UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President, General Counsel and Secretary

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 – June 30, 2019

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolios’ annual and semi-annual shareholder reports unless you specifically request paper copies from the insurance company that offers your variable life insurance contract and/or variable annuity certificate or contract (“contract”), from your financial intermediary, or from the Portfolios. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a contractholder, you may elect to receive the Portfolios’ shareholder reports and other communications electronically from the insurance company by following the instructions provided by the insurance company. For other shareholders, you may elect to receive the Portfolios’ shareholder reports and other communications electronically by calling 1-877-222-2144 or by sending an e-mail request to service@axa.us.com.

Beginning on January 1, 2019, you may elect to receive all future shareholder reports in paper free of charge. If you are a contractholder, you can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by the insurance company. For other shareholders, you can inform the Portfolios that you wish to continue receiving paper copies of shareholder reports by calling 1-877-522-5035 or by sending an e-mail request to EquitableFunds@dfinsolutions.com. Your election to receive shareholder reports in paper will apply to all portfolio companies available under your contract (if you are a contractholder) or all Portfolios held with the fund complex (for other shareholders).

EQ Advisors Trust Semi-Annual Report

June 30, 2019

ALL ASSET GROWTH-ALT 20 PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	56.7%
Fixed Income	23.0
Alternatives	12.8
Commodity	6.8
Repurchase Agreements	0.7

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/MFS International Growth Portfolio	7.2%
EQ/AB Small Cap Growth Portfolio	6.7
EQ/Global Bond PLUS Portfolio	6.4
1290 VT GAMCO Small Company Value Portfolio	6.3
EQ/T. Rowe Price Growth Stock Portfolio	5.4
EQ/Loomis Sayles Growth Portfolio	5.3
1290 VT GAMCO Mergers & Acquisitions Portfolio	4.7
EQ/BlackRock Basic Value Equity Portfolio	4.2
1290 VT Real Estate Portfolio	4.1
EQ/Invesco Comstock Portfolio	4.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,130.27	$2.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.08	2.74
Class IB
Actual	1,000.00	1,130.46	2.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.08	2.74
Class K
Actual	1,000.00	1,131.64	1.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.32	1.49

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.55%, 0.55% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Commodity (6.8%)
Invesco DB Gold Fund (x)	131,840	$5,688,896
Invesco DB Precious Metals Fund	46,900	1,816,906
Invesco DB Silver Fund‡	115,680	2,591,232
iShares Gold Trust*	940,100	12,691,350

Total Commodity		22,788,384

Equity (4.1%)
iShares China Large-Cap ETF	39,905	1,706,737
iShares International Developed Property ETF	87,380	3,322,188
iShares MSCI EAFE Small-Cap ETF (x)	88,160	5,060,384
iShares MSCI Global Gold Miners ETF	12,894	263,295
iShares U.S. Oil & Gas Exploration & Production ETF (x)	19,950	1,118,597
SPDR S&P Emerging Asia Pacific ETF (x)	5,490	536,593
SPDR S&P Emerging Markets SmallCap ETF (x)	36,395	1,626,856

Total Equity		13,634,650

Fixed Income (2.0%)
iShares JP Morgan USD Emerging Markets Bond ETF	57,480	6,511,909

Total Exchange Traded Funds (12.9%) (Cost $35,690,313)		42,934,943

INVESTMENT COMPANIES:
Alternatives (12.9%)
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,248,082	15,888,283
1290 VT Natural Resources Portfolio‡	1,607,534	13,206,608
1290 VT Real Estate Portfolio‡	1,197,944	13,812,975

Total Alternatives		42,907,866

Equity (52.8%)
1290 VT Equity Income Portfolio‡	1,324,122	5,606,173
1290 VT GAMCO Small Company Value Portfolio‡	359,042	21,050,423
1290 VT Low Volatility Global Equity Portfolio‡	586,730	7,343,912
EQ/AB Small Cap Growth Portfolio‡	1,167,874	22,477,477
EQ/BlackRock Basic Value Equity Portfolio‡	600,961	13,954,667
EQ/Emerging Markets Equity PLUS Portfolio‡	744,781	7,092,106
EQ/International Equity Index Portfolio‡	1,106,310	10,432,381
EQ/Invesco Comstock Portfolio‡	787,506	13,762,763
EQ/Janus Enterprise Portfolio*‡	67,586	1,463,595
EQ/JPMorgan Value Opportunities Portfolio‡	752,788	13,013,927
EQ/Loomis Sayles Growth Portfolio‡	1,927,686	17,726,218

EQ/MFS International Growth Portfolio‡	3,035,574	24,211,188
EQ/T. Rowe Price Growth Stock Portfolio‡	344,149	18,117,862

Total Equity		176,252,692

Fixed Income (21.2%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	680,533	6,987,972
1290 VT High Yield Bond Portfolio‡	1,008,353	9,817,936
EQ/Global Bond PLUS Portfolio‡	2,286,827	21,455,509
EQ/Intermediate Government Bond Portfolio‡	558,600	5,847,499
EQ/PIMCO Global Real Return Portfolio‡	1,325,057	13,485,050
EQ/PIMCO Ultra Short Bond Portfolio‡	662,482	6,599,672
Multimanager Core Bond Portfolio‡	654,298	6,518,830

Total Fixed Income		70,712,468

Total Investment Companies (86.9%) (Cost $244,595,089)		289,873,026

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $300,065, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $306,000. (xx)	$300,000	300,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $46,063, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $46,974. (xx)	46,052	46,052
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $1,000,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $927,101, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $945,643. (xx)	926,908	926,908

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $200,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $204,807. (xx)	$200,000	$200,000

Total Repurchase Agreements		2,472,960

Total Short-Term Investments (0.7%) (Cost $2,472,960)		2,472,960

Total Investments in Securities (100.5%) (Cost $282,758,362)		335,280,929
Other Assets Less Liabilities (-0.5%)		(1,760,569)

Net Assets (100%)		$333,520,360

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $2,651,016. This was collateralized by $227,877 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/11/19 - 2/15/49 and by cash of $2,472,960 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class K shares except Invesco DB Silver Fund.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	680,533	6,534,111	803,494	(755,421)	(5,205)	410,993	6,987,972	—	—
1290 VT Equity Income Portfolio	1,324,122	5,076,827	47,549	(227,041)	(258)	709,096	5,606,173	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,248,082	15,334,604	1,924,818	(2,345,982)	6,428	968,415	15,888,283	—	—
1290 VT GAMCO Small Company Value Portfolio	359,042	18,544,490	1,178,312	(1,926,403)	6,784	3,247,240	21,050,423	—	—
1290 VT High Yield Bond Portfolio	1,008,353	9,305,394	83,212	(397,321)	265	826,386	9,817,936	—	—
1290 VT Low Volatility Global Equity Portfolio	586,730	6,103,212	665,380	(312,181)	1,191	886,310	7,343,912	—	—
1290 VT Natural Resources Portfolio	1,607,534	11,753,277	406,988	(510,842)	1,111	1,556,074	13,206,608	—	—
1290 VT Real Estate Portfolio	1,197,944	12,919,809	606,986	(1,560,842)	19,339	1,827,683	13,812,975	—	—
EQ/AB Small Cap Growth Portfolio (a)	1,167,874	19,249,049	1,184,255	(2,354,782)	12,254	4,386,701	22,477,477	—	—
EQ/BlackRock Basic Value Equity Portfolio	600,961	12,592,000	112,931	(539,222)	18,519	1,770,439	13,954,667	—	—
EQ/Emerging Markets Equity PLUS Portfolio	744,781	8,101,967	71,325	(1,915,561)	12,184	822,191	7,092,106	—	—
EQ/Global Bond PLUS Portfolio	2,286,827	19,798,146	2,422,367	(1,823,023)	(31,950)	1,089,969	21,455,509	—	—
EQ/Intermediate Government Bond Portfolio	558,600	5,594,304	797,549	(727,041)	(3,270)	185,957	5,847,499	—	—
EQ/International Equity Index Portfolio	1,106,310	9,483,602	89,156	(425,701)	(414)	1,285,738	10,432,381	—	—
EQ/Invesco Comstock Portfolio	787,506	12,353,177	112,931	(539,222)	16,324	1,819,553	13,762,763	—	—
EQ/Janus Enterprise Portfolio* (b)	67,586	1,596,194	11,887	(556,760)	66,306	345,968	1,463,595	—	—
EQ/JPMorgan Value Opportunities Portfolio	752,788	11,697,326	868,873	(1,392,601)	58,897	1,781,432	13,013,927	—	—
EQ/Loomis Sayles Growth Portfolio (c)	1,927,686	15,635,394	386,706	(1,902,742)	157,926	3,448,934	17,726,218	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/MFS International Growth Portfolio	3,035,574	22,021,697	196,142	(1,936,543)	47,430	3,882,462	24,211,188	—	—
EQ/PIMCO Global Real Return Portfolio	1,325,057	12,515,993	1,387,930	(1,289,222)	1,189	869,160	13,485,050	—	—
EQ/PIMCO Ultra Short Bond Portfolio	662,482	6,214,063	553,493	(255,421)	(49)	87,586	6,599,672	—	—
EQ/T. Rowe Price Growth Stock Portfolio	344,149	15,687,032	386,704	(1,152,742)	56,118	3,140,750	18,117,862	—	—
Invesco DB Gold Fund** (x)	131,840	5,212,954	—	—	—	475,942	5,688,896	—	—
Invesco DB Silver Fund	115,680	2,658,326	—	—	—	(67,094)	2,591,232	—	—
Multimanager Core Bond Portfolio	654,298	6,371,576	139,043	(255,421)	(130)	263,762	6,518,830	85,549	—

Total		272,354,524	14,438,031	(25,102,037)	440,989	36,021,647	298,153,154	85,549	—

**	Not affiliated at June 30, 2019.
(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/Janus Enterprise Portfolio.
(c)	Formerly known as AXA/Loomis Sayles Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$42,934,943	$—	$—	$42,934,943
Investment Companies
Investment Companies	—	289,873,026	—	289,873,026
Short-Term Investments
Repurchase Agreements	—	2,472,960	—	2,472,960

Total Assets	$42,934,943	$292,345,986	$—	$335,280,929

Total Liabilities	$—	$—	$—	$—

Total	$42,934,943	$292,345,986	$—	$335,280,929

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,339,082
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,102,040

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,750,250
Aggregate gross unrealized depreciation	(2,845,866)

Net unrealized appreciation	$52,904,384

Federal income tax cost of investments in securities and derivative instruments, if applicable	$282,376,545

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $252,881,274)	$298,153,154
Unaffiliated Issuers (Cost $27,404,128)	34,654,815
Repurchase Agreements (Cost $2,472,960)	2,472,960
Cash	770,259
Receivable for securities sold	194,842
Receivable for Portfolio shares sold	131,379
Dividends, interest and other receivables	29,178
Securities lending income receivable	2,563
Other assets	3,523

Total assets	336,412,673

LIABILITIES
Payable for return of collateral on securities loaned	2,472,960
Payable for Portfolio shares redeemed	160,930
Distribution fees payable – Class IB	60,834
Administrative fees payable	32,889
Investment management fees payable	26,948
Payable for securities purchased	10,655
Distribution fees payable – Class IA	5,906
Trustees’ fees payable	1,419
Accrued expenses	119,772

Total liabilities	2,892,313

NET ASSETS	$333,520,360

Net assets were comprised of:
Paid in capital	$269,416,396
Total distributable earnings (loss)	64,103,964

Net assets	$333,520,360

Class IA
Net asset value, offering and redemption price per share, $29,196,877 / 1,396,349 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.91

Class IB
Net asset value, offering and redemption price per share, $301,181,701 / 14,364,688 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.97

Class K
Net asset value, offering and redemption price per share, $3,141,782 / 150,414 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.89

(x)	Includes value of securities on loan of $2,651,016.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($85,549 of dividend income received from affiliates)	$408,892
Interest	10,788
Securities lending (net)	46,219

Total income	465,899

EXPENSES
Distribution fees – Class IB	364,261
Administrative fees	199,637
Investment management fees	161,452
Custodian fees	72,400
Distribution fees – Class IA	36,003
Printing and mailing expenses	19,554
Professional fees	19,221
Trustees’ fees	4,909
Miscellaneous	2,731

Total expenses	880,168

NET INVESTMENT INCOME (LOSS)	(414,269)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	440,989
Net change in unrealized appreciation (depreciation) on investments in securities ($36,021,647 of change in unrealized appreciation (depreciation) from affiliates)	39,095,683

NET REALIZED AND UNREALIZED GAIN (LOSS)	39,536,672

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,122,403

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(414,269)	$4,165,760
Net realized gain (loss)	440,989	17,130,626
Net change in unrealized appreciation (depreciation)	39,095,683	(46,062,308)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,122,403	(24,765,922)

Distributions to shareholders:
Class IA	—	(1,567,610)
Class IB	—	(15,500,210)
Class K	—	(123,453)

Total distributions to shareholders	—	(17,191,273)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 16,707 and 66,305 shares, respectively ]	335,807	1,399,275
Capital shares issued in reinvestment of dividends and distributions [ 0 and 80,731 shares, respectively ]	—	1,567,610
Capital shares repurchased [ (108,123) and (148,869) shares, respectively ]	(2,186,947)	(3,138,095)

Total Class IA transactions	(1,851,140)	(171,210)

Class IB
Capital shares sold [ 374,201 and 953,146 shares, respectively ]	7,571,639	19,973,586
Capital shares issued in reinvestment of dividends and distributions [ 0 and 796,444 shares, respectively ]	—	15,500,210
Capital shares repurchased [ (776,723) and (1,746,577) shares, respectively ]	(15,684,922)	(36,791,268)

Total Class IB transactions	(8,113,283)	(1,317,472)

Class K
Capital shares sold [ 64,304 and 20,771 shares, respectively ]	1,297,484	441,755
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,379 shares, respectively ]	—	123,453
Capital shares repurchased [ (25,381) and (38,350) shares, respectively ]	(514,465)	(803,471)

Total Class K transactions	783,019	(238,263)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,181,404)	(1,726,945)

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,940,999	(43,684,140)
NET ASSETS:
Beginning of period	303,579,361	347,263,501

End of period	$333,520,360	$303,579,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014
Net asset value, beginning of period	$18.50		$21.16		$18.90		$17.84	$19.30	$19.59

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.26		0.21		0.23	0.14	0.24
Net realized and unrealized gain (loss)	2.44		(1.82)		2.79		1.48	(0.90)	0.25

Total from investment operations	2.41		(1.56)		3.00		1.71	(0.76)	0.49

Less distributions:
Dividends from net investment income	—		(0.38)		(0.31)		(0.25)	(0.16)	(0.28)
Distributions from net realized gains	—		(0.72)		(0.43)		(0.40)	(0.54)	(0.50)

Total dividends and distributions	—		(1.10)		(0.74)		(0.65)	(0.70)	(0.78)

Net asset value, end of period	$20.91		$18.50		$21.16		$18.90	$17.84	$19.30

Total return (b)	13.03%		(7.60)%		15.91%		9.55%	(3.94)%	2.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,197		$27,529		$31,514		$18,358	$14,722	$12,546
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.56	%(k)	0.59	%(m)	0.58%	0.57%	0.51%
Before waivers and reimbursements (a)(f)	0.55%		0.56%		0.63%		0.59%	0.57%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.26)%		1.23%		1.01%		1.26%	0.71%	1.21%
Before waivers and reimbursements (a)(f)(x)	(0.26)%		1.23%		0.98%		1.25%	0.71%	1.14%
Portfolio turnover rate (z)^	5%		12%		15%		11%	14%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014
Net asset value, beginning of period	$18.55		$21.21		$18.95		$17.88	$19.34	$19.64

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.26		0.18		0.21	0.12	0.21
Net realized and unrealized gain (loss)	2.45		(1.82)		2.82		1.51	(0.88)	0.27

Total from investment operations	2.42		(1.56)		3.00		1.72	(0.76)	0.48

Less distributions:
Dividends from net investment income	—		(0.38)		(0.31)		(0.25)	(0.16)	(0.28)
Distributions from net realized gains	—		(0.72)		(0.43)		(0.40)	(0.54)	(0.50)

Total dividends and distributions	—		(1.10)		(0.74)		(0.65)	(0.70)	(0.78)

Net asset value, end of period	$20.97		$18.55		$21.21		$18.95	$17.88	$19.34

Total return (b)	13.05%		(7.58)%		15.87%		9.59%	(3.93)%	2.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$301,182		$273,992		$313,159		$253,966	$247,650	$276,875
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.56	%(k)	0.59	%(m)	0.58%	0.57%	0.50%
Before waivers and reimbursements (a)(f)	0.55%		0.56%		0.62%		0.59%	0.57%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.26)%		1.24%		0.90%		1.11%	0.62%	1.06%
Before waivers and reimbursements (a)(f)(x)	(0.26)%		1.24%		0.86%		1.10%	0.62%	0.98%
Portfolio turnover rate (z)^	5%		12%		15%		11%	14%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014
Net asset value, beginning of period	$18.46		$21.12		$18.86		$17.80	$19.26	$19.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.30		0.24		0.27	0.20	0.31
Net realized and unrealized gain (loss)	2.43		(1.81)		2.81		1.48	(0.92)	0.22

Total from investment operations	2.43		(1.51)		3.05		1.75	(0.72)	0.53

Less distributions:
Dividends from net investment income	—		(0.43)		(0.36)		(0.29)	(0.20)	(0.33)
Distributions from net realized gains	—		(0.72)		(0.43)		(0.40)	(0.54)	(0.50)

Total dividends and distributions	—		(1.15)		(0.79)		(0.69)	(0.74)	(0.83)

Net asset value, end of period	$20.89		$18.46		$21.12		$18.86	$17.80	$19.26

Total return (b)	13.16%		(7.36)%		16.22%		9.84%	(3.72)%	2.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,142		$2,058		$2,591		$1,470	$1,191	$931
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.30	%(j)	0.31	%(k)	0.34	%(m)	0.33%	0.32%	0.26%
Before waivers and reimbursements (a)(f)	0.30%		0.31%		0.37%		0.34%	0.32%	0.33%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	—	%‡‡	1.42%		1.20%		1.45%	1.06%	1.56%
Before waivers and reimbursements (a)(f)(x)	—	%‡‡	1.42%		1.17%		1.44%	1.06%	1.49%
Portfolio turnover rate (z)^	5%		12%		15%		11%	14%	18%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.26% for Class IA, 1.26% for Class IB and 1.01% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.28% for Class IA, 1.28% for Class IB and 1.03% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.31% for Class IA, 1.31% for Class IB and 1.06% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Fixed Income	89.4%
Equity	10.6

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/Intermediate Government Bond Portfolio	89.4%
EQ/500 Managed Volatility Portfolio	6.1
EQ/2000 Managed Volatility Portfolio	2.2
EQ/International Managed Volatility Portfolio	1.7
EQ/400 Managed Volatility Portfolio	0.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,044.47	$2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.27	2.55

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.51%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (10.6%)
EQ/2000 Managed Volatility Portfolio‡	610,463	$12,477,465
EQ/400 Managed Volatility Portfolio‡	155,519	3,326,891
EQ/500 Managed Volatility Portfolio‡	1,318,250	33,899,866
EQ/International Managed Volatility Portfolio‡	734,579	9,712,866

Total Equity		59,417,088

Fixed Income (89.8%)
EQ/Intermediate Government Bond Portfolio‡	47,931,663	501,754,676

Total Investments in Securities (100.4%) (Cost $537,609,802)		561,171,764
Other Assets Less Liabilities (-0.4%)		(2,056,414)

Net Assets (100%)		$559,115,350

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio (a)	1,318,250	64,583,107	28,640,913	(69,418,106)	2,652,634	7,441,318	33,899,866	—	—
EQ/400 Managed Volatility Portfolio (b)	155,519	5,168,887	2,142,274	(4,911,069)	52,139	874,660	3,326,891	—	—
EQ/2000 Managed Volatility Portfolio (c)	610,463	19,424,034	7,885,469	(18,284,001)	338,060	3,113,903	12,477,465	—	—
EQ/International Managed Volatility Portfolio (d)	734,579	15,856,459	6,826,821	(15,008,208)	325,554	1,712,240	9,712,866	—	—
EQ/Intermediate Government Bond Portfolio	47,931,663	976,115,657	395,009,291	(886,642,455)	2,581,770	14,690,413	501,754,676	—	—

Total		1,081,148,144	440,504,768	(994,263,839)	5,950,157	27,832,534	561,171,764	—	—

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.
(b)	Formerly known as AXA 400 Managed Volatility Portfolio.
(c)	Formerly known as AXA 2000 Managed Volatility Portfolio.
(d)	Formerly known as AXA International Managed Volatility Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$561,171,764	$—	$561,171,764

Total Assets	$—	$561,171,764	$—	$561,171,764

Total Liabilities	$—	$—	$—	$—

Total	$—	$561,171,764	$—	$561,171,764

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$440,504,768
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$994,263,839

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,561,962
Aggregate gross unrealized depreciation	(482,189)

Net unrealized appreciation	$23,079,773

Federal income tax cost of investments in securities and derivative instruments, if applicable	$538,091,991

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $537,609,802)	$561,171,764
Receivable for securities sold	7,449,853
Receivable for Portfolio shares sold	45,486
Other assets	88,857

Total assets	568,755,960

LIABILITIES
Overdraft payable	7,366,141
Payable for Portfolio shares redeemed	1,996,554
Distribution fees payable – Class IB	125,894
Administrative fees payable	61,459
Investment management fees payable	52,820
Trustees’ fees payable	626
Accrued expenses	37,116

Total liabilities	9,640,610

NET ASSETS	$559,115,350

Net assets were comprised of:
Paid in capital	$530,654,966
Total distributable earnings (loss)	28,460,384

Net assets	$559,115,350

Class IB
Net asset value, offering and redemption price per share, $559,115,350 / 55,372,112 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.10

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$60,553

EXPENSES
Distribution fees – Class IB	883,997
Administrative fees	437,569
Investment management fees	353,596
Custodian fees	34,522
Printing and mailing expenses	29,699
Professional fees	27,254
Recoupment fees	21,224
Trustees’ fees	9,560
Miscellaneous	3,067

Total expenses	1,800,488

NET INVESTMENT INCOME (LOSS)	(1,739,935)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	5,950,157
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	27,832,534

NET REALIZED AND UNREALIZED GAIN (LOSS)	33,782,691

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,042,756

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,739,935)	$7,334,007
Net realized gain (loss)	5,950,157	1,853,424
Net change in unrealized appreciation (depreciation)	27,832,534	(4,450,886)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,042,756	4,736,545

Distributions to shareholders:
Class IB	—	(8,475,901)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 43,885,839 and 107,365,334 shares, respectively ]	429,850,358	1,040,638,533
Capital shares issued in reinvestment of dividends and distributions [ 0 and 880,924 shares, respectively ]	—	8,475,901
Capital shares repurchased [ (100,725,080) and (9,915,747) shares, respectively ]	(987,570,361)	(97,053,478)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(557,720,003)	952,060,956

TOTAL INCREASE (DECREASE) IN NET ASSETS	(525,677,247)	948,321,600
NET ASSETS:
Beginning of period	1,084,792,597	136,470,997

End of period	$559,115,350	$1,084,792,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$9.67		$9.83		$9.77		$10.23		$10.31		$10.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.26		0.05		0.02		0.12		0.04
Net realized and unrealized gain (loss)	0.45		(0.29)		0.15		0.13		(0.12)		0.16

Total from investment operations	0.43		(0.03)		0.20		0.15		—	#	0.20

Less distributions:
Dividends from net investment income	—		(0.11)		(0.07)		(0.04)		(0.06)		(0.05)
Distributions from net realized gains	—		(0.02)		(0.07)		(0.57)		(0.02)		(0.05)

Total dividends and distributions	—		(0.13)		(0.14)		(0.61)		(0.08)		(0.10)

Net asset value, end of period	$10.10		$9.67		$9.83		$9.77		$10.23		$10.31

Total return (b)	4.45%		(0.36)%		1.97%		1.39%		(0.02)%		1.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$559,115		$1,084,793		$136,471		$244,461		$51,200		$7,653
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.51	%(j)	0.52	%(j)	0.49	%(j)	0.48	%(j)	0.48	%(j)	0.47	%(j)
Before waivers and reimbursements (a)(f)	0.51%		0.53%		0.57%		0.56%		1.00%		2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.49)%		2.65%		0.48%		0.20%		1.14%		0.36%
Before waivers and reimbursements (a)(f)(x)	(0.49)%		2.64%		0.40%		0.12%		0.62%		(1.19)%
Portfolio turnover rate (z)^	62%		28%		66%		452%		208%		25%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Fixed Income	79.5%
Equity	20.5

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/Intermediate Government Bond Portfolio	35.9%
EQ/Core Bond Index Portfolio	33.4
EQ/500 Managed Volatility Portfolio	12.6
EQ/AB Short Duration Government Bond Portfolio	10.2
EQ/2000 Managed Volatility Portfolio	4.3
EQ/International Managed Volatility Portfolio	3.3
EQ/400 Managed Volatility Portfolio	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,062.17	$2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.43

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.48%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (20.6%)
EQ/2000 Managed Volatility Portfolio‡	1,587,236	$32,442,083
EQ/400 Managed Volatility Portfolio‡	118,645	2,538,066
EQ/500 Managed Volatility Portfolio‡	3,684,072	94,738,911
EQ/International Managed Volatility Portfolio‡	1,839,323	24,320,205

Total Equity		154,039,265

Fixed Income (79.5%)
EQ/AB Short Duration Government Bond Portfolio‡	7,604,621	76,265,336
EQ/Core Bond Index Portfolio‡	24,681,031	250,263,303

EQ/Intermediate Government Bond Portfolio‡	25,741,367	269,463,872

Total Fixed Income		595,992,511

Total Investments in Securities (100.1%) (Cost $687,328,284)		750,031,776
Other Assets Less Liabilities (-0.1%)		(681,331)

Net Assets (100%)		$749,350,445

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio (a)	3,684,072	77,524,465	12,657,113	(9,865,811)	141,500	14,281,644	94,738,911	—	—
EQ/400 Managed Volatility Portfolio (b)	118,645	2,211,841	521,064	(556,550)	49,468	312,243	2,538,066	—	—
EQ/2000 Managed Volatility Portfolio (c)	1,587,236	29,982,241	3,332,577	(5,792,768)	156,365	4,763,668	32,442,083	—	—
EQ/International Managed Volatility Portfolio (d)	1,839,323	20,223,764	3,111,514	(1,936,218)	8,084	2,913,061	24,320,205	—	—
EQ/AB Short Duration Government Bond Portfolio (e)	7,604,621	69,054,864	10,424,688	(4,487,646)	(6,141)	1,279,571	76,265,336	—	—
EQ/Core Bond Index Portfolio	24,681,031	225,965,530	26,119,791	(13,243,237)	(112,690)	11,533,909	250,263,303	—	—
EQ/Intermediate Government Bond Portfolio	25,741,367	245,834,579	30,308,272	(15,324,410)	(85,759)	8,731,190	269,463,872	—	—

Total		670,797,284	86,475,019	(51,206,640)	150,827	43,815,286	750,031,776	—	—

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.
(b)	Formerly known as AXA 400 Managed Volatility Portfolio.
(c)	Formerly known as AXA 2000 Managed Volatility Portfolio.
(d)	Formerly known as AXA International Managed Volatility Portfolio.
(e)	Formerly known as AXA/AB Short Duration Government Bond Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$750,031,776	$—	$750,031,776

Total Assets	$—	$750,031,776	$—	$750,031,776

Total Liabilities	$—	$—	$—	$—

Total	$—	$750,031,776	$—	$750,031,776

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$86,475,019
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$51,206,640

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,655,557
Aggregate gross unrealized depreciation	(22,513)

Net unrealized appreciation	$62,633,044

Federal income tax cost of investments in securities and derivative instruments, if applicable	$687,398,732

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $687,328,284)	$750,031,776
Cash	1,961,299
Receivable for Portfolio shares sold	162,958
Other assets	7,713

Total assets	752,163,746

LIABILITIES
Payable for securities purchased	1,525,938
Payable for Portfolio shares redeemed	953,967
Distribution fees payable – Class IB	151,892
Administrative fees payable	74,151
Investment management fees payable	50,024
Trustees’ fees payable	169
Accrued expenses	57,160

Total liabilities	2,813,301

NET ASSETS	$749,350,445

Net assets were comprised of:
Paid in capital	$684,410,658
Total distributable earnings (loss)	64,939,787

Net assets	$749,350,445

Class IB
Net asset value, offering and redemption price per share, $749,350,445 / 60,948,330 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.29

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$7,369

EXPENSES
Distribution fees – Class IB	884,401
Administrative fees	437,366
Investment management fees	353,758
Printing and mailing expenses	31,225
Custodian fees	28,403
Professional fees	27,745
Trustees’ fees	10,518
Miscellaneous	6,569

Gross expenses	1,779,985
Less: Waiver from investment manager	(66,898)

Net expenses	1,713,087

NET INVESTMENT INCOME (LOSS)	(1,705,718)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	150,827
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	43,815,286

NET REALIZED AND UNREALIZED GAIN (LOSS)	43,966,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,260,395

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,705,718)	$8,238,851
Net realized gain (loss)	150,827	14,707,319
Net change in unrealized appreciation (depreciation)	43,815,286	(32,957,355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,260,395	(10,011,185)

Distributions to shareholders:
Class IB	—	(24,183,508)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 9,469,794 and 10,543,630 shares, respectively ]	113,251,172	126,881,037
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,076,814 shares, respectively ]	—	24,183,508
Capital shares repurchased [ (6,475,347) and (21,574,176) shares, respectively ]	(77,287,890)	(259,897,843)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	35,963,282	(108,833,298)

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,223,677	(143,027,991)
NET ASSETS:
Beginning of period	671,126,768	814,154,759

End of period	$749,350,445	$671,126,768

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$11.58		$12.17		$11.92		$11.72		$11.85		$11.73

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.13		0.10		0.09		0.08		0.06
Net realized and unrealized gain (loss)	0.74		(0.30)		0.41		0.24		(0.09)		0.24

Total from investment operations	0.71		(0.17)		0.51		0.33		(0.01)		0.30

Less distributions:
Dividends from net investment income	—		(0.15)		(0.13)		(0.10)		(0.10)		(0.09)
Distributions from net realized gains	—		(0.27)		(0.13)		(0.03)		(0.02)		(0.09)

Total dividends and distributions	—		(0.42)		(0.26)		(0.13)		(0.12)		(0.18)

Net asset value, end of period	$12.29		$11.58		$12.17		$11.92		$11.72		$11.85

Total return (b)	6.22%		(1.41)%		4.31%		2.79%		(0.15)%		2.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$749,350		$671,127		$814,155		$910,732		$819,735		$729,257
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48	%(j)	0.48	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)	0.44	%(j)
Before waivers (a)(f)	0.50%		0.51%		0.52%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.48)%		1.10%		0.82%		0.78%		0.65%		0.50%
Before waivers (a)(f)(x)	(0.50)%		1.06%		0.77%		0.72%		0.58%		0.41%
Portfolio turnover rate (z)^	7%		10%		9%		14%		8%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Fixed Income	59.0%
Equity	41.0

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/Intermediate Government Bond Portfolio	26.8%
EQ/500 Managed Volatility Portfolio	25.1
EQ/Core Bond Index Portfolio	24.7
EQ/2000 Managed Volatility Portfolio	8.9
EQ/AB Short Duration Government Bond Portfolio	7.5
EQ/International Managed Volatility Portfolio	6.4
EQ/400 Managed Volatility Portfolio	0.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,088.50	$2.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.28	2.54

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.51%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (41.0%)
EQ/2000 Managed Volatility Portfolio‡	6,688,646	$136,711,589
EQ/400 Managed Volatility Portfolio‡	402,221	8,604,372
EQ/500 Managed Volatility Portfolio‡	14,925,018	383,809,017
EQ/International Managed Volatility Portfolio‡	7,455,942	98,585,193

Total Equity		627,710,171

Fixed Income (59.0%)
EQ/AB Short Duration Government Bond Portfolio‡	11,386,359	114,191,690
EQ/Core Bond Index Portfolio‡	37,265,718	377,870,820

EQ/Intermediate Government Bond Portfolio‡	39,204,782	410,400,588

Total Fixed Income		902,463,098

Total Investments in Securities (100.0%) (Cost $1,297,287,678)		1,530,173,269
Other Assets Less Liabilities (0.0%)		(343,248)

Net Assets (100%)		$1,529,830,021

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio (a)	14,925,018	321,633,903	34,866,098	(31,544,191)	823,767	58,029,440	383,809,017	—	—
EQ/400 Managed Volatility Portfolio (b)	402,221	7,732,776	869,815	(1,273,990)	111,285	1,164,486	8,604,372	—	—
EQ/2000 Managed Volatility Portfolio (c)	6,688,646	124,904,627	13,361,968	(22,009,735)	209,381	20,245,348	136,711,589	—	—
EQ/International Managed Volatility Portfolio (d)	7,455,942	87,133,346	7,586,342	(8,087,436)	(2,610)	11,955,551	98,585,193	—	—
EQ/AB Short Duration Government Bond Portfolio (e)	11,386,359	86,235,399	32,423,794	(6,360,767)	(6,306)	1,899,570	114,191,690	—	—
EQ/Core Bond Index Portfolio	37,265,718	355,825,198	27,681,731	(23,256,371)	(135,487)	17,755,749	377,870,820	—	—
EQ/Intermediate Government Bond Portfolio	39,204,782	391,608,220	31,641,726	(26,316,490)	(105,590)	13,572,722	410,400,588	—	—

Total		1,375,073,469	148,431,474	(118,848,980)	894,440	124,622,866	1,530,173,269	—	—

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.
(b)	Formerly known as AXA 400 Managed Volatility Portfolio.
(c)	Formerly known as AXA 2000 Managed Volatility Portfolio.
(d)	Formerly known as AXA International Managed Volatility Portfolio.
(e)	Formerly known as AXA/AB Short Duration Government Bond Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,530,173,269	$—	$1,530,173,269

Total Assets	$—	$1,530,173,269	$—	$1,530,173,269

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,530,173,269	$—	$1,530,173,269

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$148,431,473
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$118,848,980

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$232,547,684
Aggregate gross unrealized depreciation	(60,081)

Net unrealized appreciation	$232,487,603

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,297,685,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,297,287,678)	$1,530,173,269
Cash	1,393,983
Receivable for Portfolio shares sold	344,547
Other assets	16,161

Total assets	1,531,927,960

LIABILITIES
Payable for Portfolio shares redeemed	819,250
Payable for securities purchased	583,173
Distribution fees payable – Class IB	309,945
Investment management fees payable	169,849
Administrative fees payable	151,309
Accrued expenses	64,413

Total liabilities	2,097,939

NET ASSETS	$1,529,830,021

Net assets were comprised of:
Paid in capital	$1,286,325,829
Total distributable earnings (loss)	243,504,192

Net assets	$1,529,830,021

Class IB
Net asset value, offering and redemption price per share, $1,529,830,021 / 104,519,865 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$10,126

EXPENSES
Distribution fees – Class IB	1,832,403
Administrative fees	906,234
Investment management fees	732,956
Recoupment fees	87,436
Printing and mailing expenses	56,976
Professional fees	36,836
Custodian fees	29,040
Trustees’ fees	22,036
Miscellaneous	13,490

Total expenses	3,717,407

NET INVESTMENT INCOME (LOSS)	(3,707,281)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	894,440
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	124,622,866

NET REALIZED AND UNREALIZED GAIN (LOSS)	125,517,306

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$121,810,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,707,281)	$16,371,956
Net realized gain (loss)	894,440	33,120,576
Net change in unrealized appreciation (depreciation)	124,622,866	(97,348,766)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	121,810,025	(47,856,234)

Distributions to shareholders:
Class IB	—	(49,419,978)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 9,542,438 and 7,339,690 shares, respectively ]	134,682,713	105,154,730
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,613,380 shares, respectively ]	—	49,419,978
Capital shares repurchased [ (7,250,027) and (20,028,812) shares, respectively ]	(101,915,492)	(284,429,104)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	32,767,221	(129,854,396)

TOTAL INCREASE (DECREASE) IN NET ASSETS	154,577,246	(227,130,608)
NET ASSETS:
Beginning of period	1,375,252,775	1,602,383,383

End of period	$1,529,830,021	$1,375,252,775

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$13.45		$14.40		$13.63		$13.15		$13.43		$13.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.15		0.13		0.11		0.08		0.06
Net realized and unrealized gain (loss)	1.23		(0.62)		0.95		0.55		(0.14)		0.45

Total from investment operations	1.19		(0.47)		1.08		0.66		(0.06)		0.51

Less distributions:
Dividends from net investment income	—		(0.18)		(0.17)		(0.12)		(0.13)		(0.14)
Distributions from net realized gains	—		(0.30)		(0.14)		(0.06)		(0.09)		(0.19)

Total dividends and distributions	—		(0.48)		(0.31)		(0.18)		(0.22)		(0.33)

Net asset value, end of period	$14.64		$13.45		$14.40		$13.63		$13.15		$13.43

Total return (b)	8.85%		(3.29)%		7.97%		5.02%		(0.48)%		3.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,529,830		$1,375,253		$1,602,383		$1,530,025		$1,387,077		$1,288,159
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.50	%(j)	0.49	%(j)	0.48	%(j)	0.48	%(j)	0.46	%(j)
Before waivers (a)(f)	0.51%		0.50%		0.51%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		1.06%		0.89%		0.83%		0.57%		0.47%
Before waivers (a)(f)(x)	(0.51)%		1.06%		0.87%		0.79%		0.53%		0.41%
Portfolio turnover rate (z)^	8%		10%		8%		12%		5%		7%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/BALANCED STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	51.2%
Fixed Income	48.8

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/500 Managed Volatility Portfolio	31.4%
EQ/Intermediate Government Bond Portfolio	22.2
EQ/Core Bond Index Portfolio	20.4
EQ/2000 Managed Volatility Portfolio	11.1
EQ/International Managed Volatility Portfolio	8.0
EQ/AB Short Duration Government Bond Portfolio	6.2
EQ/400 Managed Volatility Portfolio	0.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,101.19	$2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.38	2.44
Class IB
Actual	1,000.00	1,101.05	2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.38	2.45

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.49% and 0.49%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (51.2%)
EQ/2000 Managed Volatility Portfolio‡	19,213,791	$392,717,416
EQ/400 Managed Volatility Portfolio‡	1,203,138	25,737,711
EQ/500 Managed Volatility Portfolio‡	43,280,817	1,113,001,508
EQ/International Managed Volatility Portfolio‡	21,331,012	282,046,440

Total Equity		1,813,503,075

Fixed Income (48.8%)
EQ/AB Short Duration Government Bond Portfolio‡	21,787,126	218,499,060
EQ/Core Bond Index Portfolio‡	71,509,139	725,095,840

EQ/Intermediate Government Bond Portfolio‡	75,084,115	785,989,957

Total Fixed Income		1,729,584,857

Total Investments in Securities (100.0%) (Cost $2,913,573,523)		3,543,087,932
Other Assets Less Liabilities (0.0%)		1,061,291

Net Assets (100%)		$3,544,149,223

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio (a)	43,280,817	945,084,472	67,979,302	(72,056,760)	3,214,645	168,779,849	1,113,001,508	—	—
EQ/400 Managed Volatility Portfolio (b)	1,203,138	24,280,019	1,382,376	(3,910,821)	(20,117)	4,006,254	25,737,711	—	—
EQ/2000 Managed Volatility Portfolio (c)	19,213,791	367,651,073	29,053,258	(64,329,329)	(95,758)	60,438,172	392,717,416	—	—
EQ/International Managed Volatility Portfolio (d)	21,331,012	254,482,563	10,847,207	(17,869,257)	3,109	34,582,818	282,046,440	—	—
EQ/AB Short Duration Government Bond Portfolio (e)	21,787,126	182,902,744	43,686,998	(11,741,709)	(621)	3,651,648	218,499,060	—	—
EQ/Core Bond Index Portfolio	71,509,139	689,388,092	49,234,658	(47,665,212)	(254,850)	34,393,152	725,095,840	—	—
EQ/Intermediate Government Bond Portfolio	75,084,115	754,870,493	58,906,295	(53,792,620)	(149,709)	26,155,498	785,989,957	—	—

Total		3,218,659,456	261,090,094	(271,365,708)	2,696,699	332,007,391	3,543,087,932	—	—

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.
(b)	Formerly known as AXA 400 Managed Volatility Portfolio.
(c)	Formerly known as AXA 2000 Managed Volatility Portfolio.
(d)	Formerly known as AXA International Managed Volatility Portfolio.
(e)	Formerly known as AXA/AB Short Duration Government Bond Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,543,087,932	$—	$3,543,087,932

Total Assets	$—	$3,543,087,932	$—	$3,543,087,932

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,543,087,932	$—	$3,543,087,932

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$261,090,094
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$271,365,708

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$628,754,497
Aggregate gross unrealized depreciation	(108,492)

Net unrealized appreciation	$628,646,005

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,914,441,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,913,573,523)	$3,543,087,932
Cash	3,114,718
Receivable for Portfolio shares sold	1,375,173
Other assets	37,612

Total assets	3,547,615,435

LIABILITIES
Payable for securities purchased	1,289,678
Payable for Portfolio shares redeemed	725,450
Distribution fees payable – Class IB	718,577
Administrative fees payable	350,804
Investment management fees payable	278,205
Distribution fees payable – Class IA	16
Accrued expenses	103,482

Total liabilities	3,466,212

NET ASSETS	$3,544,149,223

Net assets were comprised of:
Paid in capital	$2,880,747,279
Total distributable earnings (loss)	663,401,944

Net assets	$3,544,149,223

Class IA
Net asset value, offering and redemption price per share, $77,417 / 4,905 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.78

Class IB
Net asset value, offering and redemption price per share, $3,544,071,806 / 224,246,473 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.80

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$17,510

EXPENSES
Distribution fees – Class IB	4,277,148
Administrative fees	2,115,439
Investment management fees	1,656,945
Printing and mailing expenses	123,194
Professional fees	60,219
Trustees’ fees	51,621
Custodian fees	35,258
Distribution fees – Class IA	94
Miscellaneous	30,733

Total expenses	8,350,651

NET INVESTMENT INCOME (LOSS)	(8,333,141)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	2,696,699
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	332,007,391

NET REALIZED AND UNREALIZED GAIN (LOSS)	334,704,090

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$326,370,949

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,333,141)	$37,865,963
Net realized gain (loss)	2,696,699	81,037,966
Net change in unrealized appreciation (depreciation)	332,007,391	(263,340,056)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	326,370,949	(144,436,127)

Distributions to shareholders:
Class IA	—	(2,557)
Class IB	—	(115,879,700)

Total distributions to shareholders	—	(115,882,257)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 174 shares, respectively ]	—	2,557
Capital shares repurchased [ (167) and (7,581) shares, respectively ]	(2,531)	(119,172)

Total Class IA transactions	(2,531)	(116,615)

Class IB
Capital shares sold [ 12,722,305 and 12,749,357 shares, respectively ]	192,504,761	197,972,538
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,877,204 shares, respectively ]	—	115,879,700
Capital shares repurchased [ (12,816,407) and (32,123,880) shares, respectively ]	(193,653,479)	(490,704,011)

Total Class IB transactions	(1,148,718)	(176,851,773)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,151,249)	(176,968,388)

TOTAL INCREASE (DECREASE) IN NET ASSETS	325,219,700	(437,286,772)
NET ASSETS:
Beginning of period	3,218,929,523	3,656,216,295

End of period	$3,544,149,223	$3,218,929,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$14.33		$15.48		$14.41		$13.79		$14.14		$13.93

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.07		0.13		0.11		0.05		0.05
Net realized and unrealized gain (loss)	1.49		(0.70)		1.29		0.71		(0.15)		0.57

Total from investment operations	1.45		(0.63)		1.42		0.82		(0.10)		0.62

Less distributions:
Dividends from net investment income	—		(0.19)		(0.20)		(0.12)		(0.14)		(0.16)
Distributions from net realized gains	—		(0.33)		(0.15)		(0.08)		(0.11)		(0.25)

Total dividends and distributions	—		(0.52)		(0.35)		(0.20)		(0.25)		(0.41)

Net asset value, end of period	$15.78		$14.33		$15.48		$14.41		$13.79		$14.14

Total return (b)	10.12%		(4.16)%		9.86%		5.97%		(0.68)%		4.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77		$73		$193		$188		$189		$253
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.50	%(k)	0.52	%(m)	0.52	%(n)	0.51	%(n)	0.50	%(n)
Before waivers (a)(f)	0.49%		0.50%		0.52%		0.52%		0.51%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		0.44%		0.85%		0.75%		0.34%		0.34%
Before waivers (a)(f)(x)	(0.49)%		0.44%		0.85%		0.75%		0.34%		0.32%
Portfolio turnover rate (z)^	8%		10%		8%		13%		4%		7%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$14.35		$15.50		$14.43		$13.81		$14.15		$13.95

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.16		0.13		0.11		0.07		0.06
Net realized and unrealized gain (loss)	1.49		(0.79)		1.29		0.71		(0.16)		0.55

Total from investment operations	1.45		(0.63)		1.42		0.82		(0.09)		0.61

Less distributions:
Dividends from net investment income	—		(0.19)		(0.20)		(0.12)		(0.14)		(0.16)
Distributions from net realized gains	—		(0.33)		(0.15)		(0.08)		(0.11)		(0.25)

Total dividends and distributions	—		(0.52)		(0.35)		(0.20)		(0.25)		(0.41)

Net asset value, end of period	$15.80		$14.35		$15.50		$14.43		$13.81		$14.15

Total return (b)	10.10%		(4.15)%		9.84%		5.96%		(0.61)%		4.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,544,072		$3,218,857		$3,656,023		$3,406,193		$3,133,325		$2,875,494
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.50	%(k)	0.52	%(m)	0.52	%(n)	0.51	%(n)	0.50	%(n)
Before waivers (a)(f)	0.49%		0.50%		0.52%		0.52%		0.51%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		1.06%		0.88%		0.81%		0.52%		0.44%
Before waivers (a)(f)(x)	(0.49)%		1.06%		0.88%		0.81%		0.52%		0.42%
Portfolio turnover rate (z)^	8%		10%		8%		13%		4%		7%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IA and 1.00% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IA and 1.01% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.04% for Class IA and 1.04% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IA and 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	61.3%
Fixed Income	38.7

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/500 Managed Volatility Portfolio	37.8%
EQ/Intermediate Government Bond Portfolio	17.5
EQ/Core Bond Index Portfolio	16.3
EQ/2000 Managed Volatility Portfolio	13.1
EQ/International Managed Volatility Portfolio	9.5
EQ/AB Short Duration Government Bond Portfolio	4.9
EQ/400 Managed Volatility Portfolio	0.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,115.16	$2.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.40	2.42

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.48%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (61.3%)
EQ/2000 Managed Volatility Portfolio‡	46,338,149	$947,121,672
EQ/400 Managed Volatility Portfolio‡	3,111,780	66,567,662
EQ/500 Managed Volatility Portfolio‡	106,419,906	2,736,674,701
EQ/International Managed Volatility Portfolio‡	52,268,135	691,108,407

Total Equity		4,441,472,442

Fixed Income (38.7%)
EQ/AB Short Duration Government Bond Portfolio‡	35,318,350	354,201,213
EQ/Core Bond Index Portfolio‡	116,975,962	1,186,125,084

EQ/Intermediate Government Bond Portfolio‡	121,096,140	1,267,649,623

Total Fixed Income		2,807,975,920

Total Investments in Securities (100.0%) (Cost $5,667,318,765)		7,249,448,362
Other Assets Less Liabilities (0.0%)		(776,114)

Net Assets (100%)		$7,248,672,248

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio (a)	106,419,906	2,361,318,787	100,269,720	(149,992,970)	11,112,303	413,966,861	2,736,674,701	—	—
EQ/400 Managed Volatility Portfolio (b)	3,111,780	62,830,301	1,731,824	(8,432,634)	196,453	10,241,718	66,567,662	—	—
EQ/2000 Managed Volatility Portfolio (c)	46,338,149	893,420,792	49,302,390	(142,353,815)	476,388	146,275,917	947,121,672	—	—
EQ/International Managed Volatility Portfolio (d)	52,268,135	627,258,875	18,726,470	(40,856,467)	12,677	85,966,852	691,108,407	—	—
EQ/AB Short Duration Government Bond Portfolio (e)	35,318,350	297,110,793	71,020,209	(19,856,146)	13,071	5,913,286	354,201,213	—	—
EQ/Core Bond Index Portfolio	116,975,962	1,146,097,488	70,065,407	(86,196,851)	(333,057)	56,492,097	1,186,125,084	—	—
EQ/Intermediate Government Bond Portfolio	121,096,140	1,233,540,678	88,652,088	(96,605,503)	(184,686)	42,247,046	1,267,649,623	—	—

Total		6,621,577,714	399,768,108	(544,294,386)	11,293,149	761,103,777	7,249,448,362	—	—

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.
(b)	Formerly known as AXA 400 Managed Volatility Portfolio.
(c)	Formerly known as AXA 2000 Managed Volatility Portfolio.
(d)	Formerly known as AXA International Managed Volatility Portfolio.
(e)	Formerly known as AXA/AB Short Duration Government Bond Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,249,448,362	$—	$7,249,448,362

Total Assets	$—	$7,249,448,362	$—	$7,249,448,362

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,249,448,362	$—	$7,249,448,362

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$399,768,108
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$544,294,386

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,580,221,351
Aggregate gross unrealized depreciation	(176,066)

Net unrealized appreciation	$1,580,045,285

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,669,403,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,667,318,765)	$7,249,448,362
Cash	2,148,584
Receivable for securities sold	1,502,368
Receivable for Portfolio shares sold	560,139
Other assets	77,297

Total assets	7,253,736,750

LIABILITIES
Payable for Portfolio shares redeemed	2,138,068
Distribution fees payable – Class IB	1,469,951
Administrative fees payable	717,603
Investment management fees payable	553,836
Accrued expenses	185,044

Total liabilities	5,064,502

NET ASSETS	$7,248,672,248

Net assets were comprised of:
Paid in capital	$5,577,125,213
Total distributable earnings (loss)	1,671,547,035

Net assets	$7,248,672,248

Class IB
Net asset value, offering and redemption price per share, $7,248,672,248 / 415,950,708 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.43

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$24,871

EXPENSES
Distribution fees – Class IB	8,795,304
Administrative fees	4,350,092
Investment management fees	3,315,050
Printing and mailing expenses	245,534
Trustees’ fees	106,253
Professional fees	103,527
Custodian fees	35,285
Miscellaneous	63,234

Total expenses	17,014,279

NET INVESTMENT INCOME (LOSS)	(16,989,408)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	11,293,149
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	761,103,777

NET REALIZED AND UNREALIZED GAIN (LOSS)	772,396,926

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$755,407,518

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(16,989,408)	$75,692,822
Net realized gain (loss)	11,293,149	191,223,669
Net change in unrealized appreciation (depreciation)	761,103,777	(629,618,978)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	755,407,518	(362,702,487)

Distributions to shareholders:
Class IB	—	(256,650,441)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 15,679,435 and 19,115,484 shares, respectively ]	260,616,764	328,535,442
Capital shares issued in reinvestment of dividends and distributions [ 0 and 15,895,218 shares, respectively ]	—	256,650,441
Capital shares repurchased [ (23,268,179) and (51,923,117) shares, respectively ]	(388,604,878)	(879,214,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(127,988,114)	(294,029,033)

TOTAL INCREASE (DECREASE) IN NET ASSETS	627,419,404	(913,381,961)
NET ASSETS:
Beginning of period	6,621,252,844	7,534,634,805

End of period	$7,248,672,248	$6,621,252,844

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$15.63		$17.11		$15.69		$14.89		$15.32		$15.09

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.18		0.15		0.13		0.08		0.06
Net realized and unrealized gain (loss)	1.84		(1.05)		1.70		0.92		(0.20)		0.69

Total from investment operations	1.80		(0.87)		1.85		1.05		(0.12)		0.75

Less distributions:
Dividends from net investment income	—		(0.21)		(0.23)		(0.14)		(0.16)		(0.18)
Distributions from net realized gains	—		(0.40)		(0.20)		(0.11)		(0.15)		(0.34)

Total dividends and distributions	—		(0.61)		(0.43)		(0.25)		(0.31)		(0.52)

Net asset value, end of period	$17.43		$15.63		$17.11		$15.69		$14.89		$15.32

Total return (b)	11.52%		(5.17)%		11.82%		7.01%		(0.76)%		5.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,248,672		$6,621,253		$7,534,635		$6,928,949		$6,425,583		$6,043,595
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48	%(j)	0.49	%(k)	0.50	%(m)	0.51	%(n)	0.51	%(n)	0.52	%(o)
Before waivers (a)(f)	0.48%		0.49%		0.50%		0.51%		0.51%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.48)%		1.02%		0.90%		0.83%		0.49%		0.39%
Before waivers (a)(f)(x)	(0.48)%		1.02%		0.90%		0.83%		0.49%		0.39%
Portfolio turnover rate (z)^	6%		9%		8%		13%		3%		6%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	71.3%
Fixed Income	28.7

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/500 Managed Volatility Portfolio	44.1%
EQ/2000 Managed Volatility Portfolio	14.9
EQ/Intermediate Government Bond Portfolio	13.0
EQ/Core Bond Index Portfolio	12.1
EQ/International Managed Volatility Portfolio	11.1
EQ/AB Short Duration Government Bond Portfolio	3.6
EQ/400 Managed Volatility Portfolio	1.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,127.71	$2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.43
Class IB
Actual	1,000.00	1,127.56	2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.43

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.48% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (71.3%)
EQ/2000 Managed Volatility Portfolio‡	38,892,976	$794,947,183
EQ/400 Managed Volatility Portfolio‡	3,071,667	65,709,572
EQ/500 Managed Volatility Portfolio‡	91,770,348	2,359,949,370
EQ/International Managed Volatility Portfolio‡	44,670,076	590,644,089

Total Equity		3,811,250,214

Fixed Income (28.7%)
EQ/AB Short Duration Government Bond Portfolio‡	19,417,771	194,737,241
EQ/Core Bond Index Portfolio‡	63,685,549	645,765,390

EQ/Intermediate Government Bond Portfolio‡	66,550,088	696,654,693

Total Fixed Income		1,537,157,324

Total Investments in Securities (100.0%) (Cost $4,300,434,097)		5,348,407,538
Other Assets Less Liabilities (0.0%)		453,612

Net Assets (100%)		$5,348,861,150

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio (a)	91,770,348	2,010,536,844	88,606,000	(99,142,044)	3,775,489	356,173,081	2,359,949,370	—	—
EQ/400 Managed Volatility Portfolio (b)	3,071,667	58,331,201	2,317,434	(4,806,968)	(26,315)	9,894,220	65,709,572	—	—
EQ/2000 Managed Volatility Portfolio (c)	38,892,976	712,781,105	40,472,135	(75,963,859)	(26,193)	117,683,995	794,947,183	—	—
EQ/International Managed Volatility Portfolio (d)	44,670,076	515,478,361	18,010,907	(14,819,481)	(1,085)	71,975,387	590,644,089	—	—
EQ/AB Short Duration Government Bond Portfolio (e)	19,417,771	166,786,353	31,822,089	(7,121,379)	4,706	3,245,472	194,737,241	—	—
EQ/Core Bond Index Portfolio	63,685,549	605,218,606	51,036,996	(40,597,631)	(153,274)	30,260,693	645,765,390	—	—
EQ/Intermediate Government Bond Portfolio	66,550,088	658,225,306	60,769,955	(45,207,557)	(103,604)	22,970,593	696,654,693	—	—

Total		4,727,357,776	293,035,516	(287,658,919)	3,469,724	612,203,441	5,348,407,538	—	—

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.
(b)	Formerly known as AXA 400 Managed Volatility Portfolio.
(c)	Formerly known as AXA 2000 Managed Volatility Portfolio.
(d)	Formerly known as AXA International Managed Volatility Portfolio.
(e)	Formerly known as AXA/AB Short Duration Government Bond Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,348,407,538	$—	$5,348,407,538

Total Assets	$—	$5,348,407,538	$—	$5,348,407,538

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,348,407,538	$—	$5,348,407,538

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$293,035,516
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$287,658,919

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,046,509,407
Aggregate gross unrealized depreciation	(200,475)

Net unrealized appreciation	$1,046,308,932

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,302,098,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,300,434,097)	$5,348,407,538
Cash	3,828,834
Receivable for Portfolio shares sold	1,865,196
Other assets	56,764

Total assets	5,354,158,332

LIABILITIES
Payable for Portfolio shares redeemed	1,757,610
Payable for securities purchased	1,391,742
Distribution fees payable – Class IB	1,079,554
Administrative fees payable	527,151
Investment management fees payable	411,859
Distribution fees payable – Class IA	271
Accrued expenses	128,995

Total liabilities	5,297,182

NET ASSETS	$5,348,861,150

Net assets were comprised of:
Paid in capital	$4,237,331,324
Total distributable earnings (loss)	1,111,529,826

Net assets	$5,348,861,150

Class IA
Net asset value, offering and redemption price per share, $1,343,660 / 71,780 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.72

Class IB
Net asset value, offering and redemption price per share, $5,347,517,490 / 285,394,553 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.74

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$24,779

EXPENSES
Distribution fees – Class IB	6,396,759
Administrative fees	3,164,439
Investment management fees	2,441,759
Printing and mailing expenses	180,444
Professional fees	80,591
Trustees’ fees	77,028
Custodian fees	32,283
Distribution fees – Class IA	1,636
Miscellaneous	45,586

Total expenses	12,420,525

NET INVESTMENT INCOME (LOSS)	(12,395,746)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	3,469,724
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	612,203,441

NET REALIZED AND UNREALIZED GAIN (LOSS)	615,673,165

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$603,277,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,395,746)	$53,074,052
Net realized gain (loss)	3,469,724	114,439,707
Net change in unrealized appreciation (depreciation)	612,203,441	(482,261,784)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	603,277,419	(314,748,025)

Distributions to shareholders:
Class IA	—	(41,227)
Class IB	—	(153,312,854)

Total distributions to shareholders	—	(153,354,081)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 388 and 373 shares, respectively ]	6,989	6,699
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,381 shares, respectively ]	—	41,227
Capital shares repurchased [ (6,579) and (8,619) shares, respectively ]	(115,975)	(160,790)

Total Class IA transactions	(108,986)	(112,864)

Class IB
Capital shares sold [ 13,525,611 and 19,765,182 shares, respectively ]	241,832,536	363,772,047
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,843,562 shares, respectively ]	—	153,312,854
Capital shares repurchased [ (12,630,048) and (29,162,459) shares, respectively ]	(224,463,517)	(523,329,209)

Total Class IB transactions	17,369,019	(6,244,308)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,260,033	(6,357,172)

TOTAL INCREASE (DECREASE) IN NET ASSETS	620,537,452	(474,459,278)
NET ASSETS:
Beginning of period	4,728,323,698	5,202,782,976

End of period	$5,348,861,150	$4,728,323,698

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$16.60		$18.23		$16.40		$15.43		$15.93		$15.65

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.18		0.16		0.13		0.07		0.05
Net realized and unrealized gain (loss)	2.16		(1.27)		2.10		1.11		(0.22)		0.82

Total from investment operations	2.12		(1.09)		2.26		1.24		(0.15)		0.87

Less distributions:
Dividends from net investment income	—		(0.22)		(0.27)		(0.15)		(0.18)		(0.21)
Distributions from net realized gains	—		(0.32)		(0.16)		(0.12)		(0.17)		(0.38)

Total dividends and distributions	—		(0.54)		(0.43)		(0.27)		(0.35)		(0.59)

Net asset value, end of period	$18.72		$16.60		$18.23		$16.40		$15.43		$15.93

Total return (b)	12.77%		(6.08)%		13.75%		8.07%		(0.95)%		5.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,344		$1,294		$1,528		$1,370		$1,292		$1,323
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.48	%(j)	0.49	%(k)	0.50	%(m)	0.51	%(n)	0.52	%(o)	0.52	%(jj)
Before waivers and reimbursements (a)(f)	0.48%		0.49%		0.50%		0.51%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.48)%		0.95%		0.92%		0.83%		0.43%		0.31%
Before waivers and reimbursements (a)(f)(x)	(0.48)%		0.95%		0.92%		0.83%		0.43%		0.31%
Portfolio turnover rate (z)^	6%		10%		5%		15%		2%		5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$16.62		$18.25		$16.42		$15.44		$15.95		$15.66

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.19		0.17		0.14		0.08		0.07
Net realized and unrealized gain (loss)	2.16		(1.28)		2.09		1.11		(0.24)		0.81

Total from investment operations	2.12		(1.09)		2.26		1.25		(0.16)		0.88

Less distributions:
Dividends from net investment income	—		(0.22)		(0.27)		(0.15)		(0.18)		(0.21)
Distributions from net realized gains	—		(0.32)		(0.16)		(0.12)		(0.17)		(0.38)

Total dividends and distributions	—		(0.54)		(0.43)		(0.27)		(0.35)		(0.59)

Net asset value, end of period	$18.74		$16.62		$18.25		$16.42		$15.44		$15.95

Total return (b)	12.76%		(6.07)%		13.74%		8.13%		(1.01)%		5.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,347,517		$4,727,029		$5,201,255		$4,423,238		$3,906,802		$3,285,231
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.48	%(j)	0.49	%(k)	0.50	%(m)	0.51	%(n)	0.52	%(o)	0.52	%(jj)
Before waivers and reimbursements (a)(f)	0.48%		0.49%		0.50%		0.51%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.48)%		1.01%		0.95%		0.88%		0.50%		0.44%
Before waivers and reimbursements (a)(f)(x)	(0.48)%		1.01%		0.95%		0.88%		0.50%		0.44%
Portfolio turnover rate (z)^	6%		10%		5%		15%		2%		5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IA and 1.01% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IA and 1.03% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IA and 1.04% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class IA and 1.07% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class IA and 1.08% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IA and 1.10% for Class IB.

See Notes to Financial Statements.

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	81.3%
Fixed Income	18.7

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/500 Managed Volatility Portfolio	50.8%
EQ/2000 Managed Volatility Portfolio	16.7
EQ/International Managed Volatility Portfolio	12.4
EQ/Intermediate Government Bond Portfolio	8.5
EQ/Core Bond Index Portfolio	7.8
EQ/AB Short Duration Government Bond Portfolio	2.3
EQ/400 Managed Volatility Portfolio	1.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,140.10	$2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.44

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (81.4%)
EQ/2000 Managed Volatility Portfolio‡	33,082,176	$676,178,206
EQ/400 Managed Volatility Portfolio‡	2,768,249	59,218,806
EQ/500 Managed Volatility Portfolio‡	80,111,306	2,060,127,601
EQ/International Managed Volatility Portfolio‡	37,974,943	502,118,591

Total Equity		3,297,643,204

Fixed Income (18.6%)
EQ/AB Short Duration Government Bond Portfolio‡	9,438,322	94,655,193
EQ/Core Bond Index Portfolio‡	31,277,077	317,146,570

EQ/Intermediate Government Bond Portfolio‡	32,891,463	344,311,976

Total Fixed Income		756,113,739

Total Investments in Securities (100.0%) (Cost $3,467,268,046)		4,053,756,943
Other Assets Less Liabilities (0.0%)		(561,393)

Net Assets (100%)		$4,053,195,550

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio (a)	80,111,306	1,723,132,789	95,496,986	(65,400,245)	77,906	306,820,165	2,060,127,601	—	—
EQ/400 Managed Volatility Portfolio (b)	2,768,249	49,201,252	3,795,905	(2,319,979)	(12,635)	8,554,263	59,218,806	—	—
EQ/2000 Managed Volatility Portfolio (c)	33,082,176	559,159,298	40,242,373	(17,224,048)	(865)	94,001,448	676,178,206	—	—
EQ/International Managed Volatility Portfolio (d)	37,974,943	414,155,496	36,663,254	(8,264,224)	5,204	59,558,861	502,118,591	—	—
EQ/AB Short Duration Government Bond Portfolio (e)	9,438,322	85,511,569	9,651,805	(2,101,893)	1,619	1,592,093	94,655,193	—	—
EQ/Core Bond Index Portfolio	31,277,077	286,847,520	27,412,338	(11,678,635)	(60,070)	14,625,417	317,146,570	—	—
EQ/Intermediate Government Bond Portfolio	32,891,463	315,648,065	30,332,597	(12,809,909)	(904)	11,142,127	344,311,976	—	—

Total		3,433,655,989	243,595,258	(119,798,933)	10,255	496,294,374	4,053,756,943	—	—

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.
(b)	Formerly known as AXA 400 Managed Volatility Portfolio.
(c)	Formerly known as AXA 2000 Managed Volatility Portfolio.
(d)	Formerly known as AXA International Managed Volatility Portfolio.
(e)	Formerly known as AXA/AB Short Duration Government Bond Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,053,756,943	$—	$4,053,756,943

Total Assets	$—	$4,053,756,943	$—	$4,053,756,943

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,053,756,943	$—	$4,053,756,943

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$243,595,258
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$119,798,933

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$582,666,381
Aggregate gross unrealized depreciation	(2,102,560)

Net unrealized appreciation	$580,563,821

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,473,193,122

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,467,268,046)	$4,053,756,943
Cash	2,347,605
Receivable for Portfolio shares sold	898,735
Other assets	42,955

Total assets	4,057,046,238

LIABILITIES
Payable for Portfolio shares redeemed	1,522,528
Distribution fees payable – Class IB	815,397
Payable for securities purchased	719,860
Administrative fees payable	398,062
Investment management fees payable	314,022
Accrued expenses	80,819

Total liabilities	3,850,688

NET ASSETS	$4,053,195,550

Net assets were comprised of:
Paid in capital	$3,420,976,305
Total distributable earnings (loss)	632,219,245

Net assets	$4,053,195,550

Class IB
Net asset value, offering and redemption price per share, $4,053,195,550 / 263,491,598 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.38

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$26,214

EXPENSES
Distribution fees – Class IB	4,779,450
Administrative fees	2,363,629
Investment management fees	1,842,759
Printing and mailing expenses	136,499
Professional fees	65,026
Trustees’ fees	57,150
Custodian fees	18,358
Miscellaneous	32,548

Total expenses	9,295,419

NET INVESTMENT INCOME (LOSS)	(9,269,205)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	10,255
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	496,294,374

NET REALIZED AND UNREALIZED GAIN (LOSS)	496,304,629

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$487,035,424

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(9,269,205)	$37,902,608
Net realized gain (loss)	10,255	86,546,702
Net change in unrealized appreciation (depreciation)	496,294,374	(395,525,573)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	487,035,424	(271,076,263)

Distributions to shareholders:
Class IB	—	(105,186,135)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 17,911,575 and 29,292,846 shares, respectively ]	262,228,666	442,159,296
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,418,018 shares, respectively ]	—	105,186,135
Capital shares repurchased [ (9,037,586) and (21,672,881) shares, respectively ]	(130,778,337)	(314,424,797)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	131,450,329	232,920,634

TOTAL INCREASE (DECREASE) IN NET ASSETS	618,485,753	(143,341,764)
NET ASSETS:
Beginning of period	3,434,709,797	3,578,051,561

End of period	$4,053,195,550	$3,434,709,797

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$13.49		$14.93		$13.22		$12.33		$12.77		$12.45

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.15		0.14		0.12		0.07		0.07
Net realized and unrealized gain (loss)	1.93		(1.17)		1.92		1.01		(0.21)		0.71

Total from investment operations	1.89		(1.02)		2.06		1.13		(0.14)		0.78

Less distributions:
Dividends from net investment income	—		(0.18)		(0.23)		(0.13)		(0.16)		(0.19)
Distributions from net realized gains	—		(0.24)		(0.12)		(0.11)		(0.14)		(0.27)

Total dividends and distributions	—		(0.42)		(0.35)		(0.24)		(0.30)		(0.46)

Net asset value, end of period	$15.38		$13.49		$14.93		$13.22		$12.33		$12.77

Total return (b)	14.01%		(6.97)%		15.63%		9.15%		(1.14)%		6.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,053,196		$3,434,710		$3,578,052		$2,709,357		$2,236,468		$1,585,314
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.49	%(k)	0.50	%(m)	0.51	%(n)	0.51	%(n)	0.53	%(o)
Before waivers (a)(f)	0.49%		0.49%		0.50%		0.51%		0.51%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.48)%		1.01%		1.01%		0.96%		0.56%		0.55%
Before waivers (a)(f)(x)	(0.48)%		1.01%		1.01%		0.96%		0.56%		0.55%
Portfolio turnover rate (z)^	3%		6%		3%		20%		2%		4%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.04% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	81.0%
Fixed Income	17.0
Cash	2.0

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
EQ/500 Managed Volatility Portfolio	33.9%
EQ/Franklin Balanced Managed Volatility Portfolio	33.3
EQ/Templeton Global Equity Managed Volatility Portfolio	32.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,133.92	$2.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.59	2.23
Class IB
Actual	1,000.00	1,133.92	2.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.59	2.23

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.45% and 0.45%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (100.1%)
EQ/500 Managed Volatility Portfolio‡	14,480,920	$372,388,681
EQ/Franklin Balanced Managed Volatility Portfolio‡	32,786,464	366,016,574
EQ/Templeton Global Equity Managed Volatility Portfolio‡	30,227,028	361,074,667

Total Investments in Securities (100.1%) (Cost $893,559,101)		1,099,479,922
Other Assets Less Liabilities (-0.1%)		(743,906)

Net Assets (100%)		$1,098,736,016

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio (a)	14,480,920	343,152,172	2,244,977	(32,812,507)	(575,002)	60,379,041	372,388,681	—	—
EQ/Franklin Balanced Managed Volatility Portfolio (b)	32,786,464	357,333,157	4,344,977	(32,612,507)	119,482	36,831,465	366,016,574	—	—
EQ/Templeton Global Equity Managed Volatility Portfolio (c)	30,227,028	334,615,010	10,345,053	(24,619,892)	672,776	40,061,720	361,074,667	—	—

Total		1,035,100,339	16,935,007	(90,044,906)	217,256	137,272,226	1,099,479,922	—	—

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.
(b)	Formerly known as AXA/Franklin Balanced Managed Volatility Portfolio.
(c)	Formerly known as AXA/Templeton Global Equity Managed Volatility Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,099,479,922	$—	$1,099,479,922

Total Assets	$—	$1,099,479,922	$—	$1,099,479,922

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,099,479,922	$—	$1,099,479,922

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,935,007
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$90,044,906

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$212,736,328
Aggregate gross unrealized depreciation	(7,005,722)

Net unrealized appreciation	$205,730,606

Federal income tax cost of investments in securities and derivative instruments, if applicable	$893,749,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $893,559,101)	$1,099,479,922
Cash	330,205
Receivable for securities sold	277,556
Receivable for Portfolio shares sold	22,863
Other assets	11,819

Total assets	1,100,122,365

LIABILITIES
Payable for Portfolio shares redeemed	858,597
Distribution fees payable – Class IB	221,657
Administrative fees payable	108,755
Investment management fees payable	44,557
Distribution fees payable – Class IA	1,119
Trustees’ fees payable	52
Accrued expenses	151,612

Total liabilities	1,386,349

NET ASSETS	$1,098,736,016

Net assets were comprised of:
Paid in capital	$843,308,577
Total distributable earnings (loss)	255,427,439

Net assets	$1,098,736,016

Class IA
Net asset value, offering and redemption price per share, $5,521,592 / 609,641 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.06

Class IB
Net asset value, offering and redemption price per share, $1,093,214,424 / 120,728,619 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.06

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$2,194

EXPENSES
Distribution fees – Class IB	1,346,924
Administrative fees	669,697
Investment management fees	270,798
Printing and mailing expenses	44,159
Professional fees	32,315
Trustees’ fees	16,491
Custodian fees	16,120
Distribution fees – Class IA	7,024
Miscellaneous	9,929

Total expenses	2,413,457

NET INVESTMENT INCOME (LOSS)	(2,411,263)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	217,256
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	137,272,226

NET REALIZED AND UNREALIZED GAIN (LOSS)	137,489,482

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$135,078,219

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,411,263)	$23,846,120
Net realized gain (loss)	217,256	277,786,063
Net change in unrealized appreciation (depreciation)	137,272,226	(399,300,637)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	135,078,219	(97,668,454)

Distributions to shareholders:
Class IA	—	(1,452,111)
Class IB	—	(270,030,256)

Total distributions to shareholders	—	(271,482,367)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 7,639 and 34,879 shares, respectively ]	66,307	408,833
Capital shares issued in reinvestment of dividends and distributions [ 0 and 177,910 shares, respectively ]	—	1,452,111
Capital shares repurchased [ (87,030) and (154,281) shares, respectively ]	(765,571)	(1,800,656)

Total Class IA transactions	(699,264)	60,288

Class IB
Capital shares sold [ 750,613 and 1,883,972 shares, respectively ]	6,512,436	19,850,162
Capital shares issued in reinvestment of dividends and distributions [ 0 and 33,104,120 shares, respectively ]	—	270,030,256
Capital shares repurchased [ (8,920,269) and (13,623,349) shares, respectively ]	(77,623,245)	(157,991,165)

Total Class IB transactions	(71,110,809)	131,889,253

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(71,810,073)	131,949,541

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,268,146	(237,201,280)
NET ASSETS:
Beginning of period	1,035,467,870	1,272,669,150

End of period	$1,098,736,016	$1,035,467,870

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014
Net asset value, beginning of period	$7.99		$11.77		$10.59		$9.90	$10.37	$10.03

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.22		0.16		0.16	0.14	0.24
Net realized and unrealized gain (loss)	1.09		(1.24)		1.43		0.78	(0.42)	0.32

Total from investment operations	1.07		(1.02)		1.59		0.94	(0.28)	0.56

Less distributions:
Dividends from net investment income	—		(0.26)		(0.20)		(0.17)	(0.13)	(0.18)
Distributions from net realized gains	—		(2.50)		(0.21)		(0.08)	(0.06)	(0.04)

Total dividends and distributions	—		(2.76)		(0.41)		(0.25)	(0.19)	(0.22)

Net asset value, end of period	$9.06		$7.99		$11.77		$10.59	$9.90	$10.37

Total return (b)	13.39%		(8.70)%		14.97%		9.47%	(2.74)%	5.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,522		$5,507		$7,420		$7,636	$8,293	$6,475
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.45	%(j)	0.43	%(k)	0.43	%(m)	0.40%	0.40%	0.40%
Before waivers and reimbursements (a)(f)	0.45%		0.45%		0.46%		0.47%	0.46%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.44)%		1.92%		1.39%		1.60%	1.30%	2.33%
Before waivers and reimbursements (a)(f)(x)	(0.44)%		1.90%		1.36%		1.53%	1.24%	2.26%
Portfolio turnover rate (z)^	2%		44	%(h)	7%		4%	4%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014
Net asset value, beginning of period	$7.99		$11.77		$10.59		$9.90	$10.37	$10.03

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.23		0.16		0.16	0.12	0.17
Net realized and unrealized gain (loss)	1.09		(1.25)		1.43		0.78	(0.40)	0.39

Total from investment operations	1.07		(1.02)		1.59		0.94	(0.28)	0.56

Less distributions:
Dividends from net investment income	—		(0.26)		(0.20)		(0.17)	(0.13)	(0.18)
Distributions from net realized gains	—		(2.50)		(0.21)		(0.08)	(0.06)	(0.04)

Total dividends and distributions	—		(2.76)		(0.41)		(0.25)	(0.19)	(0.22)

Net asset value, end of period	$9.06		$7.99		$11.77		$10.59	$9.90	$10.37

Total return (b)	13.39%		(8.70)%		14.97%		9.47%	(2.74)%	5.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,093,214		$1,029,961		$1,265,249		$1,213,760	$1,267,147	$1,434,022
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.45	%(j)	0.43	%(k)	0.43	%(m)	0.40%	0.40%	0.40%
Before waivers and reimbursements (a)(f)	0.45%		0.45%		0.46%		0.47%	0.46%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.44)%		1.98%		1.44%		1.61%	1.19%	1.65%
Before waivers and reimbursements (a)(f)(x)	(0.44)%		1.96%		1.41%		1.55%	1.13%	1.57%
Portfolio turnover rate (z)^	2%		44	%(h)	7%		4%	4%	5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the underlying investment in EQ/ClearBridge Select Equity Managed Volatility Portfolio (formerly AXA/Mutual Large Cap Equity Managed Volatility Portfolio). Excluding such transactions, the portfolio turnover rate would have been 8%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.19% for Class IA and 1.19% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.23% for Class IA and 1.23% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class IA and 1.25% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT ENERGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	84.6%
Repurchase Agreements	15.4

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
Energy Select Sector SPDR Fund	20.9%
Vanguard Energy ETF	13.6
iShares U.S. Energy ETF	12.5
Citigroup Global Markets Ltd.	8.3
Natixis	6.7
iShares Global Energy ETF	6.5
iShares North American Natural Resources ETF	4.3
Invesco S&P SmallCap Energy ETF	3.7
iShares Global Clean Energy ETF	3.3
SPDR S&P Oil & Gas Exploration & Production ETF	2.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,125.46	$3.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	2.89
Class K
Actual	1,000.00	1,125.46	1.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.18	1.64

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.58% and 0.33%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (99.8%)
Energy Select Sector SPDR Fund	19,890	$1,267,192
Invesco Cleantech ETF (x)	1,880	85,715
Invesco DWA Energy Momentum ETF	4,330	129,164
Invesco Dynamic Energy Exploration & Production ETF	7,580	131,058
Invesco Dynamic Oil & Gas Services ETF	21,510	131,843
Invesco Global Clean Energy ETF	6,190	77,680
Invesco S&P SmallCap Energy ETF	24,950	224,550
Invesco WilderHill Clean Energy ETF (x)	3,922	116,523
iShares Global Clean Energy ETF	18,800	200,032
iShares Global Energy ETF (x)	12,100	392,887
iShares North American Natural Resources ETF (x)	8,520	261,564
iShares U.S. Energy ETF (x)	22,090	760,117
iShares U.S. Oil & Gas Exploration & Production ETF	2,290	128,400
iShares U.S. Oil Equipment & Services ETF (x)	6,190	134,261
SPDR S&P Oil & Gas Equipment & Services ETF (x)	13,190	126,756
SPDR S&P Oil & Gas Exploration & Production ETF (x)	5,050	137,612
Vanguard Energy ETF	9,660	821,293

Total Exchange Traded Funds (99.8%) (Cost $7,597,663)		5,126,647

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (18.1%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $500,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $510,000. (xx)	$500,000	500,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $26,628, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $27,155. (xx)	26,622	26,622

Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $403,679, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $411,753. (xx)	403,595	$403,595

Total Repurchase Agreements		930,217

Total Short-Term Investments (18.1%) (Cost $930,217)		930,217

Total Investments in Securities (117.9%) (Cost $8,527,880)		6,056,864
Other Assets Less Liabilities (-17.9%)		(919,347)

Net Assets (100%)		$5,137,517

(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $983,653. This was collateralized by $64,975 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 8/8/19 - 5/15/49 and by cash of $930,217 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,126,647	$—	$—	$5,126,647
Short-Term Investments
Repurchase Agreements	—	930,217	—	930,217

Total Assets	$5,126,647	$930,217	$—	$6,056,864

Total Liabilities	$—	$—	$—	$—

Total	$5,126,647	$930,217	$—	$6,056,864

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$314,153
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$124,151

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,621
Aggregate gross unrealized depreciation	(2,533,801)

Net unrealized depreciation	$(2,478,180)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,535,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $7,597,663)	$5,126,647
Repurchase Agreements (Cost $930,217)	930,217
Cash	64,698
Receivable from investment manager	4,293
Securities lending income receivable	1,006
Receivable for Portfolio shares sold	534
Other assets	54

Total assets	6,127,449

LIABILITIES
Payable for return of collateral on securities loaned	930,217
Accrued professional fees	28,268
Payable for securities purchased	24,905
Distribution fees payable – Class IB	747
Payable for Portfolio shares redeemed	202
Trustees’ fees payable	6
Accrued expenses	5,587

Total liabilities	989,932

NET ASSETS	$5,137,517

Net assets were comprised of:
Paid in capital	$7,711,155
Total distributable earnings (loss)	(2,573,638)

Net assets	$5,137,517

Class IB
Net asset value, offering and redemption price per share, $3,806,436 / 624,280 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.10

Class K
Net asset value, offering and redemption price per share, $1,331,081 / 218,082 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.10

(x)	Includes value of securities on loan of $983,653.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$66,080
Interest	338
Securities lending (net)	7,636

Total income	74,054

EXPENSES
Professional fees	19,896
Investment management fees	12,551
Printing and mailing expenses	8,832
Custodian fees	4,959
Distribution fees – Class IB	4,658
Administrative fees	2,404
Trustees’ fees	76
Miscellaneous	133

Gross expenses	53,509
Less: Waiver from investment manager	(14,955)
Reimbursement from investment manager	(25,698)

Net expenses	12,856

NET INVESTMENT INCOME (LOSS)	61,198

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,846
Net change in unrealized appreciation (depreciation) on investments in securities	493,334

NET REALIZED AND UNREALIZED GAIN (LOSS)	495,180

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$556,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$61,198	$107,625
Net realized gain (loss)	1,846	(20,212)
Net change in unrealized appreciation (depreciation)	493,334	(1,338,122)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	556,378	(1,250,709)

Distributions to shareholders:
Class IB	—	(78,653)
Class K	—	(30,479)

Total distributions to shareholders	—	(109,132)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 61,335 and 138,156 shares, respectively ]	378,098	962,909
Capital shares issued in reinvestment of dividends [ 0 and 13,163 shares, respectively ]	—	78,653
Capital shares repurchased [ (47,583) and (117,298) shares, respectively ]	(294,774)	(827,149)

Total Class IB transactions	83,324	214,413

Class K
Capital shares sold [ 21,539 and 30,719 shares, respectively ]	132,518	211,061
Capital shares issued in reinvestment of dividends [ 0 and 5,103 shares, respectively ]	—	30,479
Capital shares repurchased [ (12,462) and (16,885) shares, respectively ]	(77,276)	(118,018)

Total Class K transactions	55,242	123,522

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	138,566	337,935

TOTAL INCREASE (DECREASE) IN NET ASSETS	694,944	(1,021,906)
NET ASSETS:
Beginning of period	4,442,573	5,464,479

End of period	$5,137,517	$4,442,573

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014
Net asset value, beginning of period	$5.42		$7.13		$7.44		$6.13	$8.30	$9.98

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.14		0.15		0.11	0.12	0.08
Net realized and unrealized gain (loss)	0.61		(1.72)		(0.30)		1.31	(2.18)	(1.59)

Total from investment operations	0.68		(1.58)		(0.15)		1.42	(2.06)	(1.51)

Less distributions:
Dividends from net investment income	—		(0.13)		(0.15)		(0.11)	(0.11)	(0.12)
Distributions from net realized gains	—		—		—		—	—	(0.03)
Return of capital	—		—		(0.01)		—	— #	(0.02)

Total dividends and distributions	—		(0.13)		(0.16)		(0.11)	(0.11)	(0.17)

Net asset value, end of period	$6.10		$5.42		$7.13		$7.44	$6.13	$8.30

Total return (b)	12.55%		(22.28)%		(1.90)%		23.17%	(24.77)%	(15.18)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,806		$3,310		$4,109		$3,715	$2,367	$2,417
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.57	%(j)	0.69	%(k)	0.95%	0.95%	0.95%
Before waivers and reimbursements (a)(f)	2.19%		2.60%		2.40%		2.40%	2.62%	2.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.37%		1.93%		2.28%		1.64%	1.54%	0.83%
Before waivers and reimbursements (a)(f)(x)	0.75%		(0.10)%		0.57%		0.20%	(0.13)%	(0.87)%
Portfolio turnover rate (z)^	2%		11%		20%		38%	22%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014
Net asset value, beginning of period	$5.42		$7.13		$7.44		$6.13	$8.30	$9.98

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.16		0.15		0.12	0.12	0.11
Net realized and unrealized gain (loss)	0.60		(1.72)		(0.28)		1.32	(2.16)	(1.60)

Total from investment operations	0.68		(1.56)		(0.13)		1.44	(2.04)	(1.49)

Less distributions:
Dividends from net investment income	—		(0.15)		(0.17)		(0.13)	(0.13)	(0.14)
Distributions from net realized gains	—		—		—		—	—	(0.03)
Return of capital	—		—		(0.01)		—	— #	(0.02)

Total dividends and distributions	—		(0.15)		(0.18)		(0.13)	(0.13)	(0.19)

Net asset value, end of period	$6.10		$5.42		$7.13		$7.44	$6.13	$8.30

Total return (b)	12.55%		(22.05)%		(1.67)%		23.48%	(24.59)%	(14.97)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,331		$1,133		$1,355		$2,242	$2,626	$3,741
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.33	%(j)	0.32	%(j)	0.49	%(k)	0.70%	0.70%	0.70%
Before waivers and reimbursements (a)(f)	1.94%		2.33%		2.03%		2.07%	2.26%	2.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.64%		2.19%		2.14%		1.79%	1.63%	1.06%
Before waivers and reimbursements (a)(f)(x)	1.02%		0.18%		0.60%		0.42%	0.07%	(0.64)%
Portfolio turnover rate (z)^	2%		11%		20%		38%	22%	4%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.70% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Equity	95.6%
Repurchase Agreements	4.4

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
iShares Edge MSCI Min Vol Global ETF	26.5%
iShares Edge MSCI Min Vol EAFE ETF	12.3
Invesco S&P International Developed Low Volatility ETF	12.3
Invesco S&P MidCap Low Volatility ETF	6.6
Invesco S&P Emerging Markets Low Volatility ETF	6.0
iShares Edge MSCI Min Vol Emerging Markets ETF	5.7
Invesco S&P 500 High Dividend Low Volatility ETF	5.4
iShares Edge MSCI Min Vol USA ETF	5.1
Invesco S&P 500 Low Volatility ETF	4.9
SPDR SSGA US Large Cap Low Volatility Index ETF	4.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,139.47	$3.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41
Class K
Actual	1,000.00	1,141.29	2.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.66	2.16

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.68% and 0.43%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (100.0%)
Invesco S&P 500 High Dividend Low Volatility ETF (x)	16,220	$683,024
Invesco S&P 500 Low Volatility ETF (x)	11,260	619,525
Invesco S&P Emerging Markets Low Volatility ETF	30,890	753,407
Invesco S&P International Developed Low Volatility ETF (x)	45,800	1,550,330
Invesco S&P MidCap Low Volatility ETF (x)	16,290	835,188
Invesco S&P SmallCap Low Volatility ETF (x)	8,380	402,073
iShares Edge MSCI Min Vol EAFE ETF (x)	21,350	1,550,864
iShares Edge MSCI Min Vol Emerging Markets ETF	12,270	722,212
iShares Edge MSCI Min Vol Global ETF (x)	36,240	3,338,429
iShares Edge MSCI Min Vol USA ETF (x)	10,290	635,202
SPDR SSGA US Large Cap Low Volatility Index ETF	5,070	545,988
SPDR SSGA US Small Cap Low Volatility Index ETF (x)	4,440	413,009

Total Exchange Traded Funds (100.0%) (Cost $9,889,695)		12,049,251

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.6%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $70,863, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $72,265. (xx)	$70,848	70,848
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $8,504, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $8,672. (xx)	8,502	8,502

Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $469,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $478,665. (xx)	469,182	469,182

Total Repurchase Agreements		548,532

Total Short-Term Investments (4.6%) (Cost $548,532)		548,532

Total Investments in Securities (104.6%) (Cost $10,438,227)		12,597,783
Other Assets Less Liabilities (-4.6%)		(552,768)

Net Assets (100%)		$12,045,015

(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $2,672,896. This was collateralized by $2,175,932 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/31/19 - 5/15/49 and by cash of $548,532 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$12,049,251	$—	$—	$12,049,251
Short-Term Investments
Repurchase Agreements	—	548,532	—	548,532

Total Assets	$12,049,251	$548,532	$—	$12,597,783

Total Liabilities	$—	$—	$—	$—

Total	$12,049,251	$548,532	$—	$12,597,783

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,177,115
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$949,739

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,182,366
Aggregate gross unrealized depreciation	(25,023)

Net unrealized appreciation	$2,157,343

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,440,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $9,889,695)	$12,049,251
Repurchase Agreements (Cost $548,532)	548,532
Cash	179,819
Securities lending income receivable	3,402
Receivable from investment manager	1,430
Receivable for Portfolio shares sold	253
Other assets	124

Total assets	12,782,811

LIABILITIES
Payable for return of collateral on securities loaned	548,532
Payable for securities purchased	82,855
Payable for Portfolio shares redeemed	70,552
Distribution fees payable – Class IB	693
Accrued expenses	35,164

Total liabilities	737,796

NET ASSETS	$12,045,015

Net assets were comprised of:
Paid in capital	$9,702,353
Total distributable earnings (loss)	2,342,662

Net assets	$12,045,015

Class IB
Net asset value, offering and redemption price per share, $3,351,520 / 268,036 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.50

Class K
Net asset value, offering and redemption price per share, $8,693,495 / 694,569 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.52

(x)	Includes value of securities on loan of $2,672,896.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$155,347
Interest	755
Securities lending (net)	20,739

Total income	176,841

EXPENSES
Investment management fees	29,031
Professional fees	19,973
Printing and mailing expenses	9,050
Administrative fees	5,559
Custodian fees	4,959
Distribution fees – Class IB	4,398
Trustees’ fees	171
Miscellaneous	166

Gross expenses	73,307
Less: Waiver from investment manager	(34,590)
Reimbursement from investment manager	(9,255)

Net expenses	29,462

NET INVESTMENT INCOME (LOSS)	147,379

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	35,282
Net change in unrealized appreciation (depreciation) on investments in securities	1,323,629

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,358,911

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,506,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$147,379	$278,753
Net realized gain (loss)	35,282	13,363
Net change in unrealized appreciation (depreciation)	1,323,629	(656,530)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,506,290	(364,414)

Distributions to shareholders:
Class IB	—	(103,654)
Class K	—	(264,447)

Total distributions to shareholders	—	(368,101)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 86,321 and 104,139 shares, respectively ]	1,027,693	1,214,543
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,014 shares, respectively ]	—	103,654
Capital shares repurchased [ (116,226) and (29,507) shares, respectively ]	(1,401,794)	(350,917)

Total Class IB transactions	(374,101)	967,280

Class K
Capital shares sold [ 70,996 and 120,473 shares, respectively ]	841,345	1,414,098
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22,976 shares, respectively ]	—	264,447
Capital shares repurchased [ (36,172) and (70,775) shares, respectively ]	(430,958)	(834,934)

Total Class K transactions	410,387	843,611

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	36,286	1,810,891

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,542,576	1,078,376
NET ASSETS:
Beginning of period	10,502,439	9,424,063

End of period	$12,045,015	$10,502,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014
Net asset value, beginning of period	$10.97		$11.76		$10.21		$9.91	$10.41	$9.84

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.32		0.22		0.27	0.16	0.20
Net realized and unrealized gain (loss)	1.40		(0.72)		1.66		0.58	(0.20)	0.60

Total from investment operations	1.53		(0.40)		1.88		0.85	(0.04)	0.80

Less distributions:
Dividends from net investment income	—		(0.29)		(0.30)		(0.25)	(0.17)	(0.23)
Distributions from net realized gains	—		(0.10)		(0.03)		(0.30)	(0.26)	— #
Return of capital	—		—		—		—	(0.03)	—

Total dividends and distributions	—		(0.39)		(0.33)		(0.55)	(0.46)	(0.23)

Net asset value, end of period	$12.50		$10.97		$11.76		$10.21	$9.91	$10.41

Total return (b)	13.95%		(3.58)%		18.45%		8.60%	(0.35)%	8.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,352		$3,268		$2,520		$2,729	$2,594	$2,965
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.68	%(j)	0.68	%(j)	0.76	%(k)	0.95%	0.95%	0.95%
Before waivers and reimbursements (a)(f)	1.44%		1.77%		1.65%		2.31%	2.44%	2.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.25%		2.72%		1.98%		2.60%	1.47%	1.94%
Before waivers and reimbursements (a)(f)(x)	1.49%		1.64%		1.09%		1.24%	(0.02)%	0.21%
Portfolio turnover rate (z)^	8%		2%		34%		15%	15%	2%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014
Net asset value, beginning of period	$10.97		$11.76		$10.21		$9.91	$10.41	$9.84

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.33		0.29		0.28	0.17	0.22
Net realized and unrealized gain (loss)	1.39		(0.70)		1.62		0.60	(0.19)	0.61

Total from investment operations	1.55		(0.37)		1.91		0.88	(0.02)	0.83

Less distributions:
Dividends from net investment income	—		(0.32)		(0.33)		(0.28)	(0.19)	(0.26)
Distributions from net realized gains	—		(0.10)		(0.03)		(0.30)	(0.26)	— #
Return of capital	—		—		—		—	(0.03)	—

Total dividends and distributions	—		(0.42)		(0.36)		(0.58)	(0.48)	(0.26)

Net asset value, end of period	$12.52		$10.97		$11.76		$10.21	$9.91	$10.41

Total return (b)	14.13%		(3.34)%		18.74%		8.89%	(0.09)%	8.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,693		$7,235		$6,904		$2,358	$3,094	$4,187
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43	%(j)	0.43	%(j)	0.49	%(k)	0.70%	0.70%	0.70%
Before waivers and reimbursements (a)(f)	1.19%		1.48%		1.43%		1.99%	2.14%	2.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.66%		2.78%		2.59%		2.66%	1.64%	2.10%
Before waivers and reimbursements (a)(f)(x)	1.91%		1.73%		1.65%		1.37%	0.20%	0.35%
Portfolio turnover rate (z)^	8%		2%		34%		15%	15%	2%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.92% for Class IB and 0.65% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Exchange Traded Funds	99.4%
Investment Company	0.3
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 1, 2019, the ‘Hypothetical expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/19†	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,071.00	$4.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.83	5.01
Class K
Actual	1,000.00	1,072.00	3.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.07	3.76

†  Commenced operations on February 1, 2019.

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 150/365 for the actual example (to reflect the actual number of days the Portfolio was in operation in the period).

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (43.6%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	19,340	$2,405,316
Vanguard Intermediate-Term Corporate Bond ETF	28,510	2,561,623

Total Fixed Income		4,966,939

Equity (55.8%)
iShares Core MSCI EAFE ETF	23,310	1,431,234
iShares Core S&P 500 ETF	5,510	1,624,073
iShares Core S&P Mid-Cap ETF	2,740	532,272
iShares Core S&P Small-Cap ETF	1,610	126,031
iShares MSCI EAFE ETF	6,340	416,728
iShares Russell 2000 ETF	670	104,185
Vanguard Large-Cap ETF	3,940	530,797
Vanguard S&P 500 ETF	5,880	1,582,602

Total Equity		6,347,922

Total Exchange Traded Funds (99.4%) (Cost $10,897,622)		11,314,861

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	32,099	32,112

Total Short-Term Investment (0.3%) (Cost $32,112)		32,112

Total Investments in Securities (99.7%) (Cost $10,929,734)		11,346,973
Other Assets Less Liabilities (0.3%)		29,015

Net Assets (100%)		$11,375,988

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$11,314,861	$—	$—	$11,314,861
Short-Term Investment
Investment Company	32,112	—	—	32,112

Total Assets	$11,346,973	$—	$—	$11,346,973

Total Liabilities	$—	$—	$—	$—

Total	$11,346,973	$—	$—	$11,346,973

The Portfolio held no derivatives contracts during the period ended June 30, 2019.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment security transactions for the period ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,375,478
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,498,871

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$417,239
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$417,239

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,929,734

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $10,929,734)	$11,346,973
Cash	150,000
Deferred offering cost	10,599
Dividends, interest and other receivables	10,423
Receivable from investment manager	2
Other assets	2,035

Total assets	11,520,032

LIABILITIES
Payable for securities purchased	119,327
Payable for Portfolio shares redeemed	8,209
Distribution fees payable – Class IB	1,077
Trustees’ fees payable	24
Accrued expenses	15,407

Total liabilities	144,044

NET ASSETS	$11,375,988

Net assets were comprised of:
Paid in capital	$10,851,438
Total distributable earnings (loss)	524,550

Net assets	$11,375,988

Class IB
Net asset value, offering and redemption price per share, $6,122,155 / 571,538 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.71

Class K
Net asset value, offering and redemption price per share, $5,253,833 / 490,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.72

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2019* (Unaudited)

INVESTMENT INCOME
Dividends	$109,936
Interest	1,416

Total income	111,352

EXPENSES
Investment management fees	21,172
Professional fees	19,436
Offering costs	7,393
Printing and mailing expenses	6,959
Custodian fees	4,895
Administrative fees	3,731
Distribution fees – Class IB	2,347
Trustees’ fees	64
Miscellaneous	508

Gross expenses	66,505
Less: Waiver from investment manager	(24,903)
Reimbursement from investment manager	(16,543)

Net expenses	25,059

NET INVESTMENT INCOME (LOSS)	86,293

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	21,018
Net change in unrealized appreciation (depreciation) on investments in securities	417,239

NET REALIZED AND UNREALIZED GAIN (LOSS)	438,257

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$524,550

*	The Portfolio commenced operations on February 1, 2019.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 1, 2019* to June 30, 2019 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$86,293
Net realized gain (loss)	21,018
Net change in unrealized appreciation (depreciation)	417,239

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	524,550

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 572,450 shares ]	5,961,169
Capital shares repurchased [ (912) shares ]	(9,731)

Total Class IB transactions	5,951,438

Class K
Capital shares sold [ 490,000 shares ]	4,900,000

Total Class K transactions	4,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,851,438

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,375,988
NET ASSETS:
Beginning of period	—

End of period	$11,375,988

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 1, 2019* to June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14
Net realized and unrealized gain (loss)	0.57

Total from investment operations	0.71

Net asset value, end of period	$10.71

Total return (b)	7.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,122
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00	%(j)
Before waivers and reimbursements (a)(f)	2.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.32	%(l)
Before waivers and reimbursements (a)(f)	2.28	%(l)
Portfolio turnover rate (z)^	20%

Class K	February 1, 2019* to June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11
Net realized and unrealized gain (loss)	0.61

Total from investment operations	0.72

Net asset value, end of period	$10.72

Total return (b)	7.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,254
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75	%(j)
Before waivers and reimbursements (a)(f)	1.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.64	%(l)
Before waivers and reimbursements (a)(f)	1.44	%(l)
Portfolio turnover rate (z)^	20%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2019
Alternatives	40.7%
Fixed Income	17.0
Commodity	15.9
Equity	10.0
Repurchase Agreements	8.4
Specialty	8.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2019
SPDR Bloomberg Barclays Convertible Securities ETF	8.6%
JPMorgan Diversified Alternatives ETF	8.4
IQ Merger Arbitrage ETF	8.4
WisdomTree Managed Futures Strategy Fund	8.3
ProShares Hedge Replication ETF	8.3
Invesco DB G10 Currency Harvest Fund	8.0
ProShares RAFI Long/Short	7.3
Citigroup Global Markets Ltd	6.9
Invesco DB Gold Fund	6.5
Vanguard Global ex-U.S. Real Estate ETF	4.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,046.17	$5.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.62	5.22
Class K
Actual	1,000.00	1,047.22	4.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.82	4.01

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.04% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Alternatives (44.1%)
IQ Merger Arbitrage ETF*	15,320	$483,346
JPMorgan Diversified Alternatives ETF*	19,830	484,249
ProShares Hedge Replication ETF	10,500	477,540
ProShares RAFI Long/Short‡	12,120	422,352
WisdomTree Managed Futures Strategy Fund	12,730	481,067

Total Alternatives		2,348,554

Commodity (17.4%)
Invesco DB Base Metals Fund (x)	4,750	73,625
Invesco DB Commodity Index Tracking Fund (x)	15,070	237,051
Invesco DB Gold Fund (x)	8,700	375,405
Invesco DB Precious Metals Fund	1,200	46,488
Invesco DB Silver Fund	970	21,728
iShares Commodities Select Strategy ETF	5,040	164,909

Total Commodity		919,206

Equity (10.9%)
iShares Core US REIT ETF (x)	4,600	239,292
iShares MSCI Global Agriculture Producers ETF	3,100	87,896
Vanguard Global ex-U.S. Real Estate ETF	4,270	251,930

Total Equity		579,118

Fixed Income (18.3%)
iShares TIPS Bond ETF	2,090	241,374
SPDR Bloomberg Barclays Convertible Securities ETF	9,390	496,449
Vanguard Short-Term Inflation-Protected Securities ETF	4,860	239,695

Total Fixed Income		977,518

Specialty (8.7%)
Invesco DB G10 Currency Harvest Fund	18,990	460,887

Total Exchange Traded Funds (99.4%) (Cost $5,329,323)		5,285,283

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Repurchase Agreements (9.1%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $400,087, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $408,000. (xx)	$400,000	400,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $83,117, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $84,780. (xx)	83,100	83,100

Total Repurchase Agreements		483,100

Total Short-Term Investments (9.1%) (Cost $483,100)		483,100

Total Investments in Securities (108.5%) (Cost $5,812,423)		5,768,383
Other Assets Less Liabilities (-8.5%)		(452,278)

Net Assets (100%)		$5,316,105

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $476,413. This was collateralized by $5,286 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 8/8/19 - 5/15/49 and by cash of $483,100 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ProShares RAFI Long/Short**	12,120	434,555	—	—	—	(12,203)	422,352	3,440	—

**	Not affiliated at December 31, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,285,283	$—	$—	$5,285,283
Short-Term Investments
Repurchase Agreements	—	483,100	—	483,100

Total Assets	$5,285,283	$483,100	$—	$5,768,383

Total Liabilities	$—	$—	$—	$—

Total	$5,285,283	$483,100	$—	$5,768,383

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$238,350
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$35,301

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,282
Aggregate gross unrealized depreciation	(111,297)

Net unrealized depreciation	$(35,015)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,803,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $453,506)	$422,352
Unaffiliated Issuers (Cost $4,875,817)	4,862,931
Repurchase Agreements (Cost $483,100)	483,100
Cash	57,645
Dividends, interest and other receivables	3,402
Receivable from investment manager	1,298
Securities lending income receivable	520
Other assets	60

Total assets	5,831,308

LIABILITIES
Payable for return of collateral on securities loaned	483,100
Distribution fees payable – Class IB	55
Payable for Portfolio shares redeemed	7
Accrued expenses	32,041

Total liabilities	515,203

NET ASSETS	$5,316,105

Net assets were comprised of:
Paid in capital	$5,306,930
Total distributable earnings (loss)	9,175

Net assets	$5,316,105

Class IB
Net asset value, offering and redemption price per share, $336,546 / 33,760 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.97

Class K
Net asset value, offering and redemption price per share, $4,979,559 / 498,924 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.98

(x)	Includes value of securities on loan of $476,413.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($3,440 of dividend income received from affiliates)	$18,929
Interest	413
Securities lending (net)	5,086

Total income	24,428

EXPENSES
Professional fees	17,913
Investment management fees	12,688
Printing and mailing expenses	8,832
Administrative fees	2,430
Tax expense	607
Custodian fees	248
Distribution fees – Class IB	228
Trustees’ fees	76
Miscellaneous	381

Gross expenses	43,403
Less: Waiver from investment manager	(15,118)
Reimbursement from investment manager	(7,740)

Net expenses	20,545

NET INVESTMENT INCOME (LOSS)	3,883

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,712
Net change in unrealized appreciation (depreciation) on investments in securities ($(12,203) of change in unrealized appreciation (depreciation) from affiliates)	225,119

NET REALIZED AND UNREALIZED GAIN (LOSS)	226,831

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$230,714

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,883	$99,299
Net realized gain (loss)	1,712	(1,807)
Net change in unrealized appreciation (depreciation)	225,119	(288,263)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	230,714	(190,771)

Distributions to shareholders:
Class IB	—	(1,250)
Class K	—	(68,508)

Total distributions to shareholders	—	(69,758)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 23,054 and 1,475 shares, respectively ]	228,388	14,365
Capital shares issued in reinvestment of dividends and distributions [ 0 and 129 shares, respectively ]	—	1,250
Capital shares repurchased [ (932) and (1) shares, respectively ]	(9,249)	(10)

Total Class IB transactions	219,139	15,605

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,047 shares, respectively ]	—	68,508

Total Class K transactions	—	68,508

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	219,139	84,113

TOTAL INCREASE (DECREASE) IN NET ASSETS	449,853	(176,416)
NET ASSETS:
Beginning of period	4,866,252	5,042,668

End of period	$5,316,105	$4,866,252

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$9.53		$10.05		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—		0.19		0.04
Net realized and unrealized gain (loss)	0.44		(0.60)		0.05

Total from investment operations	0.44		(0.41)		0.09

Less distributions:
Dividends from net investment income	—		(0.10)		(0.04)
Distributions from net realized gains	—		(0.01)		—

Total dividends and distributions	—		(0.11)		(0.04)

Net asset value, end of period	$9.97		$9.53		$10.05

Total return (b)	4.62%		(4.06)%		0.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$337		$111		$101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.04	%(j)	1.04	%(k)	1.07	%**(m)
Before waivers and reimbursements (a)(f)	1.95%		3.53%		4.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.05%		1.90%		3.34	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.85)%		(0.58)%		0.23	%(l)
Portfolio turnover rate (z)^	1%		5%		0%

Class K	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$9.53		$10.05		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		0.20		0.05
Net realized and unrealized gain (loss)	0.44		(0.58)		0.04

Total from investment operations	0.45		(0.38)		0.09

Less distributions:
Dividends from net investment income	—		(0.13)		(0.04)
Distributions from net realized gains	—		(0.01)		—

Total dividends and distributions	—		(0.14)		(0.04)

Net asset value, end of period	$9.98		$9.53		$10.05

Total return (b)	4.72%		(3.82)%		0.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,980		$4,755		$4,942
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80	%(j)	0.79	%(k)	0.82	%**(m)
Before waivers and reimbursements (a)(f)	1.70%		3.20%		3.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.16%		1.99%		3.59	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.74)%		(0.42)%		0.48	%(l)
Portfolio turnover rate (z)^	1%		5%		0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes Tax Expense of 0.05%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.68% for Class IB and 1.43% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class IB and 1.40% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.70% for Class IB and 1.45% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Exchange Traded Fund	29.6%
Information Technology	26.1
Health Care	16.4
Consumer Discretionary	5.5
Financials	5.5
Industrials	4.8
Communication Services	3.4
Investment Company	1.8
Repurchase Agreements	1.8
Energy	1.6
Real Estate	1.3
Utilities	1.0
Materials	1.0
Consumer Staples	0.4
Cash and Other	(0.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,156.06	$6.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.21	5.64
Class K
Actual	1,000.00	1,157.37	4.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.45	4.39

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.13% and 0.88%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Financials (3.8%)
Banks (3.4%)
Bank of America Corp. 7.250%	250	$343,000
Wells Fargo & Co. 7.500%	350	477,470

		820,470

Insurance (0.4%)
Assurant, Inc. 6.500%	920	102,543

Total Financials		923,013

Health Care (2.5%)
Health Care Equipment & Supplies (2.5%)
Becton Dickinson and Co. 6.125%	6,316	391,023
Danaher Corp. 4.750%	204	225,349

Total Health Care		616,372

Industrials (0.7%)
Machinery (0.7%)
Fortive Corp. 5.000%	129	132,213
Rexnord Corp. 5.750% (x)	750	46,013

Total Industrials		178,226

Information Technology (0.6%)
Electronic Equipment, Instruments & Components (0.6%)
Belden, Inc. 6.750%	2,003	157,736

Total Information Technology		157,736

Materials (0.6%)
Chemicals (0.6%)
International Flavors & Fragrances, Inc.
6.000% (x)	2,478	133,366

Total Materials		133,366

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Crown Castle International Corp. (REIT)
6.875%	130	156,241

Total Real Estate		156,241

Utilities (1.0%)
Electric Utilities (0.6%)
American Electric Power Co., Inc. 6.125%	1,360	72,774
NextEra Energy, Inc. 6.123%	1,170	75,968

		148,742

Multi-Utilities (0.4%)
Sempra Energy 6.000%	800	89,192

Total Utilities		237,934

Total Convertible Preferred Stocks (9.8%) (Cost $2,259,624)		2,402,888

EXCHANGE TRADED FUND (ETF):
Fixed Income (29.6%)
SPDR Bloomberg Barclays Convertible Securities ETF (x)	137,860	7,288,658

Total Exchange Traded Fund (29.6%) (Cost $6,547,568)		7,288,658

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (57.2%)
Communication Services (3.4%)
Diversified Telecommunication Services (0.3%)
Vonage Holdings Corp. 1.750%, 6/1/24§	$73,000	73,487

Entertainment (0.7%)
Live Nation Entertainment, Inc. 2.500%, 3/15/23	71,000	84,040
Pandora Media LLC 1.750%, 12/1/23	74,000	82,375

		166,415

Interactive Media & Services (1.0%)
Momo, Inc. 1.250%, 7/1/25§	38,000	35,910
Twitter, Inc.
0.250%, 9/15/19	92,000	91,460
0.250%, 6/15/24	107,000	104,203
Zillow Group, Inc. 1.500%, 7/1/23	21,000	20,616

		252,189

Media (1.4%)
DISH Network Corp. 3.375%, 8/15/26	282,000	274,156
Liberty Interactive LLC 1.750%, 9/30/46§	56,000	70,005

		344,161

Total Communication Services		836,252

Consumer Discretionary (5.5%)
Diversified Consumer Services (0.5%)
Chegg, Inc. 0.125%, 3/15/25§	115,000	115,415

Hotels, Restaurants & Leisure (0.8%)
Caesars Entertainment Corp. 5.000%, 10/1/24	119,000	203,689

Internet & Direct Marketing Retail (3.2%)
Booking Holdings, Inc. 0.350%, 6/15/20	239,000	343,947

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Ctrip.com International Ltd. 1.250%, 9/15/22	$24,000	$23,842
Etsy, Inc. (Zero Coupon), 3/1/23	43,000	77,742
IAC Financeco 3, Inc. 2.000%, 1/15/30§	207,000	212,995
Liberty Expedia Holdings, Inc. 1.000%, 6/30/47§	55,000	54,906
Wayfair, Inc. 0.375%, 9/1/22 (x)	45,000	68,115

		781,547

Specialty Retail (1.0%)
Guess?, Inc. 2.000%, 4/15/24§	68,000	63,609
RH
(Zero Coupon), 7/15/20	39,000	44,763
(Zero Coupon), 6/15/23§	155,000	140,776

		249,148

Total Consumer Discretionary		1,349,799

Consumer Staples (0.4%)
Personal Products (0.4%)
Herbalife Nutrition Ltd. 2.625%, 3/15/24	92,000	89,244

Total Consumer Staples		89,244

Energy (1.6%)
Energy Equipment & Services (0.9%)
SEACOR Holdings, Inc. 3.250%, 5/15/30	88,000	83,129
Transocean, Inc. 0.500%, 1/30/23	151,000	149,380

		232,509

Oil, Gas & Consumable Fuels (0.7%)
Cheniere Energy, Inc. 4.250%, 3/15/45	84,000	65,780
Chesapeake Energy Corp. 5.500%, 9/15/26 (e)	138,000	110,149

		175,929

Total Energy		408,438

Financials (1.7%)
Capital Markets (0.6%)
New Mountain Finance Corp. 5.750%, 8/15/23	138,000	142,123

Consumer Finance (0.6%)
Encore Capital Group, Inc. 3.000%, 7/1/20	100,000	99,983
PRA Group, Inc. 3.500%, 6/1/23	53,000	49,425

		149,408

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	32,000	31,521

Thrifts & Mortgage Finance (0.4%)
LendingTree, Inc. 0.625%, 6/1/22	44,000	91,767

Total Financials		414,819

Health Care (13.9%)
Biotechnology (6.1%)
Alder Biopharmaceuticals, Inc. 2.500%, 2/1/25	67,000	62,268
BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	189,000	211,916
Clovis Oncology, Inc. 2.500%, 9/15/21	83,000	73,613
Exact Sciences Corp. 0.375%, 3/15/27	216,000	272,452
Flexion Therapeutics, Inc. 3.375%, 5/1/24	79,000	68,582
Incyte Corp. 1.250%, 11/15/20	58,000	96,276
Inovio Pharmaceuticals, Inc. 6.500%, 3/1/24§	45,000	37,593
Insmed, Inc. 1.750%, 1/15/25	104,000	100,995
Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	56,000	66,223
Ligand Pharmaceuticals, Inc. 0.750%, 5/15/23	199,000	171,809
Neurocrine Biosciences, Inc. 2.250%, 5/15/24	59,000	77,408
Radius Health, Inc. 3.000%, 9/1/24	38,000	34,386
Retrophin, Inc. 2.500%, 9/15/25	36,000	32,252
Sarepta Therapeutics, Inc. 1.500%, 11/15/24	89,000	198,109

		1,503,882

Health Care Equipment & Supplies (2.9%)
CONMED Corp. 2.625%, 2/1/24§	80,000	92,167
DexCom, Inc. 0.750%, 5/15/22	95,000	151,596
Insulet Corp. 1.375%, 11/15/24	99,000	140,521
Nevro Corp. 1.750%, 6/1/21	110,000	113,527
NuVasive, Inc. 2.250%, 3/15/21	31,000	35,165
Wright Medical Group NV 2.250%, 11/15/21	112,000	165,900

		698,876

Health Care Providers & Services (1.3%)
Anthem, Inc. 2.750%, 10/15/42	33,000	128,785
Molina Healthcare, Inc. 1.125%, 1/15/20	52,000	180,791

		309,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Technology (1.1%)
Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/20	$56,000	$56,007
Evolent Health, Inc. 2.000%, 12/1/21	79,000	70,224
Teladoc Health, Inc. 3.000%, 12/15/22	89,000	151,101

		277,332

Life Sciences Tools & Services (0.8%)
Illumina, Inc.
0.500%, 6/15/21	97,000	149,600
(Zero Coupon), 8/15/23§	46,000	53,082

		202,682

Pharmaceuticals (1.7%)
Dermira, Inc. 3.000%, 5/15/22	93,000	80,122
Horizon Pharma Investment Ltd. 2.500%, 3/15/22	63,000	69,802
Jazz Investments I Ltd. 1.875%, 8/15/21	141,000	143,493
Medicines Co. (The) 2.500%, 1/15/22	76,000	91,273
Paratek Pharmaceuticals, Inc. 4.750%, 5/1/24	56,000	37,660

		422,350

Total Health Care		3,414,698

Industrials (4.1%)
Air Freight & Logistics (0.7%)
Atlas Air Worldwide Holdings, Inc. 1.875%, 6/1/24	85,000	87,265
Echo Global Logistics, Inc. 2.500%, 5/1/20	92,000	91,023

		178,288

Building Products (0.3%)
Patrick Industries, Inc. 1.000%, 2/1/23	83,000	75,256

Construction & Engineering (0.9%)
Dycom Industries, Inc. 0.750%, 9/15/21	112,000	109,239
Tutor Perini Corp. 2.875%, 6/15/21 (x)	125,000	118,469

		227,708

Machinery (1.8%)
Chart Industries, Inc. 1.000%, 11/15/24§	80,000	113,759
Fortive Corp. 0.875%, 2/15/22§	136,000	140,629
Greenbrier Cos., Inc. (The) 2.875%, 2/1/24	187,000	179,685

		434,073

Transportation Infrastructure (0.4%)
Macquarie Infrastructure Corp. 2.000%, 10/1/23	100,000	88,127

Total Industrials		1,003,452

Information Technology (25.5%)
Communications Equipment (1.2%)
Infinera Corp. 2.125%, 9/1/24	76,000	51,633
Lumentum Holdings, Inc. 0.250%, 3/15/24	210,000	246,579

		298,212

Electronic Equipment, Instruments & Components (0.3%)
TTM Technologies, Inc. 1.750%, 12/15/20	63,000	74,301

IT Services (3.7%)
Akamai Technologies, Inc. 0.125%, 5/1/25	148,000	158,109
Euronet Worldwide, Inc. 0.750%, 3/15/49 (x)§	64,000	77,675
GDS Holdings Ltd. 2.000%, 6/1/25	31,000	30,486
KBR, Inc. 2.500%, 11/1/23§	40,000	46,468
Okta, Inc. 0.250%, 2/15/23	49,000	126,964
Square, Inc. 0.500%, 5/15/23	240,000	286,403
Twilio, Inc. 0.250%, 6/1/23	50,000	100,288
Wix.com Ltd. (Zero Coupon), 7/1/23§	59,000	71,980

		898,373

Semiconductors & Semiconductor Equipment (10.1%)
Advanced Micro Devices, Inc. 2.125%, 9/1/26	64,000	247,880
Inphi Corp. 1.125%, 12/1/20	51,000	68,362
Intel Corp. 3.250%, 8/1/39	113,000	265,817
Microchip Technology, Inc.
1.625%, 2/15/25	145,000	255,901
1.625%, 2/15/27	387,000	455,925
Micron Technology, Inc.
Series F 2.125%, 2/15/33	35,000	123,294
Novellus Systems, Inc. 2.625%, 5/15/41	45,000	261,177
NXP Semiconductors NV 1.000%, 12/1/19	278,000	292,937
ON Semiconductor Corp. 1.000%, 12/1/20	146,000	179,360
Rambus, Inc. 1.375%, 2/1/23	53,000	51,983
Silicon Laboratories, Inc. 1.375%, 3/1/22	80,000	99,421
Synaptics, Inc. 0.500%, 6/15/22	73,000	65,198
Teradyne, Inc. 1.250%, 12/15/23	74,000	120,052

		2,487,307

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Software (9.2%)
Coupa Software, Inc. 0.125%, 6/15/25§	$170,000	$181,914
DocuSign, Inc. 0.500%, 9/15/23 (x)§	78,000	80,389
FireEye, Inc. 0.875%, 6/1/24	174,000	169,606
Guidewire Software, Inc. 1.250%, 3/15/25	104,000	116,650
HubSpot, Inc. 0.250%, 6/1/22	54,000	100,591
New Relic, Inc. 0.500%, 5/1/23	57,000	60,813
Nutanix, Inc. (Zero Coupon), 1/15/23	135,000	126,047
Palo Alto Networks, Inc. 0.750%, 7/1/23§	315,000	331,875
Pluralsight, Inc. 0.375%, 3/1/24§	46,000	49,180
Q2 Holdings, Inc. 0.750%, 6/1/26§	90,000	96,799
RealPage, Inc. 1.500%, 11/15/22	63,000	94,377
ServiceNow, Inc. (Zero Coupon), 6/1/22	66,000	136,839
Splunk, Inc.
0.500%, 9/15/23§	274,000	301,608
1.125%, 9/15/25§	39,000	43,647
Verint Systems, Inc. 1.500%, 6/1/21	129,000	138,234
Workday, Inc. 0.250%, 10/1/22	99,000	148,258
Zendesk, Inc. 0.250%, 3/15/23	54,000	82,630

		2,259,457

Technology Hardware, Storage & Peripherals (1.0%)
Pure Storage, Inc. 0.125%, 4/15/23	205,000	196,287
Western Digital Corp. 1.500%, 2/1/24§	62,000	55,678

		251,965

Total Information Technology		6,269,615

Materials (0.4%)
Metals & Mining (0.4%)
Allegheny Technologies, Inc. 4.750%, 7/1/22	26,000	48,492
Cleveland-Cliffs, Inc. 1.500%, 1/15/25	36,000	51,951

Total Materials		100,443

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Colony Capital, Inc. (REIT) 5.000%, 4/15/23	75,000	71,998
IH Merger Sub LLC (REIT) 3.500%, 1/15/22	32,000	39,017

		111,015

Real Estate Management & Development (0.2%)
Redfin Corp. 1.750%, 7/15/23	62,000	57,498

Total Real Estate		168,513

Total Convertible Bonds		14,055,273

Total Long-Term Debt Securities (57.2%) (Cost $12,966,042)		14,055,273

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares	441,527	441,704

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $86,234, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $87,939. (xx)	$86,215	86,215
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $10,348, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $10,553. (xx)	10,346	10,346
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $336,018, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $342,739. (xx)	335,948	335,948

Total Repurchase Agreements		432,509

Total Short-Term Investments (3.6%) (Cost $874,142)		874,213

Total Investments in Securities (100.2%) (Cost $22,647,376)		24,621,032
Other Assets Less Liabilities (-0.2%)		(38,578)

Net Assets (100%)		$24,582,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $2,541,546 or 10.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $2,419,616. This was collateralized by $2,031,191 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 8/8/19 - 5/15/49 and by cash of $432,509 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$836,252	$—	$836,252
Consumer Discretionary	—	1,349,799	—	1,349,799
Consumer Staples	—	89,244	—	89,244
Energy	—	408,438	—	408,438
Financials	—	414,819	—	414,819
Health Care	—	3,414,698	—	3,414,698
Industrials	—	1,003,452	—	1,003,452
Information Technology	—	6,269,615	—	6,269,615
Materials	—	100,443	—	100,443
Real Estate	—	168,513	—	168,513
Convertible Preferred Stocks
Financials	923,013	—	—	923,013
Health Care	616,372	—	—	616,372
Industrials	178,226	—	—	178,226
Information Technology	157,736	—	—	157,736
Materials	133,366	—	—	133,366
Real Estate	156,241	—	—	156,241
Utilities	237,934	—	—	237,934
Exchange Traded Fund	7,288,658	—	—	7,288,658
Short-Term Investments
Investment Company	441,704	—	—	441,704
Repurchase Agreements	—	432,509	—	432,509

Total Assets	$10,133,250	$14,487,782	$—	$24,621,032

Total Liabilities	$—	$—	$—	$—

Total	$10,133,250	$14,487,782	$—	$24,621,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,257,147
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,907,991

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,551,578
Aggregate gross unrealized depreciation	(666,027)

Net unrealized appreciation	$1,885,551

Federal income tax cost of investments in securities and derivative instruments, if applicable	$22,735,481

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $22,214,867)	$24,188,523
Repurchase Agreements (Cost $432,509)	432,509
Cash	432,021
Receivable for securities sold	178,033
Dividends, interest and other receivables	62,346
Receivable for Portfolio shares sold	1,607
Securities lending income receivable	325
Other assets	260

Total assets	25,295,624

LIABILITIES
Payable for return of collateral on securities loaned	432,509
Payable for securities purchased	214,027
Investment management fees payable	4,950
Payable for Portfolio shares redeemed	4,186
Administrative fees payable	2,414
Distribution fees payable – Class IB	2,257
Trustees’ fees payable	10
Accrued expenses	52,817

Total liabilities	713,170

NET ASSETS	$24,582,454

Net assets were comprised of:
Paid in capital	$21,827,886
Total distributable earnings (loss)	2,754,568

Net assets	$24,582,454

Class IB
Net asset value, offering and redemption price per share, $11,159,631 / 959,434 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.63

Class K
Net asset value, offering and redemption price per share, $13,422,823 / 1,155,095 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.62

(x)	Includes value of securities on loan of $2,419,616.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$130,650
Interest	100,435
Securities lending (net)	2,089

Total income	233,174

EXPENSES
Investment management fees	81,398
Professional fees	30,029
Custodian fees	14,876
Administrative fees	14,377
Distribution fees – Class IB	13,257
Printing and mailing expenses	9,443
Trustees’ fees	344
Miscellaneous	3,293

Gross expenses	167,017
Less: Waiver from investment manager	(51,709)

Net expenses	115,308

NET INVESTMENT INCOME (LOSS)	117,866

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	598,047
Net change in unrealized appreciation (depreciation) on investments in securities	2,575,610

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,173,657

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,291,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$117,866	$492,619
Net realized gain (loss)	598,047	612,936
Net change in unrealized appreciation (depreciation)	2,575,610	(2,082,620)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,291,523	(977,065)

Distributions to shareholders:
Class IB	—	(469,109)
Class K	—	(603,821)

Total distributions to shareholders	—	(1,072,930)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 85,339 and 286,858 shares, respectively ]	958,535	3,247,350
Capital shares issued in reinvestment of dividends and distributions [ 0 and 44,336 shares, respectively ]	—	469,109
Capital shares repurchased [ (60,706) and (88,592) shares, respectively ]	(682,048)	(995,149)

Total Class IB transactions	276,487	2,721,310

Class K
Capital shares sold [ 107,839 and 156,007 shares, respectively ]	1,215,944	1,752,595
Capital shares issued in reinvestment of dividends and distributions [ 0 and 57,207 shares, respectively ]	—	603,821
Capital shares repurchased [ (101,008) and (100,371) shares, respectively ]	(1,130,520)	(1,137,390)

Total Class K transactions	85,424	1,219,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	361,911	3,940,336

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,653,434	1,890,341
NET ASSETS:
Beginning of period	20,929,020	19,038,679

End of period	$24,582,454	$20,929,020

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015	2014
Net asset value, beginning of period	$10.06		$11.03		$10.20		$9.84		$10.69	$10.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.25		0.24		0.20		0.19	0.18
Net realized and unrealized gain (loss)	1.52		(0.70)		1.21		0.55		(0.53)	0.71

Total from investment operations	1.57		(0.45)		1.45		0.75		(0.34)	0.89

Less distributions:
Dividends from net investment income	—		(0.26)		(0.34)		(0.30)		(0.34)	(0.16)
Distributions from net realized gains	—		(0.26)		(0.28)		—		(0.16)	(0.22)
Return of capital	—		—		—		(0.09)		(0.01)	—

Total dividends and distributions	—		(0.52)		(0.62)		(0.39)		(0.51)	(0.38)

Net asset value, end of period	$11.63		$10.06		$11.03		$10.20		$9.84	$10.69

Total return (b)	15.61%		(4.22)%		14.28%		7.62%		(3.29)%	8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,160		$9,403		$7,637		$5,572		$6,922	$8,080
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.13	%(j)	1.19	%***(k)	1.18	%(m)	1.22	%(m)	1.32%**	1.30%
Before waivers and reimbursements (a)(f)	1.57%		1.67%		1.72%		1.70%		1.78%	1.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.88%		2.23%		2.11%		1.98%		1.77%	1.66%
Before waivers and reimbursements (a)(f)	0.43%		1.75%		1.58%		1.50%		1.32%	0.98%
Portfolio turnover rate (z)^	17%		32%		35%		33%		47%	28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015	2014
Net asset value, beginning of period	$10.04		$11.01		$10.18		$9.82		$10.67	$10.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.27		0.25		0.22		0.21	0.21
Net realized and unrealized gain (loss)	1.52		(0.69)		1.23		0.56		(0.53)	0.71

Total from investment operations	1.58		(0.42)		1.48		0.78		(0.32)	0.92

Less distributions:
Dividends from net investment income	—		(0.29)		(0.37)		(0.32)		(0.36)	(0.21)
Distributions from net realized gains	—		(0.26)		(0.28)		—		(0.16)	(0.22)
Return of capital	—		—		—		(0.10)		(0.01)	—

Total dividends and distributions	—		(0.55)		(0.65)		(0.42)		(0.53)	(0.43)

Net asset value, end of period	$11.62		$10.04		$11.01		$10.18		$9.82	$10.67

Total return (b)	15.74%		(3.98)%		14.58%		7.91%		(3.05)%	8.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,423		$11,526		$11,402		$11,093		$10,951	$12,760
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88	%(j)	0.94	%***(k)	0.93	%(m)	0.97	%(m)	1.07%**	1.05%
Before waivers and reimbursements (a)(f)	1.32%		1.41%		1.46%		1.45%		1.53%	1.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.13%		2.40%		2.29%		2.24%		2.01%	1.93%
Before waivers and reimbursements (a)(f)	0.68%		1.93%		1.76%		1.76%		1.56%	1.25%
Portfolio turnover rate (z)^	17%		32%		35%		33%		47%	28%
**	Includes Tax expense of 0.02%.
***	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class IB and 1.00% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.31% for Class IB and 1.06% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.30% for Class IB and 1.05% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
U.S. Treasury Obligations	27.5%
Collateralized Mortgage Obligations	9.6
Investment Companies	8.1
Information Technology	7.8
Financials	6.6
Asset-Backed Securities	5.8
Health Care	5.7
Consumer Discretionary	5.2
Industrials	4.9
Communication Services	3.9
Energy	3.4
Mortgage-Backed Securities	3.1
Consumer Staples	2.5
Real Estate	1.8
Utilities	0.5
Materials	0.5
Repurchase Agreements	0.1
Cash and Other	3.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,119.80	$6.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.07	5.78
Class K
Actual	1,000.00	1,121.70	4.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.31	4.53

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.8%)
Ajax Mortgage Loan Trust, Series 2018-C A 4.360%, 9/25/65 (l)§	$374,801	$379,168
C-BASS TRUST, Series 2007-CB1 AF6 3.570%, 1/25/37 (e)	1,340,127	571,536
CSMC Trust, Series 2018-RPL8 A1 4.125%, 7/25/58 (l)§	275,791	279,819
Pretium Mortgage Credit Partners I LLC,
Series 2018-NPL3 A1 4.125%, 8/25/33 (e)§	283,436	283,249
Series 2019-NPL2 A1 3.844%, 12/25/58 (e)§	476,203	477,571
PRPM LLC, Series 2019-2A A1 3.967%, 4/25/24 (e)§	491,415	495,254
RASC Trust, Series 2007-EMX1 A13 2.604%, 1/25/37 (l)	829,474	760,993
Vericrest Opportunity Loan Trust, Series 2019-NPL3 A1 3.967%, 3/25/49 (e)§	293,802	295,423

Total Asset-Backed Securities		3,543,013

Collateralized Mortgage Obligations (9.6%)
CitiMortgage Alternative Loan Trust, Series 2007-A2 1A5 6.000%, 2/25/37	632,817	629,060
CSMC Trust, Series 2019-JR1 4.095%, 9/27/66 (l)	732,726	738,097
FHLMC,
Series 358 300 3.000%, 10/15/47 STRIPS	400,276	412,019
Series 4484 CD 1.750%, 7/15/30	285,569	282,147
Series 4624 GA 2.500%, 4/15/40	371,645	373,732
Series 4749 LV 3.500%, 4/15/38	450,000	468,508
FNMA,
Series 2016-52 ZC 3.000%, 8/25/46	564,158	534,708
Series 2016-9 A 3.000%, 9/25/43	342,079	349,411
Series 2017-51 EA 3.000%, 11/25/42	402,074	407,474
Series 2018-21 (Zero Coupon), 4/25/48 PO	457,884	388,349
Series 2018-36 A 3.000%, 6/25/48	259,755	264,749
JP Morgan Mortgage Trust, Series 2018-7FRB A2 3.180%, 4/25/46 (l)§	275,312	274,856
Residential Asset Securitization Trust,
Series 2006-A11 1A4 6.250%, 10/25/36	416,768	425,784
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A 3.284%, 10/25/35 (l)	349,979	342,878

Total Collateralized Mortgage Obligations		5,891,772

Corporate Bonds (16.5%)
Communication Services (2.2%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc. 5.250%, 3/1/37	105,000	117,800
CCO Holdings LLC
5.750%, 2/15/26§	35,000	36,619
5.000%, 2/1/28§	30,000	30,563
Frontier Communications Corp. 8.000%, 4/1/27§	45,000	46,744
Intelsat Jackson Holdings SA 5.500%, 8/1/23	25,000	22,750
Level 3 Financing, Inc. 5.375%, 1/15/24	50,000	51,125
Sprint Capital Corp. 6.875%, 11/15/28	50,000	51,265
Telesat Canada 8.875%, 11/15/24§	35,000	37,931
Verizon Communications, Inc. 4.272%, 1/15/36	80,000	86,463

		481,260

Entertainment (0.1%)
Lions Gate Capital Holdings LLC 6.375%, 2/1/24§	65,000	68,331

Media (1.1%)
Cengage Learning, Inc. 9.500%, 6/15/24§	35,000	33,512
Charter Communications Operating LLC
4.908%, 7/23/25	110,000	119,391
Comcast Corp. 3.700%, 4/15/24	165,000	175,141
CSC Holdings LLC 5.250%, 6/1/24	90,000	93,487
Gray Television, Inc. 7.000%, 5/15/27§	50,000	54,125
iHeartCommunications, Inc.
6.375%, 5/1/26 (x)	10,000	10,612
8.375%, 5/1/27	5,000	5,219
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	45,000	49,003
5.400%, 10/1/48	45,000	49,377
Sirius XM Radio, Inc.
5.375%, 7/15/26§	55,000	56,925
5.500%, 7/1/29§	25,000	25,568

		672,360

Wireless Telecommunication Services (0.2%)
Gogo Intermediate Holdings LLC 9.875%, 5/1/24§	35,000	36,006
Sprint Corp. 7.125%, 6/15/24	45,000	47,657

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
T-Mobile USA, Inc. 4.500%, 2/1/26	$70,000	$71,663

		155,326

Total Communication Services		1,377,277

Consumer Discretionary (1.9%)
Auto Components (0.3%)
Allison Transmission, Inc. 5.000%, 10/1/24§	70,000	71,225
Icahn Enterprises LP
6.375%, 12/15/25	25,000	25,489
6.250%, 5/15/26§	45,000	45,351
Panther BF Aggregator 2 LP 6.250%, 5/15/26§	60,000	62,175

		204,240

Automobiles (0.1%)
Ford Motor Co. 7.450%, 7/16/31	45,000	53,343
General Motors Co. (ICE LIBOR USD 3 Month + 0.80%), 3.365%, 8/7/20 (k)	15,000	15,019

		68,362

Diversified Consumer Services (0.1%)
Allied Universal Holdco LLC 6.625%, 7/15/26§	40,000	40,650

Hotels, Restaurants & Leisure (0.7%)
1011778 BC ULC 5.000%, 10/15/25§	35,000	35,229
Caesars Resort Collection LLC 5.250%, 10/15/25§	35,000	34,913
Cedar Fair LP 5.250%, 7/15/29§	30,000	30,525
Eldorado Resorts, Inc. 6.000%, 4/1/25	30,000	31,444
ESH Hospitality, Inc. (REIT) 5.250%, 5/1/25§	45,000	45,956
Golden Nugget, Inc. 6.750%, 10/15/24§	55,000	56,650
Hilton Domestic Operating Co., Inc. 4.250%, 9/1/24	45,000	45,614
Royal Caribbean Cruises Ltd. 3.700%, 3/15/28	50,000	50,160
Scientific Games International, Inc. 5.000%, 10/15/25§	75,000	75,750
Viking Cruises Ltd. 5.875%, 9/15/27§	40,000	40,500

		446,741

Household Durables (0.1%)
Tempur Sealy International, Inc. 5.500%, 6/15/26	46,000	47,725

Leisure Products (0.1%)
Hasbro, Inc. 3.500%, 9/15/27	60,000	60,919

Multiline Retail (0.2%)
Dollar Tree, Inc. 4.000%, 5/15/25	110,000	114,278

Specialty Retail (0.3%)
Carvana Co. 8.875%, 10/1/23§	15,000	15,102
Home Depot, Inc. (The) 3.900%, 6/15/47	55,000	59,531
PetSmart, Inc.
7.125%, 3/15/23§	20,000	18,721
5.875%, 6/1/25§	20,000	19,350
Staples, Inc. 7.500%, 4/15/26§	45,000	44,623

		157,327

Total Consumer Discretionary		1,140,242

Consumer Staples (1.2%)
Beverages (0.1%)
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	45,000	50,054
Cott Holdings, Inc. 5.500%, 4/1/25§	30,000	30,488

		80,542

Food & Staples Retailing (0.1%)
Albertsons Cos. LLC
5.750%, 3/15/25	20,000	20,131
7.500%, 3/15/26§	35,000	37,362

		57,493

Food Products (0.8%)
B&G Foods, Inc. 5.250%, 4/1/25	50,000	50,500
JBS USA LUX SA
5.875%, 7/15/24§	10,000	10,287
5.750%, 6/15/25§	5,000	5,213
6.750%, 2/15/28§	78,000	84,532
6.500%, 4/15/29§	20,000	21,725
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	60,000	60,900
5.875%, 9/30/27§	45,000	46,463
Post Holdings, Inc.
5.500%, 3/1/25§	55,000	56,804
5.500%, 12/15/29§	15,000	15,000
Smithfield Foods, Inc. 4.250%, 2/1/27§	115,000	116,846

		468,270

Tobacco (0.2%)
Altria Group, Inc. 5.950%, 2/14/49	55,000	62,529
BAT Capital Corp. (ICE LIBOR USD 3 Month + 0.88%), 3.398%, 8/15/22 (k)	35,000	35,016
Reynolds American, Inc. 4.000%, 6/12/22	55,000	57,045

		154,590

Total Consumer Staples		760,895

Energy (1.7%)
Energy Equipment & Services (0.2%)
Transocean Poseidon Ltd. 6.875%, 2/1/27§	30,000	31,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Transocean, Inc. 7.250%, 11/1/25§	$25,000	$23,812
USA Compression Partners LP 6.875%, 9/1/27§	65,000	68,257

		123,738

Oil, Gas & Consumable Fuels (1.5%)
Antero Midstream Partners LP 5.750%, 3/1/27§	80,000	80,000
Cenovus Energy, Inc. 5.400%, 6/15/47	55,000	59,369
Cheniere Energy Partners LP 5.250%, 10/1/25	65,000	67,112
5.625%, 10/1/26§	25,000	26,344
Energy Transfer Operating LP 4.750%, 1/15/26	50,000	53,476
EQM Midstream Partners LP 4.750%, 7/15/23	50,000	51,992
Gulfport Energy Corp. 6.375%, 5/15/25	40,000	30,850
Hess Infrastructure Partners LP 5.625%, 2/15/26§	75,000	77,156
Hilcorp Energy I LP 6.250%, 11/1/28§	30,000	30,187
Indigo Natural Resources LLC 6.875%, 2/15/26§	25,000	22,375
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	50,000	63,540
Marathon Petroleum Corp. 5.125%, 12/15/26	55,000	60,559
NGL Energy Partners LP 7.500%, 4/15/26§	15,000	15,712
Oasis Petroleum, Inc. 6.875%, 3/15/22	45,000	44,775
Parkland Fuel Corp. 5.875%, 7/15/27§	30,000	30,479
Parsley Energy LLC 5.625%, 10/15/27§	45,000	47,025
Peabody Energy Corp. 6.000%, 3/31/22§	25,000	25,594
QEP Resources, Inc. 5.625%, 3/1/26	35,000	32,900
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	55,000	60,199
Sunoco LP 5.500%, 2/15/26	25,000	26,031
6.000%, 4/15/27§	15,000	15,713

		921,388

Total Energy		1,045,126

Financials (3.6%)
Banks (1.0%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30 (k)	55,000	58,839
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	40,000	40,532
Bank of Nova Scotia (The) 3.400%, 2/11/24	110,000	114,348
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 3.625%, 5/17/24 (k)	115,000	116,332
Commonwealth Bank of Australia 3.900%, 7/12/47§	40,000	43,225
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.260%, 3/2/23 (k)	115,000	114,951
Santander Holdings USA, Inc. 3.400%, 1/18/23	115,000	116,702

		604,929

Capital Markets (0.4%)
Goldman Sachs Group, Inc. (The) 3.625%, 2/20/24	110,000	114,495
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	115,000	119,817

		234,312

Consumer Finance (1.3%)
American Express Co. 3.400%, 2/22/24	110,000	114,675
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 3.303%, 1/30/23 (k)	170,000	169,383
Discover Financial Services 4.100%, 2/9/27	115,000	120,337
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 3.588%, 1/5/23 (k)	150,000	147,961
3.950%, 4/13/24	10,000	10,203
John Deere Capital Corp. 3.450%, 1/10/24	75,000	78,396
2.600%, 3/7/24	65,000	65,706
Springleaf Finance Corp. 6.625%, 1/15/28	30,000	31,500
Synchrony Financial 3.950%, 12/1/27	60,000	59,769

		797,930

Diversified Financial Services (0.2%)
Refinitiv US Holdings, Inc. 6.250%, 5/15/26§	65,000	66,690
Verscend Escrow Corp. 9.750%, 8/15/26§	44,000	45,650

		112,340

Insurance (0.6%)
Alliant Holdings Intermediate LLC 8.250%, 8/1/23§	45,000	46,012
Athene Global Funding 3.000%, 7/1/22§	115,000	116,129
Liberty Mutual Group, Inc. 6.500%, 5/1/42§	65,000	85,745
NFP Corp. 6.875%, 7/15/25§	45,000	44,537
Prudential Financial, Inc. 3.905%, 12/7/47	40,000	41,409
Willis North America, Inc. 4.500%, 9/15/28	55,000	59,147

		392,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/23§	$35,000	$35,569

Total Financials		2,178,059

Health Care (1.1%)
Biotechnology (0.1%)
AbbVie, Inc. 4.700%, 5/14/45	60,000	61,125

Health Care Providers & Services (0.7%)
Centene Corp. 4.750%, 1/15/25	39,000	40,256
5.375%, 6/1/26§	5,000	5,250
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 3.487%, 7/15/23 (k)§	85,000	84,908
4.900%, 12/15/48§	85,000	92,620
HCA, Inc. 5.375%, 9/1/26	60,000	64,650
4.125%, 6/15/29	55,000	56,539
MPH Acquisition Holdings LLC 7.125%, 6/1/24§	45,000	42,196
WellCare Health Plans, Inc. 5.375%, 8/15/26§	40,000	42,300

		428,719

Life Sciences Tools & Services (0.1%)
Avantor, Inc. 9.000%, 10/1/25§	45,000	50,063

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc.
7.000%, 3/15/24§	20,000	21,252
5.750%, 8/15/27§	25,000	26,275
7.000%, 1/15/28§	30,000	30,977
7.250%, 5/30/29§	30,000	31,125

		109,629

Total Health Care		649,536

Industrials (2.4%)
Aerospace & Defense (0.4%)
Bombardier, Inc. 6.000%, 10/15/22§	35,000	35,063
Lockheed Martin Corp. 4.700%, 5/15/46	100,000	120,990
TransDigm, Inc.
6.250%, 3/15/26§	55,000	57,475
6.375%, 6/15/26	20,000	20,150

		233,678

Airlines (0.2%)
Delta Air Lines, Inc. 3.625%, 3/15/22	115,000	116,516

Building Products (0.3%)
Builders FirstSource, Inc. 5.625%, 9/1/24§	45,000	46,237
Masonite International Corp. 5.625%, 3/15/23§	45,000	46,350
Owens Corning 4.400%, 1/30/48	80,000	67,644

		160,231

Commercial Services & Supplies (0.3%)
Aramark Services, Inc. 5.000%, 4/1/25§	25,000	25,438
Clean Harbors, Inc. 4.875%, 7/15/27§	30,000	30,490
Garda World Security Corp. 8.750%, 5/15/25§	35,000	34,563
GFL Environmental, Inc. 8.500%, 5/1/27§	20,000	21,450
Tervita Escrow Corp. 7.625%, 12/1/21§	45,000	45,627
Waste Management, Inc. 4.000%, 7/15/39	55,000	59,109

		216,677

Construction & Engineering (0.1%)
AECOM 5.125%, 3/15/27	80,000	83,200

Industrial Conglomerates (0.1%)
General Electric Co. 5.875%, 1/14/38	55,000	62,402

Machinery (0.1%)
Colfax Corp.
6.000%, 2/15/24§	25,000	26,437
6.375%, 2/15/26§	10,000	10,713

		37,150

Professional Services (0.1%)
Dun & Bradstreet Corp. (The) 6.875%, 8/15/26§	45,000	47,363

Road & Rail (0.4%)
Avolon Holdings Funding Ltd.
5.125%, 10/1/23§	29,000	30,662
5.250%, 5/15/24§	30,000	32,040
3.950%, 7/1/24§	55,000	56,374
CSX Corp. 3.800%, 11/1/46	50,000	50,694
Penske Truck Leasing Co. LP 4.200%, 4/1/27§	55,000	57,473

		227,243

Trading Companies & Distributors (0.4%)
Air Lease Corp. 3.250%, 3/1/25	115,000	115,269
Beacon Roofing Supply, Inc. 4.875%, 11/1/25§	65,000	64,350
United Rentals North America, Inc.
6.500%, 12/15/26	35,000	37,800
5.250%, 1/15/30	40,000	41,050

		258,469

Total Industrials		1,442,929

Information Technology (0.7%)
Communications Equipment (0.1%)
CommScope, Inc.
5.500%, 3/1/24§	20,000	20,526
6.000%, 3/1/26§	25,000	25,625

		46,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc. 3.875%, 1/12/28	$20,000	$19,851

IT Services (0.2%)
GTT Communications, Inc. 7.875%, 12/31/24 (x)§	50,000	40,750
Tempo Acquisition LLC 6.750%, 6/1/25§	55,000	56,650

		97,400

Semiconductors & Semiconductor Equipment (0.1%)
NXP BV 3.875%, 6/18/26§	55,000	56,526

Software (0.3%)
CDK Global, Inc. 5.250%, 5/15/29§	15,000	15,487
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	40,000	43,350
Informatica LLC 7.125%, 7/15/23§	70,000	71,237
SS&C Technologies, Inc. 5.500%, 9/30/27§	50,000	51,938

		182,012

Total Information Technology		401,940

Materials (0.5%)
Chemicals (0.3%)
Mosaic Co. (The) 4.050%, 11/15/27	115,000	118,271
Nutrien Ltd. 4.200%, 4/1/29	55,000	59,294

		177,565

Containers & Packaging (0.1%)
Flex Acquisition Co., Inc. 6.875%, 1/15/25§	25,000	22,594
WRKCo, Inc. 3.750%, 3/15/25	50,000	51,926

		74,520

Metals & Mining (0.1%)
SunCoke Energy Partners LP 7.500%, 6/15/25§	40,000	39,000

Total Materials		291,085

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	110,000	116,384
4.850%, 4/15/49	30,000	34,090
American Tower Corp. (REIT) 3.950%, 3/15/29	55,000	57,417
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	55,000	56,234
3.800%, 2/15/28	50,000	51,509
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	45,000	47,138
Public Storage (REIT) 3.385%, 5/1/29	60,000	62,519
Welltower, Inc. (REIT) 3.950%, 9/1/23	110,000	115,602

		540,893

Total Real Estate		540,893

Utilities (0.3%)
Electric Utilities (0.1%)
Vistra Operations Co. LLC
5.500%, 9/1/26§	35,000	36,909
5.625%, 2/15/27§	25,000	26,469

		63,378

Gas Utilities (0.1%)
Brooklyn Union Gas Co. (The) 4.487%, 3/4/49§	60,000	67,892

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp. 5.250%, 6/1/26§	45,000	45,731
NRG Energy, Inc. 5.250%, 6/15/29§	35,000	37,363

		83,094

Total Utilities		214,364

Total Corporate Bonds		10,042,346

Mortgage-Backed Securities (3.1%)
FHLMC
3.000%, 9/1/46	549,992	558,492
4.000%, 4/1/47	382,389	398,717
4.000%, 10/1/48	93,830	97,580
UMBS
3.000%, 4/1/37	408,891	416,873
2.500%, 2/1/47	439,565	436,815

Total Mortgage-Backed Securities		1,908,477

U.S. Treasury Obligations (9.1%)
U.S. Treasury Bonds
3.125%, 2/15/43	200,000	223,037
3.625%, 8/15/43	170,000	205,171
3.750%, 11/15/43	50,000	61,558
2.750%, 11/15/47	170,000	177,438
U.S. Treasury Inflation Linked Bonds 1.000%, 2/15/46 TIPS	312,768	327,691
U.S. Treasury Inflation Linked Notes 0.875%, 1/15/29 TIPS	161,930	170,437
U.S. Treasury Notes
1.375%, 2/15/20	20,000	19,914
2.625%, 2/28/23	260,000	268,214
2.500%, 3/31/23	310,000	318,641
2.750%, 4/30/23	310,000	321,627
1.625%, 5/31/23	250,000	249,016
1.875%, 8/31/24	320,000	321,555
2.125%, 9/30/24	320,000	325,405
2.250%, 10/31/24	320,000	327,430
3.000%, 9/30/25	420,000	448,678
2.375%, 5/15/27	320,000	330,815
2.250%, 8/15/27	390,000	399,409
2.250%, 11/15/27	320,000	327,593

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 2/15/28	$310,000	$329,608
2.875%, 5/15/28	350,000	375,823

Total U.S. Treasury Obligations		5,529,060

Total Long-Term Debt Securities (44.1%) (Cost $26,350,086)		26,914,668

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	445	481,846
Facebook, Inc., Class A*	2,758	532,294

		1,014,140

Total Communication Services		1,014,140

Consumer Discretionary (3.3%)
Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	385	729,047
Booking Holdings, Inc.*	147	275,582

		1,004,629

Multiline Retail (1.1%)
Dollar General Corp.	2,897	391,559
Target Corp.	3,500	303,135

		694,694

Specialty Retail (0.5%)
O’Reilly Automotive, Inc.*	785	289,916

Total Consumer Discretionary		1,989,239

Consumer Staples (1.3%)
Beverages (0.2%)
Constellation Brands, Inc., Class A	788	155,189

Food & Staples Retailing (0.3%)
Sysco Corp.	2,309	163,292

Tobacco (0.8%)
Philip Morris International, Inc.	6,509	511,152

Total Consumer Staples		829,633

Energy (1.7%)
Energy Equipment & Services (0.4%)
Halliburton Co.	7,472	169,913
Patterson-UTI Energy, Inc.	9,360	107,734

		277,647

Oil, Gas & Consumable Fuels (1.3%)
Continental Resources, Inc.*	4,520	190,247
Devon Energy Corp.	7,622	217,380
Pioneer Natural Resources Co.	2,354	362,186

		769,813

Total Energy		1,047,460

Financials (3.0%)
Banks (1.1%)
Citigroup, Inc.	5,396	377,882
Wells Fargo & Co.	6,284	297,359

		675,241

Capital Markets (1.0%)
Charles Schwab Corp. (The)	4,461	179,288
Intercontinental Exchange, Inc.	4,726	406,152

		585,440

Insurance (0.9%)
Aflac, Inc.	4,484	245,768
Willis Towers Watson plc	1,690	323,702

		569,470

Total Financials		1,830,151

Health Care (4.6%)
Biotechnology (0.2%)
BioMarin Pharmaceutical, Inc.*	1,347	115,371

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	5,301	445,815
Alcon, Inc. (x)*	908	56,341

		502,156

Health Care Providers & Services (1.5%)
Anthem, Inc.	1,553	438,272
UnitedHealth Group, Inc.	1,849	451,175

		889,447

Pharmaceuticals (2.1%)
AstraZeneca plc (ADR)	11,696	482,811
Bristol-Myers Squibb Co.	2,057	93,285
Novartis AG (ADR)	4,549	415,369
Zoetis, Inc.	2,737	310,622

		1,302,087

Total Health Care		2,809,061

Industrials (2.5%)
Aerospace & Defense (1.6%)
Boeing Co. (The)	1,013	368,742
Lockheed Martin Corp.	806	293,013
Northrop Grumman Corp.	1,016	328,280

		990,035

Air Freight & Logistics (0.4%)
FedEx Corp.	1,300	213,447

Industrial Conglomerates (0.5%)
Honeywell International, Inc.	1,836	320,547

Total Industrials		1,524,029

Information Technology (7.1%)
Communications Equipment (0.4%)
Telefonaktiebolaget LM Ericsson (ADR)	26,665	253,318

IT Services (2.7%)
Automatic Data Processing, Inc.	1,467	242,539
Cognizant Technology Solutions Corp., Class A	4,164	263,956
PayPal Holdings, Inc.*	4,248	486,226
Visa, Inc., Class A	3,731	647,515

		1,640,236

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc.	2,819	$318,181
Lam Research Corp.	1,166	219,021

		537,202

Software (2.4%)
Adobe, Inc.*	1,292	380,687
Microsoft Corp.	6,974	934,237
Splunk, Inc.*	1,004	126,253

		1,441,177

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.	2,285	452,247

Total Information Technology		4,324,180

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
American Tower Corp. (REIT)	2,818	576,140

Total Real Estate		576,140

Utilities (0.2%)
Electric Utilities (0.2%)
NextEra Energy, Inc.	602	123,326

Total Utilities		123,326

Total Common Stocks (26.3%) (Cost $14,045,118)		16,067,359

INVESTMENT COMPANIES:
Fixed Income (8.1%)
DoubleLine Floating Rate Fund, Class I‡	260,559	2,511,786
DoubleLine Global Bond Fund, Class I‡	227,532	2,398,187

Total Investment Companies (8.1%) (Cost $4,915,000)		4,909,973

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $7,765, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $7,918. (xx)	$7,763	7,763
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $931, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $950. (xx)	931	931
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $36,026, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $36,747. (xx)	36,019	36,019

Total Repurchase Agreements		44,713

U.S. Treasury Obligations (18.4%)
U.S. Treasury Bills
2.37%, 7/11/19	260,000	259,860
1.93%, 7/18/19 (p)	900,000	899,133
2.03%, 8/15/19 (p)	9,000,000	8,976,741
2.08%, 9/5/19 (p)	470,000	468,188
2.06%, 11/7/19 (p)	630,000	625,356

Total U.S. Treasury Obligations		11,229,278

Total Short-Term Investments (18.5%) (Cost $11,268,158)		11,273,991

Total Investments in Securities (97.0%) (Cost $56,578,362)		59,165,991
Other Assets Less Liabilities (3.0%)		1,842,810

Net Assets (100%)		$61,008,801

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $6,765,002 or 11.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $92,343. This was collateralized by $50,049 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/31/19 - 11/15/46 and by cash of $44,713 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Glossary:

ADR	—	American Depositary Receipt
CAPE	—	Cyclically Adjusted Price Earnings
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PO	—	Principal Only
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund, Class I	260,559	2,467,491	—	—	—	44,295	2,511,786	70,082	—
DoubleLine Global Bond Fund, Class I	227,532	1,671,972	650,000	—	—	76,215	2,398,187	1,599	—

Total		4,139,463	650,000	—	—	120,510	4,909,973	71,681	—

OTC Total return swap contracts outstanding as of June 30, 2019 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	7/22/2019	USD 10,750,000	77,345

							77,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,543,013	$—	$3,543,013
Collateralized Mortgage Obligations	—	5,891,772	—	5,891,772
Common Stocks
Communication Services	1,014,140	—	—	1,014,140
Consumer Discretionary	1,989,239	—	—	1,989,239
Consumer Staples	829,633	—	—	829,633
Energy	1,047,460	—	—	1,047,460
Financials	1,830,151	—	—	1,830,151
Health Care	2,809,061	—	—	2,809,061
Industrials	1,524,029	—	—	1,524,029
Information Technology	4,324,180	—	—	4,324,180
Real Estate	576,140	—	—	576,140
Utilities	123,326	—	—	123,326
Corporate Bonds
Communication Services	—	1,377,277	—	1,377,277
Consumer Discretionary	—	1,140,242	—	1,140,242
Consumer Staples	—	760,895	—	760,895
Energy	—	1,045,126	—	1,045,126
Financials	—	2,178,059	—	2,178,059
Health Care	—	649,536	—	649,536
Industrials	—	1,442,929	—	1,442,929
Information Technology	—	401,940	—	401,940
Materials	—	291,085	—	291,085
Real Estate	—	540,893	—	540,893
Utilities	—	214,364	—	214,364
Investment Companies	4,909,973	—	—	4,909,973
Mortgage-Backed Securities	—	1,908,477	—	1,908,477
Short-Term Investments
Repurchase Agreements	—	44,713	—	44,713
U.S. Treasury Obligations	—	11,229,278	—	11,229,278
Total Return Swaps	—	77,345	—	77,345
U.S. Treasury Obligations	—	5,529,060	—	5,529,060

Total Assets	$20,977,332	$38,266,004	$—	$59,243,336

Total Liabilities	$—	$—	$—	$—

Total	$20,977,332	$38,266,004	$—	$59,243,336

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$77,345

Total		$77,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$2,178,004	$2,178,004

Total	$2,178,004	$2,178,004

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$142,247	$142,247

Total	$142,247	$142,247

^ This Portfolio held swap contracts as a substitute for investing in conventional securities.

The Portfolio held swap contracts with an average notional value of approximately $12,264,000 during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$77,345	$—	$—	$77,345

Total	$77,345	$—	$—	$77,345

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,937,165
Long-term U.S. government debt securities	4,481,114

$18,418,279

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,177,781
Long-term U.S. government debt securities	5,245,613

$13,423,394

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,595,313
Aggregate gross unrealized depreciation	(974,177)

Net unrealized appreciation	$2,621,136

Federal income tax cost of investments in securities and derivative instruments, if applicable	$56,622,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $4,915,000)	$4,909,973
Unaffiliated Issuers (Cost $51,618,649)	54,211,305
Repurchase Agreements (Cost $44,713)	44,713
Cash	1,649,938
Dividends, interest and other receivables	196,288
Receivable for Portfolio shares sold	98,981
Market value on OTC swap contracts	77,345
Receivable for securities sold	71,775
Securities lending income receivable	51
Other assets	631

Total assets	61,261,000

LIABILITIES
Payable for securities purchased	135,225
Payable for return of collateral on securities loaned	44,713
Investment management fees payable	30,549
Payable for Portfolio shares redeemed	10,655
Distribution fees payable – Class IB	9,553
Administrative fees payable	4,692
Accrued expenses	16,812

Total liabilities	252,199

NET ASSETS	$61,008,801

Net assets were comprised of:
Paid in capital	$57,579,524
Total distributable earnings (loss)	3,429,277

Net assets	$61,008,801

Class IB
Net asset value, offering and redemption price per share, $47,393,961 / 3,992,287 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.87

Class K
Net asset value, offering and redemption price per share, $13,614,840 / 1,145,454 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.89

(x)	Includes value of securities on loan of $92,343.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$653,034
Dividends ($71,681 of dividend income received from affiliates)	186,678
Securities lending (net)	609

Total income	840,321

EXPENSES
Investment management fees	214,853
Distribution fees – Class IB	55,745
Professional fees	29,988
Administrative fees	27,424
Printing and mailing expenses	10,586
Custodian fees	8,314
Trustees’ fees	852
Miscellaneous	1,961

Gross expenses	349,723
Less: Waiver from investment manager	(34,616)

Net expenses	315,107

NET INVESTMENT INCOME (LOSS)	525,214

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	240,416
Swaps	2,178,004

Net realized gain (loss)	2,418,420

Change in unrealized appreciation (depreciation) on:
Investments in securities ($120,510 of change in unrealized appreciation (depreciation) from affiliates)	3,372,039
Swaps	142,247

Net change in unrealized appreciation (depreciation)	3,514,286

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,932,706

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,457,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$525,214	$927,231
Net realized gain (loss)	2,418,420	(1,254,230)
Net change in unrealized appreciation (depreciation)	3,514,286	(1,954,267)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,457,920	(2,281,266)

Distributions to shareholders:
Class IB	—	(1,774,045)
Class K	—	(538,379)

Total distributions to shareholders	—	(2,312,424)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 272,301 and 489,172 shares, respectively ]	3,098,000	5,606,723
Capital shares issued in reinvestment of dividends and distributions [ 0 and 156,952 shares, respectively ]	—	1,774,045
Capital shares repurchased [ (205,766) and (612,800) shares, respectively ]	(2,331,097)	(7,012,474)

Total Class IB transactions	766,903	368,294

Class K
Capital shares sold [ 39,078 and 88,334 shares, respectively ]	446,090	1,013,815
Capital shares issued in reinvestment of dividends and distributions [ 0 and 47,683 shares, respectively ]	—	538,379
Capital shares repurchased [ (15,363) and (111,976) shares, respectively ]	(168,777)	(1,266,285)

Total Class K transactions	277,313	285,909

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,044,216	654,203

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,502,136	(3,939,487)
NET ASSETS:
Beginning of period	53,506,665	57,446,152

End of period	$61,008,801	$53,506,665

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$10.60		$11.51		$11.10		$10.45		$11.07		$11.08

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.18		0.06	(x)	0.16	(x)	0.09	(x)	0.22	(x)
Net realized and unrealized gain (loss)	1.17		(0.63)		1.00		0.74		(0.50)		0.06	†

Total from investment operations	1.27		(0.45)		1.06		0.90		(0.41)		0.28

Less distributions:
Dividends from net investment income	—		(0.19)		(0.07)		(0.16)		(0.09)		(0.19)
Distributions from net realized gains	—		(0.27)		(0.58)		(0.09)		(0.12)		(0.10)

Total dividends and distributions	—		(0.46)		(0.65)		(0.25)		(0.21)		(0.29)

Net asset value, end of period	$11.87		$10.60		$11.51		$11.10		$10.45		$11.07

Total return (b)	11.98%		(4.10)%		9.53%		8.62%		(3.70)%		2.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$47,394		$41,616		$44,809		$34,882		$24,703		$15,490
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15	%(j)	1.19	%(k)	1.05%		0.64%		0.65%		0.59%
Before waivers and reimbursements (a)(f)	1.28%		1.28%		1.61%		1.01%		1.31%		2.18%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.78%		1.57%		0.50	%(x)	1.49	%(x)	0.83	%(x)	1.91	%(x)
Before waivers and reimbursements (a)(f)	1.66%		1.49%		(0.06	)%(x)	1.11	%(x)	0.17	%(x)	0.32	%(x)
Portfolio turnover rate (z)^	31%		83%		175	%(h)	15%		25%		16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$10.60		$11.51		$11.10		$10.45		$11.07		$11.08

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.21		0.14	(x)	0.15	(x)	0.10	(x)	0.16	(x)
Net realized and unrealized gain (loss)	1.18		(0.63)		0.95		0.78		(0.48)		0.15	†

Total from investment operations	1.29		(0.42)		1.09		0.93		(0.38)		0.31

Less distributions:
Dividends from net investment income	—		(0.22)		(0.10)		(0.19)		(0.12)		(0.22)
Distributions from net realized gains	—		(0.27)		(0.58)		(0.09)		(0.12)		(0.10)

Total dividends and distributions	—		(0.49)		(0.68)		(0.28)		(0.24)		(0.32)

Net asset value, end of period	$11.89		$10.60		$11.51		$11.10		$10.45		$11.07

Total return (b)	12.17%		(3.86)%		9.79%		8.89%		(3.46)%		2.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,615		$11,891		$12,637		$979		$1,179		$1,362
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(j)	0.94	%(k)	0.81%		0.39%		0.40%		0.30%
Before waivers and reimbursements (a)(f)	1.03%		1.03%		1.49%		0.77%		1.06%		2.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.03%		1.82%		1.19	%(x)	1.40	%(x)	0.87	%(x)	1.39	%(x)
Before waivers and reimbursements (a)(f)	1.91%		1.74%		0.52	%(x)	1.02	%(x)	0.21	%(x)	(0.42	)%(x)
Portfolio turnover rate (z)^	31%		83%		175	%(h)	15%		25%		16%
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in lower portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.24% for Class IB and 0.99% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
U.S. Treasury Obligations	25.0%
Collateralized Mortgage Obligations	15.4
Asset-Backed Securities	9.3
Commercial Mortgage-Backed Securities	8.8
Financials	6.4
Mortgage-Backed Securities	6.0
Energy	4.6
Utilities	3.6
Communication Services	3.1
Industrials	2.9
Investment Company	2.8
Materials	2.5
Consumer Staples	2.0
Foreign Government Securities	1.9
Consumer Discretionary	1.8
Real Estate	1.4
Health Care	0.9
Repurchase Agreements	0.7
Information Technology	0.5
Municipal Bonds	0.1
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,063.30	$4.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.96	4.88
Class K
Actual	1,000.00	1,064.25	3.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.20	3.63

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.97% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.3%)
AASET US Ltd.,
Series 2018-1A A 3.844%, 1/16/38§	$1,081,741	$1,085,392
AIMCO CLO,
Series 2018-AA D 5.138%, 4/17/31 (l)§	500,000	474,801
ALM XII Ltd.,
Series 2015-12A C1R2 5.251%, 4/16/27 (l)§	500,000	493,848
Apidos CLO XII,
Series 2013-12A DR 5.197%, 4/15/31 (l)§	500,000	477,560
Apidos CLO XXI,
Series 2015-21A CR 5.051%, 7/18/27 (l)§	500,000	488,463
Atrium IX,
Series 9A DR 6.121%, 5/28/30 (l)§	500,000	498,712
Babson CLO Ltd.,
Series 2015-2A DR 5.542%, 10/20/30 (l)§	500,000	488,162
Series 2015-IA DR 5.191%, 1/20/31 (l)§	500,000	472,816
Barings CLO Ltd.,
Series 2017-1A D 6.201%, 7/18/29 (l)§	500,000	500,001
Series 2019-1A D 6.296%, 4/15/31 (l)§	500,000	500,406
Series 2019-2A C 6.287%, 4/15/31 (l)§	500,000	501,143
BlueMountain CLO Ltd.,
Series 2016-2A C 6.620%, 8/20/28 (l)§	500,000	500,367
CAL Funding III Ltd.,
Series 2018-1A A 3.960%, 2/25/43§	476,667	488,737
Canyon Capital CLO Ltd.,
Series 2014-1A CR 5.333%, 1/30/31 (l)§	500,000	477,424
Series 2017-1A D 6.197%, 7/15/30 (l)§	500,000	499,604
Castlelake Aircraft Structured Trust,
Series 2019-1A A 3.967%, 4/15/39§	492,547	493,379
CBAM Ltd.,
Series 2019-10A B 4.619%, 4/20/32 (l)§	500,000	499,945
CLI Funding LLC,
Series 2018-1A A 4.030%, 4/18/43§	439,400	453,995
Cook Park CLO Ltd.,
Series 2018-1A D 5.188%, 4/17/30 (l)§	500,000	477,546
Dryden 40 Senior Loan Fund,
Series 2015-40A DR 5.618%, 8/15/31 (l)§	500,000	489,671
Dryden 57 CLO Ltd.,
Series 2018-57A D 5.068%, 5/15/31 (l)§	500,000	475,792
ECAF I Ltd.,
Series 2015-1A A1 3.473%, 6/15/40§	179,459	180,412
Elmwood CLO II Ltd.,
Series 2019-2A B 4.645%, 4/20/31 (l)§	500,000	501,196
ENA Norte Trust, 4.950%, 4/25/23 (m)	440,795	453,330
Flagship Credit Auto Trust,
Series 2017-4 C 2.920%, 11/15/23§	500,000	499,602
Fremont Home Loan Trust,
Series 2006-D 1A1 2.544%, 11/25/36 (l)	6,594,897	4,593,038
Gilbert Park CLO Ltd.,
Series 2017-1A D 5.547%, 10/15/30 (l)§	500,000	488,512
Goldentree Loan Management US CLO 3 Ltd.,
Series 2018-3A D 5.442%, 4/20/30 (l)§	1,000,000	970,933
GPMT Ltd.,
Series 2019-FL2 D 5.344%, 2/22/36 (l)§	459,000	462,748
Helios Issuer LLC,
Series 2017-1A A 4.940%, 9/20/49§	585,819	614,387
Invitation Homes Trust,
Series 2017-SFR2 E 4.644%, 12/17/36 (l)§	168,685	169,105
Series 2018-SFR1 C 3.644%, 3/17/37 (l)§	740,000	736,069
Series 2018-SFR1 D 3.844%, 3/17/37 (l)§	490,000	487,412
JOL Air Ltd.,
Series 2019-1 A 3.967%, 4/15/44§	492,000	500,178
LCM 28 Ltd.,
Series 28A D 5.542%, 10/20/30 (l)§	500,000	485,683
Lendmark Funding Trust,
Series 2017-1A A 2.830%, 12/22/25§	242,653	241,946
Long Point Park CLO Ltd.,
Series 2017-1A C 4.988%, 1/17/30 (l)§	500,000	473,032
Madison Park Funding XIV Ltd.,
Series 2014-14A DRR 5.542%, 10/22/30 (l)§	500,000	487,638
Mosaic Solar Loan Trust,
Series 2018-1A A 4.010%, 6/22/43§	384,725	397,094
Series 2018-2GS A 4.200%, 2/22/44§	619,211	636,602
Newark BSL CLO 2 Ltd., 6.230%, 7/25/30 (l)§	500,000	499,974
NP SPE II LLC,
Series 2017-1A A1 3.372%, 10/21/47§	578,443	592,027
Octagon Investment Partners 31 LLC,
Series 2017-1A D 6.292%, 7/20/30 (l)§	500,000	500,291

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D 5.092%, 1/20/30 (l)§	$500,000	$471,218
Octagon Investment Partners XV Ltd.,
Series 2013-1A DR 6.292%, 7/19/30 (l)§	500,000	495,219
OHA Credit Funding 1 Ltd.,
Series 2018-1A D 5.641%, 10/20/30 (l)§	500,000	489,766
SBA Tower Trust (REIT), 3.168%, 4/11/22§	250,000	253,968
SoFi Consumer Loan Program LLC,
Series 2017-2 A 3.280%, 2/25/26§	68,921	69,501
Springleaf Funding Trust,
Series 2017-AA A 2.680%, 7/15/30§	250,000	250,507
TAL Advantage VI LLC,
Series 2017-1A A 4.500%, 4/20/42§	469,104	478,037
Textainer Marine Containers VII Ltd.,
Series 2019-1A A 3.960%, 4/20/44§	493,333	507,559
Thacher Park CLO Ltd.,
Series 2014-1A D1R 5.992%, 10/20/26 (l)§	500,000	500,130
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR 5.497%, 1/15/31 (l)§	500,000	484,179
Series 2014-2A ER 8.347%, 1/15/31 (l)§	500,000	451,735
Series 2015-2A ER 8.147%, 10/15/27 (l)§	500,000	490,997
Series 2017-1A D 6.351%, 4/18/29 (l)§	250,000	250,247
Series 2017-3A D 5.747%, 10/15/30 (l)§	500,000	486,265
Series 2018-1A D 5.497%, 7/15/30 (l)§	500,000	477,068
Series 2018-1A E 8.097%, 7/15/30 (l)§	500,000	456,486
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A 4.212%, 5/17/32 (e)§	755,023	776,094
Triton Container Finance V LLC,
Series 2018-1A A 3.950%, 3/20/43§	437,500	452,141
USQ Rail I LLC,
Series 2018-1 A1 3.783%, 4/25/48§	426,965	439,283
Vantage Data Centers Issuer LLC,
Series 2018-1A A2 4.072%, 2/16/43 (b)§	493,333	506,988
VERDE CLO Ltd.,
Series 2019-1A D 6.364%, 4/15/32 (l)§	1,000,000	999,784
Vericrest Opportunity Loan Trust,
Series 2019-NPL3 A1 3.967%, 3/25/49 (e)§	1,469,012	1,477,116
Vivint Solar Financing V LLC,
Series 2018-1A A 4.730%, 4/30/48§	988,093	1,047,018
Voya CLO Ltd.,
Series 2017-3A C 6.141%, 7/20/30 (l)§	500,000	492,083

Total Asset-Backed Securities		38,612,362

Collateralized Mortgage Obligations (15.4%)
Alternative Loan Trust,
Series 2005-69 A1 3.504%, 12/25/35 (l)	782,193	756,708
Series 2006-19CB A15 6.000%, 8/25/36	284,997	252,001
Banc of America Funding Trust,
Series 2005-6 1A8 6.000%, 10/25/35	380,578	366,897
Series 2007-5 3A1 6.000%, 7/25/37	2,815,914	2,582,955
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2 6.000%, 2/25/37	3,387,764	2,997,041
Series 2006-J4 A5 6.250%, 9/25/36	523,701	385,783
Series 2007-14 A18 6.000%, 9/25/37	2,264,884	1,832,216
Series 2007-HY1 1A1 4.439%, 4/25/37 (l)	373,475	367,855
Series 2007-HY1 2A1 4.174%, 3/25/37 (l)	180,461	180,385
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2 4.795%, 3/25/36 (l)	444,390	429,472
Series 2006-AR7 2A3A 4.342%, 11/25/36 (l)	1,028,865	981,577
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4 6.000%, 2/25/37	2,264,178	2,240,429
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1 6.500%, 6/25/36	5,413,857	2,334,107
FHLMC,
Series 3998 AZ 4.000%, 2/15/42	1,775,424	1,938,229
Series 4050 ND 2.500%, 9/15/41	2,446,374	2,440,090
Series 4076 QD 2.500%, 11/15/41	2,364,397	2,344,745
Series 4471 GA 3.000%, 2/15/44	615,601	630,430
Series 4483 CA 3.000%, 6/15/44	366,434	374,312
Series 4673 NT 3.500%, 9/15/43	2,550,908	2,636,087
Series 4745 EC 3.000%, 12/15/44	1,281,438	1,298,055
Series 4750 PA 3.000%, 7/15/46	1,791,973	1,811,734
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA3 A6 6.000%, 7/25/36	3,321,438	2,614,209
FNMA,
Series 2012-101 AP 2.000%, 8/25/40	2,629,314	2,613,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2013-18 CD 1.500%, 10/25/27	$892,351	$880,067
Series 2013-54 NP 2.500%, 3/25/43	3,401,262	3,359,090
Series 2015-42 CA 3.000%, 3/25/44	1,041,675	1,068,514
Series 2015-80 CA 3.000%, 4/25/40	4,121,851	4,202,988
Series 2015-9 HA 3.000%, 1/25/45	394,224	405,233
Series 2017-98 PA 3.000%, 12/25/47	1,845,576	1,858,281
Series 2018-38 LA 3.000%, 6/25/48	1,782,731	1,795,504
Series 2018-44 PZ 3.500%, 6/25/48	1,812,242	1,877,371
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3 2.644%, 4/25/47 (l)	4,624,337	4,320,428
RALI Trust,
Series 2007-QS8 A10 6.000%, 6/25/37	1,886,342	1,747,842
RBSGC Mortgage Loan Trust,
Series 2005-A 3A 6.000%, 4/25/35	2,041,998	1,523,317
RFMSI Trust,
Series 2006-S6 A14 6.000%, 7/25/36	380,682	381,173
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV 3.000%, 11/25/57 (l)	2,417,520	2,446,716
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A 3.284%, 10/25/35 (l)	2,113,490	2,070,611
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8 6.000%, 12/25/35	308,321	310,613
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37	353,435	359,322
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR16 6A3 4.905%, 10/25/35 (l)	638,159	653,193

Total Collateralized Mortgage Obligations		63,668,872

Commercial Mortgage-Backed Securities (8.8%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C 3.727%, 8/14/34 (l)§	514,000	528,440
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 A 3.394%, 3/15/36 (l)§	798,567	798,825
Series 2019-CRE5 B 3.894%, 3/15/36 (l)§	805,000	804,998
Series 2019-CRE5 D 4.744%, 3/15/36 (l)§	805,000	804,997
BANK,
Series 2019-BN17 C 4.671%, 4/15/52 (l)	494,000	533,244
Barclays Commercial Mortgage Trust,
Series 2019-C3 B 4.096%, 5/15/52	516,000	551,033
BBCMS Mortgage Trust,
Series 2018-TALL B 3.365%, 3/15/37 (l)§	492,000	490,763
BENCHMARK Mortgage Trust,
Series 2019-B10 C 3.750%, 3/15/62	494,000	496,956
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C 4.123%, 5/15/52 (l)§	502,000	502,421
CFCRE Commercial Mortgage Trust,
Series 2016-C3 XA 1.199%, 1/10/48 IO (l)	967,770	54,839
Series 2017-C8 B 4.199%, 6/15/50 (l)	514,000	547,032
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 C 4.575%, 2/10/48 (l)	725,000	750,820
Series 2015-GC35 C 4.648%, 11/10/48 (l)	500,000	518,358
Series 2015-GC35 XA 1.013%, 11/10/48 IO (l)	827,911	30,674
Series 2016-GC36 B 4.915%, 2/10/49 (l)	504,000	547,615
Series 2016-P4 A4 2.902%, 7/10/49	89,000	90,655
Series 2016-P4 XA 2.146%, 7/10/49 IO (l)	757,331	77,228
Series 2016-P6 A5 3.720%, 12/10/49 (l)	73,000	78,326
Series 2017-C4 B 4.096%, 10/12/50 (l)	343,000	361,873
Series 2019-SST2 D 3.994%, 12/15/36 (l)§	779,000	779,289
Series 2019-SST2 E 4.394%, 12/15/36 (l)§	779,000	779,273
COMM Mortgage Trust,
Series 2012-CR4 D 4.720%, 10/15/45 (b)(l)§	128,000	52,117
Series 2013-CR10 XA 0.840%, 8/10/46 IO (l)	1,745,320	43,022
Series 2013-CR11 B 5.279%, 8/10/50 (l)	754,000	816,858
Series 2015-CR22 D 4.255%, 3/10/48 (l)§	87,000	84,499
Series 2015-CR26 B 4.632%, 10/10/48 (l)	100,000	106,864
Series 2015-CR26 C 4.632%, 10/10/48 (l)	503,000	526,438
Series 2015-CR26 XA 1.109%, 10/10/48 IO (l)	1,204,491	57,427
Series 2015-LC23 C 4.800%, 10/10/48 (l)	64,000	68,582
Series 2016-DC2 XA 1.179%, 2/10/49 IO (l)	966,349	51,020
Series 2016-GCT E 3.577%, 8/10/29 (l)§	180,000	179,279
Series 2018-HCLV C 4.094%, 9/15/33 (l)§	439,000	438,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage Pass-Through Certificates,
Series 2016-CR28 C 4.801%, 2/10/49 (l)	$66,000	$71,092
CSAIL Commercial Mortgage Trust,
Series 2015-C1 B 4.044%, 4/15/50 (l)	503,000	526,843
Series 2015-C1 XA 1.039%, 4/15/50 IO (l)	1,485,945	55,841
Series 2015-C2 AS 3.849%, 6/15/57 (l)	140,000	146,194
Series 2015-C4 C 4.734%, 11/15/48 (l)	371,000	392,470
CSMC Trust,
Series 2017-MOON E 3.303%, 7/10/34 (l)§	492,000	486,445
DBCG Mortgage Trust,
Series 2017-BBG B 3.244%, 6/15/34 (l)§	350,000	348,684
FHLMC Multifamily Structured Pass-Through Certificates,
Series K050 A2 3.334%, 8/25/25 (l)	50,000	52,982
Series K722 X1 1.438%, 3/25/23 IO (l)	945,744	36,934
FNMA ACES,
Series 2016-M3 A2 2.702%, 2/25/26	67,000	68,252
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA 1.657%, 2/10/46 IO (l)	1,246,852	56,936
GS Mortgage Securities Trust,
Series 2014-GC26 D 4.671%, 11/10/47(l)§	325,000	286,121
Series 2015-GS1 B 4.238%, 11/10/48 (l)	582,000	615,513
Series 2017-GS6 B 3.869%, 5/10/50	515,000	538,098
Series 2017-GS8 C 4.482%, 11/10/50 (l)	494,000	521,425
Hospitality Mortgage Trust,
Series 2019-HIT F 5.544%, 11/15/36 (l)§	516,000	518,252
IMT Trust,
Series 2017-APTS BFL 3.344%, 6/15/34 (l)§	634,000	632,286
Series 2017-APTS CFL 3.494%, 6/15/34 (l)§	634,000	632,290
Series 2017-APTS DFL 3.944%, 6/15/34 (l)§	822,000	821,763
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2007-LDPX AM 5.464%, 1/15/49 (l)	13,770	13,791
Series 2015-JP1 XA 1.252%, 1/15/49 IO (l)	964,129	40,622
Series 2016-JP2 B 3.460%, 8/15/49	28,000	28,413
Series 2016-JP2 C 3.943%, 8/15/49 (l)	22,000	22,370
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17 C 5.054%, 1/15/47 (l)	503,000	537,941
Series 2015-C27 D 3.983%, 2/15/48 (l)§	347,000	335,018
Series 2015-C28 B 3.986%, 10/15/48	500,000	519,916
Series 2015-C28 C 4.361%, 10/15/48 (l)	400,000	410,218
Series 2015-C29 B 4.118%, 5/15/48 (l)	503,000	526,940
Series 2015-C32 B 4.389%, 11/15/48 (l)	503,000	535,257
Series 2015-C32 C 4.816%, 11/15/48 (l)	91,000	95,899
Series 2016-C1 C 4.896%, 3/15/49 (l)	66,000	70,164
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR4 B 4.440%, 3/10/52 (l)	754,000	819,457
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.836%, 6/15/49 IO (l)	979,395	71,038
LCCM,
Series 2017-LC26 C 4.706%, 7/12/50§	400,000	415,980
LSTAR Commercial Mortgage Trust,
Series 2016-4 C 4.708%, 3/10/49 (l)§	72,000	69,368
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C 4.000%, 12/15/47	125,000	126,078
Series 2015-C20 C 4.611%, 2/15/48 (l)	125,000	130,551
Series 2016-C32 A4 3.720%, 12/15/49	76,000	81,358
Morgan Stanley Capital I Trust,
Series 2007-T27 AJ 6.144%, 6/11/42 (l)	773,324	795,912
Series 2015-UBS8 XA 1.055%, 12/15/48 IO (l)	1,046,679	48,971
Series 2016-UB11 XA 1.771%, 8/15/49 IO (l)	952,228	77,042
Series 2019-H6 AS 3.700%, 6/15/52	521,000	543,063
MSCG Trust,
Series 2016-SNR C 5.205%, 11/15/34§	78,200	79,162
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA 2.152%, 10/10/48 IO (l)	627,327	60,293
UBS Commercial Mortgage Trust,
Series 2017-C6 B 4.154%, 12/15/50 (l)	343,000	364,924
Series 2017-C7 C 4.739%, 12/15/50 (l)	1,009,000	1,063,901
Series 2019-C16 B 4.320%, 4/15/52	821,000	881,101
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1 3.940%, 3/25/49 (l)§	1,381,253	1,409,622
Series 2019-1 M2 4.010%, 3/25/49 (l)§	347,997	355,524
Series 2019-1 M3 4.120%, 3/25/49 (l)§	372,854	380,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5 D 4.919%, 10/15/45 (l)§	$511,000	$527,533
Series 2014-LC16 D 3.938%, 8/15/50§	150,000	123,590
Series 2015-C28 C 4.249%, 5/15/48 (l)	140,000	141,426
Series 2015-C30 XA 1.057%, 9/15/58 IO (l)	7,089,031	328,969
Series 2015-C31 C 4.761%, 11/15/48 (l)	105,000	108,827
Series 2015-C31 XA 1.182%, 11/15/48 IO (l)	1,186,812	62,831
Series 2015-LC22 C 4.695%, 9/15/58 (l)	50,000	52,099
Series 2015-NXS4 D 3.751%, 12/15/48 (l)	514,000	504,284
Series 2015-P2 A4 3.809%, 12/15/48	66,000	70,729
Series 2015-P2 XA 1.137%, 12/15/48 IO (l)	976,769	44,057
Series 2015-SG1 AS 4.047%, 9/15/48	514,000	543,772
Series 2016-C32 C 4.879%, 1/15/59 (l)	51,000	53,535
Series 2016-NXS6 XA 1.780%, 11/15/49 IO (l)	973,713	77,423
Series 2017-C41 C 4.661%, 11/15/50 (l)	500,000	527,443
Series 2017-RC1 XA 1.704%, 1/15/60 IO (l)	1,204,323	101,044
Series 2019-C49 B 4.546%, 3/15/52	779,000	852,427
Series 2019-C49 C 4.866%, 3/15/52 (l)	779,000	841,562
Series 2019-C50 B 4.192%, 5/15/52	412,000	440,284
Series 2019-C50 C 4.345%, 5/15/52	412,000	434,070
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA 1.209%, 8/15/47 IO (l)	2,661,662	114,977

Total Commercial Mortgage-Backed Securities		36,221,933

Corporate Bonds (29.7%)
Communication Services (3.1%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc. 5.250%, 3/1/37	640,000	718,020
CCO Holdings LLC
5.750%, 2/15/26§	200,000	209,250
5.000%, 2/1/28§	140,000	142,625
Frontier Communications Corp. 8.000%, 4/1/27§	105,000	109,069
Level 3 Financing, Inc. 5.375%, 1/15/24	275,000	281,187
SingTel Group Treasury Pte. Ltd. 4.500%, 9/8/21 (m)	588,000	614,093
Sprint Capital Corp. 6.875%, 11/15/28	170,000	174,301
Telesat Canada 8.875%, 11/15/24§	135,000	146,306
Verizon Communications, Inc. 4.272%, 1/15/36	500,000	540,395

		2,935,246

Entertainment (0.1%)
Lions Gate Capital Holdings LLC 6.375%, 2/1/24§	240,000	252,300

Media (1.0%)
Cengage Learning, Inc. 9.500%, 6/15/24§	130,000	124,475
Charter Communications Operating LLC
4.908%, 7/23/25	640,000	694,637
Comcast Corp. 3.700%, 4/15/24	1,000,000	1,061,462
CSC Holdings LLC 5.250%, 6/1/24	160,000	166,200
Globo Comunicacao e Participacoes SA
4.875%, 4/11/22 (m)	200,000	206,000
Gray Television, Inc. 7.000%, 5/15/27§	245,000	265,212
iHeartCommunications, Inc.
6.375%, 5/1/26	45,000	47,756
8.375%, 5/1/27	30,000	31,313
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	285,000	310,354
5.400%, 10/1/48	320,000	351,122
Sirius XM Radio, Inc.
5.375%, 7/15/26§	120,000	124,200
5.500%, 7/1/29§	85,000	86,930
VTR Finance BV
6.875%, 1/15/24§	180,000	186,581
6.875%, 1/15/24 (m)(x)	661,000	685,168

		4,341,410

Wireless Telecommunication Services (1.3%)
America Movil SAB de CV 5.000%, 3/30/20	116,000	118,320
Bharti Airtel International Netherlands BV
5.125%, 3/11/23 (m)	700,000	735,219
Bharti Airtel Ltd. 4.375%, 6/10/25 (m)	400,000	405,875
C&W Senior Financing DAC 7.500%, 10/15/26§	300,000	314,250
6.875%, 9/15/27 (m)	900,000	928,215
Comunicaciones Celulares SA 6.875%, 2/6/24 (m)	200,000	206,562
Digicel Group Two Ltd. 7.125%, 4/1/24 PIK§	251,069	55,221
Empresa Nacional de Telecomunicaciones SA
4.750%, 8/1/26 (m)	600,000	632,700
Gogo Intermediate Holdings LLC 9.875%, 5/1/24§	160,000	164,600
Millicom International Cellular SA
6.625%, 10/15/26§	200,000	217,914
6.625%, 10/15/26 (m)	200,000	217,914
5.125%, 1/15/28 (m)	400,000	404,750
6.250%, 3/25/29§	400,000	429,000
Sprint Corp. 7.125%, 6/15/24	160,000	169,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Telefonica Celular del Paraguay SA 5.875%, 4/15/27§	$450,000	$468,422

		5,468,410

Total Communication Services		12,997,366

Consumer Discretionary (1.8%)
Auto Components (0.1%)
Icahn Enterprises LP 6.375%, 12/15/25	95,000	96,857
6.250%, 5/15/26§	180,000	181,404
Panther BF Aggregator 2 LP 6.250%, 5/15/26§	180,000	186,525

		464,786

Automobiles (0.1%)
Ford Motor Co. 7.450%, 7/16/31	310,000	367,480
General Motors Co. (ICE LIBOR USD 3 Month + 0.80%), 3.365%, 8/7/20 (k)	65,000	65,081

		432,561

Diversified Consumer Services (0.0%)
Allied Universal Holdco LLC 6.625%, 7/15/26§	150,000	152,438

Hotels, Restaurants & Leisure (0.7%)
1011778 BC ULC 5.000%, 10/15/25§	280,000	281,834
Caesars Resort Collection LLC 5.250%, 10/15/25§	140,000	139,650
Cedar Fair LP 5.250%, 7/15/29§	130,000	132,275
Eldorado Resorts, Inc. 6.000%, 4/1/25	135,000	141,497
ESH Hospitality, Inc. (REIT) 5.250%, 5/1/25§	180,000	183,825
Gohl Capital Ltd. 4.250%, 1/24/27 (m)	900,000	927,000
Golden Nugget, Inc. 6.750%, 10/15/24§	210,000	216,300
Hilton Domestic Operating Co., Inc. 4.250%, 9/1/24	340,000	344,641
LTF Merger Sub, Inc. 8.500%, 6/15/23§	115,000	117,444
Royal Caribbean Cruises Ltd. 3.700%, 3/15/28	360,000	361,152
Viking Cruises Ltd. 5.875%, 9/15/27§	250,000	253,125

		3,098,743

Household Durables (0.2%)
Controladora Mabe SA de CV 5.600%, 10/23/28 (m)	600,000	628,313
Tempur Sealy International, Inc. 5.500%, 6/15/26	184,000	190,900

		819,213

Leisure Products (0.1%)
Hasbro, Inc. 3.500%, 9/15/27	345,000	350,282

Multiline Retail (0.4%)
Dollar Tree, Inc. 4.000%, 5/15/25	680,000	706,449
El Puerto de Liverpool SAB de CV 3.875%, 10/6/26 (m)	200,000	197,375
SACI Falabella 3.750%, 4/30/23 (m)(x)	600,000	614,250

		1,518,074

Specialty Retail (0.2%)
Carvana Co. 8.875%, 10/1/23§	65,000	65,442
Home Depot, Inc. (The) 3.900%, 6/15/47	335,000	362,600
PetSmart, Inc. 7.125%, 3/15/23§	100,000	93,605
5.875%, 6/1/25§	30,000	29,025
Staples, Inc. 7.500%, 4/15/26§	185,000	183,448

		734,120

Total Consumer Discretionary		7,570,217

Consumer Staples (2.0%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	340,000	378,189
Cott Holdings, Inc. 5.500%, 4/1/25§	175,000	177,844
Embotelladora Andina SA 5.000%, 10/1/23 (m)(x)	413,000	442,168
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	200,000	199,625

		1,197,826

Food & Staples Retailing (0.0%)
Albertsons Cos. LLC 7.500%, 3/15/26§	165,000	176,138

Food Products (1.5%)
Adecoagro SA 6.000%, 9/21/27 (m)	300,000	286,500
B&G Foods, Inc. 5.250%, 4/1/25	175,000	176,750
Grupo Bimbo SAB de CV 4.875%, 6/30/20 (m)(x)	500,000	507,750
JBS Investments GmbH 6.250%, 2/5/23 (m)	400,000	408,000
7.250%, 4/3/24 (m)	200,000	207,406
JBS Investments II GmbH 7.000%, 1/15/26§	600,000	649,500
JBS USA LUX SA 5.875%, 7/15/24§	30,000	30,862
5.750%, 6/15/25§	20,000	20,850
6.750%, 2/15/28§	150,000	162,563
6.500%, 4/15/29§	125,000	135,781
MARB BondCo plc 7.000%, 3/15/24§	200,000	208,000
7.000%, 3/15/24 (m)	200,000	207,517
6.875%, 1/19/25 (m)	400,000	415,042
Minerva Luxembourg SA 6.500%, 9/20/26 (m)	400,000	415,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
5.875%, 1/19/28 (m)	$800,000	$800,000
NBM US Holdings, Inc. 7.000%, 5/14/26§	200,000	209,900
Pilgrim’s Pride Corp. 5.875%, 9/30/27§	190,000	196,175
Post Holdings, Inc. 5.500%, 3/1/25§	200,000	206,560
5.500%, 12/15/29§	70,000	70,000
Smithfield Foods, Inc. 4.250%, 2/1/27§	720,000	731,556

		6,045,959

Tobacco (0.2%)
Altria Group, Inc. 5.950%, 2/14/49	295,000	335,386
BAT Capital Corp. (ICE LIBOR USD 3 Month + 0.88%), 3.398%, 8/15/22 (k)	450,000	450,200
Reynolds American, Inc. 4.000%, 6/12/22	195,000	202,249

		987,835

Total Consumer Staples		8,407,758

Energy (4.6%)
Energy Equipment & Services (0.2%)
Delek & Avner Tamar Bond Ltd. 5.082%, 12/30/23§	100,000	103,500
5.412%, 12/30/25§	160,000	166,200
Transocean Poseidon Ltd. 6.875%, 2/1/27§	210,000	221,682
Transocean, Inc. 7.250%, 11/1/25§	90,000	85,725
USA Compression Partners LP 6.875%, 9/1/27§	265,000	278,279

		855,386

Oil, Gas & Consumable Fuels (4.4%)
AI Candelaria Spain SLU 7.500%, 12/15/28§	800,000	871,000
Antero Midstream Partners LP 5.750%, 3/1/27§	335,000	335,000
APT Pipelines Ltd. 4.250%, 7/15/27§	500,000	518,870
Bharat Petroleum Corp. Ltd. 4.625%, 10/25/22 (m)	200,000	210,500
BPRL International Singapore Pte. Ltd.
4.375%, 1/18/27 (m)	500,000	519,687
Canacol Energy Ltd. 7.250%, 5/3/25§	300,000	311,531
7.250%, 5/3/25 (m)	850,000	882,672
Cenovus Energy, Inc. 5.400%, 6/15/47	330,000	356,215
Cheniere Energy Partners LP 5.250%, 10/1/25	180,000	185,850
5.625%, 10/1/26§	150,000	158,062
CNOOC Finance 2012 Ltd. 3.875%, 5/2/22 (m)	200,000	206,313
CNPC General Capital Ltd. 3.950%, 4/19/22 (m)	200,000	206,750
Cosan Overseas Ltd. 8.250%, 8/5/19 (m)(y)	300,000	309,938
Energy Transfer Operating LP 4.750%, 1/15/26	310,000	331,550
EQM Midstream Partners LP 4.750%, 7/15/23	330,000	343,146
Fermaca Enterprises S de RL de CV 6.375%, 3/30/38 (m)	266,757	276,760
Geopark Ltd. 6.500%, 9/21/24 (m)	1,000,000	1,020,000
GNL Quintero SA 4.634%, 7/31/29 (m)	700,000	739,813
Gran Tierra Energy International Holdings Ltd.
6.250%, 2/15/25 (m)	800,000	744,000
Gulfport Energy Corp. 6.375%, 5/15/25	155,000	119,544
Hilcorp Energy I LP 6.250%, 11/1/28§	145,000	145,906
Indian Oil Corp. Ltd. 5.625%, 8/2/21 (m)	200,000	210,688
5.750%, 8/1/23 (m)	900,000	984,656
Indigo Natural Resources LLC 6.875%, 2/15/26§	100,000	89,500
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	275,000	349,468
Marathon Petroleum Corp. 5.125%, 12/15/26	330,000	363,353
NGL Energy Partners LP 7.500%, 4/15/26§	90,000	94,275
Oasis Petroleum, Inc. 6.875%, 3/15/22	100,000	99,500
Oleoducto Central SA 4.000%, 5/7/21 (m)	200,000	203,125
ONGC Videsh Vankorneft Pte. Ltd. 3.750%, 7/27/26 (m)	700,000	704,156
Parkland Fuel Corp. 5.875%, 7/15/27§	120,000	121,914
Parsley Energy LLC 5.625%, 10/15/27§	90,000	94,050
Peabody Energy Corp. 6.000%, 3/31/22§	335,000	342,956
Petrobras Global Finance BV 5.750%, 2/1/29	950,000	990,888
6.900%, 3/19/49	400,000	425,475
Petroleos Mexicanos 6.500%, 6/2/41	350,000	310,450
QEP Resources, Inc. 5.625%, 3/1/26	135,000	126,900
Raizen Fuels Finance SA 5.300%, 1/20/27 (m)	200,000	212,000
Reliance Holding USA, Inc. 5.400%, 2/14/22 (m)	400,000	424,125
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	300,000	328,359
Sinopec Group Overseas Development 2016 Ltd. 2.750%, 5/3/21 (m)	300,000	301,125
2.750%, 9/29/26 (m)(x)	700,000	682,719
Sunoco LP 5.500%, 2/15/26	105,000	109,331
6.000%, 4/15/27§	90,000	94,275
TransCanada PipeLines Ltd. 4.250%, 5/15/28	500,000	540,342

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Transportadora de Gas del Peru SA 4.250%, 4/30/28 (m)	$200,000	$208,840
YPF SA 8.500%, 7/28/25 (m)	600,000	598,290
6.950%, 7/21/27 (m)	350,000	316,918
8.500%, 6/27/29§	100,000	98,250

		18,219,035

Total Energy		19,074,421

Financials (6.4%)
Banks (2.8%)
Banco BBVA Peru SA 5.000%, 8/26/22 (m)	100,000	106,000
Banco Bilbao Vizcaya Argentaria Colombia SA
4.875%, 4/21/25 (m)(x)	300,000	315,844
Banco BTG Pactual SA 5.500%, 1/31/23 (m)	400,000	415,250
Banco de Bogota SA 6.250%, 5/12/26 (m)(x)	200,000	220,500
Banco de Credito e Inversiones SA 4.000%, 2/11/23 (m)(x)	200,000	209,250
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23§	200,000	205,875
7.000%, 2/1/23 (m)	200,000	205,875
Banco del Estado de Chile 2.668%, 1/8/21 (m)	500,000	501,250
Banco General SA 4.125%, 8/7/27 (m)	300,000	304,594
Banco Internacional del Peru SAA 5.750%, 10/7/20 (m)	300,000	310,875
Banco Santander Chile 3.875%, 9/20/22 (m)(x)	150,000	155,062
Bancolombia SA 6.125%, 7/26/20	200,000	206,562
5.125%, 9/11/22	300,000	315,000
Bank of America Corp. (ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30 (k)	335,000	358,383
Bank of Montreal (USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	355,000	359,718
Bank of Nova Scotia (The) 3.400%, 2/11/24	680,000	706,881
BDO Unibank, Inc. 2.625%, 10/24/21 (m)	150,000	149,252
2.950%, 3/6/23 (m)	1,250,000	1,253,125
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.10%), 3.625%, 5/17/24 (k)	720,000	728,341
Commonwealth Bank of Australia 3.900%, 7/12/47§	255,000	275,563
DBS Group Holdings Ltd. (ICE LIBOR USD 3 Month + 0.62%), 3.200%, 7/25/22 (k)(m)	660,000	662,122
Gilex Holding Sarl 8.500%, 5/2/23 (x)§	350,000	371,000
Global Bank Corp. 4.500%, 10/20/21 (m)	600,000	616,125
(ICE LIBOR USD 3 Month + 3.30%), 5.250%, 4/16/29 (k)§	300,000	313,406
Grupo Aval Ltd. 4.750%, 9/26/22 (m)	300,000	310,200
Industrial Senior Trust 5.500%, 11/1/22 (m)	100,000	101,937
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.260%, 3/2/23 (k)	700,000	699,701
Santander Holdings USA, Inc. 3.400%, 1/18/23	670,000	679,914
Union Bank of the Philippines 3.369%, 11/29/22 (m)	500,000	504,475

		11,562,080

Capital Markets (0.7%)
Goldman Sachs Group, Inc. (The) 3.625%, 2/20/24	680,000	707,785
Israel Electric Corp. Ltd. Series 6 5.000%, 11/12/24 (m)	500,000	540,944
Morgan Stanley (ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	660,000	687,644
SURA Asset Management SA 4.875%, 4/17/24 (m)	200,000	213,000
Temasek Financial I Ltd. 2.375%, 1/23/23 (m)	800,000	806,000

		2,955,373

Consumer Finance (1.6%)
American Express Co. 3.400%, 2/22/24	680,000	708,901
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.72%), 3.303%, 1/30/23 (k)	1,055,000	1,051,172
Credito Real SAB de CV SOFOM ER
9.500%, 2/7/26§	750,000	826,875
Discover Financial Services 4.100%, 2/9/27	670,000	701,093
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 0.99%), 3.588%, 1/5/23 (k)	1,000,000	986,407
John Deere Capital Corp. 3.450%, 1/10/24	440,000	459,922
2.600%, 3/7/24	435,000	439,727
Springleaf Finance Corp. 6.625%, 1/15/28	130,000	136,500
Synchrony Financial 3.950%, 12/1/27	360,000	358,612
Unifin Financiera SAB de CV SOFOM ENR
7.375%, 2/12/26 (m)	900,000	873,281

		6,542,490

Diversified Financial Services (0.8%)
CK Hutchison International 17 II Ltd.
2.750%, 3/29/23 (m)	400,000	401,750
CK Hutchison International 17 Ltd. 2.875%, 4/5/22§	200,000	201,750
Fondo MIVIVIENDA SA 3.500%, 1/31/23§	150,000	152,274
3.500%, 1/31/23 (m)	150,000	152,273
Interoceanica IV Finance Ltd. (Zero Coupon), 11/30/25 (m)	325,492	290,459

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Petronas Capital Ltd. 3.500%, 3/18/25 (m)	$300,000	$313,875
Refinitiv US Holdings, Inc. 6.250%, 5/15/26§	210,000	215,460
SPARC EM SPC Panama Metro Line 2 SP
(Zero Coupon), 12/5/22§	854,163	808,252
(Zero Coupon), 12/5/22 (m)	427,082	404,126
Verscend Escrow Corp. 9.750%, 8/15/26§	220,000	228,250

		3,168,469

Insurance (0.5%)
Alliant Holdings Intermediate LLC 8.250%, 8/1/23§	170,000	173,825
Athene Global Funding 3.000%, 7/1/22§	725,000	732,119
Liberty Mutual Group, Inc. 6.500%, 5/1/42§	295,000	389,152
NFP Corp. 6.875%, 7/15/25§	210,000	207,837
Prudential Financial, Inc. 3.905%, 12/7/47	240,000	248,453
Willis North America, Inc. 4.500%, 9/15/28	330,000	354,882

		2,106,268

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/23§	125,000	127,031

Total Financials		26,461,711

Health Care (0.9%)
Biotechnology (0.1%)
AbbVie, Inc. 4.700%, 5/14/45	351,000	357,583

Health Care Providers & Services (0.6%)
Centene Corp. 4.750%, 1/15/25	160,000	165,154
5.375%, 6/1/26§	95,000	99,750
Cigna Corp. (ICE LIBOR USD 3 Month + 0.89%), 3.487%, 7/15/23(k)§	530,000	529,426
4.900%, 12/15/48§	510,000	555,718
Eagle Holding Co. II LLC 7.750%, 5/15/22 PIK§	105,000	106,050
HCA, Inc. 5.375%, 9/1/26	310,000	334,025
4.125%, 6/15/29	350,000	359,793
MPH Acquisition Holdings LLC 7.125%, 6/1/24§	170,000	159,409
WellCare Health Plans, Inc. 5.375%, 8/15/26§	200,000	211,500

		2,520,825

Life Sciences Tools & Services (0.1%)
Avantor, Inc. 9.000%, 10/1/25§	175,000	194,688

Pharmaceuticals (0.1%)
Bausch Health Cos., Inc. 7.000%, 3/15/24§	100,000	106,260
5.750%, 8/15/27§	50,000	52,549
7.000%, 1/15/28§	120,000	123,908
7.250%, 5/30/29§	120,000	124,500

		407,217

Total Health Care		3,480,313

Industrials (2.9%)
Aerospace & Defense (0.3%)
Bombardier, Inc. 6.000%, 10/15/22§	120,000	120,215
Lockheed Martin Corp. 4.700%, 5/15/46	595,000	719,891
TransDigm, Inc. 6.250%, 3/15/26§	75,000	78,375
6.375%, 6/15/26	90,000	90,675

		1,009,156

Airlines (0.5%)
Delta Air Lines, Inc. 3.625%, 3/15/22	660,000	668,699
Guanay Finance Ltd. 6.000%, 12/15/20 (m)	83,182	84,222
Latam Finance Ltd. 6.875%, 4/11/24 (m)	400,000	415,375
7.000%, 3/1/26§	800,000	836,200

		2,004,496

Building Products (0.3%)
Builders FirstSource, Inc. 5.625%, 9/1/24§	175,000	179,812
CIMPOR Financial Operations BV 5.750%, 7/17/24 (m)	400,000	350,000
Masonite International Corp. 5.625%, 3/15/23§	175,000	180,250
Owens Corning 4.400%, 1/30/48	410,000	346,676
Votorantim Cimentos International SA
7.250%, 4/5/41 (m)	200,000	238,000

		1,294,738

Commercial Services & Supplies (0.3%)
Aramark Services, Inc. 5.000%, 4/1/25§	225,000	228,937
Clean Harbors, Inc. 4.875%, 7/15/27§	110,000	111,799
Garda World Security Corp. 8.750%, 5/15/25§	140,000	138,250
GFL Environmental, Inc. 8.500%, 5/1/27§	90,000	96,525
Tervita Escrow Corp. 7.625%, 12/1/21§	255,000	258,555
Waste Management, Inc. 4.000%, 7/15/39	345,000	370,777

		1,204,843

Construction & Engineering (0.1%)
AECOM 5. 125%, 3/15/27	270,000	280,800
Aeropuerto Internacional de Tocumen
SA 5.625%, 5/18/36 (m)	200,000	226,750

		507,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Industrial Conglomerates (0.1%)
General Electric Co. 5.875%, 1/14/38	$310,000	$351,720

Machinery (0.1%)
Colfax Corp. 6.000%, 2/15/24§	105,000	111,037
6.375%, 2/15/26§	160,000	171,400

		282,437

Professional Services (0.0%)
Dun & Bradstreet Corp. (The) 6.875%, 8/15/26§	125,000	131,563

Road & Rail (0.6%)
Avolon Holdings Funding Ltd. 5.125%, 10/1/23§	128,000	135,334
5.250%, 5/15/24§	205,000	218,940
3.950%, 7/1/24§	345,000	353,621
CSX Corp. 3.800%, 11/1/46	380,000	385,278
Fideicomiso PA Pacifico Tres 8.250%, 1/15/35 (m)	200,000	217,437
JSL Europe SA 7.750%, 7/26/24 (m)	800,000	815,750
Penske Truck Leasing Co. LP 4.200%, 4/1/27§	345,000	360,512

		2,486,872

Trading Companies & Distributors (0.3%)
Air Lease Corp. 3.250%, 3/1/25	710,000	711,659
Beacon Roofing Supply, Inc. 4.875%, 11/1/25 (x)§	270,000	267,300
United Rentals North America, Inc. 6.500%, 12/15/26	140,000	151,200
5.250%, 1/15/30	160,000	164,200

		1,294,359

Transportation Infrastructure (0.3%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22(m)	400,000	408,250
4.000%, 7/30/27§	250,000	249,765
Korea Expressway Corp. (ICE LIBOR USD 3 Month + 0.70%), 3.292%, 4/20/20 (k)§	250,000	250,428
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	228,858
3.625%, 4/28/26§	225,000	229,574

		1,366,875

Total Industrials		11,934,609

Information Technology (0.5%)
Communications Equipment (0.2%)
Axiata SPV2 Bhd. Series 2 3.466%, 11/19/20 (m)	400,000	404,514
CommScope, Inc. 5.500%, 3/1/24§	165,000	169,331
6.000%, 3/1/26§	10,000	10,250

		584,095

Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc. 3.875%, 1/12/28	145,000	143,920

IT Services (0.1%)
GTT Communications, Inc. 7.875%, 12/31/24 (x)§	195,000	158,925
Tempo Acquisition LLC 6.750%, 6/1/25§	185,000	190,550

		349,475

Semiconductors & Semiconductor Equipment (0.1%)
NXP BV 3.875%, 6/18/26§	345,000	354,573

Software (0.1%)
CDK Global, Inc. 5.250%, 5/15/29§	55,000	56,787
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	155,000	167,981
Informatica LLC 7.125%, 7/15/23§	210,000	213,711

		438,479

Total Information Technology		1,870,542

Materials (2.5%)
Chemicals (1.0%)
Ashland LLC 4.750%, 8/15/22 (e)	370,000	386,187
Braskem Finance Ltd. 6.450%, 2/3/24	200,000	220,750
Grupo Idesa SA de CV 7.875%, 12/18/20 (m)	200,000	149,500
Mexichem SAB de CV 5.875%, 9/17/44 (m)	200,000	208,656
Mosaic Co. (The) 4.050%, 11/15/27	685,000	704,481
Nutrien Ltd. 4.200%, 4/1/29	345,000	371,936
Sociedad Quimica y Minera de Chile SA
4.375%, 1/28/25 (m)	200,000	209,813
Syngenta Finance NV 5.676%, 4/24/48 (m)	1,000,000	988,423
UPL Corp. Ltd. 3.250%, 10/13/21 (m)	600,000	601,057
4.500%, 3/8/28 (m)	200,000	202,800

		4,043,603

Construction Materials (0.1%)
Inversiones CMPC SA 4.500%, 4/25/22 (m)(x)	500,000	517,344
Tecnoglass, Inc. 8.200%, 1/31/22 (m)	200,000	211,500

		728,844

Containers & Packaging (0.2%)
Crown Americas LLC 4.750%, 2/1/26	340,000	349,350
Flex Acquisition Co., Inc. 6.875%, 1/15/25§	100,000	90,375
WRKCo, Inc. 3.750%, 3/15/25	335,000	347,908

		787,633

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Metals & Mining (1.2%)
CSN Islands XII Corp. 7.000%, 9/23/19 (m)(y)	$200,000	$179,844
CSN Resources SA 7.625%, 2/13/23(m)	400,000	422,000
7.625%, 4/17/26§	600,000	636,126
Freeport-McMoRan, Inc. 5.400%, 11/14/34	550,000	525,250
5.450%, 3/15/43	850,000	776,688
Fresnillo plc 5.500%, 11/13/23 (m)	700,000	758,931
Nexa Resources SA 5.375%, 5/4/27 (m)(x)	200,000	209,825
SunCoke Energy Partners LP 7.500%, 6/15/25§	120,000	117,000
Vedanta Resources Finance II plc 9.250%, 4/23/26§	200,000	202,176
Vedanta Resources Ltd. 6.125%, 8/9/24 (m)	1,200,000	1,104,000

		4,931,840

Total Materials		10,491,920

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	665,000	703,594
4.850%, 4/15/49	195,000	221,585
American Tower Corp. (REIT) 3.375%, 10/15/26	700,000	711,019
3.950%, 3/15/29	345,000	360,163
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	300,000	310,280
3.650%, 9/1/27	554,000	566,431
3.800%, 2/15/28	85,000	87,564
Digital Realty Trust LP (REIT) 3.700%, 8/15/27	750,000	773,830
MGM Growth Properties Operating Partnership LP (REIT)
5.750%, 2/1/27§	170,000	182,537
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	200,000	209,500
Public Storage (REIT) 3.385%, 5/1/29	370,000	385,537
Welltower, Inc. (REIT) 3.950%, 9/1/23	675,000	709,378

		5,221,418

Real Estate Management & Development (0.2%)
Celulosa Arauco y Constitucion SA 4.750%, 1/11/22	500,000	518,750
5.500%, 4/30/49§	200,000	210,750

		729,500

Total Real Estate		5,950,918

Utilities (3.6%)
Electric Utilities (2.6%)
AES Andres BV 7.950%, 5/11/26 (m)	700,000	758,625
Celeo Redes Operacion Chile SA 5.200%, 6/22/47§	244,934	254,425
Duke Energy Corp. 3.150%, 8/15/27	300,000	303,894
Duquesne Light Holdings, Inc. 3.616%, 8/1/27§	345,000	347,747
Empresa de Transmision Electrica SA
5.125%, 5/2/49§	400,000	435,960
Empresa Electrica Guacolda SA 4.560%, 4/30/25 (m)	500,000	469,531
Energuate Trust 5.875%, 5/3/27 (m)	200,000	204,500
Engie Energia Chile SA 5.625%, 1/15/21 (m)	300,000	312,750
Inkia Energy Ltd. 5.875%, 11/9/27 (m)	400,000	409,500
ITC Holdings Corp. 3.250%, 6/30/26	600,000	615,153
LLPL Capital Pte. Ltd. 6.875%, 2/4/39§	600,000	683,250
Metropolitan Edison Co. 4.000%, 4/15/25§	500,000	525,301
Mexico Generadora de Energia S de rl 5.500%, 12/6/32 (m)	504,306	542,602
Minejesa Capital BV 4.625%, 8/10/30 (m)	800,000	809,000
5.625%, 8/10/37 (m)	400,000	420,250
Orazul Energy Egenor S en C por A 5.625%, 4/28/27 (m)	400,000	407,400
Pampa Energia SA 7.500%, 1/24/27 (m)	900,000	835,200
Star Energy Geothermal Wayang Windu Ltd.
6.750%, 4/24/33 (m)	766,400	772,867
Stoneway Capital Corp. 10.000%, 3/1/27 (m)	694,129	653,349
Transelec SA 3.875%, 1/12/29 (m)	500,000	501,250
Virginia Electric & Power Co. Series A 3.500%, 3/15/27	300,000	315,478
Vistra Operations Co. LLC 5.500%, 9/1/26§	135,000	142,364
5.625%, 2/15/27§	190,000	201,163

		10,921,559

Gas Utilities (0.1%)
Brooklyn Union Gas Co. (The) 4.487%, 3/4/49§	315,000	356,433

Independent Power and Renewable Electricity Producers (0.7%)
Calpine Corp. 5.250%, 6/1/26§	185,000	188,006
Colbun SA 3.950%, 10/11/27 (m)	200,000	203,000
Cometa Energia SA de CV 6.375%, 4/24/35 (m)	1,365,000	1,399,125
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	522,500
Empresa Electrica Angamos SA 4.875%, 5/25/29 (m)(x)	173,900	180,747
NRG Energy, Inc. 5.250%, 6/15/29§	145,000	154,788

		2,648,166

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Multi-Utilities (0.2%)
Ameren Corp. 3.650%, 2/15/26	$550,000	$565,582
DTE Energy Co. 2.850%, 10/1/26	300,000	296,548

		862,130

Total Utilities		14,788,288

Total Corporate Bonds		123,028,063

Foreign Government Securities (1.9%)
Dominican Republic 6.400%, 6/5/49§	250,000	260,937
Export-Import Bank of India 4.000%, 1/14/23 (m)	300,000	309,844
Malaysia Sovereign Sukuk Bhd. 3.043%, 4/22/25 (m)	800,000	824,000
Perusahaan Penerbit SBSN Indonesia III
3.750%, 3/1/23 (m)	600,000	617,625
4.150%, 3/29/27§	400,000	418,750
4.150%, 3/29/27 (m)	200,000	209,375
Provincia de Buenos Aires 7.875%, 6/15/27 (m)	800,000	590,250
Republic of Argentina 6.875%, 1/26/27	900,000	716,625
5.875%, 1/11/28	300,000	226,969
Republic of Chile 2.250%, 10/30/22	300,000	301,312
3.125%, 3/27/25	200,000	207,800
3.125%, 1/21/26	400,000	416,500
Republic of Colombia 5.200%, 5/15/49	200,000	227,375
Republic of Costa Rica 9.995%, 8/1/20 (m)	200,000	211,938
Republic of Indonesia 4.875%, 5/5/21 (m)	500,000	519,531
Republic of Panama 4.000%, 9/22/24	300,000	319,969
Republic of Philippines 4.200%, 1/21/24	1,000,000	1,077,812
State of Israel 2.875%, 3/16/26	400,000	413,000
United Mexican States 3.750%, 1/11/28	200,000	203,500

Total Foreign Government Securities		8,073,112

Mortgage-Backed Securities (6.0%)
FHLMC 2.500%, 1/1/43	606,441	605,677
3.000%, 7/1/45	681,578	692,325
3.000%, 8/1/45	1,042,811	1,059,253
3.000%, 4/1/47	2,575,215	2,611,796
4.000%, 4/1/47	2,294,331	2,392,302
4.000%, 10/1/48	1,876,597	1,951,598
FNMA 3.000%, 4/1/45	907,826	910,512
3.000%, 10/1/46	1,622,665	1,625,945
UMBS 3.000%, 3/1/43	3,401,630	3,456,341
3.000%, 9/1/46	2,052,252	2,082,696
3.000%, 12/1/46	3,850,725	3,907,846
3.500%, 12/1/46	3,273,217	3,387,849

Total Mortgage-Backed Securities		24,684,140

Municipal Bonds (0.1%)
Missouri Highways and Transportation Commission Third Lien State Road Bonds Consisting of Tax Exempt Third Lien State Road Bonds
Series 2009C 5.063%, 5/1/24	110,000	123,574
State of California, Various Purposes, General Obligation Bonds,
Series 2009 7.550%, 4/1/39	150,000	237,468

Total Municipal Bonds		361,042

U.S. Treasury Obligations (20.9%)
U.S. Treasury Bonds 2.750%, 11/15/42	445,000	466,402
3.125%, 2/15/43	2,830,000	3,155,981
3.625%, 8/15/43	2,390,000	2,884,469
3.750%, 11/15/43	2,230,000	2,745,478
2.750%, 8/15/47	3,000,000	3,130,734
2.750%, 11/15/47	870,000	908,062
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/46 TIPS	4,249,329	4,452,069
U.S. Treasury Inflation Linked Notes
0.875%, 1/15/29 TIPS	2,165,808	2,279,598
U.S. Treasury Notes 1.375%, 2/15/20	2,870,000	2,857,668
2.625%, 2/28/23	3,610,000	3,724,053
2.500%, 3/31/23	4,310,000	4,430,141
2.750%, 4/30/23	4,220,000	4,378,283
1.625%, 5/31/23	3,480,000	3,466,298
1.875%, 8/31/24	4,440,000	4,461,576
2.125%, 9/30/24	4,450,000	4,525,163
2.250%, 10/31/24	5,260,000	5,382,131
3.000%, 9/30/25	5,080,000	5,426,869
2.625%, 1/31/26	810,000	848,418
2.250%, 2/15/27	7,500,000	7,685,742
2.375%, 5/15/27	4,370,000	4,517,692
2.250%, 8/15/27	5,670,000	5,806,789
2.250%, 11/15/27	4,450,000	4,555,583
2.750%, 2/15/28	4,260,000	4,529,444

Total U.S. Treasury Obligations		86,618,643

Total Long-Term Debt Securities (92.1%) (Cost $371,905,745)		381,268,167

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Fixed Income (2.8%)
DoubleLine Floating Rate Fund, Class I‡
Total Investment Company(2.8%) (Cost $11,710,999)	1,181,521	11,389,864

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	$1

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $300,065, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $306,000. (xx)	$300,000	300,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $41,301, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $42,118. (xx)	41,292	41,292
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $1,000,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,155,146, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,178,249. (xx)	1,154,906	1,154,906
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $300,063, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $307,211. (xx)	300,000	300,000

Total Repurchase Agreements		2,796,198

U.S. Treasury Obligations (4.1%)
U.S. Treasury Bills 2.37%, 7/11/19	3,420,000	3,418,162
2.06%, 7/30/19 (p)	425,000	424,273
2.08%, 9/5/19 (p)	6,530,000	6,504,831
2.06%, 11/7/19 (p)	6,915,000	6,864,021

Total U.S. Treasury Obligations		17,211,287

Total Short-Term Investments (4.8%) (Cost $19,994,916)		20,007,486

Total Investments in Securities (99.7%) (Cost $403,611,660)		412,665,517
Other Assets Less Liabilities (0.3%)		1,168,566

Net Assets (100%)		$413,834,083

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $78,199,838 or 18.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2019, the market value of these securities amounted to $559,105 or 0.1% of net assets.
(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $54,266,601 or 13.1% of net assets.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $2,708,442. This was collateralized by cash of $2,796,198 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2019.

Glossary:

CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PIK	—Payment-in Kind Security
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Argentina	1.0%
Australia	0.3
Belgium	0.1
Brazil	1.9
Canada	1.1
Cayman Islands	5.3
Chile	2.4
China	0.5
Colombia	1.5
Costa Rica	0.0	#
Dominican Republic	0.3
Guatemala	0.1
Hong Kong	0.1
India	1.8
Indonesia	1.1
Ireland	0.5
Israel	0.3
Jamaica	0.0	#
Japan	0.2
Malaysia	0.6
Mexico	1.7
Netherlands	0.1
Panama	0.6
Paraguay	0.1
Peru	0.5
Philippines	0.7
Singapore	0.5
South Korea	0.1
Spain	0.2
Switzerland	0.2
United Arab Emirates	0.1
United Kingdom	0.2
United States	75.6
Cash and Other	0.3

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund, Class I	1,181,521	12,939,005	1,900,000	(3,700,000)	(72,623)	323,482	11,389,864	342,996	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$38,612,362	$—	$38,612,362
Collateralized Mortgage Obligations	—	63,668,872	—	63,668,872
Commercial Mortgage-Backed Securities	—	36,221,933	—	36,221,933
Corporate Bonds
Communication Services	—	12,997,366	—	12,997,366
Consumer Discretionary	—	7,570,217	—	7,570,217
Consumer Staples	—	8,407,758	—	8,407,758
Energy	—	19,074,421	—	19,074,421
Financials	—	26,461,711	—	26,461,711
Health Care	—	3,480,313	—	3,480,313
Industrials	—	11,934,609	—	11,934,609
Information Technology	—	1,870,542	—	1,870,542
Materials	—	10,491,920	—	10,491,920
Real Estate	—	5,950,918	—	5,950,918
Utilities	—	14,788,288	—	14,788,288
Foreign Government Securities	—	8,073,112	—	8,073,112
Investment Company	11,389,864	—	—	11,389,864
Mortgage-Backed Securities	—	24,684,140	—	24,684,140
Municipal Bonds	—	361,042	—	361,042
Short-Term Investments
Investment Company	—	—	—	—
Repurchase Agreements	—	2,796,198	—	2,796,198
U.S. Treasury Obligations	—	17,211,287	—	17,211,287
U.S. Treasury Obligations	—	86,618,644	—	86,618,644

Total Assets	$11,389,864	$401,275,653	$—	$412,665,517

Total Liabilities	$—	$—	$—	$—

Total	$11,389,864	$401,275,653	$—	$412,665,517

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$113,074,254
Long-term U.S. government debt securities	58,016,104

$171,090,358

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$40,642,295
Long-term U.S. government debt securities	81,389,382

$122,031,677

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,090,820
Aggregate gross unrealized depreciation	(3,072,262)

Net unrealized appreciation	$9,018,558

Federal income tax cost of investments in securities and derivative instruments, if applicable	$403,646,959

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $11,710,999)	$11,389,864
Unaffiliated Issuers (Cost $389,104,463)	398,479,455
Repurchase Agreements (Cost $2,796,198)	2,796,198
Cash	2,605,435
Dividends, interest and other receivables	3,065,075
Receivable for securities sold	517,857
Due from Custodian	106,209
Receivable for Portfolio shares sold	51,139
Securities lending income receivable	1,201
Receivable from sub-adviser	48
Other assets	4,304

Total assets	419,016,785

LIABILITIES
Payable for return of collateral on securities loaned	2,796,198
Payable for securities purchased	1,926,905
Investment management fees payable	196,720
Payable for Portfolio shares redeemed	118,572
Administrative fees payable	32,183
Distribution fees payable – Class IB	8,347
Trustees’ fees payable	1,653
Accrued expenses	102,124

Total liabilities	5,182,702

NET ASSETS	$413,834,083

Net assets were comprised of:
Paid in capital	$402,358,057
Total distributable earnings (loss)	11,476,026

Net assets	$413,834,083

Class IB
Net asset value, offering and redemption price per share, $41,461,331 / 4,042,819 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.26

Class K
Net asset value, offering and redemption price per share, $372,372,752 / 36,262,129 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.27

(x)	Includes value of securities on loan of $2,708,442.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest (net of $1,202 foreign withholding tax)	$7,650,670
Dividends ($342,996 of dividend income received from affiliates)	411,167
Securities lending (net)	9,235

Total income	8,071,072

EXPENSES
Investment management fees	1,135,555
Administrative fees	181,170
Distribution fees – Class IB	46,604
Professional fees	38,440
Printing and mailing expenses	21,327
Custodian fees	13,389
Trustees’ fees	5,574
Miscellaneous	13,995

Gross expenses	1,456,054
Less: Waiver from investment manager	(37,177)

Net expenses	1,418,877

NET INVESTMENT INCOME (LOSS)	6,652,195

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(72,623) of realized gain (loss) from affiliates)	190,442
Net change in unrealized appreciation (depreciation) on investments in securities ($323,482 of change in unrealized appreciation (depreciation) from affiliates)	17,187,357

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,377,799

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,029,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,652,195	$9,851,742
Net realized gain (loss)	190,442	(3,494,323)
Net change in unrealized appreciation (depreciation)	17,187,357	(8,447,560)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,029,994	(2,090,141)

Distributions to shareholders:
Class IB	—	(1,007,603)
Class K	—	(9,524,445)

Total distributions to shareholders	—	(10,532,048)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 777,178 and 1,077,975 shares, respectively ]	7,716,538	10,659,882
Capital shares issued in reinvestment of dividends and distributions [ 0 and 104,921 shares, respectively ]	—	1,007,603
Capital shares repurchased [ (311,515) and (432,653) shares, respectively ]	(3,080,982)	(4,274,076)

Total Class IB transactions	4,635,556	7,393,409

Class K
Capital shares sold [ 6,928,468 and 6,443,174 shares, respectively ]	68,125,890	63,931,559
Capital shares issued in reinvestment of dividends and distributions [ 0 and 991,819 shares, respectively ]	—	9,524,445
Capital shares repurchased [ (1,550,098) and (3,578,014) shares, respectively ]	(15,336,196)	(35,423,797)

Total Class K transactions	52,789,694	38,032,207

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	57,425,250	45,425,616

TOTAL INCREASE (DECREASE) IN NET ASSETS	81,455,244	32,803,427
NET ASSETS:
Beginning of period	332,378,839	299,575,412

End of period	$413,834,083	$332,378,839

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,				May 1, 2015* to December 31, 2015
Class IB			2018		2017	2016
Net asset value, beginning of period	$9.64		$10.03		$9.81	$9.61	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.27		0.23	0.25	0.17
Net realized and unrealized gain (loss)	0.46		(0.37)		0.16	0.21	(0.39)

Total from investment operations	0.62		(0.10)		0.39	0.46	(0.22)

Less distributions:
Dividends from net investment income	—		(0.29)		(0.16)	(0.26)	(0.17)
Distributions from net realized gains	—		—		(0.01)	—	—

Total dividends and distributions	—		(0.29)		(0.17)	(0.26)	(0.17)

Net asset value, end of period	$10.26		$9.64		$10.03	$9.81	$9.61

Total return (b)	6.33%		(0.96)%		3.93%	4.83%	(2.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,461		$34,500		$28,366	$10,304	$2,364
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97	%(j)	0.98	%(k)	1.04%	1.06%	1.08%
Before waivers (a)(f)	0.99%		1.00%		1.07%	1.11%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.29%		2.74%		2.23%	2.52%	2.54	%(l)
Before waivers (a)(f)	3.27%		2.73%		2.20%	2.47%	2.36	%(l)
Portfolio turnover rate (z)^	34%		62%		120%	76%	79%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,				May 1, 2015* to December 31, 2015
Class K			2018		2017	2016
Net asset value, beginning of period	$9.65		$10.03		$9.81	$9.61	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.30		0.25	0.28	0.18
Net realized and unrealized gain (loss)	0.45		(0.36)		0.16	0.21	(0.38)

Total from investment operations	0.62		(0.06)		0.41	0.49	(0.20)

Less distributions:
Dividends from net investment income	—		(0.32)		(0.18)	(0.29)	(0.19)
Distributions from net realized gains	—		—		(0.01)	—	—

Total dividends and distributions	—		(0.32)		(0.19)	(0.29)	(0.19)

Net asset value, end of period	$10.27		$9.65		$10.03	$9.81	$9.61

Total return (b)	6.42%		(0.61)%		4.19%	5.10%	(2.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$372,373		$297,879		$271,210	$60,950	$57,967
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72	%(j)	0.73	%(k)	0.79%	0.82%	0.84%
Before waivers (a)(f)	0.74%		0.75%		0.82%	0.88%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.54%		2.98%		2.49%	2.84%	2.67	%(l)
Before waivers (a)(f)	3.52%		2.96%		2.45%	2.78%	2.47	%(l)
Portfolio turnover rate (z)^	34%		62%		120%	76%	79%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.99% for Class IB and 0.74% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB and 0.76% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT EQUITY INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	20.3%
Industrials	13.5
Energy	11.9
Utilities	11.0
Health Care	8.9
Communication Services	7.7
Consumer Discretionary	7.5
Information Technology	6.9
Materials	6.3
Real Estate	3.2
Consumer Staples	1.9
Repurchase Agreements	1.3
Cash and Other	(0.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,140.16	$5.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class IB
Actual	1,000.00	1,139.04	5.04
Hypothetical (5% average annual return before expenses	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	1,140.16	3.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.7%)
Diversified Telecommunication Services (5.2%)
AT&T, Inc.	498,706	$16,711,638
Verizon Communications, Inc.	178,750	10,211,988

		26,923,626

Media (2.5%)
Comcast Corp., Class A	309,548	13,087,689

Total Communication Services		40,011,315

Consumer Discretionary (7.5%)
Household Durables (1.3%)
Whirlpool Corp.	48,834	6,952,008

Multiline Retail (3.8%)
Target Corp.	226,737	19,637,692

Specialty Retail (2.4%)
Lowe’s Cos., Inc.	126,505	12,765,619

Total Consumer Discretionary		39,355,319

Consumer Staples (1.9%)
Tobacco (1.9%)
Philip Morris International, Inc.	126,626	9,943,940

Total Consumer Staples		9,943,940

Energy (11.9%)
Energy Equipment & Services (2.2%)
Schlumberger Ltd.	293,892	11,679,268

Oil, Gas & Consumable Fuels (9.7%)
BP plc (ADR)	366,331	15,276,003
EOG Resources, Inc.	130,147	12,124,494
Phillips 66	158,882	14,861,822
Valero Energy Corp.	96,947	8,299,633

		50,561,952

Total Energy		62,241,220

Financials (20.3%)
Banks (10.9%)
Bank of America Corp.	467,833	13,567,157
JPMorgan Chase & Co.	92,493	10,340,718
US Bancorp	324,490	17,003,276
Wells Fargo & Co.	338,016	15,994,917

		56,906,068

Capital Markets (4.2%)
Northern Trust Corp.	141,920	12,772,800
State Street Corp.	165,057	9,253,096

		22,025,896

Consumer Finance (2.0%)
American Express Co.	83,203	10,270,578

Insurance (3.2%)
Chubb Ltd.	113,356	16,696,205

Total Financials		105,898,747

Health Care (8.9%)
Health Care Equipment & Supplies (2.4%)
Medtronic plc	130,754	12,734,132

Health Care Providers & Services (4.4%)
CVS Health Corp.	230,054	12,535,642
UnitedHealth Group, Inc.	42,956	10,481,694

		23,017,336

Pharmaceuticals (2.1%)
Johnson & Johnson	78,009	10,865,094

Total Health Care		46,616,562

Industrials (13.5%)
Aerospace & Defense (3.6%)
General Dynamics Corp.	45,813	8,329,720
United Technologies Corp.	79,726	10,380,325

		18,710,045

Airlines (0.9%)
Southwest Airlines Co.	97,193	4,935,460

Building Products (2.1%)
Johnson Controls International plc	262,967	10,863,167

Industrial Conglomerates (3.4%)
General Electric Co.	1,685,546	17,698,233

Machinery (3.5%)
Stanley Black & Decker, Inc.	73,170	10,581,114
Wabtec Corp. (x)	107,911	7,743,693

		18,324,807

Total Industrials		70,531,712

Information Technology (6.9%)
IT Services (2.2%)
International Business Machines Corp.	85,244	11,755,147

Semiconductors & Semiconductor Equipment (2.4%)
QUALCOMM, Inc.	163,072	12,404,887

Software (2.3%)
Oracle Corp.	208,943	11,903,483

Total Information Technology		36,063,517

Materials (6.3%)
Chemicals (6.3%)
Corteva, Inc.*	137,651	4,070,340
DuPont de Nemours, Inc.	137,651	10,333,460
Linde plc	90,877	18,248,102

Total Materials		32,651,902

Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
HCP, Inc. (REIT)	516,030	16,502,639

Total Real Estate		16,502,639

Utilities (11.0%)
Electric Utilities (7.4%)
Entergy Corp.	200,495	20,636,951
Exelon Corp.	368,918	17,685,929

		38,322,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (3.6%)
Dominion Energy, Inc.	244,889	$18,934,818

Total Utilities		57,257,698

Total Common Stocks (99.1%) (Cost $527,536,218)		517,074,571

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.3%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $1,300,282, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $1,326,000. (xx)	$1,300,000	1,300,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $100,023, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $102,001. (xx)	100,000	100,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $5,247,983, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $5,352,943. (xx)	5,246,890	5,246,890
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $200,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $204,807. (xx)	200,000	200,000

Total Repurchase Agreements		6,846,890

Total Short-Term Investments (1.3%) (Cost $6,846,890)		6,846,890

Total Investments in Securities (100.4%) (Cost $534,383,108)		523,921,461
Other Assets Less Liabilities (-0.4%)		(1,878,562)

Net Assets (100%)		$522,042,899

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $6,969,259. This was collateralized by cash of $6,846,890 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$40,011,315	$—	$—	$40,011,315
Consumer Discretionary	39,355,319	—	—	39,355,319
Consumer Staples	9,943,940	—	—	9,943,940
Energy	62,241,220	—	—	62,241,220
Financials	105,898,747	—	—	105,898,747
Health Care	46,616,562	—	—	46,616,562
Industrials	70,531,712	—	—	70,531,712
Information Technology	36,063,517	—	—	36,063,517
Materials	32,651,902	—	—	32,651,902
Real Estate	16,502,639	—	—	16,502,639
Utilities	57,257,698	—	—	57,257,698
Short-Term Investments
Repurchase Agreements	—	6,846,890	—	6,846,890

Total Assets	$517,074,571	$6,846,890	$—	$523,921,461

Total Liabilities	$—	$—	$—	$—

Total	$517,074,571	$6,846,890	$—	$523,921,461

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$153,458,855
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$218,747,191

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,406,361
Aggregate gross unrealized depreciation	(53,472,996)

Net unrealized depreciation	$(11,066,635)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$534,988,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $527,536,218)	$517,074,571
Repurchase Agreements (Cost $6,846,890)	6,846,890
Cash	2,598,072
Receivable for securities sold	2,889,920
Dividends, interest and other receivables	761,482
Receivable for Portfolio shares sold	21,005
Securities lending income receivable	864
Other assets	5,587

Total assets	530,198,391

LIABILITIES
Payable for return of collateral on securities loaned	6,846,890
Payable for securities purchased	559,193
Payable for Portfolio shares redeemed	361,867
Investment management fees payable	238,101
Administrative fees payable	40,025
Distribution fees payable – Class IB	32,012
Distribution fees payable – Class IA	6,898
Accrued expenses	70,506

Total liabilities	8,155,492

NET ASSETS	$522,042,899

Net assets were comprised of:
Paid in capital	$523,904,865
Total distributable earnings (loss)	(1,861,966)

Net assets	$522,042,899

Class IA
Net asset value, offering and redemption price per share, $34,183,650 / 8,083,028 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.23

Class IB
Net asset value, offering and redemption price per share, $159,282,073 / 37,377,853 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.26

Class K
Net asset value, offering and redemption price per share, $328,577,176 / 77,609,297 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.23

(x)	Includes value of securities on loan of $6,969,259.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$8,161,770
Income from non-cash dividends	735,096
Interest	40,827
Securities lending (net)	8,214

Total income	8,945,907

EXPENSES
Investment management fees	1,963,229
Administrative fees	250,615
Distribution fees – Class IB	194,274
Distribution fees – Class IA	41,908
Professional fees	31,081
Printing and mailing expenses	26,466
Custodian fees	25,797
Trustees’ fees	8,137
Miscellaneous	6,324

Gross expenses	2,547,831
Less: Waiver from investment manager	(477,788)

Net expenses	2,070,043

NET INVESTMENT INCOME (LOSS)	6,875,864

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,224,724
Net change in unrealized appreciation (depreciation) on investments in securities	61,840,786

NET REALIZED AND UNREALIZED GAIN (LOSS)	63,065,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,941,374

See Notes to Financial Statements.

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1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,875,864	$12,518,709
Net realized gain (loss)	1,224,724	154,562,522
Net change in unrealized appreciation (depreciation)	61,840,786	(235,076,906)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,941,374	(67,995,675)

Distributions to shareholders:
Class IA	—	(11,227,363)
Class IB	—	(48,279,626)
Class K	—	(115,890,229)

Total distributions to shareholders	—	(175,397,218)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 215,482 and 319,541 shares, respectively ]	885,622	1,832,049
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,809,205 shares, respectively ]	—	11,227,363
Capital shares repurchased [ (1,157,066) and (996,157) shares, respectively ]	(4,577,227)	(5,853,481)

Total Class IA transactions	(3,691,605)	7,205,931

Class IB
Capital shares sold [ 1,206,175 and 1,637,086 shares, respectively ]	4,937,725	9,441,416
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,989,713 shares, respectively ]	—	48,279,626
Capital shares repurchased [ (2,543,296) and (3,811,816) shares, respectively ]	(10,502,031)	(22,399,093)

Total Class IB transactions	(5,564,306)	35,321,949

Class K
Capital shares sold [ 206,802 and 2,283,443 shares, respectively ]	841,194	13,162,604
Capital shares issued in reinvestment of dividends and distributions [ 0 and 29,004,772 shares, respectively ]	—	115,890,229
Capital shares repurchased [ (14,924,498) and (7,885,670) shares, respectively ]	(60,358,879)	(46,252,863)

Total Class K transactions	(59,517,685)	82,799,970

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(68,773,596)	125,327,850

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,167,778	(118,065,043)
NET ASSETS:
Beginning of period	520,875,121	638,940,164

End of period	$522,042,899	$520,875,121

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$3.71	$6.09	$5.76	$5.79	$6.59	$6.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.11	0.09	0.10	0.09	0.11
Net realized and unrealized gain (loss)	0.47	(0.72)	0.80	0.65	(0.22)	0.48

Total from investment operations	0.52	(0.61)	0.89	0.75	(0.13)	0.59

Less distributions:
Dividends from net investment income	—	(0.12)	(0.09)	(0.11)	(0.10)	(0.11)
Distributions from net realized gains	—	(1.65)	(0.47)	(0.67)	(0.57)	(0.66)

Total dividends and distributions	—	(1.77)	(0.56)	(0.78)	(0.67)	(0.77)

Net asset value, end of period	$4.23	$3.71	$6.09	$5.76	$5.79	$6.59

Total return (b)	14.02%	(11.69)%	15.78%	12.93%	(1.69)%	8.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,184	$33,493	$41,988	$41,067	$38,863	$40,537
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.99%	1.00%	1.00%	1.03%	1.05%
Before waivers (a)(f)	1.13%	1.13%	1.13%	1.13%	1.12%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.46%	1.89%	1.56%	1.72%	1.46%	1.59%
Before waivers (a)(f)	2.28%	1.75%	1.43%	1.59%	1.37%	1.52%
Portfolio turnover rate (z)^	30%	106%*	41%	49%	66%	50%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$3.74	$6.12	$5.79	$5.81	$6.61	$6.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.11	0.10	0.10	0.09	0.11
Net realized and unrealized gain (loss)	0.47	(0.72)	0.79	0.66	(0.22)	0.47

Total from investment operations	0.52	(0.61)	0.89	0.76	(0.13)	0.58

Less distributions:
Dividends from net investment income	—	(0.12)	(0.09)	(0.11)	(0.10)	(0.11)
Distributions from net realized gains	—	(1.65)	(0.47)	(0.67)	(0.57)	(0.66)

Total dividends and distributions	—	(1.77)	(0.56)	(0.78)	(0.67)	(0.77)

Net asset value, end of period	$4.26	$3.74	$6.12	$5.79	$5.81	$6.61

Total return (b)	13.90%	(11.62)%	15.70%	13.06%	(1.68)%	8.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$159,282	$144,780	$176,995	$162,969	$154,966	$167,418
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.99%	1.00%	1.00%	1.03%	1.05%
Before waivers (a)(f)	1.13%	1.13%	1.13%	1.13%	1.12%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.47%	1.89%	1.56%	1.72%	1.46%	1.59%
Before waivers (a)(f)	2.29%	1.75%	1.43%	1.59%	1.37%	1.51%
Portfolio turnover rate (z)^	30%	106%*	41%	49%	66%	50%

See Notes to Financial Statements.

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1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$3.71	$6.09	$5.76	$5.79	$6.59	$6.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.13	0.11	0.12	0.11	0.13
Net realized and unrealized gain (loss)	0.47	(0.72)	0.80	0.65	(0.22)	0.48

Total from investment operations	0.52	(0.59)	0.91	0.77	(0.11)	0.61

Less distributions:
Dividends from net investment income	—	(0.14)	(0.11)	(0.13)	(0.12)	(0.13)
Distributions from net realized gains	—	(1.65)	(0.47)	(0.67)	(0.57)	(0.66)

Total dividends and distributions	—	(1.79)	(0.58)	(0.80)	(0.69)	(0.79)

Net asset value, end of period	$4.23	$3.71	$6.09	$5.76	$5.79	$6.59

Total return (b)	14.02%	(11.45)%	16.05%	13.22%	(1.44)%	9.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$328,577	$342,603	$419,957	$456,807	$520,261	$668,050
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%	0.74%	0.75%	0.75%	0.79%	0.80%
Before waivers (a)(f)	0.88%	0.88%	0.88%	0.88%	0.87%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.71%	2.14%	1.81%	1.98%	1.70%	1.84%
Before waivers (a)(f)	2.53%	2.00%	1.68%	1.85%	1.61%	1.76%
Portfolio turnover rate (z)^	30%	106%*	41%	49%	66%	50%
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 31%.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Investment Company	21.9%
Communication Services	17.5
Industrials	16.7
Information Technology	13.3
Health Care	11.0
Utilities	5.0
Consumer Discretionary	4.0
Materials	2.5
Real Estate	2.3
Consumer Staples	1.7
Financials	1.5
Repurchase Agreements	1.4
Energy	1.1
Cash and Other	0.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,063.34	$6.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.29	6.56
Class IB
Actual	1,000.00	1,063.72	6.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.29	6.56
Class K
Actual	1,000.00	1,065.27	5.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.53	5.32

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.31%, 1.31% and 1.06%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (17.5%)
Diversified Telecommunication Services (1.6%)
Asia Satellite Telecommunications Holdings Ltd.	58,000	$69,793
CenturyLink, Inc.	80,000	940,800
Cincinnati Bell, Inc.*	63,000	311,850
Inmarsat plc	50,000	345,807
Koninklijke KPN NV	100,000	307,017
Zayo Group Holdings, Inc.*	48,000	1,579,680

		3,554,947

Entertainment (0.6%)
Liberty Media Corp.-Liberty Braves, Class A*	16,000	444,800
Liberty Media Corp.-Liberty Braves, Class C*	12,000	335,640
Madison Square Garden Co. (The), Class A*	1,600	447,904

		1,228,344

Media (10.6%)
AH Belo Corp., Class A	115,026	424,446
AMC Networks, Inc., Class A*	4,000	217,960
Axel Springer SE	2,000	140,887
Beasley Broadcast Group, Inc., Class A	50,000	161,000
Clear Channel Outdoor Holdings, Inc.*	430,040	2,029,789
DISH Network Corp., Class A*	32,000	1,229,120
EW Scripps Co. (The), Class A	120,000	1,834,800
Fox Corp., Class B	68,333	2,496,204
Liberty Broadband Corp., Class A*	250	25,710
Liberty Broadband Corp., Class C*	353	36,790
Liberty Global plc, Class A*	17,000	458,830
Liberty Global plc, Class C*	26,000	689,780
Liberty Latin America Ltd., Class A*	10,000	172,300
Liberty Latin America Ltd., Class C*	15,000	257,850
Loral Space & Communications, Inc.*	30,000	1,035,300
Tarsus Group plc	3,500	19,068
Telenet Group Holding NV	25,000	1,392,947
Tribune Media Co., Class A	225,000	10,399,500
Tribune Publishing Co.	2,000	15,940

		23,038,221

Wireless Telecommunication Services (4.7%)
Millicom International Cellular SA	52,500	2,932,913
Telephone & Data Systems, Inc.	14,000	425,600
T-Mobile US, Inc.*	58,000	4,300,120
United States Cellular Corp.*	59,700	2,666,799

		10,325,432

Total Communication Services		38,146,944

Consumer Discretionary (4.0%)
Auto Components (0.8%)
UQM Technologies, Inc.*	1,100,000	1,815,000

Diversified Consumer Services (0.3%)
ServiceMaster Global Holdings, Inc.*	10,000	520,900
Sotheby’s*	200	11,626

		532,526

Hotels, Restaurants & Leisure (1.1%)
Caesars Entertainment Corp.*	30,000	354,600
Cherry AB, Class B*	40,000	374,752
Dover Motorsports, Inc.	89,299	185,742
Eldorado Resorts, Inc. (x)*	3,000	138,210
International Speedway Corp., Class A	30,000	1,346,700
Speedway Motorsports, Inc.	1,000	18,550

		2,418,554

Household Durables (1.7%)
Lennar Corp., Class B	37,000	1,424,870
Nobility Homes, Inc.	10,000	220,000
Sony Corp. (ADR)	40,000	2,095,600

		3,740,470

Internet & Direct Marketing Retail (0.1%)
Shutterfly, Inc.*	2,000	101,100

Specialty Retail (0.0%)
Barnes & Noble, Inc.	3,000	20,070
BCA Marketplace plc	500	1,543

		21,613

Total Consumer Discretionary		8,629,263

Consumer Staples (1.7%)
Beverages (0.1%)
National Beverage Corp. (x)	4,000	178,520

Food & Staples Retailing (0.1%)
Rite Aid Corp. (x)*	40,000	320,400

Food Products (1.0%)
GrainCorp Ltd., Class A	18,000	100,716
Premier Foods plc*	1,600,049	685,794
Tootsie Roll Industries, Inc. (x)	37,999	1,403,303
Wessanen	1,500	19,428

		2,209,241

Personal Products (0.5%)
Avon Products, Inc.*	130,000	504,400
Oriflame Holding AG (x)*	23,000	561,987

		1,066,387

Total Consumer Staples		3,774,548

Energy (1.1%)
Energy Equipment & Services (0.2%)
KLX Energy Services Holdings, Inc.*	15,500	316,665

Oil, Gas & Consumable Fuels (0.9%)
Alvopetro Energy Ltd.*	280,000	179,604
Anadarko Petroleum Corp.	9,000	635,040

See Notes to Financial Statements.

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1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Etablissements Maurel et Prom	200	$662
Gulf Coast Ultra Deep Royalty Trust	600,000	11,460
Noble Energy, Inc.	24,999	559,977
Whiting Petroleum Corp. (x)*	35,000	653,800

		2,040,543

Total Energy		2,357,208

Financials (1.5%)
Banks (1.3%)
BB&T Corp.	4,000	196,520
Flushing Financial Corp.	70,000	1,554,000
Horizon Bancorp, Inc.	10,000	163,400
LegacyTexas Financial Group, Inc.	4,000	162,840
Sterling Bancorp	30,000	638,400
Stewardship Financial Corp.	10,000	154,600

		2,869,760

Capital Markets (0.0%)
BKF Capital Group, Inc.*	2,100	20,370

Insurance (0.2%)
EMC Insurance Group, Inc.	10,000	360,300
Topdanmark A/S	1,000	56,397

		416,697

Thrifts & Mortgage Finance (0.0%)
Entegra Financial Corp.*	1,000	30,120

Total Financials		3,336,947

Health Care (10.9%)
Biotechnology (7.4%)
Array BioPharma, Inc.*	63,000	2,918,790
Celgene Corp.*	60,000	5,546,400
Grifols SA (ADR)	24,000	506,400
Idorsia Ltd. (x)*	15,000	342,655
Nuevolution AB*	62,000	215,655
Spark Therapeutics, Inc.*	65,200	6,675,176

		16,205,076

Health Care Equipment & Supplies (0.1%)
ICU Medical, Inc.*	500	125,955
Innocoll Holdings plc (r)(x)*	125,000	—

		125,955

Health Care Providers & Services (0.0%)
American Medical Alert Corp. (r)*	140,898	1,057

Health Care Technology (0.0%)
Medidata Solutions, Inc.*	500	45,255

Life Sciences Tools & Services (1.1%)
Illumina, Inc.*	200	73,630
Pacific Biosciences of California, Inc.*	375,000	2,268,750

		2,342,380

Pharmaceuticals (2.3%)
Akorn, Inc.*	170,000	875,500
Allergan plc	24,000	4,018,320
Mylan NV*	8,000	152,320

		5,046,140

Total Health Care		23,765,863

Industrials (16.4%)
Aerospace & Defense (1.4%)
Harris Corp.	10,000	1,891,300
United Technologies Corp.	8,000	1,041,600

		2,932,900

Airlines (0.2%)
WestJet Airlines Ltd.	15,000	352,106

Building Products (0.1%)
Fortune Brands Home & Security, Inc.	5,000	285,650

Commercial Services & Supplies (4.0%)
Multi-Color Corp.	175,000	8,744,750

Electrical Equipment (0.8%)
Hydrogenics Corp.*	20,000	297,000
Rockwell Automation, Inc.	8,000	1,310,640

		1,607,640

Machinery (6.5%)
ASV Holdings, Inc.*	12,000	82,200
CIRCOR International, Inc.*	25,000	1,150,000
EnPro Industries, Inc.	16,500	1,053,360
Haldex AB	35,000	214,836
Mueller Industries, Inc.	30,000	878,100
Mueller Water Products, Inc., Class A	50,000	491,000
Navistar International Corp.*	108,000	3,720,600
Park-Ohio Holdings Corp.	2,500	81,475
WABCO Holdings, Inc.*	46,000	6,099,600
Xylem, Inc.	5,000	418,200

		14,189,371

Road & Rail (0.9%)
Hertz Global Holdings, Inc.*	128,000	2,042,880

Trading Companies & Distributors (2.5%)
Herc Holdings, Inc.*	90,000	4,124,700
Kaman Corp.	22,000	1,401,180

		5,525,880

Total Industrials		35,681,177

Information Technology (13.3%)
Communications Equipment (0.3%)
Aerohive Networks, Inc.*	500	2,215
Digi International, Inc.*	46,000	583,280
Finisar Corp.*	3,000	68,610

		654,105

Electronic Equipment, Instruments & Components (0.1%)
Control4 Corp.*	2,500	59,375
CTS Corp.	7,152	197,252

		256,627

IT Services (1.0%)
Altran Technologies SA	500	7,934
Business & Decision*	6,000	52,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares		Value (Note 1)
First Data Corp., Class A*	60,000		$1,624,200
MoneyGram International, Inc.*	95,000		234,650
Total System Services, Inc.	2,000		256,540

			2,175,858

Semiconductors & Semiconductor Equipment (3.6%)
AIXTRON SE*	20,000		190,896
Aquantia Corp.*	150,000		1,954,500
Cypress Semiconductor Corp.	40,000		889,600
Mellanox Technologies Ltd.*	11,000		1,217,370
Versum Materials, Inc.	70,000		3,610,600

			7,862,966

Software (6.7%)
Amber Road, Inc.*	275,000		3,591,500
Red Hat, Inc.*	58,000		10,890,079

			14,481,579

Technology Hardware, Storage & Peripherals (1.6%)
Cray, Inc.*	32,000		1,114,240
Dell Technologies, Inc., Class C*	—	@	17
Diebold Nixdorf, Inc.*	58,000		531,280
Electronics For Imaging, Inc.*	50,000		1,845,500

			3,491,037

Total Information Technology			28,922,172

Materials (2.5%)
Construction Materials (1.5%)
Vulcan Materials Co.	24,000		3,295,440

Containers & Packaging (0.5%)
Greif, Inc., Class A	4,000		130,200
Myers Industries, Inc.	55,000		1,059,850

			1,190,050

Metals & Mining (0.3%)
Osisko Gold Royalties Ltd. (x)	35,000		364,820
Pan American Silver Corp.	30,000		387,843

			752,663

Paper & Forest Products (0.2%)
Norbord, Inc.	13,000		322,233

Total Materials			5,560,386

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
Cousins Properties, Inc. (REIT)	3,725		134,733
Ryman Hospitality Properties, Inc. (REIT)	59,000		4,784,310

Total Real Estate			4,919,043

Utilities (5.0%)
Electric Utilities (1.7%)
El Paso Electric Co.	40,000		2,616,000
PNM Resources, Inc.	22,000		1,120,020

			3,736,020

Gas Utilities (1.4%)
National Fuel Gas Co.	56,000		2,954,000
Valener, Inc.	1,000		19,717

			2,973,717

Independent Power and Renewable Electricity Producers (0.0%)
Alerion Cleanpower SpA	11,000		33,021

Multi-Utilities (0.6%)
Avista Corp.	30,000		1,338,000

Water Utilities (1.3%)
Connecticut Water Service, Inc.	10,000		697,200
Severn Trent plc	80,000		2,080,686

			2,777,886

Total Utilities			10,858,644

Total Common Stocks (76.2%) (Cost $161,774,888)			165,952,195

PREFERRED STOCK:
Industrials (0.2%)
Industrial Conglomerates (0.2%)
Steel Partners Holdings LP 6.000%	20,000		420,200

Total Preferred Stock (0.2%) (Cost $365,524)			420,200

	Number of Rights		Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc.,CVR (r)*	130,000		—

Total Communication Services			—

Consumer Staples (0.0%)
Food Products (0.0%)
Schulman, Inc., CVR (r)*	40,095		15,727

Total Consumer Staples			15,727

Health Care (0.1%)
Biotechnology (0.1%)
Ambit Biosciences Corp., CVR (r)*	20,000		30,376
Clementia Pharmaceuticals, Inc., CVR (r)*	40,000		40,500
Tobira Therapeutics, Inc., CVR (r)(x)*	15,000		675

			71,551

Pharmaceuticals (0.0%)
ADOLOR Corp., CVR (r)*	40,000		—
Ocera Therapeutics, Inc., CVR (r)*	16,000		6,240
Omthera Pharmaceuticals, Inc., CVR (r)*	100		—

			6,240

Total Health Care			77,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Rights	Value (Note 1)
Industrials (0.1%)
Road & Rail (0.1%)
Hertz Global Holdings, Inc., expiring 7/12/19*	128,000	$249,600

Total Industrials		249,600

Total Rights (0.2%) (Cost $585,240)		343,118

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (21.9%)
JPMorgan Prime Money Market Fund, IM Shares	47,644,979	47,664,038

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $400,087, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $408,000. (xx)	$400,000	400,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $58,650, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $59,811. (xx)	58,637	58,637
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $500,234, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $510,000. (xx)	500,000	500,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,934,830, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,973,527. (xx)	1,934,427	1,934,427
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $200,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $204,807. (xx)	200,000	200,000

Total Repurchase Agreements		3,093,064

Total Short-Term Investments (23.3%) (Cost $50,745,301)		50,757,102

Total Investments in Securities (99.9%) (Cost $213,470,953)		217,472,615
Other Assets Less Liabilities (0.1%)		323,823

Net Assets (100%)		$217,796,438

*	Non-income producing.
@	Shares are less than 0.5.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $3,939,925. This was collateralized by $971,816 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/48 and by cash of $3,093,064 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$32,938,512	$5,208,432	$—		$38,146,944
Consumer Discretionary	8,032,968	596,295	—		8,629,263
Consumer Staples	2,406,623	1,367,925	—		3,774,548
Energy	2,356,546	662	—		2,357,208
Financials	3,260,180	76,767	—		3,336,947
Health Care	23,206,496	558,310	1,057		23,765,863
Industrials	35,466,341	214,836	—		35,681,177
Information Technology	28,670,808	251,364	—		28,922,172
Materials	5,560,386	—	—		5,560,386
Real Estate	4,919,043	—	—		4,919,043
Utilities	8,744,937	2,113,707	—		10,858,644
Preferred Stocks
Industrials	420,200	—	—		420,200
Rights
Communication Services	—	—	—	(a)	—	(a)
Consumer Staples	—	—	15,727		15,727
Health Care	—	—	77,791		77,791
Industrials	249,600	—	—		249,600
Short-Term Investments
Investment Company	47,664,038	—	—		47,664,038
Repurchase Agreements	—	3,093,064	—		3,093,064

Total Assets	$203,896,678	$13,481,362	$94,575		$217,472,615

Total Liabilities	$—	$—	$—		$—

Total	$203,896,678	$13,481,362	$94,575		$217,472,615

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$169,581,274
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$157,731,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,092,995
Aggregate gross unrealized depreciation	(19,122,548)

Net unrealized appreciation	$2,970,447

Federal income tax cost of investments in securities and derivative instruments, if applicable	$214,502,168

For the six months ended June 30, 2019, the Portfolio incurred approximately $76,189 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $210,377,889)	$214,379,551
Repurchase Agreements (Cost $3,093,064)	3,093,064
Cash	7,504,005
Foreign cash (Cost $(12,117))	1,478
Receivable for securities sold	371,851
Dividends, interest and other receivables	276,503
Receivable for Portfolio shares sold	37,809
Securities lending income receivable	12,343
Other assets	2,297

Total assets	225,678,901

LIABILITIES
Payable for securities purchased	4,325,799
Payable for return of collateral on securities loaned	3,093,064
Payable for Portfolio shares redeemed	185,822
Investment management fees payable	158,443
Distribution fees payable – Class IB	37,371
Administrative fees payable	16,772
Distribution fees payable – Class IA	2,453
Trustees’ fees payable	449
Accrued expenses	62,290

Total liabilities	7,882,463

NET ASSETS	$217,796,438

Net assets were comprised of:
Paid in capital	$209,207,554
Total distributable earnings (loss)	8,588,884

Net assets	$217,796,438

Class IA
Net asset value, offering and redemption price per share, $11,931,810 / 947,618 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.59

Class IB
Net asset value, offering and redemption price per share, $185,381,908 / 14,803,653 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.52

Class K
Net asset value, offering and redemption price per share, $20,482,720 / 1,609,102 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.73

(x)	Includes value of securities on loan of $3,939,925.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,635 foreign withholding tax)	$1,421,525
Interest	74,055
Securities lending (net)	84,412

Total income	1,579,992

EXPENSES
Investment management fees	970,968
Distribution fees – Class IB	228,904
Administrative fees	103,289
Professional fees	24,799
Custodian fees	21,826
Printing and mailing expenses	15,978
Distribution fees – Class IA	15,274
Trustees’ fees	3,283
Miscellaneous	5,680

Total expenses	1,390,001

NET INVESTMENT INCOME (LOSS)	189,991

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,964,873
Foreign currency transactions	(21,560)

Net realized gain (loss)	4,943,313

Change in unrealized appreciation (depreciation) on:
Investments in securities	8,465,586
Foreign currency translations	13,196

Net change in unrealized appreciation (depreciation)	8,478,782

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,422,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,612,086

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$189,991	$3,166,540
Net realized gain (loss)	4,943,313	5,877,059
Net change in unrealized appreciation (depreciation)	8,478,782	(20,124,471)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,612,086	(11,080,872)

Distributions to shareholders:
Class IA	—	(524,651)
Class IB	—	(7,979,542)
Class K	—	(923,540)

Total distributions to shareholders	—	(9,427,733)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 34,608 and 96,326 shares, respectively ]	432,950	1,244,361
Capital shares issued in reinvestment of dividends and distributions [ 0 and 43,384 shares, respectively ]	—	524,651
Capital shares repurchased [ (88,516) and (179,527) shares, respectively ]	(1,104,415)	(2,308,724)

Total Class IA transactions	(671,465)	(539,712)

Class IB
Capital shares sold [ 860,580 and 1,067,126 shares, respectively ]	10,606,050	13,633,564
Capital shares issued in reinvestment of dividends and distributions [ 0 and 663,467 shares, respectively ]	—	7,979,542
Capital shares repurchased [ (1,437,630) and (2,202,590) shares, respectively ]	(17,867,835)	(28,165,239)

Total Class IB transactions	(7,261,785)	(6,552,133)

Class K
Capital shares sold [ 202,954 and 290,464 shares, respectively ]	2,575,864	3,782,644
Capital shares issued in reinvestment of dividends and distributions [ 0 and 75,648 shares, respectively ]	—	923,540
Capital shares repurchased [ (262,571) and (271,075) shares, respectively ]	(3,298,784)	(3,513,136)

Total Class K transactions	(722,920)	1,193,048

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,656,170)	(5,898,797)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,955,916	(26,407,402)
NET ASSETS:
Beginning of period	212,840,522	239,247,924

End of period	$217,796,438	$212,840,522

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018		2017		2016		2015		2014
Net asset value, beginning of period	$11.84	$13.00		$12.95		$12.65		$12.95		$13.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.17	##	0.01	####	0.01	###	—	#	(0.03)
Net realized and unrealized gain (loss)	0.74	(0.79)		0.77		0.96		0.30		0.27

Total from investment operations	0.75	(0.62)		0.78		0.97		0.30		0.24

Less distributions:
Dividends from net investment income	—	(0.19)		—	#	—	#	—		—
Distributions from net realized gains	—	(0.35)		(0.73)		(0.67)		(0.60)		(0.54)

Total dividends and distributions	—	(0.54)		(0.73)		(0.67)		(0.60)		(0.54)

Net asset value, end of period	$12.59	$11.84		$13.00		$12.95		$12.65		$12.95

Total return (b)	6.33%	(4.85)%		6.14	%(gg)	7.69	%(dd)	2.42	%(bb)	1.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,932	$11,854		$13,541		$14,951		$13,834		$12,973
Ratio of expenses to average net assets (a)(f)	1.31%	1.31%		1.32%		1.33%		1.31%		1.31%
Ratio of net investment income (loss) to average net assets (a)(f)	0.15%	1.33	%(aa)	0.07	%(ff)	0.04	%(ee)	(0.01	)%(cc)	(0.20)%
Portfolio turnover rate (z)^	96%	175%		138%		198%		199%		224%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018		2017		2016		2015		2014
Net asset value, beginning of period	$11.77	$12.93		$12.88		$12.59		$12.89		$13.19

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.17	##	0.01	####	0.01	###	—	#	(0.03)
Net realized and unrealized gain (loss)	0.74	(0.79)		0.77		0.95		0.30		0.27

Total from investment operations	0.75	(0.62)		0.78		0.96		0.30		0.24

Less distributions:
Dividends from net investment income	—	(0.19)		—	#	—	#	—		—
Distributions from net realized gains	—	(0.35)		(0.73)		(0.67)		(0.60)		(0.54)

Total dividends and distributions	—	(0.54)		(0.73)		(0.67)		(0.60)		(0.54)

Net asset value, end of period	$12.52	$11.77		$12.93		$12.88		$12.59		$12.89

Total return (b)	6.37%	(4.88)%		6.17	%(gg)	7.65	%(dd)	2.43	%(bb)	1.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$185,382	$181,045		$205,054		$210,957		$223,093		$245,516
Ratio of expenses to average net assets (a)(f)	1.31%	1.31%		1.32%		1.33%		1.31%		1.31%
Ratio of net investment income (loss) to average net assets (a)(f)	0.15%	1.35	%(aa)	0.07	%(ff)	0.05	%(ee)	(0.02	)%(cc)	(0.22)%
Portfolio turnover rate (z)^	96%	175%		138%		198%		199%		224%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018		2017		2016		2015		2014
Net asset value, beginning of period	$11.95	$13.12		$13.06		$12.75		$13.02		$13.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.21	##	0.04	####	0.04	###	0.03		0.01
Net realized and unrealized gain (loss)	0.75	(0.81)		0.79		0.97		0.30		0.26

Total from investment operations	0.78	(0.60)		0.83		1.01		0.33		0.27

Less distributions:
Dividends from net investment income	—	(0.22)		(0.04)		(0.03)		—		—
Distributions from net realized gains	—	(0.35)		(0.73)		(0.67)		(0.60)		(0.54)

Total dividends and distributions	—	(0.57)		(0.77)		(0.70)		(0.60)		(0.54)

Net asset value, end of period	$12.73	$11.95		$13.12		$13.06		$12.75		$13.02

Total return (b)	6.53%	(4.64)%		6.42	%(gg)	7.98	%(dd)	2.64	%(bb)	2.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,483	$19,942		$20,653		$22,410		$21,227		$19,627
Ratio of expenses to average net assets (a)(f)	1.06%	1.05%		1.07%		1.08%		1.06%		1.06%
Ratio of net investment income (loss) to average net assets (a)(f)	0.41%	1.58	%(aa)	0.32	%(ff)	0.30	%(ee)	0.24	%(cc)	0.04%
Portfolio turnover rate (z)^	96%	175%		138%		198%		199%		224%
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.07, $0.07 and $0.11 for Class IA, Class IB and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01), $(0.01) and $0.02 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01), $(0.01) and $0.03 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.77% lower.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been 2.01% for Class IA, 2.02% for Class IB and 2.23% for Class K.
(cc)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.22)% for Class IA, (0.23)% for Class IB and 0.03% for Class K.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been 7.44% for Class IA, 7.40% for Class IB and 7.73% for Class K.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.16% lower.
(ff)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(gg)	Includes a litigation payment. Without this payment, the total return would have been 5.57% for Class IA, 5.60% for Class IB and 5.85% for Class K.

See Notes to Financial Statements.

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Industrials	37.3%
Consumer Discretionary	12.7
Communication Services	10.4
Materials	8.2
Utilities	8.1
Consumer Staples	5.4
Health Care	5.0
Information Technology	4.3
Financials	4.2
Real Estate	3.0
Repurchase Agreements	1.1
Energy	0.9
Investment Company	0.0 #
Cash and Other	(0.6)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,170.93	$5.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.48	5.37
Class IB
Actual	1,000.00	1,170.99	5.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.48	5.37
Class K
Actual	1,000.00	1,172.37	4.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.72	4.12

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.07%, 1.07% and 0.82%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.4%)
Diversified Telecommunication Services (0.8%)
Cincinnati Bell, Inc.*	1,325,000	$6,558,750
Consolidated Communications Holdings, Inc. (x)	25,000	123,250
Iridium Communications, Inc.*	600,000	13,956,000
Verizon Communications, Inc.	100,000	5,713,000
Windstream Holdings, Inc. (x)*	29,999	6,897

		26,357,897

Entertainment (4.6%)
AMC Entertainment Holdings, Inc., Class A (x)	80,000	746,400
Entertainment One Ltd.	70,000	352,919
IMAX Corp.*	62,000	1,252,400
Liberty Media Corp.-Liberty Braves, Class A*	165,042	4,588,168
Liberty Media Corp.-Liberty Braves, Class C*	165,000	4,615,050
Live Nation Entertainment, Inc.*	720,000	47,700,000
Madison Square Garden Co. (The), Class A*	188,000	52,628,720
Marcus Corp. (The)	600,000	19,776,000
Reading International, Inc., Class A*	186,003	2,414,319
Reading International, Inc., Class B*	2,000	46,500
Take-Two Interactive Software, Inc.*	70,000	7,947,100
World Wrestling Entertainment, Inc., Class A (x)	29,000	2,094,090

		144,161,666

Interactive Media & Services (0.0%)
Cars.com, Inc.*	12,000	236,640
Liberty TripAdvisor Holdings, Inc., Class A*	20,000	248,000

		484,640

Media (4.3%)
AMC Networks, Inc., Class A*	64,000	3,487,360
Beasley Broadcast Group, Inc., Class A‡	628,625	2,024,172
Clear Channel Outdoor Holdings, Inc.*	875,000	4,130,000
comScore, Inc.*	700,000	3,612,000
Corus Entertainment, Inc., Class B	345,000	1,617,578
Discovery, Inc., Class A (x)*	12,000	368,400
Discovery, Inc., Class C*	35,000	995,750
DISH Network Corp., Class A*	15,000	576,150
EW Scripps Co. (The), Class A	2,280,000	34,861,200
GCI Liberty, Inc., Class A*	14,400	885,024
Gray Television, Inc.*	319,300	5,233,327
Gray Television, Inc., Class A*	22,200	342,990
Grupo Televisa SAB (ADR)	127,000	1,071,880
Interpublic Group of Cos., Inc. (The)	880,000	19,879,200
Liberty Global plc, Class A*	97,471	2,630,742
Liberty Global plc, Class C*	238,627	6,330,775
Liberty Latin America Ltd., Class A*	39,149	674,537
Liberty Latin America Ltd., Class C*	95,897	1,648,470
Loral Space & Communications, Inc.*	116,000	4,003,160
Meredith Corp. (x)	74,000	4,074,440
MSG Networks, Inc., Class A*	662,115	13,732,265
Nexstar Media Group, Inc., Class A	32,000	3,232,000
Salem Media Group, Inc.	580,000	1,409,400
Sinclair Broadcast Group, Inc., Class A	180,000	9,653,400
Sirius XM Holdings, Inc. (x)	1,000,000	5,580,000
Townsquare Media, Inc., Class A	150,000	807,000
WideOpenWest, Inc.*	228,026	1,655,469

		134,516,689

Wireless Telecommunication Services (0.7%)
Gogo, Inc. (x)*	492,000	1,958,160
Rogers Communications, Inc., Class B	200,000	10,704,000
Shenandoah Telecommunications Co.	119,000	4,583,880
United States Cellular Corp.*	95,000	4,243,650
VEON Ltd. (ADR)	550,000	1,540,000

		23,029,690

Total Communication Services		328,550,582

Consumer Discretionary (12.7%)
Auto Components (3.0%)
BorgWarner, Inc.	256,000	10,746,880
Cooper Tire & Rubber Co.	165,000	5,205,750
Dana, Inc.	1,000,000	19,940,000
Freni Brembo SpA (x)	1,000,000	11,518,822
Garrett Motion, Inc. (x)*	230,000	3,530,500
Gentex Corp.	216,000	5,315,760
Modine Manufacturing Co.*	850,000	12,163,500
SORL Auto Parts, Inc. (x)*	95,000	329,650
Standard Motor Products, Inc.	145,000	6,574,300
Stoneridge, Inc.*	250,000	7,887,500
Strattec Security Corp.	147,828	3,562,655
Superior Industries International, Inc. (x)	650,000	2,249,000
Tenneco, Inc., Class A	404,000	4,480,360

		93,504,677

Automobiles (0.1%)
Thor Industries, Inc.	4,000	233,800
Winnebago Industries, Inc.	100,000	3,865,000

		4,098,800

Distributors (0.7%)
IAA, Inc.*	440,000	17,063,200
Uni-Select, Inc. (x)	460,000	4,362,720

		21,425,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.0%)
Ascent Capital Group, Inc., Class A (x)*	54,000	$58,320
Universal Technical Institute, Inc.*	225,000	771,750

		830,070

Hotels, Restaurants & Leisure (3.5%)
Biglari Holdings, Inc., Class A (x)*	4,891	2,594,773
Biglari Holdings, Inc., Class B*	25,000	2,596,500
Boyd Gaming Corp.	1,178,000	31,735,320
Canterbury Park Holding Corp.‡	323,000	3,985,820
Cheesecake Factory, Inc. (The) (x)	425,000	18,581,000
Churchill Downs, Inc.	115,000	13,233,050
Cracker Barrel Old Country Store, Inc. (x)	6,000	1,024,380
Denny’s Corp.*	165,000	3,387,450
Dover Motorsports, Inc.	662,812	1,378,649
Full House Resorts, Inc.*	440,000	822,800
Golden Entertainment, Inc. (x)*	150,000	2,100,000
International Speedway Corp., Class A	120,000	5,386,800
Las Vegas Sands Corp.	180,000	10,636,200
Nathan’s Famous, Inc.	167,046	13,049,633
Speedway Motorsports, Inc.	54,000	1,001,700
Twin River Worldwide Holdings, Inc.*	12,000	357,000

		111,871,075

Household Durables (1.7%)
Bassett Furniture Industries, Inc.	342,000	5,215,500
Cavco Industries, Inc.*	160,000	25,206,400
Ethan Allen Interiors, Inc.	20,000	421,200
Hunter Douglas NV	16,000	1,117,087
La-Z-Boy, Inc.	328,000	10,056,480
Lennar Corp., Class B	100,000	3,851,000
Nobility Homes, Inc.	132,697	2,919,334
Skyline Champion Corp.*	148,000	4,052,240

		52,839,241

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	625,000	11,800,000
Lands’ End, Inc. (x)*	100,000	1,222,000
Liberty Expedia Holdings, Inc., Class A*	9,600	458,784
Stamps.com, Inc.*	12,700	574,929

		14,055,713

Leisure Products (0.3%)
Brunswick Corp.	60,000	2,753,400
Marine Products Corp.	260,000	4,014,400
Universal Entertainment Corp. (x)	60,000	1,789,176

		8,556,976

Multiline Retail (0.0%)
JC Penney Co., Inc. (x)*	715,000	815,100

Specialty Retail (2.8%)
Aaron’s, Inc.	212,000	13,018,920
AutoNation, Inc.*	423,000	17,740,620
Barnes & Noble Education, Inc.*	24,200	81,312
Barnes & Noble, Inc.	38,000	254,220
Big 5 Sporting Goods Corp. (x)	150,000	292,500
Bowlin Travel Centers, Inc.*	77,200	192,228
Carvana Co. (x)*	6,000	375,540
GNC Holdings, Inc., Class A (x)*	225,000	337,500
Monro, Inc.	60,000	5,118,000
O’Reilly Automotive, Inc.*	25,000	9,233,000
Penske Automotive Group, Inc.	468,000	22,136,400
Pets at Home Group plc	260,000	617,780
Sally Beauty Holdings, Inc.*	500,000	6,670,000
Tractor Supply Co.	93,000	10,118,400
Vitamin Shoppe, Inc. (x)*	174,000	685,560

		86,871,980

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	185,000	3,185,700
Movado Group, Inc.	56,000	1,512,000
Wolverine World Wide, Inc.	50,000	1,377,000

		6,074,700

Total Consumer Discretionary		400,944,252

Consumer Staples (5.4%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	12,000	4,533,120
Brown-Forman Corp., Class A	88,000	4,840,000
Brown-Forman Corp., Class B	20,000	1,108,600
Cott Corp.	799,000	10,666,650
Crimson Wine Group Ltd.*	355,000	2,840,000
Davide Campari-Milano SpA	700,000	6,857,281
National Beverage Corp. (x)	41,000	1,829,830

		32,675,481

Food & Staples Retailing (1.1%)
Casey’s General Stores, Inc.	29,500	4,601,705
Ingles Markets, Inc., Class A‡	788,500	24,546,005
Rite Aid Corp. (x)*	40,000	320,400
United Natural Foods, Inc.*	122,000	1,094,340
Village Super Market, Inc., Class A	113,100	2,998,281
Weis Markets, Inc.	76,500	2,785,365

		36,346,096

Food Products (2.1%)
Calavo Growers, Inc. (x)	2,500	241,850
Farmer Brothers Co.*	120,000	1,964,400
Flowers Foods, Inc.	60,000	1,396,200
Hain Celestial Group, Inc. (The) (x)*	500,000	10,950,000
Ingredion, Inc.	32,000	2,639,680
J&J Snack Foods Corp.	45,000	7,242,750
John B Sanfilippo & Son, Inc.	17,000	1,354,730
Lifeway Foods, Inc.*	140,000	509,600
Maple Leaf Foods, Inc.	100,000	2,190,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Post Holdings, Inc.*	142,000	$14,763,740
Rock Field Co. Ltd.	400,000	5,231,183
Tootsie Roll Industries, Inc. (x)	469,680	17,345,283

		65,829,481

Household Products (1.0%)
Church & Dwight Co., Inc.	100,000	7,306,000
Energizer Holdings, Inc. (x)	43,000	1,661,520
Katy Industries, Inc. (r)*	300,000	—
Oil-Dri Corp. of America‡	438,000	14,909,520
WD-40 Co.	42,000	6,679,680

		30,556,720

Personal Products (0.2%)
Avon Products, Inc.*	480,000	1,862,400
Edgewell Personal Care Co.*	30,000	808,500
Revlon, Inc., Class A (x)*	22,000	425,260
United-Guardian, Inc.	139,500	2,622,600

		5,718,760

Total Consumer Staples		171,126,538

Energy (0.9%)
Energy Equipment & Services (0.5%)
Dril-Quip, Inc.*	158,000	7,584,000
Ensco Rowan plc, Class A (x)	82,500	703,725
KLX Energy Services Holdings, Inc.*	55,000	1,123,650
Oceaneering International, Inc.*	120,000	2,446,800
RPC, Inc. (x)	475,000	3,424,750

		15,282,925

Oil, Gas & Consumable Fuels (0.4%)
Black Ridge Oil and Gas, Inc.*	455,030	16,381
CNX Resources Corp.*	224,000	1,637,440
CONSOL Energy, Inc.*	28,000	745,080
Navigator Holdings Ltd.*	190,083	1,779,177
ONEOK, Inc.	138,000	9,495,780

		13,673,858

Total Energy		28,956,783

Financials (4.2%)
Banks (2.1%)
Ameris Bancorp	9,000	352,710
Atlantic Capital Bancshares, Inc.*	50,000	856,000
Boston Private Financial Holdings, Inc.	450,000	5,431,500
Cadence Bancorp	50,000	1,040,000
Eagle Bancorp, Inc.	50,000	2,706,500
Fidelity Southern Corp.	37,014	1,146,324
First Bancorp	83,150	917,976
First Busey Corp.	22,000	581,020
First Horizon National Corp.	55,000	821,150
Flushing Financial Corp.	632,100	14,032,620
FNB Corp.	46,000	541,420
Hilltop Holdings, Inc.	12,000	255,240
Hope Bancorp, Inc.	575,000	7,923,500
Huntington Bancshares, Inc.	250,000	3,455,000
Pinnacle Financial Partners, Inc.	7,000	402,360
Renasant Corp.	4,500	161,730
Sandy Spring Bancorp, Inc.	30,000	1,046,400
Seacoast Banking Corp. of Florida*	35,000	890,400
ServisFirst Bancshares, Inc.	26,000	890,760
South State Corp.	7,000	515,690
Sterling Bancorp	746,000	15,874,880
Synovus Financial Corp.	75,960	2,658,600
Thomasville Bancshares, Inc.	15,960	670,320
Towne Bank	11,000	300,080
Trustmark Corp.	24,000	798,000
United Community Banks, Inc.	23,000	656,880

		64,927,060

Capital Markets (1.8%)
BKF Capital Group, Inc.*	12,000	116,400
Charles Schwab Corp. (The)	98,000	3,938,620
Cohen & Steers, Inc.	430,000	22,119,200
GAM Holding AG*	472,000	2,181,586
Janus Henderson Group plc	480,000	10,272,000
KKR & Co., Inc., Class A	150,000	3,790,500
Legg Mason, Inc.	50,000	1,914,000
PJT Partners, Inc., Class A	105,000	4,254,600
Pzena Investment Management, Inc., Class A	72,154	619,803
Waddell & Reed Financial, Inc., Class A (x)	480,000	8,001,600
Wright Investors’ Service Holdings, Inc.*	240,000	103,200

		57,311,509

Consumer Finance (0.0%)
Medallion Financial Corp. (x)*	180,000	1,213,200

Insurance (0.3%)
Alleghany Corp.*	3,295	2,244,257
Argo Group International Holdings Ltd.	71,300	5,279,765

		7,524,022

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	30,000	413,100
Crazy Woman Creek Bancorp, Inc.	14,000	229,600
OceanFirst Financial Corp.	4,500	111,825

		754,525

Total Financials		131,730,316

Health Care (5.0%)
Biotechnology (0.1%)
Achaogen, Inc. (x)*	230,000	4,347
Invitae Corp.*	72,000	1,692,000
Lexicon Pharmaceuticals, Inc. (x)*	22,000	138,380
OPKO Health, Inc. (x)*	65,000	158,600

		1,993,327

Health Care Equipment & Supplies (3.9%)
Align Technology, Inc.*	300	82,110
AngioDynamics, Inc.*	22,000	433,180
Biolase, Inc.*	1	1
Cantel Medical Corp.	33,000	2,661,120
Cardiovascular Systems, Inc.*	52,000	2,232,360

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CONMED Corp.	64,000	$5,476,480
Cooper Cos., Inc. (The)	17,000	5,727,130
Cutera, Inc.*	674,146	14,008,754
DexCom, Inc.*	19,000	2,846,960
Heska Corp.*	34,000	2,895,780
ICU Medical, Inc.*	25,500	6,423,705
IntriCon Corp. (x)*	21,919	512,028
Masimo Corp.*	108,000	16,072,560
Meridian Bioscience, Inc.	164,000	1,948,320
Neogen Corp.*	21,000	1,304,310
NuVasive, Inc.*	154,000	9,015,160
Nuvectra Corp.*	35,033	117,361
Orthofix Medical, Inc.*	60,000	3,172,800
Quidel Corp.*	446,000	26,456,720
STERIS plc	100,000	14,888,000
Surmodics, Inc.*	40,000	1,726,800
Wright Medical Group NV*	182,500	5,442,150

		123,443,789

Health Care Providers & Services (0.8%)
Chemed Corp.	40,000	14,433,600
Covetrus, Inc.*	8,000	195,680
Henry Schein, Inc.*	20,000	1,398,000
Owens & Minor, Inc.	100,000	320,000
Patterson Cos., Inc.	335,000	7,671,500

		24,018,780

Health Care Technology (0.0%)
Evolent Health, Inc., Class A*	64,000	508,800
Teladoc Health, Inc. (x)*	10,000	664,100

		1,172,900

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	21,800	6,814,462

Pharmaceuticals (0.0%)
Akorn, Inc.*	175,000	901,250
Cassava Sciences, Inc.*	1	1

		901,251

Total Health Care		158,344,509

Industrials (37.1%)
Aerospace & Defense (5.6%)
AAR Corp.	85,000	3,127,150
Aerojet Rocketdyne Holdings, Inc.*	1,660,000	74,318,200
Astronics Corp.*	9,000	361,980
Astronics Corp., Class B (x)*	22,937	920,913
Curtiss-Wright Corp.	415,000	52,758,950
Ducommun, Inc.*	79,020	3,561,431
HEICO Corp.	121,093	16,203,454
Innovative Solutions & Support, Inc.*	106,409	542,686
Moog, Inc., Class A	59,500	5,569,795
Moog, Inc., Class B	29,500	2,303,655
Textron, Inc.	287,000	15,222,480

		174,890,694

Building Products (1.5%)
AO Smith Corp.	80,000	3,772,800
Armstrong Flooring, Inc. (x)*	390,000	3,841,500
Fortune Brands Home & Security, Inc.	20,000	1,142,600
Griffon Corp.	2,018,000	34,144,560
Johnson Controls International plc	120,000	4,957,200

		47,858,660

Commercial Services & Supplies (4.2%)
ACCO Brands Corp.	160,000	1,259,200
Casella Waste Systems, Inc., Class A*	170,000	6,737,100
Covanta Holding Corp.	210,000	3,761,100
KAR Auction Services, Inc.	440,000	11,000,000
Kimball International, Inc., Class B	171,000	2,980,530
Loomis AB, Class B	225,000	7,734,099
Matthews International Corp., Class A	106,073	3,696,644
McGrath RentCorp	24,000	1,491,600
Republic Services, Inc.	390,000	33,789,600
Rollins, Inc.	1,200,000	43,044,000
Team, Inc. (x)*	1,170,000	17,924,400

		133,418,273

Construction & Engineering (0.2%)
Aegion Corp.*	70,000	1,288,000
Arcosa, Inc.	76,000	2,859,880
Granite Construction, Inc.	32,500	1,565,850
HC2 Holdings, Inc. (x)*	1,800	4,248
Valmont Industries, Inc.	10,000	1,268,100

		6,986,078

Electrical Equipment (1.6%)
Allied Motion Technologies, Inc.	800	30,320
AMETEK, Inc.	342,000	31,067,280
AZZ, Inc.	47,000	2,162,940
Rockwell Automation, Inc.	94,000	15,400,020
SGL Carbon SE*	15,000	121,954
Vicor Corp.*	15,000	465,750

		49,248,264

Industrial Conglomerates (0.4%)
Raven Industries, Inc.	52,500	1,883,700
Roper Technologies, Inc.	30,000	10,987,800

		12,871,500

Machinery (15.3%)
Actuant Corp., Class A	10,000	248,100
Albany International Corp., Class A	42,000	3,482,220
Altra Industrial Motion Corp.	31,000	1,112,280
Astec Industries, Inc.	430,000	14,000,800
Chart Industries, Inc.*	160,000	12,300,800
CIRCOR International, Inc.*	630,000	28,980,000
CNH Industrial NV	2,690,000	27,653,200
Crane Co.	555,000	46,309,200
Donaldson Co., Inc.	220,000	11,189,200
Eastern Co. (The)	223,000	6,248,460
EnPro Industries, Inc.	264,000	16,853,760
Evoqua Water Technologies Corp.*	76,000	1,082,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Federal Signal Corp.	637,000	$17,039,750
Flowserve Corp.	104,000	5,479,760
Franklin Electric Co., Inc.	260,000	12,350,000
Gorman-Rupp Co. (The)	376,600	12,363,778
Graco, Inc.	450,000	22,581,000
IDEX Corp.	101,000	17,386,140
Interpump Group SpA	220,000	6,769,383
Kennametal, Inc.	248,000	9,173,520
LB Foster Co., Class A*	65,843	1,800,148
Lincoln Electric Holdings, Inc.	105,000	8,643,600
Lindsay Corp. (x)	66,000	5,425,860
LS Starrett Co. (The), Class A*	279,580	1,850,819
Lydall, Inc.*	31,000	626,200
Manitowoc Co., Inc. (The)*	10,000	178,000
Middleby Corp. (The)*	4,800	651,360
Mueller Industries, Inc.	1,450,000	42,441,500
Mueller Water Products, Inc., Class A	1,412,000	13,865,840
Navistar International Corp.*	895,000	30,832,750
Nordson Corp.	40,000	5,652,400
Park-Ohio Holdings Corp.	498,000	16,229,820
Spartan Motors, Inc.	290,000	3,178,400
Standex International Corp.	63,000	4,607,820
Tennant Co.	301,500	18,451,800
Toro Co. (The)	48,000	3,211,200
Trinity Industries, Inc.	108,000	2,241,000
Twin Disc, Inc.*	357,018	5,390,972
Watts Water Technologies, Inc., Class A	338,000	31,494,840
Welbilt, Inc. (x)*	48,000	801,600
Woodward, Inc.	100,000	11,316,000

		481,495,520

Road & Rail (1.1%)
Hertz Global Holdings, Inc.*	2,126,600	33,940,536

Trading Companies & Distributors (6.8%)
GATX Corp.	840,000	66,603,600
H&E Equipment Services, Inc.	1,000	29,090
Herc Holdings, Inc.*	1,274,000	58,387,420
Kaman Corp.	988,000	62,925,720
Lawson Products, Inc.*	88,000	3,232,240
Rush Enterprises, Inc., Class B‡	516,900	19,078,779
Titan Machinery, Inc.*	51,000	1,049,580
United Rentals, Inc.*	27,000	3,581,010

		214,887,439

Transportation Infrastructure (0.4%)
BBA Aviation plc	2,150,000	7,705,167
Macquarie Infrastructure Corp.	80,000	3,243,200

		10,948,367

Total Industrials		1,166,545,331

Information Technology (4.3%)
Communications Equipment (0.1%)
Communications Systems, Inc.	370,052	1,113,856
EchoStar Corp., Class A*	30,000	1,329,600
Plantronics, Inc.	40,000	1,481,600

		3,925,056

Electronic Equipment, Instruments & Components (2.1%)
Badger Meter, Inc.	109,000	6,506,210
Bel Fuse, Inc., Class A‡	155,000	2,278,500
Belden, Inc.	4,000	238,280
CTS Corp.	996,000	27,469,680
Daktronics, Inc.	130,000	802,100
Itron, Inc.*	80,000	5,005,600
KEMET Corp.	42,922	807,363
Landis+Gyr Group AG (x)*	13,000	1,035,392
Littelfuse, Inc.	61,000	10,791,510
Park Electrochemical Corp.	750,000	12,517,500
Trans-Lux Corp.*	82,510	24,753

		67,476,888

IT Services (0.1%)
Alithya Group, Inc., Class A*	740,080	1,939,010
Internap Corp. (x)*	455,000	1,369,550
Steel Connect, Inc.*	600,000	1,092,000

		4,400,560

Semiconductors & Semiconductor Equipment (0.6%)
Cypress Semiconductor Corp.	780,000	17,347,200

Software (0.4%)
FalconStor Software, Inc.*	100,000	10,450
Fortinet, Inc.*	26,000	1,997,580
Tyler Technologies, Inc.*	44,400	9,591,288

		11,599,318

Technology Hardware, Storage & Peripherals (1.0%)
3D Systems Corp. (x)*	135,000	1,228,500
Avid Technology, Inc.*	35,000	319,200
Diebold Nixdorf, Inc.*	1,700,000	15,572,000
NCR Corp.*	19,000	590,900
Stratasys Ltd.*	396,000	11,630,520
TransAct Technologies, Inc.	80,000	900,800

		30,241,920

Total Information Technology		134,990,942

Materials (8.2%)
Chemicals (4.5%)
Albemarle Corp.	28,000	1,971,480
Ashland Global Holdings, Inc.	58,000	4,638,260
Core Molding Technologies, Inc.*	339,361	2,535,027
Element Solutions, Inc.*	65,000	672,100
Ferro Corp.*	1,955,000	30,889,000
FMC Corp.	30,000	2,488,500
GCP Applied Technologies, Inc.*	433,759	9,820,304
HB Fuller Co.	270,000	12,528,000
Huntsman Corp.	138,000	2,820,720
Livent Corp.*	28,059	194,168
Minerals Technologies, Inc.	185,000	9,899,350
NewMarket Corp.	15,500	6,214,570
Olin Corp.	120,000	2,629,200
OMNOVA Solutions, Inc.*	675,080	4,205,748
Quaker Chemical Corp.	5,000	1,014,400
Scotts Miracle-Gro Co. (The)	83,000	8,175,500
Sensient Technologies Corp.	230,000	16,900,400
Takasago International Corp.	40,000	1,090,757
Tredegar Corp.	1,270,000	21,107,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Valvoline, Inc.	164,720	$3,216,982

		143,011,866

Containers & Packaging (1.5%)
Greif, Inc., Class A	212,030	6,901,576
Myers Industries, Inc.	1,600,000	30,832,000
Sonoco Products Co.	155,000	10,127,700

		47,861,276

Metals & Mining (1.7%)
Allegheny Technologies, Inc.*	650,000	16,380,000
Ampco-Pittsburgh Corp. (x)*	423,000	1,704,690
Barrick Gold Corp.	24,000	378,480
Century Aluminum Co. (x)*	40,000	276,400
Haynes International, Inc.	47,000	1,495,070
Kinross Gold Corp.*	45,000	174,600
Materion Corp.	374,000	25,360,940
TimkenSteel Corp.*	891,000	7,243,830

		53,014,010

Paper & Forest Products (0.5%)
Louisiana-Pacific Corp.	540,000	14,158,800

Total Materials		258,045,952

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Ryman Hospitality Properties, Inc. (REIT)	687,000	55,708,830
Seritage Growth Properties (REIT), Class A (x)	84,000	3,608,640

		59,317,470

Real Estate Management & Development (1.1%)
Capital Properties, Inc., Class A	67,000	951,400
Griffin Industrial Realty, Inc.‡	326,022	11,524,878
Gyrodyne LLC*	3,000	55,350
St Joe Co. (The)*	830,000	14,342,400
Tejon Ranch Co.*	380,000	6,304,200

		33,178,228

Total Real Estate		92,495,698

Utilities (8.1%)
Electric Utilities (4.4%)
El Paso Electric Co.	700,000	45,780,000
Evergy, Inc.	180,000	10,827,000
Otter Tail Corp.	347,000	18,325,070
PNM Resources, Inc.	1,272,000	64,757,520

		139,689,590

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	6,000	570,120
National Fuel Gas Co.	182,000	9,600,500
Northwest Natural Holding Co.	32,000	2,224,000
ONE Gas, Inc.	40,000	3,612,000
Southwest Gas Holdings, Inc.	462,000	41,404,440

		57,411,060

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	240,000	4,022,400
Ormat Technologies, Inc.	84,000	5,324,760

		9,347,160

Multi-Utilities (1.3%)
Black Hills Corp.	248,900	19,456,513
NorthWestern Corp.	280,000	20,202,000

		39,658,513

Water Utilities (0.3%)
Cadiz, Inc. (x)*	10,000	112,500
SJW Group	104,000	6,320,080
York Water Co. (The)	43,500	1,553,820

		7,986,400

Total Utilities		254,092,723

Total Common Stocks (99.3%) (Cost $1,588,329,529)		3,125,823,626

PREFERRED STOCK:
Industrials (0.1%)
Industrial Conglomerates (0.1%)
Steel Partners Holdings LP 6.000%	136,000	2,857,360

Total Preferred Stock (0.1%) (Cost $3,264,000)		2,857,360

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	877,500	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Schulman, Inc., CVR (r)*	115,000	45,109

Total Consumer Staples		45,109

Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi, CVR, expiring 12/31/20*	50,000	26,000

Total Health Care		26,000

Industrials (0.1%)
Road & Rail (0.1%)
Hertz Global Holdings, Inc., expiring 7/12/19 (x)*	2,165,000	4,221,750

Total Industrials		4,221,750

Total Rights (0.1%) (Cost $5,674,206)		4,292,859

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $9,504,452, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $9,690,000. (xx)	$9,500,000	$9,500,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $4,900,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $4,998,065. (xx)	4,899,043	4,899,043
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $6,002,777, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/25/19-2/15/49; total market value $6,120,000. (xx)	6,000,000	6,000,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $5,002,314, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 8/22/19-2/15/48; total market value $5,100,000. (xx)	5,000,000	5,000,000
Societe Generale SA, 2.50%, dated 6/28/19, due 7/5/19, repurchase price $9,004,375, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $9,698,113. (xx)	9,000,000	9,000,000

Total Repurchase Agreements		34,399,043

Total Short-Term Investments (1.1%) (Cost $34,399,043)		34,399,044

Total Investments in Securities (100.6%) (Cost $1,631,666,778)		3,167,372,889
Other Assets Less Liabilities (-0.6%)		(19,503,879)

Net Assets (100%)		$3,147,869,010

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $74,532,471. This was collateralized by $43,217,185 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $34,399,043 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Beasley Broadcast Group, Inc., Class A	628,625	2,325,000	37,510	—	—	(338,338)	2,024,172	62,863	—
Bel Fuse, Inc., Class A	155,000	2,131,250	—	—	—	147,250	2,278,500	18,600	—
Canterbury Park Holding Corp.	323,000	4,492,930	—	—	—	(507,110)	3,985,820	45,220	—
Griffin Industrial Realty, Inc.	326,022	10,269,312	147,698	—	—	1,107,868	11,524,878	—	—
Ingles Markets, Inc., Class A	788,500	21,462,970	—	—	—	3,083,035	24,546,005	260,205	—
Oil-Dri Corp. of America	438,000	11,607,000	—	—	—	3,302,520	14,909,520	210,240	—
Rush Enterprises, Inc., Class B	516,900	18,401,640	—	—	—	677,139	19,078,779	124,056	—

Total		70,690,102	185,208	—	—	7,472,364	78,347,674	721,184	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Communication Services	$327,808,173	$742,409	$—		$328,550,582
Consumer Discretionary	362,191,717	38,752,535	—		400,944,252
Consumer Staples	141,505,954	29,620,584	—	(b)	171,126,538
Energy	28,940,402	16,381	—		28,956,783
Financials	128,429,210	3,301,106	—		131,730,316
Health Care	158,344,509	—	—		158,344,509
Industrials	1,132,348,195	34,197,136	—		1,166,545,331
Information Technology	130,538,441	4,452,501	—		134,990,942
Materials	254,420,168	3,625,784	—		258,045,952
Real Estate	79,964,070	12,531,628	—		92,495,698
Utilities	254,092,723	—	—		254,092,723
Preferred Stocks
Industrials	2,857,360	—	—		2,857,360
Rights
Communication Services	—	—	—	(b)	—	(b)
Consumer Staples	—	—	45,109		45,109
Health Care	26,000	—	—		26,000
Industrials	4,221,750	—	—		4,221,750
Short-Term Investments
Investment Company	1	—	—		1
Repurchase Agreements	—	34,399,043	—		34,399,043

Total Assets	$3,005,688,673	$161,639,107	$45,109		$3,167,372,889

Total Liabilities	$—	$—	$—		$—

Total	$3,005,688,673	$161,639,107	$45,109		$3,167,372,889

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,857,254
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$74,478,152

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,717,459,012
Aggregate gross unrealized depreciation	(185,643,219)

Net unrealized appreciation	$1,531,815,793

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,635,557,096

For the six months ended June 30, 2019, the Portfolio incurred approximately $66,128 as brokerage commissions with G. Research an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $45,864,781)	$78,347,674
Unaffiliated Issuers (Cost $1,551,402,954)	3,054,626,172
Repurchase Agreements (Cost $34,399,043)	34,399,043
Cash	12,373,535
Foreign cash (Cost $693,560)	687,346
Dividends, interest and other receivables	2,599,076
Receivable for securities sold	2,551,119
Receivable for Portfolio shares sold	703,846
Securities lending income receivable	43,433
Other assets	33,789

Total assets	3,186,365,033

LIABILITIES
Payable for return of collateral on securities loaned	34,399,043
Investment management fees payable	1,778,726
Payable for Portfolio shares redeemed	1,339,172
Distribution fees payable – Class IB	476,113
Administrative fees payable	239,447
Payable for securities purchased	92,733
Distribution fees payable – Class IA	46,835
Accrued expenses	123,954

Total liabilities	38,496,023

NET ASSETS	$3,147,869,010

Net assets were comprised of:
Paid in capital	$1,565,516,430
Total distributable earnings (loss)	1,582,352,580

Net assets	$3,147,869,010

Class IA
Net asset value, offering and redemption price per share, $234,042,853 / 3,995,922 shares outstanding (unlimited amount authorized: $0.01 par value)	$58.57

Class IB
Net asset value, offering and redemption price per share, $2,386,027,574 / 40,657,234 shares outstanding (unlimited amount authorized: $0.01 par value)	$58.69

Class K
Net asset value, offering and redemption price per share, $527,798,583 / 9,002,673 shares outstanding (unlimited amount authorized: $0.01 par value)	$58.63

(x)	Includes value of securities on loan of $74,532,471.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($721,184 of dividend income received from affiliates) (net of $178,762 foreign withholding tax)	$25,883,031
Interest	406,361
Securities lending (net)	428,858

Total income	26,718,250

EXPENSES
Investment management fees	10,895,888
Distribution fees – Class IB	2,897,875
Administrative fees	1,475,109
Distribution fees – Class IA	287,061
Printing and mailing expenses	113,095
Professional fees	62,678
Custodian fees	53,060
Trustees’ fees	46,805
Miscellaneous	35,043

Total expenses	15,866,614

NET INVESTMENT INCOME (LOSS)	10,851,636

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	31,992,134
Foreign currency transactions	(5,423)

Net realized gain (loss)	31,986,711

Change in unrealized appreciation (depreciation) on:
Investments in securities ($7,472,364 of change in unrealized appreciation (depreciation) from affiliates)	435,245,894
Foreign currency translations	7,634

Net change in unrealized appreciation (depreciation)	435,253,528

NET REALIZED AND UNREALIZED GAIN (LOSS)	467,240,239

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$478,091,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,851,636	$20,630,803
Net realized gain (loss)	31,986,711	152,232,945
Net change in unrealized appreciation (depreciation)	435,253,528	(689,167,701)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	478,091,875	(516,303,953)

Distributions to shareholders:
Class IA	—	(12,546,633)
Class IB	—	(125,015,804)
Class K	—	(33,545,019)

Total distributions to shareholders	—	(171,107,456)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 80,485 and 237,967 shares, respectively ]	4,565,561	14,791,967
Capital shares issued in reinvestment of dividends and distributions [ 0 and 237,322 shares, respectively ]	—	12,546,633
Capital shares repurchased [ (240,394) and (446,027) shares, respectively ]	(13,690,264)	(27,738,419)

Total Class IA transactions	(9,124,703)	(399,819)

Class IB
Capital shares sold [ 1,042,746 and 1,936,812 shares, respectively ]	58,563,102	119,252,495
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,360,168 shares, respectively ]	—	125,015,804
Capital shares repurchased [ (1,873,557) and (3,772,751) shares, respectively ]	(106,666,605)	(234,776,833)

Total Class IB transactions	(48,103,503)	9,491,466

Class K
Capital shares sold [ 209,425 and 1,126,019 shares, respectively ]	11,810,786	68,168,729
Capital shares issued in reinvestment of dividends and distributions [ 0 and 635,119 shares, respectively ]	—	33,545,019
Capital shares repurchased [ (1,803,388) and (1,222,688) shares, respectively ]	(101,859,288)	(75,774,706)

Total Class K transactions	(90,048,502)	25,939,042

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(147,276,708)	35,030,689

TOTAL INCREASE (DECREASE) IN NET ASSETS	330,815,167	(652,380,720)
NET ASSETS:
Beginning of period	2,817,053,843	3,469,434,563

End of period	$3,147,869,010	$2,817,053,843

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015		2014
Net asset value, beginning of period	$50.02		$62.82		$58.54		$49.26	$55.58		$55.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	######	0.35	##	0.37	#####	0.23	0.21	####	0.10	###
Net realized and unrealized gain (loss)	8.36		(9.97)		8.84		11.23	(3.43)		1.58

Total from investment operations	8.55		(9.62)		9.21		11.46	(3.22)		1.68

Less distributions:
Dividends from net investment income	—		(0.35)		(0.38)		(0.27)	(0.23)		(0.11)
Distributions from net realized gains	—		(2.83)		(4.55)		(1.91)	(2.87)		(1.92)

Total dividends and distributions	—		(3.18)		(4.93)		(2.18)	(3.10)		(2.03)

Net asset value, end of period	$58.57		$50.02		$62.82		$58.54	$49.26		$55.58

Total return (b)	17.09%		(15.57)%		16.08%		23.27%	(5.69	)%(bb)	3.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$234,043		$207,870		$259,242		$229,444	$182,257		$176,538
Ratio of expenses to average net assets (a)(f)	1.07%		1.07%		1.07%		1.08%	1.08%		1.08%
Ratio of net investment income (loss) to average net assets (a)(f)	0.66	%(ff)	0.57	%(aa)	0.61	%(ee)	0.45%	0.39	%(dd)	0.18	%(cc)
Portfolio turnover rate (z)^	1%		6%		10%		5%	3%		4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015		2014
Net asset value, beginning of period	$50.12		$62.94		$58.64		$49.34	$55.67		$56.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	######	0.35	##	0.37	#####	0.23	0.21	####	0.10	###
Net realized and unrealized gain (loss)	8.38		(9.99)		8.86		11.25	(3.44)		1.58

Total from investment operations	8.57		(9.64)		9.23		11.48	(3.23)		1.68

Less distributions:
Dividends from net investment income	—		(0.35)		(0.38)		(0.27)	(0.23)		(0.11)
Distributions from net realized gains	—		(2.83)		(4.55)		(1.91)	(2.87)		(1.92)

Total dividends and distributions	—		(3.18)		(4.93)		(2.18)	(3.10)		(2.03)

Net asset value, end of period	$58.69		$50.12		$62.94		$58.64	$49.34		$55.67

Total return (b)	17.10%		(15.57)%		16.09%		23.28%	(5.70	)%(bb)	3.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,386,028		$2,079,297		$2,578,261		$2,327,234	$1,979,091		$2,224,375
Ratio of expenses to average net assets (a)(f)	1.07%		1.07%		1.07%		1.08%	1.08%		1.08%
Ratio of net investment income (loss) to average net assets (a)(f)	0.66	%(ff)	0.57	%(aa)	0.61	%(ee)	0.44%	0.39	%(dd)	0.17	%(cc)
Portfolio turnover rate (z)^	1%		6%		10%		5%	3%		4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015		2014
Net asset value, beginning of period	$50.01		$62.83		$58.53		$49.25	$55.58		$55.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	######	0.51	##	0.53	#####	0.36	0.35	####	0.23	###
Net realized and unrealized gain (loss)	8.36		(9.99)		8.85		11.25	(3.45)		1.59

Total from investment operations	8.62		(9.48)		9.38		11.61	(3.10)		1.82

Less distributions:
Dividends from net investment income	—		(0.51)		(0.53)		(0.42)	(0.36)		(0.25)
Distributions from net realized gains	—		(2.83)		(4.55)		(1.91)	(2.87)		(1.92)

Total dividends and distributions	—		(3.34)		(5.08)		(2.33)	(3.23)		(2.17)

Net asset value, end of period	$58.63		$50.01		$62.83		$58.53	$49.25		$55.58

Total return (b)	17.24%		(15.36)%		16.39%		23.59%	(5.47	)%(bb)	3.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$527,799		$529,887		$631,932		$568,055	$497,922		$586,177
Ratio of expenses to average net assets (a)(f)	0.82%		0.82%		0.82%		0.83%	0.83%		0.83%
Ratio of net investment income (loss) to average net assets (a)(f)	0.91	%(ff)	0.82	%(aa)	0.86	%(ee)	0.69%	0.64	%(dd)	0.42	%(cc)
Portfolio turnover rate (z)^	1%		6%		10%		5%	3%		4%
##	Includes income resulting from a special dividends. Without these dividends, the per share income amounts would be $0.24, $0.24 and $0.40 for Class IA, Class IB and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.07, $0.07 and $0.21 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from a special dividends. Without these dividends, the per share income amounts would be $0.17, $0.17, and $0.31 for Class IA, Class IB and Class K, respectively.
#####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23, $0.23 and $0.38 for Class IA, Class IB and Class K, respectively.
######	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.13, $0.13, and $0.20 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been (5.73)% for Class IA, (5.74)% for Class IB and (5.51)% for Class K.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.05% lower.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.23% lower.
(ff)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.21% lower.

See Notes to Financial Statements.

1290 VT HIGH YIELD BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Communication Services	16.3%
Information Technology	13.0
Exchange Traded Funds	10.6
Health Care	10.2
Industrials	10.1
Energy	9.8
Financials	8.3
Consumer Discretionary	7.5
Materials	5.6
Consumer Staples	3.3
Repurchase Agreements	2.5
Investment Company	1.5
Real Estate	1.0
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,089.50	$5.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,090.71	3.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (81.7%)
Communication Services (16.3%)
Diversified Telecommunication Services (4.5%)
Altice France SA 7.375%, 5/1/26§	$325,000	$333,125
CCO Holdings LLC 5.250%, 9/30/22	660,000	669,966
5.125%, 5/1/23§	1,215,000	1,238,920
5.875%, 4/1/24§	575,000	600,875
5.750%, 2/15/26§	362,000	378,743
5.875%, 5/1/27§	899,000	946,197
5.375%, 6/1/29§	100,000	103,000
CenturyLink, Inc. Series G 6.875%, 1/15/28 (x)	375,000	375,000
Series T 5.800%, 3/15/22	375,000	390,937
Series W 6.750%, 12/1/23 (x)	270,000	291,600
Cincinnati Bell, Inc. 7.000%, 7/15/24 (x)§	585,000	516,263
Level 3 Financing, Inc. 5.375%, 8/15/22	1,031,000	1,033,577
5.125%, 5/1/23	350,000	352,485
Level 3 Parent LLC 5.750%, 12/1/22	190,000	191,188
Sprint Capital Corp. 8.750%, 3/15/32	446,000	515,130
Virgin Media Finance plc 6.000%, 10/15/24§	800,000	830,000
5.750%, 1/15/25§	850,000	877,625

		9,644,631

Entertainment (1.8%)
AMC Entertainment Holdings, Inc. 5.875%, 11/15/26 (x)	900,000	810,000
6.125%, 5/15/27 (x)	375,000	332,344
Ascend Learning LLC 6.875%, 8/1/25§	1,080,000	1,098,900
6.875%, 8/1/25§	738,000	749,070
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	566,000	580,857
Netflix, Inc. 4.875%, 4/15/28	214,000	221,490

		3,792,661

Interactive Media & Services (0.5%)
Match Group, Inc. 6.375%, 6/1/24	358,000	375,900
Rackspace Hosting, Inc. 8.625%, 11/15/24 (x)§	652,000	598,210

		974,110

Media (6.8%)
Altice Financing SA 6.625%, 2/15/23§	625,000	640,625
Altice Luxembourg SA 7.750%, 5/15/22§	200,000	202,750
AMC Networks, Inc. 5.000%, 4/1/24	500,000	513,125
Cinemark USA, Inc. 4.875%, 6/1/23	550,000	556,187
CSC Holdings LLC 5.125%, 12/15/21§	389,000	389,486
5.250%, 6/1/24	750,000	779,063
5.375%, 2/1/28§	400,000	415,500
7.500%, 4/1/28 (x)§	400,000	439,120
DISH DBS Corp. 5.875%, 7/15/22	326,000	330,482
Getty Images, Inc. 9.750%, 3/1/27§	224,000	230,160
Lamar Media Corp. 5.375%, 1/15/24	204,000	209,865
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24 (x)§	522,000	476,325
Meredith Corp. 6.875%, 2/1/26	477,000	505,777
Midcontinent Communications 6.875%, 8/15/23§	350,000	363,125
National CineMedia LLC 6.000%, 4/15/22	423,000	427,230
Nexstar Escrow, Inc. 5.625%, 7/15/27§	536,000	547,390
Outfront Media Capital LLC 5.000%, 8/15/27§	475,000	484,500
Quebecor Media, Inc. 5.750%, 1/15/23	930,000	995,100
Sinclair Television Group, Inc. 5.375%, 4/1/21	18,000	18,018
6.125%, 10/1/22	188,000	191,995
Sirius XM Radio, Inc. 4.625%, 5/15/23§	650,000	658,125
4.625%, 7/15/24§	358,000	366,334
6.000%, 7/15/24§	450,000	461,925
5.500%, 7/1/29§	282,000	288,402
Tribune Media Co. 5.875%, 7/15/22	314,000	319,464
Unitymedia GmbH 6.125%, 1/15/25§	770,000	800,992
Univision Communications, Inc. 6.750%, 9/15/22§	514,000	522,995
Ziggo Bond Co. BV 6.000%, 1/15/27§	875,000	877,188
Ziggo BV 5.500%, 1/15/27§	1,310,000	1,332,545

		14,343,793

Wireless Telecommunication Services (2.7%)
Hughes Satellite Systems Corp. 7.625%, 6/15/21	900,000	963,000
Sprint Communications, Inc. 7.000%, 8/15/20	135,000	139,556
6.000%, 11/15/22	325,000	338,406
Sprint Corp. 7.875%, 9/15/23	509,000	552,901
7.125%, 6/15/24	1,886,000	1,997,369
7.625%, 3/1/26	234,000	248,859
T-Mobile USA, Inc. 6.000%, 3/1/23	967,000	986,340
6.000%, 4/15/24	272,000	283,220
6.375%, 3/1/25	269,000	278,415

		5,788,066

Total Communication Services		34,543,261

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Discretionary (7.2%)
Auto Components (0.6%)
Icahn Enterprises LP 6.250%, 5/15/26§	$324,000	$326,527
Panther BF Aggregator 2 LP 6.250%, 5/15/26§	725,000	751,281
8.500%, 5/15/27§	232,000	238,380

		1,316,188

Distributors (0.9%)
IAA, Inc. 5.500%, 6/15/27§	382,000	397,280
LKQ Corp. 4.750%, 5/15/23	800,000	808,000
Univar USA, Inc. 6.750%, 7/15/23§	720,000	733,500

		1,938,780

Diversified Consumer Services (0.4%)
Allied Universal Holdco LLC 9.750%, 7/15/27§	203,000	201,985
Service Corp. International 5.375%, 5/15/24	98,000	100,695
ServiceMaster Co. LLC (The) 5.125%, 11/15/24§	525,000	536,812

		839,492

Hotels, Restaurants & Leisure (4.9%)
1011778 BC ULC 4.625%, 1/15/22§	760,000	761,900
4.250%, 5/15/24§	98,000	98,735
5.000%, 10/15/25§	1,388,000	1,397,091
Boyd Gaming Corp. 6.875%, 5/15/23	150,000	155,625
6.000%, 8/15/26	400,000	419,500
Boyne USA, Inc. 7.250%, 5/1/25§	700,000	756,875
Caesars Resort Collection LLC 5.250%, 10/15/25§	350,000	349,125
Churchill Downs, Inc. 5.500%, 4/1/27§	318,000	332,708
Eldorado Resorts, Inc. 7.000%, 8/1/23	560,000	585,200
6.000%, 9/15/26	278,000	303,020
ESH Hospitality, Inc. (REIT) 5.250%, 5/1/25§	900,000	919,125
Golden Entertainment, Inc. 7.625%, 4/15/26§	266,000	271,985
Hilton Domestic Operating Co., Inc. 4.875%, 1/15/30§	188,000	193,640
International Game Technology plc 6.250%, 2/15/22§	975,000	1,029,844
6.250%, 1/15/27§	475,000	519,531
LTF Merger Sub, Inc. 8.500%, 6/15/23§	600,000	612,750
MGM Resorts International 6.625%, 12/15/21	69,000	74,520
Scientific Games International, Inc. 10.000%, 12/1/22	505,000	529,619
Silversea Cruise Finance Ltd. 7.250%, 2/1/25§	163,000	175,176
Stars Group Holdings BV 7.000%, 7/15/26§	182,000	192,010
Station Casinos LLC 5.000%, 10/1/25§	675,000	675,000

		10,352,979

Multiline Retail (0.1%)
Cumberland Farms, Inc. 6.750%, 5/1/25§	149,000	158,944

Specialty Retail (0.3%)
KGA Escrow LLC 7.500%, 8/15/23§	394,000	408,775
Penske Automotive Group, Inc. 5.750%, 10/1/22	229,000	231,863

		640,638

Total Consumer Discretionary		15,247,021

Consumer Staples (3.3%)
Food & Staples Retailing (0.5%)
Rite Aid Corp. 6.125%, 4/1/23§	484,000	407,770
US Foods, Inc. 5.875%, 6/15/24§	580,000	595,950

		1,003,720

Food Products (1.6%)
Clearwater Seafoods, Inc. 6.875%, 5/1/25§	236,000	236,000
JBS USA LUX SA 6.750%, 2/15/28§	542,000	587,392
Lamb Weston Holdings, Inc. 4.625%, 11/1/24§	61,000	63,211
4.875%, 11/1/26§	246,000	255,533
Pilgrim’s Pride Corp. 5.875%, 9/30/27§	280,000	289,100
Post Holdings, Inc. 5.500%, 3/1/25§	500,000	516,400
5.000%, 8/15/26§	275,000	278,437
5.750%, 3/1/27§	468,000	481,212
Sigma Holdco BV 7.875%, 5/15/26§	767,000	709,475

		3,416,760

Household Products (0.5%)
Central Garden & Pet Co. 6.125%, 11/15/23	239,000	247,365
Energizer Holdings, Inc. 7.750%, 1/15/27§	264,000	284,864
Kronos Acquisition Holdings, Inc. 9.000%, 8/15/23§	369,000	325,643
Spectrum Brands, Inc. 6.625%, 11/15/22	190,000	194,275

		1,052,147

Personal Products (0.7%)
First Quality Finance Co., Inc. 4.625%, 5/15/21§	478,000	476,805
Prestige Brands, Inc. 5.375%, 12/15/21§	378,000	378,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
6.375%, 3/1/24 (x)§	$558,000	$581,715

		1,437,465

Total Consumer Staples		6,910,092

Energy (9.8%)
Energy Equipment & Services (0.2%)
Precision Drilling Corp. 7.750%, 12/15/23	298,000	303,871
7.125%, 1/15/26 (x)§	98,000	94,815

		398,686

Oil, Gas & Consumable Fuels (9.6%)
Aker BP ASA 4.750%, 6/15/24§	200,000	205,480
American Midstream Partners LP 9.500%, 12/15/21 (e)§	768,000	750,720
Antero Midstream Partners LP 5.375%, 9/15/24	325,000	325,406
5.750%, 3/1/27§	350,000	350,000
5.750%, 1/15/28§	400,000	396,000
Antero Resources Corp. 5.375%, 11/1/21	186,000	183,675
5.125%, 12/1/22	475,000	456,000
5.625%, 6/1/23	337,000	325,272
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	411,000	434,591
7.000%, 11/1/26§	400,000	365,000
Berry Petroleum Co. LLC 7.000%, 2/15/26§	212,000	205,640
Blue Racer Midstream LLC 6.125%, 11/15/22§	705,000	714,694
6.625%, 7/15/26§	379,000	382,790
Callon Petroleum Co. 6.125%, 10/1/24	450,000	454,500
Calumet Specialty Products Partners LP
7.625%, 1/15/22 (x)	516,000	499,230
Chesapeake Energy Corp. 7.000%, 10/1/24	314,000	281,619
Crestwood Midstream Partners LP 6.250%, 4/1/23 (e)	370,000	377,400
CrownRock LP 5.625%, 10/15/25§	722,000	723,805
Delek Logistics Partners LP 6.750%, 5/15/25	537,000	532,972
Extraction Oil & Gas, Inc. 7.375%, 5/15/24§	425,000	366,031
5.625%, 2/1/26§	500,000	402,500
Genesis Energy LP 5.625%, 6/15/24	386,000	372,490
6.500%, 10/1/25	384,000	376,320
Gulfport Energy Corp. 6.000%, 10/15/24	900,000	697,500
6.375%, 5/15/25	300,000	231,375
6.375%, 1/15/26	404,000	306,030
Hess Infrastructure Partners LP 5.625%, 2/15/26§	300,000	308,625
Hilcorp Energy I LP 6.250%, 11/1/28§	488,000	491,050
Holly Energy Partners LP 6.000%, 8/1/24§	698,000	727,665
Indigo Natural Resources LLC 6.875%, 2/15/26§	120,000	107,400
Jagged Peak Energy LLC 5.875%, 5/1/26	150,000	147,750
Matador Resources Co. 5.875%, 9/15/26	300,000	303,750
NuStar Logistics LP 6.000%, 6/1/26	125,000	129,219
Parkland Fuel Corp. 5.875%, 7/15/27§	194,000	197,094
Parsley Energy LLC 6.250%, 6/1/24§	735,000	767,156
PBF Holding Co. LLC 7.000%, 11/15/23	272,000	281,183
PBF Logistics LP 6.875%, 5/15/23	606,000	622,665
PDC Energy, Inc. 5.750%, 5/15/26	375,000	371,250
Range Resources Corp. 5.750%, 6/1/21	245,000	247,450
SemGroup Corp. 5.625%, 7/15/22	435,000	430,650
5.625%, 11/15/23	255,000	244,800
SM Energy Co. 6.750%, 9/15/26	274,000	256,533
Southern Star Central Corp. 5.125%, 7/15/22§	803,000	809,985
Southwestern Energy Co. 7.750%, 10/1/27	245,000	234,281
SRC Energy, Inc. 6.250%, 12/1/25	725,000	657,937
Summit Midstream Holdings LLC 5.500%, 8/15/22	358,000	343,680
Sunoco LP 4.875%, 1/15/23	475,000	485,094
5.500%, 2/15/26	225,000	234,281
6.000%, 4/15/27§	375,000	392,813
Targa Resources Partners LP 6.750%, 3/15/24	566,000	587,933
Whiting Petroleum Corp. 6.625%, 1/15/26 (x)	184,000	178,480

		20,275,764

Total Energy		20,674,450

Financials (8.3%)
Capital Markets (0.7%)
Drawbridge Special Opportunities Fund LP
5.000%, 8/1/21§	975,000	987,385
MSCI, Inc. 5.250%, 11/15/24§	596,000	613,880

		1,601,265

Consumer Finance (0.8%)
Curo Group Holdings Corp. 8.250%, 9/1/25§	242,000	201,768
Enova International, Inc. 8.500%, 9/1/24§	314,000	299,870
Springleaf Finance Corp. 7.125%, 3/15/26	225,000	245,812
6.625%, 1/15/28	925,000	971,250

		1,718,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Financial Services (1.5%)
Oxford Finance LLC 6.375%, 12/15/22§	$950,000	$973,750
Refinitiv US Holdings, Inc. 6.250%, 5/15/26§	1,525,000	1,564,650
8.250%, 11/15/26§	208,000	213,408
Verscend Escrow Corp. 9.750%, 8/15/26§	332,000	344,450

		3,096,258

Insurance (3.3%)
Acrisure LLC 8.125%, 2/15/24§	460,000	474,950
7.000%, 11/15/25§	1,675,000	1,515,876
Alliant Holdings Intermediate LLC 8.250%, 8/1/23§	1,450,000	1,482,625
AssuredPartners, Inc. 7.000%, 8/15/25§	525,000	521,719
Fidelity & Guaranty Life Holdings, Inc.
5.500%, 5/1/25§	1,300,000	1,348,750
NFP Corp. 6.875%, 7/15/25§	1,325,000	1,311,353
USI, Inc. 6.875%, 5/1/25 (x)§	279,000	275,512

		6,930,785

Thrifts & Mortgage Finance (2.0%)
Freedom Mortgage Corp. 8.250%, 4/15/25§	530,000	453,150
Ladder Capital Finance Holdings LLLP
5.250%, 10/1/25§	1,222,000	1,228,110
Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/23§	900,000	914,625
Provident Funding Associates LP 6.375%, 6/15/25§	1,000,000	940,000
Quicken Loans, Inc. 5.750%, 5/1/25§	625,000	644,531

		4,180,416

Total Financials		17,527,424

Health Care (9.4%)
Health Care Equipment & Supplies (0.3%)
Hill-Rom Holdings, Inc. 5.750%, 9/1/23§	322,000	332,868
Sotera Health Holdings LLC 6.500%, 5/15/23§	379,000	382,790

		715,658

Health Care Providers & Services (7.5%)
Centene Corp. 6.125%, 2/15/24	474,000	496,515
DaVita, Inc. 5.750%, 8/15/22	750,000	758,437
5.125%, 7/15/24	850,000	849,193
Eagle Holding Co. II LLC 7.625%, 5/15/22 PIK§	1,551,000	1,566,510
7.750%, 5/15/22 PIK§	424,000	428,240
Encompass Health Corp. 5.125%, 3/15/23	100,000	101,625
5.750%, 11/1/24	1,215,000	1,237,235
5.750%, 9/15/25	275,000	285,656
Envision Healthcare Corp. 8.750%, 10/15/26 (x)§	393,000	274,117
Hadrian Merger Sub, Inc. 8.500%, 5/1/26§	100,000	95,250
HCA, Inc. 7.500%, 2/15/22	693,000	763,599
7.690%, 6/15/25	254,000	297,815
MPH Acquisition Holdings LLC 7.125%, 6/1/24§	869,000	814,861
NVA Holdings, Inc. 6.875%, 4/1/26§	1,597,000	1,668,865
Polaris Intermediate Corp. 8.500%, 12/1/22 PIK§	671,000	591,319
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	1,800,000	1,908,000
Surgery Center Holdings, Inc. 6.750%, 7/1/25 (x)§	394,000	342,780
10.000%, 4/15/27§	333,000	332,168
Syneos Health, Inc. 7.500%, 10/1/24§	441,000	460,845
Team Health Holdings, Inc. 6.375%, 2/1/25 (x)§	398,000	300,490
Tenet Healthcare Corp. 4.625%, 7/15/24	400,000	407,500
5.125%, 5/1/25	771,000	778,710
7.000%, 8/1/25 (x)	243,000	241,785
Vizient, Inc. 6.250%, 5/15/27§	91,000	96,123
WellCare Health Plans, Inc. 5.375%, 8/15/26§	328,000	346,860
West Street Merger Sub, Inc. 6.375%, 9/1/25§	396,000	368,280

		15,812,778

Health Care Technology (0.3%)
IQVIA, Inc. 4.875%, 5/15/23§	647,000	663,984

Life Sciences Tools & Services (0.1%)
Charles River Laboratories International, Inc.
5.500%, 4/1/26§	208,000	217,880

Pharmaceuticals (1.2%)
Bausch Health Americas, Inc. 9.250%, 4/1/26§	621,000	694,278
Bausch Health Cos., Inc. 7.000%, 3/15/24§	762,000	809,701
5.500%, 11/1/25§	204,000	212,670
5.750%, 8/15/27§	149,000	156,596
7.000%, 1/15/28§	175,000	180,700
Catalent Pharma Solutions, Inc. 4.875%, 1/15/26§	107,000	108,605
5.000%, 7/15/27§	278,000	282,170

		2,444,720

Total Health Care		19,855,020

Industrials (10.1%)
Aerospace & Defense (2.2%)
Bombardier, Inc. 8.750%, 12/1/21§	263,000	286,420
7.875%, 4/15/27§	619,000	619,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
TransDigm, Inc. 6.000%, 7/15/22	$1,810,000	$1,832,625
6.500%, 5/15/25	250,000	252,875
6.250%, 3/15/26§	1,307,000	1,365,815
Triumph Group, Inc. 7.750%, 8/15/25	281,000	271,165

		4,628,674

Building Products (1.3%)
Masonite International Corp. 5.625%, 3/15/23§	196,000	201,880
Reliance Intermediate Holdings LP 6.500%, 4/1/23§	750,000	772,500
Standard Industries, Inc. 5.500%, 2/15/23§	660,000	678,150
6.000%, 10/15/25§	374,000	396,907
Summit Materials LLC 6.125%, 7/15/23	700,000	708,750

		2,758,187

Commercial Services & Supplies (3.1%)
ACCO Brands Corp. 5.250%, 12/15/24§	378,000	381,307
Covanta Holding Corp. 5.875%, 7/1/25	275,000	286,000
6.000%, 1/1/27	625,000	650,781
GFL Environmental, Inc. 7.000%, 6/1/26§	314,000	320,672
8.500%, 5/1/27§	700,000	750,750
Matthews International Corp. 5.250%, 12/1/25§	238,000	233,538
Multi-Color Corp. 6.125%, 12/1/22§	465,000	479,531
4.875%, 11/1/25§	455,000	477,068
Nielsen Finance LLC 5.000%, 4/15/22§	1,480,000	1,476,300
Prime Security Services Borrower LLC
9.250%, 5/15/23§	659,000	692,082
Sotera Health Topco, Inc. 8.125%, 11/1/21 PIK§	630,000	626,850
Waste Pro USA, Inc. 5.500%, 2/15/26§	125,000	127,500

		6,502,379

Construction & Engineering (0.3%)
AECOM Global II LLC 5.000%, 4/1/22 (e)	265,000	270,631
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	249,000	252,735

		523,366

Machinery (0.7%)
EnPro Industries, Inc. 5.750%, 10/15/26	298,000	303,960
Mueller Water Products, Inc. 5.500%, 6/15/26§	372,000	383,160
Welbilt, Inc. 9.500%, 2/15/24	689,000	744,120

		1,431,240

Professional Services (0.8%)
Dun & Bradstreet Corp. (The) 6.875%, 8/15/26§	184,000	193,660
10.250%, 2/15/27§	478,000	506,680
IHS Markit Ltd. 5.000%, 11/1/22§	111,000	117,619
Jaguar Holding Co. II 6.375%, 8/1/23§	932,000	962,290

		1,780,249

Road & Rail (1.6%)
Avolon Holdings Funding Ltd. 5.250%, 5/15/24§	186,000	198,648
DAE Funding LLC 5.250%, 11/15/21§	278,000	288,955
5.000%, 8/1/24§	955,000	974,100
Kenan Advantage Group, Inc. (The) 7.875%, 7/31/23§	957,000	861,300
Park Aerospace Holdings Ltd. 5.500%, 2/15/24§	366,000	394,395
Watco Cos. LLC 6.375%, 4/1/23§	755,000	764,437

		3,481,835

Trading Companies & Distributors (0.1%)
Beacon Roofing Supply, Inc. 6.375%, 10/1/23	227,000	235,513
WESCO Distribution, Inc. 5.375%, 6/15/24	25,000	25,625

		261,138

Total Industrials		21,367,068

Information Technology (11.2%)
Communications Equipment (2.2%)
CommScope Technologies LLC 6.000%, 6/15/25§	1,000,000	933,940
CommScope, Inc. 5.000%, 6/15/21§	96,000	95,880
6.000%, 3/1/26§	1,250,000	1,281,250
8.250%, 3/1/27§	794,000	808,768
ViaSat, Inc. 5.625%, 9/15/25§	1,200,000	1,179,000
5.625%, 4/15/27§	300,000	312,000

		4,610,838

Electronic Equipment, Instruments & Components (0.3%)
Anixter, Inc. 6.000%, 12/1/25§	232,000	249,980
Itron, Inc. 5.000%, 1/15/26§	426,000	434,520

		684,500

IT Services (2.5%)
Alliance Data Systems Corp. 5.375%, 8/1/22§	1,525,000	1,540,250
Exela Intermediate LLC 10.000%, 7/15/23§	783,000	635,209
First Data Corp. 5.375%, 8/15/23§	94,000	95,363
Gartner, Inc. 5.125%, 4/1/25§	192,000	196,896

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
GTT Communications, Inc. 7.875%, 12/31/24§	$470,000	$383,050
Unisys Corp. 10.750%, 4/15/22§	250,000	275,938
Zayo Group LLC 6.000%, 4/1/23	1,715,000	1,753,587
5.750%, 1/15/27§	411,000	418,246

		5,298,539

Software (5.1%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	728,000	758,249
CDK Global, Inc. 5.875%, 6/15/26	274,000	288,385
Change Healthcare Holdings LLC 5.750%, 3/1/25§	2,206,000	2,239,090
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	1,075,000	1,165,031
Granite Merger Sub 2, Inc. 11.000%, 7/15/27§	326,000	327,630
HNA Ecotech Panorama Cayman Co. Ltd.
8.000%, 4/15/21§	335,000	304,583
Informatica LLC 7.125%, 7/15/23§	893,000	908,779
PTC, Inc. 6.000%, 5/15/24	500,000	523,125
Solera LLC 10.500%, 3/1/24§	803,000	869,248
Sophia LP 9.000%, 9/30/23§	1,901,000	1,960,406
SS&C Technologies, Inc. 5.500%, 9/30/27§	1,490,000	1,547,738

		10,892,264

Technology Hardware, Storage & Peripherals (1.1%)
Dell International LLC 5.875%, 6/15/21§	871,000	881,887
7.125%, 6/15/24§	468,000	492,907
Everi Payments, Inc. 7.500%, 12/15/25§	326,000	341,485
NCR Corp. 4.625%, 2/15/21	495,000	495,619
5.875%, 12/15/21	127,000	128,111

		2,340,009

Total Information Technology		23,826,150

Materials (5.1%)
Chemicals (2.0%)
Axalta Coating Systems LLC 4.875%, 8/15/24§	400,000	412,500
Blue Cube Spinco LLC 10.000%, 10/15/25	518,000	585,987
INEOS Group Holdings SA 5.625%, 8/1/24 (x)§	480,000	489,600
Koppers, Inc. 6.000%, 2/15/25§	320,000	300,000
NOVA Chemicals Corp. 4.875%, 6/1/24§	337,000	347,953
Nufarm Australia Ltd. 5.750%, 4/30/26§	456,000	433,200
PQ Corp. 6.750%, 11/15/22§	461,000	477,135
5.750%, 12/15/25§	384,000	389,760
Rayonier AM Products, Inc. 5.500%, 6/1/24§	600,000	513,000
Starfruit Finco BV 8.000%, 10/1/26 (x)§	300,000	308,250

		4,257,385

Containers & Packaging (3.1%)
Berry Global Escrow Corp. 4.875%, 7/15/26§	675,000	687,656
5.625%, 7/15/27§	450,000	466,875
Berry Global, Inc. 5.500%, 5/15/22	276,000	280,140
5.125%, 7/15/23	357,000	364,961
4.500%, 2/15/26§	225,000	221,906
BWAY Holding Co. 5.500%, 4/15/24§	337,000	337,169
7.250%, 4/15/25§	782,000	754,630
Flex Acquisition Co., Inc. 7.875%, 7/15/26§	400,000	368,000
LABL Escrow Issuer LLC 6.750%, 7/15/26§	238,000	239,488
10.500%, 7/15/27§	346,000	346,612
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	188,000	192,700
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	273,288	273,630
(ICE LIBOR USD 3 Month + 3.50%), 6.097%, 7/15/21 (k)§	496,000	496,620
5.125%, 7/15/23§	1,350,000	1,375,313
W/S Packaging Holdings, Inc. 9.000%, 4/15/23§	28,000	30,296

		6,435,996

Metals & Mining (0.0%)
Novelis Corp. 6.250%, 8/15/24§	80,000	83,615

Total Materials		10,776,996

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Equinix, Inc. (REIT) 5.375%, 4/1/23	224,000	228,760
5.875%, 1/15/26	250,000	265,937
MGM Growth Properties Operating Partnership LP (REIT)
5.750%, 2/1/27§	182,000	195,423
SBA Communications Corp. (REIT)
4.875%, 9/1/24	255,000	261,694

		951,814

Real Estate Management & Development (0.6%)
Greystar Real Estate Partners LLC 5.750%, 12/1/25§	456,000	466,260
Howard Hughes Corp. (The) 5.375%, 3/15/25§	376,000	386,810
Realogy Group LLC 9.375%, 4/1/27§	380,000	332,975

		1,186,045

Total Real Estate		2,137,859

Total Corporate Bonds		172,865,341

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Loan Participations (3.4%)
Consumer Discretionary (0.3%)
Auto Components (0.3%)
Panther BF Aggregator 2 LP, Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.902%, 3/18/26 (k)	$600,000	$594,150

Total Consumer Discretionary		594,150

Health Care (0.8%)
Health Care Providers & Services (0.8%)
Dentalcorp Perfect Smile Ulc (ICE LIBOR USD 1 Month + 3.75%), 6.152%, 5/31/25 (k)	519,175	512,686
Envision Healthcare Corp. (ICE LIBOR USD 1 Month + 3.75%), 6.152%, 10/10/25 (k)	820,750	710,291
Sound Inpatient Physicians, Inc. (ICE LIBOR USD 1 Month + 6.75%), 9.152%, 6/26/26 (k)	500,000	496,875

		1,719,852

Total Health Care		1,719,852

Information Technology (1.8%)
IT Services (0.9%)
Asurion Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.902%, 8/4/25 (k)	1,700,000	1,721,959
Financial & Risk US Holdings, Inc. (ICE LIBOR USD 1 Month + 3.75%), 6.152%, 10/1/25 (k)	248,750	241,021

		1,962,980

Software (0.9%)
Greeneden US Holdings I LLC (ICE LIBOR USD 1 Month + 3.25%), 5.652%, 12/1/23 (k)	423,668	418,196
Sophia LP (ICE LIBOR USD 3 Month + 3.25%), 5.580%, 9/30/22 (k)	120,978	120,637
Vertafore, Inc. (ICE LIBOR USD 1 Month + 7.25%), 9.652%, 7/2/26 (k)	1,375,000	1,334,327

		1,873,160

Total Information Technology		3,836,140

Materials (0.5%)
Metals & Mining (0.5%)
Aleris International, Inc. (ICE LIBOR USD 1 Month + 4.75%), 7.152%, 2/27/23 (k)	917,867	917,867

Total Materials		917,867

Total Loan Participations		7,068,009

Total Long-Term Debt Securities (85.1%) (Cost $179,181,752)		179,933,350

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.6%)
iShares iBoxx High Yield Corporate Bond ETF	128,550	11,206,989
SPDR Bloomberg Barclays High Yield Bond ETF (x)	102,134	11,126,478

Total Exchange Traded Funds (10.6%) (Cost $22,691,058)		22,333,467

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile USA, Inc., CVR, expiring 3/1/23 (r)* (Cost $—)	1,420,000	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	3,229,447	3,230,738

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.5%)
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $3,001,406, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $3,060,000. (xx)	$3,000,000	3,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $334,312, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $340,998. (xx)	334,243	334,243
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $2,000,926, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 8/22/19-2/15/48; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		5,334,243

Total Short-Term Investments (4.0%) (Cost $8,564,628)		8,564,981

Total Investments in Securities (99.7%) (Cost $210,437,438)		210,831,798
Other Assets Less Liabilities (0.3%)		710,687

Net Assets (100%)		$211,542,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $123,073,961 or 58.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $8,211,476. This was collateralized by $3,215,256 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 7/9/19 - 2/15/45 and by cash of $5,334,243 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	—	Contingent Value Rights
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-in Kind Security
USD	—	United States Dollar

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Communication Services	$—	$34,543,261	$—		$34,543,261
Consumer Discretionary	—	15,247,021	—		15,247,021
Consumer Staples	—	6,910,092	—		6,910,092
Energy	—	20,674,450	—		20,674,450
Financials	—	17,527,424	—		17,527,424
Health Care	—	19,855,020	—		19,855,020
Industrials	—	21,367,068	—		21,367,068
Information Technology	—	23,826,150	—		23,826,150
Materials	—	10,776,996	—		10,776,996
Real Estate	—	2,137,859	—		2,137,859
Exchange Traded Funds	22,333,467	—	—		22,333,467
Loan Participations
Consumer Discretionary	—	594,150	—		594,150
Health Care	—	1,719,852	—		1,719,852
Information Technology	—	3,836,140	—		3,836,140
Materials	—	917,867	—		917,867
Rights
Communication Services	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	3,230,738	—	—		3,230,738
Repurchase Agreements	—	5,334,243	—		5,334,243

Total Assets	$25,564,205	$185,267,593	$—		$210,831,798

Total Liabilities	$—	$—	$—		$—

Total	$25,564,205	$185,267,593	$—		$210,831,798

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$49,815,673
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$46,127,637

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,394,796
Aggregate gross unrealized depreciation	(3,083,639)

Net unrealized appreciation	$311,157

Federal income tax cost of investments in securities and derivative instruments, if applicable	$210,520,641

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $205,103,195)	$205,497,555
Repurchase Agreements (Cost $5,334,243)	5,334,243
Cash	5,190,013
Foreign cash (Cost $2,305)	2,019
Dividends, interest and other receivables	2,825,658
Receivable for securities sold	1,538,991
Receivable for Portfolio shares sold	54,743
Securities lending income receivable	8,346
Other assets	2,229

Total assets	220,453,797

LIABILITIES
Payable for return of collateral on securities loaned	5,334,243
Payable for securities purchased	3,299,756
Investment management fees payable	91,520
Payable for Portfolio shares redeemed	72,847
Administrative fees payable	21,104
Distribution fees payable – Class IB	6,989
Trustees’ fees payable	66
Accrued expenses	84,787

Total liabilities	8,911,312

NET ASSETS	$211,542,485

Net assets were comprised of:
Paid in capital	$216,720,909
Total distributable earnings (loss)	(5,178,424)

Net assets	$211,542,485

Class IB
Net asset value, offering and redemption price per share, $34,626,092 / 3,556,819 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.74

Class K
Net asset value, offering and redemption price per share, $176,916,393 / 18,165,184 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.74

(x)	Includes value of securities on loan of $8,211,476.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$5,522,598
Dividends	531,354
Securities lending (net)	87,707

Total income	6,141,659

EXPENSES
Investment management fees	614,281
Administrative fees	126,584
Custodian fees	43,639
Distribution fees – Class IB	39,744
Professional fees	34,173
Printing and mailing expenses	15,558
Trustees’ fees	3,046
Miscellaneous	6,445

Gross expenses	883,470
Less: Waiver from investment manager	(75,503)

Net expenses	807,967

NET INVESTMENT INCOME (LOSS)	5,333,692

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	52,018
Net distributions of realized gain received from underlying funds	108

Net realized gain (loss)	52,126

Change in unrealized appreciation (depreciation) on:
Investments in securities	12,002,846
Foreign currency translations	(11)
Unfunded commitments	969

Net change in unrealized appreciation (depreciation)	12,003,804

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,055,930

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,389,622

See Notes to Financial Statements.

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1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,333,692	$11,154,240
Net realized gain (loss)	52,126	(1,315,948)
Net change in unrealized appreciation (depreciation)	12,003,804	(13,755,157)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,389,622	(3,916,865)

Distributions to shareholders:
Class IB	—	(1,589,355)
Class K	—	(9,581,255)

Total distributions to shareholders	—	(11,170,610)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 671,501 and 895,496 shares, respectively ]	6,386,636	8,662,300
Capital shares issued in reinvestment of dividends [ 0 and 173,791 shares, respectively ]	—	1,589,355
Capital shares repurchased [ (287,238) and (642,129) shares, respectively ]	(2,732,311)	(6,191,047)

Total Class IB transactions	3,654,325	4,060,608

Class K
Capital shares sold [ 696,725 and 1,291,418 shares, respectively ]	6,534,467	12,499,114
Capital shares issued in reinvestment of dividends [ 0 and 1,048,658 shares, respectively ]	—	9,581,255
Capital shares repurchased [ (859,571) and (2,407,553) shares, respectively ]	(8,157,735)	(23,269,316)

Total Class K transactions	(1,623,268)	(1,188,947)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,031,057	2,871,661

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,420,679	(12,215,814)
NET ASSETS:
Beginning of period	192,121,806	204,337,620

End of period	$211,542,485	$192,121,806

See Notes to Financial Statements.

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1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.94	$9.67	$9.53	$8.99	$9.87	$10.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.50	0.49	0.52	0.56	0.55
Net realized and unrealized gain (loss)	0.56	(0.70)	0.12	0.53	(0.86)	(0.37)

Total from investment operations	0.80	(0.20)	0.61	1.05	(0.30)	0.18

Less distributions:
Dividends from net investment income	—	(0.53)	(0.47)	(0.51)	(0.58)	(0.41)
Distributions from net realized gains	—	—	—	—	—	— #

Total dividends and distributions	—	(0.53)	(0.47)	(0.51)	(0.58)	(0.41)

Net asset value, end of period	$9.74	$8.94	$9.67	$9.53	$8.99	$9.87

Total return (b)	8.95%	(2.23)%	6.46%	11.67%	(3.02)%	1.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,626	$28,369	$26,553	$19,555	$13,208	$33,545
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.04%	1.05%	1.07%	1.08%	1.18%
Before waivers (a)(f)	1.07%	1.07%	1.08%	1.09%	1.09%	1.18%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.99%	5.20%	4.95%	5.49%	5.58%	5.30%
Before waivers (a)(f)	4.92%	5.16%	4.93%	5.47%	5.58%	5.30%
Portfolio turnover rate (z)^	23%	41%	61%	72%	98%	75%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.93	$9.66	$9.52	$8.98	$9.87	$10.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	0.53	0.52	0.54	0.59	0.58
Net realized and unrealized gain (loss)	0.56	(0.71)	0.12	0.53	(0.88)	(0.37)

Total from investment operations	0.81	(0.18)	0.64	1.07	(0.29)	0.21

Less distributions:
Dividends from net investment income	—	(0.55)	(0.50)	(0.53)	(0.60)	(0.44)
Distributions from net realized gains	—	—	—	—	—	— #

Total dividends and distributions	—	(0.55)	(0.50)	(0.53)	(0.60)	(0.44)

Net asset value, end of period	$9.74	$8.93	$9.66	$9.52	$8.98	$9.87

Total return (b)	9.07%	(1.99)%	6.73%	11.97%	(2.87)%	2.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$176,916	$163,753	$177,784	$165,224	$133,870	$150,201
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.79%	0.80%	0.82%	0.84%	0.92%
Before waivers (a)(f)	0.82%	0.82%	0.83%	0.84%	0.85%	0.92%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.25%	5.44%	5.20%	5.74%	5.86%	5.55%
Before waivers (a)(f)	5.17%	5.41%	5.18%	5.73%	5.86%	5.55%
Portfolio turnover rate (z)^	23%	41%	61%	72%	98%	75%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MICRO CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Health Care	33.2%
Information Technology	18.8
Financials	14.6
Industrials	9.8
Consumer Discretionary	8.9
Repurchase Agreements	6.0
Energy	3.9
Communication Services	2.4
Real Estate	2.1
Consumer Staples	1.9
Materials	1.3
Utilities	0.7
Investment Company	0.0 #
Cash and Other	(3.6)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,233.00	$6.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,234.71	4.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.*	10,563	$18,063
Cincinnati Bell, Inc.*	9,739	48,208
Consolidated Communications Holdings, Inc.	14,783	72,880
Frontier Communications Corp.*	22,000	38,500
IDT Corp., Class B*	3,492	33,069
Ooma, Inc.*	4,069	42,643
ORBCOMM, Inc.*	15,604	113,129
Otelco, Inc., Class A*	460	7,397
Pareteum Corp. (x)*	22,526	58,793
pdvWireless, Inc.*	1,940	91,180

		523,862

Entertainment (0.5%)
Ballantyne Strong, Inc.*	2,026	6,544
Cinedigm Corp., Class A (x)*	2,946	3,977
Dolphin Entertainment, Inc.*	232	244
Glu Mobile, Inc.*	85,134	611,262
LiveXLive Media, Inc. (x)*	6,194	25,705
Reading International, Inc., Class A*	3,560	46,209
Rosetta Stone, Inc.*	4,309	98,590

		792,531

Interactive Media & Services (0.2%)
AutoWeb, Inc.*	1,919	6,812
Care.com, Inc.*	4,525	49,684
DHI Group, Inc.*	10,724	38,285
EverQuote, Inc., Class A*	1,779	23,127
Meet Group, Inc. (The)*	15,255	53,087
QuinStreet, Inc.*	9,500	150,575
Super League Gaming, Inc.*	481	4,113
Travelzoo*	1,115	17,216

		342,899

Media (1.2%)
AH Belo Corp., Class A	3,895	14,373
Beasley Broadcast Group, Inc., Class A	1,692	5,448
Boston Omaha Corp., Class A (x)*	2,104	48,708
Cardlytics, Inc.*	2,851	74,069
cbdMD, Inc. (x)*	1,979	11,676
Central European Media Enterprises Ltd., Class A*	18,597	81,083
comScore, Inc.*	10,268	52,983
Cumulus Media, Inc., Class A*	2,976	55,205
Daily Journal Corp.*	238	56,644
Emmis Communications Corp., Class A*	2,219	10,540
Entercom Communications Corp., Class A	25,933	150,411
Entravision Communications Corp., Class A	12,795	39,920
Fluent, Inc.*	132,958	715,314
Harte-Hanks, Inc.*	176	387
Hemisphere Media Group, Inc.*	3,546	45,814
Lee Enterprises, Inc.*	11,228	25,151
Marchex, Inc., Class B*	7,271	34,174
MDC Partners, Inc., Class A*	11,863	29,895
National CineMedia, Inc.	13,066	85,713
New Media Investment Group, Inc.	12,572	118,680
Saga Communications, Inc., Class A	797	24,898
Salem Media Group, Inc.	2,410	5,856
Social Reality, Inc. (x)*	2,363	11,012
TechTarget, Inc.*	4,760	101,150
Townsquare Media, Inc., Class A	1,979	10,647
Tribune Publishing Co.	3,673	29,274
Urban One, Inc.*	4,244	8,318
Xcel Brands, Inc. (x)*	351	509

		1,847,852

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	9,114	163,778
Gogo, Inc. (x)*	11,517	45,838
NII Holdings, Inc.*	2,158	3,647
Spok Holdings, Inc.	3,758	56,520

		269,783

Total Communication Services		3,776,927

Consumer Discretionary (8.9%)
Auto Components (0.4%)
Horizon Global Corp.*	4,517	16,216
Modine Manufacturing Co.*	10,386	148,624
Motorcar Parts of America, Inc.*	3,920	83,927
Shiloh Industries, Inc.*	3,267	15,910
Stoneridge, Inc.*	5,815	183,463
Strattec Security Corp.	762	18,364
Superior Industries International, Inc.	5,253	18,176
Sypris Solutions, Inc.*	462	358
Tower International, Inc.	4,188	81,666
Unique Fabricating, Inc.	1,641	4,447
UQM Technologies, Inc.*	10,957	18,079
Workhorse Group, Inc. (x)*	11,040	32,458

		621,688

Automobiles (0.0%)
Arcimoto, Inc.*	1,957	6,341

Distributors (0.0%)
Educational Development Corp.	1,323	9,248
Weyco Group, Inc.	1,288	34,402

		43,650

Diversified Consumer Services (0.3%)
American Public Education, Inc.*	3,414	100,986
Aspen Group, Inc. (x)*	3,271	12,430
Carriage Services, Inc.	3,520	66,915
Collectors Universe, Inc.	1,680	35,851
HyreCar, Inc. (x)*	2,029	8,522
Lincoln Educational Services Corp.*	5,002	11,555
Regis Corp.*	5,986	99,368
Select Interior Concepts, Inc., Class A*	4,487	52,273
Universal Technical Institute, Inc.*	3,803	13,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Zovio, Inc.*	6,141	$21,985

		422,929

Hotels, Restaurants & Leisure (1.0%)
Ark Restaurants Corp.	455	9,305
Biglari Holdings, Inc., Class B*	201	20,876
Canterbury Park Holding Corp.	525	6,479
Carrols Restaurant Group, Inc.*	7,322	66,118
Century Casinos, Inc.*	5,715	55,435
Chuy’s Holdings, Inc.*	3,526	80,816
Del Frisco’s Restaurant Group, Inc.*	6,974	55,513
Del Taco Restaurants, Inc.*	6,052	77,587
Diversified Restaurant Holdings, Inc.*	651	482
Dover Motorsports, Inc.	3,274	6,810
Drive Shack, Inc.*	12,674	59,441
El Pollo Loco Holdings, Inc. (x)*	4,520	48,183
Empire Resorts, Inc. (x)*	797	7,651
Everi Holdings, Inc.*	14,183	169,203
Famous Dave’s of America, Inc.*	909	4,009
FAT Brands, Inc. (x)	519	2,133
Fiesta Restaurant Group, Inc.*	4,918	64,623
Flanigan’s Enterprises, Inc.	184	4,228
Full House Resorts, Inc.*	5,092	9,522
Golden Entertainment, Inc.*	3,668	51,352
Good Times Restaurants, Inc.*	478	841
Habit Restaurants, Inc. (The), Class A*	4,317	45,285
Inspired Entertainment, Inc.*	1,994	16,829
iPic Entertainment, Inc., Class A (x)*	178	660
J Alexander’s Holdings, Inc.*	2,692	30,231
Lindblad Expeditions Holdings, Inc.*	4,814	86,411
Luby’s, Inc.*	3,975	4,293
Monarch Casino & Resort, Inc.*	2,378	101,636
Nathan’s Famous, Inc.	607	47,419
Noodles & Co.*	5,988	47,185
ONE Group Hospitality, Inc. (The)*	3,060	9,792
Peak Resorts, Inc. (x)	2,192	10,412
PlayAGS, Inc.*	5,579	108,512
Potbelly Corp.*	4,421	22,503
RCI Hospitality Holdings, Inc.	1,897	33,216
Red Lion Hotels Corp.*	4,975	35,372
Red Robin Gourmet Burgers, Inc.*	2,721	83,181
Ruth’s Hospitality Group, Inc.	5,984	135,897
Town Sports International Holdings, Inc.*	3,336	7,239

		1,626,680

Household Durables (2.4%)
Bassett Furniture Industries, Inc.	2,082	31,750
Beazer Homes USA, Inc.*	6,241	59,976
Century Communities, Inc.*	5,498	146,137
CSS Industries, Inc.	1,833	8,945
Dixie Group, Inc. (The)*	361	209
Emerson Radio Corp.*	1,222	1,259
Flexsteel Industries, Inc.	1,567	26,733
Green Brick Partners, Inc.*	5,099	42,373
Hamilton Beach Brands Holding Co., Class A	1,402	26,708
Hooker Furniture Corp.	2,438	50,272
Hovnanian Enterprises, Inc., Class A*	1,018	7,737
Legacy Housing Corp.*	978	12,176
LGI Homes, Inc.*	18,500	1,321,455
Libbey, Inc.*	4,607	8,569
Lifetime Brands, Inc.	2,448	23,158
Lovesac Co. (The)*	52,567	1,633,257
M/I Homes, Inc.*	5,569	158,939
New Home Co., Inc. (The)*	2,566	9,879
Nova Lifestyle, Inc. (x)*	724	507
Purple Innovation, Inc. (x)*	785	5,299
Turtle Beach Corp.*	2,832	32,738
Universal Electronics, Inc.*	2,819	115,635
VOXX International Corp.*	4,200	17,472
Vuzix Corp.*	5,006	20,474
ZAGG, Inc.*	5,882	40,939

		3,802,596

Internet & Direct Marketing Retail (1.0%)
1-800-Flowers.com, Inc., Class A*	31,859	601,498
Duluth Holdings, Inc., Class B (x)*	2,252	30,605
EVINE Live, Inc.*	11,612	5,027
Gaia, Inc.*	2,215	16,790
Jumia Technologies AG (ADR)*	19,399	512,522
Lands’ End, Inc.*	2,227	27,214
Leaf Group Ltd.*	3,625	26,861
Liquidity Services, Inc.*	5,744	34,981
Monaker Group, Inc.*	1,615	4,845
Overstock.com, Inc. (x)*	5,638	76,677
PetMed Express, Inc. (x)	4,211	65,986
Remark Holdings, Inc.*	6,732	5,722
Rubicon Project, Inc. (The)*	10,050	63,918
RumbleON, Inc., Class B (x)*	2,867	12,844
US Auto Parts Network, Inc.*	4,997	6,246
Waitr Holdings, Inc.*	11,000	69,190

		1,560,926

Leisure Products (2.4%)
American Outdoor Brands Corp.*	11,345	102,219
Clarus Corp.	4,535	65,485
Escalade, Inc.	2,245	25,750
Johnson Outdoors, Inc., Class A	1,034	77,105
Malibu Boats, Inc., Class A*	49,868	1,937,372
Marine Products Corp.	1,549	23,917
MasterCraft Boat Holdings, Inc.*	3,861	75,637
Nautilus, Inc.*	6,096	13,472
YETI Holdings, Inc. (x)*	46,373	1,342,498

		3,663,455

Multiline Retail (0.1%)
JC Penney Co., Inc.*	66,720	76,061
Tuesday Morning Corp.*	9,329	15,766

		91,827

Specialty Retail (1.0%)
America’s Car-Mart, Inc.*	1,309	112,679
Ascena Retail Group, Inc.*	33,975	20,725
Barnes & Noble Education, Inc.*	8,237	27,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Barnes & Noble, Inc.	12,331	$82,494
Big 5 Sporting Goods Corp.	4,246	8,280
Blink Charging Co. (x)*	3,989	10,691
Boot Barn Holdings, Inc.*	5,868	209,136
Build-A-Bear Workshop, Inc.*	2,989	16,709
Cato Corp. (The), Class A	4,590	56,549
Chico’s FAS, Inc.	24,481	82,501
Citi Trends, Inc.	2,393	34,986
Conn’s, Inc.*	4,175	74,398
Container Store Group, Inc. (The)*	3,336	24,420
Destination Maternity Corp.*	2,639	3,483
Destination XL Group, Inc.*	7,217	12,702
Express, Inc.*	13,800	37,674
GNC Holdings, Inc., Class A (x)*	17,149	25,723
Haverty Furniture Cos., Inc.	3,874	65,974
Hibbett Sports, Inc.*	3,839	69,870
J. Jill, Inc. (x)	3,604	7,172
Kirkland’s, Inc.*	3,164	7,151
Lazydays Holdings, Inc. (x)*	1,144	5,720
Lumber Liquidators Holdings, Inc. (x)*	5,981	69,081
MarineMax, Inc.*	4,662	76,643
RTW RetailWinds, Inc.*	6,362	10,815
Sears Hometown and Outlet Stores, Inc. (x)*	2,082	4,955
Shoe Carnival, Inc. (x)	2,024	55,862
Sportsman’s Warehouse Holdings, Inc.*	8,899	33,638
Stage Stores, Inc. (x)	5,437	4,186
Stein Mart, Inc. (x)*	474	408
Tailored Brands, Inc.	10,483	60,487
Tandy Leather Factory, Inc.*	1,153	6,341
Tile Shop Holdings, Inc.	8,183	32,732
Tilly’s, Inc., Class A	4,556	34,762
Vitamin Shoppe, Inc. (x)*	3,420	13,475
Winmark Corp.	513	88,826
Zumiez, Inc.*	4,185	109,228

		1,598,152

Textiles, Apparel & Luxury Goods (0.3%)
Centric Brands, Inc.*	3,461	14,225
Charles & Colvard Ltd.*	3,926	6,203
Crown Crafts, Inc.	1,837	8,634
Culp, Inc.	2,312	43,928
Delta Apparel, Inc.*	1,296	30,041
Jerash Holdings US, Inc.	733	5,256
Lakeland Industries, Inc.*	1,605	17,976
Movado Group, Inc.	3,301	89,127
Rocky Brands, Inc.	1,454	39,665
Sequential Brands Group, Inc. (x)*	8,437	4,640
Superior Group of Cos., Inc.	2,233	38,251
Unifi, Inc.*	3,087	56,091
Vera Bradley, Inc.*	4,361	52,332
Vince Holding Corp.*	647	9,026

		415,395

Total Consumer Discretionary		13,853,639

Consumer Staples (1.9%)
Beverages (0.2%)
Alkaline Water Co., Inc. (The)*	7,919	17,264
Celsius Holdings, Inc. (x)*	5,270	23,399
Craft Brew Alliance, Inc.*	2,460	34,415
Eastside Distilling, Inc. (x)*	1,520	6,840
New Age Beverages Corp. (x)*	15,170	70,692
Primo Water Corp.*	7,347	90,368
Reed’s, Inc.*	4,294	16,231
Willamette Valley Vineyards, Inc.*	949	6,567

		265,776

Food & Staples Retailing (1.2%)
Chefs’ Warehouse, Inc. (The)*	43,508	1,525,825
HF Foods Group, Inc.*	1,577	54,895
Ingles Markets, Inc., Class A	2,967	92,363
Natural Grocers by Vitamin Cottage, Inc.*	1,901	19,105
Rite Aid Corp.*	11,364	91,026
SpartanNash Co.	7,519	87,747
Village Super Market, Inc., Class A	1,730	45,862

		1,916,823

Food Products (0.3%)
Alico, Inc.	847	25,698
Bridgford Foods Corp.*	383	11,398
Dean Foods Co.	17,141	15,835
Farmer Brothers Co.*	2,220	36,341
John B Sanfilippo & Son, Inc.	1,809	144,159
Landec Corp.*	5,126	48,031
Lifeway Foods, Inc.*	946	3,444
Limoneira Co.	3,279	65,383
RiceBran Technologies*	5,141	14,960
Rocky Mountain Chocolate Factory, Inc.	1,114	9,358
S&W Seed Co.*	3,220	8,501
Seneca Foods Corp., Class A*	1,422	39,574

		422,682

Household Products (0.0%)
Oil-Dri Corp. of America	1,087	37,002

Personal Products (0.1%)
CV Sciences, Inc. (x)*	13,345	54,248
Guardion Health Sciences, Inc.*	504	635
Lifevantage Corp.*	2,930	38,031
Mannatech, Inc.	338	5,743
Natural Alternatives International, Inc.*	1,123	13,094
Natural Health Trends Corp.	1,548	12,461
Nature’s Sunshine Products, Inc.*	1,834	17,038
United-Guardian, Inc.	679	12,765
Veru, Inc.*	9,322	19,856
Youngevity International, Inc. (x)*	1,767	10,072

		183,943

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	24,265	50,714
Pyxus International, Inc. (x)*	1,769	26,889

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Turning Point Brands, Inc.	1,735	$84,980

		162,583

Total Consumer Staples		2,988,809

Energy (3.9%)
Energy Equipment & Services (2.6%)
Aspen Aerogels, Inc.*	3,885	27,700
Basic Energy Services, Inc.*	3,910	7,429
CARBO Ceramics, Inc.*	4,607	6,219
Covia Holdings Corp.*	8,724	17,099
Dawson Geophysical Co.*	4,547	11,368
DMC Global, Inc.	22,575	1,430,126
Enservco Corp. (x)*	1,702	640
Era Group, Inc.*	4,279	35,687
Exterran Corp.*	6,595	93,781
Geospace Technologies Corp.*	2,774	41,915
Gulf Island Fabrication, Inc.*	2,687	19,078
Hermitage Offshore Services Ltd.*	672	1,848
Hornbeck Offshore Services, Inc.*	6,903	8,629
Independence Contract Drilling, Inc.*	10,064	15,901
ION Geophysical Corp.*	2,222	17,887
Key Energy Services, Inc. (x)*	2,223	5,002
Matrix Service Co.*	5,571	112,868
Mitcham Industries, Inc.*	2,503	9,887
Natural Gas Services Group, Inc.*	2,637	43,511
NCS Multistage Holdings, Inc.*	2,409	8,552
Newpark Resources, Inc.*	18,657	138,435
Nine Energy Service, Inc.*	3,333	57,761
Nuverra Environmental Solutions, Inc.*	370	1,521
Parker Drilling Co.*	1,955	39,647
Pioneer Energy Services Corp. (x)*	17,443	4,411
Profire Energy, Inc.*	6,607	9,977
Quintana Energy Services, Inc.*	1,641	2,642
Ranger Energy Services, Inc.*	1,006	8,098
RigNet, Inc.*	3,007	30,311
SEACOR Holdings, Inc.*	3,648	173,317
SEACOR Marine Holdings, Inc.*	4,040	60,438
Seadrill Ltd.*	12,293	51,139
Smart Sand, Inc. (x)*	4,523	11,036
Solaris Oilfield Infrastructure, Inc., Class A	83,661	1,253,242
Superior Drilling Products, Inc.*	621	627
Superior Energy Services, Inc.*	32,581	42,355
TETRA Technologies, Inc.*	25,413	41,423
Tidewater, Inc.*	7,906	185,633
US Well Services, Inc.*	4,209	20,287

		4,047,427

Oil, Gas & Consumable Fuels (1.3%)
Abraxas Petroleum Corp.*	33,587	34,595
Adams Resources & Energy, Inc.	455	15,597
American Resources Corp.*	1,803	5,319
Ardmore Shipping Corp.*	7,002	57,066
Bonanza Creek Energy, Inc.*	3,968	82,852
Centrus Energy Corp., Class A*	1,134	3,697
Chaparral Energy, Inc., Class A*	6,514	30,681
Clean Energy Fuels Corp.*	28,173	75,222
Comstock Resources, Inc. (x)*	3,159	17,596
Contango Oil & Gas Co.*	5,860	10,196
DHT Holdings, Inc.	18,588	109,855
Diamond S Shipping, Inc.*	4,608	58,844
Dorian LPG Ltd.*	5,830	52,587
Earthstone Energy, Inc., Class A*	4,090	25,031
Energy Fuels, Inc.*	18,589	58,184
Epsilon Energy Ltd.*	3,872	14,520
Evolution Petroleum Corp.	5,699	40,748
Falcon Minerals Corp.	8,091	67,964
Goodrich Petroleum Corp.*	1,882	24,447
Halcon Resources Corp.*	28,082	4,965
Hallador Energy Co.	4,263	24,001
HighPoint Resources Corp.*	23,560	42,879
International Seaways, Inc.*	5,288	100,472
Isramco, Inc.*	155	18,367
Lilis Energy, Inc.*	17,342	10,579
Lonestar Resources US, Inc., Class A*	4,805	11,003
Midstates Petroleum Co., Inc.*	2,789	16,427
Montage Resources Corp.*	4,486	27,365
NACCO Industries, Inc., Class A	773	40,150
Navios Maritime Acquisition Corp.	1,747	11,006
NextDecade Corp.*	2,397	15,149
Nordic American Tankers Ltd.	29,218	68,370
Northern Oil and Gas, Inc.*	58,580	113,059
Overseas Shipholding Group, Inc., Class A*	13,569	25,510
Pacific Ethanol, Inc.*	10,082	7,713
Panhandle Oil and Gas, Inc., Class A	3,252	42,406
PEDEVCO Corp.*	1,539	3,201
Penn Virginia Corp.*	2,842	87,193
PrimeEnergy Resources Corp.*	109	14,511
Renewable Energy Group, Inc.*	7,718	122,407
REX American Resources Corp.*	1,176	85,730
Ring Energy, Inc.*	12,629	41,044
Roan Resources, Inc.*	7,481	13,017
Rosehill Resources, Inc.*	2,188	8,096
SandRidge Energy, Inc.*	6,464	44,731
SilverBow Resources, Inc.*	1,484	20,553
Teekay Corp.	14,399	49,533
Teekay Tankers Ltd., Class A*	39,940	51,123
Torchlight Energy Resources, Inc. (x)*	10,702	15,197
TransAtlantic Petroleum Ltd.*	1,495	1,076
Ultra Petroleum Corp.*	1,727	311
Uranium Energy Corp. (x)*	37,378	51,208
VAALCO Energy, Inc.*	12,376	20,668
Vertex Energy, Inc.*	6,360	9,604
W&T Offshore, Inc.*	19,744	97,930

		2,101,555

Total Energy		6,148,982

Financials (14.6%)
Banks (7.7%)
1st Constitution Bancorp	1,572	29,035
ACNB Corp.	1,435	56,783
Allegiance Bancshares, Inc.*	4,082	136,094
Amalgamated Bank, Class A	2,905	50,692

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Amerant Bancorp, Inc.*	4,057	$79,963
American National Bankshares, Inc.	2,244	86,955
AmeriServ Financial, Inc.	3,350	13,902
Ames National Corp.	1,861	50,433
Arrow Financial Corp.	2,597	90,194
Atlantic Capital Bancshares, Inc.*	4,945	84,658
Auburn National Bancorporation, Inc.	488	16,348
Bancorp, Inc. (The)*	10,531	93,937
Bank First National Corp.	1,212	83,580
Bank of Commerce Holdings	3,634	38,847
Bank of Marin Bancorp	2,807	115,143
Bank of Princeton (The)	1,178	35,340
Bank of South Carolina Corp.	780	14,726
Bank of the James Financial Group, Inc.	829	12,236
BankFinancial Corp.	2,923	40,893
Bankwell Financial Group, Inc.	1,394	40,008
Bar Harbor Bankshares	3,199	85,061
Baycom Corp.*	2,174	47,611
BCB Bancorp, Inc.	2,925	40,511
Bridge Bancorp, Inc.	10,316	303,909
Bryn Mawr Bank Corp.	12,668	472,770
Business First Bancshares, Inc.	2,617	66,603
Byline Bancorp, Inc.*	26,062	498,305
C&F Financial Corp.	689	37,626
Cambridge Bancorp	900	73,350
Camden National Corp.	3,217	147,564
Capital Bancorp, Inc.*	1,623	19,963
Capital City Bank Group, Inc.	2,817	70,002
Capstar Financial Holdings, Inc.	3,062	46,389
Carolina Financial Corp.	4,389	154,010
Carolina Trust Bancshares, Inc.*	1,901	14,942
Carter Bank & Trust*	4,749	93,793
CB Financial Services, Inc.	1,059	25,151
CBTX, Inc.	3,901	109,774
Central Valley Community Bancorp	2,443	52,451
Century Bancorp, Inc., Class A	588	51,685
Chemung Financial Corp.	745	36,013
Citizens & Northern Corp.	2,515	66,220
Citizens Community Bancorp, Inc.	2,226	24,130
Citizens First Corp.	492	12,635
Citizens Holding Co.	842	17,370
Civista Bancshares, Inc.	3,217	72,222
CNB Financial Corp.	3,045	85,991
Coastal Financial Corp.*	1,627	25,170
Codorus Valley Bancorp, Inc.	1,922	44,206
Colony Bankcorp, Inc.	1,558	26,408
Community Bankers Trust Corp.	4,531	38,378
Community Financial Corp. (The)	1,026	34,607
Community First Bancshares, Inc.*	151	1,499
Community Trust Bancorp, Inc.	3,244	137,189
Community West Bancshares	1,441	13,906
ConnectOne Bancorp, Inc.	6,947	157,419
Cortland Bancorp	832	19,219
County Bancorp, Inc.	1,132	19,346
Customers Bancorp, Inc.*	5,946	124,866
DNB Financial Corp.	727	32,330
Eagle Bancorp Montana, Inc.	1,229	20,401
Emclaire Financial Corp.	476	14,880
Enterprise Bancorp, Inc.	1,883	59,710
Equity Bancshares, Inc., Class A*	3,169	84,486
Esquire Financial Holdings, Inc.*	1,337	33,626
Evans Bancorp, Inc.	990	37,353
Farmers & Merchants Bancorp, Inc.	2,114	61,560
Farmers National Banc Corp.	5,370	79,637
Fidelity D&D Bancorp, Inc. (x)	586	39,379
Financial Institutions, Inc.	3,245	94,592
First Bancorp, Inc.	2,149	57,701
First Bancshares, Inc. (The)	3,477	105,492
First Bank	3,483	40,890
First Business Financial Services, Inc.	1,754	41,219
First Capital, Inc.	680	34,367
First Choice Bancorp	2,115	48,095
First Community Bankshares, Inc.	3,219	108,673
First Community Corp.	1,534	28,394
First Financial Corp.	2,503	100,520
First Financial Northwest, Inc.	1,666	23,574
First Foundation, Inc.	8,199	110,195
First Guaranty Bancshares, Inc.	983	20,496
First Internet Bancorp	2,052	44,200
First Mid Bancshares, Inc.	3,051	106,541
First National Corp.	935	19,027
First Northwest Bancorp	1,880	30,550
First of Long Island Corp. (The)	5,023	100,862
First Savings Financial Group, Inc.	386	23,160
First United Corp.	1,435	28,284
First US Bancshares, Inc.	1,194	11,033
Flushing Financial Corp.	5,669	125,852
FNCB Bancorp, Inc. (x)	3,587	27,763
Franklin Financial Network, Inc.	2,750	76,615
Franklin Financial Services Corp.	879	33,507
FVCBankcorp, Inc.*	2,545	49,424
German American Bancorp, Inc.	4,869	146,654
Great Southern Bancorp, Inc.	2,322	138,972
Guaranty Bancshares, Inc.	1,726	53,765
Hanmi Financial Corp.	5,558	123,777
HarborOne Bancorp, Inc.*	3,062	57,351
Hawthorn Bancshares, Inc.	1,187	31,801
Heritage Commerce Corp.	8,757	107,273
HomeTrust Bancshares, Inc.	3,378	84,923
Horizon Bancorp, Inc.	7,827	127,893
Howard Bancorp, Inc.*	2,702	40,989
Independent Bank Corp./MI	4,734	103,154
Investar Holding Corp.	1,951	46,531
Lakeland Bancorp, Inc.	10,220	165,053
LCNB Corp.	2,617	49,723
Level One Bancorp, Inc.	1,079	26,964
Limestone Bancorp, Inc.*	901	13,740
Macatawa Bank Corp.	5,454	55,958
Mackinac Financial Corp.	1,933	30,541
MainStreet Bancshares, Inc.*	1,489	33,934
Malvern Bancorp, Inc.*	1,584	34,864
MBT Financial Corp.	3,743	37,505
Mercantile Bank Corp.	3,364	109,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Meridian Corp.*	1,232	$20,821
Metropolitan Bank Holding Corp.*	1,471	64,724
Mid Penn Bancorp, Inc.	1,446	36,078
Middlefield Banc Corp. (x)	643	26,363
Midland States Bancorp, Inc.	4,543	121,389
MidSouth Bancorp, Inc.	3,296	39,058
MidWestOne Financial Group, Inc.	2,489	69,592
MutualFirst Financial, Inc.	1,241	42,244
MVB Financial Corp.	1,979	33,564
National Bankshares, Inc.	1,326	51,621
Nicolet Bankshares, Inc.*	1,719	106,681
Northeast Bank	1,571	43,328
Northrim Bancorp, Inc.	1,417	50,530
Norwood Financial Corp. (x)	1,210	42,120
Oak Valley Bancorp (x)	1,435	28,054
Ohio Valley Banc Corp.	868	33,479
Old Line Bancshares, Inc.	3,197	85,072
Old Point Financial Corp.	748	16,493
Old Second Bancorp, Inc.	6,082	77,667
Origin Bancorp, Inc.	4,053	133,749
Orrstown Financial Services, Inc.	2,148	47,235
Pacific City Financial Corp.	2,596	44,236
Pacific Mercantile Bancorp*	4,079	33,652
Parke Bancorp, Inc.	1,888	45,218
Patriot National Bancorp, Inc.	316	4,718
Peapack Gladstone Financial Corp.	3,965	111,496
Penns Woods Bancorp, Inc.	959	43,395
Peoples Bancorp of North Carolina, Inc.	965	28,998
Peoples Bancorp, Inc.	3,774	121,749
Peoples Financial Services Corp.	1,445	65,011
People’s Utah Bancorp	3,288	96,667
Plumas Bancorp	991	24,081
Preferred Bank	2,944	139,104
Premier Financial Bancorp, Inc.	2,734	41,010
QCR Holdings, Inc.	3,094	107,888
RBB Bancorp	3,404	65,833
Red River Bancshares, Inc.*	146	7,074
Reliant Bancorp, Inc.	2,141	50,592
Republic Bancorp, Inc., Class A	2,032	101,092
Republic First Bancorp, Inc.*	9,159	44,971
Riverview Financial Corp.	1,851	19,435
Salisbury Bancorp, Inc. (x)	516	20,124
SB Financial Group, Inc.	1,236	20,345
SB One Bancorp	1,717	38,375
Select Bancorp, Inc.*	3,398	38,873
Shore Bancshares, Inc.	2,651	43,317
Sierra Bancorp	2,967	80,465
SmartFinancial, Inc.*	2,669	57,891
Sound Financial Bancorp, Inc.	459	15,675
South Plains Financial, Inc.*	715	11,798
Southern First Bancshares, Inc.*	1,463	57,291
Southern National Bancorp of Virginia, Inc.	4,134	63,292
Spirit of Texas Bancshares, Inc.*	2,464	55,440
Stewardship Financial Corp.	1,638	25,323
Stock Yards Bancorp, Inc.	4,250	153,638
Summit Financial Group, Inc.	2,320	62,292
Summit State Bank	1,062	11,682
TriState Capital Holdings, Inc.*	5,122	109,303
Triumph Bancorp, Inc.*	5,164	150,014
Two River Bancorp	1,572	22,574
Union Bankshares, Inc.	816	30,200
United Bancorp, Inc.	1,032	11,631
United Bancshares, Inc.	588	11,860
United Security Bancshares	2,824	32,165
Unity Bancorp, Inc.	1,654	37,546
Univest Financial Corp.	6,032	158,400
Washington Trust Bancorp, Inc.	3,171	165,463
Wellesley Bank	450	14,675
West Bancorporation, Inc.	3,354	71,172

		12,050,289

Capital Markets (0.6%)
Ashford, Inc.*	216	6,867
B. Riley Financial, Inc.	4,232	88,279
Cowen, Inc., Class A*	6,035	103,742
Diamond Hill Investment Group, Inc.	680	96,369
Donnelley Financial Solutions, Inc.*	6,581	87,790
GAIN Capital Holdings, Inc. (x)	3,999	16,516
Great Elm Capital Group, Inc.*	4,063	17,471
Greenhill & Co., Inc.	3,540	48,109
Hennessy Advisors, Inc.	993	9,632
INTL. FCStone, Inc.*	3,344	132,389
Ladenburg Thalmann Financial Services, Inc.	24,911	85,445
Manning & Napier, Inc.	3,235	5,661
Medley Management, Inc., Class A (x)	1,320	3,247
National Holdings Corp.*	903	2,447
Oppenheimer Holdings, Inc., Class A	2,028	55,202
Pzena Investment Management, Inc., Class A	3,703	31,809
Safeguard Scientifics, Inc.*	3,468	41,859
Siebert Financial Corp.*	1,591	14,319
Silvercrest Asset Management Group, Inc., Class A	1,796	25,198
TheStreet, Inc.	809	4,959
Value Line, Inc.	222	6,107
Westwood Holdings Group, Inc.	1,713	60,298

		943,715

Consumer Finance (0.3%)
Asta Funding, Inc.*	569	4,006
Atlanticus Holdings Corp.*	1,275	5,164
Consumer Portfolio Services, Inc.*	3,586	13,627
Curo Group Holdings Corp.*	3,649	40,321
Elevate Credit, Inc.*	4,626	19,059
Enova International, Inc.*	6,911	159,299
EZCORP, Inc., Class A*	10,665	100,997
Medallion Financial Corp.*	4,327	29,164
Nicholas Financial, Inc.*	1,387	13,038
Regional Management Corp.*	1,946	51,316

		435,991

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.1%)
A-Mark Precious Metals, Inc.*	960	$12,528
GWG Holdings, Inc.	392	2,799
Marlin Business Services Corp.	1,838	45,821
On Deck Capital, Inc.*	13,941	57,855

		119,003

Insurance (3.7%)
1347 Property Insurance Holdings, Inc.*	155	767
Atlantic American Corp.	932	2,218
Blue Capital Reinsurance Holdings Ltd.	1,238	8,158
Citizens, Inc. (x)*	10,374	75,730
Conifer Holdings, Inc.*	963	3,842
Crawford & Co., Class A	3,469	36,529
Crawford & Co., Class B	305	2,840
Donegal Group, Inc., Class A	2,165	33,060
eHealth, Inc.*	27,210	2,342,781
EMC Insurance Group, Inc.	1,978	71,267
FedNat Holding Co.	2,421	34,548
Global Indemnity Ltd.	1,744	53,994
Goosehead Insurance, Inc., Class A	26,686	1,275,591
Greenlight Capital Re Ltd., Class A*	6,116	51,925
Hallmark Financial Services, Inc.*	2,740	38,990
HCI Group, Inc.	1,416	57,305
Health Insurance Innovations, Inc., Class A (x)*	2,046	53,032
Heritage Insurance Holdings, Inc.	5,587	86,096
ICC Holdings, Inc.*	307	4,255
Independence Holding Co.	1,042	40,346
Investors Title Co.	292	48,764
Kingstone Cos., Inc.	1,959	16,945
Kingsway Financial Services, Inc.*	1,158	2,837
NI Holdings, Inc.*	2,001	35,238
Palomar Holdings, Inc.*	1,190	28,608
Protective Insurance Corp., Class B	1,970	34,219
Tiptree, Inc.	5,249	33,069
Trupanion, Inc. (x)*	30,386	1,097,846
United Insurance Holdings Corp.	4,324	61,660
Watford Holdings Ltd.*	4,245	116,398

		5,748,858

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AG Mortgage Investment Trust, Inc. (REIT)	6,825	108,517
Anworth Mortgage Asset Corp. (REIT)	20,481	77,623
Ares Commercial Real Estate Corp. (REIT)	5,660	84,108
Arlington Asset Investment Corp. (REIT), Class A	7,567	52,061
Cherry Hill Mortgage Investment Corp. (REIT)	3,289	52,624
Dynex Capital, Inc. (REIT)	5,027	84,202
Ellington Financial, Inc. (REIT)	5,657	101,656
Ellington Residential Mortgage REIT (REIT)	1,935	20,821
Exantas Capital Corp. (REIT)	6,396	72,339
Great Ajax Corp. (REIT)	3,368	47,152
Hunt Cos. Finance Trust, Inc. (REIT)	3,750	12,788
Manhattan Bridge Capital, Inc. (REIT)	1,488	9,523
Orchid Island Capital, Inc. (REIT) (x)	10,819	68,809
Ready Capital Corp. (REIT)	6,541	97,461
Western Asset Mortgage Capital Corp. (REIT)	9,877	98,572

		988,256

Thrifts & Mortgage Finance (1.6%)
Bancorp 34, Inc.	622	9,616
Bank7 Corp.*	790	14,607
Bridgewater Bancshares, Inc.*	4,891	56,442
Broadway Financial Corp.*	3,014	4,280
CBM Bancorp, Inc.*	794	10,957
Central Federal Corp.*	756	9,102
Dime Community Bancshares, Inc.	6,650	126,284
Elmira Savings Bank	516	8,282
Entegra Financial Corp.*	1,276	38,433
ESSA Bancorp, Inc.	1,984	30,256
Federal Agricultural Mortgage Corp., Class C	1,892	137,473
First Defiance Financial Corp.	4,073	116,366
FS Bancorp, Inc.	838	43,467
Greene County Bancorp, Inc.	694	20,417
Guaranty Federal Bancshares, Inc.	669	15,554
Hingham Institution for Savings	291	57,621
HMN Financial, Inc.*	826	17,346
Home Bancorp, Inc.	1,631	62,761
Home Federal Bancorp, Inc.	273	9,077
HomeStreet, Inc.*	5,212	154,484
HopFed Bancorp, Inc.	1,098	20,829
HV Bancorp, Inc.*	403	5,892
IF Bancorp, Inc.	571	11,940
Impac Mortgage Holdings, Inc.*	2,136	6,622
Lake Shore Bancorp, Inc.	411	6,144
Luther Burbank Corp.	4,185	45,575
Merchants Bancorp	1,808	30,790
Meridian Bancorp, Inc.	10,061	179,991
Mid-Southern Bancorp, Inc.	669	8,436
MMA Capital Holdings, Inc.*	1,029	34,441
Mr Cooper Group, Inc.*	15,961	127,848
MSB Financial Corp.	903	13,825
Oconee Federal Financial Corp.	359	8,239
Ocwen Financial Corp.*	28,243	58,463
OP Bancorp	2,721	29,496
Ottawa Bancorp, Inc.	612	7,980
Pathfinder Bancorp, Inc.	703	10,229
PB Bancorp, Inc.	1,283	15,204
PCSB Financial Corp.	3,396	68,769
PDL Community Bancorp*	1,838	26,265
Provident Bancorp, Inc.*	894	25,023
Provident Financial Holdings, Inc.	1,228	25,776
Prudential Bancorp, Inc.	1,834	34,699
Randolph Bancorp, Inc.*	1,060	16,006
Rhinebeck Bancorp, Inc.*	979	10,789
Riverview Bancorp, Inc.	4,460	38,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sachem Capital Corp. (REIT)	2,668	$14,167
Security National Financial Corp., Class A*	1,738	8,725
Severn Bancorp, Inc.	1,953	16,972
Southern Missouri Bancorp, Inc.	1,651	57,504
Standard AVB Financial Corp.	834	22,885
Sterling Bancorp, Inc.	3,559	35,483
Territorial Bancorp, Inc.	1,633	50,460
Timberland Bancorp, Inc.	1,556	46,493
United Community Financial Corp.	10,018	95,872
United Financial Bancorp, Inc.	10,647	150,974
Waterstone Financial, Inc.	5,101	87,023
Western New England Bancorp, Inc.	5,069	47,344

		2,444,086

Total Financials		22,730,198

Health Care (33.2%)
Biotechnology (17.8%)
Abeona Therapeutics, Inc.*	6,750	32,265
Achillion Pharmaceuticals, Inc.*	28,573	76,576
Acorda Therapeutics, Inc.*	9,410	72,175
Adamas Pharmaceuticals, Inc. (x)*	4,735	29,357
ADMA Biologics, Inc. (x)*	5,733	22,187
Aduro Biotech, Inc.*	13,736	21,153
Adverum Biotechnologies, Inc.*	11,139	132,443
Aeglea BioTherapeutics, Inc.*	5,487	37,586
Aeterna Zentaris, Inc.*	3,477	10,257
Affimed NV*	12,628	36,242
Agenus, Inc. (x)*	21,942	65,826
AgeX Therapeutics, Inc. (x)*	4,460	16,368
Aileron Therapeutics, Inc.*	3,849	2,771
Akebia Therapeutics, Inc.*	24,757	119,824
Albireo Pharma, Inc.*	2,165	69,800
Aldeyra Therapeutics, Inc.*	4,729	28,374
Alector, Inc.*	50,374	957,106
Allena Pharmaceuticals, Inc.*	2,463	10,024
Alpine Immune Sciences, Inc.*	986	4,151
Altimmune, Inc.*	2,764	6,578
AMAG Pharmaceuticals, Inc.*	7,060	70,529
Anavex Life Sciences Corp. (x)*	9,002	30,337
Anika Therapeutics, Inc.*	2,895	117,595
Anixa Biosciences, Inc. (x)*	3,605	13,086
Applied Genetic Technologies Corp.*	3,216	12,189
Aptinyx, Inc.*	3,116	10,407
AquaBounty Technologies, Inc. (x)*	2,532	7,773
Aravive, Inc.*	1,585	9,510
Arbutus Biopharma Corp.*	7,911	16,455
Arcturus Therapeutics Holdings, Inc. (x)*	1,722	16,256
Arcus Biosciences, Inc. (x)*	6,612	52,565
Ardelyx, Inc.*	9,890	26,604
Arena Pharmaceuticals, Inc.*	6,710	393,407
Aridis Pharmaceuticals, Inc.*	1,222	12,428
Armata Pharmaceuticals, Inc.*	806	3,232
ArQule, Inc.*	21,384	235,438
Assembly Biosciences, Inc.*	4,743	63,983
Athersys, Inc. (x)*	26,848	45,105
Audentes Therapeutics, Inc.*	21,644	819,442
Avid Bioservices, Inc.*	11,236	62,922
Avrobio, Inc.*	3,289	53,479
Axcella Health, Inc.*	343	3,193
AzurRx BioPharma, Inc. (x)*	3,253	5,530
Bellicum Pharmaceuticals, Inc.*	9,471	16,101
Beyondspring, Inc.*	2,245	53,207
BioCryst Pharmaceuticals, Inc.*	23,092	87,519
Bio-Path Holdings, Inc.*	523	7,003
BioSpecifics Technologies Corp.*	1,286	76,787
BioTime, Inc. (x)*	22,679	24,947
Bioxcel Therapeutics, Inc.*	1,264	13,853
BrainStorm Cell Therapeutics, Inc. (x)*	3,860	15,247
Calithera Biosciences, Inc.*	7,220	28,158
Calyxt, Inc. (x)*	1,955	24,398
Cara Therapeutics, Inc. (x)*	7,151	153,747
CareDx, Inc.*	49,325	1,775,207
CASI Pharmaceuticals, Inc. (x)*	10,574	33,837
Catabasis Pharmaceuticals, Inc.*	2,387	19,263
Catalyst Biosciences, Inc.*	2,495	18,388
Catalyst Pharmaceuticals, Inc. (x)*	20,229	77,679
Celcuity, Inc.*	1,234	30,850
Celldex Therapeutics, Inc.*	2,846	7,627
Cellular Biomedicine Group, Inc.*	2,537	41,937
CEL-SCI Corp. (x)*	5,527	46,316
Celsion Corp. (x)*	3,754	6,832
Checkpoint Therapeutics, Inc.*	4,834	14,647
ChemoCentryx, Inc.*	8,544	79,459
Chimerix, Inc.*	10,053	43,429
Cidara Therapeutics, Inc.*	4,754	7,987
Cleveland BioLabs, Inc. (x)*	194	281
Cohbar, Inc. (m)*	5,203	8,949
Coherus Biosciences, Inc.*	59,277	1,310,022
Concert Pharmaceuticals, Inc.*	4,517	54,204
Constellation Pharmaceuticals, Inc. (x)*	3,241	39,799
ContraFect Corp.*	1,477	753
Corbus Pharmaceuticals Holdings, Inc. (x)*	12,448	86,265
Cortexyme, Inc.*	606	25,761
Corvus Pharmaceuticals, Inc.*	3,135	11,725
Crinetics Pharmaceuticals, Inc.*	2,315	57,875
Cue Biopharma, Inc. (x)*	3,783	34,009
Curis, Inc.*	5,826	10,836
Cyclerion Therapeutics, Inc.*	4,952	56,700
Cytokinetics, Inc.*	11,484	129,195
CytomX Therapeutics, Inc.*	9,442	105,939
Deciphera Pharmaceuticals, Inc.*	33,620	758,131
Denali Therapeutics, Inc.*	60,280	1,251,413
DiaMedica Therapeutics, Inc.*	1,982	9,831
Dicerna Pharmaceuticals, Inc.*	10,857	170,998
Dyadic International, Inc.*	3,915	24,508
Dynavax Technologies Corp.*	13,589	54,220
Eidos Therapeutics, Inc. (x)*	52,582	1,634,249
Eiger BioPharmaceuticals, Inc. (x)*	4,915	52,099
Enochian Biosciences, Inc.*	842	3,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Entasis Therapeutics Holdings, Inc.*	1,225	$7,901
Equillium, Inc.*	1,246	7,052
Evelo Biosciences, Inc. (x)*	2,883	25,889
Fennec Pharmaceuticals, Inc.*	2,559	10,236
Five Prime Therapeutics, Inc.*	7,087	42,735
Flexion Therapeutics, Inc.*	7,083	87,121
Fortress Biotech, Inc.*	9,124	13,686
Forty Seven, Inc.*	3,463	36,708
Galectin Therapeutics, Inc. (x)*	6,763	28,066
Gemphire Therapeutics, Inc. (x)*	214	173
Geron Corp. (x)*	36,272	51,144
GlycoMimetics, Inc.*	7,092	84,537
Gritstone Oncology, Inc. (x)*	5,226	58,218
Harpoon Therapeutics, Inc. (x)*	1,205	15,665
Homology Medicines, Inc.*	31,989	626,025
Hookipa Pharma, Inc.*	438	2,948
Idera Pharmaceuticals, Inc.*	4,862	12,982
ImmuCell Corp.*	1,094	7,111
Immunic, Inc.*	224	2,569
ImmunoGen, Inc.*	30,413	65,996
Infinity Pharmaceuticals, Inc.*	8,648	15,566
Inmune Bio, Inc.*	254	2,476
Inovio Pharmaceuticals, Inc. (x)*	19,244	56,577
Intellia Therapeutics, Inc.*	32,401	530,404
Invitae Corp.*	21,796	512,206
IVERIC bio, Inc.*	8,740	11,362
Jounce Therapeutics, Inc.*	3,393	16,795
Kadmon Holdings, Inc. (x)*	27,302	56,242
KalVista Pharmaceuticals, Inc.*	2,448	54,223
Karyopharm Therapeutics, Inc. (x)*	12,111	72,545
Kezar Life Sciences, Inc. (x)*	3,262	25,150
Kindred Biosciences, Inc.*	7,768	64,707
Kiniksa Pharmaceuticals Ltd., Class A*	2,926	39,618
Kodiak Sciences, Inc.*	4,944	57,845
Krystal Biotech, Inc. (x)*	1,838	74,016
Kura Oncology, Inc.*	6,077	119,656
La Jolla Pharmaceutical Co. (x)*	4,343	40,173
Leap Therapeutics, Inc. (x)*	2,489	4,455
LogicBio Therapeutics, Inc. (x)*	1,753	22,789
MacroGenics, Inc.*	74,069	1,256,951
Magenta Therapeutics, Inc.*	4,084	60,239
MannKind Corp. (x)*	39,320	45,218
Marker Therapeutics, Inc. (x)*	5,682	45,001
MediciNova, Inc. (x)*	8,633	83,136
MEI Pharma, Inc.*	14,291	35,728
MeiraGTx Holdings plc*	3,274	88,005
Merrimack Pharmaceuticals, Inc.*	2,723	16,474
Mersana Therapeutics, Inc.*	7,531	30,501
Millendo Therapeutics, Inc.*	1,969	22,762
Minerva Neurosciences, Inc.*	6,201	34,912
Miragen Therapeutics, Inc.*	5,809	11,908
Mirati Therapeutics, Inc.*	7,911	814,833
Molecular Templates, Inc.*	3,570	29,810
Moleculin Biotech, Inc. (x)*	8,436	10,545
Mustang Bio, Inc.*	5,838	21,484
Myovant Sciences Ltd.*	78,041	706,271
NantKwest, Inc. (x)*	6,079	6,201
Neon Therapeutics, Inc.*	2,965	14,054
Neurotrope, Inc.*	2,597	20,828
NewLink Genetics Corp.*	6,118	9,055
NextCure, Inc.*	606	9,078
Novavax, Inc. (x)*	4,921	28,837
Novelion Therapeutics, Inc. (x)*	213	166
Nymox Pharmaceutical Corp.*	7,058	10,234
Oncocyte Corp.*	4,508	11,225
Organogenesis Holdings, Inc.*	2,209	16,788
Organovo Holdings, Inc.*	25,183	13,171
Orgenesis, Inc. (x)*	2,564	11,410
Ovid therapeutics, Inc.*	4,905	9,074
Palatin Technologies, Inc.*	42,438	49,228
PDL BioPharma, Inc.*	24,960	78,374
Pfenex, Inc.*	6,256	42,165
PhaseBio Pharmaceuticals, Inc.*	2,877	37,746
Pieris Pharmaceuticals, Inc.*	10,224	48,053
PolarityTE, Inc. (x)*	2,943	16,775
Precision BioSciences, Inc.*	1,922	25,467
Principia Biopharma, Inc.*	2,809	93,231
Progenics Pharmaceuticals, Inc.*	17,835	110,042
Protagonist Therapeutics, Inc.*	3,180	38,510
Proteostasis Therapeutics, Inc. (x)*	8,905	8,690
Prothena Corp. plc*	8,430	89,105
Ra Pharmaceuticals, Inc.*	43,740	1,315,262
Recro Pharma, Inc.*	4,017	40,853
Repligen Corp.*	6,526	560,910
Replimune Group, Inc.*	2,432	35,653
Rhythm Pharmaceuticals, Inc.*	4,818	105,996
Rigel Pharmaceuticals, Inc.*	35,275	92,068
Rocket Pharmaceuticals, Inc.*	45,912	688,680
Savara, Inc.*	6,661	15,787
Scholar Rock Holding Corp.*	3,251	51,561
Selecta Biosciences, Inc.*	6,861	12,281
Seres Therapeutics, Inc.*	4,496	14,477
Sesen Bio, Inc. (x)*	15,611	23,416
Soleno Therapeutics, Inc. (x)*	4,200	11,760
Solid Biosciences, Inc.*	2,656	15,272
Sorrento Therapeutics, Inc. (x)*	24,530	65,495
Spero Therapeutics, Inc.*	2,149	24,735
Spring Bank Pharmaceuticals, Inc.*	2,682	9,897
Stemline Therapeutics, Inc.*	8,401	128,703
Sunesis Pharmaceuticals, Inc.*	12,959	9,419
Surface Oncology, Inc.*	2,613	7,369
Sutro Biopharma, Inc.*	2,282	25,969
Syndax Pharmaceuticals, Inc.*	4,215	39,242
Synlogic, Inc.*	3,291	29,948
Synthorx, Inc. (x)*	1,539	20,792
Syros Pharmaceuticals, Inc.*	7,267	67,292
T2 Biosystems, Inc.*	6,979	11,725
TCR2 Therapeutics, Inc.*	372	5,323
TG Therapeutics, Inc. (x)*	16,487	142,613
Tocagen, Inc.*	4,449	29,719
Translate Bio, Inc.*	6,160	77,801
Trevena, Inc. (x)*	19,381	19,962
Turning Point Therapeutics, Inc.*	26,488	1,078,062
Twist Bioscience Corp.*	36,418	1,056,486
Tyme Technologies, Inc. (x)*	12,378	15,101
uniQure NV*	7,213	563,696
UNITY Biotechnology, Inc.*	5,597	53,172

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Unum Therapeutics, Inc.*	3,607	$9,450
Vaccinex, Inc.*	591	3,262
Vanda Pharmaceuticals, Inc.*	10,920	153,863
VBI Vaccines, Inc.*	17,596	20,587
Verastem, Inc. (x)*	14,968	22,602
Vericel Corp.*	9,221	174,185
Viking Therapeutics, Inc. (x)*	13,608	112,946
Voyager Therapeutics, Inc.*	5,062	137,788
vTv Therapeutics, Inc., Class A (x)*	2,109	3,016
X4 Pharmaceuticals, Inc.*	1,464	21,960
XBiotech, Inc. (x)*	3,808	28,865
Xencor, Inc.*	18,231	746,195
XOMA Corp.*	1,263	18,768
Y-mAbs Therapeutics, Inc.*	4,267	97,586
Zafgen, Inc.*	7,085	8,431
ZIOPHARM Oncology, Inc. (x)*	33,660	196,238

		27,725,595

Health Care Equipment & Supplies (8.8%)
Accuray, Inc.*	18,218	70,504
AIT Therapeutics, Inc.*	1,322	7,337
Alphatec Holdings, Inc. (x)*	6,259	28,416
AngioDynamics, Inc.*	7,651	150,648
Antares Pharma, Inc.*	33,916	111,584
Apollo Endosurgery, Inc.*	2,909	9,454
Apyx Medical Corp.*	6,983	46,926
Avedro, Inc.*	1,058	20,779
Axonics Modulation Technologies, Inc.*	22,060	903,798
Bellerophon Therapeutics, Inc. (x)*	1,034	620
Biolase, Inc. (x)*	2,425	3,565
BioLife Solutions, Inc.*	1,399	23,713
Biomerica, Inc.*	284	738
BioSig Technologies, Inc.*	3,285	30,846
Cerus Corp.*	28,564	160,530
Chembio Diagnostics, Inc.*	3,444	20,974
Conformis, Inc.*	13,395	58,402
Corindus Vascular Robotics, Inc.*	19,256	57,383
CryoPort, Inc.*	5,676	103,984
Cutera, Inc.*	2,900	60,262
CytoSorbents Corp. (x)*	6,420	42,436
Ekso Bionics Holdings, Inc. (x)*	9,864	12,527
ElectroCore, Inc. (x)*	2,722	5,444
Electromed, Inc.*	1,478	8,055
Endologix, Inc.*	3,525	25,521
FONAR Corp.*	1,303	28,028
GenMark Diagnostics, Inc.*	11,418	74,103
Glaukos Corp.*	13,144	991,058
Helius Medical Technologies, Inc.*	4,785	10,527
Heska Corp.*	1,455	123,922
IntriCon Corp.*	1,721	40,203
Invacare Corp.	7,052	36,600
iRadimed Corp. (x)*	925	18,916
iRhythm Technologies, Inc.*	20,152	1,593,620
IRIDEX Corp.*	2,762	12,567
Kewaunee Scientific Corp.	516	9,876
Lantheus Holdings, Inc.*	8,002	226,457
LeMaitre Vascular, Inc.	3,393	94,936
Meridian Bioscience, Inc.	8,832	104,924
Mesa Laboratories, Inc.	715	174,703
Microbot Medical, Inc.*	779	4,012
Misonix, Inc.*	1,542	39,198
Motus GI Holdings, Inc. (x)*	2,332	7,066
Neuronetics, Inc.*	64,072	801,541
Nevro Corp.*	13,746	891,153
Nuvectra Corp.*	3,710	12,428
OraSure Technologies, Inc.*	12,898	119,693
OrthoPediatrics Corp.*	26,620	1,038,180
Oxford Immunotec Global plc*	251	3,454
PAVmed, Inc.*	3,686	4,202
Pro-Dex, Inc. (x)*	513	6,659
Pulse Biosciences, Inc.*	2,358	31,126
RA Medical Systems, Inc. (x)*	1,704	6,168
Rockwell Medical, Inc. (x)*	11,698	35,211
RTI Surgical Holdings, Inc.*	11,912	50,626
SeaSpine Holdings Corp.*	3,326	44,070
Senseonics Holdings, Inc. (x)*	22,373	45,641
Sensus Healthcare, Inc. (x)*	2,405	13,324
Shockwave Medical, Inc. (x)*	13,295	759,012
SI-BONE, Inc.*	3,372	68,586
Sientra, Inc.*	4,791	29,513
Silk Road Medical, Inc.*	10,820	524,337
Soliton, Inc.*	459	6,747
Strata Skin Sciences, Inc.*	2,516	6,265
Surmodics, Inc.*	2,748	118,631
Tactile Systems Technology, Inc.*	22,169	1,261,859
Tandem Diabetes Care, Inc.*	11,071	714,301
TransEnterix, Inc. (x)*	38,595	52,489
TransMedics Group, Inc.*	1,384	40,122
Utah Medical Products, Inc.	730	69,861
Vapotherm, Inc.*	51,357	1,181,211
Vermillion, Inc. (x)*	7,406	6,591
ViewRay, Inc.*	14,560	128,274
Xtant Medical Holdings, Inc.*	690	2,070
Zosano Pharma Corp. (x)*	3,262	10,667
Zynex, Inc.	3,266	29,361

		13,668,535

Health Care Providers & Services (1.5%)
AAC Holdings, Inc.*	3,552	3,055
Addus HomeCare Corp.*	2,213	165,864
American Renal Associates Holdings, Inc.*	3,847	28,622
Apollo Medical Holdings, Inc. (x)*	1,323	22,107
Avalon GloboCare Corp.*	4,545	11,817
BioScrip, Inc.*	25,832	67,163
Capital Senior Living Corp.*	5,358	26,951
Catasys, Inc. (x)*	1,481	28,465
Community Health Systems, Inc.*	18,068	48,241
Cross Country Healthcare, Inc.*	7,494	70,294
CynergisTek, Inc.*	1,842	8,915
Digirad Corp.	415	2,868
Diplomat Pharmacy, Inc.*	12,075	73,537
Enzo Biochem, Inc.*	9,254	31,186
Five Star Senior Living, Inc.*	1,146	528
Fulgent Genetics, Inc. (x)*	1,207	8,063
Genesis Healthcare, Inc.*	17,090	21,192
Hanger, Inc.*	7,597	145,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
InfuSystem Holdings, Inc.*	3,033	$13,042
Joint Corp. (The)*	2,738	49,832
Owens & Minor, Inc.	12,927	41,366
PetIQ, Inc.*	30,339	999,973
Precipio, Inc.*	1,120	3,786
Providence Service Corp. (The)*	2,446	140,254
Psychemedics Corp.	1,073	10,826
Quorum Health Corp.*	6,317	8,781
RadNet, Inc.*	8,812	121,517
Sharps Compliance Corp.*	2,804	9,982
Surgery Partners, Inc.*	5,040	41,026
Triple-S Management Corp., Class B*	4,568	108,947

		2,313,682

Health Care Technology (1.4%)
Castlight Health, Inc., Class B*	21,111	68,188
Computer Programs & Systems, Inc.	2,664	74,033
HealthStream, Inc.*	5,463	141,273
HTG Molecular Diagnostics, Inc. (x)*	5,640	9,362
Icad, Inc.*	3,241	20,645
Inspire Medical Systems, Inc.*	29,806	1,807,734
MTBC, Inc. (x)*	1,262	6,373
OptimizeRx Corp.*	2,513	40,711
SCWorx Corp.*	1,169	6,932
Simulations Plus, Inc.	2,505	71,543

		2,246,794

Life Sciences Tools & Services (1.7%)
BioNano Genomics, Inc.*	1,041	2,551
Champions Oncology, Inc.*	1,289	10,093
ChromaDex Corp. (x)*	8,017	37,279
Codexis, Inc.*	71,766	1,322,647
Fluidigm Corp.*	14,498	178,615
Harvard Bioscience, Inc.*	7,772	15,544
NanoString Technologies, Inc.*	6,932	210,386
Personalis, Inc.*	27,934	758,408
Quanterix Corp.*	1,997	67,479

		2,603,002

Pharmaceuticals (2.0%)
AcelRx Pharmaceuticals, Inc. (x)*	16,432	41,573
Acer Therapeutics, Inc.*	1,052	4,103
Aclaris Therapeutics, Inc.*	6,837	14,973
Adamis Pharmaceuticals Corp. (x)*	9,919	12,895
Aerpio Pharmaceuticals, Inc.*	4,797	4,365
Agile Therapeutics, Inc. (x)*	5,592	8,164
Alimera Sciences, Inc.*	366	326
ANI Pharmaceuticals, Inc.*	1,917	157,577
Aquestive Therapeutics, Inc.*	2,363	9,925
Aratana Therapeutics, Inc.*	10,144	52,343
Arvinas, Inc.*	3,689	81,121
Assertio Therapeutics, Inc.*	13,523	46,654
Avenue Therapeutics, Inc. (x)*	1,347	8,486
Axsome Therapeutics, Inc.*	5,106	131,479
Aytu BioScience, Inc.*	1,457	2,754
BioDelivery Sciences International, Inc.*	17,102	79,524
Cerecor, Inc. (x)*	4,499	24,475
Chiasma, Inc.*	5,461	40,794
Clearside Biomedical, Inc.*	7,201	6,998
Cocrystal Pharma, Inc.*	2,511	5,901
Collegium Pharmaceutical, Inc.*	6,740	88,631
CorMedix, Inc.*	3,707	33,252
Cumberland Pharmaceuticals, Inc.*	1,924	12,256
Cymabay Therapeutics, Inc.*	14,445	103,426
Dermira, Inc.*	9,778	93,478
Dova Pharmaceuticals, Inc. (x)*	1,712	24,139
Eloxx Pharmaceuticals, Inc.*	4,759	47,447
Eton Pharmaceuticals, Inc.*	801	6,328
Evofem Biosciences, Inc.*	2,967	19,701
Evolus, Inc. (x)*	2,325	33,992
Eyenovia, Inc.*	1,619	6,962
EyePoint Pharmaceuticals, Inc. (x)*	12,981	21,289
Harrow Health, Inc.*	4,536	39,463
Innovate Biopharmaceuticals, Inc.*	6,897	8,001
Kala Pharmaceuticals, Inc.*	4,579	29,214
Kaleido Biosciences, Inc.*	1,058	12,273
KemPharm, Inc. (x)*	5,095	8,916
Lannett Co., Inc. (x)*	6,630	40,178
Lipocine, Inc.*	4,061	7,919
Liquidia Technologies, Inc.*	2,815	22,520
Marinus Pharmaceuticals, Inc. (x)*	10,523	43,670
Melinta Therapeutics, Inc.*	1,769	11,764
Menlo Therapeutics, Inc.*	3,248	19,456
MyoKardia, Inc.*	16,527	828,664
Neos Therapeutics, Inc.*	10,408	13,426
Novan, Inc. (x)*	3,959	10,689
Novus Therapeutics, Inc.*	2,041	2,061
Ocular Therapeutix, Inc. (x)*	7,891	34,720
Odonate Therapeutics, Inc. (x)*	1,627	59,695
Omeros Corp. (x)*	9,761	153,150
Opiant Pharmaceuticals, Inc.*	798	10,573
Optinose, Inc. (x)*	5,226	37,000
Oramed Pharmaceuticals, Inc.*	3,367	12,088
Osmotica Pharmaceuticals plc*	1,844	7,007
Otonomy, Inc.*	5,526	15,196
Paratek Pharmaceuticals, Inc. (x)*	6,712	26,781
PLx Pharma, Inc.*	1,600	11,520
ProPhase Labs, Inc.	1,886	4,055
Provention Bio, Inc. (x)*	5,188	62,775
resTORbio, Inc.*	3,136	31,987
Revance Therapeutics, Inc.*	9,234	119,765
scPharmaceuticals, Inc.*	1,491	4,756
SCYNEXIS, Inc. (x)*	11,185	14,652
Seelos Therapeutics, Inc.*	3,206	7,021
Senestech, Inc.*	4,712	8,482
Sienna Biopharmaceuticals, Inc.*	4,784	4,162
SIGA Technologies, Inc.*	11,552	65,615
Strongbridge Biopharma plc*	7,589	23,754
Tetraphase Pharmaceuticals, Inc.*	11,437	5,493
Trevi Therapeutics, Inc.*	1,164	8,730
Verrica Pharmaceuticals, Inc.*	2,703	31,409
VIVUS, Inc.*	2,200	8,404
Xeris Pharmaceuticals, Inc.*	5,591	63,961

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Zynerba Pharmaceuticals, Inc. (x)*	4,360	$59,078

		3,215,374

Total Health Care		51,772,982

Industrials (9.8%)
Aerospace & Defense (0.3%)
Air Industries Group (x)*	4,768	5,197
Arotech Corp.*	5,170	10,288
CPI Aerostructures, Inc.*	2,256	18,973
Ducommun, Inc.*	2,251	101,453
Innovative Solutions & Support, Inc.*	2,587	13,194
Maxar Technologies, Inc.	5,933	46,396
National Presto Industries, Inc.	1,043	97,301
SIFCO Industries, Inc.*	323	934
Vectrus, Inc.*	2,368	96,046
VirTra, Inc.*	312	727

		390,509

Air Freight & Logistics (0.1%)
Echo Global Logistics, Inc.*	5,748	119,961
Radiant Logistics, Inc.*	8,197	50,329

		170,290

Airlines (0.0%)
Mesa Air Group, Inc.*	4,363	39,878

Building Products (0.5%)
Alpha Pro Tech Ltd.*	2,114	7,209
Armstrong Flooring, Inc.*	4,480	44,128
Caesarstone Ltd.	4,728	71,062
Continental Materials Corp.*	97	1,552
CSW Industrials, Inc.	3,118	212,491
Insteel Industries, Inc.	3,868	80,532
Jewett-Cameron Trading Co. Ltd.*	538	4,465
PGT Innovations, Inc.*	11,901	198,985
Quanex Building Products Corp.	6,920	130,719
Tecogen, Inc. (x)*	3,166	11,872

		763,015

Commercial Services & Supplies (0.6%)
Acme United Corp.	490	11,064
AMREP Corp.*	671	4,603
Aqua Metals, Inc. (x)*	11,581	19,340
ARC Document Solutions, Inc.*	8,119	16,563
BioHiTech Global, Inc.*	1,712	3,047
CECO Environmental Corp.*	6,443	61,788
Charah Solutions, Inc.*	1,993	10,962
CompX International, Inc.	346	5,847
Ecology and Environment, Inc., Class A	564	6,148
Ennis, Inc.	5,346	109,700
Fuel Tech, Inc.*	3,571	4,999
Heritage-Crystal Clean, Inc.*	3,150	82,877
Hudson Technologies, Inc.*	7,876	6,772
Kimball International, Inc., Class B	7,479	130,359
LSC Communications, Inc.	6,869	25,209
NL Industries, Inc.*	1,754	6,402
NRC Group Holdings Corp.*	2,128	23,663
Odyssey Marine Exploration, Inc. (x)*	1,776	10,301
Performant Financial Corp.*	7,867	8,260
Perma-Fix Environmental Services*	2,402	9,392
PICO Holdings, Inc.*	3,608	41,925
Quest Resource Holding Corp.*	1,041	2,884
RR Donnelley & Sons Co.	14,810	29,176
SP Plus Corp.*	4,783	152,721
Team, Inc.*	6,246	95,689
Virco Manufacturing Corp.	2,018	9,424
VSE Corp.	1,828	52,445
Wilhelmina International, Inc.*	224	1,344

		942,904

Construction & Engineering (1.6%)
Aegion Corp.*	6,482	119,269
Ameresco, Inc., Class A*	4,606	67,846
Argan, Inc.	3,087	125,209
Concrete Pumping Holdings, Inc.*	2,330	11,930
Construction Partners, Inc., Class A*	2,520	37,850
Goldfield Corp. (The)*	4,709	10,831
Great Lakes Dredge & Dock Corp.*	12,781	141,102
HC2 Holdings, Inc.*	9,074	21,415
IES Holdings, Inc.*	1,731	32,629
Infrastructure and Energy Alternatives, Inc.*	3,053	6,228
Limbach Holdings, Inc.*	931	8,472
MYR Group, Inc.*	3,376	126,094
Northwest Pipe Co.*	2,007	51,740
NV5 Global, Inc.*	20,836	1,696,050
Orion Group Holdings, Inc.*	5,871	15,734
Sterling Construction Co., Inc.*	5,475	73,475

		2,545,874

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	1,483	56,206
American Superconductor Corp. (x)*	4,404	40,869
Broadwind Energy, Inc.*	623	1,383
Capstone Turbine Corp.*	3,118	2,453
Energous Corp. (x)*	5,833	25,490
LSI Industries, Inc.	5,327	19,444
Orion Energy Systems, Inc.*	5,518	16,388
Plug Power, Inc. (x)*	48,139	108,313
Polar Power, Inc.*	842	3,503
Powell Industries, Inc.	1,870	71,060
Preformed Line Products Co.	644	35,755
Servotronics, Inc.	224	2,150
Sunworks, Inc.*	5,381	2,933
TPI Composites, Inc.*	6,057	149,729
Ultralife Corp.*	2,075	16,496
Vivint Solar, Inc.*	9,145	66,758

		618,930

Machinery (3.7%)
Blue Bird Corp.*	3,175	62,516
Briggs & Stratton Corp.	8,548	87,531
Columbus McKinnon Corp.	4,778	200,533
Commercial Vehicle Group, Inc.*	6,369	51,079

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Douglas Dynamics, Inc.	4,699	$186,973
Eastern Co. (The)	1,133	31,747
Energy Recovery, Inc.*	7,790	81,172
ExOne Co. (The) (x)*	2,340	21,809
Federal Signal Corp.	44,572	1,192,301
FreightCar America, Inc.*	2,489	14,610
Gencor Industries, Inc.*	1,905	24,765
Global Brass & Copper Holdings, Inc.	4,498	196,698
Graham Corp.	2,012	40,663
Hurco Cos., Inc.	1,331	47,330
Jason Industries, Inc.*	4,335	2,818
Kadant, Inc.	2,304	209,226
Kornit Digital Ltd.*	55,632	1,761,309
LB Foster Co., Class A*	2,099	57,387
LS Starrett Co. (The), Class A*	1,217	8,057
Luxfer Holdings plc	5,705	139,887
Lydall, Inc.*	3,576	72,235
Manitex International, Inc.*	3,053	18,654
Miller Industries, Inc.	2,317	71,248
NN, Inc.	8,798	85,868
Omega Flex, Inc.	608	46,700
Park-Ohio Holdings Corp.	1,848	60,226
Perma-Pipe International Holdings, Inc.*	1,618	14,724
Spartan Motors, Inc.	7,196	78,868
Taylor Devices, Inc.*	699	7,486
Titan International, Inc.	10,517	51,428
TriMas Corp.*	23,863	739,037
Twin Disc, Inc.*	2,140	32,314

		5,697,199

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	9,289	48,674
Genco Shipping & Trading Ltd.*	3,181	26,848
Navios Maritime Holdings, Inc.*	2,009	9,000
Pangaea Logistics Solutions Ltd.	2,579	8,640
Safe Bulkers, Inc.*	10,810	16,864
Scorpio Bulkers, Inc.	11,237	51,690

		161,716

Professional Services (2.0%)
Acacia Research Corp.*	7,785	23,044
Barrett Business Services, Inc.	1,504	124,230
BG Staffing, Inc.	2,082	39,308
CRA International, Inc.	1,642	62,938
DLH Holdings Corp.*	1,104	5,608
Forrester Research, Inc.	2,232	104,971
Franklin Covey Co.*	2,043	69,462
GP Strategies Corp.*	2,653	40,007
Heidrick & Struggles International, Inc.	3,947	118,292
Hill International, Inc.*	8,882	23,981
Hudson Global, Inc.*	618	7,694
InnerWorkings, Inc.*	9,257	35,362
Kelly Services, Inc., Class A	6,946	181,916
Kforce, Inc.	4,741	166,362
Mastech Digital, Inc.*	824	3,914
Mistras Group, Inc.*	3,775	54,247
RCM Technologies, Inc.*	1,780	7,120
Red Violet, Inc. (x)*	1,170	14,508
Resources Connection, Inc.	6,413	102,672
Volt Information Sciences, Inc.*	2,928	13,147
Willdan Group, Inc.*	52,358	1,950,335

		3,149,118

Road & Rail (0.1%)
Covenant Transportation Group, Inc., Class A*	2,645	38,908
Daseke, Inc.*	9,589	34,520
PAM Transportation Services, Inc.*	419	25,978
Patriot Transportation Holding, Inc.*	64	1,086
Roadrunner Transportation Systems, Inc.*	748	7,143
Universal Logistics Holdings, Inc.	1,767	39,705
US Xpress Enterprises, Inc., Class A*	4,579	23,536
USA Truck, Inc.*	1,688	17,066
YRC Worldwide, Inc. (x)*	6,993	28,182

		216,124

Trading Companies & Distributors (0.4%)
BlueLinx Holdings, Inc. (x)*	1,875	37,144
CAI International, Inc.*	3,546	88,012
DXP Enterprises, Inc.*	3,410	129,205
EVI Industries, Inc. (x)	953	36,471
Foundation Building Materials, Inc.*	3,112	55,331
General Finance Corp.*	2,435	20,381
Houston Wire & Cable Co.*	3,349	17,549
Huttig Building Products, Inc. (x)*	5,211	13,444
Lawson Products, Inc.*	876	32,175
Titan Machinery, Inc.*	3,972	81,744
Transcat, Inc.*	1,430	36,594
Veritiv Corp.*	2,718	52,784
Willis Lease Finance Corp.*	612	35,692

		636,526

Total Industrials		15,332,083

Information Technology (18.8%)
Communications Equipment (1.6%)
Aerohive Networks, Inc.*	9,167	40,610
Applied Optoelectronics, Inc. (x)*	3,986	40,976
Aviat Networks, Inc.*	968	13,262
BK Technologies Corp.	1,691	7,271
CalAmp Corp.*	6,854	80,055
Calix, Inc.*	63,168	414,382
Clearfield, Inc.*	2,349	31,124
ClearOne, Inc.*	1,430	3,189
Comtech Telecommunications Corp.	47,481	1,334,691
DASAN Zhone Solutions, Inc.*	1,281	16,640
Digi International, Inc.*	5,821	73,810
EMCORE Corp.*	5,861	19,283
Harmonic, Inc.*	18,065	100,261
Inseego Corp. (x)*	9,211	44,121
KVH Industries, Inc.*	3,401	36,969
Lantronix, Inc.*	2,816	9,377
Network-1 Technologies, Inc.	2,745	6,862
Optical Cable Corp.*	1,096	4,516

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
PC-Tel, Inc.*	3,729	$16,519
Resonant, Inc.*	4,823	11,479
Ribbon Communications, Inc.*	12,515	61,198
TESSCO Technologies, Inc.	1,297	23,164
Westell Technologies, Inc., Class A*	2,551	4,796

		2,394,555

Electronic Equipment, Instruments & Components (4.4%)
Airgain, Inc.*	1,941	27,465
Akoustis Technologies, Inc. (x)*	5,266	33,702
Arlo Technologies, Inc.*	15,503	62,167
Badger Meter, Inc.	15,135	903,408
Bel Fuse, Inc., Class B	2,070	35,542
Coda Octopus Group, Inc.*	988	12,893
Control4 Corp.*	5,564	132,145
CTS Corp.	6,815	187,958
CUI Global, Inc.*	6,124	5,033
Daktronics, Inc.	7,684	47,410
Data I/O Corp.*	1,658	7,461
Digital Ally, Inc.*	1,837	2,664
eMagin Corp.*	1,233	561
FARO Technologies, Inc.*	3,613	189,972
Frequency Electronics, Inc.*	1,145	13,042
ID Systems, Inc. (x)*	3,109	18,281
Identiv, Inc.*	3,426	17,541
IEC Electronics Corp.*	1,919	12,051
Intellicheck, Inc.*	3,257	18,858
Iteris, Inc.*	5,919	30,601
Key Tronic Corp.*	2,116	10,538
Kimball Electronics, Inc.*	5,146	83,571
LGL Group, Inc. (The)*	628	5,118
LRAD Corp.*	6,763	22,250
Luna Innovations, Inc.*	5,589	25,151
MicroVision, Inc. (x)*	21,758	17,520
Napco Security Technologies, Inc.*	47,123	1,398,611
OSI Systems, Inc.*	15,970	1,798,701
PAR Technology Corp. (x)*	2,425	68,385
Park Electrochemical Corp.	3,876	64,691
PC Connection, Inc.	2,360	82,553
PCM, Inc.*	1,985	69,554
Perceptron, Inc.*	1,707	7,596
Research Frontiers, Inc.*	5,008	16,677
RF Industries Ltd.	1,960	16,542
Richardson Electronics Ltd.	2,317	12,975
SMTC Corp.*	3,993	15,413
Taitron Components, Inc., Class A	646	2,067
Vishay Precision Group, Inc.*	34,630	1,407,017
Wayside Technology Group, Inc.	896	10,116
Wireless Telecom Group, Inc.*	3,476	5,492
Wrap Technologies, Inc.*	1,595	9,921

		6,909,214

IT Services (2.9%)
Alithya Group, Inc., Class A*	353	925
ALJ Regional Holdings, Inc.*	4,523	7,011
Brightcove, Inc.*	7,949	82,113
Carbonite, Inc.*	6,944	180,822
Cass Information Systems, Inc.	2,953	143,161
Computer Task Group, Inc.*	2,764	11,084
CSP, Inc.	784	11,956
Endava plc (ADR)*	33,324	1,340,958
Exela Technologies, Inc.*	9,485	20,772
Hackett Group, Inc. (The)	5,127	86,082
I3 Verticals, Inc., Class A*	27,497	809,787
Information Services Group, Inc.*	7,232	22,853
Innodata, Inc.*	1,782	1,604
Internap Corp.*	5,296	15,941
International Money Express, Inc.*	2,716	38,296
Limelight Networks, Inc.*	23,482	63,401
MoneyGram International, Inc.*	6,539	16,151
Paysign, Inc.*	6,244	83,482
Perficient, Inc.*	6,768	232,278
PFSweb, Inc.*	3,010	12,190
PRGX Global, Inc.*	4,379	29,427
Priority Technology Holdings, Inc.*	1,374	10,786
ServiceSource International, Inc.*	17,763	16,875
StarTek, Inc.*	3,408	27,843
Steel Connect, Inc.*	6,987	12,716
Tucows, Inc., Class A (x)*	1,979	120,759
Unisys Corp.*	10,683	103,839
USA Technologies, Inc. (x)*	12,348	91,746
Usio, Inc.*	1,795	6,211
Virtusa Corp.*	18,836	836,883

		4,437,952

Semiconductors & Semiconductor Equipment (2.0%)
Adesto Technologies Corp. (x)*	5,610	45,722
Aehr Test Systems*	4,197	6,925
Alpha & Omega Semiconductor Ltd.*	4,199	39,219
Amtech Systems, Inc.*	2,488	13,684
Aquantia Corp.*	5,899	76,864
Atomera, Inc. (x)*	2,974	14,959
Axcelis Technologies, Inc.*	6,892	103,725
AXT, Inc.*	8,076	31,981
CEVA, Inc.*	27,108	660,080
Cohu, Inc.	8,443	130,275
CVD Equipment Corp.*	245	894
CyberOptics Corp.*	1,466	23,793
DSP Group, Inc.*	4,568	65,596
Everspin Technologies, Inc. (x)*	2,569	16,750
GSI Technology, Inc.*	3,204	27,458
Ichor Holdings Ltd.*	37,319	882,221
Impinj, Inc. (x)*	3,176	90,897
Intermolecular, Inc.*	8,814	10,312
inTEST Corp.*	2,164	10,409
Kopin Corp.*	14,585	15,898
Nanometrics, Inc.*	4,871	169,072
NeoPhotonics Corp.*	7,953	33,244
NVE Corp.	1,001	69,700
PDF Solutions, Inc.*	5,928	77,775
Photronics, Inc.*	13,677	112,151
Pixelworks, Inc.*	7,574	22,343
Rudolph Technologies, Inc.*	6,422	177,440
SMART Global Holdings, Inc.*	2,743	63,062
Ultra Clean Holdings, Inc.*	8,190	114,005

		3,106,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Software (7.8%)
8x8, Inc.*	24,499	$590,426
A10 Networks, Inc.*	11,715	79,896
Agilysys, Inc.*	21,632	464,439
Alteryx, Inc., Class A*	3,714	405,272
Amber Road, Inc.*	5,242	68,461
American Software, Inc., Class A	6,047	79,518
Appfolio, Inc., Class A*	3,910	399,876
Appian Corp. (x)*	34,192	1,233,305
Asure Software, Inc.*	1,801	14,822
AudioEye, Inc.*	960	7,584
Aware, Inc.*	2,853	9,472
ChannelAdvisor Corp.*	5,599	49,047
CYREN Ltd.*	5,605	9,697
Digimarc Corp. (x)*	2,398	106,447
Digital Turbine, Inc.*	16,226	81,130
Domo, Inc., Class B (x)*	3,623	98,980
eGain Corp.*	4,274	34,790
Everbridge, Inc.*	29,998	2,682,421
Evolving Systems, Inc.*	215	170
Finjan Holdings, Inc.*	4,193	9,308
Five9, Inc.*	7,752	397,600
GlobalSCAPE, Inc.	2,636	26,940
GSE Systems, Inc.*	3,459	8,094
GTY Technology Holdings, Inc.*	6,332	43,374
Ideanomics, Inc.*	10,726	26,386
Intelligent Systems Corp. (x)*	1,430	41,170
Inuvo, Inc.*	5,792	2,433
Issuer Direct Corp.	597	6,686
Majesco*	1,591	14,812
MAM Software Group, Inc.*	1,318	13,378
Mind CTI Ltd.	3,477	7,754
Mitek Systems, Inc.*	6,069	60,326
MobileIron, Inc.*	20,056	124,347
Model N, Inc.*	6,808	132,756
NetSol Technologies, Inc.*	2,157	12,058
OneSpan, Inc.*	6,870	97,348
Park City Group, Inc.*	2,622	14,054
Phunware, Inc.*	908	2,824
QAD, Inc., Class A	2,312	92,966
Qumu Corp.*	1,638	6,798
RealNetworks, Inc.*	5,118	9,724
Rimini Street, Inc.*	4,136	21,921
Riot Blockchain, Inc. (x)*	3,328	10,450
Seachange International, Inc.*	6,281	8,982
SharpSpring, Inc.*	1,797	23,343
ShotSpotter, Inc. (x)*	1,682	74,344
SITO Mobile Ltd.*	5,282	4,146
Smith Micro Software, Inc. (x)*	5,059	15,379
Support.com, Inc.*	3,610	5,848
SVMK, Inc.*	67,870	1,120,534
Synacor, Inc.*	6,566	10,243
Synchronoss Technologies, Inc.*	8,024	63,470
Telaria, Inc.*	9,064	68,161
Telenav, Inc.*	6,636	53,088
Tufin Software Technologies Ltd.*	50,087	1,296,752
Upland Software, Inc.*	35,525	1,617,453
Veritone, Inc.*	3,110	26,000
VirnetX Holding Corp. (x)*	12,709	78,923
Zix Corp.*	11,209	101,890

		12,167,816

Technology Hardware, Storage & Peripherals (0.1%)
AstroNova, Inc.	1,434	37,055
Avid Technology, Inc.*	5,868	53,516
Boxlight Corp., Class A*	970	2,978
Eastman Kodak Co.*	3,231	7,754
Immersion Corp.*	6,538	49,754
Intevac, Inc.*	4,744	22,961
One Stop Systems, Inc.*	1,670	2,856
Sonim Technologies, Inc.*	755	9,611
TransAct Technologies, Inc.	1,521	17,126

		203,611

Total Information Technology		29,219,602

Materials (1.3%)
Chemicals (0.6%)
Advanced Emissions Solutions, Inc. (x)	3,565	45,062
AgroFresh Solutions, Inc.*	6,603	9,971
American Vanguard Corp.	5,953	91,736
Amyris, Inc. (x)*	7,812	27,811
Core Molding Technologies, Inc.*	1,581	11,810
Flexible Solutions International, Inc.	1,511	6,815
Flotek Industries, Inc. (x)*	11,274	37,317
FutureFuel Corp.	5,415	63,301
Hawkins, Inc.	2,045	88,773
Intrepid Potash, Inc.*	19,993	67,176
Koppers Holdings, Inc.*	3,946	115,855
LSB Industries, Inc.*	4,716	18,392
Marrone Bio Innovations, Inc. (x)*	11,190	16,785
Northern Technologies International Corp.	801	19,584
OMNOVA Solutions, Inc.*	9,188	57,241
Rayonier Advanced Materials, Inc. (x)	10,234	66,419
Trecora Resources*	4,476	42,835
Tredegar Corp.	5,464	90,812

		877,695

Construction Materials (0.1%)
Forterra, Inc.*	3,895	19,358
United States Lime & Minerals, Inc.	421	33,680

		53,038

Containers & Packaging (0.1%)
Myers Industries, Inc.	7,439	143,350
UFP Technologies, Inc.*	1,417	58,961

		202,311

Metals & Mining (0.4%)
Ampco-Pittsburgh Corp.*	1,902	7,665
Caledonia Mining Corp. plc	2,103	13,417
Friedman Industries, Inc.	1,454	10,120
Gold Resource Corp.	12,114	40,945
Haynes International, Inc.	2,605	82,865
Mayville Engineering Co., Inc.*	1,322	18,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Olympic Steel, Inc.	1,934	$26,399
Paramount Gold Nevada Corp.*	739	577
Ramaco Resources, Inc.*	1,716	9,129
Ryerson Holding Corp.*	3,393	28,264
Schnitzer Steel Industries, Inc., Class A	5,388	141,004
SunCoke Energy, Inc.*	18,384	163,250
Synalloy Corp.	1,744	27,241
TimkenSteel Corp.*	8,440	68,617
Universal Stainless & Alloy Products, Inc.*	1,801	28,816

		666,553

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,352	61,978
Verso Corp., Class A*	7,311	139,275

		201,253

Total Materials		2,000,850

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Ashford Hospitality Trust, Inc. (REIT)	18,880	56,074
Bluerock Residential Growth REIT, Inc. (REIT)	4,553	53,498
Braemar Hotels & Resorts, Inc. (REIT)	6,299	62,360
BRT Apartments Corp. (REIT)	2,043	28,867
CatchMark Timber Trust, Inc. (REIT), Class A	10,282	107,447
CBL & Associates Properties, Inc. (REIT)	35,554	36,976
Cedar Realty Trust, Inc. (REIT)	17,985	47,660
City Office REIT, Inc. (REIT)	8,130	97,479
Clipper Realty, Inc. (REIT)	3,022	33,786
Community Healthcare Trust, Inc. (REIT)	3,762	148,260
Condor Hospitality Trust, Inc. (REIT)	1,196	10,848
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	2,699	107,042
Farmland Partners, Inc. (REIT) (x)	6,077	42,843
Front Yard Residential Corp. (REIT)	10,386	126,917
Gladstone Commercial Corp. (REIT)	6,279	133,240
Gladstone Land Corp. (REIT) (x)	3,421	39,444
Global Medical REIT, Inc. (REIT)	6,453	67,756
Global Self Storage, Inc. (REIT)	310	1,165
Independence Realty Trust, Inc. (REIT)	18,873	218,361
Innovative Industrial Properties, Inc. (REIT) (x)	1,966	242,919
Jernigan Capital, Inc. (REIT)	4,370	89,585
New Senior Investment Group, Inc. (REIT)	17,365	116,693
NexPoint Residential Trust, Inc. (REIT)	3,927	162,578
One Liberty Properties, Inc. (REIT)	3,229	93,512
Plymouth Industrial REIT, Inc. (REIT)	1,077	20,398
Preferred Apartment Communities, Inc. (REIT), Class A	9,084	135,806
Reven Housing REIT, Inc. (REIT)	650	2,522
Safehold, Inc. (REIT) (x)	1,561	47,142
Sotherly Hotels, Inc. (REIT)	2,607	18,145
Spirit MTA REIT (REIT)	9,043	75,419
UMH Properties, Inc. (REIT)	7,346	91,164
Urstadt Biddle Properties, Inc. (REIT), Class A	6,203	130,263
Wheeler Real Estate Investment Trust, Inc. (REIT) (x)*	440	612
Whitestone REIT (REIT)	7,955	100,949

		2,747,730

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	154	1,771
Altisource Portfolio Solutions SA*	1,229	24,162
American Realty Investors, Inc.*	523	7,134
Consolidated-Tomoka Land Co.	1,047	62,506
eXp World Holdings, Inc.*	3,344	37,219
Forestar Group, Inc.*	2,209	43,186
FRP Holdings, Inc.*	1,476	82,317
Griffin Industrial Realty, Inc.	202	7,141
InterGroup Corp. (The)*	110	3,360
JW Mays, Inc.*	85	3,179
Maui Land & Pineapple Co., Inc.*	1,416	14,571
Rafael Holdings, Inc., Class B*	2,210	63,537
Stratus Properties, Inc.*	1,231	39,921
Tejon Ranch Co.*	4,403	73,046
Transcontinental Realty Investors, Inc. (x)*	321	8,227
Trinity Place Holdings, Inc.*	3,678	14,528

		485,805

Total Real Estate		3,233,535

Utilities (0.7%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	3,016	32,120
Spark Energy, Inc., Class A (x)	2,441	27,315

		59,435

Gas Utilities (0.0%)
RGC Resources, Inc.	1,577	48,130

Independent Power and Renewable Electricity Producers (0.0%)
Atlantic Power Corp.*	22,416	54,247

Multi-Utilities (0.1%)
Unitil Corp.	3,062	183,383

Water Utilities (0.5%)
AquaVenture Holdings Ltd.*	2,499	49,905
Artesian Resources Corp., Class A	1,677	62,334
Cadiz, Inc. (x)*	2,685	30,206

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Connecticut Water Service, Inc.	2,540	$177,089
Consolidated Water Co. Ltd.	3,025	43,137
Global Water Resources, Inc.	2,473	25,818
Middlesex Water Co.	3,362	199,198
Pure Cycle Corp.*	3,590	38,054
York Water Co. (The)	2,708	96,730

		722,471

Total Utilities		1,067,666

Total Common Stocks (97.6%) (Cost $138,076,804)		152,125,273

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Social Reality, Inc., expiring 12/31/19 (r)(x)*	1,616	—

Total Communication Services		—

Health Care (0.0%)
Biotechnology (0.0%)
OncoMed Pharmaceuticals, Inc., CVR (r)*	4,471	921
Oncternal Therapeutics, Inc., CVR (r)*	131	—

		921

Pharmaceuticals (0.0%)
Corium International, Inc., CVR (r)(x)*	5,040	680
Omthera Pharmaceuticals, Inc., CVR (r)*	4,471	—

		680

Total Health Care		1,601

Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 7/18/19*	5,924	251

Total Industrials		251

Total Rights (0.0%) (Cost $10,348)		1,852

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.0%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $1,100,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $1,122,000. (xx)	$1,100,000	1,100,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $100,023, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $102,001. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $2,000,937, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $2,040,000. (xx)	2,000,000	2,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $4,727,287, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $4,821,834. (xx)	4,726,303	4,726,303
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $1,000,498, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $1,094,312. (xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $400,084, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $409,614. (xx)	400,000	400,000

Total Repurchase Agreements		9,326,303

Total Short-Term Investments (6.0%) (Cost $9,326,304)		9,326,304

Total Investments in Securities (103.6%) (Cost $147,413,456)		161,453,429
Other Assets Less Liabilities (-3.6%)		(5,663,781)

Net Assets (100%)		$155,789,648

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $8,949 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $9,579,821. This was collateralized by $386,470 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/11/19 - 2/15/49 and by cash of $9,326,303 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	27	9/2019	USD	2,115,585	38,064

					38,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$3,776,927	$—	$—		$3,776,927
Consumer Discretionary	13,781,377	72,262	—		13,853,639
Consumer Staples	2,939,042	49,767	—		2,988,809
Energy	6,148,982	—	—		6,148,982
Financials	22,730,198	—	—		22,730,198
Health Care	51,772,982	—	—		51,772,982
Industrials	15,279,085	52,998	—		15,332,083
Information Technology	29,219,602	—	—		29,219,602
Materials	1,989,040	11,810	—		2,000,850
Real Estate	3,226,394	7,141	—		3,233,535
Utilities	1,067,666	—	—		1,067,666
Futures	38,064	—	—		38,064
Rights
Communication Services	—	—	—	(a)	—	(a)
Health Care	—	—	1,601		1,601
Industrials	—	251	—		251
Short-Term Investments
Investment Company	1	—	—		1
Repurchase Agreements	—	9,326,303	—		9,326,303

Total Assets	$151,969,360	$9,520,532	$1,601		$161,491,493

Total Liabilities	$—	$—	$—		$—

Total	$151,969,360	$9,520,532	$1,601		$161,491,493

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$38,064	*

Total		$38,064

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$32,171	$32,171

Total	$32,171	$32,171

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$69,040	$69,040

Total	$69,040	$69,040

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,927,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 1%)*	$51,676,435
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 4%)*	$56,974,121

* During the six months ended June 30, 2019, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,836,835
Aggregate gross unrealized depreciation	(20,187,962)

Net unrealized appreciation	$13,648,873

Federal income tax cost of investments in securities and derivative instruments, if applicable	$147,842,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $138,087,153)	$152,127,126
Repurchase Agreements (Cost $9,326,303)	9,326,303
Cash	3,363,085
Cash held as collateral at broker for futures	83,200
Receivable for securities sold	13,896,762
Due from Custodian	89,735
Dividends, interest and other receivables	76,390
Securities lending income receivable	29,578
Due from broker for futures variation margin	19,567
Receivable for Portfolio shares sold	3,536
Other assets	1,635

Total assets	179,016,917

LIABILITIES
Payable for securities purchased	13,724,021
Payable for return of collateral on securities loaned	9,326,303
Investment management fees payable	80,602
Payable for Portfolio shares redeemed	34,815
Administrative fees payable	15,064
Distribution fees payable – Class IB	182
Accrued expenses	46,282

Total liabilities	23,227,269

NET ASSETS	$155,789,648

Net assets were comprised of:
Paid in capital	$130,512,974
Total distributable earnings (loss)	25,276,674

Net assets	$155,789,648

Class IB
Net asset value, offering and redemption price per share, $965,991 / 87,319 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.06

Class K
Net asset value, offering and redemption price per share, $154,823,657 / 13,952,232 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.10

(x)	Includes value of securities on loan of $9,579,821.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $183 foreign withholding tax)	$531,773
Interest	28,670
Securities lending (net)	256,021

Total income	816,464

EXPENSES
Investment management fees	629,607
Administrative fees	91,590
Custodian fees	40,430
Professional fees	25,524
Printing and mailing expenses	13,678
Trustees’ fees	2,225
Distribution fees – Class IB	741
Miscellaneous	4,947

Gross expenses	808,742
Less: Waiver from investment manager	(140,613)

Net expenses	668,129

NET INVESTMENT INCOME (LOSS)	148,335

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	11,762,526
Futures contracts	32,171

Net realized gain (loss)	11,794,697

Change in unrealized appreciation (depreciation) on:
Investments in securities	18,204,680
Futures contracts	69,040

Net change in unrealized appreciation (depreciation)	18,273,720

NET REALIZED AND UNREALIZED GAIN (LOSS)	30,068,417

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,216,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$148,335	$359,439
Net realized gain (loss)	11,794,697	24,339,842
Net change in unrealized appreciation (depreciation)	18,273,720	(30,140,663)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,216,752	(5,441,382)

Distributions to shareholders:
Class IB	—	(41,176)
Class K	—	(25,078,415)

Total distributions to shareholders	—	(25,119,591)

Tax return of capital:
Class IB	—	(124)
Class K	—	(75,260)

Total	—	(75,384)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 54,945 and 22,801 shares, respectively ]	585,317	233,426
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,377 shares, respectively ]	—	41,300
Capital shares repurchased [ (3,923) and (2,048) shares, respectively ]	(41,705)	(21,454)

Total Class IB transactions	543,612	253,272

Class K
Capital shares sold [ 75,965 and 289,830 shares, respectively ]	792,508	3,134,306
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,657,026 shares, respectively ]	—	25,153,675
Capital shares repurchased [ (573,968) and (1,050,534) shares, respectively ]	(6,011,096)	(13,051,963)

Total Class K transactions	(5,218,588)	15,236,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,674,976)	15,489,290

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,541,776	(15,147,067)
NET ASSETS:
Beginning of period	130,247,872	145,394,939

End of period	$155,789,648	$130,247,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,			May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Class IB			2018	2017	2016
Net asset value, beginning of period	$8.97		$11.53	$9.91	$8.95	$10.96		$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	— #	(0.01)	(0.02)	(0.04)		(0.01)		(0.04)
Net realized and unrealized gain (loss)	2.09		(0.44)	2.51	0.98	(0.77)		0.74		0.80

Total from investment operations	2.09		(0.44)	2.50	0.96	(0.81)		0.73		0.76

Less distributions:
Dividends from net investment income	—		—	— #	—	—		—		—
Distributions from net realized gains	—		(2.11)	(0.88)	—	(1.20)		—		—
Return of capital	—		(0.01)	—	—	—		—		—

Total dividends and distributions	—		(2.12)	(0.88)	—	(1.20)		—		—

Net asset value, end of period	$11.06		$8.97	$11.53	$9.91	$8.95		$11.49		$10.76

Total return (b)	23.30%		(4.75)%	25.59%	10.73%	(7.42)%		6.78%		7.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$966		$326	$129	$103	$93		$—		$27
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%		1.15%	1.15%	1.25%	1.30%		1.30%		1.30%
Before waivers and reimbursements (a)(f)	1.34%		1.33%	1.35%	1.38%	1.35%		1.33%		6.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.02)%		(0.01)%	(0.08)%	(0.26)%	(0.56	)%(l)	(0.41	)%(l)	(0.54	)%(l)
Before waivers and reimbursements (a)(f)	(0.21)%		(0.19)%	(0.28)%	(0.40)%	(0.61	)%(l)	(0.44	)%(l)	(5.25	)%(l)
Portfolio turnover rate^	36	%(z)	60%	58%	103%	123%		123%		85	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,				April 21, 2014* to December 31, 2014
Class K		2018	2017	2016	2015
Net asset value, beginning of period	$8.99	$11.57	$9.94	$8.97	$10.77	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.03	0.02	— #	(0.03)	(0.02)
Net realized and unrealized gain (loss)	2.10	(0.46)	2.52	0.99	(0.57)	0.79

Total from investment operations	2.11	(0.43)	2.54	0.99	(0.60)	0.77

Less distributions:
Dividends from net investment income	—	(0.03)	(0.03)	(0.01)	—	—
Distributions from net realized gains	—	(2.11)	(0.88)	—	(1.20)	—
Return of capital	—	(0.01)	—	(0.01)	—	—

Total dividends and distributions	—	(2.15)	(0.91)	(0.02)	(1.20)	—

Net asset value, end of period	$11.10	$8.99	$11.57	$9.94	$8.97	$10.77

Total return (b)	23.47%	(4.68)%	25.90%	11.00%	(5.60)%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$154,824	$129,922	$145,266	$125,290	$121,451	$126,440
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.90%	0.90%	1.00%	1.05%	1.05%
Before waivers and reimbursements (a)(f)	1.09%	1.08%	1.10%	1.13%	1.09%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.20%	0.23%	0.17%	(0.01)%	(0.29)%	(0.28	)%(l)
Before waivers and reimbursements (a)(f)	0.01%	0.05%	(0.04)%	(0.15)%	(0.33)%	(0.37	)%(l)
Portfolio turnover rate (z)^	36%	60%	58%	103%	123%	85%
*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT NATURAL RESOURCES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Energy	69.4%
Materials	28.6
Consumer Staples	1.7
Repurchase Agreements	1.3
Cash and Other	(1.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,132.41	$4.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	1,133.79	3.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (3.0%)
Fertilizers & Agricultural Chemicals (3.0%)
CF Industries Holdings, Inc.	1,848	$86,320
FMC Corp.	1,097	90,996
Israel Chemicals Ltd.	5,854	30,658
Mosaic Co. (The)	3,036	75,991
Nutrien Ltd. (x)	4,997	267,298
Yara International ASA	1,473	71,453

Total Chemicals		622,716

Food Products (1.7%)
Agricultural Products (1.7%)
Archer-Daniels-Midland Co.	4,644	189,475
Bunge Ltd.	1,170	65,181
Golden Agri-Resources Ltd.	53,222	11,407
Ingredion, Inc.	553	45,617
Wilmar International Ltd.	15,928	43,558

Total Food Products		355,238

Metals & Mining (24.1%)
Aluminum (0.3%)
Alumina Ltd.	20,297	33,201
Norsk Hydro ASA	11,151	39,870

		73,071

Copper (1.3%)
Antofagasta plc	3,269	38,592
First Quantum Minerals Ltd.	5,716	54,299
Freeport-McMoRan, Inc.	12,015	139,494
Lundin Mining Corp.	5,484	30,193

		262,578

Diversified Metals & Mining (13.7%)
Anglo American plc	8,737	249,040
BHP Group Ltd.	24,426	705,823
BHP Group plc	17,512	448,123
Boliden AB	2,268	57,993
Glencore plc*	92,255	320,255
Mitsubishi Materials Corp.	927	26,353
Rio Tinto Ltd.	3,078	224,216
Rio Tinto plc	9,452	585,834
South32 Ltd.	41,885	93,509
Sumitomo Metal Mining Co. Ltd.	1,929	57,594
Teck Resources Ltd., Class B	4,176	96,368

		2,865,108

Gold (4.7%)
Agnico Eagle Mines Ltd.	1,944	99,668
Barrick Gold Corp.	14,526	229,279
Franco-Nevada Corp.	1,546	131,219
Kinross Gold Corp.*	10,367	40,057
Kirkland Lake Gold Ltd. (x)	1,656	71,346
Newcrest Mining Ltd.	6,370	142,882
Newmont Goldcorp Corp. (London Stock Exchange)	4,419	169,999
Newmont Goldcorp Corp. (Toronto Stock Exchange)	2,363	90,619

		975,069

Precious Metals & Minerals (0.1%)
Fresnillo plc	1,833	20,257

Silver (0.4%)
Wheaton Precious Metals Corp.	3,681	89,021

Steel (3.6%)
ArcelorMittal	5,507	98,539
BlueScope Steel Ltd.	4,423	37,417
Evraz plc	4,188	35,379
Fortescue Metals Group Ltd.	11,488	72,748
Hitachi Metals Ltd.	1,778	20,070
JFE Holdings, Inc.	4,075	59,812
Kobe Steel Ltd.	2,568	16,792
Maruichi Steel Tube Ltd.	467	12,964
Nippon Steel Corp.	6,697	114,852
Nucor Corp.	2,534	139,623
Steel Dynamics, Inc.	1,858	56,112
thyssenkrupp AG	3,355	48,927
voestalpine AG (x)	962	29,721

		742,956

Total Metals & Mining		5,028,060

Oil, Gas & Consumable Fuels (69.4%)
Coal & Consumable Fuels (0.3%)
Cameco Corp.	3,281	35,176
Washington H Soul Pattinson & Co. Ltd.	992	15,315

		50,491

Integrated Oil & Gas (52.5%)
BP plc	167,985	1,170,342
Cenovus Energy, Inc. (x)	8,660	76,380
Chevron Corp.	15,755	1,960,552
Eni SpA	21,093	350,323
Equinor ASA	8,305	163,998
Exxon Mobil Corp.	35,132	2,692,165
Galp Energia SGPS SA	4,156	63,916
Husky Energy, Inc.	2,916	27,634
Imperial Oil Ltd.	2,256	62,466
Occidental Petroleum Corp.	6,215	312,490
OMV AG	1,221	59,493
Origin Energy Ltd.	14,588	74,865
Repsol SA	12,048	188,852
Royal Dutch Shell plc, Class A	36,709	1,199,264
Royal Dutch Shell plc, Class B	31,056	1,017,935
Suncor Energy, Inc.	13,100	408,640
TOTAL SA	19,715	1,104,643

		10,933,958

Oil & Gas Exploration & Production (16.6%)
Aker BP ASA	896	25,692
Anadarko Petroleum Corp.	4,143	292,330
Apache Corp.	3,109	90,068
Cabot Oil & Gas Corp.	3,510	80,590
Canadian Natural Resources Ltd.	9,971	268,853
Cimarex Energy Co.	840	49,837
Concho Resources, Inc.	1,664	171,691
ConocoPhillips	9,406	573,766
Continental Resources, Inc.*	780	32,830
Devon Energy Corp.	3,634	103,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Diamondback Energy, Inc.	1,295	$141,116
Encana Corp. (x)	12,403	63,646
EOG Resources, Inc.	4,810	448,100
Hess Corp.	2,262	143,795
Inpex Corp.	8,487	76,459
Lundin Petroleum AB	1,552	48,117
Marathon Oil Corp.	6,786	96,429
Noble Energy, Inc.	4,009	89,802
Oil Search Ltd.	11,370	56,435
Parsley Energy, Inc., Class A*	2,323	44,160
Pioneer Natural Resources Co.	1,396	214,789
PrairieSky Royalty Ltd.	1,746	24,532
Santos Ltd.	14,680	72,967
Tourmaline Oil Corp.	2,142	27,283
Vermilion Energy, Inc. (x)	1,266	27,504
Woodside Petroleum Ltd.	7,762	198,137

		3,462,570

Total Oil, Gas & Consumable Fuels		14,447,019

Paper & Forest Products (1.5%)
Forest Products (0.1%)
West Fraser Timber Co. Ltd.	446	20,333

Paper Products (1.4%)
Mondi plc	3,053	69,401
Oji Holdings Corp.	7,149	41,244
Stora Enso OYJ, Class R	4,823	56,679
UPM-Kymmene OYJ	4,425	117,590

		284,914

Total Paper & Forest Products		305,247

Total Common Stocks (99.7%) (Cost $20,838,841)		20,758,280

	Number of Rights	Value (Note 1)
RIGHTS:
Oil, Gas & Consumable Fuels (0.0%)
Integrated Oil & Gas (0.0%)
Repsol SA, expiring 7/4/19 (Cost $6,365)*	11,507	6,383

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.3%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $55,805, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $56,909. (xx)	$55,793	55,793
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $6,697, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $6,829. (xx)	6,695	6,695
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $213,289, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $217,555. (xx)	213,245	213,245

Total Repurchase Agreements		275,733

Total Short-Term Investments (1.3%) (Cost $275,733)		275,733

Total Investments in Securities (101.0%) (Cost $21,120,939)		21,040,396
Other Assets Less Liabilities (-1.0%)		(209,900)

Net Assets (100%)		$20,830,496

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $434,074. This was collateralized by $178,378 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.625%, maturing 7/5/19 - 2/15/49 and by cash of $275,733 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	13.3%
Austria	0.4
Canada	9.9
Chile	0.3
Finland	0.8
France	5.3
Germany	0.2
Israel	0.2
Italy	1.7
Japan	2.1
Luxembourg	0.5
Mexico	0.1
Netherlands	10.6
Norway	1.4
Portugal	0.3
Russia	0.2
Singapore	0.3
South Africa	1.2
Spain	0.9
Sweden	0.5
Switzerland	1.5
United Kingdom	6.0
United States	43.0
Zambia	0.3
Cash and Other	(1.0)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$300,273	$54,965	$—	$355,238
Energy	8,560,266	5,886,753	—	14,447,019
Materials	1,978,235	3,977,788	—	5,956,023
Rights
Energy	—	6,383	—	6,383
Short-Term Investments
Repurchase Agreements	—	275,733	—	275,733

Total Assets	$10,838,774	$10,201,622	$—	$21,040,396

Total Liabilities	$—	$—	$—	$—

Total	$10,838,774	$10,201,622	$—	$21,040,396

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$28	$28

Total	$28	$28

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(14)	$(14)

Total	$(14)	$(14)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $2,000 for one month during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,087,079
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$626,408

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,987,008
Aggregate gross unrealized depreciation	(2,218,033)

Net unrealized depreciation	$(231,025)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,271,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $20,845,206)	$20,764,663
Repurchase Agreements (Cost $275,733)	275,733
Cash	20,448
Receivable for securities sold	55,976
Dividends, interest and other receivables	32,088
Receivable for Portfolio shares sold	11,306
Receivable from investment manager	736
Due from Custodian	349
Securities lending income receivable	57
Other assets	521

Total assets	21,161,877

LIABILITIES
Foreign currency overdraft payable	3,742
Payable for return of collateral on securities loaned	275,733
Payable for Portfolio shares redeemed	8,976
Distribution fees payable – Class IB	1,360
Payable for securities purchased	349
Trustees’ fees payable	23
Accrued expenses	41,198

Total liabilities	331,381

NET ASSETS	$20,830,496

Net assets were comprised of:
Paid in capital	$22,553,068
Total distributable earnings (loss)	(1,722,572)

Net assets	$20,830,496

Class IB
Net asset value, offering and redemption price per share, $6,808,810 / 829,788 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.21

Class K
Net asset value, offering and redemption price per share, $14,021,686 / 1,707,028 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.21

(x)	Includes value of securities on loan of $434,074.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $21,783 foreign withholding tax)	$476,716
Interest	833
Securities lending (net)	1,691

Total income	479,240

EXPENSES
Investment management fees	50,605
Professional fees	22,063
Custodian fees	21,844
Administrative fees	9,690
Printing and mailing expenses	9,349
Distribution fees – Class IB	8,254
Trustees’ fees	303
Miscellaneous	4,492

Gross expenses	126,600
Less: Waiver from investment manager	(52,512)

Net expenses	74,088

NET INVESTMENT INCOME (LOSS)	405,152

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(220,747)
Forward foreign currency contracts	28
Foreign currency transactions	1,359

Net realized gain (loss)	(219,360)

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,228,050
Forward foreign currency contracts	(14)
Foreign currency translations	193

Net change in unrealized appreciation (depreciation)	2,228,229

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,008,869

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,414,021

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$405,152	$585,807
Net realized gain (loss)	(219,360)	(227,433)
Net change in unrealized appreciation (depreciation)	2,228,229	(3,273,129)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,414,021	(2,914,755)

Distributions to shareholders:
Class IB	—	(172,508)
Class K	—	(409,143)

Total distributions to shareholders	—	(581,651)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 93,342 and 194,029 shares, respectively ]	752,595	1,665,026
Capital shares issued in reinvestment of dividends [ 0 and 22,461 shares, respectively ]	—	172,508
Capital shares repurchased [ (67,987) and (135,312) shares, respectively ]	(544,864)	(1,188,448)

Total Class IB transactions	207,731	649,086

Class K
Capital shares sold [ 64,224 and 51,192 shares, respectively ]	519,705	439,647
Capital shares issued in reinvestment of dividends [ 0 and 53,288 shares, respectively ]	—	409,143
Capital shares repurchased [ (73,130) and (271,112) shares, respectively ]	(588,118)	(2,367,093)

Total Class K transactions	(68,413)	(1,518,303)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	139,318	(869,217)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,553,339	(4,365,623)
NET ASSETS:
Beginning of period	18,277,157	22,642,780

End of period	$20,830,496	$18,277,157

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.25	$8.69	$7.95	$6.27	$8.77	$10.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.22	0.19	0.17	0.24	0.15
Net realized and unrealized gain (loss)	0.81	(1.44)	0.76	1.68	(2.51)	(1.48)

Total from investment operations	0.96	(1.22)	0.95	1.85	(2.27)	(1.33)

Less distributions:
Dividends from net investment income	—	(0.22)	(0.21)	(0.17)	(0.23)	(0.13)
Distributions from net realized gains	—	—	—	—	—	(0.08)

Total dividends and distributions	—	(0.22)	(0.21)	(0.17)	(0.23)	(0.21)

Net asset value, end of period	$8.21	$7.25	$8.69	$7.95	$6.27	$8.77

Total return (b)	13.24%	(14.14)%	12.10%	29.48%	(25.76)%	(12.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,809	$5,834	$6,284	$5,680	$2,097	$3,662
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.90%	0.90%	0.90%	0.93%	1.10%
Before waivers and reimbursements (a)(f)	1.42%	1.46%	1.52%	1.61%	1.84%	1.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.84%	2.54%	2.41%	2.32%	3.01%	1.40%
Before waivers and reimbursements (a)(f)	3.32%	1.98%	1.79%	1.62%	2.11%	0.60%
Portfolio turnover rate (z)^	3%	10%	13%	18%	56%	31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.25	$8.69	$7.95	$6.27	$8.77	$10.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.24	0.21	0.19	0.26	0.17
Net realized and unrealized gain (loss)	0.80	(1.44)	0.76	1.68	(2.51)	(1.47)

Total from investment operations	0.96	(1.20)	0.97	1.87	(2.25)	(1.30)

Less distributions:
Dividends from net investment income	—	(0.24)	(0.23)	(0.19)	(0.25)	(0.16)
Distributions from net realized gains	—	—	—	—	—	(0.08)

Total dividends and distributions	—	(0.24)	(0.23)	(0.19)	(0.25)	(0.24)

Net asset value, end of period	$8.21	$7.25	$8.69	$7.95	$6.27	$8.77

Total return (b)	13.38%	(13.90)%	12.36%	29.81%	(25.57)%	(12.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,022	$12,443	$16,359	$17,352	$13,197	$16,011
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.65%	0.65%	0.68%	0.85%
Before waivers and reimbursements (a)(f)	1.17%	1.20%	1.28%	1.35%	1.63%	1.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.08%	2.79%	2.66%	2.68%	3.33%	1.63%
Before waivers and reimbursements (a)(f)	3.56%	2.24%	2.03%	1.97%	2.38%	0.86%
Portfolio turnover rate (z)^	3%	10%	13%	18%	56%	31%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT REAL ESTATE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Real Estate	98.9%
Repurchase Agreements	0.8
Exchange Traded Funds	0.2
Health Care	0.2
Closed End Funds	0.1
Consumer Discretionary	0.1
Cash and Other	(0.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,144.57	$5.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.83	5.02
Class K
Actual	1,000.00	1,146.12	4.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.07	3.77

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (80.2%)
Diversified REITs (9.5%)
Activia Properties, Inc. (REIT)	13	$56,551
American Assets Trust, Inc. (REIT)	871	41,042
Artis REIT (REIT) (x)	2,376	21,101
BMO Real Estate Investments Ltd. (REIT)	4,525	4,597
Cofinimmo SA (REIT)	420	54,540
Colony Capital, Inc. (REIT)	9,048	45,240
Cominar REIT (REIT) (x)	3,446	32,919
Custodian Reit plc (REIT)	6,982	10,516
Daiwa House REIT Investment Corp. (REIT)	35	84,436
Dream Global REIT (REIT) (x)	3,399	35,429
Empire State Realty Trust, Inc. (REIT), Class A	2,744	40,639
Gecina SA (REIT)	1,007	150,690
Global Net Lease, Inc. (REIT)	1,586	31,117
GPT Group (The) (REIT)	34,433	148,668
H&R REIT (REIT) (x)	5,461	95,246
Hamborner REIT AG (REIT)	1,320	13,524
Hulic Reit, Inc. (REIT)	21	36,443
Icade (REIT) (x)	606	55,540
Kenedix Office Investment Corp. (REIT)	7	50,058
Land Securities Group plc (REIT)	13,612	144,032
Lar Espana Real Estate SOCIMI SA (REIT)	1,239	9,609
Leasinvest Real Estate SCA (REIT)	14	1,640
Lexington Realty Trust (REIT)	4,318	40,632
Liberty Property Trust (REIT)	2,801	140,162
LondonMetric Property plc (REIT)	12,271	32,881
LXI REIT plc (REIT) (m)	8,316	13,434
Merlin Properties SOCIMI SA (REIT)	6,316	87,619
Mirvac Group (REIT)	74,458	163,615
NIPPON REIT Investment Corp. (REIT)	8	31,090
Nomura Real Estate Master Fund, Inc. (REIT)	82	126,025
Premier Investment Corp. (REIT)	24	31,565
PS Business Parks, Inc. (REIT)	393	66,232
RDI REIT plc (REIT)	4,788	6,421
Schroder REIT Ltd. (REIT)	9,833	6,868
Sekisui House Reit, Inc. (REIT)	76	56,816
Standard Life Investment Property Income Trust Ltd. (REIT)	7,731	9,249
Stockland (REIT)	45,485	133,160
STORE Capital Corp. (REIT)	3,934	130,569
Suntec REIT (REIT)	37,419	53,653
Tokyu REIT, Inc. (REIT)	16	27,781
United Urban Investment Corp. (REIT)	55	92,130
VEREIT, Inc. (REIT)	18,476	166,469
Washington REIT (REIT)	1,500	40,095
WP Carey, Inc. (REIT)	3,240	263,023

		2,883,066

Health Care REITs (7.7%)
Aedifica SA (REIT)	484	46,175
Assura plc (REIT)	44,956	36,425
CareTrust REIT, Inc. (REIT)	1,761	41,877
HCP, Inc. (REIT)	9,102	291,082
Healthcare Realty Trust, Inc. (REIT)	2,395	75,011
Healthcare Trust of America, Inc. (REIT), Class A	3,860	105,880
Impact Healthcare Reit plc (REIT) (m)	2,700	3,772
LTC Properties, Inc. (REIT)	737	33,651
Medical Properties Trust, Inc. (REIT)	7,415	129,318
National Health Investors, Inc. (REIT)	786	61,332
NorthWest Healthcare Properties REIT (REIT)	1,941	17,460
Omega Healthcare Investors, Inc. (REIT)	4,075	149,756
Physicians Realty Trust (REIT)	3,495	60,953
Primary Health Properties plc (REIT)	21,347	36,164
Sabra Health Care REIT, Inc. (REIT)	3,356	66,080
Senior Housing Properties Trust (REIT)	4,426	36,603
Target Healthcare REIT Ltd. (REIT)	7,288	10,699
Universal Health Realty Income Trust (REIT)	240	20,383
Ventas, Inc. (REIT)	6,830	466,830
Welltower, Inc. (REIT)	7,707	628,352

		2,317,803

Hotel & Resort REITs (3.5%)
Apple Hospitality REIT, Inc. (REIT)	3,976	63,059
CDL Hospitality Trusts (REIT)	14,918	17,972
Chatham Lodging Trust (REIT)	860	16,228
Chesapeake Lodging Trust (REIT)	1,112	31,603
DiamondRock Hospitality Co. (REIT)	3,758	38,858
Hersha Hospitality Trust (REIT)	617	10,205
Hospitality Properties Trust (REIT)	3,089	77,225
Host Hotels & Resorts, Inc. (REIT)	13,961	254,370
Invincible Investment Corp. (REIT)	86	44,510
Japan Hotel REIT Investment Corp. (REIT)	85	68,432
Park Hotels & Resorts, Inc. (REIT)	3,781	104,204
Pebblebrook Hotel Trust (REIT)	2,455	69,182
RLJ Lodging Trust (REIT)	3,231	57,318
Ryman Hospitality Properties, Inc. (REIT)	858	69,575
Summit Hotel Properties, Inc. (REIT)	1,939	22,240
Sunstone Hotel Investors, Inc. (REIT)	4,270	58,542
Xenia Hotels & Resorts, Inc. (REIT)	2,133	44,473

		1,047,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial REITs (9.8%)
Americold Realty Trust (REIT)	3,637	$117,912
Ascendas REIT (REIT)	48,141	111,013
Dream Industrial REIT (REIT)	2,050	18,472
Duke Realty Corp. (REIT)	6,841	216,244
EastGroup Properties, Inc. (REIT)	679	78,750
First Industrial Realty Trust, Inc. (REIT)	2,356	86,559
Frasers Logistics & Industrial Trust (REIT) (m)	28,377	25,378
GLP J-Reit (REIT)	64	72,895
Goodman Group (REIT)	33,916	357,875
Granite REIT (REIT)	937	43,138
Hansteen Holdings plc (REIT)	7,914	9,789
Industrial & Infrastructure Fund Investment Corp. (REIT)	29	36,043
Industrial Logistics Properties Trust (REIT)	1,200	24,984
Japan Logistics Fund, Inc. (REIT)	16	36,611
Mapletree Industrial Trust (REIT)	26,821	44,404
Mapletree Logistics Trust (REIT)	46,189	54,280
Monmouth Real Estate Investment Corp. (REIT)	1,722	23,333
Montea C.V.A (REIT)	224	19,205
Nippon Prologis REIT, Inc. (REIT)	38	87,726
Prologis, Inc. (REIT)	11,943	956,634
Rexford Industrial Realty, Inc. (REIT)	1,950	78,722
Segro plc (REIT)	20,798	192,864
STAG Industrial, Inc. (REIT)	2,385	72,122
Summit Industrial Income REIT (REIT)	1,750	17,212
Terreno Realty Corp. (REIT)	1,176	57,671
Tritax Big Box REIT plc (REIT)	32,483	63,652
Warehouses De Pauw CVA (CVA) (REIT)	353	59,407

		2,962,895

Office REITs (12.1%)
Alexandria Real Estate Equities, Inc. (REIT)	2,123	299,534
Allied Properties REIT (REIT)	2,085	75,420
alstria office REIT-AG (REIT)	3,010	48,739
Befimmo SA (REIT)	365	21,001
Boston Properties, Inc. (REIT)	2,955	381,195
Brandywine Realty Trust (REIT)	3,282	46,998
CapitaLand Commercial Trust (REIT)	46,510	74,595
Champion REIT (REIT)	37,333	31,112
Columbia Property Trust, Inc. (REIT)	2,201	45,649
Corporate Office Properties Trust (REIT)	2,116	55,799
Cousins Properties, Inc. (REIT)	2,739	99,070
Covivio (REIT)	836	87,504
Cromwell Property Group (REIT) (x)	32,138	26,060
Daiwa Office Investment Corp. (REIT)	6	43,018
Derwent London plc (REIT)	1,914	75,740
Dexus (REIT)	20,815	189,679
Douglas Emmett, Inc. (REIT)	3,049	121,472
Dream Office REIT (REIT)	932	16,824
Easterly Government Properties, Inc. (REIT)	1,285	23,271
Equity Commonwealth (REIT)	2,284	74,276
Franklin Street Properties Corp. (REIT)	1,955	14,428
Great Portland Estates plc (REIT)	5,155	44,779
Green REIT plc (REIT)	13,198	27,163
Hibernia REIT plc (REIT)	13,244	21,309
Highwoods Properties, Inc. (REIT)	1,937	79,998
Hudson Pacific Properties, Inc. (REIT)	2,877	95,718
Inmobiliaria Colonial SOCIMI SA (REIT)	6,187	68,910
Intervest Offices & Warehouses NV (REIT)	412	11,572
Invesco Office J-Reit, Inc. (REIT)	160	26,757
Japan Excellent, Inc. (REIT) (x)	22	32,281
Japan Prime Realty Investment Corp. (REIT)	16	69,304
Japan Real Estate Investment Corp. (REIT)	25	152,112
JBG SMITH Properties (REIT)	2,303	90,600
Keppel REIT (REIT)	37,562	34,980
Kilroy Realty Corp. (REIT)	1,883	138,984
Mack-Cali Realty Corp. (REIT)	1,696	39,500
MCUBS MidCity Investment Corp. (REIT)	29	27,275
Mori Hills REIT Investment Corp. (REIT)	29	41,046
Mori Trust Sogo Reit, Inc. (REIT)	18	29,250
Nippon Building Fund, Inc. (REIT)	24	164,281
NSI NV (REIT)	333	14,105
Office Properties Income Trust (REIT)	894	23,485
Orix JREIT, Inc. (REIT)	50	91,175
Paramount Group, Inc. (REIT)	3,777	52,916
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,336	46,557
Regional REIT Ltd. (REIT) (m)	6,070	8,310
SL Green Realty Corp. (REIT)	1,595	128,190
Vornado Realty Trust (REIT)	3,293	211,081
Workspace Group plc (REIT)	2,532	28,104

		3,651,126

Residential REITs (12.1%)
Advance Residence Investment Corp. (REIT)	24	71,344
American Campus Communities, Inc. (REIT)	2,589	119,508
American Homes 4 Rent (REIT), Class A	4,867	118,317
Apartment Investment & Management Co. (REIT), Class A	2,804	140,537
AvalonBay Communities, Inc. (REIT)	2,646	537,614
Boardwalk REIT (REIT)	737	22,422
Camden Property Trust (REIT)	1,795	187,380
Canadian Apartment Properties REIT (REIT)	2,807	103,659

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Civitas Social Housing plc (REIT)(m)	11,827	$12,647
Comforia Residential REIT, Inc. (REIT)	11	31,577
Empiric Student Property plc (REIT)	11,133	12,838
Equity LifeStyle Properties, Inc. (REIT)	1,635	198,391
Equity Residential (REIT)	6,955	528,024
Essex Property Trust, Inc. (REIT)	1,260	367,832
GCP Student Living plc (REIT)	7,775	16,015
Independence Realty Trust, Inc. (REIT)	1,672	19,345
InterRent REIT (REIT)	1,879	19,801
Investors Real Estate Trust (REIT)	224	13,142
Invitation Homes, Inc. (REIT)	8,047	215,096
Irish Residential Properties REIT plc (REIT)	6,935	13,295
Japan Rental Housing Investments, Inc. (REIT)	28	21,763
Kenedix Residential Next Investment Corp. (REIT)	17	30,101
Killam Apartment REIT (REIT)	1,632	23,417
Mid-America Apartment Communities, Inc. (REIT)	2,160	254,362
Nippon Accommodations Fund, Inc. (REIT)	9	50,420
Northview Apartment REIT (REIT)	891	18,302
Sun Communities, Inc. (REIT)	1,606	205,873
Triple Point Social Housing REIT plc (REIT) (m)	6,026	6,321
UDR, Inc. (REIT)	5,296	237,737
UNITE Group plc (The) (REIT)	4,971	61,519
Xior Student Housing NV (REIT) (m)	207	10,780

		3,669,379

Retail REITs (17.7%)
Acadia Realty Trust (REIT)	1,510	41,329
AEON REIT Investment Corp. (REIT)	28	35,839
Agree Realty Corp. (REIT)	728	46,628
Alexander’s, Inc. (REIT)	39	14,442
Ascencio (REIT)	97	6,287
British Land Co. plc (The) (REIT)	18,029	123,272
Brixmor Property Group, Inc. (REIT)	5,630	100,664
Brookfield Property REIT, Inc. (REIT), Class A	1,787	33,756
BWP Trust (REIT)	9,249	23,895
CapitaLand Mall Trust (REIT)	45,663	88,761
Charter Hall Retail REIT (REIT)	6,983	21,424
Choice Properties REIT (REIT)	4,354	45,483
Crombie REIT (REIT)	1,658	19,067
Eurocommercial Properties NV (CVA) (REIT)	902	24,103
Federal Realty Investment Trust (REIT)	1,444	185,929
Fortune REIT (REIT)	25,372	34,883
Frontier Real Estate Investment Corp. (REIT)	9	38,399
Fukuoka REIT Corp. (REIT)	13	20,956
Getty Realty Corp. (REIT)	614	18,887
Hammerson plc (REIT)	14,608	51,406
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	921	6,074
Intu Properties plc (REIT) (x)	16,860	16,333
Japan Retail Fund Investment Corp. (REIT)	50	101,099
Kenedix Retail REIT Corp. (REIT)	10	24,551
Kimco Realty Corp. (REIT)	7,630	141,002
Kite Realty Group Trust (REIT)	1,551	23,467
Kiwi Property Group Ltd. (REIT)	27,280	29,323
Klepierre SA (REIT)	3,609	120,980
Link REIT (REIT)	40,152	493,438
Macerich Co. (The) (REIT)	2,685	89,921
Mapletree Commercial Trust (REIT)	36,402	56,231
Mercialys SA (REIT)	1,161	15,327
National Retail Properties, Inc. (REIT)	3,058	162,105
NewRiver REIT plc (REIT)	5,693	12,884
Pennsylvania REIT (REIT) (x)	1,290	8,385
Realty Income Corp. (REIT)	5,981	412,510
Regency Centers Corp. (REIT)	3,156	210,631
Retail Estates NV (REIT)	162	14,976
Retail Opportunity Investments Corp. (REIT)	2,126	36,418
Retail Properties of America, Inc. (REIT), Class A	4,047	47,593
Retail Value, Inc. (REIT)	287	9,988
RioCan REIT (REIT)	5,841	115,923
RPT Realty (REIT)	1,437	17,402
Saul Centers, Inc. (REIT)	221	12,405
Scentre Group (REIT)	97,305	262,322
Seritage Growth Properties (REIT), Class A (x)	612	26,292
Shaftesbury plc (REIT)	4,228	43,170
Shopping Centres Australasia Property Group (REIT)	17,625	29,573
Simon Property Group, Inc. (REIT)	5,880	939,389
SITE Centers Corp. (REIT)	2,648	35,059
SmartCentres REIT (REIT)	2,397	60,788
Spirit Realty Capital, Inc. (REIT)	1,634	69,706
Tanger Factory Outlet Centers, Inc. (REIT) (x)	1,723	27,930
Taubman Centers, Inc. (REIT)	1,087	44,382
Unibail-Rodamco-Westfield (REIT) (x)	2,566	384,420
Urban Edge Properties (REIT)	2,171	37,623
Urstadt Biddle Properties, Inc. (REIT), Class A	554	11,634
Vastned Retail NV (REIT)	343	11,077
Vicinity Centres (REIT)	59,595	102,505
Washington Prime Group, Inc. (REIT) (x)	3,525	13,465
Weingarten Realty Investors (REIT)	2,272	62,298
Wereldhave Belgium Comm VA (REIT)	41	3,758
Wereldhave NV (REIT)	762	19,963

		5,339,730

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Specialized REITs (7.8%)
Big Yellow Group plc (REIT)	2,934	$36,869
CubeSmart (REIT)	3,567	119,281
CyrusOne, Inc. (REIT)	2,144	123,752
Digital Realty Trust, Inc. (REIT)	3,970	467,626
EPR Properties (REIT)	1,410	105,172
Extra Space Storage, Inc. (REIT)	2,372	251,669
Four Corners Property Trust, Inc. (REIT)	1,270	34,709
Gaming and Leisure Properties, Inc. (REIT)	3,842	149,761
Life Storage, Inc. (REIT)	884	84,051
National Storage Affiliates Trust (REIT)	1,061	30,705
Public Storage (REIT)	2,842	676,879
QTS Realty Trust, Inc. (REIT), Class A	1,055	48,720
Safestore Holdings plc (REIT)	3,900	30,386
VICI Properties, Inc. (REIT)	8,533	188,067

		2,347,647

Total Equity Real Estate Investment Trusts (REITs)		24,219,642

Health Care Providers & Services (0.2%)
Health Care Facilities (0.2%)
Chartwell Retirement Residences	4,021	46,733

Total Health Care Providers & Services		46,733

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB	1,437	26,462

Total Hotels, Restaurants & Leisure		26,462

Real Estate Management & Development (18.7%)
Diversified Real Estate Activities (7.7%)
Allreal Holding AG (Registered)*	265	45,605
CapitaLand Ltd.	47,550	124,059
City Developments Ltd.	8,924	62,461
DIC Asset AG	838	9,662
Hang Lung Properties Ltd.	38,581	91,764
Hembla AB*	696	13,566
Mitsubishi Estate Co. Ltd.	22,498	418,388
Mitsui Fudosan Co. Ltd.	17,893	433,571
Mobimo Holding AG (Registered)*	122	32,431
New World Development Co. Ltd.	109,016	170,536
Nomura Real Estate Holdings, Inc.	2,185	46,937
Sumitomo Realty & Development Co. Ltd.	7,518	268,323
Sun Hung Kai Properties Ltd.	27,092	459,527
Tokyo Tatemono Co. Ltd.	3,771	41,867
UOL Group Ltd.	9,393	52,415
Wharf Holdings Ltd. (The)	23,221	61,533

		2,332,645

Real Estate Development (1.7%)
CK Asset Holdings Ltd.	51,214	400,903
Helical plc	1,884	8,817
Sino Land Co. Ltd.	60,896	102,121

		511,841

Real Estate Operating Companies (9.3%)
ADO Properties SA (m)	550	22,752
Aeon Mall Co. Ltd.	2,255	33,925
Aroundtown SA	12,841	105,802
Azrieli Group Ltd.	691	46,276
CA Immobilien Anlagen AG	1,325	48,665
Capital & Counties Properties plc	13,955	38,386
Carmila SA (REIT)	580	10,381
Castellum AB	5,154	98,544
Catena AB	386	12,138
Citycon OYJ	1,471	15,322
Daejan Holdings plc	96	6,779
Deutsche EuroShop AG	965	26,664
Deutsche Wohnen SE	6,791	249,190
Dios Fastigheter AB	1,590	11,763
Entra ASA (m)	2,687	41,264
Fabege AB	4,996	75,186
Fastighets AB Balder, Class B*	1,852	62,025
First Capital Realty, Inc. (REIT)	2,945	49,160
Grainger plc	11,466	35,762
Grand City Properties SA	2,101	48,020
Hemfosa Fastigheter AB	3,035	28,679
Hiag Immobilien Holding AG	52	6,232
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,603
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	21,858	140,766
Hufvudstaden AB, Class A	2,089	35,521
Hulic Co. Ltd. (x)	6,757	54,274
Hysan Development Co. Ltd.	11,753	60,708
Kennedy-Wilson Holdings, Inc.	2,319	47,702
Klovern AB, Class B (x)	9,598	15,090
Kojamo OYJ	1,659	24,750
Kungsleden AB	3,556	29,333
LEG Immobilien AG	1,215	137,052
Nyfosa AB*	3,035	19,038
Phoenix Spree Deutschland Ltd.	1,622	5,799
PSP Swiss Property AG (Registered)	761	88,947
Sagax AB, Class D	1,761	6,827
Shurgard Self Storage SA	461	16,670
Sirius Real Estate Ltd.	17,853	15,100
Swire Properties Ltd.	20,076	81,083
Swiss Prime Site AG (Registered)*	1,439	125,666
TAG Immobilien AG	2,406	55,593
TLG Immobilien AG	1,624	47,551
Vonovia SE	9,904	472,997
Wallenstam AB, Class B	3,109	32,877
Wharf Real Estate Investment Co. Ltd.	23,152	163,155
Wihlborgs Fastigheter AB	2,526	36,614

		2,787,631

Total Real Estate Management & Development		5,632,117

Total Common Stocks (99.2%) (Cost $25,716,795)		29,924,954

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CLOSED END FUNDS:
BMO Commercial Property Trust	10,004	$14,204
Picton Property Income Ltd. (The) (REIT)	10,253	12,760
UK Commercial Property REIT Ltd. (REIT)	12,413	13,920

Total Closed End Funds (0.1%) (Cost $42,204)		40,884

EXCHANGE TRADED FUNDS (ETF):
Equity (0.2%)
iShares International Developed Real Estate ETF	1,216	36,249
iShares U.S. Real Estate ETF	377	32,916

Total Exchange Traded Funds (0.2%) (Cost $69,381)		69,165

	Number of Rights	Value (Note 1)
RIGHTS:
Equity Real Estate Investment Trusts (REITs) (0.0%)
Office REITs (0.0%)
Regional REIT Ltd., expiring 7/18/19* (Cost $—)	758	12

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.8%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $48,627, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $49,588. (xx)	$48,616	48,616
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $5,835, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $5,951. (xx)	5,834	5,834
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $174,332, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $177,818. (xx)	174,295	174,295

Total Repurchase Agreements		228,745

Total Short-Term Investments (0.8%) (Cost $228,745)		228,745

Total Investments in Securities (100.3%) (Cost $26,057,125)		30,263,760
Other Assets Less Liabilities (-0.3%)		(83,777)

Net Assets (100%)		$30,179,983

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $144,658 or 0.5% of net assets.

(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $344,771. This was collateralized by $131,672 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/5/19 - 2/15/49 and by cash of $228,745 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVA	— Dutch Certification

Country Diversification As a Percentage of Total Net Assets
Australia	4.8%
Austria	0.2
Belgium	0.9
Canada	3.0
Finland	0.1
France	2.7
Germany	4.2
Guernsey	0.1
Hong Kong	7.6
Ireland	0.2
Israel	0.2
Italy	0.0 #
Japan	11.1
Netherlands	0.2
New Zealand	0.1
Norway	0.1
Singapore	2.7
Spain	0.5
Sweden	1.7
Switzerland	1.0
United Kingdom	4.2
United States	54.7
Cash and Other	(0.3)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$40,884	$—	$40,884
Common Stocks
Consumer Discretionary	—	26,462	—	26,462
Health Care	46,733	—	—	46,733
Real Estate	17,076,400	12,775,359	—	29,851,759
Exchange Traded Funds	69,165	—	—	69,165
Rights
Real Estate	—	12	—	12
Short-Term Investments
Repurchase Agreements	—	228,745	—	228,745

Total Assets	$17,192,298	$13,071,462	$—	$30,263,760

Total Liabilities	$—	$—	$—	$—

Total	$17,192,298	$13,071,462	$—	$30,263,760

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(43)	$(43)

Total	$(43)	$(43)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $600,000 for five days during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,007,339
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,627,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,537,705
Aggregate gross unrealized depreciation	(1,853,811)

Net unrealized appreciation	$4,683,894

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,579,866

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $25,828,380)	$30,035,015
Repurchase Agreements (Cost $228,745)	228,745
Cash	44,729
Foreign cash (Cost $16,061)	16,138
Dividends, interest and other receivables	144,139
Receivable for Portfolio shares sold	39,658
Receivable for securities sold	19,301
Due from Custodian	1,884
Securities lending income receivable	134
Other assets	312

Total assets	30,530,055

LIABILITIES
Payable for return of collateral on securities loaned	228,745
Payable for securities purchased	41,050
Payable for Portfolio shares redeemed	23,501
Investment management fees payable	3,113
Distribution fees payable – Class IB	3,041
Administrative fees payable	2,373
Trustees’ fees payable	24
Accrued expenses	48,225

Total liabilities	350,072

NET ASSETS	$30,179,983

Net assets were comprised of:
Paid in capital	$26,028,013
Total distributable earnings (loss)	4,151,970

Net assets	$30,179,983

Class IB
Net asset value, offering and redemption price per share, $14,755,727 / 1,284,897 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.48

Class K
Net asset value, offering and redemption price per share, $15,424,256 / 1,337,732 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.53

(x)	Includes value of securities on loan of $344,771.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $25,363 foreign withholding tax)	$593,239
Interest	514
Securities lending (net)	1,394

Total income	595,147

EXPENSES
Investment management fees	72,320
Professional fees	26,628
Distribution fees – Class IB	17,272
Administrative fees	13,847
Custodian fees	13,629
Printing and mailing expenses	8,761
Trustees’ fees	430
Miscellaneous	1,061

Gross expenses	153,948
Less: Waiver from investment manager	(42,580)

Net expenses	111,368

NET INVESTMENT INCOME (LOSS)	483,779

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	7,636
Forward foreign currency contracts	(43)
Foreign currency transactions	(876)

Net realized gain (loss)	6,717

Change in unrealized appreciation (depreciation) on:
Investments in securities	3,316,918
Foreign currency translations	232

Net change in unrealized appreciation (depreciation)	3,317,150

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,323,867

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,807,646

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$483,779	$831,563
Net realized and unrealized gain (loss)	6,717	171,563
Net change in unrealized appreciation (depreciation)	3,317,150	(2,517,577)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,807,646	(1,514,451)

Distributions to shareholders:
Class IB	—	(394,673)
Class K	—	(493,031)

Total distributions to shareholders	—	(887,704)

Tax return of capital:
Class IB	—	(92,905)
Class K	—	(116,057)

Total	—	(208,962)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 183,596 and 124,025 shares, respectively ]	2,067,939	1,340,485
Capital shares issued in reinvestment of dividends and distributions [ 0 and 46,234 shares, respectively ]	—	487,578
Capital shares repurchased [ (106,382) and (178,397) shares, respectively ]	(1,190,704)	(1,934,529)

Total Class IB transactions	877,235	(106,466)

Class K
Capital shares sold [ 72,891 and 57,132 shares, respectively ]	815,334	618,163
Capital shares issued in reinvestment of dividends and distributions [ 0 and 57,602 shares, respectively ]	—	609,088
Capital shares repurchased [ (153,734) and (119,053) shares, respectively ]	(1,703,854)	(1,285,345)

Total Class K transactions	(888,520)	(58,094)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,285)	(164,560)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,796,361	(2,775,677)
NET ASSETS:
Beginning of period	26,383,622	29,159,299

End of period	$30,179,983	$26,383,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015		2014
Net asset value, beginning of period	$10.03		$11.03	$10.45	$10.17	$10.46		$9.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.31	0.27	0.22	0.14		0.16
Net realized and unrealized gain (loss)	1.26		(0.89)	0.80	0.27	(0.36)		1.44

Total from investment operations	1.45		(0.58)	1.07	0.49	(0.22)		1.60

Less distributions:
Dividends from net investment income	—		(0.34)	(0.38)	(0.07)	(0.06)		(0.65)
Distributions from net realized gains	—		—	(0.09)	(0.14)	(0.01)		(0.12)
Return of capital	—		(0.08)	(0.02)	—	—		—

Total dividends and distributions	—		(0.42)	(0.49)	(0.21)	(0.07)		(0.77)

Net asset value, end of period	$11.48		$10.03	$11.03	$10.45	$10.17		$10.46

Total return (b)	14.46%		(5.46)%	10.22%	4.67%	(2.02)%		16.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,756		$12,114	$13,416	$12,294	$9,155		$5,787
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00	%****	0.90%	0.90%	0.91%	1.13	%***	1.12%**
Before waivers and reimbursements (a)(f)	1.29	%****	1.40%	1.31%	1.41%	1.58	%***	2.04%**
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.35%		2.84%	2.46%	2.11%	1.36%		1.52%
Before waivers and reimbursements (a)(f)	3.06%		2.34%	2.05%	1.61%	0.91%		0.59%
Portfolio turnover rate (z)^	16%		15%	30%	57%	55%		48%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015		2014
Net asset value, beginning of period	$10.06		$11.06	$10.47	$10.20	$10.46		$9.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.34	0.29	0.24	0.15		0.19
Net realized and unrealized gain (loss)	1.27		(0.89)	0.81	0.27	(0.34)		1.44

Total from investment operations	1.47		(0.55)	1.10	0.51	(0.19)		1.63

Less distributions:
Dividends from net investment income	—		(0.37)	(0.40)	(0.10)	(0.06)		(0.68)
Distributions from net realized gains	—		—	(0.09)	(0.14)	(0.01)		(0.12)
Return of capital	—		(0.08)	(0.02)	—	—		—

Total dividends and distributions	—		(0.45)	(0.51)	(0.24)	(0.07)		(0.80)

Net asset value, end of period	$11.53		$10.06	$11.06	$10.47	$10.20		$10.46

Total return (b)	14.61%		(5.21)%	10.56%	4.81%	(1.73)%		16.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,424		$14,269	$15,743	$18,263	$18,619		$21,244
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75	%****	0.65%	0.65%	0.66%	0.88	%***	0.87%**
Before waivers and reimbursements (a)(f)	1.05	%****	1.15%	1.07%	1.16%	1.33	%***	1.69%**
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.56%		3.09%	2.68%	2.30%	1.46%		1.79%
Before waivers and reimbursements (a)(f)	3.26%		2.59%	2.26%	1.79%	1.02%		0.96%
Portfolio turnover rate (z)^	16%		15%	30%	57%	55%		48%
**	Includes Interest Expense of 0.02%.
***	Includes Interest Expense of 0.03%.
****	Includes Interest Expense of 0.10%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Energy	25.6%
Financials	17.7
Industrials	14.1
Real Estate	10.8
Information Technology	6.0
Consumer Discretionary	5.7
Communication Services	5.6
Utilities	4.3
Consumer Staples	3.9
Materials	2.5
Health Care	2.4
Repurchase Agreements	1.6
Investment Company	0.0 #
Cash and Other	(0.2)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,197.98	$6.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,199.32	4.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.6%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	1,591	$91,848
Bandwidth, Inc., Class A*	376	28,207
Cincinnati Bell, Inc.*	6,933	34,318
Consolidated Communications Holdings, Inc. (x)	10,364	51,095
Frontier Communications Corp. (x)*	15,253	26,693
IDT Corp., Class B*	627	5,938
Intelsat SA (x)*	9,658	187,848
Iridium Communications, Inc.*	14,263	331,757
ORBCOMM, Inc.*	2,071	15,015
Pareteum Corp.*	8,524	22,248
Vonage Holdings Corp.*	10,527	119,271

		914,238

Entertainment (4.3%)
AMC Entertainment Holdings, Inc., Class A (x)	7,363	68,697
Eros International plc*	4,695	6,338
Lions Gate Entertainment Corp., Class B	84,400	979,884
Live Nation Entertainment, Inc.*	170,000	11,262,500
Marcus Corp. (The)	3,229	106,428
Reading International, Inc., Class A*	2,453	31,840
Rosetta Stone, Inc.*	2,468	56,468

		12,512,155

Interactive Media & Services (0.3%)
Care.com, Inc.*	277	3,041
Cars.com, Inc.*	8,393	165,510
COOKPAD, Inc.	249,900	711,583
DHI Group, Inc.*	7,328	26,161
Meet Group, Inc. (The)*	3,870	13,467
TrueCar, Inc.*	2,104	11,488

		931,250

Media (0.7%)
Boston Omaha Corp., Class A (x)*	425	9,839
cbdMD, Inc.*	1,342	7,918
Clear Channel Outdoor Holdings, Inc.*	4,206	19,852
comScore, Inc.*	7,039	36,321
Cumulus Media, Inc., Class A*	2,036	37,768
Daily Journal Corp. (x)*	163	38,794
Emerald Expositions Events, Inc.	3,656	40,764
Entercom Communications Corp., Class A	17,921	103,942
Entravision Communications Corp., Class A	6,905	21,544
EW Scripps Co. (The), Class A	7,868	120,302
Fluent, Inc.*	496	2,669
Gannett Co., Inc.	15,345	125,215
Gray Television, Inc.*	7,821	128,186
Hemisphere Media Group, Inc.*	229	2,959
Lee Enterprises, Inc.*	7,632	17,096
Liberty Latin America Ltd., Class A*	6,348	109,376
Liberty Latin America Ltd., Class C*	16,651	286,231
Marchex, Inc., Class B*	4,839	22,743
MSG Networks, Inc., Class A*	8,461	175,481
National CineMedia, Inc.	8,051	52,815
New Media Investment Group, Inc.	8,707	82,194
Saga Communications, Inc., Class A	592	18,494
Scholastic Corp.	4,114	136,749
TEGNA, Inc.	31,355	475,028
Tribune Publishing Co.	2,519	20,076
WideOpenWest, Inc.*	3,593	26,085

		2,118,441

Wireless Telecommunication Services (0.0%)
Spok Holdings, Inc.	2,658	39,976

Total Communication Services		16,516,060

Consumer Discretionary (5.7%)
Auto Components (1.0%)
Adient plc	12,636	306,676
American Axle & Manufacturing Holdings, Inc.*	16,187	206,546
Cooper Tire & Rubber Co.	7,252	228,801
Cooper-Standard Holdings, Inc.*	2,519	115,420
Dana, Inc.	20,811	414,971
Dorman Products, Inc.*	9,000	784,260
Modine Manufacturing Co.*	7,112	101,773
Motorcar Parts of America, Inc.*	2,731	58,471
Standard Motor Products, Inc.	2,399	108,771
Stoneridge, Inc.*	3,546	111,876
Tenneco, Inc., Class A	7,323	81,212
Tower International, Inc.	2,861	55,789
Visteon Corp.*	4,069	238,362

		2,812,928

Automobiles (0.0%)
Winnebago Industries, Inc.	1,331	51,443

Distributors (0.0%)
Weyco Group, Inc.	905	24,173

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	8,141	366,752
American Public Education, Inc.*	2,353	69,602
Carriage Services, Inc.	2,388	45,396
Houghton Mifflin Harcourt Co.*	15,006	86,435
K12, Inc.*	5,116	155,577
Laureate Education, Inc., Class A*	13,706	215,321
OneSpaWorld Holdings Ltd.*	6,540	101,370
Regis Corp.*	3,842	63,777
Select Interior Concepts, Inc., Class A*	2,168	25,257
Weight Watchers International, Inc. (x)*	6,736	128,658

		1,258,145

Hotels, Restaurants & Leisure (0.9%)
BBX Capital Corp.	9,406	46,183
Biglari Holdings, Inc., Class A*	2	1,061

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Biglari Holdings, Inc., Class B*	26	$2,700
Boyd Gaming Corp.	1,089	29,338
Brinker International, Inc. (x)	1,289	50,722
Carrols Restaurant Group, Inc.*	4,732	42,730
Century Casinos, Inc.*	3,868	37,520
Chuy’s Holdings, Inc.*	1,817	41,646
Del Frisco’s Restaurant Group, Inc.*	4,905	39,044
Del Taco Restaurants, Inc.*	4,131	52,959
Denny’s Corp.*	2,124	43,606
Dine Brands Global, Inc. (x)	992	94,706
Drive Shack, Inc.*	865	4,057
El Pollo Loco Holdings, Inc. (x)*	3,208	34,197
Empire Resorts, Inc.*	307	2,947
Fiesta Restaurant Group, Inc.*	3,366	44,229
Golden Entertainment, Inc.*	1,293	18,102
Habit Restaurants, Inc. (The), Class A*	2,030	21,295
International Speedway Corp., Class A	3,368	151,190
J Alexander’s Holdings, Inc.*	2,004	22,505
Jack in the Box, Inc.	3,137	255,320
Marriott Vacations Worldwide Corp.	5,230	504,172
Monarch Casino & Resort, Inc.*	309	13,207
Nathan’s Famous, Inc.	245	19,139
Papa John’s International, Inc. (x)	348	15,563
Penn National Gaming, Inc.*	14,240	274,262
Potbelly Corp.*	3,018	15,362
RCI Hospitality Holdings, Inc.	1,286	22,518
Red Lion Hotels Corp.*	3,439	24,451
Red Robin Gourmet Burgers, Inc. (x)*	1,851	56,585
Speedway Motorsports, Inc.	1,705	31,628
Wendy’s Co. (The)	28,000	548,240
Wingstop, Inc.	326	30,888

		2,592,072

Household Durables (1.0%)
Bassett Furniture Industries, Inc.	1,487	22,677
Beazer Homes USA, Inc.*	4,256	40,900
Century Communities, Inc.*	2,210	58,742
Ethan Allen Interiors, Inc.	3,453	72,720
Flexsteel Industries, Inc.	1,086	18,527
GoPro, Inc., Class A*	1,357	7,409
Green Brick Partners, Inc.*	3,498	29,069
Hooker Furniture Corp.	1,549	31,941
KB Home	9,763	251,202
La-Z-Boy, Inc.	3,746	114,852
Legacy Housing Corp.*	437	5,441
Lifetime Brands, Inc.	1,646	15,571
M.D.C. Holdings, Inc.	7,203	236,114
M/I Homes, Inc.*	3,755	107,168
Meritage Homes Corp.*	5,247	269,381
Purple Innovation, Inc.*	407	2,747
Taylor Morrison Home Corp., Class A*	13,353	279,879
TRI Pointe Group, Inc.*	94,805	1,134,816
Tupperware Brands Corp.	7,045	134,066
Universal Electronics, Inc.*	186	7,630
William Lyon Homes, Class A*	4,562	83,165
ZAGG, Inc.*	3,817	26,566

		2,950,583

Internet & Direct Marketing Retail (0.3%)
Gaia, Inc.*	1,464	11,097
Lands’ End, Inc.*	1,589	19,417
Leaf Group Ltd.*	632	4,683
Liberty Expedia Holdings, Inc., Class A*	7,376	352,499
Liquidity Services, Inc.*	3,812	23,215
Overstock.com, Inc.*	3,271	44,486
PetMed Express, Inc.	2,049	32,108
Quotient Technology, Inc.*	10,252	110,106
Rubicon Project, Inc. (The)*	2,213	14,075
Stamps.com, Inc.*	2,422	109,644
Stitch Fix, Inc., Class A*	680	21,753
Waitr Holdings, Inc.*	6,072	38,193

		781,276

Leisure Products (0.2%)
Acushnet Holdings Corp.	5,071	133,165
American Outdoor Brands Corp.*	7,837	70,611
Callaway Golf Co.	13,465	231,059
Clarus Corp.	1,360	19,639
Escalade, Inc.	1,479	16,964
Johnson Outdoors, Inc., Class A	279	20,805
Sturm Ruger & Co., Inc.	197	10,733
Vista Outdoor, Inc.*	8,306	73,757

		576,733

Multiline Retail (0.1%)
Big Lots, Inc.	5,745	164,364
Dillard’s, Inc., Class A (x)	1,546	96,285
JC Penney Co., Inc. (x)*	44,789	51,060

		311,709

Specialty Retail (1.2%)
Aaron’s, Inc.	1,124	69,025
Abercrombie & Fitch Co., Class A	9,660	154,946
American Eagle Outfitters, Inc.	2,282	38,566
Ascena Retail Group, Inc.*	20,642	12,592
At Home Group, Inc.*	6,409	42,684
Barnes & Noble Education, Inc.*	5,504	18,493
Barnes & Noble, Inc.	8,359	55,922
Bed Bath & Beyond, Inc. (x)	18,201	211,496
Buckle, Inc. (The) (x)	4,174	72,252
Caleres, Inc.	5,929	118,106
Cato Corp. (The), Class A	3,119	38,426
Chico’s FAS, Inc.	16,988	57,250
Citi Trends, Inc.	1,715	25,073
Conn’s, Inc.*	2,869	51,126
Container Store Group, Inc. (The)*	2,314	16,938
Designer Brands, Inc., Class A	6,096	116,860
Express, Inc.*	9,461	25,829
GameStop Corp., Class A (x)	14,781	80,852
Genesco, Inc.*	2,561	108,305
GNC Holdings, Inc., Class A (x)*	12,616	18,924
Group 1 Automotive, Inc.	2,552	208,983
Guess?, Inc.	8,272	133,593
Haverty Furniture Cos., Inc.	2,657	45,249

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hibbett Sports, Inc.*	2,482	$45,172
Hudson Ltd., Class A*	5,355	73,845
J. Jill, Inc. (x)	2,464	4,903
Lithia Motors, Inc., Class A	1,235	146,693
Lumber Liquidators Holdings, Inc. (x)*	3,327	38,427
MarineMax, Inc.*	3,025	49,731
Michaels Cos., Inc. (The)*	12,332	107,288
Murphy USA, Inc.*	3,624	304,525
Office Depot, Inc.	77,995	160,670
Party City Holdco, Inc. (x)*	7,712	56,529
RH*	1,881	217,444
RTW RetailWinds, Inc.*	4,315	7,335
Sally Beauty Holdings, Inc.*	17,364	231,636
Shoe Carnival, Inc. (x)	1,341	37,012
Signet Jewelers Ltd.	7,484	133,814
Sleep Number Corp.*	344	13,894
Sonic Automotive, Inc., Class A	3,472	81,071
Sportsman’s Warehouse Holdings, Inc.*	6,068	22,937
Tailored Brands, Inc.	857	4,945
Tile Shop Holdings, Inc.	5,591	22,364
Tilly’s, Inc., Class A	3,132	23,897
Winmark Corp.	207	35,842
Zumiez, Inc.*	2,875	75,037

		3,616,501

Textiles, Apparel & Luxury Goods (0.6%)
Culp, Inc.	1,572	29,868
Delta Apparel, Inc.*	859	19,912
Fossil Group, Inc. (x)*	6,739	77,498
G-III Apparel Group Ltd.*	6,518	191,760
Kontoor Brands, Inc.*	4,848	135,841
Movado Group, Inc.	32,300	872,100
Oxford Industries, Inc.	1,462	110,820
Rocky Brands, Inc.	1,012	27,607
Superior Group of Cos., Inc.	1,145	19,614
Unifi, Inc.*	2,115	38,429
Vera Bradley, Inc.*	2,972	35,664
Vince Holding Corp.*	433	6,040
Wolverine World Wide, Inc.	6,455	177,771

		1,742,924

Total Consumer Discretionary		16,718,487

Consumer Staples (3.9%)
Beverages (0.6%)
Craft Brew Alliance, Inc.*	1,470	20,565
Crimson Wine Group Ltd.*	218,400	1,747,200

		1,767,765

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	4,533	123,479
BJ’s Wholesale Club Holdings, Inc.*	10,699	282,454
Ingles Markets, Inc., Class A	2,099	65,342
Natural Grocers by Vitamin Cottage, Inc.*	1,292	12,985
PriceSmart, Inc.	2,957	151,162
Rite Aid Corp. (x)*	7,754	62,109
SpartanNash Co.	5,202	60,707
United Natural Foods, Inc.*	7,224	64,799
Village Super Market, Inc., Class A	1,235	32,740
Weis Markets, Inc.	1,358	49,445

		905,222

Food Products (0.8%)
Alico, Inc.	22,958	696,546
B&G Foods, Inc. (x)	8,441	175,573
Cal-Maine Foods, Inc.	4,521	188,616
Darling Ingredients, Inc.*	23,723	471,850
Dean Foods Co. (x)	10,616	9,807
Farmer Brothers Co.*	1,470	24,064
Fresh Del Monte Produce, Inc.	4,490	121,005
Hostess Brands, Inc.*	14,533	209,856
Lancaster Colony Corp.	746	110,856
Landec Corp.*	3,464	32,458
Limoneira Co.	1,526	30,428
Sanderson Farms, Inc.	460	62,818
Seneca Foods Corp., Class A*	979	27,246
Simply Good Foods Co. (The)*	10,182	245,183
Tootsie Roll Industries, Inc. (x)	281	10,377

		2,416,683

Household Products (0.1%)
Central Garden & Pet Co. (x)*	1,501	40,452
Central Garden & Pet Co., Class A*	6,128	150,994
Oil-Dri Corp. of America	728	24,781

		216,227

Personal Products (2.0%)
Edgewell Personal Care Co.*	7,811	210,506
elf Beauty, Inc.*	3,205	45,191
Inter Parfums, Inc.	87,000	5,784,630
Nature’s Sunshine Products, Inc.*	1,093	10,154
Revlon, Inc., Class A (x)*	187	3,615

		6,054,096

Tobacco (0.1%)
Pyxus International, Inc. (x)*	1,255	19,076
Universal Corp.	3,543	215,308
Vector Group Ltd.	999	9,740

		244,124

Total Consumer Staples		11,604,117

Energy (25.6%)
Energy Equipment & Services (2.0%)
Archrock, Inc.	18,809	199,375
C&J Energy Services, Inc.*	9,398	110,708
Covia Holdings Corp.*	5,988	11,737
Diamond Offshore Drilling, Inc. (x)*	9,439	83,724
Dril-Quip, Inc.*	5,203	249,744
Era Group, Inc.*	2,857	23,827
Exterran Corp.*	4,513	64,175
Forum Energy Technologies, Inc.*	11,714	40,062
Frank’s International NV*	15,287	83,467
FTS International, Inc.*	2,591	14,458
Geospace Technologies Corp.*	1,867	28,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Helix Energy Solutions Group, Inc.*	20,440	$176,397
Independence Contract Drilling, Inc.*	6,778	10,709
Keane Group, Inc.*	7,639	51,334
KLX Energy Services Holdings, Inc.*	2,936	59,983
Liberty Oilfield Services, Inc., Class A	4,551	73,635
Mammoth Energy Services, Inc.	1,883	12,955
Matrix Service Co.*	3,795	76,887
McDermott International, Inc.*	26,151	252,619
Nabors Industries Ltd.	50,813	147,358
National Energy Services Reunited Corp.*	3,379	29,397
Natural Gas Services Group, Inc.*	1,851	30,542
NCS Multistage Holdings, Inc.*	1,486	5,275
Newpark Resources, Inc.*	13,019	96,601
Nine Energy Service, Inc.*	2,198	38,091
Noble Corp. plc*	36,010	67,339
Oceaneering International, Inc.*	14,295	291,475
Oil States International, Inc.*	8,662	158,515
Pacific Drilling SA*	4,282	53,953
Parker Drilling Co.*	1,316	26,688
ProPetro Holding Corp.*	4,970	102,879
RigNet, Inc.*	251	2,530
RPC, Inc.	8,349	60,196
SEACOR Holdings, Inc.*	2,527	120,058
SEACOR Marine Holdings, Inc.*	2,747	41,095
Seadrill Ltd.*	8,402	34,952
Select Energy Services, Inc., Class A*	8,531	99,045
Smart Sand, Inc. (x)*	3,340	8,150
Subsea 7 SA (ADR)	220,000	2,648,800
Superior Energy Services, Inc.*	22,858	29,715
TETRA Technologies, Inc.*	17,265	28,142
Tidewater, Inc.*	5,389	126,534
US Silica Holdings, Inc. (x)	10,572	135,216
US Well Services, Inc.*	562	2,709

		6,009,261

Oil, Gas & Consumable Fuels (23.6%)
Abraxas Petroleum Corp.*	23,089	23,782
Arch Coal, Inc., Class A	2,432	229,119
Ardmore Shipping Corp.*	3,935	32,070
Berry Petroleum Corp.	9,105	96,513
Bonanza Creek Energy, Inc.*	2,721	56,815
Brigham Minerals, Inc., Class A*	671	14,400
California Resources Corp. (x)*	6,971	137,189
Callon Petroleum Co.*	33,166	218,564
Carrizo Oil & Gas, Inc.*	12,818	128,436
Chaparral Energy, Inc., Class A*	4,462	21,016
Clean Energy Fuels Corp.*	18,972	50,655
CNX Resources Corp.*	28,000	204,680
Comstock Resources, Inc.*	2,169	12,081
CONSOL Energy, Inc.*	3,960	105,376
Contura Energy, Inc.*	2,732	141,791
CVR Energy, Inc.	2,458	122,875
Delek US Holdings, Inc.	11,025	446,733
Denbury Resources, Inc. (x)*	66,241	82,139
DHT Holdings, Inc.	12,807	75,689
Diamond S Shipping, Inc.*	3,135	40,034
Dorian LPG Ltd.*	3,218	29,026
Earthstone Energy, Inc., Class A*	2,612	15,985
Energy Fuels, Inc. (x)*	12,335	38,609
Evolution Petroleum Corp.	523	3,740
Extraction Oil & Gas, Inc.*	14,466	62,638
Falcon Minerals Corp.	4,596	38,606
GasLog Ltd.	2,014	29,002
Golar LNG Ltd. (x)	12,587	232,608
Goodrich Petroleum Corp.*	406	5,274
Green Plains, Inc.	5,842	62,977
Gulfport Energy Corp.*	23,192	113,873
Hallador Energy Co.	2,871	16,164
HighPoint Resources Corp.*	16,861	30,687
International Seaways, Inc.*	3,606	68,514
Isramco, Inc.*	10	1,185
Jagged Peak Energy, Inc.*	3,473	28,722
Laredo Petroleum, Inc.*	26,047	75,536
Magnolia Oil & Gas Corp., Class A*	14,486	167,748
Matador Resources Co.*	14,417	286,610
Midstates Petroleum Co., Inc.*	1,735	10,219
Montage Resources Corp.*	3,087	18,831
NACCO Industries, Inc., Class A	526	27,320
Navigator Holdings Ltd.*	10,400	97,344
Nordic American Tankers Ltd. (x)	20,693	48,422
Northern Oil and Gas, Inc.*	40,238	77,659
Oasis Petroleum, Inc.*	46,046	261,541
Overseas Shipholding Group, Inc., Class A*	8,780	16,506
Panhandle Oil and Gas, Inc., Class A	2,142	27,932
Par Pacific Holdings, Inc.*	4,918	100,917
PDC Energy, Inc.*	9,602	346,248
Peabody Energy Corp.	10,223	246,374
Penn Virginia Corp.*	1,953	59,918
Permian Basin Royalty Trust	190,000	1,157,100
PrimeEnergy Resources Corp.*	21	2,796
QEP Resources, Inc.*	34,444	249,030
Renewable Energy Group, Inc.*	5,298	84,026
REX American Resources Corp.*	818	59,632
Ring Energy, Inc.*	5,012	16,289
Roan Resources, Inc.*	5,098	8,871
SandRidge Energy, Inc.*	4,350	30,102
Scorpio Tankers, Inc.	6,252	184,559
SemGroup Corp., Class A	11,520	138,240
Ship Finance International Ltd. (x)	11,842	148,143
SilverBow Resources, Inc.*	1,085	15,027
SM Energy Co.	16,149	202,186
Southwestern Energy Co.*	78,465	247,949
SRC Energy, Inc.*	34,921	173,208
Talos Energy, Inc.*	2,916	70,130
Teekay Corp.	9,932	34,166
Teekay Tankers Ltd., Class A*	27,573	35,293
Texas Pacific Land Trust	77,604	61,073,572
Ultra Petroleum Corp.*	2,420	436
Unit Corp.*	7,627	67,804
W&T Offshore, Inc.*	13,702	67,962
Whiting Petroleum Corp.*	13,114	244,970

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
World Fuel Services Corp.	9,564	$343,921

		69,542,104

Total Energy		75,551,365

Financials (17.7%)
Banks (8.9%)
1st Constitution Bancorp	1,146	21,167
1st Source Corp.	2,140	99,296
ACNB Corp.	1,019	40,322
Allegiance Bancshares, Inc.*	2,769	92,318
Amalgamated Bank, Class A	1,962	34,237
Amerant Bancorp, Inc.*	2,779	54,774
American National Bankshares, Inc.	1,400	54,250
Ameris Bancorp	5,392	211,312
Ames National Corp.	1,320	35,772
Arrow Financial Corp.	1,773	61,576
Atlantic Capital Bancshares, Inc.*	3,105	53,158
Atlantic Union Bankshares Corp.	11,669	412,266
Banc of California, Inc.	6,406	89,492
BancFirst Corp.	2,630	146,386
Bancorp, Inc. (The)*	7,174	63,992
BancorpSouth Bank	13,932	404,585
Bank First National Corp.	40	2,758
Bank of Commerce Holdings	2,341	25,025
Bank of Marin Bancorp	1,939	79,538
Bank of NT Butterfield & Son Ltd. (The)	5,292	179,716
Bank of Princeton (The)	839	25,170
BankFinancial Corp.	1,880	26,301
Bankwell Financial Group, Inc.	905	25,973
Banner Corp.	4,960	268,584
Bar Harbor Bankshares	2,266	60,253
Baycom Corp.*	1,001	21,922
BCB Bancorp, Inc.	1,903	26,357
Berkshire Hills Bancorp, Inc.	6,691	210,030
Boston Private Financial Holdings, Inc.	11,736	141,654
Bridge Bancorp, Inc.	2,441	71,912
Brookline Bancorp, Inc.	11,287	173,594
Bryn Mawr Bank Corp.	2,987	111,475
Business First Bancshares, Inc.	1,770	45,046
Byline Bancorp, Inc.*	3,305	63,192
C&F Financial Corp.	496	27,087
Cadence Bancorp	18,103	376,542
Cambridge Bancorp (x)	440	35,860
Camden National Corp.	2,308	105,868
Capital Bancorp, Inc.*	1,106	13,604
Capital City Bank Group, Inc.	1,875	46,594
Capstar Financial Holdings, Inc.	2,053	31,103
Carolina Financial Corp.	2,962	103,937
Carter Bank & Trust*	3,191	63,022
Cathay General Bancorp	11,221	402,946
CBTX, Inc.	2,661	74,881
CenterState Bank Corp.	18,083	416,451
Central Pacific Financial Corp.	3,706	111,032
Central Valley Community Bancorp	1,732	37,186
Century Bancorp, Inc., Class A	343	30,150
Chemical Financial Corp.	10,444	429,353
Chemung Financial Corp.	516	24,943
Citizens & Northern Corp.	1,787	47,052
City Holding Co.	2,094	159,688
Civista Bancshares, Inc.	2,154	48,357
CNB Financial Corp.	1,985	56,056
Coastal Financial Corp.*	482	7,457
Codorus Valley Bancorp, Inc.	1,378	31,694
Colony Bankcorp, Inc.	993	16,831
Columbia Banking System, Inc.	10,507	380,143
Community Bank System, Inc.	7,207	474,509
Community Bankers Trust Corp.	3,041	25,757
Community Financial Corp. (The)	739	24,926
Community Trust Bancorp, Inc.	2,323	98,240
ConnectOne Bancorp, Inc.	3,524	79,854
Customers Bancorp, Inc.*	4,071	85,491
CVB Financial Corp.	19,020	399,991
DNB Financial Corp.	452	20,100
Eagle Bancorp, Inc.	4,553	246,454
Enterprise Bancorp, Inc.	1,283	40,684
Enterprise Financial Services Corp.	3,530	146,848
Equity Bancshares, Inc., Class A*	2,171	57,879
Esquire Financial Holdings, Inc.*	593	14,914
Evans Bancorp, Inc.	661	24,940
Farmers & Merchants Bancorp, Inc. (x)	1,430	41,642
Farmers National Banc Corp.	3,713	55,064
FB Financial Corp.	1,259	46,079
Fidelity D&D Bancorp, Inc.	245	16,464
Fidelity Southern Corp.	3,193	98,887
Financial Institutions, Inc.	2,294	66,870
First Bancorp (Nasdaq Stock Exchange)	4,375	159,337
First Bancorp (Quotrix Stock Exchange)	30,981	342,030
First Bancorp, Inc.	1,511	40,570
First Bancshares, Inc. (The)	2,334	70,814
First Bank	2,365	27,765
First Busey Corp.	7,414	195,804
First Business Financial Services, Inc.	1,220	28,670
First Capital, Inc.	421	21,277
First Choice Bancorp	1,502	34,155
First Commonwealth Financial Corp.	14,193	191,180
First Community Bankshares, Inc.	2,230	75,285
First Financial Bancorp	14,141	342,495
First Financial Corp.	1,796	72,127
First Financial Northwest, Inc.	1,123	15,890
First Foundation, Inc.	3,822	51,368
First Guaranty Bancshares, Inc.	771	16,075
First Internet Bancorp	1,439	30,996
First Interstate BancSystem, Inc., Class A	5,320	210,725
First Merchants Corp.	7,229	273,979
First Mid Bancshares, Inc.	2,053	71,691
First Midwest Bancorp, Inc.	15,573	318,779
First Northwest Bancorp	1,397	22,701
First of Long Island Corp. (The)	3,538	71,043
Flushing Financial Corp.	3,939	87,446
FNCB Bancorp, Inc.	2,425	18,769
Franklin Financial Network, Inc.	1,915	53,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Financial Services Corp.	544	$20,737
Fulton Financial Corp.	23,933	391,783
FVCBankcorp, Inc.*	1,689	32,800
German American Bancorp, Inc.	3,282	98,854
Glacier Bancorp, Inc.	10,473	424,680
Great Southern Bancorp, Inc.	1,665	99,650
Great Western Bancorp, Inc.	8,185	292,368
Guaranty Bancshares, Inc.	1,117	34,795
Hancock Whitney Corp.	12,408	497,064
Hanmi Financial Corp.	3,788	84,359
HarborOne Bancorp, Inc.*	1,242	23,263
Hawthorn Bancshares, Inc.	774	20,743
Heartland Financial USA, Inc.	4,687	209,650
Heritage Commerce Corp.	5,265	64,496
Heritage Financial Corp.	5,384	159,043
Hilltop Holdings, Inc.	10,475	222,803
Home BancShares, Inc.	22,268	428,882
HomeTrust Bancshares, Inc.	1,690	42,487
Hope Bancorp, Inc.	17,271	237,994
Horizon Bancorp, Inc.	5,418	88,530
Howard Bancorp, Inc.*	1,823	27,655
IBERIABANK Corp.	7,820	593,147
Independent Bank Corp./MA	4,328	329,577
Independent Bank Corp./MI	2,328	50,727
Independent Bank Group, Inc.	3,945	216,817
International Bancshares Corp.	8,058	303,867
Investar Holding Corp.	852	20,320
Investors Bancorp, Inc.	33,393	372,332
Lakeland Bancorp, Inc.	6,937	112,033
Lakeland Financial Corp.	1,081	50,623
LCNB Corp.	1,760	33,440
LegacyTexas Financial Group, Inc.	4,204	171,145
Level One Bancorp, Inc.	780	19,492
Live Oak Bancshares, Inc. (x)	3,675	63,026
Macatawa Bank Corp.	3,431	35,202
Mackinac Financial Corp.	1,239	19,576
MainStreet Bancshares, Inc.*	973	22,175
Malvern Bancorp, Inc.*	820	18,048
MBT Financial Corp.	2,679	26,844
Mercantile Bank Corp.	2,383	77,638
Metropolitan Bank Holding Corp.*	1,024	45,056
Mid Penn Bancorp, Inc.	972	24,251
Midland States Bancorp, Inc.	2,812	75,137
MidSouth Bancorp, Inc.	2,323	27,528
MidWestOne Financial Group, Inc.	1,678	46,917
MutualFirst Financial, Inc.	890	30,296
MVB Financial Corp.	1,332	22,591
National Bank Holdings Corp., Class A	2,873	104,290
National Bankshares, Inc.	894	34,803
NBT Bancorp, Inc.	6,174	231,587
Nicolet Bankshares, Inc.*	1,177	73,045
Northeast Bank	919	25,346
Northrim Bancorp, Inc.	1,025	36,551
Norwood Financial Corp.	812	28,266
Oak Valley Bancorp (x)	938	18,338
OFG Bancorp	7,256	172,475
Ohio Valley Banc Corp.	617	23,798
Old Line Bancshares, Inc.	2,162	57,531
Old National Bancorp	24,758	410,735
Old Second Bancorp, Inc.	4,335	55,358
Opus Bank	3,140	66,285
Origin Bancorp, Inc. (x)	2,749	90,717
Orrstown Financial Services, Inc.	1,443	31,732
Pacific City Financial Corp.	1,721	29,326
Pacific Mercantile Bancorp*	2,674	22,061
Pacific Premier Bancorp, Inc.	8,852	273,350
Park National Corp.	1,962	195,003
Parke Bancorp, Inc.	1,273	30,488
Peapack Gladstone Financial Corp.	2,653	74,602
Penns Woods Bancorp, Inc.	691	31,268
Peoples Bancorp of North Carolina, Inc.	705	21,185
Peoples Bancorp, Inc.	2,668	86,070
Peoples Financial Services Corp.	1,006	45,260
People’s Utah Bancorp	2,044	60,094
Preferred Bank	1,399	66,103
Premier Financial Bancorp, Inc.	1,781	26,715
QCR Holdings, Inc.	2,096	73,088
RBB Bancorp	2,346	45,372
Red River Bancshares, Inc.*	86	4,167
Reliant Bancorp, Inc.	1,370	32,373
Renasant Corp.	8,194	294,492
Republic Bancorp, Inc., Class A	1,433	71,292
Republic First Bancorp, Inc.*	6,223	30,555
S&T Bancorp, Inc.	4,892	183,352
Sandy Spring Bancorp, Inc.	5,147	179,527
SB One Bancorp	1,142	25,524
Seacoast Banking Corp. of Florida*	6,010	152,894
Select Bancorp, Inc.*	2,289	26,186
ServisFirst Bancshares, Inc.	1,216	41,660
Shore Bancshares, Inc.	1,923	31,422
Sierra Bancorp	2,103	57,033
Simmons First National Corp., Class A	13,068	303,962
SmartFinancial, Inc.*	1,806	39,172
South Plains Financial, Inc.*	462	7,623
South State Corp.	5,082	374,391
Southern First Bancshares, Inc.*	999	39,121
Southern National Bancorp of Virginia, Inc.	2,840	43,480
Southside Bancshares, Inc.	4,669	151,182
Spirit of Texas Bancshares, Inc.*	1,658	37,305
Stock Yards Bancorp, Inc.	2,357	85,206
Summit Financial Group, Inc.	1,586	42,584
Tompkins Financial Corp.	2,111	172,258
Towne Bank	9,731	265,462
TriCo Bancshares	3,790	143,262
TriState Capital Holdings, Inc.*	2,696	57,533
Triumph Bancorp, Inc.*	1,832	53,220
Trustmark Corp.	9,329	310,189
UMB Financial Corp.	6,417	422,367
Union Bankshares, Inc.	411	15,211
United Bankshares, Inc.	14,163	525,306
United Community Banks, Inc.	10,244	292,569
United Security Bancshares	1,958	22,302
Unity Bancorp, Inc.	1,005	22,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Univest Financial Corp.	4,325	$113,575
Valley National Bancorp	47,154	508,320
Veritex Holdings, Inc.	5,314	137,898
Washington Trust Bancorp, Inc.	2,135	111,404
WesBanco, Inc.	7,679	296,025
West Bancorporation, Inc.	1,860	39,469
Westamerica Bancorp	3,088	190,252

		26,226,378

Capital Markets (3.5%)
Artisan Partners Asset Management, Inc., Class A	3,341	91,944
Associated Capital Group, Inc., Class A (x)‡	189,912	7,102,709
B. Riley Financial, Inc.	2,911	60,723
Blucora, Inc.*	1,948	59,161
BrightSphere Investment Group plc	10,060	114,785
Clarke, Inc.*	50,600	502,310
Cowen, Inc., Class A*	2,109	36,254
Diamond Hill Investment Group, Inc.	48	6,803
Donnelley Financial Solutions, Inc.*	4,479	59,750
GAIN Capital Holdings, Inc. (x)	2,863	11,824
Galaxy Digital Holdings Ltd.*	48,000	86,136
GAMCO Investors, Inc., Class A	47,142	903,712
INTL. FCStone, Inc.*	2,293	90,780
Ladenburg Thalmann Financial Services, Inc.	1,707	5,855
Moelis & Co., Class A	1,269	44,351
Och-Ziff Capital Management Group, Inc., Class A	1,151	26,427
Oppenheimer Holdings, Inc., Class A	1,463	39,823
Piper Jaffray Cos.	1,982	147,203
PJT Partners, Inc., Class A	1,351	54,742
Stifel Financial Corp.	9,945	587,352
Virtus Investment Partners, Inc.	851	91,397
Waddell & Reed Financial, Inc., Class A (x)	10,774	179,603
Westwood Holdings Group, Inc.	1,148	40,410
WisdomTree Investments, Inc.	11,957	73,775

		10,417,829

Consumer Finance (0.3%)
Elevate Credit, Inc.*	964	3,972
Encore Capital Group, Inc. (x)*	4,449	150,688
Enova International, Inc.*	1,631	37,595
EZCORP, Inc., Class A*	7,271	68,856
Green Dot Corp., Class A*	1,220	59,658
LendingClub Corp.*	47,435	155,587
Medallion Financial Corp.*	2,925	19,714
Nelnet, Inc., Class A	2,587	153,202
PRA Group, Inc.*	6,488	182,572
Regional Management Corp.*	742	19,567
World Acceptance Corp.*	401	65,808

		917,219

Diversified Financial Services (0.4%)
Banco Latinoamericano de Comercio Exterior SA, Class E	4,484	$93,402
Cannae Holdings, Inc.*	9,742	282,323
FGL Holdings	21,082	177,089
Marlin Business Services Corp.	907	22,611
On Deck Capital, Inc.*	9,562	39,682
Onex Corp.	9,900	598,403

		1,213,510

Insurance (1.6%)
Ambac Financial Group, Inc.*	6,488	109,323
American Equity Investment Life Holding Co.	12,873	349,631
AMERISAFE, Inc.	2,747	175,176
Argo Group International Holdings Ltd.	4,712	348,924
Citizens, Inc. (x)*	7,208	52,618
CNO Financial Group, Inc.	23,201	386,993
Crawford & Co., Class A	274	2,885
Crawford & Co., Class B	251	2,337
Donegal Group, Inc., Class A	1,401	21,393
EMC Insurance Group, Inc.	1,393	50,190
Employers Holdings, Inc.	4,580	193,597
Enstar Group Ltd.*	1,380	240,506
FBL Financial Group, Inc., Class A	1,420	90,596
FedNat Holding Co.	827	11,801
Genworth Financial, Inc., Class A*	73,070	271,090
Global Indemnity Ltd.	995	30,805
Greenlight Capital Re Ltd., Class A (x)*	4,362	37,033
Hallmark Financial Services, Inc.*	1,889	26,880
HCI Group, Inc.	945	38,244
Heritage Insurance Holdings, Inc.	3,398	52,363
Horace Mann Educators Corp.	5,954	239,887
Independence Holding Co.	722	27,956
Investors Title Co.	170	28,390
James River Group Holdings Ltd.	2,086	97,833
MBIA, Inc.*	11,052	102,894
National General Holdings Corp.	3,853	88,388
National Western Life Group, Inc., Class A	331	85,067
NI Holdings, Inc.*	1,420	25,006
ProAssurance Corp.	7,610	274,797
Protective Insurance Corp., Class B	1,386	24,075
Safety Insurance Group, Inc.	2,130	202,627
Selective Insurance Group, Inc.	4,646	347,939
State Auto Financial Corp.	2,330	81,550
Stewart Information Services Corp.	3,298	133,536
Third Point Reinsurance Ltd.*	10,724	110,672
Tiptree, Inc.	3,706	23,348
United Fire Group, Inc.	2,760	133,750
United Insurance Holdings Corp.	2,932	41,810
Universal Insurance Holdings, Inc.	2,954	82,417
Watford Holdings Ltd.*	2,877	78,887

		4,723,214

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mortgage Real Estate Investment Trusts (REITs) (1.3%)
AG Mortgage Investment Trust, Inc. (REIT)	4,458	$70,882
Anworth Mortgage Asset Corp. (REIT)	14,280	54,121
Apollo Commercial Real Estate Finance, Inc. (REIT)	21,742	399,835
Ares Commercial Real Estate Corp. (REIT)	3,925	58,325
Arlington Asset Investment Corp. (REIT), Class A (x)	5,005	34,434
ARMOUR Residential REIT, Inc. (REIT)	8,523	158,869
Blackstone Mortgage Trust, Inc. (REIT), Class A	18,099	643,962
Capstead Mortgage Corp. (REIT)	12,496	104,342
Cherry Hill Mortgage Investment Corp. (REIT)	2,378	38,048
Colony Credit Real Estate, Inc. (REIT)	11,737	181,923
Dynex Capital, Inc. (REIT)	3,312	55,476
Ellington Financial, Inc. (REIT)	3,774	67,819
Exantas Capital Corp. (REIT)	4,463	50,476
Granite Point Mortgage Trust, Inc. (REIT)	7,598	145,806
Great Ajax Corp. (REIT)	2,300	32,200
Invesco Mortgage Capital, Inc. (REIT)	19,000	306,280
KKR Real Estate Finance Trust, Inc. (REIT)	3,538	70,477
Ladder Capital Corp. (REIT)	14,829	246,310
New York Mortgage Trust, Inc. (REIT)	29,958	185,740
Orchid Island Capital, Inc. (REIT) (x)	7,380	46,937
PennyMac Mortgage Investment Trust (REIT)‡	10,820	236,201
Ready Capital Corp. (REIT)	4,515	67,273
Redwood Trust, Inc. (REIT)	14,171	234,247
TPG RE Finance Trust, Inc. (REIT)	7,086	136,689
Western Asset Mortgage Capital Corp. (REIT)	6,716	67,026

		3,693,698

Thrifts & Mortgage Finance (1.7%)
Axos Financial, Inc.*	3,034	82,677
Bank7 Corp.*	491	9,079
Bridgewater Bancshares, Inc.*	3,434	39,628
Capitol Federal Financial, Inc.	19,102	263,035
Columbia Financial, Inc.*	7,560	114,156
Dime Community Bancshares, Inc.	4,618	87,696
Entegra Financial Corp.*	897	27,018
ESSA Bancorp, Inc.	1,351	20,603
Essent Group Ltd.*	6,847	321,741
Federal Agricultural Mortgage Corp., Class C	901	65,467
First Defiance Financial Corp.	2,909	83,110
Flagstar Bancorp, Inc.	4,149	137,498
FS Bancorp, Inc.	488	25,313
Greene County Bancorp, Inc.	107	3,148
Hingham Institution for Savings	106	20,989
Home Bancorp, Inc.	1,142	43,944
HomeStreet, Inc.*	3,646	108,067
Kearny Financial Corp.	8,240	109,510
Luther Burbank Corp.	2,931	31,919
Merchants Bancorp	1,273	21,679
Meridian Bancorp, Inc.	6,104	109,201
Meta Financial Group, Inc.	2,185	61,289
MMA Capital Holdings, Inc.*	674	22,559
Mr Cooper Group, Inc.*	5,746	46,025
Northfield Bancorp, Inc.	6,374	99,498
Northwest Bancshares, Inc.	14,353	252,756
OceanFirst Financial Corp.	7,214	179,268
Ocwen Financial Corp.*	19,403	40,164
OP Bancorp	1,951	21,149
Oritani Financial Corp.	5,718	101,437
PCSB Financial Corp.	2,102	42,566
PDL Community Bancorp (x)*	1,186	16,948
PennyMac Financial Services, Inc.‡	936	20,760
Provident Bancorp, Inc.*	552	15,450
Provident Financial Holdings, Inc.	756	15,868
Provident Financial Services, Inc.	8,960	217,280
Prudential Bancorp, Inc.	1,270	24,028
Radian Group, Inc.	30,198	690,024
Riverview Bancorp, Inc.	3,024	25,825
Southern Missouri Bancorp, Inc.	1,056	36,780
Sterling Bancorp, Inc.	2,438	24,307
Territorial Bancorp, Inc.	1,166	36,029
Timberland Bancorp, Inc.	1,080	32,270
TrustCo Bank Corp.	13,733	108,765
United Community Financial Corp.	6,099	58,367
United Financial Bancorp, Inc.	7,449	105,627
Walker & Dunlop, Inc.	3,570	189,960
Washington Federal, Inc.	11,590	404,839
Waterstone Financial, Inc.	3,295	56,213
Western New England Bancorp, Inc.	3,676	34,334
WSFS Financial Corp.	7,561	312,269

		5,018,132

Total Financials		52,209,980

Health Care (2.4%)
Biotechnology (0.9%)
Abeona Therapeutics, Inc.*	4,601	21,993
Acceleron Pharma, Inc.*	1,147	47,119
Achillion Pharmaceuticals, Inc.*	20,198	54,131
Acorda Therapeutics, Inc.*	6,442	49,410
Adamas Pharmaceuticals, Inc. (x)*	3,233	20,045
Aduro Biotech, Inc.*	1,582	2,436
Aeglea BioTherapeutics, Inc.*	3,178	21,769
Affimed NV*	1,419	4,073
Akebia Therapeutics, Inc.*	16,970	82,135
Aldeyra Therapeutics, Inc.*	894	5,364
AMAG Pharmaceuticals, Inc. (x)*	4,975	49,700
AnaptysBio, Inc.*	550	31,031
Anika Therapeutics, Inc.*	1,989	80,793
Arcus Biosciences, Inc. (x)*	4,507	35,831

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Ardelyx, Inc.*	6,468	$17,399
Arena Pharmaceuticals, Inc.*	1,458	85,483
ArQule, Inc.*	1,460	16,075
Assembly Biosciences, Inc.*	2,911	39,269
Avid Bioservices, Inc.*	543	3,041
Bellicum Pharmaceuticals, Inc.*	470	799
Beyondspring, Inc.*	128	3,034
BioCryst Pharmaceuticals, Inc.*	2,512	9,520
BioTime, Inc. (x)*	15,478	17,026
Calithera Biosciences, Inc.*	4,688	18,283
Cara Therapeutics, Inc. (x)*	606	13,029
CareDx, Inc.*	325	11,697
CASI Pharmaceuticals, Inc. (x)*	870	2,784
Cellular Biomedicine Group, Inc.*	402	6,645
CEL-SCI Corp.*	378	3,168
Chimerix, Inc.*	6,999	30,236
Coherus Biosciences, Inc.*	5,207	115,075
Concert Pharmaceuticals, Inc.*	3,011	36,132
Constellation Pharmaceuticals, Inc. (x)*	370	4,544
Cyclerion Therapeutics, Inc.*	248	2,840
Cytokinetics, Inc.*	611	6,874
Dynavax Technologies Corp.*	1,053	4,201
Enochian Biosciences, Inc.*	595	2,677
Epizyme, Inc. (x)*	2,999	37,637
Evelo Biosciences, Inc.*	1,573	14,126
FibroGen, Inc.*	1,136	51,324
Five Prime Therapeutics, Inc.*	4,990	30,090
G1 Therapeutics, Inc.*	1,987	60,921
Geron Corp.*	24,786	34,948
Gossamer Bio, Inc.*	1,319	29,255
Gritstone Oncology, Inc. (x)*	2,773	30,891
Harpoon Therapeutics, Inc.*	485	6,305
ImmunoGen, Inc.*	9,324	20,233
Immunomedics, Inc. (x)*	2,351	32,608
Intellia Therapeutics, Inc.*	1,494	24,457
Intrexon Corp.*	7,682	58,844
Jounce Therapeutics, Inc.*	2,291	11,340
Kezar Life Sciences, Inc. (x)*	2,082	16,052
Kiniksa Pharmaceuticals Ltd., Class A*	143	1,936
Ligand Pharmaceuticals, Inc.*	2,311	263,801
MacroGenics, Inc.*	3,641	61,788
Mersana Therapeutics, Inc.*	5,129	20,772
Minerva Neurosciences, Inc.*	826	4,650
Molecular Templates, Inc.*	898	7,498
Myriad Genetics, Inc.*	8,906	247,409
Neon Therapeutics, Inc.*	1,837	8,707
Novavax, Inc. (x)*	2,240	13,126
OPKO Health, Inc. (x)*	48,904	119,326
PDL BioPharma, Inc.*	17,109	53,722
PolarityTE, Inc.*	1,993	11,360
Principia Biopharma, Inc.*	139	4,613
Protagonist Therapeutics, Inc.*	804	9,736
Prothena Corp. plc*	5,783	61,126
Rigel Pharmaceuticals, Inc.*	2,349	6,131
Sangamo Therapeutics, Inc.*	4,836	52,084
Solid Biosciences, Inc.*	1,498	8,614
Spectrum Pharmaceuticals, Inc.*	1,210	10,418
Spero Therapeutics, Inc.*	1,392	16,022
Sutro Biopharma, Inc.*	1,254	14,271
Synlogic, Inc.*	2,319	21,103
Synthorx, Inc. (x)*	182	2,459
TCR2 Therapeutics, Inc.*	223	3,191
TG Therapeutics, Inc.*	1,165	10,077
Turning Point Therapeutics, Inc.*	70	2,849
UNITY Biotechnology, Inc.*	1,111	10,555
VBI Vaccines, Inc.*	2,333	2,730
Viking Therapeutics, Inc.*	8,413	69,828

		2,534,594

Health Care Equipment & Supplies (0.4%)
Alphatec Holdings, Inc.*	642	2,915
AngioDynamics, Inc.*	5,304	104,436
Apyx Medical Corp.*	4,140	27,821
Avanos Medical, Inc.*	6,854	298,903
Cerus Corp.*	2,284	12,836
ElectroCore, Inc.*	1,807	3,614
Integer Holdings Corp.*	1,262	105,907
Invacare Corp.	4,946	25,670
LeMaitre Vascular, Inc.	324	9,066
LivaNova plc*	1,467	105,565
Meridian Bioscience, Inc.	5,519	65,566
OraSure Technologies, Inc.*	8,819	81,840
Orthofix Medical, Inc.*	638	33,737
Rockwell Medical, Inc. (x)*	717	2,158
RTI Surgical Holdings, Inc.*	8,077	34,327
SeaSpine Holdings Corp.*	2,158	28,593
Sientra, Inc.*	462	2,846
TransEnterix, Inc.*	8,058	10,959
TransMedics Group, Inc.*	119	3,450
Utah Medical Products, Inc.	64	6,125
Varex Imaging Corp.*	3,077	94,310

		1,060,644

Health Care Providers & Services (0.4%)
American Renal Associates Holdings, Inc.*	1,521	11,316
BioScrip, Inc.*	15,533	40,386
Brookdale Senior Living, Inc.*	26,627	191,981
Community Health Systems, Inc. (x)*	12,889	34,414
Cross Country Healthcare, Inc.*	4,435	41,600
Diplomat Pharmacy, Inc.*	8,274	50,389
Enzo Biochem, Inc.*	6,326	21,319
Hanger, Inc.*	4,319	82,709
Magellan Health, Inc.*	1,393	103,402
National HealthCare Corp.	1,790	145,259
Owens & Minor, Inc.	9,041	28,931
Patterson Cos., Inc.	12,109	277,296
Surgery Partners, Inc.*	3,102	25,250
Tenet Healthcare Corp.*	958	19,792
Tivity Health, Inc.*	6,830	112,285
Triple-S Management Corp., Class B*	3,138	74,841

		1,261,170

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	23,876	277,678
Computer Programs & Systems, Inc.	1,808	50,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Evolent Health, Inc., Class A*	8,110	$64,475
HealthStream, Inc.*	2,315	59,866

		452,263

Life Sciences Tools & Services (0.2%)
Cambrex Corp.*	2,814	131,723
Harvard Bioscience, Inc.*	468	936
Luminex Corp.	6,025	124,356
NanoString Technologies, Inc.*	445	13,506
Pacific Biosciences of California, Inc.*	1,808	10,938
Syneos Health, Inc.*	8,322	425,171

		706,630

Pharmaceuticals (0.4%)
AcelRx Pharmaceuticals, Inc.*	7,433	18,805
Aclaris Therapeutics, Inc.*	4,392	9,618
Akorn, Inc.*	11,617	59,828
Aratana Therapeutics, Inc.*	437	2,255
Assertio Therapeutics, Inc.*	9,262	31,954
Eloxx Pharmaceuticals, Inc.*	370	3,689
Endo International plc*	30,954	127,530
EyePoint Pharmaceuticals, Inc.*	2,961	4,856
Intra-Cellular Therapies, Inc.*	3,380	43,872
Kala Pharmaceuticals, Inc.*	1,512	9,647
Lannett Co., Inc. (x)*	4,513	27,349
Mallinckrodt plc*	12,137	111,418
Medicines Co. (The) (x)*	6,770	246,902
Menlo Therapeutics, Inc.*	2,198	13,166
Osmotica Pharmaceuticals plc (x)*	1,127	4,283
Phibro Animal Health Corp., Class A	142	4,511
Prestige Consumer Healthcare, Inc.*	7,503	237,695
Reata Pharmaceuticals, Inc., Class A*	1,672	157,753
resTORbio, Inc. (x)*	1,996	20,359
Revance Therapeutics, Inc.*	1,028	13,333
Strongbridge Biopharma plc*	5,185	16,229
TherapeuticsMD, Inc.*	2,921	7,595
Verrica Pharmaceuticals, Inc.*	1,076	12,503
WaVe Life Sciences Ltd.*	680	17,741
Xeris Pharmaceuticals, Inc.*	213	2,437

		1,205,328

Total Health Care		7,220,629

Industrials (11.1%)
Aerospace & Defense (0.4%)
AAR Corp.	4,841	178,100
Aerojet Rocketdyne Holdings, Inc.*	3,113	139,369
Cubic Corp.	3,783	243,928
Ducommun, Inc.*	1,278	57,600
Maxar Technologies, Inc. (x)	8,729	68,261
Moog, Inc., Class A	612	57,289
National Presto Industries, Inc.	646	60,265
Triumph Group, Inc.	5,378	123,156
Vectrus, Inc.*	1,612	65,383
Wesco Aircraft Holdings, Inc.*	5,655	62,771

		1,056,122

Air Freight & Logistics (0.1%)
Atlas Air Worldwide Holdings, Inc.*	3,386	151,151
Echo Global Logistics, Inc.*	3,938	82,186
Hub Group, Inc., Class A*	4,752	199,489

		432,826

Airlines (0.3%)
Hawaiian Holdings, Inc.	6,901	189,295
Mesa Air Group, Inc. (x)*	1,666	15,227
SkyWest, Inc.	7,225	438,341
Spirit Airlines, Inc.*	2,136	101,951

		744,814

Building Products (0.3%)
Apogee Enterprises, Inc.	632	27,454
Armstrong Flooring, Inc.*	2,921	28,772
Builders FirstSource, Inc.*	1,113	18,765
Caesarstone Ltd. (x)	3,247	48,803
Continental Building Products, Inc.*	2,598	69,029
Cornerstone Building Brands, Inc.*	6,613	38,554
Gibraltar Industries, Inc.*	4,640	187,270
Griffon Corp.	5,249	88,813
Insteel Industries, Inc.	2,653	55,236
JELD-WEN Holding, Inc.*	1,052	22,334
Masonite International Corp.*	214	11,274
Patrick Industries, Inc.*	1,086	53,420
PGT Innovations, Inc.*	4,167	69,672
Quanex Building Products Corp.	4,698	88,745
Universal Forest Products, Inc.	972	36,994

		845,135

Commercial Services & Supplies (2.9%)
ABM Industries, Inc.	9,600	384,000
ACCO Brands Corp.	14,665	115,414
Advanced Disposal Services, Inc.*	602	19,210
Brady Corp., Class A	1,251	61,699
BrightView Holdings, Inc.*	4,492	84,045
CECO Environmental Corp.*	4,137	39,674
Charah Solutions, Inc.*	1,361	7,486
Civeo Corp.*	3,566,000	6,133,520
CompX International, Inc.	265	4,479
Deluxe Corp.	5,921	240,748
Ennis, Inc.	3,770	77,360
Heritage-Crystal Clean, Inc.*	637	16,760
HNI Corp.	1,298	45,923
Interface, Inc.	926	14,196
Kimball International, Inc., Class B	663	11,556
Knoll, Inc.	389	8,939
LSC Communications, Inc.	4,856	17,822
Matthews International Corp., Class A	4,472	155,849
McGrath RentCorp	1,096	68,116
Mobile Mini, Inc.	4,301	130,879
Multi-Color Corp.	2,070	103,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NL Industries, Inc.*	1,334	$4,869
PICO Holdings, Inc.*	2,626	30,514
Pitney Bowes, Inc.	13,380	57,266
Quad/Graphics, Inc. (x)	4,688	37,082
RR Donnelley & Sons Co.	10,665	21,010
SP Plus Corp.*	3,255	103,932
Steelcase, Inc., Class A	9,525	162,878
Team, Inc.*	4,301	65,891
UniFirst Corp.	2,174	409,951
VSE Corp.	1,218	34,944

		8,669,450

Construction & Engineering (0.4%)
Aegion Corp.*	4,480	82,432
Ameresco, Inc., Class A*	3,137	46,208
Arcosa, Inc.	7,002	263,485
Argan, Inc.	318	12,898
Concrete Pumping Holdings, Inc.*	1,568	8,028
Construction Partners, Inc., Class A*	1,037	15,576
Dycom Industries, Inc.*	885	52,100
EMCOR Group, Inc.	2,012	177,257
Granite Construction, Inc.	5,743	276,698
Great Lakes Dredge & Dock Corp.*	1,008	11,128
IES Holdings, Inc.*	672	12,667
Northwest Pipe Co.*	1,410	36,350
Primoris Services Corp.	1,986	41,567
Sterling Construction Co., Inc.*	2,973	39,898
Tutor Perini Corp.*	5,722	79,364
WillScot Corp.*	2,415	36,322

		1,191,978

Electrical Equipment (0.2%)
American Superconductor Corp.*	2,184	20,267
AZZ, Inc.	2,620	120,572
Bloom Energy Corp., Class A*	7,929	97,289
Encore Wire Corp.	2,942	172,342
EnerSys	2,190	150,015
Powell Industries, Inc.	1,260	47,880
Preformed Line Products Co.	438	24,318
Thermon Group Holdings, Inc.*	3,421	87,749

		720,432

Machinery (2.2%)
Actuant Corp., Class A	4,115	102,093
Alamo Group, Inc.	201	20,086
Altra Industrial Motion Corp.	9,260	332,249
Astec Industries, Inc.	3,208	104,452
Barnes Group, Inc.	6,076	342,322
Blue Bird Corp.*	1,099	21,639
Briggs & Stratton Corp.	5,997	61,409
CIRCOR International, Inc.*	2,811	129,306
Colfax Corp.*	58,000	1,625,740
Columbus McKinnon Corp.	1,288	54,057
Commercial Vehicle Group, Inc.*	4,361	34,975
Eastern Co. (The)	844	23,649
EnPro Industries, Inc.	2,729	174,219
ESCO Technologies, Inc.	222	18,342
Federal Signal Corp.	554	14,820
Franklin Electric Co., Inc.	368	17,480
Gencor Industries, Inc.*	994	12,922
Global Brass & Copper Holdings, Inc.	208	9,096
Gorman-Rupp Co. (The)	2,028	66,579
Graham Corp.	1,304	26,354
Greenbrier Cos., Inc. (The)	4,675	142,120
Hillenbrand, Inc.	2,936	116,178
Hurco Cos., Inc.	900	32,004
Hyster-Yale Materials Handling, Inc.	1,464	80,901
Kennametal, Inc.	11,813	436,963
LB Foster Co., Class A*	1,293	35,351
Lindsay Corp.	1,002	82,374
Luxfer Holdings plc	289	7,086
Lydall, Inc.*	2,458	49,652
Manitowoc Co., Inc. (The)*	5,140	91,492
Meritor, Inc.*	1,917	46,487
Milacron Holdings Corp.*	9,868	136,178
Miller Industries, Inc.	1,458	44,834
Mueller Industries, Inc.	3,584	104,904
Mueller Water Products, Inc., Class A	9,016	88,537
Navistar International Corp.*	7,140	245,973
NN, Inc.	6,160	60,122
Park-Ohio Holdings Corp.	1,312	42,758
REV Group, Inc.	3,290	47,409
Rexnord Corp.*	13,565	409,934
Spartan Motors, Inc.	1,303	14,281
SPX Corp.*	1,151	38,006
SPX FLOW, Inc.*	6,048	253,169
Standex International Corp.	1,799	131,579
Terex Corp.	2,216	69,582
Titan International, Inc.	7,144	34,934
TriMas Corp.*	6,549	202,823
Twin Disc, Inc.*	1,458	22,016
Wabash National Corp.	7,846	127,654
Watts Water Technologies, Inc., Class A	1,724	160,642

		6,547,732

Marine (2.4%)
Clarkson plc	111,559	3,556,026
Costamare, Inc.	7,086	36,351
Eagle Bulk Shipping, Inc.*	6,430	33,693
Genco Shipping & Trading Ltd.*	2,182	18,416
Matson, Inc.	6,113	237,490
Safe Bulkers, Inc.*	8,035	12,535
Scorpio Bulkers, Inc.	6,410	29,486
Stolt-Nielsen Ltd. (x)	246,200	2,995,805

		6,919,802

Professional Services (0.5%)
Acacia Research Corp.*	6,824	20,199
ASGN, Inc.*	913	55,328
BG Staffing, Inc.	800	15,104
CBIZ, Inc.*	7,419	145,338
CRA International, Inc.	835	32,005
FTI Consulting, Inc.*	4,939	414,086
GP Strategies Corp.*	1,822	27,476
Heidrick & Struggles International, Inc.	2,416	72,407
Huron Consulting Group, Inc.*	2,835	142,827
ICF International, Inc.	994	72,363

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
InnerWorkings, Inc.*	6,010	$22,958
Kelly Services, Inc., Class A	4,740	124,141
Mistras Group, Inc.*	2,184	31,384
Navigant Consulting, Inc.	5,619	130,305
Resources Connection, Inc.	2,955	47,310
TrueBlue, Inc.*	5,747	126,779

		1,480,010

Road & Rail (0.3%)
ArcBest Corp.	3,680	103,445
Covenant Transportation Group, Inc., Class A*	1,787	26,287
Daseke, Inc.*	6,806	24,502
Heartland Express, Inc.	6,167	111,438
Hertz Global Holdings, Inc.*	9,068	144,725
Marten Transport Ltd.	5,608	101,785
PAM Transportation Services, Inc.*	74	4,588
Roadrunner Transportation Systems, Inc.*	506	4,832
Saia, Inc.*	1,496	96,746
US Xpress Enterprises, Inc., Class A*	3,159	16,237
Werner Enterprises, Inc.	6,502	202,082
YRC Worldwide, Inc. (x)*	4,822	19,433

		856,100

Trading Companies & Distributors (0.9%)
Aircastle Ltd.	7,599	161,555
Beacon Roofing Supply, Inc.*	7,937	291,447
BlueLinx Holdings, Inc.*	1,284	25,436
BMC Stock Holdings, Inc.*	9,579	203,075
CAI International, Inc.*	2,433	60,387
DXP Enterprises, Inc.*	2,339	88,625
Foundation Building Materials, Inc.*	1,487	26,439
GATX Corp.	5,213	413,339
General Finance Corp.*	739	6,185
GMS, Inc.*	2,569	56,518
H&E Equipment Services, Inc.	1,052	30,603
Herc Holdings, Inc.*	3,218	147,481
Kaman Corp.	3,389	215,845
MRC Global, Inc.*	10,358	177,329
NOW, Inc.*	15,645	230,920
Rush Enterprises, Inc., Class A	3,989	145,678
Rush Enterprises, Inc., Class B	626	23,106
Systemax, Inc.	466	10,326
Textainer Group Holdings Ltd.*	4,021	40,532
Titan Machinery, Inc.*	2,805	57,727
Triton International Ltd.	8,190	268,304
Veritiv Corp.*	1,865	36,218
Willis Lease Finance Corp.*	390	22,745

		2,739,820

Transportation Infrastructure (0.2%)
Braemar Shipping Services plc	190,858	460,522

Total Industrials		32,664,743

Information Technology (6.0%)
Communications Equipment (1.2%)
ADTRAN, Inc.	6,885	104,996
Applied Optoelectronics, Inc. (x)*	2,752	28,291
CalAmp Corp.*	4,721	55,141
Calix, Inc.*	3,249	21,313
Casa Systems, Inc.*	459	2,951
Comtech Telecommunications Corp.	3,337	93,803
DASAN Zhone Solutions, Inc.*	68	883
Digi International, Inc.*	3,859	48,932
EchoStar Corp., Class A*	36,000	1,595,520
Finisar Corp.*	16,990	388,561
Harmonic, Inc.*	12,367	68,637
Infinera Corp.*	25,268	73,530
Inseego Corp.*	6,373	30,527
KVH Industries, Inc.*	2,305	25,055
Lumentum Holdings, Inc.*	11,024	588,792
NETGEAR, Inc.*	4,479	113,274
NetScout Systems, Inc.*	10,779	273,679
Ribbon Communications, Inc.*	8,585	41,981
TESSCO Technologies, Inc.	880	15,717

		3,571,583

Electronic Equipment, Instruments & Components (1.3%)
Anixter International, Inc.*	4,394	262,366
Arlo Technologies, Inc.*	10,650	42,707
AVX Corp.	6,867	113,992
Bel Fuse, Inc., Class B	1,430	24,553
Belden, Inc.	5,637	335,796
Benchmark Electronics, Inc.	5,585	140,295
CTS Corp.	4,702	129,681
Daktronics, Inc.	5,300	32,701
ePlus, Inc.*	218	15,029
Fabrinet*	431	21,408
FARO Technologies, Inc.*	144	7,572
Fitbit, Inc., Class A (x)*	25,261	111,148
II-VI, Inc.*	774	28,297
Insight Enterprises, Inc.*	3,246	188,917
KEMET Corp.	8,164	153,565
Kimball Electronics, Inc.*	3,276	53,202
Knowles Corp.*	11,764	215,399
Methode Electronics, Inc.	5,257	150,192
MTS Systems Corp.	1,732	101,374
Park Electrochemical Corp.	2,619	43,711
PC Connection, Inc.	1,638	57,297
PCM, Inc.*	436	15,277
Plexus Corp.*	3,721	217,195
Sanmina Corp.*	7,550	228,614
ScanSource, Inc.*	3,717	121,026
Tech Data Corp.*	5,308	555,217
TTM Technologies, Inc.*	14,313	145,993
Vishay Intertechnology, Inc.	19,188	316,986
Vishay Precision Group, Inc.*	402	16,333

		3,845,843

IT Services (2.1%)
CACI International, Inc., Class A*	19,600	4,009,964
Cardtronics plc, Class A*	1,064	29,068
Conduent, Inc.*	24,908	238,868
Exela Technologies, Inc.*	1,423	3,116

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hackett Group, Inc. (The)	311	$5,222
Information Services Group, Inc.*	4,730	14,947
KBR, Inc.	20,438	509,724
Limelight Networks, Inc.*	9,581	25,869
LiveRamp Holdings, Inc.*	9,826	476,364
ManTech International Corp., Class A	3,863	254,379
Perspecta, Inc.	18,982	444,369
Presidio, Inc.	5,541	75,745
StarTek, Inc.*	2,305	18,832
Sykes Enterprises, Inc.*	5,673	155,781
Unisys Corp. (x)*	2,234	21,714

		6,283,962

Semiconductors & Semiconductor Equipment (0.9%)
Adesto Technologies Corp.*	521	4,246
Alpha & Omega Semiconductor Ltd.*	2,891	27,002
Ambarella, Inc.*	2,710	119,592
Amkor Technology, Inc.*	14,328	106,887
Axcelis Technologies, Inc.*	4,664	70,193
AXT, Inc.*	5,226	20,695
Brooks Automation, Inc.	1,363	52,816
CEVA, Inc.*	265	6,453
Cirrus Logic, Inc.*	8,525	372,542
Cohu, Inc.	5,792	89,371
Diodes, Inc.*	4,444	161,628
DSP Group, Inc.*	1,912	27,456
FormFactor, Inc.*	10,020	157,013
GSI Technology, Inc.*	2,158	18,494
Ichor Holdings Ltd.*	2,457	58,083
MACOM Technology Solutions Holdings, Inc.*	6,678	101,038
Nanometrics, Inc.*	2,217	76,952
NeoPhotonics Corp.*	5,260	21,987
NVE Corp. (x)	53	3,690
PDF Solutions, Inc.*	3,771	49,476
Photronics, Inc.*	9,564	78,425
Rambus, Inc.*	15,843	190,750
Rudolph Technologies, Inc.*	3,798	104,939
Semtech Corp.*	794	38,152
SMART Global Holdings, Inc.*	1,892	43,497
SunPower Corp. (x)*	9,043	96,670
Synaptics, Inc.*	5,013	146,079
Ultra Clean Holdings, Inc.*	5,560	77,395
Veeco Instruments, Inc.*	6,880	84,074
Xperi Corp.	5,685	117,054

		2,522,649

Software (0.3%)
American Software, Inc., Class A	1,774	23,328
Avaya Holdings Corp.*	15,989	190,429
Cloudera, Inc.*	31,829	167,420
Digimarc Corp. (x)*	82	3,640
GTY Technology Holdings, Inc.*	4,274	29,277
Monotype Imaging Holdings, Inc.	3,232	54,427
OneSpan, Inc.*	1,331	18,860
QAD, Inc., Class A	755	30,359
SecureWorks Corp., Class A (x)*	1,071	14,234
Synchronoss Technologies, Inc.*	5,491	43,434
Telenav, Inc.*	2,232	17,856
TiVo Corp.	17,849	131,547
Verint Systems, Inc.*	512	27,535

		752,346

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp. (x)*	16,362	148,894
Cray, Inc.*	906	31,547
Diebold Nixdorf, Inc.*	5,379	49,272
Electronics For Imaging, Inc.*	2,186	80,685
Immersion Corp.*	4,474	34,047
Stratasys Ltd.*	7,369	216,428

		560,873

Total Information Technology		17,537,256

Materials (2.5%)
Chemicals (0.8%)
Advanced Emissions Solutions, Inc.	187	2,364
AdvanSix, Inc.*	4,079	99,650
American Vanguard Corp.	4,127	63,597
Amyris, Inc. (x)*	4,842	17,238
Ferro Corp.*	2,166	34,223
Flotek Industries, Inc. (x)*	7,979	26,411
FutureFuel Corp.	3,781	44,200
Hawkins, Inc.	1,383	60,036
HB Fuller Co.	1,926	89,366
Innophos Holdings, Inc.	2,819	82,061
Innospec, Inc.	490	44,708
Intrepid Potash, Inc.*	13,859	46,566
Koppers Holdings, Inc.*	775	22,754
Kraton Corp.*	3,234	100,480
Kronos Worldwide, Inc.	3,280	50,250
Livent Corp.*	21,111	146,088
LSB Industries, Inc.*	3,056	11,918
Minerals Technologies, Inc.	5,096	272,687
Orion Engineered Carbons SA	2,806	60,076
PolyOne Corp.	629	19,744
PQ Group Holdings, Inc.*	5,299	83,989
Rayonier Advanced Materials, Inc. (x)	6,952	45,119
Sensient Technologies Corp.	2,883	211,843
Stepan Co.	2,632	241,907
Trecora Resources*	3,153	30,174
Tredegar Corp.	3,736	62,092
Trinseo SA	5,907	250,102
Tronox Holdings plc, Class A	7,541	96,374
Valhi, Inc.	4,208	12,498

		2,328,515

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	13,244	254,947
United States Lime & Minerals, Inc.	278	22,240

		277,187

Containers & Packaging (0.1%)
Greif, Inc., Class A	3,729	121,379
Greif, Inc., Class B	855	37,320
UFP Technologies, Inc.*	875	36,409

		195,108

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.2%)
AK Steel Holding Corp. (x)*	26,103	$61,864
Allegheny Technologies, Inc.*	18,154	457,481
Carpenter Technology Corp.	6,793	325,928
Century Aluminum Co.*	7,318	50,567
Cleveland-Cliffs, Inc. (x)	34,580	368,969
Coeur Mining, Inc.*	29,289	127,114
Commercial Metals Co.	17,018	303,771
Gold Resource Corp.	8,318	28,115
Haynes International, Inc.	1,779	56,590
Hecla Mining Co.	69,456	125,021
Kaiser Aluminum Corp.	1,123	109,616
Materion Corp.	1,735	117,650
Novagold Resources, Inc.*	9,917	58,610
Olympic Steel, Inc.	1,307	17,841
Ramaco Resources, Inc.*	1,166	6,203
Sandstorm Gold Ltd.*	114,000	631,560
Schnitzer Steel Industries, Inc., Class A	3,708	97,038
SunCoke Energy, Inc.*	12,592	111,817
Synalloy Corp.	1,205	18,822
TimkenSteel Corp.*	5,927	48,187
Warrior Met Coal, Inc.	7,441	194,359
Wheaton Precious Metals Corp.	2,400	58,032
Worthington Industries, Inc.	4,361	175,574

		3,550,729

Paper & Forest Products (0.3%)
Boise Cascade Co.	4,259	119,721
Clearwater Paper Corp.*	2,334	43,156
Louisiana-Pacific Corp.	15,443	404,915
Neenah, Inc.	415	28,033
PH Glatfelter Co.	6,286	106,108
Schweitzer-Mauduit International, Inc.	4,440	147,319
Verso Corp., Class A*	4,725	90,011

		939,263

Total Materials		7,290,802

Real Estate (10.8%)
Equity Real Estate Investment Trusts (REITs) (5.8%)
Acadia Realty Trust (REIT)	11,906	325,867
Agree Realty Corp. (REIT)	5,394	345,486
Alexander & Baldwin, Inc. (REIT)	9,931	229,406
American Finance Trust, Inc. (REIT)	14,384	156,786
Armada Hoffler Properties, Inc. (REIT)	4,972	82,287
Ashford Hospitality Trust, Inc. (REIT)	12,671	37,633
Braemar Hotels & Resorts, Inc. (REIT)	4,292	42,491
BRT Apartments Corp. (REIT)	1,427	20,164
CareTrust REIT, Inc. (REIT)	3,585	85,251
CatchMark Timber Trust, Inc. (REIT), Class A	7,269	75,961
CBL & Associates Properties, Inc. (REIT) (x)	25,599	26,623
Cedar Realty Trust, Inc. (REIT)	13,111	34,744
Chatham Lodging Trust (REIT)	6,796	128,241
Chesapeake Lodging Trust (REIT)	8,675	246,543
CIM Commercial Trust Corp. (REIT)	532	10,970
City Office REIT, Inc. (REIT)	5,569	66,772
Community Healthcare Trust, Inc. (REIT)	1,088	42,878
CoreCivic, Inc. (REIT)	17,230	357,695
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	1,797	71,269
CorePoint Lodging, Inc. (REIT)	6,093	75,492
DiamondRock Hospitality Co. (REIT)	29,409	304,089
Easterly Government Properties, Inc. (REIT)	7,547	136,676
Equity Commonwealth (REIT)	2,000	65,040
Equity LifeStyle Properties, Inc. (REIT)	19,000	2,305,460
Essential Properties Realty Trust, Inc. (REIT)	6,280	125,851
Farmland Partners, Inc. (REIT) (x)	4,128	29,102
First Industrial Realty Trust, Inc. (REIT)	14,285	524,831
Franklin Street Properties Corp. (REIT)	15,161	111,888
Front Yard Residential Corp. (REIT)	7,124	87,055
Getty Realty Corp. (REIT)	4,868	149,740
Gladstone Commercial Corp. (REIT)	3,213	68,180
Gladstone Land Corp. (REIT) (x)	2,285	26,346
Global Medical REIT, Inc. (REIT)	4,449	46,714
Global Net Lease, Inc. (REIT)	12,149	238,363
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	8,288	233,556
Healthcare Realty Trust, Inc. (REIT)	18,293	572,937
Hersha Hospitality Trust (REIT)	5,194	85,909
Independence Realty Trust, Inc. (REIT)	12,901	149,265
Industrial Logistics Properties Trust (REIT)	9,404	195,791
Investors Real Estate Trust (REIT)	1,722	101,030
iStar, Inc. (REIT) (x)	2,638	32,764
Jernigan Capital, Inc. (REIT) (x)	3,013	61,767
Kite Realty Group Trust (REIT)	12,059	182,453
Lexington Realty Trust (REIT)	32,941	309,975
LTC Properties, Inc. (REIT)	2,970	135,610
Mack-Cali Realty Corp. (REIT)	13,177	306,892
Monmouth Real Estate Investment Corp. (REIT)	11,010	149,185
National Health Investors, Inc. (REIT)	3,402	265,458
New Senior Investment Group, Inc. (REIT)	6,811	45,770
NorthStar Realty Europe Corp. (REIT)	6,519	107,107

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Office Properties Income Trust (REIT)	6,918	$181,736
One Liberty Properties, Inc. (REIT)	2,182	63,191
Pebblebrook Hotel Trust (REIT)	18,820	530,348
Pennsylvania REIT (REIT) (x)	5,065	32,923
Physicians Realty Trust (REIT)	26,904	469,206
Piedmont Office Realty Trust, Inc. (REIT), Class A	18,367	366,054
PotlatchDeltic Corp. (REIT)	9,578	373,350
Preferred Apartment Communities, Inc. (REIT), Class A	6,223	93,034
Retail Opportunity Investments Corp. (REIT)	16,624	284,769
Retail Value, Inc. (REIT)	2,109	73,393
Rexford Industrial Realty, Inc. (REIT)	14,920	602,320
RLJ Lodging Trust (REIT)	25,002	443,535
RPT Realty (REIT)	11,435	138,478
Sabra Health Care REIT, Inc. (REIT)	25,946	510,877
Safehold, Inc. (REIT) (x)	1,033	31,197
Saul Centers, Inc. (REIT)	160	8,981
Senior Housing Properties Trust (REIT)	23,783	196,685
Seritage Growth Properties (REIT), Class A (x)	4,288	184,212
Spirit MTA REIT (REIT)	6,377	53,184
STAG Industrial, Inc. (REIT)	18,102	547,404
Summit Hotel Properties, Inc. (REIT)	15,256	174,986
Sunstone Hotel Investors, Inc. (REIT)	33,146	454,432
Terreno Realty Corp. (REIT)	8,132	398,793
UMH Properties, Inc. (REIT)	772	9,581
Universal Health Realty Income Trust (REIT)	166	14,098
Urban Edge Properties (REIT)	16,594	287,574
Urstadt Biddle Properties, Inc. (REIT), Class A	4,375	91,875
Washington Prime Group, Inc. (REIT) (x)	27,547	105,230
Washington REIT (REIT)	11,505	307,529
Whitestone REIT (REIT)	5,658	71,800
Xenia Hotels & Resorts, Inc. (REIT)	16,419	342,336

		17,060,474

Real Estate Management & Development (5.0%)
Altisource Portfolio Solutions SA*	852	16,750
American Realty Investors, Inc.*	330	4,501
Consolidated-Tomoka Land Co.	713	42,566
Cushman & Wakefield plc*	914	16,342
DREAM Unlimited Corp., Class A	593,300	3,283,459
Forestar Group, Inc.*	1,450	28,348
FRP Holdings, Inc.*	1,000	55,770
Griffin Industrial Realty, Inc.	101	3,570
Howard Hughes Corp. (The)*	86,400	10,699,776
Kennedy-Wilson Holdings, Inc.	8,833	181,695
Marcus & Millichap, Inc.*	411	12,679
Maui Land & Pineapple Co., Inc.*	329	3,385
Newmark Group, Inc., Class A	2,242	20,133
Rafael Holdings, Inc., Class B*	1,508	43,355
RE/MAX Holdings, Inc., Class A	2,592	79,730
Realogy Holdings Corp.	16,428	118,939
St Joe Co. (The)*	5,027	86,867
Stratus Properties, Inc.*	900	29,187
Tejon Ranch Co.*	3,115	51,678
Transcontinental Realty Investors, Inc. (x)*	214	5,485

		14,784,215

Total Real Estate		31,844,689

Utilities (4.3%)
Electric Utilities (0.9%)
ALLETE, Inc.	7,468	621,412
El Paso Electric Co.	4,870	318,498
Genie Energy Ltd., Class B	1,224	13,036
MGE Energy, Inc.	3,214	234,879
Otter Tail Corp.	3,206	169,309
PNM Resources, Inc.	11,463	583,581
Portland General Electric Co.	12,942	701,068

		2,641,783

Gas Utilities (2.4%)
New Jersey Resources Corp.	11,895	592,014
Northwest Natural Holding Co.	3,541	246,099
ONE Gas, Inc.	7,525	679,507
RGC Resources, Inc.	1,078	32,901
Rubis SCA	72,000	4,054,262
South Jersey Industries, Inc.	11,496	387,760
Southwest Gas Holdings, Inc.	6,840	613,001
Spire, Inc.	7,165	601,287

		7,206,831

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	5,911	14,305
Clearway Energy, Inc., Class A	5,118	82,809
Clearway Energy, Inc., Class C	10,586	178,480
Ormat Technologies, Inc.	3,691	233,972
Pattern Energy Group, Inc., Class A	12,709	293,451
TerraForm Power, Inc., Class A	3,146	44,988

		848,005

Multi-Utilities (0.6%)
Avista Corp.	9,473	422,496
Black Hills Corp.	8,619	673,747
NorthWestern Corp.	7,296	526,406
Unitil Corp.	2,129	127,506

		1,750,155

Water Utilities (0.1%)
AquaVenture Holdings Ltd.*	1,461	29,176
Artesian Resources Corp., Class A	1,131	42,039
Cadiz, Inc. (x)*	1,877	21,116
California Water Service Group	415	21,012
Consolidated Water Co. Ltd.	2,191	31,244
Middlesex Water Co.	325	19,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SJW Group	1,307	$79,427
York Water Co. (The)	225	8,037

		251,307

Total Utilities		12,698,081

Total Common Stocks (95.6%) (Cost $217,150,804)		281,856,209

MASTER LIMITED PARTNERSHIP:
Industrials (3.0%)
Industrial Conglomerates (3.0%)
Icahn Enterprises LP (Cost $5,875,543)	123,300	8,928,153

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Corium International, Inc., CVR (r)(x)*	549	74

Total Health Care		74

Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 7/18/19*	4,907	208

Road & Rail (0.0%)
Hertz Global Holdings, Inc., expiring 7/12/19*	8,080	15,756

Total Industrials		15,964

Total Rights (0.0%) (Cost $25,522)		16,038

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $600,130, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $612,000. (xx)	$600,000	600,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $74,461, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $75,934. (xx)	74,444	74,444
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $1,000,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $2,478,680, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $2,528,254. (xx)	2,478,164	2,478,164
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $500,105, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $512,018. (xx)	500,000	500,000

Total Repurchase Agreements		4,652,608

Total Short-Term Investments (1.6%) (Cost $4,652,609)		4,652,609

Total Investments in Securities (100.2%) (Cost $227,704,478)		295,453,009
Other Assets Less Liabilities (-0.2%)		(707,279)

Net Assets (100%)		$294,745,730

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $6,825,902. This was collateralized by $2,237,757 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $4,652,608 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Associated Capital Group, Inc., Class A (x)	189,912	6,708,215	—	(21,696)	3,360	412,830	7,102,709	18,991	—
PennyMac Financial Services, Inc.	936	19,899	—	—	—	861	20,760	—	—
PennyMac Mortgage Investment Trust (REIT)	10,820	167,506	48,887	(8,260)	30	28,038	236,201	4,033	—

Total		6,895,620	48,887	(29,956)	3,390	441,729	7,359,670	23,024	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	20	9/2019	USD	1,567,100	26,896

					26,896

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$15,804,477	$711,583	$—	$16,516,060
Consumer Discretionary	16,699,348	19,139	—	16,718,487
Consumer Staples	11,579,336	24,781	—	11,604,117
Energy	75,551,365	—	—	75,551,365
Financials	51,109,267	1,100,713	—	52,209,980
Health Care	7,220,629	—	—	7,220,629
Industrials	25,628,741	7,036,002	—	32,664,743
Information Technology	17,537,256	—	—	17,537,256
Materials	7,290,802	—	—	7,290,802
Real Estate	28,557,660	3,287,029	—	31,844,689
Utilities	8,643,819	4,054,262	—	12,698,081
Futures	26,896	—	—	26,896
Master Limited Partnerships
Industrials	8,928,153	—	—	8,928,153
Rights
Health Care	—	—	74	74
Industrials	15,756	208	—	15,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	$1	$—	$—	$1
Repurchase Agreements	—	4,652,608	—	4,652,608

Total Assets	$274,593,506	$20,886,325	$74	$295,479,905

Total Liabilities	$—	$—	$—	$—

Total	$274,593,506	$20,886,325	$74	$295,479,905

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$26,896	*

Total		$26,896

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$79,974	$79,974

Total	$79,974	$79,974

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$79,686	$79,686

Total	$79,686	$79,686

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,362,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,883,182
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$45,610,742

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,079,590
Aggregate gross unrealized depreciation	(32,081,521)

Net unrealized appreciation	$70,998,069

Federal income tax cost of investments in securities and derivative instruments, if applicable	$224,481,836

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $6,395,866)	$7,359,670
Unaffiliated Issuers (Cost $216,656,004)	283,440,731
Repurchase Agreements (Cost $4,652,608)	4,652,608
Cash	3,591,646
Cash held as collateral at broker for futures	61,800
Receivable for securities sold	25,392,392
Dividends, interest and other receivables	459,745
Due from broker for futures variation margin	14,459
Receivable for Portfolio shares sold	11,257
Securities lending income receivable	6,111
Other assets	3,202

Total assets	324,993,621

LIABILITIES
Payable for securities purchased	25,281,397
Payable for return of collateral on securities loaned	4,652,608
Investment management fees payable	164,429
Payable for Portfolio shares redeemed	60,118
Administrative fees payable	28,617
Distribution fees payable – Class IB	1,139
Accrued expenses	59,583

Total liabilities	30,247,891

NET ASSETS	$294,745,730

Net assets were comprised of:
Paid in capital	$213,146,631
Total distributable earnings (loss)	81,599,099

Net assets	$294,745,730

Class IB
Net asset value, offering and redemption price per share, $5,923,469 / 556,014 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.65

Class K
Net asset value, offering and redemption price per share, $288,822,261 / 27,116,931 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.65

(x)	Includes value of securities on loan of $6,825,902.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($23,024 of dividend income received from affiliates) (net of $22,999 foreign withholding tax)	$3,137,997
Interest	31,974
Securities lending (net)	45,680

Total income	3,215,651

EXPENSES
Investment management fees	1,169,239
Administrative fees	180,738
Custodian fees	48,379
Professional fees	25,136
Printing and mailing expenses	18,633
Distribution fees – Class IB	5,884
Trustees’ fees	4,428
Miscellaneous	3,592

Gross expenses	1,456,029
Less: Waiver from investment manager	(133,477)

Net expenses	1,322,552

NET INVESTMENT INCOME (LOSS)	1,893,099

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($3,390 of realized gain (loss) from affiliates)	8,881,223
Futures contracts	79,974
Foreign currency transactions	(2,765)

Net realized gain (loss)	8,958,432

Change in unrealized appreciation (depreciation) on:
Investments in securities ($441,729 of change in unrealized appreciation (depreciation) from affiliates)	40,535,986
Futures contracts	79,686
Foreign currency translations	1,460

Net change in unrealized appreciation (depreciation)	40,617,132

NET REALIZED AND UNREALIZED GAIN (LOSS)	49,575,564

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,468,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,893,099	$2,934,704
Net realized gain (loss)	8,958,432	10,977,339
Net change in unrealized appreciation (depreciation)	40,617,132	(43,770,975)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,468,663	(29,858,932)

Distributions to shareholders:
Class IB	—	(146,277)
Class K	—	(12,707,970)

Total distributions to shareholders	—	(12,854,247)

Tax return of capital:
Class IB	—	(14,514)
Class K	—	(1,260,916)

Total	—	(1,275,430)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 231,144 and 198,164 shares, respectively ]	2,427,832	2,245,218
Capital shares issued in reinvestment of dividends and distributions [ 0 and 17,197 shares, respectively ]	—	160,791
Capital shares repurchased [ (37,367) and (38,618) shares, respectively ]	(385,383)	(432,341)

Total Class IB transactions	2,042,449	1,973,668

Class K
Capital shares sold [ 87,963 and 588,969 shares, respectively ]	897,094	6,180,834
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,496,361 shares, respectively ]	—	13,968,886
Capital shares repurchased [ (2,092,471) and (3,732,245) shares, respectively ]	(21,358,084)	(42,701,639)

Total Class K transactions	(20,460,990)	(22,551,919)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,418,541)	(20,578,251)

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,050,122	(64,566,860)
NET ASSETS:
Beginning of period	261,695,608	326,262,468

End of period	$294,745,730	$261,695,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,			May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Class IB			2018	2017	2016
Net asset value, beginning of period	$8.89		$10.55	$9.84	$8.55	$10.00		$9.79		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.07	0.05	0.06	0.03		—	#	0.02
Net realized and unrealized gain (loss)	1.70		(1.25)	1.19	2.02	(1.10)		0.41		0.06

Total from investment operations	1.76		(1.18)	1.24	2.08	(1.07)		0.41		0.08

Less distributions:
Dividends from net investment income	—		(0.04)	(0.02)	(0.03)	—		—	#	—	#
Distributions from net realized gains	—		(0.40)	(0.51)	(0.50)	(0.36)		—		(0.27)
Return of capital	—		(0.04)	—	(0.26)	(0.02)		—		(0.02)

Total dividends and distributions	—		(0.48)	(0.53)	(0.79)	(0.38)		—		(0.29)

Net asset value, end of period	$10.65		$8.89	$10.55	$9.84	$8.55		$10.20		$9.79

Total return (b)	19.80%		(11.44)%	12.80%	24.19%	(10.63)%		4.19%		0.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,923		$3,220	$1,957	$418	$166		$—		$25
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%	1.18%	1.22%		1.25%		1.25%
Before waivers (a)(f)	1.24%		1.23%	1.26%	1.27%	1.24%		1.25%		5.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.12%		0.66%	0.52%	0.61%	0.41	%(l)	0.15	%(l)	0.30	%(l)
Before waivers (a)(f)	1.03%		0.58%	0.42%	0.52%	0.39	%(l)	0.15	%(l)	(4.20	)%(l)
Portfolio turnover rate^	11	%(z)	18%	23%	23%	17%		17%		18	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,				April 21, 2014* to December 31, 2014
Class K		2018	2017	2016	2015
Net asset value, beginning of period	$8.88	$10.54	$9.83	$8.54	$9.79	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.10	0.08	0.07	0.05	0.04
Net realized and unrealized gain (loss)	1.70	(1.25)	1.18	2.03	(0.90)	0.05

Total from investment operations	1.77	(1.15)	1.26	2.10	(0.85)	0.09

Less distributions:
Dividends from net investment income	—	(0.06)	(0.04)	(0.04)	(0.02)	(0.01)
Distributions from net realized gains	—	(0.40)	(0.51)	(0.50)	(0.36)	(0.27)
Return of capital	—	(0.05)	—	(0.27)	(0.02)	(0.02)

Total dividends and distributions	—	(0.51)	(0.55)	(0.81)	(0.40)	(0.30)

Net asset value, end of period	$10.65	$8.88	$10.54	$9.83	$8.54	$9.79

Total return (b)	19.93%	(11.20)%	13.08%	24.54%	(8.58)%	0.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$288,822	$258,476	$324,305	$173,256	$149,286	$166,935
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%	0.90%	0.90%	0.93%	0.98%	1.00%
Before waivers (a)(f)	0.99%	0.98%	1.01%	1.02%	0.99%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.30%	0.88%	0.74%	0.82%	0.48%	0.55	%(l)
Before waivers (a)(f)	1.21%	0.80%	0.64%	0.73%	0.48%	0.52	%(l)
Portfolio turnover rate (z)^	11%	18%	23%	23%	17%	18%
*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT SMARTBETA EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	19.8%
Industrials	15.8
Consumer Staples	12.9
Information Technology	12.8
Health Care	11.5
Consumer Discretionary	8.3
Communication Services	4.9
Utilities	4.6
Real Estate	3.4
Materials	2.7
Energy	2.3
Repurchase Agreements	1.0
Investment Company	0.0	#
Cash and Other	0.0	#

	100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,180.26	$6.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,181.97	4.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.9%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	5,480	$183,635
BCE, Inc.	1,100	50,046
Deutsche Telekom AG (Registered)	8,400	145,299
Nippon Telegraph & Telephone Corp.	1,100	51,187
Singapore Telecommunications Ltd.	20,000	51,737
Swisscom AG (Registered)	180	90,369
Telenor ASA	1,800	38,214
Telia Co. AB	12,000	53,292
Verizon Communications, Inc.	3,100	177,103

		840,882

Interactive Media & Services (0.3%)
Alphabet, Inc., Class A*	80	86,624

Media (0.5%)
CBS Corp. (Non-Voting), Class B	600	29,940
Comcast Corp., Class A	1,500	63,420
Omnicom Group, Inc.	500	40,975

		134,335

Wireless Telecommunication Services (0.9%)
KDDI Corp.	2,500	63,616
NTT DOCOMO, Inc.	2,900	67,581
Rogers Communications, Inc., Class B (x)	2,200	117,766

		248,963

Total Communication Services		1,310,804

Consumer Discretionary (8.3%)
Auto Components (0.1%)
Bridgestone Corp.	600	23,607

Automobiles (0.4%)
General Motors Co.	2,100	80,913
Suzuki Motor Corp.	400	18,788

		99,701

Hotels, Restaurants & Leisure (2.1%)
Compass Group plc	2,171	52,026
Darden Restaurants, Inc.	200	24,346
Domino’s Pizza, Inc.	100	27,828
Hilton Worldwide Holdings, Inc.	400	39,096
Marriott International, Inc., Class A	200	28,058
McDonald’s Corp.	400	83,064
Restaurant Brands International, Inc.	400	27,817
Starbucks Corp.	2,100	176,043
Yum! Brands, Inc.	800	88,536

		546,814

Household Durables (0.7%)
Panasonic Corp.	8,000	66,603
Sekisui Chemical Co. Ltd.	2,000	30,014
Sekisui House Ltd.	5,000	82,340

		178,957

Internet & Direct Marketing Retail (0.1%)
eBay, Inc.	900	35,550

Multiline Retail (0.7%)
Dollar General Corp.	500	67,580
Target Corp.	1,000	86,610
Wesfarmers Ltd.	1,700	43,156

		197,346

Specialty Retail (2.6%)
AutoZone, Inc.*	100	109,947
Home Depot, Inc. (The)	1,000	207,970
Industria de Diseno Textil SA	2,400	72,183
Nitori Holdings Co. Ltd.	100	13,245
O’Reilly Automotive, Inc.*	200	73,864
Ross Stores, Inc.	700	69,384
TJX Cos., Inc. (The)	2,600	137,488

		684,081

Textiles, Apparel & Luxury Goods (1.6%)
adidas AG	400	123,489
Gildan Activewear, Inc.	1,000	38,701
LVMH Moet Hennessy Louis Vuitton SE	200	85,123
NIKE, Inc., Class B	1,500	125,925
VF Corp.	600	52,410

		425,648

Total Consumer Discretionary		2,191,704

Consumer Staples (12.9%)
Beverages (3.8%)
Brown-Forman Corp., Class B	500	27,715
Carlsberg A/S, Class B	200	26,514
Coca-Cola Co. (The)	6,200	315,704
Diageo plc	2,400	103,140
Heineken NV	900	100,435
Kirin Holdings Co. Ltd.	1,000	21,551
Monster Beverage Corp.*	500	31,915
PepsiCo, Inc.	2,300	301,599
Pernod Ricard SA	200	36,853
Suntory Beverage & Food Ltd.	700	30,418

		995,844

Food & Staples Retailing (2.5%)
Alimentation Couche-Tard, Inc., Class B	400	25,172
Costco Wholesale Corp.	900	237,834
Jeronimo Martins SGPS SA	1,800	28,993
Koninklijke Ahold Delhaize NV	1,000	22,490
Loblaw Cos. Ltd.	600	30,720
Metro, Inc.	700	26,267
Seven & i Holdings Co. Ltd.	900	30,452
Sysco Corp.	1,600	113,152
Walgreens Boots Alliance, Inc.	1,000	54,670
Walmart, Inc.	400	44,196
Woolworths Group Ltd.	2,300	53,657

		667,603

Food Products (2.2%)
General Mills, Inc.	1,600	84,032
Hershey Co. (The)	500	67,015
Kellogg Co.	1,000	53,570

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	300	$46,503
Mondelez International, Inc., Class A	2,800	150,920
Mowi ASA	1,400	32,733
Nestle SA (Registered)	1,500	155,286

		590,059

Household Products (2.2%)
Church & Dwight Co., Inc.	600	43,836
Clorox Co. (The)	300	45,933
Colgate-Palmolive Co.	1,200	86,004
Henkel AG & Co. KGaA (Preference) (q)	930	90,966
Procter & Gamble Co. (The)	3,000	328,950

		595,689

Personal Products (2.2%)
Beiersdorf AG	450	54,010
Estee Lauder Cos., Inc. (The), Class A	500	91,555
Kao Corp.	900	68,534
L’Oreal SA	300	85,453
Unilever NV (CVA)	3,000	182,709
Unilever plc	1,400	87,021

		569,282

Total Consumer Staples		3,418,477

Energy (2.3%)
Oil, Gas & Consumable Fuels (2.3%)
Cabot Oil & Gas Corp.	1,600	36,736
Chevron Corp.	300	37,332
Enagas SA	800	21,350
Eni SpA	2,100	34,878
Equinor ASA	2,400	47,392
Exxon Mobil Corp.	2,400	183,912
Neste OYJ	1,800	61,076
Phillips 66	700	65,478
Snam SpA	6,000	29,822
TOTAL SA	1,400	78,443

Total Energy		596,419

Financials (19.8%)
Banks (7.4%)
Bank Hapoalim BM*	6,000	44,485
Bank Leumi Le-Israel BM	6,000	43,309
Bank of America Corp.	3,000	87,000
Bank of Montreal	1,400	105,752
Bank of Nova Scotia (The) (x)	1,900	102,055
BB&T Corp.	1,300	63,869
Canadian Imperial Bank of Commerce (x)	1,100	86,501
Citigroup, Inc.	1,100	77,033
Citizens Financial Group, Inc.	900	31,824
Commonwealth Bank of Australia	800	46,493
DNB ASA	2,000	37,208
Hang Seng Bank Ltd.	2,100	52,287
JPMorgan Chase & Co.	500	55,900
M&T Bank Corp.	200	34,014
Mizrahi Tefahot Bank Ltd. (x)*	1,800	41,495
National Australia Bank Ltd.	1,700	31,890
National Bank of Canada (x)	1,000	47,505
Oversea-Chinese Banking Corp. Ltd.	3,000	25,277
PNC Financial Services Group, Inc. (The)	800	109,824
Royal Bank of Canada	2,800	222,516
Skandinaviska Enskilda Banken AB, Class A	5,000	46,262
SunTrust Banks, Inc.	900	56,565
Svenska Handelsbanken AB, Class A	6,000	59,366
Swedbank AB, Class A	3,200	48,054
Toronto-Dominion Bank (The)	3,800	222,043
United Overseas Bank Ltd.	2,000	38,625
US Bancorp	2,500	131,000

		1,948,152

Capital Markets (3.9%)
Ameriprise Financial, Inc.	400	58,064
ASX Ltd.	800	46,262
Bank of New York Mellon Corp. (The)	1,500	66,225
BlackRock, Inc.	200	93,860
Brookfield Asset Management, Inc., Class A	1,100	52,625
CME Group, Inc.	500	97,055
Deutsche Boerse AG	560	79,215
FactSet Research Systems, Inc.	100	28,656
Hong Kong Exchanges & Clearing Ltd.	800	28,245
Intercontinental Exchange, Inc.	1,300	111,722
Moody’s Corp.	200	39,062
Morgan Stanley	1,000	43,810
MSCI, Inc.	200	47,758
Northern Trust Corp.	700	63,000
S&P Global, Inc.	600	136,674
T. Rowe Price Group, Inc.	500	54,855

		1,047,088

Consumer Finance (0.5%)
American Express Co.	900	111,096
Discover Financial Services	400	31,036

		142,132

Diversified Financial Services (1.0%)
Berkshire Hathaway, Inc., Class B*	1,200	255,804

Insurance (7.0%)
Aflac, Inc.	1,200	65,772
Allianz SE (Registered)	650	156,692
Allstate Corp. (The)	1,300	132,197
Aon plc	800	154,384
Assicurazioni Generali SpA	2,400	45,193
Cincinnati Financial Corp.	300	31,101
Great-West Lifeco, Inc.	1,700	39,140
Hannover Rueck SE	180	29,105
Hartford Financial Services Group, Inc. (The)	700	39,004
Intact Financial Corp.	400	36,965
Legal & General Group plc	8,000	27,380
Loews Corp.	500	27,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Manulife Financial Corp.	3,500	$63,610
Marsh & McLennan Cos., Inc.	1,600	159,600
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	350	87,835
NN Group NV (x)	620	24,957
Progressive Corp. (The)	1,800	143,874
Sampo OYJ, Class A	1,900	89,660
Sompo Holdings, Inc.	500	19,297
Sun Life Financial, Inc.	3,000	124,234
Swiss Life Holding AG (Registered)	80	39,648
Travelers Cos., Inc. (The)	600	89,712
Willis Towers Watson plc	500	95,770
Zurich Insurance Group AG	380	132,311

		1,854,776

Total Financials		5,247,952

Health Care (11.5%)
Biotechnology (0.6%)
Amgen, Inc.	600	110,568
CSL Ltd.	300	45,282

		155,850

Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	1,000	84,100
Baxter International, Inc.	1,000	81,900
Coloplast A/S, Class B	300	33,902
Danaher Corp.	800	114,336
Hoya Corp.	500	38,279
IDEXX Laboratories, Inc.*	200	55,066
Koninklijke Philips NV	613	26,617
Medtronic plc	2,500	243,475
STERIS plc	200	29,776
Stryker Corp.	700	143,906

		851,357

Health Care Providers & Services (1.3%)
AmerisourceBergen Corp.	300	25,578
Anthem, Inc.	200	56,442
HCA Healthcare, Inc.	400	54,068
UnitedHealth Group, Inc.	900	219,609

		355,697

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	700	52,269
Mettler-Toledo International, Inc.*	100	84,000
Thermo Fisher Scientific, Inc.	300	88,104
Waters Corp.*	200	43,048

		267,421

Pharmaceuticals (5.4%)
Astellas Pharma, Inc.	3,900	55,526
Chugai Pharmaceutical Co. Ltd.	300	19,589
Eli Lilly & Co.	1,300	144,027
GlaxoSmithKline plc	2,800	56,062
Johnson & Johnson	1,500	208,920
Merck & Co., Inc.	2,600	218,010
Merck KGaA	300	31,370
Novo Nordisk A/S, Class B	1,800	91,725
Otsuka Holdings Co. Ltd.	500	16,306
Pfizer, Inc.	5,700	246,924
Roche Holding AG	590	165,994
Shionogi & Co. Ltd.	500	28,795
Zoetis, Inc.	1,200	136,188

		1,419,436

Total Health Care		3,049,761

Industrials (15.8%)
Aerospace & Defense (3.3%)
Airbus SE	270	38,279
Boeing Co. (The)	300	109,203
CAE, Inc.	1,500	40,331
General Dynamics Corp.	600	109,092
Lockheed Martin Corp.	500	181,770
MTU Aero Engines AG	150	35,733
Northrop Grumman Corp.	500	161,555
Raytheon Co.	700	121,716
United Technologies Corp.	600	78,120

		875,799

Air Freight & Logistics (0.8%)
Deutsche Post AG (Registered)	800	26,290
Expeditors International of Washington, Inc.	1,100	83,446
United Parcel Service, Inc., Class B	1,100	113,597

		223,333

Building Products (0.8%)
Allegion plc	300	33,165
Assa Abloy AB, Class B	1,600	36,166
Daikin Industries Ltd.	200	26,091
Geberit AG (Registered)	150	70,067
Johnson Controls International plc	600	24,786
Lennox International, Inc.	100	27,500

		217,775

Commercial Services & Supplies (1.2%)
Cintas Corp.	200	47,458
Copart, Inc.*	500	37,370
Dai Nippon Printing Co. Ltd.	1,000	21,296
Republic Services, Inc.	500	43,320
Secom Co. Ltd.	500	43,009
Waste Management, Inc.	1,000	115,370

		307,823

Construction & Engineering (0.5%)
HOCHTIEF AG	210	25,574
Obayashi Corp.	2,000	19,682
Vinci SA	600	61,444
WSP Global, Inc.	600	33,030

		139,730

Electrical Equipment (0.5%)
Legrand SA	300	21,935
Mitsubishi Electric Corp.	2,000	26,323
Nidec Corp.	200	27,315
Rockwell Automation, Inc.	200	32,766
Schneider Electric SE	400	36,278

		144,617

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (1.8%)
3M Co.	900	$156,006
Honeywell International, Inc.	900	157,131
Roper Technologies, Inc.	200	73,252
Siemens AG (Registered)	720	85,637

		472,026

Machinery (2.3%)
ANDRITZ AG (x)	500	18,819
Atlas Copco AB, Class A	1,800	57,531
Caterpillar, Inc.	600	81,774
Cummins, Inc.	200	34,268
Epiroc AB, Class A	2,000	20,822
Illinois Tool Works, Inc.	600	90,486
Ingersoll-Rand plc	700	88,669
Kone OYJ, Class B	1,000	59,015
PACCAR, Inc.	800	57,328
Sandvik AB	2,000	36,743
Schindler Holding AG	120	26,712
Xylem, Inc.	500	41,820

		613,987

Marine (0.3%)
Kuehne + Nagel International AG (Registered)	450	66,795

Professional Services (1.2%)
Experian plc	1,000	30,276
Randstad NV	400	21,969
Recruit Holdings Co. Ltd.	1,000	33,335
SGS SA (Registered)	30	76,429
TransUnion	400	29,404
Verisk Analytics, Inc.	300	43,938
Wolters Kluwer NV	1,200	87,356

		322,707

Road & Rail (1.7%)
Canadian National Railway Co.	1,200	111,061
Canadian Pacific Railway Ltd.	200	47,105
DSV A/S	400	39,280
East Japan Railway Co.	600	56,096
Kintetsu Group Holdings Co. Ltd.	1,000	47,860
Odakyu Electric Railway Co. Ltd.	2,000	48,917
Tokyu Corp.	2,000	35,449
Union Pacific Corp.	300	50,733

		436,501

Trading Companies & Distributors (0.9%)
Fastenal Co.	1,600	52,144
Ferguson plc	568	40,395
ITOCHU Corp.	2,500	47,779
Marubeni Corp.	3,000	19,839
Mitsubishi Corp.	1,100	28,975
Mitsui & Co. Ltd.	1,700	27,657
Sumitomo Corp.	2,200	33,312

		250,101

Transportation Infrastructure (0.5%)
Aena SME SA (m)	260	51,531
Auckland International Airport Ltd.	5,800	38,380
Sydney Airport	5,500	31,045

		120,956

Total Industrials		4,192,150

Information Technology (12.8%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	4,000	218,920

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	800	76,752
CDW Corp.	400	44,400
Hamamatsu Photonics KK	600	23,346
Hitachi Ltd.	600	21,976
Keyence Corp.	100	61,336
TE Connectivity Ltd.	800	76,624

		304,434

IT Services (4.7%)
Accenture plc, Class A	1,100	203,247
Amadeus IT Group SA	600	47,526
Automatic Data Processing, Inc.	1,100	181,863
Broadridge Financial Solutions, Inc.	300	38,304
CGI, Inc.*	800	61,505
Cognizant Technology Solutions Corp., Class A	1,000	63,390
Fidelity National Information Services, Inc.	600	73,608
Jack Henry & Associates, Inc.	300	40,176
Mastercard, Inc., Class A	600	158,718
NTT Data Corp.	2,300	30,613
Paychex, Inc.	700	57,603
Visa, Inc., Class A	1,600	277,680

		1,234,233

Semiconductors & Semiconductor Equipment (1.4%)
ASML Holding NV	459	95,899
Intel Corp.	2,900	138,823
Texas Instruments, Inc.	1,300	149,188

		383,910

Software (3.7%)
Adobe, Inc.*	600	176,790
ANSYS, Inc.*	200	40,964
Cadence Design Systems, Inc.*	500	35,405
Citrix Systems, Inc.	300	29,442
Intuit, Inc.	500	130,665
Microsoft Corp.	1,600	214,336
Oracle Corp.	1,400	79,758
salesforce.com, Inc.*	200	30,346
SAP SE	1,280	175,765
Synopsys, Inc.*	300	38,607
VMware, Inc., Class A	100	16,721

		968,799

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	900	178,128
Canon, Inc. (x)	800	23,344
FUJIFILM Holdings Corp.	600	30,402

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
HP, Inc.	2,800	$58,212

		290,086

Total Information Technology		3,400,382

Materials (2.7%)
Chemicals (2.4%)
Air Products & Chemicals, Inc.	300	67,911
Celanese Corp.	200	21,560
Chr Hansen Holding A/S	300	28,171
Ecolab, Inc.	800	157,952
Givaudan SA (Registered)	20	56,464
Koninklijke DSM NV	308	38,070
Novozymes A/S, Class B	400	18,653
PPG Industries, Inc.	700	81,697
Sherwin-Williams Co. (The)	100	45,829
Sumitomo Chemical Co. Ltd.	13,000	60,288
Symrise AG	500	48,122

		624,717

Containers & Packaging (0.2%)
Amcor plc	2,200	25,006
Ball Corp.	600	41,994

		67,000

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	800	21,259

Total Materials		712,976

Real Estate (3.4%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	200	28,218
AvalonBay Communities, Inc. (REIT)	500	101,590
CapitaLand Commercial Trust (REIT)	27,000	43,304
CapitaLand Mall Trust (REIT)	22,000	42,764
Dexus (REIT)	3,100	28,249
Equity Residential (REIT)	700	53,144
Essex Property Trust, Inc. (REIT)	100	29,193
Goodman Group (REIT)	6,600	69,642
H&R REIT (REIT) (x)	1,500	26,161
Japan Retail Fund Investment Corp. (REIT)	13	26,286
Mirvac Group (REIT)	22,500	49,442
Public Storage (REIT)	300	71,451
Simon Property Group, Inc. (REIT)	800	127,808
Vornado Realty Trust (REIT)	300	19,230

		716,482

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	700	35,910
Daito Trust Construction Co. Ltd.	200	25,479
Daiwa House Industry Co. Ltd.	1,000	29,133
First Capital Realty, Inc. (REIT)	1,900	31,716
Mitsubishi Estate Co. Ltd.	2,000	37,194
Mitsui Fudosan Co. Ltd.	1,000	24,231

		183,663

Total Real Estate		900,145

Utilities (4.6%)
Electric Utilities (1.4%)
Chubu Electric Power Co., Inc.	3,900	54,676
Enel SpA	17,000	118,690
Eversource Energy	1,300	98,488
Red Electrica Corp. SA	3,000	62,478
Terna Rete Elettrica Nazionale SpA	6,000	38,207

		372,539

Gas Utilities (0.7%)
Atmos Energy Corp.	600	63,336
Hong Kong & China Gas Co. Ltd.	21,296	47,217
Naturgy Energy Group SA	800	22,042
Tokyo Gas Co. Ltd.	2,000	47,071

		179,666

Multi-Utilities (2.0%)
CenterPoint Energy, Inc.	1,800	51,534
CMS Energy Corp.	1,300	75,283
Consolidated Edison, Inc.	1,100	96,448
E.ON SE	5,000	54,302
Engie SA	1,600	24,270
National Grid plc	3,500	37,150
Public Service Enterprise Group, Inc.	1,400	82,348
Sempra Energy	700	96,208

		517,543

Water Utilities (0.5%)
American Water Works Co., Inc.	900	104,400
Severn Trent plc	1,200	31,210

		135,610

Total Utilities		1,205,358

Total Common Stocks (99.0%) (Cost $21,387,924)		26,226,128

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $34,180, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $34,856. (xx)	$34,173	34,173
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $4,102, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $4,183. (xx)	4,101	4,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $228,435, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $233,003. (xx)	$228,387	$228,387

Total Repurchase Agreements		266,661

Total Short-Term Investments (1.0%) (Cost $266,661)		266,662

Total Investments in Securities (100.0%) (Cost $21,654,585)		26,492,790
Other Assets Less Liabilities (0.0%)		8,934

Net Assets (100%)		$26,501,724

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $51,531 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $389,900. This was collateralized by $142,558 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.125%, maturing 7/11/19 - 2/15/49 and by cash of $266,661 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVA	— Dutch Certification

Country Diversification As a Percentage of Total Net Assets
Australia	1.7%
Austria	0.1
Canada	6.7
Denmark	0.9
Finland	0.9
France	1.8
Germany	4.7
Hong Kong	0.5
Israel	0.5
Italy	1.0
Japan	6.7
Netherlands	1.6
New Zealand	0.1
Norway	0.6
Portugal	0.1
Singapore	0.8
Spain	1.0
Sweden	1.3
Switzerland	3.3
United Kingdom	2.4
United States	63.3
Cash and Other	0.0 #

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$749,509	$561,295	$—	$1,310,804
Consumer Discretionary	1,581,130	610,574	—	2,191,704
Consumer Staples	2,207,262	1,211,215	—	3,418,477
Energy	323,458	272,961	—	596,419
Financials	3,927,401	1,320,551	—	5,247,952
Health Care	2,440,314	609,447	—	3,049,761
Industrials	2,508,714	1,683,436	—	4,192,150
Information Technology	2,890,175	510,207	—	3,400,382
Materials	416,943	296,033	—	712,976
Real Estate	524,421	375,724	—	900,145
Utilities	668,045	537,313	—	1,205,358
Short-Term Investments
Investment Company	1	—	—	1
Repurchase Agreements	—	266,661	—	266,661

Total Assets	$18,237,373	$8,255,417	$—	$26,492,790

Total Liabilities	$—	$—	$—	$—

Total	$18,237,373	$8,255,417	$—	$26,492,790

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,244,773
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,275,539

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,176,170
Aggregate gross unrealized depreciation	(353,880)

Net unrealized appreciation	$4,822,290

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,670,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $21,387,924)	$26,226,129
Repurchase Agreements (Cost $266,661)	266,661
Cash	191,315
Foreign cash (Cost $71,506)	71,812
Dividends, interest and other receivables	51,448
Receivable for Portfolio shares sold	14,998
Securities lending income receivable	212
Other assets	267

Total assets	26,822,842

LIABILITIES
Payable for return of collateral on securities loaned	266,661
Investment management fees payable	7,640
Distribution fees payable – Class IB	3,414
Payable for Portfolio shares redeemed	3,392
Administrative fees payable	2,025
Trustees’ fees payable	4
Accrued expenses	37,982

Total liabilities	321,118

NET ASSETS	$26,501,724

Net assets were comprised of:
Paid in capital	$21,101,702
Total distributable earnings (loss)	5,400,022

Net assets	$26,501,724

Class IB
Net asset value, offering and redemption price per share, $17,097,278 / 1,243,365 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.75

Class K
Net asset value, offering and redemption price per share, $9,404,446 / 682,996 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.77

(x)	Includes value of securities on loan of $389,900.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $26,569 foreign withholding tax)	$336,226
Interest	1,372
Securities lending (net)	2,497

Total income	340,095

EXPENSES
Investment management fees	83,482
Professional fees	24,381
Distribution fees – Class IB	18,922
Custodian fees	14,873
Administrative fees	11,416
Printing and mailing expenses	9,552
Trustees’ fees	347
Miscellaneous	5,775

Gross expenses	168,748
Less: Waiver from investment manager	(42,378)

Net expenses	126,370

NET INVESTMENT INCOME (LOSS)	213,725

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	352,371
Foreign currency transactions	(332)

Net realized gain (loss)	352,039

Change in unrealized appreciation (depreciation) on:
Investments in securities	3,333,971
Foreign currency translations	(188)

Net change in unrealized appreciation (depreciation)	3,333,783

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,685,822

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,899,547

See Notes to Financial Statements.

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1290 VT SMARTBETA EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$213,725	$281,443
Net realized gain (loss)	352,039	699,222
Net change in unrealized appreciation (depreciation)	3,333,783	(2,289,977)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,899,547	(1,309,312)

Distributions to shareholders:
Class IB	—	(656,150)
Class K	—	(429,800)

Total distributions to shareholders	—	(1,085,950)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 242,027 and 316,426 shares, respectively ]	3,151,135	4,071,755
Capital shares issued in reinvestment of dividends and distributions [ 0 and 53,358 shares, respectively ]	—	656,150
Capital shares repurchased [ (118,607) and (53,165) shares, respectively ]	(1,555,257)	(687,834)

Total Class IB transactions	1,595,878	4,040,071

Class K
Capital shares sold [ 13,489 and 22,534 shares, respectively ]	175,964	293,168
Capital shares issued in reinvestment of dividends and distributions [ 0 and 34,925 shares, respectively ]	—	429,800
Capital shares repurchased [ (9,187) and (13,524) shares, respectively ]	(118,777)	(176,832)

Total Class K transactions	57,187	546,136

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,653,065	4,586,207

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,552,612	2,190,945
NET ASSETS:
Beginning of period	20,949,112	18,758,167

End of period	$26,501,724	$20,949,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.65	$13.04	$11.16	$10.67	$10.70	$10.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.17	0.15	0.15	0.14	0.16
Net realized and unrealized gain (loss)	1.99	(0.92)	2.26	0.48	(0.02)	0.58

Total from investment operations	2.10	(0.75)	2.41	0.63	0.12	0.74

Less distributions:
Dividends from net investment income	—	(0.16)	(0.16)	(0.14)	(0.13)	(0.18)
Distributions from net realized gains	—	(0.48)	(0.37)	— #	(0.02)	(0.08)

Total dividends and distributions	—	(0.64)	(0.53)	(0.14)	(0.15)	(0.26)

Net asset value, end of period	$13.75	$11.65	$13.04	$11.16	$10.67	$10.70

Total return (b)	18.03%	(6.03)%	21.65%	5.93%	1.10%	7.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,097	$13,044	$10,478	$7,439	$6,347	$5,842
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.15%	1.16%	1.23%	1.25%	1.25%
Before waivers and reimbursements (a)(f)	1.50%	1.61%	1.72%	1.79%	1.92%	2.24%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.70%	1.28%	1.23%	1.35%	1.24%	1.52%
Before waivers and reimbursements (a)(f)	1.35%	0.82%	0.68%	0.79%	0.58%	0.52%
Portfolio turnover rate (z)^	18%	47%	42%	27%	28%	27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.65	$13.04	$11.15	$10.67	$10.70	$10.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.20	0.19	0.18	0.16	0.19
Net realized and unrealized gain (loss)	2.00	(0.92)	2.26	0.47	(0.01)	0.58

Total from investment operations	2.12	(0.72)	2.45	0.65	0.15	0.77

Less distributions:
Dividends from net investment income	—	(0.19)	(0.19)	(0.17)	(0.16)	(0.21)
Distributions from net realized gains	—	(0.48)	(0.37)	— #	(0.02)	(0.08)

Total dividends and distributions	—	(0.67)	(0.56)	(0.17)	(0.18)	(0.29)

Net asset value, end of period	$13.77	$11.65	$13.04	$11.15	$10.67	$10.70

Total return (b)	18.20%	(5.80)%	22.04%	6.20%	1.36%	7.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,404	$7,905	$8,280	$7,013	$6,709	$6,744
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.90%	0.92%	0.98%	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.26%	1.35%	1.46%	1.53%	1.65%	1.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.94%	1.54%	1.50%	1.61%	1.50%	1.76%
Before waivers and reimbursements (a)(f)	1.59%	1.09%	0.96%	1.06%	0.84%	0.76%
Portfolio turnover rate (z)^	18%	47%	42%	27%	28%	27%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	27.2%
Communication Services	14.1
Health Care	10.8
Industrials	9.6
Consumer Discretionary	9.3
Financials	9.3
Consumer Staples	7.2
Real Estate	3.8
Energy	3.4
Materials	3.2
Utilities	1.9
Repurchase Agreements	0.5
Cash and Other	(0.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,180.36	$5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	4.68
Class IB
Actual	1,000.00	1,180.33	5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	4.68

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.93% and 0.93%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.1%)
Diversified Telecommunication Services (1.9%)
CenturyLink, Inc.	12,168	$143,096
Cincinnati Bell, Inc.*	550	2,722
Verizon Communications, Inc.	52,045	2,973,331

		3,119,149

Entertainment (3.1%)
Netflix, Inc.*	5,499	2,019,893
Walt Disney Co. (The)	22,671	3,165,778

		5,185,671

Interactive Media & Services (8.6%)
Alphabet, Inc., Class A*	3,771	4,083,239
Alphabet, Inc., Class C*	3,960	4,280,403
Facebook, Inc., Class A*	30,047	5,799,071

		14,162,713

Media (0.5%)
Discovery, Inc., Class A (x)*	1,977	60,694
Discovery, Inc., Class C*	4,395	125,038
John Wiley & Sons, Inc., Class A	592	27,149
Liberty Global plc, Class A*	2,289	61,780
Liberty Global plc, Class C*	6,300	167,139
New York Times Co. (The), Class A (x)	1,861	60,706
Omnicom Group, Inc. (x)	2,824	231,427
Scholastic Corp.	385	12,797

		746,730

Wireless Telecommunication Services (0.0%)
Sprint Corp.*	10,308	67,724

Total Communication Services		23,281,987

Consumer Discretionary (9.3%)
Auto Components (0.3%)
Aptiv plc	3,263	263,748
Autoliv, Inc. (x)	1,026	72,343
BorgWarner, Inc.	2,629	110,366

		446,457

Automobiles (0.3%)
Harley-Davidson, Inc.	2,010	72,019
Tesla, Inc. (x)*	1,631	364,463

		436,482

Distributors (0.1%)
LKQ Corp.*	3,997	106,360
Pool Corp.	496	94,736

		201,096

Hotels, Restaurants & Leisure (3.0%)
Aramark	3,127	112,760
Choice Hotels International, Inc.	457	39,763
Darden Restaurants, Inc.	1,560	189,899
Domino’s Pizza, Inc.	495	137,749
Hilton Worldwide Holdings, Inc.	3,504	342,481
Jack in the Box, Inc.	293	23,847
Marriott International, Inc., Class A	3,641	510,796
McDonald’s Corp.	9,640	2,001,842
Royal Caribbean Cruises Ltd.	2,236	271,025
Starbucks Corp.	15,679	1,314,371
Vail Resorts, Inc.	505	112,706

		5,057,239

Household Durables (0.3%)
Ethan Allen Interiors, Inc.	282	5,939
Garmin Ltd.	1,656	132,149
La-Z-Boy, Inc.	604	18,518
Meritage Homes Corp.*	467	23,976
Mohawk Industries, Inc.*	774	114,142
Newell Brands, Inc.	5,598	86,321
Tupperware Brands Corp.	647	12,312
Whirlpool Corp.	808	115,027

		508,384

Internet & Direct Marketing Retail (0.7%)
Booking Holdings, Inc.*	567	1,062,961
Shutterfly, Inc.*	395	19,967

		1,082,928

Leisure Products (0.1%)
Callaway Golf Co.	1,197	20,541
Hasbro, Inc.	1,511	159,682
Mattel, Inc. (x)*	4,375	49,044

		229,267

Multiline Retail (0.1%)
Kohl’s Corp.	2,077	98,761
Nordstrom, Inc.	1,494	47,599

		146,360

Specialty Retail (3.1%)
AutoNation, Inc.*	668	28,016
Best Buy Co., Inc.	3,049	212,607
Buckle, Inc. (The) (x)	330	5,712
Caleres, Inc.	572	11,394
CarMax, Inc.*	2,144	186,163
Foot Locker, Inc.	1,456	61,036
GameStop Corp., Class A (x)	1,372	7,505
Gap, Inc. (The)	2,890	51,933
Home Depot, Inc. (The)	14,234	2,960,245
Lowe’s Cos., Inc.	10,089	1,018,081
Office Depot, Inc.	6,475	13,338
Signet Jewelers Ltd.	653	11,676
Tiffany & Co.	1,372	128,474
Tractor Supply Co.	1,530	166,464
Ulta Beauty, Inc.*	710	246,292

		5,108,936

Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd.*	1,902	65,961
Columbia Sportswear Co.	386	38,662
Deckers Outdoor Corp.*	362	63,701
Hanesbrands, Inc.	4,572	78,730
NIKE, Inc., Class B	15,855	1,331,027
PVH Corp.	965	91,328
Under Armour, Inc., Class A*	2,388	60,536
Under Armour, Inc., Class C*	2,440	54,168
VF Corp.	4,250	371,238
Wolverine World Wide, Inc.	1,173	32,304

		2,187,655

Total Consumer Discretionary		15,404,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (7.2%)
Beverages (1.6%)
Coca-Cola Co. (The)	51,157	$2,604,915

Food & Staples Retailing (0.4%)
Kroger Co. (The)	10,049	218,164
Sysco Corp.	6,144	434,504
United Natural Foods, Inc.*	686	6,153

		658,821

Food Products (1.9%)
Archer-Daniels-Midland Co.	7,065	288,252
Bunge Ltd.	1,787	99,554
Campbell Soup Co. (x)	2,110	84,548
Darling Ingredients, Inc.*	2,081	41,391
General Mills, Inc.	7,543	396,158
Hain Celestial Group, Inc. (The)*	1,188	26,017
Hormel Foods Corp.	3,680	149,187
Ingredion, Inc.	842	69,457
JM Smucker Co. (The)	1,429	164,607
Kellogg Co.	3,274	175,388
Kraft Heinz Co. (The)	8,459	262,567
Lamb Weston Holdings, Inc.	1,833	116,139
McCormick & Co., Inc. (Non-Voting)	1,544	239,335
Mondelez International, Inc., Class A	18,190	980,441

		3,093,041

Household Products (3.0%)
Clorox Co. (The)	1,609	246,354
Colgate-Palmolive Co.	10,311	738,989
Kimberly-Clark Corp.	4,338	578,169
Procter & Gamble Co. (The)	31,509	3,454,962

		5,018,474

Personal Products (0.3%)
Avon Products, Inc.*	5,777	22,415
Estee Lauder Cos., Inc. (The), Class A	2,749	503,369

		525,784

Total Consumer Staples		11,901,035

Energy (3.4%)
Energy Equipment & Services (0.7%)
Baker Hughes a GE Co.	6,443	158,691
Core Laboratories NV(x)	556	29,068
National Oilwell Varco, Inc.	4,792	106,526
Schlumberger Ltd.	17,493	695,172
TechnipFMC plc	5,381	139,583

		1,129,040

Oil, Gas & Consumable Fuels (2.7%)
Apache Corp.	4,763	137,984
Cheniere Energy, Inc.*	2,926	200,285
ConocoPhillips	14,288	871,568
Denbury Resources, Inc. (x)*	5,843	7,245
Devon Energy Corp.	5,519	157,402
EQT Corp.	3,187	50,386
Hess Corp.	3,441	218,744
Marathon Oil Corp.	10,309	146,491
Marathon Petroleum Corp.	8,485	474,142
Noble Energy, Inc.	6,020	134,848
Occidental Petroleum Corp.	9,441	474,693
ONEOK, Inc.	5,184	356,711
Phillips 66	5,740	536,920
Pioneer Natural Resources Co.	2,127	327,260
QEP Resources, Inc.*	3,066	22,167
Southwestern Energy Co.*	7,167	22,648
Valero Energy Corp.	5,260	450,309

		4,589,803

Total Energy		5,718,843

Financials (9.3%)
Banks (1.9%)
Bank of Hawaii Corp.	524	43,445
BB&T Corp.	9,619	472,581
Cathay General Bancorp	952	34,186
CIT Group, Inc.	1,267	66,568
Citizens Financial Group, Inc.	5,793	204,840
Comerica, Inc.	2,003	145,498
First Republic Bank	2,070	202,136
Heartland Financial USA, Inc.	381	17,042
International Bancshares Corp.	722	27,227
KeyCorp	12,730	225,958
M&T Bank Corp.	1,661	282,486
Old National Bancorp	2,016	33,445
People’s United Financial, Inc.	5,036	84,504
PNC Financial Services Group, Inc. (The)‡	5,757	790,321
Regions Financial Corp.	12,786	191,023
Signature Bank	702	84,830
SVB Financial Group*	669	150,251
Umpqua Holdings Corp.	2,808	46,585
Zions Bancorp NA	2,332	107,225

		3,210,151

Capital Markets (3.7%)
Ameriprise Financial, Inc.	1,714	248,804
Bank of New York Mellon Corp. (The)	10,843	478,718
BlackRock, Inc.‡	1,494	701,134
Charles Schwab Corp. (The)	15,106	607,110
CME Group, Inc.	4,507	874,854
FactSet Research Systems, Inc.	477	136,689
Franklin Resources, Inc.	3,856	134,189
Intercontinental Exchange, Inc.	7,158	615,159
Invesco Ltd.	5,007	102,443
Legg Mason, Inc.	1,074	41,113
Moody’s Corp.	2,164	422,651
Northern Trust Corp.	2,613	235,170
S&P Global, Inc.	3,131	713,210
State Street Corp.	4,783	268,135
T. Rowe Price Group, Inc.	2,986	327,594
TD Ameritrade Holding Corp.	3,536	176,517

		6,083,490

Consumer Finance (0.8%)
Ally Financial, Inc.	5,072	157,181
American Express Co.	9,029	1,114,540

		1,271,721

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.1%)
Voya Financial, Inc.	1,840	$101,752

Insurance (2.8%)
Allstate Corp. (The)	4,181	425,166
Arthur J Gallagher & Co.	2,314	202,683
Chubb Ltd.	5,774	850,453
Hartford Financial Services Group, Inc. (The)	4,521	251,910
Loews Corp.	3,464	189,377
Marsh & McLennan Cos., Inc.	6,368	635,208
Principal Financial Group, Inc.	3,501	202,778
Progressive Corp. (The)	7,368	588,924
Prudential Financial, Inc.	5,152	520,352
Travelers Cos., Inc. (The)	3,327	497,453
Willis Towers Watson plc	1,626	311,444

		4,675,748

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	5,913	59,012

Total Financials		15,401,874

Health Care (10.8%)
Biotechnology (3.7%)
AbbVie, Inc.	18,579	1,351,065
Amgen, Inc.	7,838	1,444,387
Biogen, Inc.*	2,476	579,062
BioMarin Pharmaceutical, Inc.*	2,244	192,199
Celgene Corp.*	8,844	817,539
Gilead Sciences, Inc.	16,066	1,085,419
Vertex Pharmaceuticals, Inc.*	3,219	590,300

		6,059,971

Health Care Equipment & Supplies (1.8%)
ABIOMED, Inc.*	569	148,219
Align Technology, Inc.*	956	261,657
Becton Dickinson and Co.	3,388	853,810
Cooper Cos., Inc. (The)	618	208,198
Dentsply Sirona, Inc.	2,793	162,999
Edwards Lifesciences Corp.*	2,624	484,758
Hologic, Inc.*	3,367	161,683
IDEXX Laboratories, Inc.*	1,087	299,284
ResMed, Inc.	1,793	218,800
Varian Medical Systems, Inc.*	1,143	155,596

		2,955,004

Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.	1,994	170,009
Cardinal Health, Inc.	3,745	176,390
Centene Corp.*	5,176	271,429
Cigna Corp.	4,782	753,404
HCA Healthcare, Inc.	3,457	467,283
Henry Schein, Inc.*	1,910	133,509
Humana, Inc.	1,708	453,132
Laboratory Corp. of America Holdings*	1,249	215,952
MEDNAX, Inc.*	1,124	28,359
Patterson Cos., Inc.	1,097	25,121
Quest Diagnostics, Inc.	1,690	172,059
Select Medical Holdings Corp.*	1,343	21,313

		2,887,960

Health Care Technology (0.2%)
Cerner Corp.	4,090	299,797

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	4,017	299,950
Bio-Techne Corp.	470	97,990
IQVIA Holdings, Inc.*	2,119	340,947
Mettler-Toledo International, Inc.*	312	262,080
Waters Corp.*	905	194,792

		1,195,759

Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	20,562	932,487
Jazz Pharmaceuticals plc*	722	102,928
Merck & Co., Inc.	32,512	2,726,131
Zoetis, Inc.	6,038	685,253

		4,446,799

Total Health Care		17,845,290

Industrials (9.6%)
Aerospace & Defense (0.1%)
Spirit AeroSystems Holdings, Inc., Class A	1,326	107,897
Wesco Aircraft Holdings, Inc.*	616	6,837

		114,734

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	1,721	145,166
Echo Global Logistics, Inc.*	316	6,595
Expeditors International of Washington, Inc.	2,166	164,313
United Parcel Service, Inc., Class B	8,775	906,194

		1,222,268

Airlines (0.1%)
Delta Air Lines, Inc.	2,143	121,615
Southwest Airlines Co.	1,722	87,443

		209,058

Building Products (0.7%)
Allegion plc	1,190	131,555
AO Smith Corp.	1,782	84,039
Builders FirstSource, Inc.*	1,407	23,722
Fortune Brands Home & Security, Inc.	1,785	101,977
Johnson Controls International plc	10,029	414,298
Lennox International, Inc.	454	124,850
Masco Corp.	3,721	146,012
Owens Corning	1,382	80,432

		1,106,885

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,279	10,066
Copart, Inc.*	2,596	194,025
Deluxe Corp.	572	23,258
HNI Corp.	559	19,777
Interface, Inc.	734	11,252
Knoll, Inc.	630	14,477
RR Donnelley & Sons Co.	1,015	2,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Steelcase, Inc., Class A	1,049	$17,938
Team, Inc.*	362	5,546
Tetra Tech, Inc.	698	54,828

		353,167

Construction & Engineering (0.1%)
EMCOR Group, Inc.	705	62,111
Granite Construction, Inc.	585	28,185
Quanta Services, Inc.	1,758	67,138

		157,434

Electrical Equipment (0.5%)
Acuity Brands, Inc.	508	70,058
Eaton Corp. plc	5,335	444,299
Rockwell Automation, Inc.	1,506	246,728
Sensata Technologies Holding plc*	2,046	100,254

		861,339

Industrial Conglomerates (1.1%)
3M Co.	7,252	1,257,062
Roper Technologies, Inc.	1,298	475,405

		1,732,467

Machinery (3.2%)
AGCO Corp.	837	64,926
Caterpillar, Inc.	7,249	987,966
Cummins, Inc.	1,889	323,661
Deere & Co.	3,827	634,172
Dover Corp.	1,839	184,268
Flowserve Corp.	1,658	87,360
Fortive Corp.	3,788	308,798
Graco, Inc.	2,076	104,174
Illinois Tool Works, Inc.	4,108	619,528
Ingersoll-Rand plc	3,050	386,344
Lincoln Electric Holdings, Inc.	770	63,386
Meritor, Inc.*	995	24,129
Middleby Corp. (The)*	707	95,940
PACCAR, Inc.	4,367	312,939
Parker-Hannifin Corp.	1,633	277,626
Snap-on, Inc.	700	115,948
Stanley Black & Decker, Inc.	1,904	275,337
Tennant Co.	227	13,892
Timken Co. (The)	873	44,820
WABCO Holdings, Inc.*	647	85,792
Wabtec Corp. (x)	1,978	141,941
Xylem, Inc.	2,265	189,445

		5,342,392

Professional Services (0.5%)
ASGN, Inc.*	657	39,814
Exponent, Inc.	642	37,583
Heidrick & Struggles International, Inc.	257	7,702
ICF International, Inc.	240	17,472
IHS Markit Ltd.*	4,779	304,518
Kelly Services, Inc., Class A	381	9,978
ManpowerGroup, Inc.	761	73,513
Navigant Consulting, Inc.	556	12,894
Resources Connection, Inc.	406	6,500
Robert Half International, Inc.	1,500	85,515
TransUnion	2,321	170,617
TrueBlue, Inc.*	492	10,853

		776,959

Road & Rail (2.0%)
AMERCO	111	42,019
ArcBest Corp.	305	8,573
Avis Budget Group, Inc.*	839	29,499
CSX Corp.	9,760	755,131
Genesee & Wyoming, Inc., Class A*	709	70,900
Hertz Global Holdings, Inc.*	608	9,704
Kansas City Southern	1,280	155,930
Norfolk Southern Corp.	3,369	671,543
Ryder System, Inc.	667	38,886
Union Pacific Corp.	9,105	1,539,747

		3,321,932

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,280	52,915
Applied Industrial Technologies, Inc.	474	29,165
Fastenal Co.	7,234	235,756
H&E Equipment Services, Inc.	391	11,374
HD Supply Holdings, Inc.*	2,179	87,770
United Rentals, Inc.*	1,001	132,763
WW Grainger, Inc.	601	161,207

		710,950

Total Industrials		15,909,585

Information Technology (27.2%)
Communications Equipment (2.1%)
Cisco Systems, Inc.	55,446	3,034,560
CommScope Holding Co., Inc.*	2,432	38,255
F5 Networks, Inc.*	758	110,388
Motorola Solutions, Inc.	2,061	343,630
Plantronics, Inc.	435	16,112

		3,542,945

Electronic Equipment, Instruments & Components (0.8%)
Cognex Corp.	2,148	103,061
Corning, Inc.	9,940	330,306
Flex Ltd.*	6,683	63,956
Itron, Inc.*	436	27,281
Keysight Technologies, Inc.*	2,359	211,862
TE Connectivity Ltd.	4,268	408,789
Trimble, Inc.*	3,147	141,961

		1,287,216

IT Services (7.1%)
Accenture plc, Class A	8,027	1,483,149
Automatic Data Processing, Inc.	5,487	907,166
Cognizant Technology Solutions Corp., Class A	7,244	459,197
FleetCor Technologies, Inc.*	1,081	303,599
International Business Machines Corp.	11,208	1,545,583
Mastercard, Inc., Class A	11,497	3,041,302
Visa, Inc., Class A	22,044	3,825,736
Western Union Co. (The)	5,526	109,912

		11,675,644

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (4.5%)
Advanced Micro Devices, Inc.*	12,025	$365,199
Analog Devices, Inc.	4,648	524,620
Applied Materials, Inc.	11,988	538,381
Intel Corp.	56,642	2,711,453
Lam Research Corp.	1,928	362,155
Microchip Technology, Inc. (x)	2,980	258,366
NVIDIA Corp.	7,251	1,190,832
Skyworks Solutions, Inc.	2,185	168,835
Texas Instruments, Inc.	11,821	1,356,578

		7,476,419

Software (12.2%)
Adobe, Inc.*	6,143	1,810,035
ANSYS, Inc.*	1,051	215,266
Autodesk, Inc.*	2,764	450,256
Cadence Design Systems, Inc.*	3,530	249,959
Citrix Systems, Inc.	1,659	162,814
Fortinet, Inc.*	1,818	139,677
Intuit, Inc.	3,267	853,765
Microsoft Corp.	91,803	12,297,930
Oracle Corp.	31,643	1,802,702
salesforce.com, Inc.*	9,636	1,462,070
Symantec Corp.	8,044	175,037
Teradata Corp.*	1,499	53,739
VMware, Inc., Class A	1,037	173,397
Workday, Inc., Class A*	1,906	391,836

		20,238,483

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C*	1,953	99,212
Hewlett Packard Enterprise Co.	17,383	259,876
HP, Inc.	19,366	402,619
Xerox Corp.	2,614	92,562

		854,269

Total Information Technology		45,074,976

Materials (3.2%)
Chemicals (2.4%)
Air Products & Chemicals, Inc.	2,758	624,328
Albemarle Corp.	1,347	94,842
Axalta Coating Systems Ltd.*	2,656	79,069
Ecolab, Inc.	3,267	645,037
HB Fuller Co.	654	30,346
International Flavors & Fragrances, Inc. (x)	1,276	185,135
Linde plc	6,941	1,393,753
Minerals Technologies, Inc.	449	24,026
Mosaic Co. (The)	4,572	114,437
PPG Industries, Inc.	2,971	346,745
Sherwin-Williams Co. (The)	1,051	481,663

		4,019,381

Containers & Packaging (0.4%)
Avery Dennison Corp.	1,051	121,580
Ball Corp.	4,009	280,590
Sealed Air Corp.	1,953	83,549
Sonoco Products Co.	1,267	82,786

		568,505

Metals & Mining (0.4%)
Compass Minerals International, Inc.	427	23,463
Newmont Goldcorp Corp.	10,306	396,472
Nucor Corp.	3,857	212,521
Schnitzer Steel Industries, Inc., Class A	317	8,296

		640,752

Paper & Forest Products (0.0%)
Domtar Corp.	788	35,090

Total Materials		5,263,728

Real Estate (3.8%)
Equity Real Estate Investment Trusts (REITs) (3.6%)
American Tower Corp. (REIT)	5,556	1,135,924
AvalonBay Communities, Inc. (REIT)	1,742	353,940
Boston Properties, Inc. (REIT)	1,946	251,034
Corporate Office Properties Trust (REIT)	1,347	35,520
Digital Realty Trust, Inc. (REIT)	2,616	308,139
Duke Realty Corp. (REIT)	4,489	141,897
Equinix, Inc. (REIT)	1,017	512,863
Equity Residential (REIT)	4,643	352,497
Federal Realty Investment Trust (REIT)	934	120,262
HCP, Inc. (REIT)	6,028	192,775
Host Hotels & Resorts, Inc. (REIT)	9,329	169,974
Iron Mountain, Inc. (REIT)	3,619	113,275
Liberty Property Trust (REIT)	1,873	93,725
Macerich Co. (The) (REIT)	1,416	47,422
PotlatchDeltic Corp. (REIT)	798	31,106
Prologis, Inc. (REIT)	7,940	635,994
SBA Communications Corp. (REIT)*	1,416	318,373
Simon Property Group, Inc. (REIT)	3,892	621,786
UDR, Inc. (REIT)	3,471	155,813
Vornado Realty Trust (REIT)	2,144	137,430
Weyerhaeuser Co. (REIT)	9,437	248,571

		5,978,320

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	4,076	209,099
Jones Lang LaSalle, Inc.	578	81,319
Realogy Holdings Corp. (x)	1,538	11,135

		301,553

Total Real Estate		6,279,873

Utilities (1.9%)
Electric Utilities (0.4%)
Alliant Energy Corp.	2,963	145,424
Eversource Energy	3,993	302,509
PPL Corp.	9,075	281,416

		729,349

Gas Utilities (0.1%)
New Jersey Resources Corp.	1,106	55,046
Northwest Natural Holding Co.	366	25,437

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
UGI Corp.	2,172	$116,006

		196,489

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	8,305	139,192
Ormat Technologies, Inc.	477	30,237

		169,429

Multi-Utilities (1.1%)
Avista Corp.	836	37,286
CenterPoint Energy, Inc.	6,307	180,569
CMS Energy Corp.	3,558	206,044
Consolidated Edison, Inc.	4,044	354,578
MDU Resources Group, Inc.	2,474	63,829
NiSource, Inc.	4,660	134,208
Sempra Energy	3,452	474,443
WEC Energy Group, Inc.	3,973	331,229

		1,782,186

Water Utilities (0.2%)
American Water Works Co., Inc.	2,276	264,016

Total Utilities		3,141,469

Total Common Stocks (99.8%) (Cost $108,082,681)		165,223,464

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)
Road & Rail (0.0%)
Hertz Global Holdings, Inc.(x)* (Cost $2,040)	608	1,185

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $500,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $510,000. (xx)	$500,000	500,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $23,422, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $23,886. (xx)	$23,417	23,417
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $328,517, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $335,088. (xx)	328,449	328,449

Total Repurchase Agreements		851,866

Total Short-Term Investments (0.5%) (Cost $851,866)		851,866

Total Investments in Securities (100.3%) (Cost $108,936,587)		166,076,515
Other Assets Less Liabilities (-0.3%)		(448,808)

Net Assets (100%)		$165,627,707

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $1,370,214. This was collateralized by $544,476 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $851,866 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,494	620,656	14,172	(53,384)	4,117	115,573	701,134	9,883	—
PNC Financial Services Group, Inc. (The)	5,757	716,307	12,924	(60,357)	5,771	115,676	790,321	11,424	—

Total		1,336,963	27,096	(113,741)	9,888	231,249	1,491,455	21,307	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,281,987	$—	$—	$23,281,987
Consumer Discretionary	15,404,804	—	—	15,404,804
Consumer Staples	11,901,035	—	—	11,901,035
Energy	5,718,843	—	—	5,718,843
Financials	15,401,874	—	—	15,401,874
Health Care	17,845,290	—	—	17,845,290
Industrials	15,909,585	—	—	15,909,585
Information Technology	45,074,976	—	—	45,074,976
Materials	5,263,728	—	—	5,263,728
Real Estate	6,279,873	—	—	6,279,873
Utilities	3,141,469	—	—	3,141,469
Rights
Industrials	1,185	—	—	1,185
Short-Term Investments
Repurchase Agreements	—	851,866	—	851,866

Total Assets	$165,224,649	$851,866	$—	$166,076,515

Total Liabilities	$—	$—	$—	$—

Total	$165,224,649	$851,866	$—	$166,076,515

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 45%)*	$14,255,307
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$13,757,222

* During the six months ended June 30, 2019, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,306,085
Aggregate gross unrealized depreciation	(5,106,688)

Net unrealized appreciation	$57,199,397

Federal income tax cost of investments in securities and derivative instruments, if applicable	$108,877,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $750,788)	$1,491,455
Unaffiliated Issuers (Cost $107,333,933)	163,733,194
Repurchase Agreements (Cost $851,866)	851,866
Cash	443,095
Dividends, interest and other receivables	152,139
Receivable for Portfolio shares sold	61,503
Securities lending income receivable	297
Other assets	1,784

Total assets	166,735,333

LIABILITIES
Payable for return of collateral on securities loaned	851,866
Payable for Portfolio shares redeemed	88,388
Investment management fees payable	66,771
Distribution fees payable – Class IB	32,641
Administrative fees payable	12,722
Distribution fees payable – Class IA	744
Trustees’ fees payable	27
Accrued expenses	54,467

Total liabilities	1,107,626

NET ASSETS	$165,627,707

Net assets were comprised of:
Paid in capital	$105,484,477
Total distributable earnings (loss)	60,143,230

Net assets	$165,627,707

Class IA
Net asset value, offering and redemption price per share, $3,696,536 / 279,574 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.22

Class IB
Net asset value, offering and redemption price per share, $161,931,171 / 12,491,282 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.96

(x)	Includes value of securities on loan of $1,370,214.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($21,307 of dividend income received from affiliates) (net of $94 foreign withholding tax)	$1,479,180
Interest	4,526
Securities lending (net)	1,542

Total income	1,485,248

EXPENSES
Investment management fees	394,190
Distribution fees – Class IB	192,702
Administrative fees	75,475
Custodian fees	28,265
Professional fees	24,690
Printing and mailing expenses	13,980
Distribution fees – Class IA	4,393
Trustees’ fees	2,348
Tax expense	268
Miscellaneous	1,291

Total expenses	737,602

NET INVESTMENT INCOME (LOSS)	747,646

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($9,888 of realized gain (loss) from affiliates)	1,775,062
Net change in unrealized appreciation (depreciation) on investments in securities ($231,249 of change in unrealized appreciation (depreciation) from affiliates)	23,023,232

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,798,294

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,545,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$747,646	$1,490,697
Net realized gain (loss)	1,775,062	2,566,249
Net change in unrealized appreciation (depreciation)	23,023,232	(10,421,210)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,545,940	(6,364,264)

Distributions to shareholders:
Class IA	—	(123,238)
Class IB	—	(5,389,759)

Total distributions to shareholders	—	(5,512,997)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 17,389 and 9,782 shares, respectively ]	219,822	120,338
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,085 shares, respectively ]	—	123,238
Capital shares repurchased [ (19,831) and (36,577) shares, respectively ]	(249,674)	(456,536)

Total Class IA transactions	(29,852)	(212,960)

Class IB
Capital shares sold [ 844,017 and 1,400,640 shares, respectively ]	10,227,798	17,229,651
Capital shares issued in reinvestment of dividends and distributions [ 0 and 450,046 shares, respectively ]	—	5,389,759
Capital shares repurchased [ (847,099) and (1,677,098) shares, respectively ]	(10,453,935)	(20,539,664)

Total Class IB transactions	(226,137)	2,079,746

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(255,989)	1,866,786

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,289,951	(10,010,475)
NET ASSETS:
Beginning of period	140,337,756	150,348,231

End of period	$165,627,707	$140,337,756

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.20	$12.14	$11.85	$11.11	$12.56	$11.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.12	0.13	0.13	0.13	0.10
Net realized and unrealized gain (loss)	1.96	(0.61)	2.14	0.97	(0.10)	1.42

Total from investment operations	2.02	(0.49)	2.27	1.10	0.03	1.52

Less distributions:
Dividends from net investment income	—	(0.12)	(0.12)	(0.13)	(0.13)	(0.09)
Distributions from net realized gains	—	(0.33)	(1.86)	(0.23)	(1.35)	(0.10)

Total dividends and distributions	—	(0.45)	(1.98)	(0.36)	(1.48)	(0.19)

Net asset value, end of period	$13.22	$11.20	$12.14	$11.85	$11.11	$12.56

Total return (b)	18.04%	(4.37)%	20.45%	9.96%	0.47%	13.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,697	$3,158	$3,626	$3,402	$3,678	$4,052
Ratio of expenses to average net assets (a)(f)	0.93%	0.93%	0.94%	0.95%	0.93%	0.95%
Ratio of net investment income (loss) to average net assets (a)(f)	0.95%	0.98%	1.08%	1.16%	1.01%	0.83%
Portfolio turnover rate (z)^	9%	10%	13%	15%	52%	13%

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.98	$11.91	$11.66	$10.94	$12.39	$11.08

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.12	0.13	0.13	0.13	0.10
Net realized and unrealized gain (loss)	1.92	(0.60)	2.10	0.95	(0.10)	1.40

Total from investment operations	1.98	(0.48)	2.23	1.08	0.03	1.50

Less distributions:
Dividends from net investment income	—	(0.12)	(0.12)	(0.13)	(0.13)	(0.09)
Distributions from net realized gains	—	(0.33)	(1.86)	(0.23)	(1.35)	(0.10)

Total dividends and distributions	—	(0.45)	(1.98)	(0.36)	(1.48)	(0.19)

Net asset value, end of period	$12.96	$10.98	$11.91	$11.66	$10.94	$12.39

Total return (b)	18.03%	(4.37)%	20.44%	9.94%	0.49%	13.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$161,931	$137,180	$146,723	$127,050	$127,494	$128,884
Ratio of expenses to average net assets (a)(f)	0.93%	0.93%	0.94%	0.95%	0.93%	0.95%
Ratio of net investment income (loss) to average net assets (a)(f)	0.95%	0.98%	1.07%	1.16%	1.01%	0.83%
Portfolio turnover rate (z)^	9%	10%	13%	15%	52%	13%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	19.5%
Health Care	12.9
Financials	11.9
Consumer Discretionary	9.2
Communication Services	9.2
Industrials	8.5
Consumer Staples	6.6
Energy	4.6
Investment Company	3.4
Utilities	3.0
Real Estate	2.8
Materials	2.5
Repurchase Agreements	0.1
Cash and Other	5.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class K
Actual	$1,000.00	$1,176.20	$3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.90	2.92

*  Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.58%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	894,679	$29,980,693
CenturyLink, Inc.	113,637	1,336,371
Verizon Communications, Inc.	507,106	28,970,966

		60,288,030

Entertainment (1.8%)
Activision Blizzard, Inc.	94,709	4,470,265
Electronic Arts, Inc.*	36,612	3,707,331
Netflix, Inc.*	53,669	19,713,697
Take-Two Interactive Software, Inc.*	13,762	1,562,400
Viacom, Inc., Class B	41,935	1,252,599
Walt Disney Co. (The)	214,160	29,905,302

		60,611,594

Interactive Media & Services (4.3%)
Alphabet, Inc., Class A*	36,739	39,780,989
Alphabet, Inc., Class C*	37,652	40,698,424
Facebook, Inc., Class A*	294,107	56,762,651
TripAdvisor, Inc.*	12,808	592,882
Twitter, Inc.*	89,082	3,108,962

		140,943,908

Media (1.3%)
CBS Corp. (Non-Voting), Class B	43,756	2,183,424
Charter Communications, Inc., Class A*	21,116	8,344,621
Comcast Corp., Class A	555,096	23,469,459
Discovery, Inc., Class A (x)*	19,211	589,778
Discovery, Inc., Class C*	44,067	1,253,706
DISH Network Corp., Class A*	28,544	1,096,375
Fox Corp., Class A	42,974	1,574,567
Fox Corp., Class B	18,599	679,422
Interpublic Group of Cos., Inc. (The)	45,764	1,033,809
News Corp., Class A	43,909	592,332
News Corp., Class B	15,002	209,428
Omnicom Group, Inc. (x)	27,315	2,238,464

		43,265,385

Total Communication Services		305,108,917

Consumer Discretionary (9.2%)
Auto Components (0.1%)
Aptiv plc	31,755	2,566,757
BorgWarner, Inc.	24,443	1,026,117

		3,592,874

Automobiles (0.4%)
Ford Motor Co.	484,148	4,952,834
General Motors Co.	161,983	6,241,205
Harley-Davidson, Inc. (x)	18,578	665,650

		11,859,689

Distributors (0.1%)
Genuine Parts Co.	17,858	1,849,732
LKQ Corp.*	37,846	1,007,082

		2,856,814

Diversified Consumer Services (0.0%)
H&R Block, Inc.	23,862	699,156

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	48,946	2,278,436
Chipotle Mexican Grill, Inc.*	2,942	2,156,133
Darden Restaurants, Inc.	15,066	1,833,984
Hilton Worldwide Holdings, Inc.	35,776	3,496,746
Marriott International, Inc., Class A	33,989	4,768,317
McDonald’s Corp.	93,918	19,503,012
MGM Resorts International	61,288	1,750,998
Norwegian Cruise Line Holdings Ltd.*	26,491	1,420,712
Royal Caribbean Cruises Ltd.	21,010	2,546,622
Starbucks Corp.	149,689	12,548,429
Wynn Resorts Ltd.	11,794	1,462,338
Yum! Brands, Inc.	37,426	4,141,936

		57,907,663

Household Durables (0.3%)
DR Horton, Inc.	41,591	1,793,820
Garmin Ltd.	14,411	1,149,998
Leggett & Platt, Inc.	14,900	571,713
Lennar Corp., Class A	34,279	1,661,160
Mohawk Industries, Inc.*	7,611	1,122,394
Newell Brands, Inc.	48,703	751,000
PulteGroup, Inc.	30,651	969,184
Whirlpool Corp.	8,088	1,151,408

		9,170,677

Internet & Direct Marketing Retail (3.4%)
Amazon.com, Inc.*	50,753	96,107,403
Booking Holdings, Inc.*	5,390	10,104,687
eBay, Inc.	101,877	4,024,142
Expedia Group, Inc.	14,509	1,930,132

		112,166,364

Leisure Products (0.0%)
Hasbro, Inc.	14,594	1,542,294

Multiline Retail (0.5%)
Dollar General Corp.	31,675	4,281,193
Dollar Tree, Inc.*	29,070	3,121,827
Kohl’s Corp.	19,771	940,111
Macy’s, Inc.	39,479	847,219
Nordstrom, Inc. (x)	12,954	412,715
Target Corp.	63,106	5,465,611

		15,068,676

Specialty Retail (2.1%)
Advance Auto Parts, Inc.	8,799	1,356,278
AutoZone, Inc.*	3,001	3,299,509
Best Buy Co., Inc.	28,560	1,991,489
CarMax, Inc. (x)*	20,230	1,756,571
Foot Locker, Inc.	13,468	564,579
Gap, Inc. (The)	23,577	423,679
Home Depot, Inc. (The)	136,052	28,294,734
L Brands, Inc.	26,387	688,701
Lowe’s Cos., Inc.	96,619	9,749,823
O’Reilly Automotive, Inc.*	9,591	3,542,148
Ross Stores, Inc.	45,335	4,493,605
Tiffany & Co.	13,182	1,234,363

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
TJX Cos., Inc. (The)	149,588	$7,910,213
Tractor Supply Co.	14,505	1,578,144
Ulta Beauty, Inc.*	6,898	2,392,847

		69,276,683

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	17,378	602,669
Hanesbrands, Inc.	44,578	767,633
NIKE, Inc., Class B	154,647	12,982,616
PVH Corp.	9,087	859,994
Ralph Lauren Corp.	6,292	714,708
Tapestry, Inc.	36,777	1,166,934
Under Armour, Inc., Class A (x)*	21,559	546,521
Under Armour, Inc., Class C*	24,477	543,389
VF Corp.	39,762	3,473,211

		21,657,675

Total Consumer Discretionary		305,798,565

Consumer Staples (6.6%)
Beverages (1.7%)
Brown-Forman Corp., Class B	21,103	1,169,739
Coca-Cola Co. (The)	471,811	24,024,616
Constellation Brands, Inc., Class A	20,757	4,087,884
Molson Coors Brewing Co., Class B	22,879	1,281,224
Monster Beverage Corp.*	47,686	3,043,798
PepsiCo, Inc.	172,294	22,592,912

		56,200,173

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	54,136	14,305,979
Kroger Co. (The)	100,109	2,173,366
Sysco Corp.	57,698	4,080,403
Walgreens Boots Alliance, Inc.	96,141	5,256,029
Walmart, Inc.	172,460	19,055,105

		44,870,882

Food Products (1.0%)
Archer-Daniels-Midland Co.	68,418	2,791,454
Campbell Soup Co. (x)	23,972	960,558
Conagra Brands, Inc.	59,325	1,573,299
General Mills, Inc.	72,929	3,830,231
Hershey Co. (The)	17,282	2,316,306
Hormel Foods Corp.	34,320	1,391,333
JM Smucker Co. (The)	14,268	1,643,531
Kellogg Co.	30,615	1,640,046
Kraft Heinz Co. (The)	76,014	2,359,475
Lamb Weston Holdings, Inc.	17,600	1,115,136
McCormick & Co., Inc. (Non-Voting)	15,008	2,326,390
Mondelez International, Inc., Class A	176,616	9,519,602
Tyson Foods, Inc., Class A	36,097	2,914,472

		34,381,833

Household Products (1.5%)
Church & Dwight Co., Inc.	30,024	2,193,553
Clorox Co. (The)	15,695	2,403,062
Colgate-Palmolive Co.	105,329	7,548,929
Kimberly-Clark Corp.	42,106	5,611,888
Procter & Gamble Co. (The)	307,424	33,709,042

		51,466,474

Personal Products (0.2%)
Coty, Inc., Class A	36,840	493,656
Estee Lauder Cos., Inc. (The), Class A	27,037	4,950,745

		5,444,401

Tobacco (0.8%)
Altria Group, Inc.	229,160	10,850,726
Philip Morris International, Inc.	190,887	14,990,356

		25,841,082

Total Consumer Staples		218,204,845

Energy (4.6%)
Energy Equipment & Services (0.4%)
Baker Hughes a GE Co.	64,589	1,590,827
Halliburton Co.	106,564	2,423,265
Helmerich & Payne, Inc.	13,797	698,404
National Oilwell Varco, Inc.	49,251	1,094,850
Schlumberger Ltd.	169,461	6,734,380
TechnipFMC plc	51,950	1,347,583

		13,889,309

Oil, Gas & Consumable Fuels (4.2%)
Anadarko Petroleum Corp.	61,911	4,368,440
Apache Corp.	45,501	1,318,164
Cabot Oil & Gas Corp.	51,570	1,184,047
Chevron Corp.#	233,539	29,061,593
Cimarex Energy Co.	12,277	728,394
Concho Resources, Inc.	24,483	2,526,156
ConocoPhillips	138,718	8,461,798
Devon Energy Corp.	49,768	1,419,383
Diamondback Energy, Inc.	18,909	2,060,514
EOG Resources, Inc.	70,910	6,605,976
Exxon Mobil Corp.	519,214	39,787,369
Hess Corp. (x)	31,100	1,977,027
HollyFrontier Corp.	18,879	873,720
Kinder Morgan, Inc.	238,018	4,969,816
Marathon Oil Corp.	101,684	1,444,930
Marathon Petroleum Corp.	81,100	4,531,868
Noble Energy, Inc.	59,133	1,324,579
Occidental Petroleum Corp.	91,651	4,608,212
ONEOK, Inc.	50,312	3,461,969
Phillips 66	51,306	4,799,163
Pioneer Natural Resources Co.	20,618	3,172,286
Valero Energy Corp.	50,991	4,365,340
Williams Cos., Inc. (The)	148,034	4,150,873

		137,201,617

Total Energy		151,090,926

Financials (11.9%)
Banks (5.0%)
Bank of America Corp.	1,089,688	31,600,952
BB&T Corp.	94,583	4,646,863
Citigroup, Inc.	285,008	19,959,110
Citizens Financial Group, Inc.	55,997	1,980,054

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Comerica, Inc.	19,218	$1,395,996
Fifth Third Bancorp	90,699	2,530,502
First Republic Bank	20,081	1,960,910
Huntington Bancshares, Inc.	131,251	1,813,889
JPMorgan Chase & Co.	399,037	44,612,337
KeyCorp	123,334	2,189,178
M&T Bank Corp.	16,599	2,822,992
People’s United Financial, Inc.	48,878	820,173
PNC Financial Services Group, Inc. (The)‡	55,500	7,619,040
Regions Financial Corp.	123,295	1,842,027
SunTrust Banks, Inc.	54,206	3,406,847
SVB Financial Group*	6,476	1,454,445
US Bancorp	183,923	9,637,565
Wells Fargo & Co.	497,882	23,559,776
Zions Bancorp NA	22,630	1,040,527

		164,893,183

Capital Markets (2.4%)
Affiliated Managers Group, Inc.	5,926	546,022
Ameriprise Financial, Inc.	16,525	2,398,769
Bank of New York Mellon Corp. (The)	108,824	4,804,580
BlackRock, Inc.‡	14,755	6,924,521
Cboe Global Markets, Inc.	13,396	1,388,227
Charles Schwab Corp. (The)	146,621	5,892,698
CME Group, Inc.	44,099	8,560,057
E*TRADE Financial Corp.	29,314	1,307,404
Franklin Resources, Inc.	35,702	1,242,430
Goldman Sachs Group, Inc. (The)	41,885	8,569,671
Intercontinental Exchange, Inc.	69,453	5,968,791
Invesco Ltd.	47,673	975,390
MarketAxess Holdings, Inc.	4,638	1,490,746
Moody’s Corp.	20,378	3,980,027
Morgan Stanley	157,302	6,891,401
MSCI, Inc.	10,586	2,527,831
Nasdaq, Inc.	13,827	1,329,743
Northern Trust Corp.	26,565	2,390,850
Raymond James Financial, Inc.	15,537	1,313,653
S&P Global, Inc.	30,099	6,856,251
State Street Corp.	45,903	2,573,322
T. Rowe Price Group, Inc.	28,844	3,164,475

		81,096,859

Consumer Finance (0.6%)
American Express Co.	84,068	10,377,354
Capital One Financial Corp.	57,930	5,256,568
Discover Financial Services	39,774	3,086,065
Synchrony Financial	77,872	2,699,822

		21,419,809

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	238,110	50,757,908
Jefferies Financial Group, Inc.	32,164	618,514

		51,376,422

Insurance (2.3%)
Aflac, Inc.	91,769	5,029,859
Allstate Corp. (The)	41,201	4,189,730
American International Group, Inc.	106,251	5,661,053
Aon plc	29,672	5,726,102
Arthur J Gallagher & Co.	22,466	1,967,797
Assurant, Inc.	7,541	802,211
Chubb Ltd.	56,083	8,260,465
Cincinnati Financial Corp.	19,021	1,971,907
Everest Re Group Ltd.	5,143	1,271,247
Hartford Financial Services Group, Inc. (The)	43,926	2,447,557
Lincoln National Corp.	24,732	1,593,977
Loews Corp.	32,397	1,771,144
Marsh & McLennan Cos., Inc.	62,509	6,235,273
MetLife, Inc.	117,009	5,811,837
Principal Financial Group, Inc.	32,227	1,866,588
Progressive Corp. (The)	71,347	5,702,766
Prudential Financial, Inc.	50,006	5,050,606
Torchmark Corp.	12,080	1,080,677
Travelers Cos., Inc. (The)	32,209	4,815,890
Unum Group	25,214	845,930
Willis Towers Watson plc	15,743	3,015,414

		75,118,030

Total Financials		393,904,303

Health Care (12.9%)
Biotechnology (2.0%)
AbbVie, Inc.	181,219	13,178,246
Alexion Pharmaceuticals, Inc.*	27,305	3,576,409
Amgen, Inc.	75,232	13,863,753
Biogen, Inc.*	23,840	5,575,461
Celgene Corp.*	86,548	8,000,497
Gilead Sciences, Inc.	155,939	10,535,239
Incyte Corp.*	21,651	1,839,469
Regeneron Pharmaceuticals, Inc.*	9,617	3,010,121
Vertex Pharmaceuticals, Inc.*	31,593	5,793,524

		65,372,719

Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	216,110	18,174,851
ABIOMED, Inc.*	5,500	1,432,695
Align Technology, Inc.*	8,958	2,451,805
Baxter International, Inc.	58,303	4,775,016
Becton Dickinson and Co.	33,159	8,356,399
Boston Scientific Corp.*	171,013	7,350,139
Cooper Cos., Inc. (The)	6,161	2,075,579
Danaher Corp.	77,242	11,039,427
Dentsply Sirona, Inc.	28,636	1,671,197
Edwards Lifesciences Corp.*	25,709	4,749,481
Hologic, Inc.*	32,687	1,569,630
IDEXX Laboratories, Inc.*	10,541	2,902,253
Intuitive Surgical, Inc.*	14,188	7,442,315
Medtronic plc	164,659	16,036,140
ResMed, Inc.	17,479	2,132,962
Stryker Corp.	38,153	7,843,494
Teleflex, Inc.	5,626	1,863,050
Varian Medical Systems, Inc.*	11,385	1,549,840
Zimmer Biomet Holdings, Inc.	24,956	2,938,319

		106,354,592

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	19,115	$1,629,745
Anthem, Inc.	31,713	8,949,726
Cardinal Health, Inc.	36,428	1,715,759
Centene Corp.*	50,478	2,647,066
Cigna Corp.	46,516	7,328,596
CVS Health Corp.	159,729	8,703,633
DaVita, Inc.*	15,194	854,814
HCA Healthcare, Inc.	32,642	4,412,219
Henry Schein, Inc.*	18,334	1,281,547
Humana, Inc.	16,626	4,410,878
Laboratory Corp. of America Holdings*	12,224	2,113,529
McKesson Corp.	23,423	3,147,817
Quest Diagnostics, Inc.	16,244	1,653,802
UnitedHealth Group, Inc.	116,885	28,521,109
Universal Health Services, Inc., Class B	10,316	1,345,103
WellCare Health Plans, Inc.*	6,211	1,770,570

		80,485,913

Health Care Technology (0.1%)
Cerner Corp.	40,354	2,957,948

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	38,820	2,898,689
Illumina, Inc.*	18,017	6,632,959
IQVIA Holdings, Inc.*	19,307	3,106,496
Mettler-Toledo International, Inc.*	3,044	2,556,960
PerkinElmer, Inc.	13,921	1,341,149
Thermo Fisher Scientific, Inc.	49,023	14,397,075
Waters Corp.*	8,689	1,870,220

		32,803,548

Pharmaceuticals (4.2%)
Allergan plc	37,729	6,316,967
Bristol-Myers Squibb Co.	200,920	9,111,722
Eli Lilly & Co.	106,199	11,765,787
Johnson & Johnson	326,204	45,433,693
Merck & Co., Inc.	316,459	26,535,087
Mylan NV*	62,482	1,189,658
Nektar Therapeutics*	22,338	794,786
Perrigo Co. plc	15,692	747,253
Pfizer, Inc.	681,044	29,502,826
Zoetis, Inc.	58,580	6,648,244

		138,046,023

Total Health Care		426,020,743

Industrials (8.5%)
Aerospace & Defense (2.4%)
Arconic, Inc.	49,225	1,270,989
Boeing Co. (The)	64,315	23,411,303
General Dynamics Corp.	33,560	6,101,879
Harris Corp.	14,446	2,732,172
Huntington Ingalls Industries, Inc.	5,115	1,149,545
L3 Technologies, Inc.	9,722	2,383,543
Lockheed Martin Corp.	30,311	11,019,261
Northrop Grumman Corp.	21,024	6,793,065
Raytheon Co.	34,158	5,939,393
Textron, Inc.	27,883	1,478,914
TransDigm Group, Inc.*	6,006	2,905,703
United Technologies Corp.	99,659	12,975,602

		78,161,369

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	16,661	1,405,355
Expeditors International of Washington, Inc.	20,774	1,575,916
FedEx Corp.	29,421	4,830,634
United Parcel Service, Inc., Class B	85,723	8,852,614

		16,664,519

Airlines (0.4%)
Alaska Air Group, Inc.	15,228	973,221
American Airlines Group, Inc.	47,729	1,556,443
Delta Air Lines, Inc.	73,840	4,190,420
Southwest Airlines Co.	60,310	3,062,542
United Continental Holdings, Inc.*	27,087	2,371,467

		12,154,093

Building Products (0.3%)
Allegion plc	11,453	1,266,129
AO Smith Corp.	16,943	799,032
Fortune Brands Home & Security, Inc.	17,758	1,014,514
Johnson Controls International plc	101,741	4,202,921
Masco Corp.	37,003	1,451,998

		8,734,594

Commercial Services & Supplies (0.4%)
Cintas Corp.	10,377	2,462,358
Copart, Inc.*	24,736	1,848,769
Republic Services, Inc.	26,479	2,294,140
Rollins, Inc.	17,168	615,816
Waste Management, Inc.	48,245	5,566,026

		12,787,109

Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	14,041	1,184,920
Quanta Services, Inc.	17,262	659,236

		1,844,156

Electrical Equipment (0.4%)
AMETEK, Inc.	28,150	2,557,146
Eaton Corp. plc	51,808	4,314,570
Emerson Electric Co.	75,129	5,012,607
Rockwell Automation, Inc.	14,643	2,398,963

		14,283,286

Industrial Conglomerates (1.3%)
3M Co.	70,847	12,280,619
General Electric Co.#	1,070,648	11,241,804
Honeywell International, Inc.	89,562	15,636,630
Roper Technologies, Inc.	12,873	4,714,865

		43,873,918

Machinery (1.4%)
Caterpillar, Inc.	70,348	9,587,729
Cummins, Inc.	17,660	3,025,864

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Deere & Co.	38,930	$6,451,090
Dover Corp.	17,739	1,777,448
Flowserve Corp.	15,270	804,576
Fortive Corp.	35,970	2,932,274
Illinois Tool Works, Inc.	36,928	5,569,112
Ingersoll-Rand plc	29,562	3,744,619
PACCAR, Inc.	42,985	3,080,305
Parker-Hannifin Corp.	15,868	2,697,719
Pentair plc	20,449	760,703
Snap-on, Inc.	6,720	1,113,101
Stanley Black & Decker, Inc.	18,543	2,681,503
Wabtec Corp.# (x)	19,633	1,408,864
Xylem, Inc.	21,890	1,830,880

		47,465,787

Professional Services (0.3%)
Equifax, Inc.	14,761	1,996,278
IHS Markit Ltd.*	44,409	2,829,741
Nielsen Holdings plc	45,338	1,024,639
Robert Half International, Inc.	14,420	822,084
Verisk Analytics, Inc.	20,048	2,936,230

		9,608,972

Road & Rail (0.9%)
CSX Corp.	93,875	7,263,109
JB Hunt Transport Services, Inc.	10,274	939,146
Kansas City Southern	12,322	1,501,066
Norfolk Southern Corp.	32,713	6,520,682
Union Pacific Corp.	87,386	14,777,847

		31,001,850

Trading Companies & Distributors (0.1%)
Fastenal Co.	69,918	2,278,628
United Rentals, Inc.*	9,726	1,289,959
WW Grainger, Inc.	5,567	1,493,236

		5,061,823

Total Industrials		281,641,476

Information Technology (19.5%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	6,418	1,666,241
Cisco Systems, Inc.	529,374	28,972,639
F5 Networks, Inc.*	7,188	1,046,788
Juniper Networks, Inc.	41,123	1,095,106
Motorola Solutions, Inc.	20,393	3,400,125

		36,180,899

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	36,423	3,494,423
Corning, Inc.	97,432	3,237,665
FLIR Systems, Inc.	16,299	881,776
IPG Photonics Corp.*	4,500	694,125
Keysight Technologies, Inc.*	22,900	2,056,649
TE Connectivity Ltd.	41,449	3,969,985

		14,334,623

IT Services (4.8%)
Accenture plc, Class A	78,365	14,479,501
Akamai Technologies, Inc.*	19,882	1,593,343
Alliance Data Systems Corp.	5,311	744,230
Automatic Data Processing, Inc.	53,291	8,810,601
Broadridge Financial Solutions, Inc.	14,238	1,817,908
Cognizant Technology Solutions Corp., Class A	70,285	4,455,366
DXC Technology Co.	32,572	1,796,346
Fidelity National Information Services, Inc.	39,979	4,904,624
Fiserv, Inc.*	47,895	4,366,108
FleetCor Technologies, Inc.*	10,542	2,960,721
Gartner, Inc.*	10,989	1,768,570
Global Payments, Inc.	19,238	3,080,581
International Business Machines Corp.#	108,785	15,001,451
Jack Henry & Associates, Inc.	9,448	1,265,276
Mastercard, Inc., Class A	110,382	29,199,350
Paychex, Inc.	39,050	3,213,425
PayPal Holdings, Inc.*	144,083	16,491,740
Total System Services, Inc.	19,891	2,551,419
VeriSign, Inc.*	12,726	2,661,770
Visa, Inc., Class A	213,669	37,082,255
Western Union Co. (The)	52,013	1,034,539

		159,279,124

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Micro Devices, Inc.*	109,745	3,332,956
Analog Devices, Inc.	45,602	5,147,098
Applied Materials, Inc.	114,537	5,143,857
Broadcom, Inc.	48,704	14,019,933
Intel Corp.	550,011	26,329,027
KLA-Tencor Corp.	19,569	2,313,056
Lam Research Corp.	18,598	3,493,448
Maxim Integrated Products, Inc.	33,715	2,016,831
Microchip Technology, Inc. (x)	28,953	2,510,225
Micron Technology, Inc.*	135,256	5,219,529
NVIDIA Corp.	74,561	12,245,153
Qorvo, Inc.*	14,069	937,136
QUALCOMM, Inc.	148,877	11,325,073
Skyworks Solutions, Inc.	20,777	1,605,439
Texas Instruments, Inc.	115,333	13,235,615
Xilinx, Inc.	30,955	3,650,214

		112,524,590

Software (6.2%)
Adobe, Inc.*	59,921	17,655,723
ANSYS, Inc.*	10,216	2,092,441
Autodesk, Inc.*	27,230	4,435,767
Cadence Design Systems, Inc.*	34,259	2,425,880
Citrix Systems, Inc.	15,446	1,515,870
Fortinet, Inc.*	17,739	1,362,887
Intuit, Inc.	32,001	8,362,821
Microsoft Corp.	940,287	125,960,847
Oracle Corp.	301,995	17,204,655
Red Hat, Inc.*	21,923	4,116,263
salesforce.com, Inc.*	94,864	14,393,715
Symantec Corp.	74,953	1,630,977
Synopsys, Inc.*	18,257	2,349,493

		203,507,339

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.#	538,331	106,546,471
Hewlett Packard Enterprise Co.	166,762	2,493,092
HP, Inc.	184,478	3,835,298

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NetApp, Inc.	30,880	$1,905,296
Seagate Technology plc	30,098	1,418,218
Western Digital Corp.	35,547	1,690,260
Xerox Corp.	24,011	850,229

		118,738,864

Total Information Technology		644,565,439

Materials (2.5%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	27,121	6,139,381
Albemarle Corp.	13,447	946,803
Celanese Corp.	15,401	1,660,228
CF Industries Holdings, Inc.	27,223	1,271,586
Corteva, Inc.*	92,126	2,724,166
Dow, Inc.	91,827	4,527,989
DuPont de Nemours, Inc.	92,126	6,915,899
Eastman Chemical Co.	17,026	1,325,134
Ecolab, Inc.	31,375	6,194,680
FMC Corp.	16,333	1,354,822
International Flavors & Fragrances, Inc. (x)	12,415	1,801,292
Linde plc	66,846	13,422,677
LyondellBasell Industries NV, Class A	37,198	3,203,864
Mosaic Co. (The)	41,859	1,047,731
PPG Industries, Inc.	29,157	3,402,913
Sherwin-Williams Co. (The)	10,010	4,587,483

		60,526,648

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	7,657	1,761,952
Vulcan Materials Co.	16,142	2,216,458

		3,978,410

Containers & Packaging (0.4%)
Amcor plc (x)*	199,418	2,291,313
Avery Dennison Corp.	10,365	1,199,023
Ball Corp.	41,535	2,907,035
International Paper Co.	48,811	2,114,492
Packaging Corp. of America	11,632	1,108,762
Sealed Air Corp.	18,878	807,601
Westrock Co.	32,378	1,180,826

		11,609,052

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	177,219	2,057,513
Newmont Goldcorp Corp.	99,868	3,841,922
Nucor Corp.	37,244	2,052,144

		7,951,579

Total Materials		84,065,689

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	14,048	1,982,032
American Tower Corp. (REIT)	54,272	11,095,910
Apartment Investment & Management Co. (REIT), Class A	17,940	899,153
AvalonBay Communities, Inc. (REIT)	17,307	3,516,436
Boston Properties, Inc. (REIT)	18,852	2,431,908
Crown Castle International Corp. (REIT)	51,291	6,685,782
Digital Realty Trust, Inc. (REIT)	25,388	2,990,452
Duke Realty Corp. (REIT)	43,821	1,385,182
Equinix, Inc. (REIT)	10,355	5,221,923
Equity Residential (REIT)	44,837	3,404,025
Essex Property Trust, Inc. (REIT)	8,054	2,351,204
Extra Space Storage, Inc. (REIT)	15,573	1,652,295
Federal Realty Investment Trust (REIT)	9,249	1,190,901
HCP, Inc. (REIT)	58,206	1,861,428
Host Hotels & Resorts, Inc. (REIT)	90,545	1,649,730
Iron Mountain, Inc. (REIT)	33,884	1,060,569
Kimco Realty Corp. (REIT)	50,093	925,719
Macerich Co. (The) (REIT)	13,365	447,594
Mid-America Apartment Communities, Inc. (REIT)	13,825	1,628,032
Prologis, Inc. (REIT)	77,826	6,233,863
Public Storage (REIT)	18,393	4,380,661
Realty Income Corp. (REIT)	38,182	2,633,413
Regency Centers Corp. (REIT)	20,393	1,361,029
SBA Communications Corp. (REIT)*	13,983	3,143,938
Simon Property Group, Inc. (REIT)	37,778	6,035,413
SL Green Realty Corp. (REIT)	10,083	810,371
UDR, Inc. (REIT)	34,398	1,544,126
Ventas, Inc. (REIT)	44,802	3,062,217
Vornado Realty Trust (REIT)	21,688	1,390,201
Welltower, Inc. (REIT)	49,014	3,996,111
Weyerhaeuser Co. (REIT)	91,272	2,404,104

		89,375,722

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	38,637	1,982,078

Total Real Estate		91,357,800

Utilities (3.0%)
Electric Utilities (1.8%)
Alliant Energy Corp.	29,516	1,448,645
American Electric Power Co., Inc.	60,256	5,303,131
Duke Energy Corp.	89,613	7,907,451
Edison International	39,792	2,682,379
Entergy Corp.	23,079	2,375,521
Evergy, Inc.	30,138	1,812,801
Eversource Energy	39,544	2,995,853
Exelon Corp.	119,837	5,744,986
FirstEnergy Corp.	61,462	2,631,188
NextEra Energy, Inc.	58,833	12,052,528
Pinnacle West Capital Corp.	14,102	1,326,857
PPL Corp.	88,169	2,734,121
Southern Co. (The)	127,656	7,056,824

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	62,818	$3,737,043

		59,809,328

Gas Utilities (0.0%)
Atmos Energy Corp.	14,189	1,497,791

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	80,330	1,346,331
NRG Energy, Inc.	33,132	1,163,596

		2,509,927

Multi-Utilities (1.0%)
Ameren Corp.	29,867	2,243,310
CenterPoint Energy, Inc.	60,996	1,746,315
CMS Energy Corp.	34,564	2,001,601
Consolidated Edison, Inc.	39,961	3,503,780
Dominion Energy, Inc.	98,571	7,621,510
DTE Energy Co.	22,676	2,899,807
NiSource, Inc.	46,120	1,328,256
Public Service Enterprise Group, Inc.	61,749	3,632,076
Sempra Energy	33,508	4,605,340
WEC Energy Group, Inc.	38,545	3,213,497

		32,795,492

Water Utilities (0.1%)
American Water Works Co., Inc.	22,139	2,568,124

Total Utilities		99,180,662

Total Common Stocks (90.7%) (Cost $1,258,193,975)		3,000,939,365

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.4%)
JPMorgan Prime Money Market Fund, IM Shares	112,617,353	112,662,400

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $900,195, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $918,000. (xx)	$900,000	900,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $100,023, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $102,001. (xx)	100,000	100,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $3,065,939, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $3,127,259. (xx)	3,065,301	3,065,301
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $200,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $204,807. (xx)	200,000	200,000

Total Repurchase Agreements		4,265,301

Total Short-Term Investments (3.5%) (Cost $116,901,827)		116,927,701

Total Investments in Securities (94.2%) (Cost $1,375,095,802)		3,117,867,066
Other Assets Less Liabilities (5.8%)		190,904,518

Net Assets (100%)		$3,308,771,584

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,958,261.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $9,972,480. This was collateralized by $6,034,729 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $4,265,301 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	10,339	4,336,733	—	(321,425)	161,394	675,390	4,852,092	70,343	—
PNC Financial Services Group, Inc. (The)	39,249	4,904,842	—	(351,945)	225,025	610,181	5,388,103	78,330	—

Total		9,241,575	—	(673,370)	386,419	1,285,571	10,240,195	148,673	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,093	9/2019	USD	308,110,530	4,972,258

					4,972,258

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$305,108,917	$—	$—	$305,108,917
Consumer Discretionary	305,798,565	—	—	305,798,565
Consumer Staples	218,204,845	—	—	218,204,845
Energy	151,090,926	—	—	151,090,926
Financials	393,904,303	—	—	393,904,303
Health Care	426,020,743	—	—	426,020,743
Industrials	281,641,476	—	—	281,641,476
Information Technology	644,565,439	—	—	644,565,439
Materials	84,065,689	—	—	84,065,689
Real Estate	91,357,800	—	—	91,357,800
Utilities	99,180,662	—	—	99,180,662
Futures	4,972,258	—	—	4,972,258
Short-Term Investments
Investment Company	112,662,400	—	—	112,662,400
Repurchase Agreements	—	4,265,301	—	4,265,301

Total Assets	$3,118,574,023	$4,265,301	$—	$3,122,839,324

Total Liabilities	$—	$—	$—	$—

Total	$3,118,574,023	$4,265,301	$—	$3,122,839,324

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$4,972,258	*

Total		$4,972,258

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$17,975,426	$17,975,426

Total	$17,975,426	$17,975,426

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$12,474,559	$12,474,559

Total	$12,474,559	$12,474,559

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $301,593,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,235,926
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$198,952,082

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,818,455,834
Aggregate gross unrealized depreciation	(62,233,770)

Net unrealized appreciation	$1,756,222,064

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,366,617,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $3,791,565)	$10,240,195
Unaffiliated Issuers (Cost $1,367,038,936)	3,103,361,570
Repurchase Agreements (Cost $4,265,301)	4,265,301
Cash	180,703,409
Cash held as collateral at broker for futures	14,405,400
Dividends, interest and other receivables	2,703,129
Due from broker for futures variation margin	1,397,444
Securities lending income receivable	1,856
Other assets	35,483

Total assets	3,317,113,787

LIABILITIES
Payable for return of collateral on securities loaned	4,265,301
Payable for securities purchased	1,496,235
Investment management fees payable	1,176,813
Payable for Portfolio shares redeemed	877,433
Administrative fees payable	326,138
Accrued expenses	200,283

Total liabilities	8,342,203

NET ASSETS	$3,308,771,584

Net assets were comprised of:
Paid in capital	$1,436,791,535
Total distributable earnings (loss)	1,871,980,049

Net assets	$3,308,771,584

Class K
Net asset value, offering and redemption price per share, $3,308,771,584 / 217,441,738 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.22

(x)	Includes value of securities on loan of $9,972,480.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($148,673 of dividend income received from affiliates)	$31,440,007
Interest	1,840,719
Securities lending (net)	49,611

Total income	33,330,337

EXPENSES
Investment management fees	7,074,408
Administrative fees	1,986,098
Printing and mailing expenses	117,366
Professional fees	65,676
Trustees’ fees	48,570
Custodian fees	46,135
Miscellaneous	40,758

Total expenses	9,379,011

NET INVESTMENT INCOME (LOSS)	23,951,326

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($386,419 of realized gain (loss) from affiliates)	75,279,383
Futures contracts	17,975,426

Net realized gain (loss)	93,254,809

Change in unrealized appreciation (depreciation) on:
Investments in securities ($1,285,571 of change in unrealized appreciation (depreciation) from affiliates)	387,596,650
Futures contracts	12,474,559

Net change in unrealized appreciation (depreciation)	400,071,209

NET REALIZED AND UNREALIZED GAIN (LOSS)	493,326,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$517,277,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,951,326	$46,905,205
Net realized gain (loss)	93,254,809	188,386,126
Net change in unrealized appreciation (depreciation)	400,071,209	(414,040,696)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	517,277,344	(178,749,365)

Distributions to shareholders:
Class K	—	(257,173,955)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 4,725,823 and 870,416 shares, respectively ]	60,735,800	12,893,943
Capital shares issued in reinvestment of dividends and distributions [ 0 and 18,273,446 shares, respectively ]	—	257,173,955
Capital shares repurchased [ (14,578,122) and (35,683,352) shares, respectively ]	(211,381,146)	(545,876,882)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(150,645,346)	(275,808,984)

TOTAL INCREASE (DECREASE) IN NET ASSETS	366,631,998	(711,732,304)
NET ASSETS:
Beginning of period	2,942,139,586	3,653,871,890

End of period	$3,308,771,584	$2,942,139,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡	Year Ended December 31, 2014
Net asset value, beginning of year	$13.29	$13.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.06
Net realized and unrealized gain (loss)	0.23	1.57

Total from investment operations	0.25	1.63

Less distributions:
Dividends from net investment income	—	(0.07)
Distributions from net realized gains	—	(1.37)

Total dividends and distributions	—	(1.44)

Net asset value, end of year	$13.54	$13.29

Total return (b)	1.88%	12.53%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—	$2
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.89%	0.88%
Before waivers and reimbursements (a)(f)	0.89%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.46%	0.47%
Before waivers and reimbursements (a)(f)	0.46%	0.47%
Portfolio turnover rate ^	10%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.94	$14.99	$13.27	$12.47	$13.29	$13.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.21	0.20	0.19	0.16	0.10
Net realized and unrealized gain (loss)	2.17	(1.06)	2.57	1.22	(0.12)	1.57

Total from investment operations	2.28	(0.85)	2.77	1.41	0.04	1.67

Less distributions:
Dividends from net investment income	—	(0.22)	(0.21)	(0.20)	(0.17)	(0.11)
Distributions from net realized gains	—	(0.98)	(0.84)	(0.41)	(0.69)	(1.37)

Total dividends and distributions	—	(1.20)	(1.05)	(0.61)	(0.86)	(1.48)

Net asset value, end of period	$15.22	$12.94	$14.99	$13.27	$12.47	$13.29

Total return (b)	17.62%	(6.20)%	21.08%	11.30%	0.51%	12.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,308,772	$2,942,140	$3,653,872	$3,515,198	$3,879,117	$4,368,684
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58%	0.58%	0.58%	0.59%	0.59%	0.61%
Before waivers and reimbursements (a)(f)	0.58%	0.58%	0.58%	0.59%	0.59%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.49%	1.36%	1.38%	1.45%	1.23%	0.75%
Before waivers and reimbursements (a)(f)	1.49%	1.36%	1.38%	1.45%	1.23%	0.75%
Portfolio turnover rate (z)^	2%	4%	3%	3%	10%	3%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	14.7%
Industrials	14.6
Information Technology	14.2
Consumer Discretionary	11.2
Real Estate	9.2
Health Care	8.8
Materials	5.8
Utilities	4.3
Investment Company	3.9
Energy	2.8
Consumer Staples	2.4
Communication Services	2.3
Repurchase Agreements	0.3
Cash and Other	5.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class K
Actual	$1,000.00	$1,172.73	$3.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*  Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Entertainment (0.9%)
Cinemark Holdings, Inc.	12,145	$438,435
Live Nation Entertainment, Inc.*	15,837	1,049,201
World Wrestling Entertainment, Inc., Class A (x)	4,983	359,822

		1,847,458

Interactive Media & Services (0.2%)
Cars.com, Inc.*	7,054	139,105
Yelp, Inc.*	8,057	275,388

		414,493

Media (1.1%)
AMC Networks, Inc., Class A*	5,138	279,970
Cable One, Inc.	567	663,951
John Wiley & Sons, Inc., Class A	5,110	234,345
Meredith Corp. (x)	4,576	251,954
New York Times Co. (The), Class A (x)	16,138	526,421
TEGNA, Inc.	24,611	372,857

		2,329,498

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	10,629	323,122

Total Communication Services		4,914,571

Consumer Discretionary (11.2%)
Auto Components (1.0%)
Adient plc	9,955	241,608
Dana, Inc.	16,279	324,603
Delphi Technologies plc	10,006	200,120
Gentex Corp.	29,198	718,563
Goodyear Tire & Rubber Co. (The)	26,394	403,828
Visteon Corp. (x)*	3,219	188,569

		2,077,291

Automobiles (0.2%)
Thor Industries, Inc.	5,958	348,245

Distributors (0.4%)
Pool Corp.	4,529	865,039

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	6,443	290,257
Graham Holdings Co., Class B	498	343,635
Service Corp. International	20,695	968,112
Sotheby’s*	3,776	219,499
Weight Watchers International, Inc. (x)*	4,361	83,295

		1,904,798

Hotels, Restaurants & Leisure (3.8%)
Boyd Gaming Corp.	9,091	244,911
Brinker International, Inc. (x)	4,259	167,592
Caesars Entertainment Corp.*	66,555	786,680
Cheesecake Factory, Inc. (The) (x)	4,712	206,009
Churchill Downs, Inc.	4,050	466,033
Cracker Barrel Old Country Store, Inc. (x)	2,752	469,849
Domino’s Pizza, Inc.	4,685	1,303,742
Dunkin’ Brands Group, Inc.	9,413	749,840
Eldorado Resorts, Inc. (x)*	7,372	339,628
International Speedway Corp., Class A	2,704	121,382
Jack in the Box, Inc.	2,938	239,124
Marriott Vacations Worldwide Corp.	4,457	429,655
Papa John’s International, Inc. (x)	2,581	115,422
Penn National Gaming, Inc.*	12,067	232,410
Scientific Games Corp., Class A*	6,272	124,311
Six Flags Entertainment Corp.	8,138	404,296
Texas Roadhouse, Inc.	7,594	407,570
Wendy’s Co. (The)	20,710	405,502
Wyndham Destinations, Inc.	10,650	467,535
Wyndham Hotels & Resorts, Inc.	11,070	617,042

		8,298,533

Household Durables (1.5%)
Helen of Troy Ltd.*	2,873	375,185
KB Home	9,597	246,931
NVR, Inc.*	386	1,300,916
Tempur Sealy International, Inc.*	5,251	385,266
Toll Brothers, Inc.	15,106	553,182
TRI Pointe Group, Inc.*	16,150	193,315
Tupperware Brands Corp.	5,528	105,198

		3,159,993

Leisure Products (0.7%)
Brunswick Corp.	9,912	454,862
Mattel, Inc. (x)*	39,326	440,844
Polaris Industries, Inc.	6,526	595,367

		1,491,073

Multiline Retail (0.3%)
Dillard’s, Inc., Class A (x)	2,054	127,923
Ollie’s Bargain Outlet Holdings, Inc.*	5,922	515,866

		643,789

Specialty Retail (1.7%)
Aaron’s, Inc.	7,705	473,164
American Eagle Outfitters, Inc.	18,743	316,757
AutoNation, Inc.*	6,481	271,813
Bed Bath & Beyond, Inc. (x)	15,196	176,577
Dick’s Sporting Goods, Inc.	7,895	273,404
Five Below, Inc.*	6,377	765,368
Michaels Cos., Inc. (The)*	10,174	88,514
Murphy USA, Inc.*	3,427	287,971
Sally Beauty Holdings, Inc.*	13,777	183,785
Signet Jewelers Ltd.	5,875	105,045
Urban Outfitters, Inc.*	7,996	181,909
Williams-Sonoma, Inc. (x)	9,034	587,210

		3,711,517

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	5,167	503,989
Deckers Outdoor Corp.*	3,329	585,804
Skechers U.S.A., Inc., Class A*	15,231	479,625

		1,569,418

Total Consumer Discretionary		24,069,696

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (2.4%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	992	$374,738

Food & Staples Retailing (0.4%)
Casey’s General Stores, Inc.	4,174	651,102
Sprouts Farmers Market, Inc.*	13,605	256,998

		908,100

Food Products (1.5%)
Flowers Foods, Inc.	20,849	485,156
Hain Celestial Group, Inc. (The)*	10,227	223,972
Ingredion, Inc.	7,597	626,677
Lancaster Colony Corp.	2,232	331,675
Post Holdings, Inc.*	7,625	792,771
Sanderson Farms, Inc.	2,236	305,348
Tootsie Roll Industries, Inc. (x)	2,169	80,101
TreeHouse Foods, Inc.*	6,371	344,671

		3,190,371

Household Products (0.1%)
Energizer Holdings, Inc. (x)	7,242	279,831

Personal Products (0.2%)
Edgewell Personal Care Co.*	6,145	165,608
Nu Skin Enterprises, Inc., Class A	6,316	311,505

		477,113

Total Consumer Staples		5,230,153

Energy (2.8%)
Energy Equipment & Services (0.8%)
Apergy Corp.*	8,809	295,454
Core Laboratories NV (x)	5,034	263,178
Ensco Rowan plc, Class A (x)	22,434	191,363
McDermott International, Inc.*	20,565	198,658
Oceaneering International, Inc.*	11,291	230,223
Patterson-UTI Energy, Inc.	23,886	274,928
Transocean Ltd. (x)*	57,591	369,158

		1,822,962

Oil, Gas & Consumable Fuels (2.0%)
Callon Petroleum Co.*	25,928	170,866
Chesapeake Energy Corp. (x)*	118,776	231,613
CNX Resources Corp.*	22,322	163,174
EQT Corp.	29,057	459,391
Equitrans Midstream Corp.	23,134	455,971
Matador Resources Co.*	11,796	234,504
Murphy Oil Corp.	18,491	455,803
Oasis Petroleum, Inc.*	30,809	174,995
PBF Energy, Inc., Class A	13,612	426,056
QEP Resources, Inc.*	26,939	194,769
Range Resources Corp. (x)	23,579	164,581
SM Energy Co.	11,760	147,235
Southwestern Energy Co.*	61,599	194,653
World Fuel Services Corp.	7,660	275,454
WPX Energy, Inc.*	45,146	519,630

		4,268,695

Total Energy		6,091,657

Financials (14.7%)
Banks (6.4%)
Associated Banc-Corp.	18,674	394,769
BancorpSouth Bank	10,432	302,945
Bank of Hawaii Corp.	4,700	389,677
Bank OZK	13,724	412,955
Cathay General Bancorp	8,660	310,981
Chemical Financial Corp.	8,099	332,950
Commerce Bancshares, Inc.	11,244	670,817
Cullen/Frost Bankers, Inc.	7,176	672,104
East West Bancorp, Inc.	16,530	773,108
First Financial Bankshares, Inc.	15,434	475,213
First Horizon National Corp.	35,983	537,226
FNB Corp.	36,903	434,348
Fulton Financial Corp.	19,302	315,974
Hancock Whitney Corp.	9,719	389,343
Home BancShares, Inc.	17,627	339,496
International Bancshares Corp.	6,199	233,764
PacWest Bancorp	13,564	526,690
Pinnacle Financial Partners, Inc.	8,260	474,785
Prosperity Bancshares, Inc.	7,542	498,149
Signature Bank	6,280	758,875
Sterling Bancorp	23,942	509,486
Synovus Financial Corp.	17,952	628,320
TCF Financial Corp.	18,666	388,066
Texas Capital Bancshares, Inc.*	5,726	351,405
Trustmark Corp.	7,416	246,582
UMB Financial Corp.	5,033	331,272
Umpqua Holdings Corp.	25,069	415,895
United Bankshares, Inc.	11,579	429,465
Valley National Bancorp	37,741	406,848
Webster Financial Corp.	10,513	502,206
Wintrust Financial Corp.	6,451	471,955

		13,925,669

Capital Markets (2.4%)
Eaton Vance Corp.	13,031	562,027
Evercore, Inc., Class A	4,683	414,773
FactSet Research Systems, Inc.	4,355	1,247,969
Federated Investors, Inc., Class B	10,923	354,997
Interactive Brokers Group, Inc., Class A	8,568	464,386
Janus Henderson Group plc	18,667	399,474
Legg Mason, Inc.	9,781	374,417
SEI Investments Co.	14,635	821,023
Stifel Financial Corp.	8,097	478,209

		5,117,275

Consumer Finance (0.5%)
Green Dot Corp., Class A*	5,425	265,282
Navient Corp.	24,390	332,924
SLM Corp.	49,379	479,964

		1,078,170

Insurance (4.8%)
Alleghany Corp.*	1,678	1,142,903
American Financial Group, Inc.	8,091	829,085
Brighthouse Financial, Inc.*	13,189	483,904
Brown & Brown, Inc.	26,581	890,464
CNO Financial Group, Inc.	18,256	304,510
First American Financial Corp.	12,749	684,621

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Genworth Financial, Inc., Class A*	57,105	$211,860
Hanover Insurance Group, Inc. (The)	4,646	596,082
Kemper Corp.	6,998	603,857
Mercury General Corp.	3,107	194,188
Old Republic International Corp.	32,424	725,649
Primerica, Inc.	4,833	579,718
Reinsurance Group of America, Inc.	7,141	1,114,210
RenaissanceRe Holdings Ltd.	4,981	886,668
WR Berkley Corp.	16,494	1,087,449

		10,335,168

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc. (x)*	857	359,966
New York Community Bancorp, Inc.	53,173	530,666
Washington Federal, Inc.	9,186	320,867

		1,211,499

Total Financials		31,667,781

Health Care (8.8%)
Biotechnology (0.6%)
Exelixis, Inc.*	34,314	733,290
Ligand Pharmaceuticals, Inc. (x)*	2,262	258,207
United Therapeutics Corp.*	4,993	389,754

		1,381,251

Health Care Equipment & Supplies (3.5%)
Avanos Medical, Inc.*	5,390	235,058
Cantel Medical Corp.	4,146	334,333
Globus Medical, Inc., Class A*	8,684	367,333
Haemonetics Corp.*	5,834	702,064
Hill-Rom Holdings, Inc.	7,621	797,309
ICU Medical, Inc.*	1,911	481,400
Inogen, Inc.*	2,040	136,190
Integra LifeSciences Holdings Corp.*	8,050	449,593
LivaNova plc*	5,515	396,859
Masimo Corp.*	5,603	833,839
NuVasive, Inc.*	5,896	345,152
STERIS plc	9,658	1,437,883
West Pharmaceutical Services, Inc.	8,403	1,051,635

		7,568,648

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc. (x)*	10,054	351,387
Amedisys, Inc.*	3,333	404,660
Chemed Corp.	1,823	657,811
Covetrus, Inc.*	10,870	265,880
Encompass Health Corp.	11,273	714,257
HealthEquity, Inc.*	6,199	405,415
MEDNAX, Inc.*	9,899	249,752
Molina Healthcare, Inc.*	7,131	1,020,731
Patterson Cos., Inc.	9,414	215,581
Tenet Healthcare Corp.*	9,461	195,464

		4,480,938

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	19,117	222,331
Medidata Solutions, Inc.*	7,118	644,250

		866,581

Life Sciences Tools & Services (1.6%)
Bio-Rad Laboratories, Inc., Class A*	2,299	718,644
Bio-Techne Corp.	4,325	901,719
Charles River Laboratories International, Inc.*	5,552	787,829
PRA Health Sciences, Inc.*	6,724	666,685
Syneos Health, Inc.*	6,896	352,317

		3,427,194

Pharmaceuticals (0.6%)
Catalent, Inc.*	16,611	900,483
Mallinckrodt plc*	9,500	87,210
Prestige Consumer Healthcare, Inc.*	5,887	186,500

		1,174,193

Total Health Care		18,898,805

Industrials (14.6%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	6,783	435,536
Curtiss-Wright Corp.	4,876	619,886
Teledyne Technologies, Inc.*	4,139	1,133,548

		2,188,970

Air Freight & Logistics (0.3%)
XPO Logistics, Inc. (x)*	10,466	605,039

Airlines (0.3%)
JetBlue Airways Corp.*	34,450	636,980

Building Products (0.9%)
Lennox International, Inc.	4,047	1,112,925
Resideo Technologies, Inc.*	13,966	306,135
Trex Co., Inc. (x)*	6,685	479,314

		1,898,374

Commercial Services & Supplies (1.2%)
Brink’s Co. (The)	5,681	461,183
Clean Harbors, Inc.*	5,809	413,020
Deluxe Corp.	4,929	200,413
Healthcare Services Group, Inc. (x)	8,402	254,749
Herman Miller, Inc.	6,663	297,836
HNI Corp.	4,936	174,636
MSA Safety, Inc.	4,013	422,930
Stericycle, Inc.*	9,701	463,223

		2,687,990

Construction & Engineering (1.4%)
AECOM*	17,836	675,093
Dycom Industries, Inc.*	3,590	211,343
EMCOR Group, Inc.	6,385	562,518
Fluor Corp.	15,898	535,604
Granite Construction, Inc.	5,295	255,113
MasTec, Inc.*	6,970	359,164

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Valmont Industries, Inc.	2,513	$318,674

		2,917,509

Electrical Equipment (1.2%)
Acuity Brands, Inc.	4,546	626,939
EnerSys	4,912	336,472
Hubbell, Inc.	6,213	810,175
nVent Electric plc	18,140	449,691
Regal Beloit Corp.	4,869	397,846

		2,621,123

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	6,511	914,210

Machinery (4.7%)
AGCO Corp.	7,355	570,527
Colfax Corp.*	10,776	302,051
Crane Co.	5,793	483,368
Donaldson Co., Inc.	14,528	738,894
Graco, Inc.	18,937	950,259
IDEX Corp.	8,636	1,486,600
ITT, Inc.	9,978	653,359
Kennametal, Inc.	9,349	345,820
Lincoln Electric Holdings, Inc.	7,176	590,728
Nordson Corp.	5,904	834,294
Oshkosh Corp.	7,981	666,334
Terex Corp.	7,110	223,254
Timken Co. (The)	7,787	399,785
Toro Co. (The)	12,129	811,430
Trinity Industries, Inc.	14,901	309,196
Woodward, Inc.	6,375	721,395

		10,087,294

Marine (0.2%)
Kirby Corp.*	6,137	484,823

Professional Services (0.7%)
ASGN, Inc.*	6,011	364,267
Insperity, Inc.	4,274	522,026
ManpowerGroup, Inc.	6,843	661,034

		1,547,327

Road & Rail (1.6%)
Avis Budget Group, Inc.*	7,205	253,328
Genesee & Wyoming, Inc., Class A*	6,429	642,900
Knight-Swift Transportation Holdings, Inc.	14,142	464,423
Landstar System, Inc.	4,566	493,082
Old Dominion Freight Line, Inc.	7,380	1,101,539
Ryder System, Inc.	6,042	352,248
Werner Enterprises, Inc.	4,945	153,691

		3,461,211

Trading Companies & Distributors (0.7%)
GATX Corp.	4,132	327,626
MSC Industrial Direct Co., Inc., Class A	5,142	381,845
NOW, Inc.*	12,402	183,054
Watsco, Inc.	3,681	601,954

		1,494,479

Total Industrials		31,545,329

Information Technology (14.2%)
Communications Equipment (1.0%)
Ciena Corp.*	16,293	670,131
InterDigital, Inc.	3,637	234,223
Lumentum Holdings, Inc.*	8,693	464,293
NetScout Systems, Inc.*	7,938	201,546
Plantronics, Inc.	3,733	138,270
ViaSat, Inc.*	6,500	525,330

		2,233,793

Electronic Equipment, Instruments & Components (3.7%)
Arrow Electronics, Inc.*	9,686	690,321
Avnet, Inc.	12,143	549,714
Belden, Inc.	4,492	267,588
Cognex Corp.	19,467	934,027
Coherent, Inc.*	2,776	378,563
Jabil, Inc.	15,903	502,535
Littelfuse, Inc.	2,814	497,825
National Instruments Corp.	12,745	535,162
SYNNEX Corp.	4,742	466,613
Tech Data Corp.*	4,200	439,320
Trimble, Inc.*	28,621	1,291,093
Vishay Intertechnology, Inc.	15,079	249,105
Zebra Technologies Corp., Class A*	6,149	1,288,154

		8,090,020

IT Services (2.9%)
CACI International, Inc., Class A*	2,834	579,808
CoreLogic, Inc.*	9,136	382,159
KBR, Inc.	16,020	399,539
Leidos Holdings, Inc.	16,476	1,315,608
LiveRamp Holdings, Inc.*	7,793	377,805
MAXIMUS, Inc.	7,273	527,583
Perspecta, Inc.	15,982	374,139
Sabre Corp.	31,345	695,859
Science Applications International Corp.	5,807	502,654
WEX, Inc.*	4,940	1,028,014

		6,183,168

Semiconductors & Semiconductor Equipment (3.3%)
Cirrus Logic, Inc.*	6,613	288,988
Cree, Inc.*	11,937	670,621
Cypress Semiconductor Corp.	41,620	925,629
First Solar, Inc.*	8,643	567,672
MKS Instruments, Inc.	6,183	481,594
Monolithic Power Systems, Inc.	4,515	613,047
Semtech Corp.*	7,558	363,162
Silicon Laboratories, Inc.*	4,927	509,452
Synaptics, Inc.*	3,913	114,025
Teradyne, Inc.	19,560	937,119
Universal Display Corp.	4,838	909,834
Versum Materials, Inc.	12,456	642,480

		7,023,623

Software (3.1%)
ACI Worldwide, Inc.*	12,748	437,766
Blackbaud, Inc.	5,590	466,765
CDK Global, Inc.	13,962	690,281
CommVault Systems, Inc.*	4,384	217,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Fair Isaac Corp.*	3,315	$1,040,976
j2 Global, Inc.	5,299	471,028
LogMeIn, Inc.	5,712	420,860
Manhattan Associates, Inc.*	7,381	511,725
PTC, Inc.*	11,917	1,069,670
Teradata Corp.*	13,321	477,558
Tyler Technologies, Inc.*	4,369	943,792

		6,747,955

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	13,604	423,085

Total Information Technology		30,701,644

Materials (5.8%)
Chemicals (2.4%)
Ashland Global Holdings, Inc.	7,151	571,865
Cabot Corp.	6,699	319,609
Chemours Co. (The)	18,743	449,832
Ingevity Corp.*	4,766	501,240
Minerals Technologies, Inc.	4,028	215,538
NewMarket Corp.	1,005	402,945
Olin Corp.	18,727	410,309
PolyOne Corp.	8,845	277,645
RPM International, Inc.	14,959	914,145
Scotts Miracle-Gro Co. (The)	4,503	443,546
Sensient Technologies Corp.	4,813	353,659
Valvoline, Inc.	21,393	417,805

		5,278,138

Construction Materials (0.2%)
Eagle Materials, Inc.	5,091	471,936

Containers & Packaging (1.1%)
AptarGroup, Inc.	7,193	894,377
Greif, Inc., Class A	2,987	97,227
Owens-Illinois, Inc.	17,592	303,814
Silgan Holdings, Inc.	8,820	269,892
Sonoco Products Co.	11,380	743,569

		2,308,879

Metals & Mining (1.8%)
Allegheny Technologies, Inc.*	14,261	359,377
Carpenter Technology Corp.	5,365	257,413
Commercial Metals Co.	13,405	239,279
Compass Minerals International, Inc.	3,877	213,041
Reliance Steel & Aluminum Co.	7,632	722,140
Royal Gold, Inc.	7,461	764,678
Steel Dynamics, Inc.	25,526	770,885
United States Steel Corp. (x)	19,693	301,500
Worthington Industries, Inc.	4,430	178,352

		3,806,665

Paper & Forest Products (0.3%)
Domtar Corp.	7,185	319,948
Louisiana-Pacific Corp.	14,001	367,106

		687,054

Total Materials		12,552,672

Real Estate (9.2%)
Equity Real Estate Investment Trusts (REITs) (8.8%)
Alexander & Baldwin, Inc. (REIT)	7,715	178,216
American Campus Communities, Inc. (REIT)	15,577	719,034
Brixmor Property Group, Inc. (REIT)	33,978	607,527
Camden Property Trust (REIT)	11,013	1,149,647
CoreCivic, Inc. (REIT)	13,479	279,824
CoreSite Realty Corp. (REIT)	4,210	484,866
Corporate Office Properties Trust (REIT)	12,688	334,583
Cousins Properties, Inc. (REIT)	16,611	600,820
CyrusOne, Inc. (REIT)	12,745	735,641
Douglas Emmett, Inc. (REIT)	18,393	732,777
EastGroup Properties, Inc. (REIT)	4,187	485,608
EPR Properties (REIT)	8,585	640,355
First Industrial Realty Trust, Inc. (REIT)	14,391	528,725
GEO Group, Inc. (The) (REIT)	13,713	288,110
Healthcare Realty Trust, Inc. (REIT)	14,543	455,487
Highwoods Properties, Inc. (REIT)	11,771	486,142
Hospitality Properties Trust (REIT)	18,678	466,950
JBG SMITH Properties (REIT)	13,676	538,014
Kilroy Realty Corp. (REIT)	11,506	849,258
Lamar Advertising Co. (REIT), Class A	9,745	786,519
Liberty Property Trust (REIT)	16,853	843,324
Life Storage, Inc. (REIT)	5,320	505,826
Mack-Cali Realty Corp. (REIT)	10,248	238,676
Medical Properties Trust, Inc. (REIT)	44,446	775,138
National Retail Properties, Inc. (REIT)	18,503	980,844
Omega Healthcare Investors, Inc. (REIT)	24,309	893,356
Pebblebrook Hotel Trust (REIT)	14,856	418,642
PotlatchDeltic Corp. (REIT)	7,672	299,055
PS Business Parks, Inc. (REIT)	2,278	383,911
Rayonier, Inc. (REIT)	14,743	446,713
Sabra Health Care REIT, Inc. (REIT)	20,362	400,928
Senior Housing Properties Trust (REIT)	27,037	223,596
Tanger Factory Outlet Centers, Inc. (REIT) (x)	10,622	172,183
Taubman Centers, Inc. (REIT)	6,915	282,339
Uniti Group, Inc. (REIT)	20,764	197,258
Urban Edge Properties (REIT)	13,660	236,728
Weingarten Realty Investors (REIT)	13,646	374,173

		19,020,793

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	5,218	734,121

Total Real Estate		19,754,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (4.3%)
Electric Utilities (1.4%)
ALLETE, Inc.	5,889	$490,023
Hawaiian Electric Industries, Inc.	12,360	538,278
IDACORP, Inc.	5,739	576,368
OGE Energy Corp.	22,757	968,538
PNM Resources, Inc.	9,044	460,430

		3,033,637

Gas Utilities (1.7%)
National Fuel Gas Co.	9,788	516,317
New Jersey Resources Corp.	10,121	503,722
ONE Gas, Inc.	5,984	540,355
Southwest Gas Holdings, Inc.	6,085	545,338
Spire, Inc.	5,763	483,631
UGI Corp.	19,820	1,058,586

		3,647,949

Multi-Utilities (0.7%)
Black Hills Corp.	6,179	483,013
MDU Resources Group, Inc.	22,456	579,365
NorthWestern Corp.	5,728	413,275

		1,475,653

Water Utilities (0.5%)
Aqua America, Inc.	24,373	1,008,311

Total Utilities		9,165,550

Total Common Stocks (90.3%) (Cost $145,467,177)		194,592,772

SHORT-TERM INVESTMENTS:
Investment Company (3.9%)
JPMorgan Prime Money Market Fund, IM Shares	8,441,082	8,444,458

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $38,879, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $39,648. (xx)	$38,871	38,871
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $4,665, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $4,757. (xx)	4,664	4,664
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $500,234, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $510,000. (xx)	500,000	500,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $166,860, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $170,197. (xx)	166,825	166,825

Total Repurchase Agreements		710,360

Total Short-Term Investments (4.2%) (Cost $9,152,736)		9,154,818

Total Investments in Securities (94.5%) (Cost $154,619,913)		203,747,590
Other Assets Less Liabilities (5.5%)		11,821,972

Net Assets (100%)		$215,569,562

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $6,635,235. This was collateralized by $6,197,147 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $710,360 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	107	9/2019	USD	20,865,000	405,785

					405,785

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,914,571	$—	$—	$4,914,571
Consumer Discretionary	24,069,696	—	—	24,069,696
Consumer Staples	5,230,153	—	—	5,230,153
Energy	6,091,657	—	—	6,091,657
Financials	31,667,781	—	—	31,667,781
Health Care	18,898,805	—	—	18,898,805
Industrials	31,545,329	—	—	31,545,329
Information Technology	30,701,644	—	—	30,701,644
Materials	12,552,672	—	—	12,552,672
Real Estate	19,754,914	—	—	19,754,914
Utilities	9,165,550	—	—	9,165,550
Futures	405,785	—	—	405,785
Short-Term Investments
Investment Company	8,444,458	—	—	8,444,458
Repurchase Agreements	—	710,360	—	710,360

Total Assets	$203,443,015	$710,360	$—	$204,153,375

Total Liabilities	$—	$—	$—	$—

Total	$203,443,015	$710,360	$—	$204,153,375

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$405,785	*

Total		$405,785

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,033,143	$2,033,143

Total	$2,033,143	$2,033,143

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$555,210	$555,210

Total	$555,210	$555,210

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $18,165,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 10%)*	$23,276,578
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 3%)*	$14,680,635

* During the six months ended June 30, 2019, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,929,963
Aggregate gross unrealized depreciation	(13,531,726)

Net unrealized appreciation	$49,398,237

Federal income tax cost of investments in securities and derivative instruments, if applicable	$154,755,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $153,909,553)	$203,037,230
Repurchase Agreements (Cost $710,360)	710,360
Cash	10,446,038
Cash held as collateral at broker for futures	912,100
Receivable for securities sold	1,384,011
Due from broker for futures variation margin	235,008
Dividends, interest and other receivables	210,658
Due from Custodian	53,607
Securities lending income receivable	1,991
Other assets	2,315

Total assets	216,993,318

LIABILITIES
Payable for return of collateral on securities loaned	710,360
Payable for securities purchased	489,152
Payable for Portfolio shares redeemed	80,849
Investment management fees payable	66,379
Administrative fees payable	21,046
Accrued expenses	55,970

Total liabilities	1,423,756

NET ASSETS	$215,569,562

Net assets were comprised of:
Paid in capital	$159,997,747
Total distributable earnings (loss)	55,571,815

Net assets	$215,569,562

Class K
Net asset value, offering and redemption price per share, $215,569,562 / 27,844,544 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.74

(x)	Includes value of securities on loan of $6,635,235.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $831 foreign withholding tax)	$1,755,584
Interest	106,292
Securities lending (net)	14,107

Total income	1,875,983

EXPENSES
Investment management fees	466,125
Administrative fees	128,086
Custodian fees	34,248
Professional fees	27,747
Printing and mailing expenses	15,604
Trustees’ fees	3,025
Miscellaneous	2,658

Gross expenses	677,493
Less: Waiver from investment manager	(55,468)

Net expenses	622,025

NET INVESTMENT INCOME (LOSS)	1,253,958

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,495,946
Futures contracts	2,033,143

Net realized gain (loss)	6,529,089

Change in unrealized appreciation (depreciation) on:
Investments in securities	23,639,498
Futures contracts	555,210

Net change in unrealized appreciation (depreciation)	24,194,708

NET REALIZED AND UNREALIZED GAIN (LOSS)	30,723,797

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,977,755

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,253,958	$1,951,522
Net realized gain (loss)	6,529,089	12,121,398
Net change in unrealized appreciation (depreciation)	24,194,708	(36,097,007)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,977,755	(22,024,087)

Distributions to shareholders:
Class K	—	(16,920,633)

Tax return of capital:
Class IA	—	—
Class K	—	(87,105)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 3,154,886 and 1,970,154 shares, respectively ]	21,810,952	13,634,130
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,379,958 shares, respectively ]	—	17,007,738
Capital shares repurchased [ (1,396,265) and (2,705,982) shares, respectively ]	(10,412,460)	(22,560,746)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,398,492	8,081,122

TOTAL INCREASE (DECREASE) IN NET ASSETS	43,376,247	(30,950,703)
NET ASSETS:
Beginning of period	172,193,315	203,144,018

End of period	$215,569,562	$172,193,315

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡	Year Ended December 31, 2014
Net asset value, beginning of year	$8.74	$9.95

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	— #
Net realized and unrealized gain (loss)	0.47	0.84

Total from investment operations	0.47	0.84

Less distributions:
Dividends from net investment income	—	— #
Distributions from net realized gains	—	(2.05)

Net asset value, end of year	$9.21	$8.74

Total return (b)	5.38%	8.66%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—	$2
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83%	0.88%
Before waivers and reimbursements (a)(f)	0.83%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.02%	— %‡‡
Before waivers and reimbursements (a)(f)	0.02%	— %‡‡
Portfolio turnover rate ^	35%	13%

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class K		2018	2017	2016	2015	2014
Net asset value, beginning of period	$6.60	$8.31	$8.03	$7.25	$8.73	$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.08	0.06	0.07	0.05	0.02
Net realized and unrealized gain (loss)	1.10	(1.04)	1.16	1.38	(0.33)	0.85

Total from investment operations	1.14	(0.96)	1.22	1.45	(0.28)	0.87

Less distributions:
Dividends from net investment income	—	(0.09)	(0.08)	(0.08)	(0.06)	(0.03)
Distributions from net realized gains	—	(0.66)	(0.86)	(0.59)	(1.14)	(2.05)
Return of capital	—	— #	—	—	—	—

Total dividends and distributions	—	(0.75)	(0.94)	(0.67)	(1.20)	(2.08)

Net asset value, end of period	$7.74	$6.60	$8.31	$8.03	$7.25	$8.73

Total return (b)	17.27%	(12.14)%	15.47%	20.02%	(3.08)%	8.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$215,570	$172,193	$203,144	$200,381	$184,496	$249,728
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.60%	0.63%	0.64%	0.66%
Before waivers and reimbursements (a)(f)	0.65%	0.65%	0.64%	0.65%	0.64%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.21%	1.00%	0.73%	0.96%	0.56%	0.24%
Before waivers and reimbursements (a)(f)	1.16%	0.95%	0.69%	0.94%	0.56%	0.24%
Portfolio turnover rate (z)^	8%	22%	16%	16%	35%	13%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	16.0%
Health Care	15.5
Industrials	14.3
Information Technology	11.8
Consumer Discretionary	9.9
Real Estate	6.9
Investment Company	4.9
Energy	3.6
Materials	3.5
Utilities	3.4
Consumer Staples	2.5
Communication Services	2.3
Repurchase Agreements	2.1
Cash and Other	3.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class K
Actual	$1,000.00	$1,164.54	$3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*  Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.6%)
ATN International, Inc.	4,851	$280,048
Bandwidth, Inc., Class A*	7,793	584,631
Cincinnati Bell, Inc.*	25,519	126,319
Cogent Communications Holdings, Inc.	20,134	1,195,154
Consolidated Communications Holdings, Inc. (x)	33,782	166,545
Frontier Communications Corp. (x)*	35,379	61,913
IDT Corp., Class B*	5,795	54,879
Intelsat SA (x)*	32,631	634,673
Iridium Communications, Inc.*	47,566	1,106,385
Ooma, Inc.*	9,139	95,777
ORBCOMM, Inc. (x)*	33,059	239,678
Pareteum Corp.*	77,878	203,262
pdvWireless, Inc.*	4,126	193,922
Vonage Holdings Corp.*	108,204	1,225,951

		6,169,137

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A (x)	25,081	234,006
Eros International plc*	15,707	21,204
Glu Mobile, Inc.*	53,404	383,441
IMAX Corp.*	26,866	542,693
Liberty Media Corp.-Liberty Braves, Class A*	5,099	141,752
Liberty Media Corp.-Liberty Braves, Class C*	16,741	468,246
LiveXLive Media, Inc. (x)*	17,451	72,422
Marcus Corp. (The)	9,784	322,481
Reading International, Inc., Class A*	8,548	110,953
Rosetta Stone, Inc.*	10,450	239,096

		2,536,294

Interactive Media & Services (0.5%)
Care.com, Inc.*	11,708	128,554
Cargurus, Inc.*	36,131	1,304,690
Cars.com, Inc.*	32,844	647,684
DHI Group, Inc.*	17,796	63,532
Eventbrite, Inc., Class A*	17,814	288,587
EverQuote, Inc., Class A*	4,352	56,576
Liberty TripAdvisor Holdings, Inc., Class A*	35,975	446,090
Meet Group, Inc. (The)*	48,906	170,193
QuinStreet, Inc.*	21,363	338,603
Travelzoo*	1,433	22,125
TrueCar, Inc.*	48,039	262,293
Yelp, Inc.*	37,339	1,276,247

		5,005,174

Media (0.9%)
Boston Omaha Corp., Class A (x)*	5,891	136,377
Cardlytics, Inc.*	9,131	237,223
cbdMD, Inc.*	3,284	19,376
Central European Media Enterprises Ltd., Class A (x)*	45,645	199,012
Clear Channel Outdoor Holdings, Inc.*	36,896	174,149
comScore, Inc.*	21,838	112,684
Cumulus Media, Inc., Class A*	5,738	106,440
Daily Journal Corp. (x)*	565	134,470
Emerald Expositions Events, Inc.	13,102	146,087
Entercom Communications Corp., Class A (x)	58,831	341,220
Entravision Communications Corp., Class A	34,799	108,573
EW Scripps Co. (The), Class A	24,910	380,874
Fluent, Inc.*	26,238	141,161
Gannett Co., Inc.	52,412	427,682
Gray Television, Inc.*	41,989	688,200
Hemisphere Media Group, Inc.*	7,745	100,065
Lee Enterprises, Inc.*	18,631	41,733
Liberty Latin America Ltd., Class A*	21,293	366,878
Liberty Latin America Ltd., Class C*	53,216	914,783
Loral Space & Communications, Inc.*	6,008	207,336
Marchex, Inc., Class B*	12,065	56,706
MDC Partners, Inc., Class A*	17,429	43,921
Meredith Corp. (x)	18,753	1,032,540
MSG Networks, Inc., Class A*	28,314	587,232
National CineMedia, Inc.	28,515	187,058
New Media Investment Group, Inc.	25,709	242,693
Saga Communications, Inc., Class A	1,189	37,144
Scholastic Corp.	14,613	485,736
TechTarget, Inc.*	13,334	283,348
TEGNA, Inc.	105,471	1,597,886
Tribune Publishing Co.	10,907	86,929
WideOpenWest, Inc.*	19,161	139,109

		9,764,625

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	19,723	354,422
Gogo, Inc. (x)*	41,004	163,196
Shenandoah Telecommunications Co.	23,244	895,359
Spok Holdings, Inc.	8,657	130,201

		1,543,178

Total Communication Services		25,018,408

Consumer Discretionary (9.9%)
Auto Components (1.0%)
Adient plc	42,720	1,036,814
American Axle & Manufacturing Holdings, Inc.*	53,304	680,159
Cooper Tire & Rubber Co.	24,619	776,730
Cooper-Standard Holdings, Inc.*	8,613	394,648
Dana, Inc.	68,160	1,359,110
Dorman Products, Inc.*	12,879	1,122,276
Fox Factory Holding Corp.*	18,295	1,509,521
Gentherm, Inc.*	17,137	716,841

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
LCI Industries	11,879	$1,069,110
Modine Manufacturing Co.*	21,611	309,253
Motorcar Parts of America, Inc. (x)*	10,652	228,059
Standard Motor Products, Inc.	9,866	447,324
Stoneridge, Inc.*	12,809	404,124
Tenneco, Inc., Class A	23,851	264,508
Tower International, Inc.	10,049	195,956
Visteon Corp.*	13,730	804,303

		11,318,736

Automobiles (0.1%)
Winnebago Industries, Inc.	14,825	572,986

Distributors (0.1%)
Core-Mark Holding Co., Inc.	21,745	863,711
Funko, Inc., Class A (x)*	10,013	242,515
Greenlane Holdings, Inc., Class A*	4,859	46,598
Weyco Group, Inc.	3,011	80,424

		1,233,248

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	26,723	1,203,871
American Public Education, Inc.*	7,561	223,655
Career Education Corp.*	32,794	625,382
Carriage Services, Inc.	9,237	175,595
Chegg, Inc.*	56,580	2,183,422
Collectors Universe, Inc.	2,787	59,475
Houghton Mifflin Harcourt Co.*	51,350	295,776
K12, Inc.*	17,818	541,845
Laureate Education, Inc., Class A*	44,810	703,965
OneSpaWorld Holdings Ltd.*	22,104	342,612
Regis Corp.*	13,707	227,536
Select Interior Concepts, Inc., Class A*	7,445	86,734
Sotheby’s*	15,867	922,349
Strategic Education, Inc.	10,238	1,822,364
Weight Watchers International, Inc.*	20,863	398,483

		9,813,064

Hotels, Restaurants & Leisure (2.5%)
BBX Capital Corp.	30,071	147,649
Biglari Holdings, Inc., Class B*	696	72,287
BJ’s Restaurants, Inc.	9,886	434,391
Bloomin’ Brands, Inc.	44,786	846,903
Bluegreen Vacations Corp. (x)	7,439	86,962
Boyd Gaming Corp.	38,872	1,047,212
Brinker International, Inc. (x)	17,805	700,627
Carrols Restaurant Group, Inc.*	17,918	161,799
Century Casinos, Inc.*	12,013	116,526
Cheesecake Factory, Inc. (The) (x)	19,602	856,999
Churchill Downs, Inc.	16,864	1,940,540
Chuy’s Holdings, Inc.*	7,970	182,672
Cracker Barrel Old Country Store, Inc. (x)	9,285	1,585,228
Dave & Buster’s Entertainment, Inc. (x)	17,670	715,105
Del Frisco’s Restaurant Group, Inc. (x)*	17,869	142,237
Del Taco Restaurants, Inc.*	14,935	191,467
Denny’s Corp.*	29,660	608,920
Dine Brands Global, Inc. (x)	8,551	816,364
Drive Shack, Inc.*	31,161	146,145
El Pollo Loco Holdings, Inc. (x)*	14,328	152,736
Eldorado Resorts, Inc. (x)*	31,666	1,458,853
Empire Resorts, Inc. (x)*	2,055	19,728
Everi Holdings, Inc.*	33,135	395,301
Fiesta Restaurant Group, Inc.*	13,683	179,795
Golden Entertainment, Inc.*	9,441	132,174
Habit Restaurants, Inc. (The), Class A*	11,777	123,541
Inspired Entertainment, Inc.*	3,078	25,978
International Speedway Corp., Class A	11,904	534,371
J Alexander’s Holdings, Inc.*	4,070	45,706
Jack in the Box, Inc.	12,617	1,026,898
Lindblad Expeditions Holdings, Inc. (x)*	11,068	198,671
Marriott Vacations Worldwide Corp.	21,490	2,071,636
Monarch Casino & Resort, Inc.*	5,345	228,445
Nathan’s Famous, Inc.	1,488	116,243
Noodles & Co. (x)*	19,335	152,360
Papa John’s International, Inc. (x)	10,142	453,550
Penn National Gaming, Inc.*	53,501	1,030,429
PlayAGS, Inc.*	11,558	224,803
Potbelly Corp.*	11,835	60,240
RCI Hospitality Holdings, Inc.	4,422	77,429
Red Lion Hotels Corp.*	11,955	85,000
Red Robin Gourmet Burgers, Inc.*	6,974	213,195
Red Rock Resorts, Inc., Class A	32,619	700,656
Ruth’s Hospitality Group, Inc.	13,200	299,772
Scientific Games Corp., Class A*	25,777	510,900
SeaWorld Entertainment, Inc.*	24,050	745,550
Shake Shack, Inc., Class A (x)*	13,712	990,006
Speedway Motorsports, Inc.	7,060	130,963
Target Hospitality Corp.*	17,391	158,258
Texas Roadhouse, Inc.	32,530	1,745,885
Twin River Worldwide Holdings, Inc.*	10,186	303,033
Wingstop, Inc.	13,913	1,318,257

		26,710,395

Household Durables (1.4%)
Bassett Furniture Industries, Inc.	4,403	67,146
Beazer Homes USA, Inc.*	15,045	144,582
Cavco Industries, Inc.*	3,945	621,495
Century Communities, Inc.*	11,485	305,271
Ethan Allen Interiors, Inc.	11,418	240,463
Flexsteel Industries, Inc.	2,698	46,028
GoPro, Inc., Class A (x)*	55,990	305,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Green Brick Partners, Inc.*	12,596	$104,673
Hamilton Beach Brands Holding Co., Class A (x)	3,608	68,732
Helen of Troy Ltd.*	12,155	1,587,321
Hooker Furniture Corp.	4,942	101,904
Installed Building Products, Inc.*	10,482	620,744
iRobot Corp. (x)*	13,109	1,201,309
KB Home	40,500	1,042,065
La-Z-Boy, Inc.	21,645	663,636
Legacy Housing Corp.*	1,266	15,762
LGI Homes, Inc. (x)*	9,171	655,085
Lifetime Brands, Inc.	5,379	50,885
Lovesac Co. (The)*	3,256	101,164
M.D.C. Holdings, Inc.	23,408	767,314
M/I Homes, Inc.*	12,330	351,898
Meritage Homes Corp.*	18,694	959,750
Purple Innovation, Inc. (x)*	1,851	12,494
Skyline Champion Corp.*	24,518	671,303
Sonos, Inc.*	33,972	385,243
Taylor Morrison Home Corp., Class A*	53,114	1,113,269
TopBuild Corp.*	16,901	1,398,727
TRI Pointe Group, Inc.*	70,131	839,468
Tupperware Brands Corp.	22,951	436,758
Universal Electronics, Inc.*	6,199	254,283
William Lyon Homes, Class A*	14,881	271,281
ZAGG, Inc. (x)*	12,848	89,422

		15,495,180

Internet & Direct Marketing Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	12,921	243,948
Duluth Holdings, Inc., Class B (x)*	9,336	126,876
Gaia, Inc.*	5,014	38,006
Groupon, Inc.*	206,855	740,541
Lands’ End, Inc. (x)*	8,222	100,473
Leaf Group Ltd.*	5,632	41,733
Liberty Expedia Holdings, Inc., Class A*	26,235	1,253,771
Liquidity Services, Inc.*	13,905	84,681
Overstock.com, Inc. (x)*	15,356	208,842
PetMed Express, Inc. (x)	9,288	145,543
Quotient Technology, Inc.*	35,751	383,966
Rubicon Project, Inc. (The)*	22,877	145,498
Shutterfly, Inc.*	15,976	807,587
Shutterstock, Inc.	9,443	370,071
Stamps.com, Inc.*	8,317	376,510
Stitch Fix, Inc., Class A*	20,393	652,372
Waitr Holdings, Inc.*	31,054	195,330

		5,915,748

Leisure Products (0.3%)
Acushnet Holdings Corp.	16,007	420,344
American Outdoor Brands Corp.*	24,714	222,673
Callaway Golf Co.	43,737	750,527
Clarus Corp.	12,249	176,876
Escalade, Inc.	3,512	40,283
Johnson Outdoors, Inc., Class A	2,656	198,058
Malibu Boats, Inc., Class A*	9,536	370,474
Marine Products Corp.	6,883	106,273
MasterCraft Boat Holdings, Inc.*	8,498	166,476
Sturm Ruger & Co., Inc.	8,442	459,920
Vista Outdoor, Inc.*	27,247	241,953
YETI Holdings, Inc. (x)*	14,357	415,635

		3,569,492

Multiline Retail (0.1%)
Big Lots, Inc.	19,087	546,079
Dillard’s, Inc., Class A (x)	5,604	349,017
JC Penney Co., Inc. (x)*	175,038	199,544

		1,094,640

Specialty Retail (2.1%)
Aaron’s, Inc.	33,142	2,035,250
Abercrombie & Fitch Co., Class A	32,341	518,750
American Eagle Outfitters, Inc.	77,829	1,315,310
America’s Car-Mart, Inc.*	3,072	264,438
Asbury Automotive Group, Inc.*	9,398	792,627
Ascena Retail Group, Inc.*	83,081	50,679
At Home Group, Inc.*	30,939	206,054
Barnes & Noble Education, Inc.*	25,257	84,863
Barnes & Noble, Inc.	31,721	212,213
Bed Bath & Beyond, Inc. (x)	59,930	696,387
Boot Barn Holdings, Inc.*	13,055	465,280
Buckle, Inc. (The) (x)	13,548	234,516
Caleres, Inc.	19,256	383,579
Camping World Holdings, Inc., Class A (x)	15,399	191,256
Cato Corp. (The), Class A	8,986	110,708
Chico’s FAS, Inc.	62,935	212,091
Children’s Place, Inc. (The) (x)	7,121	679,201
Citi Trends, Inc.	6,743	98,583
Conn’s, Inc.*	13,679	243,760
Container Store Group, Inc. (The)*	14,359	105,108
Designer Brands, Inc., Class A	31,517	604,181
Express, Inc.*	32,868	89,730
GameStop Corp., Class A (x)	46,844	256,237
Genesco, Inc.*	8,561	362,045
GNC Holdings, Inc., Class A (x)*	43,110	64,665
Group 1 Automotive, Inc.	9,441	773,123
Guess?, Inc.	28,331	457,546
Haverty Furniture Cos., Inc.	10,627	180,978
Hibbett Sports, Inc.*	10,292	187,314
Hudson Ltd., Class A*	17,865	246,358
J. Jill, Inc. (x)	14,439	28,734
Lithia Motors, Inc., Class A	10,726	1,274,034
Lumber Liquidators Holdings, Inc. (x)*	17,110	197,620
MarineMax, Inc.*	10,160	167,030
Michaels Cos., Inc. (The)*	41,634	362,216
Monro, Inc.	15,628	1,333,068
Murphy USA, Inc.*	14,811	1,244,568
National Vision Holdings, Inc.*	32,412	996,021
Office Depot, Inc.	261,112	537,891
Party City Holdco, Inc. (x)*	29,542	216,543

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Rent-A-Center, Inc.*	22,151	$589,881
RH (x)*	8,850	1,023,060
RTW RetailWinds, Inc.*	9,684	16,463
Sally Beauty Holdings, Inc.*	55,962	746,533
Shoe Carnival, Inc. (x)	5,328	147,053
Signet Jewelers Ltd.	25,017	447,304
Sleep Number Corp.*	14,322	578,466
Sonic Automotive, Inc., Class A	13,013	303,854
Sportsman’s Warehouse Holdings, Inc.*	19,669	74,349
Tailored Brands, Inc. (x)	24,272	140,049
Tile Shop Holdings, Inc.	21,112	84,448
Tilly’s, Inc., Class A	11,986	91,453
Winmark Corp.	1,175	203,451
Zumiez, Inc.*	10,044	262,148

		23,189,067

Textiles, Apparel & Luxury Goods (0.8%)
Centric Brands, Inc.*	5,743	23,604
Crocs, Inc.*	30,643	605,199
Culp, Inc.	6,889	130,891
Deckers Outdoor Corp.*	14,082	2,478,010
Delta Apparel, Inc.*	2,150	49,837
Fossil Group, Inc. (x)*	21,075	242,363
G-III Apparel Group Ltd.*	21,824	642,062
Kontoor Brands, Inc.*	21,594	605,064
Movado Group, Inc.	7,428	200,556
Oxford Industries, Inc.	8,098	613,828
Rocky Brands, Inc.	2,884	78,676
Steven Madden Ltd.	41,424	1,406,345
Superior Group of Cos., Inc.	4,294	73,556
Unifi, Inc.*	7,861	142,834
Vera Bradley, Inc.*	13,917	167,004
Vince Holding Corp.*	1,073	14,968
Wolverine World Wide, Inc.	42,915	1,181,879

		8,656,676

Total Consumer Discretionary		107,569,232

Consumer Staples (2.5%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	3,992	1,508,018
Celsius Holdings, Inc.*	7,226	32,083
Coca-Cola Consolidated, Inc.	2,297	687,377
Craft Brew Alliance, Inc.*	7,270	101,707
MGP Ingredients, Inc. (x)	6,205	411,454
National Beverage Corp. (x)	5,297	236,405
New Age Beverages Corp.*	42,972	200,250
Primo Water Corp.*	18,145	223,184

		3,400,478

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	15,427	420,231
BJ’s Wholesale Club Holdings, Inc.*	56,979	1,504,246
Chefs’ Warehouse, Inc. (The)*	10,902	382,333
HF Foods Group, Inc.*	2,917	101,541
Ingles Markets, Inc., Class A	6,351	197,707
Natural Grocers by Vitamin Cottage, Inc.*	5,883	59,124
Performance Food Group Co.*	50,123	2,006,424
PriceSmart, Inc.	10,393	531,290
Rite Aid Corp. (x)*	24,084	192,913
SpartanNash Co.	17,114	199,720
United Natural Foods, Inc.*	24,929	223,613
Village Super Market, Inc., Class A	4,226	112,031
Weis Markets, Inc.	4,622	168,287

		6,099,460

Food Products (1.0%)
Alico, Inc.	1,405	42,628
B&G Foods, Inc. (x)	31,273	650,478
Bridgford Foods Corp.*	602	17,915
Calavo Growers, Inc. (x)	8,140	787,464
Cal-Maine Foods, Inc.	15,211	634,603
Darling Ingredients, Inc.*	79,063	1,572,563
Dean Foods Co. (x)	40,933	37,814
Farmer Brothers Co.*	7,045	115,327
Fresh Del Monte Produce, Inc.	15,062	405,921
Freshpet, Inc.*	15,104	687,383
Hostess Brands, Inc.*	48,254	696,788
J&J Snack Foods Corp.	7,143	1,149,666
John B Sanfilippo & Son, Inc.	4,357	347,209
Lancaster Colony Corp.	9,084	1,349,882
Landec Corp.*	13,658	127,975
Limoneira Co.	8,114	161,793
Sanderson Farms, Inc.	9,614	1,312,888
Seneca Foods Corp., Class A*	2,764	76,922
Simply Good Foods Co. (The)*	34,584	832,783
Tootsie Roll Industries, Inc. (x)	7,735	285,654

		11,293,656

Household Products (0.2%)
Central Garden & Pet Co. (x)*	5,195	140,005
Central Garden & Pet Co., Class A*	20,818	512,956
Oil-Dri Corp. of America	2,326	79,177
WD-40 Co.	6,535	1,039,326

		1,771,464

Personal Products (0.3%)
Edgewell Personal Care Co.*	26,213	706,440
elf Beauty, Inc.*	17,531	247,187
Inter Parfums, Inc.	8,153	542,093
Lifevantage Corp.*	4,863	63,122
Medifast, Inc.	5,347	686,020
Nature’s Sunshine Products, Inc.*	3,575	33,212
Revlon, Inc., Class A (x)*	5,900	114,047
USANA Health Sciences, Inc.*	6,305	500,806
Youngevity International, Inc.*	2,872	16,371

		2,909,298

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	56,118	117,287
Pyxus International, Inc. (x)*	2,966	45,083
Turning Point Brands, Inc.	5,107	250,141
Universal Corp.	12,241	743,885
Vector Group Ltd. (x)	49,409	481,738

		1,638,134

Total Consumer Staples		27,112,490

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (3.6%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	60,641	$642,795
C&J Energy Services, Inc.*	30,598	360,444
Cactus, Inc., Class A*	22,985	761,263
Covia Holdings Corp. (x)*	31,535	61,809
Diamond Offshore Drilling, Inc. (x)*	30,418	269,808
DMC Global, Inc.	6,727	426,155
Dril-Quip, Inc.*	17,394	834,912
Era Group, Inc.*	7,899	65,878
Exterran Corp.*	15,131	215,163
Forum Energy Technologies, Inc.*	46,202	158,011
Frank’s International NV*	46,499	253,885
FTS International, Inc.*	24,767	138,200
Geospace Technologies Corp.*	4,604	69,566
Helix Energy Solutions Group, Inc.*	67,183	579,789
Independence Contract Drilling, Inc.*	22,765	35,969
Keane Group, Inc.*	30,569	205,424
KLX Energy Services Holdings, Inc.*	9,764	199,479
Liberty Oilfield Services, Inc., Class A (x)	20,083	324,943
Mammoth Energy Services, Inc.	14,425	99,244
Matrix Service Co.*	12,398	251,183
McDermott International, Inc.*	83,185	803,567
Nabors Industries Ltd.	171,814	498,261
National Energy Services Reunited Corp.*	10,155	88,349
Natural Gas Services Group, Inc.*	5,541	91,426
NCS Multistage Holdings, Inc.*	10,383	36,860
Newpark Resources, Inc.*	42,251	313,502
Nine Energy Service, Inc. (x)*	8,840	153,197
Noble Corp. plc*	115,125	215,284
Oceaneering International, Inc.*	46,278	943,608
Oil States International, Inc.*	27,836	509,399
Pacific Drilling SA*	11,387	143,476
Parker Drilling Co.*	3,844	77,956
ProPetro Holding Corp.*	38,912	805,478
RigNet, Inc.*	6,996	70,520
RPC, Inc.	31,511	227,194
SEACOR Holdings, Inc.*	8,307	394,666
SEACOR Marine Holdings, Inc.*	9,816	146,847
Seadrill Ltd.*	30,599	127,292
Select Energy Services, Inc., Class A*	29,420	341,566
Smart Sand, Inc. (x)*	6,912	16,865
Solaris Oilfield Infrastructure, Inc., Class A	14,291	214,079
Superior Energy Services, Inc.*	70,252	91,328
TETRA Technologies, Inc.*	70,440	114,817
Tidewater, Inc.*	18,319	430,130
US Silica Holdings, Inc. (x)	35,090	448,801
US Well Services, Inc.*	7,484	36,073

		13,294,461

Oil, Gas & Consumable Fuels (2.4%)
Abraxas Petroleum Corp.*	87,188	89,804
Altus Midstream Co.*	24,130	89,764
Arch Coal, Inc., Class A (x)	8,659	815,764
Ardmore Shipping Corp.*	16,293	132,788
Berry Petroleum Corp.	26,248	278,229
Bonanza Creek Energy, Inc.*	9,050	188,964
Brigham Minerals, Inc., Class A*	8,599	184,535
California Resources Corp. (x)*	22,222	437,329
Callon Petroleum Co.*	109,147	719,279
Carrizo Oil & Gas, Inc. (x)*	40,255	403,355
Chaparral Energy, Inc., Class A*	10,810	50,915
Clean Energy Fuels Corp.*	69,269	184,948
CNX Resources Corp.*	94,616	691,643
Comstock Resources, Inc.*	10,841	60,384
CONSOL Energy, Inc.*	12,952	344,653
Contura Energy, Inc.*	9,210	477,999
CVR Energy, Inc.	14,396	719,656
Delek US Holdings, Inc.	37,211	1,507,790
Denbury Resources, Inc. (x)*	208,075	258,013
DHT Holdings, Inc.	46,220	273,160
Diamond S Shipping, Inc.*	9,346	119,348
Dorian LPG Ltd.*	18,205	164,209
Earthstone Energy, Inc., Class A (x)*	7,947	48,636
Energy Fuels, Inc. (x)*	55,446	173,546
Evolution Petroleum Corp.	14,439	103,239
Extraction Oil & Gas, Inc.*	53,328	230,910
Falcon Minerals Corp.	15,326	128,738
GasLog Ltd.	19,984	287,770
Golar LNG Ltd. (x)	44,773	827,405
Goodrich Petroleum Corp.*	2,482	32,241
Green Plains, Inc.	20,792	224,138
Gulfport Energy Corp. (x)*	76,596	376,086
Hallador Energy Co.	7,574	42,642
HighPoint Resources Corp. (x)*	67,182	122,271
International Seaways, Inc.*	12,474	237,006
Isramco, Inc. (x)*	606	71,811
Jagged Peak Energy, Inc. (x)*	27,316	225,903
Laredo Petroleum, Inc.*	81,387	236,022
Magnolia Oil & Gas Corp., Class A*	49,267	570,512
Matador Resources Co.*	52,644	1,046,563
Midstates Petroleum Co., Inc. (x)*	10,754	63,341
Montage Resources Corp.*	10,543	64,312
NACCO Industries, Inc., Class A	2,149	111,619
NextDecade Corp. (x)*	6,677	42,199
Nordic American Tankers Ltd. (x)	71,900	168,246
Northern Oil and Gas, Inc. (x)*	119,805	231,224
Oasis Petroleum, Inc.*	155,596	883,785
Overseas Shipholding Group, Inc., Class A*	21,517	40,452
Panhandle Oil and Gas, Inc., Class A	7,678	100,121
Par Pacific Holdings, Inc.*	14,773	303,142
PDC Energy, Inc. (x)*	31,507	1,136,142

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Peabody Energy Corp.	35,311	$850,995
Penn Virginia Corp.*	6,316	193,775
PrimeEnergy Resources Corp.*	281	37,409
QEP Resources, Inc.*	116,566	842,772
Renewable Energy Group, Inc.*	16,992	269,493
REX American Resources Corp.*	2,646	192,893
Ring Energy, Inc.*	35,256	114,582
Roan Resources, Inc.*	27,713	48,221
Rosehill Resources, Inc.*	3,631	13,435
SandRidge Energy, Inc.*	14,765	102,174
Scorpio Tankers, Inc.	21,080	622,282
SemGroup Corp., Class A	35,942	431,304
Ship Finance International Ltd. (x)	40,191	502,789
SilverBow Resources, Inc.*	3,656	50,636
SM Energy Co.	54,596	683,542
Southwestern Energy Co.*	268,742	849,225
SRC Energy, Inc.*	112,931	560,138
Talos Energy, Inc.*	10,195	245,190
Teekay Corp.	43,902	151,023
Teekay Tankers Ltd., Class A*	102,355	131,014
Tellurian, Inc. (x)*	44,459	349,003
Ultra Petroleum Corp.*	6,693	1,205
Unit Corp.*	24,943	221,743
Uranium Energy Corp. (x)*	88,909	121,805
W&T Offshore, Inc.*	59,963	297,416
Whiting Petroleum Corp.*	44,362	828,682
World Fuel Services Corp.	32,154	1,156,258

		26,191,555

Total Energy		39,486,016

Financials (16.0%)
Banks (8.7%)
1st Constitution Bancorp	3,554	65,642
1st Source Corp.	7,188	333,523
ACNB Corp.	3,669	145,182
Allegiance Bancshares, Inc.*	8,574	285,857
Amalgamated Bank, Class A	7,721	134,731
Amerant Bancorp, Inc.*	7,832	154,369
American National Bankshares, Inc.	5,100	197,625
Ameris Bancorp	23,017	902,036
Ames National Corp.	4,719	127,885
Arrow Financial Corp.	5,783	200,844
Atlantic Capital Bancshares, Inc.*	11,799	201,999
Atlantic Union Bankshares Corp.	39,550	1,397,302
Banc of California, Inc.	25,167	351,583
BancFirst Corp.	8,780	488,695
Bancorp, Inc. (The)*	24,748	220,752
BancorpSouth Bank	46,210	1,341,938
Bank First National Corp.	2,310	159,298
Bank of Commerce Holdings	7,530	80,496
Bank of Marin Bancorp	6,475	265,605
Bank of NT Butterfield & Son Ltd. (The)	25,841	877,560
Bank of Princeton (The)	2,653	79,590
BankFinancial Corp.	8,230	115,138
Bankwell Financial Group, Inc.	4,209	120,798
Banner Corp.	16,848	912,319
Bar Harbor Bankshares	7,576	201,446
Baycom Corp.*	5,935	129,977
BCB Bancorp, Inc.	6,556	90,801
Berkshire Hills Bancorp, Inc.	24,638	773,387
Boston Private Financial Holdings, Inc.	38,213	461,231
Bridge Bancorp, Inc.	8,072	237,801
Brookline Bancorp, Inc.	37,650	579,057
Bryn Mawr Bank Corp.	9,322	347,897
Business First Bancshares, Inc.	6,143	156,339
Byline Bancorp, Inc.*	10,507	200,894
C&F Financial Corp.	1,544	84,318
Cadence Bancorp	61,084	1,270,547
Cambridge Bancorp (x)	2,093	170,580
Camden National Corp.	7,477	342,970
Capital Bancorp, Inc.*	5,710	70,233
Capital City Bank Group, Inc.	6,574	163,364
Capstar Financial Holdings, Inc.	7,281	110,307
Carolina Financial Corp.	9,738	341,706
Carter Bank & Trust*	9,481	187,250
Cathay General Bancorp	37,195	1,335,672
CBTX, Inc.	8,473	238,430
CenterState Bank Corp.	61,360	1,413,121
Central Pacific Financial Corp.	11,835	354,577
Central Valley Community Bancorp	6,459	138,675
Century Bancorp, Inc., Class A	1,576	138,530
Chemical Financial Corp.	33,973	1,396,630
Chemung Financial Corp.	1,760	85,078
Citizens & Northern Corp.	6,074	159,928
City Holding Co.	7,598	579,424
Civista Bancshares, Inc.	7,638	171,473
CNB Financial Corp.	6,852	193,501
Coastal Financial Corp.*	3,733	57,750
Codorus Valley Bancorp, Inc.	4,275	98,325
Colony Bankcorp, Inc.	2,885	48,901
Columbia Banking System, Inc.	35,351	1,278,999
Community Bank System, Inc.	23,858	1,570,811
Community Bankers Trust Corp.	9,979	84,522
Community Financial Corp. (The)	2,402	81,020
Community Trust Bancorp, Inc.	7,694	325,379
ConnectOne Bancorp, Inc.	16,127	365,438
Customers Bancorp, Inc.*	13,320	279,720
CVB Financial Corp.	67,132	1,411,786
DNB Financial Corp.	1,549	68,884
Eagle Bancorp, Inc.	17,186	930,278
Enterprise Bancorp, Inc.	4,999	158,518
Enterprise Financial Services Corp.	11,373	473,117
Equity Bancshares, Inc., Class A*	7,258	193,498
Esquire Financial Holdings, Inc.*	3,218	80,933
Evans Bancorp, Inc.	2,343	88,401
Farmers & Merchants Bancorp, Inc. (x)	4,508	131,273
Farmers National Banc Corp.	12,343	183,047
FB Financial Corp.	7,922	289,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity D&D Bancorp, Inc. (x)	1,572	$105,638
Fidelity Southern Corp.	10,576	327,539
Financial Institutions, Inc.	7,582	221,015
First Bancorp (Nasdaq Stock Exchange)	13,797	502,487
First Bancorp (Quotrix Stock Exchange)	106,708	1,178,056
First Bancorp, Inc.	5,386	144,614
First Bancshares, Inc. (The)	7,370	223,606
First Bank	7,679	90,152
First Busey Corp.	25,262	667,169
First Business Financial Services, Inc.	3,810	89,535
First Capital, Inc.	1,228	62,063
First Choice Bancorp	4,794	109,016
First Commonwealth Financial Corp.	41,768	562,615
First Community Bankshares, Inc.	7,193	242,836
First Financial Bancorp	46,441	1,124,801
First Financial Bankshares, Inc.	62,637	1,928,593
First Financial Corp.	5,915	237,546
First Financial Northwest, Inc.	3,994	56,515
First Foundation, Inc.	18,405	247,363
First Guaranty Bancshares, Inc.	2,600	54,210
First Internet Bancorp	5,654	121,787
First Interstate BancSystem, Inc., Class A	18,245	722,684
First Merchants Corp.	23,689	897,813
First Mid Bancshares, Inc.	6,563	229,180
First Midwest Bancorp, Inc.	49,148	1,006,060
First Northwest Bancorp	4,754	77,253
First of Long Island Corp. (The)	11,035	221,583
Flushing Financial Corp.	13,210	293,262
FNCB Bancorp, Inc.	6,453	49,946
Franklin Financial Network, Inc.	6,963	193,989
Franklin Financial Services Corp.	1,758	67,015
Fulton Financial Corp.	78,738	1,288,941
FVCBankcorp, Inc. (x)*	6,222	120,831
German American Bancorp, Inc.	11,079	333,700
Glacier Bancorp, Inc.	40,838	1,655,981
Great Southern Bancorp, Inc.	4,981	298,113
Great Western Bancorp, Inc.	26,551	948,402
Guaranty Bancshares, Inc.	4,564	142,169
Hancock Whitney Corp.	41,090	1,646,065
Hanmi Financial Corp.	14,058	313,072
HarborOne Bancorp, Inc.*	8,548	160,104
Hawthorn Bancshares, Inc.	2,169	58,129
Heartland Financial USA, Inc.	16,012	716,217
Heritage Commerce Corp.	19,331	236,805
Heritage Financial Corp.	17,453	515,562
Hilltop Holdings, Inc.	36,064	767,081
Home BancShares, Inc.	75,842	1,460,717
HomeTrust Bancshares, Inc.	7,802	196,142
Hope Bancorp, Inc.	56,491	778,446
Horizon Bancorp, Inc.	17,112	279,610
Howard Bancorp, Inc.*	6,783	102,898
IBERIABANK Corp.	26,095	1,979,306
Independent Bank Corp./MA	16,202	1,233,782
Independent Bank Corp./MI	10,756	234,373
Independent Bank Group, Inc.	17,616	968,175
International Bancshares Corp.	26,654	1,005,122
Investar Holding Corp.	4,623	110,259
Investors Bancorp, Inc.	113,154	1,261,667
Lakeland Bancorp, Inc.	22,059	356,253
Lakeland Financial Corp.	11,737	549,644
LCNB Corp.	6,342	120,498
LegacyTexas Financial Group, Inc.	22,554	918,173
Level One Bancorp, Inc. (x)	3,591	89,739
Live Oak Bancshares, Inc. (x)	12,862	220,583
Macatawa Bank Corp.	13,550	139,023
Mackinac Financial Corp.	3,408	53,846
MainStreet Bancshares, Inc.*	2,971	67,709
Malvern Bancorp, Inc.*	3,829	84,276
MBT Financial Corp.	7,611	76,262
Mercantile Bank Corp.	7,424	241,874
Metropolitan Bank Holding Corp.*	3,628	159,632
Mid Penn Bancorp, Inc.	3,599	89,795
Midland States Bancorp, Inc.	9,739	260,226
MidSouth Bancorp, Inc.	7,669	90,878
MidWestOne Financial Group, Inc.	5,895	164,824
MutualFirst Financial, Inc.	3,243	110,392
MVB Financial Corp.	4,484	76,049
National Bank Holdings Corp., Class A	14,266	517,856
National Bankshares, Inc.	3,580	139,369
NBT Bancorp, Inc.	20,365	763,891
Nicolet Bankshares, Inc.*	3,652	226,643
Northeast Bank	3,807	104,997
Northrim Bancorp, Inc.	3,957	141,107
Norwood Financial Corp. (x)	2,609	90,819
Oak Valley Bancorp (x)	2,881	56,324
OFG Bancorp	26,627	632,924
Ohio Valley Banc Corp.	1,941	74,864
Old Line Bancshares, Inc.	7,386	196,541
Old National Bancorp	84,259	1,397,857
Old Second Bancorp, Inc.	14,310	182,739
Opus Bank	11,417	241,013
Origin Bancorp, Inc. (x)	9,026	297,858
Orrstown Financial Services, Inc.	4,664	102,561
Pacific City Financial Corp.	6,908	117,712
Pacific Mercantile Bancorp*	9,368	77,286
Pacific Premier Bancorp, Inc.	29,903	923,405
Park National Corp.	6,757	671,578
Parke Bancorp, Inc.	4,333	103,775
Peapack Gladstone Financial Corp.	8,680	244,082
Penns Woods Bancorp, Inc.	2,229	100,862
Peoples Bancorp of North Carolina, Inc.	2,102	63,165
Peoples Bancorp, Inc.	8,064	260,145
Peoples Financial Services Corp.	3,072	138,209
People’s Utah Bancorp	7,256	213,326
Preferred Bank	7,785	367,841
Premier Financial Bancorp, Inc.	6,084	91,260
QCR Holdings, Inc.	6,435	224,388

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
RBB Bancorp	8,249	$159,536
Red River Bancshares, Inc.*	342	16,570
Reliant Bancorp, Inc.	5,224	123,443
Renasant Corp.	27,788	998,701
Republic Bancorp, Inc., Class A	4,572	227,457
Republic First Bancorp, Inc.*	24,198	118,812
S&T Bancorp, Inc.	16,233	608,413
Sandy Spring Bancorp, Inc.	16,435	573,253
SB One Bancorp	4,148	92,708
Seacoast Banking Corp. of Florida*	24,568	625,010
Select Bancorp, Inc.*	8,148	93,213
ServisFirst Bancshares, Inc.	22,955	786,438
Shore Bancshares, Inc.	6,299	102,926
Sierra Bancorp	7,085	192,145
Simmons First National Corp., Class A	44,773	1,041,420
SmartFinancial, Inc.*	6,729	145,952
South Plains Financial, Inc.*	1,687	27,836
South State Corp.	17,040	1,255,337
Southern First Bancshares, Inc.*	3,842	150,453
Southern National Bancorp of Virginia, Inc.	10,581	161,995
Southside Bancshares, Inc.	16,791	543,693
Spirit of Texas Bancshares, Inc.*	6,688	150,480
Stock Yards Bancorp, Inc.	10,261	370,935
Summit Financial Group, Inc.	5,705	153,179
Tompkins Financial Corp.	7,263	592,661
Towne Bank	31,758	866,358
TriCo Bancshares	13,609	514,420
TriState Capital Holdings, Inc.*	11,199	238,987
Triumph Bancorp, Inc.*	10,769	312,839
Trustmark Corp.	31,227	1,038,298
UMB Financial Corp.	21,373	1,406,771
Union Bankshares, Inc. (x)	1,952	72,244
United Bankshares, Inc.	46,859	1,738,000
United Community Banks, Inc.	34,045	972,325
United Security Bancshares	5,895	67,144
Unity Bancorp, Inc.	3,929	89,188
Univest Financial Corp.	13,301	349,284
Valley National Bancorp	155,955	1,681,195
Veritex Holdings, Inc.	25,988	674,389
Washington Trust Bancorp, Inc.	8,152	425,371
WesBanco, Inc.	25,565	985,531
West Bancorporation, Inc.	7,765	164,773
Westamerica Bancorp	13,238	815,593

		94,713,415

Capital Markets (1.3%)
Ares Management Corp.	31,407	821,921
Artisan Partners Asset Management, Inc., Class A	23,115	636,125
Associated Capital Group, Inc., Class A (x)	2,209	82,617
B. Riley Financial, Inc.	11,214	233,924
Blucora, Inc.*	23,236	705,677
BrightSphere Investment Group plc	34,189	390,096
Cohen & Steers, Inc.	11,833	608,690
Cowen, Inc., Class A (x)*	14,313	246,040
Diamond Hill Investment Group, Inc.	1,562	221,367
Donnelley Financial Solutions, Inc.*	14,615	194,964
Federated Investors, Inc., Class B	46,658	1,516,385
Focus Financial Partners, Inc., Class A*	14,161	386,737
GAIN Capital Holdings, Inc. (x)	16,331	67,447
GAMCO Investors, Inc., Class A	4,250	81,472
Greenhill & Co., Inc.	9,504	129,159
Hamilton Lane, Inc., Class A	10,584	603,923
Houlihan Lokey, Inc.	17,215	766,584
INTL. FCStone, Inc.*	7,249	286,988
Ladenburg Thalmann Financial Services, Inc.	57,537	197,352
Moelis & Co., Class A	22,325	780,259
Och-Ziff Capital Management Group, Inc., Class A	7,962	182,808
Oppenheimer Holdings, Inc., Class A	5,914	160,979
Piper Jaffray Cos.	7,327	544,176
PJT Partners, Inc., Class A	10,479	424,609
Pzena Investment Management, Inc., Class A	11,656	100,125
Safeguard Scientifics, Inc. (x)*	10,350	124,925
Siebert Financial Corp. (x)*	4,440	39,960
Silvercrest Asset Management Group, Inc., Class A	3,981	55,853
Stifel Financial Corp.	32,754	1,934,451
Value Line, Inc.	1,188	32,682
Virtus Investment Partners, Inc.	3,033	325,744
Waddell & Reed Financial, Inc., Class A	36,404	606,855
Westwood Holdings Group, Inc.	4,404	155,021
WisdomTree Investments, Inc. (x)	64,583	398,477

		14,044,392

Consumer Finance (0.6%)
Curo Group Holdings Corp. (x)*	13,055	144,258
Elevate Credit, Inc.*	17,275	71,173
Encore Capital Group, Inc. (x)*	14,472	490,167
Enova International, Inc.*	15,618	359,995
EZCORP, Inc., Class A (x)*	23,228	219,969
FirstCash, Inc.	20,422	2,042,608
Green Dot Corp., Class A*	23,568	1,152,475
LendingClub Corp.*	158,179	518,827
Medallion Financial Corp.*	8,580	57,829
Nelnet, Inc., Class A	8,645	511,957
PRA Group, Inc.*	22,618	636,471
Regional Management Corp.*	5,529	145,800
World Acceptance Corp.*	3,017	495,120

		6,846,649

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	13,967	290,932
Cannae Holdings, Inc.*	32,904	953,558
FGL Holdings	68,507	575,459
GWG Holdings, Inc.	1,033	7,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Marlin Business Services Corp.	5,051	$125,921
On Deck Capital, Inc.*	36,333	150,782

		2,104,028

Insurance (2.1%)
Ambac Financial Group, Inc.*	23,002	387,584
American Equity Investment Life Holding Co.	43,113	1,170,949
AMERISAFE, Inc.	8,549	545,170
Argo Group International Holdings Ltd.	15,832	1,172,360
Citizens, Inc. (x)*	24,001	175,207
CNO Financial Group, Inc.	76,739	1,280,006
Crawford & Co., Class A	6,456	67,982
Crawford & Co., Class B	596	5,549
Donegal Group, Inc., Class A	6,309	96,338
eHealth, Inc.*	10,777	927,900
EMC Insurance Group, Inc.	5,017	180,762
Employers Holdings, Inc.	13,914	588,145
Enstar Group Ltd.*	5,566	970,042
FBL Financial Group, Inc., Class A	5,036	321,297
FedNat Holding Co.	6,458	92,156
Genworth Financial, Inc., Class A*	243,055	901,734
Global Indemnity Ltd.	4,912	152,075
Goosehead Insurance, Inc., Class A (x)	6,892	329,438
Greenlight Capital Re Ltd., Class A (x)*	17,037	144,644
Hallmark Financial Services, Inc.*	9,466	134,701
HCI Group, Inc.	3,560	144,073
Health Insurance Innovations, Inc., Class A (x)*	8,192	212,337
Heritage Insurance Holdings, Inc.	13,871	213,752
Horace Mann Educators Corp.	18,891	761,118
Independence Holding Co.	3,054	118,251
Investors Title Co.	785	131,095
James River Group Holdings Ltd.	13,534	634,745
Kinsale Capital Group, Inc.	9,445	864,029
MBIA, Inc.*	40,970	381,431
National General Holdings Corp.	31,587	724,606
National Western Life Group, Inc., Class A	1,094	281,158
NI Holdings, Inc.*	6,424	113,127
Palomar Holdings, Inc.*	2,975	71,519
ProAssurance Corp.	25,073	905,386
Protective Insurance Corp., Class B	5,954	103,421
RLI Corp.	19,512	1,672,373
Safety Insurance Group, Inc.	7,015	667,337
Selective Insurance Group, Inc.	28,613	2,142,828
State Auto Financial Corp.	7,490	262,150
Stewart Information Services Corp.	11,166	452,111
Third Point Reinsurance Ltd.*	36,220	373,790
Tiptree, Inc.	10,654	67,120
Trupanion, Inc. (x)*	13,394	483,925
United Fire Group, Inc.	10,624	514,839
United Insurance Holdings Corp.	11,061	157,730
Universal Insurance Holdings, Inc.	14,492	404,327
Watford Holdings Ltd.*	8,244	226,050

		22,728,667

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AG Mortgage Investment Trust, Inc. (REIT)	14,225	226,177
Anworth Mortgage Asset Corp. (REIT)	46,645	176,785
Apollo Commercial Real Estate Finance, Inc. (REIT)	74,130	1,363,251
Ares Commercial Real Estate Corp. (REIT)	12,592	187,117
Arlington Asset Investment Corp. (REIT), Class A (x)	19,357	133,176
ARMOUR Residential REIT, Inc. (REIT)	28,997	540,504
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	61,528	2,189,166
Capstead Mortgage Corp. (REIT)	44,657	372,886
Cherry Hill Mortgage Investment Corp. (REIT)	8,358	133,728
Colony Credit Real Estate, Inc. (REIT)	38,133	591,062
Dynex Capital, Inc. (REIT)	14,474	242,440
Ellington Financial, Inc. (REIT)	12,487	224,391
Exantas Capital Corp. (REIT)	14,803	167,422
Granite Point Mortgage Trust, Inc. (REIT)	28,087	538,990
Great Ajax Corp. (REIT)	8,886	124,404
Invesco Mortgage Capital, Inc. (REIT)	62,567	1,008,580
KKR Real Estate Finance Trust, Inc. (REIT)	11,288	224,857
Ladder Capital Corp. (REIT)	50,192	833,689
New York Mortgage Trust, Inc. (REIT)	95,756	593,687
Orchid Island Capital, Inc. (REIT) (x)	27,675	176,013
PennyMac Mortgage Investment Trust (REIT)‡	36,315	792,756
Ready Capital Corp. (REIT)	14,154	210,895
Redwood Trust, Inc. (REIT)	46,452	767,852
TPG RE Finance Trust, Inc. (REIT)	24,152	465,892
Western Asset Mortgage Capital Corp. (REIT)	21,777	217,334

		12,503,054

Thrifts & Mortgage Finance (1.9%)
Axos Financial, Inc.*	28,920	788,070
Bank7 Corp.*	3,621	66,952
Bridgewater Bancshares, Inc.*	13,516	155,975
Capitol Federal Financial, Inc.	65,962	908,297
Columbia Financial, Inc.*	24,314	367,141
Dime Community Bancshares, Inc.	13,535	257,030

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Entegra Financial Corp.*	3,706	$111,625
ESSA Bancorp, Inc.	3,692	56,303
Essent Group Ltd.*	47,027	2,209,799
Federal Agricultural Mortgage Corp., Class C	4,350	316,071
First Defiance Financial Corp.	8,995	256,987
Flagstar Bancorp, Inc.	13,420	444,739
FS Bancorp, Inc.	2,391	124,021
Greene County Bancorp, Inc.	1,851	54,456
Hingham Institution for Savings	812	160,784
Home Bancorp, Inc.	4,161	160,115
HomeStreet, Inc.*	11,849	351,204
Kearny Financial Corp.	44,049	585,411
Luther Burbank Corp.	11,345	123,547
Merchants Bancorp	5,897	100,426
Meridian Bancorp, Inc.	24,595	440,005
Meta Financial Group, Inc.	16,596	465,518
MMA Capital Holdings, Inc.*	1,908	63,861
Mr Cooper Group, Inc. (x)*	35,465	284,075
NMI Holdings, Inc., Class A*	31,768	901,894
Northfield Bancorp, Inc.	23,329	364,166
Northwest Bancshares, Inc.	47,675	839,557
OceanFirst Financial Corp.	23,745	590,063
Ocwen Financial Corp.*	86,765	179,604
OP Bancorp	6,687	72,487
Oritani Financial Corp.	18,179	322,495
PCSB Financial Corp.	8,356	169,209
PDL Community Bancorp (x)*	4,950	70,735
PennyMac Financial Services, Inc.‡	5,508	1,11,077
Provident Bancorp, Inc.*	2,284	63,929
Provident Financial Holdings, Inc.	2,238	46,976
Provident Financial Services, Inc.	29,522	715,908
Prudential Bancorp, Inc.	4,546	86,010
Radian Group, Inc.	101,395	2,316,876
Riverview Bancorp, Inc.	10,283	87,817
Southern Missouri Bancorp, Inc.	4,139	144,161
Sterling Bancorp, Inc.	11,601	115,662
Territorial Bancorp, Inc.	4,265	131,789
Timberland Bancorp, Inc.	3,838	114,679
TrustCo Bank Corp.	47,857	379,027
United Community Financial Corp.	23,050	220,588
United Financial Bancorp, Inc.	28,176	399,536
Walker & Dunlop, Inc.	13,439	715,089
Washington Federal, Inc.	39,853	1,392,065
Waterstone Financial, Inc.	11,992	204,584
Western New England Bancorp, Inc.	13,428	125,418
WSFS Financial Corp.	25,670	1,060,171

		20,793,984

Total Financials		173,734,189

Health Care (15.5%)
Biotechnology (7.1%)
Abeona Therapeutics, Inc.*	25,739	123,032
ACADIA Pharmaceuticals, Inc. (x)*	52,033	1,390,842
Acceleron Pharma, Inc.*	21,571	886,137
Achillion Pharmaceuticals, Inc.*	86,211	231,045
Acorda Therapeutics, Inc.*	31,345	240,416
Adamas Pharmaceuticals, Inc. (x)*	16,873	104,613
ADMA Biologics, Inc. (x)*	9,513	36,815
Aduro Biotech, Inc.*	39,815	61,315
Adverum Biotechnologies, Inc.*	25,870	307,594
Aeglea BioTherapeutics, Inc.*	9,104	62,362
Affimed NV*	20,955	60,141
Agenus, Inc. (x)*	73,710	221,130
AgeX Therapeutics, Inc. (x)*	7,401	27,162
Aimmune Therapeutics, Inc. (x)*	20,559	428,038
Akcea Therapeutics, Inc.*	7,025	164,736
Akebia Therapeutics, Inc.*	57,737	279,447
Albireo Pharma, Inc. (x)*	5,550	178,932
Alder Biopharmaceuticals, Inc. (x)*	35,582	418,800
Aldeyra Therapeutics, Inc. (x)*	8,430	50,580
Alector, Inc.*	5,819	110,561
Allakos, Inc. (x)*	7,836	339,534
Allogene Therapeutics, Inc. (x)*	18,877	506,847
AMAG Pharmaceuticals, Inc. (x)*	16,213	161,968
Amicus Therapeutics, Inc.*	112,781	1,407,507
AnaptysBio, Inc.*	11,348	640,254
Anavex Life Sciences Corp.*	14,938	50,341
Anika Therapeutics, Inc.*	7,046	286,209
Apellis Pharmaceuticals, Inc.*	23,519	595,971
Arcus Biosciences, Inc. (x)*	17,372	138,107
Ardelyx, Inc.*	17,101	46,002
Arena Pharmaceuticals, Inc.*	24,104	1,413,218
ArQule, Inc. (x)*	53,149	585,171
Array BioPharma, Inc.*	108,550	5,029,121
Arrowhead Pharmaceuticals, Inc. (x)*	45,192	1,197,588
Assembly Biosciences, Inc.*	11,868	160,099
Atara Biotherapeutics, Inc.*	20,337	408,977
Athenex, Inc. (x)*	28,816	570,557
Athersys, Inc. (x)*	57,951	97,358
Audentes Therapeutics, Inc.*	20,361	770,867
Avid Bioservices, Inc.*	25,788	144,413
Avrobio, Inc.*	9,257	150,519
Bellicum Pharmaceuticals, Inc.*	2,997	5,095
Beyondspring, Inc.*	4,226	100,156
BioCryst Pharmaceuticals, Inc.*	49,856	188,954
Biohaven Pharmaceutical Holding Co. Ltd.*	15,285	669,330
BioSpecifics Technologies Corp.*	2,906	173,517
BioTime, Inc. (x)*	34,276	37,704
Bioxcel Therapeutics, Inc.*	2,098	22,994
Blueprint Medicines Corp.*	23,793	2,244,394
Calithera Biosciences, Inc.*	14,559	56,780
Calyxt, Inc. (x)*	7,645	95,410
Cara Therapeutics, Inc. (x)*	15,666	336,819
CareDx, Inc.*	19,810	712,962
CASI Pharmaceuticals, Inc. (x)*	30,105	96,336
Catalyst Pharmaceuticals, Inc. (x)*	52,996	203,505
Celcuity, Inc.*	1,955	48,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cellular Biomedicine Group, Inc.*	6,602	$109,131
CEL-SCI Corp.*	19,271	161,491
Checkpoint Therapeutics, Inc.*	8,021	24,304
ChemoCentryx, Inc.*	20,477	190,436
Chimerix, Inc.*	19,420	83,894
Clovis Oncology, Inc.*	22,490	334,426
Coherus Biosciences, Inc. (x)*	30,138	666,050
Concert Pharmaceuticals, Inc.*	14,143	169,716
Constellation Pharmaceuticals, Inc. (x)*	6,872	84,388
Corbus Pharmaceuticals Holdings, Inc. (x)*	36,936	255,966
Cortexyme, Inc.*	1,905	80,982
Crinetics Pharmaceuticals, Inc.*	5,842	146,050
Cue Biopharma, Inc. (x)*	5,324	47,863
Cyclerion Therapeutics, Inc.*	11,966	137,011
Cytokinetics, Inc.*	26,456	297,630
CytomX Therapeutics, Inc.*	21,568	241,993
Deciphera Pharmaceuticals, Inc. (x)*	8,939	201,574
Denali Therapeutics, Inc.*	22,884	475,072
Dicerna Pharmaceuticals, Inc.*	25,781	406,051
Dynavax Technologies Corp. (x)*	43,860	175,001
Eagle Pharmaceuticals, Inc.*	4,427	246,495
Editas Medicine, Inc.*	23,469	580,623
Eidos Therapeutics, Inc. (x)*	7,948	247,024
Eiger BioPharmaceuticals, Inc.*	11,056	117,194
Emergent BioSolutions, Inc.*	21,741	1,050,308
Enanta Pharmaceuticals, Inc.*	7,871	664,155
Epizyme, Inc.*	37,822	474,666
Esperion Therapeutics, Inc. (x)*	11,376	529,212
Evelo Biosciences, Inc. (x)*	9,482	85,148
Fate Therapeutics, Inc.*	24,290	493,087
FibroGen, Inc.*	37,313	1,685,801
Five Prime Therapeutics, Inc.*	20,675	124,670
Flexion Therapeutics, Inc.*	15,963	196,345
Forty Seven, Inc.*	8,837	93,672
G1 Therapeutics, Inc.*	16,473	505,062
Galectin Therapeutics, Inc.*	11,222	46,571
Genomic Health, Inc.*	12,481	726,020
Geron Corp. (x)*	98,357	138,683
Global Blood Therapeutics, Inc. (x)*	26,545	1,396,267
GlycoMimetics, Inc.*	16,971	202,294
Gossamer Bio, Inc.*	10,161	225,371
Gritstone Oncology, Inc. (x)*	13,872	154,534
Halozyme Therapeutics, Inc.*	69,780	1,198,820
Harpoon Therapeutics, Inc. (x)*	1,831	23,803
Heron Therapeutics, Inc. (x)*	34,581	642,861
Homology Medicines, Inc.*	11,360	222,315
ImmunoGen, Inc.*	98,189	213,070
Immunomedics, Inc. (x)*	85,304	1,183,166
Inovio Pharmaceuticals, Inc. (x)*	57,412	168,791
Insmed, Inc.*	36,276	928,666
Intellia Therapeutics, Inc. (x)*	16,668	272,855
Intercept Pharmaceuticals, Inc. (x)*	11,616	924,285
Intrexon Corp. (x)*	33,815	259,023
Invitae Corp.*	42,253	992,946
Iovance Biotherapeutics, Inc. (x)*	55,904	1,370,766
Ironwood Pharmaceuticals, Inc.*	74,878	819,165
Jounce Therapeutics, Inc.*	7,344	36,353
Kadmon Holdings, Inc. (x)*	73,604	151,624
KalVista Pharmaceuticals, Inc.*	5,862	129,843
Karyopharm Therapeutics, Inc. (x)*	36,397	218,018
Kezar Life Sciences, Inc. (x)*	7,135	55,011
Kindred Biosciences, Inc.*	18,906	157,487
Kiniksa Pharmaceuticals Ltd., Class A*	8,755	118,543
Kodiak Sciences, Inc.*	13,304	155,657
Krystal Biotech, Inc.*	5,149	207,350
Kura Oncology, Inc.*	12,540	246,913
La Jolla Pharmaceutical Co. (x)*	11,558	106,912
Lexicon Pharmaceuticals, Inc. (x)*	24,976	157,099
Ligand Pharmaceuticals, Inc.*	9,342	1,066,389
LogicBio Therapeutics, Inc. (x)*	3,118	40,534
MacroGenics, Inc.*	23,186	393,466
Madrigal Pharmaceuticals, Inc. (x)*	3,419	358,345
Magenta Therapeutics, Inc.*	10,076	148,621
MannKind Corp. (x)*	59,519	68,447
Marker Therapeutics, Inc.*	15,629	123,782
MediciNova, Inc. (x)*	18,824	181,275
MEI Pharma, Inc.*	23,713	59,283
MeiraGTx Holdings plc*	8,332	223,964
Mersana Therapeutics, Inc.*	14,397	58,308
Millendo Therapeutics, Inc.*	3,268	37,778
Minerva Neurosciences, Inc.*	15,623	87,958
Mirati Therapeutics, Inc.*	12,194	1,255,982
Molecular Templates, Inc.*	7,024	58,650
Momenta Pharmaceuticals, Inc.*	44,234	550,713
Mustang Bio, Inc.*	9,687	35,648
Myriad Genetics, Inc.*	33,509	930,880
Natera, Inc.*	27,270	752,107
Neon Therapeutics, Inc.*	6,355	30,123
NextCure, Inc.*	1,806	27,054
Novavax, Inc. (x)*	10,225	59,919
Oncocyte Corp.*	7,480	18,625
OPKO Health, Inc. (x)*	156,599	382,102
Organogenesis Holdings, Inc.*	4,066	30,902
Palatin Technologies, Inc.*	69,402	80,506
PDL BioPharma, Inc.*	56,520	177,473
Pfenex, Inc.*	9,097	61,314
PhaseBio Pharmaceuticals, Inc.*	6,274	82,315
Pieris Pharmaceuticals, Inc. (x)*	15,840	74,448
PolarityTE, Inc. (x)*	9,683	55,193
Portola Pharmaceuticals, Inc. (x)*	31,020	841,573
Precision BioSciences, Inc.*	5,489	72,729
Principia Biopharma, Inc.*	6,060	201,131
Progenics Pharmaceuticals, Inc. (x)*	40,000	246,800
Protagonist Therapeutics, Inc.*	7,976	96,589
Prothena Corp. plc*	18,490	195,439
PTC Therapeutics, Inc.*	26,928	1,211,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Puma Biotechnology, Inc.*	14,004	$177,991
Ra Pharmaceuticals, Inc.*	15,296	459,951
Radius Health, Inc.*	21,981	535,457
Recro Pharma, Inc.*	5,790	58,884
REGENXBIO, Inc.*	15,916	817,605
Repligen Corp.*	23,101	1,985,531
Replimune Group, Inc. (x)*	8,174	119,831
Retrophin, Inc.*	18,608	373,835
Rhythm Pharmaceuticals, Inc. (x)*	10,094	222,068
Rigel Pharmaceuticals, Inc.*	104,770	273,450
Rocket Pharmaceuticals, Inc.*	13,648	204,720
Rubius Therapeutics, Inc. (x)*	17,158	269,895
Sangamo Therapeutics, Inc. (x)*	51,863	558,565
Savara, Inc.*	15,261	36,169
Scholar Rock Holding Corp. (x)*	8,402	133,256
Seres Therapeutics, Inc. (x)*	13,486	43,425
Solid Biosciences, Inc. (x)*	6,309	36,277
Sorrento Therapeutics, Inc. (x)*	71,503	190,913
Spark Therapeutics, Inc.*	16,712	1,710,975
Spectrum Pharmaceuticals, Inc.*	50,595	435,623
Spero Therapeutics, Inc.*	3,230	37,177
Stemline Therapeutics, Inc.*	23,428	358,917
Sutro Biopharma, Inc.*	5,686	64,707
Syndax Pharmaceuticals, Inc.*	6,891	64,155
Synlogic, Inc.*	4,633	42,160
Synthorx, Inc. (x)*	3,670	49,582
Syros Pharmaceuticals, Inc. (x)*	14,958	138,511
TCR2 Therapeutics, Inc.*	1,017	14,553
TG Therapeutics, Inc. (x)*	45,058	389,752
Tocagen, Inc. (x)*	8,218	54,896
Translate Bio, Inc. (x)*	17,954	226,759
Turning Point Therapeutics, Inc.*	4,411	179,528
Twist Bioscience Corp.*	9,999	290,071
Tyme Technologies, Inc. (x)*	47,523	57,978
Ultragenyx Pharmaceutical, Inc. (x)*	26,215	1,664,651
UNITY Biotechnology, Inc.*	14,384	136,648
UroGen Pharma Ltd.*	9,119	327,737
Vanda Pharmaceuticals, Inc.*	24,261	341,837
VBI Vaccines, Inc.*	29,197	34,160
Veracyte, Inc.*	21,410	610,399
Vericel Corp.*	21,979	415,183
Viking Therapeutics, Inc. (x)*	29,180	242,194
Voyager Therapeutics, Inc.*	13,400	364,748
X4 Pharmaceuticals, Inc.*	2,429	36,435
XBiotech, Inc.*	8,313	63,013
Xencor, Inc.*	23,063	943,969
Y-mAbs Therapeutics, Inc.*	9,981	228,265
ZIOPHARM Oncology, Inc. (x)*	76,624	446,718

		77,157,979

Health Care Equipment & Supplies (3.5%)
Accuray, Inc.*	49,697	192,327
Alphatec Holdings, Inc.*	10,386	47,152
AngioDynamics, Inc.*	17,465	343,886
Antares Pharma, Inc.*	77,578	255,232
Apyx Medical Corp.*	11,587	77,865
AtriCure, Inc.*	17,312	516,590
Atrion Corp.	698	595,213
Avanos Medical, Inc.*	22,861	996,968
Avedro, Inc.*	3,055	60,000
Axogen, Inc.*	15,998	316,760
Axonics Modulation Technologies, Inc. (x)*	8,875	363,609
BioLife Solutions, Inc.*	4,122	69,868
BioSig Technologies, Inc.*	5,452	51,194
Cardiovascular Systems, Inc.*	16,884	724,830
Cerus Corp.*	61,651	346,479
Conformis, Inc.*	37,827	164,926
CONMED Corp.	13,261	1,134,744
Corindus Vascular Robotics, Inc.*	46,252	137,831
CryoLife, Inc.*	16,787	502,435
CryoPort, Inc.*	14,018	256,810
Cutera, Inc.*	7,633	158,614
CytoSorbents Corp. (x)*	16,336	107,981
ElectroCore, Inc. (x)*	4,607	9,214
GenMark Diagnostics, Inc.*	24,904	161,627
Glaukos Corp.*	17,403	1,312,186
Globus Medical, Inc., Class A*	36,260	1,533,798
Haemonetics Corp.*	24,716	2,974,323
Heska Corp.*	3,133	266,838
Inogen, Inc.*	8,658	578,008
Integer Holdings Corp.*	15,474	1,298,578
IntriCon Corp. (x)*	4,170	97,411
Invacare Corp.	18,581	96,435
iRadimed Corp. (x)*	3,734	76,360
iRhythm Technologies, Inc.*	11,911	941,922
Lantheus Holdings, Inc.*	18,077	511,579
LeMaitre Vascular, Inc.	8,531	238,697
LivaNova plc*	23,598	1,698,112
Meridian Bioscience, Inc.	19,977	237,327
Merit Medical Systems, Inc.*	25,717	1,531,705
Mesa Laboratories, Inc.	1,667	407,315
Misonix, Inc.*	2,559	65,050
Natus Medical, Inc.*	16,544	425,015
Neogen Corp.*	24,501	1,521,757
Neuronetics, Inc.*	7,444	93,124
Nevro Corp.*	14,286	926,161
Novocure Ltd.*	41,288	2,610,640
NuVasive, Inc.*	25,274	1,479,540
OraSure Technologies, Inc.*	28,503	264,508
Orthofix Medical, Inc.*	8,812	465,979
OrthoPediatrics Corp.*	5,053	197,067
Oxford Immunotec Global plc*	414	5,697
Pulse Biosciences, Inc. (x)*	7,871	103,897
Quidel Corp.*	17,231	1,022,143
Rockwell Medical, Inc. (x)*	26,611	80,099
RTI Surgical Holdings, Inc.*	25,466	108,231
SeaSpine Holdings Corp.*	8,647	114,573
Senseonics Holdings, Inc. (x)*	71,725	146,319
Shockwave Medical, Inc.*	3,801	216,999
SI-BONE, Inc.*	9,095	184,992
Sientra, Inc. (x)*	25,489	157,012
Silk Road Medical, Inc.*	4,222	204,598
Soliton, Inc.*	762	11,201
STAAR Surgical Co.*	20,311	596,737
Surmodics, Inc.*	5,919	255,523
Tactile Systems Technology, Inc.*	8,719	496,286

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tandem Diabetes Care, Inc.*	27,013	$1,742,879
TransEnterix, Inc. (x)*	101,942	138,641
TransMedics Group, Inc.*	4,397	127,469
Utah Medical Products, Inc.	1,835	175,610
Vapotherm, Inc.*	4,420	101,660
Varex Imaging Corp.*	17,748	543,976
ViewRay, Inc. (x)*	31,060	273,639
Wright Medical Group NV*	61,454	1,832,558
Zynex, Inc.	5,419	48,717

		38,131,046

Health Care Providers & Services (1.8%)
Addus HomeCare Corp.*	4,872	365,156
Amedisys, Inc.*	15,320	1,860,001
American Renal Associates Holdings, Inc.*	10,883	80,970
AMN Healthcare Services, Inc.*	22,406	1,215,525
Apollo Medical Holdings, Inc. (x)*	5,296	88,496
Avalon GloboCare Corp.*	7,542	19,609
BioScrip, Inc. (x)*	64,656	168,106
BioTelemetry, Inc.*	15,848	763,081
Brookdale Senior Living, Inc.*	86,898	626,535
Catasys, Inc.*	3,557	68,366
Community Health Systems, Inc. (x)*	66,020	176,273
CorVel Corp.*	4,038	351,346
Cross Country Healthcare, Inc.*	19,707	184,852
Diplomat Pharmacy, Inc.*	34,224	208,424
Ensign Group, Inc. (The)	24,345	1,385,717
Enzo Biochem, Inc.*	18,355	61,856
Genesis Healthcare, Inc.*	48,255	59,836
Hanger, Inc.*	17,607	337,174
HealthEquity, Inc.*	29,862	1,952,975
Joint Corp. (The)*	4,544	82,701
LHC Group, Inc.*	14,521	1,736,421
Magellan Health, Inc.*	10,590	786,096
National HealthCare Corp.	5,495	445,919
National Research Corp.	6,530	376,063
Owens & Minor, Inc.	28,749	91,997
Patterson Cos., Inc.	40,693	931,870
PetIQ, Inc.*	9,770	322,019
Providence Service Corp. (The)*	5,858	335,898
R1 RCM, Inc.*	47,719	600,305
RadNet, Inc.*	19,022	262,313
Select Medical Holdings Corp.*	53,400	847,458
Surgery Partners, Inc. (x)*	17,063	138,893
Tenet Healthcare Corp.*	50,097	1,035,004
Tivity Health, Inc.*	22,145	364,064
Triple-S Management Corp., Class B*	11,096	264,640
US Physical Therapy, Inc.	6,273	768,882

		19,364,841

Health Care Technology (0.9%)
Allscripts Healthcare Solutions, Inc.*	80,776	939,425
Castlight Health, Inc., Class B*	51,230	165,473
Computer Programs & Systems, Inc.	6,877	191,112
Evolent Health, Inc., Class A*	32,306	256,833
HealthStream, Inc.*	12,006	310,475
HMS Holdings Corp.*	41,624	1,348,201
Inovalon Holdings, Inc., Class A (x)*	32,489	471,415
Inspire Medical Systems, Inc.*	6,732	408,296
NextGen Healthcare, Inc.*	28,268	562,533
Omnicell, Inc.*	19,588	1,685,156
OptimizeRx Corp.*	4,170	67,554
Simulations Plus, Inc.	6,854	195,750
Tabula Rasa HealthCare, Inc. (x)*	8,888	443,778
Teladoc Health, Inc. (x)*	34,757	2,308,212
Vocera Communications, Inc. (x)*	13,924	444,454

		9,798,667

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc. (x)*	12,591	288,082
Cambrex Corp.*	16,217	759,118
ChromaDex Corp. (x)*	11,535	53,638
Codexis, Inc.*	24,496	451,461
Fluidigm Corp.*	33,658	414,666
Luminex Corp.	20,554	424,235
Medpace Holdings, Inc.*	13,406	877,020
NanoString Technologies, Inc.*	16,102	488,696
NeoGenomics, Inc.*	41,655	913,911
Pacific Biosciences of California, Inc.*	66,828	404,309
Quanterix Corp.*	5,177	174,931
Syneos Health, Inc.*	29,670	1,515,840

		6,765,907

Pharmaceuticals (1.6%)
AcelRx Pharmaceuticals, Inc.*	27,266	68,983
Aclaris Therapeutics, Inc.*	17,714	38,794
Aerie Pharmaceuticals, Inc. (x)*	19,389	572,945
Akorn, Inc.*	42,697	219,889
Amneal Pharmaceuticals, Inc.*	43,786	313,946
Amphastar Pharmaceuticals, Inc.*	16,485	347,998
ANI Pharmaceuticals, Inc.*	4,580	376,476
Aratana Therapeutics, Inc.*	25,252	130,300
Arvinas, Inc.*	9,122	200,593
Assertio Therapeutics, Inc.*	33,540	115,713
Axsome Therapeutics, Inc.*	12,073	310,880
BioDelivery Sciences International, Inc.*	35,478	164,973
Cerecor, Inc.*	7,466	40,615
Chiasma, Inc.*	9,062	67,693
Collegium Pharmaceutical, Inc.*	14,683	193,081
Corcept Therapeutics, Inc. (x)*	45,558	507,972
CorMedix, Inc.*	6,151	55,174
Cymabay Therapeutics, Inc. (x)*	30,969	221,738
Dermira, Inc.*	24,425	233,503
Dova Pharmaceuticals, Inc. (x)*	12,039	169,750
Eloxx Pharmaceuticals, Inc. (x)*	12,836	127,975
Endo International plc*	103,713	427,298
Evofem Biosciences, Inc.*	5,923	39,329
Evolus, Inc. (x)*	9,658	141,200
EyePoint Pharmaceuticals, Inc.*	21,540	35,326
Innoviva, Inc.*	31,711	461,712
Intersect ENT, Inc.*	13,587	309,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Intra-Cellular Therapies, Inc.*	20,095	$260,833
Kala Pharmaceuticals, Inc.*	6,480	41,342
Kaleido Biosciences, Inc.*	1,755	20,358
Lannett Co., Inc. (x)*	24,402	147,876
Liquidia Technologies, Inc.*	5,971	47,768
Mallinckrodt plc*	38,037	349,180
Marinus Pharmaceuticals, Inc. (x)*	17,764	73,721
Medicines Co. (The) (x)*	33,417	1,218,718
Menlo Therapeutics, Inc.*	4,326	25,913
MyoKardia, Inc.*	21,660	1,086,032
NGM Biopharmaceuticals, Inc.*	3,340	48,898
Ocular Therapeutix, Inc. (x)*	15,794	69,494
Odonate Therapeutics, Inc. (x)*	6,242	229,019
Omeros Corp. (x)*	21,157	331,953
Optinose, Inc. (x)*	14,872	105,294
Osmotica Pharmaceuticals plc (x)*	7,557	28,717
Pacira BioSciences, Inc.*	19,812	861,624
Paratek Pharmaceuticals, Inc. (x)*	13,732	54,791
Phibro Animal Health Corp., Class A	9,703	308,264
Prestige Consumer Healthcare, Inc.*	25,093	794,946
Reata Pharmaceuticals, Inc., Class A (x)*	9,495	895,853
resTORbio, Inc. (x)*	8,104	82,661
Revance Therapeutics, Inc.*	19,223	249,322
SIGA Technologies, Inc.*	29,569	167,952
Strongbridge Biopharma plc*	12,593	39,416
Supernus Pharmaceuticals, Inc.*	23,159	766,331
TherapeuticsMD, Inc. (x)*	86,745	225,537
Theravance Biopharma, Inc. (x)*	20,587	336,186
Tricida, Inc. (x)*	10,196	402,334
Verrica Pharmaceuticals, Inc. (x)*	6,460	75,065
WaVe Life Sciences Ltd. (x)*	9,736	254,012
Xeris Pharmaceuticals, Inc. (x)*	14,878	170,204
Zogenix, Inc.*	20,543	981,544
Zynerba Pharmaceuticals, Inc.*	13,735	186,109

		16,830,363

Total Health Care		168,048,803

Industrials (14.3%)
Aerospace & Defense (1.1%)
AAR Corp.	15,908	585,255
Aerojet Rocketdyne Holdings, Inc.*	35,625	1,594,931
Aerovironment, Inc.*	9,894	561,683
Astronics Corp.*	11,036	443,868
Axon Enterprise, Inc.*	28,101	1,804,365
Cubic Corp.	15,109	974,228
Ducommun, Inc.*	5,317	239,637
Kratos Defense & Security Solutions, Inc.*	43,061	985,666
Maxar Technologies, Inc. (x)	28,809	225,286
Mercury Systems, Inc.*	25,773	1,813,131
Moog, Inc., Class A	15,321	1,434,199
National Presto Industries, Inc.	2,581	240,782
Parsons Corp.*	9,101	335,463
Triumph Group, Inc.	23,861	546,417
Vectrus, Inc.*	6,304	255,690
Wesco Aircraft Holdings, Inc.*	27,158	301,454

		12,342,055

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	27,123	661,801
Atlas Air Worldwide Holdings, Inc.*	11,645	519,833
Echo Global Logistics, Inc.*	13,041	272,166
Forward Air Corp.	13,685	809,468
Hub Group, Inc., Class A*	15,233	639,481
Radiant Logistics, Inc.*	20,796	127,687

		3,030,436

Airlines (0.4%)
Allegiant Travel Co.	6,079	872,336
Hawaiian Holdings, Inc.	23,925	656,263
Mesa Air Group, Inc. (x)*	13,340	121,928
SkyWest, Inc.	24,054	1,459,356
Spirit Airlines, Inc.*	32,772	1,564,208

		4,674,091

Building Products (1.2%)
AAON, Inc.	19,806	993,865
Advanced Drainage Systems, Inc.	17,467	572,743
American Woodmark Corp.*	7,179	607,487
Apogee Enterprises, Inc.	13,020	565,589
Armstrong Flooring, Inc.*	11,833	116,555
Builders FirstSource, Inc.*	53,068	894,726
Caesarstone Ltd. (x)	11,727	176,257
Continental Building Products, Inc.*	16,301	433,118
Cornerstone Building Brands, Inc.*	27,431	159,923
CSW Industrials, Inc.	6,673	454,765
Gibraltar Industries, Inc.*	15,633	630,948
Griffon Corp.	16,498	279,146
Insteel Industries, Inc.	9,025	187,900
JELD-WEN Holding, Inc.*	31,760	674,265
Masonite International Corp.*	12,956	682,522
Patrick Industries, Inc.*	10,568	519,840
PGT Innovations, Inc.*	24,981	417,682
Quanex Building Products Corp.	14,755	278,722
Simpson Manufacturing Co., Inc.	21,835	1,451,154
Trex Co., Inc.*	28,351	2,032,767
Universal Forest Products, Inc.	29,118	1,108,231

		13,238,205

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	31,949	1,277,960
ACCO Brands Corp.	53,444	420,604
Advanced Disposal Services, Inc.*	34,288	1,094,130
Brady Corp., Class A	23,611	1,164,494
BrightView Holdings, Inc.*	14,358	268,638
Brink’s Co. (The)	23,873	1,938,010

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Casella Waste Systems, Inc., Class A*	21,710	$860,367
CECO Environmental Corp. (x)*	16,286	156,183
Charah Solutions, Inc.*	5,386	29,623
Cimpress NV (x)*	10,582	961,798
CompX International, Inc.	300	5,070
Covanta Holding Corp.	55,479	993,629
Deluxe Corp.	21,866	889,072
Ennis, Inc.	12,921	265,139
Healthcare Services Group, Inc. (x)	35,856	1,087,154
Heritage-Crystal Clean, Inc.*	7,053	185,564
Herman Miller, Inc.	28,402	1,269,569
HNI Corp.	20,770	734,843
Interface, Inc.	30,228	463,395
Kimball International, Inc., Class B	14,891	259,550
Knoll, Inc.	25,744	591,597
LSC Communications, Inc. (x)	25,086	92,066
Matthews International Corp., Class A	15,274	532,299
McGrath RentCorp	11,135	692,040
Mobile Mini, Inc.	21,882	665,869
MSA Safety, Inc.	17,196	1,812,286
Multi-Color Corp.	7,238	361,683
NL Industries, Inc.*	3,363	12,275
NRC Group Holdings Corp.*	4,132	45,948
PICO Holdings, Inc.*	9,999	116,188
Pitney Bowes, Inc.	86,170	368,808
Quad/Graphics, Inc. (x)	20,989	166,023
RR Donnelley & Sons Co.	51,643	101,737
SP Plus Corp.*	10,624	339,224
Steelcase, Inc., Class A	41,480	709,308
Team, Inc.*	13,583	208,092
Tetra Tech, Inc.	26,458	2,078,276
UniFirst Corp.	7,245	1,366,190
US Ecology, Inc.	10,477	623,801
Viad Corp.	9,724	644,118
VSE Corp.	4,464	128,072

		25,980,692

Construction & Engineering (1.0%)
Aegion Corp.*	15,961	293,682
Ameresco, Inc., Class A*	11,042	162,649
Arcosa, Inc.	23,743	893,449
Argan, Inc. (x)	6,807	276,092
Comfort Systems USA, Inc.	17,935	914,506
Concrete Pumping Holdings, Inc.*	6,166	31,570
Construction Partners, Inc., Class A*	5,982	89,850
Dycom Industries, Inc.*	14,690	864,800
EMCOR Group, Inc.	27,045	2,382,664
Granite Construction, Inc.	21,976	1,058,804
Great Lakes Dredge & Dock Corp.*	29,908	330,184
IES Holdings, Inc.*	5,083	95,815
MasTec, Inc.*	29,827	1,536,985
MYR Group, Inc.*	7,002	261,525
Northwest Pipe Co.*	5,393	139,032
NV5 Global, Inc.*	4,845	394,383
Primoris Services Corp.	22,421	469,271
Sterling Construction Co., Inc.*	13,754	184,579
Tutor Perini Corp.*	18,767	260,298
WillScot Corp.*	22,774	342,521

		10,982,659

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	3,631	137,615
American Superconductor Corp.*	10,408	96,586
Atkore International Group, Inc.*	22,494	581,920
AZZ, Inc.	13,393	616,346
Babcock & Wilcox Enterprises, Inc.*	13,500	4,629
Bloom Energy Corp., Class A*	26,881	329,830
Encore Wire Corp.	9,909	580,469
Energous Corp. (x)*	20,079	87,745
EnerSys	20,726	1,419,731
Enphase Energy, Inc.*	44,360	808,683
Generac Holdings, Inc.*	29,590	2,053,842
Plug Power, Inc. (x)*	111,779	251,503
Powell Industries, Inc.	4,303	163,514
Preformed Line Products Co.	1,865	103,545
Sunrun, Inc. (x)*	56,096	1,052,361
Thermon Group Holdings, Inc.*	16,213	415,863
TPI Composites, Inc.*	12,850	317,652
Vicor Corp.*	7,979	247,748
Vivint Solar, Inc. (x)*	28,859	210,671

		9,480,253

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	17,936	643,544

Machinery (3.6%)
Actuant Corp., Class A	27,420	680,290
Alamo Group, Inc.	4,692	468,871
Albany International Corp., Class A	13,633	1,130,312
Altra Industrial Motion Corp.	31,345	1,124,658
Astec Industries, Inc.	10,480	341,229
Barnes Group, Inc.	23,296	1,312,497
Blue Bird Corp.*	7,955	156,634
Briggs & Stratton Corp.	21,497	220,129
Chart Industries, Inc.*	17,240	1,325,411
CIRCOR International, Inc.*	9,046	416,116
Columbus McKinnon Corp.	10,144	425,744
Commercial Vehicle Group, Inc.*	16,448	131,913
Douglas Dynamics, Inc.	10,540	419,386
Eastern Co. (The)	2,414	67,640
Energy Recovery, Inc. (x)*	19,726	205,545
EnPro Industries, Inc.	10,190	650,529
ESCO Technologies, Inc.	11,848	978,882
Evoqua Water Technologies Corp.*	34,871	496,563
Federal Signal Corp.	29,191	780,859
Franklin Electric Co., Inc.	22,450	1,066,375
Gencor Industries, Inc.*	3,961	51,493
Global Brass & Copper Holdings, Inc.	10,209	446,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Gorman-Rupp Co. (The)	8,286	$272,029
Graham Corp.	4,808	97,170
Greenbrier Cos., Inc. (The)	15,475	470,440
Harsco Corp.*	38,150	1,046,836
Helios Technologies, Inc.	13,710	636,281
Hillenbrand, Inc.	29,879	1,182,312
Hurco Cos., Inc.	3,505	124,638
Hyster-Yale Materials Handling, Inc.	4,847	267,845
John Bean Technologies Corp.	15,198	1,840,934
Kadant, Inc.	5,324	483,472
Kennametal, Inc.	39,081	1,445,606
LB Foster Co., Class A*	5,086	139,051
Lindsay Corp. (x)	5,113	420,340
Luxfer Holdings plc	13,267	325,307
Lydall, Inc.*	7,923	160,045
Manitowoc Co., Inc. (The)*	16,587	295,249
Meritor, Inc.*	39,139	949,121
Milacron Holdings Corp.*	31,714	437,653
Miller Industries, Inc.	5,545	170,509
Mueller Industries, Inc.	27,595	807,706
Mueller Water Products, Inc., Class A	75,984	746,163
Navistar International Corp.*	23,795	819,738
NN, Inc. (x)	24,872	242,751
Omega Flex, Inc.	1,790	137,490
Park-Ohio Holdings Corp.	4,416	143,917
Proto Labs, Inc.*	12,786	1,483,432
RBC Bearings, Inc.*	11,601	1,935,163
REV Group, Inc.	14,544	209,579
Rexnord Corp.*	51,344	1,551,616
Spartan Motors, Inc.	19,374	212,339
SPX Corp.*	20,703	683,613
SPX FLOW, Inc.*	20,374	852,856
Standex International Corp.	5,801	424,285
Tennant Co.	8,508	520,690
Terex Corp.	30,854	968,816
Titan International, Inc.	27,241	133,208
TriMas Corp.*	23,221	719,154
Twin Disc, Inc.*	5,116	77,252
Wabash National Corp.	28,381	461,759
Watts Water Technologies, Inc., Class A	13,186	1,228,671
Welbilt, Inc.*	63,294	1,057,010

		39,079,561

Marine (0.1%)
Costamare, Inc.	27,425	140,690
Eagle Bulk Shipping, Inc.*	24,290	127,279
Genco Shipping & Trading Ltd. (x)*	11,879	100,259
Matson, Inc.	20,461	794,910
Safe Bulkers, Inc.*	27,166	42,379
Scorpio Bulkers, Inc.	30,273	139,256

		1,344,773

Professional Services (1.5%)
Acacia Research Corp.*	20,157	59,665
ASGN, Inc.*	24,626	1,492,336
Barrett Business Services, Inc.	3,295	272,167
BG Staffing, Inc.	6,455	121,870
CBIZ, Inc.*	24,138	472,863
CRA International, Inc.	4,175	160,028
Exponent, Inc.	25,331	1,482,877
Forrester Research, Inc.	4,804	225,932
Franklin Covey Co.*	4,551	154,734
FTI Consulting, Inc.*	18,023	1,511,048
GP Strategies Corp.*	7,446	112,286
Heidrick & Struggles International, Inc.	8,691	260,469
Huron Consulting Group, Inc.*	11,090	558,714
ICF International, Inc.	8,795	640,276
InnerWorkings, Inc.*	23,514	89,824
Insperity, Inc.	18,894	2,307,713
Kelly Services, Inc., Class A	15,526	406,626
Kforce, Inc.	10,631	373,042
Korn Ferry	26,827	1,074,958
Mistras Group, Inc.*	9,263	133,109
Navigant Consulting, Inc.	20,034	464,588
Resources Connection, Inc.	13,741	219,993
TriNet Group, Inc.*	21,452	1,454,446
TrueBlue, Inc.*	20,559	453,532
Upwork, Inc.*	26,710	429,497
WageWorks, Inc.*	19,503	990,557
Willdan Group, Inc.*	5,075	189,044

		16,112,194

Road & Rail (0.5%)
ArcBest Corp.	11,899	334,481
Avis Budget Group, Inc.*	30,071	1,057,296
Covenant Transportation Group, Inc., Class A*	7,605	111,869
Daseke, Inc.*	28,911	104,080
Heartland Express, Inc.	24,555	443,709
Hertz Global Holdings, Inc.*	36,714	585,955
Marten Transport Ltd.	18,480	335,412
PAM Transportation Services, Inc.*	1,435	88,970
Roadrunner Transportation Systems, Inc.*	1,842	17,591
Saia, Inc.*	12,076	780,955
Universal Logistics Holdings, Inc.	4,997	112,283
US Xpress Enterprises, Inc., Class A (x)*	18,022	92,633
Werner Enterprises, Inc.	23,175	720,279
YRC Worldwide, Inc. (x)*	23,630	95,229

		4,880,742

Trading Companies & Distributors (1.2%)
Aircastle Ltd.	26,183	556,651
Applied Industrial Technologies, Inc.	18,526	1,139,905
Beacon Roofing Supply, Inc.*	33,114	1,215,946
BlueLinx Holdings, Inc. (x)*	5,020	99,446
BMC Stock Holdings, Inc.*	32,191	682,449
CAI International, Inc.*	8,806	218,565
DXP Enterprises, Inc.*	7,799	295,504
EVI Industries, Inc. (x)	3,050	116,724
Foundation Building Materials, Inc.*	9,863	175,364
GATX Corp.	17,563	1,392,570
General Finance Corp.*	6,982	58,439
GMS, Inc.*	14,402	316,844

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
H&E Equipment Services, Inc.	15,213	$442,546
Herc Holdings, Inc.*	11,312	518,429
Kaman Corp.	12,848	818,289
Lawson Products, Inc.*	2,852	104,754
MRC Global, Inc.*	38,252	654,874
NOW, Inc.*	51,549	760,863
Rush Enterprises, Inc., Class A	13,438	490,756
Rush Enterprises, Inc., Class B	2,563	94,600
SiteOne Landscape Supply, Inc. (x)*	19,822	1,373,665
Systemax, Inc.	7,229	160,195
Textainer Group Holdings Ltd.*	13,746	138,560
Titan Machinery, Inc.*	9,366	192,752
Transcat, Inc.*	2,772	70,935
Triton International Ltd.	26,468	867,092
Veritiv Corp.*	7,509	145,825
Willis Lease Finance Corp.*	1,779	103,751

		13,206,293

Total Industrials		154,995,498

Information Technology (11.8%)
Communications Equipment (1.1%)
Acacia Communications, Inc.*	18,242	860,293
ADTRAN, Inc.	25,511	389,043
Aerohive Networks, Inc.*	24,412	108,145
Applied Optoelectronics, Inc. (x)*	13,354	137,279
CalAmp Corp.*	16,687	194,904
Calix, Inc.*	23,199	152,185
Casa Systems, Inc.*	18,116	116,486
Clearfield, Inc.*	5,149	68,224
Comtech Telecommunications Corp.	11,474	322,534
DASAN Zhone Solutions, Inc.*	3,001	38,983
Digi International, Inc.*	14,013	177,685
Extreme Networks, Inc.*	52,797	341,597
Finisar Corp.*	56,884	1,300,937
Harmonic, Inc. (x)*	44,125	244,894
Infinera Corp.*	78,975	229,817
Inseego Corp.*	23,706	113,552
InterDigital, Inc.	15,831	1,019,516
KVH Industries, Inc.*	7,612	82,742
Lumentum Holdings, Inc.*	36,663	1,958,171
NETGEAR, Inc.*	15,415	389,845
NetScout Systems, Inc.*	36,699	931,788
Plantronics, Inc.	15,557	576,231
Ribbon Communications, Inc.*	32,866	160,715
TESSCO Technologies, Inc.	2,152	38,435
Viavi Solutions, Inc.*	111,206	1,477,928

		11,431,929

Electronic Equipment, Instruments & Components (2.2%)
Airgain, Inc.*	3,220	45,563
Akoustis Technologies, Inc.*	8,739	55,930
Anixter International, Inc.*	14,182	846,807
Arlo Technologies, Inc.*	30,668	122,979
AVX Corp.	22,638	375,791
Badger Meter, Inc.	14,453	862,699
Bel Fuse, Inc., Class B	3,885	66,705
Belden, Inc.	18,894	1,125,516
Benchmark Electronics, Inc.	20,896	524,907
Coda Octopus Group, Inc.*	1,612	21,037
Control4 Corp.*	12,233	290,534
CTS Corp.	15,623	430,882
Daktronics, Inc.	18,776	115,848
ePlus, Inc.*	6,092	419,982
Fabrinet*	17,288	858,695
FARO Technologies, Inc.*	7,941	417,538
Fitbit, Inc., Class A (x)*	112,067	493,095
II-VI, Inc. (x)*	30,024	1,097,677
Insight Enterprises, Inc.*	17,235	1,003,077
Iteris, Inc.*	13,521	69,904
Itron, Inc.*	16,735	1,047,109
KEMET Corp.	24,997	470,194
Kimball Electronics, Inc.*	11,732	190,528
Knowles Corp.*	40,488	741,335
Methode Electronics, Inc.	17,188	491,061
MTS Systems Corp.	8,687	508,450
Napco Security Technologies, Inc.*	5,525	163,982
nLight, Inc.*	13,591	260,947
Novanta, Inc.*	16,319	1,538,882
OSI Systems, Inc.*	8,652	974,475
PAR Technology Corp. (x)*	6,138	173,092
Park Electrochemical Corp.	9,744	162,627
PC Connection, Inc.	5,243	183,400
PCM, Inc.*	5,593	195,979
Plexus Corp.*	14,285	833,815
Rogers Corp.*	9,039	1,559,951
Sanmina Corp.*	33,157	1,003,994
ScanSource, Inc.*	12,121	394,660
Tech Data Corp.*	17,712	1,852,675
TTM Technologies, Inc.*	46,270	471,954
Vishay Intertechnology, Inc.	65,874	1,088,238
Vishay Precision Group, Inc.*	4,938	200,631
Wrap Technologies, Inc.*	2,647	16,464

		23,769,609

IT Services (2.0%)
Brightcove, Inc.*	17,263	178,327
Carbonite, Inc.*	17,423	453,695
Cardtronics plc, Class A*	19,391	529,762
Cass Information Systems, Inc.	7,654	371,066
Conduent, Inc.*	84,326	808,686
CSG Systems International, Inc.	16,861	823,323
Endurance International Group Holdings, Inc.*	36,803	176,654
EVERTEC, Inc.	28,611	935,580
Evo Payments, Inc., Class A*	15,281	481,810
Exela Technologies, Inc. (x)*	25,015	54,783
ExlService Holdings, Inc.*	16,723	1,105,892
GTT Communications, Inc. (x)*	17,268	303,917
Hackett Group, Inc. (The)	11,945	200,556
I3 Verticals, Inc., Class A*	5,292	155,849
Information Services Group, Inc.*	11,128	35,164
International Money Express, Inc.*	5,807	81,879
KBR, Inc.	67,587	1,685,620
Limelight Networks, Inc.*	58,583	158,174
LiveRamp Holdings, Inc.*	33,064	1,602,943
ManTech International Corp., Class A	13,169	867,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
MAXIMUS, Inc.	30,994	$2,248,305
NIC, Inc.	33,290	533,972
Paysign, Inc.*	17,062	228,119
Perficient, Inc.*	15,931	546,752
Perspecta, Inc.	68,616	1,606,300
Presidio, Inc.	19,549	267,235
PRGX Global, Inc.*	9,724	65,345
Priority Technology Holdings, Inc.*	2,481	19,476
Science Applications International Corp.	28,970	2,507,643
StarTek, Inc.*	6,456	52,745
Sykes Enterprises, Inc.*	20,729	569,218
TTEC Holdings, Inc.	6,577	306,422
Tucows, Inc., Class A (x)*	4,346	265,193
Unisys Corp.*	23,476	228,187
USA Technologies, Inc. (x)*	35,790	265,920
Verra Mobility Corp.*	47,974	627,980
Virtusa Corp.*	13,104	582,211

		21,931,882

Semiconductors & Semiconductor Equipment (2.0%)
Adesto Technologies Corp. (x)*	14,425	117,564
Advanced Energy Industries, Inc.*	18,154	1,021,525
Alpha & Omega Semiconductor Ltd.*	10,300	96,202
Ambarella, Inc.*	15,490	683,574
Amkor Technology, Inc.*	48,783	363,921
Aquantia Corp.*	15,788	205,718
Axcelis Technologies, Inc.*	15,114	227,466
AXT, Inc.*	24,383	96,557
Brooks Automation, Inc.	34,195	1,325,056
Cabot Microelectronics Corp.	14,033	1,544,753
CEVA, Inc.*	10,025	244,109
Cirrus Logic, Inc.*	28,866	1,261,444
Cohu, Inc.	18,445	284,606
Diodes, Inc.*	21,053	765,697
DSP Group, Inc.*	9,280	133,261
FormFactor, Inc.*	34,715	543,984
GSI Technology, Inc.*	5,316	45,558
Ichor Holdings Ltd.*	11,183	264,366
Impinj, Inc. (x)*	8,237	235,743
Inphi Corp.*	22,645	1,134,514
Lattice Semiconductor Corp.*	59,096	862,211
MACOM Technology Solutions Holdings, Inc.*	19,803	299,619
MaxLinear, Inc.*	30,086	705,216
Nanometrics, Inc.*	10,983	381,220
NeoPhotonics Corp.*	11,965	50,014
NVE Corp.	2,294	159,731
PDF Solutions, Inc.*	15,356	201,471
Photronics, Inc.*	30,244	248,001
Power Integrations, Inc.	13,452	1,078,581
Rambus, Inc.*	53,934	649,365
Rudolph Technologies, Inc.*	13,647	377,067
Semtech Corp.*	31,916	1,533,564
Silicon Laboratories, Inc.*	20,661	2,136,347
SMART Global Holdings, Inc.*	8,995	206,795
SunPower Corp. (x)*	31,659	338,435
Synaptics, Inc.*	17,443	508,289
Ultra Clean Holdings, Inc.*	19,625	273,180
Veeco Instruments, Inc.*	22,079	269,805
Xperi Corp.	23,666	487,283

		21,361,812

Software (4.2%)
8x8, Inc.*	44,423	1,070,594
A10 Networks, Inc.*	27,440	187,141
ACI Worldwide, Inc.*	53,684	1,843,509
Agilysys, Inc.*	8,855	190,117
Alarm.com Holdings, Inc.*	17,887	956,954
Altair Engineering, Inc., Class A (x)*	18,817	760,019
Amber Road, Inc.*	17,099	223,313
American Software, Inc., Class A	14,831	195,028
Appfolio, Inc., Class A*	7,164	732,662
Appian Corp.*	15,152	546,533
Avaya Holdings Corp.*	51,097	608,565
Benefitfocus, Inc.*	14,111	383,114
Blackbaud, Inc.	23,825	1,989,387
Blackline, Inc.*	20,885	1,117,556
Bottomline Technologies DE, Inc.*	20,339	899,797
Box, Inc., Class A*	69,768	1,228,614
Carbon Black, Inc.*	27,215	455,035
ChannelAdvisor Corp.*	12,833	112,417
Cision Ltd.*	44,564	522,736
Cloudera, Inc.*	108,873	572,672
CommVault Systems, Inc.*	17,239	855,399
Cornerstone OnDemand, Inc.*	26,790	1,551,945
Digimarc Corp. (x)*	5,400	239,706
Digital Turbine, Inc.*	43,725	218,625
Domo, Inc., Class B (x)*	8,022	219,161
Ebix, Inc. (x)	11,457	575,370
eGain Corp.*	12,434	101,213
Envestnet, Inc.*	22,728	1,553,913
Everbridge, Inc.*	15,850	1,417,307
Five9, Inc.*	28,783	1,476,280
ForeScout Technologies, Inc.*	19,826	671,308
GTY Technology Holdings, Inc.*	13,107	89,783
Ideanomics, Inc.*	17,799	43,786
Instructure, Inc.*	15,409	654,882
Intelligent Systems Corp.*	2,373	68,319
j2 Global, Inc.	22,563	2,005,625
LivePerson, Inc.*	29,669	831,919
Majesco*	4,276	39,810
MicroStrategy, Inc., Class A*	4,063	582,268
Mitek Systems, Inc.*	14,820	147,311
MobileIron, Inc.*	43,980	272,676
Model N, Inc.*	14,496	282,672
Monotype Imaging Holdings, Inc.	20,942	352,663
OneSpan, Inc.*	16,499	233,791
Progress Software Corp.	22,204	968,538
PROS Holdings, Inc.*	16,050	1,015,323
Q2 Holdings, Inc.*	19,044	1,454,200
QAD, Inc., Class A	5,137	206,559
Qualys, Inc.*	16,535	1,439,868
Rapid7, Inc.*	23,441	1,355,827
Rimini Street, Inc.*	9,563	50,684

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SailPoint Technologies Holding, Inc.*	41,739	$836,450
SecureWorks Corp., Class A (x)*	7,074	94,013
SharpSpring, Inc.*	2,981	38,723
ShotSpotter, Inc. (x)*	5,092	225,066
SPS Commerce, Inc.*	8,752	894,542
SVMK, Inc.*	40,898	675,226
Synchronoss Technologies, Inc.*	17,215	136,171
Telaria, Inc.*	23,288	175,126
Telenav, Inc.*	17,866	142,928
Tenable Holdings, Inc.*	16,983	484,695
TiVo Corp.	57,497	423,753
Upland Software, Inc.*	10,920	497,188
Varonis Systems, Inc.*	14,419	893,113
Verint Systems, Inc.*	31,911	1,716,174
VirnetX Holding Corp. (x)*	33,188	206,097
Workiva, Inc.*	17,096	993,107
Yext, Inc.*	45,245	908,972
Zix Corp.*	28,253	256,820
Zuora, Inc., Class A*	41,562	636,730

		45,807,388

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp. (x)*	53,831	489,862
AstroNova, Inc.	2,379	61,473
Avid Technology, Inc.*	16,315	148,793
Cray, Inc.*	20,108	700,161
Diebold Nixdorf, Inc.*	36,814	337,216
Electronics For Imaging, Inc.*	21,033	776,328
Immersion Corp. (x)*	11,449	87,127
Sonim Technologies, Inc.*	1,254	15,963
Stratasys Ltd.*	25,192	739,889

		3,356,812

Total Information Technology		127,659,432

Materials (3.5%)
Chemicals (1.8%)
Advanced Emissions Solutions, Inc. (x)	9,950	125,768
AdvanSix, Inc.*	13,990	341,776
American Vanguard Corp.	13,685	210,886
Amyris, Inc. (x)*	23,798	84,721
Balchem Corp.	15,537	1,553,234
Chase Corp.	3,447	371,035
Ferro Corp.*	38,250	604,350
Flotek Industries, Inc. (x)*	41,774	138,272
FutureFuel Corp.	13,536	158,236
GCP Applied Technologies, Inc.*	28,222	638,946
Hawkins, Inc.	4,719	204,852
HB Fuller Co.	23,894	1,108,681
Ingevity Corp.*	20,204	2,124,855
Innophos Holdings, Inc.	9,473	275,759
Innospec, Inc.	11,759	1,072,891
Intrepid Potash, Inc.*	51,106	171,716
Koppers Holdings, Inc.*	9,274	272,285
Kraton Corp.*	14,253	442,841
Kronos Worldwide, Inc.	11,243	172,243
Livent Corp.*	71,776	496,690
LSB Industries, Inc.*	10,848	42,307
Marrone Bio Innovations, Inc. (x)*	21,788	32,682
Minerals Technologies, Inc.	17,568	940,064
OMNOVA Solutions, Inc.*	21,584	134,468
Orion Engineered Carbons SA	29,031	621,554
PolyOne Corp.	36,783	1,154,618
PQ Group Holdings, Inc.*	15,885	251,777
Quaker Chemical Corp.	6,167	1,251,161
Rayonier Advanced Materials, Inc. (x)	34,392	223,204
Sensient Technologies Corp.	20,326	1,493,554
Stepan Co.	9,442	867,814
Trecora Resources*	8,927	85,431
Tredegar Corp.	12,413	206,304
Trinseo SA	19,835	839,814
Tronox Holdings plc, Class A	44,131	563,994
Valhi, Inc.	29,644	88,043

		19,366,826

Construction Materials (0.1%)
Forterra, Inc. (x)*	16,827	83,630
Summit Materials, Inc., Class A*	53,361	1,027,199
United States Lime & Minerals, Inc.	1,402	112,160
US Concrete, Inc. (x)*	7,760	385,595

		1,608,584

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,872	386,433
Greif, Inc., Class B	2,977	129,946
Myers Industries, Inc.	16,044	309,168
UFP Technologies, Inc.*	3,213	133,693

		959,240

Metals & Mining (1.1%)
AK Steel Holding Corp. (x)*	151,042	357,970
Allegheny Technologies, Inc.*	59,976	1,511,395
Carpenter Technology Corp.	22,647	1,086,603
Century Aluminum Co. (x)*	25,136	173,690
Cleveland-Cliffs, Inc. (x)	134,829	1,438,625
Coeur Mining, Inc.*	91,188	395,756
Commercial Metals Co.	57,438	1,025,268
Compass Minerals International, Inc.	15,995	878,925
Gold Resource Corp.	27,910	94,336
Haynes International, Inc.	5,491	174,669
Hecla Mining Co.	243,402	438,124
Kaiser Aluminum Corp.	7,948	775,804
Materion Corp.	10,245	694,713
Mayville Engineering Co., Inc.*	2,194	30,277
Novagold Resources, Inc.*	112,744	666,317
Olympic Steel, Inc.	6,347	86,637
Ramaco Resources, Inc.*	3,952	21,025
Ryerson Holding Corp.*	10,497	87,440
Schnitzer Steel Industries, Inc., Class A	12,369	323,697
SunCoke Energy, Inc.*	37,723	334,980
Synalloy Corp.	2,648	41,362
TimkenSteel Corp.*	16,833	136,852
Warrior Met Coal, Inc.	25,190	657,963
Worthington Industries, Inc.	18,615	749,440

		12,181,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.4%)
Boise Cascade Co.	18,326	$515,144
Clearwater Paper Corp.*	5,643	104,339
Louisiana-Pacific Corp.	61,943	1,624,145
Neenah, Inc.	8,047	543,575
PH Glatfelter Co.	20,804	351,172
Schweitzer-Mauduit International, Inc.	15,738	522,187
Verso Corp., Class A*	15,860	302,133

		3,962,695

Total Materials		38,079,213

Real Estate (6.9%)
Equity Real Estate Investment Trusts (REITs) (6.3%)
Acadia Realty Trust (REIT)	39,718	1,087,082
Agree Realty Corp. (REIT)	18,290	1,171,474
Alexander & Baldwin, Inc. (REIT)	33,483	773,457
Alexander’s, Inc. (REIT)	1,087	402,516
American Assets Trust, Inc. (REIT)	22,693	1,069,294
American Finance Trust, Inc. (REIT)	52,109	567,988
Armada Hoffler Properties, Inc. (REIT)	23,723	392,616
Ashford Hospitality Trust, Inc. (REIT)	58,870	174,844
Bluerock Residential Growth REIT, Inc. (REIT)	12,464	146,452
Braemar Hotels & Resorts, Inc. (REIT)	16,651	164,845
BRT Apartments Corp. (REIT)	5,962	84,243
CareTrust REIT, Inc. (REIT)	46,531	1,106,507
CatchMark Timber Trust, Inc. (REIT), Class A	27,005	282,202
CBL & Associates Properties, Inc. (REIT) (x)	114,289	118,861
Cedar Realty Trust, Inc. (REIT)	48,020	127,253
Chatham Lodging Trust (REIT)	21,771	410,819
Chesapeake Lodging Trust (REIT)	28,029	796,584
CIM Commercial Trust Corp. (REIT)	1,533	31,610
City Office REIT, Inc. (REIT)	13,550	162,465
Clipper Realty, Inc. (REIT)	7,915	88,490
Community Healthcare Trust, Inc. (REIT)	7,942	312,994
CoreCivic, Inc. (REIT)	59,765	1,240,721
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	5,962	236,453
CorePoint Lodging, Inc. (REIT)	19,160	237,392
DiamondRock Hospitality Co. (REIT)	96,480	997,603
Easterly Government Properties, Inc. (REIT)	35,853	649,298
EastGroup Properties, Inc. (REIT)	17,645	2,046,467
Essential Properties Realty Trust, Inc. (REIT)	22,344	447,774
Farmland Partners, Inc. (REIT) (x)	20,584	145,117
First Industrial Realty Trust, Inc. (REIT)	60,942	2,239,009
Four Corners Property Trust, Inc. (REIT)	33,340	911,182
Franklin Street Properties Corp. (REIT)	48,018	354,373
Front Yard Residential Corp. (REIT)	21,534	263,145
GEO Group, Inc. (The) (REIT)	58,444	1,227,908
Getty Realty Corp. (REIT)	15,414	474,135
Gladstone Commercial Corp. (REIT)	14,620	310,236
Gladstone Land Corp. (REIT) (x)	9,976	115,023
Global Medical REIT, Inc. (REIT)	16,707	175,424
Global Net Lease, Inc. (REIT)	40,738	799,280
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	29,525	832,015
Healthcare Realty Trust, Inc. (REIT)	62,299	1,951,205
Hersha Hospitality Trust (REIT)	17,426	288,226
Independence Realty Trust, Inc. (REIT)	43,818	506,974
Industrial Logistics Properties Trust (REIT)	30,880	642,922
Innovative Industrial Properties, Inc. (REIT) (x)	4,571	564,793
Investors Real Estate Trust (REIT)	6,163	361,583
iStar, Inc. (REIT)	30,442	378,090
Jernigan Capital, Inc. (REIT) (x)	10,551	216,296
Kite Realty Group Trust (REIT)	40,827	617,713
Lexington Realty Trust (REIT)	108,786	1,023,676
LTC Properties, Inc. (REIT)	19,539	892,151
Mack-Cali Realty Corp. (REIT)	44,260	1,030,815
Monmouth Real Estate Investment Corp. (REIT)	42,128	570,834
National Health Investors, Inc. (REIT)	19,994	1,560,132
National Storage Affiliates Trust (REIT)	26,512	767,257
New Senior Investment Group, Inc. (REIT) (x)	38,415	258,149
NexPoint Residential Trust, Inc. (REIT)	8,616	356,702
NorthStar Realty Europe Corp. (REIT)	23,453	385,333
Office Properties Income Trust (REIT)	24,147	634,342
One Liberty Properties, Inc. (REIT)	7,258	210,192
Pebblebrook Hotel Trust (REIT)	64,710	1,823,528
Pennsylvania REIT (REIT) (x)	34,080	221,520
Physicians Realty Trust (REIT)	91,328	1,592,760
Piedmont Office Realty Trust, Inc. (REIT), Class A	63,184	1,259,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
PotlatchDeltic Corp. (REIT)	31,876	$1,242,526
Preferred Apartment Communities, Inc. (REIT), Class A	20,474	306,086
PS Business Parks, Inc. (REIT)	9,617	1,620,753
QTS Realty Trust, Inc. (REIT), Class A	26,648	1,230,605
Retail Opportunity Investments Corp. (REIT)	54,393	931,752
Retail Value, Inc. (REIT)	6,191	215,447
Rexford Industrial Realty, Inc. (REIT)	50,646	2,044,579
RLJ Lodging Trust (REIT)	83,486	1,481,042
RPT Realty (REIT)	37,781	457,528
Ryman Hospitality Properties, Inc. (REIT)	21,982	1,782,520
Sabra Health Care REIT, Inc. (REIT)	85,320	1,679,951
Safehold, Inc. (REIT) (x)	4,791	144,688
Saul Centers, Inc. (REIT)	5,507	309,108
Senior Housing Properties Trust (REIT)	92,860	767,952
Seritage Growth Properties (REIT), Class A (x)	16,773	720,568
Spirit MTA REIT (REIT)	24,605	205,206
STAG Industrial, Inc. (REIT)	61,625	1,863,540
Summit Hotel Properties, Inc. (REIT)	49,230	564,668
Sunstone Hotel Investors, Inc. (REIT)	109,835	1,505,838
Tanger Factory Outlet Centers, Inc. (REIT) (x)	42,802	693,820
Terreno Realty Corp. (REIT)	29,832	1,462,961
UMH Properties, Inc. (REIT) (x)	15,990	198,436
Uniti Group, Inc. (REIT)	90,206	856,957
Universal Health Realty Income Trust (REIT)	5,848	496,671
Urban Edge Properties (REIT)	56,864	985,453
Urstadt Biddle Properties, Inc. (REIT), Class A	13,242	278,082
Washington Prime Group, Inc. (REIT) (x)	89,725	342,750
Washington REIT (REIT)	37,743	1,008,870
Whitestone REIT (REIT)	18,801	238,585
Xenia Hotels & Resorts, Inc. (REIT)	56,253	1,172,875

		68,099,418

Real Estate Management & Development (0.6%)
Altisource Portfolio Solutions SA*	4,738	93,149
American Realty Investors, Inc.*	860	11,730
Consolidated-Tomoka Land Co.	2,537	151,459
Cushman & Wakefield plc*	49,908	892,355
eXp World Holdings, Inc.*	7,550	84,031
Forestar Group, Inc.*	6,725	131,474
FRP Holdings, Inc.*	3,470	193,522
Griffin Industrial Realty, Inc.	984	34,784
HFF, Inc., Class A	19,614	892,045
Kennedy-Wilson Holdings, Inc.	62,106	1,277,520
Marcus & Millichap, Inc.*	10,291	317,477
Maui Land & Pineapple Co., Inc.*	3,849	39,606
Newmark Group, Inc., Class A	67,819	609,015
Rafael Holdings, Inc., Class B*	4,268	122,705
RE/MAX Holdings, Inc., Class A	8,618	265,090
Realogy Holdings Corp.	55,400	401,096
Redfin Corp. (x)*	43,058	774,183
RMR Group, Inc. (The), Class A	3,587	168,517
St Joe Co. (The)*	17,506	302,504
Stratus Properties, Inc.*	2,702	87,626
Tejon Ranch Co.*	10,347	171,657
Transcontinental Realty Investors, Inc. (x)*	1,351	34,626

		7,056,171

Total Real Estate		75,155,589

Utilities (3.4%)
Electric Utilities (0.9%)
ALLETE, Inc.	25,198	2,096,725
El Paso Electric Co.	19,605	1,282,167
Genie Energy Ltd., Class B	7,305	77,798
MGE Energy, Inc.	16,608	1,213,713
Otter Tail Corp.	18,590	981,738
PNM Resources, Inc.	39,289	2,000,203
Portland General Electric Co.	44,286	2,398,973
Spark Energy, Inc., Class A (x)	10,134	113,399

		10,164,716

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	7,747	736,120
New Jersey Resources Corp.	43,250	2,152,553
Northwest Natural Holding Co.	14,652	1,018,314
ONE Gas, Inc.	25,685	2,319,355
RGC Resources, Inc.	3,056	93,269
South Jersey Industries, Inc.	45,426	1,532,219
Southwest Gas Holdings, Inc.	26,000	2,330,120
Spire, Inc.	24,118	2,023,983

		12,205,933

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	54,824	132,674
Clearway Energy, Inc., Class A	16,161	261,485
Clearway Energy, Inc., Class C	34,743	585,767
Ormat Technologies, Inc.	18,792	1,191,225
Pattern Energy Group, Inc., Class A	43,237	998,342
TerraForm Power, Inc., Class A	34,135	488,131

		3,657,624

Multi-Utilities (0.6%)
Avista Corp.	32,195	1,435,897
Black Hills Corp.	29,454	2,302,419
NorthWestern Corp.	24,663	1,779,436
Unitil Corp.	6,780	406,054

		5,923,806

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.5%)
American States Water Co.	17,522	$1,318,355
AquaVenture Holdings Ltd.*	7,046	140,709
Artesian Resources Corp., Class A	4,372	162,507
Cadiz, Inc. (x)*	9,552	107,460
California Water Service Group	23,550	1,192,336
Connecticut Water Service, Inc.	5,693	396,916
Consolidated Water Co. Ltd.	7,189	102,515
Global Water Resources, Inc.	5,477	57,180
Middlesex Water Co.	7,440	440,820
Pure Cycle Corp.*	7,457	79,044
SJW Group	12,361	751,178
York Water Co. (The)	5,930	211,820

		4,960,840

Total Utilities		36,912,919

Total Common Stocks (89.7%) (Cost $782,825,849)		973,771,789

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	13,800	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Schulman, Inc., CVR (r)*	12,267	4,812

Total Consumer Staples		4,812

	Number of Rights	Value (Note 1)
Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR (r)*	3,900	759

Total Financials		759

Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR (r)(x)*	368	—

Pharmaceuticals (0.0%)
Corium International, Inc., CVR (r)(x)*	7,999	1,080
Omthera Pharmaceuticals, Inc., CVR (r)*	5,500	—

		1,080

Total Health Care		1,080

Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 7/18/19*	23,329	988

Road & Rail (0.0%)
Hertz Global Holdings, Inc., expiring 7/12/19*	18,456	35,989

Total Industrials		36,977

Total Rights (0.0%) (Cost $63,907)		43,628

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.9%)
JPMorgan Prime Money Market Fund, IM Shares	52,917,804	52,938,972

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $1,100,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $1,122,000. (xx)	$1,100,000	1,100,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $100,023, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $102,001. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $5,002,343, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $5,100,000. (xx)	5,000,000	5,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $3,751,129, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $3,826,152. (xx)	3,750,347	3,750,347
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $3,501,742, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $3,830,092. (xx)	3,500,000	3,500,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $200,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $204,807. (xx)	$200,000	$200,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $5,502,545, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/25/19-2/15/49; total market value $5,610,000. (xx)	5,500,000	5,500,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $3,501,620, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 8/22/19-2/15/48; total market value $3,570,000. (xx)	3,500,000	3,500,000

Total Repurchase Agreements		22,650,347

Total Short-Term Investments (7.0%) (Cost $75,575,759)		75,589,319

Total Investments in Securities (96.7%) (Cost $858,465,515)		1,049,404,736
Other Assets Less Liabilities (3.3%)		36,326,538

Net Assets (100%)		$1,085,731,274

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $69,458,811. This was collateralized by $49,469,946 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $22,650,347 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc.	2,508	53,320	—	—	—	2,307	55,627	—	—
PennyMac Mortgage Investment Trust (REIT)	26,235	337,506	172,745	—	—	62,459	572,710	9,377	—

Total		390,826	172,745	—	—	64,766	628,337	9,377	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,450	9/2019	USD	113,614,750	2,289,719

					2,289,719

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$25,018,408	$—	$—		$25,018,408
Consumer Discretionary	107,452,989	116,243	—		107,569,232
Consumer Staples	27,033,313	79,177	—		27,112,490
Energy	39,486,016	—	—		39,486,016
Financials	173,734,189	—	—		173,734,189
Health Care	168,048,803	—	—		168,048,803
Industrials	154,927,858	67,640	—		154,995,498
Information Technology	127,659,432	—	—		127,659,432
Materials	38,079,213	—	—		38,079,213
Real Estate	75,120,805	34,784	—		75,155,589
Utilities	36,912,919	—	—		36,912,919
Futures	2,289,719	—	—		2,289,719
Rights
Communication Services	—	—	—	(a)	—	(a)
Consumer Staples	—	—	4,812		4,812
Financials	—	—	759		759
Health Care	—	—	1,080		1,080
Industrials	35,989	988	—		36,977
Short-Term Investments
Investment Company	52,938,972	—	—		52,938,972
Repurchase Agreements	—	22,650,347	—		22,650,347

Total Assets	$1,028,738,625	$22,949,179	$6,651		$1,051,694,455

Total Liabilities	$—	$—	$—		$—

Total	$1,028,738,625	$22,949,179	$6,651		$1,051,694,455

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$2,289,719	*

Total		$2,289,719

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$11,511,400	$11,511,400

Total	$11,511,400	$11,511,400

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,284,046	$2,284,046

Total	$2,284,046	$2,284,046

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $96,327,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$184,862,926
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$122,406,266

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$296,014,905
Aggregate gross unrealized depreciation	(103,786,996)

Net unrealized appreciation	$192,227,909

Federal income tax cost of investments in securities and derivative instruments, if applicable	$859,466,546

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $571,453)	$628,337
Unaffiliated Issuers (Cost $835,243,715)	1,026,126,052
Repurchase Agreements (Cost $22,650,347)	22,650,347
Cash	48,505,304
Cash held as collateral at broker for futures	5,924,400
Receivable for securities sold	85,159,409
Due from broker for futures variation margin	1,195,531
Dividends, interest and other receivables	1,149,842
Securities lending income receivable	64,808
Other assets	11,647

Total assets	1,191,415,677

LIABILITIES
Payable for securities purchased	82,207,526
Payable for return of collateral on securities loaned	22,650,347
Investment management fees payable	379,206
Payable for Portfolio shares redeemed	273,156
Administrative fees payable	105,606
Accrued expenses	68,562

Total liabilities	105,684,403

NET ASSETS	$1,085,731,274

Net assets were comprised of:
Paid in capital	$847,577,037
Total distributable earnings (loss)	238,154,237

Net assets	$1,085,731,274

Class K
Net asset value, offering and redemption price per share, $1,085,731,274 / 91,314,403 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.89

(x)	Includes value of securities on loan of $69,458,811.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($9,377 of dividend income received from affiliates) (net of $904 foreign withholding tax)	$7,867,238
Interest	506,829
Securities lending (net)	566,817

Total income	8,940,884

EXPENSES
Investment management fees	2,362,402
Administrative fees	649,205
Custodian fees	61,818
Printing and mailing expenses	43,887
Professional fees	38,742
Trustees’ fees	15,347
Miscellaneous	13,134

Gross expenses	3,184,535
Less: Waiver from investment manager	(32,166)

Net expenses	3,152,369

NET INVESTMENT INCOME (LOSS)	5,788,515

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	38,931,941
Futures contracts	11,511,400

Net realized gain (loss)	50,443,341

Change in unrealized appreciation (depreciation) on:
Investments in securities ($64,766 of change in unrealized appreciation (depreciation) from affiliates)	93,982,597
Futures contracts	2,284,046

Net change in unrealized appreciation (depreciation)	96,266,643

NET REALIZED AND UNREALIZED GAIN (LOSS)	146,709,984

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$152,498,499

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,788,515	$9,433,671
Net realized gain (loss)	50,443,341	63,537,063
Net change in unrealized appreciation (depreciation)	96,266,643	(176,612,039)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	152,498,499	(103,641,305)

Distributions to shareholders:
Class K	–	(87,233,675)

Tax return of capital:
Class IA	—	—
Class K	—	(488,653)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 11,578,112 and 5,998,745 shares, respectively ]	125,047,491	63,727,477
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,962,571 shares, respectively ]	—	87,722,328
Capital shares repurchased [ (4,489,496) and (7,602,987) shares, respectively ]	(52,094,282)	(101,123,354)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	72,953,209	50,326,451

TOTAL INCREASE (DECREASE) IN NET ASSETS	225,451,708	(141,037,182)
NET ASSETS:
Beginning of period	860,279,566	1,001,316,748

End of period	$1,085,731,274	$860,279,566

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡	Year Ended December 31, 2014
Net asset value, beginning of year	$12.40	$13.10

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.02)
Net realized and unrealized gain (loss)	0.66	0.52

Total from investment operations	0.66	0.50

Less distributions:
Distributions from net realized gains	—	(1.20)

Net asset value, end of year	$13.06	$12.40

Total return (b)	5.32%	4.01%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—	$2
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.91%
Before waivers and reimbursements (a)(f)	0.87%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.11)%	(0.15)%
Before waivers and reimbursements (a)(f)	(0.11)%	(0.15)%
Portfolio turnover rate ^	29%	15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.21	$12.86	$12.22	$10.59	$12.42	$13.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.13	0.10	0.10	0.06	0.02
Net realized and unrealized gain (loss)	1.62	(1.57)	1.59	2.09	(0.66)	0.53

Total from investment operations	1.68	(1.44)	1.69	2.19	(0.60)	0.55

Less distributions:
Dividends from net investment income	—	(0.13)	(0.12)	(0.11)	(0.06)	(0.03)
Distributions from net realized gains	—	(1.07)	(0.93)	(0.45)	(1.17)	(1.20)
Return of capital	—	(0.01)	—	—	—	—

Total dividends and distributions	—	(1.21)	(1.05)	(0.56)	(1.23)	(1.23)

Net asset value, end of period	$11.89	$10.21	$12.86	$12.22	$10.59	$12.42

Total return (b)	16.45%	(11.83)%	14.08%	20.71%	(4.74)%	4.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,085,731	$860,280	$1,001,317	$959,878	$888,430	$1,083,788
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.60%	0.61%	0.61%	0.63%
Before waivers and reimbursements (a)(f)	0.61%	0.60%	0.61%	0.62%	0.61%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.10%	0.95%	0.77%	0.94%	0.45%	0.14%
Before waivers and reimbursements (a)(f)	1.10%	0.95%	0.76%	0.93%	0.44%	0.14%
Portfolio turnover rate (z)^	13%	21%	13%	14%	29%	15%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$282,897,590	17.0%
Industrials	221,887,243	13.3
Consumer Staples	174,667,796	10.5
Health Care	167,110,983	10.0
Consumer Discretionary	166,334,903	10.0
Materials	110,735,749	6.6
Information Technology	100,149,953	6.0
Energy	83,763,925	5.0
Communication Services	80,762,381	4.8
Utilities	54,021,399	3.2
Real Estate	53,768,924	3.2
Repurchase Agreements	37,689,737	2.3
Cash and Other	135,078,591	8.1

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class K
Actual	$1,000.00	$1,138.50	$3.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.70	3.13

*  Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.62%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.1%)
AGL Energy Ltd.	70,085	$984,555
Alumina Ltd.	265,335	434,029
AMP Ltd.	327,303	487,140
APA Group	125,840	954,136
Aristocrat Leisure Ltd.	62,556	1,349,144
ASX Ltd.	20,780	1,201,663
Aurizon Holdings Ltd.	214,840	814,473
AusNet Services	190,359	250,578
Australia & New Zealand Banking Group Ltd. (x)	306,029	6,060,852
Bank of Queensland Ltd.	39,515	264,377
Bendigo & Adelaide Bank Ltd.	53,215	432,624
BHP Group Ltd.	315,548	9,118,194
BHP Group plc	226,236	5,789,264
BlueScope Steel Ltd.	57,037	482,516
Boral Ltd.	128,206	460,836
Brambles Ltd.	170,634	1,542,941
Caltex Australia Ltd.	27,846	483,845
Challenger Ltd.	56,948	265,469
CIMIC Group Ltd.	10,417	327,414
Coca-Cola Amatil Ltd.	55,114	395,440
Cochlear Ltd.	6,183	897,846
Coles Group Ltd.*	121,078	1,134,787
Commonwealth Bank of Australia (x)	189,622	11,020,015
Computershare Ltd.	52,097	592,876
Crown Resorts Ltd.	41,080	359,061
CSL Ltd.	48,523	7,324,098
Dexus (REIT)	115,868	1,055,860
Domino’s Pizza Enterprises Ltd. (x)	6,046	159,766
Flight Centre Travel Group Ltd. (x)	5,564	162,303
Fortescue Metals Group Ltd.	148,412	939,818
Goodman Group (REIT)	175,973	1,856,834
GPT Group (The) (REIT)	192,625	831,679
Harvey Norman Holdings Ltd. (x)	54,577	155,945
Incitec Pivot Ltd.	171,113	409,643
Insurance Australia Group Ltd. (x)	247,375	1,434,511
Lendlease Group	60,289	550,237
Macquarie Group Ltd.	34,637	3,049,097
Medibank Pvt Ltd.	297,922	729,955
Mirvac Group (REIT)	396,358	870,964
National Australia Bank Ltd.	297,509	5,580,904
Newcrest Mining Ltd.	82,134	1,842,306
Oil Search Ltd.	145,719	723,275
Orica Ltd.	39,861	567,244
Origin Energy Ltd.	185,644	952,722
QBE Insurance Group Ltd.	141,906	1,178,565
Ramsay Health Care Ltd.	15,399	780,977
REA Group Ltd.	5,983	403,403
Rio Tinto Ltd.	39,822	2,900,822
Rio Tinto plc	122,104	7,567,995
Santos Ltd.	188,973	939,293
Scentre Group (REIT)	568,512	1,532,635
SEEK Ltd.	38,361	569,867
Sonic Healthcare Ltd.	47,348	900,822
South32 Ltd.	535,053	1,194,516
Stockland (REIT)	251,156	735,271
Suncorp Group Ltd. (x)	138,991	1,314,384
Sydney Airport	117,676	664,220
Tabcorp Holdings Ltd.	214,206	669,206
Telstra Corp. Ltd.	451,594	1,220,610
TPG Telecom Ltd.	37,207	168,220
Transurban Group	284,787	2,947,038
Treasury Wine Estates Ltd.	76,649	802,866
Vicinity Centres (REIT)	349,600	601,320
Washington H Soul Pattinson & Co. Ltd.	11,125	171,749
Wesfarmers Ltd.	121,571	3,086,217
Westpac Banking Corp.	369,174	7,350,305
Woodside Petroleum Ltd.	100,277	2,559,725
Woolworths Group Ltd.	136,665	3,188,274
WorleyParsons Ltd. (x)	34,224	353,437

		119,102,973

Austria (0.2%)
ANDRITZ AG (x)	7,914	297,868
Erste Group Bank AG	32,312	1,199,258
OMV AG	16,191	788,902
Raiffeisen Bank International AG	15,985	374,982
Verbund AG	7,339	383,878
voestalpine AG (x)	11,819	365,148

		3,410,036

Belgium (0.9%)
Ageas	19,377	1,007,155
Anheuser-Busch InBev SA/NV	81,618	7,224,161
Colruyt SA	6,178	358,275
Groupe Bruxelles Lambert SA	8,656	849,232
KBC Group NV	26,781	1,755,292
Proximus SADP	16,996	500,934
Solvay SA	8,025	831,308
Telenet Group Holding NV	5,040	280,818
UCB SA	13,740	1,139,284
Umicore SA (x)	21,850	700,647

		14,647,106

Chile (0.0%)
Antofagasta plc	43,334	511,578

China (0.2%)
BeiGene Ltd. (ADR)*	3,731	462,457
BOC Hong Kong Holdings Ltd.	395,423	1,556,544
Yangzijiang Shipbuilding Holdings Ltd.	254,599	287,906

		2,306,907

Colombia (0.0%)
Millicom International Cellular SA (SDR)	7,629	429,258

Denmark (1.6%)
AP Moller – Maersk A/S, Class A	418	485,236
AP Moller – Maersk A/S, Class B	697	864,540
Carlsberg A/S, Class B	11,489	1,523,080
Chr Hansen Holding A/S	10,821	1,016,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Coloplast A/S, Class B	12,759	$1,441,866
Danske Bank A/S	71,978	1,137,652
Demant A/S*	10,884	338,418
DSV A/S	19,131	1,878,666
Genmab A/S*	6,598	1,213,224
H Lundbeck A/S	7,956	314,281
ISS A/S	16,905	510,177
Novo Nordisk A/S, Class B	184,380	9,395,750
Novozymes A/S, Class B	23,707	1,105,507
Orsted A/S(m)	20,444	1,767,786
Pandora A/S	11,194	398,193
Tryg A/S	13,709	445,679
Vestas Wind Systems A/S	21,179	1,829,406

		25,665,596

Finland (1.0%)
Elisa OYJ	16,179	789,421
Fortum OYJ	47,773	1,055,761
Kone OYJ, Class B	36,355	2,145,508
Metso OYJ	10,364	407,168
Neste OYJ	42,345	1,436,811
Nokia OYJ	603,304	2,995,150
Nokian Renkaat OYJ	13,510	421,847
Nordea Bank Abp	325,146	2,360,649
Orion OYJ, Class B	10,910	399,838
Sampo OYJ, Class A	47,557	2,244,198
Stora Enso OYJ, Class R	63,184	742,534
UPM-Kymmene OYJ	58,382	1,551,445
Wartsila OYJ Abp	48,866	708,738

		17,259,068

France (10.0%)
Accor SA	19,677	844,645
Aeroports de Paris	3,176	560,494
Air Liquide SA	46,034	6,441,084
Airbus SE	62,372	8,842,704
Alstom SA	16,749	777,048
Amundi SA (m)	6,531	455,981
Arkema SA	7,461	693,814
Atos SE	10,755	899,114
AXA SA‡	207,798	5,458,232
BioMerieux	4,262	353,054
BNP Paribas SA	120,486	5,721,998
Bollore SA	100,397	442,946
Bouygues SA	23,857	883,552
Bureau Veritas SA	29,009	716,459
Capgemini SE	17,025	2,116,920
Carrefour SA (x)	63,298	1,222,155
Casino Guichard Perrachon SA (x)	6,214	211,978
Cie de Saint-Gobain	52,694	2,053,701
Cie Generale des Etablissements Michelin SCA	18,301	2,321,363
CNP Assurances	18,436	418,433
Covivio (REIT)	4,916	514,558
Credit Agricole SA	122,500	1,468,863
Danone SA	66,042	5,594,678
Dassault Aviation SA	277	398,131
Dassault Systemes SE	14,028	2,237,959
Edenred	25,728	1,312,393
Eiffage SA	8,497	840,009
Electricite de France SA	65,557	826,330
Engie SA	195,617	2,967,297
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	693,434
EssilorLuxottica SA (Turquoise Stock Exchange)	24,848	3,242,222
Eurazeo SE	4,304	300,007
Eutelsat Communications SA	19,453	363,653
Faurecia SA	7,818	362,795
Gecina SA (REIT)	4,907	734,295
Getlink SE	47,130	755,104
Hermes International	3,383	2,439,646
Icade (REIT)	3,194	292,731
Iliad SA (x)	2,773	311,408
Imerys SA	3,750	198,793
Ingenico Group SA	6,647	587,885
Ipsen SA	4,152	566,549
JCDecaux SA	8,112	245,731
Kering SA	8,117	4,800,440
Klepierre SA (REIT)	22,065	739,656
Legrand SA	28,622	2,092,713
L’Oreal SA	27,010	7,693,624
LVMH Moet Hennessy Louis Vuitton SE (x)	29,754	12,663,793
Natixis SA	100,513	404,484
Orange SA (x)	213,579	3,367,263
Pernod Ricard SA	22,745	4,191,154
Peugeot SA	63,300	1,559,772
Publicis Groupe SA (x)	22,891	1,208,543
Remy Cointreau SA (x)	2,517	362,912
Renault SA (x)	20,774	1,306,067
Safran SA	35,059	5,136,681
Sanofi	120,255	10,380,081
Sartorius Stedim Biotech	2,793	440,500
Schneider Electric SE	58,915	5,343,301
SCOR SE	17,527	768,499
SEB SA	2,300	413,484
Societe BIC SA	2,564	195,486
Societe Generale SA	82,214	2,077,249
Sodexo SA	9,605	1,122,766
Suez	38,194	551,132
Teleperformance	6,244	1,251,029
Thales SA	11,424	1,411,388
TOTAL SA	254,683	14,270,041
Ubisoft Entertainment SA (x)*	8,700	681,018
Unibail-Rodamco-Westfield (REIT) (x)	14,835	2,222,475
Valeo SA	25,706	835,986
Veolia Environnement SA	57,513	1,400,826
Vinci SA	54,468	5,577,916
Vivendi SA	97,944	2,696,319
Wendel SA	2,863	390,336
Worldline SA (m)*	8,982	653,660

		166,900,740

Germany (7.9%)
1&1 Drillisch AG	5,440	181,368
adidas AG	19,321	5,964,830
Allianz SE (Registered)	45,466	10,960,270
Aroundtown SA	82,613	680,684
Axel Springer SE	5,481	386,100
BASF SE	98,384	7,150,886

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Bayer AG (Registered)	99,892	$6,922,003
Bayerische Motoren Werke AG	35,519	2,628,897
Bayerische Motoren Werke AG (Preference) (q)	5,850	363,201
Beiersdorf AG	11,159	1,339,313
Brenntag AG	16,806	827,658
Carl Zeiss Meditec AG	4,311	425,252
Commerzbank AG	106,783	767,272
Continental AG	11,801	1,720,573
Covestro AG (m)	18,623	946,788
Daimler AG (Registered)	97,408	5,419,062
Delivery Hero SE (m)*	11,261	510,787
Deutsche Bank AG (Registered)	209,932	1,618,479
Deutsche Boerse AG	20,352	2,878,897
Deutsche Lufthansa AG (Registered)	27,325	468,244
Deutsche Post AG (Registered)	105,924	3,480,894
Deutsche Telekom AG (Registered)	357,019	6,175,559
Deutsche Wohnen SE	38,280	1,404,655
E.ON SE	235,539	2,558,057
Evonik Industries AG	18,236	531,053
Fraport AG Frankfurt Airport Services Worldwide	4,322	371,540
Fresenius Medical Care AG & Co. KGaA	23,138	1,816,457
Fresenius SE & Co. KGaA	44,751	2,426,262
FUCHS PETROLUB SE (Preference) (q)	7,028	276,347
GEA Group AG	16,447	467,547
Hannover Rueck SE	6,469	1,046,009
HeidelbergCement AG	16,166	1,308,089
Henkel AG & Co. KGaA	11,212	1,029,495
Henkel AG & Co. KGaA (Preference) (q)	19,455	1,902,958
HOCHTIEF AG	2,328	283,512
HUGO BOSS AG	6,770	450,343
Infineon Technologies AG	130,463	2,306,834
Innogy SE (m)	6,347	300,956
Innogy SE	8,746	374,432
KION Group AG	6,957	438,575
Knorr-Bremse AG	5,180	577,237
LANXESS AG	9,244	549,323
Merck KGaA	14,077	1,472,000
METRO AG	20,607	376,673
MTU Aero Engines AG	5,611	1,336,666
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	16,019	4,020,095
Porsche Automobil Holding SE (Preference) (q)	16,559	1,075,903
Puma SE	9,400	626,895
RWE AG	57,082	1,406,555
SAP SE	105,275	14,455,961
Sartorius AG (Preference) (q)	3,997	819,461
Siemens AG (Registered)	81,944	9,746,473
Siemens Healthineers AG (m)	16,249	685,672
Symrise AG	13,824	1,330,479
Telefonica Deutschland Holding AG	84,197	235,234
thyssenkrupp AG	43,344	632,099
TUI AG	48,071	471,533
Uniper SE	22,503	681,413
United Internet AG (Registered)	13,399	441,235
Volkswagen AG	3,447	592,445
Volkswagen AG (Preference) (q)	19,880	3,350,594
Vonovia SE	52,797	2,521,489
Wirecard AG	12,574	2,116,803
Zalando SE (m)*	12,814	568,553

		131,200,929

Hong Kong (3.2%)
AIA Group Ltd.	1,293,700	13,952,689
ASM Pacific Technology Ltd.	33,877	346,936
Bank of East Asia Ltd. (The)	136,421	381,581
CK Asset Holdings Ltd.	276,225	2,162,290
CK Hutchison Holdings Ltd.	288,780	2,846,507
CK Infrastructure Holdings Ltd.	70,513	574,994
CLP Holdings Ltd.	175,428	1,935,800
Dairy Farm International Holdings Ltd.	39,600	283,140
Hang Lung Properties Ltd.	215,511	512,589
Hang Seng Bank Ltd.	82,044	2,042,777
Henderson Land Development Co. Ltd.	155,281	855,748
HK Electric Investments & HK Electric Investments Ltd. (m)	276,100	282,755
HKT Trust & HKT Ltd.	414,711	658,297
Hong Kong & China Gas Co. Ltd.	1,088,048	2,412,406
Hong Kong Exchanges & Clearing Ltd.	127,202	4,490,996
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	113,400	727,121
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	9,600	61,824
Hysan Development Co. Ltd.	70,507	364,192
Jardine Matheson Holdings Ltd. (London Stock Exchange)	20,900	1,307,713
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	2,900	182,758
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	21,500	814,635
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	2,200	83,886
Kerry Properties Ltd.	65,124	273,445
Link REIT (REIT)	225,519	2,771,461
Melco Resorts & Entertainment Ltd. (ADR)	22,169	481,511
MTR Corp. Ltd.	162,816	1,096,320
New World Development Co. Ltd.	654,513	1,023,868
NWS Holdings Ltd.	161,962	332,976
PCCW Ltd.	471,865	272,426
Power Assets Holdings Ltd.	148,514	1,068,460
Shangri-La Asia Ltd.	124,635	157,156
Sino Land Co. Ltd.	325,700	546,190
Sun Hung Kai Properties Ltd.	170,587	2,893,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Swire Pacific Ltd., Class A	52,912	$650,249
Swire Properties Ltd.	122,200	493,543
Techtronic Industries Co. Ltd.	147,800	1,131,436
Vitasoy International Holdings Ltd.	79,100	380,225
WH Group Ltd. (m)(x)	978,900	992,471
Wharf Holdings Ltd. (The)	130,213	345,048
Wharf Real Estate Investment Co. Ltd.	130,213	917,627
Wheelock & Co. Ltd.	89,474	641,415
Yue Yuen Industrial Holdings Ltd.	81,437	223,095

		53,974,008

Ireland (0.6%)
AerCap Holdings NV*	14,266	741,975
AIB Group plc (BrsaItaliana Stock Exchange)	5,975	24,432
AIB Group plc (Turquoise Stock Exchange)	80,775	326,065
Bank of Ireland Group plc (Aquis Stock Exchange)	30	157
Bank of Ireland Group plc (Turquoise Stock Exchange)	101,960	532,852
CRH plc	86,907	2,835,201
Flutter Entertainment plc	8,716	655,511
James Hardie Industries plc (CHDI) (x)	46,987	616,861
Kerry Group plc (London Stock Exchange), Class A	5	597
Kerry Group plc (Turquoise Stock Exchange), Class A	17,014	2,031,395
Kingspan Group plc	16,401	890,704
Smurfit Kappa Group plc	24,528	742,174

		9,397,924

Israel (0.5%)
Azrieli Group Ltd.	5,148	344,758
Bank Hapoalim BM*	114,472	848,725
Bank Leumi Le-Israel BM	164,073	1,184,297
Check Point Software Technologies Ltd.*	13,847	1,600,852
CyberArk Software Ltd.*	3,984	509,314
Elbit Systems Ltd.	2,646	393,697
Israel Chemicals Ltd.	78,745	412,392
Israel Discount Bank Ltd., Class A	124,685	509,040
Mizrahi Tefahot Bank Ltd.*	14,297	329,582
Nice Ltd.*	6,397	869,532
Teva Pharmaceutical Industries Ltd. (ADR)*	110,041	1,015,678
Wix.com Ltd.*	4,419	627,940

		8,645,807

Italy (1.8%)
Assicurazioni Generali SpA (x)	117,358	2,209,895
Atlantia SpA	53,038	1,381,691
Davide Campari-Milano SpA	61,809	605,488
Enel SpA	871,210	6,082,608
Eni SpA	272,496	4,525,745
Ferrari NV	13,085	2,124,714
FinecoBank Banca Fineco SpA	55,440	618,430
Intesa Sanpaolo SpA	1,594,136	3,411,486
Leonardo SpA	37,201	471,448
Mediobanca Banca di Credito Finanziario SpA	65,265	672,814
Moncler SpA	19,510	834,149
Pirelli & C SpA (m)	39,967	236,231
Poste Italiane SpA (m)	53,896	567,500
Prysmian SpA	26,887	554,904
Recordati SpA	11,301	471,094
Snam SpA (x)	222,953	1,108,135
Telecom Italia SpA (Aquis Stock Exchange) (x)	647,187	335,651
Telecom Italia SpA (Turquoise Stock Exchange)*	977,097	533,530
Terna Rete Elettrica Nazionale SpA	151,005	961,564
UniCredit SpA	214,896	2,645,422

		30,352,499

Japan (21.2%)
ABC-Mart, Inc.	3,625	236,029
Acom Co. Ltd.	48,976	176,253
Advantest Corp.	21,422	589,122
Aeon Co. Ltd.	68,800	1,181,179
AEON Financial Service Co. Ltd.	11,388	183,260
Aeon Mall Co. Ltd.	10,811	162,644
AGC, Inc. (x)	19,814	684,572
Air Water, Inc.	15,870	271,430
Aisin Seiki Co. Ltd.	17,806	612,719
Ajinomoto Co., Inc.	48,346	837,642
Alfresa Holdings Corp.	21,104	520,284
Alps Alpine Co. Ltd.	21,882	368,573
Amada Holdings Co. Ltd.	34,365	386,632
ANA Holdings, Inc.	12,671	419,331
Aozora Bank Ltd. (x)	12,562	301,306
Asahi Group Holdings Ltd. (x)	39,243	1,763,505
Asahi Intecc Co. Ltd.	21,930	539,834
Asahi Kasei Corp.	138,142	1,471,559
Astellas Pharma, Inc.	201,456	2,868,200
Bandai Namco Holdings, Inc.	21,450	1,040,518
Bank of Kyoto Ltd. (The)	5,362	207,139
Benesse Holdings, Inc.	7,475	173,884
Bridgestone Corp. (x)	61,160	2,406,351
Brother Industries Ltd.	23,474	443,070
Calbee, Inc.	8,628	232,716
Canon, Inc. (x)	107,097	3,125,049
Casio Computer Co. Ltd.	19,681	244,244
Central Japan Railway Co.	15,496	3,101,643
Chiba Bank Ltd. (The)	66,630	325,070
Chubu Electric Power Co., Inc.	69,073	968,361
Chugai Pharmaceutical Co. Ltd.	23,995	1,566,802
Chugoku Electric Power Co., Inc. (The) (x)	31,275	393,929
Coca-Cola Bottlers Japan, Inc.	14,259	360,922
Concordia Financial Group Ltd.	118,753	441,682
Credit Saison Co. Ltd.	16,714	195,486
CyberAgent, Inc.	11,563	418,805
Dai Nippon Printing Co. Ltd.	25,768	548,749
Daicel Corp.	27,036	240,231
Daifuku Co. Ltd.	11,288	633,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Dai-ichi Life Holdings, Inc.	116,428	$1,754,816
Daiichi Sankyo Co. Ltd.	60,720	3,173,558
Daikin Industries Ltd.	26,701	3,483,277
Daito Trust Construction Co. Ltd.	7,824	996,732
Daiwa House Industry Co. Ltd.	60,677	1,767,717
Daiwa House REIT Investment Corp. (REIT)	197	475,256
Daiwa Securities Group, Inc.	163,778	717,151
Denso Corp.	46,425	1,951,904
Dentsu, Inc.	23,419	816,727
Disco Corp.	2,841	465,880
East Japan Railway Co.	32,690	3,056,302
Eisai Co. Ltd.	26,995	1,525,080
Electric Power Development Co. Ltd.	15,355	348,644
FamilyMart UNY Holdings Co. Ltd.	27,194	648,731
FANUC Corp.	20,761	3,837,747
Fast Retailing Co. Ltd.	6,282	3,794,895
Fuji Electric Co. Ltd.	12,463	429,440
FUJIFILM Holdings Corp.	38,581	1,954,904
Fujitsu Ltd.	21,306	1,484,494
Fukuoka Financial Group, Inc.	15,964	291,251
GMO Payment Gateway, Inc.	4,374	300,620
Hakuhodo DY Holdings, Inc.	25,523	429,427
Hamamatsu Photonics KK	15,709	611,225
Hankyu Hanshin Holdings, Inc.	24,673	883,344
Hikari Tsushin, Inc.	2,264	493,265
Hino Motors Ltd.	29,285	246,362
Hirose Electric Co. Ltd.	3,525	392,993
Hisamitsu Pharmaceutical Co., Inc.	5,882	232,138
Hitachi Chemical Co. Ltd.	10,882	295,327
Hitachi Construction Machinery Co. Ltd.	12,158	315,974
Hitachi High-Technologies Corp.	7,398	380,141
Hitachi Ltd.	103,568	3,793,443
Hitachi Metals Ltd.	22,537	254,394
Honda Motor Co. Ltd.	174,627	4,510,840
Hoshizaki Corp.	5,686	422,963
Hoya Corp.	41,258	3,158,591
Hulic Co. Ltd. (x)	28,969	232,687
Idemitsu Kosan Co. Ltd.	21,042	632,343
IHI Corp.	16,722	402,792
Iida Group Holdings Co. Ltd.	16,314	263,288
Inpex Corp.	109,312	984,786
Isetan Mitsukoshi Holdings Ltd. (x)	33,868	274,550
Isuzu Motors Ltd.	58,724	668,315
ITOCHU Corp.	144,214	2,756,137
Itochu Techno-Solutions Corp.	2,993	76,675
J Front Retailing Co. Ltd.	26,581	304,480
Japan Airlines Co. Ltd.	11,957	381,839
Japan Airport Terminal Co. Ltd. (x)	6,010	256,142
Japan Exchange Group, Inc.	54,186	860,422
Japan Post Bank Co. Ltd.	42,903	435,337
Japan Post Holdings Co. Ltd.	168,535	1,907,088
Japan Prime Realty Investment Corp. (REIT)	85	368,177
Japan Real Estate Investment Corp. (REIT)	146	888,336
Japan Retail Fund Investment Corp. (REIT)	276	558,067
Japan Tobacco, Inc. (x)	123,714	2,730,394
JFE Holdings, Inc.	52,789	774,833
JGC Corp.	23,886	327,445
JSR Corp.	21,285	335,814
JTEKT Corp.	23,669	286,711
JXTG Holdings, Inc.	344,300	1,706,571
Kajima Corp.	48,960	671,176
Kakaku.com, Inc.	13,790	266,041
Kamigumi Co. Ltd.	11,125	263,124
Kaneka Corp.	5,832	219,075
Kansai Electric Power Co., Inc. (The)	75,058	859,427
Kansai Paint Co. Ltd.	19,314	404,678
Kao Corp. (x)	52,337	3,985,408
Kawasaki Heavy Industries Ltd.	15,067	353,983
KDDI Corp.	189,861	4,831,273
Keihan Holdings Co. Ltd.	10,409	453,279
Keikyu Corp.	22,838	392,937
Keio Corp.	10,971	721,462
Keisei Electric Railway Co. Ltd.	13,655	497,110
Keyence Corp.	9,764	5,988,901
Kikkoman Corp.	15,531	675,605
Kintetsu Group Holdings Co. Ltd.	19,074	912,877
Kirin Holdings Co. Ltd.	88,078	1,898,152
Kobayashi Pharmaceutical Co. Ltd.	5,244	375,006
Kobe Steel Ltd.	30,638	200,341
Koito Manufacturing Co. Ltd.	11,535	615,186
Komatsu Ltd.	98,919	2,385,470
Konami Holdings Corp.	9,875	462,540
Konica Minolta, Inc.	49,832	484,847
Kose Corp.	3,440	576,551
Kubota Corp.	108,384	1,802,463
Kuraray Co. Ltd. (x)	35,853	427,981
Kurita Water Industries Ltd.	11,215	278,256
Kyocera Corp.	34,602	2,257,803
Kyowa Kirin Co. Ltd.	26,076	468,964
Kyushu Electric Power Co., Inc. (x)	40,445	396,891
Kyushu Railway Co.	17,104	498,136
Lawson, Inc.	5,448	261,245
LINE Corp.*	6,475	181,071
Lion Corp.	24,432	454,807
LIXIL Group Corp.	30,379	480,136
M3, Inc.	45,531	831,522
Makita Corp.	24,800	841,887
Marubeni Corp.	166,698	1,102,404
Marui Group Co. Ltd.	19,357	393,909
Maruichi Steel Tube Ltd.	6,564	182,220
Mazda Motor Corp.	61,610	642,586
McDonald’s Holdings Co. Japan Ltd. (x)	7,048	310,513
Mebuki Financial Group, Inc.	86,233	224,750
Medipal Holdings Corp.	18,277	403,293
Meiji Holdings Co. Ltd.	12,271	876,378
Mercari, Inc.*	2,316	61,393

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Minebea Mitsumi, Inc.	38,918	$658,771
MISUMI Group, Inc.	30,405	761,993
Mitsubishi Chemical Holdings Corp.	136,735	954,475
Mitsubishi Corp.	144,777	3,813,631
Mitsubishi Electric Corp.	195,258	2,569,875
Mitsubishi Estate Co. Ltd.	126,607	2,354,469
Mitsubishi Gas Chemical Co., Inc.	15,837	210,935
Mitsubishi Heavy Industries Ltd.	33,448	1,455,313
Mitsubishi Materials Corp.	10,700	304,183
Mitsubishi Motors Corp.	73,790	353,157
Mitsubishi Tanabe Pharma Corp.	25,534	284,198
Mitsubishi UFJ Financial Group, Inc.	1,300,836	6,177,508
Mitsubishi UFJ Lease & Finance Co. Ltd.	39,793	210,748
Mitsui & Co. Ltd.	177,209	2,882,944
Mitsui Chemicals, Inc.	20,492	506,907
Mitsui Fudosan Co. Ltd.	95,600	2,316,514
Mitsui OSK Lines Ltd.	13,398	320,488
Mizuho Financial Group, Inc.	2,583,986	3,741,225
MonotaRO Co. Ltd.	14,610	355,849
MS&AD Insurance Group Holdings, Inc.	51,464	1,632,490
Murata Manufacturing Co. Ltd.	60,201	2,702,526
Nabtesco Corp.	12,437	345,373
Nagoya Railroad Co. Ltd.	19,024	525,999
NEC Corp.	26,534	1,043,493
Nexon Co. Ltd.*	50,038	724,940
NGK Insulators Ltd.	29,912	435,855
NGK Spark Plug Co. Ltd.	18,049	338,497
NH Foods Ltd.	9,279	397,186
Nidec Corp.	24,204	3,305,699
Nikon Corp.	35,458	501,210
Nintendo Co. Ltd.	12,155	4,452,079
Nippon Building Fund, Inc. (REIT) (x)	147	1,006,224
Nippon Electric Glass Co. Ltd. (x)	8,566	216,811
Nippon Express Co. Ltd.	8,558	454,829
Nippon Paint Holdings Co. Ltd. (x)	15,715	609,272
Nippon Prologis REIT, Inc. (REIT)	181	417,854
Nippon Steel Corp.	86,540	1,484,139
Nippon Telegraph & Telephone Corp.	68,924	3,207,269
Nippon Yusen KK	18,026	289,078
Nissan Chemical Corp.	13,453	605,800
Nissan Motor Co. Ltd.	248,618	1,779,285
Nisshin Seifun Group, Inc.	22,436	511,711
Nissin Foods Holdings Co. Ltd.	6,772	435,910
Nitori Holdings Co. Ltd.	8,649	1,145,552
Nitto Denko Corp.	16,718	824,464
Nomura Holdings, Inc.	355,546	1,251,163
Nomura Real Estate Holdings, Inc.	12,791	274,767
Nomura Real Estate Master Fund, Inc. (REIT)	409	628,589
Nomura Research Institute Ltd.	35,163	563,247
NSK Ltd.	40,262	358,499
NTT Data Corp.	68,953	917,753
NTT DOCOMO, Inc.	142,895	3,329,998
Obayashi Corp.	71,598	704,591
Obic Co. Ltd.	6,937	784,969
Odakyu Electric Railway Co. Ltd.	32,526	795,539
Oji Holdings Corp.	91,648	528,730
Olympus Corp.	126,431	1,402,509
Omron Corp.	20,682	1,078,077
Ono Pharmaceutical Co. Ltd.	40,774	730,653
Oracle Corp.	3,965	289,427
Oriental Land Co. Ltd.	21,413	2,649,440
ORIX Corp.	141,781	2,114,584
Osaka Gas Co. Ltd.	40,134	698,711
Otsuka Corp.	11,045	444,095
Otsuka Holdings Co. Ltd. (x)	42,275	1,378,648
Pan Pacific International Holdings Corp.	11,854	752,042
Panasonic Corp.	236,445	1,968,493
Park24 Co. Ltd. (x)	13,132	305,599
PeptiDream, Inc. (x)*	10,002	511,163
Persol Holdings Co. Ltd.	18,163	426,384
Pigeon Corp.	12,626	507,663
Pola Orbis Holdings, Inc. (x)	10,473	292,387
Rakuten, Inc.	92,897	1,102,891
Recruit Holdings Co. Ltd.	123,214	4,107,324
Renesas Electronics Corp.*	80,408	399,001
Resona Holdings, Inc.	230,515	959,134
Ricoh Co. Ltd.	74,235	740,870
Rinnai Corp.	3,911	248,484
Rohm Co. Ltd.	10,122	679,713
Ryohin Keikaku Co. Ltd.	2,547	459,719
Sankyo Co. Ltd.	5,050	182,674
Santen Pharmaceutical Co. Ltd.	39,288	650,458
SBI Holdings, Inc.	25,171	622,650
Secom Co. Ltd.	22,506	1,935,915
Sega Sammy Holdings, Inc.	19,517	236,959
Seibu Holdings, Inc.	22,000	366,480
Seiko Epson Corp.	31,566	499,189
Sekisui Chemical Co. Ltd.	39,143	587,426
Sekisui House Ltd.	67,588	1,113,041
Seven & i Holdings Co. Ltd.	80,708	2,730,815
Seven Bank Ltd.	68,112	178,153
SG Holdings Co. Ltd.	11,193	317,160
Sharp Corp.	21,734	238,275
Shimadzu Corp.	23,748	581,943
Shimamura Co. Ltd.	2,305	172,103
Shimano, Inc.	8,082	1,201,637
Shimizu Corp.	62,006	514,728
Shin-Etsu Chemical Co. Ltd.	38,910	3,621,591
Shinsei Bank Ltd.	18,540	287,691
Shionogi & Co. Ltd.	28,891	1,663,815
Shiseido Co. Ltd.	42,506	3,201,699
Shizuoka Bank Ltd. (The)	48,891	360,056
Showa Denko KK (x)	15,151	445,473
SMC Corp.	6,084	2,266,793
Softbank Corp. (x)	179,415	2,328,909
SoftBank Group Corp.	176,818	8,470,667
Sohgo Security Services Co. Ltd.	8,387	386,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sompo Holdings, Inc.	36,604	$1,412,691
Sony Corp.	136,126	7,131,101
Sony Financial Holdings, Inc.	16,348	392,419
Stanley Electric Co. Ltd.	14,515	356,497
Subaru Corp.	67,267	1,634,024
SUMCO Corp. (x)	24,499	291,311
Sumitomo Chemical Co. Ltd.	164,896	764,717
Sumitomo Corp.	125,977	1,907,503
Sumitomo Dainippon Pharma Co. Ltd.	16,825	318,819
Sumitomo Electric Industries Ltd.	80,998	1,062,669
Sumitomo Heavy Industries Ltd.	11,864	407,699
Sumitomo Metal Mining Co. Ltd.	25,252	753,941
Sumitomo Mitsui Financial Group, Inc.	142,424	5,027,740
Sumitomo Mitsui Trust Holdings, Inc.	36,238	1,312,857
Sumitomo Realty & Development Co. Ltd.	35,747	1,275,838
Sumitomo Rubber Industries Ltd. (x)	18,256	210,982
Sundrug Co. Ltd. (x)	8,414	227,568
Suntory Beverage & Food Ltd.	14,856	645,554
Suzuken Co. Ltd.	7,623	446,852
Suzuki Motor Corp.	38,331	1,800,382
Sysmex Corp.	17,852	1,163,530
T&D Holdings, Inc.	58,440	633,915
Taiheiyo Cement Corp.	13,190	398,826
Taisei Corp.	21,623	785,179
Taisho Pharmaceutical Holdings Co. Ltd.	3,929	301,376
Taiyo Nippon Sanso Corp.	14,972	317,729
Takeda Pharmaceutical Co. Ltd.	159,221	5,645,800
TDK Corp.	14,346	1,109,731
Teijin Ltd.	17,795	303,199
Terumo Corp.	67,781	2,018,059
THK Co. Ltd. (x)	13,081	312,420
Tobu Railway Co. Ltd.	20,389	593,808
Toho Co. Ltd.	12,434	528,198
Toho Gas Co. Ltd.	8,527	313,589
Tohoku Electric Power Co., Inc.	45,610	460,690
Tokio Marine Holdings, Inc.	69,359	3,473,257
Tokyo Century Corp.	4,362	183,882
Tokyo Electric Power Co. Holdings, Inc.*	159,406	830,925
Tokyo Electron Ltd.	16,817	2,358,420
Tokyo Gas Co. Ltd.	41,343	973,036
Tokyu Corp.	53,639	950,741
Tokyu Fudosan Holdings Corp.	60,718	335,085
Toppan Printing Co. Ltd.	25,955	393,604
Toray Industries, Inc.	148,141	1,125,605
Toshiba Corp.	59,680	1,857,129
Tosoh Corp.	28,504	400,534
TOTO Ltd.	15,049	593,920
Toyo Seikan Group Holdings Ltd.	15,174	300,904
Toyo Suisan Kaisha Ltd.	9,353	385,172
Toyoda Gosei Co. Ltd.	6,597	128,556
Toyota Industries Corp.	15,968	878,266
Toyota Motor Corp.	244,666	15,177,167
Toyota Tsusho Corp.	22,909	693,761
Trend Micro, Inc.	13,428	598,447
Tsuruha Holdings, Inc.	4,252	392,802
Unicharm Corp. (x)	43,175	1,299,074
United Urban Investment Corp. (REIT)	325	544,405
USS Co. Ltd.	24,041	473,395
Welcia Holdings Co. Ltd.	4,659	189,489
West Japan Railway Co.	17,547	1,418,538
Yahoo Japan Corp.	301,160	882,684
Yakult Honsha Co. Ltd.	12,943	762,306
Yamada Denki Co. Ltd. (x)	69,217	306,233
Yamaha Corp.	15,321	727,575
Yamaha Motor Co. Ltd. (x)	31,076	551,969
Yamato Holdings Co. Ltd.	33,718	685,212
Yamazaki Baking Co. Ltd.	14,669	221,637
Yaskawa Electric Corp.	26,209	889,718
Yokogawa Electric Corp.	25,107	491,824
Yokohama Rubber Co. Ltd. (The) (x)	12,720	233,600
ZOZO, Inc.	20,743	388,444

		354,163,019

Luxembourg (0.2%)
ArcelorMittal	71,899	1,286,518
Eurofins Scientific SE (x)*	1,276	564,416
RTL Group SA	4,129	211,467
SES SA (FDR)	38,716	605,329
Tenaris SA	52,081	681,637

		3,349,367

Macau (0.2%)
Galaxy Entertainment Group Ltd.	231,400	1,559,611
MGM China Holdings Ltd. (x)	105,100	178,671
Sands China Ltd.	258,196	1,234,510
SJM Holdings Ltd.	207,100	235,687
Wynn Macau Ltd.	160,100	358,661

		3,567,140

Malta (0.0%)
BGP Holdings plc (r)*	810,676	—

Mexico (0.0%)
Fresnillo plc	22,633	250,120

Netherlands (4.3%)
ABN AMRO Bank NV (CVA) (m)	45,401	971,333
Adyen NV (m)*	1,135	875,807
Aegon NV	197,803	984,707
Akzo Nobel NV	24,626	2,314,104
ASML Holding NV	45,263	9,456,832
EXOR NV	11,900	833,540
Heineken Holding NV	12,597	1,322,110
Heineken NV	27,806	3,103,010
ING Groep NV	416,871	4,833,148
Koninklijke Ahold Delhaize NV	126,796	2,851,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke DSM NV	19,463	$2,405,681
Koninklijke KPN NV	367,428	1,128,066
Koninklijke Philips NV	99,211	4,307,758
Koninklijke Vopak NV	7,673	353,797
NN Group NV	33,353	1,342,570
NXP Semiconductors NV	31,654	3,089,747
Randstad NV	12,418	682,020
Royal Dutch Shell plc, Class A	474,219	15,492,480
Royal Dutch Shell plc, Class B	401,201	13,150,329
Wolters Kluwer NV	29,962	2,181,148

		71,679,774

New Zealand (0.2%)
a2 Milk Co. Ltd.*	77,353	762,337
Auckland International Airport Ltd.	102,401	677,611
Fisher & Paykel Healthcare Corp. Ltd.	63,637	660,936
Fletcher Building Ltd.	90,703	295,531
Meridian Energy Ltd.	134,265	428,446
Ryman Healthcare Ltd.	40,606	320,530
Spark New Zealand Ltd.	194,310	522,150

		3,667,541

Norway (0.6%)
Aker BP ASA	11,613	332,988
DNB ASA	104,033	1,935,424
Equinor ASA	107,287	2,118,586
Gjensidige Forsikring ASA	21,151	425,973
Mowi ASA	45,432	1,062,243
Norsk Hydro ASA	147,452	527,204
Orkla ASA	81,857	726,215
Schibsted ASA, Class B	10,447	272,367
Telenor ASA	78,853	1,674,036
Yara International ASA	19,447	943,346

		10,018,382

Portugal (0.2%)
Banco Espirito Santo SA (Registered) (r)*	106,365	—
EDP – Energias de Portugal SA	273,349	1,038,777
Galp Energia SGPS SA	54,915	844,553
Jeronimo Martins SGPS SA	26,085	420,152

		2,303,482

Russia (0.0%)
Evraz plc	54,103	457,046

Singapore (1.2%)
Ascendas REIT (REIT)	266,522	614,596
CapitaLand Commercial Trust (REIT)	268,440	430,536
CapitaLand Ltd.	279,407	728,978
CapitaLand Mall Trust (REIT)	277,682	539,766
City Developments Ltd.	46,534	325,704
ComfortDelGro Corp. Ltd.	229,550	451,296
DBS Group Holdings Ltd.	192,270	3,689,083
Genting Singapore Ltd.	631,472	429,382
Golden Agri-Resources Ltd.	654,595	140,305
Jardine Cycle & Carriage Ltd.	10,660	285,448
Keppel Corp. Ltd.	158,925	782,292
Oversea-Chinese Banking Corp. Ltd.	344,925	2,906,242
SATS Ltd.	70,900	273,539
Sembcorp Industries Ltd.	101,909	181,523
Singapore Airlines Ltd.	57,048	390,861
Singapore Exchange Ltd.	82,462	482,704
Singapore Press Holdings Ltd.	144,097	259,865
Singapore Technologies Engineering Ltd.	174,679	534,495
Singapore Telecommunications Ltd.	878,045	2,271,365
Suntec REIT (REIT)	212,000	303,976
United Overseas Bank Ltd.	135,020	2,607,592
UOL Group Ltd.	50,315	280,767
Venture Corp. Ltd.	29,500	355,177
Wilmar International Ltd.	203,474	556,433

		19,821,925

South Africa (0.2%)
Anglo American plc	112,986	3,220,556
Investec plc	73,250	475,352

		3,695,908

Spain (2.7%)
ACS Actividades de Construccion y Servicios SA	26,965	1,076,539
Aena SME SA (m)	7,360	1,458,726
Amadeus IT Group SA	47,005	3,723,284
Banco Bilbao Vizcaya Argentaria SA	714,236	3,993,379
Banco de Sabadell SA	599,347	620,862
Banco Santander SA	1,739,195	8,069,754
Bankia SA	138,612	327,525
Bankinter SA	73,309	504,993
CaixaBank SA	394,442	1,129,373
Cellnex Telecom SA (m)*	20,801	769,663
Enagas SA	20,696	552,329
Endesa SA	35,168	904,163
Ferrovial SA	52,385	1,340,853
Grifols SA	32,074	948,255
Iberdrola SA	628,599	6,265,760
Industria de Diseno Textil SA	116,845	3,514,265
Mapfre SA	122,425	357,908
Naturgy Energy Group SA	32,157	885,988
Red Electrica Corp. SA	44,186	920,217
Repsol SA	150,262	2,355,345
Siemens Gamesa Renewable Energy SA	25,385	422,011
Telefonica SA	500,544	4,109,966

		44,251,158

Sweden (2.2%)
Alfa Laval AB	32,226	703,089
Assa Abloy AB, Class B	107,362	2,426,763
Atlas Copco AB, Class A	72,036	2,302,384
Atlas Copco AB, Class B	41,638	1,194,506
Boliden AB	30,392	777,134
Electrolux AB	24,159	617,364
Epiroc AB, Class A	72,939	759,383
Epiroc AB, Class B	38,966	385,961
Essity AB, Class B	65,051	1,999,274
Hennes & Mauritz AB, Class B	86,054	1,532,378
Hexagon AB, Class B	27,800	1,543,555
Husqvarna AB, Class B	44,569	416,886

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ICA Gruppen AB	8,392	$360,762
Industrivarden AB, Class C	18,908	419,040
Investor AB, Class B	48,861	2,347,247
Kinnevik AB, Class B	26,007	676,350
L E Lundbergforetagen AB, Class B	7,618	285,158
Lundin Petroleum AB	20,005	620,218
Sandvik AB	120,848	2,220,152
Securitas AB, Class B	32,947	577,965
Skandinaviska Enskilda Banken AB, Class A	173,939	1,609,369
Skanska AB, Class B	37,487	676,983
SKF AB, Class B	41,949	771,341
Svenska Handelsbanken AB, Class A	163,297	1,615,710
Swedbank AB, Class A	98,514	1,479,383
Swedish Match AB	18,543	782,763
Tele2 AB, Class B	53,999	787,933
Telefonaktiebolaget LM Ericsson, Class B	328,768	3,119,103
Telia Co. AB	301,235	1,337,791
Volvo AB, Class B	159,098	2,524,522

		36,870,467

Switzerland (8.7%)
ABB Ltd. (Registered)	197,406	3,961,466
Adecco Group AG (Registered)	17,643	1,060,170
Alcon, Inc.*	46,515	2,872,285
Baloise Holding AG (Registered)	5,337	944,718
Barry Callebaut AG (Registered)	237	475,360
Chocoladefabriken Lindt & Spruengli AG	116	844,274
Chocoladefabriken Lindt & Spruengli AG (Registered)	12	976,030
Cie Financiere Richemont SA (Registered)	55,914	4,744,843
Clariant AG (Registered)*	22,597	459,370
Coca-Cola HBC AG*	21,486	810,944
Credit Suisse Group AG (Registered)*	273,636	3,280,997
Dufry AG (Registered)*	4,073	344,966
EMS-Chemie Holding AG (Registered)	879	570,423
Geberit AG (Registered)	4,026	1,880,615
Givaudan SA (Registered)	989	2,792,137
Glencore plc*	1,191,790	4,137,190
Julius Baer Group Ltd.*	24,036	1,070,072
Kuehne + Nagel International AG (Registered)	5,705	846,809
LafargeHolcim Ltd. (Registered)*	52,085	2,543,425
Lonza Group AG (Registered)*	7,977	2,691,686
Nestle SA (Registered)	328,097	33,965,871
Novartis AG (Registered)	232,231	21,220,042
Pargesa Holding SA	4,070	313,734
Partners Group Holding AG	1,902	1,494,401
Roche Holding AG	75,256	21,172,977
Schindler Holding AG	4,390	977,204
Schindler Holding AG (Registered)	2,070	452,084
SGS SA (Registered)	589	1,500,556
Sika AG (Registered)	13,669	2,332,775
Sonova Holding AG (Registered)	6,063	1,377,559
STMicroelectronics NV	73,104	1,296,774
Straumann Holding AG (Registered)	1,109	978,583
Swatch Group AG (The)	3,139	898,741
Swatch Group AG (The) (Registered)	5,952	322,232
Swiss Life Holding AG (Registered)	3,710	1,838,658
Swiss Prime Site AG (Registered)*	8,137	710,591
Swiss Re AG	32,645	3,318,674
Swisscom AG (Registered) (x)	2,782	1,396,700
Temenos Group AG (Registered)*	6,661	1,191,706
UBS Group AG (Registered)*	413,045	4,908,136
Vifor Pharma AG (x)	4,848	700,482
Zurich Insurance Group AG	16,212	5,644,805

		145,321,065

United Arab Emirates (0.0%)
NMC Health plc (x)	10,036	306,268

United Kingdom (12.5%)
3i Group plc	104,172	1,473,085
Admiral Group plc	20,226	567,147
Ashtead Group plc	50,633	1,449,353
Associated British Foods plc	38,441	1,202,391
AstraZeneca plc	135,728	11,097,037
Auto Trader Group plc (m)	100,059	696,089
Aviva plc	417,512	2,208,364
BAE Systems plc	342,308	2,153,573
Barclays plc	1,835,206	3,491,268
Barratt Developments plc	108,191	786,736
Berkeley Group Holdings plc	13,203	625,582
BP plc	2,170,111	15,119,045
British American Tobacco plc	245,699	8,577,579
British Land Co. plc (The) (REIT)	96,542	660,097
BT Group plc	902,402	2,251,442
Bunzl plc	36,241	955,924
Burberry Group plc	44,035	1,041,272
Centrica plc	629,159	701,363
CNH Industrial NV	112,417	1,152,765
Coca-Cola European Partners plc	24,396	1,378,374
Compass Group plc	169,868	4,070,709
Croda International plc	14,075	915,177
DCC plc	10,548	940,359
Diageo plc	259,001	11,130,596
Direct Line Insurance Group plc	146,129	615,743
easyJet plc	15,857	191,952
Experian plc	97,464	2,950,782
Fiat Chrysler Automobiles NV (x)	116,023	1,618,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
G4S plc	157,731	$416,646
GlaxoSmithKline plc	531,822	10,648,157
GVC Holdings plc	61,267	507,140
Halma plc	40,666	1,043,204
Hargreaves Lansdown plc	30,158	734,961
HSBC Holdings plc	2,147,809	17,917,670
Imperial Brands plc	102,437	2,402,500
Informa plc	133,962	1,420,544
InterContinental Hotels Group plc	18,790	1,234,161
Intertek Group plc	17,267	1,206,491
ITV plc	395,497	542,442
J Sainsbury plc	191,529	476,614
John Wood Group plc	73,498	421,891
Johnson Matthey plc	20,701	875,169
Kingfisher plc	225,567	615,600
Land Securities Group plc (REIT)	75,266	796,406
Legal & General Group plc	637,295	2,181,152
Lloyds Banking Group plc	7,641,015	5,491,328
London Stock Exchange Group plc	33,594	2,340,476
Marks & Spencer Group plc	202,255	541,191
Meggitt plc	82,139	546,597
Melrose Industries plc	519,104	1,192,228
Merlin Entertainments plc (m)	81,562	465,176
Micro Focus International plc	36,702	962,024
Mondi plc	39,445	896,668
National Grid plc	364,923	3,873,381
Next plc	14,738	1,034,275
Ocado Group plc*	48,690	721,601
Pearson plc	85,221	886,807
Persimmon plc	34,656	878,907
Prudential plc	277,766	6,053,171
Reckitt Benckiser Group plc	74,472	5,876,935
RELX plc (London Stock Exchange)	118,080	2,863,404
RELX plc (Turquoise Stock Exchange)	92,157	2,229,968
Rentokil Initial plc	198,093	999,984
Rolls-Royce Holdings plc*	182,486	1,947,611
Rolls-Royce Holdings plc (Preference) (q)(r)*	13,139,047	16,686
Royal Bank of Scotland Group plc	517,291	1,443,940
RSA Insurance Group plc	108,745	796,565
Sage Group plc (The)	115,475	1,176,699
Schroders plc	13,824	535,452
Segro plc (REIT)	112,581	1,043,983
Severn Trent plc	25,872	672,894
Smith & Nephew plc	94,493	2,046,024
Smiths Group plc	42,569	846,047
Spirax-Sarco Engineering plc	7,886	919,862
SSE plc	110,008	1,567,486
St James’s Place plc	57,495	801,713
Standard Chartered plc	300,842	2,728,632
Standard Life Aberdeen plc	262,341	981,489
Taylor Wimpey plc	344,890	690,934
Tesco plc	1,048,046	3,017,300
Unilever NV (CVA)	156,123	9,508,370
Unilever plc	118,911	7,391,234
United Utilities Group plc	74,080	736,442
Vodafone Group plc	2,862,179	4,700,555
Weir Group plc (The)	27,137	532,965
Whitbread plc	19,333	1,136,509
Wm Morrison Supermarkets plc	250,962	641,880
WPP plc	135,282	1,701,177

		208,899,372

United States (0.2%)
Carnival plc	17,621	778,523
Ferguson plc	25,019	1,779,281
QIAGEN NV*	24,417	990,918

		3,548,722

Total Common Stocks (89.6%) (Cost $1,267,311,855)		1,495,975,185

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/8/19*	26,965	42,314
Repsol SA, expiring 7/4/19*	150,262	83,347

Total Rights (0.0%) (Cost $128,105)		125,661

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.3%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $2,100,455, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $2,142,000. (xx)	$2,100,000	2,100,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $841,945, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $858,598. (xx)	841,752	841,752
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $2,000,937, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $2,040,000. (xx)	2,000,000	2,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $6,948,933, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $7,087,912. (xx)	$6,947,485	$6,947,485
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $3,702,342, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $4,049,502. (xx)	3,700,500	3,700,500
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $102,404. (xx)	100,000	100,000
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $22,004,528, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $23,706,498. (xx)	22,000,000	22,000,000

Total Repurchase Agreements		37,689,737

Total Short-Term Investments (2.3%) (Cost $37,689,737)		37,689,737

Total Investments in Securities (91.9%) (Cost $1,305,129,697)		1,533,790,583
Other Assets Less Liabilities (8.1%)		135,078,591

Net Assets (100%)		$1,668,869,174

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $13,205,934 or 0.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $40,608,420. This was collateralized by $11,382,436 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 7/9/19 - 2/15/49 and by cash of $37,689,737 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Denmark Krone
EUR	—	European Currency Unit
FDR	—	Finnish Depositary Receipt
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$282,897,590	17.0%
Industrials	221,887,243	13.3
Consumer Staples	174,667,796	10.5
Health Care	167,110,983	10.0
Consumer Discretionary	166,334,903	10.0
Materials	110,735,749	6.6
Information Technology	100,149,953	6.0
Energy	83,763,925	5.0
Communication Services	80,762,381	4.8
Utilities	54,021,399	3.2
Real Estate	53,768,924	3.2
Repurchase Agreements	37,689,737	2.3
Cash and Other	135,078,591	8.1

		100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	207,798	4,279,650	319,972	(134,389)	1,123	991,876	5,458,232	269,920	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,696	9/2019	EUR	66,842,554	1,823,431
FTSE 100 Index	442	9/2019	GBP	41,363,515	495,073
MSCI EAFE E-Mini Index	34	9/2019	USD	3,269,610	72,250
SPI 200 Index	145	9/2019	AUD	16,692,203	227,558
TOPIX Index	288	9/2019	JPY	41,430,970	(134,448)

					2,483,864

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	66,399	HKD	518,640	HSBC Bank plc	7/3/2019	6
AUD	1,756,218	USD	1,211,320	HSBC Bank plc	9/20/2019	24,642
EUR	5,186,712	USD	5,869,628	HSBC Bank plc	9/20/2019	66,157
GBP	2,769,784	USD	3,506,990	HSBC Bank plc	9/20/2019	23,298
JPY	384,481,047	USD	3,571,097	HSBC Bank plc	9/20/2019	16,386

Net unrealized appreciation						130,489

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 14,788,554, CAD 1,594, CHF 171,264, DKK 1,207, EUR 59,426,802, GBP 37,089,003, HKD 237,826, ILS 22,928, JPY 38,252,945, NOK 20,204, NZD 112,970, SEK 15,123 and SGD 120,238.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$119,102,973	$—		$119,102,973
Austria	—	3,410,036	—		3,410,036
Belgium	—	14,647,106	—		14,647,106
Chile	—	511,578	—		511,578
China	462,457	1,844,450	—		2,306,907
Colombia	—	429,258	—		429,258
Denmark	—	25,665,596	—		25,665,596
Finland	—	17,259,068	—		17,259,068
France	—	166,900,740	—		166,900,740
Germany	—	131,200,929	—		131,200,929
Hong Kong	3,330,980	50,643,028	—		53,974,008
Ireland	741,975	8,655,949	—		9,397,924
Israel	3,753,784	4,892,023	—		8,645,807
Italy	—	30,352,499	—		30,352,499
Japan	—	354,163,019	—		354,163,019
Luxembourg	—	3,349,367	—		3,349,367
Macau	—	3,567,140	—		3,567,140
Malta	—	—	—	(a)	— (a)
Mexico	—	250,120	—		250,120
Netherlands	3,089,747	68,590,027	—		71,679,774
New Zealand	—	3,667,541	—		3,667,541
Norway	—	10,018,382	—		10,018,382
Portugal	—	2,303,482	—	(a)	2,303,482
Russia	—	457,046	—		457,046
Singapore	—	19,821,925	—		19,821,925
South Africa	—	3,695,908	—		3,695,908
Spain	—	44,251,158	—		44,251,158
Sweden	—	36,870,467	—		36,870,467
Switzerland	—	145,321,065	—		145,321,065
United Arab Emirates	—	306,268	—		306,268
United Kingdom	1,378,374	207,504,312	16,686		208,899,372
United States	—	3,548,722	—		3,548,722
Forward Currency Contracts	—	130,489	—		130,489
Futures	2,618,312	—	—		2,618,312
Rights
Spain	—	125,661	—		125,661
Short-Term Investments
Repurchase Agreements	—	37,689,737	—		37,689,737

Total Assets	$15,375,629	$1,521,147,069	$16,686		$1,536,539,384

Liabilities:
Futures	$(134,448)	$—	$—		$(134,448)

Total Liabilities	$(134,448)	$—	$—		$(134,448)

Total	$15,241,181	$1,521,147,069	$16,686		$1,536,404,936

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$130,489
Equity contracts	Receivables, Net assets – Unrealized appreciation	2,618,312	*

Total		$2,748,801

	Liability Derivatives

Equity contracts	Payables, Net assets – Unrealized depreciation	(134,448	)*

Total		$(134,448)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(36,631)	$(36,631)
Equity contracts	15,629,959	—	15,629,959

Total	$15,629,959	$(36,631)	$15,593,328

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(78,938)	$(78,938)
Equity contracts	7,318,965	—	7,318,965

Total	$7,318,965	$(78,938)	$7,240,027

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $16,660,000 and futures contracts with an average notional balance of approximately $162,512,000 respectively, during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$130,489	$—	$—	$130,489

Total	$130,489	$—	$—	$130,489

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$113,060,617
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,224,000

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$426,534,235
Aggregate gross unrealized depreciation	(203,240,923)

Net unrealized appreciation	$223,293,312

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,313,111,624

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $5,128,069)	$5,458,232
Unaffiliated Issuers (Cost $1,262,311,891)	1,490,642,614
Repurchase Agreements (Cost $37,689,737)	37,689,737
Cash	6,789,451
Foreign cash (Cost $154,209,693)	150,260,658
Cash held as collateral at broker for futures	9,569,950
Dividends, interest and other receivables	5,997,030
Due from broker for futures variation margin	1,327,108
Receivable for securities sold	1,016,359
Unrealized appreciation on forward foreign currency contracts	130,489
Securities lending income receivable	31,428
Other assets	38,541

Total assets	1,708,951,597

LIABILITIES
Payable for return of collateral on securities loaned	37,689,737
Payable for securities purchased	1,016,696
Investment management fees payable	606,411
Payable for Portfolio shares redeemed	444,851
Administrative fees payable	164,465
Trustees’ fees payable	85
Accrued expenses	160,178

Total liabilities	40,082,423

NET ASSETS	$1,668,869,174

Net assets were comprised of:
Paid in capital	$1,427,376,297
Total distributable earnings (loss)	241,492,877

Net assets	$1,668,869,174

Class K
Net asset value, offering and redemption price per share, $1,668,869,174 / 159,881,026 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.44

(x)	Includes value of securities on loan of $40,608,420.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($269,920 of dividend income received from affiliates) (net of $3,279,996 foreign withholding tax)	$34,122,896
Interest	306,087
Securities lending (net)	251,554

Total income	34,680,537

EXPENSES
Investment management fees	3,657,901
Administrative fees	1,005,140
Custodian fees	213,137
Printing and mailing expenses	63,131
Professional fees	47,524
Trustees’ fees	23,685
Miscellaneous	67,670

Total expenses	5,078,188

NET INVESTMENT INCOME (LOSS)	29,602,349

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,123 of realized gain (loss) from affiliates)	965,424
Futures contracts	15,629,959
Forward foreign currency contracts	(36,631)
Foreign currency transactions	(98,795)

Net realized gain (loss)	16,459,957

Change in unrealized appreciation (depreciation) on:
Investments in securities ($991,876 of change in unrealized appreciation (depreciation) from affiliates)	156,034,920
Futures contracts	7,318,965
Forward foreign currency contracts	(78,938)
Foreign currency translations	387,985

Net change in unrealized appreciation (depreciation)	163,662,932

NET REALIZED AND UNREALIZED GAIN (LOSS)	180,122,889

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$209,725,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,602,349	$34,986,393
Net realized gain (loss)	16,459,957	930,542
Net change in unrealized appreciation (depreciation)	163,662,932	(260,007,633)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	209,725,238	(224,090,698)

Distributions to shareholders:
Class K	—	(50,842,486)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 12,781,575 and 15,784,232 shares, respectively ]	118,877,052	152,282,176
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,304,746 shares, respectively ]	—	50,842,486
Capital shares repurchased [ (9,408,389) and (17,936,084) shares, respectively ]	(94,263,881)	(192,717,431)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,613,171	10,407,231

TOTAL INCREASE (DECREASE) IN NET ASSETS	234,338,409	(264,525,953)
NET ASSETS:
Beginning of period	1,434,530,765	1,699,056,718

End of period	$1,668,869,174	$1,434,530,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.17	$11.08	$9.11	$9.21	$9.60	$10.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.24	0.21	0.22	0.16	0.19
Net realized and unrealized gain (loss)	1.09	(1.80)	2.02	(0.24)	(0.34)	(0.85)

Total from investment operations	1.27	(1.56)	2.23	(0.02)	(0.18)	(0.66)

Less distributions:
Dividends from net investment income	—	(0.23)	(0.25)	(0.08)	(0.03)	(0.14)
Distributions from net realized gains	—	(0.12)	(0.01)	—	(0.18)	(0.31)

Total dividends and distributions	—	(0.35)	(0.26)	(0.08)	(0.21)	(0.45)

Net asset value, end of period	$10.44	$9.17	$11.08	$9.11	$9.21	$9.60

Total return (b)	13.85%	(14.18)%	24.56%	(0.25)%	(1.80)%	(6.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,668,869	$1,434,531	$1,699,057	$1,563,651	$1,798,451	$1,998,964
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.62%	0.64%	0.64%	0.62%	0.62%	0.64%
Before waivers and reimbursements (a)(f)	0.62%	0.64%	0.64%	0.63%	0.62%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.64%	2.22%	2.08%	2.41%	1.66%	1.78%
Before waivers and reimbursements (a)(f)	3.64%	2.22%	2.08%	2.40%	1.66%	1.78%
Portfolio turnover rate (z)^	4%	10%	3%	4%	8%	5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/500 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	19.4%
Health Care	12.8
Financials	11.8
Communication Services	9.2
Consumer Discretionary	9.2
Industrials	8.5
Consumer Staples	6.6
Energy	4.5
Investment Company	4.1
Utilities	3.0
Real Estate	2.8
Materials	2.5
Repurchase Agreements	0.1
Cash and Other	5.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,175.74	$4.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.77	4.06
Class K
Actual	1,000.00	1,177.66	3.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.01	2.81

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.81% and 0.56%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	2,523,380	$84,558,464
CenturyLink, Inc.	332,581	3,911,152
Verizon Communications, Inc.	1,429,975	81,694,472

		170,164,088

Entertainment (1.8%)
Activision Blizzard, Inc.	268,494	12,672,917
Electronic Arts, Inc.*	102,840	10,413,579
Netflix, Inc.*	151,175	55,529,601
Take-Two Interactive Software, Inc.*	40,398	4,586,385
Viacom, Inc., Class B	123,606	3,692,111
Walt Disney Co. (The)	603,602	84,286,983

		171,181,576

Interactive Media & Services (4.3%)
Alphabet, Inc., Class A*	103,534	112,106,615
Alphabet, Inc., Class C*	106,064	114,645,638
Facebook, Inc., Class A*	830,711	160,327,223
TripAdvisor, Inc.*	35,808	1,657,552
Twitter, Inc.*	250,832	8,754,037

		397,491,065

Media (1.3%)
CBS Corp. (Non-Voting), Class B	122,790	6,127,221
Charter Communications, Inc., Class A*	59,111	23,359,485
Comcast Corp., Class A	1,566,081	66,213,905
Discovery, Inc., Class A (x)*	55,828	1,713,919
Discovery, Inc., Class C*	125,133	3,560,034
DISH Network Corp., Class A*	78,647	3,020,831
Fox Corp., Class A	123,216	4,514,634
Fox Corp., Class B	56,782	2,074,247
Interpublic Group of Cos., Inc. (The)	136,209	3,076,961
News Corp., Class A	136,159	1,836,785
News Corp., Class B	32,560	454,538
Omnicom Group, Inc.	76,700	6,285,565

		122,238,125

Total Communication Services		861,074,854

Consumer Discretionary (9.2%)
Auto Components (0.1%)
Aptiv plc	88,652	7,165,741
BorgWarner, Inc.	72,838	3,057,739

		10,223,480

Automobiles (0.4%)
Ford Motor Co.	1,370,381	14,018,998
General Motors Co.	458,188	17,653,984
Harley-Davidson, Inc. (x)	49,763	1,783,008

		33,455,990

Distributors (0.1%)
Genuine Parts Co.	50,252	5,205,102
LKQ Corp.*	101,739	2,707,275

		7,912,377

Diversified Consumer Services (0.0%)
H&R Block, Inc.	71,878	2,106,025

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	137,868	6,417,756
Chipotle Mexican Grill, Inc.*	8,381	6,142,267
Darden Restaurants, Inc.	42,093	5,123,981
Hilton Worldwide Holdings, Inc.	100,833	9,855,418
Marriott International, Inc., Class A	95,207	13,356,590
McDonald’s Corp.	264,743	54,976,531
MGM Resorts International	174,856	4,995,636
Norwegian Cruise Line Holdings Ltd.*	72,256	3,875,089
Royal Caribbean Cruises Ltd.	58,855	7,133,815
Starbucks Corp.	418,788	35,106,998
Wynn Resorts Ltd.	32,166	3,988,262
Yum! Brands, Inc.	107,312	11,876,219

		162,848,562

Household Durables (0.3%)
DR Horton, Inc.	115,815	4,995,101
Garmin Ltd.	43,775	3,493,245
Leggett & Platt, Inc.	49,189	1,887,382
Lennar Corp., Class A	99,218	4,808,104
Mohawk Industries, Inc.*	20,195	2,978,157
Newell Brands, Inc.	131,892	2,033,775
PulteGroup, Inc.	87,548	2,768,268
Whirlpool Corp.	22,046	3,138,468

		26,102,500

Internet & Direct Marketing Retail (3.4%)
Amazon.com, Inc.*	142,993	270,775,835
Booking Holdings, Inc.*	14,968	28,060,659
eBay, Inc.	283,261	11,188,809
Expedia Group, Inc.	41,322	5,497,066

		315,522,369

Leisure Products (0.0%)
Hasbro, Inc.	38,534	4,072,273

Multiline Retail (0.4%)
Dollar General Corp.	88,281	11,932,060
Dollar Tree, Inc.*	83,039	8,917,558
Kohl’s Corp.	52,451	2,494,045
Macy’s, Inc.	105,064	2,254,674
Nordstrom, Inc. (x)	33,770	1,075,912
Target Corp.	176,772	15,310,223

		41,984,472

Specialty Retail (2.1%)
Advance Auto Parts, Inc.	25,555	3,939,048
AutoZone, Inc.*	8,365	9,197,067
Best Buy Co., Inc.	78,216	5,454,002
CarMax, Inc. (x)*	55,542	4,822,712
Foot Locker, Inc.	37,395	1,567,598
Gap, Inc. (The)	74,887	1,345,719
Home Depot, Inc. (The)	380,438	79,119,691
L Brands, Inc.	77,833	2,031,441
Lowe’s Cos., Inc.	270,704	27,316,741
O’Reilly Automotive, Inc.*	26,577	9,815,418
Ross Stores, Inc.	127,601	12,647,811
Tiffany & Co.	39,010	3,652,896

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
TJX Cos., Inc. (The)	419,296	$22,172,372
Tractor Supply Co.	40,298	4,384,422
Ulta Beauty, Inc.*	18,677	6,478,865

		193,945,803

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	47,099	1,633,393
Hanesbrands, Inc.	126,157	2,172,424
NIKE, Inc., Class B	436,403	36,636,032
PVH Corp.	26,486	2,506,635
Ralph Lauren Corp.	18,102	2,056,206
Tapestry, Inc.	101,349	3,215,804
Under Armour, Inc., Class A (x)*	65,614	1,663,315
Under Armour, Inc., Class C*	64,537	1,432,721
VF Corp.	113,724	9,933,791

		61,250,321

Total Consumer Discretionary		859,424,172

Consumer Staples (6.6%)
Beverages (1.7%)
Brown-Forman Corp., Class B	57,023	3,160,785
Coca-Cola Co. (The)	1,329,841	67,715,504
Constellation Brands, Inc., Class A	58,506	11,522,172
Molson Coors Brewing Co., Class B	65,239	3,653,384
Monster Beverage Corp.*	135,229	8,631,667
PepsiCo, Inc.	485,565	63,672,138

		158,355,650

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	152,627	40,333,211
Kroger Co. (The)	285,149	6,190,585
Sysco Corp.	162,652	11,502,750
Walgreens Boots Alliance, Inc.	268,711	14,690,430
Walmart, Inc.	483,658	53,439,372

		126,156,348

Food Products (1.0%)
Archer-Daniels-Midland Co.	195,917	7,993,414
Campbell Soup Co. (x)	66,558	2,666,979
Conagra Brands, Inc.	169,830	4,503,892
General Mills, Inc.	205,473	10,791,442
Hershey Co. (The)	47,725	6,396,582
Hormel Foods Corp. (x)	93,360	3,784,814
JM Smucker Co. (The)	40,539	4,669,687
Kellogg Co.	85,395	4,574,610
Kraft Heinz Co. (The)	214,137	6,646,812
Lamb Weston Holdings, Inc.	51,078	3,236,302
McCormick & Co., Inc. (Non-Voting)	43,102	6,681,241
Mondelez International, Inc., Class A	497,257	26,802,152
Tyson Foods, Inc., Class A	101,663	8,208,271

		96,956,198

Household Products (1.6%)
Church & Dwight Co., Inc.	82,822	6,050,976
Clorox Co. (The)	43,812	6,708,055
Colgate-Palmolive Co.	296,693	21,263,987
Kimberly-Clark Corp.	118,595	15,806,342
Procter & Gamble Co. (The)	867,288	95,098,129

		144,927,489

Personal Products (0.2%)
Coty, Inc., Class A	103,469	1,386,484
Estee Lauder Cos., Inc. (The), Class A	76,197	13,952,433

		15,338,917

Tobacco (0.8%)
Altria Group, Inc.	645,405	30,559,927
Philip Morris International, Inc.	538,514	42,289,504

		72,849,431

Total Consumer Staples		614,584,033

Energy (4.5%)
Energy Equipment & Services (0.4%)
Baker Hughes a GE Co.	179,545	4,422,193
Halliburton Co.	293,957	6,684,582
Helmerich & Payne, Inc.	41,582	2,104,881
National Oilwell Varco, Inc.	135,795	3,018,723
Schlumberger Ltd.	477,219	18,964,683
TechnipFMC plc	141,052	3,658,889

		38,853,951

Oil, Gas & Consumable Fuels (4.1%)
Anadarko Petroleum Corp.	175,609	12,390,971
Apache Corp.	124,109	3,595,438
Cabot Oil & Gas Corp.	151,930	3,488,313
Chevron Corp.	658,648	81,962,157
Cimarex Energy Co.	32,146	1,907,222
Concho Resources, Inc.	67,636	6,978,682
ConocoPhillips	390,599	23,826,539
Devon Energy Corp.	142,980	4,077,790
Diamondback Energy, Inc.	53,088	5,784,999
EOG Resources, Inc.	199,724	18,606,288
Exxon Mobil Corp.	1,462,957	112,106,395
Hess Corp.	87,337	5,552,013
HollyFrontier Corp.	54,821	2,537,116
Kinder Morgan, Inc.	670,304	13,995,947
Marathon Oil Corp.	292,264	4,153,071
Marathon Petroleum Corp.	226,879	12,677,999
Noble Energy, Inc.	159,115	3,564,176
Occidental Petroleum Corp.	258,084	12,976,464
ONEOK, Inc.	143,936	9,904,236
Phillips 66	146,052	13,661,704
Pioneer Natural Resources Co.	57,973	8,919,726
Valero Energy Corp.	145,793	12,481,339
Williams Cos., Inc. (The)	423,429	11,872,949

		387,021,534

Total Energy		425,875,485

Financials (11.8%)
Banks (5.0%)
Bank of America Corp.	3,057,455	88,666,195
BB&T Corp.	268,032	13,168,412
Citigroup, Inc.	799,566	55,993,607
Citizens Financial Group, Inc.	163,112	5,767,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Comerica, Inc.	52,699	$3,828,055
Fifth Third Bancorp	251,423	7,014,702
First Republic Bank	57,226	5,588,119
Huntington Bancshares, Inc.	365,115	5,045,889
JPMorgan Chase & Co.	1,121,646	125,400,023
KeyCorp	345,927	6,140,204
M&T Bank Corp.	46,604	7,925,942
People’s United Financial, Inc.	124,730	2,092,969
PNC Financial Services Group, Inc. (The)‡	156,189	21,441,626
Regions Financial Corp.	361,164	5,395,790
SunTrust Banks, Inc.	152,622	9,592,293
SVB Financial Group*	17,873	4,014,097
US Bancorp	518,060	27,146,344
Wells Fargo & Co.	1,398,580	66,180,806
Zions Bancorp NA	60,675	2,789,837

		463,192,550

Capital Markets (2.4%)
Affiliated Managers Group, Inc.	16,165	1,489,443
Ameriprise Financial, Inc.	45,089	6,545,119
Bank of New York Mellon Corp. (The)	308,282	13,610,650
BlackRock, Inc.‡	41,140	19,307,002
Cboe Global Markets, Inc.	37,323	3,867,783
Charles Schwab Corp. (The)	414,602	16,662,854
CME Group, Inc.	124,473	24,161,454
E*TRADE Financial Corp.	83,477	3,723,074
Franklin Resources, Inc.	100,864	3,510,067
Goldman Sachs Group, Inc. (The)	117,927	24,127,864
Intercontinental Exchange, Inc.	192,779	16,567,427
Invesco Ltd.	129,177	2,642,962
MarketAxess Holdings, Inc.	13,027	4,187,138
Moody’s Corp.	57,216	11,174,857
Morgan Stanley	441,364	19,336,157
MSCI, Inc.	29,669	7,084,661
Nasdaq, Inc.	40,138	3,860,072
Northern Trust Corp.	76,952	6,925,680
Raymond James Financial, Inc.	42,722	3,612,145
S&P Global, Inc.	84,487	19,245,294
State Street Corp.	128,587	7,208,587
T. Rowe Price Group, Inc.	81,351	8,925,018

		227,775,308

Consumer Finance (0.6%)
American Express Co.	236,083	29,142,085
Capital One Financial Corp.	163,543	14,839,892
Discover Financial Services	111,444	8,646,940
Synchrony Financial	216,980	7,522,697

		60,151,614

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	670,770	142,988,041
Jefferies Financial Group, Inc.	82,886	1,593,898

		144,581,939

Insurance (2.3%)
Aflac, Inc.	257,349	14,105,299
Allstate Corp. (The)	116,769	11,874,240
American International Group, Inc.	303,487	16,169,787
Aon plc	83,959	16,202,408
Arthur J Gallagher & Co.	61,889	5,420,857
Assurant, Inc.	21,256	2,261,213
Chubb Ltd.	157,830	23,246,781
Cincinnati Financial Corp.	52,176	5,409,086
Everest Re Group Ltd.	14,216	3,513,911
Hartford Financial Services Group, Inc. (The)	123,773	6,896,632
Lincoln National Corp.	69,985	4,510,533
Loews Corp.	91,988	5,028,984
Marsh & McLennan Cos., Inc.	176,804	17,636,199
MetLife, Inc.	329,608	16,371,629
Principal Financial Group, Inc.	92,090	5,333,853
Progressive Corp. (The)	201,047	16,069,687
Prudential Financial, Inc.	139,999	14,139,899
Torchmark Corp.	34,453	3,082,165
Travelers Cos., Inc. (The)	90,691	13,560,118
Unum Group	72,100	2,418,955
Willis Towers Watson plc	44,077	8,442,509

		211,694,745

Total Financials		1,107,396,156

Health Care (12.8%)
Biotechnology (2.0%)
AbbVie, Inc.	511,153	37,171,046
Alexion Pharmaceuticals, Inc.*	76,945	10,078,256
Amgen, Inc.	210,893	38,863,362
Biogen, Inc.*	66,652	15,587,903
Celgene Corp.*	244,423	22,594,462
Gilead Sciences, Inc.	439,185	29,671,339
Incyte Corp.*	62,937	5,347,127
Regeneron Pharmaceuticals, Inc.*	26,956	8,437,228
Vertex Pharmaceuticals, Inc.*	89,441	16,401,691

		184,152,414

Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	609,989	51,300,075
ABIOMED, Inc.*	14,947	3,893,544
Align Technology, Inc.*	24,588	6,729,736
Baxter International, Inc.	164,124	13,441,756
Becton Dickinson and Co.	93,707	23,615,101
Boston Scientific Corp.*	483,353	20,774,512
Cooper Cos., Inc. (The)	16,897	5,692,430
Danaher Corp.	218,118	31,173,424
Dentsply Sirona, Inc.	83,333	4,863,314
Edwards Lifesciences Corp.*	72,612	13,414,341
Hologic, Inc.*	89,013	4,274,404
IDEXX Laboratories, Inc.*	29,534	8,131,596
Intuitive Surgical, Inc.*	39,918	20,938,987
Medtronic plc	464,352	45,223,241
ResMed, Inc.	49,836	6,081,487
Stryker Corp.	107,770	22,155,357
Teleflex, Inc.	16,069	5,321,249
Varian Medical Systems, Inc.*	30,920	4,209,140
Zimmer Biomet Holdings, Inc.	69,207	8,148,432

		299,382,126

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	51,906	$4,425,505
Anthem, Inc.	89,367	25,220,261
Cardinal Health, Inc.	104,197	4,907,679
Centene Corp.*	142,244	7,459,275
Cigna Corp.	130,862	20,617,308
CVS Health Corp.	451,210	24,586,433
DaVita, Inc.*	42,942	2,415,917
HCA Healthcare, Inc.	91,952	12,429,152
Henry Schein, Inc.*	50,094	3,501,570
Humana, Inc.	46,679	12,383,939
Laboratory Corp. of America Holdings*	33,637	5,815,837
McKesson Corp.	64,284	8,639,127
Quest Diagnostics, Inc.	47,602	4,846,360
UnitedHealth Group, Inc.	328,594	80,180,222
Universal Health Services, Inc., Class B	28,466	3,711,682
WellCare Health Plans, Inc.*	17,416	4,964,779

		226,105,046

Health Care Technology (0.1%)
Cerner Corp.	112,407	8,239,433

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	111,380	8,316,745
Illumina, Inc.*	50,615	18,633,912
IQVIA Holdings, Inc.*	55,503	8,930,433
Mettler-Toledo International, Inc.*	8,736	7,338,240
PerkinElmer, Inc.	36,670	3,532,788
Thermo Fisher Scientific, Inc.	137,746	40,453,245
Waters Corp.*	23,966	5,158,442

		92,363,805

Pharmaceuticals (4.1%)
Allergan plc	105,432	17,652,480
Bristol-Myers Squibb Co.	567,422	25,732,588
Eli Lilly & Co.	299,572	33,189,582
Johnson & Johnson	918,766	127,965,728
Merck & Co., Inc.	891,742	74,772,567
Mylan NV*	186,044	3,542,278
Nektar Therapeutics*	59,181	2,105,660
Perrigo Co. plc	39,965	1,903,133
Pfizer, Inc.	1,919,610	83,157,505
Zoetis, Inc.	164,851	18,708,940

		388,730,461

Total Health Care		1,198,973,285

Industrials (8.5%)
Aerospace & Defense (2.3%)
Arconic, Inc.	138,845	3,584,978
Boeing Co. (The)	180,918	65,855,961
General Dynamics Corp.	94,739	17,225,445
Harris Corp.	39,868	7,540,235
Huntington Ingalls Industries, Inc.	14,926	3,354,469
L3 Technologies, Inc.	26,811	6,573,253
Lockheed Martin Corp.	85,355	31,029,957
Northrop Grumman Corp.	58,444	18,883,841
Raytheon Co.	95,784	16,654,922
Textron, Inc.	80,261	4,257,043
TransDigm Group, Inc.*	17,169	8,306,362
United Technologies Corp.	281,089	36,597,788

		219,864,254

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	45,078	3,802,329
Expeditors International of Washington, Inc.	56,978	4,322,351
FedEx Corp.	82,692	13,577,200
United Parcel Service, Inc., Class B	242,103	25,001,977

		46,703,857

Airlines (0.4%)
Alaska Air Group, Inc.	41,987	2,683,389
American Airlines Group, Inc.	137,809	4,493,952
Delta Air Lines, Inc.	205,981	11,689,422
Southwest Airlines Co.	168,744	8,568,820
United Continental Holdings, Inc.*	77,064	6,746,953

		34,182,536

Building Products (0.3%)
Allegion plc	30,875	3,413,231
AO Smith Corp.	49,502	2,334,514
Fortune Brands Home & Security, Inc.	48,027	2,743,783
Johnson Controls International plc	275,152	11,366,529
Masco Corp.	102,893	4,037,521

		23,895,578

Commercial Services & Supplies (0.4%)
Cintas Corp.	29,847	7,082,395
Copart, Inc.*	68,655	5,131,275
Republic Services, Inc.	76,093	6,592,697
Rollins, Inc.	49,242	1,766,311
Waste Management, Inc.	136,450	15,742,236

		36,314,914

Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	38,130	3,217,790
Quanta Services, Inc.	49,641	1,895,790

		5,113,580

Electrical Equipment (0.4%)
AMETEK, Inc.	79,240	7,198,162
Eaton Corp. plc	144,223	12,010,891
Emerson Electric Co.	215,027	14,346,602
Rockwell Automation, Inc.	40,670	6,662,966

		40,218,621

Industrial Conglomerates (1.3%)
3M Co.	199,723	34,619,985
General Electric Co.	3,021,454	31,725,267
Honeywell International, Inc.	252,469	44,078,563
Roper Technologies, Inc.	36,362	13,317,946

		123,741,761

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (1.4%)
Caterpillar, Inc.	198,171	$27,008,726
Cummins, Inc.	50,056	8,576,595
Deere & Co.	109,664	18,172,422
Dover Corp.	49,712	4,981,142
Flowserve Corp.	45,358	2,389,913
Fortive Corp.	99,572	8,117,109
Illinois Tool Works, Inc.	103,936	15,674,588
Ingersoll-Rand plc	84,681	10,726,542
PACCAR, Inc.	119,382	8,554,914
Parker-Hannifin Corp.	43,352	7,370,274
Pentair plc	55,855	2,077,806
Snap-on, Inc.	18,285	3,028,727
Stanley Black & Decker, Inc.	52,115	7,536,350
Wabtec Corp. (x)	55,938	4,014,111
Xylem, Inc.	63,583	5,318,082

		133,547,301

Professional Services (0.3%)
Equifax, Inc.	41,438	5,604,075
IHS Markit Ltd.*	126,608	8,067,462
Nielsen Holdings plc	130,003	2,938,068
Robert Half International, Inc.	39,685	2,262,442
Verisk Analytics, Inc.	57,612	8,437,853

		27,309,900

Road & Rail (0.9%)
CSX Corp.	263,563	20,391,869
JB Hunt Transport Services, Inc.	30,020	2,744,128
Kansas City Southern	33,408	4,069,763
Norfolk Southern Corp.	92,090	18,356,300
Union Pacific Corp.	244,744	41,388,658

		86,950,718

Trading Companies & Distributors (0.2%)
Fastenal Co.	192,956	6,288,436
United Rentals, Inc.*	27,417	3,636,317
WW Grainger, Inc.	16,132	4,327,086

		14,251,839

Total Industrials		792,094,859

Information Technology (19.4%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	18,480	4,797,777
Cisco Systems, Inc.	1,480,120	81,006,968
F5 Networks, Inc.*	19,421	2,828,280
Juniper Networks, Inc.	120,709	3,214,481
Motorola Solutions, Inc.	57,190	9,535,289

		101,382,795

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	102,638	9,847,090
Corning, Inc.	272,997	9,071,690
FLIR Systems, Inc.	49,287	2,666,427
IPG Photonics Corp.*	11,047	1,704,000
Keysight Technologies, Inc.*	66,149	5,940,842
TE Connectivity Ltd.	114,898	11,004,930

		40,234,979

IT Services (4.8%)
Accenture plc, Class A	220,849	40,806,270
Akamai Technologies, Inc.*	56,958	4,564,614
Alliance Data Systems Corp.	15,319	2,146,651
Automatic Data Processing, Inc.	149,996	24,798,839
Broadridge Financial Solutions, Inc.	41,269	5,269,226
Cognizant Technology Solutions Corp., Class A	194,063	12,301,654
DXC Technology Co.	89,500	4,935,925
Fidelity National Information Services, Inc.	113,238	13,892,038
Fiserv, Inc.*	136,551	12,447,989
FleetCor Technologies, Inc.*	30,236	8,491,781
Gartner, Inc.*	30,648	4,932,489
Global Payments, Inc.	53,710	8,600,582
International Business Machines Corp.	306,399	42,252,422
Jack Henry & Associates, Inc.	25,549	3,421,522
Mastercard, Inc., Class A	310,809	82,218,305
Paychex, Inc.	111,859	9,204,877
PayPal Holdings, Inc.*	406,249	46,499,260
Total System Services, Inc.	56,089	7,194,536
VeriSign, Inc.*	35,965	7,522,439
Visa, Inc., Class A	601,137	104,327,326
Western Union Co. (The)	142,413	2,832,595

		448,661,340

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Micro Devices, Inc.*	311,604	9,463,414
Analog Devices, Inc.	128,907	14,549,733
Applied Materials, Inc.	320,957	14,414,179
Broadcom, Inc.	137,291	39,520,587
Intel Corp.	1,548,410	74,122,387
KLA-Tencor Corp.	55,798	6,595,324
Lam Research Corp.	51,446	9,663,617
Maxim Integrated Products, Inc.	96,537	5,774,843
Microchip Technology, Inc. (x)	81,283	7,047,236
Micron Technology, Inc.*	378,672	14,612,952
NVIDIA Corp.	210,570	34,581,911
Qorvo, Inc.*	41,057	2,734,807
QUALCOMM, Inc.	420,344	31,975,568
Skyworks Solutions, Inc.	57,193	4,419,303
Texas Instruments, Inc.	325,403	37,343,248
Xilinx, Inc.	88,371	10,420,708

		317,239,817

Software (6.1%)
Adobe, Inc.*	168,842	49,749,295
ANSYS, Inc.*	29,235	5,987,913
Autodesk, Inc.*	76,648	12,485,959
Cadence Design Systems, Inc.*	96,542	6,836,139
Citrix Systems, Inc.	44,805	4,397,163
Fortinet, Inc.*	47,654	3,661,257
Intuit, Inc.	90,178	23,566,217
Microsoft Corp.	2,649,520	354,929,699
Oracle Corp.	839,006	47,798,172
Red Hat, Inc.*	62,210	11,680,549
salesforce.com, Inc.*	268,500	40,739,505
Symantec Corp.	216,484	4,710,692
Synopsys, Inc.*	51,537	6,632,296

		573,174,856

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	1,511,338	$299,124,017
Hewlett Packard Enterprise Co.	463,028	6,922,269
HP, Inc.	513,100	10,667,349
NetApp, Inc.	85,252	5,260,048
Seagate Technology plc	85,564	4,031,776
Western Digital Corp.	103,904	4,940,635
Xerox Corp.	63,148	2,236,071

		333,182,165

Total Information Technology		1,813,875,952

Materials (2.5%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	76,771	17,378,651
Albemarle Corp. (x)	36,889	2,597,354
Celanese Corp.	44,326	4,778,343
CF Industries Holdings, Inc.	76,197	3,559,162
Corteva, Inc.*	258,787	7,652,332
Dow, Inc.	258,787	12,760,787
DuPont de Nemours, Inc.	258,786	19,427,065
Eastman Chemical Co.	49,989	3,890,644
Ecolab, Inc.	88,550	17,483,312
FMC Corp.	44,666	3,705,045
International Flavors & Fragrances, Inc. (x)	35,423	5,139,523
Linde plc	187,668	37,683,734
LyondellBasell Industries NV, Class A	106,888	9,206,263
Mosaic Co. (The)	115,733	2,896,797
PPG Industries, Inc.	81,225	9,479,770
Sherwin-Williams Co. (The)	28,094	12,875,199

		170,513,981

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	21,676	4,987,864
Vulcan Materials Co.	44,282	6,080,362

		11,068,226

Containers & Packaging (0.4%)
Amcor plc (x)*	558,639	6,418,762
Avery Dennison Corp.	30,147	3,487,405
Ball Corp.	117,487	8,222,915
International Paper Co.	133,950	5,802,714
Packaging Corp. of America	32,110	3,060,725
Sealed Air Corp.	57,178	2,446,075
Westrock Co.	88,673	3,233,905

		32,672,501

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	484,185	5,621,388
Newmont Goldcorp Corp.	286,890	11,036,658
Nucor Corp.	108,409	5,973,336

		22,631,382

Total Materials		236,886,090

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	39,706	5,602,120
American Tower Corp. (REIT)	153,065	31,294,139
Apartment Investment & Management Co. (REIT), Class A	48,534	2,432,524
AvalonBay Communities, Inc. (REIT)	48,897	9,934,893
Boston Properties, Inc. (REIT)	52,169	6,729,801
Crown Castle International Corp. (REIT)	144,937	18,892,538
Digital Realty Trust, Inc. (REIT)	71,558	8,428,817
Duke Realty Corp. (REIT)	129,058	4,079,523
Equinix, Inc. (REIT)	29,188	14,719,217
Equity Residential (REIT)	125,633	9,538,057
Essex Property Trust, Inc. (REIT)	22,902	6,685,781
Extra Space Storage, Inc. (REIT)	44,330	4,703,413
Federal Realty Investment Trust (REIT)	25,658	3,303,724
HCP, Inc. (REIT)	166,988	5,340,276
Host Hotels & Resorts, Inc. (REIT)	263,923	4,808,677
Iron Mountain, Inc. (REIT)	103,328	3,234,166
Kimco Realty Corp. (REIT)	147,205	2,720,348
Macerich Co. (The) (REIT)	36,997	1,239,030
Mid-America Apartment Communities, Inc. (REIT)	40,396	4,757,033
Prologis, Inc. (REIT)	220,166	17,635,297
Public Storage (REIT)	52,448	12,491,540
Realty Income Corp. (REIT)	108,852	7,507,523
Regency Centers Corp. (REIT)	57,676	3,849,296
SBA Communications Corp. (REIT)*	39,327	8,842,283
Simon Property Group, Inc. (REIT)	106,382	16,995,588
SL Green Realty Corp. (REIT)	29,003	2,330,971
UDR, Inc. (REIT)	96,364	4,325,780
Ventas, Inc. (REIT)	127,729	8,730,277
Vornado Realty Trust (REIT)	59,149	3,791,451
Welltower, Inc. (REIT)	140,014	11,415,341
Weyerhaeuser Co. (REIT)	250,157	6,589,135

		252,948,559

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	108,592	5,570,770

Total Real Estate		258,519,329

Utilities (3.0%)
Electric Utilities (1.8%)
Alliant Energy Corp.	82,024	4,025,738
American Electric Power Co., Inc.	169,849	14,948,410
Duke Energy Corp.	253,206	22,342,897
Edison International	111,353	7,506,306
Entergy Corp.	66,699	6,865,328
Evergy, Inc.	84,305	5,070,946
Eversource Energy	112,226	8,502,242
Exelon Corp.	338,940	16,248,784
FirstEnergy Corp.	177,303	7,590,341
NextEra Energy, Inc.	165,867	33,979,514
Pinnacle West Capital Corp.	37,145	3,494,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
PPL Corp.	243,786	$7,559,804
Southern Co. (The)	360,770	19,943,366
Xcel Energy, Inc.	179,791	10,695,766

		168,774,415

Gas Utilities (0.0%)
Atmos Energy Corp.	40,844	4,311,493

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	219,469	3,678,300
NRG Energy, Inc.	88,276	3,100,253

		6,778,553

Multi-Utilities (1.0%)
Ameren Corp.	85,048	6,387,955
CenterPoint Energy, Inc.	174,652	5,000,287
CMS Energy Corp.	100,977	5,847,578
Consolidated Edison, Inc.	113,100	9,916,608
Dominion Energy, Inc.	278,508	21,534,239
DTE Energy Co.	64,590	8,259,769
NiSource, Inc.	127,222	3,663,994
Public Service Enterprise Group, Inc.	176,887	10,404,493
Sempra Energy	94,357	12,968,426
WEC Energy Group, Inc.	110,364	9,201,047

		93,184,396

Water Utilities (0.1%)
American Water Works Co., Inc.	62,237	7,219,492

Total Utilities		280,268,349

Total Common Stocks (90.3%) (Cost $4,863,383,506)		8,448,972,564

SHORT-TERM INVESTMENTS:
Investment Company (4.1%)
JPMorgan Prime Money Market Fund, IM Shares	382,137,857	382,290,713

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $1,600,347, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $1,632,000. (xx)	$1,600,000	1,600,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $100,023, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $102,001. (xx)	100,000	100,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $6,008,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $6,128,162. (xx)	6,006,750	6,006,750
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $1,000,211, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $1,024,035. (xx)	1,000,000	1,000,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $2,000,926, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/25/19-2/15/49; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		10,706,750

Total Short-Term Investments (4.2%) (Cost $392,925,802)		392,997,463

Total Investments in Securities (94.5%) (Cost $5,256,309,308)		8,841,970,027
Other Assets Less Liabilities (5.5%)		515,063,837

Net Assets (100%)		$9,357,033,864

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $28,695,532. This was collateralized by $18,929,690 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $10,706,750 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	41,140	16,795,805	—	(722,534)	(49,122)	3,282,853	19,307,002	279,365	—
PNC Financial Services Group, Inc. (The)	156,189	18,887,512	—	(697,517)	(33,818)	3,285,449	21,441,626	305,144	—

Total		35,683,317	—	(1,420,051)	(82,940)	6,568,302	40,748,628	584,509	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	6,172	9/2019	USD	908,580,120	14,303,871

					14,303,871

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$861,074,854	$—	$—	$861,074,854
Consumer Discretionary	859,424,172	—	—	859,424,172
Consumer Staples	614,584,033	—	—	614,584,033
Energy	425,875,485	—	—	425,875,485
Financials	1,107,396,156	—	—	1,107,396,156
Health Care	1,198,973,285	—	—	1,198,973,285
Industrials	792,094,859	—	—	792,094,859
Information Technology	1,813,875,952	—	—	1,813,875,952
Materials	236,886,090	—	—	236,886,090
Real Estate	258,519,329	—	—	258,519,329
Utilities	280,268,349	—	—	280,268,349
Futures	14,303,871	—	—	14,303,871
Short-Term Investments
Investment Company	382,290,713	—	—	382,290,713
Repurchase Agreements	—	10,706,750	—	10,706,750

Total Assets	$8,845,567,148	$10,706,750	$—	$8,856,273,898

Total Liabilities	$—	$—	$—	$—

Total	$8,845,567,148	$10,706,750	$—	$8,856,273,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$14,303,871	*

Total		$14,303,871

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$84,831,367	$84,831,367

Total	$84,831,367	$84,831,367

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$20,713,349	$20,713,349

Total	$20,713,349	$20,713,349

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $760,412,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$141,231,683
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$314,635,049

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,870,425,253
Aggregate gross unrealized depreciation	(259,768,765)

Net unrealized appreciation	$3,610,656,488

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,245,617,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $22,144,950)	$40,748,628
Unaffiliated Issuers (Cost $5,223,457,608)	8,790,514,649
Repurchase Agreements (Cost $10,706,750)	10,706,750
Cash	479,021,573
Cash held as collateral at broker for futures	43,136,800
Dividends, interest and other receivables	7,707,104
Due from broker for futures variation margin	4,126,765
Receivable for Portfolio shares sold	1,702,461
Securities lending income receivable	4,318
Other assets	100,209

Total assets	9,377,769,257

LIABILITIES
Payable for return of collateral on securities loaned	10,706,750
Payable for securities purchased	4,208,556
Investment management fees payable	3,169,905
Payable for Portfolio shares redeemed	1,431,677
Administrative fees payable	919,526
Distribution fees payable – Class IB	40,992
Accrued expenses	257,987

Total liabilities	20,735,393

NET ASSETS	$9,357,033,864

Net assets were comprised of:
Paid in capital	$5,671,434,550
Total distributable earnings (loss)	3,685,599,314

Net assets	$9,357,033,864

Class IB
Net asset value, offering and redemption price per share, $202,672,560 / 7,949,938 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.49

Class K
Net asset value, offering and redemption price per share, $9,154,361,304 / 355,990,637 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.72

(x) Includes value of securities on loan of $28,695,532.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($584,509 of dividend income received from affiliates)	$87,806,810
Interest	4,893,237
Securities lending (net)	127,709

Total income	92,827,756

EXPENSES
Investment management fees	18,833,186
Administrative fees	5,525,734
Printing and mailing expenses	310,573
Distribution fees – Class IB	246,730
Trustees’ fees	134,313
Professional fees	133,924
Custodian fees	71,417
Miscellaneous	105,002

Total expenses	25,360,879

NET INVESTMENT INCOME (LOSS)	67,466,877

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(82,940) of realized gain (loss) from affiliates)	11,349,341
Futures contracts	84,831,367

Net realized gain (loss)	96,180,708

Change in unrealized appreciation (depreciation) on:
Investments in securities ($6,568,302 of change in unrealized appreciation (depreciation) from affiliates)	1,254,152,025
Futures contracts	20,713,349

Net change in unrealized appreciation (depreciation)	1,274,865,374

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,371,046,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,438,512,959

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$67,466,877	$120,299,930
Net realized gain (loss)	96,180,708	41,307,449
Net change in unrealized appreciation (depreciation)	1,274,865,374	(680,001,583)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,438,512,959	(518,394,204)

Distributions to shareholders:
Class IB	—	(6,644,745)
Class K	—	(307,409,081)

Total distributions to shareholders	—	(314,053,826)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 519,400 and 685,249 shares, respectively ]	12,301,153	16,491,882
Capital shares issued in reinvestment of dividends and distributions [ 0 and 279,321 shares, respectively ]	—	6,644,746
Capital shares repurchased [ (837,276) and (1,860,156) shares, respectively ]	(20,488,353)	(45,692,059)

Total Class IB transactions	(8,187,200)	(22,555,431)

Class K
Capital shares sold [ 18,802,321 and 29,062,920 shares, respectively ]	430,761,108	729,109,875
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,871,802 shares, respectively ].	—	307,409,080
Capital shares repurchased [ (22,142,141) and (43,868,209) shares, respectively ]	(530,232,633)	(1,060,631,500)

Total Class K transactions	(99,471,525)	(24,112,545)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(107,658,725)	(46,667,976)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,330,854,234	(879,116,006)
NET ASSETS:
Beginning of period	8,026,179,630	8,905,295,636

End of period	$9,357,033,864	$8,026,179,630

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡	Year Ended December 31, 2014
Net asset value, beginning of year	$19.32	$17.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.13
Net realized and unrealized gain (loss)	0.33	2.11

Total from investment operations	0.37	2.24

Less distributions:
Dividends from net investment income	—	(0.11)
Distributions from net realized gains	—	(0.66)

Total dividends and distributions	—	(0.77)

Net asset value, end of year	$19.69	$19.32

Total return (b)	1.92%	12.57%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—	$2
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83%	0.85%
Before waivers and reimbursements (a)(f)	0.83%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.70%
Before waivers and reimbursements (a)(f)	0.70%	0.70%
Portfolio turnover rate ^	4%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$21.68	$23.87	$20.40	$18.72	$19.18	$17.73

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.27	0.25	0.23	0.19	0.13
Net realized and unrealized gain (loss)	3.66	(1.65)	3.97	1.84	(0.13)	2.09

Total from investment operations	3.81	(1.38)	4.22	2.07	0.06	2.22

Less distributions:
Dividends from net investment income	—	(0.27)	(0.26)	(0.24)	(0.18)	(0.11)
Distributions from net realized gains	—	(0.54)	(0.49)	(0.15)	(0.34)	(0.66)

Total dividends and distributions	—	(0.81)	(0.75)	(0.39)	(0.52)	(0.77)

Net asset value, end of period	$25.49	$21.68	$23.87	$20.40	$18.72	$19.18

Total return (b)	17.57%	(6.04)%	20.75%	11.04%	0.37%	12.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$202,673	$179,216	$218,739	$202,834	$191,919	$204,231
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.81%	0.81%	0.82%	0.82%	0.83%	0.86%
Before waivers and reimbursements (a)(f)	0.81%	0.81%	0.82%	0.83%	0.84%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.26%	1.11%	1.10%	1.20%	0.99%	0.70%
Before waivers and reimbursements (a)(f)	1.26%	1.11%	1.10%	1.19%	0.99%	0.70%
Portfolio turnover rate (z)^	2%	10%	4%	4%	4%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$21.84	$24.04	$20.54	$18.85	$19.31	$17.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.34	0.30	0.28	0.24	0.18
Net realized and unrealized gain (loss)	3.70	(1.66)	4.01	1.85	(0.13)	2.11

Total from investment operations	3.88	(1.32)	4.31	2.13	0.11	2.29

Less distributions:
Dividends from net investment income	—	(0.34)	(0.32)	(0.29)	(0.23)	(0.16)
Distributions from net realized gains	—	(0.54)	(0.49)	(0.15)	(0.34)	(0.66)

Total dividends and distributions	—	(0.88)	(0.81)	(0.44)	(0.57)	(0.82)

Net asset value, end of period	$25.72	$21.84	$24.04	$20.54	$18.85	$19.31

Total return (b)	17.77%	(5.79)%	21.03%	11.31%	0.63%	12.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,154,361	$7,846,963	$8,686,557	$7,591,743	$6,915,188	$5,999,861
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.56%	0.56%	0.57%	0.57%	0.58%	0.60%
Before waivers and reimbursements (a)(f)	0.56%	0.56%	0.57%	0.58%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.51%	1.37%	1.35%	1.44%	1.26%	0.95%
Before waivers and reimbursements (a)(f)	1.51%	1.37%	1.35%	1.44%	1.26%	0.95%
Portfolio turnover rate (z)^	2%	10%	4%	4%	4%	3%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/400 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	14.6%
Industrials	14.6
Information Technology	14.2
Consumer Discretionary	11.1
Real Estate	9.2
Health Care	8.7
Materials	5.8
Utilities	4.3
Investment Company	3.0
Energy	2.8
Consumer Staples	2.4
Communication Services	2.3
Repurchase Agreements	0.5
Cash and Other	6.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,172.20	$4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class K
Actual	1,000.00	1,173.98	3.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Entertainment (0.9%)
Cinemark Holdings, Inc.	34,711	$1,253,067
Live Nation Entertainment, Inc.*	45,560	3,018,350
World Wrestling Entertainment, Inc., Class A (x)	14,253	1,029,209

		5,300,626

Interactive Media & Services (0.2%)
Cars.com, Inc.*	19,994	394,282
Yelp, Inc.*	23,180	792,292

		1,186,574

Media (1.1%)
AMC Networks, Inc., Class A*	14,782	805,471
Cable One, Inc.	1,617	1,893,491
John Wiley & Sons, Inc., Class A	14,741	676,022
Meredith Corp. (x)	13,028	717,322
New York Times Co. (The), Class A (x)	46,273	1,509,425
TEGNA, Inc.	70,324	1,065,409

		6,667,140

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	30,552	928,781

Total Communication Services		14,083,121

Consumer Discretionary (11.1%)
Auto Components (1.0%)
Adient plc	28,346	687,957
Dana, Inc.	46,720	931,597
Delphi Technologies plc	28,837	576,740
Gentex Corp.	83,363	2,051,564
Goodyear Tire & Rubber Co. (The)	75,667	1,157,705
Visteon Corp. (x)*	9,204	539,170

		5,944,733

Automobiles (0.2%)
Thor Industries, Inc.	17,046	996,339

Distributors (0.4%)
Pool Corp.	12,969	2,477,079

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	18,453	831,308
Graham Holdings Co., Class B	1,419	979,153
Service Corp. International	59,437	2,780,463
Sotheby’s*	10,793	627,397
Weight Watchers International, Inc. (x)*	12,675	242,092

		5,460,413

Hotels, Restaurants & Leisure (3.8%)
Boyd Gaming Corp.	26,038	701,464
Brinker International, Inc. (x)	12,225	481,054
Caesars Entertainment Corp.*	190,855	2,255,906
Cheesecake Factory, Inc. (The) (x)	13,563	592,974
Churchill Downs, Inc.	11,552	1,329,289
Cracker Barrel Old Country Store, Inc. (x)	7,834	1,337,499
Domino’s Pizza, Inc.	13,406	3,730,622
Dunkin’ Brands Group, Inc.	26,929	2,145,164
Eldorado Resorts, Inc. (x)*	21,196	976,500
International Speedway Corp., Class A	7,781	349,289
Jack in the Box, Inc.	8,410	684,490
Marriott Vacations Worldwide Corp.	12,720	1,226,208
Papa John’s International, Inc. (x)	7,358	329,050
Penn National Gaming, Inc.*	34,648	667,320
Scientific Games Corp., Class A*	18,187	360,466
Six Flags Entertainment Corp.	23,288	1,156,948
Texas Roadhouse, Inc.	21,726	1,166,034
Wendy’s Co. (The)	59,271	1,160,526
Wyndham Destinations, Inc.	30,530	1,340,267
Wyndham Hotels & Resorts, Inc.	31,739	1,769,132

		23,760,202

Household Durables (1.4%)
Helen of Troy Ltd.*	8,159	1,065,484
KB Home	27,576	709,531
NVR, Inc.*	1,101	3,710,645
Tempur Sealy International, Inc.*	14,957	1,097,395
Toll Brothers, Inc.	43,170	1,580,885
TRI Pointe Group, Inc.*	46,167	552,619
Tupperware Brands Corp.	15,897	302,520

		9,019,079

Leisure Products (0.7%)
Brunswick Corp.	28,360	1,301,440
Mattel, Inc. (x)*	112,686	1,263,210
Polaris Industries, Inc.	18,674	1,703,629

		4,268,279

Multiline Retail (0.3%)
Dillard’s, Inc., Class A (x)	5,813	362,033
Ollie’s Bargain Outlet Holdings, Inc.*	16,979	1,479,041

		1,841,074

Specialty Retail (1.7%)
Aaron’s, Inc.	22,082	1,356,056
American Eagle Outfitters, Inc.	53,367	901,902
AutoNation, Inc.*	18,626	781,174
Bed Bath & Beyond, Inc. (x)	43,090	500,706
Dick’s Sporting Goods, Inc.	22,028	762,830
Five Below, Inc.*	18,252	2,190,605
Michaels Cos., Inc. (The)*	29,407	255,841
Murphy USA, Inc.*	9,777	821,561
Sally Beauty Holdings, Inc.*	39,285	524,062
Signet Jewelers Ltd.	17,224	307,965
Urban Outfitters, Inc.*	22,369	508,895
Williams-Sonoma, Inc. (x)	25,707	1,670,955

		10,582,552

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	14,745	1,438,227
Deckers Outdoor Corp.*	9,493	1,670,483
Skechers U.S.A., Inc., Class A*	43,832	1,380,270

		4,488,980

Total Consumer Discretionary		68,838,730

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (2.4%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	2,854	$1,078,127

Food & Staples Retailing (0.4%)
Casey’s General Stores, Inc.	11,929	1,860,805
Sprouts Farmers Market, Inc.*	38,474	726,774

		2,587,579

Food Products (1.5%)
Flowers Foods, Inc.	59,791	1,391,337
Hain Celestial Group, Inc. (The)*	29,179	639,020
Ingredion, Inc.	21,725	1,792,095
Lancaster Colony Corp.	6,365	945,839
Post Holdings, Inc.*	21,758	2,262,179
Sanderson Farms, Inc.	6,354	867,702
Tootsie Roll Industries, Inc. (x)	6,172	227,932
TreeHouse Foods, Inc.*	18,245	987,055

		9,113,159

Household Products (0.1%)
Energizer Holdings, Inc. (x)	20,721	800,659

Personal Products (0.2%)
Edgewell Personal Care Co.*	17,636	475,290
Nu Skin Enterprises, Inc., Class A	18,041	889,782

		1,365,072

Total Consumer Staples		14,944,596

Energy (2.8%)
Energy Equipment & Services (0.8%)
Apergy Corp.*	25,207	845,443
Core Laboratories NV (x)	14,442	755,028
Ensco Rowan plc, Class A (x)	64,220	547,797
McDermott International, Inc.*	58,917	569,138
Oceaneering International, Inc.*	32,209	656,741
Patterson-UTI Energy, Inc.	68,025	782,968
Transocean Ltd.*	165,007	1,057,695

		5,214,810

Oil, Gas & Consumable Fuels (2.0%)
Callon Petroleum Co.*	74,259	489,367
Chesapeake Energy Corp. (x)*	340,312	663,608
CNX Resources Corp.*	63,757	466,064
EQT Corp.	83,021	1,312,562
Equitrans Midstream Corp.	66,288	1,306,537
Matador Resources Co.*	33,756	671,069
Murphy Oil Corp.	53,011	1,306,721
Oasis Petroleum, Inc.*	88,221	501,095
PBF Energy, Inc., Class A	39,055	1,222,422
QEP Resources, Inc.*	77,026	556,898
Range Resources Corp. (x)	67,663	472,288
SM Energy Co.	33,689	421,786
Southwestern Energy Co.*	176,402	557,430
World Fuel Services Corp.	21,890	787,164
WPX Energy, Inc.*	129,449	1,489,958

		12,224,969

Total Energy		17,439,779

Financials (14.6%)
Banks (6.4%)
Associated Banc-Corp.	53,554	1,132,132
BancorpSouth Bank	29,996	871,084
Bank of Hawaii Corp.	13,430	1,113,481
Bank OZK	39,393	1,185,335
Cathay General Bancorp	24,922	894,949
Chemical Financial Corp.	23,293	957,575
Commerce Bancshares, Inc.	32,165	1,918,964
Cullen/Frost Bankers, Inc.	20,528	1,922,653
East West Bancorp, Inc.	47,472	2,220,266
First Financial Bankshares, Inc.	44,200	1,360,918
First Horizon National Corp.	102,815	1,535,028
FNB Corp.	105,744	1,244,607
Fulton Financial Corp.	55,361	906,260
Hancock Whitney Corp.	27,923	1,118,595
Home BancShares, Inc.	50,576	974,094
International Bancshares Corp.	17,748	669,277
PacWest Bancorp	38,764	1,505,206
Pinnacle Financial Partners, Inc.	23,589	1,355,896
Prosperity Bancshares, Inc.	21,623	1,428,199
Signature Bank	17,954	2,169,561
Sterling Bancorp	68,345	1,454,382
Synovus Financial Corp.	51,380	1,798,300
TCF Financial Corp.	53,437	1,110,955
Texas Capital Bancshares, Inc.*	16,372	1,004,750
Trustmark Corp.	21,241	706,263
UMB Financial Corp.	14,387	946,952
Umpqua Holdings Corp.	71,809	1,191,311
United Bankshares, Inc.	33,274	1,234,133
Valley National Bancorp	108,185	1,166,234
Webster Financial Corp.	30,074	1,436,635
Wintrust Financial Corp.	18,414	1,347,168

		39,881,163

Capital Markets (2.4%)
Eaton Vance Corp.	37,204	1,604,608
Evercore, Inc., Class A	13,359	1,183,207
FactSet Research Systems, Inc.	12,467	3,572,544
Federated Investors, Inc., Class B	31,204	1,014,130
Interactive Brokers Group, Inc., Class A	24,468	1,326,166
Janus Henderson Group plc	53,481	1,144,493
Legg Mason, Inc.	28,244	1,081,180
SEI Investments Co.	41,779	2,343,802
Stifel Financial Corp.	23,083	1,363,282

		14,633,412

Consumer Finance (0.5%)
Green Dot Corp., Class A*	15,520	758,928
Navient Corp.	69,471	948,279
SLM Corp.	141,009	1,370,608

		3,077,815

Insurance (4.8%)
Alleghany Corp.*	4,714	3,210,753
American Financial Group, Inc.	23,112	2,368,287
Brighthouse Financial, Inc.*	37,773	1,385,891
Brown & Brown, Inc.	76,343	2,557,490
CNO Financial Group, Inc.	52,373	873,582
First American Financial Corp.	36,563	1,963,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Genworth Financial, Inc., Class A*	164,089	$608,770
Hanover Insurance Group, Inc. (The)	13,275	1,703,182
Kemper Corp.	20,383	1,758,849
Mercury General Corp.	8,845	552,812
Old Republic International Corp.	92,747	2,075,678
Primerica, Inc.	13,807	1,656,150
Reinsurance Group of America, Inc.	20,406	3,183,948
RenaissanceRe Holdings Ltd.	14,405	2,564,234
WR Berkley Corp.	47,117	3,106,424

		29,569,483

Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc. (x)*	2,425	1,018,573
New York Community Bancorp, Inc.	152,292	1,519,874
Washington Federal, Inc.	26,238	916,493

		3,454,940

Total Financials		90,616,813

Health Care (8.7%)
Biotechnology (0.6%)
Exelixis, Inc.*	98,420	2,103,235
Ligand Pharmaceuticals, Inc. (x)*	6,392	729,647
United Therapeutics Corp.*	14,248	1,112,199

		3,945,081

Health Care Equipment & Supplies (3.5%)
Avanos Medical, Inc.*	15,464	674,385
Cantel Medical Corp.	11,828	953,810
Globus Medical, Inc., Class A*	24,967	1,056,104
Haemonetics Corp.*	16,703	2,010,039
Hill-Rom Holdings, Inc.	21,724	2,272,765
ICU Medical, Inc.*	5,445	1,371,650
Inogen, Inc.*	5,925	395,553
Integra LifeSciences Holdings Corp.*	23,052	1,287,454
LivaNova plc*	15,757	1,133,874
Masimo Corp.*	16,011	2,382,757
NuVasive, Inc.*	16,827	985,053
STERIS plc	27,565	4,103,877
West Pharmaceutical Services, Inc.	23,968	2,999,595

		21,626,916

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc. (x)*	28,825	1,007,434
Amedisys, Inc.*	9,492	1,152,424
Chemed Corp.	5,203	1,877,450
Covetrus, Inc.*	31,162	762,223
Encompass Health Corp.	32,178	2,038,798
HealthEquity, Inc.*	17,798	1,163,989
MEDNAX, Inc.*	28,237	712,419
Molina Healthcare, Inc.*	20,426	2,923,778
Patterson Cos., Inc.	27,007	618,460
Tenet Healthcare Corp.*	27,100	559,886

		12,816,861

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	54,259	631,032
Medidata Solutions, Inc.*	20,295	1,836,901

		2,467,933

Life Sciences Tools & Services (1.6%)
Bio-Rad Laboratories, Inc., Class A*	6,533	2,042,150
Bio-Techne Corp.	12,355	2,575,894
Charles River Laboratories International, Inc.*	15,904	2,256,778
PRA Health Sciences, Inc.*	19,220	1,905,663
Syneos Health, Inc.*	19,966	1,020,063

		9,800,548

Pharmaceuticals (0.5%)
Catalent, Inc.*	47,458	2,572,698
Mallinckrodt plc*	27,709	254,369
Prestige Consumer Healthcare, Inc.*	16,880	534,758

		3,361,825

Total Health Care		54,019,164

Industrials (14.6%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	19,366	1,243,491
Curtiss-Wright Corp.	13,944	1,772,700
Teledyne Technologies, Inc.*	11,800	3,231,666

		6,247,857

Air Freight & Logistics (0.3%)
XPO Logistics, Inc. (x)*	30,052	1,737,306

Airlines (0.3%)
JetBlue Airways Corp.*	98,136	1,814,535

Building Products (0.9%)
Lennox International, Inc.	11,515	3,166,625
Resideo Technologies, Inc.*	40,072	878,378
Trex Co., Inc. (x)*	19,079	1,367,964

		5,412,967

Commercial Services & Supplies (1.2%)
Brink’s Co. (The)	16,269	1,320,717
Clean Harbors, Inc.*	16,564	1,177,700
Deluxe Corp.	14,233	578,714
Healthcare Services Group, Inc. (x)	24,049	729,166
Herman Miller, Inc.	19,193	857,927
HNI Corp.	14,137	500,167
MSA Safety, Inc.	11,481	1,209,983
Stericycle, Inc.*	27,913	1,332,846

		7,707,220

Construction & Engineering (1.4%)
AECOM*	51,321	1,942,500
Dycom Industries, Inc.*	10,270	604,595
EMCOR Group, Inc.	18,248	1,607,649
Fluor Corp.	45,644	1,537,746
Granite Construction, Inc.	15,213	732,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
MasTec, Inc.*	20,068	$1,034,104
Valmont Industries, Inc.	7,150	906,692

		8,366,248

Electrical Equipment (1.2%)
Acuity Brands, Inc.	13,000	1,792,830
EnerSys	14,029	960,987
Hubbell, Inc.	17,793	2,320,207
nVent Electric plc	51,843	1,285,188
Regal Beloit Corp.	13,944	1,139,364

		7,498,576

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	18,609	2,612,890

Machinery (4.7%)
AGCO Corp.	21,040	1,632,073
Colfax Corp.*	30,974	868,201
Crane Co.	16,557	1,381,516
Donaldson Co., Inc.	41,676	2,119,642
Graco, Inc.	54,313	2,725,426
IDEX Corp.	24,699	4,251,687
ITT, Inc.	28,639	1,875,282
Kennametal, Inc.	26,798	991,258
Lincoln Electric Holdings, Inc.	20,481	1,685,996
Nordson Corp.	16,861	2,382,628
Oshkosh Corp.	22,827	1,905,826
Terex Corp.	20,435	641,659
Timken Co. (The)	22,342	1,147,038
Toro Co. (The)	34,709	2,322,032
Trinity Industries, Inc.	42,333	878,410
Woodward, Inc.	18,208	2,060,417

		28,869,091

Marine (0.2%)
Kirby Corp.*	17,561	1,387,319

Professional Services (0.7%)
ASGN, Inc.*	17,159	1,039,835
Insperity, Inc.	12,247	1,495,848
ManpowerGroup, Inc.	19,511	1,884,763

		4,420,446

Road & Rail (1.6%)
Avis Budget Group, Inc.*	20,741	729,254
Genesee & Wyoming, Inc., Class A*	18,431	1,843,100
Knight-Swift Transportation Holdings, Inc.	40,593	1,333,074
Landstar System, Inc.	13,073	1,411,753
Old Dominion Freight Line, Inc.	21,155	3,157,595
Ryder System, Inc.	17,309	1,009,115
Werner Enterprises, Inc.	14,126	439,036

		9,922,927

Trading Companies & Distributors (0.7%)
GATX Corp.	11,805	936,019
MSC Industrial Direct Co., Inc., Class A	14,712	1,092,513
NOW, Inc.*	35,338	521,589
Watsco, Inc.	10,512	1,719,027

		4,269,148

Total Industrials		90,266,530

Information Technology (14.2%)
Communications Equipment (1.0%)
Ciena Corp.*	46,677	1,919,825
InterDigital, Inc.	10,346	666,282
Lumentum Holdings, Inc.*	24,919	1,330,924
NetScout Systems, Inc.*	22,741	577,394
Plantronics, Inc.	10,697	396,217
ViaSat, Inc.*	18,527	1,497,352

		6,387,994

Electronic Equipment, Instruments & Components (3.7%)
Arrow Electronics, Inc.*	27,672	1,972,184
Avnet, Inc.	34,670	1,569,511
Belden, Inc.	12,839	764,819
Cognex Corp.	55,887	2,681,458
Coherent, Inc.*	7,928	1,081,141
Jabil, Inc.	45,381	1,434,040
Littelfuse, Inc.	8,051	1,424,302
National Instruments Corp.	36,630	1,538,094
SYNNEX Corp.	13,518	1,330,171
Tech Data Corp.*	11,902	1,244,949
Trimble, Inc.*	81,962	3,697,306
Vishay Intertechnology, Inc.	43,087	711,797
Zebra Technologies Corp., Class A*	17,606	3,688,281

		23,138,053

IT Services (2.9%)
CACI International, Inc., Class A*	8,102	1,657,588
CoreLogic, Inc.*	26,312	1,100,631
KBR, Inc.	45,952	1,146,043
Leidos Holdings, Inc.	47,043	3,756,383
LiveRamp Holdings, Inc.*	22,496	1,090,606
MAXIMUS, Inc.	20,790	1,508,106
Perspecta, Inc.	45,829	1,072,857
Sabre Corp.	89,748	1,992,406
Science Applications International Corp.	16,585	1,435,598
WEX, Inc.*	14,107	2,935,667

		17,695,885

Semiconductors & Semiconductor Equipment (3.3%)
Cirrus Logic, Inc.*	18,956	828,377
Cree, Inc.*	34,333	1,928,828
Cypress Semiconductor Corp.	119,370	2,654,789
First Solar, Inc.*	24,736	1,624,661
MKS Instruments, Inc.	17,662	1,375,693
Monolithic Power Systems, Inc.	12,922	1,754,549
Semtech Corp.*	21,750	1,045,088
Silicon Laboratories, Inc.*	14,140	1,462,076
Synaptics, Inc.*	11,249	327,796
Teradyne, Inc.	55,895	2,677,929
Universal Display Corp.	13,855	2,605,571
Versum Materials, Inc.	35,557	1,834,030

		20,119,387

Software (3.1%)
ACI Worldwide, Inc.*	36,075	1,238,815
Blackbaud, Inc.	16,043	1,339,591
CDK Global, Inc.	39,671	1,961,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CommVault Systems, Inc.*	12,564	$623,426
Fair Isaac Corp.*	9,455	2,969,059
j2 Global, Inc.	15,162	1,347,750
LogMeIn, Inc.	16,249	1,197,226
Manhattan Associates, Inc.*	21,070	1,460,783
PTC, Inc.*	33,772	3,031,375
Teradata Corp.*	38,225	1,370,366
Tyler Technologies, Inc.*	12,479	2,695,714

		19,235,439

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	39,174	1,218,312

Total Information Technology		87,795,070

Materials (5.8%)
Chemicals (2.4%)
Ashland Global Holdings, Inc.	20,406	1,631,868
Cabot Corp.	19,066	909,639
Chemours Co. (The)	53,457	1,282,968
Ingevity Corp.*	13,647	1,435,255
Minerals Technologies, Inc.	11,481	614,348
NewMarket Corp.	2,842	1,139,471
Olin Corp.	53,733	1,177,290
PolyOne Corp.	25,328	795,046
RPM International, Inc.	42,763	2,613,247
Scotts Miracle-Gro Co. (The)	12,807	1,261,489
Sensient Technologies Corp.	13,783	1,012,775
Valvoline, Inc.	61,318	1,197,541

		15,070,937

Construction Materials (0.2%)
Eagle Materials, Inc.	14,387	1,333,675

Containers & Packaging (1.1%)
AptarGroup, Inc.	20,612	2,562,896
Greif, Inc., Class A	8,709	283,478
Owens-Illinois, Inc.	50,624	874,277
Silgan Holdings, Inc.	25,377	776,536
Sonoco Products Co.	32,559	2,127,405

		6,624,592

Metals & Mining (1.8%)
Allegheny Technologies, Inc.*	40,957	1,032,116
Carpenter Technology Corp.	15,440	740,811
Commercial Metals Co.	38,333	684,244
Compass Minerals International, Inc.	11,050	607,198
Reliance Steel & Aluminum Co.	21,931	2,075,111
Royal Gold, Inc.	21,350	2,188,162
Steel Dynamics, Inc.	72,501	2,189,530
United States Steel Corp. (x)	56,449	864,234
Worthington Industries, Inc.	12,712	511,785

		10,893,191

Paper & Forest Products (0.3%)
Domtar Corp.	20,505	913,088
Louisiana-Pacific Corp.	40,224	1,054,673

		1,967,761

Total Materials		35,890,156

Real Estate (9.2%)
Equity Real Estate Investment Trusts (REITs) (8.8%)
Alexander & Baldwin, Inc. (REIT)	22,083	510,117
American Campus Communities, Inc. (REIT)	44,775	2,066,814
Brixmor Property Group, Inc. (REIT)	97,318	1,740,046
Camden Property Trust (REIT)	31,491	3,287,346
CoreCivic, Inc. (REIT)	38,675	802,893
CoreSite Realty Corp. (REIT)	12,034	1,385,956
Corporate Office Properties Trust (REIT)	36,501	962,531
Cousins Properties, Inc. (REIT)	47,344	1,712,432
CyrusOne, Inc. (REIT)	36,913	2,130,618
Douglas Emmett, Inc. (REIT)	52,698	2,099,488
EastGroup Properties, Inc. (REIT)	11,984	1,389,904
EPR Properties (REIT)	24,618	1,836,257
First Industrial Realty Trust, Inc. (REIT)	41,254	1,515,672
GEO Group, Inc. (The) (REIT)	39,340	826,533
Healthcare Realty Trust, Inc. (REIT)	42,148	1,320,075
Highwoods Properties, Inc. (REIT)	33,747	1,393,751
Hospitality Properties Trust (REIT)	53,588	1,339,700
JBG SMITH Properties (REIT)	39,361	1,548,462
Kilroy Realty Corp. (REIT)	32,902	2,428,497
Lamar Advertising Co. (REIT), Class A	27,903	2,252,051
Liberty Property Trust (REIT)	48,369	2,420,385
Life Storage, Inc. (REIT)	15,197	1,444,931
Mack-Cali Realty Corp. (REIT)	29,433	685,495
Medical Properties Trust, Inc. (REIT)	128,628	2,243,272
National Retail Properties, Inc. (REIT)	53,050	2,812,181
Omega Healthcare Investors, Inc. (REIT)	69,966	2,571,251
Pebblebrook Hotel Trust (REIT)	42,533	1,198,580
PotlatchDeltic Corp. (REIT)	22,116	862,082
PS Business Parks, Inc. (REIT)	6,509	1,096,962
Rayonier, Inc. (REIT)	42,197	1,278,569
Sabra Health Care REIT, Inc. (REIT)	58,538	1,152,613
Senior Housing Properties Trust (REIT)	77,471	640,685
Tanger Factory Outlet Centers, Inc. (REIT) (x)	30,698	497,615
Taubman Centers, Inc. (REIT)	19,918	813,252
Uniti Group, Inc. (REIT)	60,058	570,551
Urban Edge Properties (REIT)	39,271	680,566
Weingarten Realty Investors (REIT)	38,982	1,068,886

		54,587,019

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	14,916	2,098,532

Total Real Estate		56,685,551

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (4.3%)
Electric Utilities (1.4%)
ALLETE, Inc.	16,789	$1,397,012
Hawaiian Electric Industries, Inc.	35,500	1,546,025
IDACORP, Inc.	16,419	1,648,960
OGE Energy Corp.	65,289	2,778,700
PNM Resources, Inc.	25,957	1,321,471

		8,692,168

Gas Utilities (1.7%)
National Fuel Gas Co.	28,116	1,483,119
New Jersey Resources Corp.	29,102	1,448,406
ONE Gas, Inc.	17,132	1,547,020
Southwest Gas Holdings, Inc.	17,417	1,560,912
Spire, Inc.	16,535	1,387,617
UGI Corp.	56,819	3,034,703

		10,461,777

Multi-Utilities (0.7%)
Black Hills Corp.	17,721	1,385,251
MDU Resources Group, Inc.	64,599	1,666,654
NorthWestern Corp.	16,407	1,183,765

		4,235,670

Water Utilities (0.5%)
Aqua America, Inc.	70,357	2,910,669

Total Utilities		26,300,284

Total Common Stocks (90.0%) (Cost $443,620,759)		556,879,794

SHORT-TERM INVESTMENTS:
Investment Company (3.0%)
JPMorgan Prime Money Market Fund, IM Shares	18,710,058	18,717,542

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $100,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $102,000. (xx)	$100,000	100,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $12,698, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $12,949. (xx)	12,695	12,695
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $1,000,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $926,573, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $945,105. (xx)	926,381	926,381
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $1,000,498, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $1,094,312. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		3,039,076

Total Short-Term Investments (3.5%) (Cost $21,752,618)		21,756,618

Total Investments in Securities (93.5%) (Cost $465,373,377)		578,636,412
Other Assets Less Liabilities (6.5%)		40,209,874

Net Assets (100%)		$618,846,286

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $19,130,393. This was collateralized by $16,821,460 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $3,039,076 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	319	9/2019	USD	62,205,000	1,210,456

					1,210,456

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,083,121	$—	$—	$14,083,121
Consumer Discretionary	68,838,730	—	—	68,838,730
Consumer Staples	14,944,596	—	—	14,944,596
Energy	17,439,779	—	—	17,439,779
Financials	90,616,813	—	—	90,616,813
Health Care	54,019,164	—	—	54,019,164
Industrials	90,266,530	—	—	90,266,530
Information Technology	87,795,070	—	—	87,795,070
Materials	35,890,156	—	—	35,890,156
Real Estate	56,685,551	—	—	56,685,551
Utilities	26,300,284	—	—	26,300,284
Futures	1,210,456	—	—	1,210,456
Short-Term Investments
Investment Company	18,717,542	—	—	18,717,542
Repurchase Agreements	—	3,039,076	—	3,039,076

Total Assets	$576,807,792	$3,039,076	$—	$579,846,868

Total Liabilities	$—	$—	$—	$—

Total	$576,807,792	$3,039,076	$—	$579,846,868

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,210,456	*

Total		$1,210,456

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,094,985	$5,094,985

Total	$5,094,985	$5,094,985

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,232,235	$1,232,235

Total	$1,232,235	$1,232,235

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $48,513,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 20%)*	$28,942,693
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 13%)*	$67,156,791

* During the six months ended June 30, 2019, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,796,353
Aggregate gross unrealized depreciation	(51,319,552)

Net unrealized appreciation	$114,476,801

Federal income tax cost of investments in securities and derivative instruments, if applicable	$465,370,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $462,334,301)	$575,597,336
Repurchase Agreements (Cost $3,039,076)	3,039,076
Cash	37,286,689
Cash held as collateral at broker for futures	2,627,100
Receivable for securities sold	3,947,258
Due from broker for futures variation margin	700,843
Dividends, interest and other receivables	591,450
Receivable for Portfolio shares sold	79,499
Securities lending income receivable	5,523
Other assets	6,636

Total assets	623,881,410

LIABILITIES
Payable for return of collateral on securities loaned	3,039,076
Payable for securities purchased	1,243,553
Payable for Portfolio shares redeemed	329,016
Investment management fees payable	219,460
Distribution fees payable – Class IB	77,375
Administrative fees payable	60,428
Trustees’ fees payable	107
Accrued expenses	66,109

Total liabilities	5,035,124

NET ASSETS	$618,846,286

Net assets were comprised of:
Paid in capital	$483,588,575
Total distributable earnings (loss)	135,257,711

Net assets	$618,846,286

Class IB
Net asset value, offering and redemption price per share, $387,149,650 / 18,288,947 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.17

Class K
Net asset value, offering and redemption price per share, $231,696,636 / 10,831,220 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.39

(x)	Includes value of securities on loan of $19,130,393.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,416 foreign withholding tax)	$4,986,019
Interest	371,786
Securities lending (net)	42,994

Total income	5,400,799

EXPENSES
Investment management fees	1,354,651
Distribution fees – Class IB	470,628
Administrative fees	372,248
Professional fees	33,504
Printing and mailing expenses	29,111
Custodian fees	25,791
Trustees’ fees	9,218
Miscellaneous	8,704

Gross expenses	2,303,855
Less: Waiver from investment manager	(25,077)

Net expenses	2,278,778

NET INVESTMENT INCOME (LOSS)	3,122,021

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	16,754,900
Futures contracts	5,094,985

Net realized gain (loss)	21,849,885

Change in unrealized appreciation (depreciation) on:
Investments in securities	68,047,911
Futures contracts	1,232,235

Net change in unrealized appreciation (depreciation)	69,280,146

NET REALIZED AND UNREALIZED GAIN (LOSS)	91,130,031

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,252,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,122,021	$6,017,241
Net realized gain (loss)	21,849,885	37,252,770
Net change in unrealized appreciation (depreciation)	69,280,146	(119,664,399)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	94,252,052	(76,394,388)

Distributions to shareholders:
Class IB	—	(33,309,018)
Class K	—	(20,780,871)

Total distributions to shareholders	—	(54,089,889)

Tax return of capital:
Class IB	—	(199,096)
Class K	—	(124,213)

Total	—	(323,309)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 585,912 and 833,464 shares, respectively ]	11,947,626	18,889,911
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,701,562 shares, respectively ]	—	33,508,114
Capital shares repurchased [ (1,431,872) and (3,328,458) shares, respectively ]	(29,169,145)	(75,658,336)

Total Class IB transactions	(17,221,519)	(23,260,311)

Class K
Capital shares sold [ 632,897 and 553,264 shares, respectively ]	12,760,690	12,019,926
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,052,983 shares, respectively ]	—	20,905,084
Capital shares repurchased [ (1,311,407) and (1,293,641) shares, respectively ]	(26,212,010)	(28,186,844)

Total Class K transactions	(13,451,320)	4,738,166

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(30,672,839)	(18,522,145)

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,579,213	(149,329,731)
NET ASSETS:
Beginning of period	555,267,073	704,596,804

End of period	$618,846,286	$555,267,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡	Year Ended December 31, 2014
Net asset value, beginning of year	$20.75	$20.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.06
Net realized and unrealized gain (loss)	1.13	1.70

Total from investment operations	1.14	1.76

Less distributions:
Dividends from net investment income	—	(0.06)
Distributions from net realized gains	—	(1.01)

Total dividends and distributions	—	(1.07)

Net asset value, end of year	$21.89	$20.75

Total return (b)	5.49%	8.81%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—	$2
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.87%
Before waivers and reimbursements (a)(f)	0.87%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.24%	0.30%
Before waivers and reimbursements (a)(f)	0.24%	0.30%
Portfolio turnover rate ^	20%	13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$18.06	$22.57	$21.37	$18.75	$20.61	$19.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.18	0.11	0.16	0.10	0.06
Net realized and unrealized gain (loss)	3.01	(2.80)	3.10	3.54	(0.76)	1.69

Total from investment operations	3.11	(2.62)	3.21	3.70	(0.66)	1.75

Less distributions:
Dividends from net investment income	—	(0.20)	(0.15)	(0.16)	(0.10)	(0.06)
Distributions from net realized gains	—	(1.68)	(1.86)	(0.92)	(1.10)	(1.01)
Return of capital	—	(0.01)	—	—	—	—

Total dividends and distributions	—	(1.89)	(2.01)	(1.08)	(1.20)	(1.07)

Net asset value, end of period	$21.17	$18.06	$22.57	$21.37	$18.75	$20.61

Total return (b)	17.22%	(12.26)%	15.26%	19.68%	(3.13)%	8.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$387,150	$345,511	$449,715	$432,612	$394,461	$439,683
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.85%	0.85%	0.85%	0.86%	0.88%
Before waivers and reimbursements (a)(f)	0.86%	0.85%	0.85%	0.86%	0.86%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.94%	0.79%	0.48%	0.79%	0.48%	0.29%
Before waivers and reimbursements (a)(f)	0.93%	0.79%	0.48%	0.78%	0.48%	0.29%
Portfolio turnover rate (z)^	5%	15%	16%	19%	20%	13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$18.22	$22.76	$21.54	$18.89	$20.76	$20.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.24	0.16	0.21	0.16	0.12
Net realized and unrealized gain (loss)	3.05	(2.84)	3.12	3.57	(0.78)	1.70

Total from investment operations	3.17	(2.60)	3.28	3.78	(0.62)	1.82

Less distributions:
Dividends from net investment income	—	(0.24)	(0.20)	(0.21)	(0.15)	(0.12)
Distributions from net realized gains	—	(1.68)	(1.86)	(0.92)	(1.10)	(1.01)
Return of capital	—	(0.02)	—	—	—	—

Total dividends and distributions	—	(1.94)	(2.06)	(1.13)	(1.25)	(1.13)

Net asset value, end of period	$21.39	$18.22	$22.76	$21.54	$18.89	$20.76

Total return (b)	17.40%	(12.05)%	15.50%	20.00%	(2.90)%	9.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$231,697	$209,756	$254,882	$274,935	$238,681	$210,300
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.60%	0.60%	0.61%	0.63%
Before waivers and reimbursements (a)(f)	0.61%	0.60%	0.60%	0.61%	0.61%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.19%	1.04%	0.72%	1.04%	0.74%	0.56%
Before waivers and reimbursements (a)(f)	1.18%	1.04%	0.72%	1.03%	0.74%	0.56%
Portfolio turnover rate (z)^	5%	15%	16%	19%	20%	13%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/2000 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	16.1%
Health Care	15.5
Industrials	14.3
Information Technology	11.8
Consumer Discretionary	10.0
Real Estate	6.9
Investment Company	5.7
Energy	3.7
Materials	3.5
Utilities	3.4
Consumer Staples	2.5
Communication Services	2.3
Repurchase Agreements	2.0
Cash and Other	2.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,163.51	$4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.17
Class K
Actual	1,000.00	1,165.34	3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.90	2.92

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.83% and 0.58%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.6%)
ATN International, Inc.	16,796	$969,633
Bandwidth, Inc., Class A*	25,578	1,918,862
Cincinnati Bell, Inc.*	78,237	387,273
Cogent Communications Holdings, Inc.	66,843	3,967,800
Consolidated Communications Holdings, Inc. (x)	112,497	554,610
Frontier Communications Corp. (x)*	170,039	297,568
IDT Corp., Class B*	26,497	250,927
Intelsat SA (x)*	106,687	2,075,062
Iridium Communications, Inc.*	157,608	3,665,962
Ooma, Inc.*	28,995	303,868
ORBCOMM, Inc. (x)*	114,859	832,728
Pareteum Corp.*	170,921	446,104
pdvWireless, Inc.*	15,025	706,175
Vonage Holdings Corp.*	360,353	4,082,799

		20,459,371

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A (x)	82,489	769,622
Eros International plc*	56,150	75,802
Glu Mobile, Inc.*	184,303	1,323,296
IMAX Corp.*	84,203	1,700,901
Liberty Media Corp.-Liberty Braves, Class A*	16,037	445,829
Liberty Media Corp.-Liberty Braves, Class C*	55,965	1,565,341
LiveXLive Media, Inc. (x)*	42,815	177,682
Marcus Corp. (The)	35,596	1,173,244
Reading International, Inc., Class A*	26,026	337,817
Rosetta Stone, Inc.*	30,737	703,263

		8,272,797

Interactive Media & Services (0.5%)
Care.com, Inc.*	34,334	376,987
Cargurus, Inc.*	118,121	4,265,349
Cars.com, Inc.*	104,706	2,064,802
DHI Group, Inc.*	81,375	290,509
Eventbrite, Inc., Class A*	58,140	941,868
EverQuote, Inc., Class A*	13,497	175,461
Liberty TripAdvisor Holdings, Inc., Class A*	115,551	1,432,832
Meet Group, Inc. (The)*	109,376	380,629
QuinStreet, Inc.*	71,782	1,137,745
Travelzoo*	7,170	110,705
TrueCar, Inc.*	164,801	899,814
Yelp, Inc.*	124,791	4,265,356

		16,342,057

Media (0.9%)
Boston Omaha Corp., Class A (x)*	15,964	369,567
Cardlytics, Inc. (x)*	21,635	562,077
cbdMD, Inc.*	15,015	88,589
Central European Media Enterprises Ltd., Class A (x)*	147,504	643,117
Clear Channel Outdoor Holdings, Inc.*	54,435	256,933
comScore, Inc.*	77,910	402,016
Cumulus Media, Inc., Class A*	22,579	418,840
Daily Journal Corp. (x)*	1,764	419,832
Emerald Expositions Events, Inc.	37,477	417,869
Entercom Communications Corp., Class A	200,947	1,165,493
Entravision Communications Corp., Class A	104,453	325,893
EW Scripps Co. (The), Class A	87,060	1,331,147
Fluent, Inc.*	67,853	365,049
Gannett Co., Inc.	171,004	1,395,393
Gray Television, Inc.*	144,905	2,374,993
Hemisphere Media Group, Inc.*	29,423	380,145
Lee Enterprises, Inc.*	85,196	190,839
Liberty Latin America Ltd., Class A*	73,592	1,267,990
Liberty Latin America Ltd., Class C*	181,155	3,114,055
Loral Space & Communications, Inc.*	20,879	720,534
Marchex, Inc., Class B*	55,170	259,299
MDC Partners, Inc., Class A*	85,960	216,619
Meredith Corp. (x)	63,349	3,487,996
MSG Networks, Inc., Class A*	92,911	1,926,974
National CineMedia, Inc.	113,576	745,059
New Media Investment Group, Inc.	93,626	883,829
Saga Communications, Inc., Class A	5,420	169,321
Scholastic Corp.	44,693	1,485,595
TechTarget, Inc.*	36,119	767,529
TEGNA, Inc.	346,029	5,242,339
Tribune Publishing Co.	25,609	204,104
WideOpenWest, Inc.*	46,495	337,554

		31,936,589

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	69,153	1,242,679
Gogo, Inc. (x)*	87,758	349,277
Shenandoah Telecommunications Co.	76,301	2,939,115
Spok Holdings, Inc.	26,462	397,988

		4,929,059

Total Communication Services		81,939,873

Consumer Discretionary (10.0%)
Auto Components (1.1%)
Adient plc	139,560	3,387,121
American Axle & Manufacturing Holdings, Inc.*	178,240	2,274,342
Cooper Tire & Rubber Co.	80,014	2,524,442
Cooper-Standard Holdings, Inc.*	27,823	1,274,850
Dana, Inc.	229,896	4,584,126
Dorman Products, Inc.*	42,890	3,737,435
Fox Factory Holding Corp.*	59,880	4,940,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Gentherm, Inc.*	54,710	$2,288,519
LCI Industries	38,832	3,494,880
Modine Manufacturing Co.*	77,773	1,112,932
Motorcar Parts of America, Inc. (x)*	29,872	639,559
Standard Motor Products, Inc.	33,509	1,519,298
Stoneridge, Inc.*	43,287	1,365,705
Tenneco, Inc., Class A	80,753	895,551
Tower International, Inc.	31,128	606,996
Visteon Corp.*	44,951	2,633,230

		37,279,685

Automobiles (0.1%)
Winnebago Industries, Inc.	48,853	1,888,168

Distributors (0.1%)
Core-Mark Holding Co., Inc.	72,091	2,863,454
Funko, Inc., Class A (x)*	27,040	654,909
Greenlane Holdings, Inc., Class A*	9,871	94,663
Weyco Group, Inc.	10,215	272,843

		3,885,869

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	89,864	4,048,373
American Public Education, Inc.*	25,905	766,270
Career Education Corp.*	109,719	2,092,341
Carriage Services, Inc.	28,550	542,735
Chegg, Inc.*	184,648	7,125,566
Collectors Universe, Inc.	12,746	272,000
Houghton Mifflin Harcourt Co.*	162,863	938,091
K12, Inc.*	61,360	1,865,958
Laureate Education, Inc., Class A*	148,841	2,338,292
OneSpaWorld Holdings Ltd.*	72,267	1,120,139
Regis Corp.*	46,165	766,339
Select Interior Concepts, Inc., Class A*	34,045	396,624
Sotheby’s*	50,563	2,939,227
Strategic Education, Inc.	33,939	6,041,142
Weight Watchers International, Inc.*	74,367	1,420,410

		32,673,507

Hotels, Restaurants & Leisure (2.5%)
BBX Capital Corp.	98,520	483,733
Biglari Holdings, Inc., Class B*	1,603	166,488
BJ’s Restaurants, Inc.	32,450	1,425,853
Bloomin’ Brands, Inc.	146,265	2,765,871
Bluegreen Vacations Corp. (x)	10,411	121,705
Boyd Gaming Corp.	128,030	3,449,128
Brinker International, Inc. (x)	59,470	2,340,144
Carrols Restaurant Group, Inc.*	52,491	473,994
Century Casinos, Inc.*	43,532	422,260
Cheesecake Factory, Inc. (The)	67,050	2,931,426
Churchill Downs, Inc.	55,933	6,436,210
Chuy’s Holdings, Inc.*	26,280	602,338
Cracker Barrel Old Country Store, Inc. (x)	30,644	5,231,850
Dave & Buster’s Entertainment, Inc. (x)	59,111	2,392,222
Del Frisco’s Restaurant Group, Inc. (x)*	54,302	432,244
Del Taco Restaurants, Inc.*	49,690	637,026
Denny’s Corp.*	95,835	1,967,492
Dine Brands Global, Inc. (x)	26,546	2,534,347
Drive Shack, Inc.*	94,062	441,151
El Pollo Loco Holdings, Inc. (x)*	34,033	362,792
Eldorado Resorts, Inc. (x)*	104,839	4,829,933
Empire Resorts, Inc. (x)*	6,727	64,579
Everi Holdings, Inc.*	107,619	1,283,895
Fiesta Restaurant Group, Inc.*	39,017	512,683
Golden Entertainment, Inc.*	28,524	399,336
Habit Restaurants, Inc. (The), Class A*	30,189	316,683
Inspired Entertainment, Inc.*	14,076	118,801
International Speedway Corp., Class A	37,293	1,674,083
J Alexander’s Holdings, Inc.*	18,500	207,755
Jack in the Box, Inc.	41,065	3,342,280
Lindblad Expeditions Holdings, Inc. (x)*	34,733	623,457
Marriott Vacations Worldwide Corp.	70,275	6,774,510
Monarch Casino & Resort, Inc.*	18,307	782,441
Nathan’s Famous, Inc.	4,192	327,479
Noodles & Co. (x)*	45,433	358,012
Papa John’s International, Inc. (x)	34,861	1,558,984
Penn National Gaming, Inc.*	176,737	3,403,955
PlayAGS, Inc.*	42,336	823,435
Potbelly Corp.*	34,555	175,885
RCI Hospitality Holdings, Inc.	13,509	236,543
Red Lion Hotels Corp.*	37,749	268,395
Red Robin Gourmet Burgers, Inc.*	19,910	608,649
Red Rock Resorts, Inc., Class A	111,103	2,386,492
Ruth’s Hospitality Group, Inc.	45,669	1,037,143
Scientific Games Corp., Class A*	87,218	1,728,661
SeaWorld Entertainment, Inc.*	86,215	2,672,665
Shake Shack, Inc., Class A*	44,869	3,239,542
Speedway Motorsports, Inc.	18,967	351,838
Target Hospitality Corp.*	52,547	478,178
Texas Roadhouse, Inc.	108,513	5,823,893
Twin River Worldwide Holdings, Inc.*	33,318	991,210
Wingstop, Inc.	46,701	4,424,920

		87,444,589

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	14,567	222,147
Beazer Homes USA, Inc.*	44,141	424,195
Cavco Industries, Inc.*	13,707	2,159,401
Century Communities, Inc.*	42,075	1,118,353

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Ethan Allen Interiors, Inc.	37,610	$792,067
Flexsteel Industries, Inc.	11,475	195,763
GoPro, Inc., Class A (x)*	194,756	1,063,368
Green Brick Partners, Inc.*	34,986	290,734
Hamilton Beach Brands Holding Co., Class A (x)	10,587	201,682
Helen of Troy Ltd.*	39,965	5,219,029
Hooker Furniture Corp.	18,046	372,108
Installed Building Products, Inc.*	36,044	2,134,526
iRobot Corp. (x)*	43,673	4,002,194
KB Home	134,898	3,470,925
La-Z-Boy, Inc.	70,653	2,166,221
Legacy Housing Corp.*	6,329	78,796
LGI Homes, Inc. (x)*	31,878	2,277,045
Lifetime Brands, Inc.	20,238	191,451
Lovesac Co. (The)*	8,566	266,146
M.D.C. Holdings, Inc.	78,988	2,589,227
M/I Homes, Inc.*	42,498	1,212,893
Meritage Homes Corp.*	57,770	2,965,912
Purple Innovation, Inc. (x)*	8,329	56,221
Skyline Champion Corp.*	80,107	2,193,330
Sonos, Inc.*	110,989	1,258,615
Taylor Morrison Home Corp., Class A*	177,833	3,727,380
TopBuild Corp.*	54,224	4,487,578
TRI Pointe Group, Inc.*	224,944	2,692,580
Tupperware Brands Corp.	76,560	1,456,937
Universal Electronics, Inc.*	21,435	879,264
William Lyon Homes, Class A*	50,565	921,800
ZAGG, Inc. (x)*	41,543	289,139

		51,377,027

Internet & Direct Marketing Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	42,641	805,062
Duluth Holdings, Inc., Class B (x)*	14,188	192,815
Gaia, Inc. (x)*	16,882	127,966
Groupon, Inc.*	718,903	2,573,673
Lands’ End, Inc. (x)*	16,031	195,899
Leaf Group Ltd.*	24,282	179,930
Liberty Expedia Holdings, Inc., Class A*	86,734	4,145,018
Liquidity Services, Inc.*	40,657	247,601
Overstock.com, Inc. (x)*	42,783	581,849
PetMed Express, Inc. (x)	30,775	482,244
Quotient Technology, Inc.*	126,033	1,353,594
Rubicon Project, Inc. (The)*	76,260	485,014
Shutterfly, Inc.*	54,544	2,757,199
Shutterstock, Inc.	29,818	1,168,567
Stamps.com, Inc.*	26,601	1,204,227
Stitch Fix, Inc., Class A*	66,733	2,134,789
Waitr Holdings, Inc.*	83,470	525,026

		19,160,473

Leisure Products (0.3%)
Acushnet Holdings Corp.	55,994	1,470,402
American Outdoor Brands Corp.*	86,594	780,212
Callaway Golf Co.	148,747	2,552,499
Clarus Corp.	33,597	485,141
Escalade, Inc.	17,176	197,009
Johnson Outdoors, Inc., Class A	7,877	587,388
Malibu Boats, Inc., Class A*	32,187	1,250,465
Marine Products Corp.	12,209	188,507
MasterCraft Boat Holdings, Inc.*	28,077	550,028
Sturm Ruger & Co., Inc.	26,610	1,449,713
Vista Outdoor, Inc.*	91,717	814,447
YETI Holdings, Inc. (x)*	49,191	1,424,079

		11,749,890

Multiline Retail (0.1%)
Big Lots, Inc.	63,058	1,804,089
Dillard’s, Inc., Class A (x)	16,664	1,037,834
JC Penney Co., Inc. (x)*	506,265	577,142

		3,419,065

Specialty Retail (2.1%)
Aaron’s, Inc.	107,533	6,603,602
Abercrombie & Fitch Co., Class A	105,876	1,698,251
American Eagle Outfitters, Inc.	257,528	4,352,223
America’s Car-Mart, Inc.*	9,933	855,033
Asbury Automotive Group, Inc.*	30,461	2,569,081
Ascena Retail Group, Inc. (x)*	280,352	171,015
At Home Group, Inc.*	70,479	469,390
Barnes & Noble Education, Inc.*	58,311	195,925
Barnes & Noble, Inc.	92,338	617,741
Bed Bath & Beyond, Inc. (x)	201,392	2,340,175
Boot Barn Holdings, Inc.*	44,038	1,569,514
Buckle, Inc. (The) (x)	46,605	806,733
Caleres, Inc.	66,088	1,316,473
Camping World Holdings, Inc., Class A (x)	49,872	619,410
Cato Corp. (The), Class A	34,185	421,159
Chico’s FAS, Inc.	195,257	658,016
Children’s Place, Inc. (The) (x)	24,448	2,331,850
Citi Trends, Inc.	17,765	259,724
Conn’s, Inc.*	30,851	549,765
Container Store Group, Inc. (The)*	21,378	156,487
Designer Brands, Inc., Class A	104,387	2,001,099
Express, Inc.*	94,584	258,214
GameStop Corp., Class A (x)	161,996	886,118
Genesco, Inc.*	30,937	1,308,326
GNC Holdings, Inc., Class A (x)*	124,457	186,685
Group 1 Automotive, Inc.	28,983	2,373,418
Guess?, Inc.	90,419	1,460,267
Haverty Furniture Cos., Inc.	27,808	473,570
Hibbett Sports, Inc.*	29,185	531,167
Hudson Ltd., Class A*	62,186	857,545
J. Jill, Inc. (x)	25,001	49,752
Lithia Motors, Inc., Class A	35,225	4,184,026
Lumber Liquidators Holdings, Inc. (x)*	42,712	493,324
MarineMax, Inc.*	33,651	553,222
Michaels Cos., Inc. (The)*	135,966	1,182,904
Monro, Inc.	51,955	4,431,761

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Murphy USA, Inc.*	48,520	$4,077,136
National Vision Holdings, Inc.*	109,518	3,365,488
Office Depot, Inc.	864,958	1,781,813
Party City Holdco, Inc. (x)*	88,725	650,354
Rent-A-Center, Inc.*	77,515	2,064,224
RH (x)*	29,203	3,375,867
RTW RetailWinds, Inc.*	42,902	72,933
Sally Beauty Holdings, Inc.*	192,059	2,562,067
Shoe Carnival, Inc. (x)	16,728	461,693
Signet Jewelers Ltd.	81,535	1,457,846
Sleep Number Corp.*	49,346	1,993,085
Sonic Automotive, Inc., Class A	38,828	906,634
Sportsman’s Warehouse Holdings, Inc.*	67,522	255,233
Tailored Brands, Inc. (x)	78,196	451,191
Tile Shop Holdings, Inc.	68,037	272,148
Tilly’s, Inc., Class A	32,204	245,717
Winmark Corp.	3,720	644,118
Zumiez, Inc.*	31,756	828,832

		75,259,344

Textiles, Apparel & Luxury Goods (0.8%)
Centric Brands, Inc.*	26,262	107,937
Crocs, Inc.*	100,325	1,981,419
Culp, Inc.	17,519	332,861
Deckers Outdoor Corp.*	46,560	8,193,163
Delta Apparel, Inc.*	9,830	227,859
Fossil Group, Inc. (x)*	72,760	836,740
G-III Apparel Group Ltd.*	71,959	2,117,034
Kontoor Brands, Inc.*	70,396	1,972,496
Movado Group, Inc.	24,700	666,900
Oxford Industries, Inc.	26,281	1,992,100
Rocky Brands, Inc.	10,271	280,193
Steven Madden Ltd.	135,176	4,589,225
Superior Group of Cos., Inc.	16,945	290,268
Unifi, Inc.*	25,214	458,138
Vera Bradley, Inc.*	34,379	412,548
Vince Holding Corp.*	4,907	68,452
Wolverine World Wide, Inc.	141,279	3,890,824

		28,418,157

Total Consumer Discretionary		352,555,774

Consumer Staples (2.5%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	13,296	5,022,697
Celsius Holdings, Inc.*	33,571	149,055
Coca-Cola Consolidated, Inc.	7,380	2,208,465
Craft Brew Alliance, Inc.*	20,172	282,206
MGP Ingredients, Inc. (x)	20,764	1,376,861
National Beverage Corp. (x)	18,470	824,316
New Age Beverages Corp.*	115,104	536,385
Primo Water Corp.*	52,996	651,851

		11,051,836

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	50,098	1,364,669
BJ’s Wholesale Club Holdings, Inc.*	180,372	4,761,821
Chefs’ Warehouse, Inc. (The)*	38,420	1,347,389
HF Foods Group, Inc.*	11,969	416,641
Ingles Markets, Inc., Class A	22,769	708,799
Natural Grocers by Vitamin Cottage, Inc.*	15,268	153,443
Performance Food Group Co.*	163,812	6,557,394
PriceSmart, Inc.	35,756	1,827,847
Rite Aid Corp. (x)*	82,573	661,410
SpartanNash Co.	56,068	654,314
United Natural Foods, Inc.*	80,570	722,713
Village Super Market, Inc., Class A	12,902	342,032
Weis Markets, Inc.	14,987	545,677

		20,064,149

Food Products (1.0%)
Alico, Inc.	4,941	149,910
B&G Foods, Inc. (x)	103,003	2,142,462
Bridgford Foods Corp.*	2,755	81,989
Calavo Growers, Inc. (x)	25,791	2,495,021
Cal-Maine Foods, Inc.	48,976	2,043,279
Darling Ingredients, Inc.*	261,362	5,198,490
Dean Foods Co. (x)	143,223	132,310
Farmer Brothers Co.*	16,064	262,968
Fresh Del Monte Produce, Inc.	47,779	1,287,644
Freshpet, Inc.*	49,404	2,248,376
Hostess Brands, Inc.*	159,378	2,301,418
J&J Snack Foods Corp.	24,062	3,872,779
John B Sanfilippo & Son, Inc.	13,881	1,106,177
Lancaster Colony Corp.	30,084	4,470,482
Landec Corp.*	38,893	364,427
Limoneira Co.	24,085	480,255
Sanderson Farms, Inc.	31,660	4,323,490
Seneca Foods Corp., Class A*	10,342	287,818
Simply Good Foods Co. (The)*	112,875	2,718,030
Tootsie Roll Industries, Inc. (x)	26,381	974,250

		36,941,575

Household Products (0.2%)
Central Garden & Pet Co. (x)*	16,306	439,447
Central Garden & Pet Co., Class A*	67,639	1,666,625
Oil-Dri Corp. of America	7,361	250,568
WD-40 Co.	21,868	3,477,887

		5,834,527

Personal Products (0.3%)
Edgewell Personal Care Co.*	86,029	2,318,481
elf Beauty, Inc.*	41,752	588,703
Inter Parfums, Inc.	27,318	1,816,374
Lifevantage Corp.*	22,236	288,623
Medifast, Inc.	18,064	2,317,611
Nature’s Sunshine Products, Inc.*	13,382	124,319
Revlon, Inc., Class A (x)*	12,560	242,785
USANA Health Sciences, Inc.*	21,516	1,709,016
Youngevity International, Inc.*	13,134	74,864

		9,480,776

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	175,480	366,753
Pyxus International, Inc. (x)*	12,619	191,809
Turning Point Brands, Inc.	13,168	644,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Corp.	39,062	$2,373,798
Vector Group Ltd. (x)	168,176	1,639,716

		5,217,044

Total Consumer Staples		88,589,907

Energy (3.7%)
Energy Equipment & Services (1.3%)
Archrock, Inc.	205,049	2,173,519
C&J Energy Services, Inc.*	104,706	1,233,437
Cactus, Inc., Class A*	74,927	2,481,582
Covia Holdings Corp. (x)*	66,193	129,738
Diamond Offshore Drilling, Inc. (x)*	102,268	907,117
DMC Global, Inc.	22,626	1,433,357
Dril-Quip, Inc.*	57,591	2,764,368
Era Group, Inc.*	32,469	270,791
Exterran Corp.*	50,871	723,386
Forum Energy Technologies, Inc.*	131,678	450,339
Frank’s International NV*	169,645	926,262
FTS International, Inc.*	50,962	284,368
Geospace Technologies Corp.*	21,051	318,081
Helix Energy Solutions Group, Inc.*	225,819	1,948,818
Independence Contract Drilling, Inc.*	83,596	132,082
Keane Group, Inc.*	81,445	547,310
KLX Energy Services Holdings, Inc.*	33,124	676,723
Liberty Oilfield Services, Inc., Class A (x)	69,536	1,125,093
Mammoth Energy Services, Inc.	21,231	146,069
Matrix Service Co.*	40,946	829,566
McDermott International, Inc.*	288,780	2,789,615
Nabors Industries Ltd.	561,147	1,627,326
National Energy Services Reunited Corp.*	37,747	328,399
Natural Gas Services Group, Inc.*	19,546	322,509
NCS Multistage Holdings, Inc.*	16,518	58,639
Newpark Resources, Inc.*	140,331	1,041,256
Nine Energy Service, Inc. (x)*	25,290	438,276
Noble Corp. plc*	386,295	722,372
Oceaneering International, Inc.*	157,661	3,214,708
Oil States International, Inc.*	95,338	1,744,685
Pacific Drilling SA*	47,499	598,487
Parker Drilling Co.*	14,836	300,874
ProPetro Holding Corp.*	127,179	2,632,605
RigNet, Inc.*	22,152	223,292
RPC, Inc.	92,421	666,355
SEACOR Holdings, Inc.*	27,682	1,315,172
SEACOR Marine Holdings, Inc.*	30,658	458,644
Seadrill Ltd.*	93,281	388,049
Select Energy Services, Inc., Class A*	94,291	1,094,719
Smart Sand, Inc. (x)*	32,212	78,597
Solaris Oilfield Infrastructure, Inc., Class A	48,886	732,312
Superior Energy Services, Inc.*	241,340	313,742
TETRA Technologies, Inc.*	183,428	298,988
Tidewater, Inc.*	59,991	1,408,589
US Silica Holdings, Inc. (x)	122,961	1,572,671
US Well Services, Inc.*	31,934	153,922

		44,026,809

Oil, Gas & Consumable Fuels (2.4%)
Abraxas Petroleum Corp.*	245,161	252,516
Altus Midstream Co.*	80,160	298,195
Arch Coal, Inc., Class A (x)	26,812	2,525,959
Ardmore Shipping Corp.*	50,154	408,755
Berry Petroleum Corp.	100,821	1,068,703
Bonanza Creek Energy, Inc.*	29,821	622,662
Brigham Minerals, Inc., Class A*	25,602	549,419
California Resources Corp. (x)*	76,922	1,513,825
Callon Petroleum Co.*	364,119	2,399,544
Carrizo Oil & Gas, Inc. (x)*	141,440	1,417,229
Chaparral Energy, Inc., Class A*	49,430	232,815
Clean Energy Fuels Corp.*	217,033	579,478
CNX Resources Corp.*	309,194	2,260,208
Comstock Resources, Inc.*	23,968	133,502
CONSOL Energy, Inc.*	43,765	1,164,587
Contura Energy, Inc.*	30,226	1,568,729
CVR Energy, Inc.	47,083	2,353,679
Delek US Holdings, Inc.	124,565	5,047,374
Denbury Resources, Inc. (x)*	721,733	894,949
DHT Holdings, Inc.	140,293	829,132
Diamond S Shipping, Inc.*	34,963	446,477
Dorian LPG Ltd.*	41,377	373,221
Earthstone Energy, Inc., Class A (x)*	32,766	200,528
Energy Fuels, Inc. (x)*	141,055	441,502
Evolution Petroleum Corp.	41,987	300,207
Extraction Oil & Gas, Inc.*	159,259	689,591
Falcon Minerals Corp.	61,395	515,718
GasLog Ltd.	63,957	920,981
Golar LNG Ltd.	150,781	2,786,433
Goodrich Petroleum Corp.*	13,649	177,300
Green Plains, Inc.	62,109	669,535
Gulfport Energy Corp. (x)*	262,305	1,287,918
Hallador Energy Co.	32,347	182,114
HighPoint Resources Corp. (x)*	164,384	299,179
International Seaways, Inc.*	40,124	762,356
Isramco, Inc. (x)*	1,124	133,194
Jagged Peak Energy, Inc. (x)*	100,794	833,566
Laredo Petroleum, Inc.*	287,111	832,622
Magnolia Oil & Gas Corp., Class A*	160,810	1,862,180
Matador Resources Co.*	176,711	3,513,015
Midstates Petroleum Co., Inc. (x)*	23,446	138,097
Montage Resources Corp.*	34,040	207,644
NACCO Industries, Inc., Class A	6,344	329,507
NextDecade Corp. (x)*	18,187	114,942
Nordic American Tankers Ltd. (x)	222,064	519,630
Northern Oil and Gas, Inc. (x)*	444,499	857,883
Oasis Petroleum, Inc.*	508,210	2,886,633

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Overseas Shipholding Group, Inc., Class A*	94,592	$177,833
Panhandle Oil and Gas, Inc., Class A	24,676	321,775
Par Pacific Holdings, Inc.*	54,751	1,123,491
PDC Energy, Inc. (x)*	105,768	3,813,994
Peabody Energy Corp.	119,535	2,880,793
Penn Virginia Corp.*	21,566	661,645
PrimeEnergy Resources Corp.*	827	110,098
QEP Resources, Inc.*	380,758	2,752,880
Renewable Energy Group, Inc.*	57,953	919,135
REX American Resources Corp.*	8,854	645,457
Ring Energy, Inc.*	95,824	311,428
Roan Resources, Inc.*	56,764	98,769
Rosehill Resources, Inc.*	16,603	61,431
SandRidge Energy, Inc.*	47,458	328,409
Scorpio Tankers, Inc.	68,098	2,010,253
SemGroup Corp., Class A	124,227	1,490,724
Ship Finance International Ltd. (x)	127,416	1,593,974
SilverBow Resources, Inc.*	10,981	152,087
SM Energy Co.	178,320	2,232,566
Southwestern Energy Co.*	898,797	2,840,199
SRC Energy, Inc.*	379,851	1,884,061
Talos Energy, Inc.*	31,277	752,212
Teekay Corp.	104,091	358,073
Teekay Tankers Ltd., Class A*	319,746	409,275
Tellurian, Inc. (x)*	150,257	1,179,517
Ultra Petroleum Corp.*	24,362	4,385
Unit Corp.*	82,198	730,740
Uranium Energy Corp. (x)*	273,459	374,639
W&T Offshore, Inc.*	149,816	743,087
Whiting Petroleum Corp.*	144,785	2,704,584
World Fuel Services Corp.	105,601	3,797,412

		85,868,159

Total Energy		129,894,968

Financials (16.1%)
Banks (8.8%)
1st Constitution Bancorp	11,932	220,384
1st Source Corp.	24,637	1,143,156
ACNB Corp.	11,425	452,087
Allegiance Bancshares, Inc.*	30,974	1,032,673
Amalgamated Bank, Class A	22,046	384,703
Amerant Bancorp, Inc.*	30,785	606,772
American National Bankshares, Inc.	16,338	633,097
Ameris Bancorp	75,070	2,941,993
Ames National Corp.	14,123	382,733
Arrow Financial Corp.	20,349	706,721
Atlantic Capital Bancshares, Inc.*	37,519	642,325
Atlantic Union Bankshares Corp.	129,344	4,569,724
Banc of California, Inc.	72,097	1,007,195
BancFirst Corp.	29,632	1,649,317
Bancorp, Inc. (The)*	80,177	715,179
BancorpSouth Bank	152,318	4,423,315
Bank First National Corp.	9,193	633,949
Bank of Commerce Holdings	27,576	294,787
Bank of Marin Bancorp	21,957	900,676
Bank of NT Butterfield & Son Ltd. (The)	87,069	2,956,863
Bank of Princeton (The)	8,936	268,080
BankFinancial Corp.	22,181	310,312
Bankwell Financial Group, Inc.	10,965	314,695
Banner Corp.	52,975	2,868,596
Bar Harbor Bankshares	25,459	676,955
Baycom Corp.*	16,499	361,328
BCB Bancorp, Inc.	21,700	300,545
Berkshire Hills Bancorp, Inc.	73,600	2,310,304
Boston Private Financial Holdings, Inc.	126,976	1,532,600
Bridge Bancorp, Inc.	25,945	764,340
Brookline Bancorp, Inc.	120,177	1,848,322
Bryn Mawr Bank Corp.	31,655	1,181,365
Business First Bancshares, Inc.	19,858	505,386
Byline Bancorp, Inc.*	37,073	708,836
C&F Financial Corp.	5,489	299,754
Cadence Bancorp	199,841	4,156,693
Cambridge Bancorp (x)	6,827	556,400
Camden National Corp.	24,407	1,119,549
Capital Bancorp, Inc.*	12,993	159,814
Capital City Bank Group, Inc.	21,375	531,169
Capstar Financial Holdings, Inc.	23,234	351,995
Carolina Financial Corp.	33,319	1,169,164
Carter Bank & Trust*	36,037	711,731
Cathay General Bancorp	122,047	4,382,708
CBTX, Inc.	29,599	832,916
CenterState Bank Corp.	200,318	4,613,324
Central Pacific Financial Corp.	41,640	1,247,534
Central Valley Community Bancorp	18,592	399,170
Century Bancorp, Inc., Class A	4,464	392,386
Chemical Financial Corp.	113,958	4,684,813
Chemung Financial Corp.	5,650	273,121
Citizens & Northern Corp.	19,085	502,508
City Holding Co.	25,593	1,951,722
Civista Bancshares, Inc.	24,407	547,937
CNB Financial Corp.	23,725	669,994
Coastal Financial Corp.*	12,170	188,270
Codorus Valley Bancorp, Inc.	14,587	335,501
Colony Bankcorp, Inc.	11,819	200,332
Columbia Banking System, Inc.	117,035	4,234,326
Community Bank System, Inc.	79,457	5,231,449
Community Bankers Trust Corp.	33,897	287,108
Community Financial Corp. (The)	7,786	262,622
Community Trust Bancorp, Inc.	24,613	1,040,884
ConnectOne Bancorp, Inc.	52,709	1,194,386
Customers Bancorp, Inc.*	45,124	947,604
CVB Financial Corp.	212,502	4,468,917
DNB Financial Corp.	5,252	233,556
Eagle Bancorp, Inc.	53,577	2,900,123
Enterprise Bancorp, Inc.	15,843	502,382
Enterprise Financial Services Corp.	39,204	1,630,886
Equity Bancshares, Inc., Class A*	24,045	641,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Esquire Financial Holdings, Inc.*	10,159	$255,499
Evans Bancorp, Inc.	7,512	283,428
Farmers & Merchants Bancorp, Inc. (x)	16,043	467,172
Farmers National Banc Corp.	40,750	604,322
FB Financial Corp.	27,079	991,091
Fidelity D&D Bancorp, Inc. (x)	4,445	298,704
Fidelity Southern Corp.	32,432	1,004,419
Financial Institutions, Inc.	24,624	717,790
First Bancorp (Nasdaq Stock Exchange)	46,630	1,698,265
First Bancorp (Quotrix Stock Exchange)	341,626	3,771,551
First Bancorp, Inc.	16,306	437,816
First Bancshares, Inc. (The)	26,387	800,582
First Bank	26,668	313,082
First Busey Corp.	82,595	2,181,334
First Business Financial Services, Inc.	13,307	312,714
First Capital, Inc.	5,156	260,584
First Choice Bancorp	16,051	365,000
First Commonwealth Financial Corp.	153,437	2,066,796
First Community Bankshares, Inc.	24,919	841,265
First Financial Bancorp	154,897	3,751,605
First Financial Bankshares, Inc.	207,042	6,374,823
First Financial Corp.	18,991	762,679
First Financial Northwest, Inc.	12,612	178,460
First Foundation, Inc.	62,212	836,129
First Guaranty Bancshares, Inc.	7,456	155,458
First Internet Bancorp	16,543	356,336
First Interstate BancSystem, Inc., Class A	59,615	2,361,350
First Merchants Corp.	79,059	2,996,336
First Mid Bancshares, Inc.	23,154	808,538
First Midwest Bancorp, Inc.	162,487	3,326,109
First Northwest Bancorp	15,710	255,287
First of Long Island Corp. (The)	39,637	795,911
Flushing Financial Corp.	43,017	954,977
FNCB Bancorp, Inc.	27,221	210,691
Franklin Financial Network, Inc.	20,866	581,327
Franklin Financial Services Corp.	6,668	254,184
Fulton Financial Corp.	262,654	4,299,646
FVCBankcorp, Inc. (x)*	19,308	374,961
German American Bancorp, Inc.	36,943	1,112,723
Glacier Bancorp, Inc.	131,426	5,329,324
Great Southern Bancorp, Inc.	17,621	1,054,617
Great Western Bancorp, Inc.	88,677	3,167,542
Guaranty Bancshares, Inc.	13,099	408,034
Hancock Whitney Corp.	136,189	5,455,731
Hanmi Financial Corp.	46,513	1,035,845
HarborOne Bancorp, Inc.*	23,237	435,229
Hawthorn Bancshares, Inc.	9,002	241,254
Heartland Financial USA, Inc.	52,184	2,334,190
Heritage Commerce Corp.	66,447	813,976
Heritage Financial Corp.	58,319	1,722,743
Hilltop Holdings, Inc.	115,387	2,454,281
Home BancShares, Inc.	246,956	4,756,373
HomeTrust Bancshares, Inc.	25,635	644,464
Hope Bancorp, Inc.	191,956	2,645,154
Horizon Bancorp, Inc.	60,060	981,380
Howard Bancorp, Inc.*	20,502	311,015
IBERIABANK Corp.	85,848	6,511,571
Independent Bank Corp./MA	52,848	4,024,375
Independent Bank Corp./MI	35,922	782,740
Independent Bank Group, Inc.	57,689	3,170,587
International Bancshares Corp.	88,525	3,338,278
Investar Holding Corp.	14,807	353,147
Investors Bancorp, Inc.	366,976	4,091,782
Lakeland Bancorp, Inc.	77,549	1,252,416
Lakeland Financial Corp.	39,212	1,836,298
LCNB Corp.	19,857	377,283
LegacyTexas Financial Group, Inc.	76,613	3,118,915
Level One Bancorp, Inc.	8,188	204,618
Live Oak Bancshares, Inc. (x)	40,526	695,021
Macatawa Bank Corp.	41,386	424,620
Mackinac Financial Corp.	14,669	231,770
MainStreet Bancshares, Inc.*	11,298	257,481
Malvern Bancorp, Inc.*	13,817	304,112
MBT Financial Corp.	29,333	293,917
Mercantile Bank Corp.	25,480	830,138
Metropolitan Bank Holding Corp.*	11,163	491,172
Mid Penn Bancorp, Inc.	10,969	273,677
Midland States Bancorp, Inc.	34,472	921,092
MidSouth Bancorp, Inc.	25,041	296,736
MidWestOne Financial Group, Inc.	18,886	528,053
MutualFirst Financial, Inc.	9,418	320,589
MVB Financial Corp.	15,015	254,654
National Bank Holdings Corp., Class A	46,943	1,704,031
National Bankshares, Inc.	10,390	404,483
NBT Bancorp, Inc.	67,938	2,548,354
Nicolet Bankshares, Inc.*	13,041	809,324
Northeast Bank	11,923	328,836
Northrim Bancorp, Inc.	10,833	386,305
Norwood Financial Corp. (x)	9,920	345,315
Oak Valley Bancorp (x)	11,068	216,379
OFG Bancorp	80,484	1,913,105
Ohio Valley Banc Corp.	6,589	254,138
Old Line Bancshares, Inc.	25,435	676,825
Old National Bancorp	275,335	4,567,808
Old Second Bancorp, Inc.	46,150	589,336
Opus Bank	34,832	735,304
Origin Bancorp, Inc. (x)	30,756	1,014,948
Orrstown Financial Services, Inc.	16,296	358,349
Pacific City Financial Corp.	19,699	335,671
Pacific Mercantile Bancorp*	30,950	255,338
Pacific Premier Bancorp, Inc.	97,717	3,017,501
Park National Corp.	21,563	2,143,147
Parke Bancorp, Inc.	14,327	343,132
Peapack Gladstone Financial Corp.	30,088	846,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Penns Woods Bancorp, Inc.	7,140	$323,085
Peoples Bancorp of North Carolina, Inc.	7,325	220,116
Peoples Bancorp, Inc.	28,661	924,604
Peoples Financial Services Corp.	11,316	509,107
People’s Utah Bancorp	25,170	739,998
Preferred Bank	22,338	1,055,471
Premier Financial Bancorp, Inc.	20,748	311,220
QCR Holdings, Inc.	23,480	818,748
RBB Bancorp	25,830	499,552
Red River Bancshares, Inc.*	1,108	53,683
Reliant Bancorp, Inc.	17,159	405,467
Renasant Corp.	90,713	3,260,225
Republic Bancorp, Inc., Class A	15,421	767,195
Republic First Bancorp, Inc.*	72,334	355,160
S&T Bancorp, Inc.	54,146	2,029,392
Sandy Spring Bancorp, Inc.	55,960	1,951,885
SB One Bancorp	13,025	291,109
Seacoast Banking Corp. of Florida*	80,338	2,043,799
Select Bancorp, Inc.*	26,035	297,840
ServisFirst Bancshares, Inc.	75,703	2,593,585
Shore Bancshares, Inc.	20,226	330,493
Sierra Bancorp	23,522	637,917
Simmons First National Corp., Class A	144,480	3,360,605
SmartFinancial, Inc.*	20,252	439,266
South Plains Financial, Inc.*	5,426	89,529
South State Corp.	55,823	4,112,480
Southern First Bancshares, Inc.*	11,499	450,301
Southern National Bancorp of Virginia, Inc.	31,365	480,198
Southside Bancshares, Inc.	51,023	1,652,125
Spirit of Texas Bancshares, Inc.*	18,693	420,593
Stock Yards Bancorp, Inc.	32,497	1,174,767
Summit Financial Group, Inc.	17,603	472,641
Tompkins Financial Corp.	23,456	1,914,010
Towne Bank	106,067	2,893,508
TriCo Bancshares	42,587	1,609,789
TriState Capital Holdings, Inc.*	39,396	840,711
Triumph Bancorp, Inc.*	39,182	1,138,237
Trustmark Corp.	102,381	3,404,168
UMB Financial Corp.	70,532	4,642,416
Union Bankshares, Inc. (x)	6,156	227,834
United Bankshares, Inc.	155,315	5,760,633
United Community Banks, Inc.	116,461	3,326,126
United Security Bancshares	20,902	238,074
Unity Bancorp, Inc.	12,225	277,508
Univest Financial Corp.	45,773	1,201,999
Valley National Bancorp	516,607	5,569,023
Veritex Holdings, Inc.	83,692	2,171,807
Washington Trust Bancorp, Inc.	24,180	1,261,712
WesBanco, Inc.	84,083	3,241,400
West Bancorporation, Inc.	25,449	540,028
Westamerica Bancorp	41,485	2,555,891

		311,178,973

Capital Markets (1.3%)
Ares Management Corp.	102,462	2,681,431
Artisan Partners Asset Management, Inc., Class A	79,634	2,191,528
Associated Capital Group, Inc., Class A	3,173	118,670
B. Riley Financial, Inc.	32,926	686,836
Blucora, Inc.*	76,529	2,324,186
BrightSphere Investment Group plc	126,340	1,441,539
Cohen & Steers, Inc.	36,248	1,864,597
Cowen, Inc., Class A (x)*	45,791	787,147
Diamond Hill Investment Group, Inc.	5,267	746,439
Donnelley Financial Solutions, Inc.*	52,862	705,179
Federated Investors, Inc., Class B	153,455	4,987,288
Focus Financial Partners, Inc., Class A*	48,219	1,316,861
GAIN Capital Holdings, Inc. (x)	40,487	167,211
GAMCO Investors, Inc., Class A	8,354	160,146
Greenhill & Co., Inc.	29,090	395,333
Hamilton Lane, Inc., Class A	34,679	1,978,784
Houlihan Lokey, Inc.	53,570	2,385,472
INTL. FCStone, Inc.*	25,375	1,004,596
Ladenburg Thalmann Financial Services, Inc.	189,024	648,352
Moelis & Co., Class A	75,564	2,640,962
Och-Ziff Capital Management Group, Inc., Class A	26,806	615,466
Oppenheimer Holdings, Inc., Class A	15,388	418,861
Piper Jaffray Cos.	22,499	1,671,001
PJT Partners, Inc., Class A	36,944	1,496,971
Pzena Investment Management, Inc., Class A	28,101	241,388
Safeguard Scientifics, Inc. (x)*	29,978	361,834
Siebert Financial Corp. (x)*	12,071	108,639
Silvercrest Asset Management Group, Inc., Class A	13,591	190,682
Stifel Financial Corp.	106,212	6,272,881
Value Line, Inc.	1,697	46,684
Virtus Investment Partners, Inc.	10,590	1,137,366
Waddell & Reed Financial, Inc., Class A	117,995	1,966,977
Westwood Holdings Group, Inc.	13,005	457,776
WisdomTree Investments, Inc. (x)	212,102	1,308,669

		45,527,752

Consumer Finance (0.6%)
Curo Group Holdings Corp. (x)*	27,687	305,941
Elevate Credit, Inc.*	35,098	144,604
Encore Capital Group, Inc. (x)*	49,170	1,665,388
Enova International, Inc.*	52,438	1,208,696
EZCORP, Inc., Class A (x)*	80,923	766,341

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
FirstCash, Inc.	67,426	$6,743,948
Green Dot Corp., Class A*	78,964	3,861,340
LendingClub Corp.*	523,487	1,717,037
Medallion Financial Corp.*	32,832	221,288
Nelnet, Inc., Class A	28,485	1,686,882
PRA Group, Inc.*	71,627	2,015,584
Regional Management Corp.*	15,789	416,356
World Acceptance Corp.*	10,596	1,738,909

		22,492,314

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	49,101	1,022,774
Cannae Holdings, Inc.*	107,561	3,117,118
FGL Holdings	232,032	1,949,069
GWG Holdings, Inc.	2,894	20,663
Marlin Business Services Corp.	14,035	349,892
On Deck Capital, Inc.*	105,784	439,004

		6,898,520

Insurance (2.1%)
Ambac Financial Group, Inc.*	71,913	1,211,734
American Equity Investment Life Holding Co.	141,839	3,852,347
AMERISAFE, Inc.	29,114	1,856,600
Argo Group International Holdings Ltd.	51,964	3,847,934
Citizens, Inc. (x)*	81,672	596,206
CNO Financial Group, Inc.	254,856	4,250,998
Crawford & Co., Class A	26,321	277,160
Crawford & Co., Class B	3,015	28,070
Donegal Group, Inc., Class A	16,431	250,901
eHealth, Inc.*	35,561	3,061,802
EMC Insurance Group, Inc.	15,386	554,358
Employers Holdings, Inc.	47,808	2,020,844
Enstar Group Ltd.*	18,381	3,203,441
FBL Financial Group, Inc., Class A	15,409	983,094
FedNat Holding Co.	19,968	284,943
Genworth Financial, Inc., Class A*	805,518	2,988,472
Global Indemnity Ltd.	13,210	408,982
Goosehead Insurance, Inc., Class A (x)	17,796	850,649
Greenlight Capital Re Ltd., Class A (x)*	46,409	394,012
Hallmark Financial Services, Inc.*	20,788	295,813
HCI Group, Inc.	12,252	495,838
Health Insurance Innovations, Inc., Class A (x)*	18,897	489,810
Heritage Insurance Holdings, Inc.	42,394	653,292
Horace Mann Educators Corp.	62,399	2,514,056
Independence Holding Co.	7,904	306,043
Investors Title Co.	2,328	388,776
James River Group Holdings Ltd.	42,723	2,003,709
Kinsale Capital Group, Inc.	31,299	2,863,233
MBIA, Inc.*	135,366	1,260,258
National General Holdings Corp.	107,857	2,474,240
National Western Life Group, Inc., Class A	3,631	933,167
NI Holdings, Inc.*	15,460	272,251
Palomar Holdings, Inc.*	9,029	217,057
ProAssurance Corp.	82,367	2,974,272
Protective Insurance Corp., Class B	14,949	259,664
RLI Corp.	63,570	5,448,585
Safety Insurance Group, Inc.	23,500	2,235,555
Selective Insurance Group, Inc.	92,684	6,941,105
State Auto Financial Corp.	27,390	958,650
Stewart Information Services Corp.	36,521	1,478,735
Third Point Reinsurance Ltd.*	117,613	1,213,766
Tiptree, Inc.	39,574	249,316
Trupanion, Inc. (x)*	45,242	1,634,593
United Fire Group, Inc.	33,703	1,633,247
United Insurance Holdings Corp.	33,755	481,346
Universal Insurance Holdings, Inc.	49,348	1,376,809
Watford Holdings Ltd.*	32,209	883,171

		73,858,904

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AG Mortgage Investment Trust, Inc. (REIT)	51,786	823,397
Anworth Mortgage Asset Corp. (REIT)	155,407	588,993
Apollo Commercial Real Estate Finance, Inc. (REIT)	241,982	4,450,049
Ares Commercial Real Estate Corp. (REIT)	42,948	638,207
Arlington Asset Investment Corp. (REIT), Class A (x)	57,419	395,043
ARMOUR Residential REIT, Inc. (REIT)	94,724	1,765,655
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	200,873	7,147,061
Capstead Mortgage Corp. (REIT)	134,608	1,123,977
Cherry Hill Mortgage Investment Corp. (REIT)	26,298	420,768
Colony Credit Real Estate, Inc. (REIT)	131,857	2,043,783
Dynex Capital, Inc. (REIT)	38,142	638,879
Ellington Financial, Inc. (REIT)	42,924	771,344
Exantas Capital Corp. (REIT)	48,532	548,897
Granite Point Mortgage Trust, Inc. (REIT)	84,538	1,622,284
Great Ajax Corp. (REIT)	25,848	361,872
Invesco Mortgage Capital, Inc. (REIT)	205,878	3,318,753
KKR Real Estate Finance Trust, Inc. (REIT)	40,185	800,485
Ladder Capital Corp. (REIT)	163,834	2,721,283
New York Mortgage Trust, Inc. (REIT)	331,784	2,057,061

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Orchid Island Capital, Inc. (REIT) (x)	82,442	$524,331
PennyMac Mortgage Investment Trust (REIT)‡	119,969	2,618,923
Ready Capital Corp. (REIT)	49,634	739,547
Redwood Trust, Inc. (REIT)	153,018	2,529,388
TPG RE Finance Trust, Inc. (REIT)	78,889	1,521,769
Western Asset Mortgage Capital Corp. (REIT)	74,945	747,951

		40,919,700

Thrifts & Mortgage Finance (1.9%)
Axos Financial, Inc.*	92,005	2,507,136
Bank7 Corp.*	5,338	98,700
Bridgewater Bancshares, Inc.*	37,113	428,284
Capitol Federal Financial, Inc.	210,176	2,894,124
Columbia Financial, Inc.*	84,204	1,271,480
Dime Community Bancshares, Inc.	50,459	958,216
Entegra Financial Corp.*	10,819	325,868
ESSA Bancorp, Inc.	15,052	229,543
Essent Group Ltd.*	153,310	7,204,037
Federal Agricultural Mortgage Corp., Class C	14,354	1,042,962
First Defiance Financial Corp.	32,224	920,640
Flagstar Bancorp, Inc.	46,396	1,537,563
FS Bancorp, Inc.	6,362	329,997
Greene County Bancorp, Inc.	5,264	154,867
Hingham Institution for Savings	2,213	438,196
Home Bancorp, Inc.	13,182	507,243
HomeStreet, Inc.*	39,554	1,172,381
Kearny Financial Corp.	132,566	1,761,802
Luther Burbank Corp.	33,560	365,468
Merchants Bancorp	27,067	460,951
Meridian Bancorp, Inc.	76,343	1,365,776
Meta Financial Group, Inc.	58,514	1,641,318
MMA Capital Holdings, Inc.*	7,811	261,434
Mr Cooper Group, Inc. (x)*	121,113	970,115
NMI Holdings, Inc., Class A*	103,654	2,942,737
Northfield Bancorp, Inc.	70,203	1,095,869
Northwest Bancshares, Inc.	160,712	2,830,138
OceanFirst Financial Corp.	80,425	1,998,561
Ocwen Financial Corp.*	214,304	443,609
OP Bancorp	19,649	212,995
Oritani Financial Corp.	62,734	1,112,901
PCSB Financial Corp.	27,258	551,975
PDL Community Bancorp (x)*	13,948	199,317
PennyMac Financial Services, Inc.‡	12,395	274,921
Provident Bancorp, Inc.*	6,787	189,968
Provident Financial Holdings, Inc.	9,320	195,627
Provident Financial Services, Inc.	98,257	2,382,732
Prudential Bancorp, Inc.	13,919	263,348
Radian Group, Inc.	333,106	7,611,472
Riverview Bancorp, Inc.	36,722	313,606
Southern Missouri Bancorp, Inc.	12,526	436,281
Sterling Bancorp, Inc.	35,382	352,759
Territorial Bancorp, Inc.	12,292	379,823
Timberland Bancorp, Inc.	12,201	364,566
TrustCo Bank Corp.	151,327	1,198,510
United Community Financial Corp.	76,130	728,564
United Financial Bancorp, Inc.	80,789	1,145,588
Walker & Dunlop, Inc.	44,076	2,345,284
Washington Federal, Inc.	127,534	4,454,763
Waterstone Financial, Inc.	38,707	660,341
Western New England Bancorp, Inc.	41,251	385,284
WSFS Financial Corp.	83,656	3,454,993

		67,374,633

Total Financials		568,250,796

Health Care (15.5%)
Biotechnology (7.1%)
Abeona Therapeutics, Inc.*	46,849	223,938
ACADIA Pharmaceuticals, Inc.*	174,388	4,661,391
Acceleron Pharma, Inc.*	71,662	2,943,875
Achillion Pharmaceuticals, Inc.*	216,812	581,056
Acorda Therapeutics, Inc.*	70,190	538,357
Adamas Pharmaceuticals, Inc. (x)*	33,342	206,720
ADMA Biologics, Inc. (x)*	43,502	168,353
Aduro Biotech, Inc.*	97,319	149,871
Adverum Biotechnologies, Inc.*	82,249	977,941
Aeglea BioTherapeutics, Inc.*	41,632	285,179
Affimed NV*	95,821	275,006
Agenus, Inc. (x)*	166,496	499,488
AgeX Therapeutics, Inc. (x)*	33,843	124,204
Aimmune Therapeutics, Inc. (x)*	70,693	1,471,828
Akcea Therapeutics, Inc.*	20,223	474,229
Akebia Therapeutics, Inc.*	187,850	909,194
Albireo Pharma, Inc.*	16,431	529,735
Alder Biopharmaceuticals, Inc.*	116,066	1,366,097
Aldeyra Therapeutics, Inc. (x)*	31,517	189,102
Alector, Inc.*	15,637	297,103
Allakos, Inc. (x)*	27,603	1,196,038
Allogene Therapeutics, Inc. (x)*	61,719	1,657,155
AMAG Pharmaceuticals, Inc. (x)*	53,105	530,519
Amicus Therapeutics, Inc.*	368,478	4,598,605
AnaptysBio, Inc.*	39,089	2,205,401
Anavex Life Sciences Corp.*	68,307	230,195
Anika Therapeutics, Inc.*	21,618	878,123
Apellis Pharmaceuticals, Inc.*	76,908	1,948,849
Arcus Biosciences, Inc. (x)*	49,267	391,673
Ardelyx, Inc.*	73,573	197,911
Arena Pharmaceuticals, Inc.*	79,499	4,661,026
ArQule, Inc. (x)*	162,612	1,790,358
Array BioPharma, Inc.*	354,622	16,429,637
Arrowhead Pharmaceuticals, Inc. (x)*	148,580	3,937,370
Assembly Biosciences, Inc.*	35,992	485,532

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Atara Biotherapeutics, Inc.*	70,590	$1,419,565
Athenex, Inc. (x)*	94,273	1,866,605
Athersys, Inc. (x)*	187,340	314,731
Audentes Therapeutics, Inc.*	69,784	2,642,022
Avid Bioservices, Inc. (x)*	85,789	480,418
Avrobio, Inc.*	24,955	405,768
Bellicum Pharmaceuticals, Inc. (x)*	15,108	25,684
Beyondspring, Inc.*	17,038	403,801
BioCryst Pharmaceuticals, Inc.*	171,284	649,166
Biohaven Pharmaceutical Holding Co. Ltd.*	52,976	2,319,819
BioSpecifics Technologies Corp.*	9,241	551,780
BioTime, Inc. (x)*	200,068	220,075
Bioxcel Therapeutics, Inc.*	9,593	105,139
Blueprint Medicines Corp.*	77,704	7,329,818
Calithera Biosciences, Inc.*	54,785	213,662
Calyxt, Inc. (x)*	14,837	185,166
Cara Therapeutics, Inc. (x)*	54,260	1,166,590
CareDx, Inc.*	65,435	2,355,006
CASI Pharmaceuticals, Inc. (x)*	75,132	240,422
Catalyst Pharmaceuticals, Inc. (x)*	149,185	572,870
Celcuity, Inc.*	8,758	218,950
Cellular Biomedicine Group, Inc.*	18,376	303,755
CEL-SCI Corp.*	41,937	351,432
Checkpoint Therapeutics, Inc.*	36,679	111,137
ChemoCentryx, Inc.*	64,829	602,910
Chimerix, Inc.*	73,107	315,822
Clovis Oncology, Inc.*	77,691	1,155,265
Coherus Biosciences, Inc. (x)*	98,487	2,176,563
Concert Pharmaceuticals, Inc.*	32,394	388,728
Constellation Pharmaceuticals, Inc. (x)*	23,201	284,908
Corbus Pharmaceuticals Holdings, Inc. (x)*	94,452	654,552
Cortexyme, Inc.*	4,597	195,419
Crinetics Pharmaceuticals, Inc.*	17,569	439,225
Cue Biopharma, Inc. (x)*	26,667	239,736
Cyclerion Therapeutics, Inc.*	37,572	430,199
Cytokinetics, Inc.*	87,138	980,303
CytomX Therapeutics, Inc.*	70,615	792,300
Deciphera Pharmaceuticals, Inc. (x)*	23,501	529,948
Denali Therapeutics, Inc.*	76,293	1,583,843
Dicerna Pharmaceuticals, Inc.*	82,383	1,297,532
Dynavax Technologies Corp. (x)*	100,978	402,902
Eagle Pharmaceuticals, Inc.*	15,496	862,817
Editas Medicine, Inc. (x)*	78,968	1,953,668
Eidos Therapeutics, Inc. (x)*	24,790	770,473
Eiger BioPharmaceuticals, Inc.*	37,297	395,348
Emergent BioSolutions, Inc.*	72,604	3,507,499
Enanta Pharmaceuticals, Inc.*	27,303	2,303,827
Enochian Biosciences, Inc.*	6,390	28,755
Epizyme, Inc.*	123,564	1,550,728
Esperion Therapeutics, Inc.*	39,675	1,845,681
Evelo Biosciences, Inc. (x)*	20,688	185,778
Fate Therapeutics, Inc.*	91,410	1,855,623
FibroGen, Inc.*	123,525	5,580,860
Five Prime Therapeutics, Inc.*	53,574	323,051
Flexion Therapeutics, Inc.*	52,725	648,518
Forty Seven, Inc.*	26,279	278,557
G1 Therapeutics, Inc.*	53,838	1,650,673
Galectin Therapeutics, Inc.*	51,314	212,953
Genomic Health, Inc.*	42,868	2,493,632
Geron Corp. (x)*	275,226	388,069
Global Blood Therapeutics, Inc. (x)*	86,629	4,556,685
GlycoMimetics, Inc.*	53,469	637,351
Gossamer Bio, Inc.*	31,833	706,056
Gritstone Oncology, Inc. (x)*	39,654	441,746
Halozyme Therapeutics, Inc.*	227,775	3,913,175
Harpoon Therapeutics, Inc.*	8,965	116,545
Heron Therapeutics, Inc. (x)*	117,435	2,183,117
Homology Medicines, Inc.*	38,686	757,085
ImmunoGen, Inc.*	225,173	488,625
Immunomedics, Inc. (x)*	278,499	3,862,781
Inovio Pharmaceuticals, Inc. (x)*	146,021	429,302
Insmed, Inc.*	123,357	3,157,939
Intellia Therapeutics, Inc. (x)*	57,928	948,281
Intercept Pharmaceuticals, Inc. (x)*	39,399	3,134,978
Intrexon Corp. (x)*	115,707	886,316
Invitae Corp.*	137,883	3,240,251
Iovance Biotherapeutics, Inc. (x)*	182,474	4,474,263
Ironwood Pharmaceuticals, Inc.*	244,544	2,675,311
Jounce Therapeutics, Inc.*	21,386	105,861
Kadmon Holdings, Inc. (x)*	207,164	426,758
KalVista Pharmaceuticals, Inc.*	18,572	411,370
Karyopharm Therapeutics, Inc. (x)*	91,899	550,475
Kezar Life Sciences, Inc. (x)*	24,751	190,830
Kindred Biosciences, Inc.*	58,939	490,962
Kiniksa Pharmaceuticals Ltd., Class A (x)*	22,200	300,588
Kodiak Sciences, Inc.*	37,517	438,949
Krystal Biotech, Inc.*	13,943	561,485
Kura Oncology, Inc.*	44,558	877,347
La Jolla Pharmaceutical Co. (x)*	32,514	300,755
Lexicon Pharmaceuticals, Inc. (x)*	65,744	413,530
Ligand Pharmaceuticals, Inc.*	32,046	3,658,051
LogicBio Therapeutics, Inc. (x)*	10,743	139,659
MacroGenics, Inc.*	75,842	1,287,039
Madrigal Pharmaceuticals, Inc. (x)*	12,434	1,303,208
Magenta Therapeutics, Inc.*	30,986	457,044
MannKind Corp. (x)*	298,354	343,107
Marker Therapeutics, Inc.*	43,118	341,495
MediciNova, Inc. (x)*	63,407	610,609
MEI Pharma, Inc.*	108,436	271,090
MeiraGTx Holdings plc*	24,839	667,672
Mersana Therapeutics, Inc.*	57,144	231,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Millendo Therapeutics, Inc.*	14,943	$172,741
Minerva Neurosciences, Inc.*	46,439	261,452
Mirati Therapeutics, Inc.*	39,757	4,094,971
Molecular Templates, Inc.*	27,090	226,202
Momenta Pharmaceuticals, Inc.*	156,779	1,951,899
Mustang Bio, Inc.*	44,295	163,006
Myriad Genetics, Inc.*	111,618	3,100,748
Natera, Inc.*	89,034	2,455,558
Neon Therapeutics, Inc.*	27,528	130,483
NextCure, Inc.*	4,601	68,923
Novavax, Inc. (x)*	37,341	218,818
Oncocyte Corp.*	34,203	85,166
OPKO Health, Inc. (x)*	540,501	1,318,822
Organogenesis Holdings, Inc.*	16,763	127,399
Palatin Technologies, Inc.*	347,851	403,507
PDL BioPharma, Inc.*	225,037	706,616
Pfenex, Inc.*	47,785	322,071
PhaseBio Pharmaceuticals, Inc.*	21,833	286,449
Pieris Pharmaceuticals, Inc.*	78,651	369,660
PolarityTE, Inc. (x)*	17,463	99,539
Portola Pharmaceuticals, Inc. (x)*	106,179	2,880,636
Precision BioSciences, Inc.*	14,582	193,212
Principia Biopharma, Inc.*	21,311	707,312
Progenics Pharmaceuticals, Inc. (x)*	134,953	832,660
Protagonist Therapeutics, Inc.*	24,128	292,190
Prothena Corp. plc*	62,361	659,156
PTC Therapeutics, Inc.*	91,126	4,100,670
Puma Biotechnology, Inc.*	48,947	622,116
Ra Pharmaceuticals, Inc.*	49,826	1,498,268
Radius Health, Inc.*	71,704	1,746,709
Recro Pharma, Inc.*	31,604	321,413
REGENXBIO, Inc.*	53,117	2,728,620
Repligen Corp.*	75,454	6,485,271
Replimune Group, Inc. (x)*	18,634	273,174
Retrophin, Inc.*	64,800	1,301,832
Rhythm Pharmaceuticals, Inc. (x)*	36,556	804,232
Rigel Pharmaceuticals, Inc.*	278,079	725,786
Rocket Pharmaceuticals, Inc.*	47,317	709,755
Rubius Therapeutics, Inc. (x)*	55,600	874,588
Sangamo Therapeutics, Inc. (x)*	182,784	1,968,584
Savara, Inc.*	45,852	108,669
Scholar Rock Holding Corp. (x)*	24,669	391,250
Seres Therapeutics, Inc.*	30,970	99,723
Solid Biosciences, Inc. (x)*	20,293	116,685
Sorrento Therapeutics, Inc. (x)*	186,128	496,962
Spark Therapeutics, Inc.*	54,703	5,600,493
Spectrum Pharmaceuticals, Inc.*	177,403	1,527,440
Spero Therapeutics, Inc.*	16,303	187,648
Stemline Therapeutics, Inc.*	63,744	976,558
Sutro Biopharma, Inc.*	17,312	197,011
Syndax Pharmaceuticals, Inc.*	31,986	297,790
Synlogic, Inc.*	23,068	209,919
Synthorx, Inc. (x)*	10,980	148,340
Syros Pharmaceuticals, Inc.*	55,138	510,578
TCR2 Therapeutics, Inc.*	2,824	40,411
TG Therapeutics, Inc. (x)*	125,102	1,082,132
Tocagen, Inc. (x)*	33,617	224,562
Translate Bio, Inc. (x)*	46,738	590,301
Turning Point Therapeutics, Inc.*	10,567	430,077
Twist Bioscience Corp.*	33,833	981,495
Tyme Technologies, Inc. (x)*	158,793	193,728
Ultragenyx Pharmaceutical, Inc.*	86,952	5,521,452
UNITY Biotechnology, Inc. (x)*	41,282	392,179
UroGen Pharma Ltd.*	29,812	1,071,443
Vanda Pharmaceuticals, Inc.*	82,859	1,167,483
VBI Vaccines, Inc.*	133,513	156,210
Veracyte, Inc.*	74,126	2,113,332
Vericel Corp.*	69,967	1,321,677
Viking Therapeutics, Inc. (x)*	103,253	857,000
Voyager Therapeutics, Inc.*	38,411	1,045,547
X4 Pharmaceuticals, Inc.*	11,108	166,620
XBiotech, Inc.*	26,583	201,499
Xencor, Inc.*	75,280	3,081,210
Y-mAbs Therapeutics, Inc.*	32,379	740,508
ZIOPHARM Oncology, Inc. (x)*	255,409	1,489,035

		252,787,410

Health Care Equipment & Supplies (3.5%)
Accuray, Inc.*	137,939	533,824
Alphatec Holdings, Inc.*	47,494	215,623
AngioDynamics, Inc.*	57,362	1,129,458
Antares Pharma, Inc. (x)*	257,348	846,675
Apyx Medical Corp.*	52,985	356,059
AtriCure, Inc.*	59,045	1,761,903
Atrion Corp.	2,278	1,942,542
Avanos Medical, Inc.*	75,272	3,282,612
Avedro, Inc.*	8,026	157,631
Axogen, Inc. (x)*	53,230	1,053,954
Axonics Modulation Technologies, Inc. (x)*	24,579	1,007,002
BioLife Solutions, Inc.*	10,619	179,992
BioSig Technologies, Inc.*	24,929	234,083
Cardiovascular Systems, Inc.*	54,343	2,332,945
Cerus Corp.*	216,741	1,218,084
Conformis, Inc.*	101,638	443,142
CONMED Corp.	43,352	3,709,631
Corindus Vascular Robotics, Inc.*	146,111	435,411
CryoLife, Inc.*	58,013	1,736,329
CryoPort, Inc.*	43,065	788,951
Cutera, Inc.*	20,775	431,704
CytoSorbents Corp. (x)*	48,363	319,679
ElectroCore, Inc. (x)*	18,844	37,688
GenMark Diagnostics, Inc.*	86,637	562,274
Glaukos Corp.*	56,714	4,276,236
Globus Medical, Inc., Class A*	120,994	5,118,046
Haemonetics Corp.*	81,505	9,808,312
Heska Corp.*	11,039	940,192
Inogen, Inc.*	29,072	1,940,847
Integer Holdings Corp.*	51,719	4,340,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
IntriCon Corp. (x)*	13,018	$304,100
Invacare Corp.	49,651	257,689
iRadimed Corp. (x)*	7,016	143,477
iRhythm Technologies, Inc.*	39,378	3,114,012
Lantheus Holdings, Inc.*	60,715	1,718,234
LeMaitre Vascular, Inc.	25,073	701,543
LivaNova plc*	77,269	5,560,277
Meridian Bioscience, Inc.	65,797	781,668
Merit Medical Systems, Inc.*	85,260	5,078,086
Mesa Laboratories, Inc.	5,429	1,326,522
Misonix, Inc.*	11,704	297,516
Natus Medical, Inc.*	53,684	1,379,142
Neogen Corp.*	81,584	5,067,182
Neuronetics, Inc.*	18,952	237,090
Nevro Corp.*	47,036	3,049,344
Novocure Ltd.*	134,841	8,525,996
NuVasive, Inc.*	82,637	4,837,570
OraSure Technologies, Inc.*	97,871	908,243
Orthofix Medical, Inc.*	28,754	1,520,512
OrthoPediatrics Corp.*	13,961	544,479
Oxford Immunotec Global plc*	1,911	26,295
Pulse Biosciences, Inc. (x)*	17,931	236,689
Quidel Corp.*	56,339	3,342,029
Rockwell Medical, Inc. (x)*	88,763	267,177
RTI Surgical Holdings, Inc.*	87,869	373,443
SeaSpine Holdings Corp.*	23,249	308,049
Senseonics Holdings, Inc. (x)*	169,764	346,319
Shockwave Medical, Inc.*	10,522	600,701
SI-BONE, Inc.*	25,586	520,419
Sientra, Inc. (x)*	35,061	215,976
Silk Road Medical, Inc.*	11,076	536,743
Soliton, Inc.*	3,487	51,259
STAAR Surgical Co.*	70,715	2,077,607
Surmodics, Inc.*	20,354	878,682
Tactile Systems Technology, Inc.*	28,896	1,644,760
Tandem Diabetes Care, Inc.*	88,316	5,698,148
TransEnterix, Inc. (x)*	292,853	398,280
TransMedics Group, Inc.*	10,503	304,482
Utah Medical Products, Inc.	5,462	522,713
Vapotherm, Inc.*	6,267	144,141
Varex Imaging Corp.*	59,929	1,836,824
ViewRay, Inc.*	110,477	973,302
Wright Medical Group NV*	200,796	5,987,737
Zynex, Inc.	24,778	222,754

		124,008,298

Health Care Providers & Services (1.8%)
Addus HomeCare Corp.*	16,789	1,258,336
Amedisys, Inc.*	49,918	6,060,544
American Renal Associates Holdings, Inc.*	29,188	217,159
AMN Healthcare Services, Inc.*	73,274	3,975,114
Apollo Medical Holdings, Inc. (x)*	10,041	167,785
Avalon GloboCare Corp.*	34,487	89,666
BioScrip, Inc. (x)*	182,867	475,454
BioTelemetry, Inc.*	52,806	2,542,609
Brookdale Senior Living, Inc.*	293,536	2,116,395
Catasys, Inc.*	11,237	215,975
Community Health Systems, Inc. (x)*	134,494	359,099
CorVel Corp.*	14,252	1,240,067
Cross Country Healthcare, Inc.*	56,860	533,347
Diplomat Pharmacy, Inc.*	89,112	542,692
Ensign Group, Inc. (The)	80,512	4,582,743
Enzo Biochem, Inc.*	61,998	208,933
Genesis Healthcare, Inc.*	129,678	160,801
Hanger, Inc.*	57,647	1,103,940
HealthEquity, Inc.*	97,685	6,388,599
Joint Corp. (The)*	20,778	378,160
LHC Group, Inc.*	47,903	5,728,241
Magellan Health, Inc.*	34,140	2,534,212
National HealthCare Corp.	19,078	1,548,180
National Research Corp.	19,141	1,102,330
Owens & Minor, Inc.	100,584	321,869
Patterson Cos., Inc.	133,038	3,046,570
PetIQ, Inc.*	30,045	990,283
Providence Service Corp. (The)*	18,556	1,064,001
R1 RCM, Inc.*	161,590	2,032,802
RadNet, Inc.*	66,864	922,055
Select Medical Holdings Corp.*	175,066	2,778,297
Surgery Partners, Inc. (x)*	38,243	311,298
Tenet Healthcare Corp.*	163,691	3,381,856
Tivity Health, Inc.*	75,532	1,241,746
Triple-S Management Corp., Class B*	34,673	826,951
US Physical Therapy, Inc.	19,998	2,451,155

		62,899,264

Health Care Technology (0.9%)
Allscripts Healthcare Solutions, Inc.*	264,942	3,081,275
Castlight Health, Inc., Class B*	160,184	517,394
Computer Programs & Systems, Inc.	20,211	561,664
Evolent Health, Inc., Class A*	115,262	916,333
HealthStream, Inc.*	40,668	1,051,674
HMS Holdings Corp.*	138,127	4,473,934
Inovalon Holdings, Inc., Class A (x)*	111,982	1,624,859
Inspire Medical Systems, Inc.*	22,642	1,373,237
NextGen Healthcare, Inc.*	84,704	1,685,610
Omnicell, Inc.*	65,241	5,612,683
OptimizeRx Corp.*	19,068	308,902
Simulations Plus, Inc.	18,847	538,270
Tabula Rasa HealthCare, Inc. (x)*	31,039	1,549,777
Teladoc Health, Inc. (x)*	113,665	7,548,493
Vocera Communications, Inc. (x)*	49,038	1,565,293

		32,409,398

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc. (x)*	43,401	993,015
Cambrex Corp.*	53,629	2,510,374
ChromaDex Corp. (x)*	57,391	266,868
Codexis, Inc.*	84,122	1,550,369
Fluidigm Corp.*	110,013	1,355,360

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Luminex Corp.	66,871	$1,380,217
Medpace Holdings, Inc.*	43,925	2,873,574
NanoString Technologies, Inc.*	52,597	1,596,319
NeoGenomics, Inc.*	139,265	3,055,474
Pacific Biosciences of California, Inc.*	226,483	1,370,222
Quanterix Corp.*	14,817	500,666
Syneos Health, Inc.*	99,092	5,062,610

		22,515,068

Pharmaceuticals (1.6%)
AcelRx Pharmaceuticals, Inc.*	124,681	315,443
Acer Therapeutics, Inc.*	7,986	31,145
Aclaris Therapeutics, Inc.*	52,104	114,108
Aerie Pharmaceuticals, Inc. (x)*	67,168	1,984,814
Akorn, Inc.*	146,583	754,902
Amneal Pharmaceuticals, Inc.*	149,085	1,068,939
Amphastar Pharmaceuticals, Inc.*	55,580	1,173,294
ANI Pharmaceuticals, Inc.*	14,543	1,195,435
Aratana Therapeutics, Inc.*	72,665	374,951
Arvinas, Inc.*	27,995	615,610
Assertio Therapeutics, Inc.*	102,614	354,018
Axsome Therapeutics, Inc.*	38,747	997,735
BioDelivery Sciences International, Inc.*	129,767	603,417
Cerecor, Inc.*	34,138	185,711
Chiasma, Inc.*	41,439	309,549
Collegium Pharmaceutical, Inc.*	51,139	672,478
Corcept Therapeutics, Inc. (x)*	153,906	1,716,052
CorMedix, Inc.*	28,125	252,281
Cymabay Therapeutics, Inc. (x)*	109,605	784,772
Dermira, Inc.*	74,195	709,304
Dova Pharmaceuticals, Inc. (x)*	17,842	251,572
Eloxx Pharmaceuticals, Inc. (x)*	36,385	362,758
Endo International plc*	357,747	1,473,918
Evofem Biosciences, Inc.*	22,513	149,486
Evolus, Inc. (x)*	17,640	257,897
EyePoint Pharmaceuticals, Inc.*	98,498	161,537
Innoviva, Inc.*	103,784	1,511,095
Intersect ENT, Inc.*	48,871	1,112,304
Intra-Cellular Therapies, Inc.*	70,856	919,711
Kala Pharmaceuticals, Inc. (x)*	34,748	221,692
Kaleido Biosciences, Inc.*	8,026	93,102
Lannett Co., Inc. (x)*	46,356	280,917
Liquidia Technologies, Inc.*	21,358	170,864
Mallinckrodt plc (x)*	133,714	1,227,495
Marinus Pharmaceuticals, Inc. (x)*	78,845	327,207
Medicines Co. (The) (x)*	111,982	4,083,984
Menlo Therapeutics, Inc.*	24,645	147,624
MyoKardia, Inc.*	70,696	3,544,697
NGM Biopharmaceuticals, Inc.*	10,700	156,648
Ocular Therapeutix, Inc. (x)*	59,878	263,463
Odonate Therapeutics, Inc. (x)*	12,343	452,865
Omeros Corp. (x)*	72,435	1,136,505
Optinose, Inc. (x)*	39,656	280,765
Osmotica Pharmaceuticals plc (x)*	13,785	52,383
Pacira BioSciences, Inc.*	64,532	2,806,497
Paratek Pharmaceuticals, Inc. (x)*	48,120	191,999
Phibro Animal Health Corp., Class A	32,326	1,026,997
Prestige Consumer Healthcare, Inc.*	82,733	2,620,981
Reata Pharmaceuticals, Inc., Class A (x)*	31,986	3,017,879
resTORbio, Inc. (x)*	23,796	242,719
Revance Therapeutics, Inc.*	70,068	908,782
SIGA Technologies, Inc.*	86,125	489,190
Strongbridge Biopharma plc*	57,586	180,244
Supernus Pharmaceuticals, Inc.*	78,465	2,596,407
TherapeuticsMD, Inc. (x)*	313,443	814,952
Theravance Biopharma, Inc. (x)*	70,362	1,149,012
Tricida, Inc. (x)*	34,737	1,370,722
Verrica Pharmaceuticals, Inc.*	20,513	238,361
WaVe Life Sciences Ltd. (x)*	35,830	934,805
Xeris Pharmaceuticals, Inc. (x)*	42,426	485,353
Zogenix, Inc. (x)*	67,872	3,242,924
Zynerba Pharmaceuticals, Inc.*	33,082	448,261

		55,620,532

Total Health Care		550,239,970

Industrials (14.3%)
Aerospace & Defense (1.2%)
AAR Corp.	53,050	1,951,709
Aerojet Rocketdyne Holdings, Inc.*	116,263	5,205,094
Aerovironment, Inc.*	33,880	1,923,368
Astronics Corp.*	38,577	1,551,567
Axon Enterprise, Inc.*	92,832	5,960,743
Cubic Corp.	49,757	3,208,331
Ducommun, Inc.*	16,743	754,607
Kratos Defense & Security Solutions, Inc.*	143,406	3,282,563
Maxar Technologies, Inc. (x)	93,276	729,418
Mercury Systems, Inc.*	84,933	5,975,037
Moog, Inc., Class A	51,167	4,789,743
National Presto Industries, Inc.	7,792	726,916
Parsons Corp.*	29,726	1,095,700
Triumph Group, Inc.	78,931	1,807,520
Vectrus, Inc.*	17,510	710,206
Wesco Aircraft Holdings, Inc.*	87,432	970,495

		40,643,017

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	91,644	2,236,113
Atlas Air Worldwide Holdings, Inc.*	37,181	1,659,760
Echo Global Logistics, Inc.*	44,747	933,870
Forward Air Corp.	45,478	2,690,024
Hub Group, Inc., Class A*	52,494	2,203,698

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Radiant Logistics, Inc.*	61,094	$375,117

		10,098,582

Airlines (0.4%)
Allegiant Travel Co.	20,688	2,968,728
Hawaiian Holdings, Inc.	77,011	2,112,412
Mesa Air Group, Inc.*	33,106	302,589
SkyWest, Inc.	79,667	4,833,397
Spirit Airlines, Inc.*	109,162	5,210,302

		15,427,428

Building Products (1.2%)
AAON, Inc.	65,350	3,279,263
Advanced Drainage Systems, Inc.	56,828	1,863,390
American Woodmark Corp.*	24,138	2,042,558
Apogee Enterprises, Inc.	41,638	1,808,755
Armstrong Flooring, Inc.*	34,168	336,555
Builders FirstSource, Inc.*	181,394	3,058,303
Caesarstone Ltd. (x)	34,540	519,136
Continental Building Products, Inc.*	58,584	1,556,577
Cornerstone Building Brands, Inc.*	73,171	426,587
CSW Industrials, Inc.	23,656	1,612,156
Gibraltar Industries, Inc.*	51,366	2,073,132
Griffon Corp.	58,067	982,494
Insteel Industries, Inc.	29,273	609,464
JELD-WEN Holding, Inc.*	106,714	2,265,538
Masonite International Corp.*	41,334	2,177,475
Patrick Industries, Inc.*	36,232	1,782,252
PGT Innovations, Inc.*	88,925	1,486,826
Quanex Building Products Corp.	52,505	991,819
Simpson Manufacturing Co., Inc.	71,288	4,737,800
Trex Co., Inc.*	93,519	6,705,312
Universal Forest Products, Inc.	94,761	3,606,604

		43,921,996

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	105,961	4,238,440
ACCO Brands Corp.	159,937	1,258,704
Advanced Disposal Services, Inc.*	115,639	3,690,040
Brady Corp., Class A	76,046	3,750,589
BrightView Holdings, Inc.*	49,650	928,951
Brink’s Co. (The)	79,444	6,449,264
Casella Waste Systems, Inc., Class A*	70,924	2,810,718
CECO Environmental Corp. (x)*	46,154	442,617
Charah Solutions, Inc.*	11,950	65,725
Cimpress NV (x)*	34,883	3,170,516
CompX International, Inc.	1,970	33,293
Covanta Holding Corp.	187,789	3,363,301
Deluxe Corp.	69,769	2,836,808
Ennis, Inc.	40,239	825,704
Healthcare Services Group, Inc. (x)	118,358	3,588,615
Heritage-Crystal Clean, Inc.*	23,274	612,339
Herman Miller, Inc.	93,773	4,191,653
HNI Corp.	68,917	2,438,283
Interface, Inc.	92,984	1,425,445
Kimball International, Inc., Class B	56,768	989,466
Knoll, Inc.	76,459	1,757,028
LSC Communications, Inc. (x)	50,835	186,564
Matthews International Corp., Class A	48,990	1,707,302
McGrath RentCorp	38,525	2,394,329
Mobile Mini, Inc.	71,184	2,166,129
MSA Safety, Inc.	56,185	5,921,337
Multi-Color Corp.	22,579	1,128,273
NL Industries, Inc.*	10,418	38,026
NRC Group Holdings Corp.*	16,150	179,588
PICO Holdings, Inc.*	28,690	333,378
Pitney Bowes, Inc.	288,498	1,234,771
Quad/Graphics, Inc. (x)	50,273	397,659
RR Donnelley & Sons Co.	110,347	217,384
SP Plus Corp.*	35,536	1,134,664
Steelcase, Inc., Class A	138,375	2,366,213
Team, Inc.*	47,669	730,289
Tetra Tech, Inc.	86,854	6,822,382
UniFirst Corp.	24,093	4,543,217
US Ecology, Inc.	35,106	2,090,211
Viad Corp.	31,952	2,116,500
VSE Corp.	13,048	374,347

		84,950,062

Construction & Engineering (1.0%)
Aegion Corp.*	50,669	932,310
Ameresco, Inc., Class A*	34,947	514,769
Arcosa, Inc.	77,475	2,915,384
Argan, Inc. (x)	22,987	932,353
Comfort Systems USA, Inc.	57,885	2,951,556
Concrete Pumping Holdings, Inc.*	17,678	90,511
Construction Partners, Inc., Class A*	19,121	287,198
Dycom Industries, Inc.*	48,385	2,848,425
EMCOR Group, Inc.	88,841	7,826,892
Granite Construction, Inc.	74,638	3,596,059
Great Lakes Dredge & Dock Corp.*	96,978	1,070,637
IES Holdings, Inc.*	14,551	274,286
MasTec, Inc. (x)*	97,492	5,023,763
MYR Group, Inc.*	25,266	943,685
Northwest Pipe Co.*	15,761	406,319
NV5 Global, Inc.*	16,213	1,319,738
Primoris Services Corp.	70,518	1,475,942
Sterling Construction Co., Inc.*	42,862	575,208
Tutor Perini Corp.*	63,474	880,384
WillScot Corp.*	82,189	1,236,123

		36,101,542

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	11,539	437,328
American Superconductor Corp.*	33,419	310,128
Atkore International Group, Inc.*	73,596	1,903,928
AZZ, Inc.	40,645	1,870,483

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Bloom Energy Corp., Class A*	87,711	$1,076,214
Encore Wire Corp.	31,973	1,872,978
Energous Corp. (x)*	35,303	154,274
EnerSys	68,824	4,714,444
Enphase Energy, Inc.*	146,146	2,664,242
Generac Holdings, Inc.*	97,354	6,757,341
Plug Power, Inc. (x)*	365,271	821,860
Powell Industries, Inc.	13,890	527,820
Preformed Line Products Co.	4,838	268,606
Sunrun, Inc. (x)*	176,032	3,302,360
Thermon Group Holdings, Inc.*	51,416	1,318,820
TPI Composites, Inc.*	45,958	1,136,082
Vicor Corp.*	28,191	875,331
Vivint Solar, Inc. (x)*	69,389	506,540

		30,518,779

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	56,286	2,019,542

Machinery (3.6%)
Actuant Corp., Class A	91,401	2,267,659
Alamo Group, Inc.	15,160	1,514,939
Albany International Corp., Class A	46,043	3,817,425
Altra Industrial Motion Corp.	102,386	3,673,610
Astec Industries, Inc.	35,517	1,156,434
Barnes Group, Inc.	76,138	4,289,615
Blue Bird Corp.*	24,090	474,332
Briggs & Stratton Corp.	65,159	667,228
Chart Industries, Inc.*	56,429	4,338,262
CIRCOR International, Inc.*	31,066	1,429,036
Columbus McKinnon Corp.	36,256	1,521,664
Commercial Vehicle Group, Inc.*	46,545	373,291
Douglas Dynamics, Inc.	35,177	1,399,693
Eastern Co. (The)	8,012	224,496
Energy Recovery, Inc. (x)*	57,735	601,599
EnPro Industries, Inc.	32,739	2,090,058
ESCO Technologies, Inc.	40,656	3,358,999
Evoqua Water Technologies Corp.*	119,137	1,696,511
Federal Signal Corp.	95,087	2,543,577
Franklin Electric Co., Inc.	73,556	3,493,910
Gencor Industries, Inc.*	14,453	187,889
Global Brass & Copper Holdings, Inc.	33,891	1,482,053
Gorman-Rupp Co. (The)	28,054	921,013
Graham Corp.	15,818	319,682
Greenbrier Cos., Inc. (The)	51,102	1,553,501
Harsco Corp.*	126,609	3,474,151
Helios Technologies, Inc.	46,616	2,163,449
Hillenbrand, Inc.	98,606	3,901,839
Hurco Cos., Inc.	10,089	358,765
Hyster-Yale Materials Handling, Inc.	16,276	899,412
John Bean Technologies Corp.	49,640	6,012,893
Kadant, Inc.	17,486	1,587,904
Kennametal, Inc.	130,696	4,834,445
LB Foster Co., Class A*	14,474	395,719
Lindsay Corp. (x)	16,846	1,384,910
Luxfer Holdings plc	43,290	1,061,471
Lydall, Inc.*	26,564	536,593
Manitowoc Co., Inc. (The)*	55,466	987,295
Meritor, Inc.*	127,675	3,096,119
Milacron Holdings Corp.*	109,667	1,513,405
Miller Industries, Inc.	17,530	539,047
Mueller Industries, Inc.	88,268	2,583,604
Mueller Water Products, Inc., Class A	249,778	2,452,820
Navistar International Corp.*	78,907	2,718,346
NN, Inc.	63,092	615,778
Omega Flex, Inc.	4,531	348,026
Park-Ohio Holdings Corp.	13,206	430,384
Proto Labs, Inc.*	42,921	4,979,694
RBC Bearings, Inc.*	38,598	6,438,532
REV Group, Inc. (x)	44,250	637,642
Rexnord Corp.*	167,565	5,063,814
Spartan Motors, Inc.	51,074	559,771
SPX Corp.*	69,522	2,295,616
SPX FLOW, Inc.*	66,185	2,770,504
Standex International Corp.	19,975	1,460,971
Tennant Co.	28,631	1,752,217
Terex Corp.	100,850	3,166,690
Titan International, Inc.	75,363	368,525
TriMas Corp.*	71,963	2,228,694
Twin Disc, Inc.*	14,800	223,480
Wabash National Corp.	86,931	1,414,367
Watts Water Technologies, Inc., Class A	43,927	4,093,118
Welbilt, Inc.*	206,662	3,451,255

		128,197,741

Marine (0.1%)
Costamare, Inc.	83,027	425,929
Eagle Bulk Shipping, Inc.*	70,774	370,856
Genco Shipping & Trading Ltd. (x)*	24,139	203,733
Matson, Inc.	67,646	2,628,047
Safe Bulkers, Inc.*	69,697	108,727
Scorpio Bulkers, Inc.	90,007	414,032

		4,151,324

Professional Services (1.5%)
Acacia Research Corp.*	70,128	207,579
ASGN, Inc.*	81,326	4,928,356
Barrett Business Services, Inc.	11,017	910,004
BG Staffing, Inc.	15,797	298,247
CBIZ, Inc.*	81,311	1,592,883
CRA International, Inc.	13,009	498,635
Exponent, Inc.	82,342	4,820,301
Forrester Research, Inc.	16,260	764,708
Franklin Covey Co.*	15,502	527,068
FTI Consulting, Inc.*	60,010	5,031,238
GP Strategies Corp.*	18,537	279,538
Heidrick & Struggles International, Inc.	29,320	878,720
Huron Consulting Group, Inc.*	35,683	1,797,710
ICF International, Inc.	28,389	2,066,719
InnerWorkings, Inc.*	69,032	263,702
Insperity, Inc.	61,678	7,533,351
Kelly Services, Inc., Class A	52,706	1,380,370
Kforce, Inc.	36,387	1,276,820
Korn Ferry	89,787	3,597,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mistras Group, Inc.*	27,484	$394,945
Navigant Consulting, Inc.	66,367	1,539,051
Resources Connection, Inc.	48,659	779,031
TriNet Group, Inc.*	71,118	4,821,800
TrueBlue, Inc.*	63,224	1,394,721
Upwork, Inc.*	87,387	1,405,183
WageWorks, Inc.*	63,663	3,233,444
Willdan Group, Inc.*	15,840	590,040

		52,811,929

Road & Rail (0.4%)
ArcBest Corp.	40,527	1,139,214
Avis Budget Group, Inc.*	100,009	3,516,317
Covenant Transportation Group, Inc., Class A*	19,582	288,051
Daseke, Inc.*	72,757	261,925
Heartland Express, Inc.	73,086	1,320,664
Hertz Global Holdings, Inc.*	102,244	1,631,814
Marten Transport Ltd.	61,821	1,122,051
PAM Transportation Services, Inc.*	3,209	198,958
Roadrunner Transportation Systems, Inc.*	5,678	54,225
Saia, Inc.*	41,274	2,669,190
Universal Logistics Holdings, Inc.	12,641	284,043
US Xpress Enterprises, Inc., Class A (x)*	38,777	199,314
Werner Enterprises, Inc.	72,019	2,238,351
YRC Worldwide, Inc. (x)*	50,107	201,931

		15,126,048

Trading Companies & Distributors (1.2%)
Aircastle Ltd.	85,331	1,814,137
Applied Industrial Technologies, Inc.	61,031	3,755,237
Beacon Roofing Supply, Inc.*	108,086	3,968,918
BlueLinx Holdings, Inc. (x)*	13,427	265,989
BMC Stock Holdings, Inc.*	106,160	2,250,592
CAI International, Inc.*	27,775	689,376
DXP Enterprises, Inc.*	25,878	980,517
EVI Industries, Inc. (x)	6,645	254,304
Foundation Building Materials, Inc.*	23,744	422,168
GATX Corp.	57,304	4,543,634
General Finance Corp.*	17,329	145,044
GMS, Inc.*	51,615	1,135,530
H&E Equipment Services, Inc.	49,947	1,452,958
Herc Holdings, Inc.*	37,705	1,728,020
Kaman Corp.	44,043	2,805,099
Lawson Products, Inc.*	10,706	393,231
MRC Global, Inc.*	131,957	2,259,104
NOW, Inc.*	172,352	2,543,916
Rush Enterprises, Inc., Class A	44,673	1,631,458
Rush Enterprises, Inc., Class B	6,975	257,447
SiteOne Landscape Supply, Inc. (x)*	65,034	4,506,856
Systemax, Inc.	19,875	440,430
Textainer Group Holdings Ltd.*	41,937	422,725
Titan Machinery, Inc.*	29,593	609,024
Transcat, Inc.*	10,848	277,600
Triton International Ltd.	90,394	2,961,308
Veritiv Corp.*	20,621	400,460
Willis Lease Finance Corp.*	4,847	282,677

		43,197,759

Total Industrials		507,165,749

Information Technology (11.8%)
Communications Equipment (1.1%)
Acacia Communications, Inc.*	59,639	2,812,575
ADTRAN, Inc.	75,202	1,146,830
Aerohive Networks, Inc.*	69,561	308,155
Applied Optoelectronics, Inc. (x)*	29,458	302,828
CalAmp Corp.*	52,874	617,568
Calix, Inc.*	68,760	451,066
Casa Systems, Inc.*	50,374	323,905
Clearfield, Inc.*	16,760	222,070
Comtech Telecommunications Corp.	37,338	1,049,571
DASAN Zhone Solutions, Inc.*	8,107	105,310
Digi International, Inc.*	44,173	560,114
Extreme Networks, Inc.*	186,033	1,203,633
Finisar Corp.*	187,410	4,286,067
Harmonic, Inc. (x)*	131,559	730,152
Infinera Corp.*	279,181	812,417
Inseego Corp.*	70,906	339,640
InterDigital, Inc.	51,408	3,310,675
KVH Industries, Inc.*	26,580	288,925
Lumentum Holdings, Inc.*	121,739	6,502,080
NETGEAR, Inc.*	49,523	1,252,437
NetScout Systems, Inc.*	118,867	3,018,033
Plantronics, Inc.	53,196	1,970,380
Ribbon Communications, Inc.*	86,717	424,046
TESSCO Technologies, Inc.	9,842	175,778
Viavi Solutions, Inc.*	365,852	4,862,173

		37,076,428

Electronic Equipment, Instruments & Components (2.2%)
Airgain, Inc.*	14,726	208,373
Akoustis Technologies, Inc.*	39,961	255,750
Anixter International, Inc.*	48,505	2,896,234
Arlo Technologies, Inc.*	115,405	462,774
AVX Corp.	73,269	1,216,265
Badger Meter, Inc.	45,515	2,716,790
Bel Fuse, Inc., Class B	13,809	237,101
Belden, Inc.	61,787	3,680,652
Benchmark Electronics, Inc.	68,951	1,732,049
Coda Octopus Group, Inc.*	7,370	96,178
Control4 Corp.*	40,852	970,235
CTS Corp.	51,356	1,416,398
Daktronics, Inc.	58,344	359,982
ePlus, Inc.*	21,008	1,448,292
Fabrinet*	58,019	2,881,804
FARO Technologies, Inc.*	26,844	1,411,458
Fitbit, Inc., Class A (x)*	352,410	1,550,604
II-VI, Inc. (x)*	100,015	3,656,548
Insight Enterprises, Inc.*	56,400	3,282,480
Iteris, Inc.*	44,909	232,180
Itron, Inc.*	54,576	3,414,820
KEMET Corp.	88,570	1,666,002
Kimball Electronics, Inc.*	39,901	647,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Knowles Corp.*	137,183	$2,511,821
Methode Electronics, Inc.	58,156	1,661,517
MTS Systems Corp.	28,056	1,642,118
Napco Security Technologies, Inc.*	18,610	552,345
nLight, Inc.*	51,632	991,334
Novanta, Inc.*	53,591	5,053,631
OSI Systems, Inc.*	26,330	2,965,548
PAR Technology Corp. (x)*	16,815	474,183
Park Electrochemical Corp.	30,950	516,555
PC Connection, Inc.	18,462	645,801
PCM, Inc.*	15,060	527,702
Plexus Corp.*	46,653	2,723,136
Rogers Corp.*	29,448	5,082,136
Sanmina Corp.*	107,720	3,261,762
ScanSource, Inc.*	41,105	1,338,379
Tech Data Corp.*	58,584	6,127,886
TTM Technologies, Inc.*	157,624	1,607,765
Vishay Intertechnology, Inc.	211,144	3,488,099
Vishay Precision Group, Inc.*	16,130	655,362
Wrap Technologies, Inc.*	12,105	75,293

		78,343,334

IT Services (2.0%)
Brightcove, Inc.*	60,320	623,106
Carbonite, Inc.*	52,690	1,372,048
Cardtronics plc, Class A*	62,295	1,701,899
Cass Information Systems, Inc.	22,620	1,096,618
Conduent, Inc.*	275,402	2,641,105
CSG Systems International, Inc.	51,897	2,534,131
Endurance International Group Holdings, Inc.*	113,915	546,792
EVERTEC, Inc.	96,514	3,156,008
Evo Payments, Inc., Class A*	49,757	1,568,838
Exela Technologies, Inc.*	70,007	153,315
ExlService Holdings, Inc.*	53,350	3,528,035
GTT Communications, Inc. (x)*	66,624	1,172,582
Hackett Group, Inc. (The)	36,572	614,044
I3 Verticals, Inc., Class A*	14,689	432,591
Information Services Group, Inc.*	58,102	183,602
International Money Express, Inc.*	20,608	290,573
KBR, Inc.	225,377	5,620,902
Limelight Networks, Inc.*	162,664	439,193
LiveRamp Holdings, Inc.*	108,635	5,266,625
ManTech International Corp., Class A	42,619	2,806,461
MAXIMUS, Inc.	101,232	7,343,369
NIC, Inc.	104,637	1,678,377
Paysign, Inc.*	47,381	633,484
Perficient, Inc.*	50,744	1,741,534
Perspecta, Inc.	225,053	5,268,491
Presidio, Inc.	73,388	1,003,214
PRGX Global, Inc.*	35,293	237,169
Priority Technology Holdings, Inc.*	10,429	81,868
Science Applications International Corp.	94,472	8,177,496
StarTek, Inc.*	25,862	211,293
Sykes Enterprises, Inc.*	62,026	1,703,234
TTEC Holdings, Inc.	22,789	1,061,740
Tucows, Inc., Class A (x)*	14,934	911,273
Unisys Corp.*	79,525	772,983
USA Technologies, Inc. (x)*	90,940	675,684
Verra Mobility Corp.*	156,730	2,051,596
Virtusa Corp.*	45,775	2,033,783

		71,335,056

Semiconductors & Semiconductor Equipment (2.0%)
Adesto Technologies Corp. (x)*	39,253	319,912
Advanced Energy Industries, Inc.*	60,580	3,408,837
Alpha & Omega Semiconductor Ltd.*	31,147	290,913
Ambarella, Inc.*	50,253	2,217,665
Amkor Technology, Inc.*	162,432	1,211,743
Aquantia Corp.*	44,759	583,210
Axcelis Technologies, Inc.*	50,315	757,241
AXT, Inc.*	55,535	219,918
Brooks Automation, Inc.	112,949	4,376,774
Cabot Microelectronics Corp.	46,152	5,080,412
CEVA, Inc.*	34,556	841,439
Cirrus Logic, Inc.*	94,320	4,121,784
Cohu, Inc.	62,175	959,360
Diodes, Inc.*	65,341	2,376,452
DSP Group, Inc.*	34,662	497,746
FormFactor, Inc.*	116,098	1,819,256
GSI Technology, Inc.*	24,310	208,337
Ichor Holdings Ltd.*	35,395	836,738
Impinj, Inc. (x)*	24,308	695,695
Inphi Corp.*	71,540	3,584,154
Lattice Semiconductor Corp.*	198,441	2,895,254
MACOM Technology Solutions Holdings, Inc.*	71,144	1,076,409
MaxLinear, Inc.*	103,736	2,431,572
Nanometrics, Inc.*	36,243	1,257,994
NeoPhotonics Corp.*	57,156	238,912
NVE Corp.	7,665	533,714
PDF Solutions, Inc.*	41,938	550,226
Photronics, Inc.*	104,315	855,383
Power Integrations, Inc.	45,070	3,613,713
Rambus, Inc.*	175,750	2,116,030
Rudolph Technologies, Inc.*	49,461	1,366,607
Semtech Corp.*	104,878	5,039,388
Silicon Laboratories, Inc.*	68,413	7,073,904
SMART Global Holdings, Inc.*	19,552	449,500
SunPower Corp. (x)*	97,971	1,047,310
Synaptics, Inc.*	54,437	1,586,294
Ultra Clean Holdings, Inc.*	59,977	834,880
Veeco Instruments, Inc.*	74,503	910,427
Xperi Corp.	78,375	1,613,741

		69,898,844

Software (4.2%)
8x8, Inc.*	149,177	3,595,166
A10 Networks, Inc.*	88,894	606,257
ACI Worldwide, Inc.*	176,618	6,065,062
Agilysys, Inc.*	28,146	604,295
Alarm.com Holdings, Inc.*	58,470	3,128,145
Altair Engineering, Inc., Class A (x)*	61,352	2,478,007
Amber Road, Inc.*	39,779	519,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
American Software, Inc., Class A	42,914	$564,319
Appfolio, Inc., Class A*	24,507	2,506,331
Appian Corp.*	49,624	1,789,938
Avaya Holdings Corp.*	176,495	2,102,055
Benefitfocus, Inc.*	47,149	1,280,095
Blackbaud, Inc.	77,759	6,492,877
Blackline, Inc.*	68,068	3,642,319
Bottomline Technologies DE, Inc.*	68,188	3,016,637
Box, Inc., Class A*	228,035	4,015,696
Carbon Black, Inc.*	88,782	1,484,435
ChannelAdvisor Corp.*	38,988	341,535
Cision Ltd.*	145,706	1,709,131
Cloudera, Inc.*	375,668	1,976,014
CommVault Systems, Inc.*	54,428	2,700,717
Cornerstone OnDemand, Inc.*	89,124	5,162,953
Digimarc Corp. (x)*	17,738	787,390
Digital Turbine, Inc.*	123,124	615,620
Domo, Inc., Class B (x)*	27,490	751,027
Ebix, Inc. (x)	37,786	1,897,613
eGain Corp.*	32,427	263,956
Envestnet, Inc.*	76,035	5,198,513
Everbridge, Inc.*	51,900	4,640,898
Five9, Inc.*	93,665	4,804,078
ForeScout Technologies, Inc.*	64,594	2,187,153
GTY Technology Holdings, Inc.*	48,048	329,129
Ideanomics, Inc.*	81,390	200,219
Instructure, Inc.*	53,544	2,275,620
Intelligent Systems Corp.*	10,850	312,372
j2 Global, Inc.	74,218	6,597,238
LivePerson, Inc.*	96,803	2,714,356
Majesco*	13,897	129,381
MicroStrategy, Inc., Class A*	13,227	1,895,561
Mitek Systems, Inc.*	49,503	492,060
MobileIron, Inc.*	152,180	943,516
Model N, Inc.*	51,656	1,007,292
Monotype Imaging Holdings, Inc.	64,077	1,079,057
OneSpan, Inc.*	49,481	701,146
Progress Software Corp.	70,763	3,086,682
PROS Holdings, Inc.*	52,359	3,312,230
Q2 Holdings, Inc.*	63,761	4,868,790
QAD, Inc., Class A	16,956	681,801
QAD, Inc., Class B	249	7,345
Qualys, Inc.*	54,117	4,712,508
Rapid7, Inc.*	76,552	4,427,768
Rimini Street, Inc.*	31,384	166,335
SailPoint Technologies Holding, Inc.*	136,449	2,734,438
SecureWorks Corp., Class A (x)*	14,823	196,998
SharpSpring, Inc.*	13,633	177,093
ShotSpotter, Inc. (x)*	12,766	564,257
SPS Commerce, Inc.*	28,587	2,921,877
SVMK, Inc.*	133,516	2,204,349
Synchronoss Technologies, Inc.*	60,885	481,600
Telaria, Inc.*	65,206	490,349
Telenav, Inc.*	46,275	370,200
Tenable Holdings, Inc.*	58,912	1,681,349
TiVo Corp.	190,826	1,406,388
Upland Software, Inc.*	35,760	1,628,153
Varonis Systems, Inc.*	47,186	2,922,701
Verint Systems, Inc.*	104,128	5,600,004
VirnetX Holding Corp. (x)*	93,001	577,536
Workiva, Inc.*	55,772	3,239,795
Yext, Inc.*	147,909	2,971,492
Zix Corp.*	82,025	745,607
Zuora, Inc., Class A*	135,639	2,077,989

		149,860,327

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp. (x)*	180,765	1,644,962
AstroNova, Inc.	10,879	281,113
Avid Technology, Inc.*	44,524	406,059
Cray, Inc.*	64,970	2,262,255
Diebold Nixdorf, Inc.*	122,206	1,119,407
Electronics For Imaging, Inc.*	68,701	2,535,754
Immersion Corp.*	49,608	377,517
Sonim Technologies, Inc.*	5,732	72,968
Stratasys Ltd.*	81,818	2,402,995

		11,103,030

Total Information Technology		417,617,019

Materials (3.5%)
Chemicals (1.8%)
Advanced Emissions Solutions, Inc. (x)	24,884	314,534
AdvanSix, Inc.*	47,119	1,151,117
American Vanguard Corp.	46,604	718,168
Amyris, Inc. (x)*	49,806	177,309
Balchem Corp.	51,242	5,122,663
Chase Corp.	11,644	1,253,360
Ferro Corp.*	125,842	1,988,304
Flotek Industries, Inc. (x)*	86,180	285,256
FutureFuel Corp.	39,460	461,287
GCP Applied Technologies, Inc.*	86,059	1,948,376
Hawkins, Inc.	15,856	688,309
HB Fuller Co.	81,046	3,760,534
Ingevity Corp.*	66,914	7,037,345
Innophos Holdings, Inc.	30,566	889,776
Innospec, Inc.	38,683	3,529,437
Intrepid Potash, Inc.*	158,847	533,726
Koppers Holdings, Inc.*	31,579	927,160
Kraton Corp.*	48,667	1,512,084
Kronos Worldwide, Inc.	34,768	532,646
Livent Corp.*	227,248	1,572,556
LSB Industries, Inc.*	32,279	125,888
Marrone Bio Innovations, Inc. (x)*	79,345	119,018
Minerals Technologies, Inc.	56,059	2,999,717
OMNOVA Solutions, Inc.*	65,164	405,972
Orion Engineered Carbons SA	94,798	2,029,625
PolyOne Corp.	121,918	3,827,006
PQ Group Holdings, Inc.*	59,326	940,317
Quaker Chemical Corp.	20,881	4,236,337
Rayonier Advanced Materials, Inc. (x)	79,066	513,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sensient Technologies Corp.	67,424	$4,954,316
Stepan Co.	32,575	2,993,968
Trecora Resources*	32,064	306,853
Tredegar Corp.	41,749	693,868
Trinseo SA	65,071	2,755,106
Tronox Holdings plc, Class A	152,872	1,953,704
Valhi, Inc.	38,926	115,610

		63,374,390

Construction Materials (0.1%)
Forterra, Inc. (x)*	30,385	151,013
Summit Materials, Inc., Class A*	179,076	3,447,213
United States Lime & Minerals, Inc.	3,143	251,440
US Concrete, Inc. (x)*	25,252	1,254,772

		5,104,438

Containers & Packaging (0.1%)
Greif, Inc., Class A	40,157	1,307,110
Greif, Inc., Class B	8,783	383,378
Myers Industries, Inc.	55,902	1,077,232
UFP Technologies, Inc.*	10,667	443,854

		3,211,574

Metals & Mining (1.1%)
AK Steel Holding Corp. (x)*	494,603	1,172,209
Allegheny Technologies, Inc.*	200,178	5,044,486
Carpenter Technology Corp.	74,958	3,596,485
Century Aluminum Co. (x)*	78,417	541,861
Cleveland-Cliffs, Inc. (x)	449,848	4,799,878
Coeur Mining, Inc.*	323,240	1,402,862
Commercial Metals Co.	187,658	3,349,695
Compass Minerals International, Inc.	52,207	2,868,775
Gold Resource Corp.	86,099	291,015
Haynes International, Inc.	19,474	619,468
Hecla Mining Co.	766,626	1,379,927
Kaiser Aluminum Corp.	24,449	2,386,467
Materion Corp.	31,624	2,144,423
Mayville Engineering Co., Inc.*	10,033	138,455
Novagold Resources, Inc.*	368,313	2,176,730
Olympic Steel, Inc.	14,860	202,839
Ramaco Resources, Inc.*	8,337	44,353
Ryerson Holding Corp.*	27,264	227,109
Schnitzer Steel Industries, Inc., Class A	41,128	1,076,320
SunCoke Energy, Inc.*	128,087	1,137,412
Synalloy Corp.	11,453	178,896
TimkenSteel Corp.*	61,277	498,182
Warrior Met Coal, Inc.	82,263	2,148,710
Worthington Industries, Inc.	61,074	2,458,839

		39,885,396

Paper & Forest Products (0.4%)
Boise Cascade Co.	61,046	1,716,003
Clearwater Paper Corp.*	25,137	464,783
Louisiana-Pacific Corp.	197,570	5,180,285
Neenah, Inc.	26,185	1,768,797
PH Glatfelter Co.	68,222	1,151,587
Schweitzer-Mauduit International, Inc.	46,342	1,537,628
Verso Corp., Class A*	54,278	1,033,996

		12,853,079

Total Materials		124,428,877

Real Estate (6.9%)
Equity Real Estate Investment Trusts (REITs) (6.3%)
Acadia Realty Trust (REIT)	129,587	3,546,796
Agree Realty Corp. (REIT)	59,857	3,833,841
Alexander & Baldwin, Inc. (REIT)	109,204	2,522,612
Alexander’s, Inc. (REIT)	3,392	1,256,058
American Assets Trust, Inc. (REIT)	74,072	3,490,273
American Finance Trust, Inc. (REIT)	170,148	1,854,613
Armada Hoffler Properties, Inc. (REIT)	82,871	1,371,515
Ashford Hospitality Trust, Inc. (REIT)	143,259	425,479
Bluerock Residential Growth REIT, Inc. (REIT)	38,695	454,666
Braemar Hotels & Resorts, Inc. (REIT)	47,792	473,141
BRT Apartments Corp. (REIT)	14,606	206,383
CareTrust REIT, Inc. (REIT)	151,958	3,613,561
CatchMark Timber Trust, Inc. (REIT), Class A	78,020	815,309
CBL & Associates Properties, Inc. (REIT) (x)	280,191	291,399
Cedar Realty Trust, Inc. (REIT)	136,465	361,632
Chatham Lodging Trust (REIT)	73,031	1,378,095
Chesapeake Lodging Trust (REIT)	95,018	2,700,412
CIM Commercial Trust Corp. (REIT)	6,095	125,679
City Office REIT, Inc. (REIT)	61,689	739,651
Clipper Realty, Inc. (REIT)	22,931	256,369
Community Healthcare Trust, Inc. (REIT)	28,885	1,138,358
CoreCivic, Inc. (REIT)	189,613	3,936,366
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	20,478	812,157
CorePoint Lodging, Inc. (REIT)	65,667	813,614
DiamondRock Hospitality Co. (REIT)	320,517	3,314,146
Easterly Government Properties, Inc. (REIT)	108,616	1,967,036
EastGroup Properties, Inc. (REIT)	57,788	6,702,252
Essential Properties Realty Trust, Inc. (REIT)	78,852	1,580,194
Farmland Partners, Inc. (REIT) (x)	50,316	354,728
First Industrial Realty Trust, Inc. (REIT)	200,710	7,374,085
Four Corners Property Trust, Inc. (REIT)	109,017	2,979,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Street Properties Corp. (REIT)	166,112	$1,225,907
Front Yard Residential Corp. (REIT)	79,575	972,406
GEO Group, Inc. (The) (REIT)	189,423	3,979,777
Getty Realty Corp. (REIT)	53,107	1,633,571
Gladstone Commercial Corp. (REIT)	47,646	1,011,048
Gladstone Land Corp. (REIT) (x)	25,957	299,284
Global Medical REIT, Inc. (REIT)	48,961	514,090
Global Net Lease, Inc. (REIT)	134,313	2,635,221
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	97,973	2,760,879
Healthcare Realty Trust, Inc. (REIT)	203,650	6,378,318
Hersha Hospitality Trust (REIT)	55,924	924,983
Independence Realty Trust, Inc. (REIT)	143,209	1,656,928
Industrial Logistics Properties Trust (REIT)	103,152	2,147,625
Innovative Industrial Properties, Inc. (REIT) (x)	14,919	1,843,392
Investors Real Estate Trust (REIT)	18,746	1,099,828
iStar, Inc. (REIT)	102,182	1,269,100
Jernigan Capital, Inc. (REIT) (x)	33,159	679,760
Kite Realty Group Trust (REIT)	131,871	1,995,208
Lexington Realty Trust (REIT)	364,615	3,431,027
LTC Properties, Inc. (REIT)	62,655	2,860,827
Mack-Cali Realty Corp. (REIT)	144,316	3,361,120
Monmouth Real Estate Investment Corp. (REIT)	145,084	1,965,888
National Health Investors, Inc. (REIT)	66,622	5,198,515
National Storage Affiliates Trust (REIT)	90,596	2,621,848
New Senior Investment Group, Inc. (REIT) (x)	131,765	885,461
NexPoint Residential Trust, Inc. (REIT)	29,796	1,233,554
NorthStar Realty Europe Corp. (REIT)	70,398	1,156,639
Office Properties Income Trust (REIT)	75,924	1,994,523
One Liberty Properties, Inc. (REIT)	24,499	709,491
Pebblebrook Hotel Trust (REIT)	206,994	5,833,091
Pennsylvania REIT (REIT) (x)	110,493	718,205
Physicians Realty Trust (REIT)	295,530	5,154,043
Piedmont Office Realty Trust, Inc. (REIT), Class A	199,302	3,972,089
PotlatchDeltic Corp. (REIT)	105,271	4,103,464
Preferred Apartment Communities, Inc. (REIT), Class A (x)	68,932	1,030,533
PS Business Parks, Inc. (REIT)	31,854	5,368,355
QTS Realty Trust, Inc. (REIT), Class A	87,103	4,022,417
Retail Opportunity Investments Corp. (REIT)	179,222	3,070,073
Retail Value, Inc. (REIT)	23,738	826,082
Rexford Industrial Realty, Inc. (REIT)	165,289	6,672,717
RLJ Lodging Trust (REIT)	274,056	4,861,753
RPT Realty (REIT)	125,155	1,515,627
Ryman Hospitality Properties, Inc. (REIT)	73,039	5,922,733
Sabra Health Care REIT, Inc. (REIT)	284,819	5,608,086
Safehold, Inc. (REIT) (x)	13,379	404,046
Saul Centers, Inc. (REIT)	18,911	1,061,474
Senior Housing Properties Trust (REIT)	268,114	2,217,303
Seritage Growth Properties (REIT), Class A (x)	52,008	2,234,264
Spirit MTA REIT (REIT)	71,148	593,374
STAG Industrial, Inc. (REIT)	201,318	6,087,856
Summit Hotel Properties, Inc. (REIT)	164,756	1,889,751
Sunstone Hotel Investors, Inc. (REIT)	363,287	4,980,665
Tanger Factory Outlet Centers, Inc. (REIT) (x)	145,425	2,357,339
Terreno Realty Corp. (REIT)	98,917	4,850,890
UMH Properties, Inc. (REIT)	55,742	691,758
Uniti Group, Inc. (REIT)	294,516	2,797,902
Universal Health Realty Income Trust (REIT)	20,406	1,733,082
Urban Edge Properties (REIT)	183,203	3,174,908
Urstadt Biddle Properties, Inc. (REIT), Class A	47,065	988,365
Washington Prime Group, Inc. (REIT) (x)	297,344	1,135,854
Washington REIT (REIT)	127,664	3,412,459
Whitestone REIT (REIT)	61,897	785,473
Xenia Hotels & Resorts, Inc. (REIT)	180,408	3,761,507

		222,973,611

Real Estate Management & Development (0.6%)
Altisource Portfolio Solutions SA*	15,080	296,473
American Realty Investors, Inc.*	4,332	59,088
Consolidated-Tomoka Land Co.	7,941	474,078
Cushman & Wakefield plc*	163,067	2,915,638
eXp World Holdings, Inc.*	25,377	282,446
Forestar Group, Inc. (x)*	16,763	327,717
FRP Holdings, Inc.*	11,312	630,870
Griffin Industrial Realty, Inc.	1,853	65,504
HFF, Inc., Class A	60,880	2,768,822
Kennedy-Wilson Holdings, Inc.	195,276	4,016,827
Marcus & Millichap, Inc.*	36,541	1,127,290
Maui Land & Pineapple Co., Inc.*	10,742	110,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Newmark Group, Inc., Class A	234,542	$2,106,187
Rafael Holdings, Inc., Class B*	16,771	482,166
RE/MAX Holdings, Inc., Class A	28,435	874,661
Realogy Holdings Corp.	181,082	1,311,034
Redfin Corp. (x)*	140,486	2,525,938
RMR Group, Inc. (The), Class A	11,373	534,304
St Joe Co. (The)*	56,941	983,940
Stratus Properties, Inc.*	9,341	302,929
Tejon Ranch Co.*	33,411	554,288
Transcontinental Realty Investors, Inc. (x)*	2,233	57,232

		22,807,967

Total Real Estate		245,781,578

Utilities (3.4%)
Electric Utilities (0.9%)
ALLETE, Inc.	82,514	6,865,990
El Paso Electric Co.	64,606	4,225,232
Genie Energy Ltd., Class B	22,887	243,746
MGE Energy, Inc.	55,544	4,059,155
Otter Tail Corp.	62,748	3,313,722
PNM Resources, Inc.	126,538	6,442,050
Portland General Electric Co.	142,899	7,740,839
Spark Energy, Inc., Class A (x)	17,709	198,164

		33,088,898

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	25,427	2,416,073
New Jersey Resources Corp.	141,319	7,033,447
Northwest Natural Holding Co.	45,812	3,183,934
ONE Gas, Inc.	83,157	7,509,077
RGC Resources, Inc.	11,377	347,226
South Jersey Industries, Inc.	147,426	4,972,679
Southwest Gas Holdings, Inc.	84,958	7,613,936
Spire, Inc.	79,128	6,640,422

		39,716,794

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	170,447	412,482
Clearway Energy, Inc., Class A	54,686	884,820
Clearway Energy, Inc., Class C	115,504	1,947,397
Ormat Technologies, Inc.	63,156	4,003,459
Pattern Energy Group, Inc., Class A	140,555	3,245,415
TerraForm Power, Inc., Class A	114,834	1,642,126

		12,135,699

Multi-Utilities (0.6%)
Avista Corp.	104,442	4,658,113
Black Hills Corp.	96,087	7,511,121
NorthWestern Corp.	80,618	5,816,588
Unitil Corp.	22,857	1,368,906

		19,354,728

Water Utilities (0.5%)
American States Water Co.	58,356	4,390,706
AquaVenture Holdings Ltd.*	18,959	378,611
Artesian Resources Corp., Class A	12,728	473,100
Cadiz, Inc. (x)*	37,363	420,334
California Water Service Group	76,502	3,873,296
Connecticut Water Service, Inc.	19,116	1,332,768
Consolidated Water Co. Ltd.	22,955	327,338
Global Water Resources, Inc.	16,448	171,717
Middlesex Water Co.	25,512	1,511,586
Pure Cycle Corp.*	26,568	281,621
SJW Group	41,890	2,545,655
York Water Co. (The)	20,549	734,010

		16,440,742

Total Utilities		120,736,861

Total Common Stocks (90.0%) (Cost $2,703,948,000)		3,187,201,372

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Schulman, Inc., CVR (r)*	40,667	15,952

Total Consumer Staples		15,952

Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR (r)(x)*	987	—

Pharmaceuticals (0.0%)
Corium International, Inc., CVR (r)(x)*	40,395	5,453
Omthera Pharmaceuticals, Inc., CVR (r)*	4,193	—

		5,453

Total Health Care		5,453

Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 7/18/19*	51,390	2,176

Road & Rail (0.0%)
Hertz Global Holdings, Inc., expiring 7/12/19*	86,085	167,865

Total Industrials		170,041

Total Rights (0.0%) (Cost $269,463)		191,446

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.7%)
JPMorgan Prime Money Market Fund, IM Shares	198,849,486	198,929,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.0%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $200,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $204,000. (xx)	$200,000	$200,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $27,199, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $27,737. (xx)	27,193	27,193
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $12,505,858, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $12,750,000. (xx)	12,500,000	12,500,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,854,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,891,094. (xx)	1,853,627	1,853,627
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $18,278,594, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $19,992,534. (xx)	18,269,500	18,269,500
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $19,008,793, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/25/19-2/15/49; total market value $19,380,000. (xx)	19,000,000	19,000,000
Societe Generale SA, 2.50%, dated 6/28/19, due 7/5/19, repurchase price $20,009,722, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $21,551,362. (xx)	20,000,000	20,000,000

Total Repurchase Agreements		71,850,320

Total Short-Term Investments (7.7%) (Cost $270,739,029)		270,779,346

Total Investments in Securities (97.7%) (Cost $2,974,956,492)		3,458,172,164
Other Assets Less Liabilities (2.3%)		82,368,262

Net Assets (100%)		$3,540,540,426

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $209,583,253. This was collateralized by $145,517,719 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $71,850,320 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc.	12,395	263,518	—	—	—	11,403	274,921	—	—
PennyMac Mortgage Investment Trust (REIT)	119,969	1,737,823	581,624	—	—	299,476	2,618,923	43,866	—

Total		2,001,341	581,624	—	—	310,879	2,893,844	43,866	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	4,589	9/2019	USD	359,571,095	7,709,482

					7,709,482

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$81,939,873	$—	$—	$81,939,873
Consumer Discretionary	352,228,295	327,479	—	352,555,774
Consumer Staples	88,339,339	250,568	—	88,589,907
Energy	129,894,968	—	—	129,894,968
Financials	568,250,796	—	—	568,250,796
Health Care	550,239,970	—	—	550,239,970
Industrials	506,941,253	224,496	—	507,165,749
Information Technology	417,617,019	—	—	417,617,019
Materials	124,428,877	—	—	124,428,877
Real Estate	245,716,074	65,504	—	245,781,578
Utilities	120,736,861	—	—	120,736,861
Futures	7,709,482	—	—	7,709,482
Rights
Consumer Staples	—	—	15,952	15,952
Health Care	—	—	5,453	5,453
Industrials	167,865	2,176	—	170,041

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	$198,929,026	$—	$—	$198,929,026
Repurchase Agreements	—	71,850,320	—	71,850,320

Total Assets	$3,393,139,698	$72,720,543	$21,405	$3,465,881,646

Total Liabilities	$—	$—	$—	$—

Total	$3,393,139,698	$72,720,543	$21,405	$3,465,881,646

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$7,709,482	*

Total		$7,709,482

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$37,901,307	$37,901,307

Total	$37,901,307	$37,901,307

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$8,858,933	$8,858,933

Total	$8,858,933	$8,858,933

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $331,138,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 1%)*	$339,130,160
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 4%)*	$490,124,134

* During the six months ended June 30, 2019, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$882,181,034
Aggregate gross unrealized depreciation	(387,262,172)

Net unrealized appreciation	$494,918,862

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,970,962,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $2,773,216)	$2,893,844
Unaffiliated Issuers (Cost $2,900,332,956)	3,383,428,000
Repurchase Agreements (Cost $71,850,320)	71,850,320
Cash	165,083,435
Cash held as collateral at broker for futures	19,440,600
Receivable for securities sold	268,889,038
Due from broker for futures variation margin	4,331,844
Dividends, interest and other receivables	3,744,149
Receivable for Portfolio shares sold	620,709
Securities lending income receivable	205,425
Other assets	37,857

Total assets	3,920,525,221

LIABILITIES
Payable for securities purchased	305,469,914
Payable for return of collateral on securities loaned	71,850,320
Investment management fees payable	1,239,377
Payable for Portfolio shares redeemed	826,618
Administrative fees payable	344,104
Distribution fees payable – Class IB	109,971
Accrued expenses	144,491

Total liabilities	379,984,795

NET ASSETS	$3,540,540,426

Net assets were comprised of:
Paid in capital	$2,905,078,003
Total distributable earnings (loss)	635,462,423

Net assets	$3,540,540,426

Class IB
Net asset value, offering and redemption price per share, $548,083,267 / 27,031,129 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.28

Class K
Net asset value, offering and redemption price per share, $2,992,457,159 / 146,413,439 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.44

(x)	Includes value of securities on loan of $209,583,253.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($43,866 of dividend income received from affiliates) (net of $2,938 foreign withholding tax)	$26,093,614
Interest	1,684,070
Securities lending (net)	1,763,465

Total income	29,541,149

EXPENSES
Investment management fees	7,628,397
Administrative fees	2,147,574
Distribution fees – Class IB	680,321
Printing and mailing expenses	125,971
Professional fees	69,221
Custodian fees	63,009
Trustees’ fees	52,428
Miscellaneous	43,463

Total expenses	10,810,384

NET INVESTMENT INCOME (LOSS)	18,730,765

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	122,202,091
Futures contracts	37,901,307

Net realized gain (loss)	160,103,398

Change in unrealized appreciation (depreciation) on:
Investments in securities ($310,879 of change in unrealized appreciation (depreciation) from affiliates)	340,371,485
Futures contracts	8,858,933

Net change in unrealized appreciation (depreciation)	349,230,418

NET REALIZED AND UNREALIZED GAIN (LOSS)	509,333,816

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$528,064,581

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,730,765	$31,465,236
Net realized gain (loss)	160,103,398	177,035,186
Net change in unrealized appreciation (depreciation)	349,230,418	(603,573,281)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	528,064,581	(395,072,859)

Distributions to shareholders:
Class IB	—	(40,011,567)
Class K	—	(212,251,607)

Total distributions to shareholders	—	(252,263,174)

Tax return of capital:
Class IA	—	—
Class IB	—	(310,795)
Class K	—	(1,648,694)

Total	—	(1,959,489)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 423,788 and 932,585 shares, respectively ]	8,218,838	20,547,784
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,152,953 shares, respectively ]	—	40,322,362
Capital shares repurchased [ (1,889,766) and (4,241,599) shares, respectively ]	(37,359,629)	(94,374,812)

Total Class IB transactions	(29,140,791)	(33,504,666)

Class K
Capital shares sold [ 9,681,252 and 20,357,295 shares, respectively ]	183,650,171	393,642,920
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,354,325 shares, respectively ]	—	213,900,301
Capital shares repurchased [ (17,580,879) and (10,668,307) shares, respectively ]	(345,957,557)	(225,797,019)

Total Class K transactions	(162,307,386)	381,746,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(191,448,177)	348,241,536

TOTAL INCREASE (DECREASE) IN NET ASSETS	336,616,404	(301,053,986)
NET ASSETS:
Beginning of period	3,203,924,022	3,504,978,008

End of period	$3,540,540,426	$3,203,924,022

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡	Year Ended December 31, 2014
Net asset value, beginning of year	$18.93	$19.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01
Net realized and unrealized gain (loss)	0.97	0.75

Total from investment operations	0.98	0.76

Less distributions:
Dividends from net investment income	—	(0.02)
Distributions from net realized gains	—	(0.94)

Total dividends and distributions	—	(0.96)

Net asset value, end of year	$19.91	$18.93

Total return (b)	5.18%	4.06%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—	$2
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.88%
Before waivers and reimbursements (a)(f)	0.87%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.13%	0.08%
Before waivers and reimbursements (a)(f)	0.13%	0.08%
Portfolio turnover rate ^	20%	19%

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$17.43	$21.40	$20.03	$17.02	$18.81	$19.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.15	0.11	0.12	0.06	0.02
Net realized and unrealized gain (loss)	2.76	(2.59)	2.62	3.37	(1.03)	0.73

Total from investment operations	2.85	(2.44)	2.73	3.49	(0.97)	0.75

Less distributions:
Dividends from net investment income	—	(0.16)	(0.13)	(0.12)	(0.06)	(0.02)
Distributions from net realized gains	—	(1.36)	(1.23)	(0.36)	(0.76)	(0.94)
Return of capital	—	(0.01)	—	—	—	—

Total dividends and distributions	—	(1.53)	(1.36)	(0.48)	(0.82)	(0.96)

Net asset value, end of period	$20.28	$17.43	$21.40	$20.03	$17.02	$18.81

Total return (b)	16.35%	(11.91)%	13.90%	20.49%	(5.09)%	4.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$548,083	$496,605	$634,474	$628,298	$590,553	$691,603
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83%	0.83%	0.84%	0.84%	0.85%	0.87%
Before waivers and reimbursements (a)(f)	0.83%	0.83%	0.84%	0.85%	0.85%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.66%	0.55%	0.69%	0.29%	0.08%
Before waivers and reimbursements (a)(f)	0.87%	0.66%	0.55%	0.68%	0.29%	0.08%
Portfolio turnover rate (z)^	11%	19%	16%	18%	20%	19%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$17.54	$21.54	$20.16	$17.12	$18.92	$19.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.21	0.17	0.17	0.11	0.07
Net realized and unrealized gain (loss)	2.79	(2.62)	2.63	3.40	(1.05)	0.73

Total from investment operations	2.90	(2.41)	2.80	3.57	(0.94)	0.80

Less distributions:
Dividends from net investment income	—	(0.22)	(0.19)	(0.17)	(0.10)	(0.06)
Distributions from net realized gains	—	(1.36)	(1.23)	(0.36)	(0.76)	(0.94)
Return of capital	—	(0.01)	—	—	—	—

Total dividends and distributions	—	(1.59)	(1.42)	(0.53)	(0.86)	(1.00)

Net asset value, end of period	$20.44	$17.54	$21.54	$20.16	$17.12	$18.92

Total return (b)	16.53%	(11.72)%	14.12%	20.86%	(4.87)%	4.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,992,457	$2,707,319	$2,870,504	$2,490,931	$1,980,593	$1,854,582
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58%	0.58%	0.59%	0.59%	0.60%	0.62%
Before waivers and reimbursements (a)(f)	0.58%	0.58%	0.59%	0.60%	0.60%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.12%	0.93%	0.80%	0.95%	0.56%	0.35%
Before waivers and reimbursements (a)(f)	1.12%	0.93%	0.80%	0.94%	0.56%	0.35%
Portfolio turnover rate (z)^	11%	19%	16%	18%	20%	19%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$388,058,454	16.8%
Industrials	304,034,943	13.2
Consumer Staples	239,739,171	10.4
Consumer Discretionary	228,777,048	9.9
Health Care	228,595,698	9.9
Materials	151,932,658	6.6
Information Technology	137,547,371	5.9
Energy	115,089,184	5.0
Communication Services	110,481,696	4.8
Real Estate	73,780,252	3.2
Utilities	73,735,284	3.2
Repurchase Agreements	44,987,451	1.9
Cash and Other	213,220,224	9.2

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,137.66	$4.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.55	4.29
Class K
Actual	1,000.00	1,138.67	3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.79	3.04

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.1%)
AGL Energy Ltd.	95,668	$1,343,946
Alumina Ltd.	366,195	599,013
AMP Ltd.	443,891	660,663
APA Group	169,404	1,284,445
Aristocrat Leisure Ltd.	84,714	1,827,025
ASX Ltd.	29,286	1,693,547
Aurizon Holdings Ltd.	289,090	1,095,960
AusNet Services	286,920	377,685
Australia & New Zealand Banking Group Ltd.	421,031	8,338,447
Bank of Queensland Ltd. (x)	55,850	373,666
Bendigo & Adelaide Bank Ltd.	68,247	554,830
BHP Group Ltd.	431,614	12,472,081
BHP Group plc	309,452	7,918,719
BlueScope Steel Ltd.	85,107	719,980
Boral Ltd.	164,889	592,693
Brambles Ltd.	235,079	2,125,679
Caltex Australia Ltd.	37,687	654,839
Challenger Ltd.	75,914	353,882
CIMIC Group Ltd.	14,096	443,048
Coca-Cola Amatil Ltd.	73,077	524,324
Cochlear Ltd.	8,145	1,182,752
Coles Group Ltd.*	169,177	1,585,589
Commonwealth Bank of Australia	260,048	15,112,871
Computershare Ltd.	68,103	775,028
Crown Resorts Ltd.	50,305	439,692
CSL Ltd.	66,284	10,004,956
Dexus (REIT)	160,353	1,461,234
Domino’s Pizza Enterprises Ltd. (x)	8,095	213,912
Flight Centre Travel Group Ltd. (x)	6,786	197,949
Fortescue Metals Group Ltd.	233,364	1,477,775
Goodman Group (REIT)	236,743	2,498,067
GPT Group (The) (REIT)	259,988	1,122,526
Harvey Norman Holdings Ltd. (x)	102,208	292,043
Incitec Pivot Ltd.	250,687	600,142
Insurance Australia Group Ltd.	342,173	1,984,238
Lendlease Group (x)	79,971	729,867
Macquarie Group Ltd. (x)	47,619	4,191,903
Medibank Pvt Ltd.	390,305	956,308
Mirvac Group (REIT)	531,046	1,166,929
National Australia Bank Ltd. (x)	408,007	7,653,712
Newcrest Mining Ltd.	111,364	2,497,950
Oil Search Ltd.	191,751	951,755
Orica Ltd.	55,396	788,316
Origin Energy Ltd.	259,136	1,329,882
QBE Insurance Group Ltd.	194,501	1,615,380
Ramsay Health Care Ltd.	19,866	1,007,526
REA Group Ltd.	8,106	546,546
Rio Tinto Ltd.	54,383	3,961,514
Rio Tinto plc	171,940	10,656,825
Santos Ltd.	268,132	1,332,754
Scentre Group (REIT)	779,025	2,100,152
SEEK Ltd.	53,134	789,326
Sonic Healthcare Ltd.	61,772	1,175,247
South32 Ltd.	768,738	1,716,222
Stockland (REIT)	356,688	1,044,221
Suncorp Group Ltd.	192,136	1,816,956
Sydney Airport	162,381	916,557
Tabcorp Holdings Ltd.	277,016	865,432
Telstra Corp. Ltd.	602,046	1,627,266
TPG Telecom Ltd.	64,637	292,237
Transurban Group	386,612	4,000,745
Treasury Wine Estates Ltd.	106,044	1,110,767
Vicinity Centres (REIT)	475,722	818,252
Washington H Soul Pattinson & Co. Ltd.	15,028	232,003
Wesfarmers Ltd.	166,243	4,220,266
Westpac Banking Corp.	503,253	10,019,836
Woodside Petroleum Ltd.	137,161	3,501,245
Woolworths Group Ltd.	192,423	4,489,059
WorleyParsons Ltd. (x)	44,783	462,481

		163,488,683

Austria (0.2%)
ANDRITZ AG (x)	10,219	384,623
Erste Group Bank AG	43,168	1,602,178
OMV AG	22,504	1,096,501
Raiffeisen Bank International AG	21,548	505,481
Verbund AG	9,497	496,756
voestalpine AG (x)	17,026	526,018

		4,611,557

Belgium (0.9%)
Ageas	26,151	1,359,246
Anheuser-Busch InBev SA/NV	111,639	9,881,375
Colruyt SA	9,355	542,516
Groupe Bruxelles Lambert SA	11,691	1,146,992
KBC Group NV	36,761	2,409,406
Proximus SADP	21,336	628,849
Solvay SA	10,562	1,094,116
Telenet Group Holding NV	7,997	445,576
UCB SA	19,111	1,584,633
Umicore SA (x)	30,942	992,193

		20,084,902

Chile (0.0%)
Antofagasta plc	57,953	684,161

China (0.2%)
BeiGene Ltd. (ADR)*	4,550	563,973
BOC Hong Kong Holdings Ltd.	550,500	2,166,990
Yangzijiang Shipbuilding Holdings Ltd.	339,927	384,396

		3,115,359

Colombia (0.0%)
Millicom International Cellular SA (SDR)	10,041	564,973

Denmark (1.5%)
AP Moller – Maersk A/S, Class A	549	637,307
AP Moller – Maersk A/S, Class B	958	1,188,278
Carlsberg A/S, Class B	15,444	2,047,389
Chr Hansen Holding A/S	14,823	1,391,939
Coloplast A/S, Class B	17,304	1,955,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Danske Bank A/S	107,031	$1,691,684
Demant A/S*	15,347	477,186
DSV A/S	27,545	2,704,921
Genmab A/S*	8,958	1,647,175
H Lundbeck A/S	10,070	397,790
ISS A/S	23,423	706,884
Novo Nordisk A/S, Class B	252,860	12,885,396
Novozymes A/S, Class B	32,014	1,492,879
Orsted A/S (m)	28,261	2,443,720
Pandora A/S	16,491	586,618
Tryg A/S	16,553	538,137
Vestas Wind Systems A/S	28,631	2,473,097

		35,265,887

Finland (1.0%)
Elisa OYJ	21,503	1,049,195
Fortum OYJ	65,688	1,451,674
Kone OYJ, Class B	49,654	2,930,355
Metso OYJ	16,145	634,285
Neste OYJ	57,198	1,940,789
Nokia OYJ	825,108	4,096,313
Nokian Renkaat OYJ	17,545	547,838
Nordea Bank Abp	445,037	3,231,091
Orion OYJ, Class B	15,041	551,234
Sampo OYJ, Class A	63,943	3,017,448
Stora Enso OYJ, Class R	83,754	984,271
UPM-Kymmene OYJ	76,060	2,021,220
Wartsila OYJ Abp	65,791	954,214

		23,409,927

France (9.9%)
Accor SA	27,677	1,188,050
Aeroports de Paris	4,238	747,913
Air Liquide SA	62,749	8,779,849
Airbus SE	85,305	12,093,998
Alstom SA	22,549	1,046,131
Amundi SA (m)	8,389	585,703
Arkema SA	10,649	990,272
Atos SE	14,034	1,173,237
AXA SA‡	284,052	7,461,196
BioMerieux	5,748	476,151
BNP Paribas SA	164,804	7,826,703
Bollore SA	124,405	548,868
Bouygues SA	32,750	1,212,907
Bureau Veritas SA	36,673	905,743
Capgemini SE	23,272	2,893,684
Carrefour SA (x)	86,813	1,676,182
Casino Guichard Perrachon SA (x)	7,900	269,493
Cie de Saint-Gobain	71,948	2,804,108
Cie Generale des Etablissements Michelin SCA	25,264	3,204,574
CNP Assurances	26,843	609,243
Covivio (REIT)	5,115	535,387
Credit Agricole SA	171,843	2,060,521
Danone SA	90,334	7,652,549
Dassault Aviation SA	394	566,294
Dassault Systemes SE	18,964	3,025,424
Edenred	35,611	1,816,528
Eiffage SA	11,986	1,184,930
Electricite de France SA	88,210	1,111,865
Engie SA	269,591	4,089,402
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	1,474,231
EssilorLuxottica SA (Turquoise Stock Exchange)	30,928	4,035,554
Eurazeo SE	7,480	521,388
Eutelsat Communications SA	26,303	491,706
Faurecia SA (x)	10,535	488,877
Gecina SA (REIT)	6,728	1,006,794
Getlink SE	67,519	1,081,772
Hermes International	4,562	3,289,881
Icade (REIT)	4,568	418,658
Iliad SA (x)	3,852	432,580
Imerys SA	4,701	249,207
Ingenico Group SA	8,315	735,409
Ipsen SA	5,475	747,075
JCDecaux SA (x)	10,542	319,342
Kering SA	11,101	6,565,194
Klepierre SA (REIT)	29,021	972,833
Legrand SA	39,115	2,859,914
L’Oreal SA	36,927	10,518,417
LVMH Moet Hennessy Louis Vuitton SE (x)	40,697	17,321,315
Natixis SA	146,217	588,406
Orange SA	292,306	4,608,464
Pernod Ricard SA	31,111	5,732,732
Peugeot SA	87,396	2,153,521
Publicis Groupe SA	31,021	1,637,771
Remy Cointreau SA (x)	3,572	515,026
Renault SA (x)	28,496	1,791,551
Safran SA	48,881	7,161,816
Sanofi	165,034	14,245,282
Sartorius Stedim Biotech	3,857	608,310
Schneider Electric SE	80,585	7,308,664
SCOR SE	23,422	1,026,974
SEB SA	3,222	579,237
Societe BIC SA	4,308	328,453
Societe Generale SA	113,201	2,860,177
Sodexo SA	13,007	1,520,439
Suez	52,056	751,158
Teleperformance	8,605	1,724,072
Thales SA	15,977	1,973,893
TOTAL SA	351,328	19,685,118
Ubisoft Entertainment SA (x)*	11,862	928,533
Unibail-Rodamco-Westfield (REIT) (x)	20,439	3,062,026
Valeo SA	35,391	1,150,953
Veolia Environnement SA	77,647	1,891,223
Vinci SA	74,336	7,612,543
Vivendi SA	134,320	3,697,721
Wendel SA	4,377	596,753
Worldline SA (m)*	12,051	877,004

		228,684,872

Germany (7.8%)
1&1 Drillisch AG	7,358	245,314
adidas AG	27,588	8,517,040
Allianz SE (Registered)	62,984	15,183,249
Aroundtown SA	118,406	975,597
Axel Springer SE	8,094	570,168
BASF SE	134,572	9,781,154
Bayer AG (Registered)	136,634	9,468,035

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Bayerische Motoren Werke AG	48,511	$3,590,485
Bayerische Motoren Werke AG (Preference) (q)	7,640	474,334
Beiersdorf AG	14,633	1,756,266
Brenntag AG	22,305	1,098,472
Carl Zeiss Meditec AG	5,912	583,180
Commerzbank AG	145,460	1,045,179
Continental AG	16,316	2,378,856
Covestro AG (m)	28,159	1,431,596
Daimler AG (Registered)	133,236	7,412,267
Delivery Hero SE (m)*	16,522	749,420
Deutsche Bank AG (Registered)	289,394	2,231,094
Deutsche Boerse AG	27,933	3,951,269
Deutsche Lufthansa AG (Registered)	36,165	619,727
Deutsche Post AG (Registered)	144,651	4,753,548
Deutsche Telekom AG (Registered)	488,341	8,447,110
Deutsche Wohnen SE	53,030	1,945,894
E.ON SE	318,220	3,456,010
Evonik Industries AG	23,352	680,037
Fraport AG Frankfurt Airport Services Worldwide	6,127	526,706
Fresenius Medical Care AG & Co. KGaA	31,674	2,486,579
Fresenius SE & Co. KGaA	61,867	3,354,238
FUCHS PETROLUB SE (Preference) (q)	9,525	374,532
GEA Group AG	23,800	676,574
Hannover Rueck SE	8,779	1,419,526
HeidelbergCement AG	22,107	1,788,811
Henkel AG & Co. KGaA	15,563	1,429,007
Henkel AG & Co. KGaA (Preference) (q)	25,872	2,530,627
HOCHTIEF AG	2,894	352,441
HUGO BOSS AG	8,678	577,264
Infineon Technologies AG	183,581	3,246,062
Innogy SE	19,376	829,522
Innogy SE (m)	1,923	91,183
KION Group AG	9,955	627,571
Knorr-Bremse AG	7,104	791,640
LANXESS AG	12,358	734,372
Merck KGaA	18,936	1,980,094
METRO AG	28,862	527,565
MTU Aero Engines AG	7,687	1,831,216
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	21,910	5,498,489
Porsche Automobil Holding SE (Preference) (q)	22,213	1,443,265
Puma SE	11,360	757,609
RWE AG	76,344	1,881,189
SAP SE	143,996	19,772,982
Sartorius AG (Preference) (q)	5,579	1,143,802
Siemens AG (Registered)	112,085	13,331,463
Siemens Healthineers AG (m)	22,331	942,319
Symrise AG	18,643	1,794,279
Telefonica Deutschland Holding AG	98,865	276,214
thyssenkrupp AG	61,615	898,550
TUI AG	66,372	651,049
Uniper SE	27,930	845,748
United Internet AG (Registered)	19,105	629,136
Volkswagen AG	4,920	845,613
Volkswagen AG (Preference) (q)	27,191	4,582,797
Vonovia SE	72,111	3,443,891
Wirecard AG	17,221	2,899,115
Zalando SE (m)*	15,745	698,600

		179,856,941

Hong Kong (3.2%)
AIA Group Ltd.	1,769,412	19,083,293
ASM Pacific Technology Ltd.	41,700	427,052
Bank of East Asia Ltd. (The)	174,000	486,693
CK Asset Holdings Ltd.	374,152	2,928,862
CK Hutchison Holdings Ltd.	395,652	3,899,945
CK Infrastructure Holdings Ltd.	95,500	778,748
CLP Holdings Ltd.	240,500	2,653,852
Dairy Farm International Holdings Ltd.	46,300	331,045
Hang Lung Properties Ltd.	285,000	677,868
Hang Seng Bank Ltd.	112,300	2,796,107
Henderson Land Development Co. Ltd.	220,025	1,212,550
HK Electric Investments & HK Electric Investments Ltd. (m)	430,500	440,877
HKT Trust & HKT Ltd.	547,013	868,308
Hong Kong & China Gas Co. Ltd.	1,494,370	3,313,298
Hong Kong Exchanges & Clearing Ltd.	173,458	6,124,111
Hongkong Land Holdings Ltd.	168,400	1,079,781
Hysan Development Co. Ltd.	95,000	490,706
Jardine Matheson Holdings Ltd. (London Stock Exchange)	28,000	1,751,960
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	4,800	302,496
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	29,300	1,110,177
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	2,600	99,138
Kerry Properties Ltd.	106,000	445,076
Link REIT (REIT)	311,500	3,828,104
Melco Resorts & Entertainment Ltd. (ADR)	34,573	750,926
MTR Corp. Ltd.	217,500	1,464,534
New World Development Co. Ltd.	889,485	1,391,439
NWS Holdings Ltd.	232,314	477,612
PCCW Ltd.	639,000	368,920
Power Assets Holdings Ltd.	198,000	1,424,479
Shangri-La Asia Ltd.	186,000	234,533
Sino Land Co. Ltd.	513,172	860,575
Sun Hung Kai Properties Ltd.	233,500	3,960,566
Swire Pacific Ltd., Class A	71,500	878,682
Swire Properties Ltd.	169,000	682,559
Techtronic Industries Co. Ltd.	205,000	1,569,313
Vitasoy International Holdings Ltd.	110,000	528,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
WH Group Ltd. (m)	1,241,000	$1,258,205
Wharf Holdings Ltd. (The)	176,900	468,762
Wharf Real Estate Investment Co. Ltd.	171,900	1,211,400
Wheelock & Co. Ltd.	118,000	845,911
Yue Yuen Industrial Holdings Ltd.	126,000	345,175

		73,852,396

Ireland (0.6%)
AerCap Holdings NV*	19,275	1,002,493
AIB Group plc	112,995	456,128
Bank of Ireland Group plc	133,392	697,121
CRH plc	121,838	3,974,769
Flutter Entertainment plc	11,586	871,358
James Hardie Industries plc (CHDI) (x)	63,804	837,640
Kerry Group plc, Class A	23,038	2,750,633
Kingspan Group plc	23,549	1,278,897
Smurfit Kappa Group plc	34,246	1,036,223

		12,905,262

Israel (0.5%)
Azrieli Group Ltd.	6,702	448,828
Bank Hapoalim BM*	154,106	1,142,581
Bank Leumi Le-Israel BM	223,553	1,613,631
Check Point Software Technologies Ltd.*	18,351	2,121,559
CyberArk Software Ltd.*	5,464	698,518
Elbit Systems Ltd.	3,355	499,189
Israel Chemicals Ltd.	96,665	506,240
Israel Discount Bank Ltd., Class A	170,994	698,101
Mizrahi Tefahot Bank Ltd. (x)*	21,413	493,624
Nice Ltd.*	9,160	1,245,101
Teva Pharmaceutical Industries Ltd. (ADR)*	160,064	1,477,391
Wix.com Ltd.*	6,069	862,405

		11,807,168

Italy (1.8%)
Assicurazioni Generali SpA	171,991	3,238,655
Atlantia SpA	72,594	1,891,143
Davide Campari-Milano SpA	80,592	789,489
Enel SpA	1,191,665	8,319,959
Eni SpA	372,726	6,190,413
Ferrari NV	17,733	2,879,447
FinecoBank Banca Fineco SpA	76,032	848,133
Intesa Sanpaolo SpA	2,180,252	4,665,787
Leonardo SpA	57,026	722,689
Mediobanca Banca di Credito Finanziario SpA	90,635	934,351
Moncler SpA	27,329	1,168,450
Pirelli & C SpA (m)	54,785	323,815
Poste Italiane SpA (m)	73,986	779,039
Prysmian SpA	37,747	779,036
Recordati SpA	15,221	634,504
Snam SpA (x)	339,902	1,689,403
Telecom Italia SpA (Aquis Stock Exchange) (x)	879,274	456,019
Telecom Italia SpA (Turquoise Stock Exchange)*	1,671,360	912,622
Terna Rete Elettrica Nazionale SpA	203,700	1,297,113
UniCredit SpA	290,121	3,571,460

		42,091,527

Japan (21.0%)
ABC-Mart, Inc.	4,700	306,024
Acom Co. Ltd.	50,400	181,377
Advantest Corp.	29,300	805,774
Aeon Co. Ltd.	90,000	1,545,147
AEON Financial Service Co. Ltd.	19,000	305,755
Aeon Mall Co. Ltd.	13,230	199,036
AGC, Inc. (x)	27,100	936,303
Air Water, Inc.	21,000	359,171
Aisin Seiki Co. Ltd.	24,100	829,300
Ajinomoto Co., Inc.	70,200	1,216,283
Alfresa Holdings Corp.	27,200	670,571
Alps Alpine Co. Ltd.	33,100	557,525
Amada Holdings Co. Ltd.	48,300	543,411
ANA Holdings, Inc.	15,500	512,953
Aozora Bank Ltd.	16,600	398,160
Asahi Group Holdings Ltd. (x)	52,000	2,336,781
Asahi Intecc Co. Ltd.	27,200	669,562
Asahi Kasei Corp.	185,600	1,977,105
Astellas Pharma, Inc.	275,600	3,923,814
Bandai Namco Holdings, Inc.	28,000	1,358,253
Bank of Kyoto Ltd. (The)	8,600	332,227
Benesse Holdings, Inc.	10,300	239,599
Bridgestone Corp. (x)	90,100	3,545,000
Brother Industries Ltd.	33,400	630,423
Calbee, Inc.	11,100	299,391
Canon, Inc. (x)	145,000	4,231,044
Casio Computer Co. Ltd.	30,200	374,786
Central Japan Railway Co.	21,100	4,223,327
Chiba Bank Ltd. (The)	91,000	443,964
Chubu Electric Power Co., Inc.	89,900	1,260,343
Chugai Pharmaceutical Co. Ltd.	32,900	2,148,273
Chugoku Electric Power Co., Inc. (The) (x)	40,400	508,864
Coca-Cola Bottlers Japan, Inc.	17,900	453,083
Concordia Financial Group Ltd.	166,700	620,013
Credit Saison Co. Ltd.	22,800	266,668
CyberAgent, Inc.	13,900	503,450
Dai Nippon Printing Co. Ltd.	36,500	777,294
Daicel Corp.	38,200	339,430
Daifuku Co. Ltd.	15,800	886,611
Dai-ichi Life Holdings, Inc.	158,000	2,381,394
Daiichi Sankyo Co. Ltd.	83,100	4,343,259
Daikin Industries Ltd.	36,600	4,774,651
Daito Trust Construction Co. Ltd.	10,300	1,312,160
Daiwa House Industry Co. Ltd.	83,700	2,438,452
Daiwa House REIT Investment Corp. (REIT)	242	583,817
Daiwa Securities Group, Inc.	237,600	1,040,402
Denso Corp.	63,000	2,648,787
Dentsu, Inc. (x)	30,781	1,073,474
Disco Corp.	4,600	754,329
East Japan Railway Co.	44,809	4,189,350
Eisai Co. Ltd.	37,600	2,124,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Electric Power Development Co. Ltd. (x)	20,000	$454,111
FamilyMart UNY Holdings Co. Ltd.	37,600	896,974
FANUC Corp.	28,500	5,268,330
Fast Retailing Co. Ltd. (x)	8,500	5,134,768
Fuji Electric Co. Ltd.	17,200	592,663
FUJIFILM Holdings Corp.	57,200	2,898,331
Fujitsu Ltd.	29,000	2,020,572
Fukuoka Financial Group, Inc.	19,800	361,235
GMO Payment Gateway, Inc.	6,000	412,373
Hakuhodo DY Holdings, Inc.	33,300	560,276
Hamamatsu Photonics KK	20,900	813,203
Hankyu Hanshin Holdings, Inc.	32,400	1,159,987
Hikari Tsushin, Inc.	3,100	675,407
Hino Motors Ltd.	36,900	310,423
Hirose Electric Co. Ltd.	4,824	537,815
Hisamitsu Pharmaceutical Co., Inc.	8,900	351,245
Hitachi Chemical Co. Ltd.	15,700	426,084
Hitachi Construction Machinery Co. Ltd.	14,300	371,642
Hitachi High-Technologies Corp.	10,100	518,982
Hitachi Ltd.	141,900	5,197,450
Hitachi Metals Ltd.	31,200	352,181
Honda Motor Co. Ltd.	238,900	6,171,094
Hoshizaki Corp.	7,900	587,655
Hoya Corp.	56,100	4,294,851
Hulic Co. Ltd. (x)	43,200	346,994
Idemitsu Kosan Co. Ltd.	31,077	933,910
IHI Corp.	21,899	527,493
Iida Group Holdings Co. Ltd.	20,800	335,686
Inpex Corp.	153,500	1,382,874
Isetan Mitsukoshi Holdings Ltd. (x)	46,500	376,951
Isuzu Motors Ltd.	83,000	944,590
ITOCHU Corp.	207,100	3,957,979
Itochu Techno-Solutions Corp.	14,100	361,213
J Front Retailing Co. Ltd.	34,300	392,900
Japan Airlines Co. Ltd.	16,538	528,130
Japan Airport Terminal Co. Ltd. (x)	5,200	221,620
Japan Exchange Group, Inc.	73,600	1,168,698
Japan Post Bank Co. Ltd.	57,700	585,483
Japan Post Holdings Co. Ltd.	227,800	2,577,712
Japan Prime Realty Investment Corp. (REIT)	122	528,442
Japan Real Estate Investment Corp. (REIT)	188	1,143,885
Japan Retail Fund Investment Corp. (REIT)	381	770,375
Japan Tobacco, Inc. (x)	176,300	3,890,979
JFE Holdings, Inc.	69,400	1,018,648
JGC Corp.	32,500	445,532
JSR Corp.	30,900	487,510
JTEKT Corp.	29,500	357,344
JXTG Holdings, Inc.	476,990	2,364,267
Kajima Corp.	62,500	856,792
Kakaku.com, Inc.	21,900	422,502
Kamigumi Co. Ltd.	17,500	413,903
Kaneka Corp.	7,400	277,976
Kansai Electric Power Co., Inc. (The)	104,600	1,197,688
Kansai Paint Co. Ltd.	25,500	534,290
Kao Corp. (x)	72,500	5,520,800
Kawasaki Heavy Industries Ltd.	20,600	483,975
KDDI Corp.	259,700	6,608,421
Keihan Holdings Co. Ltd.	13,399	583,484
Keikyu Corp.	34,000	584,984
Keio Corp.	16,800	1,104,781
Keisei Electric Railway Co. Ltd.	19,000	691,694
Keyence Corp.	13,420	8,231,365
Kikkoman Corp.	21,000	913,509
Kintetsu Group Holdings Co. Ltd.	25,700	1,229,996
Kirin Holdings Co. Ltd.	122,000	2,629,198
Kobayashi Pharmaceutical Co. Ltd.	6,700	479,126
Kobe Steel Ltd.	48,100	314,525
Koito Manufacturing Co. Ltd.	16,100	858,647
Komatsu Ltd.	137,300	3,311,042
Konami Holdings Corp.	13,600	637,017
Konica Minolta, Inc.	66,400	646,047
Kose Corp.	4,700	787,729
Kubota Corp.	147,400	2,451,312
Kuraray Co. Ltd. (x)	47,200	563,432
Kurita Water Industries Ltd.	16,300	404,420
Kyocera Corp.	47,600	3,105,931
Kyowa Kirin Co. Ltd.	37,500	674,419
Kyushu Electric Power Co., Inc.	63,200	620,188
Kyushu Railway Co.	23,300	678,588
Lawson, Inc.	7,700	369,234
LINE Corp.*	10,100	282,442
Lion Corp.	32,900	612,441
LIXIL Group Corp.	41,700	659,062
M3, Inc.	62,000	1,132,291
Makita Corp.	32,800	1,113,463
Marubeni Corp.	231,700	1,532,274
Marui Group Co. Ltd.	26,500	539,266
Maruichi Steel Tube Ltd.	8,900	247,069
Mazda Motor Corp.	83,200	867,768
McDonald’s Holdings Co. Japan Ltd. (x)	10,276	452,729
Mebuki Financial Group, Inc.	135,050	351,983
Medipal Holdings Corp.	24,500	540,607
Meiji Holdings Co. Ltd.	17,522	1,251,397
Mercari, Inc.*	10,900	288,941
Minebea Mitsumi, Inc.	56,400	954,691
MISUMI Group, Inc.	43,700	1,095,185
Mitsubishi Chemical Holdings Corp.	188,100	1,313,028
Mitsubishi Corp.	198,000	5,215,601
Mitsubishi Electric Corp.	267,400	3,519,367
Mitsubishi Estate Co. Ltd.	174,100	3,237,680
Mitsubishi Gas Chemical Co., Inc.	24,000	319,659
Mitsubishi Heavy Industries Ltd.	45,199	1,966,596
Mitsubishi Materials Corp.	14,600	415,054
Mitsubishi Motors Corp.	95,600	457,539
Mitsubishi Tanabe Pharma Corp.	36,000	400,686

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.	1,807,000	$8,581,218
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,300	314,059
Mitsui & Co. Ltd.	242,500	3,945,138
Mitsui Chemicals, Inc.	27,900	690,157
Mitsui Fudosan Co. Ltd.	132,600	3,213,073
Mitsui OSK Lines Ltd.	16,300	389,906
Mizuho Financial Group, Inc.	3,534,435	5,117,333
MonotaRO Co. Ltd.	17,500	426,239
MS&AD Insurance Group Holdings, Inc.	69,580	2,207,147
Murata Manufacturing Co. Ltd.	84,400	3,788,861
Nabtesco Corp.	15,200	422,101
Nagoya Railroad Co. Ltd.	24,800	685,701
NEC Corp.	37,800	1,486,546
Nexon Co. Ltd.*	62,100	899,691
NGK Insulators Ltd.	37,000	539,137
NGK Spark Plug Co. Ltd.	22,100	414,471
NH Foods Ltd.	14,600	624,950
Nidec Corp.	33,100	4,520,684
Nikon Corp.	47,100	665,774
Nintendo Co. Ltd.	16,600	6,080,174
Nippon Building Fund, Inc. (REIT) (x)	197	1,348,477
Nippon Electric Glass Co. Ltd. (x)	10,600	268,306
Nippon Express Co. Ltd.	11,700	621,815
Nippon Paint Holdings Co. Ltd. (x)	20,800	806,418
Nippon Prologis REIT, Inc. (REIT)	259	597,923
Nippon Steel Corp.	118,308	2,028,952
Nippon Telegraph & Telephone Corp.	101,348	4,716,068
Nippon Yusen KK	24,000	384,882
Nissan Chemical Corp.	19,500	878,101
Nissan Motor Co. Ltd.	335,100	2,398,211
Nisshin Seifun Group, Inc.	29,315	668,604
Nissin Foods Holdings Co. Ltd.	10,000	643,695
Nitori Holdings Co. Ltd.	11,400	1,509,920
Nitto Denko Corp.	24,500	1,208,241
Nomura Holdings, Inc.	515,800	1,815,096
Nomura Real Estate Holdings, Inc.	19,300	414,588
Nomura Real Estate Master Fund, Inc. (REIT)	554	851,438
Nomura Research Institute Ltd.	51,798	829,710
NSK Ltd.	51,500	458,563
NTT Data Corp.	87,500	1,164,611
NTT DOCOMO, Inc.	194,000	4,520,939
Obayashi Corp.	94,700	931,936
Obic Co. Ltd.	9,800	1,108,937
Odakyu Electric Railway Co. Ltd.	44,300	1,083,514
Oji Holdings Corp.	128,800	743,065
Olympus Corp.	166,000	1,841,451
Omron Corp.	27,900	1,454,325
Ono Pharmaceutical Co. Ltd.	58,100	1,041,128
Oracle Corp.	5,900	430,673
Oriental Land Co. Ltd.	29,500	3,650,049
ORIX Corp.	191,000	2,848,657
Osaka Gas Co. Ltd.	56,400	981,893
Otsuka Corp.	14,800	595,075
Otsuka Holdings Co. Ltd. (x)	57,900	1,888,201
Pan Pacific International Holdings Corp.	17,600	1,116,579
Panasonic Corp.	323,500	2,693,258
Park24 Co. Ltd. (x)	17,200	400,267
PeptiDream, Inc. (x)*	13,700	700,153
Persol Holdings Co. Ltd.	24,600	577,495
Pigeon Corp.	16,100	647,345
Pola Orbis Holdings, Inc. (x)	14,900	415,981
Rakuten, Inc.	121,600	1,443,658
Recruit Holdings Co. Ltd.	174,400	5,813,603
Renesas Electronics Corp.*	112,200	556,759
Resona Holdings, Inc.	301,905	1,256,176
Ricoh Co. Ltd.	101,100	1,008,984
Rinnai Corp.	4,800	304,967
Rohm Co. Ltd.	14,400	966,990
Ryohin Keikaku Co. Ltd.	3,300	595,631
Sankyo Co. Ltd.	7,400	267,681
Santen Pharmaceutical Co. Ltd.	51,800	857,608
SBI Holdings, Inc.	30,720	759,915
Secom Co. Ltd.	30,800	2,649,346
Sega Sammy Holdings, Inc.	27,800	337,524
Seibu Holdings, Inc.	31,100	518,069
Seiko Epson Corp.	42,500	672,100
Sekisui Chemical Co. Ltd.	55,600	834,400
Sekisui House Ltd.	93,300	1,536,467
Seven & i Holdings Co. Ltd.	110,400	3,735,465
Seven Bank Ltd.	77,000	201,401
SG Holdings Co. Ltd.	21,200	600,714
Sharp Corp.	30,300	332,186
Shimadzu Corp.	32,000	784,158
Shimamura Co. Ltd.	3,200	238,928
Shimano, Inc.	10,600	1,576,014
Shimizu Corp.	77,700	645,008
Shin-Etsu Chemical Co. Ltd.	53,800	5,007,494
Shinsei Bank Ltd.	23,600	366,209
Shionogi & Co. Ltd.	40,000	2,303,576
Shiseido Co. Ltd.	56,200	4,233,179
Shizuoka Bank Ltd. (The)	66,000	486,055
Showa Denko KK (x)	18,500	543,941
SMC Corp.	8,600	3,204,211
Softbank Corp. (x)	245,000	3,180,239
SoftBank Group Corp.	241,800	11,583,704
Sohgo Security Services Co. Ltd.	10,400	479,414
Sompo Holdings, Inc.	48,625	1,876,628
Sony Corp.	186,000	9,743,802
Sony Financial Holdings, Inc.	25,300	607,303
Stanley Electric Co. Ltd.	20,200	496,124
Subaru Corp.	89,100	2,164,383
SUMCO Corp. (x)	32,600	387,638
Sumitomo Chemical Co. Ltd.	210,000	973,890
Sumitomo Corp.	163,200	2,471,122
Sumitomo Dainippon Pharma Co. Ltd.	24,200	458,569
Sumitomo Electric Industries Ltd.	110,600	1,451,038
Sumitomo Heavy Industries Ltd.	14,700	505,157

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Metal Mining Co. Ltd.	34,499	$1,030,026
Sumitomo Mitsui Financial Group, Inc.	194,797	6,876,570
Sumitomo Mitsui Trust Holdings, Inc.	49,268	1,784,917
Sumitomo Realty & Development Co. Ltd.	52,500	1,873,765
Sumitomo Rubber Industries Ltd. (x)	24,400	281,987
Sundrug Co. Ltd. (x)	10,800	292,100
Suntory Beverage & Food Ltd.	20,100	873,427
Suzuken Co. Ltd.	10,320	604,947
Suzuki Motor Corp.	54,100	2,541,042
Sysmex Corp.	25,400	1,655,482
T&D Holdings, Inc.	79,900	866,698
Taiheiyo Cement Corp.	17,300	523,100
Taisei Corp.	32,100	1,165,622
Taisho Pharmaceutical Holdings Co. Ltd.	5,000	383,527
Taiyo Nippon Sanso Corp.	17,000	360,766
Takeda Pharmaceutical Co. Ltd.	217,463	7,710,996
TDK Corp.	19,000	1,469,740
Teijin Ltd.	27,800	473,669
Terumo Corp.	94,800	2,822,502
THK Co. Ltd. (x)	15,100	360,641
Tobu Railway Co. Ltd.	28,600	832,945
Toho Co. Ltd.	16,500	700,923
Toho Gas Co. Ltd.	10,800	397,180
Tohoku Electric Power Co., Inc.	64,200	648,461
Tokio Marine Holdings, Inc.	98,600	4,937,545
Tokyo Century Corp.	5,800	244,502
Tokyo Electric Power Co. Holdings, Inc.*	206,100	1,074,324
Tokyo Electron Ltd.	23,300	3,267,597
Tokyo Gas Co. Ltd.	54,700	1,287,402
Tokyu Corp.	74,800	1,325,816
Tokyu Fudosan Holdings Corp.	84,500	466,331
Toppan Printing Co. Ltd.	34,500	523,188
Toray Industries, Inc.	196,300	1,491,527
Toshiba Corp.	81,800	2,545,462
Tosoh Corp.	37,900	532,565
TOTO Ltd.	20,900	824,834
Toyo Seikan Group Holdings Ltd.	24,000	475,926
Toyo Suisan Kaisha Ltd.	12,500	514,771
Toyoda Gosei Co. Ltd.	8,500	165,640
Toyota Industries Corp.	21,900	1,204,536
Toyota Motor Corp.	334,670	20,760,311
Toyota Tsusho Corp.	32,300	978,152
Trend Micro, Inc.	17,000	757,640
Tsuruha Holdings, Inc.	5,200	480,378
Unicharm Corp. (x)	59,900	1,802,306
United Urban Investment Corp. (REIT)	421	705,214
USS Co. Ltd.	32,300	636,024
Welcia Holdings Co. Ltd.	6,600	268,432
West Japan Railway Co.	23,300	1,883,623
Yahoo Japan Corp.	399,900	1,172,086
Yakult Honsha Co. Ltd.	17,100	1,007,142
Yamada Denki Co. Ltd. (x)	82,100	363,231
Yamaha Corp.	22,400	1,063,748
Yamaha Motor Co. Ltd. (x)	43,000	763,762
Yamato Holdings Co. Ltd.	48,400	983,577
Yamazaki Baking Co. Ltd.	17,000	256,857
Yaskawa Electric Corp.	33,800	1,147,410
Yokogawa Electric Corp.	33,900	664,071
Yokohama Rubber Co. Ltd. (The) (x)	16,700	306,692
ZOZO, Inc.	30,000	561,796

		485,640,859

Luxembourg (0.2%)
ArcelorMittal	97,321	1,741,404
Eurofins Scientific SE (x)*	1,564	691,807
RTL Group SA	5,618	287,726
SES SA (FDR)	52,157	815,481
Tenaris SA	71,538	936,291

		4,472,709

Macau (0.2%)
Galaxy Entertainment Group Ltd.	354,000	2,385,921
MGM China Holdings Ltd. (x)	123,600	210,122
Sands China Ltd.	364,000	1,740,389
SJM Holdings Ltd.	349,000	397,175
Wynn Macau Ltd.	212,000	474,929

		5,208,536

Mexico (0.0%)
Fresnillo plc	30,621	338,396

Netherlands (4.3%)
ABN AMRO Bank NV (CVA) (m)	61,663	1,319,251
Adyen NV (m)*	1,516	1,169,800
Aegon NV	268,476	1,336,534
Akzo Nobel NV	32,520	3,055,902
ASML Holding NV	62,529	13,064,230
EXOR NV	16,102	1,127,870
Heineken Holding NV	17,163	1,801,331
Heineken NV	37,977	4,238,043
ING Groep NV	570,175	6,610,535
Koninklijke Ahold Delhaize NV	182,677	4,108,326
Koninklijke DSM NV	25,867	3,197,233
Koninklijke KPN NV	494,338	1,517,702
Koninklijke Philips NV	139,255	6,046,475
Koninklijke Vopak NV	10,386	478,892
NN Group NV	44,653	1,797,432
NXP Semiconductors NV	43,409	4,237,153
Randstad NV	18,314	1,005,840
Royal Dutch Shell plc, Class A	650,348	21,246,520
Royal Dutch Shell plc, Class B	548,774	17,987,389
Wolters Kluwer NV	42,536	3,096,499

		98,442,957

New Zealand (0.2%)
a2 Milk Co. Ltd.*	100,193	987,433
Auckland International Airport Ltd.	145,394	962,105
Fisher & Paykel Healthcare Corp. Ltd.	79,176	822,324
Fletcher Building Ltd.	122,979	400,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Meridian Energy Ltd.	192,037	$612,800
Ryman Healthcare Ltd.	64,482	508,998
Spark New Zealand Ltd.	265,112	712,409

		5,006,763

Norway (0.6%)
Aker BP ASA	14,797	424,286
DNB ASA	138,557	2,577,706
Equinor ASA	147,135	2,905,461
Gjensidige Forsikring ASA	29,911	602,396
Mowi ASA	61,247	1,432,013
Norsk Hydro ASA	197,042	704,509
Orkla ASA	125,054	1,109,448
Schibsted ASA, Class B	13,931	363,199
Telenor ASA	106,704	2,265,308
Yara International ASA	27,393	1,328,795

		13,713,121

Portugal (0.2%)
EDP – Energias de Portugal SA	378,668	1,439,010
Galp Energia SGPS SA	74,382	1,143,941
Jeronimo Martins SGPS SA	33,378	537,620

		3,120,571

Russia (0.0%)
Evraz plc	74,191	626,744

Singapore (1.2%)
Ascendas REIT (REIT)	379,571	875,286
CapitaLand Commercial Trust (REIT)	378,716	607,401
CapitaLand Ltd.	372,700	972,381
CapitaLand Mall Trust (REIT)	397,000	771,700
City Developments Ltd.	56,400	394,758
ComfortDelGro Corp. Ltd.	305,700	601,007
DBS Group Holdings Ltd.	262,900	5,044,260
Genting Singapore Ltd.	913,941	621,453
Golden Agri-Resources Ltd.	1,209,009	259,137
Jardine Cycle & Carriage Ltd.	15,533	415,935
Keppel Corp. Ltd.	203,700	1,002,692
Oversea-Chinese Banking Corp. Ltd.	460,806	3,882,622
SATS Ltd.	96,300	371,534
Sembcorp Industries Ltd.	157,200	280,009
Singapore Airlines Ltd.	74,000	507,007
Singapore Exchange Ltd.	109,200	639,219
Singapore Press Holdings Ltd.	167,636	302,315
Singapore Technologies Engineering Ltd.	219,100	670,417
Singapore Telecommunications Ltd.	1,217,800	3,150,259
Suntec REIT (REIT)	352,800	505,862
United Overseas Bank Ltd.	196,975	3,804,107
UOL Group Ltd.	71,211	397,371
Venture Corp. Ltd.	37,400	450,293
Wilmar International Ltd.	302,800	828,056

		27,355,081

South Africa (0.2%)
Anglo American plc	154,366	4,400,052
Investec plc	94,057	610,378

		5,010,430

Spain (2.7%)
ACS Actividades de Construccion y Servicios SA	36,632	1,462,480
Aena SME SA (m)	10,207	2,022,992
Amadeus IT Group SA	64,330	5,095,604
Banco Bilbao Vizcaya Argentaria SA	976,952	5,462,256
Banco de Sabadell SA	848,690	879,156
Banco Santander SA	2,383,426	11,058,945
Bankia SA	197,401	466,438
Bankinter SA	103,743	714,639
CaixaBank SA	521,514	1,493,208
Cellnex Telecom SA (m)*	28,526	1,055,497
Enagas SA	26,242	700,340
Endesa SA	45,488	1,169,489
Ferrovial SA	72,042	1,843,996
Grifols SA	46,100	1,362,928
Iberdrola SA	862,069	8,592,947
Industria de Diseno Textil SA	159,824	4,806,913
Mapfre SA	178,624	522,204
Naturgy Energy Group SA	53,241	1,466,892
Red Electrica Corp. SA	60,889	1,268,073
Repsol SA	204,465	3,204,973
Siemens Gamesa Renewable Energy SA	34,704	576,933
Telefonica SA	684,657	5,621,718

		60,848,621

Sweden (2.2%)
Alfa Laval AB	41,760	911,096
Assa Abloy AB, Class B	147,086	3,324,666
Atlas Copco AB, Class A	99,977	3,195,422
Atlas Copco AB, Class B	56,275	1,614,411
Boliden AB	38,977	996,655
Electrolux AB	35,058	895,879
Epiroc AB, Class A	92,217	960,090
Epiroc AB, Class B	62,978	623,802
Essity AB, Class B	90,183	2,771,679
Hennes & Mauritz AB, Class B	130,116	2,316,997
Hexagon AB, Class B	38,287	2,125,830
Husqvarna AB, Class B	56,432	527,849
ICA Gruppen AB	11,619	499,486
Industrivarden AB, Class C	21,453	475,442
Investor AB, Class B	66,736	3,205,950
Kinnevik AB, Class B	36,613	952,175
L E Lundbergforetagen AB, Class B	10,848	406,063
Lundin Petroleum AB	29,663	919,647
Sandvik AB	165,409	3,038,803
Securitas AB, Class B	46,735	819,837
Skandinaviska Enskilda Banken AB, Class A	241,600	2,235,401
Skanska AB, Class B	50,013	903,192
SKF AB, Class B	55,049	1,012,219
Svenska Handelsbanken AB, Class A	219,682	2,173,601
Swedbank AB, Class A	134,415	2,018,508
Swedish Match AB	25,227	1,064,918
Tele2 AB, Class B	69,708	1,017,153
Telefonaktiebolaget LM Ericsson, Class B	450,155	4,270,732

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Telia Co. AB	404,403	$1,795,963
Volvo AB, Class B	230,276	3,653,954

		50,727,420

Switzerland (8.6%)
ABB Ltd. (Registered)	270,018	5,418,616
Adecco Group AG (Registered)	22,360	1,343,616
Alcon, Inc.*	63,530	3,922,955
Baloise Holding AG (Registered)	7,010	1,240,860
Barry Callebaut AG (Registered)	345	691,979
Chocoladefabriken Lindt & Spruengli AG	162	1,179,072
Chocoladefabriken Lindt & Spruengli AG (Registered)	15	1,220,037
Cie Financiere Richemont SA (Registered)	76,481	6,490,152
Clariant AG (Registered)*	27,773	564,592
Coca-Cola HBC AG*	30,635	1,156,254
Credit Suisse Group AG (Registered) (x)*	374,497	4,490,358
Dufry AG (Registered)*	5,098	431,779
EMS-Chemie Holding AG (Registered)	1,272	825,458
Geberit AG (Registered)	5,355	2,501,414
Givaudan SA (Registered)	1,367	3,859,303
Glencore plc*	1,671,806	5,803,521
Julius Baer Group Ltd.*	32,999	1,469,101
Kuehne + Nagel International AG (Registered)	7,767	1,152,877
LafargeHolcim Ltd. (Registered)*	71,138	3,473,825
Lonza Group AG (Registered)*	10,958	3,697,567
Nestle SA (Registered)	449,954	46,580,979
Novartis AG (Registered)	317,651	29,025,271
Pargesa Holding SA	6,135	472,914
Partners Group Holding AG	2,746	2,157,531
Roche Holding AG	102,937	28,960,917
Schindler Holding AG	6,133	1,365,192
Schindler Holding AG (Registered)	2,987	652,354
SGS SA (Registered)	767	1,954,035
Sika AG (Registered)	18,981	3,239,331
Sonova Holding AG (Registered)	7,924	1,800,393
STMicroelectronics NV	100,064	1,775,011
Straumann Holding AG (Registered)	1,535	1,354,486
Swatch Group AG (The)	4,632	1,326,208
Swatch Group AG (The) (Registered)	7,880	426,611
Swiss Life Holding AG (Registered)	4,947	2,451,709
Swiss Prime Site AG (Registered)*	10,604	926,031
Swiss Re AG	44,652	4,539,300
Swisscom AG (Registered) (x)	3,859	1,937,406
Temenos Group AG (Registered)*	9,032	1,615,897
UBS Group AG (Registered)*	564,772	6,711,079
Vifor Pharma AG (x)	6,192	894,675
Zurich Insurance Group AG	22,175	7,721,043

		198,821,709

United Arab Emirates (0.0%)
NMC Health plc (x)	14,241	434,591

United Kingdom (12.4%)
3i Group plc	147,076	2,079,786
Admiral Group plc	29,013	813,539
Ashtead Group plc	68,859	1,971,066
Associated British Foods plc	53,388	1,669,916
AstraZeneca plc	185,603	15,174,786
Auto Trader Group plc (m)	134,518	935,813
Aviva plc	577,701	3,055,658
BAE Systems plc	467,965	2,944,123
Barclays plc	2,507,131	4,769,529
Barratt Developments plc	142,933	1,039,371
Berkeley Group Holdings plc	19,089	904,472
BP plc	2,976,114	20,734,424
British American Tobacco plc	336,069	11,732,479
British Land Co. plc (The) (REIT)	140,349	959,624
BT Group plc	1,235,662	3,082,907
Bunzl plc	50,356	1,328,233
Burberry Group plc	59,347	1,403,347
Centrica plc	837,607	933,733
CNH Industrial NV	147,341	1,510,889
Coca-Cola European Partners plc	32,332	1,826,758
Compass Group plc	232,048	5,560,788
Croda International plc	18,130	1,178,839
DCC plc	14,934	1,331,373
Diageo plc	360,634	15,498,285
Direct Line Insurance Group plc	204,387	861,224
easyJet plc	22,328	270,284
Experian plc	135,814	4,111,851
Fiat Chrysler Automobiles NV (x)	159,033	2,218,139
G4S plc	216,018	570,611
GlaxoSmithKline plc	726,720	14,550,410
GVC Holdings plc	80,699	667,989
Halma plc	55,770	1,430,667
Hargreaves Lansdown plc	42,891	1,045,268
HSBC Holdings plc	2,945,528	24,572,482
Imperial Brands plc	139,738	3,277,336
Informa plc	182,417	1,934,365
InterContinental Hotels Group plc	25,859	1,698,466
Intertek Group plc	23,382	1,633,762
ITV plc	509,132	698,298
J Sainsbury plc	261,628	651,053
John Wood Group plc	95,010	545,374
Johnson Matthey plc	28,102	1,188,058
Kingfisher plc	294,608	804,021
Land Securities Group plc (REIT)	112,999	1,195,668
Legal & General Group plc	867,523	2,969,111
Lloyds Banking Group plc	10,422,055	7,489,963
London Stock Exchange Group plc	46,519	3,240,953
Marks & Spencer Group plc	282,673	756,372

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Meggitt plc	110,613	$736,078
Melrose Industries plc	697,566	1,602,103
Merlin Entertainments plc (m)	99,290	566,285
Micro Focus International plc	52,384	1,373,077
Mondi plc	55,023	1,250,789
National Grid plc	497,933	5,285,181
Next plc	20,168	1,415,339
Ocado Group plc*	66,774	989,612
Pearson plc	116,958	1,217,061
Persimmon plc	46,911	1,189,705
Prudential plc	379,752	8,275,685
Reckitt Benckiser Group plc	103,932	8,201,762
RELX plc (London Stock Exchange)	159,610	3,870,494
RELX plc (Turquoise Stock Exchange)	130,049	3,146,859
Rentokil Initial plc	271,667	1,371,389
Rolls-Royce Holdings plc*	248,579	2,652,999
Rolls-Royce Holdings plc (Preference) (q)(r)*	17,649,109	22,413
Royal Bank of Scotland Group plc	719,237	2,007,642
RSA Insurance Group plc	156,849	1,148,930
Sage Group plc (The)	152,862	1,557,676
Schroders plc	19,063	738,376
Segro plc (REIT)	154,049	1,428,523
Severn Trent plc	35,002	910,352
Smith & Nephew plc	130,872	2,833,725
Smiths Group plc	59,170	1,175,987
Spirax-Sarco Engineering plc	10,814	1,261,398
SSE plc	145,777	2,077,153
St James’s Place plc	75,963	1,059,232
Standard Chartered plc	411,511	3,732,398
Standard Life Aberdeen plc	341,170	1,276,410
Taylor Wimpey plc	484,799	971,220
Tesco plc	1,447,217	4,166,504
Unilever NV (CVA)	214,109	13,039,896
Unilever plc	165,709	10,300,090
United Utilities Group plc	98,112	975,348
Vodafone Group plc	3,914,184	6,428,262
Weir Group plc (The)	33,881	665,415
Whitbread plc	27,125	1,594,570
Wm Morrison Supermarkets plc	311,049	795,564
WPP plc	187,425	2,356,878

		286,489,843

United States (0.2%)
Carnival plc	25,004	1,104,716
Ferguson plc	34,071	2,423,034
QIAGEN NV*	34,279	1,391,148

		4,918,898

Total Common Stocks (88.9%) (Cost $1,841,273,008)		2,051,600,864

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/8/19*	36,632	57,483
Repsol SA, expiring 7/4/19*	204,465	113,412

Total Rights (0.0%) (Cost $174,215)		170,895

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.9%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $1,700,368, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $1,734,000. (xx)	$1,700,000	1,700,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $200,046, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $204,003. (xx)	200,000	200,000
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $2,000,937, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $2,040,000. (xx)	2,000,000	2,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $4,088,302, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $4,170,069. (xx)	4,087,451	4,087,451
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $12,506,222, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $13,678,901. (xx)	12,500,000	12,500,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $500,105, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $512,018. (xx)	$500,000	$500,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $3,001,388, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/25/19-2/15/49; total market value $3,060,000. (xx)	3,000,000	3,000,000
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $1,000,206, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $1,077,568. (xx)	1,000,000	1,000,000
Societe Generale SA, 2.50%, dated 6/28/19, due 7/5/19, repurchase price $20,009,722, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $21,551,362. (xx)	20,000,000	20,000,000

Total Repurchase Agreements		44,987,451

Total Short-Term Investments (1.9%) (Cost $44,987,451)		44,987,451

Total Investments in Securities (90.8%) (Cost $1,886,434,674)		2,096,759,210
Other Assets Less Liabilities (9.2%)		213,220,224

Net Assets (100%)		$2,309,979,434

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $17,691,119 or 0.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $54,585,902. This was collateralized by $21,475,686 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 7/11/19 - 2/15/49 and by cash of $44,987,451 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System
(CHESS) Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
FDR	— Finnish Depositary Receipt
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Sheqel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$388,058,454	16.8%
Industrials	304,034,943	13.2
Consumer Staples	239,739,171	10.4
Consumer Discretionary	228,777,048	9.9
Health Care	228,595,698	9.9
Materials	151,932,658	6.6
Information Technology	137,547,371	5.9
Energy	115,089,184	5.0
Communication Services	110,481,696	4.8
Real Estate	73,780,252	3.2
Utilities	73,735,284	3.2
Repurchase Agreements	44,987,451	1.9
Cash and Other	213,220,224	9.2

		100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	284,052	6,120,077	—	—	—	1,341,119	7,461,196	361,502	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,593	9/2019	EUR	102,195,013	2,777,153
FTSE 100 Index	670	9/2019	GBP	62,700,350	740,641
SPI 200 Index	219	9/2019	AUD	25,210,983	341,909
TOPIX Index	436	9/2019	JPY	62,721,885	(197,361)

					3,662,342

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,258,072	USD	2,247,197	HSBC Bank plc	9/20/2019	45,715
EUR	8,337,013	USD	9,428,604	HSBC Bank plc	9/20/2019	112,455
GBP	4,497,319	USD	5,694,325	HSBC Bank plc	9/20/2019	37,830
JPY	607,774,671	USD	5,645,069	HSBC Bank plc	9/20/2019	25,902

Net unrealized appreciation						221,902

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 22,054,599, CHF 203,539, DKK 8,380, EUR 89,220,239, GBP 55,316,237, HKD 238,985, ILS 26,865, JPY 56,859,068, NOK 39,186, NZD 4,384, SEK 17,663 and SGD 192,225.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$163,488,683	$—	$163,488,683
Austria	—	4,611,557	—	4,611,557
Belgium	—	20,084,902	—	20,084,902
Chile	—	684,161	—	684,161
China	563,973	2,551,386	—	3,115,359
Colombia	—	564,973	—	564,973
Denmark	—	35,265,887	—	35,265,887
Finland	—	23,409,927	—	23,409,927
France	—	228,684,872	—	228,684,872
Germany	—	179,856,941	—	179,856,941
Hong Kong	4,692,844	69,159,552	—	73,852,396
Ireland	1,002,493	11,902,769	—	12,905,262
Israel	5,159,873	6,647,295	—	11,807,168
Italy	—	42,091,527	—	42,091,527
Japan	—	485,640,859	—	485,640,859
Luxembourg	—	4,472,709	—	4,472,709
Macau	—	5,208,536	—	5,208,536
Mexico	—	338,396	—	338,396
Netherlands	4,237,153	94,205,804	—	98,442,957
New Zealand	—	5,006,763	—	5,006,763
Norway	—	13,713,121	—	13,713,121
Portugal	—	3,120,571	—	3,120,571
Russia	—	626,744	—	626,744
Singapore	—	27,355,081	—	27,355,081
South Africa	—	5,010,430	—	5,010,430
Spain	—	60,848,621	—	60,848,621
Sweden	—	50,727,420	—	50,727,420
Switzerland	—	198,821,709	—	198,821,709
United Arab Emirates	—	434,591	—	434,591
United Kingdom	1,826,758	284,640,672	22,413	286,489,843
United States	—	4,918,898	—	4,918,898
Forward Currency Contracts	—	221,902	—	221,902
Futures	3,859,703	—	—	3,859,703
Rights
Spain	—	170,895	—	170,895
Short-Term Investments
Repurchase Agreements	—	44,987,451	—	44,987,451

Total Assets	$21,342,797	$2,079,475,605	$22,413	$2,100,840,815

Liabilities:
Futures	$(197,361)	$—	$—	$(197,361)

Total Liabilities	$(197,361)	$—	$—	$(197,361)

Total	$21,145,436	$2,079,475,605	$22,413	$2,100,643,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$221,902
Equity contracts	Receivables, Net assets – Unrealized appreciation	3,859,703	*

Total		$4,081,605

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	(197,361	)*

Total		$(197,361)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(228,668)	$(228,668)
Equity contracts	19,831,272	—	19,831,272

Total	$19,831,272	$(228,668)	$19,602,604

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(37,889)	$(37,889)
Equity contracts	10,538,217	—	10,538,217

Total	$10,538,217	$(37,889)	$10,500,328

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $25,586,000 and futures contracts with an average notional balance of approximately $237,273,000 respectively, during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$221,902	$—	$—	$221,902

Total	$221,902	$—	$—	$221,902

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,168,674
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$20,738,198

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$415,228,227
Aggregate gross unrealized depreciation	(204,892,823)

Net unrealized appreciation	$210,335,404

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,890,308,050

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $6,332,727)	$7,461,196
Unaffiliated Issuers (Cost $1,835,114,496)	2,044,310,563
Repurchase Agreements (Cost $44,987,451)	44,987,451
Cash	12,047,195
Foreign cash (Cost $234,083,599)	224,181,370
Cash held as collateral at broker for futures	12,743,870
Dividends, interest and other receivables	8,120,696
Due from broker for futures variation margin	1,992,001
Receivable for securities sold	1,415,490
Receivable for Portfolio shares sold	465,497
Unrealized appreciation on forward foreign currency contracts	221,902
Securities lending income receivable	46,862
Other assets	53,672

Total assets	2,358,047,765

LIABILITIES
Payable for return of collateral on securities loaned	44,987,451
Payable for securities purchased	1,415,348
Investment management fees payable	830,690
Payable for Portfolio shares redeemed	453,092
Administrative fees payable	226,743
Distribution fees payable – Class IB	22,525
Accrued expenses	132,482

Total liabilities	48,068,331

NET ASSETS	$2,309,979,434

Net assets were comprised of:
Paid in capital	$2,082,861,825
Total distributable earnings (loss)	227,117,609

Net assets	$2,309,979,434

Class IB
Net asset value, offering and redemption price per share, $111,516,597 / 8,489,694 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.14

Class K
Net asset value, offering and redemption price per share, $2,198,462,837 / 166,274,010 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.22

(x)	Includes value of securities on loan of $54,585,902.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($361,502 of dividend income received from affiliates) (net of $4,398,595 foreign withholding tax)	$45,733,083
Interest	201,886
Securities lending (net)	348,311

Total income	46,283,280

EXPENSES
Investment management fees	4,939,073
Administrative fees	1,364,754
Distribution fees – Class IB	136,880
Custodian fees	131,062
Printing and mailing expenses	82,857
Professional fees	54,474
Trustees’ fees	32,578
Miscellaneous	93,656

Total expenses	6,835,334

NET INVESTMENT INCOME (LOSS)	39,447,946

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,943,593)
Futures contracts	19,831,272
Forward foreign currency contracts	(228,668)
Foreign currency transactions	99,971

Net realized gain (loss)	15,758,982

Change in unrealized appreciation (depreciation) on:
Investments in securities ($1,341,119 of change in unrealized appreciation (depreciation) from affiliates)	217,204,302
Futures contracts	10,538,217
Forward foreign currency contracts	(37,889)
Foreign currency translations	76,893

Net change in unrealized appreciation (depreciation)	227,781,523

NET REALIZED AND UNREALIZED GAIN (LOSS)	243,540,505

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$282,988,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$39,447,946	$47,800,678
Net realized gain (loss)	15,758,982	(15,023,387)
Net change in unrealized appreciation (depreciation)	227,781,523	(352,241,039)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	282,988,451	(319,463,748)

Distributions to shareholders:
Class IB	—	(2,545,333)
Class K	—	(50,458,028)

Total distributions to shareholders	—	(53,003,361)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 345,268 and 809,558 shares, respectively ]	4,291,725	10,850,685
Capital shares issued in reinvestment of dividends and distributions [ 0 and 210,046 shares, respectively ]	—	2,545,333
Capital shares repurchased [ (772,507) and (1,526,401) shares, respectively ]	(9,779,923)	(20,519,667)

Total Class IB transactions	(5,488,198)	(7,123,649)

Class K
Capital shares sold [ 8,273,287 and 20,762,449 shares, respectively ]	101,772,517	255,946,061
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,150,445 shares, respectively ]	—	50,458,028
Capital shares repurchased [ (8,657,232) and (16,093,012) shares, respectively ]	(106,841,291)	(212,460,850)

Total Class K transactions	(5,068,774)	93,943,239

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,556,972)	86,819,590

TOTAL INCREASE (DECREASE) IN NET ASSETS	272,431,479	(285,647,519)
NET ASSETS:
Beginning of period	2,037,547,955	2,323,195,474

End of period	$2,309,979,434	$2,037,547,955

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.55	$13.82	$11.45	$11.61	$12.27	$13.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.26	0.24	0.24	0.14	0.17
Net realized and unrealized gain (loss)	1.38	(2.24)	2.53	(0.26)	(0.44)	(1.02)

Total from investment operations	1.59	(1.98)	2.77	(0.02)	(0.30)	(0.85)

Less distributions:
Dividends from net investment income	—	(0.25)	(0.28)	(0.14)	— #	(0.11)
Distributions from net realized gains	—	(0.04)	(0.12)	—	(0.36)	(0.23)

Total dividends and distributions	—	(0.29)	(0.40)	(0.14)	(0.36)	(0.34)

Net asset value, end of period	$13.14	$11.55	$13.82	$11.45	$11.61	$12.27

Total return (b)	13.77%	(14.43)%	24.23%	(0.13)%	(2.40)%	(6.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$111,517	$102,960	$130,219	$121,275	$125,995	$128,806
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86%	0.88%	0.88%	0.87%	0.87%	0.88%
Before waivers and reimbursements (a)(f)	0.86%	0.88%	0.88%	0.87%	0.87%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.32%	1.95%	1.82%	2.09%	1.14%	1.28%
Before waivers and reimbursements (a)(f)	3.32%	1.95%	1.82%	2.09%	1.14%	1.28%
Portfolio turnover rate (z)^	1%	5%	5%	5%	3%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.61	$13.89	$11.51	$11.67	$12.30	$13.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	0.29	0.27	0.26	0.17	0.20
Net realized and unrealized gain (loss)	1.38	(2.24)	2.54	(0.25)	(0.44)	(1.02)

Total from investment operations	1.61	(1.95)	2.81	0.01	(0.27)	(0.82)

Less distributions:
Dividends from net investment income	—	(0.29)	(0.31)	(0.17)	— #	(0.14)
Distributions from net realized gains	—	(0.04)	(0.12)	—	(0.36)	(0.23)

Total dividends and distributions	—	(0.33)	(0.43)	(0.17)	(0.36)	(0.37)

Net asset value, end of period	$13.22	$11.61	$13.89	$11.51	$11.67	$12.30

Total return (b)	13.87%	(14.19)%	24.47%	0.13%	(2.15)%	(6.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,198,463	$1,934,588	$2,192,977	$1,838,658	$1,647,776	$1,376,510
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61%	0.63%	0.63%	0.62%	0.62%	0.63%
Before waivers and reimbursements (a)(f)	0.61%	0.63%	0.63%	0.62%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.58%	2.19%	2.06%	2.32%	1.39%	1.48%
Before waivers and reimbursements (a)(f)	3.58%	2.19%	2.06%	2.31%	1.38%	1.48%
Portfolio turnover rate (z)^	1%	5%	5%	5%	3%	3%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Exchange Traded Funds	26.0%
Investment Company	18.2
U.S. Treasury Obligation	18.2
Information Technology	7.8
Health Care	5.2
Financials	4.8
Consumer Discretionary	3.7
Communication Services	3.7
Industrials	3.4
Consumer Staples	2.6
Energy	1.8
Utilities	1.2
Real Estate	1.1
Materials	1.0
Repurchase Agreements	0.0 #
Cash and Other	1.3

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,127.96	$5.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.46	5.39
Class K
Actual	1,000.00	1,129.03	4.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.70	4.14

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.08% and 0.83%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	16,140	$540,851
CenturyLink, Inc.	2,100	24,696
Verizon Communications, Inc.	9,150	522,740

		1,088,287

Entertainment (0.8%)
Activision Blizzard, Inc.	1,680	79,296
Electronic Arts, Inc.*	660	66,832
Netflix, Inc.*	970	356,300
Take-Two Interactive Software, Inc.*	240	27,247
Viacom, Inc., Class B	780	23,299
Walt Disney Co. (The)	3,873	540,826

		1,093,800

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	670	725,476
Alphabet, Inc., Class C*	690	745,828
Facebook, Inc., Class A*	5,300	1,022,900
TripAdvisor, Inc.*	210	9,721
Twitter, Inc.*	1,610	56,189

		2,560,114

Media (0.5%)
CBS Corp. (Non-Voting), Class B	750	37,425
Charter Communications, Inc., Class A*	390	154,120
Comcast Corp., Class A	10,020	423,646
Discovery, Inc., Class A (x)*	330	10,131
Discovery, Inc., Class C*	780	22,191
DISH Network Corp., Class A*	480	18,437
Fox Corp., Class A	770	28,213
Fox Corp., Class B	359	13,114
Interpublic Group of Cos., Inc. (The)	850	19,201
News Corp., Class A	840	11,332
News Corp., Class B	270	3,769
Omnicom Group, Inc.	490	40,155

		781,734

Total Communication Services		5,523,935

Consumer Discretionary (3.7%)
Auto Components (0.0%)
Aptiv plc	570	46,073
BorgWarner, Inc.	450	18,891

		64,964

Automobiles (0.1%)
Ford Motor Co.	8,670	88,694
General Motors Co.	2,880	110,967
Harley-Davidson, Inc.	330	11,824

		211,485

Distributors (0.0%)
Genuine Parts Co.	330	34,181
LKQ Corp.*	690	18,361

		52,542

Diversified Consumer Services (0.0%)
H&R Block, Inc.	450	13,185

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	870	40,498
Chipotle Mexican Grill, Inc.*	60	43,973
Darden Restaurants, Inc.	270	32,867
Hilton Worldwide Holdings, Inc.	630	61,576
Marriott International, Inc., Class A	630	88,383
McDonald’s Corp.	1,710	355,099
MGM Resorts International	1,110	31,713
Norwegian Cruise Line Holdings Ltd.*	480	25,742
Royal Caribbean Cruises Ltd.	390	47,272
Starbucks Corp.	2,760	231,371
Wynn Resorts Ltd.	220	27,278
Yum! Brands, Inc.	690	76,362

		1,062,134

Household Durables (0.1%)
DR Horton, Inc.	750	32,347
Garmin Ltd.	270	21,546
Leggett & Platt, Inc.	270	10,360
Lennar Corp., Class A	630	30,530
Mohawk Industries, Inc.*	150	22,120
Newell Brands, Inc.	840	12,953
PulteGroup, Inc.	540	17,075
Whirlpool Corp.	150	21,354

		168,285

Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	924	1,749,714
Booking Holdings, Inc.*	100	187,471
eBay, Inc.	1,900	75,050
Expedia Group, Inc.	270	35,918

		2,048,153

Leisure Products (0.0%)
Hasbro, Inc.	240	25,363

Multiline Retail (0.2%)
Dollar General Corp.	580	78,393
Dollar Tree, Inc.*	530	56,917
Kohl’s Corp.	360	17,118
Macy’s, Inc.	680	14,593
Nordstrom, Inc. (x)	230	7,328
Target Corp.	1,160	100,467

		274,816

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	160	24,662
AutoZone, Inc.*	60	65,968
Best Buy Co., Inc.	520	36,259
CarMax, Inc.*	370	32,127
Foot Locker, Inc.	250	10,480
Gap, Inc. (The)	470	8,446
Home Depot, Inc. (The)	2,510	522,005
L Brands, Inc.	500	13,050
Lowe’s Cos., Inc.	1,780	179,620
O’Reilly Automotive, Inc.*	180	66,478
Ross Stores, Inc.	820	81,278
Tiffany & Co.	240	22,474

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
TJX Cos., Inc. (The)	2,740	$144,891
Tractor Supply Co.	270	29,376
Ulta Beauty, Inc.*	120	41,627

		1,278,741

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	330	11,444
Hanesbrands, Inc.	780	13,432
NIKE, Inc., Class B	2,790	234,220
PVH Corp.	180	17,035
Ralph Lauren Corp.	120	13,631
Tapestry, Inc.	630	19,990
Under Armour, Inc., Class A*	390	9,887
Under Armour, Inc., Class C*	420	9,324
VF Corp.	720	62,892

		391,855

Total Consumer Discretionary		5,591,523

Consumer Staples (2.6%)
Beverages (0.7%)
Brown-Forman Corp., Class B	360	19,955
Coca-Cola Co. (The)	8,520	433,838
Constellation Brands, Inc., Class A	360	70,898
Molson Coors Brewing Co., Class B	390	21,840
Monster Beverage Corp.*	860	54,894
PepsiCo, Inc.	3,120	409,126

		1,010,551

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	980	258,975
Kroger Co. (The)	1,770	38,427
Sysco Corp.	1,020	72,134
Walgreens Boots Alliance, Inc.	1,770	96,766
Walmart, Inc.	3,160	349,148

		815,450

Food Products (0.4%)
Archer-Daniels-Midland Co.	1,230	50,184
Campbell Soup Co.	420	16,829
Conagra Brands, Inc.	1,050	27,846
General Mills, Inc.	1,320	69,326
Hershey Co. (The)	300	40,209
Hormel Foods Corp.	600	24,324
JM Smucker Co. (The)	240	27,646
Kellogg Co.	540	28,928
Kraft Heinz Co. (The)	1,380	42,835
Lamb Weston Holdings, Inc.	300	19,008
McCormick & Co., Inc. (Non-Voting)	270	41,853
Mondelez International, Inc., Class A	3,180	171,402
Tyson Foods, Inc., Class A	630	50,866

		611,256

Household Products (0.6%)
Church & Dwight Co., Inc.	540	39,452
Clorox Co. (The)	300	45,933
Colgate-Palmolive Co.	1,890	135,456
Kimberly-Clark Corp.	750	99,960
Procter & Gamble Co. (The)	5,550	608,558

		929,359

Personal Products (0.1%)
Coty, Inc., Class A	990	13,266
Estee Lauder Cos., Inc. (The), Class A	480	87,893

		101,159

Tobacco (0.3%)
Altria Group, Inc.	4,140	196,029
Philip Morris International, Inc.	3,450	270,929

		466,958

Total Consumer Staples		3,934,733

Energy (1.8%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	1,110	27,339
Halliburton Co.	1,920	43,661
Helmerich & Payne, Inc.	240	12,149
National Oilwell Varco, Inc.	840	18,673
Schlumberger Ltd.	3,060	121,605
TechnipFMC plc	930	24,124

		247,551

Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.	1,080	76,205
Apache Corp.	810	23,466
Cabot Oil & Gas Corp.	930	21,353
Chevron Corp.	4,230	526,381
Cimarex Energy Co.	210	12,459
Concho Resources, Inc.	450	46,431
ConocoPhillips	2,490	151,890
Devon Energy Corp.	960	27,379
Diamondback Energy, Inc.	330	35,960
EOG Resources, Inc.	1,290	120,176
Exxon Mobil Corp.	9,390	719,556
Hess Corp.	540	34,328
HollyFrontier Corp.	330	15,272
Kinder Morgan, Inc.	4,320	90,202
Marathon Oil Corp.	1,800	25,578
Marathon Petroleum Corp.	1,470	82,144
Noble Energy, Inc.	1,050	23,520
Occidental Petroleum Corp.	1,650	82,962
ONEOK, Inc.	900	61,929
Phillips 66	930	86,992
Pioneer Natural Resources Co.	390	60,005
Valero Energy Corp.	930	79,617
Williams Cos., Inc. (The)	2,670	74,867

		2,478,672

Total Energy		2,726,223

Financials (4.8%)
Banks (2.0%)
Bank of America Corp.	19,920	577,680
BB&T Corp.	1,680	82,538
Citigroup, Inc.	5,190	363,456
Citizens Financial Group, Inc.	1,020	36,067
Comerica, Inc.	330	23,971
Fifth Third Bancorp	1,440	40,176

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Republic Bank	360	$35,154
Huntington Bancshares, Inc.	2,310	31,924
JPMorgan Chase & Co.	7,260	811,668
KeyCorp	2,220	39,405
M&T Bank Corp.	300	51,021
People’s United Financial, Inc.	870	14,599
PNC Financial Services Group, Inc. (The)	1,020	140,026
Regions Financial Corp.	2,250	33,615
SunTrust Banks, Inc.	960	60,336
SVB Financial Group*	120	26,951
US Bancorp	3,330	174,492
Wells Fargo & Co.	9,060	428,719
Zions Bancorp NA	390	17,932

		2,989,730

Capital Markets (1.0%)
Affiliated Managers Group, Inc.	120	11,057
Ameriprise Financial, Inc.	300	43,548
Bank of New York Mellon Corp. (The)	1,920	84,768
BlackRock, Inc.	270	126,711
Cboe Global Markets, Inc.	240	24,871
Charles Schwab Corp. (The)	2,610	104,896
CME Group, Inc.	810	157,229
E*TRADE Financial Corp.	540	24,084
Franklin Resources, Inc.	630	21,924
Goldman Sachs Group, Inc. (The)	780	159,588
Intercontinental Exchange, Inc.	1,260	108,284
Invesco Ltd.	870	17,800
MarketAxess Holdings, Inc.	84	26,999
Moody’s Corp.	360	70,312
Morgan Stanley	2,880	126,173
MSCI, Inc.	180	42,982
Nasdaq, Inc.	240	23,081
Northern Trust Corp.	480	43,200
Raymond James Financial, Inc.	270	22,829
S&P Global, Inc.	570	129,840
State Street Corp.	840	47,090
T. Rowe Price Group, Inc.	510	55,952

		1,473,218

Consumer Finance (0.3%)
American Express Co.	1,530	188,863
Capital One Financial Corp.	1,020	92,555
Discover Financial Services	720	55,865
Synchrony Financial	1,440	49,925

		387,208

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B*	4,320	920,894
Jefferies Financial Group, Inc.	570	10,961

		931,855

Insurance (0.9%)
Aflac, Inc.	1,650	90,436
Allstate Corp. (The)	720	73,217
American International Group, Inc.	1,920	102,298
Aon plc	540	104,209
Arthur J Gallagher & Co.	390	34,160
Assurant, Inc.	120	12,766
Chubb Ltd.	1,020	150,236
Cincinnati Financial Corp.	330	34,211
Everest Re Group Ltd.	90	22,246
Hartford Financial Services Group, Inc. (The)	780	43,462
Lincoln National Corp.	450	29,002
Loews Corp.	600	32,802
Marsh & McLennan Cos., Inc.	1,110	110,722
MetLife, Inc.	2,100	104,307
Principal Financial Group, Inc.	570	33,014
Progressive Corp. (The)	1,290	103,110
Prudential Financial, Inc.	900	90,900
Torchmark Corp.	210	18,787
Travelers Cos., Inc. (The)	600	89,712
Unum Group	450	15,098
Willis Towers Watson plc	300	57,462

		1,352,157

Total Financials		7,134,168

Health Care (5.2%)
Biotechnology (0.8%)
AbbVie, Inc.	3,270	237,795
Alexion Pharmaceuticals, Inc.*	510	66,800
Amgen, Inc.	1,380	254,306
Biogen, Inc.*	450	105,242
Celgene Corp.*	1,560	144,206
Gilead Sciences, Inc.	2,820	190,519
Incyte Corp.*	390	33,134
Regeneron Pharmaceuticals, Inc.*	180	56,340
Vertex Pharmaceuticals, Inc.*	570	104,527

		1,192,869

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	3,900	327,990
ABIOMED, Inc.*	120	31,259
Align Technology, Inc.*	180	49,266
Baxter International, Inc.	1,050	85,995
Becton Dickinson and Co.	600	151,206
Boston Scientific Corp.*	3,060	131,519
Cooper Cos., Inc. (The)	120	40,427
Danaher Corp.	1,380	197,230
Dentsply Sirona, Inc.	480	28,013
Edwards Lifesciences Corp.*	480	88,675
Hologic, Inc.*	570	27,371
IDEXX Laboratories, Inc.*	210	57,819
Intuitive Surgical, Inc.*	270	141,629
Medtronic plc	2,970	289,248
ResMed, Inc.	300	36,609
Stryker Corp.	690	141,850
Teleflex, Inc.	120	39,738
Varian Medical Systems, Inc.*	210	28,587
Zimmer Biomet Holdings, Inc.	450	52,983

		1,947,414

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	330	28,136
Anthem, Inc.	570	160,860
Cardinal Health, Inc.	660	31,086

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Centene Corp.*	900	$47,196
Cigna Corp.	840	132,342
CVS Health Corp.	2,870	156,386
DaVita, Inc.*	270	15,190
HCA Healthcare, Inc.	600	81,102
Henry Schein, Inc.*	330	23,067
Humana, Inc.	300	79,590
Laboratory Corp. of America Holdings*	210	36,309
McKesson Corp.	420	56,444
Quest Diagnostics, Inc.	300	30,543
UnitedHealth Group, Inc.	2,130	519,741
Universal Health Services, Inc., Class B	180	23,470
WellCare Health Plans, Inc.*	120	34,209

		1,455,671

Health Care Technology (0.0%)
Cerner Corp.	710	52,043

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	690	51,522
Illumina, Inc.*	330	121,489
IQVIA Holdings, Inc.*	360	57,924
Mettler-Toledo International, Inc.*	60	50,400
PerkinElmer, Inc.	240	23,122
Thermo Fisher Scientific, Inc.	900	264,312
Waters Corp.*	180	38,743

		607,512

Pharmaceuticals (1.7%)
Allergan plc	690	115,527
Bristol-Myers Squibb Co.	3,600	163,260
Eli Lilly & Co.	1,916	212,274
Johnson & Johnson	5,910	823,145
Merck & Co., Inc.	5,730	480,460
Mylan NV*	1,140	21,706
Nektar Therapeutics*	360	12,809
Perrigo Co. plc	270	12,857
Pfizer, Inc.	12,301	532,879
Zoetis, Inc.	1,050	119,164

		2,494,081

Total Health Care		7,749,590

Industrials (3.4%)
Aerospace & Defense (0.9%)
Arconic, Inc.	930	24,012
Boeing Co. (The)	1,170	425,892
General Dynamics Corp.	600	109,092
Harris Corp.	270	51,065
Huntington Ingalls Industries, Inc.	90	20,227
L3 Technologies, Inc.	180	44,131
Lockheed Martin Corp.	540	196,312
Northrop Grumman Corp.	390	126,013
Raytheon Co.	630	109,544
Textron, Inc.	510	27,050
TransDigm Group, Inc.*	120	58,056
United Technologies Corp.	1,800	234,360

		1,425,754

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	300	25,305
Expeditors International of Washington, Inc.	360	27,309
FedEx Corp.	540	88,663
United Parcel Service, Inc., Class B	1,530	158,003

		299,280

Airlines (0.1%)
Alaska Air Group, Inc.	270	17,256
American Airlines Group, Inc.	870	28,371
Delta Air Lines, Inc.	1,350	76,612
Southwest Airlines Co.	1,080	54,842
United Continental Holdings, Inc.*	480	42,024

		219,105

Building Products (0.1%)
Allegion plc	210	23,216
AO Smith Corp.	300	14,148
Fortune Brands Home & Security, Inc.	300	17,139
Johnson Controls International plc	2,010	83,033
Masco Corp.	630	24,721

		162,257

Commercial Services & Supplies (0.2%)
Cintas Corp.	190	45,085
Copart, Inc.*	440	32,886
Republic Services, Inc.	480	41,587
Rollins, Inc.	300	10,761
Waste Management, Inc.	860	99,218

		229,537

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	260	21,941
Quanta Services, Inc.	300	11,457

		33,398

Electrical Equipment (0.2%)
AMETEK, Inc.	510	46,329
Eaton Corp. plc	930	77,450
Emerson Electric Co.	1,350	90,072
Rockwell Automation, Inc.	270	44,234

		258,085

Industrial Conglomerates (0.5%)
3M Co.	1,280	221,875
General Electric Co.	19,290	202,545
Honeywell International, Inc.	1,620	282,836
Roper Technologies, Inc.	240	87,903

		795,159

Machinery (0.6%)
Caterpillar, Inc.	1,290	175,814
Cummins, Inc.	330	56,542
Deere & Co.	720	119,311
Dover Corp.	330	33,066
Flowserve Corp.	270	14,226
Fortive Corp.	660	53,803

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Illinois Tool Works, Inc.	660	$99,535
Ingersoll-Rand plc	540	68,402
PACCAR, Inc.	750	53,745
Parker-Hannifin Corp.	300	51,003
Pentair plc	330	12,276
Snap-on, Inc.	120	19,877
Stanley Black & Decker, Inc.	330	47,721
Wabtec Corp. (x)	312	22,389
Xylem, Inc.	390	32,620

		860,330

Professional Services (0.1%)
Equifax, Inc.	270	36,515
IHS Markit Ltd.*	800	50,976
Nielsen Holdings plc	780	17,628
Robert Half International, Inc.	260	14,822
Verisk Analytics, Inc.	360	52,726

		172,667

Road & Rail (0.4%)
CSX Corp.	1,710	132,303
JB Hunt Transport Services, Inc.	180	16,454
Kansas City Southern	210	25,582
Norfolk Southern Corp.	600	119,598
Union Pacific Corp.	1,620	273,958

		567,895

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,260	41,064
United Rentals, Inc.*	180	23,873
WW Grainger, Inc.	120	32,188

		97,125

Total Industrials		5,120,592

Information Technology (7.8%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	120	31,154
Cisco Systems, Inc.	9,750	533,617
F5 Networks, Inc.*	130	18,932
Juniper Networks, Inc.	750	19,973
Motorola Solutions, Inc.	360	60,023

		663,699

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	660	63,320
Corning, Inc.	1,740	57,820
FLIR Systems, Inc.	300	16,230
IPG Photonics Corp.*	90	13,883
Keysight Technologies, Inc.*	420	37,720
TE Connectivity Ltd.	750	71,835

		260,808

IT Services (1.9%)
Accenture plc, Class A	1,420	262,373
Akamai Technologies, Inc.*	360	28,851
Alliance Data Systems Corp.	100	14,013
Automatic Data Processing, Inc.	970	160,370
Broadridge Financial Solutions, Inc.	240	30,643
Cognizant Technology Solutions Corp., Class A	1,270	80,505
DXC Technology Co.	590	32,539
Fidelity National Information Services, Inc.	720	88,330
Fiserv, Inc.*	870	79,309
FleetCor Technologies, Inc.*	210	58,979
Gartner, Inc.*	210	33,798
Global Payments, Inc.	350	56,046
International Business Machines Corp.	1,980	273,042
Jack Henry & Associates, Inc.	170	22,766
Mastercard, Inc., Class A	2,010	531,705
Paychex, Inc.	710	58,426
PayPal Holdings, Inc.*	2,600	297,596
Total System Services, Inc.	360	46,177
VeriSign, Inc.*	240	50,198
Visa, Inc., Class A	3,900	676,845
Western Union Co. (The)	960	19,094

		2,901,605

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	1,950	59,222
Analog Devices, Inc.	810	91,425
Applied Materials, Inc.	2,100	94,311
Broadcom, Inc.	900	259,074
Intel Corp.	9,960	476,785
KLA-Tencor Corp.	330	39,006
Lam Research Corp.	330	61,987
Maxim Integrated Products, Inc.	600	35,892
Microchip Technology, Inc. (x)	510	44,217
Micron Technology, Inc.*	2,460	94,931
NVIDIA Corp.	1,350	221,711
Qorvo, Inc.*	270	17,985
QUALCOMM, Inc.	2,670	203,107
Skyworks Solutions, Inc.	390	30,135
Texas Instruments, Inc.	2,070	237,553
Xilinx, Inc.	570	67,214

		2,034,555

Software (2.5%)
Adobe, Inc.*	1,080	318,222
ANSYS, Inc.*	190	38,916
Autodesk, Inc.*	480	78,192
Cadence Design Systems, Inc.*	600	42,486
Citrix Systems, Inc.	280	27,479
Fortinet, Inc.*	300	23,049
Intuit, Inc.	580	151,572
Microsoft Corp.	17,040	2,282,678
Oracle Corp.	5,640	321,311
Red Hat, Inc.*	390	73,226
salesforce.com, Inc.*	1,710	259,458
Symantec Corp.	1,410	30,682
Synopsys, Inc.*	330	42,468

		3,689,739

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	9,782	1,936,053
Hewlett Packard Enterprise Co.	3,050	45,597
HP, Inc.	3,390	70,478
NetApp, Inc.	540	33,318
Seagate Technology plc	540	25,445
Western Digital Corp.	630	29,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Xerox Corp.	420	$14,872

		2,155,720

Total Information Technology		11,706,126

Materials (1.0%)
Chemicals (0.7%)
Air Products & Chemicals, Inc.	480	108,658
Albemarle Corp.	240	16,898
Celanese Corp.	270	29,106
CF Industries Holdings, Inc.	480	22,421
Corteva, Inc.*	1,680	49,678
Dow, Inc.	1,680	82,841
DuPont de Nemours, Inc.	1,679	126,042
Eastman Chemical Co.	300	23,349
Ecolab, Inc.	570	112,541
FMC Corp.	300	24,885
International Flavors & Fragrances, Inc. (x)	210	30,469
Linde plc	1,230	246,984
LyondellBasell Industries NV, Class A	660	56,846
Mosaic Co. (The)	780	19,523
PPG Industries, Inc.	510	59,522
Sherwin-Williams Co. (The)	180	82,492

		1,092,255

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	150	34,516
Vulcan Materials Co.	300	41,193

		75,709

Containers & Packaging (0.1%)
Amcor plc*	3,634	41,755
Avery Dennison Corp.	180	20,823
Ball Corp.	720	50,393
International Paper Co.	870	37,688
Packaging Corp. of America	210	20,017
Sealed Air Corp.	330	14,117
Westrock Co.	540	19,694

		204,487

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,210	37,268
Newmont Goldcorp Corp.	1,815	69,823
Nucor Corp.	660	36,366

		143,457

Total Materials		1,515,908

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc. (REIT)	240	33,862
American Tower Corp. (REIT)	990	202,405
Apartment Investment & Management Co. (REIT), Class A	330	16,540
AvalonBay Communities, Inc. (REIT)	300	60,954
Boston Properties, Inc. (REIT)	330	42,570
Crown Castle International Corp. (REIT)	930	121,226
Digital Realty Trust, Inc. (REIT)	450	53,006
Duke Realty Corp. (REIT)	780	24,656
Equinix, Inc. (REIT)	210	105,901
Equity Residential (REIT)	810	61,495
Essex Property Trust, Inc. (REIT)	150	43,790
Extra Space Storage, Inc. (REIT)	270	28,647
Federal Realty Investment Trust (REIT)	180	23,177
HCP, Inc. (REIT)	1,050	33,579
Host Hotels & Resorts, Inc. (REIT)	1,620	29,516
Iron Mountain, Inc. (REIT)	630	19,719
Kimco Realty Corp. (REIT)	930	17,186
Macerich Co. (The) (REIT)	210	7,033
Mid-America Apartment Communities, Inc. (REIT)	240	28,262
Prologis, Inc. (REIT)	1,380	110,538
Public Storage (REIT)	330	78,596
Realty Income Corp. (REIT)	660	45,520
Regency Centers Corp. (REIT)	360	24,026
SBA Communications Corp. (REIT)*	240	53,962
Simon Property Group, Inc. (REIT)	690	110,234
SL Green Realty Corp. (REIT)	180	14,467
UDR, Inc. (REIT)	600	26,934
Ventas, Inc. (REIT)	780	53,313
Vornado Realty Trust (REIT)	360	23,076
Welltower, Inc. (REIT)	840	68,485
Weyerhaeuser Co. (REIT)	1,650	43,461

		1,606,136

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	690	35,397

Total Real Estate		1,641,533

Utilities (1.2%)
Electric Utilities (0.7%)
Alliant Energy Corp.	510	25,031
American Electric Power Co., Inc.	1,080	95,051
Duke Energy Corp.	1,620	142,949
Edison International	720	48,535
Entergy Corp.	420	43,230
Evergy, Inc.	540	32,481
Eversource Energy	690	52,274
Exelon Corp.	2,130	102,112
FirstEnergy Corp.	1,110	47,519
NextEra Energy, Inc.	1,080	221,249
Pinnacle West Capital Corp.	240	22,582
PPL Corp.	1,590	49,306
Southern Co. (The)	2,280	126,038
Xcel Energy, Inc.	1,140	67,819

		1,076,176

Gas Utilities (0.0%)
Atmos Energy Corp.	240	25,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	1,440	$24,135
NRG Energy, Inc.	600	21,072

		45,207

Multi-Utilities (0.4%)
Ameren Corp.	540	40,560
CenterPoint Energy, Inc.	1,110	31,779
CMS Energy Corp.	600	34,746
Consolidated Edison, Inc.	690	60,499
Dominion Energy, Inc.	1,770	136,857
DTE Energy Co.	390	49,873
NiSource, Inc.	810	23,328
Public Service Enterprise Group, Inc.	1,110	65,290
Sempra Energy	600	82,464
WEC Energy Group, Inc.	690	57,525

		582,921

Water Utilities (0.1%)
American Water Works Co., Inc.	390	45,240

Total Utilities		1,774,878

Total Common Stocks (36.3%) (Cost $50,805,840)		54,419,209

EXCHANGE TRADED FUNDS (ETF):
Equity (26.0%)
iShares MSCI EAFE ETF	397,815	26,148,380
SPDR S&P MidCap 400 ETF Trust	18,991	6,734,019
Vanguard Small-Cap ETF	38,834	6,083,734

Total Exchange Traded Funds (26.0%) (Cost $39,359,545)		38,966,133

SHORT-TERM INVESTMENTS:
Investment Company (18.2%)
JPMorgan Prime Money Market Fund, IM Shares	27,360,624	27,371,568

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $21,796, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $22,231. (xx)	$21,791	21,791

U.S. Treasury Obligations (18.2%)
U.S. Treasury Bills 2.05%, 9/26/19 (p)	27,392,600	27,256,240

Total Short-Term Investments (36.4%) (Cost $54,643,232)		54,649,599

Total Investments in Securities (98.7%) (Cost $144,808,617)		148,034,941
Other Assets Less Liabilities (1.3%)		1,987,295

Net Assets (100%)		$150,022,236

*	Non-income producing.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $94,688. This was collateralized by $74,123 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/31/19 - 11/15/46 and by cash of $21,791 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	141	9/2019	EUR	5,557,075	122,074
FTSE 100 Index	2	9/2019	GBP	187,165	(110)
MSCI EAFE E-Mini Index	86	9/2019	USD	8,270,190	178,868
Russell 2000 E-Mini Index	8	9/2019	USD	626,840	11,095
S&P 500 E-Mini Index	53	9/2019	USD	7,802,130	93,655
U.S. Treasury 2 Year Note	46	9/2019	USD	9,898,266	4,256
U.S. Treasury 5 Year Note	27	9/2019	USD	3,190,219	40,247
U.S. Treasury 10 Year Note	97	9/2019	USD	12,412,969	182,575

					632,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Short Contracts
TOPIX Index	(2)	9/2019	JPY	(287,715)	(573)

					(573)

					632,087

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	6,338,926	USD	4,428,624	BNP Paribas	9/13/2019	31,718
CHF	210,525	USD	210,954	JPMorgan Chase Bank	9/13/2019	6,168
EUR	727,501	USD	828,858	JPMorgan Chase Bank	9/13/2019	3,285
NZD	1,567,089	USD	1,033,602	JPMorgan Chase Bank	9/13/2019	20,663
NZD	1,790,976	USD	1,179,136	Natwest Markets plc	9/13/2019	25,749
SEK	5,421,003	USD	577,721	HSBC Bank plc	9/13/2019	9,177

Total unrealized appreciation						96,760

GBP	99,416	USD	126,794	JPMorgan Chase Bank	9/13/2019	(115)
SEK	6,195,000	USD	672,035	JPMorgan Chase Bank	9/13/2019	(1,341)
USD	1,288,637	AUD	1,838,368	JPMorgan Chase Bank	9/13/2019	(4,918)
USD	209,854	CHF	210,525	JPMorgan Chase Bank	9/13/2019	(7,268)
USD	993,291	EUR	881,416	Citibank NA	9/13/2019	(14,906)
USD	1,016,433	EUR	899,501	JPMorgan Chase Bank	9/13/2019	(12,450)
USD	1,544,430	JPY	165,890,000	Citibank NA	9/13/2019	(2,685)
USD	1,181,677	JPY	128,957,543	JPMorgan Chase Bank	9/13/2019	(21,000)
USD	649,795	JPY	70,033,610	Natwest Markets plc	9/13/2019	(3,349)

Total unrealized depreciation						(68,032)

Net unrealized appreciation						28,728

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,523,935	$—	$—	$5,523,935
Consumer Discretionary	5,591,523	—	—	5,591,523
Consumer Staples	3,934,733	—	—	3,934,733
Energy	2,726,223	—	—	2,726,223
Financials	7,134,168	—	—	7,134,168
Health Care	7,749,590	—	—	7,749,590
Industrials	5,120,592	—	—	5,120,592
Information Technology	11,706,126	—	—	11,706,126
Materials	1,515,908	—	—	1,515,908
Real Estate	1,641,533	—	—	1,641,533
Utilities	1,774,878	—	—	1,774,878
Exchange Traded Funds	38,966,133	—	—	38,966,133
Forward Currency Contracts	—	96,760	—	96,760
Futures	632,770	—	—	632,770
Short-Term Investments
Investment Company	27,371,568	—	—	27,371,568
Repurchase Agreement	—	21,791	—	21,791
U.S. Treasury Obligations	—	27,256,240	—	27,256,240

Total Assets	$121,389,680	$27,374,791	$—	$148,764,471

Liabilities:
Forward Currency Contracts	$—	$(68,032)	$—	$(68,032)
Futures	(683)	—	—	(683)

Total Liabilities	$(683)	$(68,032)	$—	$(68,715)

Total	$121,388,997	$27,306,759	$—	$148,695,756

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$227,078	*
Foreign exchange contracts	Receivables	96,760
Equity contracts	Receivables, Net assets – Unrealized appreciation	405,692	*

Total		$729,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(68,032)
Equity contracts	Payables, Net assets – Unrealized depreciation	(683)*

Total		$(68,715)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$575,349	$—	$575,349
Foreign exchange contracts	—	(86,904)	(86,904)
Equity contracts	608,288	—	608,288

Total	$1,183,637	$(86,904)	$1,096,733

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(12,254)	$—	$(12,254)
Foreign exchange contracts	—	76,021	76,021
Equity contracts	307,455	—	307,455

Total	$295,201	$76,021	$371,222

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $30,997,000 and futures contracts with an average notional balance of approximately $33,275,000 respectively, during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$31,718	$—	$—	$31,718
HSBC Bank plc	9,177	—	—	9,177
JPMorgan Chase Bank	30,116	(30,116)	—	—
Natwest Markets plc	25,749	(3,349)	—	22,400

Total	$96,760	$(33,465)	$—	$63,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$17,591	$—	$—	$17,591
JPMorgan Chase Bank	47,092	(30,116)	—	16,976
Natwest Markets plc	3,349	(3,349)	—	—

Total	$68,032	$(33,465)	$—	$34,567

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$58,255,917
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$42,335,101

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,671,793
Aggregate gross unrealized depreciation	(2,128,270)

Net unrealized appreciation	$3,543,523

Federal income tax cost of investments in securities and derivative instruments, if applicable	$145,152,233

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $144,786,826)	$148,013,150
Repurchase Agreements (Cost $21,791)	21,791
Cash	299,975
Due from broker for futures variation margin	1,347,738
Receivable for Portfolio shares sold	332,171
Dividends, interest and other receivables	179,010
Unrealized appreciation on forward foreign currency contracts	96,760
Securities lending income receivable	543
Other assets	1,516

Total assets	150,292,654

LIABILITIES
Investment management fees payable	77,071
Unrealized depreciation on forward foreign currency contracts	68,032
Distribution fees payable – Class IB	27,616
Payable for securities purchased	26,999
Payable for return of collateral on securities loaned	21,791
Administrative fees payable	14,525
Trustees’ fees payable	38
Payable for Portfolio shares redeemed	22
Accrued expenses	34,324

Total liabilities	270,418

NET ASSETS	$150,022,236

Net assets were comprised of:
Paid in capital	$144,629,449
Total distributable earnings (loss)	5,392,787

Net assets	$150,022,236

Class IB
Net asset value, offering and redemption price per share, $139,433,737 / 13,290,708 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.49

Class K
Net asset value, offering and redemption price per share, $10,588,499 / 1,008,251 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.50

(x)	Includes value of securities on loan of $94,688.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$1,450,270
Interest	74,253
Securities lending (net)	4,481

Total income	1,529,004

EXPENSES
Investment management fees	464,190
Distribution fees – Class IB	142,122
Administrative fees	76,471
Professional fees	25,486
Printing and mailing expenses	12,723
Trustees’ fees	1,676
Custodian fees	1,488
Miscellaneous	477

Gross expenses	724,633
Less: Waiver from investment manager	(70,654)

Net expenses	653,979

NET INVESTMENT INCOME (LOSS)	875,025

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	236,278
Futures contracts	1,183,637
Forward foreign currency contracts	(86,904)
Foreign currency transactions	(33)

Net realized gain (loss)	1,332,978

Change in unrealized appreciation (depreciation) on:
Investments in securities	11,111,263
Futures contracts	295,201
Forward foreign currency contracts	76,021
Foreign currency translations	6,314

Net change in unrealized appreciation (depreciation)	11,488,799

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,821,777

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,696,802

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$875,025	$783,369
Net realized gain (loss)	1,332,978	(537,203)
Net change in unrealized appreciation (depreciation)	11,488,799	(7,792,247)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,696,802	(7,546,081)

Distributions to shareholders:
Class IB	—	(943,820)
Class K	—	(142,421)

Total distributions to shareholders	—	(1,086,241)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,501,044 and 8,853,768 shares, respectively ]	45,265,012	90,070,484
Capital shares issued in reinvestment of dividends and distributions [ 0 and 97,900 shares, respectively ]	—	943,820
Capital shares repurchased [ (104,173) and (67,863) shares, respectively ]	(1,066,551)	(675,791)

Total Class IB transactions	44,198,461	90,338,513

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 14,763 shares, respectively ]	—	142,421

Total Class K transactions	—	142,421

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	44,198,461	90,480,934

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,895,263	81,848,612
NET ASSETS:
Beginning of period	92,126,973	10,278,361

End of period	$150,022,236	$92,126,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$9.30		$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.18		0.03
Net realized and unrealized gain (loss)	1.12		(1.00)		0.24

Total from investment operations	1.19		(0.82)		0.27

Less distributions:
Dividends from net investment income	—		(0.11)		(0.03)
Distributions from net realized gains	—		(0.01)		—

Total dividends and distributions	—		(0.12)		(0.03)

Net asset value, end of period	$10.49		$9.30		$10.24

Total return (b)	12.80%		(8.07)%		2.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$139,434		$82,748		$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.08	%(j)	1.05	%(j)	1.13	%**(k)
Before waivers and reimbursements (a)(f)	1.19%		1.46%		3.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.40%		1.75%		2.07	%(l)
Before waivers and reimbursements (a)(f)(x)	1.29%		1.34%		0.16	%(l)
Portfolio turnover rate (z)^	50%		3%		0%

Class K	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$9.30		$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.14		0.03
Net realized and unrealized gain (loss)	1.12		(0.94)		0.25

Total from investment operations	1.20		(0.80)		0.28

Less distributions:
Dividends from net investment income	—		(0.13)		(0.04)
Distributions from net realized gains	—		(0.01)		—

Total dividends and distributions	—		(0.14)		(0.04)

Net asset value, end of period	$10.50		$9.30		$10.24

Total return (b)	12.90%		(7.83)%		2.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,588		$9,379		$10,176
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83	%(j)	0.81	%(j)	0.88	%**(k)
Before waivers and reimbursements (a)(f)	0.94%		1.38%		2.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.51%		1.37%		2.33	%(l)
Before waivers and reimbursements (a)(f)(x)	1.39%		0.80%		0.42	%(l)
Portfolio turnover rate (z)^	50%		3%		0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class IB and 0.96% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB DYNAMIC GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
U.S. Treasury Obligations	17.8%
Information Technology	10.6
Investment Company	9.4
Financials	9.1
Health Care	8.2
Exchange Traded Funds	7.7
Industrials	6.8
Consumer Discretionary	6.5
Communication Services	5.4
Consumer Staples	5.3
Energy	3.2
Materials	2.5
Utilities	2.1
Real Estate	1.9
U.S. Government Agency Securities	0.6
Repurchase Agreements	0.4
Cash and Other	2.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,114.82	$6.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.01	5.84

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.17%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.4%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	91,168	$3,055,040
BT Group plc	74,255	185,262
Cellnex Telecom SA (m)*	1,753	64,863
CenturyLink, Inc.	11,900	139,944
Deutsche Telekom AG (Registered)	30,086	520,415
Elisa OYJ	1,328	64,797
HKT Trust & HKT Ltd.	32,415	51,454
Iliad SA (x)	256	28,749
Koninklijke KPN NV	32,245	98,998
Nippon Telegraph & Telephone Corp.	5,810	270,359
Orange SA (x)	18,025	284,180
PCCW Ltd.	31,094	17,952
Proximus SADP	1,481	43,651
Singapore Telecommunications Ltd.	72,285	186,990
Spark New Zealand Ltd.	15,677	42,127
Swisscom AG (Registered)	234	117,479
Telecom Italia SpA (Aquis Stock Exchange)	51,497	26,708
Telecom Italia SpA (Turquoise Stock Exchange)*	82,337	44,959
Telefonica Deutschland Holding AG	6,587	18,403
Telefonica SA	42,180	346,340
Telenor ASA	6,659	141,369
Telia Co. AB	25,405	112,824
Telstra Corp. Ltd.	35,563	96,123
TPG Telecom Ltd.	2,569	11,615
United Internet AG (Registered)	1,130	37,211
Verizon Communications, Inc.	51,750	2,956,478

		8,964,290

Entertainment (1.0%)
Activision Blizzard, Inc.	9,561	451,280
Electronic Arts, Inc.*	3,750	379,725
Konami Holdings Corp.	905	42,390
Netflix, Inc.*	5,480	2,012,914
Nexon Co. Ltd.*	4,441	64,340
Nintendo Co. Ltd.	1,035	379,095
Take-Two Interactive Software, Inc.*	1,431	162,461
Toho Co. Ltd.	1,107	47,025
Ubisoft Entertainment SA (x)*	795	62,231
Viacom, Inc., Class B	4,400	131,428
Vivendi SA	8,254	227,226
Walt Disney Co. (The)	22,109	3,087,301

		7,047,416

Interactive Media & Services (2.1%)
Alphabet, Inc., Class A*	3,790	4,103,812
Alphabet, Inc., Class C*	3,870	4,183,122
Auto Trader Group plc (m)	8,214	57,143
Facebook, Inc., Class A*	30,090	5,807,370
Kakaku.com, Inc.	1,312	25,311
LINE Corp.*	624	17,450
REA Group Ltd.	468	31,555
TripAdvisor, Inc.*	1,250	57,862
Twitter, Inc.*	9,031	315,182
Yahoo Japan Corp.	24,470	71,720

		14,670,527

Media (0.7%)
Axel Springer SE	493	34,729
CBS Corp. (Non-Voting), Class B	4,200	209,580
Charter Communications, Inc., Class A*	2,236	883,622
Comcast Corp., Class A	56,850	2,403,618
CyberAgent, Inc.	1,001	36,256
Dentsu, Inc.	1,954	68,145
Discovery, Inc., Class A (x)*	1,950	59,865
Discovery, Inc., Class C*	4,490	127,740
DISH Network Corp., Class A*	2,825	108,508
Eutelsat Communications SA	1,519	28,396
Fox Corp., Class A	4,400	161,216
Fox Corp., Class B	2,033	74,265
Hakuhodo DY Holdings, Inc.	2,066	34,761
Informa plc	11,432	121,226
Interpublic Group of Cos., Inc. (The)	4,770	107,754
ITV plc	30,951	42,451
JCDecaux SA (x)	687	20,811
News Corp., Class A	4,800	64,752
News Corp., Class B	1,550	21,638
Omnicom Group, Inc.	2,800	229,460
Pearson plc	6,895	71,749
Publicis Groupe SA	1,928	101,790
RTL Group SA	344	17,618
Schibsted ASA, Class B	920	23,986
SES SA (FDR)	3,340	52,221
Singapore Press Holdings Ltd.	11,960	21,569
Telenet Group Holding NV	462	25,742
WPP plc	11,502	144,638

		5,298,106

Wireless Telecommunication Services (0.3%)
1&1 Drillisch AG	527	17,570
KDDI Corp.	16,004	407,244
Millicom International Cellular SA (SDR)	645	36,292
NTT DOCOMO, Inc.	12,088	281,696
Softbank Corp.	15,000	194,709
SoftBank Group Corp.	14,904	713,993
Tele2 AB, Class B	4,423	64,539
Vodafone Group plc	241,189	396,104

		2,112,147

Total Communication Services		38,092,486

Consumer Discretionary (6.5%)
Auto Components (0.2%)
Aisin Seiki Co. Ltd.	1,526	52,511
Aptiv plc	3,300	266,739
BorgWarner, Inc.	2,600	109,148
Bridgestone Corp.	5,156	202,864
Cie Generale des Etablissements Michelin SCA	1,551	196,734
Continental AG	992	144,633
Denso Corp.	3,914	164,561
Faurecia SA (x)	709	32,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Koito Manufacturing Co. Ltd.	962	$51,306
NGK Spark Plug Co. Ltd.	1,383	25,937
Nokian Renkaat OYJ	1,130	35,284
Pirelli & C SpA (m)	3,486	20,605
Stanley Electric Co. Ltd.	1,203	29,546
Sumitomo Electric Industries Ltd.	6,789	89,070
Sumitomo Rubber Industries Ltd. (x)	1,478	17,081
Toyoda Gosei Co. Ltd.	700	13,641
Toyota Industries Corp.	1,374	75,572
Valeo SA(x)	2,294	74,603
Yokohama Rubber Co. Ltd. (The) (x)	1,089	19,999

		1,622,735

Automobiles (0.7%)
Bayerische Motoren Werke AG	3,016	223,226
Bayerische Motoren Werke AG (Preference) (q)	529	32,843
Daimler AG (Registered)	8,209	456,688
Ferrari NV	1,123	182,350
Fiat Chrysler Automobiles NV	9,730	135,711
Ford Motor Co.	48,950	500,758
General Motors Co.	16,400	631,892
Harley-Davidson, Inc.	2,000	71,660
Honda Motor Co. Ltd.	14,769	381,502
Isuzu Motors Ltd.	5,064	57,631
Mazda Motor Corp.	5,326	55,550
Mitsubishi Motors Corp.	5,730	27,424
Nissan Motor Co. Ltd.	20,342	145,582
Peugeot SA	5,453	134,367
Porsche Automobil Holding SE (Preference) (q)	1,377	89,469
Renault SA (x)	1,767	111,092
Subaru Corp.	5,626	136,665
Suzuki Motor Corp.	3,325	156,173
Toyota Motor Corp.	20,618	1,278,980
Volkswagen AG	305	52,421
Volkswagen AG (Preference) (q)	1,680	283,149
Yamaha Motor Co. Ltd.	2,568	45,612

		5,190,745

Distributors (0.1%)
Genuine Parts Co.	1,850	191,623
Jardine Cycle & Carriage Ltd.	925	24,769
LKQ Corp.*	3,950	105,110

		321,502

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	666	15,493
H&R Block, Inc.	2,550	74,715

		90,208

Hotels, Restaurants & Leisure (1.1%)
Accor SA	1,695	72,759
Aristocrat Leisure Ltd.	5,254	113,313
Carnival Corp.	5,000	232,750
Carnival plc	1,481	65,433
Chipotle Mexican Grill, Inc.*	340	249,179
Compass Group plc	14,317	343,092
Crown Resorts Ltd.	3,266	28,547
Darden Restaurants, Inc.	1,550	188,681
Domino’s Pizza Enterprises Ltd. (x)	608	16,066
Flight Centre Travel Group Ltd. (x)	522	15,227
Flutter Entertainment plc	729	54,826
Galaxy Entertainment Group Ltd.	19,394	130,713
Genting Singapore Ltd.	51,727	35,173
GVC Holdings plc	5,315	43,995
Hilton Worldwide Holdings, Inc.	3,716	363,202
InterContinental Hotels Group plc	1,616	106,142
Marriott International, Inc., Class A	3,520	493,821
McDonald’s Corp.	9,650	2,003,919
McDonald’s Holdings Co. Japan Ltd. (x)	601	26,478
Melco Resorts & Entertainment Ltd. (ADR)	1,868	40,573
Merlin Entertainments plc (m)	6,299	35,925
MGM China Holdings Ltd. (x)	6,979	11,864
MGM Resorts International	6,231	178,020
Norwegian Cruise Line Holdings Ltd.*	2,725	146,142
Oriental Land Co. Ltd.	1,837	227,293
Royal Caribbean Cruises Ltd.	2,150	260,602
Sands China Ltd.	21,793	104,199
Shangri-La Asia Ltd.	8,907	11,231
SJM Holdings Ltd.	16,347	18,603
Sodexo SA	826	96,554
Starbucks Corp.	15,532	1,302,048
Tabcorp Holdings Ltd.	18,193	56,837
TUI AG	3,980	39,040
Whitbread plc	1,658	97,467
Wynn Macau Ltd.	13,352	29,912
Wynn Resorts Ltd.	1,200	148,788
Yum! Brands, Inc.	3,900	431,613

		7,820,027

Household Durables (0.3%)
Barratt Developments plc	8,650	62,900
Berkeley Group Holdings plc	1,189	56,337
Casio Computer Co. Ltd.	1,751	21,730
DR Horton, Inc.	4,250	183,302
Electrolux AB	2,036	52,028
Garmin Ltd.	1,500	119,700
Husqvarna AB, Class B	3,561	33,309
Iida Group Holdings Co. Ltd.	1,340	21,626
Leggett & Platt, Inc.	1,600	61,392
Lennar Corp., Class A	3,650	176,879
Mohawk Industries, Inc.*	800	117,976
Newell Brands, Inc.	5,350	82,497
Nikon Corp.	2,912	41,162
Panasonic Corp.	19,732	164,276
Persimmon plc	2,969	75,297
PulteGroup, Inc.	3,200	101,184
Rinnai Corp.	300	19,060
SEB SA	221	39,730
Sekisui Chemical Co. Ltd.	3,421	51,340
Sekisui House Ltd.	5,726	94,296

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sharp Corp.	1,887	$20,688
Sony Corp.	11,472	600,973
Taylor Wimpey plc	27,954	56,002
Whirlpool Corp.	800	113,888

		2,367,572

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	5,217	9,879,068
Booking Holdings, Inc.*	612	1,147,322
Delivery Hero SE (m)*	1,016	46,085
eBay, Inc.	11,340	447,930
Expedia Group, Inc.	1,500	199,545
Mercari, Inc.*	671	17,787
Ocado Group plc*	4,103	60,808
Rakuten, Inc.	7,769	92,235
Zalando SE (m)*	1,168	51,824
ZOZO, Inc.	1,766	33,071

		11,975,675

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,826	88,578
Hasbro, Inc.	1,450	153,236
Sankyo Co. Ltd.	470	17,001
Sega Sammy Holdings, Inc.	1,589	19,292
Shimano, Inc.	670	99,616
Yamaha Corp.	1,312	62,305

		440,028

Multiline Retail (0.3%)
Dollar General Corp.	3,280	443,325
Dollar Tree, Inc.*	2,960	317,874
Harvey Norman Holdings Ltd. (x)	3,969	11,341
Isetan Mitsukoshi Holdings Ltd.	2,911	23,598
J Front Retailing Co. Ltd.	2,081	23,837
Kohl’s Corp.	2,070	98,428
Macy’s, Inc.	3,840	82,406
Marks & Spencer Group plc	13,881	37,143
Marui Group Co. Ltd.	1,716	34,920
Next plc	1,249	87,652
Nordstrom, Inc. (x)	1,380	43,967
Pan Pacific International Holdings Corp.	1,000	63,442
Ryohin Keikaku Co. Ltd.	220	39,709
Target Corp.	6,500	562,965
Wesfarmers Ltd.	10,235	259,827

		2,130,434

Specialty Retail (1.2%)
ABC-Mart, Inc.	319	20,771
Advance Auto Parts, Inc.	940	144,892
AutoZone, Inc.*	313	344,134
Best Buy Co., Inc.	2,920	203,612
CarMax, Inc. (x)*	2,160	187,553
Dufry AG (Registered)*	389	32,947
Fast Retailing Co. Ltd.	528	318,960
Foot Locker, Inc.	1,400	58,688
Gap, Inc. (The)	2,650	47,620
Hennes & Mauritz AB, Class B	7,252	129,138
Hikari Tsushin, Inc.	191	41,614
Home Depot, Inc. (The)	14,160	2,944,855
Industria de Diseno Textil SA	9,862	296,612
Kingfisher plc	18,512	50,521
L Brands, Inc.	2,830	73,863
Lowe’s Cos., Inc.	10,030	1,012,127
Nitori Holdings Co. Ltd.	756	100,131
O’Reilly Automotive, Inc.*	1,020	376,706
Ross Stores, Inc.	4,680	463,882
Shimamura Co. Ltd.	202	15,082
Tiffany & Co.	1,350	126,414
TJX Cos., Inc. (The)	15,480	818,582
Tractor Supply Co.	1,530	166,464
Ulta Beauty, Inc.*	700	242,823
USS Co. Ltd.	2,143	42,198
Yamada Denki Co. Ltd.	5,416	23,962

		8,284,151

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,629	502,909
Burberry Group plc	3,866	91,417
Capri Holdings Ltd.*	1,850	64,158
Cie Financiere Richemont SA (Registered)	4,712	399,859
EssilorLuxottica SA	2,551	332,860
Hanesbrands, Inc.	4,500	77,490
Hermes International	289	208,412
HUGO BOSS AG	598	39,779
Kering SA	684	404,522
LVMH Moet Hennessy Louis Vuitton SE	2,508	1,067,446
Moncler SpA	1,690	72,256
NIKE, Inc., Class B	15,950	1,339,003
Pandora A/S	981	34,896
Puma SE	830	55,353
PVH Corp.	950	89,908
Ralph Lauren Corp.	700	79,513
Swatch Group AG (The)	275	78,736
Swatch Group AG (The) (Registered)	533	28,856
Tapestry, Inc.	3,600	114,228
Under Armour, Inc., Class A (x)*	2,350	59,573
Under Armour, Inc., Class C*	2,407	53,435
VF Corp.	4,050	353,768
Yue Yuen Industrial Holdings Ltd.	4,951	13,563

		5,561,940

Total Consumer Discretionary		45,805,017

Consumer Staples (5.3%)
Beverages (1.3%)
Anheuser-Busch InBev SA/NV	6,878	608,785
Asahi Group Holdings Ltd.	3,283	147,532
Brown-Forman Corp., Class B	2,050	113,631
Carlsberg A/S, Class B	997	132,171
Coca-Cola Amatil Ltd.	4,066	29,173
Coca-Cola Bottlers Japan, Inc.	1,178	29,817
Coca-Cola Co. (The)	48,000	2,444,160
Coca-Cola European Partners plc	2,141	120,967
Coca-Cola HBC AG*	1,899	71,674
Constellation Brands, Inc., Class A	2,100	413,574
Davide Campari-Milano SpA	5,062	49,588
Diageo plc	21,924	942,186
Heineken Holding NV	1,087	114,085

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Heineken NV	2,370	$264,480
Kirin Holdings Co. Ltd.	7,380	159,045
Molson Coors Brewing Co., Class B	2,300	128,800
Monster Beverage Corp.*	4,970	317,235
PepsiCo, Inc.	17,700	2,321,001
Pernod Ricard SA	1,917	353,240
Remy Cointreau SA (x)	239	34,460
Suntory Beverage & Food Ltd.	1,301	56,534
Treasury Wine Estates Ltd.	6,679	69,960

		8,922,098

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	5,903	101,344
Carrefour SA	5,505	106,290
Casino Guichard Perrachon SA (x)	510	17,398
Coles Group Ltd.*	10,032	94,024
Colruyt SA	533	30,910
Costco Wholesale Corp.	5,500	1,453,430
Dairy Farm International Holdings Ltd.	2,900	20,735
FamilyMart UNY Holdings Co. Ltd.	2,376	56,681
ICA Gruppen AB	857	36,841
J Sainsbury plc	15,273	38,006
Jeronimo Martins SGPS SA	2,151	34,646
Koninklijke Ahold Delhaize NV	10,685	240,301
Kroger Co. (The)	9,970	216,449
Lawson, Inc.	445	21,339
METRO AG	1,588	29,027
Seven & i Holdings Co. Ltd.	6,826	230,963
Sundrug Co. Ltd.	652	17,634
Sysco Corp.	5,950	420,784
Tesco plc	88,399	254,499
Tsuruha Holdings, Inc.	350	32,333
Walgreens Boots Alliance, Inc.	10,050	549,433
Walmart, Inc.	17,820	1,968,932
Welcia Holdings Co. Ltd.	418	17,001
Wm Morrison Supermarkets plc	21,376	54,673
Woolworths Group Ltd.	11,892	277,430

		6,321,103

Food Products (1.2%)
a2 Milk Co. Ltd.*	6,376	62,837
Ajinomoto Co., Inc.	3,988	69,096
Archer-Daniels-Midland Co.	7,000	285,600
Associated British Foods plc	3,187	99,686
Barry Callebaut AG (Registered)	22	44,126
Calbee, Inc.	736	19,852
Campbell Soup Co.	2,400	96,168
Chocoladefabriken Lindt & Spruengli AG	10	72,782
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	81,336
Conagra Brands, Inc.	6,050	160,446
Danone SA	5,566	471,518
General Mills, Inc.	7,450	391,274
Golden Agri-Resources Ltd.	49,475	10,604
Hershey Co. (The)	1,750	234,553
Hormel Foods Corp.	3,400	137,836
JM Smucker Co. (The)	1,400	161,266
Kellogg Co.	3,150	168,746
Kerry Group plc (London Stock Exchange), Class A	1,404	167,631
Kerry Group plc (Turquoise Stock Exchange), Class A	43	5,134
Kikkoman Corp.	1,390	60,466
Kraft Heinz Co. (The)	7,750	240,560
Lamb Weston Holdings, Inc.	1,814	114,935
McCormick & Co., Inc. (Non-Voting)	1,500	232,515
Meiji Holdings Co. Ltd.	1,034	73,847
Mondelez International, Inc., Class A	18,200	980,980
Mowi ASA	3,987	93,220
Nestle SA (Registered)	27,648	2,862,228
NH Foods Ltd.	788	33,730
Nisshin Seifun Group, Inc.	1,920	43,791
Nissin Foods Holdings Co. Ltd.	574	36,948
Orkla ASA	6,964	61,783
Toyo Suisan Kaisha Ltd.	904	37,228
Tyson Foods, Inc., Class A	3,650	294,701
Vitasoy International Holdings Ltd.	6,700	32,206
WH Group Ltd. (m)	86,015	87,208
Wilmar International Ltd.	16,661	45,562
Yakult Honsha Co. Ltd.	1,095	64,492
Yamazaki Baking Co. Ltd.	1,222	18,463

		8,155,354

Household Products (0.9%)
Church & Dwight Co., Inc.	3,050	222,833
Clorox Co. (The)	1,600	244,976
Colgate-Palmolive Co.	10,850	777,620
Essity AB, Class B	5,542	170,328
Henkel AG & Co. KGaA	992	91,086
Henkel AG & Co. KGaA (Preference) (q)	1,610	157,479
Kimberly-Clark Corp.	4,350	579,768
Lion Corp.	2,170	40,395
Pigeon Corp. (x)	1,146	46,078
Procter & Gamble Co. (The)	31,197	3,420,751
Reckitt Benckiser Group plc	6,387	504,028
Unicharm Corp.	3,614	108,740

		6,364,082

Personal Products (0.5%)
Beiersdorf AG	950	114,020
Coty, Inc., Class A	5,601	75,053
Estee Lauder Cos., Inc. (The), Class A	2,750	503,552
Kao Corp.	4,443	338,330
Kobayashi Pharmaceutical Co. Ltd.	496	35,470
Kose Corp.	315	52,794
L’Oreal SA	2,277	648,589
Pola Orbis Holdings, Inc.	967	26,997
Shiseido Co. Ltd.	3,611	271,993
Unilever NV (CVA)	13,157	801,302
Unilever plc	10,102	627,917

		3,496,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.5%)
Altria Group, Inc.	23,500	$1,112,725
British American Tobacco plc	20,705	722,831
Imperial Brands plc	8,654	202,966
Japan Tobacco, Inc. (x)	10,832	239,065
Philip Morris International, Inc.	19,450	1,527,408
Swedish Match AB	1,656	69,905

		3,874,900

Total Consumer Staples		37,133,554

Energy (3.2%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	6,400	157,632
Halliburton Co.	10,950	249,003
Helmerich & Payne, Inc.	1,350	68,337
John Wood Group plc	5,790	33,236
National Oilwell Varco, Inc.	4,800	106,704
Schlumberger Ltd.	17,350	689,489
TechnipFMC plc	5,308	137,690
Tenaris SA	4,343	56,841
WorleyParsons Ltd. (x)	2,844	29,370

		1,528,302

Oil, Gas & Consumable Fuels (3.0%)
Aker BP ASA	942	27,011
Anadarko Petroleum Corp.	6,300	444,528
Apache Corp.	4,750	137,607
BP plc	182,870	1,274,045
Cabot Oil & Gas Corp.	5,400	123,984
Caltex Australia Ltd.	2,405	41,789
Chevron Corp.	23,950	2,980,338
Cimarex Energy Co.	1,200	71,196
Concho Resources, Inc.	2,500	257,950
ConocoPhillips	14,400	878,400
Devon Energy Corp.	5,850	166,842
Diamondback Energy, Inc.	1,916	208,786
Enagas SA	2,128	56,791
Eni SpA	22,963	381,381
EOG Resources, Inc.	7,250	675,410
Equinor ASA	9,041	178,532
Exxon Mobil Corp.	53,058	4,065,835
Galp Energia SGPS SA	4,556	70,068
Hess Corp.	3,100	197,067
HollyFrontier Corp.	1,984	91,819
Idemitsu Kosan Co. Ltd.	1,771	53,221
Inpex Corp.	8,922	80,378
JXTG Holdings, Inc.	28,377	140,655
Kinder Morgan, Inc.	23,750	495,900
Koninklijke Vopak NV	622	28,680
Lundin Petroleum AB	1,756	54,442
Marathon Oil Corp.	10,400	147,784
Marathon Petroleum Corp.	8,646	483,138
Neste OYJ	3,819	129,583
Noble Energy, Inc.	6,000	134,400
Occidental Petroleum Corp.	9,450	475,146
Oil Search Ltd.	11,716	58,152
OMV AG	1,345	65,535
ONEOK, Inc.	5,112	351,757
Origin Energy Ltd.	15,019	77,077
Phillips 66	5,300	495,762
Pioneer Natural Resources Co.	2,150	330,799
Repsol SA	12,786	200,420
Royal Dutch Shell plc, Class A	39,962	1,305,537
Royal Dutch Shell plc, Class B	33,809	1,108,171
Santos Ltd.	15,981	79,434
Snam SpA	18,472	91,811
TOTAL SA	21,462	1,202,529
Valero Energy Corp.	5,300	453,733
Washington H Soul Pattinson & Co. Ltd.	1,274	19,668
Williams Cos., Inc. (The)	15,138	424,469
Woodside Petroleum Ltd.	8,450	215,699

		21,033,259

Total Energy		22,561,561

Financials (9.1%)
Banks (4.2%)
ABN AMRO Bank NV (CVA) (m)	3,803	81,363
AIB Group plc	6,364	26,022
Aozora Bank Ltd.	1,069	25,641
Australia & New Zealand Banking Group Ltd.	25,789	510,747
Banco Bilbao Vizcaya Argentaria SA	60,187	336,513
Banco de Sabadell SA	49,047	50,808
Banco Santander SA	146,558	680,020
Bank Hapoalim BM*	10,232	75,863
Bank Leumi Le-Israel BM	13,266	95,755
Bank of America Corp.	114,350	3,316,150
Bank of East Asia Ltd. (The)	11,080	30,992
Bank of Ireland Group plc	8,430	43,769
Bank of Kyoto Ltd. (The)	591	22,831
Bank of Queensland Ltd. (x)	3,075	20,573
Bankia SA	10,543	24,912
Bankinter SA	5,760	39,678
Barclays plc	154,663	294,229
BB&T Corp.	9,650	474,105
Bendigo & Adelaide Bank Ltd.	4,471	36,348
BNP Paribas SA	10,154	482,223
BOC Hong Kong Holdings Ltd.	33,361	131,322
CaixaBank SA	32,394	92,751
Chiba Bank Ltd. (The)	4,259	20,779
Citigroup, Inc.	30,600	2,142,918
Citizens Financial Group, Inc.	5,850	206,856
Comerica, Inc.	2,000	145,280
Commerzbank AG	8,627	61,988
Commonwealth Bank of Australia	15,979	928,631
Concordia Financial Group Ltd.	8,494	31,592
Credit Agricole SA	10,178	122,042
Danske Bank A/S	6,013	95,039
DBS Group Holdings Ltd.	16,331	313,343
DNB ASA	8,624	160,440
Erste Group Bank AG	2,831	105,072
Fifth Third Bancorp	8,200	228,780
FinecoBank Banca Fineco SpA	4,672	52,116
First Republic Bank	2,045	199,694
Fukuoka Financial Group, Inc.	1,705	31,106
Hang Seng Bank Ltd.	7,036	175,186
HSBC Holdings plc	180,991	1,509,881
Huntington Bancshares, Inc.	13,300	183,806

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ING Groep NV	35,129	$407,281
Intesa Sanpaolo SpA	134,341	287,493
Israel Discount Bank Ltd., Class A	10,506	42,892
Japan Post Bank Co. Ltd.	3,569	36,215
JPMorgan Chase & Co.	41,650	4,656,470
KBC Group NV	2,282	149,568
KeyCorp	12,950	229,863
Lloyds Banking Group plc	644,032	462,843
M&T Bank Corp.	1,750	297,623
Mebuki Financial Group, Inc.	7,194	18,750
Mediobanca Banca di Credito Finanziario SpA	5,287	54,503
Mitsubishi UFJ Financial Group, Inc.	111,034	527,287
Mizrahi Tefahot Bank Ltd.*	1,409	32,481
Mizuho Financial Group, Inc.	217,743	315,259
National Australia Bank Ltd. (x)	25,071	470,301
Nordea Bank Abp	27,040	196,318
Oversea-Chinese Banking Corp. Ltd.	28,820	242,829
People’s United Financial, Inc.	4,700	78,866
PNC Financial Services Group, Inc. (The)	5,800	796,224
Raiffeisen Bank International AG	1,299	30,472
Regions Financial Corp.	12,950	193,473
Resona Holdings, Inc.	17,984	74,828
Royal Bank of Scotland Group plc	42,358	118,236
Seven Bank Ltd.	5,281	13,813
Shinsei Bank Ltd.	1,380	21,414
Shizuoka Bank Ltd. (The)	3,936	28,987
Skandinaviska Enskilda Banken AB, Class A	14,739	136,372
Societe Generale SA	7,009	177,092
Standard Chartered plc	25,390	230,287
Sumitomo Mitsui Financial Group, Inc.	12,000	423,615
Sumitomo Mitsui Trust Holdings, Inc.	3,093	112,055
SunTrust Banks, Inc.	5,600	351,960
SVB Financial Group*	700	157,213
Svenska Handelsbanken AB, Class A	13,478	133,355
Swedbank AB, Class A	8,321	124,956
UniCredit SpA	18,308	225,376
United Overseas Bank Ltd.	11,358	219,353
US Bancorp	19,000	995,600
Wells Fargo & Co.	53,050	2,510,326
Westpac Banking Corp.	31,120	619,603
Zions Bancorp NA	2,400	110,352

		29,918,968

Capital Markets (1.6%)
3i Group plc	8,758	123,846
Affiliated Managers Group, Inc.	650	59,891
Ameriprise Financial, Inc.	1,750	254,030
Amundi SA (m)(x)	541	37,772
ASX Ltd.	1,764	102,008
Bank of New York Mellon Corp. (The)	11,350	501,102
BlackRock, Inc.	1,550	727,415
Cboe Global Markets, Inc.	1,418	146,947
Charles Schwab Corp. (The)	15,050	604,859
CME Group, Inc.	4,500	873,495
Credit Suisse Group AG (Registered)*	23,082	276,762
Daiwa Securities Group, Inc.	13,793	60,397
Deutsche Bank AG (Registered)	17,114	131,941
Deutsche Boerse AG	1,727	244,293
E*TRADE Financial Corp.	3,150	140,490
Franklin Resources, Inc.	3,700	128,760
Goldman Sachs Group, Inc. (The)	4,350	890,010
Hargreaves Lansdown plc	2,655	64,703
Hong Kong Exchanges & Clearing Ltd.	10,787	380,846
Intercontinental Exchange, Inc.	7,100	610,174
Invesco Ltd.	5,150	105,369
Investec plc	6,157	39,956
Japan Exchange Group, Inc.	4,770	75,743
Julius Baer Group Ltd.*	2,122	94,471
London Stock Exchange Group plc	2,848	198,419
Macquarie Group Ltd. (x)	2,942	258,984
MarketAxess Holdings, Inc.	482	154,924
Moody’s Corp.	2,100	410,151
Morgan Stanley	16,350	716,293
MSCI, Inc.	1,101	262,908
Nasdaq, Inc.	1,450	139,446
Natixis SA	8,041	32,359
Nomura Holdings, Inc.	28,524	100,376
Northern Trust Corp.	2,750	247,500
Partners Group Holding AG	169	132,783
Raymond James Financial, Inc.	1,590	134,435
S&P Global, Inc.	3,150	717,539
SBI Holdings, Inc. (x)	2,237	55,336
Schroders plc	1,218	47,177
Singapore Exchange Ltd.	6,326	37,030
St James’s Place plc	4,885	68,117
Standard Life Aberdeen plc	22,487	84,130
State Street Corp.	4,750	266,285
T. Rowe Price Group, Inc.	3,000	329,130
UBS Group AG (Registered)*	34,807	413,605

		11,482,207

Consumer Finance (0.3%)
Acom Co. Ltd.	2,416	8,695
AEON Financial Service Co. Ltd.	953	15,336
American Express Co.	8,750	1,080,100
Capital One Financial Corp.	5,900	535,366
Credit Saison Co. Ltd.	1,309	15,310
Discover Financial Services	4,200	325,878
Synchrony Financial	8,250	286,027

		2,266,712

Diversified Financial Services (0.9%)
AMP Ltd.	24,934	37,110
Berkshire Hathaway, Inc., Class B*	24,383	5,197,724
Challenger Ltd.	4,544	21,182
Eurazeo SE	363	25,303
EXOR NV	996	69,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Groupe Bruxelles Lambert SA	737	$72,306
Industrivarden AB, Class C	1,557	34,506
Investor AB, Class B	4,126	198,210
Jefferies Financial Group, Inc.	3,500	67,305
Kinnevik AB, Class B	2,145	55,784
L E Lundbergforetagen AB, Class B	772	28,898
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,513	18,605
ORIX Corp.	11,969	178,511
Pargesa Holding SA	374	28,830
Tokyo Century Corp.	377	15,893
Wendel SA	254	34,630

		6,084,562

Insurance (2.1%)
Admiral Group plc	1,767	49,548
Aegon NV	15,219	75,764
Aflac, Inc.	9,500	520,695
Ageas	1,713	89,036
AIA Group Ltd.	109,047	1,176,083
Allianz SE (Registered)	3,832	923,762
Allstate Corp. (The)	4,300	437,267
American International Group, Inc.	11,057	589,117
Aon plc	3,000	578,940
Arthur J Gallagher & Co.	2,300	201,457
Assicurazioni Generali SpA (x)	9,890	186,232
Assurant, Inc.	650	69,147
Aviva plc	34,272	181,276
Baloise Holding AG (Registered)	451	79,833
Chubb Ltd.	5,750	846,918
Cincinnati Financial Corp.	1,900	196,973
CNP Assurances	1,583	35,929
Dai-ichi Life Holdings, Inc.	9,820	148,008
Direct Line Insurance Group plc	11,747	49,498
Everest Re Group Ltd.	504	124,579
Gjensidige Forsikring ASA	1,892	38,104
Hannover Rueck SE	556	89,903
Hartford Financial Services Group, Inc. (The)	4,450	247,954
Insurance Australia Group Ltd.	20,860	120,966
Japan Post Holdings Co. Ltd.	14,347	162,346
Legal & General Group plc	52,465	179,562
Lincoln National Corp.	2,650	170,793
Loews Corp.	3,450	188,611
Mapfre SA	8,698	25,428
Marsh & McLennan Cos., Inc.	6,300	628,425
Medibank Pvt Ltd.	23,529	57,650
MetLife, Inc.	12,350	613,425
MS&AD Insurance Group Holdings, Inc.	4,373	138,716
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,362	341,805
NN Group NV	2,858	115,044
Poste Italiane SpA (m)	4,716	49,657
Principal Financial Group, Inc.	3,250	188,240
Progressive Corp. (The)	7,300	583,489
Prudential Financial, Inc.	5,150	520,150
Prudential plc	23,407	510,093
QBE Insurance Group Ltd. (x)	11,620	96,507
RSA Insurance Group plc	8,738	64,006
Sampo OYJ, Class A	4,036	190,457
SCOR SE	1,477	64,761
Sompo Holdings, Inc.	3,015	116,361
Sony Financial Holdings, Inc.	1,375	33,006
Suncorp Group Ltd.	11,586	109,564
Swiss Life Holding AG (Registered)	313	155,121
Swiss Re AG	2,753	279,869
T&D Holdings, Inc.	4,853	52,642
Tokio Marine Holdings, Inc.	5,847	292,797
Torchmark Corp.	1,250	111,825
Travelers Cos., Inc. (The)	3,300	493,416
Tryg A/S	1,210	39,337
Unum Group	2,700	90,585
Willis Towers Watson plc	1,650	316,041
Zurich Insurance Group AG	1,369	476,668

		14,513,386

Total Financials		64,265,835

Health Care (8.2%)
Biotechnology (1.1%)
AbbVie, Inc.	18,852	1,370,917
Alexion Pharmaceuticals, Inc.*	2,800	366,744
Amgen, Inc.	8,016	1,477,188
BeiGene Ltd. (ADR)*	330	40,904
Biogen, Inc.*	2,550	596,369
Celgene Corp.*	8,750	808,850
CSL Ltd.	4,089	617,197
Genmab A/S*	571	104,994
Gilead Sciences, Inc.	16,200	1,094,472
Grifols SA	2,717	80,327
Incyte Corp.*	2,182	185,383
PeptiDream, Inc.*	841	42,980
Regeneron Pharmaceuticals, Inc.*	1,000	313,000
Vertex Pharmaceuticals, Inc.*	3,200	586,816

		7,686,141

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	21,998	1,850,032
ABIOMED, Inc.*	598	155,773
Alcon, Inc.*	3,927	242,491
Align Technology, Inc.*	909	248,793
Asahi Intecc Co. Ltd.	1,906	46,919
Baxter International, Inc.	6,200	507,780
Becton Dickinson and Co.	3,355	845,493
BioMerieux	427	35,372
Boston Scientific Corp.*	17,300	743,554
Carl Zeiss Meditec AG	364	35,906
Cochlear Ltd.	525	76,236
Coloplast A/S, Class B	1,114	125,891
Cooper Cos., Inc. (The)	619	208,535
Danaher Corp.	7,700	1,100,484
Demant A/S*	1,142	35,508
Dentsply Sirona, Inc.	2,750	160,490
Edwards Lifesciences Corp.*	2,650	489,561
Fisher & Paykel Healthcare Corp. Ltd.	5,370	55,773
Hologic, Inc.*	3,350	160,867

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hoya Corp.	3,450	$264,122
IDEXX Laboratories, Inc.*	1,071	294,878
Intuitive Surgical, Inc.*	1,450	760,597
Koninklijke Philips NV	8,459	367,291
Medtronic plc	16,800	1,636,152
Olympus Corp.	10,504	116,522
ResMed, Inc.	1,752	213,797
Sartorius AG (Preference) (q)	346	70,937
Siemens Healthineers AG (m)	1,411	59,541
Smith & Nephew plc	7,986	172,918
Sonova Holding AG (Registered)	516	117,239
Straumann Holding AG (Registered)	97	85,593
Stryker Corp.	3,900	801,762
Sysmex Corp.	1,522	99,199
Teleflex, Inc.	598	198,028
Terumo Corp.	5,828	173,518
Varian Medical Systems, Inc.*	1,150	156,549
Zimmer Biomet Holdings, Inc.	2,550	300,237

		13,014,338

Health Care Providers & Services (1.3%)
Alfresa Holdings Corp.	1,799	44,351
AmerisourceBergen Corp.	1,950	166,257
Anthem, Inc.	3,250	917,182
Cardinal Health, Inc.	3,700	174,270
Centene Corp.*	4,000	209,760
Cigna Corp.	4,790	754,664
CVS Health Corp.	16,187	882,030
DaVita, Inc.*	1,550	87,203
Fresenius Medical Care AG & Co. KGaA	1,944	152,614
Fresenius SE & Co. KGaA	3,785	205,211
HCA Healthcare, Inc.	3,350	452,819
Henry Schein, Inc.*	1,450	101,355
Humana, Inc.	1,750	464,275
Laboratory Corp. of America Holdings*	1,250	216,125
McKesson Corp.	2,450	329,256
Medipal Holdings Corp.	1,723	38,019
NMC Health plc (x)	907	27,679
Quest Diagnostics, Inc.	1,700	173,077
Ramsay Health Care Ltd.	1,317	66,793
Ryman Healthcare Ltd.	3,711	29,293
Sonic Healthcare Ltd.	4,063	77,301
Suzuken Co. Ltd.	653	38,278
UnitedHealth Group, Inc.	12,050	2,940,321
Universal Health Services, Inc., Class B	1,050	136,910
WellCare Health Plans, Inc.*	622	177,314

		8,862,357

Health Care Technology (0.1%)
Cerner Corp.	4,090	299,797
M3, Inc.	3,838	70,093

		369,890

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	4,000	298,680
Eurofins Scientific SE (x)*	108	47,772
Illumina, Inc.*	1,850	681,077
IQVIA Holdings, Inc.*	1,976	317,938
Lonza Group AG (Registered)*	672	226,754
Mettler-Toledo International, Inc.*	347	291,480
PerkinElmer, Inc.	1,400	134,876
QIAGEN NV*	2,142	86,929
Sartorius Stedim Biotech	281	44,318
Thermo Fisher Scientific, Inc.	5,050	1,483,084
Waters Corp.*	950	204,478

		3,817,386

Pharmaceuticals (3.4%)
Allergan plc	3,983	666,874
Astellas Pharma, Inc.	16,977	241,707
AstraZeneca plc	11,438	935,164
Bayer AG (Registered)	8,418	583,324
Bristol-Myers Squibb Co.	20,450	927,407
Chugai Pharmaceutical Co. Ltd.	2,082	135,948
Daiichi Sankyo Co. Ltd.	5,133	268,279
Eisai Co. Ltd.	2,337	132,029
Eli Lilly & Co.	10,937	1,211,710
GlaxoSmithKline plc	44,816	897,307
H Lundbeck A/S	671	26,506
Hisamitsu Pharmaceutical Co., Inc.	529	20,877
Ipsen SA	354	48,304
Johnson & Johnson	33,600	4,679,808
Kyowa Kirin Co. Ltd.	2,194	39,458
Merck & Co., Inc.	32,550	2,729,317
Merck KGaA	1,204	125,900
Mitsubishi Tanabe Pharma Corp.	2,202	24,509
Mylan NV*	6,450	122,808
Nektar Therapeutics*	2,121	75,465
Novartis AG (Registered)	19,570	1,788,203
Novo Nordisk A/S, Class B	15,538	791,795
Ono Pharmaceutical Co. Ltd.	3,464	62,073
Orion OYJ, Class B	1,063	38,958
Otsuka Holdings Co. Ltd.	3,541	115,477
Perrigo Co. plc	1,550	73,811
Pfizer, Inc.	70,193	3,040,761
Recordati SpA	1,031	42,978
Roche Holding AG	6,342	1,784,297
Sanofi	10,134	874,739
Santen Pharmaceutical Co. Ltd.	3,418	56,589
Shionogi & Co. Ltd.	2,434	140,173
Sumitomo Dainippon Pharma Co. Ltd.	1,479	28,026
Taisho Pharmaceutical Holdings Co. Ltd.	330	25,313
Takeda Pharmaceutical Co. Ltd.	13,421	475,894
Teva Pharmaceutical Industries Ltd. (ADR)*	9,835	90,777
UCB SA	1,145	94,940
Vifor Pharma AG	417	60,252
Zoetis, Inc.	6,000	680,940

		24,158,697

Total Health Care		57,908,809

Industrials (6.8%)
Aerospace & Defense (1.4%)
Airbus SE	5,256	745,162
Arconic, Inc.	5,366	138,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
BAE Systems plc	28,853	$181,524
Boeing Co. (The)	6,650	2,420,667
Dassault Aviation SA	26	37,370
Elbit Systems Ltd.	245	36,453
General Dynamics Corp.	3,500	636,370
Harris Corp.	1,500	283,695
Huntington Ingalls Industries, Inc.	527	118,438
L3 Technologies, Inc.	1,000	245,170
Leonardo SpA	3,458	43,823
Lockheed Martin Corp.	3,100	1,126,974
Meggitt plc	6,632	44,133
MTU Aero Engines AG	472	112,441
Northrop Grumman Corp.	2,200	710,842
Raytheon Co.	3,550	617,274
Rolls-Royce Holdings plc*	15,401	164,370
Rolls-Royce Holdings plc (Preference) (q)(r)*	1,046,398	1,329
Safran SA	2,990	438,081
Singapore Technologies Engineering Ltd.	13,370	40,910
Textron, Inc.	3,000	159,120
Thales SA	991	122,434
TransDigm Group, Inc.*	600	290,280
United Technologies Corp.	10,150	1,321,530

		10,036,940

Air Freight & Logistics (0.3%)
Bollore SA	7,479	32,997
CH Robinson Worldwide, Inc.	1,700	143,395
Deutsche Post AG (Registered)	8,929	293,426
Expeditors International of Washington, Inc.	2,150	163,099
FedEx Corp.	3,050	500,780
SG Holdings Co. Ltd.	1,301	36,865
United Parcel Service, Inc., Class B	8,700	898,449
Yamato Holdings Co. Ltd.	2,931	59,563

		2,128,574

Airlines (0.2%)
Alaska Air Group, Inc.	1,500	95,865
American Airlines Group, Inc.	5,100	166,311
ANA Holdings, Inc.	1,133	37,495
Delta Air Lines, Inc.	7,800	442,650
Deutsche Lufthansa AG (Registered)	2,220	38,042
easyJet plc	1,381	16,717
Japan Airlines Co. Ltd.	1,155	36,884
Singapore Airlines Ltd.	4,666	31,969
Southwest Airlines Co.	6,300	319,914
United Continental Holdings, Inc.*	2,850	249,518

		1,435,365

Building Products (0.3%)
AGC, Inc.	1,708	59,011
Allegion plc	1,200	132,660
AO Smith Corp.	1,792	84,511
Assa Abloy AB, Class B	9,047	204,494
Cie de Saint-Gobain	4,505	175,578
Daikin Industries Ltd.	2,254	294,046
Fortune Brands Home & Security, Inc.	1,739	99,349
Geberit AG (Registered)	341	159,287
Johnson Controls International plc	11,570	477,957
Kingspan Group plc	1,457	79,127
LIXIL Group Corp.	2,274	35,940
Masco Corp.	3,800	149,112
TOTO Ltd.	1,306	51,542

		2,002,614

Commercial Services & Supplies (0.3%)
Brambles Ltd.	14,386	130,084
Cintas Corp.	1,100	261,019
Copart, Inc.*	2,531	189,167
Dai Nippon Printing Co. Ltd.	2,217	47,213
Edenred	2,201	112,274
G4S plc	13,256	35,016
ISS A/S	1,407	42,462
Park24 Co. Ltd. (x)	993	23,108
Rentokil Initial plc	16,692	84,262
Republic Services, Inc.	2,730	236,527
Rollins, Inc.	1,819	65,247
Secom Co. Ltd.	1,920	165,154
Securitas AB, Class B	2,972	52,136
Societe BIC SA	259	19,747
Sohgo Security Services Co. Ltd.	734	33,835
Toppan Printing Co. Ltd.	2,256	34,212
Waste Management, Inc.	4,930	568,774

		2,100,237

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA (x)	2,303	91,944
Bouygues SA	2,097	77,663
CIMIC Group Ltd.	854	26,842
Eiffage SA	733	72,464
Ferrovial SA	4,601	117,768
HOCHTIEF AG	246	29,959
Jacobs Engineering Group, Inc.	1,470	124,053
JGC Corp.	2,156	29,556
Kajima Corp.	4,203	57,618
Obayashi Corp.	5,548	54,598
Quanta Services, Inc.	1,800	68,742
Shimizu Corp.	5,340	44,329
Skanska AB, Class B	2,983	53,870
Taisei Corp.	1,824	66,233
Vinci SA	4,590	470,049

		1,385,688

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	16,635	333,825
AMETEK, Inc.	2,900	263,436
Eaton Corp. plc	5,400	449,712
Emerson Electric Co.	7,800	520,416
Fuji Electric Co. Ltd.	1,251	43,106
Legrand SA	2,415	176,574
Melrose Industries plc	41,702	95,777
Mitsubishi Electric Corp.	16,683	219,572
Nidec Corp.	2,029	277,114
Prysmian SpA	2,207	45,549
Rockwell Automation, Inc.	1,500	245,745

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Schneider Electric SE	4,965	$450,301
Siemens Gamesa Renewable Energy SA	2,063	34,296
Vestas Wind Systems A/S	1,788	154,444

		3,309,867

Industrial Conglomerates (0.9%)
3M Co.	7,330	1,270,582
CK Hutchison Holdings Ltd.	24,339	239,910
DCC plc	935	83,356
General Electric Co.	108,953	1,144,006
Honeywell International, Inc.	9,300	1,623,687
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	81,341
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	693	43,673
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	1,300	49,257
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	827	31,533
Keihan Holdings Co. Ltd.	867	37,755
Keppel Corp. Ltd.	12,485	61,456
NWS Holdings Ltd.	13,728	28,223
Roper Technologies, Inc.	1,300	476,138
Sembcorp Industries Ltd.	7,123	12,688
Siemens AG (Registered)	6,906	821,404
Smiths Group plc	3,592	71,390
Toshiba Corp.	5,025	156,369

		6,232,768

Machinery (1.2%)
Alfa Laval AB	2,947	64,296
Alstom SA	1,433	66,482
Amada Holdings Co. Ltd.	2,908	32,717
ANDRITZ AG (x)	715	26,911
Atlas Copco AB, Class A	6,058	193,623
Atlas Copco AB, Class B	3,674	105,400
Caterpillar, Inc.	7,400	1,008,546
CNH Industrial NV	9,305	95,417
Cummins, Inc.	1,850	316,979
Daifuku Co. Ltd.	942	52,860
Deere & Co.	4,050	671,125
Dover Corp.	1,800	180,360
Epiroc AB, Class A	5,862	61,031
Epiroc AB, Class B	3,472	34,390
FANUC Corp.	1,750	323,494
Flowserve Corp.	1,600	84,304
Fortive Corp.	3,650	297,548
GEA Group AG	1,382	39,287
Hino Motors Ltd.	2,283	19,206
Hitachi Construction Machinery Co. Ltd.	1,132	29,420
Hoshizaki Corp.	515	38,309
IHI Corp.	1,322	31,844
Illinois Tool Works, Inc.	3,850	580,618
Ingersoll-Rand plc	3,050	386,343
JTEKT Corp.	1,993	24,142
Kawasaki Heavy Industries Ltd.	1,285	30,190
KION Group AG	580	36,564
Knorr-Bremse AG	437	48,697
Komatsu Ltd.	8,450	203,775
Kone OYJ, Class B	3,080	181,768
Kubota Corp.	9,457	157,273
Kurita Water Industries Ltd.	879	21,809
Makita Corp.	2,027	68,811
Metso OYJ	986	38,737
Minebea Mitsumi, Inc.	3,284	55,589
MISUMI Group, Inc.	2,596	65,060
Mitsubishi Heavy Industries Ltd.	2,893	125,874
Nabtesco Corp.	1,163	32,296
NGK Insulators Ltd.	2,239	32,625
NSK Ltd.	3,297	29,357
PACCAR, Inc.	4,350	311,721
Parker-Hannifin Corp.	1,650	280,516
Pentair plc	2,000	74,400
Sandvik AB	10,246	188,234
Schindler Holding AG	372	82,806
Schindler Holding AG (Registered)	197	43,024
SKF AB, Class B	3,514	64,614
SMC Corp.	519	193,370
Snap-on, Inc.	700	115,948
Spirax-Sarco Engineering plc	665	77,569
Stanley Black & Decker, Inc.	1,900	274,759
Sumitomo Heavy Industries Ltd.	998	34,296
Techtronic Industries Co. Ltd.	11,806	90,377
THK Co. Ltd. (x)	1,271	30,356
Volvo AB, Class B	13,407	212,738
Wabtec Corp. (x)	585	41,980
Wartsila OYJ Abp	4,022	58,334
Weir Group plc (The)	2,356	46,271
Xylem, Inc.	2,250	188,190
Yangzijiang Shipbuilding Holdings Ltd.	21,114	23,876

		8,326,456

Marine (0.0%)
AP Moller – Maersk A/S, Class A	34	39,469
AP Moller – Maersk A/S, Class B	60	74,422
Kuehne + Nagel International AG (Registered)	495	73,474
Mitsui OSK Lines Ltd.	1,012	24,208
Nippon Yusen KK	1,431	22,949

		234,522

Professional Services (0.4%)
Adecco Group AG (Registered)	1,472	88,453
Bureau Veritas SA	2,700	66,684
Equifax, Inc.	1,520	205,565
Experian plc	8,264	250,198
IHS Markit Ltd.*	4,489	286,039
Intertek Group plc	1,522	106,346
Nielsen Holdings plc	4,430	100,118
Persol Holdings Co. Ltd.	1,746	40,988
Randstad NV	1,101	60,469
Recruit Holdings Co. Ltd.	10,716	357,216
RELX plc (London Stock Exchange)	9,246	224,213
RELX plc (Turquoise Stock Exchange)	8,483	205,267
Robert Half International, Inc.	1,520	86,655
SEEK Ltd.	3,188	47,359
SGS SA (Registered)	50	127,382
Teleperformance	526	105,388

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Verisk Analytics, Inc.	2,050	$300,243
Wolters Kluwer NV	2,572	187,234

		2,845,817

Road & Rail (0.7%)
Aurizon Holdings Ltd.	17,210	65,244
Central Japan Railway Co.	1,306	261,406
ComfortDelGro Corp. Ltd.	19,492	38,321
CSX Corp.	10,050	777,569
DSV A/S	1,613	158,397
East Japan Railway Co.	2,800	261,782
Hankyu Hanshin Holdings, Inc.	2,064	73,895
JB Hunt Transport Services, Inc.	1,100	100,551
Kansas City Southern	1,250	152,275
Keikyu Corp.	2,012	34,617
Keio Corp.	973	63,985
Keisei Electric Railway Co. Ltd.	1,179	42,921
Kintetsu Group Holdings Co. Ltd.	1,548	74,087
Kyushu Railway Co.	1,538	44,793
MTR Corp. Ltd.	13,824	93,084
Nagoya Railroad Co. Ltd. (x)	1,755	48,524
Nippon Express Co. Ltd.	780	41,454
Norfolk Southern Corp.	3,400	677,722
Odakyu Electric Railway Co. Ltd.	2,738	66,968
Seibu Holdings, Inc.	1,922	32,017
Tobu Railway Co. Ltd.	1,826	53,180
Tokyu Corp.	4,545	80,559
Union Pacific Corp.	9,250	1,564,268
West Japan Railway Co.	1,478	119,485

		4,927,104

Trading Companies & Distributors (0.3%)
AerCap Holdings NV*	1,197	62,256
Ashtead Group plc	4,225	120,939
Brenntag AG	1,406	69,242
Bunzl plc	3,033	80,001
Fastenal Co.	7,100	231,389
Ferguson plc	2,162	153,755
ITOCHU Corp.	12,160	232,395
Marubeni Corp.	13,465	89,047
Mitsubishi Corp.	12,200	321,365
Mitsui & Co. Ltd.	14,941	243,069
MonotaRO Co. Ltd.	1,110	27,036
Sumitomo Corp.	10,726	162,410
Toyota Tsusho Corp.	1,961	59,386
United Rentals, Inc.*	1,000	132,630
WW Grainger, Inc.	600	160,938

		2,145,858

Transportation Infrastructure (0.1%)
Aena SME SA (m)	631	125,062
Aeroports de Paris	278	49,061
Atlantia SpA	4,517	117,672
Auckland International Airport Ltd.	8,188	54,182
Fraport AG Frankfurt Airport Services Worldwide	410	35,245
Getlink SE	3,994	63,991
Japan Airport Terminal Co. Ltd. (x)	475	20,244
Kamigumi Co. Ltd.	1,081	25,567
SATS Ltd.	4,955	19,117
Sydney Airport	9,426	53,205
Transurban Group	24,148	249,889

		813,235

Total Industrials		47,925,045

Information Technology (10.6%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	655	170,051
Cisco Systems, Inc.	56,300	3,081,299
F5 Networks, Inc.*	740	107,766
Juniper Networks, Inc.	4,300	114,509
Motorola Solutions, Inc.	2,050	341,797
Nokia OYJ	50,872	252,558
Telefonaktiebolaget LM Ericsson, Class B	27,733	263,110

		4,331,090

Electronic Equipment, Instruments & Components (0.5%)
Alps Alpine Co. Ltd.	2,002	33,721
Amphenol Corp., Class A	3,750	359,775
Corning, Inc.	10,000	332,300
FLIR Systems, Inc.	1,700	91,970
Halma plc	3,427	87,913
Hamamatsu Photonics KK	1,336	51,983
Hexagon AB, Class B	2,403	133,423
Hirose Electric Co. Ltd.	333	37,125
Hitachi High-Technologies Corp.	612	31,447
Hitachi Ltd.	8,732	319,832
Ingenico Group SA	570	50,413
IPG Photonics Corp.*	453	69,875
Keyence Corp.	824	505,413
Keysight Technologies, Inc.*	2,305	207,012
Kyocera Corp.	2,921	190,597
Murata Manufacturing Co. Ltd.	5,185	232,764
Nippon Electric Glass Co. Ltd.	790	19,996
Omron Corp.	1,742	90,804
Shimadzu Corp.	2,134	52,294
TDK Corp.	1,164	90,041
TE Connectivity Ltd.	4,300	411,854
Venture Corp. Ltd.	2,400	28,896
Yaskawa Electric Corp.	2,165	73,495
Yokogawa Electric Corp.	2,208	43,253

		3,546,196

IT Services (2.5%)
Accenture plc, Class A	7,970	1,472,617
Adyen NV (m)*	94	72,534
Akamai Technologies, Inc.*	2,000	160,280
Alliance Data Systems Corp.	600	84,078
Amadeus IT Group SA	3,961	313,752
Atos SE	910	76,076
Automatic Data Processing, Inc.	5,500	909,315
Broadridge Financial Solutions, Inc.	1,474	188,200
Capgemini SE	1,454	180,793
Cognizant Technology Solutions Corp., Class A	7,210	457,042
Computershare Ltd.	4,411	50,198
DXC Technology Co.	3,508	193,466

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Information Services, Inc.	4,100	$502,988
Fiserv, Inc.*	4,990	454,888
FleetCor Technologies, Inc.*	1,106	310,620
Fujitsu Ltd.	1,829	127,435
Gartner, Inc.*	1,162	187,012
Global Payments, Inc.	1,970	315,456
GMO Payment Gateway, Inc.	369	25,361
International Business Machines Corp.	11,395	1,571,371
Itochu Techno-Solutions Corp.	867	22,211
Jack Henry & Associates, Inc.	993	132,983
Mastercard, Inc., Class A	11,400	3,015,642
Nomura Research Institute Ltd.	3,267	52,331
NTT Data Corp.	5,808	77,304
Obic Co. Ltd.	613	69,365
Otsuka Corp.	1,043	41,937
Paychex, Inc.	3,980	327,514
PayPal Holdings, Inc.*	14,750	1,688,285
Total System Services, Inc.	2,100	269,367
VeriSign, Inc.*	1,350	282,366
Visa, Inc., Class A	22,000	3,818,100
Western Union Co. (The)	5,530	109,992
Wirecard AG	1,070	180,132
Wix.com Ltd.*	424	60,250
Worldline SA (m)*	742	53,999

		17,855,260

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	10,972	333,220
Advantest Corp.	1,802	49,556
Analog Devices, Inc.	4,606	519,879
Applied Materials, Inc.	12,300	552,393
ASM Pacific Technology Ltd.	2,649	27,129
ASML Holding NV	3,843	802,921
Broadcom, Inc.	5,209	1,499,463
Disco Corp.	272	44,604
Infineon Technologies AG	10,418	184,210
Intel Corp.	57,150	2,735,770
KLA-Tencor Corp.	1,900	224,580
Lam Research Corp.	1,950	366,288
Maxim Integrated Products, Inc.	3,435	205,482
Microchip Technology, Inc. (x)	2,950	255,765
Micron Technology, Inc.*	14,000	540,260
NVIDIA Corp.	7,650	1,256,360
NXP Semiconductors NV	2,668	260,423
Qorvo, Inc.*	1,550	103,246
QUALCOMM, Inc.	15,187	1,155,275
Renesas Electronics Corp.*	6,108	30,309
Rohm Co. Ltd.	862	57,885
Skyworks Solutions, Inc.	2,200	169,994
STMicroelectronics NV	6,284	111,470
SUMCO Corp. (x)	2,451	29,144
Texas Instruments, Inc.	12,050	1,382,858
Tokyo Electron Ltd.	1,446	202,787
Xilinx, Inc.	3,150	371,448

		13,472,719

Software (3.3%)
Adobe, Inc.*	6,150	1,812,098
ANSYS, Inc.*	1,043	213,627
Autodesk, Inc.*	2,750	447,975
Cadence Design Systems, Inc.*	3,534	250,243
Check Point Software Technologies Ltd.*	1,166	134,801
Citrix Systems, Inc.	1,590	156,043
CyberArk Software Ltd.*	336	42,954
Dassault Systemes SE	1,183	188,730
Fortinet, Inc.*	1,786	137,218
Intuit, Inc.	3,270	854,549
Micro Focus International plc	3,093	81,073
Microsoft Corp.	96,851	12,974,160
Nice Ltd.*	568	77,207
Oracle Corp. (Tokyo Stock Exchange)	344	25,110
Oracle Corp. (Turquoise Stock Exchange)	31,927	1,818,881
Red Hat, Inc.*	2,210	414,950
Sage Group plc (The)	9,800	99,863
salesforce.com, Inc.*	9,591	1,455,242
SAP SE	8,872	1,218,269
Symantec Corp.	7,980	173,645
Synopsys, Inc.*	1,849	237,948
Temenos Group AG (Registered)*	592	105,914
Trend Micro, Inc.	1,221	54,416

		22,974,916

Technology Hardware, Storage & Peripherals (1.8%)
Apple, Inc.	55,824	11,048,686
Brother Industries Ltd.	2,017	38,071
Canon, Inc. (x)	9,060	264,367
FUJIFILM Holdings Corp.	3,252	164,779
Hewlett Packard Enterprise Co.	17,830	266,558
HP, Inc.	19,800	411,642
Konica Minolta, Inc.	4,022	39,133
NEC Corp.	2,234	87,856
NetApp, Inc.	3,150	194,355
Ricoh Co. Ltd.	5,960	59,481
Seagate Technology plc	3,250	153,140
Seiko Epson Corp.	2,452	38,776
Western Digital Corp.	3,600	171,180
Xerox Corp.	2,550	90,296

		13,028,320

Total Information Technology		75,208,501

Materials (2.5%)
Chemicals (1.5%)
Air Liquide SA	3,877	542,470
Air Products & Chemicals, Inc.	2,750	622,517
Air Water, Inc.	1,355	23,175
Akzo Nobel NV	2,073	194,800
Albemarle Corp.	1,314	92,519
Arkema SA	624	58,027
Asahi Kasei Corp.	11,154	118,818
BASF SE	8,291	602,618
Celanese Corp.	1,652	178,086
CF Industries Holdings, Inc.	2,850	133,123
Chr Hansen Holding A/S	953	89,491
Clariant AG (Registered)*	1,978	40,210
Corteva, Inc.*	9,568	282,926
Covestro AG (m)	1,570	79,818
Croda International plc	1,174	76,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Daicel Corp.	2,482	$22,054
Dow, Inc.	9,568	471,798
DuPont de Nemours, Inc.	9,568	718,270
Eastman Chemical Co.	1,750	136,202
Ecolab, Inc.	3,200	631,808
EMS-Chemie Holding AG (Registered)	78	50,618
Evonik Industries AG	1,715	49,943
FMC Corp.	1,650	136,867
FUCHS PETROLUB SE (Preference) (q)	693	27,249
Givaudan SA (Registered)	84	237,148
Hitachi Chemical Co. Ltd.	987	26,786
Incitec Pivot Ltd.	14,414	34,507
International Flavors & Fragrances, Inc. (x)	1,250	181,362
Israel Chemicals Ltd.	6,007	31,459
Johnson Matthey plc	1,757	74,280
JSR Corp.	1,643	25,922
Kaneka Corp.	561	21,074
Kansai Paint Co. Ltd.	1,771	37,107
Koninklijke DSM NV	1,657	204,810
Kuraray Co. Ltd. (x)	2,704	32,278
LANXESS AG	782	46,470
Linde plc	6,904	1,386,323
LyondellBasell Industries NV, Class A	3,950	340,214
Mitsubishi Chemical Holdings Corp.	11,160	77,902
Mitsubishi Gas Chemical Co., Inc.	1,541	20,525
Mitsui Chemicals, Inc.	1,771	43,809
Mosaic Co. (The)	4,400	110,132
Nippon Paint Holdings Co. Ltd.	1,412	54,743
Nissan Chemical Corp.	1,141	51,380
Nitto Denko Corp.	1,474	72,692
Novozymes A/S, Class B	2,033	94,803
Orica Ltd.	3,568	50,775
PPG Industries, Inc.	3,000	350,130
Sherwin-Williams Co. (The)	1,050	481,204
Shin-Etsu Chemical Co. Ltd.	3,318	308,827
Showa Denko KK (x)	1,200	35,283
Sika AG (Registered)	1,181	201,552
Solvay SA	671	69,509
Sumitomo Chemical Co. Ltd.	12,600	58,433
Symrise AG	1,168	112,413
Taiyo Nippon Sanso Corp.	1,291	27,397
Teijin Ltd.	1,635	27,858
Toray Industries, Inc.	11,937	90,700
Tosoh Corp.	2,213	31,097
Umicore SA (x)	1,877	60,188
Yara International ASA	1,637	79,409

		10,570,243

Construction Materials (0.1%)
Boral Ltd.	10,016	36,002
CRH plc	7,319	238,771
Fletcher Building Ltd.	6,489	21,143
HeidelbergCement AG	1,395	112,878
Imerys SA	314	16,646
James Hardie Industries plc (CHDI) (x)	4,163	54,653
LafargeHolcim Ltd. (Registered)*	4,444	217,010
Martin Marietta Materials, Inc.	800	184,088
Taiheiyo Cement Corp.	1,180	35,680
Vulcan Materials Co.	1,650	226,561

		1,143,432

Containers & Packaging (0.2%)
Amcor plc*	20,738	238,280
Avery Dennison Corp.	1,100	127,248
Ball Corp.	4,250	297,457
International Paper Co.	5,050	218,766
Packaging Corp. of America	1,149	109,523
Sealed Air Corp.	1,950	83,421
Smurfit Kappa Group plc	2,142	64,813
Toyo Seikan Group Holdings Ltd.	1,219	24,173
Westrock Co.	3,150	114,880

		1,278,561

Metals & Mining (0.7%)
Alumina Ltd.	20,913	34,209
Anglo American plc	9,620	274,209
Antofagasta plc	3,369	39,773
ArcelorMittal	6,146	109,973
BHP Group Ltd.	26,591	768,384
BHP Group plc	19,065	487,864
BlueScope Steel Ltd.	4,776	40,404
Boliden AB	2,477	63,338
Evraz plc	4,560	38,522
Fortescue Metals Group Ltd.	12,448	78,827
Freeport-McMoRan, Inc.	18,150	210,721
Fresnillo plc	1,925	21,273
Glencore plc*	100,587	349,178
Hitachi Metals Ltd.	1,990	22,463
JFE Holdings, Inc.	4,445	65,243
Kobe Steel Ltd.	2,776	18,152
Maruichi Steel Tube Ltd.	583	16,184
Mitsubishi Materials Corp.	983	27,945
Newcrest Mining Ltd.	6,922	155,264
Newmont Goldcorp Corp.	10,360	398,549
Nippon Steel Corp.	7,291	125,039
Norsk Hydro ASA	11,490	41,082
Nucor Corp.	3,900	214,890
Rio Tinto Ltd.	3,358	244,612
Rio Tinto plc	10,290	637,773
South32 Ltd. (x)	44,331	98,970
Sumitomo Metal Mining Co. Ltd.	2,112	63,057
thyssenkrupp AG	3,539	51,610
voestalpine AG (x)	1,076	33,243

		4,730,751

Paper & Forest Products (0.0%)
Mondi plc	3,318	75,425
Oji Holdings Corp.	7,367	42,501
Stora Enso OYJ, Class R	5,416	63,649
UPM-Kymmene OYJ	4,893	130,027

		311,602

Total Materials		18,034,589

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	1,353	$190,895
American Tower Corp. (REIT)	5,550	1,134,697
Apartment Investment & Management Co. (REIT), Class A	1,950	97,734
Ascendas REIT (REIT)	21,276	49,062
AvalonBay Communities, Inc. (REIT)	1,750	355,565
Boston Properties, Inc. (REIT)	1,950	251,550
British Land Co. plc (The) (REIT)	8,151	55,732
CapitaLand Commercial Trust (REIT)	23,015	36,912
CapitaLand Mall Trust (REIT)	21,435	41,666
Covivio (REIT)	412	43,124
Crown Castle International Corp. (REIT)	5,200	677,820
Daiwa House REIT Investment Corp. (REIT)	17	41,012
Dexus (REIT)	9,853	89,787
Digital Realty Trust, Inc. (REIT)	2,600	306,254
Duke Realty Corp. (REIT)	4,487	141,834
Equinix, Inc. (REIT)	1,000	504,290
Equity Residential (REIT)	4,600	349,232
Essex Property Trust, Inc. (REIT)	850	248,140
Extra Space Storage, Inc. (REIT)	1,600	169,760
Federal Realty Investment Trust (REIT)	950	122,322
Gecina SA (REIT)	418	62,550
Goodman Group (REIT)	14,735	155,481
GPT Group (The) (REIT)	15,392	66,457
HCP, Inc. (REIT)	5,950	190,281
Host Hotels & Resorts, Inc. (REIT)	9,250	168,535
Icade (REIT) (x)	296	27,128
Iron Mountain, Inc. (REIT)	3,560	111,428
Japan Prime Realty Investment Corp. (REIT)	8	34,652
Japan Real Estate Investment Corp. (REIT)	12	73,014
Japan Retail Fund Investment Corp. (REIT)	26	52,572
Kimco Realty Corp. (REIT)	5,250	97,020
Klepierre SA (REIT)	1,880	63,021
Land Securities Group plc (REIT)	6,334	67,021
Link REIT (REIT)	18,890	232,144
Macerich Co. (The) (REIT)	1,300	43,537
Mid-America Apartment Communities, Inc. (REIT)	1,432	168,632
Mirvac Group (REIT)	31,703	69,665
Nippon Building Fund, Inc. (REIT)	13	88,986
Nippon Prologis REIT, Inc. (REIT)	17	39,246
Nomura Real Estate Master Fund, Inc. (REIT)	37	56,865
Prologis, Inc. (REIT)	7,850	628,785
Public Storage (REIT)	1,900	452,523
Realty Income Corp. (REIT)	3,700	255,189
Regency Centers Corp. (REIT)	2,119	141,422
SBA Communications Corp. (REIT)*	1,450	326,018
Scentre Group (REIT)	47,993	129,383
Segro plc (REIT)	9,789	90,775
Simon Property Group, Inc. (REIT)	3,900	623,064
SL Green Realty Corp. (REIT)	1,050	84,389
Stockland (REIT)	20,799	60,890
Suntec REIT (REIT)	14,191	20,348
UDR, Inc. (REIT)	3,450	154,871
Unibail-Rodamco-Westfield (REIT) (x)	1,249	187,116
United Urban Investment Corp. (REIT)	27	45,227
Ventas, Inc. (REIT)	4,450	304,158
Vicinity Centres (REIT)	28,115	48,358
Vornado Realty Trust (REIT)	2,150	137,815
Welltower, Inc. (REIT)	4,700	383,191
Weyerhaeuser Co. (REIT)	9,350	246,279

		11,095,424

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	1,142	17,181
Aroundtown SA	6,849	56,432
Azrieli Group Ltd.	414	27,725
CapitaLand Ltd.	21,942	57,247
CBRE Group, Inc., Class A*	3,950	202,635
City Developments Ltd.	3,506	24,539
CK Asset Holdings Ltd.	22,916	179,387
Daito Trust Construction Co. Ltd.	676	86,119
Daiwa House Industry Co. Ltd.	5,135	149,599
Deutsche Wohnen SE	3,243	118,999
Hang Lung Properties Ltd.	17,369	41,312
Henderson Land Development Co. Ltd.	12,485	68,804
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	44,243
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,243	20,885
Hulic Co. Ltd.	2,048	16,450
Hysan Development Co. Ltd.	4,708	24,318
Kerry Properties Ltd.	4,971	20,872
Lendlease Group (x)	5,091	46,464
Mitsubishi Estate Co. Ltd.	10,617	197,441
Mitsui Fudosan Co. Ltd.	8,034	194,674
New World Development Co. Ltd.	55,276	86,469
Nomura Real Estate Holdings, Inc.	1,126	24,188
Sino Land Co. Ltd.	27,000	45,278
Sumitomo Realty & Development Co. Ltd.	3,008	107,358
Sun Hung Kai Properties Ltd.	14,439	244,911
Swire Pacific Ltd., Class A	4,257	52,315
Swire Properties Ltd.	9,996	40,372
Swiss Prime Site AG (Registered)*	728	63,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyu Fudosan Holdings Corp.	5,361	$29,586
UOL Group Ltd.	3,285	18,331
Vonovia SE	4,459	212,954
Wharf Holdings Ltd. (The)	10,422	27,617
Wharf Real Estate Investment Co. Ltd.	10,415	73,396
Wheelock & Co. Ltd.	6,997	50,160

		2,671,836

Total Real Estate		13,767,260

Utilities (2.1%)
Electric Utilities (1.2%)
Alliant Energy Corp.	2,942	144,393
American Electric Power Co., Inc.	6,150	541,261
AusNet Services	12,928	17,018
Chubu Electric Power Co., Inc.	5,860	82,154
Chugoku Electric Power Co., Inc. (The) (x)	2,461	30,998
CK Infrastructure Holdings Ltd.	5,668	46,219
CLP Holdings Ltd.	14,565	160,721
Duke Energy Corp.	8,900	785,336
Edison International	4,050	273,010
EDP – Energias de Portugal SA	22,310	84,782
Electricite de France SA	5,603	70,624
Endesa SA	2,955	75,973
Enel SpA	73,415	512,568
Entergy Corp.	2,250	231,593
Evergy, Inc.	3,270	196,690
Eversource Energy	3,950	299,252
Exelon Corp.	12,100	580,074
FirstEnergy Corp.	6,050	259,001
Fortum OYJ	4,008	88,575
HK Electric Investments & HK Electric Investments Ltd. (m)	19,376	19,843
Iberdrola SA	52,971	528,005
Kansai Electric Power Co., Inc. (The)	6,346	72,663
Kyushu Electric Power Co., Inc.	3,207	31,471
NextEra Energy, Inc.	6,000	1,229,160
Orsted A/S (m)	1,762	152,360
Pinnacle West Capital Corp.	1,400	131,726
Power Assets Holdings Ltd.	11,892	85,555
PPL Corp.	9,000	279,090
Red Electrica Corp. SA	3,939	82,034
Southern Co. (The)	12,850	710,348
SSE plc	9,338	133,056
Terna Rete Elettrica Nazionale SpA	12,021	76,547
Tohoku Electric Power Co., Inc.	3,867	39,059
Tokyo Electric Power Co. Holdings, Inc.*	13,780	71,830
Verbund AG	604	31,593
Xcel Energy, Inc.	6,400	380,736

		8,535,318

Gas Utilities (0.1%)
APA Group	10,284	77,975
Atmos Energy Corp.	1,465	154,645
Hong Kong & China Gas Co. Ltd.	89,909	199,345
Naturgy Energy Group SA	2,710	74,666
Osaka Gas Co. Ltd.	3,467	60,358
Toho Gas Co. Ltd.	714	26,258
Tokyo Gas Co. Ltd.	3,513	82,681

		675,928

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	8,250	138,270
Electric Power Development Co. Ltd.	1,271	28,859
Meridian Energy Ltd.	11,567	36,911
NRG Energy, Inc.	3,600	126,432
Uniper SE	1,894	57,352

		387,824

Multi-Utilities (0.6%)
AGL Energy Ltd.	5,973	83,909
Ameren Corp.	3,050	229,085
CenterPoint Energy, Inc.	6,250	178,938
Centrica plc	47,842	53,332
CMS Energy Corp.	3,550	205,581
Consolidated Edison, Inc.	3,900	341,952
Dominion Energy, Inc.	9,569	739,875
DTE Energy Co.	2,300	294,124
E.ON SE	19,868	215,775
Engie SA	16,630	252,259
Innogy SE (m)	1,307	61,974
National Grid plc	30,781	326,717
NiSource, Inc.	4,550	131,040
Public Service Enterprise Group, Inc.	6,300	370,566
RWE AG	4,937	121,652
Sempra Energy	3,450	474,168
Suez	3,085	44,516
Veolia Environnement SA	4,901	119,372
WEC Energy Group, Inc.	3,950	329,312

		4,574,147

Water Utilities (0.1%)
American Water Works Co., Inc.	2,250	261,000
Severn Trent plc	2,224	57,843
United Utilities Group plc	6,322	62,848

		381,691

Total Utilities		14,554,908

Total Common Stocks (61.6%) (Cost $368,049,158)		435,257,565

EXCHANGE TRADED FUNDS (ETF):
Equity (7.7%)
iShares Russell 2000 ETF (x)	174,696	27,165,228
SPDR S&P MidCap 400 ETF Trust (x)	77,440	27,459,450

Total Exchange Traded Funds (7.7%) (Cost $49,112,477)		54,624,678

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.6%)
FHLB
2.500%, 2/13/24	$140,000	$144,359
3.250%, 11/16/28	350,000	380,712
FHLMC
2.375%, 1/13/22	1,380,000	1,400,389
2.750%, 6/19/23 (x)	701,000	727,114
FNMA
2.875%, 10/30/20	352,000	356,504
2.875%, 9/12/23	799,000	833,325
1.875%, 9/24/26	612,000	604,868

Total U.S. Government Agency Securities		4,447,271

U.S. Treasury Obligations (9.8%)
U.S. Treasury Bonds
8.000%, 11/15/21	3,245,000	3,709,187
6.125%, 11/15/27	238,000	314,690
U.S. Treasury Notes
3.625%, 8/15/19	727,300	728,513
1.500%, 5/31/20	1,350,000	1,343,767
1.625%, 7/31/20	3,402,000	3,390,571
1.375%, 8/31/20	1,678,000	1,667,657
3.625%, 2/15/21	2,697,800	2,775,267
1.375%, 5/31/21#	3,561,700	3,535,127
1.250%, 10/31/21	3,597,500	3,557,337
1.875%, 11/30/21	3,500,000	3,510,965
1.750%, 4/30/22	1,965,900	1,967,651
1.750%, 5/31/22	603,000	603,424
1.875%, 7/31/22#	1,055,000	1,059,723
2.000%, 7/31/22	2,453,000	2,473,256
1.875%, 8/31/22	605,500	608,173
1.875%, 10/31/22	748,000	751,623
1.625%, 11/15/22	2,361,000	2,353,032
2.000%, 11/30/22	898,000	906,159
2.125%, 12/31/22	895,000	907,243
2.000%, 2/15/23	751,000	758,105
1.750%, 5/15/23	2,762,000	2,763,662
1.625%, 5/31/23	157,000	156,382
1.375%, 8/31/23	786,000	774,523
1.375%, 9/30/23	284,400	280,136
2.750%, 11/15/23	485,600	506,060
2.125%, 11/30/23#	997,000	1,012,882
2.250%, 12/31/23	3,466,000	3,540,817
2.500%, 1/31/24	466,100	481,398
2.125%, 3/31/24	775,000	787,939
2.250%, 4/30/24	620,000	634,086
2.000%, 5/31/24	1,575,000	1,593,629
2.375%, 8/15/24	100,000	102,915
2.250%, 11/15/24#	1,999,000	2,045,367
2.000%, 2/15/25	3,892,500	3,931,790
2.125%, 5/15/25	2,135,000	2,171,011
1.625%, 2/15/26	2,980,000	2,936,231
2.000%, 11/15/26	725,000	730,488
2.250%, 2/15/27	404,000	414,005
2.375%, 5/15/27	1,502,800	1,553,590
2.250%, 8/15/27#	1,152,500	1,180,304
2.250%, 11/15/27	769,000	787,246
2.750%, 2/15/28	502,000	533,751
2.875%, 5/15/28	560,000	601,317
2.875%, 8/15/28	609,000	654,466
3.125%, 11/15/28	547,900	600,969
2.625%, 2/15/29	787,100	830,034
2.375%, 5/15/29	655,000	676,902

Total U.S. Treasury Obligations		69,203,370

Total Long-Term Debt Securities (10.4%) (Cost $72,092,417)		73,650,641

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Repsol SA, expiring 7/4/19*	12,786	7,092

Total Energy		7,092

Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/8/19 (x)*	2,303	3,614

Total Industrials		3,614

Total Rights (0.0%) (Cost $10,915)		10,706

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (9.4%)
JPMorgan Prime Money Market Fund, IM Shares	66,702,219	66,728,899

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $400,087, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $408,000. (xx)	$400,000	400,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $57,825, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $58,969. (xx)	57,812	57,812

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,921,904, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,960,342. (xx)	$1,921,504	$1,921,504
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $300,063, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $307,211. (xx)	300,000	300,000

Total Repurchase Agreements		2,679,316

U.S. Treasury Obligations (8.0%)
U.S. Treasury Bills
2.08%, 9/5/19 (p)	6,000,000	5,976,874
2.05%, 9/26/19 (p)	50,608,000	50,356,073

Total U.S. Treasury Obligations		56,332,947

Total Short-Term Investments (17.8%) (Cost $125,720,133)		125,741,162

Total Investments in Securities (97.5%) (Cost $614,985,100)		689,284,752
Other Assets Less Liabilities (2.5%)		17,828,164

Net Assets (100%)		$707,112,916

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,239,233.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $1,157,576 or 0.2% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $29,536,307. This was collateralized by $29,326,584 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/5/19 - 2/15/49 and by cash of $2,679,316 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	European Currency Unit
FDR	—	Finnish Depositary Receipt
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
SDR	—	Swedish Depositary Receipt
SEK	—	Swedish Krona
USD	—	United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.4%
Austria	0.0	#
Belgium	0.2
Chile	0.0	#
China	0.0	#
Colombia	0.0	#
Denmark	0.3
Finland	0.2
France	1.9
Germany	1.6
Hong Kong	0.6
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.3
Luxembourg	0.0	#
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.9
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Russia	0.0	#
Singapore	0.2
South Africa	0.1
Spain	0.5
Sweden	0.5
Switzerland	1.8
United Arab Emirates	0.0	#
United Kingdom	2.7
United States	79.5
Cash and Other	2.5

	100.0%

#    Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	796	9/2019	EUR	31,371,859	750,445
FTSE 100 Index	40	9/2019	GBP	3,743,305	21,246
MSCI EAFE E-Mini Index	7	9/2019	USD	673,155	9,138
SPI 200 Index	18	9/2019	AUD	2,072,136	10,322
TOPIX Index	21	9/2019	JPY	3,021,008	13,648
U.S. Treasury 2 Year Note	205	9/2019	USD	44,111,836	18,975
U.S. Treasury 5 Year Note	166	9/2019	USD	19,613,937	249,489
U.S. Treasury 10 Year Note	401	9/2019	USD	51,315,469	799,736

					1,872,999

Short Contracts
S&P 500 E-Mini Index	(354)	9/2019	USD	(52,112,340)	(809,870)

					(809,870)

					1,063,129

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	27,553,972	USD	19,237,257	BNP Paribas	9/13/2019	150,906
AUD	19,591	USD	13,523	UBS AG	9/13/2019	262
CHF	2,443,961	USD	2,449,874	BNP Paribas	9/13/2019	70,665
EUR	7,586,390	USD	8,646,770	Citibank NA	9/13/2019	30,832
JPY	433,828,008	USD	3,992,508	UBS AG	9/13/2019	53,436
NZD	7,157,302	USD	4,720,727	JPMorgan Chase Bank	9/13/2019	94,372
NZD	7,119,246	USD	4,688,164	Natwest Markets plc	9/13/2019	101,334
SEK	29,059,964	USD	3,095,566	Morgan Stanley	9/13/2019	50,574

Total unrealized appreciation						552,381

GBP	3,232,233	USD	4,126,194	UBS AG	9/13/2019	(7,587)
SEK	22,821,000	USD	2,475,627	JPMorgan Chase Bank	9/13/2019	(4,940)
USD	5,105,524	AUD	7,283,534	JPMorgan Chase Bank	9/13/2019	(19,485)
USD	6,270,046	EUR	5,563,843	Citibank NA	9/13/2019	(94,090)
USD	644,607	EUR	564,000	UBS AG	9/13/2019	(518)
USD	7,196,816	JPY	773,023,000	Citibank NA	9/13/2019	(12,511)
USD	3,960,993	JPY	433,828,008	JPMorgan Chase Bank	9/13/2019	(84,951)
USD	3,201,209	JPY	345,019,897	Natwest Markets plc	9/13/2019	(16,499)

Total unrealized depreciation						(240,581)

Net unrealized appreciation						311,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,295,937	$6,796,549	$—	$38,092,486
Consumer Discretionary	31,767,158	14,037,859	—	45,805,017
Consumer Staples	22,432,662	14,700,892	—	37,133,554
Energy	15,501,505	7,060,056	—	22,561,561
Financials	40,907,159	23,358,676	—	64,265,835
Health Care	43,867,911	14,040,898	—	57,908,809
Industrials	29,281,884	18,641,832	1,329	47,925,045
Information Technology	67,192,935	8,015,566	—	75,208,501
Materials	8,677,865	9,356,724	—	18,034,589
Real Estate	9,314,108	4,453,152	—	13,767,260
Utilities	10,016,658	4,538,250	—	14,554,908
Exchange Traded Funds	54,624,678	—	—	54,624,678
Forward Currency Contracts	—	552,381	—	552,381
Futures	1,872,999	—	—	1,872,999
Rights
Energy	—	7,092	—	7,092
Industrials	—	3,614	—	3,614
Short-Term Investments
Investment Company	66,728,899	—	—	66,728,899
Repurchase Agreements	—	2,679,316	—	2,679,316
U.S. Treasury Obligations	—	56,332,947	—	56,332,947
U.S. Government Agency Securities	—	4,447,271	—	4,447,271
U.S. Treasury Obligations	—	69,203,370	—	69,203,370

Total Assets	$433,482,358	$258,226,445	$1,329	$691,710,132

Liabilities:
Forward Currency Contracts	$—	$(240,581)	$—	$(240,581)
Futures	(809,870)	—	—	(809,870)

Total Liabilities	$(809,870)	$(240,581)	$—	$(1,050,451)

Total	$432,672,488	$257,985,864	$1,329	$690,659,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,068,200	*
Foreign exchange contracts	Receivables	552,381
Equity contracts	Receivables, Net assets – Unrealized appreciation	804,799	*

Total		$2,425,380

	Liability Derivatives
Foreign exchange contracts	Payables	(240,581)
Equity contracts	Payables, Net assets – Unrealized depreciation	(809,870	)*

Total		$(1,050,451)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$3,150,584	$—	$3,150,584
Foreign exchange contracts	—	(665,930)	(665,930)
Equity contracts	1,012,257	—	1,012,257

Total	$4,162,841	$(665,930)	$3,496,911

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(435,986)	$—	$(435,986)
Foreign exchange contracts	—	463,450	463,450
Equity contracts	154,159	—	154,159

Total	$(281,827)	$463,450	$181,623

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and forward foreign currency contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $160,920,000 and futures contracts with an average notional balance of approximately $174,571,000 respectively, during the six months ended June 30, 2019.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$221,571	$—	$—	$221,571
Citibank NA	30,832	(30,832)	—	—
JPMorgan Chase Bank	94,372	(94,372)	—	—
Morgan Stanley	50,574	—	—	50,574
Natwest Markets plc	101,334	(16,499)	—	84,835
UBS AG	53,698	(8,105)	—	45,593

Total	$552,381	$(149,808)	$—	$402,573

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$106,601	$(30,832)	$—	$75,769
JPMorgan Chase Bank	109,376	(94,372)	—	15,004
Natwest Markets plc	16,499	(16,499)	—	—
UBS AG	8,105	(8,105)	—	—

Total	$240,581	$(149,808)	$—	$90,773

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$83,472,574
Long-term U.S. government debt securities	6,961,061

$90,433,635

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,924,488
Long-term U.S. government debt securities	6,279,257

$15,203,745

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,632,934
Aggregate gross unrealized depreciation	(22,075,079)

Net unrealized appreciation	$73,557,855

Federal income tax cost of investments in securities and derivative instruments, if applicable	$617,101,826

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $612,305,784)	$686,605,436
Repurchase Agreements (Cost $2,679,316)	2,679,316
Cash	18,777,846
Foreign cash (Cost $332,734)	333,026
Dividends, interest and other receivables	1,332,751
Receivable for securities sold	1,282,189
Unrealized appreciation on forward foreign currency contracts	552,381
Receivable for Portfolio shares sold	257,999
Due from broker for futures variation margin	76,395
Securities lending income receivable	9,638
Other assets	7,821

Total assets	711,914,798

LIABILITIES
Payable for return of collateral on securities loaned	2,679,316
Payable for securities purchased	1,129,058
Investment management fees payable	439,794
Unrealized depreciation on forward foreign currency contracts	240,581
Distribution fees payable – Class IB	142,374
Administrative fees payable	69,504
Payable for Portfolio shares redeemed	46,409
Accrued expenses	54,846

Total liabilities	4,801,882

NET ASSETS	$707,112,916

Net assets were comprised of:
Paid in capital	$635,704,382
Total distributable earnings (loss)	71,408,534

Net assets	$707,112,916

Class IB
Net asset value, offering and redemption price per share, $707,112,916 / 62,222,019 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.36

(x)	Includes value of securities on loan of $29,536,307.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $276,457 foreign withholding tax)	$6,793,988
Interest	1,611,218
Securities lending (net)	58,853

Total income	8,464,059

EXPENSES
Investment management fees	2,476,584
Distribution fees – Class IB	825,528
Administrative fees	408,234
Professional fees	34,260
Custodian fees	32,534
Printing and mailing expenses	30,825
Recoupment fees	28,047
Trustees’ fees	9,719
Miscellaneous	11,450

Total expenses	3,857,181

NET INVESTMENT INCOME (LOSS)	4,606,878

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(711,746)
Futures contracts	4,162,841
Forward foreign currency contracts	(665,930)
Foreign currency transactions	30,692

Net realized gain (loss)	2,815,857

Change in unrealized appreciation (depreciation) on:
Investments in securities	63,169,335
Futures contracts	(281,827)
Forward foreign currency contracts	463,450
Foreign currency translations	16,022

Net change in unrealized appreciation (depreciation)	63,366,980

NET REALIZED AND UNREALIZED GAIN (LOSS)	66,182,837

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,789,715

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,606,878	$5,860,149
Net realized gain (loss)	2,815,857	(9,299,106)
Net change in unrealized appreciation (depreciation)	63,366,980	(41,411,012)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	70,789,715	(44,849,969)

Distributions to shareholders:
Class IB	—	(9,653,312)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,644,770 and 11,493,779 shares, respectively ]	39,738,358	127,553,487
Capital shares issued in reinvestment of dividends and distributions [ 0 and 898,538 shares, respectively ]	—	9,653,312
Capital shares repurchased [ (525,931) and (1,331,903) shares, respectively ]	(5,709,430)	(14,833,479)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	34,028,928	122,373,320

TOTAL INCREASE (DECREASE) IN NET ASSETS	104,818,643	67,870,039
NET ASSETS:
Beginning of period	602,294,273	534,424,234

End of period	$707,112,916	$602,294,273

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,						May 1, 2015* to December 31, 2015
Class IB			2018		2017		2016
Net asset value, beginning of period	$10.19		$11.12		$9.92		$9.60		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.11		0.07		0.01		0.04
Net realized and unrealized gain (loss)	1.09		(0.87)		1.38		0.38		(0.43)

Total from investment operations	1.17		(0.76)		1.45		0.39		(0.39)

Less distributions:
Dividends from net investment income	—		(0.11)		(0.10)		(0.03)		(0.01)
Distributions from net realized gains	—		(0.06)		(0.15)		(0.04)		—	#

Total dividends and distributions	—		(0.17)		(0.25)		(0.07)		(0.01)

Net asset value, end of period	$11.36		$10.19		$11.12		$9.92		$9.60

Total return (b)	11.48%		(6.92)%		14.70%		4.06%		(3.85)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$707,113		$602,294		$534,424		$338,891		$147,530
Ratio of expenses to average net assets:
After waivers (a)(f)	1.17	%(j)	1.16	%(j)	1.18	%(j)	1.16	%(j)	1.12%
Before waivers (a)(f)	1.17%		1.16%		1.18%		1.19%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.39%		0.99%		0.70%		0.10%		0.65	%(l)
Before waivers (a)(f)	1.39%		0.99%		0.70%		0.07%		0.46	%(l)
Portfolio turnover rate (z)^	3%		7%		11%		79%		13%

Class K	January 1, 2016 to February 21, 2016‡	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.60	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	0.05
Net realized and unrealized gain (loss)	(0.48)	(0.42)

Total from investment operations	(0.49)	(0.37)

Less distributions:
Dividends from net investment income	—	(0.03)
Distributions from net realized gains	—	—	#

Total dividends and distributions	—	(0.03)

Net asset value, end of period	$9.11	$9.60

Total return (b)	(5.10)%	(3.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$9,539
Ratio of expenses to average net assets:
After waivers (a)(f)	0.89%	0.92%
Before waivers (a)(f)	0.98%	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.80)%	0.70	%(l)
Before waivers (a)(f)	(0.89)%	0.23	%(l)
Portfolio turnover rate^	79%	13	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed. The shares are no longer being offered, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
U.S. Treasury Obligations	29.1%
Information Technology	10.8
Financials	9.7
Health Care	8.5
Industrials	7.3
Consumer Discretionary	6.8
Consumer Staples	5.6
Communication Services	5.6
Energy	3.4
Materials	2.8
Utilities	2.2
Real Estate	2.1
U.S. Government Agency Securities	1.5
Repurchase Agreements	0.4
Cash and Other	4.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,103.20	$5.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.29	5.56

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.11%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.6%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	339,163	$11,365,352
BT Group plc	337,563	842,201
Cellnex Telecom SA (m)*	7,771	287,537
CenturyLink, Inc.	44,292	520,874
Deutsche Telekom AG (Registered)	133,395	2,307,409
Elisa OYJ	5,692	277,729
HKT Trust & HKT Ltd.	150,610	239,073
Iliad SA (x)	1,280	143,744
Koninklijke KPN NV	142,976	438,961
Nippon Telegraph & Telephone Corp.	25,756	1,198,515
Orange SA	81,462	1,284,321
PCCW Ltd.	169,664	97,954
Proximus SADP	6,087	179,406
Singapore Telecommunications Ltd.	326,492	844,584
Spark New Zealand Ltd.	73,488	197,477
Swisscom AG (Registered) (x)	1,037	520,625
Telecom Italia SpA (Aquis Stock Exchange) (x)	241,245	125,117
Telecom Italia SpA (Turquoise Stock Exchange)*	365,078	199,345
Telefonica Deutschland Holding AG	35,714	99,780
Telefonica SA	187,020	1,535,621
Telenor ASA	29,445	625,112
Telia Co. AB	112,644	500,254
Telstra Corp. Ltd.	166,598	450,296
TPG Telecom Ltd.	14,853	67,153
United Internet AG (Registered)	4,922	162,083
Verizon Communications, Inc.	192,525	10,998,953

		35,509,476

Entertainment (1.0%)
Activision Blizzard, Inc.	35,524	1,676,733
Electronic Arts, Inc.*	14,015	1,419,159
Konami Holdings Corp.	3,661	171,479
Netflix, Inc.*	20,346	7,473,493
Nexon Co. Ltd.*	19,606	284,047
Nintendo Co. Ltd.	4,549	1,666,188
Take-Two Interactive Software, Inc.*	5,339	606,137
Toho Co. Ltd.	4,451	189,079
Ubisoft Entertainment SA (x)*	3,662	286,654
Viacom, Inc., Class B	16,400	489,868
Vivendi SA	37,554	1,033,831
Walt Disney Co. (The)	82,413	11,508,151

		26,804,819

Interactive Media & Services (2.1%)
Alphabet, Inc., Class A*	14,004	15,163,531
Alphabet, Inc., Class C*	14,428	15,595,369
Auto Trader Group plc (m)	37,396	260,156
Facebook, Inc., Class A*	111,936	21,603,648
Kakaku.com, Inc.	5,373	103,658
LINE Corp.*	2,328	65,102
REA Group Ltd.	2,108	142,132
TripAdvisor, Inc.*	4,707	217,887
Twitter, Inc.*	33,619	1,173,303
Yahoo Japan Corp.	113,329	332,161

		54,656,947

Media (0.8%)
Axel Springer SE	1,943	136,871
CBS Corp. (Non-Voting), Class B	15,645	780,685
Charter Communications, Inc., Class A*	8,270	3,268,139
Comcast Corp., Class A	211,604	8,946,617
CyberAgent, Inc.	3,970	143,791
Dentsu, Inc.	8,591	299,607
Discovery, Inc., Class A (x)*	7,255	222,728
Discovery, Inc., Class C*	16,753	476,623
DISH Network Corp., Class A*	10,590	406,762
Eutelsat Communications SA	8,385	156,749
Fox Corp., Class A	16,943	620,791
Fox Corp., Class B	7,060	257,902
Hakuhodo DY Holdings, Inc.	9,260	155,801
Informa plc	50,099	531,254
Interpublic Group of Cos., Inc. (The)	17,835	402,893
ITV plc	144,995	198,867
JCDecaux SA	3,865	117,080
News Corp., Class A	17,936	241,957
News Corp., Class B	5,720	79,851
Omnicom Group, Inc.	10,430	854,738
Pearson plc	31,273	325,426
Publicis Groupe SA (x)	8,926	471,253
RTL Group SA	1,548	79,281
Schibsted ASA, Class B	3,922	102,252
SES SA (FDR)	16,234	253,821
Singapore Press Holdings Ltd.	63,831	115,113
Telenet Group Holding NV	1,882	104,861
WPP plc	50,501	635,052

		20,386,765

Wireless Telecommunication Services (0.4%)
1&1 Drillisch AG	2,122	70,747
KDDI Corp.	70,873	1,803,460
Millicom International Cellular SA (SDR)	2,646	148,882
NTT DOCOMO, Inc.	53,364	1,243,585
Softbank Corp.	67,000	869,698
SoftBank Group Corp.	66,008	3,162,188
Tele2 AB, Class B	19,984	291,599
Vodafone Group plc	1,069,410	1,756,291

		9,346,450

Total Communication Services		146,704,457

Consumer Discretionary (6.8%)
Auto Components (0.3%)
Aisin Seiki Co. Ltd.	6,461	222,328
Aptiv plc	12,183	984,752
BorgWarner, Inc.	9,660	405,527
Bridgestone Corp. (x)	22,814	897,621
Cie Generale des Etablissements Michelin SCA	7,050	894,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Continental AG	4,403	$641,953
Denso Corp.	17,343	729,173
Faurecia SA	3,654	169,564
Koito Manufacturing Co. Ltd.	4,102	218,768
NGK Spark Plug Co. Ltd.	6,250	117,215
Nokian Renkaat OYJ	4,973	155,281
Pirelli & C SpA (m)	16,008	94,618
Stanley Electric Co. Ltd.	5,169	126,954
Sumitomo Electric Industries Ltd.	30,107	394,995
Sumitomo Rubber Industries Ltd. (x)	6,811	78,713
Toyoda Gosei Co. Ltd.	2,551	49,711
Toyota Industries Corp.	5,855	322,034
Valeo SA	10,465	340,333
Yokohama Rubber Co. Ltd. (The) (x)	4,658	85,543

		6,929,330

Automobiles (0.8%)
Bayerische Motoren Werke AG	13,251	980,757
Bayerische Motoren Werke AG (Preference) (q)	2,225	138,141
Daimler AG (Registered)	36,394	2,024,693
Ferrari NV	4,889	793,865
Fiat Chrysler Automobiles NV (x)	43,441	605,901
Ford Motor Co.	182,090	1,862,781
General Motors Co.	61,150	2,356,110
Harley-Davidson, Inc.	7,500	268,725
Honda Motor Co. Ltd.	65,195	1,684,071
Isuzu Motors Ltd.	22,047	250,908
Mazda Motor Corp.	22,720	236,967
Mitsubishi Motors Corp.	26,824	128,379
Nissan Motor Co. Ltd.	92,823	664,307
Peugeot SA	24,626	606,808
Porsche Automobil Holding SE (Preference) (q)	6,128	398,160
Renault SA (x)	8,094	508,872
Subaru Corp.	24,554	596,456
Suzuki Motor Corp.	14,692	690,074
Toyota Motor Corp.	91,360	5,667,260
Volkswagen AG	1,299	223,263
Volkswagen AG (Preference) (q)	7,428	1,251,922
Yamaha Motor Co. Ltd. (x)	11,188	198,720

		22,137,140

Distributors (0.0%)
Genuine Parts Co.	6,835	707,969
Jardine Cycle & Carriage Ltd.	3,878	103,843
LKQ Corp.*	14,796	393,722

		1,205,534

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,816	65,506
H&R Block, Inc.	9,570	280,401

		345,907

Hotels, Restaurants & Leisure (1.1%)
Accor SA	8,015	344,048
Aristocrat Leisure Ltd.	23,000	496,040
Carnival Corp.	18,655	868,390
Carnival plc	6,583	290,847
Chipotle Mexican Grill, Inc.*	1,211	887,518
Compass Group plc	63,478	1,521,184
Crown Resorts Ltd.	14,905	130,277
Darden Restaurants, Inc.	5,765	701,773
Domino’s Pizza Enterprises Ltd. (x)	2,399	63,394
Flight Centre Travel Group Ltd.	2,225	64,904
Flutter Entertainment plc	3,229	242,846
Galaxy Entertainment Group Ltd.	86,263	581,403
Genting Singapore Ltd.	241,369	164,124
GVC Holdings plc	23,287	192,759
Hilton Worldwide Holdings, Inc.	13,730	1,341,970
InterContinental Hotels Group plc	6,887	452,351
Marriott International, Inc., Class A	13,230	1,856,037
McDonald’s Corp.	35,945	7,464,339
McDonald’s Holdings Co. Japan Ltd. (x)	2,609	114,944
Melco Resorts & Entertainment Ltd. (ADR)	8,283	179,907
Merlin Entertainments plc (m)	28,633	163,304
MGM China Holdings Ltd. (x)	37,291	63,395
MGM Resorts International	23,270	664,824
Norwegian Cruise Line Holdings Ltd.*	10,203	547,187
Oriental Land Co. Ltd.	8,052	996,278
Royal Caribbean Cruises Ltd.	7,966	965,559
Sands China Ltd.	96,155	459,745
Shangri-La Asia Ltd.	49,261	62,115
SJM Holdings Ltd.	78,750	89,620
Sodexo SA	3,763	439,872
Starbucks Corp.	57,793	4,844,787
Tabcorp Holdings Ltd.	80,669	252,020
TUI AG	17,646	173,091
Whitbread plc	7,223	424,611
Wynn Macau Ltd.	62,200	139,342
Wynn Resorts Ltd.	4,595	569,734
Yum! Brands, Inc.	14,480	1,602,502

		30,417,041

Household Durables (0.4%)
Barratt Developments plc	40,593	295,181
Berkeley Group Holdings plc	4,905	232,408
Casio Computer Co. Ltd.	7,725	95,868
DR Horton, Inc.	15,935	687,277
Electrolux AB	9,026	230,652
Garmin Ltd.	5,630	449,274
Husqvarna AB, Class B	16,713	156,329
Iida Group Holdings Co. Ltd.	5,878	94,864
Leggett & Platt, Inc.	6,055	232,330
Lennar Corp., Class A	13,625	660,267
Mohawk Industries, Inc.*	2,900	427,663
Newell Brands, Inc.	19,947	307,583
Nikon Corp.	12,788	180,763
Panasonic Corp.	88,262	734,814
Persimmon plc	12,710	322,337
PulteGroup, Inc.	11,985	378,966

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Rinnai Corp.	1,317	$83,675
SEB SA	1,054	189,483
Sekisui Chemical Co. Ltd.	14,699	220,591
Sekisui House Ltd.	24,800	408,407
Sharp Corp.	8,459	92,738
Sony Corp.	50,827	2,662,625
Taylor Wimpey plc	131,215	262,869
Whirlpool Corp.	2,965	422,097

		9,829,061

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	19,446	36,823,529
Booking Holdings, Inc.*	2,179	4,084,993
Delivery Hero SE (m)*	4,501	204,160
eBay, Inc.	42,135	1,664,333
Expedia Group, Inc.	5,527	735,257
Mercari, Inc.*	2,900	76,874
Ocado Group plc*	18,192	269,611
Rakuten, Inc.	34,387	408,249
Zalando SE (m)*	5,016	222,558
ZOZO, Inc.	8,051	150,767

		44,640,331

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	7,942	385,259
Hasbro, Inc.	5,425	573,314
Sankyo Co. Ltd.	1,758	63,592
Sega Sammy Holdings, Inc.	6,892	83,677
Shimano, Inc.	3,012	447,826
Yamaha Corp.	5,663	268,929

		1,822,597

Multiline Retail (0.3%)
Dollar General Corp.	12,210	1,650,304
Dollar Tree, Inc.*	11,044	1,186,015
Harvey Norman Holdings Ltd. (x)	21,247	60,710
Isetan Mitsukoshi Holdings Ltd.	13,397	108,602
J Front Retailing Co. Ltd.	9,127	104,548
Kohl’s Corp.	7,650	363,757
Macy’s, Inc.	14,260	306,020
Marks & Spencer Group plc	63,779	170,659
Marui Group Co. Ltd.	7,562	153,884
Next plc	5,506	386,397
Nordstrom, Inc. (x)	5,230	166,628
Pan Pacific International Holdings Corp.	4,357	276,417
Ryohin Keikaku Co. Ltd.	937	169,123
Target Corp.	24,300	2,104,623
Wesfarmers Ltd.	45,378	1,151,972

		8,359,659

Specialty Retail (1.2%)
ABC-Mart, Inc.	1,295	84,319
Advance Auto Parts, Inc.	3,366	518,835
AutoZone, Inc.*	1,205	1,324,861
Best Buy Co., Inc.	10,835	755,525
CarMax, Inc. (x)*	8,110	704,191
Dufry AG (Registered)*	1,725	146,100
Fast Retailing Co. Ltd. (x)	2,390	1,443,776
Foot Locker, Inc.	5,266	220,751
Gap, Inc. (The)	9,945	178,712
Hennes & Mauritz AB, Class B	32,152	572,536
Hikari Tsushin, Inc.	822	179,092
Home Depot, Inc. (The)	52,685	10,956,899
Industria de Diseno Textil SA	43,657	1,313,041
Kingfisher plc	84,451	230,477
L Brands, Inc.	10,555	275,485
Lowe’s Cos., Inc.	37,415	3,775,548
Nitori Holdings Co. Ltd.	3,245	429,797
O’Reilly Automotive, Inc.*	3,765	1,390,490
Ross Stores, Inc.	17,380	1,722,706
Shimamura Co. Ltd.	869	64,884
Tiffany & Co.	5,000	468,200
TJX Cos., Inc. (The)	57,640	3,048,003
Tractor Supply Co.	5,704	620,595
Ulta Beauty, Inc.*	2,642	916,483
USS Co. Ltd.	8,707	171,451
Yamada Denki Co. Ltd.	25,060	110,872

		31,623,629

Textiles, Apparel & Luxury Goods (0.9%)
adidas AG	7,219	2,228,669
Burberry Group plc	16,464	389,315
Capri Holdings Ltd.*	6,963	241,477
Cie Financiere Richemont SA (Registered)	20,891	1,772,803
EssilorLuxottica SA	11,492	1,499,502
Hanesbrands, Inc.	16,800	289,296
Hermes International	1,305	941,099
HUGO BOSS AG	2,535	168,629
Kering SA	3,080	1,821,529
LVMH Moet Hennessy Louis Vuitton SE (x)	11,183	4,759,669
Moncler SpA	7,166	306,382
NIKE, Inc., Class B	59,270	4,975,716
Pandora A/S	4,183	148,798
Puma SE	3,320	221,414
PVH Corp.	3,552	336,161
Ralph Lauren Corp.	2,479	281,590
Swatch Group AG (The)	1,173	335,847
Swatch Group AG (The) (Registered)	2,234	120,945
Tapestry, Inc.	13,450	426,769
Under Armour, Inc., Class A*	8,692	220,342
Under Armour, Inc., Class C*	8,950	198,690
VF Corp.	15,120	1,320,732
Yue Yuen Industrial Holdings Ltd.	28,884	79,127

		23,084,501

Total Consumer Discretionary		180,394,730

Consumer Staples (5.6%)
Beverages (1.3%)
Anheuser-Busch InBev SA/NV	30,495	2,699,169
Asahi Group Holdings Ltd. (x)	14,437	648,771
Brown-Forman Corp., Class B	7,680	425,703
Carlsberg A/S, Class B	4,281	567,526
Coca-Cola Amatil Ltd.	20,283	145,530
Coca-Cola Bottlers Japan, Inc.	4,862	123,066
Coca-Cola Co. (The)	178,530	9,090,748

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola European Partners plc	9,490	$536,185
Coca-Cola HBC AG*	8,027	302,962
Constellation Brands, Inc., Class A	7,750	1,526,285
Davide Campari-Milano SpA	23,244	227,701
Diageo plc	96,771	4,158,744
Heineken Holding NV	4,611	483,944
Heineken NV	10,374	1,157,686
Kirin Holdings Co. Ltd.	32,890	708,806
Molson Coors Brewing Co., Class B	8,705	487,480
Monster Beverage Corp.*	18,540	1,183,408
PepsiCo, Inc.	65,800	8,628,354
Pernod Ricard SA	8,638	1,591,699
Remy Cointreau SA (x)	1,090	157,161
Suntory Beverage & Food Ltd.	5,558	241,518
Treasury Wine Estates Ltd.	28,762	301,270

		35,393,716

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	26,158	449,088
Carrefour SA (x)	25,032	483,317
Casino Guichard Perrachon SA (x)	2,894	98,723
Coles Group Ltd.*	45,378	425,299
Colruyt SA	2,298	133,266
Costco Wholesale Corp.	20,425	5,397,510
Dairy Farm International Holdings Ltd.	13,274	94,909
FamilyMart UNY Holdings Co. Ltd.	10,044	239,606
ICA Gruppen AB	3,622	155,705
J Sainsbury plc	70,523	175,494
Jeronimo Martins SGPS SA	10,074	162,262
Koninklijke Ahold Delhaize NV	47,375	1,065,443
Kroger Co. (The)	37,160	806,744
Lawson, Inc.	1,968	94,371
METRO AG	7,206	131,718
Seven & i Holdings Co. Ltd.	30,076	1,017,644
Sundrug Co. Ltd.	2,810	76,000
Sysco Corp.	22,200	1,569,984
Tesco plc	391,957	1,128,435
Tsuruha Holdings, Inc.	1,447	133,675
Walgreens Boots Alliance, Inc.	37,455	2,047,665
Walmart, Inc.	66,301	7,325,597
Welcia Holdings Co. Ltd.	1,851	75,283
Wm Morrison Supermarkets plc	94,782	242,422
Woolworths Group Ltd.	52,726	1,230,051

		24,760,211

Food Products (1.3%)
a2 Milk Co. Ltd.*	29,352	289,273
Ajinomoto Co., Inc.	17,558	304,209
Archer-Daniels-Midland Co.	26,075	1,063,860
Associated British Foods plc	14,258	445,974
Barry Callebaut AG (Registered)	88	176,505
Calbee, Inc.	3,154	85,070
Campbell Soup Co.	8,890	356,222
Chocoladefabriken Lindt & Spruengli AG	43	312,964
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	406,679
Conagra Brands, Inc.	22,615	599,750
Danone SA	24,989	2,116,917
General Mills, Inc.	27,785	1,459,268
Golden Agri-Resources Ltd.	255,962	54,862
Hershey Co. (The)	6,475	867,844
Hormel Foods Corp.	12,640	512,426
JM Smucker Co. (The)	5,260	605,899
Kellogg Co.	11,730	628,376
Kerry Group plc (London Stock Exchange), Class A	1,182	141,125
Kerry Group plc (Turquoise Stock Exchange), Class A	5,168	617,036
Kikkoman Corp.	5,808	252,651
Kraft Heinz Co. (The)	28,985	899,694
Lamb Weston Holdings, Inc.	6,746	427,427
McCormick & Co., Inc. (Non-Voting)	5,650	875,806
Meiji Holdings Co. Ltd.	4,594	328,097
Mondelez International, Inc., Class A	67,705	3,649,299
Mowi ASA	17,555	410,453
Nestle SA (Registered)	122,588	12,690,784
NH Foods Ltd.	3,413	146,093
Nisshin Seifun Group, Inc.	7,865	179,382
Nissin Foods Holdings Co. Ltd.	2,489	160,216
Orkla ASA	30,584	271,334
Toyo Suisan Kaisha Ltd.	3,482	143,395
Tyson Foods, Inc., Class A	13,680	1,104,523
Vitasoy International Holdings Ltd.	29,000	139,400
WH Group Ltd. (m)	381,642	386,933
Wilmar International Ltd.	76,407	208,947
Yakult Honsha Co. Ltd.	4,799	282,648
Yamazaki Baking Co. Ltd.	4,755	71,844

		33,673,185

Household Products (0.9%)
Church & Dwight Co., Inc.	11,380	831,423
Clorox Co. (The)	5,945	910,239
Colgate-Palmolive Co.	40,410	2,896,185
Essity AB, Class B	24,272	745,974
Henkel AG & Co. KGaA	4,159	381,883
Henkel AG & Co. KGaA (Preference) (q)	7,130	697,409
Kimberly-Clark Corp.	16,120	2,148,474
Lion Corp.	8,906	165,787
Pigeon Corp. (x)	4,536	182,382
Procter & Gamble Co. (The)	116,130	12,733,654
Reckitt Benckiser Group plc	28,316	2,234,548
Unicharm Corp.	16,140	485,630

		24,413,588

Personal Products (0.6%)
Beiersdorf AG	4,034	484,164
Coty, Inc., Class A	20,976	281,078
Estee Lauder Cos., Inc. (The), Class A	10,240	1,875,047
Kao Corp.	19,530	1,487,189
Kobayashi Pharmaceutical Co. Ltd.	1,932	138,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kose Corp.	1,389	$232,799
L’Oreal SA	10,185	2,901,131
Pola Orbis Holdings, Inc.	3,597	100,422
Shiseido Co. Ltd.	16,016	1,206,381
Unilever NV (CVA)	58,333	3,552,659
Unilever plc	44,428	2,761,542

		15,020,572

Tobacco (0.6%)
Altria Group, Inc.	87,495	4,142,888
British American Tobacco plc	91,801	3,204,858
Imperial Brands plc	38,290	898,032
Japan Tobacco, Inc.	47,979	1,058,907
Philip Morris International, Inc.	72,455	5,689,891
Swedish Match AB	7,041	297,225

		15,291,801

Total Consumer Staples		148,553,073

Energy (3.4%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	23,905	588,780
Halliburton Co.	40,815	928,133
Helmerich & Payne, Inc.	5,030	254,619
John Wood Group plc	27,276	156,569
National Oilwell Varco, Inc.	17,860	397,028
Schlumberger Ltd.	64,543	2,564,939
TechnipFMC plc	19,826	514,286
Tenaris SA	18,899	247,350
WorleyParsons Ltd.	12,908	133,303

		5,785,007

Oil, Gas & Consumable Fuels (3.2%)
Aker BP ASA	4,323	123,957
Anadarko Petroleum Corp.	23,505	1,658,513
Apache Corp.	17,685	512,334
BP plc	810,829	5,649,001
Cabot Oil & Gas Corp.	20,040	460,118
Caltex Australia Ltd.	9,993	173,636
Chevron Corp.	89,080	11,085,115
Cimarex Energy Co.	4,441	263,484
Concho Resources, Inc.	9,303	959,884
ConocoPhillips	53,570	3,267,770
Devon Energy Corp.	21,810	622,021
Diamondback Energy, Inc.	7,211	785,783
Enagas SA	9,076	242,218
Eni SpA	101,813	1,690,959
EOG Resources, Inc.	27,010	2,516,252
Equinor ASA	40,086	791,574
Exxon Mobil Corp.	197,314	15,120,172
Galp Energia SGPS SA	20,061	308,524
Hess Corp.	11,570	735,505
HollyFrontier Corp.	7,427	343,722
Idemitsu Kosan Co. Ltd.	7,839	235,574
Inpex Corp.	40,881	368,295
JXTG Holdings, Inc.	128,694	637,890
Kinder Morgan, Inc.	88,423	1,846,272
Koninklijke Vopak NV	2,813	129,706
Lundin Petroleum AB	7,492	232,276
Marathon Oil Corp.	38,720	550,211
Marathon Petroleum Corp.	32,112	1,794,419
Neste OYJ	16,932	574,521
Noble Energy, Inc.	22,300	499,520
Occidental Petroleum Corp.	35,105	1,765,079
Oil Search Ltd.	54,881	272,401
OMV AG	5,894	287,184
ONEOK, Inc.	19,147	1,317,505
Origin Energy Ltd.	70,416	361,374
Phillips 66	19,760	1,848,350
Pioneer Natural Resources Co.	7,980	1,227,803
Repsol SA	56,150	880,147
Royal Dutch Shell plc, Class A	177,184	5,788,506
Royal Dutch Shell plc, Class B	149,902	4,913,399
Santos Ltd.	70,860	352,211
Snam SpA (x)	83,303	414,038
TOTAL SA	95,635	5,358,486
Valero Energy Corp.	19,785	1,693,794
Washington H Soul Pattinson & Co. Ltd.	4,790	73,948
Williams Cos., Inc. (The)	56,407	1,581,652
Woodside Petroleum Ltd.	37,466	956,377

		83,271,480

Total Energy		89,056,487

Financials (9.7%)
Banks (4.6%)
ABN AMRO Bank NV (CVA) (m)	16,929	362,188
AIB Group plc (BrsaItaliana Stock Exchange)	625	2,556
AIB Group plc (Turquoise Stock Exchange)	31,965	129,033
Aozora Bank Ltd. (x)	4,643	111,365
Australia & New Zealand Banking Group Ltd.	114,343	2,264,544
Banco Bilbao Vizcaya Argentaria SA	266,863	1,492,063
Banco de Sabadell SA	225,203	233,287
Banco Espirito Santo SA (Registered) (r)*	26,714	—
Banco Santander SA	649,824	3,015,142
Bank Hapoalim BM*	45,371	336,392
Bank Leumi Le-Israel BM	59,777	431,477
Bank of America Corp.	425,344	12,334,976
Bank of East Asia Ltd. (The)	50,595	141,519
Bank of Ireland Group plc (Aquis Stock Exchange)	24,455	126,972
Bank of Ireland Group plc (Turquoise Stock Exchange)	14,404	75,275
Bank of Kyoto Ltd. (The)	2,084	80,507
Bank of Queensland Ltd.	16,080	107,584
Bankia SA	49,386	116,694
Bankinter SA	26,980	185,853
Barclays plc	685,759	1,304,578
BB&T Corp.	35,915	1,764,504
Bendigo & Adelaide Bank Ltd.	19,508	158,595
BNP Paribas SA	45,529	2,162,217
BOC Hong Kong Holdings Ltd.	147,258	579,667
CaixaBank SA	143,634	411,255
Chiba Bank Ltd. (The)	22,482	109,683
Citigroup, Inc.	113,830	7,971,515
Citizens Financial Group, Inc.	21,808	771,131
Comerica, Inc.	7,470	542,621

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Commerzbank AG	40,097	$288,110
Commonwealth Bank of Australia	70,848	4,117,381
Concordia Financial Group Ltd.	42,995	159,913
Credit Agricole SA	48,087	576,598
Danske Bank A/S	26,893	425,059
DBS Group Holdings Ltd.	71,451	1,370,930
DNB ASA	38,526	716,735
Erste Group Bank AG	12,041	446,901
Fifth Third Bancorp	30,475	850,252
FinecoBank Banca Fineco SpA	20,714	231,064
First Republic Bank	7,572	739,406
Fukuoka Financial Group, Inc.	6,837	124,736
Hang Seng Bank Ltd.	30,019	747,429
HSBC Holdings plc	802,496	6,694,663
Huntington Bancshares, Inc.	49,405	682,777
ING Groep NV	155,757	1,805,826
Intesa Sanpaolo SpA	595,653	1,274,711
Israel Discount Bank Ltd., Class A	46,586	190,192
Japan Post Bank Co. Ltd.	16,197	164,351
JPMorgan Chase & Co.	154,980	17,326,764
KBC Group NV	9,993	654,966
KeyCorp	48,200	855,550
Lloyds Banking Group plc	2,855,586	2,052,209
M&T Bank Corp.	6,590	1,120,761
Mebuki Financial Group, Inc.	35,297	91,995
Mediobanca Banca di Credito Finanziario SpA	24,851	256,188
Mitsubishi UFJ Financial Group, Inc.	492,270	2,337,729
Mizrahi Tefahot Bank Ltd.*	5,605	129,210
Mizuho Financial Group, Inc.	965,419	1,397,782
National Australia Bank Ltd.	111,159	2,085,207
Nordea Bank Abp	121,566	882,603
Oversea-Chinese Banking Corp. Ltd.	127,468	1,074,010
People’s United Financial, Inc.	17,560	294,657
PNC Financial Services Group, Inc. (The)	21,500	2,951,520
Raiffeisen Bank International AG	5,924	138,967
Regions Financial Corp.	48,160	719,510
Resona Holdings, Inc.	83,707	348,291
Royal Bank of Scotland Group plc	192,886	538,412
Seven Bank Ltd.	23,804	62,261
Shinsei Bank Ltd.	6,200	96,207
Shizuoka Bank Ltd. (The)	18,402	135,521
Skandinaviska Enskilda Banken AB, Class A	65,136	602,670
Societe Generale SA	31,721	801,474
Standard Chartered plc	112,580	1,021,099
Sumitomo Mitsui Financial Group, Inc.	53,185	1,877,495
Sumitomo Mitsui Trust Holdings, Inc.	13,224	479,089
SunTrust Banks, Inc.	20,870	1,311,679
SVB Financial Group*	2,460	552,491
Svenska Handelsbanken AB, Class A	61,119	604,730
Swedbank AB, Class A	36,244	544,276
UniCredit SpA	80,331	988,894
United Overseas Bank Ltd.	49,774	961,267
US Bancorp	70,745	3,707,038
Wells Fargo & Co.	197,380	9,340,022
Westpac Banking Corp.	137,979	2,747,181
Zions Bancorp NA	8,920	410,142

		120,430,094

Capital Markets (1.7%)
3i Group plc	38,941	550,660
Affiliated Managers Group, Inc.	2,476	228,139
Ameriprise Financial, Inc.	6,530	947,895
Amundi SA (m)	2,810	196,188
ASX Ltd.	7,748	448,050
Bank of New York Mellon Corp. (The)	42,360	1,870,194
BlackRock, Inc.	5,675	2,663,277
Cboe Global Markets, Inc.	5,188	537,632
Charles Schwab Corp. (The)	56,010	2,251,042
CME Group, Inc.	16,680	3,237,755
Credit Suisse Group AG (Registered)*	102,297	1,226,579
Daiwa Securities Group, Inc.	61,172	267,860
Deutsche Bank AG (Registered)	78,581	605,823
Deutsche Boerse AG	7,604	1,075,626
E*TRADE Financial Corp.	11,775	525,165
Franklin Resources, Inc.	13,835	481,458
Goldman Sachs Group, Inc. (The)	16,170	3,308,382
Hargreaves Lansdown plc	11,389	277,554
Hong Kong Exchanges & Clearing Ltd.	47,493	1,676,789
Intercontinental Exchange, Inc.	26,500	2,277,410
Invesco Ltd.	19,090	390,581
Investec plc	27,300	177,162
Japan Exchange Group, Inc.	20,301	322,361
Julius Baer Group Ltd.*	8,957	398,762
London Stock Exchange Group plc	12,541	873,725
Macquarie Group Ltd.	12,942	1,139,285
MarketAxess Holdings, Inc.	1,795	576,949
Moody’s Corp.	7,765	1,516,582
Morgan Stanley	60,840	2,665,400
MSCI, Inc.	4,158	992,889
Nasdaq, Inc.	5,345	514,029
Natixis SA	42,558	171,262
Nomura Holdings, Inc.	132,773	467,227
Northern Trust Corp.	10,250	922,500
Partners Group Holding AG	748	587,703
Raymond James Financial, Inc.	5,934	501,720
S&P Global, Inc.	11,710	2,667,421
SBI Holdings, Inc.	9,414	232,872
Schroders plc	4,975	192,699
Singapore Exchange Ltd.	31,549	184,677
St James’s Place plc	21,190	295,474
Standard Life Aberdeen plc	99,708	373,035
State Street Corp.	17,675	990,860
T. Rowe Price Group, Inc.	11,145	1,222,718
UBS Group AG (Registered)*	154,328	1,833,850

		44,865,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.3%)
Acom Co. Ltd.	15,965	$57,454
AEON Financial Service Co. Ltd.	4,426	71,225
American Express Co.	32,635	4,028,464
Capital One Financial Corp.	22,022	1,998,276
Credit Saison Co. Ltd.	6,287	73,533
Discover Financial Services	15,590	1,209,628
Synchrony Financial	30,818	1,068,460

		8,507,040

Diversified Financial Services (0.9%)
AMP Ltd.	117,562	174,973
Berkshire Hathaway, Inc., Class B*	90,656	19,325,139
Challenger Ltd.	22,014	102,621
Eurazeo SE	1,962	136,760
EXOR NV	4,340	303,997
Groupe Bruxelles Lambert SA	3,229	316,794
Industrivarden AB, Class C	6,684	148,131
Investor AB, Class B	18,229	875,708
Jefferies Financial Group, Inc.	13,095	251,817
Kinnevik AB, Class B	9,681	251,769
L E Lundbergforetagen AB, Class B	3,041	113,831
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,124	85,394
ORIX Corp.	52,997	790,420
Pargesa Holding SA	1,545	119,096
Tokyo Century Corp.	1,674	70,568
Wendel SA	1,309	178,467

		23,245,485

Insurance (2.2%)
Admiral Group plc	7,557	211,902
Aegon NV	71,291	354,903
Aflac, Inc.	35,440	1,942,466
Ageas	7,312	380,055
AIA Group Ltd.	483,039	5,209,626
Allianz SE (Registered)	16,988	4,095,215
Allstate Corp. (The)	15,990	1,626,023
American International Group, Inc.	41,154	2,192,685
Aon plc	11,255	2,171,990
Arthur J Gallagher & Co.	8,561	749,858
Assicurazioni Generali SpA	43,849	825,693
Assurant, Inc.	2,365	251,589
Aviva plc	156,220	826,301
Baloise Holding AG (Registered)	1,953	345,706
Chubb Ltd.	21,481	3,163,936
Cincinnati Financial Corp.	6,965	722,062
CNP Assurances	8,029	182,230
Dai-ichi Life Holdings, Inc.	43,131	650,075
Direct Line Insurance Group plc	55,030	231,880
Everest Re Group Ltd.	1,950	482,001
Gjensidige Forsikring ASA	8,004	161,198
Hannover Rueck SE	2,413	390,172
Hartford Financial Services Group, Inc. (The)	16,715	931,360
Insurance Australia Group Ltd.	92,493	536,361
Japan Post Holdings Co. Ltd.	63,025	713,171
Legal & General Group plc	238,565	816,492
Lincoln National Corp.	9,875	636,444
Loews Corp.	12,825	701,143
Mapfre SA	43,137	126,110
Marsh & McLennan Cos., Inc.	23,490	2,343,128
Medibank Pvt Ltd.	110,221	270,058
MetLife, Inc.	45,920	2,280,846
MS&AD Insurance Group Holdings, Inc.	18,931	600,510
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,985	1,501,983
NN Group NV	12,284	494,472
Poste Italiane SpA (m)	20,909	220,162
Principal Financial Group, Inc.	12,175	705,176
Progressive Corp. (The)	27,100	2,166,103
Prudential Financial, Inc.	19,180	1,937,180
Prudential plc	103,783	2,261,675
QBE Insurance Group Ltd.	53,176	441,640
RSA Insurance Group plc	41,100	301,060
Sampo OYJ, Class A	17,742	837,239
SCOR SE	7,145	313,284
Sompo Holdings, Inc.	13,443	518,818
Sony Financial Holdings, Inc.	6,031	144,769
Suncorp Group Ltd.	51,969	491,451
Swiss Life Holding AG (Registered)	1,370	678,965
Swiss Re AG	12,197	1,239,941
T&D Holdings, Inc.	22,254	241,395
Tokio Marine Holdings, Inc.	25,826	1,293,276
Torchmark Corp.	4,743	424,309
Travelers Cos., Inc. (The)	12,295	1,838,348
Tryg A/S	4,837	157,250
Unum Group	10,190	341,875
Willis Towers Watson plc	6,034	1,155,752
Zurich Insurance Group AG	6,058	2,109,316

		58,938,628

Total Financials		255,986,468

Health Care (8.5%)
Biotechnology (1.1%)
AbbVie, Inc.	70,057	5,094,545
Alexion Pharmaceuticals, Inc.*	10,400	1,362,192
Amgen, Inc.	29,764	5,484,910
BeiGene Ltd. (ADR)*	1,432	177,496
Biogen, Inc.*	9,410	2,200,717
Celgene Corp.*	32,560	3,009,846
CSL Ltd.	18,130	2,736,556
Genmab A/S*	2,461	452,523
Gilead Sciences, Inc.	60,298	4,073,733
Grifols SA	11,938	352,942
Incyte Corp.*	8,230	699,221
PeptiDream, Inc. (x)*	3,700	189,092
Regeneron Pharmaceuticals, Inc.*	3,700	1,158,100
Vertex Pharmaceuticals, Inc.*	11,973	2,195,609

		29,187,482

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	81,822	6,881,230
ABIOMED, Inc.*	2,142	557,970

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Alcon, Inc.*	17,353	$1,071,542
Align Technology, Inc.*	3,386	926,748
Asahi Intecc Co. Ltd.	7,650	188,314
Baxter International, Inc.	23,030	1,886,157
Becton Dickinson and Co.	12,516	3,154,157
BioMerieux	1,965	162,776
Boston Scientific Corp.*	64,415	2,768,557
Carl Zeiss Meditec AG	1,611	158,915
Cochlear Ltd.	2,310	335,440
Coloplast A/S, Class B	4,755	537,352
Cooper Cos., Inc. (The)	2,359	794,724
Danaher Corp.	28,740	4,107,521
Demant A/S*	4,545	141,318
Dentsply Sirona, Inc.	10,309	601,633
Edwards Lifesciences Corp.*	9,798	1,810,083
Fisher & Paykel Healthcare Corp. Ltd.	22,959	238,453
Hologic, Inc.*	12,550	602,651
Hoya Corp.	15,272	1,169,180
IDEXX Laboratories, Inc.*	4,001	1,101,595
Intuitive Surgical, Inc.*	5,381	2,822,604
Koninklijke Philips NV	37,068	1,609,499
Medtronic plc	62,583	6,094,958
Olympus Corp.	46,536	516,227
ResMed, Inc.	6,647	811,133
Sartorius AG (Preference) (q)	1,424	291,947
Siemens Healthineers AG (m)	6,003	253,313
Smith & Nephew plc	35,015	758,167
Sonova Holding AG (Registered)	2,223	505,082
Straumann Holding AG (Registered)	414	365,314
Stryker Corp.	14,435	2,967,547
Sysmex Corp.	6,664	434,336
Teleflex, Inc.	2,195	726,874
Terumo Corp.	25,750	766,661
Varian Medical Systems, Inc.*	4,270	581,275
Zimmer Biomet Holdings, Inc.	9,470	1,114,998

		49,816,251

Health Care Providers & Services (1.3%)
Alfresa Holdings Corp.	7,480	184,407
AmerisourceBergen Corp.	7,235	616,856
Anthem, Inc.	12,035	3,396,397
Cardinal Health, Inc.	13,870	653,277
Centene Corp.*	19,140	1,003,702
Cigna Corp.	17,714	2,790,841
CVS Health Corp.	60,219	3,281,333
DaVita, Inc.*	5,860	329,684
Fresenius Medical Care AG & Co. KGaA	8,625	677,109
Fresenius SE & Co. KGaA	16,696	905,206
HCA Healthcare, Inc.	12,468	1,685,300
Henry Schein, Inc.*	7,092	495,731
Humana, Inc.	6,370	1,689,961
Laboratory Corp. of America Holdings*	4,665	806,578
McKesson Corp.	9,145	1,228,997
Medipal Holdings Corp.	7,318	161,476
NMC Health plc (x)	3,749	114,408
Quest Diagnostics, Inc.	6,335	644,966
Ramsay Health Care Ltd.	5,661	287,104
Ryman Healthcare Ltd.	16,008	126,361
Sonic Healthcare Ltd.	18,013	342,707
Suzuken Co. Ltd.	2,839	166,419
UnitedHealth Group, Inc.	44,885	10,952,389
Universal Health Services, Inc., Class B	3,950	515,040
WellCare Health Plans, Inc.*	2,321	661,647

		33,717,896

Health Care Technology (0.0%)
Cerner Corp.	15,300	1,121,490
M3, Inc.	16,829	307,344

		1,428,834

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	14,780	1,103,623
Eurofins Scientific SE (x)*	514	227,358
Illumina, Inc.*	6,925	2,549,439
IQVIA Holdings, Inc.*	7,346	1,181,971
Lonza Group AG (Registered)*	2,981	1,005,881
Mettler-Toledo International, Inc.*	1,234	1,036,560
PerkinElmer, Inc.	5,120	493,261
QIAGEN NV*	9,238	374,907
Sartorius Stedim Biotech	1,286	202,822
Thermo Fisher Scientific, Inc.	18,815	5,525,589
Waters Corp.*	3,515	756,569

		14,457,980

Pharmaceuticals (3.7%)
Allergan plc	14,737	2,467,416
Astellas Pharma, Inc.	75,230	1,071,076
AstraZeneca plc	50,712	4,146,182
Bayer AG (Registered)	37,322	2,586,223
Bristol-Myers Squibb Co.	76,005	3,446,827
Chugai Pharmaceutical Co. Ltd.	8,887	580,295
Daiichi Sankyo Co. Ltd.	22,665	1,184,596
Eisai Co. Ltd.	10,095	570,316
Eli Lilly & Co.	40,768	4,516,687
GlaxoSmithKline plc	198,707	3,978,518
H Lundbeck A/S	2,789	110,172
Hisamitsu Pharmaceutical Co., Inc.	2,041	80,550
Ipsen SA	1,712	233,606
Johnson & Johnson	125,040	17,415,571
Kyowa Kirin Co. Ltd.	9,683	174,144
Merck & Co., Inc.	121,160	10,159,266
Merck KGaA	5,173	540,929
Mitsubishi Tanabe Pharma Corp.	8,917	99,248
Mylan NV*	24,015	457,246
Nektar Therapeutics*	7,991	284,320
Novartis AG (Registered)	86,769	7,928,493
Novo Nordisk A/S, Class B	68,890	3,510,539
Ono Pharmaceutical Co. Ltd.	15,129	271,105
Orion OYJ, Class B	4,167	152,715
Otsuka Holdings Co. Ltd. (x)	15,628	509,651
Perrigo Co. plc	5,780	275,244
Pfizer, Inc.	261,656	11,334,938
Recordati SpA	4,184	174,414
Roche Holding AG	28,118	7,910,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sanofi	45,236	$3,904,647
Santen Pharmaceutical Co. Ltd.	14,579	241,372
Shionogi & Co. Ltd.	10,715	617,070
Sumitomo Dainippon Pharma Co. Ltd.	6,347	120,270
Taisho Pharmaceutical Holdings Co. Ltd.	1,415	108,538
Takeda Pharmaceutical Co. Ltd.	59,494	2,109,591
Teva Pharmaceutical Industries Ltd. (ADR)*	43,608	402,502
UCB SA	5,060	419,562
Vifor Pharma AG (x)	1,821	263,114
Zoetis, Inc.	22,388	2,540,814

		96,898,655

Total Health Care		225,507,098

Industrials (7.3%)
Aerospace & Defense (1.5%)
Airbus SE	23,499	3,331,538
Arconic, Inc.	20,036	517,329
BAE Systems plc	127,934	804,875
Boeing Co. (The)	24,685	8,985,587
Dassault Aviation SA	120	172,475
Elbit Systems Ltd.	941	140,011
General Dynamics Corp.	12,975	2,359,114
Harris Corp.	5,490	1,038,324
Huntington Ingalls Industries, Inc.	1,988	446,783
L3 Technologies, Inc.	3,680	902,226
Leonardo SpA	16,197	205,264
Lockheed Martin Corp.	11,540	4,195,252
Meggitt plc	31,092	206,903
MTU Aero Engines AG	2,081	495,741
Northrop Grumman Corp.	8,160	2,636,578
Raytheon Co.	13,270	2,307,388
Rolls-Royce Holdings plc*	66,051	704,940
Rolls-Royce Holdings plc (Preference) (q)(r)*	4,689,621	5,956
Safran SA	13,289	1,947,042
Singapore Technologies Engineering Ltd.	62,286	190,587
Textron, Inc.	11,295	599,087
Thales SA	4,494	555,215
TransDigm Group, Inc.*	2,264	1,095,323
United Technologies Corp.	37,837	4,926,377

		38,769,915

Air Freight & Logistics (0.3%)
Bollore SA	40,763	179,844
CH Robinson Worldwide, Inc.	6,360	536,466
Deutsche Post AG (Registered)	39,590	1,301,014
Expeditors International of Washington, Inc.	7,995	606,501
FedEx Corp.	11,345	1,862,736
SG Holdings Co. Ltd.	5,671	160,691
United Parcel Service, Inc., Class B	32,355	3,341,301
Yamato Holdings Co. Ltd.	12,311	250,182

		8,238,735

Airlines (0.2%)
Alaska Air Group, Inc.	5,672	362,498
American Airlines Group, Inc.	19,045	621,057
ANA Holdings, Inc.	4,515	149,418
Delta Air Lines, Inc.	28,988	1,645,069
Deutsche Lufthansa AG (Registered)	9,509	162,947
easyJet plc	6,358	76,965
Japan Airlines Co. Ltd.	4,522	144,407
Singapore Airlines Ltd.	21,195	145,216
Southwest Airlines Co.	23,525	1,194,600
United Continental Holdings, Inc.*	10,673	934,421

		5,436,598

Building Products (0.3%)
AGC, Inc. (x)	7,185	248,241
Allegion plc	4,388	485,094
AO Smith Corp.	6,707	316,302
Assa Abloy AB, Class B	40,114	906,719
Cie de Saint-Gobain	20,372	793,980
Daikin Industries Ltd.	9,981	1,302,071
Fortune Brands Home & Security, Inc.	6,554	374,430
Geberit AG (Registered)	1,483	692,735
Johnson Controls International plc	43,030	1,777,569
Kingspan Group plc	6,136	333,233
LIXIL Group Corp.	10,655	168,401
Masco Corp.	14,220	557,993
TOTO Ltd.	5,658	223,297

		8,180,065

Commercial Services & Supplies (0.3%)
Brambles Ltd.	63,786	576,779
Cintas Corp.	4,020	953,906
Copart, Inc.*	9,596	717,205
Dai Nippon Printing Co. Ltd.	9,646	205,419
Edenred	10,154	517,958
G4S plc	62,098	164,032
ISS A/S	6,316	190,611
Park24 Co. Ltd.	4,550	105,885
Rentokil Initial plc	74,014	373,626
Republic Services, Inc.	10,060	871,598
Rollins, Inc.	6,775	243,019
Secom Co. Ltd.	8,342	717,560
Securitas AB, Class B	12,531	219,822
Societe BIC SA	1,322	100,793
Sohgo Security Services Co. Ltd.	2,804	129,257
Toppan Printing Co. Ltd.	9,710	147,251
Waste Management, Inc.	18,210	2,100,888

		8,335,609

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	10,074	402,190
Bouygues SA	9,642	357,095
CIMIC Group Ltd.	3,893	122,360
Eiffage SA	3,396	335,727
Ferrovial SA	19,608	501,889
HOCHTIEF AG	990	120,565
Jacobs Engineering Group, Inc.	5,490	463,301

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
JGC Corp.	8,736	$119,759
Kajima Corp.	17,940	245,933
Obayashi Corp.	25,890	254,782
Quanta Services, Inc.	6,785	259,119
Shimizu Corp.	23,667	196,466
Skanska AB, Class B	13,613	245,839
Taisei Corp.	8,074	293,185
Vinci SA	20,604	2,109,998

		6,028,208

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	73,758	1,480,147
AMETEK, Inc.	10,737	975,349
Eaton Corp. plc	20,155	1,678,508
Emerson Electric Co.	29,185	1,947,223
Fuji Electric Co. Ltd.	4,989	171,907
Legrand SA	10,474	765,812
Melrose Industries plc	194,438	446,567
Mitsubishi Electric Corp.	73,044	961,364
Nidec Corp.	8,978	1,226,184
Prysmian SpA	9,658	199,325
Rockwell Automation, Inc.	5,635	923,182
Schneider Electric SE	22,320	2,024,314
Siemens Gamesa Renewable Energy SA	9,541	158,614
Vestas Wind Systems A/S	7,821	675,565

		13,634,061

Industrial Conglomerates (0.9%)
3M Co.	27,160	4,707,914
CK Hutchison Holdings Ltd.	108,001	1,064,567
DCC plc	3,932	350,540
General Electric Co.	405,339	4,256,060
Honeywell International, Inc.	34,550	6,032,084
Jardine Matheson Holdings Ltd. (London Stock Exchange)	8,056	504,064
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	616	38,820
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	8,327	315,510
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	371	14,146
Keihan Holdings Co. Ltd.	3,777	164,476
Keppel Corp. Ltd.	58,104	286,011
NWS Holdings Ltd.	62,182	127,839
Roper Technologies, Inc.	4,815	1,763,542
Sembcorp Industries Ltd.	38,593	68,743
Siemens AG (Registered)	30,617	3,641,606
Smiths Group plc	15,846	314,935
Toshiba Corp.	22,198	690,760

		24,341,617

Machinery (1.3%)
Alfa Laval AB	12,590	274,682
Alstom SA	6,819	316,358
Amada Holdings Co. Ltd.	13,559	152,549
ANDRITZ AG (x)	2,913	109,639
Atlas Copco AB, Class A	26,875	858,967
Atlas Copco AB, Class B	15,617	448,019
Caterpillar, Inc.	27,520	3,750,701
CNH Industrial NV	40,637	416,707
Cummins, Inc.	6,935	1,188,243
Daifuku Co. Ltd.	3,976	223,112
Deere & Co.	14,980	2,482,336
Dover Corp.	6,770	678,354
Epiroc AB, Class A	26,375	274,596
Epiroc AB, Class B	15,607	154,588
FANUC Corp.	7,809	1,443,522
Flowserve Corp.	6,010	316,667
Fortive Corp.	13,670	1,114,378
GEA Group AG	6,140	174,545
Hino Motors Ltd.	11,450	96,324
Hitachi Construction Machinery Co. Ltd.	4,223	109,751
Hoshizaki Corp.	2,133	158,667
IHI Corp.	5,869	141,370
Illinois Tool Works, Inc.	14,245	2,148,288
Ingersoll-Rand plc	11,415	1,445,938
JTEKT Corp.	8,186	99,160
Kawasaki Heavy Industries Ltd.	5,675	133,328
KION Group AG	2,599	163,843
Knorr-Bremse AG	1,935	215,628
Komatsu Ltd.	36,946	890,967
Kone OYJ, Class B	13,564	800,486
Kubota Corp.	41,854	696,046
Kurita Water Industries Ltd.	3,878	96,217
Makita Corp.	8,894	301,925
Metso OYJ	4,212	165,476
Minebea Mitsumi, Inc.	14,489	245,257
MISUMI Group, Inc.	11,329	283,921
Mitsubishi Heavy Industries Ltd.	12,819	557,751
Nabtesco Corp.	4,421	122,770
NGK Insulators Ltd.	10,487	152,809
NSK Ltd.	14,266	127,026
PACCAR, Inc.	16,240	1,163,758
Parker-Hannifin Corp.	6,155	1,046,412
Pentair plc	7,423	276,136
Sandvik AB	45,183	830,077
Schindler Holding AG	1,630	362,834
Schindler Holding AG (Registered)	806	176,029
SKF AB, Class B	15,205	279,583
SMC Corp.	2,348	874,824
Snap-on, Inc.	2,570	425,695
Spirax-Sarco Engineering plc	2,946	343,636
Stanley Black & Decker, Inc.	7,070	1,022,393
Sumitomo Heavy Industries Ltd.	4,343	149,245
Techtronic Industries Co. Ltd.	53,934	412,875
THK Co. Ltd. (x)	4,729	112,945
Volvo AB, Class B	59,444	943,241
Wabtec Corp. (x)	2,177	156,222
Wartsila OYJ Abp	17,761	257,600
Weir Group plc (The)	10,385	203,959
Xylem, Inc.	8,350	698,394
Yangzijiang Shipbuilding Holdings Ltd.	94,600	106,976

		33,373,745

Marine (0.1%)
AP Moller – Maersk A/S, Class A	151	175,289
AP Moller – Maersk A/S, Class B	262	324,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kuehne + Nagel International AG (Registered)	2,161	$320,763
Mitsui OSK Lines Ltd.	4,499	107,619
Nippon Yusen KK	6,108	97,952

		1,026,601

Professional Services (0.5%)
Adecco Group AG (Registered)	6,333	380,551
Bureau Veritas SA	12,571	310,476
Equifax, Inc.	5,610	758,696
Experian plc	36,423	1,102,728
IHS Markit Ltd.*	16,708	1,064,634
Intertek Group plc	6,459	451,307
Nielsen Holdings plc	16,501	372,923
Persol Holdings Co. Ltd.	7,069	165,948
Randstad NV	4,768	261,868
Recruit Holdings Co. Ltd.	47,473	1,582,507
RELX plc (London Stock Exchange)	41,245	1,000,179
RELX plc (Turquoise Stock Exchange)	37,306	902,711
Robert Half International, Inc.	5,565	317,261
SEEK Ltd.	13,350	198,319
SGS SA (Registered)	214	545,194
Teleperformance	2,441	489,071
Verisk Analytics, Inc.	7,654	1,121,005
Wolters Kluwer NV	11,195	814,964

		11,840,342

Road & Rail (0.7%)
Aurizon Holdings Ltd.	79,649	301,955
Central Japan Railway Co.	5,761	1,153,108
ComfortDelGro Corp. Ltd.	85,998	169,072
CSX Corp.	37,390	2,892,864
DSV A/S	7,148	701,934
East Japan Railway Co.	12,191	1,139,779
Hankyu Hanshin Holdings, Inc.	9,084	325,226
JB Hunt Transport Services, Inc.	4,041	369,388
Kansas City Southern	4,750	578,645
Keikyu Corp.	8,760	150,719
Keio Corp.	4,037	265,476
Keisei Electric Railway Co. Ltd.	5,076	184,792
Kintetsu Group Holdings Co. Ltd.	6,836	327,169
Kyushu Railway Co.	6,381	185,840
MTR Corp. Ltd.	60,899	410,063
Nagoya Railroad Co. Ltd.	7,246	200,346
Nippon Express Co. Ltd.	3,139	166,827
Norfolk Southern Corp.	12,750	2,541,458
Odakyu Electric Railway Co. Ltd.	11,773	287,951
Seibu Holdings, Inc.	8,130	135,431
Tobu Railway Co. Ltd.	7,601	221,371
Tokyu Corp.	19,923	353,131
Union Pacific Corp.	34,390	5,815,693
West Japan Railway Co.	6,523	527,334

		19,405,572

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	5,293	275,289
Ashtead Group plc	18,917	541,493
Brenntag AG	6,183	304,499
Bunzl plc	13,464	$355,138
Fastenal Co.	26,700	870,153
Ferguson plc	9,284	660,252
ITOCHU Corp.	53,884	1,029,801
Marubeni Corp.	62,600	413,985
Mitsubishi Corp.	54,055	1,423,885
Mitsui & Co. Ltd.	66,175	1,076,575
MonotaRO Co. Ltd.	4,918	119,786
Sumitomo Corp.	47,489	719,063
Toyota Tsusho Corp.	8,439	255,561
United Rentals, Inc.*	3,750	497,363
WW Grainger, Inc.	2,116	567,575

		9,110,418

Transportation Infrastructure (0.1%)
Aena SME SA (m)	2,702	535,527
Aeroports de Paris	1,335	235,598
Atlantia SpA	19,829	516,564
Auckland International Airport Ltd.	38,663	255,842
Fraport AG Frankfurt Airport Services Worldwide	1,665	143,131
Getlink SE	19,258	308,547
Japan Airport Terminal Co. Ltd. (x)	2,024	86,261
Kamigumi Co. Ltd.	4,221	99,834
SATS Ltd.	26,475	102,143
Sydney Airport	44,263	249,842
Transurban Group	107,071	1,107,994

		3,641,283

Total Industrials		191,362,769

Information Technology (10.8%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	2,434	631,915
Cisco Systems, Inc.	209,520	11,467,030
F5 Networks, Inc.*	2,835	412,861
Juniper Networks, Inc.	16,050	427,411
Motorola Solutions, Inc.	7,655	1,276,318
Nokia OYJ	225,564	1,119,830
Telefonaktiebolaget LM Ericsson, Class B	122,964	1,166,590

		16,501,955

Electronic Equipment, Instruments & Components (0.6%)
Alps Alpine Co. Ltd.	8,291	139,651
Amphenol Corp., Class A	14,040	1,346,998
Corning, Inc.	37,245	1,237,651
FLIR Systems, Inc.	6,445	348,674
Halma plc	15,194	389,772
Hamamatsu Photonics KK	5,605	218,086
Hexagon AB, Class B	10,421	578,611
Hirose Electric Co. Ltd.	1,310	146,048
Hitachi High-Technologies Corp.	2,703	138,892
Hitachi Ltd.	38,646	1,415,509
Ingenico Group SA	2,715	240,124
IPG Photonics Corp.*	1,712	264,076
Keyence Corp.	3,719	2,281,106
Keysight Technologies, Inc.*	8,651	776,946
Kyocera Corp.	12,799	835,143

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Murata Manufacturing Co. Ltd.	22,922	$1,029,008
Nippon Electric Glass Co. Ltd. (x)	3,121	78,988
Omron Corp.	7,658	399,183
Shimadzu Corp.	8,816	216,036
TDK Corp.	5,187	401,239
TE Connectivity Ltd.	15,990	1,531,522
Venture Corp. Ltd.	10,768	129,646
Yaskawa Electric Corp.	9,521	323,210
Yokogawa Electric Corp.	9,062	177,517

		14,643,636

IT Services (2.5%)
Accenture plc, Class A	29,710	5,489,517
Adyen NV (m)*	414	319,457
Akamai Technologies, Inc.*	7,580	607,461
Alliance Data Systems Corp.	2,230	312,490
Amadeus IT Group SA	17,562	1,391,093
Atos SE	4,169	348,527
Automatic Data Processing, Inc.	20,425	3,376,865
Broadridge Financial Solutions, Inc.	5,462	697,388
Capgemini SE	6,583	818,543
Cognizant Technology Solutions Corp., Class A	26,950	1,708,361
Computershare Ltd. (x)	19,557	222,563
DXC Technology Co.	12,999	716,895
Fidelity National Information Services, Inc.	15,225	1,867,803
Fiserv, Inc.*	18,540	1,690,106
FleetCor Technologies, Inc.*	4,185	1,175,357
Fujitsu Ltd.	7,819	544,788
Gartner, Inc.*	4,248	683,673
Global Payments, Inc.	7,357	1,178,077
GMO Payment Gateway, Inc.	1,600	109,966
International Business Machines Corp.	42,369	5,842,685
Itochu Techno-Solutions Corp.	3,800	97,348
Jack Henry & Associates, Inc.	3,609	483,317
Mastercard, Inc., Class A	42,410	11,218,717
Nomura Research Institute Ltd.	13,314	213,266
NTT Data Corp.	25,174	335,062
Obic Co. Ltd.	2,641	298,847
Otsuka Corp.	4,102	164,932
Paychex, Inc.	14,855	1,222,418
PayPal Holdings, Inc.*	54,935	6,287,860
Total System Services, Inc.	7,765	996,017
VeriSign, Inc.*	4,990	1,043,709
Visa, Inc., Class A	81,940	14,220,687
Western Union Co. (The)	20,600	409,734
Wirecard AG	4,698	790,897
Wix.com Ltd.*	1,838	261,180
Worldline SA (m)*	3,718	270,575

		67,416,181

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	40,900	1,242,133
Advantest Corp.	7,900	217,256
Analog Devices, Inc.	17,176	1,938,655
Applied Materials, Inc.	45,765	2,055,306
ASM Pacific Technology Ltd.	11,906	121,930
ASML Holding NV	17,036	3,559,344
Broadcom, Inc.	19,315	5,560,016
Disco Corp.	1,128	184,975
Infineon Technologies AG	45,514	804,774
Intel Corp.	212,655	10,179,795
KLA-Tencor Corp.	7,130	842,766
Lam Research Corp.	7,279	1,367,287
Maxim Integrated Products, Inc.	12,858	769,166
Microchip Technology, Inc. (x)	10,960	950,232
Micron Technology, Inc.*	52,195	2,014,205
NVIDIA Corp.	28,440	4,670,701
NXP Semiconductors NV	11,827	1,154,434
Qorvo, Inc.*	5,765	384,007
QUALCOMM, Inc.	56,487	4,296,966
Renesas Electronics Corp.*	30,034	149,035
Rohm Co. Ltd.	3,710	249,134
Skyworks Solutions, Inc.	8,242	636,859
STMicroelectronics NV	29,006	514,531
SUMCO Corp.	9,910	117,837
Texas Instruments, Inc.	44,760	5,136,658
Tokyo Electron Ltd.	6,261	878,044
Xilinx, Inc.	11,745	1,384,970

		51,381,016

Software (3.3%)
Adobe, Inc.*	22,785	6,713,600
ANSYS, Inc.*	3,860	790,605
Autodesk, Inc.*	10,160	1,655,064
Cadence Design Systems, Inc.*	13,072	925,628
Check Point Software Technologies Ltd.*	5,002	578,281
Citrix Systems, Inc.	5,930	581,970
CyberArk Software Ltd.*	1,489	190,354
Dassault Systemes SE	5,404	862,128
Fortinet, Inc.*	6,701	514,838
Intuit, Inc.	12,065	3,152,946
Micro Focus International plc	13,713	359,442
Microsoft Corp.	360,280	48,263,109
Nice Ltd.*	2,477	336,694
Oracle Corp. (Tokyo Stock Exchange)	1,508	110,077
Oracle Corp. (Turquoise Stock Exchange)	118,713	6,763,080
Red Hat, Inc.*	8,225	1,544,326
Sage Group plc (The)	43,453	442,789
salesforce.com, Inc.*	35,663	5,411,147
SAP SE	39,334	5,401,195
Symantec Corp.	29,740	647,142
Synopsys, Inc.*	6,919	890,406
Temenos Group AG (Registered)*	2,559	457,826
Trend Micro, Inc.	4,981	221,989

		86,814,636

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	208,144	41,195,861
Brother Industries Ltd.	8,849	167,024
Canon, Inc. (x)	39,966	1,166,192
FUJIFILM Holdings Corp.	14,350	727,116
Hewlett Packard Enterprise Co.	66,275	990,811
HP, Inc.	73,725	1,532,743
Konica Minolta, Inc.	18,058	175,698
NEC Corp.	9,824	386,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NetApp, Inc.	11,690	$721,273
Ricoh Co. Ltd.	26,816	267,625
Seagate Technology plc	12,040	567,325
Seiko Epson Corp.	11,181	176,818
Western Digital Corp.	13,425	638,359
Xerox Corp.	9,576	339,086

		49,052,276

Total Information Technology		285,809,700

Materials (2.8%)
Chemicals (1.6%)
Air Liquide SA	17,388	2,432,931
Air Products & Chemicals, Inc.	10,195	2,307,842
Air Water, Inc.	5,949	101,748
Akzo Nobel NV	9,115	856,536
Albemarle Corp.	4,864	342,474
Arkema SA	3,049	283,533
Asahi Kasei Corp.	50,452	537,440
BASF SE	36,759	2,671,770
Celanese Corp.	6,173	665,449
CF Industries Holdings, Inc.	10,730	501,198
Chr Hansen Holding A/S	4,222	396,463
Clariant AG (Registered)*	7,970	162,021
Corteva, Inc.*	35,615	1,053,136
Covestro AG (m)	6,957	353,692
Croda International plc	5,143	334,405
Daicel Corp.	10,502	93,316
Dow, Inc.	35,615	1,756,176
DuPont de Nemours, Inc.	35,615	2,673,618
Eastman Chemical Co.	6,470	503,560
Ecolab, Inc.	11,870	2,343,613
EMS-Chemie Holding AG (Registered)	328	212,854
Evonik Industries AG	7,460	217,244
FMC Corp.	6,200	514,290
FUCHS PETROLUB SE (Preference) (q)	2,781	109,351
Givaudan SA (Registered)	370	1,044,581
Hitachi Chemical Co. Ltd.	4,089	110,972
Incitec Pivot Ltd.	64,267	153,855
International Flavors & Fragrances, Inc. (x)	4,745	688,452
Israel Chemicals Ltd.	28,182	147,591
Johnson Matthey plc	7,745	327,433
JSR Corp.	7,644	120,600
Kaneka Corp.	1,923	72,236
Kansai Paint Co. Ltd.	7,056	147,841
Koninklijke DSM NV	7,261	897,480
Kuraray Co. Ltd.	12,736	152,031
LANXESS AG	3,479	206,739
Linde plc	25,679	5,156,343
LyondellBasell Industries NV, Class A	14,616	1,258,876
Mitsubishi Chemical Holdings Corp.	51,158	357,107
Mitsubishi Gas Chemical Co., Inc.	6,467	86,135
Mitsui Chemicals, Inc.	7,325	181,197
Mosaic Co. (The)	16,475	412,369
Nippon Paint Holdings Co. Ltd. (x)	5,848	226,728
Nissan Chemical Corp.	4,971	223,848
Nitto Denko Corp.	6,179	304,723
Novozymes A/S, Class B	8,762	408,590
Orica Ltd.	15,206	216,390
PPG Industries, Inc.	11,210	1,308,319
Sherwin-Williams Co. (The)	3,915	1,794,205
Shin-Etsu Chemical Co. Ltd.	14,567	1,355,840
Showa Denko KK (x)	5,389	158,449
Sika AG (Registered)	5,107	871,570
Solvay SA	2,966	307,247
Sumitomo Chemical Co. Ltd.	59,584	276,325
Symrise AG	5,149	495,561
Taiyo Nippon Sanso Corp.	5,200	110,352
Teijin Ltd.	7,093	120,854
Toray Industries, Inc.	55,435	421,206
Tosoh Corp.	10,408	146,252
Umicore SA (x)	7,889	252,970
Yara International ASA	7,107	344,750

		42,290,677

Construction Materials (0.2%)
Boral Ltd.	46,919	168,650
CRH plc	32,471	1,059,314
Fletcher Building Ltd.	34,152	111,275
HeidelbergCement AG	5,956	481,936
Imerys SA	2,009	106,500
James Hardie Industries plc (CHDI)	17,700	232,372
LafargeHolcim Ltd. (Registered)*	19,431	948,859
Martin Marietta Materials, Inc.	2,947	678,134
Taiheiyo Cement Corp.	4,741	143,354
Vulcan Materials Co.	6,110	838,964

		4,769,358

Containers & Packaging (0.2%)
Amcor plc*	77,324	888,453
Avery Dennison Corp.	3,980	460,407
Ball Corp.	15,780	1,104,442
International Paper Co.	18,795	814,199
Packaging Corp. of America	4,382	417,692
Sealed Air Corp.	7,235	309,513
Smurfit Kappa Group plc	9,029	273,202
Toyo Seikan Group Holdings Ltd.	5,672	112,477
Westrock Co.	11,770	429,252

		4,809,637

Metals & Mining (0.8%)
Alumina Ltd.	97,969	160,255
Anglo American plc	42,171	1,202,043
Antofagasta plc	15,782	186,314
ArcelorMittal	26,584	475,678
BHP Group Ltd.	117,899	3,406,854
BHP Group plc	84,529	2,163,054
BlueScope Steel Ltd.	21,349	180,606
Boliden AB	10,946	279,893
Evraz plc	20,218	170,796
Fortescue Metals Group Ltd.	55,452	351,149
Freeport-McMoRan, Inc.	67,520	783,907
Fresnillo plc	8,847	97,769
Glencore plc*	445,294	1,545,797

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Metals Ltd.	8,518	$96,150
JFE Holdings, Inc.	19,595	287,614
Kobe Steel Ltd.	12,357	80,802
Maruichi Steel Tube Ltd.	2,213	61,434
Mitsubishi Materials Corp.	4,429	125,909
Newcrest Mining Ltd.	30,747	689,671
Newmont Goldcorp Corp.	38,620	1,485,712
Nippon Steel Corp.	32,243	552,959
Norsk Hydro ASA	53,823	192,440
Nucor Corp.	14,615	805,287
Rio Tinto Ltd.	14,857	1,082,254
Rio Tinto plc	45,622	2,827,647
South32 Ltd.	202,171	451,351
Sumitomo Metal Mining Co. Ltd.	9,232	275,637
thyssenkrupp AG	16,194	236,162
voestalpine AG (x)	4,644	143,477

		20,398,621

Paper & Forest Products (0.0%)
Mondi plc	14,697	334,094
Oji Holdings Corp.	34,445	198,718
Stora Enso OYJ, Class R	23,282	273,608
UPM-Kymmene OYJ	21,361	567,648

		1,374,068

Total Materials		73,642,361

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	4,994	704,603
American Tower Corp. (REIT)	20,555	4,202,470
Apartment Investment & Management Co. (REIT), Class A	7,252	363,470
Ascendas REIT (REIT)	98,715	227,635
AvalonBay Communities, Inc. (REIT)	6,465	1,313,559
Boston Properties, Inc. (REIT)	7,145	921,705
British Land Co. plc (The) (REIT)	36,258	247,911
CapitaLand Commercial Trust (REIT)	104,870	168,195
CapitaLand Mall Trust (REIT)	102,516	199,274
Covivio (REIT)	2,067	216,353
Crown Castle International Corp. (REIT)	19,350	2,522,273
Daiwa House REIT Investment Corp. (REIT)	168	405,294
Dexus (REIT)	43,687	398,103
Digital Realty Trust, Inc. (REIT)	9,588	1,129,371
Duke Realty Corp. (REIT)	16,618	525,295
Equinix, Inc. (REIT)	3,759	1,895,626
Equity Residential (REIT)	17,160	1,302,787
Essex Property Trust, Inc. (REIT)	3,103	905,859
Extra Space Storage, Inc. (REIT)	5,913	627,369
Federal Realty Investment Trust (REIT)	3,413	439,458
Gecina SA (REIT)	2,006	300,183
Goodman Group (REIT)	65,336	689,413
GPT Group (The) (REIT)	72,235	311,882
HCP, Inc. (REIT)	22,250	711,555
Host Hotels & Resorts, Inc. (REIT)	34,545	629,410
Icade (REIT)	1,488	136,376
Iron Mountain, Inc. (REIT)	13,288	415,914
Japan Prime Realty Investment Corp. (REIT)	33	142,939
Japan Real Estate Investment Corp. (REIT)	52	316,394
Japan Retail Fund Investment Corp. (REIT)	102	206,242
Kimco Realty Corp. (REIT)	19,600	362,208
Klepierre SA (REIT)	8,908	298,611
Land Securities Group plc (REIT)	28,191	298,295
Link REIT (REIT)	84,025	1,032,605
Macerich Co. (The) (REIT)	4,880	163,431
Mid-America Apartment Communities, Inc. (REIT)	5,285	622,362
Mirvac Group (REIT)	145,878	320,555
Nippon Building Fund, Inc. (REIT) (x)	53	362,788
Nippon Prologis REIT, Inc. (REIT)	68	156,984
Nomura Real Estate Master Fund, Inc. (REIT)	252	387,297
Prologis, Inc. (REIT)	29,262	2,343,886
Public Storage (REIT)	6,955	1,656,472
Realty Income Corp. (REIT)	13,734	947,234
Regency Centers Corp. (REIT)	7,858	524,443
SBA Communications Corp. (REIT)*	5,275	1,186,031
Scentre Group (REIT)	212,798	573,676
Segro plc (REIT)	43,404	402,493
Simon Property Group, Inc. (REIT)	14,440	2,306,934
SL Green Realty Corp. (REIT)	3,977	319,631
Stockland (REIT)	96,263	281,815
Suntec REIT (REIT)	74,767	107,205
UDR, Inc. (REIT)	12,795	574,368
Unibail-Rodamco-Westfield (REIT) (x)	5,535	829,214
United Urban Investment Corp. (REIT)	113	189,285
Ventas, Inc. (REIT)	16,539	1,130,441
Vicinity Centres (REIT)	130,335	224,179
Vornado Realty Trust (REIT)	8,010	513,441
Welltower, Inc. (REIT)	17,440	1,421,883
Weyerhaeuser Co. (REIT)	34,906	919,424

		43,034,109

Real Estate Management & Development (0.5%)
Aeon Mall Co. Ltd.	4,017	60,433
Aroundtown SA	31,617	260,506
Azrieli Group Ltd.	1,698	113,714
CapitaLand Ltd.	101,672	265,264
CBRE Group, Inc., Class A*	14,690	753,597
City Developments Ltd.	18,062	126,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CK Asset Holdings Ltd.	102,599	$803,145
Daito Trust Construction Co. Ltd.	2,920	371,991
Daiwa House Industry Co. Ltd.	22,629	659,256
Deutsche Wohnen SE	14,288	524,287
Hang Lung Properties Ltd.	80,449	191,347
Henderson Land Development Co. Ltd.	57,013	314,197
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	44,219	283,532
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	1,717	11,058
Hulic Co. Ltd. (x)	10,612	85,239
Hysan Development Co. Ltd.	24,642	127,284
Kerry Properties Ltd.	25,702	107,918
Lendlease Group	22,566	205,952
Mitsubishi Estate Co. Ltd.	47,313	879,864
Mitsui Fudosan Co. Ltd.	35,625	863,241
New World Development Co. Ltd.	244,360	382,257
Nomura Real Estate Holdings, Inc.	4,904	105,344
Sino Land Co. Ltd.	121,598	203,916
Sumitomo Realty & Development Co. Ltd.	13,316	475,258
Sun Hung Kai Properties Ltd.	63,548	1,077,884
Swire Pacific Ltd., Class A	19,543	240,169
Swire Properties Ltd.	45,927	185,491
Swiss Prime Site AG (Registered)*	3,039	265,391
Tokyu Fudosan Holdings Corp.	24,456	134,966
UOL Group Ltd.	17,843	99,567
Vonovia SE	19,697	940,693
Wharf Holdings Ltd. (The)	47,844	126,780
Wharf Real Estate Investment Co. Ltd.	47,673	335,957
Wheelock & Co. Ltd.	32,146	230,446

		11,812,365

Total Real Estate		54,846,474

Utilities (2.2%)
Electric Utilities (1.3%)
Alliant Energy Corp.	10,944	537,132
American Electric Power Co., Inc.	22,950	2,019,830
AusNet Services	73,093	96,216
Chubu Electric Power Co., Inc.	25,703	360,340
Chugoku Electric Power Co., Inc. (The) (x)	11,124	140,114
CK Infrastructure Holdings Ltd.	26,012	212,113
CLP Holdings Ltd.	65,462	722,356
Duke Energy Corp.	33,239	2,933,009
Edison International	15,095	1,017,554
EDP – Energias de Portugal SA	102,440	389,291
Electricite de France SA	25,982	327,497
Endesa SA	12,712	326,823
Enel SpA	325,514	2,272,672
Entergy Corp.	8,370	861,524
Evergy, Inc.	12,268	737,920
Eversource Energy	14,770	1,118,975
Exelon Corp.	45,050	2,159,697
FirstEnergy Corp.	22,630	968,790
Fortum OYJ	17,775	392,819
HK Electric Investments & HK Electric Investments Ltd. (m)	106,056	108,613
Iberdrola SA	234,867	2,341,112
Kansai Electric Power Co., Inc. (The)	28,137	322,173
Kyushu Electric Power Co., Inc.	15,091	148,090
NextEra Energy, Inc.	22,240	4,556,086
Orsted A/S (m)	7,571	654,662
Pinnacle West Capital Corp.	5,190	488,327
Power Assets Holdings Ltd.	55,455	398,962
PPL Corp.	33,500	1,038,835
Red Electrica Corp. SA	17,324	360,789
Southern Co. (The)	47,905	2,648,188
SSE plc	41,084	585,399
Terna Rete Elettrica Nazionale SpA	56,311	358,575
Tohoku Electric Power Co., Inc.	17,079	172,509
Tokyo Electric Power Co. Holdings, Inc.*	61,073	318,351
Verbund AG	2,725	142,536
Xcel Energy, Inc.	23,890	1,421,216

		33,659,095

Gas Utilities (0.1%)
APA Group	47,222	358,044
Atmos Energy Corp.	5,459	576,252
Hong Kong & China Gas Co. Ltd.	398,625	883,826
Naturgy Energy Group SA	12,014	331,009
Osaka Gas Co. Ltd.	14,921	259,766
Toho Gas Co. Ltd.	2,923	107,496
Tokyo Gas Co. Ltd.	15,260	359,155

		2,875,548

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	30,830	516,711
Electric Power Development Co. Ltd.	5,848	132,782
Meridian Energy Ltd.	51,288	163,663
NRG Energy, Inc.	13,470	473,066
Uniper SE	8,055	243,913

		1,530,135

Multi-Utilities (0.7%)
AGL Energy Ltd.	26,247	368,718
Ameren Corp.	11,370	854,001
CenterPoint Energy, Inc.	23,340	668,224
Centrica plc	228,002	254,168
CMS Energy Corp.	13,125	760,069
Consolidated Edison, Inc.	14,430	1,265,222
Dominion Energy, Inc.	35,002	2,706,355
DTE Energy Co.	8,510	1,088,259
E.ON SE	88,092	956,718
Engie SA	74,884	1,135,909
Innogy SE (m)	5,558	263,544
National Grid plc	136,480	1,448,632
NiSource, Inc.	16,895	486,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	23,525	$1,383,740
RWE AG	21,890	539,390
Sempra Energy	12,770	1,755,109
Suez	15,562	224,556
Veolia Environnement SA	22,596	550,364
WEC Energy Group, Inc.	14,610	1,218,036

		17,927,590

Water Utilities (0.0%)
American Water Works Co., Inc.	8,428	977,648
Severn Trent plc	9,491	246,847
United Utilities Group plc	27,290	271,295

		1,495,790

Total Utilities		57,488,158

Total Common Stocks (64.8%) (Cost $1,252,537,373)		1,709,351,775

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.5%)
FHLB
2.500%, 2/13/24	$1,505,000	1,551,858
3.250%, 11/16/28	3,900,000	4,242,223
FHLMC
2.375%, 1/13/22	4,363,000	4,427,461
2.750%, 6/19/23 (x)	7,682,000	7,968,170
FNMA
2.875%, 10/30/20	3,861,000	3,910,401
2.875%, 9/12/23	10,515,000	10,966,729
1.875%, 9/24/26	6,945,000	6,864,069

Total U.S. Government Agency Securities		39,930,911

U.S. Treasury Obligations (29.1%)
U.S. Treasury Bonds
8.000%, 11/15/21	33,530,000	38,326,362
7.125%, 2/15/23	4,247,000	5,044,308
6.000%, 2/15/26	5,790,000	7,276,130
6.125%, 11/15/27	7,066,000	9,342,853
5.250%, 11/15/28	4,491,000	5,741,814
U.S. Treasury Notes
1.125%, 3/31/20	22,333,000	22,184,870
1.375%, 3/31/20	6,140,000	6,110,115
1.625%, 6/30/20	4,131,000	4,117,445
1.625%, 7/31/20	8,735,000	8,705,656
1.375%, 8/31/20	21,510,000	21,377,410
1.375%, 10/31/20	6,157,000	6,117,629
2.625%, 11/15/20	5,956,000	6,017,444
3.625%, 2/15/21	25,540,800	26,274,199
1.125%, 2/28/21	10,065,000	9,951,847
1.250%, 3/31/21	15,535,000	15,389,967
3.125%, 5/15/21	2,430,000	2,489,649
1.375%, 5/31/21	3,943,000	3,913,582
2.125%, 8/15/21	15,585,000	15,702,983
1.125%, 9/30/21	6,424,000	6,339,334
1.250%, 10/31/21	23,318,100	23,057,774
2.000%, 11/15/21	21,755,000	21,896,068
1.875%, 11/30/21	22,832,400	22,903,929
2.000%, 2/15/22	18,097,500	18,223,334
1.750%, 3/31/22	11,505,000	11,512,011
1.750%, 5/15/22	11,809,000	11,817,395
1.750%, 5/31/22	9,923,000	9,929,977
1.750%, 6/30/22	2,801,000	2,804,545
1.875%, 7/31/22	9,922,000	9,966,417
2.000%, 7/31/22	9,694,500	9,774,555
1.625%, 8/15/22	4,960,000	4,944,461
1.875%, 8/31/22	6,639,500	6,668,807
1.875%, 10/31/22	13,116,000	13,179,531
1.625%, 11/15/22	10,639,000	10,603,093
2.000%, 11/30/22	9,843,000	9,932,433
2.125%, 12/31/22	6,550,000	6,639,602
2.000%, 2/15/23	14,252,000	14,386,837
1.500%, 3/31/23	1,675,000	1,661,090
1.750%, 5/15/23	15,074,000	15,083,069
1.625%, 5/31/23	1,217,000	1,212,208
2.500%, 8/15/23	8,760,000	9,025,469
1.375%, 8/31/23	8,622,000	8,496,105
1.375%, 9/30/23	2,254,000	2,220,208
2.750%, 11/15/23	27,487,900	28,646,042
2.125%, 11/30/23	10,761,000	10,932,420
2.250%, 12/31/23	20,033,000	20,465,430
2.500%, 1/31/24	6,753,500	6,975,152
2.750%, 2/15/24	17,216,000	17,978,615
2.125%, 3/31/24	6,873,000	6,987,747
2.250%, 4/30/24	8,502,000	8,695,154
2.000%, 5/31/24	18,133,000	18,347,479
2.375%, 8/15/24	13,688,000	14,086,983
2.250%, 11/15/24	394,000	403,139
2.000%, 2/15/25	24,828,800	25,079,417
2.125%, 5/15/25#	15,425,000	15,685,177
2.000%, 8/15/25#	19,170,000	19,351,365
1.625%, 2/15/26	9,575,000	9,434,367
1.500%, 8/15/26	14,770,200	14,395,061
2.000%, 11/15/26	13,253,700	13,354,035
2.250%, 2/15/27	7,918,000	8,114,094
2.375%, 5/15/27	8,771,500	9,067,950
2.250%, 8/15/27	8,059,500	8,253,935
2.250%, 11/15/27	9,306,000	9,526,800
2.750%, 2/15/28	5,049,000	5,368,349
2.875%, 5/15/28	5,952,000	6,391,146
2.875%, 8/15/28	922,000	990,833
3.125%, 11/15/28	6,260,300	6,866,669
2.625%, 2/15/29	8,240,100	8,689,572
2.375%, 5/15/29	6,822,000	7,050,111

Total U.S. Treasury Obligations		767,499,557

Total Long-Term Debt Securities (30.6%) (Cost $794,221,351)		807,430,468

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Repsol SA, expiring 7/4/19*	56,150	31,145

Total Energy		31,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Rights	Value (Note 1)
Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/8/19*	10,074	$15,808

Total Industrials		15,808

Total Rights (0.0%) (Cost $47,866)		46,953

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $1,900,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $1,938,000. (xx)	$1,900,000	1,900,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $200,046, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $204,003. (xx)	200,000	200,000
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $1,000,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $6,937,135, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $7,075,878. (xx)	6,935,690	6,935,690
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $1,000,498, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $1,094,312. (xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $500,105, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $512,018. (xx)	500,000	500,000

Total Repurchase Agreements		11,535,690

Total Short-Term Investments (0.4%) (Cost $11,535,690)		11,535,690

Total Investments in Securities (95.8%) (Cost $2,058,342,280)		2,528,364,886
Other Assets Less Liabilities (4.2%)		111,147,580

Net Assets (100%)		$2,639,512,466

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $31,447,778.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $5,157,187 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $15,460,152. This was collateralized by $7,168,659 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $11,535,690 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	European Currency Unit
FDR	—	Finnish Depositary Receipt
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
SDR	—	Swedish Depositary Receipt
SEK	—	Swedish Krona
USD	—	United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.7%
Austria	0.0	#
Belgium	0.2
Chile	0.0	#
China	0.0	#
Colombia	0.0	#
Denmark	0.4
Finland	0.2
France	2.4
Germany	1.9
Hong Kong	0.8
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	5.0
Luxembourg	0.1
Macau	0.1
Mexico	0.0	#
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Russia	0.0	#
Singapore	0.3
South Africa	0.1
Spain	0.6
Sweden	0.5
Switzerland	2.1
United Arab Emirates	0.0	#
United Kingdom	3.2
United States	74.4
Cash and Other	4.2

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	697	9/2019	EUR	27,470,083	514,826
MSCI EAFE E-Mini Index	38	9/2019	USD	3,654,270	48,890
Russell 2000 E-Mini Index	1,294	9/2019	USD	101,391,370	1,795,095
S&P Midcap 400 E-Mini Index	521	9/2019	USD	101,595,000	1,753,917
U.S. Treasury 2 Year Note	262	9/2019	USD	56,377,078	24,251
U.S. Treasury 5 Year Note	218	9/2019	USD	25,758,062	96,386
U.S. Treasury 10 Year Note	742	9/2019	USD	94,952,812	1,165,631

					5,398,996

Short Contracts
FTSE 100 Index	(152)	9/2019	GBP	(14,224,557)	(155,675)
S&P 500 E-Mini Index	(2,411)	9/2019	USD	(354,923,310)	(5,515,813)
SPI 200 Index	(113)	9/2019	AUD	(13,008,407)	(111,722)
TOPIX Index	(190)	9/2019	JPY	(27,332,931)	(54,921)

					(5,838,131)

					(439,135)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	73,640,971	USD	51,459,989	BNP Paribas	9/13/2019	356,974
EUR	4,671,773	USD	5,329,482	Citibank NA	9/13/2019	14,270
NZD	23,196,000	USD	15,299,339	JPMorgan Chase Bank	9/13/2019	305,849
NZD	22,829,711	USD	15,034,729	Natwest Markets plc	9/13/2019	324,038
SEK	60,928,634	USD	6,490,325	Morgan Stanley	9/13/2019	106,037
USD	10,012,889	GBP	7,843,545	UBS AG	9/13/2019	18,411

Total unrealized appreciation						1,125,579

SEK	66,968,000	USD	7,264,704	JPMorgan Chase Bank	9/13/2019	(14,498)
USD	17,247,860	AUD	24,605,776	JPMorgan Chase Bank	9/13/2019	(65,826)
USD	2,815,975	CHF	2,825,040	Bank of America	9/13/2019	(97,583)
USD	2,490,541	CHF	2,450,745	Barclays Bank plc	9/13/2019	(36,995)
USD	36,829,051	EUR	32,686,344	Citibank NA	9/13/2019	(558,840)
USD	9,204,821	EUR	8,177,084	Goldman Sachs Bank USA	9/13/2019	(148,440)
USD	2,683,576	EUR	2,348,000	UBS AG	9/13/2019	(2,156)
USD	46,998,074	JPY	5,061,649,119	Citibank NA	9/13/2019	(207,614)
USD	12,378,872	JPY	1,355,796,790	JPMorgan Chase Bank	9/13/2019	(265,490)
USD	10,903,068	JPY	1,175,110,867	Natwest Markets plc	9/13/2019	(56,190)

Total unrealized depreciation						(1,453,632)

Net unrealized depreciation						(328,053)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$116,372,144	$30,332,313	$—		$146,704,457
Consumer Discretionary	118,146,801	62,247,929	—		180,394,730
Consumer Staples	83,584,936	64,968,137	—		148,553,073
Energy	57,703,063	31,353,424	—		89,056,487
Financials	152,183,372	103,803,096	—	(a)	255,986,468
Health Care	163,590,816	61,916,282	—		225,507,098
Industrials	109,294,739	82,062,074	5,956		191,362,769
Information Technology	250,403,829	35,405,871	—		285,809,700
Materials	32,295,882	41,346,479	—		73,642,361
Real Estate	34,640,042	20,206,432	—		54,846,474
Utilities	37,236,351	20,251,807	—		57,488,158
Forward Currency Contracts	—	1,125,579	—		1,125,579
Futures	5,398,996	—	—		5,398,996
Rights
Energy	—	31,145	—		31,145
Industrials	—	15,808	—		15,808

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Repurchase Agreements	$—	$11,535,690	$—	$11,535,690
U.S. Government Agency Securities	—	39,930,911	—	39,930,911
U.S. Treasury Obligations	—	767,499,557	—	767,499,557

Total Assets	$1,160,850,971	$1,374,032,534	$5,956	$2,534,889,461

Liabilities:
Forward Currency Contracts	$—	$(1,453,632)	$—	$(1,453,632)
Futures	(5,838,131)	—	—	(5,838,131)

Total Liabilities	$(5,838,131)	$(1,453,632)	$—	$(7,291,763)

Total	$1,155,012,840	$1,372,578,902	$5,956	$2,527,597,698

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,286,268	*
Foreign exchange contracts	Receivables	1,125,579
Equity contracts	Receivables, Net assets – Unrealized appreciation	4,112,728	*

Total		$6,524,575

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,453,632)
Equity contracts	Payables, Net assets – Unrealized depreciation	(5,838,131	)*

Total		$(7,291,763)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$5,062,927	$—	$5,062,927
Foreign exchange contracts	—	(6,617)	(6,617)
Equity contracts	(13,778,879)	—	(13,778,879)

Total	$(8,715,952)	$(6,617)	$(8,722,569)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(822,128)	$—	$(822,128)
Foreign exchange contracts	—	767,614	767,614
Equity contracts	(18,202,420)	—	(18,202,420)

Total	$(19,024,548)	$767,614	$(18,256,934)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $524,072,000 and futures contracts with an average notional balance of approximately $768,791,000 respectively, during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$356,974	$—	$—	$356,974
Citibank NA	14,270	(14,270)	—	—
JPMorgan Chase Bank	305,849	(305,849)	—	—
Morgan Stanley	106,037	—	—	106,037
Natwest Markets plc	324,038	(56,190)	—	267,848
UBS AG	18,411	(2,156)	—	16,255

Total	$1,125,579	$(378,465)	$—	$747,114

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$97,583	$—	$—	$97,583
Barclays Bank plc	36,995	—	—	36,995
Citibank NA	766,454	(14,270)	—	752,184
Goldman Sachs Bank USA	148,440	—	—	148,440
JPMorgan Chase Bank	345,814	(305,849)	—	39,965
Natwest Markets plc	56,190	(56,190)	—	—
UBS AG	2,156	(2,156)	—	—

Total	$1,453,632	$(378,465)	$—	$1,075,167

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,559,097
Long-term U.S. government debt securities	71,188,883

$98,747,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$94,743,607
Long-term U.S. government debt securities	47,902,256

$142,645,863

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$560,325,693
Aggregate gross unrealized depreciation	(110,525,347)

Net unrealized appreciation	$449,800,346

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,077,797,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $2,046,806,590)	$2,516,829,196
Repurchase Agreements (Cost $11,535,690)	11,535,690
Cash	115,043,433
Foreign cash (Cost $3,484,510)	3,508,123
Receivable for securities sold	10,173,230
Dividends, interest and other receivables	7,647,457
Unrealized appreciation on forward foreign currency contracts	1,125,579
Due from broker for futures variation margin	992,445
Receivable for Portfolio shares sold	716,585
Securities lending income receivable	12,164
Other assets	36,699

Total assets	2,667,620,601

LIABILITIES
Payable for securities purchased	11,667,961
Payable for return of collateral on securities loaned	11,535,690
Investment management fees payable	1,524,790
Unrealized depreciation on forward foreign currency contracts	1,453,632
Payable for Portfolio shares redeemed	1,054,726
Distribution fees payable – Class IB	534,295
Administrative fees payable	260,833
Accrued expenses	76,208

Total liabilities	28,108,135

NET ASSETS	$2,639,512,466

Net assets were comprised of:
Paid in capital	$2,220,576,345
Total distributable earnings (loss)	418,936,121

Net assets	$2,639,512,466

Class IB
Net asset value, offering and redemption price per share, $2,639,512,466 / 199,256,589 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.25

(x)	Includes value of securities on loan of $15,460,152.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,179,979 foreign withholding tax)	$23,781,587
Interest	8,767,394
Securities lending (net)	108,459

Total income	32,657,440

EXPENSES
Investment management fees	9,074,170
Distribution fees – Class IB	3,177,133
Administrative fees	1,571,316
Printing and mailing expenses	94,810
Custodian fees	75,207
Professional fees	57,194
Trustees’ fees	38,380
Miscellaneous	33,174

Total expenses	14,121,384

NET INVESTMENT INCOME (LOSS)	18,536,056

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	6,625,687
Futures contracts	(8,715,952)
Forward foreign currency contracts	(6,617)
Foreign currency transactions	(24,084)

Net realized gain (loss)	(2,120,966)

Change in unrealized appreciation (depreciation) on:
Investments in securities	246,244,507
Futures contracts	(19,024,548)
Forward foreign currency contracts	767,614
Foreign currency translations	58,022

Net change in unrealized appreciation (depreciation)	228,045,595

NET REALIZED AND UNREALIZED GAIN (LOSS)	225,924,629

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$244,460,685

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,536,056	$27,295,417
Net realized gain (loss)	(2,120,966)	(6,168,038)
Net change in unrealized appreciation (depreciation)	228,045,595	(176,269,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	244,460,685	(155,142,489)

Distributions to shareholders:
Class IB	—	(55,421,663)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 15,330,032 and 11,764,491 shares, respectively ]	193,810,355	152,498,188
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,493,758 shares, respectively ]	—	55,421,663
Capital shares repurchased [ (13,194,476) and (33,450,182) shares, respectively ]	(166,255,931)	(424,023,374)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	27,554,424	(216,103,523)

TOTAL INCREASE (DECREASE) IN NET ASSETS	272,015,109	(426,667,675)
NET ASSETS:
Beginning of period	2,367,497,357	2,794,165,032

End of period	$2,639,512,466	$2,367,497,357

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015	2014
Net asset value, beginning of period	$12.01		$13.04		$11.86		$11.64		$11.88	$11.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.13		0.11		0.07		0.05	0.04
Net realized and unrealized gain (loss)	1.15		(0.89)		1.41		0.37		(0.11)	0.51

Total from investment operations	1.24		(0.76)		1.52		0.44		(0.06)	0.55

Less distributions:
Dividends from net investment income	—		(0.15)		(0.15)		(0.05)		(0.09)	(0.10)
Distributions from net realized gains	—		(0.12)		(0.19)		(0.17)		(0.09)	(0.10)

Total dividends and distributions	—		(0.27)		(0.34)		(0.22)		(0.18)	(0.20)

Net asset value, end of period	$13.25		$12.01		$13.04		$11.86		$11.64	$11.88

Total return (b)	10.32%		(5.84)%		12.91%		3.74%		(0.55)%	4.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,639,512		$2,367,497		$2,794,165		$2,524,981		$2,440,718	$2,043,744
Ratio of expenses to average net assets:
After waivers (a)(f)	1.11	%(j)	1.11	%(k)	1.11	%(m)	1.12	%(k)	1.11%	1.15%
Before waivers (a)(f)	1.11%		1.11%		1.11%		1.12%		1.12%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.46%		1.00%		0.84%		0.57%		0.46%	0.38%
Before waivers (a)(f)	1.46%		1.00%		0.84%		0.56%		0.44%	0.38%
Portfolio turnover rate (z)^	4%		12%		9%		34%		39%	25%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
U.S. Treasury Obligations	47.2%
U.S. Government Agency Securities	30.2
Financials	5.8
Collateralized Mortgage Obligations	4.8
Commercial Mortgage-Backed Securities	3.2
Asset-Backed Securities	3.1
Foreign Government Securities	2.0
Health Care	1.1
Information Technology	0.5
Consumer Staples	0.3
Real Estate	0.3
Repurchase Agreements	0.2
Communication Services	0.2
Utilities	0.1
Municipal Bonds	0.0	#
Supranational	0.0	#
Materials	0.0	#
Industrials	0.0	#
Energy	0.0	#
Cash and Other	1.0

	100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,016.33	$4.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class K
Actual	1,000.00	1,017.24	2.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.80% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.1%)
CLUB Credit Trust, Series 2017-P2 A 2.610%, 1/15/24§	$588,448	$587,454
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1 A 3.390%, 7/15/25§	654,792	657,231
Delta Air Lines Pass-Through Trust,
Series 2009-1 A 7.750%, 12/17/19	18,086	18,441
Exeter Automobile Receivables Trust,
Series 2018-2A A 2.790%, 7/15/21§	500,770	500,866
Flagship Credit Auto Trust,
Series 2017-2 A 1.850%, 7/15/21§	317,737	317,365
Series 2017-3 A 1.880%, 10/15/21§	559,983	559,034
Series 2017-4 A 2.070%, 4/15/22§	363,203	362,487
Ford Credit Floorplan Master Owner Trust A,
Series 2017-2 A1 2.160%, 9/15/22	2,073,000	2,069,684
Hertz Vehicle Financing II LP, 2.730%, 3/25/21§	4,695,000	4,703,089
Series 2015-3A A 2.670%, 9/25/21§	4,605,000	4,611,807
Series 2017-1A A 2.960%, 10/25/21§	2,180,000	2,191,253
Series 2019-1A A 3.710%, 3/25/23§	2,875,000	2,952,342
Marlette Funding Trust,
Series 2018-1A A 2.610%, 3/15/28§	824,442	823,924
Series 2018-3A A 3.200%, 9/15/28§	1,648,937	1,654,536
Series 2018-4A A 3.710%, 12/15/28§	1,523,210	1,539,464
SoFi Consumer Loan Program LLC,
Series 2016-2 A 3.090%, 10/27/25§	299,317	300,071
Series 2017-2 A 3.280%, 2/25/26§	689,213	695,011
Series 2017-5 A2 2.780%, 9/25/26§	2,590,000	2,595,989
SoFi Consumer Loan Program Trust,
Series 2018-1 A1 2.550%, 2/25/27§	713,330	712,427
Series 2018-3 A2 3.670%, 8/25/27§	2,265,000	2,298,562
Series 2019-1 A 3.240%, 2/25/28§	2,324,506	2,347,850
Series 2019-3 A 2.900%, 5/25/28§	3,000,000	3,015,046
Westlake Automobile Receivables Trust,
Series 2019-1A A1 2.768%, 2/18/20§	1,539,365	1,539,827
World Financial Network Credit Card Master Trust,
Series 2017-C A 2.310%, 8/15/24	2,325,000	2,327,884
Series 2018-A A 3.070%, 12/16/24	4,400,000	4,447,153
Series 2018-B M 3.810%, 7/15/25	2,180,000	2,237,734
Series 2019-B M 3.040%, 4/15/26	2,700,000	2,699,940

Total Asset-Backed Securities		48,766,471

Collateralized Mortgage Obligations (4.8%)
FHLMC,
Series 3017 CF 2.694%, 8/15/25 (l)	16,970	16,947
Series 3305 FT 2.794%, 7/15/34 (l)	103,871	103,868
Series 3349 FE 2.884%, 7/15/37 (l)	1,857,457	1,862,073
Series 3807 FM 2.894%, 2/15/41 (l)	62,977	63,147
Series 3927 FH 2.844%, 9/15/41 (l)	85,635	85,829
Series 4029 LD 1.750%, 1/15/27	4,340,367	4,287,329
Series 4087 FB 2.864%, 7/15/42 (l)	1,819,171	1,823,444
Series 4286 VF 2.844%, 12/15/43 (l)	1,712,874	1,711,714
Series 4350 KF 2.836%, 1/15/39 (l)	887,416	875,188
Series 4457 BA 3.000%, 7/15/39	6,446,068	6,612,706
Series 4459 CA 5.000%, 12/15/34	1,604,175	1,713,067
Series 4459 DA 5.500%, 10/15/35	18,543	18,590
Series 4483 A 3.000%, 12/15/29	3,313,679	3,346,505
Series 4486 JN 2.000%, 11/15/24	6,118,623	6,055,553
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN1 M3 6.554%, 1/25/25 (l)	1,914,178	2,010,468
Series 2015-DNA3 M2 5.254%, 4/25/28 (l)	414,039	421,816
Series 2015-HQ2 M2 4.354%, 5/25/25 (l)	2,052,923	2,072,839
Series 2015-HQA1 M2 5.054%, 3/25/28 (l)	1,034,021	1,042,635
Series 2016-HQA2 M2 4.654%, 11/25/28 (l)	1,398,432	1,412,080
Series 2017-DNA1 M1 3.604%, 7/25/29 (l)	489,976	491,890
Series 2017-DNA2 M1 3.604%, 10/25/29 (l)	1,527,443	1,536,292
FNMA,
Series 2006-42 CF 2.854%, 6/25/36 (l)	97,736	97,897
Series 2007-109 GF 3.084%, 12/25/37 (l)	142,439	144,797
Series 2010-39 FT 3.354%, 10/25/35 (l)	3,626,792	3,680,990

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2011-53 FT 2.984%, 6/25/41 (l)	$319,651	$321,374
Series 2011-86 KF 2.954%, 9/25/41 (l)	289,158	290,645
Series 2011-86 NF 2.954%, 9/25/41 (l)	149,340	150,167
Series 2012-65 FA 2.854%, 6/25/42 (l)	89,208	89,381
Series 2013-121 FA 2.804%, 12/25/43 (l)	1,119,157	1,119,112
Series 2014-49 AF 2.806%, 8/25/44 (l)	3,862,444	3,852,816
Series 2014-54 LA 3.000%, 2/25/44	1,723,338	1,762,399
Series 2014-C01 M1 4.004%, 1/25/24 (l)	43,733	43,785
Series 2014-C04 1M2 7.304%, 11/25/24 (l)	2,389,338	2,635,077
Series 2014-C04 2M2 7.404%, 11/25/24 (l)	1,831,365	2,004,843
Series 2015-72 PC 3.000%, 10/25/43	3,938,106	3,955,173
Series 2016-C02 1M2 8.404%, 9/25/28 (l)	1,872,958	2,069,977
Series 2016-C03 1M1 4.404%, 10/25/28 (l)	1,033,469	1,040,654
Series 2016-C04 1M1 3.854%, 1/25/29 (l)	333,953	334,942
Series 2016-C06 1M1 3.704%, 4/25/29 (l)	1,789,661	1,795,995
Series 2017-C01 1M1 3.704%, 7/25/29 (l)	865,578	868,543
Series 2017-C02 2M1 3.554%, 9/25/29 (l)	1,008,462	1,011,408
NCUA Guaranteed Notes Trust,
Series 2010-R3 1A 2.979%, 12/8/20 (l)	4,285,492	4,295,034
Series 2010-R3 2A 2.979%, 12/8/20 (l)	467,416	468,971
PMT Credit Risk Transfer Trust,
Series 2019-1R A 4.429%, 3/27/24 (b)(l)§	1,030,170	1,031,079
Series 2019-2R A 5.162%, 5/27/23 (l)§	1,842,625	1,845,649
Radnor RE Ltd., Series 2019-2 M1B 4.133%, 6/25/29 (l)§	1,957,825	1,957,825

Total Collateralized Mortgage Obligations		74,432,513

Commercial Mortgage-Backed Securities (3.2%)
Ashford Hospitality Trust,
Series 2018-KEYS A 3.394%, 5/15/35 (l)§	3,000,000	3,001,898
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF 3.394%, 11/15/33 (l)§	3,005,000	3,002,689
BHMS Mortgage Trust, Series 2018-ATLS A 3.644%, 7/15/35 (l)§	2,845,000	2,845,944
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A 3.369%, 3/13/35§	2,000,000	2,086,862
Citigroup Commercial Mortgage Trust,
Series 2012-GC8 AS 3.683%, 9/10/45§	1,910,000	1,974,799
Series 2013-GC11 B 3.732%, 4/10/46 (l)	2,000,000	2,055,124
DBWF Mortgage Trust, Series 2018-GLKS A 3.420%, 11/19/35 (l)§	2,537,354	2,542,757
Great Wolf Trust, Series 2017-WOLF A 3.244%, 9/15/34 (l)§	2,267,000	2,267,024
GS Mortgage Securities Corp. Trust,
Series 2019-BOCA A 3.650%, 6/15/38 (l)§	3,195,119	3,197,211
GS Mortgage Securities Trust,
Series 2010-C2 D 5.353%, 12/10/43 (l)§	1,700,000	1,755,393
Series 2012-GCJ7 AS 4.085%, 5/10/45	3,230,000	3,360,774
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8 C 4.757%, 10/15/45 (l)§	3,752,000	3,888,765
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D 5.000%, 7/15/56	1,550,000	1,450,214
Series 2011-C1 D 5.554%, 9/15/47 (l)§	1,840,000	1,905,652
Series 2011-C3 C 5.282%, 7/15/49 (l)§	1,700,000	1,763,169
Series 2015-XLF2 SNMA 4.344%, 11/15/26 (b)(l)§	1,155,083	1,154,068
Starwood Retail Property Trust,
Series 2014-STAR A 3.614%, 11/15/27 (l)§	4,600,576	4,585,278
WFRBS Commercial Mortgage Trust,
Series 2011-C2 C 5.392%, 2/15/44 (l)§	1,985,000	2,040,239
Series 2011-C3 C 5.335%, 3/15/44 (l)§	1,700,000	1,748,483
Series 2013-C14 C 4.110%, 6/15/46 (l)	2,247,689	2,284,231
Series 2014-C24 A2 2.863%, 11/15/47	1,389,312	1,388,431

Total Commercial Mortgage-Backed Securities		50,299,005

Corporate Bonds (8.3%)
Communication Services (0.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc. 4.125%, 2/17/26	2,943,000	3,133,521

Total Communication Services		3,133,521

Consumer Staples (0.3%)
Beverages (0.1%)
Molson Coors Brewing Co. 2.250%, 3/15/20	1,520,000	1,515,889

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Food & Staples Retailing (0.2%)
Kroger Co. (The) 6.150%, 1/15/20	$3,510,000	$3,576,388

Total Consumer Staples		5,092,277

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Nexen, Inc. 6.200%, 7/30/19	25,000	25,104

Total Energy		25,104

Financials (5.8%)
Banks (3.7%)
Banco Santander SA 3.500%, 4/11/22	2,600,000	2,667,042
Bank of Nova Scotia (The) 2.500%, 1/8/21	3,055,000	3,065,913
BB&T Corp. 2.625%, 6/29/20	1,284,000	1,287,519
BNP Paribas SA 2.375%, 5/21/20	1,468,000	1,469,775
Citigroup, Inc. (ICE LIBOR USD 3 Month + 0.72%), 3.142%, 1/24/23 (k)	4,500,000	4,575,880
Credit Agricole SA 2.750%, 6/10/20§	2,219,000	2,227,834
Huntington National Bank (The) 2.375%, 3/10/20	4,715,000	4,714,813
KeyBank NA 2.500%, 11/22/21	4,000,000	4,023,488
Lloyds Banking Group plc 4.050%, 8/16/23	1,505,000	1,569,480
4.450%, 5/8/25	1,700,000	1,805,400
Manufacturers & Traders Trust Co.
2.625%, 1/25/21	2,500,000	2,518,720
Mitsubishi UFJ Financial Group, Inc.
3.218%, 3/7/22	2,500,000	2,548,224
MUFG Bank Ltd. 2.300%, 3/5/20§	2,600,000	2,597,023
NatWest Markets plc 3.625%, 9/29/22§	4,775,000	4,876,627
PNC Bank NA (ICE LIBOR USD 3 Month + 0.25%), 2.842%, 1/22/21 (k)(x)	5,200,000	5,198,913
US Bank NA 2.650%, 5/23/22	4,000,000	4,054,496
Wells Fargo & Co. 3.069%, 1/24/23	3,081,000	3,128,844
Westpac Banking Corp. 2.650%, 1/25/21	5,197,000	5,227,990

		57,557,981

Capital Markets (0.7%)
Goldman Sachs Group, Inc. (The)
3.850%, 7/8/24	2,200,000	2,306,785
ING Bank NV 5.800%, 9/25/23§	2,625,000	2,901,763
UBS AG 2.200%, 6/8/20§	5,479,000	5,472,036

		10,680,584

Consumer Finance (0.6%)
Caterpillar Financial Services Corp.
2.100%, 1/10/20 (x)	3,900,000	3,895,512
General Motors Financial Co., Inc.
3.150%, 1/15/20	3,800,000	3,805,304
John Deere Capital Corp. 3.200%, 1/10/22	1,989,000	2,038,389

		9,739,205

Insurance (0.6%)
Metropolitan Life Global Funding I
2.500%, 12/3/20§	5,000,000	5,012,593
2.400%, 6/17/22§	3,350,000	3,364,394
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	31,451

		8,408,438

Thrifts & Mortgage Finance (0.2%)
BPCE SA 2.750%, 1/11/23§	3,034,000	3,056,723

Total Financials		89,442,931

Health Care (1.1%)
Biotechnology (0.5%)
Biogen, Inc. 4.050%, 9/15/25	3,541,000	3,794,592
Gilead Sciences, Inc. 2.550%, 9/1/20	3,645,000	3,653,558

		7,448,150

Pharmaceuticals (0.6%)
GlaxoSmithKline Capital plc 2.875%, 6/1/22	4,700,000	4,783,534
Merck & Co., Inc. 2.900%, 3/7/24	4,000,000	4,131,287

		8,914,821

Total Health Care		16,362,971

Industrials (0.0%)
Aerospace & Defense (0.0%)
Goodrich Corp. 4.875%, 3/1/20	31,000	31,482

Total Industrials		31,482

Information Technology (0.5%)
IT Services (0.3%)
International Business Machines Corp.
2.850%, 5/13/22	4,000,000	4,067,853

Technology Hardware, Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co. 2.100%, 10/4/19§	3,696,000	3,689,758

Total Information Technology		7,757,611

Materials (0.0%)
Containers & Packaging (0.0%)
Avery Dennison Corp. 5.375%, 4/15/20	31,000	31,614

Total Materials		31,614

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (0.3%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
WP Carey, Inc. (REIT) 4.600%, 4/1/24	$4,100,000	$4,348,871

Total Real Estate		4,348,871

Utilities (0.1%)
Electric Utilities (0.0%)
Duke Energy Florida LLC 4.550%, 4/1/20	15,000	15,247

Independent Power and Renewable Electricity Producers (0.1%)
Exelon Generation Co. LLC 2.950%, 1/15/20	2,199,000	2,201,636

Total Utilities		2,216,883

Total Corporate Bonds		128,443,265

Foreign Government Securities (2.0%)
Iraq Government AID Bond 2.149%, 1/18/22	10,289,000	10,341,864
Kingdom of Jordan 2.578%, 6/30/22	5,000,000	5,082,000
Republic of Panama 5.200%, 1/30/20	462,000	470,229
Ukraine Government AID Bonds 1.471%, 9/29/21	14,700,000	14,522,130

Total Foreign Government Securities		30,416,223

Municipal Bonds (0.0%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	18,000	22,266
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491%, 11/1/39	6,000	7,917
City & County of Denver, General Obligation Bonds, Series 2010B 5.650%, 8/1/30	6,000	6,235
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E 6.000%, 11/1/40	8,000	10,557
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.845%, 1/1/38	8,000	8,172
6.395%, 1/1/40	6,000	8,488
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	6,000	8,518
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	8,000	11,218
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	7,000	8,950
City of New York, General Obligation Bonds, Series 2009-A1 5.206%, 10/1/31	6,000	7,152
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E 5.456%, 12/1/39	7,000	8,932
County of Clark Airport System, Revenue Bonds, Series 2009B 6.881%, 7/1/42	6,000	6,000
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.600%, 8/1/42	31,000	46,319
6.750%, 8/1/49	6,000	9,498
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY 5.755%, 7/1/29	6,000	7,313
5.750%, 7/1/34	7,000	8,936
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	6,000	8,511
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B 6.138%, 5/1/49	6,000	8,518
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	37,000	44,453
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B 5.192%, 8/1/40	45,000	51,808
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A 6.668%, 11/15/39	8,000	11,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1 6.548%, 11/15/31	$6,000	$7,805
6.648%, 11/15/39	6,000	8,238
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D 7.462%, 10/1/46	9,000	14,265
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B 6.561%, 12/15/40	31,000	41,902
North Texas Tollway Authority System, Revenue Bonds, Series 2009B 6.718%, 1/1/49	8,000	12,410
Ohio State University, Revenue Bonds, Series 2010C 4.910%, 6/1/40	6,000	7,450
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B 5.511%, 12/1/45	9,000	11,861
5.561%, 12/1/49	7,000	9,450
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.793%, 4/1/30	6,000	7,416
6.918%, 4/1/40	6,000	8,649
7.043%, 4/1/50	6,000	9,685
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2 6.263%, 4/1/49	7,000	10,495
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.350%, 11/1/39	6,000	9,072
State of Georgia, General Obligation Bonds, Series 2009H 4.503%, 11/1/25	6,000	6,420
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D 5.500%, 3/15/30	6,000	7,134
5.600%, 3/15/40	6,000	7,681
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	8,000	9,713
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D 5.481%, 8/1/39	6,000	7,675
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F 5.090%, 8/1/33	6,000	7,185
5.140%, 8/1/40	6,000	7,547

Total Municipal Bonds		522,988

Supranational (0.0%)
Inter-American Development Bank
3.875%, 2/14/20	307,000	309,964

Total Supranational		309,964

U.S. Government Agency Securities (30.2%)
FFCB
2.550%, 3/11/21	65,000,000	65,800,644
2.230%, 4/5/21	6,000,000	6,042,481
FHLB
2.125%, 2/11/20	22,125,000	22,121,657
2.375%, 3/30/20	9,000,000	9,021,252
2.625%, 5/28/20	35,550,000	35,755,251
2.625%, 10/1/20	48,010,000	48,463,397
3.000%, 10/12/21	35,635,000	36,599,365
2.875%, 12/10/21	25,000,000	25,632,035
5.500%, 7/15/36	12,000	16,629
FHLMC
2.750%, 6/19/23 (x)	2,717,000	2,818,214
FNMA
1.000%, 10/24/19	31,048,000	30,924,876
1.500%, 7/30/20	29,270,000	29,177,612
2.875%, 10/30/20	39,000,000	39,498,997
2.500%, 4/13/21	54,814,000	55,494,368
2.750%, 6/22/21	54,575,000	55,592,889
2.500%, 2/5/24	5,000,000	5,152,220

Total U.S. Government Agency Securities		468,111,887

U.S. Treasury Obligations (37.0%)
U.S. Treasury Inflation Linked Notes
1.250%, 7/15/20 TIPS	31,702,508	31,898,914
0.125%, 4/15/21 TIPS	49,377,543	48,913,088
0.625%, 7/15/21 TIPS	17,529,012	17,634,459
0.125%, 7/15/22 TIPS	46,253,419	46,099,123
U.S. Treasury Notes
3.375%, 11/15/19	85,804,600	86,189,382
2.250%, 2/29/20	47,900,000	47,962,682
1.625%, 3/15/20	34,883,000	34,781,483
2.250%, 3/31/20	31,554,000	31,606,014
1.375%, 8/31/20	10,214,000	10,151,040
2.625%, 8/31/20	21,479,000	21,655,531
1.375%, 9/30/20	32,698,000	32,490,829
1.625%, 10/15/20	19,575,400	19,513,769
1.750%, 10/31/20	26,354,000	26,309,836
2.625%, 11/15/20	25,151,000	25,410,468
2.000%, 11/30/20	7,594,000	7,610,375
1.625%, 6/30/21	15,840,000	15,804,113

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
1.125%, 9/30/21	$7,223,000	$7,127,803
2.875%, 10/15/21	19,524,200	20,020,847
2.875%, 11/15/21	33,639,000	34,524,389
2.375%, 8/15/24	8,974,600	9,236,195

Total U.S. Treasury Obligations		574,940,340

Total Long-Term Debt Securities (88.6%) (Cost $1,364,077,616)		1,376,242,656

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $600,130, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $612,000. (xx)	600,000	600,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $74,384, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $75,855. (xx)	74,367	74,367
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $2,412,374, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $2,460,622. (xx)	2,411,872	2,411,872
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $200,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $204,807. (xx)	200,000	200,000

Total Repurchase Agreements		3,286,239

U.S. Treasury Obligations (10.2%)
U.S. Treasury Bills
1.96%, 7/16/19 (p)	31,415,000	31,387,638
1.87%, 7/25/19 (p)	31,100,000	31,059,573
2.06%, 7/30/19 (p)	23,525,000	23,484,770
2.05%, 8/20/19 (p)	71,600,000	71,392,646

Total U.S. Treasury Obligations		157,324,627

Total Short-Term Investments (10.4%) (Cost $160,591,667)		160,610,866

Total Investments in Securities (99.0%) (Cost $1,524,669,283)		1,536,853,522
Other Assets Less Liabilities (1.0%)		15,903,820

Net Assets (100%)		$1,552,757,342

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $112,759,170 or 7.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2019, the market value of these securities amounted to $2,185,147 or 0.1% of net assets.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $3,216,279. This was collateralized by cash of $3,286,239 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
NCUA	—	National Credit Union Administration
TIPS	—	Treasury Inflation Protected Security
USD	—	United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	26	9/2019	USD	3,591,250	16,012

					16,012

Short Contracts
U.S. Treasury 2 Year Note	(464)	9/2019	USD	(99,843,375)	(772,981)
U.S. Treasury 5 Year Note	(647)	9/2019	USD	(76,447,094)	(867,771)
U.S. Treasury 10 Year Note	(78)	9/2019	USD	(9,981,562)	(250,745)
U.S. Treasury Long Bond	(8)	9/2019	USD	(1,244,750)	(38,324)

					(1,929,821)

					(1,913,809)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$48,766,471	$—	$48,766,471
Collateralized Mortgage Obligations	—	74,432,513	—	74,432,513
Commercial Mortgage-Backed Securities	—	50,299,005	—	50,299,005
Corporate Bonds
Communication Services	—	3,133,521	—	3,133,521
Consumer Staples	—	5,092,277	—	5,092,277
Energy	—	25,104	—	25,104
Financials	—	89,442,931	—	89,442,931
Health Care	—	16,362,971	—	16,362,971
Industrials	—	31,482	—	31,482
Information Technology	—	7,757,611	—	7,757,611
Materials	—	31,614	—	31,614
Real Estate	—	4,348,871	—	4,348,871
Utilities	—	2,216,883	—	2,216,883
Foreign Government Securities	—	30,416,223	—	30,416,223
Futures	16,012	—	—	16,012
Municipal Bonds	—	522,988	—	522,988
Short-Term Investments
Repurchase Agreements	—	3,286,239	—	3,286,239
U.S. Treasury Obligations	—	157,324,627	—	157,324,627
Supranational	—	309,964	—	309,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
U.S. Government Agency Securities	$—	$468,111,887	$—	$468,111,887
U.S. Treasury Obligations	—	574,940,340	—	574,940,340

Total Assets	$16,012	$1,536,853,522	$—	$1,536,869,534

Liabilities:
Futures	$(1,929,821)	$—	$—	$(1,929,821)

Total Liabilities	$(1,929,821)	$—	$—	$(1,929,821)

Total	$(1,913,809)	$1,536,853,522	$—	$1,534,939,713

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$16,012	*

Total		$16,012

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(1,929,821	)*

Total		$(1,929,821)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(4,389,563)	$(4,389,563)

Total	$(4,389,563)	$(4,389,563)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(370,204)	$(370,204)

Total	$(370,204)	$(370,204)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $229,655,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$229,369,707
Long-term U.S. government debt securities	234,462,257

$463,831,964

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$102,518,096
Long-term U.S. government debt securities	256,453,744

$358,971,840

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,700,356
Aggregate gross unrealized depreciation	(1,886,321)

Net unrealized appreciation	$11,814,035

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,523,125,678

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,521,383,044)	$1,533,567,283
Repurchase Agreements (Cost $3,286,239)	3,286,239
Cash	15,805,919
Cash held as collateral at broker for futures	784,586
Receivable for securities sold	14,831,237
Dividends, interest and other receivables	6,187,305
Receivable for Portfolio shares sold	356,466
Due from broker for futures variation margin	132,063
Securities lending income receivable	753
Other assets	16,610

Total assets	1,574,968,461

LIABILITIES
Payable for securities purchased	17,614,297
Payable for return of collateral on securities loaned	3,286,239
Investment management fees payable	552,681
Payable for Portfolio shares redeemed	448,432
Administrative fees payable	121,661
Distribution fees payable – Class IB	102,929
Trustees’ fees payable	1,071
Accrued expenses	83,809

Total liabilities	22,211,119

NET ASSETS	$1,552,757,342

Net assets were comprised of:
Paid in capital	$1,540,876,472
Total distributable earnings (loss)	11,880,870

Net assets	$1,552,757,342

Class IB
Net asset value, offering and redemption price per share, $500,083,905 / 50,188,353 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.96

Class K
Net asset value, offering and redemption price per share, $1,052,673,437 / 104,952,548 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.03

(x)	Includes value of securities on loan of $3,216,279.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$19,750,589
Dividends	23,690
Securities lending (net)	1,502

Total income	19,775,781

EXPENSES
Investment management fees	3,286,155
Administrative fees	715,726
Distribution fees – Class IB	624,250
Printing and mailing expenses	59,018
Professional fees	47,036
Trustees’ fees	22,165
Custodian fees	20,203
Miscellaneous	18,686

Gross expenses	4,793,239
Less: Waiver from investment manager	(56,558)

Net expenses	4,736,681

NET INVESTMENT INCOME (LOSS)	15,039,100

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,054,250
Futures contracts	(4,389,563)

Net realized gain (loss)	(3,335,313)

Change in unrealized appreciation (depreciation) on:
Investments in securities	14,591,444
Futures contracts	(370,204)

Net change in unrealized appreciation (depreciation)	14,221,240

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,885,927

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,925,027

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,039,100	$20,221,013
Net realized gain (loss)	(3,335,313)	(439,229)
Net change in unrealized appreciation (depreciation)	14,221,240	(1,335,889)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,925,027	18,445,895

Distributions to shareholders:
Class IB	—	(6,711,860)
Class K	—	(14,146,225)

Total distributions to shareholders	—	(20,858,085)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,968,581 and 7,027,915 shares, respectively ]	29,324,675	69,253,237
Capital shares issued in reinvestment of dividends [ 0 and 686,369 shares, respectively ]	—	6,711,860
Capital shares repurchased [ (5,375,434) and (9,487,355) shares, respectively ]	(53,031,520)	(93,454,605)

Total Class IB transactions	(23,706,845)	(17,489,508)

Class K
Capital shares sold [ 20,096,728 and 6,448,562 shares, respectively ]	199,029,582	64,031,501
Capital shares issued in reinvestment of dividends [ 0 and 1,439,086 shares, respectively ]	—	14,146,225
Capital shares repurchased [ (5,198,765) and (14,633,659) shares, respectively ]	(51,669,540)	(144,950,825)

Total Class K transactions	147,360,042	(66,773,099)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	123,653,197	(84,262,607)

TOTAL INCREASE (DECREASE) IN NET ASSETS	149,578,224	(86,674,797)
NET ASSETS:
Beginning of period	1,403,179,118	1,489,853,915

End of period	$1,552,757,342	$1,403,179,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.80	$9.82	$9.85	$9.84	$9.89	$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.12	0.04	(0.01)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	0.07	(0.01)	(0.02)	0.03	(0.02)	(0.01)

Total from investment operations	0.16	0.11	0.02	0.02	(0.05)	(0.05)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.05)	(0.01)	—	—

Net asset value, end of period	$9.96	$9.80	$9.82	$9.85	$9.84	$9.89

Total return (b)	1.63%	1.12%	0.19%	0.20%	(0.51)%	(0.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$500,084	$515,609	$534,027	$592,703	$662,903	$743,593
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%	0.81%	0.82%	0.82%	0.82%	0.82%
Before waivers (a)(f)	0.81%	0.81%	0.82%	0.82%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.83%	1.24%	0.38%	(0.05)%	(0.30)%	(0.40)%
Before waivers (a)(f)	1.82%	1.24%	0.38%	(0.05)%	(0.30)%	(0.40)%
Portfolio turnover rate (z)^	29%	48%	47%	63%	53%	78%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.86	$9.87	$9.90	$9.90	$9.92	$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.15	0.06	0.02	— #	(0.02)
Net realized and unrealized gain (loss)	0.07	(0.01)	(0.02)	0.01	(0.02)	— #

Total from investment operations	0.17	0.14	0.04	0.03	(0.02)	(0.02)

Less distributions:
Dividends from net investment income	—	(0.15)	(0.07)	(0.03)	—	—

Net asset value, end of period	$10.03	$9.86	$9.87	$9.90	$9.90	$9.92

Total return (b)	1.72%	1.47%	0.44%	0.35%	(0.20)%	(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,052,673	$887,570	$955,827	$974,617	$977,667	$914,906
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55%	0.56%	0.57%	0.57%	0.57%	0.57%
Before waivers (a)(f)	0.56%	0.56%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.10%	1.49%	0.63%	0.20%	(0.04)%	(0.15)%
Before waivers (a)(f)	2.10%	1.49%	0.63%	0.20%	(0.04)%	(0.15)%
Portfolio turnover rate (z)^	29%	48%	47%	63%	53%	78%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	20.6%
Health Care	19.6
Industrials	18.1
Consumer Discretionary	15.3
Financials	11.2
Real Estate	3.7
Energy	2.8
Materials	2.5
Repurchase Agreements	1.9
Utilities	1.8
Consumer Staples	1.6
Communication Services	1.5
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,225.77	$5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.20	4.64
Class IB
Actual	1,000.00	1,225.40	5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.20	4.64
Class K
Actual	1,000.00	1,226.90	3.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.44	3.39

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.93%, 0.93% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	5,700	$329,061
Bandwidth, Inc., Class A*	7,500	562,650
Cincinnati Bell, Inc.*	14,352	71,042
Cogent Communications Holdings, Inc.	19,200	1,139,712
Consolidated Communications Holdings, Inc. (x)	56,022	276,189
Frontier Communications Corp. (x)*	39,233	68,658
IDT Corp., Class B*	1,100	10,417
Intelsat SA (x)*	40,300	783,835
Iridium Communications, Inc.*	45,300	1,053,678
Ooma, Inc.*	5,000	52,400
ORBCOMM, Inc. (x)*	33,000	239,250
Pareteum Corp.*	65,500	170,955
pdvWireless, Inc.*	3,200	150,400
Vonage Holdings Corp.*	104,300	1,181,719

		6,089,966

Entertainment (0.1%)
AMC Entertainment Holdings, Inc., Class A (x)	26,562	247,823
Eros International plc*	38,300	51,705
Glu Mobile, Inc.*	51,800	371,924
IMAX Corp.*	33,100	668,620
Liberty Media Corp.-Liberty Braves, Class A*	3,400	94,520
Liberty Media Corp.-Liberty Braves, Class C*	16,500	461,505
LiveXLive Media, Inc. (x)*	3,000	12,450
Marcus Corp. (The)	13,200	435,072
Reading International, Inc., Class A*	2,500	32,450
Rosetta Stone, Inc.*	6,700	153,296

		2,529,365

Interactive Media & Services (0.5%)
Care.com, Inc.*	7,500	82,350
Cargurus, Inc.*	34,400	1,242,184
Cars.com, Inc.*	35,000	690,200
DHI Group, Inc.*	3,700	13,209
Eventbrite, Inc., Class A*	17,000	275,400
EverQuote, Inc., Class A*	1,400	18,200
Liberty TripAdvisor Holdings, Inc., Class A*	41,000	508,400
Meet Group, Inc. (The)*	38,200	132,936
Pinterest, Inc., Class A (x)*	204,010	5,553,152
QuinStreet, Inc.*	20,300	321,755
Travelzoo*	3,300	50,952
TrueCar, Inc.*	58,400	318,864
Yelp, Inc.*	37,800	1,292,004

		10,499,606

Media (0.5%)
Boston Omaha Corp., Class A (x)*	1,900	43,985
Cardlytics, Inc. (x)*	7,100	184,458
cbdMD, Inc.*	2,200	12,980
Central European Media Enterprises Ltd., Class A (x)*	16,500	71,940
Clear Channel Outdoor Holdings, Inc.*	9,300	43,896
comScore, Inc.*	4,800	24,768
Cumulus Media, Inc., Class A*	800	14,840
Daily Journal Corp. (x)*	300	71,400
Emerald Expositions Events, Inc.	9,600	107,040
Entercom Communications Corp., Class A (x)	59,600	345,680
Entravision Communications Corp., Class A	12,900	40,248
EW Scripps Co. (The), Class A	21,965	335,845
Fluent, Inc.*	18,100	97,378
Gannett Co., Inc.	61,400	501,024
Gray Television, Inc.*	55,500	909,645
Hemisphere Media Group, Inc.*	3,400	43,928
Lee Enterprises, Inc.*	2,900	6,496
Liberty Latin America Ltd., Class A*	20,500	353,215
Liberty Latin America Ltd., Class C*	53,600	921,384
Loral Space & Communications, Inc.*	3,800	131,138
Marchex, Inc., Class B*	1,700	7,990
MDC Partners, Inc., Class A*	19,850	50,022
Meredith Corp. (x)	20,100	1,106,706
MSG Networks, Inc., Class A*	31,100	645,014
National CineMedia, Inc.	19,300	126,608
New Media Investment Group, Inc.	26,000	245,440
Saga Communications, Inc., Class A	200	6,248
Scholastic Corp.	13,300	442,092
TechTarget, Inc.*	7,300	155,125
TEGNA, Inc.	102,200	1,548,330
Tribune Publishing Co.	7,400	58,978
WideOpenWest, Inc.*	14,900	108,174

		8,762,015

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	17,700	318,069
Gogo, Inc. (x)*	33,900	134,922
Shenandoah Telecommunications Co.	27,328	1,052,674
Spok Holdings, Inc.	8,943	134,503

		1,640,168

Total Communication Services		29,521,120

Consumer Discretionary (15.3%)
Auto Components (0.6%)
Adient plc	40,700	987,789
American Axle & Manufacturing Holdings, Inc.*	47,100	600,996
Cooper Tire & Rubber Co.	23,800	750,890
Cooper-Standard Holdings, Inc.*	8,700	398,634
Dana, Inc.	69,100	1,377,854

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Dorman Products, Inc.*	14,000	$1,219,960
Fox Factory Holding Corp.*	17,000	1,402,670
Gentherm, Inc.*	19,800	828,234
LCI Industries	11,300	1,017,000
Modine Manufacturing Co.*	23,300	333,423
Motorcar Parts of America, Inc. (x)*	7,900	169,139
Standard Motor Products, Inc.	10,800	489,672
Stoneridge, Inc.*	12,500	394,375
Tenneco, Inc., Class A	20,600	228,454
Tower International, Inc.	2,800	54,600
Visteon Corp.*	13,100	767,398

		11,021,088

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	626,130

Distributors (0.1%)
Core-Mark Holding Co., Inc.	27,600	1,096,272
Funko, Inc., Class A*	6,700	162,274
Greenlane Holdings, Inc., Class A*	2,700	25,893
Weyco Group, Inc.	2,700	72,117

		1,356,556

Diversified Consumer Services (3.2%)
Adtalem Global Education, Inc.*	28,000	1,261,400
American Public Education, Inc.*	6,150	181,917
Bright Horizons Family Solutions, Inc.*	128,045	19,318,149
Career Education Corp.*	34,500	657,915
Carriage Services, Inc.	900	17,109
Chegg, Inc.*	471,941	18,212,203
Grand Canyon Education, Inc.*	150,564	17,619,000
Houghton Mifflin Harcourt Co.*	69,300	399,168
K12, Inc.*	17,700	538,257
Laureate Education, Inc., Class A*	39,500	620,545
OneSpaWorld Holdings Ltd.*	21,100	327,050
Regis Corp.*	20,210	335,486
Sotheby’s*	18,500	1,075,405
Strategic Education, Inc.	9,531	1,696,518
Weight Watchers International, Inc.*	18,200	347,620

		62,607,742

Hotels, Restaurants & Leisure (3.3%)
BBX Capital Corp.	2,200	10,802
Biglari Holdings, Inc., Class B*	770	79,972
BJ’s Restaurants, Inc.	11,800	518,492
Bloomin’ Brands, Inc.	51,100	966,301
Bluegreen Vacations Corp. (x)	7,900	92,351
Boyd Gaming Corp.	39,200	1,056,048
Brinker International, Inc. (x)	18,200	716,170
Carrols Restaurant Group, Inc.*	15,000	135,450
Century Casinos, Inc.*	300	2,910
Cheesecake Factory, Inc. (The)	22,000	961,840
Chipotle Mexican Grill, Inc.*	17,060	12,502,933
Churchill Downs, Inc.	16,100	1,852,627
Chuy’s Holdings, Inc.*	1,800	41,256
Cracker Barrel Old Country Store, Inc. (x)	10,000	1,707,300
Dave & Buster’s Entertainment, Inc. (x)	19,800	801,306
Del Taco Restaurants, Inc.*	12,900	165,378
Denny’s Corp.*	29,712	609,987
Dine Brands Global, Inc. (x)	8,000	763,760
Drive Shack, Inc.*	10,000	46,900
El Pollo Loco Holdings, Inc.*	3,500	37,310
Eldorado Resorts, Inc. (x)*	31,014	1,428,815
Empire Resorts, Inc. (x)*	600	5,760
Everi Holdings, Inc.*	30,600	365,058
Fiesta Restaurant Group, Inc.*	5,900	77,526
Golden Entertainment, Inc.*	5,100	71,400
Hilton Grand Vacations, Inc.*	322,513	10,262,364
International Speedway Corp., Class A	12,900	579,081
J Alexander’s Holdings, Inc.*	682	7,659
Jack in the Box, Inc.	13,700	1,115,043
Lindblad Expeditions Holdings, Inc. (x)*	6,900	123,855
Marriott Vacations Worldwide Corp.	20,018	1,929,735
Monarch Casino & Resort, Inc.*	400	17,096
Nathan’s Famous, Inc.	100	7,812
Noodles & Co. (x)*	19,600	154,448
Papa John’s International, Inc. (x)	14,166	633,503
Penn National Gaming, Inc.*	53,114	1,022,976
Planet Fitness, Inc., Class A*	236,188	17,109,459
PlayAGS, Inc.*	9,300	180,885
Red Lion Hotels Corp.*	500	3,555
Red Robin Gourmet Burgers, Inc. (x)*	4,900	149,793
Red Rock Resorts, Inc., Class A	33,000	708,840
Ruth’s Hospitality Group, Inc.	10,200	231,642
Scientific Games Corp., Class A*	26,200	519,284
SeaWorld Entertainment, Inc.*	26,000	806,000
Shake Shack, Inc., Class A (x)*	13,100	945,820
Speedway Motorsports, Inc.	3,900	72,345
Target Hospitality Corp.*	5,900	53,690
Texas Roadhouse, Inc.	31,100	1,669,137
Twin River Worldwide Holdings, Inc.*	9,700	288,575
Wingstop, Inc.	14,100	1,335,975

		64,946,224

Household Durables (0.7%)
Beazer Homes USA, Inc.*	10,200	98,022
Cavco Industries, Inc.*	4,800	756,192
Century Communities, Inc.*	7,100	188,718
Ethan Allen Interiors, Inc.	2,700	56,862
GoPro, Inc., Class A (x)*	53,200	290,472
Green Brick Partners, Inc.*	1,800	14,958
Helen of Troy Ltd.*	12,500	1,632,375
Hooker Furniture Corp.	300	6,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Installed Building Products, Inc.*	10,400	$615,888
iRobot Corp. (x)*	14,119	1,293,865
KB Home	40,700	1,047,211
La-Z-Boy, Inc.	25,600	784,896
LGI Homes, Inc. (x)*	8,400	600,012
Lifetime Brands, Inc.	1,700	16,082
Lovesac Co. (The)*	2,900	90,103
M.D.C. Holdings, Inc.	23,613	774,034
M/I Homes, Inc.*	12,800	365,312
Meritage Homes Corp.*	17,900	918,986
Skyline Champion Corp.*	23,400	640,692
Sonos, Inc.*	32,400	367,416
Taylor Morrison Home Corp., Class A*	51,300	1,075,248
TopBuild Corp.*	16,200	1,340,712
TRI Pointe Group, Inc.*	71,275	853,162
Tupperware Brands Corp.	24,200	460,526
Universal Electronics, Inc.*	1,200	49,224
William Lyon Homes, Class A*	11,300	205,999

		14,543,153

Internet & Direct Marketing Retail (2.4%)
1-800-Flowers.com, Inc., Class A*	11,200	211,456
Duluth Holdings, Inc., Class B*	5,600	76,104
Etsy, Inc.*	226,889	13,924,178
Groupon, Inc.*	207,900	744,282
GrubHub, Inc.*	172,990	13,491,490
Lands’ End, Inc. (x)*	11,300	138,086
Liberty Expedia Holdings, Inc., Class A*	25,700	1,228,203
Overstock.com, Inc. (x)*	28,000	380,800
PetMed Express, Inc.	6,100	95,587
Quotient Technology, Inc.*	33,500	359,790
Rubicon Project, Inc. (The)*	6,200	39,432
Shutterfly, Inc.*	15,300	773,415
Shutterstock, Inc.	9,700	380,143
Stamps.com, Inc.*	8,200	371,214
Stitch Fix, Inc., Class A*	19,500	623,805
Waitr Holdings, Inc.*	13,000	81,770
Wayfair, Inc., Class A*	95,330	13,918,180

		46,837,935

Leisure Products (0.2%)
Acushnet Holdings Corp.	14,600	383,396
American Outdoor Brands Corp.*	20,400	183,804
Callaway Golf Co.	47,000	806,520
Clarus Corp.	1,400	20,216
Johnson Outdoors, Inc., Class A	1,400	104,398
Malibu Boats, Inc., Class A*	9,700	376,845
Marine Products Corp.	300	4,632
MasterCraft Boat Holdings, Inc.*	7,600	148,884
Sturm Ruger & Co., Inc. (x)	8,300	452,184
Vista Outdoor, Inc.*	16,100	142,968
YETI Holdings, Inc. (x)*	9,600	277,920

		2,901,767

Multiline Retail (0.8%)
Big Lots, Inc.	23,200	$663,752
Dillard’s, Inc., Class A (x)	7,400	460,872
JC Penney Co., Inc. (x)*	175,500	200,070
Ollie’s Bargain Outlet Holdings, Inc.*	167,715	14,609,654

		15,934,348

Specialty Retail (3.6%)
Aaron’s, Inc.	34,300	2,106,363
Abercrombie & Fitch Co., Class A	38,100	611,124
American Eagle Outfitters, Inc.	87,000	1,470,300
America’s Car-Mart, Inc.*	1,800	154,944
Asbury Automotive Group, Inc.*	11,400	961,476
Ascena Retail Group, Inc.*	82,864	50,547
At Home Group, Inc.*	20,900	139,194
Barnes & Noble, Inc.	57,800	386,682
Bed Bath & Beyond, Inc. (x)	63,400	736,708
Boot Barn Holdings, Inc.*	13,000	463,320
Buckle, Inc. (The) (x)	10,500	181,755
Burlington Stores, Inc.*	108,160	18,403,424
Caleres, Inc.	20,300	404,376
Camping World Holdings, Inc., Class A (x)	10,900	135,378
Cato Corp. (The), Class A	9,500	117,040
Chico’s FAS, Inc.	43,100	145,247
Children’s Place, Inc. (The) (x)	7,745	738,718
Conn’s, Inc.*	11,800	210,276
Container Store Group, Inc. (The)*	3,400	24,888
Designer Brands, Inc., Class A	35,100	672,867
Express, Inc.*	25,300	69,069
Five Below, Inc.*	132,041	15,847,561
GameStop Corp., Class A (x)	47,300	258,731
Genesco, Inc.*	10,800	456,732
GNC Holdings, Inc., Class A (x)*	45,600	68,400
Group 1 Automotive, Inc.	8,500	696,065
Guess?, Inc.	26,200	423,130
Haverty Furniture Cos., Inc.	1,700	28,951
Hibbett Sports, Inc.*	7,500	136,500
Hudson Ltd., Class A*	14,500	199,955
Lithia Motors, Inc., Class A	12,000	1,425,360
Lumber Liquidators Holdings, Inc. (x)*	13,400	154,770
MarineMax, Inc.*	8,800	144,672
Michaels Cos., Inc. (The)*	39,600	344,520
Monro, Inc.	14,850	1,266,705
Murphy USA, Inc.*	14,700	1,235,241
National Vision Holdings, Inc.*	439,043	13,491,791
Office Depot, Inc.	288,900	595,134
Party City Holdco, Inc. (x)*	27,800	203,774
Rent-A-Center, Inc.*	22,700	604,501
RH (x)*	9,608	1,110,685
Sally Beauty Holdings, Inc.*	57,800	771,052
Shoe Carnival, Inc. (x)	8,000	220,800
Signet Jewelers Ltd.	27,800	497,064
Sleep Number Corp.*	14,900	601,811
Sonic Automotive, Inc., Class A	8,800	205,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tailored Brands, Inc. (x)	54,000	$311,580
Winmark Corp.	300	51,945
Zumiez, Inc.*	7,200	187,920

		69,724,526

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	35,900	709,025
Deckers Outdoor Corp.*	13,300	2,340,401
Fossil Group, Inc. (x)*	23,300	267,950
G-III Apparel Group Ltd.*	24,000	706,080
Kontoor Brands, Inc.*	20,500	574,410
Movado Group, Inc.	5,800	156,600
Oxford Industries, Inc.	7,600	576,080
Steven Madden Ltd.	43,893	1,490,167
Superior Group of Cos., Inc.	200	3,426
Unifi, Inc.*	900	16,353
Vera Bradley, Inc.*	12,400	148,800
Wolverine World Wide, Inc.	42,700	1,175,958

		8,165,250

Total Consumer Discretionary		298,664,719

Consumer Staples (1.6%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	3,800	1,435,488
Celsius Holdings, Inc.*	1,100	4,884
Coca-Cola Consolidated, Inc.	2,600	778,050
Craft Brew Alliance, Inc.*	1,400	19,586
MGP Ingredients, Inc. (x)	6,100	404,491
National Beverage Corp. (x)	5,700	254,391
New Age Beverages Corp.*	27,500	128,150
Primo Water Corp.*	7,900	97,170

		3,122,210

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	17,700	482,148
BJ’s Wholesale Club Holdings, Inc.*	58,340	1,540,176
Chefs’ Warehouse, Inc. (The)*	10,300	361,221
Grocery Outlet Holding Corp.*	177,585	5,838,995
HF Foods Group, Inc.*	300	10,443
Ingles Markets, Inc., Class A	2,400	74,712
Natural Grocers by Vitamin Cottage, Inc.*	3,600	36,180
Performance Food Group Co.*	47,900	1,917,437
PriceSmart, Inc.	12,700	649,224
Rite Aid Corp. (x)*	24,810	198,728
SpartanNash Co.	19,320	225,464
United Natural Foods, Inc.*	24,200	217,074
Village Super Market, Inc., Class A	1,600	42,416
Weis Markets, Inc.	1,200	43,692

		11,637,910

Food Products (0.6%)
Alico, Inc.	200	6,068
B&G Foods, Inc. (x)	36,100	750,880
Calavo Growers, Inc. (x)	8,400	812,616
Cal-Maine Foods, Inc.	18,200	759,304
Darling Ingredients, Inc.*	73,722	1,466,331
Dean Foods Co.	29,500	27,252
Farmer Brothers Co.*	2,000	32,740
Fresh Del Monte Produce, Inc.	17,800	479,710
Freshpet, Inc.*	12,400	564,324
Hostess Brands, Inc.*	57,800	834,632
J&J Snack Foods Corp.	6,900	1,110,555
John B Sanfilippo & Son, Inc.	3,900	310,791
Lancaster Colony Corp.	10,100	1,500,860
Landec Corp.*	1,900	17,803
Limoneira Co.	1,800	35,892
Sanderson Farms, Inc.	9,800	1,338,288
Seneca Foods Corp., Class A*	1,100	30,613
Simply Good Foods Co. (The)*	28,400	683,872
Tootsie Roll Industries, Inc. (x)	7,741	285,875

		11,048,406

Household Products (0.1%)
Central Garden & Pet Co. (x)*	1,200	32,340
Central Garden & Pet Co., Class A*	15,500	381,920
Oil-Dri Corp. of America	600	20,424
WD-40 Co.	7,800	1,240,512

		1,675,196

Personal Products (0.1%)
Edgewell Personal Care Co.*	25,400	684,530
elf Beauty, Inc.*	5,800	81,780
Inter Parfums, Inc.	8,400	558,516
Lifevantage Corp.*	900	11,682
Medifast, Inc.	5,100	654,330
Nature’s Sunshine Products, Inc.*	7,500	69,675
Revlon, Inc., Class A (x)*	3,400	65,722
USANA Health Sciences, Inc.*	7,400	587,782
Youngevity International, Inc.*	1,000	5,700

		2,719,717

Tobacco (0.1%)
22nd Century Group, Inc.*	11,000	22,990
Pyxus International, Inc.*	6,300	95,760
Turning Point Brands, Inc.	1,400	68,572
Universal Corp.	12,000	729,240
Vector Group Ltd. (x)	57,900	564,525

		1,481,087

Total Consumer Staples		31,684,526

Energy (2.8%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	62,200	659,320
C&J Energy Services, Inc.*	30,400	358,112
Cactus, Inc., Class A*	216,635	7,174,951
Covia Holdings Corp. (x)*	36,860	72,246
Diamond Offshore Drilling, Inc. (x)*	31,400	278,518
DMC Global, Inc.	6,500	411,775
Dril-Quip, Inc.*	18,400	883,200
Era Group, Inc.*	10,300	85,902
Exterran Corp.*	17,800	253,116
Forum Energy Technologies, Inc.*	34,000	116,280
Frank’s International NV*	35,300	192,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
FTS International, Inc.*	23,600	$131,688
Geospace Technologies Corp.*	700	10,577
Helix Energy Solutions Group, Inc.*	75,800	654,154
Independence Contract Drilling, Inc.*	1,900	3,002
Keane Group, Inc.*	31,900	214,368
KLX Energy Services Holdings, Inc.*	8,600	175,698
Liberty Oilfield Services, Inc., Class A (x)	20,900	338,162
Mammoth Energy Services, Inc.	16,400	112,832
Matrix Service Co.*	10,900	220,834
McDermott International, Inc.*	90,678	875,949
Nabors Industries Ltd.	163,600	474,440
National Energy Services Reunited Corp.*	1,900	16,530
Natural Gas Services Group, Inc.*	8,100	133,650
NCS Multistage Holdings, Inc.*	5,600	19,880
Newpark Resources, Inc.*	56,300	417,746
Nine Energy Service, Inc. (x)*	8,300	143,839
Noble Corp. plc*	108,100	202,147
Oceaneering International, Inc.*	224,280	4,573,069
Oil States International, Inc.*	28,300	517,890
Pacific Drilling SA*	1,000	12,600
Parker Drilling Co.*	600	12,168
ProPetro Holding Corp.*	32,600	674,820
RigNet, Inc.*	10,800	108,864
RPC, Inc.	21,200	152,852
SEACOR Holdings, Inc.*	10,000	475,100
SEACOR Marine Holdings, Inc.*	14,754	220,720
Seadrill Ltd.*	10,200	42,432
Select Energy Services, Inc., Class A*	27,500	319,275
Smart Sand, Inc. (x)*	16,900	41,236
Solaris Oilfield Infrastructure, Inc., Class A	13,700	205,226
Superior Energy Services, Inc.*	121,800	158,340
TETRA Technologies, Inc.*	65,800	107,254
Tidewater, Inc.*	23,550	552,954
US Silica Holdings, Inc. (x)	37,900	484,741
US Well Services, Inc.*	500	2,410

		23,293,605

Oil, Gas & Consumable Fuels (1.6%)
Abraxas Petroleum Corp.*	60,400	62,212
Altus Midstream Co.*	6,600	24,552
Arch Coal, Inc., Class A (x)	10,700	1,008,047
Ardmore Shipping Corp.*	3,900	31,785
Berry Petroleum Corp.	11,400	120,840
Bonanza Creek Energy, Inc.*	8,500	177,480
Brigham Minerals, Inc., Class A*	3,000	64,380
California Resources Corp. (x)*	20,200	397,536
Callon Petroleum Co.*	121,437	800,270
Carrizo Oil & Gas, Inc. (x)*	36,900	369,738
Chaparral Energy, Inc., Class A*	3,000	14,130
Clean Energy Fuels Corp.*	54,400	145,248
CNX Resources Corp.*	90,200	659,362
Comstock Resources, Inc.*	5,600	31,192
CONSOL Energy, Inc.*	13,200	351,252
Contura Energy, Inc.*	8,800	456,720
CVR Energy, Inc.	13,900	694,861
Delek US Holdings, Inc.	36,623	1,483,964
Denbury Resources, Inc. (x)*	217,400	269,576
DHT Holdings, Inc.	41,900	247,629
Diamond S Shipping, Inc.*	1,700	21,709
Dorian LPG Ltd.*	21,115	190,457
Earthstone Energy, Inc., Class A*	1,500	9,180
Energy Fuels, Inc.*	30,900	96,717
Evolution Petroleum Corp.	9,000	64,350
Extraction Oil & Gas, Inc.*	58,600	253,738
Falcon Minerals Corp.	1,900	15,960
GasLog Ltd.	21,300	306,720
Golar LNG Ltd. (x)	46,400	857,472
Goodrich Petroleum Corp.*	400	5,196
Green Plains, Inc.	17,900	192,962
Gulfport Energy Corp. (x)*	82,400	404,584
Hallador Energy Co.	800	4,504
HighPoint Resources Corp. (x)*	56,100	102,102
International Seaways, Inc.*	10,500	199,500
Jagged Peak Energy, Inc. (x)*	30,400	251,408
Laredo Petroleum, Inc.*	50,500	146,450
Magnolia Oil & Gas Corp., Class A*	46,900	543,102
Matador Resources Co.*	330,530	6,570,936
Midstates Petroleum Co., Inc.*	1,900	11,191
Montage Resources Corp.*	7,639	46,598
NACCO Industries, Inc., Class A	500	25,970
NextDecade Corp. (x)*	900	5,688
Nordic American Tankers Ltd. (x)	68,300	159,822
Northern Oil and Gas, Inc. (x)*	119,000	229,670
Oasis Petroleum, Inc.*	148,163	841,566
Overseas Shipholding Group, Inc., Class A*	10,800	20,304
Panhandle Oil and Gas, Inc., Class A	9,200	119,968
Par Pacific Holdings, Inc.*	12,700	260,604
PDC Energy, Inc. (x)*	30,247	1,090,707
Peabody Energy Corp.	38,100	918,210
Penn Virginia Corp.*	6,600	202,488
PrimeEnergy Resources Corp.*	100	13,313
QEP Resources, Inc.*	111,000	802,530
Renewable Energy Group, Inc.*	14,700	233,142
REX American Resources Corp.*	2,400	174,960
Ring Energy, Inc.*	30,300	98,475
Roan Resources, Inc.*	15,300	26,622
Rosehill Resources, Inc.*	4,000	14,800
SandRidge Energy, Inc.*	16,900	116,948
Scorpio Tankers, Inc.	21,680	639,994
SemGroup Corp., Class A	34,300	411,600
Ship Finance International Ltd. (x)	37,200	465,372

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SilverBow Resources, Inc.*	600	$8,310
SM Energy Co.	52,000	651,040
Southwestern Energy Co.*	278,000	878,480
SRC Energy, Inc.*	113,700	563,952
Talos Energy, Inc.*	7,900	189,995
Teekay Corp.	49,400	169,936
Teekay Tankers Ltd., Class A*	115,000	147,200
Tellurian, Inc. (x)*	62,100	487,485
Unit Corp.*	27,600	245,364
Uranium Energy Corp.*	10,900	14,933
W&T Offshore, Inc.*	50,200	248,992
Whiting Petroleum Corp.*	42,200	788,296
World Fuel Services Corp.	31,600	1,136,336

		30,108,682

Total Energy		53,402,287

Financials (11.2%)
Banks (6.1%)
1st Constitution Bancorp	300	5,541
1st Source Corp.	8,935	414,584
ACNB Corp.	400	15,828
Allegiance Bancshares, Inc.*	9,000	300,060
Amalgamated Bank, Class A	3,400	59,330
Amerant Bancorp, Inc.*	1,100	21,681
American National Bankshares, Inc.	6,200	240,250
Ameris Bancorp	19,400	760,286
Ames National Corp.	9,160	248,236
Arrow Financial Corp.	4,090	142,046
Atlantic Capital Bancshares, Inc.*	3,500	59,920
Atlantic Union Bankshares Corp.	41,744	1,474,816
Banc of California, Inc.	25,700	359,029
BancFirst Corp.	8,200	456,412
Bancorp, Inc. (The)*	7,700	68,684
BancorpSouth Bank	45,200	1,312,608
Bank First National Corp.	300	20,688
Bank of Commerce Holdings	3,400	36,346
Bank of Marin Bancorp	4,080	167,362
Bank of NT Butterfield & Son Ltd. (The)	26,100	886,356
Bank of Princeton (The)	300	9,000
BankFinancial Corp.	12,200	170,678
Bankwell Financial Group, Inc.	800	22,960
Banner Corp.	19,900	1,077,585
Bar Harbor Bankshares	1,700	45,203
Baycom Corp.*	1,100	24,090
BCB Bancorp, Inc.	2,000	27,700
Berkshire Hills Bancorp, Inc.	22,800	715,692
Boston Private Financial Holdings, Inc.	54,810	661,557
Bridge Bancorp, Inc.	7,100	209,166
Brookline Bancorp, Inc.	33,856	520,705
Bryn Mawr Bank Corp.	8,300	309,756
Business First Bancshares, Inc. (x)	1,400	35,630
Byline Bancorp, Inc.*	2,300	43,976
C&F Financial Corp.	800	43,688
Cadence Bancorp	527,303	10,967,902
Cambridge Bancorp (x)	300	24,450
Camden National Corp.	11,525	528,652
Capital Bancorp, Inc.*	200	2,460
Capital City Bank Group, Inc.	9,100	226,135
Capstar Financial Holdings, Inc.	2,400	36,360
Carolina Financial Corp.	9,000	315,810
Carter Bank & Trust*	1,600	31,600
Cathay General Bancorp	37,801	1,357,434
CBTX, Inc.	8,600	242,004
CenterState Bank Corp.	67,002	1,543,056
Central Pacific Financial Corp.	21,600	647,136
Central Valley Community Bancorp	1,800	38,646
Century Bancorp, Inc., Class A	600	52,740
Chemical Financial Corp.	33,675	1,384,379
Chemung Financial Corp.	500	24,170
Citizens & Northern Corp.	7,400	194,842
City Holding Co.	10,500	800,730
Civista Bancshares, Inc.	1,900	42,655
CNB Financial Corp.	6,140	173,394
Coastal Financial Corp.*	400	6,188
Codorus Valley Bancorp, Inc.	1,160	26,680
Colony Bankcorp, Inc.	300	5,085
Columbia Banking System, Inc.	40,075	1,449,913
Community Bank System, Inc.	23,596	1,553,561
Community Bankers Trust Corp.	3,300	27,951
Community Financial Corp. (The)	700	23,611
Community Trust Bancorp, Inc.	8,500	359,465
ConnectOne Bancorp, Inc.	16,400	371,624
Customers Bancorp, Inc.*	11,600	243,600
CVB Financial Corp.	62,000	1,303,860
DNB Financial Corp.	400	17,788
Eagle Bancorp, Inc.	17,930	970,551
Enterprise Bancorp, Inc.	900	28,539
Enterprise Financial Services Corp.	15,490	644,384
Equity Bancshares, Inc., Class A*	2,300	61,318
Esquire Financial Holdings, Inc.*	200	5,030
Evans Bancorp, Inc.	500	18,865
Farmers & Merchants Bancorp, Inc. (x)	800	23,296
Farmers National Banc Corp.	2,900	43,007
FB Financial Corp.	12,000	439,200
Fidelity D&D Bancorp, Inc. (x)	300	20,160
Fidelity Southern Corp.	10,400	322,088
Financial Institutions, Inc.	2,100	61,215
First Bancorp (Nasdaq Stock Exchange)	17,188	625,987
First Bancorp (Quotrix Stock Exchange)	100,800	1,112,832
First Bancorp, Inc.	3,940	105,789
First Bancshares, Inc. (The)	1,400	42,476
First Bank	1,000	11,740
First Busey Corp.	26,331	695,402
First Business Financial Services, Inc.	1,100	25,850
First Capital, Inc.	100	5,054
First Choice Bancorp	500	11,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Commonwealth Financial Corp.	59,700	$804,159
First Community Bankshares, Inc.	600	20,256
First Financial Bancorp	48,365	1,171,400
First Financial Bankshares, Inc.	60,800	1,872,032
First Financial Corp.	3,000	120,480
First Financial Northwest, Inc.	1,700	24,055
First Foundation, Inc.	14,300	192,192
First Guaranty Bancshares, Inc.	500	10,425
First Internet Bancorp	2,400	51,696
First Interstate BancSystem, Inc., Class A	15,789	625,402
First Merchants Corp.	27,500	1,042,250
First Mid Bancshares, Inc.	2,100	73,332
First Midwest Bancorp, Inc.	50,000	1,023,500
First Northwest Bancorp	200	3,250
First of Long Island Corp. (The)	10,000	200,800
Flushing Financial Corp.	19,850	440,670
FNCB Bancorp, Inc.	500	3,870
Franklin Financial Network, Inc.	3,900	108,654
Franklin Financial Services Corp.	300	11,436
Fulton Financial Corp.	81,500	1,334,155
FVCBankcorp, Inc. (x)*	600	11,652
German American Bancorp, Inc.	16,050	483,426
Glacier Bancorp, Inc.	41,430	1,679,986
Great Southern Bancorp, Inc.	5,000	299,250
Great Western Bancorp, Inc.	30,800	1,100,176
Guaranty Bancshares, Inc.	1,200	37,380
Hancock Whitney Corp.	42,290	1,694,137
Hanmi Financial Corp.	21,138	470,743
HarborOne Bancorp, Inc.*	3,800	71,174
Hawthorn Bancshares, Inc.	200	5,360
Heartland Financial USA, Inc.	17,055	762,870
Heritage Commerce Corp.	16,800	205,800
Heritage Financial Corp.	17,866	527,762
Hilltop Holdings, Inc.	34,099	725,286
Home BancShares, Inc.	75,875	1,461,352
HomeTrust Bancshares, Inc.	1,900	47,766
Hope Bancorp, Inc.	66,285	913,407
Horizon Bancorp, Inc.	15,500	253,270
Howard Bancorp, Inc.*	2,700	40,959
IBERIABANK Corp.	28,648	2,172,951
Independent Bank Corp./MA	17,923	1,364,836
Independent Bank Corp./MI	3,100	67,549
Independent Bank Group, Inc.	18,230	1,001,921
International Bancshares Corp.	28,700	1,082,277
Investar Holding Corp.	1,500	35,775
Investors Bancorp, Inc.	124,972	1,393,438
Lakeland Bancorp, Inc.	20,010	323,161
Lakeland Financial Corp.	15,855	742,490
LCNB Corp.	2,100	39,900
LegacyTexas Financial Group, Inc.	22,130	900,912
Level One Bancorp, Inc.	300	7,497
Live Oak Bancshares, Inc. (x)	3,300	56,595
Macatawa Bank Corp.	3,800	38,988
Mackinac Financial Corp.	200	3,160
MainStreet Bancshares, Inc.*	500	11,395
Malvern Bancorp, Inc.*	1,000	22,010
MBT Financial Corp.	1,400	14,028
Mercantile Bank Corp.	5,900	192,222
Metropolitan Bank Holding Corp.*	1,600	70,400
Mid Penn Bancorp, Inc.	600	14,970
Midland States Bancorp, Inc.	8,600	229,792
MidSouth Bancorp, Inc.	5,000	59,250
MidWestOne Financial Group, Inc.	1,200	33,552
MutualFirst Financial, Inc.	900	30,636
MVB Financial Corp.	400	6,784
National Bank Holdings Corp., Class A	19,800	718,740
National Bankshares, Inc.	2,700	105,111
NBT Bancorp, Inc.	24,195	907,554
Nicolet Bankshares, Inc.*	1,200	74,472
Northeast Bank	600	16,548
Northrim Bancorp, Inc.	1,000	35,660
Norwood Financial Corp. (x)	300	10,443
OFG Bancorp	30,800	732,116
Ohio Valley Banc Corp.	600	23,142
Old Line Bancshares, Inc.	2,000	53,220
Old National Bancorp	80,280	1,331,845
Old Second Bancorp, Inc.	4,400	56,188
Opus Bank	9,800	206,878
Origin Bancorp, Inc. (x)	15,300	504,900
Orrstown Financial Services, Inc.	1,200	26,388
Pacific City Financial Corp.	1,700	28,968
Pacific Mercantile Bancorp*	300	2,475
Pacific Premier Bancorp, Inc.	26,500	818,320
Park National Corp.	6,450	641,065
Parke Bancorp, Inc.	1,710	40,955
Peapack Gladstone Financial Corp.	2,500	70,300
Penns Woods Bancorp, Inc.	1,440	65,160
Peoples Bancorp of North Carolina, Inc.	330	9,916
Peoples Bancorp, Inc.	6,200	200,012
Peoples Financial Services Corp.	800	35,992
People’s Utah Bancorp	1,500	44,100
Preferred Bank	6,200	292,950
Premier Financial Bancorp, Inc.	1,900	28,500
QCR Holdings, Inc.	2,100	73,227
RBB Bancorp	1,900	36,746
Red River Bancshares, Inc.*	100	4,845
Reliant Bancorp, Inc.	500	11,815
Renasant Corp.	26,500	952,410
Republic Bancorp, Inc., Class A	4,600	228,850
Republic First Bancorp, Inc.*	5,500	27,005
S&T Bancorp, Inc.	19,961	748,138
Sandy Spring Bancorp, Inc.	16,541	576,950
SB One Bancorp	800	17,880
Seacoast Banking Corp. of Florida*	27,000	686,880
Select Bancorp, Inc.*	1,100	12,584
ServisFirst Bancshares, Inc.	24,400	835,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Shore Bancshares, Inc.	1,700	$27,778
Sierra Bancorp	3,400	92,208
Simmons First National Corp., Class A	48,718	1,133,181
SmartFinancial, Inc.*	1,300	28,197
South Plains Financial, Inc.*	500	8,250
South State Corp.	16,754	1,234,267
Southern First Bancshares, Inc.*	1,000	39,160
Southern National Bancorp of Virginia, Inc.	2,900	44,399
Southside Bancshares, Inc.	22,136	716,764
Spirit of Texas Bancshares, Inc.*	500	11,250
Stock Yards Bancorp, Inc.	12,150	439,223
Summit Financial Group, Inc.	1,400	37,590
SVB Financial Group*	41,176	9,247,718
Tompkins Financial Corp.	7,351	599,842
Towne Bank	29,009	791,366
TriCo Bancshares	10,782	407,560
TriState Capital Holdings, Inc.*	6,400	136,576
Triumph Bancorp, Inc. (x)*	15,600	453,180
Trustmark Corp.	34,720	1,154,440
UMB Financial Corp.	23,460	1,544,137
United Bankshares, Inc.	50,932	1,889,068
United Community Banks, Inc.	36,600	1,045,296
United Security Bancshares	2,000	22,780
Unity Bancorp, Inc.	200	4,540
Univest Financial Corp.	12,938	339,752
Valley National Bancorp	152,147	1,640,145
Veritex Holdings, Inc.	24,420	633,699
Washington Trust Bancorp, Inc.	10,800	563,544
WesBanco, Inc.	23,495	905,732
West Bancorporation, Inc.	6,600	140,052
Westamerica Bancorp	13,500	831,735
Wintrust Financial Corp.	147,390	10,783,052

		118,349,415

Capital Markets (1.8%)
Ares Management Corp.	443,929	11,617,622
Artisan Partners Asset Management, Inc., Class A	21,600	594,432
Associated Capital Group, Inc., Class A (x)	3,730	139,502
B. Riley Financial, Inc. (x)	1,600	33,376
Blucora, Inc.*	20,300	616,511
BrightSphere Investment Group plc	40,100	457,541
Cohen & Steers, Inc.	11,366	584,667
Cowen, Inc., Class A (x)*	8,200	140,958
Diamond Hill Investment Group, Inc.	1,300	184,236
Donnelley Financial Solutions, Inc.*	13,300	177,422
Federated Investors, Inc., Class B	45,700	1,485,250
Focus Financial Partners, Inc., Class A*	12,127	331,189
GAIN Capital Holdings, Inc. (x)	12,100	49,973
GAMCO Investors, Inc., Class A	5,030	96,425
Greenhill & Co., Inc.	5,000	67,950
Hamilton Lane, Inc., Class A	10,100	576,306
Houlihan Lokey, Inc.	17,000	757,010
INTL. FCStone, Inc.*	5,900	233,581
Ladenburg Thalmann Financial Services, Inc.	15,400	52,822
Moelis & Co., Class A	25,500	891,225
Och-Ziff Capital Management Group, Inc., Class A	2,100	48,216
Oppenheimer Holdings, Inc., Class A	2,500	68,050
Piper Jaffray Cos.	8,000	594,160
PJT Partners, Inc., Class A	15,400	624,008
Pzena Investment Management, Inc., Class A	6,300	54,117
Safeguard Scientifics, Inc. (x)*	3,830	46,228
Siebert Financial Corp. (x)*	800	7,200
Silvercrest Asset Management Group, Inc., Class A	200	2,806
Stifel Financial Corp.	235,603	13,914,713
Virtus Investment Partners, Inc.	2,895	310,923
Waddell & Reed Financial, Inc., Class A	41,500	691,805
Westwood Holdings Group, Inc.	2,000	70,400
WisdomTree Investments, Inc. (x)	72,600	447,942

		35,968,566

Consumer Finance (0.4%)
Curo Group Holdings Corp. (x)*	4,300	47,515
Elevate Credit, Inc.*	9,100	37,492
Encore Capital Group, Inc. (x)*	17,050	577,484
Enova International, Inc.*	15,300	352,665
EZCORP, Inc., Class A (x)*	14,700	139,209
FirstCash, Inc.	21,504	2,150,830
Green Dot Corp., Class A*	25,200	1,232,280
LendingClub Corp.*	171,700	563,176
Medallion Financial Corp.*	1,400	9,436
Nelnet, Inc., Class A	10,450	618,849
PRA Group, Inc.*	26,460	744,584
Regional Management Corp.*	1,300	34,281
World Acceptance Corp.*	4,320	708,955

		7,216,756

Diversified Financial Services (0.1%)
Banco Latinoamericano de Comercio Exterior SA, Class E	13,220	275,372
Cannae Holdings, Inc.*	31,400	909,972
FGL Holdings	66,900	561,960
GWG Holdings, Inc.	400	2,856
Marlin Business Services Corp.	9,300	231,849
On Deck Capital, Inc.*	11,300	46,895

		2,028,904

Insurance (1.2%)
Ambac Financial Group, Inc.*	32,500	547,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
American Equity Investment Life Holding Co.	47,380	$1,286,841
AMERISAFE, Inc.	11,990	764,602
Argo Group International Holdings Ltd.	16,910	1,252,186
Citizens, Inc. (x)*	22,600	164,980
CNO Financial Group, Inc.	87,900	1,466,172
Crawford & Co., Class A	700	7,371
Donegal Group, Inc., Class A	7,700	117,579
eHealth, Inc.*	12,500	1,076,250
EMC Insurance Group, Inc.	2,100	75,663
Employers Holdings, Inc.	18,300	773,541
Enstar Group Ltd.*	5,950	1,036,966
FBL Financial Group, Inc., Class A	5,300	338,140
FedNat Holding Co.	3,400	48,518
Genworth Financial, Inc., Class A*	262,800	974,988
Global Indemnity Ltd.	6,150	190,404
Goosehead Insurance, Inc., Class A (x)	2,600	124,280
Greenlight Capital Re Ltd., Class A (x)*	14,016	118,996
Hallmark Financial Services, Inc.*	15,200	216,296
HCI Group, Inc.	2,800	113,316
Health Insurance Innovations, Inc., Class A (x)*	8,800	228,096
Heritage Insurance Holdings, Inc.	10,700	164,887
Horace Mann Educators Corp.	18,310	737,710
Independence Holding Co.	200	7,744
Investors Title Co.	400	66,800
James River Group Holdings Ltd.	14,500	680,050
Kinsale Capital Group, Inc.	8,900	814,172
MBIA, Inc.*	41,300	384,503
National General Holdings Corp.	29,100	667,554
National Western Life Group, Inc., Class A	930	239,010
NI Holdings, Inc.*	1,800	31,698
Palomar Holdings, Inc.*	1,000	24,040
ProAssurance Corp.	25,000	902,750
Protective Insurance Corp., Class B	3,787	65,780
RLI Corp.	21,000	1,799,910
Safety Insurance Group, Inc.	8,350	794,335
Selective Insurance Group, Inc.	26,540	1,987,581
State Auto Financial Corp.	6,300	220,500
Stewart Information Services Corp.	12,600	510,174
Third Point Reinsurance Ltd.*	36,100	372,552
Tiptree, Inc.	2,100	13,230
Trupanion, Inc. (x)*	19,500	704,535
United Fire Group, Inc.	10,000	484,600
United Insurance Holdings Corp.	4,100	58,466
Universal Insurance Holdings, Inc.	19,000	530,100
Watford Holdings Ltd.*	1,200	32,904

		23,218,395

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AG Mortgage Investment Trust, Inc. (REIT)	10,100	160,590
Anworth Mortgage Asset Corp. (REIT)	44,400	168,276
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	1,297,378
Ares Commercial Real Estate Corp. (REIT)	4,800	71,328
Arlington Asset Investment Corp. (REIT), Class A (x)	24,800	170,624
ARMOUR Residential REIT, Inc. (REIT)	35,716	665,746
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	58,600	2,084,988
Capstead Mortgage Corp. (REIT)	50,010	417,583
Cherry Hill Mortgage Investment Corp. (REIT)	7,600	121,600
Colony Credit Real Estate, Inc. (REIT)	39,600	613,800
Dynex Capital, Inc. (REIT)	6,633	111,103
Ellington Financial, Inc. (REIT)	3,100	55,707
Exantas Capital Corp. (REIT)	11,487	129,918
Granite Point Mortgage Trust, Inc. (REIT)	34,700	665,893
Great Ajax Corp. (REIT)	4,400	61,600
Invesco Mortgage Capital, Inc. (REIT)	58,655	945,519
KKR Real Estate Finance Trust, Inc. (REIT)	2,100	41,832
Ladder Capital Corp. (REIT)	54,887	911,673
New York Mortgage Trust, Inc. (REIT)	126,400	783,680
Orchid Island Capital, Inc. (REIT) (x)	8,900	56,604
PennyMac Mortgage Investment Trust (REIT)	34,963	763,242
Ready Capital Corp. (REIT)	4,100	61,090
Redwood Trust, Inc. (REIT)	56,700	937,251
TPG RE Finance Trust, Inc. (REIT)	30,500	588,345
Western Asset Mortgage Capital Corp. (REIT)	19,100	190,618

		12,075,988

Thrifts & Mortgage Finance (1.0%)
Axos Financial, Inc.*	27,000	735,750
Bridgewater Bancshares, Inc.*	1,400	16,156
Capitol Federal Financial, Inc.	77,100	1,061,667
Columbia Financial, Inc.*	23,400	353,340
Dime Community Bancshares, Inc.	14,900	282,951
Entegra Financial Corp.*	600	18,072
ESSA Bancorp, Inc.	1,800	27,450
Essent Group Ltd.*	45,300	2,128,647
Federal Agricultural Mortgage Corp., Class C	4,300	312,438
First Defiance Financial Corp.	1,300	37,141
Flagstar Bancorp, Inc.	18,900	626,346

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
FS Bancorp, Inc.	400	$20,748
Hingham Institution for Savings	400	79,204
Home Bancorp, Inc.	900	34,632
HomeStreet, Inc.*	12,700	376,428
Kearny Financial Corp.	53,184	706,815
Luther Burbank Corp.	3,500	38,115
Merchants Bancorp	3,400	57,902
Meridian Bancorp, Inc.	30,100	538,489
Meta Financial Group, Inc.	17,100	479,655
MMA Capital Holdings, Inc.*	200	6,694
Mr Cooper Group, Inc.*	57,961	464,268
NMI Holdings, Inc., Class A*	29,400	834,666
Northfield Bancorp, Inc.	24,658	384,911
Northwest Bancshares, Inc.	51,790	912,022
OceanFirst Financial Corp.	24,343	604,924
Ocwen Financial Corp.*	12,600	26,082
OP Bancorp	200	2,168
Oritani Financial Corp.	19,394	344,050
PCSB Financial Corp.	1,100	22,275
PDL Community Bancorp*	400	5,716
PennyMac Financial Services, Inc.	4,400	97,592
Provident Bancorp, Inc.*	300	8,397
Provident Financial Holdings, Inc.	200	4,198
Provident Financial Services, Inc.	31,600	766,300
Prudential Bancorp, Inc.	1,600	30,272
Radian Group, Inc.	98,666	2,254,518
Riverview Bancorp, Inc.	3,100	26,474
Southern Missouri Bancorp, Inc.	1,700	59,211
Sterling Bancorp, Inc.	3,500	34,895
Territorial Bancorp, Inc.	4,700	145,230
Timberland Bancorp, Inc.	1,000	29,880
TrustCo Bank Corp.	66,200	524,304
United Community Financial Corp.	7,600	72,732
United Financial Bancorp, Inc.	26,345	373,572
Walker & Dunlop, Inc.	14,500	771,545
Washington Federal, Inc.	42,000	1,467,060
Waterstone Financial, Inc.	2,100	35,826
Western New England Bancorp, Inc.	4,100	38,294
WSFS Financial Corp.	23,171	956,962

		19,236,984

Total Financials		218,095,008

Health Care (19.6%)
Biotechnology (10.1%)
Abeona Therapeutics, Inc.*	20,800	99,424
ACADIA Pharmaceuticals, Inc. (x)*	52,200	1,395,306
Acceleron Pharma, Inc.*	22,900	940,732
Achillion Pharmaceuticals, Inc.*	65,300	175,004
Acorda Therapeutics, Inc.*	28,100	215,527
Adamas Pharmaceuticals, Inc. (x)*	16,800	104,160
ADMA Biologics, Inc.*	10,300	39,861
Aduro Biotech, Inc.*	40,800	62,832
Adverum Biotechnologies, Inc.*	16,700	198,563
Aeglea BioTherapeutics, Inc.*	1,600	10,960
Affimed NV*	10,200	29,274
Agenus, Inc. (x)*	71,700	215,100
AgeX Therapeutics, Inc. (x)*	3,420	12,551
Aimmune Therapeutics, Inc. (x)*	218,070	4,540,217
Akcea Therapeutics, Inc.*	8,700	204,015
Akebia Therapeutics, Inc.*	45,323	219,363
Albireo Pharma, Inc.*	1,900	61,256
Alder Biopharmaceuticals, Inc. (x)*	30,100	354,277
Aldeyra Therapeutics, Inc.*	4,100	24,600
Alector, Inc.*	4,100	77,900
Allakos, Inc. (x)*	11,400	493,962
Allogene Therapeutics, Inc. (x)*	157,081	4,217,625
AMAG Pharmaceuticals, Inc. (x)*	18,853	188,342
Amicus Therapeutics, Inc.*	107,500	1,341,600
AnaptysBio, Inc.*	11,400	643,188
Anavex Life Sciences Corp.*	3,500	11,795
Anika Therapeutics, Inc.*	6,600	268,092
Apellis Pharmaceuticals, Inc.*	28,500	722,190
Arcus Biosciences, Inc. (x)*	7,300	58,035
Ardelyx, Inc.*	14,100	37,929
Arena Pharmaceuticals, Inc.*	107,260	6,288,654
ArQule, Inc. (x)*	38,200	420,582
Array BioPharma, Inc.*	193,657	8,972,129
Arrowhead Pharmaceuticals, Inc. (x)*	41,000	1,086,500
Ascendis Pharma A/S (ADR)*	49,602	5,711,670
Assembly Biosciences, Inc.*	11,200	151,088
Atara Biotherapeutics, Inc.*	19,200	386,112
Athenex, Inc. (x)*	27,500	544,500
Athersys, Inc. (x)*	9,000	15,120
Audentes Therapeutics, Inc.*	20,400	772,344
Avid Bioservices, Inc. (x)*	13,900	77,840
Avrobio, Inc.*	5,100	82,926
Axcella Health, Inc.*	600	5,586
BeiGene Ltd. (ADR)*	36,323	4,502,236
Beyondspring, Inc.*	500	11,850
BioCryst Pharmaceuticals, Inc.*	49,400	187,226
Biohaven Pharmaceutical Holding Co. Ltd.*	134,565	5,892,601
BioSpecifics Technologies Corp.*	1,100	65,681
BioTime, Inc. (x)*	46,900	51,590
Bioxcel Therapeutics, Inc.*	400	4,384
Blueprint Medicines Corp.*	108,117	10,198,677
Calithera Biosciences, Inc.*	14,100	54,990
Calyxt, Inc. (x)*	6,600	82,368
Cara Therapeutics, Inc. (x)*	12,500	268,750
CareDx, Inc.*	23,500	845,765
CASI Pharmaceuticals, Inc. (x)*	15,300	48,960
Catalyst Pharmaceuticals, Inc. (x)*	57,600	221,184
Celcuity, Inc.*	500	12,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cellular Biomedicine Group, Inc. (x)*	1,300	$21,489
CEL-SCI Corp.*	10,100	84,638
Checkpoint Therapeutics, Inc.*	1,200	3,636
ChemoCentryx, Inc.*	22,200	206,460
Chimerix, Inc.*	23,000	99,360
Clovis Oncology, Inc.*	20,900	310,783
Coherus Biosciences, Inc. (x)*	28,700	634,270
Concert Pharmaceuticals, Inc.*	12,800	153,600
Constellation Pharmaceuticals, Inc. (x)*	2,100	25,788
Corbus Pharmaceuticals Holdings, Inc. (x)*	27,400	189,882
Cortexyme, Inc.*	900	38,259
Crinetics Pharmaceuticals, Inc.*	2,700	67,500
Cue Biopharma, Inc. (x)*	1,100	9,889
Cyclerion Therapeutics, Inc.*	7,680	87,936
Cytokinetics, Inc.*	24,000	270,000
CytomX Therapeutics, Inc.*	21,200	237,864
Deciphera Pharmaceuticals, Inc. (x)*	6,900	155,595
Denali Therapeutics, Inc. (x)*	21,500	446,340
Dicerna Pharmaceuticals, Inc.*	21,500	338,625
Dynavax Technologies Corp. (x)*	44,860	178,991
Eagle Pharmaceuticals, Inc.*	5,200	289,536
Editas Medicine, Inc.*	21,500	531,910
Eidos Therapeutics, Inc. (x)*	6,100	189,588
Eiger BioPharmaceuticals, Inc.*	2,900	30,740
Emergent BioSolutions, Inc.*	24,700	1,193,257
Enanta Pharmaceuticals, Inc.*	7,900	666,602
Enochian Biosciences, Inc.*	400	1,800
Epizyme, Inc. (x)*	36,000	451,800
Esperion Therapeutics, Inc. (x)*	10,000	465,200
Evelo Biosciences, Inc. (x)*	1,000	8,980
Exact Sciences Corp.*	171,150	20,202,547
Fate Therapeutics, Inc.*	23,700	481,110
FibroGen, Inc.*	35,200	1,590,336
Five Prime Therapeutics, Inc.*	17,800	107,334
Flexion Therapeutics, Inc.*	17,900	220,170
Forty Seven, Inc.*	2,700	28,620
G1 Therapeutics, Inc.*	15,700	481,362
Galectin Therapeutics, Inc.*	3,000	12,450
Genomic Health, Inc.*	15,100	878,367
Geron Corp. (x)*	69,800	98,418
Global Blood Therapeutics, Inc.*	23,600	1,241,360
GlycoMimetics, Inc.*	12,800	152,576
Gossamer Bio, Inc.*	163,810	3,633,306
Gritstone Oncology, Inc.*	1,400	15,596
Halozyme Therapeutics, Inc.*	75,700	1,300,526
Harpoon Therapeutics, Inc.*	300	3,900
Heron Therapeutics, Inc. (x)*	35,800	665,522
Homology Medicines, Inc.*	7,900	154,603
Hookipa Pharma, Inc.*	600	4,038
ImmunoGen, Inc.*	117,900	255,843
Immunomedics, Inc. (x)*	81,200	1,126,244
Incyte Corp.*	104,920	8,914,003
Inovio Pharmaceuticals, Inc. (x)*	66,700	196,098
Insmed, Inc.*	35,400	906,240
Intellia Therapeutics, Inc. (x)*	15,700	257,009
Intercept Pharmaceuticals, Inc. (x)*	10,300	819,571
Intrexon Corp. (x)*	28,500	218,310
Invitae Corp.*	501,714	11,790,279
Iovance Biotherapeutics, Inc. (x)*	52,100	1,277,492
Ironwood Pharmaceuticals, Inc.*	72,800	796,432
Jounce Therapeutics, Inc.*	15,000	74,250
Kadmon Holdings, Inc. (x)*	41,400	85,284
KalVista Pharmaceuticals, Inc.*	1,800	39,870
Karyopharm Therapeutics, Inc. (x)*	49,300	295,307
Kezar Life Sciences, Inc. (x)*	2,600	20,046
Kindred Biosciences, Inc.*	8,900	74,137
Kiniksa Pharmaceuticals Ltd., Class A*	2,100	28,434
Kodiak Sciences, Inc.*	1,900	22,230
Krystal Biotech, Inc.*	3,000	120,810
Kura Oncology, Inc.*	10,000	196,900
La Jolla Pharmaceutical Co.*	30,300	280,275
Lexicon Pharmaceuticals, Inc. (x)*	27,742	174,497
Ligand Pharmaceuticals, Inc. (x)*	9,450	1,078,718
LogicBio Therapeutics, Inc.*	200	2,600
MacroGenics, Inc.*	17,300	293,581
Madrigal Pharmaceuticals, Inc. (x)*	31,800	3,332,958
Magenta Therapeutics, Inc. (x)*	4,500	66,375
MannKind Corp. (x)*	134,600	154,790
Marker Therapeutics, Inc.*	6,200	49,104
MediciNova, Inc. (x)*	7,800	75,114
MEI Pharma, Inc.*	3,900	9,750
MeiraGTx Holdings plc*	3,300	88,704
Mersana Therapeutics, Inc.*	5,700	23,085
Millendo Therapeutics, Inc.*	600	6,936
Minerva Neurosciences, Inc.*	34,200	192,546
Mirati Therapeutics, Inc.*	11,600	1,194,800
Molecular Templates, Inc.*	1,100	9,185
Momenta Pharmaceuticals, Inc.*	44,900	559,005
Mustang Bio, Inc.*	2,500	9,200
Myriad Genetics, Inc.*	38,100	1,058,418
Natera, Inc.*	26,000	717,080
Neon Therapeutics, Inc.*	1,200	5,688
Neurocrine Biosciences, Inc.*	129,240	10,911,733
NextCure, Inc.*	800	11,984
Novavax, Inc.*	5,800	33,988
Oncocyte Corp.*	3,600	8,964
OPKO Health, Inc. (x)*	151,600	369,904
Organogenesis Holdings, Inc.*	400	3,040
Palatin Technologies, Inc.*	64,800	75,168
PDL BioPharma, Inc.*	82,900	260,306
Pfenex, Inc.*	1,300	8,762
PhaseBio Pharmaceuticals, Inc.*	1,500	19,680
Pieris Pharmaceuticals, Inc.*	16,900	79,430
PolarityTE, Inc. (x)*	15,000	85,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Portola Pharmaceuticals, Inc. (x)*	30,700	$832,891
Precision BioSciences, Inc.*	2,300	30,475
Principia Biopharma, Inc.*	3,200	106,208
Progenics Pharmaceuticals, Inc. (x)*	43,900	270,863
Protagonist Therapeutics, Inc.*	2,700	32,697
Prothena Corp. plc*	16,600	175,462
PTC Therapeutics, Inc.*	24,700	1,111,500
Puma Biotechnology, Inc.*	25,700	326,647
Ra Pharmaceuticals, Inc.*	14,500	436,015
Radius Health, Inc.*	27,800	677,208
Recro Pharma, Inc.*	8,000	81,360
REGENXBIO, Inc.*	18,700	960,619
Repligen Corp.*	20,900	1,796,355
Replimune Group, Inc. (x)*	3,200	46,912
Retrophin, Inc.*	16,000	321,440
Rhythm Pharmaceuticals, Inc. (x)*	6,100	134,200
Rigel Pharmaceuticals, Inc.*	80,400	209,844
Rocket Pharmaceuticals, Inc. (x)*	10,400	156,000
Rubius Therapeutics, Inc. (x)*	246,482	3,877,162
Sage Therapeutics, Inc. (x)*	49,249	9,017,000
Sangamo Therapeutics, Inc. (x)*	47,800	514,806
Sarepta Therapeutics, Inc. (x)*	56,580	8,597,331
Savara, Inc.*	17,600	41,712
Scholar Rock Holding Corp.*	4,900	77,714
Seres Therapeutics, Inc. (x)*	24,900	80,178
Solid Biosciences, Inc. (x)*	15,500	89,125
Sorrento Therapeutics, Inc. (x)*	52,800	140,976
Spark Therapeutics, Inc.*	17,452	1,786,736
Spectrum Pharmaceuticals, Inc.*	56,000	482,160
Spero Therapeutics, Inc.*	700	8,057
Stemline Therapeutics, Inc.*	18,100	277,292
Sutro Biopharma, Inc.*	700	7,966
Syndax Pharmaceuticals, Inc.*	3,400	31,654
Synlogic, Inc.*	4,600	41,860
Synthorx, Inc. (x)*	3,200	43,232
Syros Pharmaceuticals, Inc. (x)*	9,100	84,266
TCR2 Therapeutics, Inc.*	400	5,724
TG Therapeutics, Inc. (x)*	33,200	287,180
Tocagen, Inc.*	3,900	26,052
Translate Bio, Inc. (x)*	6,600	83,358
Turning Point Therapeutics, Inc.*	2,100	85,470
Twist Bioscience Corp.*	9,900	287,199
Tyme Technologies, Inc.*	5,500	6,710
Ultragenyx Pharmaceutical, Inc. (x)*	115,212	7,315,962
UNITY Biotechnology, Inc. (x)*	9,300	88,350
UroGen Pharma Ltd.*	8,700	312,678
Vanda Pharmaceuticals, Inc.*	21,603	304,386
VBI Vaccines, Inc.*	47,400	55,458
Veracyte, Inc.*	21,600	615,816
Vericel Corp.*	28,200	532,698
Viking Therapeutics, Inc. (x)*	30,200	250,660
Voyager Therapeutics, Inc.*	9,300	253,146
X4 Pharmaceuticals, Inc.*	300	4,500
XBiotech, Inc.*	2,500	18,950
Xencor, Inc.*	21,800	892,274
Y-mAbs Therapeutics, Inc.*	1,900	43,453
ZIOPHARM Oncology, Inc. (x)*	73,065	425,969

		196,157,525

Health Care Equipment & Supplies (3.6%)
Accuray, Inc.*	54,867	212,335
Alphatec Holdings, Inc.*	2,100	9,534
AngioDynamics, Inc.*	27,300	537,537
Antares Pharma, Inc. (x)*	52,800	173,712
Apyx Medical Corp.*	1,400	9,408
AtriCure, Inc.*	20,900	623,656
Atrion Corp.	700	596,918
Avanos Medical, Inc.*	25,500	1,112,055
Avedro, Inc.*	1,300	25,532
Axogen, Inc.*	19,000	376,200
Axonics Modulation Technologies, Inc. (x)*	3,100	127,007
BioLife Solutions, Inc.*	1,800	30,510
BioSig Technologies, Inc.*	2,500	23,475
Cardiovascular Systems, Inc.*	15,100	648,243
Cerus Corp.*	48,200	270,884
Conformis, Inc.*	15,600	68,016
CONMED Corp.	12,800	1,095,296
Corindus Vascular Robotics, Inc.*	14,300	42,614
CryoLife, Inc.*	16,300	487,859
CryoPort, Inc.*	11,500	210,680
Cutera, Inc.*	8,800	182,864
CytoSorbents Corp. (x)*	9,000	59,490
ElectroCore, Inc.*	3,900	7,800
GenMark Diagnostics, Inc.*	25,600	166,144
Glaukos Corp.*	15,700	1,183,780
Globus Medical, Inc., Class A*	39,100	1,653,930
Haemonetics Corp.*	24,600	2,960,364
Heska Corp.*	3,300	281,061
Inogen, Inc.*	8,600	574,136
Insulet Corp. (x)*	135,020	16,118,687
Integer Holdings Corp.*	15,100	1,267,192
IntriCon Corp. (x)*	7,300	170,528
Invacare Corp.	24,600	127,674
iRadimed Corp. (x)*	2,200	44,990
iRhythm Technologies, Inc.*	11,200	885,696
Lantheus Holdings, Inc.*	19,300	546,190
LeMaitre Vascular, Inc.	6,300	176,274
LivaNova plc*	23,600	1,698,256
Meridian Bioscience, Inc.	24,400	289,872
Merit Medical Systems, Inc.*	27,375	1,630,455
Mesa Laboratories, Inc.	1,600	390,944
Misonix, Inc.*	700	17,794
Natus Medical, Inc.*	16,700	429,023
Neogen Corp.*	27,133	1,685,231
Neuronetics, Inc.*	2,300	28,773
Nevro Corp.*	12,500	810,375
Novocure Ltd.*	39,300	2,484,939
NuVasive, Inc.*	26,800	1,568,872
OraSure Technologies, Inc.*	32,300	299,744
Orthofix Medical, Inc.*	12,500	661,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
OrthoPediatrics Corp.*	3,400	$132,600
Penumbra, Inc. (x)*	99,289	15,886,240
Pulse Biosciences, Inc. (x)*	1,700	22,440
Quidel Corp.*	17,900	1,061,828
Rockwell Medical, Inc. (x)*	35,100	105,651
RTI Surgical Holdings, Inc.*	31,800	135,150
SeaSpine Holdings Corp.*	4,400	58,300
Senseonics Holdings, Inc. (x)*	36,300	74,052
Shockwave Medical, Inc.*	4,100	234,069
SI-BONE, Inc.*	1,900	38,646
Sientra, Inc. (x)*	22,300	137,368
Silk Road Medical, Inc.*	2,600	125,996
Soliton, Inc.*	15,800	232,260
STAAR Surgical Co.*	19,600	575,848
Surmodics, Inc.*	6,100	263,337
Tactile Systems Technology, Inc.*	8,200	466,744
Tandem Diabetes Care, Inc.*	25,800	1,664,616
TransEnterix, Inc. (x)*	98,600	134,096
TransMedics Group, Inc.*	2,100	60,879
Utah Medical Products, Inc.	900	86,130
Vapotherm, Inc.*	700	16,100
Varex Imaging Corp.*	18,300	560,895
ViewRay, Inc. (x)*	50,500	444,905
Wright Medical Group NV*	58,845	1,754,758

		69,356,457

Health Care Providers & Services (2.2%)
Addus HomeCare Corp.*	4,900	367,255
Amedisys, Inc.*	130,860	15,887,713
American Renal Associates Holdings, Inc.*	11,500	85,560
AMN Healthcare Services, Inc.*	24,800	1,345,400
Apollo Medical Holdings, Inc. (x)*	5,400	90,234
Avalon GloboCare Corp.*	1,400	3,640
BioScrip, Inc. (x)*	56,600	147,160
BioTelemetry, Inc.*	14,100	678,915
Brookdale Senior Living, Inc.*	88,100	635,201
Catasys, Inc.*	1,100	21,142
Community Health Systems, Inc. (x)*	79,600	212,532
CorVel Corp.*	6,900	600,369
Cross Country Healthcare, Inc.*	19,500	182,910
Diplomat Pharmacy, Inc.*	32,000	194,880
Ensign Group, Inc. (The)	23,400	1,331,928
Enzo Biochem, Inc.*	5,300	17,861
Genesis Healthcare, Inc.*	27,190	33,716
Guardant Health, Inc. (x)*	118,557	10,235,026
Hanger, Inc.*	16,800	321,720
HealthEquity, Inc.*	28,500	1,863,900
Joint Corp. (The)*	1,800	32,760
LHC Group, Inc.*	14,973	1,790,471
Magellan Health, Inc.*	11,900	883,337
National HealthCare Corp.	6,100	495,015
National Research Corp.	5,600	322,504
Owens & Minor, Inc.	32,050	102,560
Patterson Cos., Inc.	38,700	886,230
PetIQ, Inc.*	8,700	286,752
Providence Service Corp. (The)*	4,900	280,966
R1 RCM, Inc.*	47,200	593,776
RadNet, Inc.*	13,500	186,165
Select Medical Holdings Corp.*	50,019	793,801
Surgery Partners, Inc. (x)*	17,900	145,706
Tenet Healthcare Corp.*	47,700	985,482
Tivity Health, Inc.*	27,832	457,558
Triple-S Management Corp., Class B*	8,100	193,185
US Physical Therapy, Inc.	6,200	759,934

		43,453,264

Health Care Technology (1.3%)
Allscripts Healthcare Solutions, Inc.*	88,300	1,026,929
Castlight Health, Inc., Class B*	42,700	137,921
Computer Programs & Systems, Inc.	7,200	200,088
Evolent Health, Inc., Class A*	27,900	221,805
HealthStream, Inc.*	9,900	256,014
HMS Holdings Corp.*	39,200	1,269,688
Inovalon Holdings, Inc., Class A (x)*	30,500	442,555
Inspire Medical Systems, Inc.*	6,700	406,355
NextGen Healthcare, Inc.*	27,800	553,220
Omnicell, Inc.*	20,900	1,798,027
OptimizeRx Corp.*	1,500	24,300
Simulations Plus, Inc.	1,100	31,416
Tabula Rasa HealthCare, Inc. (x)*	8,200	409,426
Teladoc Health, Inc. (x)*	284,716	18,907,990
Vocera Communications, Inc. (x)*	12,100	386,232

		26,071,966

Life Sciences Tools & Services (1.2%)
Accelerate Diagnostics, Inc. (x)*	12,100	276,848
Cambrex Corp.*	17,900	837,899
ChromaDex Corp.*	1,800	8,370
Codexis, Inc.*	24,000	442,320
Fluidigm Corp.*	23,000	283,360
ICON plc*	106,260	16,360,852
Luminex Corp.	28,500	588,240
Medpace Holdings, Inc.*	12,800	837,376
NanoString Technologies, Inc.*	15,300	464,355
NeoGenomics, Inc.*	37,400	820,556
Pacific Biosciences of California, Inc.*	55,400	335,170
Quanterix Corp.*	5,600	189,224
Syneos Health, Inc.*	29,900	1,527,591

		22,972,161

Pharmaceuticals (1.2%)
AcelRx Pharmaceuticals, Inc.*	10,700	27,071
Acer Therapeutics, Inc.*	4,700	18,330
Aclaris Therapeutics, Inc.*	16,700	36,573
Aerie Pharmaceuticals, Inc. (x)*	17,700	523,035
Akorn, Inc.*	44,000	226,600
Amneal Pharmaceuticals, Inc.*	39,100	280,347

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Amphastar Pharmaceuticals, Inc.*	18,600	$392,646
ANI Pharmaceuticals, Inc.*	6,100	501,420
Aratana Therapeutics, Inc.*	20,500	105,780
Arvinas, Inc.*	2,400	52,776
Assertio Therapeutics, Inc.*	30,400	104,880
Axsome Therapeutics, Inc.*	10,800	278,100
BioDelivery Sciences International, Inc.*	7,100	33,015
Cerecor, Inc.*	1,300	7,072
Chiasma, Inc.*	3,200	23,904
Collegium Pharmaceutical, Inc.*	12,500	164,375
Corcept Therapeutics, Inc. (x)*	56,200	626,630
CorMedix, Inc.*	3,600	32,292
Cymabay Therapeutics, Inc. (x)*	45,300	324,348
Dermira, Inc.*	25,100	239,956
Dova Pharmaceuticals, Inc. (x)*	8,400	118,440
Eloxx Pharmaceuticals, Inc. (x)*	4,700	46,859
Endo International plc*	105,600	435,072
Evofem Biosciences, Inc.*	1,000	6,640
Evolus, Inc. (x)*	18,900	276,318
EyePoint Pharmaceuticals, Inc.*	3,600	5,904
GW Pharmaceuticals plc (ADR)*	27,465	4,734,691
Innoviva, Inc.*	33,200	483,392
Intersect ENT, Inc.*	11,600	264,016
Intra-Cellular Therapies, Inc.*	20,000	259,600
Kala Pharmaceuticals, Inc.*	7,900	50,402
Lannett Co., Inc. (x)*	27,600	167,256
Liquidia Technologies, Inc.*	500	4,000
Mallinckrodt plc*	38,800	356,184
Marinus Pharmaceuticals, Inc. (x)*	16,900	70,135
Medicines Co. (The) (x)*	36,100	1,316,567
Menlo Therapeutics, Inc.*	3,800	22,762
MyoKardia, Inc.*	20,600	1,032,884
NGM Biopharmaceuticals, Inc.*	1,000	14,640
Ocular Therapeutix, Inc. (x)*	16,600	73,040
Odonate Therapeutics, Inc. (x)*	3,400	124,746
Omeros Corp. (x)*	25,900	406,371
Optinose, Inc. (x)*	11,700	82,836
Osmotica Pharmaceuticals plc*	1,000	3,800
Pacira BioSciences, Inc.*	21,300	926,337
Paratek Pharmaceuticals, Inc. (x)*	22,800	90,972
Phibro Animal Health Corp., Class A	6,000	190,620
Prestige Consumer Healthcare, Inc.*	28,700	909,216
Reata Pharmaceuticals, Inc., Class A (x)*	8,800	830,280
resTORbio, Inc. (x)*	3,700	37,740
Revance Therapeutics, Inc.*	203,766	2,642,845
SIGA Technologies, Inc.*	12,000	68,160
Strongbridge Biopharma plc*	1,800	5,634
Supernus Pharmaceuticals, Inc.*	24,500	810,705
TherapeuticsMD, Inc. (x)*	78,300	203,580
Theravance Biopharma, Inc. (x)*	26,200	427,846
Tricida, Inc. (x)*	14,200	560,332
Verrica Pharmaceuticals, Inc.*	2,200	25,564
WaVe Life Sciences Ltd. (x)*	9,300	242,637
Xeris Pharmaceuticals, Inc.*	2,700	30,888
Zogenix, Inc.*	19,800	946,044
Zynerba Pharmaceuticals, Inc.*	19,600	265,580

		23,570,685

Total Health Care		381,582,058

Industrials (18.1%)
Aerospace & Defense (2.0%)
AAR Corp.	17,100	629,109
Aerojet Rocketdyne Holdings, Inc.*	35,500	1,589,335
Aerovironment, Inc.*	10,000	567,700
Astronics Corp.*	8,500	341,870
Axon Enterprise, Inc.*	195,900	12,578,739
Cubic Corp.	12,600	812,448
Ducommun, Inc.*	1,700	76,619
Hexcel Corp.	213,365	17,256,961
Kratos Defense & Security Solutions, Inc.*	41,800	956,802
Maxar Technologies, Inc.	18,600	145,452
Mercury Systems, Inc.*	26,800	1,885,380
Moog, Inc., Class A	15,100	1,413,511
National Presto Industries, Inc.	1,200	111,948
Parsons Corp.*	8,700	320,682
Triumph Group, Inc.	25,700	588,530
Vectrus, Inc.*	900	36,504
Wesco Aircraft Holdings, Inc.*	15,100	167,610

		39,479,200

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.*	27,700	675,880
Atlas Air Worldwide Holdings, Inc.*	12,900	575,856
Echo Global Logistics, Inc.*	10,100	210,787
Expeditors International of Washington, Inc.	107,487	8,153,964
Forward Air Corp.	16,700	987,805
Hub Group, Inc., Class A*	20,800	873,184
Radiant Logistics, Inc.*	3,100	19,034

		11,496,510

Airlines (0.2%)
Allegiant Travel Co.	6,490	931,315
Hawaiian Holdings, Inc.	25,400	696,722
Mesa Air Group, Inc.*	3,500	31,990
SkyWest, Inc.	23,800	1,443,946
Spirit Airlines, Inc.*	32,400	1,546,452

		4,650,425

Building Products (2.3%)
AAON, Inc.	20,562	1,031,801

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Advanced Drainage Systems, Inc.	18,400	$603,336
American Woodmark Corp.*	7,200	609,264
Apogee Enterprises, Inc.	15,900	690,696
Armstrong Flooring, Inc.*	5,700	56,145
Armstrong World Industries, Inc.	169,491	16,474,525
Builders FirstSource, Inc.*	51,300	864,918
Caesarstone Ltd.	5,400	81,162
Continental Building Products, Inc.*	16,400	435,748
Cornerstone Building Brands, Inc.*	8,600	50,138
CSW Industrials, Inc.	6,700	456,605
Gibraltar Industries, Inc.*	17,700	714,372
Griffon Corp.	15,100	255,492
Insteel Industries, Inc.	1,300	27,066
JELD-WEN Holding, Inc.*	31,717	673,352
Lennox International, Inc.	53,690	14,764,750
Masonite International Corp.*	14,400	758,592
Patrick Industries, Inc.*	9,900	486,981
PGT Innovations, Inc.*	22,700	379,544
Quanex Building Products Corp.	15,300	289,017
Simpson Manufacturing Co., Inc.	21,200	1,408,952
Trex Co., Inc.*	27,600	1,978,920
Universal Forest Products, Inc.	32,100	1,221,726

		44,313,102

Commercial Services & Supplies (2.0%)
ABM Industries, Inc.	28,400	1,136,000
ACCO Brands Corp.	54,500	428,915
Advanced Disposal Services, Inc.*	40,900	1,305,119
Brady Corp., Class A	26,400	1,302,048
BrightView Holdings, Inc.*	3,500	65,485
Brink’s Co. (The)	26,000	2,110,680
Casella Waste Systems, Inc., Class A*	19,000	752,970
CECO Environmental Corp. (x)*	5,300	50,827
Charah Solutions, Inc.*	500	2,750
Cimpress NV (x)*	11,200	1,017,968
Copart, Inc.*	163,502	12,220,140
Covanta Holding Corp.	57,000	1,020,870
Deluxe Corp.	24,800	1,008,368
Ennis, Inc.	2,800	57,456
Healthcare Services Group, Inc. (x)	34,500	1,046,040
Heritage-Crystal Clean, Inc.*	1,700	44,727
Herman Miller, Inc.	31,000	1,385,700
HNI Corp.	22,100	781,898
Interface, Inc.	37,800	579,474
Kimball International, Inc., Class B	12,300	214,389
Knoll, Inc.	29,700	682,506
LSC Communications, Inc. (x)	6,100	22,387
Matthews International Corp., Class A	17,344	604,438
McGrath RentCorp	10,300	640,145
Mobile Mini, Inc.	24,600	748,578
MSA Safety, Inc.	18,000	1,897,020
Multi-Color Corp.	5,000	249,850
NL Industries, Inc.*	2,500	9,125
NRC Group Holdings Corp.*	600	6,672
PICO Holdings, Inc.*	2,000	23,240
Pitney Bowes, Inc.	88,700	379,636
Quad/Graphics, Inc. (x)	9,400	74,354
RR Donnelley & Sons Co.	26,300	51,811
SP Plus Corp.*	10,700	341,651
Steelcase, Inc., Class A	44,100	754,110
Team, Inc.*	2,800	42,896
Tetra Tech, Inc.	26,000	2,042,300
UniFirst Corp.	7,300	1,376,561
US Ecology, Inc.	13,800	821,652
Viad Corp.	11,100	735,264
VSE Corp.	900	25,821

		38,061,841

Construction & Engineering (1.2%)
Aegion Corp.*	9,600	176,640
Ameresco, Inc., Class A*	3,400	50,082
Arcosa, Inc.	22,600	850,438
Argan, Inc. (x)	4,700	190,632
Comfort Systems USA, Inc.	20,900	1,065,691
Concrete Pumping Holdings, Inc.*	2,300	11,776
Construction Partners, Inc., Class A*	1,800	27,036
Dycom Industries, Inc.*	15,000	883,050
EMCOR Group, Inc.	26,100	2,299,410
Granite Construction, Inc.	21,421	1,032,064
Great Lakes Dredge & Dock Corp.*	26,100	288,144
IES Holdings, Inc.*	1,800	33,930
Jacobs Engineering Group, Inc.	164,840	13,910,847
MasTec, Inc.*	32,300	1,664,419
MYR Group, Inc.*	1,800	67,230
Northwest Pipe Co.*	1,100	28,358
NV5 Global, Inc.*	3,300	268,620
Primoris Services Corp.	22,900	479,297
Sterling Construction Co., Inc.*	1,900	25,498
Tutor Perini Corp.*	16,500	228,855
WillScot Corp.*	24,000	360,960

		23,942,977

Electrical Equipment (1.1%)
Allied Motion Technologies, Inc.	1,100	41,690
American Superconductor Corp.*	3,100	28,768
AMETEK, Inc.	150,795	13,698,218
Atkore International Group, Inc.*	18,600	481,182
AZZ, Inc.	13,300	612,066
Babcock & Wilcox Enterprises, Inc.*	11,880	4,074
Bloom Energy Corp., Class A*	25,600	314,112
Encore Wire Corp.	12,200	714,676
Energous Corp.*	3,400	14,858
EnerSys	21,400	1,465,900
Enphase Energy, Inc.*	39,500	720,085

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Generac Holdings, Inc.*	29,300	$2,033,713
Plug Power, Inc. (x)*	40,300	90,675
Powell Industries, Inc.	900	34,200
Preformed Line Products Co.	400	22,208
Sunrun, Inc. (x)*	51,300	962,388
Thermon Group Holdings, Inc.*	13,800	353,970
TPI Composites, Inc.*	13,400	331,248
Vicor Corp.*	7,600	235,980
Vivint Solar, Inc.*	8,800	64,240

		22,224,251

Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.	107,690	15,120,753
Raven Industries, Inc.	17,600	631,488

		15,752,241

Machinery (4.1%)
Actuant Corp., Class A	31,200	774,072
Alamo Group, Inc.	5,100	509,643
Albany International Corp., Class A	13,000	1,077,830
Altra Industrial Motion Corp.	28,693	1,029,505
Astec Industries, Inc.	11,400	371,184
Barnes Group, Inc.	24,610	1,386,527
Blue Bird Corp.*	4,000	78,760
Briggs & Stratton Corp.	5,200	53,248
Chart Industries, Inc.*	16,200	1,245,456
CIRCOR International, Inc.*	4,400	202,400
Columbus McKinnon Corp.	9,300	390,321
Commercial Vehicle Group, Inc.*	4,400	35,288
Douglas Dynamics, Inc.	9,400	374,026
Eastern Co. (The)	1,100	30,822
Energy Recovery, Inc. (x)*	5,100	53,142
EnPro Industries, Inc.	9,700	619,248
ESCO Technologies, Inc.	13,600	1,123,632
Evoqua Water Technologies Corp.*	35,727	508,753
Federal Signal Corp.	27,900	746,325
Franklin Electric Co., Inc.	25,200	1,197,000
Gardner Denver Holdings, Inc.*	308,264	10,665,934
Gencor Industries, Inc.*	1,800	23,400
Global Brass & Copper Holdings, Inc.	11,200	489,776
Gorman-Rupp Co. (The)	6,143	201,675
Graham Corp.	1,700	34,357
Greenbrier Cos., Inc. (The)	17,400	528,960
Harsco Corp.*	41,400	1,136,016
Helios Technologies, Inc.	12,000	556,920
Hillenbrand, Inc.	28,900	1,143,573
Hurco Cos., Inc.	800	28,448
Hyster-Yale Materials Handling, Inc.	5,000	276,300
IDEX Corp.	101,635	17,495,449
John Bean Technologies Corp.	15,100	1,829,063
Kadant, Inc.	5,700	517,617
Kennametal, Inc.	41,200	1,523,988
LB Foster Co., Class A*	1,600	43,744
Lindsay Corp. (x)	5,100	419,271
Luxfer Holdings plc	12,600	308,952
Lydall, Inc.*	4,900	98,980
Manitowoc Co., Inc. (The)*	25,100	446,780
Meritor, Inc.*	42,500	1,030,625
Milacron Holdings Corp.*	31,800	438,840
Miller Industries, Inc.	1,700	52,275
Mueller Industries, Inc.	31,800	930,786
Mueller Water Products, Inc., Class A	75,800	744,356
Navistar International Corp.*	26,600	916,370
NN, Inc. (x)	6,800	66,368
Nordson Corp.	105,640	14,927,988
Omega Flex, Inc.	600	46,086
Park-Ohio Holdings Corp.	800	26,072
Proto Labs, Inc.*	12,300	1,427,046
RBC Bearings, Inc.*	10,700	1,784,867
REV Group, Inc.	8,000	115,280
Rexnord Corp.*	50,600	1,529,132
Spartan Motors, Inc.	3,900	42,744
SPX Corp.*	21,700	716,534
SPX FLOW, Inc.*	18,400	770,224
Standex International Corp.	6,600	482,724
Tennant Co.	9,200	563,040
Terex Corp.	29,400	923,160
Titan International, Inc.	13,900	67,971
TriMas Corp.*	21,100	653,467
Twin Disc, Inc.*	1,600	24,160
Wabash National Corp.	37,700	613,379
Watts Water Technologies, Inc., Class A	13,492	1,257,185
Welbilt, Inc.*	60,300	1,007,010

		80,734,074

Marine (0.1%)
Costamare, Inc.	8,500	43,605
Eagle Bulk Shipping, Inc.*	2,500	13,100
Genco Shipping & Trading Ltd.*	1,900	16,036
Matson, Inc.	23,300	905,205
Safe Bulkers, Inc.*	2,200	3,432
Scorpio Bulkers, Inc.	10,500	48,300

		1,029,678

Professional Services (1.5%)
Acacia Research Corp.*	7,000	20,720
ASGN, Inc.*	23,100	1,399,860
Barrett Business Services, Inc.	1,000	82,600
BG Staffing, Inc.	2,300	43,424
CBIZ, Inc.*	25,100	491,709
CoStar Group, Inc.*	25,601	14,184,490
CRA International, Inc.	900	34,497
Exponent, Inc.	27,800	1,627,412
Forrester Research, Inc.	1,700	79,951
Franklin Covey Co.*	1,300	44,200
FTI Consulting, Inc.*	17,000	1,425,280
GP Strategies Corp.*	1,600	24,128
Heidrick & Struggles International, Inc.	8,600	257,742
Huron Consulting Group, Inc.*	13,569	683,606
ICF International, Inc.	8,000	582,400
InnerWorkings, Inc.*	2,500	9,550
Insperity, Inc.	18,500	2,259,590
Kelly Services, Inc., Class A	15,600	408,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kforce, Inc.	10,900	$382,481
Korn Ferry	26,600	1,065,862
Mistras Group, Inc.*	1,800	25,866
Navigant Consulting, Inc.	23,900	554,241
Resources Connection, Inc.	7,400	118,474
TriNet Group, Inc.*	22,600	1,532,280
TrueBlue, Inc.*	28,300	624,298
Upwork, Inc.*	25,500	410,040
WageWorks, Inc.*	17,792	903,656
Willdan Group, Inc.*	2,300	85,675

		29,362,596

Road & Rail (0.7%)
ArcBest Corp.	11,700	328,887
Avis Budget Group, Inc.*	27,500	966,900
Covenant Transportation Group, Inc., Class A*	3,700	54,427
Daseke, Inc.*	2,200	7,920
Heartland Express, Inc.	23,400	422,838
Hertz Global Holdings, Inc.*	47,100	751,716
Knight-Swift Transportation Holdings, Inc.	262,506	8,620,697
Marten Transport Ltd.	13,666	248,038
PAM Transportation Services, Inc.*	300	18,600
Roadrunner Transportation Systems, Inc.*	600	5,730
Saia, Inc.*	14,700	950,649
Universal Logistics Holdings, Inc.	3,000	67,410
US Xpress Enterprises, Inc., Class A*	2,100	10,794
Werner Enterprises, Inc.	22,400	696,192
YRC Worldwide, Inc.*	7,000	28,210

		13,179,008

Trading Companies & Distributors (1.5%)
Aircastle Ltd.	24,900	529,374
Applied Industrial Technologies, Inc.	19,000	1,169,070
Beacon Roofing Supply, Inc.*	31,200	1,145,664
BlueLinx Holdings, Inc. (x)*	3,800	75,278
BMC Stock Holdings, Inc.*	28,800	610,560
CAI International, Inc.*	1,400	34,748
DXP Enterprises, Inc.*	7,400	280,386
EVI Industries, Inc. (x)	700	26,789
Foundation Building Materials, Inc.*	4,400	78,232
GATX Corp.	17,800	1,411,362
General Finance Corp.*	1,500	12,555
GMS, Inc.*	14,900	327,800
H&E Equipment Services, Inc.	15,200	442,168
Herc Holdings, Inc.*	11,800	540,794
Kaman Corp.	14,300	910,767
Lawson Products, Inc.*	500	18,365
MRC Global, Inc.*	40,700	696,784
NOW, Inc.*	55,900	825,084
Rush Enterprises, Inc., Class A	13,300	485,716
Rush Enterprises, Inc., Class B	800	29,528
SiteOne Landscape Supply, Inc. (x)*	142,757	9,893,060
Systemax, Inc.	2,300	50,968
Textainer Group Holdings Ltd.*	4,900	49,392
Titan Machinery, Inc.*	4,500	92,610
Transcat, Inc.*	400	10,236
Triton International Ltd.	25,100	822,276
United Rentals, Inc.*	62,400	8,276,112
Veritiv Corp.*	1,100	21,362
Willis Lease Finance Corp.*	1,000	58,320

		28,925,360

Total Industrials		353,151,263

Information Technology (20.6%)
Communications Equipment (1.5%)
Acacia Communications, Inc.*	17,400	820,584
ADTRAN, Inc.	22,500	343,125
Aerohive Networks, Inc.*	12,700	56,261
Applied Optoelectronics, Inc.*	4,700	48,316
Arista Networks, Inc.*	39,930	10,366,627
CalAmp Corp.*	3,900	45,552
Calix, Inc.*	2,200	14,432
Casa Systems, Inc.*	20,200	129,886
Ciena Corp.*	190,041	7,816,386
Clearfield, Inc.*	300	3,975
Comtech Telecommunications Corp.	9,700	272,667
DASAN Zhone Solutions, Inc.*	700	9,093
Digi International, Inc.*	2,250	28,530
Extreme Networks, Inc.*	50,500	326,735
Finisar Corp.*	55,300	1,264,711
Harmonic, Inc.*	4,800	26,640
Infinera Corp.*	75,000	218,250
Inseego Corp.*	8,200	39,278
InterDigital, Inc.	16,900	1,088,360
KVH Industries, Inc.*	7,400	80,438
Lumentum Holdings, Inc.*	34,719	1,854,342
NETGEAR, Inc.*	17,100	432,459
NetScout Systems, Inc.*	41,200	1,046,068
Plantronics, Inc.	14,600	540,784
Ribbon Communications, Inc.*	4,000	19,560
TESSCO Technologies, Inc.	400	7,144
Viavi Solutions, Inc.*	122,500	1,628,025

		28,528,228

Electronic Equipment, Instruments & Components (2.8%)
Airgain, Inc.*	1,500	21,225
Akoustis Technologies, Inc.*	3,800	24,320
Anixter International, Inc.*	14,200	847,882
Arlo Technologies, Inc.*	6,300	25,263
AVX Corp.	25,300	419,980
Badger Meter, Inc.	12,600	752,094
Bel Fuse, Inc., Class B	500	8,585
Belden, Inc.	22,200	1,322,454
Benchmark Electronics, Inc.	24,300	610,416
Coda Octopus Group, Inc.*	4,400	57,420
Control4 Corp.*	12,100	287,375
CTS Corp.	21,400	590,212
Daktronics, Inc.	4,900	30,233
ePlus, Inc.*	6,600	455,004
Fabrinet*	18,800	933,796
FARO Technologies, Inc.*	6,695	352,023

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Fitbit, Inc., Class A (x)*	84,900	$373,560
II-VI, Inc. (x)*	29,000	1,060,240
Insight Enterprises, Inc.*	16,000	931,200
IPG Photonics Corp.*	54,150	8,352,638
Iteris, Inc.*	2,600	13,442
Itron, Inc.*	16,100	1,007,377
KEMET Corp.	22,200	417,582
Kimball Electronics, Inc.*	1,000	16,240
Knowles Corp.*	46,700	855,077
Littelfuse, Inc.	62,300	11,021,493
Methode Electronics, Inc.	18,800	537,116
MTS Systems Corp.	11,300	661,389
Napco Security Technologies, Inc.*	2,500	74,200
nLight, Inc.*	15,100	289,920
Novanta, Inc.*	154,720	14,590,096
OSI Systems, Inc.*	7,700	867,251
PAR Technology Corp.*	1,500	42,300
Park Electrochemical Corp.	6,000	100,140
PC Connection, Inc.	3,600	125,928
PCM, Inc.*	3,000	105,120
Plexus Corp.*	13,795	805,214
Rogers Corp.*	8,700	1,501,446
Sanmina Corp.*	31,700	959,876
ScanSource, Inc.*	14,000	455,840
Tech Data Corp.*	17,100	1,788,660
TTM Technologies, Inc.*	53,300	543,660
Vishay Intertechnology, Inc.	61,200	1,011,024
Vishay Precision Group, Inc.*	5,200	211,276
Wrap Technologies, Inc.*	1,200	7,464

		55,465,051

IT Services (2.4%)
Brightcove, Inc.*	8,400	86,772
Carbonite, Inc.*	21,450	558,558
Cardtronics plc, Class A*	23,500	642,020
Cass Information Systems, Inc.	6,733	326,416
Conduent, Inc.*	80,300	770,077
CSG Systems International, Inc.	16,300	795,929
Endurance International Group Holdings, Inc.*	32,100	154,080
EVERTEC, Inc.	29,400	961,380
Evo Payments, Inc., Class A*	14,500	457,185
Exela Technologies, Inc. (x)*	2,800	6,132
ExlService Holdings, Inc.*	17,500	1,157,275
GTT Communications, Inc. (x)*	20,100	353,760
Hackett Group, Inc. (The)	1,600	26,864
I3 Verticals, Inc., Class A*	3,400	100,130
Information Services Group, Inc.*	800	2,528
International Money Express, Inc.*	1,300	18,330
Jack Henry & Associates, Inc.	87,869	11,767,416
KBR, Inc.	70,000	1,745,800
Limelight Networks, Inc.*	10,900	29,430
LiveRamp Holdings, Inc.*	30,976	1,501,716
ManTech International Corp., Class A	14,700	967,995
MAXIMUS, Inc.	30,520	2,213,921
NIC, Inc.	33,195	532,448
Paysign, Inc.*	9,900	132,363
Perficient, Inc.*	19,700	676,104
Perspecta, Inc.	67,700	1,584,857
Presidio, Inc.	21,400	292,538
PRGX Global, Inc.*	800	5,376
Priority Technology Holdings, Inc.*	200	1,570
Science Applications International Corp.	27,560	2,385,594
StarTek, Inc.*	800	6,536
Sykes Enterprises, Inc.*	24,228	665,301
TTEC Holdings, Inc.	6,400	298,176
Tucows, Inc., Class A (x)*	3,200	195,264
Twilio, Inc., Class A*	100,360	13,684,086
Unisys Corp. (x)*	23,800	231,336
USA Technologies, Inc.*	7,900	58,697
Verra Mobility Corp.*	45,700	598,213
Virtusa Corp.*	15,800	701,994

		46,694,167

Semiconductors & Semiconductor Equipment (3.2%)
Adesto Technologies Corp. (x)*	2,000	16,300
Advanced Energy Industries, Inc.*	19,400	1,091,638
Advanced Micro Devices, Inc.*	512,359	15,560,343
Alpha & Omega Semiconductor Ltd.*	2,300	21,482
Ambarella, Inc.*	17,500	772,275
Amkor Technology, Inc.*	51,700	385,682
Aquantia Corp.*	3,800	49,514
Axcelis Technologies, Inc.*	14,600	219,730
AXT, Inc.*	3,600	14,256
Brooks Automation, Inc.	31,600	1,224,500
Cabot Microelectronics Corp.	13,420	1,477,274
CEVA, Inc.*	8,900	216,715
Cirrus Logic, Inc.*	30,700	1,341,590
Cohu, Inc.	15,777	243,439
Cree, Inc.*	116,563	6,548,509
Diodes, Inc.*	21,300	774,681
DSP Group, Inc.*	1,700	24,412
FormFactor, Inc.*	30,361	475,757
GSI Technology, Inc.*	700	5,999
Ichor Holdings Ltd.*	5,700	134,748
Impinj, Inc. (x)*	7,100	203,202
Inphi Corp.*	24,000	1,202,400
Lattice Semiconductor Corp.*	61,900	903,121
MACOM Technology Solutions Holdings, Inc.*	19,793	299,468
MaxLinear, Inc.*	35,756	838,121
Nanometrics, Inc.*	8,450	293,300
NeoPhotonics Corp.*	9,400	39,292
NVE Corp. (x)	1,150	80,074
PDF Solutions, Inc.*	1,400	18,368
Photronics, Inc.*	27,700	227,140
Power Integrations, Inc.	14,300	1,146,574
Rambus, Inc.*	49,400	594,776
Rudolph Technologies, Inc.*	15,700	433,791
Semtech Corp.*	165,180	7,936,899
Silicon Laboratories, Inc.*	19,600	2,026,640
SMART Global Holdings, Inc.*	9,800	225,302
SunPower Corp. (x)*	21,300	227,697
Synaptics, Inc.*	19,200	559,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Ultra Clean Holdings, Inc.*	3,200	$44,544
Universal Display Corp.	71,239	13,397,206
Veeco Instruments, Inc.*	17,049	208,339
Xperi Corp.	25,500	525,045

		62,029,631

Software (10.5%)
8x8, Inc.*	43,800	1,055,580
A10 Networks, Inc.*	7,600	51,832
ACI Worldwide, Inc.*	53,281	1,829,670
Agilysys, Inc.*	10,050	215,774
Alarm.com Holdings, Inc.*	17,100	914,850
Altair Engineering, Inc., Class A (x)*	17,900	722,981
Amber Road, Inc.*	3,500	45,710
American Software, Inc., Class A	14,600	191,990
Anaplan, Inc.*	160,700	8,110,529
ANSYS, Inc.*	78,120	16,000,538
Appfolio, Inc., Class A*	7,000	715,890
Appian Corp.*	14,500	523,015
Aspen Technology, Inc.*	158,429	19,689,556
Avalara, Inc.*	189,670	13,694,174
Avaya Holdings Corp.*	49,400	588,354
Benefitfocus, Inc. (x)*	12,800	347,520
Blackbaud, Inc.	22,800	1,903,800
Blackline, Inc.*	19,800	1,059,498
Bottomline Technologies DE, Inc.*	19,000	840,560
Box, Inc., Class A*	75,500	1,329,555
Carbon Black, Inc.*	25,900	433,048
ChannelAdvisor Corp.*	1,100	9,636
Cision Ltd.*	42,500	498,525
Cloudera, Inc.*	139,413	733,312
CommVault Systems, Inc.*	20,200	1,002,324
Cornerstone OnDemand, Inc.*	26,300	1,523,559
Digimarc Corp. (x)*	4,900	217,511
Digital Turbine, Inc.*	16,800	84,000
Domo, Inc., Class B (x)*	7,700	210,364
Ebix, Inc. (x)	13,100	657,882
eGain Corp.*	1,700	13,838
Envestnet, Inc.*	21,600	1,476,792
Everbridge, Inc.*	15,100	1,350,242
Five9, Inc.*	30,800	1,579,732
ForeScout Technologies, Inc.*	18,800	636,568
GTY Technology Holdings, Inc.*	2,600	17,810
Guidewire Software, Inc.*	108,523	11,002,062
HubSpot, Inc.*	82,301	14,033,967
Ideanomics, Inc.*	5,000	12,300
Instructure, Inc.*	14,800	629,000
Intelligent Systems Corp.*	1,700	48,943
j2 Global, Inc. (x)	24,000	2,133,360
LivePerson, Inc.*	27,200	762,688
Majesco*	300	2,793
MicroStrategy, Inc., Class A*	4,000	573,240
Mitek Systems, Inc.*	12,600	125,244
MobileIron, Inc.*	9,100	56,420
Model N, Inc.*	15,100	294,450
Monotype Imaging Holdings, Inc.	25,800	434,472
New Relic, Inc.*	148,244	12,824,588
OneSpan, Inc.*	14,300	202,631
Phunware, Inc.*	4,600	14,306
Progress Software Corp.	22,850	996,717
PROS Holdings, Inc.*	15,050	952,063
Q2 Holdings, Inc.*	20,900	1,595,924
QAD, Inc., Class A	3,100	124,651
Qualys, Inc.*	15,100	1,314,908
Rapid7, Inc.*	22,300	1,289,832
Rimini Street, Inc.*	1,100	5,830
SailPoint Technologies Holding, Inc.*	47,000	941,880
SecureWorks Corp., Class A (x)*	4,500	59,805
SharpSpring, Inc.*	1,900	24,681
ShotSpotter, Inc.*	1,400	61,880
Smartsheet, Inc., Class A*	187,435	9,071,854
Splunk, Inc.*	88,351	11,110,138
SPS Commerce, Inc.*	8,700	889,227
SVMK, Inc.*	38,900	642,239
Synchronoss Technologies, Inc.*	3,900	30,849
Tableau Software, Inc., Class A*	91,150	15,132,723
Telaria, Inc.*	8,000	60,160
Telenav, Inc.*	3,300	26,400
Tenable Holdings, Inc.*	23,800	679,252
TiVo Corp.	68,997	508,508
Trade Desk, Inc. (The), Class A*	53,708	12,233,608
Upland Software, Inc.*	10,400	473,512
Varonis Systems, Inc.*	13,100	811,414
Verint Systems, Inc.*	30,321	1,630,663
VirnetX Holding Corp.*	3,100	19,251
Workiva, Inc.*	16,300	946,867
Yext, Inc.*	38,300	769,447
Zendesk, Inc.*	193,493	17,226,682
Zix Corp.*	6,800	61,812
Zoom Video Communications, Inc., Class A (x)*	20,084	1,783,258
Zuora, Inc., Class A*	39,600	606,672

		205,509,690

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp. (x)*	56,000	509,600
AstroNova, Inc.	600	15,504
Avid Technology, Inc.*	4,200	38,304
Cray, Inc.*	24,700	860,054
Diebold Nixdorf, Inc.*	34,700	317,852
Electronics For Imaging, Inc.*	23,049	850,738
Immersion Corp. (x)*	12,800	97,408
Sonim Technologies, Inc.*	2,000	25,460
Stratasys Ltd.*	27,900	819,423

		3,534,343

Total Information Technology		401,761,110

Materials (2.5%)
Chemicals (1.6%)
AdvanSix, Inc.*	14,600	356,678
American Vanguard Corp.	8,300	127,903

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Amyris, Inc.*	6,600	$23,496
Balchem Corp.	16,600	1,659,502
Chase Corp.	3,600	387,504
Ferro Corp.*	44,554	703,953
FMC Corp.	141,180	11,710,881
FutureFuel Corp.	2,200	25,718
GCP Applied Technologies, Inc.*	37,000	837,680
Hawkins, Inc.	400	17,364
HB Fuller Co.	26,900	1,248,160
Ingevity Corp.*	19,600	2,061,332
Innophos Holdings, Inc.	8,300	241,613
Innospec, Inc.	12,300	1,122,252
Intrepid Potash, Inc.*	3,900	13,104
Koppers Holdings, Inc.*	2,900	85,144
Kraton Corp.*	13,600	422,552
Kronos Worldwide, Inc.	3,900	59,748
Livent Corp.*	69,100	478,172
LSB Industries, Inc.*	5,100	19,890
Minerals Technologies, Inc.	16,000	856,160
Orion Engineered Carbons SA	27,600	590,916
PolyOne Corp.	36,684	1,151,511
PQ Group Holdings, Inc.*	17,600	278,960
Quaker Chemical Corp.	7,000	1,420,160
Rayonier Advanced Materials, Inc. (x)	25,600	166,144
Sensient Technologies Corp.	21,900	1,609,212
Stepan Co.	11,600	1,066,156
Trecora Resources*	1,700	16,269
Tredegar Corp.	7,300	121,326
Trinseo SA	21,600	914,544
Tronox Holdings plc, Class A	41,000	523,980
Valhi, Inc.	6,600	19,602

		30,337,586

Construction Materials (0.1%)
Forterra, Inc.*	3,300	16,401
Summit Materials, Inc., Class A*	53,446	1,028,835
United States Lime & Minerals, Inc.	300	24,000
US Concrete, Inc. (x)*	7,400	367,706

		1,436,942

Containers & Packaging (0.0%)
Greif, Inc., Class A	11,500	374,325
Greif, Inc., Class B	700	30,555
Myers Industries, Inc.	15,800	304,466
UFP Technologies, Inc.*	600	24,966

		734,312

Metals & Mining (0.6%)
AK Steel Holding Corp. (x)*	160,942	381,432
Allegheny Technologies, Inc.*	57,400	1,446,480
Carpenter Technology Corp.	21,800	1,045,964
Century Aluminum Co.*	16,100	111,251
Cleveland-Cliffs, Inc. (x)	139,527	1,488,753
Coeur Mining, Inc.*	79,770	346,202
Commercial Metals Co.	64,900	1,158,465
Compass Minerals International, Inc.	16,500	906,675
Gold Resource Corp.	5,200	17,576
Haynes International, Inc.	1,100	34,991
Hecla Mining Co.	186,521	335,738
Kaiser Aluminum Corp.	8,100	790,641
Materion Corp.	12,600	854,406
Novagold Resources, Inc.*	107,400	634,734
Olympic Steel, Inc.	1,000	13,650
Ramaco Resources, Inc.*	3,800	20,216
Ryerson Holding Corp.*	1,100	9,163
Schnitzer Steel Industries, Inc., Class A	9,500	248,615
SunCoke Energy, Inc.*	19,830	176,090
Synalloy Corp.	300	4,686
TimkenSteel Corp.*	10,200	82,926
Warrior Met Coal, Inc.	26,300	686,956
Worthington Industries, Inc.	25,099	1,010,486

		11,806,096

Paper & Forest Products (0.2%)
Boise Cascade Co.	17,900	503,169
Clearwater Paper Corp.*	4,928	91,119
Louisiana-Pacific Corp.	57,600	1,510,272
Neenah, Inc.	10,100	682,255
PH Glatfelter Co.	19,800	334,224
Schweitzer-Mauduit International, Inc.	16,000	530,880
Verso Corp., Class A*	12,700	241,935

		3,893,854

Total Materials		48,208,790

Real Estate (3.7%)
Equity Real Estate Investment Trusts (REITs) (3.4%)
Acadia Realty Trust (REIT)	38,586	1,056,099
Agree Realty Corp. (REIT)	17,500	1,120,875
Alexander & Baldwin, Inc. (REIT)	38,251	883,598
Alexander’s, Inc. (REIT)	1,000	370,300
American Assets Trust, Inc. (REIT)	21,596	1,017,604
American Finance Trust, Inc. (REIT)	49,600	540,640
Armada Hoffler Properties, Inc. (REIT)	18,700	309,485
Ashford Hospitality Trust, Inc. (REIT)	28,650	85,090
Bluerock Residential Growth REIT, Inc. (REIT)	6,600	77,550
Braemar Hotels & Resorts, Inc. (REIT)	5,500	54,450
BRT Apartments Corp. (REIT)	900	12,717
CareTrust REIT, Inc. (REIT)	44,300	1,053,454
CatchMark Timber Trust, Inc. (REIT), Class A	8,200	85,690
CBL & Associates Properties, Inc. (REIT)	29,200	30,368
Cedar Realty Trust, Inc. (REIT)	3,000	7,950
Chatham Lodging Trust (REIT)	22,400	422,688
Chesapeake Lodging Trust (REIT)	30,620	870,220
CIM Commercial Trust Corp. (REIT)	200	4,124
Clipper Realty, Inc. (REIT)	3,900	43,602

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Community Healthcare Trust, Inc. (REIT)	8,200	$323,162
CoreCivic, Inc. (REIT)	56,000	1,162,560
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	1,600	63,456
CorePoint Lodging, Inc. (REIT)	7,350	91,067
DiamondRock Hospitality Co. (REIT)	94,508	977,213
Easterly Government Properties, Inc. (REIT)	28,600	517,946
EastGroup Properties, Inc. (REIT)	17,180	1,992,536
Essential Properties Realty Trust, Inc. (REIT)	30,100	603,204
Farmland Partners, Inc. (REIT) (x)	6,600	46,530
First Industrial Realty Trust, Inc. (REIT)	60,700	2,230,118
Four Corners Property Trust, Inc. (REIT)	31,500	860,895
Franklin Street Properties Corp. (REIT)	65,080	480,290
Front Yard Residential Corp. (REIT)	13,700	167,414
GEO Group, Inc. (The) (REIT)	59,371	1,247,385
Getty Realty Corp. (REIT)	13,664	420,305
Gladstone Commercial Corp. (REIT)	21,500	456,230
Gladstone Land Corp. (REIT) (x)	2,800	32,284
Global Medical REIT, Inc. (REIT)	5,100	53,550
Global Net Lease, Inc. (REIT)	39,200	769,104
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,100	960,938
Healthcare Realty Trust, Inc. (REIT)	59,600	1,866,672
Hersha Hospitality Trust (REIT)	18,932	313,135
Independence Realty Trust, Inc. (REIT)	57,200	661,804
Industrial Logistics Properties Trust (REIT)	32,606	678,857
Innovative Industrial Properties, Inc. (REIT) (x)	4,200	518,952
Investors Real Estate Trust (REIT)	5,632	330,429
iStar, Inc. (REIT) (x)	32,000	397,440
Jernigan Capital, Inc. (REIT) (x)	3,300	67,650
Kite Realty Group Trust (REIT)	45,782	692,682
Lexington Realty Trust (REIT)	102,545	964,948
LTC Properties, Inc. (REIT)	21,800	995,388
Mack-Cali Realty Corp. (REIT)	46,100	1,073,669
Monmouth Real Estate Investment Corp. (REIT)	53,513	725,101
National Health Investors, Inc. (REIT)	20,200	1,576,206
National Storage Affiliates Trust (REIT)	31,900	923,186
New Senior Investment Group, Inc. (REIT) (x)	22,200	149,184
NexPoint Residential Trust, Inc. (REIT)	8,700	360,180
NorthStar Realty Europe Corp. (REIT)	31,100	510,973
Office Properties Income Trust (REIT)	26,912	706,978
One Liberty Properties, Inc. (REIT)	2,400	69,504
Pebblebrook Hotel Trust (REIT)	67,228	1,894,485
Pennsylvania REIT (REIT) (x)	14,600	94,900
Physicians Realty Trust (REIT)	84,300	1,470,192
Piedmont Office Realty Trust, Inc. (REIT), Class A	60,400	1,203,772
PotlatchDeltic Corp. (REIT)	33,736	1,315,029
Preferred Apartment Communities, Inc. (REIT), Class A	17,000	254,150
PS Business Parks, Inc. (REIT)	10,220	1,722,377
QTS Realty Trust, Inc. (REIT), Class A	24,400	1,126,792
Retail Opportunity Investments Corp. (REIT)	51,500	882,195
Retail Value, Inc. (REIT)	1,000	34,800
Rexford Industrial Realty, Inc. (REIT)	48,200	1,945,834
RLJ Lodging Trust (REIT)	80,687	1,431,387
RPT Realty (REIT)	48,260	584,429
Ryman Hospitality Properties, Inc. (REIT)	20,716	1,679,860
Sabra Health Care REIT, Inc. (REIT)	93,943	1,849,738
Safehold, Inc. (REIT) (x)	1,400	42,280
Saul Centers, Inc. (REIT)	4,900	275,037
Senior Housing Properties Trust (REIT)	109,900	908,873
Seritage Growth Properties (REIT), Class A (x)	19,400	833,424
Spirit MTA REIT (REIT)	9,500	79,230
STAG Industrial, Inc. (REIT)	58,700	1,775,088
Summit Hotel Properties, Inc. (REIT)	47,700	547,119
Sunstone Hotel Investors, Inc. (REIT)	110,114	1,509,663
Tanger Factory Outlet Centers, Inc. (REIT) (x)	43,300	701,893
Terreno Realty Corp. (REIT)	28,800	1,412,352
UMH Properties, Inc. (REIT) (x)	5,500	68,255
Uniti Group, Inc. (REIT)	85,900	816,050
Universal Health Realty Income Trust (REIT)	7,650	649,715
Urban Edge Properties (REIT)	48,700	843,971
Urstadt Biddle Properties, Inc. (REIT), Class A	11,970	251,370
Washington Prime Group, Inc. (REIT) (x)	97,000	370,540
Washington REIT (REIT)	36,700	980,991
Whitestone REIT (REIT)	5,300	67,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Xenia Hotels & Resorts, Inc. (REIT)	59,700	$1,244,745

		65,953,422

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA*	3,200	62,912
Consolidated-Tomoka Land Co.	700	41,790
Cushman & Wakefield plc*	47,600	851,088
eXp World Holdings, Inc.*	2,000	22,260
Forestar Group, Inc.*	6,249	122,168
FRP Holdings, Inc.*	2,300	128,271
HFF, Inc., Class A	21,500	977,820
Kennedy-Wilson Holdings, Inc.	58,103	1,195,179
Marcus & Millichap, Inc.*	9,200	283,820
Maui Land & Pineapple Co., Inc.*	2,200	22,638
Newmark Group, Inc., Class A	72,640	652,307
Rafael Holdings, Inc., Class B*	600	17,250
RE/MAX Holdings, Inc., Class A	5,200	159,952
Realogy Holdings Corp.	52,800	382,272
Redfin Corp. (x)*	42,273	760,069
RMR Group, Inc. (The), Class A	2,635	123,792
St Joe Co. (The)*	2,900	50,112
Stratus Properties, Inc.*	300	9,729
Tejon Ranch Co.*	4,400	72,996
Transcontinental Realty Investors, Inc. (x)*	100	2,563

		5,938,988

Total Real Estate		71,892,410

Utilities (1.8%)
Electric Utilities (0.5%)
ALLETE, Inc.	24,100	2,005,361
El Paso Electric Co.	20,500	1,340,700
Genie Energy Ltd., Class B	2,300	24,495
MGE Energy, Inc.	17,800	1,300,824
Otter Tail Corp.	18,200	961,142
PNM Resources, Inc.	40,300	2,051,673
Portland General Electric Co.	42,600	2,307,642
Spark Energy, Inc., Class A	1,700	19,023

		10,010,860

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	8,040	763,961
New Jersey Resources Corp.	40,300	2,005,731
Northwest Natural Holding Co.	13,500	938,250
ONE Gas, Inc.	23,600	2,131,080
RGC Resources, Inc.	100	3,052
South Jersey Industries, Inc.	49,100	1,656,143
Southwest Gas Holdings, Inc.	26,300	2,357,006
Spire, Inc.	22,500	1,888,200

		11,743,423

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	4,600	11,132
Clearway Energy, Inc., Class A	2,200	35,596
Clearway Energy, Inc., Class C	34,592	583,221
Ormat Technologies, Inc.	19,200	1,217,088
Pattern Energy Group, Inc., Class A	49,100	1,133,719
TerraForm Power, Inc., Class A	34,500	493,350

		3,474,106

Multi-Utilities (0.3%)
Avista Corp.	32,500	1,449,500
Black Hills Corp.	28,000	2,188,760
NorthWestern Corp.	22,891	1,651,586
Unitil Corp.	6,200	371,318

		5,661,164

Water Utilities (0.2%)
American States Water Co.	17,500	1,316,700
AquaVenture Holdings Ltd.*	900	17,973
Artesian Resources Corp., Class A	200	7,434
Cadiz, Inc.*	1,700	19,125
California Water Service Group	23,000	1,164,490
Connecticut Water Service, Inc.	5,200	362,544
Consolidated Water Co. Ltd.	500	7,130
Global Water Resources, Inc.	1,200	12,528
Middlesex Water Co.	6,500	385,125
Pure Cycle Corp.*	300	3,180
SJW Group	15,500	941,935
York Water Co. (The)	200	7,144

		4,245,308

Total Utilities		35,134,861

Total Common Stocks (98.7%) (Cost $1,265,861,555)		1,923,098,152

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	56,900	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Schulman, Inc., CVR (r)*	18,100	7,100

Total Consumer Staples		7,100

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR (r)*	8,400	1,635

Total Financials		1,635

Health Care (0.0%)
Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR (r)*	5,500	—

Total Health Care		—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Rights	Value (Note 1)
Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 7/18/19*	11,880	$503

Total Industrials		503

Total Rights (0.0%) (Cost $33,010)		9,238

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.9%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $400,087, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $408,000. (xx)	$400,000	400,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $50,350, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $51,345. (xx)	50,338	50,338
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $11,005,155, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $11,220,000. (xx)	11,000,000	11,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $2,836,406, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $2,893,135. (xx)	2,835,816	2,835,816
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $300,063, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $307,211. (xx)	300,000	300,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $7,003,239, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/25/19-2/15/49; total market value $7,140,000. (xx)	7,000,000	7,000,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $5,002,314, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 8/22/19-2/15/48; total market value $5,100,000. (xx)	5,000,000	5,000,000
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $5,001,029, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $5,387,840. (xx)	5,000,000	5,000,000
Societe Generale SA, 2.50%, dated 6/28/19, due 7/5/19, repurchase price $6,002,917, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $6,465,409. (xx)	6,000,000	6,000,000

Total Repurchase Agreements		37,586,154

Total Short-Term Investments (1.9%) (Cost $37,586,154)		37,586,154

Total Investments in Securities (100.6%) (Cost $1,303,480,719)		1,960,693,544
Other Assets Less Liabilities (-0.6%)		(11,194,820)

Net Assets (100%)		$1,949,498,724

*	Non-income producing.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $124,605,507. This was collateralized by $91,071,663 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $37,586,154 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	149	9/2019	USD	11,674,895	123,331

					123,331

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$29,521,120	$—	$—		$29,521,120
Consumer Discretionary	298,656,907	7,812	—		298,664,719
Consumer Staples	31,664,102	20,424	—		31,684,526
Energy	53,402,287	—	—		53,402,287
Financials	218,095,008	—	—		218,095,008
Health Care	381,582,058	—	—		381,582,058
Industrials	353,120,441	30,822	—		353,151,263
Information Technology	401,761,110	—	—		401,761,110
Materials	48,208,790	—	—		48,208,790
Real Estate	71,892,410	—	—		71,892,410
Utilities	35,134,861	—	—		35,134,861
Futures	123,331	—	—		123,331
Rights
Communication Services	—	—	—	(a)	—	(a)
Consumer Staples	—	—	7,100		7,100
Financials	—	—	1,635		1,635
Health Care	—	—	—	(a)	—	(a)
Industrials	—	503	—		503
Short-Term Investments
Repurchase Agreements	—	37,586,154	—		37,586,154

Total Assets	$1,923,162,425	$37,645,715	$8,735		$1,960,816,875

Total Liabilities	$—	$—	$—		$—

Total	$1,923,162,425	$37,645,715	$8,735		$1,960,816,875

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$123,331	*

Total		$123,331

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,184,809	$1,184,809

Total	$1,184,809	$1,184,809

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$290,232	$290,232

Total	$290,232	$290,232

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $9,396,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$383,681,632
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$544,535,722

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$767,568,144
Aggregate gross unrealized depreciation	(115,351,844)

Net unrealized appreciation	$652,216,300

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,308,600,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,265,894,565)	$1,923,107,390
Repurchase Agreements (Cost $37,586,154)	37,586,154
Cash	20,844,714
Cash held as collateral at broker for futures	1,780,000
Receivable for securities sold	83,393,644
Dividends, interest and other receivables	1,086,202
Receivable for Portfolio shares sold	536,833
Securities lending income receivable	74,735
Due from broker for futures variation margin	69,172
Other assets	20,951

Total assets	2,068,499,795

LIABILITIES
Payable for securities purchased	79,484,033
Payable for return of collateral on securities loaned	37,586,154
Investment management fees payable	823,129
Payable for Portfolio shares redeemed	544,577
Administrative fees payable	190,887
Distribution fees payable – Class IB	155,367
Distribution fees payable – Class IA	104,660
Trustees’ fees payable	848
Accrued expenses	111,416

Total liabilities	119,001,071

NET ASSETS	$1,949,498,724

Net assets were comprised of:
Paid in capital	$1,193,884,938
Total distributable earnings (loss)	755,613,786

Net assets	$1,949,498,724

Class IA
Net asset value, offering and redemption price per share, $521,814,864 / 27,152,359 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.22

Class IB
Net asset value, offering and redemption price per share, $774,182,354 / 44,078,652 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.56

Class K
Net asset value, offering and redemption price per share, $653,501,506 / 33,955,419 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.25

(x)	Includes value of securities on loan of $124,605,507.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $854 foreign withholding tax)	$8,746,463
Interest	283,098
Securities lending (net)	646,037

Total income	9,675,598

EXPENSES
Investment management fees	5,018,943
Administrative fees	1,180,011
Distribution fees – Class IB	934,951
Distribution fees – Class IA	629,478
Custodian fees	86,899
Printing and mailing expenses	73,289
Professional fees	50,103
Trustees’ fees	29,053
Miscellaneous	21,839

Total expenses	8,024,566

NET INVESTMENT INCOME (LOSS)	1,651,032

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	86,551,225
Futures contracts	1,184,809

Net realized gain (loss)	87,736,034

Change in unrealized appreciation (depreciation) on:
Investments in securities	292,521,888
Futures contracts	290,232

Net change in unrealized appreciation (depreciation)	292,812,120

NET REALIZED AND UNREALIZED GAIN (LOSS)	380,548,154

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$382,199,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,651,032	$3,317,322
Net realized gain (loss)	87,736,034	302,722,889
Net change in unrealized appreciation (depreciation)	292,812,120	(440,720,738)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	382,199,186	(134,680,527)

Distributions to shareholders:
Class IA	—	(78,780,311)
Class IB	—	(126,216,361)
Class K	—	(113,764,026)

Total distributions to shareholders	—	(318,760,698)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 722,268 and 1,008,411 shares, respectively ]	12,931,196	21,851,816
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,640,492 shares, respectively ]	—	78,780,311
Capital shares repurchased [ (1,807,795) and (3,019,325) shares, respectively ]	(33,061,917)	(64,380,589)

Total Class IA transactions	(20,130,721)	36,251,538

Class IB
Capital shares sold [ 1,696,772 and 3,044,300 shares, respectively ]	28,448,265	61,572,940
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,127,598 shares, respectively ]	—	126,216,361
Capital shares repurchased [ (3,462,840) and (5,837,754) shares, respectively ]	(57,872,510)	(115,694,407)

Total Class IB transactions	(29,424,245)	72,094,894

Class K
Capital shares sold [ 359,150 and 2,387,267 shares, respectively ]	6,445,200	50,719,220
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,708,267 shares, respectively ]	—	113,764,026
Capital shares repurchased [ (6,720,282) and (6,938,377) shares, respectively ]	(121,860,253)	(149,643,220)

Total Class K transactions	(115,415,053)	14,840,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(164,970,019)	123,186,458

TOTAL INCREASE (DECREASE) IN NET ASSETS	217,229,167	(330,254,767)
NET ASSETS:
Beginning of period	1,732,269,557	2,062,524,324

End of period	$1,949,498,724	$1,732,269,557

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.68	$20.35	$18.11	$17.21	$19.95	$21.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	0.01	0.05	(0.02)	(0.02)†
Net realized and unrealized gain (loss)	3.53	(1.39)	4.04	2.11	(0.58)	0.79

Total from investment operations	3.54	(1.38)	4.05	2.16	(0.60)	0.77

Less distributions:
Dividends from net investment income	—	(0.01)	(0.05)	(0.06)	—	—
Distributions from net realized gains	—	(3.28)	(1.76)	(1.20)	(2.14)	(2.34)

Total dividends and distributions	—	(3.29)	(1.81)	(1.26)	(2.14)	(2.34)

Net asset value, end of period	$19.22	$15.68	$20.35	$18.11	$17.21	$19.95

Total return (b)	22.58%	(7.91)%	22.68%	12.61%	(2.91)%	3.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$521,815	$442,831	$521,011	$468,126	$448,501	$498,752
Ratio of expenses to average net assets (a)(f)	0.93%	0.92%	0.94%	0.95%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets (a)(f)	0.09%	0.07%	0.06%	0.30%	(0.08)%	(0.10)%
Portfolio turnover rate (z)^	20%	46%	40%	37%	38%	37%

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.33	$18.88	$16.91	$16.15	$18.86	$20.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	0.01	0.05	(0.02)	(0.02)†
Net realized and unrealized gain (loss)	3.22	(1.27)	3.77	1.97	(0.55)	0.76

Total from investment operations	3.23	(1.26)	3.78	2.02	(0.57)	0.74

Less distributions:
Dividends from net investment income	—	(0.01)	(0.05)	(0.06)	—	—
Distributions from net realized gains	—	(3.28)	(1.76)	(1.20)	(2.14)	(2.34)

Total dividends and distributions	—	(3.29)	(1.81)	(1.26)	(2.14)	(2.34)

Net asset value, end of period	$17.56	$14.33	$18.88	$16.91	$16.15	$18.86

Total return (b)	22.54%	(7.89)%	22.69%	12.55%	(2.92)%	3.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$774,182	$657,055	$764,841	$684,307	$681,187	$740,667
Ratio of expenses to average net assets (a)(f)	0.93%	0.92%	0.94%	0.95%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets (a)(f)	0.09%	0.07%	0.06%	0.30%	(0.08)%	(0.10)%
Portfolio turnover rate (z)^	20%	46%	40%	37%	38%	37%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.69	$20.35	$18.11	$17.22	$19.96	$21.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.07	0.06	0.09	0.03	0.03
Net realized and unrealized gain (loss)	3.53	(1.39)	4.04	2.11	(0.59)	0.75

Total from investment operations	3.56	(1.32)	4.10	2.20	(0.56)	0.78

Less distributions:
Dividends from net investment income	—	(0.06)	(0.10)	(0.11)	(0.04)	—
Distributions from net realized gains	—	(3.28)	(1.76)	(1.20)	(2.14)	(2.34)

Total dividends and distributions	—	(3.34)	(1.86)	(1.31)	(2.18)	(2.34)

Net asset value, end of period	$19.25	$15.69	$20.35	$18.11	$17.22	$19.96

Total return (b)	22.69%	(7.60)%	22.95%	12.83%	(2.66)%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$653,502	$632,384	$776,673	$678,247	$669,892	$847,562
Ratio of expenses to average net assets (a)(f)	0.68%	0.67%	0.69%	0.70%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets (a)(f)	0.33%	0.32%	0.31%	0.55%	0.16%	0.14%
Portfolio turnover rate (z)^	20%	46%	40%	37%	38%	37%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	21.9%
Industrials	17.7
Health Care	10.6
Utilities	9.4
Consumer Discretionary	8.5
Consumer Staples	7.3
Information Technology	5.9
Real Estate	4.9
Energy	4.7
Exchange Traded Fund	3.2
Materials	2.9
Repurchase Agreements	0.3
Investment Company	0.1
Cash and Other	2.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,170.87	$5.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.86	4.98

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.99%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.5%)
Auto Components (1.2%)
Aptiv plc	9,448	$763,682
BorgWarner, Inc.	71,643	3,007,573

		3,771,255

Automobiles (1.7%)
Honda Motor Co. Ltd. (ADR) (x)	121,861	3,148,888
Thor Industries, Inc.	36,930	2,158,559

		5,307,447

Distributors (0.8%)
Genuine Parts Co.	23,621	2,446,663

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	63,686	2,964,583
Sodexo SA	25,000	2,922,347

		5,886,930

Household Durables (1.1%)
PulteGroup, Inc.	107,487	3,398,739

Multiline Retail (0.7%)
Target Corp.	24,503	2,122,205

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	25,671	3,956,928

Total Consumer Discretionary		26,890,167

Consumer Staples (7.3%)
Beverages (0.4%)
Molson Coors Brewing Co., Class B	24,266	1,358,896

Food & Staples Retailing (1.9%)
Koninklijke Ahold Delhaize NV	139,600	3,139,543
Sysco Corp.	42,016	2,971,371

		6,110,914

Food Products (4.0%)
Conagra Brands, Inc.	104,801	2,779,323
JM Smucker Co. (The)	14,394	1,658,045
Kellogg Co.	28,202	1,510,781
Mondelez International, Inc., Class A	37,860	2,040,654
Orkla ASA	499,654	4,432,804

		12,421,607

Household Products (1.0%)
Kimberly-Clark Corp.	23,031	3,069,572

Total Consumer Staples		22,960,989

Energy (4.7%)
Energy Equipment & Services (1.3%)
Baker Hughes a GE Co.	121,875	3,001,781
Halliburton Co.	20,644	469,445
National Oilwell Varco, Inc.	24,935	554,305

		4,025,531

Oil, Gas & Consumable Fuels (3.4%)
Cimarex Energy Co.	18,913	1,122,108
Devon Energy Corp.	72,880	2,078,538
EQT Corp.	107,514	1,699,796
Equitrans Midstream Corp.	83,095	1,637,802
Imperial Oil Ltd.	56,218	1,556,615
Noble Energy, Inc.	118,418	2,652,563

		10,747,422

Total Energy		14,772,953

Financials (21.9%)
Banks (9.6%)
BB&T Corp.	137,592	6,759,895
Comerica, Inc.	54,586	3,965,127
Commerce Bancshares, Inc.	50,640	3,021,182
First Hawaiian, Inc.	144,479	3,737,672
M&T Bank Corp.	22,252	3,784,398
Prosperity Bancshares, Inc. (x)	24,389	1,610,893
SunTrust Banks, Inc.	22,343	1,404,258
UMB Financial Corp.	54,267	3,571,854
Westamerica Bancorp	38,754	2,387,634

		30,242,913

Capital Markets (6.0%)
Ameriprise Financial, Inc.	31,730	4,605,927
Invesco Ltd.	109,716	2,244,789
Northern Trust Corp.	103,552	9,319,680
State Street Corp.	47,344	2,654,105

		18,824,501

Insurance (5.3%)
Aflac, Inc.	37,783	2,070,886
Arthur J Gallagher & Co.	9,579	839,025
Brown & Brown, Inc.	47,837	1,602,540
Chubb Ltd.	32,210	4,744,211
ProAssurance Corp.	57,692	2,083,258
Reinsurance Group of America, Inc.	20,677	3,226,232
Torchmark Corp.	12,487	1,117,087
Travelers Cos., Inc. (The)	7,875	1,177,470

		16,860,709

Thrifts & Mortgage Finance (1.0%)
Capitol Federal Financial, Inc.	225,559	3,105,947

Total Financials		69,034,070

Health Care (10.6%)
Health Care Equipment & Supplies (4.4%)
Hologic, Inc.*	45,846	2,201,525
Siemens Healthineers AG (m)	55,655	2,348,517
Zimmer Biomet Holdings, Inc.	77,971	9,180,306

		13,730,348

Health Care Providers & Services (5.3%)
Cardinal Health, Inc.	84,225	3,966,998
Henry Schein, Inc.*	32,513	2,272,659
McKesson Corp.	24,225	3,255,598
Quest Diagnostics, Inc.	42,119	4,288,135
Universal Health Services, Inc., Class B	22,647	2,952,942

		16,736,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Technology (0.9%)
Cerner Corp.	38,607	$2,829,893

Total Health Care		33,296,573

Industrials (17.7%)
Aerospace & Defense (1.3%)
BAE Systems plc	466,194	2,932,981
Textron, Inc.	21,619	1,146,672

		4,079,653

Airlines (1.5%)
Southwest Airlines Co.	93,778	4,762,047

Building Products (1.3%)
Johnson Controls International plc	101,081	4,175,656

Commercial Services & Supplies (0.5%)
Republic Services, Inc.	18,515	1,604,140

Electrical Equipment (6.8%)
Eaton Corp. plc	39,499	3,289,477
Emerson Electric Co.	80,026	5,339,335
Hubbell, Inc.	56,640	7,385,856
nVent Electric plc	109,211	2,707,340
Schneider Electric SE	29,910	2,712,690

		21,434,698

Machinery (3.8%)
Atlas Copco AB, Class B	81,914	2,349,939
Cummins, Inc.	24,769	4,243,921
IMI plc	239,740	3,160,272
PACCAR, Inc.	29,884	2,141,487

		11,895,619

Road & Rail (1.0%)
Heartland Express, Inc.	165,356	2,987,983

Trading Companies & Distributors (1.5%)
MSC Industrial Direct Co., Inc., Class A	63,009	4,679,048

Total Industrials		55,618,844

Information Technology (5.9%)
Electronic Equipment, Instruments & Components (1.0%)
TE Connectivity Ltd.	33,761	3,233,628

Semiconductors & Semiconductor Equipment (4.2%)
Applied Materials, Inc.	118,341	5,314,695
Maxim Integrated Products, Inc.	71,310	4,265,764
Microchip Technology, Inc. (x)	27,239	2,361,621
Teradyne, Inc.	24,067	1,153,050

		13,095,130

Technology Hardware, Storage & Peripherals (0.7%)
HP, Inc.	110,142	2,289,852

Total Information Technology		18,618,610

Materials (2.9%)
Containers & Packaging (2.9%)
Graphic Packaging Holding Co.	285,509	3,991,416
Packaging Corp. of America	29,346	2,797,260
Sonoco Products Co.	23,415	1,529,936
Westrock Co.	25,923	945,412

Total Materials		9,264,024

Real Estate (4.9%)
Equity Real Estate Investment Trusts (REITs) (4.9%)
American Tower Corp. (REIT)	6,904	1,411,523
Empire State Realty Trust, Inc. (REIT), Class A	156,656	2,320,075
MGM Growth Properties LLC (REIT), Class A	102,068	3,128,384
Piedmont Office Realty Trust, Inc. (REIT), Class A	131,550	2,621,792
Weyerhaeuser Co. (REIT)	229,647	6,048,902

Total Real Estate		15,530,676

Utilities (9.4%)
Electric Utilities (4.6%)
Edison International	31,903	2,150,581
Eversource Energy	29,509	2,235,602
Pinnacle West Capital Corp.	41,307	3,886,576
Xcel Energy, Inc.	106,111	6,312,543

		14,585,302

Gas Utilities (1.6%)
Atmos Energy Corp.	22,396	2,364,122
Spire, Inc.	29,680	2,490,745

		4,854,867

Multi-Utilities (3.2%)
Ameren Corp.	45,782	3,438,686
NorthWestern Corp.	56,140	4,050,501
WEC Energy Group, Inc.	31,083	2,591,390

		10,080,577

Total Utilities		29,520,746

Total Common Stocks (93.8%) (Cost $286,293,112)		295,507,652

EXCHANGE TRADED FUND (ETF):
Equity (3.2%)
iShares Russell Mid-Cap Value ETF (x)	111,720	9,957,604

Total Exchange Traded Fund (3.2%) (Cost $9,509,596)		9,957,604

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	162,563	162,628

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $500,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $510,000. (xx)	$500,000	500,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $483,753, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $493,428. (xx)	$483,652	$483,652

Total Repurchase Agreements		983,652

Total Short-Term Investments (0.4%) (Cost $1,146,280)		1,146,280

Total Investments in Securities (97.4%) (Cost $296,948,988)		306,611,536
Other Assets Less Liabilities (2.6%)		8,301,018

Net Assets (100%)		$314,912,554

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $2,348,517 or 0.7% of net assets.

(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $3,606,110. This was collateralized by $2,724,622 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/11/19 - 2/15/49 and by cash of $983,652 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	51,608	USD	39,379	Morgan Stanley	9/30/2019	94
USD	1,905,866	JPY	203,752,289	Bank of America	9/30/2019	3,382

Total unrealized appreciation						3,476

USD	1,357,004	CAD	1,790,037	Morgan Stanley	9/30/2019	(12,118)
USD	9,424,533	EUR	8,262,441	Credit Suisse	9/30/2019	(38,068)
USD	5,136,811	GBP	4,036,887	JPMorgan Chase Bank	9/30/2019	(10,462)
USD	3,803,941	NOK	32,439,037	Goldman Sachs	9/30/2019	(8,109)
USD	1,987,613	SEK	18,541,643	Goldman Sachs	9/30/2019	(21,962)

Total unrealized depreciation						(90,719)

Net unrealized depreciation						(87,243)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$23,967,820	$2,922,347	$—	$26,890,167
Consumer Staples	15,388,642	7,572,347	—	22,960,989
Energy	14,772,953	—	—	14,772,953
Financials	69,034,070	—	—	69,034,070
Health Care	30,948,056	2,348,517	—	33,296,573
Industrials	44,462,962	11,155,882	—	55,618,844
Information Technology	18,618,610	—	—	18,618,610
Materials	9,264,024	—	—	9,264,024
Real Estate	15,530,676	—	—	15,530,676
Utilities	29,520,746	—	—	29,520,746
Exchange Traded Fund	9,957,604	—	—	9,957,604
Forward Currency Contracts	—	3,476	—	3,476
Short-Term Investments
Investment Company	162,628	—	—	162,628
Repurchase Agreements	—	983,652	—	983,652

Total Assets	$281,628,791	$24,986,221	$—	$306,615,012

Liabilities:
Forward Currency Contracts	$—	$(90,719)	$—	$(90,719)

Total Liabilities	$—	$(90,719)	$—	$(90,719)

Total	$281,628,791	$24,895,502	$—	$306,524,293

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$3,476

Total		$3,476

	Liability Derivatives
Foreign exchange contracts	Payables	(90,719)

Total		$(90,719)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$143,476	$143,476

Total	$143,476	$143,476

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$36,723	$36,723

Total	$36,723	$36,723

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $19,559,000 during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$3,382	$—	$—	$3,382
Morgan Stanley	94	(94)	—	—

Total	$3,476	$(94)	$—	$3,382

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Credit Suisse	$38,068	$—	$—	$38,068
Goldman Sachs	30,071	—	—	30,071
JPMorgan Chase Bank	10,462	—	—	10,462
Morgan Stanley	12,118	(94)	—	12,024

Total	$90,719	$(94)	$—	$90,625

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$64,632,821
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$56,171,272

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,373,311
Aggregate gross unrealized depreciation	(12,747,698)

Net unrealized appreciation	$9,625,613

Federal income tax cost of investments in securities and derivative instruments, if applicable	$296,898,680

For the six months ended June 30, 2019, the Portfolio incurred approximately $6,573 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $295,965,336)	$305,627,884
Repurchase Agreements (Cost $983,652)	983,652
Cash	8,700,000
Foreign cash (Cost $137,090)	137,081
Receivable for securities sold	1,102,908
Dividends, interest and other receivables	577,865
Receivable for Portfolio shares sold	329,793
Deferred offering cost	17,460
Unrealized appreciation on forward foreign currency contracts	3,476
Securities lending income receivable	1,358
Other assets	3,774

Total assets	317,485,251

LIABILITIES
Payable for securities purchased	1,180,133
Payable for return of collateral on securities loaned	983,652
Investment management fees payable	147,183
Unrealized depreciation on forward foreign currency contracts	90,719
Payable for Portfolio shares redeemed	65,275
Distribution fees payable – Class IB	63,450
Administrative fees payable	24,179
Accrued expenses	18,106

Total liabilities	2,572,697

NET ASSETS	$314,912,554

Net assets were comprised of:
Paid in capital	$301,607,411
Total distributable earnings (loss)	13,305,143

Net assets	$314,912,554

Class IB
Net asset value, offering and redemption price per share, $314,912,554 / 14,732,153 shares outstanding (unlimited amount authorized: $0.01 par value) .	$21.38

(x)	Includes value of securities on loan of $3,606,110.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $73,296 foreign withholding tax)	$3,982,846
Interest	80,006
Securities lending (net)	25,082

Total income	4,087,934

EXPENSES
Investment management fees	1,337,420
Distribution fees – Class IB	371,505
Administrative fees	142,261
Offering costs	27,968
Professional fees	22,881
Printing and mailing expenses	18,673
Custodian fees	10,944
Trustees’ fees	4,423
Miscellaneous	1,275

Gross expenses	1,937,350
Less: Waiver from investment manager	(458,278)

Net expenses	1,479,072

NET INVESTMENT INCOME (LOSS)	2,608,862

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,153,914
Forward foreign currency contracts	143,476
Foreign currency transactions	(2,571)

Net realized gain (loss)	1,294,819

Change in unrealized appreciation (depreciation) on:
Investments in securities	41,169,887
Forward foreign currency contracts	36,723
Foreign currency translations	565

Net change in unrealized appreciation (depreciation)	41,207,175

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,501,994

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,110,856

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,608,862	$1,239,756
Net realized gain (loss)	1,294,819	(205,885)
Net change in unrealized appreciation (depreciation)	41,207,175	(31,631,423)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,110,856	(30,597,552)

Distributions to shareholders:
Class IB	—	(1,354,666)

Tax return of capital:
Class IB	—	(229,137)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 936,594 and 872,438 shares, respectively ]	19,223,893	17,506,281
Capital shares sold in-kind (Note 8) [ 0 and 13,623,602 shares, respectively ]	—	279,556,309
Capital shares issued in reinvestment of dividends [ 0 and 82,925 shares, respectively ]	—	1,583,803
Capital shares repurchased [ (541,344) and (242,062) shares, respectively ]	(11,158,342)	(4,728,891)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,065,551	293,917,502

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,176,407	261,736,147
NET ASSETS:
Beginning of period	261,736,147	—

End of period	$314,912,554	$261,736,147

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$18.26		$20.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.09
Net realized and unrealized gain (loss)	2.94		(2.24)

Total from investment operations	3.12		(2.15)

Less distributions:
Dividends from net investment income	—		(0.09)
Return of capital	—		(0.02)

Total dividends and distributions	—		(0.11)

Net asset value, end of period	$21.38		$18.26

Total return (b)	17.09%		(10.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$314,913		$261,736
Ratio of expenses to average net assets:
After waivers (a)(f)	0.99	%(j)	1.00	%(j)
Before waivers (a)(f)	1.30%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.75%		2.29	%(l)
Before waivers (a)(f)	1.45%		1.95	%(l)
Portfolio turnover rate (z)^	20%		11%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Exchange Traded Funds	98.2%
Cash and Other	1.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 1, 2019, the ‘Hypothetical expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/19†	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,075.00	$4.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.23	5.62
Class K
Actual	1,000.00	1,076.00	3.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.50	4.34

†  Commenced operations on February 1, 2019.

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.12% and 0.87%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 150/365 for the actual example (to reflect the actual number of days the Portfolio was in operation in the period).

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (63.7%)
iShares Core MSCI EAFE ETF	33,400	$2,050,760
iShares Core S&P 500 ETF	9,100	2,682,225
iShares Core S&P Mid-Cap ETF	3,600	699,336
iShares Russell 2000 ETF	4,800	746,400
SPDR S&P 500 ETF Trust	8,800	2,578,400
Vanguard S&P 500 ETF	10,100	2,718,415

Total Equity		11,475,536

Fixed Income (34.5%)
Vanguard Intermediate-Term Corporate Bond ETF	69,000	6,199,650

Total Exchange Traded Funds (98.2%) (Cost $16,957,813)		17,675,186

Total Investments in Securities (98.2%) (Cost $16,957,813)		17,675,186
Other Assets Less Liabilities (1.8%)		321,894

Net Assets (100%)		$17,997,080

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$17,675,186	$—	$—	$17,675,186

Total Assets	$17,675,186	$—	$—	$17,675,186

Total Liabilities	$—	$—	$—	$—

Total	$17,675,186	$—	$—	$17,675,186

The Portfolio held no derivatives contracts during the period ended June 30, 2019.

Investment security transactions for the period ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,719,002
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,843,721

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$717,373
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$717,373

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,957,813

For the period ended June 30, 2019, the Portfolio incurred approximately $714 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $16,957,813)	$17,675,186
Cash	218,744
Receivable for Portfolio shares sold	292,299
Dividends, interest and other receivables	25,909
Deferred offering cost	10,884
Other assets	4,081

Total assets	18,227,103

LIABILITIES
Payable for securities purchased	204,874
Investment management fees payable	2,494
Administrative fees payable	1,659
Distribution fees payable – Class IB	1,248
Trustees’ fees payable	41
Payable for Portfolio shares redeemed	3
Accrued expenses	19,704

Total liabilities	230,023

NET ASSETS	$17,997,080

Net assets were comprised of:
Paid in capital	$17,067,499
Total distributable earnings (loss)	929,581

Net assets	$17,997,080

Class IB
Net asset value, offering and redemption price per share, $7,346,392 / 683,543 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.75

Class K
Net asset value, offering and redemption price per share, $10,650,688 / 990,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.76

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2019* (Unaudited)

INVESTMENT INCOME
Dividends	$175,617
Interest	2,611

Total income	178,228

EXPENSES
Investment management fees	42,280
Professional fees	31,944
Printing and mailing expenses	8,244
Offering costs	7,593
Administrative fees	6,524
Custodian fees	4,446
Distribution fees – Class IB	2,649
Trustees’ fees	119
Miscellaneous	520

Gross expenses	104,319
Less: Waiver from investment manager	(48,804)
Reimbursement from investment manager	(6,963)

Net expenses	48,552

NET INVESTMENT INCOME (LOSS)	129,676

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	82,532
Net change in unrealized appreciation (depreciation) on investments in securities	717,373

NET REALIZED AND UNREALIZED GAIN (LOSS)	799,905

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$929,581

*	The Portfolio commenced operations on February 1, 2019.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 1, 2019* to June 30, 2019 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$129,676
Net realized gain (loss)	82,532
Net change in unrealized appreciation (depreciation)	717,373

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	929,581

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 683,586 shares]	7,167,951
Capital shares repurchased [ (43) shares]	(452)

Total Class IB transactions	7,167,499

Class K
Capital shares sold [ 990,000 shares]	9,900,000

Total Class K transactions	9,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,067,499

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,997,080
NET ASSETS:
Beginning of period	—

End of period	$17,997,080

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 1, 2019* to June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13
Net realized and unrealized gain (loss)	0.62

Total from investment operations	0.75

Net asset value, end of period	$10.75

Total return (b)	7.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,346
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.12	%(j)
Before waivers and reimbursements (a)(f)	1.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.92	%(l)
Before waivers and reimbursements (a)(f)	2.17	%(l)
Portfolio turnover rate (z)^	53%

Class K	February 1, 2019* to June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10
Net realized and unrealized gain (loss)	0.66

Total from investment operations	0.76

Net asset value, end of period	$10.76

Total return (b)	7.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,651
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87	%(j)
Before waivers and reimbursements (a)(f)	1.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.33	%(l)
Before waivers and reimbursements (a)(f)	1.42	%(l)
Portfolio turnover rate (z)^	53%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Exchange Traded Funds	99.0%
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 1, 2019, the ‘Hypothetical expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/19†	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,071.00	$4.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.35	5.50
Class K
Actual	1,000.00	1,072.00	3.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.57	4.27

†  Commenced operations on February 1, 2019.

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 150/365 for the actual example (to reflect the actual number of days the Portfolio was in operation in the period).

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (54.5%)
iShares Core MSCI EAFE ETF	26,444	$1,623,662
iShares Core S&P 500 ETF	7,103	2,093,609
iShares Russell 2000 ETF	3,088	480,184
SPDR S&P 500 ETF Trust	7,143	2,092,899
SPDR S&P MidCap 400 ETF Trust	2,005	710,953

Total Equity		7,001,307

Fixed Income (44.5%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,982	2,858,271
Vanguard Intermediate-Term Corporate Bond ETF	31,701	2,848,335

Total Fixed Income		5,706,606

Total Investments in Securities (99.0%) (Cost $12,042,729)		12,707,913
Other Assets Less Liabilities (1.0%)		129,031

Net Assets (100%)		$12,836,944

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$12,707,913	$—	$—	$12,707,913

Total Assets	$12,707,913	$—	$—	$12,707,913

Total Liabilities	$—	$—	$—	$—

Total	$12,707,913	$—	$—	$12,707,913

The Portfolio held no derivatives contracts during the period ended June 30, 2019.

Investment security transactions for the period ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,927,653
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,888,142

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$665,184
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$665,184

Federal income tax cost of investments in securities and derivative instruments, if applicable	$12,042,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $12,042,729)	$12,707,913
Cash	63,355
Receivable for Portfolio shares sold	57,854
Dividends, interest and other receivables	12,648
Deferred offering cost	10,884
Other assets	4,088

Total assets	12,856,742

LIABILITIES
Administrative fees payable	1,006
Distribution fees payable – Class IB	374
Trustees’ fees payable	34
Payable for Portfolio shares redeemed	7
Accrued expenses	18,377

Total liabilities	19,798

NET ASSETS	$12,836,944

Net assets were comprised of:
Paid in capital	$12,058,832
Total distributable earnings (loss)	778,112

Net assets	$12,836,944

Class IB
Net asset value, offering and redemption price per share, $2,224,867 / 207,768 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.71

Class K
Net asset value, offering and redemption price per share, $10,612,077 / 990,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.72

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2019* (Unaudited)

INVESTMENT INCOME
Dividends	$144,883
Interest	4,789

Total income	149,672

EXPENSES
Investment management fees	36,563
Professional fees	31,933
Printing and mailing expenses	8,211
Offering costs	7,593
Administrative fees	5,647
Custodian fees	3,144
Distribution fees – Class IB	921
Trustees’ fees	110
Miscellaneous	515

Gross expenses	94,637
Less: Waiver from investment manager	(42,210)
Reimbursement from investment manager	(12,577)

Net expenses	39,850

NET INVESTMENT INCOME (LOSS)	109,822

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	3,106
Net change in unrealized appreciation (depreciation) on investments in securities	665,184

NET REALIZED AND UNREALIZED GAIN (LOSS)	668,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$778,112

*	The Portfolio commenced operations on February 1, 2019.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 1, 2019* to June 30, 2019 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$109,822
Net realized gain (loss)	3,106
Net change in unrealized appreciation (depreciation)	665,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	778,112

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 216,118 shares]	2,245,404
Capital shares repurchased [ (8,350) shares]	(86,572)

Total Class IB transactions	2,158,832

Class K
Capital shares sold [ 990,000 shares]	9,900,000

Total Class K transactions	9,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,058,832

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,836,944
NET ASSETS:
Beginning of period	—

End of period	$12,836,944

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 1, 2019* to June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12
Net realized and unrealized gain (loss)	0.59

Total from investment operations	0.71

Net asset value, end of period	$10.71

Total return (b)	7.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,225
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10	%(j)
Before waivers and reimbursements (a)(f)	2.13%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.73	%(l)
Before waivers and reimbursements (a)(f)	1.70	%(l)
Portfolio turnover rate (z)^	17%

Class K	February 1, 2019* to June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10
Net realized and unrealized gain (loss)	0.62

Total from investment operations	0.72

Net asset value, end of period	$10.72

Total return (b)	7.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,612
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85	%(j)
Before waivers and reimbursements (a)(f)	1.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.37	%(l)
Before waivers and reimbursements (a)(f)	1.37	%(l)
Portfolio turnover rate (z)^	17%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	22.2%
Health Care	19.2
Communication Services	10.6
Energy	8.7
Consumer Staples	7.3
Utilities	6.7
Information Technology	6.2
Industrials	5.8
Consumer Discretionary	4.1
Materials	3.9
Investment Company	1.9
Cash and Other	3.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,141.73	$5.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.09	4.76
Class IB
Actual	1,000.00	1,142.40	5.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.09	4.76
Class K
Actual	1,000.00	1,143.28	3.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (10.6%)
Diversified Telecommunication Services (4.5%)
AT&T, Inc.	430,620	$14,430,076
Verizon Communications, Inc.	1,022,326	58,405,485

		72,835,561

Media (5.0%)
Comcast Corp., Class A	1,171,170	49,517,068
DISH Network Corp., Class A*	435,830	16,740,230
Interpublic Group of Cos., Inc. (The)	616,423	13,924,995

		80,182,293

Wireless Telecommunication Services (1.1%)
Telephone & Data Systems, Inc.	598,799	18,203,490

Total Communication Services		171,221,344

Consumer Discretionary (4.1%)
Auto Components (0.7%)
Lear Corp.	74,756	10,411,268

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.	75,550	3,516,853

Household Durables (1.3%)
Sony Corp. (ADR)	380,760	19,948,016

Multiline Retail (1.2%)
Dollar Tree, Inc.*	183,930	19,752,243

Specialty Retail (0.7%)
Lowe’s Cos., Inc.	117,273	11,834,018

Total Consumer Discretionary		65,462,398

Consumer Staples (7.3%)
Beverages (3.8%)
Molson Coors Brewing Co., Class B	560,666	31,397,296
PepsiCo, Inc.	224,628	29,455,470

		60,852,766

Food & Staples Retailing (0.7%)
Walgreens Boots Alliance, Inc.	226,117	12,361,816

Food Products (2.8%)
Conagra Brands, Inc.	589,256	15,627,069
Kellogg Co.	543,784	29,130,509

		44,757,578

Total Consumer Staples		117,972,160

Energy (8.7%)
Oil, Gas & Consumable Fuels (8.7%)
BP plc (ADR)	1,135,770	47,361,609
ConocoPhillips	458,047	27,940,867
Marathon Oil Corp.	571,072	8,114,933
Marathon Petroleum Corp.	168,391	9,409,689
Suncor Energy, Inc.	470,484	14,660,281
Williams Cos., Inc. (The)	1,197,841	33,587,462

Total Energy		141,074,841

Financials (22.2%)
Banks (11.5%)
Citigroup, Inc.	642,025	44,961,011
JPMorgan Chase & Co.	507,796	56,771,593
Regions Financial Corp.	1,176,032	17,569,918
Wells Fargo & Co.	1,399,869	66,241,801

		185,544,323

Capital Markets (2.3%)
E*TRADE Financial Corp.	510,333	22,760,852
Morgan Stanley	339,140	14,857,723

		37,618,575

Consumer Finance (1.5%)
Ally Financial, Inc.	335,238	10,389,026
Capital One Financial Corp.	160,017	14,519,942

		24,908,968

Insurance (6.9%)
American International Group, Inc.	251,836	13,417,822
Assured Guaranty Ltd.	338,870	14,259,650
Brighthouse Financial, Inc.*	177,448	6,510,567
Hartford Financial Services Group, Inc. (The)	380,409	21,196,389
Lincoln National Corp.	156,797	10,105,567
MetLife, Inc.	502,210	24,944,771
Willis Towers Watson plc	105,088	20,128,555

		110,563,321

Total Financials		358,635,187

Health Care (19.2%)
Biotechnology (1.9%)
Biogen, Inc.*	61,229	14,319,626
Gilead Sciences, Inc.	232,867	15,732,495

		30,052,121

Health Care Equipment & Supplies (7.9%)
Alcon, Inc. (x)*	144,912	8,991,789
Baxter International, Inc.	257,183	21,063,288
Koninklijke Philips NV (NYRS)	748,097	32,602,067
Medtronic plc	213,756	20,817,697
Zimmer Biomet Holdings, Inc.	373,034	43,921,023

		127,395,864

Health Care Providers & Services (2.8%)
Humana, Inc.	36,760	9,752,428
Laboratory Corp. of America Holdings*	208,861	36,112,067

		45,864,495

Pharmaceuticals (6.6%)
Novartis AG (ADR)	421,763	38,511,180
Pfizer, Inc.	1,582,161	68,539,214

		107,050,394

Total Health Care		310,362,874

Industrials (5.8%)
Building Products (0.9%)
Masco Corp.	372,500	14,616,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Construction & Engineering (0.6%)
Quanta Services, Inc.	261,270	$9,977,901

Electrical Equipment (2.5%)
ABB Ltd. (ADR)	1,211,210	24,260,536
Hubbell, Inc.	119,234	15,548,114

		39,808,650

Industrial Conglomerates (0.9%)
General Electric Co.	175,277	1,840,409
Siemens AG (ADR)	226,370	13,505,234

		15,345,643

Road & Rail (0.9%)
Norfolk Southern Corp.	72,392	14,429,897

Total Industrials		94,178,991

Information Technology (6.2%)
Communications Equipment (2.5%)
Cisco Systems, Inc.	743,020	40,665,484

Semiconductors & Semiconductor Equipment (1.4%)
QUALCOMM, Inc.	302,715	23,027,530

Software (1.6%)
Oracle Corp.	442,273	25,196,293

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.	60,540	11,982,077

Total Information Technology		100,871,384

Materials (3.9%)
Chemicals (3.0%)
Akzo Nobel NV (ADR)	361,997	11,326,886
Corteva, Inc.*	477,400	14,116,718
Dow, Inc.	166,493	8,209,770
DuPont de Nemours, Inc.	190,078	14,269,156

		47,922,530

Metals & Mining (0.9%)
Freeport-McMoRan, Inc.	1,235,190	14,340,556

Total Materials		62,263,086

Utilities (6.7%)
Electric Utilities (4.4%)
Exelon Corp.	671,254	32,179,917
FirstEnergy Corp.	891,212	38,152,786

		70,332,703

Independent Power and Renewable Electricity Producers (2.3%)
AES Corp.	2,239,165	37,528,405

Total Utilities		107,861,108

Total Common Stocks (94.7%) (Cost $1,253,677,511)		1,529,903,373

SHORT-TERM INVESTMENT:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, IM Shares	31,245,281	31,257,779

Total Short-Term Investment (1.9%) (Cost $31,257,779)		31,257,779

Total Investments in Securities (96.6%) (Cost $1,284,935,290)		1,561,161,152
Other Assets Less Liabilities (3.4%)		54,493,268

Net Assets (100%)		$1,615,654,420

*	Non-income producing.
(x)

All or a portion of security is on loan at June 30, 2019, the Portfolio had loaned securities with a total value of $8,092,561. This was collateralized by $8,068,479 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/31/19 - 11/15/46.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$171,221,344	$—	$—	$171,221,344
Consumer Discretionary	65,462,398	—	—	65,462,398
Consumer Staples	117,972,160	—	—	117,972,160
Energy	141,074,841	—	—	141,074,841
Financials	358,635,187	—	—	358,635,187
Health Care	310,362,874	—	—	310,362,874
Industrials	94,178,991	—	—	94,178,991
Information Technology	100,871,384	—	—	100,871,384
Materials	62,263,086	—	—	62,263,086
Utilities	107,861,108	—	—	107,861,108
Short-Term Investment
Investment Company	31,257,779	—	—	31,257,779

Total Assets	$1,561,161,152	$—	$—	$1,561,161,152

Total Liabilities	$—	$—	$—	$—

Total	$1,561,161,152	$—	$—	$1,561,161,152

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$327,382,952
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$428,412,441

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$336,437,571
Aggregate gross unrealized depreciation	(71,783,704)

Net unrealized appreciation	$264,653,867

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,296,507,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x): (Cost $1,284,935,290)	$1,561,161,152
Cash	54,584,793
Receivable for securities sold	1,778,215
Due from Custodian	1,341,951
Dividends, interest and other receivables	543,168
Receivable for Portfolio shares sold	188,514
Securities lending income receivable	68,983
Other assets	17,397

Total assets	1,619,684,173

LIABILITIES
Payable for securities purchased	2,432,232
Investment management fees payable	763,395
Payable for Portfolio shares redeemed	373,853
Distribution fees payable – Class IB	204,269
Administrative fees payable	124,663
Distribution fees payable – Class IA	31,671
Trustees’ fees payable	1,052
Accrued expenses	98,618

Total liabilities	4,029,753

NET ASSETS	$1,615,654,420

Net assets were comprised of:
Paid in capital	$1,283,138,457
Total distributable earnings (loss)	332,515,963

Net assets	$1,615,654,420

Class IA
Net asset value, offering and redemption price per share, $155,709,342 / 6,711,935 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.20

Class IB
Net asset value, offering and redemption price per share, $1,010,242,272 / 43,424,019 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.26

Class K
Net asset value, offering and redemption price per share, $449,702,806 / 19,367,240 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.22

(x)	Includes value of securities on loan of $8,092,561.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $55,258 foreign withholding tax)	$24,604,019
Interest	475,031
Securities lending (net)	92,653

Total income	25,171,703

EXPENSES
Investment management fees	4,600,449
Distribution fees – Class IB	1,220,075
Administrative fees	757,624
Distribution fees – Class IA	192,277
Printing and mailing expenses	62,280
Professional fees	46,606
Custodian fees	34,216
Trustees’ fees	24,087
Miscellaneous	17,367

Total expenses	6,954,981

NET INVESTMENT INCOME (LOSS)	18,216,722

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	56,771,876
Net change in unrealized appreciation (depreciation) on investments in securities	133,755,454

NET REALIZED AND UNREALIZED GAIN (LOSS)	190,527,330

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$208,744,052

See Notes to Financial Statements.

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EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,216,722	$28,842,745
Net realized gain (loss)	56,771,876	132,765,390
Net change in unrealized appreciation (depreciation)	133,755,454	(285,992,521)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	208,744,052	(124,384,386)

Distributions to shareholders:
Class IA	—	(15,937,371)
Class IB	—	(99,760,306)
Class K	—	(51,173,187)

Total distributions to shareholders	—	(166,870,864)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 160,164 and 410,579 shares, respectively ]	3,567,051	10,128,992
Capital shares issued in reinvestment of dividends and distributions [ 0 and 744,396 shares, respectively ]	—	15,937,371
Capital shares repurchased [ (504,662) and (1,015,997) shares, respectively ]	(11,394,052)	(25,471,769)

Total Class IA transactions	(7,827,001)	594,594

Class IB
Capital shares sold [ 1,034,060 and 1,646,672 shares, respectively ]	23,080,675	40,589,238
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,646,396 shares, respectively ]	—	99,760,306
Capital shares repurchased [ (1,752,092) and (3,592,044) shares, respectively ]	(39,369,970)	(90,257,037)

Total Class IB transactions	(16,289,295)	50,092,507

Class K
Capital shares sold [ 106,675 and 196,697 shares, respectively ]	2,392,063	4,887,300
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,391,265 shares, respectively ]	—	51,173,187
Capital shares repurchased [ (2,762,586) and (3,604,675) shares, respectively ]	(61,414,945)	(90,911,805)

Total Class K transactions	(59,022,882)	(34,851,318)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(83,139,178)	15,835,783

TOTAL INCREASE (DECREASE) IN NET ASSETS	125,604,874	(275,419,467)
NET ASSETS:
Beginning of period	1,490,049,546	1,765,469,013

End of period	$1,615,654,420	$1,490,049,546

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017		2016	2015		2014
Net asset value, beginning of period	$20.32		$24.69	$23.16		$19.90	$21.52		$19.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	###	0.40	0.28		0.29	0.29		0.24	##
Net realized and unrealized gain (loss)	2.63		(2.25)	1.59		3.29	(1.63)		1.69

Total from investment operations	2.88		(1.85)	1.87		3.58	(1.34)		1.93

Less distributions:
Dividends from net investment income	—		(0.41)	(0.34)		(0.32)	(0.28)		(0.23)
Distributions from net realized gains	—		(2.11)	—		—	—		—

Total dividends and distributions	—		(2.52)	(0.34)		(0.32)	(0.28)		(0.23)

Net asset value, end of period	$23.20		$20.32	$24.69		$23.16	$19.90		$21.52

Total return (b)	14.17%		(7.99)%	8.09	%(dd)	17.99%	(6.19	)%(bb)	9.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$155,709		$143,367	$170,805		$164,610	$144,862		$148,079
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.92%	0.95%		0.95%	0.95%		0.95%
Before waivers (a)(f)	0.95%		0.95%	0.95%		0.95%	0.95%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.23	%(ee)	1.61%	1.19%		1.39%	1.35	%(cc)	1.16	%(aa)
Before waivers (a)(f)	2.23	%(ee)	1.58%	1.19%		1.39%	1.35	%(cc)	1.16	%(aa)
Portfolio turnover rate (z)^	21%		36%	43%		34%	49%		41%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017		2016	2015		2014
Net asset value, beginning of period	$20.37		$24.75	$23.22		$19.95	$21.57		$19.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	###	0.40	0.28		0.29	0.29		0.24	##
Net realized and unrealized gain (loss)	2.64		(2.26)	1.59		3.31	(1.63)		1.69

Total from investment operations	2.89		(1.86)	1.87		3.60	(1.34)		1.93

Less distributions:
Dividends from net investment income	—		(0.41)	(0.34)		(0.33)	(0.28)		(0.23)
Distributions from net realized gains	—		(2.11)	—		—	—		—

Total dividends and distributions	—		(2.52)	(0.34)		(0.33)	(0.28)		(0.23)

Net asset value, end of period	$23.26		$20.37	$24.75		$23.22	$19.95		$21.57

Total return (b)	14.24%		(8.01)%	8.07	%(dd)	18.00%	(6.17	)%(bb)	9.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,010,242		$899,385	$1,025,850		$1,004,707	$872,607		$945,860
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.92%	0.95%		0.95%	0.95%		0.95%
Before waivers (a)(f)	0.95%		0.95%	0.95%		0.95%	0.95%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.22	%(ee)	1.60%	1.19%		1.38%	1.35	%(cc)	1.15	%(aa)
Before waivers (a)(f)	2.22	%(ee)	1.58%	1.19%		1.38%	1.35	%(cc)	1.15	%(aa)
Portfolio turnover rate (z)^	21%		36%	43%		34%	49%		41%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017		2016	2015		2014
Net asset value, beginning of period	$20.31		$24.69	$23.15		$19.90	$21.51		$19.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	###	0.46	0.34		0.34	0.34		0.29	##
Net realized and unrealized gain (loss)	2.63		(2.25)	1.60		3.30	(1.62)		1.68

Total from investment operations	2.91		(1.79)	1.94		3.64	(1.28)		1.97

Less distributions:
Dividends from net investment income	—		(0.48)	(0.40)		(0.39)	(0.33)		(0.28)
Distributions from net realized gains	—		(2.11)	—		—	—		—

Total dividends and distributions	—		(2.59)	(0.40)		(0.39)	(0.33)		(0.28)

Net asset value, end of period	$23.22		$20.31	$24.69		$23.15	$19.90		$21.51

Total return (b)	14.33%		(7.78)%	8.39	%(dd)	18.24%	(5.90	)%(bb)	9.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$449,703		$447,298	$568,814		$724,922	$748,345		$834,189
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%		0.67%	0.70%		0.70%	0.70%		0.70%
Before waivers (a)(f)	0.70%		0.70%	0.70%		0.70%	0.70%		0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.49	%(ee)	1.86%	1.44%		1.65%	1.60	%(cc)	1.41	%(aa)
Before waivers (a)(f)	2.49	%(ee)	1.83%	1.44%		1.65%	1.60	%(cc)	1.41	%(aa)
Portfolio turnover rate (z)^	21%		36%	43%		34%	49%		41%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.21, $0.21, and $0.26 for Class IA, Class IB and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23, $0.23, and $0.26 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.33)% for Class IA, (6.31)% for Class IB and (6.04)% for Class K.
(cc)	Includes income resulting from litigation income. Without this income, the ratio would have been 1.21% for Class IA, 1.21% for Class IB and 1.46% for Class K.
(dd)	Includes a litigation payment. Without this payment, the total return would have been 7.96% for Class IA, 7.98% for Class IB and 8.26% for Class K.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.16% lower.

See Notes to Financial Statements.

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	24.0%
Health Care	13.0
Financials	12.2
Communication Services	10.3
Consumer Discretionary	10.3
Industrials	10.1
Energy	5.9
Consumer Staples	5.9
Real Estate	3.7
Materials	1.9
Utilities	1.4
Repurchase Agreements	1.0
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,224.52	$5.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86
Class IB
Actual	1,000.00	1,224.66	5.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86
Class K
Actual	1,000.00	1,226.47	3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.22	3.61

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.97%, 0.97% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (10.3%)
Entertainment (2.4%)
Activision Blizzard, Inc.	142,700	$6,735,440
Netflix, Inc.*	8,850	3,250,782

		9,986,222

Interactive Media & Services (4.4%)
Alphabet, Inc., Class A*	68	73,631
Alphabet, Inc., Class C*	7,029	7,597,716
Facebook, Inc., Class A*	53,100	10,248,300

		17,919,647

Media (3.5%)
Charter Communications, Inc., Class A*	25,313	10,003,191
Comcast Corp., Class A	106,865	4,518,252

		14,521,443

Total Communication Services		42,427,312

Consumer Discretionary (10.3%)
Hotels, Restaurants & Leisure (6.1%)
Chipotle Mexican Grill, Inc.*	9,500	6,962,360
Hilton Worldwide Holdings, Inc.	55,800	5,453,892
Royal Caribbean Cruises Ltd.	26,600	3,224,186
Wynn Resorts Ltd.	36,000	4,463,640
Yum! Brands, Inc.	45,100	4,991,217

		25,095,295

Internet & Direct Marketing Retail (2.1%)
Amazon.com, Inc.*	3,407	6,451,597
Booking Holdings, Inc.*	1,200	2,249,652

		8,701,249

Specialty Retail (1.1%)
Ross Stores, Inc.	45,300	4,490,136

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	48,642	4,083,496

Total Consumer Discretionary		42,370,176

Consumer Staples (5.9%)
Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	20,100	5,311,626

Food Products (1.3%)
Hormel Foods Corp.	29,500	1,195,930
Mondelez International, Inc., Class A	76,190	4,106,641

		5,302,571

Household Products (1.0%)
Church & Dwight Co., Inc.	52,915	3,865,970

Personal Products (0.9%)
Estee Lauder Cos., Inc. (The), Class A	19,800	3,625,578

Tobacco (1.4%)
Philip Morris International, Inc.	74,900	5,881,897

Total Consumer Staples		23,987,642

Energy (5.9%)
Oil, Gas & Consumable Fuels (5.9%)
Chevron Corp.	20,975	2,610,129
Concho Resources, Inc.	31,900	3,291,442
ConocoPhillips	20,600	1,256,600
Enbridge, Inc.	114,000	4,113,120
EOG Resources, Inc.	46,700	4,350,572
Equitrans Midstream Corp.	134,835	2,657,598
Occidental Petroleum Corp.	29,300	1,473,204
Williams Cos., Inc. (The)	160,200	4,492,008

Total Energy		24,244,673

Financials (12.2%)
Banks (2.1%)
JPMorgan Chase & Co.	44,464	4,971,075
SVB Financial Group*	16,000	3,593,440

		8,564,515

Capital Markets (4.6%)
Bank of New York Mellon Corp. (The)	41,300	1,823,395
CME Group, Inc.	13,474	2,615,438
Intercontinental Exchange, Inc.	66,000	5,672,040
Moody’s Corp.	17,400	3,398,394
Nasdaq, Inc.	33,700	3,240,929
State Street Corp.	39,400	2,208,764

		18,958,960

Insurance (5.5%)
Aon plc	43,058	8,309,333
Chubb Ltd.	32,031	4,717,846
Marsh & McLennan Cos., Inc.	54,268	5,413,233
RenaissanceRe Holdings Ltd.	23,500	4,183,235

		22,623,647

Total Financials		50,147,122

Health Care (13.0%)
Biotechnology (7.3%)
Agios Pharmaceuticals, Inc. (x)*	40,900	2,040,092
Biohaven Pharmaceutical Holding Co. Ltd.*	101,105	4,427,388
Bluebird Bio, Inc.*	30,400	3,866,880
Incyte Corp.*	37,300	3,169,008
Neurocrine Biosciences, Inc.*	50,000	4,221,500
Sage Therapeutics, Inc. (x)*	12,600	2,306,934
Seattle Genetics, Inc.*	103,700	7,177,077
Ultragenyx Pharmaceutical, Inc.*	44,400	2,819,400

		30,028,279

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	35,000	2,943,500
Danaher Corp.	41,829	5,978,201
Edwards Lifesciences Corp.*	12,800	2,364,672

		11,286,373

Health Care Providers & Services (2.1%)
Anthem, Inc.	12,700	3,584,067
UnitedHealth Group, Inc.	20,100	4,904,601

		8,488,668

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (0.9%)
Eli Lilly & Co.	32,280	$3,576,301

Total Health Care		53,379,621

Industrials (10.1%)
Aerospace & Defense (4.5%)
Boeing Co. (The)	15,800	5,751,358
Northrop Grumman Corp.	12,700	4,103,497
TransDigm Group, Inc.*	12,300	5,950,740
United Technologies Corp.	21,100	2,747,220

		18,552,815

Commercial Services & Supplies (1.7%)
Waste Connections, Inc.	74,286	7,100,256

Machinery (1.7%)
Deere & Co.	19,900	3,297,629
Wabtec Corp. (x)	50,955	3,656,531

		6,954,160

Professional Services (1.1%)
Equifax, Inc.	33,600	4,544,064

Road & Rail (1.1%)
CSX Corp.	58,100	4,495,197

Total Industrials		41,646,492

Information Technology (24.0%)
Electronic Equipment, Instruments & Components (1.1%)
Trimble, Inc.*	99,000	4,465,890

IT Services (9.3%)
Euronet Worldwide, Inc.*	44,900	7,553,976
Fiserv, Inc.*	73,100	6,663,796
Global Payments, Inc.	35,600	5,700,628
GoDaddy, Inc., Class A*	98,900	6,937,835
Jack Henry & Associates, Inc.	20,881	2,796,384
LiveRamp Holdings, Inc.*	37,000	1,793,760
Visa, Inc., Class A	38,464	6,675,427

		38,121,806

Semiconductors & Semiconductor Equipment (5.2%)
ASML Holding NV (Registered) (NYRS)	30,194	6,278,238
Broadcom, Inc.	22,388	6,444,610
Intel Corp.	69,800	3,341,326
Micron Technology, Inc.*	93,800	3,619,742
QUALCOMM, Inc.	22,900	1,742,003

		21,425,919

Software (5.4%)
Adobe, Inc.*	13,700	4,036,705
Micro Focus International plc (ADR)	128,802	3,373,324
Microsoft Corp.	66,300	8,881,548
ServiceNow, Inc.*	14,200	3,898,894
SVMK, Inc.*	125,600	2,073,656

		22,264,127

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	10,138	2,006,513
HP, Inc.	257,900	5,361,741

NetApp, Inc.	81,600	5,034,720

		12,402,974

Total Information Technology		98,680,716

Materials (1.9%)
Chemicals (1.3%)
Air Products & Chemicals, Inc.	10,900	2,467,433
Linde plc	13,800	2,771,040

		5,238,473

Metals & Mining (0.6%)
Allegheny Technologies, Inc.*	94,500	2,381,400

Total Materials		7,619,873

Real Estate (3.7%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
American Tower Corp. (REIT)	25,095	5,130,673
Crown Castle International Corp. (REIT)	35,200	4,588,320
Equinix, Inc. (REIT)	11,100	5,597,619

Total Real Estate		15,316,612

Utilities (1.4%)
Electric Utilities (0.7%)
Edison International	43,300	2,918,853

Independent Power and Renewable Electricity Producers (0.7%)
AES Corp.	164,500	2,757,020

Total Utilities		5,675,873

Total Common Stocks (98.7%) (Cost $287,244,493)		405,496,112

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.0%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $700,152, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $714,000. (xx)	$700,000	700,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $96,465, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $98,373. (xx)	96,443	96,443
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $3,174,224, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $3,237,709. (xx)	3,173,563	3,173,563

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $200,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $204,807. (xx)	$200,000	$200,000

Total Repurchase Agreements		4,170,006

Total Short-Term Investments (1.0%) (Cost $4,170,006)		4,170,006

Total Investments in Securities (99.7%) (Cost $291,414,499)		409,666,118
Other Assets Less Liabilities (0.3%)		1,186,413

Net Assets (100%)		$410,852,531

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $4,228,205. This was collateralized by $17,435 of various U.S. Government Treasury Securities, ranging from 0.125% - 8.750%, maturing 11/30/19 - 2/15/48 and by cash of $4,170,006 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$42,427,312	$—	$—	$42,427,312
Consumer Discretionary	42,370,176	—	—	42,370,176
Consumer Staples	23,987,642	—	—	23,987,642
Energy	24,244,673	—	—	24,244,673
Financials	50,147,122	—	—	50,147,122
Health Care	53,379,621	—	—	53,379,621
Industrials	41,646,492	—	—	41,646,492
Information Technology	98,680,716	—	—	98,680,716
Materials	7,619,873	—	—	7,619,873
Real Estate	15,316,612	—	—	15,316,612
Utilities	5,675,873	—	—	5,675,873
Short-Term Investments
Repurchase Agreements	—	4,170,006	—	4,170,006

Total Assets	$405,496,112	$4,170,006	$—	$409,666,118

Total Liabilities	$—	$—	$—	$—

Total	$405,496,112	$4,170,006	$—	$409,666,118

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$87,747,327
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$111,890,450

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,271,751
Aggregate gross unrealized depreciation	(12,003,420)

Net unrealized appreciation	$118,268,331

Federal income tax cost of investments in securities and derivative instruments, if applicable	$291,397,787

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $287,244,493)	$405,496,112
Repurchase Agreements (Cost $4,170,006)	4,170,006
Cash	4,603,698
Receivable for securities sold	5,995,005
Dividends, interest and other receivables	408,876
Receivable for Portfolio shares sold	27,291
Securities lending income receivable	2,128
Other assets	4,471

Total assets	420,707,587

LIABILITIES
Payable for securities purchased	5,201,463
Payable for return of collateral on securities loaned	4,170,006
Investment management fees payable	195,581
Payable for Portfolio shares redeemed	78,521
Distribution fees payable – Class IB	74,205
Administrative fees payable	31,779
Distribution fees payable – Class IA	8,176
Trustees’ fees payable	2,172
Accrued expenses	93,153

Total liabilities	9,855,056

NET ASSETS	$410,852,531

Net assets were comprised of:
Paid in capital	$250,206,621
Total distributable earnings (loss)	160,645,910

Net assets	$410,852,531

Class IA
Net asset value, offering and redemption price per share, $40,305,439 / 1,477,980 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.27

Class IB
Net asset value, offering and redemption price per share, $365,496,000 / 13,384,940 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.31

Class K
Net asset value, offering and redemption price per share, $5,051,092 / 185,458 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.24

(x)	Includes value of securities on loan of $4,228,205.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $22,730 foreign withholding tax)	$3,065,619
Interest	68,114
Securities lending (net)	65,119

Total income	3,198,852

EXPENSES
Investment management fees	1,302,773
Distribution fees – Class IB	445,121
Administrative fees	191,882
Distribution fees – Class IA	49,997
Professional fees	27,605
Printing and mailing expenses	22,229
Custodian fees	20,576
Trustees’ fees	6,005
Miscellaneous	4,000

Gross expenses	2,070,188
Less: Waiver from investment manager	(129,898)

Net expenses	1,940,290

NET INVESTMENT INCOME (LOSS)	1,258,562

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	34,264,509
Net change in unrealized appreciation (depreciation) on investments in securities	43,639,133

NET REALIZED AND UNREALIZED GAIN (LOSS)	77,903,642

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,162,204

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,258,562	$2,115,295
Net realized gain (loss)	34,264,509	44,736,852
Net change in unrealized appreciation (depreciation)	43,639,133	(63,560,289)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	79,162,204	(16,708,142)

Distributions to shareholders:
Class IA	—	(5,013,837)
Class IB	—	(42,713,962)
Class K	—	(567,810)

Total distributions to shareholders	—	(48,295,609)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 25,754 and 76,885 shares, respectively ]	662,324	2,112,027
Capital shares issued in reinvestment of dividends and distributions [ 0 and 206,703 shares, respectively ]	—	5,013,837
Capital shares repurchased [ (209,873) and (200,680) shares, respectively ]	(5,444,176)	(5,536,885)

Total Class IA transactions	(4,781,852)	1,588,979

Class IB
Capital shares sold [ 223,993 and 389,184 shares, respectively ]	5,683,955	10,687,322
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,759,241 shares, respectively ]	—	42,713,962
Capital shares repurchased [ (1,014,021) and (1,435,295) shares, respectively ]	(26,398,533)	(39,593,571)

Total Class IB transactions	(20,714,578)	13,807,713

Class K
Capital shares sold [ 25,381 and 45,380 shares, respectively ]	661,815	1,217,551
Capital shares issued in reinvestment of dividends and distributions [ 0 and 23,497 shares, respectively ]	—	567,810
Capital shares repurchased [ (32,808) and (29,182) shares, respectively ]	(847,689)	(806,349)

Total Class K transactions	(185,874)	979,012

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(25,682,304)	16,375,704

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,479,900	(48,628,047)
NET ASSETS:
Beginning of period	357,372,631	406,000,678

End of period	$410,852,531	$357,372,631

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016		2015		2014
Net asset value, beginning of period	$22.27	$26.69	$22.66		$21.07		$20.81		$18.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.14	0.16	####	0.16	###	0.10		0.12	##
Net realized and unrealized gain (loss)	4.92	(1.20)	5.58		1.62		0.29		1.87

Total from investment operations	5.00	(1.06)	5.74		1.78		0.39		1.99

Less distributions:
Dividends from net investment income	—	(0.16)	(0.16)		(0.19)		(0.13)		(0.14)
Distributions from net realized gains	—	(3.20)	(1.55)		—		—		—

Total dividends and distributions	—	(3.36)	(1.71)		(0.19)		(0.13)		(0.14)

Net asset value, end of period	$27.27	$22.27	$26.69		$22.66		$21.07		$20.81

Total return (b)	22.45%	(4.81)%	25.39	%(dd)	8.46%		1.87	%(bb)	10.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,305	$37,013	$42,155		$38,797		$39,601		$40,961
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%	0.97%	0.97%		0.97%		0.97%		0.97%
Before waivers (a)(f)	1.03%	1.04%	1.04%		1.04%		1.04%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.62%	0.52%	0.61	%(ee)	0.74	%(cc)	0.47%		0.64	%(aa)
Before waivers (a)(f)	0.56%	0.45%	0.54	%(ee)	0.67	%(cc)	0.40%		0.57	%(aa)
Portfolio turnover rate (z)^	22%	31%	28%		20%		31%		27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016		2015		2014
Net asset value, beginning of period	$22.30	$26.72	$22.68		$21.10		$20.83		$18.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.14	0.16	####	0.16	###	0.10		0.12	##
Net realized and unrealized gain (loss)	4.93	(1.20)	5.59		1.62		0.30		1.87

Total from investment operations	5.01	(1.06)	5.75		1.78		0.40		1.99

Less distributions:
Dividends from net investment income	—	(0.16)	(0.16)		(0.20)		(0.13)		(0.14)
Distributions from net realized gains	—	(3.20)	(1.55)		—		—		—

Total dividends and distributions	—	(3.36)	(1.71)		(0.20)		(0.13)		(0.14)

Net asset value, end of period	$27.31	$22.30	$26.72		$22.68		$21.10		$20.83

Total return (b)	22.47%	(4.81)%	25.41	%(dd)	8.40%		1.92	%(bb)	10.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$365,496	$316,075	$359,765		$308,617		$310,665		$320,005
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%	0.97%	0.97%		0.97%		0.97%		0.97%
Before waivers (a)(f)	1.03%	1.04%	1.04%		1.04%		1.04%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.62%	0.52%	0.60	%(ee)	0.74	%(cc)	0.47%		0.64	%(aa)
Before waivers (a)(f)	0.56%	0.45%	0.54	%(ee)	0.68	%(cc)	0.40%		0.57	%(aa)
Portfolio turnover rate (z)^	22%	31%	28%		20%		31%		27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016		2015		2014
Net asset value, beginning of period	$22.21	$26.64	$22.61		$21.03		$20.76		$18.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.21	0.22	####	0.22	###	0.15		0.18	##
Net realized and unrealized gain (loss)	4.92	(1.21)	5.58		1.61		0.30		1.86

Total from investment operations	5.03	(1.00)	5.80		1.83		0.45		2.04

Less distributions:
Dividends from net investment income	—	(0.23)	(0.22)		(0.25)		(0.18)		(0.20)
Distributions from net realized gains	—	(3.20)	(1.55)		—		—		—

Total dividends and distributions	—	(3.43)	(1.77)		(0.25)		(0.18)		(0.20)

Net asset value, end of period	$27.24	$22.21	$26.64		$22.61		$21.03		$20.76

Total return (b)	22.65%	(4.61)%	25.74	%(dd)	8.70%		2.19	%(bb)	10.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,051	$4,285	$4,081		$3,425		$2,901		$3,272
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.72%	0.72%		0.72%		0.72%		0.72%
Before waivers (a)(f)	0.79%	0.79%	0.79%		0.79%		0.79%		0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.87%	0.77%	0.85	%(ee)	1.01	%(cc)	0.71%		0.92	%(aa)
Before waivers (a)(f)	0.80%	0.71%	0.79	%(ee)	0.94	%(cc)	0.64%		0.85	%(aa)
Portfolio turnover rate (z)^	22%	31%	28%		20%		31%		27%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.10, $0.10 and $0.16 for Class IA, Class IB and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.17 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.11, $0.11, and $0.17 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.11% lower.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been 1.73% for Class IA, 1.78% for Class IB and 2.04% for Class K.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.19% lower.
(dd)	Includes a litigation payment. Without this payment, the total return would have been 25.25% for Class IA, 25.27% for Class IB and 25.55% for Class K.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	28.5%
Consumer Discretionary	14.2
Communication Services	13.7
Health Care	12.4
Industrials	10.1
Consumer Staples	6.0
Financials	5.0
Materials	3.7
Real Estate	1.9
Energy	1.3
Repurchase Agreements	0.8
Investment Company	0.1
Cash and Other	2.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,218.55	$5.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.19
Class IB
Actual	1,000.00	1,217.68	5.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.19
Class K
Actual	1,000.00	1,219.20	4.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	3.94

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.04%, 1.04% and 0.79%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (13.7%)
Entertainment (2.7%)
Walt Disney Co. (The)	71,732	$10,016,657

Interactive Media & Services (9.0%)
Alphabet, Inc., Class A*	3,733	4,042,092
Alphabet, Inc., Class C*	9,358	10,115,156
Facebook, Inc., Class A*	101,143	19,520,599

		33,677,847

Media (2.0%)
Comcast Corp., Class A	175,322	7,412,614

Total Communication Services		51,107,118

Consumer Discretionary (14.2%)
Hotels, Restaurants & Leisure (1.5%)
Chipotle Mexican Grill, Inc.*	7,530	5,518,586

Internet & Direct Marketing Retail (9.2%)
Alibaba Group Holding Ltd. (ADR)*	36,380	6,164,591
Amazon.com, Inc.*	12,736	24,117,272
GrubHub, Inc.*	51,670	4,029,743

		34,311,606

Specialty Retail (3.5%)
Advance Auto Parts, Inc.	36,710	5,658,479
Home Depot, Inc. (The)	34,585	7,192,643

		12,851,122

Total Consumer Discretionary		52,681,314

Consumer Staples (6.0%)
Beverages (3.2%)
Anheuser-Busch InBev SA/NV (ADR) (x)	80,334	7,110,362
Coca-Cola Co. (The)	93,768	4,774,667

		11,885,029

Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	25,407	6,714,054

Food Products (1.0%)
McCormick & Co., Inc. (Non-Voting)	23,939	3,710,784

Total Consumer Staples		22,309,867

Energy (1.3%)
Oil, Gas & Consumable Fuels (1.3%)
Pioneer Natural Resources Co.	32,139	4,944,907

Total Energy		4,944,907

Financials (5.0%)
Capital Markets (3.3%)
BlackRock, Inc.	12,369	5,804,771
Charles Schwab Corp. (The)	161,088	6,474,127

		12,278,898

Consumer Finance (1.7%)
American Express Co.	52,572	6,489,488

Total Financials		18,768,386

Health Care (12.4%)
Biotechnology (2.8%)
Alexion Pharmaceuticals, Inc.*	50,947	6,673,038
BioMarin Pharmaceutical, Inc.*	44,840	3,840,546

		10,513,584

Health Care Providers & Services (3.1%)
UnitedHealth Group, Inc.	46,925	11,450,169

Life Sciences Tools & Services (2.3%)
Thermo Fisher Scientific, Inc.	29,577	8,686,174

Pharmaceuticals (4.2%)
Johnson & Johnson	45,887	6,391,141
Zoetis, Inc.	80,287	9,111,772

		15,502,913

Total Health Care		46,152,840

Industrials (10.1%)
Air Freight & Logistics (2.3%)
CH Robinson Worldwide, Inc.	27,120	2,287,572
United Parcel Service, Inc., Class B	60,798	6,278,609

		8,566,181

Industrial Conglomerates (2.2%)
Honeywell International, Inc.	46,650	8,144,624

Machinery (1.1%)
Caterpillar, Inc.	31,530	4,297,224

Professional Services (1.7%)
IHS Markit Ltd.*	97,623	6,220,538

Road & Rail (1.1%)
Uber Technologies, Inc. (x)*	85,880	3,983,114

Trading Companies & Distributors (1.7%)
WW Grainger, Inc.	23,980	6,432,155

Total Industrials		37,643,836

Information Technology (28.5%)
IT Services (6.9%)
Akamai Technologies, Inc.*	94,596	7,580,923
PayPal Holdings, Inc.*	16,173	1,851,162
Visa, Inc., Class A	94,781	16,449,243

		25,881,328

Semiconductors & Semiconductor Equipment (4.6%)
NVIDIA Corp.	24,900	4,089,327
QUALCOMM, Inc.	88,770	6,752,734
Texas Instruments, Inc.	53,356	6,123,134

		16,965,195

Software (14.9%)
Adobe, Inc.*	36,979	10,895,862
Microsoft Corp.	133,387	17,868,523
Nutanix, Inc., Class A*	105,370	2,733,298
Oracle Corp.	143,520	8,176,334
Palo Alto Networks, Inc.*	27,150	5,532,084
Splunk, Inc.*	46,965	5,905,849
VMware, Inc., Class A	26,791	4,479,723

		55,591,673

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	39,211	$7,760,641

Total Information Technology		106,198,837

Materials (3.7%)
Chemicals (3.7%)
Ecolab, Inc.	37,008	7,306,860
Linde plc	31,730	6,371,384

Total Materials		13,678,244

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Equinix, Inc. (REIT)	14,150	7,135,703

Total Real Estate		7,135,703

Total Common Stocks (96.8%) (Cost $227,453,832)		360,621,052

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	358,917	359,061

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $600,130, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $612,000. (xx)	$600,000	600,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $82,941, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $84,582. (xx)	82,922	82,922
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,941,488, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,980,318. (xx)	1,941,084	1,941,084

NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $300,063, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $307,211. (xx)	300,000	300,000

Total Repurchase Agreements		2,924,006

Total Short-Term Investments (0.9%) (Cost $3,283,067)		3,283,067

Total Investments in Securities (97.7%) (Cost $230,736,899)		363,904,119
Other Assets Less Liabilities (2.3%)		8,556,315

Net Assets (100%)		$372,460,434

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $6,405,052. This was collateralized by $3,546,276 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/11/19 - 2/15/49 and by cash of $2,924,006 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$51,107,118	$—	$—	$51,107,118
Consumer Discretionary	52,681,314	—	—	52,681,314
Consumer Staples	22,309,867	—	—	22,309,867
Energy	4,944,907	—	—	4,944,907
Financials	18,768,386	—	—	18,768,386
Health Care	46,152,840	—	—	46,152,840
Industrials	37,643,836	—	—	37,643,836
Information Technology	106,198,837	—	—	106,198,837
Materials	13,678,244	—	—	13,678,244
Real Estate	7,135,703	—	—	7,135,703
Short-Term Investments
Investment Company	359,061	—	—	359,061
Repurchase Agreements	—	2,924,006	—	2,924,006

Total Assets	$360,980,113	$2,924,006	$—	$363,904,119

Total Liabilities	$—	$—	$—	$—

Total	$360,980,113	$2,924,006	$—	$363,904,119

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,451,325
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$65,843,454

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,254,194
Aggregate gross unrealized depreciation	(4,578,281)

Net unrealized appreciation	$131,675,913

Federal income tax cost of investments in securities and derivative instruments, if applicable	$232,228,206

For the six months ended June 30, 2019, the Portfolio incurred approximately $429 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $227,812,893)	$360,980,113
Repurchase Agreements (Cost $2,924,006)	2,924,006
Cash	10,340,000
Receivable for securities sold	2,243,535
Receivable for Portfolio shares sold	99,004
Dividends, interest and other receivables	62,462
Securities lending income receivable	2,246
Other assets	4,034

Total assets	376,655,400

LIABILITIES
Payable for return of collateral on securities loaned	2,924,006
Payable for Portfolio shares redeemed	486,753
Payable for securities purchased	443,074
Investment management fees payable	194,683
Distribution fees payable – Class IB	70,403
Administrative fees payable	28,534
Distribution fees payable – Class IA	2,633
Accrued expenses	44,880

Total liabilities	4,194,966

NET ASSETS	$372,460,434

Net assets were comprised of:
Paid in capital	$224,488,225
Total distributable earnings (loss)	147,972,209

Net assets	$372,460,434

Class IA
Net asset value, offering and redemption price per share, $13,138,323 / 990,063 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.27

Class IB
Net asset value, offering and redemption price per share, $350,478,612 / 27,358,192 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.81

Class K
Net asset value, offering and redemption price per share, $8,843,499 / 656,900 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.46

(x)	Includes value of securities on loan of $6,405,052.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$1,773,841
Interest	68,362
Securities lending (net)	18,661

Total income	1,860,864

EXPENSES
Investment management fees	1,162,862
Distribution fees – Class IB	420,813
Administrative fees	171,271
Professional fees	26,589
Printing and mailing expenses	20,759
Custodian fees	17,970
Distribution fees – Class IA	15,631
Trustees’ fees	5,356
Miscellaneous	3,875

Total expenses	1,845,126

NET INVESTMENT INCOME (LOSS)	15,738

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	11,227,848
Net change in unrealized appreciation (depreciation) on investments in securities	58,218,591

NET REALIZED AND UNREALIZED GAIN (LOSS)	69,446,439

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,462,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,738	$652,369
Net realized gain (loss)	11,227,848	30,260,647
Net change in unrealized appreciation (depreciation)	58,218,591	(28,992,983)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,462,177	1,920,033

Distributions to shareholders:
Class IA	—	(1,030,851)
Class IB	—	(29,312,097)
Class K	—	(686,678)

Total distributions to shareholders	—	(31,029,626)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 53,878 and 56,616 shares, respectively ]	673,477	689,869
Capital shares issued in reinvestment of dividends and distributions [ 0 and 87,012 shares, respectively ]	—	1,030,851
Capital shares repurchased [ (99,914) and (118,879) shares, respectively ]	(1,249,616)	(1,518,265)

Total Class IA transactions	(576,139)	202,455

Class IB
Capital shares sold [ 651,429 and 1,202,936 shares, respectively ]	7,773,552	14,513,785
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,561,367 shares, respectively ]	—	29,312,097
Capital shares repurchased [ (2,262,308) and (4,482,805) shares, respectively ]	(27,292,156)	(55,204,827)

Total Class IB transactions	(19,518,604)	(11,378,945)

Class K
Capital shares sold [ 99,956 and 171,451 shares, respectively ]	1,270,482	2,133,493
Capital shares issued in reinvestment of dividends and distributions [ 0 and 57,255 shares, respectively ]	—	686,678
Capital shares repurchased [ (130,586) and (187,811) shares, respectively ]	(1,678,488)	(2,432,408)

Total Class K transactions	(408,006)	387,763

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,502,749)	(10,788,727)

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,959,428	(39,898,320)
NET ASSETS:
Beginning of period	323,501,006	363,399,326

End of period	$372,460,434	$323,501,006

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018		2017	2016	2015	2014
Net asset value, beginning of period	$10.89	$11.95		$10.77	$10.73	$11.38	$12.31

Income (loss) from investment operations:
Net investment income (loss) (e)	—	0.02	##	0.01	— #	(0.05)	(0.05)
Net realized and unrealized gain (loss)	2.38	0.01		2.65	0.09	0.18	0.52

Total from investment operations	2.38	0.03		2.66	0.09	0.13	0.47

Less distributions:
Dividends from net investment income	—	(0.02)		(0.01)	—	—	—
Distributions from net realized gains	—	(1.07)		(1.47)	(0.05)	(0.78)	(1.40)

Total dividends and distributions	—	(1.09)		(1.48)	(0.05)	(0.78)	(1.40)

Net asset value, end of period	$13.27	$10.89		$11.95	$10.77	$10.73	$11.38

Total return (b)	21.85%	(0.38)%		25.59%	0.84%	1.34%	3.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,138	$11,286		$12,084	$12,944	$14,616	$15,531
Ratio of expenses to average net assets (a)(f)	1.04%	1.04%		1.04%	1.04%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets (a)(f)	— %‡‡	0.18	%(aa)	0.08%	(0.01)%	(0.41)%	(0.39)%
Portfolio turnover rate (z)^	12%	18%		16%	78%	101%	90%

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018		2017	2016	2015	2014
Net asset value, beginning of period	$10.52	$11.57		$10.47	$10.43	$11.09	$12.02

Income (loss) from investment operations:
Net investment income (loss) (e)	—	0.02	##	0.01	— #	(0.05)	(0.05)
Net realized and unrealized gain (loss)	2.29	0.02		2.57	0.09	0.17	0.52

Total from investment operations	2.29	0.04		2.58	0.09	0.12	0.47

Less distributions:
Dividends from net investment income	—	(0.02)		(0.01)	—	—	—
Distributions from net realized gains	—	(1.07)		(1.47)	(0.05)	(0.78)	(1.40)

Total dividends and distributions	—	(1.09)		(1.48)	(0.05)	(0.78)	(1.40)

Net asset value, end of period	$12.81	$10.52		$11.57	$10.47	$10.43	$11.09

Total return (b)	21.77%	(0.30)%		25.56%	0.87%	1.28%	3.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$350,479	$304,627		$343,495	$321,626	$380,798	$415,372
Ratio of expenses to average net assets (a)(f)	1.04%	1.04%		1.04%	1.04%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets (a)(f)	— %‡‡	0.17	%(aa)	0.07%	(0.02)%	(0.41)%	(0.38)%
Portfolio turnover rate (z)^	12%	18%		16%	78%	101%	90%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018		2017	2016	2015	2014
Net asset value, beginning of period	$11.04	$12.09		$10.88	$10.81	$11.44	$12.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.06	##	0.04	0.02	(0.02)	(0.02)
Net realized and unrealized gain (loss)	2.40	0.01		2.68	0.10	0.17	0.53

Total from investment operations	2.42	0.07		2.72	0.12	0.15	0.51

Less distributions:
Dividends from net investment income	—	(0.05)		(0.04)	—	—	—
Distributions from net realized gains	—	(1.07)		(1.47)	(0.05)	(0.78)	(1.40)

Total dividends and distributions	—	(1.12)		(1.51)	(0.05)	(0.78)	(1.40)

Net asset value, end of period	$13.46	$11.04		$12.09	$10.88	$10.81	$11.44

Total return (b)	21.92%	(0.03)%		25.87%	1.12%	1.51%	4.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,843	$7,588		$7,820	$6,445	$7,509	$7,995
Ratio of expenses to average net assets (a)(f)	0.79%	0.79%		0.79%	0.79%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets (a)(f)	0.26%	0.44	%(aa)	0.32%	0.23%	(0.16)%	(0.13)%
Portfolio turnover rate (z)^	12%	18%		16%	78%	101%	90%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share amounts would have been $0.01, $0.01 and $0.04 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.

See Notes to Financial Statements.

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	27.6%
Consumer Discretionary	13.8
Health Care	11.9
Industrials	8.7
Investment Company	8.3
Communication Services	6.6
Financials	5.8
Consumer Staples	4.7
Real Estate	4.4
Energy	1.9
Materials	1.7
Repurchase Agreements	1.3
Utilities	1.3
Cash and Other	2.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,218.20	$5.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,217.24	5.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (6.6%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	22,562	$756,053
CenturyLink, Inc.	3,022	35,539
Verizon Communications, Inc.	12,786	730,464

		1,522,056

Entertainment (1.8%)
Activision Blizzard, Inc.	2,352	111,014
Electronic Arts, Inc.*	922	93,362
Lions Gate Entertainment Corp., Class B	44,120	512,233
Netflix, Inc.*	1,352	496,617
Spotify Technology SA*	10,650	1,557,243
Take-Two Interactive Software, Inc.*	336	38,146
Viacom, Inc., Class B	1,089	32,529
Walt Disney Co. (The)	5,397	753,637

		3,594,781

Interactive Media & Services (3.3%)
Alphabet, Inc., Class A*	926	1,002,673
Alphabet, Inc., Class C*	949	1,025,783
Cargurus, Inc.*	27,970	1,009,997
Facebook, Inc., Class A*	7,428	1,433,604
Pinterest, Inc., Class A (x)*	31,560	859,063
TripAdvisor, Inc.*	290	13,424
Twitter, Inc.*	2,243	78,281
Yelp, Inc.*	32,900	1,124,522

		6,547,347

Media (0.7%)
CBS Corp. (Non-Voting), Class B	1,116	55,688
Charter Communications, Inc., Class A*	528	208,655
Comcast Corp., Class A	14,003	592,047
comScore, Inc.*	65,920	340,147
Discovery, Inc., Class A (x)*	442	13,569
Discovery, Inc., Class C*	1,109	31,551
DISH Network Corp., Class A*	699	26,849
Fox Corp., Class A	1,123	41,147
Fox Corp., Class B	517	18,886
Interpublic Group of Cos., Inc. (The)	1,172	26,475
News Corp., Class A	1,095	14,772
News Corp., Class B	412	5,751
Omnicom Group, Inc. (x)	686	56,218
Tribune Co. Litigation, Class 1C (r)*	24,151	—

		1,431,755

Total Communication Services		13,095,939

Consumer Discretionary (13.8%)
Auto Components (0.9%)
Aptiv plc	801	64,745
BorgWarner, Inc.	634	26,616
Fox Factory Holding Corp.*	20,630	1,702,181

		1,793,542

Automobiles (0.2%)
Ford Motor Co.	12,254	125,359
General Motors Co.	4,098	157,896
Harley-Davidson, Inc. (x)	492	17,628

		300,883

Distributors (0.0%)
Genuine Parts Co.	465	48,165
LKQ Corp.*	973	25,891

		74,056

Diversified Consumer Services (0.0%)
H&R Block, Inc.	680	19,924

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	1,233	57,396
Chipotle Mexican Grill, Inc.*	75	54,966
Darden Restaurants, Inc.	392	47,718
Hilton Worldwide Holdings, Inc.	902	88,162
Marriott International, Inc., Class A	851	119,387
McDonald’s Corp.	2,367	491,531
MGM Resorts International	1,570	44,855
Norwegian Cruise Line Holdings Ltd.*	645	34,591
Royal Caribbean Cruises Ltd.	528	63,999
Starbucks Corp.	3,745	313,943
Wynn Resorts Ltd.	305	37,817
Yum! Brands, Inc.	943	104,362

		1,458,727

Household Durables (0.1%)
DR Horton, Inc.	1,036	44,683
Garmin Ltd.	374	29,845
Leggett & Platt, Inc.	372	14,273
Lennar Corp., Class A	880	42,645
Mohawk Industries, Inc.*	193	28,462
Newell Brands, Inc.	1,191	18,365
PulteGroup, Inc.	794	25,106
Whirlpool Corp.	194	27,618

		230,997

Internet & Direct Marketing Retail (6.2%)
Alibaba Group Holding Ltd. (ADR)*	9,290	1,574,190
Amazon.com, Inc.*	1,279	2,421,953
Booking Holdings, Inc.*	134	251,211
eBay, Inc.	37,753	1,491,243
Expedia Group, Inc.	13,084	1,740,565
Farfetch Ltd., Class A*	58,360	1,213,888
MercadoLibre, Inc.*	4,780	2,924,261
RealReal, Inc. (The)*	21,890	632,621

		12,249,932

Leisure Products (0.0%)
Hasbro, Inc.	356	37,622

Multiline Retail (0.2%)
Dollar General Corp.	792	107,047
Dollar Tree, Inc.*	733	78,717
Kohl’s Corp.	475	22,586
Macy’s, Inc.	923	19,808

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Nordstrom, Inc. (x)	314	$10,004
Target Corp.	1,581	136,930

		375,092

Specialty Retail (5.2%)
Advance Auto Parts, Inc.	16,168	2,492,136
AutoZone, Inc.*	75	82,460
Best Buy Co., Inc.	710	49,508
CarMax, Inc. (x)*	497	43,154
Carvana Co. (x)*	25,920	1,622,333
Foot Locker, Inc.	351	14,714
Gap, Inc. (The)	633	11,375
Home Depot, Inc. (The)	3,402	707,514
L Brands, Inc.	763	19,914
Lowe’s Cos., Inc.	18,390	1,855,735
O’Reilly Automotive, Inc.*	241	89,006
Ross Stores, Inc.	30,921	3,064,890
Tiffany & Co.	334	31,276
TJX Cos., Inc. (The)	3,749	198,247
Tractor Supply Co.	373	40,582
Ulta Beauty, Inc.*	173	60,012

		10,382,856

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	430	14,912
Hanesbrands, Inc.	1,183	20,371
NIKE, Inc., Class B	3,902	327,573
PVH Corp.	228	21,578
Ralph Lauren Corp.	164	18,629
Tapestry, Inc.	888	28,176
Under Armour, Inc., Class A (x)*	534	13,537
Under Armour, Inc., Class C*	538	11,944
VF Corp.	999	87,263

		543,983

Total Consumer Discretionary		27,467,614

Consumer Staples (4.7%)
Beverages (1.4%)
Brown-Forman Corp., Class B	512	28,380
Coca-Cola Co. (The)	11,891	605,490
Constellation Brands, Inc., Class A	7,703	1,517,029
Molson Coors Brewing Co., Class B	578	32,368
Monster Beverage Corp.*	1,198	76,468
PepsiCo, Inc.	4,343	569,498

		2,829,233

Food & Staples Retailing (1.8%)
BJ’s Wholesale Club Holdings, Inc.*	45,830	1,209,912
Casey’s General Stores, Inc.	7,620	1,188,644
Costco Wholesale Corp.	1,365	360,715
Kroger Co. (The)	2,546	55,273
Sysco Corp.	1,454	102,827
Walgreens Boots Alliance, Inc.	2,403	131,372
Walmart, Inc.	4,325	477,869

		3,526,612

Food Products (0.4%)
Archer-Daniels-Midland Co.	1,724	70,339
Campbell Soup Co. (x)	581	23,281
Conagra Brands, Inc.	1,495	39,647
General Mills, Inc.	1,837	96,479
Hershey Co. (The)	427	57,231
Hormel Foods Corp.	839	34,013
JM Smucker Co. (The)	350	40,317
Kellogg Co.	763	40,874
Kraft Heinz Co. (The)	1,908	59,224
Lamb Weston Holdings, Inc.	451	28,575
McCormick & Co., Inc. (Non-Voting)	377	58,439
Mondelez International, Inc., Class A	4,446	239,639
Tyson Foods, Inc., Class A	909	73,393

		861,451

Household Products (0.7%)
Church & Dwight Co., Inc.	754	55,087
Clorox Co. (The)	393	60,172
Colgate-Palmolive Co.	2,653	190,141
Kimberly-Clark Corp.	1,060	141,277
Procter & Gamble Co. (The)	7,755	850,336

		1,297,013

Personal Products (0.1%)
Coty, Inc., Class A	925	12,395
Estee Lauder Cos., Inc. (The), Class A	685	125,430

		137,825

Tobacco (0.3%)
Altria Group, Inc.	5,771	273,257
Philip Morris International, Inc.	4,816	378,200

		651,457

Total Consumer Staples		9,303,591

Energy (1.9%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	1,600	39,408
Halliburton Co.	2,686	61,080
Helmerich & Payne, Inc.	315	15,945
National Oilwell Varco, Inc.	1,179	26,209
Schlumberger Ltd.	4,267	169,571
TechnipFMC plc	1,310	33,981

		346,194

Oil, Gas & Consumable Fuels (1.7%)
Anadarko Petroleum Corp.	1,571	110,850
Apache Corp.	1,121	32,475
Cabot Oil & Gas Corp.	1,291	29,641
Chevron Corp.	5,889	732,827
Cimarex Energy Co.	316	18,748
Concho Resources, Inc.	616	63,559
ConocoPhillips	3,493	213,073
Devon Energy Corp.	1,278	36,449
Diamondback Energy, Inc.	492	53,613
EOG Resources, Inc.	1,786	166,384
Exxon Mobil Corp.	13,081	1,002,397
Hess Corp. (x)	784	49,839

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

HollyFrontier Corp.	497	$23,001
Kinder Morgan, Inc.	5,994	125,155
Marathon Oil Corp.	2,481	35,255
Marathon Petroleum Corp.	2,028	113,325
Noble Energy, Inc.	1,489	33,354
Occidental Petroleum Corp.	2,308	116,046
ONEOK, Inc.	1,267	87,182
Phillips 66	1,292	120,854
Pioneer Natural Resources Co.	518	79,700
Valero Energy Corp.	1,286	110,094
Williams Cos., Inc. (The)	3,728	104,533

		3,458,354

Total Energy		3,804,548

Financials (5.8%)
Banks (2.1%)
Bank of America Corp.	27,338	792,802
BB&T Corp.	2,397	117,765
Citigroup, Inc.	7,149	500,644
Citizens Financial Group, Inc.	1,417	50,105
Comerica, Inc.	479	34,795
Fifth Third Bancorp	2,248	62,719
First Republic Bank	507	49,509
Huntington Bancshares, Inc.	3,207	44,321
JPMorgan Chase & Co.	10,029	1,121,242
KeyCorp	3,035	53,871
M&T Bank Corp.	426	72,450
People’s United Financial, Inc.	1,236	20,740
PNC Financial Services Group, Inc. (The)‡	1,397	191,780
Regions Financial Corp.	3,133	46,807
SunTrust Banks, Inc.	1,365	85,790
SVB Financial Group*	155	34,811
US Bancorp	4,632	242,717
Wells Fargo & Co.	12,505	591,737
Zions Bancorp NA	546	25,105

		4,139,710

Capital Markets (1.8%)
Affiliated Managers Group, Inc.	156	14,374
Ameriprise Financial, Inc.	410	59,516
Bank of New York Mellon Corp. (The)	2,757	121,722
BlackRock, Inc.‡	368	172,703
Cboe Global Markets, Inc.	345	35,752
Charles Schwab Corp. (The)	3,707	148,984
CME Group, Inc.	1,113	216,044
E*TRADE Financial Corp.	763	34,030
Franklin Resources, Inc.	876	30,485
Goldman Sachs Group, Inc. (The)	1,054	215,648
Intercontinental Exchange, Inc.	1,750	150,395
Invesco Ltd.	1,244	25,452
KKR & Co., Inc., Class A	63,710	1,609,952
MarketAxess Holdings, Inc.	116	37,285
Moody’s Corp.	512	99,999
Morgan Stanley	3,946	172,874
MSCI, Inc.	268	63,996
Nasdaq, Inc.	357	34,333
Northern Trust Corp.	672	60,480
Raymond James Financial, Inc.	409	34,581
S&P Global, Inc.	755	171,981

State Street Corp.	1,125	63,067
T. Rowe Price Group, Inc.	743	81,515

		3,655,168

Consumer Finance (0.3%)
American Express Co.	2,110	260,459
Capital One Financial Corp.	1,465	132,934
Discover Financial Services	981	76,116
Synchrony Financial	1,945	67,433

		536,942

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B*	5,998	1,278,594
Jefferies Financial Group, Inc.	720	13,845

		1,292,439

Insurance (1.0%)
Aflac, Inc.	2,310	126,611
Allstate Corp. (The)	1,045	106,265
American International Group, Inc.	2,677	142,631
Aon plc	751	144,928
Arthur J Gallagher & Co.	567	49,664
Assurant, Inc.	190	20,212
Chubb Ltd.	1,411	207,826
Cincinnati Financial Corp.	467	48,414
Everest Re Group Ltd.	124	30,650
Hartford Financial Services Group, Inc. (The)	1,141	63,576
Lincoln National Corp.	606	39,057
Loews Corp.	835	45,649
Marsh & McLennan Cos., Inc.	1,581	157,705
MetLife, Inc.	2,947	146,377
Principal Financial Group, Inc.	792	45,873
Progressive Corp. (The)	1,798	143,714
Prudential Financial, Inc.	1,259	127,159
Torchmark Corp.	317	28,359
Travelers Cos., Inc. (The)	811	121,261
Unum Group	663	22,244
Willis Towers Watson plc	397	76,041

		1,894,216

Total Financials		11,518,475

Health Care (11.9%)
Biotechnology (2.1%)
AbbVie, Inc.	4,570	332,330
Alexion Pharmaceuticals, Inc.*	9,628	1,261,076
Amgen, Inc.	1,886	347,552
Biogen, Inc.*	596	139,387
BioMarin Pharmaceutical, Inc.*	16,340	1,399,521
Celgene Corp.*	2,186	202,074
Gilead Sciences, Inc.	3,927	265,308
Incyte Corp.*	547	46,473
Regeneron Pharmaceuticals, Inc.*	241	75,433
Vertex Pharmaceuticals, Inc.*	800	146,704

		4,215,858

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	5,454	458,681
ABIOMED, Inc.*	139	36,208

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Align Technology, Inc.*	223	$61,035
Baxter International, Inc.	1,468	120,229
Becton Dickinson and Co.	838	211,184
Boston Scientific Corp.*	4,322	185,760
Cooper Cos., Inc. (The)	152	51,207
Danaher Corp.	1,950	278,694
Dentsply Sirona, Inc.	731	42,661
Edwards Lifesciences Corp.*	652	120,451
Hologic, Inc.*	851	40,865
IDEXX Laboratories, Inc.*	265	72,963
Insulet Corp. (x)*	15,790	1,885,010
Intuitive Surgical, Inc.*	357	187,264
Medtronic plc	4,152	404,363
ResMed, Inc.	454	55,402
Stryker Corp.	964	198,179
Teleflex, Inc.	146	48,348
Varian Medical Systems, Inc.*	286	38,933
Zimmer Biomet Holdings, Inc.	629	74,059

		4,571,496

Health Care Providers & Services (1.6%)
AmerisourceBergen Corp.	473	40,328
Anthem, Inc.	799	225,486
Cardinal Health, Inc.	949	44,698
Centene Corp.*	1,269	66,546
Cigna Corp.	1,170	184,333
CVS Health Corp.	4,035	219,867
DaVita, Inc.*	376	21,154
HCA Healthcare, Inc.	822	111,110
Henry Schein, Inc.*	448	31,315
Humana, Inc.	418	110,895
Laboratory Corp. of America Holdings*	304	52,562
McKesson Corp.	586	78,753
Quest Diagnostics, Inc.	429	43,676
Surgery Partners, Inc. (x)*	130,170	1,059,584
UnitedHealth Group, Inc.	2,938	716,901
Universal Health Services, Inc., Class B	269	35,075
WellCare Health Plans, Inc.*	154	43,901

		3,086,184

Health Care Technology (0.9%)
Cerner Corp.	999	73,227
Medidata Solutions, Inc.*	19,150	1,733,266

		1,806,493

Life Sciences Tools & Services (3.3%)
Agilent Technologies, Inc.	978	73,027
Bio-Rad Laboratories, Inc., Class A*	5,020	1,569,202
Illumina, Inc.*	453	166,772
IQVIA Holdings, Inc.*	487	78,358
Mettler-Toledo International, Inc.*	76	63,840
PerkinElmer, Inc.	16,892	1,627,375
Syneos Health, Inc.*	50,730	2,591,796
Thermo Fisher Scientific, Inc.	1,231	361,520
Waters Corp.*	208	44,770

		6,576,660

Pharmaceuticals (1.7%)
Allergan plc	944	158,054
Bristol-Myers Squibb Co.	5,075	230,151
Eli Lilly & Co.	2,679	296,807
Johnson & Johnson	8,216	1,144,325
Merck & Co., Inc.	7,974	668,620
Mylan NV*	1,510	28,750
Nektar Therapeutics*	573	20,387
Perrigo Co. plc	421	20,048
Pfizer, Inc.	17,164	743,545
Zoetis, Inc.	1,474	167,284

		3,477,971

Total Health Care		23,734,662

Industrials (8.7%)
Aerospace & Defense (1.0%)
Arconic, Inc.	1,210	31,242
Boeing Co. (The)	1,618	588,968
General Dynamics Corp.	847	154,002
Harris Corp.	362	68,465
Huntington Ingalls Industries, Inc.	122	27,418
L3 Technologies, Inc.	244	59,821
Lockheed Martin Corp.	764	277,745
Northrop Grumman Corp.	523	168,987
Raytheon Co.	856	148,841
Textron, Inc.	732	38,825
TransDigm Group, Inc.*	150	72,570
United Technologies Corp.	2,514	327,323

		1,964,207

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	407	34,331
Expeditors International of Washington, Inc.	547	41,495
FedEx Corp.	739	121,336
United Parcel Service, Inc., Class B	2,165	223,580

		420,742

Airlines (0.1%)
Alaska Air Group, Inc.	372	23,775
American Airlines Group, Inc.	1,218	39,719
Delta Air Lines, Inc.	1,842	104,533
Southwest Airlines Co.	1,480	75,154
United Continental Holdings, Inc.*	676	59,184

		302,365

Building Products (1.8%)
Allegion plc	289	31,949
AO Smith Corp.	435	20,514
Fortune Brands Home & Security, Inc.	423	24,166
Johnson Controls International plc	2,460	101,623
Masco Corp.	895	35,120
Masonite International Corp.*	19,990	1,053,073
Trex Co., Inc. (x)*	31,090	2,229,153

		3,495,598

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (1.7%)
Cintas Corp.	261	$61,933
Copart, Inc.*	40,991	3,063,667
Republic Services, Inc.	663	57,442
Rollins, Inc.	490	17,576
Waste Management, Inc.	1,220	140,752

		3,341,370

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	335	28,270
Quanta Services, Inc.	430	16,422

		44,692

Electrical Equipment (0.2%)
AMETEK, Inc.	711	64,587
Eaton Corp. plc	1,304	108,597
Emerson Electric Co.	1,892	126,234
Rockwell Automation, Inc.	368	60,290

		359,708

Industrial Conglomerates (0.5%)
3M Co.	1,787	309,759
General Electric Co.	27,017	283,678
Honeywell International, Inc.	2,258	394,224
Roper Technologies, Inc.	319	116,837

		1,104,498

Machinery (1.2%)
Caterpillar, Inc.	1,772	241,506
Cummins, Inc.	456	78,131
Deere & Co.	981	162,562
Dover Corp.	462	46,292
Flowserve Corp.	435	22,920
Fortive Corp.	907	73,939
Illinois Tool Works, Inc.	929	140,103
Ingersoll-Rand plc	746	94,496
PACCAR, Inc.	1,067	76,461
Parker-Hannifin Corp.	395	67,154
Pentair plc	482	17,930
Snap-on, Inc.	171	28,324
Stanley Black & Decker, Inc.	465	67,244
Tennant Co.	18,620	1,139,544
Wabtec Corp. (x)	500	35,880
Xylem, Inc.	553	46,253

		2,338,739

Professional Services (0.1%)
Equifax, Inc.	372	50,309
IHS Markit Ltd.*	1,119	71,303
Nielsen Holdings plc	1,090	24,634
Robert Half International, Inc.	371	21,151
Verisk Analytics, Inc.	503	73,669

		241,066

Road & Rail (1.1%)
CSX Corp.	2,357	182,361
JB Hunt Transport Services, Inc.	268	24,498
Kansas City Southern	298	36,302
Lyft, Inc., Class A (x)*	21,868	1,436,946
Norfolk Southern Corp.	823	164,049
Union Pacific Corp.	2,188	370,013

		2,214,169

Trading Companies & Distributors (0.8%)
Fastenal Co.	1,755	57,195
H&E Equipment Services, Inc.	50,950	1,482,136
United Rentals, Inc.*	255	33,821
WW Grainger, Inc.	134	35,943

		1,609,095

Total Industrials		17,436,249

Information Technology (27.6%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	163	42,318
Cisco Systems, Inc.	13,234	724,297
F5 Networks, Inc.*	189	27,524
Juniper Networks, Inc.	1,058	28,174
Motorola Solutions, Inc.	505	84,199

		906,512

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	918	88,073
Corning, Inc.	2,412	80,151
FLIR Systems, Inc.	413	22,343
IPG Photonics Corp.*	121	18,664
Keysight Technologies, Inc.*	578	51,910
nLight, Inc. (x)*	47,210	906,432
TE Connectivity Ltd.	1,043	99,899

		1,267,472

IT Services (8.0%)
Accenture plc, Class A	1,976	365,106
Akamai Technologies, Inc.*	502	40,230
Alliance Data Systems Corp.	144	20,179
Automatic Data Processing, Inc.	1,355	224,022
Broadridge Financial Solutions, Inc.	364	46,475
Cardtronics plc, Class A*	67,840	1,853,389
Cognizant Technology Solutions Corp., Class A	1,735	109,982
DXC Technology Co.	855	47,153
Fidelity National Information Services, Inc.	1,013	124,275
Fiserv, Inc.*	1,206	109,939
FleetCor Technologies, Inc.*	272	76,391
Gartner, Inc.*	269	43,293
Global Payments, Inc.	485	77,663
International Business Machines Corp.	2,740	377,846
InterXion Holding NV*	22,350	1,700,611
Jack Henry & Associates, Inc.	239	32,007
Mastercard, Inc., Class A	2,779	735,129
Paychex, Inc.	984	80,973
PayPal Holdings, Inc.*	3,632	415,719
Shopify, Inc., Class A*	12,720	3,817,908
Total System Services, Inc.	507	65,033
VeriSign, Inc.*	324	67,768
Visa, Inc., Class A	17,184	2,982,283
Western Union Co. (The)	1,363	27,110
Wix.com Ltd.*	17,770	2,525,117

		15,965,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	2,786	$84,611
Analog Devices, Inc.	1,155	130,365
Applied Materials, Inc.	2,869	128,847
Broadcom, Inc.	1,229	353,780
Intel Corp.	13,845	662,760
KLA-Tencor Corp.	488	57,681
Lam Research Corp.	456	85,655
Maxim Integrated Products, Inc.	842	50,368
Microchip Technology, Inc. (x)	753	65,285
Micron Technology, Inc.*	3,385	130,627
NVIDIA Corp.	1,883	309,245
Qorvo, Inc.*	349	23,247
QUALCOMM, Inc.	3,758	285,871
Skyworks Solutions, Inc.	530	40,953
Texas Instruments, Inc.	2,910	333,952
Xilinx, Inc.	779	91,860

		2,835,107

Software (15.1%)
Adobe, Inc.*	9,971	2,937,955
ANSYS, Inc.*	264	54,073
Autodesk, Inc.*	688	112,075
Avaya Holdings Corp.*	122	1,453
Cadence Design Systems, Inc.*	888	62,879
Citrix Systems, Inc.	9,794	961,183
Cornerstone OnDemand, Inc.*	40,820	2,364,703
Crowdstrike Holdings, Inc., Class A (x)*	5,890	402,228
DocuSign, Inc.*	38,030	1,890,471
FireEye, Inc. (x)*	80,560	1,193,094
ForeScout Technologies, Inc.*	40,130	1,358,802
Fortinet, Inc.*	24,449	1,878,417
Intuit, Inc.	807	210,893
LogMeIn, Inc.	5,020	369,874
Microsoft Corp.	23,690	3,173,512
New Relic, Inc.*	18,720	1,619,467
Oracle Corp.	7,502	427,389
Qualys, Inc.*	19,999	1,741,513
Red Hat, Inc.*	557	104,582
salesforce.com, Inc.*	2,401	364,304
ServiceNow, Inc.*	11,930	3,275,620
Symantec Corp.	1,911	41,583
Synopsys, Inc.*	461	59,326
Tableau Software, Inc., Class A*	7,460	1,238,509
Varonis Systems, Inc.*	15,490	959,451
Yext, Inc.*	91,351	1,835,242
Zoom Video Communications, Inc., Class A (x)*	15,390	1,366,478

		30,005,076

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	18,633	3,687,843
Hewlett Packard Enterprise Co.	4,085	61,071
HP, Inc.	4,611	95,863
NetApp, Inc.	760	46,892
Seagate Technology plc	764	36,000
Western Digital Corp.	895	42,557
Xerox Corp.	619	21,919

		3,992,145

Total Information Technology		54,971,913

Materials (1.7%)
Chemicals (0.8%)
Air Products & Chemicals, Inc.	687	155,516
Albemarle Corp.	332	23,376
Celanese Corp.	377	40,641
CF Industries Holdings, Inc.	675	31,529
Corteva, Inc.*	2,315	68,455
Dow, Inc.	2,314	114,103
DuPont de Nemours, Inc.	2,315	173,787
Eastman Chemical Co.	409	31,832
Ecolab, Inc.	792	156,373
FMC Corp.	415	34,424
International Flavors & Fragrances, Inc. (x)	304	44,107
Linde plc	1,678	336,942
LyondellBasell Industries NV, Class A	937	80,704
Mosaic Co. (The)	1,091	27,308
PPG Industries, Inc.	724	84,498
Sherwin-Williams Co. (The)	251	115,031

		1,518,626

Construction Materials (0.7%)
Martin Marietta Materials, Inc.	186	42,801
Summit Materials, Inc., Class A*	71,260	1,371,755
Vulcan Materials Co.	417	57,258

		1,471,814

Containers & Packaging (0.1%)
Amcor plc (x)*	4,997	57,416
Avery Dennison Corp.	267	30,887
Ball Corp.	1,029	72,020
International Paper Co.	1,232	53,370
Packaging Corp. of America	290	27,643
Sealed Air Corp.	476	20,363
Westrock Co.	786	28,665

		290,364

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,609	53,510
Newmont Goldcorp Corp.	2,516	96,791
Nucor Corp.	920	50,692

		200,993

Total Materials		3,481,797

Real Estate (4.4%)
Equity Real Estate Investment Trusts (REITs) (3.6%)
Alexandria Real Estate Equities, Inc. (REIT)	347	48,958
American Tower Corp. (REIT)	1,369	279,892
Apartment Investment & Management Co. (REIT), Class A	434	21,752
AvalonBay Communities, Inc. (REIT)	437	88,790
Boston Properties, Inc. (REIT)	475	61,275
Crown Castle International Corp. (REIT)	1,296	168,934
Digital Realty Trust, Inc. (REIT)	640	75,386
Duke Realty Corp. (REIT)	1,110	35,087
Equinix, Inc. (REIT)	262	132,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Equity Residential (REIT)	1,139	$86,473
Essex Property Trust, Inc. (REIT)	202	58,970
Extra Space Storage, Inc. (REIT)	392	41,591
Federal Realty Investment Trust (REIT)	227	29,228
HCP, Inc. (REIT)	1,521	48,641
Host Hotels & Resorts, Inc. (REIT)	2,219	40,430
Iron Mountain, Inc. (REIT)	882	27,607
Kimco Realty Corp. (REIT)	1,269	23,451
Macerich Co. (The) (REIT)	287	9,612
Mid-America Apartment Communities, Inc. (REIT)	351	41,334
Outfront Media, Inc. (REIT)	39,210	1,011,226
Prologis, Inc. (REIT)	1,941	155,474
Public Storage (REIT)	462	110,034
Realty Income Corp. (REIT)	973	67,108
Regency Centers Corp. (REIT)	516	34,438
SBA Communications Corp. (REIT)*	18,107	4,071,178
Simon Property Group, Inc. (REIT)	951	151,932
SL Green Realty Corp. (REIT)	262	21,057
UDR, Inc. (REIT)	898	40,311
Ventas, Inc. (REIT)	1,142	78,056
Vornado Realty Trust (REIT)	534	34,229
Welltower, Inc. (REIT)	1,252	102,075
Weyerhaeuser Co. (REIT)	2,296	60,477

		7,257,130

Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A*	30,402	1,559,622

Total Real Estate		8,816,752

Utilities (1.3%)
Electric Utilities (0.8%)
Alliant Energy Corp.	727	35,681
American Electric Power Co., Inc.	1,519	133,687
Duke Energy Corp.	2,264	199,776
Edison International	1,003	67,612
Entergy Corp.	584	60,111
Evergy, Inc.	755	45,413
Eversource Energy	1,006	76,215
Exelon Corp.	3,032	145,354
FirstEnergy Corp.	1,551	66,398
NextEra Energy, Inc.	1,483	303,808
Pinnacle West Capital Corp.	347	32,649
PPL Corp.	2,220	68,842
Southern Co. (The)	3,226	178,333
Xcel Energy, Inc.	1,583	94,173

		1,508,052

Gas Utilities (0.0%)
Atmos Energy Corp.	373	39,374

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	2,039	34,174
NRG Energy, Inc.	786	27,604

		61,778

Multi-Utilities (0.4%)
Ameren Corp.	777	58,361
CenterPoint Energy, Inc.	1,601	45,837
CMS Energy Corp.	897	51,945
Consolidated Edison, Inc.	1,015	88,995
Dominion Energy, Inc.	2,491	192,604
DTE Energy Co.	578	73,915
NiSource, Inc.	1,128	32,486
Public Service Enterprise Group, Inc.	1,556	91,524
Sempra Energy	844	115,999
WEC Energy Group, Inc.	971	80,952

		832,618

Water Utilities (0.1%)
American Water Works Co., Inc.	555	64,380

Total Utilities		2,506,202

Total Common Stocks (88.4%) (Cost $141,477,268)		176,137,742

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.0%)
Information Technology (0.0%)
Communications Equipment (0.0%)
Avaya, Inc. 7.000%, 4/1/19 (b)(h)(r)(x)§	$611,000	—
10.500%, 3/1/21 (b)(h)(r)§	3,180,000	—

Total Information Technology		—

Utilities (0.0%)
Electric Utilities (0.0%)
Texas Competitive Electric Holdings Co. LLC
8.500%, 5/1/20 (b)(h)(r)§	5,264,099	—

Total Utilities		—

Total Corporate Bonds		—

Total Long-Term Debt Securities (0.0%) (Cost $—)		—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (8.3%)
JPMorgan Prime Money Market Fund, IM Shares	16,545,550	16,552,168

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $500,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $510,000. (xx)	$500,000	500,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $70,299, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $71,690. (xx)	$70,283	$70,283
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $500,234, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $510,000. (xx)	500,000	500,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,364,954, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,392,253. (xx)	1,364,669	1,364,669
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $102,404. (xx)	100,000	100,000

Total Repurchase Agreements		2,534,952

Total Short-Term Investments (9.6%) (Cost $19,084,796)		19,087,120

Total Investments in Securities (98.0%) (Cost $160,562,064)		195,224,862
Other Assets Less Liabilities (2.0%)		3,935,678

Net Assets (100%)		$199,160,540

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $0 or –% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2019, the market value of these securities amounted to $0 or 0.0% of net assets.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $9,350,743. This was collateralized by $7,227,278 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $2,534,952 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	368	159,092	—	(15,690)	(187)	29,488	172,703	2,518	—
PNC Financial Services Group, Inc. (The)	1,397	179,925	—	(17,985)	277	29,563	191,780	2,780	—

Total		339,017	—	(33,675)	90	59,051	364,483	5,298	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	140	9/2019	USD	20,609,400	332,338

					332,338

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$13,095,939	$—	$—	(a)	$13,095,939
Consumer Discretionary	27,467,614	—	—		27,467,614
Consumer Staples	9,303,591	—	—		9,303,591
Energy	3,804,548	—	—		3,804,548
Financials	11,518,475	—	—		11,518,475
Health Care	23,734,662	—	—		23,734,662
Industrials	17,436,249	—	—		17,436,249
Information Technology	54,971,913	—	—		54,971,913
Materials	3,481,797	—	—		3,481,797
Real Estate	8,816,752	—	—		8,816,752
Utilities	2,506,202	—	—		2,506,202
Corporate Bonds
Health Care	—	—	—	(a)	—(a	)
Information Technology	—	—	—	(a)	—(a	)
Utilities	—	—	—	(a)	—(a	)
Futures	332,338	—	—		332,338
Short-Term Investments
Investment Company	16,552,168	—	—		16,552,168
Repurchase Agreements	—	2,534,952	—		2,534,952

Total Assets	$193,022,248	$2,534,952	$—		$195,557,200

Total Liabilities	$—	$—	$—		$—

Total	$193,022,248	$2,534,952	$—		$195,557,200

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$332,338	*

Total		$332,338

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,655,451	$1,655,451

Total	$1,655,451	$1,655,451

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$510,604	$510,604

Total	$510,604	$510,604

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $15,685,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,297,028
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$20,710,727

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,353,734
Aggregate gross unrealized depreciation	(7,265,550)

Net unrealized appreciation	$34,088,184

Federal income tax cost of investments in securities and derivative instruments, if applicable	$161,469,016

For the six months ended June 30 2019, the Portfolio incurred approximately $688 as brokerage commissions with Sanford C. Bernstein

& Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $226,902)	$364,483
Unaffiliated Issuers (Cost $157,800,210)	192,325,427
Repurchase Agreements (Cost $2,534,952)	2,534,952
Cash	5,938,420
Foreign cash (Cost $11)	11
Cash held as collateral at broker for futures	980,200
Dividends, interest and other receivables	195,637
Receivable for Portfolio shares sold	94,594
Due from broker for futures variation margin	93,102
Securities lending income receivable	11,433
Due from Custodian	155
Other assets	1,903

Total assets	202,540,317

LIABILITIES
Payable for return of collateral on securities loaned	2,534,952
Payable for securities purchased	475,475
Investment management fees payable	93,957
Payable for Portfolio shares redeemed	90,702
Distribution fees payable – Class IB	38,779
Administrative fees payable	19,390
Distribution fees payable – Class IA	941
Trustees’ fees payable	879
Accrued expenses	124,702

Total liabilities	3,379,777

NET ASSETS	$199,160,540

Net assets were comprised of:
Paid in capital	$183,478,478
Total distributable earnings (loss)	15,682,062

Net assets	$199,160,540

Class IA
Net asset value, offering and redemption price per share, $4,692,509 / 689,272 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.81

Class IB
Net asset value, offering and redemption price per share, $194,468,031 / 28,669,953 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.78

(x)	Includes value of securities on loan of $9,350,743.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($5,298 of dividend income received from affiliates)	$1,041,292
Interest	63,358
Securities lending (net)	51,967

Total income	1,156,617

EXPENSES
Investment management fees	654,709
Distribution fees – Class IB	228,779
Administrative fees	115,642
Custodian fees	33,963
Professional fees	29,998
Printing and mailing expenses	14,971
Distribution fees – Class IA	5,045
Trustees’ fees	2,805
Miscellaneous	9,863

Gross expenses	1,095,775
Less: Waiver from investment manager	(112,672)

Net expenses	983,103

NET INVESTMENT INCOME (LOSS)	173,514

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($90 of realized gain (loss) from affiliates)	(508,928)
Futures contracts	1,655,451
Foreign currency transactions	(451)

Net realized gain (loss)	1,146,072

Change in unrealized appreciation (depreciation) on:
Investments in securities ($59,051 of change in unrealized appreciation (depreciation) from affiliates)	34,287,818
Futures contracts	510,604
Foreign currency translations	(471)

Net change in unrealized appreciation (depreciation)	34,797,951

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,944,023

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,117,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$173,514	$6,541,744
Net realized gain (loss)	1,146,072	231,718,069
Net change in unrealized appreciation (depreciation)	34,797,951	(230,422,990)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,117,537	7,836,823

Distributions to shareholders:
Class IA	—	(1,371,086)
Class IB	—	(95,787,114)
Class K	—	(4,796,253)

Total distributions to shareholders	—	(101,954,453)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 133,055 and 167,067 shares, respectively ]	850,781	1,017,399
Capital shares issued in reinvestment of dividends and distributions [ 0 and 244,928 shares, respectively ]	—	1,371,086
Capital shares repurchased [ (25,048) and (25,763) shares, respectively ]	(164,402)	(368,756)

Total Class IA transactions	686,379	2,019,729

Class IB
Capital shares sold [ 1,109,644 and 325,012 shares, respectively ]	7,281,984	4,518,762
Capital shares issued in reinvestment of dividends and distributions [ 0 and 17,181,213 shares, respectively ]	—	95,787,114
Capital shares repurchased [ (2,103,828) and (1,969,543) shares, respectively ]	(13,483,292)	(28,087,719)

Total Class IB transactions	(6,201,308)	72,218,157

Class K (a)
Capital shares sold [ 0 and 23,978 shares, respectively ]	—	348,414
Capital shares issued in reinvestment of dividends and distributions [ 0 and 311,288 shares, respectively ]	—	4,796,253
Capital shares repurchased [ 0 and (28,974,584) shares, respectively ]	—	(447,229,720)

Total Class K transactions	—	(442,085,053)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,514,929)	(367,847,167)

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,602,608	(461,964,797)
NET ASSETS:
Beginning of period	168,557,932	630,522,729

End of period	$199,160,540	$168,557,932

(a) After the close of business on October 2, 2018, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016	2015	2014
Net asset value, beginning of period	$5.59	$14.68	$13.78		$12.44	$13.00	$12.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.14	0.20	##	0.20	0.19	0.21
Net realized and unrealized gain (loss)	1.21	(1.70)	1.73		1.44	(0.50)	0.96

Total from investment operations	1.22	(1.56)	1.93		1.64	(0.31)	1.17

Less distributions:
Dividends from net investment income	—	(0.54)	(0.16)		(0.30)	(0.25)	(0.23)
Distributions from net realized gains	—	(6.99)	(0.87)		—	—	—

Total dividends and distributions	—	(7.53)	(1.03)		(0.30)	(0.25)	(0.23)

Net asset value, end of period	$6.81	$5.59	$14.68		$13.78	$12.44	$13.00

Total return (b)	21.82%	(10.10)%	14.17%		13.14%	(2.38)%	9.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,693	$3,251	$2,864		$2,580	$2,770	$3,177
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.05%	1.05%		1.09%	1.10%	1.12%
Before waivers and reimbursements (a)(f)	1.17%	1.12%	1.11%		1.12%	1.11%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.18%	0.97%	1.35	%(aa)	1.57%	1.43%	1.64%
Before waivers and reimbursements (a)(f)	0.06%	0.90%	1.29	%(aa)	1.54%	1.43%	1.64%
Portfolio turnover rate (z)^	9%	44%*	13%		13%	24%	12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016	2015	2014
Net asset value, beginning of period	$5.57	$14.66	$13.76		$12.42	$12.98	$12.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.14	0.20	##	0.20	0.19	0.20
Net realized and unrealized gain (loss)	1.20	(1.70)	1.73		1.44	(0.51)	0.96

Total from investment operations	1.21	(1.56)	1.93		1.64	(0.32)	1.16

Less distributions:
Dividends from net investment income	—	(0.54)	(0.16)		(0.30)	(0.24)	(0.23)
Distributions from net realized gains	—	(6.99)	(0.87)		—	—	—

Total dividends and distributions	—	(7.53)	(1.03)		(0.30)	(0.24)	(0.23)

Net asset value, end of period	$6.78	$5.57	$14.66		$13.76	$12.42	$12.98

Total return (b)	21.72%	(10.11)%	14.19%		13.16%	(2.39)%	9.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$194,468	$165,307	$207,105		$200,159	$202,063	$234,510
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.05%	1.05%		1.09%	1.10%	1.12%
Before waivers and reimbursements (a)(f)	1.17%	1.12%	1.11%		1.12%	1.11%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.19%	0.97%	1.34	%(aa)	1.57%	1.44%	1.62%
Before waivers and reimbursements (a)(f)	0.07%	0.90%	1.28	%(aa)	1.54%	1.44%	1.62%
Portfolio turnover rate (z)^	9%	44%*	13%		13%	24%	12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2018 to October 2, 2018‡	Year Ended December 31,
		2017		2016	2015	2014
Net asset value, beginning of year	$14.68	$13.78		$12.44	$13.00	$12.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.23	##	0.23	0.22	0.24
Net realized and unrealized gain (loss)	0.81	1.73		1.44	(0.50)	0.96

Total from investment operations	0.98	1.96		1.67	(0.28)	1.20

Less distributions:
Dividends from net investment income	— #	(0.19)		(0.33)	(0.28)	(0.27)
Distributions from net realized gains	(0.18)	(0.87)		—	—	—

Total dividends and distributions	(0.18)	(1.06)		(0.33)	(0.28)	(0.27)

Net asset value, end of year	$15.48	$14.68		$13.78	$12.44	$13.00

Total return (b)	6.68%	14.44%		13.43%	(2.13)%	9.93%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—	$420,554		$414,906	$427,073	$480,589
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.80%		0.84%	0.85%	0.87%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.80%		0.84%	0.85%	0.87%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.86%	0.86%		0.87%	0.86%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.49%	1.59	%(cc)	1.82%	1.69%	1.87%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.49%	1.59	%(cc)	1.82%	1.69%	1.87%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.43%	1.52	%(cc)	1.79%	1.69%	1.87%
Portfolio turnover rate^	25%	13%		13%	24%	12%
‡	After the close of business on October 2, 2018 operations for Class K ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 25%.

#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.17, $0.17 and $0.20 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.20% lower.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	21.0%
Health Care	13.9
Financials	13.3
Consumer Discretionary	10.3
Industrials	10.0
Communication Services	9.1
Consumer Staples	6.4
Energy	4.6
Real Estate	4.0
Utilities	3.2
Materials	2.9
Repurchase Agreements	0.2
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,184.25	$3.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.44	3.39
Class IB
Actual	1,000.00	1,184.02	3.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.44	3.39

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.68% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (9.1%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	1,427,678	$47,841,490
CenturyLink, Inc.	194,275	2,284,674
Cogent Communications Holdings, Inc.	6,300	373,968
Intelsat SA*	19,000	369,550
Iridium Communications, Inc.*	19,300	448,918
Verizon Communications, Inc.	814,894	46,554,894
Vonage Holdings Corp.*	43,100	488,323
Zayo Group Holdings, Inc.*	45,400	1,494,114

		99,855,931

Entertainment (1.8%)
Activision Blizzard, Inc.	156,300	7,377,360
Cinemark Holdings, Inc.	20,600	743,660
Electronic Arts, Inc.*	59,000	5,974,340
Liberty Media Corp. – Liberty Formula One, Class A*	1,874	67,202
Liberty Media Corp. – Liberty Formula One, Class C*	40,748	1,524,383
Lions Gate Entertainment Corp., Class B	10,700	124,227
Live Nation Entertainment, Inc.*	25,200	1,669,500
Madison Square Garden Co. (The), Class A*	3,929	1,099,884
Netflix, Inc.*	82,400	30,267,168
Spotify Technology SA*	23,000	3,363,060
Take-Two Interactive Software, Inc.*	25,800	2,929,074
Viacom, Inc., Class B	69,260	2,068,796
Walt Disney Co. (The)	343,839	48,013,678
World Wrestling Entertainment, Inc., Class A (x)	8,700	628,227
Zynga, Inc., Class A*	165,300	1,013,289

		106,863,848

Interactive Media & Services (4.0%)
Alphabet, Inc., Class A*	58,725	63,587,430
Alphabet, Inc., Class C*	59,419	64,226,591
Cargurus, Inc.*	14,400	519,984
Facebook, Inc., Class A*	467,100	90,150,300
IAC/InterActiveCorp*	14,850	3,230,321
Match Group, Inc. (x)	10,300	692,881
TripAdvisor, Inc.*	26,605	1,231,546
Twitter, Inc.*	147,100	5,133,790
Yelp, Inc.*	13,200	451,176
Zillow Group, Inc., Class A (x)*	11,000	503,360
Zillow Group, Inc., Class C*	23,524	1,091,278

		230,818,657

Media (1.5%)
Altice USA, Inc., Class A*	64,100	1,560,835
AMC Networks, Inc., Class A*	14,712	801,657
Cable One, Inc.	900	1,053,891
CBS Corp. (Non-Voting), Class B	69,320	3,459,068
Charter Communications, Inc., Class A*	31,175	12,319,736

Clear Channel Outdoor Holdings, Inc.*	54,200	255,824
Comcast Corp., Class A	879,748	37,195,745
Discovery, Inc., Class A (x)*	37,900	1,163,530
Discovery, Inc., Class C*	79,909	2,273,411
DISH Network Corp., Class A*	43,560	1,673,140
Fox Corp., Class A	72,608	2,660,357
Fox Corp., Class B	32,333	1,181,125
GCI Liberty, Inc., Class A*	21,686	1,332,822
Interpublic Group of Cos., Inc. (The)	77,600	1,752,984
John Wiley & Sons, Inc., Class A	4,000	183,440
Liberty Broadband Corp., Class A*	5,100	524,484
Liberty Broadband Corp., Class C*	24,248	2,527,126
Liberty Latin America Ltd., Class C*	13,800	237,222
Liberty Media Corp. – Liberty SiriusXM, Class A*	24,697	933,794
Liberty Media Corp. – Liberty SiriusXM, Class C*	39,194	1,488,588
Meredith Corp. (x)	6,400	352,384
New York Times Co. (The), Class A (x)	31,600	1,030,792
News Corp., Class A	93,361	1,259,440
News Corp., Class B	9,000	125,640
Nexstar Media Group, Inc., Class A	9,772	986,972
Omnicom Group, Inc.	42,600	3,491,070
Sinclair Broadcast Group, Inc., Class A	13,300	713,279
Sirius XM Holdings, Inc. (x)	276,240	1,541,419
TEGNA, Inc.	35,200	533,280
Tribune Media Co., Class A	19,600	905,912

		85,518,967

Wireless Telecommunication Services (0.1%)
Shenandoah Telecommunications Co.	6,000	231,120
Sprint Corp.*	175,679	1,154,211
Telephone & Data Systems, Inc.	28,186	856,854
T-Mobile US, Inc.*	62,100	4,604,094
United States Cellular Corp. (x)*	2,000	89,340

		6,935,619

Total Communication Services		529,993,022

Consumer Discretionary (10.3%)
Auto Components (0.2%)
Adient plc	21,753	527,945
American Axle & Manufacturing Holdings, Inc.*	5,400	68,904
Aptiv plc	52,800	4,267,824
BorgWarner, Inc.	46,560	1,954,589
Cooper-Standard Holdings, Inc.*	3,600	164,952

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Dana, Inc.	31,900	$636,086
Dorman Products, Inc.*	4,300	374,702
Fox Factory Holding Corp.*	7,300	602,323
Gentex Corp.	56,600	1,392,926
Gentherm, Inc.*	4,200	175,686
Goodyear Tire & Rubber Co. (The)	56,500	864,450
LCI Industries	1,300	117,000
Lear Corp.	14,500	2,019,415
Tenneco, Inc., Class A	8,300	92,047
Visteon Corp. (x)*	7,700	451,066

		13,709,915

Automobiles (0.4%)
Ford Motor Co.	805,736	8,242,679
General Motors Co.	242,300	9,335,819
Harley-Davidson, Inc.	35,950	1,288,089
Tesla, Inc. (x)*	27,400	6,122,804
Thor Industries, Inc.	10,700	625,415

		25,614,806

Distributors (0.1%)
Core-Mark Holding Co., Inc.	3,700	146,964
Genuine Parts Co.	30,900	3,200,622
IAA, Inc.*	27,700	1,074,206
LKQ Corp.*	73,700	1,961,157
Pool Corp.	7,700	1,470,700

		7,853,649

Diversified Consumer Services (0.2%)
Adtalem Global Education, Inc.*	13,800	621,690
Bright Horizons Family Solutions, Inc.*	12,000	1,810,440
Chegg, Inc.*	20,100	775,659
frontdoor, Inc.*	15,900	692,445
Graham Holdings Co., Class B	900	621,027
Grand Canyon Education, Inc.*	9,300	1,088,286
H&R Block, Inc.	39,750	1,164,675
Houghton Mifflin Harcourt Co.*	13,100	75,456
Laureate Education, Inc., Class A*	16,300	256,073
Service Corp. International	42,000	1,964,760
ServiceMaster Global Holdings, Inc.*	31,800	1,656,462
Sotheby’s*	8,200	476,666
Strategic Education, Inc.	4,200	747,600
Weight Watchers International, Inc. (x)*	7,300	139,430

		12,090,669

Hotels, Restaurants & Leisure (2.2%)
Aramark	56,900	2,051,814
Bloomin’ Brands, Inc.	18,900	357,399
Boyd Gaming Corp.	11,900	320,586
Caesars Entertainment Corp.*	122,500	1,447,950
Carnival Corp.	86,760	4,038,678
Cheesecake Factory, Inc. (The) (x)	2,400	104,928
Chipotle Mexican Grill, Inc.*	5,200	3,810,976
Choice Hotels International, Inc.	7,400	643,874

Churchill Downs, Inc.	9,600	1,104,672
Cracker Barrel Old Country Store, Inc. (x)	5,800	990,234
Darden Restaurants, Inc.	26,850	3,268,451
Domino’s Pizza, Inc.	8,700	2,421,036
Dunkin’ Brands Group, Inc.	21,300	1,696,758
Eldorado Resorts, Inc. (x)*	13,500	621,945
Extended Stay America, Inc.	36,500	616,485
Hilton Grand Vacations, Inc.*	19,140	609,035
Hilton Worldwide Holdings, Inc.	57,333	5,603,727
Hyatt Hotels Corp., Class A	9,300	708,009
International Game Technology plc	28,400	368,348
International Speedway Corp., Class A	1,200	53,868
Las Vegas Sands Corp.	66,500	3,929,485
Marriott International, Inc., Class A	56,505	7,927,086
Marriott Vacations Worldwide Corp.	8,171	787,684
McDonald’s Corp.	149,921	31,132,595
MGM Resorts International	111,400	3,182,698
Norwegian Cruise Line Holdings Ltd.*	42,200	2,263,186
Penn National Gaming, Inc.*	18,200	350,532
Planet Fitness, Inc., Class A*	18,400	1,332,896
Red Rock Resorts, Inc., Class A	14,700	315,756
Royal Caribbean Cruises Ltd.	33,350	4,042,354
SeaWorld Entertainment, Inc.*	15,100	468,100
Shake Shack, Inc., Class A*	5,700	411,540
Six Flags Entertainment Corp.	16,884	838,797
Starbucks Corp.	236,500	19,825,795
Texas Roadhouse, Inc.	18,200	976,794
Vail Resorts, Inc.	8,300	1,852,394
Wendy’s Co. (The)	47,800	935,924
Wingstop, Inc.	5,700	540,075
Wyndham Destinations, Inc.	21,270	933,753
Wyndham Hotels & Resorts, Inc.	21,270	1,185,590
Wynn Resorts Ltd.	21,200	2,628,588
Yum China Holdings, Inc.	77,640	3,586,968
Yum! Brands, Inc.	60,840	6,733,163

		127,020,526

Household Durables (0.4%)
DR Horton, Inc.	75,200	3,243,376
Garmin Ltd.	26,100	2,082,780
Helen of Troy Ltd.*	6,000	783,540
iRobot Corp. (x)*	5,600	513,184
KB Home	16,700	429,691
Leggett & Platt, Inc.	33,200	1,273,884
Lennar Corp., Class A	58,989	2,858,607
Mohawk Industries, Inc.*	14,800	2,182,556
Newell Brands, Inc.	88,190	1,359,890
NVR, Inc.*	600	2,022,150
PulteGroup, Inc.	60,800	1,922,496
Roku, Inc.*	16,000	1,449,280
Taylor Morrison Home Corp., Class A*	11,800	247,328
Tempur Sealy International, Inc.*	10,100	741,037

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Toll Brothers, Inc.	32,900	$1,204,798
TopBuild Corp.*	7,011	580,230
TRI Pointe Group, Inc.*	21,800	260,946
Tupperware Brands Corp.	3,200	60,896
Whirlpool Corp.	14,420	2,052,831

		25,269,500

Internet & Direct Marketing Retail (3.2%)
Amazon.com, Inc.*	80,765	152,939,027
Booking Holdings, Inc.*	8,480	15,897,541
eBay, Inc.	169,470	6,694,065
Etsy, Inc.*	24,700	1,515,839
Expedia Group, Inc.	24,843	3,304,864
GrubHub, Inc.*	18,300	1,427,217
Liberty Expedia Holdings, Inc., Class A*	8,457	404,160
Qurate Retail, Inc., Class A*	86,720	1,074,461
Shutterfly, Inc.*	5,500	278,025
Stitch Fix, Inc., Class A*	14,900	476,651
Wayfair, Inc., Class A (x)*	11,600	1,693,600

		185,705,450

Leisure Products (0.1%)
Brunswick Corp.	22,600	1,037,114
Hasbro, Inc.	22,600	2,388,368
Mattel, Inc. (x)*	79,800	894,558
Polaris Industries, Inc.	12,300	1,122,129

		5,442,169

Multiline Retail (0.5%)
Dillard’s, Inc., Class A (x)	4,900	305,172
Dollar General Corp.	50,600	6,839,096
Dollar Tree, Inc.*	50,123	5,382,709
Kohl’s Corp.	36,010	1,712,275
Macy’s, Inc.	74,400	1,596,624
Nordstrom, Inc.	24,390	777,065
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	879,811
Target Corp.	97,360	8,432,350

		25,925,102

Specialty Retail (2.2%)
Aaron’s, Inc.	14,600	896,586
Advance Auto Parts, Inc.	14,550	2,242,737
American Eagle Outfitters, Inc.	35,200	594,880
Ascena Retail Group, Inc.*	8,768	5,349
At Home Group, Inc.*	3,500	23,310
AutoNation, Inc.*	10,800	452,952
AutoZone, Inc.*	4,890	5,376,408
Bed Bath & Beyond, Inc. (x)	26,600	309,092
Best Buy Co., Inc.	47,210	3,291,953
Burlington Stores, Inc.*	14,400	2,450,160
Camping World Holdings, Inc., Class A (x)	7,700	95,634
CarMax, Inc. (x)*	36,650	3,182,320
Carvana Co. (x)*	6,300	394,317
Dick’s Sporting Goods, Inc.	22,400	775,712
Five Below, Inc.*	10,700	1,284,214
Floor & Decor Holdings, Inc., Class A*	13,000	544,700
Foot Locker, Inc.	24,200	1,014,464

Gap, Inc. (The)	51,790	930,666
Genesco, Inc.*	2,000	84,580
Home Depot, Inc. (The)	215,260	44,767,622
L Brands, Inc.	58,690	1,531,809
Lithia Motors, Inc., Class A	4,300	510,754
Lowe’s Cos., Inc.	159,640	16,109,272
Michaels Cos., Inc. (The)*	16,200	140,940
Monro, Inc.	5,300	452,090
Murphy USA, Inc.*	3,855	323,936
National Vision Holdings, Inc.*	200	6,146
Office Depot, Inc.	31,829	65,568
O’Reilly Automotive, Inc.*	15,050	5,558,266
Penske Automotive Group, Inc.	5,000	236,500
Ross Stores, Inc.	71,720	7,108,886
Sally Beauty Holdings, Inc.*	8,800	117,392
Signet Jewelers Ltd.	15,880	283,935
Tiffany & Co.	25,500	2,387,820
TJX Cos., Inc. (The)	237,100	12,537,848
Tractor Supply Co.	27,000	2,937,600
Ulta Beauty, Inc.*	11,800	4,093,302
Urban Outfitters, Inc.*	14,600	332,150
Williams-Sonoma, Inc. (x)	18,000	1,170,000

		124,621,870

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.*	31,300	1,085,484
Carter’s, Inc.	10,480	1,022,219
Columbia Sportswear Co.	5,200	520,832
Deckers Outdoor Corp.*	7,200	1,266,984
G-III Apparel Group Ltd.*	200	5,884
Hanesbrands, Inc.	80,200	1,381,044
Kontoor Brands, Inc.*	9,542	267,367
Lululemon Athletica, Inc.*	23,000	4,144,830
NIKE, Inc., Class B	244,720	20,544,244
PVH Corp.	17,081	1,616,546
Ralph Lauren Corp.	11,370	1,291,518
Skechers U.S.A., Inc., Class A*	30,600	963,594
Steven Madden Ltd.	13,803	468,612
Tapestry, Inc.	65,220	2,069,430
Under Armour, Inc., Class A (x)*	44,900	1,138,215
Under Armour, Inc., Class C*	45,218	1,003,840
VF Corp.	60,000	5,241,000
Wolverine World Wide, Inc.	27,700	762,858

		44,794,501

Total Consumer Discretionary		598,048,157

Consumer Staples (6.4%)
Beverages (1.6%)
Boston Beer Co., Inc. (The), Class A*	1,600	604,416
Brown-Forman Corp., Class A	13,400	737,000
Brown-Forman Corp., Class B	33,475	1,855,519
Coca-Cola Co. (The)	751,240	38,253,141
Constellation Brands, Inc., Class A	31,700	6,242,998
Keurig Dr Pepper, Inc.	37,710	1,089,819
Molson Coors Brewing Co., Class B	40,350	2,259,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Monster Beverage Corp.*	81,700	$5,214,911
PepsiCo, Inc.	273,590	35,875,857

		92,133,261

Food & Staples Retailing (1.3%)
BJ’s Wholesale Club Holdings, Inc.*	25,200	665,280
Casey’s General Stores, Inc. (x)	9,800	1,528,702
Costco Wholesale Corp.	86,050	22,739,573
Kroger Co. (The)	160,120	3,476,205
Performance Food Group Co.*	18,500	740,555
Sprouts Farmers Market, Inc.*	37,300	704,597
Sysco Corp.	93,250	6,594,640
US Foods Holding Corp.*	43,800	1,566,288
Walgreens Boots Alliance, Inc.	150,680	8,237,676
Walmart, Inc.	274,320	30,309,617

		76,563,133

Food Products (1.1%)
Archer-Daniels-Midland Co.	115,160	4,698,528
Bunge Ltd.	28,780	1,603,334
Campbell Soup Co.	41,300	1,654,891
Conagra Brands, Inc.	95,092	2,521,840
Darling Ingredients, Inc.*	28,800	572,832
Flowers Foods, Inc.	47,400	1,102,998
General Mills, Inc.	117,900	6,192,108
Hershey Co. (The)	27,550	3,692,527
Hormel Foods Corp.	54,400	2,205,376
Ingredion, Inc.	17,300	1,427,077
J&J Snack Foods Corp.	2,200	354,090
JM Smucker Co. (The)	21,927	2,525,771
Kellogg Co.	53,100	2,844,567
Kraft Heinz Co. (The)	122,236	3,794,205
Lamb Weston Holdings, Inc.	34,350	2,176,416
Lancaster Colony Corp.	3,200	475,520
McCormick & Co., Inc. (Non-Voting)	25,650	3,976,006
Mondelez International, Inc., Class A	281,110	15,151,829
Post Holdings, Inc.*	14,800	1,538,756
Sanderson Farms, Inc.	4,100	559,896
TreeHouse Foods, Inc.*	11,500	622,150
Tyson Foods, Inc., Class A	56,100	4,529,514

		64,220,231

Household Products (1.5%)
Church & Dwight Co., Inc.	50,900	3,718,754
Clorox Co. (The)	26,850	4,111,004
Colgate-Palmolive Co.	169,220	12,127,997
Energizer Holdings, Inc. (x)	16,450	635,628
Kimberly-Clark Corp.	69,300	9,236,304
Procter & Gamble Co. (The)	482,845	52,943,954
Spectrum Brands Holdings, Inc.	8,018	431,128

		83,204,769

Personal Products (0.2%)
Coty, Inc., Class A	62,071	831,751
Estee Lauder Cos., Inc. (The), Class A	43,700	8,001,907
Herbalife Nutrition Ltd.*	23,700	1,013,412
Nu Skin Enterprises, Inc., Class A	15,500	764,460

		10,611,530

Tobacco (0.7%)
Altria Group, Inc.	374,590	17,736,836
Philip Morris International, Inc.	305,930	24,024,683

		41,761,519

Total Consumer Staples		368,494,443

Energy (4.6%)
Energy Equipment & Services (0.4%)
Apergy Corp.*	17,995	603,552
Archrock, Inc.	16,900	179,140
Baker Hughes a GE Co.	94,084	2,317,289
C&J Energy Services, Inc.*	12,400	146,072
Cactus, Inc., Class A*	10,400	344,448
Covia Holdings Corp. (x)*	1,579	3,095
Dril-Quip, Inc.*	5,800	278,400
Exterran Corp.*	7,850	111,627
Forum Energy Technologies, Inc.*	4,000	13,680
Frank’s International NV*	30,100	164,346
Halliburton Co.	184,430	4,193,938
Helmerich & Payne, Inc.	22,200	1,123,764
Keane Group, Inc.*	1,900	12,768
KLX Energy Services Holdings, Inc.*	3,092	63,169
McDermott International, Inc.*	36,600	353,556
Nabors Industries Ltd.	60,500	175,450
National Oilwell Varco, Inc.	85,380	1,897,997
Noble Corp. plc (x)*	55,400	103,598
Oceaneering International, Inc.*	20,400	415,956
Oil States International, Inc.*	14,600	267,180
Patterson-UTI Energy, Inc.	45,900	528,309
ProPetro Holding Corp.*	12,700	262,890
RPC, Inc. (x)	16,700	120,407
Schlumberger Ltd.	281,855	11,200,918
SEACOR Marine Holdings, Inc.*	8	120
Superior Energy Services, Inc.*	48,500	63,050
Transocean Ltd.*	90,838	582,272
US Silica Holdings, Inc. (x)	14,900	190,571

		25,717,562

Oil, Gas & Consumable Fuels (4.2%)
Anadarko Petroleum Corp.	99,280	7,005,197
Antero Midstream Corp.	44,000	504,240
Antero Resources Corp.*	51,000	282,030
Apache Corp.	81,080	2,348,888
Cabot Oil & Gas Corp.	88,500	2,031,960
California Resources Corp. (x)*	9,724	191,368
Callon Petroleum Co.*	29,100	191,769
Carrizo Oil & Gas, Inc. (x)*	16,100	161,322
Centennial Resource Development, Inc., Class A*	70,100	532,059
Cheniere Energy, Inc.*	46,900	3,210,305
Chesapeake Energy Corp. (x)*	289,021	563,591
Chevron Corp.	374,100	46,553,004
Cimarex Energy Co.	20,260	1,202,026
CNX Resources Corp.*	24,800	181,288
Concho Resources, Inc.	41,532	4,285,272
ConocoPhillips	223,676	13,644,236
Continental Resources, Inc.*	20,200	850,218
CVR Energy, Inc.	10,000	499,900
Delek US Holdings, Inc.	17,124	693,864

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Denbury Resources, Inc. (x)*	93,100	$115,444
Devon Energy Corp.	93,630	2,670,328
Diamondback Energy, Inc.	34,841	3,796,624
EOG Resources, Inc.	117,500	10,946,300
EQT Corp.	54,127	855,748
Equitrans Midstream Corp.	43,301	853,463
Exxon Mobil Corp.#	826,865	63,362,665
Golar LNG Ltd. (x)	11,600	214,368
Green Plains, Inc.	600	6,468
Gulfport Energy Corp. (x)*	29,500	144,845
Hess Corp.	51,520	3,275,126
HollyFrontier Corp.	37,332	1,727,725
Jagged Peak Energy, Inc. (x)*	23,900	197,653
Kinder Morgan, Inc.	399,071	8,332,602
Kosmos Energy Ltd.	38,600	242,022
Magnolia Oil & Gas Corp., Class A*	12,800	148,224
Marathon Oil Corp.	176,590	2,509,344
Marathon Petroleum Corp.	134,333	7,506,528
Matador Resources Co.*	18,100	359,828
Murphy Oil Corp.	37,020	912,543
Noble Energy, Inc.	110,554	2,476,410
Oasis Petroleum, Inc.*	42,800	243,104
Occidental Petroleum Corp.	154,160	7,751,165
ONEOK, Inc.	83,513	5,746,529
Parsley Energy, Inc., Class A*	49,800	946,698
PBF Energy, Inc., Class A	22,900	716,770
PDC Energy, Inc. (x)*	13,100	472,386
Peabody Energy Corp.	14,200	342,220
Phillips 66	88,588	8,286,521
Pioneer Natural Resources Co.	34,450	5,300,477
Ship Finance International Ltd. (x)	24,000	300,240
SM Energy Co.	15,700	196,564
Southwestern Energy Co.*	114,550	361,978
SRC Energy, Inc.*	50,500	250,480
Targa Resources Corp.	46,300	1,817,738
Teekay Corp.	2,200	7,568
Tellurian, Inc. (x)*	20,700	162,495
Unit Corp.*	900	8,001
Valero Energy Corp.	81,330	6,962,661
Whiting Petroleum Corp. (x)*	18,950	353,986
Williams Cos., Inc. (The)	235,679	6,608,439
World Fuel Services Corp.	13,100	471,076
WPX Energy, Inc.*	86,833	999,448

		243,893,339

Total Energy		269,610,901

Financials (13.3%)
Banks (5.4%)
1st Source Corp.	700	32,480
Allegiance Bancshares, Inc.*	800	26,672
Amerant Bancorp, Inc.*	1,100	21,681
Associated Banc-Corp.	35,306	746,369
Atlantic Union Bankshares Corp.	13,400	473,422
BancFirst Corp.	1,300	72,358
BancorpSouth Bank	17,650	512,556
Bank of America Corp.	1,680,292	48,728,468

Bank of Hawaii Corp.	12,700	1,052,957
Bank of NT Butterfield & Son Ltd. (The)	6,800	230,928
Bank OZK	25,100	755,259
BankUnited, Inc.	26,500	894,110
Banner Corp.	5,100	276,165
BB&T Corp.	158,279	7,776,247
Berkshire Hills Bancorp, Inc.	7,700	241,703
BOK Financial Corp.	6,050	456,654
Boston Private Financial Holdings, Inc.	12,600	152,082
Brookline Bancorp, Inc.	25,900	398,342
Bryn Mawr Bank Corp.	600	22,392
Byline Bancorp, Inc.*	1,000	19,120
Cadence Bancorp	23,800	495,040
Camden National Corp.	400	18,348
Carolina Financial Corp.	400	14,036
Cathay General Bancorp	21,630	776,733
CBTX, Inc.	500	14,070
CenterState Bank Corp.	16,900	389,207
Central Pacific Financial Corp.	1,100	32,956
Chemical Financial Corp.	15,214	625,448
CIT Group, Inc.	20,000	1,050,800
Citigroup, Inc.	451,484	31,617,425
Citizens Financial Group, Inc.	100,000	3,536,000
City Holding Co.	5,730	436,970
Columbia Banking System, Inc.	14,000	506,520
Comerica, Inc.	32,000	2,324,480
Commerce Bancshares, Inc.	20,523	1,224,402
Community Bank System, Inc.	8,900	585,976
Community Trust Bancorp, Inc.	300	12,687
ConnectOne Bancorp, Inc.	1,200	27,192
Cullen/Frost Bankers, Inc.	12,200	1,142,652
CVB Financial Corp.	25,800	542,574
Eagle Bancorp, Inc.	3,200	173,216
East West Bancorp, Inc.	31,600	1,477,932
Enterprise Financial Services Corp.	1,100	45,760
FB Financial Corp.	900	32,940
Fifth Third Bancorp	143,045	3,990,956
First Bancorp (Nasdaq Stock Exchange)	1,000	36,420
First Bancorp (Quotrix Stock Exchange)	42,400	468,096
First Busey Corp.	6,833	180,460
First Citizens BancShares, Inc., Class A	2,200	990,594
First Commonwealth Financial Corp.	15,700	211,479
First Financial Bancorp (x)	20,000	484,400
First Financial Bankshares, Inc.	37,600	1,157,704
First Financial Corp.	9,200	369,472
First Hawaiian, Inc.	21,800	563,966
First Horizon National Corp.	72,610	1,084,067
First Interstate BancSystem, Inc., Class A	6,300	249,543
First Merchants Corp.	8,300	314,570
First Midwest Bancorp, Inc.	16,800	343,896
First Republic Bank	34,500	3,368,925
FNB Corp.	68,356	804,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Fulton Financial Corp.	42,300	$692,451
German American Bancorp, Inc.	600	18,072
Glacier Bancorp, Inc.	20,100	815,055
Great Southern Bancorp, Inc.	400	23,940
Great Western Bancorp, Inc.	10,100	360,772
Hancock Whitney Corp.	24,124	966,407
Heartland Financial USA, Inc.	3,100	138,663
Heritage Financial Corp.	1,200	35,448
Hilltop Holdings, Inc.	13,200	280,764
Home BancShares, Inc.	34,000	654,840
Hope Bancorp, Inc.	22,283	307,060
Horizon Bancorp, Inc.	900	14,706
Huntington Bancshares, Inc.	220,191	3,043,040
IBERIABANK Corp.	11,200	849,520
Independent Bank Corp./MA	5,400	411,210
Independent Bank Group, Inc.	3,800	208,848
International Bancshares Corp. (x)	9,800	369,558
Investors Bancorp, Inc.	56,965	635,160
JPMorgan Chase & Co.	630,025	70,436,795
KeyCorp	201,402	3,574,886
Lakeland Bancorp, Inc.	1,500	24,225
Lakeland Financial Corp.	700	32,781
LegacyTexas Financial Group, Inc.	7,600	309,396
M&T Bank Corp.	28,057	4,771,654
National Bank Holdings Corp., Class A	1,000	36,300
NBT Bancorp, Inc.	11,900	446,369
OFG Bancorp	3,200	76,064
Old National Bancorp	23,600	391,524
Opus Bank	1,200	25,332
Origin Bancorp, Inc.	600	19,800
Pacific Premier Bancorp, Inc.	9,600	296,448
PacWest Bancorp	26,596	1,032,723
Park National Corp.	1,400	139,146
People’s United Financial, Inc.	74,200	1,245,076
Pinnacle Financial Partners, Inc.	16,056	922,899
PNC Financial Services Group, Inc. (The)	88,018	12,083,111
Popular, Inc.	24,050	1,304,472
Prosperity Bancshares, Inc. (x)	15,900	1,050,195
Regions Financial Corp.	207,100	3,094,074
Renasant Corp.	7,600	273,144
Republic Bancorp, Inc., Class A	300	14,925
S&T Bancorp, Inc.	9,700	363,556
Sandy Spring Bancorp, Inc.	2,400	83,712
Seacoast Banking Corp. of Florida*	8,200	208,608
ServisFirst Bancshares, Inc.	6,600	226,116
Signature Bank	12,100	1,462,164
Simmons First National Corp., Class A	13,600	316,336
South State Corp.	5,900	434,653
Southside Bancshares, Inc.	1,000	32,380
Sterling Bancorp	46,737	994,563
Stock Yards Bancorp, Inc.	500	18,075
SunTrust Banks, Inc.	89,950	5,653,357
SVB Financial Group*	11,200	2,515,408

Synovus Financial Corp.	35,013	1,225,455
TCF Financial Corp.	34,050	707,899
Texas Capital Bancshares, Inc.*	12,000	736,440
Tompkins Financial Corp.	5,839	476,462
Towne Bank	14,979	408,627
TriCo Bancshares	700	26,460
Triumph Bancorp, Inc.*	1,600	46,480
Trustmark Corp.	8,750	290,937
UMB Financial Corp.	10,600	697,692
Umpqua Holdings Corp.	44,690	741,407
United Bankshares, Inc.	20,400	756,636
United Community Banks, Inc.	12,500	357,000
Univest Financial Corp.	900	23,634
US Bancorp	282,290	14,791,996
Valley National Bancorp	71,829	774,317
Veritex Holdings, Inc.	2,400	62,280
Washington Trust Bancorp, Inc.	300	15,654
Webster Financial Corp.	18,400	878,968
Wells Fargo & Co.	791,019	37,431,019
WesBanco, Inc.	8,800	339,240
Westamerica Bancorp	5,000	308,050
Western Alliance Bancorp*	20,800	930,176
Wintrust Financial Corp.	11,500	841,340
Zions Bancorp NA	40,900	1,880,582

		313,096,959

Capital Markets (2.6%)
Affiliated Managers Group, Inc.	13,740	1,266,004
Ameriprise Financial, Inc.	26,060	3,782,870
Ares Management Corp.	12,900	337,593
Artisan Partners Asset Management, Inc., Class A	10,600	291,712
Associated Capital Group, Inc., Class A (x)	6,900	258,060
Bank of New York Mellon Corp. (The)	166,250	7,339,937
BGC Partners, Inc., Class A	50,700	265,161
BlackRock, Inc.	24,010	11,267,893
Blucora, Inc.*	6,900	209,553
BrightSphere Investment Group plc	14,600	166,586
Cboe Global Markets, Inc.	22,800	2,362,764
Charles Schwab Corp. (The)	238,934	9,602,757
CME Group, Inc.	71,165	13,813,838
Cohen & Steers, Inc.	9,400	483,536
E*TRADE Financial Corp.	49,010	2,185,846
Eaton Vance Corp.	24,640	1,062,723
Evercore, Inc., Class A	8,900	788,273
FactSet Research Systems, Inc.	7,800	2,235,168
Federated Investors, Inc., Class B	23,300	757,250
Focus Financial Partners, Inc., Class A*	7,800	213,018
Franklin Resources, Inc.	54,890	1,910,172
GAMCO Investors, Inc., Class A	6,300	120,771
Goldman Sachs Group, Inc. (The)	64,300	13,155,780
Hamilton Lane, Inc., Class A	4,700	268,182
Houlihan Lokey, Inc.	6,600	293,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Interactive Brokers Group, Inc., Class A	14,040	$760,968
Intercontinental Exchange, Inc.	108,590	9,332,225
INTL. FCStone, Inc.*	700	27,713
Invesco Ltd.	96,600	1,976,436
Janus Henderson Group plc	31,900	682,660
Lazard Ltd., Class A	25,200	866,628
Legg Mason, Inc.	19,050	729,234
LPL Financial Holdings, Inc.	16,700	1,362,219
MarketAxess Holdings, Inc.	8,260	2,654,929
Moelis & Co., Class A	8,600	300,570
Moody’s Corp.	33,450	6,533,120
Morgan Stanley	236,173	10,346,739
Morningstar, Inc.	3,200	462,848
MSCI, Inc.	16,034	3,828,759
Nasdaq, Inc.	24,000	2,308,080
Northern Trust Corp.	44,150	3,973,500
Och-Ziff Capital Management Group, Inc., Class A	2,100	48,216
Piper Jaffray Cos.	3,600	267,372
PJT Partners, Inc., Class A	1,900	76,988
Raymond James Financial, Inc.	29,600	2,502,680
S&P Global, Inc.	49,330	11,236,881
SEI Investments Co.	25,150	1,410,915
State Street Corp.	77,750	4,358,665
Stifel Financial Corp.	15,339	905,921
T. Rowe Price Group, Inc.	46,880	5,143,205
TD Ameritrade Holding Corp.	62,236	3,106,821
Virtu Financial, Inc., Class A	19,200	418,176
Virtus Investment Partners, Inc.	700	75,180
Waddell & Reed Financial, Inc., Class A (x)	15,320	255,384
WisdomTree Investments, Inc. (x)	29,400	181,398

		150,573,775

Consumer Finance (0.7%)
Ally Financial, Inc.	80,500	2,494,695
American Express Co.	133,656	16,498,497
Capital One Financial Corp.	92,570	8,399,802
Credit Acceptance Corp.*	1,900	919,277
Discover Financial Services	65,570	5,087,576
Encore Capital Group, Inc.*	2,300	77,901
Enova International, Inc.*	2,300	53,015
FirstCash, Inc.	10,972	1,097,419
Green Dot Corp., Class A*	9,900	484,110
LendingClub Corp.*	68,900	225,992
Navient Corp.	40,984	559,432
Nelnet, Inc., Class A	4,500	266,490
OneMain Holdings, Inc.	11,300	382,053
PRA Group, Inc.*	5,700	160,398
Santander Consumer USA Holdings, Inc.	21,800	522,328
SLM Corp.	117,584	1,142,916
Synchrony Financial	134,400	4,659,648
World Acceptance Corp.*	1,000	164,110

		43,195,659

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	381,585	81,342,474

Cannae Holdings, Inc.*	10,560	306,029
FGL Holdings	26,100	219,240
Jefferies Financial Group, Inc.	73,888	1,420,866
Voya Financial, Inc.	32,700	1,808,310

		85,096,919

Insurance (2.8%)
Aflac, Inc.	148,100	8,117,361
Alleghany Corp.*	3,054	2,080,110
Allstate Corp. (The)	65,040	6,613,918
Ambac Financial Group, Inc.*	3,600	60,660
American Equity Investment Life Holding Co.	17,400	472,584
American Financial Group, Inc.	16,830	1,724,570
American International Group, Inc.	177,736	9,469,774
American National Insurance Co.	3,100	361,057
AMERISAFE, Inc.	2,400	153,048
Aon plc	47,278	9,123,708
Arch Capital Group Ltd.*	76,000	2,818,080
Argo Group International Holdings Ltd.	4,375	323,969
Arthur J Gallagher & Co.	39,500	3,459,805
Assurant, Inc.	12,900	1,372,302
Assured Guaranty Ltd.	21,700	913,136
Athene Holding Ltd., Class A*	32,754	1,410,387
Axis Capital Holdings Ltd.	17,270	1,030,156
Brighthouse Financial, Inc.*	24,732	907,417
Brown & Brown, Inc.	51,200	1,715,200
Chubb Ltd.	91,944	13,542,432
Cincinnati Financial Corp.	29,720	3,081,072
CNA Financial Corp.	6,900	324,783
CNO Financial Group, Inc.	37,400	623,832
eHealth, Inc.*	4,200	361,620
EMC Insurance Group, Inc.	300	10,809
Employers Holdings, Inc.	3,900	164,853
Enstar Group Ltd.*	1,900	331,132
Erie Indemnity Co., Class A	5,900	1,500,252
Everest Re Group Ltd.	7,900	1,952,722
FBL Financial Group, Inc., Class A	2,200	140,360
Fidelity National Financial, Inc.	52,889	2,131,427
First American Financial Corp.	26,400	1,417,680
Genworth Financial, Inc., Class A*	84,200	312,382
Goosehead Insurance, Inc., Class A	1,900	90,820
Hanover Insurance Group, Inc. (The)	10,690	1,371,527
Hartford Financial Services Group, Inc. (The)	73,710	4,107,121
Horace Mann Educators Corp.	4,800	193,392
James River Group Holdings Ltd.	1,700	79,730
Kemper Corp.	13,682	1,180,620
Kinsale Capital Group, Inc.	900	82,332
Lincoln National Corp.	39,350	2,536,108
Loews Corp.	55,792	3,050,149
Markel Corp.*	2,960	3,225,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Marsh & McLennan Cos., Inc.	102,050	$10,179,487
MBIA, Inc.*	7,600	70,756
Mercury General Corp.	6,700	418,750
MetLife, Inc.	156,960	7,796,203
National General Holdings Corp.	12,700	291,338
National Western Life Group, Inc., Class A	100	25,700
Old Republic International Corp.	71,894	1,608,988
Primerica, Inc.	9,800	1,175,510
Principal Financial Group, Inc.	54,300	3,145,056
ProAssurance Corp.	8,400	303,324
Progressive Corp. (The)	114,100	9,120,013
Prudential Financial, Inc.	79,231	8,002,331
Reinsurance Group of America, Inc.	12,610	1,967,538
RenaissanceRe Holdings Ltd.	9,760	1,737,378
RLI Corp.	8,880	761,105
Safety Insurance Group, Inc.	500	47,565
Selective Insurance Group, Inc.	13,700	1,025,993
State Auto Financial Corp.	700	24,500
Stewart Information Services Corp.	1,200	48,588
Third Point Reinsurance Ltd.*	23,000	237,360
Torchmark Corp.	21,405	1,914,891
Travelers Cos., Inc. (The)	51,070	7,635,986
Trupanion, Inc.*	2,300	83,099
United Fire Group, Inc.	700	33,922
Universal Insurance Holdings, Inc.	1,900	53,010
Unum Group	50,300	1,687,565
White Mountains Insurance Group Ltd.	600	612,876
Willis Towers Watson plc	25,500	4,884,270
WR Berkley Corp.	30,300	1,997,679

		160,830,394

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	103,900	1,747,598
Annaly Capital Management, Inc. (REIT)	277,153	2,530,407
Apollo Commercial Real Estate Finance, Inc. (REIT)	29,500	542,505
ARMOUR Residential REIT, Inc. (REIT)	7,600	141,664
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	21,000	747,180
Capstead Mortgage Corp. (REIT)	5,500	45,925
Chimera Investment Corp. (REIT)	44,040	831,035
Colony Credit Real Estate, Inc. (REIT)	7,900	122,450
Granite Point Mortgage Trust, Inc. (REIT)	3,700	71,003
Invesco Mortgage Capital, Inc. (REIT)	22,000	354,640
KKR Real Estate Finance Trust, Inc. (REIT)	2,100	41,832

Ladder Capital Corp. (REIT)	14,795	245,745
MFA Financial, Inc. (REIT)	120,050	861,959
New Residential Investment Corp. (REIT)	66,550	1,024,205
New York Mortgage Trust, Inc. (REIT)	18,800	116,560
PennyMac Mortgage Investment Trust (REIT)	8,300	181,189
Redwood Trust, Inc. (REIT)	11,400	188,442
Starwood Property Trust, Inc. (REIT)	57,200	1,299,584
TPG RE Finance Trust, Inc. (REIT)	2,700	52,083
Two Harbors Investment Corp. (REIT)	59,620	755,385

		11,901,391

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	7,300	198,925
Capitol Federal Financial, Inc.	22,586	311,009
Columbia Financial, Inc.*	11,300	170,630
Dime Community Bancshares, Inc.	21,800	413,982
Essent Group Ltd.*	17,600	827,024
Federal Agricultural Mortgage Corp., Class C	400	29,064
Flagstar Bancorp, Inc.	2,100	69,594
HomeStreet, Inc.*	2,000	59,280
Kearny Financial Corp.	32,132	427,034
LendingTree, Inc. (x)*	1,400	588,042
Meridian Bancorp, Inc.	1,300	23,257
Meta Financial Group, Inc.	2,500	70,125
MGIC Investment Corp.*	75,800	996,012
Mr Cooper Group, Inc.*	10,400	83,304
New York Community Bancorp, Inc.	108,550	1,083,329
NMI Holdings, Inc., Class A*	4,000	113,560
Northfield Bancorp, Inc.	1,100	17,171
Northwest Bancshares, Inc.	16,800	295,848
OceanFirst Financial Corp.	5,300	131,705
Oritani Financial Corp.	2,000	35,480
PennyMac Financial Services, Inc.	7,600	168,568
Provident Financial Services, Inc.	6,300	152,775
Radian Group, Inc.	50,400	1,151,640
TFS Financial Corp. (x)	15,800	285,506
TrustCo Bank Corp.	6,300	49,896
United Financial Bancorp, Inc.	2,100	29,778
Walker & Dunlop, Inc.	4,300	228,803
Washington Federal, Inc.	23,100	806,883
WSFS Financial Corp.	8,590	354,767

		9,172,991

Total Financials		773,868,088

Health Care (13.9%)
Biotechnology (2.6%)
AbbVie, Inc.	288,804	21,001,827
ACADIA Pharmaceuticals, Inc. (x)*	22,300	596,079

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Acceleron Pharma, Inc.*	6,700	$275,236
Achillion Pharmaceuticals, Inc.*	23,600	63,248
Acorda Therapeutics, Inc.*	9,800	75,166
Agios Pharmaceuticals, Inc. (x)*	8,400	418,992
Aimmune Therapeutics, Inc. (x)*	12,800	266,496
Akcea Therapeutics, Inc. (x)*	9,500	222,775
Akebia Therapeutics, Inc.*	11,491	55,617
Alder Biopharmaceuticals, Inc. (x)*	16,600	195,382
Alector, Inc.*	1,300	24,700
Alexion Pharmaceuticals, Inc.*	44,153	5,783,160
Alkermes plc*	37,600	847,504
Allakos, Inc. (x)*	5,900	255,647
Allogene Therapeutics, Inc. (x)*	10,400	279,240
Alnylam Pharmaceuticals, Inc.*	17,900	1,298,824
AMAG Pharmaceuticals, Inc. (x)*	16,000	159,840
Amgen, Inc.	119,139	21,954,935
Amicus Therapeutics, Inc.*	28,800	359,424
AnaptysBio, Inc.*	6,600	372,372
Apellis Pharmaceuticals, Inc.*	8,700	220,458
Arena Pharmaceuticals, Inc.*	11,400	668,382
ArQule, Inc.*	43,500	478,935
Array BioPharma, Inc.*	43,200	2,001,456
Arrowhead Pharmaceuticals, Inc. (x)*	18,200	482,300
Atara Biotherapeutics, Inc. (x)*	5,800	116,638
Athenex, Inc.*	6,400	126,720
Audentes Therapeutics, Inc.*	5,300	200,658
Biogen, Inc.*	39,060	9,134,962
Biohaven Pharmaceutical Holding Co. Ltd.*	5,400	236,466
BioMarin Pharmaceutical, Inc.*	39,500	3,383,175
Bluebird Bio, Inc.*	9,900	1,259,280
Blueprint Medicines Corp.*	9,100	858,403
CareDx, Inc.*	6,500	233,935
Celgene Corp.*	138,238	12,778,721
Clovis Oncology, Inc.*	9,800	145,726
Coherus Biosciences, Inc.*	9,000	198,900
Cortexyme, Inc.*	900	38,259
Cyclerion Therapeutics, Inc.*	2,220	25,419
Deciphera Pharmaceuticals, Inc. (x)*	3,900	87,945
Denali Therapeutics, Inc. (x)*	14,300	296,868
Dicerna Pharmaceuticals, Inc.*	4,600	72,450
Eagle Pharmaceuticals, Inc.*	1,800	100,224
Editas Medicine, Inc. (x)*	11,500	284,510
Emergent BioSolutions, Inc.*	9,100	439,621
Enanta Pharmaceuticals, Inc.*	4,500	379,710
Epizyme, Inc.*	11,100	139,305
Esperion Therapeutics, Inc.*	5,300	246,556
Exact Sciences Corp.*	23,800	2,809,352
Exelixis, Inc.*	63,800	1,363,406
Fate Therapeutics, Inc.*	7,800	158,340
FibroGen, Inc. (x)*	14,700	664,146
Five Prime Therapeutics, Inc.*	5,900	35,577
G1 Therapeutics, Inc.*	7,200	220,752
Genomic Health, Inc.*	8,100	471,177
Gilead Sciences, Inc.	252,491	17,058,292

Global Blood Therapeutics, Inc.*	9,000	473,400
Gossamer Bio, Inc.*	1,800	39,924
Halozyme Therapeutics, Inc.*	25,700	441,526
Heron Therapeutics, Inc. (x)*	14,700	273,273
ImmunoGen, Inc.*	32,100	69,657
Immunomedics, Inc. (x)*	26,300	364,781
Incyte Corp.*	37,700	3,202,992
Insmed, Inc.*	16,100	412,160
Intellia Therapeutics, Inc. (x)*	5,900	96,583
Intercept Pharmaceuticals, Inc. (x)*	3,200	254,624
Intrexon Corp. (x)*	54,300	415,938
Invitae Corp.*	14,300	336,050
Ionis Pharmaceuticals, Inc.*	24,800	1,593,896
Iovance Biotherapeutics, Inc. (x)*	14,600	357,992
Ironwood Pharmaceuticals, Inc. (x)*	22,200	242,868
Karyopharm Therapeutics, Inc. (x)*	8,700	52,113
Lexicon Pharmaceuticals, Inc. (x)*	15,300	96,237
Ligand Pharmaceuticals, Inc. (x)*	3,500	399,525
Madrigal Pharmaceuticals, Inc. (x)*	3,500	366,835
Mirati Therapeutics, Inc.*	4,800	494,400
Moderna, Inc. (x)*	33,700	493,368
Momenta Pharmaceuticals, Inc.*	20,900	260,205
Myriad Genetics, Inc.*	11,500	319,470
Natera, Inc.*	7,600	209,608
Neurocrine Biosciences, Inc.*	18,900	1,595,727
OPKO Health, Inc. (x)*	131,725	321,409
PDL BioPharma, Inc.*	58,500	183,690
Portola Pharmaceuticals, Inc. (x)*	11,200	303,856
Prothena Corp. plc*	3,600	38,052
PTC Therapeutics, Inc.*	11,100	499,500
Puma Biotechnology, Inc. (x)*	7,600	96,596
Ra Pharmaceuticals, Inc.*	4,500	135,315
Radius Health, Inc. (x)*	14,200	345,912
Regeneron Pharmaceuticals, Inc.*	16,200	5,070,600
REGENXBIO, Inc.*	7,100	364,727
Repligen Corp.*	7,500	644,625
Retrophin, Inc. (x)*	4,300	86,387
Rubius Therapeutics, Inc.*	2,900	45,617
Sage Therapeutics, Inc. (x)*	8,600	1,574,574
Sangamo Therapeutics, Inc. (x)*	32,700	352,179
Sarepta Therapeutics, Inc. (x)*	12,700	1,929,765
Seattle Genetics, Inc.*	23,100	1,598,751
Seres Therapeutics, Inc. (x)*	600	1,932
Solid Biosciences, Inc. (x)*	7,000	40,250
Spark Therapeutics, Inc.*	4,800	491,424
Spectrum Pharmaceuticals, Inc.*	27,100	233,331
Turning Point Therapeutics, Inc.*	2,100	85,470
Ultragenyx Pharmaceutical, Inc. (x)*	8,700	552,450

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

United Therapeutics Corp.*	10,000	$780,600
Veracyte, Inc.*	7,600	216,676
Vertex Pharmaceuticals, Inc.*	50,100	9,187,338
Xencor, Inc.*	7,100	290,603
ZIOPHARM Oncology, Inc. (x)*	37,668	219,604

		150,477,873

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	336,012	28,258,609
ABIOMED, Inc.*	8,500	2,214,165
Align Technology, Inc.*	16,900	4,625,530
AtriCure, Inc.*	1,800	53,712
Atrion Corp.	200	170,548
Avanos Medical, Inc.*	7,975	347,790
Axogen, Inc.*	3,700	73,260
Axonics Modulation Technologies, Inc.*	2,100	86,037
Baxter International, Inc.	94,180	7,713,342
Becton Dickinson and Co.	52,713	13,284,203
Boston Scientific Corp.*	272,600	11,716,348
Cantel Medical Corp.	8,150	657,216
Cardiovascular Systems, Inc.*	2,500	107,325
CONMED Corp.	3,000	256,710
Cooper Cos., Inc. (The)	9,900	3,335,211
CryoLife, Inc.*	2,000	59,860
Danaher Corp.	123,260	17,616,319
Dentsply Sirona, Inc.	48,980	2,858,473
DexCom, Inc.*	20,100	3,011,784
Edwards Lifesciences Corp.*	40,500	7,481,970
Glaukos Corp.*	7,200	542,880
Globus Medical, Inc., Class A*	14,100	596,430
Haemonetics Corp.*	12,100	1,456,114
Hill-Rom Holdings, Inc.	14,830	1,551,515
Hologic, Inc.*	52,800	2,535,456
ICU Medical, Inc.*	3,200	806,112
IDEXX Laboratories, Inc.*	17,700	4,873,341
Inogen, Inc.*	3,600	240,336
Insulet Corp.*	13,900	1,659,382
Integer Holdings Corp.*	8,600	721,712
Integra LifeSciences Holdings Corp.*	14,600	815,410
Intuitive Surgical, Inc.*	22,900	12,012,195
iRhythm Technologies, Inc.*	3,000	237,240
Lantheus Holdings, Inc.*	4,200	118,860
LivaNova plc*	10,700	769,972
Masimo Corp.*	9,200	1,369,144
Medtronic plc	266,485	25,952,974
Meridian Bioscience, Inc.	16,100	191,268
Merit Medical Systems, Inc.*	10,800	643,248
Natus Medical, Inc.*	6,700	172,123
Neogen Corp.*	13,200	819,852
Nevro Corp.*	5,600	363,048
Novocure Ltd.*	14,700	929,481
NuVasive, Inc.*	12,950	758,093
OraSure Technologies, Inc.*	6,200	57,536
Orthofix Medical, Inc.*	1,100	58,168
Penumbra, Inc. (x)*	6,300	1,008,000
Quidel Corp.*	5,100	302,532
ResMed, Inc.	29,700	3,624,291

Shockwave Medical, Inc.*	4,100	234,069
Silk Road Medical, Inc.*	2,600	125,996
STAAR Surgical Co. (x)*	11,900	349,622
STERIS plc	18,500	2,754,280
Stryker Corp.	67,570	13,891,041
Tactile Systems Technology, Inc.*	1,600	91,072
Tandem Diabetes Care, Inc.*	10,300	664,556
Teleflex, Inc.	9,200	3,046,580
Varex Imaging Corp.*	8,924	273,520
Varian Medical Systems, Inc.*	18,410	2,506,153
West Pharmaceutical Services, Inc.	16,900	2,115,035
Wright Medical Group NV*	21,955	654,698
Zimmer Biomet Holdings, Inc.	40,500	4,768,470

		200,590,217

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc. (x)*	14,500	506,775
Amedisys, Inc.*	5,800	704,178
AmerisourceBergen Corp.	31,700	2,702,742
AMN Healthcare Services, Inc.*	10,100	547,925
Anthem, Inc.	51,080	14,415,287
BioTelemetry, Inc.*	8,100	390,015
Brookdale Senior Living, Inc.*	36,435	262,696
Cardinal Health, Inc.	67,100	3,160,410
Centene Corp.*	80,648	4,229,181
Chemed Corp.	4,200	1,515,528
Cigna Corp.	73,424	11,567,951
Community Health Systems, Inc. (x)*	33,267	88,823
CorVel Corp.*	1,100	95,711
Covetrus, Inc.*	13,120	320,915
CVS Health Corp.	257,534	14,033,028
DaVita, Inc.*	26,300	1,479,638
Diplomat Pharmacy, Inc.*	14,500	88,305
Encompass Health Corp.	24,800	1,571,328
Ensign Group, Inc. (The)	9,800	557,816
Guardant Health, Inc. (x)*	6,000	517,980
HCA Healthcare, Inc.	52,600	7,109,942
HealthEquity, Inc.*	9,000	588,600
Henry Schein, Inc.*	32,800	2,292,720
Humana, Inc.	26,600	7,056,980
Laboratory Corp. of America Holdings*	21,635	3,740,692
LHC Group, Inc.*	6,300	753,354
Magellan Health, Inc.*	4,800	356,304
McKesson Corp.	39,980	5,372,912
MEDNAX, Inc.*	22,740	573,730
Molina Healthcare, Inc.*	12,900	1,846,506
National HealthCare Corp.	400	32,460
National Research Corp.	400	23,036
Patterson Cos., Inc.	14,700	336,630
Premier, Inc., Class A*	13,100	512,341
Quest Diagnostics, Inc.	28,530	2,904,639
R1 RCM, Inc.*	9,700	122,026
Select Medical Holdings Corp.*	19,500	309,465
Tenet Healthcare Corp.*	16,500	340,890
UnitedHealth Group, Inc.	184,657	45,058,155
Universal Health Services, Inc., Class B	15,780	2,057,554

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

US Physical Therapy, Inc. (x)	1,500	$183,855
WellCare Health Plans, Inc.*	10,400	2,964,728

		143,293,751

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	33,250	386,698
Castlight Health, Inc., Class B*	10,600	34,238
Cerner Corp.	62,600	4,588,580
Evolent Health, Inc., Class A*	9,900	78,705
HMS Holdings Corp.*	22,500	728,775
Inovalon Holdings, Inc., Class A (x)*	26,100	378,711
Inspire Medical Systems, Inc.*	3,300	200,145
Medidata Solutions, Inc.*	13,600	1,230,936
NextGen Healthcare, Inc.*	13,700	272,630
Omnicell, Inc.*	7,900	679,637
Tabula Rasa HealthCare, Inc. (x)*	8,300	414,419
Teladoc Health, Inc. (x)*	10,700	710,587
Veeva Systems, Inc., Class A*	24,800	4,020,328

		13,724,389

Life Sciences Tools & Services (1.1%)
Accelerate Diagnostics, Inc. (x)*	9,400	215,072
Agilent Technologies, Inc.	63,630	4,751,252
Bio-Rad Laboratories, Inc., Class A*	5,100	1,594,209
Bio-Techne Corp.	7,850	1,636,647
Bruker Corp.	27,900	1,393,605
Cambrex Corp.*	6,600	308,946
Charles River Laboratories International, Inc.*	12,250	1,738,275
Codexis, Inc.*	4,000	73,720
Illumina, Inc.*	29,500	10,860,425
IQVIA Holdings, Inc.*	34,180	5,499,562
Luminex Corp.	1,600	33,024
Medpace Holdings, Inc.*	6,300	412,146
Mettler-Toledo International, Inc.*	5,300	4,452,000
NeoGenomics, Inc.*	9,800	215,012
PerkinElmer, Inc.	22,400	2,158,016
PRA Health Sciences, Inc.*	10,600	1,050,990
QIAGEN NV*	44,407	1,800,704
Syneos Health, Inc.*	9,500	485,355
Thermo Fisher Scientific, Inc.	79,350	23,303,508
Waters Corp.*	15,500	3,336,220

		65,318,688

Pharmaceuticals (4.0%)
Aerie Pharmaceuticals, Inc. (x)*	14,000	413,700
Akorn, Inc.*	17,100	88,065
Allergan plc	64,047	10,723,389
Amneal Pharmaceuticals, Inc.*	30,000	215,100
Bristol-Myers Squibb Co.	329,130	14,926,045
Catalent, Inc.*	27,600	1,496,196
Corcept Therapeutics, Inc. (x)*	24,800	276,520
Dermira, Inc.*	10,300	98,468
Elanco Animal Health, Inc.*	66,132	2,235,262
Eli Lilly & Co.	168,010	18,613,828

Endo International plc*	50,254	207,046
Horizon Therapeutics plc*	35,600	856,536
Innoviva, Inc.*	23,000	334,880
Intra-Cellular Therapies, Inc.*	7,100	92,158
Jazz Pharmaceuticals plc*	12,100	1,724,976
Johnson & Johnson	518,960	72,280,749
Mallinckrodt plc*	16,400	150,552
Medicines Co. (The) (x)*	11,200	408,464
Merck & Co., Inc.	503,190	42,192,482
Mylan NV*	105,050	2,000,152
MyoKardia, Inc.*	8,000	401,120
Nektar Therapeutics*	31,600	1,124,328
NGM Biopharmaceuticals, Inc.*	1,000	14,640
Omeros Corp. (x)*	12,900	202,401
Pacira BioSciences, Inc.*	7,500	326,175
Perrigo Co. plc	28,300	1,347,646
Pfizer, Inc.	1,086,717	47,076,580
Phibro Animal Health Corp., Class A	4,200	133,434
Prestige Consumer Healthcare, Inc.*	8,500	269,280
Reata Pharmaceuticals, Inc., Class A (x)*	3,400	320,790
Supernus Pharmaceuticals, Inc.*	7,300	241,557
TherapeuticsMD, Inc. (x)*	47,600	123,760
Theravance Biopharma, Inc. (x)*	6,600	107,778
Tricida, Inc.*	2,300	90,758
Zoetis, Inc.	95,400	10,826,946
Zogenix, Inc.*	9,300	444,354

		232,386,115

Total Health Care		805,791,033

Industrials (10.0%)
Aerospace & Defense (2.4%)
Aerojet Rocketdyne Holdings, Inc.*	14,000	626,780
Aerovironment, Inc.*	4,500	255,465
Arconic, Inc.	77,716	2,006,627
Axon Enterprise, Inc. (x)*	11,900	764,099
Boeing Co. (The)	103,400	37,638,634
BWX Technologies, Inc.	25,200	1,312,920
Cubic Corp.	2,000	128,960
Curtiss-Wright Corp.	9,200	1,169,596
General Dynamics Corp.	49,870	9,067,363
Harris Corp.	25,277	4,780,639
HEICO Corp.	10,141	1,356,967
HEICO Corp., Class A	18,945	1,958,345
Hexcel Corp.	21,200	1,714,656
Huntington Ingalls Industries, Inc.	8,600	1,932,764
L3 Technologies, Inc.	15,770	3,866,331
Lockheed Martin Corp.	48,760	17,726,210
Maxar Technologies, Inc. (x)	6,600	51,612
Mercury Systems, Inc.*	10,200	717,570
Moog, Inc., Class A	6,600	617,826
Northrop Grumman Corp.	30,950	10,000,255
Parsons Corp.*	7,800	287,508
Raytheon Co.	56,590	9,839,869

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Spirit AeroSystems Holdings, Inc., Class A	21,100	$1,716,907
Teledyne Technologies, Inc.*	7,000	1,917,090
Textron, Inc.	52,900	2,805,816
TransDigm Group, Inc.*	9,850	4,765,430
Triumph Group, Inc.	5,200	119,080
United Technologies Corp.	158,448	20,629,930

		139,775,249

Air Freight & Logistics (0.5%)
Atlas Air Worldwide Holdings, Inc.*	2,900	129,456
CH Robinson Worldwide, Inc.	29,800	2,513,630
Expeditors International of Washington, Inc.	34,500	2,617,170
FedEx Corp.	49,750	8,168,453
Forward Air Corp.	2,000	118,300
Hub Group, Inc., Class A*	3,000	125,940
United Parcel Service, Inc., Class B	138,950	14,349,366
XPO Logistics, Inc. (x)*	25,400	1,468,374

		29,490,689

Airlines (0.4%)
Alaska Air Group, Inc.	26,900	1,719,179
Allegiant Travel Co.	1,000	143,500
American Airlines Group, Inc.	86,600	2,824,026
Copa Holdings SA, Class A	6,300	614,691
Delta Air Lines, Inc.	113,750	6,455,312
JetBlue Airways Corp.*	69,900	1,292,451
SkyWest, Inc.	7,700	467,159
Southwest Airlines Co.	95,200	4,834,256
Spirit Airlines, Inc.*	17,100	816,183
United Continental Holdings, Inc.*	51,340	4,494,817

		23,661,574

Building Products (0.4%)
AAON, Inc.	4,300	215,774
Allegion plc	22,066	2,439,396
American Woodmark Corp.*	800	67,696
AO Smith Corp.	30,600	1,443,096
Armstrong World Industries, Inc.	10,400	1,010,880
Builders FirstSource, Inc.*	9,600	161,856
Fortune Brands Home & Security, Inc.	28,950	1,653,914
JELD-WEN Holding, Inc.*	5,500	116,765
Johnson Controls International plc	180,037	7,437,328
Lennox International, Inc.	6,910	1,900,250
Masco Corp.	60,800	2,385,792
Masonite International Corp.*	2,800	147,504
Owens Corning	26,970	1,569,654
Resideo Technologies, Inc.*	25,650	562,248
Simpson Manufacturing Co., Inc.	6,100	405,406
Trex Co., Inc. (x)*	13,600	975,120
Universal Forest Products, Inc.	2,000	76,120

		22,568,799

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	13,200	528,000
ADT, Inc. (x)	64,700	395,964
Advanced Disposal Services, Inc.*	9,100	290,381
Brady Corp., Class A	7,200	355,104
Brink’s Co. (The)	10,300	836,154
Cimpress NV (x)*	3,800	345,382
Cintas Corp.	16,800	3,986,472
Clean Harbors, Inc.*	16,200	1,151,820
Copart, Inc.*	41,900	3,131,606
Covanta Holding Corp.	14,300	256,113
Deluxe Corp.	6,100	248,026
Healthcare Services Group, Inc. (x)	21,900	664,008
Herman Miller, Inc.	9,400	420,180
HNI Corp.	8,900	314,882
KAR Auction Services, Inc.	27,700	692,500
Matthews International Corp., Class A	7,100	247,435
Mobile Mini, Inc.	7,900	240,397
MSA Safety, Inc.	5,900	621,801
Pitney Bowes, Inc.	19,500	83,460
Republic Services, Inc.	41,535	3,598,592
Rollins, Inc.	31,500	1,129,905
Steelcase, Inc., Class A	4,600	78,660
Stericycle, Inc.*	21,800	1,040,950
Tetra Tech, Inc.	13,600	1,068,280
UniFirst Corp.	3,000	565,710
Waste Management, Inc.	84,250	9,719,923

		32,011,705

Construction & Engineering (0.2%)
AECOM*	32,802	1,241,556
Arcosa, Inc.	10,980	413,177
Comfort Systems USA, Inc.	1,700	86,683
Dycom Industries, Inc.*	2,000	117,740
EMCOR Group, Inc.	15,300	1,347,930
Fluor Corp.	36,560	1,231,706
Granite Construction, Inc.	4,700	226,446
Jacobs Engineering Group, Inc.	28,100	2,371,359
MasTec, Inc.*	14,700	757,491
Quanta Services, Inc.	33,450	1,277,456
Valmont Industries, Inc.	4,800	608,688

		9,680,232

Electrical Equipment (0.6%)
Acuity Brands, Inc.	10,300	1,420,473
AMETEK, Inc.	47,775	4,339,881
Eaton Corp. plc	86,897	7,236,782
Emerson Electric Co.	121,610	8,113,819
EnerSys	13,300	911,050
Generac Holdings, Inc.*	14,600	1,013,386
GrafTech International Ltd.	22,800	262,200
Hubbell, Inc.	11,700	1,525,680
nVent Electric plc	35,987	892,118
Regal Beloit Corp.	8,600	702,706
Rockwell Automation, Inc.	25,000	4,095,750
Sensata Technologies Holding plc*	37,400	1,832,600
Vicor Corp.*	3,100	96,255

		32,442,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Industrial Conglomerates (1.2%)
3M Co.	111,130	$19,263,274
Carlisle Cos., Inc.	13,000	1,825,330
General Electric Co.	1,729,167	18,156,254
Honeywell International, Inc.	144,600	25,245,714
Roper Technologies, Inc.	20,050	7,343,513

		71,834,085

Machinery (1.9%)
Actuant Corp., Class A	4,900	121,569
AGCO Corp.	12,400	961,868
Albany International Corp., Class A	4,400	364,804
Allison Transmission Holdings, Inc.	23,000	1,066,050
Altra Industrial Motion Corp.	4,500	161,460
Barnes Group, Inc.	15,200	856,368
Caterpillar, Inc.	108,310	14,761,570
Chart Industries, Inc.*	6,100	468,968
Colfax Corp.*	18,100	507,343
Crane Co.	11,400	951,216
Cummins, Inc.	30,660	5,253,284
Deere & Co.	63,540	10,529,213
Donaldson Co., Inc.	26,500	1,347,790
Dover Corp.	29,490	2,954,898
Evoqua Water Technologies Corp.*	9,300	132,432
Flowserve Corp.	26,640	1,403,662
Fortive Corp.	58,630	4,779,518
Franklin Electric Co., Inc.	7,500	356,250
Gardner Denver Holdings, Inc.*	20,900	723,140
Gates Industrial Corp. plc*	24,400	278,404
Graco, Inc.	37,980	1,905,836
Harsco Corp.*	5,000	137,200
Hillenbrand, Inc.	9,800	387,786
IDEX Corp.	15,040	2,588,986
Illinois Tool Works, Inc.	66,310	10,000,211
Ingersoll-Rand plc	49,900	6,320,833
ITT, Inc.	19,525	1,278,497
John Bean Technologies Corp.	6,800	823,684
Kennametal, Inc.	26,190	968,768
Lincoln Electric Holdings, Inc.	14,260	1,173,883
Manitowoc Co., Inc. (The)*	8,225	146,405
Meritor, Inc.*	3,900	94,575
Middleby Corp. (The)*	14,000	1,899,800
Mueller Industries, Inc.	10,500	307,335
Mueller Water Products, Inc., Class A	29,000	284,780
Navistar International Corp.*	8,000	275,600
Nordson Corp.	13,460	1,902,033
Oshkosh Corp.	16,900	1,410,981
PACCAR, Inc.	71,930	5,154,504
Parker-Hannifin Corp.	25,010	4,251,950
Pentair plc	35,987	1,338,716
Proto Labs, Inc.*	5,500	638,110
RBC Bearings, Inc.*	3,900	650,559
Rexnord Corp.*	14,900	450,278
Snap-on, Inc.	12,100	2,004,244
SPX FLOW, Inc.*	3,900	163,254
Stanley Black & Decker, Inc.	30,035	4,343,361
Terex Corp.	7,030	220,742

Timken Co. (The)	21,240	1,090,462
Toro Co. (The)	20,380	1,363,422
Trinity Industries, Inc.	32,940	683,505
WABCO Holdings, Inc.*	12,370	1,640,262
Wabtec Corp. (x)	29,287	2,101,635
Watts Water Technologies, Inc., Class A	5,400	503,172
Welbilt, Inc. (x)*	10,200	170,340
Woodward, Inc.	10,430	1,180,259
Xylem, Inc.	39,450	3,299,598

		111,135,373

Marine (0.0%)
Kirby Corp. (x)*	14,250	1,125,750
Matson, Inc.	1,480	57,498

		1,183,248

Professional Services (0.5%)
ASGN, Inc.*	13,500	818,100
CBIZ, Inc.*	16,420	321,668
CoStar Group, Inc.*	7,535	4,174,842
Equifax, Inc.	26,620	3,600,089
Exponent, Inc.	10,600	620,524
FTI Consulting, Inc.*	7,200	603,648
Huron Consulting Group, Inc.*	3,300	166,254
IHS Markit Ltd.*	77,200	4,919,184
Insperity, Inc.	7,600	928,264
Korn Ferry	8,800	352,616
ManpowerGroup, Inc.	15,180	1,466,388
Nielsen Holdings plc	78,000	1,762,800
Resources Connection, Inc.	16,950	271,369
Robert Half International, Inc.	27,260	1,554,093
TransUnion	37,800	2,778,678
TriNet Group, Inc.*	8,600	583,080
Verisk Analytics, Inc.	31,800	4,657,428
WageWorks, Inc.*	2,700	137,133

		29,716,158

Road & Rail (1.0%)
AMERCO	1,400	529,970
Avis Budget Group, Inc.*	900	31,644
CSX Corp.	154,150	11,926,585
Genesee & Wyoming, Inc., Class A*	14,700	1,470,000
Heartland Express, Inc.	11,700	211,419
JB Hunt Transport Services, Inc.	18,850	1,723,079
Kansas City Southern	19,950	2,430,309
Knight-Swift Transportation Holdings, Inc.	30,935	1,015,905
Landstar System, Inc.	9,750	1,052,903
Norfolk Southern Corp.	54,170	10,797,706
Old Dominion Freight Line, Inc.	15,750	2,350,845
Ryder System, Inc.	11,300	658,790
Saia, Inc.*	2,500	161,675
Schneider National, Inc., Class B	12,900	235,296
Uber Technologies, Inc.*	35,200	1,632,576
Union Pacific Corp.	138,320	23,391,295

		59,619,997

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	868,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Applied Industrial Technologies, Inc.	6,500	$399,945
Beacon Roofing Supply, Inc.*	12,000	440,640
Fastenal Co.	124,000	4,041,160
GATX Corp.	10,700	848,403
HD Supply Holdings, Inc.*	41,500	1,671,620
Herc Holdings, Inc.*	2,200	100,826
Kaman Corp.	1,800	114,642
MRC Global, Inc.*	8,400	143,808
MSC Industrial Direct Co., Inc., Class A	12,200	905,972
SiteOne Landscape Supply, Inc. (x)*	6,700	464,310
Triton International Ltd.	7,200	235,872
United Rentals, Inc.*	17,922	2,376,995
Univar, Inc.*	22,900	504,716
Watsco, Inc.	7,310	1,195,404
WESCO International, Inc.*	8,220	416,343
WW Grainger, Inc.	9,350	2,507,951

		17,236,747

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,800	681,072

Total Industrials		581,037,628

Information Technology (21.0%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	11,700	3,037,554
Ciena Corp.*	31,400	1,291,482
Cisco Systems, Inc.	860,570	47,098,996
CommScope Holding Co., Inc.*	42,200	663,806
EchoStar Corp., Class A*	6,500	288,080
F5 Networks, Inc.*	13,700	1,995,131
Finisar Corp.*	23,400	535,158
Infinera Corp.*	21,500	62,565
InterDigital, Inc.	4,100	264,040
Juniper Networks, Inc.	68,900	1,834,807
Lumentum Holdings, Inc.*	14,146	755,538
Motorola Solutions, Inc.	33,021	5,505,591
NetScout Systems, Inc.*	9,300	236,127
Plantronics, Inc.	2,300	85,192
Ubiquiti Networks, Inc.	4,000	526,000
ViaSat, Inc.*	12,200	986,004
Viavi Solutions, Inc.*	33,650	447,209

		65,613,280

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	60,840	5,836,990
Anixter International, Inc.*	3,200	191,072
Arrow Electronics, Inc.*	19,500	1,389,765
Avnet, Inc.	29,320	1,327,316
AVX Corp.	16,000	265,600
Belden, Inc.	7,600	452,732
CDW Corp.	31,700	3,518,700
Cognex Corp.	38,200	1,832,836
Coherent, Inc.*	5,400	736,398
Corning, Inc.	150,690	5,007,429
Dolby Laboratories, Inc., Class A	12,700	820,420
Fitbit, Inc., Class A (x)*	12,700	55,880

FLIR Systems, Inc.	29,900	1,617,590
II-VI, Inc.*	13,300	486,248
Insight Enterprises, Inc.*	900	52,380
IPG Photonics Corp.*	9,100	1,403,675
Itron, Inc.*	4,810	300,962
Jabil, Inc.	31,400	992,240
Keysight Technologies, Inc.*	37,215	3,342,279
Knowles Corp.*	10,445	191,248
Littelfuse, Inc.	6,500	1,149,915
National Instruments Corp.	23,000	965,770
Novanta, Inc.*	4,100	386,630
Plexus Corp.*	2,400	140,088
Rogers Corp.*	3,900	673,062
Sanmina Corp.*	9,400	284,632
SYNNEX Corp.	8,766	862,574
Tech Data Corp.*	11,200	1,171,520
Trimble, Inc.*	49,500	2,232,945
TTM Technologies, Inc.*	12,400	126,480
Vishay Intertechnology, Inc.	31,800	525,336
Zebra Technologies Corp., Class A*	12,400	2,597,676

		40,938,388

IT Services (5.3%)
Accenture plc, Class A	126,600	23,391,882
Akamai Technologies, Inc.*	31,700	2,540,438
Alliance Data Systems Corp.	10,752	1,506,678
Amdocs Ltd.	30,310	1,881,948
Automatic Data Processing, Inc.	86,550	14,309,311
Black Knight, Inc.*	27,142	1,632,591
Booz Allen Hamilton Holding Corp.	26,700	1,767,807
Broadridge Financial Solutions, Inc.	25,110	3,206,045
CACI International, Inc., Class A*	6,000	1,227,540
Cardtronics plc, Class A*	200	5,464
Cognizant Technology Solutions Corp., Class A	117,000	7,416,630
Conduent, Inc.*	47,886	459,227
CoreLogic, Inc.*	17,100	715,293
DXC Technology Co.	53,196	2,933,759
EPAM Systems, Inc.*	11,900	2,059,890
Euronet Worldwide, Inc.*	10,000	1,682,400
EVERTEC, Inc.	3,400	111,180
Evo Payments, Inc., Class A*	3,100	97,743
ExlService Holdings, Inc.*	4,000	264,520
Fidelity National Information Services, Inc.	66,625	8,173,555
First Data Corp., Class A*	110,900	3,002,063
Fiserv, Inc.*	81,400	7,420,424
FleetCor Technologies, Inc.*	16,900	4,746,365
Gartner, Inc.*	18,678	3,006,037
Genpact Ltd.	41,700	1,588,353
Global Payments, Inc.	31,152	4,988,370
GoDaddy, Inc., Class A*	34,300	2,406,145
International Business Machines Corp.	173,231	23,888,555
Jack Henry & Associates, Inc.	18,030	2,414,578
KBR, Inc.	27,600	688,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Leidos Holdings, Inc.	30,737	$2,454,349
LiveRamp Holdings, Inc.*	11,800	572,064
ManTech International Corp., Class A	2,600	171,210
Mastercard, Inc., Class A	175,300	46,372,109
MAXIMUS, Inc.	16,800	1,218,672
MongoDB, Inc.*	4,700	714,823
Okta, Inc.*	19,900	2,457,849
Paychex, Inc.	63,210	5,201,551
PayPal Holdings, Inc.*	233,270	26,700,084
Perspecta, Inc.	30,548	715,129
Sabre Corp.	48,600	1,078,920
Science Applications International Corp.	12,021	1,040,538
Square, Inc., Class A*	64,900	4,707,197
Switch, Inc., Class A (x)	36,240	474,382
Total System Services, Inc.	34,100	4,374,007
TTEC Holdings, Inc.	10,050	468,230
Twilio, Inc., Class A*	22,500	3,067,875
VeriSign, Inc.*	21,750	4,549,230
Visa, Inc., Class A	339,800	58,972,290
Western Union Co. (The)	90,360	1,797,260
WEX, Inc.*	10,100	2,101,810
Worldpay, Inc.*	61,855	7,580,330

		306,323,044

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Energy Industries, Inc.*	5,400	303,858
Advanced Micro Devices, Inc.*	195,500	5,937,335
Amkor Technology, Inc.*	25,800	192,468
Analog Devices, Inc.	71,827	8,107,114
Applied Materials, Inc.	189,420	8,506,852
Broadcom, Inc.	75,480	21,727,673
Brooks Automation, Inc.	13,600	527,000
Cabot Microelectronics Corp.	5,400	594,432
Cirrus Logic, Inc.*	12,300	537,510
Cree, Inc.*	20,400	1,146,072
Cypress Semiconductor Corp.	76,746	1,706,831
Diodes, Inc.*	100	3,637
Entegris, Inc.	32,940	1,229,321
First Solar, Inc.*	17,400	1,142,832
Inphi Corp.*	6,700	335,670
Intel Corp.	884,290	42,330,962
KLA-Tencor Corp.	34,680	4,099,176
Lam Research Corp.	30,975	5,818,344
MACOM Technology Solutions Holdings, Inc.*	12,000	181,560
Marvell Technology Group Ltd.	127,893	3,052,806
Maxim Integrated Products, Inc.	59,550	3,562,281
MaxLinear, Inc.*	200	4,688
Microchip Technology, Inc. (x)	45,920	3,981,264
Micron Technology, Inc.*	226,250	8,730,988
MKS Instruments, Inc.	13,200	1,028,148
Monolithic Power Systems, Inc.	9,900	1,344,222
NVIDIA Corp.	115,760	19,011,265
ON Semiconductor Corp.*	90,600	1,831,026
Power Integrations, Inc.	2,000	160,360
Qorvo, Inc.*	28,417	1,892,856
QUALCOMM, Inc.	238,705	18,158,289
Rambus, Inc.*	400	4,816

Semtech Corp.*	13,600	653,480
Silicon Laboratories, Inc.*	8,740	903,716
Skyworks Solutions, Inc.	39,100	3,021,257
Synaptics, Inc.*	8,700	253,518
Teradyne, Inc.	35,210	1,686,911
Texas Instruments, Inc.	183,090	21,011,408
Universal Display Corp.	10,000	1,880,600
Veeco Instruments, Inc.*	4,400	53,768
Versum Materials, Inc.	22,990	1,185,824
Xilinx, Inc.	50,600	5,966,752
Xperi Corp.	5,200	107,068

		203,915,958

Software (7.0%)
2U, Inc. (x)*	9,600	361,344
8x8, Inc.*	19,900	479,590
ACI Worldwide, Inc.*	22,700	779,518
Adobe, Inc.*	95,120	28,027,108
Alarm.com Holdings, Inc.*	4,800	256,800
Altair Engineering, Inc., Class A (x)*	11,800	476,602
Alteryx, Inc., Class A*	8,900	971,168
Anaplan, Inc.*	16,000	807,520
ANSYS, Inc.*	16,700	3,420,494
Appfolio, Inc., Class A*	3,500	357,945
Appian Corp.*	6,600	238,062
Aspen Technology, Inc.*	15,200	1,889,056
Atlassian Corp. plc, Class A*	20,500	2,682,220
Autodesk, Inc.*	44,750	7,289,775
Avalara, Inc.*	8,300	599,260
Avaya Holdings Corp.*	13,200	157,212
Blackbaud, Inc.	13,000	1,085,500
Blackline, Inc.*	5,800	310,358
Bottomline Technologies DE, Inc.*	8,200	362,768
Box, Inc., Class A*	24,600	433,206
Cadence Design Systems, Inc.*	57,130	4,045,375
Carbon Black, Inc.*	7,800	130,416
CDK Global, Inc.	27,450	1,357,128
Ceridian HCM Holding, Inc.*	12,100	607,420
Cision Ltd.*	3,900	45,747
Citrix Systems, Inc.	27,950	2,743,013
Cloudera, Inc.*	9,700	51,022
CommVault Systems, Inc.*	8,100	401,922
Cornerstone OnDemand, Inc.*	11,300	654,609
Coupa Software, Inc. (x)*	10,900	1,380,049
DocuSign, Inc. (x)*	29,800	1,481,358
Dropbox, Inc., Class A*	41,200	1,032,060
Ebix, Inc. (x)	4,600	231,012
Elastic NV*	7,300	545,018
Envestnet, Inc.*	8,800	601,656
Everbridge, Inc.*	5,100	456,042
Fair Isaac Corp.*	5,800	1,821,316
FireEye, Inc. (x)*	33,600	497,616
Five9, Inc.*	11,500	589,835
Fortinet, Inc.*	30,700	2,358,681
Guidewire Software, Inc.*	17,000	1,723,460
HubSpot, Inc.*	7,400	1,261,848
Intuit, Inc.	48,450	12,661,439
j2 Global, Inc.	9,200	817,788
LogMeIn, Inc.	10,804	796,039

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Manhattan Associates, Inc.*	17,700	$1,227,141
Microsoft Corp.	1,477,450	197,919,202
MicroStrategy, Inc., Class A*	1,500	214,965
New Relic, Inc.*	9,100	787,241
Nuance Communications, Inc.*	60,290	962,831
Nutanix, Inc., Class A*	28,000	726,320
Oracle Corp.	448,686	25,561,641
Pagerduty, Inc.*	6,900	324,645
Palo Alto Networks, Inc.*	18,100	3,688,056
Paycom Software, Inc.*	10,000	2,267,200
Paylocity Holding Corp.*	5,700	534,774
Pegasystems, Inc.	4,500	320,445
Pluralsight, Inc., Class A*	15,600	472,992
Proofpoint, Inc.*	9,200	1,106,300
PROS Holdings, Inc.*	6,800	430,168
PTC, Inc.*	20,250	1,817,640
Q2 Holdings, Inc.*	7,400	565,064
Qualys, Inc.*	6,700	583,436
Rapid7, Inc.*	7,100	410,664
RealPage, Inc.*	12,100	712,085
Red Hat, Inc.*	35,000	6,571,600
RingCentral, Inc., Class A*	12,900	1,482,468
SailPoint Technologies Holding, Inc.*	100	2,004
salesforce.com, Inc.*	144,260	21,888,570
ServiceNow, Inc.*	35,100	9,637,407
Smartsheet, Inc., Class A*	16,600	803,440
SolarWinds Corp.*	16,188	296,888
Splunk, Inc.*	29,100	3,659,325
SS&C Technologies Holdings, Inc.	39,200	2,258,312
SVMK, Inc.*	20,400	336,804
Symantec Corp.	124,490	2,708,902
Synopsys, Inc.*	32,520	4,184,999
Tableau Software, Inc., Class A*	14,000	2,324,280
Tenable Holdings, Inc.*	9,500	271,130
Teradata Corp.*	25,960	930,666
TiVo Corp.	8,636	63,647
Trade Desk, Inc. (The), Class A (x)*	6,500	1,480,570
Tyler Technologies, Inc.*	7,300	1,576,946
Varonis Systems, Inc.*	3,700	229,178
Verint Systems, Inc.*	14,800	795,944
VMware, Inc., Class A	14,200	2,374,382
Workday, Inc., Class A*	31,100	6,393,538
Workiva, Inc.*	4,400	255,596
Yext, Inc.*	15,000	301,350
Zendesk, Inc.*	21,000	1,869,630
Zscaler, Inc. (x)*	12,100	927,344

		403,535,105

Technology Hardware, Storage & Peripherals (3.4%)
3D Systems Corp. (x)*	10,600	96,460
Apple, Inc.	899,179	177,965,508
Dell Technologies, Inc., Class C*	29,979	1,522,933
Diebold Nixdorf, Inc.*	16,550	151,598
Hewlett Packard Enterprise Co.	294,932	4,409,234
HP, Inc.	305,232	6,345,773
NCR Corp.*	31,200	970,320

NetApp, Inc.	53,450	3,297,865
Pure Storage, Inc., Class A*	33,900	517,653
Western Digital Corp.	62,378	2,966,074
Xerox Corp.	41,657	1,475,074

		199,718,492

Total Information Technology		1,220,044,267

Materials (2.9%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	43,380	9,819,931
Albemarle Corp.	21,676	1,526,207
Ashland Global Holdings, Inc.	17,264	1,380,602
Axalta Coating Systems Ltd.*	47,000	1,399,190
Balchem Corp.	5,700	569,829
Cabot Corp.	11,900	567,749
Celanese Corp.	26,700	2,878,260
CF Industries Holdings, Inc.	47,210	2,205,179
Chemours Co. (The)	42,328	1,015,872
Corteva, Inc.*	150,377	4,446,648
Dow, Inc.	150,377	7,415,090
DuPont de Nemours, Inc.	150,376	11,288,726
Eastman Chemical Co.	28,128	2,189,202
Ecolab, Inc.	49,988	9,869,631
Element Solutions, Inc.*	46,100	476,674
FMC Corp.	30,700	2,546,565
HB Fuller Co.	8,800	408,320
Huntsman Corp.	40,900	835,996
Ingevity Corp.*	10,555	1,110,069
Innospec, Inc.	1,000	91,240
International Flavors & Fragrances, Inc.	20,800	3,017,872
Linde plc	105,977	21,280,182
LyondellBasell Industries NV, Class A	57,300	4,935,249
Mosaic Co. (The)	70,630	1,767,869
NewMarket Corp.	2,200	882,068
Olin Corp.	39,500	865,445
PolyOne Corp.	10,000	313,900
PPG Industries, Inc.	46,000	5,368,660
PQ Group Holdings, Inc.*	800	12,680
Quaker Chemical Corp.	2,600	527,488
RPM International, Inc.	28,950	1,769,134
Scotts Miracle-Gro Co. (The)	11,900	1,172,150
Sensient Technologies Corp. (x)	12,500	918,500
Sherwin-Williams Co. (The)	17,000	7,790,930
Valvoline, Inc.	47,788	933,300
Westlake Chemical Corp.	6,900	479,274
WR Grace & Co.	11,100	844,821

		114,920,502

Construction Materials (0.1%)
Eagle Materials, Inc.	10,100	936,270
Martin Marietta Materials, Inc.	12,430	2,860,267
Vulcan Materials Co.	25,800	3,542,598

		7,339,135

Containers & Packaging (0.4%)
AptarGroup, Inc.	14,600	1,815,364
Avery Dennison Corp.	16,850	1,949,208
Ball Corp.	69,000	4,829,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Berry Global Group, Inc.*	28,100	$1,477,779
Crown Holdings, Inc.*	28,950	1,768,845
Graphic Packaging Holding Co.	85,200	1,191,096
International Paper Co.	77,450	3,355,134
Owens-Illinois, Inc.	46,650	805,646
Packaging Corp. of America	21,400	2,039,848
Sealed Air Corp.	36,160	1,546,925
Silgan Holdings, Inc.	9,500	290,700
Sonoco Products Co.	23,760	1,552,478
Westrock Co.	54,932	2,003,370

		24,625,703

Metals & Mining (0.4%)
Alcoa Corp.*	40,805	955,245
Allegheny Technologies, Inc.*	26,800	675,360
Carpenter Technology Corp.	2,600	124,748
Cleveland-Cliffs, Inc. (x)	61,800	659,406
Freeport-McMoRan, Inc.	290,694	3,374,957
Newmont Goldcorp Corp.	163,311	6,282,574
Nucor Corp.	62,720	3,455,872
Reliance Steel & Aluminum Co.	16,300	1,542,306
Royal Gold, Inc.	12,900	1,322,121
Southern Copper Corp.	19,344	751,515
Steel Dynamics, Inc.	55,100	1,664,020
United States Steel Corp.	34,200	523,602
Worthington Industries, Inc.	1,900	76,494

		21,408,220

Paper & Forest Products (0.0%)
Domtar Corp.	18,480	822,915
Louisiana-Pacific Corp.	24,100	631,902

		1,454,817

Total Materials		169,748,377

Real Estate (4.0%)
Equity Real Estate Investment Trusts (REITs) (3.9%)
Acadia Realty Trust (REIT)	15,100	413,287
Agree Realty Corp. (REIT)	5,700	365,085
Alexander & Baldwin, Inc. (REIT)	2,900	66,990
Alexander’s, Inc. (REIT)	300	111,090
Alexandria Real Estate Equities, Inc. (REIT)	21,080	2,974,177
American Assets Trust, Inc. (REIT)	8,600	405,232
American Campus Communities, Inc. (REIT)	28,300	1,306,328
American Homes 4 Rent (REIT), Class A	47,500	1,154,725
American Tower Corp. (REIT)	86,800	17,746,260
Americold Realty Trust (REIT)	30,900	1,001,778
Apartment Investment & Management Co. (REIT), Class A	32,003	1,603,990
Apple Hospitality REIT, Inc. (REIT)	45,300	718,458
Ashford Hospitality Trust, Inc. (REIT)	4,611	13,695
AvalonBay Communities, Inc. (REIT)	28,349	5,759,950

Boston Properties, Inc. (REIT)	32,370	4,175,730
Brandywine Realty Trust (REIT)	51,000	730,320
Brixmor Property Group, Inc. (REIT)	67,400	1,205,112
Brookfield Property REIT, Inc. (REIT), Class A	25,147	475,027
Camden Property Trust (REIT)	20,180	2,106,590
CareTrust REIT, Inc. (REIT)	8,300	197,374
Chesapeake Lodging Trust (REIT)	6,500	184,730
Colony Capital, Inc. (REIT)	122,986	614,930
Columbia Property Trust, Inc. (REIT)	32,600	676,124
CoreCivic, Inc. (REIT)	26,900	558,444
CorePoint Lodging, Inc. (REIT)	2,300	28,497
CoreSite Realty Corp. (REIT)	7,800	898,326
Corporate Office Properties Trust (REIT)	24,809	654,213
Cousins Properties, Inc. (REIT)	28,351	1,025,456
Crown Castle International Corp. (REIT)	83,950	10,942,883
CubeSmart (REIT)	39,700	1,327,568
CyrusOne, Inc. (REIT)	20,200	1,165,944
DiamondRock Hospitality Co. (REIT)	28,700	296,758
Digital Realty Trust, Inc. (REIT)	42,672	5,026,335
Douglas Emmett, Inc. (REIT)	37,000	1,474,080
Duke Realty Corp. (REIT)	70,000	2,212,700
EastGroup Properties, Inc. (REIT)	10,300	1,194,594
Empire State Realty Trust, Inc. (REIT), Class A	24,600	364,326
EPR Properties (REIT)	14,840	1,106,916
Equinix, Inc. (REIT)	16,838	8,491,235
Equity Commonwealth (REIT)	33,000	1,073,160
Equity LifeStyle Properties, Inc. (REIT)	17,100	2,074,914
Equity Residential (REIT)	73,487	5,579,133
Essex Property Trust, Inc. (REIT)	14,177	4,138,692
Extra Space Storage, Inc. (REIT)	23,900	2,535,790
Federal Realty Investment Trust (REIT)	17,380	2,237,849
First Industrial Realty Trust, Inc. (REIT)	29,500	1,083,830
Four Corners Property Trust, Inc. (REIT)	5,600	153,048
Gaming and Leisure Properties, Inc. (REIT)	43,225	1,684,910
GEO Group, Inc. (The) (REIT)	25,500	535,755
Global Net Lease, Inc. (REIT)	4,900	96,138
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,400	95,812
HCP, Inc. (REIT)	96,297	3,079,578
Healthcare Realty Trust, Inc. (REIT)	23,600	739,152

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Healthcare Trust of America, Inc. (REIT), Class A	43,400	$1,190,462
Highwoods Properties, Inc. (REIT)	29,530	1,219,589
Hospitality Properties Trust (REIT)	43,400	1,085,000
Host Hotels & Resorts, Inc. (REIT)	149,413	2,722,305
Hudson Pacific Properties, Inc. (REIT)	34,500	1,147,815
Invitation Homes, Inc. (REIT)	74,916	2,002,505
Iron Mountain, Inc. (REIT)	56,801	1,777,871
JBG SMITH Properties (REIT)	20,173	793,606
Kilroy Realty Corp. (REIT)	21,800	1,609,058
Kimco Realty Corp. (REIT)	101,522	1,876,127
Lamar Advertising Co. (REIT), Class A	21,400	1,727,194
Lexington Realty Trust (REIT)	34,200	321,822
Liberty Property Trust (REIT)	29,152	1,458,766
Life Storage, Inc. (REIT)	9,300	884,244
LTC Properties, Inc. (REIT)	2,200	100,452
Macerich Co. (The) (REIT)	33,684	1,128,077
Mack-Cali Realty Corp. (REIT)	5,400	125,766
Medical Properties Trust, Inc. (REIT)	67,300	1,173,712
Mid-America Apartment Communities, Inc. (REIT)	25,638	3,019,131
National Health Investors, Inc. (REIT)	7,000	546,210
National Retail Properties, Inc. (REIT)	38,290	2,029,753
Omega Healthcare Investors, Inc. (REIT)	44,440	1,633,170
Outfront Media, Inc. (REIT)	34,770	896,718
Paramount Group, Inc. (REIT)	37,600	526,776
Park Hotels & Resorts, Inc. (REIT)	37,553	1,034,961
Pebblebrook Hotel Trust (REIT)	30,580	861,744
Physicians Realty Trust (REIT)	38,100	664,464
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,400	685,592
PotlatchDeltic Corp. (REIT)	13,451	524,320
Prologis, Inc. (REIT)	125,971	10,090,277
PS Business Parks, Inc. (REIT)	3,300	556,149
Public Storage (REIT)	30,002	7,145,576
QTS Realty Trust, Inc. (REIT), Class A	8,400	387,912
Rayonier, Inc. (REIT)	27,025	818,857
Realty Income Corp. (REIT)	60,028	4,140,131
Regency Centers Corp. (REIT)	33,306	2,222,842
Retail Opportunity Investments Corp. (REIT)	8,000	137,040
Retail Properties of America, Inc. (REIT), Class A	61,600	724,416
Retail Value, Inc. (REIT)	3,448	119,990
Rexford Industrial Realty, Inc. (REIT)	18,400	742,808
RLJ Lodging Trust (REIT)	33,200	588,968
Ryman Hospitality Properties, Inc. (REIT)	10,751	871,799

Sabra Health Care REIT, Inc. (REIT)	34,657	682,396
SBA Communications Corp. (REIT)*	23,200	5,216,288
Senior Housing Properties Trust (REIT)	54,290	448,978
Simon Property Group, Inc. (REIT)	61,959	9,898,570
SITE Centers Corp. (REIT)	25,054	331,715
SL Green Realty Corp. (REIT)	19,000	1,527,030
Spirit MTA REIT (REIT)	8,666	72,274
Spirit Realty Capital, Inc. (REIT) (x)	20,933	893,002
STAG Industrial, Inc. (REIT)	18,400	556,416
STORE Capital Corp. (REIT)	35,400	1,174,926
Sun Communities, Inc. (REIT)	15,200	1,948,488
Sunstone Hotel Investors, Inc. (REIT)	55,458	760,329
Tanger Factory Outlet Centers, Inc. (REIT) (x)	17,200	278,812
Taubman Centers, Inc. (REIT)	14,800	604,284
Terreno Realty Corp. (REIT)	11,600	568,864
UDR, Inc. (REIT)	52,936	2,376,297
Uniti Group, Inc. (REIT) (x)	31,402	298,319
Urban Edge Properties (REIT)	12,223	211,825
Ventas, Inc. (REIT)	71,279	4,871,920
VEREIT, Inc. (REIT)	236,500	2,130,865
VICI Properties, Inc. (REIT)	75,500	1,664,020
Vornado Realty Trust (REIT)	33,847	2,169,593
Washington REIT (REIT)	5,070	135,521
Weingarten Realty Investors (REIT)	36,986	1,014,156
Welltower, Inc. (REIT)	79,017	6,442,256
Weyerhaeuser Co. (REIT)	161,735	4,260,100
WP Carey, Inc. (REIT)	31,800	2,581,524
Xenia Hotels & Resorts, Inc. (REIT)	18,300	381,555

		222,697,316

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	64,950	3,331,935
Cushman & Wakefield plc*	17,000	303,960
Howard Hughes Corp. (The)*	7,500	928,800
Jones Lang LaSalle, Inc.	9,500	1,336,555
Kennedy-Wilson Holdings, Inc.	25,100	516,307
Newmark Group, Inc., Class A	32,119	288,429
Realogy Holdings Corp. (x)	20,100	145,524
RMR Group, Inc. (The), Class A	2,971	139,577

		6,991,087

Total Real Estate		229,688,403

Utilities (3.2%)
Electric Utilities (1.8%)
ALLETE, Inc.	10,500	873,705
Alliant Energy Corp.	43,900	2,154,612
American Electric Power Co., Inc.	96,470	8,490,325
Avangrid, Inc.	8,900	449,450
Duke Energy Corp.	141,085	12,449,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Edison International	64,060	$4,318,285
El Paso Electric Co.	6,100	398,940
Entergy Corp.	39,100	4,024,563
Evergy, Inc.	47,577	2,861,757
Eversource Energy	66,209	5,015,994
Exelon Corp.	194,256	9,312,633
FirstEnergy Corp.	109,104	4,670,742
Genie Energy Ltd., Class B	2,300	24,495
Hawaiian Electric Industries, Inc.	20,500	892,775
IDACORP, Inc.	11,450	1,149,923
MGE Energy, Inc.	7,000	511,560
NextEra Energy, Inc.	93,450	19,144,167
OGE Energy Corp.	36,900	1,570,464
Otter Tail Corp.	1,000	52,810
Pinnacle West Capital Corp.	21,300	2,004,117
PNM Resources, Inc.	15,200	773,832
Portland General Electric Co.	21,000	1,137,570
PPL Corp.	144,950	4,494,899
Southern Co. (The)	204,050	11,279,884
Spark Energy, Inc., Class A	1,700	19,023
Xcel Energy, Inc.	101,680	6,048,943

		104,124,808

Gas Utilities (0.2%)
Atmos Energy Corp.	25,200	2,660,112
Chesapeake Utilities Corp.	700	66,514
National Fuel Gas Co.	21,100	1,113,025
New Jersey Resources Corp.	19,600	975,492
Northwest Natural Holding Co.	2,700	187,650
ONE Gas, Inc.	9,125	823,987
South Jersey Industries, Inc.	16,700	563,291
Southwest Gas Holdings, Inc.	9,900	887,238
Spire, Inc.	11,200	939,904
UGI Corp.	39,575	2,113,701

		10,330,914

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	126,595	2,121,732
Atlantic Power Corp.*	6,600	15,972
Clearway Energy, Inc., Class A	3,600	58,248
Clearway Energy, Inc., Class C	8,200	138,252
NRG Energy, Inc.	55,221	1,939,362
Ormat Technologies, Inc.	7,900	500,781
Pattern Energy Group, Inc., Class A	6,100	140,849
TerraForm Power, Inc., Class A	11,500	164,450
Vistra Energy Corp.	84,500	1,913,080

		6,992,726

Multi-Utilities (1.0%)
Ameren Corp.	47,700	3,582,747
Avista Corp.	10,300	459,380
Black Hills Corp.	15,600	1,219,452
CenterPoint Energy, Inc.	99,950	2,861,569
CMS Energy Corp.	61,100	3,538,301
Consolidated Edison, Inc.	66,800	5,857,024
Dominion Energy, Inc.	156,454	12,097,023
DTE Energy Co.	37,800	4,833,864
MDU Resources Group, Inc.	48,250	1,244,850
NiSource, Inc.	79,300	2,283,840

NorthWestern Corp.	8,700	627,705
Public Service Enterprise Group, Inc.	101,700	5,981,994
Sempra Energy	54,290	7,461,618
Unitil Corp.	700	41,923
WEC Energy Group, Inc.	62,998	5,252,143

		57,343,433

Water Utilities (0.1%)
American States Water Co.	7,300	549,252
American Water Works Co., Inc.	38,300	4,442,800
Aqua America, Inc.	42,062	1,740,105
AquaVenture Holdings Ltd.*	1,000	19,970
Artesian Resources Corp., Class A	200	7,434
Cadiz, Inc. (x)*	1,900	21,375
California Water Service Group	9,600	486,048
Connecticut Water Service, Inc.	600	41,832
Consolidated Water Co. Ltd.	500	7,130
Middlesex Water Co.	700	41,475
SJW Group	2,100	127,617
York Water Co. (The)	300	10,716

		7,495,754

Total Utilities		186,287,635

Total Common Stocks (98.7%) (Cost $2,299,994,610)		5,732,611,954

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)* (Cost $5,906)	25,400	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $1,000,217, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $1,020,000. (xx)	$1,000,000	1,000,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $69,229, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $70,598. (xx)	69,213	69,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $2,000,937, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $2,040,000. (xx)	$2,000,000	$2,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $2,450,235, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $2,499,240. (xx)	2,449,724	2,449,724
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $2,000,926, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/25/19-2/15/49; total market value $2,040,000. (xx)	2,000,000	2,000,000
Societe Generale SA, 2.50%, dated 6/28/19, due 7/5/19, repurchase price $6,002,917, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $6,465,409. (xx)	6,000,000	6,000,000

Total Repurchase Agreements		13,518,937

Total Short-Term Investments (0.2%) (Cost $13,518,937)		13,518,937

Total Investments in Securities (98.9%) (Cost $2,313,519,453)		5,746,130,891
Other Assets Less Liabilities (1.1%)		63,870,143

Net Assets (100%)		$5,810,001,034

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $23,448,780.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $57,301,188. This was collateralized by $46,249,763 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $13,518,937 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	115	9/2019	USD	9,010,825	78,878
S&P 500 E-Mini Index	423	9/2019	USD	62,269,830	474,957

					553,835

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$529,993,022	$—	$—		$529,993,022
Consumer Discretionary	598,048,157	—	—		598,048,157
Consumer Staples	368,494,443	—	—		368,494,443
Energy	269,610,901	—	—		269,610,901
Financials	773,868,088	—	—		773,868,088
Health Care	805,791,033	—	—		805,791,033
Industrials	581,037,628	—	—		581,037,628
Information Technology	1,220,044,267	—	—		1,220,044,267
Materials	169,748,377	—	—		169,748,377
Real Estate	229,688,403	—	—		229,688,403
Utilities	186,287,635	—	—		186,287,635
Futures	553,835	—	—		553,835
Rights
Communication Services	—	—	—	(a)	—	(a)
Short-Term Investments
Repurchase Agreements	—	13,518,937	—		13,518,937

Total Assets	$5,733,165,789	$13,518,937	$—		$5,746,684,726

Total Liabilities	$—	$—	$—		$—

Total	$5,733,165,789	$13,518,937	$—		$5,746,684,726

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$553,835	*

Total		$553,835

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,680,377	$3,680,377

Total	$3,680,377	$3,680,377

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,163,659	$3,163,659

Total	$3,163,659	$3,163,659

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $50,101,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$101,484,881
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$315,459,001

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,693,356,221
Aggregate gross unrealized depreciation	(282,331,038)

Net unrealized appreciation	$3,411,025,183

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,335,659,543

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $2,300,000,516)	$5,732,611,954
Repurchase Agreements (Cost $13,518,937)	13,518,937
Cash	39,997,640
Receivable for securities sold	88,501,920
Dividends, interest and other receivables	5,097,354
Receivable for Portfolio shares sold	796,627
Due from broker for futures variation margin	183,762
Securities lending income receivable	23,648
Other assets	62,134

Total assets	5,880,793,976

LIABILITIES
Payable for securities purchased	52,512,810
Payable for return of collateral on securities loaned	13,518,937
Payable for Portfolio shares redeemed	1,619,774
Investment management fees payable	1,356,226
Distribution fees payable – Class IA	864,374
Administrative fees payable	446,422
Distribution fees payable – Class IB	307,106
Trustees’ fees payable	25,767
Accrued expenses	141,526

Total liabilities	70,792,942

NET ASSETS	$5,810,001,034

Net assets were comprised of:
Paid in capital	$2,158,518,427
Total distributable earnings (loss)	3,651,482,607

Net assets	$5,810,001,034

Class IA
Net asset value, offering and redemption price per share, $4,286,151,638 / 121,264,388 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.35

Class IB
Net asset value, offering and redemption price per share, $1,523,849,396 / 43,374,002 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.13

(x)	Includes value of securities on loan of $57,301,188.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,300 foreign withholding tax)	$54,825,498
Interest	443,825
Securities lending (net)	1,053,855

Total income	56,323,178

EXPENSES
Investment management fees	8,868,949
Distribution fees – Class IA	5,149,325
Administrative fees	2,671,986
Distribution fees – Class IB	1,828,209
Professional fees	93,576
Trustees’ fees	85,565
Printing and mailing expenses	78,810
Custodian fees	71,896
Miscellaneous	47,648

Total expenses	18,895,964

NET INVESTMENT INCOME (LOSS)	37,427,214

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	139,368,535
Futures contracts	3,680,377

Net realized gain (loss)	143,048,912

Change in unrealized appreciation (depreciation) on:
Investments in securities	744,268,131
Futures contracts	3,163,659

Net change in unrealized appreciation (depreciation)	747,431,790

NET REALIZED AND UNREALIZED GAIN (LOSS)	890,480,702

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$927,907,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$37,427,214	$73,287,939
Net realized gain (loss)	143,048,912	341,168,545
Net change in unrealized appreciation (depreciation)	747,431,790	(712,594,545)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	927,907,916	(298,138,061)

Distributions to shareholders:
Class IA	—	(258,585,092)
Class IB	—	(92,092,490)

Total distributions to shareholders	—	(350,677,582)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 593,232 and 1,393,565 shares, respectively ]	19,897,639	48,029,707
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,197,175 shares, respectively ]	—	258,585,092
Capital shares repurchased [ (5,821,550) and (13,525,968) shares, respectively ]	(195,093,318)	(470,495,802)

Total Class IA transactions	(175,195,679)	(163,881,003)

Class IB
Capital shares sold [ 976,995 and 1,724,128 shares, respectively ]	32,798,648	59,188,737
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,937,021 shares, respectively ]	—	92,092,490
Capital shares repurchased [ (2,669,532) and (5,590,797) shares, respectively ]	(89,131,360)	(192,939,826)

Total Class IB transactions	(56,332,712)	(41,658,599)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(231,528,391)	(205,539,602)

TOTAL INCREASE (DECREASE) IN NET ASSETS	696,379,525	(854,355,245)
NET ASSETS:
Beginning of period	5,113,621,509	5,967,976,754

End of period	$5,810,001,034	$5,113,621,509

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015		2014
Net asset value, beginning of period	$29.85	$33.88	$28.47	$25.88	$26.27		$23.73

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.43	0.40	0.36	0.36		0.31
Net realized and unrealized gain (loss)	5.28	(2.28)	5.43	2.66	(0.38)		2.55

Total from investment operations	5.50	(1.85)	5.83	3.02	(0.02)		2.86

Less distributions:
Dividends from net investment income	—	(0.47)	(0.42)	(0.43)	(0.37)		(0.32)
Distributions from net realized gains	—	(1.71)	—	—	—		—

Total dividends and distributions	—	(2.18)	(0.42)	(0.43)	(0.37)		(0.32)

Net asset value, end of period	$35.35	$29.85	$33.88	$28.47	$25.88		$26.27

Total return (b)	18.43%	(5.82)%	20.49%	11.66%	(0.03	)%(aa)	12.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,286,152	$3,776,306	$4,418,531	$4,016,297	$3,937,549		$4,292,750
Ratio of expenses to average net assets (a)(f)	0.68%	0.70%	0.70%	0.71%	0.71%		0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.34%	1.25%	1.28%	1.35%	1.37%		1.25%
Portfolio turnover rate (z)^	2%	3%	3%	3%	4%		4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015		2014
Net asset value, beginning of period	$29.67	$33.69	$28.31	$25.73	$26.13		$23.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.43	0.40	0.36	0.36		0.31
Net realized and unrealized gain (loss)	5.24	(2.27)	5.40	2.65	(0.38)		2.53

Total from investment operations	5.46	(1.84)	5.80	3.01	(0.02)		2.84

Less distributions:
Dividends from net investment income	—	(0.47)	(0.42)	(0.43)	(0.38)		(0.32)
Distributions from net realized gains	—	(1.71)	—	—	—		—

Total dividends and distributions	—	(2.18)	(0.42)	(0.43)	(0.38)		(0.32)

Net asset value, end of period	$35.13	$29.67	$33.69	$28.31	$25.73		$26.13

Total return (b)	18.40%	(5.82)%	20.50%	11.69%	(0.07	)%(aa)	12.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,523,849	$1,337,315	$1,549,446	$1,391,888	$1,355,527		$1,472,926
Ratio of expenses to average net assets (a)(f)	0.68%	0.70%	0.70%	0.71%	0.71%		0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.34%	1.25%	1.28%	1.35%	1.37%		1.25%
Portfolio turnover rate (z)^	2%	3%	3%	3%	4%		4%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (0.15)% for Class IA and (0.18)% for Class IB.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
U.S. Treasury Obligations	50.7%
Financials	13.8
Exchange Traded Funds	7.0
Health Care	3.4
Energy	2.9
Information Technology	2.8
Supranational	2.7
Foreign Government Securities	2.5
Consumer Staples	2.2
Industrials	2.1
U.S. Government Agency Securities	1.8
Utilities	1.7
Communication Services	1.6
Real Estate	1.5
Consumer Discretionary	1.4
Repurchase Agreements	1.3
Materials	0.9
Municipal Bonds	0.1
Asset-Backed Securities	0.1
Cash and Other	(0.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,047.57	$3.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.46	3.37
Class IB
Actual	1,000.00	1,047.47	3.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.46	3.37
Class K
Actual	1,000.00	1,048.60	2.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.70	2.12

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.67%, 0.67% and 0.42%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2013-2 A 4.950%, 1/15/23	$1,021,222	$1,071,261
Series 2015-1 A 3.375%, 5/1/27	2,408,345	2,457,717
Series 2017-2 AA 3.350%, 10/15/29	331,057	333,971
Delta Air Lines Pass-Through Trust,
Series 2019-1 AA 3.204%, 4/25/24	150,000	154,890
Kansas City Power & Light Co., 3.650%, 8/15/25	500,000	528,061

Total Asset-Backed Securities		4,545,900

Corporate Bonds (34.3%)
Communication Services (1.6%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc. 3.200%, 3/1/22	835,000	852,123
3.400%, 6/15/22 (e)	500,000	513,146
4.050%, 12/15/23 (e)	1,250,000	1,323,626
3.800%, 3/1/24	1,000,000	1,052,022
4.450%, 4/1/24	1,500,000	1,621,740
3.550%, 6/1/24	2,000,000	2,078,737
3.950%, 1/15/25	1,000,000	1,057,519
3.400%, 5/15/25	4,000,000	4,107,869
4.125%, 2/17/26	2,750,000	2,928,027
3.800%, 2/15/27	1,000,000	1,041,963
4.250%, 3/1/27	2,500,000	2,674,791
4.100%, 2/15/28	453,000	478,876
4.350%, 3/1/29	1,665,000	1,792,588
4.300%, 2/15/30	8,159,000	8,724,752
British Telecommunications plc 4.500%, 12/4/23	500,000	534,949
5.125%, 12/4/28	500,000	555,362
CC Holdings GS V LLC (REIT) 3.849%, 4/15/23	500,000	522,298
Orange SA 4.125%, 9/14/21	1,000,000	1,039,745
Telefonica Emisiones SA 5.462%, 2/16/21	2,456,000	2,572,192
4.570%, 4/27/23	500,000	539,317
4.103%, 3/8/27	440,000	465,707
TELUS Corp. 2.800%, 2/16/27	400,000	393,191
Verizon Communications, Inc. 3.500%, 11/1/24	1,750,000	1,837,916
3.376%, 2/15/25	1,000,000	1,042,394
2.625%, 8/15/26	2,265,000	2,246,472
4.125%, 3/16/27	2,250,000	2,443,315
4.329%, 9/21/28	9,238,000	10,212,799
3.875%, 2/8/29	140,000	149,795

		54,803,231

Entertainment (0.2%)
Activision Blizzard, Inc. 2.300%, 9/15/21	470,000	469,096

2.600%, 6/15/22	250,000	251,774
3.400%, 9/15/26	600,000	607,396
3.400%, 6/15/27	310,000	311,089
Electronic Arts, Inc. 3.700%, 3/1/21	500,000	509,288
4.800%, 3/1/26	600,000	664,764
NBCUniversal Media LLC 4.375%, 4/1/21	1,971,000	2,044,861
2.875%, 1/15/23	156,000	159,368
TWDC Enterprises 18 Corp. 2.150%, 9/17/20	500,000	500,107
3.750%, 6/1/21	181,000	186,694
2.750%, 8/16/21	1,000,000	1,013,785
2.550%, 2/15/22	1,000,000	1,010,895
2.450%, 3/4/22 (x)	535,000	539,563
2.350%, 12/1/22	650,000	654,054
3.150%, 9/17/25	500,000	525,233
1.850%, 7/30/26	465,000	450,425
2.950%, 6/15/27 (x)	1,000,000	1,041,500
Viacom, Inc. 3.875%, 12/15/21	125,000	128,413
4.250%, 9/1/23	1,100,000	1,162,940
Walt Disney Co. (The) 5.650%, 8/15/20§	594,000	616,914
4.500%, 2/15/21§	500,000	518,493
3.000%, 9/15/22§	1,000,000	1,022,693
3.700%, 10/15/25§	1,040,000	1,112,840
3.375%, 11/15/26§	300,000	319,608

		15,821,793

Interactive Media & Services (0.1%)
Alphabet, Inc. 3.625%, 5/19/21	950,000	978,374
3.375%, 2/25/24	500,000	527,487
1.998%, 8/15/26	2,000,000	1,947,370
Baidu, Inc. 3.500%, 11/28/22	500,000	512,188
3.875%, 9/29/23	1,250,000	1,299,359
4.375%, 5/14/24	1,250,000	1,322,441
4.125%, 6/30/25	695,000	729,967
4.375%, 3/29/28	290,000	305,769
4.875%, 11/14/28 (x)	315,000	344,977

		7,967,932

Media (0.5%)
CBS Corp. 3.375%, 3/1/22	2,000,000	2,044,963
2.500%, 2/15/23	1,000,000	994,908
2.900%, 6/1/23	200,000	201,048
3.375%, 2/15/28	570,000	566,703
Charter Communications Operating LLC
3.579%, 7/23/20	1,165,000	1,175,159
4.464%, 7/23/22	1,850,000	1,935,766
4.500%, 2/1/24	1,000,000	1,065,610
4.908%, 7/23/25	3,850,000	4,178,674
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	76,321
Comcast Corp. 3.300%, 10/1/20	875,000	886,639
3.450%, 10/1/21	830,000	853,568

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

1.625%, 1/15/22	$750,000	$740,232
3.125%, 7/15/22	1,050,000	1,079,025
2.850%, 1/15/23	2,150,000	2,190,918
2.750%, 3/1/23	1,500,000	1,522,563
3.000%, 2/1/24	750,000	771,273
3.600%, 3/1/24	2,000,000	2,113,752
3.700%, 4/15/24	1,110,000	1,178,223
3.950%, 10/15/25	1,750,000	1,889,572
3.150%, 3/1/26	2,000,000	2,069,762
4.150%, 10/15/28	1,525,000	1,676,791
Discovery Communications LLC 4.375%, 6/15/21	62,000	64,185
3.300%, 5/15/22	500,000	509,265
3.500%, 6/15/22	500,000	512,156
2.950%, 3/20/23	875,000	881,415
3.250%, 4/1/23	1,000,000	1,017,942
3.900%, 11/15/24	800,000	832,225
3.950%, 6/15/25	500,000	518,794
4.900%, 3/11/26	500,000	547,942
4.125%, 5/15/29	455,000	472,779
Fox Corp. 3.666%, 1/25/22§	185,000	191,102
4.030%, 1/25/24§	575,000	610,456
4.709%, 1/25/29§	730,000	813,196
Interpublic Group of Cos., Inc. (The)
3.500%, 10/1/20	250,000	253,257
3.750%, 10/1/21	250,000	256,903
4.650%, 10/1/28	250,000	272,240
Omnicom Group, Inc. 4.450%, 8/15/20	1,280,000	1,308,386
3.625%, 5/1/22	1,281,000	1,320,357
3.650%, 11/1/24	750,000	784,472
Time Warner Cable LLC 4.000%, 9/1/21	1,500,000	1,532,340
WPP Finance 2010 4.750%, 11/21/21	160,000	167,742
3.750%, 9/19/24	1,000,000	1,031,016

		43,109,640

Wireless Telecommunication Services (0.1%)
America Movil SAB de CV 3.125%, 7/16/22	1,200,000	1,221,222
3.625%, 4/22/29	500,000	519,370
Rogers Communications, Inc. 3.000%, 3/15/23	750,000	766,064
3.625%, 12/15/25	500,000	526,346
2.900%, 11/15/26	500,000	499,822
Vodafone Group plc 3.750%, 1/16/24	700,000	731,851
4.125%, 5/30/25	500,000	532,845
4.375%, 5/30/28	875,000	945,593

		5,743,113

Total Communication Services		127,445,709

Consumer Discretionary (1.4%)
Auto Components (0.1%)
Aptiv Corp. 4.150%, 3/15/24	865,000	913,699

Aptiv plc 4.350%, 3/15/29	105,000	109,939
BorgWarner, Inc. 3.375%, 3/15/25	800,000	824,240
Lear Corp. 5.250%, 1/15/25	1,190,000	1,235,706
4.250%, 5/15/29	125,000	125,978
Magna International, Inc. 3.625%, 6/15/24	1,200,000	1,254,585
4.150%, 10/1/25	250,000	268,040

		4,732,187

Automobiles (0.1%)
Ford Motor Co. 4.346%, 12/8/26 (x)	1,250,000	1,251,394
General Motors Co. 5.000%, 10/1/28	750,000	788,144
Harley-Davidson, Inc. 3.500%, 7/28/25	400,000	400,929
Toyota Motor Corp. 3.183%, 7/20/21	500,000	509,919
2.157%, 7/2/22	185,000	185,002
2.358%, 7/2/24	250,000	250,277
3.669%, 7/20/28	355,000	382,002
2.760%, 7/2/29	250,000	251,721

		4,019,388

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp. 3.950%, 10/15/20	666,000	679,548
Hyatt Hotels Corp. 4.850%, 3/15/26	250,000	271,930
4.375%, 9/15/28	950,000	1,008,597
Marriott International, Inc. 3.375%, 10/15/20	626,000	631,672
2.300%, 1/15/22 (x)	500,000	498,300
3.250%, 9/15/22	1,700,000	1,737,166
3.600%, 4/15/24	350,000	364,659
Series AA 4.650%, 12/1/28	500,000	553,789
Series R 3.125%, 6/15/26	500,000	500,451
Series X 4.000%, 4/15/28	500,000	526,420
Series Z 4.150%, 12/1/23	500,000	531,306
McDonald’s Corp. 3.500%, 7/15/20	150,000	151,652
2.750%, 12/9/20	320,000	321,949
3.625%, 5/20/21	400,000	410,106
2.625%, 1/15/22	750,000	757,666
3.350%, 4/1/23	735,000	763,564
3.250%, 6/10/24	1,000,000	1,040,037
3.375%, 5/26/25	750,000	783,773
3.700%, 1/30/26	1,500,000	1,595,769
3.500%, 3/1/27	775,000	816,141
3.800%, 4/1/28	1,100,000	1,178,194
Royal Caribbean Cruises Ltd. 2.650%, 11/28/20	110,000	110,217
5.250%, 11/15/22	1,000,000	1,083,236
Sands China Ltd. 4.600%, 8/8/23	555,000	584,658

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

5.125%, 8/8/25	$500,000	$540,156
5.400%, 8/8/28	620,000	674,802
Starbucks Corp. 2.200%, 11/22/20	190,000	189,674
2.100%, 2/4/21	300,000	298,752
2.700%, 6/15/22	400,000	404,651
3.100%, 3/1/23	750,000	769,391
3.850%, 10/1/23	850,000	899,008
3.800%, 8/15/25	700,000	746,900
2.450%, 6/15/26	500,000	494,120
3.500%, 3/1/28	750,000	785,721
4.000%, 11/15/28	800,000	867,035

		23,571,010

Household Durables (0.1%)
DR Horton, Inc. 2.550%, 12/1/20	175,000	175,136
Leggett & Platt, Inc. 3.400%, 8/15/22	250,000	255,313
3.800%, 11/15/24	300,000	307,196
3.500%, 11/15/27	500,000	494,889
4.400%, 3/15/29	350,000	365,926
Mohawk Industries, Inc. 3.850%, 2/1/23	1,200,000	1,248,193
Newell Brands, Inc. 3.850%, 4/1/23	1,075,000	1,090,601
4.000%, 12/1/24	400,000	405,395
4.200%, 4/1/26	3,100,000	3,066,564
NVR, Inc. 3.950%, 9/15/22	150,000	155,941
Tupperware Brands Corp. 4.750%, 6/1/21	500,000	515,176
Whirlpool Corp. 4.850%, 6/15/21	400,000	417,946
3.700%, 5/1/25	500,000	517,793
4.750%, 2/26/29	150,000	161,911

		9,177,980

Internet & Direct Marketing Retail (0.3%)
Alibaba Group Holding Ltd. 3.125%, 11/28/21	1,300,000	1,317,963
2.800%, 6/6/23	535,000	536,852
3.600%, 11/28/24	2,500,000	2,602,175
3.400%, 12/6/27	1,780,000	1,804,094
Amazon.com, Inc. 1.900%, 8/21/20	455,000	453,923
3.300%, 12/5/21	1,050,000	1,082,630
2.500%, 11/29/22	1,200,000	1,216,429
2.400%, 2/22/23	680,000	686,627
2.800%, 8/22/24	375,000	385,966
3.800%, 12/5/24	1,000,000	1,077,295
5.200%, 12/3/25 (x)	500,000	583,285
3.150%, 8/22/27	4,000,000	4,203,783
Booking Holdings, Inc. 2.750%, 3/15/23	650,000	658,255
3.650%, 3/15/25	600,000	633,679
3.600%, 6/1/26	500,000	527,221
eBay, Inc. 3.250%, 10/15/20	362,000	365,349
2.875%, 8/1/21	1,150,000	1,160,893
3.800%, 3/9/22	1,250,000	1,293,016
2.600%, 7/15/22	1,100,000	1,102,834

2.750%, 1/30/23	500,000	502,064
3.600%, 6/5/27	750,000	765,155
Expedia Group, Inc. 5.950%, 8/15/20	1,394,000	1,440,978
JD.com, Inc. 3.125%, 4/29/21 (x)	500,000	501,719
3.875%, 4/29/26	500,000	497,187
QVC, Inc. 5.125%, 7/2/22	500,000	518,405
4.375%, 3/15/23	300,000	304,459
4.850%, 4/1/24	500,000	517,120
4.450%, 2/15/25	670,000	676,164

		27,415,520

Leisure Products (0.0%)
Hasbro, Inc. 3.150%, 5/15/21	500,000	506,833
3.500%, 9/15/27	290,000	294,441

		801,274

Multiline Retail (0.2%)
Dollar General Corp. 3.250%, 4/15/23	1,150,000	1,182,528
4.150%, 11/1/25	125,000	135,013
3.875%, 4/15/27	500,000	519,145
Dollar Tree, Inc. 3.700%, 5/15/23	875,000	906,630
4.000%, 5/15/25	2,000,000	2,077,792
Kohl’s Corp. 4.250%, 7/17/25	750,000	779,335
Macy’s Retail Holdings, Inc. 3.450%, 1/15/21 (x)	500,000	504,373
3.875%, 1/15/22	400,000	406,135
4.375%, 9/1/23	635,000	649,427
3.625%, 6/1/24 (x)	1,000,000	982,364
Nordstrom, Inc. 4.000%, 10/15/21	600,000	618,388
4.000%, 3/15/27 (x)	210,000	212,921
Target Corp. 3.875%, 7/15/20	1,000,000	1,015,044
2.500%, 4/15/26 (x)	2,000,000	2,006,533
3.375%, 4/15/29	750,000	797,335

		12,792,963

Specialty Retail (0.3%)
Advance Auto Parts, Inc. 4.500%, 1/15/22	160,000	167,003
4.500%, 12/1/23	1,000,000	1,075,750
AutoNation, Inc. 3.350%, 1/15/21	375,000	378,300
3.500%, 11/15/24	400,000	398,826
4.500%, 10/1/25 (x)	215,000	223,571
3.800%, 11/15/27	500,000	490,241
AutoZone, Inc. 4.000%, 11/15/20	1,956,000	1,989,743
3.700%, 4/15/22	350,000	362,828
3.125%, 4/18/24	500,000	511,531
3.250%, 4/15/25	333,000	340,070
3.125%, 4/21/26	125,000	125,961
3.750%, 4/18/29	500,000	520,435
Best Buy Co., Inc. 4.450%, 10/1/28	1,000,000	1,055,519

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Home Depot, Inc. (The) 2.000%, 4/1/21	$1,500,000	$1,499,371
4.400%, 4/1/21	650,000	675,920
3.250%, 3/1/22	155,000	159,922
2.625%, 6/1/22	1,750,000	1,778,765
2.700%, 4/1/23	800,000	817,989
3.750%, 2/15/24	1,000,000	1,072,416
3.350%, 9/15/25	490,000	518,572
3.000%, 4/1/26	750,000	774,315
2.125%, 9/15/26	625,000	611,444
2.800%, 9/14/27	750,000	759,615
3.900%, 12/6/28	290,000	320,736
2.950%, 6/15/29	290,000	297,380
Lowe’s Cos., Inc. 3.120%, 4/15/22	750,000	764,969
3.875%, 9/15/23	1,000,000	1,058,509
3.125%, 9/15/24	500,000	513,971
3.375%, 9/15/25	510,000	529,680
2.500%, 4/15/26	750,000	735,119
3.100%, 5/3/27	750,000	760,547
3.650%, 4/5/29	680,000	709,003
O’Reilly Automotive, Inc. 4.875%, 1/14/21	285,000	293,720
4.625%, 9/15/21	300,000	314,702
3.800%, 9/1/22	300,000	312,506
3.850%, 6/15/23	250,000	261,979
3.550%, 3/15/26	500,000	513,718
4.350%, 6/1/28	800,000	868,918
TJX Cos., Inc. (The) 2.750%, 6/15/21	750,000	756,953
2.500%, 5/15/23	450,000	455,534
2.250%, 9/15/26	500,000	490,610

		26,266,661

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc. 2.250%, 5/1/23	450,000	452,733
2.375%, 11/1/26	1,000,000	1,001,410
Ralph Lauren Corp. 2.625%, 8/18/20	400,000	400,533
3.750%, 9/15/25 (x)	350,000	370,254
Tapestry, Inc. 3.000%, 7/15/22	500,000	500,416
4.250%, 4/1/25	500,000	523,886

		3,249,232

Total Consumer Discretionary		112,026,215

Consumer Staples (2.2%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25	8,935,000	9,678,329
4.000%, 4/13/28	1,345,000	1,449,799
4.750%, 1/23/29	3,470,000	3,933,523
Beam Suntory, Inc. 3.250%, 5/15/22	250,000	254,726
Brown-Forman Corp. 3.500%, 4/15/25	210,000	221,934
Coca-Cola Co. (The) 1.875%, 10/27/20	750,000	748,221
2.450%, 11/1/20	1,000,000	1,004,476

3.150%, 11/15/20	1,001,000	1,015,003
1.550%, 9/1/21 (x)	750,000	742,535
3.300%, 9/1/21	1,000,000	1,026,920
2.200%, 5/25/22	355,000	356,768
2.500%, 4/1/23	1,000,000	1,013,509
3.200%, 11/1/23	650,000	679,292
2.875%, 10/27/25	850,000	881,065
2.550%, 6/1/26	500,000	505,551
2.250%, 9/1/26	1,000,000	990,887
2.900%, 5/25/27 (x)	500,000	517,820
Coca-Cola Consolidated, Inc. 3.800%, 11/25/25	250,000	261,926
Coca-Cola Femsa SAB de CV 3.875%, 11/26/23	500,000	525,781
Constellation Brands, Inc. 2.250%, 11/6/20	500,000	498,808
3.750%, 5/1/21 (x)	395,000	404,225
2.700%, 5/9/22	225,000	226,294
2.650%, 11/7/22	500,000	501,451
3.200%, 2/15/23	1,000,000	1,022,699
4.250%, 5/1/23	1,470,000	1,561,022
4.400%, 11/15/25	335,000	365,373
3.700%, 12/6/26	750,000	784,852
3.500%, 5/9/27	300,000	307,552
3.600%, 2/15/28	1,000,000	1,029,060
4.650%, 11/15/28	310,000	346,110
Diageo Capital plc 2.625%, 4/29/23	1,500,000	1,518,071
3.500%, 9/18/23	465,000	485,154
3.875%, 5/18/28	400,000	437,252
Diageo Investment Corp. 2.875%, 5/11/22	1,000,000	1,017,331
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	149,719
Keurig Dr Pepper, Inc. 3.551%, 5/25/21	1,000,000	1,019,844
4.057%, 5/25/23	750,000	788,112
3.130%, 12/15/23	500,000	505,865
4.417%, 5/25/25	1,100,000	1,181,874
3.400%, 11/15/25	1,250,000	1,276,087
2.550%, 9/15/26	200,000	190,614
4.597%, 5/25/28	1,000,000	1,094,269
Molson Coors Brewing Co. 2.100%, 7/15/21	500,000	496,373
3.500%, 5/1/22	500,000	513,110
3.000%, 7/15/26	680,000	670,607
PepsiCo, Inc. 2.150%, 10/14/20	750,000	750,103
3.125%, 11/1/20	250,000	253,408
2.000%, 4/15/21	750,000	748,902
1.700%, 10/6/21	1,250,000	1,241,131
2.750%, 3/5/22	1,750,000	1,783,121
2.250%, 5/2/22	750,000	754,925
3.100%, 7/17/22	750,000	773,533
2.750%, 3/1/23	1,000,000	1,022,451
3.600%, 3/1/24	1,000,000	1,064,096
3.500%, 7/17/25	750,000	799,381
2.850%, 2/24/26	300,000	308,444
2.375%, 10/6/26	670,000	667,527
3.000%, 10/15/27	750,000	779,129

		55,145,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Food & Staples Retailing (0.4%)
Costco Wholesale Corp. 2.300%, 5/18/22 (x)	$1,750,000	$1,758,962
3.000%, 5/18/27	2,500,000	2,578,778
Kroger Co. (The) 3.300%, 1/15/21	100,000	101,211
2.600%, 2/1/21	250,000	250,537
2.950%, 11/1/21	960,000	971,684
3.400%, 4/15/22	350,000	359,138
3.850%, 8/1/23	1,250,000	1,310,016
4.000%, 2/1/24	190,000	201,644
2.650%, 10/15/26	600,000	577,101
4.500%, 1/15/29	350,000	380,415
Sysco Corp. 2.600%, 10/1/20	500,000	501,637
2.500%, 7/15/21	715,000	717,946
3.550%, 3/15/25	500,000	524,310
3.300%, 7/15/26	1,000,000	1,025,249
3.250%, 7/15/27	1,150,000	1,173,867
Walgreen Co. 3.100%, 9/15/22	1,281,000	1,302,015
Walgreens Boots Alliance, Inc. 3.300%, 11/18/21	940,000	959,140
3.800%, 11/18/24	2,000,000	2,079,843
3.450%, 6/1/26	1,500,000	1,517,064
Walmart, Inc. 1.900%, 12/15/20	950,000	948,499
3.125%, 6/23/21	2,000,000	2,043,629
2.350%, 12/15/22	1,000,000	1,009,856
2.550%, 4/11/23	1,650,000	1,674,156
3.400%, 6/26/23	1,750,000	1,836,563
3.300%, 4/22/24	2,000,000	2,104,456
2.850%, 7/8/24	585,000	603,769
2.650%, 12/15/24	975,000	996,196
3.550%, 6/26/25	1,200,000	1,280,697
3.050%, 7/8/26	415,000	434,196
3.700%, 6/26/28	2,000,000	2,178,607

		33,401,181

Food Products (0.6%)
Archer-Daniels-Midland Co. 4.479%, 3/1/21 (e)	250,000	258,874
3.375%, 3/15/22	590,000	611,110
2.500%, 8/11/26	500,000	500,566
Bunge Ltd. Finance Corp. 3.500%, 11/24/20	625,000	631,630
3.000%, 9/25/22	230,000	230,591
4.350%, 3/15/24	750,000	785,080
3.250%, 8/15/26	215,000	207,753
3.750%, 9/25/27	225,000	222,772
Campbell Soup Co. 3.300%, 3/15/21	665,000	673,182
4.250%, 4/15/21	100,000	102,957
2.500%, 8/2/22	363,000	362,191
3.650%, 3/15/23	1,000,000	1,030,684
3.950%, 3/15/25	750,000	782,502
3.300%, 3/19/25	450,000	454,689
4.150%, 3/15/28	1,000,000	1,045,560
Conagra Brands, Inc. 3.800%, 10/22/21	290,000	298,040
3.200%, 1/25/23	1,805,000	1,844,365
4.300%, 5/1/24	300,000	318,252

4.600%, 11/1/25	535,000	582,102
4.850%, 11/1/28	885,000	978,888
Flowers Foods, Inc. 3.500%, 10/1/26 (x)	535,000	537,307
General Mills, Inc. 3.200%, 4/16/21	165,000	167,468
3.150%, 12/15/21	1,000,000	1,018,224
2.600%, 10/12/22	500,000	502,575
3.700%, 10/17/23	480,000	502,979
4.000%, 4/17/25	500,000	532,659
4.200%, 4/17/28	375,000	404,879
Hershey Co. (The) 4.125%, 12/1/20	500,000	512,921
3.100%, 5/15/21	195,000	198,149
3.375%, 5/15/23	475,000	495,308
3.200%, 8/21/25	300,000	314,649
2.300%, 8/15/26	500,000	490,873
Ingredion, Inc. 4.625%, 11/1/20	269,000	276,598
3.200%, 10/1/26	200,000	198,873
JM Smucker Co. (The) 3.500%, 10/15/21	750,000	767,841
3.500%, 3/15/25	720,000	744,241
3.375%, 12/15/27	850,000	869,433
Kellogg Co. 4.000%, 12/15/20	542,000	555,028
3.250%, 5/14/21	270,000	274,744
3.125%, 5/17/22	500,000	509,245
2.650%, 12/1/23	1,100,000	1,103,685
3.400%, 11/15/27	650,000	661,277
4.300%, 5/15/28	500,000	541,857
Kraft Heinz Foods Co. 2.800%, 7/2/20	900,000	901,240
3.375%, 6/15/21	135,000	137,250
3.500%, 6/6/22 (x)	1,700,000	1,743,765
3.500%, 7/15/22	900,000	921,056
4.000%, 6/15/23	1,000,000	1,045,588
3.950%, 7/15/25	1,100,000	1,144,029
3.000%, 6/1/26	1,925,000	1,871,407
McCormick & Co., Inc. 2.700%, 8/15/22	500,000	503,932
3.150%, 8/15/24	500,000	510,122
3.400%, 8/15/27	750,000	764,733
Mead Johnson Nutrition Co. 3.000%, 11/15/20	310,000	312,648
4.125%, 11/15/25	610,000	657,799
Mondelez International, Inc. 3.625%, 5/7/23	750,000	782,892
3.625%, 2/13/26	750,000	784,454
4.125%, 5/7/28	750,000	812,277
Tyson Foods, Inc. 2.250%, 8/23/21	165,000	164,339
4.500%, 6/15/22	1,375,000	1,457,671
3.900%, 9/28/23	280,000	294,817
4.000%, 3/1/26	250,000	266,380
3.550%, 6/2/27	975,000	1,008,534
4.350%, 3/1/29	325,000	356,032
Unilever Capital Corp. 2.100%, 7/30/20	400,000	399,565
4.250%, 2/10/21	350,000	361,436
2.750%, 3/22/21	500,000	504,974
1.375%, 7/28/21	295,000	290,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

3.000%, 3/7/22	$500,000	$511,281
2.200%, 5/5/22	1,000,000	1,001,914
3.125%, 3/22/23	750,000	772,181
3.250%, 3/7/24	585,000	609,027
2.600%, 5/5/24 (x)	750,000	759,793
3.375%, 3/22/25	500,000	524,631
3.100%, 7/30/25	300,000	309,629
2.000%, 7/28/26	250,000	238,927
2.900%, 5/5/27	1,000,000	1,021,569
3.500%, 3/22/28	1,000,000	1,068,857

		48,917,804

Household Products (0.2%)
Clorox Co. (The) 3.800%, 11/15/21	500,000	517,095
3.050%, 9/15/22	610,000	623,006
3.500%, 12/15/24	500,000	526,767
3.100%, 10/1/27	500,000	511,650
3.900%, 5/15/28	500,000	543,407
Colgate-Palmolive Co. 2.300%, 5/3/22	1,000,000	1,010,330
2.250%, 11/15/22	300,000	302,133
2.100%, 5/1/23	1,000,000	998,753
3.250%, 3/15/24	500,000	525,033
Kimberly-Clark Corp. 3.050%, 8/15/25	300,000	310,868
2.750%, 2/15/26	250,000	254,885
3.950%, 11/1/28	375,000	416,389
3.200%, 4/25/29	750,000	790,081
Procter & Gamble Co. (The) 1.900%, 10/23/20	350,000	349,273
1.700%, 11/3/21	500,000	496,300
2.150%, 8/11/22	1,000,000	1,006,052
3.100%, 8/15/23	2,625,000	2,728,907
2.450%, 11/3/26	500,000	501,876
2.850%, 8/11/27 (x)	1,000,000	1,033,525

		13,446,330

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The) 1.700%, 5/10/21	300,000	297,224
3.150%, 3/15/27	500,000	519,813

		817,037

Tobacco (0.3%)
Altria Group, Inc. 4.750%, 5/5/21	950,000	989,731
3.490%, 2/14/22	185,000	189,705
2.850%, 8/9/22	1,700,000	1,716,035
2.950%, 5/2/23	156,000	157,841
3.800%, 2/14/24	415,000	432,173
4.400%, 2/14/26	375,000	400,616
2.625%, 9/16/26	430,000	411,024
4.800%, 2/14/29	1,125,000	1,212,956
BAT Capital Corp. 2.297%, 8/14/20	1,250,000	1,247,181
2.764%, 8/15/22	1,250,000	1,251,012
3.222%, 8/15/24	1,250,000	1,256,440
3.557%, 8/15/27	2,250,000	2,241,340
Philip Morris International, Inc. 4.125%, 5/17/21	300,000	309,998
2.625%, 2/18/22	375,000	378,036

2.375%, 8/17/22	1,000,000	1,000,664
2.500%, 8/22/22	1,000,000	1,004,430
2.500%, 11/2/22	600,000	602,352
2.625%, 3/6/23	1,150,000	1,157,761
2.125%, 5/10/23	625,000	617,445
3.600%, 11/15/23	600,000	627,236
2.875%, 5/1/24	500,000	507,726
3.250%, 11/10/24	500,000	517,015
3.375%, 8/11/25	250,000	260,749
3.125%, 8/17/27 (x)	1,000,000	1,017,506
Reynolds American, Inc. 4.000%, 6/12/22	600,000	622,304
4.850%, 9/15/23	1,500,000	1,610,438
4.450%, 6/12/25	2,035,000	2,155,276

		23,894,990

Total Consumer Staples		175,623,286

Energy (2.9%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC 3.200%, 8/15/21	286,000	290,432
2.773%, 12/15/22	1,000,000	1,008,940
3.337%, 12/15/27	1,250,000	1,258,732
Halliburton Co. 3.250%, 11/15/21	350,000	356,454
3.500%, 8/1/23	800,000	825,743
3.800%, 11/15/25	1,562,000	1,630,765
Helmerich & Payne, Inc. 4.650%, 3/15/25	300,000	321,950
National Oilwell Varco, Inc. 2.600%, 12/1/22	687,000	684,014
Patterson-UTI Energy, Inc. 3.950%, 2/1/28	500,000	488,181
Schlumberger Investment SA 3.650%, 12/1/23	1,500,000	1,572,988
TechnipFMC plc 3.450%, 10/1/22	400,000	409,119

		8,847,318

Oil, Gas & Consumable Fuels (2.8%)
Anadarko Petroleum Corp. 4.850%, 3/15/21	379,000	390,548
5.550%, 3/15/26	1,250,000	1,400,050
Andeavor Logistics LP 3.500%, 12/1/22	865,000	895,437
Apache Corp. 3.250%, 4/15/22	147,000	149,388
Boardwalk Pipelines LP 4.950%, 12/15/24	500,000	534,187
5.950%, 6/1/26	250,000	276,770
4.800%, 5/3/29	415,000	431,228
BP Capital Markets America, Inc. 4.500%, 10/1/20	1,637,000	1,681,735
4.742%, 3/11/21	1,000,000	1,041,905
2.112%, 9/16/21	650,000	649,004
3.245%, 5/6/22	375,000	385,941
2.520%, 9/19/22	500,000	504,606
2.750%, 5/10/23	1,000,000	1,014,313
3.216%, 11/28/23	500,000	516,339
3.790%, 2/6/24	415,000	439,593
3.224%, 4/14/24	1,500,000	1,551,450

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

3.410%, 2/11/26	$750,000	$787,725
3.119%, 5/4/26	500,000	512,623
4.234%, 11/6/28	1,250,000	1,382,177
BP Capital Markets plc 3.561%, 11/1/21	1,500,000	1,546,456
2.500%, 11/6/22	1,500,000	1,511,071
3.994%, 9/26/23	500,000	531,539
3.814%, 2/10/24	1,150,000	1,218,135
3.535%, 11/4/24	1,150,000	1,208,837
3.279%, 9/19/27	3,250,000	3,361,399
Buckeye Partners LP 4.875%, 2/1/21	1,420,000	1,442,758
Canadian Natural Resources Ltd. 2.950%, 1/15/23	1,425,000	1,437,580
3.800%, 4/15/24	64,000	66,784
3.850%, 6/1/27	1,300,000	1,350,517
Cenovus Energy, Inc. 3.000%, 8/15/22	765,000	766,138
4.250%, 4/15/27	1,250,000	1,294,412
Chevron Corp. 2.419%, 11/17/20	750,000	753,512
2.100%, 5/16/21	1,500,000	1,500,419
2.411%, 3/3/22	500,000	504,982
2.355%, 12/5/22	800,000	804,039
2.566%, 5/16/23	1,250,000	1,268,920
3.191%, 6/24/23	1,425,000	1,480,838
3.326%, 11/17/25	1,000,000	1,058,494
2.954%, 5/16/26	1,500,000	1,546,401
Cimarex Energy Co. 4.375%, 6/1/24	1,000,000	1,056,789
4.375%, 3/15/29	350,000	371,119
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	2,450,000	2,472,969
CNOOC Finance 2015 USA LLC 3.750%, 5/2/23 (x)	200,000	207,562
3.500%, 5/5/25	1,600,000	1,652,000
4.375%, 5/2/28	200,000	217,250
CNOOC Nexen Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,166,000
Columbia Pipeline Group, Inc. 4.500%, 6/1/25	400,000	430,985
Concho Resources, Inc. 4.375%, 1/15/25	750,000	779,583
3.750%, 10/1/27	750,000	777,918
ConocoPhillips Co. 4.950%, 3/15/26	750,000	852,301
Continental Resources, Inc. 5.000%, 9/15/22	1,247,000	1,254,014
4.500%, 4/15/23	1,165,000	1,220,174
3.800%, 6/1/24	785,000	804,382
4.375%, 1/15/28	790,000	830,140
Devon Energy Corp. 4.000%, 7/15/21	837,000	858,937
3.250%, 5/15/22	750,000	762,300
5.850%, 12/15/25	500,000	593,565
Ecopetrol SA 5.875%, 9/18/23	1,000,000	1,105,500
4.125%, 1/16/25	1,000,000	1,035,000
Enable Midstream Partners LP 3.900%, 5/15/24 (e)	750,000	760,069
4.950%, 5/15/28	300,000	313,410

Enbridge Energy Partners LP 4.200%, 9/15/21	500,000	517,100
Enbridge, Inc. 2.900%, 7/15/22	500,000	506,847
3.500%, 6/10/24	1,000,000	1,033,514
4.250%, 12/1/26	500,000	543,106
3.700%, 7/15/27	1,250,000	1,295,549
Encana Corp. 3.900%, 11/15/21	500,000	512,091
Energy Transfer Operating LP 4.150%, 10/1/20	800,000	813,664
4.650%, 6/1/21	1,500,000	1,555,595
5.200%, 2/1/22	1,000,000	1,055,135
3.600%, 2/1/23	1,150,000	1,176,538
4.200%, 9/15/23	250,000	262,059
4.500%, 4/15/24	250,000	265,717
4.050%, 3/15/25	2,000,000	2,084,100
4.750%, 1/15/26	1,250,000	1,336,894
4.950%, 6/15/28	375,000	410,090
Enterprise Products Operating LLC 5.200%, 9/1/20	1,500,000	1,547,324
2.800%, 2/15/21	500,000	503,519
2.850%, 4/15/21	1,055,000	1,062,055
3.500%, 2/1/22	400,000	410,109
4.050%, 2/15/22	500,000	520,414
3.350%, 3/15/23	1,356,000	1,398,365
3.750%, 2/15/25	1,415,000	1,497,139
4.150%, 10/16/28	600,000	651,877
3.125%, 7/31/29	750,000	753,456
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78 (k)	500,000	464,375
Series D
(ICE LIBOR USD 3 Month + 2.99%), 4.875%, 8/16/77 (k)	750,000	696,563
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77 (k)	750,000	712,500
EOG Resources, Inc. 4.100%, 2/1/21	1,625,000	1,669,961
3.150%, 4/1/25	2,000,000	2,054,375
4.150%, 1/15/26	500,000	544,035
EQM Midstream Partners LP 4.750%, 7/15/23	750,000	779,878
4.000%, 8/1/24	415,000	411,817
EQT Corp. 2.500%, 10/1/20	280,000	279,062
4.875%, 11/15/21	156,000	163,266
3.000%, 10/1/22	465,000	460,910
3.900%, 10/1/27	1,500,000	1,419,379
Equinor ASA 2.900%, 11/8/20	1,170,000	1,183,524
2.750%, 11/10/21	1,000,000	1,017,009
3.150%, 1/23/22	1,000,000	1,024,412
2.450%, 1/17/23	500,000	504,240
2.650%, 1/15/24	500,000	508,263
3.700%, 3/1/24	1,000,000	1,062,289
3.250%, 11/10/24	600,000	625,925
3.625%, 9/10/28	600,000	647,812
Exxon Mobil Corp. 2.222%, 3/1/21	1,480,000	1,483,741
2.397%, 3/6/22	250,000	252,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.726%, 3/1/23	$1,680,000	$1,715,700
3.176%, 3/15/24	2,000,000	2,092,259
2.709%, 3/6/25	1,000,000	1,025,142
3.043%, 3/1/26	2,025,000	2,095,785
HollyFrontier Corp. 5.875%, 4/1/26	250,000	273,416
Husky Energy, Inc. 3.950%, 4/15/22	2,000,000	2,077,931
4.000%, 4/15/24	125,000	131,129
Kinder Morgan Energy Partners LP
5.300%, 9/15/20	202,000	208,441
3.500%, 3/1/21	2,040,000	2,070,726
5.800%, 3/1/21	1,000,000	1,053,260
4.150%, 3/1/22	500,000	520,745
3.950%, 9/1/22	1,750,000	1,821,666
3.450%, 2/15/23	500,000	513,056
3.500%, 9/1/23	100,000	102,412
4.250%, 9/1/24	750,000	793,797
Kinder Morgan, Inc. 3.150%, 1/15/23	750,000	762,947
4.300%, 3/1/28	1,250,000	1,337,143
Magellan Midstream Partners LP 4.250%, 2/1/21	624,000	640,649
5.000%, 3/1/26	250,000	277,248
Marathon Oil Corp. 2.800%, 11/1/22	875,000	877,449
3.850%, 6/1/25	750,000	777,741
4.400%, 7/15/27	750,000	797,908
Marathon Petroleum Corp. 3.400%, 12/15/20	1,000,000	1,007,418
5.125%, 3/1/21	391,000	407,937
5.125%, 12/15/26	2,000,000	2,202,137
3.800%, 4/1/28	300,000	304,498
MPLX LP 3.375%, 3/15/23	500,000	511,027
4.875%, 12/1/24	1,000,000	1,088,387
4.000%, 2/15/25	300,000	313,519
4.875%, 6/1/25	1,500,000	1,633,599
4.125%, 3/1/27	2,085,000	2,175,889
Noble Energy, Inc. 4.150%, 12/15/21	156,000	160,982
3.900%, 11/15/24	1,500,000	1,565,180
Occidental Petroleum Corp. 3.125%, 2/15/22	1,500,000	1,523,288
2.600%, 4/15/22	900,000	901,040
2.700%, 2/15/23	1,156,000	1,164,432
3.400%, 4/15/26	355,000	360,425
Series 1 4.100%, 2/1/21	1,000,000	1,023,207
ONEOK Partners LP 3.375%, 10/1/22	150,000	152,276
5.000%, 9/15/23 (x)	1,000,000	1,080,288
ONEOK, Inc. 4.000%, 7/13/27	225,000	233,731
4.550%, 7/15/28	2,000,000	2,168,742
4.350%, 3/15/29	500,000	533,077
Petroleos Mexicanos 3.500%, 7/23/20	2,000,000	1,993,780
6.375%, 2/4/21 (x)	1,000,000	1,027,250
4.875%, 1/24/22	1,500,000	1,496,250
5.375%, 3/13/22	500,000	503,775
3.500%, 1/30/23	2,381,000	2,259,450
4.625%, 9/21/23	1,300,000	1,277,263
4.875%, 1/18/24	2,000,000	1,954,900
2.378%, 4/15/25	648,000	652,860
2.460%, 12/15/25	650,000	613,528
4.500%, 1/23/26	2,000,000	1,831,660
6.875%, 8/4/26	1,000,000	1,008,400
6.500%, 3/13/27	4,500,000	4,453,650
5.350%, 2/12/28	715,000	650,722
Phillips 66 4.300%, 4/1/22	2,250,000	2,368,810
3.900%, 3/15/28	500,000	525,360
Phillips 66 Partners LP 3.605%, 2/15/25	1,000,000	1,026,407
3.550%, 10/1/26	300,000	304,562
Pioneer Natural Resources Co. 3.450%, 1/15/21	500,000	506,938
4.450%, 1/15/26	1,250,000	1,357,153
Plains All American Pipeline LP 5.000%, 2/1/21	1,000,000	1,029,485
3.850%, 10/15/23	250,000	257,908
3.600%, 11/1/24	1,250,000	1,272,528
4.500%, 12/15/26	500,000	531,304
Sabine Pass Liquefaction LLC 5.625%, 2/1/21 (e)	3,615,000	3,754,470
5.750%, 5/15/24	2,215,000	2,462,620
5.625%, 3/1/25	1,215,000	1,359,947
5.000%, 3/15/27	3,000,000	3,283,594
Spectra Energy Partners LP 3.500%, 3/15/25	1,000,000	1,029,882
3.375%, 10/15/26	315,000	320,989
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	250,000	257,284
3.450%, 1/15/23	750,000	761,430
4.250%, 4/1/24	1,000,000	1,048,903
5.950%, 12/1/25	250,000	283,769
3.900%, 7/15/26	500,000	511,066
TC PipeLines LP 4.375%, 3/13/25	1,000,000	1,048,009
3.900%, 5/25/27	200,000	203,650
Total Capital Canada Ltd. 2.750%, 7/15/23	1,000,000	1,018,885
Total Capital International SA 2.875%, 2/17/22	250,000	254,409
2.700%, 1/25/23	1,187,000	1,205,761
3.750%, 4/10/24	2,000,000	2,127,657
3.455%, 2/19/29	750,000	796,372
Total Capital SA 4.125%, 1/28/21	1,100,000	1,134,035
4.250%, 12/15/21	500,000	524,840
3.883%, 10/11/28	250,000	275,267
TransCanada PipeLines Ltd. 3.800%, 10/1/20	1,298,000	1,319,190
2.500%, 8/1/22	850,000	849,359
4.875%, 1/15/26	550,000	613,474
4.250%, 5/15/28	1,750,000	1,891,195
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	525,817
Valero Energy Corp. 3.650%, 3/15/25	600,000	622,343
3.400%, 9/15/26	350,000	356,896
4.350%, 6/1/28	350,000	373,934
4.000%, 4/1/29	765,000	797,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Valero Energy Partners LP 4.375%, 12/15/26	$215,000	$230,573
4.500%, 3/15/28	500,000	537,921
Western Midstream Operating LP 4.000%, 7/1/22	500,000	507,223
3.950%, 6/1/25	1,400,000	1,390,361
4.650%, 7/1/26	250,000	252,306
4.750%, 8/15/28	270,000	274,711
Williams Cos., Inc. (The) 4.125%, 11/15/20	250,000	254,572
4.000%, 11/15/21	750,000	776,885
3.600%, 3/15/22	1,500,000	1,539,224
3.350%, 8/15/22	1,200,000	1,222,768
3.700%, 1/15/23	325,000	335,788
4.500%, 11/15/23	1,000,000	1,068,198
4.550%, 6/24/24	1,270,000	1,366,534
4.000%, 9/15/25	2,500,000	2,640,595
3.750%, 6/15/27	500,000	515,913

		213,706,378

Total Energy		222,553,696

Financials (13.8%)
Banks (8.7%)
Associated Bank NA 3.500%, 8/13/21	250,000	254,487
Australia & New Zealand Banking Group Ltd.
2.125%, 8/19/20	750,000	748,677
2.250%, 11/9/20	500,000	499,775
2.700%, 11/16/20	500,000	502,390
3.300%, 5/17/21	500,000	508,466
2.300%, 6/1/21	650,000	650,686
2.550%, 11/23/21	1,250,000	1,255,681
2.625%, 5/19/22	750,000	755,813
2.625%, 11/9/22	500,000	503,902
3.700%, 11/16/25	1,000,000	1,065,142
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/20/20	1,000,000	1,006,808
Banco Santander SA 3.500%, 4/11/22	1,000,000	1,025,785
3.125%, 2/23/23	570,000	577,708
3.848%, 4/12/23	1,200,000	1,244,907
2.706%, 6/27/24	800,000	801,074
5.179%, 11/19/25	1,000,000	1,088,131
4.250%, 4/11/27	1,000,000	1,048,420
4.379%, 4/12/28	1,200,000	1,275,933
3.306%, 6/27/29	800,000	805,153
Bancolombia SA 5.950%, 6/3/21 (x)	500,000	528,150
Bank of America Corp. 2.151%, 11/9/20	2,000,000	1,993,003
2.625%, 4/19/21	1,475,000	1,484,117
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21 (k)	1,150,000	1,148,609
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22 (k)	3,250,000	3,263,658
(ICE LIBOR USD 3 Month + 0.63%), 3.499%, 5/17/22 (k)	1,150,000	1,173,216
2.503%, 10/21/22	4,250,000	4,248,020
3.300%, 1/11/23	4,300,000	4,432,242
4.100%, 7/24/23	2,000,000	2,134,297
4.125%, 1/22/24	1,200,000	1,282,279
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24 (k)	2,000,000	2,072,447
4.000%, 4/1/24	5,000,000	5,334,085
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24 (k)	2,000,000	2,099,786
4.200%, 8/26/24	625,000	662,526
4.000%, 1/22/25	1,000,000	1,050,440
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25 (k)	1,500,000	1,557,188
3.875%, 8/1/25	2,000,000	2,133,363
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25 (k)	1,150,000	1,178,363
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26 (k)	4,750,000	4,902,937
4.450%, 3/3/26	655,000	706,699
3.500%, 4/19/26	3,000,000	3,137,063
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27 (k)	1,500,000	1,565,433
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)	1,000,000	1,059,335
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)	1,500,000	1,571,613
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28 (k)	5,000,000	5,181,032
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)	4,450,000	4,579,361
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29 (k)	2,000,000	2,134,273
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29 (k)	2,250,000	2,447,961
Series L 3.950%, 4/21/25	2,450,000	2,566,187
Bank of Montreal 3.100%, 7/13/20	750,000	757,317
1.900%, 8/27/21	2,000,000	1,983,172
2.900%, 3/26/22	1,250,000	1,268,847
2.350%, 9/11/22	500,000	499,913
2.550%, 11/6/22	1,300,000	1,307,597
2.500%, 6/28/24	500,000	500,111
Series D 3.100%, 4/13/21	450,000	456,392
Series E 3.300%, 2/5/24	1,000,000	1,036,079
Bank of Nova Scotia (The) 2.350%, 10/21/20	1,250,000	1,251,379
2.500%, 1/8/21	750,000	752,679
4.375%, 1/13/21	1,150,000	1,186,167
2.450%, 3/22/21	750,000	752,225
3.125%, 4/20/21	750,000	761,077
2.800%, 7/21/21	1,000,000	1,010,605
2.700%, 3/7/22	250,000	253,041
2.450%, 9/19/22	3,050,000	3,068,477
3.400%, 2/11/24	750,000	779,648
Barclays Bank plc 5.140%, 10/14/20	269,000	277,174
2.650%, 1/11/21	3,420,000	3,423,520
Barclays plc 3.250%, 1/12/21	500,000	503,990
3.200%, 8/10/21	750,000	755,244
3.684%, 1/10/23	560,000	567,429
(ICE LIBOR USD 3 Month + 1.40%), 4.610%, 2/15/23 (k)	1,310,000	1,355,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24 (k)	$1,000,000	$1,032,358
3.650%, 3/16/25	1,750,000	1,758,336
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)	750,000	763,254
4.375%, 1/12/26	1,500,000	1,552,779
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29 (k)	1,000,000	1,061,675
BB&T Corp. 2.150%, 2/1/21	650,000	647,888
2.050%, 5/10/21	2,000,000	1,989,399
3.200%, 9/3/21	500,000	509,124
3.950%, 3/22/22	250,000	260,072
3.050%, 6/20/22	750,000	765,382
3.750%, 12/6/23	750,000	791,056
2.850%, 10/26/24	500,000	510,932
3.700%, 6/5/25	750,000	798,035
3.875%, 3/19/29	750,000	799,349
BNP Paribas SA 5.000%, 1/15/21	2,000,000	2,079,507
3.250%, 3/3/23 (x)	650,000	671,620
4.250%, 10/15/24	1,000,000	1,048,479
Branch Banking & Trust Co. 2.625%, 1/15/22	1,250,000	1,257,123
3.625%, 9/16/25	1,000,000	1,051,970
3.800%, 10/30/26	300,000	317,492
Canadian Imperial Bank of Commerce
2.100%, 10/5/20	500,000	499,563
2.700%, 2/2/21	625,000	629,165
2.550%, 6/16/22	1,000,000	1,010,568
3.500%, 9/13/23	500,000	522,586
3.100%, 4/2/24	750,000	764,606
Capital One Bank USA NA 3.375%, 2/15/23	1,000,000	1,017,256
Capital One NA 2.950%, 7/23/21	1,000,000	1,010,630
2.250%, 9/13/21	2,000,000	1,992,645
2.650%, 8/8/22	750,000	753,752
Citibank NA 2.125%, 10/20/20	2,000,000	1,995,226
2.850%, 2/12/21	1,750,000	1,762,377
3.400%, 7/23/21	1,250,000	1,277,402
(ICE LIBOR USD 3 Month + 0.53%), 3.165%, 2/19/22 (k)	1,350,000	1,365,710
(ICE LIBOR USD 3 Month + 0.60%), 2.844%, 5/20/22 (k)	1,000,000	1,008,098
Citigroup, Inc. 2.650%, 10/26/20	4,250,000	4,264,153
2.700%, 3/30/21	1,150,000	1,155,760
2.350%, 8/2/21	1,000,000	998,632
2.900%, 12/8/21	2,000,000	2,019,627
4.500%, 1/14/22	200,000	210,247
2.750%, 4/25/22	1,275,000	1,282,170
4.050%, 7/30/22	150,000	156,348
2.700%, 10/27/22	2,500,000	2,517,303
3.375%, 3/1/23	1,150,000	1,187,060
3.500%, 5/15/23	1,000,000	1,030,098
3.875%, 10/25/23	1,550,000	1,639,251
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24 (k)	1,150,000	1,213,671
3.750%, 6/16/24	500,000	526,747
4.000%, 8/5/24	2,500,000	2,631,273
3.875%, 3/26/25	500,000	520,002
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25 (k)	1,500,000	1,549,048
3.300%, 4/27/25	1,000,000	1,031,446
4.400%, 6/10/25	650,000	693,004
3.700%, 1/12/26	3,000,000	3,151,397
4.600%, 3/9/26	595,000	642,154
3.400%, 5/1/26	2,500,000	2,578,704
3.200%, 10/21/26	3,250,000	3,300,359
4.450%, 9/29/27	1,250,000	1,347,161
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)	3,000,000	3,118,139
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28 (k)	2,500,000	2,579,802
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)	2,000,000	2,142,470
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30 (k)	1,750,000	1,868,384
Citizens Bank NA 2.250%, 10/30/20	650,000	648,981
2.550%, 5/13/21	610,000	611,614
3.250%, 2/14/22	250,000	255,101
2.650%, 5/26/22	505,000	507,791
3.700%, 3/29/23	500,000	520,900
3.750%, 2/18/26	500,000	526,094
Citizens Financial Group, Inc. 2.375%, 7/28/21	355,000	354,883
4.300%, 12/3/25	750,000	793,934
Comerica Bank 4.000%, 7/27/25	250,000	264,747
Comerica, Inc. 3.700%, 7/31/23	375,000	392,211
4.000%, 2/1/29	250,000	268,525
Commonwealth Bank of Australia 2.400%, 11/2/20	1,000,000	1,001,467
2.550%, 3/15/21	900,000	903,628
Compass Bank 3.500%, 6/11/21	530,000	540,470
2.875%, 6/29/22	750,000	757,646
3.875%, 4/10/25	1,000,000	1,034,267
Cooperatieve Rabobank UA 4.500%, 1/11/21	1,500,000	1,549,599
2.500%, 1/19/21	1,100,000	1,103,674
3.125%, 4/26/21	575,000	584,171
2.750%, 1/10/22	595,000	600,682
3.875%, 2/8/22	2,812,000	2,922,392
3.950%, 11/9/22	1,000,000	1,032,023
2.750%, 1/10/23	1,750,000	1,773,148
4.625%, 12/1/23	1,000,000	1,067,863
3.375%, 5/21/25	1,000,000	1,046,702
4.375%, 8/4/25	500,000	530,616
3.750%, 7/21/26	815,000	830,597
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20	1,250,000	1,260,204
3.450%, 4/16/21	2,000,000	2,030,528
3.800%, 9/15/22	2,500,000	2,591,416
3.800%, 6/9/23	1,000,000	1,035,269
3.750%, 3/26/25	750,000	779,917
4.550%, 4/17/26	2,000,000	2,170,548
Discover Bank 3.200%, 8/9/21	350,000	355,029
3.350%, 2/6/23	250,000	255,794

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.200%, 8/8/23	$550,000	$583,545
3.450%, 7/27/26	840,000	852,556
4.650%, 9/13/28	625,000	684,593
Fifth Third Bancorp 2.875%, 7/27/20	1,000,000	1,004,519
2.600%, 6/15/22	800,000	805,904
4.300%, 1/16/24	700,000	745,409
3.650%, 1/25/24	750,000	788,079
3.950%, 3/14/28	750,000	804,160
Fifth Third Bank 2.200%, 10/30/20	370,000	369,600
2.250%, 6/14/21	750,000	749,350
3.350%, 7/26/21	605,000	617,400
3.950%, 7/28/25	645,000	695,627
3.850%, 3/15/26	600,000	632,596
First Republic Bank 2.500%, 6/6/22	500,000	500,966
HSBC Bank USA NA 4.875%, 8/24/20	1,000,000	1,027,140
HSBC Holdings plc 3.400%, 3/8/21	2,250,000	2,282,427
5.100%, 4/5/21	2,700,000	2,819,764
2.950%, 5/25/21	1,750,000	1,765,219
2.650%, 1/5/22	1,500,000	1,505,403
4.875%, 1/14/22	750,000	794,355
4.000%, 3/30/22	1,650,000	1,716,500
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23 (k)	1,500,000	1,528,095
3.600%, 5/25/23	1,500,000	1,561,173
(ICE LIBOR USD 3 Month + 0.92%), 3.033%, 11/22/23 (k)	300,000	303,721
4.250%, 3/14/24	1,700,000	1,794,117
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24 (k)	970,000	1,012,972
(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25 (k)	875,000	911,508
4.250%, 8/18/25	1,600,000	1,679,052
3.900%, 5/25/26	1,140,000	1,188,171
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26 (k)	3,500,000	3,715,636
4.375%, 11/23/26	1,815,000	1,914,443
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28 (k)	1,250,000	1,309,714
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29 (k)	1,120,000	1,224,403
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30 (k)	1,165,000	1,213,248
HSBC USA, Inc. 2.750%, 8/7/20	500,000	502,456
5.000%, 9/27/20	650,000	668,508
3.500%, 6/23/24	900,000	934,304
Huntington Bancshares, Inc. 7.000%, 12/15/20	80,000	85,053
2.300%, 1/14/22	2,800,000	2,795,543
4.000%, 5/15/25	350,000	372,881
Huntington National Bank (The) 3.250%, 5/14/21	350,000	355,628
3.125%, 4/1/22	430,000	439,019
2.500%, 8/7/22	750,000	753,536
3.550%, 10/6/23	500,000	522,339
Industrial & Commercial Bank of China Ltd.
2.905%, 11/13/20	750,000	752,062
2.635%, 5/26/21 (x)	350,000	350,000
2.452%, 10/20/21	1,150,000	1,146,765
2.957%, 11/8/22	500,000	504,375
3.538%, 11/8/27	500,000	512,500
ING Groep NV 3.150%, 3/29/22	1,250,000	1,273,005
4.100%, 10/2/23	1,500,000	1,582,042
3.550%, 4/9/24	750,000	773,650
3.950%, 3/29/27	1,250,000	1,314,702
4.050%, 4/9/29	560,000	594,908
JPMorgan Chase & Co. 4.400%, 7/22/20	3,230,000	3,300,285
4.250%, 10/15/20	874,000	895,087
2.550%, 10/29/20	3,385,000	3,394,477
2.550%, 3/1/21	1,000,000	1,002,741
4.625%, 5/10/21	2,000,000	2,081,885
2.400%, 6/7/21	1,250,000	1,252,974
4.350%, 8/15/21	300,000	311,994
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22 (k)	1,250,000	1,277,223
3.250%, 9/23/22	2,849,000	2,920,746
2.972%, 1/15/23	3,250,000	3,293,242
3.200%, 1/25/23	4,369,000	4,479,275
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23 (k)	2,062,000	2,081,149
3.375%, 5/1/23	2,075,000	2,129,822
2.700%, 5/18/23	2,000,000	2,018,433
3.875%, 2/1/24	3,000,000	3,184,253
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24 (k)	1,125,000	1,167,272
3.625%, 5/13/24	3,000,000	3,156,278
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24 (k)	1,250,000	1,326,788
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)	2,365,000	2,429,467
3.900%, 7/15/25	3,000,000	3,203,309
3.300%, 4/1/26	2,000,000	2,071,512
3.200%, 6/15/26	1,750,000	1,799,824
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28 (k)	2,750,000	2,862,300
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29 (k)	7,000,000	7,244,773
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29 (k)	1,500,000	1,604,879
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29 (k)	1,500,000	1,638,238
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29 (k)	1,000,000	1,113,813
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30 (k)	625,000	658,634
KeyBank NA 3.350%, 6/15/21	250,000	255,250
2.500%, 11/22/21	250,000	251,468
3.300%, 2/1/22	250,000	256,368
2.400%, 6/9/22	635,000	637,559
2.300%, 9/14/22	1,500,000	1,500,304
3.375%, 3/7/23	500,000	517,850
3.300%, 6/1/25	250,000	260,819
3.400%, 5/20/26	1,000,000	1,032,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
KeyCorp 2.900%, 9/15/20	$1,175,000	$1,182,574
5.100%, 3/24/21	1,375,000	1,441,242
4.150%, 10/29/25	310,000	335,609
Korea Development Bank (The) 4.625%, 11/16/21	250,000	263,906
2.625%, 2/27/22	2,000,000	2,020,000
3.000%, 3/19/22	250,000	254,688
3.000%, 9/14/22	1,000,000	1,019,687
3.375%, 3/12/23	500,000	517,581
2.750%, 3/19/23	500,000	506,875
3.750%, 1/22/24	500,000	528,765
3.250%, 2/19/24	350,000	363,042
Kreditanstalt fuer Wiederaufbau 2.750%, 7/15/20	1,995,000	2,008,260
2.750%, 9/8/20	2,436,000	2,454,880
2.750%, 10/1/20	3,150,000	3,176,501
1.875%, 11/30/20	1,500,000	1,496,553
1.875%, 12/15/20	2,250,000	2,245,000
1.625%, 3/15/21	4,000,000	3,975,852
2.375%, 3/24/21	1,890,000	1,902,363
2.625%, 4/12/21	2,400,000	2,427,196
1.500%, 6/15/21	4,000,000	3,967,207
2.375%, 8/25/21	1,500,000	1,513,613
1.750%, 9/15/21	3,950,000	3,934,548
2.000%, 11/30/21	2,000,000	2,003,821
2.625%, 1/25/22	3,000,000	3,052,396
2.500%, 2/15/22	2,250,000	2,283,186
2.125%, 3/7/22	3,500,000	3,518,660
2.125%, 6/15/22	3,000,000	3,017,659
2.000%, 10/4/22	2,312,000	2,317,487
2.375%, 12/29/22	4,015,000	4,074,305
2.125%, 1/17/23	3,350,000	3,371,436
2.625%, 2/28/24	2,125,000	2,186,841
2.500%, 11/20/24	5,000,000	5,124,943
2.000%, 5/2/25	3,000,000	2,994,513
2.875%, 4/3/28	1,750,000	1,847,360
Landwirtschaftliche Rentenbank 3.125%, 11/14/23	1,500,000	1,579,126
2.000%, 1/13/25	3,000,000	3,020,973
1.750%, 7/27/26	500,000	492,747
Series 36 2.000%, 12/6/21	1,000,000	1,004,121
Series 37 2.500%, 11/15/27 (x)	2,000,000	2,064,357
Lloyds Bank plc 2.700%, 8/17/20	1,000,000	1,003,595
6.375%, 1/21/21	1,000,000	1,058,819
3.300%, 5/7/21	975,000	988,176
Lloyds Banking Group plc 3.100%, 7/6/21	375,000	379,217
3.000%, 1/11/22	1,365,000	1,377,558
4.050%, 8/16/23	750,000	782,133
(ICE LIBOR USD 3 Month + 0.81%), 2.907%, 11/7/23 (k)	1,750,000	1,748,232
3.900%, 3/12/24	400,000	416,491
4.450%, 5/8/25	575,000	610,650
4.582%, 12/10/25	1,000,000	1,040,916
4.650%, 3/24/26	1,750,000	1,821,183
3.750%, 1/11/27	1,385,000	1,403,269
4.375%, 3/22/28	1,350,000	1,432,470
4.550%, 8/16/28	850,000	913,041
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	1,750,000	1,749,394
M&T Bank Corp. 3.550%, 7/26/23	500,000	523,963
Manufacturers & Traders Trust Co.
2.050%, 8/17/20	500,000	499,010
2.500%, 5/18/22	500,000	503,276
2.900%, 2/6/25	1,000,000	1,020,212
3.400%, 8/17/27	330,000	347,195
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21	1,038,000	1,046,764
3.535%, 7/26/21	290,000	296,321
2.190%, 9/13/21	1,350,000	1,342,451
2.998%, 2/22/22	1,250,000	1,268,314
3.218%, 3/7/22	500,000	509,645
3.455%, 3/2/23	1,000,000	1,032,551
3.761%, 7/26/23	1,750,000	1,832,982
2.527%, 9/13/23	760,000	759,870
3.407%, 3/7/24	750,000	777,572
3.777%, 3/2/25	1,000,000	1,058,194
3.850%, 3/1/26	2,170,000	2,307,708
2.757%, 9/13/26 (x)	1,250,000	1,247,161
3.677%, 2/22/27	1,000,000	1,059,507
3.287%, 7/25/27	1,000,000	1,031,877
3.961%, 3/2/28 (x)	1,500,000	1,635,634
4.050%, 9/11/28	1,000,000	1,096,995
3.741%, 3/7/29	750,000	801,335
Mizuho Financial Group, Inc. 2.273%, 9/13/21	850,000	846,207
2.953%, 2/28/22	1,150,000	1,162,416
2.601%, 9/11/22	1,000,000	1,001,074
3.549%, 3/5/23	1,000,000	1,034,844
2.839%, 9/13/26	850,000	850,688
3.663%, 2/28/27 (x)	1,000,000	1,057,926
3.170%, 9/11/27	1,250,000	1,280,214
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29 (k)(x)	1,000,000	1,110,089
MUFG Americas Holdings Corp. 3.500%, 6/18/22	1,800,000	1,860,907
3.000%, 2/10/25	80,000	80,993
MUFG Union Bank NA 3.150%, 4/1/22	750,000	766,245
National Australia Bank Ltd. 2.500%, 1/12/21	500,000	501,546
2.625%, 1/14/21	750,000	753,734
1.875%, 7/12/21	1,000,000	991,865
3.375%, 9/20/21	500,000	511,691
3.700%, 11/4/21	650,000	670,098
3.000%, 1/20/23	1,350,000	1,376,607
2.875%, 4/12/23	750,000	761,355
3.625%, 6/20/23 (x)	500,000	521,356
3.375%, 1/14/26	750,000	780,018
2.500%, 7/12/26	1,500,000	1,477,048
National Bank of Canada 2.200%, 11/2/20	750,000	748,493
Oesterreichische Kontrollbank AG
2.875%, 9/7/21	1,625,000	1,658,273
2.375%, 10/1/21	1,500,000	1,514,956
2.625%, 1/31/22	750,000	761,852
2.875%, 3/13/23	750,000	765,973
3.125%, 11/7/23	2,750,000	2,841,392

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
People’s United Financial, Inc. 3.650%, 12/6/22	$300,000	$310,253
PNC Bank NA 2.600%, 7/21/20	750,000	752,377
2.500%, 1/22/21	2,500,000	2,509,130
2.150%, 4/29/21	1,250,000	1,247,259
2.550%, 12/9/21	1,050,000	1,056,971
2.950%, 1/30/23	250,000	254,693
3.500%, 6/8/23	335,000	349,051
3.800%, 7/25/23	1,000,000	1,051,945
3.300%, 10/30/24	1,000,000	1,040,783
2.950%, 2/23/25	250,000	255,450
3.250%, 6/1/25	500,000	518,047
3.100%, 10/25/27	500,000	515,553
3.250%, 1/22/28	1,000,000	1,044,355
PNC Financial Services Group, Inc. (The)
4.375%, 8/11/20	1,839,000	1,879,611
2.854%, 11/9/22 (e)	2,000,000	2,034,400
3.500%, 1/23/24	175,000	183,691
3.900%, 4/29/24	500,000	529,073
3.150%, 5/19/27	750,000	765,223
3.450%, 4/23/29	750,000	787,020
Regions Bank 2.750%, 4/1/21	1,000,000	1,005,832
(ICE LIBOR USD 3 Month + 0.50%), 3.374%, 8/13/21 (k)	400,000	403,938
Regions Financial Corp. 3.200%, 2/8/21	675,000	682,430
2.750%, 8/14/22	650,000	655,687
3.800%, 8/14/23	750,000	784,338
Royal Bank of Canada 2.150%, 10/26/20	560,000	559,336
2.350%, 10/30/20 (x)	1,250,000	1,252,375
2.500%, 1/19/21	1,000,000	1,003,948
3.200%, 4/30/21	770,000	783,306
2.750%, 2/1/22	750,000	761,584
2.800%, 4/29/22	750,000	761,546
3.700%, 10/5/23	1,500,000	1,577,982
4.650%, 1/27/26	2,000,000	2,183,968
Royal Bank of Scotland Group plc 6.125%, 12/15/22	1,965,000	2,118,684
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23 (k)	2,000,000	2,019,547
6.100%, 6/10/23	875,000	948,322
3.875%, 9/12/23	800,000	820,641
6.000%, 12/19/23	1,740,000	1,896,604
5.125%, 5/28/24	1,890,000	1,995,939
(ICE LIBOR USD 3 Month + 1.55%), 4.519%, 6/25/24 (k)	2,000,000	2,082,850
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25 (k)	1,000,000	1,033,813
4.800%, 4/5/26	1,750,000	1,863,513
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29 (k)	550,000	586,960
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30 (k)	750,000	776,814
Santander Holdings USA, Inc. 4.450%, 12/3/21	145,000	150,648
3.700%, 3/28/22	1,590,000	1,625,048
3.400%, 1/18/23	750,000	761,098
3.500%, 6/7/24	350,000	355,513
4.500%, 7/17/25	1,500,000	1,594,550
4.400%, 7/13/27	485,000	506,590
Santander UK Group Holdings plc 2.875%, 10/16/20	750,000	752,080
3.125%, 1/8/21	1,000,000	1,004,215
2.875%, 8/5/21	1,250,000	1,252,209
3.571%, 1/10/23	520,000	529,533
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24 (k)	750,000	798,820
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28 (k)	750,000	757,521
Santander UK plc 2.125%, 11/3/20	495,000	492,081
2.500%, 1/5/21	1,000,000	999,515
3.400%, 6/1/21	750,000	761,240
3.750%, 11/15/21	500,000	513,406
4.000%, 3/13/24	1,000,000	1,056,185
2.875%, 6/18/24	750,000	753,661
Skandinaviska Enskilda Banken AB 2
.625%, 3/15/21	1,000,000	1,004,610
1.875%, 9/13/21	800,000	791,178
2.800%, 3/11/22	750,000	757,975
Sumitomo Mitsui Banking Corp. 2.650%, 7/23/20	750,000	752,296
2.450%, 10/20/20	800,000	800,879
3.200%, 7/18/22	750,000	767,522
3.000%, 1/18/23	1,000,000	1,017,641
3.950%, 1/10/24 (x)	2,250,000	2,397,706
3.400%, 7/11/24	1,000,000	1,048,552
3.650%, 7/23/25	750,000	793,642
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	1,250,000	1,260,556
2.442%, 10/19/21	1,000,000	1,001,231
2.846%, 1/11/22	1,500,000	1,515,889
2.778%, 10/18/22	750,000	757,941
3.102%, 1/17/23	1,000,000	1,021,069
3.936%, 10/16/23	750,000	794,638
3.010%, 10/19/26	1,000,000	1,013,619
3.446%, 1/11/27	1,700,000	1,773,900
3.364%, 7/12/27 (x)	750,000	778,731
3.352%, 10/18/27 (x)	750,000	779,366
3.544%, 1/17/28	2,000,000	2,109,826
4.306%, 10/16/28 (x)	750,000	839,361
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.50%), 3.525%, 10/26/21 (k)	190,000	192,853
2.800%, 5/17/22	750,000	758,872
(ICE LIBOR USD 3 Month + 0.59%), 3.502%, 8/2/22 (k)	500,000	511,348
3.000%, 2/2/23	1,000,000	1,019,815
3.200%, 4/1/24	750,000	772,386
(ICE LIBOR USD 3 Month + 0.74%), 3.689%, 8/2/24 (k)	500,000	521,799
4.050%, 11/3/25	185,000	198,776
3.300%, 5/15/26	1,000,000	1,015,259
SunTrust Banks, Inc. 2.900%, 3/3/21	500,000	504,105
2.700%, 1/27/22	1,000,000	1,008,089
4.000%, 5/1/25	600,000	642,169
SVB Financial Group 5.375%, 9/15/20	160,000	165,386
Svenska Handelsbanken AB 1.950%, 9/8/20	540,000	537,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.450%, 3/30/21	$1,145,000	$1,147,624
3.350%, 5/24/21	2,655,000	2,705,610
1.875%, 9/7/21	505,000	500,309
3.900%, 11/20/23	500,000	530,339
Synovus Financial Corp. 3.125%, 11/1/22	300,000	301,069
Toronto-Dominion Bank (The) 1.850%, 9/11/20	1,165,000	1,160,208
3.150%, 9/17/20	750,000	758,536
2.500%, 12/14/20	1,000,000	1,004,254
2.550%, 1/25/21	1,750,000	1,759,371
2.125%, 4/7/21	1,500,000	1,497,950
3.250%, 6/11/21	750,000	764,788
3.500%, 7/19/23	750,000	785,895
3.250%, 3/11/24	750,000	777,153
2.650%, 6/12/24	750,000	756,803
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31 (k)	1,000,000	1,019,897
US Bancorp 2.350%, 1/29/21	1,000,000	1,002,980
4.125%, 5/24/21	1,000,000	1,032,909
3.000%, 3/15/22	750,000	766,503
2.950%, 7/15/22	1,600,000	1,630,279
3.700%, 1/30/24	500,000	530,399
3.600%, 9/11/24	1,000,000	1,049,288
3.950%, 11/17/25	500,000	540,317
3.100%, 4/27/26	1,415,000	1,442,193
3.900%, 4/26/28	650,000	714,252
Series V 2.375%, 7/22/26	2,000,000	1,972,203
US Bank NA 3.050%, 7/24/20	500,000	503,989
2.050%, 10/23/20	765,000	763,380
3.150%, 4/26/21	750,000	762,611
3.450%, 11/16/21	750,000	772,719
2.650%, 5/23/22	750,000	760,218
2.850%, 1/23/23	750,000	762,790
3.400%, 7/24/23	500,000	518,246
2.800%, 1/27/25	1,000,000	1,020,907
Webster Financial Corp. 4.100%, 3/25/29	500,000	525,925
Wells Fargo & Co. 2.550%, 12/7/20	1,715,000	1,718,183
3.000%, 1/22/21	1,500,000	1,512,941
2.500%, 3/4/21	2,000,000	2,002,026
4.600%, 4/1/21	2,000,000	2,073,180
2.100%, 7/26/21	1,250,000	1,242,901
3.500%, 3/8/22	1,844,000	1,897,111
3.069%, 1/24/23	1,000,000	1,015,529
4.125%, 8/15/23	3,000,000	3,159,366
3.750%, 1/24/24	1,250,000	1,313,317
3.300%, 9/9/24	2,000,000	2,065,597
3.000%, 2/19/25	2,500,000	2,536,010
3.000%, 4/22/26	4,000,000	4,044,637
4.100%, 6/3/26	2,000,000	2,116,991
3.000%, 10/23/26	1,500,000	1,514,506
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27 (k)	1,110,000	1,130,058
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	8,035,000	8,371,964
4.150%, 1/24/29	1,350,000	1,470,116
Series M 3.450%, 2/13/23	1,806,000	1,854,256
Wells Fargo Bank NA 2.600%, 1/15/21	2,500,000	2,511,225
(ICE LIBOR USD 3 Month + 0.49%), 3.325%, 7/23/21 (k)	1,500,000	1,512,938
3.625%, 10/22/21	1,500,000	1,544,375
(ICE LIBOR USD 3 Month + 0.61%), 2.897%, 5/27/22 (k)	870,000	878,456
3.550%, 8/14/23	1,950,000	2,035,885
Westpac Banking Corp. 2.650%, 1/25/21	1,150,000	1,156,857
2.100%, 5/13/21	750,000	747,777
2.000%, 8/19/21	1,250,000	1,242,894
2.500%, 6/28/22	1,250,000	1,257,259
2.750%, 1/11/23	750,000	759,419
3.650%, 5/15/23	750,000	783,753
3.300%, 2/26/24	1,250,000	1,294,759
2.850%, 5/13/26	750,000	756,953
2.700%, 8/19/26	1,750,000	1,747,310
3.350%, 3/8/27	1,250,000	1,300,932
(USD ICE Swap Rate 5 Year + 2.24%), 4.322%, 11/23/31 (k)	1,000,000	1,035,000
Wintrust Financial Corp. 4.850%, 6/6/29	250,000	251,354
Zions Bancorp NA 3.350%, 3/4/22	455,000	463,143

		681,931,194

Capital Markets (2.0%)
Affiliated Managers Group, Inc. 4.250%, 2/15/24	350,000	371,542
Ameriprise Financial, Inc. 3.000%, 3/22/22	165,000	167,385
4.000%, 10/15/23	150,000	160,130
3.700%, 10/15/24	750,000	795,769
2.875%, 9/15/26	500,000	501,233
Ares Capital Corp. 3.625%, 1/19/22	600,000	606,463
3.500%, 2/10/23	750,000	746,565
4.200%, 6/10/24	310,000	313,732
4.250%, 3/1/25	500,000	505,523
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	350,000	351,585
2.450%, 11/27/20	1,000,000	1,003,151
4.150%, 2/1/21	1,187,000	1,221,007
2.500%, 4/15/21	600,000	602,610
2.050%, 5/3/21	1,000,000	996,624
3.550%, 9/23/21	750,000	771,037
2.950%, 1/29/23	500,000	510,436
3.500%, 4/28/23	750,000	780,943
(ICE LIBOR USD 3 Month + 0.63%), 2.661%, 5/16/23 (k)	700,000	704,888
3.450%, 8/11/23	750,000	780,950
2.200%, 8/16/23	425,000	424,014
2.800%, 5/4/26	750,000	755,627
2.450%, 8/17/26	1,000,000	988,199
3.250%, 5/16/27	700,000	728,554
3.400%, 1/29/28	500,000	525,416
3.850%, 4/28/28 (x)	850,000	923,737
Series 0012 3.650%, 2/4/24	2,100,000	2,212,544

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Series G 3.000%, 2/24/25	$1,500,000	$1,539,821
BGC Partners, Inc. 5.375%, 7/24/23	350,000	366,675
BlackRock, Inc. 4.250%, 5/24/21	1,000,000	1,039,751
3.375%, 6/1/22	500,000	518,652
3.500%, 3/18/24	1,400,000	1,484,985
3.200%, 3/15/27	347,000	362,584
3.250%, 4/30/29	445,000	465,981
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	626,680
Brookfield Finance, Inc. 4.000%, 4/1/24	750,000	782,286
3.900%, 1/25/28	500,000	508,737
Cboe Global Markets, Inc. 3.650%, 1/12/27	650,000	683,192
Charles Schwab Corp. (The) 4.450%, 7/22/20	850,000	868,938
3.250%, 5/21/21	665,000	677,045
2.650%, 1/25/23	500,000	506,311
3.550%, 2/1/24 (x)	650,000	683,411
3.000%, 3/10/25	150,000	153,428
3.850%, 5/21/25	750,000	801,734
3.200%, 3/2/27	500,000	515,886
3.250%, 5/22/29	500,000	517,433
CME Group, Inc. 3.000%, 9/15/22	500,000	510,567
3.000%, 3/15/25	1,000,000	1,031,294
3.750%, 6/15/28	350,000	383,082
Credit Suisse AG 4.375%, 8/5/20	2,200,000	2,246,248
3.000%, 10/29/21	850,000	862,381
Deutsche Bank AG 2.700%, 7/13/20	1,000,000	996,043
2.950%, 8/20/20 (x)	750,000	742,458
3.125%, 1/13/21	1,000,000	995,734
3.150%, 1/22/21	1,150,000	1,139,601
3.375%, 5/12/21	500,000	496,707
4.250%, 10/14/21	3,500,000	3,547,522
3.300%, 11/16/22	1,150,000	1,131,180
3.950%, 2/27/23	850,000	854,017
3.700%, 5/30/24	1,500,000	1,467,051
4.100%, 1/13/26	1,000,000	986,930
E*TRADE Financial Corp. 2.950%, 8/24/22	500,000	504,624
3.800%, 8/24/27	250,000	250,657
4.500%, 6/20/28	350,000	369,782
Eaton Vance Corp. 3.625%, 6/15/23	500,000	520,103
3.500%, 4/6/27	250,000	260,851
Franklin Resources, Inc. 2.850%, 3/30/25	1,250,000	1,280,734
Goldman Sachs Group, Inc. (The) 2.750%, 9/15/20	350,000	351,466
2.600%, 12/27/20	4,000,000	4,002,701
2.875%, 2/25/21	1,000,000	1,007,273
2.625%, 4/25/21	1,860,000	1,867,245
5.250%, 7/27/21	1,905,000	2,013,092
2.350%, 11/15/21	900,000	897,429
5.750%, 1/24/22	1,400,000	1,512,989
3.000%, 4/26/22	2,085,000	2,102,321
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22 (k)	2,500,000	2,513,695
3.625%, 1/22/23	244,000	252,984
3.200%, 2/23/23	2,855,000	2,916,273
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23 (k)	1,500,000	1,516,181
3.625%, 2/20/24	1,080,000	1,124,130
4.000%, 3/3/24	3,045,000	3,222,387
3.850%, 7/8/24	2,000,000	2,097,077
3.500%, 1/23/25	3,250,000	3,343,415
3.750%, 5/22/25	2,400,000	2,504,882
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	1,830,000	1,861,278
3.750%, 2/25/26	580,000	605,304
3.500%, 11/16/26	1,815,000	1,857,540
3.850%, 1/26/27	2,240,000	2,345,706
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	1,000,000	1,032,483
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	2,000,000	2,141,381
Intercontinental Exchange, Inc. 2.750%, 12/1/20	610,000	613,766
2.350%, 9/15/22	1,750,000	1,750,997
3.450%, 9/21/23	300,000	312,574
4.000%, 10/15/23	850,000	904,377
3.750%, 12/1/25	610,000	651,595
3.750%, 9/21/28	535,000	577,308
Invesco Finance plc 3.125%, 11/30/22	1,000,000	1,019,876
Jefferies Group LLC 5.125%, 1/20/23	117,000	125,611
4.850%, 1/15/27	665,000	684,362
Lazard Group LLC 4.500%, 9/19/28	350,000	372,190
4.375%, 3/11/29	500,000	524,203
Legg Mason, Inc. 4.750%, 3/15/26	250,000	267,871
Moody’s Corp. 5.500%, 9/1/20	500,000	517,489
3.250%, 6/7/21	250,000	254,317
2.750%, 12/15/21	250,000	252,286
4.500%, 9/1/22	31,000	32,910
2.625%, 1/15/23	650,000	653,020
4.875%, 2/15/24 (x)	500,000	549,897
Morgan Stanley 5.500%, 7/24/20	1,522,000	1,571,019
5.750%, 1/25/21	4,112,000	4,318,704
2.500%, 4/21/21	2,500,000	2,503,581
5.500%, 7/28/21	2,130,000	2,259,867
2.625%, 11/17/21	2,205,000	2,216,539
2.750%, 5/19/22	2,065,000	2,084,687
4.875%, 11/1/22	312,000	333,713
3.125%, 1/23/23	800,000	818,031
3.750%, 2/25/23	394,000	411,210
4.100%, 5/22/23	2,000,000	2,101,576
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	900,000	937,696
3.700%, 10/23/24	2,000,000	2,107,051
4.000%, 7/23/25	505,000	541,011
5.000%, 11/24/25	3,000,000	3,321,895
3.875%, 1/27/26	3,000,000	3,189,354
3.125%, 7/27/26	3,000,000	3,052,119
3.625%, 1/20/27	4,000,000	4,186,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	$4,300,000	$4,523,778
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30 (k)	950,000	1,049,207
Series F 3.875%, 4/29/24	2,500,000	2,648,264
Nasdaq, Inc. 3.850%, 6/30/26	145,000	152,148
Northern Trust Corp. 3.450%, 11/4/20	850,000	863,678
3.375%, 8/23/21	375,000	385,576
2.375%, 8/2/22	500,000	504,515
3.650%, 8/3/28	500,000	540,238
3.150%, 5/3/29	500,000	517,184
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32 (k)	468,000	473,578
Owl Rock Capital Corp. 5.250%, 4/15/24	300,000	310,538
Prospect Capital Corp. 5.875%, 3/15/23	250,000	263,065
S&P Global, Inc. 3.300%, 8/14/20	600,000	605,861
4.000%, 6/15/25	250,000	271,633
Stifel Financial Corp. 4.250%, 7/18/24	700,000	733,015
TD Ameritrade Holding Corp. 2.950%, 4/1/22	250,000	255,321
3.750%, 4/1/24	750,000	788,960
3.625%, 4/1/25	1,000,000	1,053,910
3.300%, 4/1/27	455,000	468,466

		157,647,979

Consumer Finance (1.7%)
AerCap Ireland Capital DAC 4.625%, 10/30/20	2,350,000	2,412,166
4.500%, 5/15/21	2,150,000	2,214,524
4.450%, 12/16/21	155,000	160,692
3.950%, 2/1/22	700,000	719,702
3.500%, 5/26/22	1,030,000	1,047,312
3.300%, 1/23/23	500,000	506,388
4.125%, 7/3/23	500,000	522,624
4.875%, 1/16/24	445,000	478,609
3.500%, 1/15/25	600,000	602,728
4.450%, 10/1/25	350,000	367,714
4.450%, 4/3/26	500,000	525,442
3.650%, 7/21/27	1,000,000	989,505
3.875%, 1/23/28	500,000	501,195
American Express Co. 2.200%, 10/30/20	600,000	599,015
3.000%, 2/22/21	500,000	505,239
3.375%, 5/17/21	1,150,000	1,171,917
3.700%, 11/5/21	785,000	809,119
2.750%, 5/20/22	500,000	506,221
2.500%, 8/1/22	1,000,000	1,005,553
2.650%, 12/2/22	1,487,000	1,496,630
3.400%, 2/27/23	2,000,000	2,073,059
3.700%, 8/3/23	1,000,000	1,050,269
3.400%, 2/22/24	750,000	781,876
3.000%, 10/30/24	750,000	768,341
3.625%, 12/5/24	1,070,000	1,121,329
4.200%, 11/6/25	1,075,000	1,171,524
3.125%, 5/20/26	500,000	512,064
American Express Credit Corp. 2.250%, 5/5/21	2,000,000	2,000,120
3.300%, 5/3/27	1,150,000	1,208,443
American Honda Finance Corp. 3.150%, 1/8/21	335,000	339,303
2.650%, 2/12/21	1,000,000	1,005,887
1.650%, 7/12/21	1,000,000	987,817
3.375%, 12/10/21	400,000	410,271
2.200%, 6/27/22	500,000	499,166
2.600%, 11/16/22	650,000	655,645
3.450%, 7/14/23	500,000	519,349
3.625%, 10/10/23	500,000	523,718
3.550%, 1/12/24 (x)	500,000	523,046
2.900%, 2/16/24	500,000	509,661
2.400%, 6/27/24	500,000	499,601
2.300%, 9/9/26	720,000	695,916
3.500%, 2/15/28	500,000	522,743
Capital One Financial Corp. 2.400%, 10/30/20	175,000	175,102
4.750%, 7/15/21	500,000	522,773
3.050%, 3/9/22	600,000	610,687
3.200%, 1/30/23	1,000,000	1,025,230
3.900%, 1/29/24	750,000	788,569
3.750%, 4/24/24	1,000,000	1,045,712
3.300%, 10/30/24	350,000	358,993
4.250%, 4/30/25	850,000	913,501
4.200%, 10/29/25	750,000	785,644
3.750%, 7/28/26	2,000,000	2,030,832
3.750%, 3/9/27	1,150,000	1,184,259
3.800%, 1/31/28	1,000,000	1,033,215
Caterpillar Financial Services Corp.
1.850%, 9/4/20	500,000	497,906
3.350%, 12/7/20	300,000	304,684
2.900%, 3/15/21	500,000	505,868
3.150%, 9/7/21	275,000	280,580
1.931%, 10/1/21	1,000,000	992,537
2.850%, 6/1/22	500,000	508,964
2.550%, 11/29/22	500,000	505,741
2.625%, 3/1/23 (x)	1,000,000	1,011,024
3.450%, 5/15/23	500,000	521,181
3.650%, 12/7/23	250,000	263,585
2.850%, 5/17/24	350,000	356,339
3.300%, 6/9/24	1,250,000	1,302,120
3.250%, 12/1/24	500,000	519,926
2.400%, 8/9/26	250,000	246,107
Series I 2.650%, 5/17/21	335,000	337,620
Discover Financial Services
5.200%, 4/27/22	100,000	107,074
3.850%, 11/21/22	1,144,000	1,191,648
3.950%, 11/6/24	250,000	264,057
3.750%, 3/4/25	350,000	361,205
4.500%, 1/30/26	500,000	537,035
4.100%, 2/9/27	565,000	591,220
Ford Motor Credit Co. LLC
3.157%, 8/4/20	500,000	501,428
2.343%, 11/2/20	750,000	743,902
5.085%, 1/7/21	200,000	206,086
3.200%, 1/15/21	750,000	754,163
3.336%, 3/18/21	1,000,000	1,004,434
3.470%, 4/5/21	245,000	246,637
5.875%, 8/2/21	4,600,000	4,850,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.813%, 10/12/21	$755,000	$765,433
5.596%, 1/7/22	500,000	528,322
3.219%, 1/9/22	1,500,000	1,499,411
3.339%, 3/28/22	2,000,000	2,004,804
2.979%, 8/3/22	750,000	741,629
4.140%, 2/15/23	750,000	764,903
3.810%, 1/9/24	1,140,000	1,137,844
4.687%, 6/9/25	500,000	512,685
4.134%, 8/4/25	600,000	597,613
4.389%, 1/8/26	1,000,000	1,001,380
3.815%, 11/2/27	750,000	714,771
5.113%, 5/3/29	750,000	765,479
General Motors Financial Co., Inc.
3.200%, 7/13/20	1,250,000	1,254,443
2.450%, 11/6/20	1,750,000	1,741,586
3.700%, 11/24/20	1,750,000	1,770,642
4.200%, 3/1/21	750,000	766,142
3.550%, 4/9/21	440,000	446,635
3.200%, 7/6/21	2,250,000	2,265,831
4.200%, 11/6/21	955,000	982,089
3.450%, 1/14/22	1,000,000	1,012,562
3.450%, 4/10/22	2,000,000	2,024,421
3.150%, 6/30/22	225,000	225,758
3.550%, 7/8/22	700,000	710,902
3.250%, 1/5/23	750,000	752,858
3.700%, 5/9/23	875,000	887,659
4.150%, 6/19/23	500,000	515,130
5.100%, 1/17/24	500,000	534,696
3.950%, 4/13/24	1,000,000	1,020,324
4.350%, 4/9/25	575,000	591,817
4.300%, 7/13/25	1,250,000	1,288,760
5.250%, 3/1/26	700,000	748,288
4.000%, 10/6/26	750,000	756,071
4.350%, 1/17/27	835,000	853,732
3.850%, 1/5/28	500,000	486,433
5.650%, 1/17/29	350,000	384,145
John Deere Capital Corp.
2.375%, 7/14/20	500,000	501,557
2.800%, 3/4/21	1,000,000	1,009,928
2.875%, 3/12/21	500,000	505,717
2.300%, 6/7/21	500,000	501,398
3.900%, 7/12/21	350,000	361,715
3.125%, 9/10/21	400,000	407,764
3.150%, 10/15/21	500,000	510,266
2.650%, 1/6/22	500,000	505,945
2.750%, 3/15/22	1,000,000	1,015,189
2.150%, 9/8/22	650,000	648,582
2.700%, 1/6/23	500,000	507,402
2.800%, 3/6/23	500,000	509,486
3.450%, 6/7/23	250,000	261,448
3.650%, 10/12/23	500,000	527,250
2.600%, 3/7/24	335,000	338,640
3.350%, 6/12/24	650,000	679,271
2.650%, 6/24/24	660,000	666,798
3.450%, 3/13/25	1,250,000	1,315,448
3.400%, 9/11/25	350,000	369,832
2.650%, 6/10/26	500,000	500,433
2.800%, 9/8/27	400,000	403,965
3.050%, 1/6/28	500,000	514,190
3.450%, 3/7/29	270,000	287,714
Series 0014
2.450%, 9/11/20	200,000	200,340
PACCAR Financial Corp.
2.800%, 3/1/21	335,000	337,998
3.100%, 5/10/21	390,000	395,953
3.150%, 8/9/21	350,000	356,474
2.650%, 5/10/22	500,000	505,755
2.300%, 8/10/22	1,000,000	1,001,728
3.400%, 8/9/23	350,000	362,930
Synchrony Financial
4.375%, 3/19/24 (x)	165,000	172,772
4.250%, 8/15/24	750,000	779,993
4.500%, 7/23/25	500,000	524,872
3.700%, 8/4/26	500,000	495,581
3.950%, 12/1/27	1,500,000	1,494,217
5.150%, 3/19/29	250,000	269,314
Toyota Motor Credit Corp.
3.050%, 1/8/21	350,000	354,781
4.250%, 1/11/21	1,300,000	1,339,886
1.900%, 4/8/21	750,000	746,681
2.950%, 4/13/21	375,000	380,009
2.750%, 5/17/21	750,000	757,624
3.400%, 9/15/21	1,050,000	1,077,195
2.600%, 1/11/22	1,000,000	1,010,299
3.300%, 1/12/22	156,000	160,265
2.650%, 4/12/22	750,000	759,312
2.800%, 7/13/22	750,000	763,496
2.150%, 9/8/22	850,000	848,302
2.625%, 1/10/23	1,150,000	1,164,273
2.700%, 1/11/23	500,000	507,475
3.350%, 1/8/24 (x)	500,000	521,144
2.900%, 4/17/24	500,000	512,198
3.400%, 4/14/25	750,000	786,534
3.050%, 1/11/28	500,000	513,424
3.650%, 1/8/29	500,000	539,746

		131,055,363

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc. 2.200%, 3/15/21	1,360,000	1,363,820
3.750%, 8/15/21 (x)	500,000	518,134
3.400%, 1/31/22	500,000	517,111
3.000%, 2/11/23	500,000	514,709
2.750%, 3/15/23	1,000,000	1,020,868
3.125%, 3/15/26	1,395,000	1,445,523
Block Financial LLC 4.125%, 10/1/20	500,000	509,016
5.250%, 10/1/25 (x)	500,000	535,386
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	7,385,000	7,342,412
3.373%, 11/15/25	5,000,000	5,058,287
Jefferies Financial Group, Inc. 5.500%, 10/18/23	800,000	860,163
National Rural Utilities Cooperative Finance Corp.
2.300%, 11/1/20	250,000	250,243
2.900%, 3/15/21 (x)	350,000	354,034
2.400%, 4/25/22	300,000	301,179
2.300%, 9/15/22 (x)	250,000	250,269
2.700%, 2/15/23	500,000	507,436
3.400%, 11/15/23	1,000,000	1,042,520
2.950%, 2/7/24	210,000	214,870
3.250%, 11/1/25	250,000	260,032
3.050%, 4/25/27	350,000	357,252
3.400%, 2/7/28	500,000	523,468

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.900%, 11/1/28	$250,000	$272,454
(ICE LIBOR USD 3 Month + 2.91%), 4.672%, 4/30/43 (k)	350,000	342,125
ORIX Corp. 2.900%, 7/18/22	330,000	335,292
4.050%, 1/16/24	500,000	531,750
3.250%, 12/4/24	750,000	782,261
3.700%, 7/18/27	400,000	419,243
Private Export Funding Corp.
Series II 2.050%, 11/15/22	1,125,000	1,130,514
Series KK 3.550%, 1/15/24	729,000	779,015
Series MM 2.300%, 9/15/20	500,000	502,163
Shell International Finance BV 2.250%, 11/10/20	750,000	750,766
1.875%, 5/10/21	1,500,000	1,493,205
1.750%, 9/12/21	1,000,000	992,046
2.375%, 8/21/22	1,175,000	1,183,239
3.400%, 8/12/23	900,000	939,990
3.500%, 11/13/23	525,000	551,296
3.250%, 5/11/25	2,500,000	2,612,163
2.875%, 5/10/26	1,250,000	1,276,061
2.500%, 9/12/26	1,000,000	993,836
3.875%, 11/13/28	750,000	818,879
Synchrony Bank 3.650%, 5/24/21	750,000	764,829
3.000%, 6/15/22	770,000	776,488
Voya Financial, Inc. 3.125%, 7/15/24	700,000	710,633
3.650%, 6/15/26	625,000	642,515

		43,347,495

Insurance (0.8%)
Aflac, Inc. 4.000%, 2/15/22	500,000	523,694
3.625%, 6/15/23	1,150,000	1,207,480
3.625%, 11/15/24	1,000,000	1,054,794
Alleghany Corp. 5.625%, 9/15/20	200,000	207,176
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	254,849
Allstate Corp. (The) 3.150%, 6/15/23	156,000	160,522
3.280%, 12/15/26	500,000	520,878
Series B (ICE LIBOR USD 3 Month + 2.94%), 5.750%, 8/15/53 (k)	500,000	520,625
Alterra Finance LLC 6.250%, 9/30/20	500,000	522,351
American Financial Group, Inc. 3.500%, 8/15/26	635,000	639,301
American International Group, Inc.
3.375%, 8/15/20	500,000	505,383
6.400%, 12/15/20	1,100,000	1,161,578
3.300%, 3/1/21	555,000	562,671
4.875%, 6/1/22	750,000	801,687
3.750%, 7/10/25	1,380,000	1,446,016
3.900%, 4/1/26	2,000,000	2,088,731
4.200%, 4/1/28	375,000	399,330
4.250%, 3/15/29	500,000	536,131
Aon Corp. 5.000%, 9/30/20	787,000	813,711
4.500%, 12/15/28	650,000	715,985
3.750%, 5/2/29	350,000	362,874
Aon plc 2.800%, 3/15/21	350,000	352,958
3.500%, 6/14/24	350,000	363,373
3.875%, 12/15/25	600,000	637,923
Arch Capital Finance LLC 4.011%, 12/15/26	500,000	536,927
Assurant, Inc. 4.000%, 3/15/23	300,000	309,889
4.200%, 9/27/23	250,000	260,410
4.900%, 3/27/28 (x)	250,000	269,490
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24	500,000	544,657
Athene Holding Ltd. 4.125%, 1/12/28	750,000	756,078
AXIS Specialty Finance LLC 3.900%, 7/15/29	250,000	254,745
AXIS Specialty Finance plc 4.000%, 12/6/27	500,000	515,456
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	1,175,000	1,213,472
3.000%, 5/15/22	656,000	673,045
Brighthouse Financial, Inc. 3.700%, 6/22/27	2,000,000	1,892,474
Brown & Brown, Inc. 4.200%, 9/15/24	350,000	367,169
4.500%, 3/15/29	300,000	317,954
Chubb INA Holdings, Inc. 2.300%, 11/3/20	665,000	665,027
3.350%, 5/15/24	600,000	630,240
3.150%, 3/15/25	1,000,000	1,042,132
3.350%, 5/3/26	410,000	429,128
CNA Financial Corp. 4.500%, 3/1/26	500,000	538,988
3.450%, 8/15/27	500,000	506,672
3.900%, 5/1/29	210,000	220,490
Enstar Group Ltd. 4.500%, 3/10/22	250,000	257,382
4.950%, 6/1/29	350,000	353,932
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	250,000	263,333
Fidelity National Financial, Inc. 5.500%, 9/1/22	500,000	543,734
4.500%, 8/15/28	475,000	496,985
First American Financial Corp. 4.600%, 11/15/24	500,000	530,994
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	785,791
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22	250,000	268,081
Kemper Corp. 4.350%, 2/15/25	355,000	372,015
Lincoln National Corp. 4.850%, 6/24/21	334,000	349,665
4.000%, 9/1/23	215,000	227,747
3.625%, 12/12/26	500,000	520,772
Loews Corp. 2.625%, 5/15/23	900,000	908,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 4/1/26	$300,000	$317,680
Manulife Financial Corp. 4.150%, 3/4/26	1,000,000	1,078,406
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32 (k)	750,000	758,389
Markel Corp. 3.500%, 11/1/27	350,000	346,725
Marsh & McLennan Cos., Inc. 3.500%, 12/29/20	115,000	117,118
4.800%, 7/15/21	600,000	625,729
2.750%, 1/30/22	915,000	922,654
3.875%, 3/15/24	500,000	530,597
3.500%, 6/3/24	1,000,000	1,039,729
4.375%, 3/15/29	700,000	771,606
Mercury General Corp. 4.400%, 3/15/27	300,000	306,417
MetLife, Inc. 3.048%, 12/15/22 (e)	1,000,000	1,014,664
3.000%, 3/1/25	500,000	514,097
3.600%, 11/13/25 (x)	1,300,000	1,370,023
Series D 4.368%, 9/15/23 (e)	667,000	721,293
Old Republic International Corp. 4.875%, 10/1/24	400,000	434,142
3.875%, 8/26/26	500,000	511,698
PartnerRe Finance B LLC 5.500%, 6/1/20	454,000	466,710
3.700%, 7/2/29	350,000	354,496
Principal Financial Group, Inc. 3.100%, 11/15/26	350,000	352,945
3.700%, 5/15/29	375,000	392,633
Progressive Corp. (The) 3.750%, 8/23/21	219,000	226,144
Prudential Financial, Inc. 4.500%, 11/16/21	1,000,000	1,050,416
3.878%, 3/27/28	1,000,000	1,087,928
(ICE LIBOR USD 3 Month + 3.92%), 5.625%, 6/15/43 (k)	1,000,000	1,056,250
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)	1,075,000	1,075,000
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48 (k)(x)	1,500,000	1,608,750
Reinsurance Group of America, Inc.
5.000%, 6/1/21	60,000	62,670
4.700%, 9/15/23	1,000,000	1,085,066
3.900%, 5/15/29	175,000	181,095
RenaissanceRe Finance, Inc. 3.700%, 4/1/25	250,000	259,320
3.450%, 7/1/27	195,000	198,254
RenaissanceRe Holdings Ltd. 3.600%, 4/15/29	500,000	510,650
Sompo International Holdings Ltd.
4.700%, 10/15/22	250,000	261,511
Torchmark Corp. 3.800%, 9/15/22	250,000	260,709
4.550%, 9/15/28	500,000	545,995
Trinity Acquisition plc 3.500%, 9/15/21	250,000	253,756
4.400%, 3/15/26	250,000	265,586
Unum Group 5.625%, 9/15/20	500,000	518,829
3.000%, 5/15/21	160,000	161,063
4.000%, 3/15/24	300,000	312,700
4.000%, 6/15/29	180,000	185,132
Willis North America, Inc. 3.600%, 5/15/24	550,000	568,578
4.500%, 9/15/28	500,000	537,700
Willis Towers Watson plc 5.750%, 3/15/21	500,000	528,082
WR Berkley Corp. 5.375%, 9/15/20	100,000	103,592
4.625%, 3/15/22	750,000	792,648

		60,828,330

Thrifts & Mortgage Finance (0.0%)
BPCE SA 2.650%, 2/3/21	750,000	753,629
2.750%, 12/2/21	500,000	504,339
4.000%, 4/15/24	1,250,000	1,331,214
3.375%, 12/2/26	500,000	515,166

		3,104,348

Total Financials		1,077,914,709

Health Care (3.4%)
Biotechnology (0.6%)
AbbVie, Inc. 2.300%, 5/14/21	1,450,000	1,445,447
3.375%, 11/14/21	415,000	422,665
2.900%, 11/6/22	2,519,000	2,535,026
3.200%, 11/6/22	1,000,000	1,016,223
2.850%, 5/14/23	1,000,000	1,006,708
3.750%, 11/14/23	700,000	730,023
3.600%, 5/14/25	3,000,000	3,105,787
3.200%, 5/14/26	1,500,000	1,511,220
Amgen, Inc. 3.450%, 10/1/20	1,312,000	1,328,777
4.100%, 6/15/21	1,000,000	1,034,114
1.850%, 8/19/21	500,000	494,987
2.700%, 5/1/22	500,000	504,197
2.650%, 5/11/22	600,000	604,379
3.625%, 5/15/22	1,094,000	1,131,483
2.250%, 8/19/23	1,150,000	1,142,781
3.625%, 5/22/24	750,000	788,977
3.125%, 5/1/25	250,000	256,321
2.600%, 8/19/26	1,150,000	1,128,266
3.200%, 11/2/27	1,250,000	1,280,313
Baxalta, Inc. 4.000%, 6/23/25	239,000	255,343
Biogen, Inc. 2.900%, 9/15/20	1,000,000	1,004,702
3.625%, 9/15/22	570,000	588,328
4.050%, 9/15/25	570,000	610,821
Celgene Corp. 2.875%, 8/15/20	1,000,000	1,003,743
3.950%, 10/15/20	1,031,000	1,051,184
2.875%, 2/19/21	230,000	231,619
3.250%, 8/15/22	850,000	872,326
3.550%, 8/15/22	1,000,000	1,035,866
2.750%, 2/15/23	500,000	505,342
3.250%, 2/20/23	1,250,000	1,285,075
4.000%, 8/15/23	850,000	901,342
3.625%, 5/15/24	500,000	524,012
3.875%, 8/15/25	1,000,000	1,070,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.450%, 11/15/27	$750,000	$778,058
3.900%, 2/20/28	1,250,000	1,338,904
Gilead Sciences, Inc. 2.550%, 9/1/20	2,250,000	2,255,283
4.400%, 12/1/21	2,187,000	2,294,714
1.950%, 3/1/22	255,000	252,904
3.250%, 9/1/22	835,000	860,415
2.500%, 9/1/23	755,000	760,622
3.700%, 4/1/24	1,000,000	1,059,865
3.650%, 3/1/26	2,500,000	2,643,695

		44,651,961

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories 2.900%, 11/30/21	1,650,000	1,677,807
2.550%, 3/15/22	750,000	758,853
3.400%, 11/30/23	1,224,000	1,278,462
2.950%, 3/15/25	1,000,000	1,027,203
3.875%, 9/15/25	490,000	528,650
3.750%, 11/30/26	978,000	1,057,014
Baxter International, Inc. 1.700%, 8/15/21	500,000	493,568
2.600%, 8/15/26	500,000	496,707
Becton Dickinson and Co. 3.250%, 11/12/20	1,300,000	1,311,344
2.894%, 6/6/22	1,000,000	1,013,620
3.363%, 6/6/24	1,000,000	1,029,790
3.734%, 12/15/24	1,857,000	1,947,065
3.700%, 6/6/27	1,467,000	1,528,702
Boston Scientific Corp. 3.375%, 5/15/22	250,000	257,332
3.450%, 3/1/24	625,000	652,391
3.850%, 5/15/25	750,000	799,668
3.750%, 3/1/26	1,000,000	1,059,815
4.000%, 3/1/29	700,000	750,832
Danaher Corp. 2.400%, 9/15/20	500,000	500,650
3.350%, 9/15/25	310,000	324,601
Edwards Lifesciences Corp. 4.300%, 6/15/28	750,000	806,147
Liberty Property LP (REIT) 4.750%, 10/1/20	389,000	398,364
4.125%, 6/15/22	1,094,000	1,143,490
3.750%, 4/1/25	100,000	103,562
3.250%, 10/1/26	300,000	299,462
4.375%, 2/1/29	155,000	167,296
Medtronic, Inc. 4.125%, 3/15/21	500,000	516,505
3.125%, 3/15/22	150,000	154,132
3.150%, 3/15/22	2,000,000	2,055,478
2.750%, 4/1/23	769,000	786,378
3.625%, 3/15/24	1,000,000	1,056,016
3.500%, 3/15/25	3,000,000	3,177,256
Stryker Corp. 2.625%, 3/15/21	750,000	752,975
3.375%, 11/1/25	2,000,000	2,096,838
3.500%, 3/15/26	375,000	391,312
3.650%, 3/7/28	600,000	636,561
Zimmer Biomet Holdings, Inc. 3.375%, 11/30/21	500,000	510,482
3.150%, 4/1/22	750,000	762,698
3.700%, 3/19/23	575,000	593,547
3.550%, 4/1/25	1,075,000	1,107,742

		36,010,315

Health Care Providers & Services (1.2%)
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	108,550
Aetna, Inc. 2.750%, 11/15/22	1,000,000	1,006,050
2.800%, 6/15/23	675,000	678,046
3.500%, 11/15/24	500,000	514,896
AmerisourceBergen Corp. 3.400%, 5/15/24	600,000	618,978
3.450%, 12/15/27	400,000	406,000
Anthem, Inc. 4.350%, 8/15/20	1,200,000	1,225,788
2.500%, 11/21/20	235,000	235,466
3.125%, 5/15/22	500,000	508,997
2.950%, 12/1/22	800,000	811,151
3.300%, 1/15/23	150,000	154,680
3.500%, 8/15/24	1,000,000	1,039,782
3.350%, 12/1/24	500,000	517,531
3.650%, 12/1/27	715,000	741,782
4.101%, 3/1/28	3,000,000	3,205,026
Cardinal Health, Inc. 4.625%, 12/15/20	1,000,000	1,028,578
2.616%, 6/15/22	800,000	804,899
3.200%, 3/15/23	1,000,000	1,013,566
3.079%, 6/15/24	500,000	505,352
3.410%, 6/15/27 (x)	1,250,000	1,248,033
Cigna Corp. 3.200%, 9/17/20§	1,150,000	1,160,552
3.400%, 9/17/21§	600,000	611,479
3.750%, 7/15/23§	1,500,000	1,561,642
4.125%, 11/15/25§	525,000	558,715
4.375%, 10/15/28§	1,340,000	1,444,774
Cigna Holding Co. 4.500%, 3/15/21	406,000	417,032
4.000%, 2/15/22	500,000	518,116
3.250%, 4/15/25	1,000,000	1,016,801
Coventry Health Care, Inc. 5.450%, 6/15/21	650,000	681,687
CVS Health Corp. 2.800%, 7/20/20	2,000,000	2,005,849
3.350%, 3/9/21	4,210,000	4,268,012
2.125%, 6/1/21	1,000,000	993,008
3.500%, 7/20/22	1,650,000	1,695,694
2.750%, 12/1/22	2,000,000	2,008,100
3.700%, 3/9/23	310,000	320,789
4.000%, 12/5/23	1,100,000	1,154,126
4.100%, 3/25/25	4,000,000	4,218,240
3.875%, 7/20/25	2,400,000	2,505,158
2.875%, 6/1/26	1,500,000	1,471,357
4.300%, 3/25/28	5,665,000	5,970,240
Express Scripts Holding Co. 2.600%, 11/30/20	750,000	752,060
3.300%, 2/25/21	200,000	202,588
4.750%, 11/15/21	1,350,000	1,419,267
3.900%, 2/15/22	2,156,000	2,229,839
3.050%, 11/30/22	775,000	786,275
3.000%, 7/15/23	1,050,000	1,063,934
3.500%, 6/15/24	1,000,000	1,031,017
4.500%, 2/25/26	750,000	806,113

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
HCA, Inc. 5.875%, 3/15/22	$1,500,000	$1,639,290
4.750%, 5/1/23	845,000	902,207
5.000%, 3/15/24	1,360,000	1,481,842
5.250%, 4/15/25	945,000	1,047,069
5.250%, 6/15/26	1,000,000	1,106,000
4.500%, 2/15/27	820,000	871,947
4.125%, 6/15/29	525,000	539,690
Humana, Inc. 2.500%, 12/15/20	175,000	175,197
2.900%, 12/15/22	350,000	354,199
3.950%, 3/15/27	375,000	389,406
Kaiser Foundation Hospitals 3.500%, 4/1/22	350,000	362,675
3.150%, 5/1/27	375,000	385,382
Laboratory Corp. of America Holdings
4.625%, 11/15/20	1,600,000	1,639,036
3.750%, 8/23/22	56,000	58,082
4.000%, 11/1/23	500,000	523,691
3.250%, 9/1/24	750,000	767,000
McKesson Corp. 3.650%, 11/30/20	350,000	355,478
2.850%, 3/15/23	1,200,000	1,207,160
3.796%, 3/15/24	1,000,000	1,052,638
3.950%, 2/16/28	305,000	315,527
4.750%, 5/30/29	350,000	381,356
Medco Health Solutions, Inc. 4.125%, 9/15/20	275,000	280,421
Mercy Health
Series 2018 4.302%, 7/1/28	125,000	137,217
Providence St Joseph Health Obligated Group
Series H 2.746%, 10/1/26	400,000	397,538
Quest Diagnostics, Inc. 4.700%, 4/1/21	100,000	103,707
3.500%, 3/30/25	400,000	412,204
3.450%, 6/1/26	775,000	794,002
SSM Health Care Corp.
Series 2018 3.688%, 6/1/23	750,000	778,275
Toledo Hospital (The)
Series B 5.325%, 11/15/28	300,000	326,958
UnitedHealth Group, Inc. 2.700%, 7/15/20	1,875,000	1,882,998
1.950%, 10/15/20	500,000	497,891
4.700%, 2/15/21	850,000	882,930
2.125%, 3/15/21	500,000	498,607
3.150%, 6/15/21	750,000	762,751
2.875%, 3/15/22	500,000	508,156
3.350%, 7/15/22	1,000,000	1,031,777
2.375%, 10/15/22	750,000	751,975
2.750%, 2/15/23	1,000,000	1,014,563
2.875%, 3/15/23	600,000	611,289
3.500%, 6/15/23	650,000	677,376
3.500%, 2/15/24	200,000	209,434
3.750%, 7/15/25	1,000,000	1,067,069
3.700%, 12/15/25	200,000	213,378
3.100%, 3/15/26	500,000	515,782
3.450%, 1/15/27	750,000	789,109
2.950%, 10/15/27	1,000,000	1,013,346
3.850%, 6/15/28	1,000,000	1,079,955
3.875%, 12/15/28	250,000	271,224

		92,310,419

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc. 5.000%, 7/15/20	600,000	613,730
3.875%, 7/15/23	1,094,000	1,144,948
Life Technologies Corp. 5.000%, 1/15/21	125,000	128,947
Thermo Fisher Scientific, Inc. 4.500%, 3/1/21	1,000,000	1,035,170
3.600%, 8/15/21	265,000	271,950
3.300%, 2/15/22	875,000	897,353
3.150%, 1/15/23	1,000,000	1,026,679
3.000%, 4/15/23	355,000	363,494
4.150%, 2/1/24	1,000,000	1,075,062
3.650%, 12/15/25	500,000	524,361
2.950%, 9/19/26	245,000	246,161
3.200%, 8/15/27	1,000,000	1,021,751

		8,349,606

Pharmaceuticals (1.1%)
Allergan Finance LLC 3.250%, 10/1/22	1,300,000	1,315,542
Allergan Funding SCS 3.450%, 3/15/22	2,440,000	2,485,446
3.850%, 6/15/24	1,250,000	1,299,472
3.800%, 3/15/25	1,125,000	1,166,076
Allergan, Inc. 3.375%, 9/15/20	1,000,000	1,009,059
2.800%, 3/15/23	400,000	399,306
AstraZeneca plc 2.375%, 11/16/20 (x)	1,500,000	1,499,506
2.375%, 6/12/22	1,000,000	1,005,240
3.500%, 8/17/23	350,000	364,617
3.375%, 11/16/25	1,500,000	1,563,900
3.125%, 6/12/27	1,150,000	1,176,941
Bristol-Myers Squibb Co. 2.550%, 5/14/21§	500,000	503,560
2.600%, 5/16/22§	875,000	885,711
2.000%, 8/1/22	656,000	652,091
2.900%, 7/26/24§	1,110,000	1,134,736
3.200%, 6/15/26§	600,000	622,696
3.250%, 2/27/27 (x)	750,000	785,199
Eli Lilly & Co. 2.350%, 5/15/22	250,000	251,763
2.750%, 6/1/25	1,500,000	1,533,120
3.100%, 5/15/27 (x)	622,000	650,534
3.375%, 3/15/29	635,000	676,526
GlaxoSmithKline Capital plc 3.125%, 5/14/21	355,000	360,822
2.850%, 5/8/22	2,000,000	2,020,810
2.875%, 6/1/22	1,250,000	1,272,216
3.000%, 6/1/24	875,000	901,207
GlaxoSmithKline Capital, Inc. 2.800%, 3/18/23	1,156,000	1,177,212
3.375%, 5/15/23	500,000	519,894
3.625%, 5/15/25	280,000	297,803
3.875%, 5/15/28	500,000	544,491
Johnson & Johnson 1.950%, 11/10/20	250,000	249,656

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
1.650%, 3/1/21	$750,000	$745,683
3.550%, 5/15/21	500,000	512,457
2.450%, 12/5/21	1,250,000	1,263,155
2.050%, 3/1/23	750,000	751,073
3.375%, 12/5/23	500,000	528,557
2.625%, 1/15/25	750,000	763,497
2.450%, 3/1/26	750,000	757,342
2.950%, 3/3/27	2,000,000	2,072,695
Merck & Co., Inc. 3.875%, 1/15/21	1,000,000	1,027,255
2.350%, 2/10/22	1,000,000	1,008,530
2.400%, 9/15/22	1,200,000	1,213,142
2.800%, 5/18/23	1,700,000	1,735,845
2.900%, 3/7/24	340,000	351,159
2.750%, 2/10/25	1,000,000	1,026,137
3.400%, 3/7/29	750,000	798,138
Mylan NV 3.750%, 12/15/20	750,000	754,350
3.150%, 6/15/21	1,750,000	1,748,610
3.950%, 6/15/26	1,750,000	1,685,190
Mylan, Inc. 4.550%, 4/15/28	500,000	487,186
Novartis Capital Corp. 2.400%, 5/17/22	750,000	755,996
2.400%, 9/21/22	1,200,000	1,210,724
3.400%, 5/6/24	1,000,000	1,053,406
3.000%, 11/20/25	1,500,000	1,539,977
3.100%, 5/17/27	1,000,000	1,047,336
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	700,000	693,627
Pfizer, Inc. 1.950%, 6/3/21	1,250,000	1,246,700
3.000%, 9/15/21	375,000	382,314
2.200%, 12/15/21	750,000	752,058
2.800%, 3/11/22	235,000	239,414
3.000%, 6/15/23	1,000,000	1,030,542
3.200%, 9/15/23	750,000	781,027
2.950%, 3/15/24	750,000	774,411
3.400%, 5/15/24	1,500,000	1,582,022
2.750%, 6/3/26	1,000,000	1,012,958
3.000%, 12/15/26	1,500,000	1,542,630
3.600%, 9/15/28	1,350,000	1,448,087
3.450%, 3/15/29	1,000,000	1,057,546
Sanofi 4.000%, 3/29/21	2,106,000	2,173,058
3.375%, 6/19/23	750,000	781,619
3.625%, 6/19/28	750,000	807,091
Shire Acquisitions Investments Ireland DAC
2.400%, 9/23/21	2,500,000	2,495,495
2.875%, 9/23/23	2,250,000	2,261,181
3.200%, 9/23/26	2,450,000	2,467,226
Takeda Pharmaceutical Co. Ltd. 3.800%, 11/26/20§	300,000	305,328
4.000%, 11/26/21§	515,000	532,476
4.400%, 11/26/23§	1,000,000	1,069,245
5.000%, 11/26/28§	1,000,000	1,137,120
Zoetis, Inc. 3.450%, 11/13/20	250,000	253,016
3.250%, 8/20/21	115,000	116,248
3.250%, 2/1/23	1,185,000	1,211,315
4.500%, 11/13/25	750,000	826,953
3.000%, 9/12/27	500,000	502,720
3.900%, 8/20/28	350,000	376,163

		83,022,182

Total Health Care		264,344,483

Industrials (2.1%)
Aerospace & Defense (0.6%)
Boeing Co. (The) 1.650%, 10/30/20 (x)	600,000	594,833
2.125%, 3/1/22 (x)	250,000	249,198
2.700%, 5/1/22	210,000	213,443
2.800%, 3/1/23	1,000,000	1,015,424
1.875%, 6/15/23	300,000	293,660
2.800%, 3/1/24	500,000	507,980
2.850%, 10/30/24	300,000	305,517
2.600%, 10/30/25	650,000	654,568
3.100%, 5/1/26	500,000	514,512
2.250%, 6/15/26	300,000	292,766
3.450%, 11/1/28	300,000	316,711
3.200%, 3/1/29	500,000	517,525
Embraer Netherlands Finance BV 5.050%, 6/15/25	1,750,000	1,887,813
Embraer Overseas Ltd. 5.696%, 9/16/23 (x)§	1,750,000	1,914,062
General Dynamics Corp. 3.000%, 5/11/21	625,000	635,017
3.875%, 7/15/21	562,000	578,792
2.250%, 11/15/22	1,094,000	1,096,797
3.375%, 5/15/23	625,000	652,347
1.875%, 8/15/23	650,000	642,211
2.375%, 11/15/24	500,000	500,645
3.500%, 5/15/25	750,000	796,635
2.125%, 8/15/26	750,000	729,619
3.750%, 5/15/28	805,000	877,777
Harris Corp. 3.832%, 4/27/25	200,000	210,803
4.400%, 6/15/28	750,000	819,466
Hexcel Corp. 4.700%, 8/15/25	150,000	161,124
3.950%, 2/15/27	350,000	361,824
L3 Technologies, Inc. 4.950%, 2/15/21	1,194,000	1,235,003
3.850%, 6/15/23	535,000	558,548
3.950%, 5/28/24	206,000	214,719
3.850%, 12/15/26	245,000	256,501
4.400%, 6/15/28	1,000,000	1,090,994
Lockheed Martin Corp. 2.500%, 11/23/20	1,000,000	1,004,118
3.350%, 9/15/21	500,000	512,088
3.100%, 1/15/23	500,000	511,371
2.900%, 3/1/25	250,000	256,859
3.550%, 1/15/26	1,250,000	1,327,660
Northrop Grumman Corp. 2.080%, 10/15/20	810,000	808,615
3.500%, 3/15/21	31,000	31,568
2.550%, 10/15/22	1,250,000	1,250,724
3.250%, 8/1/23	2,100,000	2,167,903
2.930%, 1/15/25	1,000,000	1,016,466
3.250%, 1/15/28	1,500,000	1,545,261
Precision Castparts Corp. 2.500%, 1/15/23	562,000	565,813
3.250%, 6/15/25	750,000	783,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Raytheon Co. 3.125%, 10/15/20	$1,156,000	$1,168,538
2.500%, 12/15/22	500,000	503,408
Rockwell Collins, Inc. 2.800%, 3/15/22	1,000,000	1,010,461
3.200%, 3/15/24	1,000,000	1,026,401
3.500%, 3/15/27	715,000	744,317
Spirit AeroSystems, Inc. 3.950%, 6/15/23	500,000	515,897
3.850%, 6/15/26	375,000	376,775
4.600%, 6/15/28	500,000	525,775
Textron, Inc. 3.875%, 3/1/25	285,000	296,699
4.000%, 3/15/26	175,000	182,594
3.650%, 3/15/27	250,000	256,598
United Technologies Corp. 3.350%, 8/16/21	305,000	311,680
1.950%, 11/1/21	750,000	743,637
2.300%, 5/4/22	750,000	750,176
3.100%, 6/1/22	1,844,000	1,885,471
3.650%, 8/16/23	560,000	586,395
2.800%, 5/4/24	500,000	506,353
3.950%, 8/16/25	375,000	403,892
2.650%, 11/1/26	415,000	416,874
3.125%, 5/4/27	1,250,000	1,278,036

		45,968,763

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc. 4.200%, 4/15/28	500,000	535,964
FedEx Corp. 3.400%, 1/14/22	350,000	359,064
2.625%, 8/1/22	276,000	277,413
4.000%, 1/15/24	450,000	479,894
3.200%, 2/1/25	750,000	774,054
3.250%, 4/1/26	500,000	516,480
3.300%, 3/15/27	500,000	513,388
3.400%, 2/15/28	500,000	514,198
4.200%, 10/17/28 (x)	500,000	544,861
United Parcel Service, Inc. 3.125%, 1/15/21	1,675,000	1,697,774
2.050%, 4/1/21	500,000	498,760
2.350%, 5/16/22	600,000	603,600
2.450%, 10/1/22	1,000,000	1,010,489
2.500%, 4/1/23	750,000	760,958
2.800%, 11/15/24	500,000	508,991
3.050%, 11/15/27	750,000	771,668
3.400%, 3/15/29	310,000	327,451

		10,695,007

Airlines (0.0%)
Delta Air Lines, Inc. 2.600%, 12/4/20	525,000	523,268
3.400%, 4/19/21	225,000	228,690
3.625%, 3/15/22	700,000	709,226
3.800%, 4/19/23	495,000	507,424
4.375%, 4/19/28	500,000	508,647
Southwest Airlines Co. 2.650%, 11/5/20	250,000	250,425
2.750%, 11/16/22	250,000	249,750
3.000%, 11/15/26	250,000	249,350
3.450%, 11/16/27	250,000	256,050

		3,482,830

Building Products (0.1%)
Fortune Brands Home & Security, Inc.
4.000%, 9/21/23	500,000	525,354
4.000%, 6/15/25	350,000	366,630
Johnson Controls International plc 3.625%, 7/2/24 (e)	200,000	207,564
Lennox International, Inc. 3.000%, 11/15/23	175,000	175,502
Masco Corp. 3.500%, 4/1/21	1,065,000	1,080,159
4.375%, 4/1/26	810,000	838,708
Owens Corning 4.200%, 12/15/22	1,000,000	1,040,558
4.200%, 12/1/24	300,000	312,045
3.400%, 8/15/26	285,000	279,549

		4,826,069

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2 2.900%, 4/1/22	600,000	610,211
3.700%, 4/1/27	600,000	638,219
RELX Capital, Inc. 3.500%, 3/16/23	925,000	954,567
4.000%, 3/18/29	750,000	793,180
Republic Services, Inc. 5.250%, 11/15/21	406,000	432,651
3.550%, 6/1/22	1,000,000	1,032,425
4.750%, 5/15/23	1,000,000	1,082,120
3.375%, 11/15/27	275,000	284,396
3.950%, 5/15/28	750,000	810,465
Steelcase, Inc. 5.125%, 1/18/29	350,000	382,382
Waste Connections, Inc. 3.500%, 5/1/29	750,000	778,984
Waste Management, Inc. 4.600%, 3/1/21	500,000	516,379
2.900%, 9/15/22	500,000	510,380
3.500%, 5/15/24	500,000	523,467
2.950%, 6/15/24	140,000	143,601
3.125%, 3/1/25	1,000,000	1,034,185
3.200%, 6/15/26	500,000	519,789
3.150%, 11/15/27	750,000	772,142
3.450%, 6/15/29	375,000	395,190

		12,214,733

Construction & Engineering (0.0%)
Fluor Corp. 3.500%, 12/15/24	900,000	922,723
4.250%, 9/15/28	500,000	515,663

		1,438,386

Electrical Equipment (0.1%)
ABB Finance USA, Inc. 2.875%, 5/8/22	1,306,000	1,326,908
3.375%, 4/3/23	500,000	516,251
3.800%, 4/3/28	500,000	536,030
Eaton Corp. 2.750%, 11/2/22	1,531,000	1,550,195
3.103%, 9/15/27	500,000	507,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Emerson Electric Co. 2.625%, 12/1/21	$450,000	$454,601
2.625%, 2/15/23	256,000	261,925
3.150%, 6/1/25	350,000	364,407
Hubbell, Inc. 3.350%, 3/1/26	750,000	749,499
3.150%, 8/15/27	150,000	147,711
3.500%, 2/15/28	500,000	505,220
Rockwell Automation, Inc. 2.875%, 3/1/25	500,000	511,066
3.500%, 3/1/29	300,000	318,359

		7,749,707

Industrial Conglomerates (0.2%)
3M Co. 2.000%, 8/7/20	500,000	499,629
3.000%, 9/14/21	235,000	239,525
1.625%, 9/19/21	500,000	494,864
2.750%, 3/1/22	235,000	239,055
2.000%, 6/26/22	1,000,000	997,752
2.250%, 3/15/23	355,000	355,367
3.250%, 2/14/24	850,000	887,643
3.000%, 8/7/25	750,000	771,240
2.250%, 9/19/26	500,000	487,351
2.875%, 10/15/27	500,000	507,253
3.625%, 9/14/28	500,000	537,754
Carlisle Cos., Inc. 3.500%, 12/1/24	530,000	543,970
General Electric Co. 2.700%, 10/9/22	3,375,000	3,369,188
Honeywell International, Inc. 4.250%, 3/1/21	500,000	516,967
1.850%, 11/1/21	1,000,000	992,160
2.500%, 11/1/26	1,000,000	993,098
Ingersoll-Rand Global Holding Co. Ltd.
2.900%, 2/21/21	1,000,000	1,007,575
Ingersoll-Rand Luxembourg Finance SA
3.500%, 3/21/26	500,000	515,890
3.800%, 3/21/29	500,000	524,288
Pentair Finance Sarl 4.500%, 7/1/29	250,000	253,407
Roper Technologies, Inc. 3.000%, 12/15/20	250,000	252,474
2.800%, 12/15/21	250,000	251,729
3.125%, 11/15/22	625,000	636,942
3.650%, 9/15/23	1,000,000	1,041,742
3.850%, 12/15/25	125,000	131,122
3.800%, 12/15/26	285,000	295,708

		17,343,693

Machinery (0.3%)
Caterpillar, Inc. 3.900%, 5/27/21	1,000,000	1,028,230
2.600%, 6/26/22	844,000	855,139
3.400%, 5/15/24	715,000	750,382
CNH Industrial Capital LLC 4.375%, 11/6/20	470,000	479,417
4.875%, 4/1/21	385,000	397,495
3.875%, 10/15/21	310,000	316,470
4.375%, 4/5/22	385,000	398,476
4.200%, 1/15/24	700,000	729,962
CNH Industrial NV 3.850%, 11/15/27	655,000	650,205
Crane Co. 4.450%, 12/15/23	400,000	427,982
Cummins, Inc. 3.650%, 10/1/23	500,000	528,419
Deere & Co. 2.600%, 6/8/22	312,000	315,516
Dover Corp. 4.300%, 3/1/21	656,000	676,596
3.150%, 11/15/25	250,000	253,801
Flowserve Corp. 4.000%, 11/15/23	700,000	714,642
Fortive Corp. 2.350%, 6/15/21	500,000	498,552
3.150%, 6/15/26	1,500,000	1,498,412
IDEX Corp. 4.200%, 12/15/21	300,000	310,586
Illinois Tool Works, Inc. 3.375%, 9/15/21	300,000	308,241
3.500%, 3/1/24	1,000,000	1,053,665
2.650%, 11/15/26	950,000	956,625
Kennametal, Inc. 3.875%, 2/15/22	560,000	576,794
4.625%, 6/15/28	250,000	259,905
nVent Finance Sarl 3.950%, 4/15/23	500,000	506,847
Oshkosh Corp. 4.600%, 5/15/28	250,000	263,097
Parker-Hannifin Corp. 2.700%, 6/14/24	165,000	167,227
3.300%, 11/21/24	600,000	623,780
3.250%, 6/14/29	270,000	279,873
Stanley Black & Decker, Inc. 2.900%, 11/1/22	994,000	1,010,482
3.400%, 3/1/26	355,000	370,933
4.250%, 11/15/28	350,000	391,531
Wabtec Corp. 4.400%, 3/15/24 (e)	750,000	791,212
3.450%, 11/15/26	500,000	488,408
4.950%, 9/15/28 (e)	750,000	798,568
Xylem, Inc. 3.250%, 11/1/26	570,000	573,626

		20,251,096

Professional Services (0.1%)
Equifax, Inc. 2.300%, 6/1/21	300,000	298,016
3.600%, 8/15/21	180,000	183,753
3.300%, 12/15/22	461,000	471,126
3.950%, 6/15/23	100,000	104,206
IHS Markit Ltd. 4.125%, 8/1/23	350,000	365,855
3.625%, 5/1/24	335,000	344,012
4.250%, 5/1/29	330,000	345,177
Thomson Reuters Corp. 4.300%, 11/23/23	500,000	529,496
3.350%, 5/15/26	570,000	571,994
Verisk Analytics, Inc. 5.800%, 5/1/21	600,000	636,024

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 6/15/25	$400,000	$427,736
4.125%, 3/15/29	250,000	267,532

		4,544,927

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.050%, 3/15/22	2,156,000	2,200,888
3.850%, 9/1/23	750,000	796,469
3.750%, 4/1/24	250,000	266,439
3.400%, 9/1/24	500,000	525,981
3.000%, 4/1/25	750,000	772,924
3.650%, 9/1/25	500,000	533,766
3.250%, 6/15/27 (x)	400,000	420,151
Canadian National Railway Co. 2.950%, 11/21/24	250,000	256,771
Canadian Pacific Railway Co. 2.900%, 2/1/25	1,000,000	1,026,332
CSX Corp. 3.700%, 10/30/20	200,000	203,179
4.250%, 6/1/21	500,000	516,389
3.700%, 11/1/23	1,000,000	1,053,644
3.350%, 11/1/25	500,000	522,252
2.600%, 11/1/26	750,000	741,900
3.250%, 6/1/27	550,000	567,953
JB Hunt Transport Services, Inc. 3.300%, 8/15/22	300,000	306,602
3.875%, 3/1/26	500,000	523,409
Kansas City Southern 3.000%, 5/15/23	121,000	122,747
Norfolk Southern Corp. 2.903%, 2/15/23	1,150,000	1,168,760
3.650%, 8/1/25	1,000,000	1,056,513
2.900%, 6/15/26	500,000	507,025
3.150%, 6/1/27	365,000	372,633
3.800%, 8/1/28	850,000	916,341
Ryder System, Inc. 2.875%, 9/1/20	250,000	251,181
3.500%, 6/1/21	160,000	163,315
2.250%, 9/1/21	150,000	149,355
3.450%, 11/15/21	250,000	255,933
2.800%, 3/1/22	150,000	151,432
2.875%, 6/1/22	135,000	136,601
2.500%, 9/1/22	190,000	190,054
3.400%, 3/1/23	650,000	667,839
3.750%, 6/9/23	500,000	520,854
3.875%, 12/1/23	250,000	263,438
3.650%, 3/18/24	350,000	367,023
Union Pacific Corp. 4.000%, 2/1/21	170,000	174,054
3.200%, 6/8/21	500,000	508,831
2.950%, 3/1/22	270,000	275,140
2.950%, 1/15/23	500,000	510,670
2.750%, 4/15/23	1,000,000	1,013,880
3.500%, 6/8/23	750,000	780,883
3.646%, 2/15/24	500,000	526,093
3.150%, 3/1/24	200,000	206,166
3.750%, 7/15/25	625,000	666,537
3.250%, 8/15/25	250,000	259,567
2.750%, 3/1/26	250,000	251,815
3.000%, 4/15/27 (x)	1,000,000	1,019,373
3.700%, 3/1/29	530,000	569,092

		25,258,194

Trading Companies & Distributors (0.1%)
Air Lease Corp. 2.500%, 3/1/21	305,000	304,829
3.875%, 4/1/21	125,000	127,777
3.500%, 1/15/22	290,000	296,131
2.625%, 7/1/22	750,000	747,621
2.750%, 1/15/23	400,000	399,600
3.875%, 7/3/23	500,000	519,100
4.250%, 9/15/24	1,000,000	1,055,836
3.250%, 3/1/25	3,000,000	3,007,011
3.750%, 6/1/26	375,000	384,538
Aircastle Ltd. 5.125%, 3/15/21	465,000	481,947
5.500%, 2/15/22	470,000	498,263
5.000%, 4/1/23	465,000	490,963
4.400%, 9/25/23	500,000	519,345
4.125%, 5/1/24	465,000	478,650
4.250%, 6/15/26	235,000	237,673
BOC Aviation Ltd. 3.000%, 5/23/22 (m)	500,000	501,110
GATX Corp. 4.850%, 6/1/21	100,000	103,879
4.350%, 2/15/24	1,000,000	1,067,399
3.250%, 3/30/25	400,000	399,853

		11,621,525

Total Industrials		165,394,930

Information Technology (2.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc. 2.200%, 2/28/21	1,250,000	1,250,926
2.900%, 3/4/21	570,000	576,967
1.850%, 9/20/21	1,650,000	1,637,967
3.000%, 6/15/22	450,000	462,326
2.600%, 2/28/23	500,000	508,580
2.200%, 9/20/23	750,000	752,242
3.625%, 3/4/24	1,000,000	1,066,859
3.500%, 6/15/25	425,000	454,944
2.950%, 2/28/26	750,000	776,689
2.500%, 9/20/26 (x)	1,150,000	1,153,888
Juniper Networks, Inc. 4.600%, 3/15/21	62,000	64,125
4.500%, 3/15/24	175,000	186,475
4.350%, 6/15/25	350,000	370,293
Motorola Solutions, Inc. 3.750%, 5/15/22	53,000	54,445
3.500%, 3/1/23	1,000,000	1,017,876
4.600%, 2/23/28	550,000	573,331
4.600%, 5/23/29	350,000	367,240

		11,275,173

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc. 3.200%, 10/1/24	500,000	500,968
3.550%, 10/1/27	500,000	491,141
Amphenol Corp. 3.125%, 9/15/21	1,000,000	1,014,296
3.200%, 4/1/24	250,000	256,157

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Arrow Electronics, Inc. 3.500%, 4/1/22	$1,500,000	$1,524,970
3.250%, 9/8/24	300,000	297,636
Avnet, Inc. 3.750%, 12/1/21	125,000	127,698
4.625%, 4/15/26	500,000	525,130
Corning, Inc. 4.250%, 8/15/20	274,000	279,596
2.900%, 5/15/22	650,000	660,532
Flex Ltd. 4.750%, 6/15/25	800,000	822,600
4.875%, 6/15/29	350,000	356,503
FLIR Systems, Inc. 3.125%, 6/15/21	250,000	251,802
Jabil, Inc. 4.700%, 9/15/22	1,000,000	1,044,625
3.950%, 1/12/28	270,000	263,655
Keysight Technologies, Inc. 4.550%, 10/30/24	600,000	639,769
4.600%, 4/6/27	465,000	496,821
Tech Data Corp. 3.700%, 2/15/22	500,000	508,857
4.950%, 2/15/27	500,000	520,846
Trimble, Inc. 4.150%, 6/15/23	350,000	362,526
4.750%, 12/1/24	350,000	373,372
4.900%, 6/15/28	450,000	480,157
Tyco Electronics Group SA 3.450%, 8/1/24	335,000	346,381
3.700%, 2/15/26	250,000	258,948
3.125%, 8/15/27	365,000	365,869

		12,770,855

IT Services (0.6%)
Automatic Data Processing, Inc. 2.250%, 9/15/20	1,000,000	1,000,449
3.375%, 9/15/25	500,000	528,094
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	406,912
3.400%, 6/27/26	350,000	355,410
DXC Technology Co. 4.250%, 4/15/24	500,000	522,354
Fidelity National Information Services, Inc.
3.625%, 10/15/20	335,000	339,782
2.250%, 8/15/21	795,000	792,793
4.500%, 10/15/22	198,000	210,904
3.500%, 4/15/23	264,000	274,326
3.875%, 6/5/24	271,000	286,950
5.000%, 10/15/25	278,000	313,386
3.000%, 8/15/26	1,250,000	1,264,182
4.250%, 5/15/28	1,050,000	1,140,636
3.750%, 5/21/29	100,000	106,024
Fiserv, Inc. 4.750%, 6/15/21	94,000	98,205
3.500%, 10/1/22	500,000	517,073
3.800%, 10/1/23	375,000	394,923
2.750%, 7/1/24	1,350,000	1,362,082
3.850%, 6/1/25	1,500,000	1,588,798
3.200%, 7/1/26	250,000	255,724
4.200%, 10/1/28	465,000	500,355
3.500%, 7/1/29	890,000	915,201
Genpact Luxembourg Sarl 3.700%, 4/1/22 (e)	250,000	252,656
IBM Credit LLC 3.450%, 11/30/20	500,000	508,082
1.800%, 1/20/21	400,000	397,254
2.650%, 2/5/21	750,000	754,388
3.600%, 11/30/21	500,000	516,171
2.200%, 9/8/22	400,000	399,250
3.000%, 2/6/23	750,000	766,465
International Business Machines Corp.
2.250%, 2/19/21	500,000	499,981
2.800%, 5/13/21	670,000	677,945
2.850%, 5/13/22	1,750,000	1,779,686
2.875%, 11/9/22	1,000,000	1,018,453
3.375%, 8/1/23	1,000,000	1,038,181
3.625%, 2/12/24	1,000,000	1,053,424
3.000%, 5/15/24	2,750,000	2,824,998
3.450%, 2/19/26	1,000,000	1,050,806
3.300%, 5/15/26	1,500,000	1,553,723
3.300%, 1/27/27 (x)	1,095,000	1,131,087
3.500%, 5/15/29	2,965,000	3,098,694
Mastercard, Inc. 2.000%, 11/21/21	500,000	498,956
3.375%, 4/1/24	1,000,000	1,054,562
2.950%, 11/21/26	1,150,000	1,191,327
3.500%, 2/26/28	140,000	150,778
2.950%, 6/1/29	700,000	721,792
Total System Services, Inc. 3.800%, 4/1/21	250,000	254,595
3.750%, 6/1/23	450,000	464,776
4.000%, 6/1/23	500,000	521,016
4.800%, 4/1/26	1,000,000	1,092,878
4.450%, 6/1/28	500,000	536,180
Visa, Inc. 2.200%, 12/14/20	2,500,000	2,502,987
2.150%, 9/15/22 (x)	1,195,000	1,199,983
2.800%, 12/14/22	1,750,000	1,792,560
3.150%, 12/14/25	3,450,000	3,620,837
2.750%, 9/15/27	300,000	305,416
Western Union Co. (The) 3.600%, 3/15/22	300,000	307,325
4.250%, 6/9/23	250,000	263,263

		48,975,038

Semiconductors & Semiconductor Equipment (0.6%)
Altera Corp. 4.100%, 11/15/23	600,000	646,478
Analog Devices, Inc. 2.950%, 1/12/21	750,000	757,141
2.500%, 12/5/21	300,000	301,070
2.875%, 6/1/23	250,000	253,117
3.125%, 12/5/23	500,000	510,905
3.900%, 12/15/25	450,000	475,254
3.500%, 12/5/26	500,000	510,917
Applied Materials, Inc. 2.625%, 10/1/20	430,000	432,041
4.300%, 6/15/21	625,000	650,905
Broadcom Corp. 2.200%, 1/15/21	750,000	744,208
2.650%, 1/15/23	750,000	738,349
3.625%, 1/15/24	2,500,000	2,521,093
3.125%, 1/15/25	715,000	696,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Broadcom, Inc. 3.125%, 4/15/21§	$875,000	$879,753
3.125%, 10/15/22§	250,000	250,796
3.625%, 10/15/24§	1,000,000	1,005,128
4.250%, 4/15/26§	2,025,000	2,050,186
4.750%, 4/15/29§	2,500,000	2,561,343
Intel Corp. 2.450%, 7/29/20	1,525,000	1,529,159
1.700%, 5/19/21	250,000	248,319
3.300%, 10/1/21	1,257,000	1,291,088
2.350%, 5/11/22	800,000	805,427
3.100%, 7/29/22	600,000	617,652
2.700%, 12/15/22	875,000	891,099
3.700%, 7/29/25	1,795,000	1,925,409
2.600%, 5/19/26 (x)	500,000	502,737
3.150%, 5/11/27 (x)	2,000,000	2,074,120
KLA-Tencor Corp. 4.125%, 11/1/21	571,000	592,717
4.100%, 3/15/29	625,000	656,508
Lam Research Corp. 2.800%, 6/15/21	750,000	755,729
3.800%, 3/15/25	350,000	369,945
3.750%, 3/15/26	750,000	787,974
4.000%, 3/15/29	530,000	565,144
Marvell Technology Group Ltd. 4.200%, 6/22/23	350,000	363,233
4.875%, 6/22/28	350,000	370,142
Maxim Integrated Products, Inc. 3.375%, 3/15/23	400,000	407,615
3.450%, 6/15/27	500,000	501,318
Micron Technology, Inc. 4.640%, 2/6/24	105,000	109,254
5.500%, 2/1/25	400,000	412,187
4.975%, 2/6/26	350,000	367,883
5.327%, 2/6/29 (x)	350,000	370,383
NVIDIA Corp. 2.200%, 9/16/21	395,000	393,460
3.200%, 9/16/26	850,000	865,463
NXP BV 4.875%, 3/1/24§	500,000	535,000
5.350%, 3/1/26§	500,000	552,051
3.875%, 6/18/26§	500,000	513,875
5.550%, 12/1/28§	335,000	375,153
4.300%, 6/18/29§	750,000	773,160
QUALCOMM, Inc. 3.000%, 5/20/22	2,500,000	2,543,481
2.600%, 1/30/23	1,850,000	1,857,023
2.900%, 5/20/24	1,000,000	1,014,985
3.250%, 5/20/27	1,500,000	1,526,533
Texas Instruments, Inc. 2.750%, 3/12/21	375,000	378,721
1.850%, 5/15/22	500,000	496,766
2.250%, 5/1/23	750,000	750,956
2.625%, 5/15/24	216,000	219,377
2.900%, 11/3/27	355,000	364,253
Xilinx, Inc. 3.000%, 3/15/21	500,000	504,417
2.950%, 6/1/24	650,000	659,100

		46,823,654

Software (0.6%)
Autodesk, Inc. 4.375%, 6/15/25	600,000	638,593
3.500%, 6/15/27	1,000,000	1,010,446
CA, Inc. 3.600%, 8/1/20	300,000	302,014
3.600%, 8/15/22	200,000	202,634
4.700%, 3/15/27	250,000	254,365
Cadence Design Systems, Inc. 4.375%, 10/15/24	175,000	187,037
Microsoft Corp. 3.000%, 10/1/20	594,000	600,746
2.000%, 11/3/20	2,250,000	2,248,323
4.000%, 2/8/21 (x)	1,000,000	1,032,078
2.400%, 2/6/22	1,000,000	1,009,685
2.375%, 2/12/22	1,000,000	1,010,867
2.650%, 11/3/22	1,000,000	1,021,302
2.125%, 11/15/22	500,000	502,178
2.375%, 5/1/23	1,250,000	1,266,088
2.000%, 8/8/23	1,350,000	1,347,926
3.625%, 12/15/23	2,000,000	2,133,419
2.875%, 2/6/24	335,000	346,933
2.700%, 2/12/25	1,500,000	1,544,108
3.125%, 11/3/25	2,600,000	2,732,059
2.400%, 8/8/26	3,260,000	3,273,474
3.300%, 2/6/27	1,000,000	1,061,818
Oracle Corp. 2.800%, 7/8/21	585,000	592,851
1.900%, 9/15/21	2,755,000	2,741,882
2.500%, 5/15/22	2,000,000	2,020,189
2.500%, 10/15/22	1,875,000	1,895,050
2.625%, 2/15/23	805,000	816,850
3.625%, 7/15/23	1,000,000	1,053,339
2.400%, 9/15/23	1,000,000	1,005,923
3.400%, 7/8/24	2,000,000	2,101,924
2.950%, 11/15/24	750,000	772,208
2.950%, 5/15/25	3,000,000	3,087,284
2.650%, 7/15/26	2,805,000	2,813,000
3.250%, 11/15/27	1,000,000	1,044,591
salesforce.com, Inc. 3.250%, 4/11/23	375,000	388,918
3.700%, 4/11/28	375,000	404,062
VMware, Inc. 2.300%, 8/21/20	460,000	458,656
2.950%, 8/21/22	515,000	519,042
3.900%, 8/21/27	2,050,000	2,058,907

		47,500,769

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc. 2.000%, 11/13/20	1,000,000	998,901
2.250%, 2/23/21	2,250,000	2,257,298
2.850%, 5/6/21	935,000	948,539
1.550%, 8/4/21	1,400,000	1,386,389
2.150%, 2/9/22	1,000,000	1,002,955
2.500%, 2/9/22	750,000	758,960
2.300%, 5/11/22	1,000,000	1,007,067
2.700%, 5/13/22	1,000,000	1,018,125
2.100%, 9/12/22	750,000	750,563
2.400%, 1/13/23	1,000,000	1,009,925
2.850%, 2/23/23	1,250,000	1,280,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.400%, 5/3/23	$4,707,000	$4,750,886
3.000%, 2/9/24	495,000	510,875
3.450%, 5/6/24	1,500,000	1,584,243
2.850%, 5/11/24	750,000	771,524
2.750%, 1/13/25	750,000	765,586
2.500%, 2/9/25	1,000,000	1,009,378
3.250%, 2/23/26	2,255,000	2,353,095
2.450%, 8/4/26	1,675,000	1,669,001
3.350%, 2/9/27	1,500,000	1,579,799
3.200%, 5/11/27	923,000	962,468
3.000%, 6/20/27	2,060,000	2,118,211
3.000%, 11/13/27	2,250,000	2,313,469
Dell International LLC 4.420%, 6/15/21§	3,750,000	3,865,208
5.450%, 6/15/23§	3,075,000	3,320,756
4.000%, 7/15/24§	500,000	511,929
6.020%, 6/15/26§	1,905,000	2,097,040
4.900%, 10/1/26§	1,300,000	1,356,361
Hewlett Packard Enterprise Co. 3.600%, 10/15/20 (e)	1,350,000	1,367,783
3.500%, 10/5/21	375,000	383,687
4.400%, 10/15/22 (e)	1,500,000	1,585,233
4.900%, 10/15/25 (e)	3,000,000	3,281,300
HP, Inc. 3.750%, 12/1/20	41,000	41,694
4.050%, 9/15/22	1,000,000	1,045,165
NetApp, Inc. 3.375%, 6/15/21	550,000	556,948
3.300%, 9/29/24	500,000	506,426
Seagate HDD Cayman 4.250%, 3/1/22	350,000	355,017
4.875%, 3/1/24	300,000	307,892

		53,389,713

Total Information Technology		220,735,202

Materials (0.9%)
Chemicals (0.5%)
Air Products & Chemicals, Inc. 2.750%, 2/3/23	1,000,000	1,013,434
3.350%, 7/31/24	750,000	781,707
Airgas, Inc. 3.650%, 7/15/24	450,000	474,146
Albemarle Corp. 4.150%, 12/1/24	250,000	264,521
Braskem Finance Ltd. 6.450%, 2/3/24	1,250,000	1,379,687
Cabot Corp. 3.700%, 7/15/22	500,000	509,338
4.000%, 7/1/29	500,000	506,330
Celanese US Holdings LLC 5.875%, 6/15/21 (x)	370,000	392,246
4.625%, 11/15/22	450,000	477,258
3.500%, 5/8/24	300,000	308,000
Dow Chemical Co. (The) 4.125%, 11/15/21	100,000	103,357
3.000%, 11/15/22	1,000,000	1,013,247
3.150%, 5/15/24§	430,000	438,756
4.550%, 11/30/25§	250,000	272,762
3.625%, 5/15/26§	500,000	516,057
4.800%, 11/30/28§	500,000	559,274
DuPont de Nemours, Inc. 3.766%, 11/15/20	500,000	509,389
4.205%, 11/15/23	1,500,000	1,604,624
4.493%, 11/15/25	1,150,000	1,272,600
4.725%, 11/15/28	2,000,000	2,260,422
Eastman Chemical Co. 3.500%, 12/1/21	160,000	163,750
3.600%, 8/15/22	1,125,000	1,155,943
3.800%, 3/15/25	1,000,000	1,044,576
Ecolab, Inc. 4.350%, 12/8/21	1,106,000	1,159,717
3.250%, 1/14/23	500,000	514,060
2.700%, 11/1/26	215,000	215,882
FMC Corp. 4.100%, 2/1/24	1,500,000	1,566,238
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	150,000	151,544
4.450%, 9/26/28	385,000	419,921
LYB International Finance BV 4.000%, 7/15/23	1,100,000	1,157,835
LyondellBasell Industries NV 6.000%, 11/15/21	1,800,000	1,927,276
Methanex Corp. 4.250%, 12/1/24	650,000	663,248
Mosaic Co. (The) 3.250%, 11/15/22	500,000	509,393
4.250%, 11/15/23	1,000,000	1,058,406
4.050%, 11/15/27	750,000	771,329
NewMarket Corp. 4.100%, 12/15/22	167,000	173,383
Nutrien Ltd. 3.150%, 10/1/22	131,000	132,995
3.500%, 6/1/23	1,000,000	1,023,212
3.625%, 3/15/24	500,000	517,028
4.000%, 12/15/26	500,000	521,321
4.200%, 4/1/29	280,000	301,861
PPG Industries, Inc. 3.600%, 11/15/20	350,000	356,204
3.200%, 3/15/23	650,000	664,321
Praxair, Inc. 2.250%, 9/24/20	500,000	500,903
4.050%, 3/15/21	500,000	515,848
3.000%, 9/1/21	600,000	610,807
2.200%, 8/15/22	450,000	450,658
2.700%, 2/21/23	500,000	506,785
3.200%, 1/30/26	350,000	360,559
RPM International, Inc. 3.750%, 3/15/27	350,000	350,230
4.550%, 3/1/29	500,000	525,846
SASOL Financing USA LLC 5.875%, 3/27/24	765,000	825,483
6.500%, 9/27/28	450,000	504,422
Sherwin-Williams Co. (The) 4.200%, 1/15/22	200,000	207,990
2.750%, 6/1/22	1,250,000	1,261,570
3.125%, 6/1/24	575,000	585,927
3.950%, 1/15/26	500,000	524,262
3.450%, 6/1/27	750,000	768,424
Westlake Chemical Corp. 3.600%, 8/15/26	500,000	507,805

		39,834,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Construction Materials (0.0%)
Martin Marietta Materials, Inc. 4.250%, 7/2/24	$285,000	$302,238
3.450%, 6/1/27	321,000	319,938
3.500%, 12/15/27	500,000	499,569
Vulcan Materials Co. 4.500%, 4/1/25	1,250,000	1,334,027
3.900%, 4/1/27	130,000	133,215

		2,588,987

Containers & Packaging (0.1%)
Avery Dennison Corp. 4.875%, 12/6/28	300,000	332,241
Bemis Co., Inc. 3.100%, 9/15/26§	500,000	484,574
International Paper Co. 7.500%, 8/15/21	106,000	116,632
4.750%, 2/15/22	89,000	93,935
3.650%, 6/15/24	1,900,000	1,984,395
Packaging Corp. of America 2.450%, 12/15/20	285,000	284,989
3.900%, 6/15/22	500,000	519,498
4.500%, 11/1/23	200,000	214,378
3.650%, 9/15/24	1,000,000	1,037,957
3.400%, 12/15/27	360,000	361,957
WestRock RKT LLC 4.900%, 3/1/22	1,500,000	1,580,227
WRKCo, Inc. 3.000%, 9/15/24	500,000	503,132
3.750%, 3/15/25	500,000	519,266
4.650%, 3/15/26	550,000	595,615
4.000%, 3/15/28	500,000	518,531
3.900%, 6/1/28	175,000	179,633

		9,326,960

Metals & Mining (0.2%)
ArcelorMittal 5.250%, 8/5/20 (e)	740,000	758,500
5.500%, 3/1/21 (e)	600,000	623,250
6.250%, 2/25/22 (e)	550,000	595,375
6.125%, 6/1/25	405,000	458,156
4.550%, 3/11/26	500,000	526,250
BHP Billiton Finance USA Ltd. 2.875%, 2/24/22	682,000	694,116
Newmont Goldcorp Corp. 3.625%, 6/9/21§	330,000	336,023
3.500%, 3/15/22	1,156,000	1,186,659
3.700%, 3/15/23§	600,000	622,681
Nucor Corp. 3.950%, 5/1/28	1,350,000	1,454,631
Reliance Steel & Aluminum Co. 4.500%, 4/15/23	500,000	526,051
Rio Tinto Finance USA Ltd. 3.750%, 6/15/25	1,000,000	1,071,945
Southern Copper Corp. 3.500%, 11/8/22	244,000	248,499
3.875%, 4/23/25	300,000	310,312
Vale Overseas Ltd. 4.375%, 1/11/22	337,000	347,426
6.250%, 8/10/26	1,250,000	1,416,781
Yamana Gold, Inc. 4.950%, 7/15/24	250,000	264,012
4.625%, 12/15/27	400,000	408,222

		11,848,889

Paper & Forest Products (0.1%)
Domtar Corp. 4.400%, 4/1/22	2,000,000	2,076,398
Fibria Overseas Finance Ltd. 4.000%, 1/14/25 (x)	1,000,000	1,007,187
5.500%, 1/17/27	625,000	667,188
Suzano Austria GmbH 6.000%, 1/15/29§	1,000,000	1,092,500

		4,843,273

Total Materials		68,442,226

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)
3.900%, 6/15/23	1,000,000	1,052,095
4.000%, 1/15/24	805,000	851,718
3.450%, 4/30/25	750,000	771,022
3.800%, 4/15/26	250,000	261,709
American Campus Communities Operating Partnership LP (REIT)
3.350%, 10/1/20	600,000	606,020
3.750%, 4/15/23	500,000	517,625
3.300%, 7/15/26	300,000	301,284
3.625%, 11/15/27	200,000	203,516
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	518,560
American Tower Corp. (REIT) 3.300%, 2/15/21	1,750,000	1,773,922
3.450%, 9/15/21	1,000,000	1,020,460
2.250%, 1/15/22	1,250,000	1,244,160
4.700%, 3/15/22	500,000	527,524
3.500%, 1/31/23	1,150,000	1,184,882
3.000%, 6/15/23	500,000	507,518
5.000%, 2/15/24	1,000,000	1,099,126
3.375%, 5/15/24	500,000	514,287
2.950%, 1/15/25	750,000	755,364
3.950%, 3/15/29	500,000	521,976
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20	1,000,000	1,018,865
2.950%, 9/15/22	500,000	510,059
4.200%, 12/15/23	100,000	107,456
3.500%, 11/15/25	250,000	262,462
2.950%, 5/11/26	1,000,000	1,017,407
2.900%, 10/15/26	250,000	253,090
3.350%, 5/15/27	175,000	182,568
Boston Properties LP (REIT) 5.625%, 11/15/20	2,015,000	2,085,840
3.850%, 2/1/23	500,000	522,642
3.125%, 9/1/23	1,000,000	1,022,017
3.200%, 1/15/25	1,750,000	1,785,602
3.400%, 6/21/29	750,000	768,063
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	250,000	260,185
3.950%, 11/15/27	300,000	305,730

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Brixmor Operating Partnership LP (REIT)
3.875%, 8/15/22	$475,000	$488,550
3.250%, 9/15/23	750,000	758,248
3.650%, 6/15/24	300,000	305,321
3.850%, 2/1/25	355,000	363,613
4.125%, 6/15/26	275,000	285,665
3.900%, 3/15/27	250,000	253,957
4.125%, 5/15/29	125,000	129,860
Camden Property Trust (REIT) 2.950%, 12/15/22	1,150,000	1,170,440
4.100%, 10/15/28	215,000	234,132
Columbia Property Trust Operating Partnership LP (REIT)
4.150%, 4/1/25	250,000	256,390
3.650%, 8/15/26	250,000	246,376
Corporate Office Properties LP (REIT)
3.700%, 6/15/21	750,000	758,376
3.600%, 5/15/23	200,000	201,676
5.000%, 7/1/25	100,000	106,977
Crown Castle International Corp. (REIT)
3.400%, 2/15/21	555,000	562,573
2.250%, 9/1/21	1,000,000	995,481
5.250%, 1/15/23	1,000,000	1,086,179
3.150%, 7/15/23	1,970,000	2,003,713
3.200%, 9/1/24	500,000	508,957
4.450%, 2/15/26	2,165,000	2,340,140
3.700%, 6/15/26	165,000	170,654
3.650%, 9/1/27	750,000	766,828
CubeSmart LP (REIT) 4.375%, 12/15/23	485,000	513,839
3.125%, 9/1/26 (x)	250,000	246,803
4.375%, 2/15/29	150,000	159,495
Digital Realty Trust LP (REIT) 2.750%, 2/1/23	175,000	173,708
3.700%, 8/15/27	1,500,000	1,547,659
Duke Realty LP (REIT) 3.250%, 6/30/26	750,000	763,707
3.375%, 12/15/27	500,000	508,453
4.000%, 9/15/28	300,000	320,160
EPR Properties (REIT) 5.750%, 8/15/22	250,000	269,699
4.500%, 4/1/25	350,000	369,210
4.750%, 12/15/26	250,000	265,101
4.500%, 6/1/27	450,000	468,906
4.950%, 4/15/28	500,000	537,951
ERP Operating LP (REIT) 4.750%, 7/15/20	450,000	457,597
3.000%, 4/15/23	1,000,000	1,025,136
3.375%, 6/1/25	1,000,000	1,047,922
3.250%, 8/1/27	355,000	367,778
4.150%, 12/1/28	300,000	332,712
Essex Portfolio LP (REIT) 3.250%, 5/1/23	1,000,000	1,020,465
3.500%, 4/1/25	650,000	669,493
3.375%, 4/15/26	250,000	255,283
4.000%, 3/1/29	500,000	530,393
Federal Realty Investment Trust (REIT)
3.250%, 7/15/27	500,000	509,299
3.200%, 6/15/29	250,000	251,578
GLP Capital LP (REIT) 4.875%, 11/1/20	1,070,000	1,088,639
5.375%, 11/1/23	380,000	409,291
5.250%, 6/1/25	505,000	539,007
5.375%, 4/15/26	750,000	809,213
5.750%, 6/1/28	385,000	423,658
HCP, Inc. (REIT) 3.150%, 8/1/22	250,000	254,544
4.250%, 11/15/23	1,070,000	1,137,908
3.875%, 8/15/24	1,000,000	1,046,873
3.400%, 2/1/25	500,000	510,921
4.000%, 6/1/25	350,000	369,264
3.250%, 7/15/26	175,000	176,082
3.500%, 7/15/29	200,000	201,104
Healthcare Trust of America Holdings LP (REIT)
3.375%, 7/15/21	350,000	354,525
2.950%, 7/1/22	250,000	251,276
3.700%, 4/15/23	250,000	255,726
3.500%, 8/1/26	185,000	187,285
Hospitality Properties Trust (REIT)
4.250%, 2/15/21	350,000	355,146
4.500%, 6/15/23	1,000,000	1,037,402
5.250%, 2/15/26	350,000	356,869
4.950%, 2/15/27	540,000	544,625
Host Hotels & Resorts LP (REIT) 3.875%, 4/1/24	1,000,000	1,029,484
Series C 4.750%, 3/1/23	1,100,000	1,167,472
Series E 4.000%, 6/15/25	310,000	321,014
Kilroy Realty LP (REIT) 3.800%, 1/15/23	450,000	465,285
3.450%, 12/15/24	350,000	358,139
4.375%, 10/1/25	400,000	428,359
4.750%, 12/15/28	350,000	387,861
Kimco Realty Corp. (REIT) 3.400%, 11/1/22	500,000	513,375
3.125%, 6/1/23	1,000,000	1,016,847
2.700%, 3/1/24	250,000	249,364
3.300%, 2/1/25	610,000	620,363
Kite Realty Group LP (REIT) 4.000%, 10/1/26	250,000	241,852
Life Storage LP (REIT) 3.875%, 12/15/27	400,000	410,543
4.000%, 6/15/29	500,000	512,724
LifeStorage LP (REIT) 3.500%, 7/1/26	500,000	497,491
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	186,526
3.750%, 6/15/24	450,000	469,299
4.000%, 11/15/25	350,000	370,272
3.600%, 6/1/27	500,000	516,092
3.950%, 3/15/29	250,000	264,774
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22	250,000	259,892
3.300%, 4/15/23	700,000	715,918
3.900%, 6/15/24	500,000	523,946
4.000%, 11/15/25	200,000	211,822
3.600%, 12/15/26	250,000	257,611
4.300%, 10/15/28	665,000	719,673
Office Properties Income Trust (REIT)
4.250%, 5/15/24	1,100,000	1,098,424
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	1,075,000	1,121,304
4.500%, 1/15/25	450,000	468,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Physicians Realty LP (REIT) 4.300%, 3/15/27	$250,000	$258,070
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	520,431
Prologis LP (REIT) 4.250%, 8/15/23	100,000	107,329
3.750%, 11/1/25	445,000	475,978
Public Storage (REIT) 2.370%, 9/15/22	250,000	252,120
3.094%, 9/15/27	300,000	305,867
3.385%, 5/1/29	320,000	333,437
Realty Income Corp. (REIT) 3.250%, 10/15/22	844,000	867,573
4.650%, 8/1/23	1,000,000	1,085,719
3.875%, 4/15/25	750,000	798,535
4.125%, 10/15/26	725,000	782,844
3.250%, 6/15/29	350,000	356,393
Regency Centers LP (REIT) 3.600%, 2/1/27	360,000	370,985
4.125%, 3/15/28	500,000	534,230
Sabra Health Care LP (REIT) 5.500%, 2/1/21	500,000	506,875
4.800%, 6/1/24	250,000	256,875
Simon Property Group LP (REIT) 2.500%, 9/1/20	500,000	501,027
4.375%, 3/1/21	1,095,000	1,129,259
2.350%, 1/30/22	500,000	500,688
2.625%, 6/15/22	500,000	503,893
2.750%, 6/1/23	600,000	606,929
3.750%, 2/1/24	1,000,000	1,054,500
3.500%, 9/1/25	500,000	524,521
3.250%, 11/30/26	500,000	513,708
3.375%, 6/15/27 (x)	1,750,000	1,817,746
3.375%, 12/1/27	750,000	775,685
SITE Centers Corp. (REIT) 3.625%, 2/1/25	216,000	218,679
4.700%, 6/1/27	165,000	176,033
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22	300,000	303,534
SL Green Realty Corp. (REIT) 4.500%, 12/1/22	150,000	156,758
Spirit Realty LP (REIT) 4.000%, 7/15/29	225,000	226,816
STORE Capital Corp. (REIT) 4.500%, 3/15/28	275,000	288,894
4.625%, 3/15/29	250,000	266,346
Tanger Properties LP (REIT) 3.125%, 9/1/26	500,000	476,677
UDR, Inc. (REIT) 3.700%, 10/1/20	1,500,000	1,520,313
4.000%, 10/1/25	250,000	264,332
2.950%, 9/1/26	125,000	123,987
3.500%, 7/1/27	350,000	358,831
Series 0001 4.625%, 1/10/22	200,000	210,363
Ventas Realty LP (REIT) 4.250%, 3/1/22	662,000	690,731
3.100%, 1/15/23	500,000	508,619
3.125%, 6/15/23	600,000	609,985
3.500%, 4/15/24	750,000	776,686
3.750%, 5/1/24	50,000	52,359
2.650%, 1/15/25	1,000,000	993,464
3.250%, 10/15/26	800,000	801,527
VEREIT Operating Partnership LP (REIT)
4.125%, 6/1/21	320,000	328,121
4.600%, 2/6/24	400,000	425,788
4.625%, 11/1/25	500,000	533,971
4.875%, 6/1/26	485,000	526,108
3.950%, 8/15/27	320,000	329,273
Vornado Realty LP (REIT) 3.500%, 1/15/25	550,000	563,063
Washington REIT (REIT) 3.950%, 10/15/22	150,000	155,823
Weingarten Realty Investors (REIT)
3.375%, 10/15/22	600,000	610,158
Welltower, Inc. (REIT) 4.950%, 1/15/21	1,000,000	1,030,741
3.950%, 9/1/23	650,000	683,105
4.500%, 1/15/24	1,000,000	1,076,275
3.625%, 3/15/24	175,000	181,868
4.250%, 4/15/28	1,225,000	1,311,501
Weyerhaeuser Co. (REIT) 4.625%, 9/15/23	1,000,000	1,074,355
WP Carey, Inc. (REIT) 4.600%, 4/1/24	300,000	318,210
4.000%, 2/1/25	300,000	309,823
4.250%, 10/1/26	400,000	417,215
3.850%, 7/15/29	250,000	253,777

		111,549,997

Real Estate Management & Development (0.0%)
CBRE Services, Inc. 4.875%, 3/1/26	1,500,000	1,631,706
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	509,531

		2,141,237

Total Real Estate		113,691,234

Utilities (1.7%)
Electric Utilities (1.2%)
AEP Texas, Inc. 2.400%, 10/1/22	350,000	350,746
AEP Transmission Co. LLC 3.100%, 12/1/26	250,000	255,622
Alabama Power Co.
Series 17A 2.450%, 3/30/22	500,000	502,152
American Electric Power Co., Inc. 2.150%, 11/13/20	180,000	179,395
3.200%, 11/13/27	400,000	407,007
Series F 2.950%, 12/15/22	150,000	152,516
Series I 3.650%, 12/1/21	335,000	345,440
Series J 4.300%, 12/1/28	500,000	550,261
Appalachian Power Co. 3.400%, 6/1/25	350,000	363,734
Arizona Public Service Co. 3.150%, 5/15/25	200,000	206,179
2.950%, 9/15/27	350,000	353,772

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Atlantic City Electric Co. 4.000%, 10/15/28	$350,000	$382,483
Avangrid, Inc. 3.150%, 12/1/24	500,000	507,242
3.800%, 6/1/29	750,000	784,760
Baltimore Gas & Electric Co. 2.400%, 8/15/26	700,000	683,175
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	249,903
Series Z 2.400%, 9/1/26	250,000	245,553
Cleco Corporate Holdings LLC 3.743%, 5/1/26 (e)	750,000	759,061
Commonwealth Edison Co. 4.000%, 8/1/20	431,000	438,338
3.400%, 9/1/21	250,000	256,214
3.700%, 8/15/28	220,000	237,320
Series 122 2.950%, 8/15/27	500,000	508,645
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	156,000	156,381
Series A 3.200%, 3/15/27	250,000	257,596
Dominion Energy South Carolina, Inc.
4.250%, 8/15/28	165,000	183,969
DPL, Inc. 4.350%, 4/15/29§	700,000	709,871
DTE Electric Co. 3.650%, 3/15/24	245,000	258,101
Duke Energy Carolinas LLC 3.350%, 5/15/22	500,000	516,703
2.500%, 3/15/23	500,000	504,733
2.950%, 12/1/26	1,000,000	1,020,939
3.950%, 11/15/28	500,000	545,326
Duke Energy Corp. 1.800%, 9/1/21	750,000	740,211
2.400%, 8/15/22	300,000	299,798
3.050%, 8/15/22	1,100,000	1,119,843
3.750%, 4/15/24	350,000	370,563
3.150%, 8/15/27	750,000	759,735
3.400%, 6/15/29	310,000	316,523
Duke Energy Florida LLC 3.200%, 1/15/27	650,000	671,947
3.800%, 7/15/28	750,000	809,427
Duke Energy Indiana LLC 3.750%, 7/15/20	1,062,000	1,078,408
Duke Energy Ohio, Inc. 3.800%, 9/1/23	1,000,000	1,054,190
Duke Energy Progress LLC 3.375%, 9/1/23	435,000	453,652
3.700%, 9/1/28	1,000,000	1,071,294
3.450%, 3/15/29	350,000	368,540
Edison International 2.400%, 9/15/22 (x)	400,000	378,266
2.950%, 3/15/23	300,000	287,331
5.750%, 6/15/27	40,000	42,960
4.125%, 3/15/28	500,000	485,481
Emera US Finance LP 2.700%, 6/15/21	500,000	501,104
3.550%, 6/15/26	665,000	678,079
Enel Americas SA 4.000%, 10/25/26	165,000	169,254
Enel Chile SA 4.875%, 6/12/28	750,000	819,375
Entergy Arkansas LLC 3.750%, 2/15/21	1,000,000	1,019,493
3.700%, 6/1/24	1,000,000	1,058,120
3.500%, 4/1/26	300,000	310,465
Entergy Corp. 5.125%, 9/15/20	787,000	806,925
4.000%, 7/15/22	1,000,000	1,041,475
2.950%, 9/1/26	300,000	300,731
Entergy Louisiana LLC 2.400%, 10/1/26	500,000	486,578
Evergy, Inc. 4.850%, 6/1/21	62,000	64,207
Eversource Energy 2.500%, 3/15/21	500,000	501,461
Series H 3.150%, 1/15/25	150,000	154,301
Series K 2.750%, 3/15/22	1,000,000	1,012,210
Series L 2.900%, 10/1/24	500,000	507,080
Series M 3.300%, 1/15/28	500,000	508,887
Series N 3.800%, 12/1/23	210,000	221,437
Exelon Corp. 5.150%, 12/1/20	600,000	617,606
2.450%, 4/15/21	330,000	329,748
3.497%, 6/1/22 (e)	1,000,000	1,024,691
3.950%, 6/15/25	750,000	799,144
3.400%, 4/15/26	500,000	513,368
FirstEnergy Corp.
Series A 2.850%, 7/15/22	450,000	455,729
Series B 4.250%, 3/15/23	675,000	710,172
3.900%, 7/15/27	625,000	654,799
Florida Power & Light Co. 2.750%, 6/1/23	250,000	254,864
Fortis, Inc. 2.100%, 10/4/21	465,000	460,505
3.055%, 10/4/26	750,000	742,904
Georgia Power Co. 2.400%, 4/1/21	350,000	349,804
2.850%, 5/15/22	750,000	756,986
3.250%, 4/1/26	350,000	355,827
3.250%, 3/30/27	500,000	508,541
Series C 2.000%, 9/8/20	205,000	203,808
Gulf Power Co.
Series A 3.300%, 5/30/27	250,000	259,321
Hydro-Quebec
Series HY 8.400%, 1/15/22	125,000	144,285
Indiana Michigan Power Co. 3.850%, 5/15/28	1,250,000	1,351,640
Interstate Power & Light Co. 3.250%, 12/1/24	500,000	513,448
4.100%, 9/26/28	450,000	485,804
3.600%, 4/1/29	500,000	520,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
ITC Holdings Corp. 2.700%, 11/15/22	$400,000	$401,232
3.650%, 6/15/24	325,000	337,292
3.250%, 6/30/26	300,000	307,577
3.350%, 11/15/27	400,000	412,017
Kansas City Power & Light Co. 3.150%, 3/15/23	250,000	257,390
LG&E & KU Energy LLC 3.750%, 11/15/20	500,000	509,281
MidAmerican Energy Co. 3.500%, 10/15/24	300,000	316,675
3.100%, 5/1/27	1,000,000	1,029,165
Mississippi Power Co. 3.950%, 3/30/28	250,000	262,477
NextEra Energy Capital Holdings, Inc.
4.500%, 6/1/21	1,000,000	1,034,037
2.900%, 4/1/22	375,000	380,840
2.800%, 1/15/23	400,000	403,372
3.150%, 4/1/24	1,000,000	1,026,930
3.250%, 4/1/26	355,000	361,993
3.550%, 5/1/27	1,500,000	1,565,460
3.500%, 4/1/29	500,000	518,548
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79 (k)	500,000	515,000
Series H 3.342%, 9/1/20	375,000	379,312
Northern States Power Co. 2.200%, 8/15/20	250,000	250,612
2.150%, 8/15/22	700,000	699,709
NSTAR Electric Co. 2.375%, 10/15/22	1,000,000	1,003,549
3.200%, 5/15/27	500,000	515,244
3.250%, 5/15/29	500,000	520,065
Oklahoma Gas & Electric Co. 3.800%, 8/15/28	350,000	370,417
Oncor Electric Delivery Co. LLC 2.750%, 6/1/24§	500,000	509,352
3.700%, 11/15/28§	500,000	537,762
3.700%, 11/15/28	750,000	809,601
PacifiCorp 2.950%, 2/1/22	500,000	509,562
3.600%, 4/1/24	600,000	632,432
PECO Energy Co. 2.375%, 9/15/22	500,000	502,184
3.150%, 10/15/25 (x)	700,000	725,509
Pinnacle West Capital Corp. 2.250%, 11/30/20	115,000	114,472
PNM Resources, Inc. 3.250%, 3/9/21	250,000	251,986
Potomac Electric Power Co. 3.600%, 3/15/24	300,000	316,471
PPL Capital Funding, Inc. 4.200%, 6/15/22	1,078,000	1,130,175
3.500%, 12/1/22	1,000,000	1,029,906
3.400%, 6/1/23	250,000	256,577
3.100%, 5/15/26	500,000	498,691
Progress Energy, Inc. 4.400%, 1/15/21	156,000	160,646
3.150%, 4/1/22	1,250,000	1,274,698
Public Service Co. of Colorado 3.200%, 11/15/20	150,000	150,888
2.250%, 9/15/22	500,000	500,674
3.700%, 6/15/28	350,000	379,067
Public Service Electric & Gas Co. 1.900%, 3/15/21	175,000	174,551
2.375%, 5/15/23	500,000	501,577
3.250%, 9/1/23	300,000	311,497
2.250%, 9/15/26	450,000	438,665
3.700%, 5/1/28	500,000	537,962
3.650%, 9/1/28	300,000	321,961
3.200%, 5/15/29	250,000	258,958
Southern California Edison Co. 3.875%, 6/1/21	381,000	386,910
Series A 2.900%, 3/1/21	500,000	499,960
4.200%, 3/1/29	500,000	530,537
Series B 2.400%, 2/1/22	200,000	198,082
3.650%, 3/1/28	750,000	766,115
Series C 3.500%, 10/1/23	200,000	204,363
Series D 3.400%, 6/1/23	350,000	355,918
Series E 3.700%, 8/1/25	300,000	309,245
Southern Co. (The) 2.350%, 7/1/21	1,500,000	1,497,589
2.950%, 7/1/23	575,000	583,491
Southwestern Electric Power Co.
Series K 2.750%, 10/1/26	500,000	492,297
Series M 4.100%, 9/15/28	750,000	809,463
Southwestern Public Service Co. 3.300%, 6/15/24	300,000	311,557
Tucson Electric Power Co. 3.050%, 3/15/25	600,000	606,923
UIL Holdings Corp. 4.625%, 10/1/20	500,000	512,000
Union Electric Co. 3.500%, 4/15/24	500,000	524,035
2.950%, 6/15/27	500,000	508,163
3.500%, 3/15/29	500,000	528,594
Virginia Electric & Power Co. 3.450%, 2/15/24	1,000,000	1,044,115
Series A 3.150%, 1/15/26	715,000	736,247
3.500%, 3/15/27	750,000	788,696
3.800%, 4/1/28	500,000	536,061
Series B 2.950%, 11/15/26	500,000	507,459
Series C 2.750%, 3/15/23	1,400,000	1,419,638
Westar Energy, Inc. 2.550%, 7/1/26	350,000	344,218
Wisconsin Electric Power Co. 2.950%, 9/15/21	725,000	734,381
Wisconsin Power & Light Co. 3.050%, 10/15/27	350,000	355,428
Wisconsin Public Service Corp. 3.350%, 11/21/21	245,000	251,349

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Xcel Energy, Inc. 2.400%, 3/15/21	$500,000	$500,513
2.600%, 3/15/22	500,000	503,935
3.300%, 6/1/25	500,000	516,613
3.350%, 12/1/26	500,000	513,086
4.000%, 6/15/28	500,000	536,537

		90,483,818

Gas Utilities (0.1%)
Atmos Energy Corp. 3.000%, 6/15/27	310,000	316,515
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	592,000	607,575
3.550%, 4/1/23	750,000	772,775
4.000%, 4/1/28	500,000	534,042
Dominion Energy Gas Holdings LLC
2.800%, 11/15/20	1,000,000	1,004,706
National Fuel Gas Co. 3.750%, 3/1/23	1,000,000	1,022,701
5.200%, 7/15/25	1,000,000	1,080,765
3.950%, 9/15/27	300,000	297,698
4.750%, 9/1/28 (x)	300,000	313,917
Piedmont Natural Gas Co., Inc. 3.500%, 6/1/29	500,000	517,637
Southern California Gas Co. 3.150%, 9/15/24	550,000	566,576
Series TT 2.600%, 6/15/26	500,000	489,768
Southern Natural Gas Co. LLC 4.400%, 6/15/21	150,000	154,414

		7,679,089

Independent Power and Renewable Electricity Producers (0.0%)
Enel Generacion Chile SA 4.250%, 4/15/24	400,000	420,375
PSEG Power LLC 3.000%, 6/15/21	650,000	656,710
3.850%, 6/1/23	500,000	522,221
Southern Power Co. 4.150%, 12/1/25	500,000	531,921
Series E 2.500%, 12/15/21	500,000	500,025

		2,631,252

Multi-Utilities (0.4%)
Ameren Corp. 2.700%, 11/15/20	250,000	250,790
Ameren Illinois Co. 2.700%, 9/1/22	500,000	507,731
3.800%, 5/15/28	350,000	378,406
Berkshire Hathaway Energy Co. 2.375%, 1/15/21	235,000	235,402
2.800%, 1/15/23	415,000	422,055
3.750%, 11/15/23	1,100,000	1,162,212
Black Hills Corp. 4.250%, 11/30/23	600,000	636,391
3.950%, 1/15/26	350,000	363,865
CenterPoint Energy, Inc. 3.600%, 11/1/21	155,000	158,929
3.850%, 2/1/24	400,000	419,882
4.250%, 11/1/28	400,000	429,899
CMS Energy Corp. 5.050%, 3/15/22	1,000,000	1,060,777
3.000%, 5/15/26	210,000	210,882
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	592,575
Series B 3.125%, 11/15/27 (x)	300,000	308,074
Series D 4.000%, 12/1/28	500,000	549,461
Consolidated Edison, Inc. 2.000%, 5/15/21	315,000	313,089
Consumers Energy Co. 3.800%, 11/15/28	750,000	823,686
Delmarva Power & Light Co. 3.500%, 11/15/23	750,000	784,201
Dominion Energy, Inc. 2.565%, 7/1/20 (e)	455,000	454,406
4.104%, 4/1/21 (e)	800,000	816,363
2.715%, 8/15/21 (e)	175,000	175,379
3.071%, 8/15/24 (e)	180,000	181,483
4.250%, 6/1/28	500,000	543,997
Series B 2.750%, 1/15/22	500,000	503,519
Series C 2.000%, 8/15/21	300,000	297,317
Series D 2.850%, 8/15/26	450,000	446,148
DTE Energy Co. 2.850%, 10/1/26	750,000	741,372
3.800%, 3/15/27	500,000	523,485
Series B 2.600%, 6/15/22	175,000	175,805
3.300%, 6/15/22	300,000	306,952
Series C 3.500%, 6/1/24	1,000,000	1,036,891
3.400%, 6/15/29	175,000	178,043
Series D 3.700%, 8/1/23	500,000	521,572
NiSource, Inc. 2.650%, 11/17/22	185,000	186,049
3.650%, 6/15/23	350,000	362,396
3.490%, 5/15/27	1,250,000	1,296,540
Public Service Enterprise Group, Inc.
2.650%, 11/15/22	1,000,000	1,002,200
2.875%, 6/15/24	700,000	709,043
Puget Energy, Inc. 6.000%, 9/1/21	1,500,000	1,601,573
San Diego Gas & Electric Co. 2.500%, 5/15/26	500,000	488,763
Series NNN 3.600%, 9/1/23	1,650,000	1,713,155
Sempra Energy 2.850%, 11/15/20	300,000	301,674
2.875%, 10/1/22	563,000	568,113
2.900%, 2/1/23	165,000	166,071
3.550%, 6/15/24	250,000	257,704
3.750%, 11/15/25	300,000	311,286
3.250%, 6/15/27	500,000	498,617
Southern Co. Gas Capital Corp. 3.500%, 9/15/21	750,000	765,353
2.450%, 10/1/23	650,000	648,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 6/15/26	$530,000	$537,682
WEC Energy Group, Inc. 3.375%, 6/15/21	335,000	341,495
3.100%, 3/8/22	115,000	117,045
3.550%, 6/15/25	250,000	262,609

		28,646,907

Water Utilities (0.0%)
American Water Capital Corp. 3.850%, 3/1/24	800,000	843,632
3.400%, 3/1/25	400,000	414,528
3.750%, 9/1/28	750,000	798,313
3.450%, 6/1/29	500,000	519,078
Aqua America, Inc. 3.566%, 5/1/29	300,000	312,820

		2,888,371

Total Utilities		132,329,437

Total Corporate Bonds		2,680,501,127

Foreign Government Securities (2.5%)
Canadian Government Bond 2.625%, 1/25/22	1,110,000	1,134,010
2.000%, 11/15/22	3,170,000	3,190,534
Export Development Canada 1.500%, 5/26/21	1,000,000	993,335
1.375%, 10/21/21	1,000,000	989,602
2.000%, 5/17/22	500,000	502,019
2.500%, 1/24/23	2,000,000	2,033,098
2.750%, 3/15/23	1,000,000	1,024,790
2.625%, 2/21/24	1,000,000	1,021,409
Export-Import Bank of Korea 2.500%, 11/1/20	950,000	953,120
4.000%, 1/29/21	1,500,000	1,540,313
4.375%, 9/15/21	200,000	208,750
3.500%, 11/27/21	320,000	328,945
2.750%, 1/25/22	1,000,000	1,010,938
5.000%, 4/11/22	500,000	534,687
3.000%, 11/1/22	950,000	969,747
3.625%, 11/27/23	1,000,000	1,050,680
4.000%, 1/14/24	500,000	533,594
2.375%, 6/25/24	350,000	350,097
2.875%, 1/21/25	1,500,000	1,527,187
3.250%, 11/10/25	1,000,000	1,041,735
2.625%, 5/26/26 (x)	2,000,000	1,986,250
2.375%, 4/21/27 (x)	1,500,000	1,459,687
FMS Wertmanagement AoeR 1.375%, 6/8/21	1,500,000	1,485,130
2.750%, 3/6/23	1,100,000	1,135,060
2.750%, 1/30/24	1,000,000	1,026,308
Iraq Government AID Bond 2.149%, 1/18/22	665,000	668,417
Japan Bank for International Cooperation
2.125%, 7/21/20	250,000	250,075
2.125%, 11/16/20	1,100,000	1,100,817
3.125%, 7/20/21	815,000	833,534
1.500%, 7/21/21	1,500,000	1,485,380
2.000%, 11/4/21	665,000	665,142
2.500%, 6/1/22	770,000	780,893
2.375%, 7/21/22	250,000	252,613
2.375%, 11/16/22	945,000	954,631
3.250%, 7/20/23	890,000	928,621
3.375%, 7/31/23	2,000,000	2,096,702
3.375%, 10/31/23	1,500,000	1,576,474
2.500%, 5/23/24	780,000	792,878
2.125%, 2/10/25	1,500,000	1,490,235
2.750%, 1/21/26	1,000,000	1,026,954
2.375%, 4/20/26	2,000,000	2,009,755
1.875%, 7/21/26	1,500,000	1,457,559
2.250%, 11/4/26	1,000,000	993,670
2.875%, 6/1/27 (x)	3,000,000	3,105,957
2.750%, 11/16/27	475,000	487,448
3.250%, 7/20/28 (x)	1,500,000	1,598,710
3.500%, 10/31/28 (x)	2,000,000	2,179,489
Japan Finance Organization for Municipalities
4.000%, 1/13/21	700,000	719,394
Japan International Cooperation Agency
2.750%, 4/27/27 (x)	690,000	693,848
3.375%, 6/12/28	500,000	534,796
Kingdom of Jordan 3.000%, 6/30/25	5,000,000	5,242,000
Province of Alberta Canada 2.200%, 7/26/22	1,500,000	1,510,168
3.350%, 11/1/23	1,150,000	1,211,188
2.950%, 1/23/24	1,000,000	1,039,013
3.300%, 3/15/28	1,250,000	1,337,682
Province of British Columbia 2.650%, 9/22/21	2,000,000	2,017,276
2.000%, 10/23/22	1,300,000	1,303,798
2.250%, 6/2/26	1,000,000	1,006,871
Province of Manitoba 2.125%, 5/4/22	2,000,000	2,009,332
2.100%, 9/6/22	1,468,000	1,474,185
2.600%, 4/16/24	500,000	512,525
3.050%, 5/14/24	1,000,000	1,046,029
2.125%, 6/22/26	1,000,000	993,509
Province of New Brunswick Canada
2.500%, 12/12/22	250,000	253,856
3.625%, 2/24/28	600,000	660,579
Province of Ontario 2.550%, 2/12/21	2,650,000	2,671,505
2.400%, 2/8/22	2,500,000	2,528,336
2.550%, 4/25/22	645,000	655,446
2.450%, 6/29/22	1,700,000	1,724,144
3.050%, 1/29/24	1,350,000	1,409,683
3.200%, 5/16/24	2,500,000	2,633,579
2.500%, 4/27/26	2,000,000	2,034,127
2.300%, 6/15/26	1,750,000	1,756,186
Province of Quebec 3.500%, 7/29/20	1,700,000	1,723,905
2.750%, 8/25/21	2,100,000	2,136,309
2.625%, 2/13/23	2,531,000	2,594,048
2.500%, 4/9/24 (x)	500,000	511,826
2.875%, 10/16/24	1,000,000	1,042,567
2.500%, 4/20/26	1,000,000	1,019,630
2.750%, 4/12/27	1,750,000	1,813,765
Republic of Chile 2.250%, 10/30/22	245,000	246,072
3.125%, 1/21/26	3,512,000	3,656,870
3.240%, 2/6/28	1,500,000	1,572,656
Republic of Colombia 4.375%, 7/12/21	2,350,000	2,432,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 3/15/23 (x)	$1,200,000	$1,197,000
4.000%, 2/26/24	2,000,000	2,095,000
4.500%, 1/28/26 (x)	1,000,000	1,080,500
3.875%, 4/25/27	2,250,000	2,347,875
Republic of Hungary 6.375%, 3/29/21	3,000,000	3,201,510
5.375%, 2/21/23	1,000,000	1,103,437
5.375%, 3/25/24	3,000,000	3,388,125
Republic of Indonesia 2.950%, 1/11/23	1,250,000	1,256,250
4.450%, 2/11/24	340,000	360,825
3.500%, 1/11/28	1,000,000	1,006,250
4.100%, 4/24/28	800,000	845,000
Republic of Italy 6.875%, 9/27/23	2,000,000	2,258,509
Republic of Korea 3.875%, 9/11/23	250,000	267,812
2.000%, 6/19/24	350,000	348,701
2.750%, 1/19/27	1,750,000	1,780,078
3.500%, 9/20/28	1,000,000	1,079,063
2.500%, 6/19/29	505,000	502,601
Republic of Panama 4.000%, 9/22/24	890,000	949,241
3.750%, 3/16/25	3,000,000	3,164,062
Republic of Peru 4.125%, 8/25/27	1,000,000	1,115,937
Republic of Philippines 4.000%, 1/15/21	3,250,000	3,334,297
4.200%, 1/21/24	2,400,000	2,586,750
3.000%, 2/1/28	1,150,000	1,180,187
3.750%, 1/14/29	975,000	1,062,750
Republic of Poland 5.125%, 4/21/21	1,500,000	1,576,845
5.000%, 3/23/22	2,062,000	2,219,228
3.000%, 3/17/23	1,750,000	1,795,937
4.000%, 1/22/24	2,250,000	2,418,255
3.250%, 4/6/26	1,500,000	1,583,910
Republic of Uruguay 8.000%, 11/18/22 (x)	1,000,000	1,130,313
4.500%, 8/14/24	500,000	534,250
4.375%, 10/27/27	2,500,000	2,700,781
State of Israel 4.000%, 6/30/22	1,000,000	1,051,250
3.150%, 6/30/23	500,000	518,125
2.875%, 3/16/26	1,500,000	1,548,750
3.250%, 1/17/28	750,000	792,187
Svensk Exportkredit AB 2.750%, 10/7/20	1,655,000	1,669,552
2.375%, 4/9/21	435,000	438,188
3.125%, 11/8/21	1,250,000	1,285,129
2.375%, 3/9/22	1,000,000	1,012,659
2.000%, 8/30/22	250,000	250,882
2.875%, 3/14/23	1,500,000	1,553,099
Ukraine Government AID Bonds 1.847%, 5/29/20	3,755,000	3,749,743
1.471%, 9/29/21	1,000,000	987,900
United Mexican States 3.500%, 1/21/21	2,000,000	2,033,750
3.625%, 3/15/22	3,000,000	3,075,937
3.600%, 1/30/25	2,000,000	2,047,000
4.125%, 1/21/26	1,865,000	1,954,054
4.150%, 3/28/27	2,745,000	2,882,250
3.750%, 1/11/28	855,000	869,963

Total Foreign Government Securities		191,687,629

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A 4.839%, 1/1/41	2,000	2,474
Central Puget Sound Regional Transit Authority, Revenue Bonds,
Series 2009P-2T 5.491%, 11/1/39	4,000	5,278
City & County of Denver, General Obligation Bonds,
Series 2010B 5.650%, 8/1/30	4,000	4,157
City of Chicago, International Airport, Revenue Bonds,
Series 2010B 6.845%, 1/1/38	2,000	2,043
6.395%, 1/1/40	4,000	5,659
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010EE 6.011%, 6/15/42	4,000	5,679
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010GG 5.724%, 6/15/42	2,000	2,804
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011A 5.508%, 8/1/37	8,000	10,228
City of New York, General Obligation Bonds,
Series 2009-A1 5.206%, 10/1/31	4,000	4,768
Commonwealth of Massachusetts, General Obligation Bonds,
Series 2010E 4.200%, 12/1/21	155,000	160,442
County of Clark Airport System, Revenue Bonds,
Series 2009B 6.881%, 7/1/42	4,000	4,000
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E 6.750%, 8/1/49	4,000	6,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
County of Nashville & Davidson Convention Center Authority, Revenue Bonds,
Series 2010B 6.731%, 7/1/43	$204,000	$289,374
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010B 6.138%, 5/1/49	4,000	5,678
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds,
Series 2013A 2.995%, 7/1/20	750,000	754,875
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 6.637%, 4/1/57	2,000	2,403
7.055%, 4/1/57	3,000	3,797
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds,
Series B 4.053%, 7/1/26	1,000,000	1,077,740
New Jersey Economic Development Authority, State Pension Funding Bonds,
Series B, AGM (Zero Coupon), 2/15/23	1,000,000	908,900
Ohio State University, Revenue Bonds,
Series 2010C 4.910%, 6/1/40	4,000	4,966
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B 5.511%, 12/1/45	1,000	1,318
5.561%, 12/1/49	3,000	4,050
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.793%, 4/1/30	4,000	4,944
7.043%, 4/1/50	4,000	6,456
South Carolina Public Service Authority, South Carolina St Public Service Authority Revenue for Issues Dated Prior To 12/21/10 See 837147 Taxable, Obligs,
Series D 2.388%, 12/1/23	1,000,000	991,490
State of California Department of Water Resources, Revenue Bonds,
Series P 2.000%, 5/1/22	350,000	350,298
State of California Federally Taxable General Obligation Bonds Various Purpose
2.800%, 4/1/21	165,000	167,576
3.375%, 4/1/25	190,000	202,314
3.500%, 4/1/28	250,000	269,880
State of California, California St Taxable, General Obligation Bonds
2.367%, 4/1/22	1,000,000	1,011,560
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series 2009E 5.770%, 3/15/39	2,000	2,428
State of Wisconsin, Revenue Bonds
3.154%, 5/1/27	1,300,000	1,359,878
University of California 3.063%, 7/1/25	500,000	519,215

Total Municipal Bonds		8,153,004

Supranational (2.7%)
African Development Bank 2.625%, 3/22/21	1,375,000	1,392,327
1.250%, 7/26/21	1,000,000	988,104
3.000%, 12/6/21	295,000	303,105
2.125%, 11/16/22	250,000	251,987
3.000%, 9/20/23	3,000,000	3,122,349
Asian Development Bank 1.625%, 8/26/20 (x)	1,000,000	996,452
2.875%, 11/27/20	685,000	692,286
2.250%, 1/20/21 (x)	2,445,000	2,458,431
1.625%, 3/16/21 (x)	2,000,000	1,991,561
1.750%, 6/8/21	3,250,000	3,244,265
2.125%, 11/24/21	1,500,000	1,510,706
2.000%, 2/16/22 (x)	3,000,000	3,014,508
1.875%, 2/18/22 (x)	3,000,000	3,004,975
2.750%, 3/17/23 (x)	2,125,000	2,194,751
2.000%, 1/22/25 (x)	3,000,000	3,016,156
2.000%, 4/24/26	1,000,000	1,001,940
1.750%, 8/14/26	1,000,000	983,865
2.625%, 1/12/27	2,500,000	2,603,146
2.500%, 11/2/27	2,500,000	2,578,515
2.750%, 1/19/28	1,000,000	1,050,292
3.125%, 9/26/28	400,000	432,671
Asian Infrastructure Investment Bank (The)
2.250%, 5/16/24	1,350,000	1,355,988
Corp. Andina de Fomento 2.200%, 7/18/20	1,250,000	1,245,313
3.250%, 2/11/22	750,000	764,063
4.375%, 6/15/22	1,500,000	1,578,210
3.750%, 11/23/23	1,310,000	1,373,862
Council of Europe Development Bank
2.625%, 2/13/23	450,000	462,482
2.500%, 2/27/24	825,000	848,520
European Bank for Reconstruction & Development
2.750%, 4/26/21	1,250,000	1,268,845
1.875%, 2/23/22	1,000,000	1,001,380
2.125%, 3/7/22	5,500,000	5,543,503
2.750%, 3/7/23	750,000	774,464

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
European Investment Bank 1.625%, 8/14/20	$4,200,000	$4,182,096
2.875%, 9/15/20	2,750,000	2,778,382
1.625%, 12/15/20	1,000,000	995,322
4.000%, 2/16/21	2,200,000	2,272,949
2.000%, 3/15/21	4,000,000	4,006,865
2.500%, 4/15/21	2,000,000	2,021,637
2.375%, 5/13/21	3,000,000	3,027,980
1.625%, 6/15/21	4,000,000	3,983,616
1.375%, 9/15/21	3,500,000	3,465,587
2.875%, 12/15/21 (x)	1,875,000	1,922,395
2.250%, 3/15/22	2,500,000	2,528,260
2.250%, 8/15/22	3,000,000	3,040,613
2.500%, 3/15/23	6,355,000	6,508,935
2.875%, 8/15/23	2,000,000	2,082,625
3.125%, 12/14/23	2,250,000	2,372,435
3.250%, 1/29/24	3,100,000	3,292,091
2.625%, 3/15/24	1,665,000	1,723,950
2.250%, 6/24/24	2,000,000	2,039,453
2.500%, 10/15/24	1,000,000	1,032,500
1.875%, 2/10/25	3,000,000	3,000,619
2.125%, 4/13/26	2,000,000	1,958,625
2.375%, 5/24/27	1,000,000	1,032,307
Inter-American Development Bank
1.375%, 7/15/20 (x)	5,000,000	4,966,520
2.125%, 11/9/20 (x)	3,100,000	3,106,264
1.875%, 3/15/21 (x)	1,150,000	1,149,573
2.625%, 4/19/21 (x)	1,405,000	1,423,299
1.250%, 9/14/21	1,000,000	987,494
2.125%, 1/18/22	1,000,000	1,007,728
1.750%, 9/14/22 (x)	2,500,000	2,494,491
3.000%, 9/26/22	350,000	363,034
2.500%, 1/18/23	3,500,000	3,581,909
2.625%, 1/16/24	2,150,000	2,208,726
3.000%, 2/21/24	2,000,000	2,085,707
2.125%, 1/15/25	2,000,000	2,021,760
2.000%, 6/2/26	1,050,000	1,051,175
3.125%, 9/18/28	750,000	814,450
2.250%, 6/18/29	1,000,000	1,010,163
International Bank for Reconstruction & Development
1.125%, 8/10/20	2,500,000	2,476,881
1.625%, 9/4/20 (x)	3,985,000	3,969,928
2.125%, 11/1/20 (x)	2,150,000	2,155,561
1.625%, 3/9/21	4,000,000	3,983,081
1.375%, 5/24/21	4,000,000	3,964,140
2.250%, 6/24/21	3,000,000	3,023,068
2.750%, 7/23/21 (x)	2,000,000	2,036,297
1.375%, 9/20/21 (x)	3,000,000	2,969,697
2.125%, 12/13/21 (x)	5,000,000	5,035,763
2.000%, 1/26/22 (x)	3,500,000	3,515,522
1.625%, 2/10/22 (x)	3,000,000	2,984,971
2.125%, 7/1/22	2,000,000	2,017,771
1.875%, 10/7/22	1,000,000	1,000,452
7.625%, 1/19/23	1,000,000	1,195,399
2.125%, 2/13/23	1,319,000	1,328,416
1.750%, 4/19/23	1,000,000	992,945
1.875%, 6/19/23	750,000	751,026
3.000%, 9/27/23 (x)	2,250,000	2,347,713
2.500%, 11/25/24	3,500,000	3,615,098
2.125%, 3/3/25	450,000	456,052
2.500%, 7/29/25	3,000,000	3,105,112
3.125%, 11/20/25	350,000	375,573
1.875%, 10/27/26	2,000,000	1,988,047
International Finance Corp. 1.625%, 7/16/20	1,500,000	1,491,630
2.250%, 1/25/21	2,000,000	2,008,897
1.125%, 7/20/21	1,250,000	1,233,156
2.000%, 10/24/22	750,000	754,592
2.875%, 7/31/23	805,000	837,241
2.125%, 4/7/26	2,000,000	2,019,981
Nordic Investment Bank 1.625%, 11/20/20	495,000	492,691
2.250%, 2/1/21 (x)	1,500,000	1,507,350
1.250%, 8/2/21	2,000,000	1,976,140
2.125%, 2/1/22	1,000,000	1,007,320
2.875%, 7/19/23	750,000	779,365
2.250%, 5/21/24	585,000	595,544
North American Development Bank
2.400%, 10/26/22	1,150,000	1,156,166

Total Supranational		211,739,143

U.S. Government Agency Securities (1.8%)
FFCB 2.550%, 5/15/20	3,000,000	3,011,621
1.680%, 10/13/20	1,000,000	998,691
2.350%, 2/12/21	500,000	504,294
1.620%, 4/20/21	1,000,000	993,291
1.500%, 7/6/21	1,000,000	990,152
1.950%, 11/2/21	1,000,000	1,003,206
1.680%, 1/5/22	1,000,000	992,137
FHLB 1.750%, 7/13/20	1,500,000	1,496,710
1.830%, 7/29/20	1,000,000	1,000,556
1.800%, 8/28/20	1,500,000	1,497,877
2.625%, 10/1/20	4,000,000	4,037,775
1.950%, 11/5/20	5,000,000	4,986,199
1.870%, 2/10/21	1,500,000	1,498,040
1.375%, 2/18/21	3,150,000	3,128,299
1.750%, 3/12/21	2,000,000	1,995,258
1.875%, 7/7/21	7,775,000	7,779,381
1.125%, 7/14/21	10,000,000	9,873,306
1.875%, 11/29/21	5,000,000	5,017,095
2.160%, 8/17/22	2,750,000	2,747,404
2.510%, 12/29/22	2,000,000	1,999,896
2.875%, 9/13/24	2,000,000	2,101,458
3.250%, 11/16/28	5,000,000	5,438,747
5.500%, 7/15/36	3,000	4,157
FHLMC 1.625%, 9/29/20 (x)	1,630,000	1,625,896
1.875%, 11/17/20	1,000,000	1,000,609
2.250%, 11/24/20	7,500,000	7,547,765
1.330%, 12/30/20	1,000,000	988,461
2.375%, 2/16/21	2,000,000	2,018,952
1.930%, 8/27/21	1,000,000	996,195
2.375%, 1/13/22	7,947,000	8,064,414
2.753%, 1/30/23	2,500,000	2,500,587
FNMA 1.500%, 11/30/20	2,817,000	2,802,088
1.875%, 12/28/20	1,313,000	1,316,434
1.375%, 2/26/21 (x)	3,000,000	2,978,329
1.250%, 5/6/21	5,000,000	4,953,718
1.250%, 8/17/21	5,000,000	4,940,610
1.375%, 10/7/21	2,000,000	1,983,838
2.000%, 1/5/22 (x)	5,000,000	5,030,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 1/11/22	$3,180,000	$3,248,899
1.875%, 4/5/22 (x)	1,000,000	1,002,294
2.625%, 9/6/24	2,500,000	2,598,106
2.125%, 4/24/26	8,165,000	8,235,388
1.875%, 9/24/26	7,000,000	6,918,428
Tennessee Valley Authority 3.875%, 2/15/21	2,830,000	2,920,157
1.875%, 8/15/22	1,000,000	1,001,412
2.875%, 9/15/24	2,400,000	2,489,307
2.875%, 2/1/27	1,000,000	1,046,706

Total U.S. Government Agency Securities		141,304,447

U.S. Treasury Obligations (50.7%)
U.S. Treasury Bonds 8.750%, 8/15/20	1,880,000	2,021,529
7.125%, 2/15/23	4,312,000	5,121,511
U.S. Treasury Notes
1.500%, 7/15/20 (x)	15,000,000	14,930,917
1.625%, 7/31/20	10,000,000	9,966,406
1.500%, 8/15/20	27,500,000	27,373,027
2.625%, 8/15/20	33,187,000	33,446,662
1.375%, 8/31/20	25,000,000	24,845,897
2.125%, 8/31/20	31,000,000	31,073,867
2.625%, 8/31/20	30,000,000	30,246,564
1.375%, 9/15/20	45,000,000	44,730,877
1.375%, 9/30/20	15,000,000	14,904,962
2.000%, 9/30/20	31,100,000	31,146,771
1.375%, 10/31/20	15,000,000	14,904,082
1.750%, 10/31/20	10,000,000	9,983,242
2.625%, 11/15/20	21,196,000	21,414,666
1.625%, 11/30/20	10,000,000	9,968,711
2.000%, 11/30/20	16,000,000	16,034,501
1.875%, 12/15/20	10,000,000	10,005,156
1.750%, 12/31/20	20,000,000	19,974,218
2.375%, 12/31/20	16,000,000	16,126,374
2.000%, 1/15/21	5,000,000	5,012,891
1.375%, 1/31/21	63,000,000	62,562,200
2.125%, 1/31/21	55,000,000	55,254,375
3.625%, 2/15/21	25,140,000	25,861,890
1.125%, 2/28/21	55,000,000	54,381,679
2.000%, 2/28/21	1,000,000	1,003,016
1.250%, 3/31/21	40,000,000	39,626,564
2.250%, 3/31/21	1,100,000	1,108,594
1.375%, 4/30/21	45,000,000	44,667,598
2.250%, 4/30/21	5,000,000	5,042,305
3.125%, 5/15/21	19,069,000	19,537,085
1.375%, 5/31/21	7,500,000	7,444,043
1.125%, 6/30/21	45,000,000	44,449,452
1.125%, 7/31/21	40,000,000	39,484,688
2.250%, 7/31/21	15,000,000	15,149,297
2.125%, 8/15/21	50,062,000	50,440,984
1.125%, 8/31/21	45,000,000	44,406,562
2.000%, 8/31/21	20,000,000	20,104,374
1.125%, 9/30/21	40,000,000	39,472,812
2.125%, 9/30/21	32,500,000	32,776,250
1.250%, 10/31/21	42,500,000	42,025,526
2.000%, 10/31/21	25,000,000	25,150,000
2.000%, 11/15/21	37,978,000	38,224,265
1.750%, 11/30/21	37,500,000	37,512,596
1.500%, 1/31/22	40,000,000	39,775,624
1.875%, 1/31/22	35,000,000	35,120,858
2.000%, 2/15/22	35,162,000	35,406,485
2.500%, 2/15/22	7,500,000	7,647,539
1.750%, 2/28/22	25,000,000	25,015,430
1.875%, 2/28/22	30,000,000	30,112,032
1.750%, 3/31/22	25,000,000	25,015,235
1.875%, 3/31/22	31,500,000	31,638,058
1.750%, 4/30/22	5,000,000	5,004,453
1.875%, 4/30/22	25,000,000	25,101,173
1.750%, 5/15/22	17,936,000	17,948,751
1.750%, 5/31/22	25,000,000	25,017,578
1.875%, 5/31/22	15,000,000	15,067,617
1.750%, 6/30/22	17,500,000	17,522,148
1.875%, 7/31/22	30,000,000	30,134,298
2.000%, 7/31/22	22,000,000	22,181,672
1.625%, 8/15/22	36,428,800	36,314,676
1.625%, 8/31/22	22,000,000	21,929,875
1.875%, 8/31/22	35,000,000	35,154,493
1.750%, 9/30/22	58,000,000	58,036,250
1.875%, 10/31/22	12,500,000	12,560,547
1.625%, 11/15/22	35,304,700	35,185,547
2.000%, 11/30/22	15,000,000	15,136,288
2.125%, 12/31/22	2,000,000	2,027,359
1.750%, 1/31/23	37,500,000	37,525,489
2.375%, 1/31/23	27,000,000	27,601,595
2.000%, 2/15/23	35,530,900	35,867,054
1.500%, 2/28/23	38,000,000	37,696,296
2.625%, 2/28/23	24,000,000	24,758,249
1.500%, 3/31/23	32,000,000	31,734,250
2.500%, 3/31/23	15,000,000	15,418,125
1.625%, 4/30/23	27,500,000	27,390,429
1.750%, 5/15/23	36,514,600	36,536,567
1.625%, 5/31/23	37,000,000	36,854,312
2.750%, 5/31/23	25,000,000	25,954,883
1.375%, 6/30/23	30,000,000	29,585,391
2.625%, 6/30/23	9,500,000	9,826,637
1.250%, 7/31/23	45,500,000	44,626,614
2.500%, 8/15/23	24,250,000	24,984,889
1.375%, 8/31/23	37,000,000	36,459,741
1.375%, 9/30/23	39,000,000	38,415,304
1.625%, 10/31/23	33,000,000	32,835,515
2.750%, 11/15/23	32,000,000	33,348,250
2.125%, 11/30/23	29,000,000	29,461,961
2.250%, 12/31/23	50,000,000	51,079,295
2.250%, 1/31/24	52,000,000	53,128,156
2.500%, 1/31/24	17,500,000	18,074,355
2.750%, 2/15/24	39,500,000	41,249,728
2.125%, 2/29/24	50,000,000	50,826,955
2.375%, 2/29/24	6,500,000	6,683,067
2.125%, 3/31/24	41,000,000	41,684,507
2.000%, 4/30/24	30,000,000	30,327,891
2.500%, 5/15/24	30,000,000	31,033,593
2.000%, 5/31/24	50,000,000	50,591,405
1.750%, 6/30/24	47,000,000	46,985,313
2.000%, 6/30/24	27,500,000	27,797,987
2.125%, 7/31/24	35,000,000	35,593,086
2.375%, 8/15/24	35,000,000	36,020,194
1.875%, 8/31/24	30,000,000	30,145,782
2.125%, 9/30/24	35,000,000	35,591,171
2.250%, 10/31/24	40,000,000	40,928,752
2.250%, 11/15/24	36,000,000	36,835,031
2.250%, 12/31/24	20,000,000	20,468,750
2.500%, 1/31/25	8,000,000	8,295,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 2/15/25	$35,000,000	$35,353,283
2.625%, 3/31/25	23,000,000	24,013,796
2.125%, 5/15/25	45,000,000	45,759,024
2.000%, 8/15/25	63,500,000	64,100,767
2.250%, 11/15/25	37,000,000	37,889,158
1.625%, 2/15/26	43,000,000	42,368,437
1.625%, 5/15/26	45,000,000	44,284,572
1.500%, 8/15/26	44,000,000	42,882,470
2.000%, 11/15/26	47,000,000	47,355,804
2.250%, 2/15/27	39,000,000	39,965,858
2.375%, 5/15/27	42,000,000	43,419,470
2.250%, 8/15/27	58,000,000	59,399,250
2.250%, 11/15/27	60,000,000	61,423,596
2.750%, 2/15/28	39,500,000	41,998,375
2.875%, 5/15/28	37,000,000	39,729,904
2.875%, 8/15/28	60,000,000	64,479,378
3.125%, 11/15/28	57,500,000	63,069,416
2.625%, 2/15/29	60,000,000	63,272,814
2.375%, 5/15/29 (x)	43,000,000	44,437,813

Total U.S. Treasury Obligations		3,958,398,664

Total Long-Term Debt Securities (92.2%) (Cost $7,033,215,534)		7,196,329,914

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC, Series Z (ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.375% (k)(x)*	17,000	210,800
FNMA, Series S (ICE LIBOR USD 3 Month + 4.23%, 7.75% Floor), 8.250% (k)(x)*	22,000	274,120

Total Preferred Stocks (0.0%) (Cost $18,166)		484,920

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.0%)
iShares 1-3 Year Treasury Bond ETF (x)	580,000	49,172,400
iShares 3-7 Year Treasury Bond ETF	203,449	25,585,746
iShares 7-10 Year Treasury Bond ETF (x)	25,971	2,857,330
Schwab Intermediate-Term U.S. Treasury ETF (x)	500,000	27,480,000
Schwab Short-Term U.S. Treasury ETF (x)	600,000	30,354,000
Vanguard Intermediate-Term Treasury ETF	2,900,000	191,313,000
Vanguard Short-Term Treasury ETF	3,600,000	219,348,000

Total Exchange Traded Funds (7.0%) (Cost $529,035,191)		546,110,476

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.3%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $1,200,260, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $1,224,000. (xx)	$1,200,000	1,200,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $100,023, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $102,001. (xx)	100,000	100,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $2,601,807, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $2,653,843. (xx)	2,601,265	2,601,265
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $21,010,453, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $22,980,553. (xx)	21,000,000	21,000,000
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $2,000,422, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $2,048,071. (xx)	2,000,000	2,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $35,016,197, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/25/19-2/15/49; total market value $35,700,000. (xx)	$35,000,000	$35,000,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $11,005,091, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 8/22/19-2/15/48; total market value $11,220,000. (xx)	11,000,000	11,000,000
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $10,002,058, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $10,775,681. (xx)	10,000,000	10,000,000
Societe Generale SA, 2.50%, dated 6/28/19, due 7/5/19, repurchase price $18,008,750, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $19,396,226. (xx)	18,000,000	18,000,000

Total Repurchase Agreements		100,901,265

Total Short-Term Investments (1.3%) (Cost $100,901,265)		100,901,265

Total Investments in Securities (100.5%) (Cost $7,663,170,156)		7,843,826,575
Other Assets Less Liabilities (-0.5%)		(36,547,652)

Net Assets (100%)		$7,807,278,923

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $45,374,749 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $501,110 or 0.0% of net assets.

(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $104,209,021. This was collateralized by $5,418,996 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/11/19 - 2/15/49 and by cash of $100,901,265 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AGM	— Insured by Assured Guaranty Municipal Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,545,900	$—	$4,545,900
Corporate Bonds
Communication Services	—	127,445,709	—	127,445,709
Consumer Discretionary	—	112,026,215	—	112,026,215
Consumer Staples	—	175,623,286	—	175,623,286
Energy	—	222,553,696	—	222,553,696
Financials	—	1,077,914,709	—	1,077,914,709
Health Care	—	264,344,483	—	264,344,483
Industrials	—	165,394,930	—	165,394,930
Information Technology	—	220,735,202	—	220,735,202
Materials	—	68,442,226	—	68,442,226
Real Estate	—	113,691,234	—	113,691,234
Utilities	—	132,329,437	—	132,329,437
Exchange Traded Funds	546,110,476	—	—	546,110,476
Foreign Government Securities	—	191,687,629	—	191,687,629
Municipal Bonds	—	8,153,004	—	8,153,004
Preferred Stocks
Financials	484,920	—	—	484,920
Short-Term Investments
Repurchase Agreements	—	100,901,265	—	100,901,265
Supranational	—	211,739,143	—	211,739,143
U.S. Government Agency Securities	—	141,304,447	—	141,304,447
U.S. Treasury Obligations	—	3,958,398,664	—	3,958,398,664

Total Assets	$546,595,396	$7,297,231,179	$—	$7,843,826,575

Total Liabilities	$—	$—	$—	$—

Total	$546,595,396	$7,297,231,179	$—	$7,843,826,575

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$242,163,495
Long-term U.S. government debt securities	969,878,086

$1,212,041,581

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$575,644,018
Long-term U.S. government debt securities	731,435,658

$1,307,079,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188,157,524
Aggregate gross unrealized depreciation	(7,827,214)

Net unrealized appreciation	$180,330,310

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,663,496,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $7,562,268,891)	$7,742,925,310
Repurchase Agreements (Cost $100,901,265)	100,901,265
Cash	64,262,743
Foreign cash (Cost $483)	409
Dividends, interest and other receivables	46,914,020
Receivable for securities sold	9,954,297
Receivable for Portfolio shares sold	1,696,182
Securities lending income receivable	93,066
Other assets	81,274

Total assets	7,966,828,566

LIABILITIES
Payable for return of collateral on securities loaned	100,901,265
Payable for securities purchased	52,870,799
Payable for Portfolio shares redeemed	2,210,797
Investment management fees payable	1,965,499
Administrative fees payable	609,727
Distribution fees payable – Class IB	390,696
Trustees’ fees payable	14,446
Distribution fees payable – Class IA	12,277
Other liabilities	87,086
Accrued expenses	487,051

Total liabilities	159,549,643

NET ASSETS	$7,807,278,923

Net assets were comprised of:
Paid in capital	$7,573,263,040
Total distributable earnings (loss)	234,015,883

Net assets	$7,807,278,923

Class IA
Net asset value, offering and redemption price per share, $60,054,435 / 5,928,226 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.13

Class IB
Net asset value, offering and redemption price per share, $1,911,709,432 / 188,385,175 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.15

Class K
Net asset value, offering and redemption price per share, $5,835,515,056 / 575,439,505 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.14

(x)	Includes value of securities on loan of $104,209,021.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$92,299,989
Dividends	5,283,150
Securities lending (net)	682,327

Total income	98,265,466

EXPENSES
Investment management fees	11,662,197
Administrative fees	3,628,294
Distribution fees – Class IB	2,307,587
Printing and mailing expenses	265,352
Professional fees	121,303
Trustees’ fees	115,906
Custodian fees	82,560
Distribution fees – Class IA	73,369
Miscellaneous	141,131

Total expenses	18,397,699

NET INVESTMENT INCOME (LOSS)	79,867,767

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(1,913,490)
Change in unrealized appreciation (depreciation) on:
Investments in securities	287,380,301
Foreign currency translations	(3)

Net change in unrealized appreciation (depreciation)	287,380,298

NET REALIZED AND UNREALIZED GAIN (LOSS)	285,466,808

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$365,334,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$79,867,767	$165,802,556
Net realized gain (loss)	(1,913,490)	(23,451,343)
Net change in unrealized appreciation (depreciation)	287,380,298	(116,275,055)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	365,334,575	26,076,158

Distributions to shareholders:
Class IA	—	(1,200,271)
Class IB	—	(35,782,276)
Class K	—	(129,007,033)

Total distributions to shareholders	—	(165,989,580)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 289,922 and 428,303 shares, respectively ]	2,865,446	4,149,838
Capital shares issued in reinvestment of dividends [ 0 and 125,248 shares, respectively ]	—	1,200,271
Capital shares repurchased [ (926,665) and (972,081) shares, respectively ]	(9,032,020)	(9,449,520)

Total Class IA transactions	(6,166,574)	(4,099,411)

Class IB
Capital shares sold [ 11,797,803 and 12,298,477 shares, respectively ]	117,059,630	119,453,051
Capital shares issued in reinvestment of dividends [ 0 and 3,727,405 shares, respectively ]	—	35,782,276
Capital shares repurchased [ (17,170,241) and (26,861,692) shares, respectively ]	(168,983,267)	(261,031,569)

Total Class IB transactions	(51,923,637)	(105,796,242)

Class K
Capital shares sold [ 30,742,921 and 48,336,267 shares, respectively ]	300,762,397	471,349,476
Capital shares issued in reinvestment of dividends [ 0 and 13,466,036 shares, respectively ]	—	129,007,033
Capital shares repurchased [ (44,572,834) and (110,348,537) shares, respectively ]	(437,569,138)	(1,069,839,564)

Total Class K transactions	(136,806,741)	(469,483,055)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(194,896,952)	(579,378,708)

TOTAL INCREASE (DECREASE) IN NET ASSETS	170,437,623	(719,292,130)
NET ASSETS:
Beginning of period	7,636,841,300	8,356,133,430

End of period	$7,807,278,923	$7,636,841,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IA		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.67	$9.84	$9.85	$9.87	$9.97	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.18	0.16	0.15	0.15	0.14
Net realized and unrealized gain (loss)	0.37	(0.16)	(0.01)	(0.02)	(0.10)	0.09

Total from investment operations	0.46	0.02	0.15	0.13	0.05	0.23

Less distributions:
Dividends from net investment income	—	(0.19)	(0.16)	(0.15)	(0.15)	(0.13)

Net asset value, end of period	$10.13	$9.67	$9.84	$9.85	$9.87	$9.97

Total return (b)	4.76%	0.20%	1.50%	1.35%	0.51%	2.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,054	$63,477	$68,684	$74,665	$80,568	$88,462
Ratio of expenses to average net assets (a)(f)	0.67%	0.67%	0.69%	0.70%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets (a)(f)	1.92%	1.83%	1.58%	1.50%	1.45%	1.35%
Portfolio turnover rate (z)^	16%	36%	28%	25%	23%	24%

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.69	$9.85	$9.87	$9.88	$9.99	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.18	0.16	0.15	0.15	0.14
Net realized and unrealized gain (loss)	0.37	(0.15)	(0.02)	(0.01)	(0.11)	0.10

Total from investment operations	0.46	0.03	0.14	0.14	0.04	0.24

Less distributions:
Dividends from net investment income	—	(0.19)	(0.16)	(0.15)	(0.15)	(0.13)

Net asset value, end of period	$10.15	$9.69	$9.85	$9.87	$9.88	$9.99

Total return (b)	4.75%	0.30%	1.40%	1.45%	0.41%	2.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,911,709	$1,876,715	$2,015,642	$2,010,611	$2,104,528	$2,251,635
Ratio of expenses to average net assets (a)(f)	0.67%	0.67%	0.69%	0.70%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets (a)(f)	1.92%	1.83%	1.58%	1.50%	1.46%	1.35%
Portfolio turnover rate (z)^	16%	36%	28%	25%	23%	24%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class K		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.67	$9.83	$9.85	$9.86	$9.97	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.20	0.18	0.18	0.17	0.16
Net realized and unrealized gain (loss)	0.36	(0.15)	(0.02)	(0.01)	(0.10)	0.10

Total from investment operations	0.47	0.05	0.16	0.17	0.07	0.26

Less distributions:
Dividends from net investment income	—	(0.21)	(0.18)	(0.18)	(0.18)	(0.16)

Net asset value, end of period	$10.14	$9.67	$9.83	$9.85	$9.86	$9.97

Total return (b)	4.86%	0.55%	1.66%	1.71%	0.66%	2.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,835,515	$5,696,650	$6,271,807	$6,200,038	$6,099,108	$6,223,006
Ratio of expenses to average net assets (a)(f)	0.42%	0.42%	0.44%	0.45%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets (a)(f)	2.17%	2.08%	1.83%	1.75%	1.71%	1.60%
Portfolio turnover rate (z)^	16%	36%	28%	25%	23%	24%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Exchange Traded Funds	$28,863,332	47.9%
Investment Company	11,629,358	19.3
Financials	5,478,428	9.1
Information Technology	3,819,337	6.3
Materials	1,932,718	3.2
Consumer Staples	1,515,825	2.5
Industrials	1,484,229	2.5
Energy	1,240,917	2.1
Consumer Discretionary	949,063	1.6
Health Care	718,541	1.2
Communication Services	489,329	0.8
Repurchase Agreements	290,588	0.5
Cash and Other	1,794,024	3.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,104.41	$6.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class K
Actual	1,000.00	1,105.69	4.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.3%)
Banco Bradesco SA (ADR)	41,985	$412,293
Cielo SA	77,554	135,923
Embraer SA	101,300	511,255
Itau Unibanco Holding SA (ADR)	48,215	454,186
Petroleo Brasileiro SA (ADR)*	29,009	451,670

		1,965,327

Chile (0.4%)
Sociedad Quimica y Minera de Chile SA (ADR)	7,809	242,938

China (8.5%)
Anhui Conch Cement Co. Ltd., Class H	111,500	698,686
ANTA Sports Products Ltd.	73,000	501,357
Baidu, Inc. (ADR)*	2,953	346,564
BYD Co. Ltd., Class H (x)	53,000	319,898
China BlueChemical Ltd., Class H	512,000	139,606
China Oilfield Services Ltd., Class H	228,000	225,615
China Petroleum & Chemical Corp., Class H	404,400	274,891
Dongfeng Motor Group Co. Ltd., Class H	156,000	127,808
Industrial & Commercial Bank of China Ltd., Class H	364,000	265,602
Jiangxi Copper Co. Ltd., Class H	269,000	358,129
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	128,500	389,035
Sinopharm Group Co. Ltd., Class H	93,600	329,506
TravelSky Technology Ltd., Class H	208,000	418,040
Weichai Power Co. Ltd., Class H	323,000	545,797
Zhejiang Expressway Co. Ltd., Class H	174,000	183,317

		5,123,851

Colombia (0.7%)
Bancolombia SA (ADR)	7,694	392,702

Czech Republic (0.6%)
Komercni banka A/S	9,116	363,240

Hungary (0.5%)
MOL Hungarian Oil & Gas plc	26,026	288,741

India (2.1%)
HDFC Bank Ltd. (ADR)	5,028	653,841
ICICI Bank Ltd. (ADR)	49,654	625,144

		1,278,985

Indonesia (1.2%)
Bank Rakyat Indonesia Persero Tbk. PT	1,612,400	497,616
Indofood Sukses Makmur Tbk. PT	512,800	254,993

		752,609

Malaysia (0.2%)
AMMB Holdings Bhd.	131,600	134,705

Mexico (0.7%)
Grupo Financiero Banorte SAB de CV, Class O (x)	70,000	406,132

South Africa (1.3%)
FirstRand Ltd.	89,102	433,649
Investec Ltd.	56,421	367,968

		801,617

South Korea (2.9%)
CJ Corp.	2,643	231,190
CJ Corp. (Preference) (q)(r)*	399	12,670
DB Insurance Co. Ltd.	3,932	201,938
KT Corp.	5,757	142,765
POSCO	1,368	289,677
Samsung Electronics Co. Ltd.	20,869	849,473

		1,727,713

Taiwan (4.9%)
ASE Technology Holding Co. Ltd.	237,512	470,290
Hon Hai Precision Industry Co. Ltd.	92,800	231,257
Micro-Star International Co. Ltd.	194,000	549,655
Taiwan Semiconductor Manufacturing Co. Ltd.	104,000	800,270
Uni-President Enterprises Corp.	191,750	510,560
WPG Holdings Ltd.	280,520	364,429

		2,926,461

Thailand (0.8%)
Kasikornbank PCL	43,600	269,412
PTT Global Chemical PCL	97,600	203,682

		473,094

United States (1.2%)
JBS SA	136,800	750,272

Total Common Stocks (29.3%) (Cost $16,593,073)		17,628,387

EXCHANGE TRADED FUNDS (ETF):
Equity (47.9%)
iShares Core MSCI Emerging Markets ETF	373,840	19,230,330
Vanguard FTSE Emerging Markets ETF	226,499	9,633,002

Total Exchange Traded Funds (47.9%) (Cost $27,863,091)		28,863,332

SHORT-TERM INVESTMENTS:
Investment Company (19.3%)
JPMorgan Prime Money Market Fund, IM Shares	11,624,709	11,629,358

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $58,131, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $59,280. (xx)	$58,118	$58,118
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $6,976, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $7,114. (xx)	6,974	6,974
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $225,542, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $230,053. (xx)	225,496	225,496

Total Repurchase Agreements		290,588

Total Short-Term Investments (19.8%) (Cost $11,918,665)		11,919,946

Total Investments in Securities (97.0%) (Cost $56,374,829)		58,411,665
Other Assets Less Liabilities (3.0%)		1,794,024

Net Assets (100%)		$60,205,689

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $417,671. This was collateralized by $151,470 of various U.S. Government Treasury Securities, ranging from 0.125% - 3.875%, maturing 1/15/20 - 2/15/46 and by cash of $290,588 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Exchange Traded Funds	$28,863,332	47.9%
Investment Company	11,629,358	19.3
Financials	5,478,428	9.1
Information Technology	3,819,337	6.3
Materials	1,932,718	3.2
Consumer Staples	1,515,825	2.5
Industrials	1,484,229	2.5
Energy	1,240,917	2.1
Consumer Discretionary	949,063	1.6
Health Care	718,541	1.2
Communication Services	489,329	0.8
Repurchase Agreements	290,588	0.5
Cash and Other	1,794,024	3.0

		100.0%

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	246	9/2019	USD	12,956,820	448,754

					448,754

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$1,965,327	$—	$—	$1,965,327
Chile	242,938	—	—	242,938
China	346,564	4,777,287	—	5,123,851
Colombia	392,702	—	—	392,702
Czech Republic	—	363,240	—	363,240
Hungary	—	288,741	—	288,741
India	1,278,985	—	—	1,278,985
Indonesia	—	752,609	—	752,609
Malaysia	—	134,705	—	134,705
Mexico	406,132	—	—	406,132
South Africa	—	801,617	—	801,617
South Korea	—	1,715,043	12,670	1,727,713
Taiwan	—	2,926,461	—	2,926,461
Thailand	—	473,094	—	473,094
United States	750,272	—	—	750,272
Exchange Traded Funds	28,863,332	—	—	28,863,332
Futures	448,754	—	—	448,754
Short-Term Investments
Investment Company	11,629,358	—	—	11,629,358
Repurchase Agreements	—	290,588	—	290,588

Total Assets	$46,324,364	$12,523,385	$12,670	$58,860,419

Total Liabilities	$—	$—	$—	$—

Total	$46,324,364	$12,523,385	$12,670	$58,860,419

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$448,754	*

Total		$448,754

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$357,929	$357,929

Total	$357,929	$357,929

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$745,102	$745,102

Total	$745,102	$745,102

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $12,624,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,432,057
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,597,439

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,234,763
Aggregate gross unrealized depreciation	(2,508,793)

Net unrealized appreciation	$2,725,970

Federal income tax cost of investments in securities and derivative instruments, if applicable	$56,134,449

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $56,084,241)	$58,121,077
Repurchase Agreements (Cost $290,588)	290,588
Cash	1,428,000
Foreign cash (Cost $2)	3
Cash held as collateral at broker for futures	643,000
Dividends, interest and other receivables	100,165
Receivable for Portfolio shares sold	70,205
Securities lending income receivable	1,129
Other assets	642

Total assets	60,654,809

LIABILITIES
Payable for return of collateral on securities loaned	290,588
Due to broker for futures variation margin	33,209
Investment management fees payable	26,345
Payable for Portfolio shares redeemed	25,427
Administrative fees payable	5,851
Distribution fees payable – Class IB	4,882
Trustees’ fees payable	11
Accrued expenses	62,807

Total liabilities	449,120

NET ASSETS	$60,205,689

Net assets were comprised of:
Paid in capital	$58,911,866
Total distributable earnings (loss)	1,293,823

Net assets	$60,205,689

Class IB
Net asset value, offering and redemption price per share, $24,581,542 / 2,583,413 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.52

Class K
Net asset value, offering and redemption price per share, $35,624,147 / 3,741,182 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.52

(x)	Includes value of securities on loan of $417,671.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $30,914 foreign withholding tax)	$677,151
Interest	19,736
Securities lending (net)	18,064

Total income	714,951

EXPENSES
Investment management fees	204,194
Administrative fees	36,072
Professional fees	31,989
Custodian fees	30,251
Distribution fees – Class IB	29,150
Printing and mailing expenses	10,621
Trustees’ fees	867
Miscellaneous	4,121

Gross expenses	347,265
Less: Waiver from investment manager	(40,830)

Net expenses	306,435

NET INVESTMENT INCOME (LOSS)	408,516

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	44,723
Futures contracts	357,929
Foreign currency transactions	175

Net realized gain (loss)	402,827

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,175,491
Futures contracts	745,102
Foreign currency translations	290

Net change in unrealized appreciation (depreciation)	4,920,883

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,323,710

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,732,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$408,516	$894,963
Net realized gain (loss)	402,827	(1,279,556)
Net change in unrealized appreciation (depreciation)	4,920,883	(9,082,161)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,732,226	(9,466,754)

Distributions to shareholders:
Class IB	—	(449,321)
Class K	—	(798,808)

Total distributions to shareholders	—	(1,248,129)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 435,377 and 1,082,599 shares, respectively ]	4,083,180	10,951,785
Capital shares issued in reinvestment of dividends and distributions [ 0 and 50,257 shares, respectively ]	—	449,321
Capital shares repurchased [ (314,249) and (659,999) shares, respectively ]	(2,941,081)	(6,492,575)

Total Class IB transactions	1,142,099	4,908,531

Class K
Capital shares sold [ 214,199 and 690,114 shares, respectively ]	2,003,679	6,629,661
Capital shares issued in reinvestment of dividends and distributions [ 0 and 89,527 shares, respectively ]	—	798,808
Capital shares repurchased [ (345,704) and (579,143) shares, respectively ]	(3,254,074)	(5,815,016)

Total Class K transactions	(1,250,395)	1,613,453

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(108,296)	6,521,984

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,623,930	(4,192,899)
NET ASSETS:
Beginning of period	54,581,759	58,774,658

End of period	$60,205,689	$54,581,759

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.62	$10.38	$8.01	$7.36	$9.05	$9.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.14	0.11	0.05	0.04	0.06
Net realized and unrealized gain (loss)	0.84	(1.71)	2.59	0.66	(1.68)	(0.36)

Total from investment operations	0.90	(1.57)	2.70	0.71	(1.64)	(0.30)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.09)	(0.05)	(0.05)	(0.05)
Distributions from net realized gains	—	(0.06)	(0.24)	—	—	(0.03)
Return of capital	—	—	—	(0.01)	—	—

Total dividends and distributions	—	(0.19)	(0.33)	(0.06)	(0.05)	(0.08)

Net asset value, end of period	$9.52	$8.62	$10.38	$8.01	$7.36	$9.05

Total return (b)	10.44%	(15.21)%	33.93%	9.70%	(18.09)%	(3.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,582	$21,221	$20,656	$9,929	$6,493	$11,062
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.20%	1.20%	1.23%	1.25%	1.25%
Before waivers (a)(f)	1.34%	1.35%	1.39%	1.47%	1.45%	1.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.27%	1.40%	1.15%	0.68%	0.43%	0.60%
Before waivers (a)(f)	1.13%	1.25%	0.96%	0.45%	0.23%	0.33%
Portfolio turnover rate (z)^	5%	8%	37%	16%	25%	4%

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.61	$10.38	$8.00	$7.35	$9.05	$9.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.16	0.12	0.07	0.07	0.10
Net realized and unrealized gain (loss)	0.84	(1.71)	2.62	0.66	(1.70)	(0.38)

Total from investment operations	0.91	(1.55)	2.74	0.73	(1.63)	(0.28)

Less distributions:
Dividends from net investment income	—	(0.16)	(0.12)	(0.07)	(0.07)	(0.07)
Distributions from net realized gains	—	(0.06)	(0.24)	—	—	(0.03)
Return of capital	—	—	—	(0.01)	—	—

Total dividends and distributions	—	(0.22)	(0.36)	(0.08)	(0.07)	(0.10)

Net asset value, end of period	$9.52	$8.61	$10.38	$8.00	$7.35	$9.05

Total return (b)	10.57%	(15.07)%	34.41%	9.99%	(17.99)%	(2.95)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,624	$33,360	$38,119	$31,477	$30,023	$35,592
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.95%	0.95%	0.98%	1.00%	1.00%
Before waivers (a)(f)	1.09%	1.10%	1.15%	1.22%	1.21%	1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.48%	1.61%	1.23%	0.87%	0.84%	0.99%
Before waivers (a)(f)	1.34%	1.46%	1.04%	0.64%	0.63%	0.74%
Portfolio turnover rate (z)^	5%	8%	37%	16%	25%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	21.2%
Health Care	14.0
Financials	13.0
Consumer Discretionary	10.1
Communication Services	10.1
Industrials	9.3
Consumer Staples	7.2
Energy	5.0
Utilities	3.3
Real Estate	3.0
Materials	2.7
Repurchase Agreements	0.1
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,181.90	$3.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	2.91
Class IB
Actual	1,000.00	1,181.60	3.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	2.91
Class K
Actual	1,000.00	1,183.06	1.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.15	1.66

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.58%, 0.58% and 0.33%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.1%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	1,766,504	$59,195,549
CenturyLink, Inc.	232,233	2,731,060
Verizon Communications, Inc.	1,001,036	57,189,187

		119,115,796

Entertainment (2.0%)
Activision Blizzard, Inc.	185,368	8,749,370
Electronic Arts, Inc.*	71,780	7,268,443
Netflix, Inc.*	105,820	38,869,802
Take-Two Interactive Software, Inc.*	27,244	3,093,011
Viacom, Inc., Class B	85,600	2,556,872
Walt Disney Co. (The)	422,614	59,013,819

		119,551,317

Interactive Media & Services (4.7%)
Alphabet, Inc., Class A*	72,499	78,501,917
Alphabet, Inc., Class C*	74,193	80,195,956
Facebook, Inc., Class A*	581,552	112,239,537
TripAdvisor, Inc.*	25,009	1,157,667
Twitter, Inc.*	176,674	6,165,922

		278,260,999

Media (1.4%)
CBS Corp. (Non-Voting), Class B	85,100	4,246,490
Charter Communications, Inc., Class A*	41,701	16,479,401
Comcast Corp., Class A	1,096,354	46,353,847
Discovery, Inc., Class A (x)*	38,166	1,171,696
Discovery, Inc., Class C*	87,197	2,480,755
DISH Network Corp., Class A*	55,809	2,143,624
Fox Corp., Class A	85,678	3,139,242
Fox Corp., Class B	39,281	1,434,935
Interpublic Group of Cos., Inc. (The)	93,626	2,115,011
News Corp., Class A	93,250	1,257,942
News Corp., Class B	29,911	417,558
Omnicom Group, Inc.	53,250	4,363,837

		85,604,338

Total Communication Services		602,532,450

Consumer Discretionary (10.1%)
Auto Components (0.1%)
Aptiv plc	62,336	5,038,619
BorgWarner, Inc.	50,170	2,106,137

		7,144,756

Automobiles (0.4%)
Ford Motor Co.	948,498	9,703,135
General Motors Co.	319,294	12,302,398
Harley-Davidson, Inc. (x)	38,450	1,377,663

		23,383,196

Distributors (0.1%)
Genuine Parts Co.	35,310	3,657,410
LKQ Corp.*	75,937	2,020,683

		5,678,093

Diversified Consumer Services (0.0%)
H&R Block, Inc.	49,200	1,441,560

Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	96,900	4,510,695
Chipotle Mexican Grill, Inc.*	5,901	4,324,725
Darden Restaurants, Inc.	29,750	3,621,467
Hilton Worldwide Holdings, Inc.	70,415	6,882,362
Marriott International, Inc., Class A	66,917	9,387,786
McDonald’s Corp.	184,850	38,385,951
MGM Resorts International	123,526	3,529,138
Norwegian Cruise Line Holdings Ltd.*	52,131	2,795,786
Royal Caribbean Cruises Ltd.	41,573	5,039,063
Starbucks Corp.	293,108	24,571,244
Wynn Resorts Ltd.	23,429	2,904,962
Yum! Brands, Inc.	74,030	8,192,900

		114,146,079

Household Durables (0.3%)
DR Horton, Inc.	82,200	3,545,286
Garmin Ltd.	29,260	2,334,948
Leggett & Platt, Inc.	31,700	1,216,329
Lennar Corp., Class A	69,050	3,346,163
Mohawk Industries, Inc.*	14,900	2,197,303
Newell Brands, Inc.	94,180	1,452,256
PulteGroup, Inc.	61,707	1,951,175
Whirlpool Corp.	15,316	2,180,386

		18,223,846

Internet & Direct Marketing Retail (3.7%)
Amazon.com, Inc.*	100,197	189,736,045
Booking Holdings, Inc.*	10,556	19,789,439
eBay, Inc.	198,250	7,830,875
Expedia Group, Inc.	28,639	3,809,846

		221,166,205

Leisure Products (0.1%)
Hasbro, Inc.	28,008	2,959,885

Multiline Retail (0.5%)
Dollar General Corp.	62,550	8,454,258
Dollar Tree, Inc.*	57,495	6,174,388
Kohl’s Corp.	39,220	1,864,911
Macy’s, Inc.	74,722	1,603,534
Nordstrom, Inc. (x)	25,370	808,288
Target Corp.	123,970	10,737,042

		29,642,421

Specialty Retail (2.3%)
Advance Auto Parts, Inc.	17,337	2,672,325
AutoZone, Inc.*	6,030	6,629,804
Best Buy Co., Inc.	56,175	3,917,083
CarMax, Inc.*	40,206	3,491,087
Foot Locker, Inc.	27,168	1,138,883
Gap, Inc. (The)	51,155	919,255
Home Depot, Inc. (The)	266,318	55,386,154
L Brands, Inc.	55,517	1,448,994
Lowe’s Cos., Inc.	189,480	19,120,427
O’Reilly Automotive, Inc.*	18,984	7,011,171
Ross Stores, Inc.	88,940	8,815,733
Tiffany & Co.	26,160	2,449,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
TJX Cos., Inc. (The)	293,500	$15,520,280
Tractor Supply Co.	29,215	3,178,592
Ulta Beauty, Inc.*	13,441	4,662,548

		136,361,958

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	36,468	1,264,710
Hanesbrands, Inc.	87,403	1,505,080
NIKE, Inc., Class B	304,200	25,537,590
PVH Corp.	18,056	1,708,820
Ralph Lauren Corp.	12,600	1,431,234
Tapestry, Inc.	70,200	2,227,446
Under Armour, Inc., Class A (x)*	45,416	1,151,296
Under Armour, Inc., Class C*	46,927	1,041,779
VF Corp.	78,750	6,878,812

		42,746,767

Total Consumer Discretionary		602,894,766

Consumer Staples (7.2%)
Beverages (1.8%)
Brown-Forman Corp., Class B	40,212	2,228,951
Coca-Cola Co. (The)	929,316	47,320,771
Constellation Brands, Inc., Class A	40,450	7,966,223
Molson Coors Brewing Co., Class B	45,450	2,545,200
Monster Beverage Corp.*	94,670	6,042,786
PepsiCo, Inc.	339,303	44,492,803

		110,596,734

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	106,450	28,130,477
Kroger Co. (The)	195,200	4,237,792
Sysco Corp.	114,400	8,090,368
Walgreens Boots Alliance, Inc.	188,050	10,280,693
Walmart, Inc.	338,618	37,413,903

		88,153,233

Food Products (1.1%)
Archer-Daniels-Midland Co.	135,566	5,531,093
Campbell Soup Co. (x)	46,600	1,867,262
Conagra Brands, Inc.	117,550	3,117,426
General Mills, Inc.	144,900	7,610,148
Hershey Co. (The)	33,700	4,516,811
Hormel Foods Corp.	65,816	2,668,181
JM Smucker Co. (The)	27,547	3,173,139
Kellogg Co.	60,100	3,219,557
Kraft Heinz Co. (The)	150,527	4,672,358
Lamb Weston Holdings, Inc.	35,309	2,237,178
McCormick & Co., Inc. (Non-Voting)	29,650	4,596,046
Mondelez International, Inc., Class A	348,631	18,791,211
Tyson Foods, Inc., Class A	71,350	5,760,799

		67,761,209

Household Products (1.7%)
Church & Dwight Co., Inc.	59,598	4,354,230
Clorox Co. (The)	30,850	4,723,444
Colgate-Palmolive Co.	207,750	14,889,442
Kimberly-Clark Corp.	83,194	11,088,096
Procter & Gamble Co. (The)	607,191	66,578,493

		101,633,705

Personal Products (0.2%)
Coty, Inc., Class A	72,722	974,475
Estee Lauder Cos., Inc. (The), Class A	53,050	9,713,985

		10,688,460

Tobacco (0.9%)
Altria Group, Inc.	452,800	21,440,080
Philip Morris International, Inc.	376,550	29,570,472

		51,010,552

Total Consumer Staples		429,843,893

Energy (5.0%)
Energy Equipment & Services (0.5%)
Baker Hughes a GE Co.	124,557	3,067,839
Halliburton Co.	211,550	4,810,647
Helmerich & Payne, Inc.	26,669	1,349,985
National Oilwell Varco, Inc.	93,397	2,076,215
Schlumberger Ltd.	335,234	13,322,199
TechnipFMC plc	101,891	2,643,053

		27,269,938

Oil, Gas & Consumable Fuels (4.5%)
Anadarko Petroleum Corp.	121,494	8,572,617
Apache Corp.	90,980	2,635,691
Cabot Oil & Gas Corp.	102,436	2,351,930
Chevron Corp.	461,084	57,377,293
Cimarex Energy Co.	24,552	1,456,670
Concho Resources, Inc.	48,578	5,012,278
ConocoPhillips	273,484	16,682,524
Devon Energy Corp.	100,500	2,866,260
Diamondback Energy, Inc.	37,402	4,075,696
EOG Resources, Inc.	140,400	13,079,664
Exxon Mobil Corp.#	1,024,133	78,479,312
Hess Corp. (x)	61,650	3,919,090
HollyFrontier Corp.	37,939	1,755,817
Kinder Morgan, Inc.	471,216	9,838,990
Marathon Oil Corp.	197,914	2,812,358
Marathon Petroleum Corp.	160,357	8,960,749
Noble Energy, Inc.	115,706	2,591,814
Occidental Petroleum Corp.	181,050	9,103,194
ONEOK, Inc.	99,841	6,870,059
Phillips 66	101,042	9,451,469
Pioneer Natural Resources Co.	40,729	6,266,564
Valero Energy Corp.	100,985	8,645,326
Williams Cos., Inc. (The)	293,271	8,223,319

		271,028,684

Total Energy		298,298,622

Financials (13.0%)
Banks (5.4%)
Bank of America Corp.	2,140,421	62,072,209
BB&T Corp.	185,400	9,108,702
Citigroup, Inc.	559,700	39,195,791
Citizens Financial Group, Inc.	110,921	3,922,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Comerica, Inc.	37,250	$2,705,840
Fifth Third Bancorp	175,917	4,908,084
First Republic Bank	39,874	3,893,696
Huntington Bancshares, Inc.	253,288	3,500,440
JPMorgan Chase & Co.	785,191	87,784,354
KeyCorp	244,000	4,331,000
M&T Bank Corp.	33,100	5,629,317
People’s United Financial, Inc.	95,443	1,601,533
PNC Financial Services Group, Inc. (The)	109,279	15,001,821
Regions Financial Corp.	245,252	3,664,065
SunTrust Banks, Inc.	107,400	6,750,090
SVB Financial Group*	12,662	2,843,759
US Bancorp	362,245	18,981,638
Wells Fargo & Co.	979,103	46,331,154
Zions Bancorp NA	44,150	2,030,017

		324,255,677

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	12,311	1,134,336
Ameriprise Financial, Inc.	32,407	4,704,200
Bank of New York Mellon Corp. (The)	213,219	9,413,619
BlackRock, Inc.	28,814	13,522,410
Cboe Global Markets, Inc.	27,062	2,804,435
Charles Schwab Corp. (The)	287,555	11,556,835
CME Group, Inc.	86,615	16,812,838
E*TRADE Financial Corp.	59,140	2,637,644
Franklin Resources, Inc.	71,201	2,477,795
Goldman Sachs Group, Inc. (The)	82,392	16,857,403
Intercontinental Exchange, Inc.	136,480	11,729,091
Invesco Ltd.	96,901	1,982,594
MarketAxess Holdings, Inc.	9,220	2,963,492
Moody’s Corp.	39,976	7,807,713
Morgan Stanley	309,413	13,555,384
MSCI, Inc.	20,528	4,901,881
Nasdaq, Inc.	28,073	2,699,780
Northern Trust Corp.	52,700	4,743,000
Raymond James Financial, Inc.	30,514	2,579,959
S&P Global, Inc.	59,550	13,564,895
State Street Corp.	90,320	5,063,339
T. Rowe Price Group, Inc.	57,186	6,273,876

		159,786,519

Consumer Finance (0.7%)
American Express Co.	165,710	20,455,242
Capital One Financial Corp.	113,594	10,307,520
Discover Financial Services	78,321	6,076,926
Synchrony Financial	153,462	5,320,528

		42,160,216

Diversified Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	469,126	100,003,589
Jefferies Financial Group, Inc.	61,242	1,177,684

		101,181,273

Insurance (2.5%)
Aflac, Inc.	180,400	9,887,724
Allstate Corp. (The)	80,576	8,193,773
American International Group, Inc.	210,448	11,212,669
Aon plc	58,275	11,245,910
Arthur J Gallagher & Co.	44,816	3,925,433
Assurant, Inc.	14,830	1,577,615
Chubb Ltd.	110,850	16,327,097
Cincinnati Financial Corp.	36,713	3,806,037
Everest Re Group Ltd.	9,845	2,433,487
Hartford Financial Services Group, Inc. (The)	87,450	4,872,714
Lincoln National Corp.	48,978	3,156,632
Loews Corp.	64,897	3,547,919
Marsh & McLennan Cos., Inc.	123,750	12,344,063
MetLife, Inc.	229,999	11,424,050
Principal Financial Group, Inc.	62,700	3,631,584
Progressive Corp. (The)	141,300	11,294,109
Prudential Financial, Inc.	98,200	9,918,200
Torchmark Corp.	24,462	2,188,371
Travelers Cos., Inc. (The)	63,374	9,475,680
Unum Group	51,220	1,718,431
Willis Towers Watson plc	31,301	5,995,394

		148,176,892

Total Financials		775,560,577

Health Care (14.0%)
Biotechnology (2.2%)
AbbVie, Inc.	357,774	26,017,325
Alexion Pharmaceuticals, Inc.*	54,300	7,112,214
Amgen, Inc.	147,668	27,212,259
Biogen, Inc.*	46,939	10,977,624
Celgene Corp.*	170,700	15,779,508
Gilead Sciences, Inc.	307,758	20,792,130
Incyte Corp.*	43,006	3,653,790
Regeneron Pharmaceuticals, Inc.*	19,034	5,957,642
Vertex Pharmaceuticals, Inc.*	62,033	11,375,612

		128,878,104

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	427,020	35,912,382
ABIOMED, Inc.*	10,961	2,855,231
Align Technology, Inc.*	17,637	4,827,247
Baxter International, Inc.	114,850	9,406,215
Becton Dickinson and Co.	65,315	16,460,033
Boston Scientific Corp.*	336,556	14,465,177
Cooper Cos., Inc. (The)	12,028	4,052,113
Danaher Corp.	152,450	21,788,154
Dentsply Sirona, Inc.	56,578	3,301,892
Edwards Lifesciences Corp.*	50,458	9,321,611
Hologic, Inc.*	64,839	3,113,569
IDEXX Laboratories, Inc.*	20,854	5,741,732
Intuitive Surgical, Inc.*	27,989	14,681,630
Medtronic plc	324,502	31,603,250
ResMed, Inc.	34,658	4,229,315
Stryker Corp.	75,000	15,418,500
Teleflex, Inc.	11,167	3,697,952
Varian Medical Systems, Inc.*	21,988	2,993,226
Zimmer Biomet Holdings, Inc.	49,550	5,834,017

		209,703,246

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	37,650	$3,210,039
Anthem, Inc.	62,250	17,567,572
Cardinal Health, Inc.	72,125	3,397,087
Centene Corp.*	99,074	5,195,441
Cigna Corp.	91,849	14,470,810
CVS Health Corp.	314,410	17,132,201
DaVita, Inc.*	30,538	1,718,068
HCA Healthcare, Inc.	64,580	8,729,279
Henry Schein, Inc.*	36,032	2,518,637
Humana, Inc.	32,700	8,675,310
Laboratory Corp. of America Holdings*	23,850	4,123,665
McKesson Corp.	45,931	6,172,667
Quest Diagnostics, Inc.	32,450	3,303,735
UnitedHealth Group, Inc.	230,100	56,146,701
Universal Health Services, Inc., Class B	20,050	2,614,319
WellCare Health Plans, Inc.*	12,040	3,432,243

		158,407,774

Health Care Technology (0.1%)
Cerner Corp.	78,742	5,771,789

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	76,473	5,710,239
Illumina, Inc.*	35,628	13,116,448
IQVIA Holdings, Inc.*	38,219	6,149,437
Mettler-Toledo International, Inc.*	6,074	5,102,160
PerkinElmer, Inc.	26,850	2,586,729
Thermo Fisher Scientific, Inc.	96,800	28,428,224
Waters Corp.*	16,800	3,616,032

		64,709,269

Pharmaceuticals (4.5%)
Allergan plc	74,545	12,481,069
Bristol-Myers Squibb Co.	395,923	17,955,108
Eli Lilly & Co.	209,148	23,171,507
Johnson & Johnson	642,660	89,509,685
Merck & Co., Inc.	623,217	52,256,745
Mylan NV*	124,750	2,375,240
Nektar Therapeutics*	42,149	1,499,661
Perrigo Co. plc	30,239	1,439,981
Pfizer, Inc.	1,343,811	58,213,893
Zoetis, Inc.	115,824	13,144,866

		272,047,755

Total Health Care		839,517,937

Industrials (9.3%)
Aerospace & Defense (2.6%)
Arconic, Inc.	96,632	2,495,038
Boeing Co. (The)	126,724	46,128,803
General Dynamics Corp.	65,700	11,945,574
Harris Corp.	28,334	5,358,809
Huntington Ingalls Industries, Inc.	10,106	2,271,223
L3 Technologies, Inc.	19,050	4,670,489
Lockheed Martin Corp.	59,508	21,633,538
Northrop Grumman Corp.	41,120	13,286,283
Raytheon Co.	67,400	11,719,512
Textron, Inc.	56,300	2,986,152
TransDigm Group, Inc.*	11,851	5,733,514
United Technologies Corp.	196,316	25,560,343

		153,789,278

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	33,002	2,783,719
Expeditors International of Washington, Inc.	41,548	3,151,831
FedEx Corp.	58,060	9,532,871
United Parcel Service, Inc., Class B	168,800	17,431,976

		32,900,397

Airlines (0.4%)
Alaska Air Group, Inc.	29,844	1,907,330
American Airlines Group, Inc.	95,763	3,122,832
Delta Air Lines, Inc.	144,173	8,181,818
Southwest Airlines Co.	118,218	6,003,110
United Continental Holdings, Inc.*	53,424	4,677,271

		23,892,361

Building Products (0.3%)
Allegion plc	22,738	2,513,686
AO Smith Corp.	34,115	1,608,863
Fortune Brands Home & Security, Inc.	33,846	1,933,622
Johnson Controls International plc	192,567	7,954,943
Masco Corp.	71,000	2,786,040

		16,797,154

Commercial Services & Supplies (0.4%)
Cintas Corp.	20,500	4,864,445
Copart, Inc.*	48,742	3,642,977
Republic Services, Inc.	52,151	4,518,363
Rollins, Inc.	35,600	1,276,972
Waste Management, Inc.	94,556	10,908,926

		25,211,683

Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	27,714	2,338,785
Quanta Services, Inc.	34,300	1,309,917

		3,648,702

Electrical Equipment (0.5%)
AMETEK, Inc.	55,148	5,009,644
Eaton Corp. plc	102,325	8,521,626
Emerson Electric Co.	148,700	9,921,264
Rockwell Automation, Inc.	28,700	4,701,921

		28,154,455

Industrial Conglomerates (1.4%)
3M Co.	139,550	24,189,597
General Electric Co.	2,110,915	22,164,607
Honeywell International, Inc.	176,162	30,756,124
Roper Technologies, Inc.	25,205	9,231,583

		86,341,911

Machinery (1.6%)
Caterpillar, Inc.	138,400	18,862,536
Cummins, Inc.	35,050	6,005,467

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Deere & Co.	76,700	$12,709,957
Dover Corp.	35,100	3,517,020
Flowserve Corp.	31,741	1,672,433
Fortive Corp.	71,325	5,814,414
Illinois Tool Works, Inc.	72,595	10,948,052
Ingersoll-Rand plc	58,315	7,386,761
PACCAR, Inc.	83,800	6,005,108
Parker-Hannifin Corp.	31,100	5,287,311
Pentair plc	38,258	1,423,198
Snap-on, Inc.	13,400	2,219,576
Stanley Black & Decker, Inc.	36,646	5,299,378
Wabtec Corp. (x)	39,112	2,806,677
Xylem, Inc.	43,500	3,638,340

		93,596,228

Professional Services (0.3%)
Equifax, Inc.	29,250	3,955,770
IHS Markit Ltd.*	88,026	5,609,017
Nielsen Holdings plc	86,021	1,944,075
Robert Half International, Inc.	28,600	1,630,486
Verisk Analytics, Inc.	39,629	5,804,063

		18,943,411

Road & Rail (1.0%)
CSX Corp.	186,000	14,390,820
JB Hunt Transport Services, Inc.	21,040	1,923,266
Kansas City Southern	24,290	2,959,008
Norfolk Southern Corp.	64,400	12,836,852
Union Pacific Corp.	171,300	28,968,543

		61,078,489

Trading Companies & Distributors (0.2%)
Fastenal Co.	138,532	4,514,758
United Rentals, Inc.*	19,050	2,526,601
WW Grainger, Inc.	10,850	2,910,296

		9,951,655

Total Industrials		554,305,724

Information Technology (21.2%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	12,856	3,337,675
Cisco Systems, Inc.	1,036,150	56,708,489
F5 Networks, Inc.*	14,450	2,104,353
Juniper Networks, Inc.	83,290	2,218,013
Motorola Solutions, Inc.	39,924	6,656,529

		71,025,059

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	72,232	6,929,938
Corning, Inc.	189,942	6,311,773
FLIR Systems, Inc.	32,707	1,769,449
IPG Photonics Corp.*	8,579	1,323,311
Keysight Technologies, Inc.*	45,501	4,086,445
TE Connectivity Ltd.	81,520	7,807,985

		28,228,901

IT Services (5.2%)
Accenture plc, Class A	154,400	28,528,488
Akamai Technologies, Inc.*	39,698	3,181,398
Alliance Data Systems Corp.	10,900	1,527,417
Automatic Data Processing, Inc.	105,360	17,419,169
Broadridge Financial Solutions, Inc.	28,081	3,585,382
Cognizant Technology Solutions Corp., Class A	137,750	8,731,972
DXC Technology Co.	64,841	3,575,981
Fidelity National Information Services, Inc.	78,399	9,617,989
Fiserv, Inc.*	94,950	8,655,642
FleetCor Technologies, Inc.*	20,873	5,862,182
Gartner, Inc.*	21,807	3,509,619
Global Payments, Inc.	37,969	6,079,976
International Business Machines Corp.	214,597	29,592,926
Jack Henry & Associates, Inc.	18,662	2,499,215
Mastercard, Inc., Class A	217,600	57,561,728
Paychex, Inc.	77,385	6,368,012
PayPal Holdings, Inc.*	284,400	32,552,424
Total System Services, Inc.	39,385	5,051,914
VeriSign, Inc.*	25,450	5,323,122
Visa, Inc., Class A	420,922	73,051,013
Western Union Co. (The)	104,179	2,072,120

		314,347,689

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc.*	214,612	6,517,766
Analog Devices, Inc.	89,512	10,103,219
Applied Materials, Inc.	226,500	10,172,115
Broadcom, Inc.	95,890	27,602,895
Intel Corp.	1,083,630	51,873,368
KLA-Tencor Corp.	39,100	4,621,620
Lam Research Corp.	36,338	6,825,730
Maxim Integrated Products, Inc.	65,932	3,944,052
Microchip Technology, Inc. (x)	57,586	4,992,706
Micron Technology, Inc.*	267,800	10,334,402
NVIDIA Corp.	147,450	24,215,714
Qorvo, Inc.*	28,825	1,920,033
QUALCOMM, Inc.	294,197	22,379,566
Skyworks Solutions, Inc.	41,747	3,225,791
Texas Instruments, Inc.	227,131	26,065,554
Xilinx, Inc.	61,450	7,246,184

		222,040,715

Software (6.7%)
Adobe, Inc.*	118,180	34,821,737
ANSYS, Inc.*	20,328	4,163,581
Autodesk, Inc.*	53,180	8,663,022
Cadence Design Systems, Inc.*	67,935	4,810,477
Citrix Systems, Inc.	30,250	2,968,735
Fortinet, Inc.*	35,096	2,696,426
Intuit, Inc.	62,800	16,411,524
Microsoft Corp.	1,854,866	248,477,849
Oracle Corp.	587,278	33,457,228
Red Hat, Inc.*	43,030	8,079,313
salesforce.com, Inc.*	187,939	28,515,985
Symantec Corp.	149,600	3,255,296
Synopsys, Inc.*	36,270	4,667,586

		400,988,759

Technology Hardware, Storage & Peripherals (3.9%)
Apple, Inc.	1,058,111	209,421,329
Hewlett Packard Enterprise Co.	324,119	4,845,579
HP, Inc.	364,519	7,578,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NetApp, Inc.	59,780	$3,688,426
Seagate Technology plc	60,890	2,869,137
Western Digital Corp.	70,842	3,368,537
Xerox Corp.	47,254	1,673,264

		233,444,622

Total Information Technology		1,270,075,745

Materials (2.7%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	53,350	12,076,839
Albemarle Corp. (x)	25,584	1,801,369
Celanese Corp.	30,630	3,301,914
CF Industries Holdings, Inc.	53,475	2,497,817
Corteva, Inc.*	181,251	5,359,592
Dow, Inc.	181,251	8,937,487
DuPont de Nemours, Inc.	181,250	13,606,438
Eastman Chemical Co.	33,450	2,603,414
Ecolab, Inc.	61,441	12,130,911
FMC Corp.	31,860	2,642,787
International Flavors & Fragrances, Inc. (x).	24,550	3,561,960
Linde plc	131,349	26,374,879
LyondellBasell Industries NV, Class A	73,427	6,324,268
Mosaic Co. (The)	85,910	2,150,327
PPG Industries, Inc.	57,100	6,664,141
Sherwin-Williams Co. (The)	19,700	9,028,313

		119,062,456

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	15,123	3,479,954
Vulcan Materials Co.	31,950	4,387,054

		7,867,008

Containers & Packaging (0.4%)
Amcor plc (x)*	395,226	4,541,147
Avery Dennison Corp.	20,400	2,359,872
Ball Corp.	81,000	5,669,190
International Paper Co.	96,135	4,164,568
Packaging Corp. of America	22,821	2,175,298
Sealed Air Corp.	37,634	1,609,982
Westrock Co.	62,156	2,266,829

		22,786,886

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	351,088	4,076,132
Newmont Goldcorp Corp.	198,372	7,631,371
Nucor Corp.	73,700	4,060,870

		15,768,373

Total Materials		165,484,723

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Alexandria Real Estate Equities, Inc. (REIT)	27,310	3,853,168
American Tower Corp. (REIT)	107,042	21,884,737
Apartment Investment & Management Co. (REIT), Class A	35,950	1,801,814
AvalonBay Communities, Inc. (REIT)	33,714	6,850,010
Boston Properties, Inc. (REIT)	37,430	4,828,470
Crown Castle International Corp. (REIT)	100,660	13,121,031
Digital Realty Trust, Inc. (REIT)	50,445	5,941,917
Duke Realty Corp. (REIT)	86,905	2,747,067
Equinix, Inc. (REIT)	20,395	10,284,994
Equity Residential (REIT)	89,580	6,800,914
Essex Property Trust, Inc. (REIT)	15,957	4,658,327
Extra Space Storage, Inc. (REIT)	30,793	3,267,137
Federal Realty Investment Trust (REIT)	18,131	2,334,548
HCP, Inc. (REIT)	115,658	3,698,743
Host Hotels & Resorts, Inc. (REIT)	179,289	3,266,646
Iron Mountain, Inc. (REIT)	69,384	2,171,719
Kimco Realty Corp. (REIT)	102,130	1,887,362
Macerich Co. (The) (REIT)	25,640	858,684
Mid-America Apartment Communities, Inc. (REIT)	27,592	3,249,234
Prologis, Inc. (REIT)	152,622	12,225,022
Public Storage (REIT)	36,310	8,647,953
Realty Income Corp. (REIT)	76,131	5,250,755
Regency Centers Corp. (REIT)	40,450	2,699,633
SBA Communications Corp. (REIT)*	27,402	6,161,066
Simon Property Group, Inc. (REIT)	74,825	11,954,042
SL Green Realty Corp. (REIT)	20,340	1,634,726
UDR, Inc. (REIT)	68,174	3,060,331
Ventas, Inc. (REIT)	89,366	6,108,166
Vornado Realty Trust (REIT)	42,005	2,692,520
Welltower, Inc. (REIT)	97,933	7,984,477
Weyerhaeuser Co. (REIT)	180,241	4,747,548

		176,672,761

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	75,630	3,879,819

Total Real Estate		180,552,580

Utilities (3.3%)
Electric Utilities (2.0%)
Alliant Energy Corp.	57,192	2,806,983
American Electric Power Co., Inc.	119,380	10,506,634
Duke Energy Corp.	176,200	15,547,888
Edison International	78,850	5,315,279
Entergy Corp.	45,900	4,724,487
Evergy, Inc.	59,015	3,549,752
Eversource Energy	77,694	5,886,097
Exelon Corp.	235,020	11,266,859
FirstEnergy Corp.	122,132	5,228,471
NextEra Energy, Inc.	115,950	23,753,517
Pinnacle West Capital Corp.	27,150	2,554,543
PPL Corp.	174,638	5,415,524
Southern Co. (The)	251,850	13,922,268
Xcel Energy, Inc.	124,495	7,406,208

		117,884,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)
Atmos Energy Corp.	28,323	$2,989,776

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	160,650	2,692,494
NRG Energy, Inc.	64,568	2,267,628

		4,960,122

Multi-Utilities (1.1%)
Ameren Corp.	59,400	4,461,534
CenterPoint Energy, Inc.	121,500	3,478,545
CMS Energy Corp.	68,600	3,972,626
Consolidated Edison, Inc.	79,150	6,939,872
Dominion Energy, Inc.	194,199	15,015,467
DTE Energy Co.	44,350	5,671,478
NiSource, Inc.	90,259	2,599,459
Public Service Enterprise Group, Inc.	122,250	7,190,745
Sempra Energy	66,422	9,129,040
WEC Energy Group, Inc.	76,282	6,359,630

		64,818,396

Water Utilities (0.1%)
American Water Works Co., Inc.	43,731	5,072,796

Total Utilities		195,725,600

Total Common Stocks (98.9%) (Cost $2,512,622,200)		5,914,792,617

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $800,173, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $816,000. (xx)	$800,000	800,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $100,023, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $102,001. (xx)	100,000	100,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $2,454,288, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $2,503,374. (xx)	2,453,777	2,453,777
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $400,084, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $409,614. (xx)	400,000	400,000

Total Repurchase Agreements		3,753,777

Total Short-Term Investments (0.1%) (Cost $3,753,777)		3,753,777

Total Investments in Securities (99.0%) (Cost $2,516,375,977)		5,918,546,394
Other Assets Less Liabilities (1.0%)		57,600,279

Net Assets (100%)		$5,976,146,673

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,563,510.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $20,289,795. This was collateralized by $17,388,395 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $3,753,777 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	379	9/2019	USD	55,792,590	803,771

					803,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$602,532,450	$—	$—	$602,532,450
Consumer Discretionary	602,894,766	—	—	602,894,766
Consumer Staples	429,843,893	—	—	429,843,893
Energy	298,298,622	—	—	298,298,622
Financials	775,560,577	—	—	775,560,577
Health Care	839,517,937	—	—	839,517,937
Industrials	554,305,724	—	—	554,305,724
Information Technology	1,270,075,745	—	—	1,270,075,745
Materials	165,484,723	—	—	165,484,723
Real Estate	180,552,580	—	—	180,552,580
Utilities	195,725,600	—	—	195,725,600
Futures	803,771	—	—	803,771
Short-Term Investments
Repurchase Agreements	—	3,753,777	—	3,753,777

Total Assets	$5,915,596,388	$3,753,777	$—	$5,919,350,165

Total Liabilities	$—	$—	$—	$—

Total	$5,915,596,388	$3,753,777	$—	$5,919,350,165

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$803,771	*

Total		$803,771

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,592,735	$4,592,735

Total	$4,592,735	$4,592,735

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,778,570	$2,778,570

Total	$2,778,570	$2,778,570

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $44,753,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$100,970,902
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$133,705,960

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,564,807,210
Aggregate gross unrealized depreciation	(179,651,747)

Net unrealized appreciation	$3,385,155,463

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,534,194,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $2,512,622,200)	$5,914,792,617
Repurchase Agreements (Cost $3,753,777)	3,753,777
Cash	63,981,488
Dividends, interest and other receivables	4,854,393
Receivable for Portfolio shares sold	1,284,504
Due from broker for futures variation margin	252,036
Securities lending income receivable	3,383
Other assets	63,330

Total assets	5,988,985,528

LIABILITIES
Payable for return of collateral on securities loaned	3,753,777
Payable for Portfolio shares redeemed	3,338,023
Payable for securities purchased	2,963,515
Investment management fees payable	1,041,877
Distribution fees payable – Class IB	696,665
Administrative fees payable	457,139
Distribution fees payable – Class IA	433,632
Trustees’ fees payable	3,127
Accrued expenses	151,100

Total liabilities	12,838,855

NET ASSETS	$5,976,146,673

Net assets were comprised of:
Paid in capital	$2,478,775,885
Total distributable earnings (loss)	3,497,370,788

Net assets	$5,976,146,673

Class IA
Net asset value, offering and redemption price per share, $2,170,651,563 / 45,464,220 shares outstanding (unlimited amount authorized: $0.01 par value)	$47.74

Class IB
Net asset value, offering and redemption price per share, $3,462,032,273 / 72,908,100 shares outstanding (unlimited amount authorized: $0.01 par value)	$47.48

Class K
Net asset value, offering and redemption price per share, $343,462,837 / 7,190,834 shares outstanding (unlimited amount authorized: $0.01 par value)	$47.76

(x)	Includes value of securities on loan of $20,289,795.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$57,819,210
Interest	458,644
Securities lending (net)	96,070

Total income	58,373,924

EXPENSES
Investment management fees	6,141,672
Distribution fees – Class IB	4,107,236
Administrative fees	2,702,437
Distribution fees – Class IA	2,541,349
Printing and mailing expenses	199,016
Professional fees	93,228
Trustees’ fees	84,506
Custodian fees	62,483
Miscellaneous	58,550

Total expenses	15,990,477

NET INVESTMENT INCOME (LOSS)	42,383,447

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	37,471,179
Futures contracts	4,592,735

Net realized gain (loss)	42,063,914

Change in unrealized appreciation (depreciation) on:
Investments in securities	838,587,953
Futures contracts	2,778,570

Net change in unrealized appreciation (depreciation)	841,366,523

NET REALIZED AND UNREALIZED GAIN (LOSS)	883,430,437

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$925,813,884

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$42,383,447	$81,682,505
Net realized gain (loss)	42,063,914	157,618,772
Net change in unrealized appreciation (depreciation)	841,366,523	(495,175,548)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	925,813,884	(255,874,271)

Distributions to shareholders:
Class IA	—	(74,272,077)
Class IB	—	(120,736,880)
Class K	—	(12,830,695)

Total distributions to shareholders	—	(207,839,652)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,815,526 and 2,079,513 shares, respectively ]	83,132,697	94,021,054
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,730,395 shares, respectively ]	—	74,272,077
Capital shares repurchased [ (1,944,941) and (3,941,173) shares, respectively ]	(88,352,645)	(179,328,217)

Total Class IA transactions	(5,219,948)	(11,035,086)

Class IB
Capital shares sold [ 3,202,990 and 6,002,860 shares, respectively ]	143,644,412	271,768,845
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,828,312 shares, respectively ]	—	120,736,880
Capital shares repurchased [ (4,220,987) and (9,189,376) shares, respectively ]	(190,310,850)	(415,235,396)

Total Class IB transactions	(46,666,438)	(22,729,671)

Class K
Capital shares sold [ 333,329 and 820,600 shares, respectively ]	15,205,993	36,928,823
Capital shares issued in reinvestment of dividends and distributions [ 0 and 299,309 shares, respectively ]	—	12,830,695
Capital shares repurchased [ (548,577) and (1,461,337) shares, respectively ]	(24,918,258)	(66,521,498)

Total Class K transactions	(9,712,265)	(16,761,980)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(61,598,651)	(50,526,737)

TOTAL INCREASE (DECREASE) IN NET ASSETS	864,215,233	(514,240,660)
NET ASSETS:
Beginning of period	5,111,931,440	5,626,172,100

End of period	$5,976,146,673	$5,111,931,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$40.40	$44.17	$37.31	$34.49	$35.46	$32.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.33	0.65	0.59	0.56	0.58	0.49
Net realized and unrealized gain (loss)	7.01	(2.73)	7.24	3.32	(0.32)	3.68

Total from investment operations	7.34	(2.08)	7.83	3.88	0.26	4.17

Less distributions:
Dividends from net investment income	—	(0.67)	(0.60)	(0.57)	(0.58)	(0.48)
Distributions from net realized gains	—	(1.02)	(0.37)	(0.49)	(0.65)	(0.44)

Total dividends and distributions	—	(1.69)	(0.97)	(1.06)	(1.23)	(0.92)

Net asset value, end of period	$47.74	$40.40	$44.17	$37.31	$34.49	$35.46

Total return (b)	18.19%	(4.93)%	21.02%	11.24%	0.81%	12.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,170,652	$1,842,197	$2,019,882	$1,732,371	$1,600,811	$1,628,300
Ratio of expenses to average net assets (a)(f)	0.58%	0.58%	0.60%	0.61%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets (a)(f)	1.49%	1.42%	1.43%	1.59%	1.63%	1.44%
Portfolio turnover rate (z)^	2%	3%	3%	5%	5%	4%

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$40.19	$43.94	$37.12	$34.32	$35.29	$32.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.33	0.64	0.58	0.56	0.58	0.49
Net realized and unrealized gain (loss)	6.96	(2.70)	7.21	3.30	(0.32)	3.67

Total from investment operations	7.29	(2.06)	7.79	3.86	0.26	4.16

Less distributions:
Dividends from net investment income	—	(0.67)	(0.60)	(0.57)	(0.58)	(0.48)
Distributions from net realized gains	—	(1.02)	(0.37)	(0.49)	(0.65)	(0.44)

Total dividends and distributions	—	(1.69)	(0.97)	(1.06)	(1.23)	(0.92)

Net asset value, end of period	$47.48	$40.19	$43.94	$37.12	$34.32	$35.29

Total return (b)	18.16%	(4.91)%	21.02%	11.22%	0.81%	12.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,462,032	$2,970,740	$3,264,301	$2,766,809	$2,493,237	$2,533,152
Ratio of expenses to average net assets (a)(f)	0.58%	0.58%	0.60%	0.61%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets (a)(f)	1.49%	1.42%	1.43%	1.59%	1.62%	1.44%
Portfolio turnover rate (z)^	2%	3%	3%	5%	5%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$40.37	$44.14	$37.27	$34.46	$35.46	$32.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.39	0.76	0.69	0.65	0.67	0.58
Net realized and unrealized gain (loss)	7.00	(2.73)	7.25	3.32	(0.35)	3.69

Total from investment operations	7.39	(1.97)	7.94	3.97	0.32	4.27

Less distributions:
Dividends from net investment income	—	(0.78)	(0.70)	(0.67)	(0.67)	(0.57)
Distributions from net realized gains	—	(1.02)	(0.37)	(0.49)	(0.65)	(0.44)

Total dividends and distributions	—	(1.80)	(1.07)	(1.16)	(1.32)	(1.01)

Net asset value, end of period	$47.76	$40.37	$44.14	$37.27	$34.46	$35.46

Total return (b)	18.31%	(4.69)%	21.34%	11.50%	0.99%	13.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$343,463	$298,994	$341,989	$284,729	$275,928	$262,913
Ratio of expenses to average net assets (a)(f)	0.33%	0.33%	0.35%	0.36%	0.36%	0.37%
Ratio of net investment income (loss) to average net assets (a)(f)	1.74%	1.67%	1.68%	1.84%	1.88%	1.70%
Portfolio turnover rate (z)^	2%	3%	3%	5%	5%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	20.3%
Health Care	14.2
Financials	12.5
Consumer Discretionary	10.7
Communication Services	10.3
Industrials	9.1
Consumer Staples	7.0
Energy	5.1
Utilities	3.2
Real Estate	3.0
Materials	2.6
Exchange Traded Fund	0.9
Repurchase Agreements	0.7
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,180.50	$4.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.48	4.36
Class K
Actual	1,000.00	1,181.88	3.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.72	3.11

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.3%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	205,900	$6,899,709
CenturyLink, Inc.	16,000	188,160

		7,087,869

Entertainment (2.4%)
Activision Blizzard, Inc.	60,600	2,860,320
Electronic Arts, Inc.*	17,700	1,792,302
iQIYI, Inc. (ADR) (x)*	4,200	86,730
Netflix, Inc.*	14,000	5,142,480
Sea Ltd. (ADR) (x)*	3,800	126,236
Take-Two Interactive Software, Inc.*	4,900	556,297
Viacom, Inc., Class B	11,000	328,570
Walt Disney Co. (The)	53,200	7,428,848

		18,321,783

Interactive Media & Services (6.0%)
Alphabet, Inc., Class A*	4,600	4,980,880
Alphabet, Inc., Class C*	15,300	16,537,923
Cargurus, Inc.*	10,600	382,766
Facebook, Inc., Class A*	94,670	18,271,310
Momo, Inc. (ADR)	31,400	1,124,120
Tencent Holdings Ltd.	51,400	2,320,064
Twitter, Inc.*	20,300	708,470
Wise Talent Information Technology Co. Ltd. (m)*	238,200	631,199

		44,956,732

Media (0.7%)
Comcast Corp., Class A	131,200	5,547,136
MDC Partners, Inc., Class A*	49,300	124,236
MultiChoice Group Ltd.*	700	6,658

		5,678,030

Wireless Telecommunication Services (0.3%)
Boingo Wireless, Inc.*	7,100	127,587
T-Mobile US, Inc.*	25,000	1,853,500

		1,981,087

Total Communication Services		78,025,501

Consumer Discretionary (10.7%)
Auto Components (0.3%)
Aptiv plc	32,700	2,643,141

Diversified Consumer Services (0.0%)
Arco Platform Ltd., Class A*	1,209	52,930
Grand Canyon Education, Inc.*	1,900	222,338

		275,268

Hotels, Restaurants & Leisure (1.8%)
Domino’s Pizza, Inc.	8,300	2,309,724
McDonald’s Corp.	40,300	8,368,698
Royal Caribbean Cruises Ltd.	25,600	3,102,976

		13,781,398

Household Durables (0.2%)
Lennar Corp., Class A	37,900	1,836,634

Internet & Direct Marketing Retail (4.8%)
Alibaba Group Holding Ltd. (ADR)*	8,200	1,389,490
Amazon.com, Inc.*	13,500	25,564,005
Booking Holdings, Inc.*	3,020	5,661,624
MakeMyTrip Ltd. (x)*	12,991	322,177
Meituan Dianping, Class B (m)(x)*	268,600	2,355,326
Naspers Ltd., Class N	1,400	339,888
Pinduoduo, Inc. (ADR) (x)*	12,800	264,064

		35,896,574

Leisure Products (0.3%)
Brunswick Corp.	42,900	1,968,681

Multiline Retail (0.4%)
Dollar Tree, Inc.*	25,200	2,706,228

Specialty Retail (2.2%)
Burlington Stores, Inc.*	15,700	2,671,355
Home Depot, Inc. (The)	44,500	9,254,665
TJX Cos., Inc. (The)	85,900	4,542,392

		16,468,412

Textiles, Apparel & Luxury Goods (0.7%)
NIKE, Inc., Class B	33,800	2,837,510
Tapestry, Inc.	73,900	2,344,847

		5,182,357

Total Consumer Discretionary		80,758,693

Consumer Staples (7.0%)
Beverages (2.2%)
Coca-Cola Co. (The)	153,600	7,821,312
Constellation Brands, Inc., Class A	12,100	2,382,974
Diageo plc	18,800	807,932
Keurig Dr Pepper, Inc.	31,000	895,900
Monster Beverage Corp.*	36,500	2,329,795
PepsiCo, Inc.	18,300	2,399,679

		16,637,592

Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	4,800	1,268,448
Kroger Co. (The)	30,200	655,642
Sysco Corp.	25,100	1,775,072
Walmart, Inc.	19,200	2,121,408

		5,820,570

Food Products (1.1%)
Bunge Ltd.	14,700	818,937
Conagra Brands, Inc.	13,500	358,020
Danone SA	7,600	643,826
Kraft Heinz Co. (The)	36,000	1,117,440
Mondelez International, Inc., Class A	91,200	4,915,680
Simply Good Foods Co. (The)*	27,200	654,976

		8,508,879

Household Products (1.6%)
Colgate-Palmolive Co.	47,900	3,432,993
Energizer Holdings, Inc. (x)	17,500	676,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Procter & Gamble Co. (The)	73,000	$8,004,450

		12,113,643

Personal Products (0.3%)
Coty, Inc., Class A	64,032	858,029
Unilever NV (CVA)	27,300	1,662,654

		2,520,683

Tobacco (1.0%)
Altria Group, Inc.	67,500	3,196,125
Philip Morris International, Inc.	53,800	4,224,914

		7,421,039

Total Consumer Staples		53,022,406

Energy (5.0%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	46,600	1,147,758
Liberty Oilfield Services, Inc., Class A (x)	19,300	312,274
NCS Multistage Holdings, Inc.*	52,200	185,310
Oceaneering International, Inc.*	11,400	232,446

		1,877,788

Oil, Gas & Consumable Fuels (4.8%)
Berry Petroleum Corp.	50,000	530,000
BP plc (ADR)	42,445	1,769,956
Brigham Minerals, Inc., Class A*	20,300	435,638
Cabot Oil & Gas Corp.	33,400	766,864
Chevron Corp.	44,000	5,475,360
Devon Energy Corp.	74,800	2,133,296
Diamondback Energy, Inc.	14,800	1,612,756
EOG Resources, Inc.	36,500	3,400,340
Exxon Mobil Corp.	67,000	5,134,210
Kimbell Royalty Partners LP	38,400	620,160
Magnolia Oil & Gas Corp., Class A (x)*	66,900	774,702
Marathon Petroleum Corp.	3,200	178,816
Noble Energy, Inc.	44,100	987,840
Parsley Energy, Inc., Class A*	65,400	1,243,254
Phillips 66	28,900	2,703,306
Pioneer Natural Resources Co.	15,600	2,400,216
PrairieSky Royalty Ltd. (x)	29,800	418,709
Rattler Midstream LP*	15,900	308,301
Suncor Energy, Inc.	65,700	2,049,441
Targa Resources Corp.	10,900	427,934
Valero Energy Corp.	29,400	2,516,934
Viper Energy Partners LP	12,600	388,332

		36,276,365

Total Energy		38,154,153

Financials (12.5%)
Banks (4.6%)
Bank of America Corp.	241,300	6,997,700
Citigroup, Inc.	123,500	8,648,705
Eurobank Ergasias SA*	245,000	240,980
First Horizon National Corp.	106,500	1,590,045
Huntington Bancshares, Inc.	297,900	4,116,978
KeyCorp	94,100	1,670,275
M&T Bank Corp.	8,400	1,428,588
PNC Financial Services Group, Inc. (The)	18,400	2,525,952
Sberbank of Russia PJSC (ADR)	41,100	632,118
Signature Bank	11,500	1,389,660
SunTrust Banks, Inc.	21,700	1,363,845
Wells Fargo & Co.	75,800	3,586,856

		34,191,702

Capital Markets (1.8%)
BlackRock, Inc.	5,100	2,393,430
Cboe Global Markets, Inc.	25,400	2,632,202
E*TRADE Financial Corp.	69,800	3,113,080
Monex Group, Inc. (x)	141,200	497,667
Morgan Stanley	60,200	2,637,362
State Street Corp.	16,900	947,414
Tradeweb Markets, Inc., Class A (x)	5,600	245,336
Virtu Financial, Inc., Class A (x)	57,800	1,258,884

		13,725,375

Consumer Finance (3.2%)
360 Finance, Inc. (ADR) (x)*	104,300	1,225,525
Ally Financial, Inc.	46,600	1,444,134
American Express Co.	40,800	5,036,352
Capital One Financial Corp.	105,800	9,600,292
Green Dot Corp., Class A*	5,800	283,620
LexinFintech Holdings Ltd. (ADR)*	13,500	150,660
OneMain Holdings, Inc.	107,488	3,634,169
PPDAI Group, Inc. (ADR)	11,300	49,155
SLM Corp.	83,800	814,536
Synchrony Financial	55,700	1,931,119

		24,169,562

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class A*	4	1,273,400
Berkshire Hathaway, Inc., Class B*	11,700	2,494,089

		3,767,489

Insurance (2.4%)
American International Group, Inc.	82,400	4,390,272
Hartford Financial Services Group, Inc. (The)	34,100	1,900,052
Marsh & McLennan Cos., Inc.	37,437	3,734,341
MetLife, Inc.	61,300	3,044,771
Travelers Cos., Inc. (The)	21,600	3,229,632
Willis Towers Watson plc	9,900	1,896,246

		18,195,314

Total Financials		94,049,442

Health Care (14.2%)
Biotechnology (2.4%)
Alexion Pharmaceuticals, Inc.*	35,747	4,682,142
Amgen, Inc.	24,996	4,606,263
Celgene Corp.*	23,236	2,147,936
Global Blood Therapeutics, Inc.*	9,487	499,016
Immunomedics, Inc. (x)*	15,000	208,050
Sarepta Therapeutics, Inc.*	4,287	651,410
Vertex Pharmaceuticals, Inc.*	28,791	5,279,693

		18,074,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (4.4%)
Abbott Laboratories	99,737	$8,387,882
Becton Dickinson and Co.	23,258	5,861,249
Boston Scientific Corp.*	185,000	7,951,300
Danaher Corp.	14,332	2,048,329
Haemonetics Corp.*	1,126	135,503
Hologic, Inc.*	32,608	1,565,836
Intuitive Surgical, Inc.*	7,700	4,039,035
Stryker Corp.	8,600	1,767,988
Wright Medical Group NV*	51,800	1,544,676

		33,301,798

Health Care Providers & Services (3.2%)
DaVita, Inc.*	18,571	1,044,805
HCA Healthcare, Inc.	29,731	4,018,739
Humana, Inc.	14,700	3,899,910
Molina Healthcare, Inc.*	14,700	2,104,158
UnitedHealth Group, Inc.	53,500	13,054,535

		24,122,147

Health Care Technology (0.1%)
Change Healthcare, Inc.*	31,400	458,440

Life Sciences Tools & Services (0.9%)
Thermo Fisher Scientific, Inc.	24,020	7,054,193

Pharmaceuticals (3.2%)
Allergan plc	13,441	2,250,427
AstraZeneca plc	6,700	547,788
AstraZeneca plc (ADR)	129,500	5,345,760
Bristol-Myers Squibb Co.	131,630	5,969,420
Eli Lilly & Co.	25,100	2,780,829
Horizon Therapeutics plc*	25,700	618,342
Roche Holding AG	23,178	6,521,039

		24,033,605

Total Health Care		107,044,693

Industrials (9.1%)
Aerospace & Defense (1.6%)
Boeing Co. (The)	7,700	2,802,877
General Dynamics Corp.	6,900	1,254,558
Northrop Grumman Corp.	8,900	2,875,679
Raytheon Co.	2,100	365,148
United Technologies Corp.	35,700	4,648,140

		11,946,402

Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	48,000	4,956,960

Airlines (0.4%)
American Airlines Group, Inc.	95,300	3,107,733

Construction & Engineering (1.0%)
AECOM*	180,000	6,813,000
Jacobs Engineering Group, Inc.	4,500	379,755

		7,192,755

Electrical Equipment (0.4%)
Sensata Technologies Holding plc*	52,900	2,592,100
Vivint Solar, Inc. (x)*	20,650	150,745

		2,742,845

Industrial Conglomerates (1.4%)
3M Co.	5,600	970,704
General Electric Co.	783,700	8,228,850
Honeywell International, Inc.	10,100	1,763,359

		10,962,913

Machinery (0.7%)
Caterpillar, Inc.	600	81,774
WABCO Holdings, Inc.*	42,000	5,569,200

		5,650,974

Marine (0.4%)
AP Moller – Maersk A/S, Class B	2,686	3,331,644

Professional Services (0.4%)
Nielsen Holdings plc	142,281	3,215,551

Road & Rail (1.4%)
CSX Corp.	50,000	3,868,500
Norfolk Southern Corp.	27,700	5,521,441
Union Pacific Corp.	6,600	1,116,126

		10,506,067

Trading Companies & Distributors (0.7%)
HD Supply Holdings, Inc.*	129,100	5,200,148

Total Industrials		68,813,992

Information Technology (20.3%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	57,400	3,141,502
Telefonaktiebolaget LM Ericsson (ADR)	78,700	747,650

		3,889,152

Electronic Equipment, Instruments & Components (0.1%)
Flex Ltd.*	61,900	592,383
Jabil, Inc.	10,000	316,000

		908,383

IT Services (2.0%)
Akamai Technologies, Inc.*	5,400	432,756
Alliance Data Systems Corp.	17,900	2,508,327
Cognizant Technology Solutions Corp., Class A	22,900	1,451,631
DXC Technology Co.	15,300	843,795
Fidelity National Information Services, Inc.	5,600	687,008
FleetCor Technologies, Inc.*	2,200	617,870
Global Payments, Inc.	4,800	768,624
GoDaddy, Inc., Class A*	3,400	238,510
GreenSky, Inc., Class A*	24,600	302,334
Mastercard, Inc., Class A	3,200	846,496
Pagseguro Digital Ltd., Class A(x)*	5,500	214,335
PayPal Holdings, Inc.*	39,900	4,566,954
Verra Mobility Corp. (x)*	34,800	455,532
Visa, Inc., Class A	5,500	954,525

		14,888,697

Semiconductors & Semiconductor Equipment (5.4%)
Advanced Micro Devices, Inc.*	20,000	607,400
ams AG*	7,159	280,655
Analog Devices, Inc.	10,200	1,151,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Materials, Inc.	48,400	$2,173,644
Broadcom, Inc.	12,000	3,454,320
Lam Research Corp.	25,500	4,789,920
MACOM Technology Solutions Holdings, Inc. (x)*	38,800	587,044
Marvell Technology Group Ltd.	104,700	2,499,189
Microchip Technology, Inc. (x)	5,800	502,860
Micron Technology, Inc.*	56,600	2,184,194
NVIDIA Corp.	30,100	4,943,323
NXP Semiconductors NV	51,697	5,046,144
NXP Semiconductors NV	3	293
ON Semiconductor Corp.*	263,430	5,323,920
QUALCOMM, Inc.	76,300	5,804,141
Sanken Electric Co. Ltd.	21,700	453,060
Semtech Corp.*	1,800	86,490
Xilinx, Inc.	5,083	599,387

		40,487,258

Software (8.8%)
2U, Inc. (x)*	24,400	918,416
Adobe, Inc.*	15,900	4,684,935
Autodesk, Inc.*	24,300	3,958,470
Avast plc (m)	2,400	9,144
Blue Prism Group plc*	20,950	367,687
Box, Inc., Class A*	2,100	36,981
Citrix Systems, Inc.	17,100	1,678,194
Elastic NV (x)*	34,700	2,590,702
Everbridge, Inc.*	100	8,942
Kingsoft Corp. Ltd.*	353,000	763,688
LivePerson, Inc.*	7,300	204,692
Microsoft Corp.	283,600	37,991,056
Pivotal Software, Inc., Class A (x)*	14,600	154,176
Pluralsight, Inc., Class A*	8,600	260,752
PTC, Inc.*	13,100	1,175,856
salesforce.com, Inc.*	35,900	5,447,107
SVMK, Inc.*	142,090	2,345,906
Symantec Corp.	38,300	833,408
Talend SA (ADR)*	36,000	1,389,240
TOTVS SA	37,500	429,595
Varonis Systems, Inc.*	12,400	768,056
Zuora, Inc., Class A (x)*	36,200	554,584

		66,571,587

Technology Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	124,100	24,561,872
Pure Storage, Inc., Class A*	86,200	1,316,274
Western Digital Corp.	8,800	418,440

		26,296,586

Total Information Technology		153,041,663

Materials (2.6%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	6,900	1,561,953
Amyris, Inc. (x)*	57,800	205,768
Chemours Co. (The)	53,800	1,291,200
Corteva, Inc.*	38,300	1,132,531
Dow, Inc.	12,266	604,836
DuPont de Nemours, Inc.	30,499	2,289,560
Ecolab, Inc.	5,200	1,026,688
International Flavors & Fragrances, Inc. (x)	5,100	739,959
LG Chem Ltd.	2,310	709,215
Linde plc	15,962	3,205,170
LyondellBasell Industries NV, Class A	3,200	275,616
Olin Corp.	53,700	1,176,567
Sherwin-Williams Co. (The)	1,500	687,435
Tronox Holdings plc, Class A	35,900	458,802
Westlake Chemical Corp.	2,700	187,542
WR Grace & Co.	2,400	182,664

		15,735,506

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	2,900	667,319
Vulcan Materials Co.	5,700	782,667

		1,449,986

Containers & Packaging (0.2%)
AptarGroup, Inc.	1,600	198,944
Avery Dennison Corp.	4,300	497,424
Crown Holdings, Inc.*	15,700	959,270

		1,655,638

Metals & Mining (0.1%)
Newmont Goldcorp Corp.	22,400	861,728

Total Materials		19,702,858

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Alexandria Real Estate Equities, Inc. (REIT)	12,500	1,763,625
American Tower Corp. (REIT)	28,100	5,745,045
CorePoint Lodging, Inc. (REIT)	16,000	198,240
Corporate Office Properties Trust (REIT)	45,300	1,194,561
Crown Castle International Corp. (REIT)	8,273	1,078,386
Equinix, Inc. (REIT)	5,400	2,723,166
Equity LifeStyle Properties, Inc. (REIT)	8,400	1,019,256
Front Yard Residential Corp. (REIT)	75,600	923,832
Outfront Media, Inc. (REIT)	6,300	162,477
PotlatchDeltic Corp. (REIT)	18,200	709,436
Prologis, Inc. (REIT)	32,000	2,563,200
Simon Property Group, Inc. (REIT)	1,900	303,544
Spirit Realty Capital, Inc. (REIT) (x)	3,940	168,080
STORE Capital Corp. (REIT)	10,600	351,814
VICI Properties, Inc. (REIT)	27,800	612,712
Welltower, Inc. (REIT)	27,500	2,242,075

		21,759,449

Real Estate Management & Development (0.1%)
Cushman & Wakefield plc*	44,200	790,296

Total Real Estate		22,549,745

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (3.2%)
Electric Utilities (2.2%)
Avangrid, Inc.	9,200	$464,600
Edison International	31,400	2,116,674
Entergy Corp.	19,000	1,955,670
Evergy, Inc.	12,400	745,860
Exelon Corp.	64,500	3,092,130
FirstEnergy Corp.	44,100	1,887,921
NextEra Energy, Inc.	18,900	3,871,854
PG&E Corp.*	13,200	302,544
PPL Corp.	57,400	1,779,974

		16,217,227

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	7,500	125,700
NRG Energy, Inc.	14,800	519,776

		645,476

Multi-Utilities (0.9%)
Dominion Energy, Inc.	35,887	2,774,783
Public Service Enterprise Group, Inc.	35,200	2,070,464
Sempra Energy	15,700	2,157,808

		7,003,055

Total Utilities		23,865,758

Total Common Stocks (97.9%) (Cost $696,434,902)		739,028,904

EXCHANGE TRADED FUND (ETF):
Equity (0.9%)
iShares Core S&P 500 ETF	23,000	6,779,250
		—

Total Exchange Traded Fund (0.9%) (Cost $6,782,055)		6,779,250

MASTER LIMITED PARTNERSHIPS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Black Stone Minerals LP	27,800	430,900
Hess Midstream Partners LP	13,300	259,350

Total Energy		690,250

Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management LLC, Class A	8,700	298,410

Total Financials		298,410

Total Master Limited Partnerships (0.1%) (Cost $1,066,516)		988,660

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $2,000,433, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $2,040,000. (xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $1,000,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $2,210,564, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $2,254,775. (xx)	2,210,104	2,210,104

Total Repurchase Agreements		5,210,104

Total Short-Term Investments (0.7%) (Cost $5,210,104)		5,210,104

Total Investments in Securities (99.6%) (Cost $709,493,577)		752,006,918
Other Assets Less Liabilities (0.4%)		2,773,641

Net Assets (100%)		$754,780,559

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $2,995,669 or 0.4% of net assets.

(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $10,803,747. This was collateralized by $6,027,250 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/11/19 - 2/15/49 and by cash of $5,210,104 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
HKD	— Hong Kong Dollar
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HKD	2,286,700	USD	292,604	Brown Brothers Harriman & Co.	7/3/2019	124
HKD	3,167	USD	406	JPMorgan Chase Bank	7/3/2019	—
HKD	879,500	USD	112,540	Nortrust Nominees Limited	7/3/2019	47

Net unrealized appreciation						171

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$75,067,580	$2,957,921	$—	$78,025,501
Consumer Discretionary	78,063,479	2,695,214	—	80,758,693
Consumer Staples	49,907,994	3,114,412	—	53,022,406
Energy	38,154,153	—	—	38,154,153
Financials	92,678,677	1,370,765	—	94,049,442
Health Care	99,975,866	7,068,827	—	107,044,693
Industrials	65,482,348	3,331,644	—	68,813,992
Information Technology	151,167,429	1,874,234	—	153,041,663
Materials	18,993,643	709,215	—	19,702,858
Real Estate	22,549,745	—	—	22,549,745
Utilities	23,865,758	—	—	23,865,758
Exchange Traded Fund	6,779,250	—	—	6,779,250
Forward Currency Contracts	—	171	—	171
Master Limited Partnerships
Energy	690,250	—	—	690,250
Financials	298,410	—	—	298,410
Short-Term Investments
Repurchase Agreements	—	5,210,104	—	5,210,104

Total Assets	$723,674,582	$28,332,507	$—	$752,007,089

Total Liabilities	$—	$—	$—	$—

Total	$723,674,582	$28,332,507	$—	$752,007,089

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$171

Total		$171

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$2,273	$2,273

Total	$2,273	$2,273

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$171	$171

Total	$171	$171

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $100,000 for two months during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Brown Brothers Harriman & Co.	$124	$—	$—	$124
Nortrust Nominees Limited	47	—	—	47

Total	$171	$—	$—	$171

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$265,728,983
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$283,765,812

* During the six months ended June 30, 2019, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,286,879
Aggregate gross unrealized depreciation	(24,239,158)

Net unrealized appreciation	$41,047,721

Federal income tax cost of investments in securities and derivative instruments, if applicable	$710,959,368

For the six months ended June 30, 2019, the Portfolio incurred approximately $28,296 as brokerage commissions with National Financial Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $704,283,473)	$746,796,814
Repurchase Agreements (Cost $5,210,104)	5,210,104
Cash	9,715,101
Foreign cash (Cost $293,035)	296,756
Receivable for securities sold	4,480,647
Dividends, interest and other receivables	669,604
Receivable for Portfolio shares sold	255,856
Deferred offering cost	45,761
Securities lending income receivable	8,568
Unrealized appreciation on forward foreign currency contracts	171
Other assets	9,254

Total assets	767,488,636

LIABILITIES
Payable for securities purchased	6,845,149
Payable for return of collateral on securities loaned	5,210,104
Investment management fees payable	283,029
Distribution fees payable – Class IB	151,324
Payable for Portfolio shares redeemed	135,281
Administrative fees payable	57,808
Accrued expenses	25,382

Total liabilities	12,708,077

NET ASSETS	$754,780,559

Net assets were comprised of:
Paid in capital	$722,734,986
Total distributable earnings (loss)	32,045,573

Net assets	$754,780,559

Class IB
Net asset value, offering and redemption price per share, $752,928,417 / 20,785,036 shares outstanding (unlimited amount authorized: $0.01 par value)	$36.22

Class K
Net asset value, offering and redemption price per share, $1,852,142 / 49,660 shares outstanding (unlimited amount authorized: $0.01 par value)	$37.30

(x)	Includes value of securities on loan of $10,803,747.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $50,376 foreign withholding tax)	$6,696,810
Interest	89,146
Securities lending (net)	58,172

Total income	6,844,128

EXPENSES
Investment management fees	1,956,474
Distribution fees – Class IB	903,177
Administrative fees	346,857
Offering costs	73,296
Printing and mailing expenses	33,139
Professional fees	27,991
Custodian fees	22,890
Trustees’ fees	10,887
Tax expense	3,726
Miscellaneous	3,063

Gross expenses	3,381,500
Less: Waiver from investment manager	(226,266)

Net expenses	3,155,234

NET INVESTMENT INCOME (LOSS)	3,688,894

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(433,419)
Forward foreign currency contracts	2,273
Foreign currency transactions	(6,606)

Net realized gain (loss)	(437,752)

Change in unrealized appreciation (depreciation) on:
Investments in securities	114,442,373
Forward foreign currency contracts	171
Foreign currency translations	5,611

Net change in unrealized appreciation (depreciation)	114,448,155

NET REALIZED AND UNREALIZED GAIN (LOSS)	114,010,403

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$117,699,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,688,894	$1,532,278
Net realized gain (loss)	(437,752)	(13,888,251)
Net change in unrealized appreciation (depreciation)	114,448,155	(71,929,410)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	117,699,297	(84,285,383)

Distributions to shareholders:
Class IB	—	(1,723,710)
Class K	—	(13,350)

Total distributions to shareholders	—	(1,737,060)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 543,762 and 2,213,438 shares, respectively ]	18,501,615	76,101,055
Capital shares sold in-kind (Note 8) [ 0 and 19,574,363 shares, respectively ]	—	679,034,658
Capital shares issued in reinvestment of dividends [ 0 and 53,228 shares, respectively ]	—	1,723,710
Capital shares repurchased [ (1,100,457) and (499,298) shares, respectively ]	(37,854,046)	(16,394,039)

Total Class IB transactions	(19,352,431)	740,465,384

Class K
Capital shares sold [ 107 and 13,463 shares, respectively ]	3,505	473,530
Capital shares sold in-kind (Note 8) [ 0 and 125,916 shares, respectively ]	—	4,491,429
Capital shares issued in reinvestment of dividends [ 0 and 401 shares, respectively ]	—	13,350
Capital shares repurchased [ (89,021) and (1,206) shares, respectively ]	(2,951,462)	(39,600)

Total Class K transactions	(2,947,957)	4,938,709

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(22,300,388)	745,404,093

TOTAL INCREASE (DECREASE) IN NET ASSETS	95,398,909	659,381,650
NET ASSETS:
Beginning of period	659,381,650	—

End of period	$754,780,559	$659,381,650

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$30.69		$34.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.07
Net realized and unrealized gain (loss)	5.36		(3.99)

Total from investment operations	5.53		(3.92)

Less distributions:
Dividends from net investment income	—		(0.08)

Net asset value, end of period	$36.22		$30.69

Total return (b)	18.05%		(11.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$752,928		$655,008
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	0.93%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.02%		1.12	%(l)
Before waivers (a)(f)	0.95%		1.03	%(l)
Portfolio turnover rate (z)^	37%		88%

Class K	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$31.56		$35.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.09
Net realized and unrealized gain (loss)	5.53		(4.10)

Total from investment operations	5.74		(4.01)

Less distributions:
Dividends from net investment income	—		(0.10)

Net asset value, end of period	$37.30		$31.56

Total return (b)	18.19%		(11.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,852		$4,373
Ratio of expenses to average net assets:
After waivers (a)(f)	0.62	%(j)	0.62	%(j)
Before waivers (a)(f)	0.68%		0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.20%		1.37	%(l)
Before waivers (a)(f)	1.14%		1.28	%(l)
Portfolio turnover rate (z)^	37%		88%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB and 0.62% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Exchange Traded Funds	98.8%
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 1, 2019, the ‘Hypothetical expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/19†	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,070.00	$4.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.30	5.55
Class K
Actual	1,000.00	1,071.00	3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.55	4.29

†  Commenced operations on February 1, 2019.

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.11% and 0.86%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 150/365 for the actual example (to reflect the actual number of days the Portfolio was in operation in the period).

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (59.4%)
iShares Core MSCI EAFE ETF	34,314	$2,106,880
iShares Core S&P Mid-Cap ETF	11,015	2,139,774
iShares Russell 2000 ETF	13,814	2,148,077
SPDR S&P 500 ETF Trust	3,091	905,663
Vanguard S&P 500 ETF	13,463	3,623,566

Total Equity		10,923,960

Fixed Income (39.4%)
Vanguard Intermediate-Term Corporate Bond ETF	80,488	7,231,847

Total Exchange Traded Funds (98.8%) (Cost $17,482,484)		18,155,807

Total Investments in Securities (98.8%) (Cost $17,482,484)		18,155,807
Other Assets Less Liabilities (1.2%)		211,750

Net Assets (100%)		$18,367,557

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$18,155,807	$—	$—	$18,155,807

Total Assets	$18,155,807	$—	$—	$18,155,807

Total Liabilities	$—	$—	$—	$—

Total	$18,155,807	$—	$—	$18,155,807

The Portfolio held no derivatives contracts during the period ended June 30, 2019.

Investment security transactions for the period ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$22,961,449
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,574,961

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$673,323
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$673,323

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,482,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $17,482,484)	$18,155,807
Cash	141,829
Receivable for Portfolio shares sold	105,214
Dividends, interest and other receivables	22,819
Deferred offering cost	10,884
Other assets	4,077

Total assets	18,440,630

LIABILITIES
Payable for securities purchased	51,249
Investment management fees payable	3,393
Administrative fees payable	1,679
Distribution fees payable – Class IB	1,301
Trustees’ fees payable	42
Payable for Portfolio shares redeemed	3
Accrued expenses	15,406

Total liabilities	73,073

NET ASSETS	$18,367,557

Net assets were comprised of:
Paid in capital	$17,470,602
Total distributable earnings (loss)	896,955

Net assets	$18,367,557

Class IB
Net asset value, offering and redemption price per share, $7,761,181 / 725,151 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.70

Class K
Net asset value, offering and redemption price per share, $10,606,376 / 990,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.71

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2019* (Unaudited)

INVESTMENT INCOME
Dividends	$173,846
Interest	2,789

Total income	176,635

EXPENSES
Investment management fees	43,049
Professional fees	27,769
Offering costs	7,593
Printing and mailing expenses	7,471
Administrative fees	6,642
Custodian fees	4,895
Distribution fees – Class IB	2,912
Trustees’ fees	120
Miscellaneous	518

Gross expenses	100,969
Less: Waiver from investment manager	(49,691)
Reimbursement from investment manager	(2,274)

Net expenses	49,004

NET INVESTMENT INCOME (LOSS)	127,631

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	96,001
Net change in unrealized appreciation (depreciation) on investments in securities	673,323

NET REALIZED AND UNREALIZED GAIN (LOSS)	769,324

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$896,955

*	The Portfolio commenced operations on February 1, 2019.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 1, 2019* to June 30, 2019 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$127,631
Net realized gain (loss)	96,001
Net change in unrealized appreciation (depreciation)	673,323

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	896,955

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 725,223 shares]	7,571,354
Capital shares repurchased [ (72) shares]	(752)

Total Class IB transactions	7,570,602

Class K
Capital shares sold [ 990,000 shares]	9,900,000

Total Class K transactions	9,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,470,602

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,367,557
NET ASSETS:
Beginning of period	—

End of period	$18,367,557

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 1, 2019* to June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12
Net realized and unrealized gain (loss)	0.58

Total from investment operations	0.70

Net asset value, end of period	$10.70

Total return (b)	7.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,761
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.11	%(j)
Before waivers and reimbursements (a)(f)	1.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.75	%(l)
Before waivers and reimbursements (a)(f)	1.99	%(l)
Portfolio turnover rate(z)^	42%

Class K	February 1, 2019* to June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10
Net realized and unrealized gain (loss)	0.61

Total from investment operations	0.71

Net asset value, end of period	$10.71

Total return (b)	7.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,606
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86	%(j)
Before waivers and reimbursements (a)(f)	1.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.27	%(l)
Before waivers and reimbursements (a)(f)	1.40	%(l)
Portfolio turnover rate(z)^	42%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20 for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
U.S. Treasury Obligations	19.1%
Health Care	13.6
Financials	11.0
Energy	7.4
Information Technology	7.2
Investment Company	6.5
Communication Services	6.3
Consumer Discretionary	5.1
Utilities	4.0
Consumer Staples	3.9
Materials	3.1
Industrials	2.9
Repurchase Agreements	2.0
Real Estate	1.5
Supranational	0.6
Foreign Government Securities	0.6
U.S. Government Agency Securities	0.5
Municipal Bonds	0.0	#
Asset-Backed Securities	0.0	#
Cash and Other	4.7

	100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,107.14	$5.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.60	5.25
Class IB
Actual	1,000.00	1,106.05	5.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.60	5.25
Class K
Actual	1,000.00	1,107.14	4.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.84	4.00

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A 4.950%, 1/15/23		$102,122	$107,126

Total Asset-Backed Security			107,126

Convertible Bonds (0.5%)
Energy (0.1%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
5.875%, 7/1/21 (h)		3,200,000	1,640,000

Total Energy			1,640,000

Health Care (0.4%)
Pharmaceuticals (0.4%)
Bayer Capital Corp. BV
5.625%, 11/22/19 (x)§	EUR	5,000,000	4,358,660

Total Health Care			4,358,660

Total Convertible Bonds			5,998,660

Corporate Bonds (27.1%)
Communication Services (3.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc. 3.000%, 2/15/22		$100,000	101,514
3.800%, 3/15/22		100,000	103,621
3.000%, 6/30/22		75,000	76,311
4.450%, 4/1/24		150,000	162,174
3.550%, 6/1/24		200,000	207,874
3.950%, 1/15/25		100,000	105,752
3.400%, 5/15/25		250,000	256,742
4.350%, 3/1/29		150,000	161,494
CCO Holdings LLC 5.125%, 2/15/23		2,000,000	2,029,100
5.750%, 1/15/24		1,000,000	1,021,250
5.500%, 5/1/26§		900,000	940,770
5.125%, 5/1/27§		1,700,000	1,760,112
Telefonica Emisiones SA 4.570%, 4/27/23		150,000	161,795
Verizon Communications, Inc. 2.450%, 11/1/22		200,000	201,475
3.376%, 2/15/25		249,000	259,556
4.125%, 3/16/27		250,000	271,479

			7,821,019

Entertainment (0.4%)
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26		600,000	540,000
NBCUniversal Media LLC 4.375%, 4/1/21		300,000	311,242
Netflix, Inc. 4.375%, 11/15/26		1,000,000	1,021,550
4.875%, 4/15/28		2,500,000	2,587,500
TWDC Enterprises 18 Corp. 2.300%, 2/12/21		105,000	105,338
2.550%, 2/15/22 (x)		250,000	252,723
Viacom, Inc. 4.250%, 9/1/23		100,000	105,722
Walt Disney Co. (The) 3.000%, 9/15/22§		150,000	153,404

			5,077,479

Media (1.3%)
CBS Corp. 3.375%, 3/1/22		200,000	204,496
Charter Communications Operating LLC
3.579%, 7/23/20		350,000	353,052
4.908%, 7/23/25		100,000	108,537
4.200%, 3/15/28		150,000	155,460
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		25,000	30,775
Comcast Corp. 3.375%, 8/15/25		250,000	261,761
3.300%, 2/1/27		150,000	156,053
4.150%, 10/15/28		150,000	164,930
Discovery Communications LLC 2.950%, 3/20/23		250,000	251,833
3.900%, 11/15/24		150,000	156,042
DISH DBS Corp. 5.000%, 3/15/23		5,600,000	5,362,000
Interpublic Group of Cos., Inc. (The)
4.200%, 4/15/24		150,000	160,740
Omnicom Group, Inc. 3.600%, 4/15/26		150,000	152,921
Time Warner Cable LLC 4.000%, 9/1/21		100,000	102,156
Univision Communications, Inc. 5.125%, 5/15/23§		7,000,000	6,825,000
WPP Finance 2010 3.750%, 9/19/24		100,000	103,102

			14,548,858

Wireless Telecommunication Services (1.3%)
Sprint Communications, Inc. 7.000%, 8/15/20		1,000,000	1,033,750
11.500%, 11/15/21		2,500,000	2,887,500
6.000%, 11/15/22		2,500,000	2,603,125
Sprint Corp. 7.875%, 9/15/23		4,700,000	5,105,375
7.625%, 3/1/26		1,000,000	1,063,500
Sprint Spectrum Co. LLC 5.152%, 3/20/28§		1,500,000	1,552,500
Vodafone Group plc 4.375%, 5/30/28		150,000	162,102

			14,407,852

Total Communication Services			41,855,208

Consumer Discretionary (1.2%)
Auto Components (0.0%)
Aptiv Corp. 4.150%, 3/15/24		75,000	79,223
Lear Corp. 4.250%, 5/15/29		50,000	50,391

			129,614

Automobiles (0.4%)
Ford Motor Co. 4.346%, 12/8/26 (x)		2,150,000	2,152,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
General Motors Co. 5.150%, 4/1/38	$2,000,000	$1,974,185

		4,126,583

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp. 3.950%, 10/15/20	150,000	153,051
Golden Nugget, Inc. 6.750%, 10/15/24§	300,000	309,000
Marriott International, Inc.
Series N 3.125%, 10/15/21	250,000	253,669
McDonald’s Corp. 3.625%, 5/20/21	150,000	153,790
3.700%, 1/30/26	200,000	212,769
Sands China Ltd. 5.125%, 8/8/25	200,000	216,063
Starbucks Corp. 4.000%, 11/15/28	100,000	108,379
Wynn Las Vegas LLC 5.500%, 3/1/25§	2,000,000	2,063,100
5.250%, 5/15/27§	1,000,000	1,000,000

		4,469,821

Household Durables (0.3%)
Newell Brands, Inc. 3.850%, 4/1/23	80,000	81,161
Shea Homes LP 5.875%, 4/1/23§	3,000,000	3,060,000

		3,141,161

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd. 3.600%, 11/28/24	200,000	208,174
Amazon.com, Inc. 3.300%, 12/5/21 (x)	150,000	154,662
2.800%, 8/22/24	300,000	308,773
Booking Holdings, Inc. 2.750%, 3/15/23	250,000	253,175
eBay, Inc. 3.250%, 10/15/20	50,000	50,463
2.600%, 7/15/22	100,000	100,257
QVC, Inc. 4.850%, 4/1/24	50,000	51,712

		1,127,216

Multiline Retail (0.0%)
Dollar Tree, Inc. 4.200%, 5/15/28	100,000	103,199
Macy’s Retail Holdings, Inc. 3.875%, 1/15/22	150,000	152,301

		255,500

Specialty Retail (0.0%)
AutoZone, Inc. 4.000%, 11/15/20	100,000	101,725
Home Depot, Inc. (The) 2.625%, 6/1/22	115,000	116,890
2.125%, 9/15/26	50,000	48,916
2.800%, 9/14/27	150,000	151,923
Lowe’s Cos., Inc. 2.500%, 4/15/26	95,000	93,115
3.100%, 5/3/27	200,000	202,812

		715,381

Total Consumer Discretionary		13,965,276

Consumer Staples (1.0%)
Beverages (0.2%)
Anheuser-Busch Cos. LLC 3.650%, 2/1/26	175,000	184,030
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23	180,000	185,663
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	150,000	170,037
Coca-Cola Co. (The) 3.150%, 11/15/20	100,000	101,399
3.200%, 11/1/23	200,000	209,013
Constellation Brands, Inc. 3.700%, 12/6/26	150,000	156,970
Keurig Dr Pepper, Inc. 4.597%, 5/25/28	100,000	109,427
Molson Coors Brewing Co. 3.000%, 7/15/26	100,000	98,619
PepsiCo, Inc. 2.750%, 3/5/22	150,000	152,839
3.600%, 3/1/24	250,000	266,024

		1,634,021

Food & Staples Retailing (0.1%)
Costco Wholesale Corp. 2.250%, 2/15/22	85,000	85,431
Kroger Co. (The) 2.950%, 11/1/21	150,000	151,826
Sysco Corp. 2.500%, 7/15/21	25,000	25,103
3.250%, 7/15/27	150,000	153,113
Walgreen Co. 3.100%, 9/15/22	150,000	152,461
Walgreens Boots Alliance, Inc. 3.800%, 11/18/24	200,000	207,984
Walmart, Inc. 3.625%, 7/8/20	100,000	101,587
3.300%, 4/22/24	100,000	105,223
3.700%, 6/26/28	350,000	381,256

		1,363,984

Food Products (0.3%)
Campbell Soup Co. 4.150%, 3/15/28	75,000	78,417
Conagra Brands, Inc. 4.850%, 11/1/28	75,000	82,957
General Mills, Inc. 4.200%, 4/17/28	100,000	107,968
JM Smucker Co. (The) 3.000%, 3/15/22	180,000	182,201
Kellogg Co. 3.250%, 4/1/26	150,000	152,222
Kraft Heinz Foods Co. 3.000%, 6/1/26	200,000	194,432
4.625%, 1/30/29	1,500,000	1,609,918
Mead Johnson Nutrition Co. 4.125%, 11/15/25	100,000	107,836

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Post Holdings, Inc. 5.000%, 8/15/26§	$1,000,000	$1,012,500
Tyson Foods, Inc. 4.500%, 6/15/22	100,000	106,012
Unilever Capital Corp. 2.000%, 7/28/26	150,000	143,356

		3,777,819

Household Products (0.0%)
Clorox Co. (The) 3.050%, 9/15/22	150,000	153,199
3.500%, 12/15/24	100,000	105,353
Procter & Gamble Co. (The) 2.450%, 11/3/26	150,000	150,562

		409,114

Tobacco (0.4%)
Altria Group, Inc. 2.850%, 8/9/22	200,000	201,886
4.000%, 1/31/24	100,000	105,018
4.800%, 2/14/29	75,000	80,864
BAT Capital Corp. 3.222%, 8/15/24	250,000	251,288
3.557%, 8/15/27	3,000,000	2,988,453
Philip Morris International, Inc. 2.500%, 8/22/22	100,000	100,443
3.600%, 11/15/23	50,000	52,270
Reynolds American, Inc. 4.450%, 6/12/25	150,000	158,866

		3,939,088

Total Consumer Staples		11,124,026

Energy (3.9%)
Energy Equipment & Services (0.7%)
Baker Hughes a GE Co. LLC 3.337%, 12/15/27	90,000	90,629
Halliburton Co. 3.250%, 11/15/21	100,000	101,844
3.800%, 11/15/25	30,000	31,320
National Oilwell Varco, Inc. 2.600%, 12/1/22	150,000	149,348
Weatherford International Ltd. 5.125%, 9/15/20 (h)	1,500,000	768,750
7.750%, 6/15/21 (h)(x)	4,000,000	2,090,000
4.500%, 4/15/22 (h)(x)	5,750,000	2,932,500
8.250%, 6/15/23 (h)	2,400,000	1,266,000

		7,430,391

Oil, Gas & Consumable Fuels (3.2%)
BP Capital Markets America, Inc. 3.224%, 4/14/24	250,000	258,575
4.234%, 11/6/28	150,000	165,861
BP Capital Markets plc 3.814%, 2/10/24	250,000	264,812
Calumet Specialty Products Partners LP
6.500%, 4/15/21 (x)	2,000,000	1,985,000
7.625%, 1/15/22 (x)	2,000,000	1,935,000
Canadian Natural Resources Ltd. 3.850%, 6/1/27	250,000	259,715
Chesapeake Energy Corp. 7.000%, 10/1/24	1,000,000	896,875
8.000%, 1/15/25 (x)	8,500,000	7,883,750
8.000%, 3/15/26§	2,093,000	1,904,525
8.000%, 6/15/27 (x)	5,400,000	4,745,250
Chevron Corp. 2.355%, 12/5/22	150,000	150,757
3.191%, 6/24/23	150,000	155,878
2.954%, 5/16/26	250,000	257,734
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200,000	201,875
CNX Resources Corp. 7.250%, 3/14/27§	1,000,000	860,000
Devon Energy Corp. 4.000%, 7/15/21	100,000	102,621
Ecopetrol SA 5.375%, 6/26/26	150,000	165,585
Enable Midstream Partners LP 3.900%, 5/15/24 (e)	150,000	152,014
Enbridge Energy Partners LP 5.875%, 10/15/25	100,000	115,988
Enbridge, Inc. 3.700%, 7/15/27	150,000	155,466
Energy Transfer Operating LP 4.650%, 6/1/21	150,000	155,559
3.600%, 2/1/23	100,000	102,308
4.050%, 3/15/25	100,000	104,205
Enterprise Products Operating LLC 4.050%, 2/15/22	200,000	208,166
3.350%, 3/15/23	150,000	154,686
EOG Resources, Inc. 4.100%, 2/1/21	100,000	102,767
4.150%, 1/15/26	150,000	163,210
EQT Corp. 4.875%, 11/15/21	50,000	52,329
Equinor ASA 2.900%, 11/8/20	200,000	202,312
2.750%, 11/10/21	150,000	152,551
Exxon Mobil Corp. 2.397%, 3/6/22	150,000	151,449
3.176%, 3/15/24	150,000	156,919
HighPoint Operating Corp. 7.000%, 10/15/22 (x)	500,000	472,813
8.750%, 6/15/25	3,500,000	3,346,875
Husky Energy, Inc. 4.000%, 4/15/24	50,000	52,452
Kinder Morgan Energy Partners LP 4.300%, 5/1/24	150,000	159,380
Kinder Morgan, Inc. 5.625%, 11/15/23§	2,100,000	2,338,634
7.750%, 1/15/32	1,700,000	2,349,891
Marathon Oil Corp. 2.800%, 11/1/22	100,000	100,280
Marathon Petroleum Corp. 5.125%, 3/1/21	50,000	52,166
3.625%, 9/15/24	150,000	154,964
MPLX LP 4.500%, 7/15/23	100,000	106,252
4.875%, 6/1/25	100,000	108,906
Noble Energy, Inc. 4.150%, 12/15/21	150,000	154,791
Occidental Petroleum Corp. 2.700%, 2/15/23	200,000	201,459
ONEOK, Inc. 4.000%, 7/13/27	200,000	207,761

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Petroleos Mexicanos 4.875%, 1/24/22	$250,000	$249,375
5.375%, 3/13/22	350,000	352,642
4.250%, 1/15/25	100,000	92,445
4.500%, 1/23/26	150,000	137,375
6.875%, 8/4/26	150,000	151,260
Plains All American Pipeline LP 3.850%, 10/15/23	100,000	103,163
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	250,000	279,824
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	157,336
Total Capital International SA 2.700%, 1/25/23	200,000	203,161
Total Capital SA 4.125%, 1/28/21	250,000	257,735
TransCanada PipeLines Ltd. 4.875%, 1/15/26	120,000	133,849
Valero Energy Corp. 4.000%, 4/1/29	150,000	156,463
Williams Cos., Inc. (The) 4.125%, 11/15/20	100,000	101,829
4.300%, 3/4/24	150,000	158,981

		36,665,804

Total Energy		44,096,195

Financials (5.7%)
Banks (3.8%)
Australia & New Zealand Banking Group Ltd.
2.250%, 11/9/20	250,000	249,888
Banco Santander SA 3.500%, 4/11/22	200,000	205,157
4.379%, 4/12/28	200,000	212,656
Bank of America Corp. 3.300%, 1/11/23	150,000	154,613
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23 (k)	483,000	491,859
4.125%, 1/22/24	100,000	106,857
4.000%, 4/1/24	350,000	373,386
4.000%, 1/22/25	250,000	262,610
3.500%, 4/19/26	200,000	209,137
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)	250,000	264,834
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)	150,000	157,161
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)	2,112,000	2,173,396
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29 (k)	150,000	160,070
Series AA (ICE LIBOR USD 3 Month + 3.90%), 6.100%, 3/17/25 (k)(y)	1,000,000	1,080,000
Series U (ICE LIBOR USD 3 Month + 3.14%), 5.200%, 6/1/23 (k)(y)	300,000	303,000
Series X (ICE LIBOR USD 3 Month + 3.71%), 6.250%, 9/5/24 (k)(y)	500,000	540,650
Bank of Montreal 2.350%, 9/11/22	150,000	149,974
Bank of Nova Scotia (The) 2.450%, 3/22/21	250,000	250,741
4.500%, 12/16/25	100,000	108,139
Barclays Bank plc 5.140%, 10/14/20	100,000	103,039
Barclays plc 3.684%, 1/10/23	250,000	253,317
4.375%, 1/12/26	200,000	207,037
BB&T Corp. 2.050%, 5/10/21	150,000	149,205
BNP Paribas SA 3.250%, 3/3/23 (x)	100,000	103,326
4.250%, 10/15/24	200,000	209,696
Citigroup, Inc. 2.650%, 10/26/20	750,000	752,498
3.875%, 10/25/23	150,000	158,637
3.300%, 4/27/25	345,000	355,849
3.400%, 5/1/26	200,000	206,296
3.200%, 10/21/26	200,000	203,099
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28 (k)	150,000	158,071
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)	250,000	259,845
4.125%, 7/25/28	2,000,000	2,111,982
Series O (ICE LIBOR USD 3 Month + 4.06%), 5.875%, 3/27/20 (k)(y)	4,000,000	4,035,200
Series Q (ICE LIBOR USD 3 Month + 4.10%), 5.950%, 8/15/20 (k)(y)	3,000,000	3,071,250
Cooperatieve Rabobank UA 4.500%, 1/11/21	75,000	77,480
3.875%, 2/8/22	75,000	77,944
4.375%, 8/4/25	250,000	265,308
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20	250,000	252,041
Discover Bank 3.200%, 8/9/21	250,000	253,592
Fifth Third Bank 3.850%, 3/15/26	200,000	210,865
HSBC Holdings plc 5.100%, 4/5/21	100,000	104,436
4.000%, 3/30/22	100,000	104,030
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23 (k)	200,000	203,746
4.250%, 3/14/24	200,000	211,073
4.300%, 3/8/26	250,000	267,349
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26 (k)	3,000,000	3,184,831
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29 (k)	200,000	218,643
ING Groep NV 4.050%, 4/9/29	200,000	212,467
JPMorgan Chase & Co. 4.250%, 10/15/20	200,000	204,825
2.400%, 6/7/21	150,000	150,357
4.500%, 1/24/22	250,000	263,331
3.250%, 9/23/22	100,000	102,518
3.200%, 1/25/23	150,000	153,786
3.375%, 5/1/23	250,000	256,605
2.700%, 5/18/23	200,000	201,843
3.625%, 5/13/24	250,000	263,023

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 1/23/25	$150,000	$154,207
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)	250,000	256,815
2.950%, 10/1/26	250,000	252,938
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28 (k)	200,000	211,188
Series I (ICE LIBOR USD 3 Month + 3.47%), 6.053%, 7/30/19 (k)(y)	3,202,000	3,197,998
Series Q (ICE LIBOR USD 3 Month + 3.25%), 5.150%, 5/1/23 (k)(y)	2,000,000	2,030,000
KeyCorp 2.900%, 9/15/20	100,000	100,644
5.100%, 3/24/21	50,000	52,409
Kreditanstalt fuer Wiederaufbau 2.750%, 9/8/20	150,000	151,162
1.625%, 3/15/21	250,000	248,491
1.500%, 6/15/21	500,000	495,901
2.625%, 1/25/22	300,000	305,240
2.375%, 12/29/22	500,000	507,385
2.125%, 1/17/23	250,000	251,600
2.875%, 4/3/28	250,000	263,908
Landwirtschaftliche Rentenbank
Series 36 2.000%, 12/6/21	250,000	251,030
Lloyds Bank plc 6.375%, 1/21/21	100,000	105,882
Lloyds Banking Group plc 4.650%, 3/24/26	200,000	208,135
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	200,000	199,931
Mitsubishi UFJ Financial Group, Inc.
3.535%, 7/26/21	100,000	102,179
3.850%, 3/1/26	200,000	212,692
4.050%, 9/11/28	100,000	109,700
Mizuho Financial Group, Inc. 3.170%, 9/11/27	250,000	256,043
MUFG Americas Holdings Corp. 3.000%, 2/10/25	40,000	40,497
National Australia Bank Ltd. 2.500%, 7/12/26	250,000	246,175
PNC Bank NA 3.250%, 1/22/28‡	250,000	261,089
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24‡	250,000	264,536
Royal Bank of Canada 2.500%, 1/19/21	150,000	150,592
Royal Bank of Scotland Group plc 4.800%, 4/5/26	200,000	212,973
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29 (k)	200,000	213,440
Santander Holdings USA, Inc. 3.700%, 3/28/22	200,000	204,409
Santander UK Group Holdings plc (ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28 (k)	250,000	252,507
Sumitomo Mitsui Banking Corp. 2.650%, 7/23/20	250,000	250,765
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	250,000	248,082
3.364%, 7/12/27 (x)	150,000	155,746
SunTrust Bank (ICE LIBOR USD 3 Month + 0.50%), 3.525%, 10/26/21 (k)	100,000	101,502
Toronto-Dominion Bank (The) 1.800%, 7/13/21	250,000	247,988
US Bancorp 2.950%, 7/15/22	150,000	152,839
Series V 2.375%, 7/22/26	150,000	147,915
US Bank NA 3.150%, 4/26/21	250,000	254,204
Wells Fargo & Co. 2.600%, 7/22/20	105,000	105,321
2.550%, 12/7/20	350,000	350,650
3.500%, 3/8/22	100,000	102,880
3.069%, 1/24/23	250,000	253,882
4.125%, 8/15/23	100,000	105,312
3.300%, 9/9/24	250,000	258,200
3.000%, 4/22/26	200,000	202,232
3.000%, 10/23/26	150,000	151,451
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	250,000	260,484
Series M 3.450%, 2/13/23	100,000	102,672
Series S (ICE LIBOR USD 3 Month + 3.11%), 5.900%, 6/15/24 (k)(y)	900,000	942,750
Westpac Banking Corp. 2.700%, 8/19/26	250,000	249,616

		43,448,755

Capital Markets (0.8%)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	200,000	200,906
4.150%, 2/1/21	100,000	102,865
3.550%, 9/23/21	100,000	102,805
2.200%, 8/16/23	250,000	249,420
Brookfield Finance, Inc. 4.250%, 6/2/26	100,000	105,102
Credit Suisse AG 3.625%, 9/9/24	250,000	263,370
Deutsche Bank AG 3.375%, 5/12/21	200,000	200,217
3.700%, 5/30/24	250,000	245,220
Goldman Sachs Group, Inc. (The) 2.750%, 9/15/20	45,000	45,188
2.600%, 12/27/20	100,000	100,067
5.750%, 1/24/22	250,000	270,177
3.000%, 4/26/22	250,000	252,077
3.625%, 1/22/23	150,000	155,523
4.000%, 3/3/24	250,000	264,564
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	1,700,000	1,729,056
4.250%, 10/21/25	200,000	211,325
3.850%, 1/26/27	250,000	261,798
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	200,000	206,496
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	150,000	160,604
Intercontinental Exchange, Inc. 2.750%, 12/1/20	40,000	40,247
4.000%, 10/15/23	100,000	106,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Invesco Finance plc 3.750%, 1/15/26	$100,000	$104,580
Moody’s Corp. 4.500%, 9/1/22	50,000	53,080
Morgan Stanley 2.750%, 5/19/22	200,000	201,907
4.875%, 11/1/22	100,000	106,959
3.125%, 1/23/23	100,000	102,254
3.750%, 2/25/23	100,000	104,368
4.100%, 5/22/23	100,000	105,079
3.700%, 10/23/24	150,000	158,029
3.875%, 1/27/26	200,000	212,623
3.125%, 7/27/26	150,000	152,606
3.625%, 1/20/27	100,000	104,659
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)	100,000	103,766
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	150,000	157,806
Series F 3.875%, 4/29/24	100,000	105,931
Series J (ICE LIBOR USD 3 Month + 3.81%), 5.550%, 7/15/20 (k)(y)	700,000	707,700
Nasdaq, Inc. 3.850%, 6/30/26	150,000	157,394
S&P Global, Inc. 3.300%, 8/14/20	50,000	50,488
State Street Corp. 4.375%, 3/7/21	150,000	155,403
3.300%, 12/16/24	95,000	98,956
TD Ameritrade Holding Corp. 2.950%, 4/1/22	250,000	255,321

		8,472,333

Consumer Finance (0.6%)
AerCap Ireland Capital DAC 3.950%, 2/1/22	150,000	154,222
3.300%, 1/23/23	250,000	253,194
American Express Co. 2.650%, 12/2/22	212,000	213,373
3.400%, 2/27/23	250,000	259,132
3.625%, 12/5/24	150,000	157,196
American Honda Finance Corp. 2.450%, 9/24/20	250,000	250,488
Capital One Financial Corp. 4.750%, 7/15/21	100,000	104,555
3.500%, 6/15/23	200,000	206,513
4.200%, 10/29/25	2,200,000	2,304,555
3.750%, 7/28/26	150,000	152,312
Discover Financial Services 3.850%, 11/21/22	100,000	104,165
Ford Motor Credit Co. LLC 5.875%, 8/2/21	200,000	210,897
4.134%, 8/4/25	200,000	199,204
General Motors Financial Co., Inc. 3.700%, 11/24/20	165,000	166,946
4.000%, 1/15/25	250,000	253,809
5.250%, 3/1/26	150,000	160,348
4.350%, 1/17/27	200,000	204,487
John Deere Capital Corp. 2.800%, 3/6/23	250,000	254,743
Synchrony Financial 3.750%, 8/15/21	75,000	76,604
4.250%, 8/15/24	100,000	103,999
Toyota Motor Credit Corp. 2.750%, 5/17/21	250,000	252,541
2.150%, 9/8/22	150,000	149,700

		6,192,983

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc. 2.750%, 3/15/23	95,000	96,983
3.125%, 3/15/26	200,000	207,243
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	283,000	281,368
Jefferies Financial Group, Inc. 5.500%, 10/18/23	100,000	107,520
National Rural Utilities Cooperative Finance Corp.
3.400%, 2/7/28	150,000	157,040
Shell International Finance BV 2.375%, 8/21/22	250,000	251,753
3.400%, 8/12/23	100,000	104,444
3.250%, 5/11/25	140,000	146,281

		1,352,632

Insurance (0.4%)
Aflac, Inc. 3.250%, 3/17/25	150,000	154,610
Allstate Corp. (The) 3.150%, 6/15/23	100,000	102,899
American International Group, Inc. 3.375%, 8/15/20	150,000	151,615
3.300%, 3/1/21	55,000	55,760
3.900%, 4/1/26	200,000	208,873
Aon Corp. 5.000%, 9/30/20	50,000	51,697
Aon plc 3.875%, 12/15/25	150,000	159,481
Berkshire Hathaway Finance Corp. 4.250%, 1/15/21	100,000	103,274
Brighthouse Financial, Inc. 3.700%, 6/22/27	100,000	94,624
Chubb INA Holdings, Inc. 3.350%, 5/15/24	250,000	262,600
Lincoln National Corp. 4.850%, 6/24/21	50,000	52,345
Loews Corp. 3.750%, 4/1/26	150,000	158,840
Marsh & McLennan Cos., Inc. 4.800%, 7/15/21	150,000	156,432
3.500%, 6/3/24	150,000	155,960
MetLife, Inc. 3.600%, 4/10/24	250,000	264,837
Progressive Corp. (The) 3.750%, 8/23/21	50,000	51,631
Prudential Financial, Inc. 3.878%, 3/27/28	150,000	163,189
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42 (k)	150,000	159,750
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48 (k)	2,000,000	2,145,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Reinsurance Group of America, Inc.
4.700%, 9/15/23	$100,000	$108,507

		4,761,924

Total Financials		64,228,627

Health Care (7.4%)
Biotechnology (0.2%)
AbbVie, Inc. 2.900%, 11/6/22	200,000	201,272
3.600%, 5/14/25	185,000	191,524
Amgen, Inc. 2.700%, 5/1/22	110,000	110,923
3.625%, 5/22/24	250,000	262,992
Biogen, Inc. 3.625%, 9/15/22	100,000	103,215
4.050%, 9/15/25	40,000	42,865
Celgene Corp. 3.950%, 10/15/20	100,000	101,958
3.875%, 8/15/25	250,000	267,526
Gilead Sciences, Inc. 4.400%, 12/1/21	100,000	104,925
3.250%, 9/1/22	40,000	41,217
2.500%, 9/1/23	250,000	251,862
3.700%, 4/1/24	100,000	105,987
Horizon Pharma USA, Inc. 6.625%, 5/1/23	473,000	487,190

		2,273,456

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories 2.550%, 3/15/22	175,000	177,066
3.750%, 11/30/26	141,000	152,391
Becton Dickinson and Co. 3.734%, 12/15/24	25,000	26,212
3.700%, 6/6/27	98,000	102,122
Boston Scientific Corp. 3.850%, 5/15/25	150,000	159,934
Liberty Property LP (REIT) 4.125%, 6/15/22	100,000	104,524
Medtronic, Inc. 4.125%, 3/15/21	100,000	103,301
3.150%, 3/15/22	80,000	82,219
3.500%, 3/15/25	150,000	158,863
Stryker Corp. 3.375%, 5/15/24	150,000	156,529
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	200,000	203,386

		1,426,547

Health Care Providers & Services (4.5%)
Aetna, Inc. 2.750%, 11/15/22	150,000	150,907
3.500%, 11/15/24	150,000	154,469
AmerisourceBergen Corp. 3.400%, 5/15/24	150,000	154,744
Anthem, Inc. 3.125%, 5/15/22	150,000	152,699
3.350%, 12/1/24	150,000	155,259
Cardinal Health, Inc. 3.079%, 6/15/24	250,000	252,676
CHS/Community Health Systems, Inc.
6.250%, 3/31/23	10,000,000	9,625,000
Cigna Corp. 3.750%, 7/15/23§	2,050,000	2,134,245
4.375%, 10/15/28§	150,000	161,728
Cigna Holding Co. 4.500%, 3/15/21	150,000	154,076
Community Health Systems, Inc. 8.000%, 3/15/26§	10,500,000	10,103,100
CVS Health Corp. 3.500%, 7/20/22	500,000	513,847
4.100%, 3/25/25	750,000	790,920
4.300%, 3/25/28	1,300,000	1,370,046
5.050%, 3/25/48	400,000	425,152
DaVita, Inc. 5.125%, 7/15/24	2,000,000	1,998,100
Express Scripts Holding Co. 4.750%, 11/15/21	150,000	157,696
3.400%, 3/1/27	100,000	101,461
HCA, Inc. 7.500%, 2/15/22	3,200,000	3,526,000
5.875%, 5/1/23	1,500,000	1,631,070
4.500%, 2/15/27	250,000	265,838
Laboratory Corp. of America Holdings
3.200%, 2/1/22	75,000	76,185
McKesson Corp. 3.796%, 3/15/24	100,000	105,264
Tenet Healthcare Corp. 8.125%, 4/1/22	5,000,000	5,237,500
6.750%, 6/15/23	5,000,000	5,012,500
5.125%, 5/1/25	5,800,000	5,858,000
UnitedHealth Group, Inc. 2.875%, 12/15/21	65,000	65,978
3.350%, 7/15/22	250,000	257,944
3.750%, 7/15/25	150,000	160,061

		50,752,465

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc. 3.875%, 7/15/23	100,000	104,657
Life Technologies Corp. 5.000%, 1/15/21	100,000	103,158
Thermo Fisher Scientific, Inc. 3.600%, 8/15/21	50,000	51,311
3.300%, 2/15/22	100,000	102,555

		361,681

Pharmaceuticals (2.6%)
Allergan Finance LLC 3.250%, 10/1/22	150,000	151,793
Allergan Funding SCS 3.450%, 3/15/22	250,000	254,656
3.800%, 3/15/25	2,150,000	2,228,500
AstraZeneca plc 3.375%, 11/16/25	200,000	208,520
Bausch Health Cos., Inc. 6.500%, 3/15/22§	600,000	621,750
5.875%, 5/15/23§	3,000,000	3,031,110
7.000%, 3/15/24§	900,000	956,340
6.125%, 4/15/25§	1,600,000	1,629,952
5.500%, 11/1/25§	3,000,000	3,127,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Bayer US Finance II LLC 4.250%, 12/15/25§	$2,000,000	$2,114,131
Bristol-Myers Squibb Co. 2.000%, 8/1/22	100,000	99,404
3.400%, 7/26/29§	800,000	836,923
4.250%, 10/26/49§	800,000	884,095
Endo Dac 6.000%, 2/1/25 (e)§	1,500,000	1,012,500
GlaxoSmithKline Capital, Inc. 2.800%, 3/18/23	100,000	101,835
3.875%, 5/15/28	150,000	163,347
Johnson & Johnson 2.450%, 12/5/21	150,000	151,579
2.050%, 3/1/23	35,000	35,050
3.375%, 12/5/23	100,000	105,711
Mallinckrodt International Finance SA
4.875%, 4/15/20§	300,000	290,250
5.750%, 8/1/22 (x)§	5,000,000	4,275,000
5.625%, 10/15/23 (x)§	600,000	454,500
5.500%, 4/15/25§	1,000,000	670,000
Merck & Co., Inc. 2.350%, 2/10/22	45,000	45,384
2.400%, 9/15/22	150,000	151,643
Mylan NV 3.950%, 6/15/26	1,900,000	1,829,635
Novartis Capital Corp. 3.400%, 5/6/24	100,000	105,341
Par Pharmaceutical, Inc. 7.500%, 4/1/27§	3,000,000	2,940,000
Pfizer, Inc. 3.400%, 5/15/24	100,000	105,468
3.000%, 12/15/26	150,000	154,263
Sanofi 4.000%, 3/29/21	75,000	77,388
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	215,000	216,512
Zoetis, Inc. 3.250%, 2/1/23	150,000	153,331

		29,183,411

Total Health Care		83,997,560

Industrials (0.8%)
Aerospace & Defense (0.5%)
Embraer Netherlands Finance BV
5.400%, 2/1/27	150,000	166,351
General Dynamics Corp. 3.875%, 7/15/21	100,000	102,988
3.750%, 5/15/28	150,000	163,561
Lockheed Martin Corp. 3.550%, 1/15/26	150,000	159,319
Northrop Grumman Corp. 3.500%, 3/15/21	100,000	101,831
2.930%, 1/15/25	150,000	152,470
3.250%, 1/15/28	150,000	154,526
Precision Castparts Corp. 2.500%, 1/15/23	75,000	75,509
Textron, Inc. 4.300%, 3/1/24	100,000	106,562
TransDigm, Inc. 6.250%, 3/15/26§	1,500,000	1,567,500
United Technologies Corp. 3.100%, 6/1/22	50,000	51,124
2.800%, 5/4/24	250,000	253,177
3.950%, 8/16/25	1,750,000	1,884,831
4.125%, 11/16/28	150,000	164,403

		5,104,152

Air Freight & Logistics (0.0%)
FedEx Corp. 2.625%, 8/1/22	50,000	50,256
3.400%, 2/15/28	150,000	154,260
United Parcel Service, Inc. 3.125%, 1/15/21	200,000	202,719

		407,235

Building Products (0.0%)
Masco Corp. 4.450%, 4/1/25	100,000	105,884

Commercial Services & Supplies (0.0%)
Republic Services, Inc. 5.250%, 11/15/21	100,000	106,564

Electrical Equipment (0.0%)
ABB Finance USA, Inc. 2.875%, 5/8/22	150,000	152,401
Eaton Corp. 2.750%, 11/2/22	150,000	151,881
Emerson Electric Co. 2.625%, 2/15/23	150,000	153,471

		457,753

Industrial Conglomerates (0.1%)
General Electric Co. 4.625%, 1/7/21	101,000	103,844
3.150%, 9/7/22 (x)	100,000	101,225
2.700%, 10/9/22	250,000	249,569
3.100%, 1/9/23	150,000	151,465
Honeywell International, Inc. 1.850%, 11/1/21	250,000	248,040
Roper Technologies, Inc. 3.125%, 11/15/22	100,000	101,911

		956,054

Machinery (0.0%)
Caterpillar, Inc. 2.600%, 6/26/22	100,000	101,320
Deere & Co. 2.600%, 6/8/22	100,000	101,127
Flowserve Corp. 4.000%, 11/15/23	100,000	102,091
Illinois Tool Works, Inc. 3.500%, 3/1/24	150,000	158,050
Stanley Black & Decker, Inc. 2.900%, 11/1/22	100,000	101,658

		564,246

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC 3.750%, 4/1/24	25,000	26,644
3.400%, 9/1/24	250,000	262,991
CSX Corp. 3.350%, 11/1/25	250,000	261,126

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Union Pacific Corp. 3.250%, 8/15/25	$150,000	$155,740

		706,501

Trading Companies & Distributors (0.1%)
Air Lease Corp. 3.875%, 4/1/21	150,000	153,333
3.250%, 3/1/25	150,000	150,351
Aircastle Ltd. 4.125%, 5/1/24	100,000	102,935
United Rentals North America, Inc. 4.875%, 1/15/28	750,000	765,000

		1,171,619

Total Industrials		9,580,008

Information Technology (0.8%)
Communications Equipment (0.0%)
Cisco Systems, Inc. 3.625%, 3/4/24	150,000	160,029
Juniper Networks, Inc. 4.600%, 3/15/21	50,000	51,713

		211,742

IT Services (0.1%)
Broadridge Financial Solutions, Inc. 3.400%, 6/27/26	55,000	55,850
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	103,911
5.000%, 10/15/25	200,000	225,458
Fiserv, Inc. 4.750%, 6/15/21	100,000	104,473
IBM Credit LLC 3.000%, 2/6/23	250,000	255,489
International Business Machines Corp.
3.375%, 8/1/23	150,000	155,727
3.450%, 2/19/26	150,000	157,621
Mastercard, Inc. 3.375%, 4/1/24	50,000	52,728
Visa, Inc. 2.800%, 12/14/22	115,000	117,797
2.750%, 9/15/27	150,000	152,708

		1,381,762

Semiconductors & Semiconductor Equipment (0.2%)
Applied Materials, Inc. 4.300%, 6/15/21	100,000	104,145
Broadcom Corp. 3.875%, 1/15/27	350,000	342,384
Broadcom, Inc. 3.625%, 10/15/24§	250,000	251,282
Intel Corp. 3.300%, 10/1/21	100,000	102,712
2.700%, 12/15/22	150,000	152,760
3.150%, 5/11/27 (x)	150,000	155,559
KLA-Tencor Corp. 4.125%, 11/1/21	135,000	140,135
Lam Research Corp. 3.800%, 3/15/25	60,000	63,419
QUALCOMM, Inc. 2.600%, 1/30/23	250,000	250,949
3.450%, 5/20/25	150,000	155,538

		1,718,883

Software (0.2%)
Adobe, Inc. 3.250%, 2/1/25	200,000	208,838
Microsoft Corp. 4.000%, 2/8/21	150,000	154,812
2.375%, 2/12/22	145,000	146,576
2.650%, 11/3/22	110,000	112,343
2.000%, 8/8/23	135,000	134,793
2.400%, 8/8/26	250,000	251,033
3.300%, 2/6/27	250,000	265,454
Oracle Corp. 2.500%, 5/15/22	150,000	151,514
2.500%, 10/15/22	200,000	202,139
2.400%, 9/15/23	150,000	150,888
2.650%, 7/15/26	250,000	250,713
VMware, Inc. 2.950%, 8/21/22	150,000	151,177

		2,180,280

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc. 2.150%, 2/9/22	150,000	150,443
2.850%, 2/23/23	110,000	112,641
3.000%, 2/9/24	150,000	154,811
3.450%, 5/6/24	250,000	264,040
3.200%, 5/13/25	115,000	120,292
3.350%, 2/9/27	250,000	263,300
3.000%, 11/13/27	200,000	205,642
Dell International LLC 5.450%, 6/15/23§	1,800,000	1,943,857
6.020%, 6/15/26§	95,000	104,577
Hewlett Packard Enterprise Co. 4.900%, 10/15/25 (e)	150,000	164,065
HP, Inc. 4.050%, 9/15/22	200,000	209,033
Seagate HDD Cayman 4.750%, 6/1/23	75,000	77,597
4.875%, 6/1/27	100,000	99,847

		3,870,145

Total Information Technology		9,362,812

Materials (1.2%)
Chemicals (0.6%)
Albemarle Corp. 4.150%, 12/1/24	200,000	211,616
Dow Chemical Co. (The) 3.000%, 11/15/22	150,000	151,987
DuPont de Nemours, Inc. 4.493%, 11/15/25	3,000,000	3,319,827
4.725%, 11/15/28	150,000	169,532
Eastman Chemical Co. 3.600%, 8/15/22	100,000	102,750
LyondellBasell Industries NV 6.000%, 11/15/21	200,000	214,142
Nutrien Ltd. 3.150%, 10/1/22	50,000	50,762
3.375%, 3/15/25	150,000	153,327
Sherwin-Williams Co. (The) 3.450%, 6/1/27	250,000	256,141

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Syngenta Finance NV 4.441%, 4/24/23§	$1,800,000	$1,863,090

		6,493,174

Containers & Packaging (0.4%)
BWAY Holding Co. 5.500%, 4/15/24§	2,000,000	2,001,000
7.250%, 4/15/25§	1,700,000	1,640,500
International Paper Co. 4.750%, 2/15/22	57,000	60,160
3.650%, 6/15/24	150,000	156,663
WRKCo, Inc. 3.900%, 6/1/28	150,000	153,972

		4,012,295

Metals & Mining (0.2%)
FMG Resources August 2006 Pty. Ltd.
5.125%, 5/15/24 (x)§	2,200,000	2,282,500
Newmont Goldcorp Corp. 3.500%, 3/15/22	100,000	102,652
Vale Overseas Ltd. 4.375%, 1/11/22	48,000	49,485
6.250%, 8/10/26	150,000	170,014

		2,604,651

Total Materials		13,110,120

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	150,000	157,669
American Tower Corp. (REIT) 3.500%, 1/31/23	150,000	154,550
3.550%, 7/15/27	150,000	153,075
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	100,000	102,012
Boston Properties LP (REIT) 5.625%, 11/15/20	70,000	72,461
3.850%, 2/1/23	100,000	104,528
3.200%, 1/15/25	250,000	255,086
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	150,000	152,661
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	250,000	270,224
Equinix, Inc. (REIT) 5.375%, 5/15/27	1,000,000	1,071,170
ERP Operating LP (REIT) 4.625%, 12/15/21	150,000	157,556
Essex Portfolio LP (REIT) 3.875%, 5/1/24	250,000	262,833
GLP Capital LP (REIT) 5.300%, 1/15/29	100,000	107,838
HCP, Inc. (REIT) 3.875%, 8/15/24	150,000	157,031
Hospitality Properties Trust (REIT) 5.250%, 2/15/26	100,000	101,963
Iron Mountain, Inc. (REIT) 5.750%, 8/15/24	2,000,000	2,017,500
Kimco Realty Corp. (REIT) 2.800%, 10/1/26	150,000	146,618
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	250,000	261,973
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	150,000	156,461
Realty Income Corp. (REIT) 3.250%, 10/15/22	150,000	154,190
Simon Property Group LP (REIT) 3.500%, 9/1/25	150,000	157,356
SITE Centers Corp. (REIT) 4.250%, 2/1/26	100,000	104,574
Ventas Realty LP (REIT) 4.250%, 3/1/22	100,000	104,340
Welltower, Inc. (REIT) 4.000%, 6/1/25	150,000	158,339
WP Carey, Inc. (REIT) 4.250%, 10/1/26	100,000	104,304

		6,646,312

Total Real Estate		6,646,312

Utilities (0.8%)
Electric Utilities (0.3%)
Arizona Public Service Co. 3.150%, 5/15/25	150,000	154,635
Commonwealth Edison Co. 3.400%, 9/1/21	100,000	102,486
2.550%, 6/15/26	150,000	149,172
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	150,000	150,367
DTE Electric Co. 3.450%, 10/1/20	100,000	101,067
Duke Energy Corp. 3.150%, 8/15/27	200,000	202,596
Duke Energy Indiana LLC 3.750%, 7/15/20	100,000	101,545
Entergy Corp. 5.125%, 9/15/20	50,000	51,266
Entergy Louisiana LLC 2.400%, 10/1/26	150,000	145,973
FirstEnergy Corp.
Series B 3.900%, 7/15/27	150,000	157,152
Florida Power & Light Co. 3.250%, 6/1/24	150,000	156,035
Indiana Michigan Power Co. 3.850%, 5/15/28	150,000	162,197
LG&E & KU Energy LLC 3.750%, 11/15/20	100,000	101,856
NextEra Energy Capital Holdings, Inc.
3.500%, 4/1/29	150,000	155,564
Northern States Power Co. 2.150%, 8/15/22	100,000	99,958
PPL Capital Funding, Inc. 4.200%, 6/15/22	75,000	78,630
Progress Energy, Inc. 4.400%, 1/15/21	100,000	102,978
Public Service Electric & Gas Co. 3.650%, 9/1/28	50,000	53,660
Southern California Edison Co. 3.875%, 6/1/21	50,000	50,776
Southern Co. (The) 3.250%, 7/1/26	250,000	253,706

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Virginia Electric & Power Co.
Series A 3.100%, 5/15/25	$200,000	$205,528
Wisconsin Electric Power Co. 2.950%, 9/15/21	50,000	50,647
Xcel Energy, Inc. 4.000%, 6/15/28	25,000	26,827

		2,814,621

Gas Utilities (0.0%)
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	150,000	155,470

Independent Power and Renewable Electricity Producers (0.4%)
Calpine Corp. 5.375%, 1/15/23	3,000,000	3,027,330
5.750%, 1/15/25	1,500,000	1,485,000

		4,512,330

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	250,000	264,139
Consumers Energy Co. 2.850%, 5/15/22	50,000	50,980
3.375%, 8/15/23	100,000	104,354
Puget Energy, Inc. 3.650%, 5/15/25	150,000	153,026
San Diego Gas & Electric Co.
Series NNN 3.600%, 9/1/23	150,000	155,741
Sempra Energy 3.550%, 6/15/24	250,000	257,704

		985,944

Total Utilities		8,468,365

Total Corporate Bonds		306,434,509

Foreign Government Securities (0.6%)
Export-Import Bank of Korea 1.875%, 10/21/21	250,000	247,891
4.000%, 1/14/24	250,000	266,797
Japan Bank for International Cooperation
1.500%, 7/21/21	500,000	495,127
3.375%, 10/31/23	200,000	210,196
2.750%, 1/21/26	250,000	256,738
Province of British Columbia 2.000%, 10/23/22	200,000	200,584
Province of Manitoba 2.125%, 6/22/26	100,000	99,351
Province of Ontario 2.400%, 2/8/22	350,000	353,967
2.450%, 6/29/22	150,000	152,130
Province of Quebec 2.625%, 2/13/23	200,000	204,982
2.875%, 10/16/24	100,000	104,257
Republic of Chile 3.125%, 1/21/26	200,000	208,250
Republic of Colombia 4.000%, 2/26/24	200,000	209,500
3.875%, 4/25/27	250,000	260,875
Republic of Hungary 6.375%, 3/29/21	250,000	266,793
Republic of Indonesia 4.100%, 4/24/28	200,000	211,250
Republic of Italy 6.875%, 9/27/23	100,000	112,925
Republic of Korea 2.500%, 6/19/29	200,000	199,050
Republic of Panama 4.000%, 9/22/24	200,000	213,312
3.875%, 3/17/28	200,000	213,875
Republic of Philippines 10.625%, 3/16/25	150,000	214,781
Republic of Poland 5.000%, 3/23/22	150,000	161,438
4.000%, 1/22/24	100,000	107,478
Republic of Uruguay 4.500%, 8/14/24	250,000	267,125
Svensk Exportkredit AB 2.375%, 4/9/21	500,000	503,664
United Mexican States 4.000%, 10/2/23	250,000	261,250
4.125%, 1/21/26	250,000	261,938

Total Foreign Government Securities		6,265,524

Loan Participations (1.2%)
Communication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Securus Technologies Holdings, Inc.
(ICE LIBOR USD 3 Month + 8.25%), 10.580%, 11/1/25 (k)	700,000	641,667

Total Communication Services		641,667

Consumer Discretionary (0.7%)
Hotels, Restaurants & Leisure (0.4%)
24 Hour Fitness Worldwide, Inc.
(ICE LIBOR USD 1 Month + 3.50%), 5.902%, 5/30/25 (k)	1,980,000	1,971,090
Stars Group Holdings BV (ICE LIBOR USD 3 Month + 3.50%), 5.830%, 7/10/25 (k)	2,230,245	2,228,851

		4,199,941

Multiline Retail (0.3%)
Belk, Inc. (ICE LIBOR USD 3 Month + 4.75%), 7.285%, 12/12/22 (k)	4,816,556	3,873,027

Total Consumer Discretionary		8,072,968

Health Care (0.3%)
Pharmaceuticals (0.3%)
Amneal Pharmaceuticals LLC (ICE LIBOR USD 1 Month + 3.50%), 5.938%, 3/21/25 (k)	2,969,307	2,945,799

Total Health Care		2,945,799

Industrials (0.1%)
Commercial Services & Supplies (0.0%)
West Corp. (ICE LIBOR USD 3 Month + 4.00%), 6.522%, 10/10/24 (k)	868,655	808,573

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Electrical Equipment (0.1%)
Cortes NP Acquisition Corp. (ICE LIBOR USD 3 Month + 4.00%), 6.330%, 11/30/23 (k)	$902,586	$855,764

Total Industrials		1,664,337

Total Loan Participations		13,324,771

Municipal Bonds (0.0%)
New Jersey Economic Development Authority, St Pension Funding Revenue,
Series A, NATL-RE 7.425%, 2/15/29	100,000	126,320
Oregon School Boards Association, Taxable-Pension-
Series B, NATL-RE 5.550%, 6/30/28	150,000	177,897
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	75,000	79,861

Total Municipal Bonds		384,078

Supranational (0.6%)
Asian Development Bank 1.625%, 3/16/21 (x)	500,000	497,891
2.375%, 8/10/27	150,000	153,386
2.500%, 11/2/27	200,000	206,281
2.750%, 1/19/28	100,000	105,029
European Bank for Reconstruction & Development
2.125%, 3/7/22	350,000	352,768
European Investment Bank 4.000%, 2/16/21	200,000	206,632
2.375%, 5/13/21	750,000	756,995
2.875%, 12/15/21 (x)	250,000	256,319
2.125%, 4/13/26	500,000	489,656
2.375%, 5/24/27	200,000	206,462
Inter-American Development Bank
2.625%, 4/19/21	250,000	253,256
2.125%, 1/18/22	500,000	503,864
3.000%, 10/4/23	250,000	261,043
2.375%, 7/7/27	150,000	153,343
International Bank for Reconstruction & Development
1.625%, 3/9/21	250,000	248,943
2.250%, 6/24/21	500,000	503,845
2.000%, 1/26/22 (x)	500,000	502,217
2.125%, 2/13/23	200,000	201,428
3.000%, 9/27/23	200,000	208,686
1.875%, 10/27/26	150,000	149,103
International Finance Corp. 1.125%, 7/20/21	500,000	493,262

Total Supranational		6,710,409

U.S. Government Agency Securities (0.5%)
FFCB 2.850%, 9/20/21	945,000	965,902
FHLB 2.375%, 3/30/20	300,000	300,708
1.375%, 9/28/20	300,000	298,251
3.000%, 12/9/22	385,000	400,488
5.375%, 8/15/24	300,000	350,808
3.125%, 6/13/25	375,000	399,359
FHLMC 1.125%, 8/12/21	758,000	747,870
2.375%, 1/13/22	1,525,000	1,547,531
FNMA 2.625%, 1/11/22	325,000	332,042
2.375%, 1/19/23	125,000	127,480
2.625%, 9/6/24	500,000	519,621

Total U.S. Government Agency Securities		5,990,060

U.S. Treasury Obligations (19.1%)
U.S. Treasury Bonds 7.125%, 2/15/23	1,800,000	2,137,922
7.625%, 2/15/25	1,600,000	2,093,325
6.000%, 2/15/26	500,000	628,336
6.500%, 11/15/26	1,300,000	1,709,673
6.375%, 8/15/27	1,000,000	1,332,812
6.125%, 11/15/27	1,500,000	1,983,340
5.500%, 8/15/28	1,250,000	1,617,051
5.250%, 11/15/28	1,700,000	2,173,476
3.000%, 2/15/49	2,500,000	2,746,172
U.S. Treasury Notes 2.250%, 3/31/20	9,500,000	9,515,660
2.500%, 5/31/20	10,000,000	10,043,633
1.625%, 6/30/20	400,000	398,688
2.500%, 6/30/20	10,000,000	10,052,656
2.000%, 7/31/20	500,000	500,342
2.625%, 8/15/20	1,325,000	1,335,367
1.375%, 8/31/20	1,100,000	1,093,219
1.375%, 9/30/20	1,500,000	1,490,496
2.000%, 9/30/20	1,100,000	1,101,654
1.375%, 10/31/20	1,700,000	1,689,129
2.625%, 11/15/20	2,000,000	2,020,633
1.625%, 11/30/20	1,100,000	1,096,558
2.000%, 11/30/20	1,000,000	1,002,157
1.750%, 12/31/20	3,500,000	3,495,488
2.125%, 1/31/21	7,250,000	7,283,531
3.625%, 2/15/21	2,300,000	2,366,044
1.125%, 2/28/21	3,500,000	3,460,653
2.000%, 2/28/21	2,000,000	2,006,031
2.500%, 2/28/21	3,800,000	3,842,809
2.375%, 3/15/21	5,000,000	5,048,281
1.250%, 3/31/21	1,000,000	990,664
2.375%, 4/15/21	1,000,000	1,010,172
3.125%, 5/15/21	3,500,000	3,585,914
1.375%, 5/31/21	1,700,000	1,687,316
1.125%, 6/30/21	1,300,000	1,284,095
2.125%, 6/30/21	800,000	805,750
2.250%, 7/31/21	3,980,400	4,020,017
2.125%, 8/15/21	800,000	806,056
1.125%, 9/30/21	1,500,000	1,480,230
2.125%, 9/30/21	1,000,000	1,008,500
1.250%, 10/31/21	700,000	692,185
2.000%, 11/15/21	2,000,000	2,012,969
1.750%, 11/30/21	1,500,000	1,500,504
1.875%, 11/30/21	2,000,000	2,006,265
2.000%, 12/31/21	1,000,000	1,006,813
2.125%, 12/31/21	750,000	757,195
1.500%, 1/31/22	600,000	596,634
1.750%, 2/28/22	400,000	400,247
1.875%, 2/28/22	2,200,000	2,208,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 3/31/22	$500,000	$502,191
1.875%, 4/30/22	700,000	702,833
1.750%, 5/15/22	800,000	800,569
1.750%, 5/31/22	300,000	300,211
1.750%, 6/30/22	300,000	300,380
2.125%, 6/30/22	1,800,000	1,821,319
1.875%, 7/31/22	1,637,900	1,645,232
2.000%, 7/31/22	1,100,000	1,109,084
1.625%, 8/31/22	1,800,000	1,794,262
1.875%, 8/31/22	700,000	703,090
1.750%, 9/30/22	3,500,000	3,502,188
1.875%, 9/30/22	600,000	602,953
2.000%, 11/30/22	3,500,000	3,531,801
2.125%, 12/31/22	1,500,000	1,520,520
1.750%, 1/31/23	200,000	200,136
2.375%, 1/31/23	1,000,000	1,022,281
1.500%, 2/28/23	800,000	793,606
1.500%, 3/31/23	700,000	694,187
2.500%, 3/31/23	2,000,000	2,055,750
1.750%, 5/15/23	2,000,000	2,001,203
1.625%, 5/31/23	1,000,000	996,062
2.750%, 5/31/23	7,500,000	7,786,465
2.750%, 7/31/23	2,000,000	2,079,391
2.500%, 8/15/23	500,000	515,152
1.375%, 8/31/23	500,000	492,699
2.750%, 8/31/23	3,000,000	3,121,149
1.375%, 9/30/23	1,000,000	985,008
2.750%, 11/15/23	650,000	677,386
2.125%, 11/30/23	2,400,000	2,438,231
2.625%, 12/31/23	2,000,000	2,075,266
2.250%, 1/31/24	2,000,000	2,043,391
2.750%, 2/15/24	1,200,000	1,253,156
2.125%, 3/31/24	3,000,000	3,050,086
2.500%, 5/15/24	3,500,000	3,620,586
2.000%, 6/30/24	800,000	808,669
2.125%, 7/31/24	1,000,000	1,016,945
2.375%, 8/15/24	2,500,000	2,572,871
2.250%, 11/15/24	1,800,000	1,841,752
2.250%, 12/31/24	1,250,000	1,279,297
2.000%, 2/15/25	3,290,000	3,323,209
2.750%, 2/28/25	1,000,000	1,050,562
2.125%, 5/15/25	1,000,000	1,016,867
2.875%, 5/31/25	5,000,000	5,293,828
2.000%, 8/15/25	800,000	807,569
2.750%, 8/31/25	500,000	526,566
2.250%, 11/15/25	1,800,000	1,843,256
1.625%, 2/15/26	3,500,000	3,448,594
1.625%, 5/15/26	2,400,000	2,361,844
1.500%, 8/15/26	1,350,000	1,315,712
2.000%, 11/15/26	200,000	201,514
2.250%, 2/15/27	1,500,000	1,537,148
2.375%, 5/15/27	1,700,000	1,757,455
2.250%, 8/15/27	2,100,000	2,150,662
2.250%, 11/15/27	3,600,000	3,685,416
2.750%, 2/15/28	1,500,000	1,594,875
2.875%, 5/15/28	700,000	751,647
2.875%, 8/15/28	1,600,000	1,719,450
2.625%, 2/15/29	2,314,000	2,440,222
2.375%, 5/15/29	1,300,000	1,343,469

Total U.S. Treasury Obligations		215,552,101

Total Long-Term Debt Securities (49.6%) (Cost $557,077,747)		560,767,238

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.2%)
Banks (0.2%)
JPMorgan Chase & Co.,
Series EE 6.000%	100,000	2,715,000

Total Preferred Stock (0.2%) (Cost $2,500,000)		2,715,000

COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	54,404	1,823,078
BCE, Inc.	50,000	2,274,827
CenturyLink, Inc.	7,021	82,567
Verizon Communications, Inc.	170,830	9,759,518

		13,939,990

Entertainment (0.3%)
Activision Blizzard, Inc.	5,635	265,972
Electronic Arts, Inc.*	2,171	219,835
Netflix, Inc.*	3,260	1,197,463
Take-Two Interactive Software, Inc.*	841	95,479
Viacom, Inc., Class B	2,609	77,931
Walt Disney Co. (The)	13,004	1,815,879

		3,672,559

Interactive Media & Services (0.8%)
Alphabet, Inc., Class A*	2,232	2,416,810
Alphabet, Inc., Class C*	2,284	2,468,798
Facebook, Inc., Class A*	17,910	3,456,630
TripAdvisor, Inc.*	756	34,995
Twitter, Inc.*	5,359	187,029

		8,564,262

Media (0.2%)
CBS Corp. (Non-Voting), Class B	2,592	129,341
Charter Communications, Inc., Class A*	1,285	507,806
Comcast Corp., Class A	33,765	1,427,584
Discovery, Inc., Class A (x)*	1,141	35,029
Discovery, Inc., Class C*	2,659	75,648
DISH Network Corp., Class A*	1,692	64,990
Fox Corp., Class A	2,600	95,264
Fox Corp., Class B	1,198	43,763
Interpublic Group of Cos., Inc. (The)	2,837	64,088
News Corp., Class A	2,844	38,366
News Corp., Class B	855	11,936
Omnicom Group, Inc. (x)	1,654	135,545

		2,629,360

Total Communication Services		28,806,171

Consumer Discretionary (3.2%)
Auto Components (0.0%)
Aptiv plc	1,874	151,476
BorgWarner, Inc.	1,538	64,565

		216,041

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Automobiles (1.2%)
Daimler AG (Registered)	59,500	$3,310,140
Ford Motor Co.	301,381	3,083,128
General Motors Co.	173,246	6,675,168
Harley-Davidson, Inc.	1,202	43,068

		13,111,504

Distributors (0.0%)
Genuine Parts Co.	1,083	112,177
LKQ Corp.*	2,349	62,507

		174,684

Diversified Consumer Services (0.0%)
H&R Block, Inc.	1,491	43,686

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	2,956	137,602
Chipotle Mexican Grill, Inc.*	181	132,651
Darden Restaurants, Inc.	916	111,505
Hilton Worldwide Holdings, Inc.	2,132	208,382
Marriott International, Inc., Class A	2,049	287,454
McDonald’s Corp.	5,692	1,182,001
MGM Resorts International	3,700	105,709
Norwegian Cruise Line Holdings Ltd.*	1,624	87,095
Royal Caribbean Cruises Ltd.	1,310	158,785
Starbucks Corp.	9,029	756,901
Wynn Resorts Ltd.	722	89,521
Yum! Brands, Inc.	2,303	254,873

		3,512,479

Household Durables (0.1%)
DR Horton, Inc.	2,528	109,033
Garmin Ltd.	892	71,182
Leggett & Platt, Inc.	963	36,950
Lennar Corp., Class A	2,157	104,528
Mohawk Industries, Inc.*	466	68,721
Newell Brands, Inc.	2,838	43,762
PulteGroup, Inc.	1,908	60,331
Whirlpool Corp.	471	67,051

		561,558

Internet & Direct Marketing Retail (0.6%)
Amazon.com, Inc.*	3,083	5,838,061
Booking Holdings, Inc.*	323	605,531
eBay, Inc.	6,107	241,227
Expedia Group, Inc.	875	116,401

		6,801,220

Leisure Products (0.0%)
Hasbro, Inc.	859	90,779

Multiline Retail (0.5%)
Dollar General Corp.	1,901	256,939
Dollar Tree, Inc.*	1,757	188,684
Kohl’s Corp.	1,219	57,964
Macy’s, Inc.	2,270	48,714
Nordstrom, Inc. (x)	671	21,378
Target Corp.	63,789	5,524,766

		6,098,445

Specialty Retail (0.4%)
Advance Auto Parts, Inc.	538	82,927
AutoZone, Inc.*	181	199,004
Best Buy Co., Inc.	1,728	120,493
CarMax, Inc. (x)*	1,224	106,280
Foot Locker, Inc.	848	35,548
Gap, Inc. (The)	1,577	28,339
Home Depot, Inc. (The)	8,202	1,705,770
L Brands, Inc.	1,686	44,005
Lowe’s Cos., Inc.	5,836	588,911
O’Reilly Automotive, Inc.*	591	218,268
Ross Stores, Inc.	2,703	267,921
Tiffany & Co.	801	75,006
TJX Cos., Inc. (The)	9,040	478,035
Tractor Supply Co.	901	98,029
Ulta Beauty, Inc.*	416	144,306

		4,192,842

Textiles, Apparel & Luxury Goods (0.1%)
Capri Holdings Ltd.*	1,109	38,460
Hanesbrands, Inc.	2,663	45,857
NIKE, Inc., Class B	9,402	789,298
PVH Corp.	559	52,904
Ralph Lauren Corp.	403	45,777
Tapestry, Inc.	2,139	67,870
Under Armour, Inc., Class A (x)*	1,343	34,045
Under Armour, Inc., Class C*	1,574	34,943
VF Corp.	2,464	215,230

		1,324,384

Total Consumer Discretionary		36,127,622

Consumer Staples (2.9%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV (ADR)	30,000	2,655,300
Brown-Forman Corp., Class B	1,228	68,068
Coca-Cola Co. (The)	56,481	2,876,013
Constellation Brands, Inc., Class A	1,228	241,842
Molson Coors Brewing Co., Class B	1,383	77,448
Monster Beverage Corp.*	2,942	187,788
PepsiCo, Inc.	60,424	7,923,399

		14,029,858

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.	3,291	869,680
Kroger Co. (The)	6,118	132,822
Sysco Corp.	3,530	249,641
Walgreens Boots Alliance, Inc.	5,793	316,703
Walmart, Inc.	10,428	1,152,190

		2,721,036

Food Products (0.2%)
Archer-Daniels-Midland Co.	4,139	168,871
Campbell Soup Co. (x)	1,422	56,980
Conagra Brands, Inc.	3,585	95,074
General Mills, Inc.	4,506	236,655
Hershey Co. (The)	1,035	138,721

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hormel Foods Corp.	2,013	$81,607
JM Smucker Co. (The)	840	96,760
Kellogg Co.	1,870	100,176
Kraft Heinz Co. (The)	4,591	142,505
Lamb Weston Holdings, Inc.	1,081	68,492
McCormick & Co., Inc. (Non-Voting)	935	144,934
Mondelez International, Inc., Class A	10,733	578,509
Tyson Foods, Inc., Class A	2,179	175,932

		2,085,216

Household Products (0.8%)
Church & Dwight Co., Inc.	1,818	132,823
Clorox Co. (The)	942	144,230
Colgate-Palmolive Co.	6,403	458,903
Kimberly-Clark Corp.	2,557	340,797
Procter & Gamble Co. (The)	71,099	7,796,005

		8,872,758

Personal Products (0.0%)
Coty, Inc., Class A	2,241	30,029
Estee Lauder Cos., Inc. (The), Class A	1,654	302,864

		332,893

Tobacco (0.5%)
Altria Group, Inc.	13,965	661,243
Philip Morris International, Inc.	56,124	4,407,418

		5,068,661

Total Consumer Staples		33,110,422

Energy (3.4%)
Energy Equipment & Services (0.5%)
Baker Hughes a GE Co.	92,790	2,285,418
Halliburton Co.	61,467	1,397,759
Helmerich & Payne, Inc.	801	40,547
National Oilwell Varco, Inc.	2,830	62,911
Schlumberger Ltd.	35,347	1,404,690
TechnipFMC plc	3,141	81,477

		5,272,802

Oil, Gas & Consumable Fuels (2.9%)
Anadarko Petroleum Corp.	3,723	262,695
Apache Corp.	2,802	81,174
Cabot Oil & Gas Corp.	3,183	73,082
Chevron Corp.	54,200	6,744,648
Cimarex Energy Co.	782	46,396
Concho Resources, Inc.	1,530	157,865
ConocoPhillips	8,420	513,620
Devon Energy Corp.	3,055	87,128
Diamondback Energy, Inc.	1,139	124,117
EOG Resources, Inc.	4,342	404,501
Exxon Mobil Corp.	91,541	7,014,787
Hess Corp. (x)	1,837	116,778
HollyFrontier Corp.	1,177	54,471
Kinder Morgan, Inc.	14,465	302,029
Marathon Oil Corp.	6,137	87,207
Marathon Petroleum Corp.	4,895	273,533
Noble Energy, Inc.	3,542	79,341
Occidental Petroleum Corp.	60,574	3,045,661
ONEOK, Inc.	3,120	214,687
Phillips 66	3,069	287,074
Pioneer Natural Resources Co.	1,258	193,556
Royal Dutch Shell plc (ADR), Class A	100,000	6,507,000
TC Energy Corp.	40,000	1,980,800
Valero Energy Corp.	3,139	268,730
Williams Cos., Inc. (The)	134,136	3,761,173

		32,682,053

Total Energy		37,954,855

Financials (5.1%)
Banks (3.2%)
Bank of America Corp.	240,919	6,986,651
Barclays plc	1,400,000	2,663,339
BB&T Corp.	5,689	279,501
Citigroup, Inc.	17,239	1,207,247
Citizens Financial Group, Inc.	3,454	122,133
Comerica, Inc.	1,117	81,139
Fifth Third Bancorp	5,421	151,246
First Republic Bank	1,266	123,625
Huntington Bancshares, Inc.	7,837	108,307
JPMorgan Chase & Co.	84,183	9,411,659
KeyCorp	7,646	135,717
M&T Bank Corp.	1,003	170,580
People’s United Financial, Inc.	3,115	52,270
PNC Financial Services Group, Inc. (The)‡	3,366	462,085
Regions Financial Corp.	7,633	114,037
SunTrust Banks, Inc.	3,317	208,473
SVB Financial Group*	393	88,264
US Bancorp	11,218	587,823
Wells Fargo & Co.	283,353	13,408,264
Zions Bancorp NA	1,434	65,935

		36,428,295

Capital Markets (0.6%)
Affiliated Managers Group, Inc.	389	35,842
Ameriprise Financial, Inc.	987	143,273
Bank of New York Mellon Corp. (The)	6,527	288,167
BlackRock, Inc.‡	884	414,861
Cboe Global Markets, Inc.	828	85,806
Charles Schwab Corp. (The)	8,887	357,168
CME Group, Inc.	2,672	518,662
E*TRADE Financial Corp.	1,885	84,071
Franklin Resources, Inc.	2,197	76,456
Goldman Sachs Group, Inc. (The)	2,555	522,753
Intercontinental Exchange, Inc.	4,205	361,378
Invesco Ltd.	3,037	62,137
MarketAxess Holdings, Inc.	280	89,998
Moody’s Corp.	1,231	240,427
Morgan Stanley	37,526	1,644,014
MSCI, Inc.	645	154,019
Nasdaq, Inc.	847	81,456
Northern Trust Corp.	1,634	147,060
Raymond James Financial, Inc.	952	80,492
S&P Global, Inc.	1,828	416,400
State Street Corp.	2,802	157,080

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
T. Rowe Price Group, Inc.	1,775	$194,735

		6,156,255

Consumer Finance (0.1%)
American Express Co.	5,079	626,952
Capital One Financial Corp.	3,497	317,318
Discover Financial Services	2,406	186,681
Synchrony Financial	4,724	163,781

		1,294,732

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	14,462	3,082,865
Jefferies Financial Group, Inc.	1,804	34,691

		3,117,556

Insurance (0.9%)
Aflac, Inc.	5,613	307,649
Allstate Corp. (The)	2,467	250,869
American International Group, Inc.	6,512	346,959
Aon plc	1,807	348,715
Arthur J Gallagher & Co.	1,419	124,290
Assurant, Inc.	458	48,722
Chubb Ltd.	3,402	501,081
Cincinnati Financial Corp.	1,117	115,799
Everest Re Group Ltd.	300	74,154
Hartford Financial Services Group, Inc. (The)	2,747	153,063
Lincoln National Corp.	1,492	96,159
Loews Corp.	1,939	106,005
Marsh & McLennan Cos., Inc.	3,833	382,342
MetLife, Inc.	124,863	6,201,945
Principal Financial Group, Inc.	1,943	112,539
Progressive Corp. (The)	4,310	344,498
Prudential Financial, Inc.	2,994	302,394
Torchmark Corp.	758	67,811
Travelers Cos., Inc. (The)	1,955	292,312
Unum Group	1,615	54,183
Willis Towers Watson plc	959	183,687

		10,415,176

Total Financials		57,412,014

Health Care (5.5%)
Biotechnology (0.4%)
AbbVie, Inc.	11,027	801,884
Alexion Pharmaceuticals, Inc.*	1,642	215,069
Amgen, Inc.	4,547	837,921
Biogen, Inc.*	1,437	336,071
Celgene Corp.*	5,279	487,991
Gilead Sciences, Inc.	9,469	639,726
Incyte Corp.*	1,369	116,310
Regeneron Pharmaceuticals, Inc.*	586	183,418
Vertex Pharmaceuticals, Inc.*	1,916	351,356

		3,969,746

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	13,151	1,105,999
ABIOMED, Inc.*	333	86,743
Align Technology, Inc.*	537	146,977
Baxter International, Inc.	3,540	289,926
Becton Dickinson and Co.	2,024	510,068
Boston Scientific Corp.*	10,346	444,671
Cooper Cos., Inc. (The)	380	128,018
Danaher Corp.	4,703	672,153
Dentsply Sirona, Inc.	1,744	101,780
Edwards Lifesciences Corp.*	1,572	290,411
Hologic, Inc.*	1,989	95,512
IDEXX Laboratories, Inc.*	637	175,385
Intuitive Surgical, Inc.*	864	453,211
Medtronic plc	10,028	976,627
ResMed, Inc.	1,098	133,989
Stryker Corp.	2,321	477,151
Teleflex, Inc.	339	112,260
Varian Medical Systems, Inc.*	673	91,616
Zimmer Biomet Holdings, Inc.	1,552	182,733

		6,475,230

Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.	1,158	98,731
Anthem, Inc.	1,929	544,383
Cardinal Health, Inc.	2,200	103,620
Centene Corp.*	3,133	164,295
Cigna Corp.	2,809	442,558
CVS Health Corp.	109,744	5,979,951
DaVita, Inc.*	931	52,378
HCA Healthcare, Inc.	1,982	267,907
Henry Schein, Inc.*	1,125	78,637
Humana, Inc.	994	263,708
Laboratory Corp. of America Holdings*	743	128,465
McKesson Corp.	1,437	193,118
Quest Diagnostics, Inc.	1,005	102,319
UnitedHealth Group, Inc.	7,084	1,728,567
Universal Health Services, Inc., Class B	629	82,015
WellCare Health Plans, Inc.*	369	105,191

		10,335,843

Health Care Technology (0.0%)
Cerner Corp.	2,432	178,265

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	2,353	175,699
Illumina, Inc.*	1,087	400,179
IQVIA Holdings, Inc.*	1,170	188,253
Mettler-Toledo International, Inc.*	185	155,400
PerkinElmer, Inc.	821	79,095
Thermo Fisher Scientific, Inc.	2,974	873,404
Waters Corp.*	504	108,481

		1,980,511

Pharmaceuticals (3.4%)
Allergan plc	2,305	385,926
AstraZeneca plc	85,000	6,949,547
Bristol-Myers Squibb Co.	112,266	5,091,263
Eli Lilly & Co.	6,463	716,036
Johnson & Johnson	44,801	6,239,883
Merck & Co., Inc.	119,197	9,994,669
Mylan NV*	3,807	72,485
Nektar Therapeutics*	1,278	45,471

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Perrigo Co. plc	923	$43,953
Pfizer, Inc.	201,387	8,724,085
Zoetis, Inc.	3,595	407,997

		38,671,315

Total Health Care		61,610,910

Industrials (2.0%)
Aerospace & Defense (0.4%)
Arconic, Inc.	2,944	76,014
Boeing Co. (The)	3,899	1,419,275
General Dynamics Corp.	2,043	371,458
Harris Corp.	897	169,650
Huntington Ingalls Industries, Inc.	292	65,624
L3 Technologies, Inc.	584	143,179
Lockheed Martin Corp.	1,843	670,004
Northrop Grumman Corp.	1,262	407,765
Raytheon Co.	2,070	359,932
Textron, Inc.	1,801	95,525
TransDigm Group, Inc.*	370	179,006
United Technologies Corp.	6,033	785,496

		4,742,928

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	1,015	85,615
Expeditors International of Washington, Inc.	1,274	96,646
FedEx Corp.	1,790	293,900
United Parcel Service, Inc., Class B	5,234	540,515

		1,016,676

Airlines (0.1%)
Alaska Air Group, Inc.	910	58,158
American Airlines Group, Inc.	3,031	98,841
Delta Air Lines, Inc.	4,441	252,027
Southwest Airlines Co.	3,635	184,585
United Continental Holdings, Inc.*	1,689	147,872

		741,483

Building Products (0.0%)
Allegion plc	702	77,606
AO Smith Corp.	1,062	50,084
Fortune Brands Home & Security, Inc.	1,044	59,644
Johnson Controls International plc	5,932	245,051
Masco Corp.	2,267	88,957

		521,342

Commercial Services & Supplies (0.1%)
Cintas Corp.	637	151,154
Copart, Inc.*	1,520	113,605
Republic Services, Inc.	1,605	139,057
Rollins, Inc.	1,087	38,991
Waste Management, Inc.	2,944	339,649

		782,456

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	815	68,778
Quanta Services, Inc.	1,078	41,169

		109,947

Electrical Equipment (0.1%)
AMETEK, Inc.	1,712	155,518
Eaton Corp. plc	3,135	261,083
Emerson Electric Co.	4,631	308,980
Rockwell Automation, Inc.	891	145,973

		871,554

Industrial Conglomerates (0.5%)
3M Co.	19,306	3,346,502
General Electric Co.	65,257	685,199
Honeywell International, Inc.	5,417	945,754
Roper Technologies, Inc.	766	280,555

		5,258,010

Machinery (0.5%)
Caterpillar, Inc.	4,235	577,188
Cummins, Inc.	21,091	3,613,732
Deere & Co.	2,341	387,927
Dover Corp.	1,080	108,216
Flowserve Corp.	965	50,846
Fortive Corp.	2,240	182,605
Illinois Tool Works, Inc.	2,217	334,346
Ingersoll-Rand plc	1,770	224,206
PACCAR, Inc.	2,580	184,883
Parker-Hannifin Corp.	946	160,829
Pentair plc	1,179	43,859
Snap-on, Inc.	411	68,078
Stanley Black & Decker, Inc.	1,153	166,735
Wabtec Corp. (x)	1,206	86,543
Xylem, Inc.	1,327	110,990

		6,300,983

Professional Services (0.0%)
Equifax, Inc.	890	120,363
IHS Markit Ltd.*	2,653	169,049
Nielsen Holdings plc	2,621	59,235
Robert Half International, Inc.	897	51,138
Verisk Analytics, Inc.	1,215	177,949

		577,734

Road & Rail (0.2%)
CSX Corp.	5,683	439,694
JB Hunt Transport Services, Inc.	645	58,959
Kansas City Southern	751	91,487
Norfolk Southern Corp.	1,982	395,072
Union Pacific Corp.	5,277	892,393

		1,877,605

Trading Companies & Distributors (0.0%)
Fastenal Co.	4,238	138,116
United Rentals, Inc.*	556	73,742
WW Grainger, Inc.	337	90,394

		302,252

Total Industrials		23,102,970

Information Technology (6.4%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	407	105,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cisco Systems, Inc.	31,911	$1,746,489
F5 Networks, Inc.*	448	65,242
Juniper Networks, Inc.	2,548	67,853
Motorola Solutions, Inc.	1,240	206,745

		2,191,995

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,225	213,466
Corning, Inc.	5,924	196,855
FLIR Systems, Inc.	1,021	55,236
IPG Photonics Corp.*	264	40,722
Keysight Technologies, Inc.*	1,384	124,297
TE Connectivity Ltd.	2,473	236,864

		867,440

IT Services (1.0%)
Accenture plc, Class A	4,768	880,983
Akamai Technologies, Inc.*	1,202	96,328
Alliance Data Systems Corp.	346	48,485
Automatic Data Processing, Inc.	3,265	539,803
Broadridge Financial Solutions, Inc.	862	110,060
Cognizant Technology Solutions Corp., Class A	4,189	265,541
DXC Technology Co.	1,988	109,638
Fidelity National Information Services, Inc.	2,414	296,150
Fiserv, Inc.*	2,942	268,193
FleetCor Technologies, Inc.*	652	183,114
Gartner, Inc.*	671	107,991
Global Payments, Inc.	1,168	187,032
International Business Machines Corp.	19,213	2,649,473
Jack Henry & Associates, Inc.	571	76,468
Mastercard, Inc., Class A	6,687	1,768,912
Paychex, Inc.	2,422	199,306
PayPal Holdings, Inc.*	8,759	1,002,555
Total System Services, Inc.	1,226	157,259
VeriSign, Inc.*	785	164,191
Visa, Inc., Class A	12,964	2,249,902
Western Union Co. (The)	3,269	65,020

		11,426,404

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	6,671	202,598
Analog Devices, Inc.	42,783	4,828,917
Applied Materials, Inc.	46,925	2,107,402
Broadcom, Inc.	2,960	852,066
Intel Corp.	153,303	7,338,615
KLA-Tencor Corp.	1,177	139,121
Lam Research Corp.	11,115	2,087,842
Maxim Integrated Products, Inc.	2,045	122,332
Microchip Technology, Inc. (x)	31,810	2,757,927
Micron Technology, Inc.*	8,244	318,136
NVIDIA Corp.	4,540	745,604
Qorvo, Inc.*	838	55,819
QUALCOMM, Inc.	9,045	688,053
Skyworks Solutions, Inc.	1,239	95,737
Texas Instruments, Inc.	67,021	7,691,330
Xilinx, Inc.	1,917	226,053

		30,257,552

Software (1.4%)
Adobe, Inc.*	3,644	1,073,705
ANSYS, Inc.*	617	126,374
Autodesk, Inc.*	1,651	268,948
Cadence Design Systems, Inc.*	2,083	147,497
Citrix Systems, Inc.	945	92,742
Fortinet, Inc.*	1,069	82,131
Intuit, Inc.	1,937	506,196
Microsoft Corp.	87,124	11,671,131
Oracle Corp.	18,089	1,030,530
Red Hat, Inc.*	1,335	250,660
salesforce.com, Inc.*	5,789	878,365
Symantec Corp.	4,445	96,723
Synopsys, Inc.*	1,146	147,479

		16,372,481

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	52,584	10,407,425
Hewlett Packard Enterprise Co.	9,804	146,570
HP, Inc.	11,121	231,206
NetApp, Inc.	1,869	115,317
Seagate Technology plc	1,804	85,005
Western Digital Corp.	2,137	101,614
Xerox Corp.	1,368	48,441

		11,135,578

Total Information Technology		72,251,450

Materials (1.9%)
Chemicals (1.1%)
Air Products & Chemicals, Inc.	1,625	367,851
Albemarle Corp.	784	55,201
BASF SE	93,000	6,759,559
Celanese Corp.	935	100,793
CF Industries Holdings, Inc.	1,694	79,127
Corteva, Inc.*	5,583	165,089
Dow, Inc.	45,583	2,247,698
DuPont de Nemours, Inc.	5,583	419,116
Eastman Chemical Co.	1,034	80,476
Ecolab, Inc.	1,906	376,321
FMC Corp.	994	82,452
International Flavors & Fragrances, Inc. (x)	748	108,527
Linde plc	4,046	812,437
LyondellBasell Industries NV, Class A	2,260	194,654
Mosaic Co. (The)	2,618	65,529
PPG Industries, Inc.	1,772	206,810
Sherwin-Williams Co. (The)	608	278,640

		12,400,280

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	463	106,541
Vulcan Materials Co.	975	133,877

		240,418

Containers & Packaging (0.1%)
Amcor plc (x)*	12,045	138,397
Avery Dennison Corp.	642	74,267
Ball Corp.	2,504	175,255
International Paper Co.	2,990	129,527
Packaging Corp. of America	698	66,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sealed Air Corp.	1,158	$49,539
Westrock Co.	1,872	68,272

		701,790

Metals & Mining (0.7%)
Freeport-McMoRan, Inc.	10,697	124,192
Newmont Goldcorp Corp.	46,064	1,772,082
Nucor Corp.	2,333	128,548
Rio Tinto plc (ADR) (x)	93,100	5,803,854

		7,828,676

Total Materials		21,171,164

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	838	118,233
American Tower Corp. (REIT)	3,306	675,912
Apartment Investment & Management Co. (REIT), Class A	1,042	52,225
AvalonBay Communities, Inc. (REIT)	1,021	207,447
Boston Properties, Inc. (REIT)	1,140	147,060
Crown Castle International Corp. (REIT)	3,105	404,737
Digital Realty Trust, Inc. (REIT)	1,524	179,512
Duke Realty Corp. (REIT)	2,645	83,609
Equinix, Inc. (REIT)	629	317,198
Equity Residential (REIT)	2,720	206,502
Essex Property Trust, Inc. (REIT)	488	142,462
Extra Space Storage, Inc. (REIT)	934	99,097
Federal Realty Investment Trust (REIT)	545	70,174
HCP, Inc. (REIT)	3,525	112,730
Host Hotels & Resorts, Inc. (REIT)	245,478	4,472,609
Iron Mountain, Inc. (REIT)	2,113	66,137
Kimco Realty Corp. (REIT)	3,111	57,491
Macerich Co. (The) (REIT)	770	25,787
Mid-America Apartment Communities, Inc. (REIT)	840	98,918
Prologis, Inc. (REIT)	4,720	378,072
Public Storage (REIT)	1,130	269,132
Realty Income Corp. (REIT)	2,347	161,873
Regency Centers Corp. (REIT)	1,251	83,492
SBA Communications Corp. (REIT)*	837	188,191
Simon Property Group, Inc. (REIT)	2,280	364,253
SL Green Realty Corp. (REIT)	630	50,633
UDR, Inc. (REIT)	2,151	96,558
Ventas, Inc. (REIT)	2,754	188,236
Vornado Realty Trust (REIT)	1,278	81,920
Welltower, Inc. (REIT)	3,019	246,139
Weyerhaeuser Co. (REIT)	5,531	145,687

		9,792,026

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,340	120,042

Total Real Estate		9,912,068

Utilities (3.2%)
Electric Utilities (1.9%)
Alliant Energy Corp.	1,742	85,497
American Electric Power Co., Inc.	3,642	320,532
Duke Energy Corp.	67,557	5,961,230
Edison International	2,405	162,121
Entergy Corp.	1,407	144,823
Evergy, Inc.	1,763	106,045
Eversource Energy	2,411	182,657
Exelon Corp.	7,245	347,325
FirstEnergy Corp.	3,742	160,195
NextEra Energy, Inc.	3,583	734,013
Pinnacle West Capital Corp.	827	77,813
PPL Corp.	5,492	170,307
Southern Co. (The)	179,296	9,911,483
Xcel Energy, Inc.	48,886	2,908,228

		21,272,269

Gas Utilities (0.0%)
Atmos Energy Corp.	862	90,993

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	4,889	81,939
NRG Energy, Inc.	2,016	70,802

		152,741

Multi-Utilities (1.3%)
Ameren Corp.	1,875	140,831
CenterPoint Energy, Inc.	3,700	105,931
CMS Energy Corp.	2,092	121,148
Consolidated Edison, Inc.	2,448	214,641
Dominion Energy, Inc.	116,008	8,969,738
DTE Energy Co.	1,386	177,242
NiSource, Inc.	2,682	77,242
Public Service Enterprise Group, Inc.	3,821	224,751
Sempra Energy	32,023	4,401,241
WEC Energy Group, Inc.	2,394	199,588

		14,632,353

Water Utilities (0.0%)
American Water Works Co., Inc.	1,333	154,628

Total Utilities		36,302,984

Total Common Stock (37.0%) (Cost $255,779,586)		417,762,630

SHORT-TERM INVESTMENTS:
Investment Company (6.5%)
JPMorgan Prime Money Market Fund, IM Shares	72,844,624	72,873,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.0%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $200,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $204,000. (xx)	$200,000	$200,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $26,215, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $26,734. (xx)	26,209	26,209
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $3,001,406, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $3,060,000. (xx)	3,000,000	3,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,255,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,280,383. (xx)	1,255,016	1,255,016
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $5,002,489, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $5,471,560. (xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $200,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $204,807. (xx)	200,000	200,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $5,002,314, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/25/19-2/15/49; total market value $5,100,000. (xx)	5,000,000	5,000,000
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $1,000,206, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $1,077,568. (xx)	1,000,000	1,000,000
Societe Generale SA, 2.50%, dated 6/28/19, due 7/5/19, repurchase price $7,003,403, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $7,542,977. (xx)	7,000,000	7,000,000

Total Repurchase Agreements		22,681,225

Total Short-Term Investments (8.5%) (Cost $95,542,970)		95,554,987

Total Investments in Securities (95.3%) (Cost $910,900,303)		1,076,799,855
Other Assets Less Liabilities (4.7%)		53,065,780

Net Assets (100%)		$1,129,865,635

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $75,035,635 or 6.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $29,041,527. This was collateralized by $7,281,674 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/11/19 - 2/15/49 and by cash of $22,681,225 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2019.

Glossary:

ADR	— American Depositary Receipt
EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
NATL	— Insured by National Public Finance Guarantee Corp.
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	884	401,855	—	(56,224)	28,085	41,145	414,861	5,920	—
PNC Bank NA 3.250%, 1/22/28	250,000	239,934	456	—	—	20,699	261,089	4,062	—
PNC Financial Services Group, Inc. (The)	3,366	451,039	—	(59,464)	38,726	31,784	462,085	6,435	—
PNC Financial Services Group, Inc. (The) 3.900%, 4/29/24	250,000	247,340	—	(180)	—	17,376	264,536	4,875	—
PNC Financial Services Group, Inc. (The) 5.125%, 2/8/20	—	102,093	—	(102,256)	937	(774)	—	897	—

Total		1,442,261	456	(218,124)	67,748	110,230	1,402,571	22,189	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	729	9/2019	USD	107,316,090	1,731,162

					1,731,162

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Security	$—	$107,126	$—	$107,126
Common Stocks
Communication Services	28,806,171	—	—	28,806,171
Consumer Discretionary	32,817,482	3,310,140	—	36,127,622
Consumer Staples	33,110,422	—	—	33,110,422
Energy	37,954,855	—	—	37,954,855
Financials	54,748,675	2,663,339	—	57,412,014
Health Care	54,661,363	6,949,547	—	61,610,910
Industrials	23,102,970	—	—	23,102,970
Information Technology	72,251,450	—	—	72,251,450
Materials	14,411,605	6,759,559	—	21,171,164
Real Estate	9,912,068	—	—	9,912,068
Utilities	36,302,984	—	—	36,302,984
Convertible Bonds
Energy	—	1,640,000	—	1,640,000
Health Care	—	4,358,660	—	4,358,660
Corporate Bonds
Communication Services	—	41,855,208	—	41,855,208
Consumer Discretionary	—	13,965,276	—	13,965,276
Consumer Staples	—	11,124,026	—	11,124,026
Energy	—	44,096,195	—	44,096,195
Financials	—	64,228,627	—	64,228,627
Health Care	—	83,997,560	—	83,997,560
Industrials	—	9,580,008	—	9,580,008
Information Technology	—	9,362,812	—	9,362,812
Materials	—	13,110,120	—	13,110,120
Real Estate	—	6,646,312	—	6,646,312
Utilities	—	8,468,365	—	8,468,365
Foreign Government Securities	—	6,265,524	—	6,265,524
Futures	1,731,162	—	—	1,731,162
Loan Participations
Communication Services	—	641,667	—	641,667
Consumer Discretionary	—	8,072,968	—	8,072,968
Health Care	—	2,945,799	—	2,945,799
Industrials	—	1,664,337	—	1,664,337
Municipal Bonds	—	384,078	—	384,078
Preferred Stock
Financials	2,715,000	—	—	2,715,000
Short-Term Investments
Investment Company	72,873,762	—	—	72,873,762
Repurchase Agreements	—	22,681,225	—	22,681,225
Supranational	—	6,710,409	—	6,710,409
U.S. Government Agency Securities	—	5,990,060	—	5,990,060
U.S. Treasury Obligations	—	215,552,101	—	215,552,101

Total Assets	$475,399,969	$603,131,048	$—	$1,078,531,017

Total Liabilities	$—	$—	$—	$—

Total	$475,399,969	$603,131,048	$—	$1,078,531,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,731,162	*

Total		$1,731,162

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$12,190,025	$12,190,025

Total	$12,190,025	$12,190,025

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,309,847	$2,309,847

Total	$2,309,847	$2,309,847

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $96,650,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 0%)*	$60,444,734
Long-term U.S. government debt securities	43,271,025

$103,715,759

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 9%)*	$130,200,029
Long-term U.S. government debt securities	46,258,749

$176,458,778

* During the six months ended June 30, 2019, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,829,418
Aggregate gross unrealized depreciation	(25,721,445)

Net unrealized appreciation	$168,107,973

Federal income tax cost of investments in securities and derivative instruments, if applicable	$910,423,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $804,536)	$1,402,571
Unaffiliated Issuers (Cost $887,414,542)	1,052,716,059
Repurchase Agreements (Cost $22,681,225)	22,681,225
Cash	63,038,619
Cash held as collateral at broker for futures	4,651,400
Receivable for securities sold	11,364,798
Dividends, interest and other receivables	6,504,579
Due from broker for futures variation margin	485,928
Receivable for Portfolio shares sold	265,928
Securities lending income receivable	48,739
Other assets	12,046

Total assets	1,163,171,892

LIABILITIES
Payable for return of collateral on securities loaned	22,681,225
Payable for securities purchased	9,275,956
Investment management fees payable	593,450
Payable for Portfolio shares redeemed	333,776
Distribution fees payable – Class IB	154,590
Administrative fees payable	112,353
Distribution fees payable – Class IA	922
Trustees’ fees payable	705
Accrued expenses	153,280

Total liabilities	33,306,257

NET ASSETS	$1,129,865,635

Net assets were comprised of:
Paid in capital	$955,423,215
Total distributable earnings (loss)	174,442,420

Net assets	$1,129,865,635

Class IA
Net asset value, offering and redemption price per share, $4,558,694 / 408,613 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.16

Class IB
Net asset value, offering and redemption price per share, $759,261,728 / 68,050,984 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.16

Class K
Net asset value, offering and redemption price per share, $366,045,213 / 32,786,464 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.16

(x)	Includes value of securities on loan of $29,041,527.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest ($9,834 interest income received from affiliates)	$13,005,293
Dividends ($12,355 of dividend income received from affiliates) (net of $98,052 foreign withholding tax)	7,790,604
Securities lending (net)	437,674

Total income	21,233,571

EXPENSES
Investment management fees	3,591,537
Distribution fees – Class IB	937,138
Administrative fees	689,078
Printing and mailing expenses	46,468
Professional fees	41,119
Custodian fees	40,168
Trustees’ fees	16,991
Distribution fees – Class IA	5,554
Miscellaneous	24,204

Total expenses	5,392,257

NET INVESTMENT INCOME (LOSS)	15,841,314

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($67,748 of realized gain (loss) from affiliates)	18,358,844
Futures contracts	12,190,025
Foreign currency transactions	(5,721)

Net realized gain (loss)	30,543,148

Change in unrealized appreciation (depreciation) on:
Investments in securities ($110,230 of change in unrealized appreciation (depreciation) from affiliates)	64,378,679
Futures contracts	2,309,847
Foreign currency translations	1,752
Unfunded commitments	42,000

Net change in unrealized appreciation (depreciation)	66,732,278

NET REALIZED AND UNREALIZED GAIN (LOSS)	97,275,426

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,116,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,841,314	$31,104,539
Net realized gain (loss)	30,543,148	33,420,844
Net change in unrealized appreciation (depreciation)	66,732,278	(112,510,913)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	113,116,740	(47,985,530)

Distributions to shareholders:
Class IA	—	(1,091,154)
Class IB	—	(52,510,801)
Class K	—	(26,562,074)

Total distributions to shareholders	—	(80,164,029)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 56,077 and 81,496 shares, respectively ]	611,100	924,559
Capital shares issued in reinvestment of dividends and distributions [ 0 and 105,080 shares, respectively ]	—	1,091,154
Capital shares repurchased [ (69,490) and (1,220,272) shares, respectively ]	(751,390)	(12,338,487)

Total Class IA transactions	(140,290)	(10,322,774)

Class IB
Capital shares sold [ 1,548,502 and 2,543,213 shares, respectively ]	16,669,803	28,630,544
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,055,619 shares, respectively ]	—	52,510,801
Capital shares repurchased [ (5,563,555) and (11,776,609) shares, respectively ]	(59,933,260)	(132,882,684)

Total Class IB transactions	(43,263,457)	(51,741,339)

Class K
Capital shares sold [ 393,845 and 1,061,848 shares, respectively ]	4,344,978	11,675,299
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,559,162 shares, respectively ]	—	26,562,074
Capital shares repurchased [ (3,058,246) and (5,045,571) shares, respectively ]	(32,612,507)	(57,178,273)

Total Class K transactions	(28,267,529)	(18,940,900)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(71,671,276)	(81,005,013)

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,445,464	(209,154,572)
NET ASSETS:
Beginning of period	1,088,420,171	1,297,574,743

End of period	$1,129,865,635	$1,088,420,171

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.08	$11.32	$10.56	$9.80	$10.36	$9.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.28	0.27	0.26	0.23	0.24
Net realized and unrealized gain (loss)	0.93	(0.74)	0.78	0.76	(0.54)	0.38

Total from investment operations	1.08	(0.46)	1.05	1.02	(0.31)	0.62

Less distributions:
Dividends from net investment income	—	(0.34)	(0.29)	(0.26)	(0.25)	(0.24)
Distributions from net realized gains	—	(0.44)	—	—	—	—

Total dividends and distributions	—	(0.78)	(0.29)	(0.26)	(0.25)	(0.24)

Net asset value, end of period	$11.16	$10.08	$11.32	$10.56	$9.80	$10.36

Total return (b)	10.71%	(4.29)%	9.97%	10.43%	(3.01)%	6.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,559	$4,256	$16,485	$4,353	$3,657	$3,905
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.04%	1.04%	1.04%	1.03%	1.04%
Before waivers and reimbursements (a)(f)	1.05%	1.04%	1.04%	1.05%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.76%	2.45%	2.47%	2.49%	2.27%	2.31%
Before waivers and reimbursements (a)(f)	2.76%	2.45%	2.47%	2.49%	2.27%	2.31%
Portfolio turnover rate (z)^	10%	30%	21%	24%	27%	25%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.09	$11.33	$10.56	$9.80	$10.36	$9.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.28	0.28	0.26	0.23	0.24
Net realized and unrealized gain (loss)	0.92	(0.74)	0.78	0.76	(0.54)	0.38

Total from investment operations	1.07	(0.46)	1.06	1.02	(0.31)	0.62

Less distributions:
Dividends from net investment income	—	(0.34)	(0.29)	(0.26)	(0.25)	(0.24)
Distributions from net realized gains	—	(0.44)	—	—	—	—

Total dividends and distributions	—	(0.78)	(0.29)	(0.26)	(0.25)	(0.24)

Net asset value, end of period	$11.16	$10.09	$11.33	$10.56	$9.80	$10.36

Total return (b)	10.60%	(4.29)%	10.07%	10.43%	(3.01)%	6.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$759,262	$726,831	$863,610	$858,742	$833,107	$971,028
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.04%	1.04%	1.04%	1.03%	1.04%
Before waivers and reimbursements (a)(f)	1.05%	1.04%	1.04%	1.05%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.76%	2.45%	2.49%	2.50%	2.27%	2.32%
Before waivers and reimbursements (a)(f)	2.76%	2.45%	2.49%	2.49%	2.27%	2.32%
Portfolio turnover rate (z)^	10%	30%	21%	24%	27%	25%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.08	$11.32	$10.56	$9.80	$10.36	$9.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.31	0.30	0.28	0.26	0.27
Net realized and unrealized gain (loss)	0.92	(0.74)	0.78	0.77	(0.55)	0.38

Total from investment operations	1.08	(0.43)	1.08	1.05	(0.29)	0.65

Less distributions:
Dividends from net investment income	—	(0.37)	(0.32)	(0.29)	(0.27)	(0.27)
Distributions from net realized gains	—	(0.44)	—	—	—	—

Total dividends and distributions	—	(0.81)	(0.32)	(0.29)	(0.27)	(0.27)

Net asset value, end of period	$11.16	$10.08	$11.32	$10.56	$9.80	$10.36

Total return (b)	10.71%	(4.05)%	10.23%	10.72%	(2.76)%	6.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$366,045	$357,333	$417,480	$396,937	$431,785	$481,055
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.79%	0.79%	0.79%	0.78%	0.79%
Before waivers and reimbursements (a)(f)	0.80%	0.79%	0.79%	0.80%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.01%	2.70%	2.74%	2.75%	2.52%	2.58%
Before waivers and reimbursements (a)(f)	3.01%	2.70%	2.74%	2.75%	2.52%	2.58%
Portfolio turnover rate (z)^	10%	30%	21%	24%	27%	25%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Industrials	26.0%
Health Care	18.4
Information Technology	17.6
Materials	11.5
Consumer Staples	8.6
Consumer Discretionary	7.2
Energy	5.3
Financials	3.3
Communication Services	0.3
Cash and Other	1.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,206.88	$4.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.45	4.39

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.88%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.3%)
Media (0.3%)
John Wiley & Sons, Inc., Class A	9,883	$453,234

Total Communication Services		453,234

Consumer Discretionary (7.2%)
Hotels, Restaurants & Leisure (2.2%)
McDonald’s Corp.	14,933	3,100,986
Yum! Brands, Inc.	6,237	690,249

		3,791,235

Multiline Retail (0.8%)
Target Corp.	14,983	1,297,678

Specialty Retail (2.4%)
Gap, Inc. (The)	32,504	584,097
Ross Stores, Inc.	15,828	1,568,871
Tiffany & Co.	21,618	2,024,310

		4,177,278

Textiles, Apparel & Luxury Goods (1.8%)
NIKE, Inc., Class B	35,801	3,005,494

Total Consumer Discretionary		12,271,685

Consumer Staples (8.6%)
Beverages (1.6%)
PepsiCo, Inc.	20,700	2,714,391

Food & Staples Retailing (1.9%)
Walgreens Boots Alliance, Inc.	14,328	783,312
Walmart, Inc.	21,412	2,365,812

		3,149,124

Food Products (2.4%)
Bunge Ltd.	26,327	1,466,677
McCormick & Co., Inc. (Non-Voting)	16,501	2,557,820

		4,024,497

Household Products (2.7%)
Colgate-Palmolive Co.	28,038	2,009,483
Procter & Gamble Co. (The)	23,835	2,613,508

		4,622,991

Total Consumer Staples		14,511,003

Energy (5.3%)
Energy Equipment & Services (1.2%)
Apergy Corp.*	19,819	664,729
Schlumberger Ltd.	34,053	1,353,266

		2,017,995

Oil, Gas & Consumable Fuels (4.1%)
Chevron Corp.	20,648	2,569,437
EOG Resources, Inc.	16,842	1,569,001
Exxon Mobil Corp.	17,883	1,370,374
Occidental Petroleum Corp.	30,578	1,537,462

		7,046,274

Total Energy		9,064,269

Financials (3.3%)
Capital Markets (0.3%)
State Street Corp.	8,416	471,801

Insurance (3.0%)
Aflac, Inc.	37,829	2,073,408
Arthur J Gallagher & Co.	6,057	530,533
Erie Indemnity Co., Class A	9,898	2,516,863

		5,120,804

Total Financials		5,592,605

Health Care (18.4%)
Biotechnology (0.6%)
AbbVie, Inc.	14,579	1,060,185

Health Care Equipment & Supplies (14.2%)
Abbott Laboratories	44,621	3,752,626
Becton Dickinson and Co.	22,197	5,593,866
Dentsply Sirona, Inc.	5,638	329,034
Medtronic plc	47,839	4,659,040
Stryker Corp.	32,219	6,623,582
West Pharmaceutical Services, Inc.	24,916	3,118,238

		24,076,386

Health Care Providers & Services (0.6%)
CVS Health Corp.	19,345	1,054,109

Pharmaceuticals (3.0%)
Johnson & Johnson	24,069	3,352,330
Perrigo Co. plc	14,186	675,537
Pfizer, Inc.	23,549	1,020,143

		5,048,010

Total Health Care		31,238,690

Industrials (26.0%)
Aerospace & Defense (5.6%)
Boeing Co. (The)	5,048	1,837,523
General Dynamics Corp.	16,511	3,002,030
Raytheon Co.	8,972	1,560,051
United Technologies Corp.	24,114	3,139,643

		9,539,247

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	7,044	727,434

Building Products (1.7%)
Johnson Controls International plc	66,101	2,730,632
Resideo Technologies, Inc.*	4,835	105,983

		2,836,615

Commercial Services & Supplies (3.5%)
ABM Industries, Inc.	51,430	2,057,200
Cintas Corp.	13,176	3,126,533
Matthews International Corp., Class A	20,350	709,198

		5,892,931

Electrical Equipment (0.6%)
nVent Electric plc	42,387	1,050,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (10.4%)
Carlisle Cos., Inc.	8,444	$1,185,622
Honeywell International, Inc.	35,313	6,165,297
Roper Technologies, Inc.	28,044	10,271,395

		17,622,314

Machinery (3.3%)
Donaldson Co., Inc.	23,621	1,201,364
Dover Corp.	28,927	2,898,485
Pentair plc	39,850	1,482,420

		5,582,269

Road & Rail (0.0%)
Norfolk Southern Corp.	200	39,866

Trading Companies & Distributors (0.5%)
WW Grainger, Inc.	2,904	778,940

Total Industrials		44,070,390

Information Technology (17.6%)
IT Services (4.5%)
Accenture plc, Class A	29,980	5,539,405
Visa, Inc., Class A	11,857	2,057,782

		7,597,187

Semiconductors & Semiconductor Equipment (6.7%)
Analog Devices, Inc.	46,233	5,218,319
Texas Instruments, Inc.	46,711	5,360,554
Versum Materials, Inc.	15,372	792,888

		11,371,761

Software (6.4%)
Microsoft Corp.	80,960	10,845,401

Total Information Technology		29,814,349

Materials (11.5%)
Chemicals (10.7%)
Air Products & Chemicals, Inc.	25,136	5,690,036
Albemarle Corp.	60,470	4,257,693
Ecolab, Inc.	9,890	1,952,681
Linde plc	31,132	6,251,306

		18,151,716

Metals & Mining (0.8%)
Nucor Corp.	24,861	1,369,841

Total Materials		19,521,557

Total Investments in Securities (98.2%) (Cost $149,829,682)		166,537,782
Other Assets Less Liabilities (1.8%)		3,072,024

Net Assets (100%)		$169,609,806

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$453,234	$—	$—	$453,234
Consumer Discretionary	12,271,685	—	—	12,271,685
Consumer Staples	14,511,003	—	—	14,511,003
Energy	9,064,269	—	—	9,064,269
Financials	5,592,605	—	—	5,592,605
Health Care	31,238,690	—	—	31,238,690
Industrials	44,070,390	—	—	44,070,390
Information Technology	29,814,349	—	—	29,814,349
Materials	19,521,557	—	—	19,521,557

Total Assets	$166,537,782	$—	$—	$166,537,782

Total Liabilities	$—	$—	$—	$—

Total	$166,537,782	$—	$—	$166,537,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,946,266
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,187,044

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,812,686
Aggregate gross unrealized depreciation	(6,104,586)

Net unrealized appreciation	$16,708,100

Federal income tax cost of investments in securities and derivative instruments, if applicable	$149,829,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $149,829,682)	$166,537,782
Cash	2,963,472
Dividends, interest and other receivables	165,555
Receivable for securities sold	123,651
Receivable for Portfolio shares sold	90,585
Deferred offering cost	9,068
Securities lending income receivable	644
Other assets	1,970

Total assets	169,892,727

LIABILITIES
Payable for Portfolio shares redeemed	145,758
Investment management fees payable	61,371
Distribution fees payable – Class IB	34,058
Administrative fees payable	12,979
Accrued expenses	28,755

Total liabilities	282,921

NET ASSETS	$169,609,806

Net assets were comprised of:
Paid in capital	$151,698,983
Total distributable earnings (loss)	17,910,823

Net assets	$169,609,806

Class IB
Net asset value, offering and redemption price per share, $169,609,806 / 5,623,517 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$1,509,547
Interest	30,979
Securities lending (net)	800

Total income	1,541,326

EXPENSES
Investment management fees	466,400
Distribution fees – Class IB	194,332
Administrative fees	74,414
Professional fees	21,183
Offering costs	14,521
Printing and mailing expenses	13,867
Tax expense	4,992
Custodian fees	4,463
Trustees’ fees	2,293
Miscellaneous	1,261

Gross expenses	797,726
Less: Waiver from investment manager	(115,771)

Net expenses	681,955

NET INVESTMENT INCOME (LOSS)	859,371

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	76,337
Net change in unrealized appreciation (depreciation) on investments in securities	27,804,872

NET REALIZED AND UNREALIZED GAIN (LOSS)	27,881,209

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,740,580

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$859,371	$384,700
Net realized gain (loss)	76,337	226,148
Net change in unrealized appreciation (depreciation)	27,804,872	(11,096,772)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,740,580	(10,485,924)

Distributions to shareholders:
Class IB	—	(415,162)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 410,860 and 256,714 shares, respectively ]	11,456,621	6,687,677
Capital shares sold in-kind (Note 8) [ 0 and 5,408,874 shares, respectively ]	—	146,138,576
Capital shares issued in reinvestment of dividends [ 0 and 15,686 shares, respectively ]	—	415,162
Capital shares repurchased [ (254,213) and (214,404) shares, respectively ]	(7,205,110)	(5,722,614)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,251,511	147,518,801

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,992,091	136,617,715
NET ASSETS:
Beginning of period	136,617,715	—

End of period	$169,609,806	$136,617,715

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$24.99		$27.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.07
Net realized and unrealized gain (loss)	5.02		(2.02)

Total from investment operations	5.17		(1.95)

Less distributions:
Dividends from net investment income	—		(0.08)

Net asset value, end of period	$30.16		$24.99

Total return (b)	20.69%		(7.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$169,610		$136,618
Ratio of expenses to average net assets:
After waivers (a)(f)	0.88	%**(j)	0.87	%(k)
Before waivers (a)(f)	1.03%		1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.10%		1.38	%(l)
Before waivers (a)(f)	0.96%		1.16	%(l)
Portfolio turnover rate (z)^	1%		5%
*	Commencement of Operations.
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.88% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	19.0%
Industrials	17.6
Information Technology	10.3
Consumer Discretionary	8.9
Health Care	7.9
Materials	7.2
Investment Company	6.8
Real Estate	6.8
Utilities	3.4
Energy	3.0
Consumer Staples	2.7
Communication Services	1.9
Repurchase Agreements	0.9
Cash and Other	3.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,141.13	$5.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,140.90	5.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,141.89	4.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.2%)
ATN International, Inc.	636	$36,716
Bandwidth, Inc., Class A*	923	69,244
Cincinnati Bell, Inc.*	2,888	14,296
Cogent Communications Holdings, Inc.	2,401	142,523
Consolidated Communications Holdings, Inc. (x)	3,980	19,621
Frontier Communications Corp. (x)*	5,786	10,126
IDT Corp., Class B*	956	9,053
Intelsat SA (x)*	3,851	74,902
Iridium Communications, Inc.*	5,689	132,326
Ooma, Inc.*	1,056	11,067
ORBCOMM, Inc. (x)*	4,273	30,979
Pareteum Corp.*	6,169	16,101
pdvWireless, Inc.*	511	24,017
Vonage Holdings Corp.*	13,006	147,358

		738,329

Entertainment (1.0%)
AMC Entertainment Holdings, Inc., Class A (x)	2,911	27,160
Cinemark Holdings, Inc.	69,400	2,505,340
Eros International plc*	1,983	2,677
Glu Mobile, Inc.*	6,652	47,761
IMAX Corp.*	3,014	60,883
Liberty Media Corp.-Liberty Braves, Class A*	538	14,957
Liberty Media Corp.-Liberty Braves, Class C*	2,059	57,590
LiveXLive Media, Inc.*	1,574	6,532
Marcus Corp. (The)	1,285	42,353
Reading International, Inc., Class A*	915	11,877
Rosetta Stone, Inc.*	1,180	26,998

		2,804,128

Interactive Media & Services (0.2%)
Care.com, Inc.*	1,239	13,604
Cargurus, Inc.*	4,263	153,937
Cars.com, Inc.*	3,921	77,322
DHI Group, Inc.*	2,937	10,485
Eventbrite, Inc., Class A*	2,098	33,988
EverQuote, Inc., Class A*	487	6,331
Liberty TripAdvisor Holdings, Inc., Class A*	4,172	51,733
Meet Group, Inc. (The)*	4,184	14,560
QuinStreet, Inc.*	2,555	40,497
Travelzoo*	266	4,107
TrueCar, Inc.*	5,948	32,476
Yelp, Inc.*	4,334	148,136

		587,176

Media (0.4%)
Boston Omaha Corp., Class A (x)*	576	13,335
Cardlytics, Inc.*	781	20,290
cbdMD, Inc.*	542	3,198
Central European Media Enterprises Ltd., Class A (x)*	4,928	21,486
Clear Channel Outdoor Holdings, Inc.*	2,277	10,748
comScore, Inc.*	2,812	14,510
Cumulus Media, Inc., Class A*	815	15,118
Daily Journal Corp. (x)*	60	14,280
Emerald Expositions Events, Inc.	1,399	15,599
Entercom Communications Corp., Class A (x)	7,294	42,305
Entravision Communications Corp., Class A	3,610	11,263
EW Scripps Co. (The), Class A	3,142	48,041
Fluent, Inc.*	2,449	13,176
Gannett Co., Inc.	6,417	52,363
Gray Television, Inc.*	5,230	85,720
Hemisphere Media Group, Inc.*	983	12,700
Lee Enterprises, Inc.*	3,075	6,888
Liberty Latin America Ltd., Class A*	2,656	45,763
Liberty Latin America Ltd., Class C*	6,539	112,405
Loral Space & Communications, Inc.*	765	26,400
Marchex, Inc., Class B*	1,991	9,358
MDC Partners, Inc., Class A*	3,284	8,276
Meredith Corp. (x)	2,286	125,867
MSG Networks, Inc., Class A*	3,311	68,670
National CineMedia, Inc.	4,364	28,628
New Media Investment Group, Inc.	3,379	31,898
Saga Communications, Inc., Class A	239	7,466
Scholastic Corp.	1,608	53,450
TechTarget, Inc.*	1,304	27,710
TEGNA, Inc.	12,489	189,208
Tribune Publishing Co.	993	7,914
WideOpenWest, Inc.*	1,658	12,037

		1,156,070

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,496	44,853
Gogo, Inc. (x)*	2,954	11,757
Shenandoah Telecommunications Co.	2,754	106,084
Spok Holdings, Inc.	961	14,454

		177,148

Total Communication Services		5,462,851

Consumer Discretionary (8.9%)
Auto Components (1.6%)
Adient plc	5,037	122,248
American Axle & Manufacturing Holdings, Inc.*	6,286	80,209
Cooper Tire & Rubber Co.	2,870	90,548
Cooper-Standard Holdings, Inc.*	993	45,499
Dana, Inc.	8,269	164,884
Dorman Products, Inc.*	1,548	134,893
Fox Factory Holding Corp.*	2,161	178,304
Gentex Corp.	3,900	95,979
Gentherm, Inc.*	1,974	82,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
LCI Industries	34,821	$3,133,890
Modine Manufacturing Co.*	2,766	39,581
Motorcar Parts of America, Inc.*	1,065	22,802
Standard Motor Products, Inc.	1,181	53,547
Stoneridge, Inc.*	1,563	49,313
Tenneco, Inc., Class A	2,900	32,161
Tower International, Inc.	1,113	21,704
Visteon Corp.*	1,622	95,017

		4,443,151

Automobiles (0.0%)
Winnebago Industries, Inc.	1,787	69,068

Distributors (0.1%)
Core-Mark Holding Co., Inc.	2,581	102,517
Funko, Inc., Class A (x)*	976	23,639
Greenlane Holdings, Inc., Class A*	356	3,414
Weyco Group, Inc.	308	8,227

		137,797

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	3,244	146,142
American Public Education, Inc.*	922	27,273
Career Education Corp.*	3,960	75,517
Carriage Services, Inc.	983	18,687
Chegg, Inc.*	6,665	257,202
Collectors Universe, Inc.	460	9,817
Houghton Mifflin Harcourt Co.*	6,063	34,923
K12, Inc.*	2,215	67,358
Laureate Education, Inc., Class A*	5,463	85,824
OneSpaWorld Holdings Ltd.*	2,608	40,424
Regis Corp.*	1,654	27,456
Select Interior Concepts, Inc., Class A*	1,229	14,318
Sotheby’s*	1,809	105,157
Strategic Education, Inc.	1,225	218,050
Weight Watchers International, Inc.*	2,684	51,264

		1,179,412

Hotels, Restaurants & Leisure (2.5%)
BBX Capital Corp.	3,675	18,044
Biglari Holdings, Inc., Class B*	56	5,816
BJ’s Restaurants, Inc.	1,173	51,542
Bloomin’ Brands, Inc.	5,279	99,826
Bluegreen Vacations Corp.	414	4,840
Boyd Gaming Corp.	4,670	125,810
Brinker International, Inc. (x)	28,979	1,140,324
Carrols Restaurant Group, Inc.*	1,967	17,762
Century Casinos, Inc.*	1,599	15,510
Cheesecake Factory, Inc. (The)	2,420	105,802
Churchill Downs, Inc.	2,007	230,946
Chuy’s Holdings, Inc.*	932	21,361
Cracker Barrel Old Country Store, Inc. (x)	1,106	188,827
Dave & Buster’s Entertainment, Inc. (x)	2,143	86,727
Del Frisco’s Restaurant Group, Inc. (x)*	1,777	14,145
Del Taco Restaurants, Inc.*	1,764	22,614
Denny’s Corp.*	3,331	68,385
Dine Brands Global, Inc. (x)	944	90,124
Drive Shack, Inc.*	3,411	15,998
El Pollo Loco Holdings, Inc. (x)*	1,270	13,538
Eldorado Resorts, Inc. (x)*	3,784	174,329
Empire Resorts, Inc.*	191	1,834
Everi Holdings, Inc.*	3,884	46,336
Fiesta Restaurant Group, Inc.*	1,345	17,673
Golden Entertainment, Inc.*	989	13,846
Habit Restaurants, Inc. (The), Class A*	1,154	12,105
Inspired Entertainment, Inc.*	508	4,288
International Speedway Corp., Class A	1,346	60,422
J Alexander’s Holdings, Inc.*	624	7,008
Jack in the Box, Inc.	10,382	844,991
Lindblad Expeditions Holdings, Inc. (x)*	1,239	22,240
Marriott Vacations Worldwide Corp.	2,536	244,470
Monarch Casino & Resort, Inc.*	642	27,439
Nathan’s Famous, Inc.	161	12,577
Noodles & Co. (x)*	1,640	12,923
Papa John’s International, Inc. (x)	1,287	57,555
Penn National Gaming, Inc.*	6,379	122,860
PlayAGS, Inc.*	1,528	29,720
Potbelly Corp.*	1,285	6,541
RCI Hospitality Holdings, Inc.	548	9,595
Red Lion Hotels Corp.*	1,362	9,684
Red Robin Gourmet Burgers, Inc. (x)*	757	23,141
Red Rock Resorts, Inc., Class A	3,961	85,082
Ruth’s Hospitality Group, Inc.	1,611	36,586
Scientific Games Corp., Class A*	3,110	61,640
SeaWorld Entertainment, Inc.*	2,899	89,869
Shake Shack, Inc., Class A*	1,619	116,892
Speedway Motorsports, Inc.	644	11,946
Target Hospitality Corp.*	1,897	17,263
Texas Roadhouse, Inc.	3,917	210,225
Twin River Worldwide Holdings, Inc.*	1,203	35,789
Wingstop, Inc.	1,686	159,749
Wyndham Hotels & Resorts, Inc.	39,900	2,224,026

		7,148,585

Household Durables (1.1%)
Bassett Furniture Industries, Inc.	569	8,677
Beazer Homes USA, Inc.*	1,767	16,981
Cavco Industries, Inc.*	492	77,510
Century Communities, Inc.*	1,432	38,062
Ethan Allen Interiors, Inc.	1,305	27,483
Flexsteel Industries, Inc.	465	7,933
GoPro, Inc., Class A (x)*	7,029	38,378
Green Brick Partners, Inc.*	1,435	11,925
Hamilton Beach Brands Holding Co., Class A (x)	356	6,782
Helen of Troy Ltd.*	1,442	188,311
Hooker Furniture Corp.	657	13,547
Installed Building Products, Inc.*	1,301	77,045
iRobot Corp. (x)*	1,576	144,425
KB Home	4,880	125,562
La-Z-Boy, Inc.	2,662	81,617
Legacy Housing Corp.*	268	3,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
LGI Homes, Inc. (x)*	1,151	$82,216
Lifetime Brands, Inc.	653	6,177
Lovesac Co. (The)*	280	8,700
M.D.C. Holdings, Inc.	2,851	93,456
M/I Homes, Inc.*	1,474	42,068
Meritage Homes Corp.*	2,186	112,229
Purple Innovation, Inc.*	353	2,383
Skyline Champion Corp.*	2,891	79,156
Sonos, Inc.*	4,006	45,428
Taylor Morrison Home Corp., Class A*	6,219	130,350
Toll Brothers, Inc.	35,025	1,282,615
TopBuild Corp.*	2,017	166,927
TRI Pointe Group, Inc.*	8,043	96,275
Tupperware Brands Corp.	2,789	53,075
Universal Electronics, Inc.*	750	30,765
William Lyon Homes, Class A*	1,837	33,488
ZAGG, Inc. (x)*	1,535	10,684

		3,143,567

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	1,535	28,981
Duluth Holdings, Inc., Class B (x)*	617	8,385
Gaia, Inc. (x)*	619	4,692
Groupon, Inc.*	25,948	92,894
Lands’ End, Inc. (x)*	590	7,210
Leaf Group Ltd.*	994	7,366
Liberty Expedia Holdings, Inc., Class A*	3,131	149,630
Liquidity Services, Inc.*	1,457	8,873
Overstock.com, Inc. (x)*	1,544	20,998
PetMed Express, Inc. (x)	1,129	17,691
Quotient Technology, Inc.*	4,551	48,878
Rubicon Project, Inc. (The)*	2,752	17,503
Shutterfly, Inc.*	1,969	99,533
Shutterstock, Inc.	1,070	41,933
Stamps.com, Inc.*	996	45,089
Stitch Fix, Inc., Class A*	2,409	77,064
Waitr Holdings, Inc.*	3,013	18,952

		695,672

Leisure Products (0.2%)
Acushnet Holdings Corp.	1,952	51,260
American Outdoor Brands Corp.*	3,033	27,327
Callaway Golf Co.	5,296	90,879
Clarus Corp.	1,303	18,815
Escalade, Inc.	559	6,412
Johnson Outdoors, Inc., Class A	280	20,880
Malibu Boats, Inc., Class A*	1,146	44,522
Marine Products Corp.	412	6,361
MasterCraft Boat Holdings, Inc.*	1,035	20,276
Sturm Ruger & Co., Inc.	954	51,974
Vista Outdoor, Inc.*	3,250	28,860
YETI Holdings, Inc. (x)*	1,775	51,386

		418,952

Multiline Retail (0.0%)
Big Lots, Inc.	2,241	64,115
Dillard’s, Inc., Class A (x)	594	36,994
JC Penney Co., Inc. (x)*	16,971	19,347

		120,456

Specialty Retail (1.3%)
Aaron’s, Inc.	3,923	240,911
Abercrombie & Fitch Co., Class A	3,779	60,615
American Eagle Outfitters, Inc.	9,295	157,085
America’s Car-Mart, Inc.*	359	30,903
Asbury Automotive Group, Inc.*	1,109	93,533
Ascena Retail Group, Inc.*	9,877	6,025
At Home Group, Inc.*	2,578	17,169
Barnes & Noble Education, Inc.*	2,098	7,049
Barnes & Noble, Inc.	3,364	22,505
Bed Bath & Beyond, Inc. (x)	7,313	84,977
Boot Barn Holdings, Inc.*	1,607	57,273
Buckle, Inc. (The) (x)	1,580	27,350
Caleres, Inc.	49,019	976,458
Camping World Holdings, Inc., Class A (x)	1,844	22,902
Cato Corp. (The), Class A	1,229	15,141
Chico’s FAS, Inc.	7,226	24,352
Children’s Place, Inc. (The) (x)	902	86,033
Citi Trends, Inc.	717	10,483
Conn’s, Inc.*	1,134	20,208
Container Store Group, Inc. (The)*	895	6,551
Designer Brands, Inc., Class A	3,888	74,533
Express, Inc.*	4,082	11,144
GameStop Corp., Class A (x)	5,680	31,070
Genesco, Inc.*	1,104	46,688
GNC Holdings, Inc., Class A (x)*	4,631	6,946
Group 1 Automotive, Inc.	1,013	82,955
Guess?, Inc.	3,256	52,584
Haverty Furniture Cos., Inc.	1,050	17,881
Hibbett Sports, Inc.*	1,139	20,730
Hudson Ltd., Class A*	2,244	30,945
J. Jill, Inc. (x)	714	1,421
Lithia Motors, Inc., Class A	1,271	150,969
Lumber Liquidators Holdings, Inc. (x)*	1,670	19,289
MarineMax, Inc.*	1,183	19,449
Michaels Cos., Inc. (The)*	4,908	42,700
Monro, Inc.	1,875	159,938
Murphy USA, Inc.*	1,751	147,137
National Vision Holdings, Inc.*	3,953	121,476
Office Depot, Inc.	30,174	62,158
Party City Holdco, Inc.*	3,139	23,009
Rent-A-Center, Inc.*	2,798	74,511
RH (x)*	1,064	122,998
RTW RetailWinds, Inc.*	1,568	2,666
Sally Beauty Holdings, Inc.*	6,863	91,552
Shoe Carnival, Inc. (x)	610	16,836
Signet Jewelers Ltd.	2,941	52,585
Sleep Number Corp.*	1,849	74,681
Sonic Automotive, Inc., Class A	1,373	32,060
Sportsman’s Warehouse Holdings, Inc.*	2,254	8,520
Tailored Brands, Inc. (x)	2,812	16,225
Tile Shop Holdings, Inc.	2,301	9,204
Tilly’s, Inc., Class A	1,151	8,782
Winmark Corp.	138	23,895
Zumiez, Inc.*	1,146	29,911

		3,654,971

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (1.4%)
Carter’s, Inc.	24,316	$2,371,783
Centric Brands, Inc.*	948	3,896
Crocs, Inc.*	23,000	454,250
Culp, Inc.	630	11,970
Deckers Outdoor Corp.*	1,681	295,805
Delta Apparel, Inc.*	355	8,229
Fossil Group, Inc. (x)*	2,579	29,658
G-III Apparel Group Ltd.*	2,597	76,404
Kontoor Brands, Inc.*	2,541	71,199
Movado Group, Inc.	881	23,787
Oxford Industries, Inc.	945	71,631
Rocky Brands, Inc.	378	10,312
Steven Madden Ltd.	4,923	167,136
Superior Group of Cos., Inc.	505	8,651
Unifi, Inc.*	14,631	265,845
Vera Bradley, Inc.*	1,302	15,624
Vince Holding Corp.*	177	2,469
Wolverine World Wide, Inc.	5,216	143,649

		4,032,298

Total Consumer Discretionary		25,043,929

Consumer Staples (2.7%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	480	181,325
Celsius Holdings, Inc.*	1,254	5,568
Coca-Cola Consolidated, Inc.	269	80,498
Craft Brew Alliance, Inc.*	776	10,856
MGP Ingredients, Inc. (x)	739	49,003
National Beverage Corp. (x)	676	30,170
New Age Beverages Corp.*	4,155	19,362
Primo Water Corp.*	2,012	24,748

		401,530

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	1,808	49,250
BJ’s Wholesale Club Holdings, Inc.*	6,512	171,917
Chefs’ Warehouse, Inc. (The)*	1,387	48,642
HF Foods Group, Inc.*	432	15,038
Ingles Markets, Inc., Class A	821	25,558
Natural Grocers by Vitamin Cottage, Inc.*	543	5,457
Performance Food Group Co.*	5,913	236,697
PriceSmart, Inc.	1,291	65,996
Rite Aid Corp. (x)*	2,975	23,830
SpartanNash Co.	2,083	24,309
United Natural Foods, Inc.*	2,871	25,753
Village Super Market, Inc., Class A	503	13,334
Weis Markets, Inc.	539	19,625

		725,406

Food Products (2.0%)
Alico, Inc.	232	7,039
B&G Foods, Inc. (x)	3,735	77,688
Bridgford Foods Corp.*	99	2,946
Calavo Growers, Inc.	931	90,065
Cal-Maine Foods, Inc.	1,809	75,471
Darling Ingredients, Inc.*	9,433	187,622
Dean Foods Co. (x)	5,176	4,782
Farmer Brothers Co.*	608	9,953
Fresh Del Monte Produce, Inc.	1,750	47,162
Freshpet, Inc.*	1,783	81,144
Hostess Brands, Inc.*	5,753	83,073
J&J Snack Foods Corp.	868	139,705
John B Sanfilippo & Son, Inc.	495	39,447
Lancaster Colony Corp.	1,086	161,380
Landec Corp.*	46,934	439,772
Limoneira Co.	898	17,906
Maple Leaf Foods, Inc.	176,571	3,867,020
Sanderson Farms, Inc.	1,143	156,088
Seneca Foods Corp., Class A*	374	10,408
Simply Good Foods Co. (The)*	4,074	98,102
Tootsie Roll Industries, Inc. (x)	947	34,973

		5,631,746

Household Products (0.1%)
Central Garden & Pet Co. (x)*	599	16,143
Central Garden & Pet Co., Class A*	2,441	60,146
Oil-Dri Corp. of America	298	10,144
WD-40 Co.	789	125,483

		211,916

Personal Products (0.1%)
Edgewell Personal Care Co.*	3,105	83,680
elf Beauty, Inc.*	1,507	21,249
Inter Parfums, Inc.	1,011	67,221
Lifevantage Corp.*	803	10,423
Medifast, Inc.	662	84,934
Nature’s Sunshine Products, Inc.*	420	3,902
Revlon, Inc., Class A (x)*	477	9,220
USANA Health Sciences, Inc.*	777	61,717
Youngevity International, Inc.*	474	2,702

		345,048

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	6,530	13,648
Pyxus International, Inc. (x)*	464	7,053
Turning Point Brands, Inc.	475	23,265
Universal Corp.	1,398	84,956
Vector Group Ltd. (x)	6,070	59,183

		188,105

Total Consumer Staples		7,503,751

Energy (2.9%)
Energy Equipment & Services (1.8%)
Archrock, Inc.	7,401	78,451
C&J Energy Services, Inc.*	3,779	44,517
Cactus, Inc., Class A*	2,704	89,557
Covia Holdings Corp. (x)*	2,389	4,682
Diamond Offshore Drilling, Inc. (x)*	3,728	33,067
DMC Global, Inc.	827	52,390
Dril-Quip, Inc.*	2,079	99,792
Era Group, Inc.*	1,172	9,775
Exterran Corp.*	1,815	25,809
Forum Energy Technologies, Inc.*	4,532	15,499
Frank’s International NV*	6,123	33,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
FTS International, Inc.*	1,908	$10,647
Geospace Technologies Corp.*	760	11,484
Helix Energy Solutions Group, Inc.*	8,151	70,343
Hunting plc	450,109	2,918,099
Independence Contract Drilling, Inc.*	3,393	5,361
Keane Group, Inc.*	3,010	20,227
KLX Energy Services Holdings, Inc.*	1,196	24,434
Liberty Oilfield Services, Inc., Class A (x)	2,578	41,712
Mammoth Energy Services, Inc.	690	4,747
Matrix Service Co.*	1,526	30,917
McDermott International, Inc.*	10,423	100,686
Nabors Industries Ltd.	20,254	58,737
National Energy Services Reunited Corp.*	1,362	11,849
Natural Gas Services Group, Inc.*	30,906	509,949
NCS Multistage Holdings, Inc.*	518	1,839
Newpark Resources, Inc.*	5,110	37,916
Nine Energy Service, Inc. (x)*	913	15,822
Noble Corp. plc*	13,699	25,617
Oceaneering International, Inc.*	5,696	116,141
Oil States International, Inc.*	3,441	62,970
Pacific Drilling SA*	1,714	21,596
Parker Drilling Co.*	535	10,850
ProPetro Holding Corp.*	4,590	95,013
RigNet, Inc.*	828	8,346
RPC, Inc.	3,336	24,053
SEACOR Holdings, Inc.*	982	46,655
SEACOR Marine Holdings, Inc.*	1,107	16,561
Seadrill Ltd.*	3,367	14,007
Select Energy Services, Inc., Class A*	3,403	39,509
Smart Sand, Inc. (x)*	1,341	3,272
Solaris Oilfield Infrastructure, Inc., Class A	1,764	26,425
Superior Energy Services, Inc.*	8,640	11,232
TETRA Technologies, Inc.*	6,540	10,660
Tidewater, Inc.*	2,165	50,834
US Silica Holdings, Inc. (x)	4,363	55,803
US Well Services, Inc.*	1,153	5,558

		5,006,842

Oil, Gas & Consumable Fuels (1.1%)
Abraxas Petroleum Corp.*	8,877	9,143
Altus Midstream Co.*	2,893	10,762
Arch Coal, Inc., Class A (x)	968	91,195
Ardmore Shipping Corp.*	2,009	16,373
Berry Petroleum Corp.	3,639	38,573
Bonanza Creek Energy, Inc.*	1,087	22,697
Brigham Minerals, Inc., Class A*	924	19,829
California Resources Corp. (x)*	2,776	54,632
Callon Petroleum Co.*	13,069	86,125
Carrizo Oil & Gas, Inc. (x)*	5,105	51,152
Chaparral Energy, Inc., Class A*	1,784	8,403
Clean Energy Fuels Corp.*	8,412	22,460
CNX Resources Corp.*	11,160	81,580
Comstock Resources, Inc.*	865	4,818
CONSOL Energy, Inc.*	1,585	42,177
Contura Energy, Inc.*	1,091	56,623
CVR Energy, Inc.	1,699	84,933
Delek US Holdings, Inc.	4,401	178,328
Denbury Resources, Inc. (x)*	25,610	31,756
DHT Holdings, Inc.	5,202	30,744
Diamond S Shipping, Inc.*	1,262	16,116
Dorian LPG Ltd.*	1,597	14,405
Earthstone Energy, Inc., Class A (x)*	1,120	6,854
Energy Fuels, Inc. (x)*	5,091	15,935
Evolution Petroleum Corp.	1,561	11,161
Extraction Oil & Gas, Inc.*	5,748	24,889
Falcon Minerals Corp.	2,216	18,614
GasLog Ltd.	2,319	33,394
Golar LNG Ltd. (x)	5,442	100,568
Goodrich Petroleum Corp.*	431	5,599
Green Plains, Inc.	2,309	24,891
Gulfport Energy Corp. (x)*	9,867	48,447
Hallador Energy Co.	1,168	6,576
HighPoint Resources Corp. (x)*	6,452	11,743
International Seaways, Inc.*	1,448	27,512
Isramco, Inc.*	39	4,621
Jagged Peak Energy, Inc. (x)*	3,762	31,112
Laredo Petroleum, Inc.*	10,363	30,053
Magnolia Oil & Gas Corp., Class A*	5,804	67,210
Matador Resources Co.*	6,378	126,795
Midstates Petroleum Co., Inc. (x)*	711	4,188
Montage Resources Corp.*	1,229	7,497
NACCO Industries, Inc., Class A	221	11,479
NextDecade Corp. (x)*	656	4,146
Nordic American Tankers Ltd. (x)	7,665	17,936
Northern Oil and Gas, Inc. (x)*	16,044	30,965
Oasis Petroleum, Inc.*	18,343	104,188
Overseas Shipholding Group, Inc., Class A*	3,196	6,008
Panhandle Oil and Gas, Inc., Class A	876	11,423
Par Pacific Holdings, Inc.*	1,976	40,547
PDC Energy, Inc. (x)*	3,818	137,677
Peabody Energy Corp.	4,065	97,966
Penn Virginia Corp.*	778	23,869
PrimeEnergy Resources Corp.*	30	3,994
QEP Resources, Inc.*	13,743	99,362
Renewable Energy Group, Inc.*	2,120	33,623
REX American Resources Corp.*	312	22,745
Ring Energy, Inc.*	3,225	10,481
Roan Resources, Inc.*	2,049	3,565
Rosehill Resources, Inc.*	599	2,216
SandRidge Energy, Inc.*	1,748	12,096
Scorpio Tankers, Inc.	2,600	76,752
SemGroup Corp., Class A	4,501	54,012
Ship Finance International Ltd. (x)	4,676	58,497
SilverBow Resources, Inc.*	436	6,039
SM Energy Co.	6,436	80,579
Southwestern Energy Co.*	31,225	98,671
SRC Energy, Inc.*	13,902	68,954
Talos Energy, Inc.*	1,156	27,802
Teekay Corp.	3,871	13,316
Teekay Tankers Ltd., Class A*	10,939	14,002
Tellurian, Inc. (x)*	5,423	42,570
Ultra Petroleum Corp.*	910	164

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Unit Corp.*	3,051	$27,123
Uranium Energy Corp. (x)*	10,218	13,999
W&T Offshore, Inc.*	5,252	26,050
Whiting Petroleum Corp.*	5,226	97,622
World Fuel Services Corp.	3,794	136,432

		3,097,353

Total Energy		8,104,195

Financials (19.0%)
Banks (10.8%)
1st Constitution Bancorp	431	7,961
1st Source Corp.	811	37,630
ACNB Corp.	388	15,353
Allegiance Bancshares, Inc.*	1,118	37,274
Amalgamated Bank, Class A	777	13,559
Amerant Bancorp, Inc.*	1,111	21,898
American National Bankshares, Inc.	589	22,824
Ameris Bancorp	2,710	106,205
Ames National Corp.	510	13,821
Arrow Financial Corp.	685	23,790
Atlantic Capital Bancshares, Inc.*	1,417	24,259
Atlantic Union Bankshares Corp.	24,625	870,001
Banc of California, Inc.	2,602	36,350
BancFirst Corp.	1,070	59,556
Bancorp, Inc. (The)*	2,812	25,083
BancorpSouth Bank	5,498	159,662
Bank First National Corp.	332	22,895
Bank of Commerce Holdings	924	9,878
Bank of Marin Bancorp	748	30,683
Bank of NT Butterfield & Son Ltd. (The)	3,143	106,736
Bank of Princeton (The)	312	9,360
BankFinancial Corp.	801	11,206
Bankwell Financial Group, Inc.	355	10,188
Banner Corp.	1,982	107,325
Bar Harbor Bankshares	924	24,569
Baycom Corp.*	580	12,702
BCB Bancorp, Inc.	805	11,149
Berkshire Hills Bancorp, Inc.	2,656	83,372
Boston Private Financial Holdings, Inc.	4,719	56,958
Bridge Bancorp, Inc.	923	27,192
Brookline Bancorp, Inc.	4,472	68,779
Bryn Mawr Bank Corp.	55,563	2,073,611
Business First Bancshares, Inc.	717	18,248
Byline Bancorp, Inc.*	1,338	25,583
C&F Financial Corp.	197	10,758
Cadence Bancorp	7,213	150,030
Cambridge Bancorp (x)	246	20,049
Camden National Corp.	878	40,274
Capital Bancorp, Inc.*	398	4,895
Capital City Bank Group, Inc.	772	19,184
Capstar Financial Holdings, Inc.	839	12,711
Carolina Financial Corp.	1,226	43,020
Carter Bank & Trust*	1,301	25,695
Cathay General Bancorp	4,405	158,184
CBTX, Inc.	1,042	29,322
CenterState Bank Corp.	7,230	166,507
Central Pacific Financial Corp.	1,462	43,802
Central Valley Community Bancorp	643	13,805
Century Bancorp, Inc., Class A	179	15,734
Chemical Financial Corp.	46,847	1,925,880
Chemung Financial Corp.	185	8,943
Citizens & Northern Corp.	689	18,141
City Holding Co.	923	70,388
Civista Bancshares, Inc.	881	19,778
CNB Financial Corp.	900	25,416
Coastal Financial Corp.*	432	6,683
Codorus Valley Bancorp, Inc.	536	12,328
Colony Bankcorp, Inc.	427	7,238
Columbia Banking System, Inc.	94,118	3,405,189
Community Bank System, Inc.	2,868	188,829
Community Bankers Trust Corp.	1,280	10,842
Community Financial Corp. (The)	281	9,478
Community Trust Bancorp, Inc.	900	38,061
ConnectOne Bancorp, Inc.	1,902	43,099
Customers Bancorp, Inc.*	1,635	34,335
CVB Financial Corp.	7,670	161,300
DNB Financial Corp.	190	8,449
Eagle Bancorp, Inc.	1,933	104,633
Enterprise Bancorp, Inc.	546	17,314
Enterprise Financial Services Corp.	1,415	58,864
Equity Bancshares, Inc., Class A*	868	23,141
Esquire Financial Holdings, Inc.*	366	9,205
Evans Bancorp, Inc.	281	10,602
Farmers & Merchants Bancorp, Inc.	579	16,860
Farmers National Banc Corp.	1,486	22,037
FB Financial Corp.	977	35,758
Fidelity D&D Bancorp, Inc. (x)	159	10,685
Fidelity Southern Corp.	1,309	40,540
Financial Institutions, Inc.	902	26,293
First Bancorp (Nasdaq Stock Exchange)	1,683	61,295
First Bancorp (Quotrix Stock Exchange)	12,330	136,123
First Bancorp, Inc.	555	14,902
First Bancshares, Inc. (The)	952	28,884
First Bank	927	10,883
First Busey Corp.	2,981	78,728
First Business Financial Services, Inc.	480	11,280
First Capital, Inc.	186	9,400
First Choice Bancorp	579	13,166
First Commonwealth Financial Corp.	5,664	76,294
First Community Bankshares, Inc.	902	30,452
First Financial Bancorp	5,693	137,884
First Financial Bankshares, Inc.	7,473	230,094
First Financial Corp.	686	27,550
First Financial Northwest, Inc.	529	7,485
First Foundation, Inc.	2,229	29,958
First Guaranty Bancshares, Inc.	253	5,275
First Horizon National Corp.	222,600	3,323,418
First Internet Bancorp	562	12,105
First Interstate BancSystem, Inc., Class A	2,152	85,241
First Merchants Corp.	2,854	108,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Mid Bancshares, Inc.	836	$29,193
First Midwest Bancorp, Inc.	5,965	122,104
First Northwest Bancorp	672	10,920
First of Long Island Corp. (The)	74,767	1,501,321
Flushing Financial Corp.	1,549	34,388
FNCB Bancorp, Inc.	983	7,608
Franklin Financial Network, Inc.	733	20,421
Franklin Financial Services Corp.	241	9,187
Fulton Financial Corp.	9,480	155,188
FVCBankcorp, Inc.*	697	13,536
German American Bancorp, Inc.	23,609	711,103
Glacier Bancorp, Inc.	28,373	1,150,525
Great Southern Bancorp, Inc.	636	38,065
Great Western Bancorp, Inc.	3,135	111,982
Guaranty Bancshares, Inc.	473	14,734
Hancock Whitney Corp.	4,916	196,935
Hanmi Financial Corp.	1,613	35,922
HarborOne Bancorp, Inc.*	839	15,714
Hawthorn Bancshares, Inc.	325	8,710
Heartland Financial USA, Inc.	1,884	84,271
Heritage Commerce Corp.	2,398	29,375
Heritage Financial Corp.	2,104	62,152
Hilltop Holdings, Inc.	4,165	88,590
Home BancShares, Inc.	8,914	171,684
HomeTrust Bancshares, Inc.	944	23,732
Hope Bancorp, Inc.	6,909	95,206
Horizon Bancorp, Inc.	2,142	35,000
Howard Bancorp, Inc.*	723	10,968
IBERIABANK Corp.	3,099	235,059
Independent Bank Corp./MA	1,907	145,218
Independent Bank Corp./MI	1,297	28,262
Independent Bank Group, Inc.	2,082	114,427
International Bancshares Corp.	3,168	119,465
Investar Holding Corp.	499	11,901
Investors Bancorp, Inc.	13,234	147,559
Lakeland Bancorp, Inc.	2,799	45,204
Lakeland Financial Corp.	57,895	2,711,223
LCNB Corp.	717	13,623
LegacyTexas Financial Group, Inc.	2,765	112,563
Level One Bancorp, Inc.	291	7,272
Live Oak Bancshares, Inc. (x)	1,443	24,747
Macatawa Bank Corp.	1,606	16,478
Mackinac Financial Corp.	529	8,358
MainStreet Bancshares, Inc.*	408	9,298
Malvern Bancorp, Inc.*	386	8,496
MBT Financial Corp.	1,098	11,002
Mercantile Bank Corp.	907	29,550
Metropolitan Bank Holding Corp.*	403	17,732
Mid Penn Bancorp, Inc.	396	9,880
Midland States Bancorp, Inc.	1,244	33,240
MidSouth Bancorp, Inc.	903	10,701
MidWestOne Financial Group, Inc.	687	19,209
MutualFirst Financial, Inc.	314	10,689
MVB Financial Corp.	542	9,192
National Bank Holdings Corp., Class A	1,694	61,492
National Bankshares, Inc.	370	14,404
NBT Bancorp, Inc.	2,452	91,975
Nicolet Bankshares, Inc.*	465	28,858
Northeast Bank	384	10,591
Northrim Bancorp, Inc.	408	14,549
Norwood Financial Corp.	351	12,218
Oak Valley Bancorp (x)	404	7,898
OFG Bancorp	2,905	69,052
Ohio Valley Banc Corp.	244	9,411
Old Line Bancshares, Inc.	860	22,885
Old National Bancorp	9,938	164,871
Old Second Bancorp, Inc.	1,744	22,271
Opus Bank	1,257	26,535
Origin Bancorp, Inc. (x)	1,110	36,630
Orrstown Financial Services, Inc.	588	12,930
Pacific City Financial Corp.	711	12,115
Pacific Mercantile Bancorp*	1,117	9,215
Pacific Premier Bancorp, Inc.	3,527	108,914
Park National Corp.	773	76,828
Parke Bancorp, Inc.	517	12,382
Peapack Gladstone Financial Corp.	1,086	30,538
Penns Woods Bancorp, Inc.	316	14,299
Peoples Bancorp of North Carolina, Inc.	278	8,354
Peoples Bancorp, Inc.	32,584	1,051,160
Peoples Financial Services Corp.	377	16,961
People’s Utah Bancorp	872	25,637
Preferred Bank	792	37,422
Premier Financial Bancorp, Inc.	695	10,425
QCR Holdings, Inc.	847	29,535
RBB Bancorp	932	18,025
Red River Bancshares, Inc.*	40	1,938
Reliant Bancorp, Inc.	556	13,138
Renasant Corp.	3,274	117,668
Republic Bancorp, Inc., Class A	541	26,915
Republic First Bancorp, Inc.*	2,438	11,971
S&T Bancorp, Inc.	1,955	73,273
Sandy Spring Bancorp, Inc.	2,020	70,458
SB One Bancorp	470	10,505
Seacoast Banking Corp. of Florida*	2,899	73,751
Select Bancorp, Inc.*	873	9,987
ServisFirst Bancshares, Inc.	2,732	93,598
Shore Bancshares, Inc.	753	12,304
Sierra Bancorp	784	21,262
Simmons First National Corp., Class A	5,214	121,278
SmartFinancial, Inc.*	731	15,855
South Plains Financial, Inc.*	196	3,234
South State Corp.	2,015	148,445
Southern First Bancshares, Inc.*	401	15,703
Southern National Bancorp of Virginia, Inc.	1,132	17,331
Southside Bancshares, Inc.	1,884	61,004
Spirit of Texas Bancshares, Inc.*	675	15,188
Stock Yards Bancorp, Inc.	1,219	44,067
Summit Financial Group, Inc.	665	17,855
Tompkins Financial Corp.	841	68,626
Towne Bank	3,828	104,428
TriCo Bancshares	1,537	58,099
TriState Capital Holdings, Inc.*	1,362	29,065
Triumph Bancorp, Inc.*	1,414	41,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Trustmark Corp.	3,762	$125,086
UMB Financial Corp.	2,585	170,145
Union Bankshares, Inc.	232	8,586
United Bankshares, Inc.	5,596	207,556
United Community Banks, Inc.	4,352	124,293
United Security Bancshares	771	8,782
Unity Bancorp, Inc.	453	10,283
Univest Financial Corp.	1,652	43,382
Valley National Bancorp	18,646	201,004
Veritex Holdings, Inc.	3,021	78,395
Washington Trust Bancorp, Inc.	26,025	1,357,985
WesBanco, Inc.	3,035	116,999
West Bancorporation, Inc.	914	19,395
Westamerica Bancorp	1,497	92,230

		30,377,929

Capital Markets (0.6%)
Ares Management Corp.	3,698	96,777
Artisan Partners Asset Management, Inc., Class A	2,874	79,092
Associated Capital Group, Inc., Class A	145	5,423
B. Riley Financial, Inc.	1,129	23,551
Blucora, Inc.*	2,729	82,880
BrightSphere Investment Group plc	4,485	51,174
Cohen & Steers, Inc.	1,308	67,283
Cowen, Inc., Class A (x)*	1,617	27,796
Diamond Hill Investment Group, Inc.	181	25,651
Donnelley Financial Solutions, Inc.*	1,849	24,666
Federated Investors, Inc., Class B	5,539	180,017
Focus Financial Partners, Inc., Class A*	1,740	47,519
GAIN Capital Holdings, Inc. (x)	1,635	6,753
GAMCO Investors, Inc., Class A	302	5,789
Greenhill & Co., Inc.	1,007	13,685
Hamilton Lane, Inc., Class A	1,252	71,439
Houlihan Lokey, Inc.	1,926	85,765
INTL. FCStone, Inc.*	916	36,264
Ladenburg Thalmann Financial Services, Inc.	6,823	23,403
Moelis & Co., Class A	2,727	95,309
Och-Ziff Capital Management Group, Inc., Class A	968	22,225
Oppenheimer Holdings, Inc., Class A	526	14,318
Piper Jaffray Cos.	815	60,530
PJT Partners, Inc., Class A	1,333	54,013
Pzena Investment Management, Inc., Class A	1,070	9,191
Safeguard Scientifics, Inc. (x)*	1,130	13,639
Siebert Financial Corp. (x)*	369	3,321
Silvercrest Asset Management Group, Inc., Class A	492	6,903
Stifel Financial Corp.	3,937	232,519
Value Line, Inc.	76	2,091
Virtus Investment Partners, Inc.	385	41,349
Waddell & Reed Financial, Inc., Class A	4,259	70,998
Westwood Holdings Group, Inc.	484	17,037
WisdomTree Investments, Inc.	7,656	47,238

		1,645,608

Consumer Finance (0.3%)
Curo Group Holdings Corp. (x)*	999	11,039
Elevate Credit, Inc.*	1,202	4,952
Encore Capital Group, Inc. (x)*	1,775	60,119
Enova International, Inc.*	1,887	43,495
EZCORP, Inc., Class A (x)*	2,869	27,169
FirstCash, Inc.	2,434	243,449
Green Dot Corp., Class A*	2,850	139,365
LendingClub Corp.*	18,895	61,976
Medallion Financial Corp.*	1,185	7,987
Nelnet, Inc., Class A	1,059	62,714
PRA Group, Inc.*	2,585	72,742
Regional Management Corp.*	516	13,607
World Acceptance Corp.*	382	62,690

		811,304

Diversified Financial Services (0.1%)
Banco Latinoamericano de Comercio Exterior SA, Class E	1,772	36,911
Cannae Holdings, Inc.*	3,872	112,210
FGL Holdings	8,376	70,358
Marlin Business Services Corp.	475	11,842
On Deck Capital, Inc.*	3,818	15,845

		247,166

Insurance (5.5%)
Ambac Financial Group, Inc.*	2,580	43,473
American Equity Investment Life Holding Co.	5,092	138,299
AMERISAFE, Inc.	1,037	66,130
Argo Group International Holdings Ltd.	1,876	138,918
Citizens, Inc. (x)*	2,816	20,557
CNO Financial Group, Inc.	9,391	156,642
Crawford & Co., Class A	950	10,004
Crawford & Co., Class B	116	1,080
Donegal Group, Inc., Class A	553	8,444
eHealth, Inc.*	1,284	110,552
EMC Insurance Group, Inc.	575	20,717
Employers Holdings, Inc.	1,749	73,930
Enstar Group Ltd.*	688	119,905
FBL Financial Group, Inc., Class A	571	36,430
FedNat Holding Co.	663	9,461
Genworth Financial, Inc., Class A*	29,074	107,865
Global Indemnity Ltd.	518	16,037
Goosehead Insurance, Inc., Class A (x)	642	30,688
Greenlight Capital Re Ltd., Class A (x)*	1,566	13,295
Hallmark Financial Services, Inc.*	750	10,673
Hanover Insurance Group, Inc. (The)	38,600	4,952,380
HCI Group, Inc.	416	16,836
Health Insurance Innovations, Inc., Class A (x)*	773	20,036
Heritage Insurance Holdings, Inc.	1,530	23,577

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Horace Mann Educators Corp.	94,164	$3,793,868
Independence Holding Co.	286	11,074
Investors Title Co.	87	14,529
James River Group Holdings Ltd.	1,616	75,790
Kinsale Capital Group, Inc.	1,130	103,372
MBIA, Inc.*	4,897	45,591
National General Holdings Corp.	3,893	89,305
National Western Life Group, Inc., Class A	132	33,924
NI Holdings, Inc.*	634	11,165
Old Republic International Corp.	186,300	4,169,394
Palomar Holdings, Inc.*	326	7,837
ProAssurance Corp.	2,876	103,852
Protective Insurance Corp., Class B	553	9,606
RLI Corp.	2,294	196,619
Safety Insurance Group, Inc.	846	80,480
Selective Insurance Group, Inc.	3,395	254,252
State Auto Financial Corp.	989	34,615
Stewart Information Services Corp.	1,325	53,649
Third Point Reinsurance Ltd.*	4,288	44,252
Tiptree, Inc.	1,537	9,683
Trupanion, Inc. (x)*	1,633	59,000
United Fire Group, Inc.	1,216	58,927
United Insurance Holdings Corp.	1,251	17,839
Universal Insurance Holdings, Inc.	1,777	49,578
Watford Holdings Ltd.*	1,163	31,889

		15,506,019

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AG Mortgage Investment Trust, Inc. (REIT)	1,869	29,717
Anworth Mortgage Asset Corp. (REIT)	5,795	21,963
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,734	160,618
Ares Commercial Real Estate Corp. (REIT)	1,510	22,439
Arlington Asset Investment Corp. (REIT), Class A (x)	2,072	14,255
ARMOUR Residential REIT, Inc. (REIT)	3,419	63,730
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	7,250	257,955
Capstead Mortgage Corp. (REIT)	4,980	41,583
Cherry Hill Mortgage Investment Corp. (REIT)	901	14,416
Colony Credit Real Estate, Inc. (REIT)	4,788	74,214
Dynex Capital, Inc. (REIT)	1,377	23,065
Ellington Financial, Inc. (REIT)	1,549	27,835
Exantas Capital Corp. (REIT)	1,881	21,274
Granite Point Mortgage Trust, Inc. (REIT)	3,051	58,549
Great Ajax Corp. (REIT)	899	12,586
Invesco Mortgage Capital, Inc. (REIT)	7,431	119,788
KKR Real Estate Finance Trust, Inc. (REIT)	1,450	28,884
Ladder Capital Corp. (REIT)	5,913	98,215
New York Mortgage Trust, Inc. (REIT)	11,975	74,245
Orchid Island Capital, Inc. (REIT) (x)	2,963	18,845
PennyMac Mortgage Investment Trust (REIT)‡	4,330	94,524
Ready Capital Corp. (REIT)	1,791	26,686
Redwood Trust, Inc. (REIT)	5,523	91,295
TPG RE Finance Trust, Inc. (REIT)	2,847	54,919
Western Asset Mortgage Capital Corp. (REIT)	2,705	26,996

		1,478,596

Thrifts & Mortgage Finance (1.2%)
Axos Financial, Inc.*	3,321	90,497
Bank7 Corp.*	212	3,920
Bridgewater Bancshares, Inc.*	1,373	15,844
Capitol Federal Financial, Inc.	7,586	104,459
Columbia Financial, Inc.*	3,039	45,889
Dime Community Bancshares, Inc.	1,798	34,144
Entegra Financial Corp.*	309	9,307
ESSA Bancorp, Inc.	543	8,281
Essent Group Ltd.*	5,534	260,043
Federal Agricultural Mortgage Corp., Class C	520	37,783
First Defiance Financial Corp.	1,172	33,484
Flagstar Bancorp, Inc.	1,707	56,570
FS Bancorp, Inc.	230	11,930
Greene County Bancorp, Inc.	158	4,648
Hingham Institution for Savings	80	15,841
Home Bancorp, Inc.	428	16,469
HomeStreet, Inc.*	1,427	42,296
Kearny Financial Corp.	5,196	69,055
Luther Burbank Corp.	1,154	12,567
Merchants Bancorp	495	8,430
Meridian Bancorp, Inc.	2,732	48,876
Meta Financial Group, Inc.	2,112	59,242
MMA Capital Holdings, Inc.*	281	9,405
Mr Cooper Group, Inc. (x)*	4,268	34,187
NMI Holdings, Inc., Class A*	3,741	106,207
Northfield Bancorp, Inc.	2,535	39,571
Northwest Bancshares, Inc.	5,892	103,758
OceanFirst Financial Corp.	2,903	72,140
Ocwen Financial Corp.*	7,735	16,011
OP Bancorp	710	7,696
Oritani Financial Corp.	2,285	40,536
PCSB Financial Corp.	946	19,157
PDL Community Bancorp*	441	6,302
PennyMac Financial Services, Inc.‡	1,023	22,690
Provident Bancorp, Inc.*	253	7,082
Provident Financial Holdings, Inc.	336	7,053
Provident Financial Services, Inc.	3,547	86,015
Prudential Bancorp, Inc.	482	9,119
Radian Group, Inc.	12,258	280,095
Riverview Bancorp, Inc.	1,161	9,915
Southern Missouri Bancorp, Inc.	452	15,743
Sterling Bancorp, Inc.	1,281	12,772
Territorial Bancorp, Inc.	419	12,947
Timberland Bancorp, Inc.	417	12,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
TrustCo Bank Corp.	110,560	$875,635
United Community Financial Corp.	2,786	26,662
United Financial Bancorp, Inc.	2,908	41,235
Walker & Dunlop, Inc.	1,591	84,657
Washington Federal, Inc.	4,603	160,783
Waterstone Financial, Inc.	1,431	24,413
Western New England Bancorp, Inc.	1,685	15,738
WSFS Financial Corp.	3,019	124,685

		3,274,244

Total Financials		53,340,866

Health Care (7.9%)
Biotechnology (3.3%)
Abeona Therapeutics, Inc.*	1,743	8,332
ACADIA Pharmaceuticals, Inc. (x)*	6,051	161,743
Acceleron Pharma, Inc.*	2,587	106,274
Achillion Pharmaceuticals, Inc.*	8,008	21,461
Acorda Therapeutics, Inc.*	2,485	19,060
Adamas Pharmaceuticals, Inc. (x)*	1,243	7,707
ADMA Biologics, Inc. (x)*	1,570	6,076
Aduro Biotech, Inc.*	3,626	5,584
Adverum Biotechnologies, Inc.*	3,064	36,431
Aeglea BioTherapeutics, Inc.*	1,503	10,296
Affimed NV*	3,459	9,927
Agenus, Inc. (x)*	6,009	18,027
AgeX Therapeutics, Inc. (x)*	1,222	4,485
Aimmune Therapeutics, Inc. (x)*	2,552	53,133
Akcea Therapeutics, Inc. (x)*	716	16,790
Akebia Therapeutics, Inc.*	6,780	32,815
Albireo Pharma, Inc.*	593	19,118
Alder Biopharmaceuticals, Inc. (x)*	4,189	49,305
Aldeyra Therapeutics, Inc. (x)*	1,234	7,404
Alector, Inc.*	564	10,716
Allakos, Inc. (x)*	996	43,157
Allogene Therapeutics, Inc. (x)*	2,228	59,822
AMAG Pharmaceuticals, Inc. (x)*	2,025	20,230
Amicus Therapeutics, Inc.*	13,300	165,984
AnaptysBio, Inc.*	1,411	79,609
Anavex Life Sciences Corp.*	2,465	8,307
Anika Therapeutics, Inc.*	817	33,187
Apellis Pharmaceuticals, Inc.*	2,776	70,344
Arcus Biosciences, Inc. (x)*	1,811	14,397
Ardelyx, Inc.*	2,709	7,287
Arena Pharmaceuticals, Inc.*	2,869	168,209
ArQule, Inc. (x)*	6,020	66,280
Array BioPharma, Inc.*	12,800	593,024
Arrowhead Pharmaceuticals, Inc. (x)*	5,363	142,119
Assembly Biosciences, Inc.*	1,299	17,524
Atara Biotherapeutics, Inc.*	2,548	51,240
Athenex, Inc. (x)*	3,403	67,379
Athersys, Inc. (x)*	7,353	12,353
Audentes Therapeutics, Inc.*	2,519	95,369
Avid Bioservices, Inc. (x)*	3,121	17,478
Avrobio, Inc.*	901	14,650
Bellicum Pharmaceuticals, Inc.*	563	957
Beyondspring, Inc.*	615	14,576
BioCryst Pharmaceuticals, Inc.*	6,253	23,699
Biohaven Pharmaceutical Holding Co. Ltd.*	1,912	83,726
BioSpecifics Technologies Corp.*	352	21,018
BioTime, Inc. (x)*	7,132	7,845
Bioxcel Therapeutics, Inc.*	346	3,792
Blueprint Medicines Corp.*	2,805	264,596
Calithera Biosciences, Inc.*	1,888	7,363
Calyxt, Inc.*	536	6,689
Cara Therapeutics, Inc. (x)*	1,958	42,097
CareDx, Inc.*	2,362	85,008
CASI Pharmaceuticals, Inc. (x)*	2,802	8,966
Catalyst Pharmaceuticals, Inc. (x)*	5,443	20,901
Celcuity, Inc.*	315	7,875
Cellular Biomedicine Group, Inc.*	678	11,207
CEL-SCI Corp.*	1,514	12,687
Checkpoint Therapeutics, Inc.*	1,324	4,012
ChemoCentryx, Inc.*	2,340	21,762
Chimerix, Inc.*	2,753	11,893
Clovis Oncology, Inc.*	2,804	41,695
Coherus Biosciences, Inc. (x)*	3,555	78,565
Concert Pharmaceuticals, Inc.*	1,203	14,436
Constellation Pharmaceuticals, Inc. (x)*	856	10,512
Corbus Pharmaceuticals Holdings, Inc. (x)*	3,409	23,624
Cortexyme, Inc.*	166	7,057
Crinetics Pharmaceuticals, Inc.*	634	15,850
Cue Biopharma, Inc. (x)*	995	8,945
Cyclerion Therapeutics, Inc.*	1,356	15,526
Cytokinetics, Inc.*	3,145	35,381
CytomX Therapeutics, Inc.*	2,586	29,015
Deciphera Pharmaceuticals, Inc.*	848	19,122
Denali Therapeutics, Inc. (x)*	2,754	57,173
Dicerna Pharmaceuticals, Inc.*	2,970	46,777
Dynavax Technologies Corp. (x)*	3,526	14,069
Eagle Pharmaceuticals, Inc.*	590	32,851
Editas Medicine, Inc.*	2,850	70,509
Eidos Therapeutics, Inc. (x)*	636	19,767
Eiger BioPharmaceuticals, Inc.*	1,346	14,268
Emergent BioSolutions, Inc.*	2,621	126,621
Enanta Pharmaceuticals, Inc.*	985	83,114
Epizyme, Inc.*	4,460	55,973
Esperion Therapeutics, Inc.*	1,432	66,617
Evelo Biosciences, Inc. (x)*	754	6,771
Fate Therapeutics, Inc.*	3,004	60,981
FibroGen, Inc.*	4,458	201,412
Five Prime Therapeutics, Inc.*	1,864	11,240
Flexion Therapeutics, Inc.*	1,907	23,456
Forty Seven, Inc.*	949	10,059
G1 Therapeutics, Inc.*	1,943	59,572
Galectin Therapeutics, Inc.*	1,852	7,686
Genomic Health, Inc.*	1,547	89,989
Geron Corp. (x)*	9,934	14,007
Global Blood Therapeutics, Inc. (x)*	3,127	164,480
GlycoMimetics, Inc.*	1,899	22,636
Gossamer Bio, Inc.*	1,149	25,485
Gritstone Oncology, Inc. (x)*	1,431	15,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Halozyme Therapeutics, Inc.*	8,221	$141,237
Harpoon Therapeutics, Inc.*	323	4,199
Heron Therapeutics, Inc. (x)*	4,239	78,803
Homology Medicines, Inc.*	1,396	27,320
ImmunoGen, Inc.*	7,980	17,317
Immunomedics, Inc. (x)*	10,052	139,421
Inovio Pharmaceuticals, Inc. (x)*	5,270	15,494
Insmed, Inc.*	4,452	113,971
Intellia Therapeutics, Inc. (x)*	2,091	34,230
Intercept Pharmaceuticals, Inc. (x)*	1,422	113,149
Intrexon Corp. (x)*	4,243	32,501
Invitae Corp.*	4,977	116,959
Iovance Biotherapeutics, Inc. (x)*	6,586	161,489
Ironwood Pharmaceuticals, Inc.*	8,826	96,556
Jounce Therapeutics, Inc.*	777	3,846
Kadmon Holdings, Inc. (x)*	7,477	15,403
KalVista Pharmaceuticals, Inc.*	670	14,840
Karyopharm Therapeutics, Inc. (x)*	3,317	19,869
Kezar Life Sciences, Inc.*	893	6,885
Kindred Biosciences, Inc.*	2,127	17,718
Kiniksa Pharmaceuticals Ltd., Class A*	801	10,846
Kodiak Sciences, Inc.*	1,354	15,842
Krystal Biotech, Inc.*	503	20,256
Kura Oncology, Inc.*	1,626	32,016
La Jolla Pharmaceutical Co. (x)*	1,213	11,220
Lexicon Pharmaceuticals, Inc. (x)*	2,455	15,442
Ligand Pharmaceuticals, Inc.*	1,097	125,223
LogicBio Therapeutics, Inc. (x)*	571	7,423
MacroGenics, Inc.*	2,737	46,447
Madrigal Pharmaceuticals, Inc. (x)*	449	47,060
Magenta Therapeutics, Inc.*	1,118	16,490
MannKind Corp. (x)*	9,830	11,304
Marker Therapeutics, Inc.*	1,556	12,324
MediciNova, Inc. (x)*	2,364	22,765
MEI Pharma, Inc.*	3,914	9,785
MeiraGTx Holdings plc*	897	24,111
Mersana Therapeutics, Inc.*	2,063	8,355
Millendo Therapeutics, Inc.*	539	6,231
Minerva Neurosciences, Inc.*	1,844	10,382
Mirati Therapeutics, Inc.*	1,435	147,805
Molecular Templates, Inc.*	978	8,166
Momenta Pharmaceuticals, Inc.*	5,659	70,455
Mustang Bio, Inc.*	1,599	5,884
Myriad Genetics, Inc.*	4,029	111,926
Natera, Inc.*	3,214	88,642
Neon Therapeutics, Inc.*	1,161	5,503
NextCure, Inc.*	166	2,487
Novavax, Inc. (x)*	1,348	7,899
Oncocyte Corp.*	1,234	3,073
OPKO Health, Inc.*	19,509	47,602
Organogenesis Holdings, Inc.*	605	4,598
Palatin Technologies, Inc.*	12,549	14,557
PDL BioPharma, Inc.*	7,763	24,376
Pfenex, Inc.*	1,781	12,004
PhaseBio Pharmaceuticals, Inc.*	788	10,339
Pieris Pharmaceuticals, Inc.*	2,929	13,766
PolarityTE, Inc. (x)*	806	4,594
Portola Pharmaceuticals, Inc. (x)*	3,832	103,962
Precision BioSciences, Inc.*	526	6,970
Principia Biopharma, Inc.*	769	25,523
Progenics Pharmaceuticals, Inc. (x)*	4,969	30,659
Protagonist Therapeutics, Inc.*	871	10,548
Prothena Corp. plc*	2,297	24,279
PTC Therapeutics, Inc.*	3,289	148,005
Puma Biotechnology, Inc.*	1,767	22,459
Ra Pharmaceuticals, Inc.*	1,798	54,066
Radius Health, Inc.*	2,588	63,044
Recro Pharma, Inc.*	1,105	11,238
REGENXBIO, Inc.*	1,917	98,476
Repligen Corp.*	2,723	234,042
Replimune Group, Inc. (x)*	756	11,083
Retrophin, Inc.*	2,391	48,035
Rhythm Pharmaceuticals, Inc.*	1,319	29,018
Rigel Pharmaceuticals, Inc.*	9,329	24,349
Rocket Pharmaceuticals, Inc.*	1,708	25,620
Rubius Therapeutics, Inc. (x)*	2,007	31,570
Sangamo Therapeutics, Inc. (x)*	6,597	71,050
Savara, Inc.*	1,684	3,991
Scholar Rock Holding Corp. (x)*	890	14,115
Seres Therapeutics, Inc. (x)*	1,130	3,639
Solid Biosciences, Inc. (x)*	678	3,899
Sorrento Therapeutics, Inc. (x)*	6,718	17,937
Spark Therapeutics, Inc.*	1,974	202,098
Spectrum Pharmaceuticals, Inc.*	6,403	55,130
Spero Therapeutics, Inc.*	588	6,768
Stemline Therapeutics, Inc.*	2,301	35,251
Sutro Biopharma, Inc.*	625	7,113
Syndax Pharmaceuticals, Inc.*	1,154	10,744
Synlogic, Inc.*	863	7,853
Synthorx, Inc. (x)*	402	5,431
Syros Pharmaceuticals, Inc.*	1,990	18,427
TCR2 Therapeutics, Inc.*	102	1,460
TG Therapeutics, Inc. (x)*	4,515	39,055
Tocagen, Inc. (x)*	1,219	8,143
Translate Bio, Inc. (x)*	1,607	20,296
Turning Point Therapeutics, Inc.*	381	15,507
Twist Bioscience Corp.*	1,221	35,421
Tyme Technologies, Inc.*	5,758	7,025
Ultragenyx Pharmaceutical, Inc. (x)*	3,138	199,263
UNITY Biotechnology, Inc.*	1,533	14,564
UroGen Pharma Ltd.*	1,076	38,671
Vanda Pharmaceuticals, Inc.*	2,991	42,143
VBI Vaccines, Inc.*	4,819	5,638
Veracyte, Inc.*	2,675	76,264
Vericel Corp.*	2,525	47,697
Viking Therapeutics, Inc. (x)*	3,727	30,934
Voyager Therapeutics, Inc.*	1,386	37,727
X4 Pharmaceuticals, Inc.*	401	6,015
XBiotech, Inc.*	959	7,269
Xencor, Inc.*	2,717	111,207
Y-mAbs Therapeutics, Inc.*	1,169	26,735
ZIOPHARM Oncology, Inc. (x)*	9,219	53,747

		9,114,062

Health Care Equipment & Supplies (1.6%)
Accuray, Inc.*	5,175	20,027
Alphatec Holdings, Inc.*	1,714	7,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
AngioDynamics, Inc.*	2,044	$40,246
Antares Pharma, Inc.*	9,289	30,561
Apyx Medical Corp.*	1,912	12,849
AtriCure, Inc.*	2,105	62,813
Atrion Corp.	82	69,925
Avanos Medical, Inc.*	2,717	118,488
Avedro, Inc.*	290	5,696
Axogen, Inc.*	1,948	38,570
Axonics Modulation Technologies, Inc. (x)*	887	36,340
BioLife Solutions, Inc.*	383	6,492
BioSig Technologies, Inc.*	900	8,451
Cardiovascular Systems, Inc.*	1,961	84,186
Cerus Corp.*	7,823	43,965
Conformis, Inc.*	3,668	15,992
CONMED Corp.	1,565	133,917
Corindus Vascular Robotics, Inc.*	5,274	15,717
CryoLife, Inc.*	2,094	62,673
CryoPort, Inc.*	1,554	28,469
Cutera, Inc.*	794	16,499
CytoSorbents Corp. (x)*	1,586	10,483
ElectroCore, Inc. (x)*	818	1,636
GenMark Diagnostics, Inc.*	3,091	20,061
Glaukos Corp.*	2,047	154,344
Globus Medical, Inc., Class A*	4,367	184,724
Haemonetics Corp.*	2,942	354,040
Heska Corp.*	398	33,898
Inogen, Inc.*	1,049	70,031
Integer Holdings Corp.*	1,867	156,679
IntriCon Corp. (x)*	471	11,003
Invacare Corp.	1,846	9,581
iRadimed Corp. (x)*	253	5,174
iRhythm Technologies, Inc.*	1,421	112,373
Lantheus Holdings, Inc.*	2,191	62,005
LeMaitre Vascular, Inc.	911	25,490
LivaNova plc*	2,789	200,696
Meridian Bioscience, Inc.	2,396	28,464
Merit Medical Systems, Inc.*	3,077	183,266
Mesa Laboratories, Inc.	196	47,891
Misonix, Inc.*	422	10,727
Natus Medical, Inc.*	1,938	49,787
Neogen Corp.*	2,945	182,914
Neuronetics, Inc.*	684	8,557
Nevro Corp.*	1,698	110,081
Novocure Ltd.*	4,867	307,740
NuVasive, Inc.*	2,983	174,625
OraSure Technologies, Inc.*	3,402	31,571
Orthofix Medical, Inc.*	1,038	54,889
OrthoPediatrics Corp.*	504	19,656
Oxford Immunotec Global plc*	71	977
Pulse Biosciences, Inc. (x)*	561	7,405
Quidel Corp.*	2,033	120,598
Rockwell Medical, Inc. (x)*	2,985	8,985
RTI Surgical Holdings, Inc.*	3,262	13,863
SeaSpine Holdings Corp.*	935	12,389
Senseonics Holdings, Inc. (x)*	6,127	12,499
Shockwave Medical, Inc.*	380	21,694
SI-BONE, Inc.*	923	18,774
Sientra, Inc. (x)*	1,307	8,051
Silk Road Medical, Inc.*	400	19,384
Soliton, Inc.*	126	1,852
STAAR Surgical Co.*	2,523	74,126
Surmodics, Inc.*	730	31,514
Tactile Systems Technology, Inc.*	1,043	59,368
Tandem Diabetes Care, Inc.*	3,188	205,690
TransEnterix, Inc. (x)*	10,570	14,375
TransMedics Group, Inc.*	379	10,987
Utah Medical Products, Inc.	205	19,619
Vapotherm, Inc.*	284	6,532
Varex Imaging Corp.*	2,161	66,235
ViewRay, Inc. (x)*	3,988	35,134
Wright Medical Group NV*	7,247	216,106
Zynex, Inc.	894	8,037

		4,476,238

Health Care Providers & Services (0.8%)
Addus HomeCare Corp.*	606	45,420
Amedisys, Inc.*	1,802	218,781
American Renal Associates Holdings, Inc.*	1,053	7,834
AMN Healthcare Services, Inc.*	2,645	143,491
Apollo Medical Holdings, Inc. (x)*	362	6,049
Avalon GloboCare Corp.*	1,245	3,237
BioScrip, Inc. (x)*	7,215	18,759
BioTelemetry, Inc.*	1,906	91,774
Brookdale Senior Living, Inc.*	10,554	76,094
Catasys, Inc.*	406	7,803
Community Health Systems, Inc. (x)*	4,597	12,274
CorVel Corp.*	504	43,853
Cross Country Healthcare, Inc.*	2,082	19,529
Diplomat Pharmacy, Inc.*	3,208	19,537
Ensign Group, Inc. (The)	2,906	165,410
Enzo Biochem, Inc.*	2,476	8,344
Genesis Healthcare, Inc.*	4,681	5,804
Hanger, Inc.*	2,081	39,851
HealthEquity, Inc.*	3,526	230,600
Joint Corp. (The)*	750	13,650
LHC Group, Inc.*	1,729	206,754
Magellan Health, Inc.*	1,249	92,713
National HealthCare Corp.	702	56,967
National Research Corp.	691	39,795
Owens & Minor, Inc.	3,473	11,114
Patterson Cos., Inc.	4,802	109,966
PetIQ, Inc.*	1,084	35,729
Providence Service Corp. (The)*	670	38,418
R1 RCM, Inc.*	5,890	74,096
RadNet, Inc.*	2,413	33,275
Select Medical Holdings Corp.*	6,319	100,283
Surgery Partners, Inc. (x)*	1,380	11,233
Tenet Healthcare Corp.*	5,908	122,059
Tivity Health, Inc.*	2,726	44,815
Triple-S Management Corp., Class B*	1,248	29,765
US Physical Therapy, Inc.	722	88,496

		2,273,572

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	9,745	113,334
Castlight Health, Inc., Class B*	5,782	18,676
Computer Programs & Systems, Inc.	730	20,287

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Evolent Health, Inc., Class A*	4,160	$33,072
HealthStream, Inc.*	1,500	38,790
HMS Holdings Corp.*	4,985	161,464
Inovalon Holdings, Inc., Class A (x)*	4,042	58,649
Inspire Medical Systems, Inc.*	822	49,854
NextGen Healthcare, Inc.*	3,108	61,849
Omnicell, Inc.*	2,355	202,601
OptimizeRx Corp.*	688	11,146
Simulations Plus, Inc.	652	18,621
Tabula Rasa HealthCare, Inc. (x)*	1,120	55,922
Teladoc Health, Inc. (x)*	4,103	272,480
Vocera Communications, Inc.*	1,770	56,498

		1,173,243

Life Sciences Tools & Services (1.1%)
Accelerate Diagnostics, Inc. (x)*	1,566	35,830
Cambrex Corp.*	49,268	2,306,235
ChromaDex Corp. (x)*	2,151	10,002
Codexis, Inc.*	3,036	55,954
Fluidigm Corp.*	3,971	48,923
Luminex Corp.	2,414	49,825
Medpace Holdings, Inc.*	1,585	103,691
NanoString Technologies, Inc.*	1,898	57,604
NeoGenomics, Inc.*	5,027	110,292
Pacific Biosciences of California, Inc.*	8,175	49,459
Quanterix Corp.*	547	18,483
Syneos Health, Inc.*	3,577	182,749

		3,029,047

Pharmaceuticals (0.7%)
AcelRx Pharmaceuticals, Inc.*	4,500	11,385
Acer Therapeutics, Inc.*	288	1,123
Aclaris Therapeutics, Inc.*	2,231	4,886
Aerie Pharmaceuticals, Inc. (x)*	2,424	71,629
Akorn, Inc.*	5,283	27,207
Amneal Pharmaceuticals, Inc.*	5,381	38,582
Amphastar Pharmaceuticals, Inc.*	2,034	42,938
ANI Pharmaceuticals, Inc.*	525	43,155
Aratana Therapeutics, Inc.*	2,778	14,334
Arvinas, Inc.*	1,010	22,210
Assertio Therapeutics, Inc.*	3,564	12,296
Axsome Therapeutics, Inc.*	1,399	36,024
BioDelivery Sciences International, Inc.*	4,684	21,781
Cerecor, Inc.*	1,232	6,702
Chiasma, Inc.*	1,496	11,175
Collegium Pharmaceutical, Inc.*	1,846	24,275
Corcept Therapeutics, Inc. (x)*	5,528	61,637
CorMedix, Inc.*	1,016	9,113
Cymabay Therapeutics, Inc. (x)*	3,956	28,325
Dermira, Inc.*	2,678	25,602
Dova Pharmaceuticals, Inc. (x)*	666	9,391
Eloxx Pharmaceuticals, Inc. (x)*	1,212	12,084
Endo International plc*	12,782	52,662
Evofem Biosciences, Inc.*	813	5,398
Evolus, Inc. (x)*	637	9,313
EyePoint Pharmaceuticals, Inc.*	3,555	5,830
Innoviva, Inc.*	3,860	56,202
Intersect ENT, Inc.*	1,764	40,149
Intra-Cellular Therapies, Inc.*	2,557	33,190
Kala Pharmaceuticals, Inc.*	1,254	8,001
Kaleido Biosciences, Inc.*	290	3,364
Lannett Co., Inc. (x)*	1,703	10,320
Liquidia Technologies, Inc.*	771	6,168
Mallinckrodt plc (x)*	4,826	44,303
Marinus Pharmaceuticals, Inc. (x)*	2,882	11,960
Medicines Co. (The) (x)*	4,042	147,412
Menlo Therapeutics, Inc.*	890	5,331
MyoKardia, Inc.*	2,552	127,957
NGM Biopharmaceuticals, Inc.*	386	5,651
Ocular Therapeutix, Inc. (x)*	2,161	9,508
Odonate Therapeutics, Inc. (x)*	445	16,327
Omeros Corp. (x)*	2,673	41,939
Optinose, Inc. (x)*	1,431	10,131
Osmotica Pharmaceuticals plc (x)*	627	2,383
Pacira BioSciences, Inc.*	2,329	101,288
Paratek Pharmaceuticals, Inc. (x)*	1,787	7,130
Phibro Animal Health Corp., Class A	1,162	36,917
Prestige Consumer Healthcare, Inc.*	2,986	94,596
Reata Pharmaceuticals, Inc., Class A (x)*	1,154	108,880
resTORbio, Inc. (x)*	859	8,762
Revance Therapeutics, Inc.*	2,529	32,801
SIGA Technologies, Inc.*	3,164	17,972
Strongbridge Biopharma plc*	2,078	6,504
Supernus Pharmaceuticals, Inc.*	2,832	93,711
TherapeuticsMD, Inc. (x)*	11,313	29,414
Theravance Biopharma, Inc. (x)*	2,469	40,319
Tricida, Inc. (x)*	1,254	49,483
Verrica Pharmaceuticals, Inc. (x)*	633	7,355
WaVe Life Sciences Ltd. (x)*	1,293	33,734
Xeris Pharmaceuticals, Inc. (x)*	1,531	17,515
Zogenix, Inc.*	2,450	117,061
Zynerba Pharmaceuticals, Inc.*	1,194	16,179

		2,008,974

Total Health Care		22,075,136

Industrials (17.5%)
Aerospace & Defense (0.5%)
AAR Corp.	1,915	70,453
Aerojet Rocketdyne Holdings, Inc.*	4,196	187,855
Aerovironment, Inc.*	1,202	68,237
Astronics Corp.*	1,392	55,986
Axon Enterprise, Inc.*	3,351	215,168
Cubic Corp.	1,796	115,806
Ducommun, Inc.*	597	26,907
Kratos Defense & Security Solutions, Inc.*	5,176	118,479
Maxar Technologies, Inc. (x)	3,359	26,267
Mercury Systems, Inc.*	3,066	215,693
Moog, Inc., Class A	1,847	172,898
National Presto Industries, Inc.	282	26,308
Parsons Corp.*	1,073	39,551
Triumph Group, Inc.	2,800	64,120
Vectrus, Inc.*	674	27,337
Wesco Aircraft Holdings, Inc.*	2,962	32,878

		1,463,943

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,307	$80,691
Atlas Air Worldwide Holdings, Inc.*	1,333	59,505
Echo Global Logistics, Inc.*	1,550	32,349
Forward Air Corp.	1,641	97,065
Hub Group, Inc., Class A*	1,895	79,552
Radiant Logistics, Inc.*	2,170	13,324

		362,486

Airlines (0.2%)
Allegiant Travel Co.	747	107,195
Hawaiian Holdings, Inc.	2,804	76,914
Mesa Air Group, Inc. (x)*	1,195	10,922
SkyWest, Inc.	2,887	175,154
Spirit Airlines, Inc.*	3,940	188,056

		558,241

Building Products (3.1%)
AAON, Inc.	2,359	118,375
Advanced Drainage Systems, Inc.	2,091	68,564
American Woodmark Corp.*	871	73,704
Apogee Enterprises, Inc.	1,561	67,810
Armstrong Flooring, Inc.*	1,130	11,130
Builders FirstSource, Inc.*	6,547	110,382
Caesarstone Ltd.	1,309	19,674
Continental Building Products, Inc.*	2,054	54,575
Cornerstone Building Brands, Inc.*	2,465	14,371
CSW Industrials, Inc.	870	59,290
Gibraltar Industries, Inc.*	95,172	3,841,142
Griffon Corp.	2,096	35,464
Insteel Industries, Inc.	34,721	722,891
JELD-WEN Holding, Inc.*	3,835	81,417
Masonite International Corp.*	1,520	80,074
Patrick Industries, Inc.*	1,338	65,816
PGT Innovations, Inc.*	3,218	53,805
Quanex Building Products Corp.	2,009	37,950
Simpson Manufacturing Co., Inc.	3,235	214,998
Trex Co., Inc.*	3,375	241,988
Universal Forest Products, Inc.	73,077	2,781,311

		8,754,731

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	3,825	153,000
ACCO Brands Corp.	5,922	46,606
Advanced Disposal Services, Inc.*	4,174	133,192
Brady Corp., Class A	2,745	135,383
BrightView Holdings, Inc.*	1,792	33,528
Brink’s Co. (The)	2,867	232,743
Casella Waste Systems, Inc., Class A*	2,560	101,453
CECO Environmental Corp. (x)*	1,795	17,214
Charah Solutions, Inc.*	546	3,003
Cimpress NV (x)*	1,249	113,522
Covanta Holding Corp.	6,778	121,394
Deluxe Corp.	2,512	102,138
Ennis, Inc.	1,440	29,549
Healthcare Services Group, Inc. (x)	4,272	129,527
Heritage-Crystal Clean, Inc.*	896	23,574
Herman Miller, Inc.	3,385	151,310
HNI Corp.	2,473	87,495
Interface, Inc.	3,365	51,586
Kimball International, Inc., Class B	2,035	35,470
Knoll, Inc.	2,753	63,264
LSC Communications, Inc. (x)	2,042	7,494
Matthews International Corp., Class A	1,772	61,754
McGrath RentCorp	56,119	3,487,796
Mobile Mini, Inc.	2,543	77,384
MSA Safety, Inc.	2,028	213,731
Multi-Color Corp.	787	39,326
NL Industries, Inc.*	460	1,679
NRC Group Holdings Corp.*	583	6,483
PICO Holdings, Inc.*	1,145	13,305
Pitney Bowes, Inc.	10,407	44,542
Quad/Graphics, Inc. (x)	1,708	13,510
RR Donnelley & Sons Co.	4,108	8,093
SP Plus Corp.*	1,266	40,423
Steelcase, Inc., Class A	4,994	85,397
Team, Inc.*	1,672	25,615
Tetra Tech, Inc.	3,142	246,804
UniFirst Corp.	870	164,056
US Ecology, Inc.	1,267	75,437
Viad Corp.	1,157	76,640
VSE Corp.	502	14,402

		6,468,822

Construction & Engineering (0.5%)
Aegion Corp.*	1,815	33,396
Ameresco, Inc., Class A*	1,261	18,575
Arcosa, Inc.	2,796	105,213
Argan, Inc. (x)	843	34,192
Comfort Systems USA, Inc.	2,094	106,773
Concrete Pumping Holdings, Inc.*	638	3,267
Construction Partners, Inc., Class A*	690	10,364
Dycom Industries, Inc.*	1,721	101,315
EMCOR Group, Inc.	3,237	285,180
Granite Construction, Inc.	2,694	129,797
Great Lakes Dredge & Dock Corp.*	3,500	38,640
IES Holdings, Inc.*	494	9,312
MasTec, Inc.*	3,448	177,675
MYR Group, Inc.*	935	34,922
Northwest Pipe Co.*	566	14,591
NV5 Global, Inc.*	585	47,619
Primoris Services Corp.	2,545	53,267
Sterling Construction Co., Inc.*	1,564	20,989
Tutor Perini Corp.*	2,291	31,776
WillScot Corp.*	2,967	44,624

		1,301,487

Electrical Equipment (1.8%)
Allied Motion Technologies, Inc.	390	14,781
American Superconductor Corp.*	1,206	11,192
Atkore International Group, Inc.*	2,656	68,711
AZZ, Inc.	1,462	67,281
Bloom Energy Corp., Class A*	3,166	38,847
Encore Wire Corp.	9,486	555,690

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Energous Corp. (x)*	1,598	$6,983
EnerSys	2,484	170,154
Enphase Energy, Inc.*	5,275	96,163
Generac Holdings, Inc.*	3,514	243,907
Plug Power, Inc. (x)*	13,184	29,664
Powell Industries, Inc.	486	18,468
Preformed Line Products Co.	172	9,549
Regal Beloit Corp.	41,855	3,419,972
Sunrun, Inc. (x)*	6,354	119,201
Thermon Group Holdings, Inc.*	1,867	47,889
TPI Composites, Inc.*	1,659	41,010
Vicor Corp.*	997	30,957
Vivint Solar, Inc. (x)*	2,505	18,287

		5,008,706

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	2,055	73,733

Machinery (6.9%)
Actuant Corp., Class A	3,204	79,491
Alamo Group, Inc.	547	54,662
Albany International Corp., Class A	1,662	137,796
Altra Industrial Motion Corp.	3,695	132,577
Astec Industries, Inc.	29,149	949,091
Barnes Group, Inc.	2,748	154,822
Blue Bird Corp.*	813	16,008
Briggs & Stratton Corp.	2,434	24,924
Chart Industries, Inc.*	2,037	156,605
CIRCOR International, Inc.*	1,121	51,566
Columbus McKinnon Corp.	1,309	54,939
Commercial Vehicle Group, Inc.*	1,744	13,987
Douglas Dynamics, Inc.	1,271	50,573
Eastern Co. (The)	334	9,359
Energy Recovery, Inc. (x)*	2,192	22,841
EnPro Industries, Inc.	1,182	75,459
ESCO Technologies, Inc.	1,467	121,203
Evoqua Water Technologies Corp.*	4,274	60,862
Federal Signal Corp.	55,641	1,488,397
Franklin Electric Co., Inc.	2,645	125,637
Gencor Industries, Inc.*	453	5,889
Global Brass & Copper Holdings, Inc.	1,228	53,700
Gorman-Rupp Co. (The)	1,013	33,257
Graham Corp.	513	10,368
Greenbrier Cos., Inc. (The)	34,400	1,045,760
Harsco Corp.*	4,564	125,236
Helios Technologies, Inc.	1,683	78,108
Hillenbrand, Inc.	3,567	141,146
Hurco Cos., Inc.	337	11,984
Hyster-Yale Materials Handling, Inc.	592	32,714
John Bean Technologies Corp.	1,785	216,217
Kadant, Inc.	631	57,301
Kennametal, Inc.	71,386	2,640,568
LB Foster Co., Class A*	568	15,529
Lindsay Corp. (x)	609	50,066
Luxfer Holdings plc	1,562	38,300
Lydall, Inc.*	974	19,675
Manitowoc Co., Inc. (The)*	1,991	35,440
Meritor, Inc.*	4,608	111,744
Milacron Holdings Corp.*	3,905	53,889
Miller Industries, Inc.	635	19,526
Mueller Industries, Inc.	38,664	1,131,695
Mueller Water Products, Inc., Class A	394,015	3,869,227
Navistar International Corp.*	2,824	97,287
NN, Inc.	2,414	23,561
Omega Flex, Inc.	169	12,981
Oshkosh Corp.	27,800	2,321,022
Park-Ohio Holdings Corp.	495	16,132
Proto Labs, Inc.*	1,549	179,715
RBC Bearings, Inc.*	1,393	232,366
REV Group, Inc.	1,766	25,448
Rexnord Corp.*	53,748	1,624,265
Spartan Motors, Inc.	2,032	22,271
SPX Corp.*	2,509	82,847
SPX FLOW, Inc.*	11,006	460,711
Standex International Corp.	726	53,100
Tennant Co.	1,033	63,220
Terex Corp.	3,640	114,296
Titan International, Inc.	2,632	12,870
TriMas Corp.*	2,575	79,748
Twin Disc, Inc.*	507	7,656
Wabash National Corp.	3,155	51,332
Watts Water Technologies, Inc., Class A	1,584	147,597
Welbilt, Inc.*	7,459	124,565

		19,331,128

Marine (0.1%)
Costamare, Inc.	2,581	13,241
Eagle Bulk Shipping, Inc.*	2,773	14,530
Genco Shipping & Trading Ltd. (x)*	871	7,351
Matson, Inc.	2,442	94,872
Safe Bulkers, Inc.*	2,881	4,494
Scorpio Bulkers, Inc.	3,470	15,962

		150,450

Professional Services (1.1%)
Acacia Research Corp.*	3,153	9,333
ASGN, Inc.*	2,935	177,861
Barrett Business Services, Inc.	416	34,362
BG Staffing, Inc.	570	10,762
CBIZ, Inc.*	2,897	56,752
CRA International, Inc.	425	16,290
Exponent, Inc.	2,972	173,981
Forrester Research, Inc.	611	28,735
Franklin Covey Co.*	560	19,040
FTI Consulting, Inc.*	2,160	181,094
GP Strategies Corp.*	716	10,797
Heidrick & Struggles International, Inc.	1,082	32,428
Huron Consulting Group, Inc.*	27,456	1,383,233
ICF International, Inc.	1,042	75,858
InnerWorkings, Inc.*	2,571	9,821
Insperity, Inc.	2,226	271,884
Kelly Services, Inc., Class A	1,902	49,813
Kforce, Inc.	1,301	45,652
Korn Ferry	3,241	129,867
Mistras Group, Inc.*	966	13,882
Navigant Consulting, Inc.	2,383	55,262

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Resources Connection, Inc.	1,756	$28,114
TriNet Group, Inc.*	2,567	174,043
TrueBlue, Inc.*	2,271	50,098
Upwork, Inc.*	3,154	50,716
WageWorks, Inc.*	2,298	116,715
Willdan Group, Inc.*	549	20,450

		3,226,843

Road & Rail (0.3%)
ArcBest Corp.	1,467	41,237
Avis Budget Group, Inc.*	3,398	119,474
Covenant Transportation Group, Inc., Class A*	672	9,885
Daseke, Inc.*	2,261	8,139
Heartland Express, Inc.	13,123	237,133
Hertz Global Holdings, Inc.*	3,658	58,382
Marten Transport Ltd.	2,253	40,892
PAM Transportation Services, Inc.*	112	6,944
Roadrunner Transportation Systems, Inc.*	205	1,958
Saia, Inc.*	1,490	96,358
Universal Logistics Holdings, Inc.	479	10,763
US Xpress Enterprises, Inc., Class A (x)*	1,141	5,865
Werner Enterprises, Inc.	2,649	82,331
YRC Worldwide, Inc. (x)*	1,914	7,713

		727,074

Trading Companies & Distributors (0.6%)
Aircastle Ltd.	3,101	65,927
Applied Industrial Technologies, Inc.	2,203	135,551
Beacon Roofing Supply, Inc.*	3,901	143,245
BlueLinx Holdings, Inc. (x)*	500	9,905
BMC Stock Holdings, Inc.*	3,821	81,005
CAI International, Inc.*	1,024	25,416
DXP Enterprises, Inc.*	903	34,215
EVI Industries, Inc. (x)	261	9,988
Foundation Building Materials, Inc.*	799	14,206
GATX Corp.	2,126	168,570
General Finance Corp.*	703	5,884
GMS, Inc.*	1,830	40,260
H&E Equipment Services, Inc.	1,798	52,304
Herc Holdings, Inc.*	1,378	63,154
Kaman Corp.	1,567	99,802
Lawson Products, Inc.*	383	14,068
MRC Global, Inc.*	4,658	79,745
NOW, Inc.*	6,221	91,822
Rush Enterprises, Inc., Class A	1,646	60,112
Rush Enterprises, Inc., Class B	293	10,815
SiteOne Landscape Supply, Inc. (x)*	2,347	162,647
Systemax, Inc.	658	14,581
Textainer Group Holdings Ltd.*	1,512	15,241
Titan Machinery, Inc.*	1,050	21,609
Transcat, Inc.*	392	10,031
Triton International Ltd.	3,263	106,896
Veritiv Corp.*	744	14,448
Willis Lease Finance Corp.*	168	9,798

		1,561,245

Total Industrials		48,988,889

Information Technology (10.3%)
Communications Equipment (1.0%)
Acacia Communications, Inc.*	2,153	101,535
ADTRAN, Inc.	2,745	41,861
Aerohive Networks, Inc.*	2,511	11,124
Applied Optoelectronics, Inc. (x)*	1,088	11,185
CalAmp Corp.*	1,906	22,262
Calix, Inc.*	2,628	17,240
Casa Systems, Inc.*	1,818	11,690
Clearfield, Inc.*	765	10,136
Comtech Telecommunications Corp.	1,341	37,695
DASAN Zhone Solutions, Inc.*	282	3,663
Digi International, Inc.*	1,598	20,263
Extreme Networks, Inc.*	6,715	43,446
Finisar Corp.*	67,564	1,545,189
Harmonic, Inc. (x)*	4,877	27,067
Infinera Corp.*	10,077	29,324
Inseego Corp.*	2,559	12,258
InterDigital, Inc.	1,826	117,594
KVH Industries, Inc.*	1,099	11,946
Lumentum Holdings, Inc.*	4,394	234,684
NETGEAR, Inc.*	1,787	45,193
NetScout Systems, Inc.*	4,253	107,984
Plantronics, Inc.	1,920	71,117
Ribbon Communications, Inc.*	3,427	16,758
TESSCO Technologies, Inc.	355	6,340
Viavi Solutions, Inc.*	13,205	175,494

		2,733,048

Electronic Equipment, Instruments & Components (3.6%)
Airgain, Inc.*	532	7,528
Akoustis Technologies, Inc.*	1,442	9,229
Anixter International, Inc.*	1,751	104,552
Arlo Technologies, Inc.*	4,058	16,273
AVX Corp.	2,635	43,741
Badger Meter, Inc.	1,643	98,071
Bel Fuse, Inc., Class B	595	10,216
Belden, Inc.	2,299	136,951
Benchmark Electronics, Inc.	2,215	55,641
Coda Octopus Group, Inc.*	266	3,471
Coherent, Inc.*	24,039	3,278,198
Control4 Corp.*	1,524	36,195
CTS Corp.	1,867	51,492
Daktronics, Inc.	2,028	12,513
ePlus, Inc.*	767	52,877
Fabrinet*	2,094	104,009
FARO Technologies, Inc.*	9,290	488,468
Fitbit, Inc., Class A (x)*	12,720	55,968
II-VI, Inc.*	3,610	131,982
Insight Enterprises, Inc.*	2,036	118,495
Iteris, Inc.*	1,412	7,300
Itron, Inc.*	1,970	123,263
KEMET Corp.	3,270	61,509
Kimball Electronics, Inc.*	1,471	23,889
Knowles Corp.*	4,930	90,268
Methode Electronics, Inc.	2,099	59,968
MTS Systems Corp.	1,018	59,584
Napco Security Technologies, Inc.*	709	21,043
nLight, Inc.*	1,864	35,789
Novanta, Inc.*	1,934	182,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
OSI Systems, Inc.*	953	$107,336
PAR Technology Corp. (x)*	626	17,653
Park Electrochemical Corp.	1,093	18,242
PC Connection, Inc.	646	22,597
PCM, Inc.*	544	19,062
Plexus Corp.*	63,152	3,686,182
Rogers Corp.*	1,063	183,453
Sanmina Corp.*	3,867	117,093
ScanSource, Inc.*	1,449	47,180
Tech Data Corp.*	2,115	221,229
TTM Technologies, Inc.*	5,689	58,028
Vishay Intertechnology, Inc.	7,621	125,899
Vishay Precision Group, Inc.*	599	24,337
Wrap Technologies, Inc.*	437	2,718

		10,131,868

IT Services (0.9%)
Brightcove, Inc.*	2,159	22,302
Carbonite, Inc.*	1,902	49,528
Cardtronics plc, Class A*	2,249	61,443
Cass Information Systems, Inc.	813	39,414
Conduent, Inc.*	9,940	95,325
CSG Systems International, Inc.	1,873	91,459
Endurance International Group Holdings, Inc.*	3,950	18,960
EVERTEC, Inc.	3,449	112,782
Evo Payments, Inc., Class A*	1,796	56,628
Exela Technologies, Inc.*	2,626	5,751
ExlService Holdings, Inc.*	1,926	127,366
GTT Communications, Inc. (x)*	1,911	33,634
Hackett Group, Inc. (The)	1,404	23,573
I3 Verticals, Inc., Class A*	530	15,609
Information Services Group, Inc.*	1,996	6,307
International Money Express, Inc.*	744	10,490
KBR, Inc.	8,135	202,887
Limelight Networks, Inc.*	6,039	16,305
LiveRamp Holdings, Inc.*	3,921	190,090
ManTech International Corp., Class A	1,538	101,277
MAXIMUS, Inc.	3,654	265,061
NIC, Inc.	3,777	60,583
Paysign, Inc.*	1,710	22,863
Perficient, Inc.*	1,854	63,629
Perspecta, Inc.	8,123	190,159
Presidio, Inc.	2,649	36,212
PRGX Global, Inc.*	1,069	7,184
Priority Technology Holdings, Inc.*	376	2,952
Science Applications International Corp.	3,410	295,170
StarTek, Inc.*	933	7,623
Sykes Enterprises, Inc.*	2,218	60,906
TTEC Holdings, Inc.	823	38,344
Tucows, Inc., Class A (x)*	536	32,707
Unisys Corp. (x)*	2,926	28,441
USA Technologies, Inc. (x)*	3,440	25,559
Verra Mobility Corp.*	5,657	74,050
Virtusa Corp.*	1,652	73,398

		2,565,971

Semiconductors & Semiconductor Equipment (2.6%)
Adesto Technologies Corp. (x)*	1,440	11,736
Advanced Energy Industries, Inc.*	50,670	2,851,201
Alpha & Omega Semiconductor Ltd.*	1,108	10,349
Ambarella, Inc.*	1,814	80,052
Amkor Technology, Inc.*	5,835	43,529
Aquantia Corp.*	1,615	21,043
Axcelis Technologies, Inc.*	1,855	27,918
AXT, Inc.*	2,287	9,057
Brooks Automation, Inc.	4,077	157,984
Cabot Microelectronics Corp.	1,666	183,393
CEVA, Inc.*	1,260	30,681
Cirrus Logic, Inc.*	3,404	148,755
Cohu, Inc.	2,307	35,597
Diodes, Inc.*	2,358	85,760
DSP Group, Inc.*	1,251	17,964
FormFactor, Inc.*	4,271	66,927
GSI Technology, Inc.*	877	7,516
Ichor Holdings Ltd.*	1,264	29,881
Impinj, Inc. (x)*	904	25,872
Inphi Corp.*	2,582	129,358
Lattice Semiconductor Corp.*	7,162	104,494
MACOM Technology Solutions Holdings, Inc.*	2,561	38,748
MaxLinear, Inc.*	3,744	87,759
MKS Instruments, Inc.	20,116	1,566,835
Nanometrics, Inc.*	1,334	46,303
NeoPhotonics Corp.*	2,178	9,104
NVE Corp.	268	18,661
PDF Solutions, Inc.*	1,688	22,147
Photronics, Inc.*	3,632	29,782
Power Integrations, Inc.	1,632	130,854
Rambus, Inc.*	6,343	76,370
Rudolph Technologies, Inc.*	1,787	49,375
Semtech Corp.*	3,785	181,869
Silicon Laboratories, Inc.*	2,469	255,295
SMART Global Holdings, Inc.*	751	17,265
SunPower Corp. (x)*	3,613	38,623
Synaptics, Inc.*	17,745	517,089
Ultra Clean Holdings, Inc.*	2,187	30,443
Veeco Instruments, Inc.*	2,723	33,275
Xperi Corp.	2,778	57,199

		7,286,063

Software (2.1%)
8x8, Inc.*	5,384	129,754
A10 Networks, Inc.*	3,209	21,885
ACI Worldwide, Inc.*	6,266	215,174
Agilysys, Inc.*	1,016	21,814
Alarm.com Holdings, Inc.*	2,110	112,885
Altair Engineering, Inc., Class A (x)*	2,214	89,424
Amber Road, Inc.*	1,436	18,754
American Software, Inc., Class A	1,687	22,184
Appfolio, Inc., Class A*	883	90,304
Appian Corp.*	1,791	64,601
Avaya Holdings Corp.*	6,370	75,867
Benefitfocus, Inc.*	1,702	46,209
Blackbaud, Inc.	2,807	234,385
Blackline, Inc.*	2,457	131,474

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Bottomline Technologies DE, Inc.*	2,461	$108,875
Box, Inc., Class A*	8,231	144,948
Carbon Black, Inc.*	3,204	53,571
ChannelAdvisor Corp.*	1,533	13,429
Cision Ltd.*	5,259	61,688
Cloudera, Inc.*	13,559	71,320
CommVault Systems, Inc.*	1,965	97,503
Cornerstone OnDemand, Inc.*	3,217	186,361
Digimarc Corp. (x)*	657	29,164
Digital Turbine, Inc.*	4,444	22,220
Domo, Inc., Class B (x)*	992	27,101
Ebix, Inc. (x)	1,362	68,400
eGain Corp.*	1,170	9,524
Envestnet, Inc.*	2,744	187,607
Everbridge, Inc.*	1,873	167,484
Five9, Inc.*	3,381	173,412
ForeScout Technologies, Inc.*	2,331	78,928
GTY Technology Holdings, Inc.*	1,734	11,878
Ideanomics, Inc.*	2,938	7,228
Instructure, Inc.*	1,933	82,153
Intelligent Systems Corp.*	392	11,286
j2 Global, Inc.	2,679	238,136
LivePerson, Inc.*	3,494	97,972
LogMeIn, Inc.	4,340	319,771
Majesco*	385	3,584
MicroStrategy, Inc., Class A*	475	68,072
Mitek Systems, Inc.*	1,879	18,677
MobileIron, Inc.*	5,493	34,057
Model N, Inc.*	1,864	36,348
Monotype Imaging Holdings, Inc.	2,401	40,433
OneSpan, Inc.*	1,881	26,654
Progress Software Corp.	2,528	110,271
PROS Holdings, Inc.*	1,890	119,561
Q2 Holdings, Inc.*	2,301	175,704
QAD, Inc., Class A	633	25,453
Qualys, Inc.*	1,953	170,067
Rapid7, Inc.*	2,763	159,812
Rimini Street, Inc.*	1,133	6,005
SailPoint Technologies Holding, Inc.*	4,925	98,697
SecureWorks Corp., Class A*	567	7,535
SharpSpring, Inc.*	492	6,391
ShotSpotter, Inc. (x)*	461	20,376
SPS Commerce, Inc.*	1,032	105,481
SVMK, Inc.*	4,819	79,562
Synchronoss Technologies, Inc.*	2,198	17,386
Telaria, Inc.*	2,425	18,236
Telenav, Inc.*	1,705	13,640
Tenable Holdings, Inc.*	2,126	60,676
TiVo Corp.	7,044	51,914
Upland Software, Inc.*	1,291	58,779
Varonis Systems, Inc.*	1,703	105,484
Verint Systems, Inc.*	3,758	202,105
VirnetX Holding Corp. (x)*	3,481	21,617
Workiva, Inc.*	2,013	116,935
Yext, Inc.*	5,339	107,261
Zix Corp.*	2,988	27,161
Zuora, Inc., Class A*	4,896	75,007

		5,733,614

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp. (x)*	6,524	59,368
AstroNova, Inc.	393	10,155
Avid Technology, Inc.*	1,681	15,331
Cray, Inc.*	2,342	81,548
Diebold Nixdorf, Inc.*	4,318	39,553
Electronics For Imaging, Inc.*	2,501	92,312
Immersion Corp.*	1,791	13,630
Sonim Technologies, Inc.*	207	2,635
Stratasys Ltd.*	2,953	86,730

		401,262

Total Information Technology		28,851,826

Materials (7.2%)
Chemicals (1.8%)
Advanced Emissions Solutions, Inc. (x)	945	11,945
AdvanSix, Inc.*	1,732	42,313
American Vanguard Corp.	1,665	25,658
Amyris, Inc. (x)*	1,891	6,732
Balchem Corp.	1,850	184,944
Chase Corp.	419	45,101
Ferro Corp.*	4,702	74,292
Flotek Industries, Inc. (x)*	3,436	11,373
FutureFuel Corp.	1,446	16,904
GCP Applied Technologies, Inc.*	3,107	70,342
Hawkins, Inc.	536	23,268
HB Fuller Co.	2,925	135,720
Ingevity Corp.*	2,415	253,986
Innophos Holdings, Inc.	1,126	32,778
Innospec, Inc.	1,396	127,371
Intrepid Potash, Inc.*	5,841	19,626
Koppers Holdings, Inc.*	1,159	34,028
Kraton Corp.*	1,798	55,864
Kronos Worldwide, Inc.	1,331	20,391
Livent Corp.*	8,460	58,543
LSB Industries, Inc.*	1,302	5,078
Marrone Bio Innovations, Inc. (x)*	2,971	4,456
Minerals Technologies, Inc.	53,489	2,862,196
OMNOVA Solutions, Inc.*	2,464	15,351
Orion Engineered Carbons SA	3,422	73,265
PolyOne Corp.	4,539	142,479
PQ Group Holdings, Inc.*	2,176	34,490
Quaker Chemical Corp.	754	152,972
Rayonier Advanced Materials, Inc. (x)	2,784	18,068
Sensient Technologies Corp.	2,434	178,850
Stepan Co.	1,176	108,086
Trecora Resources*	1,141	10,919
Tredegar Corp.	1,449	24,082
Trinseo SA	2,431	102,929
Tronox Holdings plc, Class A	5,518	70,520
Valhi, Inc.	1,663	4,939

		5,059,859

Construction Materials (1.4%)
Eagle Materials, Inc.	39,500	3,661,650
Forterra, Inc.*	1,012	5,030
Summit Materials, Inc., Class A*	6,464	124,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United States Lime & Minerals, Inc.	105	$8,400
US Concrete, Inc. (x)*	911	45,267

		3,844,779

Containers & Packaging (0.0%)
Greif, Inc., Class A	1,486	48,369
Greif, Inc., Class B	323	14,099
Myers Industries, Inc.	2,037	39,253
UFP Technologies, Inc.*	388	16,145

		117,866

Metals & Mining (3.2%)
AK Steel Holding Corp. (x)*	18,119	42,942
Allegheny Technologies, Inc.*	7,225	182,070
Carpenter Technology Corp.	52,609	2,524,180
Century Aluminum Co. (x)*	2,767	19,120
Cleveland-Cliffs, Inc. (x)	16,143	172,246
Coeur Mining, Inc.*	11,667	50,635
Commercial Metals Co.	6,773	120,898
Compass Minerals International, Inc.	1,953	107,317
Gold Resource Corp.	3,091	10,448
Haynes International, Inc.	695	22,108
Hecla Mining Co.	27,670	49,806
Kaiser Aluminum Corp.	913	89,118
Materion Corp.	1,166	79,066
Mayville Engineering Co., Inc.*	362	4,996
Novagold Resources, Inc.*	13,294	78,567
OceanaGold Corp.	1,026,376	2,805,869
Olympic Steel, Inc.	512	6,989
Ramaco Resources, Inc.*	498	2,649
Reliance Steel & Aluminum Co.	23,500	2,223,570
Ryerson Holding Corp.*	929	7,739
Schnitzer Steel Industries, Inc., Class A	1,477	38,653
SunCoke Energy, Inc.*	5,001	44,409
Synalloy Corp.	421	6,576
TimkenSteel Corp.*	2,316	18,829
Warrior Met Coal, Inc.	2,969	77,550
Worthington Industries, Inc.	2,267	91,269

		8,877,619

Paper & Forest Products (0.8%)
Boise Cascade Co.	2,206	62,011
Clearwater Paper Corp.*	933	17,251
Louisiana-Pacific Corp.	7,133	187,027
Neenah, Inc.	957	64,646
PH Glatfelter Co.	113,101	1,909,145
Schweitzer-Mauduit International, Inc.	1,745	57,899
Verso Corp., Class A*	1,964	37,414

		2,335,393

Total Materials		20,235,516

Real Estate (6.8%)
Equity Real Estate Investment Trusts (REITs) (6.5%)
Acadia Realty Trust (REIT)	4,677	128,010
Agree Realty Corp. (REIT)	2,160	138,348
Alexander & Baldwin, Inc. (REIT)	3,942	91,060
Alexander’s, Inc. (REIT)	124	45,917
American Assets Trust, Inc. (REIT)	2,674	125,999
American Finance Trust, Inc. (REIT)	6,141	66,937
Armada Hoffler Properties, Inc. (REIT)	2,991	49,501
Ashford Hospitality Trust, Inc. (REIT)	5,171	15,358
Bluerock Residential Growth REIT, Inc. (REIT)	1,254	14,735
Braemar Hotels & Resorts, Inc. (REIT)	1,629	16,127
Brandywine Realty Trust (REIT)	131,400	1,881,648
BRT Apartments Corp. (REIT)	530	7,489
CareTrust REIT, Inc. (REIT)	5,484	130,410
CatchMark Timber Trust, Inc. (REIT), Class A	2,757	28,811
CBL & Associates Properties, Inc. (REIT) (x)	9,595	9,979
Cedar Realty Trust, Inc. (REIT)	4,624	12,254
Chatham Lodging Trust (REIT)	2,636	49,741
Chesapeake Lodging Trust (REIT)	3,396	96,514
CIM Commercial Trust Corp. (REIT)	221	4,557
City Office REIT, Inc. (REIT)	2,273	27,253
Clipper Realty, Inc. (REIT)	979	10,945
Community Healthcare Trust, Inc. (REIT)	1,011	39,844
CoreCivic, Inc. (REIT)	6,844	142,081
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	739	29,309
CorePoint Lodging, Inc. (REIT)	2,358	29,216
DiamondRock Hospitality Co. (REIT)	11,794	121,950
Easterly Government Properties, Inc. (REIT)	3,920	70,991
EastGroup Properties, Inc. (REIT)	2,086	241,934
Essential Properties Realty Trust, Inc. (REIT)	2,846	57,034
Farmland Partners, Inc. (REIT) (x)	1,753	12,359
First Industrial Realty Trust, Inc. (REIT)	7,244	266,145
Four Corners Property Trust, Inc. (REIT)	3,934	107,516
Franklin Street Properties Corp. (REIT)	5,998	44,265
Front Yard Residential Corp. (REIT)	2,905	35,499
GEO Group, Inc. (The) (REIT)	6,837	143,645
Getty Realty Corp. (REIT)	1,917	58,967
Gladstone Commercial Corp. (REIT)	1,720	36,498
Gladstone Land Corp. (REIT) (x)	937	10,804
Global Medical REIT, Inc. (REIT)	1,767	18,554
Global Net Lease, Inc. (REIT)	4,848	95,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,536	$99,644
Healthcare Realty Trust, Inc. (REIT)	7,350	230,202
Hersha Hospitality Trust (REIT)	2,032	33,609
Highwoods Properties, Inc. (REIT)	53,900	2,226,070
Independence Realty Trust, Inc. (REIT)	5,169	59,805
Industrial Logistics Properties Trust (REIT)	3,723	77,513
Innovative Industrial Properties, Inc. (REIT) (x)	538	66,475
Investors Real Estate Trust (REIT)	687	40,306
iStar, Inc. (REIT)	3,578	44,439
Jernigan Capital, Inc. (REIT) (x)	1,197	24,539
Kite Realty Group Trust (REIT)	4,747	71,822
Lexington Realty Trust (REIT)	13,160	123,836
LTC Properties, Inc. (REIT)	41,974	1,916,533
Mack-Cali Realty Corp. (REIT)	5,209	121,318
Monmouth Real Estate Investment Corp. (REIT)	5,237	70,961
National Health Investors, Inc. (REIT)	2,405	187,662
National Storage Affiliates Trust (REIT)	3,246	93,939
New Senior Investment Group, Inc. (REIT) (x)	4,756	31,960
NexPoint Residential Trust, Inc. (REIT)	1,075	44,505
NorthStar Realty Europe Corp. (REIT)	2,491	40,927
Office Properties Income Trust (REIT)	2,740	71,980
One Liberty Properties, Inc. (REIT)	909	26,325
Pebblebrook Hotel Trust (REIT)	7,471	210,533
Pennsylvania REIT (REIT) (x)	3,959	25,734
Physicians Realty Trust (REIT)	10,667	186,032
Piedmont Office Realty Trust, Inc. (REIT), Class A	7,194	143,376
PotlatchDeltic Corp. (REIT)	3,800	148,124
Preferred Apartment Communities, Inc. (REIT), Class A	2,488	37,196
PS Business Parks, Inc. (REIT)	1,150	193,810
QTS Realty Trust, Inc. (REIT), Class A	3,144	145,190
Retail Opportunity Investments Corp. (REIT)	6,444	110,386
Retail Properties of America, Inc. (REIT), Class A	209,995	2,469,541
Retail Value, Inc. (REIT)	857	29,824
Rexford Industrial Realty, Inc. (REIT)	5,966	240,847
RLJ Lodging Trust (REIT)	9,877	175,218
RPT Realty (REIT)	4,521	54,749
Ryman Hospitality Properties, Inc. (REIT)	2,636	213,753
Sabra Health Care REIT, Inc. (REIT)	10,280	202,413
Safehold, Inc. (REIT) (x)	457	13,801
Saul Centers, Inc. (REIT)	683	38,337
Senior Housing Properties Trust (REIT)	10,180	84,189
Seritage Growth Properties (REIT), Class A (x)	1,877	80,636
Spirit MTA REIT (REIT)	2,407	20,074
STAG Industrial, Inc. (REIT)	7,266	219,724
Summit Hotel Properties, Inc. (REIT)	5,947	68,212
Sunstone Hotel Investors, Inc. (REIT)	141,485	1,939,759
Tanger Factory Outlet Centers, Inc. (REIT) (x)	5,200	84,292
Terreno Realty Corp. (REIT)	3,570	175,073
UMH Properties, Inc. (REIT)	1,957	24,286
Uniti Group, Inc. (REIT)	10,630	100,985
Universal Health Realty Income Trust (REIT)	741	62,933
Urban Edge Properties (REIT)	6,612	114,586
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	35,196
Washington Prime Group, Inc. (REIT) (x)	10,714	40,927
Washington REIT (REIT)	4,608	123,172
Whitestone REIT (REIT)	2,145	27,220
Xenia Hotels & Resorts, Inc. (REIT)	6,512	135,775

		18,193,595

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA*	583	11,462
American Realty Investors, Inc.*	164	2,237
Consolidated-Tomoka Land Co.	287	17,134
Cushman & Wakefield plc*	5,886	105,242
eXp World Holdings, Inc.*	916	10,195
Forestar Group, Inc.*	556	10,870
FRP Holdings, Inc.*	401	22,364
Griffin Industrial Realty, Inc.	60	2,121
HFF, Inc., Class A	2,197	99,919
Kennedy-Wilson Holdings, Inc.	7,127	146,602
Marcus & Millichap, Inc.*	1,319	40,691
Maui Land & Pineapple Co., Inc.*	397	4,085
Newmark Group, Inc., Class A	8,357	75,046
Rafael Holdings, Inc., Class B*	605	17,394
RE/MAX Holdings, Inc., Class A	1,011	31,098
Realogy Holdings Corp.	6,536	47,321
Redfin Corp. (x)*	5,071	91,176
RMR Group, Inc. (The), Class A	387	18,181
St Joe Co. (The)*	1,931	33,368
Stratus Properties, Inc.*	391	12,680
Tejon Ranch Co.*	1,174	19,477
Transcontinental Realty Investors, Inc. (x)*	124	3,178

		821,841

Total Real Estate		19,015,436

Utilities (3.4%)
Electric Utilities (0.6%)
ALLETE, Inc.	2,978	247,799

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
El Paso Electric Co.	2,332	$152,513
Genie Energy Ltd., Class B	826	8,797
IDACORP, Inc.	6,270	629,696
MGE Energy, Inc.	2,005	146,526
Otter Tail Corp.	2,265	119,615
PNM Resources, Inc.	4,567	232,506
Portland General Electric Co.	5,158	279,409
Spark Energy, Inc., Class A	628	7,027

		1,823,888

Gas Utilities (1.3%)
Chesapeake Utilities Corp.	918	87,228
New Jersey Resources Corp.	5,101	253,877
Northwest Natural Holding Co.	1,654	114,953
ONE Gas, Inc.	3,001	270,990
RGC Resources, Inc.	424	12,941
South Jersey Industries, Inc.	5,321	179,477
Southwest Gas Holdings, Inc.	3,066	274,775
Spire, Inc.	29,617	2,485,459

		3,679,700

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	6,072	14,694
Clearway Energy, Inc., Class A	2,022	32,716
Clearway Energy, Inc., Class C	4,236	71,419
Ormat Technologies, Inc.	2,280	144,529
Pattern Energy Group, Inc., Class A	5,073	117,136
TerraForm Power, Inc., Class A	4,198	60,031

		440,525

Multi-Utilities (1.1%)
Avista Corp.	3,769	168,097
Black Hills Corp.	34,268	2,678,730
NorthWestern Corp.	2,910	209,956
Unitil Corp.	838	50,188

		3,106,971

Water Utilities (0.2%)
American States Water Co.	2,106	158,455
AquaVenture Holdings Ltd.*	684	13,660
Artesian Resources Corp., Class A	433	16,095
Cadiz, Inc. (x)*	735	8,269
California Water Service Group	2,761	139,789
Connecticut Water Service, Inc.	696	48,525
Consolidated Water Co. Ltd.	839	11,964
Global Water Resources, Inc.	677	7,068
Middlesex Water Co.	914	54,155
Pure Cycle Corp.*	984	10,430
SJW Group	1,512	91,884
York Water Co. (The)	742	26,504

		586,798

Total Utilities		9,637,882

Total Common Stocks (88.5%) (Cost $206,674,506)		248,260,277

LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.2%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Unit Corp. 6.625%, 5/15/21	$312,000	283,920

Total Energy		283,920

Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc. 6.000%, 3/1/27 (x)	246,000	245,077

Total Industrials		245,077

Total Corporate Bonds		528,997

Total Long-Term Debt Securities (0.2%) (Cost $548,756)		528,997

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Schulman, Inc., CVR (r)*	1,566	614

Total Consumer Staples		614

Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR (r)*	36	—

Pharmaceuticals (0.0%)
Corium International, Inc., CVR (r)(x)*	1,503	203

Total Health Care		203

Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 7/18/19*	1,872	80

Road & Rail (0.0%)
Hertz Global Holdings, Inc., expiring 7/12/19*	3,155	6,152

Total Industrials		6,232

Total Rights (0.0%) (Cost $9,048)		7,049

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.8%)
JPMorgan Prime Money Market Fund, IM Shares	19,106,063	19,113,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $300,065, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $306,000. (xx)	$300,000	$300,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $40,399, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $41,198. (xx)	40,390	40,390
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $1,000,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,317,874, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,344,232. (xx)	1,317,600	1,317,600

Total Repurchase Agreements		2,657,990

Total Short-Term Investments (7.7%) (Cost $21,767,890)		21,771,695

Total Investments in Securities (96.4%) (Cost $229,000,200)		270,568,018
Other Assets Less Liabilities (3.6%)		10,062,623

Net Assets (100%)		$280,630,641

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $9,193,767. This was collateralized by $6,898,756 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $2,657,990 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc.	1,023	21,749	—	—	—	941	22,690	—	—
PennyMac Mortgage Investment Trust (REIT)	4,330	59,491	24,384	—	—	10,649	94,524	1,565	—

Total		81,240	24,384	—	—	11,590	117,214	1,565	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	367	9/2019	USD	28,756,285	598,705

					598,705

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,462,851	$—	$—	$5,462,851
Consumer Discretionary	25,031,352	12,577	—	25,043,929
Consumer Staples	7,493,607	10,144	—	7,503,751
Energy	5,186,096	2,918,099	—	8,104,195
Financials	53,340,866	—	—	53,340,866
Health Care	22,075,136	—	—	22,075,136
Industrials	48,979,530	9,359	—	48,988,889
Information Technology	28,851,826	—	—	28,851,826
Materials	20,235,516	—	—	20,235,516
Real Estate	19,013,315	2,121	—	19,015,436
Utilities	9,637,882	—	—	9,637,882
Corporate Bonds
Energy	—	283,920	—	283,920
Industrials	—	245,077	—	245,077
Futures	598,705	—	—	598,705
Rights
Consumer Staples	—	—	614	614
Health Care	—	—	203	203
Industrials	6,152	80	—	6,232
Short-Term Investments
Investment Company	19,113,705	—	—	19,113,705
Repurchase Agreements	—	2,657,990	—	2,657,990

Total Assets	$265,026,539	$6,139,367	$817	$271,166,723

Total Liabilities	$—	$—	$—	$—

Total	$265,026,539	$6,139,367	$817	$271,166,723

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$598,705	*

Total		$598,705

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,749,199	$2,749,199

Total	$2,749,199	$2,749,199

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$552,511	$552,511

Total	$552,511	$552,511

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $25,487,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$59,237,621
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,245,690

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,547,179
Aggregate gross unrealized depreciation	(19,404,736)

Net unrealized appreciation	$42,142,443

Federal income tax cost of investments in securities and derivative instruments, if applicable	$229,024,280

For the six months ended June 30, 2019, the Portfolio incurred approximately $5,486 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $125,468)	$117,214
Unaffiliated Issuers (Cost $226,216,742)	267,792,814
Repurchase Agreements (Cost $2,657,990)	2,657,990
Cash	10,519,165
Foreign cash (Cost $446)	442
Cash held as collateral at broker for futures	1,294,600
Receivable for securities sold	11,400,063
Due from broker for futures variation margin	311,769
Dividends, interest and other receivables	307,187
Receivable for Portfolio shares sold	12,899
Securities lending income receivable	7,299
Other assets	3,058

Total assets	294,424,500

LIABILITIES
Payable for securities purchased	10,746,582
Payable for return of collateral on securities loaned	2,657,990
Investment management fees payable	145,315
Payable for Portfolio shares redeemed	89,487
Administrative fees payable	27,489
Distribution fees payable – Class IB	26,415
Distribution fees payable – Class IA	502
Trustees’ fees payable	141
Accrued expenses	99,938

Total liabilities	13,793,859

NET ASSETS	$280,630,641

Net assets were comprised of:
Paid in capital	$232,271,247
Total distributable earnings (loss)	48,359,394

Net assets	$280,630,641

Class IA
Net asset value, offering and redemption price per share, $2,495,149 / 165,059 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.12

Class IB
Net asset value, offering and redemption price per share, $131,429,748 / 8,684,051 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.13

Class K
Net asset value, offering and redemption price per share, $146,705,744 / 9,697,750 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.13

(x)	Includes value of securities on loan of $9,193,767.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($1,565 of dividend income received from affiliates) (net of $6,984 foreign withholding tax)	$2,628,549
Interest	162,637
Securities lending (net)	63,593

Total income	2,854,779

EXPENSES
Investment management fees	966,797
Administrative fees	170,796
Distribution fees – Class IB	163,061
Custodian fees	70,153
Professional fees	27,103
Printing and mailing expenses	17,997
Trustees’ fees	4,152
Distribution fees – Class IA	3,156
Miscellaneous	4,100

Gross expenses	1,427,315
Less: Waiver from investment manager	(86,190)

Net expenses	1,341,125

NET INVESTMENT INCOME (LOSS)	1,513,654

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	9,816,180
Futures contracts	2,749,199
Foreign currency transactions	(29,940)

Net realized gain (loss)	12,535,439

Change in unrealized appreciation (depreciation) on:
Investments in securities ($11,590 of change in unrealized appreciation (depreciation) from affiliates)	20,754,581
Futures contracts	552,511
Foreign currency translations	(50)

Net change in unrealized appreciation (depreciation)	21,307,042

NET REALIZED AND UNREALIZED GAIN (LOSS)	33,842,481

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,356,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,513,654	$1,913,161
Net realized gain (loss)	12,535,439	28,629,460
Net change in unrealized appreciation (depreciation)	21,307,042	(64,751,607)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	35,356,135	(34,208,986)

Distributions to shareholders:
Class IA	—	(357,989)
Class IB	—	(17,865,005)
Class K	—	(17,649,671)

Total distributions to shareholders	—	(35,872,665)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 7,232 and 7,016 shares, respectively ]	108,629	126,506
Capital shares issued in reinvestment of dividends and distributions [ 0 and 24,542 shares, respectively ]	—	357,989
Capital shares repurchased [ (18,531) and (57,119) shares, respectively ]	(276,154)	(1,005,320)

Total Class IA transactions	(167,525)	(520,825)

Class IB
Capital shares sold [ 293,386 and 574,014 shares, respectively ]	4,342,708	10,309,940
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,223,146 shares, respectively ]	—	17,865,005
Capital shares repurchased [ (605,232) and (1,907,938) shares, respectively ]	(8,987,632)	(33,826,627)

Total Class IB transactions	(4,644,924)	(5,651,682)

Class K
Capital shares sold [ 1,024,830 and 406,179 shares, respectively ]	14,034,999	6,359,345
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,213,980 shares, respectively ]	—	17,649,671
Capital shares repurchased [ (327,146) and (564,410) shares, respectively ]	(4,849,378)	(9,926,281)

Total Class K transactions	9,185,621	14,082,735

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,373,172	7,910,228

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,729,307	(62,171,423)
NET ASSETS:
Beginning of period	240,901,334	303,072,757

End of period	$280,630,641	$240,901,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016	2015	2014
Net asset value, beginning of period	$13.25	$17.56	$17.32		$13.91	$14.92	$14.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.09	0.07	##	0.02	0.03	— #
Net realized and unrealized gain (loss)	1.80	(2.18)	1.92		3.45	(1.01)	0.31

Total from investment operations	1.87	(2.09)	1.99		3.47	(0.98)	0.31

Less distributions:
Dividends from net investment income	—	(0.10)	(0.09)		(0.06)	(0.03)	— #
Distributions from net realized gains	—	(2.12)	(1.66)		—	—	—

Total dividends and distributions	—	(2.22)	(1.75)		(0.06)	(0.03)	— #

Net asset value, end of period	$15.12	$13.25	$17.56		$17.32	$13.91	$14.92

Total return (b)	14.11%	(12.86)%	11.72%		24.92%	(6.54)%	2.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,495	$2,337	$3,545		$3,712	$3,249	$4,153
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.10%	1.10%		1.13%	1.13%	1.14%
Before waivers and reimbursements (a)(f)	1.16%	1.15%	1.14%		1.15%	1.13%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.97%	0.53%	0.42	%(aa)	0.15%	0.19%	0.01%
Before waivers and reimbursements (a)(f)	0.90%	0.48%	0.38	%(aa)	0.13%	0.19%	0.01%
Portfolio turnover rate (z)^	23%	36%	26%		23%	31%	17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016	2015	2014
Net asset value, beginning of period	$13.27	$17.58	$17.33		$13.93	$14.94	$14.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.09	0.07	##	0.02	0.03	— #
Net realized and unrealized gain (loss)	1.79	(2.18)	1.93		3.44	(1.01)	0.31

Total from investment operations	1.86	(2.09)	2.00		3.46	(0.98)	0.31

Less distributions:
Dividends from net investment income	—	(0.10)	(0.09)		(0.06)	(0.03)	— #
Distributions from net realized gains	—	(2.12)	(1.66)		—	—	—

Total dividends and distributions	—	(2.22)	(1.75)		(0.06)	(0.03)	— #

Net asset value, end of period	$15.13	$13.27	$17.58		$17.33	$13.93	$14.94

Total return (b)	14.09%	(12.83)%	11.77%		24.82%	(6.53)%	2.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$131,430	$119,355	$160,058		$166,454	$138,752	$162,636
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.10%	1.10%		1.13%	1.13%	1.14%
Before waivers and reimbursements (a)(f)	1.16%	1.15%	1.14%		1.15%	1.13%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.97%	0.53%	0.42	%(aa)	0.16%	0.19%	0.02%
Before waivers and reimbursements (a)(f)	0.90%	0.48%	0.38	%(aa)	0.13%	0.19%	0.02%
Portfolio turnover rate (z)^	23%	36%	26%		23%	31%	17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016	2015	2014
Net asset value, beginning of period	$13.25	$17.56	$17.31		$13.91	$14.92	$14.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.14	0.12	##	0.06	0.06	0.04
Net realized and unrealized gain (loss)	1.79	(2.18)	1.92		3.44	(1.00)	0.31

Total from investment operations	1.88	(2.04)	2.04		3.50	(0.94)	0.35

Less distributions:
Dividends from net investment income	—	(0.15)	(0.13)		(0.10)	(0.07)	(0.04)
Distributions from net realized gains	—	(2.12)	(1.66)		—	—	—

Total dividends and distributions	—	(2.27)	(1.79)		(0.10)	(0.07)	(0.04)

Net asset value, end of period	$15.13	$13.25	$17.56		$17.31	$13.91	$14.92

Total return (b)	14.19%	(12.61)%	12.05%		25.17%	(6.30)%	2.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$146,706	$119,209	$139,469		$138,729	$127,379	$189,977
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.85%	0.85%		0.88%	0.88%	0.89%
Before waivers and reimbursements (a)(f)	0.91%	0.91%	0.89%		0.90%	0.88%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.21%	0.79%	0.67	%(aa)	0.40%	0.43%	0.28%
Before waivers and reimbursements (a)(f)	1.15%	0.74%	0.62	%(aa)	0.38%	0.43%	0.28%
Portfolio turnover rate (z)^	23%	36%	26%		23%	31%	17%
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.05, $0.05, and $0.09 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.14% lower.

See Notes to Financial Statements.

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Asset-Backed Securities	12.2%
Collateralized Mortgage Obligations	11.2
Mortgage-Backed Securities	8.9
U.S. Treasury Obligations	7.6
Communication Services	7.0
Industrials	6.3
Health Care	6.0
Foreign Government Securities	5.8
Financials	5.7
Consumer Discretionary	5.3
Materials	4.9
Repurchase Agreements	4.7
Exchange Traded Fund	4.1
Energy	3.4
Utilities	2.7
Information Technology	2.8
Consumer Staples	1.9
Commercial Mortgage-Backed Securities	1.7
Municipal Bonds	1.2
Real Estate	1.1
Cash and Other	(4.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,066.53	$4.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.32	4.52

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.90%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (12.2%)
American Express Credit Account Master Trust,
Series 2017-2 A 2.844%, 9/16/24 (l)		$180,000	$180,925
AMMC CLO 15 Ltd., Series 2014-15A ARR 3.857%, 1/15/32 (l)§		300,000	298,737
Series 2014-15A BRR 4.397%, 1/15/32 (l)§		250,000	247,452
Antares CLO Ltd., Series 2018-1A B 4.241%, 4/20/31 (l)§		345,000	344,992
ARES CLO, Series 2018-50A B 4.478%, 1/15/32 (l)§		400,000	397,026
ARES LII CLO Ltd., Series 2019-52A A2 4.259%, 4/22/31 (l)§		250,000	249,992
Atrium XV, Series 15A A1 3.762%, 1/23/31 (l)§		300,000	299,995
Series 15A B 4.341%, 1/23/31 (l)§		300,000	298,318
Series 15A D 5.591%, 1/23/31 (l)§		250,000	244,038
Betony CLO 2 Ltd., Series 2018-1A A1 3.663%, 4/30/31 (l)§		500,000	495,254
BlueMountain Fuji US CLO II Ltd., Series 2017-2A A1A 3.791%, 10/20/30 (l)§		345,000	345,070
Burnham Park CLO Ltd., Series 2016-1A BR 4.092%, 10/20/29 (l)§		250,000	248,675
Series 2016-1A CR 4.741%, 10/20/29 (l)§		250,000	248,709
Series 2016-1A DR 5.442%, 10/20/29 (l)§		300,000	292,965
Buttermilk Park CLO Ltd., Series 2018-1A C 4.697%, 10/15/31 (l)§		334,000	328,424
Capital One Multi-Asset Execution Trust,
Series 2016-A2 A2 3.024%, 2/15/24 (l)		765,000	771,039
Series 2016-A7 A7 2.904%, 9/16/24 (l)		90,000	90,548
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-2A A1R 3.362%, 4/27/27 (l)§		636,000	634,685
Carlyle GMS Finance MM CLO LLC,
Series 2015-1A A2R 4.797%, 10/15/31 (l)§		287,000	284,852
Carlyle US CLO Ltd., Series 2017-2A A2A 4.291%, 7/20/31 (l)§		300,000	298,414
Catamaran CLO Ltd., Series 2014-2A BR 5.551%, 10/18/26 (l)§		297,000	297,045
Citibank Credit Card Issuance Trust,
Series 2016-A3 A3 2.909%, 12/7/23 (l)		100,000	100,669
Series 2017-A7 A7 2.782%, 8/8/24 (l)		635,000	636,435
CWABS Asset-Backed Certificates Trust,
Series 2005-11 AF4 5.210%, 3/25/34 (l)		171,209	172,049
Discover Card Execution Note Trust,
Series 2017-A7 A7 2.754%, 4/15/25 (l)		110,000	110,070
Dryden 42 Senior Loan Fund, Series 2016-42A CR 4.647%, 7/15/30 (l)§		500,000	491,579
Series 2016-42A DR 5.527%, 7/15/30 (l)§		306,000	297,533
Galaxy XVIII CLO Ltd., Series 2018-28A A2 3.667%, 7/15/31 (l)§		250,000	250,277
Galaxy XXVI CLO Ltd., Series 2018-26A A 3.723%, 11/22/31 (l)§		250,000	249,329
Harbor Park CLO Ltd., Series 2018-1A A2 4.239%, 1/20/31 (l)§		250,000	248,367
Series 2018-1A B1 4.539%, 1/20/31 (l)§		250,000	248,772
Series 2018-1A D 5.739%, 1/20/31 (l)§		250,000	242,976
LCM XVI LP, Series 16A A2R 3.777%, 10/15/31 (l)§		288,889	289,034
Series 16A BR2 4.347%, 10/15/31 (l)§		263,490	261,170
Madison Park Euro Funding XIV DAC,
Series 14A A1N 0.000%, 7/15/32 (l)§	EUR	250,000	284,275
Madison Park Funding XXVI Ltd.,
Series 2017-26A AR 3.782%, 7/29/30 (l)§		$500,000	499,904
Mill City Mortgage Loan Trust, Series 2018-4 A1B 3.500%, 4/25/66 (l)§		360,000	366,380
NZCG Funding Ltd., Series 2015-1A A2R 4.071%, 2/26/31 (l)§		518,000	508,906
Octagon Investment Partners 24 Ltd.,
Series 2015-1A BS 4.529%, 4/21/31 (l)§		292,500	292,491
Octagon Investment Partners 28 Ltd.,
Series 2016-1A A2R 4.031%, 10/24/30 (l)§		300,000	298,073
Series 2016-1A BR 4.381%, 10/24/30 (l)§		250,000	247,465
Octagon Loan Funding Ltd., Series 2014-1A ARR 3.700%, 11/18/31 (l)§		300,000	298,354
Series 2014-1A DRR 5.420%, 11/18/31 (l)§		200,000	192,798

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Voya CLO Ltd., Series 2013-2A A2AR 3.980%, 4/25/31 (l)§	$300,000	$292,308
Series 2016-3A A1R 3.791%, 10/18/31 (l)§	250,000	249,350
Series 2017-2A B 4.947%, 6/7/30 (l)§	345,000	340,961

Total Asset-Backed Securities		14,366,680

Collateralized Mortgage Obligations (11.2%)
BCAP LLC Trust, Series 2009-RR1 2A2 4.961%, 5/26/35 (l)§	53,070	53,907
BRAVO Residential Funding Trust, Series 2019-1 A1C 3.500%, 3/25/58§	268,408	273,374
CIM Trust, Series 2019-INV1 A1 4.000%, 2/25/49 (l)§	382,334	391,487
Series 2019-INV2 A3 4.000%, 5/25/49 (l)§	567,389	586,326
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2013-DN2 M2 6.654%, 11/25/23 (l)	426,879	461,350
Series 2014-DN2 M3 6.004%, 4/25/24 (l)	300,000	319,058
Series 2014-DN4 M3 6.954%, 10/25/24 (l)	234,497	252,351
Series 2015-DNA3 M3 7.104%, 4/25/28 (l)	431,000	479,038
Series 2015-HQA1 M3 7.104%, 3/25/28 (l)	435,000	471,047
Series 2016-DNA2 M3 7.054%, 10/25/28 (l)	397,000	428,650
Series 2017-DNA1 M2 5.654%, 7/25/29 (l)	290,000	306,518
Series 2017-DNA2 M2 5.854%, 10/25/29 (l)	290,000	310,087
Series 2017-DNA3 M2 4.904%, 3/25/30 (l)	870,000	889,515
Series 2017-HQA1 M2 5.954%, 8/25/29 (l)	250,000	266,754
FNMA, Series 2013-C01 M2 7.654%, 10/25/23 (l)	546,036	606,611
Series 2014-C01 M2 6.804%, 1/25/24 (l)	617,000	674,432
Series 2014-C02 1M2 5.004%, 5/25/24 (l)	334,774	345,998
Series 2014-C02 2M2 5.004%, 5/25/24 (l)	688,830	705,348
Series 2014-C03 1M2 5.404%, 7/25/24 (l)	537,479	563,592
Series 2014-C03 2M2 5.304%, 7/25/24 (l)	434,343	452,848
Series 2015-C01 1M2 6.704%, 2/25/25 (l)	148,360	158,687
Series 2015-C01 2M2 6.954%, 2/25/25 (l)	205,545	216,273
Series 2015-C02 1M2 6.404%, 5/25/25 (l)	496,962	529,518
Series 2015-C02 2M2 6.404%, 5/25/25 (l)	238,832	248,427
Series 2015-C03 1M2 7.404%, 7/25/25 (l)	725,324	793,533
Series 2015-C03 2M2 7.404%, 7/25/25 (l)	350,592	374,797
Series 2016-C02 1M2 8.404%, 9/25/28 (l)	341,400	377,312
Series 2017-C01 1M2 5.954%, 7/25/29 (l)	442,000	467,842
Series 2017-C03 1M2 5.404%, 10/25/29 (l)	680,000	709,691
Series 2017-C05 1M2 4.604%, 1/25/30 (l)	400,000	403,806
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-W A9 4.855%, 11/25/34 (l)	59,857	62,080

Total Collateralized Mortgage Obligations		13,180,257

Commercial Mortgage-Backed Securities (1.7%)
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 A3 3.441%, 9/15/48	201,000	210,313
Series 2015-UBS7 A4 3.705%, 9/15/48	224,000	238,468
Series 2015-UBS7 B 4.506%, 9/15/48 (l)	145,000	156,903
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 C 3.703%, 3/13/35 (l)§	166,000	174,498
Commercial Mortgage Trust, Series 2006-GG7 AJ 5.830%, 7/10/38 (l)	110,000	105,100
Core Industrial Trust, Series 2015-CALW A 3.040%, 2/10/34§	256,000	261,756
CSAIL Commercial Mortgage Trust,
Series 2015-C1 A4 3.505%, 4/15/50	175,000	183,745
Eleven Madison Mortgage Trust, Series 2015-11MD A 3.673%, 9/10/35 (l)§	259,000	274,186
GS Mortgage Securities Trust, Series 2016-GS3 B 3.395%, 10/10/49 (l)	172,000	175,266
Series 2017-GS6 B 3.869%, 5/10/50	166,000	173,445

Total Commercial Mortgage-Backed Securities		1,953,680

Corporate Bonds (35.0%)
Communication Services (5.0%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc. 2.950%, 7/15/26	279,000	275,645
CCO Holdings LLC 5.250%, 9/30/22	211,000	214,186
5.375%, 5/1/25§	172,000	178,532

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Verizon Communications, Inc. 5.150%, 9/15/23		$383,000	$427,796

			1,096,159

Entertainment (0.4%)
Netflix, Inc. 5.875%, 2/15/25		400,000	440,500

Media (2.8%)
AMC Networks, Inc. 5.000%, 4/1/24		383,000	393,054
Clear Channel Communications International, Inc.
9.000%, 3/1/21 (r)		115,000	—
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24§		100,000	108,500
Series B 6.500%, 11/15/22		191,000	194,820
CSC Holdings LLC 5.500%, 5/15/26§		422,000	442,024
DISH DBS Corp. 6.750%, 6/1/21		95,000	99,631
5.875%, 7/15/22		57,000	57,784
5.875%, 11/15/24		230,000	216,200
iHeartCommunications, Inc. 9.000%, 9/15/22 (r)		76,000	—
6.375%, 5/1/26		11,382	12,079
8.375%, 5/1/27		20,630	21,533
Nexstar Broadcasting, Inc. 5.625%, 8/1/24§		383,000	396,773
Sirius XM Radio, Inc. 6.000%, 7/15/24§		111,000	113,941
5.375%, 4/15/25§		153,000	157,590
TEGNA, Inc. 5.125%, 7/15/20		95,000	95,119
5.500%, 9/15/24§		95,000	97,375
Unitymedia GmbH 6.125%, 1/15/25§		326,000	339,121
Univision Communications, Inc. 5.125%, 2/15/25§		479,000	455,649
Ziggo BV 4.250%, 1/15/27§	EUR	134,000	161,456

			3,362,649

Wireless Telecommunication Services (0.9%)
Hughes Satellite Systems Corp. 6.625%, 8/1/26		$306,000	320,535
Sprint Communications, Inc. 7.000%, 3/1/20§		153,000	156,825
6.000%, 11/15/22		95,000	98,919
Sprint Corp. 7.875%, 9/15/23		95,000	103,194
Sprint eWireless, Inc. 7.000%, 3/1/20 (h)(r)		153,000	—
T-Mobile USA, Inc. 6.500%, 1/15/24		95,000	98,206
6.375%, 3/1/25		249,000	257,715

			1,035,394

Total Communication Services			5,934,702

Consumer Discretionary (2.8%)
Automobiles (0.2%)
Fiat Chrysler Automobiles NV 5.250%, 4/15/23		230,000	242,367

Hotels, Restaurants & Leisure (1.6%)
1011778 BC ULC 4.250%, 5/15/24§		172,000	173,290
5.000%, 10/15/25§		230,000	231,507
Golden Nugget, Inc. 6.750%, 10/15/24§		268,000	276,040
International Game Technology plc 6.500%, 2/15/25§		249,000	272,032
KFC Holding Co. 5.000%, 6/1/24§		172,000	177,805
5.250%, 6/1/26§		249,000	260,825
Stars Group Holdings BV 7.000%, 7/15/26§		134,000	141,370
Wynn Las Vegas LLC 5.500%, 3/1/25§		330,000	340,412

			1,873,281

Household Durables (0.4%)
KB Home 7.000%, 12/15/21		230,000	246,273
Toll Brothers Finance Corp. 5.625%, 1/15/24 (x)		211,000	226,561

			472,834

Multiline Retail (0.0%)
K2016470219 South Africa Ltd. 3.000%, 12/31/22 PIK (b)§		221,270	1,534

Specialty Retail (0.2%)
Party City Holdings, Inc. 6.625%, 8/1/26 (x)§		115,000	111,526
PetSmart, Inc. 5.875%, 6/1/25§		91,000	88,042

			199,568

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc. 4.875%, 5/15/26§		518,000	535,659

Total Consumer Discretionary			3,325,243

Consumer Staples (1.3%)
Food & Staples Retailing (0.4%)
Walgreens Boots Alliance, Inc. 3.800%, 11/18/24		413,000	429,487

Food Products (0.6%)
Lamb Weston Holdings, Inc. 4.625%, 11/1/24§		115,000	119,169
4.875%, 11/1/26§		268,000	278,385
Post Holdings, Inc. 5.500%, 3/1/25§		191,000	197,265
5.625%, 1/15/28§		95,000	97,612

			692,431

Tobacco (0.3%)
Imperial Brands Finance plc 3.500%, 2/11/23§		402,000	409,289

Total Consumer Staples			1,531,207

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Energy (3.0%)
Energy Equipment & Services (0.2%)
Weatherford International Ltd. 7.750%, 6/15/21 (h)		$153,000	$79,942
8.250%, 6/15/23		191,000	100,753

			180,695

Oil, Gas & Consumable Fuels (2.8%)
Aker BP ASA 4.750%, 6/15/24§		200,000	205,480
California Resources Corp. 8.000%, 12/15/22 (x)§		137,000	103,264
Cheniere Corpus Christi Holdings LLC
7.000%, 6/30/24		153,000	175,965
5.875%, 3/31/25		134,000	149,243
Cheniere Energy Partners LP 5.250%, 10/1/25		230,000	237,475
CNX Resources Corp. 5.875%, 4/15/22		313,000	303,219
Energy Transfer Operating LP 7.500%, 10/15/20		364,000	386,019
5.200%, 2/1/22		191,000	201,530
Energy Transfer Partners LP 5.000%, 10/1/22		95,000	101,103
EnQuest plc 7.000%, 4/15/22 PIK (k)(m)		242,000	196,020
Exxon Mobil Corp. 2.222%, 3/1/21		76,000	76,192
Kinder Morgan, Inc. 3.150%, 1/15/23		287,000	291,954
4.300%, 6/1/25		383,000	407,731
Martin Midstream Partners LP 7.250%, 2/15/21 (x)		383,000	377,255
Sanchez Energy Corp. 6.125%, 1/15/23		57,000	2,422
Sunoco LP 4.875%, 1/15/23		115,000	117,444

			3,332,316

Total Energy			3,513,011

Financials (5.6%)
Banks (2.8%)
Akbank T.A.S. 5.125%, 3/31/25§		200,000	184,750
Bank of America Corp. 3.500%, 4/19/26		420,000	439,189
3.248%, 10/21/27		153,000	156,660
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24 (m)	EUR	300,000	338,252
Citigroup, Inc. 4.050%, 7/30/22		$57,000	59,412
3.300%, 4/27/25		57,000	58,792
5.500%, 9/13/25		95,000	107,367
3.400%, 5/1/26		194,000	200,107
3.200%, 10/21/26		575,000	583,910
JPMorgan Chase & Co. 3.375%, 5/1/23		191,000	196,046
3.875%, 9/10/24		191,000	200,955
3.200%, 6/15/26		287,000	295,171
Wells Fargo & Co. 3.000%, 4/22/26		479,000	484,345

			3,304,956

Capital Markets (1.6%)
Goldman Sachs Group, Inc. (The) 3.500%, 1/23/25		375,000	385,778
3.750%, 2/25/26		287,000	299,521
Israel Electric Corp. Ltd. 4.250%, 8/14/28 (m)		300,000	312,094
Morgan Stanley 3.875%, 1/27/26		605,000	643,186
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)		191,000	198,193

			1,838,772

Consumer Finance (0.8%)
Capital One Financial Corp. 3.200%, 2/5/25		183,000	186,403
Navient Corp. 7.250%, 9/25/23		379,000	403,919
6.125%, 3/25/24		195,000	199,388
Springleaf Finance Corp. 6.625%, 1/15/28		100,000	105,000

			894,710

Diversified Financial Services (0.4%)
Gazprom OAO 3.850%, 2/6/20§		287,000	287,861
Woodside Finance Ltd. 3.700%, 9/15/26§		95,000	96,586
3.700%, 3/15/28§		153,000	153,037

			537,484

Total Financials			6,575,922

Health Care (3.4%)
Health Care Equipment & Supplies (0.1%)
Edwards Lifesciences Corp. 4.300%, 6/15/28		57,000	61,267
Stryker Corp. 3.500%, 3/15/26		95,000	99,132

			160,399

Health Care Providers & Services (1.8%)
Centene Corp. 4.750%, 5/15/22		326,000	332,928
5.375%, 6/1/26§		76,000	79,800
CHS/Community Health Systems, Inc.
6.250%, 3/31/23		95,000	91,437
Community Health Systems, Inc. 6.875%, 2/1/22		66,000	44,550
CVS Health Corp. 4.300%, 3/25/28		100,000	105,388
DaVita, Inc. 5.750%, 8/15/22		191,000	193,149
5.000%, 5/1/25		172,000	169,592
Eagle Holding Co. II LLC 7.625%, 5/15/22 PIK§		134,000	135,340
HCA, Inc. 5.875%, 5/1/23		287,000	312,078

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
MEDNAX, Inc. 6.250%, 1/15/27§	$100,000	$98,375
MPH Acquisition Holdings LLC 7.125%, 6/1/24§	322,000	301,939
Orlando Health Obligated Group 3.777%, 10/1/28	75,000	80,163
Tenet Healthcare Corp. 8.125%, 4/1/22	191,000	200,073

		2,144,812

Life Sciences Tools & Services (0.4%)
Avantor, Inc. 6.000%, 10/1/24§	383,000	406,555

Pharmaceuticals (1.1%)
Allergan Funding SCS 3.800%, 3/15/25	422,000	437,408
Bausch Health Americas, Inc. 8.500%, 1/31/27§	191,000	209,855
Bausch Health Cos., Inc. 6.125%, 4/15/25§	157,000	159,939
Bayer US Finance II LLC 4.375%, 12/15/28§	211,000	222,407
Endo Dac 6.000%, 2/1/25 (e)§	430,000	290,250

		1,319,859

Total Health Care		4,031,625

Industrials (4.4%)
Commercial Services & Supplies (0.7%)
Aramark Services, Inc. 5.000%, 2/1/28§	353,000	362,266
West Corp. 8.500%, 10/15/25§	479,000	420,562

		782,828

Electrical Equipment (0.2%)
Vertiv Group Corp. 9.250%, 10/15/24§	306,000	294,452

Industrial Conglomerates (0.3%)
General Electric Co. 3.375%, 3/11/24	300,000	306,215

Machinery (0.8%)
CNH Industrial NV 3.850%, 11/15/27	134,000	133,019
Tennant Co. 5.625%, 5/1/25	391,000	403,708
Terex Corp. 5.625%, 2/1/25§	383,000	389,702

		926,429

Professional Services (0.4%)
IHS Markit Ltd. 4.000%, 3/1/26§	230,000	236,567
Jaguar Holding Co. II 6.375%, 8/1/23§	230,000	237,475

		474,042

Road & Rail (1.0%)
DAE Funding LLC 4.500%, 8/1/22§	76,000	77,235
5.000%, 8/1/24§	306,000	312,120
Kazakhstan Temir Zholy Finance BV
6.950%, 7/10/42§	300,000	373,050
Park Aerospace Holdings Ltd. 5.250%, 8/15/22§	191,000	201,944
Russian Railways 5.700%, 4/5/22 (m)	200,000	210,500

		1,174,849

Trading Companies & Distributors (1.0%)
Aircastle Ltd. 4.125%, 5/1/24	383,000	394,243
Beacon Roofing Supply, Inc. 4.875%, 11/1/25 (x)§	306,000	302,940
Herc Holdings, Inc. 5.500%, 7/15/27§	100,000	100,625
United Rentals North America, Inc. 5.875%, 9/15/26	306,000	325,507
6.500%, 12/15/26	100,000	108,000

		1,231,315

Total Industrials		5,190,130

Information Technology (0.8%)
Communications Equipment (0.3%)
CommScope Technologies LLC 6.000%, 6/15/25§	76,000	70,979
5.000%, 3/15/27§	326,000	283,620

		354,599

IT Services (0.1%)
Fiserv, Inc. 3.850%, 6/1/25	115,000	121,808

Software (0.4%)
Symantec Corp. 5.000%, 4/15/25§	422,000	432,576

Total Information Technology		908,983

Materials (4.9%)
Chemicals (0.7%)
INVISTA Finance LLC 4.250%, 10/15/19§	364,000	366,201
LYB International Finance BV 4.000%, 7/15/23	402,000	423,136

		789,337

Construction Materials (0.2%)
Cemex SAB de CV 5.700%, 1/11/25§	287,000	298,179

Containers & Packaging (1.4%)
BWAY Holding Co. 7.250%, 4/15/25§	372,000	358,980
Crown Americas LLC 4.750%, 2/1/26	134,000	137,685
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	268,000	274,700
5.875%, 8/15/23§	134,000	144,693
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	100,927	101,053
5.125%, 7/15/23§	134,000	136,512
7.000%, 7/15/24§	95,000	97,876

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Sealed Air Corp. 4.875%, 12/1/22§		$115,000	$120,462
5.125%, 12/1/24§		191,000	199,834
5.500%, 9/15/25§		76,000	80,370

			1,652,165

Metals & Mining (2.6%)
ArcelorMittal 5.500%, 3/1/21 (e)		345,000	358,369
6.125%, 6/1/25		57,000	64,481
First Quantum Minerals Ltd. 7.250%, 4/1/23§		306,000	297,585
FMG Resources August 2006 Pty. Ltd.
5.125%, 3/15/23§		76,000	78,470
5.125%, 5/15/24§		253,000	262,487
Freeport-McMoRan, Inc. 4.550%, 11/14/24		383,000	391,043
Glencore Funding LLC 4.125%, 5/30/23§		115,000	119,294
New Gold, Inc. 6.375%, 5/15/25§		334,000	276,385
Northwest Acquisitions ULC 7.125%, 11/1/22§		276,000	189,750
Novelis Corp. 5.875%, 9/30/26§		341,000	345,689
Steel Dynamics, Inc. 5.125%, 10/1/21		191,000	192,274
5.500%, 10/1/24		191,000	197,924
SunCoke Energy Partners LP 7.500%, 6/15/25§		300,000	292,500

			3,066,251

Total Materials			5,805,932

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT) 3.375%, 10/15/26		460,000	467,241
Equinix, Inc. (REIT) 5.375%, 4/1/23		383,000	391,139
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26		153,000	160,267
5.000%, 10/15/27		211,000	217,330

			1,235,977

Total Real Estate			1,235,977

Utilities (2.7%)
Electric Utilities (1.6%)
Electricite de France SA (USD Swap Semi 10 Year + 3.71%), 5.250%, 1/29/23 (k)(y)§		575,000	585,063
Exelon Corp. 3.950%, 6/15/25		345,000	367,606
Southern Co. (The) 3.250%, 7/1/26		390,000	395,782
State Grid Overseas Investment 2016 Ltd.
3.500%, 5/4/27§		249,000	257,445
Three Gorges Finance I Cayman Islands Ltd.
3.150%, 6/2/26§		249,000	250,478

			1,856,374

Independent Power and Renewable Electricity Producers (0.9%)
Calpine Corp. 5.375%, 1/15/23		249,000	251,268
5.750%, 1/15/25		230,000	227,700
Clearway Energy Operating LLC
5.750%, 10/15/25§		268,000	273,025
Talen Energy Supply LLC 7.250%, 5/15/27§		300,000	307,500

			1,059,493

Multi-Utilities (0.2%)
Dominion Energy, Inc. Series D
2.850%, 8/15/26		211,000	209,194

Total Utilities			3,125,061

Total Corporate Bonds			41,177,793

Foreign Government Securities (5.8%)
Dominican Republic 8.900%, 2/15/23§	DOP	15,100,000	295,090
Export-Import Bank of India 3.875%, 2/1/28§		$345,000	354,272
Federative Republic of Brazil 4.625%, 1/13/28 (x)		400,000	420,000
Gabonese Republic 6.375%, 12/12/24§		400,000	394,500
Iraq Government AID Bond 5.800%, 1/15/28§		400,000	393,750
Republic of Angola 8.250%, 5/9/28§		400,000	428,000
Republic of Argentina 6.875%, 1/26/27		500,000	398,125
Republic of Colombia 9.850%, 6/28/27	COP	955,000,000	372,622
4.500%, 3/15/29		$200,000	218,875
5.000%, 6/15/45		300,000	331,950
Republic of Indonesia 4.350%, 1/8/27§		500,000	533,750
Republic of Kazakhstan 4.875%, 10/14/44§		300,000	345,000
Republic of South Africa 7.000%, 2/28/31	ZAR	5,700,000	346,462
Republic of Uruguay 3.700%, 6/26/37 TIPS	UYU	10,461,855	294,065
Russian Federal Bond 4.875%, 9/16/23§		$400,000	427,200
Ukraine Government Bond 7.375%, 9/25/32§		300,000	295,125
0.000%, 5/31/40 (e)§		174,000	124,682
United Mexican States
6.500%, 6/10/21	MXN	6,900,000	353,157
4.150%, 3/28/27		$500,000	525,000

Total Foreign Government Securities			6,851,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Loan Participations (11.9%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.4%)
Securus Technologies Holdings, Inc.
(ICE LIBOR USD 3 Month + 4.50%), 6.830%, 11/1/24 (k)	$471,661	$439,823

Entertainment (0.4%)
Mission Broadcasting, Inc. (ICE LIBOR USD 1 Month + 2.25%), 4.690%, 1/17/24 (k)	51,457	51,103
Sinclair Television Group, Inc.
(ICE LIBOR USD 1 Month + 2.25%), 4.660%, 1/3/24 (k)	396,947	391,985

		443,088

Interactive Media & Services (0.3%)
Legalzoom.Com, Inc. (ICE LIBOR USD 1 Month + 4.50%), 6.902%, 11/21/24 (k)	373,125	373,591

Media (0.8%)
Cablevision CSC Holdings LLC (ICE LIBOR USD 1 Month + 2.25%), 4.644%, 7/17/25 (k)	373,096	366,684
Gray Television, Inc. (ICE LIBOR USD 1 Month + 2.50%), 4.931%, 1/2/26 (k)	348,250	347,442
iHeartCommunications, Inc. (ICE LIBOR USD 3 Month + 4.00%), 6.579%, 5/1/26 (k)	49,796	49,847
Nexstar Broadcasting, Inc. (ICE LIBOR USD 1 Month + 2.25%), 4.652%, 1/17/24 (k)	257,658	255,887

		1,019,860

Total Communication Services		2,276,362

Consumer Discretionary (2.5%)
Auto Components (0.3%)
TI Group Automotive Systems LLC (ICE LIBOR USD 1 Month + 2.50%), 4.902%, 6/30/22 (k)	351,202	347,471

Automobiles (0.2%)
Caliber Collision Centers, Inc. (ICE LIBOR USD 1 Month + 3.50%), 5.919%, 2/5/26 (k)	53,463	53,446
Thor Industries, Inc. (ICE LIBOR USD 1 Month + 3.75%), 6.250%, 11/3/25 (k)	248,280	244,142

		297,588

Autto Components (0.2%)
Adient US LLC (ICE LIBOR USD 6 Month + 4.25%), 6.815%, 4/25/24 (k)	220,000	214,317

Diversified Consumer Services (0.2%)
JBS USA LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.902%, 5/1/26 (k)	210,259	209,704

Hotels, Restaurants & Leisure (0.9%)
24 Hour Fitness Worldwide, Inc. (ICE LIBOR USD 1 Month + 3.50%), 5.902%, 5/30/25 (k)	372,180	370,506
Aristocrat Leisure Ltd. (ICE LIBOR USD 3 Month + 1.75%), 4.342%, 10/19/24 (k)	357,074	353,758
Boyd Gaming Corp. (ICE LIBOR USD 3 Month + 2.25%), 4.622%, 9/15/23 (k)	356,677	354,581

		1,078,845

Specialty Retail (0.7%)
Burlington Coat Factory Warehouse Corp. Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.400%, 11/17/24 (k)	375,000	375,625
Jo-Ann Stores LLC (ICE LIBOR USD 3 Month + 5.00%), 7.592%, 10/20/23 (k)	364,832	321,052
Petco Animal Supplies, Inc. (ICE LIBOR USD 3 Month + 3.25%), 5.833%, 1/26/23 (k)	148,846	115,356

		812,033

Total Consumer Discretionary		2,959,958

Consumer Staples (0.6%)
Food Products (0.3%)
Post Holdings, Inc. (ICE LIBOR USD 1 Month + 2.00%), 4.404%, 5/24/24 (k)	375,000	372,924

Personal Products (0.3%)
Nutraceutical International Corp. (ICE LIBOR USD 1 Month + 3.25%), 5.652%, 12/31/00 (k)	373,111	365,182

Total Consumer Staples		738,106

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Oxbow Carbon LLC, Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.152%, 1/4/23 (k)	360,390	360,840

Total Energy		360,840

Financials (0.1%)
Capital Markets (0.1%)
Russell Invest Management LLC Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.652%, 6/1/23 (k)	139,640	138,215

Total Financials		138,215

Health Care (2.6%)
Biotechnology (0.2%)
Horizon Pharma, Inc. (ICE LIBOR USD 6 Month + 2.50%), 4.938%, 12/31/00 (k)	237,474	237,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Providers & Services (1.3%)
Air Medical Group Holdings, Inc. (ICE LIBOR USD 1 Month + 4.25%), 6.652%, 3/14/25 (k)	$372,166	$348,507
Civitas Solutions, Inc. (ICE LIBOR USD 1 Month + 4.25%), 6.660%, 2/5/26 (k)	374,117	375,676
DaVita Healthcare Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.135%, 6/24/21 (k)	372,063	371,482
National Veterinary Associates, Inc. (ICE LIBOR USD 1 Month + 2.75%), 5.152%, 2/2/25 (k)	372,188	371,567

		1,467,232

Pharmaceuticals (1.1%)
Bausch Health Americas, Inc. (ICE LIBOR USD 1 Month + 2.75%), 5.162%, 11/14/25 (k)	271,875	270,176
Bausch Health Cos., Inc. (ICE LIBOR USD 1 Month + 3.00%), 5.412%, 6/2/25 (k)	325,662	325,371
Endo Pharmaceuticals, Inc. (ICE LIBOR USD 1 Month + 4.25%), 6.688%, 4/29/24 (k)	373,096	349,079
Grifols Worldwide Operations Ltd. (ICE LIBOR USD 3 Month + 2.25%), 4.635%, 1/31/25 (k)	372,145	370,876

		1,315,502

Total Health Care		3,019,911

Industrials (1.9%)
Airlines (0.3%)
Air Canada (ICE LIBOR USD 1 Month + 2.00%), 4.402%, 10/6/23 (k)	281,250	280,547
Allegiant Travel Co., Term Loan (ICE LIBOR USD 6 Month + 4.50%), 7.065%, 2/5/24 (k)	77,569	77,375

		357,922

Commercial Services & Supplies (0.4%)
KAR Auction Services, Inc. (ICE LIBOR USD 3 Month + 2.50%), 4.875%, 3/9/23 (k)	97,890	97,615
Kingpin Intermediate Holdings LLC
(ICE LIBOR USD 1 Month + 3.50%), 5.900%, 7/3/24 (k)	372,188	371,722

		469,337

Machinery (0.9%)
Allison Transmission, Inc. (ICE LIBOR USD 6 Month + 2.00%), 4.475%, 3/29/26 (k)	235,146	235,635
Harsco Corp. (ICE LIBOR USD 1 Month + 2.25%), 4.688%, 12/6/24 (k)	372,180	372,025
Navistar, Inc. (ICE LIBOR USD 1 Month + 3.50%), 5.910%, 11/6/24 (k)	374,053	373,118

		980,778

Road & Rail (0.3%)
Avis Budget Group, Inc. (ICE LIBOR USD 1 Month + 2.00%), 4.410%, 12/13/25 (k)	372,166	370,771

Total Industrials		2,178,808

Information Technology (2.0%)
Communications Equipment (0.6%)
CommScope, Inc. (ICE LIBOR USD 1 Month + 3.25%), 5.652%, 4/6/26 (k)	375,000	374,063
Global Tel Link Corp. 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 6.652%, 12/31/00 (k)	373,125	358,666

		732,729

IT Services (0.5%)
Asurion Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.902%, 8/4/25 (k)	225,000	227,907
Go Daddy Operating Co. LLC Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.402%, 2/15/24 (k)	280,819	280,819

		508,726

Semiconductors & Semiconductor Equipment (0.4%)
MKS Instruments, Inc. (ICE LIBOR USD 1 Month + 2.25%), 4.652%, 12/31/00 (k)	99,742	99,742
ON Semiconductor Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 4.152%, 3/31/23 (k)	375,000	369,479

		469,221

Software (0.5%)
TIBCO Software, Inc. (ICE LIBOR USD 1 Month + 3.50%), 5.910%, 12/4/20 (k)	592,137	591,643

Total Information Technology		2,302,319

Total Loan Participations		13,974,519

Mortgage-Backed Securities (8.9%)
FHLMC
3.500%, 12/1/47	454,144	467,643
4.000%, 5/1/48	1,187,282	1,233,899
3.500%, 5/1/49	889,058	910,761
GNMA
4.500%, 5/20/49	887,917	930,059
UMBS
2.500%, 6/1/27	43,574	43,968
3.500%, 11/1/47	791,940	814,972
4.500%, 5/1/48	879,130	936,799
3.500%, 6/1/48	283,876	291,512
3.000%, 9/1/48	734,849	745,750
3.000%, 11/1/48	911,062	923,438
3.000%, 5/1/49	347,056	350,252
3.500%, 6/1/49	692,118	708,570
UMBS, 30 Year, Single Family
3.500%, 7/25/49 TBA	850,000	869,059
4.000%, 7/25/49 TBA	1,180,000	1,219,548

Total Mortgage-Backed Securities		10,446,230

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Municipal Bonds (1.2%)
City of San Jose Redevelopment Agency Senior Taxable Tax Allocation Refunding Bonds,
Series A-T 2017 3.250%, 8/1/29	$100,000	$103,270
New York City Housing Development Corporation Capital Fund Grant Program Revenue Bonds,
Series 2013B1 5.000%, 7/1/33	95,000	104,762
Port Authority Of New York And New Jersey Consolidated Bonds, One Hundred Ninety-First
4.823%, 6/1/45	285,000	313,523
Puerto Rico Electric Power Authority Power Revenue Bonds,
Series 2013A 6.750%, 7/1/36 (h)	660,000	529,650
State Of California Various Purpose General Obligation Refunding Bonds
5.000%, 9/1/29	315,000	387,488

Total Municipal Bonds		1,438,693

U.S. Treasury Obligations (7.6%)
U.S. Treasury Bonds
7.875%, 2/15/21	172,000	188,468
3.000%, 11/15/44	600,000	655,425
3.000%, 11/15/45	259,000	283,419
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS	715,726	728,006
0.125%, 7/15/24 TIPS	2,081,663	2,077,695
0.375%, 7/15/25 TIPS	1,077,610	1,089,245
U.S. Treasury Notes
2.750%, 2/15/24	191,000	199,461
2.750%, 2/15/28	300,000	318,975
2.875%, 8/15/28	600,000	644,794
3.125%, 11/15/28	2,500,000	2,742,148

Total U.S. Treasury Obligations		8,927,636

Total Long-Term Debt Securities (95.5%) (Cost $110,107,241)		112,317,113

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.1%)
Media (0.1%)
Clear Channel Outdoor Holdings, Inc.*	4,912	23,185
iHeartMedia, Inc. (r)*	33	422
iHeartMedia, Inc., Class A (r)*	1,980	25,329

		48,936

Total Communication Services		48,936

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Birch Permian Holdings, Inc. (r)*	9,349	93,490
Halcon Resources Corp. (x)*	18,735	3,312
Midstates Petroleum Co., Inc.*	97	571
Riviera Resources, Inc.*	1,643	20,866
Roan Resources, Inc. (x)*	1,643	2,859

		121,098

Total Energy		121,098

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., Class A*	1,334	25,413

Total Materials		25,413

Total Common Stock (0.2%) (Cost $355,979)		195,447

EXCHANGE TRADED FUND (ETF):
Fixed Income (4.1%)
Invesco Senior Loan ETF (x) (Cost $4,950,304)	215,000	4,871,900

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Halcon Resources Corp., expiring 9/9/20*	1,564	7
Midstates Petroleum Co., Inc., expiring 4/21/20 (r)*	950	—

		7

Total Energy		7

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., expiring 7/25/23*	140	560

Total Materials		560

Total Warrants (0.0%) (Cost $1,114)		567

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.7%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $2,000,433, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $2,040,000. (xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $1,000,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $2,486,641, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $2,536,374. (xx)	$2,486,123	$2,486,123

Total Repurchase Agreements		5,486,123

Total Short-Term Investments (4.7%) (Cost $5,486,123)		5,486,123

Total Investments in Securities (104.5%) (Cost $120,900,761)		122,871,150
Other Assets Less Liabilities (-4.5%)		(5,323,251)

Net Assets (100%)		$117,547,899

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $36,876,425 or 31.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2019, the market value of these securities amounted to $1,534 or 0.0% of net assets.
(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $1,056,866 or 0.9% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $5,350,339. This was collateralized by cash of $5,486,123 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2019.

Glossary:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLO	—	Collateralized Loan Obligation
COP	—	Colombian Peso
DOP	—	Dominican Peso
EUR	—	European Currency Unit
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PIK	—	Payment-in Kind Security
SEK	—	Swedish Krona
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
TRY	—	Turkish Lira
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Angola	0.4%
Argentina	0.3
Australia	0.5
Brazil	0.4
Canada	0.7
Cayman Islands	9.7
China	0.4
Colombia	0.8
Dominican Republic	0.2
France	0.5
Gabon	0.3
Germany	0.5
India	0.3
Indonesia	0.5
Iraq	0.3
Ireland	0.4
Israel	0.3
Kazakhstan	0.6
Luxembourg	0.4
Mexico	1.0
Netherlands	0.1
Norway	0.2
Puerto Rico	0.4
Russia	0.8
South Africa	0.3
Switzerland	0.1
Tunisia	0.3
Turkey	0.2
Ukraine	0.4
United Arab Emirates	0.3
United Kingdom	0.8
United States	81.7
Uruguay	0.2
Zambia	0.2
Cash and Other	(4.5)

100.0%

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	12	9/2019	USD	1,417,875	2,976
U.S. Treasury 10 Year Note	20	9/2019	USD	2,559,375	20,816
U.S. Treasury 10 Year Ultra Note	61	9/2019	USD	8,425,625	164,492

					188,284

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	859,842	AUD	1,200,000	JPMorgan Chase Bank	7/26/2019	16,650
CAD	120,000	USD	89,646	JPMorgan Chase Bank	9/18/2019	2,122
EUR	560,000	USD	636,758	JPMorgan Chase Bank	9/18/2019	4,025
NOK	6,600,000	USD	756,655	JPMorgan Chase Bank	9/18/2019	18,742
SEK	3,000,000	USD	322,523	JPMorgan Chase Bank	9/18/2019	2,372
USD	327,582	SEK	3,000,000	JPMorgan Chase Bank	9/18/2019	2,687
USD	476,304	CNH	3,200,000	JPMorgan Chase Bank**	9/27/2019	10,833
BRL	1,500,000	USD	382,409	JPMorgan Chase Bank**	10/11/2019	4,400
USD	345,339	AUD	480,000	JPMorgan Chase Bank	10/11/2019	7,367
TRY	1,450,000	USD	223,060	JPMorgan Chase Bank	10/18/2019	13,659
IDR	8,100,000,000	USD	553,014	JPMorgan Chase Bank**	12/16/2019	9,458
MXN	750,000	USD	37,992	JPMorgan Chase Bank	12/16/2019	5

Total unrealized appreciation						92,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	130,000	USD	92,372	JPMorgan Chase Bank	7/26/2019	(1,026)
USD	642,669	CAD	850,000	JPMorgan Chase Bank	7/26/2019	(6,791)
USD	338,399	CAD	450,000	JPMorgan Chase Bank	9/18/2019	(5,729)
USD	1,146,448	EUR	1,007,697	JPMorgan Chase Bank	9/18/2019	(6,614)
USD	749,261	SEK	7,100,000	JPMorgan Chase Bank	9/18/2019	(19,658)
CNH	1,700,000	USD	253,305	JPMorgan Chase Bank**	9/27/2019	(6,023)
USD	579,181	CNH	4,000,000	JPMorgan Chase Bank**	9/27/2019	(2,658)
USD	275,636	AUD	400,000	JPMorgan Chase Bank	10/11/2019	(6,008)
USD	330,783	KRW	387,000,000	JPMorgan Chase Bank**	12/16/2019	(6,246)

Total unrealized depreciation						(60,753)

Net unrealized appreciation						31,567

**	Non-deliverable forward.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$14,366,680	$—		$14,366,680
Collateralized Mortgage Obligations	—	13,180,257	—		13,180,257
Commercial Mortgage-Backed Securities	—	1,953,680	—		1,953,680
Common Stocks
Communication Services	23,185	—	25,751		48,936
Energy	27,608	—	93,490		121,098
Materials	25,413	—	—		25,413
Corporate Bonds
Communication Services	—	5,934,702	—	(a)	5,934,702
Consumer Discretionary	—	3,325,243	—		3,325,243
Consumer Staples	—	1,531,207	—		1,531,207
Energy	—	3,513,011	—		3,513,011
Financials	—	6,575,922	—		6,575,922
Health Care	—	4,031,625	—		4,031,625
Industrials	—	5,190,130	—		5,190,130
Information Technology	—	908,983	—		908,983
Materials	—	5,805,932	—		5,805,932
Real Estate	—	1,235,977	—		1,235,977
Utilities	—	3,125,061	—		3,125,061
Exchange Traded Fund	4,871,900	—	—		4,871,900
Foreign Government Securities	—	6,851,625	—		6,851,625
Forward Currency Contracts	—	92,320	—		92,320
Futures	188,284	—	—		188,284

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Loan Participations
Communication Services	$—	$2,276,362	$—		$2,276,362
Consumer Discretionary	—	2,959,958	—		2,959,958
Consumer Staples	—	738,106	—		738,106
Energy	—	360,840	—		360,840
Financials	—	138,215	—		138,215
Health Care	—	3,019,911	—		3,019,911
Industrials	—	2,178,808	—		2,178,808
Information Technology	—	2,302,319	—		2,302,319
Mortgage-Backed Securities	—	10,446,230	—		10,446,230
Municipal Bonds	—	1,438,693	—		1,438,693
Short-Term Investments
Repurchase Agreements	—	5,486,123	—		5,486,123
U.S. Treasury Obligations	—	8,927,636	—		8,927,636
Warrants
Energy	7	—	—	(a)	7
Materials	560	—	—		560

Total Assets	$5,136,957	$117,895,556	$119,241		$123,151,754

Liabilities:
Forward Currency Contracts	$—	$(60,753)	$—		$(60,753)

Total Liabilities	$—	$(60,753)	$—		$(60,753)

Total	$5,136,957	$117,834,803	$119,241		$123,091,001

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$188,284 *
Foreign exchange contracts	Receivables	92,320

Total		$280,604

	Liability Derivatives
Foreign exchange contracts	Payables	$(60,753)

Total		$(60,753)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$89,819	$—	$89,819
Foreign exchange contracts	—	83,027	83,027

Total	$89,819	$83,027	$172,846

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$188,284	$—	$188,284
Foreign exchange contracts	—	(45,439)	(45,439)

Total	$188,284	$(45,439)	$142,845

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $7,749,000 for six months and futures contracts with an average notional balance of approximately $4,511,000 for four months during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
JPMorgan Chase Bank	$92,320	$(60,753)	$(31,567)	$—

Total	$92,320	$(60,753)	$(31,567)	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$60,753	$(60,753)	$—	$—

Total	$60,753	$(60,753)	$—	$—

*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $88,433.
(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$61,403,246
Long-term U.S. government debt securities	6,456,427

$67,859,673

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$56,185,184
Long-term U.S. government debt securities	5,174,855

$61,360,039

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,597,470
Aggregate gross unrealized depreciation	(1,446,646)

Net unrealized appreciation	$2,150,824

Federal income tax cost of investments in securities and derivative instruments, if applicable	$120,940,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $115,414,638)	$117,385,027
Repurchase Agreements (Cost $5,486,123)	5,486,123
Cash	2,549,148
Foreign cash (Cost $646)	656
Dividends, interest and other receivables	882,494
Due from broker for futures variation margin	110,751
Receivable for securities sold	100,388
Unrealized appreciation on forward foreign currency contracts	92,320
Receivable for Portfolio shares sold	32,518
Deferred offering cost	6,952
Securities lending income receivable	5,598
Other assets	1,389

Total assets	126,653,364

LIABILITIES
Payable for return of collateral on securities loaned	5,486,123
Payable for forward settling transactions	2,086,021
Payable for securities purchased	1,053,049
Payable for Portfolio shares redeemed	120,721
Payable for return of cash collateral on forward foreign currency contracts	120,000
Due to Custodian	98,573
Unrealized depreciation on forward foreign currency contracts	60,753
Investment management fees payable	43,710
Distribution fees payable – Class IB	24,020
Administrative fees payable	9,154
Accrued expenses	3,341

Total liabilities	9,105,465

NET ASSETS	$117,547,899

Net assets were comprised of:
Paid in capital	$112,301,271
Total distributable earnings (loss)	5,246,628

Net assets	$117,547,899

Class IB
Net asset value, offering and redemption price per share, $117,547,899 / 10,781,530 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.90

(x)	Includes value of securities on loan of $5,350,339.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$2,498,040
Dividends	154,860
Securities lending (net)	25,683

Total income	2,678,583

EXPENSES
Investment management fees	335,753
Distribution fees – Class IB	142,268
Administrative fees	54,479
Professional fees	20,698
Printing and mailing expenses	12,495
Offering costs	11,139
Custodian fees	6,199
Tax expense	2,016
Trustees’ fees	1,701
Miscellaneous	2,217

Gross expenses	588,965
Less: Waiver from investment manager	(75,086)

Net expenses	513,879

NET INVESTMENT INCOME (LOSS)	2,164,704

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	588,139
Futures contracts	89,819
Forward foreign currency contracts	83,027
Foreign currency transactions	19,946

Net realized gain (loss)	780,931

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,295,773
Futures contracts	188,284
Forward foreign currency contracts	(45,439)
Foreign currency translations	(4,900)

Net change in unrealized appreciation (depreciation)	4,433,718

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,214,649

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,379,353

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,164,704	$804,702
Net realized gain (loss)	780,931	52,586
Net change in unrealized appreciation (depreciation)	4,433,718	(2,257,848)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,379,353	(1,400,560)

Distributions to shareholders:
Class IB	—	(791,075)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 627,822 and 3,900,028 shares, respectively ]	6,691,822	40,617,853
Capital shares sold in-kind (Note 8) [ 0 and 7,202,843 shares, respectively ]	—	75,065,871
Capital shares issued in reinvestment of dividends [ 0 and 76,989 shares, respectively ]	—	791,075
Capital shares repurchased [ (723,136) and (303,016) shares, respectively ]	(7,680,177)	(3,126,263)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(988,355)	113,348,536

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,390,998	111,156,901
NET ASSETS:
Beginning of period	111,156,901	—

End of period	$117,547,899	$111,156,901

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$10.22		$10.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.07
Net realized and unrealized gain (loss)	0.48		(0.20)

Total from investment operations	0.68		(0.13)

Less distributions:
Dividends from net investment income	—		(0.07)

Net asset value, end of period	$10.90		$10.22

Total return (b)	6.65%		(1.22)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,548		$111,157
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90	%(j)	0.88	%(j)
Before waivers (a)(f)	1.03%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.80%		3.69	%(l)
Before waivers (a)(f)	3.67%		3.45	%(l)
Portfolio turnover rate (z)^	54%		22%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.93% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GLOBAL BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
U.S. Treasury Obligations	$102,773,034	36.6%
Foreign Government Securities	75,637,908	26.9
Financials	37,597,593	13.4
Supranational	15,505,630	5.5
Communication Services	6,542,332	2.3
Energy	5,796,616	2.1
Consumer Staples	5,667,979	2.0
Health Care	5,656,107	2.0
Information Technology	4,859,600	1.7
Industrials	3,109,875	1.1
Utilities	3,080,804	1.1
Repurchase Agreements	2,998,610	1.1
U.S. Government Agency Securities	2,881,600	1.0
Consumer Discretionary	2,594,195	0.9
Materials	2,075,481	0.8
Real Estate	1,792,024	0.6
Municipal Bonds	244,673	0.1
Cash and Other	2,209,644	0.8

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,050.80	$4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class IB
Actual	1,000.00	1,051.00	4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	1,052.70	3.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (1.3%)
Australia & New Zealand Banking Group Ltd.
2.300%, 6/1/21		$250,000	$250,264
BHP Billiton Finance USA Ltd. 2.875%, 2/24/22		94,000	95,670
National Australia Bank Ltd. 2.500%, 7/12/26		250,000	246,175
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	1,300,000	1,078,880
Queensland Treasury Corp.
4.750%, 7/21/25 (m)		2,000,000	1,669,278
Rio Tinto Finance USA Ltd. 3.750%, 6/15/25		$150,000	160,792
Westpac Banking Corp. 2.700%, 8/19/26		150,000	149,769

Total Australia			3,650,828

Belgium (0.1%)
Anheuser-Busch Cos. LLC 3.650%, 2/1/26		125,000	131,450
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23		135,000	139,247
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		100,000	113,358

Total Belgium			384,055

Brazil (1.1%)
Embraer Netherlands Finance BV
5.400%, 2/1/27		100,000	110,901
Federative Republic of Brazil 10.000%, 1/1/21	BRL	11,275,000	3,099,667
Vale Overseas Ltd. 4.375%, 1/11/22		$13,000	13,402

Total Brazil			3,223,970

Canada (2.7%)
Alimentation Couche-Tard, Inc. 3.550%, 7/26/27 (m)		600,000	610,560
Bank of Montreal 2.350%, 9/11/22		250,000	249,957
Bank of Nova Scotia (The) 4.500%, 12/16/25		100,000	108,139
Canada Housing Trust No. 1 2.650%, 12/15/28§	CAD	3,000,000	2,444,065
Canadian Government Bond 1.500%, 3/1/20		3,650,000	2,782,716
Cenovus Energy, Inc. 4.250%, 4/15/27 (x)		$100,000	103,553
Enbridge, Inc. 3.500%, 6/10/24		50,000	51,675
3.700%, 7/15/27		100,000	103,644
Export Development Canada 2.625%, 2/21/24		150,000	153,211
Husky Energy, Inc. 4.000%, 4/15/24		50,000	52,452
Hydro-Quebec 8.400%, 1/15/22		75,000	86,571
Nutrien Ltd. 3.150%, 10/1/22		19,000	19,289
Province of Manitoba 2.125%, 5/4/22		100,000	100,467
Province of Ontario 2.250%, 5/18/22		250,000	252,054
Province of Quebec 2.375%, 1/31/22		250,000	252,891
2.625%, 2/13/23		94,000	96,341
Royal Bank of Canada 2.500%, 1/19/21		100,000	100,395
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	114,845
4.875%, 1/15/26		80,000	89,232

Total Canada			7,772,057

Chile (0.1%)
Republic of Chile 3.240%, 2/6/28		200,000	209,687

China (0.4%)
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25		200,000	206,500
Tencent Holdings Ltd. 3.595%, 1/19/28 (m)(x)		900,000	918,452

Total China			1,124,952

Colombia (1.2%)
Ecopetrol SA 4.125%, 1/16/25		100,000	103,500
Republic of Colombia 4.000%, 2/26/24		200,000	209,500
6.000%, 4/28/28	COP	4,500,000,000	1,402,821
7.750%, 9/18/30		4,775,000,000	1,671,495

Total Colombia			3,387,316

Czech Republic (1.2%)
Czech Republic 0.950%, 5/15/30 (m)	CZK	78,000,000	3,269,073

Denmark (3.9%)
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/50	DKK	11,800,000	1,829,120
Nykredit Realkredit A/S 1.500%, 10/1/50 (m)		28,950,000	4,487,292
Realkredit Danmark A/S 1.500%, 10/1/50 (m)		29,150,000	4,518,470

Total Denmark			10,834,882

France (2.2%)
BNP Paribas SA 5.000%, 1/15/21		$131,000	136,208
Danone SA 2.947%, 11/2/26 (m)		780,000	783,240
Electricite de France SA 4.500%, 9/21/28 (m)		500,000	550,122
France Government Bond OAT
0.500%, 5/25/29 (m)	EUR	2,800,000	3,342,947
2.000%, 5/25/48 (m)		785,000	1,148,642
Sanofi 4.000%, 3/29/21		$94,000	96,993
Total Capital International SA
2.700%, 1/25/23		113,000	114,786

Total France			6,172,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Germany (2.4%)
Deutsche Bank AG 3.375%, 5/12/21		$100,000	$100,108
4.100%, 1/13/26 (x)		150,000	149,290
Kreditanstalt fuer Wiederaufbau
2.750%, 9/8/20		564,000	568,371
2.000%, 10/4/22		188,000	188,446
2.375%, 12/29/22		500,000	507,386
2.000%, 5/2/25 (x)		250,000	249,543
2.875%, 4/3/28		1,550,000	1,636,233
0.000%, 4/18/36		3,400,000	2,211,155
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		250,000	256,655
Siemens Financieringsmaatschappij NV
2.350%, 10/15/26§		800,000	779,499

Total Germany			6,646,686

Hungary (1.2%)
Republic of Hungary 6.375%, 3/29/21		250,000	266,792
3.000%, 8/21/30	HUF	892,000,000	3,253,455

Total Hungary			3,520,247

Indonesia (1.2%)
Republic of Indonesia 4.750%, 2/11/29		$200,000	222,000
8.250%, 5/15/29	IDR	18,645,000,000	1,399,959
7.500%, 8/15/32		24,475,000,000	1,691,291

Total Indonesia			3,313,250

Ireland (0.2%)
AerCap Ireland Capital DAC
3.950%, 2/1/22		$200,000	205,629
Ardagh Packaging Finance plc
4.625%, 5/15/23 (m)		275,000	279,125

Total Ireland			484,754

Italy (4.1%)
Republic of Italy 1.450%, 11/15/24 (m)	EUR	3,450,000	3,939,832
3.000%, 8/1/29 (m)		3,050,000	3,760,763
3.850%, 9/1/49 (m)		2,900,000	3,816,334

Total Italy			11,516,929

Japan (0.6%)
Japan Bank for International Cooperation
3.375%, 10/31/23		$200,000	210,196
2.500%, 5/28/25		250,000	252,784
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	201,689
3.677%, 2/22/27		200,000	211,901
Mizuho Financial Group, Inc.
3.170%, 9/11/27		200,000	204,835
Sumitomo Mitsui Financial Group, Inc.
2.784%, 7/12/22		250,000	252,836
3.784%, 3/9/26 (x)		100,000	105,950
3.010%, 10/19/26		150,000	152,043

Total Japan			1,592,234

Mexico (2.3%)
Petroleos Mexicanos 6.375%, 2/4/21 (x)		150,000	154,088
3.500%, 1/30/23		94,000	89,201
4.875%, 1/18/24		100,000	97,745
4.500%, 1/23/26		200,000	183,166
Sigma Alimentos SA de CV 2.625%, 2/7/24 (m)	EUR	200,000	240,994
United Mexican States 4.000%, 10/2/23		$150,000	156,750
4.125%, 1/21/26		200,000	209,550
8.500%, 5/31/29	MXN	97,930,000	5,410,526

Total Mexico			6,542,020

Netherlands (0.4%)
Cooperatieve Rabobank UA 4.625%, 12/1/23		$250,000	266,966
ING Groep NV 4.100%, 10/2/23		200,000	210,939
Shell International Finance BV 3.400%, 8/12/23		50,000	52,222
3.250%, 5/11/25		95,000	99,262
Sigma Holdco BV 5.750%, 5/15/26 (m)	EUR	175,000	187,555
UPCB Finance IV Ltd.
5.375%, 1/15/25 (m)		$300,000	308,250

Total Netherlands			1,125,194

Norway (1.9%)
Equinor ASA 3.700%, 3/1/24 (x)		100,000	106,229
Kingdom of Norway 1.750%, 2/17/27 (m)	NOK	5,750,000	691,554
2.000%, 4/26/28 (m)		39,090,000	4,799,768

Total Norway			5,597,551

Panama (0.1%)
Republic of Panama 3.750%, 3/16/25		$200,000	210,938

Peru (0.8%)
Republic of Peru 6.350%, 8/12/28 (m)	PEN	6,825,000	2,325,186

Philippines (0.0%)
Republic of Philippines 10.625%, 3/16/25		$100,000	143,188

Poland (2.0%)
Republic of Poland 5.000%, 3/23/22		38,000	40,898
4.000%, 1/22/24		100,000	107,478
2.750%, 10/25/29	PLN	19,450,000	5,375,246

Total Poland			5,523,622

Romania (1.1%)
Romania Government Bond 3.250%, 4/29/24	RON	4,625,000	1,067,536
4.850%, 4/22/26		3,600,000	887,078
5.000%, 2/12/29		4,550,000	1,121,935

Total Romania			3,076,549

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Singapore (1.1%)
Republic of Singapore 2.000%, 2/1/24	SGD	2,030,000	$1,511,172
2.625%, 5/1/28		2,150,000	1,665,178

Total Singapore			3,176,350

South Africa (1.2%)
Republic of South Africa 10.500%, 12/21/26	ZAR	27,375,000	2,201,925
8.750%, 2/28/48		17,570,000	1,135,085
Sappi Papier Holding GmbH
3.125%, 4/15/26 (m)	EUR	100,000	116,730

Total South Africa			3,453,740

South Korea (0.9%)
Republic of Korea 2.000%, 3/10/20	KRW	1,485,000,000	1,289,467
2.375%, 3/10/23		1,470,000,000	1,310,984

Total South Korea			2,600,451

Spain (0.3%)
Banco Santander SA 3.500%, 4/11/22		$200,000	205,157
Telefonica Emisiones SA 5.462%, 2/16/21		94,000	98,447
4.103%, 3/8/27		500,000	529,212

Total Spain			832,816

Supranational (5.5%)
African Development Bank 3.000%, 9/20/23		100,000	104,078
Asian Development Bank 6.450%, 8/8/21	INR	31,950,000	463,438
1.750%, 9/13/22		$150,000	149,754
2.625%, 1/30/24		350,000	361,612
2.125%, 3/19/25		100,000	101,176
6.200%, 10/6/26	INR	25,000,000	351,536
European Bank for Reconstruction & Development
6.000%, 5/4/20		35,000,000	503,749
2.125%, 3/7/22		$150,000	151,186
European Investment Bank 1.625%, 6/15/21		100,000	99,590
3.125%, 12/14/23		50,000	52,721
1.875%, 2/10/25		200,000	200,041
2.125%, 4/13/26		150,000	146,897
4.875%, 2/15/36		2,150,000	2,820,736
Inter-American Development Bank
2.500%, 1/18/23		250,000	255,851
2.125%, 1/15/25		250,000	252,720
3.125%, 9/18/28		3,100,000	3,366,393
International Bank for Reconstruction & Development
5.625%, 4/11/21	INR	50,000,000	701,460
2.250%, 6/24/21		$200,000	201,538
2.000%, 1/26/22 (x)		250,000	251,109
2.125%, 2/13/23		131,000	131,935
2.500%, 7/29/25		250,000	258,759
1.875%, 10/27/26		3,300,000	3,280,277
International Finance Corp. 2.875%, 7/31/23		150,000	156,008
6.300%, 11/25/24	INR	79,700,000	1,143,066

Total Supranational			15,505,630

Sweden (0.1%)
Svensk Exportkredit AB 2.875%, 5/22/21		$200,000	203,498

Switzerland (0.3%)
ABB Finance USA, Inc. 2.875%, 5/8/22		94,000	95,505
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		450,000	466,455
Novartis Capital Corp. 3.000%, 11/20/25		150,000	153,997
Selecta Group BV 5.875%, 2/1/24 (m)	EUR	150,000	177,746

Total Switzerland			893,703

United Kingdom (2.9%)
AstraZeneca plc 3.375%, 11/16/25		$100,000	104,260
Barclays Bank plc 5.140%, 10/14/20		131,000	134,981
Barclays plc 3.200%, 8/10/21		200,000	201,398
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)		200,000	203,535
BAT Capital Corp. 3.557%, 8/15/27		75,000	74,711
BP Capital Markets plc 3.062%, 3/17/22		130,000	132,971
CPUK Finance Ltd. 4.250%, 8/28/22(m)	GBP	100,000	127,275
GlaxoSmithKline Capital, Inc. 2.800%, 3/18/23		$94,000	95,725
HSBC Holdings plc 5.100%, 4/5/21		150,000	156,654
4.000%, 3/30/22		100,000	104,030
3.600%, 5/25/23		200,000	208,156
4.375%, 11/23/26		200,000	210,958
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30 (k)		200,000	208,283
Jaguar Land Rover Automotive plc
3.500%, 3/15/20 (m)		200,000	197,000
Lloyds Banking Group plc 3.900%, 3/12/24		200,000	208,245
4.500%, 11/4/24		200,000	208,099
Ocado Group plc 4.000%, 6/15/24 (m)	GBP	100,000	131,140
RAC Bond Co. plc 5.000%, 11/6/22 (m)		200,000	228,649
Reynolds American, Inc. 4.850%, 9/15/23		$150,000	161,044
Royal Bank of Scotland Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25(k)		200,000	206,763
4.800%, 4/5/26		200,000	212,973
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)		200,000	213,019
Santander UK plc 2.375%, 3/16/20		700,000	700,049

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Sky Ltd. 3.750%, 9/16/24 (m)		$700,000	$742,422
Tesco plc 6.125%, 2/24/22	GBP	75,000	106,157
U.K. Treasury Inflation Linked Bonds
1.250%, 7/22/27 (m)		1,225,000	1,615,552
Unilever Capital Corp. 2.000%, 7/28/26		$100,000	95,571
3.500%, 3/22/28		100,000	106,886
Vodafone Group plc 4.125%, 5/30/25		100,000	106,569
4.375%, 5/30/28		725,000	783,491
WPP Finance 2010 3.750%, 9/19/24		50,000	51,551

Total United Kingdom			8,038,117

United States (53.2%)
3M Co. 3.000%, 8/7/25		100,000	102,832
Abbott Laboratories 2.550%, 3/15/22		90,000	91,062
3.400%, 11/30/23		70,000	73,115
AbbVie, Inc. 2.900%, 11/6/22		131,000	131,834
3.600%, 5/14/25		150,000	155,289
Agilent Technologies, Inc. 3.875%, 7/15/23		56,000	58,608
Air Lease Corp. 4.250%, 2/1/24		200,000	210,354
Aircastle Ltd. 5.000%, 4/1/23		50,000	52,792
Allergan Finance LLC 3.250%, 10/1/22		75,000	75,897
Allergan Funding SCS 3.800%, 3/15/25		150,000	155,477
Allstate Corp. (The) 3.150%, 6/15/23		94,000	96,725
Altria Group, Inc. 2.950%, 5/2/23		94,000	95,110
4.000%, 1/31/24		100,000	105,018
4.800%, 2/14/29		50,000	53,909
Amazon.com, Inc. 3.300%, 12/5/21		100,000	103,107
3.150%, 8/22/27		100,000	105,095
American Express Co. 2.650%, 12/2/22		203,000	204,315
American Honda Finance Corp. 2.900%, 2/16/24		150,000	152,898
American International Group, Inc.
4.875%, 6/1/22		150,000	160,337
4.200%, 4/1/28		100,000	106,488
American Tower Corp. (REIT) 5.000%, 2/15/24		100,000	109,913
Ameriprise Financial, Inc. 4.000%, 10/15/23		100,000	106,754
Amgen, Inc. 3.450%, 10/1/20		188,000	190,404
2.700%, 5/1/22		75,000	75,629
3.625%, 5/15/22		56,000	57,919
Anadarko Petroleum Corp. 5.550%, 3/15/26		100,000	112,004
Anthem, Inc. 3.350%, 12/1/24		200,000	207,012
Aon plc 3.875%, 12/15/25		100,000	106,320
Apple, Inc. 2.850%, 5/6/21		250,000	253,620
2.150%, 2/9/22		100,000	100,295
2.850%, 2/23/23		75,000	76,801
3.200%, 5/13/25		75,000	78,451
2.450%, 8/4/26		100,000	99,642
3.350%, 2/9/27		100,000	105,320
2.900%, 9/12/27		150,000	153,138
Applied Materials, Inc. 4.300%, 6/15/21		75,000	78,109
Aptiv Corp. 4.150%, 3/15/24		100,000	105,630
Arizona Public Service Co. 3.150%, 5/15/25		100,000	103,090
AT&T, Inc. 4.600%, 2/15/21		88,000	90,659
3.875%, 8/15/21		113,000	116,398
3.000%, 6/30/22		50,000	50,874
2.625%, 12/1/22		94,000	94,481
3.550%, 6/1/24		150,000	155,905
3.950%, 1/15/25		100,000	105,752
3.400%, 5/15/25		150,000	154,045
4.350%, 3/1/29		50,000	53,831
AutoZone, Inc. 4.000%, 11/15/20		94,000	95,622
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20		100,000	101,887
Baker Hughes a GE Co. LLC 3.337%, 12/15/27		60,000	60,419
Bank of America Corp. 2.625%, 10/19/20		150,000	150,495
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23 (k)		583,000	593,693
4.125%, 1/22/24		100,000	106,857
4.200%, 8/26/24		100,000	106,004
4.000%, 1/22/25		100,000	105,044
4.450%, 3/3/26		100,000	107,893
3.500%, 4/19/26		100,000	104,569
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)		100,000	105,933
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)		100,000	102,907
Bank of New York Mellon Corp. (The) 4.150%, 2/1/21		113,000	116,237
3.000%, 2/24/25		65,000	66,726
3.850%, 4/28/28 (x)		150,000	163,012
BB&T Corp. 2.750%, 4/1/22		250,000	253,011
Becton Dickinson and Co. 3.363%, 6/6/24		150,000	154,468
Berkshire Hathaway Finance Corp. 3.000%, 5/15/22		94,000	96,442
Berkshire Hathaway, Inc. 2.750%, 3/15/23		65,000	66,356
3.125%, 3/15/26		100,000	103,622
Biogen, Inc. 4.050%, 9/15/25		100,000	107,162

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Boston Properties LP (REIT) 5.625%, 11/15/20	$100,000	$103,516
3.650%, 2/1/26	100,000	104,248
Boston Scientific Corp. 3.850%, 5/15/25	50,000	53,311
BP Capital Markets America, Inc. 4.500%, 10/1/20	38,000	39,039
3.245%, 5/6/22	75,000	77,188
3.224%, 4/14/24	675,000	698,152
4.234%, 11/6/28	100,000	110,574
Bristol-Myers Squibb Co. 2.000%, 8/1/22	94,000	93,440
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	100,000	101,583
Broadcom Corp. 3.875%, 1/15/27	200,000	195,648
Broadcom, Inc. 3.625%, 10/15/24§	150,000	150,769
Broadridge Financial Solutions, Inc. 3.400%, 6/27/26	30,000	30,464
Burlington Northern Santa Fe LLC 3.050%, 3/15/22	94,000	95,957
3.750%, 4/1/24	25,000	26,644
Capital One Bank USA NA 3.375%, 2/15/23	300,000	305,177
Capital One Financial Corp. 3.800%, 1/31/28	100,000	103,321
Cardinal Health, Inc. 3.410%, 6/15/27 (x)	75,000	74,882
Caterpillar, Inc. 2.600%, 6/26/22	56,000	56,739
CBS Corp. 2.900%, 1/15/27	100,000	97,013
Celgene Corp. 3.950%, 10/15/20	19,000	19,372
3.875%, 8/15/25	150,000	160,516
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	65,000	66,710
Charles Schwab Corp. (The) 3.200%, 1/25/28	100,000	103,244
Charter Communications Operating LLC
4.908%, 7/23/25	170,000	184,513
Chevron Corp. 3.191%, 6/24/23	75,000	77,939
2.954%, 5/16/26	150,000	154,640
Chubb INA Holdings, Inc. 3.350%, 5/15/24	100,000	105,040
Cigna Corp. 4.125%, 11/15/25§	150,000	159,633
Cigna Holding Co. 4.500%, 3/15/21	94,000	96,554
Cisco Systems, Inc. 2.200%, 2/28/21	50,000	50,037
Citigroup, Inc. 2.650%, 10/26/20	250,000	250,833
4.500%, 1/14/22	100,000	105,123
3.875%, 10/25/23	100,000	105,758
3.750%, 6/16/24	150,000	158,024
3.300%, 4/27/25	65,000	67,044
4.400%, 6/10/25	100,000	106,616
3.200%, 10/21/26	100,000	101,549
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28 (k)	100,000	105,381
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30 (k)	100,000	106,765
Clorox Co. (The) 3.500%, 12/15/24	100,000	105,353
Coca-Cola Co. (The) 3.150%, 11/15/20	169,000	171,364
3.200%, 11/1/23	100,000	104,507
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	46,777
Comcast Corp. 3.375%, 8/15/25	100,000	104,704
3.950%, 10/15/25	100,000	107,976
3.300%, 2/1/27	100,000	104,035
4.150%, 10/15/28	50,000	54,977
Commonwealth Edison Co. 3.400%, 9/1/21	150,000	153,729
2.550%, 6/15/26	100,000	99,448
Commonwealth of Massachusetts, General Obligation Bonds,
Series 2010E 4.200%, 12/1/21	80,000	82,809
Conagra Brands, Inc. 3.200%, 1/25/23	54,000	55,178
4.850%, 11/1/28	50,000	55,304
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	94,000	94,230
ConocoPhillips Co. 4.950%, 3/15/26	100,000	113,640
Constellation Brands, Inc. 4.750%, 12/1/25	100,000	111,217
Corning, Inc. 4.250%, 8/15/20	56,000	57,144
Costco Wholesale Corp. 2.250%, 2/15/22	55,000	55,279
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	100,000	108,090
CSX Corp. 3.350%, 11/1/25	100,000	104,450
CVS Health Corp. 3.875%, 7/20/25	133,000	138,827
2.875%, 6/1/26	150,000	147,136
4.300%, 3/25/28	125,000	131,735
Deere & Co. 2.600%, 6/8/22	38,000	38,428
Dell International LLC 5.450%, 6/15/23§	100,000	107,992
6.020%, 6/15/26§	150,000	165,121
Devon Energy Corp. 4.000%, 7/15/21	113,000	115,962
Discover Financial Services 3.950%, 11/6/24	100,000	105,623
Discovery Communications LLC 4.375%, 6/15/21	38,000	39,339
3.800%, 3/13/24	100,000	103,927
3.900%, 11/15/24	100,000	104,028
Dollar Tree, Inc. 4.200%, 5/15/28	50,000	51,600
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	50,000	51,824
Dow Chemical Co. (The) 4.800%, 11/30/28§	100,000	111,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Corp. 3.950%, 10/15/23	$100,000	$105,676
Duke Energy Indiana LLC 3.750%, 7/15/20	38,000	38,587
Duke Energy Progress LLC 3.450%, 3/15/29	100,000	105,297
DuPont de Nemours, Inc. 4.725%, 11/15/28	100,000	113,021
Eastman Chemical Co. 3.600%, 8/15/22	75,000	77,063
Eaton Corp. 2.750%, 11/2/22	94,000	95,179
eBay, Inc. 3.250%, 10/15/20	38,000	38,351
3.600%, 6/5/27	100,000	102,021
Ecolab, Inc. 4.350%, 12/8/21	77,000	80,740
Emerson Electric Co. 2.625%, 2/15/23	94,000	96,175
Energy Transfer Operating LP 4.650%, 6/1/21	150,000	155,560
4.050%, 3/15/25	100,000	104,205
5.250%, 4/15/29	50,000	55,741
Entergy Corp. 5.125%, 9/15/20	113,000	115,861
2.950%, 9/1/26	150,000	150,365
Enterprise Products Operating LLC 3.350%, 3/15/23	94,000	96,937
3.900%, 2/15/24	50,000	53,083
4.150%, 10/16/28	25,000	27,161
EOG Resources, Inc. 4.100%, 2/1/21	75,000	77,075
EQT Corp. 4.875%, 11/15/21	94,000	98,378
Essex Portfolio LP (REIT) 3.875%, 5/1/24	100,000	105,133
Evergy, Inc. 4.850%, 6/1/21	38,000	39,352
Expedia Group, Inc. 5.950%, 8/15/20	56,000	57,887
3.800%, 2/15/28	100,000	101,739
Express Scripts Holding Co. 3.900%, 2/15/22	94,000	97,219
3.400%, 3/1/27	100,000	101,461
Exxon Mobil Corp. 2.397%, 3/6/22	100,000	100,966
3.176%, 3/15/24	100,000	104,613
FedEx Corp. 2.625%, 8/1/22	19,000	19,097
FFCB 2.850%, 9/20/21	475,000	485,506
FHLB 2.750%, 12/13/24	200,000	208,934
3.125%, 6/13/25	270,000	287,539
FHLMC 2.375%, 1/13/22 (x)	1,329,000	1,348,635
Fidelity National Information Services, Inc.
3.500%, 4/15/23	75,000	77,933
5.000%, 10/15/25	100,000	112,729
Fifth Third Bancorp 2.875%, 7/27/20	150,000	150,678
FirstEnergy Corp. 3.900%, 7/15/27	150,000	157,152
Fiserv, Inc. 4.750%, 6/15/21	56,000	58,505
3.200%, 7/1/26	50,000	51,145
Florida Power & Light Co. 3.250%, 6/1/24	100,000	104,023
Flowserve Corp. 4.000%, 11/15/23	50,000	51,046
FNMA 2.625%, 1/11/22	285,000	291,175
2.625%, 9/6/24 (x)	250,000	259,811
Ford Motor Credit Co. LLC 3.200%, 1/15/21	200,000	201,110
4.389%, 1/8/26	200,000	200,276
Fox Corp. 4.709%, 1/25/29§	50,000	55,698
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	217,000	215,749
General Dynamics Corp. 3.875%, 7/15/21	38,000	39,136
2.250%, 11/15/22	56,000	56,143
General Electric Co. 5.300%, 2/11/21	76,000	78,876
2.700%, 10/9/22	75,000	74,871
3.100%, 1/9/23	75,000	75,733
General Mills, Inc. 4.200%, 4/17/28	75,000	80,976
General Motors Financial Co., Inc. 4.000%, 1/15/25	100,000	101,524
4.300%, 7/13/25	100,000	103,101
5.250%, 3/1/26	50,000	53,449
3.850%, 1/5/28	100,000	97,286
Georgia Power Co. 3.250%, 4/1/26	100,000	101,665
Gilead Sciences, Inc. 4.400%, 12/1/21	113,000	118,565
3.250%, 9/1/22	30,000	30,913
3.650%, 3/1/26	100,000	105,748
GLP Capital LP (REIT) 5.300%, 1/15/29	75,000	80,879
Goldman Sachs Group, Inc. (The) 2.750%, 9/15/20	30,000	30,126
3.625%, 1/22/23	56,000	58,062
3.850%, 7/8/24	150,000	157,281
4.250%, 10/21/25	75,000	79,247
3.750%, 2/25/26	30,000	31,309
3.500%, 11/16/26	150,000	153,516
3.850%, 1/26/27	150,000	157,078
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	100,000	103,248
Halliburton Co. 3.800%, 11/15/25	150,000	156,604
HCA, Inc. 5.250%, 6/15/26	100,000	110,600
HCP, Inc. (REIT) 3.400%, 2/1/25	100,000	102,184
Hewlett Packard Enterprise Co. 4.900%, 10/15/25 (e)	200,000	218,753
Home Depot, Inc. (The) 2.625%, 6/1/22	75,000	76,233
2.125%, 9/15/26	25,000	24,458
Hospitality Properties Trust (REIT) 4.500%, 3/15/25	100,000	100,499

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
HP, Inc. 4.050%, 9/15/22		$100,000	$104,516
Humana, Inc. 3.950%, 3/15/27		100,000	103,842
Illinois Tool Works, Inc. 3.500%, 3/1/24		100,000	105,366
Intel Corp. 3.300%, 10/1/21		94,000	96,549
2.700%, 12/15/22		75,000	76,380
3.150%, 5/11/27 (x)		100,000	103,706
Intercontinental Exchange, Inc. 2.750%, 12/1/20		125,000	125,772
International Business Machines Corp.
2.850%, 5/13/22		150,000	152,544
3.625%, 2/12/24		150,000	158,014
3.500%, 5/15/29		100,000	104,509
International Game Technology plc 6.250%, 2/15/22 (m)		250,000	264,062
International Paper Co. 4.750%, 2/15/22		22,000	23,220
3.650%, 6/15/24		100,000	104,442
Jefferies Financial Group, Inc. 5.500%, 10/18/23		50,000	53,760
Jefferies Group LLC 4.850%, 1/15/27		100,000	102,912
JM Smucker Co. (The) 3.000%, 3/15/22		135,000	136,651
John Deere Capital Corp. 3.050%, 1/6/28		100,000	102,838
Johnson & Johnson 2.450%, 12/5/21		100,000	101,052
2.050%, 3/1/23		25,000	25,036
3.375%, 12/5/23		50,000	52,856
JPMorgan Chase & Co. 4.250%, 10/15/20		376,000	385,072
2.972%, 1/15/23		250,000	253,326
3.200%, 1/25/23		131,000	134,306
3.625%, 5/13/24		100,000	105,209
3.875%, 9/10/24		150,000	157,818
3.125%, 1/23/25		100,000	102,805
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)		100,000	102,726
3.300%, 4/1/26		100,000	103,576
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28 (k)		100,000	105,594
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29 (k)		150,000	155,245
Juniper Networks, Inc. 4.600%, 3/15/21		38,000	39,302
Kellogg Co. 4.000%, 12/15/20		94,000	96,260
Keurig Dr Pepper, Inc. 4.597%, 5/25/28		100,000	109,427
KeyCorp 2.900%, 9/15/20		75,000	75,484
5.100%, 3/24/21		75,000	78,613
Kinder Morgan, Inc. 4.300%, 3/1/28		100,000	106,971
KLA-Tencor Corp. 4.125%, 11/1/21		90,000	93,423
Kraft Heinz Foods Co. 3.500%, 7/15/22		100,000	102,339
4.625%, 1/30/29		50,000	53,664
L3 Technologies, Inc. 4.950%, 2/15/21		56,000	57,923
Laboratory Corp. of America Holdings
3.200%, 2/1/22		50,000	50,790
Lam Research Corp. 3.800%, 3/15/25		30,000	31,710
Lear Corp. 4.250%, 5/15/29		50,000	50,391
LG&E & KU Energy LLC 3.750%, 11/15/20		75,000	76,392
Liberty Property LP (REIT) 4.125%, 6/15/22		56,000	58,533
Life Technologies Corp. 5.000%, 1/15/21		75,000	77,368
Lincoln National Corp. 4.850%, 6/24/21		56,000	58,626
Lockheed Martin Corp. 3.550%, 1/15/26		100,000	106,213
Lowe’s Cos., Inc. 3.375%, 9/15/25		100,000	103,859
LSF10 Wolverine Investments SCA
5.000%, 3/15/24 (m)	EUR	100,000	116,224
LyondellBasell Industries NV 6.000%, 11/15/21		$200,000	214,142
Macy’s Retail Holdings, Inc. 3.625%, 6/1/24 (x)		100,000	98,236
Marathon Oil Corp. 2.800%, 11/1/22		75,000	75,210
Marathon Petroleum Corp. 5.125%, 3/1/21		94,000	98,072
5.125%, 12/15/26		100,000	110,107
Marriott International, Inc. 3.125%, 10/15/21		100,000	101,468
Marsh & McLennan Cos., Inc. 3.500%, 6/3/24		100,000	103,973
McDonald’s Corp. 3.250%, 6/10/24		150,000	156,006
Medco Health Solutions, Inc. 4.125%, 9/15/20		75,000	76,479
Medtronic, Inc. 3.150%, 3/15/22		55,000	56,526
3.500%, 3/15/25		100,000	105,908
Merck & Co., Inc. 2.350%, 2/10/22		30,000	30,256
2.750%, 2/10/25		150,000	153,920
MetLife, Inc. 4.368%, 9/15/23 (e)		150,000	162,210
Microsoft Corp. 3.000%, 10/1/20		56,000	56,636
2.375%, 2/12/22		60,000	60,652
2.650%, 11/3/22		75,000	76,598
2.125%, 11/15/22		100,000	100,435
2.000%, 8/8/23		90,000	89,862
3.300%, 2/6/27		250,000	265,454
Molson Coors Brewing Co. 3.000%, 7/15/26		100,000	98,619
Moody’s Corp. 4.500%, 9/1/22		19,000	20,171
Morgan Stanley 5.750%, 1/25/21		188,000	197,450

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 4/21/21	$100,000	$100,143
3.750%, 2/25/23	56,000	58,446
4.100%, 5/22/23	100,000	105,079
4.000%, 7/23/25	100,000	107,131
3.125%, 7/27/26	100,000	101,737
3.625%, 1/20/27	100,000	104,659
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)	100,000	103,766
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	100,000	105,204
Mosaic Co. (The) 4.250%, 11/15/23	100,000	105,841
Motorola Solutions, Inc. 3.750%, 5/15/22	32,000	32,872
MPLX LP 4.500%, 7/15/23	50,000	53,126
4.875%, 6/1/25	50,000	54,453
MUFG Americas Holdings Corp. 3.000%, 2/10/25	120,000	121,490
Mylan NV 3.950%, 6/15/26	50,000	48,148
National Fuel Gas Co. 3.950%, 9/15/27	100,000	99,233
National Oilwell Varco, Inc. 2.600%, 12/1/22	113,000	112,509
National Retail Properties, Inc. (REIT) 3.900%, 6/15/24	100,000	104,789
National Rural Utilities Cooperative Finance Corp.
3.400%, 2/7/28	100,000	104,694
NBCUniversal Media LLC 4.375%, 4/1/21	150,000	155,621
NetApp, Inc. 3.375%, 6/15/21	100,000	101,263
Newell Brands, Inc. 3.850%, 4/1/23	55,000	55,798
4.200%, 4/1/26	50,000	49,461
Newmont Goldcorp Corp. 3.625%, 6/9/21§	100,000	101,825
3.500%, 3/15/22	94,000	96,493
NextEra Energy Capital Holdings, Inc.
3.500%, 4/1/29	100,000	103,710
Noble Energy, Inc. 4.150%, 12/15/21	94,000	97,002
Northrop Grumman Corp. 3.500%, 3/15/21	19,000	19,348
3.250%, 1/15/28	100,000	103,017
Occidental Petroleum Corp. 2.700%, 2/15/23	94,000	94,686
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	100,000	104,307
Omnicom Group, Inc. 4.450%, 8/15/20	38,000	38,842
3.625%, 5/1/22	19,000	19,584
Oracle Corp. 2.500%, 5/15/22	100,000	101,010
2.500%, 10/15/22	75,000	75,802
2.400%, 9/15/23	100,000	100,592
2.650%, 7/15/26	100,000	100,285
3.250%, 11/15/27	150,000	156,689
Parker-Hannifin Corp. 3.300%, 11/21/24	100,000	103,963
PepsiCo, Inc. 3.000%, 10/15/27	250,000	259,710
Pfizer, Inc. 2.200%, 12/15/21	100,000	100,274
3.000%, 12/15/26	150,000	154,263
Philip Morris International, Inc. 3.600%, 11/15/23	50,000	52,270
3.125%, 3/2/28 (x)	100,000	101,547
Plains All American Pipeline LP 3.850%, 10/15/23	100,000	103,163
PNC Bank NA 2.625%, 2/17/22‡	250,000	251,922
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24‡	150,000	158,722
PPL Capital Funding, Inc. 4.200%, 6/15/22	47,000	49,275
Precision Castparts Corp. 2.500%, 1/15/23	38,000	38,258
Progress Energy, Inc. 4.400%, 1/15/21	94,000	96,799
Progressive Corp. (The) 3.750%, 8/23/21	56,000	57,827
Prudential Financial, Inc. (ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42 (k)	100,000	106,500
Puget Energy, Inc. 3.650%, 5/15/25	50,000	51,009
QUALCOMM, Inc. 3.450%, 5/20/25	100,000	103,692
Raytheon Co. 3.125%, 10/15/20	94,000	95,020
Realty Income Corp. (REIT) 3.250%, 10/15/22	56,000	57,564
Reinsurance Group of America, Inc. 4.700%, 9/15/23	50,000	54,253
Republic Services, Inc. 5.250%, 11/15/21	94,000	100,170
Roper Technologies, Inc. 3.125%, 11/15/22	75,000	76,433
S&P Global, Inc. 3.300%, 8/14/20	35,000	35,342
Sabine Pass Liquefaction LLC 5.875%, 6/30/26	150,000	171,416
San Diego Gas & Electric Co. 3.600%, 9/1/23	100,000	103,828
Santander Holdings USA, Inc. 4.400%, 7/13/27	100,000	104,452
Seagate HDD Cayman 4.750%, 6/1/23	25,000	25,866
4.750%, 1/1/25	50,000	50,367
Sempra Energy 3.400%, 2/1/28	100,000	100,064
Sherwin-Williams Co. (The) 2.750%, 6/1/22	250,000	252,314
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	225,000	226,582
Simon Property Group LP (REIT) 3.300%, 1/15/26	100,000	102,859
SITE Centers Corp. (REIT) 3.625%, 2/1/25	100,000	101,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Southern California Edison Co. 3.875%, 6/1/21	$19,000	$19,295
4.200%, 3/1/29	50,000	53,053
Southwestern Electric Power Co. 4.100%, 9/15/28	25,000	26,982
Stanley Black & Decker, Inc. 2.900%, 11/1/22	56,000	56,929
Starbucks Corp. 3.850%, 10/1/23	50,000	52,883
State of California 5.700%, 11/1/21	100,000	108,624
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	50,000	53,240
State Street Corp. 3.300%, 12/16/24	65,000	67,707
Stryker Corp. 3.500%, 3/15/26	100,000	104,350
Synchrony Financial 3.750%, 8/15/21	50,000	51,069
4.500%, 7/23/25	100,000	104,975
Sysco Corp. 2.600%, 10/1/20	30,000	30,098
3.750%, 10/1/25	100,000	105,839
TD Ameritrade Holding Corp. 2.950%, 4/1/22	100,000	102,128
Textron, Inc. 4.300%, 3/1/24	100,000	106,562
Thermo Fisher Scientific, Inc. 3.600%, 8/15/21	160,000	164,196
Toyota Motor Credit Corp. 3.300%, 1/12/22	94,000	96,570
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	50,000	63,758
TWDC Enterprises 18 Corp. 2.300%, 2/12/21	80,000	80,257
3.750%, 6/1/21	19,000	19,598
3.000%, 2/13/26	100,000	104,002
Tyson Foods, Inc. 4.500%, 6/15/22	75,000	79,509
4.350%, 3/1/29	50,000	54,774
U.S. Treasury Bonds 8.125%, 5/15/21	300,000	334,464
7.125%, 2/15/23	788,000	935,935
7.500%, 11/15/24	500,000	645,055
6.000%, 2/15/26	990,000	1,244,105
6.500%, 11/15/26	150,000	197,270
6.375%, 8/15/27	300,000	399,844
6.125%, 11/15/27	250,000	330,556
5.500%, 8/15/28	300,000	388,092
5.250%, 11/15/28	1,050,000	1,342,441
U.S. Treasury Notes 2.625%, 7/31/20	500,000	503,666
2.625%, 8/15/20	376,000	378,942
1.375%, 8/31/20	400,000	397,534
2.625%, 8/31/20	800,000	806,575
1.375%, 9/30/20	1,500,000	1,490,496
2.000%, 9/30/20	550,000	550,827
2.750%, 9/30/20	1,500,000	1,515,844
1.375%, 10/31/20	500,000	496,803
1.750%, 10/31/20	1,000,000	998,324
2.625%, 11/15/20	1,274,000	1,287,143
1.625%, 11/30/20	1,300,000	1,295,932
2.000%, 11/30/20	800,000	801,725
1.750%, 12/31/20	1,700,000	1,697,808
2.375%, 12/31/20	350,000	352,764
1.375%, 1/31/21	450,000	446,873
2.125%, 1/31/21	1,000,000	1,004,625
2.000%, 2/28/21	1,700,000	1,705,126
2.250%, 3/31/21	3,500,000	3,527,344
2.250%, 4/30/21	1,700,000	1,714,383
3.125%, 5/15/21	946,000	969,221
1.375%, 5/31/21	500,000	496,270
2.000%, 5/31/21	3,000,000	3,012,797
1.125%, 6/30/21	1,000,000	987,766
2.125%, 6/30/21	1,000,000	1,007,187
2.250%, 7/31/21	1,177,600	1,189,321
2.125%, 8/15/21	688,000	693,208
2.000%, 8/31/21	2,250,000	2,261,742
2.000%, 11/15/21	922,000	927,979
1.750%, 11/30/21	800,000	800,269
1.875%, 11/30/21	1,700,000	1,705,326
2.000%, 12/31/21	1,300,000	1,308,856
1.750%, 2/28/22	688,000	688,425
1.875%, 2/28/22	800,000	802,987
1.750%, 3/31/22	600,000	600,366
1.750%, 4/30/22	700,000	700,623
1.875%, 4/30/22	400,000	401,619
1.750%, 5/15/22	364,000	364,259
1.750%, 5/31/22	500,000	500,352
1.750%, 6/30/22	400,000	400,506
2.125%, 6/30/22	900,000	910,659
1.875%, 7/31/22	1,400,000	1,406,267
2.000%, 7/31/22	400,000	403,303
1.625%, 8/15/22	1,003,000	999,858
1.625%, 8/31/22	900,000	897,131
1.875%, 8/31/22	1,000,000	1,004,414
1.750%, 9/30/22	450,000	450,281
1.875%, 10/31/22	700,000	703,391
1.625%, 11/15/22	376,000	374,731
2.000%, 11/30/22	2,000,000	2,018,172
2.125%, 12/31/22	350,000	354,788
1.750%, 1/31/23	900,000	900,612
2.000%, 2/15/23	1,000,000	1,009,461
2.625%, 2/28/23	1,000,000	1,031,594
1.500%, 3/31/23	500,000	495,848
2.500%, 3/31/23	1,200,000	1,233,450
1.750%, 5/15/23	1,700,000	1,701,023
2.750%, 5/31/23	800,000	830,556
1.375%, 6/30/23	500,000	493,090
2.750%, 7/31/23	1,200,000	1,247,634
2.500%, 8/15/23	350,000	360,607
1.375%, 8/31/23	300,000	295,619
2.750%, 8/31/23	600,000	624,230
1.375%, 9/30/23	1,400,000	1,379,011
1.625%, 10/31/23	750,000	746,262
2.875%, 10/31/23	685,500	717,665
2.750%, 11/15/23	1,350,000	1,406,879
2.125%, 11/30/23	400,000	406,372
2.250%, 1/31/24	750,000	766,271
2.750%, 2/15/24	2,450,000	2,558,527
2.125%, 3/31/24	300,000	305,009

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 5/15/24	$2,300,000	$2,379,242
2.000%, 6/30/24	2,550,000	2,577,632
2.375%, 8/15/24	1,750,000	1,801,010
2.250%, 11/15/24	710,000	726,469
2.000%, 2/15/25	1,750,000	1,767,664
2.750%, 2/28/25	300,000	315,169
2.000%, 8/15/25	600,000	605,677
2.250%, 11/15/25	1,150,000	1,177,636
1.625%, 2/15/26	1,400,000	1,379,437
1.625%, 5/15/26	130,000	127,933
1.500%, 8/15/26	900,000	877,141
2.000%, 11/15/26	950,000	957,192
2.250%, 2/15/27	1,750,000	1,793,340
2.375%, 5/15/27	1,200,000	1,240,556
2.250%, 8/15/27	2,050,000	2,099,456
2.250%, 11/15/27	3,000,000	3,071,180
2.750%, 2/15/28	800,000	850,600
2.875%, 5/15/28	1,850,000	1,986,495
2.875%, 8/15/28	1,200,000	1,289,588
3.125%, 11/15/28	400,000	438,744
2.625%, 2/15/29	634,000	668,583
Union Pacific Corp. 3.700%, 3/1/29	100,000	107,376
United Parcel Service, Inc. 3.125%, 1/15/21	75,000	76,020
United Technologies Corp. 3.100%, 6/1/22	56,000	57,259
3.950%, 8/16/25	150,000	161,557
UnitedHealth Group, Inc. 2.875%, 12/15/21	45,000	45,677
3.750%, 7/15/25	100,000	106,707
US Bancorp 3.600%, 9/11/24	150,000	157,393
3.900%, 4/26/28	100,000	109,885
Valero Energy Corp. 4.000%, 4/1/29	100,000	104,309
Ventas Realty LP (REIT) 4.250%, 3/1/22	38,000	39,649
3.750%, 5/1/24	150,000	157,078
Verizon Communications, Inc. 2.946%, 3/15/22	102,000	104,018
3.376%, 2/15/25	398,000	414,872
Viacom, Inc. 3.875%, 12/15/21	75,000	77,048
Virginia Electric & Power Co. 2.950%, 11/15/26	100,000	101,492
Visa, Inc. 2.800%, 12/14/22	175,000	179,256
Voya Financial, Inc. 3.650%, 6/15/26	100,000	102,802
Wabtec Corp. 4.950%, 9/15/28 (e)	75,000	79,857
Walgreen Co. 3.100%, 9/15/22	19,000	19,312
Walgreens Boots Alliance, Inc. 3.300%, 11/18/21	100,000	102,036
3.450%, 6/1/26	150,000	151,707
Walmart, Inc. 3.625%, 7/8/20	113,000	114,794
2.650%, 12/15/24	250,000	255,435
Walt Disney Co. (The) 5.650%, 8/15/20§	56,000	58,160
3.700%, 10/15/25§	100,000	107,004
Wells Fargo & Co. 2.600%, 7/22/20	70,000	70,214
3.500%, 3/8/22	56,000	57,613
3.450%, 2/13/23	94,000	96,512
3.300%, 9/9/24	100,000	103,280
3.550%, 9/29/25	100,000	104,205
3.000%, 4/22/26	150,000	151,674
4.300%, 7/22/27	100,000	107,841
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	100,000	104,194
Welltower, Inc. (REIT) 4.250%, 4/1/26	100,000	106,606
Williams Cos., Inc. (The) 4.125%, 11/15/20	150,000	152,743
4.000%, 9/15/25	100,000	105,624
Wisconsin Electric Power Co. 2.950%, 9/15/21	75,000	75,970
WRKCo, Inc. 4.900%, 3/15/29	100,000	109,517
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	100,000	101,693
Zoetis, Inc. 3.250%, 2/1/23	85,000	86,888

Total United States		149,302,765

Uruguay (0.1%)
Republic of Uruguay 4.500%, 8/14/24	150,000	160,275

Total Long Term Debt Securities (98.1%) (Cost $269,863,484)		275,815,451

SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.1%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $300,065, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $306,000. (xx)	300,000	300,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $47,187, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $48,120. (xx)	47,176	47,176
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $1,000,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,451,736, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,480,771. (xx)	$1,451,434	$1,451,434
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $200,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $204,807. (xx)	200,000	200,000

Total Repurchase Agreements		2,998,610

Total Short-Term Investments (1.1%) (Cost $2,998,610)		2,998,610

Total Investments in Securities (99.2%) (Cost $272,862,094)		278,814,061
Other Assets Less Liabilities (0.8%)		2,209,644

Net Assets (100%)		$281,023,705

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $4,241,621 or 1.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $45,364,237 or 16.1% of net assets.

(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $3,261,700. This was collateralized by $352,816 of various U.S. Government Treasury Securities, ranging from 2.500% - 3.750%, maturing 2/15/20 - 11/15/47 and by cash of $2,998,610 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
DKK	—	Denmark Krone
EUR	—	European Currency Unit
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
HUF	—	Hungary Forint
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
REIT	—	Real Estate Investment Trust
RON	—	Romanian Leu
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
U.S. Treasury Obligations	$102,773,034	36.6%
Foreign Government Securities	75,637,908	26.9
Financials	37,597,593	13.4
Supranational	15,505,630	5.5
Communication Services	6,542,332	2.3
Energy	5,796,616	2.1
Consumer Staples	5,667,979	2.0
Health Care	5,656,107	2.0
Information Technology	4,859,600	1.7
Industrials	3,109,875	1.1
Utilities	3,080,804	1.1
Repurchase Agreements	2,998,610	1.1
U.S. Government Agency Securities	2,881,600	1.0
Consumer Discretionary	2,594,195	0.9
Materials	2,075,481	0.8
Real Estate	1,792,024	0.6
Municipal Bonds	244,673	0.1
Cash and Other	2,209,644	0.8

		100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PNC Bank NA 2.625%, 2/17/22	250,000	243,757	—	(260)	—	8,425	251,922	3,281	—
PNC Financial Services Group, Inc. (The) 3.900%, 4/29/24	150,000	148,404	—	(482)	—	10,800	158,722	2,925	—

Total		392,161	—	(742)	—	19,225	410,644	6,206	—

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
IDR	43,700,000,000	USD	3,045,084	State Street Bank & Trust**	7/16/2019	43,326
NZD	3,755,000	USD	2,465,852	JPMorgan Chase Bank	8/13/2019	59,085
JPY	1,985,000,000	USD	18,278,590	JPMorgan Chase Bank	8/30/2019	215,640
USD	2,214,004	GBP	1,735,000	JPMorgan Chase Bank	9/9/2019	3,554
EUR	4,900,000	USD	5,563,014	JPMorgan Chase Bank	9/17/2019	43,427
JPY	1,600,000,000	USD	14,886,047	JPMorgan Chase Bank	9/18/2019	41,009

Total unrealized appreciation						406,041

USD	3,041,269	IDR	43,700,000,000	State Street Bank & Trust**	7/16/2019	(47,141)
USD	5,265,731	PLN	20,135,000	JPMorgan Chase Bank	7/26/2019	(130,803)
USD	3,059,041	HUF	880,000,000	JPMorgan Chase Bank	8/6/2019	(45,482)
USD	2,473,850	NZD	3,755,000	JPMorgan Chase Bank	8/13/2019	(51,087)
EUR	5,680,585	DKK	42,400,000	JPMorgan Chase Bank	9/17/2019	(3,039)
EUR	2,950,000	USD	3,379,508	JPMorgan Chase Bank	9/17/2019	(4,202)
USD	4,331,450	DKK	28,500,000	JPMorgan Chase Bank	9/17/2019	(39,403)
USD	1,279,407	EUR	1,125,000	JPMorgan Chase Bank	9/17/2019	(7,786)
USD	3,139,476	SGD	4,250,000	JPMorgan Chase Bank	9/26/2019	(5,791)

Total unrealized depreciation						(334,734)

Net unrealized appreciation						71,307

**	Non-deliverable forward.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Long Term Investments
Australia	$—	$3,650,828	$—	$3,650,828
Belgium	—	384,055	—	384,055
Brazil	—	3,223,970	—	3,223,970
Canada	—	7,772,057	—	7,772,057
Chile	—	209,687	—	209,687
China	—	1,124,952	—	1,124,952
Colombia	—	3,387,316	—	3,387,316
Czech Republic	—	3,269,073	—	3,269,073
Denmark	—	10,834,882	—	10,834,882
France	—	6,172,938	—	6,172,938
Germany	—	6,646,686	—	6,646,686
Hungary	—	3,520,247	—	3,520,247
Indonesia	—	3,313,250	—	3,313,250
Ireland	—	484,754	—	484,754
Italy	—	11,516,929	—	11,516,929
Japan	—	1,592,234	—	1,592,234
Mexico	—	6,542,020	—	6,542,020
Netherlands	—	1,125,194	—	1,125,194
Norway	—	5,597,551	—	5,597,551
Panama	—	210,938	—	210,938
Peru	—	2,325,186	—	2,325,186
Philippines	—	143,188	—	143,188
Poland	—	5,523,622	—	5,523,622
Romania	—	3,076,549	—	3,076,549
Singapore	—	3,176,350	—	3,176,350
South Africa	—	3,453,740	—	3,453,740
South Korea	—	2,600,451	—	2,600,451
Spain	—	832,816	—	832,816
Supranational	—	15,505,630	—	15,505,630
Sweden	—	203,498	—	203,498
Switzerland	—	893,703	—	893,703
United Kingdom	—	8,038,117	—	8,038,117
United States	—	149,302,765	—	149,302,765
Uruguay	—	160,275	—	160,275
Forward Currency Contracts	—	406,041	—	406,041
Short-Term Investments
Repurchase Agreements	—	2,998,610	—	2,998,610

Total Assets	$—	$279,220,102	$—	$279,220,102

Liabilities:
Forward Currency Contracts	$—	$(334,734)	$—	$(334,734)

Total Liabilities	$—	$(334,734)	$—	$(334,734)

Total	$—	$278,885,368	$—	$278,885,368

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$406,041

Total		$406,041

	Liability Derivatives
Foreign exchange contracts	Payables	$(334,734)

Total		$(334,734)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,332,409	$1,332,409

Total	$1,332,409	$1,332,409

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(1,529,962)	$(1,529,962)

Total	$(1,529,962)	$(1,529,962)

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $92,746,000 during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$362,715	$(287,593)	$—	$75,122
State Street Bank & Trust	43,326	(43,326)	—	—

Total	$406,041	$(330,919)	$—	$75,122

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$287,593	$(287,593)	$—	$—
State Street Bank & Trust	47,141	(43,326)	—	3,815

Total	$334,734	$(330,919)	$—	$3,815

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$88,267,952
Long-term U.S. government debt securities	21,417,602

$109,685,554

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$93,082,597
Long-term U.S. government debt securities	15,751,466

$108,834,063

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,029,544
Aggregate gross unrealized depreciation	(2,656,214)

Net unrealized appreciation	$4,373,330

Federal income tax cost of investments in securities and derivative instruments, if applicable	$274,512,038

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $406,523)	$410,644
Unaffiliated Issuers (Cost $269,456,961)	275,404,807
Repurchase Agreements (Cost $2,998,610)	2,998,610
Cash	3,321,224
Foreign cash (Cost $14,290)	14,313
Receivable for securities sold	4,288,446
Dividends, interest and other receivables	2,194,787
Unrealized appreciation on forward foreign currency contracts	406,041
Receivable for Portfolio shares sold	24,644
Securities lending income receivable	1,986
Other assets	2,895

Total assets	289,068,397

LIABILITIES
Payable for securities purchased	4,330,852
Payable for return of collateral on securities loaned	2,998,610
Unrealized depreciation on forward foreign currency contracts	334,734
Investment management fees payable	112,379
Payable for Portfolio shares redeemed	96,411
Administrative fees payable	27,993
Distribution fees payable – Class IB	13,814
Distribution fees payable – Class IA	2,473
Accrued expenses	127,426

Total liabilities	8,044,692

NET ASSETS	$281,023,705

Net assets were comprised of:
Paid in capital	$277,065,727
Total distributable earnings (loss)	3,957,978

Net assets	$281,023,705

Class IA
Net asset value, offering and redemption price per share, $12,082,939 / 1,298,547 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.30

Class IB
Net asset value, offering and redemption price per share, $67,823,836 / 7,304,484 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.29

Class K
Net asset value, offering and redemption price per share, $201,116,930 / 21,433,477 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.38

(x)	Includes value of securities on loan of $3,261,700.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest ($6,206 interest income received from affiliates) (net of $26,062 foreign withholding tax)	$4,065,786
Securities lending (net)	12,157

Total income	4,077,943

EXPENSES
Investment management fees	744,567
Administrative fees	167,384
Distribution fees – Class IB	82,201
Custodian fees	47,369
Professional fees	41,006
Printing and mailing expenses	17,767
Distribution fees – Class IA	14,882
Trustees’ fees	4,031
Tax expense	609
Miscellaneous	6,678

Gross expenses	1,126,494
Less: Waiver from investment manager	(80,876)

Net expenses	1,045,618

NET INVESTMENT INCOME (LOSS)	3,032,325

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,666,080)
Forward foreign currency contracts	1,332,409
Foreign currency transactions	(282,885)

Net realized gain (loss)	(616,556)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($19,225 of change in unrealized appreciation (depreciation) from affiliates)	13,160,409
Forward foreign currency contracts	(1,529,962)
Foreign currency translations	2,786

Net change in unrealized appreciation (depreciation)	11,633,233

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,016,677

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,049,002

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,032,325	$6,044,028
Net realized gain (loss)	(616,556)	(3,886,123)
Net change in unrealized appreciation (depreciation)	11,633,233	(6,721,082)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,049,002	(4,563,177)

Distributions to shareholders:
Class IA	—	(158,936)
Class IB	—	(883,077)
Class K	—	(2,990,068)

Total distributions to shareholders	—	(4,032,081)

Tax return of capital:
Class IA	—	(6,044)
Class IB	—	(33,582)
Class K	—	(113,708)

Total	—	(153,334)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 65,146 and 169,251 shares, respectively ]	585,750	1,520,820
Capital shares issued in reinvestment of dividends [ 0 and 18,929 shares, respectively ]	—	164,980
Capital shares repurchased [ (132,384) and (253,115) shares, respectively ]	(1,192,624)	(2,266,433)

Total Class IA transactions	(606,874)	(580,633)

Class IB
Capital shares sold [ 343,136 and 788,240 shares, respectively ]	3,079,115	7,074,512
Capital shares issued in reinvestment of dividends [ 0 and 105,396 shares, respectively ]	—	916,659
Capital shares repurchased [ (579,639) and (1,244,533) shares, respectively ]	(5,190,102)	(11,105,848)

Total Class IB transactions	(2,110,987)	(3,114,677)

Class K
Capital shares sold [ 1,675,414 and 905,936 shares, respectively ]	15,066,109	8,240,438
Capital shares issued in reinvestment of dividends [ 0 and 353,425 shares, respectively ]	—	3,103,776
Capital shares repurchased [ (1,217,212) and (3,161,658) shares, respectively ]	(11,027,270)	(28,456,415)

Total Class K transactions	4,038,839	(17,112,201)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,320,978	(20,807,511)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,369,980	(29,556,103)
NET ASSETS:
Beginning of period	265,653,725	295,209,828

End of period	$281,023,705	$265,653,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.85	$9.12	$8.72	$8.85	$9.22	$9.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.18	0.15	0.14	0.15	0.17
Net realized and unrealized gain (loss)	0.36	(0.33)	0.25	(0.08)	(0.51)	(0.10)

Total from investment operations	0.45	(0.15)	0.40	0.06	(0.36)	0.07

Less distributions:
Dividends from net investment income	—	(0.12)	— #	(0.17)	— #	(0.06)
Distributions from net realized gains	—	—	—	(0.02)	(0.01)	(0.12)
Return of capital	—	— #	—	—	—	—

Total dividends and distributions	—	(0.12)	— #	(0.19)	(0.01)	(0.18)

Net asset value, end of period	$9.30	$8.85	$9.12	$8.72	$8.85	$9.22

Total return (b)	5.08%	(1.60)%	4.63%	0.71%	(3.84)%	0.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,083	$12,088	$13,053	$15,114	$15,670	$19,249
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.95%	0.95%	0.98%	1.00%	1.00%
Before waivers (a)(f)	1.01%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.06%	1.97%	1.70%	1.51%	1.63%	1.84%
Before waivers (a)(f)	2.00%	1.92%	1.64%	1.49%	1.63%	1.84%
Portfolio turnover rate (z)^	41%	45%	44%	44%	71%	71%

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.83	$9.10	$8.70	$8.83	$9.20	$9.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.18	0.15	0.14	0.15	0.17
Net realized and unrealized gain (loss)	0.37	(0.33)	0.25	(0.08)	(0.51)	(0.10)

Total from investment operations	0.46	(0.15)	0.40	0.06	(0.36)	0.07

Less distributions:
Dividends from net investment income	—	(0.12)	— #	(0.17)	— #	(0.06)
Distributions from net realized gains	—	—	—	(0.02)	(0.01)	(0.12)
Return of capital	—	— #	—	—	—	—

Total dividends and distributions	—	(0.12)	— #	(0.19)	(0.01)	(0.18)

Net asset value, end of period	$9.29	$8.83	$9.10	$8.70	$8.83	$9.20

Total return (b)	5.10%	(1.60)%	4.64%	0.70%	(3.85)%	0.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67,824	$66,598	$71,850	$271,048	$76,454	$287,532
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.95%	0.95%	0.98%	1.00%	1.00%
Before waivers (a)(f)	1.01%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.06%	1.97%	1.70%	1.51%	1.63%	1.84%
Before waivers (a)(f)	2.00%	1.92%	1.65%	1.49%	1.63%	1.84%
Portfolio turnover rate (z)^	41%	45%	44%	44%	71%	71%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.91	$9.19	$8.77	$8.90	$9.24	$9.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.20	0.18	0.16	0.17	0.20
Net realized and unrealized gain (loss)	0.37	(0.34)	0.24	(0.07)	(0.50)	(0.10)

Total from investment operations	0.47	(0.14)	0.42	0.09	(0.33)	0.10

Less distributions:
Dividends from net investment income	—	(0.14)	— #	(0.20)	— #	(0.09)
Distributions from net realized gains	—	—	—	(0.02)	(0.01)	(0.12)
Return of capital	—	— #	—	—	—	—

Total dividends and distributions	—	(0.14)	— #	(0.22)	(0.01)	(0.21)

Net asset value, end of period	$9.38	$8.91	$9.19	$8.77	$8.90	$9.24

Total return (b)	5.27%	(1.40)%	4.83%	0.97%	(3.51)%	1.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$201,117	$186,968	$210,307	$220,473	$231,834	$238,899
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%	0.70%	0.70%	0.73%	0.75%	0.75%
Before waivers (a)(f)	0.76%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.31%	2.22%	1.95%	1.76%	1.87%	2.10%
Before waivers (a)(f)	2.25%	2.17%	1.90%	1.74%	1.87%	2.10%
Portfolio turnover rate (z)^	41%	45%	44%	44%	71%	71%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$339,741,585	16.6%
Information Technology	270,445,304	13.2
Consumer Discretionary	213,029,384	10.4
Health Care	210,691,024	10.3
Industrials	206,109,843	10.1
Consumer Staples	175,769,752	8.6
Communication Services	162,136,863	7.9
Energy	81,541,020	4.0
Materials	75,722,205	3.7
Real Estate	52,289,143	2.6
Utilities	44,666,934	2.2
Repurchase Agreements	13,448,435	0.7
Investment Company	5,683,504	0.2
Cash and Other	193,645,701	9.5

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,154.83	$5.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,154.57	5.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,155.50	4.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.1%)
Grupo Financiero Galicia SA (ADR)	34,229	$1,215,129

Australia (2.3%)
AGL Energy Ltd.	28,685	402,967
Alumina Ltd.	112,988	184,823
AMP Ltd.	126,888	188,853
APA Group	50,642	383,975
Aristocrat Leisure Ltd.	24,666	531,971
ASX Ltd.	8,414	486,564
Aurizon Holdings Ltd.	86,208	326,821
AusNet Services	78,401	103,203
Australia & New Zealand Banking Group Ltd.	122,624	2,428,547
Bank of Queensland Ltd.	18,638	124,698
Bendigo & Adelaide Bank Ltd.	19,995	162,554
BHP Group Ltd.	126,438	3,653,600
BHP Group plc	90,651	2,319,713
BlueScope Steel Ltd.	23,279	196,933
Boral Ltd. (x)	48,982	176,066
Brambles Ltd.	68,405	618,546
Caltex Australia Ltd.	10,718	186,233
Challenger Ltd.	24,714	115,207
CIMIC Group Ltd.	4,334	136,221
Coca-Cola Amatil Ltd.	21,916	157,246
Cochlear Ltd.	2,445	355,043
Coles Group Ltd.*	50,518	473,473
Commonwealth Bank of Australia	75,980	4,415,631
Computershare Ltd. (x)	21,194	241,193
Crown Resorts Ltd.	15,224	133,066
CSL Ltd.	19,443	2,934,741
Dexus (REIT)	46,429	423,089
Domino’s Pizza Enterprises Ltd. (x)	2,423	64,028
Flight Centre Travel Group Ltd.	2,751	80,247
Fortescue Metals Group Ltd.	59,468	376,581
Goodman Group (REIT)	71,378	753,167
GPT Group (The) (REIT)	76,560	330,556
Harvey Norman Holdings Ltd. (x)	22,630	64,662
Incitec Pivot Ltd.	67,603	161,841
Insurance Australia Group Ltd.	99,192	575,208
Lendlease Group	24,201	220,874
Macquarie Group Ltd.	13,853	1,219,480
Medibank Pvt Ltd.	118,222	289,662
Mirvac Group (REIT)	156,870	344,709
National Australia Bank Ltd.	119,700	2,245,425
Newcrest Mining Ltd. (x)	32,913	738,255
Oil Search Ltd.	60,068	298,147
Orica Ltd.	16,307	232,058
Origin Energy Ltd.	77,147	395,917
QBE Insurance Group Ltd.	57,028	473,632
Ramsay Health Care Ltd.	6,034	306,021
REA Group Ltd.	2,216	149,414
Rio Tinto Ltd.	15,933	1,160,635
Rio Tinto plc	48,926	3,032,429
Santos Ltd.	76,566	380,572
Scentre Group (REIT)	233,536	629,583
SEEK Ltd.	13,737	204,068
Sonic Healthcare Ltd.	16,946	322,407
South32 Ltd.	216,845	484,111
Stockland (REIT)	105,963	310,212
Suncorp Group Ltd.	56,561	534,875
Sydney Airport	46,082	260,109
Tabcorp Holdings Ltd.	85,875	268,284
Telstra Corp. Ltd.	184,775	499,427
TPG Telecom Ltd.	16,154	73,035
Transurban Group	115,328	1,193,439
Treasury Wine Estates Ltd. (x)	31,707	332,118
Vicinity Centres (REIT)	141,538	243,449
Wesfarmers Ltd.	48,665	1,235,416
Westpac Banking Corp.	147,972	2,946,143
Woodside Petroleum Ltd.	40,180	1,025,656
Woolworths Group Ltd.	54,030	1,260,472
WorleyParsons Ltd.	14,098	145,592

		47,722,893

Austria (0.1%)
ANDRITZ AG (x)	3,041	114,457
Erste Group Bank AG	13,291	493,295
OMV AG	6,321	307,989
Raiffeisen Bank International AG	6,440	151,072
Verbund AG	2,990	156,397
voestalpine AG (x)	4,474	138,224

		1,361,434

Belgium (0.3%)
Ageas	7,842	407,602
Anheuser-Busch InBev SA/NV	32,704	2,894,692
Colruyt SA	2,465	142,951
Groupe Bruxelles Lambert SA	3,426	336,121
KBC Group NV	10,717	702,418
Proximus SADP	6,409	188,897
Solvay SA	3,149	326,204
Telenet Group Holding NV	2,019	112,495
UCB SA	5,503	456,294
Umicore SA (x)	8,461	271,312

		5,838,986

Brazil (1.5%)
Ambev SA (Preference) (q)*	971,014	4,521,343
Atacadao SA*	595,724	3,416,149
B3 SA – Brasil Bolsa Balcao*	412,259	4,029,240
Banco Bradesco SA (Preference) (q)*	269,070	2,650,795
Itau Unibanco Holding SA (Preference) (q)	533,293	5,028,852
Lojas Renner SA	293,109	3,587,579
Petroleo Brasileiro SA*	379,192	2,952,601
Petroleo Brasileiro SA (Preference) (q)	519,050	3,688,817
StoneCo Ltd., Class A (x)*	45,960	1,359,497

		31,234,873

Chile (0.2%)
Antofagasta plc	16,451	194,211
SACI Falabella	511,042	3,337,111

		3,531,322

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
China (4.1%)
Alibaba Group Holding Ltd. (ADR)*	62,561	$10,600,962
Anhui Conch Cement Co. Ltd., Class H	374,000	2,343,574
Baidu, Inc. (ADR)*	9,800	1,150,128
Bank of China Ltd., Class H	12,347,000	5,215,907
BeiGene Ltd. (ADR)*	1,432	177,496
BOC Hong Kong Holdings Ltd.	159,500	627,856
China Construction Bank Corp., Class H	6,577,420	5,666,633
China International Capital Corp. Ltd., Class H (m)(x)	500,800	1,010,357
China Life Insurance Co. Ltd., Class H	1,105,000	2,721,584
China Mengniu Dairy Co. Ltd.*	834,000	3,229,579
China Mobile Ltd.	241,000	2,195,060
China Overseas Land & Investment Ltd.	594,000	2,189,946
China Resources Beer Holdings Co. Ltd.	502,000	2,384,142
China Resources Land Ltd.	336,000	1,479,627
China Unicom Hong Kong Ltd.	1,536,000	1,685,103
CSPC Pharmaceutical Group Ltd.	852,000	1,374,246
JD.com, Inc. (ADR)*	143,865	4,357,671
Kweichow Moutai Co. Ltd., Class A	21,947	3,144,279
New Oriental Education & Technology Group, Inc. (ADR)*	27,694	2,674,687
PetroChina Co. Ltd., Class H	3,008,000	1,659,623
Pinduoduo, Inc. (ADR) (x)*	48,200	994,366
Ping An Insurance Group Co. of China Ltd., Class A	183,596	2,368,627
Ping An Insurance Group Co. of China Ltd., Class H	102,000	1,224,778
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	349,600	687,412
Shenzhou International Group Holdings Ltd.	277,300	3,812,489
Sinopharm Group Co. Ltd., Class H	180,000	633,665
TAL Education Group (ADR)*	38,422	1,463,878
Tencent Holdings Ltd.	318,000	14,353,700
Universal Scientific Industrial Shanghai Co. Ltd., Class A	600,197	1,053,008
Yangzijiang Shipbuilding Holdings Ltd.	100,497	113,644
Yihai International Holding Ltd.*	86,000	446,420

		83,040,447

Colombia (0.0%)
Millicom International Cellular SA (SDR) (x)	2,981	167,731

Denmark (0.5%)
AP Moller – Maersk A/S, Class A	156	181,093
AP Moller – Maersk A/S, Class B	281	348,545
Carlsberg A/S, Class B	4,663	618,167
Chr Hansen Holding A/S	4,392	412,426
Coloplast A/S, Class B	5,215	589,336
Danske Bank A/S	28,841	455,848
Demant A/S*	4,068	126,487
DSV A/S	7,666	752,802
Genmab A/S*	2,760	507,502
H Lundbeck A/S	2,723	107,565
ISS A/S	6,972	210,408
Novo Nordisk A/S, Class B	73,880	3,764,823
Novozymes A/S, Class B	9,467	441,466
Orsted A/S (m)	8,119	702,047
Pandora A/S	4,486	159,576
Tryg A/S	5,020	163,200
Vestas Wind Systems A/S	8,522	736,116

		10,277,407

Egypt (0.1%)
Commercial International Bank Egypt SAE	558,161	2,467,008

Finland (0.3%)
Elisa OYJ	6,040	294,709
Fortum OYJ	20,122	444,687
Kone OYJ, Class B	14,574	860,092
Metso OYJ	4,449	174,787
Neste OYJ	16,716	567,192
Nokia OYJ	245,714	1,219,866
Nokian Renkaat OYJ	5,425	169,394
Nordea Bank Abp	132,116	959,198
Orion OYJ, Class B	4,169	152,789
Sampo OYJ, Class A	19,028	897,925
Stora Enso OYJ, Class R	23,119	271,693
UPM-Kymmene OYJ	23,842	633,578
Wartsila OYJ Abp	19,908	288,740

		6,934,650

France (5.0%)
Accor SA	7,884	338,425
Aeroports de Paris	1,258	222,009
Air Liquide SA	18,432	2,579,008
Airbus SE	118,569	16,809,956
Alstom SA	6,536	303,229
Amundi SA (m)	2,589	180,759
Arkema SA	2,931	272,560
Atos SE	4,145	346,520
AXA SA‡	83,231	2,186,229
BioMerieux	1,953	161,782
BNP Paribas SA	48,278	2,292,769
Bollore SA	36,559	161,296
Bouygues SA	9,879	365,872
Bureau Veritas SA	12,258	302,746
Capgemini SE	6,821	848,136
Carrefour SA (x)	25,315	488,781
Casino Guichard Perrachon SA (x)	2,494	85,078
Cie de Saint-Gobain	21,114	822,899
Cie Generale des Etablissements Michelin SCA	7,333	930,143
CNP Assurances	7,430	168,635
Covivio (REIT)	1,632	170,821
Credit Agricole SA	49,229	590,291

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Danone SA	26,463	$2,241,785
Dassault Aviation SA	103	148,041
Dassault Systemes SE	5,644	900,416
Edenred	10,488	534,996
Eiffage SA	3,365	332,662
Electricite de France SA	26,215	330,434
Engie SA	78,393	1,189,137
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	3,465	451,136
EssilorLuxottica SA (Turquoise Stock Exchange)	8,626	1,125,540
Eurazeo SE	1,724	120,170
Eutelsat Communications SA	7,247	135,475
Faurecia SA (x)	3,201	148,543
Gecina SA (REIT) (x)	1,919	287,164
Getlink SE	18,688	299,414
Hermes International	1,359	980,041
Icade (REIT)	1,280	117,312
Iliad SA	1,231	138,241
Imerys SA	1,613	85,508
Ingenico Group SA	2,612	231,015
Ipsen SA	1,556	212,319
JCDecaux SA	3,295	99,813
Kering SA	16,168	9,561,847
Klepierre SA (REIT)	8,725	292,477
Legrand SA	11,451	837,246
L’Oreal SA	10,823	3,082,861
LVMH Moet Hennessy Louis Vuitton SE	43,101	18,344,497
Natixis SA	40,344	162,352
Orange SA (x)	85,628	1,350,002
Pernod Ricard SA	9,114	1,679,410
Peugeot SA	25,243	622,012
Publicis Groupe SA	9,040	477,272
Remy Cointreau SA	1,009	145,482
Renault SA (x)	8,399	528,047
Safran SA	14,048	2,058,247
Sanofi	48,185	4,159,197
Sartorius Stedim Biotech	1,214	191,467
Schneider Electric SE	23,607	2,141,039
SCOR SE	7,131	312,670
SEB SA	971	174,562
Societe BIC SA	1,232	93,931
Societe Generale SA	109,746	2,772,882
Sodexo SA	3,780	441,859
Suez (x)	14,668	211,656
Teleperformance	2,498	500,492
Thales SA	4,612	569,794
TOTAL SA	102,050	5,717,923
Ubisoft Entertainment SA (x)*	3,440	269,276
Unibail-Rodamco-Westfield (REIT)	5,935	889,140
Valeo SA	10,137	329,666
Veolia Environnement SA	23,062	561,714
Vinci SA	21,825	2,235,037
Vivendi SA	39,245	1,080,383
Wendel SA	1,252	170,695
Worldline SA (m)*	3,610	262,716

		102,964,957

Germany (3.9%)
1&1 Drillisch AG	2,500	83,349
adidas AG	17,036	5,259,399
Allianz SE (Registered)	43,859	10,572,878
Aroundtown SA	33,949	279,720
Axel Springer SE	2,442	172,023
BASF SE	39,422	2,865,326
Bayer AG (Registered)	72,037	4,991,795
Bayerische Motoren Werke AG	14,167	1,048,554
Bayerische Motoren Werke AG (Preference) (q)	62,719	3,893,950
Beiersdorf AG	4,346	521,611
Brenntag AG	6,908	340,204
Carl Zeiss Meditec AG	1,727	170,357
Commerzbank AG	42,974	308,783
Continental AG	4,735	690,358
Covestro AG (m)	7,462	379,366
Daimler AG (Registered)	39,030	2,171,341
Delivery Hero SE (m)*	4,051	183,749
Deutsche Bank AG (Registered)	84,272	649,698
Deutsche Boerse AG	8,155	1,153,567
Deutsche Lufthansa AG (Registered)	9,878	169,270
Deutsche Post AG (Registered)	43,079	1,415,670
Deutsche Telekom AG (Registered)	143,055	2,474,503
Deutsche Wohnen SE	15,260	559,954
E.ON SE	94,473	1,026,018
Evonik Industries AG	7,679	223,621
Fraport AG Frankfurt Airport Services Worldwide	1,739	149,493
Fresenius Medical Care AG & Co. KGaA	9,458	742,504
Fresenius SE & Co. KGaA	17,905	970,754
FUCHS PETROLUB SE (Preference) (q)	2,900	114,031
GEA Group AG	6,937	197,202
Hannover Rueck SE	2,616	422,996
HeidelbergCement AG	6,387	516,811
Henkel AG & Co. KGaA	4,506	413,745
Henkel AG & Co. KGaA (Preference) (q)	7,688	751,989
HOCHTIEF AG	876	106,682
HUGO BOSS AG	2,629	174,882
Infineon Technologies AG	53,638	948,422
Innogy SE	6,099	261,109
KION Group AG	3,009	189,690
Knorr-Bremse AG	2,076	231,341
LANXESS AG	3,805	226,112
Merck KGaA	5,639	589,657
METRO AG	8,456	154,566
MTU Aero Engines AG	2,232	531,712
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,418	1,610,648
Porsche Automobil Holding SE (Preference) (q)	6,630	430,777
Puma SE	3,700	246,756
RWE AG	22,073	543,900
SAP SE	110,363	15,154,626
Sartorius AG (Preference) (q)	1,566	321,060
Siemens AG (Registered)	60,327	7,175,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Siemens Healthineers AG (m)	6,619	$279,307
Symrise AG	5,603	539,256
Telefonica Deutschland Holding AG	31,953	89,272
thyssenkrupp AG	17,368	253,283
TUI AG	19,683	193,072
Uniper SE	8,394	254,178
United Internet AG (Registered)	5,197	171,139
Volkswagen AG	1,393	239,419
Volkswagen AG (Preference) (q)	7,965	1,342,429
Vonovia SE	21,124	1,008,844
Wirecard AG	5,038	848,135
Zalando SE (m)*	4,675	207,428

		80,207,624

Hong Kong (1.1%)
AIA Group Ltd.	518,400	5,590,998
ASM Pacific Technology Ltd.	14,200	145,423
Bank of East Asia Ltd. (The)	54,200	151,602
CK Asset Holdings Ltd.	111,764	874,889
CK Hutchison Holdings Ltd.	115,764	1,141,087
CK Infrastructure Holdings Ltd.	28,000	228,324
CLP Holdings Ltd.	71,500	788,983
Dairy Farm International Holdings Ltd.	14,900	106,535
Hang Lung Properties Ltd.	86,000	204,550
Hang Seng Bank Ltd.	33,400	831,612
Henderson Land Development Co. Ltd.	62,474	344,292
HK Electric Investments & HK Electric Investments Ltd. (m)	100,000	102,410
HKT Trust & HKT Ltd.	158,260	251,216
Hong Kong & China Gas Co. Ltd.	436,233	967,210
Hong Kong Exchanges & Clearing Ltd.	51,028	1,801,595
Hongkong Land Holdings Ltd.	50,000	320,600
Hysan Development Co. Ltd.	28,000	144,629
Jardine Matheson Holdings Ltd.	9,500	594,415
Jardine Strategic Holdings Ltd.	9,500	359,955
Kerry Properties Ltd.	30,500	128,064
Link REIT (REIT)	90,500	1,112,178
Melco Resorts & Entertainment Ltd. (ADR)	8,883	192,939
MTR Corp. Ltd.	66,000	444,410
New World Development Co. Ltd.	271,381	424,527
NWS Holdings Ltd.	62,272	128,024
PCCW Ltd.	209,000	120,664
Power Assets Holdings Ltd.	60,000	431,660
Shangri-La Asia Ltd.	52,166	65,778
Sino Biopharmaceutical Ltd.	1,399,000	1,430,932
Sino Land Co. Ltd.	131,001	219,685
Sun Hung Kai Properties Ltd.	68,500	1,161,879
Swire Pacific Ltd., Class A	21,500	264,219
Swire Properties Ltd.	50,000	201,941
Techtronic Industries Co. Ltd.	59,000	451,656
Vitasoy International Holdings Ltd.	32,000	153,820
WH Group Ltd. (m)	367,000	372,088
Wharf Holdings Ltd. (The)	51,100	135,408
Wharf Real Estate Investment Co. Ltd.	50,100	353,061
Wheelock & Co. Ltd.	34,000	243,737
Yue Yuen Industrial Holdings Ltd.	35,000	95,882

		23,082,877

Hungary (0.3%)
OTP Bank Nyrt.	97,373	3,872,865
Richter Gedeon Nyrt.	119,007	2,192,828

		6,065,693

India (2.0%)
Ashok Leyland Ltd.	1,899,517	2,400,969
Axis Bank Ltd.*	248,017	2,905,134
DLF Ltd.	2,551,792	6,970,271
Eicher Motors Ltd.	6,072	1,683,543
Housing Development Finance Corp. Ltd.	94,578	3,003,505
ICICI Bank Ltd.	383,265	2,426,933
ICICI Bank Ltd. (ADR)	546,366	6,878,748
ICICI Prudential Life Insurance Co. Ltd. (m)	314,034	1,768,126
IndusInd Bank Ltd.	114,080	2,331,098
L&T Finance Holdings Ltd.	593,450	989,979
Larsen & Toubro Ltd.	109,306	2,459,514
Marico Ltd.	232,314	1,247,096
Shree Cement Ltd.	9,974	3,152,956
Tata Consultancy Services Ltd.	82,235	2,653,345

		40,871,217

Indonesia (0.7%)
Astra International Tbk. PT	4,435,400	2,338,965
Bank Central Asia Tbk. PT	2,427,000	5,149,484
Bank Mandiri Persero Tbk. PT	2,188,400	1,243,101
Bank Rakyat Indonesia Persero Tbk. PT	8,365,600	2,581,774
Telekomunikasi Indonesia Persero Tbk. PT	8,796,700	2,577,833
Unilever Indonesia Tbk. PT	387,900	1,235,569

		15,126,726

Ireland (0.2%)
AerCap Holdings NV*	5,213	271,128
AIB Group plc	34,463	140,920
Bank of Ireland Group plc	43,260	226,082
CRH plc	34,823	1,136,045
Flutter Entertainment plc	3,366	253,149
James Hardie Industries plc (CHDI)	18,549	243,518
Kerry Group plc, Class A	6,951	829,918
Kingspan Group plc	6,380	346,484
Smurfit Kappa Group plc	9,923	300,252

		3,747,496

Israel (0.2%)
Azrieli Group Ltd.	2,274	152,288
Bank Hapoalim BM*	49,225	364,967
Bank Leumi Le-Israel BM	63,588	458,985
Check Point Software Technologies Ltd.*	5,345	617,935

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CyberArk Software Ltd.*	1,596	$204,033
Elbit Systems Ltd.	1,188	176,762
Israel Chemicals Ltd.	31,367	164,271
Israel Discount Bank Ltd., Class A	49,960	203,967
Mizrahi Tefahot Bank Ltd. (x)*	5,038	116,139
Nice Ltd.*	2,668	362,656
Teva Pharmaceutical Industries Ltd. (ADR)*	43,098	397,794
Wix.com Ltd.*	1,911	271,553

		3,491,350

Italy (0.6%)
Assicurazioni Generali SpA (x)	47,025	885,498
Atlantia SpA	21,266	554,000
Brunello Cucinelli SpA	21,774	734,358
Davide Campari-Milano SpA	24,928	244,198
Enel SpA	349,088	2,437,260
Eni SpA	109,187	1,813,430
Ferrari NV	5,303	861,090
FinecoBank Banca Fineco SpA	22,215	247,807
Intesa Sanpaolo SpA	638,790	1,367,025
Leonardo SpA	17,395	220,446
Mediobanca Banca di Credito Finanziario SpA	26,651	274,744
Moncler SpA	7,880	336,909
Pirelli & C SpA (m)	17,617	104,128
Poste Italiane SpA (m)	22,324	235,062
Prysmian SpA	10,192	210,346
Recordati SpA	4,306	179,500
Snam SpA (x)	89,336	444,024
Telecom Italia SpA (Aquis Stock Exchange) (x)	277,278	143,805
Telecom Italia SpA (Turquoise Stock Exchange)*	391,517	213,782
Terna Rete Elettrica Nazionale SpA	59,829	380,977
UniCredit SpA	86,058	1,059,395

		12,947,784

Japan (8.8%)
ABC-Mart, Inc.	1,200	78,134
Acom Co. Ltd.	18,300	65,857
Advantest Corp.	8,600	236,507
Aeon Co. Ltd.	26,400	453,243
AEON Financial Service Co. Ltd.	5,400	86,899
Aeon Mall Co. Ltd.	3,980	59,876
AGC, Inc. (x)	8,100	279,854
Air Water, Inc.	6,300	107,751
Aisin Seiki Co. Ltd.	7,100	244,317
Ajinomoto Co., Inc.	18,900	327,461
Alfresa Holdings Corp.	8,100	199,692
Alps Alpine Co. Ltd.	7,900	133,065
Amada Holdings Co. Ltd.	15,000	168,761
ANA Holdings, Inc.	5,300	175,397
Aozora Bank Ltd.	5,300	127,123
Asahi Group Holdings Ltd. (x)	15,500	696,540
Asahi Intecc Co. Ltd.	8,600	211,700
Asahi Kasei Corp.	55,300	589,084
Astellas Pharma, Inc.	81,800	1,164,615
Bandai Namco Holdings, Inc.	8,600	417,178
Bank of Kyoto Ltd. (The)	2,600	100,441
Benesse Holdings, Inc.	2,700	62,808
Bridgestone Corp. (x)	24,500	963,957
Brother Industries Ltd.	9,900	186,862
Calbee, Inc.	3,500	94,402
Canon, Inc. (x)	42,900	1,251,805
Capcom Co. Ltd.	80,500	1,614,256
Casio Computer Co. Ltd.	9,400	116,655
Central Japan Railway Co.	6,200	1,240,978
Chiba Bank Ltd. (The)	26,700	130,262
Chubu Electric Power Co., Inc.	26,300	368,710
Chugai Pharmaceutical Co. Ltd.	9,600	626,852
Chugoku Electric Power Co., Inc. (The)	11,400	143,590
Coca-Cola Bottlers Japan, Inc.	5,400	136,684
Concordia Financial Group Ltd.	48,200	179,272
Credit Saison Co. Ltd.	7,800	91,228
CyberAgent, Inc.	4,500	162,988
Dai Nippon Printing Co. Ltd.	10,400	221,476
Daicel Corp.	10,300	91,522
Daifuku Co. Ltd.	4,300	241,293
Dai-ichi Life Holdings, Inc.	46,300	697,839
Daiichi Sankyo Co. Ltd.	24,300	1,270,051
Daikin Industries Ltd.	10,800	1,408,913
Daito Trust Construction Co. Ltd.	3,200	407,661
Daiwa House Industry Co. Ltd.	24,300	707,938
Daiwa House REIT Investment Corp. (REIT)	70	168,873
Daiwa Securities Group, Inc.	65,600	287,249
Denso Corp.	18,600	782,023
Dentsu, Inc.	9,386	327,333
Disco Corp.	1,200	196,782
East Japan Railway Co.	13,137	1,228,224
Eisai Co. Ltd.	11,100	627,094
Electric Power Development Co. Ltd.	6,700	152,127
FamilyMart UNY Holdings Co. Ltd.	10,800	257,641
FANUC Corp.	25,218	4,661,640
Fast Retailing Co. Ltd. (x)	2,500	1,510,226
Fuji Electric Co. Ltd.	4,600	158,503
FUJIFILM Holdings Corp.	15,500	785,387
Fujitsu Ltd.	8,500	592,237
Fukuoka Financial Group, Inc.	6,000	109,465
GMO Payment Gateway, Inc.	1,800	123,712
Hakuhodo DY Holdings, Inc.	10,000	168,251
Hamamatsu Photonics KK	5,800	225,674
Hankyu Hanshin Holdings, Inc.	9,800	350,860
Hikari Tsushin, Inc.	1,000	217,873
Hino Motors Ltd.	12,300	103,474
Hirose Electric Co. Ltd.	1,449	161,545
Hisamitsu Pharmaceutical Co., Inc.	2,200	86,825
Hitachi Chemical Co. Ltd.	4,500	122,126
Hitachi Construction Machinery Co. Ltd.	4,900	127,346
Hitachi High-Technologies Corp.	2,700	138,738
Hitachi Ltd.	41,540	1,521,509
Hitachi Metals Ltd.	10,000	112,879
Honda Motor Co. Ltd.	70,000	1,808,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hoshizaki Corp.	2,200	$163,651
Hoya Corp.	16,400	1,255,536
Hulic Co. Ltd.	12,300	98,797
Idemitsu Kosan Co. Ltd.	8,439	253,604
IHI Corp.	6,299	151,728
Iida Group Holdings Co. Ltd.	7,400	119,427
Inpex Corp.	45,800	412,610
Isetan Mitsukoshi Holdings Ltd.	15,700	127,272
Isuzu Motors Ltd.	23,300	265,168
ITOCHU Corp.	57,800	1,104,641
J Front Retailing Co. Ltd.	11,100	127,148
Japan Airlines Co. Ltd.	4,688	149,708
Japan Airport Terminal Co. Ltd.	2,200	93,762
Japan Exchange Group, Inc.	22,300	354,103
Japan Post Bank Co. Ltd.	17,900	181,632
Japan Post Holdings Co. Ltd.	68,200	771,729
Japan Prime Realty Investment Corp. (REIT)	32	138,608
Japan Real Estate Investment Corp. (REIT)	56	340,732
Japan Retail Fund Investment Corp. (REIT)	110	222,418
Japan Tobacco, Inc.	49,000	1,081,440
JFE Holdings, Inc.	22,500	330,253
JGC Corp.	9,200	126,120
JSR Corp.	7,700	121,483
JTEKT Corp.	8,600	104,175
JXTG Holdings, Inc.	138,033	684,180
Kajima Corp.	19,000	260,465
Kakaku.com, Inc.	5,800	111,895
Kamigumi Co. Ltd.	5,000	118,258
Kaneka Corp.	2,400	90,154
Kansai Electric Power Co., Inc. (The)	30,600	350,375
Kansai Paint Co. Ltd.	7,300	152,954
Kao Corp. (x)	21,000	1,599,128
Kawasaki Heavy Industries Ltd.	6,200	145,662
KDDI Corp.	76,100	1,936,469
Keihan Holdings Co. Ltd.	4,000	174,187
Keikyu Corp.	9,499	163,434
Keio Corp.	4,400	289,347
Keisei Electric Railway Co. Ltd.	5,399	196,550
Keyence Corp.	13,236	8,118,506
Kikkoman Corp.	6,500	282,753
Kintetsu Group Holdings Co. Ltd.	7,400	354,162
Kirin Holdings Co. Ltd.	35,300	760,743
Kobayashi Pharmaceutical Co. Ltd.	2,200	157,325
Kobe Steel Ltd.	12,100	79,122
Koito Manufacturing Co. Ltd.	4,700	250,661
Komatsu Ltd.	39,600	954,969
Konami Holdings Corp.	4,300	201,410
Konica Minolta, Inc.	19,700	191,674
Kose Corp.	1,400	234,643
Kubota Corp.	43,500	723,420
Kuraray Co. Ltd.	13,300	158,764
Kurita Water Industries Ltd.	3,900	96,763
Kyocera Corp.	14,000	913,509
Kyowa Kirin Co. Ltd.	10,400	187,039
Kyushu Electric Power Co., Inc.	17,700	173,692
Kyushu Railway Co.	6,800	198,043
Lawson, Inc.	2,000	95,905
LINE Corp.*	2,600	72,708
Lion Corp.	10,000	186,152
LIXIL Group Corp.	12,600	199,141
M3, Inc.	18,600	339,687
Makita Corp.	9,900	336,076
Marubeni Corp.	68,900	455,648
Marui Group Co. Ltd.	8,800	179,077
Maruichi Steel Tube Ltd.	2,300	63,849
Mazda Motor Corp.	25,560	266,588
McDonald’s Holdings Co. Japan Ltd. (x)	2,710	119,394
Mebuki Financial Group, Inc.	36,300	94,609
Medipal Holdings Corp.	7,800	172,111
Meiji Holdings Co. Ltd.	4,944	353,094
Minebea Mitsumi, Inc.	141,600	2,396,884
MISUMI Group, Inc.	12,400	310,762
Mitsubishi Chemical Holdings Corp.	56,400	393,699
Mitsubishi Corp.	58,000	1,527,802
Mitsubishi Electric Corp.	78,300	1,030,540
Mitsubishi Estate Co. Ltd.	50,700	942,851
Mitsubishi Gas Chemical Co., Inc.	7,300	97,230
Mitsubishi Heavy Industries Ltd.	13,100	569,977
Mitsubishi Materials Corp.	4,200	119,399
Mitsubishi Motors Corp.	27,800	133,050
Mitsubishi Tanabe Pharma Corp.	10,200	113,528
Mitsubishi UFJ Financial Group, Inc.	516,100	2,450,895
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,400	92,152
Mitsui & Co. Ltd.	71,000	1,155,071
Mitsui Chemicals, Inc.	8,100	200,368
Mitsui Fudosan Co. Ltd.	38,300	928,060
Mitsui OSK Lines Ltd.	4,999	119,579
Mizuho Financial Group, Inc.	1,035,344	1,499,023
MonotaRO Co. Ltd.	5,500	133,961
MS&AD Insurance Group Holdings, Inc.	20,407	647,331
Murata Manufacturing Co. Ltd.	146,009	6,554,594
Nabtesco Corp.	4,800	133,295
Nagoya Railroad Co. Ltd. (x)	8,200	226,724
NEC Corp.	10,600	416,862
Nexon Co. Ltd.*	20,200	292,653
NGK Insulators Ltd.	12,300	179,226
NGK Spark Plug Co. Ltd.	7,500	140,658
NH Foods Ltd.	4,000	171,219
Nidec Corp.	63,256	8,639,286
Nikon Corp.	14,500	204,962
Nintendo Co. Ltd.	13,000	4,761,582
Nippon Building Fund, Inc. (REIT) (x)	57	390,168
Nippon Electric Glass Co. Ltd. (x)	4,200	106,310
Nippon Express Co. Ltd.	3,200	170,069
Nippon Paint Holdings Co. Ltd.	6,300	244,252
Nippon Prologis REIT, Inc. (REIT)	74	170,835
Nippon Steel Corp.	33,291	570,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Telegraph & Telephone Corp.	27,618	$1,285,160
Nippon Yusen KK	7,400	118,672
Nissan Chemical Corp.	5,300	238,663
Nissan Motor Co. Ltd.	99,600	712,808
Nisshin Seifun Group, Inc.	8,180	186,566
Nissin Foods Holdings Co. Ltd.	2,700	173,798
Nitori Holdings Co. Ltd.	3,600	476,817
Nitto Denko Corp.	7,000	345,212
Nomura Holdings, Inc.	142,400	501,104
Nomura Real Estate Holdings, Inc.	5,800	124,591
Nomura Real Estate Master Fund, Inc. (REIT)	167	256,661
Nomura Research Institute Ltd.	15,054	241,138
NSK Ltd.	17,000	151,370
NTT Data Corp.	27,300	363,359
NTT DOCOMO, Inc.	57,700	1,344,630
Obayashi Corp.	27,600	271,610
Obic Co. Ltd.	2,800	316,839
Odakyu Electric Railway Co. Ltd.	13,300	325,299
Oji Holdings Corp.	37,000	213,458
Olympus Corp.	50,000	554,654
Omron Corp.	71,800	3,742,670
Ono Pharmaceutical Co. Ltd.	16,800	301,049
Oracle Corp. (Tokyo Stock Exchange)	1,800	131,392
Oriental Land Co. Ltd.	8,600	1,064,082
ORIX Corp.	56,900	848,631
Osaka Gas Co. Ltd.	15,900	276,810
Otsuka Corp.	4,800	192,997
Otsuka Holdings Co. Ltd. (x)	17,000	554,394
Pan Pacific International Holdings Corp.	4,800	304,522
Panasonic Corp.	94,800	789,245
Park24 Co. Ltd. (x)	5,500	127,992
PeptiDream, Inc.*	4,000	204,424
Persol Holdings Co. Ltd.	8,400	197,193
Pigeon Corp. (x)	5,100	205,060
Pola Orbis Holdings, Inc.	4,000	111,673
Rakuten, Inc.	36,900	438,084
Recruit Holdings Co. Ltd.	47,900	1,596,741
Renesas Electronics Corp.*	32,200	159,783
Resona Holdings, Inc.	92,105	383,233
Ricoh Co. Ltd.	30,200	301,398
Rinnai Corp.	1,400	88,949
Rohm Co. Ltd.	4,200	282,039
Ryohin Keikaku Co. Ltd.	1,000	180,494
Sankyo Co. Ltd.	1,700	61,494
Santen Pharmaceutical Co. Ltd.	16,800	278,143
SBI Holdings, Inc.	10,460	258,747
Secom Co. Ltd.	9,000	774,159
Sega Sammy Holdings, Inc.	8,700	105,628
Seibu Holdings, Inc.	8,800	146,592
Seiko Epson Corp.	12,500	197,677
Sekisui Chemical Co. Ltd.	15,600	234,112
Sekisui House Ltd.	27,700	456,164
Seven & i Holdings Co. Ltd.	32,900	1,113,196
Seven Bank Ltd.	23,200	60,682
SG Holdings Co. Ltd.	4,300	121,843
Sharp Corp.	8,199	89,887
Shimadzu Corp.	9,600	235,247
Shimamura Co. Ltd.	800	59,732
Shimano, Inc.	3,100	460,910
Shimizu Corp.	26,000	215,833
Shin-Etsu Chemical Co. Ltd.	15,500	1,442,680
Shinsei Bank Ltd.	7,200	111,725
Shionogi & Co. Ltd.	11,600	668,037
Shiseido Co. Ltd.	16,900	1,272,967
Shizuoka Bank Ltd. (The)	17,300	127,405
Showa Denko KK (x)	5,900	173,473
SMC Corp.	2,500	931,457
Softbank Corp. (x)	71,900	933,303
SoftBank Group Corp.	70,800	3,391,754
Sohgo Security Services Co. Ltd.	2,800	129,073
Sompo Holdings, Inc.	14,681	566,597
Sony Corp.	54,500	2,855,039
Sony Financial Holdings, Inc.	6,200	148,825
Stanley Electric Co. Ltd.	5,800	142,451
Subaru Corp.	26,400	641,299
SUMCO Corp.	11,100	131,987
Sumitomo Chemical Co. Ltd.	66,000	306,080
Sumitomo Corp.	49,600	751,027
Sumitomo Dainippon Pharma Co. Ltd.	7,600	144,013
Sumitomo Electric Industries Ltd.	32,400	425,078
Sumitomo Heavy Industries Ltd.	4,800	164,949
Sumitomo Metal Mining Co. Ltd.	10,200	304,538
Sumitomo Mitsui Financial Group, Inc.	57,107	2,015,946
Sumitomo Mitsui Trust Holdings, Inc.	14,302	518,143
Sumitomo Realty & Development Co. Ltd.	14,300	510,378
Sumitomo Rubber Industries Ltd.	6,800	78,586
Sundrug Co. Ltd.	3,400	91,958
Suntory Beverage & Food Ltd.	6,400	278,106
Suzuken Co. Ltd.	3,410	199,891
Suzuki Motor Corp.	15,300	718,631
Sysmex Corp.	7,200	469,271
T&D Holdings, Inc.	24,800	269,013
Taiheiyo Cement Corp.	5,500	166,303
Taisei Corp.	8,700	315,916
Taisho Pharmaceutical Holdings Co. Ltd.	1,600	122,729
Taiyo Nippon Sanso Corp.	4,800	101,863
Takeda Pharmaceutical Co. Ltd.	129,716	4,599,585
TDK Corp.	71,300	5,515,392
Teijin Ltd.	8,300	141,419
Terumo Corp.	26,800	797,922
THK Co. Ltd.	4,900	117,029
Tobu Railway Co. Ltd.	8,200	238,817
Toho Co. Ltd.	4,900	208,153
Toho Gas Co. Ltd.	3,000	110,328
Tohoku Electric Power Co., Inc.	18,100	182,822
Tokio Marine Holdings, Inc.	27,800	1,392,127
Tokyo Century Corp.	1,900	80,096
Tokyo Electric Power Co. Holdings, Inc.*	65,700	342,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Electron Ltd.	6,700	$939,610
Tokyo Gas Co. Ltd.	16,400	385,985
Tokyu Corp.	21,400	379,311
Tokyu Fudosan Holdings Corp.	23,000	126,930
Toppan Printing Co. Ltd.	10,500	159,231
Toray Industries, Inc.	60,200	457,412
Toshiba Corp.	23,900	743,723
Tosoh Corp.	10,500	147,544
TOTO Ltd.	6,200	244,688
Toyo Seikan Group Holdings Ltd.	6,300	124,931
Toyo Suisan Kaisha Ltd.	4,100	168,845
Toyoda Gosei Co. Ltd.	2,600	50,666
Toyota Industries Corp.	6,500	357,511
Toyota Motor Corp.	98,074	6,083,744
Toyota Tsusho Corp.	9,500	287,692
Trend Micro, Inc.	5,300	236,206
Tsuruha Holdings, Inc.	1,700	157,047
Unicharm Corp.	17,300	520,532
United Urban Investment Corp. (REIT)	119	199,336
USS Co. Ltd.	9,000	177,220
West Japan Railway Co.	7,000	565,895
Yahoo Japan Corp.	126,900	371,937
Yakult Honsha Co. Ltd.	4,900	288,596
Yamada Denki Co. Ltd.	28,600	126,533
Yamaha Corp.	6,100	289,681
Yamaha Motor Co. Ltd. (x)	12,100	214,919
Yamato Holdings Co. Ltd.	13,600	276,377
Yamazaki Baking Co. Ltd.	6,000	90,655
Yaskawa Electric Corp.	10,800	366,628
Yokogawa Electric Corp.	9,800	191,973
Yokohama Rubber Co. Ltd. (The) (x)	5,000	91,824
ZOZO, Inc.	8,700	162,921

		180,919,196

Luxembourg (0.1%)
ArcelorMittal	28,509	510,123
Eurofins Scientific SE (x)*	495	218,954
RTL Group SA (x)	1,651	84,556
SES SA (FDR)	15,575	243,517
Tenaris SA	20,199	264,365

		1,321,515

Macau (0.1%)
Galaxy Entertainment Group Ltd.	93,000	626,810
MGM China Holdings Ltd. (x)	40,000	68,000
Sands China Ltd.	103,187	493,367
SJM Holdings Ltd.	76,000	86,491
Wynn Macau Ltd.	72,800	163,089

		1,437,757

Malaysia (0.2%)
Malayan Banking Bhd.	748,214	1,607,777
Public Bank Bhd.	401,900	2,236,830

		3,844,607

Mexico (0.8%)
Alsea SAB de CV (x)*	649,828	1,279,088
Fomento Economico Mexicano SAB de CV (ADR)	46,376	4,486,878
Fresnillo plc	10,590	117,031
Grupo Financiero Banorte SAB de CV, Class O (x)	877,999	5,094,053
Infraestructura Energetica Nova SAB de CV	560,260	2,200,612
Wal-Mart de Mexico SAB de CV	1,397,202	3,814,439

		16,992,101

Netherlands (1.5%)
ABN AMRO Bank NV (CVA) (m)	18,455	394,836
Adyen NV (m)*	455	351,094
Aegon NV	79,724	396,884
Akzo Nobel NV	10,010	940,639
ASML Holding NV	17,998	3,760,336
EXOR NV	4,655	326,061
Heineken Holding NV	4,990	523,722
Heineken NV	11,125	1,241,494
ING Groep NV	167,038	1,936,617
Koninklijke Ahold Delhaize NV	50,806	1,142,605
Koninklijke DSM NV	7,965	984,496
Koninklijke KPN NV	145,138	445,598
Koninklijke Philips NV	39,753	1,726,082
Koninklijke Vopak NV	2,793	128,784
NN Group NV	13,469	542,172
NXP Semiconductors NV	12,683	1,237,988
Randstad NV	5,557	305,201
Royal Dutch Shell plc, Class A	190,016	6,207,721
Royal Dutch Shell plc, Class B	160,759	5,269,263
uniQure NV (x)*	26,310	2,056,127
Wolters Kluwer NV	12,006	874,002

		30,791,722

New Zealand (0.1%)
a2 Milk Co. Ltd.*	32,218	317,518
Auckland International Airport Ltd.	44,040	291,423
Fisher & Paykel Healthcare Corp. Ltd.	23,904	248,268
Fletcher Building Ltd.	39,517	128,755
Meridian Energy Ltd.	54,438	173,714
Ryman Healthcare Ltd.	15,863	125,217
Spark New Zealand Ltd.	77,332	207,807

		1,492,702

Norway (0.2%)
Aker BP ASA	4,758	136,430
DNB ASA	41,841	778,408
Equinor ASA	42,989	848,900
Gjensidige Forsikring ASA	8,270	166,555
Mowi ASA	18,967	443,466
Norsk Hydro ASA	59,573	212,999
Orkla ASA	32,394	287,391
Schibsted ASA, Class B	3,916	102,095
Telenor ASA	31,578	670,396
Yara International ASA	7,813	378,997

		4,025,637

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Peru (0.4%)
Cia de Minas Buenaventura SAA (ADR)	263,666	$4,395,312
Credicorp Ltd.	13,357	3,057,551

		7,452,863

Philippines (0.2%)
Ayala Corp.	66,035	1,152,245
Ayala Land, Inc.	956,600	948,478
Jollibee Foods Corp.	129,100	710,069
SM Investments Corp.	87,017	1,645,740

		4,456,532

Poland (0.3%)
LPP SA	1,255	2,568,050
Santander Bank Polska SA	30,941	3,072,844

		5,640,894

Portugal (0.3%)
EDP – Energias de Portugal SA	109,859	417,485
Galp Energia SGPS SA	21,329	328,025
Jeronimo Martins SGPS SA	300,378	4,838,194

		5,583,704

Russia (0.8%)
Evraz plc	21,679	183,138
MMC Norilsk Nickel PJSC (ADR)	148,128	3,335,843
Sberbank of Russia PJSC (ADR)	298,221	4,556,817
X5 Retail Group NV (GDR) (m)	123,750	4,243,387
Yandex NV, Class A*	96,470	3,665,860

		15,985,045

Singapore (0.4%)
Ascendas REIT (REIT)	111,486	257,085
CapitaLand Commercial Trust (REIT)	121,613	195,048
CapitaLand Ltd.	110,100	287,253
CapitaLand Mall Trust (REIT)	105,400	204,879
City Developments Ltd.	15,800	110,588
ComfortDelGro Corp. Ltd.	88,200	173,401
DBS Group Holdings Ltd.	77,100	1,479,317
Genting Singapore Ltd.	279,857	190,294
Golden Agri-Resources Ltd.	275,525	59,056
Jardine Cycle & Carriage Ltd.	4,533	121,383
Keppel Corp. Ltd.	66,900	329,308
Oversea-Chinese Banking Corp. Ltd.	137,078	1,154,981
SATS Ltd.	28,200	108,798
Sembcorp Industries Ltd.	40,400	71,962
Singapore Airlines Ltd.	21,500	147,306
Singapore Exchange Ltd.	36,200	211,902
Singapore Press Holdings Ltd.	63,400	114,336
Singapore Technologies Engineering Ltd.	63,200	193,384
Singapore Telecommunications Ltd.	350,400	906,430
Suntec REIT (REIT)	96,600	138,510
United Overseas Bank Ltd.	54,167	1,046,108
UOL Group Ltd.	20,143	112,402
Venture Corp. Ltd.	12,000	144,479
Wilmar International Ltd.	77,800	212,757

		7,970,967

South Africa (0.9%)
Anglo American plc	45,225	1,289,095
AVI Ltd.	378,674	2,456,206
Bidvest Group Ltd. (The)	219,037	2,944,598
Capitec Bank Holdings Ltd.	34,680	3,197,750
Clicks Group Ltd.	205,756	2,998,910
Investec plc	31,322	203,262
Nedbank Group Ltd.	15,275	274,592
Reunert Ltd.	374,425	1,795,166
Sanlam Ltd.	738,881	4,100,173

		19,259,752

South Korea (0.6%)
E-MART, Inc.	4,387	531,919
GS Retail Co. Ltd.	17,538	596,928
LG Household & Health Care Ltd.	1,719	1,954,745
NCSoft Corp.	1,808	746,907
Samsung Biologics Co. Ltd. (m)*	5,076	1,406,764
Samsung Electronics Co. Ltd.	146,297	5,955,016
S-Oil Corp.	12,602	913,513

		12,105,792

Spain (1.1%)
ACS Actividades de Construccion y Servicios SA (x)	10,976	438,201
Aena SME SA (m)	2,927	580,121
Amadeus IT Group SA	18,835	1,491,927
Banco Bilbao Vizcaya Argentaria SA	286,190	1,600,123
Banco de Sabadell SA	241,513	250,183
Banco Santander SA	696,884	3,233,497
Bankia SA	54,980	129,912
Bankinter SA	28,719	197,832
CaixaBank SA	152,923	437,852
Cellnex Telecom SA (m)*	8,335	308,405
Enagas SA	9,698	258,818
Endesa SA	13,519	347,571
Ferrovial SA	20,900	534,959
Grifols SA	12,803	378,516
Iberdrola SA	251,876	2,510,654
Industria de Diseno Textil SA	203,178	6,110,841
Mapfre SA	48,340	141,321
Naturgy Energy Group SA	12,885	355,007
Red Electrica Corp. SA	18,520	385,697
Repsol SA	60,663	950,888
Siemens Gamesa Renewable Energy SA	9,441	156,951
Telefonica SA	200,565	1,646,839

		22,446,115

Sweden (1.1%)
Alfa Laval AB	12,685	276,754
Assa Abloy AB, Class B	223,244	5,046,108
Atlas Copco AB, Class A	116,481	3,722,916
Atlas Copco AB, Class B	16,683	478,600
Boliden AB	11,470	293,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Electrolux AB	10,338	$264,179
Epiroc AB, Class A	28,205	293,648
Epiroc AB, Class B	17,364	171,992
Essity AB, Class B	26,514	814,880
Hennes & Mauritz AB, Class B	34,481	614,009
Hexagon AB, Class B	11,178	620,642
Husqvarna AB, Class B	17,218	161,052
ICA Gruppen AB	3,901	167,699
Industrivarden AB, Class C	7,121	157,816
Investor AB, Class B	19,812	951,754
Kinnevik AB, Class B	9,984	259,649
L E Lundbergforetagen AB, Class B	3,262	122,104
Lundin Petroleum AB	7,676	237,980
Sandvik AB	48,158	884,732
Securitas AB, Class B	13,689	240,136
Skandinaviska Enskilda Banken AB, Class A	69,854	646,323
Skanska AB, Class B	14,599	263,646
SKF AB, Class B	16,170	297,328
Svenska Handelsbanken AB, Class A	65,486	647,938
Swedbank AB, Class A	39,205	588,741
Swedish Match AB	7,609	321,202
Tele2 AB, Class B	21,432	312,728
Telefonaktiebolaget LM Ericsson, Class B	131,869	1,251,074
Telia Co. AB	120,802	536,484
Volvo AB, Class B	63,749	1,011,551

		21,656,957

Switzerland (3.2%)
ABB Ltd. (Registered)	79,100	1,587,348
Adecco Group AG (Registered)	7,082	425,558
Alcon, Inc.*	18,611	1,149,223
Baloise Holding AG (Registered)	2,093	370,488
Barry Callebaut AG (Registered)	94	188,539
Chocoladefabriken Lindt & Spruengli AG	46	334,798
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	325,343
Cie Financiere Richemont SA (Registered)	22,405	1,901,281
Clariant AG (Registered)*	8,613	175,092
Coca-Cola HBC AG*	8,609	324,929
Credit Suisse Group AG (Registered) (x)*	351,037	4,209,064
Dufry AG (Registered)*	1,479	125,265
EMS-Chemie Holding AG (Registered)	343	222,588
Geberit AG (Registered)	1,590	742,717
Givaudan SA (Registered)	401	1,132,100
Glencore plc*	477,543	1,657,747
Julius Baer Group Ltd.*	9,836	437,894
Kuehne + Nagel International AG (Registered)	2,315	343,622
LafargeHolcim Ltd. (Registered)*	20,993	1,025,134
Lonza Group AG (Registered)*	3,196	1,078,429
Nestle SA (Registered)	131,466	13,609,869
Novartis AG (Registered)	93,053	8,502,692
Pargesa Holding SA	1,598	123,181
Partners Group Holding AG	753	591,632
Roche Holding AG	30,154	8,483,708
Schindler Holding AG	1,808	402,457
Schindler Holding AG (Registered)	898	196,121
SGS SA (Registered)	229	583,408
Sika AG (Registered)	5,477	934,714
Sonova Holding AG (Registered)	2,496	567,110
STMicroelectronics NV	29,311	519,941
Straumann Holding AG (Registered)	443	390,904
Swatch Group AG (The)	1,257	359,897
Swatch Group AG (The) (Registered)	2,387	129,229
Swiss Life Holding AG (Registered)	1,477	731,994
Swiss Prime Site AG (Registered)*	3,384	295,519
Swiss Re AG	13,080	1,329,706
Swisscom AG (Registered) (x)	1,136	570,327
Temenos Group AG (Registered)*	2,652	474,464
UBS Group AG (Registered)*	451,477	5,364,816
Vifor Pharma AG	1,990	287,533
Zurich Insurance Group AG	6,496	2,261,822

		64,468,203

Taiwan (1.2%)
ASE Technology Holding Co. Ltd.	621,282	1,230,182
Cathay Financial Holding Co. Ltd.*	1,238,000	1,713,936
CTBC Financial Holding Co. Ltd.	2,407,000	1,654,548
Eclat Textile Co. Ltd.	75,000	961,059
Hon Hai Precision Industry Co. Ltd.	254,880	635,159
Largan Precision Co. Ltd.	5,000	620,583
MediaTek, Inc.	188,000	1,900,610
Mega Financial Holding Co. Ltd.	1,459,000	1,451,508
Nanya Technology Corp.*	206,000	427,792
President Chain Store Corp.	34,000	328,949
Taiwan Cement Corp.	375,000	555,989
Taiwan Semiconductor Manufacturing Co. Ltd.	1,706,133	13,128,537
Vanguard International Semiconductor Corp.	434,000	911,051

		25,519,903

Thailand (0.3%)
Bangkok Dusit Medical Services PCL, Class F	1,938,400	1,627,580
CP ALL PCL	448,200	1,253,221
Muangthai Capital PCL	469,300	864,611
PTT PCL	1,596,400	2,537,686

		6,283,098

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Turkey (0.2%)
Haci Omer Sabanci Holding A/S	1,834,722	$2,721,744
Tupras Turkiye Petrol Rafinerileri A/S	114,253	2,269,078

		4,990,822

United Arab Emirates (0.0%)
NMC Health plc (x)	4,015	122,525

United Kingdom (5.1%)
3i Group plc	41,923	592,829
Admiral Group plc	7,898	221,464
Amcor plc (x)*	40,773	468,482
Ashtead Group plc	20,288	580,737
Associated British Foods plc	15,672	490,202
AstraZeneca plc	54,385	4,446,484
Auto Trader Group plc (m)	40,665	282,898
Aviva plc	167,533	886,139
BAE Systems plc	137,200	863,171
Barclays plc	735,422	1,399,056
Barratt Developments plc	42,205	306,904
Berkeley Group Holdings plc	5,428	257,189
BP plc	869,549	6,058,100
British American Tobacco plc	98,450	3,436,981
British Land Co. plc (The) (REIT)	38,884	265,866
BT Group plc	367,020	915,694
Bunzl plc	14,885	392,620
Burberry Group plc	17,657	417,526
Centrica plc	255,268	284,563
CNH Industrial NV	43,580	446,885
Coca-Cola European Partners plc	9,436	533,134
Compass Group plc	68,075	1,631,346
Croda International plc	5,406	351,506
DCC plc	3,827	341,179
Diageo plc	103,780	4,459,957
Direct Line Insurance Group plc	58,497	246,488
easyJet plc	7,079	85,692
Experian plc	39,061	1,182,595
Farfetch Ltd., Class A*	72,970	1,517,776
Fiat Chrysler Automobiles NV (x)	47,365	660,631
G4S plc	69,521	183,639
GlaxoSmithKline plc	213,098	4,266,655
GVC Holdings plc	23,970	198,412
Halma plc	16,295	418,015
Hargreaves Lansdown plc	12,680	309,016
HSBC Holdings plc	860,613	7,179,493
Imperial Brands plc	41,585	975,311
Informa plc	53,263	564,805
InterContinental Hotels Group plc	7,484	491,563
Intertek Group plc	6,924	483,798
ITV plc	154,079	211,326
J Sainsbury plc	74,891	186,364
John Wood Group plc	28,802	165,328
Johnson Matthey plc	8,486	358,760
Kingfisher plc	94,460	257,793
Land Securities Group plc (REIT)	30,233	319,902
Legal & General Group plc	255,842	875,623
Linde plc	13,937	2,798,550
Lloyds Banking Group plc	3,062,385	2,200,828
London Stock Exchange Group plc	13,449	936,984
Marks & Spencer Group plc	84,148	225,162
Meggitt plc	32,562	216,685
Melrose Industries plc	213,718	490,847
Merlin Entertainments plc (m)	28,416	162,066
Micro Focus International plc	14,706	385,470
Mondi plc	16,158	367,305
National Grid plc	146,364	1,553,543
Next plc	5,957	418,047
Ocado Group plc*	19,510	289,144
Pearson plc	33,285	346,363
Persimmon plc	13,843	351,071
Prudential plc	351,901	7,668,747
Reckitt Benckiser Group plc	29,485	2,326,800
RELX plc (London Stock Exchange)	42,468	1,029,836
RELX plc (Turquoise Stock Exchange)	41,772	1,010,777
Rentokil Initial plc	79,375	400,689
Rolls-Royce Holdings plc*	73,126	780,449
Rolls-Royce Holdings plc (Preference) (q)(r)*	5,295,109	6,725
Royal Bank of Scotland Group plc	204,575	571,040
RSA Insurance Group plc	44,266	324,252
Sage Group plc (The)	46,600	474,858
Schroders plc	5,408	209,471
Segro plc (REIT)	45,816	424,860
Severn Trent plc	9,983	259,644
Smith & Nephew plc	38,322	829,773
Smiths Group plc	16,787	333,637
Spirax-Sarco Engineering plc	3,159	368,481
SSE plc	44,060	627,804
St James’s Place plc	22,520	314,020
Standard Chartered plc	121,381	1,100,924
Standard Life Aberdeen plc	105,828	395,931
Taylor Wimpey plc	138,739	277,942
TechnipFMC plc (Aquis Stock Exchange) (x)	92,918	2,387,849
TechnipFMC plc (Turquoise Stock Exchange)	10,487	272,033
Tesco plc	420,343	1,210,158
Unilever NV (CVA)	62,558	3,809,974
Unilever plc	161,956	10,066,813
United Utilities Group plc	28,536	283,681
Vodafone Group plc	1,146,856	1,883,481
Weir Group plc (The)	10,880	213,681
Whitbread plc	7,919	465,526
Wm Morrison Supermarkets plc	102,384	261,865
WPP plc	54,158	681,039

		103,484,722

United States (38.2%)
3M Co.	37,055	6,423,114
Abbott Laboratories	45,299	3,809,646
AbbVie, Inc.	37,959	2,760,378
ABIOMED, Inc.*	1,111	289,404
ACADIA Pharmaceuticals, Inc. (x)*	55,200	1,475,496

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Accenture plc, Class A	16,401	$3,030,413
Activision Blizzard, Inc.	19,939	941,121
Adobe, Inc.*	47,049	13,862,988
Advance Auto Parts, Inc.	1,819	280,381
Advanced Micro Devices, Inc.*	23,140	702,762
AES Corp.	17,549	294,121
Affiliated Managers Group, Inc.	1,183	109,002
Aflac, Inc.	19,089	1,046,268
Agilent Technologies, Inc.	60,401	4,510,143
Air Products & Chemicals, Inc.	5,702	1,290,762
Akamai Technologies, Inc.*	4,325	346,605
Alaska Air Group, Inc.	3,229	206,365
Albemarle Corp.	2,553	179,757
Alexandria Real Estate Equities, Inc. (REIT)	2,860	403,517
Alexion Pharmaceuticals, Inc.*	5,714	748,420
Align Technology, Inc.*	1,861	509,356
Allegion plc	2,308	255,149
Allergan plc	7,821	1,309,470
Alliance Data Systems Corp.	1,134	158,907
Alliant Energy Corp.	6,254	306,946
Allstate Corp. (The)	8,672	881,856
Alphabet, Inc., Class A*	25,002	27,072,166
Alphabet, Inc., Class C*	7,876	8,513,247
Altria Group, Inc.	47,927	2,269,343
Amazon.com, Inc.*	12,121	22,952,689
Ameren Corp.	6,439	483,633
American Airlines Group, Inc.	10,244	334,057
American Electric Power Co., Inc.	12,613	1,110,070
American Express Co.	17,531	2,164,027
American International Group, Inc.	22,232	1,184,521
American Tower Corp. (REIT)	11,367	2,323,983
American Water Works Co., Inc.	4,602	533,832
Ameriprise Financial, Inc.	3,453	501,237
AmerisourceBergen Corp.	3,974	338,823
AMETEK, Inc.	5,891	535,138
Amgen, Inc.	15,661	2,886,009
Amphenol Corp., Class A	7,622	731,255
Anadarko Petroleum Corp.	12,958	914,316
Analog Devices, Inc.	9,587	1,082,085
AnaptysBio, Inc.*	16,300	919,646
ANSYS, Inc.*	2,215	453,676
Anthem, Inc.	35,912	10,134,726
AO Smith Corp.	3,385	159,637
Aon plc	6,236	1,203,423
Apache Corp.	9,535	276,229
Apartment Investment & Management Co. (REIT), Class A	3,640	182,437
Apple, Inc.	112,234	22,213,353
Applied Materials, Inc.	23,833	1,070,340
Aptiv plc	6,521	527,092
Archer-Daniels-Midland Co.	14,575	594,660
Arconic, Inc.	10,311	266,230
Arista Networks, Inc.*	1,362	353,602
Arthur J Gallagher & Co.	4,777	418,417
Assurant, Inc.	1,578	167,868
AT&T, Inc.	187,390	6,279,439
Atmos Energy Corp.	3,114	328,714
Autodesk, Inc.*	5,701	928,693
Automatic Data Processing, Inc.	11,139	1,841,611
AutoZone, Inc.*	615	676,174
AvalonBay Communities, Inc. (REIT)	3,632	737,950
Avery Dennison Corp.	2,180	252,182
Baker Hughes a GE Co.	13,633	335,781
Ball Corp.	8,739	611,643
Bank of America Corp.	227,051	6,584,479
Bank of New York Mellon Corp. (The)	22,893	1,010,726
Baxter International, Inc.	12,188	998,197
BB&T Corp.	19,904	977,884
Becton Dickinson and Co.	6,959	1,753,738
Berkshire Hathaway, Inc., Class B*	49,811	10,618,211
Best Buy Co., Inc.	5,921	412,871
Biogen, Inc.*	4,949	1,157,423
BlackRock, Inc.‡	3,056	1,434,181
Bluebird Bio, Inc.*	13,520	1,719,744
Blueprint Medicines Corp.*	25,910	2,444,090
Boeing Co. (The)	13,435	4,890,474
Booking Holdings, Inc.*	1,112	2,084,678
BorgWarner, Inc.	5,060	212,419
Boston Properties, Inc. (REIT)	3,936	507,744
Boston Scientific Corp.*	35,894	1,542,724
Bristol-Myers Squibb Co.	42,137	1,910,913
Broadcom, Inc.	10,196	2,935,021
Broadridge Financial Solutions, Inc.	3,065	391,339
Brown-Forman Corp., Class B	4,320	239,458
Cabot Oil & Gas Corp.	10,728	246,315
Cadence Design Systems, Inc.*	7,157	506,787
Campbell Soup Co. (x)	4,620	185,123
Capital One Financial Corp.	12,168	1,104,124
Capri Holdings Ltd.*	3,940	136,639
Cardinal Health, Inc.	7,900	372,090
CarMax, Inc. (x)*	4,128	358,434
Carnival Corp.	10,238	476,579
Carnival plc	7,061	311,966
Caterpillar, Inc.	14,716	2,005,644
Cboe Global Markets, Inc.	2,774	287,470
CBRE Group, Inc., Class A*	7,977	409,220
CBS Corp. (Non-Voting), Class B	9,101	454,140
Celanese Corp.	3,187	343,559
Celgene Corp.*	18,152	1,677,971
Centene Corp.*	58,262	3,055,259
CenterPoint Energy, Inc.	13,285	380,350
CenturyLink, Inc.	23,450	275,772
Cerner Corp.	8,356	612,495
CF Industries Holdings, Inc.	5,680	265,313
CH Robinson Worldwide, Inc.	3,450	291,007
Charles Schwab Corp. (The)	30,789	1,237,410
Charter Communications, Inc., Class A*	4,389	1,734,445
Chevron Corp.	48,912	6,086,609
Chipotle Mexican Grill, Inc.*	642	470,509
Chubb Ltd.	11,720	1,726,239
Church & Dwight Co., Inc.	6,481	473,502

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cigna Corp.	9,718	$1,531,071
Cimarex Energy Co.	2,784	165,175
Cincinnati Financial Corp.	4,014	416,131
Cintas Corp.	2,181	517,529
Cisco Systems, Inc.	109,916	6,015,703
Citigroup, Inc.	164,551	11,523,507
Citizens Financial Group, Inc.	11,520	407,347
Citrix Systems, Inc.	3,217	315,716
Clorox Co. (The)	3,261	499,292
CME Group, Inc.	9,244	1,794,353
CMS Energy Corp.	7,474	432,819
Coca-Cola Co. (The)	98,754	5,028,554
Cognizant Technology Solutions Corp., Class A	14,412	913,577
Colgate-Palmolive Co.	108,569	7,781,140
Comcast Corp., Class A	116,300	4,917,164
Comerica, Inc.	3,801	276,105
Conagra Brands, Inc.	12,894	341,949
Concho Resources, Inc.	5,108	527,043
ConocoPhillips	29,006	1,769,366
Consolidated Edison, Inc.	8,407	737,126
Constellation Brands, Inc., Class A	4,361	858,855
Cooper Cos., Inc. (The)	1,297	436,946
Copart, Inc.*	5,327	398,140
Corning, Inc.	20,285	674,071
Corteva, Inc.*	19,636	580,637
Costco Wholesale Corp.	11,335	2,995,387
Coty, Inc., Class A	7,684	102,966
Crown Castle International Corp. (REIT)	10,764	1,403,087
CSX Corp.	19,571	1,514,208
Cummins, Inc.	3,685	631,388
CVS Health Corp.	33,507	1,825,796
Danaher Corp.	16,198	2,315,018
Darden Restaurants, Inc.	3,247	395,257
DaVita, Inc.*	3,265	183,689
Deere & Co.	8,144	1,349,542
Delta Air Lines, Inc.	15,296	868,048
Dentsply Sirona, Inc.	5,902	344,441
Devon Energy Corp.	10,618	302,825
Diamondback Energy, Inc.	4,079	444,489
Digital Realty Trust, Inc. (REIT)	5,314	625,936
Discover Financial Services	8,157	632,902
Discovery, Inc., Class A (x)*	4,104	125,993
Discovery, Inc., Class C*	8,869	252,323
DISH Network Corp., Class A*	5,567	213,828
Dollar General Corp.	6,564	887,190
Dollar Tree, Inc.*	6,085	653,468
Dominion Energy, Inc.	20,683	1,599,210
Dover Corp.	3,679	368,636
Dow, Inc.	19,217	947,590
DR Horton, Inc.	8,612	371,436
DTE Energy Co.	4,796	613,312
Duke Energy Corp.	18,803	1,659,177
Duke Realty Corp. (REIT)	8,845	279,590
DuPont de Nemours, Inc.	19,217	1,442,620
DXC Technology Co.	6,857	378,164
E*TRADE Financial Corp.	6,318	281,783
Eastman Chemical Co.	3,725	289,917
Eaton Corp. plc	10,812	900,423
eBay, Inc.	21,035	830,882
Ecolab, Inc.	6,576	1,298,365
Edison International	8,293	559,031
Edwards Lifesciences Corp.*	5,411	999,628
Electronic Arts, Inc.*	7,657	775,348
Eli Lilly & Co.	22,246	2,464,634
Emerson Electric Co.	15,715	1,048,505
Entergy Corp.	4,967	511,253
EOG Resources, Inc.	14,831	1,381,656
Equifax, Inc.	30,786	4,163,499
Equinix, Inc. (REIT)	2,168	1,093,301
Equity Residential (REIT)	9,344	709,396
Essex Property Trust, Inc. (REIT)	1,679	490,150
Estee Lauder Cos., Inc. (The), Class A	5,686	1,041,163
Everest Re Group Ltd.	1,003	247,922
Evergy, Inc.	6,268	377,020
Eversource Energy	8,350	632,596
Exelon Corp.	25,169	1,206,602
Expedia Group, Inc.	3,134	416,916
Expeditors International of Washington, Inc.	4,346	329,688
Extra Space Storage, Inc. (REIT)	3,358	356,284
Exxon Mobil Corp.	108,641	8,325,160
F5 Networks, Inc.*	1,492	217,280
Facebook, Inc., Class A*	115,577	22,306,361
Fastenal Co.	14,582	475,227
Federal Realty Investment Trust (REIT)	1,939	249,666
FedEx Corp.	6,141	1,008,291
Ferguson plc	9,956	708,043
Fidelity National Information Services, Inc.	8,410	1,031,739
Fifth Third Bancorp	18,671	520,921
First Republic Bank	4,179	408,079
FirstEnergy Corp.	13,187	564,535
Fiserv, Inc.*	10,157	925,912
FleetCor Technologies, Inc.*	2,247	631,070
FLIR Systems, Inc.	3,666	198,331
Flowserve Corp.	3,376	177,881
FMC Corp.	3,320	275,394
Foot Locker, Inc.	2,602	109,076
Ford Motor Co.	101,592	1,039,286
Fortinet, Inc.*	3,543	272,209
Fortive Corp.	7,529	613,764
Fortune Brands Home & Security, Inc.	3,354	191,614
Fox Corp., Class A	9,431	345,552
Fox Corp., Class B	4,284	156,494
Franklin Resources, Inc.	7,896	274,781
Freeport-McMoRan, Inc.	38,170	443,154
Frontage Holdings Corp. (m)*	372,000	148,577
Gap, Inc. (The)	5,665	101,800
Garmin Ltd.	3,143	250,811
Gartner, Inc.*	2,387	384,164
General Dynamics Corp.	7,036	1,279,286
General Electric Co.	224,372	2,355,906
General Mills, Inc.	15,504	814,270

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
General Motors Co.	34,025	$1,310,983
Genuine Parts Co.	3,844	398,162
Gilead Sciences, Inc.	32,614	2,203,402
Global Payments, Inc.	4,030	645,324
GlycoMimetics, Inc.*	72,040	858,717
Goldman Sachs Group, Inc. (The)	27,099	5,544,455
H&R Block, Inc.	5,255	153,971
Halliburton Co.	22,310	507,329
Hanesbrands, Inc.	8,621	148,454
Harley-Davidson, Inc.	3,784	135,581
Harris Corp.	3,007	568,714
Hartford Financial Services Group, Inc. (The)	9,331	519,923
Hasbro, Inc.	3,079	325,389
HCA Healthcare, Inc.	6,828	922,941
HCP, Inc. (REIT)	12,654	404,675
Helmerich & Payne, Inc.	2,875	145,533
Henry Schein, Inc.*	3,779	264,152
Hershey Co. (The)	3,555	476,477
Hess Corp. (x)	6,583	418,481
Hewlett Packard Enterprise Co.	34,164	510,752
Hilton Worldwide Holdings, Inc.	7,452	728,358
HollyFrontier Corp.	3,888	179,937
Hologic, Inc.*	6,791	326,104
Home Depot, Inc. (The)	28,252	5,875,568
Honeywell International, Inc.	18,749	3,273,388
Hormel Foods Corp.	7,249	293,874
Host Hotels & Resorts, Inc. (REIT)	19,572	356,602
HP, Inc.	38,300	796,257
Humana, Inc.	3,467	919,795
Huntington Bancshares, Inc.	26,820	370,652
Huntington Ingalls Industries, Inc.	1,052	236,426
IDEXX Laboratories, Inc.*	2,199	605,451
IHS Markit Ltd.*	9,293	592,150
Illinois Tool Works, Inc.	7,718	1,163,952
Illumina, Inc.*	3,759	1,383,876
Incyte Corp.*	30,996	2,633,420
Ingersoll-Rand plc	6,192	784,341
Intel Corp.	114,984	5,504,284
Intercontinental Exchange, Inc.	14,315	1,230,231
International Business Machines Corp.	22,753	3,137,639
International Flavors & Fragrances, Inc. (x)	2,675	388,116
International Game Technology plc (x)	95,792	1,242,422
International Paper Co.	9,938	430,514
Interpublic Group of Cos., Inc. (The)	10,115	228,498
Intuit, Inc.	45,672	11,935,464
Intuitive Surgical, Inc.*	2,964	1,554,766
Invesco Ltd.	9,879	202,124
Ionis Pharmaceuticals, Inc.*	30,710	1,973,732
IPG Photonics Corp.*	825	127,256
IQVIA Holdings, Inc.*	4,046	651,001
Iron Mountain, Inc. (REIT)	7,013	219,507
Jack Henry & Associates, Inc.	1,900	254,448
Jacobs Engineering Group, Inc.	2,768	233,592
JB Hunt Transport Services, Inc.	2,075	189,676
Jefferies Financial Group, Inc.	6,443	123,899
JM Smucker Co. (The)	3,005	346,146
Johnson & Johnson	68,228	9,502,796
Johnson Controls International plc	20,433	844,087
JPMorgan Chase & Co.	83,295	9,312,381
Juniper Networks, Inc.	8,531	227,181
Kansas City Southern	2,536	308,936
Kellogg Co.	6,340	339,634
KeyCorp	25,593	454,276
Keysight Technologies, Inc.*	4,939	443,572
Kimberly-Clark Corp.	8,807	1,173,797
Kimco Realty Corp. (REIT)	10,196	188,422
Kinder Morgan, Inc.	49,776	1,039,323
KLA-Tencor Corp.	4,165	492,303
Kohl’s Corp.	3,988	189,629
Kraft Heinz Co. (The)	15,559	482,951
Kroger Co. (The)	20,756	450,613
L Brands, Inc.	6,010	156,861
L3 Technologies, Inc.	1,993	488,624
Laboratory Corp. of America Holdings*	2,450	423,605
Lam Research Corp.	3,791	712,101
Lamb Weston Holdings, Inc.	3,556	225,308
Leggett & Platt, Inc.	2,999	115,072
Lennar Corp., Class A	7,320	354,727
Lincoln National Corp.	5,054	325,730
LKQ Corp.*	7,527	200,293
Lockheed Martin Corp.	6,339	2,304,480
Loews Corp.	6,649	363,501
Lowe’s Cos., Inc.	20,103	2,028,594
LyondellBasell Industries NV, Class A	7,928	682,839
M&T Bank Corp.	3,504	595,925
Macerich Co. (The) (REIT)	2,806	93,973
MacroGenics, Inc.*	67,630	1,147,681
Macy’s, Inc.	7,301	156,679
Marathon Oil Corp.	20,945	297,628
Marathon Petroleum Corp.	16,848	941,466
MarketAxess Holdings, Inc.	967	310,813
Marriott International, Inc., Class A	7,070	991,850
Marsh & McLennan Cos., Inc.	13,130	1,309,718
Martin Marietta Materials, Inc.	1,546	355,750
Masco Corp.	7,827	307,131
Mastercard, Inc., Class A	23,080	6,105,352
Maxim Integrated Products, Inc.	125,825	7,526,852
McCormick & Co., Inc. (Non-Voting)	3,078	477,121
McDonald’s Corp.	19,660	4,082,596
McKesson Corp.	4,881	655,958
Medtronic plc	34,483	3,358,299
Merck & Co., Inc.	66,220	5,552,547
MetLife, Inc.	24,477	1,215,773
Mettler-Toledo International, Inc.*	638	535,920
MGM Resorts International	13,481	385,152
Microchip Technology, Inc. (x)	6,219	539,187
Micron Technology, Inc.*	28,119	1,085,112
Microsoft Corp.	208,717	27,959,729
Mid-America Apartment Communities, Inc. (REIT)	2,823	332,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mirati Therapeutics, Inc.*	12,412	$1,278,436
Mohawk Industries, Inc.*	1,659	244,653
Molson Coors Brewing Co., Class B	5,035	281,960
Mondelez International, Inc., Class A	36,926	1,990,311
Monster Beverage Corp.*	10,222	652,470
Moody’s Corp.	4,249	829,872
Morgan Stanley	32,775	1,435,873
Mosaic Co. (The)	9,244	231,377
Motorola Solutions, Inc.	4,304	717,606
MSCI, Inc.	2,226	531,547
Mylan NV*	12,552	238,990
Nasdaq, Inc.	2,870	276,008
National Oilwell Varco, Inc.	10,096	224,434
Nektar Therapeutics*	4,513	160,573
NetApp, Inc.	6,395	394,572
Netflix, Inc.*	11,226	4,123,534
Newell Brands, Inc.	10,031	154,678
Newmont Goldcorp Corp.	20,875	803,061
News Corp., Class A	9,909	133,672
News Corp., Class B	3,282	45,817
NextEra Energy, Inc.	12,317	2,523,261
Nielsen Holdings plc	8,602	194,405
NIKE, Inc., Class B	32,408	2,720,652
NiSource, Inc.	9,634	277,459
Noble Energy, Inc.	11,769	263,626
Nordstrom, Inc. (x)	2,460	78,376
Norfolk Southern Corp.	6,839	1,363,218
Northern Trust Corp.	5,477	492,930
Northrop Grumman Corp.	4,400	1,421,684
Norwegian Cruise Line Holdings Ltd.*	5,505	295,233
NRG Energy, Inc.	6,711	235,690
Nucor Corp.	8,034	442,673
NVIDIA Corp.	15,637	2,568,065
Occidental Petroleum Corp.	19,165	963,616
Omnicom Group, Inc. (x)	5,475	448,676
ONEOK, Inc.	10,524	724,156
Oracle Corp. (Turquoise Stock Exchange)	62,306	3,549,573
O’Reilly Automotive, Inc.*	1,978	730,515
PACCAR, Inc.	8,865	635,266
Packaging Corp. of America	2,296	218,855
Parker-Hannifin Corp.	3,275	556,783
Paychex, Inc.	8,171	672,392
PayPal Holdings, Inc.*	96,701	11,068,396
Pentair plc	4,394	163,457
People’s United Financial, Inc.	10,010	167,968
PepsiCo, Inc.	36,058	4,728,286
PerkinElmer, Inc.	2,724	262,430
Perrigo Co. plc	2,889	137,574
Pfizer, Inc.	142,553	6,175,396
Philip Morris International, Inc.	39,990	3,140,415
Phillips 66	10,727	1,003,404
Pinnacle West Capital Corp.	2,779	261,476
Pioneer Natural Resources Co.	4,240	652,366
PNC Financial Services Group, Inc. (The)‡	11,599	1,592,311
PPG Industries, Inc.	6,032	703,995
PPL Corp.	18,434	571,638
Principal Financial Group, Inc.	6,618	383,315
Procter & Gamble Co. (The)	64,406	7,062,118
Progressive Corp. (The)	14,930	1,193,355
Prologis, Inc. (REIT)	16,349	1,309,555
Prudential Financial, Inc.	10,458	1,056,258
Public Service Enterprise Group, Inc.	13,146	773,248
Public Storage (REIT)	3,901	929,101
PulteGroup, Inc.	6,827	215,870
PVH Corp.	1,861	176,125
QIAGEN NV*	9,956	404,045
Qorvo, Inc.*	3,050	203,161
QUALCOMM, Inc.	31,215	2,374,525
Quanta Services, Inc.	3,850	147,032
Quest Diagnostics, Inc.	3,392	345,340
Ralph Lauren Corp.	1,310	148,803
Raymond James Financial, Inc.	3,172	268,193
Raytheon Co.	7,113	1,236,808
Realty Income Corp. (REIT)	8,084	557,553
Red Hat, Inc.*	4,621	867,639
Regency Centers Corp. (REIT)	4,161	277,705
Regeneron Pharmaceuticals, Inc.*	2,003	626,939
Regions Financial Corp.	26,246	392,115
Republic Services, Inc.	5,510	477,386
ResMed, Inc.	3,765	459,443
resTORbio, Inc. (x)*	65,390	666,978
Robert Half International, Inc.	2,863	163,220
Rockwell Automation, Inc.	2,981	488,377
Rollins, Inc.	3,885	139,355
Roper Technologies, Inc.	2,701	989,268
Ross Stores, Inc.	9,476	939,261
Royal Caribbean Cruises Ltd.	4,371	529,809
S&P Global, Inc.	49,059	11,175,150
Sage Therapeutics, Inc. (x)*	21,870	4,004,178
salesforce.com, Inc.*	19,939	3,025,344
Sarepta Therapeutics, Inc. (x)*	13,110	1,992,065
SBA Communications Corp. (REIT)*	2,928	658,332
Schlumberger Ltd.	35,438	1,408,306
Seagate Technology plc	6,520	307,222
Sealed Air Corp.	4,031	172,446
Sempra Energy	7,007	963,042
Sherwin-Williams Co. (The)	2,086	955,993
Simon Property Group, Inc. (REIT)	7,900	1,262,104
Skyworks Solutions, Inc.	4,251	328,475
SL Green Realty Corp. (REIT)	2,279	183,163
Snap-on, Inc.	1,397	231,399
Southern Co. (The)	26,791	1,481,006
Southwest Airlines Co.	12,448	632,109
Stanley Black & Decker, Inc.	3,870	559,641
Starbucks Corp.	31,100	2,607,113
State Street Corp.	9,549	535,317
Stryker Corp.	8,004	1,645,462
SunTrust Banks, Inc.	11,334	712,342
SVB Financial Group*	1,328	298,256
Symantec Corp.	15,982	347,768
Synchrony Financial	16,284	564,566
Synopsys, Inc.*	3,882	499,575
Sysco Corp.	12,078	854,156
T. Rowe Price Group, Inc.	6,041	662,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Take-Two Interactive Software, Inc.*	2,837	$322,085
Tapestry, Inc.	6,984	221,602
Target Corp.	13,127	1,136,929
TE Connectivity Ltd.	8,664	829,838
Teleflex, Inc.	1,222	404,665
Texas Instruments, Inc.	24,165	2,773,175
Textron, Inc.	5,825	308,958
Thermo Fisher Scientific, Inc.	10,228	3,003,759
Tiffany & Co.	41,248	3,862,463
TJX Cos., Inc. (The)	31,138	1,646,577
Torchmark Corp.	2,724	243,689
Total System Services, Inc.	4,086	524,111
Tractor Supply Co.	3,018	328,358
TransDigm Group, Inc.*	1,244	601,847
Travelers Cos., Inc. (The)	6,735	1,007,017
TripAdvisor, Inc.*	2,889	133,732
Twitter, Inc.*	18,627	650,082
Tyson Foods, Inc., Class A	7,549	609,506
UDR, Inc. (REIT)	7,309	328,101
Ulta Beauty, Inc.*	1,412	489,809
Under Armour, Inc., Class A (x)*	4,905	124,342
Under Armour, Inc., Class C*	5,101	113,242
Union Pacific Corp.	18,175	3,073,574
United Continental Holdings, Inc.*	5,612	491,331
United Parcel Service, Inc., Class B	53,521	5,527,114
United Rentals, Inc.*	1,983	263,005
United Technologies Corp.	20,874	2,717,795
UnitedHealth Group, Inc.	24,402	5,954,332
Universal Health Services, Inc., Class B	2,227	290,379
Unum Group	5,377	180,398
US Bancorp	38,471	2,015,880
Valero Energy Corp.	10,813	925,701
Varian Medical Systems, Inc.*	2,414	328,618
Ventas, Inc. (REIT)	9,485	648,300
Veracyte, Inc.*	31,330	893,218
VeriSign, Inc.*	2,637	551,555
Verisk Analytics, Inc.	4,181	612,349
Verizon Communications, Inc.	106,192	6,066,749
Vertex Pharmaceuticals, Inc.*	6,642	1,218,010
VF Corp.	8,459	738,894
Viacom, Inc., Class B	9,467	282,779
Visa, Inc., Class A	44,639	7,747,098
Vornado Realty Trust (REIT)	4,288	274,861
Vulcan Materials Co.	3,353	460,400
Wabtec Corp. (x)	4,154	298,091
Walgreens Boots Alliance, Inc.	19,955	1,090,940
Walmart, Inc.	35,917	3,968,469
Walt Disney Co. (The)	85,567	11,948,576
Waste Management, Inc.	10,133	1,169,044
Waters Corp.*	1,783	383,773
WEC Energy Group, Inc.	8,066	672,462
WellCare Health Plans, Inc.*	1,319	376,007
Wells Fargo & Co.	103,861	4,914,703
Welltower, Inc. (REIT)	10,398	847,749
Western Digital Corp.	7,576	360,239
Western Union Co. (The)	10,972	218,233
Westrock Co.	6,212	226,552
Weyerhaeuser Co. (REIT)	19,088	502,778
Whirlpool Corp.	1,532	218,096
Williams Cos., Inc. (The)	30,964	868,231
Willis Towers Watson plc	3,302	632,465
WW Grainger, Inc.	1,132	303,636
Wynn Resorts Ltd.	2,574	319,150
Xcel Energy, Inc.	13,148	782,175
Xerox Corp.	4,912	173,934
Xilinx, Inc.	6,473	763,296
Xylem, Inc.	4,739	396,370
Yum! Brands, Inc.	7,735	856,032
Zimmer Biomet Holdings, Inc.	24,142	2,842,479
Zions Bancorp NA	4,659	214,221
Zoetis, Inc.	12,242	1,389,345

		781,502,300

Total Common Stocks (89.6%) (Cost $1,051,365,274)		1,832,053,035

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,6.000% (Cost $—)	509,890	39,150

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/8/19 (x)*	10,976	17,224
Repsol SA, expiring 7/4/19*	60,663	33,648

Total Rights (0.0%) (Cost $51,868)		50,872

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	5,681,232	5,683,504

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $600,130, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $612,000. (xx)	$600,000	600,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $75,037, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $76,521. (xx)	75,020	75,020

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $1,000,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $1,020,000. (xx)	$1,000,000	$1,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,773,785, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,809,261. (xx)	1,773,415	1,773,415
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $5,001,029, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $5,387,840. (xx)	5,000,000	5,000,000
Societe Generale SA, 2.50%, dated 6/28/19, due 7/5/19, repurchase price $5,002,431, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $5,387,840. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		13,448,435

Total Short-Term Investments (0.9%) (Cost $19,131,371)		19,131,939

Total Investments in Securities (90.5%) (Cost $1,070,548,513)		1,851,274,996
Other Assets Less Liabilities (9.5%)		193,645,701

Net Assets (100%)		$2,044,920,697

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $13,665,691 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $24,463,611. This was collateralized by $14,691,528 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $13,448,435 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CHDI	— Clearing House Electronic Subregister System
(CHESS)	Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
CNY	— Chinese Yuan
DKK	— Denmark Krone
EUR	— European Currency Unit
FDR	— Finnish Depositary Receipt
GBP	— British Pound
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
HUF	— Hungary Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$339,741,585	16.6%
Information Technology	270,445,304	13.2
Consumer Discretionary	213,029,384	10.4
Health Care	210,691,024	10.3
Industrials	206,109,843	10.1
Consumer Staples	175,769,752	8.6
Communication Services	162,136,863	7.9
Energy	81,541,020	4.0
Materials	75,722,205	3.7
Real Estate	52,289,143	2.6
Utilities	44,666,934	2.2
Repurchase Agreements	13,448,435	0.7
Investment Company	5,683,504	0.2
Cash and Other	193,645,701	9.5

		100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	83,231	1,808,259	—	(17,262)	682	394,550	2,186,229	106,811	—
BlackRock, Inc.	3,056	1,265,273	—	(73,283)	39,882	202,309	1,434,181	21,054	—
PNC Financial Services Group, Inc. (The)	11,599	1,432,382	—	(85,218)	59,053	186,094	1,592,311	22,906	—

Total		4,505,914	—	(175,763)	99,617	782,953	5,212,721	150,771	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,046	9/2019	EUR	41,224,830	1,124,542
FTSE 100 Index	274	9/2019	GBP	25,641,636	306,659
S&P 500 E-Mini Index	678	9/2019	USD	99,808,380	1,610,909
SPI 200 Index	89	9/2019	AUD	10,245,559	139,674
TOPIX Index	177	9/2019	JPY	25,462,784	(82,629)

					3,099,155

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	70,782	HKD	552,881	Citibank NA	7/3/2019	6
ZAR	372,017	USD	26,360	UBS AG	7/3/2019	52
AUD	1,274,710	USD	879,208	HSBC Bank plc	9/20/2019	17,886
EUR	2,968,949	USD	3,357,683	HSBC Bank plc	9/20/2019	40,047
GBP	1,552,248	USD	1,965,395	HSBC Bank plc	9/20/2019	13,057
JPY	213,289,360	USD	1,981,052	HSBC Bank plc	9/20/2019	9,090

Total unrealized appreciation						80,138

USD	42,846,890	HKD	335,885,341	UBS AG	8/16/2019	(160,196)

Total unrealized depreciation						(160,196)

Net unrealized depreciation						(80,058)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 9,124,058, BRL 32, CHF 47,830, CNY 41,812, DKK 1,485, EUR 36,598,915, GBP 22,786,784, HKD 70,776, HUF 11, ILS 14,833, INR 41,304, JPY 23,295,078, KRW 1, MXN 1, MYR 33, NOK 11,797, NZD 36,883, SEK 9,093, SGD 56,824 and TRY 15.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Argentina	$1,215,129	$—	$—	$1,215,129
Australia	—	47,722,893	—	47,722,893
Austria	—	1,361,434	—	1,361,434
Belgium	—	5,838,986	—	5,838,986
Brazil	31,234,873	—	—	31,234,873
Chile	3,337,111	194,211	—	3,531,322
China	21,419,188	61,621,259	—	83,040,447
Colombia	—	167,731	—	167,731
Denmark	—	10,277,407	—	10,277,407
Egypt	—	2,467,008	—	2,467,008
Finland	—	6,934,650	—	6,934,650
France	—	102,964,957	—	102,964,957
Germany	—	80,207,624	—	80,207,624
Hong Kong	1,467,909	21,614,968	—	23,082,877
Hungary	—	6,065,693	—	6,065,693
India	6,878,748	33,992,469	—	40,871,217
Indonesia	—	15,126,726	—	15,126,726
Ireland	271,128	3,476,368	—	3,747,496
Israel	1,491,315	2,000,035	—	3,491,350
Italy	—	12,947,784	—	12,947,784
Japan	—	180,919,196	—	180,919,196
Luxembourg	—	1,321,515	—	1,321,515
Macau	—	1,437,757	—	1,437,757
Malaysia	—	3,844,607	—	3,844,607
Mexico	16,875,070	117,031	—	16,992,101
Netherlands	3,294,115	27,497,607	—	30,791,722
New Zealand	—	1,492,702	—	1,492,702
Norway	—	4,025,637	—	4,025,637
Peru	7,452,863	—	—	7,452,863
Philippines	—	4,456,532	—	4,456,532
Poland	—	5,640,894	—	5,640,894
Portugal	—	5,583,704	—	5,583,704
Russia	11,558,520	4,426,525	—	15,985,045
Singapore	—	7,970,967	—	7,970,967
South Africa	—	19,259,752	—	19,259,752
South Korea	—	12,105,792	—	12,105,792
Spain	—	22,446,115	—	22,446,115
Sweden	—	21,656,957	—	21,656,957
Switzerland	—	64,468,203	—	64,468,203
Taiwan	—	25,519,903	—	25,519,903
Thailand	—	6,283,098	—	6,283,098
Turkey	—	4,990,822	—	4,990,822
United Arab Emirates	—	122,525	—	122,525
United Kingdom	5,589,975	97,888,022	6,725	103,484,722
United States	779,929,669	1,572,631	—	781,502,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Forward Currency Contracts	$—	$80,138	$—	$80,138
Futures	3,181,784	—	—	3,181,784
Preferred Stock
India	—	39,150	—	39,150
Rights
Spain	—	50,872	—	50,872
Short-Term Investments
Investment Company	5,683,504	—	—	5,683,504
Repurchase Agreements	—	13,448,435	—	13,448,435

Total Assets	$900,880,901	$953,649,292	$6,725	$1,854,536,918

Liabilities:
Forward Currency Contracts	$—	$(160,196)	$—	$(160,196)
Futures	(82,629)	—	—	(82,629)

Total Liabilities	$(82,629)	$(160,196)	$—	$(242,825)

Total	$900,798,272	$953,489,096	$6,725	$1,854,294,093

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$80,138
Equity contracts	Receivables, Net assets – Unrealized appreciation	3,181,784	*

Total		$3,261,922

	Liability Derivatives
Foreign exchange contracts	Payables	$(160,196)
Equity contracts	Payables, Net assets – Unrealized depreciation	(82,629	)*

Total		$(242,825)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(903,839)	$(903,839)
Equity contracts	18,082,524	—	18,082,524

Total	$18,082,524	$(903,839)	$17,178,685

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$300,032	$300,032
Equity contracts	6,999,751	—	6,999,751

Total	$6,999,751	$300,032	$7,299,783

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $62,050,000 and futures contracts with an average notional balance of approximately $181,335,000 during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$6	$—	$—	$6
HSBC Bank plc	80,080	—	—	80,080
UBS AG	52	(52)	—	—

Total	$80,138	$(52)	$—	$80,086

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
UBS AG	$160,196	$(52)	$—	$160,144

Total	$160,196	$(52)	$—	$160,144

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$86,077,887
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$146,558,787

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$865,702,489
Aggregate gross unrealized depreciation	(84,846,226)

Net unrealized appreciation	$780,856,263

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,073,437,830

For the six months ended June 30, 2019, the Portfolio incurred approximately $682 as brokerage commissions with Sanford C. Bernstein & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $3,043,339)	$5,212,721
Unaffiliated Issuers (Cost $1,054,056,739)	1,832,613,840
Repurchase Agreements (Cost $13,448,435)	13,448,435
Cash	102,708,496
Foreign cash (Cost $94,801,700)	92,137,565
Cash held as collateral at broker for futures	9,541,668
Dividends, interest and other receivables	4,562,288
Due from broker for futures variation margin	1,261,537
Receivable for securities sold	717,492
Unrealized appreciation on forward foreign currency contracts	80,138
Receivable for Portfolio shares sold	60,546
Securities lending income receivable	22,604
Other assets	50,206

Total assets	2,062,417,536

LIABILITIES
Payable for return of collateral on securities loaned	13,448,435
Payable for securities purchased	1,159,499
Investment management fees payable	1,106,063
Payable for Portfolio shares redeemed	749,382
Distribution fees payable – Class IB	271,590
Accrued India taxes	233,266
Administrative fees payable	201,028
Unrealized depreciation on forward foreign currency contracts	160,196
Distribution fees payable – Class IA	7,863
Trustees’ fees payable	2,150
Accrued expenses	157,367

Total liabilities	17,496,839

NET ASSETS	$2,044,920,697

Net assets were comprised of:
Paid in capital	$1,288,798,019
Total distributable earnings (loss)	756,122,678

Net assets	$2,044,920,697

Class IA
Net asset value, offering and redemption price per share, $39,023,317 / 2,265,412 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.23

Class IB
Net asset value, offering and redemption price per share, $1,348,550,317 / 78,486,690 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.18

Class K
Net asset value, offering and redemption price per share, $657,347,063 / 38,120,149 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.24

(x)	Includes value of securities on loan of $24,463,611.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($150,771 of dividend income received from affiliates) (net of $2,109,676 foreign withholding tax)	$27,627,581
Interest	1,003,918
Securities lending (net)	162,662

Total income	28,794,161

EXPENSES
Investment management fees	7,198,062
Distribution fees – Class IB	1,638,044
Administrative fees	1,228,176
Custodian fees	305,500
Printing and mailing expenses	75,714
Professional fees	60,882
Distribution fees – Class IA	47,057
Trustees’ fees	29,828
Miscellaneous	91,577

Gross expenses	10,674,840
Less: Waiver from investment manager	(539,134)

Net expenses	10,135,706

NET INVESTMENT INCOME (LOSS)	18,658,455

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($99,617 of realized gain (loss) from affiliates)	26,226,444
Futures contracts	18,082,524
Forward foreign currency contracts	(903,839)
Foreign currency transactions	119,353

Net realized gain (loss)	43,524,482

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $187,220 on unrealized appreciation on investments) ($782,953 of change in unrealized appreciation (depreciation) from affiliates)	214,610,452
Futures contracts	6,999,751
Forward foreign currency contracts	300,032
Foreign currency translations	126,324

Net change in unrealized appreciation (depreciation)	222,036,559

NET REALIZED AND UNREALIZED GAIN (LOSS)	265,561,041

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$284,219,496

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,658,455	$24,037,903
Net realized gain (loss)	43,524,482	147,006,139
Net change in unrealized appreciation (depreciation)	222,036,559	(421,852,805)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	284,219,496	(250,808,763)

Distributions to shareholders:
Class IA	—	(3,397,230)
Class IB	—	(119,729,189)
Class K	—	(56,704,819)

Total distributions to shareholders	—	(179,831,238)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 33,040 and 87,515 shares, respectively ]	543,047	1,621,226
Capital shares issued in reinvestment of dividends and distributions [ 0 and 218,435 shares, respectively ]	—	3,397,230
Capital shares repurchased [ (104,193) and (267,811) shares, respectively ]	(1,723,190)	(4,915,578)

Total Class IA transactions	(1,180,143)	102,878

Class IB
Capital shares sold [ 715,892 and 1,335,552 shares, respectively ]	11,555,320	24,664,208
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,717,996 shares, respectively ]	—	119,729,189
Capital shares repurchased [ (4,707,002) and (9,904,350) shares, respectively ]	(77,217,367)	(181,813,796)

Total Class IB transactions	(65,662,047)	(37,420,399)

Class K
Capital shares sold [ 481,540 and 4,133,066 shares, respectively ]	7,169,262	68,387,715
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,647,092 shares, respectively ]	—	56,704,819
Capital shares repurchased [ (2,215,849) and (8,186,414) shares, respectively ]	(36,336,644)	(153,642,673)

Total Class K transactions	(29,167,382)	(28,550,139)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(96,009,572)	(65,867,660)

TOTAL INCREASE (DECREASE) IN NET ASSETS	188,209,924	(496,507,661)
NET ASSETS:
Beginning of period	1,856,710,773	2,353,218,434

End of period	$2,044,920,697	$1,856,710,773

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.92	$18.72	$15.00	$14.49	$14.89	$14.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.19	0.16	0.16	0.16	0.16
Net realized and unrealized gain (loss)	2.16	(2.40)	3.75	0.49	(0.42)	0.09

Total from investment operations	2.31	(2.21)	3.91	0.65	(0.26)	0.25

Less distributions:
Dividends from net investment income	—	(0.20)	(0.19)	(0.14)	(0.14)	(0.15)
Distributions from net realized gains	—	(1.39)	—	—	—	—

Total dividends and distributions	—	(1.59)	(0.19)	(0.14)	(0.14)	(0.15)

Net asset value, end of period	$17.23	$14.92	$18.72	$15.00	$14.49	$14.89

Total return (b)	15.48%	(12.14)%	26.09%	4.48%	(1.74)%	1.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,023	$34,859	$43,029	$37,523	$39,462	$43,910
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.14%	1.15%	1.15%	1.14%	1.16%
Before waivers and reimbursements (a)(f)	1.15%	1.15%	1.15%	1.17%	1.14%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.80%	1.05%	0.92%	1.13%	1.07%	1.09%
Before waivers and reimbursements (a)(f)	1.75%	1.03%	0.91%	1.11%	1.06%	1.09%
Portfolio turnover rate (z)^	5%	13%	10%	15%	14%	11%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.88	$18.68	$14.97	$14.46	$14.86	$14.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.19	0.16	0.16	0.16	0.17
Net realized and unrealized gain (loss)	2.15	(2.40)	3.74	0.49	(0.42)	0.08

Total from investment operations	2.30	(2.21)	3.90	0.65	(0.26)	0.25

Less distributions:
Dividends from net investment income	—	(0.20)	(0.19)	(0.14)	(0.14)	(0.15)
Distributions from net realized gains	—	(1.39)	—	—	—	—

Total dividends and distributions	—	(1.59)	(0.19)	(0.14)	(0.14)	(0.15)

Net asset value, end of period	$17.18	$14.88	$18.68	$14.97	$14.46	$14.86

Total return (b)	15.46%	(12.17)%	26.08%	4.48%	(1.75)%	1.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,348,550	$1,227,363	$1,556,409	$1,377,314	$1,479,410	$1,672,122
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.14%	1.15%	1.15%	1.14%	1.16%
Before waivers and reimbursements (a)(f)	1.15%	1.15%	1.15%	1.17%	1.14%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.80%	1.05%	0.91%	1.13%	1.07%	1.11%
Before waivers and reimbursements (a)(f)	1.74%	1.04%	0.91%	1.11%	1.07%	1.11%
Portfolio turnover rate (z)^	5%	13%	10%	15%	14%	11%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.92	$18.72	$15.00	$14.49	$14.89	$14.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.24	0.20	0.20	0.20	0.20
Net realized and unrealized gain (loss)	2.15	(2.41)	3.75	0.49	(0.42)	0.09

Total from investment operations	2.32	(2.17)	3.95	0.69	(0.22)	0.29

Less distributions:
Dividends from net investment income	—	(0.24)	(0.23)	(0.18)	(0.18)	(0.19)
Distributions from net realized gains	—	(1.39)	—	—	—	—

Total dividends and distributions	—	(1.63)	(0.23)	(0.18)	(0.18)	(0.19)

Net asset value, end of period	$17.24	$14.92	$18.72	$15.00	$14.49	$14.89

Total return (b)	15.55%	(11.90)%	26.38%	4.74%	(1.49)%	1.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$657,347	$594,488	$753,780	$680,568	$590,114	$558,089
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.89%	0.90%	0.90%	0.89%	0.91%
Before waivers and reimbursements (a)(f)	0.90%	0.90%	0.90%	0.92%	0.89%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.05%	1.28%	1.17%	1.39%	1.30%	1.36%
Before waivers and reimbursements (a)(f)	1.99%	1.27%	1.16%	1.37%	1.30%	1.36%
Portfolio turnover rate (z)^	5%	13%	10%	15%	14%	11%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Exchange Traded Funds	60.9%
Investment Company	36.8
Cash and Other	2.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 1, 2019, the ‘Hypothetical expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/19†	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,081.00	$4.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.50	5.35
Class K
Actual	1,000.00	1,082.00	3.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.71	4.12

†  Commenced operations on February 1, 2019.

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.07% and 0.82%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 150/365 for the actual example (to reflect the actual number of days the Portfolio was in operation in the period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.5%)
iShares Core S&P 500 ETF	4,600	$1,355,850
SPDR S&P 500 ETF Trust	27,600	8,086,800
Vanguard S&P 500 ETF	5,000	1,345,750

Total Equity		10,788,400

Fixed Income (29.4%)
Vanguard Intermediate-Term Corporate Bond ETF	112,000	10,063,200

Total Exchange Traded Funds (60.9%) (Cost $20,420,612)		20,851,600

SHORT-TERM INVESTMENTS:
Investment Companies (36.8%)
Goldman Sachs Financial Square Funds – Government Fund‡	1,917,797	1,917,797
Goldman Sachs Financial Square Funds – Treasury Obligations Fund‡	1,917,632	1,917,632
Goldman Sachs Financial Square Funds – Treasury Solutions Fund‡	1,917,518	1,917,518
JPMorgan Prime Money Market Fund, IM Shares	6,850,278	6,853,018

Total Investment Companies		12,605,965

Total Short-Term Investments (36.8%) (Cost $12,605,373)		12,605,965

Total Investments in Securities (97.7%) (Cost $33,025,985)		33,457,565
Other Assets Less Liabilities (2.3%)		796,828

Net Assets (100%)		$34,254,393

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Investments in companies which were affiliates for the period ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Goldman Sachs Financial Square Funds — Government Fund	1,917,797	—	1,917,797	—	—	—	1,917,797	9,581	—
Goldman Sachs Financial Square Funds — Treasury Obligations Fund	1,917,632	—	1,917,632	—	—	—	1,917,632	9,425	—
Goldman Sachs Financial Square Funds — Treasury Solutions Fund	1,917,518	—	1,917,518	—	—	—	1,917,518	9,307	—

Total		—	5,752,947	—	—	—	5,752,947	28,313	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	75	9/2019	EUR	2,955,891	20,593
FTSE 100 Index	22	9/2019	GBP	2,058,818	(1,630)
Russell 2000 E-Mini Index	26	9/2019	USD	2,037,230	46,436
S&P 500 E-Mini Index	6	9/2019	USD	883,260	14,299
S&P Midcap 400 E-Mini Index	15	9/2019	USD	2,925,000	65,628
TOPIX Index	14	9/2019	JPY	2,014,005	(5,772)

					139,554

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$20,851,600	$—	$—	$20,851,600
Futures	146,956	—	—	146,956
Short-Term Investments
Investment Companies	12,605,965	—	—	12,605,965

Total Assets	$33,604,521	$—	$—	$33,604,521

Liabilities:
Futures	$(7,402)	$—	$—	$(7,402)

Total Liabilities	$(7,402)	$—	$—	$(7,402)

Total	$33,597,119	$—	$—	$33,597,119

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$146,956	*

Total		$146,956

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(7,402	)*

Total		$(7,402)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$265,401	$265,401

Total	$265,401	$265,401

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$139,554	$139,554

Total	$139,554	$139,554

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $7,965,000 for five months during the period ended June 30, 2019.

Investment security transactions for the period ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,107,069
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,138,693

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$578,536
Aggregate gross unrealized depreciation	(7,402)

Net unrealized appreciation	$571,134

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,025,985

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,752,947)	$5,752,947
Unaffiliated Issuers (Cost $27,273,038)	27,704,618
Cash	500,000
Cash held as collateral at broker for futures	636,891
Receivable for securities sold	9,793,032
Receivable for Portfolio shares sold	310,710
Due from broker for futures variation margin	96,734
Dividends, interest and other receivables	64,996
Deferred offering cost	10,884
Receivable from sub-adviser	72
Other assets	4,040

Total assets	44,874,924

LIABILITIES
Payable for securities purchased	10,586,133
Investment management fees payable	9,592
Distribution fees payable – Class IB	4,017
Administrative fees payable	3,014
Trustees’ fees payable	70
Payable for Portfolio shares redeemed	7
Accrued expenses	17,698

Total liabilities	10,620,531

NET ASSETS	$34,254,393

Net assets were comprised of:
Paid in capital	$32,822,079
Total distributable earnings (loss)	1,432,314

Net assets	$34,254,393

Class IB
Net asset value, offering and redemption price per share, $23,543,938 / 2,178,460 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.81

Class K
Net asset value, offering and redemption price per share, $10,710,455 / 990,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.82

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2019* (Unaudited)

INVESTMENT INCOME
Dividends ($28,313 of dividend income received from affiliates)	$212,788
Interest	4,985

Total income	217,773

EXPENSES
Investment management fees	63,205
Professional fees	32,441
Administrative fees	9,733
Distribution fees – Class IB	9,139
Printing and mailing expenses	8,380
Offering costs	7,593
Custodian fees	1,976
Trustees’ fees	156
Miscellaneous	532

Gross expenses	133,155
Less: Waiver from investment manager	(59,138)

Net expenses	74,017

NET INVESTMENT INCOME (LOSS)	143,756

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	452,397
Futures contracts	265,401
Foreign currency transactions	(362)

Net realized gain (loss)	717,436

Change in unrealized appreciation (depreciation) on:
Investments in securities	431,580
Futures contracts	139,554
Foreign currency translations	(12)

Net change in unrealized appreciation (depreciation)	571,122

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,288,558

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,432,314

*	The Portfolio commenced operations on February 1, 2019.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 1, 2019* to June 30, 2019 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$143,756
Net realized gain (loss)	717,436
Net change in unrealized appreciation (depreciation)	571,122

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,432,314

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,186,532 shares]	23,005,579
Capital shares repurchased [ (8,072) shares]	(83,500)

Total Class IB transactions	22,922,079

Class K
Capital shares sold [ 990,000 shares]	9,900,000

Total Class K transactions	9,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	32,822,079

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,254,393
NET ASSETS:
Beginning of period	—

End of period	$34,254,393

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 1, 2019* to June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07
Net realized and unrealized gain (loss)	0.74

Total from investment operations	0.81

Net asset value, end of period	$10.81

Total return (b)	8.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,544
Ratio of expenses to average net assets:
After waivers (a)(f)	1.07	%(j)
Before waivers (a)(f)	1.63%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.67	%(l)
Before waivers (a)(f)	1.11	%(l)
Portfolio turnover rate (z)^	81%

Class K	February 1, 2019* to June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08
Net realized and unrealized gain (loss)	0.74

Total from investment operations	0.82

Net asset value, end of period	$10.82

Total return (b)	8.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,710
Ratio of expenses to average net assets:
After waivers (a)(f)	0.82	%(j)
Before waivers (a)(f)	1.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.95	%(l)
Before waivers (a)(f)	1.26	%(l)
Portfolio turnover rate (z)^	81%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	16.9%
Real Estate	13.2
Utilities	10.8
Industrials	10.6
Information Technology	8.8
Consumer Discretionary	8.6
Health Care	7.8
Materials	6.8
Energy	6.0
Consumer Staples	5.3
Communication Services	3.0
Repurchase Agreements	0.2
Cash and Other	2.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,202.50	$5.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.46

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.09%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Diversified Telecommunication Services (0.4%)
CenturyLink, Inc.	36,287	$426,735

Entertainment (0.6%)
Live Nation Entertainment, Inc.*	9,114	603,803

Media (2.0%)
Fox Corp., Class A	33,130	1,213,883
Liberty Media Corp.-Liberty SiriusXM, Class A*	19,837	750,037

		1,963,920

Total Communication Services		2,994,458

Consumer Discretionary (8.6%)
Auto Components (0.8%)
Aptiv plc	9,211	744,525

Hotels, Restaurants & Leisure (3.2%)
MGM Resorts International	33,229	949,352
Restaurant Brands International, Inc.	9,465	658,196
Royal Caribbean Cruises Ltd.	10,462	1,268,099
Wynn Resorts Ltd.	2,433	301,668

		3,177,315

Household Durables (0.9%)
DR Horton, Inc.	19,808	854,319

Internet & Direct Marketing Retail (0.7%)
Expedia Group, Inc.	5,564	740,179

Multiline Retail (0.9%)
Dollar General Corp.	6,751	912,465

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	4,839	745,884
Burlington Stores, Inc.*	2,495	424,524

		1,170,408

Textiles, Apparel & Luxury Goods (0.9%)
Capri Holdings Ltd.*	6,992	242,483
PVH Corp.	7,074	669,483

		911,966

Total Consumer Discretionary		8,511,177

Consumer Staples (5.3%)
Beverages (1.3%)
Coca-Cola European Partners plc	13,747	776,705
Constellation Brands, Inc., Class A	2,641	520,119

		1,296,824

Food & Staples Retailing (1.6%)
Grocery Outlet Holding Corp.*	15,433	507,437
US Foods Holding Corp.*	30,138	1,077,735

		1,585,172

Food Products (2.4%)
Bunge Ltd.	7,790	433,981
Conagra Brands, Inc.	20,797	551,537
Lamb Weston Holdings, Inc.	10,961	694,489
Nomad Foods Ltd.*	31,348	669,593

		2,349,600

Total Consumer Staples		5,231,596

Energy (6.0%)
Oil, Gas & Consumable Fuels (6.0%)
Cheniere Energy, Inc.*	18,311	1,253,388
Concho Resources, Inc.	8,736	901,380
Diamondback Energy, Inc.	11,204	1,220,900
Hess Corp.	6,714	426,809
Marathon Petroleum Corp.	12,833	717,108
Parsley Energy, Inc., Class A*	30,416	578,208
Viper Energy Partners LP	27,763	855,656

Total Energy		5,953,449

Financials (16.9%)
Banks (6.3%)
Citizens Financial Group, Inc.	31,464	1,112,567
Comerica, Inc.	8,291	602,258
First Republic Bank	8,509	830,904
M&T Bank Corp.	10,530	1,790,837
SunTrust Banks, Inc.	18,867	1,185,791
Synovus Financial Corp.	20,440	715,400

		6,237,757

Capital Markets (3.1%)
Cboe Global Markets, Inc.	5,485	568,410
Evercore, Inc., Class A	5,012	443,913
Northern Trust Corp.	7,996	719,640
Raymond James Financial, Inc.	9,132	772,111
T. Rowe Price Group, Inc.	5,527	606,367

		3,110,441

Insurance (7.0%)
American Financial Group, Inc.	5,747	588,895
Arch Capital Group Ltd.*	22,988	852,395
Hanover Insurance Group, Inc. (The)	3,117	399,911
Hartford Financial Services Group, Inc. (The)	17,775	990,423
Lincoln National Corp.	10,038	646,949
Markel Corp.*	841	916,354
Reinsurance Group of America, Inc.	4,485	699,794
Torchmark Corp.	7,739	692,331
Willis Towers Watson plc	5,976	1,144,643

		6,931,695

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Starwood Property Trust, Inc. (REIT)	21,616	491,116

Total Financials		16,771,009

Health Care (7.8%)
Biotechnology (0.7%)
Alder Biopharmaceuticals, Inc. (x)*	22,263	262,035
BioMarin Pharmaceutical, Inc.*	5,084	435,445

		697,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (3.9%)
Cooper Cos., Inc. (The)	4,596	$1,548,347
Dentsply Sirona, Inc.	7,984	465,946
Zimmer Biomet Holdings, Inc.	16,019	1,886,077

		3,900,370

Health Care Providers & Services (1.0%)
Laboratory Corp. of America Holdings*	5,805	1,003,685

Health Care Technology (0.4%)
Change Healthcare, Inc.*	27,028	394,609

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	15,197	1,134,760

Pharmaceuticals (0.6%)
Elanco Animal Health, Inc.*	17,078	577,236

Total Health Care		7,708,140

Industrials (10.6%)
Aerospace & Defense (1.9%)
L3 Technologies, Inc.	7,682	1,883,396

Airlines (0.6%)
JetBlue Airways Corp.*	32,329	597,763

Electrical Equipment (1.2%)
AMETEK, Inc.	8,354	758,878
Rockwell Automation, Inc.	3,010	493,128

		1,252,006

Industrial Conglomerates (0.9%)
Carlisle Cos., Inc.	6,170	866,330

Machinery (5.2%)
Flowserve Corp.	13,024	686,235
Fortive Corp.	9,781	797,347
Ingersoll-Rand plc	4,001	506,807
ITT, Inc.	24,680	1,616,046
Stanley Black & Decker, Inc.	10,476	1,514,934

		5,121,369

Road & Rail (0.8%)
Old Dominion Freight Line, Inc.	5,231	780,779

Total Industrials		10,501,643

Information Technology (8.8%)
Communications Equipment (1.5%)
F5 Networks, Inc.*	3,520	512,618
Viavi Solutions, Inc.*	71,543	950,806

		1,463,424

Electronic Equipment, Instruments & Components (0.5%)
National Instruments Corp.	11,505	483,095

IT Services (2.4%)
Alliance Data Systems Corp.	2,891	405,116
Fidelity National Information Services, Inc.	11,297	1,385,916
GoDaddy, Inc., Class A*	8,440	592,066

		2,383,098

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	8,867	269,291
Analog Devices, Inc.	4,001	451,593
Marvell Technology Group Ltd.	61,729	1,473,471
NXP Semiconductors NV	5,154	503,082

		2,697,437

Software (1.2%)
Citrix Systems, Inc.	7,581	743,999
PTC, Inc.*	4,823	432,913

		1,176,912

Technology Hardware, Storage & Peripherals (0.5%)
Western Digital Corp.	11,434	543,686

Total Information Technology		8,747,652

Materials (6.8%)
Chemicals (2.8%)
Celanese Corp.	11,382	1,226,979
Corteva, Inc.*	23,507	695,102
WR Grace & Co.	11,042	840,407

		2,762,488

Construction Materials (1.3%)
Martin Marietta Materials, Inc.	5,510	1,267,906

Containers & Packaging (1.4%)
Ball Corp.	7,977	558,310
Packaging Corp. of America	8,413	801,927

		1,360,237

Metals & Mining (1.3%)
Freeport-McMoRan, Inc.	61,851	718,090
Newmont Goldcorp Corp.	15,501	596,324

		1,314,414

Total Materials		6,705,045

Real Estate (13.2%)
Equity Real Estate Investment Trusts (REITs) (12.7%)
Alexandria Real Estate Equities, Inc. (REIT)	9,119	1,286,600
AvalonBay Communities, Inc. (REIT)	7,608	1,545,793
Boston Properties, Inc. (REIT)	6,838	882,102
Camden Property Trust (REIT)	11,921	1,244,433
CyrusOne, Inc. (REIT)	11,994	692,294
Equity LifeStyle Properties, Inc. (REIT)	9,255	1,123,002
Essex Property Trust, Inc. (REIT)	3,717	1,085,104
Extra Space Storage, Inc. (REIT)	4,462	473,418
HCP, Inc. (REIT)	18,239	583,283
Hudson Pacific Properties, Inc. (REIT)	15,104	502,510
Prologis, Inc. (REIT)	7,629	611,083
Ryman Hospitality Properties, Inc. (REIT)	5,826	472,430
SBA Communications Corp. (REIT)*	2,170	487,903
Ventas, Inc. (REIT)	24,050	1,643,817

		12,633,772

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.5%)
Cushman & Wakefield plc*	25,510	$456,119

Total Real Estate		13,089,891

Utilities (10.8%)
Electric Utilities (2.4%)
PG&E Corp.*	10,496	240,568
Xcel Energy, Inc.	35,785	2,128,850

		2,369,418

Gas Utilities (1.2%)
Atmos Energy Corp.	11,596	1,224,074

Multi-Utilities (6.1%)
Ameren Corp.	15,666	1,176,673
CMS Energy Corp.	27,252	1,578,163
Public Service Enterprise Group, Inc.	22,453	1,320,686
Sempra Energy	14,560	2,001,126

		6,076,648

Water Utilities (1.1%)
American Water Works Co., Inc.	9,424	1,093,184

Total Utilities		10,763,324

Total Common Stocks (97.8%) (Cost $89,820,844)		96,977,384

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $100,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $102,000. (xx)	$100,000	100,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $104,472, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $106,561. (xx)	104,450	104,450

Total Repurchase Agreements		204,450

Total Short-Term Investments (0.2%) (Cost $204,450)		204,450

Total Investments in Securities (98.0%) (Cost $90,025,294)		97,181,834
Other Assets Less Liabilities (2.0%)		1,953,491

Net Assets (100%)		$99,135,325

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $204,798. This was collateralized by cash of $204,450 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,994,458	$—	$—	$2,994,458
Consumer Discretionary	8,511,177	—	—	8,511,177
Consumer Staples	5,231,596	—	—	5,231,596
Energy	5,953,449	—	—	5,953,449
Financials	16,771,009	—	—	16,771,009
Health Care	7,708,140	—	—	7,708,140
Industrials	10,501,643	—	—	10,501,643
Information Technology	8,747,652	—	—	8,747,652
Materials	6,705,045	—	—	6,705,045
Real Estate	13,089,891	—	—	13,089,891
Utilities	10,763,324	—	—	10,763,324
Short-Term Investments
Repurchase Agreements	—	204,450	—	204,450

Total Assets	$96,977,384	$204,450	$—	$97,181,834

Total Liabilities	$—	$—	$—	$—

Total	$96,977,384	$204,450	$—	$97,181,834

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$48,832,935
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$50,038,588

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,118,310
Aggregate gross unrealized depreciation	(1,982,097)

Net unrealized appreciation	$7,136,213

Federal income tax cost of investments in securities and derivative instruments, if applicable	$90,045,621

For the six months ended June 30, 2019, the Portfolio incurred approximately $664 as brokerage commissions with Liquidnet Inc. and $913 as brokerage commissions with Sanford C. Bernstein & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $89,820,844)	$96,977,384
Repurchase Agreements (Cost $204,450)	204,450
Cash	2,377,660
Receivable for securities sold	6,149,464
Dividends, interest and other receivables	164,549
Receivable for Portfolio shares sold	19,848
Deferred offering cost	5,733
Securities lending income receivable	1,073
Other assets	1,187

Total assets	105,901,348

LIABILITIES
Payable for securities purchased	6,416,243
Payable for return of collateral on securities loaned	204,450
Investment management fees payable	51,260
Payable for Portfolio shares redeemed	41,090
Distribution fees payable – Class IB	19,974
Administrative fees payable	7,612
Accrued expenses	25,394

Total liabilities	6,766,023

NET ASSETS	$99,135,325

Net assets were comprised of:
Paid in capital	$90,898,487
Total distributable earnings (loss)	8,236,838

Net assets	$99,135,325

Class IB
Net asset value, offering and redemption price per share, $99,135,325 / 5,457,589 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.16

(x)	Includes value of securities on loan of $204,798.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,942 foreign withholding tax)	$865,019
Interest	25,559
Securities lending (net)	4,285

Total income	894,863

EXPENSES
Investment management fees	362,193
Distribution fees – Class IB	117,595
Administrative fees	45,031
Professional fees	20,464
Printing and mailing expenses	11,832
Offering costs	9,180
Custodian fees	4,959
Trustees’ fees	1,407
Tax expense	152
Miscellaneous	273

Gross expenses	573,086
Less: Waiver from investment manager	(59,998)

Net expenses	513,088

NET INVESTMENT INCOME (LOSS)	381,775

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,821,804
Net change in unrealized appreciation (depreciation) on investments in securities	14,829,553

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,651,357

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,033,132

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$381,775	$179,615
Net realized gain (loss)	1,821,804	(1,147,995)
Net change in unrealized appreciation (depreciation)	14,829,553	(7,673,013)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,033,132	(8,641,393)

Distributions to shareholders:
Class IB	—	(202,318)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 199,827 and 184,100 shares, respectively ]	3,381,107	2,975,179
Capital shares sold in-kind (Note 8) [ 0 and 5,531,990 shares, respectively ]	—	92,328,912
Capital shares issued in reinvestment of dividends [ 0 and 12,700 shares, respectively ]	—	202,318
Capital shares repurchased [ (343,817) and (127,211) shares, respectively ]	(5,891,094)	(2,050,518)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,509,987)	93,455,891

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,523,145	84,612,180
NET ASSETS:
Beginning of period	84,612,180	—

End of period	$99,135,325	$84,612,180

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$15.11		$16.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.03
Net realized and unrealized gain (loss)	2.98		(1.57)

Total from investment operations	3.05		(1.54)

Less distributions:
Dividends from net investment income	—		(0.04)

Net asset value, end of period	$18.16		$15.11

Total return (b)	20.25%		(9.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$99,135		$84,612
Ratio of expenses to average net assets:
After waivers (a)(f)	1.09	%(j)	1.09	%(j)
Before waivers (a)(f)	1.22%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.81%		1.03	%(l)
Before waivers (a)(f)	0.68%		0.81	%(l)
Portfolio turnover rate (z)^	54%		16%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
U.S. Treasury Obligations	40.8%
Investment Company	24.9
Information Technology	6.5
Health Care	4.3
Financials	3.8
Consumer Discretionary	3.1
Communication Services	3.1
Industrials	2.8
Consumer Staples	2.2
Energy	1.5
Utilities	1.0
Real Estate	0.9
Materials	0.8
Repurchase Agreements	0.0 #
Cash and Other	4.3

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,113.57	$6.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.05	5.80

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.16%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	53,900	$1,806,189
CenturyLink, Inc.	7,100	83,496
Verizon Communications, Inc.	30,600	1,748,178

		3,637,863

Entertainment (0.6%)
Activision Blizzard, Inc.	5,700	269,040
Electronic Arts, Inc.*	2,200	222,772
Netflix, Inc.*	3,200	1,175,424
Take-Two Interactive Software, Inc.*	800	90,824
Viacom, Inc., Class B	2,600	77,662
Walt Disney Co. (The)	12,863	1,796,189

		3,631,911

Interactive Media & Services (1.4%)
Alphabet, Inc., Class A*	2,200	2,382,160
Alphabet, Inc., Class C*	2,300	2,486,093
Facebook, Inc., Class A*	17,800	3,435,400
TripAdvisor, Inc.*	800	37,032
Twitter, Inc.*	5,400	188,460

		8,529,145

Media (0.5%)
CBS Corp. (Non-Voting), Class B	2,600	129,740
Charter Communications, Inc., Class A*	1,300	513,734
Comcast Corp., Class A	33,500	1,416,380
Discovery, Inc., Class A (x)*	1,200	36,840
Discovery, Inc., Class C*	2,700	76,815
Fox Corp., Class A	2,633	96,473
Fox Corp., Class B	1,200	43,836
Interpublic Group of Cos., Inc. (The)	2,900	65,511
News Corp., Class A	2,800	37,772
News Corp., Class B	900	12,564
Omnicom Group, Inc.	1,600	131,120

		2,560,785

Total Communication Services		18,359,704

Consumer Discretionary (3.1%)
Auto Components (0.1%)
Aptiv plc	1,900	153,577
BorgWarner, Inc.	1,500	62,970

		216,547

Automobiles (0.1%)
Ford Motor Co.	29,000	296,670
General Motors Co.	9,700	373,741
Harley-Davidson, Inc.	1,200	42,996

		713,407

Distributors (0.0%)
Genuine Parts Co.	1,100	113,938
LKQ Corp.*	2,300	61,203

		175,141

Diversified Consumer Services (0.0%)
H&R Block, Inc.	1,500	43,950

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	3,000	139,650
Chipotle Mexican Grill, Inc.*	200	146,576
Darden Restaurants, Inc.	900	109,557
Hilton Worldwide Holdings, Inc.	2,200	215,028
Marriott International, Inc., Class A	2,000	280,580
McDonald’s Corp.	5,600	1,162,896
MGM Resorts International	3,800	108,566
Norwegian Cruise Line Holdings Ltd.*	1,600	85,808
Royal Caribbean Cruises Ltd.	1,300	157,573
Starbucks Corp.	8,900	746,087
Wynn Resorts Ltd.	700	86,793
Yum! Brands, Inc.	2,300	254,541

		3,493,655

Household Durables (0.1%)
DR Horton, Inc.	2,500	107,825
Garmin Ltd.	900	71,820
Leggett & Platt, Inc.	1,000	38,370
Lennar Corp., Class A	2,100	101,766
Mohawk Industries, Inc.*	500	73,735
Newell Brands, Inc.	2,900	44,718
PulteGroup, Inc.	1,900	60,078
Whirlpool Corp.	500	71,180

		569,492

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	3,100	5,870,253
Booking Holdings, Inc.*	300	562,413
eBay, Inc.	6,100	240,950
Expedia Group, Inc.	900	119,727

		6,793,343

Leisure Products (0.0%)
Hasbro, Inc.	900	95,112

Multiline Retail (0.2%)
Dollar General Corp.	1,900	256,804
Dollar Tree, Inc.*	1,800	193,302
Kohl’s Corp.	1,200	57,060
Macy’s, Inc.	2,300	49,358
Nordstrom, Inc.	800	25,488
Target Corp.	3,800	329,118

		911,130

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	500	77,070
AutoZone, Inc.*	200	219,894
Best Buy Co., Inc.	1,700	118,541
CarMax, Inc.*	1,200	104,196
Foot Locker, Inc.	800	33,536
Gap, Inc. (The)	1,600	28,752
Home Depot, Inc. (The)	8,100	1,684,557
L Brands, Inc.	1,700	44,370
Lowe’s Cos., Inc.	5,800	585,278
O’Reilly Automotive, Inc.*	600	221,592
Ross Stores, Inc.	2,700	267,624

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tiffany & Co.	800	$74,912
TJX Cos., Inc. (The)	9,000	475,920
Tractor Supply Co.	900	97,920
Ulta Beauty, Inc.*	400	138,756

		4,172,918

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	1,100	38,148
Hanesbrands, Inc.	2,700	46,494
NIKE, Inc., Class B	9,300	780,735
PVH Corp.	600	56,784
Ralph Lauren Corp.	400	45,436
Tapestry, Inc.	2,100	66,633
Under Armour, Inc., Class A*	1,400	35,490
Under Armour, Inc., Class C*	1,400	31,080
VF Corp.	2,400	209,640

		1,310,440

Total Consumer Discretionary		18,495,135

Consumer Staples (2.2%)
Beverages (0.6%)
Brown-Forman Corp., Class B	1,200	66,516
Coca-Cola Co. (The)	28,400	1,446,128
Constellation Brands, Inc., Class A	1,200	236,328
Molson Coors Brewing Co., Class B	1,400	78,400
Monster Beverage Corp.*	2,900	185,107
PepsiCo, Inc.	10,400	1,363,752

		3,376,231

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	3,200	845,632
Kroger Co. (The)	6,000	130,260
Sysco Corp.	3,500	247,520
Walgreens Boots Alliance, Inc.	5,700	311,619
Walmart, Inc.	10,300	1,138,047

		2,673,078

Food Products (0.3%)
Archer-Daniels-Midland Co.	4,100	167,280
Campbell Soup Co. (x)	1,400	56,098
Conagra Brands, Inc.	3,600	95,472
General Mills, Inc.	4,400	231,088
Hershey Co. (The)	1,000	134,030
Hormel Foods Corp.	2,000	81,080
JM Smucker Co. (The)	800	92,152
Kellogg Co.	1,800	96,426
Kraft Heinz Co. (The)	4,600	142,784
Lamb Weston Holdings, Inc.	1,100	69,696
McCormick & Co., Inc. (Non-Voting)	900	139,509
Mondelez International, Inc., Class A	10,600	571,340
Tyson Foods, Inc., Class A	2,200	177,628

		2,054,583

Household Products (0.5%)
Church & Dwight Co., Inc.	1,800	131,508
Clorox Co. (The)	900	137,799
Colgate-Palmolive Co.	6,300	451,521
Kimberly-Clark Corp.	2,500	333,200
Procter & Gamble Co. (The)	18,500	2,028,525

		3,082,553

Personal Products (0.1%)
Coty, Inc., Class A	2,210	29,614
Estee Lauder Cos., Inc. (The), Class A	1,600	292,976

		322,590

Tobacco (0.3%)
Altria Group, Inc.	13,800	653,430
Philip Morris International, Inc.	11,500	903,095

		1,556,525

Total Consumer Staples		13,065,560

Energy (1.5%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co.	3,800	93,594
Halliburton Co.	6,500	147,810
Helmerich & Payne, Inc.	800	40,496
National Oilwell Varco, Inc.	2,900	64,467
Schlumberger Ltd.	10,200	405,348
TechnipFMC plc	3,100	80,414

		832,129

Oil, Gas & Consumable Fuels (1.4%)
Anadarko Petroleum Corp.	3,700	261,072
Apache Corp.	2,800	81,116
Cabot Oil & Gas Corp.	3,100	71,176
Chevron Corp.	14,100	1,754,604
Cimarex Energy Co.	700	41,531
Concho Resources, Inc.	1,500	154,770
ConocoPhillips	8,400	512,400
Devon Energy Corp.	3,100	88,412
Diamondback Energy, Inc.	1,100	119,867
EOG Resources, Inc.	4,300	400,588
Exxon Mobil Corp.	31,300	2,398,519
Hess Corp.	1,900	120,783
HollyFrontier Corp.	1,200	55,536
Kinder Morgan, Inc.	14,400	300,672
Marathon Oil Corp.	6,000	85,260
Marathon Petroleum Corp.	4,900	273,812
Noble Energy, Inc.	3,500	78,400
Occidental Petroleum Corp.	5,500	276,540
ONEOK, Inc.	3,000	206,430
Phillips 66	3,100	289,974
Pioneer Natural Resources Co.	1,200	184,632
Valero Energy Corp.	3,100	265,391
Williams Cos., Inc. (The)	9,000	252,360

		8,273,845

Total Energy		9,105,974

Financials (3.8%)
Banks (1.6%)
Bank of America Corp.	65,300	1,893,700
BB&T Corp.	5,700	280,041
Citigroup, Inc.	17,100	1,197,513
Citizens Financial Group, Inc.	3,400	120,224

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Comerica, Inc.	1,100	$79,904
Fifth Third Bancorp	5,400	150,660
Huntington Bancshares, Inc.	7,700	106,414
JPMorgan Chase & Co.	24,000	2,683,200
KeyCorp	7,400	131,350
M&T Bank Corp.	1,000	170,070
People’s United Financial, Inc.	2,900	48,662
PNC Financial Services Group, Inc. (The)	3,300	453,024
Regions Financial Corp.	7,500	112,050
SunTrust Banks, Inc.	3,300	207,405
SVB Financial Group*	400	89,836
US Bancorp	11,100	581,640
Wells Fargo & Co.	29,900	1,414,868
Zions Bancorp NA	1,300	59,774

		9,780,335

Capital Markets (0.7%)
Affiliated Managers Group, Inc.	400	36,856
Ameriprise Financial, Inc.	1,000	145,160
Bank of New York Mellon Corp. (The)	6,500	286,975
BlackRock, Inc.	900	422,370
Cboe Global Markets, Inc.	800	82,904
Charles Schwab Corp. (The)	8,800	353,672
CME Group, Inc.	2,600	504,686
E*TRADE Financial Corp.	1,800	80,280
Franklin Resources, Inc.	2,200	76,560
Intercontinental Exchange, Inc.	4,200	360,948
Invesco Ltd.	3,000	61,380
Moody’s Corp.	1,200	234,372
Morgan Stanley	9,400	411,814
MSCI, Inc.	600	143,274
Nasdaq, Inc.	900	86,553
Northern Trust Corp.	1,600	144,000
Raymond James Financial, Inc.	900	76,095
S&P Global, Inc.	1,800	410,022
State Street Corp.	2,800	156,968
T. Rowe Price Group, Inc.	1,700	186,507

		4,261,396

Consumer Finance (0.2%)
American Express Co.	5,100	629,544
Capital One Financial Corp.	3,500	317,590
Discover Financial Services	2,400	186,216
Synchrony Financial	4,700	162,949

		1,296,299

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	14,300	3,048,331
Jefferies Financial Group, Inc.	1,900	36,537

		3,084,868

Insurance (0.8%)
Aflac, Inc.	5,500	301,455
Allstate Corp. (The)	2,500	254,225
American International Group, Inc.	6,400	340,992
Aon plc	1,800	347,364
Arthur J Gallagher & Co.	1,400	122,626
Assurant, Inc.	500	53,190
Chubb Ltd.	3,400	500,786
Cincinnati Financial Corp.	1,100	114,037
Everest Re Group Ltd.	300	74,154
Hartford Financial Services Group, Inc. (The)	2,700	150,444
Lincoln National Corp.	1,500	96,675
Loews Corp.	2,000	109,340
Marsh & McLennan Cos., Inc.	3,800	379,050
MetLife, Inc.	7,000	347,690
Principal Financial Group, Inc.	1,900	110,048
Progressive Corp. (The)	4,300	343,699
Prudential Financial, Inc.	3,000	303,000
Torchmark Corp.	700	62,622
Travelers Cos., Inc. (The)	1,900	284,088
Unum Group	1,600	53,680
Willis Towers Watson plc	1,000	191,540

		4,540,705

Total Financials		22,963,603

Health Care (4.3%)
Biotechnology (0.7%)
AbbVie, Inc.	10,900	792,648
Alexion Pharmaceuticals, Inc.*	1,700	222,666
Amgen, Inc.	4,500	829,260
Biogen, Inc.*	1,400	327,418
Celgene Corp.*	5,200	480,688
Gilead Sciences, Inc.	9,400	635,064
Incyte Corp.*	1,300	110,448
Regeneron Pharmaceuticals, Inc.*	600	187,800
Vertex Pharmaceuticals, Inc.*	1,900	348,422

		3,934,414

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	13,000	1,093,300
ABIOMED, Inc.*	300	78,147
Align Technology, Inc.*	500	136,850
Baxter International, Inc.	3,500	286,650
Becton Dickinson and Co.	2,000	504,020
Boston Scientific Corp.*	10,300	442,694
Cooper Cos., Inc. (The)	400	134,756
Danaher Corp.	4,700	671,724
Dentsply Sirona, Inc.	1,700	99,212
Edwards Lifesciences Corp.*	1,500	277,110
Hologic, Inc.*	2,000	96,040
IDEXX Laboratories, Inc.*	600	165,198
Intuitive Surgical, Inc.*	900	472,095
Medtronic plc	9,900	964,161
ResMed, Inc.	1,100	134,233
Stryker Corp.	2,300	472,834
Teleflex, Inc.	300	99,345
Varian Medical Systems, Inc.*	700	95,291
Zimmer Biomet Holdings, Inc.	1,500	176,610

		6,400,270

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	1,100	93,786
Anthem, Inc.	1,900	536,199
Cardinal Health, Inc.	2,200	103,620
Centene Corp.*	3,100	162,564
Cigna Corp.	2,824	444,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CVS Health Corp.	9,643	$525,447
DaVita, Inc.*	900	50,634
HCA Healthcare, Inc.	2,000	270,340
Henry Schein, Inc.*	1,100	76,890
Humana, Inc.	1,000	265,300
Laboratory Corp. of America Holdings*	700	121,030
McKesson Corp.	1,400	188,146
Quest Diagnostics, Inc.	1,000	101,810
UnitedHealth Group, Inc.	7,000	1,708,070
Universal Health Services, Inc., Class B	600	78,234
WellCare Health Plans, Inc.*	400	114,028

		4,841,019

Health Care Technology (0.0%)
Cerner Corp.	2,400	175,920

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,300	171,741
Illumina, Inc.*	1,100	404,965
IQVIA Holdings, Inc.*	1,200	193,080
Mettler-Toledo International, Inc.*	200	168,000
PerkinElmer, Inc.	800	77,072
Thermo Fisher Scientific, Inc.	3,000	881,040
Waters Corp.*	500	107,620

		2,003,518

Pharmaceuticals (1.4%)
Allergan plc	2,300	385,089
Bristol-Myers Squibb Co.	12,100	548,735
Eli Lilly & Co.	6,400	709,056
Johnson & Johnson	19,600	2,729,888
Merck & Co., Inc.	19,000	1,593,150
Mylan NV*	3,800	72,352
Nektar Therapeutics*	1,300	46,254
Perrigo Co. plc	900	42,858
Pfizer, Inc.	41,000	1,776,120
Zoetis, Inc.	3,500	397,215

		8,300,717

Total Health Care		25,655,858

Industrials (2.8%)
Aerospace & Defense (0.8%)
Arconic, Inc.	3,000	77,460
Boeing Co. (The)	3,900	1,419,639
General Dynamics Corp.	2,000	363,640
Harris Corp.	900	170,217
Huntington Ingalls Industries, Inc.	300	67,422
L3 Technologies, Inc.	600	147,102
Lockheed Martin Corp.	1,800	654,372
Northrop Grumman Corp.	1,300	420,043
Raytheon Co.	2,100	365,148
Textron, Inc.	1,700	90,168
TransDigm Group, Inc.*	400	193,520
United Technologies Corp.	6,000	781,200

		4,749,931

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,000	84,350
Expeditors International of Washington, Inc.	1,300	98,618
FedEx Corp.	1,800	295,542
United Parcel Service, Inc., Class B	5,200	537,004

		1,015,514

Airlines (0.1%)
Alaska Air Group, Inc.	900	57,519
American Airlines Group, Inc.	2,900	94,569
Delta Air Lines, Inc.	4,400	249,700
Southwest Airlines Co.	3,600	182,808
United Continental Holdings, Inc.*	1,600	140,080

		724,676

Building Products (0.1%)
Allegion plc	700	77,385
AO Smith Corp.	1,000	47,160
Fortune Brands Home & Security, Inc.	1,000	57,130
Johnson Controls International plc	5,900	243,729
Masco Corp.	2,200	86,328

		511,732

Commercial Services & Supplies (0.1%)
Cintas Corp.	600	142,374
Copart, Inc.*	1,500	112,110
Republic Services, Inc.	1,600	138,624
Rollins, Inc.	1,150	41,251
Waste Management, Inc.	2,900	334,573

		768,932

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	800	67,512
Quanta Services, Inc.	1,000	38,190

		105,702

Electrical Equipment (0.1%)
AMETEK, Inc.	1,700	154,428
Eaton Corp. plc	3,100	258,168
Emerson Electric Co.	4,500	300,240
Rockwell Automation, Inc.	900	147,447

		860,283

Industrial Conglomerates (0.4%)
3M Co.	4,300	745,362
General Electric Co.	64,400	676,200
Honeywell International, Inc.	5,400	942,786
Roper Technologies, Inc.	800	293,008

		2,657,356

Machinery (0.5%)
Caterpillar, Inc.	4,200	572,418
Cummins, Inc.	1,100	188,474
Deere & Co.	2,300	381,133
Dover Corp.	1,100	110,220
Flowserve Corp.	1,000	52,690
Fortive Corp.	2,200	179,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Illinois Tool Works, Inc.	2,200	$331,782
Ingersoll-Rand plc	1,800	228,006
PACCAR, Inc.	2,600	186,316
Parker-Hannifin Corp.	900	153,009
Pentair plc	1,200	44,640
Snap-on, Inc.	400	66,256
Stanley Black & Decker, Inc.	1,100	159,071
Wabtec Corp. (x)	1,229	88,193
Xylem, Inc.	1,300	108,732

		2,850,284

Professional Services (0.1%)
Equifax, Inc.	900	121,716
IHS Markit Ltd.*	2,700	172,044
Nielsen Holdings plc	2,600	58,760
Robert Half International, Inc.	900	51,309
Verisk Analytics, Inc.	1,200	175,752

		579,581

Road & Rail (0.3%)
CSX Corp.	5,700	441,009
JB Hunt Transport Services, Inc.	600	54,846
Kansas City Southern	700	85,274
Norfolk Southern Corp.	2,000	398,660
Union Pacific Corp.	5,200	879,372

		1,859,161

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,200	136,878
United Rentals, Inc.*	600	79,578
WW Grainger, Inc.	300	80,469

		296,925

Total Industrials		16,980,077

Information Technology (6.5%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	400	103,848
Cisco Systems, Inc.	31,600	1,729,468
F5 Networks, Inc.*	400	58,252
Juniper Networks, Inc.	2,500	66,575
Motorola Solutions, Inc.	1,200	200,076

		2,158,219

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	2,200	211,068
Corning, Inc.	5,800	192,734
FLIR Systems, Inc.	1,000	54,100
IPG Photonics Corp.*	300	46,275
Keysight Technologies, Inc.*	1,400	125,734
TE Connectivity Ltd.	2,500	239,450

		869,361

IT Services (1.6%)
Accenture plc, Class A	4,700	868,419
Akamai Technologies, Inc.*	1,200	96,168
Alliance Data Systems Corp.	300	42,039
Automatic Data Processing, Inc.	3,200	529,056
Broadridge Financial Solutions, Inc.	900	114,912
Cognizant Technology Solutions Corp., Class A	4,200	266,238
DXC Technology Co.	2,000	110,300
Fidelity National Information Services, Inc.	2,400	294,432
Fiserv, Inc.*	2,900	264,364
FleetCor Technologies, Inc.*	600	168,510
Gartner, Inc.*	700	112,658
Global Payments, Inc.	1,200	192,156
International Business Machines Corp.	6,600	910,140
Jack Henry & Associates, Inc.	600	80,352
Mastercard, Inc., Class A	6,600	1,745,898
Paychex, Inc.	2,400	197,496
PayPal Holdings, Inc.*	8,700	995,802
Total System Services, Inc.	1,200	153,924
VeriSign, Inc.*	800	167,328
Visa, Inc., Class A	12,800	2,221,440
Western Union Co. (The)	3,200	63,648

		9,595,280

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	6,600	200,442
Analog Devices, Inc.	2,700	304,749
Applied Materials, Inc.	6,900	309,879
Broadcom, Inc.	2,900	834,794
Intel Corp.	33,100	1,584,497
KLA-Tencor Corp.	1,200	141,840
Lam Research Corp.	1,100	206,624
Maxim Integrated Products, Inc.	2,000	119,640
Microchip Technology, Inc. (x)	1,800	156,060
Micron Technology, Inc.*	8,200	316,438
NVIDIA Corp.	4,500	739,035
Qorvo, Inc.*	900	59,949
QUALCOMM, Inc.	9,000	684,630
Skyworks Solutions, Inc.	1,300	100,451
Texas Instruments, Inc.	6,900	791,844
Xilinx, Inc.	1,900	224,048

		6,774,920

Software (2.0%)
Adobe, Inc.*	3,600	1,060,740
ANSYS, Inc.*	600	122,892
Autodesk, Inc.*	1,600	260,640
Cadence Design Systems, Inc.*	2,100	148,701
Citrix Systems, Inc.	900	88,326
Fortinet, Inc.*	1,100	84,513
Intuit, Inc.	1,900	496,527
Microsoft Corp.	56,600	7,582,136
Oracle Corp.	17,900	1,019,763
Red Hat, Inc.*	1,300	244,088
salesforce.com, Inc.*	5,700	864,861
Symantec Corp.	4,600	100,096
Synopsys, Inc.*	1,100	141,559

		12,214,842

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	32,300	6,392,816
Hewlett Packard Enterprise Co.	9,900	148,005
HP, Inc.	11,100	230,769
NetApp, Inc.	1,800	111,060
Seagate Technology plc	1,900	89,528
Western Digital Corp.	2,200	104,610

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Xerox Corp.	1,400	$49,574

		7,126,362

Total Information Technology		38,738,984

Materials (0.8%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	1,600	362,192
Albemarle Corp.	800	56,328
Celanese Corp.	900	97,020
CF Industries Holdings, Inc.	1,600	74,736
Corteva, Inc.*	5,500	162,635
Dow, Inc.	5,500	271,205
DuPont de Nemours, Inc.	5,499	412,810
Eastman Chemical Co.	1,000	77,830
Ecolab, Inc.	1,900	375,136
FMC Corp.	1,000	82,950
International Flavors & Fragrances, Inc. (x)	700	101,563
Linde plc	4,000	803,200
LyondellBasell Industries NV, Class A	2,200	189,486
Mosaic Co. (The)	2,600	65,078
PPG Industries, Inc.	1,700	198,407
Sherwin-Williams Co. (The)	600	274,974

		3,605,550

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	500	115,055
Vulcan Materials Co.	1,000	137,310

		252,365

Containers & Packaging (0.1%)
Amcor plc*	12,000	137,880
Avery Dennison Corp.	600	69,408
Ball Corp.	2,500	174,975
International Paper Co.	2,900	125,628
Packaging Corp. of America	700	66,724
Sealed Air Corp.	1,200	51,336
Westrock Co.	1,900	69,293

		695,244

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	10,700	124,227
Newmont Goldcorp Corp.	6,100	234,667
Nucor Corp.	2,300	126,730

		485,624

Total Materials		5,038,783

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	800	$112,872
American Tower Corp. (REIT)	3,300	674,685
Apartment Investment & Management Co. (REIT), Class A	1,099	55,082
AvalonBay Communities, Inc. (REIT)	1,000	203,180
Boston Properties, Inc. (REIT)	1,100	141,900
Crown Castle International Corp. (REIT)	3,100	404,085
Digital Realty Trust, Inc. (REIT)	1,500	176,685
Duke Realty Corp. (REIT)	2,700	85,347
Equinix, Inc. (REIT)	600	302,574
Equity Residential (REIT)	2,700	204,984
Essex Property Trust, Inc. (REIT)	500	145,965
Extra Space Storage, Inc. (REIT)	900	95,490
Federal Realty Investment Trust (REIT)	600	77,256
HCP, Inc. (REIT)	3,500	111,930
Host Hotels & Resorts, Inc. (REIT)	5,500	100,210
Iron Mountain, Inc. (REIT)	2,100	65,730
Kimco Realty Corp. (REIT)	3,100	57,288
Macerich Co. (The) (REIT)	800	26,792
Mid-America Apartment Communities, Inc. (REIT)	800	94,208
Prologis, Inc. (REIT)	4,700	376,470
Public Storage (REIT)	1,100	261,987
Realty Income Corp. (REIT)	2,300	158,631
Regency Centers Corp. (REIT)	1,200	80,088
SBA Communications Corp. (REIT)*	800	179,872
Simon Property Group, Inc. (REIT)	2,300	367,448
UDR, Inc. (REIT)	2,100	94,269
Ventas, Inc. (REIT)	2,700	184,545
Vornado Realty Trust (REIT)	1,300	83,330
Welltower, Inc. (REIT)	3,000	244,590
Weyerhaeuser Co. (REIT)	5,500	144,870

		5,312,363

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,300	117,990

Total Real Estate		5,430,353

Utilities (1.0%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,700	83,436
American Electric Power Co., Inc.	3,600	316,836
Duke Energy Corp.	5,400	476,496
Edison International	2,400	161,784
Entergy Corp.	1,400	144,102
Evergy, Inc.	1,800	108,270
Eversource Energy	2,400	181,824
Exelon Corp.	7,200	345,168
FirstEnergy Corp.	3,700	158,397
NextEra Energy, Inc.	3,500	717,010
Pinnacle West Capital Corp.	800	75,272
PPL Corp.	5,300	164,353
Southern Co. (The)	7,700	425,656
Xcel Energy, Inc.	3,800	226,062

		3,584,666

Gas Utilities (0.0%)
Atmos Energy Corp.	900	95,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	4,900	$82,124
NRG Energy, Inc.	2,000	70,240

		152,364

Multi-Utilities (0.4%)
Ameren Corp.	1,800	135,198
CenterPoint Energy, Inc.	3,700	105,931
CMS Energy Corp.	2,100	121,611
Consolidated Edison, Inc.	2,400	210,432
Dominion Energy, Inc.	5,869	453,791
DTE Energy Co.	1,400	179,032
NiSource, Inc.	2,800	80,640
Public Service Enterprise Group, Inc.	3,700	217,634
Sempra Energy	2,000	274,880
WEC Energy Group, Inc.	2,300	191,751

		1,970,900

Water Utilities (0.0%)
American Water Works Co., Inc.	1,300	150,800

Total Utilities		5,953,734

Total Common Stocks (30.0%) (Cost $166,275,288)		179,787,765

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (40.8%)
U.S. Treasury Notes 2.250%, 8/15/27	$238,670,000	244,427,914

Total Long-Term Debt Securities (40.8%) (Cost $241,544,376)		244,427,914

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (24.9%)
Goldman Sachs Financial Square Funds – Government Fund‡	29,307,232	29,307,232
Goldman Sachs Financial Square Funds – Treasury Obligations Fund‡	28,709,125	28,709,125
Goldman Sachs Financial Square Funds – Treasury Solutions Fund‡	28,410,072	28,410,072
JPMorgan Prime Money Market Fund, IM Shares	62,283,417	62,308,331

Total Investment Companies		148,734,760

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $54,844, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $55,929. (xx)	$54,832	54,832
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $6,582, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $6,712. (xx)	6,580	6,580
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $122,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $124,508. (xx)	122,041	122,041

Total Repurchase Agreements		183,453

Total Short-Term Investments (24.9%) (Cost $148,905,007)		148,918,213

Total Investments in Securities (95.7%) (Cost $556,724,671)		573,133,892
Other Assets Less Liabilities (4.3%)		25,785,747

Net Assets (100%)		$598,919,639

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $402,811. This was collateralized by $226,401 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/11/19 - 2/15/49 and by cash of $183,453 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Goldman Sachs Financial Square Funds – Government Fund	29,307,232	25,730,718	3,576,514	—	—	—	29,307,232	308,979	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund	28,709,125	25,205,601	3,503,524	—	—	—	28,709,125	298,238	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund	28,410,072	24,943,043	3,467,029	—	—	—	28,410,072	290,584	—

Total		75,879,362	10,547,067	—	—	—	86,426,429	897,801	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,159	9/2019	EUR	45,678,373	315,447
FTSE 100 Index	322	9/2019	GBP	30,133,601	(40,643)
Russell 2000 E-Mini Index	389	9/2019	USD	30,480,095	749,600
S&P Midcap 400 E-Mini Index	232	9/2019	USD	45,240,000	1,058,372
TOPIX Index	205	9/2019	JPY	29,490,794	(103,145)

					1,979,631

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$18,359,704	$—	$—	$18,359,704
Consumer Discretionary	18,495,135	—	—	18,495,135
Consumer Staples	13,065,560	—	—	13,065,560
Energy	9,105,974	—	—	9,105,974
Financials	22,963,603	—	—	22,963,603
Health Care	25,655,858	—	—	25,655,858
Industrials	16,980,077	—	—	16,980,077
Information Technology	38,738,984	—	—	38,738,984
Materials	5,038,783	—	—	5,038,783
Real Estate	5,430,353	—	—	5,430,353
Utilities	5,953,734	—	—	5,953,734
Futures	2,123,419	—	—	2,123,419
Short-Term Investments
Investment Companies	148,734,760	—	—	148,734,760
Repurchase Agreements	—	183,453	—	183,453
U.S. Treasury Obligations	—	244,427,914	—	244,427,914

Total Assets	$330,645,944	$244,611,367	$—	$575,257,311

Liabilities:
Futures	$(143,788)	$—	$—	$(143,788)

Total Liabilities	$(143,788)	$—	$—	$(143,788)

Total	$330,502,156	$244,611,367	$—	$575,113,523

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$2,123,419	*

Total		$2,123,419

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(143,788	)*

Total		$(143,788)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$11,609,578	$11,609,578

Total	$11,609,578	$11,609,578

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,340,894	$5,340,894

Total	$5,340,894	$5,340,894

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $167,792,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,265,998
Long-term U.S. government debt securities	279,526,438

$290,792,436

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,276,636
Long-term U.S. government debt securities	249,693,507

$257,970,143

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,317,316
Aggregate gross unrealized depreciation	(2,227,076)

Net unrealized appreciation	$21,090,240

Federal income tax cost of investments in securities and derivative instruments, if applicable	$554,023,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $86,426,429)	$86,426,429
Unaffiliated Issuers (Cost $470,114,789)	486,524,010
Repurchase Agreements (Cost $183,453)	183,453
Cash	16,093,148
Cash held as collateral at broker for futures	9,035,047
Receivable for securities sold	3,714,923
Dividends, interest and other receivables	2,397,939
Due from broker for futures variation margin	1,485,254
Receivable for Portfolio shares sold	133,895
Receivable from sub-adviser	1,132
Securities lending income receivable	71
Other assets	8,017

Total assets	606,003,318

LIABILITIES
Payable for securities purchased	6,285,973
Investment management fees payable	367,887
Payable for return of collateral on securities loaned	183,453
Distribution fees payable – Class IB	120,811
Administrative fees payable	58,978
Payable for Portfolio shares redeemed	19,944
Accrued expenses	46,633

Total liabilities	7,083,679

NET ASSETS	$598,919,639

Net assets were comprised of:
Paid in capital	$552,486,805
Total distributable earnings (loss)	46,432,834

Net assets	$598,919,639

Class IB
Net asset value, offering and redemption price per share, $598,919,639 / 54,058,911 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.08

(x)	Includes value of securities on loan of $402,811.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($897,801 of dividend income received from affiliates) (net of $11 foreign withholding tax)	$3,367,796
Interest	3,220,589
Securities lending (net)	2,358

Total income	6,590,743

EXPENSES
Investment management fees	2,216,429
Distribution fees – Class IB	692,633
Administrative fees	342,498
Professional fees	30,856
Printing and mailing expenses	27,238
Trustees’ fees	8,125
Custodian fees	6,951
Miscellaneous	9,416

Gross expenses	3,334,146
Less: Waiver from investment manager	(125,011)

Net expenses	3,209,135

NET INVESTMENT INCOME (LOSS)	3,381,608

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	13,570,287
Futures contracts	11,609,578
Foreign currency transactions	(222,305)

Net realized gain (loss)	24,957,560

Change in unrealized appreciation (depreciation) on:
Investments in securities	25,445,196
Futures contracts	5,340,894
Foreign currency translations	89,663

Net change in unrealized appreciation (depreciation)	30,875,753

NET REALIZED AND UNREALIZED GAIN (LOSS)	55,833,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,214,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,381,608	$4,921,634
Net realized gain (loss)	24,957,560	643,872
Net change in unrealized appreciation (depreciation)	30,875,753	(32,123,085)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,214,921	(26,557,579)

Distributions to shareholders:
Class IB	—	(4,851,642)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,751,656 and 8,278,716 shares, respectively ]	39,630,958	86,880,790
Capital shares issued in reinvestment of dividends and distributions [ 0 and 476,912 shares, respectively ]	—	4,851,642
Capital shares repurchased [ (422,338) and (859,542) shares, respectively ]	(4,474,955)	(9,101,032)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	35,156,003	82,631,400

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,370,924	51,222,179
NET ASSETS:
Beginning of period	504,548,715	453,326,536

End of period	$598,919,639	$504,548,715

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,						May 1, 2015* to December 31, 2015
Class IB			2018		2017		2016
Net asset value, beginning of period	$9.95		$10.58		$10.22		$9.70		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.10		0.06		0.03		0.03
Net realized and unrealized gain (loss)	1.07		(0.63)		0.99		0.55		(0.31)

Total from investment operations	1.13		(0.53)		1.05		0.58		(0.28)

Less distributions:
Dividends from net investment income	—		(0.10)		(0.05)		(0.03)		(0.02)
Distributions from net realized gains	—		—		(0.64)		(0.03)		—

Total dividends and distributions	—		(0.10)		(0.69)		(0.06)		(0.02)

Net asset value, end of period	$11.08		$9.95		$10.58		$10.22		$9.70

Total return (b)	11.36%		(5.05)%		10.39%		5.93%		(2.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$598,920		$504,549		$453,327		$291,951		$110,993
Ratio of expenses to average net assets:
After waivers (a)(f)	1.16	%(j)	1.13	%(j)	1.17	%(k)	1.22	%(m)	1.23%
Before waivers (a)(f)	1.20%		1.20%		1.20%		1.23%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.22%		1.00%		0.52%		0.34%		0.50	%(l)
Before waivers (a)(f)	1.17%		0.93%		0.49%		0.32%		0.40	%(l)
Portfolio turnover rate (z)^	66%		183%		219%		54%		40%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2016 to February 21, 2016‡	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.70	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	0.04
Net realized and unrealized gain (loss)	(0.26)	(0.31)

Total from investment operations	(0.26)	(0.27)

Less distributions:
Dividends from net investment income	—	(0.03)

Net asset value, end of period	$9.44	$9.70

Total return (b)	(2.68)%	(2.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$9,634
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%	0.99%
Before waivers (a)(f)	1.03%	1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.06)%	0.64	%(l)
Before waivers (a)(f)	(0.12)%	0.19	%(l)
Portfolio turnover rate^	54%	40	%(z)
*	Commencement of Operations.
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed. The shares are no longer being offered, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
U.S. Government Agency Securities	47.7%
U.S. Treasury Obligations	38.4
Exchange Traded Funds	10.9
Repurchase Agreements	3.4
Foreign Government Securities	1.9
Financials	0.3
Energy	0.1
Cash and Other	(2.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,032.58	$3.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.47	3.36
Class IB
Actual	1,000.00	1,031.78	3.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.47	3.36
Class K
Actual	1,000.00	1,033.56	2.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.71	2.11

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.67%, 0.67% and 0.42%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.4%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleos Mexicanos 2.378%, 4/15/25	$2,823,000	$2,844,172
2.460%, 12/15/25	3,250,000	3,067,643

Total Energy		5,911,815

Financials (0.3%)
Diversified Financial Services (0.3%)
Private Export Funding Corp.
Series II 2.050%, 11/15/22	10,325,000	10,375,606
Series KK 3.550%, 1/15/24	5,979,000	6,389,206
Series MM 2.300%, 9/15/20 (x)	2,500,000	2,510,812
Series NN 3.250%, 6/15/25	2,500,000	2,667,703

Total Financials		21,943,327

Total Corporate Bonds		27,855,142

Foreign Government Securities (1.9%)
Iraq Government AID Bond 2.149%, 1/18/22	19,135,000	19,233,314
Kingdom of Jordan 2.578%, 6/30/22	20,000,000	20,328,000
3.000%, 6/30/25	6,301,000	6,605,968
State of Israel 5.500%, 9/18/23	20,000,000	22,879,858
5.500%, 4/26/24	27,579,000	32,054,139
Ukraine Government AID Bonds 1.847%, 5/29/20	22,531,000	22,499,457
1.471%, 9/29/21	25,000,000	24,697,500

Total Foreign Government Securities		148,298,236

U.S. Government Agency Securities (47.7%)
FFCB 1.400%, 2/24/20	10,000,000	9,955,140
2.550%, 5/15/20	5,000,000	5,019,368
1.680%, 10/13/20	20,000,000	19,973,822
1.750%, 10/26/20	10,000,000	9,995,644
1.900%, 11/27/20	10,000,000	10,015,337
2.140%, 1/8/21	15,000,000	14,994,129
2.350%, 2/12/21	10,000,000	10,085,878
2.550%, 3/11/21	20,000,000	20,246,352
1.620%, 4/20/21	10,000,000	9,932,908
1.550%, 5/17/21	10,000,000	9,922,768
2.875%, 5/26/21	10,000,000	10,202,259
1.620%, 6/14/21	5,000,000	4,964,938
1.500%, 7/6/21	5,000,000	4,950,760
2.700%, 8/27/21	15,000,000	15,288,518
1.950%, 11/2/21	15,000,000	15,048,087
3.050%, 11/15/21	35,000,000	36,060,405
1.680%, 1/5/22	5,000,000	4,960,688
2.600%, 1/18/22	15,000,000	15,294,685
2.530%, 2/14/22	15,000,000	15,291,956
2.550%, 3/1/22	15,000,000	15,289,088
1.980%, 6/13/23	10,000,000	9,930,297
2.400%, 6/19/23	20,000,000	20,052,208
2.875%, 7/17/23	20,000,000	20,809,934
FHLB 1.750%, 7/13/20	25,000,000	24,945,165
1.830%, 7/29/20	20,000,000	20,011,116
1.800%, 8/28/20	20,000,000	19,971,692
2.875%, 9/11/20	50,000,000	50,576,120
1.375%, 9/28/20	90,000,000	89,475,120
2.625%, 10/1/20	70,000,000	70,661,066
2.520%, 10/9/20	25,000,000	25,038,515
1.950%, 11/5/20	25,000,000	24,930,995
3.125%, 12/11/20	15,000,000	15,269,199
5.250%, 12/11/20	9,815,000	10,298,654
2.550%, 1/11/21	25,000,000	25,041,160
2.300%, 1/26/21	25,000,000	25,003,057
2.200%, 1/29/21	35,000,000	34,996,850
2.250%, 1/29/21 (x)	75,000,000	74,977,685
1.870%, 2/10/21	20,000,000	19,973,864
1.375%, 2/18/21	40,000,000	39,724,428
1.750%, 3/12/21	20,000,000	19,952,580
5.625%, 6/11/21	1,850,000	1,984,386
1.875%, 7/7/21	56,315,000	56,346,734
1.125%, 7/14/21	77,500,000	76,518,121
3.000%, 10/12/21 (x)	50,000,000	51,353,115
2.625%, 11/9/21	15,000,000	15,007,503
1.875%, 11/29/21	88,500,000	88,802,581
2.625%, 12/10/21	9,825,000	10,026,934
2.250%, 3/11/22	5,000,000	5,060,551
2.700%, 4/29/22	15,000,000	15,033,093
2.700%, 5/16/22	15,000,000	15,009,140
2.125%, 6/10/22	20,000,000	20,181,248
2.300%, 7/19/22	5,000,000	4,998,345
2.160%, 8/17/22	25,000,000	24,976,398
3.125%, 9/9/22	50,000,000	52,044,880
2.150%, 9/26/22	30,000,000	29,860,164
2.260%, 10/4/22	30,000,000	29,986,359
2.500%, 12/9/22	20,000,000	20,458,250
2.510%, 12/29/22	25,000,000	24,998,700
3.250%, 6/9/23	10,000,000	10,544,380
3.375%, 9/8/23 (x)	50,000,000	53,064,600
3.000%, 11/28/23	10,000,000	10,013,027
2.500%, 2/13/24	31,865,000	32,857,110
2.875%, 6/14/24	13,085,000	13,715,352
2.875%, 9/13/24	36,180,000	38,015,375
2.750%, 12/13/24	10,000,000	10,446,713
3.125%, 6/13/25	10,000,000	10,649,580
3.250%, 6/9/28	25,000,000	27,022,225
3.250%, 11/16/28 (x)	46,335,000	50,400,873
FHLMC 1.850%, 7/13/20	35,000,000	34,915,275
1.625%, 9/29/20 (x)	32,610,000	32,527,885
1.700%, 9/29/20	10,000,000	9,957,382
1.875%, 11/17/20	10,000,000	10,006,094
1.330%, 12/30/20	5,000,000	4,942,304
2.375%, 2/16/21	60,000,000	60,568,572
2.600%, 4/1/21	10,000,000	10,015,321
1.125%, 8/12/21	40,000,000	39,465,432
1.930%, 8/27/21	10,000,000	9,961,951
2.700%, 10/29/21	30,000,000	30,014,529
2.375%, 1/13/22	90,000,000	91,329,714
2.700%, 4/5/22	10,000,000	10,001,013

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 4/12/22	$15,000,000	$15,003,324
2.720%, 5/16/22	15,000,000	15,009,568
2.625%, 6/6/22	25,000,000	25,016,363
2.500%, 6/17/22	15,000,000	15,012,677
2.550%, 6/20/22	25,000,000	25,025,828
2.550%, 1/30/23	20,000,000	19,998,758
2.753%, 1/30/23	25,000,000	25,005,870
2.750%, 6/19/23 (x)	70,000,000	72,607,640
2.890%, 4/16/24	25,000,000	25,058,817
2.900%, 5/9/24	25,000,000	25,019,410
2.820%, 5/20/24	30,000,000	30,086,235
2.750%, 5/22/24	15,000,000	15,039,302
2.750%, 6/17/24	15,000,000	15,021,669
FNMA 1.500%, 7/30/20	5,000,000	4,984,218
1.440%, 9/30/20	10,000,000	9,947,789
1.900%, 10/27/20	10,000,000	9,981,385
2.875%, 10/30/20	100,000,000	101,279,480
1.400%, 11/10/20	10,000,000	9,903,335
1.500%, 11/30/20	50,000,000	49,735,330
1.875%, 12/28/20	64,703,000	64,872,218
1.375%, 2/26/21 (x)	50,000,000	49,638,815
2.500%, 4/13/21	50,000,000	50,620,615
1.250%, 5/6/21	30,000,000	29,722,308
2.750%, 6/22/21	47,000,000	47,876,606
1.250%, 8/17/21	60,000,000	59,287,326
1.375%, 10/7/21 (x)	50,000,000	49,595,940
2.000%, 1/5/22	45,000,000	45,272,741
2.625%, 1/11/22	63,640,000	65,018,843
1.875%, 4/5/22 (x)	55,000,000	55,126,154
2.250%, 4/12/22 (x)	33,915,000	34,320,352
2.000%, 10/5/22 (x)	25,000,000	25,187,690
2.375%, 1/19/23	50,000,000	50,991,925
2.875%, 9/12/23 (x)	20,000,000	20,859,208
2.500%, 2/5/24 (x)	61,045,000	62,903,448
2.625%, 9/6/24 (x)	85,000,000	88,335,587
2.125%, 4/24/26	119,485,000	120,515,044
1.875%, 9/24/26 (x)	70,000,000	69,184,283
NCUA Guaranteed Notes 3.450%, 6/12/21	280,000	287,380
Tennessee Valley Authority 3.875%, 2/15/21	10,345,000	10,674,567
1.875%, 8/15/22	12,000,000	12,016,943
2.875%, 9/15/24	20,000,000	20,744,220
6.750%, 11/1/25 (x)	15,779,000	20,158,352
2.875%, 2/1/27	48,000,000	50,241,898

Total U.S. Government Agency Securities		3,654,403,105

U.S. Treasury Obligations (38.4%)
U.S. Treasury Bonds 7.875%, 2/15/21 (x)	2,800,000	3,068,089
8.125%, 5/15/21	3,250,000	3,623,357
8.000%, 11/15/21	2,800,000	3,200,531
7.250%, 8/15/22	10,000,000	11,661,875
7.125%, 2/15/23	2,000,000	2,375,469
6.250%, 8/15/23	1,000,000	1,178,125
U.S. Treasury Notes
1.625%, 11/30/20	10,000,000	9,968,711
2.000%, 11/30/20	5,000,000	5,010,781
1.750%, 12/31/20	40,000,000	39,948,436
2.375%, 12/31/20	5,000,000	5,039,492
2.000%, 1/15/21	30,000,000	30,077,343
1.375%, 1/31/21	30,000,000	29,791,524
2.250%, 2/15/21	4,000,000	4,027,344
3.625%, 2/15/21	20,000,000	20,574,296
1.125%, 2/28/21	23,750,000	23,482,998
2.250%, 3/31/21	30,000,000	30,234,375
1.375%, 4/30/21	40,000,000	39,704,532
2.250%, 4/30/21	30,000,000	30,253,827
3.125%, 5/15/21	10,000,000	10,245,469
1.375%, 5/31/21	33,000,000	32,753,790
2.000%, 5/31/21	15,000,000	15,063,984
1.125%, 6/30/21	30,000,000	29,632,968
1.125%, 7/31/21	25,000,000	24,677,930
2.250%, 7/31/21	15,000,000	15,149,296
1.125%, 8/31/21	50,000,000	49,340,625
2.000%, 8/31/21	20,000,000	20,104,374
1.125%, 9/30/21	20,000,000	19,736,406
2.125%, 9/30/21	40,000,000	40,340,000
1.250%, 10/31/21	25,000,000	24,720,897
2.000%, 11/15/21	35,000,000	35,226,954
1.750%, 11/30/21	45,000,000	45,015,115
1.875%, 11/30/21	42,500,000	42,633,144
2.000%, 12/31/21	14,550,000	14,649,122
2.125%, 12/31/21	40,000,000	40,383,748
1.500%, 1/31/22	68,175,000	67,792,579
1.875%, 1/31/22	35,000,000	35,120,859
1.750%, 2/28/22	25,000,000	25,015,430
1.875%, 2/28/22	30,000,000	30,112,032
1.750%, 3/31/22	20,000,000	20,012,188
1.875%, 3/31/22	5,000,000	5,021,914
1.750%, 4/30/22	35,000,000	35,031,171
1.875%, 4/30/22	25,000,000	25,101,173
1.750%, 5/15/22	46,000,000	46,032,701
1.750%, 5/31/22	30,000,000	30,021,093
1.875%, 5/31/22	25,000,000	25,112,695
1.750%, 6/30/22	34,000,000	34,043,030
2.125%, 6/30/22	12,000,000	12,142,126
1.875%, 7/31/22	25,000,000	25,111,915
1.625%, 8/15/22	40,000,000	39,874,688
1.625%, 8/31/22	34,000,000	33,891,625
1.750%, 9/30/22	37,500,000	37,523,437
1.875%, 9/30/22	10,000,000	10,049,219
1.875%, 10/31/22	13,000,000	13,062,969
2.000%, 10/31/22	15,000,000	15,132,071
1.625%, 11/15/22	19,500,000	19,434,187
2.000%, 11/30/22	10,000,000	10,090,859
2.125%, 12/31/22	25,000,000	25,341,992
1.750%, 1/31/23	35,000,000	35,023,789
2.375%, 1/31/23	35,000,000	35,779,846
2.000%, 2/15/23	20,000,000	20,189,218
1.500%, 2/28/23	18,000,000	17,856,140
1.500%, 3/31/23	39,000,000	38,676,117
2.500%, 3/31/23	9,000,000	9,250,875
1.625%, 4/30/23	6,000,000	5,976,094
1.750%, 5/15/23	12,500,000	12,507,520
1.625%, 5/31/23	7,500,000	7,470,469
1.375%, 6/30/23	30,000,000	29,585,391
1.250%, 7/31/23	41,000,000	40,212,993
2.500%, 8/15/23	45,000,000	46,363,711
1.375%, 8/31/23	3,125,000	3,079,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 8/31/23	$45,000,000	$46,817,226
1.375%, 9/30/23	50,000,000	49,250,390
1.625%, 10/31/23	30,000,000	29,850,468
2.750%, 11/15/23	11,500,000	11,984,527
2.125%, 11/30/23	28,000,000	28,446,032
2.250%, 12/31/23	31,000,000	31,669,163
2.250%, 1/31/24	33,000,000	33,715,945
2.500%, 1/31/24	9,000,000	9,295,383
2.750%, 2/15/24	20,000,000	20,885,938
2.125%, 2/29/24	43,000,000	43,711,181
2.375%, 2/29/24	5,000,000	5,140,821
2.125%, 3/31/24	44,000,000	44,734,593
2.000%, 4/30/24	35,000,000	35,382,540
2.500%, 5/15/24	28,000,000	28,964,687
2.000%, 5/31/24	38,000,000	38,449,468
2.000%, 6/30/24	19,000,000	19,205,882
2.125%, 7/31/24	35,000,000	35,593,085
2.375%, 8/15/24	20,000,000	20,582,968
1.875%, 8/31/24	48,000,000	48,233,251
2.125%, 9/30/24	46,000,000	46,776,968
2.250%, 10/31/24	17,000,000	17,394,720
2.250%, 11/15/24	25,000,000	25,579,882
2.250%, 12/31/24	22,000,000	22,515,625
2.000%, 2/15/25	30,000,000	30,302,814
2.125%, 5/15/25	30,000,000	30,506,016
2.875%, 7/31/25	18,000,000	19,077,469
2.000%, 8/15/25	38,000,000	38,359,514
2.750%, 8/31/25	15,000,000	15,796,992
2.250%, 11/15/25	20,000,000	20,480,626
1.625%, 2/15/26	30,000,000	29,559,375
1.625%, 5/15/26	35,000,000	34,443,556
2.125%, 5/31/26	9,000,000	9,149,414
1.500%, 8/15/26	33,500,000	32,649,154
2.000%, 11/15/26	32,500,000	32,746,035
2.250%, 2/15/27	21,000,000	21,520,078
2.250%, 8/15/27	20,000,000	20,482,500
2.250%, 11/15/27	54,500,000	55,793,100
2.750%, 2/15/28	26,600,000	28,282,450
2.875%, 5/15/28	16,000,000	17,180,499
2.875%, 8/15/28	33,000,000	35,463,658
3.125%, 11/15/28	22,500,000	24,679,337
2.625%, 2/15/29	37,000,000	39,018,235
2.375%, 5/15/29 (x)	38,000,000	39,270,625

Total U.S. Treasury Obligations		2,943,880,603

Total Long-Term Debt Securities (88.4%) (Cost $6,667,878,093)		6,774,437,086

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.9%)
iShares 1-3 Year Treasury Bond ETF (x)	1,388,450	117,712,791
iShares 3-7 Year Treasury Bond ETF	6,067	762,986
iShares 7-10 Year Treasury Bond ETF (x)	1,083,450	119,201,169
Schwab Intermediate-Term U.S. Treasury ETF	950,000	52,212,000
Schwab Short-Term U.S. Treasury ETF	950,000	48,060,500
Vanguard Intermediate-Term Treasury ETF	3,900,000	257,283,000
Vanguard Short-Term Treasury ETF	3,900,000	237,627,000

Total Exchange Traded Funds (10.9%) (Cost $796,745,421)		832,859,446

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.4%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $14,903,228, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $15,198,003. (xx)	$14,900,000	14,900,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $500,115, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $510,006. (xx)	500,000	500,000
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $47,772,376, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $48,705,000. (xx)	47,750,000	47,750,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $26,223,442, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $26,747,914. (xx)	26,217,980	26,217,980
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $38,018,916, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $41,583,858. (xx)	38,000,000	38,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $4,801,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $4,915,370. (xx)	$4,800,000	$4,800,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $18,008,330, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 8/22/19-2/15/48; total market value $18,360,000. (xx)	18,000,000	18,000,000
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $92,919,122, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $100,106,076. (xx)	92,900,000	92,900,000
Societe Generale SA, 2.50%, dated 6/28/19, due 7/5/19, repurchase price $15,007,292, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $16,163,521. (xx)	15,000,000	15,000,000

Total Repurchase Agreements		258,067,980

Total Short-Term Investments (3.4%) (Cost $258,067,980)		258,067,980

Total Investments in Securities (102.7%) (Cost $7,722,691,494)		7,865,364,512
Other Assets Less Liabilities (-2.7%)		(203,239,625)

Net Assets (100%)		$7,662,124,887

(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $313,774,652. This was collateralized by $64,206,943 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 6/30/19 - 5/15/49 and by cash of $258,067,980 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
NCUA	—	National Credit Union Administration

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$5,911,815	$—	$5,911,815
Financials	—	21,943,327	—	21,943,327
Exchange Traded Funds	832,859,446	—	—	832,859,446
Foreign Government Securities	—	148,298,236	—	148,298,236
Short-Term Investments
Repurchase Agreements	—	258,067,980	—	258,067,980
U.S. Government Agency Securities	—	3,654,403,105	—	3,654,403,105
U.S. Treasury Obligations	—	2,943,880,603	—	2,943,880,603

Total Assets	$832,859,446	$7,032,505,066	$—	$7,865,364,512

Total Liabilities	$—	$—	$—	$—

Total	$832,859,446	$7,032,505,066	$—	$7,865,364,512

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$947,529,900
Long-term U.S. government debt securities	1,373,863,926

$2,321,393,826

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,278,036,173
Long-term U.S. government debt securities	1,683,764,663

$2,961,800,836

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$149,722,532
Aggregate gross unrealized depreciation	(7,782,371)

Net unrealized appreciation	$141,940,161

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,723,424,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $7,464,623,514)	$7,607,296,532
Repurchase Agreements (Cost $258,067,980)	258,067,980
Cash	23,316,755
Receivable for securities sold	92,446,777
Dividends, interest and other receivables	35,168,041
Receivable for Portfolio shares sold	1,305,681
Securities lending income receivable	131,162
Other assets	80,090

Total assets	8,017,813,018

LIABILITIES
Payable for return of collateral on securities loaned	258,067,980
Payable for securities purchased	86,283,203
Payable for Portfolio shares redeemed	8,372,718
Investment management fees payable	1,949,589
Administrative fees payable	604,215
Distribution fees payable – Class IB	68,289
Distribution fees payable – Class IA	18,890
Trustees’ fees payable	1,612
Accrued expenses	321,635

Total liabilities	355,688,131

NET ASSETS	$7,662,124,887

Net assets were comprised of:
Paid in capital	$7,499,472,690
Total distributable earnings (loss)	162,652,197

Net assets	$7,662,124,887

Class IA
Net asset value, offering and redemption price per share, $92,004,599 / 8,798,611 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.46

Class IB
Net asset value, offering and redemption price per share, $332,600,036 / 31,999,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.39

Class K
Net asset value, offering and redemption price per share, $7,237,520,252 / 691,331,665 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.47

(x)	Includes value of securities on loan of $313,774,652.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$75,517,806
Dividends	8,055,019
Securities lending (net)	729,732

Total income	84,302,557

EXPENSES
Investment management fees	11,802,298
Administrative fees	3,677,131
Distribution fees – Class IB	409,380
Printing and mailing expenses	267,981
Professional fees	122,311
Trustees’ fees	116,437
Distribution fees – Class IA	113,289
Custodian fees	75,872
Miscellaneous	85,786

Total expenses	16,670,485

NET INVESTMENT INCOME (LOSS)	67,632,072

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(4,258,457)
Net change in unrealized appreciation (depreciation) on investments in securities	191,330,159

NET REALIZED AND UNREALIZED GAIN (LOSS)	187,071,702

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$254,703,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$67,632,072	$121,878,870
Net realized gain (loss)	(4,258,457)	(41,384,610)
Net change in unrealized appreciation (depreciation)	191,330,159	3,409,006

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	254,703,774	83,903,266

Distributions to shareholders:
Class IA	—	(1,189,393)
Class IB	—	(4,259,918)
Class K	—	(116,053,416)

Total distributions to shareholders	—	(121,502,727)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 374,930 and 876,644 shares, respectively ]	3,837,914	8,855,088
Capital shares issued in reinvestment of dividends and distributions [ 0 and 118,493 shares, respectively ]	—	1,189,393
Capital shares repurchased [ (712,903) and (5,288,267) shares, respectively ]	(7,291,108)	(53,613,960)

Total Class IA transactions	(3,453,194)	(43,569,479)

Class IB
Capital shares sold [ 3,385,173 and 3,576,720 shares, respectively ]	34,411,942	35,872,400
Capital shares issued in reinvestment of dividends and distributions [ 0 and 426,949 shares, respectively ]	—	4,259,918
Capital shares repurchased [ (4,213,330) and (6,855,040) shares, respectively ]	(42,845,085)	(68,756,965)

Total Class IB transactions	(8,433,143)	(28,624,647)

Class K
Capital shares sold [ 69,545,895 and 142,774,367 shares, respectively ]	710,027,495	1,442,707,882
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,564,014 shares, respectively ]	—	116,053,416
Capital shares repurchased [ (139,098,905) and (138,767,480) shares, respectively ]	(1,419,107,244)	(1,401,563,267)

Total Class K transactions	(709,079,749)	157,198,031

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(720,966,086)	85,003,905

TOTAL INCREASE (DECREASE) IN NET ASSETS	(466,262,312)	47,404,444
NET ASSETS:
Beginning of period	8,128,387,199	8,080,982,755

End of period	$7,662,124,887	$8,128,387,199

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.13	$10.18	$10.23	$10.28	$10.31	$10.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.13	0.09	0.07	0.06	0.04
Net realized and unrealized gain (loss)	0.25	(0.05)	(0.04)	(0.03)	(0.02)	0.12

Total from investment operations	0.33	0.08	0.05	0.04	0.04	0.16

Less distributions:
Dividends from net investment income	—	(0.13)	(0.09)	(0.07)	(0.06)	(0.04)
Distributions from net realized gains	—	—	(0.01)	(0.02)	(0.01)	(0.01)

Total dividends and distributions	—	(0.13)	(0.10)	(0.09)	(0.07)	(0.05)

Net asset value, end of period	$10.46	$10.13	$10.18	$10.23	$10.28	$10.31

Total return (b)	3.26%	0.81%	0.42%	0.39%	0.43%	1.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$92,005	$92,532	$136,657	$147,299	$148,253	$157,069
Ratio of expenses to average net assets (a)(f)	0.67%	0.67%	0.69%	0.70%	0.70%	0.71%
Ratio of net investment income (loss) to average net assets (a)(f)	1.52%	1.27%	0.85%	0.68%	0.59%	0.42%
Portfolio turnover rate (z)^	30%	70%	44%	54%	39%	31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.07	$10.12	$10.17	$10.22	$10.25	$10.14

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.13	0.09	0.07	0.06	0.04
Net realized and unrealized gain (loss)	0.24	(0.05)	(0.04)	(0.03)	(0.02)	0.12

Total from investment operations	0.32	0.08	0.05	0.04	0.04	0.16

Less distributions:
Dividends from net investment income	—	(0.13)	(0.09)	(0.07)	(0.06)	(0.04)
Distributions from net realized gains	—	—	(0.01)	(0.02)	(0.01)	(0.01)

Total dividends and distributions	—	(0.13)	(0.10)	(0.09)	(0.07)	(0.05)

Net asset value, end of period	$10.39	$10.07	$10.12	$10.17	$10.22	$10.25

Total return (b)	3.18%	0.82%	0.42%	0.39%	0.43%	1.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$332,600	$330,469	$360,908	$387,701	$399,876	$426,394
Ratio of expenses to average net assets (a)(f)	0.67%	0.67%	0.69%	0.70%	0.70%	0.71%
Ratio of net investment income (loss) to average net assets (a)(f)	1.53%	1.27%	0.85%	0.68%	0.59%	0.42%
Portfolio turnover rate (z)^	30%	70%	44%	54%	39%	31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.13	$10.17	$10.23	$10.28	$10.31	$10.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.15	0.11	0.10	0.09	0.07
Net realized and unrealized gain (loss)	0.25	(0.03)	(0.05)	(0.03)	(0.02)	0.12

Total from investment operations	0.34	0.12	0.06	0.07	0.07	0.19

Less distributions:
Dividends from net investment income	—	(0.16)	(0.11)	(0.10)	(0.09)	(0.07)
Distributions from net realized gains	—	—	(0.01)	(0.02)	(0.01)	(0.01)

Total dividends and distributions	—	(0.16)	(0.12)	(0.12)	(0.10)	(0.08)

Net asset value, end of period	$10.47	$10.13	$10.17	$10.23	$10.28	$10.31

Total return (b)	3.36%	1.16%	0.57%	0.65%	0.69%	1.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,237,520	$7,705,387	$7,583,418	$7,589,592	$7,312,497	$7,428,374
Ratio of expenses to average net assets (a)(f)	0.42%	0.42%	0.44%	0.45%	0.45%	0.46%
Ratio of net investment income (loss) to average net assets (a)(f)	1.77%	1.53%	1.10%	0.93%	0.84%	0.67%
Portfolio turnover rate (z)^	30%	70%	44%	54%	39%	31%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$223,535,477	14.7%
Industrials	166,962,036	11.0
Exchange Traded Funds	155,120,770	10.2
Consumer Staples	148,994,602	9.8
Health Care	145,200,548	9.5
Consumer Discretionary	138,743,731	9.1
Information Technology	108,900,145	7.1
Materials	96,322,081	6.3
Energy	64,096,685	4.2
Repurchase Agreements	62,913,025	4.1
Communication Services	54,424,844	3.6
Real Estate	29,718,910	2.0
Utilities	28,173,470	1.8
Cash and Other	100,901,460	6.6

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,144.97	$5.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.75	5.09
Class IB
Actual	1,000.00	1,144.82	5.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.75	5.09
Class K
Actual	1,000.00	1,145.57	4.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.99	3.84

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.02%, 1.02% and 0.77%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.5%)
AGL Energy Ltd.	36,563	$513,638
Alumina Ltd.	129,922	212,523
AMP Ltd.	169,708	252,584
APA Group	65,476	496,448
Aristocrat Leisure Ltd.	30,909	666,614
ASX Ltd.	10,719	619,857
Aurizon Holdings Ltd.	109,853	416,460
AusNet Services	92,380	121,604
Australia & New Zealand Banking Group Ltd.	155,200	3,073,710
Bank of Queensland Ltd.	21,721	145,325
Bendigo & Adelaide Bank Ltd.	25,453	206,926
BHP Group Ltd.	160,027	4,624,200
BHP Group Ltd. (ADR)	33,151	1,926,405
BHP Group plc	114,734	2,935,985
BlueScope Steel Ltd.	30,943	261,769
Boral Ltd.	66,487	238,987
Brambles Ltd.	183,280	1,657,292
Caltex Australia Ltd.	44,971	781,404
Challenger Ltd.	30,103	140,329
CIMIC Group Ltd.	4,886	153,571
Coca-Cola Amatil Ltd.	29,304	210,255
Cochlear Ltd.	3,106	451,029
Coles Group Ltd.*	63,213	592,455
Commonwealth Bank of Australia	96,164	5,588,638
Computershare Ltd.	24,947	283,903
Crown Resorts Ltd.	22,148	193,585
CSL Ltd.	24,608	3,714,350
Dexus (REIT)	60,023	546,966
Domino’s Pizza Enterprises Ltd. (x)	3,136	82,869
Flight Centre Travel Group Ltd. (x)	3,017	88,006
Fortescue Metals Group Ltd.	75,245	476,488
Goodman Group (REIT)	92,291	973,837
GPT Group (The) (REIT)	102,790	443,807
Harvey Norman Holdings Ltd. (x)	34,572	98,784
Incitec Pivot Ltd.	84,155	201,466
Insurance Australia Group Ltd.	127,854	741,417
Lendlease Group (x)	30,816	281,247
Macquarie Group Ltd.	17,566	1,546,336
Medibank Pvt Ltd.	149,628	366,612
Mirvac Group (REIT)	198,544	436,284
National Australia Bank Ltd.	149,574	2,805,825
Newcrest Mining Ltd.	41,927	940,443
Oil Search Ltd.	370,178	1,837,376
Orica Ltd.	19,764	281,253
Origin Energy Ltd.	95,110	488,103
QBE Insurance Group Ltd.	73,758	612,579
Ramsay Health Care Ltd.	7,684	389,702
REA Group Ltd.	2,703	182,249
Rio Tinto Ltd.	20,166	1,468,986
Rio Tinto plc	61,924	3,838,044
Rio Tinto plc (ADR)	47,847	2,982,782
Santos Ltd.	96,958	481,931
Scentre Group (REIT)	287,367	774,705
SEEK Ltd.	19,957	296,469
Sonic Healthcare Ltd. (x)	21,025	400,012
South32 Ltd. (x)	274,452	612,719
Stockland (REIT)	133,098	389,651
Suncorp Group Ltd.	70,538	667,051
Sydney Airport	61,182	345,341
Tabcorp Holdings Ltd.	110,588	345,490
Telstra Corp. Ltd.	229,211	619,533
TPG Telecom Ltd. (x)	19,853	89,759
Transurban Group	145,792	1,508,687
Treasury Wine Estates Ltd.	39,040	408,928
Vicinity Centres (REIT)	180,238	310,013
Wesfarmers Ltd.	61,656	1,565,207
Westpac Banking Corp.	187,282	3,728,810
Woodside Petroleum Ltd.	50,198	1,281,381
Woolworths Group Ltd.	68,383	1,595,315
WorleyParsons Ltd.	17,645	182,223

		68,194,532

Austria (0.5%)
ANDRITZ AG (x)	4,242	159,660
Erste Group Bank AG	69,918	2,595,002
OMV AG	8,341	406,413
Raiffeisen Bank International AG	8,516	199,772
Schoeller-Bleckmann Oilfield Equipment AG (x)	22,509	1,909,386
Verbund AG	3,742	195,731
voestalpine AG (x)	56,078	1,732,530

		7,198,494

Belgium (0.5%)
Ageas	9,769	507,762
Anheuser-Busch InBev SA/NV	41,392	3,663,683
Colruyt SA	3,111	180,413
Groupe Bruxelles Lambert SA	4,577	449,045
KBC Group NV	13,564	889,018
Proximus SADP	8,575	252,736
Solvay SA	4,026	417,052
Telenet Group Holding NV	2,780	154,896
UCB SA	6,764	560,853
Umicore SA (x)	11,044	354,139

		7,429,597

Brazil (0.2%)
Ambev SA (ADR)*	173,434	809,937
Banco Bradesco SA (ADR)	279,791	2,747,547

		3,557,484

Canada (0.7%)
Canadian National Railway Co.	43,127	3,988,385
Element Fleet Management Corp.	78,290	571,534
Magna International, Inc.	46,391	2,308,303
Ritchie Bros Auctioneers, Inc.	46,744	1,554,504
Rogers Communications, Inc., Class B	29,392	1,573,060

		9,995,786

Chile (0.1%)
Antofagasta plc	22,849	269,743
Sociedad Quimica y Minera de Chile SA (ADR)	41,812	1,300,771

		1,570,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
China (1.4%)
51job, Inc. (ADR)*	8,877	$670,214
Alibaba Group Holding Ltd. (ADR)*	15,989	2,709,336
Anhui Conch Cement Co. Ltd., Class H	475,500	2,979,598
ANTA Sports Products Ltd.	298,000	2,046,635
Baidu, Inc. (ADR)*	26,274	3,083,517
BeiGene Ltd. (ADR)*	1,793	222,242
BOC Hong Kong Holdings Ltd.	200,543	789,418
BYD Co. Ltd., Class H (x)	292,500	1,765,477
China Life Insurance Co. Ltd., Class H	882,000	2,172,342
China Resources Beer Holdings Co. Ltd.	162,000	769,384
China Resources Gas Group Ltd.	170,000	843,286
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	396,500	1,200,408
Sinopharm Group Co. Ltd., Class H	335,200	1,180,025
Yangzijiang Shipbuilding Holdings Ltd.	143,834	162,650
Yum China Holdings, Inc.	15,782	729,128

		21,323,660

Colombia (0.2%)
Bancolombia SA (ADR)	44,768	2,284,959
Millicom International Cellular SA (SDR)	3,667	206,329

		2,491,288

Czech Republic (0.1%)
Komercni banka A/S	42,036	1,674,985

Denmark (0.9%)
AP Moller – Maersk A/S, Class A	220	255,387
AP Moller – Maersk A/S, Class B	353	437,852
Carlsberg A/S, Class B	5,887	780,431
Chr Hansen Holding A/S	5,348	502,199
Coloplast A/S, Class B	6,434	727,092
Danske Bank A/S	36,503	576,950
Demant A/S*	5,775	179,563
DSV A/S	9,702	952,737
Genmab A/S*	3,460	636,216
H Lundbeck A/S	3,686	145,606
ISS A/S	8,573	258,725
Novo Nordisk A/S, Class B	120,266	6,128,589
Novozymes A/S, Class B	12,031	561,031
Orsted A/S (m)	10,242	885,623
Pandora A/S	5,939	211,262
Tryg A/S	6,565	213,428
Vestas Wind Systems A/S	10,739	927,616

		14,380,307

Finland (0.6%)
Elisa OYJ	8,078	394,150
Fortum OYJ	24,741	546,765
Kone OYJ, Class B	18,704	1,103,826
Metso OYJ	5,003	196,552
Neste OYJ	22,119	750,521
Nokia OYJ	304,771	1,513,060
Nokian Renkaat OYJ	6,345	198,121
Nordea Bank Abp	165,304	1,200,152
Orion OYJ, Class B	5,691	208,568
Sampo OYJ, Class A	24,479	1,155,155
Stora Enso OYJ, Class R	30,026	352,863
UPM-Kymmene OYJ	29,757	790,763
Wartsila OYJ Abp	25,017	362,839

		8,773,335

France (9.7%)
Accor SA	126,280	5,420,635
Aeroports de Paris	1,641	289,600
Air Liquide SA	42,110	5,892,037
Airbus SE	31,631	4,484,441
Alstom SA	8,024	372,263
Amundi SA (m)	3,522	245,899
Arkema SA	3,832	356,345
Atos SE	5,366	448,595
AXA SA‡	105,383	2,768,096
BioMerieux	2,414	199,970
BNP Paribas SA	98,959	4,699,660
Bollore SA	48,532	214,121
Bouygues SA	12,265	454,239
Bureau Veritas SA	14,731	363,823
Capgemini SE	28,036	3,486,049
Carrefour SA (x)	31,777	613,549
Casino Guichard Perrachon SA (x)	3,170	108,138
Cie de Saint-Gobain	26,723	1,041,505
Cie Generale des Etablissements Michelin SCA	9,326	1,182,942
CNP Assurances	9,888	224,423
Covivio (REIT)	1,842	192,802
Credit Agricole SA	62,892	754,120
Danone SA	81,426	6,897,918
Dassault Aviation SA	131	188,286
Dassault Systemes SE	7,151	1,140,836
Edenred	12,939	660,022
Eiffage SA	4,043	399,689
Electricite de France SA	32,102	404,638
Engie SA (x)	99,219	1,505,044
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	4,356	567,142
EssilorLuxottica SA (Turquoise Stock Exchange)	48,383	6,313,121
Eurazeo SE	2,154	150,143
Eutelsat Communications SA	9,982	186,603
Faurecia SA (x)	4,424	205,296
Gecina SA (REIT)	2,521	377,248
Getlink SE	23,902	382,952
Hermes International	1,720	1,240,376
Icade (REIT)	1,620	148,473
Iliad SA (x)	1,484	166,653
Imerys SA	2,120	112,385
Ingenico Group SA	3,120	275,944
Ipsen SA	2,060	281,091
JCDecaux SA (x)	4,197	127,137
Kering SA	10,436	6,171,910
Klepierre SA (REIT)	11,343	380,237

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Legrand SA	26,069	$1,906,049
L’Oreal SA	28,871	8,223,718
LVMH Moet Hennessy Louis Vuitton SE (x)	33,269	14,159,835
Natixis SA	52,998	213,274
Orange SA (x)	268,546	4,233,867
Pernod Ricard SA	46,489	8,566,391
Peugeot SA	32,410	798,613
Publicis Groupe SA	11,501	607,202
Remy Cointreau SA	1,297	187,007
Renault SA (x)	10,442	656,491
Safran SA	57,437	8,415,401
Sanofi	60,986	5,264,144
Sartorius Stedim Biotech	1,520	239,728
Schneider Electric SE	68,213	6,186,584
SCOR SE	9,071	397,732
SEB SA	1,220	219,326
Societe BIC SA	1,460	111,314
Societe Generale SA	79,400	2,006,149
Sodexo SA	26,809	3,133,808
Suez	18,565	267,889
Teleperformance	3,151	631,325
Thales SA	5,794	715,825
TOTAL SA	194,060	10,873,298
Ubisoft Entertainment SA (x)*	3,675	287,672
Unibail-Rodamco-Westfield (REIT)	7,533	1,128,541
Valeo SA	12,598	409,700
Veolia Environnement SA	26,570	647,157
Vinci SA	27,623	2,828,795
Vivendi SA	49,671	1,367,402
Wendel SA	1,650	224,958
Worldline SA (m)*	4,517	328,722

		147,334,313

Germany (7.3%)
1&1 Drillisch AG	3,090	103,020
adidas AG	9,798	3,024,864
Allianz SE (Registered)	40,633	9,795,202
Aroundtown SA	42,489	350,085
Axel Springer SE	2,313	162,935
BASF SE	49,894	3,626,467
Bayer AG (Registered)	88,072	6,102,938
Bayerische Motoren Werke AG	18,076	1,337,874
Bayerische Motoren Werke AG (Preference) (q)	3,282	203,765
Beiersdorf AG	5,722	686,760
Brenntag AG	31,473	1,549,976
Carl Zeiss Meditec AG	2,186	215,634
Commerzbank AG	55,857	401,351
Continental AG	19,196	2,798,757
Covestro AG (m)	9,437	479,775
Daimler AG (Registered)	80,997	4,506,075
Delivery Hero SE (m)*	5,238	237,590
Deutsche Bank AG (Registered)	106,493	821,012
Deutsche Boerse AG	10,321	1,459,959
Deutsche Lufthansa AG (Registered)	12,188	208,855
Deutsche Post AG (Registered)	136,839	4,496,829
Deutsche Telekom AG (Registered)	181,059	3,131,880
Deutsche Wohnen SE	19,475	714,620
E.ON SE	122,715	1,332,739
Evonik Industries AG	9,693	282,271
Fraport AG Frankfurt Airport Services Worldwide	2,176	187,059
Fresenius Medical Care AG & Co. KGaA	37,332	2,930,763
Fresenius SE & Co. KGaA	23,194	1,257,507
FUCHS PETROLUB SE (Preference) (q)	3,674	144,465
GEA Group AG	53,325	1,515,896
Hannover Rueck SE	3,355	542,489
HeidelbergCement AG	30,390	2,459,038
Henkel AG & Co. KGaA	5,642	518,053
Henkel AG & Co. KGaA (Preference) (q)	9,933	971,580
HOCHTIEF AG	1,124	136,885
HUGO BOSS AG	3,686	245,194
Infineon Technologies AG	157,237	2,780,249
Innogy SE	7,633	326,783
KION Group AG	3,646	229,847
Knorr-Bremse AG	2,627	292,742
LANXESS AG	4,512	268,125
Merck KGaA	30,475	3,186,701
METRO AG	10,574	193,281
MTU Aero Engines AG	9,259	2,205,701
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,123	2,038,531
Porsche Automobil Holding SE (Preference) (q)	8,251	536,100
Puma SE	3,540	236,086
Rheinmetall AG	30,134	3,688,667
RWE AG	28,566	703,893
SAP SE	133,728	18,363,019
Sartorius AG (Preference) (q)	2,025	415,164
Siemens AG (Registered)	54,807	6,518,780
Siemens Healthineers AG (m)	8,627	364,040
Symrise AG	23,220	2,234,789
Telefonica Deutschland Holding AG	35,709	99,766
thyssenkrupp AG	21,981	320,556
TUI AG	24,981	245,041
Uniper SE	10,934	331,092
United Internet AG (Registered)	6,791	223,630
Volkswagen AG	1,674	287,715
Volkswagen AG (Preference) (q)	10,184	1,716,421
Vonovia SE	62,843	3,001,268
Wirecard AG	6,377	1,073,553
Zalando SE (m)*	5,872	260,538

		111,082,240

Hong Kong (2.4%)
AIA Group Ltd.	1,346,852	14,525,939
ASM Pacific Technology Ltd.	17,607	180,314
Bank of East Asia Ltd. (The)	69,027	193,075
CK Asset Holdings Ltd.	139,705	1,093,611
CK Hutchison Holdings Ltd.	147,205	1,451,001
CK Infrastructure Holdings Ltd.	35,840	292,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CLP Holdings Ltd.	90,564	$999,349
Dah Sing Financial Holdings Ltd. (x)	196,800	919,544
Dairy Farm International Holdings Ltd.	19,300	137,995
Hang Lung Properties Ltd.	110,438	262,675
Hang Seng Bank Ltd.	41,574	1,035,132
Henderson Land Development Co. Ltd.	80,906	445,870
HK Electric Investments & HK Electric Investments Ltd. (m)	160,500	164,369
HKT Trust & HKT Ltd.	188,042	298,491
Hong Kong & China Gas Co. Ltd.	562,810	1,247,855
Hong Kong Exchanges & Clearing Ltd.	64,539	2,278,615
Hongkong Land Holdings Ltd.	61,500	394,338
Hysan Development Co. Ltd.	34,907	180,306
Jardine Matheson Holdings Ltd.	11,800	738,326
Jardine Strategic Holdings Ltd.	11,800	447,102
Kerry Properties Ltd.	36,732	154,231
Link REIT (REIT)	113,999	1,400,963
Melco Resorts & Entertainment Ltd. (ADR)	11,243	244,198
MTR Corp. Ltd.	80,618	542,841
New World Development Co. Ltd.	331,238	518,162
NWS Holdings Ltd.	91,062	187,214
PCCW Ltd.	225,559	130,224
Power Assets Holdings Ltd.	76,996	553,935
Shangri-La Asia Ltd.	59,025	74,426
Sino Land Co. Ltd.	165,239	277,101
Sun Hung Kai Properties Ltd.	126,778	2,150,375
Swire Pacific Ltd., Class A	29,331	360,456
Swire Properties Ltd.	69,200	279,486
Techtronic Industries Co. Ltd.	76,000	581,794
Vitasoy International Holdings Ltd.	40,000	192,276
WH Group Ltd. (m)	475,500	482,092
Wharf Holdings Ltd. (The)	74,330	196,965
Wharf Real Estate Investment Co. Ltd.	67,330	474,483
Wheelock & Co. Ltd.	43,116	309,087
Yue Yuen Industrial Holdings Ltd.	47,699	130,671

		36,527,142

India (0.9%)
Adani Ports & Special Economic Zone Ltd.	116,566	692,700
HDFC Bank Ltd.	101,781	3,603,308
HDFC Bank Ltd. (ADR)	24,033	3,125,251
ICICI Bank Ltd. (ADR)	241,606	3,041,820
Infosys Ltd. (ADR)	118,426	1,267,158
ITC Ltd.	351,574	1,394,785

		13,125,022

Indonesia (0.0%)
Indofood Sukses Makmur Tbk. PT	410,800	204,273

Ireland (1.0%)
AerCap Holdings NV*	6,933	360,585
AIB Group plc	295,946	1,210,127
Bank of Ireland Group plc	50,706	264,995
CRH plc	127,373	4,155,340
Flutter Entertainment plc (Aquis Stock Exchange)	10,443	786,177
Flutter Entertainment plc (Dublin Stock Exchange)	4,261	320,461
ICON plc*	40,800	6,281,976
James Hardie Industries plc (CHDI)	24,149	317,036
Kerry Group plc, Class A	8,840	1,055,456
Kingspan Group plc	8,416	457,055
Smurfit Kappa Group plc	12,831	388,243

		15,597,451

Israel (0.5%)
Azrieli Group Ltd.	2,018	135,144
Bank Hapoalim BM*	61,214	453,856
Bank Leumi Le-Israel BM	86,291	622,858
Check Point Software Technologies Ltd.*	26,352	3,046,555
CyberArk Software Ltd.*	2,020	258,237
Elbit Systems Ltd.	1,207	179,589
Israel Chemicals Ltd.	29,531	154,656
Israel Discount Bank Ltd., Class A	63,233	258,155
Mizrahi Tefahot Bank Ltd.*	7,555	174,162
Nice Ltd.*	3,624	492,603
Nice Ltd. (ADR)*	10,106	1,384,522
Teva Pharmaceutical Industries Ltd. (ADR)*	53,177	490,824
Wix.com Ltd.*	2,391	339,761

		7,990,922

Italy (1.5%)
Assicurazioni Generali SpA	59,517	1,120,727
Atlantia SpA	25,818	672,584
Davide Campari-Milano SpA	29,631	290,269
DiaSorin SpA (x)	12,200	1,416,394
Enel SpA	446,724	3,118,935
Eni SpA	315,778	5,244,593
Ferrari NV	6,635	1,077,377
FinecoBank Banca Fineco SpA	28,116	313,633
Intesa Sanpaolo SpA	813,789	1,741,526
Leonardo SpA	20,725	262,647
Mediobanca Banca di Credito Finanziario SpA	32,165	331,587
Moncler SpA	9,612	410,961
Pirelli & C SpA (m)	22,778	134,633
Poste Italiane SpA (m)	27,351	287,994
Prysmian SpA	155,945	3,218,450
Recordati SpA	5,680	236,777
Snam SpA (x)	113,069	561,983
Telecom Italia SpA (Aquis Stock Exchange) (x)	366,992	190,333
Telecom Italia SpA (Turquoise Stock Exchange)*	495,526	270,575
Terna Rete Elettrica Nazionale SpA	70,174	446,851

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
UniCredit SpA	108,990	$1,341,693

		22,690,522

Japan (14.7%)
ABC-Mart, Inc.	1,940	126,316
Acom Co. Ltd.	25,000	89,969
Advantest Corp.	10,800	297,009
Aeon Co. Ltd.	33,352	572,597
AEON Financial Service Co. Ltd.	73,738	1,186,620
Aeon Mall Co. Ltd.	5,768	86,775
AGC, Inc. (x)	10,150	350,682
Air Water, Inc.	8,800	150,510
Aisin Seiki Co. Ltd.	9,138	314,446
Ajinomoto Co., Inc.	23,868	413,536
Alfresa Holdings Corp.	10,864	267,834
Alps Alpine Co. Ltd.	10,300	173,490
Amada Holdings Co. Ltd.	17,548	197,428
ANA Holdings, Inc.	6,130	202,865
Aozora Bank Ltd. (x)	6,791	162,886
Asahi Group Holdings Ltd. (x)	19,787	889,190
Asahi Intecc Co. Ltd.	10,800	265,855
Asahi Kasei Corp.	70,378	749,702
Astellas Pharma, Inc.	103,350	1,471,430
Bandai Namco Holdings, Inc.	31,819	1,543,509
Bank of Kyoto Ltd. (The)	2,616	101,059
Benesse Holdings, Inc.	4,374	101,748
Bridgestone Corp. (x)	31,064	1,222,218
Brother Industries Ltd.	12,515	236,220
Calbee, Inc.	4,300	115,980
Canon, Inc. (x)	54,330	1,585,328
Casio Computer Co. Ltd.	10,527	130,642
Central Japan Railway Co.	7,900	1,581,246
Chiba Bank Ltd. (The)	34,472	168,179
Chubu Electric Power Co., Inc.	33,254	466,201
Chugai Pharmaceutical Co. Ltd.	54,147	3,535,639
Chugoku Electric Power Co., Inc. (The) (x)	16,662	209,869
Coca-Cola Bottlers Japan, Inc.	6,600	167,058
Concordia Financial Group Ltd.	58,600	217,953
Credit Saison Co. Ltd.	8,716	101,942
CyberAgent, Inc.	5,800	210,073
Dai Nippon Printing Co. Ltd.	12,981	276,440
Daicel Corp.	13,455	119,556
Daifuku Co. Ltd.	31,100	1,745,165
Dai-ichi Life Holdings, Inc.	60,100	905,834
Daiichi Sankyo Co. Ltd.	30,787	1,609,097
Daikin Industries Ltd.	13,523	1,764,142
Daito Trust Construction Co. Ltd.	4,038	514,418
Daiwa House Industry Co. Ltd.	31,558	919,387
Daiwa House REIT Investment Corp. (REIT)	90	217,122
Daiwa Securities Group, Inc.	87,676	383,915
Denso Corp.	88,312	3,713,011
Dentsu, Inc.	12,274	428,050
Disco Corp.	1,600	262,375
East Japan Railway Co.	16,625	1,554,329
Eisai Co. Ltd.	13,854	782,681
Electric Power Development Co. Ltd.	7,703	174,901
FamilyMart UNY Holdings Co. Ltd.	14,016	334,361
FANUC Corp.	10,544	1,949,097
Fast Retailing Co. Ltd. (x)	3,016	1,821,936
Fuji Electric Co. Ltd.	5,457	188,033
FUJIFILM Holdings Corp.	19,568	991,513
Fujitsu Ltd.	10,774	750,677
Fukuoka Financial Group, Inc.	8,996	164,125
GMO Payment Gateway, Inc.	2,200	151,203
Hakuhodo DY Holdings, Inc.	9,660	162,531
Hamamatsu Photonics KK	7,400	287,928
Hankyu Hanshin Holdings, Inc.	13,000	465,427
Hikari Tsushin, Inc.	1,100	239,661
Hino Motors Ltd.	15,530	130,647
Hirose Electric Co. Ltd.	1,567	174,701
Hisamitsu Pharmaceutical Co., Inc.	3,367	132,881
Hitachi Chemical Co. Ltd.	4,688	127,228
Hitachi Construction Machinery Co. Ltd.	6,151	159,858
Hitachi High-Technologies Corp.	3,418	175,632
Hitachi Ltd.	185,542	6,795,950
Hitachi Metals Ltd.	12,486	140,940
Honda Motor Co. Ltd.	89,604	2,314,586
Hoshizaki Corp.	3,200	238,037
Hoya Corp.	20,702	1,584,884
Hulic Co. Ltd. (x)	14,400	115,665
Idemitsu Kosan Co. Ltd.	10,295	309,380
IHI Corp.	8,183	197,108
Iida Group Holdings Co. Ltd.	9,300	150,090
Inpex Corp.	54,200	488,285
Isetan Mitsukoshi Holdings Ltd.	17,448	141,442
Isuzu Motors Ltd.	29,769	338,789
ITOCHU Corp.	73,132	1,397,658
J Front Retailing Co. Ltd.	13,734	157,320
Japan Airlines Co. Ltd.	6,758	215,812
Japan Airport Terminal Co. Ltd. (x)	13,000	554,051
Japan Exchange Group, Inc.	29,100	462,080
Japan Post Bank Co. Ltd.	18,800	190,764
Japan Post Holdings Co. Ltd.	87,300	987,859
Japan Prime Realty Investment Corp. (REIT)	43	186,254
Japan Real Estate Investment Corp. (REIT)	75	456,337
Japan Retail Fund Investment Corp. (REIT)	147	297,231
Japan Tobacco, Inc. (x)	126,300	2,787,468
JFE Holdings, Inc.	27,976	410,630
JGC Corp.	12,626	173,086
JSR Corp.	10,518	165,943
JTEKT Corp.	12,482	151,199
JXTG Holdings, Inc.	168,838	836,869
Kajima Corp.	23,669	324,470
Kakaku.com, Inc.	7,000	135,046
Kamigumi Co. Ltd.	5,952	140,774
Kaneka Corp.	2,928	109,988
Kansai Electric Power Co., Inc. (The)	38,323	438,805
Kansai Paint Co. Ltd.	36,252	759,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kao Corp. (x)	43,267	$3,294,737
Kawasaki Heavy Industries Ltd.	7,584	178,178
KDDI Corp.	97,400	2,478,476
Keihan Holdings Co. Ltd.	5,600	243,862
Keikyu Corp.	12,332	212,177
Keio Corp.	5,569	366,222
Keisei Electric Railway Co. Ltd.	6,777	246,716
Keyence Corp.	4,966	3,045,973
Kikkoman Corp.	8,423	366,404
Kintetsu Group Holdings Co. Ltd.	9,598	459,358
Kirin Holdings Co. Ltd.	45,191	973,902
Kobayashi Pharmaceutical Co. Ltd.	2,800	200,232
Kobe Steel Ltd.	19,209	125,607
Koito Manufacturing Co. Ltd.	5,400	287,993
Komatsu Ltd.	102,672	2,475,975
Konami Holdings Corp.	4,988	233,635
Konica Minolta, Inc.	25,136	244,564
Kose Corp.	1,700	284,923
Kubota Corp.	54,008	898,171
Kuraray Co. Ltd. (x)	17,492	208,804
Kurita Water Industries Ltd.	5,914	146,732
Kyocera Corp.	17,908	1,168,509
Kyowa Kirin Co. Ltd.	14,267	256,585
Kyushu Electric Power Co., Inc.	21,588	211,845
Kyushu Railway Co.	8,500	247,554
Lawson, Inc.	3,080	147,694
LINE Corp.*	2,800	78,301
Lion Corp.	12,800	238,275
LIXIL Group Corp.	15,323	242,178
M3, Inc.	23,400	427,349
Makita Corp.	12,692	430,856
Marubeni Corp.	84,268	557,279
Marui Group Co. Ltd.	11,386	231,701
Maruichi Steel Tube Ltd.	3,516	97,606
Mazda Motor Corp.	28,235	294,488
McDonald’s Holdings Co. Japan Ltd. (x)	3,980	175,347
Mebuki Financial Group, Inc.	43,851	114,290
Medipal Holdings Corp.	9,622	212,315
Meiji Holdings Co. Ltd.	6,232	445,081
Minebea Mitsumi, Inc.	20,800	352,085
MISUMI Group, Inc.	15,900	398,477
Mitsubishi Chemical Holdings Corp.	72,959	509,289
Mitsubishi Corp.	73,984	1,948,843
Mitsubishi Electric Corp.	100,971	1,328,923
Mitsubishi Estate Co. Ltd.	65,011	1,208,988
Mitsubishi Gas Chemical Co., Inc.	8,955	119,273
Mitsubishi Heavy Industries Ltd.	17,225	749,455
Mitsubishi Materials Corp.	5,681	161,501
Mitsubishi Motors Corp.	35,821	171,438
Mitsubishi Tanabe Pharma Corp.	12,090	134,564
Mitsubishi UFJ Financial Group, Inc.	645,916	3,067,375
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,200	106,981
Mitsui & Co. Ltd.	90,954	1,479,695
Mitsui Chemicals, Inc.	10,457	258,673
Mitsui Fudosan Co. Ltd.	49,627	1,202,528
Mitsui OSK Lines Ltd.	6,056	144,863
Mizuho Financial Group, Inc.	1,323,352	1,916,016
MonotaRO Co. Ltd.	6,900	168,060
MS&AD Insurance Group Holdings, Inc.	26,336	835,404
Murata Manufacturing Co. Ltd.	29,913	1,342,846
Nabtesco Corp.	6,400	177,727
Nagoya Railroad Co. Ltd.	10,500	290,317
NEC Corp.	13,974	549,550
Nexon Co. Ltd.*	23,600	341,912
NGK Insulators Ltd.	14,967	218,088
NGK Spark Plug Co. Ltd.	8,948	167,814
NH Foods Ltd.	4,637	198,486
Nidec Corp.	22,092	3,017,249
Nikon Corp.	17,659	249,616
Nintendo Co. Ltd.	6,139	2,248,566
Nippon Building Fund, Inc. (REIT) (x)	77	527,070
Nippon Electric Glass Co. Ltd. (x)	5,204	131,723
Nippon Express Co. Ltd.	4,142	220,133
Nippon Paint Holdings Co. Ltd. (x)	8,300	321,792
Nippon Prologis REIT, Inc. (REIT)	90	207,773
Nippon Steel Corp.	41,629	713,927
Nippon Telegraph & Telephone Corp.	34,958	1,626,715
Nippon Yusen KK	8,944	143,433
Nissan Chemical Corp.	6,700	301,707
Nissan Motor Co. Ltd.	129,447	926,414
Nisshin Seifun Group, Inc.	10,461	238,590
Nissin Foods Holdings Co. Ltd.	3,506	225,680
Nitori Holdings Co. Ltd.	4,350	576,154
Nitto Denko Corp.	9,011	444,386
Nomura Holdings, Inc.	180,308	634,502
Nomura Real Estate Holdings, Inc.	6,775	145,535
Nomura Real Estate Master Fund, Inc. (REIT)	205	315,063
Nomura Research Institute Ltd.	19,377	310,384
NSK Ltd.	19,470	173,364
NTT Data Corp.	35,200	468,506
NTT DOCOMO, Inc.	72,700	1,694,187
Obayashi Corp.	34,766	342,130
Obic Co. Ltd.	14,300	1,618,142
Odakyu Electric Railway Co. Ltd.	16,051	392,584
Oji Holdings Corp.	45,512	262,565
Olympus Corp.	65,408	725,576
Omron Corp.	10,344	539,195
Ono Pharmaceutical Co. Ltd.	21,675	388,407
Oracle Corp.	2,240	163,510
Oriental Land Co. Ltd.	10,944	1,354,106
ORIX Corp.	73,810	1,100,835
Osaka Gas Co. Ltd.	18,673	325,087
Otsuka Corp.	5,634	226,531
Otsuka Holdings Co. Ltd. (x)	21,800	710,929

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pan Pacific International Holdings Corp.	6,000	$380,652
Panasonic Corp.	122,686	1,021,407
Park24 Co. Ltd. (x)	6,300	146,609
PeptiDream, Inc. (x)*	5,100	260,641
Persol Holdings Co. Ltd.	10,300	241,797
Pigeon Corp.	6,400	257,330
Pola Orbis Holdings, Inc. (x)	4,800	134,007
Rakuten, Inc.	48,000	569,865
Recruit Holdings Co. Ltd.	60,100	2,003,426
Renesas Electronics Corp.*	40,800	202,458
Resona Holdings, Inc.	118,859	494,552
Ricoh Co. Ltd.	36,380	363,075
Rinnai Corp.	2,084	132,406
Rohm Co. Ltd.	5,426	364,367
Ryohin Keikaku Co. Ltd.	1,300	234,643
Sankyo Co. Ltd.	2,798	101,212
Santen Pharmaceutical Co. Ltd.	19,455	322,100
SBI Holdings, Inc.	11,560	285,958
Secom Co. Ltd.	49,027	4,217,191
Sega Sammy Holdings, Inc.	10,375	125,965
Seibu Holdings, Inc.	11,500	191,569
Seiko Epson Corp.	16,000	253,026
Sekisui Chemical Co. Ltd.	20,314	304,856
Sekisui House Ltd.	33,170	546,244
Seven & i Holdings Co. Ltd.	41,012	1,387,671
Seven Bank Ltd.	30,200	78,991
SG Holdings Co. Ltd.	5,300	150,179
Sharp Corp.	8,500	93,187
Shimadzu Corp.	12,640	309,742
Shimamura Co. Ltd.	1,246	93,033
Shimano, Inc.	13,636	2,027,409
Shimizu Corp.	32,810	272,364
Shin-Etsu Chemical Co. Ltd.	35,664	3,319,466
Shinsei Bank Ltd.	8,417	130,609
Shionogi & Co. Ltd.	14,607	841,208
Shiseido Co. Ltd.	20,822	1,568,385
Shizuoka Bank Ltd. (The)	25,424	187,234
Showa Denko KK (x)	7,500	220,517
SMC Corp.	6,048	2,253,380
Softbank Corp. (x)	91,800	1,191,616
SoftBank Group Corp.	145,244	6,958,079
Sohgo Security Services Co. Ltd.	3,600	165,951
Sompo Holdings, Inc.	17,927	691,873
Sony Corp.	127,064	6,656,379
Sony Financial Holdings, Inc.	8,300	199,234
Stanley Electric Co. Ltd.	7,284	178,899
Subaru Corp.	34,180	830,287
SUMCO Corp. (x)	13,700	162,903
Sumitomo Chemical Co. Ltd.	85,158	394,926
Sumitomo Corp.	61,728	934,665
Sumitomo Dainippon Pharma Co. Ltd.	8,392	159,021
Sumitomo Electric Industries Ltd.	40,860	536,071
Sumitomo Heavy Industries Ltd.	5,556	190,929
Sumitomo Metal Mining Co. Ltd.	13,291	396,825
Sumitomo Mitsui Financial Group, Inc.	72,252	2,550,583
Sumitomo Mitsui Trust Holdings, Inc.	18,633	675,050
Sumitomo Realty & Development Co. Ltd.	18,126	646,931
Sumitomo Rubber Industries Ltd. (x)	9,636	111,362
Sundrug Co. Ltd. (x)	4,200	113,595
Suntory Beverage & Food Ltd.	8,100	351,978
Suzuken Co. Ltd.	4,306	252,413
Suzuki Motor Corp.	19,036	894,108
Sysmex Corp.	8,900	580,070
T&D Holdings, Inc.	29,968	325,071
Taiheiyo Cement Corp.	7,000	211,659
Taisei Corp.	11,836	429,791
Taisho Pharmaceutical Holdings Co. Ltd.	1,771	135,845
Taiyo Nippon Sanso Corp.	6,700	142,184
Takeda Pharmaceutical Co. Ltd.	80,777	2,864,263
TDK Corp.	7,171	554,711
Teijin Ltd.	11,050	188,275
Terumo Corp.	178,600	5,317,498
THK Co. Ltd. (x)	7,008	167,376
Tobu Railway Co. Ltd.	10,098	294,094
Toho Co. Ltd.	6,646	282,323
Toho Gas Co. Ltd.	3,718	136,733
Tohoku Electric Power Co., Inc.	22,759	229,880
Tokio Marine Holdings, Inc.	56,915	2,850,105
Tokyo Electric Power Co. Holdings, Inc.*	78,358	408,451
Tokyo Electron Ltd.	8,636	1,211,115
Tokyo Gas Co. Ltd.	21,842	514,066
Tokyu Corp.	27,205	482,203
Tokyu Fudosan Holdings Corp.	28,992	159,999
Toppan Printing Co. Ltd.	13,955	211,626
Toray Industries, Inc.	370,474	2,814,936
Toshiba Corp.	30,268	941,883
Tosoh Corp.	13,300	186,890
TOTO Ltd.	37,933	1,497,054
Toyo Seikan Group Holdings Ltd.	9,004	178,552
Toyo Suisan Kaisha Ltd.	4,556	187,624
Toyoda Gosei Co. Ltd.	3,542	69,023
Toyota Industries Corp.	8,318	457,504
Toyota Motor Corp.	124,050	7,695,093
Toyota Tsusho Corp.	11,314	342,626
Trend Micro, Inc.	6,782	302,254
Tsuruha Holdings, Inc.	2,100	193,999
Unicharm Corp.	21,882	658,398
United Urban Investment Corp. (REIT)	153	256,289
USS Co. Ltd.	13,210	260,120
West Japan Railway Co.	8,900	719,495
Yahoo Japan Corp.	162,100	475,106
Yakult Honsha Co. Ltd.	6,407	377,354
Yamada Denki Co. Ltd. (x)	39,220	173,519
Yamaha Corp.	31,479	1,494,898
Yamaha Motor Co. Ltd. (x)	15,032	266,997
Yamato Holdings Co. Ltd.	17,536	356,364
Yamazaki Baking Co. Ltd.	6,071	91,728
Yaskawa Electric Corp.	13,640	463,038
Yokogawa Electric Corp.	13,003	254,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Yokohama Rubber Co. Ltd. (The) (x)	7,500	$137,736
ZOZO, Inc.	11,100	207,864

		223,798,177

Luxembourg (0.2%)
ArcelorMittal	36,194	647,634
Eurofins Scientific SE (x)*	5,554	2,456,711
RTL Group SA (x)	2,148	110,010
SES SA (FDR)	20,650	322,865
Tenaris SA	25,834	338,116

		3,875,336

Macau (0.1%)
Galaxy Entertainment Group Ltd.	118,000	795,307
MGM China Holdings Ltd. (x)	48,800	82,961
Sands China Ltd.	132,800	634,955
SJM Holdings Ltd.	95,000	108,113
Wynn Macau Ltd.	90,800	203,413

		1,824,749

Malta (0.0%)
BGP Holdings plc (r)*	1,331,785	—

Mexico (0.3%)
Fresnillo plc	14,164	156,528
Grupo Financiero Banorte SAB de CV, Class O	631,696	3,665,030
Grupo Mexico SAB de CV	174,845	464,310

		4,285,868

Netherlands (3.8%)
ABN AMRO Bank NV (CVA) (m)	81,801	1,750,094
Adyen NV (m)*	568	438,289
Aegon NV	96,320	479,503
Akzo Nobel NV	59,659	5,606,153
ASML Holding NV	30,560	6,384,924
EXOR NV	5,891	412,637
Heineken Holding NV	6,478	679,894
Heineken NV	43,169	4,817,444
ING Groep NV	213,689	2,477,483
Koninklijke Ahold Delhaize NV	64,303	1,446,146
Koninklijke DSM NV	10,115	1,250,242
Koninklijke KPN NV	180,087	552,898
Koninklijke Philips NV	97,775	4,245,406
Koninklijke Vopak NV	3,559	164,103
NN Group NV	64,197	2,584,144
NXP Semiconductors NV	16,053	1,566,933
Randstad NV	6,670	366,329
Royal Dutch Shell plc, Class A	460,660	15,044,380
Royal Dutch Shell plc, Class B	203,465	6,669,055
Wolters Kluwer NV	16,059	1,169,049

		58,105,106

New Zealand (0.1%)
a2 Milk Co. Ltd.*	41,658	410,553
Auckland International Airport Ltd.	52,478	347,259
Fisher & Paykel Healthcare Corp. Ltd.	33,247	345,304
Fletcher Building Ltd.	51,183	166,766
Meridian Energy Ltd.	63,728	203,359
Ryman Healthcare Ltd.	17,319	136,710
Spark New Zealand Ltd.	102,301	274,903

		1,884,854

Norway (0.8%)
Aker BP ASA	6,152	176,401
DNB ASA	237,267	4,414,101
Equinor ASA	54,410	1,074,429
Equinor ASA (ADR)	131,562	2,602,296
Gjensidige Forsikring ASA	10,865	218,817
Mowi ASA	20,619	482,092
Norsk Hydro ASA	428,713	1,532,832
Orkla ASA	44,717	396,718
Schibsted ASA, Class B	5,490	143,131
Telenor ASA	39,967	848,493
Yara International ASA	10,212	495,370

		12,384,680

Peru (0.1%)
Credicorp Ltd.	4,621	1,057,793

Portugal (0.1%)
EDP – Energias de Portugal SA	136,683	519,421
Galp Energia SGPS SA	27,345	420,546
Jeronimo Martins SGPS SA	15,122	243,571

		1,183,538

Russia (0.0%)
Evraz plc	27,437	231,780

Singapore (1.2%)
Ascendas REIT (REIT)	134,766	310,769
CapitaLand Commercial Trust (REIT)	132,904	213,157
CapitaLand Ltd.	148,202	386,662
CapitaLand Mall Trust (REIT)	144,167	280,236
City Developments Ltd.	16,680	116,748
ComfortDelGro Corp. Ltd.	110,350	216,948
DBS Group Holdings Ltd.	525,460	10,081,997
Genting Singapore Ltd.	314,238	213,673
Golden Agri-Resources Ltd.	271,013	58,088
Jardine Cycle & Carriage Ltd.	5,976	160,022
Keppel Corp. Ltd.	82,885	407,993
Oversea-Chinese Banking Corp. Ltd.	175,452	1,478,310
SATS Ltd.	32,300	124,616
Sembcorp Industries Ltd.	51,812	92,289
Singapore Airlines Ltd.	30,082	206,105
Singapore Exchange Ltd.	47,502	278,060
Singapore Press Holdings Ltd.	86,923	156,757
Singapore Technologies Engineering Ltd.	88,919	272,080
Singapore Telecommunications Ltd.	443,519	1,147,314
Suntec REIT (REIT)	108,300	155,286
United Overseas Bank Ltd.	68,521	1,323,321
UOL Group Ltd.	19,174	106,995
Venture Corp. Ltd.	15,600	187,823
Wilmar International Ltd.	97,955	267,874

		18,243,123

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
South Africa (0.4%)
Anglo American plc	128,845	$3,672,601
Investec plc	39,659	257,365
Naspers Ltd., Class N	7,050	1,711,581

		5,641,547

South Korea (0.4%)
NAVER Corp.	13,314	1,314,508
Samsung Electronics Co. Ltd.	136,615	5,560,910

		6,875,418

Spain (2.0%)
ACS Actividades de Construccion y Servicios SA	13,675	545,955
Aena SME SA (m)	3,768	746,805
Amadeus IT Group SA	104,810	8,302,040
Banco Bilbao Vizcaya Argentaria SA	361,421	2,020,748
Banco de Sabadell SA	301,752	312,584
Banco Santander SA	1,275,977	5,920,452
Bankia SA	58,720	138,749
Bankinter SA	37,601	259,016
CaixaBank SA	200,085	572,887
Cellnex Telecom SA (m)*	10,549	390,326
Enagas SA	12,401	330,955
Endesa SA	17,254	443,597
Ferrovial SA	26,453	677,094
Grifols SA	15,799	467,091
Iberdrola SA	318,789	3,177,631
Industria de Diseno Textil SA	59,257	1,782,231
Mapfre SA	63,384	185,302
Naturgy Energy Group SA	16,308	449,317
Red Electrica Corp. SA	23,515	489,723
Repsol SA	76,910	1,205,558
Siemens Gamesa Renewable Energy SA	11,942	198,529
Telefonica SA	255,205	2,095,488

		30,712,078

Sweden (1.2%)
Alfa Laval AB	16,161	352,592
Assa Abloy AB, Class B	54,448	1,230,718
Atlas Copco AB, Class A	36,954	1,181,108
Atlas Copco AB, Class B	20,561	589,852
Boliden AB	14,852	379,771
Electrolux AB	12,810	327,349
Epiroc AB, Class A	36,954	384,736
Epiroc AB, Class B	22,232	220,209
Essity AB, Class B	33,723	1,036,441
Hennes & Mauritz AB, Class B	43,641	777,122
Hexagon AB, Class B	13,906	772,111
Husqvarna AB, Class B	24,111	225,527
ICA Gruppen AB	4,300	184,852
Industrivarden AB, Class C	9,665	214,196
Investor AB, Class B	24,743	1,188,636
Kinnevik AB, Class B	13,653	355,066
L E Lundbergforetagen AB, Class B	3,641	136,290
Lundin Petroleum AB	10,170	315,302
Sandvik AB	61,328	1,126,684
Securitas AB, Class B	17,053	299,148
Skandinaviska Enskilda Banken AB, Class A	86,744	802,598
Skanska AB, Class B	18,271	329,959
SKF AB, Class B	19,671	361,702
Svenska Handelsbanken AB, Class A	82,958	820,812
Swedbank AB, Class A	50,489	758,193
Swedish Match AB	10,155	428,677
Tele2 AB, Class B	25,957	378,755
Telefonaktiebolaget LM Ericsson, Class B	166,901	1,583,431
Telia Co. AB	150,467	668,227
Volvo AB, Class B	80,685	1,280,287

		18,710,351

Switzerland (7.8%)
ABB Ltd. (Registered)	101,276	2,032,367
Adecco Group AG (Registered)	8,696	522,544
Alcon, Inc. (x)*	31,748	1,960,428
Baloise Holding AG (Registered)	2,594	459,172
Barry Callebaut AG (Registered)	128	256,734
Chocoladefabriken Lindt & Spruengli AG	56	407,580
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	488,015
Cie Financiere Richemont SA (Registered)	28,554	2,423,083
Clariant AG (Registered)*	11,104	225,731
Coca-Cola HBC AG*	10,719	404,566
Credit Suisse Group AG (Registered) (x)*	303,548	3,639,653
Credit Suisse Group AG (ADR)*	156,432	1,872,491
Dufry AG (Registered)*	1,802	152,622
EMS-Chemie Holding AG (Registered)	436	282,940
Geberit AG (Registered)	2,012	939,840
Givaudan SA (Registered)	502	1,417,242
Glencore plc*	604,405	2,098,137
Julius Baer Group Ltd.*	66,619	2,965,849
Kuehne + Nagel International AG (Registered)	2,964	439,955
LafargeHolcim Ltd. (Registered)*	25,792	1,259,480
Lonza Group AG (Registered)*	14,585	4,921,429
Nestle SA (Registered)	292,486	30,279,282
Novartis AG (Registered)	157,372	14,379,822
Novartis AG (ADR)	42,642	3,893,641
Pargesa Holding SA	1,595	122,950
Partners Group Holding AG	1,001	786,485
Roche Holding AG	74,112	20,851,117
Schindler Holding AG	2,194	488,380
Schindler Holding AG (Registered)	1,075	234,778
SGS SA (Registered)	295	751,552
Sika AG (Registered)	14,025	2,393,531
Sonova Holding AG (Registered)	2,961	672,762
STMicroelectronics NV	122,740	2,177,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Straumann Holding AG (Registered)	583	$514,440
Swatch Group AG (The)	1,592	455,812
Swatch Group AG (The) (Registered)	2,977	161,170
Swiss Life Holding AG (Registered)	1,840	911,895
Swiss Prime Site AG (Registered)*	3,965	346,257
Swiss Re AG	16,511	1,678,500
Swisscom AG (Registered)(x)	1,464	734,999
Temenos Group AG (Registered)*	3,429	613,476
UBS Group AG (Registered)*	366,771	4,358,271
Vifor Pharma AG	2,560	369,891
Zurich Insurance Group AG	8,222	2,862,792

		119,208,916

Taiwan (0.9%)
ASE Technology Holding Co. Ltd. (ADR)*	477,639	1,886,674
Hon Hai Precision Industry Co. Ltd.	692,040	1,724,558
Taiwan Semiconductor Manufacturing Co. Ltd.	435,000	3,347,285
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	157,708	6,177,422

		13,135,939

United Arab Emirates (0.0%)
NMC Health plc (x)	5,921	180,691

United Kingdom (10.6%)
3i Group plc	53,100	750,881
Admiral Group plc	10,258	287,639
Ashtead Group plc	26,561	760,300
Associated British Foods plc	19,204	600,679
AstraZeneca plc	127,858	10,453,591
Auto Trader Group plc (m)	54,055	376,049
Aviva plc	215,273	1,138,652
BAE Systems plc	175,343	1,103,141
Barclays plc	2,003,152	3,810,766
Barratt Developments plc	55,098	400,658
Berkeley Group Holdings plc	6,658	315,468
BP plc	1,097,861	7,648,738
British American Tobacco plc	124,604	4,350,041
British Land Co. plc (The) (REIT)	49,534	338,684
BT Group plc	459,254	1,145,813
Bunzl plc	19,160	505,381
Burberry Group plc	66,761	1,578,662
Centrica plc	296,579	330,615
CNH Industrial NV	57,698	591,657
Coca-Cola European Partners plc	11,873	670,825
Compass Group plc	150,635	3,609,811
Croda International plc	29,439	1,914,166
DCC plc	5,003	446,020
Diageo plc	439,590	18,891,427
Direct Line Insurance Group plc	74,694	314,738
easyJet plc	8,971	108,595
Experian plc	132,429	4,009,368
Fiat Chrysler Automobiles NV (x)	60,104	838,311
G4S plc	88,134	232,806
GlaxoSmithKline plc	269,709	5,400,122
GVC Holdings plc	31,240	258,590
Halma plc	20,623	529,042
Hargreaves Lansdown plc	15,029	366,262
HSBC Holdings plc	1,394,206	11,630,887
Imperial Brands plc	52,036	1,220,423
Informa plc	67,238	712,997
InterContinental Hotels Group plc	9,175	602,631
Intertek Group plc	21,521	1,503,729
ITV plc	1,019,630	1,398,469
J Sainsbury plc	82,144	204,413
John Wood Group plc	35,870	205,900
Johnson Matthey plc	10,716	453,036
Just Eat plc*	38,653	306,796
Kingfisher plc	116,131	316,936
Land Securities Group plc (REIT)	38,264	404,880
Legal & General Group plc	323,808	1,108,238
Linde plc	27,089	5,441,332
Lloyds Banking Group plc	3,875,930	2,785,494
London Stock Exchange Group plc	17,022	1,185,913
Marks & Spencer Group plc	101,956	272,812
Meggitt plc	44,550	296,460
Melrose Industries plc	974,129	2,237,287
Merlin Entertainments plc (m)	40,761	232,474
Micro Focus International plc	19,289	505,599
Mondi plc	20,447	464,803
National Grid plc	187,763	1,992,962
Next plc	7,474	524,506
Ocado Group plc*	24,693	365,958
Pearson plc	44,454	462,587
Persimmon plc	16,931	429,385
Prudential plc	281,366	6,131,624
Reckitt Benckiser Group plc	77,062	6,081,324
RELX plc (London Stock Exchange)	52,765	1,279,535
RELX plc (Turquoise Stock Exchange)	161,253	3,901,917
Rentokil Initial plc	100,461	507,132
Rolls-Royce Holdings plc*	295,653	3,155,404
Rolls-Royce Holdings plc (Preference) (q)(r)*	21,345,298	27,107
Royal Bank of Scotland Group plc	259,840	725,304
RSA Insurance Group plc	54,426	398,674
Sage Group plc (The)	57,162	582,485
Schroders plc	7,468	289,262
Segro plc (REIT)	55,303	512,834
Severn Trent plc	12,884	335,095
Smith & Nephew plc	47,411	1,026,574
Smiths Group plc	22,700	451,156
Spirax-Sarco Engineering plc	3,999	466,463
SSE plc	55,663	793,133
St James’s Place plc	28,001	390,447
Standard Chartered plc	154,821	1,404,224

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Standard Life Aberdeen plc	123,597	$462,410
Taylor Wimpey plc	184,322	369,261
Tesco plc	532,010	1,531,644
Unilever NV (CVA)	145,377	8,853,906
Unilever plc	74,658	4,640,570
United Utilities Group plc	37,913	376,900
Vodafone Group plc	1,451,527	2,383,842
Weir Group plc (The)	12,519	245,870
Whitbread plc	9,804	576,338
Wm Morrison Supermarkets plc	126,652	323,935
WPP plc	168,443	2,118,178

		161,686,953

United States (1.4%)
Accenture plc, Class A	14,125	2,609,876
Carnival Corp.	53,295	2,480,882
Carnival plc	8,937	394,851
Core Laboratories NV (x)	27,259	1,425,100
Everest Re Group Ltd.	12,355	3,053,909
Ferguson plc	37,640	2,676,851
JBS SA	435,100	2,386,283
LivaNova plc*	21,950	1,579,522
Mellanox Technologies Ltd.*	10,428	1,154,067
Mettler-Toledo International, Inc.*	1,452	1,219,680
QIAGEN NV*	45,798	1,858,625

		20,839,646

Total Common Stocks (79.1%) (Cost $887,698,019)		1,205,008,410

EXCHANGE TRADED FUNDS (ETF):
Equity (10.2%)
iShares China Large-Cap ETF	125,210	5,355,232
iShares Core MSCI EAFE ETF	379,600	23,307,440
iShares Core MSCI Emerging Markets ETF	23,100	1,188,264
iShares Currency Hedged MSCI Japan ETF (x)	203,625	6,177,983
iShares Latin America 40 ETF (x)	31,047	1,047,526
iShares MSCI Australia ETF (x)	111,915	2,522,564
iShares MSCI Austria ETF (x)	120,137	2,384,719
iShares MSCI Belgium ETF (x)	81,197	1,488,341
iShares MSCI France ETF (x)	74,367	2,279,349
iShares MSCI Germany ETF (x)	326,810	9,167,020
iShares MSCI Hong Kong ETF	10,677	276,321
iShares MSCI Indonesia ETF (x)	10,700	278,093
iShares MSCI Ireland ETF (x)	41,700	1,735,137
iShares MSCI Israel ETF (x)	28,900	1,575,917
iShares MSCI Italy ETF (x)	319,624	8,805,641
iShares MSCI Japan ETF	126,970	6,930,023
iShares MSCI Malaysia ETF	9,164	272,446
iShares MSCI Mexico ETF (x)	11,748	509,628
iShares MSCI Netherlands ETF (x)	9,993	308,184
iShares MSCI New Zealand ETF (x)	28,000	1,498,840
iShares MSCI Norway ETF (x)	54,300	1,323,834
iShares MSCI Poland ETF (x)	12,000	285,000
iShares MSCI Singapore ETF (x)	64,563	1,594,706
iShares MSCI Spain ETF (x)	114,721	3,316,584
iShares MSCI Sweden ETF	5,003	154,293
iShares MSCI Turkey ETF (x)	12,184	290,223
SPDR EURO STOXX 50 ETF (x)	9,664	370,131
SPDR Portfolio Developed World ex-US ETF (x)	391,000	11,569,690
SPDR S&P Emerging Asia Pacific ETF (x)	28,279	2,763,989
Vanguard FTSE Developed Markets ETF	190,900	7,962,439
Vanguard FTSE Emerging Markets ETF	166,100	7,064,233
Vanguard FTSE Europe ETF (x)	625,000	34,312,500
Vanguard FTSE Pacific ETF	106,000	7,004,480

Total Exchange Traded Funds (10.2%) (Cost $140,379,945)		155,120,770

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/8/19*	13,675	21,459
Repsol SA, expiring 7/4/19*	76,910	42,660

Total Rights (0.0%) (Cost $65,358)		64,119

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.1%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $200,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $204,000. (xx)	$200,000	200,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $29,314, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $29,894. (xx)	29,307	29,307
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $5,002,343, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $5,100,000. (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $3,584,465, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $3,656,155. (xx)	$3,583,718	$3,583,718
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $17,008,462, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $18,603,305. (xx)	17,000,000	17,000,000
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $1,100,232, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $1,126,439. (xx)	1,100,000	1,100,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $24,011,107, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/25/19-2/15/49; total market value $24,480,000. (xx)	24,000,000	24,000,000
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $12,002,470, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $12,930,817. (xx)	12,000,000	12,000,000

Total Repurchase Agreements		62,913,025

Total Short-Term Investments (4.1%) (Cost $62,913,025)		62,913,025

Total Investments in Securities (93.4%) (Cost $1,091,056,347)		1,423,106,324
Other Assets Less Liabilities (6.6%)		100,901,460

Net Assets (100%)		$1,524,007,784

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $7,805,312 or 0.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $73,303,818. This was collateralized by $16,134,297 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $62,913,025 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI —	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
FDR	— Finnish Depositary Receipt
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Sheqel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$223,535,477	14.7%
Industrials	166,962,036	11.0
Exchange Traded Funds	155,120,770	10.2
Consumer Staples	148,994,602	9.8
Health Care	145,200,548	9.5
Consumer Discretionary	138,743,731	9.1
Information Technology	108,900,145	7.1
Materials	96,322,081	6.3
Energy	64,096,685	4.2
Repurchase Agreements	62,913,025	4.1
Communication Services	54,424,844	3.6
Real Estate	29,718,910	2.0
Utilities	28,173,470	1.8
Cash and Other	100,901,460	6.6

		100.0%

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	105,383	2,295,471	—	(28,697)	4,276	497,046	2,768,096	135,589	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,542	9/2019	EUR	60,773,124	1,657,577
FTSE 100 Index	403	9/2019	GBP	37,713,793	451,051
SPI 200 Index	132	9/2019	AUD	15,195,661	207,156
TOPIX Index	261	9/2019	JPY	37,546,816	(121,843)

					2,193,941

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,661,635	USD	1,146,126	Toronto Dominion Bank	9/20/2019	23,272
EUR	4,133,850	USD	4,675,132	Toronto Dominion Bank	9/20/2019	55,735
GBP	2,171,440	USD	2,749,432	Toronto Dominion Bank	9/20/2019	18,224
JPY	313,119,905	USD	2,908,320	Toronto Dominion Bank	9/20/2019	13,312

Total unrealized appreciation						110,543

JPY	2,484,891	USD	23,070	Brown Brothers Harriman & Co.	7/3/2019	(22)

Total unrealized depreciation						(22)

Net unrealized appreciation						110,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 13,675,126, CAD 4,443, CHF 77,975, DKK 591, EUR 54,845,421, GBP 33,973,486, HKD 89,120, ILS 15,861, INR 26,564, JPY 34,606,997, KRW 1, NOK 14,011, NZD 51,687, SEK 9,819 and SGD 73,226.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$4,909,187	$63,285,345	$—		$68,194,532
Austria	—	7,198,494	—		7,198,494
Belgium	—	7,429,597	—		7,429,597
Brazil	3,557,484	—	—		3,557,484
Canada	9,995,786	—	—		9,995,786
Chile	1,300,771	269,743	—		1,570,514
China	7,414,437	13,909,223	—		21,323,660
Colombia	2,284,959	206,329	—		2,491,288
Czech Republic	—	1,674,985	—		1,674,985
Denmark	—	14,380,307	—		14,380,307
Finland	—	8,773,335	—		8,773,335
France	—	147,334,313	—		147,334,313
Germany	—	111,082,240	—		111,082,240
Hong Kong	1,823,964	34,703,178	—		36,527,142
India	7,434,229	5,690,793	—		13,125,022
Indonesia	—	204,273	—		204,273
Ireland	6,642,561	8,954,890	—		15,597,451
Israel	5,519,899	2,471,023	—		7,990,922
Italy	—	22,690,522	—		22,690,522
Japan	—	223,798,177	—		223,798,177
Luxembourg	—	3,875,336	—		3,875,336
Macau	—	1,824,749	—		1,824,749
Malta	—	—	—	(a)	—	(a)
Mexico	4,129,340	156,528	—		4,285,868
Netherlands	1,566,933	56,538,173	—		58,105,106
New Zealand	—	1,884,854	—		1,884,854
Norway	2,602,296	9,782,384	—		12,384,680
Peru	1,057,793	—	—		1,057,793
Portugal	—	1,183,538	—		1,183,538
Russia	—	231,780	—		231,780
Singapore	—	18,243,123	—		18,243,123
South Africa	—	5,641,547	—		5,641,547
South Korea	—	6,875,418	—		6,875,418
Spain	—	30,712,078	—		30,712,078
Sweden	—	18,710,351	—		18,710,351
Switzerland	5,766,132	113,442,784	—		119,208,916
Taiwan	8,064,096	5,071,843	—		13,135,939
United Arab Emirates	—	180,691	—		180,691
United Kingdom	670,825	160,989,021	27,107		161,686,953
United States	15,909,319	4,930,327	—		20,839,646
Exchange Traded Funds	155,120,770	—	—		155,120,770
Forward Currency Contracts	—	110,543	—		110,543
Futures	2,315,784	—	—		2,315,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Spain	$—	$64,119	$—	$64,119
Short-Term Investments
Repurchase Agreements	—	62,913,025	—	62,913,025

Total Assets	$248,086,565	$1,177,418,979	$27,107	$1,425,532,651

Liabilities:
Forward Currency Contracts	$—	$(22)	$—	$(22)
Futures	(121,843)	—	—	(121,843)

Total Liabilities	$(121,843)	$(22)	$—	$(121,865)

Total	$247,964,722	$1,177,418,957	$27,107	$1,425,410,786

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$110,543
Equity contracts	Receivables, Net assets – Unrealized appreciation	2,315,784	*

Total		$2,426,327

	Liability Derivatives
Foreign exchange contracts	Payables	$(22)
Equity contracts	Payables, Net assets – Unrealized depreciation	(121,843	)*

Total		$(121,865)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(157,061)	$(157,061)
Equity contracts	13,313,345	—	13,313,345

Total	$13,313,345	$(157,061)	$13,156,284

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(2,970)	$(2,970)
Equity contracts	7,211,046	—	7,211,046

Total	$7,211,046	$(2,970)	$7,208,076

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $12,368,000 and futures contracts with an average notional balance of approximately $150,509,000 during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Toronto-Dominion Bank	$110,543	$—	$—	$110,543

Total	$110,543	$—	$—	$110,543

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Brown Brothers Harriman & Co.	$22	$—	$—	$22

Total	$22	$—	$—	$22

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$79,801,961
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$116,577,399

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$406,442,531
Aggregate gross unrealized depreciation	(103,555,823)

Net unrealized appreciation	$302,886,708

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,122,524,078

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $2,109,383)	$2,768,096
Unaffiliated Issuers (Cost $1,026,033,939)	1,357,425,203
Repurchase Agreements (Cost $62,913,025)	62,913,025
Cash	14,076,625
Foreign cash (Cost $140,316,243)	137,464,328
Cash held as collateral at broker for futures	7,688,870
Dividends, interest and other receivables	5,660,810
Receivable for securities sold	1,821,904
Due from broker for futures variation margin	1,193,225
Unrealized appreciation on forward foreign currency contracts	110,543
Receivable for Portfolio shares sold	94,844
Securities lending income receivable	57,146
Other assets	37,460

Total assets	1,591,312,079

LIABILITIES
Payable for return of collateral on securities loaned	62,913,025
Payable for securities purchased	2,396,673
Investment management fees payable	726,973
Payable for Portfolio shares redeemed	589,009
Distribution fees payable – Class IB	216,876
Administrative fees payable	149,940
Trustees’ fees payable	26,040
Distribution fees payable – Class IA	3,978
Unrealized depreciation on forward foreign currency contracts	22
Accrued expenses	281,759

Total liabilities	67,304,295

NET ASSETS	$1,524,007,784

Net assets were comprised of:
Paid in capital	$1,223,285,569
Total distributable earnings (loss)	300,722,215

Net assets	$1,524,007,784

Class IA
Net asset value, offering and redemption price per share, $19,756,130 / 1,825,981 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.82

Class IB
Net asset value, offering and redemption price per share, $1,075,875,990 / 99,317,905 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.83

Class K
Net asset value, offering and redemption price per share, $428,375,664 / 39,444,705 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.86

(x)	Includes value of securities on loan of $73,303,818.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($135,589 of dividend income received from affiliates) (net of $2,454,875 foreign withholding tax)	$28,178,420
Interest	219,048
Securities lending (net)	532,326

Total income	28,929,794

EXPENSES
Investment management fees	4,396,539
Distribution fees – Class IB	1,310,340
Administrative fees	918,808
Custodian fees	192,644
Printing and mailing expenses	58,836
Professional fees	42,409
Distribution fees – Class IA	23,745
Trustees’ fees	22,580
Miscellaneous	70,646

Total expenses	7,036,547

NET INVESTMENT INCOME (LOSS)	21,893,247

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($4,276 of realized gain (loss) from affiliates)	9,541,334
Futures contracts	13,313,345
Forward foreign currency contracts	(157,061)
Foreign currency transactions	172,863

Net realized gain (loss)	22,870,481

Change in unrealized appreciation (depreciation) on:
Investments in securities ($497,046 of change in unrealized appreciation (depreciation) from affiliates)	148,302,235
Futures contracts	7,211,046
Forward foreign currency contracts	(2,970)
Foreign currency translations	85,535

Net change in unrealized appreciation (depreciation)	155,595,846

NET REALIZED AND UNREALIZED GAIN (LOSS)	178,466,327

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$200,359,574

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,893,247	$28,454,679
Net realized gain (loss)	22,870,481	27,069,545
Net change in unrealized appreciation (depreciation)	155,595,846	(297,211,168)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	200,359,574	(241,686,944)

Distributions to shareholders:
Class IA	—	(354,168)
Class IB	—	(19,693,153)
Class K	—	(8,367,086)

Total distributions to shareholders	—	(28,414,407)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 59,764 and 101,436 shares, respectively ]	621,678	1,110,410
Capital shares issued in reinvestment of dividends [ 0 and 36,188 shares, respectively ]	—	354,168
Capital shares repurchased [ (120,354) and (180,270) shares, respectively ]	(1,237,457)	(1,972,643)

Total Class IA transactions	(615,779)	(508,065)

Class IB
Capital shares sold [ 886,352 and 2,247,605 shares, respectively ]	9,095,640	24,790,830
Capital shares issued in reinvestment of dividends [ 0 and 2,009,756 shares, respectively ]	—	19,693,153
Capital shares repurchased [ (5,989,184) and (12,218,168) shares, respectively ]	(62,197,059)	(134,786,168)

Total Class IB transactions	(53,101,419)	(90,302,185)

Class K
Capital shares sold [ 94,471 and 5,068,683 shares, respectively ]	977,184	49,587,129
Capital shares issued in reinvestment of dividends [ 0 and 853,111 shares, respectively ]	—	8,367,086
Capital shares repurchased [ (2,640,207) and (5,344,400) shares, respectively ]	(27,441,492)	(58,977,931)

Total Class K transactions	(26,464,308)	(1,023,716)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(80,181,506)	(91,833,966)

TOTAL INCREASE (DECREASE) IN NET ASSETS	120,178,068	(361,935,317)
NET ASSETS:
Beginning of period	1,403,829,716	1,765,765,033

End of period	$1,524,007,784	$1,403,829,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.45	$11.32	$9.11	$9.11	$9.53	$10.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.18	0.16	0.16	0.14	0.10
Net realized and unrealized gain (loss)	1.22	(1.86)	2.23	(0.13)	(0.55)	(0.74)

Total from investment operations	1.37	(1.68)	2.39	0.03	(0.41)	(0.64)

Less distributions:
Dividends from net investment income	—	(0.19)	(0.18)	(0.03)	(0.01)	(0.14)

Net asset value, end of period	$10.82	$9.45	$11.32	$9.11	$9.11	$9.53

Total return (b)	14.50%	(14.89)%	26.25%	0.29%	(4.35)%	(6.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,756	$17,831	$21,841	$19,301	$21,358	$22,638
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.02%	1.03%	1.04%	1.03%	1.01%	1.04%
Before waivers and reimbursements (a)(f)	1.02%	1.03%	1.04%	1.04%	1.02%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.88%	1.68%	1.50%	1.76%	1.44%	0.97%
Before waivers and reimbursements (a)(f)	2.88%	1.68%	1.50%	1.75%	1.44%	0.97%
Portfolio turnover rate (z)^	6%	10%	7%	14%	11%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.46	$11.33	$9.12	$9.12	$9.54	$10.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.18	0.16	0.16	0.14	0.15
Net realized and unrealized gain (loss)	1.22	(1.86)	2.23	(0.13)	(0.55)	(0.79)

Total from investment operations	1.37	(1.68)	2.39	0.03	(0.41)	(0.64)

Less distributions:
Dividends from net investment income	—	(0.19)	(0.18)	(0.03)	(0.01)	(0.14)

Net asset value, end of period	$10.83	$9.46	$11.33	$9.12	$9.12	$9.54

Total return (b)	14.48%	(14.88)%	26.22%	0.29%	(4.34)%	(6.25)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,075,876	$988,129	$1,273,795	$1,114,970	$1,222,810	$1,388,764
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.02%	1.03%	1.04%	1.03%	1.01%	1.03%
Before waivers and reimbursements (a)(f)	1.02%	1.03%	1.04%	1.04%	1.02%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.88%	1.68%	1.50%	1.76%	1.45%	1.49%
Before waivers and reimbursements (a)(f)	2.88%	1.68%	1.50%	1.76%	1.45%	1.49%
Portfolio turnover rate (z)^	6%	10%	7%	14%	11%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.48	$11.35	$9.13	$9.14	$9.53	$10.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.21	0.18	0.18	0.17	0.16
Net realized and unrealized gain (loss)	1.22	(1.86)	2.24	(0.14)	(0.55)	(0.78)

Total from investment operations	1.38	(1.65)	2.42	0.04	(0.38)	(0.62)

Less distributions:
Dividends from net investment income	—	(0.22)	(0.20)	(0.05)	(0.01)	(0.16)

Net asset value, end of period	$10.86	$9.48	$11.35	$9.13	$9.14	$9.53

Total return (b)	14.56%	(14.61)%	26.59%	0.43%	(4.03)%	(6.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$428,376	$397,870	$470,129	$410,363	$458,112	$521,809
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.77%	0.78%	0.79%	0.78%	0.76%	0.78%
Before waivers and reimbursements (a)(f)	0.77%	0.78%	0.79%	0.79%	0.77%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.12%	1.93%	1.75%	2.02%	1.70%	1.56%
Before waivers and reimbursements (a)(f)	3.12%	1.93%	1.75%	2.01%	1.70%	1.56%
Portfolio turnover rate (z)^	6%	10%	7%	14%	11%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$276,695,101	17.2%
Industrials	220,600,572	13.7
Consumer Discretionary	190,588,022	11.9
Consumer Staples	176,257,873	11.0
Materials	159,249,273	9.9
Health Care	134,953,918	8.4
Energy	123,149,437	7.7
Information Technology	119,535,809	7.5
Communication Services	93,960,248	5.9
Utilities	53,429,379	3.3
Repurchase Agreements	32,320,517	2.0
Real Estate	32,039,167	2.0
Closed End Funds	1,628,198	0.1
Cash and Other	(9,704,599)	(0.6)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,134.94	$3.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.11	3.73
Class IB
Actual	1,000.00	1,136.03	3.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.11	3.73
Class K
Actual	1,000.00	1,137.52	2.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.34	2.48

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.74%, 0.74% and 0.50%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (11.1%)
Abacus Property Group (REIT) (x)	43,136	$124,163
Adelaide Brighton Ltd.	52,594	149,171
Afterpay Touch Group Ltd.*	22,410	394,425
AGL Energy Ltd.	87,390	1,227,656
ALS Ltd.	65,239	336,180
Altium Ltd.	15,720	377,439
Alumina Ltd.	306,817	501,884
AMP Ltd.	386,329	574,991
Ansell Ltd. (x)	17,871	336,869
APA Group	156,702	1,188,136
Appen Ltd.	13,403	263,374
ARB Corp. Ltd. (x)	9,460	120,873
Ardent Leisure Group Ltd.*	50,245	37,038
Aristocrat Leisure Ltd.	84,539	1,823,250
ASX Ltd.	25,694	1,485,829
Atlas Arteria Ltd.	87,793	483,219
Aurizon Holdings Ltd.	264,575	1,003,022
Ausdrill Ltd. (x)	67,915	87,015
AusNet Services	227,121	298,969
Austal Ltd.	41,779	100,019
Australia & New Zealand Banking Group Ltd.	384,045	7,605,946
Australian Pharmaceutical Industries Ltd.	48,628	45,064
Aveo Group (x)	52,928	69,857
Bank of Queensland Ltd.	52,949	354,257
Bapcor Ltd.	37,525	147,002
Beach Energy Ltd.	228,831	318,892
Bega Cheese Ltd. (x)	28,397	95,295
Bellamy’s Australia Ltd. (x)*	12,118	70,697
Bendigo & Adelaide Bank Ltd.	64,398	523,539
BHP Group Ltd.	390,551	11,285,509
BHP Group plc	343,821	8,798,205
Bingo Industries Ltd. (m)(x)	55,768	88,483
Blackmores Ltd. (x)	1,744	110,084
BlueScope Steel Ltd.	69,307	586,317
Boral Ltd.	155,070	557,398
Brambles Ltd.	210,736	1,905,560
Bravura Solutions Ltd.	32,430	110,650
Breville Group Ltd.	12,002	137,849
Brickworks Ltd.	10,460	119,625
BWP Trust (REIT)	64,547	166,760
Caltex Australia Ltd.	34,806	604,780
carsales.com Ltd.	32,142	305,308
Challenger Ltd.	76,390	356,101
Charter Hall Group (REIT)	61,700	469,118
Charter Hall Long Wale REIT (REIT)	35,571	125,113
Charter Hall Retail REIT (REIT)	47,843	146,780
CIMIC Group Ltd.	13,087	411,335
Cleanaway Waste Management Ltd.	265,482	434,269
Clinuvel Pharmaceuticals Ltd.	5,890	139,269
Coca-Cola Amatil Ltd.	67,585	484,919
Cochlear Ltd.	7,614	1,105,644
Coles Group Ltd.*	150,521	1,410,738
Commonwealth Bank of Australia	233,513	13,570,771
Computershare Ltd.	66,917	761,531
Cooper Energy Ltd.*	209,760	79,521
Corporate Travel Management Ltd. (x)	10,717	169,287
Costa Group Holdings Ltd. (x)	41,516	117,751
Credit Corp. Group Ltd.	7,098	132,153
Cromwell Property Group (REIT) (x)	215,611	174,832
Crown Resorts Ltd.	47,787	417,683
CSL Ltd.	60,040	9,062,482
CSR Ltd.	67,797	186,104
Dexus (REIT)	143,869	1,311,022
Domain Holdings Australia Ltd. (x)	28,799	64,294
Domino’s Pizza Enterprises Ltd. (x)	8,436	222,923
Downer EDI Ltd.	81,040	393,707
DuluxGroup Ltd.	50,841	332,658
Eclipx Group Ltd.	39,988	36,776
Elders Ltd.	14,819	64,607
Emeco Holdings Ltd. (x)*	29,823	43,340
Estia Health Ltd. (x)	31,206	57,838
Evolution Mining Ltd.	200,991	615,221
Flight Centre Travel Group Ltd.	7,688	224,260
Fortescue Metals Group Ltd.	227,226	1,438,907
G8 Education Ltd. (x)	59,125	125,771
Galaxy Resources Ltd. (x)*	48,982	42,125
Goodman Group (REIT)	212,659	2,243,938
GPT Group (The) (REIT)	257,993	1,113,912
GrainCorp Ltd., Class A	30,457	170,417
Growthpoint Properties Australia Ltd. (REIT)	34,753	100,521
GUD Holdings Ltd.	11,376	79,945
GWA Group Ltd. (x)	35,276	84,698
Harvey Norman Holdings Ltd. (x)	83,818	239,497
Healius Ltd.	65,076	137,974
HUB24 Ltd.	7,441	62,061
IDP Education Ltd.	16,706	207,124
Iluka Resources Ltd.	55,356	418,551
Incitec Pivot Ltd.	220,581	528,069
Independence Group NL	61,240	202,929
Inghams Group Ltd. (x)	40,833	115,241
Insurance Australia Group Ltd.	306,606	1,777,988
InvoCare Ltd. (x)	15,501	174,011
IOOF Holdings Ltd. (x)	40,142	145,699
IPH Ltd.	25,103	131,472
IRESS Ltd.	22,477	219,815
JB Hi-Fi Ltd. (x)	14,943	271,185
Lendlease Group	77,718	709,305
Link Administration Holdings Ltd.	70,101	246,072
Lynas Corp. Ltd. (x)*	86,335	155,771
Macquarie Group Ltd.	41,993	3,696,646
Magellan Financial Group Ltd.	18,580	665,249
Mayne Pharma Group Ltd.*	184,355	66,007
McMillan Shakespeare Ltd.	10,560	90,521
Medibank Pvt Ltd.	364,293	892,574
Metcash Ltd. (x)	118,679	214,129
Mineral Resources Ltd. (x)	20,819	218,947
Mirvac Group (REIT)	525,136	1,153,942
Monadelphous Group Ltd.	12,330	162,825

See Notes to Financial Statements.

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EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nanosonics Ltd.*	33,430	$131,899
National Australia Bank Ltd.	362,134	6,793,190
National Storage REIT (REIT)	82,377	101,207
Navitas Ltd. (r)	40,793	166,821
nearmap Ltd.*	51,083	135,561
New Hope Corp. Ltd.	42,130	80,155
Newcrest Mining Ltd.	101,287	2,271,918
NEXTDC Ltd. (x)*	45,784	208,606
nib holdings Ltd.	60,619	326,417
Nine Entertainment Co. Holdings Ltd.	206,159	271,376
Northern Star Resources Ltd.	85,205	696,882
NRW Holdings Ltd.	47,135	83,059
Nufarm Ltd. (x)	41,524	119,523
Oil Search Ltd.	175,811	872,637
oOh!media Ltd.	30,667	83,966
Orica Ltd.	49,945	710,745
Origin Energy Ltd.	233,500	1,198,319
Orocobre Ltd. (x)*	29,611	58,623
Orora Ltd.	158,977	361,616
OZ Minerals Ltd.	41,425	291,697
Pact Group Holdings Ltd. (x)	26,630	52,161
Pendal Group Ltd.	33,481	168,063
Perpetual Ltd.	6,297	186,735
Pilbara Minerals Ltd. (x)*	208,814	79,896
Pinnacle Investment Management Group Ltd.	17,053	52,438
Platinum Asset Management Ltd.	39,443	134,301
Premier Investments Ltd.	12,796	136,279
Qantas Airways Ltd.	209,536	794,366
QBE Insurance Group Ltd.	181,148	1,504,480
Qube Holdings Ltd. (x)	192,470	410,776
Ramsay Health Care Ltd.	17,209	872,773
REA Group Ltd.	6,506	438,666
Regis Resources Ltd.	65,559	243,016
Resolute Mining Ltd.	91,481	85,739
Rio Tinto Ltd.	49,257	3,588,112
Rio Tinto plc	181,821	11,269,249
Sandfire Resources NL	20,676	97,109
Santos Ltd.	234,043	1,163,314
Saracen Mineral Holdings Ltd. (x)*	104,151	269,079
Scentre Group (REIT)	706,478	1,904,574
SEEK Ltd.	46,719	694,028
Service Stream Ltd.	47,795	94,288
Seven Group Holdings Ltd. (x)	15,402	199,932
Shopping Centres Australasia Property Group (REIT)	114,381	191,920
Sigma Healthcare Ltd. (x)	140,726	54,832
SmartGroup Corp. Ltd.	12,613	73,850
Sonic Healthcare Ltd.	60,496	1,150,970
South32 Ltd.	681,968	1,522,506
Southern Cross Media Group Ltd.	99,992	87,749
Spark Infrastructure Group	221,718	378,247
SpeedCast International Ltd.	29,732	72,639
St Barbara Ltd.	87,998	181,630
Star Entertainment Grp Ltd. (The)	108,140	312,789
Steadfast Group Ltd.	102,717	253,115
Stockland (REIT)	322,026	942,747
Suncorp Group Ltd.	171,968	1,626,235
Super Retail Group Ltd. (x)	18,258	105,492
Sydney Airport	298,747	1,686,272
Tabcorp Holdings Ltd.	265,889	830,670
Tassal Group Ltd.	23,678	81,453
Technology One Ltd.	32,204	178,157
Telstra Corp. Ltd.	1,578,115	4,265,475
TPG Telecom Ltd.	45,514	205,778
Transurban Group	346,044	3,580,938
Treasury Wine Estates Ltd.	95,550	1,000,847
Vicinity Centres (REIT)	425,065	731,121
Virgin Australia International Holdings Pty. Ltd. (r)*	190,064	—
Viva Energy Group Ltd. (m)(x)	141,397	209,455
Viva Energy REIT (REIT)	58,548	106,869
Vocus Group Ltd.*	81,685	187,525
Washington H Soul Pattinson & Co. Ltd.	15,786	243,706
Webjet Ltd.	17,138	163,632
Wesfarmers Ltd.	150,449	3,819,317
Western Areas Ltd.	34,475	47,559
Westpac Banking Corp.	455,762	9,074,284
Whitehaven Coal Ltd. (x)	91,439	234,953
WiseTech Global Ltd. (x)	19,368	376,781
Woodside Petroleum Ltd.	124,204	3,170,498
Woolworths Group Ltd.	174,265	4,065,449
WorleyParsons Ltd.	42,764	441,630

		177,407,165

Belgium (1.1%)
Anheuser-Busch InBev SA/NV	194,050	17,175,727

Chile (0.0%)
Antofagasta plc	57,395	677,574

Finland (0.4%)
Nokia OYJ	1,283,201	6,370,552

France (15.7%)
Air Liquide SA	97,775	13,680,692
Airbus SE	130,098	18,444,464
BNP Paribas SA	452,326	21,481,404
Danone SA (x)	146,615	12,420,335
Engie SA	423,391	6,422,381
EssilorLuxottica SA	66,347	8,657,103
Kering SA	16,992	10,049,165
L’Oreal SA	55,727	15,873,475
LVMH Moet Hennessy Louis Vuitton SE (x)	60,793	25,874,504
Orange SA	466,103	7,348,529
Safran SA	82,427	12,076,819
Sanofi	257,169	22,198,122
Schneider Electric SE	125,054	11,341,784
Societe Generale SA	316,932	8,007,718
TOTAL SA	612,599	34,324,289
Unibail-Rodamco-Westfield (CHDI) (REIT)	43,002	310,047
Unibail-Rodamco-Westfield (REIT)	31,485	4,716,860
Vinci SA	126,398	12,944,068
Vivendi SA	219,127	6,032,389

		252,204,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Germany (11.2%)
adidas AG	41,940	$12,947,827
Allianz SE (Registered)	96,641	23,296,781
BASF SE	209,119	15,199,486
Bayer AG (Registered)	212,324	14,712,964
Bayerische Motoren Werke AG	72,958	5,399,901
Daimler AG (Registered)	203,317	11,311,056
Deutsche Post AG (Registered)	223,730	7,352,257
Deutsche Telekom AG (Registered)	738,375	12,772,089
Fresenius SE & Co. KGaA	93,360	5,061,692
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	33,278	8,351,379
SAP SE	246,282	33,818,505
Siemens AG (Registered)	183,001	21,766,258
TUI AG	72,039	706,637
Volkswagen AG (Preference) (q)	41,681	7,024,955

		179,721,787

Ireland (0.8%)
CRH plc (Irish Stock Exchange)	192,024	6,264,475
CRH plc (London Stock Exchange)	133,476	4,342,791
Flutter Entertainment plc	12,671	953,906
James Hardie Industries plc (CHDI)	59,030	774,965
Smurfit Kappa Group plc	39,306	1,189,015

		13,525,152

Italy (1.9%)
Enel SpA	1,768,706	12,348,740
Eni SpA	578,376	9,605,947
Intesa Sanpaolo SpA	3,715,882	7,952,070

		29,906,757

Japan (23.8%)
77 Bank Ltd. (The)	6,800	99,968
ABC-Mart, Inc.	3,700	240,913
Acom Co. Ltd.	43,220	155,538
Adastria Co. Ltd.	3,880	83,059
ADEKA Corp.	11,400	168,333
Advantest Corp.	14,500	398,762
Aeon Co. Ltd.	72,146	1,238,624
Aeon Delight Co. Ltd.	2,300	67,945
AEON Financial Service Co. Ltd.	15,900	255,869
Aeon Mall Co. Ltd.	9,610	144,576
AGC, Inc. (x)	18,033	623,039
Ai Holdings Corp.	4,238	68,396
Aica Kogyo Co. Ltd.	6,000	200,343
Aichi Bank Ltd. (The)	1,720	58,867
Aichi Steel Corp.	2,010	58,726
Aiful Corp.*	20,636	42,108
Ain Holdings, Inc.	2,920	169,813
Air Water, Inc.	14,881	254,515
Aisan Industry Co. Ltd.	7,700	48,707
Aisin Seiki Co. Ltd.	16,614	571,701
Ajinomoto Co., Inc.	44,469	770,469
Alfresa Holdings Corp.	21,104	520,284
Alpen Co. Ltd. (x)	4,000	56,578
Alps Alpine Co. Ltd.	23,274	392,019
Amada Holdings Co. Ltd.	27,419	308,484
Amano Corp.	5,299	146,120
ANA Holdings, Inc.	32,577	1,078,094
Anritsu Corp. (x)	11,754	204,195
AOKI Holdings, Inc.	12,046	119,214
Aoyama Trading Co. Ltd.	3,805	74,537
Aozora Bank Ltd. (x)	10,221	245,156
Aplus Financial Co. Ltd.*	56,918	36,427
Arata Corp.	2,202	74,853
Ariake Japan Co. Ltd.	1,887	119,015
As One Corp.	1,477	122,610
Asahi Group Holdings Ltd. (x)	38,341	1,722,971
Asahi Intecc Co. Ltd.	14,042	345,661
Asahi Kasei Corp.	135,453	1,442,914
Asanuma Corp.	3,424	110,518
Asics Corp.	22,000	238,130
ASKUL Corp.	2,274	48,574
Astellas Pharma, Inc.	171,074	2,435,641
Autobacs Seven Co. Ltd.	12,300	202,842
Avex, Inc.	5,735	72,768
Awa Bank Ltd. (The)	2,224	53,220
Azbil Corp.	12,540	306,129
Bandai Namco Holdings, Inc.	19,919	966,251
Bank of Kyoto Ltd. (The)	7,170	276,984
Bell System24 Holdings, Inc.	7,453	102,862
Benefit One, Inc.	5,370	92,542
Benesse Holdings, Inc.	8,700	202,380
Bic Camera, Inc.	10,045	98,573
BML, Inc.	3,258	92,468
Bridgestone Corp. (x)	56,522	2,223,868
Brother Industries Ltd.	25,801	486,992
Calbee, Inc.	10,696	288,494
Canon Electronics, Inc.	2,833	47,639
Canon Marketing Japan, Inc.	5,165	112,531
Canon, Inc. (x)	101,300	2,955,895
Capcom Co. Ltd.	8,057	161,566
Casio Computer Co. Ltd.	17,200	213,455
Central Glass Co. Ltd.	3,878	86,038
Central Japan Railway Co.	16,333	3,269,175
Chiba Bank Ltd. (The)	78,338	382,190
Chiyoda Co. Ltd.	3,062	44,731
Chiyoda Corp. (x)	14,100	37,795
Chofu Seisakusho Co. Ltd.	3,200	63,338
Chubu Electric Power Co., Inc.	58,917	825,980
Chudenko Corp.	4,078	84,726
Chugai Pharmaceutical Co. Ltd.	19,847	1,295,950
Chugai Ro Co. Ltd.	1,930	28,946
Chugoku Bank Ltd. (The)	14,402	126,902
Chugoku Electric Power Co., Inc. (The) (x)	27,820	350,411
Citizen Watch Co. Ltd.	35,300	181,059
CKD Corp.	7,859	79,600
Cleanup Corp.	10,500	53,661
Coca-Cola Bottlers Japan, Inc.	14,253	360,770
cocokara fine, Inc.	2,255	117,127
COLOPL, Inc.	11,281	68,221
Colowide Co. Ltd.	5,764	110,239
Computer Engineering & Consulting Ltd.	2,317	50,954
COMSYS Holdings Corp.	10,500	266,067
Concordia Financial Group Ltd.	122,126	454,227
CONEXIO Corp.	5,153	65,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cosel Co. Ltd.	4,700	$50,089
Cosmo Energy Holdings Co. Ltd. (x)	5,416	121,918
Cosmos Pharmaceutical Corp.	1,165	197,633
Create Restaurants Holdings, Inc.	5,567	69,242
Create SD Holdings Co. Ltd.	4,145	97,152
Credit Saison Co. Ltd.	13,432	157,100
CyberAgent, Inc.	12,286	444,992
Dai Nippon Printing Co. Ltd.	26,727	569,171
Daibiru Corp.	9,430	87,640
Daicel Corp.	29,000	257,682
Daido Steel Co. Ltd.	3,899	147,729
Daifuku Co. Ltd.	10,448	586,286
Daihen Corp.	2,424	69,472
Daiho Corp.	2,932	73,426
Dai-ichi Life Holdings, Inc.	101,786	1,534,130
Daiichi Sankyo Co. Ltd.	52,199	2,728,204
Daiichikosho Co. Ltd.	3,822	177,603
Daikin Industries Ltd.	25,328	3,304,163
Daio Paper Corp. (x)	8,061	94,730
Daiseki Co. Ltd.	4,186	104,597
Daishi Hokuetsu Financial Group, Inc.	3,188	81,552
Daito Trust Construction Co. Ltd.	7,406	943,481
Daiwa House Industry Co. Ltd.	57,056	1,662,226
Daiwa Securities Group, Inc.	153,855	673,700
Daiwabo Holdings Co. Ltd.	1,745	83,030
DCM Holdings Co. Ltd.	11,800	115,795
DeNA Co. Ltd.	9,759	186,916
Denka Co. Ltd.	9,600	284,487
Denki Kogyo Co. Ltd.	4,357	128,712
Denso Corp.	40,851	1,717,549
Dentsu, Inc.	21,598	753,221
Descente Ltd.	4,643	81,435
DIC Corp. (x)	8,900	234,769
Digital Arts, Inc.	1,151	101,419
Digital Garage, Inc.	3,387	107,125
Dip Corp. (x)	2,840	47,467
Disco Corp.	2,500	409,961
DMG Mori Co. Ltd. (x)	11,229	179,660
Dowa Holdings Co. Ltd. (x)	5,600	179,456
Duskin Co. Ltd.	5,723	150,274
Earth Corp. (x)	1,929	86,238
East Japan Railway Co.	32,993	3,084,631
Ebara Corp. (x)	8,388	227,487
EDION Corp.	10,523	97,700
Eisai Co. Ltd.	21,834	1,233,510
Elecom Co. Ltd.	2,008	67,979
Electric Power Development Co. Ltd.	14,178	321,919
en-japan, Inc.	2,579	100,347
euglena Co. Ltd.*	9,207	80,699
Exedy Corp.	3,400	71,144
Ezaki Glico Co. Ltd.	6,500	289,385
FamilyMart UNY Holdings Co. Ltd.	21,416	510,893
Fancl Corp.	9,918	243,776
FANUC Corp.	17,631	3,259,155
Fast Retailing Co. Ltd.	2,544	1,536,806
FCC Co. Ltd.	3,752	78,405
FP Corp.	2,018	123,159
Fudo Tetra Corp.	6,411	77,718
Fuji Co. Ltd.	3,400	57,300
Fuji Corp.	5,877	74,679
Fuji Electric Co. Ltd.	13,400	461,726
Fuji Kyuko Co. Ltd. (x)	2,895	104,318
Fuji Media Holdings, Inc.	20,394	284,114
Fuji Oil Holdings, Inc.	7,100	214,024
Fuji Seal International, Inc.	4,611	140,920
Fuji Soft, Inc.	4,161	182,163
FUJIFILM Holdings Corp.	38,117	1,931,393
Fujikura Ltd.	23,215	87,206
Fujitec Co. Ltd.	8,879	115,954
Fujitsu General Ltd. (x)	6,319	100,340
Fujitsu Ltd.	17,887	1,246,275
Fukuoka Financial Group, Inc.	16,400	299,205
Fukushima Industries Corp.	2,775	91,243
Fukuyama Transporting Co. Ltd.	2,335	84,464
Funai Soken Holdings, Inc.	3,831	92,670
Furukawa Electric Co. Ltd.	7,000	204,842
Futaba Industrial Co. Ltd. (x)	9,500	51,899
Fuyo General Lease Co. Ltd.	2,579	146,633
Giken Ltd.	2,847	89,121
Glory Ltd.	5,791	152,758
GMO internet, Inc.	7,656	138,613
GMO Payment Gateway, Inc.	2,746	188,729
Goldcrest Co. Ltd.	4,229	74,448
Goldwin, Inc.	1,458	182,698
Gree, Inc.	16,216	75,353
GS Yuasa Corp.	7,901	152,282
GungHo Online Entertainment, Inc.	4,349	120,198
Gunma Bank Ltd. (The) (x)	54,000	188,823
H2O Retailing Corp.	9,500	109,437
Hachijuni Bank Ltd. (The) (x)	43,000	175,087
Hakuhodo DY Holdings, Inc.	27,115	456,213
Hamamatsu Photonics KK	14,451	562,277
Hankyu Hanshin Holdings, Inc.	23,228	831,610
Hanwa Co. Ltd.	3,534	94,434
Haseko Corp.	25,130	254,062
Hazama Ando Corp.	16,538	110,443
Heiwa Corp.	6,300	129,313
Heiwa Real Estate Co. Ltd.	3,580	73,084
Heiwado Co. Ltd.	3,892	69,021
Hikari Tsushin, Inc.	2,400	522,896
Hino Motors Ltd.	22,963	193,178
Hirose Electric Co. Ltd.	2,789	310,938
Hiroshima Bank Ltd. (The)	36,500	175,704
HIS Co. Ltd.	3,292	81,861
Hisamitsu Pharmaceutical Co., Inc.	5,579	220,179
Hitachi Capital Corp.	5,540	123,065
Hitachi Chemical Co. Ltd.	10,500	284,960
Hitachi Construction Machinery Co. Ltd.	9,800	254,692
Hitachi High-Technologies Corp.	7,100	364,829
Hitachi Ltd.	82,787	3,032,286
Hitachi Metals Ltd.	26,990	304,659
Hitachi Transport System Ltd.	4,900	159,069
Hitachi Zosen Corp.	19,500	71,442

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hokkaido Electric Power Co., Inc.	18,779	$105,029
Hokuetsu Corp.	13,526	72,890
Hokuhoku Financial Group, Inc.	17,700	183,871
Hokuriku Electric Power Co.	21,919	158,779
Hokuto Corp.	5,217	87,922
Honda Motor Co. Ltd.	155,130	4,007,207
Horiba Ltd. (x)	3,816	196,790
Hoshizaki Corp.	6,100	453,759
House Foods Group, Inc.	8,400	315,151
Hoya Corp.	37,354	2,859,713
Hulic Co. Ltd.	44,679	358,874
Hyakujushi Bank Ltd. (The)	2,900	57,992
Ibiden Co. Ltd.	13,900	243,152
IBJ Leasing Co. Ltd.	1,996	49,930
Ichibanya Co. Ltd. (x)	1,268	56,335
Ichigo, Inc.	32,460	95,139
Idemitsu Kosan Co. Ltd.	22,209	667,413
IDOM, Inc. (x)	45,866	122,945
IHI Corp.	14,804	356,592
Iida Group Holdings Co. Ltd.	15,482	249,860
Inaba Denki Sangyo Co. Ltd.	3,031	127,071
Infocom Corp.	4,226	96,150
Infomart Corp.	9,714	151,456
Information Services International-Dentsu Ltd.	2,801	89,240
Inpex Corp.	101,915	918,147
Internet Initiative Japan, Inc.	3,198	59,917
Iriso Electronics Co. Ltd.	1,764	88,679
Iseki & Co. Ltd.	4,100	57,993
Isetan Mitsukoshi Holdings Ltd.	35,742	289,742
Isuzu Motors Ltd.	58,167	661,976
Ito En Ltd.	6,409	298,411
ITOCHU Corp.	126,681	2,421,056
Itochu Enex Co. Ltd.	10,596	84,815
Itochu Techno-Solutions Corp.	11,200	286,921
Itoham Yonekyu Holdings, Inc.	15,119	102,930
Iwatani Corp.	5,397	187,217
Iyo Bank Ltd. (The)	24,000	121,096
Izumi Co. Ltd.	3,455	139,559
J Front Retailing Co. Ltd.	22,829	261,502
JAC Recruitment Co. Ltd.	4,065	95,729
Jafco Co. Ltd.	3,143	115,004
Japan Airlines Co. Ltd.	33,853	1,081,073
Japan Airport Terminal Co. Ltd. (x)	7,200	306,859
Japan Aviation Electronics Industry Ltd.	6,944	101,827
Japan Cash Machine Co. Ltd.	6,102	62,313
Japan Display, Inc. (x)*	45,302	29,833
Japan Elevator Service Holdings Co. Ltd.	3,710	93,838
Japan Exchange Group, Inc.	50,137	796,128
Japan Lifeline Co. Ltd. (x)	5,539	89,547
Japan Material Co. Ltd.	7,490	106,568
Japan Petroleum Exploration Co. Ltd.	3,195	73,789
Japan Post Bank Co. Ltd.	55,127	559,374
Japan Post Holdings Co. Ltd.	144,024	1,629,729
Japan Post Insurance Co. Ltd.	6,712	124,323
Japan Pulp & Paper Co. Ltd.	2,543	84,558
Japan Steel Works Ltd. (The)	6,516	108,726
Japan Tobacco, Inc. (x)	107,531	2,373,232
JCR Pharmaceuticals Co. Ltd.	1,658	96,421
Jeol Ltd.	4,236	94,609
JFE Holdings, Inc.	53,377	783,463
JGC Corp.	18,595	254,913
JINS Holdings, Inc.	771	42,835
Joyful Honda Co. Ltd.	6,398	73,110
JSR Corp.	23,500	370,760
JTEKT Corp.	17,798	215,593
Juroku Bank Ltd. (The)	3,200	65,119
Justsystems Corp.	2,992	96,991
JVCKenwood Corp.	19,300	44,753
JXTG Holdings, Inc.	312,085	1,546,893
kabu.com Securities Co. Ltd.	18,251	94,459
Kadokawa Corp.	6,440	87,089
Kagome Co. Ltd.	8,701	202,161
Kajima Corp.	50,000	685,433
Kakaku.com, Inc.	13,130	253,308
Kaken Pharmaceutical Co. Ltd.	4,500	210,360
Kamigumi Co. Ltd.	13,000	307,471
Kanamoto Co. Ltd.	2,948	76,178
Kandenko Co. Ltd.	11,391	95,088
Kaneka Corp.	6,200	232,899
Kanematsu Corp.	8,108	89,792
Kanematsu Electronics Ltd.	3,625	100,228
Kansai Electric Power Co., Inc. (The)	77,702	889,701
Kansai Mirai Financial Group, Inc.	10,139	64,888
Kansai Paint Co. Ltd.	22,338	468,038
Kao Corp. (x)	44,282	3,372,028
Kappa Create Co. Ltd. (x)	5,800	73,324
Katakura Industries Co. Ltd.	7,200	86,081
Katitas Co. Ltd.	2,906	107,949
Kato Sangyo Co. Ltd.	3,075	93,264
Kawasaki Heavy Industries Ltd.	17,700	415,843
Kawasaki Kisen Kaisha Ltd.*	8,172	99,672
KDDI Corp.	159,579	4,060,706
Keihan Holdings Co. Ltd.	8,105	352,947
Keihin Corp.	5,700	81,576
Keikyu Corp.	29,499	507,542
Keio Corp.	10,515	691,475
Keisei Electric Railway Co. Ltd.	13,333	485,387
Kenedix, Inc. (x)	21,479	106,982
Kewpie Corp.	13,000	287,094
Key Coffee, Inc.	4,000	78,245
Keyence Corp.	9,026	5,536,237
KH Neochem Co. Ltd.	3,353	82,134
Kikkoman Corp.	12,176	529,661
Kinden Corp.	15,000	229,699
Kintetsu Department Store Co. Ltd.	2,816	83,319
Kintetsu Group Holdings Co. Ltd.	18,030	862,911
Kintetsu World Express, Inc.	6,223	81,096
Kirin Holdings Co. Ltd.	83,493	1,799,341
Kissei Pharmaceutical Co. Ltd.	3,476	86,727
Kitano Construction Corp.	2,956	70,709
Kiyo Bank Ltd. (The)	3,600	45,812
Kobayashi Pharmaceutical Co. Ltd.	5,412	387,020
Kobe Bussan Co. Ltd.	2,728	132,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kobe Steel Ltd.	33,016	$215,891
Koei Tecmo Holdings Co. Ltd.	5,094	94,731
Kohnan Shoji Co. Ltd.	4,104	85,266
Koito Manufacturing Co. Ltd.	11,311	603,239
Kokuyo Co. Ltd.	14,200	198,614
Komatsu Ltd.	84,011	2,025,957
KOMEDA Holdings Co. Ltd.	5,152	97,052
Komeri Co. Ltd.	3,813	77,876
Komori Corp.	7,900	85,657
Konami Holdings Corp.	9,200	430,923
Konica Minolta, Inc.	43,791	426,070
Kose Corp.	3,360	563,142
Koshidaka Holdings Co. Ltd.	7,106	99,721
Kotobuki Spirits Co. Ltd.	1,950	91,518
K’s Holdings Corp.	17,800	167,904
Kubota Corp.	97,723	1,625,167
Kumagai Gumi Co. Ltd.	3,271	96,630
Kumiai Chemical Industry Co. Ltd.	9,350	67,557
Kura Sushi, Inc.	1,723	73,433
Kurabo Industries Ltd.	3,910	69,630
Kuraray Co. Ltd. (x)	36,000	429,736
Kureha Corp.	2,400	163,614
Kurita Water Industries Ltd.	12,196	302,595
Kusuri no Aoki Holdings Co. Ltd.	1,785	125,330
KYB Corp.	1,923	54,222
Kyocera Corp.	28,680	1,871,389
Kyoei Steel Ltd.	6,249	110,357
KYORIN Holdings, Inc.	4,480	79,282
Kyoritsu Maintenance Co. Ltd. (x)	2,670	124,566
Kyowa Exeo Corp.	9,800	243,784
Kyowa Kirin Co. Ltd.	24,138	434,110
Kyudenko Corp.	3,588	107,658
Kyushu Electric Power Co., Inc.	38,299	375,832
Kyushu Financial Group, Inc.	34,349	135,720
Kyushu Railway Co.	16,232	472,740
Lasertec Corp.	4,407	174,539
Lawson, Inc.	5,088	243,982
Leopalace21 Corp. (x)	22,700	58,742
Life Corp.	2,692	54,082
LINE Corp.*	5,727	160,153
Link And Motivation, Inc. (x)	10,606	59,515
Lintec Corp.	4,900	102,031
Lion Corp.	27,000	502,611
LIXIL Group Corp.	28,932	457,266
M&A Capital Partners Co. Ltd.*	1,542	83,239
M3, Inc.	41,738	762,251
Mabuchi Motor Co. Ltd. (x)	6,900	235,835
Macnica Fuji Electronics Holdings, Inc.	7,132	94,264
Maeda Corp.	15,009	120,000
Maeda Road Construction Co. Ltd.	10,000	210,268
Makino Milling Machine Co. Ltd.	2,475	99,744
Makita Corp.	22,583	766,626
Mandom Corp.	4,216	101,983
Mani, Inc. (x)	2,490	159,587
Marubeni Corp.	188,815	1,248,668
Maruha Nichiro Corp.	5,013	147,161
Marui Group Co. Ltd.	19,261	391,955
Maruichi Steel Tube Ltd.	7,800	216,532
Maruwa Unyu Kikan Co. Ltd. (x)	3,223	141,996
Marvelous, Inc.	7,616	57,854
Matsuda Sangyo Co. Ltd.	4,000	54,723
Matsui Securities Co. Ltd.	8,604	81,080
Matsumotokiyoshi Holdings Co. Ltd.	7,600	222,047
Matsuya Co. Ltd.	7,173	56,817
Max Co. Ltd.	6,000	86,927
Maxell Holdings Ltd. (x)	5,700	77,875
Mazda Motor Corp.	57,715	601,962
Mebuki Financial Group, Inc.	104,665	272,790
Medipal Holdings Corp.	23,000	507,508
Megmilk Snow Brand Co. Ltd.	4,964	108,751
Meidensha Corp.	4,400	68,725
Meiji Holdings Co. Ltd.	13,823	987,220
Meitec Corp.	2,601	133,409
Menicon Co. Ltd.	1,546	50,905
Milbon Co. Ltd.	2,308	111,745
Minebea Mitsumi, Inc.	36,938	625,255
Miraca Holdings, Inc.	6,996	158,978
Mirait Holdings Corp.	5,285	78,186
Miroku Jyoho Service Co. Ltd.	2,998	94,126
MISUMI Group, Inc.	24,300	608,993
Mitsubishi Chemical Holdings Corp.	126,713	884,517
Mitsubishi Corp.	126,069	3,320,836
Mitsubishi Electric Corp.	185,537	2,441,933
Mitsubishi Estate Co. Ltd.	127,070	2,363,079
Mitsubishi Gas Chemical Co., Inc.	19,000	253,063
Mitsubishi Heavy Industries Ltd.	31,350	1,364,030
Mitsubishi Logisnext Co. Ltd.	4,880	51,645
Mitsubishi Logistics Corp.	9,000	247,424
Mitsubishi Materials Corp.	14,300	406,525
Mitsubishi Motors Corp.	75,000	358,948
Mitsubishi Pencil Co. Ltd. (x)	3,972	63,624
Mitsubishi Research Institute, Inc.	3,100	96,610
Mitsubishi Shokuhin Co. Ltd.	3,000	78,663
Mitsubishi Tanabe Pharma Corp.	23,507	261,637
Mitsubishi UFJ Financial Group, Inc.	1,252,940	5,950,056
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,870	221,748
Mitsuboshi Belting Ltd.	4,120	72,682
Mitsui & Co. Ltd.	149,214	2,427,504
Mitsui Chemicals, Inc.	19,000	470,000
Mitsui E&S Holdings Co. Ltd.	7,168	66,019
Mitsui Fudosan Co. Ltd.	97,090	2,352,619
Mitsui Mining & Smelting Co. Ltd.	5,900	140,967
Mitsui OSK Lines Ltd.	10,794	258,199
Mitsui-Soko Holdings Co. Ltd.	4,931	70,936
Miura Co. Ltd.	8,004	246,842
Mizuho Financial Group, Inc.	2,464,556	3,568,309
Mizuno Corp.	3,160	71,427

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mochida Pharmaceutical Co. Ltd.	2,756	$117,203
Modec, Inc.	3,403	95,953
Monex Group, Inc. (x)	19,408	68,405
MonotaRO Co. Ltd.	11,998	292,230
Morinaga & Co. Ltd.	4,247	206,806
Morinaga Milk Industry Co. Ltd.	3,908	154,595
MOS Food Services, Inc.	2,959	64,798
MS&AD Insurance Group Holdings, Inc.	49,091	1,557,216
Murata Manufacturing Co. Ltd.	57,876	2,598,153
Musashi Seimitsu Industry Co. Ltd.	6,200	79,646
Nabtesco Corp.	11,042	306,634
Nachi-Fujikoshi Corp.	2,183	90,001
Nagase & Co. Ltd. (x)	11,432	171,244
Nagoya Railroad Co. Ltd.	16,800	464,507
Nankai Electric Railway Co. Ltd.	9,800	238,149
Nanto Bank Ltd. (The)	2,146	46,537
NEC Corp.	25,860	1,016,986
NEC Networks & System Integration Corp.	3,710	94,595
NET One Systems Co. Ltd.	7,723	212,389
Nexon Co. Ltd.*	48,059	696,268
NGK Insulators Ltd.	22,442	327,008
NGK Spark Plug Co. Ltd.	17,024	319,274
NH Foods Ltd.	9,500	406,646
NHK Spring Co. Ltd.	25,000	192,923
Nichias Corp.	5,487	98,579
Nichiha Corp.	3,077	85,762
Nichirei Corp.	9,587	227,371
Nidec Corp.	22,327	3,049,344
Nifco, Inc.	8,800	217,847
Nihon Kohden Corp.	7,968	215,653
Nihon M&A Center, Inc.	12,371	296,496
Nihon Parkerizing Co. Ltd.	12,170	134,777
Nihon Unisys Ltd.	5,369	180,021
Nihon Yamamura Glass Co. Ltd.	5,562	70,934
Nikkon Holdings Co. Ltd.	9,000	206,353
Nikon Corp.	35,600	503,218
Nintendo Co. Ltd.	10,502	3,846,626
Nippo Corp.	5,398	106,293
Nippon Chemi-Con Corp.	3,503	51,141
Nippon Densetsu Kogyo Co. Ltd.	4,340	86,989
Nippon Electric Glass Co. Ltd. (x)	10,800	273,368
Nippon Express Co. Ltd.	8,200	435,802
Nippon Flour Mills Co. Ltd.	7,000	111,803
Nippon Gas Co. Ltd.	3,695	93,870
Nippon Kayaku Co. Ltd.	15,000	180,448
Nippon Light Metal Holdings Co. Ltd.	52,529	113,521
Nippon Paint Holdings Co. Ltd. (x)	15,209	589,655
Nippon Paper Industries Co. Ltd.	9,600	169,891
Nippon Sharyo Ltd.*	3,791	93,285
Nippon Shinyaku Co. Ltd.	6,000	422,947
Nippon Shokubai Co. Ltd.	4,000	264,156
Nippon Signal Co. Ltd.	8,900	103,269
Nippon Soda Co. Ltd.	3,039	76,923
Nippon Steel Corp.	85,258	1,462,153
Nippon Steel Trading Corp.	2,026	83,434
Nippon Suisan Kaisha Ltd.	32,900	203,842
Nippon Telegraph & Telephone Corp.	123,419	5,743,107
Nippon Television Holdings, Inc.	21,070	311,902
Nippon Yusen KK	16,174	259,378
Nipro Corp.	13,900	154,065
Nishimatsu Construction Co. Ltd.	5,822	112,158
Nishi-Nippon Financial Holdings, Inc.	14,600	104,948
Nishi-Nippon Railroad Co. Ltd.	5,600	119,464
Nissan Chemical Corp.	11,674	525,690
Nissan Motor Co. Ltd.	216,877	1,552,124
Nissan Shatai Co. Ltd.	10,000	97,204
Nissha Co. Ltd.	4,478	45,895
Nisshin Oillio Group Ltd. (The)	2,383	66,640
Nisshin Seifun Group, Inc.	23,385	533,355
Nisshinbo Holdings, Inc.	13,432	102,532
Nissin Electric Co. Ltd.	7,460	81,370
Nissin Foods Holdings Co. Ltd.	8,900	572,889
Nissin Kogyo Co. Ltd.	4,986	68,490
Nitori Holdings Co. Ltd.	7,982	1,057,209
Nitta Corp.	1,728	48,723
Nitto Boseki Co. Ltd.	4,062	85,825
Nitto Denko Corp.	12,663	624,488
Nitto Kogyo Corp.	5,056	96,510
Noevir Holdings Co. Ltd.	444	24,256
NOF Corp.	7,305	272,036
Nohmi Bosai Ltd.	4,847	103,400
Nojima Corp.	4,312	70,270
NOK Corp.	11,800	176,647
Nomura Co. Ltd.	11,238	140,195
Nomura Holdings, Inc.	316,557	1,113,961
Nomura Real Estate Holdings, Inc.	15,900	341,552
Nomura Research Institute Ltd.	34,356	550,321
Noritake Co. Ltd.	1,990	83,336
Noritz Corp.	4,795	57,327
North Pacific Bank Ltd.	32,001	75,984
NS Solutions Corp.	3,420	108,486
NS United Kaiun Kaisha Ltd.	2,870	58,936
NSD Co. Ltd.	4,628	133,713
NSK Ltd.	41,441	368,997
NTN Corp.	53,000	157,306
NTT Data Corp.	50,791	676,020
NTT DOCOMO, Inc.	114,013	2,656,937
Obara Group, Inc.	1,415	47,838
Obayashi Corp.	68,200	671,152
OBIC Business Consultants Co. Ltd.	2,700	122,335
Obic Co. Ltd.	6,315	714,585
Odakyu Electric Railway Co. Ltd.	30,375	742,929
Ogaki Kyoritsu Bank Ltd. (The)	4,607	101,058
Ohsho Food Service Corp.	1,512	88,492
Oiles Corp.	4,560	66,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Oita Bank Ltd. (The)	2,100	$58,823
Oji Holdings Corp.	84,480	487,377
Okamura Corp.	7,341	73,196
Okasan Securities Group, Inc.	21,921	80,108
Oki Electric Industry Co. Ltd.	8,423	105,078
Okinawa Electric Power Co., Inc. (The)	4,724	72,559
OKUMA Corp.	2,354	120,740
Okumura Corp.	5,000	152,808
Olympus Corp.	110,556	1,226,406
Omron Corp.	19,504	1,016,672
Ono Pharmaceutical Co. Ltd.	45,845	821,523
Onward Holdings Co. Ltd.	15,000	82,642
Open House Co. Ltd.	2,323	95,019
Optorun Co. Ltd.	2,507	54,086
Oracle Corp.	3,300	240,885
Orient Corp. (x)	90,278	96,294
Oriental Land Co. Ltd.	20,597	2,548,476
ORIX Corp.	121,004	1,804,706
Osaka Gas Co. Ltd.	34,242	596,134
OSG Corp.	9,700	191,094
Otsuka Corp.	11,600	466,410
Otsuka Holdings Co. Ltd. (x)	36,735	1,197,980
Outsourcing, Inc.	6,004	72,729
PALTAC Corp.	2,773	152,262
Pan Pacific International Holdings Corp.	10,755	682,319
Panasonic Corp.	217,471	1,810,527
Paramount Bed Holdings Co. Ltd.	1,488	56,586
Parco Co. Ltd.	8,506	85,364
Park24 Co. Ltd.	10,900	253,658
Penta-Ocean Construction Co. Ltd. (x)	29,322	143,598
PeptiDream, Inc. (x)*	8,788	449,120
Persol Holdings Co. Ltd.	18,066	424,107
Pigeon Corp. (x)	12,261	492,987
Pilot Corp.	4,200	162,250
Piolax, Inc.	4,502	78,544
Plenus Co. Ltd.	1,943	31,646
Pola Orbis Holdings, Inc.	8,224	229,599
Prestige International, Inc.	6,030	89,487
Prima Meat Packers Ltd.	2,722	51,857
Rakuten, Inc.	85,882	1,019,607
Recruit Holdings Co. Ltd.	124,860	4,162,193
Relo Group, Inc.	8,730	219,677
Renesas Electronics Corp.*	19,969	99,090
Rengo Co. Ltd.	21,000	168,483
Resona Holdings, Inc.	216,321	900,075
Resorttrust, Inc.	10,200	156,006
Ricoh Co. Ltd.	58,363	582,466
Ricoh Leasing Co. Ltd.	2,500	76,172
Riken Corp.	1,600	60,993
Riken Vitamin Co. Ltd.	762	23,853
Rinnai Corp.	3,700	235,079
Rohm Co. Ltd.	9,396	630,961
Rohto Pharmaceutical Co. Ltd.	10,582	286,989
Round One Corp.	6,290	79,752
Royal Holdings Co. Ltd.	1,912	47,190
RPA Holdings, Inc.*	4,280	95,512
Ryobi Ltd.	3,494	65,884
Ryohin Keikaku Co. Ltd.	2,738	494,194
S Foods, Inc.	2,452	83,238
Saibu Gas Co. Ltd.	2,247	43,913
Saizeriya Co. Ltd.	3,745	81,246
Sakai Moving Service Co. Ltd.	1,540	90,702
Sakata Seed Corp.	2,341	68,288
San ju San Financial Group, Inc.	2,610	35,852
San-A Co. Ltd.	1,826	72,911
Sanden Holdings Corp.	23,706	118,074
Sangetsu Corp.	5,781	106,220
San-In Godo Bank Ltd. (The)	14,711	94,148
Sanken Electric Co. Ltd.	4,473	93,389
Sankyo Co. Ltd.	4,836	174,933
Sankyu, Inc.	4,962	260,492
Sanrio Co. Ltd.	5,173	114,817
Santen Pharmaceutical Co. Ltd.	37,822	626,186
Sanwa Holdings Corp.	21,000	225,553
Sanyo Chemical Industries Ltd.	1,868	98,412
Sapporo Holdings Ltd.	10,400	218,871
Sato Holdings Corp.	1,598	40,537
Sawai Pharmaceutical Co. Ltd.	4,400	237,518
SBI Holdings, Inc. (x)	22,295	551,507
SCREEN Holdings Co. Ltd. (x)	3,799	158,387
SCSK Corp.	6,300	309,697
Secom Co. Ltd.	19,303	1,660,400
Sega Sammy Holdings, Inc.	20,371	247,328
Seibu Holdings, Inc.	22,730	378,640
Seikagaku Corp.	8,061	92,337
Seiko Epson Corp.	24,121	381,453
Seiko Holdings Corp.	4,175	84,882
Seino Holdings Co. Ltd.	16,000	212,957
Sekisui Chemical Co. Ltd.	44,430	666,769
Sekisui House Ltd.	64,563	1,063,225
Senko Group Holdings Co. Ltd.	12,089	95,420
Seven & i Holdings Co. Ltd.	75,302	2,547,899
Seven Bank Ltd.	64,776	169,428
SG Holdings Co. Ltd.	17,281	489,667
Sharp Corp.	17,930	196,571
Shibaura Mechatronics Corp.	3,328	83,404
Shibuya Corp.	2,975	80,960
Shiga Bank Ltd. (The)	3,885	90,121
Shikoku Chemicals Corp.	6,427	67,122
Shikoku Electric Power Co., Inc.	18,249	168,585
Shima Seiki Manufacturing Ltd. (x)	2,819	82,623
Shimachu Co. Ltd.	6,100	141,729
Shimadzu Corp.	23,197	568,441
Shimamura Co. Ltd.	2,500	186,662
Shimano, Inc.	7,478	1,111,834
Shimizu Corp.	69,580	577,601
Shimojima Co. Ltd.	5,300	53,042
Shinagawa Refractories Co. Ltd.	2,170	59,496
Shin-Etsu Chemical Co. Ltd.	31,737	2,953,956
Shinko Electric Industries Co. Ltd.	11,339	95,916
Shinmaywa Industries Ltd.	10,523	133,715
Shinsei Bank Ltd.	15,507	240,627
Shionogi & Co. Ltd.	23,863	1,374,256
Ship Healthcare Holdings, Inc.	4,518	194,859
Shiseido Co. Ltd.	36,540	2,752,320
Shizuoka Bank Ltd. (The)	55,000	405,046
SHO-BOND Holdings Co. Ltd. (x)	4,612	162,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Shochiku Co. Ltd.	1,900	$214,293
Showa Corp.	7,424	99,983
Showa Denko KK (x)	14,151	416,071
Siix Corp.	5,830	68,782
Sinfonia Technology Co. Ltd.	7,390	84,445
Sintokogio Ltd.	7,500	65,529
SKY Perfect JSAT Holdings, Inc.	21,444	83,536
Skylark Holdings Co. Ltd. (x)	17,698	308,769
SMC Corp.	5,385	2,006,358
SMK Corp.	1,620	40,419
SMS Co. Ltd.	7,708	180,519
Softbank Corp. (x)	192,463	2,498,279
SoftBank Group Corp.	150,816	7,225,012
Sohgo Security Services Co. Ltd.	8,100	373,390
Sojitz Corp.	115,662	371,183
Sompo Holdings, Inc.	32,717	1,262,676
Sony Corp.	123,308	6,459,617
Sony Financial Holdings, Inc.	16,550	397,268
Sotetsu Holdings, Inc.	6,169	169,881
Square Enix Holdings Co. Ltd.	10,400	332,792
Stanley Electric Co. Ltd.	13,307	326,828
Star Micronics Co. Ltd.	6,600	85,090
Starts Corp., Inc.	4,012	94,518
Subaru Corp.	57,089	1,386,784
Sugi Holdings Co. Ltd. (x)	5,000	236,052
SUMCO Corp. (x)	21,300	253,273
Sumitomo Bakelite Co. Ltd.	3,800	135,519
Sumitomo Chemical Co. Ltd.	158,000	732,737
Sumitomo Corp.	109,613	1,659,725
Sumitomo Dainippon Pharma Co. Ltd.	15,798	299,358
Sumitomo Electric Industries Ltd.	73,897	969,506
Sumitomo Forestry Co. Ltd.	17,200	205,956
Sumitomo Heavy Industries Ltd.	10,441	358,799
Sumitomo Metal Mining Co. Ltd.	24,941	744,656
Sumitomo Mitsui Construction Co. Ltd.	15,803	87,505
Sumitomo Mitsui Financial Group, Inc.	127,834	4,512,695
Sumitomo Mitsui Trust Holdings, Inc.	36,913	1,337,311
Sumitomo Osaka Cement Co. Ltd.	4,400	174,670
Sumitomo Realty & Development Co. Ltd.	40,443	1,443,442
Sumitomo Rubber Industries Ltd. (x)	16,520	190,919
Sumitomo Warehouse Co. Ltd. (The)	7,314	93,278
Sundrug Co. Ltd.	9,200	248,826
Suntory Beverage & Food Ltd.	12,637	549,129
Sushiro Global Holdings Ltd. (x)	3,262	194,543
Suzuken Co. Ltd.	8,676	508,578
Suzuki Motor Corp.	35,053	1,646,416
Sysmex Corp.	14,993	977,191
Systena Corp.	8,023	131,118
T Hasegawa Co. Ltd.	3,525	62,872
T RAD Co. Ltd.	1,720	30,359
T&D Holdings, Inc.	62,298	675,764
Tadano Ltd.	8,952	93,244
Taihei Dengyo Kaisha Ltd.	4,300	86,626
Taiheiyo Cement Corp.	12,822	387,699
Taikisha Ltd.	3,404	102,927
Taisei Corp.	20,990	762,193
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	331,137
Taiyo Nippon Sanso Corp.	18,000	381,988
Taiyo Yuden Co. Ltd. (x)	10,000	185,967
Takamatsu Construction Group Co. Ltd.	3,899	78,258
Takara Bio, Inc.	6,178	117,641
Takara Holdings, Inc.	18,000	188,156
Takara Standard Co. Ltd.	5,000	79,071
Takasago Thermal Engineering Co. Ltd.	5,947	97,963
Takashimaya Co. Ltd.	16,500	180,740
Takeda Pharmaceutical Co. Ltd.	161,257	5,717,994
Takeuchi Manufacturing Co. Ltd.	4,365	77,936
Takuma Co. Ltd.	7,574	94,065
Tamron Co. Ltd.	2,969	60,721
TDK Corp.	10,682	826,303
TechnoPro Holdings, Inc.	3,425	181,709
Teijin Ltd.	19,600	333,954
Terumo Corp.	51,616	1,536,775
T-Gaia Corp.	4,174	78,861
THK Co. Ltd.	12,731	304,061
TIS, Inc.	6,287	320,138
TKC Corp.	1,285	56,852
Toagosei Co. Ltd.	17,000	178,491
Tobishima Corp.	6,530	80,796
Tobu Railway Co. Ltd.	21,356	621,971
TOC Co. Ltd.	12,430	74,593
Toda Corp.	32,000	176,896
Toei Co. Ltd.	540	75,029
Toho Bank Ltd. (The)	26,176	62,153
Toho Co. Ltd.	12,809	544,129
Toho Gas Co. Ltd.	10,000	367,760
Toho Holdings Co. Ltd.	5,618	125,788
Tohoku Electric Power Co., Inc.	41,248	416,631
Tokai Carbon Co. Ltd. (x)	15,000	156,379
TOKAI Holdings Corp.	10,524	88,924
Tokai Rika Co. Ltd.	5,427	89,447
Tokai Tokyo Financial Holdings, Inc.	34,000	103,752
Token Corp.	853	48,182
Tokio Marine Holdings, Inc.	66,334	3,321,776
Tokuyama Corp.	7,400	199,868
Tokyo Broadcasting System Holdings, Inc.	11,930	203,601
Tokyo Century Corp.	4,800	202,347
Tokyo Dome Corp.	10,261	96,981
Tokyo Electric Power Co. Holdings, Inc.*	150,762	785,867
Tokyo Electron Ltd.	12,163	1,705,742
Tokyo Gas Co. Ltd.	35,826	843,189
Tokyo Kiraboshi Financial Group, Inc.	3,104	48,684
Tokyo Ohka Kogyo Co. Ltd.	2,294	71,598
Tokyo Seimitsu Co. Ltd.	3,298	84,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Tatemono Co. Ltd. (x)	19,659	$218,261
Tokyotokeiba Co. Ltd.	2,059	63,308
Tokyu Construction Co. Ltd.	9,825	66,341
Tokyu Corp.	50,395	893,242
Tokyu Fudosan Holdings Corp.	57,534	317,514
Tomy Co. Ltd.	9,500	110,407
Topcon Corp.	10,341	129,292
Toppan Forms Co. Ltd.	7,000	54,992
Toppan Printing Co. Ltd.	25,746	390,435
Topre Corp.	2,571	42,709
Toray Industries, Inc.	149,915	1,139,084
Toshiba Plant Systems & Services Corp.	5,113	96,033
Toshiba TEC Corp.	3,400	94,575
Tosho Co. Ltd.	2,808	71,102
Tosoh Corp.	31,500	442,633
Totetsu Kogyo Co. Ltd. (x)	3,407	92,526
TOTO Ltd.	16,000	631,452
Towa Pharmaceutical Co. Ltd.	3,933	99,807
Toyo Engineering Corp.*	6,979	32,883
Toyo Ink SC Holdings Co. Ltd.	2,400	51,800
Toyo Seikan Group Holdings Ltd.	12,145	240,839
Toyo Suisan Kaisha Ltd.	9,479	390,361
Toyo Tire Corp. (x)	11,244	147,779
Toyobo Co. Ltd.	12,100	144,327
Toyoda Gosei Co. Ltd.	9,300	181,230
Toyota Boshoku Corp.	5,878	77,090
Toyota Industries Corp.	16,529	909,122
Toyota Motor Corp.	205,650	12,756,919
Toyota Tsusho Corp.	21,814	660,601
TPR Co. Ltd.	4,102	69,625
Transcosmos, Inc.	4,218	94,129
Trend Micro, Inc.	10,700	476,868
Trusco Nakayama Corp.	4,185	89,588
TS Tech Co. Ltd.	5,200	141,461
TSI Holdings Co. Ltd.	14,450	86,313
Tsubakimoto Chain Co.	2,593	84,537
Tsumura & Co.	5,969	166,367
Tsuruha Holdings, Inc.	3,954	365,272
Tsutsumi Jewelry Co. Ltd.	5,505	96,758
TV Asahi Holdings Corp.	4,061	65,464
UACJ Corp.	3,496	59,534
Ube Industries Ltd.	10,241	212,200
Ulvac, Inc.	4,000	126,699
Unicharm Corp.	39,340	1,183,685
Uniden Holdings Corp.	4,364	75,489
United Arrows Ltd.	2,708	84,519
United Super Markets Holdings, Inc.	5,338	46,689
Unitika Ltd.*	7,780	27,854
Ushio, Inc.	11,665	150,174
USS Co. Ltd.	23,835	469,338
V Technology Co. Ltd. (x)	1,336	60,967
Valor Holdings Co. Ltd.	4,443	92,144
Wacoal Holdings Corp.	5,909	153,295
Wacom Co. Ltd.	21,153	70,042
Wakita & Co. Ltd.	9,405	90,897
Welcia Holdings Co. Ltd.	6,180	251,350
West Japan Railway Co.	16,868	1,363,646
Xebio Holdings Co. Ltd.	5,148	58,492
Yahoo Japan Corp.	135,985	398,565
Yakult Honsha Co. Ltd.	14,453	851,241
Yamada Denki Co. Ltd.	66,870	295,849
Yamagata Bank Ltd. (The)	4,200	62,796
Yamaguchi Financial Group, Inc.	23,000	157,010
Yamaha Corp.	12,614	599,023
Yamaha Motor Co. Ltd.	28,700	509,767
Yamato Holdings Co. Ltd.	32,758	665,703
Yamato Kogyo Co. Ltd.	4,300	125,233
Yamazaki Baking Co. Ltd.	19,340	292,212
Yamazen Corp.	9,283	89,201
Yaoko Co. Ltd. (x)	2,154	97,396
Yaskawa Electric Corp.	23,533	798,876
Yodogawa Steel Works Ltd.	4,000	77,689
Yokogawa Electric Corp.	18,255	357,599
Yokohama Rubber Co. Ltd. (The) (x)	14,820	272,166
Yoshinoya Holdings Co. Ltd. (x)	6,683	115,294
Zenkoku Hosho Co. Ltd.	5,062	194,142
Zenrin Co. Ltd.	3,696	65,202
Zensho Holdings Co. Ltd.	9,793	198,921
Zeon Corp.	22,000	244,252
Zeria Pharmaceutical Co. Ltd.	4,602	92,027
ZOZO, Inc.	20,007	374,662

		381,274,040

Mexico (0.0%)
Fresnillo plc	30,286	334,694

Netherlands (5.6%)
ASML Holding NV	96,915	20,248,523
ING Groep NV	886,052	10,272,772
Koninklijke Ahold Delhaize NV	256,658	5,772,126
Koninklijke Philips NV	210,876	9,156,270
Royal Dutch Shell plc, Class A	723,674	23,642,041
Royal Dutch Shell plc, Class B	619,780	20,314,782

		89,406,514

New Zealand (0.1%)
a2 Milk Co. Ltd. (x)*	96,619	939,464
Chorus Ltd.	30,723	117,336
Fisher & Paykel Healthcare Corp. Ltd.	18,756	195,276
Fletcher Building Ltd. (x)	45,534	148,967
SKYCITY Entertainment Group Ltd.	38,556	97,175
Spark New Zealand Ltd.	27,674	74,023
Xero Ltd.*	14,219	598,348

		2,170,589

Russia (0.0%)
Evraz plc	90,383	763,529

South Africa (0.3%)
Anglo American plc	163,261	4,653,596

Spain (4.0%)
Amadeus IT Group SA	99,912	7,914,067
Banco Bilbao Vizcaya Argentaria SA	1,518,149	8,488,154
Banco Santander SA	3,696,754	17,152,703
Iberdrola SA	1,357,353	13,529,848
Industria de Diseno Textil SA	253,043	7,610,595
Telefonica SA	1,061,805	8,718,479

		63,413,846

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Switzerland (0.5%)
Coca-Cola HBC AG*	32,126	$1,212,529
Glencore plc*	1,844,888	6,404,359

		7,616,888

United Arab Emirates (0.0%)
NMC Health plc (x)	14,296	436,269

United Kingdom (21.7%)
3i Group plc	157,460	2,226,625
Admiral Group plc	34,007	953,573
Amcor plc	153,673	1,746,676
Ashtead Group plc	77,072	2,206,161
Associated British Foods plc	57,480	1,797,909
AstraZeneca plc	217,037	17,744,810
Auto Trader Group plc (m)	150,167	1,044,680
AVEVA Group plc	10,499	538,928
Aviva plc	645,698	3,415,317
BAE Systems plc	529,290	3,329,939
Barclays plc	2,841,968	5,406,517
Barratt Developments plc	166,683	1,212,074
Berkeley Group Holdings plc	19,828	939,487
BP plc	3,293,893	22,948,373
British American Tobacco plc	377,412	13,175,802
British Land Co. plc (The) (REIT)	156,157	1,067,710
BT Group plc	1,379,379	3,441,473
Bunzl plc	55,605	1,466,685
Burberry Group plc	67,458	1,595,144
Centrica plc	944,649	1,053,059
Compass Group plc	262,004	6,278,652
Croda International plc	20,532	1,335,020
CYBG plc (CHDI)	114,764	275,550
DCC plc	16,261	1,449,676
Diageo plc	386,232	16,598,361
Direct Line Insurance Group plc	227,546	958,809
DS Smith plc	210,657	969,774
Experian plc	150,046	4,542,734
GlaxoSmithKline plc	810,427	16,226,395
Halma plc	62,637	1,606,826
Hargreaves Lansdown plc	44,620	1,087,405
Hiscox Ltd.	46,057	989,652
HSBC Holdings plc	3,348,189	27,931,602
Imperial Brands plc	157,508	3,694,104
Informa plc	206,083	2,185,321
InterContinental Hotels Group plc	30,076	1,975,446
International Consolidated Airlines Group SA	262,276	1,588,446
Intertek Group plc	26,679	1,864,132
ITV plc	616,001	844,874
J Sainsbury plc	268,550	668,278
Janus Henderson Group plc (CHDI)	7,635	162,359
JD Sports Fashion plc	59,613	443,937
Johnson Matthey plc	31,403	1,327,613
Just Eat plc*	95,261	756,104
Kingfisher plc	349,065	952,641
Land Securities Group plc (REIT)	117,817	1,246,648
Legal & General Group plc	978,853	3,350,139
Linde plc	125,655	25,240,157
Lloyds Banking Group plc	11,673,631	8,389,426
London Stock Exchange Group plc	51,789	3,608,111
Marks & Spencer Group plc	322,489	862,911
Melrose Industries plc	795,503	1,827,035
Micro Focus International plc	55,803	1,462,695
Mondi plc	60,592	1,377,384
National Grid plc	563,815	5,984,469
Next plc	21,609	1,516,464
Ocado Group plc*	74,810	1,108,708
Pearson plc	128,882	1,341,142
Persimmon plc	52,401	1,328,937
Phoenix Group Holdings plc	87,039	783,694
Prudential plc	429,771	9,365,716
Reckitt Benckiser Group plc	103,987	8,206,102
RELX plc	310,922	7,539,764
Rentokil Initial plc	305,995	1,544,678
Rightmove plc	146,012	991,483
Rolls-Royce Holdings plc*	275,137	2,936,444
Rolls-Royce Holdings plc (Preference) (q)(r)*	19,534,727	24,808
Royal Bank of Scotland Group plc	751,039	2,096,413
RSA Insurance Group plc	170,244	1,247,050
Sage Group plc (The)	179,703	1,831,188
Schroders plc	18,475	715,601
Segro plc (REIT)	180,230	1,671,304
Severn Trent plc	39,280	1,021,617
Smith & Nephew plc	144,706	3,133,268
Smiths Group plc	65,495	1,301,695
Spirax-Sarco Engineering plc	12,144	1,416,536
SSE plc	171,149	2,438,675
St James’s Place plc	86,509	1,206,286
Standard Chartered plc	447,404	4,057,947
Standard Life Aberdeen plc	398,789	1,491,978
Taylor Wimpey plc	538,208	1,078,217
Tesco plc	1,599,497	4,604,914
Unilever NV (CVA)	331,224	20,172,559
Unilever plc	180,118	11,195,721
United Utilities Group plc	112,806	1,121,423
Vodafone Group plc	4,438,627	7,289,554
Whitbread plc	28,716	1,688,098
Wm Morrison Supermarkets plc	364,850	933,169
WPP plc	202,130	2,541,794

		348,316,575

United States (0.3%)
Carnival plc	26,506	1,171,076
Ferguson plc	38,375	2,729,123
News Corp. (CHDI), Class B (x)	9,056	124,739
Reliance Worldwide Corp. Ltd.	104,501	258,245
ResMed, Inc. (CHDI)	52,662	634,798
Sims Metal Management Ltd. (x)	21,696	165,416

		5,083,397

Total Common Stocks (98.5%) (Cost $1,385,508,098)		1,580,458,799

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $1,108,918)	241,677	1,628,198

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.0%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $2,500,542, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $2,550,001. (xx)	$2,500,000	$2,500,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $5,001,146, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $5,100,065. (xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $7,003,280, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $7,140,000. (xx)	7,000,000	7,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $4,521,458, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $4,611,888. (xx)	4,520,517	4,520,517
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $2,000,996, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $2,188,624. (xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $300,063, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $307,211. (xx)	300,000	300,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $8,003,702, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/25/19-2/15/49; total market value $8,160,000. (xx)	8,000,000	8,000,000
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $3,000,618, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $3,232,704. (xx)	$3,000,000	$3,000,000

Total Repurchase Agreements		32,320,517

Total Short-Term Investments (2.0%) (Cost $32,320,517)		32,320,517

Total Investments in Securities (100.6%) (Cost $1,418,937,533)		1,614,407,514
Other Assets Less Liabilities (-0.6%)		(9,704,599)

Net Assets (100%)		$1,604,702,915

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $1,342,618 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $34,882,206. This was collateralized by $19,974,308 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 7/11/19 – 2/15/49 and by cash of $32,320,517 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CHDI —	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	— Dutch Certification
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$276,695,101	17.2%
Industrials	220,600,572	13.7
Consumer Discretionary	190,588,022	11.9
Consumer Staples	176,257,873	11.0
Materials	159,249,273	9.9
Health Care	134,953,918	8.4
Energy	123,149,437	7.7
Information Technology	119,535,809	7.5
Communication Services	93,960,248	5.9
Utilities	53,429,379	3.3
Repurchase Agreements	32,320,517	2.0
Real Estate	32,039,167	2.0
Closed End Fund	1,628,198	0.1
Cash and Other	(9,704,599)	(0.6)

		100.0%

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	125	9/2019	EUR	4,926,485	130,627
FTSE 100 Index	40	9/2019	GBP	3,743,304	38,569
SPI 200 Index	11	9/2019	AUD	1,266,305	10,458
TOPIX Index	31	9/2019	JPY	4,459,584	4,460

					184,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)	Total
Assets:
Closed End Fund	$—	$1,628,198	$—	$1,628,198
Common Stocks
Australia	—	177,240,344	166,821	177,407,165
Belgium	—	17,175,727	—	17,175,727
Chile	—	677,574	—	677,574
Finland	—	6,370,552	—	6,370,552
France	—	252,204,148	—	252,204,148
Germany	—	179,721,787	—	179,721,787
Ireland	—	13,525,152	—	13,525,152
Italy	—	29,906,757	—	29,906,757
Japan	—	381,274,040	—	381,274,040
Mexico	—	334,694	—	334,694
Netherlands	—	89,406,514	—	89,406,514
New Zealand	—	2,170,589	—	2,170,589
Russia	—	763,529	—	763,529
South Africa	—	4,653,596	—	4,653,596
Spain	—	63,413,846	—	63,413,846
Switzerland	—	7,616,888	—	7,616,888
United Arab Emirates	—	436,269	—	436,269
United Kingdom	—	348,291,767	24,808	348,316,575
United States	—	5,083,397	—	5,083,397
Futures	184,114	—	—	184,114
Short-Term Investments
Repurchase Agreements	—	32,320,517	—	32,320,517

Total Assets	$184,114	$1,614,215,885	$191,629	$1,614,591,628

Total Liabilities	$—	$—	$—	$—

Total	$184,114	$1,614,215,885	$191,629	$1,614,591,628

(a)	A security with a market value of $79,896 transferred from Level 3 to Level 2 at the end of the period due to active trading.
(b)	A security with a market value of $166,821 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$184,114	*

Total		$184,114

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,620,059	$1,620,059

Total	$1,620,059	$1,620,059

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$434,922	$434,922

Total	$434,922	$434,922

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $14,876,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,673,889
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$107,990,905

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$417,934,894
Aggregate gross unrealized depreciation	(233,721,444)

Net unrealized appreciation	$184,213,450

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,430,378,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,386,617,016)	$1,582,086,997
Repurchase Agreements (Cost $32,320,517)	32,320,517
Cash	13,281,677
Foreign cash (Cost $1,330,310)	1,330,255
Cash held as collateral at broker for futures	2,440,000
Dividends, interest and other receivables	6,172,818
Receivable for securities sold	1,364,484
Receivable for Portfolio shares sold	347,550
Due from broker for futures variation margin	68,597
Securities lending income receivable	63,385
Due from Custodian	40,702
Other assets	16,916

Total assets	1,639,533,898

LIABILITIES
Payable for return of collateral on securities loaned	32,320,517
Payable for securities purchased	1,492,972
Payable for Portfolio shares redeemed	461,134
Distribution fees payable – Class IB	164,877
Distribution fees payable – Class IA	123,918
Administrative fees payable	123,260
Investment management fees payable	77,799
Trustees’ fees payable	2,587
Accrued expenses	63,919

Total liabilities	34,830,983

NET ASSETS	$1,604,702,915

Net assets were comprised of:
Paid in capital	$1,433,703,247
Total distributable earnings (loss)	170,999,668

Net assets	$1,604,702,915

Class IA
Net asset value, offering and redemption price per share, $614,738,699 / 65,230,281 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.42

Class IB
Net asset value, offering and redemption price per share, $817,981,497 / 88,215,059 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.27

Class K
Net asset value, offering and redemption price per share, $171,982,719 / 18,238,607 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.43

(x)	Includes value of securities on loan of $34,882,206.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,206,866 foreign withholding tax)	$35,625,367
Interest	146,930
Securities lending (net)	292,747

Total income	36,065,044

EXPENSES
Investment management fees	3,106,796
Distribution fees – Class IB	987,500
Distribution fees – Class IA	740,970
Administrative fees	650,965
Trustees’ fees	23,528
Custodian fees	15,320
Printing and mailing expenses	13,739
Professional fees	4,314
Miscellaneous	26,016

Total expenses	5,569,148

NET INVESTMENT INCOME (LOSS)	30,495,896

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,752,259
Futures contracts	1,620,059
Foreign currency transactions	135,510

Net realized gain (loss)	7,507,828

Change in unrealized appreciation (depreciation) on:
Investments in securities	158,644,250
Futures contracts	434,922
Foreign currency translations	(29,442)

Net change in unrealized appreciation (depreciation)	159,049,730

NET REALIZED AND UNREALIZED GAIN (LOSS)	166,557,558

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$197,053,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,495,896	$43,632,325
Net realized gain (loss)	7,507,828	(27,513,979)
Net change in unrealized appreciation (depreciation)	159,049,730	(286,288,969)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	197,053,454	(270,170,623)

Distributions to shareholders:
Class IA	—	(15,514,747)
Class IB	—	(21,173,013)
Class K	—	(6,378,228)

Total distributions to shareholders	—	(43,065,988)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,107,602 and 2,353,823 shares, respectively ]	9,906,199	22,961,106
Capital shares issued in reinvestment of dividends [ 0 and 1,809,677 shares, respectively ]	—	15,514,747
Capital shares repurchased [ (2,790,378) and (6,079,281) shares, respectively ]	(25,248,863)	(59,054,973)

Total Class IA transactions	(15,342,664)	(20,579,120)

Class IB
Capital shares sold [ 2,555,301 and 5,806,544 shares, respectively ]	22,614,294	56,050,506
Capital shares issued in reinvestment of dividends [ 0 and 2,509,998 shares, respectively ]	—	21,173,013
Capital shares repurchased [ (5,143,636) and (10,888,030) shares, respectively ]	(45,750,008)	(103,547,123)

Total Class IB transactions	(23,135,714)	(26,323,604)

Class K
Capital shares sold [ 543,799 and 3,682,857 shares, respectively ]	4,931,026	34,216,020
Capital shares issued in reinvestment of dividends [ 0 and 744,817 shares, respectively ]	—	6,378,228
Capital shares repurchased [ (7,325,658) and (3,090,385) shares, respectively ]	(62,860,896)	(30,278,248)

Total Class K transactions	(57,929,870)	10,316,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(96,408,248)	(36,586,724)

TOTAL INCREASE (DECREASE) IN NET ASSETS	100,645,206	(349,823,335)
NET ASSETS:
Beginning of period	1,504,057,709	1,853,881,044

End of period	$1,604,702,915	$1,504,057,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.30	$10.05	$8.37	$8.42	$8.82	$9.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.24	0.22	0.22	0.22	0.30
Net realized and unrealized gain (loss)	0.94	(1.75)	1.72	(0.04)	(0.40)	(0.97)

Total from investment operations	1.12	(1.51)	1.94	0.18	(0.18)	(0.67)

Less distributions:
Dividends from net investment income	—	(0.24)	(0.26)	(0.23)	(0.22)	(0.30)

Net asset value, end of period	$9.42	$8.30	$10.05	$8.37	$8.42	$8.82

Total return (b)	13.49%	(15.12)%	23.16%	2.16%	(2.05)%	(6.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$614,739	$555,230	$691,902	$584,652	$609,682	$655,835
Ratio of expenses to average net assets (a)(f)	0.74%	0.81%	0.79%	0.79%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets (a)(f)	3.91%	2.47%	2.35%	2.63%	2.39%	3.05%
Portfolio turnover rate (z)^	3%	8%	6%	8%	6%	8%

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.16	$9.90	$8.24	$8.29	$8.69	$9.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.24	0.22	0.21	0.21	0.29
Net realized and unrealized gain (loss)	0.94	(1.74)	1.70	(0.03)	(0.40)	(0.95)

Total from investment operations	1.11	(1.50)	1.92	0.18	(0.19)	(0.66)

Less distributions:
Dividends from net investment income	—	(0.24)	(0.26)	(0.23)	(0.21)	(0.29)

Net asset value, end of period	$9.27	$8.16	$9.90	$8.24	$8.29	$8.69

Total return (b)	13.60%	(15.25)%	23.29%	2.15%	(2.12)%	(6.85)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$817,981	$741,350	$923,965	$773,661	$815,348	$803,688
Ratio of expenses to average net assets (a)(f)	0.74%	0.81%	0.79%	0.79%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets (a)(f)	3.91%	2.47%	2.34%	2.63%	2.38%	3.04%
Portfolio turnover rate (z)^	3%	8%	6%	8%	6%	8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.29	$10.05	$8.36	$8.41	$8.82	$9.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.26	0.25	0.24	0.25	0.32
Net realized and unrealized gain (loss)	0.96	(1.76)	1.72	(0.04)	(0.42)	(0.97)

Total from investment operations	1.14	(1.50)	1.97	0.20	(0.17)	(0.65)

Less distributions:
Dividends from net investment income	—	(0.26)	(0.28)	(0.25)	(0.24)	(0.32)

Net asset value, end of period	$9.43	$8.29	$10.05	$8.36	$8.41	$8.82

Total return (b)	13.75%	(14.98)%	23.59%	2.42%	(1.91)%	(6.65)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$171,983	$207,478	$238,014	$247,099	$246,719	$157,184
Ratio of expenses to average net assets (a)(f)	0.50%	0.56%	0.54%	0.54%	0.53%	0.54%
Ratio of net investment income (loss) to average net assets (a)(f)	4.07%	2.70%	2.67%	2.88%	2.71%	3.29%
Portfolio turnover rate (z)^	3%	8%	6%	8%	6%	8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$176,235,608	18.1%
Industrials	139,621,100	14.4
Consumer Discretionary	134,821,131	13.9
Materials	83,400,636	8.6
Consumer Staples	73,714,003	7.6
Health Care	63,095,142	6.5
Communication Services	61,282,249	6.3
Information Technology	57,772,141	5.9
Energy	49,639,237	5.1
Utilities	19,961,515	2.0
Repurchase Agreements	19,059,817	2.0
Real Estate	11,654,097	1.2
Closed End Funds	571,992	0.0 #
Cash and Other	81,382,430	8.4

		100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,134.62	$5.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.71	5.13
Class IB
Actual	1,000.00	1,134.50	5.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.72	5.13
Class K
Actual	1,000.00	1,136.01	4.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.95	3.88

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.02%, 1.02% and 0.77%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.4%)
Abacus Property Group (REIT)	15,309	$44,066
Adelaide Brighton Ltd.	19,241	54,573
Afterpay Touch Group Ltd.*	7,974	140,346
AGL Energy Ltd.	31,251	439,015
ALS Ltd.	27,092	139,606
Altium Ltd.	5,568	133,688
Alumina Ltd.	108,299	177,153
AMP Ltd.	1,749,673	2,604,119
Ansell Ltd.	7,597	143,204
APA Group	59,733	452,904
Appen Ltd.	4,221	82,944
ARB Corp. Ltd. (x)	3,357	42,893
Ardent Leisure Group Ltd.*	20,240	14,920
Aristocrat Leisure Ltd.	32,241	695,341
ASX Ltd.	8,996	520,219
Atlas Arteria Ltd.	34,650	190,716
Aurizon Holdings Ltd.	94,524	358,347
AusNet Services	81,811	107,691
Australia & New Zealand Banking Group Ltd.	143,425	2,840,508
Aveo Group (x)	16,815	22,193
Bank of Queensland Ltd.	18,871	126,257
Bapcor Ltd.	12,735	49,889
Beach Energy Ltd.	90,220	125,728
Bega Cheese Ltd. (x)	10,108	33,920
Bendigo & Adelaide Bank Ltd.	19,828	161,196
BHP Group Ltd.	149,149	4,309,866
BHP Group plc	126,038	3,225,248
Bingo Industries Ltd. (m)(x)	20,588	32,666
Blackmores Ltd.	597	37,683
BlueScope Steel Ltd.	30,228	255,720
Boral Ltd.	63,074	226,719
Brambles Ltd.	164,197	1,484,736
Bravura Solutions Ltd.	12,127	41,377
Breville Group Ltd.	5,221	59,966
BWP Trust (REIT)	26,350	68,076
Caltex Australia Ltd.	13,528	235,059
carsales.com Ltd.	14,419	136,962
Challenger Ltd.	30,824	143,690
Charter Hall Group (REIT)	23,922	181,884
Charter Hall Retail REIT (REIT)	14,347	44,016
CIMIC Group Ltd.	5,015	157,625
Cleanaway Waste Management Ltd.	93,443	152,852
Coca-Cola Amatil Ltd.	20,368	146,139
Cochlear Ltd.	2,901	421,260
Coles Group Ltd.*	54,965	515,152
Commonwealth Bank of Australia	87,237	5,069,839
Computershare Ltd.	23,360	265,842
Corporate Travel Management Ltd. (x)	3,875	61,210
Costa Group Holdings Ltd.	15,146	42,958
Cromwell Property Group (REIT)	78,193	63,404
Crown Resorts Ltd.	19,246	168,220
CSL Ltd.	22,604	3,411,865
CSR Ltd.	34,360	94,319
Dexus (REIT)	48,336	440,467
Domain Holdings Australia Ltd. (x)	15,333	34,231
Domino’s Pizza Enterprises Ltd. (x)	3,712	98,090
Downer EDI Ltd.	28,286	137,419
DuluxGroup Ltd.	16,116	105,449
Estia Health Ltd.	7,359	13,639
Evolution Mining Ltd.	75,322	230,556
Flight Centre Travel Group Ltd.	3,640	106,179
Fortescue Metals Group Ltd.	85,182	539,414
G8 Education Ltd. (x)	27,893	59,334
Goodman Group (REIT)	86,652	914,336
GPT Group (The) (REIT)	90,714	391,667
GrainCorp Ltd., Class A	7,979	44,645
Growthpoint Properties Australia Ltd. (REIT)	12,613	36,482
GUD Holdings Ltd.	4,390	30,851
GWA Group Ltd. (x)	18,054	43,348
Harvey Norman Holdings Ltd. (x)	29,571	84,495
Healius Ltd.	32,938	69,835
IDP Education Ltd.	5,944	73,695
Iluka Resources Ltd. (x)	22,492	170,064
Incitec Pivot Ltd.	90,163	215,849
Independence Group NL	24,767	82,070
Inghams Group Ltd. (x)	11,559	32,622
Insurance Australia Group Ltd.	115,013	666,953
InvoCare Ltd. (x)	6,750	75,774
IOOF Holdings Ltd.	16,411	59,565
IPH Ltd.	8,971	46,984
IRESS Ltd.	6,640	64,936
JB Hi-Fi Ltd. (x)	5,712	103,661
Lendlease Group	27,117	247,487
Link Administration Holdings Ltd.	24,953	87,591
Lynas Corp. Ltd.*	28,724	51,826
Macquarie Group Ltd.	16,295	1,434,450
Magellan Financial Group Ltd.	6,478	231,942
Mayne Pharma Group Ltd.*	66,947	23,970
McMillan Shakespeare Ltd.	2,381	20,410
Medibank Pvt Ltd.	140,926	345,290
Metcash Ltd. (x)	53,616	96,738
Mineral Resources Ltd. (x)	9,297	97,774
Mirvac Group (REIT)	172,198	378,391
Monadelphous Group Ltd.	4,750	62,726
National Australia Bank Ltd.	135,982	2,550,856
National Storage REIT (REIT)	30,761	37,793
New Hope Corp. Ltd.	15,379	29,259
Newcrest Mining Ltd.	37,858	849,174
NEXTDC Ltd. (x)*	16,297	74,254
nib holdings Ltd.	21,604	116,332
Nine Entertainment Co. Holdings Ltd.	98,743	129,980
Northern Star Resources Ltd.	33,933	277,534
Nufarm Ltd. (x)	16,854	48,513
Oil Search Ltd.	61,664	306,069
Orica Ltd.	271,350	3,861,461
Origin Energy Ltd.	81,694	419,252
Orora Ltd.	64,835	147,476
OZ Minerals Ltd.	18,845	132,698

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pact Group Holdings Ltd.	12,708	$24,891
Pendal Group Ltd.	11,799	59,227
Perpetual Ltd.	2,833	84,011
Pilbara Minerals Ltd. (x)*	69,408	26,557
Platinum Asset Management Ltd.	15,920	54,207
Premier Investments Ltd.	5,965	63,528
Qantas Airways Ltd.	79,304	300,647
QBE Insurance Group Ltd.	64,808	538,247
Qube Holdings Ltd.	69,308	147,919
Ramsay Health Care Ltd.	6,927	351,310
REA Group Ltd.	2,619	176,586
Regis Resources Ltd.	24,410	90,484
Rio Tinto Ltd.	18,230	1,327,959
Rio Tinto plc	69,420	4,302,645
Sandfire Resources NL	5,890	27,664
Santos Ltd.	89,919	446,944
Saracen Mineral Holdings Ltd.*	35,328	91,271
Scentre Group (REIT)	262,730	708,286
SEEK Ltd.	18,487	274,631
Seven Group Holdings Ltd.	6,490	84,246
Shopping Centres Australasia Property Group (REIT)	41,915	70,329
Sigma Healthcare Ltd.	76,540	29,823
SmartGroup Corp. Ltd.	4,569	26,752
Sonic Healthcare Ltd.	21,628	411,485
South32 Ltd.	252,843	564,477
Southern Cross Media Group Ltd.	37,539	32,943
Spark Infrastructure Group	92,555	157,897
St Barbara Ltd.	32,243	66,550
Star Entertainment Grp Ltd. (The)	38,212	110,526
Steadfast Group Ltd.	38,427	94,692
Stockland (REIT)	124,591	364,746
Suncorp Group Ltd.	64,735	612,174
Super Retail Group Ltd. (x)	5,904	34,113
Sydney Airport	104,638	590,627
Tabcorp Holdings Ltd.	93,420	291,856
Technology One Ltd.	11,605	64,201
Telstra Corp. Ltd.	582,451	1,574,302
TPG Telecom Ltd.	22,358	101,085
Transurban Group	130,772	1,353,257
Treasury Wine Estates Ltd.	33,400	349,851
Vicinity Centres (REIT)	149,346	256,878
Virgin Australia International Holdings Pty. Ltd. (r)*	96,120	—
Viva Energy Group Ltd. (m)(x)	50,797	75,247
Viva Energy REIT (REIT)	20,655	37,702
Vocus Group Ltd.*	29,370	67,425
Washington H Soul Pattinson & Co. Ltd.	5,554	85,743
Webjet Ltd.	6,119	58,424
Wesfarmers Ltd.	56,330	1,430,001
Western Areas Ltd.	22,353	30,837
Westpac Banking Corp.	170,160	3,387,909
Whitehaven Coal Ltd.	29,544	75,913
WiseTech Global Ltd. (x)	5,400	105,051
Woodside Petroleum Ltd.	46,088	1,176,467
Woolworths Group Ltd.	65,255	1,522,342
WorleyParsons Ltd. (x)	14,804	152,883

		72,333,413

Belgium (0.7%)
Anheuser-Busch InBev SA/NV	73,950	6,545,452

Canada (0.4%)
Alimentation Couche-Tard, Inc., Class B	10,866	683,797
Cenovus Energy, Inc. (x)	397,100	3,502,352

		4,186,149

Chile (0.0%)
Antofagasta plc	21,789	257,229

China (0.4%)
Baidu, Inc. (ADR)*	30,325	3,558,942

Finland (0.3%)
Nokia OYJ	491,409	2,439,638

France (13.4%)
Accor SA	134,300	5,764,898
Air Liquide SA	37,020	5,179,844
Airbus SE	49,671	7,042,037
AXA SA‡	178,786	4,696,173
BNP Paribas SA	342,253	16,253,930
Bureau Veritas SA	112,087	2,768,304
Danone SA	74,518	6,312,714
Engie SA	161,492	2,449,658
EssilorLuxottica SA	43,238	5,641,790
Kering SA	6,473	3,828,169
L’Oreal SA	21,374	6,088,246
LVMH Moet Hennessy Louis Vuitton SE (x)	23,264	9,901,542
Orange SA	177,161	2,793,101
Publicis Groupe SA	97,200	5,131,727
Safran SA	32,068	4,698,453
Sanofi	98,322	8,486,885
Schneider Electric SE	45,768	4,150,933
Societe Generale SA	68,964	1,742,469
TOTAL SA	233,180	13,065,215
Unibail-Rodamco-Westfield (CHDI) (REIT)	32,826	236,677
Unibail-Rodamco-Westfield (REIT)	11,405	1,708,616
Valeo SA	154,800	5,034,260
Vinci SA	47,496	4,863,933
Vivendi SA	84,916	2,337,669

		130,177,243

Germany (12.1%)
adidas AG	14,687	4,534,209
Allianz SE (Registered)	64,958	15,659,112
BASF SE	79,166	5,754,056
Bayer AG (Registered)	234,758	16,267,524
Bayerische Motoren Werke AG	139,730	10,341,953
Continental AG	63,355	9,237,093
Daimler AG (Registered)	248,262	13,811,464
Deutsche Post AG (Registered)	85,233	2,800,943
Deutsche Telekom AG (Registered)	282,583	4,887,998
Fresenius SE & Co. KGaA	35,360	1,917,111
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	13,110	3,290,059
SAP SE	94,499	12,976,242
Siemens AG (Registered)	73,795	8,777,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
thyssenkrupp AG	319,700	$4,662,283
TUI AG	24,849	243,746
Volkswagen AG (Preference) (q)	15,760	2,656,205

		117,817,223

India (0.1%)
Axis Bank Ltd.*	72,100	844,540

Indonesia (0.3%)
Bank Mandiri Persero Tbk. PT	5,651,600	3,210,341

Ireland (1.2%)
CRH plc (Irish Stock Exchange)	67,582	2,204,754
CRH plc (London Stock Exchange)	54,256	1,765,280
Flutter Entertainment plc	4,420	332,749
James Hardie Industries plc (CHDI)	24,166	317,259
Ryanair Holdings plc (ADR)*	106,600	6,837,324
Smurfit Kappa Group plc	14,294	432,397

		11,889,763

Italy (2.3%)
Enel SpA	680,243	4,749,316
Eni SpA	219,362	3,643,270
Intesa Sanpaolo SpA	6,267,616	13,412,836

		21,805,422

Japan (15.8%)
77 Bank Ltd. (The)	200	2,940
A&A Material Corp.	200	1,888
A&D Co. Ltd.	1,200	8,782
ABC-Mart, Inc.	500	32,556
Achilles Corp.	1,000	18,272
Acom Co. Ltd.	14,000	50,383
Adastria Co. Ltd.	2,060	44,098
ADEKA Corp.	5,100	75,307
Advan Co. Ltd.	1,400	13,751
Advanex, Inc.	200	3,139
Advantest Corp.	5,600	154,005
Aeon Co. Ltd.	24,099	413,739
Aeon Delight Co. Ltd.	1,400	41,358
Aeon Fantasy Co. Ltd.	400	8,285
AEON Financial Service Co. Ltd.	4,900	78,853
Aeon Hokkaido Corp.	900	6,102
Aeon Mall Co. Ltd.	3,160	47,540
AGC, Inc.	4,800	165,840
AGORA Hospitality Group Co. Ltd.*	5,000	1,623
Ai Holdings Corp.	2,100	33,891
Aica Kogyo Co. Ltd.	2,100	70,120
Aichi Bank Ltd. (The)	400	13,690
Aichi Corp.	2,100	13,557
Aichi Steel Corp.	600	17,530
Aichi Tokei Denki Co. Ltd.	100	3,858
Aida Engineering Ltd.	3,300	25,466
Aiful Corp.*	20,300	41,423
Aigan Co. Ltd.	900	2,028
Ain Holdings, Inc.	1,000	58,155
Aiphone Co. Ltd.	800	11,946
Air Water, Inc.	6,000	102,620
Airport Facilities Co. Ltd.	1,200	5,621
Airtech Japan Ltd.	300	1,586
Aisan Industry Co. Ltd.	1,500	9,488
Aisin Seiki Co. Ltd.	4,748	163,382
Ajinomoto Co., Inc.	14,000	242,564
Akebono Brake Industry Co. Ltd.*	5,700	5,551
Akita Bank Ltd. (The)	800	15,122
Alconix Corp.	800	10,544
Alfresa Holdings Corp.	8,000	197,227
Alleanza Holdings Co. Ltd.	111	886
Alpen Co. Ltd. (x)	700	9,901
Alpha Corp.	300	3,364
Alpha Systems, Inc.	360	9,349
Alps Alpine Co. Ltd.	8,832	148,763
Altech Co. Ltd.	500	988
Altech Corp.	1,100	16,743
Amada Holdings Co. Ltd.	13,000	146,260
Amano Corp.	3,400	93,755
Amuse, Inc.	600	13,813
ANA Holdings, Inc.	11,300	373,959
Anest Iwata Corp.	2,000	17,790
Anritsu Corp. (x)	5,000	86,862
AOI TYO Holdings, Inc.	500	3,186
AOKI Holdings, Inc.	2,200	21,772
Aomori Bank Ltd. (The)	900	22,038
Aoyama Trading Co. Ltd.	1,600	31,343
Aozora Bank Ltd.	1,200	28,783
Arakawa Chemical Industries Ltd.	1,000	13,032
Araya Industrial Co. Ltd.	200	2,788
Arcland Sakamoto Co. Ltd.	1,400	17,127
Arcs Co. Ltd.	1,500	29,885
Argo Graphics, Inc.	800	17,608
Ariake Japan Co. Ltd.	600	37,843
Arisawa Manufacturing Co. Ltd.	2,000	16,436
Arrk Corp.*	4,200	3,935
As One Corp.	800	66,410
Asahi Co. Ltd.	500	5,639
Asahi Diamond Industrial Co. Ltd.	4,000	24,375
Asahi Group Holdings Ltd. (x)	14,100	633,627
Asahi Intecc Co. Ltd.	4,800	118,158
Asahi Kasei Corp.	46,200	492,146
Asahi Kogyosha Co. Ltd.	200	5,417
Asahi Net, Inc.	1,000	6,780
ASAHI YUKIZAI Corp.	800	10,255
Asanuma Corp.	400	12,911
Ashimori Industry Co. Ltd.	300	4,516
Asics Corp.	7,500	81,181
ASKA Pharmaceutical Co. Ltd.	1,000	11,650
ASKUL Corp.	900	19,225
Astellas Pharma, Inc.	61,000	868,478
Asunaro Aoki Construction Co. Ltd.	500	3,756
Atsugi Co. Ltd.	1,100	9,019
Autobacs Seven Co. Ltd.	100	1,649
Avex, Inc.	2,300	29,183
Awa Bank Ltd. (The)	2,000	47,860
Axell Corp.*	400	2,293
Axial Retailing, Inc.	700	24,055
Azbil Corp.	4,600	112,296
Azuma Shipping Co. Ltd.	600	1,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Bandai Namco Holdings, Inc.	7,300	$354,116
Bando Chemical Industries Ltd.	2,000	18,866
Bank of Iwate Ltd. (The)	800	20,776
Bank of Kyoto Ltd. (The)	3,200	123,619
Bank of Nagoya Ltd. (The) (x)	1,099	34,607
Bank of Okinawa Ltd. (The)	1,080	32,856
Bank of Saga Ltd. (The)	700	10,018
Bank of the Ryukyus Ltd.	2,500	26,666
Belc Co. Ltd.	600	29,161
Belluna Co. Ltd.	3,000	20,452
Benesse Holdings, Inc.	2,400	55,829
Bic Camera, Inc.	3,000	29,439
BML, Inc.	1,400	39,735
Bookoff Group Holdings Ltd.	700	6,986
BP Castrol KK	500	6,344
Bridgestone Corp.	20,500	806,576
Brother Industries Ltd.	9,700	183,087
Bunka Shutter Co. Ltd.	3,000	22,733
CAC Holdings Corp.	700	9,732
Calbee, Inc.	3,500	94,402
Can Do Co. Ltd.	1,000	14,785
Canare Electric Co. Ltd.	100	1,744
Canon Electronics, Inc.	1,100	18,497
Canon Marketing Japan, Inc.	2,300	50,111
Canon, Inc. (x)	35,400	1,032,958
Capcom Co. Ltd.	2,700	54,143
Carlit Holdings Co. Ltd.	1,000	5,843
Casio Computer Co. Ltd.	5,700	70,738
Cawachi Ltd.	800	14,811
Central Glass Co. Ltd.	2,400	53,247
Central Japan Railway Co.	6,200	1,240,978
Central Security Patrols Co. Ltd.	500	23,095
Central Sports Co. Ltd.	400	11,538
Chiba Bank Ltd. (The)	25,000	121,968
Chiba Kogyo Bank Ltd. (The)	2,300	5,675
Chilled & Frozen Logistics Holdings Co. Ltd.	400	4,916
Chino Corp.	400	4,741
Chiyoda Co. Ltd.	1,600	23,373
Chiyoda Corp. (x)	9,000	24,125
Chiyoda Integre Co. Ltd.	400	7,342
Chofu Seisakusho Co. Ltd.	1,200	23,752
Chori Co. Ltd.	800	12,733
Chubu Electric Power Co., Inc.	21,600	302,819
Chubu Shiryo Co. Ltd.	1,200	13,579
Chudenko Corp.	2,000	41,553
Chuetsu Pulp & Paper Co. Ltd.	400	5,406
Chugai Pharmaceutical Co. Ltd.	6,800	444,020
Chugai Ro Co. Ltd.	400	5,999
Chugoku Bank Ltd. (The)	4,800	42,295
Chugoku Electric Power Co., Inc. (The)	7,000	88,170
Chugoku Marine Paints Ltd.	3,000	25,711
Chugokukogyo Co. Ltd.	100	483
Chukyo Bank Ltd. (The)	500	10,291
Chuo Spring Co. Ltd.	100	2,711
CI Takiron Corp.	3,000	18,727
Citizen Watch Co. Ltd.	100	513
CKD Corp.	3,400	34,437
Cleanup Corp.	1,200	6,133
CMIC Holdings Co. Ltd.	400	7,580
CMK Corp.	2,400	13,935
Coca-Cola Bottlers Japan, Inc.	4,373	110,689
cocokara fine, Inc.	1,100	57,135
COLOPL, Inc.	1,700	10,281
Colowide Co. Ltd.	2,100	40,163
Computer Engineering & Consulting Ltd.	1,600	35,186
Computer Institute of Japan Ltd.	1,200	11,175
COMSYS Holdings Corp.	3,814	96,646
Concordia Financial Group Ltd.	42,446	157,871
CONEXIO Corp.	1,000	12,679
Core Corp.	400	6,014
Corona Corp.	500	4,573
Cosel Co. Ltd.	1,800	19,183
Cosmo Energy Holdings Co. Ltd. (x)	1,500	33,766
Cosmos Pharmaceutical Corp.	500	84,821
Create Medic Co. Ltd.	300	2,546
Create SD Holdings Co. Ltd.	1,500	35,157
Credit Saison Co. Ltd.	7,300	85,381
Cresco Ltd.	300	9,628
CTI Engineering Co. Ltd.	700	9,739
CyberAgent, Inc.	4,600	166,609
Cybernet Systems Co. Ltd.	1,000	5,704
Cybozu, Inc.	2,000	22,594
Dai Nippon Printing Co. Ltd.	5,100	108,608
Dai Nippon Toryo Co. Ltd.	1,400	13,505
Daibiru Corp.	3,600	33,457
Daicel Corp.	5,200	46,205
Dai-Dan Co. Ltd.	500	10,680
Daido Kogyo Co. Ltd.	400	3,105
Daido Metal Co. Ltd.	1,000	6,140
Daido Steel Co. Ltd.	1,200	45,467
Daidoh Ltd.	1,600	4,170
Daifuku Co. Ltd.	3,600	202,013
Daihen Corp.	1,200	34,392
Daiho Corp.	800	20,034
Daiichi Jitsugyo Co. Ltd.	400	11,427
Dai-ichi Life Holdings, Inc.	36,800	554,654
Daiichi Sankyo Co. Ltd.	19,500	1,019,176
Daiken Corp.	1,000	20,396
Daiken Medical Co. Ltd.	400	2,285
Daiki Aluminium Industry Co. Ltd.	2,000	13,987
Daikin Industries Ltd.	9,200	1,200,185
Daikoku Denki Co. Ltd.	500	6,001
Dainichi Co. Ltd.	600	3,400
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	22,446
Daio Paper Corp. (x)	5,000	58,758
Daiohs Corp.	200	2,569
Daiseki Co. Ltd.	1,900	47,476
Daishi Hokuetsu Financial Group, Inc.	2,250	57,557
Daisue Construction Co. Ltd.	400	3,436
Daisyo Corp.	600	8,665
Daito Bank Ltd. (The)	700	3,558
Daito Trust Construction Co. Ltd.	2,500	318,485
Daitobo Co. Ltd.*	1,000	751
Daitron Co. Ltd.	500	5,713

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa House Industry Co. Ltd.	21,300	$620,538
Daiwa Industries Ltd.	1,000	10,407
Daiwa Securities Group, Inc.	51,000	223,319
Daiwabo Holdings Co. Ltd.	1,410	67,090
Danto Holdings Corp.*	1,000	1,030
DCM Holdings Co. Ltd.	5,800	56,916
DeNA Co. Ltd.	4,000	76,613
Denka Co. Ltd.	2,600	77,049
Denki Kogyo Co. Ltd.	600	17,725
Denso Corp.	14,600	613,846
Dentsu, Inc. (x)	8,200	285,971
Denyo Co. Ltd.	1,100	14,804
Descente Ltd.	2,900	50,864
DIC Corp. (x)	2,699	71,196
Dijet Industrial Co. Ltd.	100	1,141
Disco Corp.	800	131,188
DKS Co. Ltd.	400	13,245
DMG Mori Co. Ltd. (x)	3,900	62,399
Doshisha Co. Ltd.	1,000	15,786
Doutor Nichires Holdings Co. Ltd.	2,100	39,735
Dowa Holdings Co. Ltd. (x)	1,800	57,682
DTS Corp.	2,200	45,830
Duskin Co. Ltd.	100	2,626
DyDo Group Holdings, Inc.	500	21,472
Dynic Corp.	400	2,734
Eagle Industry Co. Ltd.	1,000	9,748
Earth Corp. (x)	100	4,471
East Japan Railway Co.	11,900	1,112,572
Ebara Corp.	3,400	92,210
Ebara Jitsugyo Co. Ltd.	300	5,521
Echo Trading Co. Ltd.	300	1,450
Econach Holdings Co. Ltd.*	1,500	1,725
Eco’s Co. Ltd.	400	5,150
EDION Corp.	4,400	40,851
Ehime Bank Ltd. (The)	1,400	13,531
Eiken Chemical Co. Ltd.	2,000	31,665
Eisai Co. Ltd.	7,900	446,310
Eizo Corp.	1,000	35,570
Electric Power Development Co. Ltd.	2,600	59,034
Elematec Corp.	1,800	17,096
Enplas Corp.	600	17,808
Enshu Ltd.	200	2,098
EPS Holdings, Inc.	2,000	31,016
ESPEC Corp.	1,200	26,089
euglena Co. Ltd.*	3,600	31,554
Excel Co. Ltd.	600	8,453
Exedy Corp.	1,500	31,387
Ezaki Glico Co. Ltd.	2,000	89,041
Faith, Inc.	400	3,725
FALCO HOLDINGS Co. Ltd.	600	9,427
FamilyMart UNY Holdings Co. Ltd.	7,160	170,807
Fancl Corp.	2,800	68,822
FANUC Corp.	6,300	1,164,578
Fast Retailing Co. Ltd.	900	543,681
FCC Co. Ltd.	1,800	37,614
Feed One Co. Ltd.	7,520	12,973
Felissimo Corp.	300	2,866
FIDEA Holdings Co. Ltd.	7,000	7,466
Financial Products Group Co. Ltd.	4,600	37,972
First Baking Co. Ltd.*	100	912
Foster Electric Co. Ltd.	1,100	15,814
FP Corp.	400	24,412
France Bed Holdings Co. Ltd.	1,600	14,351
F-Tech, Inc.	400	2,790
Fudo Tetra Corp.	980	11,880
Fuji Co. Ltd.	1,300	21,909
Fuji Corp. Ltd.	1,200	8,092
Fuji Electric Co. Ltd.	4,200	144,720
Fuji Kosan Co. Ltd.	400	4,029
Fuji Kyuko Co. Ltd. (x)	1,500	54,051
Fuji Media Holdings, Inc.	7,700	107,271
Fuji Oil Co. Ltd.	3,300	8,050
Fuji Oil Holdings, Inc.	1,600	48,231
Fuji Seal International, Inc.	2,400	73,348
Fuji Soft, Inc.	1,600	70,046
Fujibo Holdings, Inc.	500	10,750
Fujicco Co. Ltd.	1,000	18,893
FUJIFILM Holdings Corp.	13,270	672,393
Fujikura Composites, Inc.	800	3,102
Fujikura Kasei Co. Ltd.	1,600	8,355
Fujikura Ltd.	8,400	31,554
Fujimi, Inc.	1,100	22,589
Fujimori Kogyo Co. Ltd.	900	24,150
Fujita Kanko, Inc.	300	7,516
Fujitec Co. Ltd.	3,000	39,178
Fujitsu General Ltd.	2,000	31,758
Fujitsu Ltd.	6,100	425,017
Fujiya Co. Ltd.	700	12,648
FuKoKu Co. Ltd.	500	3,358
Fukuda Corp.	200	8,487
Fukui Bank Ltd. (The)	1,000	12,994
Fukui Computer Holdings, Inc.	400	9,253
Fukuoka Financial Group, Inc.	6,384	116,471
Fukushima Bank Ltd. (The)	1,500	3,478
Fukushima Industries Corp.	600	19,728
Fukuyama Transporting Co. Ltd.	1,600	57,877
FULLCAST Holdings Co. Ltd.	1,000	21,222
Funai Electric Co. Ltd.*	1,100	7,989
Funai Soken Holdings, Inc.	2,340	56,604
Furukawa Co. Ltd.	2,100	27,191
Furukawa Electric Co. Ltd.	3,100	90,716
Furusato Industries Ltd.	700	9,181
Fuso Pharmaceutical Industries Ltd.	400	6,886
Futaba Corp.	2,100	27,366
Futaba Industrial Co. Ltd. (x)	3,500	19,121
Future Corp.	1,000	19,691
Fuyo General Lease Co. Ltd.	1,100	62,542
G-7 Holdings, Inc.	300	8,403
Gakken Holdings Co. Ltd.	500	23,512
Gakujo Co. Ltd.	400	4,415
Gecoss Corp.	800	7,057
Genki Sushi Co. Ltd.	300	8,626
Geo Holdings Corp.	2,000	25,599
GLOBERIDE, Inc.	500	15,513
Glory Ltd.	2,100	55,395
GMO internet, Inc. (x)	3,400	61,557
GMO Payment Gateway, Inc.	1,200	82,475

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Godo Steel Ltd.	700	$12,777
Goldcrest Co. Ltd.	1,100	19,365
Goldwin, Inc.	800	100,246
Gree, Inc.	5,100	23,699
GS Yuasa Corp.	2,800	53,967
GSI Creos Corp.	300	3,278
Gun-Ei Chemical Industry Co. Ltd.	300	6,750
Gunma Bank Ltd. (The) (x)	14,200	49,654
Gunze Ltd.	800	34,392
Gurunavi, Inc.	2,000	12,354
H2O Retailing Corp.	4,760	54,834
Hachijuni Bank Ltd. (The)	10,000	40,718
Hakudo Co. Ltd.	400	5,038
Hakuhodo DY Holdings, Inc.	10,600	178,346
Hakuto Co. Ltd.	700	7,843
Hakuyosha Co. Ltd.	100	2,635
Hamakyorex Co. Ltd.	600	21,147
Hamamatsu Photonics KK	4,600	178,983
Hankyu Hanshin Holdings, Inc.	7,300	261,355
Hanwa Co. Ltd.	2,200	58,788
Happinet Corp.	600	7,351
Hard Off Corp. Co. Ltd.	500	3,121
Harima Chemicals Group, Inc.	1,100	10,509
Haruyama Holdings, Inc.	500	3,687
Haseko Corp.	10,500	106,154
Hayashikane Sangyo Co. Ltd.	400	2,489
Hazama Ando Corp.	7,520	50,219
Heiwa Corp.	1,820	37,357
Heiwa Real Estate Co. Ltd.	1,800	36,746
Heiwado Co. Ltd.	2,400	42,562
Helios Techno Holding Co. Ltd.	1,100	6,346
Hibiya Engineering Ltd.	1,800	31,337
Hiday Hidaka Corp.	1,640	31,381
Hikari Tsushin, Inc.	900	196,086
Hino Motors Ltd.	900	7,571
Hioki EE Corp.	500	16,208
Hirakawa Hewtech Corp.	400	4,471
Hirose Electric Co. Ltd.	1,023	114,051
Hiroshima Bank Ltd. (The)	10,000	48,138
HIS Co. Ltd.	1,100	27,353
Hisaka Works Ltd.	1,000	8,069
Hisamitsu Pharmaceutical Co., Inc.	1,900	74,985
Hitachi Capital Corp.	1,200	26,657
Hitachi Chemical Co. Ltd.	4,600	124,840
Hitachi Construction Machinery Co. Ltd.	4,200	109,154
Hitachi High-Technologies Corp.	1,800	92,492
Hitachi Ltd.	30,128	1,103,515
Hitachi Metals Ltd.	9,400	106,106
Hitachi Transport System Ltd.	2,100	68,172
Hitachi Zosen Corp.	5,100	18,685
Hochiki Corp.	1,000	12,364
Hodogaya Chemical Co. Ltd.	200	5,380
Hogy Medical Co. Ltd.	1,200	35,394
Hokkaido Electric Power Co., Inc.	7,100	39,710
Hokkaido Gas Co. Ltd.	400	5,357
Hokkan Holdings Ltd.	600	9,483
Hokko Chemical Industry Co. Ltd.	1,000	4,545
Hokkoku Bank Ltd. (The)	1,400	39,345
Hokuetsu Corp.	8,000	43,111
Hokuhoku Financial Group, Inc.	2,900	30,126
Hokuriku Electric Industry Co. Ltd.	400	3,539
Hokuriku Electric Power Co.	7,800	56,502
Hokushin Co. Ltd.	800	950
Hokuto Corp.	1,400	23,594
Honda Motor Co. Ltd.	57,200	1,477,550
Honeys Holdings Co. Ltd.	1,080	11,870
Hoosiers Holdings	2,000	11,167
Horiba Ltd. (x)	1,400	72,198
Hoshizaki Corp.	1,900	141,335
Hosiden Corp.	3,000	33,251
Hosokawa Micron Corp.	400	16,844
House Foods Group, Inc.	3,600	135,065
House of Rose Co. Ltd.	100	1,501
Howa Machinery Ltd.	600	4,719
Hoya Corp.	13,900	1,064,143
Hulic Co. Ltd. (x)	14,800	118,878
Hurxley Corp.	300	3,019
Hyakugo Bank Ltd. (The)	11,000	33,975
Hyakujushi Bank Ltd. (The)	1,400	27,996
Ibiden Co. Ltd.	4,300	75,220
IBJ Leasing Co. Ltd.	1,700	42,526
Ichibanya Co. Ltd. (x)	800	35,542
Ichiken Co. Ltd.	200	3,076
Ichikoh Industries Ltd.	2,000	13,171
Ichinen Holdings Co. Ltd.	1,300	13,396
Ichiyoshi Securities Co. Ltd.	2,700	18,231
Icom, Inc.	600	13,512
Idec Corp.	1,400	26,230
Idemitsu Kosan Co. Ltd.	7,642	229,653
IDOM, Inc. (x)	3,300	8,846
IHI Corp.	4,600	110,803
Iida Group Holdings Co. Ltd.	5,976	96,445
Iino Kaiun Kaisha Ltd.	5,900	19,646
Ikegami Tsushinki Co. Ltd.	300	3,083
Imasen Electric Industrial	800	6,841
Impress Holdings, Inc.	1,000	1,261
Inaba Denki Sangyo Co. Ltd.	100	4,192
Inaba Seisakusho Co. Ltd.	600	7,875
Inabata & Co. Ltd.	3,200	40,929
Inageya Co. Ltd.	1,000	12,401
Ines Corp.	1,600	17,037
I-Net Corp.	550	6,004
Infomart Corp.	3,400	53,011
Information Services International-Dentsu Ltd.	700	22,302
Inpex Corp.	38,500	346,845
Intage Holdings, Inc.	1,200	10,462
Internet Initiative Japan, Inc.	700	13,115
Inui Global Logistics Co. Ltd.	490	3,799
I’rom Group Co. Ltd.	300	4,282
Iseki & Co. Ltd.	1,300	18,388
Isetan Mitsukoshi Holdings Ltd.	10,500	85,118
Ishihara Sangyo Kaisha Ltd.	2,100	24,523
Ishii Iron Works Co. Ltd.	100	1,833
Ishikawa Seisakusho Ltd.*	200	2,706

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Ishizuka Glass Co. Ltd.	100	$2,015
Isuzu Motors Ltd.	20,500	233,302
Itfor, Inc.	1,300	9,911
Ito En Ltd.	3,000	139,684
ITOCHU Corp.	43,900	838,992
Itochu Enex Co. Ltd.	2,700	21,612
Itochu Techno-Solutions Corp.	4,800	122,966
Itochu-Shokuhin Co. Ltd.	300	12,911
Itoham Yonekyu Holdings, Inc.	7,370	50,175
Itoki Corp.	2,600	10,611
IwaiCosmo Holdings, Inc.	1,100	12,070
Iwaki & Co. Ltd.	1,000	4,554
Iwasaki Electric Co. Ltd.	400	4,701
Iwatani Corp.	600	20,813
Iwatsu Electric Co. Ltd.	500	3,631
Iyo Bank Ltd. (The)	4,100	20,687
Izumi Co. Ltd.	1,700	68,669
Izutsuya Co. Ltd.*	600	1,408
J Front Retailing Co. Ltd.	9,500	108,821
Jaccs Co. Ltd.	1,600	31,832
Jafco Co. Ltd.	1,600	58,545
Jalux, Inc.	300	7,644
Janome Sewing Machine Co. Ltd.	1,200	4,997
Japan Airlines Co. Ltd.	11,400	364,051
Japan Airport Terminal Co. Ltd. (x)	1,600	68,191
Japan Asia Investment Co. Ltd.*	800	2,226
Japan Aviation Electronics Industry Ltd.	2,000	29,328
Japan Cash Machine Co. Ltd.	1,100	11,233
Japan Display, Inc. (x)*	17,300	11,393
Japan Electronic Materials Corp.	500	2,374
Japan Exchange Group, Inc.	17,000	269,944
Japan Foods Co. Ltd.	100	1,109
Japan Foundation Engineering Co. Ltd.	1,700	5,298
Japan Lifeline Co. Ltd.	1,800	29,100
Japan Medical Dynamic Marketing, Inc.	1,000	13,310
Japan Oil Transportation Co. Ltd.	100	2,630
Japan Petroleum Exploration Co. Ltd.	100	2,310
Japan Post Bank Co. Ltd.	17,400	176,558
Japan Post Holdings Co. Ltd.	53,300	603,126
Japan Post Insurance Co. Ltd.	1,600	29,636
Japan Pulp & Paper Co. Ltd.	600	19,951
Japan Securities Finance Co. Ltd.	5,546	28,241
Japan Steel Works Ltd. (The)	3,200	53,395
Japan Tobacco, Inc. (x)	39,000	860,738
Japan Transcity Corp.	2,000	8,774
Japan Wool Textile Co. Ltd. (The)	4,000	31,202
Jastec Co. Ltd.	700	6,324
JBCC Holdings, Inc.	1,000	13,477
JCU Corp.	800	14,670
Jeans Mate Corp.*	300	921
Jeol Ltd.	2,000	44,669
JFE Holdings, Inc.	15,444	226,686
JGC Corp.	9,000	123,378
JK Holdings Co. Ltd.	1,100	5,693
JMS Co. Ltd.	500	3,214
Joban Kosan Co. Ltd.	300	4,502
J-Oil Mills, Inc.	500	18,017
Joshin Denki Co. Ltd.	1,000	19,700
JSP Corp.	800	15,233
JSR Corp.	8,100	127,794
JTEKT Corp.	7,500	90,850
Juki Corp.	1,400	12,894
Juroku Bank Ltd. (The)	1,500	30,525
JVCKenwood Corp.	5,800	13,449
JXTG Holdings, Inc.	110,550	547,956
K&O Energy Group, Inc.	500	6,942
Kadokawa Corp.	1,484	20,068
Kaga Electronics Co. Ltd.	1,200	17,285
Kagome Co. Ltd.	2,200	51,115
Kajima Corp.	12,700	174,100
Kakaku.com, Inc.	5,200	100,320
Kaken Pharmaceutical Co. Ltd.	1,800	84,144
Kamei Corp.	1,000	10,379
Kamigumi Co. Ltd.	1,000	23,652
Kanaden Corp.	1,000	12,058
Kanagawa Chuo Kotsu Co. Ltd.	200	6,891
Kanamoto Co. Ltd.	1,000	25,841
Kandenko Co. Ltd.	6,000	50,086
Kaneka Corp.	2,600	97,667
Kanematsu Corp.	5,400	59,802
Kanematsu Electronics Ltd.	700	19,354
Kanematsu Sustech Corp.	100	1,508
Kansai Electric Power Co., Inc. (The)	27,800	318,315
Kansai Mirai Financial Group, Inc.	5,564	35,609
Kansai Paint Co. Ltd.	7,800	163,430
Kanto Denka Kogyo Co. Ltd.	2,000	13,950
Kao Corp. (x)	16,600	1,264,073
Kappa Create Co. Ltd. (x)	1,800	22,756
Kasai Kogyo Co. Ltd.	1,000	7,346
Katakura & Co-op Agri Corp.	55	536
Katakura Industries Co. Ltd.	1,400	16,738
Kato Sangyo Co. Ltd.	1,700	51,561
Kato Works Co. Ltd.	400	7,454
KAWADA TECHNOLOGIES, Inc.	200	14,933
Kawai Musical Instruments Manufacturing Co. Ltd.	400	11,650
Kawasaki Heavy Industries Ltd.	2,500	58,735
Kawasaki Kisen Kaisha Ltd. (x)*	3,899	47,555
KDDI Corp.	59,400	1,511,514
Keihan Holdings Co. Ltd.	3,200	139,350
Keihanshin Building Co. Ltd.	1,400	12,894
Keihin Co. Ltd.	200	2,239
Keihin Corp.	2,500	35,779
Keikyu Corp.	8,000	137,643
Keio Corp.	3,600	236,739
Keisei Electric Railway Co. Ltd.	6,000	218,430
Keiyo Bank Ltd. (The)	2,500	14,608
Keiyo Co. Ltd.	2,200	9,448
Kenedix, Inc. (x)	9,400	46,819
Kewpie Corp.	5,100	112,629
Key Coffee, Inc.	1,200	23,474
Keyence Corp.	3,380	2,073,175

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kikkoman Corp.	4,000	$174,002
Kimoto Co. Ltd.	2,200	3,306
Kimura Chemical Plants Co. Ltd.	1,100	3,632
Kimura Unity Co. Ltd.	200	1,974
Kinden Corp.	5,000	76,566
King Jim Co. Ltd.	1,000	7,559
Kinki Sharyo Co. Ltd. (The)*	100	1,631
Kintetsu Department Store Co. Ltd.	100	2,959
Kintetsu Group Holdings Co. Ltd.	5,400	258,443
Kintetsu World Express, Inc.	2,200	28,669
Kirin Holdings Co. Ltd.	30,800	663,765
Kirindo Holdings Co. Ltd.	500	7,940
Kisoji Co. Ltd.	1,400	32,723
Kissei Pharmaceutical Co. Ltd.	2,600	64,870
Kitagawa Corp.	500	9,744
Kita-Nippon Bank Ltd. (The)	300	4,711
Kitano Construction Corp.	300	7,176
Kitazawa Sangyo Co. Ltd.	1,000	2,504
Kitz Corp.	5,100	35,667
KNT-CT Holdings Co. Ltd.*	400	4,971
Koa Corp.	1,500	19,408
Koatsu Gas Kogyo Co. Ltd.	1,000	7,828
Kobayashi Pharmaceutical Co. Ltd.	1,800	128,720
Kobayashi Yoko Co. Ltd.	300	679
Kobe Steel Ltd.	12,900	84,353
Koei Tecmo Holdings Co. Ltd.	3,456	64,270
Kohnan Shoji Co. Ltd.	1,100	22,854
Kohsoku Corp.	700	7,233
Koito Manufacturing Co. Ltd.	4,200	223,995
Kojima Co. Ltd.*	1,500	6,609
Kokuyo Co. Ltd.	3,400	47,556
KOMAIHALTEC, Inc.	200	3,154
Komatsu Ltd.	260,190	6,274,581
Komatsu Matere Co. Ltd.	2,000	14,914
Komatsu Wall Industry Co. Ltd.	400	6,656
Komeri Co. Ltd.	1,600	32,678
Komori Corp.	3,400	36,865
Konaka Co. Ltd.	1,400	5,246
Konami Holdings Corp.	2,800	131,151
Konica Minolta, Inc.	16,600	161,512
Konishi Co. Ltd.	2,000	29,680
Kosaido Co. Ltd.	900	5,342
Kose Corp.	1,200	201,122
Kosei Securities Co. Ltd. (The)	200	1,237
Kourakuen Holdings Corp.	700	17,985
Krosaki Harima Corp.	200	11,390
KRS Corp.	300	5,443
K’s Holdings Corp.	6,800	64,143
Kubota Corp. (x)	34,800	578,736
Kumagai Gumi Co. Ltd.	1,000	29,541
Kumiai Chemical Industry Co. Ltd.	5,140	37,138
Kura Sushi, Inc.	600	25,572
Kurabo Industries Ltd.	1,200	21,370
Kuraray Co. Ltd. (x)	11,900	142,052
Kuraudia Holdings Co. Ltd.	200	963
Kureha Corp.	800	54,538
Kurimoto Ltd.	600	8,081
Kurita Water Industries Ltd.	3,500	86,839
KYB Corp.	700	19,738
Kyocera Corp.	10,000	652,507
Kyodo Printing Co. Ltd.	300	7,546
Kyoei Sangyo Co. Ltd.	100	1,304
Kyoei Steel Ltd. (x)	1,300	22,958
Kyoei Tanker Co. Ltd.	100	1,322
Kyokuto Boeki Kaisha Ltd.	200	2,693
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	28,607
Kyokuto Securities Co. Ltd.	1,600	13,000
Kyokuyo Co. Ltd.	500	13,291
KYORIN Holdings, Inc.	3,000	53,091
Kyoritsu Maintenance Co. Ltd.	1,200	55,985
Kyoritsu Printing Co. Ltd.	1,000	1,614
Kyosan Electric Manufacturing Co. Ltd.	2,000	6,938
Kyoto Kimono Yuzen Co. Ltd.	700	2,259
Kyowa Electronic Instruments Co. Ltd.	1,000	3,840
Kyowa Exeo Corp.	3,058	76,071
Kyowa Kirin Co. Ltd.	10,000	179,845
Kyowa Leather Cloth Co. Ltd.	700	5,019
Kyudenko Corp.	2,000	60,010
Kyushu Electric Power Co., Inc.	8,800	86,355
Kyushu Financial Group, Inc.	16,770	66,262
Kyushu Railway Co.	5,000	145,620
Land Business Co. Ltd.	1,000	7,207
LAND Co. Ltd.*	1,300	84
Lasertec Corp.	1,100	43,565
Lawson, Inc.	1,200	57,543
LEC, Inc.	1,200	12,777
Leopalace21 Corp. (x)	7,300	18,891
Life Corp.	700	14,063
LINE Corp.*	2,100	58,726
Lintec Corp.	900	18,740
Lion Corp.	10,000	186,152
LIXIL Group Corp.	8,440	133,393
Look Holdings, Inc.	400	4,719
M3, Inc.	12,800	233,763
Mabuchi Motor Co. Ltd.	2,400	82,029
Macnica Fuji Electronics Holdings, Inc.	1,850	24,452
Maeda Corp.	8,000	63,961
Maeda Road Construction Co. Ltd.	4,000	84,107
Maezawa Industries, Inc.	900	3,013
Maezawa Kasei Industries Co. Ltd.	900	8,782
Maezawa Kyuso Industries Co. Ltd.	400	7,134
Makino Milling Machine Co. Ltd.	1,200	48,361
Makita Corp.	7,800	264,787
Mandom Corp.	1,400	33,865
Marche Corp.	300	2,156
Mars Group Holdings Corp.	600	11,002
Marubeni Construction Material Lease Co. Ltd.	100	1,560
Marubeni Corp.	60,400	399,436
Marubun Corp.	900	4,616
Marudai Food Co. Ltd.	1,200	22,527

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Maruha Nichiro Corp.	1,300	$38,163
Marui Group Co. Ltd.	6,700	136,343
Maruichi Steel Tube Ltd.	1,600	44,417
Maruka Corp.	400	7,160
Marusan Securities Co. Ltd.	3,900	20,221
Maruwa Co. Ltd.	300	16,389
Maruwn Corp.	600	1,547
Maruyama Manufacturing Co., Inc.	200	2,063
Maruzen CHI Holdings Co. Ltd.	600	2,104
Maruzen Showa Unyu Co. Ltd.	800	25,377
Matsuda Sangyo Co. Ltd.	800	10,945
Matsui Construction Co. Ltd.	1,000	5,676
Matsui Securities Co. Ltd.	100	942
Matsumotokiyoshi Holdings Co. Ltd.	3,800	111,024
Matsuya Co. Ltd.	2,200	17,426
Matsuyafoods Holdings Co. Ltd.	500	15,165
Max Co. Ltd.	2,000	28,976
Mazda Motor Corp.	11,400	118,901
Mebuki Financial Group, Inc.	32,760	85,383
MEC Co. Ltd.	800	8,051
Medical System Network Co. Ltd.	400	1,959
Medipal Holdings Corp.	7,600	167,698
Megachips Corp.	1,100	13,886
Megmilk Snow Brand Co. Ltd.	2,700	59,151
Meidensha Corp.	2,400	37,486
Meiji Holdings Co. Ltd.	4,800	342,809
Meiji Shipping Co. Ltd.	1,100	3,142
Meiko Network Japan Co. Ltd.	900	7,964
Meitec Corp.	1,000	51,292
Meito Sangyo Co. Ltd.	600	7,797
Meiwa Corp.	900	3,072
Meiwa Estate Co. Ltd.	700	3,564
Melco Holdings, Inc.	600	16,439
Michinoku Bank Ltd. (The)	600	9,160
Milbon Co. Ltd.	1,440	69,719
Mimasu Semiconductor Industry Co. Ltd.	1,000	14,914
Minebea Mitsumi, Inc.	13,137	222,372
Ministop Co. Ltd.	900	12,930
Miraca Holdings, Inc.	2,600	59,083
Mirait Holdings Corp. (x)	3,600	53,258
Misawa Homes Co. Ltd.	1,600	14,974
MISUMI Group, Inc.	7,800	195,479
Mitachi Co. Ltd.	200	1,324
Mito Securities Co. Ltd.	3,000	5,426
Mitsuba Corp.	2,000	12,206
Mitsubishi Chemical Holdings Corp.	41,720	291,225
Mitsubishi Corp.	46,410	1,222,505
Mitsubishi Electric Corp.	66,000	868,655
Mitsubishi Estate Co. Ltd.	47,200	877,763
Mitsubishi Gas Chemical Co., Inc.	6,500	86,574
Mitsubishi Heavy Industries Ltd.	10,600	461,203
Mitsubishi Kakoki Kaisha Ltd.	300	4,780
Mitsubishi Logisnext Co. Ltd.	1,000	10,583
Mitsubishi Logistics Corp.	3,000	82,475
Mitsubishi Materials Corp.	3,700	105,185
Mitsubishi Motors Corp.	26,200	125,393
Mitsubishi Paper Mills Ltd.	1,800	9,283
Mitsubishi Pencil Co. Ltd. (x)	2,000	32,036
Mitsubishi Research Institute, Inc.	400	12,466
Mitsubishi Shokuhin Co. Ltd.	1,100	28,843
Mitsubishi Steel Manufacturing Co. Ltd.	700	8,213
Mitsubishi Tanabe Pharma Corp.	6,000	66,781
Mitsubishi UFJ Financial Group, Inc.	465,900	2,212,501
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,700	104,333
Mitsuboshi Belting Ltd.	1,500	26,462
Mitsui & Co. Ltd.	51,500	837,833
Mitsui Chemicals, Inc.	4,518	111,761
Mitsui E&S Holdings Co. Ltd.	3,400	31,315
Mitsui Fudosan Co. Ltd.	34,800	843,250
Mitsui High-Tec, Inc.	1,400	15,336
Mitsui Matsushima Holdings Co. Ltd.	800	9,965
Mitsui Mining & Smelting Co. Ltd.	1,200	28,671
Mitsui OSK Lines Ltd.	4,100	98,074
Mitsui Sugar Co. Ltd.	1,000	20,665
Mitsui-Soko Holdings Co. Ltd.	1,000	14,386
Mitsumura Printing Co. Ltd.	100	1,819
Mitsuuroko Group Holdings Co. Ltd.	1,900	13,763
Miura Co. Ltd.	3,000	92,520
Miyaji Engineering Group, Inc.	400	6,478
Miyakoshi Holdings, Inc.*	300	2,463
Miyazaki Bank Ltd. (The)	800	17,875
Miyoshi Oil & Fat Co. Ltd.	400	3,892
Mizuho Financial Group, Inc.	897,280	1,299,127
Mizuno Corp.	1,200	27,124
Mochida Pharmaceutical Co. Ltd.	1,000	42,527
Modec, Inc.	1,000	28,196
Monex Group, Inc. (x)	7,000	24,672
MonotaRO Co. Ltd.	4,000	97,426
Morinaga & Co. Ltd.	1,800	87,650
Morinaga Milk Industry Co. Ltd.	2,200	87,029
Morita Holdings Corp.	2,000	34,967
Morozoff Ltd.	200	9,210
Mory Industries, Inc.	400	7,246
MOS Food Services, Inc.	1,600	35,038
MrMax Holdings Ltd.	1,200	4,942
MS&AD Insurance Group Holdings, Inc.	16,000	507,536
Murata Manufacturing Co. Ltd.	20,895	938,012
Musashi Seimitsu Industry Co. Ltd.	2,400	30,831
Musashino Bank Ltd. (The)	1,900	35,845
Mutoh Holdings Co. Ltd.	100	1,578
Nabtesco Corp. (x)	3,800	105,525
NAC Co. Ltd.	400	3,495
Nachi-Fujikoshi Corp.	1,200	49,474
Nagaileben Co. Ltd.	1,200	26,301
Nagano Bank Ltd. (The)	400	6,634
Nagano Keiki Co. Ltd.	800	5,528
Nagase & Co. Ltd. (x)	6,300	94,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nagatanien Holdings Co. Ltd.	500	$9,688
Nagoya Railroad Co. Ltd.	4,000	110,597
Naigai Co. Ltd.*	300	1,280
Nakabayashi Co. Ltd.	1,000	4,925
Nakamuraya Co. Ltd.	300	11,297
Nakano Corp.	1,000	3,960
Nakayama Steel Works Ltd.	600	2,593
Nakayamafuku Co. Ltd.	700	3,577
Nakayo, Inc.	200	2,942
Namura Shipbuilding Co. Ltd.	1,024	2,859
Nankai Electric Railway Co. Ltd.	3,200	77,763
Nanto Bank Ltd. (The)	1,100	23,854
Natori Co. Ltd.	600	8,726
NC Holdings Co. Ltd.	300	1,355
NEC Capital Solutions Ltd.	300	4,972
NEC Corp.	8,100	318,546
NEC Networks & System Integration Corp.	1,100	28,047
NET One Systems Co. Ltd.	900	24,751
Neturen Co. Ltd.	1,700	13,608
Nexon Co. Ltd.*	17,600	254,985
Nexyz Group Corp.	500	10,036
NGK Insulators Ltd.	1,500	21,857
NGK Spark Plug Co. Ltd.	6,100	114,402
NH Foods Ltd.	2,300	98,451
NHK Spring Co. Ltd.	9,700	74,854
Nice Holdings, Inc.	500	2,416
Nichia Steel Works Ltd.	1,000	3,079
Nichias Corp.	3,000	53,898
Nichiban Co. Ltd.	500	9,966
Nichicon Corp.	3,900	31,724
Nichiden Corp.	1,000	17,345
Nichiha Corp.	1,200	33,446
NichiiGakkan Co. Ltd.	2,200	32,036
Nichi-iko Pharmaceutical Co. Ltd.	2,100	22,945
Nichimo Co. Ltd.	100	1,594
Nichirei Corp.	3,500	83,008
Nichireki Co. Ltd.	1,000	9,257
Nidec Corp.	7,927	1,082,642
Nifco, Inc.	3,400	84,168
Nihon Chouzai Co. Ltd.	300	9,280
Nihon Dempa Kogyo Co. Ltd.*	900	4,140
Nihon Eslead Corp.	500	7,351
Nihon Kohden Corp.	2,600	70,369
Nihon M&A Center, Inc.	5,200	124,628
Nihon Nohyaku Co. Ltd.	2,000	7,717
Nihon Parkerizing Co. Ltd.	6,000	66,447
Nihon Tokushu Toryo Co. Ltd.	1,000	12,948
Nihon Trim Co. Ltd.	200	9,628
Nihon Unisys Ltd.	3,300	110,648
Nihon Yamamura Glass Co. Ltd.	500	6,377
Nikkato Corp.	400	2,386
Nikkiso Co. Ltd.	4,000	53,202
Nikko Co. Ltd.	200	5,148
Nikkon Holdings Co. Ltd.	3,000	68,784
Nikon Corp.	12,300	173,864
Nintendo Co. Ltd.	4,200	1,538,357
Nippo Corp.	3,000	59,073
Nippon Air Conditioning Services Co. Ltd.	1,200	7,702
Nippon Beet Sugar Manufacturing Co. Ltd.	700	13,070
Nippon Carbide Industries Co., Inc.	300	3,665
Nippon Carbon Co. Ltd. (x)	600	22,984
Nippon Ceramic Co. Ltd.	800	21,429
Nippon Chemical Industrial Co. Ltd.	400	7,672
Nippon Chemi-Con Corp.	700	10,219
Nippon Chemiphar Co. Ltd.	100	2,658
Nippon Chutetsukan KK	100	759
Nippon Coke & Engineering Co. Ltd.	10,000	8,440
Nippon Concrete Industries Co. Ltd.	1,000	2,588
Nippon Denko Co. Ltd.	5,000	9,600
Nippon Densetsu Kogyo Co. Ltd.	2,000	40,087
Nippon Electric Glass Co. Ltd. (x)	4,000	101,248
Nippon Express Co. Ltd.	1,800	95,664
Nippon Felt Co. Ltd.	700	2,915
Nippon Filcon Co. Ltd.	900	4,090
Nippon Fine Chemical Co. Ltd.	1,000	11,214
Nippon Flour Mills Co. Ltd.	4,000	63,887
Nippon Gas Co. Ltd.	1,100	27,945
Nippon Hume Corp.	1,000	6,400
Nippon Kanzai Co. Ltd.	800	13,542
Nippon Kayaku Co. Ltd.	5,000	60,149
Nippon Kinzoku Co. Ltd.	300	2,543
Nippon Koei Co. Ltd.	800	17,586
Nippon Koshuha Steel Co. Ltd.	500	2,105
Nippon Light Metal Holdings Co. Ltd.	2,800	6,051
Nippon Paint Holdings Co. Ltd. (x)	5,500	213,236
Nippon Paper Industries Co. Ltd.	4,600	81,406
Nippon Parking Development Co. Ltd.	13,000	20,498
Nippon Pillar Packing Co. Ltd.	1,000	9,618
Nippon Piston Ring Co. Ltd.	400	5,157
Nippon Road Co. Ltd. (The)	400	22,446
Nippon Seisen Co. Ltd.	200	4,736
Nippon Sharyo Ltd.*	400	9,843
Nippon Sheet Glass Co. Ltd.	3,800	25,835
Nippon Shinyaku Co. Ltd.	1,900	133,933
Nippon Shokubai Co. Ltd.	1,000	66,039
Nippon Signal Co. Ltd.	2,800	32,489
Nippon Soda Co. Ltd.	1,400	35,437
Nippon Steel Corp.	28,615	490,740
Nippon Steel Trading Corp.	740	30,474
Nippon Suisan Kaisha Ltd.	16,000	99,133
Nippon Systemware Co. Ltd.	400	9,631
Nippon Telegraph & Telephone Corp.	45,920	2,136,814
Nippon Television Holdings, Inc.	3,100	45,890
Nippon Thompson Co. Ltd.	4,000	17,994
Nippon Yakin Kogyo Co. Ltd.	6,500	13,565
Nippon Yusen KK	2,200	35,281
Nipro Corp.	4,800	53,202
Nishimatsu Construction Co. Ltd.	2,200	42,382
Nishimatsuya Chain Co. Ltd.	700	5,408

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nishi-Nippon Financial Holdings, Inc.	4,000	$28,753
Nissan Chemical Corp.	3,800	171,117
Nissan Motor Co. Ltd.	73,320	524,730
Nissan Shatai Co. Ltd.	4,000	38,881
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	2,523
Nissei Plastic Industrial Co. Ltd.	1,000	8,737
Nissha Co. Ltd.	2,200	22,548
Nisshin Fudosan Co.	1,400	6,038
Nisshin Oillio Group Ltd. (The)	1,200	33,557
Nisshin Seifun Group, Inc.	5,805	132,398
Nisshinbo Holdings, Inc. (x)	4,368	33,343
Nissin Corp.	800	13,134
Nissin Electric Co. Ltd.	2,000	21,815
Nissin Foods Holdings Co. Ltd.	2,500	160,924
Nissin Kogyo Co. Ltd.	2,100	28,847
Nissui Pharmaceutical Co. Ltd.	500	5,579
Nitori Holdings Co. Ltd.	2,800	370,857
Nitta Corp.	1,100	31,016
Nittetsu Mining Co. Ltd.	300	12,981
Nitto Boseki Co. Ltd.	2,000	42,258
Nitto Denko Corp.	5,320	262,361
Nitto Fuji Flour Milling Co. Ltd.	100	5,370
Nitto Kogyo Corp.	1,800	34,359
Nitto Kohki Co. Ltd.	700	13,699
Nitto Seiko Co. Ltd.	1,000	5,166
Nitto Seimo Co. Ltd.	100	1,400
Nittoc Construction Co. Ltd.	750	4,035
NOF Corp.	2,900	107,995
Nohmi Bosai Ltd.	1,000	21,333
NOK Corp.	5,000	74,850
Nomura Co. Ltd.	4,000	49,900
Nomura Holdings, Inc.	112,000	394,127
Nomura Real Estate Holdings, Inc.	6,400	137,480
Nomura Research Institute Ltd.	12,009	192,362
Noritake Co. Ltd.	600	25,126
Noritsu Koki Co. Ltd. (x)	1,100	21,446
Noritz Corp.	2,300	27,498
North Pacific Bank Ltd.	2,400	5,699
NS Solutions Corp.	2,000	63,442
NS United Kaiun Kaisha Ltd.	400	8,214
NSD Co. Ltd.	2,530	73,097
NSK Ltd.	14,500	129,110
NTN Corp.	23,000	68,265
NTT Data Corp.	16,600	220,943
NTT DOCOMO, Inc.	48,700	1,134,895
Obara Group, Inc.	800	27,046
Obayashi Corp.	21,300	209,612
OBIC Business Consultants Co. Ltd. (x)	1,200	54,371
Obic Co. Ltd.	2,200	248,945
Odakyu Electric Railway Co. Ltd.	10,499	256,790
Oenon Holdings, Inc.	3,000	9,600
Ogaki Kyoritsu Bank Ltd. (The)	1,600	35,097
Ohara, Inc.	400	5,239
Ohashi Technica, Inc.	600	7,891
OIE Sangyo Co. Ltd.	300	3,603
Oiles Corp.	1,560	22,818
Oita Bank Ltd. (The)	700	19,608
Oizumi Corp.	400	1,380
Oji Holdings Corp.	34,000	196,151
Okabe Co. Ltd.	2,700	23,490
Okamoto Industries, Inc.	800	35,913
Okamura Corp.	4,000	39,883
Okasan Securities Group, Inc.	6,000	21,926
Okaya Electric Industries Co. Ltd.	600	2,087
Oki Electric Industry Co. Ltd.	3,600	44,910
Okinawa Electric Power Co., Inc. (The)	2,165	33,254
OKK Corp.	400	2,801
OKUMA Corp.	1,000	51,292
Okumura Corp.	1,300	39,730
Okura Industrial Co. Ltd.	600	9,199
Okuwa Co. Ltd.	1,000	9,850
Olympic Group Corp.	800	4,897
Olympus Corp.	221,400	2,456,007
Omron Corp.	18,700	974,762
Ono Pharmaceutical Co. Ltd.	15,000	268,794
ONO Sokki Co. Ltd.	500	2,578
Onoken Co. Ltd.	1,000	12,707
Onward Holdings Co. Ltd.	1,000	5,509
Open House Co. Ltd.	1,000	40,903
Optex Group Co. Ltd.	1,600	20,094
Oracle Corp.	1,100	80,295
Organo Corp.	400	13,301
Orient Corp. (x)	16,500	17,600
Oriental Land Co. Ltd.	7,800	965,098
Origin Co. Ltd.	200	2,679
ORIX Corp.	41,900	624,915
Osaka Gas Co. Ltd.	12,100	210,654
Osaka Soda Co. Ltd.	1,000	24,959
Osaka Steel Co. Ltd.	800	13,015
OSAKA Titanium Technologies Co. Ltd.	1,100	17,773
Osaki Electric Co. Ltd.	1,000	6,493
OSG Corp.	2,200	43,341
OSJB Holdings Corp.	450	1,110
Otsuka Corp.	4,200	168,873
Otsuka Holdings Co. Ltd. (x)	12,600	410,904
Outsourcing, Inc.	3,000	36,340
Oyo Corp.	1,200	12,098
Pacific Industrial Co. Ltd.	2,000	28,697
Pacific Metals Co. Ltd.	899	18,553
Pack Corp. (The)	900	27,547
PAL GROUP Holdings Co. Ltd.	700	21,133
PALTAC Corp.	1,050	57,654
Pan Pacific International Holdings Corp.	4,500	285,489
Panasonic Corp.	75,385	627,608
Paramount Bed Holdings Co. Ltd.	900	34,225
Parco Co. Ltd.	500	5,018
Paris Miki Holdings, Inc.	1,500	4,647
Park24 Co. Ltd.	4,000	93,085
Pasco Corp.*	200	1,497
Pasona Group, Inc.	1,000	13,950
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	6,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Penta-Ocean Construction Co. Ltd. (x)	10,300	$50,442
PeptiDream, Inc.*	2,900	148,208
Persol Holdings Co. Ltd.	5,100	119,725
PIA Corp.	300	12,883
Pigeon Corp.	4,800	192,997
Pilot Corp.	1,100	42,494
Piolax, Inc.	1,500	26,170
Plenus Co. Ltd.	1,500	24,431
Pola Orbis Holdings, Inc.	3,000	83,755
Poplar Co. Ltd.*	300	1,377
Press Kogyo Co. Ltd.	5,000	22,631
Prima Meat Packers Ltd.	1,400	26,672
Pronexus, Inc.	1,300	13,432
PS Mitsubishi Construction Co. Ltd.	800	4,437
Raito Kogyo Co. Ltd.	2,900	36,985
Raiznext Corp.	2,600	30,482
Rakuten, Inc.	28,400	337,170
Rasa Corp.	500	3,692
Rasa Industries Ltd.	400	5,313
Recruit Holdings Co. Ltd.	47,200	1,573,406
Relia, Inc.	1,600	18,728
Relo Group, Inc.	3,300	83,039
Renaissance, Inc.	500	8,157
Renesas Electronics Corp.*	3,200	15,879
Rengo Co. Ltd.	10,000	80,230
Renown, Inc.*	2,500	2,342
Resol Holdings Co. Ltd.	100	3,534
Resona Holdings, Inc.	70,500	293,339
Resorttrust, Inc.	3,800	58,120
Restar Holdings Corp.	700	10,096
Rheon Automatic Machinery Co. Ltd.	1,000	17,029
Rhythm Watch Co. Ltd.	600	7,730
Ricoh Co. Ltd.	16,400	163,673
Ricoh Leasing Co. Ltd.	800	24,375
Right On Co. Ltd.	900	6,019
Riken Corp.	400	15,248
Riken Keiki Co. Ltd.	1,000	18,244
Riken Technos Corp.	2,000	9,646
Ringer Hut Co. Ltd.	900	18,599
Rinnai Corp.	1,700	108,009
Riso Kagaku Corp.	1,800	28,649
Riso Kyoiku Co. Ltd.	3,900	16,314
Rock Field Co. Ltd.	1,200	15,694
Rohm Co. Ltd.	2,900	194,741
Rohto Pharmaceutical Co. Ltd.	3,300	89,498
Roland DG Corp.	500	11,204
Round One Corp.	3,300	41,841
Royal Holdings Co. Ltd. (x)	1,800	44,426
Ryobi Ltd.	1,400	26,399
Ryoden Corp.	500	7,420
Ryohin Keikaku Co. Ltd.	1,000	180,494
Ryosan Co. Ltd.	1,900	44,339
Ryoyo Electro Corp.	1,600	26,208
S Foods, Inc.	500	16,974
Sagami Holdings Corp.	1,000	12,011
Saibu Gas Co. Ltd.	1,300	25,406
Saizeriya Co. Ltd.	1,600	34,711
Sakai Chemical Industry Co. Ltd.	800	18,869
Sakai Heavy Industries Ltd.	200	4,734
Sakai Moving Service Co. Ltd.	400	23,559
Sakai Ovex Co. Ltd.	300	4,808
Sakata INX Corp.	2,000	18,736
Sakata Seed Corp.	2,000	58,341
Sala Corp.	1,000	5,370
San Holdings, Inc.	200	4,415
San ju San Financial Group, Inc.	990	13,599
San-A Co. Ltd.	800	31,944
San-Ai Oil Co. Ltd.	2,000	19,385
Sanden Holdings Corp.	1,400	6,973
Sangetsu Corp.	4,200	77,171
San-In Godo Bank Ltd. (The)	7,000	44,799
Sanix, Inc.*	1,800	3,823
Sanken Electric Co. Ltd.	1,400	29,230
Sanki Engineering Co. Ltd.	3,000	34,726
Sanko Metal Industrial Co. Ltd.	100	2,226
Sankyo Co. Ltd.	700	25,321
Sankyo Seiko Co. Ltd.	2,000	9,628
Sankyo Tateyama, Inc.	1,700	18,574
Sankyu, Inc.	1,700	89,245
Sanoh Industrial Co. Ltd.	1,400	5,960
Sanrio Co. Ltd.	2,000	44,391
Sanritsu Corp.	300	1,770
Sanshin Electronics Co. Ltd.	1,500	25,224
Santen Pharmaceutical Co. Ltd.	13,400	221,852
Sanwa Holdings Corp.	8,800	94,517
Sanyo Chemical Industries Ltd.	600	31,610
Sanyo Housing Nagoya Co. Ltd.	1,000	8,283
Sanyo Industries Ltd.	100	1,650
Sanyo Shokai Ltd.	600	8,537
Sanyo Special Steel Co. Ltd. (x)	1,200	16,584
Sapporo Holdings Ltd.	2,500	52,613
Sata Construction Co. Ltd.	800	2,827
Sato Holdings Corp.	1,200	30,441
Sato Shoji Corp.	1,000	8,162
Satori Electric Co. Ltd.	900	7,304
Sawai Pharmaceutical Co. Ltd.	1,800	97,166
Saxa Holdings, Inc.	300	5,226
SBI Holdings, Inc. (x)	7,860	194,431
SCREEN Holdings Co. Ltd.	1,300	54,199
Scroll Corp.	1,700	5,219
SCSK Corp.	2,232	109,721
Secom Co. Ltd.	6,500	559,115
Sega Sammy Holdings, Inc.	8,900	108,056
Seibu Holdings, Inc.	7,600	126,602
Seika Corp.	800	9,676
Seikagaku Corp.	2,400	27,492
Seikitokyu Kogyo Co. Ltd.	600	3,539
Seiko Epson Corp.	10,500	166,048
Seiko Holdings Corp.	1,200	24,397
Seino Holdings Co. Ltd.	5,000	66,549
Seiren Co. Ltd.	3,200	44,521
Sekisui Chemical Co. Ltd.	15,400	231,111
Sekisui House Ltd.	21,300	350,769
Sekisui Jushi Corp.	1,000	19,571
Sekisui Plastics Co. Ltd.	1,000	6,956
Senko Group Holdings Co. Ltd.	4,000	31,573
Senshu Ikeda Holdings, Inc.	6,880	12,699
Senshukai Co. Ltd.*	2,200	5,448
Seven & i Holdings Co. Ltd.	27,936	945,235

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Seven Bank Ltd.	26,000	$68,005
SG Holdings Co. Ltd.	5,600	158,679
Sharp Corp.	5,700	62,490
Shibaura Mechatronics Corp.	200	5,012
Shibusawa Warehouse Co. Ltd. (The)	600	9,255
Shibuya Corp.	700	19,049
Shiga Bank Ltd. (The)	200	4,639
Shikibo Ltd.	700	6,259
Shikoku Bank Ltd. (The)	1,600	13,386
Shikoku Chemicals Corp.	1,000	10,444
Shikoku Electric Power Co., Inc.	7,600	70,209
Shima Seiki Manufacturing Ltd.	900	26,379
Shimachu Co. Ltd.	100	2,323
Shimadzu Corp.	8,000	196,040
Shimamura Co. Ltd.	800	59,732
Shimano, Inc.	2,600	386,570
Shimizu Bank Ltd. (The)	400	6,719
Shimizu Corp.	24,200	200,890
Shimojima Co. Ltd.	800	8,006
Shin Nippon Air Technologies Co. Ltd.	900	14,258
Shin Nippon Biomedical Laboratories Ltd.*	700	4,532
Shinagawa Refractories Co. Ltd.	300	8,225
Shindengen Electric Manufacturing Co. Ltd.	400	13,653
Shin-Etsu Chemical Co. Ltd.	11,700	1,088,990
Shin-Etsu Polymer Co. Ltd.	2,500	18,110
Shingakukai Holdings Co. Ltd.	600	3,278
Shin-Keisei Electric Railway Co. Ltd.	200	3,690
Shinko Electric Industries Co. Ltd.	3,100	26,223
Shinko Shoji Co. Ltd.	1,100	19,405
Shinmaywa Industries Ltd.	5,000	63,535
Shinnihon Corp.	1,600	13,223
Shinsei Bank Ltd.	7,900	122,587
Shinsho Corp.	300	6,344
Shinwa Co. Ltd.	600	12,021
Shinyei Kaisha	100	692
Shionogi & Co. Ltd.	8,500	489,510
Ship Healthcare Holdings, Inc.	1,500	64,694
Shiseido Co. Ltd.	13,200	994,270
Shizuoka Bank Ltd. (The)	11,100	81,746
Shizuoka Gas Co. Ltd.	3,000	22,845
SHO-BOND Holdings Co. Ltd. (x)	1,800	63,442
Shobunsha Publications, Inc.	700	2,220
Shochiku Co. Ltd.	400	45,114
Shoko Co. Ltd.*	400	2,356
Showa Corp.	2,600	35,016
Showa Denko KK (x)	4,200	123,489
Showa Sangyo Co. Ltd.	1,000	28,011
Shuei Yobiko Co. Ltd.	200	779
Siix Corp.	1,400	16,517
Sinanen Holdings Co. Ltd.	400	6,793
Sinfonia Technology Co. Ltd.	1,400	15,998
Sintokogio Ltd.	2,600	22,717
SK Japan Co. Ltd.	200	950
SKY Perfect JSAT Holdings, Inc.	9,000	35,060
Skylark Holdings Co. Ltd. (x)	3,900	68,042
SMC Corp.	2,000	745,165
SMK Corp.	300	7,485
SNT Corp.	2,400	7,057
Soda Nikka Co. Ltd.	1,000	5,389
SoftBank Group Corp.	56,212	2,692,900
Softbank Technology Corp.	400	8,659
Softbrain Co. Ltd.	2,000	8,793
Sogo Medical Holdings Co. Ltd.	800	12,488
Sohgo Security Services Co. Ltd.	2,900	133,683
Sojitz Corp.	39,100	125,480
Sompo Holdings, Inc.	12,550	484,353
Sony Corp.	45,900	2,404,519
Sony Financial Holdings, Inc.	7,300	175,230
Soshin Electric Co. Ltd.	600	2,966
Sotetsu Holdings, Inc.	3,000	82,614
Space Value Holdings Co. Ltd.	2,000	9,349
SPK Corp.	200	4,443
Square Enix Holdings Co. Ltd.	4,000	127,997
SRA Holdings	600	14,597
ST Corp.	600	9,360
St Marc Holdings Co. Ltd.	800	17,029
Stanley Electric Co. Ltd.	5,400	132,627
Star Micronics Co. Ltd.	2,300	29,653
Starzen Co. Ltd.	400	15,489
Stella Chemifa Corp.	500	13,913
Studio Alice Co. Ltd.	500	9,437
Subaru Corp.	20,700	502,836
Sugi Holdings Co. Ltd.	1,500	70,816
Sugimoto & Co. Ltd.	600	11,381
SUMCO Corp. (x)	8,000	95,126
Sumida Corp.	700	7,505
Suminoe Textile Co. Ltd.	300	8,225
Sumiseki Holdings, Inc.	3,800	4,547
Sumitomo Bakelite Co. Ltd.	1,200	42,796
Sumitomo Chemical Co. Ltd.	44,000	204,053
Sumitomo Corp.	35,880	543,283
Sumitomo Dainippon Pharma Co. Ltd.	4,700	89,061
Sumitomo Densetsu Co. Ltd.	900	14,274
Sumitomo Electric Industries Ltd.	19,000	249,274
Sumitomo Forestry Co. Ltd.	4,800	57,476
Sumitomo Heavy Industries Ltd.	4,000	137,458
Sumitomo Metal Mining Co. Ltd.	8,300	247,811
Sumitomo Mitsui Construction Co. Ltd.	7,200	39,868
Sumitomo Mitsui Financial Group, Inc.	46,950	1,657,392
Sumitomo Mitsui Trust Holdings, Inc.	12,341	447,099
Sumitomo Osaka Cement Co. Ltd.	1,300	51,607
Sumitomo Precision Products Co. Ltd.	200	5,157
Sumitomo Realty & Development Co. Ltd.	15,400	549,638
Sumitomo Riko Co. Ltd.	2,000	15,601
Sumitomo Rubber Industries Ltd. (x)	7,284	84,180

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Seika Chemicals Co. Ltd.	400	$12,188
Sumitomo Warehouse Co. Ltd. (The)	4,500	57,390
Sun Frontier Fudousan Co. Ltd.	1,000	9,433
Sundrug Co. Ltd.	1,700	45,979
Suntory Beverage & Food Ltd. (x)	4,300	186,852
Sun-Wa Technos Corp.	600	4,747
Suruga Bank Ltd.	5,500	20,456
Suzuden Corp.	300	3,720
Suzuken Co. Ltd.	3,190	186,994
Suzuki Motor Corp.	12,500	587,117
SWCC Showa Holdings Co. Ltd.	1,500	11,422
Sysmex Corp.	5,500	358,471
Systena Corp.	4,000	65,371
T Hasegawa Co. Ltd.	1,600	28,538
T RAD Co. Ltd.	400	7,060
T&D Holdings, Inc.	21,600	234,301
Tac Co. Ltd.	700	1,247
Tachibana Eletech Co. Ltd.	840	13,081
Tachi-S Co. Ltd.	1,600	20,539
Tadano Ltd.	5,000	52,080
Taihei Dengyo Kaisha Ltd.	500	10,073
Taiheiyo Cement Corp.	4,478	135,401
Taiheiyo Kouhatsu, Inc.	400	2,742
Taiho Kogyo Co. Ltd.	800	6,129
Taikisha Ltd.	2,100	63,498
Taiko Pharmaceutical Co. Ltd.	400	7,435
Taisei Corp.	6,700	243,292
Taisei Lamick Co. Ltd.	300	7,691
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	107,388
Taiyo Holdings Co. Ltd.	900	27,130
Taiyo Nippon Sanso Corp.	7,600	161,284
Taiyo Yuden Co. Ltd. (x)	4,700	87,404
Takachiho Koheki Co. Ltd.	500	4,619
Takadakiko Co. Ltd.	100	2,325
Takamatsu Construction Group Co. Ltd.	1,000	20,071
Takano Co. Ltd.	400	2,838
Takaoka Toko Co. Ltd.	400	4,482
Taka-Q Co. Ltd.	500	830
Takara Bio, Inc.	1,700	32,371
Takara Holdings, Inc.	6,000	62,719
Takara Leben Co. Ltd.	4,400	15,630
Takara Printing Co. Ltd.	700	10,512
Takara Standard Co. Ltd.	2,500	39,535
Takasago International Corp.	800	21,815
Takasago Thermal Engineering Co. Ltd.	3,900	64,243
Takashima & Co. Ltd.	200	3,100
Takashimaya Co. Ltd.	500	5,477
Take And Give Needs Co. Ltd.	600	5,977
Takeda Pharmaceutical Co. Ltd.	59,700	2,116,896
Takihyo Co. Ltd.	200	3,330
Takuma Co. Ltd.	4,000	49,678
Tamron Co. Ltd.	1,200	24,542
Tamura Corp.	3,000	15,777
Tanaka Co. Ltd.	300	1,653
Tanseisha Co. Ltd.	1,950	22,626
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	8,848
Taya Co. Ltd.*	200	1,107
Tayca Corp.	1,000	22,873
TBK Co. Ltd.	1,000	3,608
TDC Soft, Inc.	800	6,389
TDK Corp.	3,700	286,212
Teac Corp.*	600	1,024
TechnoPro Holdings, Inc.	1,500	79,581
Teijin Ltd.	5,200	88,600
Teikoku Electric Manufacturing Co. Ltd.	800	9,401
Teikoku Sen-I Co. Ltd.	1,000	19,552
Teikoku Tsushin Kogyo Co. Ltd.	400	4,140
Tekken Corp.	800	22,164
Ten Allied Co. Ltd.*	800	3,057
Tenma Corp.	1,100	18,620
Terumo Corp.	19,800	589,510
T-Gaia Corp.	2,000	37,787
THK Co. Ltd.	5,300	126,583
Tigers Polymer Corp.	600	3,150
TIS, Inc.	2,300	117,117
Titan Kogyo Ltd.	100	2,760
TKC Corp.	900	39,818
Toa Corp./Hyogo	1,000	11,891
Toa Corp./Tokyo	1,100	16,579
TOA ROAD Corp.	200	5,908
Toabo Corp.	400	1,688
Toagosei Co. Ltd.	6,500	68,247
Tobishima Corp.	800	9,898
Tobu Railway Co. Ltd.	6,800	198,043
TOC Co. Ltd.	4,700	28,205
Tocalo Co. Ltd.	2,400	17,497
Tochigi Bank Ltd. (The)	6,000	9,628
Toda Corp.	14,000	77,392
Toda Kogyo Corp.	100	1,992
Toei Co. Ltd.	500	69,471
Toenec Corp.	200	5,760
Toho Bank Ltd. (The)	10,000	23,744
Toho Co. Ltd.	4,100	174,169
Toho Co. Ltd./Kobe	400	7,368
Toho Gas Co. Ltd.	3,200	117,683
Toho Holdings Co. Ltd.	1,900	42,541
Toho Titanium Co. Ltd.	2,100	21,289
Toho Zinc Co. Ltd.	700	16,193
Tohoku Bank Ltd. (The)	600	5,765
Tohoku Electric Power Co., Inc.	14,600	147,469
Tohto Suisan Co. Ltd.	200	4,767
Tokai Carbon Co. Ltd. (x)	6,400	66,722
TOKAI Holdings Corp.	2,000	16,899
Tokai Rika Co. Ltd.	2,900	47,798
Tokai Senko KK	100	1,051
Tokai Tokyo Financial Holdings, Inc.	9,600	29,295
Token Corp.	520	29,373
Tokio Marine Holdings, Inc.	24,500	1,226,875
Tokushu Tokai Paper Co. Ltd.	800	27,974
Tokuyama Corp.	2,200	59,420
Tokyo Broadcasting System Holdings, Inc.	3,700	63,145
Tokyo Century Corp.	1,400	59,018

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Dome Corp.	4,500	$42,531
Tokyo Electric Power Co. Holdings, Inc.*	54,600	284,610
Tokyo Electron Ltd.	4,400	617,057
Tokyo Energy & Systems, Inc.	1,000	8,440
Tokyo Gas Co. Ltd.	13,100	308,317
Tokyo Individualized Educational Institute, Inc.	900	7,747
Tokyo Keiki, Inc.	800	7,146
Tokyo Kikai Seisakusho Ltd.	300	1,160
Tokyo Kiraboshi Financial Group, Inc.	1,451	22,758
Tokyo Ohka Kogyo Co. Ltd.	1,300	40,574
Tokyo Rakutenchi Co. Ltd.	200	9,331
Tokyo Rope Manufacturing Co. Ltd.	800	7,405
Tokyo Sangyo Co. Ltd.	1,000	4,610
Tokyo Seimitsu Co. Ltd.	100	2,568
Tokyo Steel Manufacturing Co. Ltd.	3,800	28,690
Tokyo Tatemono Co. Ltd. (x)	7,591	84,278
Tokyo Tekko Co. Ltd.	400	4,493
Tokyo Theatres Co., Inc.	400	4,938
Tokyotokeiba Co. Ltd.	800	24,598
Tokyu Construction Co. Ltd.	4,940	33,356
Tokyu Corp.	18,000	319,047
Toli Corp.	3,000	6,650
Tomato Bank Ltd.	400	3,799
Tomen Devices Corp.	100	2,102
Tomoe Corp.	1,800	6,244
Tomoe Engineering Co. Ltd.	400	8,641
Tomoegawa Co. Ltd.	400	3,157
Tomoku Co. Ltd.	800	12,941
TOMONY Holdings, Inc.	9,400	31,561
Tomy Co. Ltd.	3,700	43,001
Tonami Holdings Co. Ltd.	200	10,425
Top Culture Co. Ltd.*	400	1,306
Topcon Corp.	2,800	35,008
Toppan Forms Co. Ltd.	2,600	20,426
Toppan Printing Co. Ltd.	8,800	133,451
Topre Corp.	2,500	41,529
Topy Industries Ltd.	1,000	23,438
Toray Industries, Inc.	54,000	410,303
Torigoe Co. Ltd. (The)	1,200	9,516
Torii Pharmaceutical Co. Ltd.	800	19,255
Torishima Pump Manufacturing Co. Ltd.	1,500	14,706
Tose Co. Ltd.	300	2,335
Toshiba Machine Co. Ltd.	1,400	32,099
Toshiba Plant Systems & Services Corp.	2,000	37,564
Toshiba TEC Corp.	1,400	38,943
Tosho Printing Co. Ltd.	500	6,029
Tosoh Corp.	10,700	150,355
Totetsu Kogyo Co. Ltd. (x)	1,000	27,158
TOTO Ltd.	5,400	213,115
Totoku Electric Co. Ltd.	100	1,572
Tottori Bank Ltd. (The)	300	3,859
Toukei Computer Co. Ltd.	200	5,741
Tow Co. Ltd.	600	4,291
Towa Bank Ltd. (The)	1,300	8,260
Towa Corp.	1,200	8,726
Towa Pharmaceutical Co. Ltd.	1,800	45,678
Toyo Construction Co. Ltd.	3,600	14,057
Toyo Corp.	1,600	14,113
Toyo Denki Seizo KK	400	4,868
Toyo Engineering Corp.*	1,600	7,539
Toyo Ink SC Holdings Co. Ltd.	200	4,317
Toyo Kanetsu KK	600	11,447
Toyo Logistics Co. Ltd.	1,000	2,875
Toyo Machinery & Metal Co. Ltd.	1,000	5,463
Toyo Securities Co. Ltd.	4,000	4,378
Toyo Seikan Group Holdings Ltd.	4,800	95,185
Toyo Shutter Co. Ltd.	200	1,256
Toyo Sugar Refining Co. Ltd.	200	1,855
Toyo Suisan Kaisha Ltd.	2,400	98,836
Toyo Tanso Co. Ltd.	700	13,972
Toyo Tire Corp. (x)	5,000	65,714
Toyo Wharf & Warehouse Co. Ltd.	300	3,801
Toyobo Co. Ltd.	1,700	20,277
Toyoda Gosei Co. Ltd.	2,400	46,769
Toyota Boshoku Corp.	1,800	23,607
Toyota Industries Corp.	5,700	313,509
Toyota Motor Corp.	158,680	9,843,267
Toyota Tsusho Corp.	7,800	236,210
TPR Co. Ltd.	1,500	25,460
Transcosmos, Inc.	1,600	35,706
Trend Micro, Inc.	3,400	151,528
Trusco Nakayama Corp.	1,400	29,970
TS Tech Co. Ltd.	2,300	62,569
TSI Holdings Co. Ltd.	4,825	28,821
Tsubakimoto Chain Co.	1,200	39,123
Tsubakimoto Kogyo Co. Ltd.	200	5,945
Tsudakoma Corp.	300	4,316
Tsugami Corp. (x)	3,000	25,655
Tsukamoto Corp. Co. Ltd.	200	1,948
Tsukishima Kikai Co. Ltd.	2,000	22,817
Tsukuba Bank Ltd.	5,400	8,464
Tsumura & Co.	2,700	75,254
Tsuruha Holdings, Inc.	1,400	129,333
Tsutsumi Jewelry Co. Ltd.	500	8,788
TV Asahi Holdings Corp.	3,000	48,361
Tv Tokyo Holdings Corp.	500	10,857
TYK Corp.	1,000	2,736
UACJ Corp.	1,226	20,878
Ube Industries Ltd.	100	2,072
Uchida Yoko Co. Ltd.	400	13,134
Ueki Corp.	100	2,003
Ulvac, Inc.	1,200	38,010
Unicafe, Inc.	300	2,730
Unicharm Corp.	14,600	439,293
Uniden Holdings Corp.	300	5,189
Union Tool Co.	800	22,483
Unipres Corp.	1,600	26,267
United Arrows Ltd.	1,100	34,332
United Super Markets Holdings, Inc.	3,520	30,788
Unitika Ltd.*	2,900	10,383
Ushio, Inc.	6,300	81,106

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
USS Co. Ltd.	9,100	$179,189
Utoc Corp.	900	3,982
Valor Holdings Co. Ltd.	2,400	49,774
Valqua Ltd.	1,000	20,980
Vital KSK Holdings, Inc.	2,300	21,759
Wacoal Holdings Corp.	500	12,971
Wacom Co. Ltd.	8,000	26,490
Wakachiku Construction Co. Ltd.	700	8,869
Wakamoto Pharmaceutical Co. Ltd.	1,000	2,402
Warabeya Nichiyo Holdings Co. Ltd.	700	10,784
Watabe Wedding Corp.	300	1,850
WATAMI Co. Ltd.	1,400	18,582
Weathernews, Inc.	300	9,252
Welcia Holdings Co. Ltd.	2,000	81,343
West Japan Railway Co.	5,700	460,800
Wood One Co. Ltd.	400	3,525
Xebio Holdings Co. Ltd.	1,400	15,907
YAC Holdings Co. Ltd.	500	4,225
Yahagi Construction Co. Ltd.	1,700	11,085
Yahoo Japan Corp.	50,100	146,840
Yaizu Suisankagaku Industry Co. Ltd.	600	5,999
Yakult Honsha Co. Ltd.	4,900	288,596
YAMABIKO Corp.	2,000	17,382
Yamada Denki Co. Ltd.	22,372	98,979
Yamagata Bank Ltd. (The)	1,400	20,932
Yamaguchi Financial Group, Inc.	1,000	6,827
Yamaha Corp.	3,800	180,457
Yamaha Motor Co. Ltd.	10,000	177,619
Yamaha Motor Robotics Holdings Co. Ltd.*	900	3,214
Yamaichi Electronics Co. Ltd.	1,200	10,752
Yamanashi Chuo Bank Ltd. (The)	1,400	15,063
Yamashita Health Care Holdings, Inc.	100	1,122
Yamatane Corp.	600	7,641
Yamato Corp.	1,000	5,148
Yamato Holdings Co. Ltd.	11,700	237,766
Yamato International, Inc.	700	2,675
Yamato Kogyo Co. Ltd.	1,200	34,949
Yamaura Corp.	500	3,831
Yamaya Corp.	110	2,172
Yamazaki Baking Co. Ltd.	6,000	90,655
Yamazawa Co. Ltd.	300	4,555
Yamazen Corp.	4,700	45,163
Yaoko Co. Ltd. (x)	1,000	45,216
Yaskawa Electric Corp.	7,600	257,997
Yasuda Logistics Corp.	1,000	8,032
Yellow Hat Ltd.	2,200	29,343
Yodogawa Steel Works Ltd.	1,800	34,960
Yokogawa Bridge Holdings Corp.	2,000	32,185
Yokogawa Electric Corp.	6,400	125,370
Yokohama Reito Co. Ltd.	2,600	24,067
Yokohama Rubber Co. Ltd. (The) (x)	5,000	91,824
Yokowo Co. Ltd.	1,000	20,517
Yomeishu Seizo Co. Ltd.	500	9,122
Yomiuri Land Co. Ltd.	200	9,210
Yondenko Corp.	200	5,046
Yondoshi Holdings, Inc.	900	20,660
Yorozu Corp.	700	8,772
Yoshinoya Holdings Co. Ltd. (x)	3,000	51,755
Yuasa Trading Co. Ltd.	1,200	33,502
Yuken Kogyo Co. Ltd.	200	3,053
Yurtec Corp.	2,000	13,672
Yushin Precision Equipment Co. Ltd.	1,200	11,230
Yushiro Chemical Industry Co. Ltd.	600	7,240
Zappallas, Inc.*	1,000	3,302
Zenkoku Hosho Co. Ltd.	2,400	92,047
Zenrin Co. Ltd.	2,550	44,985
Zensho Holdings Co. Ltd.	4,600	93,438
Zeon Corp.	7,000	77,716
Zeria Pharmaceutical Co. Ltd.	1,100	21,997
ZOZO, Inc.	6,800	127,340
Zuken, Inc.	800	13,364

		153,586,752

Mexico (0.2%)
Fresnillo plc	12,042	133,077
Grupo Televisa SAB (ADR)	220,000	1,856,800

		1,989,877

Netherlands (4.8%)
Akzo Nobel NV	15,095	1,418,476
ASML Holding NV	58,441	12,210,121
EXOR NV	98,900	6,927,486
ING Groep NV	335,067	3,884,724
Koninklijke Ahold Delhaize NV	103,033	2,317,167
Koninklijke Philips NV	82,405	3,578,038
Royal Dutch Shell plc, Class A	277,118	9,053,296
Royal Dutch Shell plc, Class B	230,007	7,539,034

		46,928,342

New Zealand (0.1%)
a2 Milk Co. Ltd. (x)*	33,668	327,367
Fisher & Paykel Healthcare Corp. Ltd.	7,356	76,586
Fletcher Building Ltd.	17,976	58,810
SKYCITY Entertainment Group Ltd.	12,612	31,787
Spark New Zealand Ltd.	15,442	41,304
Xero Ltd.*	6,287	264,563

		800,417

Russia (0.0%)
Evraz plc	28,436	240,219

South Africa (0.8%)
Anglo American plc	60,299	1,718,765
Naspers Ltd., Class N	23,420	5,685,847

		7,404,612

South Korea (1.0%)
NAVER Corp.	52,700	5,203,135
Samsung Electronics Co. Ltd.	118,100	4,807,258

		10,010,393

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Spain (2.5%)
Amadeus IT Group SA	38,397	$3,041,441
Banco Bilbao Vizcaya Argentaria SA	573,793	3,208,146
Banco Santander SA	1,403,420	6,511,779
Iberdrola SA	514,065	5,124,106
Industria de Diseno Textil SA	96,002	2,887,384
Telefonica SA	403,395	3,312,276

		24,085,132

Sweden (1.8%)
Hennes & Mauritz AB, Class B	447,934	7,976,434
SKF AB, Class B	238,200	4,379,926
Volvo AB, Class B	322,000	5,109,405

		17,465,765

Switzerland (3.7%)
Cie Financiere Richemont SA (Registered)	43,700	3,708,367
Coca-Cola HBC AG*	11,251	424,646
Credit Suisse Group AG (Registered) (x)*	815,600	9,779,346
Glencore plc*	3,400,637	11,804,999
Kuehne + Nagel International AG (Registered)	19,700	2,924,124
LafargeHolcim Ltd. (Registered)*	91,079	4,447,589
Nestle SA (Registered)	13,600	1,407,925
Swatch Group AG (The)	5,105	1,461,634

		35,958,630

Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	393,000	3,024,099

United Arab Emirates (0.0%)
NMC Health plc (x)	4,829	147,366

United Kingdom (19.2%)
3i Group plc	57,066	806,964
Admiral Group plc	12,783	358,442
Amcor plc	53,825	611,785
Ashtead Group plc	222,995	6,383,159
Associated British Foods plc	21,045	658,264
AstraZeneca plc	77,665	6,349,842
Auto Trader Group plc (m)	58,425	406,450
Aviva plc	236,389	1,250,342
BAE Systems plc	193,424	1,216,895
Barclays plc	1,032,110	1,963,471
Barratt Developments plc	63,007	458,170
Berkeley Group Holdings plc	6,728	318,785
BP plc	1,199,708	8,358,300
British American Tobacco plc	141,441	4,937,836
British Land Co. plc (The) (REIT)	56,016	383,004
BT Group plc	509,952	1,272,302
Bunzl plc	20,221	533,367
Burberry Group plc	23,690	560,185
Centrica plc	334,294	372,658
CNH Industrial NV	866,000	8,880,282
Compass Group plc	97,984	2,348,084
Croda International plc	6,960	452,549
CYBG plc (CHDI)	42,653	102,410
DCC plc	5,512	491,398
Diageo plc	170,830	7,341,437
Direct Line Insurance Group plc	78,607	331,226
DS Smith plc	71,309	328,276
Experian plc	56,331	1,705,455
G4S plc	895,500	2,365,460
GlaxoSmithKline plc	299,156	5,989,711
Halma plc	21,259	545,357
Hargreaves Lansdown plc	15,090	367,748
Hiscox Ltd.	17,113	367,717
HSBC Holdings plc	1,229,770	10,259,112
Imperial Brands plc	57,941	1,358,916
Informa plc	76,797	814,362
InterContinental Hotels Group plc	11,320	743,518
International Consolidated Airlines Group SA	97,719	591,825
Intertek Group plc	9,816	685,870
ITV plc	212,801	291,866
J Sainsbury plc	94,446	235,026
Janus Henderson Group plc (CHDI)	4,692	99,776
Johnson Matthey plc	10,848	458,617
Kingfisher plc	137,895	376,332
Land Securities Group plc (REIT)	40,700	430,656
Legal & General Group plc	360,358	1,233,331
Liberty Global plc, Class A*	116,700	3,149,733
Liberty Global plc, Class C*	122,955	3,261,996
Linde plc	47,595	9,560,346
Lloyds Banking Group plc	14,738,007	10,591,685
London Stock Exchange Group plc	19,610	1,366,218
Marks & Spencer Group plc	111,387	298,048
Meggitt plc	164,900	1,097,333
Melrose Industries plc	281,563	646,667
Micro Focus International plc	21,344	559,464
Mondi plc	21,964	499,288
National Grid plc	208,886	2,217,167
Next plc	8,104	568,718
Ocado Group plc*	27,992	414,850
Pearson plc	47,364	492,868
Persimmon plc	19,330	490,226
Prudential plc	157,778	3,438,352
Reckitt Benckiser Group plc	70,293	5,547,150
RELX plc	117,487	2,849,024
Rentokil Initial plc	113,335	572,121
Rightmove plc	58,982	400,513
Rolls-Royce Holdings plc*	494,092	5,273,276
Rolls-Royce Holdings plc (Preference) (q)(r)*	29,795,718	37,839
Royal Bank of Scotland Group plc	2,067,149	5,770,136
RSA Insurance Group plc	61,051	447,203
Sage Group plc (The)	64,806	660,378
Schroders plc	183,268	7,098,606
Segro plc (REIT)	65,834	610,490
Severn Trent plc	14,862	386,539
Smith & Nephew plc	53,663	1,161,946
Smiths Group plc	166,302	3,305,205
Spirax-Sarco Engineering plc	4,119	480,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SSE plc	63,554	$905,571
St James’s Place plc	29,799	415,519
Standard Chartered plc	164,102	1,488,402
Standard Life Aberdeen plc	152,573	570,817
Taylor Wimpey plc	185,754	372,130
Tesco plc	590,728	1,700,692
Unilever NV (CVA)	131,723	8,022,335
Unilever plc	66,767	4,150,083
United Utilities Group plc	38,969	387,397
Vodafone Group plc	1,625,599	2,669,720
Whitbread plc	11,268	662,400
Wm Morrison Supermarkets plc	121,946	311,899
WPP plc	446,670	5,616,895

		186,924,243

United States (0.8%)
Carnival plc	9,722	429,533
Ferguson plc	65,964	4,691,175
News Corp. (CHDI), Class B	2,956	40,717
Reliance Worldwide Corp. Ltd.	33,740	83,379
ResMed, Inc. (CHDI)	23,600	284,479
Sims Metal Management Ltd. (x)	6,823	52,020
Willis Towers Watson plc	10,360	1,984,354

		7,565,657

Total Common Stocks (89.6%) (Cost $797,932,290)		871,196,859

CLOSED END FUND:
United Kingdom (0.0%)
Scottish Mortgage Investment Trust plc (Cost $522,384)	84,902	571,992

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.0%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $1,700,368, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $1,734,000. (xx)	$1,700,000	1,700,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $200,046, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $204,003. (xx)	200,000	200,000
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $2,000,937, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $2,040,000. (xx)	2,000,000	2,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,060,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,081,239. (xx)	1,059,817	1,059,817
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $102,404. (xx)	100,000	100,000
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $14,002,882, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $15,085,953. (xx)	14,000,000	14,000,000

Total Repurchase Agreements		19,059,817

Total Short-Term Investments (2.0%) (Cost $19,059,817)		19,059,817

Total Investments in Securities (91.6%) (Cost $817,514,491)		890,828,668
Other Assets Less Liabilities (8.4%)		81,382,430

Net Assets (100%)		$972,211,098

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $514,363 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $26,695,321. This was collateralized by $14,961,322 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/11/19 - 2/15/49 and by cash of $19,059,817 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
KRW	— Korean Republic Won
REIT	— Real Estate Investment Trust
TWD	— New Taiwan Dollar
USD	— United States Dollar

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$176,235,608	18.1%
Industrials	139,621,100	14.4
Consumer Discretionary	134,821,131	13.9
Materials	83,400,636	8.6
Consumer Staples	73,714,003	7.6
Health Care	63,095,142	6.5
Communication Services	61,282,249	6.3
Information Technology	57,772,141	5.9
Energy	49,639,237	5.1
Utilities	19,961,515	2.0
Repurchase Agreements	19,059,817	2.0
Real Estate	11,654,097	1.2
Closed End Fund	571,992	0.0 #
Cash and Other	81,382,430	8.4

		100.0%

#	Less than 0.05%.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	178,786	3,607,987	260,280	—	—	827,906	4,696,173	227,534	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	939	9/2019	EUR	37,007,758	1,009,125
FTSE 100 Index	245	9/2019	GBP	22,927,740	273,547
SPI 200 Index	80	9/2019	AUD	9,209,492	125,549
TOPIX Index	159	9/2019	JPY	22,873,348	(75,096)

					1,333,125

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	868,190	USD	598,818	HSBC Bank plc	9/20/2019	12,182
EUR	2,728,538	USD	3,085,794	HSBC Bank plc	9/20/2019	36,804
GBP	1,540,160	USD	1,950,088	HSBC Bank plc	9/20/2019	12,955
JPY	208,404,068	USD	1,935,677	HSBC Bank plc	9/20/2019	8,882

Total unrealized appreciation						70,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,869,822	CHF	2,808,000	JPMorgan Chase Bank	12/18/2019	(51,026)

Total unrealized depreciation						(51,026)

Net unrealized appreciation						19,797

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following in (USD): AUD 8,168,809, CAD 12,325, CHF 216,883, EUR 32,804,486, GBP 20,605,382, JPY 20,931,479, KRW 1 and TWD 74.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Fund	$—	$571,992	$—		$571,992
Common Stocks
Australia	—	72,333,413	—	(a)	72,333,413
Belgium	—	6,545,452	—		6,545,452
Canada	4,186,149	—	—		4,186,149
Chile	—	257,229	—		257,229
China	3,558,942	—	—		3,558,942
Finland	—	2,439,638	—		2,439,638
France	—	130,177,243	—		130,177,243
Germany	—	117,817,223	—		117,817,223
India	—	844,540	—		844,540
Indonesia	—	3,210,341	—		3,210,341
Ireland	6,837,324	5,052,439	—		11,889,763
Italy	—	21,805,422	—		21,805,422
Japan	—	153,586,752	—		153,586,752
Mexico	1,856,800	133,077	—		1,989,877
Netherlands	—	46,928,342	—		46,928,342
New Zealand	—	800,417	—		800,417
Russia	—	240,219	—		240,219
South Africa	—	7,404,612	—		7,404,612
South Korea	—	10,010,393	—		10,010,393
Spain	—	24,085,132	—		24,085,132
Sweden	—	17,465,765	—		17,465,765
Switzerland	—	35,958,630	—		35,958,630
Taiwan	—	3,024,099	—		3,024,099
United Arab Emirates	—	147,366	—		147,366
United Kingdom	6,411,729	180,474,675	37,839		186,924,243
United States	1,984,354	5,581,303	—		7,565,657
Forward Currency Contracts	—	70,823	—		70,823
Futures	1,408,221	—	—		1,408,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Repurchase Agreements	$—	$19,059,817	$—	$19,059,817

Total Assets	$26,243,519	$866,026,354	$37,839	$892,307,712

Liabilities:
Forward Currency Contracts	$—	$(51,026)	$—	$(51,026)
Futures	$(75,096)	$—	$—	$(75,096)

Total Liabilities	$(75,096)	$(51,026)	$—	$(126,122)

Total	$26,168,423	$865,975,328	$37,839	$892,181,590

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$70,823
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,408,221	*

Total		$1,479,044

	Liability Derivatives
Foreign exchange contracts	Payables	$(51,026)
Equity contracts	Payables, Net assets – Unrealized depreciation	(75,096	)*

Total		$(126,122)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$36,183	$36,183
Equity contracts	7,925,882	—	7,925,882

Total	$7,925,882	$36,183	$7,962,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(54,381)	$(54,381)
Equity contracts	3,902,991	—	3,902,991

Total	$3,902,991	$(54,381)	$3,848,610

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $22,798,000 and futures contracts with an average notional balance of approximately $88,039,000 during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$70,823	$—	$—	$70,823

Total	$70,823	$—	$—	$70,823

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$51,026	$—	$—	$51,026

Total	$51,026	$—	$—	$51,026

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$111,277,331
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$46,343,994

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$163,090,356
Aggregate gross unrealized depreciation	(89,963,876)

Net unrealized appreciation	$73,126,480

Federal income tax cost of investments in securities and derivative instruments, if applicable	$819,055,110

For the six months ended June30, 2019, the Portfolio incurred approximately $98 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $3,863,944)	$4,696,173
Unaffiliated Issuers (Cost $794,590,730)	867,072,678
Repurchase Agreements (Cost $19,059,817)	19,059,817
Cash	10,340,814
Foreign cash (Cost $86,322,830)	82,739,439
Cash held as collateral at broker for futures	4,674,280
Dividends, interest and other receivables	3,277,962
Receivable for securities sold	2,716,521
Due from broker for futures variation margin	726,283
Unrealized appreciation on forward foreign currency contracts	70,823
Securities lending income receivable	51,525
Receivable for Portfolio shares sold	34,848
Other assets	10,362

Total assets	995,471,525

LIABILITIES
Payable for return of collateral on securities loaned	19,059,817
Payable for securities purchased	3,005,887
Investment management fees payable	467,552
Payable for Portfolio shares redeemed	293,454
Distribution fees payable – Class IB	130,463
Administrative fees payable	95,104
Unrealized depreciation on forward foreign currency contracts	51,026
Accrued India taxes	34,369
Distribution fees payable – Class IA	3,858
Trustees’ fees payable	2,052
Accrued expenses	116,845

Total liabilities	23,260,427

NET ASSETS	$972,211,098

Net assets were comprised of:
Paid in capital	$887,336,001
Total distributable earnings (loss)	84,875,097

Net assets	$972,211,098

Class IA
Net asset value, offering and redemption price per share, $19,191,719 / 1,478,158 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.98

Class IB
Net asset value, offering and redemption price per share, $648,705,577 / 49,952,369 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.99

Class K
Net asset value, offering and redemption price per share, $304,313,802 / 23,354,398 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.03

(x)	Includes value of securities on loan of $26,695,321.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($227,534 of dividend income received from affiliates) (net of $2,135,962 foreign withholding tax)	$20,840,414
Interest	247,258
Securities lending (net)	199,670

Total income	21,287,342

EXPENSES
Investment management fees	2,796,205
Distribution fees – Class IB	790,353
Administrative fees	576,249
Custodian fees	112,574
Printing and mailing expenses	40,030
Professional fees	37,859
Distribution fees – Class IA	23,380
Trustees’ fees	13,720
Miscellaneous	35,263

Total expenses	4,425,633

NET INVESTMENT INCOME (LOSS)	16,861,709

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $40,239 on realized gain on investments)	5,269,742
Futures contracts	7,925,882
Forward foreign currency contracts	36,183
Foreign currency transactions	(100,390)

Net realized gain (loss)	13,131,417

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $34,369 on unrealized appreciation on investments) ($827,906 of change in unrealized appreciation (depreciation) from affiliates)	81,624,970
Futures contracts	3,902,991
Forward foreign currency contracts	(54,381)
Foreign currency translations	104,343

Net change in unrealized appreciation (depreciation)	85,577,923

NET REALIZED AND UNREALIZED GAIN (LOSS)	98,709,340

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$115,571,049

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,861,709	$16,972,800
Net realized gain (loss)	13,131,417	5,042,255
Net change in unrealized appreciation (depreciation)	85,577,923	(181,226,969)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	115,571,049	(159,211,914)

Distributions to shareholders:
Class IA	—	(357,169)
Class IB	—	(12,063,039)
Class K	—	(4,529,301)

Total distributions to shareholders	—	(16,949,509)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 50,446 and 99,474 shares, respectively ]	627,710	1,335,086
Capital shares issued in reinvestment of dividends [ 0 and 30,231 shares, respectively ]	—	357,169
Capital shares repurchased [ (115,574) and (192,053) shares, respectively ]	(1,452,630)	(2,581,997)

Total Class IA transactions	(824,920)	(889,742)

Class IB
Capital shares sold [ 619,717 and 1,594,753 shares, respectively ]	7,705,037	21,248,076
Capital shares issued in reinvestment of dividends [ 0 and 1,020,803 shares, respectively ]	—	12,063,039
Capital shares repurchased [ (2,555,203) and (5,703,695) shares, respectively ]	(32,052,488)	(77,203,865)

Total Class IB transactions	(24,347,451)	(43,892,750)

Class K
Capital shares sold [ 6,602,249 and 1,840,995 shares, respectively ]	79,125,790	22,244,555
Capital shares issued in reinvestment of dividends [ 0 and 382,515 shares, respectively ]	—	4,529,301
Capital shares repurchased [ (917,321) and (1,849,489) shares, respectively ]	(11,495,933)	(24,897,954)

Total Class K transactions	67,629,857	1,875,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	42,457,486	(42,906,590)

TOTAL INCREASE (DECREASE) IN NET ASSETS	158,028,535	(219,068,013)
NET ASSETS:
Beginning of period	814,182,563	1,033,250,576

End of period	$972,211,098	$814,182,563

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.44	$13.98	$11.54	$11.51	$11.90	$13.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.23	0.21	0.21	0.20	0.22
Net realized and unrealized gain (loss)	1.32	(2.53)	2.49	(0.13)	(0.58)	(1.15)

Total from investment operations	1.54	(2.30)	2.70	0.08	(0.38)	(0.93)

Less distributions:
Dividends from net investment income	—	(0.24)	(0.26)	(0.05)	(0.01)	(0.21)

Net asset value, end of period	$12.98	$11.44	$13.98	$11.54	$11.51	$11.90

Total return (b)	13.46%	(16.53)%	23.41%	0.74%	(3.17)%	(7.13)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,192	$17,659	$22,439	$19,635	$20,886	$22,830
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.02%	1.01%	1.05%	1.02%	1.01%	1.02%
Before waivers and reimbursements (a)(f)	1.02%	1.02%	1.05%	1.02%	1.01%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.51%	1.72%	1.57%	1.88%	1.61%	1.69%
Before waivers and reimbursements (a)(f)	3.51%	1.70%	1.57%	1.87%	1.61%	1.69%
Portfolio turnover rate (z)^	6%	42%*	4%	6%	12%	7%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.45	$13.98	$11.54	$11.51	$11.90	$13.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.23	0.21	0.21	0.20	0.22
Net realized and unrealized gain (loss)	1.32	(2.52)	2.49	(0.13)	(0.58)	(1.16)

Total from investment operations	1.54	(2.29)	2.70	0.08	(0.38)	(0.94)

Less distributions:
Dividends from net investment income	—	(0.24)	(0.26)	(0.05)	(0.01)	(0.21)

Net asset value, end of period	$12.99	$11.45	$13.98	$11.54	$11.51	$11.90

Total return (b)	13.45%	(16.46)%	23.41%	0.74%	(3.17)%	(7.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$648,706	$593,864	$768,470	$693,243	$748,925	$824,055
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.02%	1.01%	1.04%	1.02%	1.01%	1.02%
Before waivers and reimbursements (a)(f)	1.02%	1.02%	1.04%	1.02%	1.01%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.52%	1.72%	1.59%	1.88%	1.60%	1.69%
Before waivers and reimbursements (a)(f)	3.52%	1.70%	1.59%	1.87%	1.60%	1.69%
Portfolio turnover rate (z)^	6%	42%*	4%	6%	12%	7%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.47	$14.01	$11.57	$11.54	$11.90	$13.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.27	0.24	0.24	0.23	0.25
Net realized and unrealized gain (loss)	1.32	(2.54)	2.49	(0.13)	(0.58)	(1.15)

Total from investment operations	1.56	(2.27)	2.73	0.11	(0.35)	(0.90)

Less distributions:
Dividends from net investment income	—	(0.27)	(0.29)	(0.08)	(0.01)	(0.24)

Net asset value, end of period	$13.03	$11.47	$14.01	$11.57	$11.54	$11.90

Total return (b)	13.60%	(16.26)%	23.64%	0.99%	(2.92)%	(6.89)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$304,314	$202,659	$242,342	$221,234	$252,048	$287,258
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.77%	0.76%	0.79%	0.77%	0.76%	0.77%
Before waivers and reimbursements (a)(f)	0.77%	0.77%	0.79%	0.77%	0.76%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.84%	1.96%	1.84%	2.13%	1.86%	1.94%
Before waivers and reimbursements (a)(f)	3.84%	1.95%	1.84%	2.13%	1.86%	1.94%
Portfolio turnover rate (z)^	6%	42%*	4%	6%	12%	7%
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 22%.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	28.7%
Energy	16.6
Health Care	11.1
Information Technology	7.9
Industrials	7.9
Consumer Staples	7.2
Consumer Discretionary	6.1
Communication Services	4.7
Investment Company	3.2
Materials	2.1
Utilities	0.9
Closed End Fund	0.4
Cash and Other	3.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,148.29	$5.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,148.20	5.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,150.00	4.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.7%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	78,791	$2,640,286

Media (3.1%)
CBS Corp. (Non-Voting), Class B	34,388	1,715,961
Charter Communications, Inc., Class A*	7,067	2,792,737
Comcast Corp., Class A	60,667	2,565,001

		7,073,699

Wireless Telecommunication Services (0.5%)
Vodafone Group plc	686,194	1,126,936

Total Communication Services		10,840,921

Consumer Discretionary (6.1%)
Automobiles (2.1%)
General Motors Co.	125,187	4,823,455

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	88,453	4,117,487

Internet & Direct Marketing Retail (1.5%)
eBay, Inc.	87,656	3,462,412

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	4,500	693,630
Gap, Inc. (The)	56,717	1,019,205

		1,712,835

Total Consumer Discretionary		14,116,189

Consumer Staples (7.2%)
Food Products (2.0%)
Archer-Daniels-Midland Co.	56,224	2,293,939
Bunge Ltd.	8,009	446,182
Danone SA (London Stock Exchange)	12,151	1,029,497
Danone SA (Turquoise Stock Exchange)	10,204	864,421

		4,634,039

Household Products (2.3%)
Kimberly-Clark Corp.	22,095	2,944,822
Reckitt Benckiser Group plc	31,028	2,448,565

		5,393,387

Tobacco (2.9%)
Altria Group, Inc.	56,089	2,655,814
Philip Morris International, Inc.	52,672	4,136,332

		6,792,146

Total Consumer Staples		16,819,572

Energy (16.6%)
Energy Equipment & Services (0.5%)
Halliburton Co.	46,608	1,059,866

Oil, Gas & Consumable Fuels (16.1%)
BP plc (ADR)	106,013	4,420,742
Canadian Natural Resources Ltd.	82,522	2,225,079
Chevron Corp.	40,255	5,009,332
Devon Energy Corp.	114,184	3,256,528
Encana Corp.	350,444	1,797,778
Exxon Mobil Corp.	7,954	609,515
Hess Corp.	55,976	3,558,394
Marathon Oil Corp.	259,399	3,686,060
Noble Energy, Inc.	90,373	2,024,355
Occidental Petroleum Corp.	21,193	1,065,584
Royal Dutch Shell plc (ADR), Class A	80,677	5,249,652
Suncor Energy, Inc.	147,550	4,597,658

		37,500,677

Total Energy		38,560,543

Financials (28.7%)
Banks (18.0%)
Bank of America Corp.	369,542	10,716,718
Citigroup, Inc.	168,914	11,829,047
Citizens Financial Group, Inc.	77,009	2,723,038
Fifth Third Bancorp	106,720	2,977,488
JPMorgan Chase & Co.	70,953	7,932,545
PNC Financial Services Group, Inc. (The)	17,259	2,369,316
Wells Fargo & Co.	69,052	3,267,541

		41,815,693

Capital Markets (5.3%)
Bank of New York Mellon Corp. (The)	63,982	2,824,805
Goldman Sachs Group, Inc. (The)	12,620	2,582,052
Morgan Stanley	92,627	4,057,989
State Street Corp.	50,272	2,818,249

		12,283,095

Consumer Finance (0.8%)
Ally Financial, Inc.	58,024	1,798,164

Insurance (4.6%)
Allstate Corp. (The)	24,158	2,456,627
American International Group, Inc.	100,282	5,343,025
MetLife, Inc.	61,196	3,039,605

		10,839,257

Total Financials		66,736,209

Health Care (11.1%)
Biotechnology (1.1%)
Gilead Sciences, Inc.	39,334	2,657,405

Health Care Equipment & Supplies (0.8%)
Medtronic plc	18,089	1,761,688

Health Care Providers & Services (4.1%)
Anthem, Inc.	15,675	4,423,642
Cardinal Health, Inc.	36,163	1,703,277
CVS Health Corp.	30,196	1,645,380
McKesson Corp.	13,773	1,850,954

		9,623,253

Pharmaceuticals (5.1%)
Allergan plc	14,577	2,440,627
Bristol-Myers Squibb Co.	53,465	2,424,638
Mylan NV*	68,995	1,313,665
Novartis AG (ADR)	24,385	2,226,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pfizer, Inc.	5,387	$233,365
Sanofi (ADR)	74,373	3,218,119

		11,857,008

Total Health Care		25,899,354

Industrials (7.9%)
Aerospace & Defense (1.5%)
Arconic, Inc.	42,174	1,088,933
Textron, Inc.	44,665	2,369,031

		3,457,964

Building Products (2.1%)
Johnson Controls International plc	115,177	4,757,962

Electrical Equipment (2.4%)
Eaton Corp. plc	38,281	3,188,042
Emerson Electric Co.	36,737	2,451,093

		5,639,135

Industrial Conglomerates (0.5%)
General Electric Co.	109,280	1,147,440

Machinery (1.4%)
Caterpillar, Inc.	9,448	1,287,668
Ingersoll-Rand plc	15,708	1,989,732

		3,277,400

Total Industrials		18,279,901

Information Technology (7.9%)
Communications Equipment (2.1%)
Cisco Systems, Inc.	90,508	4,953,503

IT Services (1.0%)
Cognizant Technology Solutions Corp., Class A	36,168	2,292,689

Semiconductors & Semiconductor Equipment (3.0%)
Intel Corp.	72,764	3,483,213
QUALCOMM, Inc.	45,407	3,454,110

		6,937,323

Software (1.8%)
Microsoft Corp.	31,683	4,244,255

Total Information Technology		18,427,770

Materials (2.1%)
Chemicals (0.7%)
CF Industries Holdings, Inc.	37,432	1,748,449

Containers & Packaging (1.4%)
International Paper Co.	74,996	3,248,827

Total Materials		4,997,276

Utilities (0.9%)
Electric Utilities (0.4%)
PG&E Corp.*	43,007	985,720

Independent Power and Renewable Electricity Producers (0.5%)
Vistra Energy Corp.	47,742	1,080,879

Total Utilities		2,066,599

Total Common Stocks (93.2%) (Cost $177,928,857)		216,744,334

CLOSED END FUND:
Altaba, Inc.*	13,082	907,498

Total Closed End Fund (0.4%) (Cost $208,956)		907,498

SHORT-TERM INVESTMENT:
Investment Company (3.2%)
JPMorgan Prime Money Market Fund, IM Shares	7,564,077	7,567,103

Total Short-Term Investment (3.2%) (Cost $7,565,455)		7,567,103

Total Investments in Securities (96.8%) (Cost $185,703,268)		225,218,935
Other Assets Less Liabilities (3.2%)		7,430,773

Net Assets (100%)		$232,649,708

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— European Currency Unit
GBP	— British Pound
USD	— United States Dollar

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	143,715	USD	108,381	Goldman Sachs International	7/12/2019	1,389

Total unrealized appreciation						1,389

USD	3,467,220	CAD	4,666,425	Goldman Sachs International	7/12/2019	(97,034)
USD	7,101	CAD	9,558	Royal Bank of Canada	7/12/2019	(200)
USD	1,046,975	CHF	1,041,494	CIBC World Markets, Inc.	7/12/2019	(20,942)
USD	52,577	CHF	52,467	Royal Bank of Canada	7/12/2019	(1,221)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	205,540	EUR	181,216	Goldman Sachs International	7/12/2019	(696)
USD	4,982,582	EUR	4,434,440	Royal Bank of Canada	7/12/2019	(64,110)
USD	3,957,059	GBP	3,127,198	CIBC World Markets, Inc.	7/12/2019	(16,383)

Total unrealized depreciation						(200,586)

Net unrealized depreciation						(199,197)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Fund	$907,498	$—	$—	$907,498
Common Stocks
Communication Services	9,713,985	1,126,936	—	10,840,921
Consumer Discretionary	14,116,189	—	—	14,116,189
Consumer Staples	12,477,089	4,342,483	—	16,819,572
Energy	38,560,543	—	—	38,560,543
Financials	66,736,209	—	—	66,736,209
Health Care	25,899,354	—	—	25,899,354
Industrials	18,279,901	—	—	18,279,901
Information Technology	18,427,770	—	—	18,427,770
Materials	4,997,276	—	—	4,997,276
Utilities	2,066,599	—	—	2,066,599
Forward Currency Contracts	—	1,389	—	1,389
Short-Term Investment
Investment Company	7,567,103	—	—	7,567,103

Total Assets	$219,749,516	$5,470,808	$—	$225,220,324

Liabilities:
Forward Currency Contracts	$—	$(200,586)	$—	$(200,586)

Total Liabilities	$—	$(200,586)	$—	$(200,586)

Total	$219,749,516	$5,270,222	$—	$225,019,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,389

Total		$1,389

	Liability Derivatives
Foreign exchange contracts	Payables	$(200,586)

Total		$(200,586)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$204,438	$204,438

Total	$204,438	$204,438

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(164,113)	$(164,113)

Total	$(164,113)	$(164,113)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $13,741,000 during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Goldman Sachs International	$1,389	$(1,389)	$—	$—

Total	$1,389	$(1,389)	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
CIBC World Markets, Inc.	$37,325	$—	$—	$37,325
Goldman Sachs International	97,730	(1,389)	—	96,341
Royal Bank of Canada	65,531	—	—	65,531

Total	$200,586	$(1,389)	$—	$199,197

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,951,163
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$33,018,052

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,215,605
Aggregate gross unrealized depreciation	(14,901,164)

Net unrealized appreciation	$38,314,441

Federal income tax cost of investments in securities and derivative instruments, if applicable	$186,705,297

For the six months ended June 30, 2019 the Portfolio incurred approximately $645 as brokerage commissions with Invesco Capital Markets, Inc. and $1,199 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $185,703,268)	$225,218,935
Cash	6,545,085
Foreign cash (Cost $465)	463
Receivable for securities sold	1,284,126
Dividends, interest and other receivables	334,279
Receivable for Portfolio shares sold	65,212
Unrealized appreciation on forward foreign currency contracts	1,389
Other assets	2,535

Total assets	233,452,024

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	200,586
Payable for securities purchased	172,811
Payable for Portfolio shares redeemed	146,806
Investment management fees payable	111,822
Distribution fees payable – Class IB	30,027
Administrative fees payable	17,771
Distribution fees payable – Class IA	11,057
Accrued expenses	111,436

Total liabilities	802,316

NET ASSETS	$232,649,708

Net assets were comprised of:
Paid in capital	$181,991,109
Total distributable earnings (loss)	50,658,599

Net assets	$232,649,708

Class IA
Net asset value, offering and redemption price per share, $55,228,041 / 3,156,322 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.50

Class IB
Net asset value, offering and redemption price per share, $149,822,742 / 8,555,874 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.51

Class K
Net asset value, offering and redemption price per share, $27,598,925 / 1,579,282 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.48

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $30,119 foreign withholding tax)	$3,298,895
Interest	62,533

Total income	3,361,428

EXPENSES
Investment management fees	736,512
Distribution fees – Class IB	182,899
Administrative fees	108,479
Distribution fees – Class IA	66,408
Professional fees	24,228
Custodian fees	19,836
Printing and mailing expenses	16,339
Trustees’ fees	3,428
Miscellaneous	2,516

Gross expenses	1,160,645
Less: Waiver from investment manager	(60,704)

Net expenses	1,099,941

NET INVESTMENT INCOME (LOSS)	2,261,487

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	8,449,929
Forward foreign currency contracts	204,438
Foreign currency transactions	27,586

Net realized gain (loss)	8,681,953

Change in unrealized appreciation (depreciation) on:
Investments in securities	19,789,856
Forward foreign currency contracts	(164,113)
Foreign currency translations	986

Net change in unrealized appreciation (depreciation)	19,626,729

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,308,682

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,570,169

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,261,487	$3,430,290
Net realized gain (loss)	8,681,953	11,453,242
Net change in unrealized appreciation (depreciation)	19,626,729	(44,049,433)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,570,169	(29,165,901)

Distributions to shareholders:
Class IA	—	(3,081,152)
Class IB	—	(8,614,973)
Class K	—	(1,684,449)

Total distributions to shareholders	—	(13,380,574)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 258,358 and 834,740 shares, respectively ]	4,390,300	15,502,888
Capital shares issued in reinvestment of dividends and distributions [ 0 and 192,210 shares, respectively ]	—	3,081,152
Capital shares repurchased [ (247,406) and (383,733) shares, respectively ]	(4,183,248)	(7,075,813)

Total Class IA transactions	207,052	11,508,227

Class IB
Capital shares sold [ 287,958 and 561,159 shares, respectively ]	4,841,643	10,391,634
Capital shares issued in reinvestment of dividends and distributions [ 0 and 537,007 shares, respectively ]	—	8,614,973
Capital shares repurchased [ (491,730) and (915,632) shares, respectively ]	(8,354,406)	(16,956,705)

Total Class IB transactions	(3,512,763)	2,049,902

Class K
Capital shares sold [ 49,242 and 160,964 shares, respectively ]	837,523	3,000,741
Capital shares issued in reinvestment of dividends and distributions [ 0 and 105,355 shares, respectively ]	—	1,684,449
Capital shares repurchased [ (118,347) and (229,282) shares, respectively ]	(2,022,859)	(4,288,820)

Total Class K transactions	(1,185,336)	396,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,491,047)	13,954,499

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,079,122	(28,591,976)
NET ASSETS:
Beginning of period	206,570,586	235,162,562

End of period	$232,649,708	$206,570,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016		2015		2014
Net asset value, beginning of period	$15.24	$18.53	$15.82		$13.79		$15.05		$14.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.27	0.21		0.27	##	0.18		0.17
Net realized and unrealized gain (loss)	2.09	(2.51)	2.64		2.13		(1.12)		1.08

Total from investment operations	2.26	(2.24)	2.85		2.40		(0.94)		1.25

Less distributions:
Dividends from net investment income	—	(0.28)	(0.14)		(0.37)		(0.32)		(0.21)
Distributions from net realized gains	—	(0.77)	—		—		—		—

Total dividends and distributions	—	(1.05)	(0.14)		(0.37)		(0.32)		(0.21)

Net asset value, end of period	$17.50	$15.24	$18.53		$15.82		$13.79		$15.05

Total return (b)	14.83%	(12.40)%	18.01	%(cc)	17.37%		(6.19	)%(aa)	8.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$55,228	$47,930	$46,356		$40,192		$39,420		$42,002
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.00%		1.00%		1.00%		1.02%**
Before waivers (a)(f)	1.05%	1.04%	1.06%		1.07%		1.07%		1.09%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.97%	1.43%	1.27%		1.93	%(bb)	1.25%		1.14%
Before waivers (a)(f)	1.91%	1.39%	1.21%		1.86	%(bb)	1.18%		1.06%
Portfolio turnover rate (z)^	14%	18%	14%		18%		17%		16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016		2015		2014
Net asset value, beginning of period	$15.25	$18.54	$15.83		$13.80		$15.06		$14.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.26	0.21		0.27	##	0.18		0.17
Net realized and unrealized gain (loss)	2.09	(2.50)	2.64		2.13		(1.12)		1.08

Total from investment operations	2.26	(2.24)	2.85		2.40		(0.94)		1.25

Less distributions:
Dividends from net investment income	—	(0.28)	(0.14)		(0.37)		(0.32)		(0.21)
Distributions from net realized gains	—	(0.77)	—		—		—		—

Total dividends and distributions	—	(1.05)	(0.14)		(0.37)		(0.32)		(0.21)

Net asset value, end of period	$17.51	$15.25	$18.54		$15.83		$13.80		$15.06

Total return (b)	14.82%	(12.39)%	18.00	%(cc)	17.36%		(6.18	)%(aa)	8.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$149,823	$133,585	$159,018		$144,933		$136,196		$153,654
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.00%		1.00%		1.00%		1.02%**
Before waivers (a)(f)	1.05%	1.05%	1.06%		1.07%		1.07%		1.08%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.96%	1.42%	1.27%		1.93	%(bb)	1.24%		1.15%
Before waivers (a)(f)	1.91%	1.38%	1.21%		1.85	%(bb)	1.17%		1.09%
Portfolio turnover rate (z)^	14%	18%	14%		18%		17%		16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016		2015		2014
Net asset value, beginning of period	$15.20	$18.49	$15.78		$13.76		$15.02		$13.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.31	0.25		0.31	##	0.22		0.21
Net realized and unrealized gain (loss)	2.09	(2.50)	2.64		2.12		(1.12)		1.08

Total from investment operations	2.28	(2.19)	2.89		2.43		(0.90)		1.29

Less distributions:
Dividends from net investment income	—	(0.33)	(0.18)		(0.41)		(0.36)		(0.25)
Distributions from net realized gains	—	(0.77)	—		—		—		—

Total dividends and distributions	—	(1.10)	(0.18)		(0.41)		(0.36)		(0.25)

Net asset value, end of period	$17.48	$15.20	$18.49		$15.78		$13.76		$15.02

Total return (b)	15.00%	(12.19)%	18.33	%(cc)	17.63%		(5.96	)%(aa)	9.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,599	$25,056	$29,789		$30,642		$28,260		$34,851
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.75%	0.75%		0.75%		0.75%		0.77%**
Before waivers (a)(f)	0.80%	0.80%	0.81%		0.82%		0.82%		0.83%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.21%	1.67%	1.52%		2.18	%(bb)	1.50%		1.40%
Before waivers (a)(f)	2.16%	1.63%	1.46%		2.11	%(bb)	1.43%		1.34%
Portfolio turnover rate (z)^	14%	18%	14%		18%		17%		16%
**	Includes Shareholder, Audit and Legal Expenses relating to the merger of 0.02%.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23, $0.23 and $0.27 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (6.39)% for Class IA, (6.39)% for Class IB and (6.16)% for Class K.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.29% lower.
(cc)	Includes a litigation payment. Without this payment, the total return would have been 17.57% for Class IA, 17.55% for Class IB and 17.88% for Class K.

See Notes to Financial Statements.

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Real Estate	$214,259,818	96.6%
Consumer Discretionary	1,940,501	0.9
Information Technology	585,284	0.3
Financials	0	0.0 #
Cash and Other	4,924,170	2.2

		100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,155.08	$6.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.02	5.83

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.16%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.3%)
Dexus (REIT)	150,008	$1,366,964
Goodman Group (REIT)	307,145	3,240,936
GPT Group (The) (REIT)	208,679	900,994
Mirvac Group (REIT)	688,330	1,512,548
Scentre Group (REIT)	945,785	2,549,715

		9,571,157

Brazil (0.6%)
BR Malls Participacoes SA	133,800	501,060
BR Properties SA*	70,500	181,760
Cyrela Brazil Realty SA Empreendimentos e Participacoes	42,800	230,833
Multiplan Empreendimentos Imobiliarios SA*	51,800	374,341

		1,287,994

Canada (2.1%)
Allied Properties REIT (REIT)	39,228	1,418,984
Canadian Apartment Properties REIT (REIT)	16,797	620,292
H&R REIT (REIT)	31,219	544,494
Killam Apartment REIT (REIT)	78,129	1,121,029
RioCan REIT (REIT)	976	19,370
SmartCentres REIT (REIT)	33,895	859,572

		4,583,741

Chile (0.1%)
Parque Arauco SA	74,580	207,013

China (5.4%)
Agile Group Holdings Ltd.	228,000	305,296
China Aoyuan Group Ltd.	165,000	231,921
China Evergrande Group	309,000	866,278
China Jinmao Holdings Group Ltd.	714,000	434,156
China Overseas Land & Investment Ltd.	516,000	1,902,377
China Resources Land Ltd.	304,000	1,338,710
China SCE Group Holdings Ltd.	198,000	95,303
China Vanke Co. Ltd., Class H	302,000	1,132,737
CIFI Holdings Group Co. Ltd.	578,000	381,057
Country Garden Holdings Co. Ltd.	901,000	1,370,237
Guangzhou R&F Properties Co. Ltd., Class H	168,800	324,561
Jiayuan International Group Ltd.	140,000	61,651
KWG Group Holdings Ltd.*	217,500	220,794
Logan Property Holdings Co. Ltd.	218,000	352,743
Ronshine China Holdings Ltd. (m)*	150,000	184,915
Shimao Property Holdings Ltd.	188,000	572,782
Sino-Ocean Group Holding Ltd.	288,500	122,614
SOHO China Ltd.	282,000	99,635
Sunac China Holdings Ltd.	289,000	1,420,638
Times China Holdings Ltd.	96,000	192,204
Yuexiu Property Co. Ltd.	466,000	105,588
Yuzhou Properties Co. Ltd.	368,000	172,889

		11,889,086

France (1.9%)
Icade (REIT)	11,690	1,071,391
Klepierre SA (REIT)	22,020	738,148
Unibail-Rodamco-Westfield (REIT)	15,958	2,390,715

		4,200,254

Germany (4.6%)
Aroundtown SA	200,391	1,651,107
Deutsche Wohnen SE	47,814	1,754,497
Grand City Properties SA	77,302	1,766,792
LEG Immobilien AG	12,696	1,432,113
Vonovia SE	77,001	3,677,429

		10,281,938

Hong Kong (7.5%)
CK Asset Holdings Ltd.	188,500	1,475,578
Hang Lung Properties Ltd.	603,000	1,434,226
Hongkong Land Holdings Ltd.	187,600	1,208,144
K Wah International Holdings Ltd.	156,000	91,063
Kerry Properties Ltd.	36,000	151,158
Link REIT (REIT)	367,000	4,510,158
New World Development Co. Ltd.	1,545,000	2,416,875
Sino Land Co. Ltd.	894,000	1,499,213
Sun Hung Kai Properties Ltd.	101,500	1,721,616
Swire Properties Ltd.	179,000	722,948
Wharf Real Estate Investment Co. Ltd.	176,000	1,240,293
Yuexiu REIT (REIT)	188,000	128,515

		16,599,787

Indonesia (0.3%)
Bumi Serpong Damai Tbk. PT*	2,127,400	231,149
Ciputra Development Tbk. PT*	696,500	56,696
Pakuwon Jati Tbk. PT	2,945,000	152,175
Summarecon Agung Tbk. PT*	1,548,600	133,732

		573,752

Ireland (0.3%)
Green REIT plc (REIT)	314,636	647,568

Japan (10.3%)
Advance Residence Investment Corp. (REIT)	195	579,673
Comforia Residential REIT, Inc. (REIT)	294	843,973
Daiwa Office Investment Corp. (REIT)	100	716,969
Invincible Investment Corp. (REIT)	1,266	655,222
Japan Hotel REIT Investment Corp. (REIT)	1,398	1,125,506
Japan Real Estate Investment Corp. (REIT)	132	803,154
Japan Rental Housing Investments, Inc. (REIT)	621	482,677
Japan Retail Fund Investment Corp. (REIT)	594	1,201,057
Kenedix Office Investment Corp. (REIT)	81	579,242
Kenedix Retail REIT Corp. (REIT)	159	390,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Estate Co. Ltd.	149,380	$2,777,971
Mitsui Fudosan Co. Ltd.	119,942	2,906,353
Mitsui Fudosan Logistics Park, Inc. (REIT)	207	703,664
Mori Hills REIT Investment Corp. (REIT)	379	536,432
Nippon Prologis REIT, Inc. (REIT)	755	1,742,981
Nomura Real Estate Master Fund, Inc. (REIT)	500	768,446
Orix JREIT, Inc. (REIT)	737	1,343,915
Premier Investment Corp. (REIT)	383	503,728
Sekisui House Reit, Inc. (REIT)	1,115	833,548
Sumitomo Realty & Development Co. Ltd.	52,111	1,859,882
Tokyo Tatemono Co. Ltd.	49,218	546,435
Tokyu Fudosan Holdings Corp.	116,300	641,826
Tokyu REIT, Inc. (REIT)	197	342,053

		22,885,073

Malaysia (0.3%)
IOI Properties Group Bhd.	474,400	158,420
KLCCP Stapled Group (REIT)	187,500	352,541
Sime Darby Property Bhd.	623,300	155,354

		666,315

Malta (0.0%)
BGP Holdings plc (r)*	1,697,163	—

Mexico (0.5%)
Fibra Uno Administracion SA de CV (REIT)	410,700	543,927
Macquarie Mexico Real Estate Management SA de CV (REIT) (m)	269,200	305,613
PLA Administradora Industrial S de RL de CV (REIT)	142,200	222,482

		1,072,022

Netherlands (0.3%)
InterXion Holding NV*	7,692	585,284

Philippines (0.9%)
Ayala Land, Inc.	1,029,680	1,020,938
Megaworld Corp.*	388,600	46,266
Robinsons Land Corp.	299,100	153,826
SM Prime Holdings, Inc.	1,057,800	765,968

		1,986,998

Singapore (2.4%)
Ascendas India Trust	377,300	379,252
Ascendas REIT (REIT)	386,800	891,955
CapitaLand Commercial Trust (REIT)	285,600	458,058
CapitaLand Ltd.	425,500	1,110,137
CapitaLand Mall Trust (REIT)	393,800	765,480
CapitaLand Retail China Trust (REIT)	106,900	123,255
City Developments Ltd.	87,000	608,936
Mapletree Logistics Trust (REIT)	519,800	610,851
Mapletree North Asia Commercial Trust (REIT) (m)	216,300	233,406
Yanlord Land Group Ltd.	95,000	90,576

		5,271,906

South Africa (0.8%)
Growthpoint Properties Ltd. (REIT)	464,143	800,099
Hyprop Investments Ltd. (REIT)	51,937	257,639
Redefine Properties Ltd. (REIT)	791,540	508,024
SA Corporate Real Estate Ltd. (REIT)	1,082,202	239,721

		1,805,483

Spain (0.8%)
Inmobiliaria Colonial SOCIMI SA (REIT)	55,734	620,759
Merlin Properties SOCIMI SA (REIT)	88,232	1,224,009

		1,844,768

Sweden (1.7%)
Fabege AB	83,104	1,250,657
Hufvudstaden AB, Class A	73,218	1,244,985
Wihlborgs Fastigheter AB	83,657	1,212,583

		3,708,225

Switzerland (0.6%)
Swiss Prime Site AG (Registered)*	14,992	1,309,228

Thailand (0.6%)
AP Thailand PCL	666,800	170,682
Central Pattana PCL	440,700	1,077,770
Origin Property PCL, Class F	92,400	23,200
Supalai PCL	234,200	179,463

		1,451,115

Turkey (0.0%)
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (REIT)	292,105	57,003

United Arab Emirates (0.1%)
Emaar Development PJSC	129,155	140,999
Emaar Malls PJSC	244,260	134,993

		275,992

United Kingdom (3.9%)
Assura plc (REIT)	1,024,744	830,276
Big Yellow Group plc (REIT)	51,870	651,806
British Land Co. plc (The) (REIT)	49,053	335,396
Derwent London plc (REIT)	23,006	910,385
Grainger plc	197,608	616,339
Land Securities Group plc (REIT)	138,641	1,466,991
Segro plc (REIT)	185,225	1,717,624
Tritax Big Box REIT plc (REIT)	576,770	1,130,200
UNITE Group plc (The) (REIT)	33,732	417,456
Workspace Group plc (REIT)	49,381	548,098

		8,624,571

United States (47.5%)
Agree Realty Corp. (REIT)	29,513	1,890,308
Alexandria Real Estate Equities, Inc. (REIT)	23,406	3,302,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
American Assets Trust, Inc. (REIT)	18,044	$850,233
American Homes 4 Rent (REIT), Class A	86,256	2,096,883
Americold Realty Trust (REIT)	34,621	1,122,413
AvalonBay Communities, Inc. (REIT)	27,617	5,611,222
Boston Properties, Inc. (REIT)	32,982	4,254,678
CareTrust REIT, Inc. (REIT)	30,095	715,659
Corporate Office Properties Trust (REIT)	39,699	1,046,863
Crown Castle International Corp. (REIT)	14,596	1,902,589
CyrusOne, Inc. (REIT)	14,473	835,381
Digital Realty Trust, Inc. (REIT)	20,117	2,369,581
EastGroup Properties, Inc. (REIT)	6,368	738,561
Empire State Realty Trust, Inc. (REIT), Class A	51,406	761,323
EPR Properties (REIT)	13,552	1,010,844
Equity LifeStyle Properties, Inc. (REIT)	13,434	1,630,082
Equity Residential (REIT)	42,251	3,207,696
Essential Properties Realty Trust, Inc. (REIT)	33,751	676,370
Essex Property Trust, Inc. (REIT)	8,192	2,391,491
Extra Space Storage, Inc. (REIT)	7,440	789,384
Federal Realty Investment Trust (REIT)	13,437	1,730,148
Four Corners Property Trust, Inc. (REIT)	18,143	495,848
Gaming and Leisure Properties, Inc. (REIT)	10,561	411,668
HCP, Inc. (REIT)	81,129	2,594,505
Healthcare Realty Trust, Inc. (REIT)	94,307	2,953,695
Highwoods Properties, Inc. (REIT)	6,677	275,760
Hilton Worldwide Holdings, Inc.	17,492	1,709,668
Hudson Pacific Properties, Inc. (REIT)	93,718	3,117,998
Invitation Homes, Inc. (REIT)	108,816	2,908,652
Liberty Property Trust (REIT)	31,856	1,594,074
Macerich Co. (The) (REIT)	40,789	1,366,024
Mid-America Apartment Communities, Inc. (REIT)	32,927	3,877,483
National Retail Properties, Inc. (REIT)	33,269	1,763,590
Omega Healthcare Investors, Inc. (REIT)	13,422	493,258
Park Hotels & Resorts, Inc. (REIT)	64,862	1,787,597
Pebblebrook Hotel Trust (REIT)	62,482	1,760,743
Prologis, Inc. (REIT)	80,973	6,485,937
Public Storage (REIT)	16,658	3,967,436
QTS Realty Trust, Inc. (REIT), Class A	28,009	1,293,456
Realty Income Corp. (REIT)	30,419	2,097,998
Regency Centers Corp. (REIT)	13,105	874,628
Retail Opportunity Investments Corp. (REIT)	137,792	2,360,377
Rexford Industrial Realty, Inc. (REIT)	26,766	1,080,543
RLJ Lodging Trust (REIT)	41,292	732,520
Simon Property Group, Inc. (REIT)	29,736	4,750,623
SL Green Realty Corp. (REIT)	1,484	119,269
STAG Industrial, Inc. (REIT)	42,178	1,275,463
Sun Communities, Inc. (REIT)	18,868	2,418,689
Sunstone Hotel Investors, Inc. (REIT)	49,486	678,453
Terreno Realty Corp. (REIT)	19,567	959,566
Ventas, Inc. (REIT)	61,159	4,180,218
VICI Properties, Inc. (REIT)	91,180	2,009,607
Vornado Realty Trust (REIT)	14,334	918,809
Weingarten Realty Investors (REIT)	13,317	365,152
Welltower, Inc. (REIT)	34,171	2,785,962

		105,399,330

Total Investments in Securities (97.8%) (Cost $197,595,705)		216,785,603
Other Assets Less Liabilities (2.2%)		4,924,170

Net Assets (100%)		$221,709,773

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $723,934 or 0.3% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

CAD	— Canadian Dollar
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Real Estate	$ 214,259,818	96.6%
Consumer Discretionary	1,940,501	0.9
Information Technology	585,284	0.3
Financials	0	0.0 #
Cash and Other	4,924,170	2.2

		100.0%

#	Less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	52,021	USD	39,714	State Street Bank & Trust	7/3/2019	10
JPY	93,091	USD	864	Goldman Sachs International	7/3/2019	—

Total unrealized appreciation						10

HKD	395,922	USD	50,700	JPMorgan Chase Bank	7/3/2019	(17)

Total unrealized depreciation						(17)

Net unrealized depreciation						(7)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$9,571,157	$—		$9,571,157
Brazil	1,287,994	—	—		1,287,994
Canada	4,583,741	—	—		4,583,741
Chile	207,013	—	—		207,013
China	—	11,889,086	—		11,889,086
France	—	4,200,254	—		4,200,254
Germany	—	10,281,938	—		10,281,938
Hong Kong	—	16,599,787	—		16,599,787
Indonesia	—	573,752	—		573,752
Ireland	—	647,568	—		647,568
Japan	—	22,885,073	—		22,885,073
Malaysia	—	666,315	—		666,315
Malta	—	—	—	(a)	—	(a)
Mexico	1,072,022	—	—		1,072,022
Netherlands	585,284	—	—		585,284
Philippines	—	1,986,998	—		1,986,998
Singapore	—	5,271,906	—		5,271,906
South Africa	—	1,805,483	—		1,805,483
Spain	—	1,844,768	—		1,844,768
Sweden	—	3,708,225	—		3,708,225
Switzerland	—	1,309,228	—		1,309,228
Thailand	—	1,451,115	—		1,451,115
Turkey	—	57,003	—		57,003
United Arab Emirates	—	275,992	—		275,992
United Kingdom	—	8,624,571	—		8,624,571
United States	105,399,330	—	—		105,399,330
Forward Currency Contracts	—	10	—		10

Total Assets	$113,135,384	$103,650,229	$—		$216,785,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(17)	$—	$(17)

Total Liabilities	$—	$(17)	$—	$(17)

Total	$113,135,384	$103,650,212	$—	$216,785,596

(a) Value is zero.

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$10

Total		$10

	Liability Derivatives
Foreign exchange contracts	Payables	$(17)

Total		$(17)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(7,917)	$(7,917)

Total	$(7,917)	$(7,917)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$668	$668

Total	$668	$668

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $152,000 for five months during the six months ended June 30, 2019.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
State Street Bank & Trust	$10	$—	$—	$10

Total	$10	$—	$—	$10

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$17	$—	$—	$17

Total	$17	$—	$—	$17

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$51,974,475
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,629,914

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,084,672
Aggregate gross unrealized depreciation	(4,573,314)

Net unrealized appreciation	$18,511,358

Federal income tax cost of investments in securities and derivative instruments, if applicable	$198,274,238

For the six months ended June 30, 2019, the Portfolio incurred approximately $160 as brokerage commissions with Sanford C. Bernstein

& Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $197,595,705)	$216,785,603
Cash	3,643,103
Foreign cash (Cost $307,290)	308,670
Receivable for securities sold	1,377,655
Dividends, interest and other receivables	1,199,770
Receivable for Portfolio shares sold	94,973
Deferred offering cost	12,268
Unrealized appreciation on forward foreign currency contracts	10
Other assets	2,598

Total assets	223,424,650

LIABILITIES
Payable for securities purchased	1,449,004
Investment management fees payable	133,875
Payable for Portfolio shares redeemed	61,528
Distribution fees payable – Class IB	45,536
Administrative fees payable	17,352
Unrealized depreciation on forward foreign currency contracts	17
Accrued expenses	7,565

Total liabilities	1,714,877

NET ASSETS	$221,709,773

Net assets were comprised of:
Paid in capital	$194,896,881
Total distributable earnings (loss)	26,812,892

Net assets	$221,709,773

Class IB
Net asset value, offering and redemption price per share, $221,709,773 / 12,832,620 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.28

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $178,736 foreign withholding tax)	$4,064,719
Interest	23,605

Total income	4,088,324

EXPENSES
Investment management fees	790,352
Distribution fees – Class IB	268,826
Administrative fees	102,945
Custodian fees	29,353
Professional fees	21,910
Offering costs	19,653
Printing and mailing expenses	13,304
Trustees’ fees	3,198
Recoupment fees	2,595
Miscellaneous	1,403

Total expenses	1,253,539

NET INVESTMENT INCOME (LOSS)	2,834,785

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,545,858
Forward foreign currency contracts	(7,917)
Foreign currency transactions	7,146

Net realized gain (loss)	4,545,087

Change in unrealized appreciation (depreciation) on:
Investments in securities	22,884,867
Forward foreign currency contracts	668
Foreign currency translations	2,849

Net change in unrealized appreciation (depreciation)	22,888,384

NET REALIZED AND UNREALIZED GAIN (LOSS)	27,433,471

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,268,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,834,785	$877,434
Net realized gain (loss)	4,545,087	370,706
Net change in unrealized appreciation (depreciation)	22,888,384	(3,693,051)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,268,256	(2,444,911)

Distributions to shareholders:
Class IB	—	(1,116,519)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 537,680 and 544,630 shares, respectively ]	9,013,892	8,325,777
Capital shares sold in-kind (Note 8) [ 0 and 12,842,495 shares, respectively ]	—	195,591,198
Capital shares issued in reinvestment of dividends [ 0 and 71,326 shares, respectively ]	—	1,116,519
Capital shares repurchased [ (830,982) and (332,529) shares, respectively ]	(13,921,267)	(5,123,172)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,907,375)	199,910,322

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,360,881	196,348,892
NET ASSETS:
Beginning of period	196,348,892	—

End of period	$221,709,773	$196,348,892

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$14.96		$15.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.07
Net realized and unrealized gain (loss)	2.10		(0.25)

Total from investment operations	2.32		(0.18)

Less distributions:
Dividends from net investment income	—		(0.09)

Net asset value, end of period	$17.28		$14.96

Total return (b)	15.51%		(1.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$221,710		$196,349
Ratio of expenses to average net assets:
After waivers (a)(f)	1.16	%(j)	1.28	%**(k)
Before waivers (a)(f)	1.16%		1.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.63%		2.23	%(l)
Before waivers (a)(f)	2.63%		2.23	%(l)
Portfolio turnover rate (z)^	24%		8%
*	Commencement of Operations.
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.28% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$35,856,671	19.4%
Industrials	31,463,367	17.1
Consumer Staples	30,673,393	16.6
Information Technology	29,542,403	16.0
Consumer Discretionary	17,898,943	9.7
Health Care	10,026,293	5.4
Energy	8,797,148	4.8
Communication Services	7,402,538	4.0
Materials	5,660,469	3.1
Investment Company	1,302,236	0.7
Cash and Other	5,880,106	3.2

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,196.50	$6.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.95	5.90

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.18%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (1.9%)
Brambles Ltd.	217,910	$1,970,430
CSL Ltd.	9,676	1,460,503

		3,430,933

Brazil (4.5%)
Ambev SA (ADR)*	567,935	2,652,256
B3 SA – Brasil Bolsa Balcao*	302,348	2,955,018
Banco Bradesco SA (ADR)	281,889	2,768,150

		8,375,424

Canada (9.6%)
Canadian National Railway Co.	36,176	3,348,120
CGI, Inc.*	92,686	7,125,827
Nutrien Ltd.	49,983	2,673,673
PrairieSky Royalty Ltd.	167,586	2,354,689
Suncor Energy, Inc.	70,023	2,184,292

		17,686,601

China (6.9%)
Alibaba Group Holding Ltd. (ADR)*	16,733	2,835,407
Kweichow Moutai Co. Ltd., Class A	14,196	2,033,817
New Oriental Education & Technology Group, Inc. (ADR)*	21,424	2,069,130
Wuliangye Yibin Co. Ltd., Class A	141,800	2,435,146
Yum China Holdings, Inc.	74,352	3,435,062

		12,808,562

Denmark (1.6%)
Carlsberg A/S, Class B	21,905	2,903,915

France (8.6%)
Bureau Veritas SA	114,600	2,830,369
EssilorLuxottica SA	12,023	1,568,788
Pernod Ricard SA	10,981	2,023,436
Schneider Electric SE	35,336	3,204,802
Vinci SA	33,977	3,479,490
Vivendi SA	102,893	2,832,561

		15,939,446

Germany (8.3%)
Allianz SE (Registered)	19,345	4,663,406
Beiersdorf AG	9,112	1,093,630
Deutsche Boerse AG	30,866	4,366,157
GEA Group AG	19,716	560,477
SAP SE	33,847	4,647,741

		15,331,411

Italy (2.5%)
FinecoBank Banca Fineco SpA	201,046	2,242,658
Mediobanca Banca di Credito Finanziario SpA	226,900	2,339,100

		4,581,758

Japan (8.4%)
Asahi Group Holdings Ltd.	73,400	3,298,456
FANUC Corp.	18,100	3,345,852
Hoya Corp.	48,800	3,735,985

Kao Corp.	16,300	1,241,228
Keyence Corp.	4,300	2,637,471
Komatsu Ltd.	49,700	1,198,534

		15,457,526

Macau (1.6%)
Galaxy Entertainment Group Ltd.	433,000	2,918,373

Mexico (1.9%)
Fomento Economico Mexicano SAB de CV (ADR)	36,442	3,525,764

Netherlands (5.1%)
ING Groep NV	236,091	2,737,209
Royal Dutch Shell plc, Class B	52,858	1,732,548
Wolters Kluwer NV	67,127	4,886,653

		9,356,410

Singapore (2.0%)
United Overseas Bank Ltd.	194,634	3,758,896

South Korea (2.5%)
NAVER Corp.	12,701	1,253,985
Samsung Electronics Co. Ltd.	82,983	3,377,821

		4,631,806

Spain (1.5%)
Amadeus IT Group SA	35,103	2,780,522

Sweden (2.8%)
Investor AB, Class B	107,878	5,182,382

Switzerland (6.3%)
Alcon, Inc.*	24,252	1,497,552
Cie Financiere Richemont SA (Registered)	26,237	2,226,463
Julius Baer Group Ltd.*	36,870	1,641,436
Kuehne + Nagel International AG (Registered)	13,501	2,003,990
Novartis AG (Registered)	36,468	3,332,253
UBS Group AG (Registered)*	72,100	856,751

		11,558,445

Taiwan (2.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	103,029	4,035,646

Thailand (0.5%)
Kasikornbank PCL (NVDR)	155,200	959,009

Turkey (0.7%)
Akbank T.A.S.*	1,180,665	1,386,499

United Kingdom (11.9%)
Amcor plc	262,779	2,986,796
British American Tobacco plc	91,601	3,197,875
Compass Group plc	118,750	2,845,720
Informa plc	312,709	3,315,992
Reckitt Benckiser Group plc	30,617	2,416,131
RELX plc	191,122	4,634,650
TechnipFMC plc	98,279	2,525,619

		21,922,783

United States (4.8%)
Broadcom, Inc.	17,152	4,937,375
Philip Morris International, Inc.	49,048	3,851,739

		8,789,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Total Common Stocks (96.1%) (Cost $158,727,903)		$177,321,225

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,301,716	1,302,236

Total Short-Term Investment (0.7%) (Cost $1,302,106)		1,302,236

Total Investments in Securities (96.8%) (Cost $160,030,009)		178,623,461
Other Assets Less Liabilities (3.2%)		5,880,106

Net Assets (100%)		$184,503,567

*	Non-income producing.

Glossary:

ADR	—	American Depositary Receipt
NVDR	—	Non-voting Depository Receipt

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$35,856,671	19.4%
Industrials	31,463,367	17.1
Consumer Staples	30,673,393	16.6
Information Technology	29,542,403	16.0
Consumer Discretionary	17,898,943	9.7
Health Care	10,026,293	5.4
Energy	8,797,148	4.8
Communication Services	7,402,538	4.0
Materials	5,660,469	3.1
Investment Company	1,302,236	0.7
Cash and Other	5,880,106	3.2

		100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$3,430,933	$—	$3,430,933
Brazil	8,375,424	—	—	8,375,424
Canada	17,686,601	—	—	17,686,601
China	8,339,599	4,468,963	—	12,808,562
Denmark	—	2,903,915	—	2,903,915
France	—	15,939,446	—	15,939,446
Germany	—	15,331,411	—	15,331,411
Italy	—	4,581,758	—	4,581,758
Japan	—	15,457,526	—	15,457,526
Macau	—	2,918,373	—	2,918,373
Mexico	3,525,764	—	—	3,525,764
Netherlands	—	9,356,410	—	9,356,410
Singapore	—	3,758,896	—	3,758,896
South Korea	—	4,631,806	—	4,631,806
Spain	—	2,780,522	—	2,780,522
Sweden	—	5,182,382	—	5,182,382
Switzerland	—	11,558,445	—	11,558,445
Taiwan	4,035,646	—	—	4,035,646
Thailand	—	959,009	—	959,009
Turkey	—	1,386,499	—	1,386,499
United Kingdom	—	21,922,783	—	21,922,783
United States	8,789,114	—	—	8,789,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investment
Investment Company	$1,302,236	$—	$—	$1,302,236

Total Assets	$52,054,384	$126,569,077	$—	$178,623,461

Total Liabilities	$—	$—	$—	$—

Total	$52,054,384	$126,569,077	$—	$178,623,461

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$12,117	$12,117

Total	$12,117	$12,117

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(2,923)	$(2,923)

Total	$(2,923)	$(2,923)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $240,000 for two months during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,677,502
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$38,066,122

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,210,594
Aggregate gross unrealized depreciation	(2,698,598)

Net unrealized appreciation	$18,511,996

Federal income tax cost of investments in securities and derivative instruments, if applicable	$160,111,465

For the six months ended June 30, 2019, the Portfolio incurred approximately $3,310 as brokerage commissions with Sanford C.

Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $160,030,009)	$178,623,461
Cash	5,300,000
Foreign cash (Cost $378,193)	378,247
Receivable for securities sold	1,903,483
Dividends, interest and other receivables	502,277
Receivable for Portfolio shares sold	152,849
Deferred offering cost	10,381
Other assets	2,196

Total assets	186,872,894

LIABILITIES
Payable for securities purchased	2,163,453
Investment management fees payable	110,945
Distribution fees payable – Class IB	36,774
Payable for Portfolio shares redeemed	26,683
Administrative fees payable	14,013
Accrued expenses	17,459

Total liabilities	2,369,327

NET ASSETS	$184,503,567

Net assets were comprised of:
Paid in capital	$162,391,473
Total distributable earnings (loss)	22,112,094

Net assets	$184,503,567

Class IB
Net asset value, offering and redemption price per share, $184,503,567 / 4,734,826 shares outstanding (unlimited amount authorized: $0.01 par value)	$38.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $281,541 foreign withholding tax)	$2,755,264
Interest	47,815

Total income	2,803,079

EXPENSES
Investment management fees	619,297
Distribution fees – Class IB	218,061
Administrative fees	83,504
Recoupment fees	25,260
Custodian fees	24,123
Professional fees	22,411
Offering costs	16,628
Printing and mailing expenses	14,537
Trustees’ fees	2,590
Tax expense	256
Miscellaneous	1,594

Total expenses	1,028,261

NET INVESTMENT INCOME (LOSS)	1,774,818

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,114,187
Forward foreign currency contracts	12,117
Foreign currency transactions	(23,015)

Net realized gain (loss)	2,103,289

Change in unrealized appreciation (depreciation) on:
Investments in securities	27,068,380
Forward foreign currency contracts	(2,923)
Foreign currency translations	4,121

Net change in unrealized appreciation (depreciation)	27,069,578

NET REALIZED AND UNREALIZED GAIN (LOSS)	29,172,867

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,947,685

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,774,818	$295,639
Net realized gain (loss)	2,103,289	(390,308)
Net change in unrealized appreciation (depreciation)	27,069,578	(8,474,455)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,947,685	(8,569,124)

Distributions to shareholders:
Class IB	—	(353,196)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 228,272 and 757,759 shares, respectively ]	8,291,223	25,938,898
Capital shares sold in-kind (Note 8) [ 0 and 4,319,306 shares, respectively ]	—	148,497,729
Capital shares issued in reinvestment of dividends [ 0 and 10,543 shares, respectively ]	—	353,196
Capital shares repurchased [ (437,978) and (143,076) shares, respectively ]	(15,787,140)	(4,815,704)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,495,917)	169,974,119

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,451,768	161,051,799
NET ASSETS:
Beginning of period	161,051,799	—

End of period	$184,503,567	$161,051,799

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$32.57		$34.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.37	##	0.06
Net realized and unrealized gain (loss)	6.03		(1.80)

Total from investment operations	6.40		(1.74)

Less distributions:
Dividends from net investment income	—		(0.07)

Net asset value, end of period	$38.97		$32.57

Total return (b)	19.65%		(5.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$184,504		$161,052
Ratio of expenses to average net assets:
After waivers (a)(f)	1.18	%(j)	1.18	%(j)
Before waivers (a)(f)	1.18%		1.20%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.03	%(aa)	0.92	%(l)
Before waivers (a)(f)	2.03	%(aa)	0.90	%(l)
Portfolio turnover rate (z)^	18%		9%
*	Commencement of Operations.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.22 for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.84% lower.

See Notes to Financial Statements.

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
U.S. Treasury Obligations	49.6%
Investment Company	16.6
Information Technology	6.3
Health Care	4.1
Financials	3.8
Consumer Discretionary	3.0
Communication Services	3.0
Industrials	2.7
Consumer Staples	2.1
Energy	1.4
Utilities	0.9
Real Estate	0.9
Materials	0.8
Exchange Traded Funds	0.2
Cash and Other	4.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,094.03	$6.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.98	5.87

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.17%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	24,315	$814,796
CenturyLink, Inc.	3,164	37,208
Verizon Communications, Inc.	13,770	786,680

		1,638,684

Entertainment (0.6%)
Activision Blizzard, Inc.	2,523	119,086
Electronic Arts, Inc.*	1,021	103,387
Netflix, Inc.*	1,448	531,879
Take-Two Interactive Software, Inc.*	387	43,936
Viacom, Inc., Class B	1,297	38,741
Walt Disney Co. (The)	6,627	925,394

		1,762,423

Interactive Media & Services (1.3%)
Alphabet, Inc., Class A*	1,000	1,082,800
Alphabet, Inc., Class C*	1,011	1,092,800
Facebook, Inc., Class A*	8,010	1,545,930
TripAdvisor, Inc.*	409	18,933
Twitter, Inc.*	2,172	75,803

		3,816,266

Media (0.5%)
CBS Corp. (Non-Voting), Class B	1,204	60,080
Charter Communications, Inc., Class A*	620	245,012
Comcast Corp., Class A	16,734	707,514
Discovery, Inc., Class A*	559	17,161
Discovery, Inc., Class C*	1,208	34,368
DISH Network Corp., Class A*	670	25,735
Fox Corp., Class A	1,168	42,795
Fox Corp., Class B	481	17,571
Interpublic Group of Cos., Inc. (The)	1,365	30,835
News Corp., Class A	1,513	20,410
News Corp., Class B	502	7,008
Omnicom Group, Inc.	814	66,707

		1,275,196

Total Communication Services		8,492,569

Consumer Discretionary (3.0%)
Auto Components (0.0%)
Aptiv plc	910	73,555
BorgWarner, Inc.	706	29,638

		103,193

Automobiles (0.1%)
Ford Motor Co.	13,387	136,949
General Motors Co.	4,175	160,863
Harley-Davidson, Inc.	556	19,921

		317,733

Distributors (0.0%)
Genuine Parts Co.	516	53,447
LKQ Corp.*	964	25,652

		79,099

Diversified Consumer Services (0.0%)
H&R Block, Inc.	663	19,426

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	1,358	63,215
Chipotle Mexican Grill, Inc.*	86	63,028
Darden Restaurants, Inc.	427	51,979
Hilton Worldwide Holdings, Inc.	968	94,612
Marriott International, Inc., Class A	978	137,204
McDonald’s Corp.	2,638	547,807
MGM Resorts International	1,612	46,055
Norwegian Cruise Line Holdings Ltd.*	663	35,557
Royal Caribbean Cruises Ltd.	602	72,968
Starbucks Corp.	4,609	386,372
Wynn Resorts Ltd.	305	37,817
Yum! Brands, Inc.	1,100	121,737

		1,658,351

Household Durables (0.1%)
DR Horton, Inc.	1,132	48,823
Garmin Ltd.	387	30,883
Leggett & Platt, Inc.	516	19,799
Lennar Corp., Class A	878	42,548
Mohawk Industries, Inc.*	212	31,264
Newell Brands, Inc.	1,702	26,245
PulteGroup, Inc.	799	25,264
Whirlpool Corp.	212	30,180

		255,006

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	1,390	2,632,146
Booking Holdings, Inc.*	165	309,327
eBay, Inc.	3,121	123,280
Expedia Group, Inc.	438	58,267

		3,123,020

Leisure Products (0.0%)
Hasbro, Inc.	409	43,223

Multiline Retail (0.2%)
Dollar General Corp.	875	118,265
Dollar Tree, Inc.*	824	88,489
Kohl’s Corp.	552	26,248
Macy’s, Inc.	1,054	22,619
Nordstrom, Inc.	438	13,955
Target Corp.	1,827	158,236

		427,812

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	233	35,915
AutoZone, Inc.*	101	111,046
Best Buy Co., Inc.	846	58,991
CarMax, Inc.*	617	53,574
Foot Locker, Inc.	452	18,948
Gap, Inc. (The)	753	13,531
Home Depot, Inc. (The)	3,842	799,021
L Brands, Inc.	849	22,159
Lowe’s Cos., Inc.	2,756	278,108
O’Reilly Automotive, Inc.*	280	103,410
Ross Stores, Inc.	1,265	125,387
Tiffany & Co.	348	32,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
TJX Cos., Inc. (The)	4,240	$224,211
Tractor Supply Co.	409	44,499
Ulta Beauty, Inc.*	198	68,684

		1,990,071

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	470	16,300
Hanesbrands, Inc.	1,050	18,081
NIKE, Inc., Class B	4,276	358,970
PVH Corp.	269	25,458
Ralph Lauren Corp.	190	21,582
Tapestry, Inc.	1,000	31,730
Under Armour, Inc., Class A*	706	17,897
Under Armour, Inc., Class C*	753	16,717
VF Corp.	1,054	92,067

		598,802

Total Consumer Discretionary		8,615,736

Consumer Staples (2.1%)
Beverages (0.5%)
Brown-Forman Corp., Class B	932	51,661
Coca-Cola Co. (The)	12,742	648,823
Constellation Brands, Inc., Class A	545	107,332
Molson Coors Brewing Co., Class B	663	37,128
Monster Beverage Corp.*	1,333	85,085
PepsiCo, Inc.	4,691	615,131

		1,545,160

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	1,448	382,648
Kroger Co. (The)	2,673	58,031
Sysco Corp.	1,569	110,960
Walgreens Boots Alliance, Inc.	2,831	154,771
Walmart, Inc.	4,792	529,468

		1,235,878

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,831	74,705
Campbell Soup Co.	559	22,399
Conagra Brands, Inc.	1,308	34,688
General Mills, Inc.	1,899	99,735
Hershey Co. (The)	491	65,809
Hormel Foods Corp.	846	34,297
JM Smucker Co. (The)	348	40,086
Kellogg Co.	875	46,874
Kraft Heinz Co. (The)	1,935	60,062
Lamb Weston Holdings, Inc.	513	32,504
McCormick & Co., Inc. (Non-Voting)	395	61,229
Mondelez International, Inc., Class A	4,967	267,721
Tyson Foods, Inc., Class A	1,050	84,777

		924,886

Household Products (0.5%)
Church & Dwight Co., Inc.	860	62,832
Clorox Co. (The)	466	71,349
Colgate-Palmolive Co.	2,960	212,143
Kimberly-Clark Corp.	1,165	155,271
Procter & Gamble Co. (The)	8,347	915,249

		1,416,844

Personal Products (0.1%)
Coty, Inc., Class A	1,652	22,137
Estee Lauder Cos., Inc. (The), Class A	767	140,445

		162,582

Tobacco (0.3%)
Altria Group, Inc.	6,283	297,500
Philip Morris International, Inc.	5,207	408,906

		706,406

Total Consumer Staples		5,991,756

Energy (1.4%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co.	1,387	34,162
Halliburton Co.	2,946	66,992
Helmerich & Payne, Inc.	362	18,324
National Oilwell Varco, Inc.	1,233	27,410
Schlumberger Ltd.	4,648	184,711
TechnipFMC plc	1,523	39,507

		371,106

Oil, Gas & Consumable Fuels (1.3%)
Anadarko Petroleum Corp.	1,691	119,317
Apache Corp.	1,329	38,501
Cabot Oil & Gas Corp.	1,652	37,930
Chevron Corp.	6,336	788,452
Cimarex Energy Co.	312	18,511
Concho Resources, Inc.	502	51,796
ConocoPhillips	3,917	238,937
Devon Energy Corp.	1,749	49,881
Diamondback Energy, Inc.	502	54,703
EOG Resources, Inc.	1,942	180,917
Exxon Mobil Corp.	14,100	1,080,483
Hess Corp.	925	58,802
HollyFrontier Corp.	570	26,380
Kinder Morgan, Inc.	6,516	136,054
Marathon Oil Corp.	2,953	41,962
Marathon Petroleum Corp.	1,552	86,726
Noble Energy, Inc.	1,544	34,586
Occidental Petroleum Corp.	2,587	130,074
ONEOK, Inc.	1,419	97,641
Phillips 66	1,401	131,050
Pioneer Natural Resources Co.	552	84,931
Valero Energy Corp.	1,448	123,963
Williams Cos., Inc. (The)	2,824	79,185

		3,690,782

Total Energy		4,061,888

Financials (3.8%)
Banks (1.6%)
Bank of America Corp.	31,408	910,832
BB&T Corp.	2,584	126,952
Citigroup, Inc.	8,469	593,084
Citizens Financial Group, Inc.	1,584	56,010
Comerica, Inc.	606	44,020
Fifth Third Bancorp	2,401	66,988

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Republic Bank	566	$55,270
Huntington Bancshares, Inc.	3,670	50,720
JPMorgan Chase & Co.	11,379	1,272,172
KeyCorp	3,559	63,172
M&T Bank Corp.	513	87,246
People’s United Financial, Inc.	1,287	21,596
PNC Financial Services Group, Inc. (The)	1,544	211,960
Regions Financial Corp.	3,544	52,947
SunTrust Banks, Inc.	1,505	94,589
SVB Financial Group*	190	42,672
US Bancorp	5,276	276,463
Wells Fargo & Co.	14,638	692,670
Zions Bancorp NA	595	27,358

		4,746,721

Capital Markets (0.8%)
Affiliated Managers Group, Inc.	162	14,927
Ameriprise Financial, Inc.	502	72,870
Bank of New York Mellon Corp. (The)	3,365	148,565
BlackRock, Inc.	416	195,229
Cboe Global Markets, Inc.	395	40,934
Charles Schwab Corp. (The)	4,000	160,760
CME Group, Inc.	1,118	217,015
E*TRADE Financial Corp.	903	40,274
Franklin Resources, Inc.	978	34,034
Goldman Sachs Group, Inc. (The)	1,161	237,541
Intercontinental Exchange, Inc.	1,913	164,403
Moody’s Corp.	545	106,444
Morgan Stanley	4,469	195,787
MSCI, Inc.	283	67,578
Nasdaq, Inc.	438	42,122
Northern Trust Corp.	688	61,920
Raymond James Financial, Inc.	441	37,286
S&P Global, Inc.	832	189,521
State Street Corp.	1,258	70,523
T. Rowe Price Group, Inc.	814	89,304

		2,187,037

Consumer Finance (0.2%)
American Express Co.	2,372	292,800
Capital One Financial Corp.	1,595	144,730
Discover Financial Services	1,218	94,505
Synchrony Financial	2,311	80,122

		612,157

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	6,394	1,363,009
Jefferies Financial Group, Inc.	1,025	19,711

		1,382,720

Insurance (0.7%)
Aflac, Inc.	2,541	139,272
Allstate Corp. (The)	1,183	120,299
American International Group, Inc.	3,007	160,213
Aon plc	842	162,489
Arthur J Gallagher & Co.	592	51,853
Assurant, Inc.	155	16,489
Chubb Ltd.	1,570	231,245
Cincinnati Financial Corp.	459	47,585
Everest Re Group Ltd.	137	33,864
Hartford Financial Services Group, Inc. (The)	1,204	67,087
Lincoln National Corp.	738	47,564
Loews Corp.	799	43,681
Marsh & McLennan Cos., Inc.	1,663	165,884
MetLife, Inc.	3,383	168,034
Principal Financial Group, Inc.	878	50,854
Progressive Corp. (The)	1,974	157,782
Prudential Financial, Inc.	1,394	140,794
Torchmark Corp.	384	34,353
Travelers Cos., Inc. (The)	889	132,923
Unum Group	814	27,310
Willis Towers Watson plc	452	86,576

		2,086,151

Total Financials		11,014,786

Health Care (4.1%)
Biotechnology (0.6%)
AbbVie, Inc.	5,060	367,963
Alexion Pharmaceuticals, Inc.*	767	100,462
Amgen, Inc.	2,200	405,416
Biogen, Inc.*	695	162,540
Celgene Corp.*	2,362	218,343
Gilead Sciences, Inc.	4,351	293,953
Incyte Corp.*	552	46,898
Regeneron Pharmaceuticals, Inc.*	255	79,815
Vertex Pharmaceuticals, Inc.*	857	157,157

		1,832,547

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	5,892	495,517
ABIOMED, Inc.*	137	35,687
Align Technology, Inc.*	251	68,699
Baxter International, Inc.	1,673	137,019
Becton Dickinson and Co.	896	225,801
Boston Scientific Corp.*	4,638	199,341
Cooper Cos., Inc. (The)	165	55,587
Danaher Corp.	2,039	291,414
Dentsply Sirona, Inc.	692	40,385
Edwards Lifesciences Corp.*	692	127,840
Hologic, Inc.*	953	45,763
IDEXX Laboratories, Inc.*	280	77,092
Intuitive Surgical, Inc.*	384	201,427
Medtronic plc	4,494	437,671
ResMed, Inc.	513	62,601
Stryker Corp.	1,086	223,260
Teleflex, Inc.	151	50,004
Varian Medical Systems, Inc.*	334	45,467
Zimmer Biomet Holdings, Inc.	688	81,005

		2,901,580

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	534	45,529
Anthem, Inc.	839	236,774
Cardinal Health, Inc.	1,093	51,480
Centene Corp.*	1,329	69,693
Cigna Corp.	1,265	199,301
CVS Health Corp.	4,308	234,743
DaVita, Inc.*	448	25,204

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
HCA Healthcare, Inc.	964	$130,304
Henry Schein, Inc.*	513	35,859
Humana, Inc.	452	119,916
Laboratory Corp. of America Holdings*	348	60,169
McKesson Corp.	681	91,519
Quest Diagnostics, Inc.	427	43,473
UnitedHealth Group, Inc.	3,197	780,100
Universal Health Services, Inc., Class B	283	36,900
WellCare Health Plans, Inc.*	169	48,177

		2,209,141

Health Care Technology (0.0%)
Cerner Corp.	993	72,787

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,125	84,004
Illumina, Inc.*	495	182,234
IQVIA Holdings, Inc.*	538	86,564
Mettler-Toledo International, Inc.*	86	72,240
PerkinElmer, Inc.	427	41,137
Thermo Fisher Scientific, Inc.	1,358	398,818
Waters Corp.*	280	60,267

		925,264

Pharmaceuticals (1.4%)
Allergan plc	1,118	187,187
Bristol-Myers Squibb Co.	5,505	249,652
Eli Lilly & Co.	3,207	355,303
Johnson & Johnson	8,921	1,242,517
Merck & Co., Inc.	9,014	755,824
Mylan NV*	1,698	32,330
Nektar Therapeutics*	495	17,612
Perrigo Co. plc	409	19,477
Pfizer, Inc.	19,523	845,736
Zoetis, Inc.	1,612	182,946

		3,888,584

Total Health Care		11,829,903

Industrials (2.7%)
Aerospace & Defense (0.8%)
Arconic, Inc.	1,358	35,063
Boeing Co. (The)	1,817	661,406
General Dynamics Corp.	910	165,456
Harris Corp.	384	72,626
Huntington Ingalls Industries, Inc.	151	33,936
L3 Technologies, Inc.	283	69,383
Lockheed Martin Corp.	832	302,465
Northrop Grumman Corp.	592	191,281
Raytheon Co.	968	168,316
Textron, Inc.	824	43,705
TransDigm Group, Inc.*	162	78,376
United Technologies Corp.	2,698	351,280

		2,173,293

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	466	39,307
Expeditors International of Washington, Inc.	545	41,344
FedEx Corp.	817	134,143
United Parcel Service, Inc., Class B	2,275	234,939

		449,733

Airlines (0.1%)
Alaska Air Group, Inc.	384	24,541
American Airlines Group, Inc.	1,433	46,730
Delta Air Lines, Inc.	2,197	124,680
Southwest Airlines Co.	1,770	89,881
United Continental Holdings, Inc.*	767	67,151

		352,983

Building Products (0.1%)
Allegion plc	312	34,492
AO Smith Corp.	523	24,665
Fortune Brands Home & Security, Inc.	434	24,795
Johnson Controls International plc	3,146	129,961
Masco Corp.	1,014	39,789

		253,702

Commercial Services & Supplies (0.1%)
Cintas Corp.	287	68,102
Copart, Inc.*	678	50,674
Republic Services, Inc.	796	68,965
Rollins, Inc.	430	15,424
Waste Management, Inc.	1,329	153,327

		356,492

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	366	30,887
Quanta Services, Inc.	466	17,796

		48,683

Electrical Equipment (0.1%)
AMETEK, Inc.	764	69,402
Eaton Corp. plc	1,433	119,340
Emerson Electric Co.	2,136	142,514
Rockwell Automation, Inc.	423	69,300

		400,556

Industrial Conglomerates (0.4%)
3M Co.	1,971	341,653
General Electric Co.	28,688	301,224
Honeywell International, Inc.	2,512	438,570
Roper Technologies, Inc.	348	127,459

		1,208,906

Machinery (0.5%)
Caterpillar, Inc.	2,010	273,943
Cummins, Inc.	534	91,495
Deere & Co.	1,054	174,658
Dover Corp.	534	53,507
Flowserve Corp.	391	20,602
Fortive Corp.	1,011	82,417
Illinois Tool Works, Inc.	1,007	151,866
Ingersoll-Rand plc	875	110,836
PACCAR, Inc.	1,154	82,696
Parker-Hannifin Corp.	452	76,844
Pentair plc	556	20,683

See Notes to Financial Statements.

1000

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Snap-on, Inc.	198	$32,797
Stanley Black & Decker, Inc.	527	76,209
Wabtec Corp.	155	11,123
Xylem, Inc.	592	49,515

		1,309,191

Professional Services (0.1%)
Equifax, Inc.	434	58,694
IHS Markit Ltd.*	1,183	75,381
Nielsen Holdings plc	1,000	22,600
Robert Half International, Inc.	362	20,637
Verisk Analytics, Inc.	495	72,498

		249,810

Road & Rail (0.3%)
CSX Corp.	2,874	222,361
JB Hunt Transport Services, Inc.	255	23,310
Kansas City Southern	366	44,586
Norfolk Southern Corp.	964	192,154
Union Pacific Corp.	2,559	432,753

		915,164

Trading Companies & Distributors (0.0%)
Fastenal Co.	1,935	63,062
United Rentals, Inc.*	266	35,279
WW Grainger, Inc.	190	50,964

		149,305

Total Industrials		7,867,818

Information Technology (6.3%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	169	43,876
Cisco Systems, Inc.	15,688	858,604
F5 Networks, Inc.*	226	32,912
Juniper Networks, Inc.	1,118	29,772
Motorola Solutions, Inc.	527	87,867

		1,053,031

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	971	93,158
Corning, Inc.	2,770	92,047
FLIR Systems, Inc.	452	24,453
IPG Photonics Corp.*	147	22,675
Keysight Technologies, Inc.*	688	61,789
TE Connectivity Ltd.	1,197	114,649

		408,771

IT Services (1.5%)
Accenture plc, Class A	2,132	393,930
Akamai Technologies, Inc.*	523	41,913
Alliance Data Systems Corp.	165	23,122
Automatic Data Processing, Inc.	1,451	239,894
Broadridge Financial Solutions, Inc.	405	51,710
Cognizant Technology Solutions Corp., Class A	1,935	122,660
DXC Technology Co.	935	51,565
Fidelity National Information Services, Inc.	1,072	131,513
Fiserv, Inc.*	1,340	122,154
FleetCor Technologies, Inc.*	287	80,604
Gartner, Inc.*	287	46,190
Global Payments, Inc.	556	89,032
International Business Machines Corp.	2,842	391,912
Jack Henry & Associates, Inc.	273	36,560
Mastercard, Inc., Class A	3,043	804,965
Paychex, Inc.	1,118	92,000
PayPal Holdings, Inc.*	3,716	425,333
Total System Services, Inc.	545	69,907
VeriSign, Inc.*	334	69,860
Visa, Inc., Class A	5,924	1,028,110
Western Union Co. (The)	1,537	30,571

		4,343,505

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	2,856	86,737
Analog Devices, Inc.	1,204	135,895
Applied Materials, Inc.	3,372	151,437
Broadcom, Inc.	1,358	390,914
Intel Corp.	15,469	740,501
KLA-Tencor Corp.	523	61,819
Lam Research Corp.	538	101,058
Maxim Integrated Products, Inc.	982	58,743
Microchip Technology, Inc.	756	65,545
Micron Technology, Inc.*	3,802	146,719
NVIDIA Corp.	2,017	331,252
Qorvo, Inc.*	387	25,778
QUALCOMM, Inc.	4,985	379,209
Skyworks Solutions, Inc.	631	48,757
Texas Instruments, Inc.	3,247	372,626
Xilinx, Inc.	814	95,987

		3,192,977

Software (2.0%)
Adobe, Inc.*	1,630	480,279
ANSYS, Inc.*	269	55,097
Autodesk, Inc.*	753	122,664
Cadence Design Systems, Inc.*	875	61,959
Citrix Systems, Inc.	441	43,280
Fortinet, Inc.*	502	38,569
Intuit, Inc.	824	215,336
Microsoft Corp.	26,089	3,494,882
Oracle Corp.	9,992	569,244
Red Hat, Inc.*	570	107,023
salesforce.com, Inc.*	2,369	359,448
Symantec Corp.	2,193	47,720
Synopsys, Inc.*	534	68,720

		5,664,221

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	15,451	3,058,062
Hewlett Packard Enterprise Co.	5,200	77,740
HP, Inc.	5,415	112,578
NetApp, Inc.	892	55,036
Seagate Technology plc	935	44,057
Western Digital Corp.	1,000	47,550
Xerox Corp.	645	22,840

		3,417,863

Total Information Technology		18,080,368

See Notes to Financial Statements.

1001

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (0.8%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	749	$169,551
Albemarle Corp.	409	28,798
Celanese Corp.	473	50,990
CF Industries Holdings, Inc.	728	34,005
Corteva, Inc.*	2,559	75,670
Dow, Inc.	2,559	126,184
DuPont de Nemours, Inc.	2,559	192,104
Eastman Chemical Co.	470	36,580
Ecolab, Inc.	882	174,142
FMC Corp.	438	36,332
International Flavors & Fragrances, Inc.	251	36,418
Linde plc	1,860	373,488
LyondellBasell Industries NV, Class A	1,072	92,331
Mosaic Co. (The)	1,111	27,808
PPG Industries, Inc.	832	97,103
Sherwin-Williams Co. (The)	287	131,529

		1,683,033

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	208	47,863
Vulcan Materials Co.	423	58,082

		105,945

Containers & Packaging (0.1%)
Amcor plc*	1,433	16,465
Avery Dennison Corp.	312	36,092
Ball Corp.	1,265	88,537
International Paper Co.	1,340	58,049
Packaging Corp. of America	348	33,171
Sealed Air Corp.	552	23,615
Westrock Co.	817	29,796

		285,725

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,448	51,641
Newmont Goldcorp Corp.	1,853	71,285
Nucor Corp.	1,111	61,216

		184,142

Total Materials		2,258,845

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	373	52,627
American Tower Corp. (REIT)	1,494	305,448
Apartment Investment & Management Co. (REIT), Class A	552	27,666
AvalonBay Communities, Inc. (REIT)	452	91,837
Boston Properties, Inc. (REIT)	495	63,855
Crown Castle International Corp. (REIT)	1,401	182,620
Digital Realty Trust, Inc. (REIT)	681	80,215
Duke Realty Corp. (REIT)	1,064	33,633
Equinix, Inc. (REIT)	269	135,654
Equity Residential (REIT)	1,201	91,180
Essex Property Trust, Inc. (REIT)	233	68,020
Extra Space Storage, Inc. (REIT)	395	41,910
Federal Realty Investment Trust (REIT)	248	31,933
HCP, Inc. (REIT)	1,484	47,458
Host Hotels & Resorts, Inc. (REIT)	2,555	46,552
Iron Mountain, Inc. (REIT)	875	27,388
Kimco Realty Corp. (REIT)	1,380	25,502
Macerich Co. (The) (REIT)	405	13,563
Mid-America Apartment Communities, Inc. (REIT)	395	46,515
Prologis, Inc. (REIT)	1,763	141,216
Public Storage (REIT)	509	121,229
Realty Income Corp. (REIT)	978	67,453
Regency Centers Corp. (REIT)	502	33,503
SBA Communications Corp. (REIT)*	384	86,339
Simon Property Group, Inc. (REIT)	1,039	165,991
SL Green Realty Corp. (REIT)	312	25,075
UDR, Inc. (REIT)	824	36,989
Ventas, Inc. (REIT)	1,190	81,337
Vornado Realty Trust (REIT)	631	40,447
Welltower, Inc. (REIT)	1,208	98,488
Weyerhaeuser Co. (REIT)	2,508	66,061

		2,377,704

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	964	49,453

Total Real Estate		2,427,157

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	713	34,994
American Electric Power Co., Inc.	1,630	143,456
Duke Energy Corp.	2,293	202,334
Edison International	1,054	71,050
Entergy Corp.	570	58,670
Evergy, Inc.	964	57,985
Eversource Energy	1,029	77,957
Exelon Corp.	3,254	155,997
FirstEnergy Corp.	1,484	63,530
NextEra Energy, Inc.	1,555	318,557
Pinnacle West Capital Corp.	384	36,131
PPL Corp.	2,372	73,556
Southern Co. (The)	3,422	189,168
Xcel Energy, Inc.	1,659	98,694

		1,582,079

Gas Utilities (0.0%)
Atmos Energy Corp.	416	43,913

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	2,394	40,123
NRG Energy, Inc.	1,000	35,120

		75,243

Multi-Utilities (0.3%)
Ameren Corp.	756	56,783
CenterPoint Energy, Inc.	1,390	39,796
CMS Energy Corp.	964	55,825

See Notes to Financial Statements.

1002

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated Edison, Inc.	1,072	$93,993
Dominion Energy, Inc.	2,480	191,754
DTE Energy Co.	581	74,298
NiSource, Inc.	1,161	33,437
Public Service Enterprise Group, Inc.	1,752	103,053
Sempra Energy	860	118,198
WEC Energy Group, Inc.	1,054	87,872

		855,009

Water Utilities (0.0%)
American Water Works Co., Inc.	620	71,920

Total Utilities		2,628,164

Total Common Stocks (29.0%) (Cost $62,533,835)		83,268,990

EXCHANGE TRADED FUNDS (ETF):
Equity (0.2%)
iShares Core S&P 500 ETF	1,390	409,702
iShares Core S&P Mid-Cap ETF	716	139,090
iShares MSCI EAFE ETF	413	27,146
iShares Russell 2000 ETF	153	23,792

Total Exchange Traded Funds (0.2%) (Cost $590,435)		599,730

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (49.6%)
U.S. Treasury Notes 2.625%, 7/31/20	$5,500,000	5,540,326
1.375%, 9/30/20	5,287,300	5,253,800
1.750%, 11/15/20	8,803,900	8,791,210
2.375%, 12/31/20	3,100,000	3,124,485
2.500%, 2/28/21	3,200,000	3,236,050
2.250%, 3/31/21	4,416,300	4,450,802
1.375%, 4/30/21	3,543,200	3,517,027
2.125%, 5/31/21	352,100	354,496
1.125%, 7/31/21	9,008,200	8,892,149
2.000%, 10/31/21	8,069,800	8,118,219
2.125%, 12/31/21	2,045,000	2,064,619
2.500%, 2/15/22	2,813,800	2,869,153
1.875%, 4/30/22	1,675,800	1,682,582
1.750%, 5/31/22	3,346,800	3,349,153
1.750%, 6/30/22	267,700	268,039
1.875%, 8/31/22	4,432,800	4,452,367
1.875%, 10/31/22	5,734,500	5,762,277
2.000%, 2/15/23	5,182,300	5,231,329
2.500%, 3/31/23	2,840,000	2,919,165
1.375%, 6/30/23	5,573,000	5,495,980
2.125%, 11/30/23	4,031,000	4,095,213
2.250%, 1/31/24	6,497,200	6,638,159
2.375%, 2/29/24	2,300,000	2,364,777
2.250%, 4/30/24	1,889,600	1,932,529
2.500%, 5/15/24	249,000	257,579
2.375%, 8/15/24	2,185,900	2,249,616
2.250%, 11/15/24	3,515,200	3,596,736
2.000%, 2/15/25	2,464,900	2,489,780
2.125%, 5/15/25	3,805,000	3,869,180
2.000%, 8/15/25	5,661,000	5,714,558
2.250%, 11/15/25	1,616,900	1,655,756
1.625%, 2/15/26	1,644,400	1,620,248
2.500%, 2/28/26	2,325,000	2,418,036
2.250%, 3/31/26	275,900	282,679
1.625%, 5/15/26	1,194,700	1,175,706
2.125%, 5/31/26	182,700	185,733
1.500%, 8/15/26	270,400	263,532
2.000%, 11/15/26	2,967,300	2,989,763
2.250%, 2/15/27	110,000	112,724
2.375%, 5/15/27	1,864,500	1,927,514
2.250%, 11/15/27	1,718,600	1,759,377
2.750%, 2/15/28	1,656,200	1,760,955
2.875%, 5/15/28	1,919,200	2,060,801
2.875%, 8/15/28	2,060,000	2,213,792
3.125%, 11/15/28	990,000	1,085,891
2.625%, 2/15/29	2,260,000	2,383,276
2.375%, 5/15/29	69,200	71,514

Total U.S. Treasury Obligations		142,548,652

Total Long-Term Debt Securities (49.6%) (Cost $139,435,367)		142,548,652

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (16.6%)
JPMorgan Prime Money Market Fund, IM Shares	47,568,842	47,587,870

Total Short-Term Investment (16.6%) (Cost $47,575,849)		47,587,870

Total Investments in Securities (95.4%) (Cost $250,135,486)		274,005,242
Other Assets Less Liabilities (4.6%)		13,098,702

Net Assets (100%)		$287,103,944

*	Non-income producing.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

1003

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	487	9/2019	USD	46,832,355	1,303,886
Russell 2000 E-Mini Index	87	9/2019	USD	6,816,885	120,123
S&P Midcap 400 E-Mini Index	29	9/2019	USD	5,655,000	98,622

					1,522,631

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,492,569	$—	$—	$8,492,569
Consumer Discretionary	8,615,736	—	—	8,615,736
Consumer Staples	5,991,756	—	—	5,991,756
Energy	4,061,888	—	—	4,061,888
Financials	11,014,786	—	—	11,014,786
Health Care	11,829,903	—	—	11,829,903
Industrials	7,867,818	—	—	7,867,818
Information Technology	18,080,368	—	—	18,080,368
Materials	2,258,845	—	—	2,258,845
Real Estate	2,427,157	—	—	2,427,157
Utilities	2,628,164	—	—	2,628,164
Exchange Traded Funds	599,730	—	—	599,730
Futures	1,522,631	—	—	1,522,631
Short-Term Investment
Investment Company	47,587,870	—	—	47,587,870
U.S. Treasury Obligations	—	142,548,652	—	142,548,652

Total Assets	$132,979,221	$142,548,652	$—	$275,527,873

Total Liabilities	$—	$—	$—	$—

Total	$132,979,221	$142,548,652	$—	$275,527,873

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,522,631	*

Total		$1,522,631

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,428,243	$3,428,243

Total	$3,428,243	$3,428,243

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,248,962	$3,248,962

Total	$3,248,962	$3,248,962

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $57,016,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,952,725
Long-term U.S. government debt securities	87,912,035

$99,864,760

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,688,784
Long-term U.S. government debt securities	74,838,190

$80,526,974

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,998,116
Aggregate gross unrealized depreciation	(2,022,064)

Net unrealized appreciation	$26,976,052

Federal income tax cost of investments in securities and derivative instruments, if applicable	$248,551,821

For the six months ended June 30, 2019, the Portfolio incurred approximately $11 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $250,135,486)	$274,005,242
Cash	8,864,197
Cash held as collateral at broker for futures	3,100,500
Dividends, interest and other receivables	859,279
Due from broker for futures variation margin	375,126
Receivable for Portfolio shares sold	207,602
Other assets	3,185

Total assets	287,415,131

LIABILITIES
Investment management fees payable	175,768
Distribution fees payable – Class IB	58,147
Administrative fees payable	28,387
Payable for Portfolio shares redeemed	1,992
Accrued expenses	46,893

Total liabilities	311,187

NET ASSETS	$287,103,944

Net assets were comprised of:
Paid in capital	$266,628,347
Total distributable earnings (loss)	20,475,597

Net assets	$287,103,944

Class IB
Net asset value, offering and redemption price per share, $287,103,944 / 26,525,911 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.82

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$1,717,220
Dividends	1,383,910

Total income	3,101,130

EXPENSES
Investment management fees	1,083,566
Distribution fees – Class IB	338,614
Administrative fees	167,454
Professional fees	27,512
Printing and mailing expenses	17,769
Custodian fees	11,407
Trustees’ fees	4,006
Miscellaneous	2,906

Gross expenses	1,653,234
Less: Waiver from investment manager	(64,564)

Net expenses	1,588,670

NET INVESTMENT INCOME (LOSS)	1,512,460

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	380,023
Futures contracts	3,428,243

Net realized gain (loss)	3,808,266

Change in unrealized appreciation (depreciation) on:
Investments in securities	15,753,104
Futures contracts	3,248,962

Net change in unrealized appreciation (depreciation)	19,002,066

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,810,332

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,322,792

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,512,460	$2,116,408
Net realized gain (loss)	3,808,266	(9,072,831)
Net change in unrealized appreciation (depreciation)	19,002,066	(6,255,126)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,322,792	(13,211,549)

Distributions to shareholders:
Class IB	—	(3,052,403)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,318,828 and 3,834,860 shares, respectively ]	13,763,323	40,219,950
Capital shares issued in reinvestment of dividends and distributions [ 0 and 297,582 shares, respectively ]	—	3,052,403
Capital shares repurchased [ (280,668) and (618,203) shares, respectively ]	(2,946,416)	(6,508,605)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,816,907	36,763,748

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,139,699	20,499,796
NET ASSETS:
Beginning of period	251,964,245	231,464,449

End of period	$287,103,944	$251,964,245

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,						May 1, 2015* to December 31, 2015
Class IB			2018		2017		2016
Net asset value, beginning of period	$9.89		$10.53		$9.95		$9.64		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.09		0.03		—	#	0.01
Net realized and unrealized gain (loss)	0.87		(0.61)		0.94		0.31		(0.36)

Total from investment operations	0.93		(0.52)		0.97		0.31		(0.35)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.03)		—	#	(0.01)
Distributions from net realized gains	—		(0.04)		(0.36)		—		—

Total dividends and distributions	—		(0.12)		(0.39)		—	#	(0.01)

Net asset value, end of period	$10.82		$9.89		$10.53		$9.95		$9.64

Total return (b)	9.40%		(4.95)%		9.75%		3.26%		(3.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$287,104		$251,964		$231,464		$160,823		$65,818
Ratio of expenses to average net assets:
After waivers (a)(f)	1.17	%(j)	1.17	%(j)	1.20	%(k)	1.23	%(m)	1.23%
Before waivers (a)(f)	1.22%		1.22%		1.23%		1.27%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.12%		0.85%		0.31%		0.05%		0.15	%(l)
Before waivers (a)(f)	1.07%		0.80%		0.29%		—	%‡‡	(0.05	)%(l)
Portfolio turnover rate (z)^	38%		90%		78%		378%		762%

See Notes to Financial Statements.

1008

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2016 to February 21, 2016‡	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.64	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	0.02
Net realized and unrealized gain (loss)	(0.22)	(0.36)

Total from investment operations	(0.22)	(0.34)

Less distributions:
Dividends from net investment income	—	(0.02)

Net asset value, end of period	$9.42	$9.64

Total return (b)	(2.28)%	(3.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$9,570
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%	0.99%
Before waivers (a)(f)	1.10%	1.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.37%	0.32	%(l)
Before waivers (a)(f)	0.25%	(0.25	)%(l)
Portfolio turnover rate^	378%	762	%(z)
*	Commencement of Operations.
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed. The shares are no longer being offered, but are still registered.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1009

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Exchange Traded Funds	39.2%
Investment Company	19.5
Financials	13.1
Health Care	5.9
Energy	4.4
Communication Services	3.6
Information Technology	2.7
Consumer Staples	2.6
Consumer Discretionary	1.7
Utilities	1.7
Industrials	1.3
Materials	0.4
Cash and Other	3.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 1, 2019, the ‘Hypothetical expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/19†	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,074.00	$4.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.10	5.75
Class K
Actual	1,000.00	1,075.00	3.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

†  Commenced operations on February 1, 2019.

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 150/365 for the actual example (to reflect the actual number of days the Portfolio was in operation in the period).

1010

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (39.2%)
iShares Core S&P 500 ETF	22,671	$6,682,277
iShares Core S&P Mid-Cap ETF	2,394	465,058
iShares MSCI EAFE ETF	950	62,444
iShares Russell 2000 ETF	3,530	548,915

Total Exchange Traded Funds (39.2%) (Cost $7,354,023)		7,758,694

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (37.4%)
Communication Services (3.6%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc. 4.125%, 2/17/26	$150,000	159,711
Verizon Communications, Inc. 4.329%, 9/21/28	100,000	110,552

		270,263

Entertainment (0.5%)
TWDC Enterprises 18 Corp. 3.000%, 2/13/26	100,000	104,002

Media (1.2%)
Charter Communications Operating LLC
4.908%, 7/23/25	80,000	86,830
Comcast Corp. 4.150%, 10/15/28	140,000	153,935

		240,765

Wireless Telecommunication Services (0.5%)
Vodafone Group plc 4.375%, 5/30/28	80,000	86,454

Total Communication Services		701,484

Consumer Discretionary (1.7%)
Hotels, Restaurants & Leisure (0.5%)
McDonald’s Corp. 3.375%, 5/26/25	100,000	104,503

Internet & Direct Marketing Retail (0.5%)
Amazon.com, Inc. 3.150%, 8/22/27	100,000	105,095

Specialty Retail (0.7%)
Home Depot, Inc. (The) 3.000%, 4/1/26	80,000	82,593
Lowe’s Cos., Inc. 2.500%, 4/15/26	50,000	49,008

		131,601

Total Consumer Discretionary		341,199

Consumer Staples (2.6%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	125,000	141,698

Food & Staples Retailing (0.5%)
Walmart, Inc. 3.700%, 6/26/28	100,000	108,930

Food Products (0.3%)
Kraft Heinz Foods Co. 3.950%, 7/15/25	50,000	52,001

Tobacco (1.1%)
Altria Group, Inc. 4.400%, 2/14/26	75,000	80,123
BAT Capital Corp. 3.557%, 8/15/27	130,000	129,500

		209,623

Total Consumer Staples		512,252

Energy (4.4%)
Oil, Gas & Consumable Fuels (4.4%)
BP Capital Markets America, Inc. 4.234%, 11/6/28	150,000	165,861
Concho Resources, Inc. 4.375%, 1/15/25	25,000	25,986
ConocoPhillips Co. 4.950%, 3/15/26	90,000	102,276
Energy Transfer Operating LP 5.500%, 6/1/27	100,000	111,557
Exxon Mobil Corp. 3.043%, 3/1/26	50,000	51,748
Kinder Morgan, Inc. 4.300%, 6/1/25	100,000	106,457
MPLX LP 4.000%, 3/15/28	100,000	103,782
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	100,000	111,930
Williams Cos., Inc. (The) 3.750%, 6/15/27	85,000	87,705

Total Energy		867,302

Financials (13.1%)
Banks (7.7%)
Bank of America Corp. 3.248%, 10/21/27	230,000	235,502
Citigroup, Inc. 4.450%, 9/29/27	215,000	231,712
HSBC USA, Inc. 3.500%, 6/23/24	100,000	103,812
JPMorgan Chase & Co. (ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29 (k)	50,000	51,748
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29 (k)	145,000	161,503
Lloyds Banking Group plc 4.650%, 3/24/26	200,000	208,135
Mitsubishi UFJ Financial Group, Inc. 3.741%, 3/7/29	100,000	106,845
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	100,000	104,936
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	50,000	49,616
US Bancorp 3.100%, 4/27/26	100,000	101,922

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	$150,000	$156,290

		1,512,021

Capital Markets (2.5%)
Bank of New York Mellon Corp. (The)
Series G 3.000%, 2/24/25	100,000	102,654
Goldman Sachs Group, Inc. (The) 3.750%, 2/25/26	180,000	187,853
Morgan Stanley 3.700%, 10/23/24	190,000	200,170

		490,677

Consumer Finance (1.9%)
American Express Credit Corp. 3.300%, 5/3/27	150,000	157,623
Capital One Financial Corp. 4.200%, 10/29/25	100,000	104,753
General Motors Financial Co., Inc. 5.250%, 3/1/26	100,000	106,898

		369,274

Diversified Financial Services (0.5%)
Shell International Finance BV 3.250%, 5/11/25	100,000	104,487

Insurance (0.5%)
American International Group, Inc. 4.250%, 3/15/29	100,000	107,226

Total Financials		2,583,685

Health Care (5.9%)
Biotechnology (1.5%)
AbbVie, Inc. 3.600%, 5/14/25	110,000	113,879
Gilead Sciences, Inc. 3.650%, 3/1/26	170,000	179,771

		293,650

Health Care Equipment & Supplies (0.9%)
Becton Dickinson and Co. 3.700%, 6/6/27	66,000	68,776
Medtronic, Inc. 3.500%, 3/15/25	100,000	105,909

		174,685

Health Care Providers & Services (2.6%)
Anthem, Inc. 4.101%, 3/1/28	80,000	85,467
Cigna Holding Co. 3.250%, 4/15/25	125,000	127,100
CVS Health Corp. 4.300%, 3/25/28	180,000	189,699
UnitedHealth Group, Inc. 3.750%, 7/15/25	100,000	106,707

		508,973

Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co. 2.900%, 7/26/24§	100,000	102,228
Pfizer, Inc. 3.000%, 12/15/26	75,000	77,132

		179,360

Total Health Care		1,156,668

Industrials (1.3%)
Aerospace & Defense (1.1%)
Northrop Grumman Corp. 3.250%, 1/15/28	100,000	103,017
United Technologies Corp. 4.125%, 11/16/28	100,000	109,602

		212,619

Road & Rail (0.2%)
CSX Corp. 3.250%, 6/1/27	50,000	51,632

Total Industrials		264,251

Information Technology (2.7%)
IT Services (0.5%)
International Business Machines Corp. 3.500%, 5/15/29	100,000	104,509

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom Corp. 3.125%, 1/15/25	85,000	82,759

Software (1.1%)
Microsoft Corp. 3.300%, 2/6/27	100,000	106,182
Oracle Corp. 3.250%, 11/15/27	100,000	104,459

		210,641

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc. 3.250%, 2/23/26	135,000	140,873

Total Information Technology		538,782

Materials (0.4%)
Containers & Packaging (0.4%)
WRKCo, Inc. 4.900%, 3/15/29	80,000	87,614

Total Materials		87,614

Utilities (1.7%)
Electric Utilities (1.4%)
Duke Energy Progress LLC 3.250%, 8/15/25	70,000	72,843
Exelon Corp. 3.400%, 4/15/26	70,000	71,872
FirstEnergy Corp. Series B 3.900%, 7/15/27	25,000	26,192
Southern Co. (The) 3.250%, 7/1/26	100,000	101,483

		272,390

See Notes to Financial Statements.

1012

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EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Multi-Utilities (0.3%)
Sempra Energy 3.400%, 2/1/28	$60,000	$60,038

Total Utilities		332,428

Total Corporate Bonds		7,385,665

Total Long-Term Debt Securities (37.4%) (Cost $7,138,672)		7,385,665

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (19.5%)
JPMorgan Prime Money Market Fund, IM Shares	3,846,562	3,848,101

Total Short-Term Investment (19.5%) (Cost $3,847,814)		3,848,101

Total Investments in Securities (96.1%) (Cost $18,340,509)		18,992,460
Other Assets Less Liabilities (3.9%)		778,865

Net Assets (100%)		$19,771,325

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $102,228 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.

Glossary:

ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	39	9/2019	USD	3,750,435	97,372

					97,372

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$701,484	$—	$701,484
Consumer Discretionary	—	341,199	—	341,199
Consumer Staples	—	512,252	—	512,252
Energy	—	867,302	—	867,302
Financials	—	2,583,685	—	2,583,685
Health Care	—	1,156,668	—	1,156,668

See Notes to Financial Statements.

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EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$—	$264,251	$—	$264,251
Information Technology	—	538,782	—	538,782
Materials	—	87,614	—	87,614
Utilities	—	332,428	—	332,428
Exchange Traded Funds	7,758,694	—	—	7,758,694
Futures	97,372	—	—	97,372
Short-Term Investment
Investment Company	3,848,101	—	—	3,848,101

Total Assets	$11,704,167	$7,385,665	$—	$19,089,832

Total Liabilities	$—	$—	$—	$—

Total	$11,704,167	$7,385,665	$—	$19,089,832

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets — Unrealized appreciation	$97,372	*

Total		$97,372

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$57,252	$57,252

Total	$57,252	$57,252

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$97,372	$97,372

Total	$97,372	$97,372

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $2,858,000 for five months during the period ended June 30, 2019.

Investment security transactions for the period ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,575,965
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,158,352

See Notes to Financial Statements.

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EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$749,323
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$749,323

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,340,509

See Notes to Financial Statements.

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EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $18,340,509)	$18,992,460
Cash	493,472
Cash held as collateral at broker for futures	215,000
Receivable for Portfolio shares sold	158,842
Dividends, interest and other receivables	74,020
Due from broker for futures variation margin	27,249
Receivable for securities sold	19,020
Deferred offering cost	10,884
Other assets	4,074

Total assets	19,995,021

LIABILITIES
Payable for securities purchased	193,690
Investment management fees payable	2,521
Administrative fees payable	1,771
Distribution fees payable – Class IB	1,479
Trustees’ fees payable	45
Payable for Portfolio shares redeemed	40
Accrued expenses	24,150

Total liabilities	223,696

NET ASSETS	$19,771,325

Net assets were comprised of:
Paid in capital	$18,769,006
Total distributable earnings (loss)	1,002,319

Net assets	$19,771,325

Class IB
Net asset value, offering and redemption price per share, $9,126,073 / 849,606 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.74

Class K
Net asset value, offering and redemption price per share, $10,645,252 / 990,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.75

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2019* (Unaudited)

INVESTMENT INCOME
Interest	$86,885
Dividends	84,475

Total income	171,360

EXPENSES
Investment management fees	45,458
Professional fees	31,953
Custodian fees	9,072
Printing and mailing expenses	8,269
Offering costs	7,593
Administrative fees	7,013
Distribution fees – Class IB	3,664
Trustees’ fees	126
Miscellaneous	522

Gross expenses	113,670
Less: Waiver from investment manager	(52,471)
Reimbursement from investment manager	(6,413)

Net expenses	54,786

NET INVESTMENT INCOME (LOSS)	116,574

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	79,170
Futures contracts	57,252

Net realized gain (loss)	136,422

Change in unrealized appreciation (depreciation) on:
Investments in securities	651,951
Futures contracts	97,372

Net change in unrealized appreciation (depreciation)	749,323

NET REALIZED AND UNREALIZED GAIN (LOSS)	885,745

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,002,319

*	The Portfolio commenced operations on February 1, 2019.

See Notes to Financial Statements.

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EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 1, 2019* to June 30, 2019 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$116,574
Net realized gain (loss)	136,422
Net change in unrealized appreciation (depreciation)	749,323

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,002,319

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 849,789 shares]	8,870,925
Capital shares repurchased [ (183) shares]	(1,919)

Total Class IB transactions	8,869,006

Class K
Capital shares sold [ 990,000 shares]	9,900,000

Total Class K transactions	9,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	18,769,006

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,771,325
NET ASSETS:
Beginning of period	—

End of period	$19,771,325

* Commencement of Operations.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	February 1, 2019* to June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09
Net realized and unrealized gain (loss)	0.65

Total from investment operations	0.74

Net asset value, end of period	$10.74

Total return (b)	7.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,126
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15	%(j)
Before waivers and reimbursements (a)(f)	2.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.06	%(l)
Before waivers and reimbursements (a)(f)	1.21	%(l)
Portfolio turnover rate (z)^	37%

Class K	February 1, 2019* to June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09
Net realized and unrealized gain (loss)	0.66

Total from investment operations	0.75

Net asset value, end of period	$10.75

Total return (b)	7.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,645
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(j)
Before waivers and reimbursements (a)(f)	1.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.05	%(l)
Before waivers and reimbursements (a)(f)	1.16	%(l)
Portfolio turnover rate (z)^	37%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1018

EQ/IVY ENERGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Energy	94.3%
Information Technology	3.3
Repurchase Agreements	1.4
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,101.04	$6.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	5.95

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.19%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

1019

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EQ/IVY ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Energy (90.7%)
Energy Equipment & Services (34.3%)
Apergy Corp.*	61,236	$2,053,855
Baker Hughes a GE Co.	81,502	2,007,394
C&J Energy Services, Inc.*	79,082	931,586
Cactus, Inc., Class A*	79,206	2,623,303
Core Laboratories NV (x)	20,961	1,095,841
Dril-Quip, Inc.*	49,995	2,399,760
Frank’s International NV*	163,300	891,619
FTS International, Inc.*	120,892	674,577
Halliburton Co.	86,244	1,961,189
Helix Energy Solutions Group, Inc.*	169,940	1,466,582
Liberty Oilfield Services, Inc., Class A (x)	65,255	1,055,826
National Oilwell Varco, Inc.	32,208	715,984
Patterson-UTI Energy, Inc.	158,561	1,825,037
ProPetro Holding Corp.*	100,740	2,085,318
Schlumberger Ltd.	61,617	2,448,660
TechnipFMC plc	83,931	2,177,170
Transocean Ltd.*	266,339	1,707,233

		28,120,934

Oil, Gas & Consumable Fuels (56.4%)
Centennial Resource Development, Inc., Class A*	86,866	659,313
Chevron Corp.	12,556	1,562,469
Concho Resources, Inc.	42,822	4,418,374
Continental Resources, Inc.*	83,580	3,517,882
Diamondback Energy, Inc.	31,358	3,417,081
EOG Resources, Inc.	31,669	2,950,284
Marathon Oil Corp.	158,285	2,249,230
Marathon Petroleum Corp.	49,380	2,759,355
Oasis Petroleum, Inc.*	246,312	1,399,052
Parsley Energy, Inc., Class A*	144,132	2,739,949
PBF Energy, Inc., Class A	57,618	1,803,444
Phillips 66	33,321	3,116,846
Pioneer Natural Resources Co.	23,048	3,546,165
Rattler Midstream LP*	69,899	1,355,342
Suncor Energy, Inc.	58,013	1,807,685
Valero Energy Corp.	37,580	3,217,224
Viper Energy Partners LP	52,857	1,629,053
Whiting Petroleum Corp. (x)*	75,955	1,418,839
WPX Energy, Inc.*	228,314	2,627,894

		46,195,481

Total Energy		74,316,415

Information Technology (3.3%)
IT Services (3.3%)
WEX, Inc.*	13,094	2,724,861

Total Information Technology		2,724,861

Total Common Stocks (94.0%) (Cost $99,875,687)		77,041,276

MASTER LIMITED PARTNERSHIPS:
Energy (3.6%)
Oil, Gas & Consumable Fuels (3.6%)
Energy Transfer LP	45,304	637,880
Enterprise Products Partners LP	61,791	1,783,906
MPLX LP	16,137	519,450

Total Master Limited Partnerships (3.6%) (Cost $3,083,237)		2,941,236

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.4%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $500,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $510,000. (xx)	$500,000	$500,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $634,224, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $646,908. (xx)	634,092	634,092

Total Repurchase Agreements		1,134,092

Total Short-Term Investments (1.4%) (Cost $1,134,092)		1,134,092

Total Investments in Securities (99.0%) (Cost $104,093,016)		81,116,604
Other Assets Less Liabilities (1.0%)		822,239

Net Assets (100%)		$81,938,843

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $2,522,944. This was collateralized by $1,429,989 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/11/19 - 2/15/49 and by cash of $1,134,092 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

1020

EQ ADVISORS TRUST

EQ/IVY ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Energy	$74,316,415	$—	$—	$74,316,415
Information Technology	2,724,861	—	—	2,724,861
Master Limited Partnerships
Energy	2,941,236	—	—	2,941,236
Short-Term Investments
Repurchase Agreements	—	1,134,092	—	1,134,092

Total Assets	$79,982,512	$1,134,092	$—	$81,116,604

Total Liabilities	$—	$—	$—	$—

Total	$79,982,512	$1,134,092	$—	$81,116,604

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,123,470
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,854,578

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,112,351
Aggregate gross unrealized depreciation	(24,298,679)

Net unrealized depreciation	$(23,186,328)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$104,302,932

For the six months ended June 30, 2019, the Portfolio incurred approximately $2,053 as brokerage commissions with Sanford C. Bernstein

& Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/IVY ENERGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $102,958,924)	$79,982,512
Repurchase Agreements (Cost $1,134,092)	1,134,092
Cash	637,926
Receivable for securities sold	1,367,203
Receivable for Portfolio shares sold	45,248
Dividends, interest and other receivables	31,345
Deferred offering cost	6,339
Securities lending income receivable	553
Other assets	1,063

Total assets	83,206,281

LIABILITIES
Payable for return of collateral on securities loaned	1,134,092
Payable for Portfolio shares redeemed	49,780
Investment management fees payable	44,854
Distribution fees payable – Class IB	15,881
Administrative fees payable	6,052
Accrued expenses	16,779

Total liabilities	1,267,438

NET ASSETS	$81,938,843

Net assets were comprised of:
Paid in capital	$108,643,134
Total distributable earnings (loss)	(26,704,291)

Net assets	$81,938,843

Class IB
Net asset value, offering and redemption price per share, $81,938,843 / 19,290,598 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.25

(x)	Includes value of securities on loan of $2,522,944.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $9,019 foreign withholding tax)	$649,956
Interest	14,775
Securities lending (net)	4,966

Total income	669,697

EXPENSES
Investment management fees	354,780
Distribution fees – Class IB	104,347
Administrative fees	39,963
Professional fees	20,360
Printing and mailing expenses	11,076
Offering costs	10,150
Custodian fees	3,531
Trustees’ fees	1,279
Miscellaneous	278

Gross expenses	545,764
Less: Waiver from investment manager	(49,361)

Net expenses	496,403

NET INVESTMENT INCOME (LOSS)	173,294

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(2,303,045)
Net change in unrealized appreciation (depreciation) on investments in securities	9,591,313

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,288,268

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,461,562

See Notes to Financial Statements.

1022

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EQ/IVY ENERGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$173,294	$73,992
Net realized gain (loss)	(2,303,045)	(1,657,454)
Net change in unrealized appreciation (depreciation)	9,591,313	(32,567,725)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,461,562	(34,151,187)

Distributions to shareholders:
Class IB	—	(90,822)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,265,805 and 1,218,607 shares, respectively ]	9,697,805	5,648,912
Capital shares sold in-kind (Note 8) [ 0 and 18,076,332 shares, respectively ]	—	103,383,963
Capital shares issued in reinvestment of dividends [ 0 and 21,068 shares, respectively ]	—	90,822
Capital shares repurchased [ (1,733,837) and (557,377) shares, respectively ]	(7,596,521)	(2,505,691)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,101,284	106,618,006

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,562,846	72,375,997
NET ASSETS:
Beginning of period	72,375,997	—

End of period	$81,938,843	$72,375,997

* Commencement of Operations.

See Notes to Financial Statements.

1023

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EQ/IVY ENERGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$3.86		$5.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		—	#
Net realized and unrealized gain (loss)	0.38		(1.86)

Total from investment operations	0.39		(1.86)

Less distributions:
Dividends from net investment income	—		—	#

Net asset value, end of period	$4.25		$3.86

Total return (b)	10.10%		(32.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,939		$72,376
Ratio of expenses to average net assets:
After waivers (a)(f)	1.19	%(j)	1.19	%(j)
Before waivers (a)(f)	1.31%		1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.41%		0.45	%(l)
Before waivers (a)(f)	0.30%		0.28	%(l)
Portfolio turnover rate (z)^	11%		5%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1024

EQ/IVY MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	25.5%
Consumer Discretionary	21.9
Industrials	18.0
Health Care	17.1
Financials	5.2
Materials	4.0
Communication Services	3.6
Consumer Staples	2.4
Repurchase Agreement	0.0 #
Cash and Other	2.3

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,268.50	$6.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.10%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

1025

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EQ/IVY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.6%)
Entertainment (2.7%)
Electronic Arts, Inc.*	84,053	$8,511,207

Interactive Media & Services (0.9%)
Twitter, Inc.*	84,421	2,946,293

Total Communication Services		11,457,500

Consumer Discretionary (21.9%)
Auto Components (1.7%)
BorgWarner, Inc.	126,990	5,331,040

Hotels, Restaurants & Leisure (4.5%)
Chipotle Mexican Grill, Inc.*	11,874	8,702,217
Dunkin’ Brands Group, Inc.	70,958	5,652,515

		14,354,732

Internet & Direct Marketing Retail (3.5%)
GrubHub, Inc.*	65,041	5,072,548
MercadoLibre, Inc.*	9,853	6,027,770

		11,100,318

Multiline Retail (0.3%)
Nordstrom, Inc.	34,707	1,105,765

Specialty Retail (8.9%)
National Vision Holdings, Inc.*	95,647	2,939,232
O’Reilly Automotive, Inc.*	14,213	5,249,145
Tiffany & Co.	46,943	4,395,743
Tractor Supply Co.	83,341	9,067,501
Ulta Beauty, Inc.*	18,450	6,400,120

		28,051,741

Textiles, Apparel & Luxury Goods (3.0%)
Burberry Group plc	146,345	3,460,542
Lululemon Athletica, Inc.*	32,666	5,886,740

		9,347,282

Total Consumer Discretionary		69,290,878

Consumer Staples (2.4%)
Food & Staples Retailing (1.2%)
Sprouts Farmers Market, Inc.*	194,818	3,680,112

Food Products (1.2%)
Hershey Co. (The)	28,446	3,812,617

Total Consumer Staples		7,492,729

Financials (5.2%)
Banks (2.6%)
First Republic Bank	50,549	4,936,110
SVB Financial Group*	13,891	3,119,780

		8,055,890

Capital Markets (2.6%)
Cboe Global Markets, Inc.	15,391	1,594,969
MarketAxess Holdings, Inc.	20,717	6,658,858

		8,253,827

Total Financials		16,309,717

Health Care (17.1%)
Biotechnology (1.9%)
BioMarin Pharmaceutical, Inc.*	34,874	2,986,958
Seattle Genetics, Inc.*	45,613	3,156,876

		6,143,834

Health Care Equipment & Supplies (8.1%)
ABIOMED, Inc.*	18,392	4,790,932
DexCom, Inc.*	37,526	5,622,896
Edwards Lifesciences Corp.*	32,303	5,967,656
Glaukos Corp.*	53,301	4,018,895
Intuitive Surgical, Inc.*	10,003	5,247,074

		25,647,453

Health Care Providers & Services (1.4%)
Laboratory Corp. of America Holdings*	24,559	4,246,251

Health Care Technology (1.8%)
Cerner Corp.	78,425	5,748,553

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	47,573	3,552,276

Pharmaceuticals (2.8%)
Zoetis, Inc.	78,601	8,920,427

Total Health Care		54,258,794

Industrials (18.0%)
Aerospace & Defense (1.6%)
Harris Corp.	26,956	5,098,188

Building Products (2.6%)
AO Smith Corp.	95,620	4,509,439
Trex Co., Inc.*	50,031	3,587,223

		8,096,662

Machinery (6.3%)
Fortive Corp.	70,752	5,767,703
Gardner Denver Holdings, Inc.*	68,344	2,364,703
IDEX Corp.	32,836	5,652,389
Middleby Corp. (The)*	44,426	6,028,608

		19,813,403

Professional Services (5.6%)
CoStar Group, Inc.*	19,713	10,922,184
TransUnion	92,439	6,795,191

		17,717,375

Trading Companies & Distributors (1.9%)
Fastenal Co.	187,942	6,125,030

Total Industrials		56,850,658

Information Technology (25.5%)
Communications Equipment (1.6%)
Arista Networks, Inc.*	19,503	5,063,369

Electronic Equipment, Instruments & Components (3.2%)
Coherent, Inc.*	15,313	2,088,234
Keysight Technologies, Inc.*	77,336	6,945,546
Novanta, Inc.*	12,313	1,161,116

		10,194,896

IT Services (4.3%)
Jack Henry & Associates, Inc.	18,649	2,497,474
Square, Inc., Class A*	87,211	6,325,414
Twilio, Inc., Class A*	33,857	4,616,402

		13,439,290

See Notes to Financial Statements.

1026

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EQ/IVY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (8.1%)
Maxim Integrated Products, Inc.	88,465	$5,291,976
Microchip Technology, Inc. (x)	62,173	5,390,399
Monolithic Power Systems, Inc.	35,234	4,784,073
Teradyne, Inc.	129,990	6,227,821
Universal Display Corp.	21,440	4,032,006

		25,726,275

Software (8.3%)
Crowdstrike Holdings, Inc., Class A (x)*	2,333	159,320
DocuSign, Inc.*	38,510	1,914,332
Guidewire Software, Inc.*	61,607	6,245,718
Palo Alto Networks, Inc.*	20,926	4,263,882
Proofpoint, Inc.*	22,605	2,718,251
ServiceNow, Inc.*	27,482	7,545,733
Tyler Technologies, Inc.*	15,459	3,339,453

		26,186,689

Total Information Technology		80,610,519

Materials (4.0%)
Chemicals (4.0%)
Axalta Coating Systems Ltd.*	176,817	5,263,842
RPM International, Inc.	61,428	3,753,865
Scotts Miracle-Gro Co. (The)	37,564	3,700,054

Total Materials		12,717,761

Total Common Stocks (97.7%) (Cost $267,466,017)		308,988,556

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $125,550, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $128,061. (xx)	$125,524	$125,524

Total Short-Term Investment (0.0%) (Cost $125,524)		125,524

Total Investments in Securities (97.7%) (Cost $267,591,541)		309,114,080
Other Assets Less Liabilities (2.3%)		7,316,510

Net Assets (100%)		$316,430,590

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $4,980,298. This was collateralized by $4,993,022 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/31/19 - 11/15/48 and by cash of $125,524 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,457,500	$—	$—	$11,457,500
Consumer Discretionary	65,830,336	3,460,542	—	69,290,878
Consumer Staples	7,492,729	—	—	7,492,729
Financials	16,309,717	—	—	16,309,717
Health Care	54,258,794	—	—	54,258,794
Industrials	56,850,658	—	—	56,850,658
Information Technology	80,610,519	—	—	80,610,519
Materials	12,717,761	—	—	12,717,761

See Notes to Financial Statements.

1027

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EQ/IVY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investment
Repurchase Agreement	$—	$125,524	$—	$125,524

Total Assets	$305,528,014	$3,586,066	$—	$309,114,080

Total Liabilities	$—	$—	$—	$—

Total	$305,528,014	$3,586,066	$—	$309,114,080

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Equity contracts	$(87,231)	$(87,231)

Total	$(87,231)	$(87,231)

^ This Portfolio held option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held option contracts with an average notional balance of approximately $18,000 for two months during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$36,872,311
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$35,285,850

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,352,037
Aggregate gross unrealized depreciation	(7,791,208)

Net unrealized appreciation	$41,560,829

Federal income tax cost of investments in securities and derivative instruments, if applicable	$267,553,251

For the six months ended June 30, 2019, the Portfolio incurred approximately $854 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1028

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EQ/IVY MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $267,466,017)	$308,988,556
Repurchase Agreements (Cost $125,524)	125,524
Cash	7,370,667
Foreign cash (Cost $1)	1
Receivable for securities sold	358,120
Dividends, interest and other receivables	113,026
Receivable for Portfolio shares sold	95,402
Deferred offering cost	16,415
Securities lending income receivable	1,094
Other assets	3,654

Total assets	317,072,459

LIABILITIES
Investment management fees payable	177,034
Payable for securities purchased	150,703
Payable for return of collateral on securities loaned	125,524
Payable for Portfolio shares redeemed	64,255
Distribution fees payable – Class IB	63,103
Administrative fees payable	24,047
Accrued expenses	37,203

Total liabilities	641,869

NET ASSETS	$316,430,590

Net assets were comprised of:
Paid in capital	$273,894,376
Total distributable earnings (loss)	42,536,214

Net assets	$316,430,590

Class IB
Net asset value, offering and redemption price per share, $316,430,590 / 22,554,794 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.03

(x)	Includes value of securities on loan of $4,980,298.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$942,727
Interest	61,671
Securities lending (net)	11,336

Total income	1,015,734

EXPENSES
Investment management fees	1,233,612
Distribution fees – Class IB	362,826
Administrative fees	138,936
Offering costs	26,290
Professional fees	22,789
Printing and mailing expenses	18,412
Custodian fees	7,588
Trustees’ fees	4,263
Tax expense	470
Miscellaneous	1,014

Gross expenses	1,816,200
Less: Waiver from investment manager	(217,441)

Net expenses	1,598,759

NET INVESTMENT INCOME (LOSS)	(583,025)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,609,197
Foreign currency transactions	309
Options written	81,391

Net realized gain (loss)	2,690,897

Change in unrealized appreciation (depreciation) on:
Investments in securities	64,129,292
Foreign currency translations	(18)

Net change in unrealized appreciation (depreciation)	64,129,274

NET REALIZED AND UNREALIZED GAIN (LOSS)	66,820,171

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,237,146

See Notes to Financial Statements.

1029

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EQ/IVY MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(583,025)	$(57,107)
Net realized gain (loss)	2,690,897	(1,148,676)
Net change in unrealized appreciation (depreciation)	64,129,274	(22,606,611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	66,237,146	(23,812,394)

Distributions to shareholders:
Class IB	—	(24,364)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,379,043 and 1,051,223 shares, respectively ]	17,928,125	12,526,271
Capital shares sold in-kind (Note 8) [ 0 and 21,446,622 shares, respectively ]	—	260,404,882
Capital shares issued in reinvestment of dividends [ 0 and 2,094 shares, respectively ]	—	24,364
Capital shares repurchased [ (987,960) and (336,228) shares, respectively ]	(12,940,572)	(3,912,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,987,553	269,042,649

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,224,699	245,205,891
NET ASSETS:
Beginning of period	245,205,891	—

End of period	$316,430,590	$245,205,891

* Commencement of Operations.

See Notes to Financial Statements.

1030

EQ ADVISORS TRUST

EQ/IVY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$11.06		$12.14

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		—	#
Net realized and unrealized gain (loss)	3.00		(1.08)

Total from investment operations	2.97		(1.08)

Less distributions:
Dividends from net investment income	—		—	#

Net asset value, end of period	$14.03		$11.06

Total return (b)	26.85%		(8.89)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$316,431		$245,206
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.10	%(j)
Before waivers (a)(f)	1.25%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.40)%		(0.11	)%(l)
Before waivers (a)(f)	(0.55)%		(0.32	)%(l)
Portfolio turnover rate (z)^	12%		7%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1031

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	57.9%
Health Care	15.2
Communication Services	14.5
Consumer Discretionary	5.8
Real Estate	1.4
Investment Company	1.0
Repurchase Agreements	0.6
Industrials	0.5
Materials	0.3
Cash and Other	2.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,323.80	$6.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.10	5.75

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

1032

EQ ADVISORS TRUST

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (14.5%)
Entertainment (4.9%)
Electronic Arts, Inc.*	17,149	$1,736,508
Netflix, Inc.*	6,380	2,343,501
Take-Two Interactive Software, Inc.*	15,951	1,810,917
Walt Disney Co. (The)	13,867	1,936,388

		7,827,314

Interactive Media & Services (9.6%)
Alphabet, Inc., Class A*	3,393	3,673,941
Alphabet, Inc., Class C*	4,483	4,845,720
Baidu, Inc. (ADR)*	6,890	808,610
Facebook, Inc., Class A*	31,440	6,067,920

		15,396,191

Total Communication Services		23,223,505

Consumer Discretionary (5.8%)
Internet & Direct Marketing Retail (5.8%)
Alibaba Group Holding Ltd. (ADR)*	36,960	6,262,872
Amazon.com, Inc.*	1,653	3,130,170

Total Consumer Discretionary		9,393,042

Health Care (15.2%)
Biotechnology (10.4%)
CRISPR Therapeutics AG (x)*	19,008	895,277
Evogene Ltd. (x)*	38,500	58,520
Ionis Pharmaceuticals, Inc.*	60,133	3,864,748
Moderna, Inc.*	31,384	459,462
Sage Therapeutics, Inc.*	6,738	1,233,660
Sarepta Therapeutics, Inc.*	15,787	2,398,835
Vertex Pharmaceuticals, Inc.*	42,234	7,744,871

		16,655,373

Health Care Technology (4.3%)
Cerner Corp.	82,554	6,051,208
Teladoc Health, Inc.*	13,034	865,588

		6,916,796

Pharmaceuticals (0.5%)
Elanco Animal Health, Inc.*	23,735	802,243

Total Health Care		24,374,412

Industrials (0.5%)
Road & Rail (0.5%)
Lyft, Inc., Class A (x)*	13,028	856,070

Total Industrials		856,070

Information Technology (57.9%)
Electronic Equipment, Instruments & Components (0.3%)
Keysight Technologies, Inc.*	4,850	435,579

IT Services (12.3%)
Euronet Worldwide, Inc.*	60,841	10,235,890
Fiserv, Inc.*	18,363	1,673,971
WNS Holdings Ltd. (ADR)*	132,600	7,849,920

		19,759,781

Semiconductors & Semiconductor Equipment (20.5%)
ASML Holding NV (Registered) (NYRS)	17,617	3,663,103
Cypress Semiconductor Corp.	150,588	3,349,077
Infineon Technologies AG	162,176	2,867,580
Microchip Technology, Inc.	24,118	2,091,031
Micron Technology, Inc.*	133,469	5,150,569
QUALCOMM, Inc.	60,647	4,613,417
Semtech Corp.*	59,753	2,871,132
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,696	418,962
Universal Display Corp.	41,491	7,802,797

		32,827,668

Software (20.1%)
ACI Worldwide, Inc.*	210,328	7,222,664
Aspen Technology, Inc.*	69,848	8,680,709
Microsoft Corp.	122,421	16,399,517

		32,302,890

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	38,289	7,578,159

Total Information Technology		92,904,077

Materials (0.3%)
Chemicals (0.3%)
Marrone Bio Innovations, Inc. (x)*	313,500	470,250

Total Materials		470,250

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
QTS Realty Trust, Inc. (REIT), Class A	47,218	2,180,527

Total Real Estate		2,180,527

Total Common Stocks (95.6%) (Cost $130,374,929)		153,401,883

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	1,567,917	1,568,543

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $750,351, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $765,000. (xx)	$750,000	$750,000

See Notes to Financial Statements.

1033

EQ ADVISORS TRUST

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $205,567, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $209,679. (xx)	$205,525	$205,525

Total Repurchase Agreements		955,525

Total Short-Term Investments (1.6%) (Cost $2,523,978)		2,524,068

Total Investments in Securities (97.2%) (Cost $132,898,907)		155,925,951
Other Assets Less Liabilities (2.8%)		4,536,299

Net Assets (100%)		$160,462,250

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $1,049,875. This was collateralized by $88,565 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/11/19 - 2/15/49 and by cash of $955,525 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,223,505	$—	$—	$23,223,505
Consumer Discretionary	9,393,042	—	—	9,393,042
Health Care	24,374,412	—	—	24,374,412
Industrials	856,070	—	—	856,070
Information Technology	90,036,497	2,867,580	—	92,904,077
Materials	470,250	—	—	470,250
Real Estate	2,180,527	—	—	2,180,527
Short-Term Investments
Investment Company	1,568,543	—	—	1,568,543
Repurchase Agreements	—	955,525	—	955,525

Total Assets	$152,102,846	$3,823,105	$—	$155,925,951

Total Liabilities	$—	$—	$—	$—

Total	$152,102,846	$3,823,105	$—	$155,925,951

See Notes to Financial Statements.

1034

EQ ADVISORS TRUST

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Total
Equity contracts	$593,547	$593,547

Total	$593,547	$593,547

^ This Portfolio held options contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held option contracts with an average notional balance of approximately $795,000 for three months during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,768,973
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$32,292,811

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,654,228
Aggregate gross unrealized depreciation	(1,627,500)

Net unrealized appreciation	$23,026,728

Federal income tax cost of investments in securities and derivative instruments, if applicable	$132,899,223

For the six months ended June 30, 2019, the Portfolio incurred approximately $502 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1035

EQ ADVISORS TRUST

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $131,943,382)	$154,970,426
Repurchase Agreements (Cost $955,525)	955,525
Cash	4,200,000
Receivable for securities sold	1,648,909
Dividends, interest and other receivables	67,178
Receivable for Portfolio shares sold	23,177
Securities lending income receivable	10,681
Deferred offering cost	8,666
Other assets	1,862

Total assets	161,886,424

LIABILITIES
Payable for return of collateral on securities loaned	955,525
Payable for securities purchased	175,160
Payable for Portfolio shares redeemed	129,996
Investment management fees payable	92,674
Distribution fees payable – Class IB	31,855
Administrative fees payable	12,139
Accrued expenses	26,825

Total liabilities	1,424,174

NET ASSETS	$160,462,250

Net assets were comprised of:
Paid in capital	$136,728,781
Total distributable earnings (loss)	23,733,469

Net assets	$160,462,250

Class IB
Net asset value, offering and redemption price per share, $160,462,250 / 4,735,573 shares outstanding (unlimited amount authorized: $0.01 par value)	$33.88

(x)	Includes value of securities on loan of $1,049,875.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$476,587
Interest	39,755
Securities lending (net)	92,035

Total income	608,377

EXPENSES
Investment management fees	622,778
Distribution fees – Class IB	183,170
Administrative fees	70,139
Professional fees	21,084
Offering costs	13,879
Printing and mailing expenses	13,587
Custodian fees	4,959
Trustees’ fees	2,151
Tax expense	1,371
Miscellaneous	750

Gross expenses	933,868
Less: Waiver from investment manager	(90,576)

Net expenses	843,292

NET INVESTMENT INCOME (LOSS)	(234,915)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,934,488
Foreign currency transactions	(488)
Options written	(614,524)

Net realized gain (loss)	1,319,476

Net change in unrealized appreciation (depreciation) on investments in securities	38,861,599

NET REALIZED AND UNREALIZED GAIN (LOSS)	40,181,075

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,946,160

See Notes to Financial Statements.

1036

EQ ADVISORS TRUST

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(234,915)	$(34,683)
Net realized gain (loss)	1,319,476	(413,119)
Net change in unrealized appreciation (depreciation)	38,861,599	(15,834,555)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,946,160	(16,282,357)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 375,220 and 453,300 shares, respectively ]	11,649,528	12,568,593
Capital shares sold in-kind (Note 8) [ 0 and 4,638,378 shares, respectively ]	—	134,345,045
Capital shares repurchased [ (549,179) and (182,146) shares, respectively ]	(16,814,421)	(4,950,298)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,164,893)	141,963,340

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,781,267	125,680,983
NET ASSETS:
Beginning of period	125,680,983	—

End of period	$160,462,250	$125,680,983

* Commencement of Operations.

See Notes to Financial Statements.

1037

EQ ADVISORS TRUST

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$25.60		$28.96

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)		(0.01)
Net realized and unrealized gain (loss)	8.33		(3.35)

Total from investment operations	8.28		(3.36)

Net asset value, end of period	$33.88		$25.60

Total return (b)	32.38%		(11.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$160,462		$125,681
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.15	%(j)
Before waivers (a)(f)	1.27%		1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.32)%		(0.14	)%(l)
Before waivers (a)(f)	(0.44)%		(0.34	)%(l)
Portfolio turnover rate (z)^	19%		2%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1038

EQ/JANUS ENTERPRISE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	33.8%
Industrials	19.1
Health Care	17.0
Financials	12.0
Consumer Discretionary	8.5
Real Estate	4.1
Communication Services	1.4
Materials	1.3
Investment Company	0.6
Repurchase Agreements	0.5
Cash and Other	1.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,269.74	$5.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,269.58	5.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,271.90	4.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1039

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Entertainment (0.5%)
Liberty Media Corp.-Liberty Formula One, Class C*	138,905	$5,196,436

Media (0.9%)
Omnicom Group, Inc.	114,807	9,408,434

Total Communication Services		14,604,870

Consumer Discretionary (8.5%)
Auto Components (0.3%)
Visteon Corp. (x)*	60,519	3,545,203

Diversified Consumer Services (2.2%)
frontdoor, Inc.*	154,628	6,734,050
ServiceMaster Global Holdings, Inc.*	309,256	16,109,145

		22,843,195

Hotels, Restaurants & Leisure (3.2%)
Aramark	239,878	8,650,001
Dunkin’ Brands Group, Inc.	189,559	15,100,270
Norwegian Cruise Line Holdings Ltd.*	186,712	10,013,364

		33,763,635

Internet & Direct Marketing Retail (0.5%)
Wayfair, Inc., Class A*	35,720	5,215,120

Specialty Retail (0.6%)
Williams-Sonoma, Inc. (x)	98,134	6,378,710

Textiles, Apparel & Luxury Goods (1.7%)
Gildan Activewear, Inc.	447,988	17,328,176

Total Consumer Discretionary		89,074,039

Financials (12.0%)
Banks (0.5%)
SVB Financial Group*	23,584	5,296,731

Capital Markets (5.7%)
Cboe Global Markets, Inc.	61,581	6,381,639
LPL Financial Holdings, Inc.	292,212	23,835,733
MSCI, Inc.	33,174	7,921,619
TD Ameritrade Holding Corp.	427,842	21,357,873

		59,496,864

Consumer Finance (0.6%)
Synchrony Financial	179,656	6,228,673

Insurance (5.2%)
Aon plc	120,243	23,204,494
Intact Financial Corp.	162,636	15,029,750
WR Berkley Corp.	242,551	15,991,387

		54,225,631

Total Financials		125,247,899

Health Care (17.0%)
Biotechnology (2.3%)
Alkermes plc*	3,138	70,731
Celgene Corp.*	88,166	8,150,065
Neurocrine Biosciences, Inc.*	101,603	8,578,341
Sage Therapeutics, Inc. (x)*	16,467	3,014,943
Sarepta Therapeutics, Inc. (x)*	31,742	4,823,197

		24,637,277

Health Care Equipment & Supplies (8.5%)
Boston Scientific Corp.*	504,880	21,699,742
Cooper Cos., Inc. (The)	67,368	22,695,606
ICU Medical, Inc.*	34,741	8,751,605
STERIS plc	133,750	19,912,700
Teleflex, Inc.	27,311	9,044,038
Varian Medical Systems, Inc.*	47,304	6,439,493

		88,543,184

Life Sciences Tools & Services (4.8%)
IQVIA Holdings, Inc.*	96,733	15,564,340
PerkinElmer, Inc.	217,349	20,939,403
Waters Corp.*	62,439	13,439,370

		49,943,113

Pharmaceuticals (1.4%)
Catalent, Inc.*	219,157	11,880,501
Elanco Animal Health, Inc.*	76,228	2,576,506

		14,457,007

Total Health Care		177,580,581

Industrials (19.1%)
Aerospace & Defense (3.2%)
Harris Corp.	72,631	13,736,701
Teledyne Technologies, Inc.*	72,856	19,953,073

		33,689,774

Airlines (0.6%)
Ryanair Holdings plc (ADR)*	104,859	6,725,656

Commercial Services & Supplies (2.7%)
Cimpress NV (x)*	117,309	10,662,215
Edenred	164,720	8,402,417
Ritchie Bros Auctioneers, Inc.	270,127	8,973,619

		28,038,251

Electrical Equipment (2.4%)
Sensata Technologies Holding plc*	511,915	25,083,835

Industrial Conglomerates (1.2%)
Carlisle Cos., Inc.	87,707	12,314,940

Machinery (3.0%)
Middleby Corp. (The)*	61,389	8,330,487
Rexnord Corp.*	370,118	11,184,966
Wabtec Corp. (x)	161,990	11,624,403

		31,139,856

Professional Services (4.7%)
CoStar Group, Inc.*	37,403	20,723,506
IHS Markit Ltd.*	159,993	10,194,754
Verisk Analytics, Inc.	124,411	18,221,235

		49,139,495

Road & Rail (0.8%)
Old Dominion Freight Line, Inc.	56,617	8,450,654

Trading Companies & Distributors (0.5%)
Ferguson plc	79,415	5,647,772

Total Industrials		200,230,233

Information Technology (33.8%)
Electronic Equipment, Instruments & Components (5.9%)
Belden, Inc.	113,970	6,789,193
Dolby Laboratories, Inc., Class A	158,694	10,251,632
Flex Ltd.*	830,810	7,950,852
National Instruments Corp.	335,080	14,070,009

See Notes to Financial Statements.

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EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
TE Connectivity Ltd.	229,875	$22,017,428

		61,079,114

IT Services (12.2%)
Amdocs Ltd.	265,305	16,472,787
Broadridge Financial Solutions, Inc.	137,941	17,612,307
Euronet Worldwide, Inc.*	37,365	6,286,288
Fidelity National Information Services, Inc.	129,505	15,887,673
Gartner, Inc.*	49,015	7,888,474
Global Payments, Inc.	152,807	24,468,985
GoDaddy, Inc., Class A*	202,026	14,172,124
WEX, Inc.*	121,069	25,194,459

		127,983,097

Semiconductors & Semiconductor Equipment (7.0%)
KLA-Tencor Corp.	146,933	17,367,481
Lam Research Corp.	68,253	12,820,643
Microchip Technology, Inc. (x)	244,923	21,234,824
ON Semiconductor Corp.*	794,190	16,050,580
Xilinx, Inc.	52,068	6,139,858

		73,613,386

Software (8.7%)
Atlassian Corp. plc, Class A*	111,388	14,574,006
Constellation Software, Inc.	30,450	28,699,105
Intuit, Inc.	27,615	7,216,628
Nice Ltd. (ADR)*	134,766	18,462,943
SS&C Technologies Holdings, Inc.	387,366	22,316,155

		91,268,837

Total Information Technology		353,944,434

Materials (1.3%)
Containers & Packaging (1.3%)
Sealed Air Corp.	321,530	13,755,053

Total Materials		13,755,053

Real Estate (4.1%)
Equity Real Estate Investment Trusts (REITs) (4.1%)
Crown Castle International Corp. (REIT)	169,891	22,145,292
Lamar Advertising Co. (REIT), Class A	253,211	20,436,660

Total Real Estate		42,581,952

Total Common Stocks (97.2%) (Cost $679,361,713)		1,017,019,061

SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	5,431,257	5,433,429

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $1,100,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $1,122,000. (xx)	$1,100,000	1,100,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $100,023, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $102,001. (xx)	100,000	100,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $3,545,854, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $3,616,772. (xx)	3,545,116	3,545,116
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $1,000,211, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $1,024,035. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		5,745,116

Total Short-Term Investments (1.1%) (Cost $11,178,098)		11,178,545

Total Investments in Securities (98.3%) (Cost $690,539,811)		1,028,197,606
Other Assets Less Liabilities (1.7%)		18,281,059

Net Assets (100%)		$1,046,478,665

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $22,118,882. This was collateralized by $16,795,661 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $5,745,116 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,604,870	$—	$—	$14,604,870
Consumer Discretionary	89,074,039	—	—	89,074,039
Financials	125,247,899	—	—	125,247,899
Health Care	177,580,581	—	—	177,580,581
Industrials	186,180,044	14,050,189	—	200,230,233
Information Technology	353,944,434	—	—	353,944,434
Materials	13,755,053	—	—	13,755,053
Real Estate	42,581,952	—	—	42,581,952
Short-Term Investments
Investment Company	5,433,429	—	—	5,433,429
Repurchase Agreements	—	5,745,116	—	5,745,116

Total Assets	$1,008,402,301	$19,795,305	$—	$1,028,197,606

Total Liabilities	$—	$—	$—	$—

Total	$1,008,402,301	$19,795,305	$—	$1,028,197,606

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$46,843,067
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$106,039,555

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$356,782,176
Aggregate gross unrealized depreciation	(19,086,139)

Net unrealized appreciation	$337,696,037

Federal income tax cost of investments in securities and derivative instruments, if applicable	$690,501,569

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $684,794,695)	$1,022,452,490
Repurchase Agreements (Cost $5,745,116)	5,745,116
Cash	24,669,000
Dividends, interest and other receivables	485,201
Receivable for securities sold	331,333
Receivable for Portfolio shares sold	244,010
Securities lending income receivable	7,018
Other assets	10,973

Total assets	1,053,945,141

LIABILITIES
Payable for return of collateral on securities loaned	5,745,116
Payable for Portfolio shares redeemed	776,805
Investment management fees payable	573,171
Distribution fees payable – Class IB	184,949
Administrative fees payable	80,217
Distribution fees payable – Class IA	16,559
Accrued expenses	89,659

Total liabilities	7,466,476

NET ASSETS	$1,046,478,665

Net assets were comprised of:
Paid in capital	$667,460,341
Total distributable earnings (loss)	379,018,324

Net assets	$1,046,478,665

Class IA
Net asset value, offering and redemption price per share, $82,277,345 / 3,875,534 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.23

Class IB
Net asset value, offering and redemption price per share, $919,803,986 / 43,982,351 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.91

Class K
Net asset value, offering and redemption price per share, $44,397,334 / 2,050,283 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.65

(x)	Includes value of securities on loan of $22,118,882.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $185,503 foreign withholding tax)	$5,427,058
Interest	170,667
Securities lending (net)	112,449

Total income	5,710,174

EXPENSES
Investment management fees	3,434,012
Distribution fees – Class IB	1,077,773
Administrative fees	470,025
Distribution fees – Class IA	96,933
Printing and mailing expenses	41,710
Professional fees	35,867
Custodian fees	31,979
Trustees’ fees	14,600
Miscellaneous	10,105

Gross expenses	5,213,004
Less: Waiver from investment manager	(104,002)

Net expenses	5,109,002

NET INVESTMENT INCOME (LOSS)	601,172

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	35,756,931
Foreign currency transactions	317

Net realized gain (loss)	35,757,248

Change in unrealized appreciation (depreciation) on:
Investments in securities	192,796,285
Foreign currency translations	985

Net change in unrealized appreciation (depreciation)	192,797,270

NET REALIZED AND UNREALIZED GAIN (LOSS)	228,554,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$229,155,690

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$601,172	$(1,042,902)
Net realized gain (loss)	35,757,248	51,739,588
Net change in unrealized appreciation (depreciation)	192,797,270	(63,120,931)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	229,155,690	(12,424,245)

Distributions to shareholders:
Class IA	—	(4,247,497)
Class IB	—	(46,269,130)
Class K	—	(2,222,283)

Total distributions to shareholders	—	(52,738,910)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 125,711 and 349,584 shares, respectively ]	2,477,496	6,712,993
Capital shares issued in reinvestment of distributions [ 0 and 240,777 shares, respectively ]	—	4,247,497
Capital shares repurchased [ (450,109) and (589,140) shares, respectively ]	(8,538,225)	(11,269,877)

Total Class IA transactions	(6,060,729)	(309,387)

Class IB
Capital shares sold [ 1,301,554 and 3,029,491 shares, respectively ]	25,041,934	57,372,858
Capital shares issued in reinvestment of distributions [ 0 and 2,662,339 shares, respectively ]	—	46,269,130
Capital shares repurchased [ (3,231,973) and (5,458,589) shares, respectively ]	(62,572,941)	(103,096,710)

Total Class IB transactions	(37,531,007)	545,278

Class K
Capital shares sold [ 105,137 and 278,971 shares, respectively ]	2,144,589	5,435,331
Capital shares issued in reinvestment of distributions [ 0 and 123,678 shares, respectively ]	—	2,222,283
Capital shares repurchased [ (256,584) and (351,558) shares, respectively ]	(5,177,012)	(6,858,471)

Total Class K transactions	(3,032,423)	799,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(46,624,159)	1,035,034

TOTAL INCREASE (DECREASE) IN NET ASSETS	182,531,531	(64,128,121)
NET ASSETS:
Beginning of period	863,947,134	928,075,255

End of period	$1,046,478,665	$863,947,134

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IA		2018	2017	2016		2015	2014
Net asset value, beginning of period	$16.72	$18.05	$15.73	$16.45		$17.87	$20.45

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(0.02)	(0.02)	(0.01	)###	(0.14)	(0.12	)##
Net realized and unrealized gain (loss)	4.50	(0.25)	4.28	(0.70)		(0.85)	(0.01)

Total from investment operations	4.51	(0.27)	4.26	(0.71)		(0.99)	(0.13)

Less distributions:
Distributions from net realized gains	—	(1.06)	(1.94)	(0.01)		(0.43)	(2.45)

Net asset value, end of period	$21.23	$16.72	$18.05	$15.73		$16.45	$17.87

Total return (b)	26.97%	(1.79)%	27.88%	(4.34)%		(5.48)%	(0.72)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$82,277	$70,224	$75,784	$64,274		$75,683	$89,069
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.07%	1.08%	1.08%		1.07%	1.07%
Before waivers (a)(f)	1.07%	1.07%	1.08%	1.08%		1.07%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.11%	(0.12)%	(0.10)%	(0.09	)%(bb)	(0.81)%	(0.58	)%(aa)
Before waivers (a)(f)	0.09%	(0.12)%	(0.10)%	(0.09	)%(bb)	(0.81)%	(0.58	)%(aa)
Portfolio turnover rate (z)^	5%	13%	12%	34%		21%	45%

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018	2017	2016		2015	2014
Net asset value, beginning of period	$16.47	$17.80	$15.53	$16.24		$17.65	$20.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(0.02)	(0.02)	(0.01	)###	(0.14)	(0.11	)##
Net realized and unrealized gain (loss)	4.43	(0.25)	4.23	(0.69)		(0.84)	(0.02)

Total from investment operations	4.44	(0.27)	4.21	(0.70)		(0.98)	(0.13)

Less distributions:
Distributions from net realized gains	—	(1.06)	(1.94)	(0.01)		(0.43)	(2.45)

Net asset value, end of period	$20.91	$16.47	$17.80	$15.53		$16.24	$17.65

Total return (b)	26.96%	(1.81)%	27.92%	(4.33)%		(5.49)%	(0.73)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$919,804	$756,220	$812,885	$685,996		$801,749	$923,131
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.07%	1.08%	1.08%		1.07%	1.07%
Before waivers (a)(f)	1.07%	1.07%	1.08%	1.08%		1.07%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.11%	(0.12)%	(0.10)%	(0.09	)%(cc)	(0.81)%	(0.58	)%(aa)
Before waivers (a)(f)	0.09%	(0.12)%	(0.10)%	(0.09	)%(cc)	(0.81)%	(0.58	)%(aa)
Portfolio turnover rate (z)^	5%	13%	12%	34%		21%	45%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class K		2018	2017	2016		2015	2014
Net asset value, beginning of period	$17.03	$18.32	$15.90	$16.59		$17.97	$20.50

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.03	0.03	0.02	###	(0.10)	(0.06	)##
Net realized and unrealized gain (loss)	4.58	(0.26)	4.33	(0.70)		(0.85)	(0.02)

Total from investment operations	4.62	(0.23)	4.36	(0.68)		(0.95)	(0.08)

Less distributions:
Distributions from net realized gains	—	(1.06)	(1.94)	(0.01)		(0.43)	(2.45)

Net asset value, end of period	$21.65	$17.03	$18.32	$15.90		$16.59	$17.97

Total return (b)	27.19%	(1.54)%	28.22%	(4.12)%		(5.23)%	(0.47)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$44,397	$37,503	$39,406	$32,139		$37,430	$43,862
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%	0.82%	0.83%	0.83%		0.82%	0.82%
Before waivers (a)(f)	0.82%	0.82%	0.83%	0.83%		0.82%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.36%	0.13%	0.15%	0.16	%(bb)	(0.56)%	(0.32	)%(aa)
Before waivers (a)(f)	0.34%	0.13%	0.15%	0.16	%(bb)	(0.56)%	(0.32	)%(aa)
Portfolio turnover rate (z)^	5%	13%	12%	34%		21%	45%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.18), $(0.18), and $(0.13) for Class IA, Class IB and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.06) and $(0.02) for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.32% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.31% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.30% lower.

See Notes to Financial Statements.

1046

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Exchange Traded Funds	52.3%
U.S. Treasury Obligations	29.2
U.S. Government Agency Securities	17.9
Cash and Other	0.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,095.83	$5.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.07	5.78
Class K
Actual	1,000.00	1,096.88	4.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.31	4.53

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (34.8%)
iShares 1-3 Year Treasury Bond ETF	213,629	$18,111,466
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	439,706	27,173,831

Total Fixed Income		45,285,297

Equity (17.5%)
Vanguard S&P 500 ETF	84,431	22,724,604

Total Exchange Traded Funds (52.3%) (Cost $65,351,369)		68,009,901

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (2.3%)
U.S. Treasury Notes 2.000%, 1/31/20#	$3,030,000	3,028,982

Total Long-Term Debt Securities (2.3%) (Cost $3,020,736)		3,028,982

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (17.9%)
FFCB 0.00%, 7/1/19 (o)(p)	6,588,000	6,588,000
FHLB 2.10%, 7/1/19 (o)	6,748,000	6,748,000
FHLMC 0.00%, 7/1/19 (o)(p)	10,000,000	10,000,000

Total U.S. Government Agency Securities		23,336,000

U.S. Treasury Obligations (26.9%)
U.S. Treasury Bills 1.77%, 7/9/19 (p)	35,000,000	34,984,523

Total Short-Term Investments (44.8%) (Cost $58,318,574)		58,320,523

Total Investments in Securities (99.4%) (Cost $126,690,679)		129,359,406
Other Assets Less Liabilities (0.6%)		759,243

Net Assets (100%)		$130,118,649

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,018,986.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2019.
(p)	Yield to maturity.

Glossary:

EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	334	9/2019	EUR	13,163,569	402,425
FTSE 100 Index	62	9/2019	GBP	5,802,122	54,619
Russell 2000 E-Mini Index	155	9/2019	USD	12,145,025	224,745
S&P 500 E-Mini Index	150	9/2019	USD	22,081,500	342,871
TOPIX Index	36	9/2019	JPY	5,178,871	(16,709)

					1,007,951

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$68,009,901	$—	$—	$68,009,901
Futures	1,024,660	—	—	1,024,660
Short-Term Investments
U.S. Government Agency Securities	—	23,336,000	—	23,336,000
U.S. Treasury Obligations	—	34,984,523	—	34,984,523
U.S. Treasury Obligations	—	3,028,982	—	3,028,982

Total Assets	$69,034,561	$61,349,505	$—	$130,384,066

Liabilities:
Futures	$(16,709)	$—	$—	$(16,709)

Total Liabilities	$(16,709)	$—	$—	$(16,709)

Total	$69,017,852	$61,349,505	$—	$130,367,357

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,024,660	*

Total		$1,024,660

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(16,709	)*

Total		$(16,709)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,853,963	$2,853,963

Total	$2,853,963	$2,853,963

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,298,185	$2,298,185

Total	$2,298,185	$2,298,185

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

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EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $43,198,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,565,317
Long-term U.S. government debt securities	1,690,305

$31,255,622

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,410,330
Long-term U.S. government debt securities	255,890

$2,666,220

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,815,130
Aggregate gross unrealized depreciation	894,063

Net unrealized appreciation	$4,709,193

Federal income tax cost of investments in securities and derivative instruments, if applicable	$125,658,164

See Notes to Financial Statements.

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EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $126,690,679)	$129,359,406
Cash	292
Due from broker for futures variation margin	2,012,843
Receivable for Portfolio shares sold	364,884
Dividends, interest and other receivables	142,291
Other assets	1,273

Total assets	131,880,989

LIABILITIES
Payable for securities purchased	1,619,205
Investment management fees payable	72,453
Distribution fees payable – Class IB	23,518
Administrative fees payable	12,524
Trustees’ fees payable	34
Payable for Portfolio shares redeemed	22
Accrued expenses	34,584

Total liabilities	1,762,340

NET ASSETS	$130,118,649

Net assets were comprised of:
Paid in capital	$125,443,944
Total distributable earnings (loss)	4,674,705

Net assets	$130,118,649

Class IB
Net asset value, offering and redemption price per share, $119,569,010 / 11,365,256 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.52

Class K
Net asset value, offering and redemption price per share, $10,549,639 / 1,001,676 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.53

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$584,576
Dividends	559,256

Total income	1,143,832

EXPENSES
Investment management fees	417,067
Distribution fees – Class IB	117,711
Administrative fees	64,406
Professional fees	25,254
Printing and mailing expenses	12,072
Custodian fees	5,482
Trustees’ fees	1,406
Miscellaneous	424

Gross expenses	643,822
Less: Waiver from investment manager	(54,738)

Net expenses	589,084

NET INVESTMENT INCOME (LOSS)	554,748

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,396)
Futures contracts	2,853,963
Foreign currency transactions	(14,483)

Net realized gain (loss)	2,837,084

Change in unrealized appreciation (depreciation) on:
Investments in securities	3,305,724
Futures contracts	2,298,185
Foreign currency translations	15,063

Net change in unrealized appreciation (depreciation)	5,618,972

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,456,056

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,010,804

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$554,748	$387,044
Net realized gain (loss)	2,837,084	(2,404,709)
Net change in unrealized appreciation (depreciation)	5,618,972	(2,001,265)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,010,804	(4,018,930)

Distributions to shareholders:
Class IB	—	(448,688)
Class K	—	(97,542)

Total distributions to shareholders	—	(546,230)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,175,628 and 7,212,267 shares, respectively ]	42,445,231	73,312,912
Capital shares issued in reinvestment of dividends and distributions [ 0 and 45,180 shares, respectively ]	—	448,688
Capital shares repurchased [ (17,725) and (60,110) shares, respectively ]	(180,058)	(617,871)

Total Class IB transactions	42,265,173	73,143,729

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,815 shares, respectively ]	—	97,542

Total Class K transactions	—	97,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	42,265,173	73,241,271

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,275,977	68,676,111
NET ASSETS:
Beginning of period	78,842,672	10,166,561

End of period	$130,118,649	$78,842,672

See Notes to Financial Statements.

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EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$9.60		$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.10		0.01
Net realized and unrealized gain (loss)	0.87		(0.58)		0.16

Total from investment operations	0.92		(0.48)		0.17

Less distributions:
Dividends from net investment income	—		(0.05)		(0.02)
Distributions from net realized gains	—		(0.02)		—

Total dividends and distributions	—		(0.07)		(0.02)

Net asset value, end of period	$10.52		$9.60		$10.15

Total return (b)	9.58%		(4.73)%		1.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$119,569		$69,223		$102
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15	%(j)	1.15	%(j)	1.17	%**(k)
Before waivers and reimbursements (a)(f)	1.26%		1.55%		3.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.04%		0.99%		0.92	%(l)
Before waivers and reimbursements (a)(f)(x)	0.94%		0.59%		(1.02	)%(l)
Portfolio turnover rate (z)^	5%		62%		1%

Class K	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$9.60		$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.09		0.02
Net realized and unrealized gain (loss)	0.87		(0.54)		0.15

Total from investment operations	0.93		(0.45)		0.17

Less distributions:
Dividends from net investment income	—		(0.08)		(0.02)
Distributions from net realized gains	—		(0.02)		—

Total dividends and distributions	—		(0.10)		(0.02)

Net asset value, end of period	$10.53		$9.60		$10.15

Total return (b)	9.69%		(4.48)%		1.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,550		$9,619		$10,065
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(j)	0.90	%(j)	0.92	%**(k)
Before waivers and reimbursements (a)(f)	1.01%		1.47%		2.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.26%		0.91%		1.17	%(l)
Before waivers and reimbursements (a)(f)(x)	1.16%		0.34%		(0.76	)%(l)
Portfolio turnover rate (z)^	5%		62%		1%

See Notes to Financial Statements.

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EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class IB and 0.96% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1054

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	18.4%
Health Care	16.8
Communication Services	10.3
Energy	8.8
Consumer Discretionary	8.8
Materials	7.4
Real Estate	7.1
Industrials	6.2
Consumer Staples	5.0
Utilities	3.8
Information Technology	3.5
U.S. Government Agency Security	3.3
Cash and Other	0.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,150.57	$5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.94	4.90
Class IB
Actual	1,000.00	1,150.83	5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.94	4.90
Class K
Actual	1,000.00	1,152.67	3.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.18	3.65

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.3%)
Diversified Telecommunication Services (1.5%)
Verizon Communications, Inc.	160,600	$9,175,078

Interactive Media & Services (1.0%)
Alphabet, Inc., Class A*	5,300	5,738,840

Media (7.3%)
Altice USA, Inc., Class A*	120,800	2,941,480
Charter Communications, Inc., Class A*	41,700	16,479,006
Comcast Corp., Class A	612,100	25,879,588

		45,300,074

Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.*	42,800	3,173,192

Total Communication Services		63,387,184

Consumer Discretionary (8.8%)
Automobiles (1.0%)
Ford Motor Co.	275,600	2,819,388
General Motors Co.	90,730	3,495,827

		6,315,215

Hotels, Restaurants & Leisure (2.0%)
Carnival Corp.	105,600	4,915,680
Norwegian Cruise Line Holdings Ltd.*	135,400	7,261,502

		12,177,182

Household Durables (1.9%)
Lennar Corp., Class A	114,052	5,526,960
Mohawk Industries, Inc.*	43,100	6,355,957

		11,882,917

Leisure Products (0.7%)
Brunswick Corp.	86,300	3,960,307

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	37,000	5,703,180
Best Buy Co., Inc.	39,700	2,768,281
Lowe’s Cos., Inc.	52,400	5,287,684

		13,759,145

Textiles, Apparel & Luxury Goods (1.0%)
Levi Strauss & Co., Class A*	56,400	1,177,632
PVH Corp.	36,700	3,473,288
Tapestry, Inc.	44,700	1,418,331

		6,069,251

Total Consumer Discretionary		54,164,017

Consumer Staples (5.0%)
Beverages (0.6%)
Coca-Cola Co. (The)	65,100	3,314,892

Food & Staples Retailing (1.3%)
Sprouts Farmers Market, Inc.*	66,600	1,258,074
Walmart, Inc.	62,300	6,883,527

		8,141,601

Food Products (1.7%)
General Mills, Inc.	35,100	1,843,452
Kellogg Co.	45,700	2,448,149
Lamb Weston Holdings, Inc.	99,600	6,310,656

		10,602,257

Household Products (0.2%)
Energizer Holdings, Inc.	35,600	1,375,584

Tobacco (1.2%)
Philip Morris International, Inc.	93,600	7,350,408

Total Consumer Staples		30,784,742

Energy (8.8%)
Oil, Gas & Consumable Fuels (8.8%)
Anadarko Petroleum Corp.	95,800	6,759,648
Chevron Corp.	88,300	10,988,052
Concho Resources, Inc.	54,300	5,602,674
Marathon Petroleum Corp.	261,300	14,601,444
Occidental Petroleum Corp.	69,000	3,469,320
Pioneer Natural Resources Co.	64,900	9,985,514
TC Energy Corp.	63,800	3,159,376

Total Energy		54,566,028

Financials (18.4%)
Banks (9.2%)
Bank of America Corp.	444,500	12,890,500
Citigroup, Inc.	155,755	10,907,522
Citizens Financial Group, Inc.	169,200	5,982,912
East West Bancorp, Inc.	118,300	5,532,891
Huntington Bancshares, Inc.	216,300	2,989,266
KeyCorp	709,700	12,597,175
US Bancorp	110,300	5,779,720

		56,679,986

Capital Markets (2.4%)
Intercontinental Exchange, Inc.	36,800	3,162,592
Morgan Stanley	272,200	11,925,082

		15,087,674

Consumer Finance (0.8%)
Capital One Financial Corp.	50,500	4,582,370

Diversified Financial Services (2.5%)
Berkshire Hathaway, Inc., Class B*	71,600	15,262,972

Insurance (3.5%)
Everest Re Group Ltd.	6,700	1,656,106
Hartford Financial Services Group, Inc. (The)	69,300	3,861,396
Lincoln National Corp.	36,300	2,339,535
MetLife, Inc.	215,200	10,688,984
RenaissanceRe Holdings Ltd.	18,600	3,310,986

		21,857,007

Total Financials		113,470,009

Health Care (16.8%)
Biotechnology (0.8%)
Alexion Pharmaceuticals, Inc.*	20,400	2,671,992
Gilead Sciences, Inc.	36,700	2,479,452

		5,151,444

Health Care Equipment & Supplies (5.2%)
Becton Dickinson and Co.	35,300	8,895,953

See Notes to Financial Statements.

1056

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Scientific Corp.*	238,700	$10,259,326
Medtronic plc	33,100	3,223,609
Zimmer Biomet Holdings, Inc.	83,600	9,843,064

		32,221,952

Health Care Providers & Services (5.1%)
Cigna Corp.	92,700	14,604,885
CVS Health Corp.	96,800	5,274,632
DaVita, Inc.*	124,200	6,987,492
Laboratory Corp. of America Holdings*	14,500	2,507,050
UnitedHealth Group, Inc.	7,500	1,830,075

		31,204,134

Pharmaceuticals (5.7%)
Eli Lilly & Co.	48,220	5,342,294
Merck & Co., Inc.	143,800	12,057,630
Pfizer, Inc.	415,900	18,016,788

		35,416,712

Total Health Care		103,994,242

Industrials (6.2%)
Aerospace & Defense (2.3%)
Arconic, Inc.	71,100	1,835,802
General Dynamics Corp.	70,100	12,745,582

		14,581,384

Airlines (1.6%)
Southwest Airlines Co.	190,200	9,658,356

Building Products (0.8%)
Owens Corning	82,200	4,784,040

Electrical Equipment (1.0%)
Eaton Corp. plc	75,600	6,295,968

Machinery (0.5%)
Stanley Black & Decker, Inc.	19,700	2,848,817

Total Industrials		38,168,565

Information Technology (3.5%)
IT Services (1.4%)
Cognizant Technology Solutions Corp., Class A	90,200	5,717,778
Fidelity National Information Services, Inc.	24,300	2,981,124

		8,698,902

Semiconductors & Semiconductor Equipment (1.0%)
Analog Devices, Inc.	34,600	3,905,302
First Solar, Inc.*	39,700	2,607,496

		6,512,798

Software (1.1%)
LogMeIn, Inc.	37,600	2,770,368
Microsoft Corp.	29,400	3,938,424

		6,708,792

Total Information Technology		21,920,492

Materials (7.4%)
Chemicals (5.9%)
Celanese Corp.	21,600	2,328,480
DuPont de Nemours, Inc.	51,600	3,873,612
Eastman Chemical Co.	83,800	6,522,154
FMC Corp.	247,500	20,530,125
Linde plc	16,600	3,333,280

		36,587,651

Containers & Packaging (1.5%)
Crown Holdings, Inc.*	111,300	6,800,430
Westrock Co.	67,500	2,461,725

		9,262,155

Total Materials		45,849,806

Real Estate (7.1%)
Equity Real Estate Investment Trusts (REITs) (7.1%)
Empire State Realty Trust, Inc. (REIT), Class A	281,600	4,170,496
Equinix, Inc. (REIT)	5,700	2,874,453
HCP, Inc. (REIT)	193,100	6,175,338
Mid-America Apartment Communities, Inc. (REIT)	38,300	4,510,208
Prologis, Inc. (REIT)	52,800	4,229,280
SL Green Realty Corp. (REIT)	70,400	5,658,048
Ventas, Inc. (REIT)	151,100	10,327,685
VICI Properties, Inc. (REIT)	271,500	5,983,860

Total Real Estate		43,929,368

Utilities (3.8%)
Electric Utilities (3.8%)
American Electric Power Co., Inc.	71,500	6,292,715
Edison International	62,700	4,226,607
Exelon Corp.	66,500	3,188,010
NextEra Energy, Inc.	31,400	6,432,604
Xcel Energy, Inc.	60,800	3,616,992

Total Utilities		23,756,928

Total Common Stocks (96.1%) (Cost $559,661,014)		593,991,381

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (3.3%)
FFCB 0.00%, 7/1/19 (o)(p)	$20,636,000	20,636,000

Total Short-Term Investment (3.3%) (Cost $20,636,000)		20,636,000

Total Investments in Securities (99.4%) (Cost $580,297,014)		614,627,381
Other Assets Less Liabilities (0.6%)		3,918,011

Net Assets (100%)		$618,545,392

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2019.
(p)	Yield to maturity.

Glossary:

FFCB	— Federal Farm Credit Bank

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$63,387,184	$—	$—	$63,387,184
Consumer Discretionary	54,164,017	—	—	54,164,017
Consumer Staples	30,784,742	—	—	30,784,742
Energy	54,566,028	—	—	54,566,028
Financials	113,470,009	—	—	113,470,009
Health Care	103,994,242	—	—	103,994,242
Industrials	38,168,565	—	—	38,168,565
Information Technology	21,920,492	—	—	21,920,492
Materials	45,849,806	—	—	45,849,806
Real Estate	43,929,368	—	—	43,929,368
Utilities	23,756,928	—	—	23,756,928
Short-Term Investment
U.S. Government Agency Security	—	20,636,000	—	20,636,000

Total Assets	$593,991,381	$20,636,000	$—	$614,627,381

Total Liabilities	$—	$—	$—	$—

Total	$593,991,381	$20,636,000	$—	$614,627,381

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$514,118,708
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$555,265,022

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,667,938
Aggregate gross unrealized depreciation	(21,809,182)

Net unrealized appreciation	$32,858,756

Federal income tax cost of investments in securities and derivative instruments, if applicable	$581,768,625

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $580,297,014)	$614,627,381
Cash	745
Receivable for securities sold	6,012,811
Dividends, interest and other receivables	910,381
Receivable for Portfolio shares sold	190,525
Other assets	6,651

Total assets	621,748,494

LIABILITIES
Payable for securities purchased	2,535,896
Investment management fees payable	298,514
Payable for Portfolio shares redeemed	196,393
Distribution fees payable – Class IB	50,207
Administrative fees payable	47,398
Distribution fees payable – Class IA	4,035
Trustees’ fees payable	34
Accrued expenses	70,625

Total liabilities	3,203,102

NET ASSETS	$618,545,392

Net assets were comprised of:
Paid in capital	$580,389,342
Total distributable earnings (loss)	38,156,050

Net assets	$618,545,392

Class IA
Net asset value, offering and redemption price per share, $20,379,240 / 1,179,845 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.27

Class IB
Net asset value, offering and redemption price per share, $250,332,701 / 14,450,482 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.32

Class K
Net asset value, offering and redemption price per share, $347,833,451 / 20,120,966 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.29

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,197 foreign withholding tax)	$6,456,470
Interest	190,593

Total income	6,647,063

EXPENSES
Investment management fees	1,836,757
Distribution fees – Class IB	295,651
Administrative fees	293,084
Professional fees	31,629
Printing and mailing expenses	29,405
Custodian fees	26,779
Distribution fees – Class IA	23,488
Trustees’ fees	9,371
Miscellaneous	4,959

Total expenses	2,551,123

NET INVESTMENT INCOME (LOSS)	4,095,940

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	4,685,489
Net change in unrealized appreciation (depreciation) on investments in securities	76,898,573

NET REALIZED AND UNREALIZED GAIN (LOSS)	81,584,062

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,680,002

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,095,940	$7,938,674
Net realized gain (loss)	4,685,489	34,958,781
Net change in unrealized appreciation (depreciation)	76,898,573	(145,582,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	85,680,002	(102,685,413)

Distributions to shareholders:
Class IA	—	(1,676,448)
Class IB	—	(21,065,582)
Class K	—	(37,614,068)

Total distributions to shareholders	—	(60,356,098)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 236,119 and 308,446 shares, respectively ]	3,981,491	5,893,848
Capital shares issued in reinvestment of dividends and distributions [ 0 and 101,593 shares, respectively ]	—	1,676,448
Capital shares repurchased [ (124,426) and (200,121) shares, respectively ]	(2,102,120)	(3,753,385)

Total Class IA transactions	1,879,371	3,816,911

Class IB
Capital shares sold [ 1,427,885 and 2,782,441 shares, respectively ]	24,173,110	53,036,847
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,274,258 shares, respectively ]	—	21,065,582
Capital shares repurchased [ (659,936) and (1,215,575) shares, respectively ]	(11,171,988)	(22,967,088)

Total Class IB transactions	13,001,122	51,135,341

Class K
Capital shares sold [ 164,602 and 1,257,231 shares, respectively ]	2,745,357	23,206,659
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,282,240 shares, respectively ]	—	37,614,068
Capital shares repurchased [ (3,415,805) and (3,012,359) shares, respectively ]	(57,343,235)	(57,116,151)

Total Class K transactions	(54,597,878)	3,704,576

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(39,717,385)	58,656,828

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,962,617	(104,384,683)
NET ASSETS:
Beginning of period	572,582,775	676,967,458

End of period	$618,545,392	$572,582,775

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IA		2018	2017		2016	2015		2014
Net asset value, beginning of period	$15.01	$19.58	$18.56		$15.41	$15.88		$14.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.20	0.17		0.18	0.17		0.15
Net realized and unrealized gain (loss)	2.16	(3.09)	3.05		3.14	(0.53)		1.87

Total from investment operations	2.26	(2.89)	3.22		3.32	(0.36)		2.02

Less distributions:
Dividends from net investment income	—	(0.19)	(0.17)		(0.17)	(0.11)		(0.16)
Distributions from net realized gains	—	(1.49)	(2.03)		—	—		—

Total dividends and distributions	—	(1.68)	(2.20)		(0.17)	(0.11)		(0.16)

Net asset value, end of period	$17.27	$15.01	$19.58		$18.56	$15.41		$15.88

Total return (b)	15.06%	(15.38)%	17.70	%(bb)	21.51%	(2.26	)%(aa)	14.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,379	$16,030	$16,806		$18,548	$12,276		$11,930
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%	0.98%	0.98%		0.99%	1.00%		1.00%
Before waivers (a)(f)	0.98%	0.98%	0.98%		0.99%	1.00%		1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.21%	1.04%	0.84%		1.09%	1.10%		1.04%
Before waivers (a)(f)	1.21%	1.04%	0.84%		1.09%	1.10%		1.03%
Portfolio turnover rate (z)^	87%	151%	120%		188%	174%		180%

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018	2017		2016	2015		2014
Net asset value, beginning of period	$15.05	$19.63	$18.60		$15.44	$15.92		$14.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.20	0.17		0.18	0.17		0.15
Net realized and unrealized gain (loss)	2.17	(3.10)	3.06		3.15	(0.54)		1.87

Total from investment operations	2.27	(2.90)	3.23		3.33	(0.37)		2.02

Less distributions:
Dividends from net investment income	—	(0.19)	(0.17)		(0.17)	(0.11)		(0.16)
Distributions from net realized gains	—	(1.49)	(2.03)		—	—		—

Total dividends and distributions	—	(1.68)	(2.20)		(0.17)	(0.11)		(0.16)

Net asset value, end of period	$17.32	$15.05	$19.63		$18.60	$15.44		$15.92

Total return (b)	15.08%	(15.39)%	17.72	%(bb)	21.53%	(2.31	)%(aa)	14.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$250,333	$205,941	$212,854		$146,512	$113,919		$111,309
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%	0.98%	0.98%		0.99%	1.00%		1.00%
Before waivers (a)(f)	0.98%	0.98%	0.98%		0.99%	1.00%		1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.21%	1.04%	0.84%		1.09%	1.10%		1.04%
Before waivers (a)(f)	1.21%	1.04%	0.84%		1.09%	1.10%		1.02%
Portfolio turnover rate (z)^	87%	151%	120%		188%	174%		180%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class K		2018	2017		2016	2015		2014
Net asset value, beginning of period	$15.00	$19.58	$18.55		$15.40	$15.88		$14.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.24	0.21		0.22	0.24		0.19
Net realized and unrealized gain (loss)	2.17	(3.09)	3.06		3.14	(0.57)		1.87

Total from investment operations	2.29	(2.85)	3.27		3.36	(0.33)		2.06

Less distributions:
Dividends from net investment income	—	(0.24)	(0.21)		(0.21)	(0.15)		(0.20)
Distributions from net realized gains	—	(1.49)	(2.03)		—	—		—

Total dividends and distributions	—	(1.73)	(2.24)		(0.21)	(0.15)		(0.20)

Net asset value, end of period	$17.29	$15.00	$19.58		$18.55	$15.40		$15.88

Total return (b)	15.27%	(15.19)%	18.04	%(bb)	21.83%	(2.07	)%(aa)	14.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$347,833	$350,611	$447,308		$409,832	$243,311		$35,463
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%	0.73%	0.73%		0.74%	0.75%		0.75%
Before waivers (a)(f)	0.73%	0.73%	0.73%		0.74%	0.75%		0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.43%	1.28%	1.08%		1.35%	1.56%		1.28%
Before waivers (a)(f)	1.43%	1.28%	1.08%		1.35%	1.56%		1.27%
Portfolio turnover rate (z)^	87%	151%	120%		188%	174%		180%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (2.45)% for Class IA, (2.50)% for Class IB and (2.26)% for Class K.
(bb)	Includes a litigation payment. Without this payment, the total return would have been 17.46% for Class IA, 17.48% for Class IB and 17.79% for Class K.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	15.5%
Financials	12.0
Health Care	11.0
Exchange Traded Funds	9.5
Communication Services	9.3
Consumer Discretionary	8.3
Industrials	7.5
Consumer Staples	5.4
Energy	4.8
Investment Company	4.5
Materials	3.0
Real Estate	2.0
Utilities	1.9
Repurchase Agreements	0.2
Cash and Other	5.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,179.30	$4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.45	4.39
Class IB
Actual	1,000.00	1,180.36	4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.45	4.39
Class K
Actual	1,000.00	1,181.43	3.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.69	3.14

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.88%, 0.88% and 0.63%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	729,764	$24,454,392
CenturyLink, Inc.	48,801	573,900
Verizon Communications, Inc.	209,042	11,942,569

		36,970,861

Entertainment (2.5%)
Activision Blizzard, Inc.	282,157	13,317,810
Electronic Arts, Inc.*	124,854	12,642,716
Netflix, Inc.*	27,650	10,156,398
Take-Two Interactive Software, Inc.*	5,483	622,485
Viacom, Inc., Class B	18,665	557,524
Walt Disney Co. (The)	172,813	24,131,607

		61,428,540

Interactive Media & Services (3.5%)
Alphabet, Inc., Class A*	15,135	16,388,178
Alphabet, Inc., Class C*	30,039	32,469,456
Facebook, Inc., Class A*	182,593	35,240,449
TripAdvisor, Inc.*	4,715	218,257
Twitter, Inc.*	36,666	1,279,643

		85,595,983

Media (1.5%)
CBS Corp. (Non-Voting), Class B	18,172	906,783
Charter Communications, Inc., Class A*	24,529	9,693,370
Comcast Corp., Class A	488,269	20,644,013
Discovery, Inc., Class A (x)*	8,250	253,275
Discovery, Inc., Class C*	17,983	511,616
DISH Network Corp., Class A*	11,051	424,469
Fox Corp., Class A	18,199	666,811
Fox Corp., Class B	8,386	306,341
Interpublic Group of Cos., Inc. (The)	19,073	430,859
News Corp., Class A	21,241	286,541
News Corp., Class B	6,659	92,960
Omnicom Group, Inc. (x)	11,100	909,645

		35,126,683

Wireless Telecommunication Services (0.3%)
China Mobile Ltd.	664,007	6,047,864

Total Communication Services		225,169,931

Consumer Discretionary (8.3%)
Auto Components (0.1%)
Aptiv plc	13,088	1,057,903
BorgWarner, Inc.	10,669	447,885

		1,505,788

Automobiles (0.2%)
Ford Motor Co.	200,317	2,049,243
General Motors Co.	66,976	2,580,585
Harley-Davidson, Inc. (x)	8,690	311,363

		4,941,191

Distributors (0.0%)
Genuine Parts Co.	7,578	784,929
LKQ Corp.*	16,232	431,934

		1,216,863

Diversified Consumer Services (0.0%)
H&R Block, Inc.	9,884	289,601

Hotels, Restaurants & Leisure (2.0%)
Carnival Corp.	20,704	963,771
Chipotle Mexican Grill, Inc.*	7,397	5,421,113
Darden Restaurants, Inc.	6,407	779,924
Domino’s Pizza Group plc (x)	701,842	2,477,826
Hilton Worldwide Holdings, Inc.	48,539	4,744,202
Marriott International, Inc., Class A	13,917	1,952,416
McDonald’s Corp.	38,699	8,036,234
MGM Resorts International	25,673	733,478
Norwegian Cruise Line Holdings Ltd.*	10,416	558,610
Royal Caribbean Cruises Ltd.	25,433	3,082,734
Starbucks Corp.	126,421	10,597,872
Wynn Resorts Ltd.	27,772	3,443,450
Yum! Brands, Inc.	43,901	4,858,524

		47,650,154

Household Durables (0.3%)
DR Horton, Inc.	17,570	757,794
Garmin Ltd.	6,163	491,807
Leggett & Platt, Inc.	6,403	245,683
Lennar Corp., Class A	14,298	692,881
Mohawk Industries, Inc.*	21,299	3,140,964
Newell Brands, Inc.	20,216	311,731
PulteGroup, Inc.	13,042	412,388
Whirlpool Corp.	3,167	450,854

		6,504,102

Internet & Direct Marketing Retail (2.5%)
Alibaba Group Holding Ltd. (ADR)*	30,825	5,223,296
Amazon.com, Inc.*	22,890	43,345,191
Booking Holdings, Inc.*	3,088	5,789,104
eBay, Inc.	41,409	1,635,656
Expedia Group, Inc.	29,931	3,981,721

		59,974,968

Leisure Products (0.0%)
Hasbro, Inc.	5,763	609,034

Multiline Retail (0.7%)
Dollar General Corp.	12,962	1,751,944
Dollar Tree, Inc.*	116,050	12,462,610
Kohl’s Corp.	7,666	364,518
Macy’s, Inc.	15,742	337,823
Nordstrom, Inc. (x)	5,381	171,439
Target Corp.	25,840	2,238,002

		17,326,336

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	3,479	536,253
AutoZone, Inc.*	1,223	1,344,652
Best Buy Co., Inc.	11,594	808,450
CarMax, Inc. (x)*	52,584	4,565,869

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Foot Locker, Inc.	5,576	$233,746
Gap, Inc. (The)	9,465	170,086
Home Depot, Inc. (The)	115,090	23,935,267
L Brands, Inc.	10,679	278,722
Lowe’s Cos., Inc.	39,573	3,993,311
O’Reilly Automotive, Inc.*	3,945	1,456,967
Ross Stores, Inc.	46,352	4,594,410
Tiffany & Co.	5,392	504,907
TJX Cos., Inc. (The)	61,295	3,241,280
Tractor Supply Co.	6,078	661,286
Ulta Beauty, Inc.*	2,807	973,720

		47,298,926

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	75,682	2,624,652
Hanesbrands, Inc.	17,835	307,119
NIKE, Inc., Class B	89,104	7,480,281
PVH Corp.	3,703	350,452
Ralph Lauren Corp.	2,664	302,604
Tapestry, Inc.	14,030	445,172
Under Armour, Inc., Class A*	8,747	221,736
Under Armour, Inc., Class C*	10,780	239,316
VF Corp.	16,327	1,426,163

		13,397,495

Total Consumer Discretionary		200,714,458

Consumer Staples (5.4%)
Beverages (1.0%)
Brown-Forman Corp., Class B	8,226	455,967
Coca-Cola Co. (The)	194,391	9,898,390
Constellation Brands, Inc., Class A	8,585	1,690,730
Molson Coors Brewing Co., Class B	9,351	523,656
Monster Beverage Corp.*	19,382	1,237,153
PepsiCo, Inc.	70,979	9,307,476

		23,113,372

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	35,110	9,278,169
Kroger Co. (The)	41,320	897,057
Sysco Corp.	23,776	1,681,439
US Foods Holding Corp.*	296,941	10,618,610
Walgreens Boots Alliance, Inc.	39,282	2,147,547
Walmart, Inc.	70,704	7,812,085

		32,434,907

Food Products (1.1%)
Archer-Daniels-Midland Co.	28,117	1,147,174
Campbell Soup Co. (x)	10,256	410,958
Conagra Brands, Inc.	24,441	648,175
General Mills, Inc.	30,035	1,577,438
Hershey Co. (The)	6,868	920,518
Hormel Foods Corp. (x)	32,480	1,316,739
JM Smucker Co. (The)	5,717	658,541
Kellogg Co.	12,285	658,108
Kraft Heinz Co. (The)	32,236	1,000,605
Lamb Weston Holdings, Inc.	7,373	467,153
McCormick & Co., Inc. (Non-Voting)	6,171	956,567
Mondelez International, Inc., Class A	120,110	6,473,929
Nomad Foods Ltd.*	375,935	8,029,972
Tyson Foods, Inc., Class A	15,208	1,227,894

		25,493,771

Household Products (1.0%)
Church & Dwight Co., Inc.	44,520	3,252,631
Clorox Co. (The)	6,597	1,010,067
Colgate-Palmolive Co.	43,369	3,108,256
Kimberly-Clark Corp.	17,336	2,310,542
Procter & Gamble Co. (The)	126,785	13,901,975

		23,583,471

Personal Products (0.4%)
Coty, Inc., Class A	15,192	203,573
Estee Lauder Cos., Inc. (The), Class A	55,466	10,156,379

		10,359,952

Tobacco (0.6%)
Altria Group, Inc.	94,343	4,467,141
Philip Morris International, Inc.	126,018	9,896,194

		14,363,335

Total Consumer Staples		129,348,808

Energy (4.2%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co.	25,843	636,513
Halliburton Co.	43,916	998,650
Helmerich & Payne, Inc.	6,001	303,771
McDermott International, Inc.*	138,716	1,339,996
National Oilwell Varco, Inc.	19,049	423,459
Schlumberger Ltd.	69,758	2,772,183
TechnipFMC plc	20,360	528,138

		7,002,710

Oil, Gas & Consumable Fuels (3.9%)
Anadarko Petroleum Corp.	25,670	1,811,275
Apache Corp.	19,373	561,236
Cabot Oil & Gas Corp.	22,300	512,008
Cameco Corp.	691,225	7,416,844
Chevron Corp.	108,960	13,558,982
Cimarex Energy Co.	4,677	277,486
Concho Resources, Inc.	29,527	3,046,596
ConocoPhillips	71,496	4,361,256
Devon Energy Corp.	213,196	6,080,350
Diamondback Energy, Inc.	7,615	829,807
Enbridge, Inc.	61,500	2,218,920
EOG Resources, Inc.	58,695	5,468,026
Equitrans Midstream Corp.	85,260	1,680,475
Exxon Mobil Corp.	213,863	16,388,322
Hess Corp.	12,808	814,205
HollyFrontier Corp.	7,853	363,437
Kinder Morgan, Inc.	97,982	2,045,864
Kosmos Energy Ltd.	1,560,350	9,783,394
Marathon Oil Corp.	40,529	575,917
Marathon Petroleum Corp.	33,164	1,853,204
Noble Energy, Inc.	22,970	514,528
Occidental Petroleum Corp.	57,126	2,872,295
ONEOK, Inc.	20,717	1,425,537

See Notes to Financial Statements.

1065

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Phillips 66	21,115	$1,975,097
Pioneer Natural Resources Co.	8,474	1,303,810
Valero Energy Corp.	21,019	1,799,437
Williams Cos., Inc. (The)	160,350	4,496,214

		94,034,522

Total Energy		101,037,232

Financials (11.6%)
Banks (4.0%)
Bank of America Corp.	446,957	12,961,753
BB&T Corp.	39,181	1,924,962
Citigroup, Inc.	303,369	21,244,931
Citizens Financial Group, Inc.	23,109	817,134
Comerica, Inc.	7,890	573,130
Fifth Third Bancorp	36,754	1,025,437
First Republic Bank	8,294	809,909
Huntington Bancshares, Inc.	52,118	720,271
JPMorgan Chase & Co.	294,205	32,892,119
KeyCorp	51,304	910,646
M&T Bank Corp.	6,752	1,148,313
People’s United Financial, Inc.	20,308	340,768
PNC Financial Services Group, Inc. (The)‡	22,831	3,134,240
Regions Financial Corp.	51,009	762,074
SunTrust Banks, Inc.	22,310	1,402,183
SVB Financial Group*	13,074	2,936,290
US Bancorp	75,728	3,968,147
Wells Fargo & Co.	204,453	9,674,716
Zions Bancorp NA	9,365	430,603

		97,677,626

Capital Markets (2.8%)
Affiliated Managers Group, Inc.	2,494	229,797
Ameriprise Financial, Inc.	6,662	967,056
Ares Capital Corp.	404,000	7,247,760
Bank of New York Mellon Corp. (The)	71,564	3,159,551
BlackRock, Inc.‡	6,015	2,822,839
Cboe Global Markets, Inc.	5,540	574,110
Charles Schwab Corp. (The)	234,180	9,411,694
CME Group, Inc.	26,656	5,174,196
E*TRADE Financial Corp.	12,223	545,146
Franklin Resources, Inc.	14,874	517,615
Goldman Sachs Group, Inc. (The)	17,238	3,526,895
Intercontinental Exchange, Inc.	70,313	6,042,699
Invesco Ltd.	20,520	419,839
MarketAxess Holdings, Inc.	1,904	611,984
Moody’s Corp.	32,839	6,413,785
Morgan Stanley	64,516	2,826,446
MSCI, Inc.	4,281	1,022,260
Nasdaq, Inc.	27,428	2,637,751
Northern Trust Corp.	10,993	989,370
Raymond James Financial, Inc.	6,441	544,586
S&P Global, Inc.	12,349	2,812,979
State Street Corp.	39,093	2,191,554
T. Rowe Price Group, Inc.	11,722	1,286,021
Virtu Financial, Inc., Class A	303,375	6,607,507

		68,583,440

Consumer Finance (0.8%)
American Express Co.	34,509	4,259,791
Capital One Financial Corp.	97,277	8,826,915
Discover Financial Services	16,360	1,269,373
Navient Corp.	198,922	2,715,285
Synchrony Financial	31,803	1,102,610

		18,173,974

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	153,501	32,721,808
Jefferies Financial Group, Inc.	13,377	257,240

		32,979,048

Insurance (2.2%)
Aflac, Inc.	37,765	2,069,900
Allstate Corp. (The)	17,069	1,735,747
American International Group, Inc.	43,762	2,331,639
Aon plc	38,216	7,374,924
Arthur J Gallagher & Co.	9,264	811,434
Assurant, Inc.	3,148	334,884
Assured Guaranty Ltd.	189,373	7,968,816
Chubb Ltd.	43,194	6,362,044
Cincinnati Financial Corp.	7,582	786,026
Everest Re Group Ltd.	2,020	499,303
Hartford Financial Services Group, Inc. (The)	18,093	1,008,142
Lincoln National Corp.	10,303	664,028
Loews Corp.	13,456	735,639
Marsh & McLennan Cos., Inc.	59,593	5,944,402
MetLife, Inc.	48,181	2,393,150
Principal Financial Group, Inc.	12,678	734,310
Progressive Corp. (The)	29,388	2,348,983
Prudential Financial, Inc.	20,585	2,079,085
RenaissanceRe Holdings Ltd.	14,200	2,527,742
Torchmark Corp.	5,148	460,540
Travelers Cos., Inc. (The)	13,257	1,982,187
Unum Group	9,975	334,661
Willis Towers Watson plc	6,498	1,244,627

		52,732,213

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
New Residential Investment Corp. (REIT)	301,550	4,640,854
PennyMac Mortgage Investment Trust (REIT)	272,202	5,942,170

		10,583,024

Total Financials		280,729,325

Health Care (11.0%)
Biotechnology (2.8%)
AbbVie, Inc.	201,673	14,665,661
Agios Pharmaceuticals, Inc. (x)*	24,900	1,242,012
Alexion Pharmaceuticals, Inc.*	11,247	1,473,132
Alkermes plc*	133,822	3,016,348
Amgen, Inc.	30,830	5,681,352
Biogen, Inc.*	9,743	2,278,595
Biohaven Pharmaceutical Holding Co. Ltd.*	64,491	2,824,061
Bluebird Bio, Inc.*	19,100	2,429,520

See Notes to Financial Statements.

1066

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Celgene Corp.*	35,729	$3,302,789
Gilead Sciences, Inc.	212,927	14,385,348
Incyte Corp.*	28,611	2,430,791
Neurocrine Biosciences, Inc.*	28,000	2,364,040
Regeneron Pharmaceuticals, Inc.*	3,945	1,234,785
Sage Therapeutics, Inc. (x)*	7,900	1,446,411
Seattle Genetics, Inc.*	65,800	4,554,018
Ultragenyx Pharmaceutical, Inc.*	24,600	1,562,100
Vertex Pharmaceuticals, Inc.*	13,075	2,397,693

		67,288,656

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	114,172	9,601,865
ABIOMED, Inc.*	2,323	605,118
Align Technology, Inc.*	3,747	1,025,554
Baxter International, Inc.	23,991	1,964,863
Becton Dickinson and Co.	13,698	3,452,033
Boston Scientific Corp.*	70,655	3,036,752
Cooper Cos., Inc. (The)	2,483	836,498
Danaher Corp.	57,815	8,262,920
Dentsply Sirona, Inc.	11,888	693,784
Edwards Lifesciences Corp.*	18,952	3,501,192
Hologic, Inc.*	13,155	631,703
IDEXX Laboratories, Inc.*	4,428	1,219,161
Intuitive Surgical, Inc.*	5,835	3,060,749
Medtronic plc	144,935	14,115,220
ResMed, Inc.	7,053	860,678
Stryker Corp.	15,754	3,238,707
Teleflex, Inc.	2,263	749,392
Varian Medical Systems, Inc.*	4,629	630,146
Zimmer Biomet Holdings, Inc.	10,251	1,206,953

		58,693,288

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	7,567	645,162
Anthem, Inc.	20,864	5,888,030
Cardinal Health, Inc.	15,308	721,007
Centene Corp.*	21,194	1,111,413
Cigna Corp.	19,129	3,013,774
CVS Health Corp.	65,957	3,593,997
DaVita, Inc.*	6,365	358,095
HCA Healthcare, Inc.	13,441	1,816,820
Henry Schein, Inc.*	7,193	502,791
Humana, Inc.	6,810	1,806,693
Laboratory Corp. of America Holdings*	5,098	881,444
McKesson Corp.	9,496	1,276,168
Quest Diagnostics, Inc.	6,804	692,715
UnitedHealth Group, Inc.	96,321	23,503,287
Universal Health Services, Inc., Class B	4,120	537,207
WellCare Health Plans, Inc.*	2,516	717,236

		47,065,839

Health Care Technology (0.1%)
Cerner Corp.	16,326	1,196,696

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	15,986	1,193,675
Illumina, Inc.*	7,399	2,723,942
IQVIA Holdings, Inc.*	7,924	1,274,972
Mettler-Toledo International, Inc.*	1,284	1,078,560
PerkinElmer, Inc.	5,675	546,729
Thermo Fisher Scientific, Inc.	89,262	26,214,464
Waters Corp.*	3,394	730,524

		33,762,866

Pharmaceuticals (2.4%)
Allergan plc	15,431	2,583,612
Bristol-Myers Squibb Co.	82,944	3,761,511
Eli Lilly & Co.	63,146	6,995,945
Johnson & Johnson	134,301	18,705,443
Merck & Co., Inc.	130,351	10,929,931
Mylan NV*	26,379	502,256
Nektar Therapeutics*	8,757	311,574
Perrigo Co. plc	6,860	326,673
Pfizer, Inc.	280,620	12,156,459
Zoetis, Inc.	24,097	2,734,769

		59,008,173

Total Health Care		267,015,518

Industrials (7.5%)
Aerospace & Defense (2.4%)
Arconic, Inc.	20,296	524,043
Boeing Co. (The)	36,346	13,230,307
General Dynamics Corp.	52,784	9,597,187
Harris Corp.	6,045	1,143,291
Huntington Ingalls Industries, Inc.	2,084	468,358
L3 Technologies, Inc.	3,992	978,719
Lockheed Martin Corp.	12,477	4,535,888
Northrop Grumman Corp.	16,661	5,383,336
Raytheon Co.	53,175	9,246,069
Textron, Inc.	11,649	617,863
TransDigm Group, Inc.*	10,029	4,852,030
United Technologies Corp.	53,389	6,951,248

		57,528,339

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	7,001	590,534
Expeditors International of Washington, Inc.	8,638	655,279
FedEx Corp.	12,088	1,984,729
United Parcel Service, Inc., Class B	80,631	8,326,763

		11,557,305

Airlines (0.2%)
Alaska Air Group, Inc.	6,227	397,967
American Airlines Group, Inc.	19,965	651,059
Delta Air Lines, Inc.	30,111	1,708,799
Southwest Airlines Co.	24,705	1,254,520
United Continental Holdings, Inc.*	10,938	957,622

		4,969,967

Building Products (0.2%)
Allegion plc	4,694	518,922
AO Smith Corp.	7,033	331,676
Fortune Brands Home & Security, Inc.	7,029	401,567

See Notes to Financial Statements.

1067

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Controls International plc	40,223	$1,661,612
Masco Corp.	14,564	571,491

		3,485,268

Commercial Services & Supplies (0.4%)
Cintas Corp.	4,262	1,011,330
Copart, Inc.*	10,066	752,333
Republic Services, Inc.	10,770	933,113
Rollins, Inc.	7,289	261,456
Waste Connections, Inc.	46,794	4,472,571
Waste Management, Inc.	19,946	2,301,170

		9,731,973

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	5,551	468,449
Quanta Services, Inc.	7,804	298,035

		766,484

Electrical Equipment (0.2%)
AMETEK, Inc.	11,432	1,038,483
Eaton Corp. plc	21,320	1,775,530
Emerson Electric Co.	30,935	2,063,983
Rockwell Automation, Inc.	6,017	985,765

		5,863,761

Industrial Conglomerates (1.2%)
3M Co.	29,195	5,060,661
General Electric Co.	441,664	4,637,472
Honeywell International, Inc.	36,906	6,443,419
Roper Technologies, Inc.	34,831	12,757,202

		28,898,754

Machinery (1.1%)
Caterpillar, Inc.	28,968	3,948,049
Cummins, Inc.	7,179	1,230,050
Deere & Co.	27,730	4,595,138
Dover Corp.	7,077	709,115
Flowserve Corp.	6,782	357,344
Fortive Corp.	14,764	1,203,561
Illinois Tool Works, Inc.	15,193	2,291,256
Ingersoll-Rand plc	12,189	1,543,981
ITT, Inc.	44,197	2,894,020
PACCAR, Inc.	17,451	1,250,539
Parker-Hannifin Corp.	6,431	1,093,334
Pentair plc	7,673	285,436
Snap-on, Inc.	2,783	460,976
Stanley Black & Decker, Inc.	7,808	1,129,115
Wabtec Corp. (x)	40,900	2,934,984
Xylem, Inc.	9,171	767,062

		26,693,960

Professional Services (0.3%)
Equifax, Inc.	27,275	3,688,671
IHS Markit Ltd.*	18,293	1,165,630
Nielsen Holdings plc	17,770	401,602
Robert Half International, Inc.	6,106	348,103
Verisk Analytics, Inc.	8,202	1,201,265

		6,805,271

Road & Rail (0.9%)
CSX Corp.	72,826	5,634,548
JB Hunt Transport Services, Inc.	4,148	379,169
Kansas City Southern	5,058	616,165
Knight-Swift Transportation Holdings, Inc.	209,375	6,875,875
Norfolk Southern Corp.	13,461	2,683,181
Union Pacific Corp.	35,778	6,050,417

		22,239,355

Trading Companies & Distributors (0.1%)
Fastenal Co.	28,578	931,357
United Rentals, Inc.*	4,020	533,173
WW Grainger, Inc.	2,197	589,301

		2,053,831

Total Industrials		180,594,268

Information Technology (15.5%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	2,688	697,859
Casa Systems, Inc.*	160,689	1,033,230
Cisco Systems, Inc.	216,373	11,842,094
F5 Networks, Inc.*	3,011	438,492
Juniper Networks, Inc.	17,177	457,424
Motorola Solutions, Inc.	8,415	1,403,033

		15,872,132

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	15,003	1,439,388
Corning, Inc.	40,369	1,341,462
Flex Ltd.*	295,909	2,831,849
FLIR Systems, Inc.	7,219	390,548
IPG Photonics Corp.*	1,643	253,433
Keysight Technologies, Inc.*	9,449	848,614
TE Connectivity Ltd.	17,055	1,633,528
Trimble, Inc.*	65,600	2,959,216

		11,698,038

IT Services (4.2%)
Accenture plc, Class A	32,284	5,965,115
Akamai Technologies, Inc.*	8,413	674,218
Alliance Data Systems Corp.	2,264	317,254
Automatic Data Processing, Inc.	22,145	3,661,233
Broadridge Financial Solutions, Inc.	5,896	752,801
Cognizant Technology Solutions Corp., Class A	105,324	6,676,488
DXC Technology Co.	13,360	736,804
Euronet Worldwide, Inc.*	27,500	4,626,600
Fidelity National Information Services, Inc.	16,553	2,030,722
Fiserv, Inc.*	65,809	5,999,148
FleetCor Technologies, Inc.*	4,413	1,239,391
Gartner, Inc.*	4,609	741,772
Global Payments, Inc.	29,332	4,696,933
GoDaddy, Inc., Class A*	64,300	4,510,645
International Business Machines Corp.	44,788	6,176,265
Jack Henry & Associates, Inc.	17,616	2,359,135
LiveRamp Holdings, Inc.*	23,300	1,129,584
Mastercard, Inc., Class A	72,988	19,307,516
Paychex, Inc.	16,064	1,321,907
PayPal Holdings, Inc.*	59,388	6,797,551
Total System Services, Inc.	8,245	1,057,586

See Notes to Financial Statements.

1068

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
VeriSign, Inc.*	5,254	$1,098,927
Visa, Inc., Class A	111,264	19,309,867
Western Union Co. (The)	21,830	434,199

		101,621,661

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	45,299	1,375,731
Analog Devices, Inc.	18,873	2,130,195
Applied Materials, Inc.	46,915	2,106,953
ASML Holding NV (Registered) (NYRS)	17,241	3,584,921
Broadcom, Inc.	34,421	9,908,429
Intel Corp.	276,040	13,214,035
KLA-Tencor Corp.	7,950	939,690
Lam Research Corp.	7,615	1,430,401
Maxim Integrated Products, Inc.	13,624	814,988
Microchip Technology, Inc. (x)	12,267	1,063,549
Micron Technology, Inc.*	118,452	4,571,063
NVIDIA Corp.	30,782	5,055,328
Qorvo, Inc.*	6,064	403,923
QUALCOMM, Inc.	79,148	6,020,788
Skyworks Solutions, Inc.	8,678	670,549
Texas Instruments, Inc.	99,091	11,371,683
Xilinx, Inc.	12,742	1,502,537

		66,164,763

Software (4.5%)
Adobe, Inc.*	33,181	9,776,782
ANSYS, Inc.*	4,216	863,521
Autodesk, Inc.*	11,250	1,832,625
Cadence Design Systems, Inc.*	14,543	1,029,790
Citrix Systems, Inc.	6,202	608,664
Fortinet, Inc.*	7,300	560,859
Intuit, Inc.	13,182	3,444,852
Micro Focus International plc (ADR)	84,131	2,203,391
Microsoft Corp.	509,397	68,238,822
Oracle Corp.	122,651	6,987,428
Red Hat, Inc.*	9,095	1,707,677
salesforce.com, Inc.*	39,251	5,955,554
ServiceNow, Inc.*	8,800	2,416,216
SVMK, Inc.*	78,800	1,300,988
Symantec Corp.	30,333	660,046
Synopsys, Inc.*	7,402	952,563

		108,539,778

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	252,379	49,950,851
Hewlett Packard Enterprise Co.	66,475	993,801
HP, Inc.	468,136	9,732,547
NetApp, Inc.	64,531	3,981,563
Pure Storage, Inc., Class A*	263,625	4,025,554
Seagate Technology plc	12,368	582,780
Western Digital Corp.	14,905	708,733
Xerox Corp.	10,148	359,341

		70,335,170

Total Information Technology		374,231,542

Materials (3.0%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	18,122	4,102,277
Albemarle Corp.	5,279	371,695
Celanese Corp.	6,473	697,790
CF Industries Holdings, Inc.	11,359	530,579
Corteva, Inc.*	37,828	1,118,574
Dow, Inc.	37,828	1,865,299
DuPont de Nemours, Inc.	37,828	2,839,748
Eastman Chemical Co.	7,016	546,055
Ecolab, Inc.	45,194	8,923,103
FMC Corp.	6,446	534,696
Huntsman Corp.	238,355	4,871,976
International Flavors & Fragrances, Inc. (x)	4,954	718,776
Linde plc	36,534	7,336,027
LyondellBasell Industries NV, Class A	15,318	1,319,339
Mosaic Co. (The)	18,309	458,274
PPG Industries, Inc.	12,072	1,408,923
Sherwin-Williams Co. (The)	30,042	13,767,948

		51,411,079

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,073	707,128
Vulcan Materials Co.	6,635	911,052

		1,618,180

Containers & Packaging (0.6%)
Amcor plc (x)*	81,661	938,285
Avery Dennison Corp.	4,232	489,558
Ball Corp.	16,828	1,177,791
Crown Holdings, Inc.*	154,960	9,468,056
International Paper Co.	20,144	872,638
Packaging Corp. of America	5,018	478,316
Sealed Air Corp.	7,635	326,625
Westrock Co.	12,853	468,749

		14,220,018

Metals & Mining (0.2%)
Allegheny Technologies, Inc.*	59,700	1,504,440
Freeport-McMoRan, Inc.	72,932	846,740
Newmont Goldcorp Corp.	41,116	1,581,733
Nucor Corp.	15,568	857,797

		4,790,710

Total Materials		72,039,987

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Alexandria Real Estate Equities, Inc. (REIT)	5,853	825,800
American Tower Corp. (REIT)	37,668	7,701,223
Apartment Investment & Management Co. (REIT), Class A	7,523	377,053
AvalonBay Communities, Inc. (REIT)	7,137	1,450,096
Boston Properties, Inc. (REIT)	7,942	1,024,518
Crown Castle International Corp. (REIT)	43,187	5,629,425
Digital Realty Trust, Inc. (REIT)	10,460	1,232,083
Duke Realty Corp. (REIT)	18,405	581,782
Equinix, Inc. (REIT)	11,267	5,681,835

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Equity Residential (REIT)	18,560	$1,409,075
Essex Property Trust, Inc. (REIT)	3,396	991,394
Extra Space Storage, Inc. (REIT)	6,513	691,029
Federal Realty Investment Trust (REIT)	3,741	481,691
HCP, Inc. (REIT)	23,372	747,437
Host Hotels & Resorts, Inc. (REIT)	37,890	690,356
Iron Mountain, Inc. (REIT)	14,413	451,127
Kimco Realty Corp. (REIT)	20,731	383,109
Macerich Co. (The) (REIT)	5,454	182,655
Mid-America Apartment Communities, Inc. (REIT)	5,732	675,000
Prologis, Inc. (REIT)	32,183	2,577,858
Public Storage (REIT)	7,553	1,798,898
Realty Income Corp. (REIT)	15,913	1,097,520
Regency Centers Corp. (REIT)	8,545	570,293
SBA Communications Corp. (REIT)*	5,825	1,309,693
Simon Property Group, Inc. (REIT)	15,550	2,484,268
SL Green Realty Corp. (REIT)	4,156	334,018
UDR, Inc. (REIT)	14,666	658,357
Ventas, Inc. (REIT)	18,672	1,276,231
Vornado Realty Trust (REIT)	8,727	559,401
Welltower, Inc. (REIT)	20,468	1,668,756
Weyerhaeuser Co. (REIT)	37,351	983,825

		46,525,806

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	16,266	834,446

Total Real Estate		47,360,252

Utilities (1.9%)
Electric Utilities (1.2%)
Alliant Energy Corp.	11,864	582,285
American Electric Power Co., Inc.	24,828	2,185,112
Duke Energy Corp.	37,013	3,266,027
Edison International	37,769	2,546,008
Entergy Corp.	9,823	1,011,081
Evergy, Inc.	12,323	741,229
Eversource Energy	16,334	1,237,464
Exelon Corp.	49,546	2,375,235
FirstEnergy Corp.	25,287	1,082,537
Fortis, Inc.	80,839	3,190,715
NextEra Energy, Inc.	24,246	4,967,036
Pinnacle West Capital Corp.	5,635	530,197
PPL Corp.	37,238	1,154,750
Southern Co. (The)	52,736	2,915,246
Xcel Energy, Inc.	25,881	1,539,661

		29,324,583

Gas Utilities (0.0%)
Atmos Energy Corp.	5,683	599,898

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	124,827	2,092,100
NRG Energy, Inc.	12,822	450,309

		2,542,409

Multi-Utilities (0.6%)
Ameren Corp.	12,592	945,785
CenterPoint Energy, Inc.	24,561	703,181
CMS Energy Corp.	13,922	806,223
Consolidated Edison, Inc.	16,578	1,453,559
Dominion Energy, Inc.	40,711	3,147,775
DTE Energy Co.	9,388	1,200,538
NiSource, Inc.	19,524	562,291
Public Service Enterprise Group, Inc.	25,440	1,496,381
Sempra Energy	13,793	1,895,710
WEC Energy Group, Inc.	15,828	1,319,580

		13,531,023

Water Utilities (0.0%)
American Water Works Co., Inc.	9,266	1,074,856

Total Utilities		47,072,769

Total Common Stocks (79.7%) (Cost $1,052,963,646)		1,925,314,090

EXCHANGE TRADED FUNDS (ETF):
Equity (9.5%)
iShares Core S&P 500 ETF	255,044	75,174,219
iShares Morningstar Large-Cap ETF	223,802	36,959,378
iShares Morningstar Large-Cap Growth ETF	21,898	4,201,131
iShares Morningstar Large-Cap Value ETF	24,263	2,618,592
iShares Russell 1000 ETF (x)	251,999	41,022,917
iShares Russell 1000 Growth ETF	29,197	4,593,856
iShares Russell 1000 Value ETF	20,725	2,636,635
iShares S&P 100 ETF (x)	34,915	4,524,635
iShares S&P 500 Growth ETF	23,348	4,184,896
iShares S&P 500 Value ETF	28,446	3,315,950
Vanguard Growth ETF	34,200	5,587,938
Vanguard Large-Cap ETF (x)	308,313	41,535,927
Vanguard Value ETF	20,200	2,240,584

Total Exchange Traded Funds (9.5%) (Cost $117,208,508)		228,596,658

MASTER LIMITED PARTNERSHIPS:
Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Enterprise Products Partners LP	315,965	9,121,910
Teekay LNG Partners LP	250,685	3,534,659

Total Energy		12,656,569

Financials (0.4%)
Capital Markets (0.4%)
Apollo Global Management LLC, Class A	96,738	3,318,113
Oaktree Capital Group LLC	167,932	8,319,351

Total Financials		11,637,464

Total Master Limited Partnerships (1.0%) (Cost $22,144,717)		24,294,033

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.5%)
JPMorgan Prime Money Market Fund, IM Shares	108,189,221	$108,232,496

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $300,065, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $306,000. (xx)	$300,000	300,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $42,866, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $43,714. (xx)	42,856	42,856
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,441,746, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,470,581. (xx)	1,441,446	1,441,446
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $1,000,211, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $1,024,035. (xx)	1,000,000	1,000,000
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $3,000,618, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $3,232,704. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		5,784,302

Total Short-Term Investments (4.7%) (Cost $113,999,225)		114,016,798

Total Investments in Securities (94.9%) (Cost $1,306,316,096)		2,292,221,579
Other Assets Less Liabilities (5.1%)		124,406,292

Net Assets (100%)		$2,416,627,871

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $48,748,760. This was collateralized by $44,208,738 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $5,784,302 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	6,015	2,566,686	—	(224,403)	95,344	385,212	2,822,839	40,913	—
PNC Financial Services Group, Inc. (The)	22,831	2,906,149	—	(255,569)	110,268	373,392	3,134,240	45,021	—

Total		5,472,835	—	(479,972)	205,612	758,604	5,957,079	85,934	—

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,454	9/2019	USD	214,043,340	3,456,081

					3,456,081

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$219,122,067	$6,047,864	$—	$225,169,931
Consumer Discretionary	198,236,632	2,477,826	—	200,714,458
Consumer Staples	129,348,808	—	—	129,348,808
Energy	101,037,232	—	—	101,037,232
Financials	280,729,325	—	—	280,729,325
Health Care	267,015,518	—	—	267,015,518
Industrials	180,594,268	—	—	180,594,268
Information Technology	374,231,542	—	—	374,231,542
Materials	72,039,987	—	—	72,039,987
Real Estate	47,360,252	—	—	47,360,252
Utilities	47,072,769	—	—	47,072,769
Exchange Traded Funds	228,596,658	—	—	228,596,658
Futures	3,456,081	—	—	3,456,081
Master Limited Partnerships
Energy	12,656,569	—	—	12,656,569
Financials	11,637,464	—	—	11,637,464
Short-Term Investments
Investment Company	108,232,496	—	—	108,232,496
Repurchase Agreements	—	5,784,302	—	5,784,302

Total Assets	$2,281,367,668	$14,309,992	$—	$2,295,677,660

Total Liabilities	$—	$—	$—	$—

Total	$2,281,367,668	$14,309,992	$—	$2,295,677,660

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$3,456,081	*

Total		$3,456,081

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$19,008,728	$19,008,728

Total	$19,008,728	$19,008,728

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,708,717	$5,708,717

Total	$5,708,717	$5,708,717

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $197,141,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$159,548,460
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$298,213,519

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,038,124,378
Aggregate gross unrealized depreciation	(45,175,887)

Net unrealized appreciation	$992,948,491

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,302,729,169

For the six months ended June 30, 2019, the Portfolio incurred approximately $3,525 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $2,332,684)	$5,957,079
Unaffiliated Issuers (Cost $1,298,199,110)	2,280,480,198
Repurchase Agreements (Cost $5,784,302)	5,784,302
Cash	121,780,147
Foreign cash (Cost $7)	7
Cash held as collateral at broker for futures	9,284,600
Receivable for securities sold	4,390,784
Dividends, interest and other receivables	1,930,062
Due from broker for futures variation margin	970,415
Receivable for Portfolio shares sold	11,157
Securities lending income receivable	9,819
Due from Custodian	1,785
Other assets	26,037

Total assets	2,430,626,392

LIABILITIES
Payable for return of collateral on securities loaned	5,784,302
Payable for securities purchased	5,460,596
Payable for Portfolio shares redeemed	997,904
Investment management fees payable	933,141
Distribution fees payable – Class IB	320,062
Administrative fees payable	238,462
Trustees’ fees payable	19,976
Distribution fees payable – Class IA	1,017
Accrued expenses	243,061

Total liabilities	13,998,521

NET ASSETS	$2,416,627,871

Net assets were comprised of:
Paid in capital	$1,363,408,574
Total distributable earnings (loss)	1,053,219,297

Net assets	$2,416,627,871

Class IA
Net asset value, offering and redemption price per share, $5,052,906 / 457,119 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.05

Class IB
Net asset value, offering and redemption price per share, $1,582,476,131 / 143,131,980 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.06

Class K
Net asset value, offering and redemption price per share, $829,098,834 / 74,916,551 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.07

(x)	Includes value of securities on loan of $48,748,760.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($85,934 of dividend income received from affiliates) (net of $34,360 foreign withholding tax)	$22,762,462
Interest	1,242,503
Securities lending (net)	114,814

Total income	24,119,779

EXPENSES
Investment management fees	5,609,319
Distribution fees – Class IB	1,926,131
Administrative fees	1,451,617
Printing and mailing expenses	88,241
Custodian fees	83,309
Professional fees	54,432
Trustees’ fees	36,228
Distribution fees – Class IA	5,958
Miscellaneous	30,609

Total expenses	9,285,844

NET INVESTMENT INCOME (LOSS)	14,833,935

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($205,612 of realized gain (loss) from affiliates)	72,631,287
Futures contracts	19,008,728
Foreign currency transactions	(22,635)

Net realized gain (loss)	91,617,380

Change in unrealized appreciation (depreciation) on:
Investments in securities ($758,604 of change in unrealized appreciation (depreciation) from affiliates)	272,005,362
Futures contracts	5,708,717
Foreign currency translations	(684)

Net change in unrealized appreciation (depreciation)	277,713,395

NET REALIZED AND UNREALIZED GAIN (LOSS)	369,330,775

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$384,164,710

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,833,935	$27,989,281
Net realized gain (loss)	91,617,380	153,696,582
Net change in unrealized appreciation (depreciation)	277,713,395	(318,960,739)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	384,164,710	(137,274,876)

Distributions to shareholders:
Class IA	—	(444,525)
Class IB	—	(146,453,661)
Class K	—	(78,324,392)

Total distributions to shareholders	—	(225,222,578)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 15,540 and 16,941 shares, respectively ]	166,653	189,689
Capital shares issued in reinvestment of dividends and distributions [ 0 and 43,551 shares, respectively ]	—	444,525
Capital shares repurchased [ (23,788) and (33,676) shares, respectively ]	(245,350)	(377,987)

Total Class IA transactions	(78,697)	256,227

Class IB
Capital shares sold [ 626,431 and 1,166,789 shares, respectively ]	6,546,381	13,157,167
Capital shares issued in reinvestment of dividends and distributions [ 0 and 14,337,800 shares, respectively ]	—	146,453,661
Capital shares repurchased [ (10,019,192) and (22,196,670) shares, respectively ]	(105,321,912)	(250,382,163)

Total Class IB transactions	(98,775,531)	(90,771,335)

Class K
Capital shares sold [ 102,473 and 234,621 shares, respectively ]	1,062,591	2,646,555
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,675,253 shares, respectively ]	—	78,324,392
Capital shares repurchased [ (5,059,552) and (13,377,785) shares, respectively ]	(52,464,314)	(150,470,184)

Total Class K transactions	(51,401,723)	(69,499,237)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(150,255,951)	(160,014,345)

TOTAL INCREASE (DECREASE) IN NET ASSETS	233,908,759	(522,511,799)
NET ASSETS:
Beginning of period	2,182,719,112	2,705,230,911

End of period	$2,416,627,871	$2,182,719,112

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IA		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.37	$11.04	$9.75	$9.06	$9.25	$8.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.11	0.10	0.10	0.08	0.06
Net realized and unrealized gain (loss)	1.62	(0.75)	2.03	0.79	(0.04)	0.94

Total from investment operations	1.68	(0.64)	2.13	0.89	0.04	1.00

Less distributions:
Dividends from net investment income	—	(0.11)	(0.11)	(0.10)	(0.09)	(0.06)
Distributions from net realized gains	—	(0.92)	(0.73)	(0.10)	(0.14)	(0.40)

Total dividends and distributions	—	(1.03)	(0.84)	(0.20)	(0.23)	(0.46)

Net asset value, end of period	$11.05	$9.37	$11.04	$9.75	$9.06	$9.25

Total return (b)	17.93%	(6.44)%	21.96%	9.78%	0.45%	11.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,053	$4,362	$4,842	$4,211	$4,308	$5,337
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%	0.87%	0.88%	0.88%	0.88%	0.89%
Before waivers and reimbursements (a)(f)	0.88%	0.87%	0.88%	0.89%	0.88%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.18%	1.01%	0.97%	1.11%	0.90%	0.71%
Before waivers and reimbursements (a)(f)	1.18%	1.01%	0.97%	1.10%	0.90%	0.71%
Portfolio turnover rate (z)^	8%	16%	17%	16%	31%	21%

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.37	$11.04	$9.75	$9.06	$9.26	$8.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.11	0.10	0.10	0.09	0.07
Net realized and unrealized gain (loss)	1.63	(0.75)	2.03	0.79	(0.06)	0.94

Total from investment operations	1.69	(0.64)	2.13	0.89	0.03	1.01

Less distributions:
Dividends from net investment income	—	(0.11)	(0.11)	(0.10)	(0.09)	(0.06)
Distributions from net realized gains	—	(0.92)	(0.73)	(0.10)	(0.14)	(0.40)

Total dividends and distributions	—	(1.03)	(0.84)	(0.20)	(0.23)	(0.46)

Net asset value, end of period	$11.06	$9.37	$11.04	$9.75	$9.06	$9.26

Total return (b)	18.04%	(6.44)%	21.96%	9.78%	0.34%	11.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,582,476	$1,429,796	$1,758,123	$1,632,833	$1,694,587	$1,904,860
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%	0.87%	0.88%	0.88%	0.88%	0.89%
Before waivers and reimbursements (a)(f)	0.88%	0.87%	0.88%	0.89%	0.88%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.18%	1.00%	0.97%	1.10%	0.92%	0.79%
Before waivers and reimbursements (a)(f)	1.18%	1.00%	0.97%	1.10%	0.92%	0.79%
Portfolio turnover rate (z)^	8%	16%	17%	16%	31%	21%

See Notes to Financial Statements.

1076

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class K		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.37	$11.04	$9.75	$9.06	$9.25	$8.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.14	0.13	0.13	0.11	0.09
Net realized and unrealized gain (loss)	1.63	(0.75)	2.03	0.79	(0.05)	0.94

Total from investment operations	1.70	(0.61)	2.16	0.92	0.06	1.03

Less distributions:
Dividends from net investment income	—	(0.14)	(0.14)	(0.13)	(0.11)	(0.09)
Distributions from net realized gains	—	(0.92)	(0.73)	(0.10)	(0.14)	(0.40)

Total dividends and distributions	—	(1.06)	(0.87)	(0.23)	(0.25)	(0.49)

Net asset value, end of period	$11.07	$9.37	$11.04	$9.75	$9.06	$9.25

Total return (b)	18.14%	(6.19)%	22.24%	10.06%	0.70%	11.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$829,099	$748,561	$942,266	$885,836	$887,254	$977,881
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63%	0.62%	0.63%	0.63%	0.63%	0.64%
Before waivers and reimbursements (a)(f)	0.63%	0.62%	0.63%	0.64%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.43%	1.25%	1.22%	1.35%	1.17%	1.00%
Before waivers and reimbursements (a)(f)	1.43%	1.25%	1.22%	1.35%	1.17%	1.00%
Portfolio turnover rate (z)^	8%	16%	17%	16%	31%	21%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1077

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	36.9%
Health Care	14.5
Consumer Discretionary	14.5
Communication Services	11.3
Industrials	9.6
Consumer Staples	4.6
Financials	3.1
Real Estate	2.4
Materials	1.4
Energy	0.4
Repurchase Agreements	0.3
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,209.93	$3.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.24	3.60
Class IB
Actual	1,000.00	1,210.57	3.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.24	3.60
Class K
Actual	1,000.00	1,211.44	2.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.47	2.35

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1078

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (11.3%)
Diversified Telecommunication Services (0.1%)
Zayo Group Holdings, Inc.*	23,741	$781,316

Entertainment (1.6%)
Activision Blizzard, Inc.	4,300	202,960
Electronic Arts, Inc.*	28,100	2,845,406
Live Nation Entertainment, Inc.*	13,500	894,375
Madison Square Garden Co. (The), Class A*	166	46,470
Netflix, Inc.*	44,458	16,330,313
Spotify Technology SA*	12,400	1,813,128
Take-Two Interactive Software, Inc.*	5,500	624,415
World Wrestling Entertainment, Inc., Class A	4,500	324,945
Zynga, Inc., Class A*	19,400	118,922

		23,200,934

Interactive Media & Services (8.2%)
Alphabet, Inc., Class A*	31,692	34,316,098
Alphabet, Inc., Class C*	32,179	34,782,603
Facebook, Inc., Class A*	252,398	48,712,814
IAC/InterActiveCorp*	4,600	1,000,638
Match Group, Inc. (x)	5,700	383,439
TripAdvisor, Inc.*	9,929	459,613
Twitter, Inc.*	79,343	2,769,071

		122,424,276

Media (1.3%)
Altice USA, Inc., Class A*	34,600	842,510
AMC Networks, Inc., Class A*	4,475	243,843
Cable One, Inc.	500	585,495
CBS Corp. (Non-Voting), Class B	31,400	1,566,860
Charter Communications, Inc., Class A*	9,966	3,938,364
Comcast Corp., Class A	223,500	9,449,580
Fox Corp., Class A	3,500	128,240
Fox Corp., Class B	1,600	58,448
Interpublic Group of Cos., Inc. (The)	3,700	83,583
New York Times Co. (The), Class A	3,200	104,384
Nexstar Media Group, Inc., Class A	3,600	363,600
Omnicom Group, Inc. (x)	12,234	1,002,576
Sinclair Broadcast Group, Inc., Class A	5,900	316,417
Sirius XM Holdings, Inc. (x)	149,300	833,094

		19,516,994

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	17,200	1,275,208

Total Communication Services		167,198,728

Consumer Discretionary (14.5%)
Auto Components (0.0%)
Aptiv plc	1,800	145,494

Automobiles (0.2%)
Tesla, Inc. (x)*	14,853	3,319,052

Distributors (0.1%)
IAA, Inc.*	13,300	515,774
LKQ Corp.*	4,654	123,843
Pool Corp.	4,100	783,100

		1,422,717

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	6,000	905,220
Grand Canyon Education, Inc.*	400	46,808
H&R Block, Inc.	3,200	93,760
Service Corp. International	6,700	313,426
ServiceMaster Global Holdings, Inc.*	2,215	115,379

		1,474,593

Hotels, Restaurants & Leisure (2.4%)
Chipotle Mexican Grill, Inc.*	2,773	2,032,276
Choice Hotels International, Inc.	1,523	132,516
Darden Restaurants, Inc.	13,000	1,582,490
Domino’s Pizza, Inc.	4,300	1,196,604
Dunkin’ Brands Group, Inc.	8,080	643,653
Hilton Grand Vacations, Inc.*	1,240	39,457
Hilton Worldwide Holdings, Inc.	30,311	2,962,597
Las Vegas Sands Corp.	17,188	1,015,639
Marriott International, Inc., Class A	29,276	4,107,130
McDonald’s Corp.	13,013	2,702,280
MGM Resorts International	4,600	131,422
Norwegian Cruise Line Holdings Ltd.*	4,500	241,335
Planet Fitness, Inc., Class A*	8,900	644,716
Six Flags Entertainment Corp.	690	34,279
Starbucks Corp.	127,822	10,715,318
Vail Resorts, Inc.	3,800	848,084
Wendy’s Co. (The)	19,500	381,810
Wyndham Hotels & Resorts, Inc.	2,900	161,646
Wynn Resorts Ltd.	8,500	1,053,915
Yum China Holdings, Inc.	30,764	1,421,297
Yum! Brands, Inc.	28,664	3,172,245

		35,220,709

Household Durables (0.2%)
Lennar Corp., Class A	12,200	591,212
Lennar Corp., Class B	600	23,106
NVR, Inc.*	400	1,348,100
Roku, Inc.*	8,600	778,988
Tempur Sealy International, Inc.*	4,800	352,176

		3,093,582

Internet & Direct Marketing Retail (6.7%)
Amazon.com, Inc.*	43,683	82,719,439
Booking Holdings, Inc.*	4,569	8,565,550
eBay, Inc.	87,000	3,436,500
Etsy, Inc.*	12,500	767,125
Expedia Group, Inc.	12,535	1,667,531

See Notes to Financial Statements.

1079

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

GrubHub, Inc. (x)*	9,600	$748,704
Wayfair, Inc., Class A (x)*	6,500	949,000

		98,853,849

Leisure Products (0.1%)
Hasbro, Inc.	12,249	1,294,474
Mattel, Inc. (x)*	24,900	279,129
Polaris Industries, Inc.	5,400	492,642

		2,066,245

Multiline Retail (0.4%)
Dollar General Corp.	25,700	3,473,612
Dollar Tree, Inc.*	13,446	1,443,966
Nordstrom, Inc.	11,343	361,388
Ollie’s Bargain Outlet Holdings, Inc.*	5,500	479,105
Target Corp.	2,700	233,847

		5,991,918

Specialty Retail (3.1%)
Advance Auto Parts, Inc.	1,692	260,805
AutoZone, Inc.*	2,614	2,874,015
Best Buy Co., Inc.	4,900	341,677
Burlington Stores, Inc.*	6,900	1,174,035
CarMax, Inc.*	8,196	711,659
Carvana Co.*	4,100	256,619
Five Below, Inc.*	5,700	684,114
Floor & Decor Holdings, Inc., Class A (x)*	7,000	293,300
Home Depot, Inc. (The)	66,382	13,805,464
L Brands, Inc.	3,688	96,257
Lowe’s Cos., Inc.	84,084	8,484,916
O’Reilly Automotive, Inc.*	8,111	2,995,554
Ross Stores, Inc.	37,924	3,759,027
TJX Cos., Inc. (The)	128,092	6,773,505
Tractor Supply Co.	12,700	1,381,760
Ulta Beauty, Inc.*	6,000	2,081,340
Williams-Sonoma, Inc. (x)	1,479	96,135

		46,070,182

Textiles, Apparel & Luxury Goods (1.2%)
Capri Holdings Ltd.*	6,200	215,016
Carter’s, Inc.	2,100	204,834
Columbia Sportswear Co.	2,000	200,320
Hanesbrands, Inc.	29,368	505,717
Lululemon Athletica, Inc.*	12,400	2,234,604
NIKE, Inc., Class B	130,232	10,932,977
Skechers U.S.A., Inc., Class A*	5,000	157,450
Under Armour, Inc., Class A (x)*	13,000	329,550
Under Armour, Inc., Class C*	13,337	296,081
VF Corp.	32,400	2,830,140

		17,906,689

Total Consumer Discretionary		215,565,030

Consumer Staples (4.6%)
Beverages (2.3%)
Brown-Forman Corp., Class A	4,900	269,500
Brown-Forman Corp., Class B	16,890	936,213
Coca-Cola Co. (The)	276,062	14,057,077

Monster Beverage Corp.*	40,658	2,595,200
PepsiCo, Inc.	124,216	16,288,444

		34,146,434

Food & Staples Retailing (1.1%)
Casey’s General Stores, Inc.	1,000	155,990
Costco Wholesale Corp.	46,366	12,252,679
Sprouts Farmers Market, Inc.*	5,755	108,712
Sysco Corp.	50,236	3,552,690

		16,070,071

Food Products (0.3%)
Campbell Soup Co.	9,995	400,500
Hershey Co. (The)	13,269	1,778,444
Kellogg Co.	9,928	531,843
Lamb Weston Holdings, Inc.	3,900	247,104
McCormick & Co., Inc. (Non-Voting)	8,388	1,300,224
Pilgrim’s Pride Corp.*	1,900	48,241
Post Holdings, Inc.*	3,000	311,910
TreeHouse Foods, Inc.*	900	48,690

		4,666,956

Household Products (0.3%)
Church & Dwight Co., Inc.	25,936	1,894,884
Clorox Co. (The)	10,974	1,680,229
Procter & Gamble Co. (The)	15,100	1,655,715

		5,230,828

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	22,674	4,151,836
Herbalife Nutrition Ltd.*	1,584	67,732

		4,219,568

Tobacco (0.3%)
Altria Group, Inc.	96,378	4,563,498

Total Consumer Staples		68,897,355

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Anadarko Petroleum Corp.	13,800	973,728
Cabot Oil & Gas Corp.	27,500	631,400
Cheniere Energy, Inc.*	14,100	965,145
Diamondback Energy, Inc.	3,600	392,292
Equitrans Midstream Corp.	2,100	41,391
ONEOK, Inc.	13,811	950,335
Parsley Energy, Inc., Class A*	16,200	307,962
Pioneer Natural Resources Co.	7,500	1,153,950

Total Energy		5,416,203

Financials (3.1%)
Banks (0.0%)
CIT Group, Inc.	800	42,032
Comerica, Inc.	900	65,376
First Republic Bank	3,100	302,715
Signature Bank	2,800	338,352
SVB Financial Group*	400	89,836
Synovus Financial Corp.	1,100	38,500
Western Alliance Bancorp*	1,000	44,720

		921,531

See Notes to Financial Statements.

1080

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Capital Markets (1.6%)
Ameriprise Financial, Inc.	1,900	$275,804
Cboe Global Markets, Inc.	2,830	293,273
Charles Schwab Corp. (The)	75,600	3,038,364
E*TRADE Financial Corp.	4,700	209,620
Evercore, Inc., Class A	1,500	132,855
FactSet Research Systems, Inc.	3,969	1,137,357
Interactive Brokers Group, Inc., Class A	2,000	108,400
Intercontinental Exchange, Inc.	23,275	2,000,253
Lazard Ltd., Class A	4,124	141,824
LPL Financial Holdings, Inc.	8,710	710,475
MarketAxess Holdings, Inc.	3,900	1,253,538
Moody’s Corp.	17,302	3,379,254
Morningstar, Inc.	2,035	294,342
MSCI, Inc.	8,691	2,075,324
Raymond James Financial, Inc.	3,000	253,650
S&P Global, Inc.	25,982	5,918,440
SEI Investments Co.	6,475	363,247
T. Rowe Price Group, Inc.	6,936	760,949
TD Ameritrade Holding Corp.	25,000	1,248,000
Virtu Financial, Inc., Class A	2,100	45,738

		23,640,707

Consumer Finance (0.5%)
American Express Co.	40,300	4,974,632
Credit Acceptance Corp.*	1,000	483,830
Discover Financial Services	11,900	923,321
Synchrony Financial	19,600	679,532

		7,061,315

Diversified Financial Services (0.0%)
Voya Financial, Inc.	1,000	55,300

Insurance (1.0%)
Alleghany Corp.*	200	136,222
Aon plc	25,200	4,863,096
Arch Capital Group Ltd.*	5,400	200,232
Arthur J Gallagher & Co.	4,100	359,119
Athene Holding Ltd., Class A*	6,500	279,890
Axis Capital Holdings Ltd.	800	47,720
Brown & Brown, Inc.	1,400	46,900
Erie Indemnity Co., Class A	1,743	443,210
Everest Re Group Ltd.	1,300	321,334
Kemper Corp.	1,200	103,548
Markel Corp.*	200	217,920
Marsh & McLennan Cos., Inc.	46,900	4,678,275
Primerica, Inc.	3,200	383,840
Progressive Corp. (The)	20,100	1,606,593
RenaissanceRe Holdings Ltd.	1,800	320,418
Travelers Cos., Inc. (The)	4,500	672,840

		14,681,157

Thrifts & Mortgage Finance (0.0%)
LendingTree, Inc.*	800	336,024

Total Financials		46,696,034

Health Care (14.5%)
Biotechnology (3.4%)
AbbVie, Inc.	156,059	11,348,610
Agios Pharmaceuticals, Inc. (x)*	500	24,940
Alexion Pharmaceuticals, Inc.*	17,190	2,251,546

Alnylam Pharmaceuticals, Inc.*	9,300	674,808
Amgen, Inc.	59,200	10,909,376
Biogen, Inc.*	7,009	1,639,195
BioMarin Pharmaceutical, Inc.*	18,749	1,605,852
Celgene Corp.*	74,194	6,858,493
Exact Sciences Corp.*	13,400	1,581,736
Exelixis, Inc.*	12,800	273,536
Gilead Sciences, Inc.	19,380	1,309,313
Incyte Corp.*	18,700	1,588,752
Ionis Pharmaceuticals, Inc.*	13,400	861,218
Moderna, Inc. (x)*	2,477	36,263
Neurocrine Biosciences, Inc.*	9,500	802,085
Regeneron Pharmaceuticals, Inc.*	1,800	563,400
Sage Therapeutics, Inc. (x)*	5,300	970,377
Sarepta Therapeutics, Inc. (x)*	7,400	1,124,430
Seattle Genetics, Inc.*	11,500	795,915
Vertex Pharmaceuticals, Inc.*	27,107	4,970,882

		50,190,727

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	78,700	6,618,670
ABIOMED, Inc.*	4,700	1,224,303
Align Technology, Inc.*	8,400	2,299,080
Baxter International, Inc.	23,856	1,953,806
Becton Dickinson and Co.	2,415	608,604
Boston Scientific Corp.*	146,500	6,296,570
Cantel Medical Corp.	2,200	177,408
Cooper Cos., Inc. (The)	700	235,823
Danaher Corp.	3,600	514,512
DexCom, Inc.*	9,500	1,423,480
Edwards Lifesciences Corp.*	21,892	4,044,328
Hill-Rom Holdings, Inc.	3,600	376,632
Hologic, Inc.*	22,500	1,080,450
ICU Medical, Inc.*	600	151,146
IDEXX Laboratories, Inc.*	8,994	2,476,318
Insulet Corp. (x)*	6,200	740,156
Intuitive Surgical, Inc.*	12,163	6,380,102
Masimo Corp.*	5,000	744,100
Penumbra, Inc. (x)*	3,300	528,000
ResMed, Inc.	14,932	1,822,152
STERIS plc	500	74,440
Stryker Corp.	36,191	7,440,146
Teleflex, Inc.	4,900	1,622,635
Varian Medical Systems, Inc.*	9,590	1,305,487
West Pharmaceutical Services, Inc.	5,800	725,870

		50,864,218

Health Care Providers & Services (2.7%)
AmerisourceBergen Corp.	15,908	1,356,316
Anthem, Inc.	8,000	2,257,680
Centene Corp.*	36,040	1,889,937
Chemed Corp.	1,700	613,428
Cigna Corp.	12,026	1,894,696
Encompass Health Corp.	5,200	329,472
Guardant Health, Inc.*	3,600	310,788
HCA Healthcare, Inc.	17,000	2,297,890
Henry Schein, Inc.*	1,904	133,090
Humana, Inc.	6,100	1,618,330
Laboratory Corp. of America Holdings*	600	103,740

See Notes to Financial Statements.

1081

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

McKesson Corp.	2,171	$291,761
Molina Healthcare, Inc.*	5,100	730,014
UnitedHealth Group, Inc.	99,800	24,352,198
WellCare Health Plans, Inc.*	4,800	1,368,336

		39,547,676

Health Care Technology (0.3%)
Cerner Corp.	34,040	2,495,132
Medidata Solutions, Inc.*	6,300	570,213
Veeva Systems, Inc., Class A*	13,445	2,179,569

		5,244,914

Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	3,200	238,944
Bio-Techne Corp.	3,954	824,370
Bruker Corp.	10,900	544,455
Charles River Laboratories International, Inc.*	5,027	713,331
Illumina, Inc.*	15,491	5,703,012
IQVIA Holdings, Inc.*	8,100	1,303,290
Mettler-Toledo International, Inc.*	2,647	2,223,480
PerkinElmer, Inc.	2,500	240,850
PRA Health Sciences, Inc.*	6,100	604,815
Thermo Fisher Scientific, Inc.	28,700	8,428,616
Waters Corp.*	7,242	1,558,768

		22,383,931

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	70,800	3,210,780
Eli Lilly & Co.	90,796	10,059,289
Horizon Therapeutics plc*	2,200	52,932
Jazz Pharmaceuticals plc*	5,200	741,312
Johnson & Johnson	42,314	5,893,494
Merck & Co., Inc.	257,800	21,616,530
Nektar Therapeutics*	2,700	96,066
Zoetis, Inc.	50,550	5,736,919

		47,407,322

Total Health Care		215,638,788

Industrials (9.6%)
Aerospace & Defense (3.2%)
Boeing Co. (The)	55,929	20,358,715
BWX Technologies, Inc.	7,400	385,540
General Dynamics Corp.	1,800	327,276
Harris Corp.	12,600	2,383,038
HEICO Corp.	4,126	552,100
HEICO Corp., Class A	8,013	828,304
Hexcel Corp.	8,300	671,304
Huntington Ingalls Industries, Inc.	3,400	764,116
Lockheed Martin Corp.	26,131	9,499,664
Northrop Grumman Corp.	16,700	5,395,937
Raytheon Co.	18,300	3,182,004
Spirit AeroSystems Holdings, Inc., Class A	9,700	789,289
TransDigm Group, Inc.*	4,253	2,057,601

		47,194,888

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	10,858	915,872

Expeditors International of Washington, Inc.	12,776	969,188
United Parcel Service, Inc., Class B	73,659	7,606,765
XPO Logistics, Inc. (x)*	5,600	323,736

		9,815,561

Airlines (0.2%)
Alaska Air Group, Inc.	5,800	370,678
American Airlines Group, Inc.	4,200	136,962
Delta Air Lines, Inc.	12,300	698,025
JetBlue Airways Corp.*	2,700	49,923
Southwest Airlines Co.	30,545	1,551,075
United Continental Holdings, Inc.*	5,500	481,525

		3,288,188

Building Products (0.2%)
Allegion plc	7,466	825,366
AO Smith Corp.	2,300	108,468
Armstrong World Industries, Inc.	5,100	495,720
Fortune Brands Home & Security, Inc.	4,600	262,798
Lennox International, Inc.	3,468	953,700

		2,646,052

Commercial Services & Supplies (0.6%)
Cintas Corp.	9,000	2,135,610
Copart, Inc.*	20,808	1,555,190
KAR Auction Services, Inc.	13,300	332,500
Republic Services, Inc.	1,400	121,296
Rollins, Inc.	14,900	534,463
Waste Management, Inc.	35,000	4,037,950

		8,717,009

Construction & Engineering (0.0%)
Quanta Services, Inc.	3,400	129,846

Electrical Equipment (0.3%)
Acuity Brands, Inc.	1,100	151,701
AMETEK, Inc.	19,023	1,728,050
Emerson Electric Co.	5,571	371,697
Hubbell, Inc.	3,100	404,240
Rockwell Automation, Inc.	12,412	2,033,458
Sensata Technologies Holding plc*	7,000	343,000

		5,032,146

Industrial Conglomerates (1.0%)
3M Co.	45,196	7,834,274
Carlisle Cos., Inc.	5,100	716,091
Honeywell International, Inc.	37,491	6,545,554
Roper Technologies, Inc.	1,673	612,753

		15,708,672

Machinery (1.3%)
Allison Transmission Holdings, Inc.	12,100	560,835
Caterpillar, Inc.	4,600	626,934
Deere & Co.	3,647	604,344
Donaldson Co., Inc.	13,380	680,507
Dover Corp.	6,700	671,340

See Notes to Financial Statements.

1082

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Flowserve Corp.	2,900	$152,801
Fortive Corp.	6,969	568,113
Graco, Inc.	17,348	870,523
IDEX Corp.	3,976	684,428
Illinois Tool Works, Inc.	34,200	5,157,702
Ingersoll-Rand plc	23,900	3,027,413
Lincoln Electric Holdings, Inc.	5,900	485,688
Middleby Corp. (The)*	5,800	787,060
Nordson Corp.	5,500	777,205
Toro Co. (The)	11,052	739,379
WABCO Holdings, Inc.*	4,547	602,932
Wabtec Corp. (x)	4,634	332,536
Woodward, Inc.	4,700	531,852
Xylem, Inc.	18,800	1,572,432

		19,434,024

Professional Services (0.7%)
CoStar Group, Inc.*	3,800	2,105,428
Equifax, Inc.	10,700	1,447,068
IHS Markit Ltd.*	26,200	1,669,464
Nielsen Holdings plc	4,600	103,960
Robert Half International, Inc.	12,205	695,807
TransUnion	19,632	1,443,148
Verisk Analytics, Inc.	16,791	2,459,210

		9,924,085

Road & Rail (1.1%)
CSX Corp.	29,300	2,266,941
Genesee & Wyoming, Inc., Class A*	1,000	100,000
JB Hunt Transport Services, Inc.	2,770	253,206
Landstar System, Inc.	3,766	406,690
Lyft, Inc., Class A*	300	19,713
Norfolk Southern Corp.	3,800	757,454
Old Dominion Freight Line, Inc.	2,900	432,854
Uber Technologies, Inc.*	2,000	92,760
Union Pacific Corp.	74,796	12,648,752

		16,978,370

Trading Companies & Distributors (0.3%)
Air Lease Corp.	700	28,938
Fastenal Co.	54,516	1,776,676
United Rentals, Inc.*	5,900	782,517
WW Grainger, Inc.	4,746	1,273,020

		3,861,151

Total Industrials		142,729,992

Information Technology (36.9%)
Communications Equipment (2.0%)
Arista Networks, Inc.*	6,270	1,627,818
Cisco Systems, Inc.	465,200	25,460,396
F5 Networks, Inc.*	5,840	850,479
Motorola Solutions, Inc.	12,800	2,134,144
Ubiquiti Networks, Inc. (x)	1,600	210,400

		30,283,237

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	30,764	2,951,498
CDW Corp.	15,274	1,695,414
Cognex Corp.	17,200	825,256
Corning, Inc.	25,700	854,011

Dolby Laboratories, Inc., Class A	800	51,680
FLIR Systems, Inc.	1,100	59,510
IPG Photonics Corp.*	300	46,275
Jabil, Inc.	3,300	104,280
Keysight Technologies, Inc.*	19,700	1,769,257
National Instruments Corp.	670	28,133
Trimble, Inc.*	4,500	202,995
Zebra Technologies Corp., Class A*	5,607	1,174,611

		9,762,920

IT Services (9.4%)
Accenture plc, Class A	67,300	12,435,021
Akamai Technologies, Inc.*	15,400	1,234,156
Alliance Data Systems Corp.	440	61,657
Automatic Data Processing, Inc.	45,900	7,588,647
Black Knight, Inc.*	15,100	908,265
Booz Allen Hamilton Holding Corp.	14,300	946,803
Broadridge Financial Solutions, Inc.	12,187	1,556,036
Cognizant Technology Solutions Corp., Class A	4,614	292,481
CoreLogic, Inc.*	400	16,732
EPAM Systems, Inc.*	5,500	952,050
Euronet Worldwide, Inc.*	5,300	891,672
Fidelity National Information Services, Inc.	18,800	2,306,384
First Data Corp., Class A*	60,029	1,624,985
Fiserv, Inc.*	41,316	3,766,367
FleetCor Technologies, Inc.*	9,024	2,534,390
Gartner, Inc.*	9,200	1,480,648
Genpact Ltd.	17,154	653,396
Global Payments, Inc.	16,512	2,644,067
GoDaddy, Inc., Class A*	18,500	1,297,775
International Business Machines Corp.	56,616	7,807,346
Jack Henry & Associates, Inc.	7,100	950,832
Mastercard, Inc., Class A	94,820	25,082,735
MongoDB, Inc.*	2,500	380,225
Okta, Inc.*	10,700	1,321,557
Paychex, Inc.	33,780	2,779,756
PayPal Holdings, Inc.*	124,076	14,201,739
Sabre Corp.	5,000	111,000
Square, Inc., Class A*	35,102	2,545,948
Switch, Inc., Class A (x)	6,099	79,836
Total System Services, Inc.	18,400	2,360,168
Twilio, Inc., Class A (x)*	12,200	1,663,470
VeriSign, Inc.*	7,641	1,598,192
Visa, Inc., Class A	183,708	31,882,523
Western Union Co. (The)	9,855	196,016
WEX, Inc.*	4,500	936,450
Worldpay, Inc.*	22,151	2,714,605

		139,803,930

Semiconductors & Semiconductor Equipment (4.2%)
Advanced Micro Devices, Inc.*	105,600	3,207,072
Analog Devices, Inc.	5,211	588,166
Applied Materials, Inc.	53,600	2,407,176
Broadcom, Inc.	40,811	11,747,854
Cree, Inc.*	800	44,944

See Notes to Financial Statements.

1083

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Entegris, Inc.	14,100	$526,212
KLA-Tencor Corp.	17,000	2,009,400
Lam Research Corp.	13,898	2,610,600
Maxim Integrated Products, Inc.	10,678	638,758
Microchip Technology, Inc. (x)	6,826	591,814
Monolithic Power Systems, Inc.	4,400	597,432
NVIDIA Corp.	61,600	10,116,568
QUALCOMM, Inc.	128,400	9,767,388
Skyworks Solutions, Inc.	900	69,543
Teradyne, Inc.	18,000	862,380
Texas Instruments, Inc.	98,931	11,353,322
Universal Display Corp.	4,500	846,270
Versum Materials, Inc.	11,450	590,591
Xilinx, Inc.	26,763	3,155,893

		61,731,383

Software (13.9%)
2U, Inc. (x)*	2,100	79,044
Adobe, Inc.*	51,434	15,155,028
Alteryx, Inc., Class A*	4,800	523,776
Anaplan, Inc.*	8,600	434,042
ANSYS, Inc.*	8,812	1,804,874
Aspen Technology, Inc.*	7,200	894,816
Atlassian Corp. plc, Class A*	11,095	1,451,670
Autodesk, Inc.*	17,980	2,928,942
Avalara, Inc.*	4,400	317,680
Cadence Design Systems, Inc.*	29,300	2,074,733
CDK Global, Inc.	12,733	629,519
Ceridian HCM Holding, Inc.*	5,200	261,040
Citrix Systems, Inc.	11,729	1,151,084
Coupa Software, Inc.*	6,400	810,304
DocuSign, Inc. (x)*	16,000	795,360
Dropbox, Inc., Class A*	22,200	556,110
Elastic NV (x)*	3,923	292,891
Fair Isaac Corp.*	3,000	942,060
FireEye, Inc. (x)*	21,000	311,010
Fortinet, Inc.*	15,000	1,152,450
Guidewire Software, Inc.*	8,600	871,868
HubSpot, Inc.*	4,200	716,184
Intuit, Inc.	26,329	6,880,558
Manhattan Associates, Inc.*	6,700	464,511
Microsoft Corp.#	798,749	107,000,416
New Relic, Inc.*	4,900	423,899
Nutanix, Inc., Class A*	14,700	381,318
Oracle Corp.	242,532	13,817,048
Pagerduty, Inc.*	1,000	47,050
Palo Alto Networks, Inc.*	9,766	1,989,920
Paycom Software, Inc.*	5,200	1,178,944
Paylocity Holding Corp.*	3,400	318,988
Pegasystems, Inc.	4,000	284,840
Pluralsight, Inc., Class A*	6,461	195,897
Proofpoint, Inc.*	5,800	697,450
PTC, Inc.*	10,900	978,384
RealPage, Inc.*	8,300	488,455
Red Hat, Inc.*	18,651	3,501,912
RingCentral, Inc., Class A*	7,300	838,916
salesforce.com, Inc.*	77,684	11,786,993
ServiceNow, Inc.*	19,389	5,323,638
Smartsheet, Inc., Class A*	8,900	430,760
SolarWinds Corp.*	1,341	24,594
Splunk, Inc.*	15,800	1,986,850

SS&C Technologies Holdings, Inc.	21,000	1,209,810
Synopsys, Inc.*	15,700	2,020,433
Tableau Software, Inc., Class A*	8,000	1,328,160
Teradata Corp.*	12,200	437,370
Trade Desk, Inc. (The), Class A*	4,000	911,120
Tyler Technologies, Inc.*	4,000	864,080
VMware, Inc., Class A	7,766	1,298,553
Workday, Inc., Class A*	16,860	3,466,079
Zendesk, Inc.*	11,300	1,006,039
Zscaler, Inc.*	6,400	490,496

		206,227,966

Technology Hardware, Storage & Peripherals (6.7%)
Apple, Inc.	486,167	96,222,173
Dell Technologies, Inc., Class C*	11,494	583,895
HP, Inc.	8,200	170,478
NCR Corp.*	12,600	391,860
NetApp, Inc.	26,000	1,604,200
Pure Storage, Inc., Class A*	24,000	366,480

		99,339,086

Total Information Technology		547,148,522

Materials (1.4%)
Chemicals (0.9%)
Air Products & Chemicals, Inc.	3,300	747,021
Axalta Coating Systems Ltd.*	6,599	196,452
CF Industries Holdings, Inc.	2,300	107,433
Ecolab, Inc.	26,641	5,259,999
Element Solutions, Inc.*	9,100	94,094
NewMarket Corp.	700	280,658
PPG Industries, Inc.	8,100	945,351
RPM International, Inc.	2,200	134,442
Scotts Miracle-Gro Co. (The)	4,093	403,160
Sherwin-Williams Co. (The)	8,771	4,019,662
WR Grace & Co.	6,000	456,660

		12,644,932

Construction Materials (0.2%)
Eagle Materials, Inc.	3,900	361,530
Martin Marietta Materials, Inc.	2,036	468,504
Vulcan Materials Co.	12,700	1,743,837

		2,573,871

Containers & Packaging (0.3%)
AptarGroup, Inc.	2,600	323,284
Avery Dennison Corp.	8,300	960,144
Ball Corp.	34,800	2,435,652
Berry Global Group, Inc.*	5,300	278,727
Crown Holdings, Inc.*	7,903	482,873
Sealed Air Corp.	1,100	47,058

		4,527,738

Metals & Mining (0.0%)
Royal Gold, Inc.	2,100	215,229
Southern Copper Corp.	6,229	241,997

		457,226

Total Materials		20,203,767

See Notes to Financial Statements.

1084

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
American Homes 4 Rent (REIT), Class A	11,600	$281,996
American Tower Corp. (REIT)	46,420	9,490,569
Americold Realty Trust (REIT)	20,100	651,642
Brookfield Property REIT, Inc. (REIT), Class A	9,900	187,011
Colony Capital, Inc. (REIT)	2,687	13,435
CoreSite Realty Corp. (REIT)	3,000	345,510
Crown Castle International Corp. (REIT)	43,717	5,698,511
Equinix, Inc. (REIT)	8,852	4,463,975
Equity LifeStyle Properties, Inc. (REIT)	9,000	1,092,060
Extra Space Storage, Inc. (REIT)	10,500	1,114,050
Iron Mountain, Inc. (REIT)	3,300	103,290
Lamar Advertising Co. (REIT), Class A	8,900	718,319
Outfront Media, Inc. (REIT)	2,300	59,317
Public Storage (REIT)	11,862	2,825,173
SBA Communications Corp. (REIT)*	11,818	2,657,159
Simon Property Group, Inc. (REIT)	28,761	4,594,857
Sun Communities, Inc. (REIT)	2,100	269,199
UDR, Inc. (REIT)	1,500	67,335

		34,633,408

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	12,943	663,976
Howard Hughes Corp. (The)*	1,300	160,992

		824,968

Total Real Estate		35,458,376

Total Common Stocks (98.7%) (Cost $543,750,938)		1,464,952,795

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $800,173, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $816,000. (xx)	$800,000	800,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $97,882, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $99,818. (xx)	97,860	97,860
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $2,935,323, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $2,994,029. (xx)	2,934,711	2,934,711
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $102,404. (xx)	100,000	100,000
Societe Generale SA, 2.50%, dated 6/28/19, due 7/5/19, repurchase price $1,000,486, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $1,077,568. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		4,932,571

Total Short-Term Investments (0.3%) (Cost $4,932,571)		4,932,571

Total Investments in Securities (99.0%) (Cost $548,683,509)		1,469,885,366
Other Assets Less Liabilities (1.0%)		14,858,839

Net Assets (100%)		$1,484,744,205

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $11,520,560.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $14,298,990. This was collateralized by $9,907,932 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $4,932,571 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

1085

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	119	9/2019	USD	17,517,990	126,525

					126,525

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$167,198,728	$—	$—	$167,198,728
Consumer Discretionary	215,565,030	—	—	215,565,030
Consumer Staples	68,897,355	—	—	68,897,355
Energy	5,416,203	—	—	5,416,203
Financials	46,696,034	—	—	46,696,034
Health Care	215,638,788	—	—	215,638,788
Industrials	142,729,992	—	—	142,729,992
Information Technology	547,148,522	—	—	547,148,522
Materials	20,203,767	—	—	20,203,767
Real Estate	35,458,376	—	—	35,458,376
Futures	126,525	—	—	126,525
Short-Term Investments
Repurchase Agreements	—	4,932,571	—	4,932,571

Total Assets	$1,465,079,320	$4,932,571	$—	$1,470,011,891

Total Liabilities	$—	$—	$—	$—

Total	$1,465,079,320	$4,932,571	$—	$1,470,011,891

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$126,525	*

Total		$126,525

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1086

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,446,094	$1,446,094

Total	$1,446,094	$1,446,094

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$163,648	$163,648

Total	$163,648	$163,648

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $14,673,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$207,502,952
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$248,481,817

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$925,748,173
Aggregate gross unrealized depreciation	(4,197,621)

Net unrealized appreciation	$921,550,552

Federal income tax cost of investments in securities and derivative instruments, if applicable	$548,461,339

See Notes to Financial Statements.

1087

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EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $543,750,938)	$1,464,952,795
Repurchase Agreements (Cost $4,932,571)	4,932,571
Cash	9,301,903
Receivable for securities sold	202,131,550
Receivable for Portfolio shares sold	1,267,574
Dividends, interest and other receivables	751,061
Due from broker for futures variation margin	35,917
Securities lending income receivable	3,537
Other assets	15,935

Total assets	1,683,392,843

LIABILITIES
Payable for securities purchased	192,119,928
Payable for return of collateral on securities loaned	4,932,571
Payable for Portfolio shares redeemed	727,849
Investment management fees payable	386,201
Distribution fees payable – Class IB	270,464
Administrative fees payable	114,210
Distribution fees payable – Class IA	18,441
Trustees’ fees payable	1,215
Accrued expenses	77,759

Total liabilities	198,648,638

NET ASSETS	$1,484,744,205

Net assets were comprised of:
Paid in capital	$464,423,789
Total distributable earnings (loss)	1,020,320,416

Net assets	$1,484,744,205

Class IA
Net asset value, offering and redemption price per share, $90,950,859 / 5,656,341 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.08

Class IB
Net asset value, offering and redemption price per share, $1,340,318,290 / 86,043,235 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.58

Class K
Net asset value, offering and redemption price per share, $53,475,056 / 3,321,518 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.10

(x)	Includes value of securities on loan of $14,298,990.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $143 foreign withholding tax)	$9,221,525
Interest	132,164
Securities lending (net)	76,720

Total income	9,430,409

EXPENSES
Investment management fees	2,470,571
Distribution fees – Class IB	1,594,262
Administrative fees	675,763
Distribution fees – Class IA	105,668
Professional fees	41,642
Custodian fees	39,672
Printing and mailing expenses	29,080
Trustees’ fees	21,177
Tax expense	15,964
Miscellaneous	12,858

Total expenses	5,006,657

NET INVESTMENT INCOME (LOSS)	4,423,752

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	81,340,659
Futures contracts	1,446,094

Net realized gain (loss)	82,786,753

Change in unrealized appreciation (depreciation) on:
Investments in securities	175,826,313
Futures contracts	163,648

Net change in unrealized appreciation (depreciation)	175,989,961

NET REALIZED AND UNREALIZED GAIN (LOSS)	258,776,714

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$263,200,466

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,423,752	$9,431,559
Net realized gain (loss)	82,786,753	91,112,398
Net change in unrealized appreciation (depreciation)	175,989,961	(123,905,852)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	263,200,466	(23,361,895)

Distributions to shareholders:
Class IA	—	(4,907,812)
Class IB	—	(86,170,641)
Class K	—	(5,192,107)

Total distributions to shareholders	—	(96,270,560)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 987,641 and 566,445 shares, respectively ]	14,128,657	8,691,802
Capital shares issued in reinvestment of dividends and distributions [ 0 and 344,825 shares, respectively ]	—	4,907,812
Capital shares repurchased [ (381,938) and (671,866) shares, respectively ]	(5,815,280)	(10,222,846)

Total Class IA transactions	8,313,377	3,376,768

Class IB
Capital shares sold [ 3,031,969 and 6,159,186 shares, respectively ]	44,648,532	92,802,953
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,247,783 shares, respectively ]	—	86,170,641
Capital shares repurchased [ (5,963,743) and (11,981,906) shares, respectively ]	(87,544,820)	(178,884,755)

Total Class IB transactions	(42,896,288)	88,839

Class K
Capital shares sold [ 104,914 and 319,226 shares, respectively ]	1,563,698	4,904,026
Capital shares issued in reinvestment of dividends and distributions [ 0 and 364,921 shares, respectively ]	—	5,192,107
Capital shares repurchased [ (1,953,917) and (1,239,806) shares, respectively ]	(26,489,328)	(19,835,985)

Total Class K transactions	(24,925,630)	(9,739,852)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(59,508,541)	(6,274,245)

TOTAL INCREASE (DECREASE) IN NET ASSETS	203,691,925	(125,906,700)
NET ASSETS:
Beginning of period	1,281,052,280	1,406,958,980

End of period	$1,484,744,205	$1,281,052,280

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$13.29	$14.58	$11.81	$11.81	$12.48	$12.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.10	0.11	0.11	0.12
Net realized and unrealized gain (loss)	2.74	(0.36)	3.35	0.64	0.47	1.42

Total from investment operations	2.79	(0.26)	3.45	0.75	0.58	1.54

Less distributions:
Dividends from net investment income	—	(0.10)	(0.10)	(0.12)	(0.11)	(0.12)
Distributions from net realized gains	—	(0.93)	(0.58)	(0.63)	(1.14)	(1.54)

Total dividends and distributions	—	(1.03)	(0.68)	(0.75)	(1.25)	(1.66)

Net asset value, end of period	$16.08	$13.29	$14.58	$11.81	$11.81	$12.48

Total return (b)	20.99%	(2.24)%	29.27%	6.32%	4.84%	12.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$90,951	$67,106	$70,140	$49,353	$42,712	$35,445
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.74%	0.72%	0.73%	0.72%	0.73%
Before waivers (a)(f)	0.72%	0.74%	0.72%	0.73%	0.72%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.63%	0.64%	0.75%	0.95%	0.87%	0.91%
Before waivers (a)(f)	0.63%	0.64%	0.75%	0.95%	0.87%	0.91%
Portfolio turnover rate (z)^	15%	13%	13%	13%	17%	15%

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.87	$14.15	$11.48	$11.50	$12.18	$12.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.10	0.10	0.11	0.11	0.12
Net realized and unrealized gain (loss)	2.67	(0.35)	3.25	0.62	0.46	1.39

Total from investment operations	2.71	(0.25)	3.35	0.73	0.57	1.51

Less distributions:
Dividends from net investment income	—	(0.10)	(0.10)	(0.12)	(0.11)	(0.12)
Distributions from net realized gains	—	(0.93)	(0.58)	(0.63)	(1.14)	(1.54)

Total dividends and distributions	—	(1.03)	(0.68)	(0.75)	(1.25)	(1.66)

Net asset value, end of period	$15.58	$12.87	$14.15	$11.48	$11.50	$12.18

Total return (b)	21.06%	(2.24)%	29.24%	6.29%	4.85%	12.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,340,318	$1,145,248	$1,253,336	$1,013,708	$1,013,947	$951,916
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.74%	0.72%	0.73%	0.72%	0.73%
Before waivers (a)(f)	0.72%	0.74%	0.72%	0.73%	0.72%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.62%	0.63%	0.75%	0.95%	0.87%	0.90%
Before waivers (a)(f)	0.62%	0.63%	0.75%	0.95%	0.87%	0.90%
Portfolio turnover rate (z)^	15%	13%	13%	13%	17%	15%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$13.29	$14.58	$11.81	$11.81	$12.48	$12.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.14	0.14	0.14	0.14	0.15
Net realized and unrealized gain (loss)	2.75	(0.36)	3.35	0.65	0.48	1.43

Total from investment operations	2.81	(0.22)	3.49	0.79	0.62	1.58

Less distributions:
Dividends from net investment income	—	(0.14)	(0.14)	(0.16)	(0.15)	(0.16)
Distributions from net realized gains	—	(0.93)	(0.58)	(0.63)	(1.14)	(1.54)

Total dividends and distributions	—	(1.07)	(0.72)	(0.79)	(1.29)	(1.70)

Net asset value, end of period	$16.10	$13.29	$14.58	$11.81	$11.81	$12.48

Total return (b)	21.14%	(1.99)%	29.55%	6.59%	5.11%	12.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,475	$68,699	$83,483	$100,219	$173,240	$292,356
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47%	0.48%	0.47%	0.48%	0.47%	0.48%
Before waivers (a)(f)	0.47%	0.48%	0.47%	0.48%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.85%	0.90%	1.01%	1.21%	1.11%	1.15%
Before waivers (a)(f)	0.85%	0.90%	1.01%	1.21%	1.11%	1.15%
Portfolio turnover rate (z)^	15%	13%	13%	13%	17%	15%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	26.7%
Consumer Discretionary	15.0
Health Care	10.6
Communication Services	10.5
Exchange Traded Funds	9.4
Industrials	6.4
Consumer Staples	5.0
Investment Company	3.9
Financials	3.1
Repurchase Agreements	2.0
Real Estate	1.3
Materials	0.9
Energy	0.4
Utilities	0.2
Cash and Other	4.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,206.83	$4.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.59	4.24
Class IB
Actual	1,000.00	1,206.96	4.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.59	4.24
Class K
Actual	1,000.00	1,208.12	3.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.83	3.00

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.5%)
Diversified Telecommunication Services (0.0%)
Zayo Group Holdings, Inc.*	41,044	$1,350,758

Entertainment (1.6%)
Activision Blizzard, Inc.	7,312	345,126
Electronic Arts, Inc.*	76,190	7,714,999
Live Nation Entertainment, Inc.*	23,028	1,525,605
Madison Square Garden Co. (The), Class A*	241	67,466
Netflix, Inc.*	96,699	35,519,477
Spotify Technology SA*	21,067	3,080,417
Take-Two Interactive Software, Inc.*	9,277	1,053,218
Tencent Music Entertainment Group (ADR) (x)*	141,031	2,114,055
Walt Disney Co. (The)	192,220	26,841,601
World Wrestling Entertainment, Inc., Class A	7,758	560,205
Zynga, Inc., Class A*	32,979	202,161

		79,024,330

Interactive Media & Services (7.9%)
Alphabet, Inc., Class A*	79,890	86,504,892
Alphabet, Inc., Class C*	102,634	110,938,117
Facebook, Inc., Class A*	877,124	169,284,932
IAC/InterActiveCorp*	22,797	4,959,031
Match Group, Inc. (x)	9,510	639,738
Tencent Holdings Ltd.	221,200	9,984,398
TripAdvisor, Inc.*	16,966	785,356
Twitter, Inc.*	134,480	4,693,352

		387,789,816

Media (1.0%)
Altice USA, Inc., Class A*	58,684	1,428,956
AMC Networks, Inc., Class A*	7,412	403,880
Cable One, Inc.	792	927,424
CBS Corp. (Non-Voting), Class B	53,212	2,655,279
Charter Communications, Inc., Class A*	16,778	6,630,330
Comcast Corp., Class A	734,626	31,059,987
Fox Corp., Class A	6,076	222,624
Fox Corp., Class B	2,822	103,088
Interpublic Group of Cos., Inc. (The)	5,880	132,829
New York Times Co. (The), Class A	5,432	177,192
Nexstar Media Group, Inc., Class A	6,179	624,079
Omnicom Group, Inc. (x)	20,727	1,698,578
Sinclair Broadcast Group, Inc., Class A	10,072	540,161
Sirius XM Holdings, Inc. (x)	252,916	1,411,271

		48,015,678

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	29,179	2,163,331

Total Communication Services		518,343,913

Consumer Discretionary (15.0%)
Auto Components (0.1%)
Aptiv plc	67,952	5,492,560

Automobiles (0.2%)
Ferrari NV (x)	28,391	4,582,875
Tesla, Inc. (x)*	25,107	5,610,411

		10,193,286

Distributors (0.0%)
IAA, Inc.*	22,797	884,068
LKQ Corp.*	7,930	211,017
Pool Corp.	6,827	1,303,957

		2,399,042

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	10,253	1,546,870
Grand Canyon Education, Inc.*	787	92,095
H&R Block, Inc.	5,525	161,882
Service Corp. International	11,389	532,777
ServiceMaster Global Holdings, Inc.*	3,844	200,234
Weight Watchers International, Inc. (x)*	248,225	4,741,098

		7,274,956

Hotels, Restaurants & Leisure (3.1%)
Chipotle Mexican Grill, Inc.*	4,566	3,346,330
Choice Hotels International, Inc.	2,590	225,356
Darden Restaurants, Inc.	82,049	9,987,825
Domino’s Pizza, Inc.	7,314	2,035,340
Dunkin’ Brands Group, Inc.	84,011	6,692,316
Hilton Grand Vacations, Inc.*	2,230	70,959
Hilton Worldwide Holdings, Inc.	51,311	5,015,137
Las Vegas Sands Corp.	85,942	5,078,313
Marriott International, Inc., Class A	49,570	6,954,175
McDonald’s Corp.	99,709	20,705,571
MGM Resorts International	91,245	2,606,870
Norwegian Cruise Line Holdings Ltd.*	7,777	417,080
Planet Fitness, Inc., Class A*	15,113	1,094,786
Six Flags Entertainment Corp.	1,319	65,528
Starbucks Corp.	543,098	45,527,905
Vail Resorts, Inc.	6,403	1,429,022
Wendy’s Co. (The)	32,568	637,681
Wyndham Hotels & Resorts, Inc.	5,073	282,769
Wynn Resorts Ltd.	50,154	6,218,594
Yum China Holdings, Inc.	403,269	18,631,028
Yum! Brands, Inc.	121,879	13,488,349

		150,510,934

Household Durables (0.2%)
Lennar Corp., Class A	20,716	1,003,897
Lennar Corp., Class B	1,303	50,179
NVR, Inc.*	1,300	4,381,325
Roku, Inc.*	14,618	1,324,098
Tempur Sealy International, Inc.*	8,453	620,197

		7,379,696

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (6.5%)
Alibaba Group Holding Ltd. (ADR)*	229,723	$38,926,562
Amazon.com, Inc.*	114,686	217,172,850
Booking Holdings, Inc.*	20,531	38,489,671
eBay, Inc.	419,941	16,587,670
Etsy, Inc.*	21,301	1,307,242
Expedia Group, Inc.	21,181	2,817,709
GrubHub, Inc. (x)*	16,320	1,272,797
MercadoLibre, Inc.*	2,413	1,476,201
Wayfair, Inc., Class A (x)*	10,973	1,602,058

		319,652,760

Leisure Products (0.1%)
Hasbro, Inc.	20,712	2,188,844
Mattel, Inc. (x)*	42,206	473,129
Polaris Industries, Inc.	9,193	838,678

		3,500,651

Multiline Retail (0.6%)
Dollar General Corp.	128,446	17,360,761
Dollar Tree, Inc.*	59,044	6,340,735
Dollarama, Inc. (x)	128,807	4,531,433
Nordstrom, Inc. (x)	19,295	614,739
Ollie’s Bargain Outlet Holdings, Inc.*	9,389	817,876
Target Corp.	4,722	408,973

		30,074,517

Specialty Retail (2.7%)
Advance Auto Parts, Inc.	2,927	451,168
AutoZone, Inc.*	4,426	4,866,254
Best Buy Co., Inc.	8,385	584,686
Burlington Stores, Inc.*	11,666	1,984,970
CarMax, Inc. (x)*	14,019	1,217,270
Carvana Co.*	7,065	442,198
Dick’s Sporting Goods, Inc.	161,475	5,591,879
Five Below, Inc.*	9,764	1,171,875
Floor & Decor Holdings, Inc., Class A (x)*	12,378	518,638
Home Depot, Inc. (The)	174,586	36,308,651
L Brands, Inc.	5,740	149,814
Lowe’s Cos., Inc.	142,501	14,379,776
O’Reilly Automotive, Inc.*	39,077	14,431,918
Ross Stores, Inc.	64,259	6,369,352
Tiffany & Co.	74,500	6,976,180
TJX Cos., Inc. (The)	217,047	11,477,445
Tractor Supply Co.	21,516	2,340,941
Ulta Beauty, Inc.*	25,860	8,970,575
Williams-Sonoma, Inc. (x)	223,323	14,515,995

		132,749,585

Textiles, Apparel & Luxury Goods (1.4%)
Capri Holdings Ltd.*	10,541	365,562
Carter’s, Inc.	3,549	346,170
Columbia Sportswear Co.	3,484	348,957
Hanesbrands, Inc.	49,778	857,177
Lululemon Athletica, Inc.*	21,073	3,797,565
LVMH Moet Hennessy Louis Vuitton SE (x)	18,414	7,837,302
NIKE, Inc., Class B	399,331	33,523,838
Skechers U.S.A., Inc., Class A*	8,491	267,382
Under Armour, Inc., Class A (x)*	598,350	15,168,172
Under Armour, Inc., Class C*	22,744	504,917
VF Corp.	54,947	4,799,620

		67,816,662

Total Consumer Discretionary		737,044,649

Consumer Staples (5.0%)
Beverages (2.5%)
Anheuser-Busch InBev SA/NV (ADR) (x)	143,775	12,725,525
Brown-Forman Corp., Class A	8,432	463,760
Brown-Forman Corp., Class B	28,662	1,588,735
Coca-Cola Co. (The)	934,972	47,608,774
Diageo plc (ADR)	27,700	4,773,264
Monster Beverage Corp.*	437,035	27,895,944
PepsiCo, Inc.	210,388	27,588,179

		122,644,181

Food & Staples Retailing (0.8%)
Casey’s General Stores, Inc.	1,645	256,604
Costco Wholesale Corp.	78,566	20,761,851
Sprouts Farmers Market, Inc.*	9,897	186,954
Sysco Corp.	85,198	6,025,203
Walmart, Inc.	114,403	12,640,387

		39,870,999

Food Products (0.8%)
Campbell Soup Co.	16,960	679,587
Danone SA (ADR)	617,844	10,460,099
Hershey Co. (The)	22,512	3,017,283
Kellogg Co.	16,835	901,851
Lamb Weston Holdings, Inc.	6,757	428,124
McCormick & Co., Inc. (Non-Voting)	14,177	2,197,577
Nestle SA (Registered)	131,867	13,651,382
Nestle SA (ADR)	86,661	8,960,747
Pilgrim’s Pride Corp.*	3,362	85,361
Post Holdings, Inc.*	5,201	540,748
TreeHouse Foods, Inc.*	1,673	90,509

		41,013,268

Household Products (0.5%)
Church & Dwight Co., Inc.	43,936	3,209,964
Clorox Co. (The)	18,561	2,841,875
Colgate-Palmolive Co.	106,375	7,623,896
Procter & Gamble Co. (The)	101,412	11,119,826

		24,795,561

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	38,377	7,027,212
Herbalife Nutrition Ltd.*	2,327	99,502

		7,126,714

Tobacco (0.2%)
Altria Group, Inc.	163,247	7,729,746
Philip Morris International, Inc.	44,691	3,509,584

		11,239,330

Total Consumer Staples		246,690,053

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (0.4%)
Energy Equipment & Services (0.2%)
Schlumberger Ltd.	189,180	$7,518,013

Oil, Gas & Consumable Fuels (0.2%)
Anadarko Petroleum Corp.	23,496	1,657,878
Cabot Oil & Gas Corp.	46,650	1,071,084
Cheniere Energy, Inc.*	23,902	1,636,092
Diamondback Energy, Inc.	6,102	664,935
Equitrans Midstream Corp.	3,710	73,124
ONEOK, Inc.	23,427	1,612,012
Parsley Energy, Inc., Class A*	27,446	521,748
Pioneer Natural Resources Co.	26,239	4,037,133

		11,274,006

Total Energy		18,792,019

Financials (3.1%)
Banks (0.0%)
CIT Group, Inc.	1,408	73,976
Comerica, Inc.	1,434	104,166
First Republic Bank	5,371	524,478
Signature Bank	4,747	573,627
SVB Financial Group*	686	154,069
Synovus Financial Corp.	2,013	70,455
Western Alliance Bancorp*	1,829	81,793

		1,582,564

Capital Markets (2.0%)
Ameriprise Financial, Inc.	3,297	478,593
Cboe Global Markets, Inc.	4,883	506,025
Charles Schwab Corp. (The)	522,246	20,989,067
E*TRADE Financial Corp.	8,044	358,762
Evercore, Inc., Class A	2,591	229,485
FactSet Research Systems, Inc.	40,510	11,608,546
Interactive Brokers Group, Inc., Class A	3,512	190,350
Intercontinental Exchange, Inc.	71,867	6,176,250
Lazard Ltd., Class A	7,125	245,029
LPL Financial Holdings, Inc.	14,730	1,201,526
MarketAxess Holdings, Inc.	6,557	2,107,551
Moody’s Corp.	29,360	5,734,302
Morgan Stanley	20,583	901,741
Morningstar, Inc.	3,482	503,636
MSCI, Inc.	66,935	15,983,409
Raymond James Financial, Inc.	5,243	443,296
S&P Global, Inc.	47,505	10,821,164
SEI Investments Co.	217,839	12,220,768
T. Rowe Price Group, Inc.	11,861	1,301,270
TD Ameritrade Holding Corp.	129,845	6,481,862
Virtu Financial, Inc., Class A	3,612	78,669

		98,561,301

Consumer Finance (0.5%)
American Express Co.	173,943	21,471,524
Credit Acceptance Corp.*	1,650	798,320
Discover Financial Services	20,260	1,571,973
Synchrony Financial	33,331	1,155,586

		24,997,403

Diversified Financial Services (0.0%)
Voya Financial, Inc.	1,499	82,895

Insurance (0.6%)
Alleghany Corp.*	260	177,089
Aon plc	42,655	8,231,562
Arch Capital Group Ltd.*	9,246	342,842
Arthur J Gallagher & Co.	6,958	609,451
Athene Holding Ltd., Class A*	11,049	475,770
Axis Capital Holdings Ltd.	1,754	104,626
Brown & Brown, Inc.	2,611	87,468
Chubb Ltd.	23,083	3,399,895
Erie Indemnity Co., Class A	2,912	740,463
Everest Re Group Ltd.	2,181	539,100
Kemper Corp.	2,087	180,087
Markel Corp.*	194	211,382
Marsh & McLennan Cos., Inc.	79,556	7,935,711
Primerica, Inc.	5,426	650,849
Progressive Corp. (The)	34,064	2,722,736
RenaissanceRe Holdings Ltd.	2,972	529,046
Travelers Cos., Inc. (The)	7,575	1,132,614

		28,070,691

Thrifts & Mortgage Finance (0.0%)
LendingTree, Inc.*	1,376	577,961

Total Financials		153,872,815

Health Care (10.6%)
Biotechnology (2.6%)
AbbVie, Inc.	264,413	19,228,113
Agios Pharmaceuticals, Inc. (x)*	984	49,082
Alexion Pharmaceuticals, Inc.*	47,771	6,257,046
Alnylam Pharmaceuticals, Inc.*	15,988	1,160,089
Amgen, Inc.	127,451	23,486,670
Biogen, Inc.*	11,859	2,773,464
BioMarin Pharmaceutical, Inc.*	133,134	11,402,927
Celgene Corp.*	125,645	11,614,624
Exact Sciences Corp.*	22,812	2,692,729
Exelixis, Inc.*	21,787	465,588
Gilead Sciences, Inc.	32,839	2,218,603
Incyte Corp.*	31,546	2,680,148
Ionis Pharmaceuticals, Inc.*	22,878	1,470,369
Moderna, Inc. (x)*	5,140	75,250
Neurocrine Biosciences, Inc.*	16,250	1,371,988
Regeneron Pharmaceuticals, Inc.*	63,214	19,785,982
Sage Therapeutics, Inc. (x)*	8,910	1,631,332
Sarepta Therapeutics, Inc. (x)*	12,593	1,913,506
Seattle Genetics, Inc.*	19,819	1,371,673
Vertex Pharmaceuticals, Inc.*	84,903	15,569,512

		127,218,695

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	133,328	11,212,885
ABIOMED, Inc.*	7,997	2,083,139
Alcon, Inc. (x)*	54,828	3,389,833
Align Technology, Inc.*	43,892	12,013,240
Baxter International, Inc.	40,518	3,318,424
Becton Dickinson and Co.	34,552	8,707,450
Boston Scientific Corp.*	248,185	10,666,991
Cantel Medical Corp.	3,749	302,319
Cooper Cos., Inc. (The)	1,182	398,204
Danaher Corp.	6,032	862,093
DexCom, Inc.*	16,320	2,445,389

See Notes to Financial Statements.

1095

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Edwards Lifesciences Corp.*	37,089	$6,851,822
Hill-Rom Holdings, Inc.	6,166	645,087
Hologic, Inc.*	38,230	1,835,805
ICU Medical, Inc.*	1,046	263,498
IDEXX Laboratories, Inc.*	15,170	4,176,756
Insulet Corp. (x)*	10,670	1,273,785
Intuitive Surgical, Inc.*	33,674	17,663,697
Masimo Corp.*	8,333	1,240,117
Penumbra, Inc. (x)*	5,478	876,480
ResMed, Inc.	25,330	3,091,020
STERIS plc	868	129,228
Stryker Corp.	106,218	21,836,296
Teleflex, Inc.	8,241	2,729,007
Varian Medical Systems, Inc.*	79,161	10,776,187
West Pharmaceutical Services, Inc.	9,883	1,236,857

		130,025,609

Health Care Providers & Services (1.8%)
AmerisourceBergen Corp.	27,097	2,310,290
Anthem, Inc.	29,325	8,275,808
Centene Corp.*	132,249	6,935,138
Chemed Corp.	2,829	1,020,816
Cigna Corp.	41,863	6,595,516
Encompass Health Corp.	8,840	560,102
Guardant Health, Inc.*	6,114	527,822
HCA Healthcare, Inc.	49,404	6,677,939
Henry Schein, Inc.*	3,328	232,627
Humana, Inc.	10,343	2,743,998
Laboratory Corp. of America Holdings*	938	162,180
McKesson Corp.	3,768	506,382
Molina Healthcare, Inc.*	8,653	1,238,590
UnitedHealth Group, Inc.	193,819	47,293,774
WellCare Health Plans, Inc.*	17,440	4,971,621

		90,052,603

Health Care Technology (0.5%)
Cerner Corp.	243,229	17,828,686
Medidata Solutions, Inc.*	10,746	972,620
Veeva Systems, Inc., Class A*	22,863	3,706,321

		22,507,627

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	5,445	406,578
Bio-Techne Corp.	6,750	1,407,308
Bruker Corp.	18,477	922,926
Charles River Laboratories International, Inc.*	8,596	1,219,772
Illumina, Inc.*	26,223	9,653,997
IQVIA Holdings, Inc.*	13,692	2,203,043
Mettler-Toledo International, Inc.*	4,367	3,668,280
PerkinElmer, Inc.	4,330	417,152
PRA Health Sciences, Inc.*	10,269	1,018,171
Thermo Fisher Scientific, Inc.	40,706	11,954,538
Waters Corp.*	12,294	2,646,161

		35,517,926

Pharmaceuticals (2.4%)
Bristol-Myers Squibb Co.	119,911	5,437,964
Elanco Animal Health, Inc.*	6,443	217,773
Eli Lilly & Co.	162,313	17,982,657
Horizon Therapeutics plc*	3,766	90,610
Jazz Pharmaceuticals plc*	8,773	1,250,679
Johnson & Johnson	71,727	9,990,137
Merck & Co., Inc.	478,252	40,101,430
Nektar Therapeutics*	4,582	163,028
Novartis AG (ADR)	70,321	6,421,011
Novo Nordisk A/S (ADR)	249,409	12,729,835
Zoetis, Inc.	205,484	23,320,379

		117,705,503

Total Health Care		523,027,963

Industrials (6.4%)
Aerospace & Defense (2.0%)
Boeing Co. (The)	142,510	51,875,065
BWX Technologies, Inc.	12,615	657,242
General Dynamics Corp.	3,052	554,915
Harris Corp.	19,846	3,753,474
HEICO Corp.	6,922	926,233
HEICO Corp., Class A	13,589	1,404,695
Hexcel Corp.	14,108	1,141,055
Huntington Ingalls Industries, Inc.	5,759	1,294,278
Lockheed Martin Corp.	44,211	16,072,467
Northrop Grumman Corp.	42,259	13,654,305
Raytheon Co.	31,000	5,390,280
Spirit AeroSystems Holdings, Inc., Class A	16,531	1,345,127
TransDigm Group, Inc.*	7,134	3,451,429

		101,520,565

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	18,390	1,551,197
Expeditors International of Washington, Inc.	263,945	20,022,868
United Parcel Service, Inc., Class B	124,849	12,893,156
XPO Logistics, Inc. (x)*	9,499	549,137

		35,016,358

Airlines (0.1%)
Alaska Air Group, Inc.	9,868	630,664
American Airlines Group, Inc.	7,188	234,400
Delta Air Lines, Inc.	20,929	1,187,721
JetBlue Airways Corp.*	4,716	87,199
Southwest Airlines Co.	51,872	2,634,060
United Continental Holdings, Inc.*	9,460	828,223

		5,602,267

Building Products (0.1%)
Allegion plc	12,633	1,396,578
AO Smith Corp.	4,053	191,140
Armstrong World Industries, Inc.	8,731	848,653
Fortune Brands Home & Security, Inc.	7,937	453,441
Lennox International, Inc.	5,785	1,590,875

		4,480,687

See Notes to Financial Statements.

1096

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.3%)
Cintas Corp.	15,248	$3,618,198
Copart, Inc.*	35,267	2,635,855
KAR Auction Services, Inc.	22,797	569,925
Republic Services, Inc.	2,242	194,247
Rollins, Inc.	25,271	906,471
Waste Management, Inc.	59,374	6,849,978

		14,774,674

Construction & Engineering (0.0%)
Quanta Services, Inc.	5,780	220,738

Electrical Equipment (0.2%)
Acuity Brands, Inc.	1,864	257,064
AMETEK, Inc.	28,025	2,545,791
Emerson Electric Co.	9,522	635,308
Hubbell, Inc.	5,333	695,423
Rockwell Automation, Inc.	21,052	3,448,949
Sensata Technologies Holding plc*	11,945	585,305

		8,167,840

Industrial Conglomerates (0.7%)
3M Co.	76,522	13,264,323
Carlisle Cos., Inc.	8,680	1,218,759
Honeywell International, Inc.	74,288	12,969,942
Roper Technologies, Inc.	19,676	7,206,532

		34,659,556

Machinery (1.1%)
Allison Transmission Holdings, Inc.	20,547	952,353
Caterpillar, Inc.	7,734	1,054,067
Deere & Co.	78,377	12,987,853
Donaldson Co., Inc.	22,783	1,158,743
Dover Corp.	11,330	1,135,266
Flowserve Corp.	5,052	266,190
Fortive Corp.	67,983	5,541,974
Graco, Inc.	29,266	1,468,568
IDEX Corp.	6,744	1,160,912
Illinois Tool Works, Inc.	57,993	8,745,924
Ingersoll-Rand plc	40,467	5,125,955
Lincoln Electric Holdings, Inc.	10,136	834,396
Middleby Corp. (The)*	9,886	1,341,530
Nordson Corp.	9,300	1,314,183
Toro Co. (The)	18,731	1,253,104
WABCO Holdings, Inc.*	7,643	1,013,462
Wabtec Corp. (x)	52,251	3,749,532
Woodward, Inc.	8,042	910,033
Xylem, Inc.	31,971	2,674,054

		52,688,099

Professional Services (0.5%)
CoStar Group, Inc.*	6,424	3,559,281
Equifax, Inc.	33,111	4,477,932
IHS Markit Ltd.*	44,470	2,833,628
Nielsen Holdings plc	7,931	179,241
Robert Half International, Inc.	20,661	1,177,884
TransUnion	95,728	7,036,965
Verisk Analytics, Inc.	28,500	4,174,110

		23,439,041

Road & Rail (0.6%)
CSX Corp.	49,634	3,840,183
Genesee & Wyoming, Inc., Class A*	1,734	173,400
JB Hunt Transport Services, Inc.	24,852	2,271,721
Landstar System, Inc.	6,446	696,104
Lyft, Inc., Class A*	779	51,188
Norfolk Southern Corp.	6,370	1,269,732
Old Dominion Freight Line, Inc.	4,956	739,733
Uber Technologies, Inc.*	3,479	161,356
Union Pacific Corp.	126,604	21,410,002

		30,613,419

Trading Companies & Distributors (0.1%)
Air Lease Corp.	1,493	61,721
Fastenal Co.	92,391	3,011,023
United Rentals, Inc.*	9,940	1,318,342
WW Grainger, Inc.	7,941	2,130,014

		6,521,100

Total Industrials		317,704,344

Information Technology (26.7%)
Communications Equipment (1.3%)
Arista Networks, Inc.*	10,567	2,743,405
Cisco Systems, Inc.	1,040,584	56,951,162
F5 Networks, Inc.*	9,878	1,438,533
Motorola Solutions, Inc.	21,729	3,622,876
Ubiquiti Networks, Inc. (x)	2,691	353,867

		65,109,843

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	52,079	4,996,459
CDW Corp.	25,864	2,870,904
Cognex Corp.	29,067	1,394,635
Corning, Inc.	43,583	1,448,263
Dolby Laboratories, Inc., Class A	1,490	96,254
FLIR Systems, Inc.	1,722	93,160
IPG Photonics Corp.*	449	69,258
Jabil, Inc.	5,713	180,531
Keysight Technologies, Inc.*	33,485	3,007,288
National Instruments Corp.	1,276	53,579
Trimble, Inc.*	7,674	346,174
Zebra Technologies Corp., Class A*	9,641	2,019,693

		16,576,198

IT Services (8.1%)
Accenture plc, Class A	180,763	33,399,580
Akamai Technologies, Inc.*	26,227	2,101,832
Alliance Data Systems Corp.	850	119,110
Automatic Data Processing, Inc.	162,672	26,894,562
Black Knight, Inc.*	25,849	1,554,817
Booz Allen Hamilton Holding Corp.	24,541	1,624,860
Broadridge Financial Solutions, Inc.	20,632	2,634,294
Cognizant Technology Solutions Corp., Class A	7,906	501,161

See Notes to Financial Statements.

1097

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CoreLogic, Inc.*	803	$33,589
EPAM Systems, Inc.*	9,242	1,599,790
Euronet Worldwide, Inc.*	8,918	1,500,364
Fidelity National Information Services, Inc.	51,380	6,303,298
First Data Corp., Class A*	101,757	2,754,562
Fiserv, Inc.*	116,942	10,660,433
FleetCor Technologies, Inc.*	15,222	4,275,099
Gartner, Inc.*	73,839	11,883,649
Genpact Ltd.	25,500	971,295
Global Payments, Inc.	27,965	4,478,035
GoDaddy, Inc., Class A*	31,560	2,213,934
International Business Machines Corp.	95,948	13,231,229
Jack Henry & Associates, Inc.	12,104	1,620,968
Mastercard, Inc., Class A	271,058	71,702,973
MongoDB, Inc.*	4,268	649,120
Okta, Inc.*	18,224	2,250,846
Paychex, Inc.	57,347	4,719,085
PayPal Holdings, Inc.*	343,528	39,320,215
Sabre Corp.	8,584	190,565
Square, Inc., Class A*	59,450	4,311,908
Switch, Inc., Class A (x)	10,465	136,987
Total System Services, Inc.	48,424	6,211,346
Twilio, Inc., Class A*	20,599	2,808,674
VeriSign, Inc.*	12,910	2,700,256
Visa, Inc., Class A	674,309	117,026,327
Western Union Co. (The)	16,825	334,649
WEX, Inc.*	7,772	1,617,353
Worldpay, Inc.*	105,723	12,956,354

		397,293,119

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.*	178,967	5,435,228
Analog Devices, Inc.	8,871	1,001,270
Applied Materials, Inc.	90,799	4,077,783
ASML Holding NV (Registered) (NYRS)	20,600	4,283,358
Broadcom, Inc.	69,063	19,880,475
Cree, Inc.*	1,426	80,113
Entegris, Inc.	24,016	896,277
KLA-Tencor Corp.	28,884	3,414,089
Lam Research Corp.	23,486	4,411,610
Marvell Technology Group Ltd.	158,448	3,782,154
Maxim Integrated Products, Inc.	18,217	1,089,741
Microchip Technology, Inc. (x)	11,665	1,011,355
Monolithic Power Systems, Inc.	7,477	1,015,227
NVIDIA Corp.	176,791	29,034,386
QUALCOMM, Inc.	402,302	30,603,113
Skyworks Solutions, Inc.	1,539	118,918
Teradyne, Inc.	30,486	1,460,584
Texas Instruments, Inc.	167,636	19,237,907
Universal Display Corp.	7,509	1,412,143
Versum Materials, Inc.	19,341	997,609
Xilinx, Inc.	45,401	5,353,686

		138,597,026

Software (10.7%)
2U, Inc. (x)*	3,670	138,139
Adobe, Inc.*	140,721	41,463,443
Alteryx, Inc., Class A*	8,109	884,854
Anaplan, Inc.*	14,632	738,477
ANSYS, Inc.*	14,924	3,056,734
Aspen Technology, Inc.*	12,467	1,549,399
Atlassian Corp. plc, Class A*	22,274	2,914,330
Autodesk, Inc.*	164,156	26,741,012
Avalara, Inc.*	7,604	549,009
Cadence Design Systems, Inc.*	49,666	3,516,849
CDK Global, Inc.	21,678	1,071,760
Ceridian HCM Holding, Inc.*	8,973	450,445
Citrix Systems, Inc.	19,935	1,956,421
Coupa Software, Inc.*	10,915	1,381,948
DocuSign, Inc. (x)*	27,259	1,355,045
Dropbox, Inc., Class A*	37,750	945,637
Elastic NV (x)*	6,656	496,937
Fair Isaac Corp.*	5,058	1,588,313
FireEye, Inc. (x)*	35,563	526,688
Fortinet, Inc.*	25,771	1,979,986
Guidewire Software, Inc.*	14,650	1,485,217
HubSpot, Inc.*	7,102	1,211,033
Intuit, Inc.	72,636	18,981,966
Manhattan Associates, Inc.*	11,288	782,597
Microsoft Corp.	1,865,067	249,844,375
New Relic, Inc.*	8,351	722,445
Nutanix, Inc., Class A*	25,070	650,316
Oracle Corp.	978,877	55,766,623
Pagerduty, Inc.*	1,791	84,267
Palo Alto Networks, Inc.*	16,400	3,341,664
Paycom Software, Inc.*	8,810	1,997,403
Paylocity Holding Corp.*	5,783	542,561
Pegasystems, Inc.	6,723	478,745
Pluralsight, Inc., Class A*	11,107	336,764
Proofpoint, Inc.*	9,797	1,178,089
PTC, Inc.*	18,550	1,665,048
RealPage, Inc.*	14,224	837,082
Red Hat, Inc.*	31,638	5,940,351
RingCentral, Inc., Class A*	12,380	1,422,710
salesforce.com, Inc.*	171,130	25,965,555
ServiceNow, Inc.*	44,396	12,189,810
Slack Technologies, Inc., Class A*	1,368	51,300
Smartsheet, Inc., Class A*	15,196	735,486
SolarWinds Corp.*	2,101	38,532
Splunk, Inc.*	59,826	7,523,119
SS&C Technologies Holdings, Inc.	35,715	2,057,541
Symantec Corp.	251,536	5,473,423
Synopsys, Inc.*	21,908	2,819,341
Tableau Software, Inc., Class A*	13,548	2,249,239
Temenos Group AG (Registered)*	8,086	1,446,650
Teradata Corp.*	20,796	745,537
Trade Desk, Inc. (The), Class A*	6,763	1,540,476
Tyler Technologies, Inc.*	6,725	1,452,735
VMware, Inc., Class A	41,820	6,992,722
Workday, Inc., Class A*	52,794	10,853,391
Zendesk, Inc.*	19,217	1,710,890
Zoom Video Communications, Inc., Class A (x)*	1,504	133,540
Zscaler, Inc.*	10,963	840,204

		525,394,173

See Notes to Financial Statements.

1098

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	841,771	$166,603,317
Dell Technologies, Inc., Class C*	19,595	995,426
HP, Inc.	14,032	291,725
NCR Corp.*	21,393	665,322
NetApp, Inc.	44,141	2,723,500
Pure Storage, Inc., Class A*	40,786	622,802

		171,902,092

Total Information Technology		1,314,872,451

Materials (0.9%)
Chemicals (0.7%)
Air Products & Chemicals, Inc.	5,584	1,264,050
Axalta Coating Systems Ltd.*	11,343	337,681
CF Industries Holdings, Inc.	3,902	182,262
Dow, Inc.	17,966	885,903
DuPont de Nemours, Inc.	17,644	1,324,535
Ecolab, Inc.	45,062	8,897,041
Element Solutions, Inc.*	15,440	159,650
Linde plc	10,800	2,168,640
NewMarket Corp.	1,123	450,256
PPG Industries, Inc.	13,696	1,598,460
RPM International, Inc.	3,846	235,029
Scotts Miracle-Gro Co. (The)	7,047	694,129
Sherwin-Williams Co. (The)	32,302	14,803,684
WR Grace & Co.	10,196	776,018

		33,777,338

Construction Materials (0.1%)
Eagle Materials, Inc.	6,600	611,820
Martin Marietta Materials, Inc.	3,421	787,206
Vulcan Materials Co.	21,557	2,959,992

		4,359,018

Containers & Packaging (0.1%)
AptarGroup, Inc.	4,519	561,893
Avery Dennison Corp.	14,059	1,626,345
Ball Corp.	59,001	4,129,480
Berry Global Group, Inc.*	9,031	474,940
Crown Holdings, Inc.*	13,400	818,740
Sealed Air Corp.	2,024	86,587

		7,697,985

Metals & Mining (0.0%)
Royal Gold, Inc.	3,694	378,598
Southern Copper Corp.	10,636	413,209

		791,807

Total Materials		46,626,148

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
American Homes 4 Rent (REIT), Class A	19,674	478,275
American Tower Corp. (REIT)	78,529	16,055,254
Americold Realty Trust (REIT)	34,170	1,107,791
Brookfield Property REIT, Inc. (REIT), Class A	16,805	317,446
Colony Capital, Inc. (REIT)	8,555	42,775
CoreSite Realty Corp. (REIT)	5,102	587,597
Crown Castle International Corp. (REIT)	89,434	11,657,722
Equinix, Inc. (REIT)	14,977	7,552,751
Equity LifeStyle Properties, Inc. (REIT)	15,196	1,843,883
Extra Space Storage, Inc. (REIT)	17,871	1,896,113
Iron Mountain, Inc. (REIT)	5,695	178,254
Lamar Advertising Co. (REIT), Class A	15,177	1,224,936
Outfront Media, Inc. (REIT)	3,902	100,633
Public Storage (REIT)	20,018	4,767,687
SBA Communications Corp. (REIT)*	20,025	4,502,421
Simon Property Group, Inc. (REIT)	48,652	7,772,644
Sun Communities, Inc. (REIT)	3,618	463,791
UDR, Inc. (REIT)	2,641	118,554

		60,668,527

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	22,048	1,131,062
Howard Hughes Corp. (The)*	2,190	271,210

		1,402,272

Total Real Estate		62,070,799

Utilities (0.2%)
Electric Utilities (0.1%)
NextEra Energy, Inc.	18,100	3,707,966

Multi-Utilities (0.1%)
Sempra Energy	36,794	5,056,967

Total Utilities		8,764,933

Total Common Stocks (80.1%) (Cost $1,845,774,162)		3,947,810,087

EXCHANGE TRADED FUNDS (ETF):
Equity (9.4%)
iShares Core S&P 500 ETF	5,579	1,644,410
iShares Morningstar Large-Cap ETF	10,023	1,655,230
iShares Morningstar Large-Cap Growth ETF‡	489,065	93,827,120
iShares Morningstar Large-Cap Value ETF	47,868	5,166,168
iShares Russell 1000 ETF (x)	3,225	524,998
iShares Russell 1000 Growth ETF (x)	985,473	155,054,322
iShares Russell 1000 Value ETF	44,790	5,698,184
iShares S&P 100 ETF	2,587	335,249
iShares S&P 500 Growth ETF (x)	519,450	93,106,218
iShares S&P 500 Value ETF (x)	44,604	5,199,488
Vanguard Growth ETF (x)	586,122	95,766,474
Vanguard Large-Cap ETF	600	80,832
Vanguard Value ETF	39,100	4,336,972

Total Exchange Traded Funds (9.4%) (Cost $168,835,791)		462,395,665

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.9%)
JPMorgan Prime Money Market Fund, IM Shares	188,353,773	$188,429,115

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.0%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $3,633,251, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $3,705,114. (xx)	$3,632,464	3,632,464
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $5,001,146, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $5,100,065. (xx)	5,000,000	5,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $6,948,416, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $7,087,385. (xx)	6,946,968	6,946,968
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $12,035,988, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $13,164,574. (xx)	12,030,000	12,030,000
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $4,500,949, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $4,608,159. (xx)	4,500,000	4,500,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $5,002,314, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 8/22/19-2/15/48; total market value $5,100,000. (xx)	5,000,000	5,000,000
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $62,612,885, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $67,455,763. (xx)	$62,600,000	$62,600,000

Total Repurchase Agreements		99,709,432

Total Short-Term Investments (5.9%) (Cost $288,076,308)		288,138,547

Total Investments in Securities (95.4%) (Cost $2,302,686,261)		4,698,344,299
Other Assets Less Liabilities (4.6%)		228,823,899

Net Assets (100%)		$4,927,168,198

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $152,426,638. This was collateralized by $56,438,255 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $99,709,432 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

See Notes to Financial Statements.

1100

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Large-Cap Growth ETF	489,065	82,334,933	—	(5,314,793)	1,515,386	15,291,594	93,827,120	246,471	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	640	9/2019	USD	98,480,000	1,844,411
S&P 500 E-Mini Index	2,686	9/2019	USD	395,406,060	5,466,851

					7,311,262

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$508,359,515	$9,984,398	$—	$518,343,913
Consumer Discretionary	729,207,347	7,837,302	—	737,044,649
Consumer Staples	233,038,671	13,651,382	—	246,690,053
Energy	18,792,019	—	—	18,792,019
Financials	153,872,815	—	—	153,872,815
Health Care	520,510,677	2,517,286	—	523,027,963
Industrials	317,704,344	—	—	317,704,344
Information Technology	1,313,425,801	1,446,650	—	1,314,872,451
Materials	46,626,148	—	—	46,626,148
Real Estate	62,070,799	—	—	62,070,799
Utilities	8,764,933	—	—	8,764,933
Exchange Traded Funds	462,395,665	—	—	462,395,665
Futures	7,311,262	—	—	7,311,262
Short-Term Investments
Investment Company	188,429,115	—	—	188,429,115
Repurchase Agreements	—	99,709,432	—	99,709,432

Total Assets	$4,570,509,111	$135,146,450	$—	$4,705,655,561

Total Liabilities	$—	$—	$—	$—

Total	$4,570,509,111	$135,146,450	$—	$4,705,655,561

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$7,311,262	*

Total		$7,311,262

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(2,671)	$(2,671)
Equity contracts	38,382,979	—	38,382,979

Total	$38,382,979	$(2,671)	$38,380,308

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$12,992,989	$12,992,989

Total	$12,992,989	$12,992,989

^ This Portfolio held forward foreign currency for hedging and futures contracts as a substitute for investing in conventional securities.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $665,000 for twelve days and futures contracts with an average notional balance of approximately $413,392,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$478,467,763
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$877,320,058

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,420,421,515
Aggregate gross unrealized depreciation	(33,504,638)

Net unrealized appreciation	$2,386,916,877

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,318,738,684

For the six months ended June 30, 2019, the Portfolio incurred approximately $7,963 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $27,662,015)	$93,827,120
Unaffiliated Issuers (Cost $2,175,314,814)	4,504,807,747
Repurchase Agreements (Cost $99,709,432)	99,709,432
Cash	232,105,120
Foreign cash (Cost $130)	132
Cash held as collateral at broker for futures	19,000,200
Receivable for securities sold	392,823,520
Dividends, interest and other receivables	2,870,573
Due from broker for futures variation margin	1,546,609
Receivable for Portfolio shares sold	59,600
Securities lending income receivable	39,840
Other assets	53,141

Total assets	5,346,843,034

LIABILITIES
Payable for securities purchased	314,143,489
Payable for return of collateral on securities loaned	99,709,432
Payable for Portfolio shares redeemed	2,146,815
Investment management fees payable	1,796,438
Distribution fees payable – Class IB	847,568
Administrative fees payable	486,372
Distribution fees payable – Class IA	11,682
Trustees’ fees payable	6,029
Accrued expenses	527,011

Total liabilities	419,674,836

NET ASSETS	$4,927,168,198

Net assets were comprised of:
Paid in capital	$2,311,301,210
Total distributable earnings (loss)	2,615,866,988

Net assets	$4,927,168,198

Class IA
Net asset value, offering and redemption price per share, $57,997,868 / 1,640,240 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.36

Class IB
Net asset value, offering and redemption price per share, $4,190,264,886 / 121,990,274 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.35

Class K
Net asset value, offering and redemption price per share, $678,905,444 / 19,172,601 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.41

(x)	Includes value of securities on loan of $152,426,638.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($246,471 of dividend income received from affiliates) (net of $76,271 foreign withholding tax)	$28,536,357
Interest	2,441,283
Securities lending (net)	211,831

Total income	31,189,471

EXPENSES
Investment management fees	10,718,527
Distribution fees – Class IB	5,050,816
Administrative fees	2,938,030
Printing and mailing expenses	169,483
Custodian fees	162,853
Professional fees	90,830
Trustees’ fees	71,677
Distribution fees – Class IA	68,899
Miscellaneous	62,159

Total expenses	19,333,274

NET INVESTMENT INCOME (LOSS)	11,856,197

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,515,386 of realized gain (loss) from affiliates)	246,418,707
Futures contracts	38,382,979
Forward foreign currency contracts	(2,671)
Foreign currency transactions	(16,519)

Net realized gain (loss)	284,782,496

Change in unrealized appreciation (depreciation) on:
Investments in securities ($15,291,594 of change in unrealized appreciation (depreciation) from affiliates)	572,978,423
Futures contracts	12,992,989
Foreign currency translations	3,649

Net change in unrealized appreciation (depreciation)	585,975,061

NET REALIZED AND UNREALIZED GAIN (LOSS)	870,757,557

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$882,613,754

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,856,197	$26,363,952
Net realized gain (loss)	284,782,496	329,904,434
Net change in unrealized appreciation (depreciation)	585,975,061	(448,121,093)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	882,613,754	(91,852,707)

Distributions to shareholders:
Class IA	—	(4,883,401)
Class IB	—	(374,753,073)
Class K	—	(61,628,381)

Total distributions to shareholders	—	(441,264,855)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 11,429 and 53,549 shares, respectively ]	382,136	1,859,983
Capital shares issued in reinvestment of dividends and distributions [ 0 and 152,736 shares, respectively ]	—	4,883,401
Capital shares repurchased [ (67,657) and (208,980) shares, respectively ]	(2,278,669)	(7,373,150)

Total Class IA transactions	(1,896,533)	(629,766)

Class IB
Capital shares sold [ 457,214 and 969,069 shares, respectively ]	14,515,875	32,512,354
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,058,239 shares, respectively ]	—	374,753,073
Capital shares repurchased [ (8,322,764) and (17,947,859) shares, respectively ]	(269,372,705)	(609,197,420)

Total Class IB transactions	(254,856,830)	(201,931,993)

Class K
Capital shares sold [ 46,368 and 363,778 shares, respectively ]	1,540,995	12,103,467
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,927,865 shares, respectively ]	—	61,628,381
Capital shares repurchased [ (1,673,706) and (3,009,823) shares, respectively ]	(55,469,560)	(106,503,974)

Total Class K transactions	(53,928,565)	(32,772,126)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(310,681,928)	(235,333,885)

TOTAL INCREASE (DECREASE) IN NET ASSETS	571,931,826	(768,451,447)
NET ASSETS:
Beginning of period	4,355,236,372	5,123,687,819

End of period	$4,927,168,198	$4,355,236,372

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IA		2018	2017	2016	2015	2014
Net asset value, beginning of period	$29.30	$33.16	$27.83	$27.43	$27.67	$24.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.17	0.15	0.15	0.08	0.06
Net realized and unrealized gain (loss)	5.98	(0.92)	7.93	1.36	1.01	2.71

Total from investment operations	6.06	(0.75)	8.08	1.51	1.09	2.77

Less distributions:
Dividends from net investment income	—	(0.17)	(0.16)	(0.16)	(0.08)	(0.05)
Distributions from net realized gains	—	(2.94)	(2.59)	(0.95)	(1.25)	—

Total dividends and distributions	—	(3.11)	(2.75)	(1.11)	(1.33)	(0.05)

Net asset value, end of period	$35.36	$29.30	$33.16	$27.83	$27.43	$27.67

Total return (b)	20.68%	(2.96)%	29.21%	5.48%	4.03%	11.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$57,998	$49,705	$56,352	$46,671	$48,031	$50,676
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.84%	0.85%	0.85%	0.84%	0.87%
Before waivers and reimbursements (a)(f)	0.85%	0.84%	0.85%	0.86%	0.85%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.46%	0.49%	0.47%	0.53%	0.27%	0.22%
Before waivers and reimbursements (a)(f)	0.46%	0.49%	0.47%	0.53%	0.27%	0.22%
Portfolio turnover rate (z)^	11%	20%	19%	25%	41%	35%

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018	2017	2016	2015	2014
Net asset value, beginning of period	$28.46	$32.30	$27.17	$26.79	$27.05	$24.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.16	0.15	0.14	0.08	0.05
Net realized and unrealized gain (loss)	5.82	(0.89)	7.73	1.35	0.99	2.65

Total from investment operations	5.89	(0.73)	7.88	1.49	1.07	2.70

Less distributions:
Dividends from net investment income	—	(0.17)	(0.16)	(0.16)	(0.08)	(0.05)
Distributions from net realized gains	—	(2.94)	(2.59)	(0.95)	(1.25)	—

Total dividends and distributions	—	(3.11)	(2.75)	(1.11)	(1.33)	(0.05)

Net asset value, end of period	$34.35	$28.46	$32.30	$27.17	$26.79	$27.05

Total return (b)	20.70%	(2.97)%	29.18%	5.53%	4.05%	11.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,190,265	$3,695,987	$4,353,543	$3,810,472	$4,104,762	$4,486,130
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.84%	0.85%	0.85%	0.84%	0.86%
Before waivers and reimbursements (a)(f)	0.85%	0.84%	0.85%	0.86%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.46%	0.48%	0.47%	0.53%	0.27%	0.20%
Before waivers and reimbursements (a)(f)	0.46%	0.48%	0.47%	0.53%	0.27%	0.20%
Portfolio turnover rate (z)^	11%	20%	19%	25%	41%	35%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class K		2018	2017	2016	2015	2014
Net asset value, beginning of period	$29.31	$33.17	$27.83	$27.42	$27.67	$24.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.26	0.23	0.21	0.15	0.12
Net realized and unrealized gain (loss)	5.98	(0.92)	7.93	1.39	1.01	2.72

Total from investment operations	6.10	(0.66)	8.16	1.60	1.16	2.84

Less distributions:
Dividends from net investment income	—	(0.26)	(0.23)	(0.24)	(0.16)	(0.12)
Distributions from net realized gains	—	(2.94)	(2.59)	(0.95)	(1.25)	—

Total dividends and distributions	—	(3.20)	(2.82)	(1.19)	(1.41)	(0.12)

Net asset value, end of period	$35.41	$29.31	$33.17	$27.83	$27.42	$27.67

Total return (b)	20.81%	(2.71)%	29.53%	5.79%	4.26%	11.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$678,905	$609,544	$713,793	$679,517	$856,613	$1,112,125
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.59%	0.60%	0.60%	0.59%	0.61%
Before waivers and reimbursements (a)(f)	0.60%	0.59%	0.60%	0.61%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.71%	0.74%	0.72%	0.78%	0.52%	0.45%
Before waivers and reimbursements (a)(f)	0.71%	0.74%	0.72%	0.77%	0.51%	0.45%
Portfolio turnover rate (z)^	11%	20%	19%	25%	41%	35%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1106

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	23.2%
Health Care	12.8
Industrials	9.6
Energy	9.1
Consumer Staples	8.6
Communication Services	7.9
Utilities	6.4
Information Technology	5.9
Consumer Discretionary	5.9
Real Estate	5.0
Materials	4.4
Repurchase Agreements	0.1
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,159.49	$3.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.22	3.61
Class IB
Actual	1,000.00	1,157.36	3.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.22	3.61
Class K
Actual	1,000.00	1,160.10	2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.46	2.36

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1107

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.9%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.	351,800	$11,788,818
CenturyLink, Inc.	52,379	615,977
Verizon Communications, Inc.	199,400	11,391,722

		23,796,517

Entertainment (2.4%)
Activision Blizzard, Inc.	34,500	1,628,400
Cinemark Holdings, Inc.	5,100	184,110
Electronic Arts, Inc.*	1,400	141,764
Liberty Media Corp.-Liberty Formula One, Class A*	1,150	41,239
Liberty Media Corp.-Liberty Formula One, Class C*	9,450	353,525
Lions Gate Entertainment Corp., Class A (x)	2,400	29,400
Lions Gate Entertainment Corp., Class B	4,900	56,889
Madison Square Garden Co. (The), Class A*	850	237,949
Take-Two Interactive Software, Inc.*	2,900	329,237
Viacom, Inc., Class A (x)	450	15,345
Viacom, Inc., Class B	17,000	507,790
Walt Disney Co. (The)	84,125	11,747,215
Zynga, Inc., Class A*	31,850	195,240

		15,468,103

Interactive Media & Services (0.1%)
IAC/InterActiveCorp*	1,500	326,295
TripAdvisor, Inc.*	450	20,831
Zillow Group, Inc., Class A*	2,700	123,551
Zillow Group, Inc., Class C (x)*	5,900	273,701

		744,378

Media (1.7%)
CBS Corp. (Non-Voting), Class B	1,550	77,345
Charter Communications, Inc., Class A*	3,200	1,264,576
Comcast Corp., Class A	115,000	4,862,200
Discovery, Inc., Class A (x)*	7,500	230,250
Discovery, Inc., Class C*	16,772	477,163
DISH Network Corp., Class A*	10,700	410,987
Fox Corp., Class A	15,239	558,357
Fox Corp., Class B	7,033	256,915
GCI Liberty, Inc., Class A*	4,700	288,862
Interpublic Group of Cos., Inc. (The)	16,800	379,512
John Wiley & Sons, Inc., Class A	2,100	96,306
Liberty Broadband Corp., Class A*	1,171	120,426
Liberty Broadband Corp., Class C*	5,097	531,209
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,036	152,601
Liberty Media Corp.-Liberty SiriusXM, Class C*	7,472	283,787
New York Times Co. (The), Class A	6,300	205,506
News Corp., Class A	18,455	248,958
News Corp., Class B	5,800	80,968
Nexstar Media Group, Inc., Class A	500	50,500
Omnicom Group, Inc.	4,900	401,555
Sinclair Broadcast Group, Inc., Class A	150	8,045
Tribune Media Co., Class A	4,200	194,124

		11,180,152

Wireless Telecommunication Services (0.1%)
Sprint Corp.*	27,211	178,776
Telephone & Data Systems, Inc.	4,796	145,799
T-Mobile US, Inc.*	7,200	533,808
United States Cellular Corp.*	721	32,207

		890,590

Total Communication Services		52,079,740

Consumer Discretionary (5.9%)
Auto Components (0.3%)
Aptiv plc	11,550	933,587
BorgWarner, Inc.	9,900	415,602
Gentex Corp.	12,300	302,703
Goodyear Tire & Rubber Co. (The)	11,150	170,595
Lear Corp.	2,990	416,417

		2,238,904

Automobiles (0.7%)
Ford Motor Co.	188,300	1,926,309
General Motors Co.	59,750	2,302,168
Harley-Davidson, Inc.	7,600	272,308
Thor Industries, Inc.	2,550	149,047

		4,649,832

Distributors (0.2%)
Genuine Parts Co.	6,750	699,165
IAA, Inc.*	400	15,512
LKQ Corp.*	12,900	343,269

		1,057,946

Diversified Consumer Services (0.2%)
frontdoor, Inc.*	4,050	176,378
Graham Holdings Co., Class B	224	154,566
Grand Canyon Education, Inc.*	2,050	239,891
H&R Block, Inc.	8,300	243,190
Service Corp. International	5,450	254,951
ServiceMaster Global Holdings, Inc.*	5,500	286,495

		1,355,471

Hotels, Restaurants & Leisure (1.9%)
Aramark	11,750	423,705
Caesars Entertainment Corp.*	27,350	323,277
Carnival Corp.	19,138	890,874
Choice Hotels International, Inc.	900	78,309
Dunkin’ Brands Group, Inc.	250	19,915
Extended Stay America, Inc.	9,000	152,010
Hilton Grand Vacations, Inc.*	3,750	119,325
Hyatt Hotels Corp., Class A	1,825	138,937
International Game Technology plc (x)	4,700	60,959

See Notes to Financial Statements.

1108

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Las Vegas Sands Corp.	8,550	$505,220
McDonald’s Corp.	31,050	6,447,843
MGM Resorts International	22,866	653,282
Norwegian Cruise Line Holdings Ltd.*	8,200	439,766
Royal Caribbean Cruises Ltd.	8,244	999,255
Six Flags Entertainment Corp.	3,450	171,396
Vail Resorts, Inc.	200	44,636
Wyndham Destinations, Inc.	4,400	193,160
Wyndham Hotels & Resorts, Inc.	3,200	178,368
Wynn Resorts Ltd.	800	99,192
Yum China Holdings, Inc.	3,350	154,770
Yum! Brands, Inc.	1,650	182,605

		12,276,804

Household Durables (0.6%)
DR Horton, Inc.	16,327	704,184
Garmin Ltd.	6,985	557,403
Leggett & Platt, Inc.	6,300	241,731
Lennar Corp., Class A	7,932	384,385
Lennar Corp., Class B	403	15,519
Mohawk Industries, Inc.*	2,877	424,271
Newell Brands, Inc.	18,250	281,415
PulteGroup, Inc.	12,350	390,507
Toll Brothers, Inc.	6,425	235,283
Whirlpool Corp.	2,966	422,240

		3,656,938

Internet & Direct Marketing Retail (0.0%)
Qurate Retail, Inc., Class A*	18,939	234,654

Leisure Products (0.0%)
Brunswick Corp.	4,150	190,444
Mattel, Inc. (x)*	5,100	57,171
Polaris Industries, Inc.	300	27,369

		274,984

Multiline Retail (0.5%)
Dollar General Corp.	750	101,370
Dollar Tree, Inc.*	5,200	558,428
Kohl’s Corp.	7,791	370,462
Macy’s, Inc.	14,840	318,466
Target Corp.	22,750	1,970,378

		3,319,104

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	2,500	385,350
AutoNation, Inc.*	2,550	106,947
Best Buy Co., Inc.	8,750	610,137
CarMax, Inc. (x)*	4,200	364,686
Dick’s Sporting Goods, Inc.	3,250	112,547
Foot Locker, Inc.	5,341	223,895
Gap, Inc. (The)	10,400	186,888
Home Depot, Inc. (The)	22,850	4,752,115
L Brands, Inc.	9,200	240,120
Penske Automotive Group, Inc.	1,650	78,045
Tiffany & Co.	5,800	543,112
Urban Outfitters, Inc.*	3,500	79,625
Williams-Sonoma, Inc. (x)	3,050	198,250

		7,881,717

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	4,000	138,720
Carter’s, Inc.	1,200	117,048
Columbia Sportswear Co.	500	50,080
Hanesbrands, Inc.	3,850	66,297
PVH Corp.	3,600	340,704
Ralph Lauren Corp.	2,500	283,975
Skechers U.S.A., Inc., Class A*	4,000	125,960
Tapestry, Inc.	13,950	442,633
Under Armour, Inc., Class A (x)*	3,050	77,318
Under Armour, Inc., Class C*	3,150	69,930

		1,712,665

Total Consumer Discretionary		38,659,019

Consumer Staples (8.6%)
Beverages (1.0%)
Brown-Forman Corp., Class A	150	8,250
Brown-Forman Corp., Class B	550	30,487
Coca-Cola Co. (The)	58,700	2,989,003
Constellation Brands, Inc., Class A	7,650	1,506,591
Keurig Dr Pepper, Inc.	9,800	283,220
Molson Coors Brewing Co., Class B	8,349	467,544
PepsiCo, Inc.	10,800	1,416,204

		6,701,299

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc. (x)	1,300	202,787
Kroger Co. (The)	38,200	829,322
Sprouts Farmers Market, Inc.*	2,950	55,726
US Foods Holding Corp.*	10,450	373,692
Walgreens Boots Alliance, Inc.	37,148	2,030,881
Walmart, Inc.	67,682	7,478,184

		10,970,592

Food Products (1.9%)
Archer-Daniels-Midland Co.	26,766	1,092,053
Beyond Meat, Inc.*	450	72,306
Bunge Ltd.	6,611	368,299
Campbell Soup Co. (x)	3,450	138,241
Conagra Brands, Inc.	23,181	614,760
Flowers Foods, Inc.	9,350	217,575
General Mills, Inc.	28,850	1,515,202
Hain Celestial Group, Inc. (The)*	4,350	95,265
Hershey Co. (The)	900	120,627
Hormel Foods Corp.	13,350	541,209
Ingredion, Inc.	3,229	266,360
JM Smucker Co. (The)	5,269	606,936
Kellogg Co.	7,265	389,186
Kraft Heinz Co. (The)	30,000	931,200
Lamb Weston Holdings, Inc.	5,178	328,078
McCormick & Co., Inc. (Non-Voting)	2,100	325,521
Mondelez International, Inc., Class A	68,462	3,690,102
Pilgrim’s Pride Corp.*	1,650	41,894
Post Holdings, Inc.*	1,700	176,749
Seaboard Corp.	14	57,914
TreeHouse Foods, Inc.*	2,200	119,020
Tyson Foods, Inc., Class A	13,824	1,116,150

		12,824,647

See Notes to Financial Statements.

1109

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (2.7%)
Clorox Co. (The)	1,154	$176,689
Colgate-Palmolive Co.	40,500	2,902,635
Energizer Holdings, Inc. (x)	3,050	117,852
Kimberly-Clark Corp.	16,455	2,193,122
Procter & Gamble Co. (The)	112,189	12,301,524
Spectrum Brands Holdings, Inc. (x)	1,650	88,721

		17,780,543

Personal Products (0.1%)
Coty, Inc., Class A	13,846	185,536
Herbalife Nutrition Ltd.*	4,150	177,454
Nu Skin Enterprises, Inc., Class A	2,600	128,232

		491,222

Tobacco (1.2%)
Altria Group, Inc.	46,150	2,185,203
Philip Morris International, Inc.	74,900	5,881,896

		8,067,099

Total Consumer Staples		56,835,402

Energy (9.1%)
Energy Equipment & Services (0.8%)
Apergy Corp.*	3,711	124,467
Baker Hughes a GE Co.	24,799	610,799
Halliburton Co.	41,900	952,806
Helmerich & Payne, Inc.	5,106	258,466
National Oilwell Varco, Inc.	18,549	412,344
Patterson-UTI Energy, Inc.	9,807	112,879
Schlumberger Ltd.	66,716	2,651,294
Transocean Ltd.*	27,800	178,198

		5,301,253

Oil, Gas & Consumable Fuels (8.3%)
Anadarko Petroleum Corp.	17,836	1,258,508
Antero Midstream Corp.	10,800	123,768
Antero Resources Corp.*	12,650	69,954
Apache Corp.	18,058	523,140
Cabot Oil & Gas Corp.	7,450	171,052
Centennial Resource Development, Inc., Class A*	8,750	66,412
Cheniere Energy, Inc.*	4,750	325,137
Chesapeake Energy Corp. (x)*	62,647	122,162
Chevron Corp.	91,857	11,430,685
Cimarex Energy Co.	4,800	284,784
Concho Resources, Inc.	9,570	987,433
ConocoPhillips	54,470	3,322,670
Continental Resources, Inc.*	4,150	174,674
Devon Energy Corp.	19,885	567,120
Diamondback Energy, Inc.	6,266	682,806
EOG Resources, Inc.	27,950	2,603,822
EQT Corp.	12,183	192,613
Equitrans Midstream Corp.	8,756	172,581
Exxon Mobil Corp.	203,999	15,632,443
Hess Corp.	12,918	821,197
HollyFrontier Corp.	7,600	351,728
Kinder Morgan, Inc.	93,950	1,961,676
Kosmos Energy Ltd.	17,350	108,785
Marathon Oil Corp.	39,248	557,714
Marathon Petroleum Corp.	31,582	1,764,802
Murphy Oil Corp.	7,887	194,415
Noble Energy, Inc.	22,758	509,779
Occidental Petroleum Corp.	36,010	1,810,583
ONEOK, Inc.	13,450	925,495
Parsley Energy, Inc., Class A*	5,500	104,555
PBF Energy, Inc., Class A	5,700	178,410
Phillips 66	21,835	2,042,446
Pioneer Natural Resources Co.	4,650	715,449
Range Resources Corp. (x)	9,937	69,360
Targa Resources Corp.	11,000	431,860
Valero Energy Corp.	20,036	1,715,282
Williams Cos., Inc. (The)	58,400	1,637,536
WPX Energy, Inc.*	20,151	231,938

		54,844,774

Total Energy		60,146,027

Financials (23.2%)
Banks (10.5%)
Associated Banc-Corp.	7,752	163,877
Bank of America Corp.	414,472	12,019,688
Bank of Hawaii Corp.	1,924	159,519
Bank OZK	5,800	174,522
BankUnited, Inc.	4,650	156,891
BB&T Corp.	36,783	1,807,149
BOK Financial Corp.	1,546	116,692
CIT Group, Inc.	4,244	222,980
Citigroup, Inc.	111,382	7,800,081
Citizens Financial Group, Inc.	22,000	777,920
Comerica, Inc.	6,955	505,211
Commerce Bancshares, Inc.	4,783	285,354
Cullen/Frost Bankers, Inc.	2,697	252,601
East West Bancorp, Inc.	6,934	324,303
Fifth Third Bancorp	35,288	984,535
First Citizens BancShares, Inc., Class A	400	180,108
First Hawaiian, Inc.	6,500	168,155
First Horizon National Corp.	14,984	223,711
First Republic Bank	6,550	639,608
FNB Corp.	15,550	183,024
Huntington Bancshares, Inc.	50,075	692,037
JPMorgan Chase & Co.	155,454	17,379,757
KeyCorp	48,283	857,023
M&T Bank Corp.	6,559	1,115,489
PacWest Bancorp	5,650	219,389
People’s United Financial, Inc.	19,060	319,827
Pinnacle Financial Partners, Inc.	3,600	206,928
PNC Financial Services Group, Inc. (The)	21,739	2,984,330
Popular, Inc.	4,582	248,528
Prosperity Bancshares, Inc. (x)	3,200	211,360
Regions Financial Corp.	48,718	727,847
Signature Bank	1,300	157,092
Sterling Bancorp	9,900	210,672
SunTrust Banks, Inc.	21,324	1,340,213
SVB Financial Group*	2,350	527,787
Synovus Financial Corp.	6,691	234,185
TCF Financial Corp.	7,699	160,062
Texas Capital Bancshares, Inc.*	2,400	147,288
Umpqua Holdings Corp.	10,550	175,024
US Bancorp	69,650	3,649,660
Webster Financial Corp.	4,350	207,799

See Notes to Financial Statements.

1110

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Wells Fargo & Co.	195,110	$9,232,605
Western Alliance Bancorp*	4,150	185,588
Wintrust Financial Corp.	2,700	197,532
Zions Bancorp NA	8,618	396,256

		68,930,207

Capital Markets (3.6%)
Affiliated Managers Group, Inc.	2,450	225,743
Ameriprise Financial, Inc.	5,560	807,090
Bank of New York Mellon Corp. (The)	40,999	1,810,106
BGC Partners, Inc., Class A	13,750	71,912
BlackRock, Inc.	5,714	2,681,580
Cboe Global Markets, Inc.	4,000	414,520
Charles Schwab Corp. (The)	23,100	928,389
CME Group, Inc.	17,050	3,309,575
E*TRADE Financial Corp.	9,572	426,911
Eaton Vance Corp.	5,350	230,746
Evercore, Inc., Class A	1,250	110,713
Franklin Resources, Inc.	13,500	469,800
Goldman Sachs Group, Inc. (The)	15,877	3,248,434
Interactive Brokers Group, Inc., Class A	2,519	136,530
Intercontinental Exchange, Inc.	16,135	1,386,642
Invesco Ltd.	18,931	387,328
Janus Henderson Group plc	7,850	167,990
Lazard Ltd., Class A	3,200	110,048
Legg Mason, Inc.	4,026	154,115
Morgan Stanley	58,267	2,552,677
Nasdaq, Inc.	5,574	536,052
Northern Trust Corp.	9,631	866,790
Raymond James Financial, Inc.	4,642	392,481
SEI Investments Co.	3,250	182,325
State Street Corp.	17,928	1,005,044
T. Rowe Price Group, Inc.	7,900	866,709
TD Ameritrade Holding Corp.	1,650	82,368
Virtu Financial, Inc., Class A	1,250	27,225

		23,589,843

Consumer Finance (1.0%)
Ally Financial, Inc.	19,100	591,909
American Express Co.	14,550	1,796,052
Capital One Financial Corp.	22,530	2,044,372
Credit Acceptance Corp.*	100	48,383
Discover Financial Services	10,069	781,254
Navient Corp.	10,089	137,715
OneMain Holdings, Inc.	3,100	104,811
Santander Consumer USA Holdings, Inc.	5,100	122,196
SLM Corp.	20,739	201,583
Synchrony Financial	24,143	837,038

		6,665,313

Diversified Financial Services (3.2%)
AXA Equitable Holdings, Inc.‡	14,100	294,690
Berkshire Hathaway, Inc., Class B*	94,298	20,101,505
Jefferies Financial Group, Inc.	12,313	236,779
Voya Financial, Inc.	6,400	353,920

		20,986,894

Insurance (4.5%)
Aflac, Inc.	35,480	1,944,659
Alleghany Corp.*	630	429,099
Allstate Corp. (The)	15,988	1,625,820
American Financial Group, Inc.	3,541	362,846
American International Group, Inc.	41,906	2,232,752
American National Insurance Co.	382	44,492
Arch Capital Group Ltd.*	15,903	589,683
Arthur J Gallagher & Co.	6,950	608,751
Assurant, Inc.	2,961	314,991
Assured Guaranty Ltd.	4,754	200,048
Athene Holding Ltd., Class A*	4,450	191,617
Axis Capital Holdings Ltd.	3,556	212,115
Brighthouse Financial, Inc.*	5,548	203,556
Brown & Brown, Inc.	10,670	357,445
Chubb Ltd.	21,936	3,230,953
Cincinnati Financial Corp.	7,306	757,413
CNA Financial Corp.	1,310	61,662
Erie Indemnity Co., Class A	400	101,712
Everest Re Group Ltd.	1,362	336,659
Fidelity National Financial, Inc.	12,688	511,326
First American Financial Corp.	5,250	281,925
Hanover Insurance Group, Inc. (The)	1,959	251,340
Hartford Financial Services Group, Inc. (The)	17,299	963,900
Kemper Corp.	2,400	207,096
Lincoln National Corp.	9,714	626,067
Loews Corp.	12,585	688,022
Markel Corp.*	639	696,254
Marsh & McLennan Cos., Inc.	3,000	299,250
Mercury General Corp.	1,324	82,750
MetLife, Inc.	38,680	1,921,236
Old Republic International Corp.	13,534	302,891
Primerica, Inc.	550	65,973
Principal Financial Group, Inc.	13,284	769,409
Progressive Corp. (The)	18,900	1,510,677
Prudential Financial, Inc.	19,511	1,970,611
Reinsurance Group of America, Inc.	3,003	468,558
RenaissanceRe Holdings Ltd.	1,301	231,591
Torchmark Corp.	5,212	466,266
Travelers Cos., Inc. (The)	10,575	1,581,174
Unum Group	10,139	340,164
White Mountains Insurance Group Ltd.	185	188,970
Willis Towers Watson plc	6,200	1,187,548
WR Berkley Corp.	6,896	454,653

		29,873,924

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AGNC Investment Corp. (REIT)	25,750	433,115
Annaly Capital Management, Inc. (REIT)	69,995	639,054
Chimera Investment Corp. (REIT)	8,908	168,094
MFA Financial, Inc. (REIT)	21,550	154,729
New Residential Investment Corp. (REIT)	19,900	306,261

See Notes to Financial Statements.

1111

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Starwood Property Trust, Inc. (REIT)	13,050	$296,496
Two Harbors Investment Corp. (REIT)	13,000	164,710

		2,162,459

Thrifts & Mortgage Finance (0.1%)
MGIC Investment Corp.*	17,000	223,380
New York Community Bancorp, Inc.	21,745	217,015
TFS Financial Corp. (x)	2,293	41,435

		481,830

Total Financials		152,690,470

Health Care (12.8%)
Biotechnology (1.2%)
Agios Pharmaceuticals, Inc. (x)*	2,200	109,736
Alexion Pharmaceuticals, Inc.*	2,550	333,999
Alkermes plc*	7,450	167,923
Alnylam Pharmaceuticals, Inc.*	800	58,048
Amgen, Inc.	2,350	433,058
Biogen, Inc.*	6,150	1,438,300
Bluebird Bio, Inc.*	2,650	337,080
Exelixis, Inc.*	8,450	180,577
Gilead Sciences, Inc.	52,600	3,553,656
Moderna, Inc. (x)*	79	1,157
Regeneron Pharmaceuticals, Inc.*	3,150	985,950
United Therapeutics Corp.*	2,050	160,023

		7,759,507

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	47,026	3,954,886
Baxter International, Inc.	12,323	1,009,254
Becton Dickinson and Co.	11,800	2,973,718
Cantel Medical Corp.	750	60,480
Cooper Cos., Inc. (The)	2,026	682,539
Danaher Corp.	29,050	4,151,826
Dentsply Sirona, Inc.	10,700	624,452
Hill-Rom Holdings, Inc.	1,555	162,684
Hologic, Inc.*	2,500	120,050
ICU Medical, Inc.*	650	163,742
Integra LifeSciences Holdings Corp.*	3,400	189,890
Medtronic plc	64,653	6,296,556
STERIS plc	3,800	565,744
West Pharmaceutical Services, Inc.	850	106,377
Zimmer Biomet Holdings, Inc.	9,859	1,160,799

		22,222,997

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc. (x)*	4,150	145,042
Anthem, Inc.	8,776	2,476,675
Cardinal Health, Inc.	14,328	674,849
Centene Corp.*	3,228	169,276
Cigna Corp.	12,463	1,963,546
Covetrus, Inc.*	4,620	113,005
CVS Health Corp.	62,532	3,407,369
DaVita, Inc.*	6,100	343,186
Encompass Health Corp.	2,300	145,728
HCA Healthcare, Inc.	5,200	702,884
Henry Schein, Inc.*	6,250	436,875
Humana, Inc.	3,732	990,100
Laboratory Corp. of America Holdings*	4,430	765,947
McKesson Corp.	8,200	1,101,998
MEDNAX, Inc.*	4,000	100,920
Molina Healthcare, Inc.*	650	93,041
Premier, Inc., Class A*	2,450	95,819
Quest Diagnostics, Inc.	6,460	657,693
Universal Health Services, Inc., Class B	3,900	508,521
WellCare Health Plans, Inc.*	250	71,267

		14,963,741

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	13,800	1,030,446
Bio-Rad Laboratories, Inc., Class A*	1,060	331,345
IQVIA Holdings, Inc.*	4,950	796,455
PerkinElmer, Inc.	4,115	396,439
QIAGEN NV*	10,611	430,276
Thermo Fisher Scientific, Inc.	6,145	1,804,664

		4,789,625

Pharmaceuticals (5.2%)
Allergan plc	15,800	2,645,394
Bristol-Myers Squibb Co.	46,500	2,108,775
Catalent, Inc.*	6,950	376,759
Elanco Animal Health, Inc.*	17,607	595,117
Horizon Therapeutics plc*	7,800	187,668
Jazz Pharmaceuticals plc*	300	42,768
Johnson & Johnson	108,702	15,140,015
Merck & Co., Inc.	6,472	542,677
Mylan NV*	24,700	470,288
Nektar Therapeutics*	6,800	241,944
Perrigo Co. plc	6,050	288,101
Pfizer, Inc.	268,100	11,614,092

		34,253,598

Total Health Care		83,989,468

Industrials (9.6%)
Aerospace & Defense (1.7%)
Arconic, Inc.	19,143	494,272
BWX Technologies, Inc.	1,150	59,915
Curtiss-Wright Corp.	2,050	260,617
General Dynamics Corp.	11,453	2,082,384
Hexcel Corp.	250	20,220
Huntington Ingalls Industries, Inc.	400	89,896
L3 Technologies, Inc.	3,880	951,260
Raytheon Co.	5,150	895,482
Spirit AeroSystems Holdings, Inc., Class A	500	40,685
Teledyne Technologies, Inc.*	1,750	479,272
Textron, Inc.	11,189	593,465
TransDigm Group, Inc.*	450	217,710
United Technologies Corp.	39,101	5,090,950

		11,276,128

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	1,500	126,525
Expeditors International of Washington, Inc.	2,350	178,271

See Notes to Financial Statements.

1112

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
FedEx Corp.	11,600	$1,904,604
XPO Logistics, Inc.*	1,850	106,949

		2,316,349

Airlines (0.6%)
Alaska Air Group, Inc.	3,150	201,316
American Airlines Group, Inc.	17,200	560,892
Copa Holdings SA, Class A	1,500	146,355
Delta Air Lines, Inc.	22,400	1,271,200
JetBlue Airways Corp.*	13,150	243,144
Southwest Airlines Co.	9,500	482,410
United Continental Holdings, Inc.*	9,050	792,327

		3,697,644

Building Products (0.5%)
Allegion plc	1,100	121,605
AO Smith Corp.	5,550	261,738
Fortune Brands Home & Security, Inc.	4,550	259,941
Johnson Controls International plc	43,234	1,785,996
Lennox International, Inc.	150	41,250
Masco Corp.	14,050	551,322
Owens Corning	5,168	300,778
Resideo Technologies, Inc.*	5,866	128,583

		3,451,213

Commercial Services & Supplies (0.3%)
ADT, Inc. (x)	5,400	33,048
Clean Harbors, Inc.*	2,450	174,195
KAR Auction Services, Inc.	400	10,000
Republic Services, Inc.	9,582	830,184
Stericycle, Inc.*	4,250	202,938
Waste Management, Inc.	4,449	513,281

		1,763,646

Construction & Engineering (0.2%)
AECOM*	7,444	281,755
Fluor Corp.	6,700	225,723
Jacobs Engineering Group, Inc.	6,328	534,020
Quanta Services, Inc.	5,214	199,123
Valmont Industries, Inc.	1,050	133,150

		1,373,771

Electrical Equipment (0.7%)
Acuity Brands, Inc.	1,400	193,074
AMETEK, Inc.	2,250	204,390
Eaton Corp. plc	20,324	1,692,583
Emerson Electric Co.	26,900	1,794,768
GrafTech International Ltd.	2,900	33,350
Hubbell, Inc.	1,190	155,176
nVent Electric plc	7,486	185,578
Regal Beloit Corp.	2,052	167,669
Sensata Technologies Holding plc*	4,400	215,600

		4,642,188

Industrial Conglomerates (1.5%)
3M Co.	6,350	1,100,709
Carlisle Cos., Inc.	379	53,215
General Electric Co.	416,918	4,377,639
Honeywell International, Inc.	17,950	3,133,891
Roper Technologies, Inc.	4,200	1,538,292

		10,203,746

Machinery (2.3%)
AGCO Corp.	3,071	238,217
Caterpillar, Inc.	24,650	3,359,548
Colfax Corp. (x)*	4,450	124,734
Crane Co.	2,391	199,505
Cummins, Inc.	7,400	1,267,916
Deere & Co.	13,650	2,261,942
Dover Corp.	3,923	393,085
Flowserve Corp.	4,900	258,181
Fortive Corp.	11,022	898,513
Gardner Denver Holdings, Inc.*	6,250	216,250
Gates Industrial Corp. plc*	2,200	25,102
IDEX Corp.	1,810	311,573
Ingersoll-Rand plc	681	86,262
ITT, Inc.	4,200	275,016
Lincoln Electric Holdings, Inc.	150	12,348
Nordson Corp.	250	35,328
Oshkosh Corp.	3,350	279,692
PACCAR, Inc.	16,300	1,168,058
Parker-Hannifin Corp.	6,166	1,048,282
Pentair plc	8,186	304,519
Snap-on, Inc.	2,650	438,946
Stanley Black & Decker, Inc.	7,318	1,058,256
Timken Co. (The)	3,216	165,109
Trinity Industries, Inc.	5,106	105,950
WABCO Holdings, Inc.*	400	53,040
Wabtec Corp. (x)	5,504	394,967
Woodward, Inc.	500	56,580

		15,036,919

Marine (0.0%)
Kirby Corp. (x)*	2,850	225,150

Professional Services (0.2%)
Equifax, Inc.	900	121,716
IHS Markit Ltd.*	7,050	449,226
ManpowerGroup, Inc.	2,867	276,952
Nielsen Holdings plc	14,930	337,418

		1,185,312

Road & Rail (1.0%)
AMERCO	450	170,347
CSX Corp.	23,750	1,837,538
Genesee & Wyoming, Inc., Class A*	2,200	220,000
JB Hunt Transport Services, Inc.	2,900	265,089
Kansas City Southern	4,850	590,827
Knight-Swift Transportation Holdings, Inc.	6,000	197,040
Landstar System, Inc.	200	21,598
Lyft, Inc., Class A*	1,400	91,994
Norfolk Southern Corp.	11,101	2,212,762
Old Dominion Freight Line, Inc.	1,850	276,131
Ryder System, Inc.	2,459	143,360
Schneider National, Inc., Class B	2,650	48,336
Uber Technologies, Inc.*	7,700	357,126

		6,432,148

See Notes to Financial Statements.

1113

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.2%)
Air Lease Corp.	4,600	$190,164
Fastenal Co.	2,600	84,734
HD Supply Holdings, Inc.*	8,200	330,296
MSC Industrial Direct Co., Inc., Class A	2,100	155,946
United Rentals, Inc.*	1,100	145,893
Univar, Inc.*	7,550	166,402
Watsco, Inc.	1,550	253,472
WESCO International, Inc.*	2,142	108,492

		1,435,399

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	3,500	141,890

Total Industrials		63,181,503

Information Technology (5.9%)
Communications Equipment (0.3%)
Ciena Corp.*	7,400	304,362
CommScope Holding Co., Inc.*	9,150	143,929
EchoStar Corp., Class A*	2,259	100,119
F5 Networks, Inc.*	200	29,126
Juniper Networks, Inc.	16,400	436,732
Motorola Solutions, Inc.	2,100	350,133
ViaSat, Inc.*	2,650	214,173

		1,578,574

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	4,045	288,287
Avnet, Inc.	5,058	228,976
Coherent, Inc.*	1,150	156,825
Corning, Inc.	25,417	844,607
Dolby Laboratories, Inc., Class A	2,600	167,960
FLIR Systems, Inc.	5,900	319,190
IPG Photonics Corp.*	1,600	246,800
Jabil, Inc.	5,618	177,529
Littelfuse, Inc.	1,150	203,447
National Instruments Corp.	5,900	247,741
SYNNEX Corp.	2,000	196,800
Trimble, Inc.*	10,000	451,100

		3,529,262

IT Services (1.3%)
Akamai Technologies, Inc.*	650	52,091
Alliance Data Systems Corp.	1,900	266,247
Amdocs Ltd.	6,571	407,993
CACI International, Inc., Class A*	1,200	245,508
Cognizant Technology Solutions Corp., Class A	25,150	1,594,258
CoreLogic, Inc.*	3,635	152,052
DXC Technology Co.	12,900	711,435
Fidelity National Information Services, Inc.	7,002	859,005
International Business Machines Corp.	16,900	2,330,510
Jack Henry & Associates, Inc.	450	60,264
Leidos Holdings, Inc.	6,550	523,018
Sabre Corp.	10,900	241,980
VeriSign, Inc.*	1,600	334,656
Western Union Co. (The)	16,150	321,224
Worldpay, Inc.*	4,750	582,113

		8,682,354

Semiconductors & Semiconductor Equipment (3.0%)
Analog Devices, Inc.	15,300	1,726,911
Applied Materials, Inc.	21,150	949,847
Cree, Inc.*	4,650	261,237
Cypress Semiconductor Corp.	17,500	389,200
First Solar, Inc.*	3,950	259,436
Intel Corp.	215,911	10,335,659
Lam Research Corp.	900	169,056
Marvell Technology Group Ltd.	31,500	751,905
Maxim Integrated Products, Inc.	8,150	487,533
Microchip Technology, Inc.	8,050	697,935
Micron Technology, Inc.*	53,279	2,056,037
MKS Instruments, Inc.	2,600	202,514
ON Semiconductor Corp.*	19,600	396,116
Qorvo, Inc.*	5,900	392,999
Skyworks Solutions, Inc.	7,900	610,433

		19,686,818

Software (0.3%)
2U, Inc.*	1,650	62,106
Autodesk, Inc.*	2,450	399,105
Ceridian HCM Holding, Inc.*	550	27,610
Citrix Systems, Inc.	650	63,791
LogMeIn, Inc.	2,350	173,148
Nuance Communications, Inc.*	13,950	222,781
SolarWinds Corp.*	1,534	28,134
SS&C Technologies Holdings, Inc.	1,000	57,610
Symantec Corp.	28,800	626,688

		1,660,973

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C*	1,997	101,448
Hewlett Packard Enterprise Co.	66,000	986,700
HP, Inc.	70,350	1,462,576
Western Digital Corp.	14,069	668,981
Xerox Corp.	8,925	316,034

		3,535,739

Total Information Technology		38,673,720

Materials (4.4%)
Chemicals (3.1%)
Air Products & Chemicals, Inc.	9,100	2,059,967
Albemarle Corp.	5,025	353,810
Ashland Global Holdings, Inc.	2,967	237,271
Axalta Coating Systems Ltd.*	6,850	203,924
Cabot Corp.	2,735	130,487
Celanese Corp.	6,100	657,580
CF Industries Holdings, Inc.	9,550	446,080
Chemours Co. (The)	7,850	188,400
Corteva, Inc.*	36,070	1,066,590
Dow, Inc.	36,070	1,778,612
DuPont de Nemours, Inc.	36,119	2,711,453
Eastman Chemical Co.	6,650	517,570
Element Solutions, Inc.*	6,700	69,278
FMC Corp.	6,300	522,585
Huntsman Corp.	10,701	218,728
International Flavors & Fragrances, Inc. (x)	5,150	747,214
Linde plc	26,150	5,250,921

See Notes to Financial Statements.

1114

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
LyondellBasell Industries NV, Class A	14,150	$1,218,739
Mosaic Co. (The)	16,900	423,007
NewMarket Corp.	22	8,821
Olin Corp.	7,900	173,089
PPG Industries, Inc.	7,650	892,832
RPM International, Inc.	5,150	314,716
Valvoline, Inc.	9,030	176,356
Westlake Chemical Corp.	1,686	117,110

		20,485,140

Construction Materials (0.1%)
Eagle Materials, Inc.	350	32,445
Martin Marietta Materials, Inc.	2,100	483,231
Vulcan Materials Co.	532	73,049

		588,725

Containers & Packaging (0.5%)
AptarGroup, Inc.	1,799	223,688
Ardagh Group SA	850	14,875
Avery Dennison Corp.	250	28,920
Berry Global Group, Inc.*	3,900	205,101
Crown Holdings, Inc.*	2,650	161,915
Graphic Packaging Holding Co.	14,100	197,118
International Paper Co.	19,075	826,329
Owens-Illinois, Inc.	7,400	127,798
Packaging Corp. of America	4,500	428,940
Sealed Air Corp.	6,900	295,182
Silgan Holdings, Inc.	3,700	113,220
Sonoco Products Co.	4,782	312,456
Westrock Co.	12,239	446,356

		3,381,898

Metals & Mining (0.7%)
Alcoa Corp.*	8,931	209,075
Freeport-McMoRan, Inc.	69,700	809,217
Newmont Goldcorp Corp.	39,316	1,512,486
Nucor Corp.	14,670	808,317
Reliance Steel & Aluminum Co.	3,109	294,174
Royal Gold, Inc.	2,150	220,353
Southern Copper Corp.	1,050	40,793
Steel Dynamics, Inc.	10,201	308,070
United States Steel Corp.	8,224	125,909

		4,328,394

Paper & Forest Products (0.0%)
Domtar Corp.	2,996	133,412

Total Materials		28,917,569

Real Estate (5.0%)
Equity Real Estate Investment Trusts (REITs) (4.9%)
Alexandria Real Estate Equities, Inc. (REIT)	5,392	760,757
American Campus Communities, Inc. (REIT)	6,550	302,348
American Homes 4 Rent (REIT), Class A	7,050	171,385
Apartment Investment & Management Co. (REIT), Class A	7,067	354,198
Apple Hospitality REIT, Inc. (REIT)	10,050	159,393
AvalonBay Communities, Inc. (REIT)	6,707	1,362,728
Boston Properties, Inc. (REIT)	7,429	958,341
Brandywine Realty Trust (REIT)	8,353	119,615
Brixmor Property Group, Inc. (REIT)	14,250	254,790
Camden Property Trust (REIT)	4,488	468,502
Colony Capital, Inc. (REIT)	21,693	108,465
Columbia Property Trust, Inc. (REIT)	5,550	115,107
CoreSite Realty Corp. (REIT)	400	46,068
Corporate Office Properties Trust (REIT)	5,367	141,528
Cousins Properties, Inc. (REIT)	7,000	253,190
CubeSmart (REIT)	9,000	300,960
CyrusOne, Inc. (REIT)	5,350	308,802
Digital Realty Trust, Inc. (REIT)	10,000	1,177,900
Douglas Emmett, Inc. (REIT)	7,699	306,728
Duke Realty Corp. (REIT)	17,252	545,336
Empire State Realty Trust, Inc. (REIT), Class A	7,000	103,670
EPR Properties (REIT)	3,600	268,524
Equity Commonwealth (REIT)	5,767	187,543
Equity Residential (REIT)	17,609	1,336,875
Essex Property Trust, Inc. (REIT)	3,180	928,337
Extra Space Storage, Inc. (REIT)	1,150	122,015
Federal Realty Investment Trust (REIT)	3,600	463,536
Gaming and Leisure Properties, Inc. (REIT)	9,700	378,106
HCP, Inc. (REIT)	22,991	735,252
Healthcare Trust of America, Inc. (REIT), Class A	9,750	267,443
Highwoods Properties, Inc. (REIT)	4,900	202,370
Hospitality Properties Trust (REIT)	7,791	194,775
Host Hotels & Resorts, Inc. (REIT)	35,290	642,984
Hudson Pacific Properties, Inc. (REIT)	7,300	242,871
Invitation Homes, Inc. (REIT)	20,300	542,619
Iron Mountain, Inc. (REIT)	12,150	380,295
JBG SMITH Properties (REIT)	5,828	229,274
Kilroy Realty Corp. (REIT)	4,750	350,597
Kimco Realty Corp. (REIT)	19,383	358,198
Liberty Property Trust (REIT)	7,072	353,883
Life Storage, Inc. (REIT)	2,250	213,930
Macerich Co. (The) (REIT)	6,770	226,727
Medical Properties Trust, Inc. (REIT)	18,800	327,872
Mid-America Apartment Communities, Inc. (REIT)	5,459	642,852
National Retail Properties, Inc. (REIT)	7,750	410,827
Omega Healthcare Investors, Inc. (REIT)	10,250	376,688
Outfront Media, Inc. (REIT)	5,731	147,802
Paramount Group, Inc. (REIT)	9,650	135,196
Park Hotels & Resorts, Inc. (REIT)	9,657	266,147

See Notes to Financial Statements.

1115

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Prologis, Inc. (REIT)	30,226	$2,421,103
Public Storage (REIT)	1,750	416,798
Rayonier, Inc. (REIT)	6,200	187,860
Realty Income Corp. (REIT)	15,126	1,043,240
Regency Centers Corp. (REIT)	7,975	532,252
Retail Properties of America, Inc. (REIT), Class A	10,200	119,952
Simon Property Group, Inc. (REIT)	1,700	271,592
SITE Centers Corp. (REIT)	6,706	88,787
SL Green Realty Corp. (REIT)	4,020	323,087
Spirit Realty Capital, Inc. (REIT) (x)	4,130	176,186
STORE Capital Corp. (REIT)	9,950	330,240
Sun Communities, Inc. (REIT)	3,100	397,389
Taubman Centers, Inc. (REIT)	2,800	114,324
UDR, Inc. (REIT)	12,712	570,642
Ventas, Inc. (REIT)	17,236	1,178,081
VEREIT, Inc. (REIT)	46,800	421,668
VICI Properties, Inc. (REIT)	19,750	435,290
Vornado Realty Trust (REIT)	8,306	532,415
Weingarten Realty Investors (REIT)	5,802	159,091
Welltower, Inc. (REIT)	19,520	1,591,466
Weyerhaeuser Co. (REIT)	35,821	943,525
WP Carey, Inc. (REIT)	8,111	658,451

		32,166,788

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	10,150	520,695
Howard Hughes Corp. (The)*	1,347	166,813
Jones Lang LaSalle, Inc.	2,200	309,518

		997,026

Total Real Estate		33,163,814

Utilities (6.4%)
Electric Utilities (3.8%)
Alliant Energy Corp.	11,386	558,825
American Electric Power Co., Inc.	23,804	2,094,990
Avangrid, Inc.	2,700	136,350
Duke Energy Corp.	35,093	3,096,606
Edison International	15,326	1,033,125
Entergy Corp.	9,119	938,619
Evergy, Inc.	11,718	704,838
Eversource Energy	15,267	1,156,628
Exelon Corp.	46,703	2,238,942
FirstEnergy Corp.	25,563	1,094,352
Hawaiian Electric Industries, Inc.	5,204	226,634
IDACORP, Inc.	2,400	241,032
NextEra Energy, Inc.	23,084	4,728,988
OGE Energy Corp.	9,584	407,895
PG&E Corp.*	25,459	583,520
Pinnacle West Capital Corp.	5,401	508,180
PPL Corp.	34,774	1,078,342
Southern Co. (The)	50,096	2,769,307
Xcel Energy, Inc.	24,769	1,473,508

		25,070,681

Gas Utilities (0.2%)
Atmos Energy Corp.	5,577	588,708
National Fuel Gas Co.	3,894	205,409
UGI Corp.	8,337	445,279

		1,239,396

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	31,886	534,410
NRG Energy, Inc.	12,794	449,325
Vistra Energy Corp.	20,000	452,800

		1,436,535

Multi-Utilities (2.0%)
Ameren Corp.	11,775	884,420
CenterPoint Energy, Inc.	24,132	690,899
CMS Energy Corp.	13,620	788,734
Consolidated Edison, Inc.	15,777	1,383,327
Dominion Energy, Inc.	38,599	2,984,475
DTE Energy Co.	8,801	1,125,472
MDU Resources Group, Inc.	9,446	243,707
NiSource, Inc.	17,922	516,154
Public Service Enterprise Group, Inc.	24,258	1,426,855
Sempra Energy	13,209	1,815,445
WEC Energy Group, Inc.	15,186	1,266,057

		13,125,545

Water Utilities (0.2%)
American Water Works Co., Inc.	8,683	1,007,228
Aqua America, Inc.	10,371	429,048

		1,436,276

Total Utilities		42,308,433

Total Common Stocks (98.8%) (Cost $492,801,274)		650,645,165

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $200,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $204,000. (xx)	$200,000	200,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $28,243, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $28,802. (xx)	28,237	28,237
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $469,910, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $479,309. (xx)	469,813	469,813

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $102,404. (xx)	$100,000	$100,000

Total Repurchase Agreements		798,050

Total Short-Term Investments (0.1%) (Cost $798,050)		798,050

Total Investments in Securities (98.9%) (Cost $493,599,324)		651,443,215
Other Assets Less Liabilities (1.1%)		7,134,818

Net Assets (100%)		$658,578,033

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $2,628,102. This was collateralized by $1,919,697 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $798,050 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA Equitable Holdings, Inc.	14,100	157,985	96,928	—	—	39,777	294,690	2,973	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	37	9/2019	USD	5,446,770	56,823
S&P Midcap 400 E-Mini Index	9	9/2019	USD	1,755,000	15,774

					72,597

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$52,079,740	$—	$—	$52,079,740
Consumer Discretionary	38,659,019	—	—	38,659,019
Consumer Staples	56,835,402	—	—	56,835,402
Energy	60,146,027	—	—	60,146,027
Financials	152,690,470	—	—	152,690,470
Health Care	83,989,468	—	—	83,989,468
Industrials	63,181,503	—	—	63,181,503
Information Technology	38,673,720	—	—	38,673,720
Materials	28,917,569	—	—	28,917,569
Real Estate	33,163,814	—	—	33,163,814
Utilities	42,308,433	—	—	42,308,433
Futures	72,597	—	—	72,597
Short-Term Investments
Repurchase Agreements	—	798,050	—	798,050

Total Assets	$650,717,762	$798,050	$—	$651,515,812

Total Liabilities	$—	$—	$—	$—

Total	$650,717,762	$798,050	$—	$651,515,812

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$72,597	*

Total		$72,597

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$782,644	$782,644

Total	$782,644	$782,644

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$360,783	$360,783

Total	$360,783	$360,783

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $6,752,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$99,101,390
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$99,805,703

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$194,206,265
Aggregate gross unrealized depreciation	(38,206,013)

Net unrealized appreciation	$156,000,252

Federal income tax cost of investments in securities and derivative instruments, if applicable	$495,515,560

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $277,180)	$294,690
Unaffiliated Issuers (Cost $492,524,094)	650,350,475
Repurchase Agreements (Cost $798,050)	798,050
Cash	5,020,342
Receivable for securities sold	90,914,616
Dividends, interest and other receivables	803,192
Due from broker for futures variation margin	308,787
Receivable for Portfolio shares sold	69,730
Securities lending income receivable	828
Receivable from sub-adviser	73
Other assets	7,045

Total assets	748,567,828

LIABILITIES
Payable for securities purchased	88,519,677
Payable for return of collateral on securities loaned	798,050
Payable for Portfolio shares redeemed	274,275
Investment management fees payable	169,733
Distribution fees payable –Class IB	118,569
Administrative fees payable	50,558
Distribution fees payable –Class IA	14,075
Trustees’ fees payable	253
Accrued expenses	44,605

Total liabilities	89,989,795

NET ASSETS	$658,578,033

Net assets were comprised of:
Paid in capital	$460,726,430
Total distributable earnings (loss)	197,851,603

Net assets	$658,578,033

Class IA
Net asset value, offering and redemption price per share, $69,756,422 / 7,619,167 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.16

Class IB
Net asset value, offering and redemption price per share, $588,687,463 / 64,520,096 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.12

Class K
Net asset value, offering and redemption price per share, $134,148 / 14,701 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.13

(x)	Includes value of securities on loan of $2,628,102.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($2,973 of dividend income received from affiliates) (net of $1,597 foreign withholding tax)	$8,455,642
Interest	363,244
Securities lending (net)	170,911

Total income	8,989,797

EXPENSES
Investment management fees	1,106,086
Distribution fees – Class IB	708,005
Administrative fees	302,550
Distribution fees – Class IA	81,899
Professional fees	31,742
Custodian fees	26,779
Printing and mailing expenses	17,133
Trustees’ fees	9,527
Miscellaneous	5,359

Gross expenses	2,289,080
Less: Waiver from investment manager	(11,084)

Net expenses	2,277,996

NET INVESTMENT INCOME (LOSS)	6,711,801

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	31,357,465
Futures contracts	782,644

Net realized gain (loss)	32,140,109

Change in unrealized appreciation (depreciation) on:
Investments in securities ($39,777 of change in unrealized appreciation (depreciation) from affiliates)	52,033,467
Futures contracts	360,783

Net change in unrealized appreciation (depreciation)	52,394,250

NET REALIZED AND UNREALIZED GAIN (LOSS)	84,534,359

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,246,160

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,711,801	$12,301,057
Net realized gain (loss)	32,140,109	29,337,687
Net change in unrealized appreciation (depreciation)	52,394,250	(97,770,791)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	91,246,160	(56,132,047)

Distributions to shareholders:
Class IA	—	(3,748,582)
Class IB	—	(35,230,996)
Class K	—	(8,112)

Total distributions to shareholders	—	(38,987,690)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,137,223 and 690,263 shares, respectively ]	9,729,148	6,251,115
Capital shares issued in reinvestment of dividends and distributions [ 0 and 447,549 shares, respectively ]	—	3,748,582
Capital shares repurchased [ (527,724) and (1,173,818) shares, respectively ]	(4,629,608)	(10,760,011)

Total Class IA transactions	5,099,540	(760,314)

Class IB
Capital shares sold [ 2,756,740 and 4,670,014 shares, respectively ]	23,909,451	42,591,224
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,221,050 shares, respectively ]	—	35,230,996
Capital shares repurchased [ (4,254,132) and (9,067,093) shares, respectively ]	(37,209,951)	(82,977,511)

Total Class IB transactions	(13,300,500)	(5,155,291)

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 973 shares, respectively ]	—	8,112

Total Class K transactions	—	8,112

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,200,960)	(5,907,493)

TOTAL INCREASE (DECREASE) IN NET ASSETS	83,045,200	(101,027,230)
NET ASSETS:
Beginning of period	575,532,833	676,560,063

End of period	$658,578,033	$575,532,833

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IA		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.90	$9.26	$8.63	$7.76	$8.51	$7.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.17	0.16	0.15	0.16	0.12
Net realized and unrealized gain (loss)	1.17	(0.96)	0.95	1.14	(0.54)	0.85

Total from investment operations	1.26	(0.79)	1.11	1.29	(0.38)	0.97

Less distributions:
Dividends from net investment income	—	(0.18)	(0.17)	(0.16)	(0.16)	(0.13)
Distributions from net realized gains	—	(0.39)	(0.31)	(0.26)	(0.21)	—

Total dividends and distributions	—	(0.57)	(0.48)	(0.42)	(0.37)	(0.13)

Net asset value, end of period	$9.16	$7.90	$9.26	$8.63	$7.76	$8.51

Total return (b)	15.95%	(8.90)%	12.92%	16.57%	(4.46)%	12.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,756	$55,404	$65,263	$59,200	$57,074	$52,296
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.74%	0.73%	0.73%	0.73%	0.73%
Before waivers (a)(f)	0.72%	0.74%	0.73%	0.73%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.13%	1.89%	1.78%	1.87%	1.90%	1.51%
Before waivers (a)(f)	2.13%	1.89%	1.78%	1.87%	1.90%	1.51%
Portfolio turnover rate (z)^	16%	16%	13%	18%	19%	16%

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.88	$9.23	$8.60	$7.74	$8.49	$7.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.17	0.16	0.15	0.16	0.12
Net realized and unrealized gain (loss)	1.15	(0.95)	0.95	1.12	(0.54)	0.85

Total from investment operations	1.24	(0.78)	1.11	1.27	(0.38)	0.97

Less distributions:
Dividends from net investment income	—	(0.18)	(0.17)	(0.15)	(0.16)	(0.13)
Distributions from net realized gains	—	(0.39)	(0.31)	(0.26)	(0.21)	—

Total dividends and distributions	—	(0.57)	(0.48)	(0.41)	(0.37)	(0.13)

Net asset value, end of period	$9.12	$7.88	$9.23	$8.60	$7.74	$8.49

Total return (b)	15.74%	(8.82)%	12.96%	16.47%	(4.47)%	12.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$588,687	$520,013	$611,171	$572,415	$506,067	$556,305
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.74%	0.73%	0.73%	0.73%	0.73%
Before waivers (a)(f)	0.72%	0.74%	0.73%	0.73%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.12%	1.89%	1.78%	1.88%	1.86%	1.51%
Before waivers (a)(f)	2.12%	1.89%	1.78%	1.88%	1.86%	1.51%
Portfolio turnover rate (z)^	16%	16%	13%	18%	19%	16%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,			May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡
Class K			2018	2017	2016					2014
Net asset value, beginning of period	$7.87		$9.22	$8.59	$7.73	$8.49		$8.58		$7.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.20	0.18	0.17	0.13		0.05		0.17
Net realized and unrealized gain (loss)	1.16		(0.96)	0.95	1.13	(0.50)		(0.02)		0.86

Total from investment operations	1.26		(0.76)	1.13	1.30	(0.37)		0.03		1.03

Less distributions:
Dividends from net investment income	—		(0.20)	(0.19)	(0.18)	(0.18)		—		(0.15)
Distributions from net realized gains	—		(0.39)	(0.31)	(0.26)	(0.21)		—		—

Total dividends and distributions	—		(0.59)	(0.50)	(0.44)	(0.39)		—		(0.15)

Net asset value, end of period	$9.13		$7.87	$9.22	$8.59	$7.73		$8.61		$8.58

Total return (b)	16.01%		(8.59)%	13.24%	16.79%	(4.34)%		0.35%		13.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$134		$116	$127	$112	$96		$—		$— #
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47%		0.49%	0.48%	0.48%	0.48%		0.48%		0.48%
Before waivers (a)(f)	0.47%		0.49%	0.48%	0.48%	0.48%		0.48%		0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.37%		2.15%	2.03%	2.13%	2.36	%(l)	1.73	%(l)	2.04%
Before waivers (a)(f)	2.37%		2.15%	2.03%	2.13%	2.36	%(l)	1.73	%(l)	2.04%
Portfolio turnover rate ^	16	%(z)	16%	13%	18%	19%		19%		16%

**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Amount is less than $500.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2019	% of Net Assets
Financials	19.7%
Health Care	12.0
Industrials	8.4
Information Technology	7.3
Consumer Staples	7.1
Energy	6.9
Communication Services	6.8
Utilities	5.1
Consumer Discretionary	5.0
Exchange Traded Funds	4.5
Investment Company	3.5
Materials	3.3
Real Estate	3.3
Repurchase Agreements	0.2
Cash and Other	6.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,152.53	$4.53
Hypothetical (5% average annual return before expenses).	1,000.00	1,020.58	4.25
Class IB
Actual	1,000.00	1,152.92	4.53
Hypothetical (5% average annual return before expenses).	1,000.00	1,020.58	4.25
Class K
Actual	1,000.00	1,153.80	3.20
Hypothetical (5% average annual return before expenses).	1,000.00	1,021.82	3.00

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.8%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	1,443,600	$48,375,036
CenturyLink, Inc.	197,338	2,320,695
Verizon Communications, Inc.	1,154,763	65,971,610

		116,667,341

Entertainment (1.5%)
Activision Blizzard, Inc.	130,000	6,136,000
Cinemark Holdings, Inc.	19,350	698,535
Electronic Arts, Inc.*	5,200	526,552
Liberty Media Corp.-Liberty Formula One, Class A*	4,500	161,370
Liberty Media Corp.-Liberty Formula One, Class C*	35,750	1,337,407
Lions Gate Entertainment Corp., Class A (x)	9,050	110,862
Lions Gate Entertainment Corp., Class B	18,450	214,205
Madison Square Garden Co. (The), Class A*	3,050	853,817
Take-Two Interactive Software, Inc.*	10,950	1,243,153
Viacom, Inc., Class A (x)	1,800	61,380
Viacom, Inc., Class B	149,888	4,477,155
Walt Disney Co. (The)	344,928	48,165,746
Zynga, Inc., Class A*	120,089	736,146

		64,722,328

Interactive Media & Services (0.3%)
Alphabet, Inc., Class C*	5,603	6,056,339
Facebook, Inc., Class A*	23,621	4,558,853
IAC/InterActiveCorp*	5,650	1,229,045
TripAdvisor, Inc.*	33,023	1,528,635
Zillow Group, Inc., Class A*	10,200	466,752
Zillow Group, Inc., Class C (x)*	22,350	1,036,816

		14,876,440

Media (2.1%)
CBS Corp. (Non-Voting), Class B	5,900	294,410
Charter Communications, Inc., Class A*	20,163	7,968,014
Comcast Corp., Class A	1,285,824	54,364,639
Discovery, Inc., Class A (x)*	28,250	867,275
Discovery, Inc., Class C*	63,237	1,799,093
DISH Network Corp., Class A*	160,180	6,152,514
Fox Corp., Class A	57,389	2,102,733
Fox Corp., Class B	26,649	973,488
GCI Liberty, Inc., Class A*	17,750	1,090,915
Interpublic Group of Cos., Inc. (The)	233,479	5,274,290
John Wiley & Sons, Inc., Class A	7,962	365,137
Liberty Broadband Corp., Class A*	4,464	459,078
Liberty Broadband Corp., Class C*	19,128	1,993,520
Liberty Media Corp.-Liberty SiriusXM, Class A*	15,256	576,829
Liberty Media Corp.-Liberty SiriusXM, Class C*	28,212	1,071,492
New York Times Co. (The), Class A	23,800	776,356
News Corp., Class A	69,632	939,336
News Corp., Class B	21,950	306,422
Nexstar Media Group, Inc., Class A	1,850	186,850
Omnicom Group, Inc. (x)	51,489	4,219,523
Sinclair Broadcast Group, Inc., Class A	650	34,860
Tribune Media Co., Class A	15,850	732,587

		92,549,361

Wireless Telecommunication Services (0.3%)
Sprint Corp.*	102,631	674,286
Telephone & Data Systems, Inc.	182,173	5,538,059
T-Mobile US, Inc.*	73,314	5,435,500
United States Cellular Corp.*	2,753	122,976

		11,770,821

Total Communication Services		300,586,291

Consumer Discretionary (5.0%)
Auto Components (0.6%)
Aptiv plc	88,866	7,183,039
BorgWarner, Inc.	37,350	1,567,953
Gentex Corp.	46,352	1,140,723
Goodyear Tire & Rubber Co. (The)	42,100	644,130
Lear Corp.	58,448	8,140,053
Magna International, Inc.	125,785	6,251,514

		24,927,412

Automobiles (0.4%)
Ford Motor Co.	709,420	7,257,367
General Motors Co.	225,096	8,672,949
Harley-Davidson, Inc.	42,219	1,512,707
Thor Industries, Inc.	9,550	558,197

		18,001,220

Distributors (0.1%)
Genuine Parts Co.	25,462	2,637,354
IAA, Inc.*	1,600	62,048
LKQ Corp.*	48,600	1,293,246

		3,992,648

Diversified Consumer Services (0.1%)
frontdoor, Inc.*	15,350	668,493
Graham Holdings Co., Class B	776	535,463
Grand Canyon Education, Inc.*	7,800	912,756
H&R Block, Inc.	31,250	915,624
Service Corp. International	20,550	961,329
ServiceMaster Global Holdings, Inc.*	20,750	1,080,868

		5,074,533

Hotels, Restaurants & Leisure (1.2%)
Aramark	44,330	1,598,540
Caesars Entertainment Corp.*	103,100	1,218,642
Carnival Corp.	92,902	4,324,588

See Notes to Financial Statements.

1125

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Choice Hotels International, Inc.	3,450	$300,185
Dunkin’ Brands Group, Inc.	1,000	79,660
Extended Stay America, Inc.	33,950	573,415
Hilton Grand Vacations, Inc.*	14,100	448,662
Hyatt Hotels Corp., Class A	6,842	520,881
International Game Technology plc (x)	17,750	230,217
Las Vegas Sands Corp.	32,150	1,899,743
McDonald’s Corp.	116,900	24,275,454
MGM Resorts International	86,312	2,465,934
Norwegian Cruise Line Holdings Ltd.*	30,982	1,661,565
Royal Caribbean Cruises Ltd.	31,086	3,767,934
Six Flags Entertainment Corp.	13,050	648,324
Starbucks Corp.	48,837	4,094,006
Vail Resorts, Inc.	800	178,544
Wyndham Destinations, Inc.	16,700	733,130
Wyndham Hotels & Resorts, Inc.	12,150	677,241
Wynn Resorts Ltd.	3,050	378,170
Yum China Holdings, Inc.	12,650	584,430
Yum! Brands, Inc.	12,903	1,427,975

		52,087,240

Household Durables (0.5%)
DR Horton, Inc.	61,615	2,657,455
Garmin Ltd.	26,262	2,095,708
Leggett & Platt, Inc.	23,700	909,369
Lennar Corp., Class A	29,858	1,446,919
Lennar Corp., Class B	1,662	64,003
Mohawk Industries, Inc.*	10,787	1,590,759
Newell Brands, Inc.	68,750	1,060,125
PulteGroup, Inc.	123,762	3,913,354
Sony Corp. (ADR)	104,300	5,464,277
Toll Brothers, Inc.	24,360	892,063
Whirlpool Corp.	11,222	1,597,564

		21,691,596

Internet & Direct Marketing Retail (0.2%)
Amazon.com, Inc.*	3,141	5,947,892
eBay, Inc.	49,664	1,961,728
Expedia Group, Inc.	18,912	2,515,864
Qurate Retail, Inc., Class A*	71,411	884,782

		11,310,266

Leisure Products (0.0%)
Brunswick Corp.	15,650	718,179
Mattel, Inc. (x)*	19,300	216,353
Polaris Industries, Inc.	1,100	100,353

		1,034,885

Multiline Retail (0.5%)
Dollar General Corp.	2,850	385,206
Dollar Tree, Inc.*	70,280	7,547,369
Kohl’s Corp.	81,068	3,854,784
Macy’s, Inc.	114,481	2,456,762
Target Corp.	85,661	7,419,099

		21,663,220

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	33,379	5,145,039
AutoNation, Inc.*	9,700	406,818
AutoZone, Inc.*	2,178	2,394,646
Best Buy Co., Inc.	33,011	2,301,857
CarMax, Inc. (x)*	15,850	1,376,255
Dick’s Sporting Goods, Inc.	12,300	425,949
Foot Locker, Inc.	32,964	1,381,851
Gap, Inc. (The)	104,692	1,881,315
Home Depot, Inc. (The)	86,050	17,895,819
L Brands, Inc.	34,800	908,280
Lowe’s Cos., Inc.	32,170	3,246,275
Michaels Cos., Inc. (The)*	44,941	390,987
O’Reilly Automotive, Inc.*	9,273	3,424,704
Penske Automotive Group, Inc.	6,300	297,990
Ross Stores, Inc.	7,232	716,836
Signet Jewelers Ltd.	52,555	939,683
Tiffany & Co.	21,900	2,050,716
TJX Cos., Inc. (The)	72,417	3,829,411
Tractor Supply Co.	26,422	2,874,713
Urban Outfitters, Inc.*	13,200	300,300
Williams-Sonoma, Inc. (x)	11,550	750,750

		52,940,194

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	38,154	1,323,181
Carter’s, Inc.	4,450	434,053
Columbia Sportswear Co.	1,900	190,304
Hanesbrands, Inc.	114,563	1,972,775
PVH Corp.	13,482	1,275,936
Ralph Lauren Corp.	9,450	1,073,425
Skechers U.S.A., Inc., Class A*	42,973	1,353,220
Tapestry, Inc.	52,600	1,668,998
Under Armour, Inc., Class A (x)*	11,600	294,060
Under Armour, Inc., Class C*	12,000	266,400

		9,852,352

Total Consumer Discretionary		222,575,566

Consumer Staples (7.1%)
Beverages (1.3%)
Brown-Forman Corp., Class A	600	33,000
Brown-Forman Corp., Class B	2,050	113,632
Coca-Cola Co. (The)	221,250	11,266,050
Constellation Brands, Inc., Class A	28,750	5,662,025
Diageo plc	140,089	6,020,340
Keurig Dr Pepper, Inc.	36,950	1,067,855
Molson Coors Brewing Co., Class B	185,626	10,395,056
PepsiCo, Inc.	169,888	22,277,413

		56,835,371

Food & Staples Retailing (1.2%)
Casey’s General Stores, Inc.	4,950	772,150
Kroger Co. (The)	262,083	5,689,822
Sprouts Farmers Market, Inc.*	11,200	211,568
US Foods Holding Corp.*	77,735	2,779,804
Walgreens Boots Alliance, Inc.	239,333	13,084,335
Walmart, Inc.	293,898	32,472,790

		55,010,469

See Notes to Financial Statements.

1126

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (1.8%)
Archer-Daniels-Midland Co.	158,543	$6,468,554
Beyond Meat, Inc.*	1,750	281,190
Bunge Ltd.	24,914	1,387,959
Campbell Soup Co. (x)	70,485	2,824,334
Conagra Brands, Inc.	248,935	6,601,756
Danone SA	25,533	2,163,001
Flowers Foods, Inc.	35,250	820,267
General Mills, Inc.	138,357	7,266,510
Hain Celestial Group, Inc. (The)*	16,450	360,255
Hershey Co. (The)	3,350	449,001
Hormel Foods Corp.	50,350	2,041,189
Ingredion, Inc.	12,106	998,624
JM Smucker Co. (The)	42,971	4,949,829
Kellogg Co.	177,240	9,494,747
Kraft Heinz Co. (The)	113,150	3,512,176
Lamb Weston Holdings, Inc.	19,606	1,242,236
McCormick & Co., Inc. (Non-Voting)	7,850	1,216,829
Mondelez International, Inc., Class A	257,952	13,903,613
Nestle SA (Registered)	74,411	7,703,315
Pilgrim’s Pride Corp.*	6,200	157,418
Post Holdings, Inc.*	6,500	675,805
Seaboard Corp.	50	206,837
TreeHouse Foods, Inc.*	8,350	451,735
Tyson Foods, Inc., Class A	52,156	4,211,075

		79,388,255

Household Products (1.7%)
Clorox Co. (The)	4,277	654,851
Colgate-Palmolive Co.	165,450	11,857,801
Energizer Holdings, Inc. (x)	11,500	444,360
Kimberly-Clark Corp.	73,709	9,823,936
Procter & Gamble Co. (The)#	460,849	50,532,093
Reckitt Benckiser Group plc	25,230	1,991,018
Spectrum Brands Holdings, Inc. (x)	6,350	341,439

		75,645,498

Personal Products (0.0%)
Coty, Inc., Class A	52,255	700,217
Herbalife Nutrition Ltd.*	15,704	671,503
Nu Skin Enterprises, Inc., Class A	9,900	488,268

		1,859,988

Tobacco (1.1%)
Altria Group, Inc.	218,212	10,332,338
British American Tobacco plc (ADR)	75,100	2,618,737
Philip Morris International, Inc.	441,052	34,635,814

		47,586,889

Total Consumer Staples		316,326,470

Energy (6.9%)
Energy Equipment & Services (0.6%)
Apergy Corp.*	13,969	468,520
Baker Hughes a GE Co.	93,491	2,302,683
Dril-Quip, Inc.*	11,028	529,344
Halliburton Co.	157,800	3,588,372
Helmerich & Payne, Inc.	19,283	976,105
National Oilwell Varco, Inc.	69,855	1,552,877
Patterson-UTI Energy, Inc.	37,099	427,010
RPC, Inc. (x)	166,688	1,201,821
Schlumberger Ltd.	369,110	14,668,431
Transocean Ltd.*	104,800	671,768

		26,386,931

Oil, Gas & Consumable Fuels (6.3%)
Anadarko Petroleum Corp.	67,156	4,738,527
Antero Midstream Corp.	40,800	467,568
Antero Resources Corp.*	47,800	264,334
Apache Corp.	68,076	1,972,162
BP plc (ADR)	311,250	12,979,125
Cabot Oil & Gas Corp.	102,388	2,350,828
Centennial Resource Development, Inc., Class A*	33,100	251,229
Cheniere Energy, Inc.*	17,900	1,225,255
Chesapeake Energy Corp. (x)*	236,083	460,362
Chevron Corp.	376,059	46,796,782
Cimarex Energy Co.	29,756	1,765,424
Concho Resources, Inc.	36,034	3,717,988
ConocoPhillips	347,568	21,201,648
Continental Resources, Inc.*	15,700	660,813
Devon Energy Corp.	127,650	3,640,578
Diamondback Energy, Inc.	23,586	2,570,166
EOG Resources, Inc.	189,492	17,653,075
EQT Corp.	46,052	728,082
Equitrans Midstream Corp.	33,121	652,815
Exxon Mobil Corp.#	811,988	62,222,640
Hess Corp.	111,716	7,101,786
HollyFrontier Corp.	28,592	1,323,238
Kinder Morgan, Inc.	353,918	7,389,808
Kosmos Energy Ltd.	65,500	410,685
Marathon Oil Corp.	304,332	4,324,558
Marathon Petroleum Corp.	246,389	13,768,217
Murphy Oil Corp.	29,872	736,345
Noble Energy, Inc.	85,844	1,922,906
Occidental Petroleum Corp.	160,014	8,045,504
ONEOK, Inc.	50,750	3,492,108
Parsley Energy, Inc., Class A*	20,800	395,408
PBF Energy, Inc., Class A	21,568	675,078
Phillips 66	82,319	7,700,119
Pioneer Natural Resources Co.	24,813	3,817,728
Range Resources Corp. (x)	37,537	262,008
Suncor Energy, Inc.	129,100	4,022,756
Targa Resources Corp.	41,450	1,627,327
Valero Energy Corp.	117,108	10,025,616
Williams Cos., Inc. (The)	548,481	15,379,407
WPX Energy, Inc.*	75,903	873,644

		279,613,647

Total Energy		306,000,578

Financials (19.7%)
Banks (9.2%)
Associated Banc-Corp.	29,284	619,064
Bank of America Corp.	1,900,386	55,111,194
Bank of Hawaii Corp.	7,328	607,564
Bank OZK	21,978	661,318
BankUnited, Inc.	17,558	592,407
BB&T Corp.	265,809	13,059,196

See Notes to Financial Statements.

1127

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
BOK Financial Corp.	5,844	$441,105
CIT Group, Inc.	15,958	838,433
Citigroup, Inc.	782,501	54,798,545
Citizens Financial Group, Inc.	83,012	2,935,304
Comerica, Inc.	58,173	4,225,687
Commerce Bancshares, Inc.	17,995	1,073,582
Cullen/Frost Bankers, Inc.	10,217	956,924
East West Bancorp, Inc.	26,279	1,229,069
Fifth Third Bancorp	132,924	3,708,580
First Citizens BancShares, Inc., Class A	1,350	607,864
First Hawaiian, Inc.	24,488	633,505
First Horizon National Corp.	56,442	842,679
First Republic Bank	24,663	2,408,342
FNB Corp.	58,650	690,310
Huntington Bancshares, Inc.	188,751	2,608,539
JPMorgan Chase & Co.	981,338	109,713,588
KeyCorp	181,834	3,227,554
M&T Bank Corp.	24,721	4,204,300
PacWest Bancorp	21,300	827,079
People’s United Financial, Inc.	71,798	1,204,770
Pinnacle Financial Partners, Inc.	13,550	778,854
PNC Financial Services Group, Inc. (The)	126,666	17,388,708
Popular, Inc.	17,240	935,098
Prosperity Bancshares, Inc. (x)	12,050	795,903
Regions Financial Corp.	507,162	7,577,000
Signature Bank	4,967	600,212
Sterling Bancorp	37,450	796,936
SunTrust Banks, Inc.	80,407	5,053,580
SVB Financial Group*	8,750	1,965,163
Synovus Financial Corp.	25,170	880,950
TCF Financial Corp.	29,086	604,698
Texas Capital Bancshares, Inc.*	9,050	555,399
Umpqua Holdings Corp.	39,850	661,112
US Bancorp	438,820	22,994,168
Webster Financial Corp.	16,500	788,205
Wells Fargo & Co.	1,530,105	72,404,569
Western Alliance Bancorp*	15,650	699,868
Wintrust Financial Corp.	10,150	742,574
Zions Bancorp NA	69,443	3,192,989

		407,242,488

Capital Markets (3.0%)
Affiliated Managers Group, Inc.	9,200	847,688
Ameriprise Financial, Inc.	20,913	3,035,731
Bank of New York Mellon Corp. (The)	237,386	10,480,592
BGC Partners, Inc., Class A	51,850	271,175
BlackRock, Inc.	31,100	14,595,230
Cboe Global Markets, Inc.	15,100	1,564,813
Charles Schwab Corp. (The)	87,000	3,496,530
CME Group, Inc.	64,258	12,473,120
E*TRADE Financial Corp.	176,547	7,873,996
Eaton Vance Corp.	20,200	871,226
Evercore, Inc., Class A	4,750	420,708
Franklin Resources, Inc.	51,000	1,774,800
Goldman Sachs Group, Inc. (The)	108,283	22,154,702
Interactive Brokers Group, Inc., Class A	9,644	522,705
Intercontinental Exchange, Inc.	60,765	5,222,144
Invesco Ltd.	71,457	1,462,010
Janus Henderson Group plc	29,650	634,510
Lazard Ltd., Class A	12,150	417,839
Legg Mason, Inc.	46,446	1,777,953
Moody’s Corp.	17,840	3,484,330
Morgan Stanley	312,365	13,684,711
Nasdaq, Inc.	73,937	7,110,521
Northern Trust Corp.	36,254	3,262,860
Raymond James Financial, Inc.	17,530	1,482,162
SEI Investments Co.	12,250	687,225
State Street Corp.	118,170	6,624,610
T. Rowe Price Group, Inc.	59,301	6,505,913
TD Ameritrade Holding Corp.	6,350	316,992
Virtu Financial, Inc., Class A	4,800	104,544

		133,161,340

Consumer Finance (1.2%)
Ally Financial, Inc.	227,941	7,063,892
American Express Co.	83,881	10,354,271
Capital One Financial Corp.	171,109	15,526,431
Credit Acceptance Corp.*	250	120,958
Discover Financial Services	65,222	5,060,575
Navient Corp.	38,093	519,969
OneMain Holdings, Inc.	66,810	2,258,846
Santander Consumer USA Holdings, Inc.	19,195	459,912
SLM Corp.	78,193	760,036
Synchrony Financial	273,047	9,466,539

		51,591,429

Diversified Financial Services (1.8%)
AXA Equitable Holdings, Inc.‡	53,250	1,112,925
Berkshire Hathaway, Inc., Class B#*	355,121	75,701,143
Jefferies Financial Group, Inc.	46,555	895,253
Voya Financial, Inc.	24,211	1,338,868

		79,048,189

Insurance (4.3%)
Aflac, Inc.	133,780	7,332,482
Alleghany Corp.*	2,284	1,555,655
Allstate Corp. (The)	73,980	7,523,026
American Financial Group, Inc.	13,325	1,365,413
American International Group, Inc.	226,860	12,087,101
American National Insurance Co.	1,329	154,789
Aon plc	54,594	10,535,550
Arch Capital Group Ltd.*	59,992	2,224,503
Arthur J Gallagher & Co.	26,250	2,299,237
Assurant, Inc.	11,119	1,182,839
Assured Guaranty Ltd.	110,807	4,662,758
Athene Holding Ltd., Class A*	16,824	724,441
Axis Capital Holdings Ltd.	13,444	801,935
Brighthouse Financial, Inc.*	69,634	2,554,871
Brown & Brown, Inc.	40,174	1,345,829
Chubb Ltd.	142,402	20,974,391
Cincinnati Financial Corp.	27,571	2,858,286
CNA Financial Corp.	5,072	238,739
Erie Indemnity Co., Class A	1,500	381,420
Everest Re Group Ltd.	17,678	4,369,648
Fidelity National Financial, Inc.	175,777	7,083,813

See Notes to Financial Statements.

1128

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First American Financial Corp.	19,750	$1,060,575
Hanover Insurance Group, Inc. (The)	7,351	943,133
Hartford Financial Services Group, Inc. (The)	169,603	9,450,279
Kemper Corp.	9,050	780,925
Lincoln National Corp.	79,624	5,131,767
Loews Corp.	47,540	2,599,012
Markel Corp.*	2,299	2,504,990
Marsh & McLennan Cos., Inc.	37,622	3,752,794
Mercury General Corp.	4,941	308,812
MetLife, Inc.	427,699	21,243,809
Old Republic International Corp.	51,041	1,142,298
Primerica, Inc.	2,150	257,893
Principal Financial Group, Inc.	50,047	2,898,722
Progressive Corp. (The)	71,150	5,687,020
Prudential Financial, Inc.	73,580	7,431,580
Reinsurance Group of America, Inc.	20,535	3,204,076
RenaissanceRe Holdings Ltd.	4,886	869,757
Torchmark Corp.	19,621	1,755,295
Travelers Cos., Inc. (The)	102,582	15,338,061
Unum Group	38,353	1,286,743
White Mountains Insurance Group Ltd.	596	608,790
Willis Towers Watson plc	52,292	10,016,010
WR Berkley Corp.	26,031	1,716,224

		192,245,291

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	97,148	1,634,029
Annaly Capital Management, Inc. (REIT)	263,680	2,407,399
Chimera Investment Corp. (REIT)	33,706	636,032
MFA Financial, Inc. (REIT)	81,257	583,425
New Residential Investment Corp. (REIT)	75,100	1,155,789
Starwood Property Trust, Inc. (REIT)	49,286	1,119,778
Two Harbors Investment Corp. (REIT)	49,130	622,477

		8,158,929

Thrifts & Mortgage Finance (0.0%)
MGIC Investment Corp.*	64,150	842,931
New York Community Bancorp, Inc.	82,088	819,238
TFS Financial Corp. (x)	8,796	158,944

		1,821,113

Total Financials		873,268,779

Health Care (12.0%)
Biotechnology (1.2%)
AbbVie, Inc.	66,166	4,811,591
Agios Pharmaceuticals, Inc. (x)*	8,300	414,004
Alexion Pharmaceuticals, Inc.*	9,500	1,244,310
Alkermes plc*	28,200	635,628
Alnylam Pharmaceuticals, Inc.*	3,100	224,936
Amgen, Inc.	30,460	5,613,169
Biogen, Inc.*	49,147	11,494,009
Bluebird Bio, Inc.*	10,000	1,272,000
Exelixis, Inc.*	31,950	682,772
Gilead Sciences, Inc.	317,987	21,483,201
Moderna, Inc.*	450	6,588
Regeneron Pharmaceuticals, Inc.*	11,800	3,693,400
United Therapeutics Corp.*	7,800	608,868

		52,184,476

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	249,427	20,976,811
Alcon, Inc. (x)*	39,768	2,467,604
Baxter International, Inc.	117,242	9,602,120
Becton Dickinson and Co.	44,450	11,201,845
Cantel Medical Corp.	2,900	233,856
Cooper Cos., Inc. (The)	7,614	2,565,080
Danaher Corp.	166,709	23,826,050
Dentsply Sirona, Inc.	40,387	2,356,985
Hill-Rom Holdings, Inc.	5,865	613,596
Hologic, Inc.*	9,450	453,789
ICU Medical, Inc.*	2,450	617,180
Integra LifeSciences Holdings Corp.*	12,800	714,880
Koninklijke Philips NV (NYRS)	205,308	8,947,323
Medtronic plc	453,016	44,119,228
STERIS plc	14,300	2,128,984
West Pharmaceutical Services, Inc.	3,250	406,738
Zimmer Biomet Holdings, Inc.	139,415	16,414,722

		147,646,791

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc. (x)*	15,700	548,715
Anthem, Inc.	38,989	11,003,086
Cardinal Health, Inc.	54,042	2,545,378
Centene Corp.*	12,120	635,573
Cigna Corp.	91,479	14,412,516
Covetrus, Inc.*	17,550	429,273
CVS Health Corp.	235,577	12,836,591
DaVita, Inc.*	23,000	1,293,980
Encompass Health Corp.	8,750	554,400
HCA Healthcare, Inc.	39,358	5,320,021
Henry Schein, Inc.*	23,500	1,642,650
Humana, Inc.	24,094	6,392,138
Laboratory Corp. of America Holdings*	73,774	12,755,525
McKesson Corp.	54,065	7,265,795
MEDNAX, Inc.*	15,206	383,647
Molina Healthcare, Inc.*	2,500	357,850
Premier, Inc., Class A*	9,350	365,678
Quest Diagnostics, Inc.	24,349	2,478,972
UnitedHealth Group, Inc.	25,571	6,239,580
Universal Health Services, Inc., Class B	14,638	1,908,649
WellCare Health Plans, Inc.*	850	242,310

		89,612,327

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	52,020	3,884,333
Bio-Rad Laboratories, Inc., Class A*	3,883	1,213,787

See Notes to Financial Statements.

1129

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
IQVIA Holdings, Inc.*	26,533	$4,269,160
PerkinElmer, Inc.	15,604	1,503,289
QIAGEN NV*	40,053	1,624,149
Thermo Fisher Scientific, Inc.	48,866	14,350,967

		26,845,685

Pharmaceuticals (4.9%)
Allergan plc	59,537	9,968,280
Bristol-Myers Squibb Co.	175,150	7,943,052
Catalent, Inc.*	26,250	1,423,012
Elanco Animal Health, Inc.*	66,405	2,244,489
Eli Lilly & Co.	20,731	2,296,787
Horizon Therapeutics plc*	29,400	707,364
Jazz Pharmaceuticals plc*	1,150	163,944
Johnson & Johnson#	522,845	72,821,852
Merck & Co., Inc.	110,902	9,299,133
Mylan NV*	167,659	3,192,227
Nektar Therapeutics*	25,700	914,406
Novartis AG (Registered)	11,933	1,090,375
Novartis AG (ADR)	116,061	10,597,530
Novo Nordisk A/S (ADR)	46,571	2,376,984
Perrigo Co. plc	22,850	1,088,117
Pfizer, Inc.#	1,915,631	82,985,135
Roche Holding AG	6,773	1,905,557
Roche Holding AG (ADR)	61,307	2,151,876
Teva Pharmaceutical Industries Ltd. (ADR)*	128,343	1,184,606

		214,354,726

Total Health Care		530,644,005

Industrials (8.4%)
Aerospace & Defense (1.6%)
Arconic, Inc.	72,211	1,864,488
Boeing Co. (The)	10,079	3,668,857
BWX Technologies, Inc.	4,400	229,240
Curtiss-Wright Corp.	7,700	978,901
General Dynamics Corp.	43,158	7,846,987
Hexcel Corp.	1,000	80,880
Huntington Ingalls Industries, Inc.	1,550	348,347
L3 Technologies, Inc.	14,668	3,596,153
Lockheed Martin Corp.	13,444	4,887,432
Northrop Grumman Corp.	27,430	8,862,907
Raytheon Co.	41,844	7,275,835
Spirit AeroSystems Holdings, Inc., Class A	1,850	150,535
Teledyne Technologies, Inc.*	6,500	1,780,155
Textron, Inc.	42,207	2,238,659
TransDigm Group, Inc.*	1,700	822,460
United Technologies Corp.	186,655	24,302,481

		68,934,317

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	5,750	485,013
Expeditors International of Washington, Inc.	8,950	678,947
FedEx Corp.	43,750	7,183,313
United Parcel Service, Inc., Class B	14,893	1,537,999
XPO Logistics, Inc.*	6,950	401,780

		10,287,052

Airlines (0.4%)
Alaska Air Group, Inc.	28,698	1,834,089
American Airlines Group, Inc.	64,950	2,118,019
Copa Holdings SA, Class A	5,650	551,271
Delta Air Lines, Inc.	84,450	4,792,537
JetBlue Airways Corp.*	221,285	4,091,560
Southwest Airlines Co.	35,800	1,817,924
United Continental Holdings, Inc.*	34,050	2,981,078

		18,186,478

Building Products (0.6%)
Allegion plc	4,200	464,310
AO Smith Corp.	20,950	988,002
Armstrong World Industries, Inc.	17,844	1,734,437
Fortune Brands Home & Security, Inc.	17,200	982,636
Johnson Controls International plc	328,027	13,550,795
Lennox International, Inc.	600	165,000
Masco Corp.	155,130	6,087,301
Owens Corning	19,437	1,131,234
Resideo Technologies, Inc.*	22,233	487,347

		25,591,062

Commercial Services & Supplies (0.1%)
ADT, Inc. (x)	20,413	124,928
Clean Harbors, Inc.*	9,300	661,230
KAR Auction Services, Inc.	1,600	40,000
Republic Services, Inc.	36,165	3,133,336
Stericycle, Inc.*	16,150	771,162
Waste Management, Inc.	16,811	1,939,485

		6,670,141

Construction & Engineering (0.2%)
AECOM*	28,214	1,067,900
Fluor Corp.	25,305	852,525
Jacobs Engineering Group, Inc.	23,885	2,015,655
Quanta Services, Inc.	91,320	3,487,511
Valmont Industries, Inc.	3,900	494,559

		7,918,150

Electrical Equipment (0.8%)
ABB Ltd. (ADR)	331,708	6,644,111
Acuity Brands, Inc.	5,300	730,923
AMETEK, Inc.	8,450	767,598
Eaton Corp. plc	138,069	11,498,386
Emerson Electric Co.	101,435	6,767,743
GrafTech International Ltd.	11,050	127,075
Hubbell, Inc.	37,077	4,834,841
nVent Electric plc	28,293	701,384
Regal Beloit Corp.	7,693	628,595
Sensata Technologies Holding plc*	16,650	815,850

		33,516,506

Industrial Conglomerates (1.3%)
3M Co.	47,086	8,161,887
Carlisle Cos., Inc.	1,378	193,485
General Electric Co.#	1,618,532	16,994,586
Honeywell International, Inc.	121,792	21,263,665
Roper Technologies, Inc.	15,700	5,750,282
Siemens AG (ADR)	62,010	3,699,517

		56,063,422

See Notes to Financial Statements.

1130

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (1.8%)
AGCO Corp.	27,856	$2,160,790
Allison Transmission Holdings, Inc.	66,874	3,099,610
Caterpillar, Inc.	92,811	12,649,211
Colfax Corp. (x)*	16,800	470,904
Crane Co.	9,074	757,135
Cummins, Inc.	27,900	4,780,386
Deere & Co.	51,400	8,517,494
Dover Corp.	54,886	5,499,577
Flowserve Corp.	18,600	980,034
Fortive Corp.	41,534	3,385,852
Gardner Denver Holdings, Inc.*	23,600	816,560
Gates Industrial Corp. plc*	8,292	94,612
IDEX Corp.	6,855	1,180,020
Illinois Tool Works, Inc.	45,879	6,919,012
Ingersoll-Rand plc	40,151	5,085,927
ITT, Inc.	15,900	1,041,132
Lincoln Electric Holdings, Inc.	600	49,392
Nordson Corp.	950	134,244
Oshkosh Corp.	12,599	1,051,890
PACCAR, Inc.	61,476	4,405,370
Parker-Hannifin Corp.	23,238	3,950,692
Pentair plc	30,993	1,152,940
Snap-on, Inc.	9,950	1,648,118
Stanley Black & Decker, Inc.	60,964	8,816,004
Timken Co. (The)	12,139	623,216
Trinity Industries, Inc.	19,248	399,396
WABCO Holdings, Inc.*	1,500	198,900
Wabtec Corp.#(x)	20,779	1,491,101
Woodward, Inc.	1,800	203,688

		81,563,207

Marine (0.0%)
Kirby Corp. (x)*	10,750	849,250

Professional Services (0.2%)
Equifax, Inc.	32,191	4,353,511
IHS Markit Ltd.*	26,600	1,694,952
ManpowerGroup, Inc.	10,808	1,044,053
Nielsen Holdings plc	56,349	1,273,487

		8,366,003

Road & Rail (1.0%)
AMERCO	1,603	606,816
Canadian National Railway Co.	26,218	2,424,641
CSX Corp.	108,974	8,431,318
Genesee & Wyoming, Inc., Class A*	8,339	833,900
JB Hunt Transport Services, Inc.	10,900	996,369
Kansas City Southern	18,200	2,217,124
Knight-Swift Transportation Holdings, Inc.	22,650	743,826
Landstar System, Inc.	700	75,593
Lyft, Inc., Class A*	5,250	344,978
Norfolk Southern Corp.	61,756	12,309,823
Old Dominion Freight Line, Inc.	6,850	1,022,431
Ryder System, Inc.	9,408	548,486
Schneider National, Inc., Class B	10,000	182,400
Uber Technologies, Inc.*	29,150	1,351,977
Union Pacific Corp.	65,727	11,115,093

		43,204,775

Trading Companies & Distributors (0.2%)
Air Lease Corp.	17,449	721,342
Fastenal Co.	9,800	319,382
HD Supply Holdings, Inc.*	52,306	2,106,886
MSC Industrial Direct Co., Inc., Class A	7,900	586,654
United Rentals, Inc.*	4,150	550,415
Univar, Inc.*	28,550	629,242
Watsco, Inc.	5,800	948,474
WESCO International, Inc.*	8,064	408,441
WW Grainger, Inc.	7,692	2,063,225

		8,334,061

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	13,250	537,155

Total Industrials		370,021,579

Information Technology (7.3%)
Communications Equipment (0.7%)
Ciena Corp.*	28,050	1,153,697
Cisco Systems, Inc.	271,691	14,869,648
CommScope Holding Co., Inc.*	34,550	543,471
EchoStar Corp., Class A*	8,583	380,398
F5 Networks, Inc.*	800	116,504
Juniper Networks, Inc.	251,787	6,705,088
Motorola Solutions, Inc.	7,800	1,300,494
Nokia OYJ (ADR)	769,475	3,855,070
ViaSat, Inc.*	10,050	812,241

		29,736,611

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.*	15,308	1,091,001
Avnet, Inc.	71,377	3,231,237
Coherent, Inc.*	4,350	593,209
Corning, Inc.	95,766	3,182,304
Dolby Laboratories, Inc., Class A	9,836	635,406
FLIR Systems, Inc.	22,385	1,211,028
IPG Photonics Corp.*	6,000	925,500
Jabil, Inc.	21,124	667,518
Littelfuse, Inc.	4,350	769,559
National Instruments Corp.	22,250	934,278
SYNNEX Corp.	7,500	738,000
Trimble, Inc.*	37,750	1,702,903

		15,681,943

IT Services (1.8%)
Accenture plc, Class A	67,098	12,397,697
Akamai Technologies, Inc.*	2,500	200,350
Alliance Data Systems Corp.	7,200	1,008,936
Amdocs Ltd.	40,501	2,514,707
Booz Allen Hamilton Holding Corp.	23,910	1,583,081
CACI International, Inc., Class A*	4,450	910,426
Cognizant Technology Solutions Corp., Class A	124,732	7,906,762
CoreLogic, Inc.*	13,725	574,117
DXC Technology Co.	75,019	4,137,298
Fidelity National Information Services, Inc.	72,878	8,940,673
Fiserv, Inc.*	62,783	5,723,298

See Notes to Financial Statements.

1131

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
International Business Machines Corp.	63,600	$8,770,440
Jack Henry & Associates, Inc.	1,650	220,968
Leidos Holdings, Inc.	24,684	1,971,017
Mastercard, Inc., Class A	30,730	8,129,007
PayPal Holdings, Inc.*	34,335	3,929,984
Sabre Corp.	41,050	911,310
VeriSign, Inc.*	5,950	1,244,502
Visa, Inc., Class A	27,963	4,852,979
Western Union Co. (The)	60,900	1,211,301
Worldpay, Inc.*	17,900	2,193,645

		79,332,498

Semiconductors & Semiconductor Equipment (2.5%)
Analog Devices, Inc.	88,597	9,999,943
Applied Materials, Inc.	79,750	3,581,573
Broadcom, Inc.	5,784	1,664,982
Cree, Inc.*	17,600	988,768
Cypress Semiconductor Corp.	66,031	1,468,529
First Solar, Inc.*	14,894	978,238
Intel Corp.	936,532	44,831,787
KLA-Tencor Corp.	7,770	918,414
Lam Research Corp.	13,294	2,497,145
Marvell Technology Group Ltd.	118,800	2,835,756
Maxim Integrated Products, Inc.	30,650	1,833,483
Microchip Technology, Inc.	30,300	2,627,010
Micron Technology, Inc.*	273,806	10,566,173
MKS Instruments, Inc.	9,750	759,428
ON Semiconductor Corp.*	73,850	1,492,509
Qorvo, Inc.*	22,200	1,478,742
QUALCOMM, Inc.	83,001	6,313,886
Skyworks Solutions, Inc.	29,700	2,294,919
Texas Instruments, Inc.	114,419	13,130,724

		110,262,009

Software (1.1%)
2U, Inc.*	6,350	239,014
Autodesk, Inc.*	9,119	1,485,485
Ceridian HCM Holding, Inc.*	2,100	105,420
Citrix Systems, Inc.	2,500	245,350
Intuit, Inc.	6,793	1,775,215
LogMeIn, Inc.	8,900	655,752
Microsoft Corp.	152,371	20,411,619
Nuance Communications, Inc.*	52,585	839,782
Oracle Corp.	328,580	18,719,203
SolarWinds Corp.*	5,778	105,969
SS&C Technologies Holdings, Inc.	3,850	221,798
Symantec Corp.	108,500	2,360,960

		47,165,567

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	107,700	21,315,984
Dell Technologies, Inc., Class C*	7,583	385,217
Hewlett Packard Enterprise Co.	248,693	3,717,960
HP, Inc.	265,043	5,510,244
NCR Corp.*	58,864	1,830,670
Western Digital Corp.	93,680	4,454,484
Xerox Corp.	67,365	2,385,395

		39,599,954

Total Information Technology		321,778,582

Materials (3.3%)
Chemicals (2.5%)
Air Products & Chemicals, Inc.	34,257	7,754,757
Akzo Nobel NV (ADR)	99,284	3,106,596
Albemarle Corp.	19,072	1,342,860
Ashland Global Holdings, Inc.	11,263	900,702
Axalta Coating Systems Ltd.*	25,850	769,554
Cabot Corp.	10,439	498,045
Celanese Corp.	22,900	2,468,620
CF Industries Holdings, Inc.	36,000	1,681,560
Chemours Co. (The)	29,550	709,200
Corteva, Inc.*	285,808	8,451,343
Dow, Inc.	181,575	8,953,463
DuPont de Nemours, Inc.	207,137	15,549,775
Eastman Chemical Co.	25,050	1,949,641
Element Solutions, Inc.*	25,250	261,085
FMC Corp.	23,800	1,974,210
Huntsman Corp.	40,413	826,042
International Flavors & Fragrances, Inc. (x)	19,350	2,807,491
Linde plc	98,507	19,780,206
LyondellBasell Industries NV, Class A	93,454	8,049,193
Mosaic Co. (The)	63,737	1,595,337
NewMarket Corp.	100	40,094
Olin Corp.	29,800	652,918
PPG Industries, Inc.	99,512	11,614,046
RPM International, Inc.	19,450	1,188,589
Sherwin-Williams Co. (The)	9,166	4,200,686
Valvoline, Inc.	34,095	665,875
Westlake Chemical Corp.	18,858	1,309,877

		109,101,765

Construction Materials (0.0%)
Eagle Materials, Inc.	1,400	129,780
Martin Marietta Materials, Inc.	7,850	1,806,363
Vulcan Materials Co.	1,954	268,304

		2,204,447

Containers & Packaging (0.3%)
AptarGroup, Inc.	6,842	850,735
Ardagh Group SA	3,300	57,750
Avery Dennison Corp.	1,000	115,680
Berry Global Group, Inc.*	14,700	773,073
Crown Holdings, Inc.*	9,950	607,945
Graphic Packaging Holding Co.	53,250	744,435
International Paper Co.	71,963	3,117,437
Owens-Illinois, Inc.	28,000	483,560
Packaging Corp. of America	16,950	1,615,674
Sealed Air Corp.	26,050	1,114,419
Silgan Holdings, Inc.	14,050	429,930
Sonoco Products Co.	17,967	1,173,964
Westrock Co.	46,092	1,680,975

		12,765,577

Metals & Mining (0.5%)
Alcoa Corp.*	105,853	2,478,019
Freeport-McMoRan, Inc.	601,597	6,984,541
Newmont Goldcorp Corp.	148,239	5,702,755
Nucor Corp.	55,249	3,044,220
Reliance Steel & Aluminum Co.	11,809	1,117,368
Royal Gold, Inc.	8,078	827,914

See Notes to Financial Statements.

1132

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Copper Corp.	4,100	$159,285
Steel Dynamics, Inc.	38,466	1,161,673
United States Steel Corp. (x)	31,117	476,401

		21,952,176

Paper & Forest Products (0.0%)
Domtar Corp.	11,344	505,148

Total Materials		146,529,113

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
Alexandria Real Estate Equities, Inc. (REIT)	20,256	2,857,919
American Campus Communities, Inc. (REIT)	81,362	3,755,670
American Homes 4 Rent (REIT), Class A	26,558	645,625
Americold Realty Trust (REIT)	20,801	674,368
Apartment Investment & Management Co. (REIT), Class A	73,492	3,683,419
Apple Hospitality REIT, Inc. (REIT)	38,000	602,680
AvalonBay Communities, Inc. (REIT)	25,248	5,129,889
Boston Properties, Inc. (REIT)	28,025	3,615,225
Brandywine Realty Trust (REIT)	31,544	451,710
Brixmor Property Group, Inc. (REIT)	53,721	960,531
Camden Property Trust (REIT)	16,917	1,765,966
Colony Capital, Inc. (REIT)	81,740	408,700
Columbia Property Trust, Inc. (REIT)	21,050	436,577
CoreSite Realty Corp. (REIT)	1,450	166,997
Corporate Office Properties Trust (REIT)	20,247	533,913
Cousins Properties, Inc. (REIT)	26,350	953,080
CubeSmart (REIT)	51,309	1,715,773
CyrusOne, Inc. (REIT)	20,250	1,168,830
Digital Realty Trust, Inc. (REIT)	37,660	4,435,971
Douglas Emmett, Inc. (REIT)	29,144	1,161,097
Duke Realty Corp. (REIT)	65,089	2,057,463
Empire State Realty Trust, Inc. (REIT), Class A	26,500	392,465
EPR Properties (REIT)	13,550	1,010,694
Equity Commonwealth (REIT)	21,746	707,180
Equity Residential (REIT)	66,289	5,032,661
Essex Property Trust, Inc. (REIT)	11,859	3,461,998
Extra Space Storage, Inc. (REIT)	4,250	450,925
Federal Realty Investment Trust (REIT)	13,500	1,738,260
Gaming and Leisure Properties, Inc. (REIT)	36,600	1,426,668
HCP, Inc. (REIT)	137,474	4,396,419
Healthcare Trust of America, Inc. (REIT), Class A	36,847	1,010,713
Highwoods Properties, Inc. (REIT)	18,450	761,985
Hospitality Properties Trust (REIT)	29,483	737,075
Host Hotels & Resorts, Inc. (REIT)	133,038	2,423,952
Hudson Pacific Properties, Inc. (REIT)	27,500	914,925
Invitation Homes, Inc. (REIT)	76,498	2,044,792
Iron Mountain, Inc. (REIT)	45,800	1,433,540
JBG SMITH Properties (REIT)	22,123	870,319
Kilroy Realty Corp. (REIT)	17,938	1,324,004
Kimco Realty Corp. (REIT)	73,072	1,350,371
Liberty Property Trust (REIT)	26,747	1,338,420
Life Storage, Inc. (REIT)	8,400	798,672
Macerich Co. (The) (REIT)	25,559	855,971
Medical Properties Trust, Inc. (REIT)	200,752	3,501,115
Mid-America Apartment Communities, Inc. (REIT)	56,069	6,602,685
National Retail Properties, Inc. (REIT)	29,312	1,553,829
Omega Healthcare Investors, Inc. (REIT)	38,650	1,420,387
Outfront Media, Inc. (REIT)	21,560	556,032
Paramount Group, Inc. (REIT)	36,424	510,300
Park Hotels & Resorts, Inc. (REIT)	113,303	3,122,631
Prologis, Inc. (REIT)	113,890	9,122,589
Public Storage (REIT)	14,129	3,365,104
Rayonier, Inc. (REIT)	23,400	709,020
Realty Income Corp. (REIT)	57,088	3,937,359
Regency Centers Corp. (REIT)	30,092	2,008,340
Retail Properties of America, Inc. (REIT), Class A	38,547	453,313
Simon Property Group, Inc. (REIT)	6,350	1,014,476
SITE Centers Corp. (REIT)	25,284	334,760
SL Green Realty Corp. (REIT)	15,215	1,222,830
Spirit Realty Capital, Inc. (REIT) (x)	15,706	670,018
STORE Capital Corp. (REIT)	37,500	1,244,625
Sun Communities, Inc. (REIT)	22,049	2,826,461
Taubman Centers, Inc. (REIT)	10,550	430,757
UDR, Inc. (REIT)	47,878	2,149,243
Ventas, Inc. (REIT)	64,898	4,435,778
VEREIT, Inc. (REIT)	176,450	1,589,814
VICI Properties, Inc. (REIT)	74,566	1,643,435
Vornado Realty Trust (REIT)	31,296	2,006,074
Weingarten Realty Investors (REIT)	21,866	599,566
Welltower, Inc. (REIT)	73,462	5,989,357
Weyerhaeuser Co. (REIT)	134,970	3,555,110
WP Carey, Inc. (REIT)	30,645	2,487,761

		140,726,181

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	38,250	1,962,225
Howard Hughes Corp. (The)*	4,999	619,076
Jones Lang LaSalle, Inc.	8,546	1,202,337

		3,783,638

Total Real Estate		144,509,819

See Notes to Financial Statements.

1133

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (5.1%)
Electric Utilities (3.3%)
Alliant Energy Corp.	42,990	$2,109,949
American Electric Power Co., Inc.	167,523	14,743,699
Avangrid, Inc.	10,162	513,181
Duke Energy Corp.	230,627	20,350,526
Edison International	57,768	3,894,141
Entergy Corp.	34,414	3,542,233
Evergy, Inc.	44,146	2,655,382
Eversource Energy	57,597	4,363,549
Exelon Corp.	360,193	17,267,652
FirstEnergy Corp.	458,197	19,615,414
Hawaiian Electric Industries, Inc.	19,564	852,012
IDACORP, Inc.	9,100	913,913
NextEra Energy, Inc.	100,068	20,499,930
OGE Energy Corp.	36,160	1,538,970
PG&E Corp.*	96,048	2,201,420
Pinnacle West Capital Corp.	20,325	1,912,379
PPL Corp.	131,059	4,064,140
Southern Co. (The)	320,509	17,717,738
Xcel Energy, Inc.	129,949	7,730,666

		146,486,894

Gas Utilities (0.1%)
Atmos Energy Corp.	20,966	2,213,171
National Fuel Gas Co.	14,795	780,436
UGI Corp.	31,435	1,678,944

		4,672,551

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	734,779	12,314,896
NRG Energy, Inc.	48,257	1,694,786
Vistra Energy Corp.	75,350	1,705,924

		15,715,606

Multi-Utilities (1.2%)
Ameren Corp.	44,375	3,333,006
CenterPoint Energy, Inc.	90,998	2,605,273
CMS Energy Corp.	51,286	2,969,972
Consolidated Edison, Inc.	59,420	5,209,946
Dominion Energy, Inc.	145,420	11,243,874
DTE Energy Co.	33,139	4,237,815
MDU Resources Group, Inc.	35,594	918,325
NiSource, Inc.	132,350	3,811,680
Public Service Enterprise Group, Inc.	91,479	5,380,795
Sempra Energy	49,779	6,841,626
WEC Energy Group, Inc.	57,187	4,767,680

		51,319,992

Water Utilities (0.1%)
American Water Works Co., Inc.	32,739	3,797,724
Aqua America, Inc.	39,068	1,616,243

		5,413,967

Total Utilities		223,609,010

Total Common Stocks (84.9%) (Cost $2,713,289,674)		3,755,849,792

EXCHANGE TRADED FUNDS (ETF):
Equity (4.5%)
iShares Core S&P 500 ETF	1,994	587,732
iShares Morningstar Large-Cap ETF	11,929	1,969,993
iShares Morningstar Large-Cap Growth ETF	18,360	3,522,366
iShares Morningstar Large-Cap Value ETF‡	366,005	39,501,199
iShares Russell 1000 ETF (x)	4,431	721,323
iShares Russell 1000 Growth ETF (x)	20,270	3,189,282
iShares Russell 1000 Value ETF (x)	517,488	65,834,823
iShares S&P 500 Growth ETF (x)	18,150	3,253,206
iShares S&P 500 Value ETF (x)	336,791	39,259,727
Vanguard Growth ETF (x)	19,390	3,168,132
Vanguard Large-Cap ETF (x)	3,164	426,254
Vanguard Value ETF (x)	338,401	37,535,439

Total Exchange Traded Funds (4.5%) (Cost $162,428,690)		198,969,476

SHORT-TERM INVESTMENTS:
Investment Company (3.5%)
JPMorgan Prime Money Market Fund, IM Shares	156,676,589	156,739,259

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $300,065, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $306,000. (xx)	$300,000	300,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $40,161, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $40,956. (xx)	40,152	40,152
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $2,000,937, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $2,040,000. (xx)	2,000,000	2,000,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $714,862, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $729,159. (xx)	$714,713	$714,713
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $4,001,991, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $4,377,248. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		7,054,865

Total Short-Term Investments (3.7%) (Cost $163,755,187)		163,794,124

Total Investments in Securities (93.1%) (Cost $3,039,473,551)		4,118,613,392
Other Assets Less Liabilities (6.9%)		304,325,499

Net Assets (100%)		$4,422,938,891

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $35,384,626.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $23,575,238. This was collateralized by $17,210,329 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $7,054,865 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA Equitable Holdings, Inc.	53,250	628,614	339,625	(16,953)	(399)	162,038	1,112,925	10,464	—
iShares Morningstar Large-Cap Value ETF	366,005	29,699,021	7,512,765	(1,454,989)	615	3,743,787	39,501,199	500,454	—

Total		30,327,635	7,852,390	(1,471,942)	216	3,905,825	40,614,124	510,918	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,265	9/2019	USD	333,430,650	4,442,957
S&P Midcap 400 E-Mini Index	514	9/2019	USD	100,230,000	1,414,459

					5,857,416

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$300,586,291	$—	$—	$300,586,291
Consumer Discretionary	222,575,566	—	—	222,575,566
Consumer Staples	298,448,796	17,877,674	—	316,326,470
Energy	306,000,578	—	—	306,000,578
Financials	873,268,779	—	—	873,268,779
Health Care	527,648,073	2,995,932	—	530,644,005
Industrials	370,021,579	—	—	370,021,579
Information Technology	321,778,582	—	—	321,778,582
Materials	146,529,113	—	—	146,529,113
Real Estate	144,509,819	—	—	144,509,819
Utilities	223,609,010	—	—	223,609,010
Exchange Traded Funds	198,969,476	—	—	198,969,476
Futures	5,857,416	—	—	5,857,416
Short-Term Investments
Investment Company	156,739,259	—	—	156,739,259
Repurchase Agreements	—	7,054,865	—	7,054,865

Total Assets	$4,096,542,337	$27,928,471	$—	$4,124,470,808

Total Liabilities	$—	$—	$—	$—

Total	$4,096,542,337	$27,928,471	$—	$4,124,470,808

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$5,857,416	*

Total		$5,857,416

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$33,756,126	$33,756,126

Total	$33,756,126	$33,756,126

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$8,737,188	$8,737,188

Total	$8,737,188	$8,737,188

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $350,190,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$593,644,127
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$793,813,680

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,158,116,890
Aggregate gross unrealized depreciation	(207,543,797)

Net unrealized appreciation	$950,573,093

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,173,897,715

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $33,936,447)	$40,614,124
Unaffiliated Issuers (Cost $2,998,482,239)	4,070,944,403
Repurchase Agreements (Cost $7,054,865)	7,054,865
Cash	258,340,761
Receivable for securities sold	387,060,815
Dividends, interest and other receivables	4,889,057
Due from broker for futures variation margin	2,239,991
Due from Custodian	276,340
Receivable for Portfolio shares sold	78,249
Securities lending income receivable	27,286
Other assets	47,447

Total assets	4,771,573,338

LIABILITIES
Payable for securities purchased	336,675,937
Payable for return of collateral on securities loaned	7,054,865
Payable for Portfolio shares redeemed	1,705,191
Investment management fees payable	1,629,562
Distribution fees payable – Class IB	567,890
Administrative fees payable	436,006
Distribution fees payable – Class IA	204,074
Trustees’ fees payable	37,885
Accrued expenses	323,037

Total liabilities	348,634,447

NET ASSETS	$4,422,938,891

Net assets were comprised of:
Paid in capital	$3,290,359,183
Total distributable earnings (loss)	1,132,579,708

Net assets	$4,422,938,891

Class IA
Net asset value, offering and redemption price per share, $1,012,014,508 / 55,565,359 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.21

Class IB
Net asset value, offering and redemption price per share, $2,810,759,163 / 154,724,236 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.17

Class K
Net asset value, offering and redemption price per share, $600,165,220 / 32,918,424 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.23

(x)	Includes value of securities on loan of $23,575,238.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($510,918 of dividend income received from affiliates) (net of $89,518 foreign withholding tax)	$54,067,017
Interest	3,621,083
Securities lending (net)	746,507

Total income	58,434,607

EXPENSES
Investment management fees	9,784,880
Distribution fees—Class IB	3,433,548
Administrative fees	2,666,544
Distribution fees—Class IA	1,223,258
Printing and mailing expenses	154,865
Custodian fees	120,991
Professional fees	77,298
Trustees’ fees	66,750
Miscellaneous	58,304

Total expenses	17,586,438

NET INVESTMENT INCOME (LOSS)	40,848,169

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($216 of realized gain (loss) from affiliates)	203,342,006
Futures contracts	33,756,126
Foreign currency transactions	(4,961)

Net realized gain (loss)	237,093,171

Change in unrealized appreciation (depreciation) on:
Investments in securities ($3,905,825 of change in unrealized appreciation (depreciation) from affiliates)	321,314,816
Futures contracts	8,737,188
Foreign currency translations	1,501

Net change in unrealized appreciation (depreciation)	330,053,505

NET REALIZED AND UNREALIZED GAIN (LOSS)	567,146,676

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$607,994,845

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$40,848,169	$79,339,079
Net realized gain (loss)	237,093,171	224,541,559
Net change in unrealized appreciation (depreciation)	330,053,505	(747,845,199)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	607,994,845	(443,964,561)

Distributions to shareholders:
Class IA	—	(74,566,785)
Class IB	—	(212,199,607)
Class K	—	(46,723,916)

Total distributions to shareholders	—	(333,490,308)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 330,305 and 339,867 shares, respectively ]	5,749,464	6,286,700
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,449,500 shares, respectively ]	—	74,566,785
Capital shares repurchased [ (2,487,334) and (5,360,451) shares, respectively ]	(43,366,890)	(101,539,868)

Total Class IA transactions	(37,617,426)	(20,686,383)

Class IB
Capital shares sold [ 776,514 and 1,042,550 shares, respectively ]	13,468,032	19,628,119
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,694,805 shares, respectively ]	—	212,199,607
Capital shares repurchased [ (9,633,008) and (21,180,641) shares, respectively ]	(167,833,985)	(398,620,487)

Total Class IB transactions	(154,365,953)	(166,792,761)

Class K
Capital shares sold [ 994,932 and 930,369 shares, respectively ]	15,622,962	16,880,530
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,788,985 shares, respectively ]	—	46,723,916
Capital shares repurchased [ (3,036,737) and (4,560,508) shares, respectively ]	(52,101,841)	(86,506,417)

Total Class K transactions	(36,478,879)	(22,901,971)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(228,462,258)	(210,381,115)

TOTAL INCREASE (DECREASE) IN NET ASSETS	379,532,587	(987,835,984)
NET ASSETS:
Beginning of period	4,043,406,304	5,031,242,288

End of period	$4,422,938,891	$4,043,406,304

See Notes to Financial Statements.

1139

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IA		2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.80	$19.01	$16.94	$14.93	$15.83	$14.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.31	0.26	0.24	0.24	0.20
Net realized and unrealized gain (loss)	2.25	(2.13)	2.09	2.04	(0.88)	1.55

Total from investment operations	2.41	(1.82)	2.35	2.28	(0.64)	1.75

Less distributions:
Dividends from net investment income	—	(0.48)	(0.28)	(0.26)	(0.26)	(0.21)
Distributions from net realized gains	—	(0.91)	—	—	—	—
Return of capital	—	—	—	(0.01)	—	—

Total dividends and distributions	—	(1.39)	(0.28)	(0.27)	(0.26)	(0.21)

Net asset value, end of period	$18.21	$15.80	$19.01	$16.94	$14.93	$15.83

Total return (b)	15.25%	(9.96)%	13.90%	15.28%	(4.03)%	12.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,012,015	$912,284	$1,107,955	$1,068,915	$1,027,281	$1,154,355
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.84%	0.85%	0.85%	0.84%	0.86%
Before waivers (a)(f)	0.85%	0.84%	0.85%	0.86%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.86%	1.64%	1.44%	1.57%	1.51%	1.33%
Before waivers (a)(f)	1.86%	1.64%	1.44%	1.57%	1.50%	1.33%
Portfolio turnover rate (z)^	15%	19%	18%	21%	25%	21%

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.76	$18.96	$16.90	$14.89	$15.79	$14.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.31	0.26	0.24	0.23	0.20
Net realized and unrealized gain (loss)	2.25	(2.12)	2.08	2.04	(0.87)	1.54

Total from investment operations	2.41	(1.81)	2.34	2.28	(0.64)	1.74

Less distributions:
Dividends from net investment income	—	(0.48)	(0.28)	(0.26)	(0.26)	(0.21)
Distributions from net realized gains	—	(0.91)	—	—	—	—
Return of capital	—	—	—	(0.01)	—	—

Total dividends and distributions	—	(1.39)	(0.28)	(0.27)	(0.26)	(0.21)

Net asset value, end of period	$18.17	$15.76	$18.96	$16.90	$14.89	$15.79

Total return (b)	15.29%	(9.94)%	13.87%	15.32%	(4.05)%	12.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,810,759	$2,578,700	$3,242,869	$3,210,026	$3,164,043	$3,743,107
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.84%	0.85%	0.85%	0.84%	0.86%
Before waivers (a)(f)	0.85%	0.84%	0.85%	0.86%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.86%	1.64%	1.44%	1.57%	1.50%	1.33%
Before waivers (a)(f)	1.86%	1.63%	1.44%	1.57%	1.50%	1.33%
Portfolio turnover rate (z)^	15%	19%	18%	21%	25%	21%

See Notes to Financial Statements.

1140

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class K		2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.80	$19.01	$16.94	$14.93	$15.82	$14.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.36	0.30	0.28	0.27	0.23
Net realized and unrealized gain (loss)	2.25	(2.13)	2.10	2.04	(0.87)	1.55

Total from investment operations	2.43	(1.77)	2.40	2.32	(0.60)	1.78

Less distributions:
Dividends from net investment income	—	(0.53)	(0.33)	(0.30)	(0.29)	(0.25)
Distributions from net realized gains	—	(0.91)	—	—	—	—
Return of capital	—	—	—	(0.01)	—	—

Total dividends and distributions	—	(1.44)	(0.33)	(0.31)	(0.29)	(0.25)

Net asset value, end of period	$18.23	$15.80	$19.01	$16.94	$14.93	$15.82

Total return (b)	15.38%	(9.72)%	14.16%	15.58%	(3.72)%	12.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$600,165	$552,422	$680,418	$824,484	$846,398	$1,087,638
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%	0.59%	0.60%	0.60%	0.59%	0.61%
Before waivers (a)(f)	0.60%	0.59%	0.60%	0.61%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.10%	1.89%	1.68%	1.82%	1.74%	1.55%
Before waivers (a)(f)	2.10%	1.89%	1.68%	1.81%	1.74%	1.55%
Portfolio turnover rate (z)^	15%	19%	18%	21%	25%	21%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1141

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$108,632,729	27.9%
Information Technology	66,113,588	17.0
Communication Services	52,395,791	13.5
Energy	36,734,489	9.4
Consumer Staples	28,267,183	7.3
Materials	24,738,605	6.3
Industrials	22,624,523	5.8
Consumer Discretionary	19,648,150	5.0
Investment Company	10,476,843	2.7
Utilities	4,022,989	1.0
Health Care	2,601,381	0.7
Repurchase Agreements	258,118	0.1
Cash and Other	12,923,959	3.3

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,100.00	$7.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.97	6.89

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.38%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (2.2%)
YPF SA (ADR)	470,694	$8,571,338

		8,571,338

Brazil (9.3%)
Ambev SA (ADR)*	1,102,123	5,146,915
Banco do Brasil SA*	1,016,600	14,237,880
BB Seguridade Participacoes SA	882,200	7,478,121
CCR SA	1,761,610	6,289,580
Cielo SA	1,716,900	3,009,085

		36,161,581

China (20.3%)
AAC Technologies Holdings, Inc. (x)	616,341	3,499,203
Anhui Conch Cement Co. Ltd., Class H	1,041,874	6,528,634
Baidu, Inc. (ADR)*	30,591	3,590,160
China Construction Bank Corp., Class H	21,413,264	18,448,131
China Merchants Bank Co. Ltd., Class H	712,500	3,552,604
China Mobile Ltd. (ADR)	147,903	6,698,527
China Shenhua Energy Co. Ltd., Class H	1,591,554	3,333,183
CNOOC Ltd.	2,790,321	4,772,161
ENN Energy Holdings Ltd.	413,505	4,022,989
Hengan International Group Co. Ltd.	602,973	4,434,476
NetEase, Inc. (ADR)	48,629	12,437,839
Weichai Power Co. Ltd., Class H	4,668,906	7,889,391

		79,207,298

Egypt (1.1%)
Commercial International Bank Egypt SAE (Registered) (GDR) (m)	986,934	4,194,470

Hong Kong (1.2%)
ASM Pacific Technology Ltd.	448,212	4,590,161

Hungary (1.6%)
OTP Bank Nyrt.	153,081	6,088,567

India (2.5%)
Axis Bank Ltd. (GDR) (m)*	91,743	5,339,443
Infosys Ltd. (ADR)	399,170	4,271,119

		9,610,562

Indonesia (6.0%)
Astra International Tbk. PT	10,744,396	5,665,953
Bank Mandiri Persero Tbk. PT	13,637,028	7,746,392
Semen Indonesia Persero Tbk. PT	3,074,229	2,518,790
Telekomunikasi Indonesia Persero Tbk. PT (ADR) (x)	259,144	7,577,370

		23,508,505

Luxembourg (0.7%)
Ternium SA (ADR)	128,875	2,890,666

Malaysia (0.7%)
British American Tobacco Malaysia Bhd.	364,500	2,540,254

Mexico (3.8%)
America Movil SAB de CV (ADR), Class L	535,968	7,803,694
Grupo Mexico SAB de CV	1,219,951	3,239,644
Kimberly-Clark de Mexico SAB de CV, Class A (x)*	2,041,573	3,796,222

		14,839,560

Pakistan (0.7%)
Habib Bank Ltd.	929,800	659,212
Pakistan Petroleum Ltd.	2,420,200	2,188,103

		2,847,315

Philippines (0.9%)
PLDT, Inc. (ADR)	140,563	3,488,774

		3,488,774

Russia (10.3%)
Alrosa PJSC	3,730,747	5,089,075
Gazprom PJSC (ADR)	899,181	6,587,400
LUKOIL PJSC (ADR)	73,332	6,190,687
Magnit PJSC (GDR) (m)	230,595	3,360,922
Mobile TeleSystems PJSC (ADR)	699,363	6,511,069
Sberbank of Russia PJSC	3,299,859	12,480,087

		40,219,240

South Africa (7.9%)
Bidvest Group Ltd. (The)	277,763	3,734,073
Imperial Logistics Ltd.	101,517	370,679
Life Healthcare Group Holdings Ltd.	1,632,819	2,601,381
Motus Holdings Ltd.	313,308	1,626,488
Nedbank Group Ltd.	180,515	3,245,041
PPC Ltd.*	1,820,876	597,263
Sanlam Ltd.	690,795	3,833,336
Shoprite Holdings Ltd.	451,546	5,054,366
Standard Bank Group Ltd.	271,076	3,785,056
Vodacom Group Ltd.	504,734	4,288,358
Woolworths Holdings Ltd.	456,061	1,582,695

		30,718,736

South Korea (15.3%)
Hanwha Life Insurance Co. Ltd.	339,347	962,509
Hyundai Mobis Co. Ltd.	29,843	6,086,716
KB Financial Group, Inc.	157,480	6,253,374
KT&G Corp.	46,116	3,934,028
Samsung Electronics Co. Ltd.	471,655	19,198,705
Shinhan Financial Group Co. Ltd.	174,196	6,773,828
SK Hynix, Inc.	196,482	11,826,527
Woongjin Coway Co. Ltd.	69,910	4,686,298

		59,721,985

Taiwan (5.1%)
Catcher Technology Co. Ltd.	609,000	4,362,675
Hon Hai Precision Industry Co. Ltd.	1,938,000	4,829,479
Taiwan Semiconductor Manufacturing Co. Ltd.	1,368,000	10,526,634

		19,718,788

Thailand (1.9%)
Kasikornbank PCL	575,267	3,554,678
Siam Cement PCL (The)	251,742	3,874,533

		7,429,211

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Turkey (2.4%)
KOC Holding A/S	1,433,033	$4,340,800
Tupras Turkiye Petrol Rafinerileri A/S	256,374	5,091,617

		9,432,417

Total Common Stocks (93.9%) (Cost $343,677,543)		365,779,428

SHORT-TERM INVESTMENTS:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, IM Shares	10,472,654	10,476,843

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $200,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $204,000. (xx)	$200,000	200,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $58,130, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $59,293. (xx)	58,118	58,118

Total Repurchase Agreements		258,118

Total Short-Term Investments (2.8%) (Cost $10,734,080)		10,734,961

Total Investments in Securities (96.7%) (Cost $354,411,623)		376,514,389
Other Assets Less Liabilities (3.3%)		12,923,959

Net Assets (100%)		$389,438,348

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $12,894,835 or 3.3% of net assets.

(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $5,273,386. This was collateralized by $5,136,820 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/31/19 - 11/15/46 and by cash of $258,118 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Financials	$108,632,729	27.9%
Information Technology	66,113,588	17.0
Communication Services	52,395,791	13.5
Energy	36,734,489	9.4
Consumer Staples	28,267,183	7.3
Materials	24,738,605	6.3
Industrials	22,624,523	5.8
Consumer Discretionary	19,648,150	5.0
Investment Company	10,476,843	2.7
Utilities	4,022,989	1.0
Health Care	2,601,381	0.7
Repurchase Agreements	258,118	0.1
Cash and Other	12,923,959	3.3

		100.0%

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Argentina	$8,571,338	$—	$—	$8,571,338
Brazil	36,161,581	—	—	36,161,581
China	22,726,526	56,480,772	—	79,207,298
Egypt	—	4,194,470	—	4,194,470
Hong Kong	—	4,590,161	—	4,590,161
Hungary	—	6,088,567	—	6,088,567
India	4,271,119	5,339,443	—	9,610,562
Indonesia	7,577,370	15,931,135	—	23,508,505
Luxembourg	2,890,666	—	—	2,890,666
Malaysia	—	2,540,254	—	2,540,254
Mexico	14,839,560	—	—	14,839,560
Pakistan	—	2,847,315	—	2,847,315
Philippines	3,488,774	—	—	3,488,774
Russia	6,511,069	33,708,171	—	40,219,240
South Africa	—	30,718,736	—	30,718,736
South Korea	—	59,721,985	—	59,721,985
Taiwan	—	19,718,788	—	19,718,788
Thailand	—	7,429,211	—	7,429,211
Turkey	—	9,432,417	—	9,432,417
Short-Term Investments
Investment Company	10,476,843	—	—	10,476,843
Repurchase Agreements	—	258,118	—	258,118

Total Assets	$117,514,846	$258,999,543	$—	$376,514,389

Total Liabilities	$—	$—	$—	$—

Total	$117,514,846	$258,999,543	$—	$376,514,389

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(301)	$(301)

Total	$(301)	$(301)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $187,000 for two months during the six months ended June 30, 2019.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$45,441,599
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$41,181,769

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,730,982
Aggregate gross unrealized depreciation	(15,735,343)

Net unrealized appreciation	$21,995,639

Federal income tax cost of investments in securities and derivative instruments, if applicable	$354,518,750

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $354,153,505)	$376,256,271
Repurchase Agreements (Cost $258,118)	258,118
Cash	10,900,000
Foreign cash (Cost $2,798)	997
Dividends, interest and other receivables	1,927,259
Receivable for securities sold	1,011,529
Receivable for Portfolio shares sold	258,314
Deferred offering cost	21,634
Securities lending income receivable	742
Other assets	75,051

Total assets	390,709,915

LIABILITIES
Payable for securities purchased	508,204
Investment management fees payable	261,846
Payable for return of collateral on securities loaned	258,118
Payable for Portfolio shares redeemed	113,684
Distribution fees payable – Class IB	77,919
Administrative fees payable	29,693
Accrued expenses	22,103

Total liabilities	1,271,567

NET ASSETS	$389,438,348

Net assets were comprised of:
Paid in capital	$358,566,878
Total distributable earnings (loss)	30,871,470

Net assets	$389,438,348

Class IB
Net asset value, offering and redemption price per share, $389,438,348 / 18,439,848 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.12

(x)	Includes value of securities on loan of $5,273,386.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $767,842 foreign withholding tax)	$6,755,628
Interest (net of $2,728 foreign withholding tax)	100,498
Securities lending (net)	3,582

Total income	6,859,708

EXPENSES
Investment management fees	1,883,606
Distribution fees – Class IB	470,900
Administrative fees	180,332
Custodian fees	62,060
Offering costs	34,651
Professional fees	26,789
Printing and mailing expenses	21,293
Trustees’ fees	5,584
Miscellaneous	1,177

Gross expenses	2,686,392
Less: Waiver from investment manager	(92,094)

Net expenses	2,594,298

NET INVESTMENT INCOME (LOSS)	4,265,410

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,683,091
Forward foreign currency contracts	(301)
Foreign currency transactions	(70,306)

Net realized gain (loss)	4,612,484

Change in unrealized appreciation (depreciation) on:
Investments in securities	26,164,015
Foreign currency translations	1,589

Net change in unrealized appreciation (depreciation)	26,165,604

NET REALIZED AND UNREALIZED GAIN (LOSS)	30,778,088

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,043,498

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,265,410	$408,079
Net realized gain (loss)	4,612,484	(205,797)
Net change in unrealized appreciation (depreciation)	26,165,604	(4,063,776)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	35,043,498	(3,861,494)

Distributions to shareholders:
Class IB	—	(620,971)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,216,983 and 8,187,290 shares, respectively ]	25,258,702	159,258,362
Capital shares sold in-kind (Note 8) [ 0 and 10,412,937 shares, respectively ]	—	202,427,504
Capital shares issued in reinvestment of dividends [ 0 and 31,548 shares, respectively ]	—	620,971
Capital shares repurchased [ (1,024,677) and (384,233) shares, respectively ]	(21,204,858)	(7,483,366)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,053,844	354,823,471

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,097,342	350,341,006
NET ASSETS:
Beginning of period	350,341,006	—

End of period	$389,438,348	$350,341,006

* Commencement of Operations.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$19.20		$19.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	###	0.02	##
Net realized and unrealized gain (loss)	1.69		(0.23)

Total from investment operations	1.92		(0.21)

Less distributions:
Dividends from net investment income	—		(0.03)

Net asset value, end of period	$21.12		$19.20

Total return (b)	10.00%		(1.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$389,438		$350,341
Ratio of expenses to average net assets:
After waivers (a)(f)	1.38	%(j)	1.37	%(j)
Before waivers (a)(f)	1.43%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.26	%(bb)	0.59	%(aa)(l)
Before waivers (a)(f)	2.21	%(bb)	0.52	%(aa)(l)
Portfolio turnover rate (z)^	11%		0%
*	Commencement of Operations.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01 for Class IB.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.20 for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.38% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.27% lower.

See Notes to Financial Statements.

1149

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Exchange Traded Funds	98.7%
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 1, 2019, the ‘Hypothetical expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/19†	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,071.00	$4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.28	5.57
Class K
Actual	1,000.00	1,072.00	3.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.53	4.31

†  Commenced operations on February 1, 2019.

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.11% and 0.86%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 150/365 for the actual example (to reflect the actual number of days the Portfolio was in operation in the period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.6%)
iShares Core MSCI EAFE ETF	71,273	$4,376,162
iShares Core S&P 500 ETF	8,394	2,474,131
iShares Core S&P Mid-Cap ETF	10,860	2,109,664
iShares Russell 2000 ETF	6,164	958,502
SPDR S&P 500 ETF Trust	8,445	2,474,385

Total Equity		12,392,844

Fixed Income (34.1%)
Vanguard Intermediate-Term Corporate Bond ETF	72,807	6,541,709

Total Exchange Traded Funds (98.7%) (Cost $18,259,754)		18,934,553

Total Investments in Securities (98.7%) (Cost $18,259,754)		18,934,553
Other Assets Less Liabilities (1.3%)		250,219

Net Assets (100%)		$19,184,772

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$18,934,553	$—	$—	$18,934,553

Total Assets	$18,934,553	$—	$—	$18,934,553

Total Liabilities	$—	$—	$—	$—

Total	$18,934,553	$—	$—	$18,934,553

The Portfolio held no derivatives contracts during the period ended June 30, 2019.

Investment security transactions for the period ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$22,822,365
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,651,426

See Notes to Financial Statements.

1151

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EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$674,799
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$674,799

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,259,754

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $18,259,754)	$18,934,553
Cash	326,018
Cash held as collateral at broker for futures	23
Receivable for Portfolio shares sold	152,677
Dividends, interest and other receivables	11,355
Deferred offering cost	10,884
Other assets	4,080

Total assets	19,439,590

LIABILITIES
Payable for securities purchased	231,197
Investment management fees payable	3,194
Administrative fees payable	1,704
Distribution fees payable – Class IB	1,348
Trustees’ fees payable	40
Payable for Portfolio shares redeemed	34
Due to broker for futures variation margin	1
Accrued expenses	17,300

Total liabilities	254,818

NET ASSETS	$19,184,772

Net assets were comprised of:
Paid in capital	$18,280,025
Total distributable earnings (loss)	904,747

Net assets	$19,184,772

Class IB
Net asset value, offering and redemption price per share, $8,569,744 / 800,018 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.71

Class K
Net asset value, offering and redemption price per share, $10,615,028 / 990,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.72

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2019* (Unaudited)

INVESTMENT INCOME
Dividends	$189,677
Interest	3,278

Total income	192,955

EXPENSES
Investment management fees	42,599
Professional fees	31,944
Printing and mailing expenses	8,243
Offering costs	7,593
Administrative fees	6,572
Distribution fees – Class IB	2,764
Custodian fees	1,796
Trustees’ fees	118
Miscellaneous	519

Gross expenses	102,148
Less: Waiver from investment manager	(49,171)
Reimbursement from investment manager	(4,399)

Net expenses	48,578

NET INVESTMENT INCOME (LOSS)	144,377

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	88,807
Futures contracts	(3,236)

Net realized gain (loss)	85,571

Net change in unrealized appreciation (depreciation) on investments in securities	674,799

NET REALIZED AND UNREALIZED GAIN (LOSS)	760,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$904,747

*	The Portfolio commenced operations on February 1, 2019.

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

February 1, 2019* to June 30, 2019 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$144,377
Net realized gain (loss)	85,571
Net change in unrealized appreciation (depreciation)	674,799

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	904,747

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 800,115 shares]	8,381,041
Capital shares repurchased [ (97) shares]	(1,016)

Total Class IB transactions	8,380,025

Class K
Capital shares sold [ 990,000 shares]	9,900,000

Total Class K transactions	9,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	18,280,025

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,184,772
NET ASSETS:
Beginning of period	—

End of period	$19,184,772

* Commencement of Operations.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	February 1, 2019* to June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16
Net realized and unrealized gain (loss)	0.55

Total from investment operations	0.71

Net asset value, end of period	$10.71

Total return (b)	7.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,570
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.11	%(j)
Before waivers and reimbursements (a)(f)	1.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.71	%(l)
Before waivers and reimbursements (a)(f)	2.96	%(l)
Portfolio turnover rate (z)^	36%

Class K	February 1, 2019* to June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10
Net realized and unrealized gain (loss)	0.62

Total from investment operations	0.72

Net asset value, end of period	$10.72

Total return (b)	7.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,615
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86	%(j)
Before waivers and reimbursements (a)(f)	1.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.45	%(l)
Before waivers and reimbursements (a)(f)	1.59	%(l)
Portfolio turnover rate (z)^	36%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Exchange Traded Funds	54.9%
U.S. Treasury Obligations	39.8
Investment Company	3.1
Repurchase Agreements	0.1
Cash and Other	2.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,096.95	$5.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.31	5.54

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.11%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (54.9%)
iShares Core MSCI EAFE ETF	609,079	$37,397,451
iShares Core S&P 500 ETF	71,439	21,056,645
iShares Core S&P Mid-Cap ETF	89,726	17,430,173
iShares Russell 2000 ETF (x)	49,326	7,670,193
SPDR S&P 500 ETF Trust	71,910	21,069,630

Total Exchange Traded Funds (54.9%) (Cost $95,804,966)		104,624,092

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (39.8%)
U.S. Treasury Notes
1.875%, 4/30/22	$5,955,000	5,979,099
2.125%, 6/30/22	5,940,000	6,010,352
1.875%, 9/30/22	5,635,000	5,662,735
1.750%, 5/15/23	7,090,000	7,094,265
2.125%, 11/30/23	4,870,000	4,947,578
2.750%, 2/15/24	5,560,000	5,806,291
2.500%, 5/15/24	5,905,000	6,108,445
2.375%, 8/15/24	9,135,000	9,401,271
2.250%, 11/15/24	5,510,000	5,637,806
2.000%, 2/15/25	6,460,000	6,525,206
2.250%, 11/15/25	6,775,000	6,937,812
1.625%, 5/15/26	5,695,000	5,604,459

Total U.S. Treasury Obligations		75,715,319

Total Long-Term Debt Securities (39.8%) (Cost $75,098,407)		75,715,319

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.1%)
JPMorgan Prime Money Market Fund, IM Shares	5,924,628	5,926,997

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $100,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $102,000. (xx)	$100,000	$100,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $56,762, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $57,897. (xx)	56,750	56,750

Total Repurchase Agreements		156,750

Total Short-Term Investments (3.2%) (Cost $6,082,447)		6,083,747

Total Investments in Securities (97.9%) (Cost $176,985,820)		186,423,158
Other Assets Less Liabilities (2.1%)		4,052,551

Net Assets (100%)		$190,475,709

(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $6,903,112. This was collateralized by $7,210,069 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 7/9/19 - 2/15/45 and by cash of $156,750 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	80	9/2019	USD	9,452,500	100,559

					100,559

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$104,624,092	$—	$—	$104,624,092
Futures	100,559	—	—	100,559
Short-Term Investments
Investment Company	5,926,997	—	—	5,926,997
Repurchase Agreements	—	156,750	—	156,750
U.S. Treasury Obligations	—	75,715,319	—	75,715,319

Total Assets	$110,651,648	$75,872,069	$—	$186,523,717

Total Liabilities	$—	$—	$—	$—

Total	$110,651,648	$75,872,069	$—	$186,523,717

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$100,559	*

Total		$100,559

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$279,423	$279,423
Equity contracts	(638,001)	(638,001)

Total	$(358,578)	$(358,578)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(34,053)	$(34,053)
Equity contracts	203,397	203,397

Total	$169,344	$169,344

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $9,834,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$54,412,568
Long-term U.S. government debt securities	435,633,859

$490,046,427

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$49,885,937
Long-term U.S. government debt securities	428,461,008

$478,346,945

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,319,865
Aggregate gross unrealized depreciation	(737,245)

Net unrealized appreciation	$9,582,620

Federal income tax cost of investments in securities and derivative instruments, if applicable	$176,941,097

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $176,829,070)	$186,266,408
Repurchase Agreements (Cost $156,750)	156,750
Cash	3,770,113
Receivable for securities sold	793,024
Dividends, interest and other receivables	440,119
Receivable for Portfolio shares sold	151,631
Due from broker for futures variation margin	100,718
Securities lending income receivable	2,370
Other assets	2,109

Total assets	191,683,242

LIABILITIES
Payable for securities purchased	821,333
Payable for return of collateral on securities loaned	156,750
Investment management fees payable	111,619
Distribution fees payable – Class IB	38,395
Cash collateral due to broker for futures	20,399
Administrative fees payable	18,744
Payable for Portfolio shares redeemed	4,033
Accrued expenses	36,260

Total liabilities	1,207,533

NET ASSETS	$190,475,709

Net assets were comprised of:
Paid in capital	$176,969,013
Total distributable earnings (loss)	13,506,696

Net assets	$190,475,709

Class IB
Net asset value, offering and redemption price per share, $190,475,709 / 16,036,719 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.88

(x)	Includes value of securities on loan of $6,903,112.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$1,362,505
Interest	830,804
Securities lending (net)	28,085

Total income	2,221,394

EXPENSES
Investment management fees	713,826
Distribution fees – Class IB	223,070
Administrative fees	110,314
Professional fees	26,412
Printing and mailing expenses	14,652
Custodian fees	2,976
Trustees’ fees	2,616
Miscellaneous	1,761

Gross expenses	1,095,627
Less: Waiver from investment manager	(107,459)

Net expenses	988,168

NET INVESTMENT INCOME (LOSS)	1,233,226

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,767,242
Futures contracts	(358,578)

Net realized gain (loss)	5,408,664

Change in unrealized appreciation (depreciation) on:
Investments in securities	9,484,665
Futures contracts	169,344

Net change in unrealized appreciation (depreciation)	9,654,009

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,062,673

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,295,899

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,233,226	$2,059,901
Net realized gain (loss)	5,408,664	(1,366,074)
Net change in unrealized appreciation (depreciation)	9,654,009	(10,845,970)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,295,899	(10,152,143)

Distributions to shareholders:
Class IB	—	(2,059,901)

Total distributions to shareholders	—	(2,059,901)

Tax return of capital:
Class IB	—	(86,960)
Class K	—	—

Total	—	(86,960)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,222,111 and 4,653,335 shares, respectively ]	13,982,521	53,978,917
Capital shares issued in reinvestment of dividends [ 0 and 194,622 shares, respectively ]	—	2,146,861
Capital shares repurchased [ (236,588) and (228,571) shares, respectively ]	(2,747,350)	(2,669,484)

Total Class IB transactions	11,235,171	53,456,294

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,235,171	53,456,294

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,531,070	41,157,290
NET ASSETS:
Beginning of period	162,944,639	121,787,349

End of period	$190,475,709	$162,944,639

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,				February 22, 2016* to December 31, 2016
Class IB			2018		2017
Net asset value, beginning of period	$10.83		$11.67		$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.16		0.11		0.11
Net realized and unrealized gain (loss)	0.97		(0.85)		1.03		0.58

Total from investment operations	1.05		(0.69)		1.14		0.69

Less distributions:
Dividends from net investment income	—		(0.14)		(0.09)		(0.07)
Return of capital	—		(0.01)		—		—

Total dividends and distributions	—		(0.15)		(0.09)		(0.07)

Net asset value, end of period	$11.88		$10.83		$11.67		$10.62

Total return (b)	9.70%		(5.96)%		10.74%		6.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$190,476		$162,945		$121,787		$51,581
Ratio of expenses to average net assets:
After waivers (a)(f)	1.11	%(j)	1.09	%(j)	1.11	%(k)	1.13	%(m)
Before waivers (a)(f)	1.23%		1.23%		1.26%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.38%		1.38%		0.94%		1.16	%(l)
Before waivers (a)(f)	1.26%		1.24%		0.80%		0.71	%(l)
Portfolio turnover rate (z)^	282%		506%		510%		400%

Class K	January 1, 2017 to November 20, 2017‡		February 22, 2016* to December 31, 2016
Net asset value, beginning of period	$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.11
Net realized and unrealized gain (loss)	0.92		0.60

Total from investment operations	0.99		0.71

Less distributions:
Dividends from net investment income	—	#	(0.09)

Net asset value, end of period	$11.61		$10.62

Total return (b)	9.33%		7.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$10,603
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(k)	0.87	%(m)
Before waivers (a)(f)	1.02%		1.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.73%		1.20	%(l)
Before waivers (a)(f)	0.59%		0.61	%(l)
Portfolio turnover rate^	510%		400	%(z)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on November 20, 2017 operations for Class K ceased and shares of seed capital were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB and 0.98% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB and 1.00% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1163

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	25.9%
Consumer Discretionary	23.0
Health Care	14.1
Consumer Staples	11.3
Communication Services	9.7
Financials	7.9
Industrials	5.9
Energy	1.5
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,233.60	$5.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,232.31	5.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,234.90	4.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.7%)
Interactive Media & Services (9.7%)
Alphabet, Inc., Class A*	12,697	$13,748,312
Alphabet, Inc., Class C*	12,696	13,723,233
Facebook, Inc., Class A*	193,541	37,353,413

Total Communication Services		64,824,958

Consumer Discretionary (23.0%)
Hotels, Restaurants & Leisure (8.1%)
Starbucks Corp.	256,397	21,493,761
Yum China Holdings, Inc.	478,372	22,100,786
Yum! Brands, Inc.	95,631	10,583,483

		54,178,030

Internet & Direct Marketing Retail (11.9%)
Alibaba Group Holding Ltd. (ADR)*	202,306	34,280,752
Amazon.com, Inc.*	23,915	45,286,161

		79,566,913

Textiles, Apparel & Luxury Goods (3.0%)
Under Armour, Inc., Class A (x)*	774,848	19,642,397

Total Consumer Discretionary		153,387,340

Consumer Staples (11.3%)
Beverages (6.1%)
Coca-Cola Co. (The)	195,394	9,949,462
Monster Beverage Corp.*	482,379	30,790,252

		40,739,714

Food Products (2.1%)
Danone SA (ADR)	806,622	13,656,110

Household Products (3.1%)
Colgate-Palmolive Co.	138,193	9,904,292
Procter & Gamble Co. (The)	99,587	10,919,715

		20,824,007

Total Consumer Staples		75,219,831

Energy (1.5%)
Energy Equipment & Services (1.5%)
Schlumberger Ltd.	249,212	9,903,685

Total Energy		9,903,685

Financials (7.9%)
Capital Markets (6.6%)
FactSet Research Systems, Inc.	44,199	12,665,666
MSCI, Inc.	67,963	16,228,885
SEI Investments Co.	271,811	15,248,597

		44,143,148

Consumer Finance (1.3%)
American Express Co.	67,864	8,377,132

Total Financials		52,520,280

Health Care (14.1%)
Biotechnology (5.2%)
Amgen, Inc.	35,651	6,569,766
BioMarin Pharmaceutical, Inc.*	131,516	11,264,346
Regeneron Pharmaceuticals, Inc.*	53,897	16,869,761

		34,703,873

Health Care Equipment & Supplies (1.9%)
Alcon, Inc. (x)*	18,580	1,152,889
Varian Medical Systems, Inc.*	82,766	11,266,935

		12,419,824

Health Care Technology (2.6%)
Cerner Corp.	237,235	17,389,325

Pharmaceuticals (4.4%)
Merck & Co., Inc.	54,687	4,585,505
Novartis AG (ADR)	92,401	8,437,135
Novo Nordisk A/S (ADR)	318,686	16,265,734

		29,288,374

Total Health Care		93,801,396

Industrials (5.9%)
Air Freight & Logistics (3.6%)
Expeditors International of Washington, Inc.	317,952	24,119,839

Machinery (2.3%)
Deere & Co.	91,445	15,153,351

Total Industrials		39,273,190

Information Technology (25.9%)
Communications Equipment (2.7%)
Cisco Systems, Inc.	331,029	18,117,217

IT Services (6.1%)
Automatic Data Processing, Inc.	40,125	6,633,866
Visa, Inc., Class A	196,458	34,095,286

		40,729,152

Semiconductors & Semiconductor Equipment (5.2%)
NVIDIA Corp.	96,507	15,849,345
QUALCOMM, Inc.	242,322	18,433,434

		34,282,779

Software (11.9%)
Autodesk, Inc.*	176,140	28,693,206
Microsoft Corp.	118,428	15,864,615
Oracle Corp.	609,431	34,719,284

		79,277,105

Total Information Technology		172,406,253

Total Investments in Securities (99.3%) (Cost $379,158,056)		661,336,933
Other Assets Less Liabilities (0.7%)		4,933,198

Net Assets (100%)		$666,270,131

*	Non-income producing.
(x)

All or a portion of security is on loan at June 30, 2019. Portfolio had loaned securities with a total value of $4,166,638. This was collateralized by $4,404,814 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/31/19 - 2/15/48.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1165

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$64,824,958	$—	$—	$64,824,958
Consumer Discretionary	153,387,340	—	—	153,387,340
Consumer Staples	75,219,831	—	—	75,219,831
Energy	9,903,685	—	—	9,903,685
Financials	52,520,280	—	—	52,520,280
Health Care	93,801,396	—	—	93,801,396
Industrials	39,273,190	—	—	39,273,190
Information Technology	172,406,253	—	—	172,406,253

Total Assets	$661,336,933	$—	$—	$661,336,933

Total Liabilities	$—	$—	$—	$—

Total	$661,336,933	$—	$—	$661,336,933

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,013,485
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$52,295,423

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$296,433,668
Aggregate gross unrealized depreciation	(14,637,744)

Net unrealized appreciation	$281,795,924

Federal income tax cost of investments in securities and derivative instruments, if applicable	$379,541,009

See Notes to Financial Statements.

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x): (Cost $379,158,056)	$661,336,933
Cash	6,048,920
Dividends, interest and other receivables	378,357
Receivable for Portfolio shares sold	131,317
Securities lending income receivable	2,661
Other assets	7,136

Total assets	667,905,324

LIABILITIES
Payable for securities purchased	550,358
Payable for Portfolio shares redeemed	543,930
Investment management fees payable	360,998
Distribution fees payable – Class IB	62,409
Administrative fees payable	50,873
Distribution fees payable – Class IA	15,895
Accrued expenses	50,730

Total liabilities	1,635,193

NET ASSETS	$666,270,131

Net assets were comprised of:
Paid in capital	$367,053,610
Total distributable earnings (loss)	299,216,521

Net assets	$666,270,131

Class IA
Net asset value, offering and redemption price per share, $79,067,188 / 8,608,514 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.18

Class IB
Net asset value, offering and redemption price per share, $311,867,810 / 33,772,189 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.23

Class K
Net asset value, offering and redemption price per share, $275,335,133 / 29,943,398 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.20

(x)	Includes value of securities on loan of $4,166,638.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$3,642,908
Interest	54,265
Securities lending (net)	24,573

Total income	3,721,746

EXPENSES
Investment management fees	2,377,678
Distribution fees – Class IB	365,342
Administrative fees	303,499
Distribution fees – Class IA	93,085
Professional fees	32,865
Printing and mailing expenses	30,103
Custodian fees	19,836
Trustees’ fees	9,541
Miscellaneous	5,743

Gross expenses	3,237,692
Less: Waiver from investment manager	(239,690)

Net expenses	2,998,002

NET INVESTMENT INCOME (LOSS)	723,744

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	14,053,393
Net change in unrealized appreciation (depreciation) on investments in securities	116,001,796

NET REALIZED AND UNREALIZED GAIN (LOSS)	130,055,189

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$130,778,933

See Notes to Financial Statements.

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$723,744	$1,526,085
Net realized gain (loss)	14,053,393	56,824,093
Net change in unrealized appreciation (depreciation)	116,001,796	(71,271,652)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	130,778,933	(12,921,474)

Distributions to shareholders:
Class IA	—	(7,170,974)
Class IB	—	(28,137,965)
Class K	—	(28,531,074)

Total distributions to shareholders	—	(63,840,013)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 576,076 and 1,418,454 shares, respectively ]	4,865,294	12,646,412
Capital shares issued in reinvestment of dividends and distributions [ 0 and 888,205 shares, respectively ]	—	7,170,974
Capital shares repurchased [ (764,299) and (1,141,012) shares, respectively ]	(6,526,567)	(10,083,543)

Total Class IA transactions	(1,661,273)	9,733,843

Class IB
Capital shares sold [ 1,599,151 and 3,564,834 shares, respectively ]	13,809,312	31,892,378
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,466,651 shares, respectively ]	—	28,137,965
Capital shares repurchased [ (2,312,621) and (4,606,920) shares, respectively ]	(19,973,730)	(41,065,606)

Total Class IB transactions	(6,164,418)	18,964,737

Class K
Capital shares sold [ 83,887 and 178,918 shares, respectively ]	692,034	1,581,809
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,535,258 shares, respectively ]	—	28,531,074
Capital shares repurchased [ (4,287,235) and (9,251,652) shares, respectively ]	(35,875,983)	(82,750,302)

Total Class K transactions	(35,183,949)	(52,637,419)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(43,009,640)	(23,938,839)

TOTAL INCREASE (DECREASE) IN NET ASSETS	87,769,293	(100,700,326)
NET ASSETS:
Beginning of period	578,500,838	679,201,164

End of period	$666,270,131	$578,500,838

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IA		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.45	$8.54	$6.52	$6.25	$5.67	$7.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	— #	0.02	0.01	0.01
Net realized and unrealized gain (loss)	1.72	(0.21)	2.25	0.41	0.65	0.59

Total from investment operations	1.73	(0.20)	2.25	0.43	0.66	0.60

Less distributions:
Dividends from net investment income	—	(0.01)	(0.01)	(0.02)	(0.01)	(0.01)
Distributions from net realized gains	—	(0.88)	(0.22)	(0.14)	(0.07)	(2.53)

Total dividends and distributions	—	(0.89)	(0.23)	(0.16)	(0.08)	(2.54)

Net asset value, end of period	$9.18	$7.45	$8.54	$6.52	$6.25	$5.67

Total return (b)	23.36%	(3.03)%	34.50%	6.88%	11.58%	7.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,067	$65,569	$65,170	$42,741	$28,288	$23,784
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.05%	1.05%	1.08%	1.12%	1.15%
Before waivers (a)(f)	1.13%	1.13%	1.13%	1.13%	1.13%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.12%	0.11%	0.04%	0.29%	0.19%	0.11%
Before waivers (a)(f)	0.05%	0.04%	(0.04)%	0.24%	0.19%	0.10%
Portfolio turnover rate (z)^	2%	9%	6%	11%	11%	39%

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.49	$8.58	$6.55	$6.28	$5.70	$7.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	— #	0.02	0.01	0.01
Net realized and unrealized gain (loss)	1.73	(0.21)	2.26	0.41	0.65	0.59

Total from investment operations	1.74	(0.20)	2.26	0.43	0.66	0.60

Less distributions:
Dividends from net investment income	—	(0.01)	(0.01)	(0.02)	(0.01)	(0.01)
Distributions from net realized gains	—	(0.88)	(0.22)	(0.14)	(0.07)	(2.53)

Total dividends and distributions	—	(0.89)	(0.23)	(0.16)	(0.08)	(2.54)

Net asset value, end of period	$9.23	$7.49	$8.58	$6.55	$6.28	$5.70

Total return (b)	23.23%	(3.01)%	34.50%	6.85%	11.52%	7.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$311,868	$258,438	$275,133	$200,399	$179,251	$172,551
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.05%	1.05%	1.08%	1.12%	1.15%
Before waivers (a)(f)	1.13%	1.13%	1.13%	1.13%	1.13%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.12%	0.12%	0.04%	0.30%	0.20%	0.11%
Before waivers (a)(f)	0.05%	0.04%	(0.03)%	0.25%	0.19%	0.10%
Portfolio turnover rate (z)^	2%	9%	6%	11%	11%	39%

See Notes to Financial Statements.

1169

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,			February 9, 2015* to December 31, 2015
Class K			2018	2017	2016
Net asset value, beginning of period	$7.45		$8.54	$6.51	$6.25	$5.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.03	0.02	0.04	0.03
Net realized and unrealized gain (loss)	1.73		(0.21)	2.26	0.40	0.60

Total from investment operations	1.75		(0.18)	2.28	0.44	0.63

Less distributions:
Dividends from net investment income	—		(0.03)	(0.03)	(0.04)	(0.02)
Distributions from net realized gains	—		(0.88)	(0.22)	(0.14)	(0.07)

Total dividends and distributions	—		(0.91)	(0.25)	(0.18)	(0.09)

Net asset value, end of period	$9.20		$7.45	$8.54	$6.51	$6.25

Total return (b)	23.49%		(2.77)%	35.01%	6.99%	11.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$275,335		$254,494	$338,898	$292,053	$323,106
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.83%	0.86%
Before waivers (a)(f)	0.88%		0.88%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.37%		0.37%	0.30%	0.56%	0.48	%(l)
Before waivers (a)(f)	0.30%		0.29%	0.22%	0.51%	0.47	%(l)
Portfolio turnover rate ^	2	%(z)	9%	6%	11%	11%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1170

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Consumer Staples	$261,269,119	20.6%
Information Technology	180,836,971	14.3
Industrials	178,842,515	14.1
Health Care	167,540,127	13.2
Financials	151,605,147	12.0
Consumer Discretionary	136,007,083	10.7
Materials	112,514,245	8.9
Communication Services	39,978,148	3.2
Energy	15,563,685	1.2
Utilities	6,746,291	0.5
Cash and Other	16,791,817	1.3

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,182.50	$6.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class IB
Actual	1,000.00	1,180.47	6.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,183.98	4.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.8%)
Brambles Ltd.	829,563	$7,501,244
Caltex Australia Ltd.	240,978	4,187,170
Oil Search Ltd.	2,292,038	11,376,515

		23,064,929

Brazil (0.5%)
Ambev SA (ADR)*	1,349,822	6,303,669

Canada (3.7%)
Canadian National Railway Co.	330,070	30,524,874
Element Fleet Management Corp.	613,393	4,477,902
Ritchie Bros Auctioneers, Inc.	363,910	12,102,081

		47,104,857

China (3.8%)
51job, Inc. (ADR)*	69,037	5,212,293
Alibaba Group Holding Ltd. (ADR)*	49,413	8,373,033
Baidu, Inc. (ADR)*	137,562	16,144,276
China Resources Beer Holdings Co. Ltd.	1,342,000	6,373,542
China Resources Gas Group Ltd.	1,360,000	6,746,291
Yum China Holdings, Inc.	123,928	5,725,474

		48,574,909

Czech Republic (0.3%)
Komercni banka A/S	86,948	3,464,567

Denmark (0.9%)
Novo Nordisk A/S, Class B	215,568	10,985,047

France (18.6%)
Air Liquide SA	145,599	20,372,233
Danone SA	373,845	31,669,885
EssilorLuxottica SA	190,560	24,864,691
Kering SA	29,644	17,531,630
Legrand SA	90,403	6,609,863
L’Oreal SA	126,068	35,909,654
LVMH Moet Hennessy Louis Vuitton SE	96,790	41,195,421
Pernod Ricard SA	168,315	31,014,907
Schneider Electric SE	294,611	26,719,771

		235,888,055

Germany (9.1%)
Bayer AG (Registered)	290,596	20,136,812
Brenntag AG	181,403	8,933,698
Fresenius Medical Care AG & Co. KGaA	193,502	15,190,948
GEA Group AG	367,834	10,456,600
SAP SE	352,311	48,378,003
Symrise AG	126,769	12,200,773

		115,296,834

Hong Kong (3.8%)
AIA Group Ltd.	4,421,769	47,689,240

India (4.3%)
Adani Ports & Special Economic Zone Ltd.	889,925	5,288,432
HDFC Bank Ltd.	798,958	28,285,156
Infosys Ltd. (ADR)	924,667	9,893,937
ITC Ltd.	2,670,081	10,592,904

		54,060,429

Ireland (0.6%)
Flutter Entertainment plc	94,433	7,109,165

Israel (0.8%)
Nice Ltd. (ADR)*	79,050	10,829,850

Italy (0.6%)
Prysmian SpA	397,246	8,198,508

Japan (8.2%)
AEON Financial Service Co. Ltd.	520,700	8,379,303
Bandai Namco Holdings, Inc.	163,100	7,911,821
Hitachi Ltd.	565,800	20,723,871
Japan Airport Terminal Co. Ltd.	87,000	3,707,879
Japan Tobacco, Inc.	511,900	11,297,742
Kansai Paint Co. Ltd.	205,300	4,301,560
Kao Corp.	130,300	9,922,209
Obic Co. Ltd.	81,500	9,222,279
SoftBank Group Corp.	86,400	4,139,090
Terumo Corp.	503,200	14,981,886
TOTO Ltd.	235,700	9,302,078

		103,889,718

Mexico (1.2%)
Grupo Financiero Banorte SAB de CV, Class O	2,013,185	11,680,275
Grupo Mexico SAB de CV	1,361,938	3,616,697

		15,296,972

Netherlands (1.6%)
Akzo Nobel NV	214,298	20,137,570

Peru (0.6%)
Credicorp Ltd.	35,964	8,232,519

Singapore (1.4%)
DBS Group Holdings Ltd.	911,500	17,488,943

South Korea (0.8%)
NAVER Corp.	102,047	10,075,225

Spain (1.0%)
Amadeus IT Group SA	167,597	13,275,422

Switzerland (14.3%)
Alcon, Inc.*	62,145	3,837,431
Julius Baer Group Ltd.*	163,356	7,272,538
Nestle SA (Registered)	621,222	64,311,304
Novartis AG (Registered)	310,726	28,392,501
Roche Holding AG	187,590	52,777,703
Sika AG (Registered)	56,139	9,580,780
UBS Group AG (Registered)*	1,231,586	14,634,704

		180,806,961

Taiwan (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	997,765	39,082,455

United Kingdom (13.7%)
Burberry Group plc	355,525	8,406,911
Compass Group plc	511,798	12,264,705

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Croda International plc	174,965	$11,376,476
Diageo plc	667,046	28,666,373
Experian plc	671,212	20,321,351
Intertek Group plc	100,262	7,005,571
Just Eat plc*	330,625	2,624,232
Linde plc	153,972	30,928,156
Reckitt Benckiser Group plc	319,420	25,206,930
Rolls-Royce Holdings plc*	1,575,788	16,817,849
Rolls-Royce Holdings plc (Preference) (q)(r)*	110,573,980	140,423
WPP plc	764,972	9,619,557

		173,378,534

United States (4.0%)
Accenture plc, Class A	110,491	20,415,422
Mellanox Technologies Ltd.*	81,465	9,015,732
Mettler-Toledo International, Inc.*	11,360	9,542,400
QIAGEN NV*	288,184	11,695,399

		50,668,953

Total Investments in Securities (98.7%) (Cost $817,320,259)		1,250,903,331
Other Assets Less Liabilities (1.3%)		16,791,817

Net Assets (100%)		$1,267,695,148

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt
JPY	— Japanese Yen
USD	— United States Dollar

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Consumer Staples	$261,269,119	20.6%
Information Technology	180,836,971	14.3
Industrials	178,842,515	14.1
Health Care	167,540,127	13.2
Financials	151,605,147	12.0
Consumer Discretionary	136,007,083	10.7
Materials	112,514,245	8.9
Communication Services	39,978,148	3.2
Energy	15,563,685	1.2
Utilities	6,746,291	0.5
Cash and Other	16,791,817	1.3

		100.0%

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	18,071,940	USD	167,781	Brown Brothers Harriman & Co.	7/3/2019	(161)

Net unrealized depreciation						(161)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$23,064,929	$—	$23,064,929
Brazil	6,303,669	—	—	6,303,669
Canada	47,104,857	—	—	47,104,857
China	35,455,076	13,119,833	—	48,574,909
Czech Republic	—	3,464,567	—	3,464,567
Denmark	—	10,985,047	—	10,985,047
France	—	235,888,055	—	235,888,055
Germany	—	115,296,834	—	115,296,834
Hong Kong	—	47,689,240	—	47,689,240
India	9,893,937	44,166,492	—	54,060,429
Ireland	—	7,109,165	—	7,109,165
Israel	10,829,850	—	—	10,829,850
Italy	—	8,198,508	—	8,198,508
Japan	—	103,889,718	—	103,889,718
Mexico	15,296,972	—	—	15,296,972
Netherlands	—	20,137,570	—	20,137,570
Peru	8,232,519	—	—	8,232,519
Singapore	—	17,488,943	—	17,488,943
South Korea	—	10,075,225	—	10,075,225
Spain	—	13,275,422	—	13,275,422
Switzerland	—	180,806,961	—	180,806,961
Taiwan	39,082,455	—	—	39,082,455
United Kingdom	—	173,238,111	140,423	173,378,534
United States	38,973,554	11,695,399	—	50,668,953

Total Assets	$211,172,889	$1,039,590,019	$140,423	$1,250,903,331

Liabilities:
Forward Currency Contracts	$—	$(161)	$—	$(161)

Total Liabilities	$—	$(161)	$—	$(161)

Total	$211,172,889	$1,039,589,858	$140,423	$1,250,903,170

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(161)

Total		$(161)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(25,389)	$(25,389)

Total	$(25,389)	$(25,389)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$11,334	$11,334

Total	$11,334	$11,334

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $830,000 for three months during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Brown Brothers Harriman & Co.	$161	$—	$—	$161

Total	$161	$—	$—	$161

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 0%)*	$43,251,305
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$203,042,858

* During the six months ended June 30, 2019, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$486,573,296
Aggregate gross unrealized depreciation	(57,445,951)

Net unrealized appreciation	$429,127,345

Federal income tax cost of investments in securities and derivative instruments, if applicable	$821,775,825

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $817,320,259)	$1,250,903,331
Cash	12,839,415
Foreign cash (Cost $941)	935
Dividends, interest and other receivables	6,149,068
Receivable for securities sold	375,700
Receivable for Portfolio shares sold	200,173
Other assets	13,262

Total assets	1,270,481,884

LIABILITIES
Investment management fees payable	774,693
Payable for securities purchased	751,504
Payable for Portfolio shares redeemed	513,133
Accrued India taxes	457,666
Administrative fees payable	97,032
Distribution fees payable – Class IB	63,388
Distribution fees payable – Class IA	7,766
Unrealized depreciation on forward foreign currency contracts	161
Accrued expenses	121,393

Total liabilities	2,786,736

NET ASSETS	$1,267,695,148

Net assets were comprised of:
Paid in capital	$775,195,420
Total distributable earnings (loss)	492,499,728

Net assets	$1,267,695,148

Class IA
Net asset value, offering and redemption price per share, $38,533,958 / 4,838,034 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.96

Class IB
Net asset value, offering and redemption price per share, $317,109,298 / 39,730,688 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.98

Class K
Net asset value, offering and redemption price per share, $912,051,892 / 114,357,795 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.98

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,012,992 foreign withholding tax)	$23,019,706
Interest	202,666

Total income	23,222,372

EXPENSES
Investment management fees	5,136,733
Administrative fees	585,029
Distribution fees – Class IB	362,930
Custodian fees	146,047
Printing and mailing expenses	50,041
Professional fees	47,828
Distribution fees – Class IA	44,731
Trustees’ fees	18,705
Miscellaneous	18,168

Gross expenses	6,410,212
Less: Waiver from investment manager	(497,249)

Net expenses	5,912,963

NET INVESTMENT INCOME (LOSS)	17,309,409

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	17,476,011
Forward foreign currency contracts	(25,389)
Foreign currency transactions	(56,004)

Net realized gain (loss)	17,394,618

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $376,568 on unrealized appreciation on investments)	170,216,754
Forward foreign currency contracts	11,334
Foreign currency translations	13,894

Net change in unrealized appreciation (depreciation)	170,241,982

NET REALIZED AND UNREALIZED GAIN (LOSS)	187,636,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$204,946,009

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,309,409	$15,034,881
Net realized gain (loss)	17,394,618	135,862,448
Net change in unrealized appreciation (depreciation)	170,241,982	(274,364,866)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	204,946,009	(123,467,537)

Distributions to shareholders:
Class IA	—	(3,548,701)
Class IB	—	(27,977,932)
Class K	—	(109,948,642)

Total distributions to shareholders	—	(141,475,275)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 415,871 and 1,096,654 shares, respectively ]	3,116,455	9,097,884
Capital shares issued in reinvestment of dividends and distributions [ 0 and 500,332 shares, respectively ]	—	3,548,701
Capital shares repurchased [ (333,621) and (441,087) shares, respectively ]	(2,509,984)	(3,612,642)

Total Class IA transactions	606,471	9,033,943

Class IB
Capital shares sold [ 4,125,542 and 4,998,608 shares, respectively ]	30,594,056	40,960,130
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,936,222 shares, respectively ]	—	27,977,932
Capital shares repurchased [ (1,853,746) and (2,937,320) shares, respectively ]	(13,986,766)	(24,026,962)

Total Class IB transactions	16,607,290	44,911,100

Class K
Capital shares sold [ 663,532 and 8,273,001 shares, respectively ]	4,955,871	63,764,737
Capital shares issued in reinvestment of dividends and distributions [ 0 and 15,501,525 shares, respectively ]	—	109,948,642
Capital shares repurchased [ (30,808,231) and (25,534,159) shares, respectively ]	(219,189,790)	(212,203,290)

Total Class K transactions	(214,233,919)	(38,489,911)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(197,020,158)	15,455,132

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,925,851	(249,487,680)
NET ASSETS:
Beginning of period	1,259,769,297	1,509,256,977

End of period	$1,267,695,148	$1,259,769,297

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IA		2018	2017	2016	2015	2014
Net asset value, beginning of period	$6.74	$8.32	$6.57	$6.52	$6.65	$7.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.07	0.06	0.06	0.04	0.08
Net realized and unrealized gain (loss)	1.12	(0.82)	2.04	0.07	(0.02)	(0.45)

Total from investment operations	1.22	(0.75)	2.10	0.13	0.02	(0.37)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.07)	(0.06)	(0.07)
Distributions from net realized gains	—	(0.76)	(0.29)	(0.01)	(0.09)	(0.29)

Total dividends and distributions	—	(0.83)	(0.35)	(0.08)	(0.15)	(0.36)

Net asset value, end of period	$7.96	$6.74	$8.32	$6.57	$6.52	$6.65

Total return (b)	18.25%	(9.43)%	32.11%	1.95%	0.23%	(5.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,534	$32,071	$29,947	$25,282	$24,379	$20,631
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%	1.19%	1.20%	1.22%	1.23%	1.23%
Before waivers (a)(f)	1.23%	1.22%	1.23%	1.23%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.69%	0.87%	0.74%	0.97%	0.63%	1.16%
Before waivers (a)(f)	2.61%	0.83%	0.72%	0.96%	0.63%	1.16%
Portfolio turnover rate (z)^	4%	20%	12%	20%	27%	22%

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018	2017	2016	2015	2014
Net asset value, beginning of period	$6.76	$8.33	$6.58	$6.53	$6.66	$7.39

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.07	0.06	0.06	0.04	0.09
Net realized and unrealized gain (loss)	1.12	(0.81)	2.04	0.07	(0.02)	(0.46)

Total from investment operations	1.22	(0.74)	2.10	0.13	0.02	(0.37)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.07)	(0.06)	(0.07)
Distributions from net realized gains	—	(0.76)	(0.29)	(0.01)	(0.09)	(0.29)

Total dividends and distributions	—	(0.83)	(0.35)	(0.08)	(0.15)	(0.36)

Net asset value, end of period	$7.98	$6.76	$8.33	$6.58	$6.53	$6.66

Total return (b)	18.05%	(9.28)%	32.06%	1.95%	0.23%	(5.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$317,109	$253,137	$262,212	$187,210	$179,695	$176,193
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%	1.19%	1.20%	1.22%	1.23%	1.23%
Before waivers (a)(f)	1.23%	1.22%	1.23%	1.23%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.70%	0.88%	0.75%	0.95%	0.65%	1.18%
Before waivers (a)(f)	2.62%	0.85%	0.73%	0.94%	0.65%	1.18%
Portfolio turnover rate (z)^	4%	20%	12%	20%	27%	22%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class K		2018	2017	2016	2015	2014
Net asset value, beginning of period	$6.74	$8.32	$6.57	$6.52	$6.65	$7.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.09	0.08	0.08	0.06	0.10
Net realized and unrealized gain (loss)	1.13	(0.82)	2.04	0.06	(0.03)	(0.45)

Total from investment operations	1.24	(0.73)	2.12	0.14	0.03	(0.35)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.08)	(0.08)	(0.07)	(0.09)
Distributions from net realized gains	—	(0.76)	(0.29)	(0.01)	(0.09)	(0.29)

Total dividends and distributions	—	(0.85)	(0.37)	(0.09)	(0.16)	(0.38)

Net asset value, end of period	$7.98	$6.74	$8.32	$6.57	$6.52	$6.65

Total return (b)	18.40%	(9.18)%	32.41%	2.21%	0.48%	(4.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$912,052	$974,562	$1,217,098	$1,039,625	$1,006,718	$978,242
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%	0.94%	0.95%	0.97%	0.98%	0.98%
Before waivers (a)(f)	0.98%	0.97%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.88%	1.14%	1.03%	1.23%	0.89%	1.43%
Before waivers (a)(f)	2.80%	1.11%	1.00%	1.22%	0.89%	1.43%
Portfolio turnover rate (z)^	4%	20%	12%	20%	27%	22%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1179

EQ/MFS INTERNATIONAL VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Consumer Staples	$286,796,377	30.8%
Information Technology	220,671,593	23.7
Industrials	166,563,618	17.9
Materials	58,548,732	6.3
Real Estate	40,698,068	4.4
Health Care	38,784,162	4.1
Financials	37,254,893	4.0
Consumer Discretionary	33,445,824	3.6
Investment Company	7,238,627	0.8
Communication Services	6,058,780	0.6
Energy	3,584,160	0.4
Cash and Other	31,847,321	3.4

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,170.90	$6.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.7%)
Brambles Ltd.	577,722	$5,223,995
WiseTech Global Ltd.	76,513	1,488,469

		6,712,464

Canada (1.5%)
Descartes Systems Group, Inc. (The)*	47,548	1,759,154
Fairfax Financial Holdings Ltd.	12,076	5,927,204
Thomson Reuters Corp.	103,052	6,647,958

		14,334,316

Denmark (0.5%)
Jyske Bank A/S (Registered)	46,229	1,602,203
Novozymes A/S, Class B	45,538	2,123,532
Sydbank A/S	61,299	1,168,240

		4,893,975

Finland (0.1%)
Wartsila OYJ Abp	97,987	1,421,175

France (13.2%)
Danone SA	236,388	20,025,360
Dassault Systemes SE	96,973	15,470,599
EssilorLuxottica SA	23,522	3,069,203
Legrand SA	214,110	15,654,765
L’Oreal SA	67,112	19,116,419
LVMH Moet Hennessy Louis Vuitton SE	8,033	3,418,977
Pernod Ricard SA	140,825	25,949,406
Schneider Electric SE	219,837	19,938,137

		122,642,866

Germany (11.4%)
Bayer AG (Registered)	48,888	3,387,688
Brenntag AG	105,926	5,216,622
Deutsche Wohnen SE	399,252	14,650,239
GEA Group AG	210,305	5,978,445
Henkel AG & Co. KGaA (Preference) (q)	215,654	21,093,837
Infineon Technologies AG	443,000	7,833,083
LEG Immobilien AG	53,878	6,077,455
SAP SE	54,917	7,540,993
Symrise AG	149,415	14,380,318
TAG Immobilien AG	206,081	4,761,681
Vonovia SE	318,452	15,208,693

		106,129,054

Hong Kong (0.0%)
Esprit Holdings Ltd.*	1,730,715	330,116

Ireland (1.8%)
Kerry Group plc, Class A	98,477	11,757,710
Ryanair Holdings plc (ADR)*	72,907	4,676,255

		16,433,965

Israel (0.6%)
Check Point Software Technologies Ltd.*	30,892	3,571,424
Wix.com Ltd.*	12,964	1,842,184

		5,413,608

Japan (19.0%)
Chiba Bank Ltd. (The)	371,100	1,810,496
Disco Corp.	11,400	1,869,425
Ezaki Glico Co. Ltd.	17,700	788,017
Hachijuni Bank Ltd. (The)	364,200	1,482,946
Hirose Electric Co. Ltd.	82,300	9,175,402
Ito En Ltd.	234,900	10,937,235
Kansai Paint Co. Ltd.	174,600	3,658,317
Kao Corp.	263,800	20,088,095
KDDI Corp.	238,100	6,058,780
Kobayashi Pharmaceutical Co. Ltd.	141,400	10,111,710
Kose Corp.	16,300	2,731,911
Mebuki Financial Group, Inc.	613,200	1,598,193
MISUMI Group, Inc.	149,900	3,756,711
Nihon Kohden Corp.	258,100	6,985,445
Nissin Foods Holdings Co. Ltd.	36,500	2,349,488
Nomura Research Institute Ltd.	599,700	9,606,102
North Pacific Bank Ltd.	545,800	1,295,968
Obic Co. Ltd.	99,900	11,304,364
Omron Corp.	176,200	9,184,659
Rohto Pharmaceutical Co. Ltd.	184,200	4,995,602
Santen Pharmaceutical Co. Ltd.	637,200	10,549,571
Secom Co. Ltd.	130,700	11,242,515
SMC Corp.	16,900	6,296,647
Sohgo Security Services Co. Ltd.	89,300	4,116,505
Terumo Corp.	271,400	8,080,453
Toyo Suisan Kaisha Ltd.	259,600	10,690,757
USS Co. Ltd.	129,200	2,544,095
Yokogawa Electric Corp.	180,700	3,539,752

		176,849,161

Netherlands (2.0%)
Euronext NV (m)	33,138	2,507,685
Heineken NV	148,097	16,526,883

		19,034,568

South Korea (0.8%)
Samsung Electronics Co. Ltd.	186,299	7,583,296

Spain (2.3%)
Amadeus IT Group SA	265,552	21,034,475

Sweden (0.6%)
Svenska Handelsbanken AB, Class A	541,472	5,357,489

Switzerland (13.1%)
Chocoladefabriken Lindt & Spruengli AG	110	800,604
Cie Financiere Richemont SA (Registered)	76,967	6,531,393
Geberit AG (Registered)	8,503	3,971,899
Givaudan SA (Registered)	11,419	32,238,029
Julius Baer Group Ltd.*	53,263	2,371,246
Nestle SA (Registered)	469,574	48,612,117
Schindler Holding AG	16,613	3,698,018
SGS SA (Registered)	5,322	13,558,507
Sika AG (Registered)	23,121	3,945,870
UBS Group AG (Registered)*	528,134	6,275,716

		122,003,399

Taiwan (1.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	432,198	16,929,196

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Kingdom (14.3%)
Compass Group plc	732,435	$17,552,040
Croda International plc	33,876	2,202,666
Diageo plc	570,820	24,531,050
Experian plc	322,110	9,752,076
Halma plc	369,761	9,485,475
Hiscox Ltd.	272,600	5,857,507
IMI plc	625,557	8,246,143
Intertek Group plc	131,504	9,188,533
Reckitt Benckiser Group plc	259,429	20,472,759
RELX plc	177,598	4,297,425
Rentokil Initial plc	434,951	2,195,655
Spectris plc	165,204	6,038,067
Spirax-Sarco Engineering plc	111,145	12,964,498

		132,783,894

United States (12.1%)
Analog Devices, Inc.	164,838	18,605,265
ANSYS, Inc.*	75,540	15,472,103
Cadence Design Systems, Inc.*	445,223	31,526,241
Colgate-Palmolive Co.	282,029	20,213,019
Core Laboratories NV	68,557	3,584,160
Dentsply Sirona, Inc.	81,998	4,785,403
Nordson Corp.	60,301	8,521,134
Texas Instruments, Inc.	85,499	9,811,865

		112,519,190

Total Common Stocks (95.8%) (Cost $799,179,822)		892,406,207

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	7,235,733	7,238,627

Total Short-Term Investment (0.8%) (Cost $7,238,015)		7,238,627

Total Investments in Securities (96.6%) (Cost $806,417,837)		899,644,834
Other Assets Less Liabilities (3.4%)		31,847,321

Net Assets (100%)		$931,492,155

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $2,507,685 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
USD	— United States Dollar

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Consumer Staples	$286,796,377	30.8%
Information Technology	220,671,593	23.7
Industrials	166,563,618	17.9
Materials	58,548,732	6.3
Real Estate	40,698,068	4.4
Health Care	38,784,162	4.1
Financials	37,254,893	4.0
Consumer Discretionary	33,445,824	3.6
Investment Company	7,238,627	0.8
Communication Services	6,058,780	0.6
Energy	3,584,160	0.4
Cash and Other	31,847,321	3.4

		100.0%

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	115,575	CAD	151,275	State Street Bank & Trust	7/3/2019	58
USD	656	HKD	5,122	HSBC Bank plc	7/3/2019	—

Total unrealized appreciation						58

USD	283,928	CAD	371,982	Morgan Stanley	7/3/2019	(126)
USD	33,369,872	JPY	3,645,525,000	BNP Paribas	8/22/2019	(575,766)

Total unrealized depreciation						(575,892)

Net unrealized depreciation						(575,834)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$6,712,464	$—	$6,712,464
Canada	14,334,316	—	—	14,334,316
Denmark	—	4,893,975	—	4,893,975
Finland	—	1,421,175	—	1,421,175
France	—	122,642,866	—	122,642,866
Germany	—	106,129,054	—	106,129,054
Hong Kong	—	330,116	—	330,116
Ireland	4,676,255	11,757,710	—	16,433,965
Israel	5,413,608	—	—	5,413,608
Japan	—	176,849,161	—	176,849,161
Netherlands	—	19,034,568	—	19,034,568
South Korea	—	7,583,296	—	7,583,296
Spain	—	21,034,475	—	21,034,475
Sweden	—	5,357,489	—	5,357,489
Switzerland	—	122,003,399	—	122,003,399
Taiwan	16,929,196	—	—	16,929,196
United Kingdom	—	132,783,894	—	132,783,894
United States	112,519,190	—	—	112,519,190
Forward Currency Contracts	—	58	—	58
Short-Term Investment
Investment Company	7,238,627	—	—	7,238,627

Total Assets	$161,111,192	$738,533,700	$—	$899,644,892

Liabilities:
Forward Currency Contracts	$—	$(575,892)	$—	$(575,892)

Total Liabilities	$—	$(575,892)	$—	$(575,892)

Total	$161,111,192	$737,957,808	$—	$899,069,000

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$58

Total		$58

	Liability Derivatives
Foreign exchange contracts	Payables	$(575,892)

Total		$(575,892)

See Notes to Financial Statements.

1183

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EQ/MFS INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(311,421)	$(311,421)

Total	$(311,421)	$(311,421)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$168,398	$168,398

Total	$168,398	$168,398

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $33,163,000 during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
State Street Bank & Trust	$58	$—	$—	$58

Total	$58	$—	$—	$58

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$575,766	$—	$—	$575,766
Morgan Stanley	126	—	—	126

Total	$575,892	$—	$—	$575,892

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$62,356,655
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,092,838

See Notes to Financial Statements.

1184

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EQ/MFS INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,522,969
Aggregate gross unrealized depreciation	(24,140,937)

Net unrealized appreciation	$93,382,032

Federal income tax cost of investments in securities and derivative instruments, if applicable	$805,686,968

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $806,417,837)	$899,644,834
Cash	25,448,749
Foreign cash (Cost $1,163,605)	1,163,598
Receivable for securities sold	11,191,586
Dividends, interest and other receivables	2,278,479
Receivable for Portfolio shares sold	264,882
Deferred offering cost	49,577
Unrealized appreciation on forward foreign currency contracts	58
Other assets	10,831

Total assets	940,052,594

LIABILITIES
Payable for securities purchased	6,812,629
Unrealized depreciation on forward foreign currency contracts	575,892
Investment management fees payable	565,006
Payable for Portfolio shares redeemed	307,290
Distribution fees payable – Class IB	188,568
Administrative fees payable	71,859
Accrued expenses	39,195

Total liabilities	8,560,439

NET ASSETS	$931,492,155

Net assets were comprised of:
Paid in capital	$831,531,552
Total distributable earnings (loss)	99,960,603

Net assets	$931,492,155

Class IB
Net asset value, offering and redemption price per share, $931,492,155 / 32,370,931 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.78

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,179,175 foreign withholding tax)	$11,993,074
Interest	231,284

Total income	12,224,358

EXPENSES
Investment management fees	3,734,581
Distribution fees – Class IB	1,085,634
Administrative fees	415,712
Offering costs	79,410
Printing and mailing expenses	37,820
Custodian fees	34,553
Professional fees	30,633
Trustees’ fees	12,773
Tax expense	3,961
Miscellaneous	4,206

Gross expenses	5,439,283
Less: Waiver from investment manager	(439,788)

Net expenses	4,999,495

NET INVESTMENT INCOME (LOSS)	7,224,863

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	240,038
Forward foreign currency contracts	(311,421)
Foreign currency transactions	87,004

Net realized gain (loss)	15,621

Change in unrealized appreciation (depreciation) on:
Investments in securities	127,308,693
Forward foreign currency contracts	168,398
Foreign currency translations	20,326

Net change in unrealized appreciation (depreciation)	127,497,417

NET REALIZED AND UNREALIZED GAIN (LOSS)	127,513,038

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$134,737,901

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,224,863	$(343,993)
Net realized gain (loss)	15,621	(29,998)
Net change in unrealized appreciation (depreciation)	127,497,417	(34,822,689)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	134,737,901	(35,196,680)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,633,571 and 2,249,349 shares, respectively ]	44,299,217	57,346,151
Capital shares sold in-kind (Note 8) [ 0 and 30,134,504 shares, respectively ]	—	774,155,411
Capital shares repurchased [ (1,141,566) and (504,927) shares, respectively ]	(31,098,506)	(12,751,339)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,200,711	818,750,223

TOTAL INCREASE (DECREASE) IN NET ASSETS	147,938,612	783,553,543
NET ASSETS:
Beginning of period	783,553,543	—

End of period	$931,492,155	$783,553,543

* Commencement of Operations.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$24.58		$25.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	##	(0.01)
Net realized and unrealized gain (loss)	3.98		(1.10)

Total from investment operations	4.20		(1.11)

Net asset value, end of period	$28.78		$24.58

Total return (b)	17.09%		(4.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$931,492		$783,554
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.15	%(j)
Before waivers (a)(f)	1.25%		1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.66	%(aa)	(0.22	)%(l)
Before waivers (a)(f)	1.56	%(aa)	(0.36	)%(l)
Portfolio turnover rate (z)^	7%		1%
*	Commencement of Operations.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12 for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.79% lower.

See Notes to Financial Statements.

1188

EQ/MFS TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	56.1%
Communication Services	19.9
Consumer Discretionary	12.2
Industrials	5.8
Health Care	2.4
Financials	1.1
Investment Company	0.5
Cash and Other	2.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,260.00	$6.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.70

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.14%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

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EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.9%)
Entertainment (2.8%)
Activision Blizzard, Inc.	5,226	$246,667
Electronic Arts, Inc.*	42,115	4,264,565
Netflix, Inc.*	3,753	1,378,552
Spotify Technology SA*	7,382	1,079,396

		6,969,180

Interactive Media & Services (16.1%)
Alphabet, Inc., Class A*	20,701	22,415,043
Facebook, Inc., Class A*	87,579	16,902,747

		39,317,790

Media (1.0%)
Altice USA, Inc., Class A*	97,802	2,381,479

Total Communication Services		48,668,449

Consumer Discretionary (12.2%)
Diversified Consumer Services (0.9%)
Grand Canyon Education, Inc.*	19,097	2,234,731

Internet & Direct Marketing Retail (11.3%)
Alibaba Group Holding Ltd. (ADR)*	8,387	1,421,177
Amazon.com, Inc.*	13,154	24,908,809
Chewy, Inc., Class A*	21,166	740,810
RealReal, Inc. (The)*	19,837	573,289

		27,644,085

Total Consumer Discretionary		29,878,816

Financials (1.1%)
Capital Markets (1.1%)
Nasdaq, Inc.	17,103	1,644,795
Tradeweb Markets, Inc., Class A	25,453	1,115,096

Total Financials		2,759,891

Health Care (2.4%)
Health Care Equipment & Supplies (0.1%)
Senseonics Holdings, Inc.*	131,022	267,285

Health Care Providers & Services (0.7%)
Guardant Health, Inc.*	18,844	1,626,802

Life Sciences Tools & Services (1.6%)
Adaptive Biotechnologies Corp.*	454	21,928
Bio-Techne Corp.	13,307	2,774,377
Illumina, Inc.*	3,413	1,256,496

		4,052,801

Total Health Care		5,946,888

Industrials (5.8%)
Aerospace & Defense (2.1%)
Harris Corp.	18,674	3,531,814
Northrop Grumman Corp.	4,603	1,487,275

		5,019,089

Professional Services (2.5%)
IHS Markit Ltd.*	38,730	2,467,875
TransUnion	26,292	1,932,725
Verisk Analytics, Inc.	12,069	1,767,626

		6,168,226

Road & Rail (1.2%)
Uber Technologies, Inc.*	62,480	2,897,823

Total Industrials		14,085,138

Information Technology (56.1%)
Electronic Equipment, Instruments & Components (1.6%)
Amphenol Corp., Class A	21,315	2,044,961
FLIR Systems, Inc.	32,835	1,776,374

		3,821,335

IT Services (29.3%)
CACI International, Inc., Class A*	2,311	472,808
Cognizant Technology Solutions Corp., Class A	8,065	511,240
DXC Technology Co.	106,493	5,873,089
Endava plc (ADR)*	77,482	3,117,876
EPAM Systems, Inc.*	4,938	854,768
Fidelity National Information Services, Inc.	37,580	4,610,314
First Data Corp., Class A*	65,503	1,773,166
Fiserv, Inc.*	53,390	4,867,032
FleetCor Technologies, Inc.*	9,000	2,527,650
Global Payments, Inc.	37,340	5,979,254
GoDaddy, Inc., Class A*	46,469	3,259,800
Mastercard, Inc., Class A	39,609	10,477,769
PayPal Holdings, Inc.*	55,573	6,360,886
Presidio, Inc.	83,688	1,144,015
Square, Inc., Class A*	17,934	1,300,753
Total System Services, Inc.	41,283	5,295,371
Visa, Inc., Class A	68,320	11,856,936
Wix.com Ltd.*	9,741	1,384,196

		71,666,923

Semiconductors & Semiconductor Equipment (3.0%)
Applied Materials, Inc.	71,109	3,193,505
Microchip Technology, Inc.	46,445	4,026,782
Silicon Laboratories, Inc.*	1,241	128,319

		7,348,606

Software (19.9%)
Adobe, Inc.*	32,251	9,502,757
Autodesk, Inc.*	16,631	2,709,190
Blue Prism Group plc*	36,204	635,406
Constellation Software, Inc.	2,438	2,297,813
DocuSign, Inc.*	18,230	906,213
HubSpot, Inc.*	7,809	1,331,591
Microsoft Corp.	99,871	13,378,719
New Relic, Inc.*	11,838	1,024,105
Pagerduty, Inc.*	884	41,592
Pluralsight, Inc., Class A*	48,912	1,483,012
Rapid7, Inc.*	8,941	517,148
RingCentral, Inc., Class A*	13,587	1,561,418
salesforce.com, Inc.*	58,575	8,887,585
ServiceNow, Inc.*	11,087	3,044,158
Zendesk, Inc.*	15,314	1,363,405

		48,684,112

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	27,487	5,440,227

Total Information Technology		136,961,203

Total Common Stocks (97.5%) (Cost $208,617,687)		238,300,385

See Notes to Financial Statements.

1190

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	1,178,436	$1,178,907

Total Short-Term Investment (0.5%) (Cost $1,178,872)		1,178,907

Total Investments in Securities (98.0%) (Cost $209,796,559)		239,479,292
Other Assets Less Liabilities (2.0%)		4,921,600

Net Assets (100%)		$244,400,892

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$48,668,449	$—	$—	$48,668,449
Consumer Discretionary	29,878,816	—	—	29,878,816
Financials	2,759,891	—	—	2,759,891
Health Care	5,946,888	—	—	5,946,888
Industrials	14,085,138	—	—	14,085,138
Information Technology	136,325,797	635,406	—	136,961,203
Short-Term Investment
Investment Company	1,178,907	—	—	1,178,907

Total Assets	$238,843,886	$635,406	$—	$239,479,292

Total Liabilities	$—	$—	$—	$—

Total	$238,843,886	$635,406	$—	$239,479,292

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$61	$61

Total	$61	$61

^ This Portfolio held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

1191

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $14,000 for four days during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$38,174,247
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$33,435,221

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,177,922
Aggregate gross unrealized depreciation	(4,521,061)

Net unrealized appreciation	$29,656,861

Federal income tax cost of investments in securities and derivative instruments, if applicable	$209,822,431

See Notes to Financial Statements.

1192

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $209,796,559)	$239,479,292
Cash	6,194,007
Foreign cash (Cost $1)	1
Receivable for Portfolio shares sold	241,655
Receivable for securities sold	199,985
Dividends, interest and other receivables	43,568
Deferred offering cost	12,905
Other assets	2,834

Total assets	246,174,247

LIABILITIES
Payable for securities purchased	1,365,769
Payable for Portfolio shares redeemed	170,852
Investment management fees payable	143,643
Distribution fees payable – Class IB	48,856
Administrative fees payable	18,618
Accrued expenses	25,617

Total liabilities	1,773,355

NET ASSETS	$244,400,892

Net assets were comprised of:
Paid in capital	$216,583,820
Total distributable earnings (loss)	27,817,072

Net assets	$244,400,892

Class IB
Net asset value, offering and redemption price per share, $244,400,892 / 11,786,429 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.74

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $12,212 foreign withholding tax)	$536,520
Interest	52,646

Total income	589,166

EXPENSES
Investment management fees	836,552
Distribution fees – Class IB	278,851
Administrative fees	106,777
Professional fees	21,982
Offering costs	20,672
Printing and mailing expenses	16,127
Custodian fees	3,720
Trustees’ fees	3,247
Miscellaneous	698

Gross expenses	1,288,626
Less: Waiver from investment manager	(16,094)

Net expenses	1,272,532

NET INVESTMENT INCOME (LOSS)	(683,366)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	459,562
Forward foreign currency contracts	61
Foreign currency transactions	(5)

Net realized gain (loss)	459,618

Change in unrealized appreciation (depreciation) on:
Investments in securities	49,612,255
Foreign currency translations	196

Net change in unrealized appreciation (depreciation)	49,612,451

NET REALIZED AND UNREALIZED GAIN (LOSS)	50,072,069

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,388,703

See Notes to Financial Statements.

1193

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(683,366)	$(186,019)
Net realized gain (loss)	459,618	(1,642,058)
Net change in unrealized appreciation (depreciation)	49,612,451	(19,929,574)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,388,703	(21,757,651)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,043,032 and 834,899 shares, respectively ]	20,220,301	14,898,405
Capital shares sold in-kind (Note 8) [ 0 and 10,950,530 shares, respectively ]	—	201,051,725
Capital shares repurchased [ (691,206) and (350,826) shares, respectively ]	(13,461,447)	(5,939,144)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,758,854	210,010,986

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,147,557	188,253,335
NET ASSETS:
Beginning of period	188,253,335	—

End of period	$244,400,892	$188,253,335

* Commencement of Operations.

See Notes to Financial Statements.

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EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$16.46		$18.36

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.06)		(0.02)
Net realized and unrealized gain (loss)	4.34		(1.88)

Total from investment operations	4.28		(1.90)

Net asset value, end of period	$20.74		$16.46

Total return (b)	26.00%		(10.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$244,401		$188,253
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14	%(j)	1.14	%(j)
Before waivers (a)(f)	1.15%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.61)%		(0.49	)%(l)
Before waivers (a)(f)	(0.63)%		(0.56	)%(l)
Portfolio turnover rate (z)^	15%		5%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1195

EQ/MFS UTILITIES SERIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Utilities	64.5%
Communication Services	17.0
Energy	12.6
Real Estate	1.6
Investment Company	1.6
Cash and Other	2.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ”Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,157.10	$5.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.60	5.25
Class K
Actual	1,000.00	1,158.60	4.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.84	4.00

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1196

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (17.0%)
Diversified Telecommunication Services (4.1%)
Cellnex Telecom SA(m)*	53,824	$1,991,555
Hellenic Telecommunications Organization SA*	113,200	1,673,356
Koninklijke KPN NV	356,539	1,094,635
Telesites SAB de CV*	641,128	394,823
TELUS Corp.	71,648	2,648,604

		7,802,973

Media (6.2%)
Altice USA, Inc., Class A*	163,978	3,992,864
Charter Communications, Inc., Class A*	5,530	2,185,346
Comcast Corp., Class A	93,912	3,970,599
NOS SGPS SA	289,117	1,900,204

		12,049,013

Wireless Telecommunication Services (6.7%)
Advanced Info Service PCL	274,300	1,931,974
KDDI Corp.	63,000	1,603,121
Millicom International Cellular SA	3,575	199,717
Millicom International Cellular SA (SDR)	41,894	2,357,233
Mobile TeleSystems PJSC (ADR)	124,340	1,157,605
Rogers Communications, Inc., Class B	22,186	1,187,613
Tele2 AB, Class B	185,276	2,703,477
Vodafone Group plc	608,819	999,863
XL Axiata Tbk. PT*	4,069,700	858,447

		12,999,050

Total Communication Services		32,851,036

Energy (8.2%)
Oil, Gas & Consumable Fuels (8.2%)
Cheniere Energy, Inc.*	49,383	3,380,266
Enbridge, Inc.	89,202	3,221,912
Equitrans Midstream Corp.	57,632	1,135,927
Plains GP Holdings LP, Class A*	43,230	1,079,453
TC Energy Corp.	88,674	4,395,950
Williams Cos., Inc. (The)	95,950	2,690,438

Total Energy		15,903,946

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
American Tower Corp. (REIT)	15,409	3,150,370

Total Real Estate		3,150,370

Utilities (60.4%)
Electric Utilities (31.4%)
American Electric Power Co., Inc.	53,598	4,717,160
Avangrid, Inc.	7,216	364,408
Duke Energy Corp.	24,806	2,188,882
Edison International	36,788	2,479,879
EDP—Energias de Portugal SA	504,464	1,917,058
Emera, Inc.	48,015	1,961,958
Enel SpA	722,767	5,046,210
Entergy Corp.	54,023	5,560,587
Equatorial Energia SA	45,800	1,101,719
Evergy, Inc.	59,244	3,563,527
Exelon Corp.	186,090	8,921,155
FirstEnergy Corp.	172,604	7,389,177
Iberdrola SA	461,746	4,602,600
Neoenergia SA	132,900	622,977
NextEra Energy, Inc.	35,870	7,348,328
SSE plc	222,458	3,169,768

		60,955,393

Gas Utilities (3.2%)
AltaGas Ltd.	175,607	2,656,466
APA Group	101,446	769,178
China Resources Gas Group Ltd.	476,000	2,361,202
South Jersey Industries, Inc.	12,050	406,446

		6,193,292

Independent Power and Renewable Electricity Producers (12.4%)
AES Corp.	150,397	2,520,653
Clearway Energy, Inc., Class A	45,505	736,271
EDP Renovaveis SA	978,572	10,036,863
NextEra Energy Partners LP	44,183	2,131,830
NRG Energy, Inc.	98,330	3,453,349
Vistra Energy Corp.	228,375	5,170,415

		24,049,381

Multi-Utilities (13.4%)
CenterPoint Energy, Inc.	184,678	5,287,331
Dominion Energy, Inc.	48,670	3,763,165
National Grid plc	185,167	1,965,407
NiSource, Inc.	67,563	1,945,814
Public Service Enterprise Group, Inc.	99,733	5,866,295
RWE AG	96,326	2,373,565
Sempra Energy	34,368	4,723,538

		25,925,115

Total Utilities		117,123,181

Total Common Stocks (87.2%) (Cost $150,746,189)		169,028,533

CONVERTIBLE PREFERRED STOCKS:
Utilities (4.1%)
Electric Utilities (1.4%)
NextEra Energy, Inc. 6.123%	42,755	2,776,082

Gas Utilities (0.3%)
South Jersey Industries, Inc. 7.250%	11,206	596,720

Multi-Utilities (2.4%)
CenterPoint Energy, Inc. 7.000%	9,003	452,130
Dominion Energy, Inc. 6.750%	40,138	2,018,540
Sempra Energy 6.750%	19,260	2,142,766

		4,613,436

Total Convertible Preferred Stocks (4.1%) (Cost $7,479,337)		7,986,238

PREFERRED STOCK:
Utilities (0.0%)
Multi-Utilities (0.0%)
Dominion Energy, Inc. 7.250%*	455	47,119

Total Preferred Stock (0.0%) (Cost $45,500)		47,119

See Notes to Financial Statements.

1197

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
MASTER LIMITED PARTNERSHIPS:
Energy (4.4%)
Oil, Gas & Consumable Fuels (4.4%)
Enable Midstream Partners LP	38,288	$524,928
Enterprise Products Partners LP	151,202	4,365,202
EQM Midstream Partners LP	54,182	2,420,852
Plains All American Pipeline LP	15,829	385,436
Western Midstream Partners LP	28,449	875,376

Total Master Limited Partnerships (4.4%) (Cost $8,917,042)		8,571,794

SHORT-TERM INVESTMENT:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, IM Shares	3,130,198	3,131,450

Total Short-Term Investment (1.6%) (Cost $3,131,138)		3,131,450

Total Investments in Securities (97.3%) (Cost $170,319,206)		188,765,134
Other Assets Less Liabilities (2.7%)		5,175,765

Net Assets (100%)		$193,940,899

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $1,991,555 or 1.0% of net assets.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	0.4%
Brazil	0.9
Canada	8.3
China	1.2
Colombia	1.3
Germany	1.2
Greece	0.8
Indonesia	0.4
Italy	2.6
Japan	0.8
Mexico	0.2
Netherlands	0.6
Portugal	2.0
Russia	0.6
Spain	8.6
Sweden	1.4
Thailand	1.0
United Kingdom	3.2
United States	61.8
Cash and Other	2.7

100.0%

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	45,049	USD	33,474	BNP Paribas	7/12/2019	935
CAD	313,347	USD	233,400	Citibank NA	7/12/2019	5,937
CAD	307,858	USD	230,059	Merrill Lynch International	7/12/2019	5,084
CAD	270,390	USD	201,036	Morgan Stanley	7/12/2019	5,491
CAD	64,649	USD	48,412	State Street Bank & Trust	7/12/2019	968
EUR	65,697	USD	74,744	BNP Paribas	7/12/2019	24
EUR	415,238	USD	469,711	Citibank NA	7/12/2019	2,858
EUR	370,501	USD	416,791	Merrill Lynch International	7/12/2019	4,864
EUR	1,002,376	USD	1,128,125	Morgan Stanley	7/12/2019	12,645
SEK	553,401	USD	58,670	Citibank NA	7/12/2019	971
SEK	598,114	USD	63,519	Merrill Lynch International	7/12/2019	940
USD	19,751	EUR	17,341	BNP Paribas	7/12/2019	15
USD	104,950	GBP	82,363	BNP Paribas	7/12/2019	299
USD	2,572,453	GBP	1,971,010	Citibank NA	7/12/2019	68,073
USD	613,660	GBP	481,244	Merrill Lynch International	7/12/2019	2,188
USD	27,251	GBP	21,348	Morgan Stanley	7/12/2019	126
USD	3,092,487	SEK	28,426,150	Merrill Lynch International	7/12/2019	28,982

Total unrealized appreciation						140,400

See Notes to Financial Statements.

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	193,000	USD	246,627	Morgan Stanley	7/12/2019	(1,399)
USD	21,016	CAD	27,726	BNP Paribas	7/12/2019	(161)
USD	508,147	CAD	683,659	Citibank NA	7/12/2019	(14,038)
USD	1,009,838	CAD	1,343,883	Merrill Lynch International	7/12/2019	(16,629)
USD	912,872	CAD	1,227,845	Morgan Stanley	7/12/2019	(24,967)
USD	8,744,308	CAD	11,621,762	Natwest Markets plc	7/12/2019	(132,490)
USD	37,188	CAD	49,305	UBS AG	7/12/2019	(472)
USD	1,581,001	EUR	1,410,000	BNP Paribas	7/12/2019	(23,675)
USD	796,304	EUR	703,206	Citibank NA	7/12/2019	(3,992)
USD	18,896,832	EUR	16,643,060	Merrill Lynch International	7/12/2019	(44,098)
USD	135,994	GBP	107,145	BNP Paribas	7/12/2019	(145)
USD	466,743	GBP	367,956	Citibank NA	7/12/2019	(785)
USD	80,052	GBP	63,243	Merrill Lynch International	7/12/2019	(305)
USD	46,013	GBP	36,408	Morgan Stanley	7/12/2019	(247)
USD	201,894	SEK	1,918,213	Citibank NA	7/12/2019	(4,833)

Total unrealized depreciation						(268,236)

Net unrealized depreciation						(127,836)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$15,537,454	$17,313,582	$—	$32,851,036
Energy	15,903,946	—	—	15,903,946
Real Estate	3,150,370	—	—	3,150,370
Utilities	84,258,353	32,864,828	—	117,123,181
Convertible Preferred Stocks
Utilities	7,986,238	—	—	7,986,238
Forward Currency Contracts	—	140,400	—	140,400
Master Limited Partnerships
Energy	8,571,794	—	—	8,571,794
Preferred Stock
Utilities	47,119	—	—	47,119
Short-Term Investment
Investment Company	3,131,450	—	—	3,131,450

Total Assets	$138,586,724	$50,318,810	$—	$188,905,534

Liabilities:
Forward Currency Contracts	$—	$(268,236)	$—	$(268,236)

Total Liabilities	$—	$(268,236)	$—	$(268,236)

Total	$138,586,724	$50,050,574	$—	$188,637,298

See Notes to Financial Statements.

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$140,400

Total		$140,400

	Liability Derivatives
Foreign exchange contracts	Payables	(268,236)

Total		$(268,236)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$470,958	$470,958

Total	$470,958	$470,958

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(344,193)	$(344,193)

Total	$(344,193)	$(344,193)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $37,142,000 during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$1,273	$(1,273)	$—	$—
Citibank NA	77,839	(23,648)	—	54,191
Merrill Lynch International	42,058	(42,058)	—	—
Morgan Stanley	18,262	(18,262)	—	—
State Street Bank & Trust	968	—	—	968

Total	$140,400	$(85,241)	$—	$55,159

See Notes to Financial Statements.

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$23,981	$(1,273)	$—	$22,708
Citibank NA	23,648	(23,648)	—	—
Merrill Lynch International	61,032	(42,058)	—	18,974
Morgan Stanley	26,613	(18,262)	—	8,351
Natwest Markets plc	132,490	—	—	132,490
UBS AG	472	—	—	472

Total	$268,236	$(85,241)	$—	$182,995

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,018,580
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$31,546,650

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,972,697
Aggregate gross unrealized depreciation	(1,712,790)

Net unrealized appreciation	$18,259,907

Federal income tax cost of investments in securities and derivative instruments, if applicable	$170,377,391

See Notes to Financial Statements.

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EQ/MFS UTILITIES SERIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $170,319,206)	$188,765,134
Cash	5,199,848
Receivable for securities sold	609,138
Dividends, interest and other receivables	319,703
Unrealized appreciation on forward foreign currency contracts	140,400
Receivable for Portfolio shares sold	82,024
Deferred offering cost	10,652
Other assets	2,233

Total assets	195,129,132

LIABILITIES
Foreign currency overdraft payable	4,002
Payable for securities purchased	541,820
Unrealized depreciation on forward foreign currency contracts	268,236
Payable for Portfolio shares redeemed	209,561
Investment management fees payable	95,050
Distribution fees payable - Class IB	39,602
Administrative fees payable	15,095
Accrued expenses	14,867

Total liabilities	1,188,233

NET ASSETS	$193,940,899

Net assets were comprised of:
Paid in capital	$174,155,895
Total distributable earnings (loss)	19,785,004

Net assets	$193,940,899

Class IB
Net asset value, offering and redemption price per share, $193,891,134 / 5,839,146 shares outstanding (unlimited amount authorized: $0.01 par value)	$33.21

Class K
Net asset value, offering and redemption price per share, $49,765 / 1,471 shares outstanding (unlimited amount authorized: $0.01 par value)	$33.83

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $181,151 foreign withholding tax)	$3,220,624
Interest	48,692

Total income	3,269,316

EXPENSES
Investment management fees	669,182
Distribution fees - Class IB	229,113
Administrative fees	87,756
Professional fees	21,522
Offering costs	17,063
Custodian fees	14,923
Printing and mailing expenses	14,827
Trustees’ fees	2,710
Miscellaneous	1,229

Gross expenses	1,058,325
Less: Waiver from investment manager	(97,022)

Net expenses	961,303

NET INVESTMENT INCOME (LOSS)	2,308,013

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,115,565)
Forward foreign currency contracts	470,958
Foreign currency transactions	6,849

Net realized gain (loss)	(637,758)

Change in unrealized appreciation (depreciation) on:
Investments in securities	25,042,159
Forward foreign currency contracts	(344,193)
Foreign currency translations	2,716

Net change in unrealized appreciation (depreciation)	24,700,682

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,062,924

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,370,937

See Notes to Financial Statements.

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EQ/MFS UTILITIES SERIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,308,013	$703,454
Net realized gain (loss)	(637,758)	(171,388)
Net change in unrealized appreciation (depreciation)	24,700,682	(6,380,960)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,370,937	(5,848,894)

Distributions to shareholders:
Class IB	—	(860,329)
Class K	—	(234)

Total distributions to shareholders	—	(860,563)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 294,127 and 421,810 shares, respectively ]	9,313,420	12,510,270
Capital shares sold in-kind (Note 8) [ 0 and 5,566,463 shares, respectively ]	—	166,103,256
Capital shares issued in reinvestment of dividends [ 0 and 28,641 shares, respectively ]	—	860,329
Capital shares repurchased [ (347,717) and (124,178) shares, respectively ]	(10,910,933)	(3,641,580)

Total Class IB transactions	(1,597,513)	175,832,275

Class K
Capital shares sold [ 21 and 129 shares, respectively ]	708	3,866
Capital shares sold in-kind (Note 8) [ 0 and 2,017 shares, respectively ]	—	61,252
Capital shares issued in reinvestment of dividends [ 0 and 8 shares, respectively ]	—	234
Capital shares repurchased [ (25) and (679) shares, respectively ]	(789)	(20,614)

Total Class K transactions	(81)	44,738

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,597,594)	175,877,013

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,773,343	169,167,556
NET ASSETS:
Beginning of period	169,167,556	—

End of period	$193,940,899	$169,167,556

* Commencement of Operations.

See Notes to Financial Statements.

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EQ/MFS UTILITIES SERIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$28.70		$29.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.39		0.12
Net realized and unrealized gain (loss)	4.12		(1.11)

Total from investment operations	4.51		(0.99)

Less distributions:
Dividends from net investment income	—		(0.15)

Net asset value, end of period	$33.21		$28.70

Total return (b)	15.71%		(3.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$193,891		$169,124
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05	%(j)	1.05	%(j)
Before waivers (a)(f)	1.15%		1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.52%		2.11	%(l)
Before waivers (a)(f)	2.41%		1.97	%(l)
Portfolio turnover rate (z)^	18%		10%

Class K	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$29.20		$30.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.44		0.14
Net realized and unrealized gain (loss)	4.19		(1.14)

Total from investment operations	4.63		(1.00)

Less distributions:
Dividends from net investment income	—		(0.16)

Net asset value, end of period	$33.83		$29.20

Total return (b)	15.86%		(3.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50		$43
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80	%(j)	0.80	%(j)
Before waivers (a)(f)	0.90%		0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.76%		2.36	%(l)
Before waivers (a)(f)	2.66%		2.23	%(l)
Portfolio turnover rate (z)^	18%		10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1204

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	16.0%
Industrials	16.0
Information Technology	15.5
Consumer Discretionary	12.2
Real Estate	10.0
Health Care	9.6
Materials	6.3
Utilities	4.6
Energy	3.1
Consumer Staples	2.6
Communication Services	2.5
Repurchase Agreements	0.5
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,175.47	$3.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.26	3.58
Class IB
Actual	1,000.00	1,175.21	3.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.26	3.58
Class K
Actual	1,000.00	1,177.09	2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.49	2.33

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.71%, 0.71% and 0.46%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1205

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Entertainment (0.9%)
Cinemark Holdings, Inc.	119,304	$4,306,874
Live Nation Entertainment, Inc.*	156,500	10,368,125
World Wrestling Entertainment, Inc., Class A (x)	48,900	3,531,069

		18,206,068

Interactive Media & Services (0.2%)
Cars.com, Inc.*	68,600	1,352,792
Yelp, Inc.*	79,544	2,718,814

		4,071,606

Media (1.2%)
AMC Networks, Inc., Class A*	50,759	2,765,858
Cable One, Inc.	5,600	6,557,544
John Wiley & Sons, Inc., Class A	50,440	2,313,179
Meredith Corp. (x)	44,814	2,467,459
New York Times Co. (The), Class A (x)	159,136	5,191,016
TEGNA, Inc.	242,300	3,670,845

		22,965,901

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	105,185	3,197,624

Total Communication Services		48,441,199

Consumer Discretionary (12.2%)
Auto Components (1.0%)
Adient plc	97,400	2,363,898
Dana, Inc.	161,200	3,214,328
Delphi Technologies plc	98,500	1,970,000
Gentex Corp.	286,217	7,043,800
Goodyear Tire & Rubber Co. (The)	260,398	3,984,090
Visteon Corp. (x)*	31,600	1,851,128

		20,427,244

Automobiles (0.2%)
Thor Industries, Inc.	58,530	3,421,079

Distributors (0.4%)
Pool Corp.	44,552	8,509,432

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	63,315	2,852,341
Graham Holdings Co., Class B	4,900	3,381,147
Service Corp. International	204,087	9,547,190
Sotheby’s*	37,034	2,152,786
Weight Watchers International, Inc. (x)*	43,500	830,850

		18,764,314

Hotels, Restaurants & Leisure (4.2%)
Boyd Gaming Corp.	89,500	2,411,130
Brinker International, Inc. (x)	42,003	1,652,818
Caesars Entertainment Corp.*	655,602	7,749,216
Cheesecake Factory, Inc. (The) (x)	46,528	2,034,204
Churchill Downs, Inc.	39,619	4,558,958
Cracker Barrel Old Country Store, Inc. (x)	27,000	4,609,710
Domino’s Pizza, Inc.	46,118	12,833,717
Dunkin’ Brands Group, Inc.	92,546	7,372,215
Eldorado Resorts, Inc. (x)*	72,900	3,358,503
International Speedway Corp., Class A	26,681	1,197,710
Jack in the Box, Inc.	28,913	2,353,229
Marriott Vacations Worldwide Corp.	43,700	4,212,680
Papa John’s International, Inc. (x)	25,241	1,128,778
Penn National Gaming, Inc.*	119,400	2,299,644
Scientific Games Corp., Class A*	62,400	1,236,768
Six Flags Entertainment Corp.	80,181	3,983,392
Texas Roadhouse, Inc.	74,800	4,014,516
Wendy’s Co. (The)	204,071	3,995,710
Wyndham Destinations, Inc.	104,800	4,600,720
Wyndham Hotels & Resorts, Inc.	109,000	6,075,660

		81,679,278

Household Durables (1.6%)
Helen of Troy Ltd.*	28,000	3,656,520
KB Home	94,670	2,435,859
NVR, Inc.*	3,780	12,739,545
Tempur Sealy International, Inc.*	51,510	3,779,289
Toll Brothers, Inc.	148,253	5,429,025
TRI Pointe Group, Inc.*	159,300	1,906,821
Tupperware Brands Corp.	54,555	1,038,181

		30,985,240

Leisure Products (0.8%)
Brunswick Corp.	97,535	4,475,881
Mattel, Inc. (x)*	386,918	4,337,351
Polaris Industries, Inc.	64,310	5,867,001

		14,680,233

Multiline Retail (0.3%)
Dillard’s, Inc., Class A (x)	19,900	1,239,372
Ollie’s Bargain Outlet Holdings, Inc.*	58,300	5,078,513

		6,317,885

Specialty Retail (1.9%)
Aaron’s, Inc.	75,786	4,654,018
American Eagle Outfitters, Inc.	183,227	3,096,537
AutoNation, Inc.*	63,900	2,679,966
Bed Bath & Beyond, Inc. (x)	147,900	1,718,598
Dick’s Sporting Goods, Inc.	75,586	2,617,543
Five Below, Inc.*	62,700	7,525,254
Michaels Cos., Inc. (The)*	100,956	878,317
Murphy USA, Inc.*	33,500	2,815,005
Sally Beauty Holdings, Inc.*	135,000	1,800,900
Signet Jewelers Ltd.	58,400	1,044,192
Urban Outfitters, Inc.*	76,800	1,747,200
Williams-Sonoma, Inc. (x)	88,241	5,735,665

		36,313,195

See Notes to Financial Statements.

1206

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	50,620	$4,937,475
Deckers Outdoor Corp.*	32,713	5,756,506
Skechers U.S.A., Inc., Class A*	150,500	4,739,245

		15,433,226

Total Consumer Discretionary		236,531,126

Consumer Staples (2.6%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	9,854	3,722,447

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	41,106	6,412,125
Sprouts Farmers Market, Inc.*	132,100	2,495,369

		8,907,494

Food Products (1.6%)
Flowers Foods, Inc.	205,996	4,793,527
Hain Celestial Group, Inc. (The)*	100,264	2,195,782
Ingredion, Inc.	74,709	6,162,745
Lancaster Colony Corp.	21,888	3,252,557
Post Holdings, Inc.*	74,754	7,772,173
Sanderson Farms, Inc.	21,900	2,990,664
Tootsie Roll Industries, Inc. (x)	21,138	780,626
TreeHouse Foods, Inc.*	62,900	3,402,890

		31,350,964

Household Products (0.1%)
Energizer Holdings, Inc. (x)	71,188	2,750,704

Personal Products (0.2%)
Edgewell Personal Care Co.*	60,588	1,632,847
Nu Skin Enterprises, Inc., Class A	62,100	3,062,772

		4,695,619

Total Consumer Staples		51,427,228

Energy (3.1%)
Energy Equipment & Services (0.9%)
Apergy Corp.*	86,600	2,904,564
Core Laboratories NV (x)	49,700	2,598,316
Ensco Rowan plc, Class A (x)	220,453	1,880,464
McDermott International, Inc.*	203,433	1,965,163
Oceaneering International, Inc.*	110,724	2,257,663
Patterson-UTI Energy, Inc.	233,575	2,688,448
Transocean Ltd. (x)*	568,690	3,645,303

		17,939,921

Oil, Gas & Consumable Fuels (2.2%)
Callon Petroleum Co.*	255,262	1,682,177
Chesapeake Energy Corp. (x)*	1,171,200	2,283,840
CNX Resources Corp.*	218,900	1,600,159
EQT Corp.	286,200	4,524,822
Equitrans Midstream Corp.	228,520	4,504,129
Matador Resources Co.*	116,249	2,311,030
Murphy Oil Corp.	182,800	4,506,020
Oasis Petroleum, Inc.*	303,000	1,721,040
PBF Energy, Inc., Class A	134,183	4,199,928
QEP Resources, Inc.*	266,602	1,927,532
Range Resources Corp. (x)	233,500	1,629,830
SM Energy Co.	115,662	1,448,088
Southwestern Energy Co.*	606,192	1,915,567
World Fuel Services Corp.	75,300	2,707,788
WPX Energy, Inc.*	444,600	5,117,346

		42,079,296

Total Energy		60,019,217

Financials (16.0%)
Banks (7.0%)
Associated Banc-Corp.	183,586	3,881,008
BancorpSouth Bank	102,989	2,990,801
Bank of Hawaii Corp.	45,878	3,803,745
Bank OZK	135,400	4,074,186
Cathay General Bancorp	85,547	3,071,993
Chemical Financial Corp.	80,057	3,291,143
Commerce Bancshares, Inc.	110,181	6,573,399
Cullen/Frost Bankers, Inc.	70,646	6,616,704
East West Bancorp, Inc.	162,976	7,622,388
First Financial Bankshares, Inc.	152,018	4,680,634
First Horizon National Corp.	353,200	5,273,276
FNB Corp.	363,760	4,281,455
Fulton Financial Corp.	189,037	3,094,536
Hancock Whitney Corp.	95,954	3,843,917
Home BancShares, Inc.	173,100	3,333,906
International Bancshares Corp.	60,952	2,298,500
PacWest Bancorp	133,082	5,167,574
Pinnacle Financial Partners, Inc.	81,005	4,656,167
Prosperity Bancshares, Inc.	74,339	4,910,091
Signature Bank	61,700	7,455,828
Sterling Bancorp	234,700	4,994,416
Synovus Financial Corp.	176,342	6,171,970
TCF Financial Corp.	183,842	3,822,075
Texas Capital Bancshares, Inc.*	56,268	3,453,167
Trustmark Corp.	72,463	2,409,395
UMB Financial Corp.	49,457	3,255,260
Umpqua Holdings Corp.	246,900	4,096,071
United Bankshares, Inc.	114,388	4,242,651
Valley National Bancorp	371,600	4,005,848
Webster Financial Corp.	103,172	4,928,526
Wintrust Financial Corp.	63,470	4,643,465

		136,944,095

Capital Markets (2.6%)
Eaton Vance Corp.	127,722	5,508,650
Evercore, Inc., Class A	46,000	4,074,220
FactSet Research Systems, Inc.	42,920	12,299,155
Federated Investors, Inc., Class B	107,675	3,499,437
Interactive Brokers Group, Inc., Class A	84,064	4,556,269
Janus Henderson Group plc	183,549	3,927,949
Legg Mason, Inc.	97,000	3,713,160
SEI Investments Co.	143,452	8,047,657
Stifel Financial Corp.	79,200	4,677,552

		50,304,049

Consumer Finance (0.6%)
Green Dot Corp., Class A*	53,517	2,616,981
Navient Corp.	238,500	3,255,525
SLM Corp.	484,155	4,705,987

		10,578,493

See Notes to Financial Statements.

1207

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (5.2%)
Alleghany Corp.*	16,237	$11,059,183
American Financial Group, Inc.	79,389	8,134,991
Brighthouse Financial, Inc.*	129,717	4,759,317
Brown & Brown, Inc.	262,182	8,783,097
CNO Financial Group, Inc.	179,184	2,988,789
First American Financial Corp.	125,524	6,740,639
Genworth Financial, Inc., Class A*	563,800	2,091,698
Hanover Insurance Group, Inc. (The)	45,614	5,852,276
Kemper Corp.	69,991	6,039,523
Mercury General Corp.	30,336	1,896,000
Old Republic International Corp.	318,987	7,138,929
Primerica, Inc.	47,400	5,685,630
Reinsurance Group of America, Inc.	70,099	10,937,547
RenaissanceRe Holdings Ltd.	49,502	8,811,851
WR Berkley Corp.	162,023	10,682,176

		101,601,646

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc. (x)*	8,400	3,528,252
New York Community Bancorp, Inc.	523,445	5,223,981
Washington Federal, Inc.	90,033	3,144,853

		11,897,086

Total Financials		311,325,369

Health Care (9.6%)
Biotechnology (0.7%)
Exelixis, Inc.*	338,000	7,223,060
Ligand Pharmaceuticals, Inc. (x)*	22,000	2,511,300
United Therapeutics Corp.*	49,058	3,829,467

		13,563,827

Health Care Equipment & Supplies (3.8%)
Avanos Medical, Inc.*	53,200	2,320,052
Cantel Medical Corp.	40,700	3,282,048
Globus Medical, Inc., Class A*	85,755	3,627,437
Haemonetics Corp.*	57,400	6,907,516
Hill-Rom Holdings, Inc.	74,809	7,826,518
ICU Medical, Inc.*	18,700	4,710,717
Inogen, Inc.*	20,100	1,341,876
Integra LifeSciences Holdings Corp.*	79,400	4,434,490
LivaNova plc*	54,141	3,895,986
Masimo Corp.*	55,027	8,189,118
NuVasive, Inc.*	58,100	3,401,174
STERIS plc	94,720	14,101,914
West Pharmaceutical Services, Inc.	82,356	10,306,853

		74,345,699

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc. (x)*	99,300	3,470,535
Amedisys, Inc.*	32,698	3,969,864
Chemed Corp.	17,900	6,459,036
Covetrus, Inc.*	107,545	2,630,551
Encompass Health Corp.	110,700	7,013,952
HealthEquity, Inc.*	61,100	3,995,940
MEDNAX, Inc.*	96,860	2,443,778
Molina Healthcare, Inc.*	70,200	10,048,428
Patterson Cos., Inc.	92,700	2,122,830
Tenet Healthcare Corp.*	93,500	1,931,710

		44,086,624

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	186,386	2,167,669
Medidata Solutions, Inc.*	69,799	6,317,508

		8,485,177

Life Sciences Tools & Services (1.7%)
Bio-Rad Laboratories, Inc., Class A*	22,484	7,028,274
Bio-Techne Corp.	42,409	8,841,852
Charles River Laboratories International, Inc.*	54,650	7,754,835
PRA Health Sciences, Inc.*	66,200	6,563,730
Syneos Health, Inc.*	68,500	3,499,665

		33,688,356

Pharmaceuticals (0.6%)
Catalent, Inc.*	163,200	8,847,072
Mallinckrodt plc*	93,891	861,919
Prestige Consumer Healthcare, Inc.*	58,000	1,837,440

		11,546,431

Total Health Care		185,716,114

Industrials (16.0%)
Aerospace & Defense (1.1%)
Axon Enterprise, Inc.*	67,267	4,319,214
Curtiss-Wright Corp.	47,900	6,089,527
Teledyne Technologies, Inc.*	40,585	11,115,014

		21,523,755

Air Freight & Logistics (0.3%)
XPO Logistics, Inc. (x)*	103,024	5,955,817

Airlines (0.3%)
JetBlue Airways Corp.*	337,056	6,232,165

Building Products (1.0%)
Lennox International, Inc.	39,564	10,880,100
Resideo Technologies, Inc.*	137,400	3,011,808
Trex Co., Inc. (x)*	65,498	4,696,207

		18,588,115

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	55,900	4,537,962
Clean Harbors, Inc.*	56,916	4,046,728
Deluxe Corp.	48,845	1,986,038
Healthcare Services Group, Inc. (x)	82,900	2,513,528
Herman Miller, Inc.	65,866	2,944,210
HNI Corp.	48,548	1,717,628
MSA Safety, Inc.	39,477	4,160,481
Stericycle, Inc.*	95,828	4,575,787

		26,482,362

See Notes to Financial Statements.

1208

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (1.5%)
AECOM*	176,201	$6,669,208
Dycom Industries, Inc.*	35,200	2,072,224
EMCOR Group, Inc.	62,800	5,532,680
Fluor Corp.	156,661	5,277,909
Granite Construction, Inc.	52,393	2,524,295
MasTec, Inc.*	69,200	3,565,876
Valmont Industries, Inc.	24,460	3,101,772

		28,743,964

Electrical Equipment (1.3%)
Acuity Brands, Inc.	44,700	6,164,577
EnerSys	48,000	3,288,000
Hubbell, Inc.	61,107	7,968,353
nVent Electric plc	178,000	4,412,620
Regal Beloit Corp.	47,929	3,916,278

		25,749,828

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	63,934	8,976,973

Machinery (5.1%)
AGCO Corp.	72,298	5,608,156
Colfax Corp.*	106,600	2,987,998
Crane Co.	57,010	4,756,914
Donaldson Co., Inc.	142,799	7,262,757
Graco, Inc.	186,523	9,359,724
IDEX Corp.	84,798	14,597,128
ITT, Inc.	98,297	6,436,487
Kennametal, Inc.	92,212	3,410,922
Lincoln Electric Holdings, Inc.	70,371	5,792,941
Nordson Corp.	57,983	8,193,578
Oshkosh Corp.	78,321	6,539,020
Terex Corp.	70,152	2,202,773
Timken Co. (The)	76,675	3,936,494
Toro Co. (The)	119,200	7,974,480
Trinity Industries, Inc.	145,429	3,017,652
Woodward, Inc.	62,685	7,093,435

		99,170,459

Marine (0.2%)
Kirby Corp.*	60,377	4,769,783

Professional Services (0.8%)
ASGN, Inc.*	59,100	3,581,460
Insperity, Inc.	42,071	5,138,552
ManpowerGroup, Inc.	67,016	6,473,746

		15,193,758

Road & Rail (1.8%)
Avis Budget Group, Inc.*	71,400	2,510,424
Genesee & Wyoming, Inc., Class A*	63,347	6,334,700
Knight-Swift Transportation Holdings, Inc.	139,616	4,584,990
Landstar System, Inc.	44,967	4,855,986
Old Dominion Freight Line, Inc.	72,600	10,836,276
Ryder System, Inc.	59,700	3,480,510
Werner Enterprises, Inc.	48,484	1,506,883

		34,109,769

Trading Companies & Distributors (0.7%)
GATX Corp.	40,519	3,212,752
MSC Industrial Direct Co., Inc., Class A	50,354	3,739,288
NOW, Inc.*	121,700	1,796,292
Watsco, Inc.	36,123	5,907,194

		14,655,526

Total Industrials		310,152,274

Information Technology (15.5%)
Communications Equipment (1.1%)
Ciena Corp.*	160,283	6,592,440
InterDigital, Inc.	35,536	2,288,518
Lumentum Holdings, Inc. (x)*	85,506	4,566,876
NetScout Systems, Inc.*	78,000	1,980,420
Plantronics, Inc.	36,705	1,359,553
ViaSat, Inc.*	63,800	5,156,316

		21,944,123

Electronic Equipment, Instruments & Components (4.1%)
Arrow Electronics, Inc.*	94,940	6,766,374
Avnet, Inc.	119,078	5,390,661
Belden, Inc.	44,200	2,632,994
Cognex Corp.	191,891	9,206,930
Coherent, Inc.*	27,100	3,695,627
Jabil, Inc.	155,800	4,923,280
Littelfuse, Inc.	27,689	4,898,461
National Instruments Corp.	125,529	5,270,963
SYNNEX Corp.	46,519	4,577,470
Tech Data Corp.*	40,868	4,274,793
Trimble, Inc.*	281,786	12,711,366
Vishay Intertechnology, Inc.	148,220	2,448,594
Zebra Technologies Corp., Class A*	60,544	12,683,363

		79,480,876

IT Services (3.1%)
CACI International, Inc., Class A*	27,864	5,700,696
CoreLogic, Inc.*	90,324	3,778,253
KBR, Inc.	158,461	3,952,017
Leidos Holdings, Inc.	161,550	12,899,767
LiveRamp Holdings, Inc.*	77,264	3,745,759
MAXIMUS, Inc.	71,500	5,186,610
Perspecta, Inc.	156,700	3,668,347
Sabre Corp.	307,689	6,830,696
Science Applications International Corp.	56,998	4,933,747
WEX, Inc.*	48,487	10,090,145

		60,786,037

Semiconductors & Semiconductor Equipment (3.6%)
Cirrus Logic, Inc.*	65,100	2,844,870
Cree, Inc.*	117,852	6,620,925
Cypress Semiconductor Corp.	409,900	9,116,176
First Solar, Inc.*	85,000	5,582,800
MKS Instruments, Inc.	60,900	4,743,501
Monolithic Power Systems, Inc.	44,400	6,028,632
Semtech Corp.*	74,641	3,586,500
Silicon Laboratories, Inc.*	48,550	5,020,070
Synaptics, Inc.*	38,600	1,124,804
Teradyne, Inc.	192,000	9,198,720
Universal Display Corp.	47,668	8,964,444
Versum Materials, Inc.	122,300	6,308,234

		69,139,676

See Notes to Financial Statements.

1209

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Software (3.4%)
ACI Worldwide, Inc.*	123,813	$4,251,738
Blackbaud, Inc.	55,100	4,600,850
CDK Global, Inc.	136,177	6,732,591
CommVault Systems, Inc.*	42,913	2,129,343
Fair Isaac Corp.*	32,477	10,198,427
j2 Global, Inc.	52,100	4,631,169
LogMeIn, Inc.	55,800	4,111,344
Manhattan Associates, Inc.*	72,300	5,012,559
PTC, Inc.*	115,947	10,407,403
Teradata Corp.*	131,175	4,702,624
Tyler Technologies, Inc.*	43,000	9,288,860

		66,066,908

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	134,530	4,183,883

Total Information Technology		301,601,503

Materials (6.3%)
Chemicals (2.7%)
Ashland Global Holdings, Inc.	70,307	5,622,451
Cabot Corp.	65,445	3,122,381
Chemours Co. (The)	183,600	4,406,400
Ingevity Corp.*	46,900	4,932,473
Minerals Technologies, Inc.	39,489	2,113,056
NewMarket Corp.	9,854	3,950,863
Olin Corp.	184,682	4,046,383
PolyOne Corp.	87,085	2,733,598
RPM International, Inc.	146,832	8,972,904
Scotts Miracle-Gro Co. (The)	44,165	4,350,252
Sensient Technologies Corp.	47,402	3,483,099
Valvoline, Inc.	210,802	4,116,963

		51,850,823

Construction Materials (0.2%)
Eagle Materials, Inc.	49,454	4,584,386

Containers & Packaging (1.2%)
AptarGroup, Inc.	70,780	8,800,785
Greif, Inc., Class A	29,401	957,003
Owens-Illinois, Inc.	173,800	3,001,526
Silgan Holdings, Inc.	87,142	2,666,545
Sonoco Products Co.	112,112	7,325,398

		22,751,257

Metals & Mining (1.9%)
Allegheny Technologies, Inc.*	141,156	3,557,131
Carpenter Technology Corp.	53,073	2,546,442
Commercial Metals Co.	132,063	2,357,325
Compass Minerals International, Inc.	37,969	2,086,397
Reliance Steel & Aluminum Co.	75,331	7,127,819
Royal Gold, Inc.	73,405	7,523,278
Steel Dynamics, Inc.	248,894	7,516,599
United States Steel Corp. (x)	193,100	2,956,361
Worthington Industries, Inc.	43,610	1,755,739

		37,427,091

Paper & Forest Products (0.3%)
Domtar Corp.	70,630	3,145,154
Louisiana-Pacific Corp.	138,266	3,625,334

		6,770,488

Total Materials		123,384,045

Real Estate (10.0%)
Equity Real Estate Investment Trusts (REITs) (9.6%)
Alexander & Baldwin, Inc. (REIT)	75,867	1,752,528
American Campus Communities, Inc. (REIT)	153,766	7,097,838
Brixmor Property Group, Inc. (REIT)	333,809	5,968,505
Camden Property Trust (REIT)	108,289	11,304,289
CoreCivic, Inc. (REIT)	133,331	2,767,952
CoreSite Realty Corp. (REIT)	41,300	4,756,521
Corporate Office Properties Trust (REIT)	125,302	3,304,214
Cousins Properties, Inc. (REIT)	162,752	5,886,740
CyrusOne, Inc. (REIT)	126,762	7,316,703
Douglas Emmett, Inc. (REIT)	181,200	7,219,008
EastGroup Properties, Inc. (REIT)	41,173	4,775,244
EPR Properties (REIT)	84,600	6,310,314
First Industrial Realty Trust, Inc. (REIT)	141,600	5,202,384
GEO Group, Inc. (The) (REIT)	135,715	2,851,372
Healthcare Realty Trust, Inc. (REIT)	144,655	4,530,595
Highwoods Properties, Inc. (REIT)	116,074	4,793,856
Hospitality Properties Trust (REIT)	184,198	4,604,950
JBG SMITH Properties (REIT)	135,100	5,314,834
Kilroy Realty Corp. (REIT)	113,090	8,347,173
Lamar Advertising Co. (REIT), Class A	95,811	7,732,906
Liberty Property Trust (REIT)	166,029	8,308,091
Life Storage, Inc. (REIT)	52,200	4,963,176
Mack-Cali Realty Corp. (REIT)	101,148	2,355,737
Medical Properties Trust, Inc. (REIT)	441,800	7,704,992
National Retail Properties, Inc. (REIT)	182,262	9,661,709
Omega Healthcare Investors, Inc. (REIT)	240,308	8,831,319
Pebblebrook Hotel Trust (REIT)	146,299	4,122,706
PotlatchDeltic Corp. (REIT)	75,698	2,950,708
PS Business Parks, Inc. (REIT)	22,416	3,777,768
Rayonier, Inc. (REIT)	145,185	4,399,105
Sabra Health Care REIT, Inc. (REIT)	200,999	3,957,670
Senior Housing Properties Trust (REIT)	266,275	2,202,094
Tanger Factory Outlet Centers, Inc. (REIT) (x)	105,400	1,708,534
Taubman Centers, Inc. (REIT)	68,423	2,793,711
Uniti Group, Inc. (REIT)	206,202	1,958,919
Urban Edge Properties (REIT)	134,790	2,335,911
Weingarten Realty Investors (REIT)	133,957	3,673,101

		187,543,177

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	51,382	7,228,933

Total Real Estate		194,772,110

See Notes to Financial Statements.

1210

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (4.6%)
Electric Utilities (1.5%)
ALLETE, Inc.	57,800	$4,809,538
Hawaiian Electric Industries, Inc.	121,963	5,311,489
IDACORP, Inc.	56,409	5,665,156
OGE Energy Corp.	224,149	9,539,781
PNM Resources, Inc.	89,215	4,541,936

		29,867,900

Gas Utilities (1.8%)
National Fuel Gas Co.	96,670	5,099,342
New Jersey Resources Corp.	99,900	4,972,023
ONE Gas, Inc.	59,000	5,327,700
Southwest Gas Holdings, Inc.	59,800	5,359,276
Spire, Inc.	56,809	4,767,411
UGI Corp.	195,055	10,417,888

		35,943,640

Multi-Utilities (0.8%)
Black Hills Corp.	60,862	4,757,582
MDU Resources Group, Inc.	221,810	5,722,698
NorthWestern Corp.	56,500	4,076,475

		14,556,755

Water Utilities (0.5%)
Aqua America, Inc.	241,589	9,994,537

Total Utilities		90,362,832

Total Common Stocks (98.4%) (Cost $1,308,053,360)		1,913,733,017

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $800,173, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $816,000. (xx)	$800,000	800,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $100,009, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $101,987. (xx)	99,986	99,986
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $3,681,519, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $3,755,150. (xx)	3,680,752	3,680,752
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $5,002,314, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/25/19-2/15/49; total market value $5,100,000. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		9,580,738

Total Short-Term Investments (0.5%) (Cost $9,580,738)		9,580,738

Total Investments in Securities (98.9%) (Cost $1,317,634,098)		1,923,313,755
Other Assets Less Liabilities (1.1%)		21,545,649

Net Assets (100%)		$1,944,859,404

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $68,890,432. This was collateralized by $62,182,311 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $9,580,738 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	142	9/2019	USD	27,690,000	335,363

					335,363

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$48,441,199	$—	$—	$48,441,199
Consumer Discretionary	236,531,126	—	—	236,531,126
Consumer Staples	51,427,228	—	—	51,427,228
Energy	60,019,217	—	—	60,019,217
Financials	311,325,369	—	—	311,325,369
Health Care	185,716,114	—	—	185,716,114
Industrials	310,152,274	—	—	310,152,274
Information Technology	301,601,503	—	—	301,601,503
Materials	123,384,045	—	—	123,384,045
Real Estate	194,772,110	—	—	194,772,110
Utilities	90,362,832	—	—	90,362,832
Futures	335,363	—	—	335,363
Short-Term Investments
Repurchase Agreements	—	9,580,738	—	9,580,738

Total Assets	$1,914,068,380	$9,580,738	$—	$1,923,649,118

Total Liabilities	$—	$—	$—	$—

Total	$1,914,068,380	$9,580,738	$—	$1,923,649,118

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$335,363	*

Total		$335,363

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$922,432	$922,432

Total	$922,432	$922,432

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$938,084	$938,084

Total	$938,084	$938,084

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $17,073,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$111,706,071
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$155,653,426

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$749,270,866
Aggregate gross unrealized depreciation	(143,498,149)

Net unrealized appreciation	$605,772,717

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,317,876,401

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,308,053,360)	$1,913,733,017
Repurchase Agreements (Cost $9,580,738)	9,580,738
Cash	19,385,558
Receivable for securities sold	13,595,679
Dividends, interest and other receivables	1,912,521
Due from broker for futures variation margin	1,310,259
Receivable for Portfolio shares sold	766,134
Due from Custodian	84,643
Securities lending income receivable	21,415
Receivable from sub-adviser	169
Other assets	20,891

Total assets	1,960,411,024

LIABILITIES
Payable for return of collateral on securities loaned	9,580,738
Payable for securities purchased	4,404,025
Investment management fees payable	540,389
Payable for Portfolio shares redeemed	415,695
Distribution fees payable – Class IB	360,229
Administrative fees payable	148,535
Distribution fees payable – Class IA	23,797
Trustees’ fees payable	532
Accrued expenses	77,680

Total liabilities	15,551,620

NET ASSETS	$1,944,859,404

Net assets were comprised of:
Paid in capital	$1,262,366,411
Total distributable earnings (loss)	682,492,993

Net assets	$1,944,859,404

Class IA
Net asset value, offering and redemption price per share, $119,017,608 / 8,222,844 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.47

Class IB
Net asset value, offering and redemption price per share, $1,797,564,677 / 126,392,608 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.22

Class K
Net asset value, offering and redemption price per share, $28,277,119 / 1,951,459 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.49

(x)	Includes value of securities on loan of $68,890,432.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $8,217 foreign withholding tax)	$16,273,171
Interest	180,455
Securities lending (net)	148,509

Total income	16,602,135

EXPENSES
Investment management fees	3,288,341
Distribution fees – Class IB	2,170,253
Administrative fees	899,481
Distribution fees – Class IA	143,726
Printing and mailing expenses	72,252
Professional fees	51,027
Custodian fees	34,723
Trustees’ fees	28,379
Miscellaneous	21,196

Gross expenses	6,709,378
Less: Waiver from investment manager	(32,959)

Net expenses	6,676,419

NET INVESTMENT INCOME (LOSS)	9,925,716

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	52,075,250
Futures contracts	922,432

Net realized gain (loss)	52,997,682

Change in unrealized appreciation (depreciation) on:
Investments in securities	231,185,334
Futures contracts	938,084

Net change in unrealized appreciation (depreciation)	232,123,418

NET REALIZED AND UNREALIZED GAIN (LOSS)	285,121,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$295,046,816

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,925,716	$18,606,685
Net realized gain (loss)	52,997,682	161,362,268
Net change in unrealized appreciation (depreciation)	232,123,418	(401,401,479)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	295,046,816	(221,432,526)

Distributions to shareholders:
Class IA	—	(10,101,549)
Class IB	—	(154,415,568)
Class K	—	(2,576,961)

Total distributions to shareholders	—	(167,094,078)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 314,709 and 1,031,954 shares, respectively ]	4,408,277	16,081,539
Capital shares issued in reinvestment of dividends and distributions [ 0 and 774,495 shares, respectively ]	—	10,101,549
Capital shares repurchased [ (465,288) and (1,247,738) shares, respectively ]	(6,519,497)	(19,480,516)

Total Class IA transactions	(2,111,220)	6,702,572

Class IB
Capital shares sold [ 3,511,580 and 5,797,924 shares, respectively ]	47,961,783	88,036,762
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,048,586 shares, respectively ]	—	154,415,568
Capital shares repurchased [ (5,888,873) and (12,376,477) shares, respectively ]	(80,721,829)	(188,457,807)

Total Class IB transactions	(32,760,046)	53,994,523

Class K
Capital shares sold [ 49,722 and 123,370 shares, respectively ]	701,552	1,903,260
Capital shares issued in reinvestment of dividends and distributions [ 0 and 197,623 shares, respectively ]	—	2,576,961
Capital shares repurchased [ (156,583) and (424,499) shares, respectively ]	(2,160,140)	(6,476,197)

Total Class K transactions	(1,458,588)	(1,995,976)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(36,329,854)	58,701,119

TOTAL INCREASE (DECREASE) IN NET ASSETS	258,716,962	(329,825,485)
NET ASSETS:
Beginning of period	1,686,142,442	2,015,967,927

End of period	$1,944,859,404	$1,686,142,442

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IA		2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.31	$15.35	$14.65	$12.97	$13.47	$12.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.14	0.11	0.16	0.11	0.09
Net realized and unrealized gain (loss)	2.09	(1.86)	2.12	2.42	(0.49)	1.03

Total from investment operations	2.16	(1.72)	2.23	2.58	(0.38)	1.12

Less distributions:
Dividends from net investment income	—	(0.15)	(0.12)	(0.15)	(0.12)	(0.11)
Distributions from net realized gains	—	(1.17)	(1.41)	(0.75)	—	—

Total dividends and distributions	—	(1.32)	(1.53)	(0.90)	(0.12)	(0.11)

Net asset value, end of period	$14.47	$12.31	$15.35	$14.65	$12.97	$13.47

Total return (b)	17.55%	(11.69)%	15.46%	19.89%	(2.81)%	8.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$119,018	$103,087	$119,960	$107,344	$78,134	$79,281
Ratio of expenses to average net assets:
After waivers (a)(f)	0.71%	0.72%	0.72%	0.72%	0.72%	0.72%
Before waivers (a)(f)	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.05%	0.93%	0.69%	1.14%	0.78%	0.66%
Before waivers (a)(f)	1.05%	0.93%	0.69%	1.14%	0.78%	0.66%
Portfolio turnover rate (z)^	6%	18%	18%	20%	20%	14%

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.10	$15.11	$14.44	$12.79	$13.29	$12.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.14	0.11	0.15	0.11	0.08
Net realized and unrealized gain (loss)	2.05	(1.83)	2.09	2.40	(0.49)	1.02

Total from investment operations	2.12	(1.69)	2.20	2.55	(0.38)	1.10

Less distributions:
Dividends from net investment income	—	(0.15)	(0.12)	(0.15)	(0.12)	(0.10)
Distributions from net realized gains	—	(1.17)	(1.41)	(0.75)	—	—

Total dividends and distributions	—	(1.32)	(1.53)	(0.90)	(0.12)	(0.10)

Net asset value, end of period	$14.22	$12.10	$15.11	$14.44	$12.79	$13.29

Total return (b)	17.52%	(11.68)%	15.47%	19.92%	(2.86)%	8.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,797,565	$1,557,718	$1,862,819	$1,674,669	$1,443,070	$1,516,938
Ratio of expenses to average net assets:
After waivers (a)(f)	0.71%	0.72%	0.72%	0.72%	0.72%	0.72%
Before waivers (a)(f)	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.05%	0.93%	0.69%	1.13%	0.78%	0.65%
Before waivers (a)(f)	1.05%	0.93%	0.69%	1.13%	0.78%	0.65%
Portfolio turnover rate (z)^	6%	18%	18%	20%	20%	14%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class K		2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.31	$15.35	$14.65	$12.97	$13.47	$12.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.18	0.14	0.19	0.14	0.12
Net realized and unrealized gain (loss)	2.09	(1.86)	2.13	2.43	(0.49)	1.03

Total from investment operations	2.18	(1.68)	2.27	2.62	(0.35)	1.15

Less distributions:
Dividends from net investment income	—	(0.19)	(0.16)	(0.19)	(0.15)	(0.14)
Distributions from net realized gains	—	(1.17)	(1.41)	(0.75)	—	—

Total dividends and distributions	—	(1.36)	(1.57)	(0.94)	(0.15)	(0.14)

Net asset value, end of period	$14.49	$12.31	$15.35	$14.65	$12.97	$13.47

Total return (b)	17.71%	(11.46)%	15.73%	20.20%	(2.56)%	9.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,277	$25,337	$33,189	$32,131	$27,291	$26,794
Ratio of expenses to average net assets:
After waivers (a)(f)	0.46%	0.47%	0.47%	0.47%	0.47%	0.47%
Before waivers (a)(f)	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.30%	1.17%	0.93%	1.38%	1.04%	0.90%
Before waivers (a)(f)	1.30%	1.17%	0.93%	1.38%	1.04%	0.90%
Portfolio turnover rate (z)^	6%	18%	18%	20%	20%	14%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1217

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	16.1%
Industrials	10.9
Exchange Traded Funds	10.1
Real Estate	10.0
Utilities	6.9
Information Technology	6.8
Consumer Discretionary	6.6
Materials	5.5
Energy	4.7
Health Care	4.7
Consumer Staples	3.6
Investment Company	3.6
Communication Services	3.0
Repurchase Agreements	0.6
Cash and Other	6.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,172.60	$5.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.71
Class IB
Actual	1,000.00	1,172.21	5.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.71
Class K
Actual	1,000.00	1,173.35	3.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.37	3.46

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.94%, 0.94% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Diversified Telecommunication Services (0.1%)
CenturyLink, Inc.	226,622	$2,665,075

Entertainment (1.0%)
Cinemark Holdings, Inc.	83,011	2,996,697
IMAX Corp.*	104,145	2,103,729
Liberty Media Corp.-Liberty Formula One, Class A*	6,303	226,025
Liberty Media Corp.-Liberty Formula One, Class C*	204,165	7,637,813
Lions Gate Entertainment Corp., Class A (x)	11,151	136,600
Lions Gate Entertainment Corp., Class B	20,399	236,832
Madison Square Garden Co. (The), Class A*	3,508	982,030
Take-Two Interactive Software, Inc.*	12,549	1,424,688
Viacom, Inc., Class A (x)	2,331	79,487
Viacom, Inc., Class B	73,517	2,195,953
Zynga, Inc., Class A*	138,345	848,055

		18,867,909

Interactive Media & Services (0.2%)
IAC/InterActiveCorp*	6,481	1,409,812
TripAdvisor, Inc.*	2,145	99,292
Zillow Group, Inc., Class A*	11,610	531,274
Zillow Group, Inc., Class C (x)*	25,796	1,196,676

		3,237,054

Media (1.4%)
CBS Corp. (Non-Voting), Class B	6,778	338,222
Discovery, Inc., Class A (x)*	32,291	991,334
Discovery, Inc., Class C*	72,877	2,073,350
DISH Network Corp., Class A*	46,458	1,784,452
Fox Corp., Class A	65,978	2,417,434
Fox Corp., Class B	30,571	1,116,758
GCI Liberty, Inc., Class A*	20,457	1,257,287
Interpublic Group of Cos., Inc. (The)	72,874	1,646,224
John Wiley & Sons, Inc., Class A	9,206	422,187
Liberty Broadband Corp., Class A*	5,367	551,942
Liberty Broadband Corp., Class C*	21,711	2,262,721
Liberty Media Corp.-Liberty SiriusXM, Class A*	17,560	663,944
Liberty Media Corp.-Liberty SiriusXM, Class C*	32,452	1,232,527
New York Times Co. (The), Class A	27,332	891,570
News Corp., Class A	79,908	1,077,959
News Corp., Class B	25,299	353,174
Nexstar Media Group, Inc., Class A	2,106	212,706
Omnicom Group, Inc.	21,231	1,739,880
Sinclair Broadcast Group, Inc., Class A	763	40,920
TEGNA, Inc.	248,101	3,758,730
Tribune Media Co., Class A	18,249	843,469

		25,676,790

Wireless Telecommunication Services (0.3%)
Millicom International Cellular SA (SDR)	56,117	3,157,512
Sprint Corp.*	118,211	776,646
Telephone & Data Systems, Inc.	20,910	635,664
United States Cellular Corp.*	2,895	129,320

		4,699,142

Total Communication Services		55,145,970

Consumer Discretionary (6.6%)
Auto Components (1.0%)
Aptiv plc	49,955	4,037,862
BorgWarner, Inc.	236,963	9,947,707
Gentex Corp.	53,162	1,308,317
Goodyear Tire & Rubber Co. (The)	48,599	743,565
Lear Corp.	12,961	1,805,078

		17,842,529

Automobiles (0.1%)
Harley-Davidson, Inc.	32,960	1,180,957
Thor Industries, Inc.	11,010	643,534

		1,824,491

Distributors (0.2%)
Genuine Parts Co.	29,255	3,030,233
IAA, Inc.*	1,909	74,031
LKQ Corp.*	55,917	1,487,951

		4,592,215

Diversified Consumer Services (0.3%)
frontdoor, Inc.*	17,650	768,658
Graham Holdings Co., Class B	880	607,226
Grand Canyon Education, Inc.*	8,952	1,047,563
H&R Block, Inc.	36,021	1,055,415
Service Corp. International	23,600	1,104,008
ServiceMaster Global Holdings, Inc.*	23,874	1,243,597

		5,826,467

Hotels, Restaurants & Leisure (1.7%)
Aramark	50,960	1,837,618
Caesars Entertainment Corp.*	118,418	1,399,701
Choice Hotels International, Inc.	3,835	333,683
Dunkin’ Brands Group, Inc.	1,095	87,228
Extended Stay America, Inc.	38,950	657,865
Hilton Grand Vacations, Inc.*	16,186	515,039
Hyatt Hotels Corp., Class A	7,929	603,635
International Game Technology plc (x)	20,835	270,230
MGM Resorts International	99,180	2,833,573
Norwegian Cruise Line Holdings Ltd.*	76,872	4,122,645
Red Rock Resorts, Inc., Class A	325,972	7,001,879
Royal Caribbean Cruises Ltd.	35,744	4,332,530

See Notes to Financial Statements.

1219

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Six Flags Entertainment Corp.	14,980	$744,206
Vail Resorts, Inc.	14,926	3,331,185
Wyndham Destinations, Inc.	19,147	840,553
Wyndham Hotels & Resorts, Inc.	13,952	777,684
Wynn Resorts Ltd.	3,496	433,469
Yum China Holdings, Inc.	14,577	673,457

		30,796,180

Household Durables (1.5%)
DR Horton, Inc.	70,816	3,054,294
Garmin Ltd.	30,174	2,407,885
Leggett & Platt, Inc.	27,291	1,047,156
Lennar Corp., Class A	95,853	4,645,036
Lennar Corp., Class B	2,266	87,264
Mohawk Industries, Inc.*	12,401	1,828,775
Newell Brands, Inc.	153,240	2,362,961
NVR, Inc.*	2,249	7,579,692
PulteGroup, Inc.	53,564	1,693,694
Toll Brothers, Inc.	27,958	1,023,822
Whirlpool Corp.	12,883	1,834,024

		27,564,603

Internet & Direct Marketing Retail (0.0%)
Qurate Retail, Inc., Class A*	82,250	1,019,078

Leisure Products (0.1%)
Brunswick Corp.	17,971	824,689
Mattel, Inc. (x)*	22,258	249,512
Polaris Industries, Inc.	1,237	112,852

		1,187,053

Multiline Retail (0.3%)
Dollar General Corp.	3,205	433,188
Dollar Tree, Inc.*	22,469	2,412,946
Kohl’s Corp.	33,882	1,611,089
Macy’s, Inc.	64,347	1,380,887

		5,838,110

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	10,905	1,680,897
AutoNation, Inc.*	11,204	469,896
Best Buy Co., Inc.	37,916	2,643,883
CarMax, Inc. (x)*	18,174	1,578,048
Dick’s Sporting Goods, Inc.	14,220	492,439
Foot Locker, Inc.	23,237	974,095
Gap, Inc. (The)	45,463	816,970
L Brands, Inc.	39,989	1,043,713
Penske Automotive Group, Inc.	7,267	343,729
Tiffany & Co.	25,122	2,352,424
Urban Outfitters, Inc.*	15,115	343,866
Williams-Sonoma, Inc. (x)	13,259	861,835

		13,601,795

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	17,356	601,906
Carter’s, Inc.	34,562	3,371,178
Columbia Sportswear Co.	2,169	217,247
Hanesbrands, Inc.	195,949	3,374,242
PVH Corp.	15,519	1,468,718
Ralph Lauren Corp.	10,841	1,231,429
Skechers U.S.A., Inc., Class A*	17,442	549,249
Tapestry, Inc.	60,454	1,918,205
Under Armour, Inc., Class A (x)*	13,325	337,789
Under Armour, Inc., Class C*	13,798	306,315

		13,376,278

Total Consumer Discretionary		123,468,799

Consumer Staples (3.6%)
Beverages (0.2%)
Brown-Forman Corp., Class A	549	30,195
Brown-Forman Corp., Class B	2,450	135,803
Molson Coors Brewing Co., Class B	77,176	4,321,856

		4,487,854

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc. (x)	5,687	887,115
Kroger Co. (The)	165,568	3,594,481
Sprouts Farmers Market, Inc.*	12,845	242,642
US Foods Holding Corp.*	159,367	5,698,964

		10,423,202

Food Products (2.6%)
Archer-Daniels-Midland Co.	116,087	4,736,350
B&G Foods, Inc. (x)	110,540	2,299,232
Beyond Meat, Inc.*	2,001	321,521
Bunge Ltd.	28,649	1,596,036
Cal-Maine Foods, Inc.	72,445	3,022,405
Campbell Soup Co.	15,001	601,090
Conagra Brands, Inc.	100,440	2,663,669
Flowers Foods, Inc.	237,415	5,524,647
Hain Celestial Group, Inc. (The)*	18,944	414,874
Hershey Co. (The)	3,784	507,169
Hormel Foods Corp.	57,877	2,346,334
Ingredion, Inc.	13,924	1,148,591
JM Smucker Co. (The)	22,881	2,635,662
Kellogg Co.	31,617	1,693,723
Lamb Weston Holdings, Inc.	22,544	1,428,388
McCormick & Co., Inc. (Non-Voting)	9,029	1,399,585
Pilgrim’s Pride Corp.*	7,247	184,001
Post Holdings, Inc.*	102,096	10,614,921
Seaboard Corp.	54	223,384
TreeHouse Foods, Inc.*	9,605	519,630
Tyson Foods, Inc., Class A	59,944	4,839,879

		48,721,091

Household Products (0.1%)
Clorox Co. (The)	4,886	748,095
Energizer Holdings, Inc. (x)	13,244	511,748
Spectrum Brands Holdings, Inc.	7,327	393,973

		1,653,816

Personal Products (0.1%)
Coty, Inc., Class A	60,087	805,166
Herbalife Nutrition Ltd.*	18,066	772,502
Nu Skin Enterprises, Inc., Class A	11,418	563,136

		2,140,804

Total Consumer Staples		67,426,767

See Notes to Financial Statements.

1220

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (4.7%)
Energy Equipment & Services (0.6%)
Apergy Corp.*	16,080	$539,323
Baker Hughes a GE Co.	107,262	2,641,863
Halliburton Co.	181,039	4,116,827
Helmerich & Payne, Inc.	22,204	1,123,967
National Oilwell Varco, Inc.	80,360	1,786,403
Patterson-UTI Energy, Inc.	42,677	491,212
Transocean Ltd. (x)*	120,225	770,642

		11,470,237

Oil, Gas & Consumable Fuels (4.1%)
Antero Midstream Corp.	46,950	538,047
Antero Resources Corp.*	54,696	302,469
Apache Corp.	78,227	2,266,236
Cabot Oil & Gas Corp.	32,317	741,998
Centennial Resource Development, Inc., Class A*	38,143	289,505
Cheniere Energy, Inc.*	20,540	1,405,963
Chesapeake Energy Corp. (x)*	270,851	528,159
Cimarex Energy Co.	144,986	8,602,019
Concho Resources, Inc.	41,392	4,270,827
Continental Resources, Inc.*	18,030	758,883
Delek US Holdings, Inc.	57,305	2,321,999
Devon Energy Corp.	86,191	2,458,167
Diamondback Energy, Inc.	80,382	8,759,227
Encana Corp.	465,659	2,388,831
EQT Corp.	52,910	836,507
Equitrans Midstream Corp.	38,169	752,311
Hess Corp.	55,931	3,555,534
HollyFrontier Corp.	33,025	1,528,397
Kosmos Energy Ltd.	74,983	470,143
Marathon Oil Corp.	169,947	2,414,947
Murphy Oil Corp.	34,364	847,073
Noble Energy, Inc.	204,323	4,576,835
ONEOK, Inc.	58,240	4,007,494
Parsley Energy, Inc., Class A*	23,922	454,757
PBF Energy, Inc., Class A	24,833	777,273
Pioneer Natural Resources Co.	19,991	3,075,815
Range Resources Corp. (x)	43,122	300,992
Targa Resources Corp.	47,652	1,870,817
Viper Energy Partners LP	54,546	1,681,108
Williams Cos., Inc. (The)	252,678	7,085,091
WPX Energy, Inc.*	460,059	5,295,279

		75,162,703

Total Energy		86,632,940

Financials (16.1%)
Banks (6.7%)
Associated Banc-Corp.	33,828	715,124
BancorpSouth Bank	67,979	1,974,110
Bank of Hawaii Corp.	8,349	692,216
Bank OZK	253,580	7,630,222
BankUnited, Inc.	257,090	8,674,217
BOK Financial Corp.	45,966	3,469,514
Cadence Bancorp	183,270	3,812,016
CIT Group, Inc.	18,385	965,948
Citizens Financial Group, Inc.	95,522	3,377,658
Comerica, Inc.	79,456	5,771,684
Commerce Bancshares, Inc.	20,678	1,233,650
Cullen/Frost Bankers, Inc.	11,776	1,102,940
East West Bancorp, Inc.	30,229	1,413,810
Fifth Third Bancorp	152,814	4,263,511
First Citizens BancShares, Inc., Class A	1,552	698,819
First Hawaiian, Inc.	28,207	729,715
First Horizon National Corp.	153,285	2,288,545
First Midwest Bancorp, Inc.	119,858	2,453,493
First Republic Bank	75,539	7,376,383
FNB Corp.	68,262	803,444
Huntington Bancshares, Inc.	217,156	3,001,096
IBERIABANK Corp.	45,058	3,417,649
KeyCorp	209,074	3,711,064
M&T Bank Corp.	28,363	4,823,695
PacWest Bancorp	24,634	956,538
People’s United Financial, Inc.	82,695	1,387,622
Pinnacle Financial Partners, Inc.	38,027	2,185,792
Popular, Inc.	48,697	2,641,325
Prosperity Bancshares, Inc.	13,916	919,152
Regions Financial Corp.	211,161	3,154,745
Signature Bank	5,678	686,130
South State Corp.	32,972	2,429,047
Sterling Bancorp	432,482	9,203,217
SunTrust Banks, Inc.	92,372	5,805,580
SVB Financial Group*	29,333	6,587,898
Synovus Financial Corp.	28,922	1,012,270
TCF Financial Corp.	33,562	697,754
Texas Capital Bancshares, Inc.*	10,403	638,432
Umpqua Holdings Corp.	46,185	766,209
Webster Financial Corp.	19,061	910,544
Western Alliance Bancorp*	78,183	3,496,344
Wintrust Financial Corp.	11,721	857,508
Zions Bancorp NA	129,303	5,945,352

		124,681,982

Capital Markets (1.8%)
Affiliated Managers Group, Inc.	10,625	978,988
Ameriprise Financial, Inc.	24,029	3,488,050
BGC Partners, Inc., Class A	61,866	323,559
Cboe Global Markets, Inc.	17,418	1,805,027
E*TRADE Financial Corp.	42,072	1,876,411
Eaton Vance Corp.	23,491	1,013,167
Evercore, Inc., Class A	5,520	488,906
Franklin Resources, Inc.	59,106	2,056,889
Interactive Brokers Group, Inc., Class A	11,188	606,390
Invesco Ltd.	82,946	1,697,075
Janus Henderson Group plc	22,943	490,980
Lazard Ltd., Class A	14,239	489,679
Legg Mason, Inc.	17,839	682,877
Nasdaq, Inc.	24,283	2,335,296
Northern Trust Corp.	41,893	3,770,370
Raymond James Financial, Inc.	20,326	1,718,563
SEI Investments Co.	14,285	801,389
State Street Corp.	77,788	4,360,795
T. Rowe Price Group, Inc.	34,410	3,775,121
Virtu Financial, Inc., Class A	5,661	123,297

		32,882,829

Consumer Finance (0.8%)
Ally Financial, Inc.	83,730	2,594,793
Credit Acceptance Corp.*	270	130,634
Discover Financial Services	43,981	3,412,486

See Notes to Financial Statements.

1221

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Navient Corp.	44,568	$608,353
OneMain Holdings, Inc.	13,888	469,553
Santander Consumer USA Holdings, Inc.	22,745	544,970
SLM Corp.	391,445	3,804,846
Synchrony Financial	104,863	3,635,600

		15,201,235

Diversified Financial Services (0.2%)
AXA Equitable Holdings, Inc.‡	45,240	945,516
Jefferies Financial Group, Inc.	53,745	1,033,517
Voya Financial, Inc.	28,274	1,563,552

		3,542,585

Insurance (5.9%)
Alleghany Corp.*	2,607	1,775,654
American Financial Group, Inc.	15,365	1,574,452
American National Insurance Co.	1,544	179,830
Arch Capital Group Ltd.*	69,006	2,558,742
Arthur J Gallagher & Co.	30,184	2,643,817
Assurant, Inc.	54,677	5,816,539
Assured Guaranty Ltd.	20,698	870,972
Athene Holding Ltd., Class A*	19,542	841,478
Axis Capital Holdings Ltd.	15,456	921,950
Brighthouse Financial, Inc.*	93,961	3,447,429
Brown & Brown, Inc.	126,356	4,232,926
Cincinnati Financial Corp.	31,686	3,284,888
CNA Financial Corp.	5,973	281,149
CNO Financial Group, Inc.	232,563	3,879,151
Enstar Group Ltd.*	10,758	1,874,904
Erie Indemnity Co., Class A	1,706	433,802
Everest Re Group Ltd.	5,813	1,436,857
Fidelity National Financial, Inc.	55,046	2,218,354
First American Financial Corp.	22,764	1,222,427
Hanover Insurance Group, Inc. (The)	42,890	5,502,787
Hartford Financial Services Group, Inc. (The)	74,976	4,177,663
Kemper Corp.	10,683	921,836
Lancashire Holdings Ltd.	330,687	2,891,397
Lincoln National Corp.	42,124	2,714,892
Loews Corp.	54,637	2,987,005
Markel Corp.*	2,587	2,818,795
Mercury General Corp.	5,683	355,187
Old Republic International Corp.	58,859	1,317,264
Primerica, Inc.	2,416	289,799
Principal Financial Group, Inc.	57,553	3,333,470
ProAssurance Corp.	56,660	2,045,993
Reinsurance Group of America, Inc.	79,248	12,365,065
RenaissanceRe Holdings Ltd.	31,196	5,553,200
Torchmark Corp.	22,559	2,018,128
Unum Group	94,851	3,182,251
White Mountains Insurance Group Ltd.	637	650,670
Willis Towers Watson plc	74,883	14,343,090
WR Berkley Corp.	29,923	1,972,823

		108,936,636

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AGNC Investment Corp. (REIT)	111,903	1,882,209
Annaly Capital Management, Inc. (REIT)	302,876	2,765,258
Chimera Investment Corp. (REIT)	38,743	731,080
MFA Financial, Inc. (REIT)	94,288	676,988
New Residential Investment Corp. (REIT)	86,775	1,335,467
Starwood Property Trust, Inc. (REIT)	56,571	1,285,293
Two Harbors Investment Corp. (REIT)	55,896	708,202

		9,384,497

Thrifts & Mortgage Finance (0.2%)
MGIC Investment Corp.*	73,593	967,012
Mr Cooper Group, Inc. (x)*	341,141	2,732,540
New York Community Bancorp, Inc.	94,444	942,551
TFS Financial Corp. (x)	10,089	182,308

		4,824,411

Total Financials		299,454,175

Health Care (4.7%)
Biotechnology (0.3%)
Agios Pharmaceuticals, Inc. (x)*	9,570	477,352
Alkermes plc*	32,416	730,657
Alnylam Pharmaceuticals, Inc.*	3,595	260,853
Bluebird Bio, Inc.*	11,458	1,457,458
Exelixis, Inc.*	36,695	784,172
Moderna, Inc.*	1,024	14,991
United Therapeutics Corp.*	9,021	704,179

		4,429,662

Health Care Equipment & Supplies (1.7%)
Boston Scientific Corp.*	154,751	6,651,198
Cantel Medical Corp.	3,314	267,241
Cooper Cos., Inc. (The)	8,746	2,946,440
Dentsply Sirona, Inc.	46,406	2,708,254
Hill-Rom Holdings, Inc.	52,141	5,454,991
Hologic, Inc.*	10,902	523,514
ICU Medical, Inc.*	2,768	697,287
Integra LifeSciences Holdings Corp.*	14,703	821,163
STERIS plc	37,548	5,590,146
West Pharmaceutical Services, Inc.	3,711	464,432
Zimmer Biomet Holdings, Inc.	42,720	5,029,853

		31,154,519

Health Care Providers & Services (1.5%)
Acadia Healthcare Co., Inc.(x)*	87,033	3,041,803
Cardinal Health, Inc.	62,092	2,924,533
Centene Corp.*	14,015	734,947
Covetrus, Inc.*	20,151	492,893
DaVita, Inc.*	26,415	1,486,108
Encompass Health Corp.	49,243	3,120,036
Henry Schein, Inc.*	27,018	1,888,558

See Notes to Financial Statements.

1222

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Laboratory Corp. of America Holdings*	19,213	$3,321,928
McKesson Corp.	35,528	4,774,608
MEDNAX, Inc.*	17,544	442,635
Molina Healthcare, Inc.*	2,878	411,957
Premier, Inc., Class A*	10,728	419,572
Quest Diagnostics, Inc.	27,952	2,845,793
Universal Health Services, Inc., Class B	16,817	2,192,769
WellCare Health Plans, Inc.*	979	279,084

		28,377,224

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	59,791	4,464,594
Bio-Rad Laboratories, Inc., Class A*	4,423	1,382,586
IQVIA Holdings, Inc.*	21,426	3,447,443
PerkinElmer, Inc.	17,902	1,724,679
QIAGEN NV*	46,059	1,867,692

		12,886,994

Pharmaceuticals (0.5%)
Catalent, Inc.*	30,136	1,633,673
Elanco Animal Health, Inc.*	76,245	2,577,081
Horizon Therapeutics plc*	33,758	812,217
Jazz Pharmaceuticals plc*	1,288	183,617
Mylan NV*	107,124	2,039,641
Nektar Therapeutics*	29,576	1,052,314
Perrigo Co. plc	26,264	1,250,692

		9,549,235

Total Health Care		86,397,634

Industrials (10.9%)
Aerospace & Defense (1.2%)
Arconic, Inc.	82,996	2,142,957
BWX Technologies, Inc.	5,024	261,750
Curtiss-Wright Corp.	8,862	1,126,626
Harris Corp.	27,604	5,220,744
Hexcel Corp.	1,225	99,078
Huntington Ingalls Industries, Inc.	1,737	390,373
L3 Technologies, Inc.	17,568	4,307,147
Moog, Inc., Class A	36,472	3,414,144
Spirit AeroSystems Holdings, Inc., Class A	2,142	174,295
Teledyne Technologies, Inc.*	7,446	2,039,236
Textron, Inc.	48,480	2,571,379
TransDigm Group, Inc.*	1,921	929,380

		22,677,109

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	6,553	552,746
Expeditors International of Washington, Inc.	10,226	775,744
Hub Group, Inc., Class A*	158,690	6,661,806
XPO Logistics, Inc.*	7,993	462,075

		8,452,371

Airlines (1.2%)
Alaska Air Group, Inc.	94,466	6,037,322
Allegiant Travel Co.	34,586	4,963,091
American Airlines Group, Inc.	74,632	2,433,750
Copa Holdings SA, Class A	6,533	637,425
JetBlue Airways Corp.*	215,949	3,992,897
United Continental Holdings, Inc.*	39,106	3,423,730

		21,488,215

Building Products (0.8%)
Allegion plc	4,770	527,323
AO Smith Corp.	24,048	1,134,104
Fortune Brands Home & Security, Inc.	89,039	5,086,798
JELD-WEN Holding, Inc.*	95,724	2,032,221
Lennox International, Inc.	629	172,975
Masco Corp.	60,795	2,385,596
Owens Corning	22,366	1,301,701
Resideo Technologies, Inc.*	25,533	559,683
Sanwa Holdings Corp.	219,315	2,355,579

		15,555,980

Commercial Services & Supplies (0.7%)
ADT, Inc. (x)	24,242	148,361
Atento SA*	131,347	327,054
Clean Harbors, Inc.*	73,645	5,236,159
KAR Auction Services, Inc.	1,909	47,725
Republic Services, Inc.	41,553	3,600,152
Stericycle, Inc.*	85,382	4,076,991

		13,436,442

Construction & Engineering (0.4%)
AECOM*	32,419	1,227,059
Fluor Corp.	29,093	980,143
Granite Construction, Inc.	36,384	1,752,981
Jacobs Engineering Group, Inc.	27,451	2,316,590
Quanta Services, Inc.	22,732	868,135
Valmont Industries, Inc.	4,464	566,080

		7,710,988

Electrical Equipment (1.0%)
Acuity Brands, Inc.	6,075	837,803
AMETEK, Inc.	9,774	887,870
EnerSys	41,615	2,850,628
GrafTech International Ltd.	13,170	151,455
Hubbell, Inc.	22,843	2,978,727
nVent Electric plc	32,718	811,079
Regal Beloit Corp.	8,883	725,830
Sensata Technologies Holding plc*	175,749	8,611,701

		17,855,093

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	1,588	222,971

Machinery (2.9%)
AGCO Corp.	13,219	1,025,398
Colfax Corp. (x)*	178,115	4,992,564
Crane Co.	10,468	873,450
Cummins, Inc.	32,011	5,484,765
Dover Corp.	16,956	1,698,991
Flowserve Corp.	21,407	1,127,935
Fortive Corp.	47,675	3,886,466
Gardner Denver Holdings, Inc.*	27,108	937,937
Gates Industrial Corp. plc*	9,820	112,046

See Notes to Financial Statements.

1223

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
IDEX Corp.	7,817	$1,345,618
Ingersoll-Rand plc	2,978	377,223
ITT, Inc.	18,276	1,196,713
Lincoln Electric Holdings, Inc.	685	56,389
Milacron Holdings Corp.*	255,198	3,521,732
Nordson Corp.	1,054	148,941
Oshkosh Corp.	14,478	1,208,768
PACCAR, Inc.	70,670	5,064,212
Parker-Hannifin Corp.	37,390	6,356,674
Pentair plc	35,562	1,322,906
Snap-on, Inc.	11,431	1,893,431
SPX FLOW, Inc.*	96,199	4,026,890
Stanley Black & Decker, Inc.	31,546	4,561,867
Timken Co. (The)	13,992	718,349
Trinity Industries, Inc.	22,201	460,671
WABCO Holdings, Inc.*	1,718	227,807
Wabtec Corp. (x)	23,881	1,713,701
Woodward, Inc.	2,065	233,675

		54,575,119

Marine (0.4%)
Kirby Corp. (x)*	100,590	7,946,610

Professional Services (0.3%)
Equifax, Inc.	3,903	527,841
IHS Markit Ltd.*	30,690	1,955,567
ManpowerGroup, Inc.	12,420	1,199,772
Nielsen Holdings plc	64,728	1,462,853

		5,146,033

Road & Rail (0.9%)
AMERCO	1,843	697,668
Avis Budget Group, Inc.*	31,768	1,116,963
Genesee & Wyoming, Inc., Class A*	51,264	5,126,400
JB Hunt Transport Services, Inc.	12,515	1,143,996
Kansas City Southern	20,892	2,545,064
Knight-Swift Transportation Holdings, Inc.	75,573	2,481,817
Landstar System, Inc.	766	82,720
Lyft, Inc., Class A*	6,054	397,808
Old Dominion Freight Line, Inc.	7,864	1,173,781
Ryder System, Inc.	10,867	633,546
Schneider National, Inc., Class B	11,674	212,934

		15,612,697

Trading Companies & Distributors (0.6%)
Air Lease Corp.	19,767	817,168
Aircastle Ltd.	131,963	2,805,533
Fastenal Co.	11,245	366,475
HD Supply Holdings, Inc.*	35,474	1,428,893
MSC Industrial Direct Co., Inc., Class A	9,066	673,241
United Rentals, Inc.*	4,759	631,186
Univar, Inc.*	32,806	723,044
Watsco, Inc.	6,654	1,088,129
WESCO International, Inc.*	46,454	2,352,895

		10,886,564

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	15,305	620,465

Total Industrials		202,186,657

Information Technology (6.8%)
Communications Equipment (0.7%)
Ciena Corp.*	32,218	1,325,126
CommScope Holding Co., Inc.*	39,802	626,085
EchoStar Corp., Class A*	9,903	438,901
F5 Networks, Inc.*	918	133,688
Juniper Networks, Inc.	197,877	5,269,465
Lumentum Holdings, Inc.*	61,780	3,299,670
Motorola Solutions, Inc.	8,955	1,493,067
ViaSat, Inc.*	11,580	935,896

		13,521,898

Electronic Equipment, Instruments & Components (2.0%)
Arrow Electronics, Inc.*	76,205	5,431,130
Avnet, Inc.	99,252	4,493,138
Coherent, Inc.*	28,137	3,837,043
Corning, Inc.	110,041	3,656,663
Dolby Laboratories, Inc., Class A	11,343	732,758
FLIR Systems, Inc.	25,715	1,391,182
IPG Photonics Corp.*	6,853	1,057,075
Itron, Inc.*	59,868	3,745,941
Jabil, Inc.	24,350	769,460
KEMET Corp.	90,436	1,701,101
Littelfuse, Inc.	4,967	878,712
National Instruments Corp.	25,494	1,070,493
Sanmina Corp.*	161,787	4,898,910
SYNNEX Corp.	8,583	844,567
Trimble, Inc.*	43,409	1,958,180

		36,466,353

IT Services (1.7%)
Akamai Technologies, Inc.*	2,897	232,166
Alliance Data Systems Corp.	8,284	1,160,837
Amdocs Ltd.	80,013	4,968,007
Booz Allen Hamilton Holding Corp.	18,048	1,194,958
Broadridge Financial Solutions, Inc.	10,340	1,320,211
CACI International, Inc., Class A*	5,114	1,046,273
CoreLogic, Inc.*	15,778	659,994
DXC Technology Co.	55,855	3,080,403
Jack Henry & Associates, Inc.	1,859	248,957
Leidos Holdings, Inc.	95,703	7,641,885
Sabre Corp.	47,127	1,046,219
VeriSign, Inc.*	14,075	2,943,927
Western Union Co. (The)	70,278	1,397,829
Worldpay, Inc.*	38,352	4,700,038

		31,641,704

Semiconductors & Semiconductor Equipment (1.5%)
Axcelis Technologies, Inc.*	90,406	1,360,610
Cree, Inc.*	20,207	1,135,229
Cypress Semiconductor Corp.	75,828	1,686,415
First Solar, Inc.*	17,150	1,126,412
Ichor Holdings Ltd. (x)*	119,985	2,836,445
Lam Research Corp.	3,810	715,670
Marvell Technology Group Ltd.	136,452	3,257,109
Maxim Integrated Products, Inc.	35,164	2,103,510
Microchip Technology, Inc.	34,788	3,016,120
MKS Instruments, Inc.	11,240	875,484

See Notes to Financial Statements.

1224

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ON Semiconductor Corp.*	84,805	$1,713,909
Qorvo, Inc.*	25,537	1,701,020
Silicon Motion Technology Corp. (ADR)	73,899	3,279,638
Skyworks Solutions, Inc.	34,095	2,634,521

		27,442,092

Software (0.5%)
2U, Inc.*	7,328	275,826
Ceridian HCM Holding, Inc.*	2,478	124,396
Citrix Systems, Inc.	2,865	281,171
LogMeIn, Inc.	10,218	752,862
Nuance Communications, Inc.*	60,572	967,335
SolarWinds Corp.*	6,663	122,199
SS&C Technologies Holdings, Inc.	70,637	4,069,398
Symantec Corp.	124,704	2,713,559

		9,306,746

Technology Hardware, Storage & Peripherals (0.4%)
Hewlett Packard Enterprise Co.	285,495	4,268,150
Western Digital Corp.	61,059	2,903,356
Xerox Corp.	38,752	1,372,208

		8,543,714

Total Information Technology		126,922,507

Materials (5.5%)
Chemicals (3.0%)
Albemarle Corp.	21,916	1,543,106
Ashland Global Holdings, Inc.	70,394	5,629,408
Axalta Coating Systems Ltd.*	251,394	7,483,999
Cabot Corp.	87,706	4,184,453
Celanese Corp.	68,208	7,352,822
CF Industries Holdings, Inc.	41,415	1,934,495
Chemours Co. (The)	33,981	815,544
Corteva, Inc.*	156,131	4,616,794
Eastman Chemical Co.	28,843	2,244,851
Element Solutions, Inc.*	28,750	297,275
FMC Corp.	83,428	6,920,353
Huntsman Corp.	46,638	953,281
International Flavors & Fragrances, Inc. (x)	22,213	3,222,884
Mosaic Co. (The)	73,280	1,834,198
NewMarket Corp.	106	42,500
Olin Corp.	34,336	752,302
RPM International, Inc.	59,539	3,638,428
Valvoline, Inc.	39,258	766,709
Westlake Chemical Corp.	7,351	510,600

		54,744,002

Construction Materials (0.2%)
Buzzi Unicem SpA	100,090	2,030,981
Eagle Materials, Inc.	1,638	151,842
Martin Marietta Materials, Inc.	8,998	2,070,530
Vulcan Materials Co.	2,215	304,142

		4,557,495

Containers & Packaging (0.8%)
AptarGroup, Inc.	7,897	981,913
Ardagh Group SA	3,729	65,258
Avery Dennison Corp.	1,123	129,909
Berry Global Group, Inc.*	16,875	887,456
Crown Holdings, Inc.*	11,440	698,984
Graphic Packaging Holding Co.	61,158	854,989
International Paper Co.	82,788	3,586,376
Owens-Illinois, Inc.	32,325	558,253
Packaging Corp. of America	19,471	1,855,976
Sealed Air Corp.	29,923	1,280,106
Silgan Holdings, Inc.	16,129	493,547
Sonoco Products Co.	20,716	1,353,583
Westrock Co.	53,079	1,935,791

		14,682,141

Metals & Mining (1.5%)
Alcoa Corp.*	38,752	907,184
Carpenter Technology Corp.	73,675	3,534,927
Commercial Metals Co.	102,592	1,831,267
Freeport-McMoRan, Inc.	301,882	3,504,850
Newmont Goldcorp Corp.	170,226	6,548,594
Nucor Corp.	63,545	3,501,330
Reliance Steel & Aluminum Co.	57,262	5,418,131
Royal Gold, Inc.	9,237	946,700
Steel Dynamics, Inc.	44,157	1,333,541
United States Steel Corp. (x)	35,820	548,404

		28,074,928

Paper & Forest Products (0.0%)
Domtar Corp.	13,080	582,452

Total Materials		102,641,018

Real Estate (10.0%)
Equity Real Estate Investment Trusts (REITs) (9.7%)
Alexandria Real Estate Equities, Inc. (REIT)	23,213	3,275,122
American Assets Trust, Inc. (REIT)	26,292	1,238,879
American Campus Communities, Inc. (REIT)	173,125	7,991,450
American Homes 4 Rent (REIT), Class A	30,709	746,536
Apartment Investment & Management Co. (REIT), Class A	30,728	1,540,087
Apple Hospitality REIT, Inc. (REIT)	44,129	699,886
AvalonBay Communities, Inc. (REIT)	28,969	5,885,921
Boston Properties, Inc. (REIT)	32,178	4,150,962
Brandywine Realty Trust (REIT)	36,347	520,489
Brixmor Property Group, Inc. (REIT)	261,692	4,679,053
Camden Property Trust (REIT)	19,377	2,022,765
Colony Capital, Inc. (REIT)	94,068	470,340
Columbia Property Trust, Inc. (REIT)	24,197	501,846
CoreSite Realty Corp. (REIT)	1,645	189,455
Corporate Office Properties Trust (REIT)	146,380	3,860,041
Cousins Properties, Inc. (REIT)	30,189	1,091,936
CubeSmart (REIT)	249,152	8,331,643
CyrusOne, Inc. (REIT)	23,441	1,353,014

See Notes to Financial Statements.

1225

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Digital Realty Trust, Inc. (REIT)	43,259	$5,095,478
Douglas Emmett, Inc. (REIT)	33,544	1,336,393
Duke Realty Corp. (REIT)	74,780	2,363,796
Empire State Realty Trust, Inc. (REIT), Class A	30,572	452,771
EPR Properties (REIT)	15,686	1,170,019
Equity Commonwealth (REIT)	25,180	818,854
Equity LifeStyle Properties, Inc. (REIT)	16,069	1,949,812
Equity Residential (REIT)	76,117	5,778,803
Essex Property Trust, Inc. (REIT)	13,609	3,972,875
Extra Space Storage, Inc. (REIT)	4,838	513,312
Federal Realty Investment Trust (REIT)	15,520	1,998,355
First Industrial Realty Trust, Inc. (REIT)	65,965	2,423,554
Gaming and Leisure Properties, Inc. (REIT)	132,378	5,160,094
HCP, Inc. (REIT)	99,639	3,186,455
Healthcare Trust of America, Inc. (REIT), Class A	42,572	1,167,750
Highwoods Properties, Inc. (REIT)	69,439	2,867,831
Hospitality Properties Trust (REIT)	34,024	850,600
Host Hotels & Resorts, Inc. (REIT)	153,080	2,789,118
Hudson Pacific Properties, Inc. (REIT)	31,519	1,048,637
Invitation Homes, Inc. (REIT)	87,550	2,340,211
Iron Mountain, Inc. (REIT)	52,664	1,648,383
iStar, Inc. (REIT) (x)	258,502	3,210,595
JBG SMITH Properties (REIT)	25,314	995,853
Kilroy Realty Corp. (REIT)	20,628	1,522,553
Kimco Realty Corp. (REIT)	84,045	1,553,152
Liberty Property Trust (REIT)	30,659	1,534,176
Life Storage, Inc. (REIT)	39,531	3,758,607
Macerich Co. (The) (REIT)	29,422	985,343
Medical Properties Trust, Inc. (REIT)	81,970	1,429,557
Mid-America Apartment Communities, Inc. (REIT)	72,819	8,575,165
National Retail Properties, Inc. (REIT)	33,719	1,787,444
Omega Healthcare Investors, Inc. (REIT)	44,378	1,630,891
Outfront Media, Inc. (REIT)	24,818	640,056
Paramount Group, Inc. (REIT)	42,223	591,544
Park Hotels & Resorts, Inc. (REIT)	112,669	3,105,158
Physicians Realty Trust (REIT)	195,440	3,408,474
PS Business Parks, Inc. (REIT)	7,569	1,275,604
Rayonier, Inc. (REIT)	26,948	816,524
Realty Income Corp. (REIT)	65,538	4,520,156
Regency Centers Corp. (REIT)	34,507	2,302,997
Retail Properties of America, Inc. (REIT), Class A	44,489	523,191
SITE Centers Corp. (REIT)	28,942	383,192
SL Green Realty Corp. (REIT)	17,498	1,406,314
Spirit Realty Capital, Inc. (REIT) (x)	18,058	770,354
STORE Capital Corp. (REIT)	140,470	4,662,199
Sun Communities, Inc. (REIT)	13,342	1,710,311
Taubman Centers, Inc. (REIT)	12,059	492,369
UDR, Inc. (REIT)	54,991	2,468,546
Ventas, Inc. (REIT)	74,551	5,095,561
VEREIT, Inc. (REIT)	202,821	1,827,417
VICI Properties, Inc. (REIT)	92,889	2,047,274
Vornado Realty Trust (REIT)	35,966	2,305,421
Weingarten Realty Investors (REIT)	25,367	695,563
Welltower, Inc. (REIT)	84,341	6,876,322
Weyerhaeuser Co. (REIT)	155,055	4,084,149
WP Carey, Inc. (REIT)	35,169	2,855,019

		179,329,577

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	43,927	2,253,455
Howard Hughes Corp. (The)*	5,734	710,099
Jones Lang LaSalle, Inc.	25,752	3,623,049

		6,586,603

Total Real Estate		185,916,180

Utilities (6.9%)
Electric Utilities (2.7%)
Alliant Energy Corp.	126,850	6,225,798
Avangrid, Inc.	11,721	591,910
Edison International	66,333	4,471,507
Entergy Corp.	39,435	4,059,045
Evergy, Inc.	88,737	5,337,531
Eversource Energy	66,163	5,012,509
FirstEnergy Corp.	110,396	4,726,053
Hawaiian Electric Industries, Inc.	22,653	986,538
IDACORP, Inc.	10,341	1,038,547
OGE Energy Corp.	41,661	1,773,092
PG&E Corp.*	110,317	2,528,466
Pinnacle West Capital Corp.	23,347	2,196,719
PPL Corp.	150,627	4,670,943
Xcel Energy, Inc.	107,154	6,374,591

		49,993,249

Gas Utilities (1.2%)
Atmos Energy Corp.	24,039	2,537,557
National Fuel Gas Co.	17,057	899,757
South Jersey Industries, Inc.	58,973	1,989,159
UGI Corp.	307,065	16,400,343

		21,826,816

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	138,127	2,315,009
NRG Energy, Inc.	55,469	1,948,071
Vistra Energy Corp.	86,669	1,962,186

		6,225,266

Multi-Utilities (2.4%)
Ameren Corp.	50,995	3,830,234
CenterPoint Energy, Inc.	104,653	2,996,215
CMS Energy Corp.	58,843	3,407,598
Consolidated Edison, Inc.	68,289	5,987,579

See Notes to Financial Statements.

1226

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
DTE Energy Co.	38,037	$4,864,172
MDU Resources Group, Inc.	41,111	1,060,664
NiSource, Inc.	77,477	2,231,338
Public Service Enterprise Group, Inc.	105,160	6,185,511
Sempra Energy	57,183	7,859,232
WEC Energy Group, Inc.	65,676	5,475,408

		43,897,951

Water Utilities (0.3%)
American Water Works Co., Inc.	37,568	4,357,888
Aqua America, Inc.	44,895	1,857,306

		6,215,194

Total Utilities		128,158,476

Total Common Stocks (78.8%) (Cost $1,193,367,996)		1,464,351,123

EXCHANGE TRADED FUNDS (ETF):
Equity (10.1%)
iShares Core S&P Mid-Cap ETF	3,855	748,872
iShares Morningstar Mid-Cap ETF (x)	4,666	905,141
iShares Morningstar Mid-Cap Growth ETF	18,430	4,635,698
iShares Morningstar Mid-Cap Value ETF‡	133,237	20,974,169
iShares Russell Mid-Cap ETF (x)	11,620	649,209
iShares Russell Mid-Cap Growth ETF	48,154	6,866,279
iShares Russell Mid-Cap Value ETF	709,475	63,235,507
iShares S&P Mid-Cap 400 Growth ETF	54,860	12,413,172
iShares S&P Mid-Cap 400 Value ETF	193,121	30,797,006
SPDR S&P 400 MidCap Value ETF	46,188	2,372,678
Vanguard Mid-Cap Growth ETF (x)	54,700	8,167,257
Vanguard Mid-Cap Value ETF (x)	321,300	35,773,542

Total Exchange Traded Funds (10.1%) (Cost $89,994,937)		187,538,530

SHORT-TERM INVESTMENTS:
Investment Company (3.6%)
JPMorgan Prime Money Market Fund, IM Shares	66,735,627	66,762,321

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $200,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $204,000. (xx)	$200,000	200,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $25,847, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $26,358. (xx)	25,841	25,841
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $2,501,172, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $2,550,000. (xx)	2,500,000	2,500,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $6,878,789, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $7,016,365. (xx)	6,877,356	6,877,356
Societe Generale SA, 2.50%, dated 6/28/19, due 7/5/19, repurchase price $1,000,486, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $1,077,568. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		10,603,197

Total Short-Term Investments (4.2%) (Cost $77,340,602)		77,365,518

Total Investments in Securities (93.1%) (Cost $1,360,703,535)		1,729,255,171
Other Assets Less Liabilities (6.9%)		127,914,499

Net Assets (100%)		$1,857,169,670

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $32,125,322. This was collateralized by $22,492,719 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $10,603,197 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
SDR	— Swedish Depositary Receipt
USD	— United States Dollar

See Notes to Financial Statements.

1227

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA Equitable Holdings, Inc.	45,240	752,341	—	—	—	193,175	945,516	12,667	—
iShares Morningstar Mid-Cap Value ETF	133,237	18,534,599	—	—	—	2,439,570	20,974,169	249,498	—

Total		19,286,940	—	—	—	2,632,745	21,919,685	262,165	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	585	9/2019	USD	45,837,675	852,853
S&P 500 E-Mini Index	308	9/2019	USD	45,340,680	639,194
S&P Midcap 400 E-Mini Index	469	9/2019	USD	91,455,000	1,649,449

					3,141,496

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$51,988,458	$3,157,512	$—	$55,145,970
Consumer Discretionary	123,468,799	—	—	123,468,799
Consumer Staples	67,426,767	—	—	67,426,767
Energy	86,632,940	—	—	86,632,940
Financials	296,562,778	2,891,397	—	299,454,175
Health Care	86,397,634	—	—	86,397,634
Industrials	199,831,078	2,355,579	—	202,186,657
Information Technology	126,922,507	—	—	126,922,507
Materials	100,610,037	2,030,981	—	102,641,018
Real Estate	185,916,180	—	—	185,916,180
Utilities	128,158,476	—	—	128,158,476
Exchange Traded Funds	187,538,530	—	—	187,538,530
Futures	3,141,496	—	—	3,141,496

See Notes to Financial Statements.

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	66,762,321	—	—	66,762,321
Repurchase Agreements	—	10,603,197	—	10,603,197

Total Assets	$1,711,358,001	$21,038,666	$—	$1,732,396,667

Total Liabilities	$—	$—	$—	$—

Total	$1,711,358,001	$21,038,666	$—	$1,732,396,667

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$3,141,496	*

Total		$3,141,496

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(2,839)	$(2,839)
Equity contracts	18,619,388	—	18,619,388

Total	$18,619,388	$(2,839)	$18,616,549

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$582	$582
Equity contracts	3,026,526	—	3,026,526

Total	$3,026,526	$582	$3,027,108

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $77,000 for one month and futures contracts with an average notional balance of approximately $149,020,000 during the six months ended June 30, 2019.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$225,484,559
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$314,729,267

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$476,587,957
Aggregate gross unrealized depreciation	(115,932,216)

Net unrealized appreciation	$360,655,741

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,371,740,926

For the six months ended June 30, 2019, the Portfolio incurred approximately $425 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $13,457,491)	$21,919,685
Unaffiliated Issuers (Cost $1,336,642,847)	1,696,732,289
Repurchase Agreements (Cost $10,603,197)	10,603,197
Cash	106,562,573
Cash held as collateral at broker for futures	7,145,400
Receivable for securities sold	172,479,654
Dividends, interest and other receivables	2,793,764
Due from broker for futures variation margin	1,575,003
Receivable for Portfolio shares sold	70,303
Securities lending income receivable	19,030
Other assets	20,053

Total assets	2,019,920,951

LIABILITIES
Payable for securities purchased	149,975,518
Payable for return of collateral on securities loaned	10,603,197
Investment management fees payable	807,720
Payable for Portfolio shares redeemed	628,460
Distribution fees payable – Class IB	329,834
Administrative fees payable	182,752
Distribution fees payable – Class IA	41,409
Trustees’ fees payable	3,396
Accrued expenses	178,995

Total liabilities	162,751,281

NET ASSETS	$1,857,169,670

Net assets were comprised of:
Paid in capital	$1,413,860,180
Total distributable earnings (loss)	443,309,490

Net assets	$1,857,169,670

Class IA
Net asset value, offering and redemption price per share, $205,037,771 / 12,529,443 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.36

Class IB
Net asset value, offering and redemption price per share, $1,636,690,295 / 101,040,648 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.20

Class K
Net asset value, offering and redemption price per share, $15,441,604 / 942,572 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.38

(x)	Includes value of securities on loan of $32,125,322.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($262,165 of dividend income received from affiliates) (net of $25,391 foreign withholding tax)	$18,629,700
Interest	1,048,622
Securities lending (net)	166,921

Total income	19,845,243

EXPENSES
Investment management fees	4,906,093
Distribution fees – Class IB	2,004,637
Administrative fees	1,126,374
Distribution fees – Class IA	253,938
Custodian fees	80,575
Printing and mailing expenses	70,555
Professional fees	51,674
Trustees’ fees	27,740
Miscellaneous	25,240

Total expenses	8,546,826

NET INVESTMENT INCOME (LOSS)	11,298,417

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	71,533,472
Futures contracts	18,619,388
Forward foreign currency contracts	(2,839)
Foreign currency transactions	6,780

Net realized gain (loss)	90,156,801

Change in unrealized appreciation (depreciation) on:
Investments in securities ($2,632,745 of change in unrealized appreciation (depreciation) from affiliates)	179,032,652
Futures contracts	3,026,526
Forward foreign currency contracts	582
Foreign currency translations	(1,512)

Net change in unrealized appreciation (depreciation)	182,058,248

NET REALIZED AND UNREALIZED GAIN (LOSS)	272,215,049

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$283,513,466

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,298,417	$19,712,470
Net realized gain (loss)	90,156,801	129,643,191
Net change in unrealized appreciation (depreciation)	182,058,248	(406,506,865)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	283,513,466	(257,151,204)

Distributions to shareholders:
Class IA	—	(19,940,258)
Class IB	—	(157,969,387)
Class K	—	(1,484,638)

Total distributions to shareholders	—	(179,394,283)

Tax return of capital:
Class IA	—	(136,608)
Class IB	—	(1,082,226)
Class K	—	(10,171)

Total	—	(1,229,005)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 90,920 and 224,021 shares, respectively ]	1,422,268	3,923,917
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,332,104 shares, respectively ]	—	20,076,866
Capital shares repurchased [ (982,535) and (1,420,117) shares, respectively ]	(15,539,620)	(25,000,708)

Total Class IA transactions	(14,117,352)	(999,925)

Class IB
Capital shares sold [ 568,607 and 773,085 shares, respectively ]	8,771,341	13,426,151
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,659,660 shares, respectively ]	—	159,051,613
Capital shares repurchased [ (5,765,644) and (12,455,381) shares, respectively ]	(90,052,649)	(217,872,975)

Total Class IB transactions	(81,281,308)	(45,395,211)

Class K
Capital shares sold [ 24,196 and 77,158 shares, respectively ]	380,241	1,373,385
Capital shares issued in reinvestment of dividends and distributions [ 0 and 99,173 shares, respectively ]	—	1,494,809
Capital shares repurchased [ (41,592) and (274,165) shares, respectively ]	(656,114)	(4,820,349)

Total Class K transactions	(275,873)	(1,952,155)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(95,674,533)	(48,347,291)

TOTAL INCREASE (DECREASE) IN NET ASSETS	187,838,933	(486,121,783)
NET ASSETS:
Beginning of period	1,669,330,737	2,155,452,520

End of period	$1,857,169,670	$1,669,330,737

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016	2015	2014
Net asset value, beginning of period	$13.96	$17.87	$17.15		$14.74	$15.41	$13.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.17	0.16	##	0.13	0.10	0.08
Net realized and unrealized gain (loss)	2.30	(2.44)	1.91		2.47	(0.65)	1.44

Total from investment operations	2.40	(2.27)	2.07		2.60	(0.55)	1.52

Less distributions:
Dividends from net investment income	—	(0.19)	(0.17)		(0.14)	(0.12)	(0.09)
Distributions from net realized gains	—	(1.44)	(1.18)		(0.05)	—	—
Return of capital	—	(0.01)	—		—	—	—

Total dividends and distributions	—	(1.64)	(1.35)		(0.19)	(0.12)	(0.09)

Net asset value, end of period	$16.36	$13.96	$17.87		$17.15	$14.74	$15.41

Total return (b)	17.26%	(13.32)%	12.32%		17.69%	(3.54)%	10.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$205,038	$187,420	$237,396		$228,814	$214,698	$244,859
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.94%	0.93%	0.94%		0.94%	0.94%	0.95%
Before waivers and reimbursements (a)(f)	0.94%	0.93%	0.94%		0.95%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.23%	0.97%	0.91	%(aa)	0.86%	0.64%	0.51%
Before waivers and reimbursements (a)(f)	1.23%	0.97%	0.91	%(aa)	0.86%	0.64%	0.51%
Portfolio turnover rate (z)^	14%	25%	19%		23%	38%	26%

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016	2015	2014
Net asset value, beginning of period	$13.82	$17.71	$17.00		$14.62	$15.28	$13.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.17	0.16	##	0.13	0.10	0.07
Net realized and unrealized gain (loss)	2.28	(2.42)	1.90		2.44	(0.64)	1.44

Total from investment operations	2.38	(2.25)	2.06		2.57	(0.54)	1.51

Less distributions:
Dividends from net investment income	—	(0.19)	(0.17)		(0.14)	(0.12)	(0.09)
Distributions from net realized gains	—	(1.44)	(1.18)		(0.05)	—	—
Return of capital	—	(0.01)	—		—	—	—

Total dividends and distributions	—	(1.64)	(1.35)		(0.19)	(0.12)	(0.09)

Net asset value, end of period	$16.20	$13.82	$17.71		$17.00	$14.62	$15.28

Total return (b)	17.22%	(13.33)%	12.37%		17.62%	(3.52)%	10.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,636,690	$1,468,507	$1,899,153		$1,901,200	$1,807,950	$2,086,343
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.94%	0.93%	0.94%		0.94%	0.94%	0.95%
Before waivers and reimbursements (a)(f)	0.94%	0.93%	0.94%		0.95%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.24%	0.97%	0.90	%(aa)	0.86%	0.64%	0.51%
Before waivers and reimbursements (a)(f)	1.24%	0.97%	0.90	%(aa)	0.85%	0.64%	0.51%
Portfolio turnover rate (z)^	14%	25%	19%		23%	38%	26%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016	2015	2014
Net asset value, beginning of period	$13.96	$17.87	$17.15		$14.74	$15.41	$13.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.21	0.21	##	0.17	0.14	0.11
Net realized and unrealized gain (loss)	2.30	(2.44)	1.91		2.48	(0.65)	1.45

Total from investment operations	2.42	(2.23)	2.12		2.65	(0.51)	1.56

Less distributions:
Dividends from net investment income	—	(0.23)	(0.22)		(0.19)	(0.16)	(0.13)
Distributions from net realized gains	—	(1.44)	(1.18)		(0.05)	—	—
Return of capital	—	(0.01)	—		—	—	—

Total dividends and distributions	—	(1.68)	(1.40)		(0.24)	(0.16)	(0.13)

Net asset value, end of period	$16.38	$13.96	$17.87		$17.15	$14.74	$15.41

Total return (b)	17.34%	(13.09)%	12.59%		17.99%	(3.30)%	11.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,442	$13,404	$18,903		$18,505	$15,896	$18,105
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.69%	0.68%	0.69%		0.69%	0.69%	0.70%
Before waivers and reimbursements (a)(f)	0.69%	0.68%	0.69%		0.70%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.49%	1.21%	1.15	%(aa)	1.12%	0.89%	0.77%
Before waivers and reimbursements (a)(f)	1.49%	1.21%	1.15	%(aa)	1.11%	0.89%	0.77%
Portfolio turnover rate (z)^	14%	25%	19%		23%	38%	26%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.14, $0.14 and $0.19 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

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Distribution of Assets by Sector as of June 30, 2019	% of Net Assets
U.S. Government Agency Securities	77.1%
U.S. Treasury Obligations	22.7
Cash and Other	0.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,008.50	$3.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.27	3.56
Class IB
Actual	1,000.00	1,008.50	3.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.27	3.56

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.71% and 0.71%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (77.1%)
FFCB
(ICE LIBOR USD 1 Month - 0.03%), 2.35%, 11/20/19 (k)	$25,000,000	$24,999,805
FHLB
2.10%, 7/1/19 (o)(p)	369,000,000	369,000,000
(SOFR + 0.02%), 2.44%, 7/1/19 (k)	35,000,000	35,000,000
(SOFR + 0.02%), 2.44%, 7/17/19 (k)	35,000,000	35,000,000
2.39%, 8/2/19 (o)(p)	175,000,000	174,629,556
(SOFR + 0.02%), 2.44%, 8/27/19 (k)	50,000,000	50,000,000
(SOFR + 0.01%), 2.43%, 8/30/19 (k)	44,000,000	44,000,000
(SOFR + 0.03%), 2.45%, 9/20/19 (k)	100,000,000	100,000,000
(ICE LIBOR USD 3 Month - 0.23%), 2.29%, 12/3/19 (k)	50,000,000	50,000,000
(SOFR + 0.01%), 2.43%, 12/20/19 (k)	50,000,000	50,000,000

Total U.S. Government Agency Securities		932,629,361

U.S. Treasury Obligations (22.7%)
U.S. Treasury Bills 2.37%, 7/11/19 (p)	100,000,000	99,934,306
2.33%, 8/22/19 (p)	50,000,000	49,832,083
2.36%, 11/21/19 (p)	75,000,000	74,302,875
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.16%, 7/31/19 (k)	50,000,000	50,002,477

Total U.S. Treasury Obligations		274,071,741

Total Investments in Securities (99.8%) (Amortized Cost $1,206,701,102)		1,206,701,102
Other Assets Less Liabilities (0.2%)		2,687,334

Net Assets (100%)		$1,209,388,436

Federal Income Tax Cost of Investments		$1,206,701,102

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2019.
(p)	Yield to maturity.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
U.S. Government Agency Securities	$—	$932,629,361	$—	$932,629,361
U.S. Treasury Obligations	—	274,071,741	—	274,071,741

Total Assets	$—	$1,206,701,102	$—	$1,206,701,102

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,206,701,102	$—	$1,206,701,102

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value: (Amortized Cost $1,206,701,102)	$1,206,701,102
Cash	2,776,235
Dividends, interest and other receivables	906,723
Other assets	13,158

Total assets	1,210,397,218

LIABILITIES
Investment management fees payable	336,620
Distribution fees payable – Class IB	187,991
Administrative fees payable	94,151
Distribution fees payable – Class IA	59,075
Trustees’ fees payable	3,318
Accrued expenses	327,627

Total liabilities	1,008,782

NET ASSETS	$1,209,388,436

Net assets were comprised of:
Paid in capital	$1,209,338,312
Total distributable earnings (loss)	50,124

Net assets	$1,209,388,436

Class IA
Net asset value, offering and redemption price per share, $291,919,513 / 291,757,158 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $917,468,923 / 917,430,902 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$14,346,644

EXPENSES
Investment management fees	2,014,076
Distribution fees – Class IB	1,113,439
Administrative fees	565,905
Distribution fees – Class IA	364,329
Printing and mailing expenses	48,282
Professional fees	39,202
Custodian fees	25,291
Trustees’ fees	19,404
Miscellaneous	12,891

Total expenses	4,202,819

NET INVESTMENT INCOME (LOSS)	10,143,825

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(1,553)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,553)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,142,272

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,143,825	$14,190,580
Net realized gain (loss)	(1,553)	54,098

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,142,272	14,244,678

Distributions to shareholders:
Class IA	(2,500,741)	(3,643,890)
Class IB	(7,643,084)	(10,546,690)

Total distributions to shareholders	(10,143,825)	(14,190,580)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 129,528,190 and 289,675,960 shares, respectively ]	129,600,231	289,831,723
Capital shares issued in reinvestment of dividends and distributions [ 2,499,351 and 3,641,810 shares, respectively ]	2,500,741	3,643,890
Capital shares repurchased [ (134,667,130) and (295,477,059) shares, respectively ]	(134,742,022)	(295,635,944)

Total Class IA transactions	(2,641,050)	(2,160,331)

Class IB
Capital shares sold [ 4,380,265,185 and 7,837,158,813 shares, respectively ]	4,380,445,424	7,837,356,298
Capital shares issued in reinvestment of dividends and distributions [ 7,642,769 and 10,546,371 shares, respectively ]	7,643,084	10,546,690
Capital shares repurchased [ (4,356,108,417) and (7,852,990,840) shares, respectively ]	(4,356,287,589)	(7,853,186,932)

Total Class IB transactions	31,800,919	(5,283,944)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	29,159,869	(7,444,275)

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,158,316	(7,390,177)
NET ASSETS:
Beginning of period	1,180,230,120	1,187,620,297

End of period	$1,209,388,436	$1,180,230,120

See Notes to Financial Statements.

1238

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016		2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	—	#	—	#	—	—
Net realized and unrealized gain (loss)	— #	— #	—	#	—	#	— #	—	#

Total from investment operations	0.01	0.01	—	#	—	#	— #	—	#

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	—	#	—	#	—	—	#
Distributions from net realized gains	—	—	—	#	—	#	— #	—	#

Total dividends and distributions	(0.01)	(0.01)	—	#	—	#	— #	—	#

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total return (b)	0.85%	1.27%	0.40%		0.00	%‡‡	0.00%	0.00	%‡‡

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$291,920	$294,561	$296,707		$373,961		$379,177	$384,545
Ratio of expenses to average net assets:
After waivers (a)	0.71%	0.57%	0.46%		0.32%		0.14%	0.09%
Before waivers (a)	0.71%	0.71%	0.71%		0.72%		0.71%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.72%	1.26%	0.39%		—	%‡‡	—%	—%
Before waivers (a)	1.72%	1.11%	0.14%		(0.40)%		(0.57)%	(0.62)%

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016		2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	—	#	—	#	—	—
Net realized and unrealized gain (loss)	— #	— #	—	#	—	#	— #	—	#

Total from investment operations	0.01	0.01	—	#	—	#	— #	—	#

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	—	#	—	#	—	—	#
Distributions from net realized gains	—	—	—	#	—	#	— #	—	#

Total dividends and distributions	(0.01)	(0.01)	—	#	—	#	— #	—	#

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total return (b)	0.85%	1.27%	0.40%		0.00	%‡‡	0.00%	0.00	%‡‡

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$917,469	$885,669	$890,913		$1,011,864		$826,877	$775,134
Ratio of expenses to average net assets:
After waivers (a)	0.71%	0.57%	0.46%		0.32%		0.14%	0.09%
Before waivers (a)	0.71%	0.71%	0.71%		0.72%		0.71%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.72%	1.26%	0.40%		—	%‡‡	—%	—%
Before waivers (a)	1.72%	1.11%	0.15%		(0.40)%		(0.57)%	(0.62)%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1239

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Health Care	31.1%
Information Technology	25.5
Consumer Discretionary	15.3
Industrials	12.0
Repurchase Agreements	5.6
Financials	5.4
Investment Company	3.3
Real Estate	3.0
Materials	1.6
Consumer Staples	1.6
Communication Services	1.3
Utilities	0.8
Energy	0.4
Cash and Other	(6.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,308.20	$6.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,310.40	5.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1240

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.3%)
Bandwidth, Inc., Class A*	2,193	$164,519
Cogent Communications Holdings, Inc.	6,882	408,515
IDT Corp., Class B*	1,970	18,656
Ooma, Inc.*	3,210	33,641
ORBCOMM, Inc. (x)*	9,903	71,797
Pareteum Corp.*	7,796	20,347
pdvWireless, Inc.*	1,510	70,970
Vonage Holdings Corp.*	25,120	284,610

		1,073,055

Entertainment (0.2%)
Eros International plc*	2,354	3,178
Glu Mobile, Inc.*	18,903	135,723
IMAX Corp.*	8,572	173,154
Liberty Media Corp.-Liberty Braves, Class A*	1,669	46,398
Liberty Media Corp.-Liberty Braves, Class C*	5,907	165,219
LiveXLive Media, Inc. (x)*	4,399	18,256
Rosetta Stone, Inc.*	436	9,976

		551,904

Interactive Media & Services (0.4%)
Care.com, Inc.*	3,216	35,312
Cargurus, Inc.*	12,117	437,545
Cars.com, Inc.*	1,468	28,949
Eventbrite, Inc., Class A*	5,961	96,568
EverQuote, Inc., Class A*	1,375	17,875
Liberty TripAdvisor Holdings, Inc., Class A*	11,844	146,866
Meet Group, Inc. (The)*	7,524	26,183
QuinStreet, Inc.*	7,385	117,052
Travelzoo*	997	15,394
TrueCar, Inc.*	14,217	77,625
Yelp, Inc.*	12,319	421,063

		1,420,432

Media (0.3%)
Boston Omaha Corp., Class A*	1,166	26,993
Cardlytics, Inc.*	2,217	57,598
Central European Media Enterprises Ltd., Class A (x)*	14,621	63,748
Clear Channel Outdoor Holdings, Inc.*	1,548	7,306
Entravision Communications Corp., Class A	1,818	5,672
Fluent, Inc.*	6,401	34,437
Gray Television, Inc.*	6,025	98,750
Hemisphere Media Group, Inc.*	2,495	32,235
Loral Space & Communications, Inc.*	2,174	75,025
MDC Partners, Inc., Class A*	9,307	23,454
Meredith Corp.	6,490	357,339
National CineMedia, Inc.	1,048	6,875
TechTarget, Inc.*	3,697	78,561

		867,993

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	7,092	127,443
Gogo, Inc. (x)*	8,765	34,885
Shenandoah Telecommunications Co.	7,838	301,920

		464,248

Total Communication Services		4,377,632

Consumer Discretionary (15.3%)
Auto Components (0.5%)
Dorman Products, Inc.*	4,402	383,590
Fox Factory Holding Corp.*	6,146	507,107
Gentherm, Inc.*	5,492	229,730
LCI Industries	3,982	358,380
Standard Motor Products, Inc.	717	32,509
Stoneridge, Inc.*	505	15,933

		1,527,249

Automobiles (0.0%)
Winnebago Industries, Inc.	3,576	138,212

Distributors (0.1%)
Core-Mark Holding Co., Inc.	7,394	293,690
Funko, Inc., Class A (x)*	2,780	67,331
Greenlane Holdings, Inc., Class A*	903	8,660

		369,681

Diversified Consumer Services (2.8%)
Career Education Corp.*	11,227	214,099
Chegg, Inc.*	173,819	6,707,675
Collectors Universe, Inc.	1,193	25,459
K12, Inc.*	494	15,023
Regis Corp.*	297	4,930
Select Interior Concepts, Inc., Class A*	1,012	11,790
ServiceMaster Global Holdings, Inc.*	32,268	1,680,840
Sotheby’s*	5,202	302,392
Strategic Education, Inc.	3,483	619,974

		9,582,182

Hotels, Restaurants & Leisure (2.7%)
Biglari Holdings, Inc., Class B*	124	12,879
BJ’s Restaurants, Inc.	3,367	147,946
Bloomin’ Brands, Inc.	14,986	283,385
Boyd Gaming Corp.	11,942	321,717
Brinker International, Inc. (x)	4,608	181,325
Carrols Restaurant Group, Inc.*	386	3,486
Cheesecake Factory, Inc. (The)	6,850	299,482
Churchill Downs, Inc.	5,746	661,192
Chuy’s Holdings, Inc.*	692	15,861
Cracker Barrel Old Country Store, Inc. (x)	3,140	536,092
Dave & Buster’s Entertainment, Inc.	5,972	241,687
Denny’s Corp.*	7,288	149,623
Dine Brands Global, Inc. (x)	1,617	154,375
Drive Shack, Inc.*	8,772	41,141
Eldorado Resorts, Inc. (x)*	10,762	495,805
Empire Resorts, Inc. (x)*	242	2,323

See Notes to Financial Statements.

1241

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Everi Holdings, Inc.*	11,022	$131,492
Golden Entertainment, Inc.*	1,414	19,796
Habit Restaurants, Inc. (The), Class A*	1,067	11,193
Inspired Entertainment, Inc.*	1,279	10,795
Jack in the Box, Inc.	657	53,473
Lindblad Expeditions Holdings, Inc. (x)*	3,787	67,977
Marriott Vacations Worldwide Corp.	1,302	125,513
Monarch Casino & Resort, Inc.*	1,482	63,341
Nathan’s Famous, Inc.	204	15,936
Noodles & Co.*	4,617	36,382
Papa John’s International, Inc. (x)	3,222	144,088
Penn National Gaming, Inc.*	2,028	39,059
PlayAGS, Inc.*	4,355	84,705
Red Rock Resorts, Inc., Class A	11,345	243,691
Ruth’s Hospitality Group, Inc.	4,720	107,191
Scientific Games Corp., Class A*	9,102	180,402
SeaWorld Entertainment, Inc.*	8,259	256,029
Shake Shack, Inc., Class A*	4,604	332,409
Target Hospitality Corp.*	5,395	49,094
Texas Roadhouse, Inc.	11,129	597,293
Twin River Worldwide Holdings, Inc.*	3,415	101,596
Vail Resorts, Inc.	11,154	2,489,350
Wingstop, Inc.	4,438	420,500

		9,129,624

Household Durables (0.9%)
Cavco Industries, Inc.*	1,406	221,501
Century Communities, Inc.*	1,812	48,163
GoPro, Inc., Class A (x)*	18,622	101,676
Green Brick Partners, Inc.*	324	2,693
Hamilton Beach Brands Holding Co., Class A	1,174	22,365
Helen of Troy Ltd.*	4,102	535,680
Hooker Furniture Corp.	148	3,052
Installed Building Products, Inc.*	3,697	218,936
iRobot Corp. (x)*	4,481	410,639
KB Home	2,756	70,912
La-Z-Boy, Inc.	3,079	94,402
Legacy Housing Corp.*	390	4,856
LGI Homes, Inc. (x)*	3,279	234,219
Lovesac Co. (The)*	954	29,641
Purple Innovation, Inc. (x)*	599	4,043
Skyline Champion Corp.*	8,222	225,118
Sonos, Inc.*	11,348	128,686
Taylor Morrison Home Corp., Class A*	2,343	49,109
TopBuild Corp.*	5,541	458,573
Universal Electronics, Inc.*	1,984	81,384
ZAGG, Inc. (x)*	289	2,011

		2,947,659

Internet & Direct Marketing Retail (5.7%)
1-800-Flowers.com, Inc., Class A*	4,039	76,256
Duluth Holdings, Inc., Class B (x)*	1,738	23,620
Etsy, Inc.*	94,676	5,810,266
Farfetch Ltd., Class A*	117,407	2,442,066
Groupon, Inc.*	73,624	263,574
Leaf Group Ltd.*	2,181	16,161
Liberty Expedia Holdings, Inc., Class A*	610	29,152
MakeMyTrip Ltd.*	101,698	2,522,110
Overstock.com, Inc. (x)*	148,717	2,022,551
PetMed Express, Inc. (x)	920	14,416
Quotient Technology, Inc.*	1,354	14,542
RealReal, Inc. (The)*	83,674	2,418,179
Rubicon Project, Inc. (The)*	5,252	33,403
Shutterfly, Inc.*	5,592	282,676
Shutterstock, Inc.	3,112	121,959
Stitch Fix, Inc., Class A (x)*	99,997	3,198,904
Waitr Holdings, Inc.*	1,659	10,435

		19,300,270

Leisure Products (0.2%)
Clarus Corp.	1,330	19,205
Johnson Outdoors, Inc., Class A	485	36,166
Malibu Boats, Inc., Class A*	3,383	131,430
Marine Products Corp.	1,063	16,413
MasterCraft Boat Holdings, Inc.*	3,003	58,829
Sturm Ruger & Co., Inc.	2,501	136,254
YETI Holdings, Inc. (x)*	5,054	146,313

		544,610

Specialty Retail (1.1%)
Aaron’s, Inc.	9,762	599,484
American Eagle Outfitters, Inc.	23,760	401,544
America’s Car-Mart, Inc.*	1,016	87,457
Asbury Automotive Group, Inc.*	3,158	266,346
At Home Group, Inc.*	524	3,490
Boot Barn Holdings, Inc.*	4,566	162,732
Camping World Holdings, Inc., Class A (x)	5,354	66,497
Children’s Place, Inc. (The)	2,507	239,118
Designer Brands, Inc., Class A	3,719	71,293
Hibbett Sports, Inc.*	255	4,641
Hudson Ltd., Class A*	438	6,040
Lithia Motors, Inc., Class A	2,219	263,573
Lumber Liquidators Holdings, Inc. (x)*	893	10,314
MarineMax, Inc.*	218	3,584
Monro, Inc.	5,335	455,076
Murphy USA, Inc.*	848	71,257
National Vision Holdings, Inc.*	11,237	345,313
Rent-A-Center, Inc.*	7,957	211,895
RH (x)*	845	97,682
Sleep Number Corp.*	4,461	180,180
Tailored Brands, Inc. (x)	7,184	41,452
Winmark Corp.	169	29,262

		3,618,230

Textiles, Apparel & Luxury Goods (1.3%)
Brunello Cucinelli SpA (x)	72,796	2,455,146
Centric Brands, Inc.*	2,650	10,891
Crocs, Inc.*	10,460	206,585
Deckers Outdoor Corp.*	4,780	841,137
Kontoor Brands, Inc.*	1,702	47,690
Oxford Industries, Inc.	1,061	80,424
Steven Madden Ltd.	13,875	471,056
Superior Group of Cos., Inc.	497	8,514
Wolverine World Wide, Inc.	6,951	191,430

		4,312,873

Total Consumer Discretionary		51,470,590

See Notes to Financial Statements.

1242

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (1.6%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	1,365	$515,642
Celsius Holdings, Inc. (x)*	4,372	19,412
Coca-Cola Consolidated, Inc.	769	230,123
Craft Brew Alliance, Inc.*	290	4,057
MGP Ingredients, Inc. (x)	2,120	140,577
National Beverage Corp. (x)	1,914	85,422
New Age Beverages Corp.*	11,789	54,937
Primo Water Corp.*	5,734	70,528

		1,120,698

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club Holdings, Inc.*	6,374	168,274
Chefs’ Warehouse, Inc. (The)*	3,937	138,071
HF Foods Group, Inc.*	1,219	42,433
Performance Food Group Co.*	16,801	672,544
PriceSmart, Inc.	311	15,898

		1,037,220

Food Products (0.6%)
B&G Foods, Inc. (x)	1,000	20,800
Bridgford Foods Corp.*	280	8,333
Calavo Growers, Inc. (x)	2,648	256,168
Freshpet, Inc.*	5,083	231,328
J&J Snack Foods Corp.	2,480	399,156
John B Sanfilippo & Son, Inc.	1,409	112,283
Lancaster Colony Corp.	2,242	333,161
Limoneira Co.	666	13,280
Sanderson Farms, Inc.	2,729	372,672
Tootsie Roll Industries, Inc. (x)	2,411	89,038

		1,836,219

Household Products (0.1%)
WD-40 Co.	2,251	357,999

Personal Products (0.2%)
elf Beauty, Inc.*	662	9,334
Inter Parfums, Inc.	2,880	191,491
Lifevantage Corp.*	2,252	29,231
Medifast, Inc.	1,853	237,740
Revlon, Inc., Class A (x)*	974	18,828
USANA Health Sciences, Inc.*	2,203	174,984
Youngevity International, Inc.*	1,329	7,575

		669,183

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	18,699	39,081
Turning Point Brands, Inc.	1,355	66,368
Vector Group Ltd.	16,190	157,852

		263,301

Total Consumer Staples		5,284,620

Energy (0.4%)
Energy Equipment & Services (0.2%)
Cactus, Inc., Class A*	7,701	255,057
DMC Global, Inc.	2,357	149,316
FTS International, Inc.*	2,473	13,799
Liberty Oilfield Services, Inc., Class A (x)	2,186	35,369
ProPetro Holding Corp.*	7,435	153,905
RigNet, Inc.*	2,058	20,745
Solaris Oilfield Infrastructure, Inc., Class A	4,990	74,750
US Well Services, Inc.*	2,524	12,166

		715,107

Oil, Gas & Consumable Fuels (0.2%)
Altus Midstream Co.*	8,242	30,660
Ardmore Shipping Corp.*	1,083	8,826
Brigham Minerals, Inc., Class A*	1,878	40,302
CVR Energy, Inc.	2,015	100,730
Dorian LPG Ltd.*	954	8,605
Evolution Petroleum Corp.	3,539	25,304
Falcon Minerals Corp.	1,069	8,980
GasLog Ltd.	4,393	63,259
Golar LNG Ltd.	1,272	23,507
Goodrich Petroleum Corp.*	844	10,964
Isramco, Inc. (x)*	67	7,940
Jagged Peak Energy, Inc. (x)*	7,059	58,378
Matador Resources Co.*	1,872	37,215
NextDecade Corp.*	1,888	11,932
PrimeEnergy Resources Corp.*	61	8,121
Ring Energy, Inc.*	4,417	14,355
Rosehill Resources, Inc.*	1,660	6,142
Tellurian, Inc. (x)*	15,485	121,557
Uranium Energy Corp. (x)*	29,617	40,575

		627,352

Total Energy		1,342,459

Financials (5.4%)
Banks (0.7%)
Ameris Bancorp	1,654	64,820
Atlantic Capital Bancshares, Inc.*	314	5,376
Bank First National Corp.	880	60,685
Bank of NT Butterfield & Son Ltd. (The)	2,922	99,231
Baycom Corp.*	529	11,585
Cambridge Bancorp	154	12,551
Century Bancorp, Inc., Class A	67	5,889
City Holding Co.	197	15,023
CNB Financial Corp.	150	4,236
Coastal Financial Corp.*	644	9,963
ConnectOne Bancorp, Inc.	1,364	30,908
Eagle Bancorp, Inc.	304	16,456
Esquire Financial Holdings, Inc.*	294	7,394
FB Financial Corp.	1,302	47,653
Fidelity D&D Bancorp, Inc.	172	11,558
First Financial Bankshares, Inc.	21,189	652,409
First Foundation, Inc.	2,039	27,404
Glacier Bancorp, Inc.	1,830	74,207
Hanmi Financial Corp.	520	11,580
HarborOne Bancorp, Inc.*	1,171	21,933
Heritage Commerce Corp.	772	9,457
HomeTrust Bancshares, Inc.	707	17,774
Independent Bank Corp./MA	496	37,770
Independent Bank Corp./MI	872	19,001
Independent Bank Group, Inc.	1,412	77,604
Investar Holding Corp.	355	8,467
Lakeland Financial Corp.	2,821	132,107
LegacyTexas Financial Group, Inc.	3,004	122,293

See Notes to Financial Statements.

1243

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Malvern Bancorp, Inc.*	181	$3,984
Midland States Bancorp, Inc.	306	8,176
National Bank Holdings Corp., Class A	1,578	57,281
People’s Utah Bancorp	249	7,321
Preferred Bank	664	31,374
Reliant Bancorp, Inc.	167	3,946
Seacoast Banking Corp. of Florida*	1,224	31,139
ServisFirst Bancshares, Inc.	6,315	216,352
Stock Yards Bancorp, Inc.	613	22,160
TriState Capital Holdings, Inc.*	852	18,182
Triumph Bancorp, Inc.*	1,929	56,037
Union Bankshares, Inc. (x)	166	6,144
United Community Banks, Inc.	1,025	29,274
Unity Bancorp, Inc.	140	3,178
Veritex Holdings, Inc.	2,501	64,901
West Bancorporation, Inc.	492	10,440
Westamerica Bancorp	703	43,312

		2,228,535

Capital Markets (0.7%)
Ares Management Corp.	10,510	275,047
Artisan Partners Asset Management, Inc., Class A	4,355	119,850
Blucora, Inc.*	5,666	172,076
Cohen & Steers, Inc.	3,700	190,328
Cowen, Inc., Class A (x)*	2,080	35,755
Diamond Hill Investment Group, Inc.	470	66,608
Federated Investors, Inc., Class B	15,730	511,225
Focus Financial Partners, Inc., Class A*	4,951	135,212
GAMCO Investors, Inc., Class A	679	13,016
Greenhill & Co., Inc.	2,787	37,875
Hamilton Lane, Inc., Class A	3,564	203,362
Houlihan Lokey, Inc.	5,466	243,401
Ladenburg Thalmann Financial Services, Inc.	17,656	60,560
Moelis & Co., Class A	6,291	219,871
Och-Ziff Capital Management Group, Inc., Class A	1,430	32,833
PJT Partners, Inc., Class A	2,266	91,818
Pzena Investment Management, Inc., Class A	3,165	27,187
Siebert Financial Corp.*	1,484	13,356
Silvercrest Asset Management Group, Inc., Class A	1,496	20,989
Value Line, Inc.	160	4,402
Virtus Investment Partners, Inc.	135	14,499
WisdomTree Investments, Inc.	8,292	51,162

		2,540,432

Consumer Finance (0.4%)
Curo Group Holdings Corp. (x)*	2,810	31,051
Elevate Credit, Inc.*	2,901	11,952
Enova International, Inc.*	3,538	81,551
FirstCash, Inc.	6,925	692,639
Green Dot Corp., Class A*	6,716	328,412
Regional Management Corp.*	793	20,911
World Acceptance Corp.*	635	104,210

		1,270,726

Diversified Financial Services (0.0%)
Marlin Business Services Corp.	391	9,748

Insurance (1.5%)
Crawford & Co., Class A	2,303	24,251
eHealth, Inc.*	3,651	314,351
Enstar Group Ltd.*	333	58,035
FedNat Holding Co.	885	12,629
Global Indemnity Ltd.	265	8,204
Goosehead Insurance, Inc., Class A	1,829	87,426
Health Insurance Innovations, Inc., Class A (x)*	1,597	41,394
Heritage Insurance Holdings, Inc.	624	9,616
Investors Title Co.	32	5,344
James River Group Holdings Ltd.	1,952	91,549
Kinsale Capital Group, Inc.	3,235	295,938
MBIA, Inc.*	1,271	11,833
National General Holdings Corp.	6,648	152,505
Palomar Holdings, Inc.*	928	22,309
RLI Corp.	6,546	561,058
Selective Insurance Group, Inc.	4,690	351,234
State Auto Financial Corp.	239	8,365
Trupanion, Inc. (x)*	86,304	3,118,164
United Fire Group, Inc.	291	14,102
Universal Insurance Holdings, Inc.	1,728	48,211

		5,236,518

Thrifts & Mortgage Finance (2.1%)
Axos Financial, Inc.*	5,971	162,710
Essent Group Ltd.*	7,957	373,900
Federal Agricultural Mortgage Corp., Class C	452	32,842
FS Bancorp, Inc.	84	4,357
Greene County Bancorp, Inc.	392	11,533
Hingham Institution for Savings	115	22,771
Kearny Financial Corp.	4,530	60,204
LendingTree, Inc. (x)*	13,932	5,851,858
Meridian Bancorp, Inc.	1,073	19,196
Meta Financial Group, Inc.	3,514	98,568
Mr Cooper Group, Inc.*	5,939	47,571
NMI Holdings, Inc., Class A*	10,647	302,268
PCSB Financial Corp.	249	5,042
Southern Missouri Bancorp, Inc.	86	2,995
United Community Financial Corp.	811	7,761
Walker & Dunlop, Inc.	500	26,605
Waterstone Financial, Inc.	319	5,442

		7,035,623

Total Financials		18,321,582

Health Care (31.1%)
Biotechnology (7.6%)
ACADIA Pharmaceuticals, Inc. (x)*	17,216	460,184
Acceleron Pharma, Inc.*	6,085	249,972
ADMA Biologics, Inc. (x)*	4,045	15,654
Aduro Biotech, Inc.*	8,936	13,761
Adverum Biotechnologies, Inc.*	8,667	103,051
Aeglea BioTherapeutics, Inc.*	712	4,877
Affimed NV*	8,113	23,284

See Notes to Financial Statements.

1244

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Agenus, Inc. (x)*	17,103	$51,309
AgeX Therapeutics, Inc. (x)*	3,401	12,482
Aimmune Therapeutics, Inc. (x)*	7,260	151,153
Akcea Therapeutics, Inc. (x)*	2,056	48,213
Albireo Pharma, Inc.*	1,682	54,228
Alder Biopharmaceuticals, Inc.*	11,895	140,004
Aldeyra Therapeutics, Inc. (x)*	2,401	14,406
Alector, Inc.*	1,598	30,362
Allakos, Inc. (x)*	2,834	122,797
Allogene Therapeutics, Inc. (x)*	6,336	170,122
Alnylam Pharmaceuticals, Inc.*	9,666	701,365
Amicus Therapeutics, Inc.*	37,816	471,944
AnaptysBio, Inc.*	3,381	190,756
Anavex Life Sciences Corp.*	6,947	23,411
Apellis Pharmaceuticals, Inc.*	7,893	200,009
Arena Pharmaceuticals, Inc.*	6,527	382,678
ArQule, Inc. (x)*	15,116	166,427
Array BioPharma, Inc.*	36,395	1,686,180
Arrowhead Pharmaceuticals, Inc.*	15,251	404,151
Assembly Biosciences, Inc.*	405	5,463
Atara Biotherapeutics, Inc.*	7,236	145,516
Athenex, Inc.*	9,683	191,723
Athersys, Inc. (x)*	21,061	35,382
Audentes Therapeutics, Inc.*	7,164	271,229
Avid Bioservices, Inc.*	8,298	46,469
Avrobio, Inc.*	2,550	41,463
Bellicum Pharmaceuticals, Inc.*	953	1,620
Beyondspring, Inc.*	1,651	39,129
BioCryst Pharmaceuticals, Inc.*	15,371	58,256
Biohaven Pharmaceutical Holding Co. Ltd.*	5,439	238,174
BioSpecifics Technologies Corp.*	1,002	59,829
Bioxcel Therapeutics, Inc.*	960	10,522
Blueprint Medicines Corp.*	7,976	752,376
Calithera Biosciences, Inc.*	1,298	5,062
Calyxt, Inc. (x)*	1,496	18,670
Cara Therapeutics, Inc. (x)*	4,816	103,544
CareDx, Inc.*	6,329	227,781
CASI Pharmaceuticals, Inc. (x)*	7,869	25,181
Catalyst Pharmaceuticals, Inc. (x)*	15,761	60,522
Celcuity, Inc.*	983	24,575
Cellular Biomedicine Group, Inc.*	1,450	23,968
CEL-SCI Corp.*	3,861	32,355
Checkpoint Therapeutics, Inc.*	3,674	11,132
ChemoCentryx, Inc.*	6,656	61,901
Clovis Oncology, Inc.*	7,970	118,514
Coherus Biosciences, Inc. (x)*	4,211	93,063
Constellation Pharmaceuticals, Inc. (x)*	2,289	28,109
Corbus Pharmaceuticals Holdings, Inc. (x)*	9,694	67,179
Cortexyme, Inc.*	452	19,215
Crinetics Pharmaceuticals, Inc.*	1,803	45,075
Cue Biopharma, Inc. (x)*	2,920	26,251
Cyclerion Therapeutics, Inc.*	3,648	41,770
Cytokinetics, Inc.*	8,157	91,766
CytomX Therapeutics, Inc.*	7,363	82,613
Deciphera Pharmaceuticals, Inc. (x)*	2,407	54,278
Denali Therapeutics, Inc.*	7,829	162,530
Dicerna Pharmaceuticals, Inc.*	8,465	133,324
Dynavax Technologies Corp. (x)*	9,396	37,490
Eagle Pharmaceuticals, Inc.*	1,518	84,522
Editas Medicine, Inc.*	39,445	975,869
Eidos Therapeutics, Inc. (x)*	1,819	56,535
Eiger BioPharmaceuticals, Inc.*	3,815	40,439
Emergent BioSolutions, Inc.*	7,455	360,151
Enanta Pharmaceuticals, Inc.*	2,799	236,180
Epizyme, Inc.*	9,267	116,301
Esperion Therapeutics, Inc.*	4,073	189,476
Evelo Biosciences, Inc. (x)*	501	4,499
Fate Therapeutics, Inc.*	8,555	173,666
FibroGen, Inc.*	11,387	514,465
Flexion Therapeutics, Inc.*	5,340	65,682
Forty Seven, Inc.*	2,689	28,503
G1 Therapeutics, Inc.*	3,274	100,381
Galectin Therapeutics, Inc.*	5,190	21,539
Genomic Health, Inc.*	4,397	255,773
Global Blood Therapeutics, Inc. (x)*	8,892	467,719
GlycoMimetics, Inc.*	5,413	64,523
Gossamer Bio, Inc.*	1,763	39,103
Gritstone Oncology, Inc. (x)*	741	8,255
Halozyme Therapeutics, Inc.*	23,398	401,978
Harpoon Therapeutics, Inc.*	365	4,745
Heron Therapeutics, Inc. (x)*	12,052	224,047
Homology Medicines, Inc.*	3,971	77,712
ImmunoGen, Inc.*	13,143	28,520
Immunomedics, Inc. (x)*	25,891	359,108
Inovio Pharmaceuticals, Inc. (x)*	15,096	44,382
Insmed, Inc.*	12,661	324,122
Intellia Therapeutics, Inc.*	52,831	864,843
Intercept Pharmaceuticals, Inc.*	4,046	321,940
Intrexon Corp. (x)*	3,029	23,202
Invitae Corp.*	14,153	332,596
Iovance Biotherapeutics, Inc. (x)*	18,730	459,260
Ironwood Pharmaceuticals, Inc.*	25,102	274,616
Kadmon Holdings, Inc. (x)*	21,185	43,641
KalVista Pharmaceuticals, Inc.*	1,902	42,129
Karyopharm Therapeutics, Inc. (x)*	9,416	56,402
Kezar Life Sciences, Inc. (x)*	191	1,473
Kindred Biosciences, Inc.*	6,066	50,530
Kiniksa Pharmaceuticals Ltd., Class A*	2,133	28,881
Kodiak Sciences, Inc.*	3,845	44,987
Krystal Biotech, Inc.*	1,433	57,707
Kura Oncology, Inc.*	4,741	93,350
La Jolla Pharmaceutical Co. (x)*	3,545	32,791
Lexicon Pharmaceuticals, Inc. (x)*	6,902	43,414
Ligand Pharmaceuticals, Inc.*	501	57,189
LogicBio Therapeutics, Inc. (x)*	1,476	19,188
MacroGenics, Inc.*	3,652	61,974
Madrigal Pharmaceuticals, Inc. (x)*	1,275	133,633
Magenta Therapeutics, Inc.*	3,169	46,743
MannKind Corp. (x)*	30,601	35,191
Marker Therapeutics, Inc.*	4,411	34,935
MediciNova, Inc. (x)*	6,719	64,704

See Notes to Financial Statements.

1245

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
MEI Pharma, Inc.*	11,003	$27,508
MeiraGTx Holdings plc*	2,550	68,544
Millendo Therapeutics, Inc.*	1,511	17,467
Minerva Neurosciences, Inc.*	4,521	25,453
Mirati Therapeutics, Inc.*	4,081	420,343
Moderna, Inc.*	31,171	456,343
Molecular Templates, Inc.*	1,751	14,621
Momenta Pharmaceuticals, Inc.*	16,083	200,233
Mustang Bio, Inc.*	4,488	16,516
Myriad Genetics, Inc.*	1,363	37,864
Natera, Inc.*	9,137	251,998
NextCure, Inc.*	445	6,666
Novavax, Inc. (x)*	981	5,749
Oncocyte Corp.*	3,455	8,603
Organogenesis Holdings, Inc.*	1,697	12,897
Palatin Technologies, Inc.*	31,605	36,662
Pfenex, Inc.*	5,153	34,731
PhaseBio Pharmaceuticals, Inc.*	2,239	29,376
Pieris Pharmaceuticals, Inc.*	7,211	33,892
Portola Pharmaceuticals, Inc. (x)*	10,896	295,608
Precision BioSciences, Inc.*	1,485	19,676
Principia Biopharma, Inc.*	2,045	67,874
Progenics Pharmaceuticals, Inc. (x)*	14,164	87,392
Protagonist Therapeutics, Inc.*	1,539	18,637
PTC Therapeutics, Inc.*	9,360	421,200
Puma Biotechnology, Inc.*	5,025	63,868
Ra Pharmaceuticals, Inc.*	5,116	153,838
Radius Health, Inc.*	7,367	179,460
Recro Pharma, Inc.*	2,896	29,452
REGENXBIO, Inc.*	5,448	279,864
Repligen Corp.*	7,747	665,855
Replimune Group, Inc.*	1,887	27,663
Retrophin, Inc.*	6,779	136,190
Rhythm Pharmaceuticals, Inc.*	3,747	82,434
Rigel Pharmaceuticals, Inc.*	25,258	65,923
Rocket Pharmaceuticals, Inc.*	4,840	72,600
Rubius Therapeutics, Inc. (x)*	5,698	89,630
Sangamo Therapeutics, Inc. (x)*	13,285	143,079
Savara, Inc.*	4,278	10,139
Scholar Rock Holding Corp. (x)*	2,525	40,047
Seres Therapeutics, Inc.*	2,833	9,122
Solid Biosciences, Inc. (x)*	437	2,513
Sorrento Therapeutics, Inc. (x)*	19,080	50,944
Spark Therapeutics, Inc.*	5,614	574,761
Spectrum Pharmaceuticals, Inc.*	16,693	143,727
Spero Therapeutics, Inc.*	60	691
Stemline Therapeutics, Inc.*	6,545	100,269
Sutro Biopharma, Inc.*	217	2,469
Syndax Pharmaceuticals, Inc.*	3,266	30,406
Synthorx, Inc. (x)*	1,210	16,347
Syros Pharmaceuticals, Inc.*	5,624	52,078
TG Therapeutics, Inc. (x)*	11,472	99,233
Tocagen, Inc.*	3,578	23,901
Translate Bio, Inc.*	4,795	60,561
Turning Point Therapeutics, Inc.*	1,033	42,043
Twist Bioscience Corp.*	3,473	100,752
Tyme Technologies, Inc. (x)*	9,927	12,111
Ultragenyx Pharmaceutical, Inc. (x)*	8,922	566,547
UNITY Biotechnology, Inc.*	3,107	29,517
UroGen Pharma Ltd.*	3,057	109,869
Vanda Pharmaceuticals, Inc.*	8,495	119,695
VBI Vaccines, Inc.*	11,781	13,784
Veracyte, Inc.*	7,612	217,018
Vericel Corp.*	7,183	135,687
Viking Therapeutics, Inc. (x)*	1,069	8,873
Voyager Therapeutics, Inc.*	3,942	107,301
X4 Pharmaceuticals, Inc.*	1,119	16,785
XBiotech, Inc.*	2,720	20,618
Xencor, Inc.*	7,729	316,348
Y-mAbs Therapeutics, Inc.*	3,317	75,860
ZIOPHARM Oncology, Inc. (x)*	26,181	152,635

		25,747,673

Health Care Equipment & Supplies (7.9%)
Accuray, Inc.*	14,155	54,780
Alphatec Holdings, Inc.*	4,380	19,885
Antares Pharma, Inc.*	26,418	86,915
Apyx Medical Corp.*	839	5,638
AtriCure, Inc.*	6,077	181,338
Atrion Corp.	235	200,394
Avedro, Inc.*	822	16,144
Axogen, Inc.*	5,536	109,613
Axonics Modulation Technologies, Inc. (x)*	2,525	103,449
BioLife Solutions, Inc.*	1,084	18,374
BioSig Technologies, Inc.*	2,564	24,076
Cardiovascular Systems, Inc.*	5,581	239,592
Cerus Corp.*	19,654	110,455
Conformis, Inc.*	10,404	45,361
CONMED Corp.	4,457	381,386
Corindus Vascular Robotics, Inc.*	14,975	44,626
CryoLife, Inc.*	5,985	179,131
CryoPort, Inc.*	4,422	81,011
Cutera, Inc.*	2,359	49,020
CytoSorbents Corp. (x)*	4,924	32,548
GenMark Diagnostics, Inc.*	9,027	58,585
Glaukos Corp.*	5,822	438,979
Globus Medical, Inc., Class A*	12,416	525,197
Haemonetics Corp.*	8,368	1,007,005
Heska Corp.*	1,134	96,583
Inogen, Inc.*	2,979	198,878
Integer Holdings Corp.*	3,886	326,113
IntriCon Corp.*	1,340	31,302
iRadimed Corp. (x)*	728	14,888
iRhythm Technologies, Inc.*	4,044	319,800
Lantheus Holdings, Inc.*	6,235	176,451
LeMaitre Vascular, Inc.	2,274	63,627
LivaNova plc*	18,342	1,319,890
Meridian Bioscience, Inc.	625	7,425
Merit Medical Systems, Inc.*	8,762	521,865
Mesa Laboratories, Inc.	557	136,097
Misonix, Inc.*	1,202	30,555
Natus Medical, Inc.*	5,512	141,603
Neogen Corp.*	8,368	519,736
Neuronetics, Inc.*	1,954	24,445
Nevro Corp.*	4,827	312,934
Novocure Ltd.*	13,841	875,166
NuVasive, Inc.*	8,483	496,595
Orthofix Medical, Inc.*	2,238	118,345
OrthoPediatrics Corp.*	1,437	56,043

See Notes to Financial Statements.

1246

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Oxford Immunotec Global plc*	194	$2,669
Penumbra, Inc.*	55,577	8,892,320
Pulse Biosciences, Inc.*	1,678	22,150
Quidel Corp.*	5,779	342,810
Quotient Ltd. (x)*	309,375	2,892,656
Rockwell Medical, Inc.*	8,344	25,115
Senseonics Holdings, Inc. (x)*	17,391	35,478
Shockwave Medical, Inc. (x)*	44,701	2,551,980
SI-BONE, Inc.*	2,627	53,433
Sientra, Inc. (x)*	3,140	19,342
Silk Road Medical, Inc.*	1,142	55,341
Soliton, Inc.*	367	5,395
STAAR Surgical Co.*	7,254	213,123
Surmodics, Inc.*	2,134	92,125
Tactile Systems Technology, Inc.*	2,963	168,654
Tandem Diabetes Care, Inc.*	9,064	584,809
TransEnterix, Inc. (x)*	20,968	28,516
TransMedics Group, Inc.*	929	26,932
Utah Medical Products, Inc.	466	44,596
Vapotherm, Inc.*	871	20,033
Varex Imaging Corp.*	2,667	81,744
ViewRay, Inc.*	11,332	99,835
Wright Medical Group NV*	20,640	615,485
Zynex, Inc.	2,538	22,817

		26,699,201

Health Care Providers & Services (6.0%)
Addus HomeCare Corp.*	1,725	129,289
Amedisys, Inc.*	5,124	622,105
American Renal Associates Holdings, Inc.*	934	6,949
AMN Healthcare Services, Inc.*	7,519	407,906
Apollo Medical Holdings, Inc. (x)*	1,017	16,994
Avalon GloboCare Corp.*	3,063	7,964
BioScrip, Inc. (x)*	2,486	6,464
BioTelemetry, Inc.*	5,416	260,780
Catasys, Inc.*	1,152	22,141
CorVel Corp.*	1,488	129,471
Covetrus, Inc.*	103,013	2,519,698
Cross Country Healthcare, Inc.*	819	7,682
Ensign Group, Inc. (The)	8,266	470,501
Genesis Healthcare, Inc.*	13,015	16,139
Guardant Health, Inc. (x)*	78,950	6,815,753
Hanger, Inc.*	952	18,231
HealthEquity, Inc.*	100,403	6,566,356
Joint Corp. (The)*	2,132	38,802
LHC Group, Inc.*	4,924	588,812
Magellan Health, Inc.*	1,961	145,565
National Research Corp.	1,969	113,395
PetIQ, Inc.*	3,079	101,484
Providence Service Corp. (The)*	1,900	108,946
R1 RCM, Inc.*	16,750	210,715
RadNet, Inc.*	6,864	94,655
Select Medical Holdings Corp.*	17,969	285,168
Surgery Partners, Inc.*	267	2,173
Tenet Healthcare Corp.*	15,688	324,114
US Physical Therapy, Inc.	2,062	252,739

		20,290,991

Health Care Technology (3.6%)
Castlight Health, Inc., Class B*	16,339	52,775
Evolent Health, Inc., Class A*	2,803	22,284
HealthStream, Inc.*	1,654	42,773
HMS Holdings Corp.*	14,169	458,934
Inovalon Holdings, Inc., Class A (x)*	11,516	167,097
Inspire Medical Systems, Inc.*	157,751	9,567,598
NextGen Healthcare, Inc.*	8,831	175,737
Omnicell, Inc.*	6,697	576,143
OptimizeRx Corp.*	1,950	31,590
Simulations Plus, Inc.	1,961	56,006
Tabula Rasa HealthCare, Inc. (x)*	3,186	159,077
Teladoc Health, Inc. (x)*	11,664	774,606
Vocera Communications, Inc. (x)*	5,036	160,749

		12,245,369

Life Sciences Tools & Services (4.1%)
Accelerate Diagnostics, Inc. (x)*	4,459	102,022
Adaptive Biotechnologies Corp.*	28,094	1,356,940
Cambrex Corp.*	2,367	110,799
ChromaDex Corp. (x)*	6,486	30,160
Codexis, Inc.*	8,644	159,309
Fluidigm Corp.*	11,295	139,155
Medpace Holdings, Inc.*	4,507	294,848
NanoString Technologies, Inc.*	360,642	10,945,485
NeoGenomics, Inc.*	14,297	313,676
Pacific Biosciences of California, Inc.*	21,306	128,901
Quanterix Corp.*	1,560	52,712
Syneos Health, Inc.*	703	35,916

		13,669,923

Pharmaceuticals (1.9%)
AcelRx Pharmaceuticals, Inc.*	4,201	10,629
Acer Therapeutics, Inc.*	1,250	4,875
Aerie Pharmaceuticals, Inc. (x)*	6,889	203,570
Akorn, Inc.*	1,700	8,755
Amneal Pharmaceuticals, Inc.*	15,289	109,622
Amphastar Pharmaceuticals, Inc.*	5,868	123,873
ANI Pharmaceuticals, Inc.*	1,496	122,971
Aratana Therapeutics, Inc.*	7,415	38,261
Arvinas, Inc.*	2,872	63,155
Axsome Therapeutics, Inc.*	3,979	102,459
BioDelivery Sciences International, Inc.*	13,316	61,919
Cerecor, Inc.*	3,301	17,957
Chiasma, Inc.*	4,239	31,665
Collegium Pharmaceutical, Inc.*	5,235	68,840
Corcept Therapeutics, Inc.*	15,778	175,925
CorMedix, Inc.*	2,882	25,852
Cymabay Therapeutics, Inc.*	11,233	80,428
Dermira, Inc.*	7,607	72,723
Dova Pharmaceuticals, Inc. (x)*	1,180	16,638
Eloxx Pharmaceuticals, Inc. (x)*	3,407	33,968
Endo International plc*	1,988	8,191
Evofem Biosciences, Inc.*	2,175	14,442
Evolus, Inc. (x)*	1,800	26,316
EyePoint Pharmaceuticals, Inc.*	6,487	10,639
Innoviva, Inc.*	10,594	154,249

See Notes to Financial Statements.

1247

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Intersect ENT, Inc.*	96,562	$2,197,751
Intra-Cellular Therapies, Inc.*	3,505	45,495
Kala Pharmaceuticals, Inc.*	2,212	14,113
Kaleido Biosciences, Inc.*	811	9,408
Liquidia Technologies, Inc.*	2,163	17,304
Marinus Pharmaceuticals, Inc. (x)*	7,648	31,739
Medicines Co. (The)(x)*	3,816	139,169
MyoKardia, Inc.*	7,257	363,866
NGM Biopharmaceuticals, Inc.*	1,034	15,138
Ocular Therapeutix, Inc. (x)*	5,771	25,392
Odonate Therapeutics, Inc. (x)*	1,268	46,523
Omeros Corp. (x)*	7,604	119,307
Optinose, Inc. (x)*	4,048	28,660
Pacira BioSciences, Inc.*	6,628	288,252
Paratek Pharmaceuticals, Inc. (x)*	5,672	22,631
Phibro Animal Health Corp., Class A	3,146	99,948
Reata Pharmaceuticals, Inc., Class A*	1,388	130,958
resTORbio, Inc. (x)*	88	898
Revance Therapeutics, Inc.*	5,866	76,082
SIGA Technologies, Inc.*	8,966	50,927
Supernus Pharmaceuticals, Inc.*	8,046	266,242
TherapeuticsMD, Inc. (x)*	29,571	76,885
Theravance Biopharma, Inc. (x)*	7,232	118,099
Tricida, Inc. (x)*	3,566	140,714
Verrica Pharmaceuticals, Inc.*	712	8,273
WaVe Life Sciences Ltd. (x)*	2,831	73,861
Xeris Pharmaceuticals, Inc.*	4,119	47,121
Zogenix, Inc.*	6,965	332,788
Zynerba Pharmaceuticals, Inc.*	3,382	45,826

		6,421,292

Total Health Care		105,074,449

Industrials (12.0%)
Aerospace & Defense (0.9%)
Aerojet Rocketdyne Holdings, Inc.*	8,399	376,023
Aerovironment, Inc.*	3,475	197,276
Astronics Corp.*	3,961	159,312
Axon Enterprise, Inc.*	9,528	611,793
Cubic Corp.	819	52,809
Ducommun, Inc.*	303	13,656
Kratos Defense & Security Solutions, Inc.*	14,724	337,032
Mercury Systems, Inc.*	8,717	613,241
Moog, Inc., Class A	4,553	426,206
National Presto Industries, Inc.	59	5,504
Parsons Corp.*	3,037	111,944
Triumph Group, Inc.	2,002	45,846
Wesco Aircraft Holdings, Inc.*	2,509	27,850

		2,978,492

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	9,551	233,044
Forward Air Corp.	4,653	275,225
Radiant Logistics, Inc.*	6,285	38,590

		546,859

Airlines (0.2%)
Allegiant Travel Co.	2,120	304,220
Mesa Air Group, Inc.*	1,465	13,390
Spirit Airlines, Inc.*	8,778	418,974

		736,584

Building Products (1.0%)
AAON, Inc.	6,708	336,607
Advanced Drainage Systems, Inc.	5,959	195,396
American Woodmark Corp.*	2,475	209,434
Apogee Enterprises, Inc.	3,545	153,995
Builders FirstSource, Inc.*	17,395	293,280
Continental Building Products, Inc.*	2,737	72,722
CSW Industrials, Inc.	2,445	166,627
JELD-WEN Holding, Inc.*	9,834	208,776
Masonite International Corp.*	3,860	203,345
Patrick Industries, Inc.*	2,453	120,663
PGT Innovations, Inc.*	4,565	76,327
Simpson Manufacturing Co., Inc.	7,312	485,955
Trex Co., Inc.*	9,593	687,818
Universal Forest Products, Inc.	8,618	328,001

		3,538,946

Commercial Services & Supplies (1.7%)
Advanced Disposal Services, Inc.*	11,209	357,679
Brady Corp., Class A	6,379	314,612
Brink’s Co. (The)	8,161	662,510
Casella Waste Systems, Inc., Class A*	7,289	288,863
CECO Environmental Corp.*	526	5,044
Cimpress NV*	3,580	325,386
Covanta Holding Corp.	19,278	345,269
Deluxe Corp.	424	17,240
Healthcare Services Group, Inc. (x)	12,130	367,782
Heritage-Crystal Clean, Inc.*	1,725	45,385
Herman Miller, Inc.	9,600	429,120
HNI Corp.	5,568	196,996
Interface, Inc.	8,712	133,555
Kimball International, Inc., Class B	5,089	88,701
Knoll, Inc.	7,508	172,534
McGrath RentCorp	2,705	168,116
Mobile Mini, Inc.	2,426	73,823
MSA Safety, Inc.	5,769	607,995
NRC Group Holdings Corp.*	1,551	17,247
Pitney Bowes, Inc.	13,293	56,894
Steelcase, Inc., Class A	3,405	58,226
Tetra Tech, Inc.	8,919	700,587
US Ecology, Inc.	3,608	214,820
Viad Corp.	3,282	217,400
VSE Corp.	97	2,783

		5,868,567

Construction & Engineering (0.7%)
Argan, Inc.	2,030	82,337
Comfort Systems USA, Inc.	5,943	303,033
Construction Partners, Inc., Class A*	731	10,980
Dycom Industries, Inc.*	3,961	233,184

See Notes to Financial Statements.

1248

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EMCOR Group, Inc.	6,834	$602,075
Granite Construction, Inc.	1,149	55,359
Great Lakes Dredge & Dock Corp.*	8,796	97,108
IES Holdings, Inc.*	594	11,197
MasTec, Inc.*	9,829	506,488
MYR Group, Inc.*	2,623	97,969
NV5 Global, Inc.*	1,664	135,450
Primoris Services Corp.	4,847	101,448
Sterling Construction Co., Inc.*	803	10,776
WillScot Corp.*	5,701	85,743

		2,333,147

Electrical Equipment (0.7%)
Allied Motion Technologies, Inc.	1,111	42,107
American Superconductor Corp.*	889	8,250
Atkore International Group, Inc.*	7,540	195,060
AZZ, Inc.	1,291	59,412
Energous Corp. (x)*	4,477	19,564
EnerSys	4,607	315,579
Enphase Energy, Inc.*	14,999	273,432
Generac Holdings, Inc.*	10,003	694,308
Plug Power, Inc. (x)*	37,479	84,328
Sunrun, Inc.*	18,063	338,862
Thermon Group Holdings, Inc.*	1,489	38,193
TPI Composites, Inc.*	4,706	116,332
Vicor Corp.*	2,900	90,045
Vivint Solar, Inc.*	7,120	51,976

		2,327,448

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	5,851	209,934

Machinery (2.2%)
Actuant Corp., Class A	4,493	111,471
Alamo Group, Inc.	1,381	138,003
Albany International Corp., Class A	4,732	392,330
Barnes Group, Inc.	910	51,269
Blue Bird Corp.*	1,272	25,046
Chart Industries, Inc.*	5,786	444,828
Columbus McKinnon Corp.	2,272	95,356
Douglas Dynamics, Inc.	3,659	145,592
Energy Recovery, Inc. (x)*	6,027	62,801
EnPro Industries, Inc.	307	19,599
ESCO Technologies, Inc.	3,922	324,036
Evoqua Water Technologies Corp.*	12,217	173,970
Federal Signal Corp.	9,192	245,886
Franklin Electric Co., Inc.	7,149	339,578
Gencor Industries, Inc.*	300	3,900
Global Brass & Copper Holdings, Inc.	3,243	141,816
Gorman-Rupp Co. (The)	533	17,498
Graham Corp.	119	2,405
Harsco Corp.*	12,996	356,610
Helios Technologies, Inc.	4,782	221,933
Hillenbrand, Inc.	6,754	267,256
John Bean Technologies Corp.	5,095	617,157
Kadant, Inc.	1,797	163,186
LB Foster Co., Class A*	177	4,839
Lindsay Corp. (x)	624	51,299
Luxfer Holdings plc	4,085	100,164
Meritor, Inc.*	10,930	265,053
Miller Industries, Inc.	140	4,305
Mueller Industries, Inc.	4,989	146,028
Mueller Water Products, Inc., Class A	15,248	149,735
Omega Flex, Inc.	485	37,253
Proto Labs, Inc.*	4,402	510,720
RBC Bearings, Inc.*	3,966	661,569
REV Group, Inc.	769	11,081
Rexnord Corp.*	1,921	58,053
Spartan Motors, Inc.	4,133	45,298
SPX Corp.*	5,813	191,945
Tennant Co.	2,936	179,683
Terex Corp.	7,757	243,570
Watts Water Technologies, Inc., Class A	2,562	238,727
Welbilt, Inc.*	21,179	353,689

		7,614,537

Marine (0.0%)
Scorpio Bulkers, Inc.	1,511	6,951

Professional Services (2.9%)
ASGN, Inc.*	7,314	443,228
Barrett Business Services, Inc.	1,165	96,229
BG Staffing, Inc.	698	13,178
CRA International, Inc.	301	11,537
Exponent, Inc.	8,466	495,600
Forrester Research, Inc.	1,750	82,303
Franklin Covey Co.*	1,684	57,256
FTI Consulting, Inc.*	561	47,034
Heidrick & Struggles International, Inc.	332	9,950
Huron Consulting Group, Inc.*	456	22,973
ICF International, Inc.	1,844	134,243
Insperity, Inc.	6,329	773,024
Kforce, Inc.	3,741	131,272
Korn Ferry	9,203	368,764
Mistras Group, Inc.*	510	7,329
Resources Connection, Inc.	1,652	26,449
TriNet Group, Inc.*	7,297	494,737
Upwork, Inc.*	375,055	6,030,884
WageWorks, Inc.*	6,530	331,659
Willdan Group, Inc.*	1,667	62,096

		9,639,745

Road & Rail (0.2%)
Avis Budget Group, Inc.*	9,655	339,470
Heartland Express, Inc.	475	8,583
PAM Transportation Services, Inc.*	210	13,020
Saia, Inc.*	2,533	163,809
Universal Logistics Holdings, Inc.	1,373	30,851

		555,733

Trading Companies & Distributors (1.2%)
Applied Industrial Technologies, Inc.	6,256	384,932
Beacon Roofing Supply, Inc.*	2,097	77,002
EVI Industries, Inc. (x)	72,284	2,766,309
Foundation Building Materials, Inc.*	582	10,348

See Notes to Financial Statements.

1249

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
General Finance Corp.*	563	$4,712
GMS, Inc.*	2,349	51,678
H&E Equipment Services, Inc.	4,039	117,494
Herc Holdings, Inc.*	295	13,520
Kaman Corp.	675	42,991
Lawson Products, Inc.*	679	24,940
MRC Global, Inc.*	1,218	20,852
SiteOne Landscape Supply, Inc. (x)*	6,675	462,577
Systemax, Inc.	1,558	34,525
Transcat, Inc.*	1,091	27,919

		4,039,799

Total Industrials		40,396,742

Information Technology (25.5%)
Communications Equipment (0.4%)
Acacia Communications, Inc.*	6,113	288,289
Aerohive Networks, Inc.*	7,130	31,586
Calix, Inc.*	3,880	25,453
Casa Systems, Inc.*	4,611	29,649
Clearfield, Inc.*	1,753	23,227
DASAN Zhone Solutions, Inc.*	929	12,067
Extreme Networks, Inc.*	19,032	123,137
InterDigital, Inc.	5,177	333,399
Plantronics, Inc.	5,452	201,942
Viavi Solutions, Inc.*	37,538	498,880

		1,567,629

Electronic Equipment, Instruments & Components (1.1%)
Airgain, Inc.*	1,495	21,154
Akoustis Technologies, Inc.*	4,075	26,080
Badger Meter, Inc.	4,673	278,931
Coda Octopus Group, Inc.*	750	9,788
Control4 Corp.*	4,329	102,814
ePlus, Inc.*	1,928	132,916
Fabrinet*	5,463	271,347
FARO Technologies, Inc.*	2,658	139,758
Fitbit, Inc., Class A (x)*	7,961	35,028
II-VI, Inc. (x)*	9,365	342,384
Insight Enterprises, Inc.*	2,143	124,723
Iteris, Inc.*	4,868	25,168
Itron, Inc.*	5,600	350,392
Kimball Electronics, Inc.*	309	5,018
MTS Systems Corp.	987	57,769
Napco Security Technologies, Inc.*	1,927	57,193
nLight, Inc.*	5,258	100,954
Novanta, Inc.*	5,500	518,650
OSI Systems, Inc.*	2,474	278,647
PAR Technology Corp. (x)*	1,890	53,298
PCM, Inc.*	1,049	36,757
Plexus Corp.*	647	37,765
Rogers Corp.*	3,021	521,364
Sanmina Corp.*	2,514	76,124
Vishay Precision Group, Inc.*	1,321	53,672
Wrap Technologies, Inc.*	1,216	7,564

		3,665,258

IT Services (6.7%)
Brightcove, Inc.*	6,226	64,315
Carbonite, Inc.*	5,408	140,824
Cardtronics plc, Class A*	4,937	134,879
Cass Information Systems, Inc.	2,329	112,910
CSG Systems International, Inc.	5,156	251,767
Endurance International Group Holdings, Inc.*	12,144	58,291
EVERTEC, Inc.	9,914	324,188
Evo Payments, Inc., Class A*	5,123	161,528
Exela Technologies, Inc.*	5,209	11,408
ExlService Holdings, Inc.*	5,491	363,120
GTT Communications, Inc. (x)*	5,441	95,762
Hackett Group, Inc. (The)	3,666	61,552
I3 Verticals, Inc., Class A*	1,513	44,558
International Money Express, Inc.*	2,158	30,428
Limelight Networks, Inc.*	7,411	20,010
LiveRamp Holdings, Inc.*	157,466	7,633,952
MAXIMUS, Inc.	10,390	753,691
MongoDB, Inc. (x)*	49,726	7,562,827
NIC, Inc.	10,720	171,949
Paysign, Inc.*	4,861	64,992
Perficient, Inc.*	5,275	181,038
Perspecta, Inc.	1,650	38,626
Presidio, Inc.	1,291	17,648
PRGX Global, Inc.*	3,655	24,562
Priority Technology Holdings, Inc.*	1,044	8,195
Science Applications International Corp.	9,696	839,286
TTEC Holdings, Inc.	2,345	109,253
Tucows, Inc., Class A (x)*	1,560	95,191
Unisys Corp.*	5,776	56,143
USA Technologies, Inc. (x)*	9,600	71,328
Verra Mobility Corp.*	16,116	210,958
Virtusa Corp.*	4,701	208,865
Wix.com Ltd.*	18,181	2,583,520

		22,507,564

Semiconductors & Semiconductor Equipment (1.3%)
Adesto Technologies Corp. (x)*	3,963	32,298
Advanced Energy Industries, Inc.*	6,209	349,380
Ambarella, Inc.*	2,081	91,835
Aquantia Corp.*	4,595	59,873
Brooks Automation, Inc.	10,046	389,283
Cabot Microelectronics Corp.	4,739	521,669
CEVA, Inc.*	3,321	80,866
Diodes, Inc.*	1,602	58,265
DSP Group, Inc.*	1,274	18,295
FormFactor, Inc.*	846	13,257
Ichor Holdings Ltd.*	821	19,408
Impinj, Inc. (x)*	2,412	69,031
Inphi Corp.*	7,353	368,385
Lattice Semiconductor Corp.*	20,373	297,242
MaxLinear, Inc.*	10,658	249,824
Nanometrics, Inc.*	1,285	44,602
NVE Corp.	709	49,368
PDF Solutions, Inc.*	365	4,789
Power Integrations, Inc.	4,624	370,752
Rudolph Technologies, Inc.*	692	19,120
Semtech Corp.*	9,880	474,734
Silicon Laboratories, Inc.*	7,023	726,178
Xperi Corp.	1,564	32,203

		4,340,657

See Notes to Financial Statements.

1250

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Software (15.9%)
8x8, Inc.*	15,328	$369,405
A10 Networks, Inc.*	9,169	62,533
ACI Worldwide, Inc.*	17,842	612,694
Agilysys, Inc.*	2,898	62,220
Alarm.com Holdings, Inc.*	6,000	321,000
Altair Engineering, Inc., Class A (x)*	6,299	254,417
Amber Road, Inc.*	4,094	53,468
American Software, Inc., Class A	2,713	35,676
Appfolio, Inc., Class A*	2,506	256,289
Appian Corp.*	75,386	2,719,173
Avalara, Inc.*	106,467	7,686,917
Benefitfocus, Inc.*	4,838	131,352
Blackbaud, Inc.	7,976	665,996
Blackline, Inc.*	6,988	373,928
Bottomline Technologies DE, Inc.*	7,002	309,769
Box, Inc., Class A*	23,391	411,916
Carbon Black, Inc.*	9,102	152,185
ChannelAdvisor Corp.*	4,507	39,481
Cision Ltd.*	14,976	175,668
Cloudera, Inc.*	2,493	13,113
CommVault Systems, Inc.*	5,599	277,822
Cornerstone OnDemand, Inc.*	9,176	531,566
Coupa Software, Inc.*	61,774	7,821,206
Digimarc Corp.*	1,763	78,260
Digital Turbine, Inc.*	12,621	63,105
Domo, Inc., Class B (x)*	2,820	77,042
Ebix, Inc. (x)	3,828	192,242
eGain Corp.*	3,302	26,878
Elastic NV (x)*	77,570	5,791,376
Envestnet, Inc.*	7,821	534,722
Everbridge, Inc.*	5,340	477,503
Five9, Inc.*	9,620	493,410
ForeScout Technologies, Inc.*	6,628	224,424
Ideanomics, Inc.*	7,665	18,856
Instructure, Inc.*	66,543	2,828,078
Intelligent Systems Corp.*	1,108	31,899
j2 Global, Inc.	7,621	677,431
LivePerson, Inc.*	9,944	278,830
Majesco*	1,089	10,139
MicroStrategy, Inc., Class A*	1,353	193,898
Mitek Systems, Inc.*	4,601	45,734
MobileIron, Inc.*	15,649	97,024
Model N, Inc.*	5,356	104,442
Monotype Imaging Holdings, Inc.	3,058	51,497
OneSpan, Inc.*	3,838	54,384
Pagerduty, Inc. (x)*	52,415	2,466,126
Progress Software Corp.	7,261	316,725
PROS Holdings, Inc.*	5,389	340,908
Q2 Holdings, Inc.*	6,565	501,303
QAD, Inc., Class A	946	38,039
Qualys, Inc.*	5,553	483,555
Rapid7, Inc.*	7,870	455,201
Rimini Street, Inc.*	3,207	16,997
SailPoint Technologies Holding, Inc.*	13,996	280,480
SecureWorks Corp., Class A (x)*	180	2,392
SharpSpring, Inc.*	1,398	18,160
ShotSpotter, Inc. (x)*	1,309	57,858
Smartsheet, Inc., Class A*	155,181	7,510,760
SPS Commerce, Inc.*	2,937	300,191
SVMK, Inc.*	13,708	226,319
Telaria, Inc.*	7,041	52,948
Telenav, Inc.*	2,776	22,208
Tenable Holdings, Inc.*	6,053	172,753
Upland Software, Inc.*	3,679	167,505
Varonis Systems, Inc.*	4,844	300,037
Verint Systems, Inc.*	10,104	543,393
VirnetX Holding Corp. (x)*	9,881	61,361
Workiva, Inc.*	5,737	333,262
Xero Ltd.*	63,137	2,656,860
Yext, Inc.*	15,179	304,946
Zix Corp.*	8,802	80,010
Zuora, Inc., Class A*	13,907	213,055

		53,612,320

Technology Hardware, Storage & Peripherals (0.1%)
AstroNova, Inc.	1,124	29,044
Avid Technology, Inc.*	4,576	41,733
Cray, Inc.*	5,646	196,594
Diebold Nixdorf, Inc.*	6,461	59,183
Electronics For Imaging, Inc.*	4,540	167,571
Sonim Technologies, Inc.*	571	7,269

		501,394

Total Information Technology		86,194,822

Materials (1.6%)
Chemicals (1.1%)
Advanced Emissions Solutions, Inc. (x)	2,291	28,958
Amyris, Inc. (x)*	429	1,527
Balchem Corp.	5,262	526,042
Chase Corp.	1,192	128,307
Ferro Corp.*	10,885	171,983
GCP Applied Technologies, Inc.*	8,868	200,772
HB Fuller Co.	6,206	287,958
Ingevity Corp.*	6,872	722,728
Innospec, Inc.	3,423	312,315
Koppers Holdings, Inc.*	2,196	64,475
Kraton Corp.*	1,457	45,269
Marrone Bio Innovations, Inc.*	7,077	10,615
OMNOVA Solutions, Inc.*	7,226	45,018
Orion Engineered Carbons SA	6,519	139,572
PolyOne Corp.	11,966	375,613
Quaker Chemical Corp.	2,144	434,975
Sensient Technologies Corp.	3,655	268,569
Stepan Co.	366	33,639
Tronox Holdings plc, Class A	7,198	91,990
Valhi, Inc.	142	422

		3,890,747

Construction Materials (0.1%)
Forterra, Inc.*	2,594	12,892
Summit Materials, Inc., Class A (x)*	3,377	65,007
United States Lime & Minerals, Inc.	5	400
US Concrete, Inc. (x)*	2,605	129,443

		207,742

See Notes to Financial Statements.

1251

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.0%)
Myers Industries, Inc.	5,786	$111,496
UFP Technologies, Inc.*	133	5,534

		117,030

Metals & Mining (0.3%)
AK Steel Holding Corp.*	21,775	51,607
Cleveland-Cliffs, Inc. (x)	6,752	72,044
Compass Minerals International, Inc.	5,566	305,852
Kaiser Aluminum Corp.	1,358	132,554
Materion Corp.	1,354	91,815
Mayville Engineering Co., Inc.*	1,005	13,869
Novagold Resources, Inc.*	26,540	156,851
Ryerson Holding Corp.*	2,209	18,401
Worthington Industries, Inc.	1,449	58,337

		901,330

Paper & Forest Products (0.1%)
Boise Cascade Co.	1,511	42,474
Louisiana-Pacific Corp.	2,812	73,731
Neenah, Inc.	2,264	152,933
Verso Corp., Class A*	317	6,039

		275,177

Total Materials		5,392,026

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Alexander’s, Inc. (REIT)	349	129,235
American Assets Trust, Inc. (REIT)	7,622	359,149
American Finance Trust, Inc. (REIT)	1,101	12,001
Armada Hoffler Properties, Inc. (REIT)	2,789	46,158
Bluerock Residential Growth REIT, Inc. (REIT)	3,463	40,690
CareTrust REIT, Inc. (REIT)	11,585	275,491
Clipper Realty, Inc. (REIT)	2,503	27,984
Community Healthcare Trust, Inc. (REIT)	1,761	69,401
Easterly Government Properties, Inc. (REIT)	2,549	46,162
EastGroup Properties, Inc. (REIT)	5,939	688,805
Essential Properties Realty Trust, Inc. (REIT)	928	18,597
First Industrial Realty Trust, Inc. (REIT)	4,296	157,835
Four Corners Property Trust, Inc. (REIT)	11,187	305,741
GEO Group, Inc. (The)(REIT)	19,385	407,279
Gladstone Commercial Corp. (REIT)	1,394	29,581
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	706	19,895
Innovative Industrial Properties, Inc. (REIT)	1,530	189,047
iStar, Inc. (REIT)	7,164	88,977
LTC Properties, Inc. (REIT)	3,132	143,007
Monmouth Real Estate Investment Corp. (REIT)	2,473	33,509
National Health Investors, Inc. (REIT)	2,967	231,515
National Storage Affiliates Trust (REIT)	9,301	269,171
New Senior Investment Group, Inc. (REIT)	5,878	39,500
NexPoint Residential Trust, Inc. (REIT)	3,066	126,932
Pennsylvania REIT (REIT)(x)	5,435	35,328
PS Business Parks, Inc. (REIT)	3,263	549,913
QTS Realty Trust, Inc. (REIT), Class A	8,938	412,757
Ryman Hospitality Properties, Inc. (REIT)	7,486	607,040
Saul Centers, Inc. (REIT)	1,764	99,013
Seritage Growth Properties (REIT), Class A	497	21,351
Tanger Factory Outlet Centers, Inc. (REIT)(x)	14,783	239,632
Terreno Realty Corp. (REIT)	1,025	50,266
UMH Properties, Inc. (REIT)	4,790	59,444
Uniti Group, Inc. (REIT)	30,178	286,691
Universal Health Realty Income Trust (REIT)	1,897	161,112

		6,278,209

Real Estate Management & Development (1.2%)
Altisource Portfolio Solutions SA*	88	1,730
Cushman & Wakefield plc*	15,740	281,431
eXp World Holdings, Inc.*	2,577	28,682
HFF, Inc., Class A	6,239	283,750
Kennedy-Wilson Holdings, Inc.	10,300	211,871
Marcus & Millichap, Inc.*	3,265	100,725
Maui Land & Pineapple Co., Inc.*	913	9,395
Newmark Group, Inc., Class A	20,924	187,898
Redfin Corp. (x)*	158,742	2,854,181
RMR Group, Inc. (The), Class A	1,180	55,436

		4,015,099

Total Real Estate		10,293,308

Utilities (0.8%)
Electric Utilities (0.1%)
El Paso Electric Co.	1,128	73,771
Genie Energy Ltd., Class B	907	9,660
MGE Energy, Inc.	2,073	151,495
Otter Tail Corp.	2,845	150,244
Spark Energy, Inc., Class A (x)	1,787	19,997

		405,167

Gas Utilities (0.2%)
Chesapeake Utilities Corp.	2,617	248,667
New Jersey Resources Corp.	1,032	51,363
Northwest Natural Holding Co.	702	48,789
South Jersey Industries, Inc.	2,059	69,450
Southwest Gas Holdings, Inc.	984	88,186

		506,455

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	10,583	$25,611
Ormat Technologies, Inc.	2,311	146,494
TerraForm Power, Inc., Class A	8,461	120,992

		293,097

Water Utilities (0.4%)
American States Water Co.	6,002	451,591
AquaVenture Holdings Ltd.*	302	6,031
California Water Service Group	7,389	374,105
Connecticut Water Service, Inc.	1,988	138,603
Global Water Resources, Inc.	2,107	21,997
Middlesex Water Co.	2,259	133,846
Pure Cycle Corp.*	2,725	28,885
SJW Group	2,799	170,095
York Water Co. (The)	1,968	70,297

		1,395,450

Total Utilities		2,600,169

Total Common Stocks (98.0%) (Cost $255,419,631)		330,748,399

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Schulman, Inc., CVR (r)*	3,751	1,471

Total Consumer Staples		1,471

Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR (r)(x)*	89	—

Pharmaceuticals (0.0%)
Corium International, Inc., CVR (r)(x)*	3,345	452
Omthera Pharmaceuticals, Inc., CVR (r)*	899	—

		452

Total Health Care		452

Total Rights (0.0%) (Cost $—)		1,923

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.3%)
JPMorgan Prime Money Market Fund, IM Shares	10,950,872	10,955,253

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.6%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $400,087, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $408,000. (xx)	$400,000	400,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $52,115, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $53,146. (xx)	52,103	52,103
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $9,004,218, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $9,180,000. (xx)	9,000,000	9,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $208,363, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $212,530. (xx)	208,319	208,319
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $1,000,498, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $1,094,312. (xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $300,063, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $307,211. (xx)	300,000	300,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $8,003,702, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/25/19-2/15/49; total market value $8,160,000. (xx)	8,000,000	8,000,000

Total Repurchase Agreements		18,960,422

Total Short-Term Investments (8.9%) (Cost $29,915,675)		29,915,675

Total Investments in Securities (106.9%) (Cost $285,335,306)		360,665,997
Other Assets Less Liabilities (-6.9%)		(23,367,974)

Net Assets (100%)		$337,298,023

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

*	Non-income producing.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $47,588,257. This was collateralized by $30,092,560 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/11/19 - 2/15/49 and by cash of $18,960,422 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	17	9/2019	USD	1,332,035	30,767

					30,767

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,377,632	$—	$—	$4,377,632
Consumer Discretionary	48,999,508	2,471,082	—	51,470,590
Consumer Staples	5,284,620	—	—	5,284,620
Energy	1,342,459	—	—	1,342,459
Financials	18,321,582	—	—	18,321,582
Health Care	105,074,449	—	—	105,074,449
Industrials	40,396,742	—	—	40,396,742
Information Technology	83,537,962	2,656,860	—	86,194,822
Materials	5,392,026	—	—	5,392,026
Real Estate	10,293,308	—	—	10,293,308
Utilities	2,600,169	—	—	2,600,169
Futures	30,767	—	—	30,767
Rights
Consumer Staples	—	—	1,471	1,471
Health Care	—	—	452	452
Short-Term Investments
Investment Company	10,955,253	—	—	10,955,253
Repurchase Agreements	—	18,960,422	—	18,960,422

Total Assets	$336,606,477	$24,088,364	$1,923	$360,696,764

Total Liabilities	$—	$—	$—	$—

Total	$336,606,477	$24,088,364	$1,923	$360,696,764

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$30,767	*

Total		$30,767

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$80,710	$80,710

Total	$80,710	$80,710

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$52,016	$52,016

Total	$52,016	$52,016

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,374,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$140,974,643
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$149,467,004

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,475,167
Aggregate gross unrealized depreciation	(17,029,205)

Net unrealized appreciation	$75,445,962

Federal income tax cost of investments in securities and derivative instruments, if applicable	$285,250,802

For the six months ended June 30, 2019, the Portfolio incurred approximately $1,908 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $266,374,884)	$341,705,575
Repurchase Agreements (Cost $18,960,422)	18,960,422
Cash	5,528,379
Foreign cash (Cost $746)	745
Cash held as collateral at broker for futures	75,600
Receivable for securities sold	50,167,980
Securities lending income receivable	112,227
Dividends, interest and other receivables	73,071
Due from broker for futures variation margin	18,243
Receivable for Portfolio shares sold	8,634
Due from Custodian	4,960
Other assets	3,496

Total assets	416,659,332

LIABILITIES
Payable for securities purchased	60,067,536
Payable for return of collateral on securities loaned	18,960,422
Investment management fees payable	193,703
Payable for Portfolio shares redeemed	64,801
Administrative fees payable	32,913
Distribution fees payable – Class IB	31
Accrued expenses	41,903

Total liabilities	79,361,309

NET ASSETS	$337,298,023

Net assets were comprised of:
Paid in capital	$237,240,911
Total distributable earnings (loss)	100,057,112

Net assets	$337,298,023

Class IB
Net asset value, offering and redemption price per share, $155,007 / 13,527 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.46

Class K
Net asset value, offering and redemption price per share, $337,143,016 / 29,039,961 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.61

(x)	Includes value of securities on loan of $47,588,257.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $6,193 foreign withholding tax)	$639,147
Interest	46,611
Securities lending (net)	840,669

Total income	1,526,427

EXPENSES
Investment management fees	1,251,672
Administrative fees	193,444
Custodian fees	36,712
Professional fees	27,486
Printing and mailing expenses	19,236
Trustees’ fees	4,656
Distribution fees – Class IB	179
Miscellaneous	2,957

Gross expenses	1,536,342
Less: Waiver from investment manager	(126,037)

Net expenses	1,410,305

NET INVESTMENT INCOME (LOSS)	116,122

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	25,436,642
Futures contracts	80,710
Foreign currency transactions	(232)

Net realized gain (loss)	25,517,120

Change in unrealized appreciation (depreciation) on:
Investments in securities	55,178,251
Futures contracts	52,016
Foreign currency translations	23

Net change in unrealized appreciation (depreciation)	55,230,290

NET REALIZED AND UNREALIZED GAIN (LOSS)	80,747,410

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,863,532

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$116,122	$(393,776)
Net realized gain (loss)	25,517,120	37,275,528
Net change in unrealized appreciation (depreciation)	55,230,290	(48,229,046)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	80,863,532	(11,347,294)

Distributions to shareholders:
Class IB	—	(20,483)
Class K	—	(45,296,462)

Total distributions to shareholders	—	(45,316,945)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares issued in reinvestment of distributions [ 0 and 2,101 shares, respectively ]	—	20,483

Total Class IB transactions	—	20,483

Class K
Capital shares sold [ 574,425 and 871,308 shares, respectively ]	6,439,301	10,252,594
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,591,926 shares, respectively ]	—	45,296,462
Capital shares repurchased [ (1,255,950) and (2,301,631) shares, respectively ]	(13,495,028)	(26,835,209)

Total Class K transactions	(7,055,727)	28,713,847

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,055,727)	28,734,330

TOTAL INCREASE (DECREASE) IN NET ASSETS	73,807,805	(27,929,909)
NET ASSETS:
Beginning of period	263,490,218	291,420,127

End of period	$337,298,023	$263,490,218

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,			May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
			2018	2017	2016
Net asset value, beginning of period	$8.76		$10.89	$9.74	$9.14	$10.27		$10.06		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.04)	(0.05)	(0.02)	(0.05)		(0.02)		(0.05)
Net realized and unrealized gain (loss)	2.71		(0.33)	2.38	0.82	(0.76)		0.63		0.43

Total from investment operations	2.70		(0.37)	2.33	0.80	(0.81)		0.61		0.38

Less distributions:
Distributions from net realized gains	—		(1.76)	(1.18)	(0.20)	(0.32)		—		(0.32)

Net asset value, end of period	$11.46		$8.76	$10.89	$9.74	$9.14		$10.67		$10.06

Total return (b)	30.82%		(4.77)%	24.14%	8.77%	(7.82)%		(6.06)%		3.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$155		$118	$124	$100	$92		$—		$26
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%		1.15%	1.15%	1.18%	1.21%		1.23%		1.25%
Before waivers and reimbursements (a)(f)	1.23%		1.23%	1.24%	1.24%	1.21%		1.23%		5.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.17)%		(0.38)%	(0.42)%	(0.25)%	(0.67	)%(l)	(0.69	)%(l)	(0.70	)%(l)
Before waivers and reimbursements (a)(f)	(0.25)%		(0.46)%	(0.50)%	(0.31)%	(0.67	)%(l)	(0.69	)%(l)	(5.28	)%(l)
Portfolio turnover rate^	46	%(z)	62%	51%	41%	38%		38%		33	%(z)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,				April 21, 2014* to December 31, 2014
		2018	2017	2016	2015
Net asset value, beginning of period	$8.86	$10.97	$9.78	$9.15	$10.08	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.02)	(0.02)	— #	(0.05)	(0.03)
Net realized and unrealized gain (loss)	2.75	(0.33)	2.39	0.83	(0.56)	0.43

Total from investment operations	2.75	(0.35)	2.37	0.83	(0.61)	0.40

Less distributions:
Dividends from net investment income	—	— #	—	— #	—	—
Distributions from net realized gains	—	(1.76)	(1.18)	(0.20)	(0.32)	(0.32)

Total dividends and distributions	—	(1.76)	(1.18)	(0.20)	(0.32)	(0.32)

Net asset value, end of period	$11.61	$8.86	$10.97	$9.78	$9.15	$10.08

Total return (b)	31.04%	(4.56)%	24.45%	9.09%	(5.98)%	4.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$337,143	$263,372	$291,296	$255,614	$253,255	$273,720
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.90%	0.90%	0.93%	0.96%	1.00%
Before waivers and reimbursements (a)(f)	0.98%	0.98%	0.98%	0.99%	0.96%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.07%	(0.13)%	(0.17)%	— %‡‡	(0.44)%	(0.44	)%(l)
Before waivers and reimbursements (a)(f)	(0.01)%	(0.21)%	(0.25)%	(0.06)%	(0.45)%	(0.43	)%(l)
Portfolio turnover rate (z)^	46%	62%	51%	41%	38%	33%
*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/OPPENHEIMER GLOBAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Information Technology	$65,730,144	21.2%
Industrials	46,444,885	15.0
Financials	44,951,264	14.5
Health Care	44,328,168	14.3
Consumer Discretionary	42,935,575	13.9
Communication Services	38,793,581	12.5
Consumer Staples	13,086,948	4.3
Real Estate	6,855,203	2.2
Energy	2,348,479	0.8
Repurchase Agreements	1,992,703	0.6
Cash and Other	2,236,937	0.7

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,209.09	$6.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class IB
Actual	1,000.00	1,209.22	6.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.15% and 1.15%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.4%)
StoneCo Ltd., Class A (x)*	44,820	$1,325,776

China (1.4%)
JD.com, Inc. (ADR)*	141,490	4,285,732

France (11.5%)
Airbus SE	92,029	13,047,284
Kering SA	12,694	7,507,304
LVMH Moet Hennessy Louis Vuitton SE (x)	30,661	13,049,827
Societe Generale SA	75,694	1,912,512

		35,516,927

Germany (7.8%)
Allianz SE (Registered)	25,219	6,079,423
Bayer AG (Registered)	31,482	2,181,541
Bayerische Motoren Werke AG (Preference) (q)	59,257	3,679,010
SAP SE	66,588	9,143,610
Siemens AG (Registered)	27,042	3,216,393

		24,299,977

India (3.9%)
DLF Ltd.	2,509,666	6,855,203
ICICI Bank Ltd. (ADR)	407,222	5,126,925

		11,982,128

Italy (0.2%)
Brunello Cucinelli SpA	21,399	721,711

Japan (12.4%)
Capcom Co. Ltd.	79,100	1,586,182
FANUC Corp.	16,582	3,065,244
Keyence Corp.	9,078	5,568,132
Minebea Mitsumi, Inc.	124,000	2,098,966
Murata Manufacturing Co. Ltd.	119,851	5,380,317
Nidec Corp.	52,864	7,219,982
Nintendo Co. Ltd.	8,000	2,930,204
Omron Corp.	62,200	3,242,258
Takeda Pharmaceutical Co. Ltd.	64,300	2,280,006
TDK Corp.	64,700	5,004,851

		38,376,142

Netherlands (0.7%)
uniQure NV*	25,660	2,005,329

Spain (1.5%)
Industria de Diseno Textil SA	153,776	4,625,012

Sweden (2.2%)
Assa Abloy AB, Class B	177,251	4,006,503
Atlas Copco AB, Class A	86,214	2,755,535

		6,762,038

Switzerland (2.0%)
Credit Suisse Group AG (Registered)*	237,347	2,845,879
UBS Group AG (Registered)*	281,251	3,342,052

		6,187,931

United Kingdom (5.2%)
Farfetch Ltd., Class A (x)*	71,760	1,492,608
Prudential plc	236,618	5,156,460
TechnipFMC plc (x)	91,386	2,348,479
Unilever plc	112,406	6,986,899

		15,984,446

United States (49.5%)
3M Co.	21,827	3,783,492
ACADIA Pharmaceuticals, Inc. (x)*	54,290	1,451,172
Adobe, Inc.*	33,940	10,000,421
Agilent Technologies, Inc.	51,420	3,839,532
Alphabet, Inc., Class A*	17,027	18,436,836
Amazon.com, Inc.*	1,478	2,798,785
AnaptysBio, Inc.*	16,020	903,849
Anthem, Inc.	28,785	8,123,415
Bluebird Bio, Inc.*	13,290	1,690,488
Blueprint Medicines Corp.*	25,490	2,404,472
Centene Corp.*	46,960	2,462,583
Citigroup, Inc.	103,446	7,244,323
Colgate-Palmolive Co.	85,113	6,100,049
Equifax, Inc.	26,910	3,639,308
Facebook, Inc., Class A*	53,005	10,229,965
GlycoMimetics, Inc.*	70,820	844,174
Goldman Sachs Group, Inc. (The)	17,898	3,661,931
Incyte Corp.*	25,840	2,195,366
International Game Technology plc (x)	94,199	1,221,761
Intuit, Inc.	38,345	10,020,699
Ionis Pharmaceuticals, Inc.*	30,200	1,940,954
MacroGenics, Inc.*	66,490	1,128,335
Maxim Integrated Products, Inc.	116,859	6,990,505
Microsoft Corp.	11,670	1,563,313
Mirati Therapeutics, Inc.*	12,194	1,255,982
PayPal Holdings, Inc.*	65,440	7,490,262
resTORbio, Inc. (x)*	64,270	655,554
S&P Global, Inc.	42,064	9,581,759
Sage Therapeutics, Inc.*	21,490	3,934,604
Sarepta Therapeutics, Inc. (x)*	12,860	1,954,077
Tiffany & Co.	37,952	3,553,825
United Parcel Service, Inc., Class B	34,978	3,612,178
Veracyte, Inc.*	30,790	877,823
Walt Disney Co. (The)	40,077	5,596,352
Zimmer Biomet Holdings, Inc.	18,676	2,198,912

		153,387,056

Total Common Stocks (98.7%) (Cost $198,733,399)		305,460,205

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,6.000% (Cost $—)	182,890	14,042

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $200,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $204,000. (xx)	$200,000	$200,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $34,692, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $35,378. (xx)	34,684	34,684
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $500,234, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $510,000. (xx)	500,000	500,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,158,260, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,181,426. (xx)	1,158,019	1,158,019
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $102,404. (xx)	100,000	100,000

Total Repurchase Agreements		1,992,703

Total Short-Term Investments (0.6%) (Cost $1,992,703)		1,992,703

Total Investments in Securities (99.3%) (Cost $200,726,102)		307,466,950
Other Assets Less Liabilities (0.7%)		2,236,937

Net Assets (100%)		$309,703,887

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $5,501,546. This was collateralized by $3,604,099 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/11/19 - 2/15/49 and by cash of $1,992,703 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

Sector Weightings as of June 30, 2019	Market Value	% of Net Assets
Information Technology	$65,730,144	21.2%
Industrials	46,444,885	15.0
Financials	44,951,264	14.5
Health Care	44,328,168	14.3
Consumer Discretionary	42,935,575	13.9
Communication Services	38,793,581	12.5
Consumer Staples	13,086,948	4.3
Real Estate	6,855,203	2.2
Energy	2,348,479	0.8
Repurchase Agreements	1,992,703	0.6
Cash and Other	2,236,937	0.7

		100.0%

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$1,325,776	$—	$—	$1,325,776
China	4,285,732	—	—	4,285,732
France	—	35,516,927	—	35,516,927
Germany	—	24,299,977	—	24,299,977
India	5,126,925	6,855,203	—	11,982,128
Italy	—	721,711	—	721,711
Japan	—	38,376,142	—	38,376,142
Netherlands	2,005,329	—	—	2,005,329
Spain	—	4,625,012	—	4,625,012
Sweden	—	6,762,038	—	6,762,038
Switzerland	—	6,187,931	—	6,187,931
United Kingdom	1,492,608	14,491,838	—	15,984,446
United States	153,387,056	—	—	153,387,056
Preferred Stock
India	—	14,042	—	14,042
Short-Term Investments
Repurchase Agreements	—	1,992,703	—	1,992,703

Total Assets	$167,623,426	$139,843,524	$—	$307,466,950

Total Liabilities	$—	$—	$—	$—

Total	$167,623,426	$139,843,524	$—	$307,466,950

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(9,026)	$(9,026)

Total	$(9,026)	$(9,026)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $61,824,000 for seven days during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$31,683,519
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$24,408,580

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,898,787
Aggregate gross unrealized depreciation	(7,655,835)

Net unrealized appreciation	$106,242,952

Federal income tax cost of investments in securities and derivative instruments, if applicable	$201,223,998

For the six months ended June 30, 2019, the Portfolio incurred approximately $651 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $198,733,399)	$305,474,247
Repurchase Agreements (Cost $1,992,703)	1,992,703
Cash	4,165,817
Foreign cash (Cost $14)	14
Dividends, interest and other receivables	303,094
Receivable for Portfolio shares sold	255,206
Receivable for securities sold	65,234
Securities lending income receivable	3,602
Other assets	3,260

Total assets	312,263,177

LIABILITIES
Payable for return of collateral on securities loaned	1,992,703
Payable for securities purchased	200,081
Investment management fees payable	185,905
Distribution fees payable – Class IB	47,365
Payable for Portfolio shares redeemed	42,707
Administrative fees payable	23,409
Distribution fees payable – Class IA	14,064
Accrued expenses	53,056

Total liabilities	2,559,290

NET ASSETS	$309,703,887

Net assets were comprised of:
Paid in capital	$204,451,030
Total distributable earnings (loss)	105,252,857

Net assets	$309,703,887

Class IA
Net asset value, offering and redemption price per share, $70,364,065 / 3,527,617 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.95

Class IB
Net asset value, offering and redemption price per share, $239,339,822 / 12,003,308 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.94

(x)	Includes value of securities on loan of $5,501,546.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $282,821 foreign withholding tax)	$2,897,195
Interest	71,769
Securities lending (net)	41,360

Total income	3,010,324

EXPENSES
Investment management fees	1,223,273
Distribution fees – Class IB	275,053
Administrative fees	137,773
Distribution fees – Class IA	84,732
Professional fees	30,192
Custodian fees	26,757
Printing and mailing expenses	18,335
Trustees’ fees	4,234
Miscellaneous	6,391

Gross expenses	1,806,740
Less: Waiver from investment manager	(150,058)

Net expenses	1,656,682

NET INVESTMENT INCOME (LOSS)	1,353,642

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,362,664)
Forward foreign currency contracts	(9,026)
Foreign currency transactions	22,547

Net realized gain (loss)	(2,349,143)

Change in unrealized appreciation (depreciation) on:
Investments in securities	53,963,035
Foreign currency translations	(775)

Net change in unrealized appreciation (depreciation)	53,962,260

NET REALIZED AND UNREALIZED GAIN (LOSS)	51,613,117

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,966,759

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,353,642	$1,467,269
Net realized gain (loss)	(2,349,143)	17,152,294
Net change in unrealized appreciation (depreciation)	53,962,260	(57,281,251)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	52,966,759	(38,661,688)

Distributions to shareholders:
Class IA	—	(2,128,848)
Class IB	—	(6,543,838)

Total distributions to shareholders	—	(8,672,686)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 142,368 and 706,656 shares, respectively ]	2,677,455	14,144,266
Capital shares issued in reinvestment of dividends and distributions [ 0 and 123,560 shares, respectively ]	—	2,128,848
Capital shares repurchased [ (328,265) and (1,085,553) shares, respectively ]	(6,193,828)	(21,894,907)

Total Class IA transactions	(3,516,373)	(5,621,793)

Class IB
Capital shares sold [ 829,167 and 1,743,254 shares, respectively ]	15,585,742	34,098,179
Capital shares issued in reinvestment of dividends and distributions [ 0 and 379,944 shares, respectively ]	—	6,543,838
Capital shares repurchased [ (365,463) and (670,111) shares, respectively ]	(6,904,599)	(13,195,654)

Total Class IB transactions	8,681,143	27,446,363

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,164,770	21,824,570

TOTAL INCREASE (DECREASE) IN NET ASSETS	58,131,529	(25,509,804)
NET ASSETS:
Beginning of period	251,572,358	277,082,162

End of period	$309,703,887	$251,572,358

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class IA			2018	2017	2016	2015	2014
Net asset value, beginning of period	$16.50		$19.72	$14.61	$14.73	$14.31	$14.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	###	0.11	0.05	0.09	0.06	0.08	##
Net realized and unrealized gain (loss)	3.36		(2.74)	5.16	(0.09)	0.40	0.17

Total from investment operations	3.45		(2.63)	5.21	— #	0.46	0.25

Less distributions:
Dividends from net investment income	—		(0.07)	(0.10)	(0.12)	(0.04)	(0.07)
Distributions from net realized gains	—		(0.52)	—	—	—	—

Total dividends and distributions	—		(0.59)	(0.10)	(0.12)	(0.04)	(0.07)

Net asset value, end of period	$19.95		$16.50	$19.72	$14.61	$14.73	$14.31

Total return (b)	20.91%		(13.45)%	35.67%	(0.02)%	3.22%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70,364		$61,264	$78,260	$49,643	$53,805	$43,515
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.19%	1.20%	1.23%	1.25%	1.25%
Before waivers (a)(f)	1.25%		1.33%	1.37%	1.39%	1.39%	1.43%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.93	%(bb)	0.55%	0.27%	0.61%	0.39%	0.58	%(aa)
Before waivers (a)(f)	0.83	%(bb)	0.40%	0.09%	0.45%	0.25%	0.40	%(aa)
Portfolio turnover rate (z)^	9%		18%	13%	18%	17%	17%

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class IB			2018	2017	2016	2015	2014
Net asset value, beginning of period	$16.49		$19.71	$14.61	$14.72	$14.31	$14.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	###	0.10	0.05	0.08	0.05	0.09	##
Net realized and unrealized gain (loss)	3.36		(2.73)	5.15	(0.07)	0.40	0.16

Total from investment operations	3.45		(2.63)	5.20	0.01	0.45	0.25

Less distributions:
Dividends from net investment income	—		(0.07)	(0.10)	(0.12)	(0.04)	(0.07)
Distributions from net realized gains	—		(0.52)	—	—	—	—

Total dividends and distributions	—		(0.59)	(0.10)	(0.12)	(0.04)	(0.07)

Net asset value, end of period	$19.94		$16.49	$19.71	$14.61	$14.72	$14.31

Total return (b)	20.92%		(13.46)%	35.60%	0.05%	3.15%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$239,340		$190,308	$198,822	$138,783	$134,638	$110,034
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.19%	1.20%	1.23%	1.25%	1.25%
Before waivers (a)(f)	1.25%		1.33%	1.37%	1.39%	1.39%	1.43%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.94	%(bb)	0.50%	0.26%	0.59%	0.36%	0.60	%(aa)
Before waivers (a)(f)	0.84	%(bb)	0.36%	0.09%	0.44%	0.22%	0.42	%(aa)
Portfolio turnover rate (z)^	9%		18%	13%	18%	17%	17%
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.05 and $0.06 for Class IA and Class IB, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.07 and $0.07 for Class IA and Class IB, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.20% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.17% lower.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2019	% of Net Assets
Foreign Government Securities	59.4%
U.S. Treasury Obligations	49.1
Mortgage-Backed Securities	14.2
Financials	4.4
Asset-Backed Securities	4.6
Collateralized Mortgage Obligations	3.4
U.S. Government Agency Securities	1.1
Energy	0.5
Consumer Discretionary	0.4
Communication Services	0.4
Utilities	0.3
Industrials	0.1
Health Care	0.1
Consumer Staples	0.1
Options Purchased	0.0 #
Cash and Other	(38.1)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,068.64	$8.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.94	7.92
Class K
Actual	1,000.00	1,070.45	6.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.18	6.68

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.58% and 1.33%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.6%)
CIFC Funding Ltd.,
Series 2015-5A A1R 3.440%, 10/25/27 (l)§	$250,000	$248,500
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3 2.864%, 10/25/35 (l)	100,000	92,960
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2 3.454%, 9/25/34 (l)	44,063	44,010
Series 2007-1 1A 2.544%, 7/25/37 (l)	118,934	105,939
Series 2007-6 1A 2.604%, 9/25/37 (l)	25,342	21,193
Series 2007-8 1A1 2.594%, 11/25/37 (l)	269,269	256,597
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3 2.624%, 7/25/37 (l)§	442,219	288,154
Crown Point CLO 5 Ltd.,
Series 2018-5A A 3.528%, 7/17/28 (l)§	200,000	198,999
CWABS Asset-Backed Certificates Trust,
Series 2007-12 1A1 3.144%, 8/25/47 (l)	70,360	70,160
Evans Grove CLO Ltd.,
Series 2018-1A A1 3.441%, 5/28/28 (l)§	300,000	298,154
Figueroa CLO Ltd.,
Series 2013-2A A1RR 3.237%, 6/20/27 (l)§	100,000	99,671
GSAA Trust,
Series 2006-7 AF4A 6.220%, 3/25/46 (e)	35,605	28,235
Home Equity Asset Trust,
Series 2004-3 M1 3.259%, 8/25/34 (l)	461,618	460,139
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A 2.624%, 4/25/37 (l)	30,059	24,386
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1 2.564%, 5/25/37 (l)	86,180	83,544
Jamestown CLO VIII Ltd.,
Series 2015-8A A1AR 3.467%, 1/15/28 (l)§	300,000	298,576
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A 3.438%, 1/17/28 (l)§	250,000	248,256
LoanCore Issuer Ltd.,
Series 2019-CRE2 A 3.524%, 5/9/36 (l)§	100,000	100,250
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2 2.524%, 8/25/36 (l)	86,783	45,336
Mountain View CLO X Ltd.,
Series 2015-10A AR 3.417%, 10/13/27 (l)§	180,000	179,933
Navient Student Loan Trust,
Series 2016-7A A 3.554%, 3/25/66 (l)§	70,197	70,460
NovaStar Mortgage Funding Trust,
Series 2005-3 M2 3.109%, 1/25/36 (l)	200,000	197,132
Option One Mortgage Loan Trust,
Series 2004-3 M2 3.259%, 11/25/34 (l)	21,603	21,233
RAAC Trust,
Series 2007-SP3 A1 3.604%, 9/25/47 (l)	26,010	25,763
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 2.564%, 7/25/36 (l)	204,448	105,868
Series 2006-HE2 A2C 2.554%, 7/25/36 (l)	60,286	33,791
Soundview Home Loan Trust,
Series 2007-OPT1 1A1 2.604%, 6/25/37 (l)	151,828	114,360
Series 2007-OPT2 2A3 2.584%, 7/25/37 (l)	85,527	78,924
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA A 3.200%, 5/27/36 (b)§	290,564	292,585
TICP CLO III-2 Ltd.,
Series 2018-3R A 3.431%, 4/20/28 (l)§	260,000	258,713
Venture XII CLO Ltd.,
Series 2012-12A ARR 3.321%, 2/28/26 (l)§	240,230	239,379

Total Asset-Backed Securities		4,631,200

Collateralized Mortgage Obligations (3.4%)
Alternative Loan Trust,
Series 2006-HY11 A1 2.524%, 6/25/36 (l)	153,377	144,696
Series 2007-1T1 1A1 6.000%, 3/25/37	227,756	161,667
Series 2007-4CB 1A35 6.000%, 4/25/37	61,254	61,655
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1 6.000%, 8/25/37 (l)	81,763	78,359
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1 6.000%, 3/25/37	77,657	66,082
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A 4.626%, 3/25/37 (l)	120,368	119,474
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1 5.500%, 8/25/34	11,845	12,032
Credit Suisse Mortgage Capital Certificates,
Series 2019-RPL4 A1 3.830%, 8/26/58§	99,023	99,955
CSMC Trust,
Series 2007-4R 1A1 5.056%, 10/26/36 (l)§	7,504	6,816
Series 2015-3R 5A2 2.554%, 9/29/36 (l)§	351,000	330,489

See Notes to Financial Statements.

1269

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A 2.680%, 10/19/45 (l)		$67,913	$64,949
GNMA,
Series 2016-H17 FC 3.297%, 8/20/66 (l)		263,850	266,164
Series 2018-H15 FG 3.030%, 8/20/68 (l)		200,921	197,030
Series 2019-20 FE 2.783%, 2/20/49 (l)		493,313	492,796
GSR Mortgage Loan Trust,
Series 2004-12 3A6 4.431%, 12/25/34 (l)		11,082	11,266
Series 2005-AR4 6A1 4.664%, 7/25/35 (l)		64,471	65,861
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 2.864%, 3/25/36 (l)		123,357	120,361
JP Morgan Mortgage Trust,
Series 2005-A2 5A2 4.760%, 4/25/35 (l)		19,101	19,694
Lehman Mortgage Trust,
Series 2005-3 4A1 5.192%, 1/25/36 (l)		21,899	22,005
New Residential Mortgage Loan Trust,
Series 2018-3A A1 4.500%, 5/25/58 (b)(l)§		86,301	90,935
Residential Asset Securitization Trust,
Series 2006-A10 A5 6.500%, 9/25/36		149,045	100,832
Sequoia Mortgage Trust,
Series 6 A 3.030%, 4/19/27 (l)		171,814	169,080
Silverstone Master Issuer plc,
Series 2019-1A 2A 1.459%, 1/21/70 (l)§	GBP	100,000	127,273
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1 1.855%, 10/20/51 (l)§		400,000	508,653
Trinity Square plc,
Series 2015-1A A 1.971%, 7/15/51 (l)§		107,729	137,493
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1 6.000%, 7/25/36		$38,934	32,061

Total Collateralized Mortgage Obligations			3,507,678

Corporate Bonds (6.3%)
Communication Services (0.4%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 3.270%, 6/1/21 (k)		100,000	100,470
5.150%, 2/15/50		100,000	110,592

			211,062

Media (0.2%)
Altice Financing SA
5.250%, 2/15/23§	EUR	200,000	$233,917

Total Communication Services			444,979

Consumer Discretionary (0.4%)
Automobiles (0.3%)
Daimler Finance North America LLC
2.875%, 3/10/21§		$150,000	150,798
Hyundai Capital America
1.750%, 9/27/19§		100,000	99,800

			250,598

Internet & Direct Marketing Retail (0.1%)
eBay, Inc.
2.750%, 1/30/23		100,000	100,413

Total Consumer Discretionary			351,011

Consumer Staples (0.1%)
Tobacco (0.1%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.59%), 3.118%, 8/14/20 (k)		100,000	100,238

Total Consumer Staples			100,238

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.984%, 1/10/20 (k)		100,000	100,046
Petrobras Global Finance BV
7.375%, 1/17/27		100,000	114,400
5.999%, 1/27/28		233,000	247,737

			462,183

Total Energy			462,183

Financials (4.4%)
Banks (0.8%)
HSBC Bank Canada
(Zero Coupon), 7/11/19	CAD	200,000	152,627
Nordea Kredit Realkreditaktieselskab
2.500%, 10/1/47	DKK	388	62
1.000%, 10/1/50 (m)		300,000	45,017
UniCredit SpA
7.830%, 12/4/23§		$500,000	571,254

			768,960

Capital Markets (0.8%)
Deutsche Bank AG
4.250%, 10/14/21		350,000	354,752
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.610%, 9/15/20 (k)		200,000	201,919
ING Bank NV
2.625%, 12/5/22§		100,000	102,014
UBS AG
(ICE LIBOR USD 3 Month + 0.58%), 3.031%, 6/8/20 (k)§		200,000	200,872

			859,557

See Notes to Financial Statements.

1270

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Finance (0.1%)
Ally Financial, Inc.
8.000%, 11/1/31		$100,000	$131,250

Thrifts & Mortgage Finance (2.7%)
Jyske Realkredit A/S
Series 111E 2.500%, 10/1/47	DKK	7,268	1,158
Series 411E 1.500%, 10/1/50 (m)		13,600,000	2,102,715
Series CCE 1.000%, 10/1/50 (m)		300,000	45,004
Nykredit Realkredit A/S
Series 01E 2.500%, 10/1/47 (m)		7,290	1,162
3.000%, 10/1/47		38,483	6,211
Series CCE 1.000%, 10/1/50 (m)		4,000,000	600,230
Realkredit Danmark A/S
Series 23S 2.500%, 7/1/47		20,853	3,325

			2,759,805

Total Financials			4,519,572

Health Care (0.1%)
Pharmaceuticals (0.1%)
Mylan NV
3.750%, 12/15/20		$100,000	100,580

Total Health Care			100,580

Industrials (0.1%)
Trading Companies & Distributors (0.1%)
International Lease Finance Corp.
8.250%, 12/15/20		100,000	107,863

Total Industrials			107,863

Utilities (0.3%)
Electric Utilities (0.1%)
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.835%, 9/3/19 (k)		150,000	150,050

Gas Utilities (0.1%)
Dominion Energy Gas Holdings LLC
Series A (ICE LIBOR USD 3 Month + 0.60%), 3.010%, 6/15/21 (k)		100,000	100,458

Multi-Utilities (0.1%)
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 2.860%, 3/15/21 (k)		100,000	99,552

Total Utilities			350,060

Total Corporate Bonds			6,436,486

Foreign Government Securities (59.2%)
Australia Government Bond
1.250%, 2/21/22 TIPS (m)	AUD	1,238,004	902,305
3.000%, 9/20/25 TIPS (m)		1,407,558	1,179,168
Canada Government Real Return Bond
1.500%, 12/1/44 TIPS	CAD	152,985	149,825
1.250%, 12/1/47 TIPS		441,360	422,027
0.500%, 12/1/50 TIPS		261,680	211,314
Canadian Government Bond
4.250%, 12/1/21 TIPS		2,390,750	2,012,754
3.000%, 12/1/36 TIPS		660,435	736,153
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 4/15/46 TIPS (m)	EUR	44,629	66,101
France Government Bond OAT
1.300%, 7/25/19 TIPS (m)	EUR	44,260	50,414
0.100%, 7/25/21 TIPS (m)		555,382	650,325
1.100%, 7/25/22 TIPS (m)		2,327,222	2,852,349
0.100%, 3/1/25 TIPS (m)		685,707	832,676
0.100%, 3/1/28 TIPS (m)		1,483,225	1,839,716
0.700%, 7/25/30 TIPS (m)		763,992	1,026,229
0.100%, 7/25/36 TIPS (m)		1,276,357	1,626,682
1.800%, 7/25/40 TIPS (m)		719,130	1,242,047
Japanese Government CPI Linked Bonds 0.100%, 3/10/26 TIPS	JPY	142,279,200	1,367,016
0.100%, 3/10/27 TIPS		71,346,800	688,477
0.100%, 3/10/28 TIPS		101,013,000	976,153
Kingdom of Denmark 0.100%, 11/15/23 TIPS	DKK	3,113,672	510,628
Kingdom of Spain 0.650%, 11/30/27 TIPS (m)	EUR	1,877,490	2,372,230
1.000%, 11/30/30 TIPS (m)		1,097,313	1,458,163
Kingdom of Sweden 0.250%, 6/1/22 TIPS (m)	SEK	700,000	87,256
1.000%, 6/1/25 TIPS§		500,000	68,345
0.125%, 6/1/26 TIPS		1,050,000	139,261
New Zealand Government Bond
3.000%, 4/15/20 (m)	NZD	100,000	68,084
2.000%, 9/20/25 TIPS (m)		433,000	317,869
2.500%, 9/20/35 TIPS (m)		105,640	89,194
Republic of Argentina
(ARLLMONP + 0.00%), 65.954%, 6/21/20 (k)	ARS	6,290,000	144,373
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 52.006%, 4/3/22 (k)		250,000	5,073
Republic of Italy 1.650%, 4/23/20 TIPS (m)	EUR	100,323	115,409
2.600%, 9/15/23 TIPS (m)		728,828	898,672
2.350%, 9/15/24 TIPS (m)		2,696,584	3,305,579
3.100%, 9/15/26 TIPS (m)		665,904	864,805
2.550%, 9/15/41 TIPS (m)		233,091	296,143
Republic of Peru 5.940%, 2/12/29 (m)	PEN	400,000	132,408
6.150%, 8/12/32 (m)		600,000	199,574
U.K. Treasury Inflation Linked Bonds
1.875%, 11/22/22 TIPS (m)	GBP	710,490	1,050,514
0.125%, 3/22/24 TIPS (m)		2,139,930	3,084,100
7.285%, 7/17/24 TIPS		52,000	243,745

See Notes to Financial Statements.

1271

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
0.125%, 3/22/26 TIPS (m)	GBP	2,456,338	$3,723,151
1.250%, 11/22/27 TIPS (m)		1,767,221	3,035,482
8.690%, 7/22/30 TIPS		17,000	82,219
1.250%, 11/22/32 TIPS (m)		1,559,578	3,087,634
0.750%, 3/22/34 TIPS (m)		80,666	155,405
1.750%, 9/7/37 TIPS (m)		250,000	337,556
0.125%, 8/10/41 TIPS (m)		216,107	436,248
0.125%, 3/22/44 TIPS (m)		475,532	988,725
0.125%, 3/22/46 TIPS (m)		1,742,900	3,731,329
0.750%, 11/22/47 TIPS (m)		901,635	2,259,855
0.125%, 8/10/48 TIPS (m)		188,782	421,137
0.250%, 3/22/52 TIPS (m)		407,206	995,379
1.250%, 11/22/55 TIPS (m)		422,853	1,377,116
0.125%, 11/22/56 TIPS (m)		331,849	848,814
0.125%, 3/22/58 TIPS (m)		340,137	884,664
0.375%, 3/22/62 TIPS (m)		96,544	288,225
0.125%, 11/22/65 TIPS (m)		852,090	2,552,019
0.125%, 3/22/68 TIPS (m)		219,296	692,639
United Mexican States
4.500%, 11/22/35 TIPS	MXN	1,877,659	110,605

Total Foreign Government Securities			60,291,358

Mortgage-Backed Securities (14.2%)
UMBS, 30 Year, Single Family
3.000%, 7/25/49 TBA		$1,000,000	1,008,516
3.500%, 7/25/49 TBA		1,214,000	1,241,220
3.500%, 8/25/49 TBA		6,186,000	6,323,010
4.000%, 8/25/49 TBA		5,700,000	5,891,039

Total Mortgage-Backed Securities			14,463,785

U.S. Treasury Obligations (49.1%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS (z)		6,046,511	6,754,803
2.000%, 1/15/26 TIPS		381,112	424,124
1.750%, 1/15/28 TIPS		1,094,179	1,226,548
3.375%, 4/15/32 TIPS		187,162	256,430
2.125%, 2/15/40 TIPS		47,293	60,467
2.125%, 2/15/41 TIPS (v)		315,071	405,755
0.750%, 2/15/42 TIPS		214,879	215,612
0.625%, 2/15/43 TIPS		111,151	107,715
1.375%, 2/15/44 TIPS		1,513,156	1,716,936
0.750%, 2/15/45 TIPS		759,647	751,315
1.000%, 2/15/46 TIPS		1,768,756	1,853,145
0.875%, 2/15/47 TIPS		129,154	131,571
1.000%, 2/15/48 TIPS		2,533,754	2,664,440
1.000%, 2/15/49 TIPS		50,778	53,688
U.S. Treasury Inflation Linked Notes
1.250%, 7/15/20 TIPS		1,054,602	1,061,136
0.125%, 4/15/21 TIPS (z)		7,708,266	7,635,761
0.625%, 7/15/21 TIPS		421,785	424,322
0.125%, 1/15/22 TIPS		45,163	44,875
0.125%, 4/15/22 TIPS (z)		4,293,528	4,259,918
0.125%, 1/15/23 TIPS		1,190,154	1,183,171
0.125%, 7/15/24 TIPS		16,144	16,113
0.250%, 1/15/25 TIPS		1,674,499	1,676,213
0.375%, 7/15/25 TIPS		1,398,738	1,413,840
0.625%, 1/15/26 TIPS (z)		3,409,303	3,489,795
0.125%, 7/15/26 TIPS		181,239	179,932
0.375%, 1/15/27 TIPS (v)		338,531	340,676
0.375%, 7/15/27 TIPS (v)		302,957	305,693
0.500%, 1/15/28 TIPS (z)		2,363,139	2,401,429
0.750%, 7/15/28 TIPS		2,443,320	2,545,519
0.875%, 1/15/29 TIPS (z)		6,128,023	6,449,984

Total U.S. Treasury Obligations			50,050,926

Total Long-Term Debt Securities (136.8%) (Cost $132,622,443)			139,381,433

SHORT-TERM INVESTMENTS:
Banker’s Acceptance (0.7%)
Bank of Montreal
1.71%, 7/26/19 (p)	CAD	100,000	76,268
1.72%, 7/31/19 (p)		200,000	152,498
Bank of Nova Scotia (The)
1.68%, 7/22/19 (p)		100,000	76,284
1.67%, 7/23/19 (p)		100,000	76,280
Royal Bank of Canada
1.69%, 7/26/19 (p)		100,000	76,269
1.71%, 7/31/19 (p)		100,000	76,250
Toronto-Dominion Bank (The)
0.87%, 7/2/19 (p)		100,000	76,358
1.68%, 7/22/19 (p)		100,000	76,284
1.69%, 7/24/19 (p)		100,000	76,276

Total Banker’s Acceptance			762,767

Certificate of Deposit (0.1%)
Royal Bank of Canada
3.65%, 7/2/19 (p)		100,000	76,347

Commercial Paper (1.2%)
Broadcom Corp.
3.06%, 7/16/19 (n)(p)§		$250,000	249,660
Crown Castle International Corp.
3.05%, 7/17/19 (n)(p)§		250,000	249,641
Encana Corp.
2.71%, 8/1/19 (n)(p)§		250,000	249,398
Energy Transfer Operating LP
3.35%, 7/8/19 (n)(p)		250,000	249,814
Royal Caribbean Cruises Ltd.
2.86%, 7/15/19 (n)(p)		250,000	249,702

Total Commercial Paper			1,248,215

See Notes to Financial Statements.

1272

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Foreign Government Treasury Bills (0.2%)
Argentina Treasury Bills
(111.06)%, 7/31/19 (p)	ARS	920,000	$23,948
Federative Republic of Brazil
0.00%, 1/1/20 (p)	BRL	535,000	135,342

Total Foreign Government Treasury Bills			159,290

U.S. Government Agency Security (1.1%)
FHLB
2.10%, 8/16/19 (o)(p)		$1,100,000	1,096,999

Total Short-Term Investments (3.3%) (Cost $3,340,505)			3,343,618

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
CME Ultra Long Term U.S. Treasury Bond 08/23/2019 at USD 230.00, American Style Notional Amount: USD 500,000 Exchange Traded*		5	—
Euro-BTP 08/23/2019 at EUR 150.00, American Style Notional Amount: EUR 700,000 Exchange Traded*		7	80
Euro-OAT 08/23/2019 at EUR 177.00, American Style Notional Amount: EUR 4,200,000 Exchange Traded*		42	478
U.S. Treasury 10 Year Note 08/23/2019 at USD 143.00, American Style Notional Amount: USD 2,800,000 Exchange Traded*		28	—

			558

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 08/23/2019 at EUR 159.00, American Style Notional Amount: EUR 3,600,000 Exchange Traded*		36	409
Euro-Bund 08/23/2019 at EUR 160.50, American Style Notional Amount: EUR 4,900,000 Exchange Traded*		49	557

			966

Total Options Purchased (0.0%) (Cost $1,939)			1,524

Total Investments in Securities (140.1%) (Cost $135,964,887)			142,726,575
Other Assets Less Liabilities (-40.1%)			(40,873,191)

Net Assets (100%)			$101,853,384

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $6,298,943 or 6.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2019, the market value of these securities amounted to $383,520 or 0.4% of net assets.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $55,217,518 or 54.2% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2019.
(p)	Yield to maturity.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $846,306.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARLLMONP	— Argentina Blended Policy Rate
ARS	— Argentina Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
CPI	— Consumer Price Index
DKK	— Denmark Krone
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— Korean Republic Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TBA	— To Be Announced; Security is subject to
delayed	delivery
TIPS	— Treasury Inflation Protected Security
TWD	— New Taiwan Dollar
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

1273

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Argentina	0.2%
Australia	2.0
Brazil	0.5
Canada	4.8
Cayman Islands	2.1
Denmark	3.2
European Union	0.0 #
France	9.9
Germany	0.6
Italy	5.9
Japan	3.0
Luxembourg	0.2
Mexico	0.1
Netherlands	0.1
New Zealand	0.5
Peru	0.3
Spain	3.8
Sweden	0.3
Switzerland	0.2
United Kingdom	30.6
United States	71.8
Cash and Other	(40.1)

100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	73	9/2019	EUR	14,338,853	74,207
Long Gilt	26	9/2019	GBP	4,302,336	24,894
U.S. Treasury 5 Year Note	17	9/2019	USD	2,008,656	33,712
U.S. Treasury 10 Year Note	17	9/2019	USD	2,175,469	1,218

					134,031

Short Contracts
Australia 10 Year Bond	(1)	9/2019	AUD	(100,850)	(1,187)
Australia 3 Year Bond	(12)	9/2019	AUD	(968,809)	(2,133)
Euro-BTP	(7)	9/2019	EUR	(1,068,988)	(37,207)
Euro-Buxl	(6)	9/2019	EUR	(1,384,305)	(29)
Euro-OAT	(42)	9/2019	EUR	(7,873,894)	(122,482)
Euro-Schatz	(185)	9/2019	EUR	(23,620,664)	(23,883)
U.S. Treasury Long Bond	(33)	9/2019	USD	(5,134,594)	(191,366)
U.S. Treasury Ultra Bond	(12)	9/2019	USD	(2,130,750)	(12,885)

					(391,172)

					(257,141)

See Notes to Financial Statements.

1274

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,928,000	USD	2,044,765	Bank of America	7/2/2019	10,838
CAD	4,718,000	USD	3,585,239	Bank of America	7/2/2019	17,525
EUR	1,097,000	USD	1,241,269	Goldman Sachs Bank USA	7/2/2019	6,130
EUR	756,000	USD	846,876	JPMorgan Chase Bank	7/2/2019	12,771
GBP	147,000	USD	186,195	JPMorgan Chase Bank	7/2/2019	487
USD	2,278,951	GBP	1,792,000	Bank of America	7/2/2019	3,201
ZAR	3,446,000	USD	236,635	JPMorgan Chase Bank	7/8/2019	7,838
ARS	290,299	USD	6,170	Goldman Sachs Bank USA**	7/10/2019	578
PEN	459,770	USD	139,219	Deutsche Bank AG**	7/15/2019	334
PEN	677,775	USD	205,262	JPMorgan Chase Bank**	7/17/2019	441
USD	3,050,833	JPY	327,900,000	Goldman Sachs Bank USA	8/2/2019	1,990
MXN	1,886,789	USD	96,059	Barclays Bank plc	8/14/2019	1,523
RUB	32,171,315	USD	489,707	Bank of America**	8/15/2019	15,720
IDR	6,556,391,500	USD	445,256	Bank of America**	9/18/2019	14,675
IDR	727,464,000	USD	51,000	JPMorgan Chase Bank**	9/18/2019	32
KRW	187,792,300	USD	163,000	Bank of America**	9/18/2019	41
USD	61,000	TWD	1,880,325	Credit Suisse**	9/18/2019	187
COP	1,538,016,966	USD	455,398	JPMorgan Chase Bank**	9/25/2019	20,719
USD	277,000	COP	890,555,000	JPMorgan Chase Bank**	9/25/2019	1,315
USD	361,859	DKK	2,355,000	Bank of America	10/1/2019	284
USD	139,073	BRL	535,000	JPMorgan Chase Bank**	1/3/2020	2,126

Total unrealized appreciation						118,755

USD	748,275	DKK	4,920,000	Bank of America	7/1/2019	(1,251)
USD	1,279,922	DKK	8,495,000	Barclays Bank plc	7/1/2019	(14,229)
USD	523,722	DKK	3,450,000	JPMorgan Chase Bank	7/1/2019	(1,860)
USD	747,404	AUD	1,078,482	Bank of America	7/2/2019	(9,744)
USD	1,280,043	AUD	1,849,518	Barclays Bank plc	7/2/2019	(18,411)
USD	3,498,793	CAD	4,718,000	Bank of America	7/2/2019	(103,972)
USD	151,797	CAD	200,000	Goldman Sachs Bank USA	7/2/2019	(927)
USD	78,512	EUR	70,000	Bank of America	7/2/2019	(1,085)
USD	21,509,087	EUR	19,232,257	Barclays Bank plc	7/2/2019	(359,911)
USD	29,786,241	GBP	23,544,068	Bank of America	7/2/2019	(113,547)
USD	3,008,414	JPY	327,900,000	JPMorgan Chase Bank	7/2/2019	(32,906)
USD	462,259	NZD	704,000	Bank of America	7/2/2019	(10,688)
USD	267,388	SEK	2,530,000	Bank of America	7/2/2019	(5,061)
USD	5,905	ARS	290,298	Goldman Sachs Bank USA**	7/10/2019	(843)
USD	150,036	CAD	200,000	JPMorgan Chase Bank	7/11/2019	(2,722)
USD	137,722	PEN	459,770	JPMorgan Chase Bank**	7/15/2019	(1,831)
USD	204,784	PEN	677,775	Goldman Sachs Bank USA**	7/17/2019	(919)
USD	151,893	CAD	200,000	Bank of America	7/22/2019	(906)
USD	75,895	CAD	100,000	JPMorgan Chase Bank	7/22/2019	(505)
USD	75,896	CAD	100,000	JPMorgan Chase Bank	7/23/2019	(505)
USD	152,575	CAD	200,000	Goldman Sachs Bank USA	7/26/2019	(240)
USD	229,222	CAD	300,000	JPMorgan Chase Bank	7/31/2019	(27)
BRL	1,724,834	USD	449,000	Barclays Bank plc**	8/2/2019	(1,139)
BRL	233,874	USD	61,000	Goldman Sachs Bank USA**	8/2/2019	(274)
USD	2,046,903	AUD	2,928,000	Bank of America	8/2/2019	(10,998)
USD	3,437,441	CAD	4,518,000	Bank of America	8/2/2019	(15,184)
USD	19,879,869	EUR	17,449,257	Bank of America	8/2/2019	(14,223)
USD	31,955,784	GBP	25,189,068	Goldman Sachs Bank USA	8/2/2019	(84,223)
USD	95,832	MXN	1,886,789	JPMorgan Chase Bank	8/14/2019	(1,749)
USD	655,588	KRW	775,724,830	JPMorgan Chase Bank**	9/18/2019	(17,895)
USD	239,746	SGD	328,164	Bank of America	9/18/2019	(3,092)
USD	203,000	COP	656,299,000	JPMorgan Chase Bank**	9/25/2019	(168)
USD	2,732,822	DKK	17,803,350	Bank of America	10/1/2019	(617)
USD	96,291	MXN	1,886,000	Barclays Bank plc	10/9/2019	(340)
USD	138,577	PEN	459,770	Deutsche Bank AG**	10/28/2019	(346)
USD	204,340	PEN	677,775	JPMorgan Chase Bank**	10/28/2019	(454)
USD	243,190	TWD	7,623,991	Barclays Bank plc**	11/21/2019	(4,161)
USD	203,695	TWD	6,382,000	JPMorgan Chase Bank**	11/21/2019	(3,361)

Total unrealized depreciation						(840,314)

Net unrealized depreciation						(721,559)

**	Non-deliverable forward.

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Written Call Options Contracts as of June 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Bobl	Exchange Traded	15	EUR	(1,500,000)	EUR	134.50	8/23/2019	(6,140)
Euro-Bund	Exchange Traded	7	EUR	(700,000)	EUR	169.50	7/26/2019	(26,347)
Euro-Bund	Exchange Traded	6	EUR	(600,000)	EUR	170.00	7/26/2019	(19,444)
U.S. Treasury 10 Year Note	Exchange Traded	5	USD	(500,000)	USD	129.00	7/26/2019	(1,328)

								(53,259)

Written Put Options Contracts as of June 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Bund	Exchange Traded	7	EUR	(700,000)	EUR	169.50	7/26/2019	(557)
Euro-Bund	Exchange Traded	6	EUR	(600,000)	EUR	170.00	7/26/2019	(751)
Euro-Schatz	Exchange Traded	45	EUR	(4,500,000)		EUR 112.10	8/23/2019	(1,791)

								(3,099)

Total Written Options Contracts (Premiums Received ($42,469))								(56,358)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,631,200	$—	$4,631,200
Collateralized Mortgage Obligations	—	3,507,678	—	3,507,678
Corporate Bonds
Communication Services	—	444,979	—	444,979
Consumer Discretionary	—	351,011	—	351,011
Consumer Staples	—	100,238	—	100,238
Energy	—	462,183	—	462,183
Financials	—	4,519,572	—	4,519,572
Health Care	—	100,580	—	100,580
Industrials	—	107,863	—	107,863
Utilities	—	350,060	—	350,060
Foreign Government Securities	—	60,291,358	—	60,291,358
Forward Currency Contracts	—	118,755	—	118,755
Futures	134,031	—	—	134,031
Mortgage-Backed Security	—	14,463,785	—	14,463,785
Options Purchased
Call Options Purchased	558	—	—	558
Put Options Purchased	966	—	—	966
Short-Term Investments
Banker’s Acceptance	—	762,767	—	762,767
Certificate of Deposit	—	76,347	—	76,347
Commercial Paper	—	1,248,215	—	1,248,215
Foreign Government Treasury Bills	—	159,290	—	159,290
U.S. Government Agency Security	—	1,096,999	—	1,096,999
U.S. Treasury Obligations	—	50,050,926	—	50,050,926

Total Assets	$135,555	$142,843,806	$—	$142,979,361

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Forward Currency Contracts	$—	$(840,314)	$—	$(840,314)
Futures	(391,172)	—	—	(391,172)
Options Written
Call Options Written	(53,259)	—	—	(53,259)
Put Options Written	(3,099)	—	—	(3,099)

Total Liabilities	$(447,530)	$(840,314)	$—	$(1,287,844)

Total	$(311,975)	$142,003,492	$—	$141,691,517

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$135,555	*
Foreign exchange contracts	Receivables	118,755

Total		$254,310

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(447,530	)*
Foreign exchange contracts	Payables	(840,314)

Total		$(1,287,844)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$32,004	$(702,348)	$—	$(670,344)
Foreign exchange contracts	—	—	1,569,130	1,569,130

Total	$32,004	$(702,348)	$1,569,130	$898,786

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(14,794)	$(22,516)	$—	$(37,310)
Foreign exchange contracts	—	—	(958,645)	(958,645)

Total	$(14,794)	$(22,516)	$(958,645)	$(995,955)

^ This Portfolio held forward foreign currency, futures contracts and options contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $111,607,000 and option contracts and futures contracts with an average notional balance of approximately $22,000 and $61,120,000 respectively, during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Bank of America	$62,284	$(62,284)	$—	$—
Barclays Bank plc	1,523	(1,523)	—	—
Credit Suisse	187	—	—	187
Deutsche Bank AG	334	(334)	—	—
Goldman Sachs Bank USA	8,698	(8,698)	—	—
JPMorgan Chase Bank	45,729	(45,729)	—	—

Total	$118,755	$(118,568)	$—	$187

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged**	Net Amount Due to Counterparty
Bank of America	$290,368	$(62,284)	$(228,084)	$—
Barclays Bank plc	398,191	(1,523)	(374,653)	22,015
Deutsche Bank AG	346	(334)	—	12
Goldman Sachs Bank USA	87,426	(8,698)	—	78,728
JPMorgan Chase Bank	63,983	(45,729)	—	18,254

Total	$840,314	$(118,568)	$(602,737)	$119,009

*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $550,000
**	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $243,569
(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas SA	2.60%	4/16/2019	7/16/2019	$(3,790,915)	$(3,810,956)
BNP Paribas SA	2.61	4/25/2019	7/16/2019	(6,625,740)	(6,632,592)
BNP Paribas SA	2.61	4/25/2019	7/16/2019	(6,791,178)	(6,829,618)
BNP Paribas SA	2.61	4/25/2019	7/16/2019	(4,172,747)	(4,196,364)
BNP Paribas SA	2.56	5/16/2019	7/16/2019	(215,546)	(216,252)
BNP Paribas SA	2.61	6/11/2019	7/24/2019	(1,527,859)	(1,531,416)
BNP Paribas SA	2.62	6/17/2019	7/30/2019	(5,721,628)	(5,733,508)

					$(28,950,706)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2019, was approximately $23,424,000 at a weighted average interest rate of 2.52%.
(2)	Payable for sale-buyback transactions includes $105,093 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	June 30, 2019
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$6,632,592	$—	$—	$6,632,592
U.S. Treasury Notes	—	22,318,114	—	—	22,318,114

Total Borrowings	$—	$28,950,706	$—	$—	$28,950,706

Gross amount of recognized liabilities for sale-buybacks					$28,950,706

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2019:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale- buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas SA	$(28,950,706)	$27,773,992	$—	$(1,176,714)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$94,961,080
Long-term U.S. government debt securities	19,685,421

$114,646,501

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$69,039,392
Long-term U.S. government debt securities	18,140,432

$87,179,824

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,339,862
Aggregate gross unrealized depreciation	(2,660,571)

Net unrealized appreciation	$4,679,291

Federal income tax cost of investments in securities and derivative instruments, if applicable	$137,012,226

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $135,964,887)	$142,726,575
Cash	1,060,821
Foreign cash (Cost $161,263)	162,445
Cash held as collateral at broker for futures	297,140
Receivable for securities sold	40,913,565
Receivable for forward settling transactions	18,112,769
Dividends, interest and other receivables	293,815
Due from broker for futures variation margin	125,298
Unrealized appreciation on forward foreign currency contracts	118,755
Receivable for Portfolio shares sold	51,826
Securities lending income receivable	6
Other assets	1,033

Total assets	203,864,048

LIABILITIES
Payable for securities purchased	38,974,148
Payable for forward settling transactions	32,509,898
Payable for sale-buyback financing transactions	28,950,706
Unrealized depreciation on forward foreign currency contracts	840,314
Payable for return of cash collateral on forward foreign currency contracts	550,000
Options written, at value (Premiums received $42,469)	56,358
Investment management fees payable	41,858
Distribution fees payable – Class IB	14,326
Payable for Portfolio shares redeemed	10,657
Administrative fees payable	7,921
Trustees’ fees payable	700
Accrued expenses	53,778

Total liabilities	102,010,664

NET ASSETS	$101,853,384

Net assets were comprised of:
Paid in capital	$97,778,091
Total distributable earnings (loss)	4,075,293

Net assets	$101,853,384

Class IB
Net asset value, offering and redemption price per share, $70,197,478 / 6,937,206 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.12

Class K
Net asset value, offering and redemption price per share, $31,655,906 / 3,109,948 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.18

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$856,304
Securities lending (net)	8

Total income	856,312

EXPENSES
Investment management fees	284,796
Interest expense	277,239
Distribution fees – Class IB	81,774
Administrative fees	45,438
Professional fees	32,859
Custodian fees	23,066
Printing and mailing expenses	11,839
Trustees’ fees	1,412
Miscellaneous	4,086

Gross expenses	762,509
Less: Waiver from investment manager	(47,361)

Net expenses	715,148

NET INVESTMENT INCOME (LOSS)	141,164

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(202,834)
Futures contracts	(702,348)
Forward foreign currency contracts	1,569,130
Foreign currency transactions	182,030
Options written	33,132

Net realized gain (loss)	879,110

Change in unrealized appreciation (depreciation) on:
Investments in securities	6,312,427
Futures contracts	(22,516)
Forward foreign currency contracts	(958,645)
Foreign currency translations	85,126
Options written	(14,379)

Net change in unrealized appreciation (depreciation)	5,402,013

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,281,123

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,422,287

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$141,164	$795,564
Net realized gain (loss)	879,110	4,117,990
Net change in unrealized appreciation (depreciation)	5,402,013	(6,044,867)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,422,287	(1,131,313)

Distributions to shareholders:
Class IB	—	(1,573,223)
Class K	—	(776,479)

Total distributions to shareholders	—	(2,349,702)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 734,729 and 1,686,268 shares, respectively ]	7,193,224	16,405,561
Capital shares issued in reinvestment of dividends [ 0 and 165,348 shares, respectively ]	—	1,573,223
Capital shares repurchased [ (501,967) and (873,472) shares, respectively ]	(4,868,264)	(8,485,042)

Total Class IB transactions	2,324,960	9,493,742

Class K
Capital shares sold [ 399,333 and 451,786 shares, respectively ]	3,914,471	4,422,720
Capital shares issued in reinvestment of dividends [ 0 and 81,240 shares, respectively ]	—	776,479
Capital shares repurchased [ (269,028) and (443,006) shares, respectively ]	(2,625,116)	(4,319,861)

Total Class K transactions	1,289,355	879,338

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,614,315	10,373,080

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,036,602	6,892,065
NET ASSETS:
Beginning of period	91,816,782	84,924,717

End of period	$101,853,384	$91,816,782

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2019 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$6,422,287
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(90,519,464)
Proceeds from disposition of investments in securities	60,324,096
Increase in payable for forward settling transactions	31,545,523
Increase in receviable for forward settling transactions	(18,112,769)
Change in unrealized (appreciation)/depreciation on investments in securities	(6,312,427)
Change in unrealized (appreciation)/depreciation on options written	14,379
Change in unrealized (appreciation)/depreciation on forward foreign curreny contracts	958,645
Net realized (gain)/loss on investments in securities	202,834
Net amortization (accretion) of income	291,654
Increase in payable for return of cash collateral on forward foreign currency contracts	400,000
Increase in premiums received on options written	37,213
Increase in distribution fees payable – Class IB	843
Increase in administrative fees payable	395
Increase in trustees’ fees payable	55
Decrease in securities lending income receivable	3
Increase in other assets	(657)
Decrease in investment management fees payable	(2,511)
Increase in due from broker for futures variation margin	(16,150)
Increase in dividends, interest and other receivables	(32,390)
Decrease in accrued expenses	(46,448)

Net cash provided (used) by operating activities	(14,844,889)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	11,133,049
Payment for shares redeemed	(7,502,112)
Proceeds from sale-buyback transactions	238,544,767
Payments on sale-buyback transactions	(238,721,249)
Increase in payable for sale-buyback financing transactions	10,981,635

Net cash provided (used) by financing activities	14,436,090

Net increase/(decrease) in cash	(408,799)

Cash, foreign currency and restricted cash:
Beginning of period	1,929,205

End of period	$1,520,406

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2019, the Portfolio paid $277,239 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Year Ended December 31, 2018	Six Months Ended June 30, 2019
Cash	$1,367,937	$1,060,821
Foreign cash	280,065	162,445
Cash held as collateral at broker for future	281,203	297,140

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,929,205	$1,520,406

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.47	$9.84	$9.69	$9.26	$9.67	$9.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.08	0.12	0.09	0.04	0.06
Net realized and unrealized gain (loss)	0.64	(0.21)	0.16	0.85	(0.27)	0.68

Total from investment operations	0.65	(0.13)	0.28	0.94	(0.23)	0.74

Less distributions:
Dividends from net investment income	—	(0.24)	(0.10)	(0.49)	(0.13)	(0.47)
Distributions from net realized gains	—	—	—	(0.02)	(0.05)	—
Return of capital	—	—	(0.03)	—	—	—

Total dividends and distributions	—	(0.24)	(0.13)	(0.51)	(0.18)	(0.47)

Net asset value, end of period	$10.12	$9.47	$9.84	$9.69	$9.26	$9.67

Total return (b)	6.86%	(1.32)%	2.86%	10.35%	(2.36)%	7.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70,197	$63,475	$56,357	$38,725	$25,420	$13,949
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(g)	1.58%	1.54%	1.29%	1.31%	1.12%	1.05%
Before waivers and reimbursements (a)(f)(g)	1.68%	1.64%	1.52%	1.49%	1.36%	1.46%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.22%	0.81%	1.21%	0.92%	0.42%	0.65%
Before waivers and reimbursements (a)(f)	0.12%	0.72%	0.98%	0.74%	0.18%	0.24%
Portfolio turnover rate (z)^	72%	66%	127%	108%	66%	92%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.51	$9.89	$9.71	$9.28	$9.67	$9.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.10	0.14	0.12	0.05	0.10
Net realized and unrealized gain (loss)	0.65	(0.21)	0.17	0.85	(0.26)	0.66

Total from investment operations	0.67	(0.11)	0.31	0.97	(0.21)	0.76

Less distributions:
Dividends from net investment income	—	(0.27)	(0.10)	(0.52)	(0.13)	(0.49)
Distributions from net realized gains	—	—	—	(0.02)	(0.05)	—
Return of capital	—	—	(0.03)	—	—	—

Total dividends and distributions	—	(0.27)	(0.13)	(0.54)	(0.18)	(0.49)

Net asset value, end of period	$10.18	$9.51	$9.89	$9.71	$9.28	$9.67

Total return (b)	7.05%	(1.17)%	3.16%	10.63%	(2.15)%	8.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,656	$28,342	$28,568	$31,346	$28,098	$19,350
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(g)	1.33%	1.29%	1.04%	1.05%	0.87%	0.80%
Before waivers and reimbursements (a)(f)(g)	1.43%	1.39%	1.26%	1.22%	1.11%	1.18%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.47%	1.05%	1.45%	1.17%	0.48%	1.00%
Before waivers and reimbursements (a)(f)	0.37%	0.95%	1.23%	0.99%	0.23%	0.62%
Portfolio turnover rate (z)^	72%	66%	127%	108%	66%	92%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

Includes interest expense of 0.54%, 0.29%, 0.12%, and 0.05%, for the years ended 2018, 2017, 2015, and 2014 respectively for each class. For the year ended 2016, includes interest expense of 0.31% and 0.30% for Class IB and Class K, respectively. For the six months ended June 30, 2019, includes interest expense of 0.58% respectively for each class.

(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1284

EQ/PIMCO REAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
U.S. Treasury Obligations	120.8%
Mortgage-Backed Securities	16.8
Foreign Government Securities	10.4
Collateralized Mortgage Obligations	4.6
Asset-Backed Securities	4.4
Financials	3.0
Energy	0.7
Utilities	0.8
Communication Services	0.6
Consumer Discretionary	0.3
Commercial Mortgage-Backed Securities	0.5
Information Technology	0.0	#
Real Estate	0.0	#
Industrials	0.3
Health Care	0.2
Consumer Staples	0.2
Repurchase Agreements	0.1
Municipal Bonds	0.0	#
Options Purchased	0.0	#
Cash and Other	(63.7)

	100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,062.55	$7.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.41	7.45

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.49%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.4%)
Argent Mortgage Loan Trust,
Series 2005-W1 A1 2.884%, 5/25/35 (l)	$28,427	$26,623
Catamaran CLO Ltd.,
Series 2013-1A AR 3.432%, 1/27/28 (l)§	250,000	248,892
C-BASS TRUST,
Series 2006-CB9 A1 2.464%, 11/25/36 (l)	2,225	1,383
CIFC Funding Ltd.,
Series 2015-2A AR 3.377%, 4/15/27 (l)§	250,000	249,061
CIT Mortgage Loan Trust,
Series 2007-1 1A 3.780%, 10/25/37 (l)§	26,263	26,438
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 2.484%, 1/25/37 (l)	5,051	3,752
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3 A3 2.654%, 6/25/37 (l)	187,946	187,031
Countrywide Asset-Backed Certificates,
Series 2005-15 1AF6 3.871%, 4/25/36 (l)	99	100
Series 2006-19 2A3 2.654%, 3/25/37 (l)	40,000	36,717
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4 3.454%, 5/25/35 (l)	25,000	24,514
CWABS Asset-Backed Certificates Trust,
Series 2007-12 1A1 3.144%, 8/25/47 (l)	23,453	23,387
Equity One Mortgage Pass-Through Trust,
Series 2004-1 AV2 3.004%, 4/25/34 (l)	3,032	2,630
FHLMC Structured Pass-Through Certificates,
Series T-32 A1 2.534%, 8/25/31 (l)	1,110	1,084
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2 2.874%, 11/25/36 (l)	100,000	90,748
Flagship VII Ltd.,
Series 2013-7A A1R 3.711%, 1/20/26 (l)§	48,882	48,884
Fremont Home Loan Trust,
Series 2006-C 1A1 2.539%, 10/25/36 (l)	46,233	40,796
GSAMP Trust,
Series 2007-FM1 A2A 2.474%, 12/25/36 (l)	3,576	2,118
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1 2.474%, 7/25/36 (l)	21,906	9,490
Jamestown CLO IV Ltd.,
Series 2014-4A A1AR 3.287%, 7/15/26 (l)§	115,610	115,276
Jamestown CLO V Ltd.,
Series 2014-5A AR 3.808%, 1/17/27 (l)§	222,819	222,995
Legacy Mortgage Asset Trust,
Series 2019-GS3 A1 3.750%, 4/25/59 (e)§	98,077	99,208
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2 7.170%, 4/15/40 (l)	49,266	35,620
Lehman XS Trust,
Series 2006-7 1A1A 2.564%, 5/25/36 (l)	49,713	50,485
Series 2006-8 3A4 5.354%, 6/25/36 (e)	19,247	21,316
LoanCore Issuer Ltd.,
Series 2019-CRE2 A 3.524%, 5/9/36 (l)§	100,000	100,250
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A 2.484%, 9/25/37 (l)	920	529
Series 2007-HE2 A2A 2.524%, 2/25/37 (l)	10,577	4,480
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1 2.454%, 11/25/36 (l)	397	195
Navient Student Loan Trust,
Series 2016-7A A 3.554%, 3/25/66 (l)§	140,394	140,919
NovaStar Mortgage Funding Trust,
Series 2005-3 M2 3.109%, 1/25/36 (l)	75,000	73,925
OCP CLO Ltd.,
Series 2015-10A A1R 3.406%, 10/26/27 (l)§	100,000	99,716
OHA Credit Partners IX Ltd.,
Series 2013-9A A1R 3.602%, 10/20/25 (l)§	95,514	95,525
Park Place Securities, Inc.,
Series 2004-WCW2 M3 3.454%, 10/25/34 (l)	150,000	149,554
Series 2005-WCW1 M2 2.874%, 9/25/35 (l)	112,200	110,685
Series 2005-WHQ4 M2 2.894%, 9/25/35 (l)	25,000	24,409
RAAC Trust,
Series 2006-SP3 M1 2.744%, 8/25/36 (l)	19,811	19,676
RAMP Trust,
Series 2005-NC1 AI3 2.624%, 10/25/34 (l)	804	800
Renaissance Home Equity Loan Trust,
Series 2002-3 A 3.164%, 12/25/32 (l)	2,137	2,085
Saxon Asset Securities Trust,
Series 2007-3 1A 2.714%, 9/25/47 (l)	76,259	72,396
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 2.564%, 7/25/36 (l)	204,448	105,868
Series 2007-HE1 A2A 2.464%, 12/25/36 (l)	11,738	4,078
SLM Private Education Loan Trust,
Series 2013-B A2A 1.850%, 6/17/30§	12,404	12,389

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
SLM Student Loan Trust,
Series 2003-5 A5 0.000%, 6/17/24 (l)	EUR	10,144	$11,512
Series 2004-2 A5 0.000%, 1/25/24 (l)		40,970	46,519
Series 2008-9 A 4.080%, 4/25/23 (l)		$98,102	99,130
SoFi Professional Loan Program LLC,
Series 2017-F A1FX 2.050%, 1/25/41§		77,061	76,848
Soundview Home Loan Trust,
Series 2006-NLC1 A1 2.464%, 11/25/36 (l)§		2,001	862
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA A 3.200%, 5/27/36 (b)§		193,709	195,057
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A 3.940%, 4/25/35 (l)		6,995	6,942
Towd Point Mortgage Trust,
Series 2019-HY2 A1 3.404%, 5/25/58 (l)§		93,473	94,042
United States Small Business Administration,
Series 2008-20H 1 6.020%, 8/1/28		11,963	12,705
Venture XX CLO Ltd.,
Series 2015-20A AR 3.417%, 4/15/27 (l)§		250,000	249,245
Voya CLO Ltd.,
Series 2014-3A A1R 3.300%, 7/25/26 (l)§		165,327	164,891
Z Capital Credit Partners CLO Ltd.,
Series 2015-1A A1R 3.551%, 7/16/27 (l)§		100,000	99,672

Total Asset-Backed Securities			3,643,452

Collateralized Mortgage Obligations (4.6%)
Alliance Bancorp Trust,
Series 2007-OA1 A1 2.644%, 7/25/37 (l)		38,580	34,939
Alternative Loan Trust,
Series 2005-62 2A1 3.504%, 12/25/35 (l)		1,831	1,670
Series 2006-OA11 A1B 2.594%, 9/25/46 (l)		110,895	101,344
Series 2006-OA19 A1 2.563%, 2/20/47 (l)		13,852	10,895
Series 2006-OC5 2A2B 2.514%, 6/25/46 (l)		3,812	3,671
Series 2007-1T1 1A1 6.000%, 3/25/37		151,837	107,778
Series 2007-4CB 1A35 6.000%, 4/25/37		61,254	61,655
Series 2007-OA7 A1A 2.584%, 5/25/47 (l)		5,649	5,457
American Home Mortgage Investment Trust,
Series 2005-2 4A1 4.044%, 9/25/45 (l)		3,241	3,267
Banc of America Funding Trust,
Series 2006-A 1A1 4.753%, 2/20/36 (l)		8,358	8,343
Series 2006-G 2A1 2.823%, 7/20/36 (l)		1,513	1,515
Series 2006-J 2A1 4.226%, 1/20/47 (l)		146,222	141,449
Series 2006-J 4A1 4.648%, 1/20/47 (l)		6,801	6,577
Banc of America Mortgage Trust,
Series 2005-E 2A1 4.715%, 6/25/35 (l)		1,979	1,895
Series 2006-A 2A1 4.480%, 2/25/36 (l)		8,485	7,985
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.294%, 9/25/35 (l)		35,880	30,007
Series 2006-2 23A1 4.253%, 3/25/36 (l)		14,003	11,908
Bear Stearns ARM Trust,
Series 2004-10 13A1 4.351%, 1/25/35 (l)		6,709	6,677
Series 2005-1 2A1 4.377%, 3/25/35 (l)		7,949	8,073
Series 2005-9 A1 4.730%, 10/25/35 (l)		14,177	14,520
Series 2006-2 3A2 4.333%, 7/25/36 (l)		8,644	8,325
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6 5.500%, 8/25/35		2,138	2,006
Series 2006-6 A4 6.000%, 4/25/36		20,613	16,963
Series 2006-HYB3 3A1B 3.675%, 5/20/36 (l)		3,262	3,108
Series 2007-1 A1 6.000%, 3/25/37		55,469	47,201
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1 4.980%, 3/25/36 (l)		11,602	11,712
Series 2007-10 22AA 4.291%, 9/25/37 (l)		15,566	15,103
CSMC Mortgage-Backed Trust,
Series 2007-6 A1 6.420%, 10/25/37 (l)		210,293	189,138
CSMC Trust,
Series 2007-4R 1A1 5.056%, 10/26/36 (l)§		10,140	9,211
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 2.504%, 10/25/36 (l)		317	241
Eurosail-UK 2007-3bl plc,
Series 2007-3X A3A 1.743%, 6/13/45 (l)(m)	GBP	60,438	76,403
Series 2007-3X A3C 1.743%, 6/13/45 (l)(m)		26,858	33,768
FHLMC,
Series 278 F1 2.844%, 9/15/42 STRIPS (l)		$204,919	205,644
Series 3172 FK 2.844%, 8/15/33 (l)		2,154	2,155
FHLMC Structured Pass-Through Certificates,
Series T-62 1A1 3.704%, 10/25/44 (l)		66,315	66,959

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Series T-63 1A1 3.488%, 2/25/45 (l)	$20,434	$20,401
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 4.392%, 6/25/34 (l)	5,450	5,472
Series 2006-FA8 1A7 6.000%, 2/25/37	14,245	10,504
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 4.518%, 8/25/35 (l)	7,633	6,342
FNMA,
Series 2003-W8 3F2 2.754%, 5/25/42 (l)	1,327	1,334
Series 2004-63 FA 2.554%, 8/25/34 (l)	1,076	1,066
Series 2006-30 KF 2.844%, 5/25/36 (l)	391	388
Series 2006-5 3A2 4.520%, 5/25/35 (l)	6,556	6,910
Series 2007-63 FC 2.754%, 7/25/37 (l)	178	178
GNMA,
Series 2017-H10 FB 3.629%, 4/20/67 (l)	93,192	94,868
Series 2018-H15 FG 3.030%, 8/20/68 (l)	200,921	197,030
Series 2019-20 FE 2.783%, 2/20/49 (l)	394,650	394,237
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 2.944%, 11/25/45 (l)	7,945	6,962
Series 2006-AR4 A6A 2.584%, 9/25/46 (l)	95,053	89,881
GreenPoint MTA Trust,
Series 2005-AR1 A2 2.844%, 6/25/45 (l)	7,120	6,726
GSR Mortgage Loan Trust,
Series 2004-12 3A6 4.431%, 12/25/34 (l)	8,312	8,449
Series 2005-AR1 1A1 4.813%, 1/25/35 (l)	3,247	3,300
Series 2005-AR4 6A1 4.664%, 7/25/35 (l)	6,908	7,056
Series 2005-AR6 2A1 4.500%, 9/25/35 (l)	6,455	6,624
HarborView Mortgage Loan Trust,
Series 2005-13 2A11 2.950%, 2/19/36 (l)	3,149	2,637
Series 2005-2 2A1A 2.830%, 5/19/35 (l)	1,847	1,786
Series 2005-9 2A1A 2.723%, 6/20/35 (l)	3,112	3,102
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1 4.670%, 11/25/35 (l)	8,466	8,567
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A 3.184%, 5/25/34 (l)	841	806
Series 2004-AR11 2A 4.290%, 12/25/34 (l)	2,773	2,781
Series 2005-AR14 1A1A 2.684%, 7/25/35 (l)	6,530	5,901
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 2.864%, 3/25/36 (l)	285,836	278,894
Series 2006-A7 1A4 2.634%, 12/25/36 (l)	54,636	51,770
JP Morgan Mortgage Trust,
Series 2005-A1 6T1 4.724%, 2/25/35 (l)	4,857	4,908
Series 2005-A6 2A1 4.635%, 8/25/35 (l)	5,601	5,690
Series 2005-A6 4A1 4.347%, 9/25/35 (l)	1,029	1,021
Series 2005-A6 7A1 4.321%, 8/25/35 (l)	5,644	5,499
Series 2007-A1 1A1 4.491%, 7/25/35 (l)	6,425	6,617
Series 2007-A1 3A3 4.536%, 7/25/35 (l)	7,496	7,742
Series 2008-R2 1A1 3.722%, 7/27/37 (l)§	19,285	19,647
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 4.663%, 11/21/34 (l)	4,124	4,282
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 3.094%, 11/15/31 (l)	2,950	2,973
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 4A 2.654%, 11/25/35 (l)	757	748
Series 2005-A9 5A1 3.997%, 12/25/35 (l)	4,113	3,832
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4 4.485%, 6/25/36 (l)	8,205	8,469
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 2.834%, 12/15/30 (l)	3,591	3,502
NCUA Guaranteed Notes Trust,
Series 2010-R1 1A 2.869%, 10/7/20 (l)	31,230	31,278
Series 2010-R3 2A 2.979%, 12/8/20 (l)	86,961	87,250
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D 2.784%, 12/25/35 (l)	286,665	270,513
RALI Trust,
Series 2005-QO1 A1 2.704%, 8/25/35 (l)	3,087	2,766
Residential Asset Securitization Trust,
Series 2005-A5 A3 2.804%, 5/25/35 (l)	26,951	22,441
Series 2006-A10 A5 6.500%, 9/25/36	10,647	7,203
Series 2007-A6 2A1 6.500%, 6/25/37	125,556	55,334
RFMSI Trust,
Series 2007-S6 1A10 6.000%, 6/25/37	7,717	7,563

See Notes to Financial Statements.

1288

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Sequoia Mortgage Trust,
Series 2007-3 1A1 2.583%, 7/20/36 (l)		$21,619	$20,968
Series 5 A 3.090%, 10/19/26 (l)		850	861
Silverstone Master Issuer plc,
Series 2019-1A 2A 1.459%, 1/21/70 (l)§	GBP	100,000	127,273
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 4.566%, 2/25/34 (l)		$3,521	3,569
Series 2004-18 5A 4.424%, 12/25/34 (l)		301	305
Series 2004-19 2A1 3.904%, 1/25/35 (l)		2,344	2,268
Series 2005-17 3A1 4.329%, 8/25/35 (l)		3,149	3,190
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 3.050%, 10/19/34 (l)		1,871	1,873
Series 2005-AR5 A1 2.640%, 7/19/35 (l)		3,092	3,063
Series 2005-AR5 A2 2.640%, 7/19/35 (l)		4,455	4,389
Series 2005-AR5 A3 2.640%, 7/19/35 (l)		11,429	11,312
Series 2006-AR3 11A1 2.614%, 4/25/36 (l)		9,915	9,647
Series 2006-AR4 2A1 2.594%, 6/25/36 (l)		3,360	3,374
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1 1.855%, 10/20/51 (l)§	GBP	400,000	508,653
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 3.704%, 11/25/42 (l)		$523	510
Series 2005-AR10 3A1 3.884%, 8/25/35 (l)		1,016	994
Series 2005-AR14 2A1 4.062%, 12/25/35 (l)		2,444	2,393
Series 2006-AR3 A1A 3.504%, 2/25/46 (l)		3,258	3,320
Series 2006-AR7 3A 2.595%, 7/25/46 (l)		15,578	14,878
Series 2007-OA4 1A 3.274%, 5/25/47 (l)		7,651	7,221
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S A1 4.856%, 9/25/34 (l)		885	917

Total Collateralized Mortgage Obligations			3,771,790

Commercial Mortgage-Backed Securities (0.5%)
GS Mortgage Securities Trust,
Series 2010-C1 A2 4.592%, 8/10/43§		200,000	202,858
Vornado DP LLC Trust,
Series 2010-VNO A2FX 4.004%, 9/13/28§		200,000	204,116

Total Commercial Mortgage-Backed Securities			406,974

Corporate Bonds (6.1%)
Communication Services (0.6%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 3.270%, 6/1/21 (k)		100,000	100,470
(ICE LIBOR USD 3 Month + 0.95%), 3.547%, 7/15/21 (k)		160,000	161,348
5.150%, 2/15/50		60,000	66,355
5.300%, 8/15/58		20,000	22,221
Telefonica Emisiones SA
5.877%, 7/15/19		10,000	10,012

			360,406

Media (0.2%)
Charter Communications Operating LLC
3.579%, 7/23/20		90,000	90,785
4.464%, 7/23/22		10,000	10,463
Discovery Communications LLC
(ICE LIBOR USD 3 Month + 0.71%), 3.097%, 9/20/19 (k)		20,000	20,020
Time Warner Cable LLC
5.000%, 2/1/20		20,000	20,270

			141,538

Total Communication Services			501,944

Consumer Discretionary (0.3%)
Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 3.012%, 10/28/21 (k)		200,000	200,072

Total Consumer Discretionary			200,072

Consumer Staples (0.2%)
Tobacco (0.2%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.59%), 3.118%, 8/14/20 (k)		120,000	120,285

Total Consumer Staples			120,285

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.984%, 1/10/20 (k)		130,000	130,059
(ICE LIBOR USD 3 Month + 0.70%), 3.110%, 6/15/20 (k)		180,000	180,388
Petrobras Global Finance BV
6.125%, 1/17/22 (x)		8,000	8,592
5.299%, 1/27/25 (x)		190,000	201,590
5.999%, 1/27/28		20,000	21,265

			541,894

Total Energy			541,894

Financials (3.0%)
Banks (1.4%)
Bank of America Corp.
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28 (k)(y)		40,000	41,664

See Notes to Financial Statements.

1289

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
HSBC Bank Canada
(Zero Coupon), 7/11/19	CAD	200,000	$152,626
State Bank of India
(ICE LIBOR USD 3 Month + 0.95%), 3.539%, 4/6/20 (k)(m)		$200,000	200,221
Toronto-Dominion Bank (The)
2.250%, 3/15/21§		200,000	200,609
UniCredit SpA
7.830%, 12/4/23§		500,000	571,254

			1,166,374

Capital Markets (1.2%)
British Transco International Finance BV
(Zero Coupon), 11/4/21 (m)		20,000	18,878
Deutsche Bank AG
4.250%, 10/14/21		400,000	405,431
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.610%, 9/15/20 (k)		350,000	353,358
UBS AG
(ICE LIBOR USD 3 Month + 0.58%), 3.031%, 6/8/20 (k)§		200,000	200,872

			978,539

Consumer Finance (0.4%)
Ally Financial, Inc.
3.750%, 11/18/19		10,000	10,000
General Motors Financial Co., Inc.
2.350%, 10/4/19		10,000	9,991
John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.29%), 2.633%, 6/22/20 (k)		260,000	260,568
Navient Corp.
8.000%, 3/25/20		60,000	62,100

			342,659

Total Financials			2,487,572

Health Care (0.2%)
Health Care Providers & Services (0.1%)
Allergan Sales LLC
5.000%, 12/15/21§		60,000	63,077

Pharmaceuticals (0.1%)
Allergan Funding SCS
3.000%, 3/12/20		40,000	40,066
Allergan, Inc.
3.375%, 9/15/20		40,000	40,362

			80,428

Total Health Care			143,505

Industrials (0.3%)
Aerospace & Defense (0.2%)
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 3.095%, 11/10/20 (k)		130,000	130,075

Road & Rail (0.0%)
ERAC USA Finance LLC
5.250%, 10/1/20§		10,000	10,337
4.500%, 8/16/21§		20,000	20,828

			31,165

Trading Companies & Distributors (0.1%)
International Lease Finance Corp.
8.250%, 12/15/20		90,000	97,077

Total Industrials			258,317

Information Technology (0.0%)
Software (0.0%)
VMware, Inc.
3.900%, 8/21/27		10,000	10,043

Technology Hardware, Storage & Peripherals (0.0%)
EMC Corp.
2.650%, 6/1/20		10,000	9,899

Total Information Technology			19,942

Real Estate (0.0%)
Equity Real Estate Investment Trusts (REITs) (0.0%)
American Tower Corp. (REIT)
2.800%, 6/1/20		10,000	10,021

Total Real Estate			10,021

Utilities (0.8%)
Electric Utilities (0.6%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 3.028%, 5/14/21 (b)(k)§		210,000	210,537
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.835%, 9/3/19 (k)		130,000	130,043
(ICE LIBOR USD 3 Month + 0.40%), 2.921%, 8/21/20 (k)		130,000	130,046

			470,626

Gas Utilities (0.1%)
Dominion Energy Gas Holdings LLC
Series A
(ICE LIBOR USD 3 Month + 0.60%), 3.010%, 6/15/21 (k)		100,000	100,458

Independent Power and Renewable Electricity Producers (0.1%)
Southern Power Co.
(ICE LIBOR USD 3 Month + 0.55%), 2.937%, 12/20/20 (k)§		60,000	60,007

Multi-Utilities (0.0%)
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 2.860%, 3/15/21 (k)		50,000	49,776

Total Utilities			680,867

Total Corporate Bonds			4,964,419

See Notes to Financial Statements.

1290

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Foreign Government Securities (10.4%)
Australia Government Bond
1.250%, 2/21/22 TIPS (m)	AUD	252,186	$183,803
3.000%, 9/20/25 TIPS (m)		407,451	341,338
Autonomous Community of Catalonia
4.950%, 2/11/20	EUR	40,000	46,762
Canada Government Real Return Bond
4.250%, 12/1/26 TIPS	CAD	216,854	216,567
France Government Bond OAT
1.850%, 7/25/27 TIPS (m)	EUR	111,873	159,189
Japanese Government CPI Linked Bonds
0.100%, 3/10/28 TIPS	JPY	82,830,660	800,445
0.100%, 3/10/29 TIPS		18,056,880	174,495
Kingdom of Saudi Arabia
4.000%, 4/17/25§		$200,000	213,200
New Zealand Government Bond
2.000%, 9/20/25 TIPS (m)	NZD	248,975	182,774
3.000%, 9/20/30 TIPS (m)		557,960	470,727
Republic of Italy
1.650%, 4/23/20 TIPS (m)	EUR	40,129	46,163
2.100%, 9/15/21 TIPS (m)		170,072	202,586
2.350%, 9/15/24 TIPS (m)		189,308	232,061
Republic of Peru
5.940%, 2/12/29§	PEN	200,000	66,204
U.K. Treasury Inflation Linked Bonds
1.875%, 11/22/22 TIPS (m)	GBP	896,870	1,326,092
0.125%, 3/22/26 TIPS (m)		669,606	1,014,944
1.250%, 11/22/27 TIPS (m)		1,098,944	1,887,611
0.125%, 8/10/28 TIPS (m)		547,018	877,611
0.125%, 11/22/65 TIPS (m)		7,746	23,200
United Mexican States
7.750%, 5/29/31	MXN	1,980,000	103,963

Total Foreign Government Securities			8,569,735

Mortgage-Backed Securities (16.8%)
UMBS, 30 Year, Single Family
3.500%, 8/25/49 TBA		$8,000,000	8,177,187
4.000%, 8/25/49 TBA		5,500,000	5,684,336

Total Mortgage-Backed Securities			13,861,523

Municipal Bond (0.0%)
Tobacco Settlement Finance Authority of West Virginia,
Series A 7.467%, 6/1/47		20,000	20,178

Total Municipal Bond			20,178

U.S. Treasury Obligations (120.8%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS (z)		6,995,516	7,814,974
2.000%, 1/15/26 TIPS		1,751,054	1,948,677
2.375%, 1/15/27 TIPS		671,611	775,432
1.750%, 1/15/28 TIPS		2,732,397	3,062,953
3.625%, 4/15/28 TIPS (z)		7,268,141	9,330,476
2.500%, 1/15/29 TIPS		607,033	730,156
3.875%, 4/15/29 TIPS (z)		5,005,458	6,699,414
2.125%, 2/15/40 TIPS		1,548,852	1,980,280
2.125%, 2/15/41 TIPS		163,370	210,392
0.750%, 2/15/42 TIPS		497,614	499,313
0.625%, 2/15/43 TIPS		166,727	161,572
1.375%, 2/15/44 TIPS		2,489,032	2,824,235
0.750%, 2/15/45 TIPS		2,213,828	2,189,546
1.000%, 2/15/46 TIPS		1,326,567	1,389,859
0.875%, 2/15/47 TIPS		1,355,059	1,380,414
1.000%, 2/15/48 TIPS		2,373,127	2,495,528
U.S. Treasury Inflation Linked Notes
1.375%, 1/15/20 TIPS		969,035	966,847
1.250%, 7/15/20 TIPS		562,454	565,939
1.125%, 1/15/21 TIPS		163,549	164,781
0.125%, 4/15/21 TIPS (z)		8,442,541	8,363,129
0.625%, 7/15/21 TIPS		45,353	45,626
0.125%, 1/15/22 TIPS		496,791	493,628
0.125%, 4/15/22 TIPS (z)		11,043,803	10,957,351
0.125%, 7/15/22 TIPS		1,822,466	1,816,387
0.125%, 1/15/23 TIPS		819,269	814,462
0.375%, 7/15/23 TIPS		2,426,801	2,445,969
0.625%, 1/15/24 TIPS		153,331	155,961
0.250%, 1/15/25 TIPS		766,040	766,824
0.375%, 7/15/25 TIPS		1,443,997	1,459,588
0.625%, 1/15/26 TIPS (z)		5,087,068	5,207,170
0.125%, 7/15/26 TIPS		895,532	889,075
0.375%, 1/15/27 TIPS		856,907	862,336
0.375%, 7/15/27 TIPS (z)		7,855,994	7,926,944
0.500%, 1/15/28 TIPS (z)		8,215,832	8,348,954
0.750%, 7/15/28 TIPS		2,606,208	2,715,221
0.875%, 1/15/29 TIPS		920,975	969,362
U.S. Treasury Notes
2.750%, 2/15/24		30,000	31,329

Total U.S. Treasury Obligations			99,460,104

Total Long-Term Debt Securities (163.6%) (Cost $130,019,705)			134,698,175

SHORT-TERM INVESTMENTS:
Banker’s Acceptance (0.5%)
Bank of Montreal
0.04%, 7/7/22 (p)	CAD	100,000	76,261
Bank of Nova Scotia (The)
1.67%, 7/22/19 (p)		100,000	76,284
HSBC Financial Corp. Ltd.
1.73%, 7/25/19 (p)		100,000	76,271
Royal Bank of Canada
1.69%, 7/26/19 (p)		100,000	76,269
Toronto-Dominion Bank (The)
0.87%, 7/2/19 (p)		100,000	76,358

Total Banker’s Acceptance			381,443

Certificate of Deposit (0.1%)
Royal Bank of Canada
3.65%, 7/2/19 (p)		100,000	76,347

Commercial Paper (1.5%)
Broadcom Corp.
3.06%, 7/16/19 (n)(p)§		$250,000	249,660

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Crown Castle International Corp.
3.05%, 7/17/19 (n)(p)§	$250,000	$249,641
Encana Corp.
2.71%, 8/1/19 (n)(p)§	250,000	249,398
Energy Transfer Operating LP
3.35%, 7/8/19 (n)(p)	250,000	249,814
Royal Caribbean Cruises Ltd.
2.98%, 7/11/19 (n)(p)	250,000	249,773

Total Commercial Paper		1,248,286

Repurchase Agreement (0.1%)
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $72,938, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $74,396. (xx)	72,923	72,923

Total Short-Term Investments (2.2%) (Cost $1,776,615)		1,778,999

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-BTP 08/23/2019 at EUR 150.00, American Style Notional Amount: EUR 1,500,000 Exchange Traded*	15	171
Euro-OAT 08/23/2019 at EUR 177.00, American Style Notional Amount: EUR 900,000 Exchange Traded*	9	102

		273

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 08/23/2019 at EUR 160.50, American Style Notional Amount: EUR 3,100,000 Exchange Traded*	31	353

Total Options Purchased (0.0%) (Cost $679)		626

Total Investments in Securities (165.8%) (Cost $131,796,999)		136,477,800
Other Assets Less Liabilities (-65.8%)		(54,154,866)

Net Assets (100%)		$82,322,934

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $5,777,552 or 7.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2019, the market value of these securities amounted to $405,594 or 0.5% of net assets.
(e)	Step Bond—Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $7,277,369 or 8.8% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $71,600. This was collateralized by cash of $72,923 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2019.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Glossary:

ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligation
COP	—	Colombian Peso
CPI	—	Consumer Price Index
EUR	—	European Currency Unit
FCPIX	—	France CPI Ex Tobacco
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
HICPxT	—	Harmonised Index of Consumer Prices ex Tobacco
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NCUA	—	National Credit Union Administration
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
TWD	—	New Taiwan Dollar
UKRPI	—	United Kingdom Retail Price Index
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar
ZAR	—	South African Rand

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	11	9/2019	EUR	1,681,589	10,980
Euro-Bund	31	9/2019	EUR	6,089,102	31,122
U.S. Treasury 10 Year Note	66	9/2019	USD	8,445,938	80,728

					122,830

Short Contracts
Euro-BTP	(15)	9/2019	EUR	(2,290,688)	(85,058)
Euro-Buxl	(6)	9/2019	EUR	(1,384,305)	(46,864)
Euro-OAT	(9)	9/2019	EUR	(1,687,263)	(34,013)
Euro-Schatz	(75)	9/2019	EUR	(9,575,945)	(3,583)
Japan 10 Year Bond	(1)	9/2019	JPY	(1,426,981)	90
Long Gilt	(23)	9/2019	GBP	(3,805,913)	(29,383)
U.S. Treasury 5 Year Note	(22)	9/2019	USD	(2,599,437)	(48,154)
U.S. Treasury Long Bond	(27)	9/2019	USD	(4,201,031)	(156,249)
U.S. Treasury Ultra Bond	(5)	9/2019	USD	(887,813)	(1,240)

					(404,454)

					(281,624)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ZAR	3,092,000	USD	212,326	JPMorgan Chase Bank	7/8/2019	7,032
COP	1,334,800,300	USD	394,460	Citibank NA**	7/24/2019	20,219
USD	419,090	COP	1,334,800,300	Citibank NA**	7/24/2019	4,411
MXN	1,917,000	USD	97,586	Citibank NA	8/14/2019	1,558
CAD	200,000	USD	150,416	HSBC Bank plc	8/15/2019	2,454
EUR	443,000	USD	497,990	Citibank NA	8/15/2019	7,604
RUB	25,514,060	USD	387,822	Citibank NA**	8/15/2019	13,016

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	338,562	GBP	266,000	Citibank NA	8/15/2019	23
USD	966,967	GBP	757,000	HSBC Bank plc	8/15/2019	3,530
USD	3,586,239	GBP	2,754,000	JPMorgan Chase Bank	8/15/2019	81,210
USD	1,008,685	JPY	107,800,000	Citibank NA	8/15/2019	5,405
IDR	6,072,520,400	USD	412,395	Bank of America**	9/18/2019	13,592
USD	413,000	COP	1,330,930,500	Citibank NA**	9/25/2019	990

Total unrealized appreciation						161,044

USD	151,801	CAD	200,000	Citibank NA	7/2/2019	(923)
USD	150,027	CAD	200,000	HSBC Bank plc	7/11/2019	(2,731)
RUB	2,211,248	USD	35,000	Barclays Bank plc**	7/15/2019	(98)
USD	151,789	CAD	200,000	JPMorgan Chase Bank	7/22/2019	(1,010)
USD	75,936	CAD	100,000	HSBC Bank plc	7/25/2019	(469)
USD	76,288	CAD	100,000	Goldman Sachs Bank USA	7/26/2019	(119)
BRL	631,072	USD	164,000	Citibank NA**	8/2/2019	(139)
BRL	1,054,955	USD	275,000	Morgan Stanley**	8/2/2019	(1,076)
USD	63,912	PEN	215,001	Citibank NA**	8/7/2019	(1,277)
USD	25,573	MXN	506,000	Citibank NA	8/14/2019	(596)
USD	97,228	MXN	1,917,000	HSBC Bank plc	8/14/2019	(1,915)
USD	504,698	AUD	722,000	Morgan Stanley	8/15/2019	(2,939)
USD	199,303	CAD	267,000	Citibank NA	8/15/2019	(4,778)
USD	147,413	CAD	196,000	HSBC Bank plc	8/15/2019	(2,399)
USD	1,500,206	EUR	1,325,000	Bank of America	8/15/2019	(12,012)
USD	56,276	EUR	50,000	Citibank NA	8/15/2019	(789)
USD	223,195	GBP	176,000	Citibank NA	8/15/2019	(801)
USD	984,439	GBP	780,000	HSBC Bank plc	8/15/2019	(8,270)
USD	596,871	NZD	905,000	Morgan Stanley	8/15/2019	(11,690)
USD	61,000	KRW	70,326,900	JPMorgan Chase Bank**	9/18/2019	(58)
USD	374,319	KRW	440,128,036	Morgan Stanley**	9/18/2019	(7,800)
USD	431,034	SGD	590,000	Bank of America	9/18/2019	(5,560)
USD	71,569	MXN	1,402,000	HSBC Bank plc	10/9/2019	(263)
COP	1,334,800,300	USD	417,154	Citibank NA**	10/15/2019	(4,439)
USD	247,612	TWD	7,751,776	HSBC Bank plc**	11/21/2019	(3,885)
USD	179,398	TWD	5,620,000	JPMorgan Chase Bank**	11/21/2019	(2,936)

Total unrealized depreciation						(78,972)

Net unrealized appreciation						82,072

**	Non-deliverable forward.

Written Call Options Contracts as of June 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
Euro-Bobl	Exchange Traded	13	EUR	(1,300,000)	EUR 134.50	8/23/2019	(5,322)
Euro-Bund	Exchange Traded	6	EUR	(600,000)	EUR 169.50	7/26/2019	(22,583)
Euro-Bund	Exchange Traded	5	EUR	(500,000)	EUR 170.00	7/26/2019	(16,204)
U.S. Treasury 10 Year Note	Exchange Traded	5	USD	(500,000)	USD 129.00	7/26/2019	(1,328)

							(45,437)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Written Put Options Contracts as of June 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
CDX North America Investment Grade 31-V1	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	0.02	9/18/2019	—
CDX North America Investment Grade 32-V1	Bank of America	200,000	USD	(200,000)	USD	0.01	7/17/2019	(16)
CDX North America Investment Grade 32-V1	Bank of America	200,000	USD	(200,000)	USD	0.01	8/21/2019	(37)
CDX North America Investment Grade 32-V1	Citibank NA	200,000	USD	(200,000)	USD	0.01	8/21/2019	(30)
CDX North America Investment Grade 32-V1	Goldman Sachs Bank USA	400,000	USD	(400,000)	USD	0.01	8/21/2019	(74)
CDX North America Investment Grade 32-V1	Goldman Sachs Bank USA	300,000	USD	(300,000)	USD	0.01	9/18/2019	(90)
CDX North America Investment Grade 32-V1	Morgan Stanley	200,000	USD	(200,000)	USD	0.01	8/21/2019	(37)
Euro-Bund	Exchange Traded	6	EUR	(600,000)	EUR	169.50	7/26/2019	(478)
Euro-Bund	Exchange Traded	5	EUR	(500,000)	EUR	170.00	7/26/2019	(625)
Euro-Schatz	Exchange Traded	39	EUR	(3,900,000)	EUR	112.10	8/23/2019	(1,552)
iTraxx Europe Main 30-V1	Goldman Sachs Bank USA	100,000	EUR	(100,000)	EUR	0.02	9/18/2019	—
iTraxx Europe Main 31-V2	Barclays Bank plc	500,000	EUR	(500,000)	EUR	0.01	9/18/2019	(170)
iTraxx Europe Main 31-V2	Citibank NA	100,000	EUR	(100,000)	EUR	0.01	9/18/2019	(25)
iTraxx Europe Main 31-V2	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR	0.01	9/18/2019	(59)
iTraxx Europe Main 31-V2	JPMorgan Chase Bank	100,000	EUR	(100,000)	EUR	0.01	9/18/2019	(25)

								(3,218)

Total Written Options Contracts (Premiums Received ($40,177))								(48,655)

OTC Credit default swap contracts outstanding — buy protection as of June 30, 2019 (Note 1):

Reference Obligation/ Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
United Mexican States	1.00	Quarterly	Bank of America	12/20/2023	1.00	USD	200,000	1,927	(1,961)	(34)
United Mexican States	1.00	Quarterly	Barclays Bank plc	12/20/2023	1.00	USD	500,000	4,241	(4,325)	(84)
United Mexican States	1.00	Quarterly	HSBC Bank plc	12/20/2023	1.00	USD	200,000	1,917	(1,951)	(34)

								8,085	(8,237)	(152)

Centrally Cleared Inflation-linked swap contracts outstanding as of June 30, 2019 (Note 1):

Floating Rate Index1	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
FCPIX at termination	1.52% at termination	Pay	10/15/2028	EUR	1,220,000	84,437	84,437
HICPXT at termination	1.17% at termination	Pay	3/15/2024	EUR	700,000	11,148	12,911
HICPXT at termination	1.17% at termination	Pay	3/15/2024	EUR	200,000	2,522	2,522
HICPXT at termination	1.17% at termination	Pay	3/15/2024	EUR	100,000	943	1,241
HICPXT at termination	1.17% at termination	Pay	3/15/2024	EUR	100,000	1,205	1,261
HICPXT at termination	1.95% at termination	Pay	11/15/2048	EUR	20,000	5,570	5,570
HICPXT at termination	1.95% at termination	Pay	11/15/2048	EUR	60,000	16,661	16,862
UKRPI at termination	3.58% at termination	Pay	11/15/2028	GBP	340,000	3,003	3,003
UKRPI at termination	3.59% at termination	Pay	11/15/2028	GBP	160,000	1,784	1,784

See Notes to Financial Statements.

1295

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of June 30, 2019 (Note 1):

Floating Rate Index1	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
UKRPI at termination	3.60% at termination	Pay	11/15/2028	GBP	80,000	926	926
UKRPI at termination	3.55% at termination	Pay	10/15/2033	GBP	1,160,000	7,394	7,394
UKRPI at termination	3.58% at termination	Pay	6/15/2039	GBP	70,000	214	285
UKRPI at termination	3.59% at termination	Pay	6/15/2039	GBP	90,000	732	732
UKRPI at termination	3.60% at termination	Pay	6/15/2039	GBP	220,000	3,050	3,200
UKRPI at termination	3.60% at termination	Pay	6/15/2039	GBP	80,000	1,358	1,130

						140,947	143,258

USCPI at termination	1.96% at termination	Receive	3/20/2020	USD	200,000	(2)	(2)
USCPI at termination	1.96% at termination	Receive	3/20/2020	USD	100,000	(1)	(1)
USCPI at termination	1.72% at termination	Receive	7/15/2020	USD	400,000	(462)	(462)
USCPI at termination	1.88% at termination	Receive	3/14/2021	USD	100,000	(174)	(174)
USCPI at termination	1.93% at termination	Receive	3/18/2021	USD	300,000	(787)	(787)
USCPI at termination	2.00% at termination	Receive	3/22/2021	USD	4,490,000	(17,385)	(17,385)
HICPXT at termination	1.09% at termination	Receive	1/15/2024	EUR	250,000	(3,668)	(3,668)
HICPXT at termination	1.09% at termination	Receive	1/15/2024	EUR	500,000	(7,876)	(7,336)
HICPXT at termination	1.09% at termination	Receive	1/15/2024	EUR	90,000	(1,370)	(1,320)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	(6,790)	(6,989)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(998)	(998)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	2,000,000	(19,969)	(19,969)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(1,027)	(998)
UKRPI at termination	3.57% at termination	Pay	5/15/2034	GBP	530,000	(6,943)	(6,943)

						(67,452)	(67,032)

						73,495	76,226

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2019 (Note 1):

Floating Rate Index1	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month LIBOR Quarterly	3.00 semi-annually	Receive	12/19/2048	USD 1,150,000	65,054	(268,770)	(203,716)
3 month LIBOR Quarterly	3.13 semi-annually	Receive	9/13/2028	USD 5,500,000	38,692	(293,618)	(254,926)

					103,746	(562,388)	(458,642)

(1)	Value of floating rate index at June 30, 2019 was as follows:

Floating Rate Index	Value
FRCPI EUR	1.04%
HICPxT EUR	1.05%
UKRPI EUR	2.90%
USCPI EUR	2.56%
6 Month LIBOR USD	2.32%

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,643,452	$—	$3,643,452
Centrally Cleared Inflation-linked Swaps	—	140,947	—	140,947
Collateralized Mortgage Obligations	—	3,771,790	—	3,771,790
Commercial Mortgage-Backed Securities	—	406,974	—	406,974
Corporate Bonds
Communication Services	—	501,944	—	501,944
Consumer Discretionary	—	200,072	—	200,072
Consumer Staples	—	120,285	—	120,285
Energy	—	541,894	—	541,894
Financials	—	2,487,572	—	2,487,572
Health Care	—	143,505	—	143,505
Industrials	—	258,317	—	258,317
Information Technology	—	19,942	—	19,942
Real Estate	—	10,021	—	10,021
Utilities	—	680,867	—	680,867
Foreign Government Securities	—	8,569,735	—	8,569,735
Forward Currency Contracts	—	161,044	—	161,044
Futures	122,920	—	—	122,920
Mortgage-Backed Securities	—	13,861,523	—	13,861,523
Municipal Bond	—	20,178	—	20,178
Options Purchased
Call Options Purchased	273	—	—	273
Put Options Purchased	353	—	—	353
Short-Term Investments
Banker’s Acceptance	—	381,443	—	381,443
Certificate of Deposit	—	76,347	—	76,347
Commercial Paper	—	1,248,286	—	1,248,286
Repurchase Agreement	—	72,923	—	72,923
U.S. Treasury Obligations	—	99,460,104	—	99,460,104

Total Assets	$123,546	$136,779,165	$—	$136,902,711

Liabilities:
Centrally Cleared Inflation-linked Swaps	—	(67,452)	—	(67,452)
Centrally Cleared Interest Rate Swaps	—	(562,388)	—	(562,388)
Forward Currency Contracts	—	(78,972)	—	(78,972)
Futures	(404,544)	—	—	(404,544)
Options Written
Call Options Written	—	(45,437)	—	(45,437)
Put Options Written	—	(3,218)	—	(3,218)
OTC Credit Default Swaps	—	(8,237)	—	(8,237)

Total Liabilities	$(404,544)	$(765,704)	$—	$(1,170,248)

Total	$(280,998)	$136,013,461	$—	$135,732,463

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$264,493 *
Foreign exchange contracts	Receivables	161,044

Total		$425,537

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(1,082,476)*
Foreign exchange contracts	Payables	(78,972)
Credit contracts	Payables	(8,800)

Total		$(1,170,248)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$63,502	$(558,585)	$—	$86,458	$(408,625)
Foreign exchange contracts	—	—	133,785	—	133,785
Credit contracts	7,940	—	—	3,040	10,980

Total	$71,442	$(558,585)	$133,785	$89,498	$(263,860)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(7,606)	$34,496	$—	$(358,700)	$(331,810)
Foreign exchange contracts	—	—	36,022	—	36,022
Credit contracts	—	—	—	(8,237)	(8,237)

Total	$(7,606)	$34,496	$36,022	$(366,937)	$(304,025)

^ This Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $10,639,000, futures contracts with an average notional balance of approximately $45,182,000, option contracts with an average notional balance of approximately $127,000 and swap contracts with an average notional balance of approximately $20,436,000, during the six months ended June 30, 2019.

See Notes to Financial Statements.

1298

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Bank of America	$13,592	$(13,592)	$—	$—
Citibank NA	53,226	(13,797)	—	39,429
HSBC Bank plc	5,984	(5,984)	—	—
JPMorgan Chase Bank	88,242	(4,029)	(84,213)	—

Total	$161,044	$(37,402)	$(84,213)	$39,429

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due to Counterparty
Bank of America	$17,659	$(13,592)	$—	$4,067
Barclays Bank plc	352	—	—	352
Citibank NA	13,797	(13,797)	—	—
Goldman Sachs Bank USA	342	—	—	342
HSBC Bank plc	19,966	(5,984)	—	13,982
JPMorgan Chase Bank	4,029	(4,029)	—	—
Morgan Stanley	23,542	—	(23,542)	—

Total	$79,687	$(37,402)	$(23,542)	$18,743

*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $232,245
(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas SA	2.53%	6/24/2019	8/26/2019	$(2,434,537)	$(2,433,444)
Bank of America	2.85	6/27/2019	7/5/2019	(840,647)	(841,088)
Morgan Stanley & Co. LLC	2.61	4/16/2019	7/12/2019	(2,004,457)	(2,016,493)
Morgan Stanley & Co. LLC	2.61	4/16/2019	7/12/2019	(10,440,358)	(10,503,039)
Morgan Stanley & Co. LLC	2.61	4/22/2019	7/12/2019	(5,662,819)	(5,688,099)
Morgan Stanley & Co. LLC	2.60	6/4/2019	8/5/2019	(3,190,185)	(3,203,781)
Morgan Stanley & Co. LLC	2.75	6/25/2019	7/2/2019	(3,453,167)	(3,453,165)
Morgan Stanley & Co. LLC	2.75	6/25/2019	7/2/2019	(3,356,003)	(3,355,995)
Morgan Stanley & Co. LLC	2.75	6/25/2019	7/2/2019	(3,918,582)	(3,918,652)
Morgan Stanley & Co. LLC	2.75	6/25/2019	7/2/2019	(3,967,277)	(3,967,539)
Morgan Stanley & Co. LLC	2.75	6/25/2019	7/2/2019	(4,109,884)	(4,110,142)

					$(43,491,437)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2019, was approximately $24,586,000 at a weighted average interest rate of 2.63%.
(2)	Payable for sale-buyback transactions includes $113,521 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

1299

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	June 30, 2019
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$10,727,812	$2,433,444	$—	$13,161,256
U.S. Treasury Notes	—	27,126,400	3,203,781	—	30,330,181

Total Borrowings	$—	$37,854,212	$5,637,225	$—	$43,491,437

Gross amount of recognized liabilities for sale-buybacks					$43,491,437

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2019:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas SA	$(2,433,444)	$2,442,078	$—	$8,634
Bank of America	(841,088)	842,465	—	1,377
Morgan Stanley & Co. LLC	(40,216,905)	39,806,838	—	(410,067)

	$(43,491,437)	$43,091,381	$—	$(400,056)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$88,141,467
Long-term U.S. government debt securities	43,887,036

$132,028,503

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$79,579,733
Long-term U.S. government debt securities	56,189,653

$135,769,386

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,249,214
Aggregate gross unrealized depreciation	(1,233,434)

Net unrealized appreciation	$4,015,780

Federal income tax cost of investments in securities and derivative instruments, if applicable	$131,831,245

See Notes to Financial Statements.

1300

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EQ/PIMCO REAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $131,724,076)	$136,404,877
Repurchase Agreements (Cost $72,923)	72,923
Cash	211,505
Foreign cash (Cost $120,605)	120,922
Cash held as collateral at broker for futures	229,000
Cash held as collateral at broker for swaps	367,000
Receivable for forward settling transactions	13,825,734
Receivable for securities sold	3,964,848
Dividends, interest and other receivables	311,384
Due from broker for futures variation margin	170,676
Unrealized appreciation on forward foreign currency contracts	161,044
Receivable for Portfolio shares sold	18,826
Variation Margin on Centrally Cleared Swaps	8,552
Deferred offering cost	5,404
Securities lending income receivable	12
Other assets	1,051

Total assets	155,873,758

LIABILITIES
Payable for sale-buyback financing transactions	43,491,437
Payable for forward settling transactions	27,569,814
Payable for securities purchased	1,731,148
Payable for return of cash collateral on forward foreign currency contracts	340,000
Payable for Portfolio shares redeemed	173,014
Unrealized depreciation on forward foreign currency contracts	78,972
Payable for return of collateral on securities loaned	72,923
Options written, at value (Premiums received $40,177)	48,655
Distribution fees payable – Class IB	17,820
Investment management fees payable	16,309
Administrative fees payable	6,791
Market value on OTC swap contracts (Premiums paid $8,085)	152
Accrued expenses	3,789

Total liabilities	73,550,824

NET ASSETS	$82,322,934

Net assets were comprised of:
Paid in capital	$77,310,409
Total distributable earnings (loss)	5,012,525

Net assets	$82,322,934

Class IB
Net asset value, offering and redemption price per share, $82,322,934 / 6,549,197 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.57

(x)	Includes value of securities on loan of $71,600.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest (net of $335 foreign withholding tax)	$1,291,570
Securities lending (net)	95

Total income	1,291,665

EXPENSES
Interest expense	318,490
Investment management fees	214,839
Distribution fees – Class IB	107,420
Administrative fees	41,136
Professional fees	26,816
Printing and mailing expenses	11,563
Custodian fees	9,348
Offering costs	8,656
Trustees’ fees	1,295
Miscellaneous	1,121

Gross expenses	740,684
Less: Waiver from investment manager	(100,250)

Net expenses	640,434

NET INVESTMENT INCOME (LOSS)	651,231

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,017,951
Futures contracts	(558,585)
Forward foreign currency contracts	133,785
Foreign currency transactions	(31,468)
Swaps	89,498
Options written	(70,914)

Net realized gain (loss)	580,267

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,342,189
Futures contracts	34,496
Forward foreign currency contracts	36,022
Foreign currency translations	(1,671)
Options written	(7,553)
Swaps	(366,937)

Net change in unrealized appreciation (depreciation)	4,036,546

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,616,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,268,044

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$651,231	$247,795
Net realized gain (loss)	580,267	59,195
Net change in unrealized appreciation (depreciation)	4,036,546	(65,177)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,268,044	241,813

Distributions to shareholders:
Class IB	—	(542,843)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 403,813 and 1,232,236 shares, respectively ]	4,910,573	14,620,089
Capital shares sold in-kind (Note 8) [ 0 and 6,374,488 shares, respectively ]	—	75,665,174
Capital shares issued in reinvestment of dividends and distributions [ 0 and 46,164 shares, respectively ]	—	542,843
Capital shares repurchased [ (1,143,065) and (364,439) shares, respectively ]	(14,068,162)	(4,314,597)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,157,589)	86,513,509

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,889,545)	86,212,479
NET ASSETS:
Beginning of period	86,212,479	—

End of period	$82,322,934	$86,212,479

* Commencement of Operations.

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2019 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$5,268,044
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(212,748,685)
Proceeds from disposition of investments in securities	239,131,199
Increase in payable for forward settling transactions	5,963,103
Increase in receviable for forward settling transactions	(3,139,246)
Change in unrealized (appreciation)/depreciation on investments in securities	(4,342,189)
Change in unrealized (appreciation)/depreciation on options written	7,553
Change in unrealized (appreciation)/depreciation on forward foreign curreny contracts	(36,022)
Net realized (gain)/loss on investments in securities	(1,017,951)
Net amortization (accretion) of income	(535,424)
Increase in payable for return of cash collateral on forward contracts	340,000
Increase in payable for return of collateral on securities loaned	72,923
Decrease in dividends, interest and other receivables	31,616
Increase in premiums received on options written	29,432
Increase in investment management fees payable	16,309
Decrease in deferred offering cost	8,656
Increase in administrative fees payable	4,138
Increase in market value on OTC swap contracts	152
Increase in securities lending income receviable	(3)
Decrease in distribution fees payable—Class IB	(495)
Decrease in payable for variation margin on centrally cleared swaps	(757)
Increase in other assets	(945)
Increase in receivable for variation margin on centrally cleared swaps	(8,552)
Decrease in due to broker for futures variation margin	(23,759)
Decrease in accrued expenses	(63,471)
Increase in due from broker for futures variation margin	(170,676)

Net cash provided (used) by operating activities	28,784,950

Cash flows provided (used) by financing activities:
Proceeds from shares issued	5,154,970
Payment for shares redeemed	(14,021,290)
Proceeds from sale-buyback transactions	575,675,017
Payments on sale-buyback transactions	(575,923,755)
Decrease in payable for sale-buyback financing transactions	(20,096,408)

Net cash provided (used) by financing activities	(29,211,466)

Net increase/(decrease) in cash	(426,516)

Cash, foreign currency and restricted cash:
Beginning of period	1,354,943

End of period	$928,427

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2019 the Portfolio paid $318,490 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	October 22, 2018* to December 31, 2018	Six Months Period Ended June 30, 2019
Cash	$596,866	$211,505
Foreign currency, at value	153,077	120,922
Cash held as collateral at broker for future	295,000	229,000
Cash held as collateral at broker for centrally cleared swaps	310,000	367,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,354,943	$928,427

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$11.83		$11.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.03
Net realized and unrealized gain (loss)	0.65		—	#

Total from investment operations	0.74		0.03

Less distributions:
Dividends from net investment income	—		(0.05)
Distributions from net realized gains	—		(0.02)

Total dividends and distributions	—		(0.07)

Net asset value, end of period	$12.57		$11.83

Total return (b)	6.26%		0.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$82,323		$86,212
Ratio of expenses to average net assets:
After waivers (a)(f)	1.49	%***(j)	1.38	%**(k)
Before waivers (a)(f)	1.72	%***	1.68	%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.52%		1.47	%(l)
Before waivers (a)(f)	1.28%		1.17	%(l)
Portfolio turnover rate (z)^	118%		25%
*	Commencement of Operations.
**	Includes Interest Expense of 0.63%.
***	Includes Interest Expense of 0.74%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.49% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.38% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1304

EQ/PIMCO TOTAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
U.S. Treasury Obligations	45.3%
Mortgage-Backed Securities	36.6
Financials	26.3
Asset-Backed Securities	11.5
Collateralized Mortgage Obligations	5.7
Foreign Government Securities	6.4
Industrials	3.0
Utilities	2.9
Consumer Staples	2.4
Real Estate	2.4
Information Technology	2.2
Communication Services	2.1
Commercial Mortgage-Backed Securities	2.0
Health Care	1.8
Consumer Discretionary	1.5
Energy	1.1
Materials	0.7
Repurchase Agreements	0.5
Municipal Bonds	0.0 #
Cash and Other	(54.4)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,062.44	$6.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.50

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.30%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

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EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (11.5%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4 2.664%, 9/25/36 (l)	$291,765	$285,982
Series 2007-1 A3 2.534%, 2/25/37 (l)	11,330	11,289
Allegro CLO I Ltd.,
Series 2013-1A A1R 3.803%, 1/30/26 (l)§	142,886	142,899
Ally Master Owner Trust,
Series 2018-3 A 2.714%, 7/15/22 (l)	800,000	800,248
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25	360,975	376,028
Series 2016-3 A 3.250%, 10/15/28	179,416	175,791
Series 2016-3 AA 3.000%, 10/15/28	269,093	268,098
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1 2.874%, 11/25/35 (l)	400,000	393,069
Argent Securities Trust,
Series 2006-M1 A2C 2.554%, 7/25/36 (l)	758,115	326,859
Series 2006-W2 A2B 2.594%, 3/25/36 (l)	265,114	166,317
Atrium XII,
Series 12A AR 3.422%, 4/22/27 (l)§	700,000	697,730
Avery Point IV CLO Ltd.,
Series 2014-1A AR 3.680%, 4/25/26 (l)§	287,889	287,907
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2 2.564%, 8/25/36 (l)	38,444	45,801
Series 2006-HE9 1A2 2.554%, 11/25/36 (l)	346,065	328,667
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2 3.529%, 2/25/35 (l)	260,999	260,814
Capital Auto Receivables Asset Trust,
Series 2018-1 A2B 2.553%, 10/20/20 (l)§	75,569	75,568
CARDS II Trust,
Series 2017-2A A 2.654%, 10/17/22 (l)§	800,000	800,046
Series 2018-1A A 2.744%, 4/17/23 (l)§	700,000	700,328
Series 2018-2A A 3.047%, 4/17/23§	700,000	704,070
C-BASS TRUST,
Series 2006-CB9 A1 2.464%, 11/25/36 (l)	15,566	9,681
Cent CLO 24 Ltd.,
Series 2015-24A A1R 3.667%, 10/15/26 (l)§	700,000	699,507
Chase Issuance Trust,
Series 2017-A1 A 2.694%, 1/15/22 (l)	600,000	600,667
Chesapeake Funding II LLC,
Series 2018-2A A1 3.230%, 8/15/30§	$532,391	$538,840
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1 6.750%, 5/25/36 (e)	168,139	122,501
Series 2006-WMC1 A2D 3.024%, 12/25/35 (l)	17,740	17,454
Countrywide Asset-Backed Certificates,
Series 2004-2 M1 3.154%, 5/25/34 (l)	75,606	75,356
Series 2006-12 2A2 2.554%, 7/25/36 (l)	78,789	78,387
Series 2006-13 3AV2 2.554%, 1/25/37 (l)	21,972	21,777
Series 2006-2 M1 2.804%, 6/25/36 (l)	300,000	296,119
Series 2006-21 2A4 2.634%, 5/25/37 (l)	300,000	280,096
Series 2006-24 1A 2.544%, 6/25/47 (l)	138,100	123,938
Series 2006-26 2A3 2.574%, 6/25/37 (l)	91,987	91,508
CWABS Asset-Backed Certificates Trust,
Series 2007-12 2A3 3.204%, 8/25/47 (l)	49,995	48,667
EMC Mortgage Loan Trust,
Series 2001-A A 3.144%, 5/25/40 (l)§	4,557	4,429
FFMLT Trust,
Series 2005-FF8 M1 3.139%, 9/25/35 (l)	20,741	20,703
Figueroa CLO Ltd.,
Series 2013-2A A1RR 3.237%, 6/20/27 (l)§	700,000	697,695
Series 2014-1A AR 3.497%, 1/15/27 (l)§	675,061	673,436
Flagship Credit Auto Trust,
Series 2017-2 A 1.850%, 7/15/21§	30,749	30,713
Ford Credit Floorplan Master Owner Trust A,
Series 2018-1 A2 2.674%, 5/15/23 (l)	1,200,000	1,198,443
Fremont Home Loan Trust,
Series 2005-D M1 2.814%, 11/25/35 (l)	300,000	277,519
Series 2006-E 2A1 2.464%, 1/25/37 (l)	2,716	1,518
GSAA Trust,
Series 2006-7 AF2 5.995%, 3/25/46 (l)	373,205	238,383
GSAMP Trust,
Series 2006-NC2 A2B 2.494%, 6/25/36 (l)	171,582	114,632
GSPA Monetization Trust,
6.422%, 10/9/29 (b)§	318,139	372,245
Halcyon Loan Advisors Funding Ltd.,
Series 2014-3A AR 3.692%, 10/22/25 (l)§	655,049	655,055
Home Equity Loan Trust,
Series 2007-FRE1 2AV3 2.634%, 4/25/37 (l)	800,000	749,473

See Notes to Financial Statements.

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EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Jamestown CLO VII Ltd.,
Series 2015-7A A1R 3.410%, 7/25/27 (l)§		$300,000	$298,932
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A 3.438%, 1/17/28 (l)§		900,000	893,722
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1 2.814%, 10/25/35 (l)		300,000	292,338
Series 2006-FRE1 M1 2.794%, 5/25/35 (l)		200,000	195,887
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5 2.664%, 3/25/37 (l)		100,000	96,476
Lehman XS Trust,
Series 2006-8 2A1 2.584%, 6/25/36 (l)		105,886	96,869
LMREC 2015-CRE1, Inc.,
Series 2015-CRE1 AR 3.384%, 2/22/32 (l)§		329,089	328,874
LoanCore Issuer Ltd.,
Series 2018-CRE1 A 3.524%, 5/15/28 (l)§		700,000	701,308
LP Credit Card ABS Master Trust,
Series 2018-1 A 4.053%, 8/20/24 (l)§		735,464	727,667
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4 2.984%, 12/25/35 (l)		191,527	189,141
Series 2006-FRE2 A5 2.644%, 3/25/36 (l)		232,473	168,578
Monarch Grove CLO Ltd.,
Series 2018-1A A1 3.460%, 1/25/28 (l)§		400,000	398,050
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D 2.654%, 8/25/36 (l)		594,764	370,023
Series 2006-WMC2 A2C 2.554%, 7/25/36 (l)		307,130	156,088
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR 3.801%, 4/18/25 (l)§		307,623	307,644
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D 2.644%, 11/25/36 (l)		127,794	55,623
OCP CLO Ltd.,
Series 2015-9A A1R 3.397%, 7/15/27 (l)§		500,000	499,907
OneMain Direct Auto Receivables Trust,
Series 2018-1A A 3.430%, 12/16/24§		700,000	709,949
Option One Mortgage Loan Trust,
Series 2005-4 M2 2.864%, 11/25/35 (l)		600,000	587,130
Series 2007-5 1A1 2.624%, 5/25/37 (l)		498,166	344,348
Series 2007-CP1 1A1 2.544%, 3/25/37 (l)		268,031	236,667
OSCAR US Funding Trust VIII LLC,
Series 2018-1A A2A 2.910%, 4/12/21§		88,922	88,985
Palmer Square CLO Ltd.,
Series 2018-3A A1 3.368%, 8/15/26 (l)§		498,704	498,192
RAAC Trust,
Series 2006-SP2 M1 2.744%, 2/25/36 (l)		82,223	81,270
RAMP Trust,
Series 2005-RS4 M5 3.084%, 4/25/35 (l)		300,000	297,250
RASC Trust,
Series 2005-EMX5 A3 3.064%, 12/25/35 (l)		205,935	168,757
Series 2006-EMX2 M1 2.804%, 2/25/36 (l)		300,000	293,851
Series 2006-EMX4 A3 2.564%, 6/25/36 (l)		6,889	6,880
Series 2006-KS7 A4 2.644%, 9/25/36 (l)		349,046	344,398
Series 2007-KS3 AI3 2.654%, 4/25/37 (l)		128,641	125,817
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2 5.285%, 1/25/37 (e)		549,029	276,866
Santander Retail Auto Lease Trust,
Series 2018-A A2A 2.710%, 10/20/20§		231,018	231,192
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A 2.534%, 5/25/37 (l)		52,741	40,687
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C 2.674%, 2/25/36 (l)		84,055	55,474
SLM Student Loan Trust,
Series 2003-10A A3 2.880%, 12/15/27 (l)§		398,593	398,838
Series 2003-11 A6 2.960%, 12/15/25 (l)§		522,046	521,003
Series 2003-2 A5 0.000%, 12/15/23 (l)	EUR	38,064	43,247
SMB Private Education Loan Trust,
Series 2018-A A1 2.744%, 3/16/26 (l)§		$236,252	236,198
SoFi Professional Loan Program Trust,
Series 2018-B A1FX 2.640%, 8/25/47§		509,833	510,917
Soundview Home Loan Trust,
Series 2007-OPT5 1A1 3.304%, 10/25/37 (l)		831,373	710,283
Series 2007-WMC1 3A1 2.514%, 2/25/37 (l)		84,629	31,258
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D 2.554%, 11/25/37 (l)		739,022	532,132
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3 2.854%, 5/25/37 (l)§		300,000	283,195
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R 3.738%, 1/17/26 (l)§		268,839	269,409
Series 2013-1A A2R 3.758%, 1/17/26 (l)§		268,839	267,682

See Notes to Financial Statements.

1307

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Symphony CLO XII Ltd.,
Series 2013-12A AR 3.627%, 10/15/25 (l)§		$570,384	$570,388
Telos CLO Ltd.,
Series 2014-6A A1R 3.858%, 1/17/27 (l)§		395,209	395,370
Upstart Securitization Trust,
Series 2018-1 B 3.887%, 8/20/25§		125,548	125,835
VB-S1 Issuer LLC,
Series 2016-1A F 6.901%, 6/15/46§		100,000	104,017
Venture XVI CLO Ltd.,
Series 2014-16A ARR 3.447%, 1/15/28 (l)§		400,000	398,288
Venture XX CLO Ltd.,
Series 2015-20A AR 3.417%, 4/15/27 (l)§		500,000	498,490
Voya CLO Ltd.,
Series 2014-3A A1R 3.300%, 7/25/26 (l)§		198,392	197,869
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3 2.654%, 4/25/37 (l)		269,215	139,318
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-3 M4 3.289%, 11/25/35 (l)		79,800	79,772
Westlake Automobile Receivables Trust,
Series 2018-3A A2A 2.980%, 1/18/22§		313,758	314,711

Total Asset-Backed Securities			31,679,313

Collateralized Mortgage Obligations (5.7%)
Alba plc,
Series 2007-1 A3 0.958%, 3/17/39 (l)(m)	GBP	453,712	543,195
Alternative Loan Trust,
Series 2005-32T1 A3 3.404%, 8/25/35 (l)		$139,955	94,697
Series 2006-45T1 1A16 6.000%, 2/25/37		320,704	224,635
Series 2006-OA11 A1B 2.594%, 9/25/46 (l)		636,443	581,627
Series 2006-OA12 A1B 2.573%, 9/20/46 (l)		267,024	229,437
Series 2006-OA3 1A1 2.604%, 5/25/36 (l)		52,709	46,519
American Home Mortgage Investment Trust,
Series 2004-4 4A 4.544%, 2/25/45 (l)		14,202	14,513
Series 2006-2 3A2 6.700%, 6/25/36 (e)		500,569	179,951
Banc of America Funding Trust,
Series 2005-D A1 4.793%, 5/25/35 (l)		15,572	16,442
Series 2007-2 1A2 6.000%, 3/25/37		128,823	115,421
Banc of America Mortgage Trust,
Series 2003-D 2A4 5.167%, 5/25/33 (l)		15,446	16,054
BCAP LLC Trust,
Series 2007-AA2 12A1 2.614%, 5/25/47 (l)		129,624	119,855
Series 2011-RR5 12A1 4.935%, 3/26/37 (e)§		41,111	41,630
Bear Stearns ALT-A Trust,
Series 2005-4 23A1 4.625%, 5/25/35 (l)		45,231	45,871
Series 2005-7 22A1 4.294%, 9/25/35 (l)		33,638	28,132
Series 2006-3 35A1 4.392%, 5/25/36 (l)		83,779	59,896
Bear Stearns ARM Trust,
Series 2002-11 1A1 4.740%, 2/25/33 (l)		281	288
Series 2002-11 1A2 4.438%, 2/25/33 (l)		557	526
Series 2003-1 6A1 5.026%, 4/25/33 (l)		3,102	3,209
Series 2003-8 2A1 4.886%, 1/25/34 (l)		9,984	10,388
Series 2004-1 12A5 4.680%, 4/25/34 (l)		18,624	18,981
Series 2004-10 22A1 4.427%, 1/25/35 (l)		9,383	9,337
Series 2004-10 23A1 4.585%, 1/25/35 (l)		2,789	2,867
Series 2004-3 1A1 4.314%, 7/25/34 (l)		14,438	14,167
Series 2004-8 2A1 4.236%, 11/25/34 (l)		42,600	42,136
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 4.284%, 1/26/36 (l)		62,145	54,907
Series 2007-R6 2A1 3.801%, 12/26/46 (l)		48,181	41,532
Chase Mortgage Finance Trust,
Series 2005-A2 3A5 3.974%, 1/25/36 (l)		83,935	77,072
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3 4.280%, 11/25/34 (l)		39,753	40,057
Series 2004-HYB9 1A1 4.285%, 2/20/35 (l)		25,917	26,180
Series 2005-HYB9 3A2A 4.592%, 2/20/36 (l)		8,743	7,706
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A 4.820%, 10/25/35 (l)		5,556	5,697
Series 2009-7 5A2 5.500%, 12/25/35§		99,211	80,497
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 4.403%, 5/25/35 (l)		20,624	20,974
Series 2005-6 A2 4.550%, 9/25/35 (l)		239,229	244,712
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR21 2A1 5.380%, 6/25/32 (l)		587	587
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1 2.554%, 3/25/37 (l)		189,540	177,533

See Notes to Financial Statements.

1308

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1 2.904%, 2/25/35 (l)		$8,310	$8,134
Eurosail-UK 2007-2np plc,
Series 2007-2X A3C 0.943%, 3/13/45 (l)(m)	GBP	49,350	61,259
Eurosail-UK plc,
Series 2007-1X A3C 0.953%, 3/13/45 (l)(m)		201,442	251,884
FHLMC,
Series 1529 Z 7.000%, 6/15/23		$3,747	3,976
Series 2248 FB 2.894%, 9/15/30 (l)		198	199
Series 2266 F 2.844%, 11/15/30 (l)		102	102
Series 3360 FC 3.114%, 5/15/37 (l)		8,935	9,068
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1 3.488%, 2/25/45 (l)		6,811	6,800
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1 3.929%, 8/25/35 (l)		100,972	91,049
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1 4.050%, 10/25/35 (l)		92,682	89,965
FNMA,
Series 1993-45 Z 7.000%, 4/25/23		4,084	4,328
Series 2003-25 KP 5.000%, 4/25/33		18,286	20,073
Series 2004-W2 5AF 2.754%, 3/25/44 (l)		19,166	19,153
Series 2005-79 NF 2.814%, 9/25/35 (l)		11,343	11,348
Series 2006-118 A1 2.537%, 12/25/36 (l)		7,980	7,931
Series 2006-5 3A2 4.520%, 5/25/35 (l)		6,556	6,910
Series 2007-42 AF 2.654%, 5/25/37 (l)		1,498	1,491
Series 2007-73 A1 2.757%, 7/25/37 (l)		26,341	25,892
Series 2007-96 BF 3.104%, 10/25/37 (l)		21,616	21,919
Series 2015-58 AI 1.809%, 8/25/55IO IO (l)		568,824	32,285
Series 2016-62 AF 2.936%, 9/25/46 (l)		129,291	129,335
GNMA,
Series 2015-H18 FB 3.067%, 7/20/65 (l)		631,592	631,177
Series 2015-H19 FK 3.067%, 8/20/65 (l)		434,268	433,976
Series 2016-H02 FH 3.467%, 1/20/66 (l)		162,466	165,002
Series 2016-H06 FJ 3.117%, 7/20/63 (l)		249,253	249,540
Series 2016-H14 FA 3.267%, 6/20/66 (l)		265,060	267,023
Series 2016-H17 FC 3.297%, 8/20/66 (l)		703,600	709,770
Series 2016-H17 FM 2.917%, 8/20/66 (l)		71,474	71,470
Series 2016-H20 PT 5.342%, 9/20/66 (l)		806,169	884,748
Series 2016-H22 FA 3.237%, 10/20/66 (l)		444,073	446,844
Series 2017-H10 FB 3.629%, 4/20/67 (l)		559,155	569,209
Series 2018-38 WF 2.740%, 10/20/43 (l)		533,963	531,663
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC 2.532%, 6/18/39 (l)§		146,901	142,720
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.500%, 9/25/35 (l)		56,800	58,290
Series 2005-AR7 6A1 4.440%, 11/25/35 (l)		17,399	17,764
HarborView Mortgage Loan Trust,
Series 2005-12 2A12 3.890%, 10/19/35 (l)		91,165	78,608
Series 2005-14 4A1A 3.990%, 12/19/35 (l)		108,700	81,400
Series 2005-2 2A1A 2.830%, 5/19/35 (l)		14,777	14,286
Series 2005-4 3A1 4.422%, 7/19/35 (l)		47,192	44,595
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A 2.574%, 1/25/37 (l)		95,244	91,773
Series 2006-AR9 2A1 3.660%, 6/25/36 (l)		262,388	227,416
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		15,663	12,345
Series 2006-A3 6A1 4.184%, 8/25/34 (l)		74,921	75,210
Series 2006-A6 1A4L 4.259%, 10/25/36 (l)		126,785	114,805
Landmark Mortgage Securities No. 3 plc,
Series 3 A 1.107%, 4/17/44 (l)(m)	GBP	787,465	928,957
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3 3.244%, 1/25/47 (l)		$111,937	166,798
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5 4.344%, 4/25/35 (l)		87,770	84,531
Series 2005-3 4A 2.654%, 11/25/35 (l)		1,514	1,496
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A 4.250%, 7/25/35 (l)		108,522	100,692
MortgageIT Trust,
Series 2005-5 A2 3.024%, 12/25/35 (l)		101,209	100,212
Prime Mortgage Trust,
Series 2004-CL1 1A2 2.804%, 2/25/34 (l)		2,692	2,538
Series 2006-CL1 A1 2.904%, 2/25/35 (l)		121,743	115,591

See Notes to Financial Statements.

1309

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
RALI Trust,
Series 2005-QA13 2A1 4.832%, 12/25/35 (l)		$15,459	$14,117
Series 2006-QS12 1A1 6.500%, 9/25/36		241,612	176,460
Series 2006-QS13 1A10 6.000%, 9/25/36		24,222	21,898
Series 2007-QA3 A1 2.504%, 5/25/37 (l)		357,094	331,599
Series 2008-QR1 1A1 3.804%, 8/25/36 (l)		131,549	122,136
RBSSP Resecuritization Trust,
Series 2009-12 18A1 4.642%, 12/25/35 (l)§		402,827	413,593
Residential Asset Securitization Trust,
Series 2005-A11 1A1 2.854%, 10/25/35 (l)		65,454	55,823
RFMSI Trust,
Series 2005-S8 A2 5.500%, 11/25/35		73,501	71,784
Series 2007-S6 1A11 6.000%, 6/25/37		96,236	94,312
STARM Mortgage Loan Trust,
Series 2007-1 2A1 4.691%, 2/25/37 (l)		84,174	79,802
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1 2.604%, 4/25/47 (l)		79,214	73,895
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3 2.640%, 7/19/35 (l)		57,143	56,563
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1 3.050%, 9/19/32 (l)		1,248	1,232
Structured Asset Mortgage Pass-Through Certificates,
Series 2002-14A 2A1 4.617%, 7/25/32 (l)		23	22
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B 3.502%, 3/25/37 (l)		58,771	54,265
Series 2007-3 3A1 3.452%, 6/25/47 (l)		409,062	378,662
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1 4.849%, 5/20/36 (l)		86,034	85,153
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1 2.694%, 10/25/45 (l)		8,203	8,188
Series 2005-AR6 1A1A 2.904%, 2/25/45 (l)		408,335	402,903
Series 2006-AR16 3A3 3.703%, 12/25/36 (l)		24,999	23,912
Series 2007-HY5 2A1 3.492%, 5/25/37 (l)		159,269	132,291
Series 2007-HY7 4A2 3.998%, 7/25/37 (l)		89,471	84,029
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A 1.575%, 12/21/49 (l)§	GBP	897,112	1,140,864
Series 3A B 2.275%, 12/21/49 (l)§		100,000	127,484
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-AA A1 4.975%, 12/25/34 (l)		$12,605	12,990
Series 2004-CC A1 4.986%, 1/25/35 (l)		14,079	14,518
Series 2006-AR10 1A1 5.008%, 7/25/36 (l)		158,752	161,447
Series 2006-AR2 2A1 4.991%, 3/25/36 (l)		27,046	27,779

Total Collateralized Mortgage Obligations			15,628,499

Commercial Mortgage-Backed Securities (2.0%)
Business Mortgage Finance 7 plc,
Series 7X A1 2.806%, 2/15/41 (l)(m)	GBP	120,987	151,456
BX Trust,
Series 2017-SLCT A 3.314%, 7/15/34 (l)§		$202,892	202,895
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB 3.644%, 12/10/54		300,000	314,769
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023 X1 1.376%, 8/25/22 IO (l)		2,065,711	69,168
GS Mortgage Securities Corp. II,
Series 2015-GC30 AAB 3.120%, 5/10/50		600,000	616,715
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A 3.203%, 2/10/29§		200,000	202,067
Series 2016-RENT B 3.980%, 2/10/29§		700,000	711,256
Series 2017-GPTX A 2.856%, 5/10/34§		400,000	401,625
GS Mortgage Securities Trust,
Series 2016-GS3 WMB 3.722%, 10/10/49 (l)§		100,000	100,490
Hilton USA Trust,
Series 2016-SFP A 2.828%, 11/5/35§		600,000	601,127
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ A 3.394%, 6/15/32 (l)§		785,241	785,959
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB 3.069%, 2/15/48		100,000	101,934
Series 2015-C27 ASB 3.557%, 12/15/47		300,000	312,096
MSSG Trust,
Series 2017-237P A 3.397%, 9/13/39§		700,000	727,234
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A 3.169%, 11/11/34 (l)§		324,032	323,937

Total Commercial Mortgage-Backed Securities			5,622,728

See Notes to Financial Statements.

1310

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Corporate Bonds (46.4%)
Communication Services (2.1%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 3.247%, 1/15/20 (k)		$600,000	$601,492
(ICE LIBOR USD 3 Month + 0.75%), 3.270%, 6/1/21 (k)		800,000	803,756
(ICE LIBOR USD 3 Month + 0.95%), 3.547%, 7/15/21 (k)		600,000	605,055
3.400%, 5/15/25		500,000	513,484
Verizon Communications, Inc.
3.376%, 2/15/25		1,200,000	1,250,872

			3,774,659

Entertainment (0.3%)
Netflix, Inc.
4.625%, 5/15/29§	EUR	500,000	644,680
TWDC Enterprises 18 Corp.
2.125%, 9/13/22 (m)		$200,000	199,764

			844,444

Media (0.0%)
Charter Communications Operating LLC
4.464%, 7/23/22		100,000	104,636

Wireless Telecommunication Services (0.4%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§		700,000	728,000
5.152%, 3/20/28§		400,000	414,000

			1,142,000

Total Communication Services			5,865,739

Consumer Discretionary (1.5%)
Automobiles (1.0%)
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.39%), 2.955%, 5/4/20 (k)§		400,000	400,464
3.100%, 5/4/20§		700,000	703,591
(ICE LIBOR USD 3 Month + 0.84%), 3.405%, 5/4/23 (k)§		700,000	698,571
3.700%, 5/4/23§		700,000	723,931
Hyundai Capital America
(ICE LIBOR USD 3 Month + 0.80%), 3.202%, 9/18/20 (k)§		200,000	200,020

			2,726,577

Hotels, Restaurants & Leisure (0.5%)
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 3.012%, 10/28/21 (k)		400,000	400,144
Wynn Las Vegas LLC
5.500%, 3/1/25§		800,000	825,240

			1,225,384

Total Consumer Discretionary			3,951,961

Consumer Staples (2.4%)
Beverages (0.4%)
Bacardi Ltd.
4.450%, 5/15/25§		500,000	533,590
Constellation Brands, Inc.
2.650%, 11/7/22		100,000	100,290
Keurig Dr Pepper, Inc.
3.551%, 5/25/21		100,000	101,985
4.057%, 5/25/23		500,000	525,408

			1,261,273

Food & Staples Retailing (0.2%)
Seven & i Holdings Co. Ltd.
3.350%, 9/17/21§		500,000	510,872

Food Products (1.0%)
Campbell Soup Co.
3.650%, 3/15/23		600,000	618,410
Conagra Brands, Inc.
4.300%, 5/1/24		700,000	742,588
Kraft Heinz Foods Co.
2.800%, 7/2/20		200,000	200,276
4.000%, 6/15/23		800,000	836,470
Mondelez International, Inc.
3.000%, 5/7/20		400,000	400,957

			2,798,701

Household Products (0.1%)
Reckitt Benckiser Treasury Services plc
2.375%, 6/24/22§		200,000	199,399

Tobacco (0.7%)
BAT Capital Corp.
2.764%, 8/15/22		500,000	500,405
3.222%, 8/15/24		400,000	402,060
3.557%, 8/15/27		100,000	99,615
Philip Morris International, Inc.
2.375%, 8/17/22		900,000	900,598

			1,902,678

Total Consumer Staples			6,672,923

Energy (1.1%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22		300,000	302,682
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK§		308,875	188,156
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 7/29/19 (y)§		200,000	1,700

			492,538

Oil, Gas & Consumable Fuels (0.9%)
Andeavor Logistics LP
5.500%, 10/15/19		400,000	401,529
Energy Transfer Operating LP
5.250%, 4/15/29		600,000	668,896
MPLX LP
4.000%, 3/15/28		300,000	311,347
Petrobras Global Finance BV
6.125%, 1/17/22 (x)		200,000	214,800

See Notes to Financial Statements.

1311

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Sabine Pass Liquefaction LLC
5.625%, 2/1/21 (e)		$100,000	$103,858
Saudi Arabian Oil Co.
2.750%, 4/16/22 (b)§		800,000	807,316

			2,507,746

Total Energy			3,000,284

Financials (26.3%)
Banks (17.8%)
Australia & New Zealand Banking Group Ltd.
(ICE LIBOR USD 3 Month + 0.46%), 2.985%, 5/17/21 (k)(x)§		700,000	702,201
3.300%, 5/17/21		700,000	711,852
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.65%), 3.242%, 10/1/21 (k)		600,000	601,850
(ICE LIBOR USD 3 Month + 1.00%), 3.581%, 4/24/23 (k)		900,000	906,399
4.125%, 1/22/24		200,000	213,713
(ICE LIBOR USD 3 Month + 0.79%), 3.269%, 3/5/24 (k)		700,000	699,391
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24 (k)		500,000	518,112
4.000%, 4/1/24		200,000	213,363
Bank of Nova Scotia (The)
1.875%, 4/26/21		900,000	896,944
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 3.552%, 7/20/23 (k)§		600,000	599,367
Barclays Bank plc
5.125%, 1/8/20		100,000	101,332
10.179%, 6/12/21§		200,000	226,742
Barclays plc
(EUR Swap Annual 5 Year + 6.75%), 8.000%, 12/15/20 (k)(y)	EUR	500,000	614,841
3.200%, 8/10/21		$800,000	805,593
(ICE LIBOR USD 3 Month + 2.11%), 4.655%, 8/10/21 (k)		1,400,000	1,432,237
(ICE LIBOR USD 3 Month + 1.63%), 4.209%, 1/10/23 (k)		900,000	901,899
BBVA Bancomer SA
7.250%, 4/22/20§		300,000	308,700
6.500%, 3/10/21 (m)		300,000	314,925
BNP Paribas SA
3.500%, 3/1/23§		700,000	718,667
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25 (k)§		700,000	751,116
Citigroup, Inc.
2.750%, 4/25/22		400,000	402,249
2.700%, 10/27/22		800,000	805,537
(ICE LIBOR USD 3 Month + 0.95%), 2.876%, 7/24/23 (k)		100,000	101,242
(ICE LIBOR USD 3 Month + 1.02%), 3.543%, 6/1/24 (k)		700,000	702,496
Cooperatieve Rabobank UA
6.875%, 3/19/20 (m)	EUR	300,000	357,434
(EUR Swap Annual 5 Year + 5.25%), 5.500%, 6/29/20 (k)(m)(y)		500,000	591,458
Credit Suisse Group Funding Guernsey Ltd.
3.450%, 4/16/21		$500,000	507,632
(ICE LIBOR USD 3 Month + 2.29%), 4.891%, 4/16/21 (k)		1,000,000	1,031,297
3.800%, 9/15/22		600,000	621,940
3.800%, 6/9/23		300,000	310,581
Development Bank of Japan, Inc.
2.125%, 9/1/22§		800,000	800,984
Dexia Credit Local SA
2.375%, 9/20/22§		1,400,000	1,414,829
HSBC Holdings plc
3.400%, 3/8/21		700,000	710,088
(ICE LIBOR USD 3 Month + 2.24%), 4.693%, 3/8/21 (k)		500,000	514,828
(ICE LIBOR USD 3 Month + 0.65%), 3.086%, 9/11/21 (k)		700,000	700,172
(ICE LIBOR USD 3 Month + 1.50%), 4.098%, 1/5/22 (k)		1,000,000	1,021,514
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.10%), 3.572%, 6/7/21 (k)		1,100,000	1,115,159
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23 (k)		100,000	100,929
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24 (k)		700,000	733,830
Lloyds Bank plc
3.300%, 5/7/21		700,000	709,460
(ICE LIBOR USD 3 Month + 11.76%), 12.000%, 12/16/24 (k)(y)§		200,000	244,500
7.500%, 4/2/32 (e)(m)		600,000	474,639
Lloyds Banking Group plc
(GBP Swap 5 Year + 5.01%), 7.625%, 6/27/23 (k)(m)(y)	GBP	200,000	276,225
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.260%, 3/2/23 (k)		$700,000	699,700
3.455%, 3/2/23		900,000	929,296
Mizuho Financial Group, Inc.
3.549%, 3/5/23 (x)		700,000	724,391

See Notes to Financial Statements.

1312

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
National Australia Bank Ltd.
2.250%, 3/16/21§		$800,000	$802,038
3.450%, 12/4/23§		1,200,000	1,268,632
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.975%, 5/17/21 (k)§		600,000	599,220
QNB Finance Ltd.
(ICE LIBOR USD 3 Month + 1.57%), 4.171%, 7/18/21 (k)(m)		800,000	808,982
Regions Bank
(ICE LIBOR USD 3 Month + 0.50%), 3.374%, 8/13/21 (k)		700,000	706,891
Royal Bank of Canada
2.300%, 3/22/21		800,000	803,190
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21 (k)(y)		1,000,000	1,077,750
2.500%, 3/22/23 (m)	EUR	100,000	120,667
Santander UK Group Holdings plc
2.875%, 8/5/21		$300,000	300,530
Santander UK plc
2.375%, 3/16/20		200,000	200,014
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 2.955%, 5/17/21 (k)§		700,000	702,202
3.250%, 5/17/21§		700,000	711,827
Societe Generale SA
4.250%, 9/14/23§		700,000	732,881
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25 (k)§		700,000	715,708
Sumitomo Mitsui Banking Corp.
2.514%, 1/17/20		400,000	400,325
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21		800,000	806,756
Sumitomo Mitsui Trust Bank Ltd.
1.950%, 9/19/19§		600,000	599,118
Svenska Handelsbanken AB
3.350%, 5/24/21		700,000	713,344
Toronto-Dominion Bank (The)
2.500%, 1/18/22§		900,000	910,825
UBS Group Funding Switzerland AG
3.000%, 4/15/21§		900,000	907,626
4.125%, 9/24/25§		200,000	212,913
4.125%, 4/15/26§		600,000	639,754
UniCredit SpA
7.830%, 12/4/23§		900,000	1,028,258
United Overseas Bank Ltd.
3.200%, 4/23/21§		600,000	608,997
US Bank NA
3.050%, 7/24/20		700,000	705,585
3.150%, 4/26/21		800,000	813,452
Wells Fargo & Co.
Series K (ICE LIBOR USD 3 Month + 3.77%), 6.180%, 9/15/19 (k)(y)		1,500,000	1,513,125
Westpac Banking Corp.
3.050%, 5/15/20		700,000	704,785

			48,957,049

Capital Markets (2.9%)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20		600,000	602,718
Cantor Fitzgerald LP
6.500%, 6/17/22 (b)§		300,000	327,410
Credit Suisse AG
6.500%, 8/8/23 (m)		200,000	220,000
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 0.97%), 3.567%, 7/13/20 (k)		400,000	397,449
4.250%, 10/14/21		500,000	506,789
3.300%, 11/16/22		600,000	590,181
3.950%, 2/27/23		500,000	502,363
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.610%, 9/15/20 (k)		300,000	302,878
(ICE LIBOR USD 3 Month + 0.78%), 3.363%, 10/31/22 (k)(x)		1,000,000	1,000,589
3.200%, 2/23/23		800,000	817,169
3.500%, 1/23/25		100,000	102,874
3.750%, 5/22/25		700,000	730,591
(ICE LIBOR USD 3 Month + 1.17%), 3.688%, 5/15/26 (k)		300,000	295,461
Series D 6.000%, 6/15/20		200,000	206,658
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.55%), 3.095%, 2/10/21 (k)		900,000	902,592
Unigel Luxembourg SA
10.500%, 1/22/24 (m)		400,000	431,000

			7,936,722

Consumer Finance (4.5%)
Ally Financial, Inc.
4.125%, 3/30/20		100,000	100,967
American Express Co.
3.375%, 5/17/21		700,000	713,341
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.915%, 11/5/21 (k)		200,000	200,169
Capital One Financial Corp.
2.400%, 10/30/20		700,000	700,407
(ICE LIBOR USD 3 Month + 0.45%), 3.033%, 10/30/20 (k)		700,000	700,830
3.450%, 4/30/21		200,000	203,626
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.93%), 3.273%, 9/24/20 (k)		700,000	700,106
(ICE LIBOR USD 3 Month + 0.88%), 3.484%, 10/12/21 (k)		400,000	392,922
(ICE LIBOR USD 3 Month + 1.08%), 3.656%, 8/3/22 (k)		925,000	902,152
(ICE LIBOR USD 3 Month + 1.24%), 3.753%, 2/15/23 (k)		600,000	581,583
5.584%, 3/18/24		700,000	750,337
General Motors Financial Co., Inc.
2.350%, 10/4/19		100,000	99,908
3.150%, 1/15/20		400,000	400,558

See Notes to Financial Statements.

1313

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
(ICE LIBOR USD 3 Month + 0.93%), 3.527%, 4/13/20 (k)		$900,000	$902,875
3.200%, 7/13/20		200,000	200,711
2.450%, 11/6/20		300,000	298,558
3.700%, 11/24/20		200,000	202,359
(ICE LIBOR USD 3 Month + 0.85%), 3.442%, 4/9/21 (k)		400,000	398,085
3.550%, 7/8/22		700,000	710,902
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§		700,000	709,969
Springleaf Finance Corp.
6.125%, 5/15/22		800,000	856,000
Volkswagen Bank GmbH
0.625%, 9/8/21 (m)	EUR	100,000	114,765
1.250%, 8/1/22 (m)		700,000	815,751
1.875%, 1/31/24 (m)		700,000	834,039

			12,490,920

Diversified Financial Services (0.8%)
AIG Global Funding
3.350%, 6/25/21§		$200,000	203,740
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.34%), 2.926%, 4/26/21 (k)		1,200,000	1,202,722
Synchrony Bank
3.650%, 5/24/21		700,000	713,841

			2,120,303

Insurance (0.3%)
Jackson National Life Global Funding
3.300%, 6/11/21§		800,000	814,539
Society of Lloyd’s
4.750%, 10/30/24 (m)	GBP	100,000	140,209

			954,748

Total Financials			72,459,742

Health Care (1.8%)
Biotechnology (0.3%)
AbbVie, Inc.
3.375%, 11/14/21		$100,000	101,847
3.750%, 11/14/23		600,000	625,734

			727,581

Health Care Providers & Services (0.6%)
Anthem, Inc.
3.300%, 1/15/23		600,000	618,720
CVS Health Corp.
3.500%, 7/20/22		100,000	102,769
4.300%, 3/25/28		900,000	948,494
Express Scripts Holding Co.
3.050%, 11/30/22		100,000	101,455

			1,771,438

Pharmaceuticals (0.9%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 3.420%, 12/15/23 (k)§		300,000	295,192
GlaxoSmithKline Capital plc
3.125%, 5/14/21		500,000	508,199
Mylan, Inc.
3.125%, 1/15/23§		700,000	678,683
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19		100,000	99,822
Teva Pharmaceutical Finance Netherlands II BV
4.500%, 3/1/25	EUR	500,000	545,275
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 2.960%, 8/20/21 (k)		$300,000	298,425

			2,425,596

Total Health Care			4,924,615

Industrials (3.0%)
Aerospace & Defense (0.3%)
Spirit AeroSystems, Inc.
4.600%, 6/15/28		700,000	736,085

Airlines (0.1%)
Delta Air Lines, Inc.
3.400%, 4/19/21		300,000	304,920

Machinery (0.3%)
Platin 1426 GmbH
6.875%, 6/15/23 (b)§	EUR	500,000	567,981
Wabtec Corp.
(ICE LIBOR USD 3 Month + 1.30%), 3.710%, 9/15/21 (k)		$300,000	299,408

			867,389

Marine (0.3%)
AP Moller – Maersk A/S
4.500%, 6/20/29§		700,000	707,010

Road & Rail (0.9%)
Avolon Holdings Funding Ltd.
5.500%, 1/15/23§		600,000	640,081
Central Japan Railway Co.
3.400%, 9/6/23 (m)		600,000	625,184
Pacific National Finance Pty. Ltd.
4.750%, 3/22/28 (m)		700,000	710,086
Park Aerospace Holdings Ltd.
5.250%, 8/15/22§		600,000	634,378

			2,609,729

Trading Companies & Distributors (1.1%)
Aircastle Ltd.
5.125%, 3/15/21		800,000	829,156
Aviation Capital Group LLC
3.875%, 5/1/23§		800,000	826,329
4.125%, 8/1/25§		700,000	727,751
BOC Aviation Ltd.
3.500%, 10/10/24§		700,000	711,813

			3,095,049

Total Industrials			8,320,182

Information Technology (2.2%)
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.500%, 4/1/22		100,000	101,665

See Notes to Financial Statements.

1314

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
IT Services (0.3%)
United Group BV
4.375%, 7/1/22 (m)	EUR	700,000	$813,233

Semiconductors & Semiconductor Equipment (1.1%)
Broadcom Corp.
3.000%, 1/15/22		$700,000	701,490
3.875%, 1/15/27		100,000	97,824
Broadcom, Inc.
3.625%, 10/15/24§		700,000	703,590
Microchip Technology, Inc.
3.922%, 6/1/21		200,000	203,577
NXP BV
3.875%, 9/1/22§		800,000	820,592
5.350%, 3/1/26§		500,000	552,051

			3,079,124

Software (0.2%)
Oracle Corp.
1.900%, 9/15/21		400,000	398,095

Technology Hardware, Storage & Peripherals (0.6%)
Dell International LLC
4.420%, 6/15/21§		100,000	103,072
5.450%, 6/15/23§		900,000	971,929
EMC Corp.
2.650%, 6/1/20		500,000	494,925
NetApp, Inc.
3.375%, 6/15/21		100,000	101,263

			1,671,189

Total Information Technology			6,063,306

Materials (0.7%)
Chemicals (0.4%)
Huntsman International LLC
5.125%, 11/15/22		600,000	632,269
Syngenta Finance NV
3.933%, 4/23/21§		500,000	506,910

			1,139,179

Paper & Forest Products (0.3%)
Stora Enso OYJ
2.500%, 3/21/28 (m)	EUR	600,000	716,951

Total Materials			1,856,130

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs)(2.4%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26		$300,000	322,985
4.500%, 7/30/29		200,000	221,484
American Tower Corp. (REIT)
3.375%, 5/15/24		800,000	822,860
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 3.629%, 2/1/22 (k)		200,000	200,527
GLP Capital LP (REIT)
5.250%, 6/1/25		100,000	106,734
5.750%, 6/1/28		200,000	220,082
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		500,000	503,371
HCP, Inc. (REIT)
4.000%, 12/1/22		200,000	209,484
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	104,525
Hospitality Properties Trust (REIT)
4.250%, 2/15/21		300,000	304,411
4.500%, 6/15/23		200,000	207,480
4.950%, 2/15/27		500,000	504,283
Physicians Realty LP (REIT)
4.300%, 3/15/27		100,000	103,228
Public Storage (REIT)
3.094%, 9/15/27		500,000	509,777
Realty Income Corp. (REIT)
3.000%, 1/15/27		300,000	300,355
Sabra Health Care LP (REIT)
4.800%, 6/1/24		700,000	719,250
Senior Housing Properties Trust (REIT)
4.750%, 2/15/28		400,000	388,332
Ventas Realty LP (REIT)
3.250%, 10/15/26		200,000	200,382
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		400,000	427,176
Washington Prime Group LP (REIT)
5.950%, 8/15/24 (e)(x)		300,000	284,250

Total Real Estate			6,660,976

Utilities (2.9%)
Electric Utilities (2.1%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 3.028%, 5/14/21 (b)(k)§		700,000	701,789
Duke Energy Ohio, Inc.
3.650%, 2/1/29		500,000	536,791
Electricite de France SA
4.600%, 1/27/20§		100,000	101,240
Enel Finance International NV
2.875%, 5/25/22§		400,000	401,665
4.250%, 9/14/23§		700,000	735,114
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.921%, 8/21/20 (k)		800,000	800,282
2.900%, 4/1/22		800,000	812,459
Niagara Mohawk Power Corp.
4.278%, 12/15/28§		900,000	989,248
Southern Co. (The)
2.350%, 7/1/21		600,000	599,036

			5,677,624

Gas Utilities (0.4%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		400,000	412,147
Dominion Energy Gas Holdings LLC
Series A (ICE LIBOR USD 3 Month + 0.60%), 3.010%, 6/15/21 (k)		800,000	803,667

			1,215,814

See Notes to Financial Statements.

1315

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Multi-Utilities (0.4%)
NiSource, Inc.
2.650%, 11/17/22		$200,000	$201,134
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 2.860%, 3/15/21 (k)		900,000	895,967

			1,097,101

Total Utilities			7,990,539

Total Corporate Bonds			127,766,397

Foreign Government Securities (4.3%)
Autonomous Community of Catalonia
4.950%, 2/11/20	EUR	400,000	467,616
Japan Finance Organization for Municipalities
2.625%, 4/20/22§		$900,000	912,674
3.375%, 9/27/23§		1,100,000	1,150,299
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	603,346
Kingdom of Spain
0.600%, 10/31/29 (m)	EUR	1,800,000	2,076,499
1.850%, 7/30/35 (m)		1,100,000	1,431,212
Province of Ontario
1.650%, 9/27/19		$100,000	99,866
4.200%, 6/2/20	CAD	500,000	391,117
4.000%, 6/2/21		900,000	718,830
3.150%, 6/2/22		300,000	238,393
Province of Quebec
3.500%, 7/29/20		$100,000	101,406
4.500%, 12/1/20	CAD	100,000	79,441
2.750%, 8/25/21		$700,000	712,103
3.500%, 12/1/22	CAD	300,000	243,046
3.750%, 9/1/24		200,000	167,424
Republic of Peru
5.940%, 2/12/29§	PEN	2,100,000	695,140
State of Qatar
3.875%, 4/23/23§		$800,000	839,000
4.000%, 3/14/29§		700,000	755,562

Total Foreign Government Securities			11,682,974

Mortgage-Backed Securities (36.6%)
FHLMC
4.500%, 4/1/29		43,508	46,064
6.000%, 1/1/37		88,112	101,081
4.000%, 1/1/41		82,739	87,229
4.000%, 9/1/41		57,153	60,738
3.500%, 2/1/48		269,164	276,996
3.500%, 3/1/48		548,186	564,565
3.500%, 5/1/48		278,888	286,742
FNMA
2.310%, 8/1/22		200,000	201,026
2.870%, 9/1/27		300,000	309,995
3.160%, 6/1/29		1,300,000	1,371,442
4.613%, 5/1/38 (l)		291,305	305,616
GNMA
3.000%, 7/15/45		135,245	138,365
3.000%, 8/15/45		198,169	202,740
5.000%, 12/20/48		167,612	175,488
5.000%, 1/20/49		196,063	205,628
5.000%, 2/20/49		71,254	74,830
5.000%, 7/15/49 TBA		3,500,000	3,658,594
3.000%, 8/15/49 TBA		4,400,000	4,488,859
3.500%, 8/15/49 TBA		6,900,000	7,121,824
4.000%, 8/15/49 TBA		18,600,000	19,283,695
UMBS
4.500%, 1/1/34		137,974	145,818
5.500%, 4/1/34		48,950	54,364
5.500%, 5/1/34		101,079	112,197
5.500%, 3/1/38		75,654	83,103
5.000%, 8/1/39		91,946	99,819
4.500%, 12/1/41		58,375	62,104
4.500%, 7/1/44		108,477	114,475
4.000%, 9/1/48		441,962	459,023
4.000%, 10/1/48		102,878	106,536
UMBS, 15 Year, Single Family
3.000%, 7/25/34 TBA		2,000,000	2,038,906
UMBS, 30 Year, Single Family
3.500%, 8/25/49 TBA		16,800,000	17,172,093
4.000%, 8/25/49 TBA		20,900,000	21,600,476
3.000%, 9/25/49 TBA		19,600,000	19,736,281

Total Mortgage-Backed Securities			100,746,712

Municipal Bond (0.0%)
City Of Chicago General Obligation Bonds, Taxable
Series 2015 B 7.750%, 1/1/42		50,000	56,465

Total Municipal Bond			56,465

U.S. Treasury Obligations (45.3%)
U.S. Treasury Bonds
3.125%, 2/15/42		500,000	559,008
3.625%, 8/15/43#(v)		2,300,000	2,775,848
3.000%, 8/15/48 (z)		17,700,000	19,411,645
2.875%, 5/15/49 (z)		900,000	965,588
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/42 TIPS		1,470,222	1,475,242
1.375%, 2/15/44 TIPS		328,947	373,247
0.875%, 2/15/47 TIPS		423,456	431,379
1.000%, 2/15/48 TIPS		1,036,300	1,089,750
U.S. Treasury Inflation Linked Notes
0.500%, 4/15/24 TIPS		2,229,128	2,256,818
0.625%, 1/15/26 TIPS		2,366,078	2,421,940
0.375%, 7/15/27 TIPS		1,253,616	1,264,938
0.750%, 7/15/28 TIPS		4,479,420	4,666,785
0.875%, 1/15/29 TIPS		9,715,776	10,226,234
U.S. Treasury Notes
2.875%, 9/30/23 (z)		55,700,000	58,270,031
2.250%, 11/15/24 (v)		200,000	204,639
2.875%, 8/15/28		16,800,000	18,054,226

Total U.S. Treasury Obligations			124,447,318

Total Long-Term Debt Securities (151.8%) (Cost $404,350,371)			417,630,406

SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.2%)
Lloyds Bank Corporate Markets plc
(ICE LIBOR USD 3 Month + 0.50%), 2.84%, 9/24/20 (k)		700,000	701,946

See Notes to Financial Statements.

1316

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Foreign Government Treasury Bills (2.1%)
Japan Treasury Bills
(0.08)%, 8/26/19 (p)	JPY	630,000,000	$5,844,035

Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $500,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $510,000. (xx)		$500,000	500,000
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $500,234, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $510,000. (xx)		500,000	500,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $323,617, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $330,090. (xx)		323,550	323,550

Total Repurchase Agreements			1,323,550

Total Short-Term Investments (2.8%) (Cost $7,839,630)			7,869,531

Total Investments in Securities (154.6%) (Cost $412,190,001)			425,499,937
Other Assets Less Liabilities (-54.6%)			(150,309,187)

Net Assets (100%)			$275,190,750

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $66,935,235 or 24.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $796,548.
(b)	Rule 144A Illiquid Security. At June 30, 2019, the market value of these securities amounted to $2,776,741 or 1.0% of net assets.
(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $14,009,774 or 5.1% of net assets.

(p)	Yield to maturity.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $776,604.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $1,296,290. This was collateralized by cash of $1,323,550 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2019.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
CAD	— Canadian Dollar
CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligation
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PEN	— Peruvian Sol
PIK	— Payment-in Kind Security
TBA	— To Be Announced; Security is subject to delayed
delivery
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

See Notes to Financial Statements.

1317

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	259	9/2019	USD	30,602,469	297,702
U.S. Treasury 10 Year Note	40	9/2019	USD	5,118,750	52,984

					350,686

Short Contracts
Australia 10 Year Bond	(115)	9/2019	AUD	(11,597,701)	(67,993)
Australia 3 Year Bond	(11)	9/2019	AUD	(888,075)	(1,955)
Euro-Bund	(3)	9/2019	EUR	(589,268)	(4,284)
Euro-OAT	(8)	9/2019	EUR	(1,499,789)	(30,234)
Japan 10 Year Bond	(14)	9/2019	JPY	(19,977,740)	(60,165)
Long Gilt	(107)	9/2019	GBP	(17,705,769)	(194,846)
U.S. Treasury Long Bond	(4)	9/2019	USD	(622,375)	(28,162)

					(387,639)

					(36,953)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	348,000	USD	243,261	Morgan Stanley	8/15/2019	1,416
CAD	7,085,316	USD	5,296,923	Citibank NA	8/15/2019	118,721
EUR	126,000	USD	141,476	Bank of America	8/15/2019	2,327
EUR	232,000	USD	262,686	Citibank NA	8/15/2019	2,094
GBP	3,885,000	USD	4,931,938	Citibank NA	8/15/2019	12,519
JPY	439,000,000	USD	4,084,804	Goldman Sachs Bank USA	8/15/2019	910
JPY	67,700,000	USD	622,338	JPMorgan Chase Bank	8/15/2019	7,737
USD	8,162,441	GBP	6,350,000	Citibank NA	8/15/2019	80,770
USD	3,457,439	GBP	2,677,000	JPMorgan Chase Bank	8/15/2019	50,410

Total unrealized appreciation						276,904

GBP	480,000	USD	613,213	Citibank NA	8/15/2019	(2,314)
GBP	2,466,000	USD	3,226,282	JPMorgan Chase Bank	8/15/2019	(87,794)
JPY	356,600,000	USD	3,320,812	Barclays Bank plc	8/15/2019	(1,984)
USD	148,843	AUD	216,000	Bank of America	8/15/2019	(3,026)
USD	245,841	AUD	356,000	Citibank NA	8/15/2019	(4,462)
USD	190,124	AUD	274,000	HSBC Bank plc	8/15/2019	(2,524)
USD	2,296,381	CAD	3,076,934	Bank of America	8/15/2019	(55,467)
USD	1,674,742	CAD	2,243,000	Citibank NA	8/15/2019	(39,689)
USD	3,155,836	CAD	4,200,000	Goldman Sachs Bank USA	8/15/2019	(54,424)
USD	7,622,762	EUR	6,732,000	Bank of America	8/15/2019	(60,444)
USD	3,533,563	EUR	3,124,000	Citibank NA	8/15/2019	(31,847)
USD	1,174,443	GBP	923,000	Citibank NA	8/15/2019	(263)
USD	1,047,667	JPY	114,100,000	Goldman Sachs Bank USA	8/15/2019	(14,247)
USD	5,800,352	JPY	630,000,000	Citibank NA	8/26/2019	(67,651)

Total unrealized depreciation						(426,136)

Net unrealized depreciation						(149,232)

See Notes to Financial Statements.

1318

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EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Written Call Options Contracts as of June 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Foreign Exchange USD/MXN	HSBC Bank Plc	200,000	USD	(200,000)	USD	20.30	7/18/2019	(118)
Foreign Exchange USD/MXN	Morgan Stanley	2,800,000	USD	(2,800,000)	USD	20.41	8/1/2019	(3,508)

								(3,626)

Written Put Options Contracts as of June 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
CDX North America Investment Grade 31-V1	Goldman Sachs Bank USA	1,900,000	USD	(1,900,000)	USD	0.02	9/18/2019	(1)

								(1)

Total Written Options Contracts (Premiums Received ($32,880))								(3,627)

Centrally Cleared Credit default swap contracts outstanding — sell protection as of June 30, 2019 (Note 1):

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
General Electric Co.	1.00	Quarterly	12/20/2023	0.81	USD	400,000	(16,153)	19,529	3,376
General Electric Co.	1.00	Quarterly	6/20/2024	0.93	USD	100,000	(317)	681	364
General Electric Co.	1.00	Quarterly	6/20/2024	0.93	USD	100,000	(362)	726	364
General Electric Co.	1.00	Quarterly	6/20/2024	0.93	USD	100,000	296	68	364

							(16,536)	21,004	4,468

OTC Credit default swap contracts outstanding — sell protection as of June 30, 2019 (Note 1):

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil	1.00	Quarterly	HSBC Bank plc	9/20/2019	0.42	USD	1,300,000	871	1,205	2,076

								871	1,205	2,076

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2019 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month LIBORSemi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY 740,000,000	(456,589)	(183,717)	(640,306)

					(456,589)	(183,717)	(640,306)

(1)	Value of floating rate index at June 30, 2019 was as follows:

Floating Rate Index	Value
6 Month LIBOR JPY	(0.02)%

See Notes to Financial Statements.

1319

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EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$31,679,313	$—	$31,679,313
Centrally Cleared Credit Default Swaps	—	21,004	—	21,004
Collateralized Mortgage Obligations	—	15,628,499	—	15,628,499
Commercial Mortgage-Backed Securities	—	5,622,728	—	5,622,728
Corporate Bonds
Communication Services	—	5,865,739	—	5,865,739
Consumer Discretionary	—	3,951,961	—	3,951,961
Consumer Staples	—	6,672,923	—	6,672,923
Energy	—	3,000,284	—	3,000,284
Financials	—	72,459,742	—	72,459,742
Health Care	—	4,924,615	—	4,924,615
Industrials	—	8,320,182	—	8,320,182
Information Technology	—	6,063,306	—	6,063,306
Materials	—	1,856,130	—	1,856,130
Real Estate	—	6,660,976	—	6,660,976
Utilities	—	7,990,539	—	7,990,539
Foreign Government Securities	—	11,682,974	—	11,682,974
Forward Currency Contracts	—	276,904	—	276,904
Futures	350,686	—	—	350,686
Mortgage-Backed Securities	—	100,746,712	—	100,746,712
Municipal Bond	—	56,465	—	56,465
OTC Credit Default Swaps	—	1,205	—	1,205
Short-Term Investments
Certificate of Deposit	—	701,946	—	701,946
Foreign Government Treasury Bills	—	5,844,035	—	5,844,035
Repurchase Agreements	—	1,323,550	—	1,323,550
U.S. Treasury Obligations	—	124,447,318	—	124,447,318

Total Assets	$350,686	$425,799,050	$—	$426,149,736

Liabilities:
Centrally Cleared Interest Rate Swaps	$—	$(183,717)	$—	$(183,717)
Forward Currency Contracts	—	(426,136)	—	(426,136)
Futures	(387,639)	—	—	(387,639)
Options Written
Call Options Written	—	(3,626)	—	(3,626)
Put Options Written	—	(1)	—	(1)

Total Liabilities	$(387,639)	$(613,480)	$—	$(1,001,119)

Total	$(36,953)	$425,185,570	$—	$425,148,617

See Notes to Financial Statements.

1320

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EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$350,686 *
Foreign exchange contracts	Receivables	276,904
Credit contracts	Receivables	22,209

Total		$649,799

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(571,356)*
Foreign exchange contracts	Payables	(429,762)
Credit contracts	Receivables	(1)

Total		$(1,001,119)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$39,966	$(3,877,527)	$—	$59,791	$(3,777,770)
Foreign exchange contracts	88,088	—	(233,096)	—	(145,008)
Credit contracts	7,287	—	—	23,767	31,054

Total	$135,341	$(3,877,527)	$(233,096)	$83,558	$(3,891,724)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$4,125	$1,617,701	$—	$(183,717)	$1,438,109
Foreign exchange contracts	3,479	—	282,854	—	286,333
Credit contracts	27,038	—	—	22,412	49,450

Total	$34,642	$1,617,701	$282,854	$(161,305)	$1,773,892

^ This Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $66,270,000, futures contracts with an average notional balance of approximately $165,278,000, swap contracts with an average notional balance of approximately 6,188,000 and option contracts with an average notional balance of $18,000 approximately for the six months ended June 30, 2019.

See Notes to Financial Statements.

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EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due from Counterparty
Bank of America	$2,327	$(2,327)	$—	$—
Citibank NA	214,104	(146,226)	(67,878)	—
Goldman Sachs Bank USA	910	(910)	—	—
HSBC Bank plc	1,205	(1,205)	—	—
JPMorgan Chase Bank	58,147	(58,147)	—	—
Morgan Stanley	1,416	(1,416)	—	—

Total	$278,109	$(210,231)	$(67,878)	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received**	Net Amount Due to Counterparty
Bank of America	$118,937	$(2,327)	$—	$116,610
Barclays Bank plc	1,984	—	—	1,984
Citibank NA	146,226	(146,226)	—	—
Goldman Sachs Bank USA	68,672	(910)	—	67,762
HSBC Bank plc	2,642	(1,205)	—	1,437
JPMorgan Chase Bank	87,794	(58,147)	—	29,647
Morgan Stanley	3,508	(1,416)	(2,092)	—

Total	$429,763	$(210,231)	$(2,092)	$217,440

*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $708,726
**	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $247,908
(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Bank of America	2.78%	6/28/2019	7/1/2019	$(964,125)	$(964,138)
Morgan Stanley & Co. LLC	2.72	6/13/2019	7/12/2019	(19,110,469)	(19,110,183)
Morgan Stanley & Co. LLC	3.03	6/24/2019	7/1/2019	(37,444,563)	(37,447,079)

					$(57,521,400)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2019, was approximately $54,803,000 at a weighted average interest rate of 2.59%.
(2)	Payable for sale-buyback transactions includes $2,243 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

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EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	June 30, 2019
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 -90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$20,074,321	$—	$—	$20,074,321
U.S. Treasury Notes	—	37,447,079	—	—	37,447,079

Total Borrowings	$—	$57,521,400	$—	$—	$57,521,400

Gross amount of recognized liabilities for sale-buybacks					$57,521,400

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2019:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Bank of America	$(964,138)	$965,588	$—	$1,450
Morgan Stanley & Co. LLC	(56,557,262)	56,863,478	—	306,216

	$(57,521,400)	$57,829,066	$—	$307,666

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$982,944,630
Long-term U.S. government debt securities	810,723,770

$1,793,668,400

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,003,359,796
Long-term U.S. government debt securities	790,572,246

$1,793,932,042

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,564,911
Aggregate gross unrealized depreciation	(839,564)

Net unrealized appreciation	$14,725,347

Federal income tax cost of investments in securities and derivative instruments, if applicable	$409,951,016

See Notes to Financial Statements.

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EQ/PIMCO TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $410,866,451)	$424,176,387
Repurchase Agreements (Cost $1,323,550)	1,323,550
Cash	674,822
Foreign cash (Cost $2,264,353)	2,271,398
Receivable for forward settling transactions	216,784,152
Receivable for securities sold	8,244,281
Dividends, interest and other receivables	1,676,748
Variation Margin on Centrally Cleared Swaps	315,169
Receivable for Portfolio shares sold	310,257
Unrealized appreciation on forward foreign currency contracts	276,904
Due from broker for futures variation margin	213,700
Deferred offering cost	15,300
Market value on OTC swap contracts (Premiums paid $871)	2,076
Securities lending income receivable	793
Other assets	3,115

Total assets	656,288,652

LIABILITIES
Payable for forward settling transactions	310,717,850
Payable for sale-buyback financing transactions	57,521,400
Payable for securities purchased	9,433,453
Payable for return of collateral on securities loaned	1,323,550
Payable for return of cash collateral on forward commitments	1,146,000
Unrealized depreciation on forward foreign currency contracts	426,136
Payable for return of cash collateral on forward foreign currency contracts	250,000
Payable for Portfolio shares redeemed	117,003
Investment management fees payable	70,901
Distribution fees payable – Class IB	56,169
Administrative fees payable	21,404
Options written, at value (Premiums received $32,880)	3,627
Accrued expenses	10,409

Total liabilities	381,097,902

NET ASSETS	$275,190,750

Net assets were comprised of:
Paid in capital	$257,655,000
Total distributable earnings (loss)	17,535,750

Net assets	$275,190,750

Class IB
Net asset value, offering and redemption price per share, $275,190,750 / 24,506,749 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.23

(x)	Includes value of securities on loan of $1,296,290.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$5,340,783
Securities lending (net)	4,813

Total income	5,345,596

EXPENSES
Interest expense	708,132
Investment management fees	649,280
Distribution fees—Class IB	324,640
Administrative fees	124,311
Professional fees	28,864
Offering costs	24,507
Printing and mailing expenses	17,364
Custodian fees	14,906
Tax expense	5,424
Trustees’ fees	3,834
Miscellaneous	5,220

Gross expenses	1,906,482
Less: Waiver from investment manager	(218,678)

Net expenses	1,687,804

NET INVESTMENT INCOME (LOSS)	3,657,792

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,481,575
Futures contracts	(3,877,527)
Forward foreign currency contracts	(233,096)
Foreign currency transactions	184,855
Swaps	83,558
Options written	147,970
Securities sold short	(5,840)

Net realized gain (loss)	781,495

Change in unrealized appreciation (depreciation) on:
Investments in securities	9,628,595
Futures contracts	1,617,701
Forward foreign currency contracts	282,854
Foreign currency translations	17,790
Options written	30,267
Swaps	(161,306)

Net change in unrealized appreciation (depreciation)	11,415,901

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,197,396

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,855,188

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,657,792	$1,305,537
Net realized gain (loss)	781,495	1,276,991
Net change in unrealized appreciation (depreciation)	11,415,901	1,554,196

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,855,188	4,136,724

Distributions to shareholders:
Class IB	—	(2,587,370)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,454,388 and 1,678,496 shares, respectively ]	26,645,818	17,654,802
Capital shares sold in-kind (Note 8) [ 0 and 22,713,138 shares, respectively ]	—	238,715,079
Capital shares issued in reinvestment of dividends and distributions [ 0 and 246,900 shares, respectively ]	—	2,587,370
Capital shares repurchased [ (1,857,891) and (728,282) shares, respectively ]	(20,143,386)	(7,673,475)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,502,432	251,283,776

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,357,620	252,833,130
NET ASSETS:
Beginning of period	252,833,130	—

End of period	$275,190,750	$252,833,130

* Commencement of Operations.

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2019 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$15,855,188
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(1,676,336,957)
Proceeds from disposition of investments in securities	1,697,343,916
Increase in payable for forward settling transactions	131,951,385
Increase in receviable for forward settling transactions	(153,341,769)
Change in unrealized (appreciation)/depreciation on investments in securities	(9,628,595)
Change in unrealized (appreciation)/depreciation on options written	(30,267)
Change in unrealized (appreciation)/depreciation on forward foreign curreny contracts	(282,854)
Net realized (gain)/loss on investments in securities	(4,481,575)
Net realized (gain)/loss on securities sold short	5,840
Net amortization (accretion) of income	(308,143)
Increase in payable for return of cash collateral on forward contracts	250,000
Increase in investment management fees payable	31,601
Decrease in deferred offering cost	24,507
Increase in premiums received on options written	22,363
Increase in distribution fees payable – Class IB	2,906
Increase in administrative fees payable	916
Increase in securities lending income receviable	(3)
Increase in Market value on OTC swap contracts	(2,076)
Increase in other assets	(2,808)
Decrease in accrued expenses	(65,688)
Decrease in due to broker for futures variation margin	(142,423)
Increase in dividends, interest and other receivables	(161,137)
Increase in due from broker for futures variation margin	(213,700)
Increase in variation margin on centrally cleared swaps	(293,193)
Decrease in payable for return of cash collateral on forward commitments	(410,000)
Decrease in return of collateral on securities loaned	(460,663)

Net cash provided (used) by operating activities	(673,229)

Cash flows provided (used) by financing activities:
Decrease in foreign currency overdraft payable	(2,554,552)
Proceeds from shares issued	26,558,147
Payment for shares redeemed	(20,535,622)
Proceeds from sale-buyback transactions	2,261,344,022
Payments on sale-buyback transactions	(2,261,447,332)
Decrease in payable for sale-buyback financing transactions	(886,536)

Net cash provided (used) by financing activities	2,478,127

Net increase/(decrease) in cash	1,804,898

Cash, foreign currency and restricted cash:
Beginning of period	1,141,322

End of period	$2,946,220

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2019 the Portfolio paid $708,132 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Period October 22, 2018* to December 31, 2018	Six Months Ended June 30, 2019
Cash	$569,322	$674,822
Foreign cash	—	2,271,398
Cash held as collateral at broker for future	572,000	—

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,141,322	$2,946,220

*	The Portfolio commenced operations on October 22, 2018.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$10.57		$10.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.05
Net realized and unrealized gain (loss)	0.51		0.12

Total from investment operations	0.66		0.17

Less distributions:
Dividends from net investment income	—		(0.07)
Distributions from net realized gains	—		(0.04)

Total dividends and distributions	—		(0.11)

Net asset value, end of period	$11.23		$10.57

Total return (b)	6.24%		1.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$275,191		$252,833
Ratio of expenses to average net assets:
After waivers (a)(f)	1.30	%***(j)	1.39	%**(k)
Before waivers (a)(f)	1.47	%***	1.60	%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.82%		2.68	%(l)
Before waivers (a)(f)	2.65%		2.47	%(l)
Portfolio turnover rate (z)^	431%		122%
*	Commencement of Operations.
**	Includes Interest Expense of 0.64%.
***	Includes Interest Expense of 0.55%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.30% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.39% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1327

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	19.3%
Asset-Backed Securities	13.2
Consumer Discretionary	8.2
Collateralized Mortgage Obligations	8.8
Mortgage-Backed Securities	7.2
U.S. Treasury Obligations	6.5
Utilities	3.7
Health Care	3.9
Commercial Mortgage-Backed Securities	4.5
Energy	1.4
Communication Services	3.8
Consumer Staples	2.9
Industrials	3.2
Real Estate	1.9
U.S. Government Agency Securities	2.7
Information Technology	2.3
Municipal Bonds	2.0
Materials	1.2
Supranational	0.5
Repurchase Agreements	0.3
Cash and Other	2.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,013.24	$6.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.36	6.50
Class IB
Actual	1,000.00	1,013.21	6.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.50
Class K
Actual	1,000.00	1,014.26	5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.25

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.30%, 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1328

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (13.2%)
Ally Master Owner Trust,
Series 2018-3 A 2.714%, 7/15/22 (l)	$4,000,000	$4,001,240
American Airlines Pass-Through Trust,
Series 2017-1 B 4.950%, 2/15/25	3,329,000	3,474,810
Arkansas Student Loan Authority,
Series 2010-1 A 3.425%, 11/25/43 (l)	886,743	887,387
Bayview Opportunity Master Fund IVa Trust,
Series 2019-RN2 A1 3.967%, 3/28/34 (e)§	1,127,941	1,132,106
BMW Vehicle Owner Trust,
Series 2018-A A2A 2.090%, 11/25/20	770,459	769,931
CarMax Auto Owner Trust,
Series 2018-2 A2 2.730%, 8/16/21	1,658,301	1,661,412
Chesapeake Funding II LLC,
Series 2018-2A A2 2.764%, 8/15/30 (l)§	4,436,591	4,438,141
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5 3.024%, 4/22/26 (l)	3,000,000	3,019,087
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 2.484%, 1/25/37 (l)	46,751	34,730
Daimler Trucks Retail Trust,
Series 2018-1 A2 2.600%, 5/15/20§	608,351	608,327
Dell Equipment Finance Trust,
Series 2018-2 A2 3.160%, 2/22/21§	2,861,987	2,878,477
Discover Card Execution Note Trust,
Series 2017-A1 A1 2.884%, 7/15/24 (l)	6,500,000	6,542,849
Drug Royalty II LP 2,
Series 2014-1 A1 5.637%, 7/15/23 (l)§	170,696	171,387
Edsouth Indenture No. 3 LLC,
Series 2012-2 A 3.134%, 4/25/39 (l)§	791,933	790,968
Federal Express Corp. Pass-Through Trust,
Series 1998 6.720%, 1/15/22	1,773,923	1,854,261
Ford Credit Auto Lease Trust,
Series 2018-A A2A 2.710%, 12/15/20	2,125,524	2,126,381
Series 2018-B A2A 2.930%, 4/15/21	4,461,612	4,472,097
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3 A2 2.794%, 10/15/23 (l)	7,000,000	7,012,580
GM Financial Automobile Leasing Trust,
Series 2018-3 A2A 2.890%, 9/21/20	2,100,026	2,102,648
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2 A2A 2.550%, 5/17/21	1,554,759	1,555,882
GMF Floorplan Owner Revolving Trust,
Series 2018-3 A 2.714%, 9/15/22 (l)§	10,700,000	10,702,564
GSAA Trust,
Series 2007-6 A4 2.704%, 5/25/47 (l)	156,035	131,885
Hertz Fleet Lease Funding LP,
Series 2018-1 A2 3.230%, 5/10/32§	2,000,000	2,010,297
Hyundai Auto Lease Securitization Trust,
Series 2017-C A2A 1.890%, 3/16/20§	354,657	354,569
Series 2018-A A2A 2.550%, 8/17/20§	896,023	895,948
Marlette Funding Trust,
Series 2018-2A A 3.060%, 7/17/28§	691,823	692,591
Series 2019-3A A 2.690%, 9/17/29§	2,000,000	1,999,837
Massachusetts Educational Financing Authority,
Series 2008-1 A1 3.530%, 4/25/38 (l)	145,366	145,629
MMAF Equipment Finance LLC,
Series 2018-A A2 2.920%, 7/12/21§	1,693,497	1,697,524
Navient Private Education Loan Trust,
Series 2014-CTA A 3.094%, 9/16/24 (l)§	542,097	541,835
Series 2015-AA A2A 2.650%, 12/15/28§	575,747	577,979
Series 2017-A A1 2.794%, 12/16/58 (l)§	1,017,827	1,017,579
Navient Private Education Refi Loan Trust,
Series 2018-CA A1 3.010%, 6/16/42§	3,288,004	3,308,810
Navient Student Loan Trust,
Series 2016-7A A 3.554%, 3/25/66 (l)§	1,754,927	1,761,491
Series 2017-5A A 3.204%, 7/26/66 (l)§	3,641,545	3,622,053
Series 2018-4A A1 2.654%, 6/27/67 (l)§	2,904,544	2,902,862
NCUA Guaranteed Notes Trust,
Series 2010-A1 A 2.769%, 12/7/20 (l)	525,413	525,479
Nelnet Student Loan Trust,
Series 2005-3 A5 2.463%, 12/24/35 (l)	3,803,352	3,776,948
Series 2013-5A A 3.034%, 1/25/37 (l)§	1,602,293	1,595,044
Series 2016-1A A 3.204%, 9/25/65 (l)§	8,124,909	8,133,256
Series 2019-2A A 3.304%, 6/27/67 (l)§	1,490,143	1,484,746
Northstar Education Finance, Inc.,
Series 2012-1 A 3.104%, 12/26/31 (l)§	942,706	941,110
Northwest Airlines Pass-Through Trust,
Series 2002-1 G-2 6.264%, 11/20/21	203,653	211,005

See Notes to Financial Statements.

1329

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1 3.722%, 10/1/35 (l)	$480,183	$480,750
PHEAA Student Loan Trust,
Series 2016-2A A 3.354%, 11/25/65 (l)§	2,921,206	2,911,732
SBA Tower Trust (REIT),
2.898%, 10/15/19§	2,600,000	2,599,966
SLC Student Loan Trust,
Series 2005-1 A3 2.618%, 2/15/25 (l)	1,901,554	1,899,941
Series 2005-2 A3 2.520%, 3/15/27 (l)	825,834	824,333
Series 2005-3 A3 2.530%, 6/15/29 (l)	2,609,928	2,590,334
Series 2006-1 A5 2.520%, 3/15/27 (l)	2,663,902	2,649,151
Series 2006-2 A5 2.510%, 9/15/26 (l)	4,248,966	4,241,407
SLM Student Loan Trust,
Series 2005-3 A5 2.670%, 10/25/24 (l)	1,799,036	1,797,304
Series 2005-7 A4 2.730%, 10/25/29 (l)	2,324,414	2,300,080
Series 2005-8 A4 3.130%, 1/25/28 (l)	1,957,854	1,963,278
Series 2008-9 A 4.080%, 4/25/23 (l)	2,296,001	2,320,063
Series 2010-1 A 2.804%, 3/25/25 (l)	2,894,630	2,829,658
Series 2012-3 A 3.054%, 12/27/38 (l)	6,989,264	6,923,789
SMB Private Education Loan Trust,
Series 2015-A A2B 3.394%, 6/15/27 (l)§	6,336,156	6,347,092
Series 2015-B A2B 3.594%, 7/15/27 (l)§	2,147,308	2,158,413
Series 2016-C A2A 2.340%, 9/15/34§	5,572,179	5,531,913
Series 2018-A A1 2.744%, 3/16/26 (l)§	3,937,534	3,936,625
SoFi Consumer Loan Program LLC,
Series 2017-5 A2 2.780%, 9/25/26§	7,500,000	7,517,344
Series 2017-6 A2 2.820%, 11/25/26§	3,350,000	3,357,235
SoFi Consumer Loan Program Trust,
Series 2018-1 A1 2.550%, 2/25/27§	552,969	552,268
Series 2018-2 A1 2.930%, 4/26/27§	846,935	847,983
Series 2019-1 A 3.240%, 2/25/28§	3,195,197	3,227,286
SoFi Professional Loan Program LLC,
Series 2015-D A2 2.720%, 10/27/36§	236,096	239,022
Series 2016-E A1 3.254%, 7/25/39 (l)§	213,833	214,295
SoFi Professional Loan Program Trust,
Series 2018-B A1FX 2.640%, 8/25/47§	1,132,962	1,135,371
Series 2018-C A1FX 3.080%, 1/25/48§	2,949,189	2,970,853
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA A 3.200%, 5/27/36 (b)§	3,099,346	3,120,910
United States Small Business Administration,
Series 2003-20I 1 5.130%, 9/1/23	1,029	1,070
Series 2004-20C 1 4.340%, 3/1/24	11,872	12,186
Series 2005-20B 1 4.625%, 2/1/25	14,873	15,424
Series 2008-20G 1 5.870%, 7/1/28	1,286,242	1,389,913
Series 2008-20H 1 6.020%, 8/1/28	1,137,671	1,208,236
World Omni Auto Receivables Trust,
Series 2015-B A4 1.840%, 1/17/22	1,292,755	1,290,495
Series 2018-B A2 2.570%, 7/15/21	1,519,729	1,520,324

Total Asset-Backed Securities		181,491,786

Collateralized Mortgage Obligations (8.8%)
Alternative Loan Trust,
Series 2005-61 2A1 2.684%, 12/25/35 (l)	8,229	8,092
Series 2005-62 2A1 3.504%, 12/25/35 (l)	50,841	46,369
Series 2006-OA22 A1 2.564%, 2/25/47 (l)	203,590	196,269
Series 2007-OA7 A1A 2.584%, 5/25/47 (l)	47,060	45,455
American Home Mortgage Assets Trust,
Series 2006-1 2A1 2.594%, 5/25/46 (l)	2,579,586	2,406,494
BCAP LLC Trust,
Series 2006-AA2 A1 2.574%, 1/25/37 (l)	251,543	238,922
Bear Stearns ALT-A Trust,
Series 2005-4 1A1 2.844%, 4/25/35 (l)	302,560	302,684
Series 2005-7 22A1 4.294%, 9/25/35 (l)	544,863	455,677
Bear Stearns ARM Trust,
Series 2002-11 1A2 4.438%, 2/25/33 (l)	1,934	1,825
Series 2003-3 3A2 5.069%, 5/25/33 (l)	15,378	15,829
Series 2003-8 2A1 4.886%, 1/25/34 (l)	1,387	1,443
Series 2003-8 4A1 4.761%, 1/25/34 (l)	5,981	6,149
Series 2004-10 15A1 4.719%, 1/25/35 (l)	28,667	29,373
Series 2004-10 21A1 4.561%, 1/25/35 (l)	421,642	430,842
Series 2007-3 1A1 4.392%, 5/25/47 (l)	1,460,111	1,373,197

See Notes to Financial Statements.

1330

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
CHL Mortgage Pass-Through Trust,
Series 2002-30 M 4.696%, 10/19/32 (l)	$1,545	$1,464
Series 2004-12 11A1 3.927%, 8/25/34 (l)	81,129	77,168
Series 2005-25 A11 5.500%, 11/25/35	135,794	120,025
Series 2005-3 1A2 2.984%, 4/25/35 (l)	83,431	80,890
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A 4.810%, 5/25/35 (l)	5,127	5,201
Series 2005-11 A2A 4.820%, 10/25/35 (l)	81,489	83,562
Series 2005-12 2A1 3.204%, 8/25/35 (l)§	256,533	237,766
Series 2019-B A1 3.258%, 4/25/66 (l)§	1,200,000	1,199,575
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1 4.680%, 9/25/35 (l)	7,062	7,224
Series 2005-6 A2 4.550%, 9/25/35 (l)	28,268	28,916
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 3.133%, 3/25/32 (l)§	464	450
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3 3A1 5.000%, 10/25/33	3,887	3,874
Series 2005-AR2 7A1 3.739%, 10/25/35 (l)	37,311	32,772
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 2.504%, 10/25/36 (l)	880	669
FHLMC,
Series 2142 Z 6.500%, 4/15/29	3,329	3,660
Series 2411 FJ 2.744%, 12/15/29 (l)	667	668
Series 3017 CF 2.694%, 8/15/25 (l)	298,124	297,720
Series 3222 FN 2.794%, 9/15/36 (l)	15,729	15,749
Series 3241 FM 2.774%, 11/15/36 (l)	9,910	9,914
Series 3245 NF 2.874%, 11/15/36 (l)	354,031	355,224
Series 328 F4 2.852%, 2/15/38 STRIPS (l)	1,743,370	1,729,593
Series 343 F4 2.790%, 10/15/37 STRIPS (l)	1,838,785	1,840,295
Series 3807 FM 2.894%, 2/15/41 (l)	370,494	371,495
Series 3850 FC 2.814%, 4/15/41 (l)	282,248	282,897
Series 3898 TF 2.894%, 7/15/39 (l)	35,252	35,449
Series 3927 FH 2.844%, 9/15/41 (l)	430,777	431,751
Series 4283 JF 2.794%, 12/15/43 (l)	3,283,240	3,280,710
Series 4367 GF 2.836%, 3/15/37 (l)	4,030,060	4,000,681
Series 4615 AF 2.836%, 10/15/38 (l)	1,381,852	1,379,539
Series 4678 AF 2.886%, 12/15/42 (l)	6,314,997	6,304,351
Series 4779 WF 2.836%, 7/15/44 (l)	6,843,975	6,797,224
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1 6.500%, 7/25/43	3,142	3,700
Series T-62 1A1 3.704%, 10/25/44 (l)	242,084	244,434
Series T-63 1A1 3.488%, 2/25/45 (l)	307,350	306,850
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 4.392%, 6/25/34 (l)	39,733	39,887
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 4.518%, 8/25/35 (l)	46,651	38,760
FNMA,
Series 2003-W8 3F2 2.754%, 5/25/42 (l)	13,815	13,887
Series 2005-38 F 2.704%, 5/25/35 (l)	28,632	28,550
Series 2006-118 A2 2.570%, 12/25/36 (l)	124,917	123,608
Series 2006-5 3A2 4.520%, 5/25/35 (l)	54,611	57,563
Series 2007-109 GF 3.084%, 12/25/37 (l)	806,108	819,454
Series 2007-84 FN 2.904%, 8/25/37 (l)	327,924	329,714
Series 2010-74 AF 2.944%, 7/25/37 (l)	253,876	255,835
Series 2011-86 KF 2.954%, 9/25/41 (l)	1,115,499	1,121,233
Series 2012-65 FA 2.854%, 6/25/42 (l)	429,265	430,097
Series 2014-42 FA 2.886%, 7/25/44 (l)	1,487,130	1,483,623
Series 2014-84 BF 2.836%, 12/25/44 (l)	3,184,588	3,183,019
Series 2015-64 KF 2.836%, 9/25/45 (l)	6,214,098	6,188,892
Series 2016-11 AF 2.986%, 3/25/46 (l)	4,647,418	4,639,673
Series 2016-40 PF 2.936%, 7/25/46 (l)	4,073,001	4,070,762
Series 2016-84 DF 2.906%, 11/25/46 (l)	1,380,447	1,377,881
Series 2016-97 CF 2.906%, 12/25/56 (l)	2,674,997	2,669,642
Series 2017-108 AF 2.704%, 1/25/48 (l)	2,277,105	2,265,429
GNMA,
Series 2010-112 BG 2.000%, 3/16/35	238,799	238,492
Series 2011-156 FJ 2.783%, 4/20/40 (l)	645,180	646,404

See Notes to Financial Statements.

1331

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2012-H08 FC 3.037%, 4/20/62 (l)	$2,311,469	$2,316,064
Series 2012-H11 FA 3.167%, 2/20/62 (l)	6,314,587	6,344,720
Series 2012-H12 FA 3.017%, 4/20/62 (l)	2,976,635	2,981,071
Series 2012-H12 FB 3.517%, 2/20/62 (l)	2,878,442	2,913,383
Series 2013-H13 FT 2.880%, 5/20/63 (l)	1,301,673	1,307,414
Series 2015-H04 FA 3.117%, 12/20/64 (l)	1,848,689	1,850,951
Series 2015-H32 FA 3.217%, 12/20/65 (l)	3,920,641	3,941,845
Series 2016-180 WF 2.900%, 9/20/45 (l)	666,400	668,232
Series 2016-H14 FA 3.267%, 6/20/66 (l)	3,534,128	3,560,300
Series 2016-H17 FK 3.317%, 7/20/66 (l)	883,360	891,880
Series 2016-H20 PT 5.342%, 9/20/66 (l)	3,582,971	3,932,215
Series 2017-H07 FG 2.927%, 2/20/67 (l)	10,676,921	10,671,198
Series 2017-H12 FE 2.667%, 6/20/66 (l)	1,437,905	1,436,254
Series 2018-H18 FC 2.817%, 8/20/65 (l)	4,829,331	4,813,250
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 2.944%, 11/25/45 (l)	15,889	13,924
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.500%, 9/25/35 (l)	21,718	22,287
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 2.830%, 5/19/35 (l)	10,288	9,946
Series 2006-1 2A1A 2.630%, 3/19/36 (l)	83,292	78,413
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A 4.290%, 12/25/34 (l)	42,364	42,501
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 4.663%, 11/21/34 (l)	23,282	24,169
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	461,573	477,690
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 3.094%, 11/15/31 (l)	13,647	13,756
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 4A 2.654%, 11/25/35 (l)	8,410	8,312
Series 2005-3 5A 2.654%, 11/25/35 (l)	32,357	30,676
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 2.834%, 12/15/30 (l)	4,986	4,863
NCUA Guaranteed Notes Trust,
Series 2010-R3 2A 2.979%, 12/8/20 (l)	3,938,618	3,951,720
RALI Trust,
Series 2005-QO1 A1 2.704%, 8/25/35 (l)	17,150	15,366
RBSSP Resecuritization Trust,
Series 2009-12 16A1 4.759%, 10/25/35 (l)§	569,321	572,384
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 2.744%, 6/25/35 (l)§	17,958	17,215
Securitized Asset Sales, Inc.,
Series 1993-6 A5 4.986%, 11/26/23 (l)	499	453
Sequoia Mortgage Trust,
Series 10 2A1 3.143%, 10/20/27 (l)	1,441	1,397
Series 2003-4 2A1 2.733%, 7/20/33 (l)	645,705	632,600
Series 2005-2 A2 3.005%, 3/20/35 (l)	660,857	632,832
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 4.566%, 2/25/34 (l)	29,334	29,732
Series 2004-19 2A1 3.904%, 1/25/35 (l)	13,019	12,597
Series 2005-17 3A1 4.329%, 8/25/35 (l)	52,458	53,150
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 3.050%, 10/19/34 (l)	24,653	24,684
Series 2005-AR5 A1 2.640%, 7/19/35 (l)	47,351	46,914
Series 2005-AR5 A2 2.640%, 7/19/35 (l)	58,935	58,052
Series 2006-AR4 2A1 2.594%, 6/25/36 (l)	18,677	18,754
Series 2006-AR5 1A1 2.614%, 5/25/36 (l)	704,101	659,075
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 3.704%, 11/25/42 (l)	2,905	2,835
Series 2002-AR2 A 2.345%, 2/27/34 (l)	1,597	1,591
Series 2003-AR1 A5 4.542%, 3/25/33 (l)	230,154	235,945
Series 2004-AR1 A 4.814%, 3/25/34 (l)	350,542	361,491
Series 2005-AR13 A1A1 2.694%, 10/25/45 (l)	62,637	62,525
Series 2005-AR15 A1A1 2.664%, 11/25/45 (l)	17,947	18,109
Series 2006-AR15 2A 2.595%, 11/25/46 (l)	16,738	16,783
Series 2006-AR3 A1A 3.504%, 2/25/46 (l)	27,145	27,659
Series 2006-AR7 3A 2.595%, 7/25/46 (l)	86,515	82,628

See Notes to Financial Statements.

1332

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S A1 4.856%, 9/25/34 (l)	$7,363	$7,628
Series 2007-10 1A22 2.904%, 7/25/37 (l)	170,514	150,848

Total Collateralized Mortgage Obligations		121,202,766

Commercial Mortgage-Backed Securities (4.5%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A 3.274%, 9/15/34 (l)§	1,000,000	1,000,342
AREIT Trust,
Series 2018-CRE2 A 3.381%, 11/14/35 (l)§	4,315,748	4,315,734
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A 3.594%, 3/15/34 (l)§	1,300,000	1,302,441
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB 3.367%, 6/15/50	3,500,000	3,621,995
CSMC Trust,
Series 2017-CHOP A 3.144%, 7/15/32 (l)§	8,000,000	7,997,594
Series 2017-HD A 3.344%, 2/15/31 (l)§	5,000,000	4,999,683
DBCG Mortgage Trust,
Series 2017-BBG A 3.094%, 6/15/34 (l)§	5,000,000	5,000,054
DBUBS Mortgage Trust,
Series 2011-LC3A A4 4.551%, 8/10/44	3,458,751	3,573,178
FHLMC Multifamily Structured Pass-Through Certificates,
Series K004 AX1 1.694%, 8/25/19 IO (l)	29,696,921	38,529
Series KF49 A 2.770%, 6/25/25 (l)	1,284,860	1,280,051
GS Mortgage Securities Corp. Trust,
Series 2017-500K A 3.094%, 7/15/32 (l)§	2,000,000	1,997,506
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB 3.401%, 5/15/50	4,600,000	4,802,228
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA A 3.144%, 2/15/33 (l)§	1,000,000	992,809
RAIT Trust,
Series 2017-FL7 A 3.344%, 6/15/37 (l)§	714,901	714,008
Rosslyn Portfolio Trust,
Series 2017-ROSS A 3.344%, 6/15/33 (l)§	5,000,000	5,010,277
Stonemont Portfolio Trust,
Series 2017-MONT A 3.233%, 8/20/30 (l)§	4,073,075	4,073,021
Vornado DP LLC Trust,
Series 2010-VNO A2FX 4.004%, 9/13/28§	2,775,000	2,832,103
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB 3.400%, 6/15/48	970,000	1,002,974
WFRBS Commercial Mortgage Trust,
Series 2011-C4 AFL 3.844%, 6/15/44 (l)§	4,545,981	4,587,379
Series 2014-C21 ASBF 2.954%, 8/15/47 (l)§	1,800,000	1,792,562

Total Commercial Mortgage-Backed Securities		60,934,468

Corporate Bonds (51.8%)
Communication Services (3.8%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 3.270%, 6/1/21 (k)	1,600,000	1,607,512
(ICE LIBOR USD 3 Month + 0.95%), 3.547%, 7/15/21 (k)	6,005,000	6,055,596
(ICE LIBOR USD 3 Month + 0.89%), 3.418%, 2/15/23 (k)	4,400,000	4,368,919
(ICE LIBOR USD 3 Month + 1.18%), 3.616%, 6/12/24 (k)	5,800,000	5,867,990
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.410%, 3/16/22 (k)	9,300,000	9,432,024

		27,332,041

Media (1.8%)
Charter Communications Operating LLC
3.579%, 7/23/20	6,900,000	6,960,168
4.464%, 7/23/22	1,000,000	1,046,360
(ICE LIBOR USD 3 Month + 1.65%), 4.229%, 2/1/24 (k)	5,800,000	5,849,184
Comcast Corp.
(ICE LIBOR USD 3 Month + 0.33%), 2.922%, 10/1/20 (k)	4,100,000	4,108,162
Discovery Communications LLC
2.200%, 9/20/19	4,565,000	4,557,874
2.800%, 6/15/20	2,600,000	2,604,940

		25,126,688

Total Communication Services		52,458,729

Consumer Discretionary (8.2%)
Automobiles (6.3%)
BMW US Capital LLC
(ICE LIBOR USD 3 Month + 0.37%), 2.898%, 8/14/20 (k)§	6,000,000	6,017,707
(ICE LIBOR USD 3 Month + 0.41%), 3.013%, 4/12/21 (k)§	900,000	900,776
(ICE LIBOR USD 3 Month + 0.50%), 3.035%, 8/13/21 (k)§	4,000,000	4,016,550
(ICE LIBOR USD 3 Month + 0.64%), 3.229%, 4/6/22 (k)§	1,000,000	1,004,055
Daimler Finance North America LLC
2.250%, 3/2/20§	2,000,000	1,996,638
3.100%, 5/4/20§	2,980,000	2,995,288
(ICE LIBOR USD 3 Month + 0.67%), 3.235%, 11/5/21 (k)§	8,500,000	8,520,717

See Notes to Financial Statements.

1333

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.88%), 3.403%, 2/22/22 (k)§	$12,200,000	$12,300,568
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 3.365%, 8/7/20 (k)	4,100,000	4,105,150
Hyundai Capital America
1.750%, 9/27/19§	6,000,000	5,988,000
1.750%, 9/27/19 (m)(x)	1,338,000	1,335,324
2.600%, 3/19/20§	1,000,000	999,375
(ICE LIBOR USD 3 Month + 0.80%), 3.395%, 4/3/20 (k)(m)	492,000	493,230
(ICE LIBOR USD 3 Month + 0.80%), 3.202%, 9/18/20 (k)§	2,400,000	2,400,240
3.000%, 10/30/20§	1,600,000	1,610,000
(ICE LIBOR USD 3 Month + 0.94%), 3.529%, 7/8/21 (k)(m)	1,000,000	1,000,350
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.89%), 3.487%, 1/13/22 (k)§	15,300,000	15,248,370
(ICE LIBOR USD 3 Month + 0.69%), 3.020%, 9/28/22 (k)(x)§	1,500,000	1,490,715
Volkswagen Group of America Finance LLC
2.450%, 11/20/19§	2,000,000	2,000,102
2.400%, 5/22/20§	2,000,000	1,998,300
(ICE LIBOR USD 3 Month + 0.77%), 3.305%, 11/13/20 (k)§	9,000,000	9,034,636
3.875%, 11/13/20§	1,000,000	1,017,781

		86,473,872

Hotels, Restaurants & Leisure (0.8%)
Marriott International, Inc.
Series Y (ICE LIBOR USD 3 Month + 0.60%), 3.120%, 12/1/20 (k)	3,500,000	3,514,772
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 3.012%, 10/28/21 (k)	7,000,000	7,002,518

		10,517,290

Household Durables (0.4%)
DR Horton, Inc.
2.550%, 12/1/20	3,300,000	3,302,565
4.375%, 9/15/22	2,500,000	2,618,595

		5,921,160

Internet & Direct Marketing Retail (0.7%)
eBay, Inc.
(ICE LIBOR USD 3 Month + 0.48%), 3.059%, 8/1/19 (k)	9,585,000	9,590,554

Total Consumer Discretionary		112,502,876

Consumer Staples (2.9%)
Beverages (0.1%)
Constellation Brands, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 3.218%, 11/15/21 (k)	900,000	899,118

Food Products (1.4%)
Conagra Brands, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 3.092%, 10/9/20 (k)	3,900,000	3,891,786
General Mills, Inc.
6.610%, 10/15/20	1,400,000	1,476,103
Kraft Heinz Foods Co.
(ICE LIBOR USD 3 Month + 0.42%), 2.982%, 8/9/19 (k)	3,000,000	3,001,361
(ICE LIBOR USD 3 Month + 0.57%), 3.115%, 2/10/21 (k)	2,300,000	2,297,357
(ICE LIBOR USD 3 Month + 0.82%), 3.365%, 8/10/22 (k)	4,110,000	4,088,584
Tyson Foods, Inc.
2.650%, 8/15/19	5,000,000	5,000,395

		19,755,586

Tobacco (1.4%)
BAT Capital Corp.
2.297%, 8/14/20	5,000,000	4,988,724
(ICE LIBOR USD 3 Month + 0.59%), 3.118%, 8/14/20 (k)	3,000,000	3,007,131
(ICE LIBOR USD 3 Month + 0.88%), 3.398%, 8/15/22 (k)	9,900,000	9,904,411
Reynolds American, Inc.
3.250%, 6/12/20	1,453,000	1,462,112

		19,362,378

Total Consumer Staples		40,017,082

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Andeavor Logistics LP
5.500%, 10/15/19	1,000,000	1,003,824
BP Capital Markets America, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 3.069%, 9/19/22 (k)	1,000,000	1,002,660
Energy Transfer Operating LP
4.150%, 10/1/20	2,700,000	2,746,116
Energy Transfer Partners LP
5.750%, 9/1/20	2,500,000	2,573,216
Enterprise Products Operating LLC
2.550%, 10/15/19	1,000,000	999,807
EQT Corp.
2.500%, 10/1/20	1,000,000	996,649
(ICE LIBOR USD 3 Month + 0.77%), 3.362%, 10/1/20 (k)(x)	4,500,000	4,498,904
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	1,000,000	1,025,123
Plains All American Pipeline LP
2.600%, 12/15/19	1,500,000	1,491,540
Rockies Express Pipeline LLC
5.625%, 4/15/20§	3,100,000	3,150,375

		19,488,214

Total Energy		19,488,214

See Notes to Financial Statements.

1334

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (19.3%)
Banks (6.7%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 3.251%, 7/21/21 (k)(x)	$9,300,000	$9,355,405
(ICE LIBOR USD 3 Month + 0.65%), 3.242%, 10/1/21 (k)	10,000,000	10,030,833
Citibank NA
(ICE LIBOR USD 3 Month + 0.60%), 3.123%, 5/20/22 (k)	10,300,000	10,306,437
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.02%), 3.543%, 6/1/24 (k)	3,000,000	3,010,696
Fifth Third Bank
(ICE LIBOR USD 3 Month + 0.59%), 2.901%, 9/27/19 (k)	14,000,000	14,016,824
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.55%), 3.003%, 3/9/21 (k)	11,000,000	11,042,525
(ICE LIBOR USD 3 Month + 1.10%), 3.572%, 6/7/21 (k)	7,256,000	7,355,997
Santander Holdings USA, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.597%, 7/15/19 (k)	400,000	400,093
2.650%, 4/17/20	4,000,000	3,999,214
4.450%, 12/3/21	9,000,000	9,350,577
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.34%), 3.843%, 3/4/21 (k)	1,500,000	1,522,137
(ICE LIBOR USD 3 Month + 0.93%), 3.465%, 2/11/22 (k)	2,200,000	2,212,907
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.50%), 3.092%, 7/23/21 (k)	6,000,000	6,034,673
(ICE LIBOR USD 3 Month + 0.62%), 3.141%, 5/27/22 (k)	4,100,000	4,105,388

		92,743,706

Capital Markets (2.5%)
BGC Partners, Inc.
5.125%, 5/27/21	2,500,000	2,584,197
Cantor Fitzgerald LP
7.875%, 10/15/19§	2,000,000	2,028,234
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.16%), 3.751%, 4/23/20 (k)	2,000,000	2,012,500
(ICE LIBOR USD 3 Month + 1.17%), 3.688%, 11/15/21 (k)	11,400,000	11,554,758
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.18%), 3.772%, 1/20/22 (k)	10,500,000	10,610,849
(SOFR + 0.83%), 3.227%, 6/10/22 (k)	1,000,000	1,001,190
(ICE LIBOR USD 3 Month + 0.93%), 3.521%, 7/22/22 (k)	2,000,000	2,012,656
USAA Capital Corp.
2.450%, 8/1/20§	2,800,000	2,808,031

		34,612,415

Consumer Finance (5.5%)
American Express Co.
(ICE LIBOR USD 3 Month + 0.62%), 3.140%, 5/20/22 (k)	21,000,000	21,083,034
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.29%), 2.743%, 12/10/21 (k)(x)	2,000,000	1,997,300
(ICE LIBOR USD 3 Month + 0.54%), 2.851%, 6/27/22 (k)	3,200,000	3,207,667
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.28%), 2.752%, 9/7/21 (k)	2,000,000	1,999,708
Ford Motor Credit Co. LLC
1.897%, 8/12/19	2,000,000	1,997,945
2.597%, 11/4/19	2,000,000	1,999,112
(ICE LIBOR USD 3 Month + 1.00%), 3.592%, 1/9/20 (k)	1,000,000	1,001,851
(ICE LIBOR USD 3 Month + 2.55%), 5.139%, 1/7/21 (k)	11,800,000	12,033,080
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 1.56%), 4.157%, 1/15/20 (k)(x)	6,100,000	6,138,467
(ICE LIBOR USD 3 Month + 0.93%), 3.527%, 4/13/20 (k)	1,100,000	1,103,514
(ICE LIBOR USD 3 Month + 0.85%), 3.442%, 4/9/21 (k)	1,000,000	995,212
(ICE LIBOR USD 3 Month + 1.10%), 3.665%, 11/6/21 (k)	6,000,000	5,990,656
Harley-Davidson Financial Services, Inc.
2.150%, 2/26/20§	950,000	945,374
(ICE LIBOR USD 3 Month + 0.94%), 3.460%, 3/2/21 (b)(k)§	2,500,000	2,505,889
Synchrony Financial
3.000%, 8/15/19	1,637,000	1,637,993
(ICE LIBOR USD 3 Month + 1.23%), 3.805%, 2/3/20 (k)	10,415,000	10,452,511

		75,089,313

Diversified Financial Services (0.4%)
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.46%), 2.809%, 6/25/21 (k)§	3,500,000	3,504,271
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 0.38%), 2.694%, 6/30/21 (k)	2,100,000	2,105,129

		5,609,400

Insurance (4.2%)
American International Group, Inc.
2.300%, 7/16/19	4,000,000	3,999,475
Assurant, Inc.
(ICE LIBOR USD 3 Month + 1.25%), 3.583%, 3/26/21 (k)	3,100,000	3,117,483
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.14%), 3.732%, 4/20/20 (k)§	5,400,000	5,432,572
(ICE LIBOR USD 3 Month + 1.23%), 3.826%, 7/1/22 (k)§	9,200,000	9,287,730

See Notes to Financial Statements.

1335

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 2.931%, 6/11/21 (k)§	$13,000,000	$13,032,473
Marsh & McLennan Cos., Inc.
(ICE LIBOR USD 3 Month + 1.20%), 3.519%, 12/29/21 (k)	1,800,000	1,814,271
Metropolitan Life Global Funding I
(SOFR + 0.50%), 2.930%, 5/28/21 (k)§	7,500,000	7,499,313
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.32%), 2.885%, 8/6/21 (k)(x)§	1,500,000	1,503,641
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.52%), 2.850%, 6/28/21 (k)§	5,000,000	5,009,921
Reliance Standard Life Global Funding II
2.500%, 1/15/20§	2,000,000	1,999,256
3.050%, 1/20/21§	5,000,000	5,043,941

		57,740,076

Total Financials		265,794,910

Health Care (3.9%)
Health Care Equipment & Supplies (0.4%)
Becton Dickinson and Co.
2.675%, 12/15/19	1,500,000	1,500,480
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	3,000,000	2,999,781
(ICE LIBOR USD 3 Month + 0.75%), 3.169%, 3/19/21 (k)	1,200,000	1,198,500

		5,698,761

Health Care Providers & Services (1.9%)
Cardinal Health, Inc.
(ICE LIBOR USD 3 Month + 0.77%), 3.180%, 6/15/22 (k)	3,000,000	3,000,425
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.760%, 3/17/20 (k)§	1,000,000	1,000,719
(ICE LIBOR USD 3 Month + 0.65%), 3.060%, 9/17/21 (k)§	7,000,000	7,011,638
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.63%), 3.083%, 3/9/20 (k)	1,900,000	1,905,089
(ICE LIBOR USD 3 Month + 0.72%), 3.173%, 3/9/21 (k)	5,500,000	5,520,509
HCA, Inc.
6.500%, 2/15/20	8,000,000	8,187,072

		26,625,452

Pharmaceuticals (1.6%)
Bayer US Finance II LLC
2.125%, 7/15/19§	2,325,000	2,324,442
(ICE LIBOR USD 3 Month + 0.63%), 2.979%, 6/25/21 (k)§	1,700,000	1,691,506
Bayer US Finance LLC
2.375%, 10/8/19§	9,807,000	9,793,414
Bristol-Myers Squibb Co.
(ICE LIBOR USD 3 Month + 0.38%), 2.905%, 5/16/22 (k)§	6,000,000	6,014,521
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 2.960%, 8/20/21 (k)	1,500,000	1,492,125

		21,316,008

Total Health Care		53,640,221

Industrials (3.2%)
Aerospace & Defense (0.5%)
Rockwell Collins, Inc.
1.950%, 7/15/19	3,000,000	2,999,315
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 3.095%, 11/10/20 (k)	2,100,000	2,101,204
United Technologies Corp.
(ICE LIBOR USD 3 Month + 0.65%), 3.175%, 8/16/21 (k)	1,700,000	1,712,709

		6,813,228

Airlines (0.3%)
Delta Air Lines, Inc.
2.875%, 3/13/20	2,584,000	2,581,158
Southwest Airlines Co.
2.750%, 11/6/19	1,200,000	1,202,400

		3,783,558

Building Products (0.1%)
Masco Corp.
3.500%, 4/1/21	1,150,000	1,166,369

Industrial Conglomerates (0.8%)
General Electric Co.
6.000%, 8/7/19	1,000,000	1,003,104
2.200%, 1/9/20	2,005,000	1,999,623
(ICE LIBOR USD 3 Month + 0.41%), 2.740%, 3/28/20 (k)	1,000,000	998,616
(ICE LIBOR USD 3 Month + 1.00%), 3.410%, 3/15/23 (k)	2,200,000	2,177,221
(ICE LIBOR USD 3 Month + 0.38%), 2.945%, 5/5/26 (k)	5,200,000	4,727,485

		10,906,049

Machinery (0.2%)
CNH Industrial Capital LLC
4.375%, 11/6/20	1,000,000	1,020,037
Wabtec Corp.
(ICE LIBOR USD 3 Month + 1.30%), 3.710%, 9/15/21 (k)	1,400,000	1,397,237

		2,417,274

Professional Services (0.1%)
Equifax, Inc.
(ICE LIBOR USD 3 Month + 0.87%), 3.388%, 8/15/21 (k)	2,100,000	2,092,501

See Notes to Financial Statements.

1336

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Road & Rail (0.4%)
ERAC USA Finance LLC
5.250%, 10/1/20§	$2,000,000	$2,067,369
Kansas City Southern
2.350%, 5/15/20	1,500,000	1,498,080
Penske Truck Leasing Co. LP
3.200%, 7/15/20§	1,500,000	1,508,993

		5,074,442

Trading Companies & Distributors (0.8%)
Air Lease Corp.
2.125%, 1/15/20	4,000,000	3,986,295
4.750%, 3/1/20	300,000	304,001
Aviation Capital Group LLC
6.750%, 4/6/21§	1,100,000	1,176,141
(ICE LIBOR USD 3 Month + 0.95%), 3.470%, 6/1/21 (k)§	2,100,000	2,110,521
(ICE LIBOR USD 3 Month + 0.67%), 3.253%, 7/30/21 (k)§	700,000	697,532
2.875%, 1/20/22§	1,000,000	1,006,707
GATX Corp.
(ICE LIBOR USD 3 Month + 0.72%), 3.285%, 11/5/21 (k)	200,000	199,059
International Lease Finance Corp.
8.250%, 12/15/20	2,000,000	2,157,264

		11,637,520

Total Industrials		43,890,941

Information Technology (2.3%)
Semiconductors & Semiconductor Equipment (1.0%)
Broadcom Corp.
2.375%, 1/15/20	13,500,000	13,482,458
Broadcom, Inc.
3.125%, 4/15/21§	500,000	502,716

		13,985,174

Software (0.4%)
VMware, Inc.
2.300%, 8/21/20	5,100,000	5,085,103

Technology Hardware, Storage & Peripherals (0.9%)
Dell International LLC
4.420%, 6/15/21§	2,850,000	2,937,558
Hewlett Packard Enterprise Co.
2.100%, 10/4/19§	9,200,000	9,184,462

		12,122,020

Total Information Technology		31,192,297

Materials (1.2%)
Construction Materials (0.4%)
Martin Marietta Materials, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.887%, 12/20/19 (k)	3,600,000	3,606,300
(ICE LIBOR USD 3 Month + 0.65%), 3.173%, 5/22/20 (k)(x)	2,000,000	2,002,176

		5,608,476

Paper & Forest Products (0.8%)
Georgia-Pacific LLC
2.539%, 11/15/19§	10,420,000	10,420,693

Total Materials		16,029,169

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
American Tower Corp. (REIT)
2.800%, 6/1/20	6,000,000	6,012,462
5.900%, 11/1/21	1,250,000	1,345,440
3.375%, 5/15/24	800,000	822,860
AvalonBay Communities, Inc. (REIT)
(ICE LIBOR USD 3 Month + 0.43%), 3.027%, 1/15/21 (k)	1,300,000	1,299,887
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 3.629%, 2/1/22 (k)	2,400,000	2,406,321
Goodman US Finance Two LLC (REIT)
6.000%, 3/22/22§	1,500,000	1,617,364
SL Green Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 0.98%), 3.504%, 8/16/21 (k)	1,000,000	1,004,941
Ventas Realty LP (REIT)
2.700%, 4/1/20	2,300,000	2,300,766
WEA Finance LLC (REIT)
2.700%, 9/17/19§	9,475,000	9,472,026

		26,282,067

Total Real Estate		26,282,067

Utilities (3.7%)
Electric Utilities (2.3%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 3.028%, 5/14/21 (b)(k)§	5,800,000	5,814,821
(ICE LIBOR USD 3 Month + 0.65%), 3.101%, 3/11/22 (k)	300,000	301,165
Kentucky Utilities Co.
3.250%, 11/1/20	5,000,000	5,047,027
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.921%, 8/21/20 (k)	4,500,000	4,501,584
Series H 3.342%, 9/1/20	5,000,000	5,057,496
Pennsylvania Electric Co.
5.200%, 4/1/20	1,500,000	1,530,035
Progress Energy, Inc.
4.875%, 12/1/19	1,000,000	1,010,851
Southern Co. (The)
2.350%, 7/1/21	8,000,000	7,987,144

		31,250,123

Gas Utilities (0.6%)
Dominion Energy Gas Holdings LLC
2.500%, 12/15/19	8,300,000	8,284,428

Independent Power and Renewable Electricity Producers (0.1%)
Southern Power Co.
(ICE LIBOR USD 3 Month + 0.55%), 2.937%, 12/20/20 (k)§	1,400,000	1,400,158

See Notes to Financial Statements.

1337

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Multi-Utilities (0.7%)
Consolidated Edison Co. of New York, Inc.
Series C (ICE LIBOR USD 3 Month + 0.40%), 2.749%, 6/25/21 (k)	$3,600,000	$3,605,803
Sempra Energy
(ICE LIBOR USD 3 Month + 0.25%), 2.847%, 7/15/19 (k)	5,000,000	5,000,798
(ICE LIBOR USD 3 Month + 0.45%), 2.860%, 3/15/21 (k)	1,100,000	1,095,071

		9,701,672

Total Utilities		50,636,381

Total Corporate Bonds		711,932,887

Loan Participation (0.0%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Las Vegas Sands LLC
(ICE LIBOR USD 1 Month + 1.75%), 4.152%, 3/27/25 (k)	291,037	288,755

Total Consumer Discretionary		288,755

Total Loan Participation		288,755

Mortgage-Backed Securities (7.2%)
FHLMC
4.740%, 11/1/23 (l)	1,545	1,584
4.764%, 1/1/34 (l)	7,939	8,303
4.640%, 10/1/35 (l)	6,365	6,677
4.676%, 11/1/35 (l)	8,133	8,543
4.536%, 7/1/36 (l)	234,610	244,503
4.245%, 9/1/36 (l)	219,391	227,626
4.446%, 10/1/36 (l)	130,388	136,149
FNMA
4.757%, 11/1/34 (l)	144,735	152,643
4.413%, 1/1/35 (l)	3,813	3,965
4.430%, 7/1/35 (l)	26,152	27,428
4.688%, 12/1/35 (l)	26,514	27,717
5.270%, 1/1/36 (l)	26,851	28,264
4.545%, 3/1/36 (l)	11,991	12,489
4.963%, 3/1/36 (l)	37,687	39,682
3.704%, 3/1/44 (l)	134,379	136,975
3.704%, 7/1/44 (l)	1,697	1,729
3.704%, 10/1/44 (l)	10,895	11,106
UMBS
4.000%, 7/1/48	3,006,308	3,115,080
UMBS, 30 Year, Single Family
3.500%, 8/25/49 TBA	10,100,000	10,323,699
4.000%, 8/25/49 TBA	56,300,000	58,186,928
3.500%, 9/25/49 TBA	25,000,000	25,542,970

Total Mortgage-Backed Securities		98,244,060

Municipal Bonds (2.0%)
New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue Refunding, Series B
3.290%, 7/1/19	1,000,000	1,000,000
New York State Urban Development Corp., St Personal Income Tax
2.100%, 3/15/22	3,115,000	3,116,277
San Francisco City & County Redevelopment Agency, Affordable Housing Projects
2.193%, 8/1/19	1,750,000	1,749,773
State of California, High Speed Passenger Train, General Obligation Bonds, Series C
(ICE LIBOR USD 1 Month + 0.78%, 11.00% Cap), 3.211%, 4/1/47 (k)	7,000,000	7,022,400
State of Mississippi, Refunding, Series C
(ICE LIBOR USD 1 Month + 0.40%, 11.00% Cap), 2.830%, 11/1/28 (k)	10,000,000	10,026,200
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds, Series 2014B, AGM
3.195%, 9/1/19	500,000	500,710
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47	770,000	776,853
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series B
(ICE LIBOR USD 1 Month + 1.10%, 12.00% Cap), 2.711%, 1/1/42 (k)	3,000,000	3,027,450

Total Municipal Bonds		27,219,663

Supranational (0.5%)
International Bank for Reconstruction & Development
2.820%, 6/5/24	6,500,000	6,506,037

Total Supranational		6,506,037

U.S. Government Agency Securities (2.7%)
FHLMC
2.550%, 6/20/22	25,000,000	25,025,827
2.850%, 5/6/24	10,000,000	10,023,092
2.800%, 6/3/24	2,500,000	2,507,661

Total U.S. Government Agency Securities		37,556,580

U.S. Treasury Obligations (6.5%)
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/22 TIPS	16,287,245	16,159,747
0.625%, 4/15/23 TIPS	1,183,132	1,196,839
0.125%, 7/15/24 TIPS	3,379,394	3,372,952
0.250%, 1/15/25 TIPS#	9,710,370	9,720,308
0.375%, 7/15/25 TIPS	4,816,917	4,868,924
0.625%, 1/15/26 TIPS	4,495,548	4,601,685
0.750%, 7/15/28 TIPS	47,746,545	49,743,692

Total U.S. Treasury Obligations		89,664,147

Total Long-Term Debt Securities (97.2%) (Cost $1,327,571,294)		1,335,041,149

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.	4	1,877

Total Common Stock (0.0%) (Cost $—)		1,877

See Notes to Financial Statements.

1338

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (9.0%)
Boston Scientific Corp.
2.94%, 7/12/19 (n)(p)§	$13,000,000	$12,987,265
Broadcom Corp.
3.06%, 7/16/19 (n)(p)§	3,000,000	2,995,920
Crown Castle International Corp.
2.98%, 7/24/19 (n)(p)§	5,000,000	4,990,080
Enbridge, Inc.
2.74%, 7/25/19 (n)(p)	17,000,000	16,967,666
Energy Transfer Operating LP
7.91%, 7/1/19 (n)(p)	12,000,000	11,997,365
Enterprise Products Operating LLC
7.51%, 7/1/19 (n)(p)§	10,300,000	10,297,851
Ford Motor Credit Co. LLC
3.22%, 1/21/20 (n)(p)§	3,700,000	3,633,303
Keurig Dr Pepper, Inc.
2.70%, 8/9/19 (n)(p)§	12,000,000	11,964,160
Marriott International, Inc.
2.69%, 8/19/19 (n)(p)§	12,700,000	12,652,727
Mid-America Apartments LP
3.02%, 7/10/19 (n)(p)	10,000,000	9,991,613
Virginia Electric & Power Co.
2.94%, 7/17/19 (n)(p)	8,900,000	8,887,665
WEC Energy Group, Inc.
2.84%, 7/16/19 (n)(p)§	17,000,000	16,978,546

Total Commercial Paper		124,344,161

Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $1,000,217, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $1,020,000. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $500,115, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $510,006. (xx)	500,000	500,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,963,847, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $2,003,124. (xx)	1,963,438	1,963,438

Total Repurchase Agreements		3,463,438

Total Short-Term Investments (9.3%) (Cost $127,827,899)		127,807,599

Total Investments in Securities (106.5%) (Cost $1,455,399,193)		1,462,850,625
Other Assets Less Liabilities (-6.5%)		(88,664,902)

Net Assets (100%)		$1,374,185,723

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $602,659.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $447,114,704 or 32.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2019, the market value of these securities amounted to $11,441,620 or 0.8% of net assets.
(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $2,828,904 or 0.2% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $3,374,182. This was collateralized by cash of $3,463,438 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AGM	— Insured by Assured Guaranty Municipal Corp.
ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and

Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	— To Be Announced; Security is subject to delayed

delivery

TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

See Notes to Financial Statements.

1339

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(1,240)	9/2019	USD	(266,822,812)	(399,354)
U.S. Treasury 5 Year Note	(570)	9/2019	USD	(67,349,063)	(1,090,138)
U.S. Treasury 10 Year Note	(957)	9/2019	USD	(122,466,094)	(2,364,303)

					(3,853,795)

Written Put Options Contracts as of June 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	358	USD (35,800,000)	USD 125.50	7/26/2019	(16,781)

Total Written Options Contracts (Premiums Received ($128,083))						(16,781)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$181,491,786	$—	$181,491,786
Collateralized Mortgage Obligations	—	121,202,766	—	121,202,766
Commercial Mortgage-Backed Securities	—	60,934,468	—	60,934,468
Common Stock
Financials	1,877	—	—	1,877
Corporate Bonds
Communication Services	—	52,458,729	—	52,458,729
Consumer Discretionary	—	112,502,876	—	112,502,876
Consumer Staples	—	40,017,082	—	40,017,082
Energy	—	19,488,214	—	19,488,214
Financials	—	265,794,910	—	265,794,910
Health Care	—	53,640,221	—	53,640,221
Industrials	—	43,890,941	—	43,890,941
Information Technology	—	31,192,297	—	31,192,297
Materials	—	16,029,169	—	16,029,169
Real Estate	—	26,282,067	—	26,282,067
Utilities	—	50,636,381	—	50,636,381

See Notes to Financial Statements.

1340

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Loan Participation
Consumer Discretionary	$—	$288,755	$—	$288,755
Mortgage-Backed Securities	—	98,244,060	—	98,244,060
Municipal Bonds	—	27,219,663	—	27,219,663
Short-Term Investments
Commercial Paper	—	124,344,161	—	124,344,161
Repurchase Agreements	—	3,463,438	—	3,463,438
Supranational	—	6,506,037	—	6,506,037
U.S. Government Agency Security	—	37,556,580	—	37,556,580
U.S. Treasury Obligations	—	89,664,147	—	89,664,147

Total Assets	$1,877	$1,462,848,748	$—	$1,462,850,625

Liabilities:
Futures	(3,853,795)	—	—	(3,853,795)
Options Written
Put Options Written	(16,781)	—	—	(16,781)

Total Liabilities	$(3,870,576)	$—	$—	$(3,870,576)

Total	$(3,868,699)	$1,462,848,748	$—	$1,458,980,049

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(3,870,576	)*

Total		$(3,870,576)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Total
Interest rate contracts	$(76,535)	$(17,661,729)	$(17,738,264)

Total	$(76,535)	$(17,661,729)	$(17,738,264)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Total
Interest rate contracts	$110,872	$2,059,649	$2,170,521

Total	$110,872	$2,059,649	$2,170,521

^ This Portfolio held options and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

1341

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Portfolio held option contracts with an average notional balance of approximately $17,000 and futures contracts with an average notional balance of approximately $1,629,306,000 during the six months ended June 30, 2019.

The average amount of borrowings while outstanding for 168 days during the six months ended June 30, 2019, was approximately $292,079,000 at a weighted average interest rate of 2.53%.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,283,648,864
Long-term U.S. government debt securities	1,070,337,548

$2,353,986,412

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,400,524,348
Long-term U.S. government debt securities	1,050,794,059

$2,451,318,407

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,289,328
Aggregate gross unrealized depreciation	(2,519,374)

Net unrealized appreciation	$8,769,954

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,450,210,095

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,451,935,755)	$1,459,387,187
Repurchase Agreements (Cost $3,463,438)	3,463,438
Cash	3,531,867
Foreign cash (Cost $1)	1
Cash held as collateral at broker for futures	1,493,000
Receivable for forward settling transactions	120,679,781
Dividends, interest and other receivables	5,314,907
Due from broker for futures variation margin	2,096,411
Receivable for securities sold	223,215
Receivable for Portfolio shares sold	113,872
Securities lending income receivable	386
Other assets	14,693

Total assets	1,596,318,758

LIABILITIES
Payable for forward settling transactions	213,805,613
Payable for return of collateral on securities loaned	3,463,438
Payable for securities purchased	1,999,837
Payable for return of cash collateral on forward settling transactions	1,210,000
Payable for Portfolio shares redeemed	510,433
Investment management fees payable	482,736
Administrative fees payable	107,858
Distribution fees payable – Class IB	25,566
Options written, at value (Premiums received $128,083)	16,781
Distribution fees payable – Class IA	10,598
Other liabilities	127,656
Accrued expenses	372,519

Total liabilities	222,133,035

NET ASSETS	$1,374,185,723

Net assets were comprised of:
Paid in capital	$1,376,745,667
Total distributable earnings (loss)	(2,559,944)

Net assets	$1,374,185,723

Class IA
Net asset value, offering and redemption price per share, $51,348,743 / 5,159,777 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.95

Class IB
Net asset value, offering and redemption price per share, $124,502,096 / 12,489,896 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.97

Class K
Net asset value, offering and redemption price per share, $1,198,334,884 / 120,272,720 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.96

(x)	Includes value of securities on loan of $3,374,182.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$25,042,295
Dividends	13
Securities lending (net)	7,948

Total income	25,050,256

EXPENSES
Interest expense	3,387,399
Investment management fees	3,318,528
Administrative fees	650,097
Distribution fees – Class IB	155,096
Distribution fees – Class IA	65,440
Printing and mailing expenses	54,649
Professional fees	49,458
Custodian fees	35,598
Trustees’ fees	20,520
Miscellaneous	25,122

Gross expenses	7,761,907
Less: Waiver from investment manager	(418,821)

Net expenses	7,343,086

NET INVESTMENT INCOME (LOSS)	17,707,170

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,551,354
Futures contracts	(17,661,729)

Net realized gain (loss)	(12,110,375)

Change in unrealized appreciation (depreciation) on:
Investments in securities	11,223,845
Futures contracts	2,059,649
Options written	111,302

Net change in unrealized appreciation (depreciation)	13,394,796

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,284,421

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,991,591

See Notes to Financial Statements.

1343

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,707,170	$29,674,837
Net realized gain (loss)	(12,110,375)	2,832,113
Net change in unrealized appreciation (depreciation)	13,394,796	(15,490,329)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,991,591	17,016,621

Distributions to shareholders:
Class IA	—	(838,973)
Class IB	—	(2,551,216)
Class K	—	(26,662,296)

Total distributions to shareholders	—	(30,052,485)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,672,936 and 1,011,758 shares, respectively ]	16,499,490	10,101,718
Capital shares issued in reinvestment of dividends [ 0 and 85,246 shares, respectively ]	—	838,973
Capital shares repurchased [ (932,177) and (780,339) shares, respectively ]	(9,242,354)	(7,795,389)

Total Class IA transactions	7,257,136	3,145,302

Class IB
Capital shares sold [ 1,006,972 and 2,472,534 shares, respectively ]	9,992,790	24,806,137
Capital shares issued in reinvestment of dividends [ 0 and 258,796 shares, respectively ]	—	2,551,216
Capital shares repurchased [ (1,659,947) and (2,042,914) shares, respectively ]	(16,443,296)	(20,466,624)

Total Class IB transactions	(6,450,506)	6,890,729

Class K
Capital shares sold [ 8,673,095 and 12,320,599 shares, respectively ]	85,933,413	122,919,193
Capital shares issued in reinvestment of dividends [ 0 and 2,709,602 shares, respectively ]	—	26,662,296
Capital shares repurchased [ (9,920,996) and (17,731,896) shares, respectively ]	(98,046,796)	(177,743,513)

Total Class K transactions	(12,113,383)	(28,162,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,306,753)	(18,125,993)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,684,838	(31,161,857)
NET ASSETS:
Beginning of period	1,366,500,885	1,397,662,742

End of period	$1,374,185,723	$1,366,500,885

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2019 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$18,991,591
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(8,228,946,798)
Proceeds from disposition of investments securities	8,401,097,094
Increase in payable for forward settling transactions	3,233,799
Decrease in receivable for forward settling transactions	329,295
Change in unrealized (appreciation)/depreciation on investments in securities	(11,223,845)
Change in unrealized (appreciation)/depreciation on options written	(111,302)
Net realized (gain)/loss on investments in securities	(5,551,354)
Net amortization (accretion) of income	(994,608)
Decrease in dividends, interest and other receivables	960,520
Increase in premiums received on written options	128,083
Increase in payable for return of cash collateral on forward settling transactions	47,854
Decrease in securities lending income receviable	1,887
Increase in distribution fees payable – Class IA	1,549
Decrease in distribution fees payable – Class IB	(1,628)
Decrease in administrative fees payable	(4,198)
Increase in other assets	(8,554)
Decrease in investment management fees payable	(21,205)
Decrease in accrued expenses	(38,305)
Decrease in due to broker for futures variation margin	(610,885)
Increase in due from broker for futures variation margin	(2,096,411)
Decrease in payable for return of collateral on securities loaned	(5,944,092)

Net cash provided (used) by operating activities	169,238,487

Cash flows provided (used) by financing activities:
Proceeds from shares issued	112,590,430
Payment for shares redeemed	(123,981,662)
Proceeds from sale-buyback transactions	12,442,041,061
Payments on sale-buyback transactions	(12,442,155,085)
Decrease in payable for sale-buyback financing transactions	(162,431,245)
Decrease in foreign currency overdraft payable	(621)

Net cash provided (used) by financing activities	(173,937,122)

Net increase/(decrease) in cash	(4,698,635)

Cash, foreign currency and restricted cash:
Beginning of period	9,723,503

End of period	$5,024,868

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2019 the Portfolio paid $3,387,399 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Year Ended December 31, 2018	Six Months Ended June 30, 2019
Cash	$5,031,503	$3,531,867
Foreign cash	—	1
Cash held as collateral at broker for future	4,692,000	1,493,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$9,723,503	$5,024,868

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class IA			2018	2017	2016		2015		2014
Net asset value, beginning of period	$9.82		$9.93	$9.87	$9.77		$9.85		$9.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.19	0.12	0.07		0.04		0.01
Net realized and unrealized gain (loss)	0.01		(0.10)	0.07	0.13		(0.07)		(0.02)

Total from investment operations	0.13		0.09	0.19	0.20		(0.03)		(0.01)

Less distributions:
Dividends from net investment income	—		(0.20)	(0.13)	(0.10)		(0.05)		(0.04)

Net asset value, end of period	$9.95		$9.82	$9.93	$9.87		$9.77		$9.85

Total return (b)	1.32%		0.88%	1.90%	2.05%		(0.33)%		(0.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,349		$43,413	$40,725	$43,821		$43,565		$44,548
Ratio of expenses to average net assets:
After waivers (a)(f)	1.30	%****	0.86%**	0.86%**	0.89	%***	0.86	%**	0.85%
Before waivers (a)(f)	1.36	%****	0.88%**	0.87%**	0.91	%***	0.86	%**	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.39%		1.87%	1.18%	0.76%		0.42	%(aa)	0.12%
Before waivers (a)(f)	2.33%		1.85%	1.17%	0.75%		0.42	%(aa)	0.12%
Portfolio turnover rate (z)^	149%		77%	73%	115%		119%		100%

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class IB			2018	2017	2016		2015		2014
Net asset value, beginning of period	$9.84		$9.94	$9.88	$9.79		$9.86		$9.91

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.19	0.12	0.08		0.04		0.01
Net realized and unrealized gain (loss)	0.01		(0.09)	0.07	0.11		(0.06)		(0.02)

Total from investment operations	0.13		0.10	0.19	0.19		(0.02)		(0.01)

Less distributions:
Dividends from net investment income	—		(0.20)	(0.13)	(0.10)		(0.05)		(0.04)

Net asset value, end of period	$9.97		$9.84	$9.94	$9.88		$9.79		$9.86

Total return (b)	1.32%		0.98%	1.90%	1.95%		(0.23)%		(0.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$124,502		$129,330	$123,839	$124,562		$129,652		$140,708
Ratio of expenses to average net assets:
After waivers (a)(f)	1.30	%****	0.86%**	0.86%**	0.89	%***	0.86	%**	0.85%
Before waivers (a)(f)	1.36	%****	0.88%**	0.87%**	0.91	%***	0.86	%**	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.39%		1.87%	1.18%	0.76%		0.42	%(aa)	0.06%
Before waivers (a)(f)	2.32%		1.85%	1.17%	0.75%		0.42	%(aa)	0.05%
Portfolio turnover rate (z)^	149%		77%	73%	115%		119%		100%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Class K			2018	2017	2016		2015		2014
Net asset value, beginning of period	$9.82		$9.93	$9.87	$9.77		$9.85		$9.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.21	0.14	0.10		0.07		0.04
Net realized and unrealized gain (loss)	0.01		(0.10)	0.07	0.13		(0.08)		(0.03)

Total from investment operations	0.14		0.11	0.21	0.23		(0.01)		0.01

Less distributions:
Dividends from net investment income	—		(0.22)	(0.15)	(0.13)		(0.07)		(0.06)

Net asset value, end of period	$9.96		$9.82	$9.93	$9.87		$9.77		$9.85

Total return (b)	1.43%		1.14%	2.15%	2.31%		(0.08)%		0.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,198,335		$1,193,758	$1,233,099	$1,206,521		$1,435,249		$1,721,555
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05	%****	0.61%**	0.61%**	0.64	%***	0.61	%**	0.60%
Before waivers (a)(f)	1.11	%****	0.63%**	0.62%**	0.66	%***	0.61	%**	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.64%		2.11%	1.43%	1.01%		0.67	%(aa)	0.37%
Before waivers (a)(f)	2.58%		2.09%	1.42%	0.99%		0.66	%(aa)	0.37%
Portfolio turnover rate (z)^	149%		77%	73%	115%		119%		100%
**	Includes Interest Expense of 0.01%.
***	Includes Interest Expense of 0.04%.
****	Includes Interest Expense of 0.50%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

Includes income resulting from litigation income. Without this income, the ratios would have been 0.33% after waivers and 0.33% before waivers for Class IA and Class IB and 0.58% after waivers and 0.57% before waivers for Class K.

See Notes to Financial Statements.

1347

EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
U.S. Treasury Obligations	44.8%
U.S. Government Agency Securities	31.6
Financials	6.3
Mortgage-Backed Securities	6.1
Foreign Government Securities	2.6
Commercial Mortgage-Backed Securities	2.2
Asset-Backed Securities	1.8
Repurchase Agreements	1.7
Collateralized Mortgage Obligations	1.5
Industrials	1.1
Communication Services	0.9
Consumer Staples	0.9
Energy	0.8
Utilities	0.8
Health Care	0.7
Real Estate	0.7
Information Technology	0.7
Consumer Discretionary	0.4
Materials	0.3
Municipal Bonds	0.1
Options Purchased	0.0 #
Cash and Other	(6.0)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/10 - 6/30/19
Class IA
Actual	$1,000.00	$1,043.20	$4.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.71	4.13
Class IB
Actual	1,000.00	1,043.30	4.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.70	4.13
Class K
Actual	1,000.00	1,044.40	2.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.95	2.88

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.82%, 0.82% and 0.57%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.8%)
Aircraft Certificate Owner Trust,
Series 2003-1A E 7.001%, 9/20/22§		$49,307	$50,792
Ally Auto Receivables Trust,
Series 2018-3 A2 2.720%, 5/17/21		547,911	548,465
Ally Master Owner Trust,
Series 2018-3 A 2.714%, 7/15/22 (l)		700,000	700,217
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-1A A 2.990%, 6/20/22§		207,000	209,165
Series 2018-2A A 4.000%, 3/20/25§		365,000	385,979
B&M CLO Ltd.,
Series 2014-1A A1R 3.331%, 4/16/26 (l)§		718,713	717,308
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A 2.710%, 2/17/26§		615,000	626,441
CarMax Auto Owner Trust,
Series 2015-4 A3 1.560%, 11/16/20		658	657
Chase Issuance Trust,
Series 2017-A1 A 2.694%, 1/15/22 (l)		800,000	800,890
CIFC Funding Ltd.,
Series 2015-5A A1R 3.440%, 10/25/27 (l)§		1,000,000	994,000
CLUB Credit Trust,
Series 2017-P2 A 2.610%, 1/15/24§		63,537	63,429
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1 A 3.390%, 7/15/25§		98,448	98,814
Continental Airlines Pass-Through Trust,
Series 2010-1 A 4.750%, 1/12/21		284,319	288,327
CPS Auto Receivables Trust,
Series 2017-D A 1.870%, 3/15/21§		10,476	10,473
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R 3.751%, 1/16/26 (l)§		450,810	450,867
CVS Pass-Through Trust,
5.789%, 1/10/26§		227,269	245,951
Dorchester Park CLO DAC,
Series 2015-1A AR 3.492%, 4/20/28 (l)§		800,000	797,039
DT Auto Owner Trust,
Series 2018-1A A 2.590%, 5/17/21§		22,407	22,406
Emerald Bay SA,
(Zero Coupon), 10/8/20§	EUR	1,054,000	1,156,556
Evans Grove CLO Ltd.,
Series 2018-1A A1 3.441%, 5/28/28 (l)§		$800,000	795,078

Exeter Automobile Receivables Trust,
Series 2018-2A A 2.790%, 7/15/21§		55,062	55,072
Series 2019-2A A 2.930%, 7/15/22§		354,512	355,334
Figueroa CLO Ltd.,
Series 2013-2A A1RR 3.237%, 6/20/27 (l)§		800,000	797,366
Flagship Credit Auto Trust,
Series 2016-4 D 3.890%, 11/15/22§		170,000	172,243
Series 2017-2 A 1.850%, 7/15/21§		31,774	31,736
Series 2017-3 A 1.880%, 10/15/21§		59,229	59,129
Series 2017-4 A 2.070%, 4/15/22§		65,578	65,449
Flagship VII Ltd.,
Series 2013-7A A1R 3.711%, 1/20/26 (l)§		136,868	136,874
Ford Credit Auto Owner Trust,
Series 2014-2 A 2.310%, 4/15/26§		412,000	411,702
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2 A1 1.980%, 1/15/22		447,000	446,149
Series 2017-1 A1 2.070%, 5/15/22		400,000	398,838
GMF Floorplan Owner Revolving Trust,
Series 2018-2 A2 2.774%, 3/15/23 (l)§		1,000,000	1,000,505
Hertz Vehicle Financing II LP,
Series 2017-1A A 2.960%, 10/25/21§		420,000	422,168
Series 2019-1A A 3.710%, 3/25/23§		310,000	318,340
Series 2019-2A A 3.420%, 5/25/25§		330,000	337,508
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR 3.287%, 7/15/26 (l)§		369,953	368,884
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A 3.438%, 1/17/28 (l)§		1,000,000	993,025
LoanCore Issuer Ltd.,
Series 2018-CRE1 A 3.524%, 5/15/28 (l)§		800,000	801,495
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R 3.497%, 4/15/28 (l)§		1,000,000	991,568
LP Credit Card ABS Master Trust,
Series 2018-1 A 4.053%, 8/20/24 (l)§		827,396	818,626
Marlette Funding Trust,
Series 2017-3A A 2.360%, 12/15/24§		8,443	8,440
Series 2017-3A B 3.010%, 12/15/24§		100,000	100,030
Series 2018-1A A 2.610%, 3/15/28§		63,207	63,168

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2018-3A A 3.200%, 9/15/28§	$77,736	$78,000
Series 2018-4A A 3.710%, 12/15/28§	162,570	164,305
Series 2019-3A A 2.690%, 9/17/29§	340,000	339,972
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR 3.801%, 4/18/25 (l)§	369,148	369,173
Octagon Investment Partners XIX Ltd.,
Series 2014-1A AR 3.697%, 4/15/26 (l)§	374,382	374,426
OneMain Direct Auto Receivables Trust,
Series 2018-1A A 3.430%, 12/16/24§	800,000	811,370
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1 3.480%, 7/25/29 (l)	378,367	380,730
Prosper Marketplace Issuance Trust,
Series 2017-2A B 3.480%, 9/15/23§	22,246	22,247
SBA Tower Trust (REIT),
3.156%, 10/8/20§	351,000	354,221
SLM Private Education Loan Trust,
Series 2013-B A2A 1.850%, 6/17/30§	99,228	99,114
SoFi Consumer Loan Program LLC,
Series 2016-2 A 3.090%, 10/27/25§	33,257	33,341
Series 2016-3 A 3.050%, 12/26/25§	52,077	52,309
Series 2017-2 A 3.280%, 2/25/26§	70,300	70,891
Series 2017-3 A 2.770%, 5/25/26§	79,921	80,032
Series 2017-5 A2 2.780%, 9/25/26§	275,000	275,636
Series 2017-6 A1 2.200%, 11/25/26§	52,229	52,179
Series 2017-6 A2 2.820%, 11/25/26§	160,000	160,346
SoFi Consumer Loan Program Trust,
Series 2018-1 A1 2.550%, 2/25/27§	79,259	79,158
Series 2018-3 A2 3.670%, 8/25/27§	199,000	201,949
Series 2019-3 A 2.900%, 5/25/28§	330,000	331,655
SoFi Professional Loan Program Trust,
Series 2018-B A1FX 2.640%, 8/25/47§	509,833	510,917
Staniford Street CLO Ltd.,
Series 2014-1A AR 3.590%, 6/15/25 (l)§	285,356	285,511
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R 3.738%, 1/17/26 (l)§	403,259	404,113
Series 2013-1A A2R 3.758%, 1/17/26 (l)§	403,259	401,523
TICP CLO III-2 Ltd.,
Series 2018-3R A 3.431%, 4/20/28 (l)§	600,000	597,030

United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	17,533	18,223
Series 2004-20C 1 4.340%, 3/1/24	225,917	231,893
Series 2005-20B 1 4.625%, 2/1/25	22,810	23,655
Series 2008-20G 1 5.870%, 7/1/28	303,727	328,208
Venture XII CLO Ltd.,
Series 2012-12A ARR 3.321%, 2/28/26 (l)§	960,918	957,517
Venture XVII CLO Ltd.,
Series 2014-17A ARR 3.477%, 4/15/27 (l)§	800,000	796,217
Westlake Automobile Receivables Trust,
Series 2019-1A A1 2.768%, 2/18/20§	144,591	144,634
WhiteHorse X Ltd.,
Series 2015-10A A1R 3.518%, 4/17/27 (l)§	800,000	798,023
World Financial Network Credit Card Master Trust,
Series 2017-B A 1.980%, 6/15/23	305,000	304,764
Series 2018-A A 3.070%, 12/16/24	515,000	520,519
Series 2018-B M 3.810%, 7/15/25	240,000	246,356
Series 2019-B M 3.040%, 4/15/26	250,000	249,994
World Omni Auto Receivables Trust,
Series 2018-B A2 2.570%, 7/15/21	405,261	405,420

Total Asset-Backed Securities		29,672,074

Collateralized Mortgage Obligations (1.5%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 4.447%, 9/25/35 (l)	103,067	98,710
Alternative Loan Trust,
Series 2005-80CB 1A1 6.000%, 2/25/36	731,054	695,680
Series 2005-J12 2A1 2.944%, 8/25/35 (l)	573,510	379,284
Series 2006-OA22 A1 2.564%, 2/25/47 (l)	148,734	143,387
Series 2006-OA6 1A2 2.614%, 7/25/46 (l)	51,847	50,283
Series 2006-OC7 2A2A 2.574%, 7/25/46 (l)	357,677	347,027
Series 2007-14T2 A1 6.000%, 7/25/37	521,532	368,320
Series 2007-OH1 A1D 2.614%, 4/25/47 (l)	98,446	86,933
American Home Mortgage Investment Trust,
Series 2004-3 5A 4.213%, 10/25/34 (l)	4,687	4,687
Banc of America Funding Trust,
Series 2004-A 1A3 4.746%, 9/20/34 (l)	36,292	37,443

See Notes to Financial Statements.

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)

Series 2006-H 4A2 4.523%, 9/20/46 (l)		$223,158	$202,304
Series 2006-J 4A1 4.648%, 1/20/47 (l)		13,602	13,154
BCAP LLC Trust,
Series 2011-RR8 2A1 3.908%, 8/26/37 (l)§		119,650	120,135
Series 2013-RR1 10A2 6.000%, 10/26/36 (l)§		638,797	637,974
Series 2014-RR5 1A3 2.880%, 1/26/36 (l)§		253,372	250,536
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.294%, 9/25/35 (l)		175,232	146,548
Series 2006-4 21A1 4.089%, 8/25/36 (l)		63,566	56,335
Bear Stearns ARM Trust,
Series 2003-9 2A1 4.673%, 2/25/34 (l)		47,207	48,671
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1 2.564%, 12/25/46 (l)		687,268	665,259
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 4.284%, 1/26/36 (l)		82,860	73,210
Bellemeade Re Ltd.,
Series 2018-2A M1B 3.754%, 8/25/28 (l)§		245,000	245,000
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1 3.927%, 8/25/34 (l)		3,730	3,548
Series 2005-11 3A1 2.857%, 4/25/35 (l)		98,733	89,892
Series 2005-2 1A1 3.044%, 3/25/35 (l)		52,356	48,132
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A 4.552%, 8/25/35 (l)		16,941	17,180
Series 2009-7 5A2 5.500%, 12/25/35§		496,056	402,483
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 4.403%, 5/25/35 (l)		49,858	50,704
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8 6.000%, 7/25/36		557,569	456,921
Eagle RE Ltd.,
Series 2018-1 M1 4.104%, 11/25/28 (l)§		156,044	156,044
EMF-NL Prime BV,
Series 2008-APRX A2 0.489%, 4/17/41 (l)(m)	EUR	259,878	277,999
Eurosail-UK plc,
Series 2007-4X A3 1.743%, 6/13/45 (l)(m)	GBP	882,277	1,104,324
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2 M2 4.604%, 9/25/24 (l)		$142,942	145,192
Series 2015-DN1 M3 6.554%, 1/25/25 (l)		205,091	215,407

Series 2015-DNA1 M2 4.254%, 10/25/27 (l)		72,131	72,886
Series 2015-DNA2 M2 5.004%, 12/25/27 (l)		160,928	162,493
Series 2015-DNA3 M2 5.254%, 4/25/28 (l)		105,917	107,907
Series 2015-HQ2 M2 4.354%, 5/25/25 (l)		175,965	177,672
Series 2015-HQA1 M2 5.054%, 3/25/28 (l)		58,776	59,266
Series 2016-DNA1 M2 5.304%, 7/25/28 (l)		133,984	135,566
Series 2016-DNA4 M2 3.704%, 3/25/29 (l)		334,686	335,592
Series 2016-HQA1 M2 5.154%, 9/25/28 (l)		112,665	113,753
Series 2016-HQA2 M2 4.654%, 11/25/28 (l)		140,712	142,086
FNMA,
Series 2013-C01 M2 7.654%, 10/25/23 (l)		177,345	197,019
Series 2014-C01 M1 4.004%, 1/25/24 (l)		9,733	9,744
Series 2014-C04 1M2 7.304%, 11/25/24 (l)		254,159	280,299
Series 2014-C04 2M2 7.404%, 11/25/24 (l)		192,468	210,700
Series 2015-C01 2M2 6.954%, 2/25/25 (l)		83,071	87,407
Series 2016-C01 2M2 9.354%, 8/25/28 (l)		273,162	307,433
Series 2016-C03 1M1 4.404%, 10/25/28 (l)		33,345	33,577
Series 2016-C04 1M1 3.854%, 1/25/29 (l)		38,120	38,233
GNMA,
Series 2015-H20 FB 3.067%, 8/20/65 (l)		613,554	613,141
Series 2016-H11 F 3.267%, 5/20/66 (l)		681,189	686,166
Series 2016-H15 FA 3.267%, 7/20/66 (l)		857,916	862,365
Series 2017-H10 FB 3.629%, 4/20/67 (l)		1,677,464	1,707,627
GSR Mortgage Loan Trust,
Series 2005-8F 4A1 6.000%, 11/25/35		626,275	511,080
Series 2005-AR6 2A1 4.500%, 9/25/35 (l)		99,777	102,393
Series 2006-2F 2A13 5.750%, 2/25/36		2	2
Series 2006-AR2 2A1 4.178%, 4/25/36 (l)		117,336	104,821
Series 2007-AR1 2A1 4.152%, 3/25/47 (l)		320,853	286,739
HarborView Mortgage Loan Trust,
Series 2006-13 A 2.570%, 11/19/46 (l)		94,575	80,662
Impac CMB Trust,
Series 2003-8 2A1 3.304%, 10/25/33 (l)		2,682	2,691

See Notes to Financial Statements.

1351

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)

Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 2.674%, 7/25/35 (l)		$315,935	$259,204
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3 3.926%, 8/25/35 (l)		543,476	490,770
Series 2006-AR39 A1 2.584%, 2/25/37 (l)		768,051	742,609
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 4.184%, 8/25/34 (l)		65,125	65,376
Series 2007-A1 3A3 4.536%, 7/25/35 (l)		81,347	84,016
Series 2007-S3 1A90 7.000%, 8/25/37		66,439	56,793
Kensington Mortgage Securities plc,
Series 2007-1X A3C 2.598%, 6/14/40 (l)(m)		845,181	828,896
Lehman XS Trust,
Series 2006-4N A1C1 2.634%, 4/25/46 (l)		142,986	141,544
Ludgate Funding plc,
Series 2007-1 A2A 1.001%, 1/1/61 (l)(m)	GBP	802,993	953,466
Series 2008-W1X A1 1.441%, 1/1/61 (l)(m)		119,416	147,203
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A 4.044%, 12/25/32 (l)		$23,274	23,564
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1 2.634%, 4/25/36 (l)		487,462	466,521
Nomura Resecuritization Trust,
Series 2014-7R 2A3 2.630%, 12/26/35 (l)§		544,941	541,411
PMT Credit Risk Transfer Trust,
Series 2019-1R A 4.429%, 3/27/24 (b)(l)§		118,677	118,782
Series 2019-2R A 5.162%, 5/27/23 (l)§		140,393	140,623
Radnor RE Ltd.,
Series 2019-1 M1B 4.354%, 2/25/29 (l)§		235,000	236,643
Series 2019-2 M1B 4.133%, 6/25/29 (l)§		250,000	250,000
RALI Trust,
Series 2005-QO2 A1 3.864%, 9/25/45 (l)		444,574	415,348
Series 2006-QA6 A1 2.594%, 7/25/36 (l)		804,467	751,064
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1 2.744%, 1/25/36 (l)§		385,414	375,123
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		18,175	12,686
Series 2006-A12 A1 6.250%, 11/25/36		188,470	122,666
Sequoia Mortgage Trust,
Series 10 2A1 3.143%, 10/20/27 (l)		4,411	4,275

Series 2003-4 2A1 2.733%, 7/20/33 (l)		23,619	23,140
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 2.640%, 7/19/35 (l)		101,818	100,879
Series 2006-AR3 11A1 2.614%, 4/25/36 (l)		660,989	643,113
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4 3.612%, 11/25/36 (l)		549,252	524,666
Series 2006-AR9 1A 3.504%, 8/25/46 (l)		187,977	174,723

Total Collateralized Mortgage Obligations			23,763,130

Commercial Mortgage-Backed Securities (2.2%)
Ashford Hospitality Trust,
Series 2018-ASHF A 3.294%, 4/15/35 (l)§		307,021	306,260
Series 2018-KEYS A 3.394%, 5/15/35 (l)§		350,000	350,222
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF 3.394%, 11/15/33 (l)§		565,000	564,565
BHMS Mortgage Trust,
Series 2018-ATLS A 3.644%, 7/15/35 (l)§		330,000	330,109
Braemar Hotels & Resorts Trust,
Series 2018-PRME A 3.214%, 6/15/35 (l)§		300,000	299,058
BX Commercial Mortgage Trust,
Series 2019-IMC A 3.440%, 4/15/34 (l)§		205,649	205,902
BX Trust,
Series 2018-EXCL A 3.482%, 9/15/37 (l)§		290,364	289,363
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4 3.544%, 11/15/50 (l)		470,000	496,982
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A 3.369%, 3/13/35§		630,000	657,362
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B 3.732%, 4/10/46 (l)		235,000	241,477
Series 2015-GC27 A5 3.137%, 2/10/48		596,977	617,621
Series 2016-C1 A4 3.209%, 5/10/49		606,000	628,783
COMM Mortgage Trust,
Series 2012-CR5 E 4.465%, 12/10/45 (l)§		250,000	241,832
Series 2013-SFS A1 1.873%, 4/12/35§		135,554	134,765
Series 2014-UBS4 A5 3.694%, 8/10/47		495,000	523,323
Series 2015-CR23 A4 3.497%, 5/10/48		300,000	315,858
Series 2015-CR26 ASB 3.373%, 10/10/48		3,000,000	3,100,838

See Notes to Financial Statements.

1352

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2015-DC1 A5 3.350%, 2/10/48	$400,000	$416,027
Series 2016-COR1 ASB 2.972%, 10/10/49	1,500,000	1,533,648
CSAIL Commercial Mortgage Trust,
Series 2015-C2 A4 3.504%, 6/15/57	121,432	127,044
Series 2015-C3 A4 3.718%, 8/15/48	302,887	320,510
Series 2015-C4 A4 3.808%, 11/15/48	400,000	426,405
DBWF Mortgage Trust,
Series 2018-GLKS A 3.420%, 11/19/35 (l)§	203,119	203,551
Great Wolf Trust,
Series 2017-WOLF A 3.244%, 9/15/34 (l)§	289,000	289,003
GS Mortgage Securities Corp. II,
Series 2013-KING A 2.706%, 12/10/27§	515,227	515,003
Series 2015-GC30 AAB 3.120%, 5/10/50	1,000,000	1,027,858
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A 3.203%, 2/10/29§	800,000	808,266
Series 2019-BOCA A 3.650%, 6/15/38 (l)§	303,566	303,765
GS Mortgage Securities Trust,
Series 2010-C1 A2 4.592%, 8/10/43§	4,623,000	4,689,064
Series 2012-GC6 B 5.840%, 1/10/45 (l)§	230,000	245,588
Series 2013-G1 A2 3.557%, 4/10/31 (l)§	507,108	519,058
Series 2014-GC18 C 5.157%, 1/10/47 (l)	350,000	364,630
Series 2018-GS9 A4 3.992%, 3/10/51 (l)	510,000	557,146
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2 D 5.786%, 11/15/43 (l)§	330,600	334,936
Series 2012-C6 E 5.320%, 5/15/45 (l)§	189,221	178,263
Series 2012-C8 AS 3.424%, 10/15/45§	400,000	409,669
Series 2012-C8 C 4.757%, 10/15/45 (l)§	405,000	419,763
Series 2012-LC9 E 4.529%, 12/15/47 (l)§	455,400	455,500
Series 2018-LAQ A 3.394%, 6/15/32 (l)§	981,552	982,448
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5 3.775%, 8/15/47	510,000	540,606
Series 2014-C22 XA 1.010%, 9/15/47 IO (l)	7,322,605	262,014
Series 2015-C31 A3 3.801%, 8/15/48	329,944	352,774
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7 XA 1.226%, 9/15/50 IO (l)	2,308,044	146,376

LSTAR Commercial Mortgage Trust,
Series 2016-4 A2 2.579%, 3/10/49§	271,069	271,766
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 A4 3.306%, 4/15/48	400,000	416,407
Series 2015-C27 ASB 3.557%, 12/15/47	800,000	832,256
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D 5.000%, 7/15/56	173,000	161,863
Series 2014-CPT B 3.560%, 7/13/29 (l)§	800,000	812,445
Series 2015-XLF2 SNMA 4.344%, 11/15/26 (b)(l)§	131,298	131,183
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§	4,590,000	4,655,820
Starwood Retail Property Trust,
Series 2014-STAR A 3.614%, 11/15/27 (l)§	517,496	515,775
UBS Commercial Mortgage Trust,
Series 2018-C10 A4 4.313%, 5/15/51	400,000	446,593
Series 2018-C8 A4 3.983%, 2/15/51	335,000	365,103
Series 2018-C9 A4 4.117%, 3/15/51 (l)	510,000	560,926
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5 2.850%, 12/10/45	465,583	473,651
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C 4.456%, 11/15/49 (l)	275,000	286,621
WFRBS Commercial Mortgage Trust,
Series 2013-C14 C 4.110%, 6/15/46 (l)	265,000	269,308
Series 2014-C25 A5 3.631%, 11/15/47	400,000	422,617

Total Commercial Mortgage-Backed Securities		36,355,569

Corporate Bonds (13.5%)
Communication Services (0.9%)
Diversified Telecommunication Services (0.3%)
Altice France SA
7.375%, 5/1/26§	500,000	512,500
AT&T, Inc.
3.400%, 6/15/22 (e)	76,000	77,998
3.600%, 2/17/23	150,000	155,655
3.400%, 5/15/25	625,000	641,854
3.600%, 7/15/25	320,000	331,896
4.125%, 2/17/26	313,000	333,263
4.350%, 3/1/29	1,115,000	1,200,442
CCO Holdings LLC
5.500%, 5/1/26§	173,000	180,837
Deutsche Telekom International Finance BV
2.225%, 1/17/20§	1,100,000	1,097,332
Telstra Corp. Ltd.
4.800%, 10/12/21§	800,000	842,288

See Notes to Financial Statements.

1353

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)

Verizon Communications, Inc.
4.862%, 8/21/46		$168,000	$195,264

			5,569,329

Media (0.4%)
Altice Financing SA
6.625%, 2/15/23§		1,000,000	1,025,000
Altice Finco SA
7.625%, 2/15/25§		200,000	191,500
Altice Luxembourg SA
7.625%, 2/15/25§		500,000	469,688
Charter Communications Operating LLC
4.464%, 7/23/22		800,000	837,088
4.908%, 7/23/25		1,600,000	1,736,592
Cox Communications, Inc.
2.950%, 6/30/23§		125,000	125,988
CSC Holdings LLC
6.750%, 11/15/21		65,000	69,631
5.375%, 2/1/28§		500,000	519,375
DISH DBS Corp.
7.875%, 9/1/19		900,000	906,750
Time Warner Cable LLC
5.000%, 2/1/20		867,000	878,683
4.500%, 9/15/42		290,000	269,905

			7,030,200

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA
6.625%, 10/15/26§		200,000	217,914
Sprint Communications, Inc.
7.000%, 8/15/20		800,000	827,000
Sprint Spectrum Co. LLC
3.360%, 9/20/21 (e)§		450,000	448,992
4.738%, 3/20/25§		340,000	353,600
Vodafone Group plc
3.750%, 1/16/24		800,000	836,401

			2,683,907

Total Communication Services			15,283,436

Consumer Discretionary (0.4%)
Auto Components (0.0%)
Panther BF Aggregator 2 LP
4.375%, 5/15/26§	EUR	175,000	205,295

Automobiles (0.3%)
Daimler Finance North America LLC
1.750%, 10/30/19§		$500,000	498,797
2.250%, 3/2/20§		775,000	773,697
3.100%, 5/4/20§		800,000	804,104
Volkswagen Group of America Finance LLC
2.450%, 11/20/19§		800,000	800,041
(ICE LIBOR USD 3 Month + 0.77%), 3.305%, 11/13/20 (k)§		700,000	702,694
3.875%, 11/13/20§		700,000	712,447
(ICE LIBOR USD 3 Month + 0.94%), 3.475%, 11/12/21 (k)§		700,000	705,274
4.000%, 11/12/21§		700,000	721,709

			5,718,763

Internet & Direct Marketing Retail (0.1%)
eBay, Inc.
2.600%, 7/15/22		700,000	701,803
Expedia Group, Inc.
3.800%, 2/15/28		281,000	285,887

			987,690

Total Consumer Discretionary			6,911,748

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 1/23/49		100,000	122,357
Bacardi Ltd.
4.450%, 5/15/25§		800,000	853,744
Constellation Brands, Inc.
2.250%, 11/6/20		1,000,000	997,615
Keurig Dr Pepper, Inc.
3.551%, 5/25/21		800,000	815,875
Pernod Ricard SA
4.250%, 7/15/22§		900,000	943,658

			3,733,249

Food & Staples Retailing (0.1%)
Woolworths Group Ltd.
4.550%, 4/12/21§		600,000	619,431

Food Products (0.4%)
Campbell Soup Co.
3.300%, 3/15/21		1,000,000	1,012,305
Danone SA
2.589%, 11/2/23§		900,000	904,356
Kraft Heinz Foods Co.
4.000%, 6/15/23		1,000,000	1,045,588
Minerva Luxembourg SA
5.875%, 1/19/28 (m)		200,000	200,000
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21§		700,000	693,748
Tyson Foods, Inc.
2.650%, 8/15/19		1,858,000	1,858,147
3.950%, 8/15/24		277,000	294,089
4.000%, 3/1/26		38,000	40,490
4.350%, 3/1/29		43,000	47,106

			6,095,829

Household Products (0.0%)
Spectrum Brands, Inc.
5.750%, 7/15/25		227,000	235,285

Tobacco (0.2%)
BAT Capital Corp.
2.764%, 8/15/22		1,000,000	1,000,809
BAT International Finance plc
3.250%, 6/7/22§		600,000	609,045
3.500%, 6/15/22§		600,000	613,216
Imperial Brands Finance plc
2.950%, 7/21/20§		700,000	701,618
Reynolds American, Inc.
6.875%, 5/1/20		160,000	165,360

			3,090,048

Total Consumer Staples			13,773,842

See Notes to Financial Statements.

1354

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)

Energy (0.8%)
Energy Equipment & Services (0.1%)
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21§		$86,947	$85,208
7.350%, 12/1/26 PIK§		222,522	135,553
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22 (m)		154,806	148,856
7.720%, 12/1/26 PIK (m)		633,803	154,382
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 7/29/19 (y)§		207,137	1,761
Transocean Poseidon Ltd.
6.875%, 2/1/27§		106,000	111,896

			637,656

Oil, Gas & Consumable Fuels (0.7%)
Antero Resources Corp.
5.125%, 12/1/22		47,000	45,120
Cenovus Energy, Inc.
5.700%, 10/15/19		33,462	33,704
3.000%, 8/15/22		225,000	225,335
Encana Corp.
3.900%, 11/15/21		415,000	425,035
Energy Transfer Operating LP
4.250%, 3/15/23		240,000	250,500
4.500%, 4/15/24		87,000	92,469
4.750%, 1/15/26		325,000	347,593
Eni SpA
4.250%, 5/9/29§		325,000	342,404
Enterprise Products Operating LLC
2.550%, 10/15/19		500,000	499,904
3.700%, 2/15/26		382,000	402,198
Hess Corp.
4.300%, 4/1/27		300,000	310,866
Kerr-McGee Corp.
6.950%, 7/1/24		400,000	468,444
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	201,008
Kinder Morgan, Inc.
3.150%, 1/15/23		375,000	381,473
Marathon Oil Corp.
3.850%, 6/1/25		210,000	217,767
Marathon Petroleum Corp.
5.125%, 12/15/26		150,000	165,160
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§		900,000	921,600
Noble Energy, Inc.
4.150%, 12/15/21		132,000	136,216
3.900%, 11/15/24		234,000	244,168
3.850%, 1/15/28		307,000	313,072
ONEOK, Inc.
4.350%, 3/15/29		208,000	221,760
Petrobras Global Finance BV
6.125%, 1/17/22 (x)		272,000	292,128
Petroleos Mexicanos
6.750%, 9/21/47		188,000	166,768
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 3.121%, 2/26/21 (k)		1,000,000	998,433
Plains All American Pipeline LP
2.850%, 1/31/23		397,000	396,363

3.850%, 10/15/23		175,000	180,536
3.600%, 11/1/24		314,000	319,659
Rio Oil Finance Trust
Series 2014-1 9.250%, 7/6/24§		307,752	341,220
9.250%, 7/6/24 (m)		307,753	341,221
Sabine Pass Liquefaction LLC
5.625%, 2/1/21 (e)		600,000	623,148
5.625%, 3/1/25		383,000	428,691
5.000%, 3/15/27		218,000	238,608
Sunoco LP
4.875%, 1/15/23		211,000	215,484
TransCanada PipeLines Ltd.
9.875%, 1/1/21		145,000	160,363
Western Midstream Operating LP
4.500%, 3/1/28		100,000	99,278
4.750%, 8/15/28		64,000	65,117
Williams Cos., Inc. (The)
4.125%, 11/15/20		172,000	175,146
4.500%, 11/15/23		675,000	721,034

			12,008,993

Total Energy			12,646,649

Financials (6.3%)
Banks (3.8%)
AIB Group plc
(ICE LIBOR USD 3 Month + 1.87%), 4.263%, 4/10/25 (k)§		330,000	340,123
Banco Espirito Santo SA
4.000%, 1/21/19 (h)(m)(r)	EUR	1,700,000	425,275
Banco Santander SA
3.500%, 4/11/22		$200,000	205,157
5.179%, 11/19/25		200,000	217,626
3.250%, 4/4/26 (m)	EUR	300,000	384,770
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.00%), 3.581%, 4/24/23 (k)		$600,000	604,266
4.100%, 7/24/23		900,000	960,433
4.125%, 1/22/24		1,700,000	1,816,562
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24 (k)		800,000	828,979
Series DD (ICE LIBOR USD 3 Month + 4.55%), 6.300%, 3/10/26 (k)(y)		83,000	92,545
Series L 3.950%, 4/21/25		850,000	890,310
Series Z (ICE LIBOR USD 3 Month + 4.17%), 6.500%, 10/23/24 (k)(y)		129,000	142,545
Bank of Nova Scotia (The)
2.500%, 1/8/21		87,000	87,311
Banque Federative du Credit Mutuel SA
2.750%, 10/15/20§		255,000	256,137
Barclays Bank plc
7.625%, 11/21/22		900,000	982,800

See Notes to Financial Statements.

1355

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)

(ICE LIBOR USD 6 Month + 1.73%), 6.860%, 6/15/32 (k)(y)§		$51,000	$58,415
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 4.655%, 8/10/21 (k)		1,300,000	1,329,935
3.684%, 1/10/23		925,000	937,271
(ICE LIBOR USD 3 Month + 1.43%), 3.948%, 2/15/23 (k)		700,000	694,853
(ICE LIBOR USD 3 Month + 1.40%), 4.610%, 2/15/23 (k)		900,000	930,947
(BPSW1 + 1.32%), 2.375%, 10/6/23 (k)(m)	GBP	400,000	508,081
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24 (k)		$200,000	206,472
3.250%, 2/12/27 (m)	GBP	500,000	647,684
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30 (k)		$200,000	203,946
BB&T Corp.
2.625%, 6/29/20		145,000	145,398
BNP Paribas SA
2.375%, 5/21/20		200,000	200,242
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25 (k)§		300,000	321,907
Citibank NA
3.050%, 5/1/20		1,100,000	1,105,526
2.850%, 2/12/21		500,000	503,536
(ICE LIBOR USD 3 Month + 0.60%), 2.844%, 5/20/22 (k)		1,000,000	1,008,098
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.96%), 3.540%, 4/25/22 (k)		2,100,000	2,118,690
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23 (k)(y)		115,000	118,881
3.875%, 3/26/25		722,000	750,883
Series Q (ICE LIBOR USD 3 Month + 4.10%), 5.950%, 8/15/20 (k)(y)		225,000	230,344
Commonwealth Bank of Australia
2.250%, 3/10/20§		346,000	345,772
2.300%, 3/12/20		250,000	249,925
Compass Bank
5.500%, 4/1/20		543,000	555,935
2.875%, 6/29/22		410,000	414,180
Cooperatieve Rabobank UA
6.875%, 3/19/20 (m)	EUR	600,000	714,869
(ICE LIBOR USD 3 Month + 0.43%), 3.016%, 4/26/21 (k)		$800,000	802,387
4.375%, 8/4/25		445,000	472,249
Credit Agricole SA
2.750%, 6/10/20§		250,000	250,995

3.375%, 1/10/22§		320,000	326,087
3.750%, 4/24/23§		800,000	829,937
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	829,253
3.800%, 6/9/23		255,000	263,994
3.750%, 3/26/25		1,800,000	1,871,799
Danske Bank A/S
5.375%, 1/12/24§		800,000	863,434
Dexia Credit Local SA
2.375%, 9/20/22§		1,400,000	1,414,829
Discover Bank
4.200%, 8/8/23		800,000	848,792
(USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28 (k)		250,000	258,994
HSBC Bank USA NA
4.875%, 8/24/20		250,000	256,785
HSBC Holdings plc
4.250%, 3/14/24		200,000	211,072
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26 (k)		201,000	213,384
ING Groep NV
(USD Swap Semi 5 Year + 5.12%), 6.875%, 4/16/22 (k)(m)(y)		200,000	210,240
JPMorgan Chase & Co.
4.400%, 7/22/20		1,121,000	1,145,393
(ICE LIBOR USD 3 Month + 0.61%), 3.012%, 6/18/22 (k)		1,000,000	1,003,296
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22 (k)		1,000,000	1,021,779
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)		400,000	410,903
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28 (k)		263,000	277,712
Series V (ICE LIBOR USD 3 Month + 3.32%), 5.000%, 10/1/19 (k)(y)		300,000	297,375
KeyBank NA
2.250%, 3/16/20		250,000	249,720
Lloyds Banking Group plc
3.100%, 7/6/21		400,000	404,498
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 2.769%, 3/7/25 (k)	AUD	1,100,000	756,404
4.000%, 3/7/25		1,300,000	957,824
4.450%, 5/8/25		$800,000	849,600
4.582%, 12/10/25		332,000	345,584
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		286,000	288,142
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.260%, 3/2/23 (k)		800,000	799,658
3.455%, 3/2/23		1,000,000	1,032,550

See Notes to Financial Statements.

1356

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24 (k)	$900,000	$945,569
MUFG Bank Ltd.
2.300%, 3/5/20§	200,000	199,771
National Australia Bank Ltd.
2.625%, 7/23/20	250,000	250,883
3.625%, 6/20/23 (x)	800,000	834,169
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.975%, 5/17/21 (k)§	800,000	798,960
PNC Bank NA
2.600%, 7/21/20	250,000	250,792
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21 (k)(y)	260,000	280,215
3.875%, 9/12/23	800,000	820,641
Santander Holdings USA, Inc.
4.400%, 7/13/27	405,000	423,029
Santander UK Group Holdings plc
2.875%, 8/5/21	800,000	801,414
3.571%, 1/10/23	331,000	337,068
Santander UK plc
5.000%, 11/7/23§	795,000	839,743
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 2.955%, 5/17/21 (k)§	800,000	802,516
3.250%, 5/17/21§	800,000	813,517
Societe Generale SA
4.250%, 9/14/23§	800,000	837,578
Standard Chartered plc
(USD Swap Semi 5 Year + 6.30%), 7.500%, 4/2/22 (k)(m)(y)	200,000	211,500
(ICE LIBOR USD 3 Month + 1.15%), 4.247%, 1/20/23 (k)§	800,000	826,329
5.200%, 1/26/24§	200,000	213,810
(ICE LIBOR USD 3 Month + 1.51%), 4.093%, 1/30/27 (k)(y)§	200,000	167,760
Svenska Handelsbanken AB
3.350%, 5/24/21	800,000	815,250
UBS Group Funding Switzerland AG
3.000%, 4/15/21§	1,000,000	1,008,473
4.125%, 9/24/25§	220,000	234,205
UniCredit SpA
7.830%, 12/4/23§	1,600,000	1,828,014
US Bancorp
Series J (ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27 (k)(y)	171,000	178,481
US Bank NA
3.150%, 4/26/21	1,000,000	1,016,815
Wells Fargo & Co.
3.069%, 1/24/23	318,000	322,938
(ICE LIBOR USD 3 Month + 1.23%), 3.813%, 10/31/23 (k)	1,600,000	1,630,263
3.750%, 1/24/24	314,000	329,905

Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.51%), 3.102%, 10/22/21 (k)	600,000	600,059
3.550%, 8/14/23	900,000	939,639

		61,860,604

Capital Markets (1.0%)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	700,000	703,170
Series E (ICE LIBOR USD 3 Month + 3.42%), 4.950%, 6/20/20 (k)(y)	309,000	311,704
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23 (k)§	900,000	907,314
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24 (k)§	1,000,000	1,048,089
Deutsche Bank AG
3.150%, 1/22/21	800,000	792,766
3.300%, 11/16/22	1,100,000	1,081,998
3.950%, 2/27/23	1,000,000	1,004,727
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	234,000	233,331
5.750%, 1/24/22	310,000	335,019
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22 (k)	1,100,000	1,106,026
3.200%, 2/23/23	800,000	817,169
3.850%, 7/8/24	315,000	330,290
3.750%, 5/22/25	234,000	244,226
Series D 6.000%, 6/15/20	243,000	251,090
Series P (ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22 (k)(y)	92,000	88,320
ING Bank NV
5.800%, 9/25/23§	385,000	425,592
Israel Electric Corp. Ltd.
Series 6 5.000%, 11/12/24 (m)	231,000	249,916
Morgan Stanley
2.500%, 4/21/21	1,000,000	1,001,432
(ICE LIBOR USD 3 Month + 1.18%), 3.772%, 1/20/22 (k)	700,000	707,390
5.000%, 11/24/25	300,000	332,190
3.125%, 7/27/26	800,000	813,898
4.350%, 9/8/26	891,000	953,234
Series J (ICE LIBOR USD 3 Month + 3.81%), 5.550%, 7/15/20 (k)(y)	30,000	30,330
S&P Global, Inc.
4.400%, 2/15/26	316,000	350,019
UBS AG
2.450%, 12/1/20§	900,000	900,060
7.625%, 8/17/22	960,000	1,076,400

		16,095,700

See Notes to Financial Statements.

1357

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)

Consumer Finance (0.8%)
AerCap Ireland Capital DAC
3.300%, 1/23/23		$800,000	$810,221
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 4.347%, 1/15/67 (b)(k)§		1,070,000	560,412
American Express Co.
3.375%, 5/17/21		800,000	815,247
3.400%, 2/27/23		1,000,000	1,036,530
Series C (ICE LIBOR USD 3 Month + 3.29%), 4.900%, 3/15/20 (k)(y)		125,000	123,437
Capital One Financial Corp.
3.300%, 10/30/24		398,000	408,227
Ford Motor Credit Co. LLC
2.459%, 3/27/20		800,000	797,357
2.425%, 6/12/20		800,000	797,785
3.200%, 1/15/21		1,700,000	1,709,435
5.875%, 8/2/21		236,000	248,858
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.93%), 3.527%, 4/13/20 (k)		900,000	902,875
3.200%, 7/13/20		1,100,000	1,103,910
3.550%, 7/8/22		800,000	812,459
5.100%, 1/17/24		243,000	259,862
4.000%, 1/15/25		55,000	55,838
4.300%, 7/13/25		70,000	72,171
Harley-Davidson Financial Services, Inc.
2.150%, 2/26/20§		800,000	796,104
2.400%, 6/15/20 (x)§		600,000	597,828
3.550%, 5/21/21§		800,000	811,393
Navient Corp.
6.625%, 7/26/21		260,000	275,600
Springleaf Finance Corp.
6.125%, 5/15/22		700,000	749,000
Synchrony Financial
4.500%, 7/23/25		326,000	342,217

			14,086,766

Diversified Financial Services (0.3%)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A 5.125%, 11/30/22§		275,723	282,175
GE Capital European Funding Unlimited Co.
2.250%, 7/20/20 (m)	EUR	600,000	698,389
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25		$365,000	369,255
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.35%), 3.086%, 4/26/21 (k)		700,000	704,087
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 0.38%), 2.694%, 6/30/21 (k)		900,000	902,198

NTT Finance Corp.
1.900%, 7/21/21 (m)		600,000	593,632
Private Export Funding Corp.
Series II 2.050%, 11/15/22		79,000	79,387
Synchrony Bank
3.650%, 5/24/21		1,000,000	1,019,773
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53 (k)		91,000	93,730
Waha Aerospace BV
3.925%, 7/28/20§		167,250	167,417

			4,910,043

Insurance (0.3%)
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 7.319%, 2/12/23 (k)§		1,335,684	1,352,380
Assurant, Inc.
4.200%, 9/27/23		1,000,000	1,041,638
Jackson National Life Global Funding
2.375%, 9/15/22§		900,000	899,631
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	242,160
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		100,000	163,120
New York Life Global Funding
1.950%, 2/11/20§		433,000	432,175
2.900%, 1/17/24§		900,000	921,016

			5,052,120

Thrifts & Mortgage Finance (0.1%)
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24 (k)§		1,000,000	1,020,624
4.000%, 9/14/26§		435,000	432,781

			1,453,405

Total Financials			103,458,638

Health Care (0.7%)
Biotechnology (0.2%)
AbbVie, Inc.
2.900%, 11/6/22		800,000	805,090
Biogen, Inc.
4.050%, 9/15/25		360,000	385,782
Celgene Corp.
2.875%, 2/19/21		800,000	805,632
2.250%, 8/15/21		900,000	897,132
Gilead Sciences, Inc.
2.550%, 9/1/20		414,000	414,972

			3,308,608

Health Care Equipment & Supplies (0.1%)
Becton Dickinson and Co.
3.734%, 12/15/24		90,000	94,365
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19		900,000	906,273
2.700%, 4/1/20		171,000	170,987

			1,171,625

See Notes to Financial Statements.

1358

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Health Care Providers & Services (0.2%)
Cigna Corp.
3.750%, 7/15/23§	$105,000	$109,315
4.125%, 11/15/25§	124,000	131,963
4.375%, 10/15/28§	165,000	177,901
CVS Health Corp.
3.125%, 3/9/20	800,000	802,750
3.700%, 3/9/23	900,000	931,324
4.100%, 3/25/25	205,000	216,185
4.300%, 3/25/28	205,000	216,046
HCA, Inc.
4.250%, 10/15/19	800,000	803,280
5.250%, 6/15/26	47,000	51,982
5.375%, 9/1/26	186,000	200,415

		3,641,161

Pharmaceuticals (0.2%)
Allergan Funding SCS
3.450%, 3/15/22	1,000,000	1,018,625
Bayer US Finance II LLC
3.875%, 12/15/23§	400,000	414,330
4.250%, 12/15/25§	1,000,000	1,057,066
Bayer US Finance LLC
2.375%, 10/8/19§	258,000	257,643
Mylan NV
3.750%, 12/15/20	600,000	603,480
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23§	390,000	417,005
Zoetis, Inc.
3.450%, 11/13/20	152,000	153,834

		3,921,983

Total Health Care		12,043,377

Industrials (1.0%)
Aerospace & Defense (0.1%)
Embraer Netherlands Finance BV
5.400%, 2/1/27	240,000	266,162
Rockwell Collins, Inc.
2.800%, 3/15/22	800,000	808,368
Textron, Inc.
3.875%, 3/1/25	100,000	104,105
TransDigm, Inc.
6.250%, 3/15/26§	127,000	132,715
United Technologies Corp.
3.950%, 8/16/25	301,000	324,191

		1,635,541

Air Freight & Logistics (0.0%)
XPO Logistics, Inc.
6.750%, 8/15/24§	175,000	186,156

Airlines (0.1%)
Delta Air Lines, Inc.
2.600%, 12/4/20	950,000	946,865
3.625%, 3/15/22	800,000	810,544

		1,757,409

Building Products (0.1%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§	1,100,000	1,096,485
CRH America Finance, Inc.
4.500%, 4/4/48§	1,000,000	982,760

		2,079,245

Commercial Services & Supplies (0.1%)
Brambles USA, Inc.
5.350%, 4/1/20§	700,000	713,901

Industrial Conglomerates (0.0%)
Alfa SAB de CV
5.250%, 3/25/24§	235,000	251,450
General Electric Co.
4.500%, 3/11/44	99,000	95,595

		347,045

Machinery (0.1%)
CNH Industrial Capital LLC
4.875%, 4/1/21	600,000	619,472
3.875%, 10/15/21	500,000	510,437
Komatsu Finance America, Inc.
2.437%, 9/11/22 (m)	1,000,000	996,816

		2,126,725

Road & Rail (0.2%)
Penske Truck Leasing Co. LP
3.200%, 7/15/20§	500,000	502,997
3.375%, 2/1/22§	800,000	814,947
4.875%, 7/11/22§	750,000	797,431
Rumo Luxembourg Sarl
5.875%, 1/18/25§	255,000	270,291

		2,385,666

Trading Companies & Distributors (0.2%)
Aircastle Ltd.
5.125%, 3/15/21	900,000	932,800
BOC Aviation Ltd.
2.750%, 9/18/22§	100,000	99,625
3.500%, 10/10/24§	700,000	711,813
International Lease Finance Corp.
5.875%, 8/15/22	500,000	545,589
Mitsubishi Corp.
2.625%, 7/14/22 (m)	800,000	802,646

		3,092,473

Transportation Infrastructure (0.1%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22§	245,000	250,053
Central Nippon Expressway Co. Ltd.
(ICE LIBOR USD 3 Month + 1.00%), 3.521%, 5/28/21 (k)(m)	1,600,000	1,613,920

		1,863,973

Total Industrials		16,188,134

Information Technology (0.7%)
Communications Equipment (0.0%)
CommScope, Inc.
5.500%, 3/1/24§	82,000	84,153
6.000%, 3/1/26§	110,000	112,750

		196,903

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.500%, 4/1/22	800,000	813,317

See Notes to Financial Statements.

1359

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)

IT Services (0.0%)
Total System Services, Inc.
4.000%, 6/1/23		$139,000	$144,842

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom Corp.
3.625%, 1/15/24		81,000	81,684
3.875%, 1/15/27		877,000	857,916
Broadcom, Inc.
3.625%, 10/15/24§		930,000	934,769
4.250%, 4/15/26§		130,000	131,617
KLA-Tencor Corp.
4.650%, 11/1/24		312,000	341,716
Lam Research Corp.
2.800%, 6/15/21		133,000	134,016
Microchip Technology, Inc.
3.922%, 6/1/21		900,000	916,096
Micron Technology, Inc.
4.975%, 2/6/26		700,000	735,766
NXP BV
4.625%, 6/15/22§		800,000	837,343

			4,970,923

Software (0.1%)
Oracle Corp.
1.900%, 9/15/21		1,000,000	995,239
VMware, Inc.
2.950%, 8/21/22		800,000	806,278

			1,801,517

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
4.420%, 6/15/21§		747,000	769,949
5.450%, 6/15/23§		800,000	863,937
6.020%, 6/15/26§		190,000	209,154
Hewlett Packard Enterprise Co.
2.100%, 10/4/19§		279,000	278,529
Seagate HDD Cayman
4.750%, 1/1/25		170,000	171,248
Western Digital Corp.
4.750%, 2/15/26		271,000	266,013

			2,558,830

Total Information Technology			10,486,332

Materials (0.3%)
Chemicals (0.3%)
DuPont de Nemours, Inc.
4.205%, 11/15/23		230,000	246,043
4.493%, 11/15/25		230,000	254,520
Eastman Chemical Co.
3.800%, 3/15/25		110,000	114,903
Incitec Pivot Finance LLC
6.000%, 12/10/19§		700,000	708,865
International Flavors & Fragrances, Inc.
3.400%, 9/25/20		800,000	808,234
LYB International Finance BV
4.000%, 7/15/23		345,000	363,139
Mexichem SAB de CV
4.875%, 9/19/22§		225,000	236,461

Syngenta Finance NV
3.698%, 4/24/20§		900,000	899,334
4.441%, 4/24/23§		700,000	724,535

			4,356,034

Metals & Mining (0.0%)
Glencore Funding LLC
4.125%, 5/30/23§		137,000	142,115
Vale Overseas Ltd.
6.250%, 8/10/26		179,000	202,883

			344,998

Paper & Forest Products (0.0%)
Suzano Austria GmbH
6.000%, 1/15/29§		243,000	265,478

Total Materials			4,966,510

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)
3.375%, 5/15/24		1,000,000	1,028,575
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27		800,000	812,661
Crown Castle International Corp. (REIT)
2.250%, 9/1/21		500,000	497,740
4.875%, 4/15/22		656,000	696,273
3.700%, 6/15/26		800,000	827,413
EPR Properties (REIT)
4.500%, 4/1/25		800,000	843,910
GLP Capital LP (REIT)
5.250%, 6/1/25		600,000	640,404
Host Hotels & Resorts LP (REIT)
Series D 3.750%, 10/15/23		12,000	12,331
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,700,000	1,820,524
Mid-America Apartments LP (REIT)
3.600%, 6/1/27		800,000	825,747
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		800,000	854,353
Washington Prime Group LP (REIT)
5.950%, 8/15/24 (e)(x)		400,000	379,000
WEA Finance LLC (REIT)
3.250%, 10/5/20§		800,000	807,028
Welltower, Inc. (REIT)
4.000%, 6/1/25		230,000	242,787

			10,288,746

Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24 (m)	EUR	700,000	813,285
Tesco Property Finance 5 plc
5.661%, 10/13/41 (m)	GBP	491,266	801,829

			1,615,114

Total Real Estate			11,903,860

See Notes to Financial Statements.

1360

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)

Utilities (0.8%)
Electric Utilities (0.6%)
Chugoku Electric Power Co., Inc. (The)
2.701%, 3/16/20 (m)		$800,000	$798,919
Duke Energy Corp.
5.050%, 9/15/19		700,000	703,199
(ICE LIBOR USD 3 Month + 0.50%), 3.028%, 5/14/21 (b)(k)§		800,000	802,044
3.050%, 8/15/22		600,000	610,824
3.750%, 4/15/24		600,000	635,250
Electricite de France SA
2.350%, 10/13/20§		900,000	900,237
Enel Chile SA
4.875%, 6/12/28		226,000	246,905
Entergy Arkansas LLC
3.750%, 2/15/21		1,530,000	1,559,824
Genneia SA
8.750%, 1/20/22§		121,000	110,450
NextEra Energy Capital Holdings, Inc.
2.900%, 4/1/22		900,000	914,017
Series H 3.342%, 9/1/20		1,000,000	1,011,499
Perusahaan Listrik Negara PT
5.450%, 5/21/28§		331,000	366,996
Southern Co. (The)
2.350%, 7/1/21		1,000,000	998,393
Terraform Global Operating LLC
6.125%, 3/1/26 (b)§		70,000	70,350

			9,728,907

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		800,000	824,293
SGSP Australia Assets Pty. Ltd.
3.300%, 4/9/23 (e)(m)		1,000,000	1,058,734

			1,883,027

Independent Power and Renewable Electricity Producers (0.0%)
Exelon Generation Co. LLC
2.950%, 1/15/20		259,000	259,310

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	306,471

Total Utilities			12,177,715

Total Corporate Bonds			219,840,241

Foreign Government Securities (2.4%)
Arab Republic of Egypt
6.125%, 1/31/22§		210,000	217,087
Iraq Government AID Bond
2.149%, 1/18/22		7,460,000	7,498,329
Japan Bank for International Cooperation
2.375%, 7/21/22		800,000	808,362
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	905,019
Japanese Government CPI Linked Bonds
0.100%, 3/10/27 TIPS	JPY	171,130,396	1,651,361
Kingdom of Jordan
2.578%, 6/30/22		$7,191,000	7,308,932

Kingdom of Spain
1.400%, 7/30/28 (m)	EUR	1,013,000	1,262,947
0.600%, 10/31/29 (m)		2,100,000	2,422,582
1.850%, 7/30/35 (m)		1,600,000	2,081,762
Republic of Argentina
(ARLLMONP + 0.00%), 65.954%, 6/21/20 (k)	ARS	570,000	13,083
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 52.006%, 4/3/22 (k)		150,000	3,044
Republic of Panama
9.375%, 4/1/29		$190,000	285,119
State of Qatar
4.500%, 4/23/28§		900,000	1,005,750
5.103%, 4/23/48§		800,000	953,250
Tokyo Metropolitan Government Bond
2.500%, 6/8/22§		1,400,000	1,413,811
Ukraine Government AID Bonds
1.471%, 9/29/21		11,300,000	11,163,270

Total Foreign Government Securities			38,993,708

Loan Participation (0.1%)
Industrials (0.1%)
Trading Companies & Distributors (0.1%)
AerCap Holdings NV
(ICE LIBOR USD 3 Month + 1.75%), 4.080%, 10/6/23 (k)		2,500,000	2,496,528

Total Industrials			2,496,528

Total Loan Participation			2,496,528

Mortgage-Backed Securities (6.5%)
FHLMC
4.670%, 11/1/31 (l)		2,870	3,001
5.500%, 1/1/35		61,516	68,630
5.500%, 7/1/35		43,666	48,487
4.000%, 7/1/44		466,616	492,520
4.000%, 2/1/46		593,126	625,312
4.000%, 7/1/48		177,243	183,773
4.000%, 8/1/48		626,488	657,987
4.000%, 9/1/48		734,869	761,943
4.500%, 10/1/48		561,544	598,109
4.000%, 11/1/48		251,069	263,928
4.500%, 11/1/48		1,339,118	1,427,258
5.000%, 11/1/48		374,039	402,244
4.000%, 12/1/48		464,048	487,380
FNMA
5.000%, 2/1/24 (l)		157	164
4.708%, 1/1/28 (l)		15,715	16,216
2.416%, 3/1/33 (l)		20,411	20,149
4.611%, 1/1/36 (l)		247,428	258,931
4.573%, 2/1/37 (l)		56,616	59,019
4.613%, 12/1/40 (l)		5,307	5,500
GNMA
3.750%, 7/20/27 (l)		1,175	1,196
3.000%, 5/15/43		301,604	309,127
3.000%, 7/15/45		670,346	685,809
3.000%, 5/20/46		550,948	563,532
3.500%, 7/15/49 TBA		1,000,000	1,033,203

See Notes to Financial Statements.

1361

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

5.000%, 7/15/49 TBA	$3,200,000	$3,345,000
3.000%, 8/15/49 TBA	1,800,000	1,836,352
4.000%, 8/15/49 TBA	23,000,000	23,845,429
UMBS
9.000%, 8/1/26	751	836
2.500%, 5/1/30	14,158	14,286
2.500%, 8/1/31	508,595	513,190
2.500%, 11/1/31	870,741	878,608
2.500%, 12/1/31	288,959	291,479
2.500%, 1/1/32	630,144	635,640
2.500%, 2/1/32	31,506	31,781
5.500%, 4/1/33	55,052	60,996
5.500%, 7/1/33	54,847	60,746
5.500%, 4/1/34	29,195	32,405
5.500%, 5/1/34	20,501	22,756
5.500%, 11/1/34	85,668	95,336
5.500%, 2/1/35	317,225	352,538
4.500%, 8/1/35	30,698	33,047
5.000%, 10/1/35	25,270	27,597
5.000%, 7/1/36	29,933	32,686
4.500%, 7/1/37	8,843	9,515
4.500%, 8/1/37	10,870	11,715
4.500%, 4/1/38	79,901	85,792
4.500%, 2/1/39	367,494	394,587
4.500%, 3/1/39	424,626	455,930
4.500%, 4/1/39	237,456	254,962
4.500%, 5/1/39	4,270	4,585
4.500%, 6/1/39	38,216	41,034
4.500%, 7/1/39	376,361	405,572
5.000%, 12/1/39	83,528	90,575
4.500%, 1/1/40	41,726	44,802
4.000%, 12/1/40	281,851	296,959
4.500%, 3/1/41	36,457	39,008
4.500%, 5/1/41	4,472	4,829
4.500%, 7/1/41	3,430	3,681
4.500%, 9/1/42	143,453	154,028
4.500%, 11/1/42	55,618	59,718
4.000%, 10/1/43	1,095,244	1,156,007
3.000%, 5/1/45	126,883	128,805
3.000%, 8/1/45	995,319	1,010,394
3.500%, 9/1/47	905,542	931,879
3.500%, 11/1/47	633,787	652,220
3.500%, 12/1/47	1,183,167	1,217,578
3.500%, 2/1/48	2,754,497	2,835,469
3.500%, 3/1/48	2,006,081	2,081,351
3.500%, 4/1/48	1,769,556	1,829,316
3.500%, 5/1/48	1,439,155	1,492,704
4.000%, 8/1/48	414,562	435,521
4.000%, 9/1/48	801,904	841,693
4.500%, 9/1/48	1,654,698	1,761,303
4.000%, 12/1/48	434,814	456,389
4.000%, 6/1/49	845,000	888,314
UMBS, 30 Year, Single Family
4.000%, 7/25/49 TBA	1,225,000	1,266,057
4.000%, 8/25/49 TBA	22,200,000	22,944,046
3.000%, 9/25/49 TBA	20,000,000	20,139,062

Total Mortgage-Backed Securities		105,509,526

Municipal Bonds (0.1%)
City Of Chicago General Obligation Bonds, Taxable
Series 2015 B 7.750%, 1/1/42	100,000	112,929
City of Chicago Taxable General Obligation Bonds,
Series 2008A 5.630%, 1/1/22	475,000	485,350
County of Los Angeles Public Works Financing Authority, Revenue Bonds,
Series 2010-B 5.841%, 8/1/21	255,000	274,176
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H 5.235%, 5/15/22	955,000	1,037,741

Total Municipal Bonds		1,910,196

U.S. Government Agency Securities (31.6%)
FFCB
2.230%, 4/5/21	4,000,000	4,028,321
2.540%, 4/5/21	50,000,000	50,623,020
2.700%, 8/27/21	4,300,000	4,382,708
2.850%, 9/20/21	3,500,000	3,577,415
3.000%, 10/19/21	5,000,000	5,142,611
1.950%, 11/2/21	5,450,000	5,467,472
2.550%, 3/1/22	4,370,000	4,454,221
FHLB
4.125%, 12/13/19	50,000	50,420
2.125%, 2/11/20	10,000,000	9,998,489
4.125%, 3/13/20	6,819,000	6,916,272
2.625%, 5/28/20	53,545,000	53,854,147
4.625%, 9/11/20	1,025,000	1,059,445
1.375%, 9/28/20	72,365,000	71,942,967
3.625%, 3/12/21	9,050,000	9,321,794
5.625%, 6/11/21	150,000	160,896
1.875%, 7/7/21	635,000	635,358
2.500%, 2/13/24	2,365,000	2,438,634
2.750%, 12/13/24	17,950,000	18,751,850
3.250%, 11/16/28	5,410,000	5,884,725
FHLMC
2.000%, 7/30/19	64,000	63,981
1.250%, 10/2/19	1,430,000	1,426,424
1.375%, 5/1/20	30,198,000	30,036,867
2.375%, 1/13/22	46,804,000	47,495,510
2.750%, 6/19/23 (x)	34,032,000	35,299,760
Financing Corp.
8.600%, 9/26/19	30,000	30,448
FNMA
1.625%, 1/21/20	5,581,000	5,564,013
1.500%, 7/30/20	23,405,000	23,331,124
2.875%, 10/30/20	5,167,000	5,233,111
1.500%, 11/30/20	10,455,000	10,399,658
1.375%, 2/26/21	40,097,000	39,807,351
2.500%, 4/13/21	11,000,000	11,136,535
2.750%, 6/22/21	2,327,000	2,370,401
2.875%, 9/12/23	18,290,000	19,075,746
2.500%, 2/5/24	3,545,000	3,652,924
1.875%, 9/24/26	16,816,000	16,620,041

See Notes to Financial Statements.

1362

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

NCUA Guaranteed Notes
3.450%, 6/12/21	$20,000	$20,527
Resolution Funding Corp.
0.000%, 7/15/20 STRIPS	4,157,000	4,075,803
Tennessee Valley Authority
3.875%, 2/15/21	818,000	844,060
1.875%, 8/15/22	850,000	851,200

Total U.S. Government Agency Securities		516,026,249

U.S. Treasury Obligations (44.8%)
U.S. Treasury Bonds
8.125%, 5/15/21	355,000	395,782
8.000%, 11/15/21	265,000	302,907
6.125%, 11/15/27	4,347,000	5,747,719
5.375%, 2/15/31	135,000	181,280
4.500%, 2/15/36	490,600	647,155
4.250%, 5/15/39	200,000	261,566
4.375%, 11/15/39	200,000	265,856
4.625%, 2/15/40	4,400,300	6,040,099
4.375%, 5/15/40	1,000,000	1,331,250
3.750%, 8/15/41	94,000	115,401
3.000%, 5/15/42	1,010,500	1,106,276
2.875%, 5/15/43	1,900,000	2,031,872
3.625%, 8/15/43	3,827,300	4,619,132
3.750%, 11/15/43	421,000	518,317
3.625%, 2/15/44	1,055,000	1,274,770
3.125%, 8/15/44	4,359,100	4,862,985
3.000%, 11/15/44	483,700	528,382
3.000%, 5/15/45	638,000	697,703
2.875%, 8/15/45	1,725,000	1,843,756
2.500%, 5/15/46	1,429,700	1,421,479
2.250%, 8/15/46	270,000	255,049
3.000%, 5/15/47 (z)	7,588,000	8,311,113
3.000%, 2/15/48	1,898,100	2,079,131
3.375%, 11/15/48	260,000	306,069
3.000%, 2/15/49	761,500	836,484
2.875%, 5/15/49 (z)	5,400,000	5,793,525
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/42 TIPS	1,696,410	1,702,202
1.375%, 2/15/44 TIPS	438,596	497,663
0.875%, 2/15/47 TIPS	952,776	970,603
1.000%, 2/15/48 TIPS	1,450,820	1,525,650
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/21 TIPS	2,436,800	2,413,879
0.125%, 7/15/22 TIPS	4,626,509	4,611,075
0.375%, 7/15/25 TIPS	2,131,297	2,154,308
0.625%, 1/15/26 TIPS	2,688,725	2,752,204
0.125%, 7/15/26 TIPS	1,258,543	1,249,468
0.375%, 7/15/27 TIPS	1,149,148	1,159,526
0.750%, 7/15/28 TIPS	7,859,346	8,188,088
0.875%, 1/15/29 TIPS (z)	9,209,746	9,693,618
U.S. Treasury Notes
2.000%, 11/30/20	392,000	392,845
2.500%, 1/31/21	1,275,000	1,288,402
2.000%, 2/28/21	10,138,000	10,168,572
2.250%, 3/31/21#	7,450,000	7,508,203
3.125%, 5/15/21	785,000	804,269
2.125%, 9/30/21 (z)	8,100,000	8,168,850
1.750%, 5/15/22	13,639,000	13,648,696
1.750%, 5/31/22	40,509,800	40,538,282

1.875%, 7/31/22	17,030,500	17,106,739
1.875%, 10/31/22	11,594,000	11,650,159
2.000%, 11/30/22	1,924,000	1,941,481
2.125%, 12/31/22	19,062,000	19,322,762
2.000%, 2/15/23	32,925,000	33,236,500
1.750%, 5/15/23	10,064,000	10,070,055
1.625%, 5/31/23	13,213,000	13,160,974
2.500%, 8/15/23	15,093,000	15,550,389
2.125%, 11/30/23	1,696,000	1,723,017
2.250%, 12/31/23	41,188,000	42,077,080
2.500%, 1/31/24	1,763,900	1,821,792
2.750%, 2/15/24	27,247,000	28,453,958
2.125%, 3/31/24	12,217,000	12,420,966
2.500%, 5/15/24	47,961,000	49,613,405
2.125%, 7/31/24 (z)	10,000,000	10,169,453
2.375%, 8/15/24	11,385,700	11,717,575
2.125%, 9/30/24	4,700,000	4,779,386
2.250%, 11/15/24	19,785,000	20,243,919
2.000%, 2/15/25	23,552,800	23,790,537
2.125%, 5/15/25	30,428,000	30,941,235
2.000%, 8/15/25	2,219,900	2,240,902
2.250%, 11/15/25	21,330,500	21,843,100
1.625%, 5/15/26	738,500	726,759
1.500%, 8/15/26	10,635,000	10,364,888
2.000%, 11/15/26	10,469,300	10,548,556
2.250%, 2/15/27	12,748,000	13,063,712
2.250%, 8/15/27	26,294,000	26,928,343
2.250%, 11/15/27	11,532,000	11,805,615
2.750%, 2/15/28	11,215,000	11,924,349
2.875%, 5/15/28	5,240,000	5,626,613
2.875%, 8/15/28	7,089,000	7,618,239
3.125%, 11/15/28	12,759,300	13,995,158
2.625%, 2/15/29	48,413,800	51,054,623
2.375%, 5/15/29	12,498,000	12,915,902

Total U.S. Treasury Obligations		731,659,602

Total Long-Term Debt Securities (104.5%) (Cost $1,669,414,574)		1,706,226,823

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*	2	16

Total Consumer Staples		16

Financials (0.0%)
Diversified Financial Services (0.0%)
Jefferies Financial Group, Inc.	29	558

Total Financials		558

Total Common Stock (0.0%) (Cost $—)		574

See Notes to Financial Statements.

1363

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)

SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.1%)
Barclays Bank plc
(ICE LIBOR USD 3 Month + 0.40%), 2.98%, 10/25/19 (k)		$900,000	$899,942

Foreign Government Treasury Bills (0.2%)
Japan Treasury Bills
31.25%, 7/1/19 (p)	JPY	400,000,000	3,706,885

Repurchase Agreements (1.7%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $7,001,517, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $7,140,001. (xx)		$7,000,000	7,000,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $5,001,146, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $5,100,065. (xx)		5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $500,234, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $510,000. (xx)		500,000	500,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $9,049,880, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $9,230,879. (xx)		9,047,995	9,047,995
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $5,002,489, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $5,471,560. (xx)		5,000,000	5,000,000

NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $1,600,337, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $1,638,457. (xx)		$1,600,000	$1,600,000

Total Repurchase Agreements			28,147,995

Total Short-Term Investments (2.0%) (Cost $32,685,516)			32,754,822

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-BTP 08/23/2019 at EUR 153.00, American Style Notional Amount: EUR 1,500,000 Exchange Traded*		15	170
Euro-OAT 08/23/2019 at EUR 178.00, American Style Notional Amount: EUR 3,200,000 Exchange Traded*		32	364
U.S. Treasury 30 Year Bond 08/23/2019 at USD 195.00, American Style Notional Amount: USD 3,100,000 Exchange Traded*		31	—
U.S. Treasury 30 Year Bond 08/23/2019 at USD 194.00, American Style Notional Amount: USD 2,700,000 Exchange Traded*		27	—

			534

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 08/23/2019 at EUR 151.50, American Style Notional Amount: EUR 5,100,000 Exchange Traded*		51	580
U.S. Treasury 10 Year Note 08/23/2019 at USD 111.00, American Style Notional Amount: USD 4,100,000 Exchange Traded*		41	—
U.S. Treasury 10 Year Note 08/23/2019 at USD 110.00, American Style Notional Amount: USD 7,100,000 Exchange Traded*		71	—
U.S. Treasury 10 Year Note 08/23/2019 at USD 110.50, American Style Notional Amount: USD 5,500,000 Exchange Traded*		55	—

See Notes to Financial Statements.

1364

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Contracts	Value (Note 1)

U.S. Treasury 5 Year Note 08/23/2019 at USD 106.25, American Style Notional Amount: USD 8,600,000 Exchange Traded*	86	$—
U.S. Treasury 5 Year Note 08/23/2019 at USD 106.50, American Style Notional Amount: USD 17,200,000 Exchange Traded*	172	—
U.S. Treasury 5 Year Note 08/23/2019 at USD 106.75, American Style Notional Amount: USD 15,200,000 Exchange Traded*	152	—

		580

Total Options Purchased (0.0%) (Cost $6,631)		1,114

Total Investments Before Securities Sold Short (106.5%) (Cost $1,702,106,721)		1,738,983,333

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Security (-0.4%)
UMBS, 30 Year, Single Family
3.500%, 8/25/49 TBA	$(6,300,000)	$(6,439,535)

Total Securities Sold Short (-0.4%) (Proceeds Received $6,424,031)		(6,439,535)

Total Investments after Securities Sold Short (106.1%) (Cost $1,695,682,690)		1,732,543,798
Other Assets Less Liabilities (-6.1%)		(99,441,787)

Net Assets (100%)		$1,633,102,011

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $115,921,779 or 7.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $518,016.
(b)	Rule 144A Illiquid Security. At June 30, 2019, the market value of these securities amounted to $1,682,771 or 0.1% of net assets.
(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $21,454,143 or 1.3% of net assets.

(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $28,618,154. This was collateralized by $1,214,946 of various U.S. Government Treasury Securities, ranging from 2.500% - 3.625%, maturing 2/15/21 - 11/15/47 and by cash of $28,147,995 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2019.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARLLMONP	—	Argentina Blended Policy Rate
ARM	—	Adjustable Rate Mortgage
ARS	—	Argentinian Nuevo peso
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EUR	—	European Currency Unit
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NCUA	—	National Credit Union Administration
PIK	—	Payment-in Kind Security
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

See Notes to Financial Statements.

1365

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	35	9/2019	EUR	6,874,792	93,932
U.S. Treasury 2 Year Note	20	9/2019	USD	4,303,594	12,256
U.S. Treasury 5 Year Note	638	9/2019	USD	75,383,688	1,077,550
U.S. Treasury 10 Year Note	299	9/2019	USD	38,262,656	664,461
U.S. Treasury 10 Year Ultra Note	19	9/2019	USD	2,624,375	36,817
U.S. Treasury Ultra Bond	12	9/2019	USD	2,130,750	65,498

					1,950,514

Short Contracts
Australia 10 Year Bond	(145)	9/2019	AUD	(14,623,188)	(85,881)
Australia 3 Year Bond	(15)	9/2019	AUD	(1,211,011)	(2,666)
Canada 10 Year Bond	(21)	9/2019	CAD	(2,292,032)	(30,353)
Euro-OAT	(40)	9/2019	EUR	(7,498,947)	(151,171)
Japan 10 Year Bond	(37)	9/2019	JPY	(52,798,312)	(161,180)
Japan 10 Year Bond Mini	(12)	9/2019	JPY	(1,712,934)	(4,062)
Long Gilt	(133)	9/2019	GBP	(22,008,106)	(245,545)

					(680,858)

					1,269,656

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,062,000	USD	2,138,343	Bank of America	7/2/2019	11,334
CAD	3,781,835	USD	2,803,500	Bank of America	7/2/2019	84,389
CAD	2,789,000	USD	2,081,120	Barclays Bank plc	7/2/2019	48,620
CAD	4,698,000	USD	3,511,874	JPMorgan Chase Bank	7/2/2019	75,618
EUR	162,000	USD	181,611	Goldman Sachs Bank USA	7/2/2019	2,600
EUR	1,160,000	USD	1,310,966	JPMorgan Chase Bank	7/10/2019	8,966
MXN	45,882,000	USD	2,330,396	JPMorgan Chase Bank	8/14/2019	42,534
GBP	4,118,000	USD	5,227,472	Barclays Bank plc	8/15/2019	13,525
JPY	511,700,000	USD	4,761,386	Goldman Sachs Bank USA	8/15/2019	936
JPY	77,700,000	USD	713,839	JPMorgan Chase Bank	8/15/2019	9,304
USD	3,414,363	GBP	2,667,000	Bank of America	8/15/2019	20,061
USD	231,683	GBP	182,000	Barclays Bank plc	8/15/2019	51
USD	9,645,581	GBP	7,473,000	JPMorgan Chase Bank	8/15/2019	134,661

Total unrealized appreciation						452,599

USD	2,120,617	AUD	3,062,000	Bank of America	7/2/2019	(29,060)
USD	8,456,116	CAD	11,304,984	Bank of America	7/2/2019	(176,609)
USD	130,105	EUR	116,000	Bank of America	7/2/2019	(1,798)
USD	4,184,232	EUR	3,738,000	Barclays Bank plc	7/2/2019	(66,248)
USD	60,884	EUR	54,000	Goldman Sachs Bank USA	7/2/2019	(520)
USD	2,324,430	EUR	2,075,000	JPMorgan Chase Bank	7/2/2019	(35,053)
USD	559,985	EUR	493,279	Citibank NA	7/10/2019	(1,303)
USD	2,529,190	EUR	2,250,778	Deutsche Bank AG	7/10/2019	(31,908)
USD	5,353,559	JPY	583,559,027	Citibank NA	7/29/2019	(70,743)
USD	2,140,580	AUD	3,062,000	Bank of America	8/2/2019	(11,501)
USD	6,631,842	EUR	5,821,000	Bank of America	8/2/2019	(4,744)
USD	88,395	MXN	1,720,000	Bank of America	8/14/2019	(560)
USD	3,390	MXN	65,611	Barclays Bank plc	8/14/2019	(3)
USD	262,610	MXN	5,223,389	Goldman Sachs Bank USA	8/14/2019	(7,534)
USD	1,955,563	MXN	38,873,000	JPMorgan Chase Bank	8/14/2019	(54,874)

See Notes to Financial Statements.

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	3,789,000	USD	4,957,171	JPMorgan Chase Bank	8/15/2019	(134,895)
JPY	425,300,000	USD	3,960,576	Barclays Bank plc	8/15/2019	(2,366)
USD	1,363,937	GBP	1,072,000	Barclays Bank plc	8/15/2019	(402)
USD	1,221,206	JPY	133,000,000	Goldman Sachs Bank USA	8/15/2019	(16,607)
USD	285,538	MYR	1,188,496	Barclays Bank plc**	9/18/2019	(1,677)

Total unrealized depreciation						(648,405)

Net unrealized depreciation						(195,806)

**	Non-deliverable forward.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$29,672,074	$—	$29,672,074
Collateralized Mortgage Obligations	—	23,763,130	—	23,763,130
Commercial Mortgage-Backed Securities	—	36,355,569	—	36,355,569
Common Stocks
Consumer Staples	16	—	—	16
Financials	558	—	—	558
Corporate Bonds
Communication Services	—	15,283,436	—	15,283,436
Consumer Discretionary	—	6,911,748	—	6,911,748
Consumer Staples	—	13,773,842	—	13,773,842
Energy	—	12,646,649	—	12,646,649
Financials	—	103,033,363	425,275	103,458,638
Health Care	—	12,043,377	—	12,043,377
Industrials	—	16,188,134	—	16,188,134
Information Technology	—	10,486,332	—	10,486,332
Materials	—	4,966,510	—	4,966,510
Real Estate	—	11,903,860	—	11,903,860
Utilities	—	12,177,715	—	12,177,715
Foreign Government Securities	—	38,993,708	—	38,993,708
Forward Currency Contracts	—	452,599	—	452,599
Futures	1,950,514	—	—	1,950,514
Loan Participation
Industrials	—	2,496,528	—	2,496,528
Mortgage-Backed Securities	—	105,509,526	—	105,509,526
Municipal Bonds	—	1,910,196	—	1,910,196

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Options Purchased
Call Options Purchased	$534	$—	$—	$534
Put Options Purchased	580	—	—	580
Short-Term Investments
Certificate of Deposit	—	899,942	—	899,942
Foreign Government Treasury Bills	—	3,706,885	—	3,706,885
Repurchase Agreements	—	28,147,995	—	28,147,995
U.S. Government Agency Securities	—	516,026,249	—	516,026,249
U.S. Treasury Obligations	—	731,659,602	—	731,659,602

Total Assets	$1,952,202	$1,739,008,969	$425,275	$1,741,386,446

Liabilities:
Forward Currency Contracts	—	(648,405)	—	(648,405)
Futures	(680,858)	—	—	(680,858)
Mortgage-Backed Securities	—	(6,439,535)	—	(6,439,535)

Total Liabilities	$(680,858)	$(7,087,940)	$—	$(7,768,798)

Total	$1,271,344	$1,731,921,029	$425,275	$1,733,617,648

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,951,628	*
Foreign exchange contracts	Receivables	452,599

Total		$2,404,227

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(680,858	)*
Foreign exchange contracts	Payables	(648,405)

Total		$(1,329,263)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$35,613	$(3,113,970)	$—	$(3,078,357)
Foreign exchange contracts	—	—	82,984	82,984

Total	$35,613	$(3,113,970)	$82,984	$(2,995,373)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$348	$2,915,486	$—	$2,915,834
Foreign exchange contracts	—	—	155,302	155,302

Total	$348	$2,915,486	$155,302	$3,071,136

^ This Portfolio held forward foreign currency, futures contracts and options contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $78,597,000, futures contracts with an average notional balance of approximately $367,360,000, and option contracts with an average notional balance of approximately $16,000 respectively, during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$115,784	$(115,784)	$—	$—
Barclays Bank plc	62,196	(62,196)	—	—
Goldman Sachs Bank USA	3,536	(3,536)	—	—
JPMorgan Chase Bank	271,083	(224,822)	—	46,261

Total	$452,599	$(406,338)	$—	$46,261

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$224,272	$(115,784)	$—	$108,488
Barclays Bank plc	70,696	(62,196)	—	8,500
Citibank NA	72,046	—	—	72,046
Deutsche Bank AG	31,908	—	—	31,908
Goldman Sachs Bank USA	24,661	(3,536)	—	21,125
JPMorgan Chase Bank	224,822	(224,822)	—	–

Total	$648,405	$(406,338)	$—	$242,067

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas SA	2.58%	6/12/2019	7/24/2019	$(10,106,250)	$(10,112,248)
BNP Paribas SA	2.62	6/17/2019	7/30/2019	(2,921,063)	(2,920,769)
BNP Paribas SA	2.64	6/24/2019	8/6/2019	(5,757,961)	(5,770,170)
BNP Paribas SA	2.64	6/24/2019	8/6/2019	(504,531)	(504,874)
BNP Paribas SA	2.80	6/28/2019	7/1/2019	(2,785,250)	(2,785,293)

					$(22,093,354)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2019, was approximately $18,704,000 at a weighted average interest rate of 2.64%.
(2)	Payable for sale-buyback transactions includes $18,299 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	June 30, 2019
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$5,706,062	$—	$—	$5,706,062
U.S. Treasury Notes	—	10,112,248	6,275,044	—	16,387,292

Total Borrowings	$—	$15,818,310	$6,275,044	$—	$22,093,354

Gross amount of recognized liabilities for sale-buybacks					$22,093,354

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2019:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas SA	$(22,093,354)	$22,186,378	$—	$93,024

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,419,511,345
Long-term U.S. government debt securities	269,416,358

$1,688,927,703

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,420,845,527
Long-term U.S. government debt securities	274,361,419

$1,695,206,946

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,136,205
Aggregate gross unrealized depreciation	(7,450,885)

Net unrealized appreciation	$34,685,320

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,698,932,328

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,673,958,726)	$1,710,835,338
Repurchase Agreements (Cost $28,147,995)	28,147,995
Cash	6,914,330
Foreign cash (Cost $1,116,224)	1,091,055
Cash held as collateral at broker for futures	1,114,464
Receivable for forward settling transactions	169,812,387
Receivable for securities sold	25,972,126
Dividends, interest and other receivables	8,976,724
Due from Custodian	2,100,844
Unrealized appreciation on forward foreign currency contracts	452,599
Due from broker for futures variation margin	325,127
Receivable for Portfolio shares sold	111,979
Securities lending income receivable	6,731
Other assets	17,074

Total assets	1,955,878,773

LIABILITIES
Payable for forward settling transactions	236,948,707
Payable for return of collateral on securities loaned	28,147,995
Payable for securities purchased	25,788,605
Payable for sale-buyback financing transactions	22,093,354
Securities sold short (Proceeds received $6,424,031)	6,439,535
Payable for return of cash collateral on forward commitments	799,000
Payable for Portfolio shares redeemed	789,897
Unrealized depreciation on forward foreign currency contracts	648,405
Investment management fees payable	538,822
Distribution fees payable – Class IB	193,180
Administrative fees payable	164,027
Distribution fees payable – Class IA	37,762
Trustees’ fees payable	2,518
Accrued expenses	184,955

Total liabilities	322,776,762

NET ASSETS	$1,633,102,011

Net assets were comprised of:
Paid in capital	$1,605,287,850
Total distributable earnings (loss)	27,814,161

Net assets	$1,633,102,011

Class IA
Net asset value, offering and redemption price per share, $184,319,070 / 21,175,134 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.70

Class IB
Net asset value, offering and redemption price per share, $936,561,701 / 108,027,570 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.67

Class K
Net asset value, offering and redemption price per share, $512,221,240 / 58,797,408 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.71

(x)	Includes value of securities on loan of $28,618,154.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$21,036,603
Dividends	311
Securities lending (net)	13,042

Total income	21,049,956

EXPENSES
Investment management fees	3,084,340
Distribution fees – Class IB	1,160,475
Administrative fees	971,225
Distribution fees – Class IA	224,884
Interest expense	209,100
Custodian fees	85,038
Printing and mailing expenses	61,545
Professional fees	50,756
Trustees’ fees	23,345
Miscellaneous	30,292

Total expenses	5,901,000

NET INVESTMENT INCOME (LOSS)	15,148,956

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,929,884
Futures contracts	(3,113,970)
Forward foreign currency contracts	82,984
Foreign currency transactions	(39,142)
Options written	63,454
Securities sold short	(313)

Net realized gain (loss)	1,922,897

Change in unrealized appreciation (depreciation) on:
Investments in securities	48,911,768
Futures contracts	2,915,542
Forward foreign currency contracts	155,302
Foreign currency translations	(68,798)
Securities sold short	(15,504)

Net change in unrealized appreciation (depreciation)	51,898,310

NET REALIZED AND UNREALIZED GAIN (LOSS)	53,821,207

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,970,163

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,148,956	$26,599,200
Net realized gain (loss)	1,922,897	(15,775,852)
Net change in unrealized appreciation (depreciation)	51,898,310	(10,713,054)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,970,163	110,294

Distributions to shareholders:
Class IA	—	(3,151,158)
Class IB	—	(16,566,658)
Class K	—	(7,570,370)

Total distributions to shareholders	—	(27,288,186)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 487,866 and 2,055,167 shares, respectively ]	4,093,560	17,138,683
Capital shares issued in reinvestment of dividends [ 0 and 381,377 shares, respectively ]	—	3,151,158
Capital shares repurchased [ (993,808) and (5,406,954) shares, respectively ]	(8,376,829)	(45,057,090)

Total Class IA transactions	(4,283,269)	(24,767,249)

Class IB
Capital shares sold [ 3,767,371 and 6,880,587 shares, respectively ]	31,889,317	57,267,388
Capital shares issued in reinvestment of dividends [ 0 and 2,013,083 shares, respectively ]	—	16,566,658
Capital shares repurchased [ (11,151,220) and (19,345,819) shares, respectively ]	(94,023,536)	(160,981,399)

Total Class IB transactions	(62,134,219)	(87,147,353)

Class K
Capital shares sold [ 15,084,796 and 5,929,713 shares, respectively ]	126,793,944	49,852,084
Capital shares issued in reinvestment of dividends [ 0 and 916,717 shares, respectively ]	—	7,570,370
Capital shares repurchased [ (2,423,460) and (9,427,342) shares, respectively ]	(20,527,422)	(78,772,752)

Total Class K transactions	106,266,522	(21,350,298)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	39,849,034	(133,264,900)

TOTAL INCREASE (DECREASE) IN NET ASSETS	108,819,197	(160,442,792)
NET ASSETS:
Beginning of period	1,524,282,814	1,684,725,606

End of period	$1,633,102,011	$1,524,282,814

See Notes to Financial Statements.

1372

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.34	$8.48	$8.46	$8.47	$8.54	$8.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.13	0.09	0.09	0.07	0.07
Net realized and unrealized gain (loss)	0.28	(0.12)	0.03	— #	(0.05)	0.18

Total from investment operations	0.36	0.01	0.12	0.09	0.02	0.25

Less distributions:
Dividends from net investment income	—	(0.15)	(0.10)	(0.10)	(0.09)	(0.09)

Net asset value, end of period	$8.70	$8.34	$8.48	$8.46	$8.47	$8.54

Total return (b)	4.32%	0.08%	1.45%	1.09%	0.28%	2.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$184,319	$180,841	$208,996	$143,640	$152,879	$166,246
Ratio of expenses to average net assets (a)(f)	0.82%	0.84%	0.80%	0.81%	0.81%	0.85%
Ratio of net investment income (loss) to average net assets (a)(f)	1.85%	1.58%	1.11%	1.04%	0.87%	0.84%
Portfolio turnover rate (z)^	98%	204%	184%	129%	120%	136%

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.31	$8.44	$8.43	$8.43	$8.51	$8.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.13	0.09	0.09	0.07	0.07
Net realized and unrealized gain (loss)	0.28	(0.11)	0.02	0.01	(0.06)	0.18

Total from investment operations	0.36	0.02	0.11	0.10	0.01	0.25

Less distributions:
Dividends from net investment income	—	(0.15)	(0.10)	(0.10)	(0.09)	(0.09)

Net asset value, end of period	$8.67	$8.31	$8.44	$8.43	$8.43	$8.51

Total return (b)	4.33%	0.20%	1.34%	1.20%	0.16%	2.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$936,562	$958,785	$1,062,882	$1,137,174	$1,269,949	$1,429,243
Ratio of expenses to average net assets (a)(f)	0.82%	0.84%	0.80%	0.81%	0.81%	0.85%
Ratio of net investment income (loss) to average net assets (a)(f)	1.85%	1.58%	1.11%	1.04%	0.87%	0.84%
Portfolio turnover rate (z)^	98%	204%	184%	129%	120%	136%

See Notes to Financial Statements.

1373

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,				April 21, 2014* to December 31, 2014
			2018	2017	2016	2015
Net asset value, beginning of period	$8.34		$8.47	$8.46	$8.46	$8.54	$8.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.15	0.12	0.11	0.10	0.07
Net realized and unrealized gain (loss)	0.28		(0.11)	0.01	0.01	(0.06)	0.11

Total from investment operations	0.37		0.04	0.13	0.12	0.04	0.18

Less distributions:
Dividends from net investment income	—		(0.17)	(0.12)	(0.12)	(0.12)	(0.11)

Net asset value, end of period	$8.71		$8.34	$8.47	$8.46	$8.46	$8.54

Total return (b)	4.44%		0.45%	1.59%	1.46%	0.42%	2.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$512,221		$384,658	$412,848	$328,949	$307,098	$162,377
Ratio of expenses to average net assets (a)(f)	0.57%		0.59%	0.55%	0.56%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets (a)(f)	2.11%		1.83%	1.36%	1.30%	1.15%	1.09	%(l)
Portfolio turnover rate^	98	%(z)	204%	184%	129%	120%	136%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1374

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	17.7%
Health Care	17.0
Industrials	15.8
Information Technology	13.0
Consumer Discretionary	10.9
Real Estate	7.6
Energy	4.0
Materials	3.9
Utilities	3.7
Consumer Staples	2.8
Communication Services	2.5
Repurchase Agreements	2.1
Cash and Other	(1.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,167.55	$3.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.72	3.10
Class IB
Actual	1,000.00	1,167.37	3.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.72	3.10
Class K
Actual	1,000.00	1,168.61	1.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.96	1.85

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.62%, 0.62% and 0.37%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1375

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.6%)
ATN International, Inc.	6,300	$363,699
Bandwidth, Inc., Class A*	9,100	682,682
Cincinnati Bell, Inc.*	25,067	124,082
Cogent Communications Holdings, Inc.	23,225	1,378,636
Consolidated Communications Holdings, Inc. (x)	37,941	187,049
Frontier Communications Corp. (x)*	83,753	146,568
IDT Corp., Class B*	1,100	10,417
Intelsat SA (x)*	49,900	970,555
Iridium Communications, Inc.*	53,200	1,237,432
Ooma, Inc.*	4,800	50,304
ORBCOMM, Inc. (x)*	34,700	251,575
Pareteum Corp.*	65,500	170,955
pdvWireless, Inc.*	5,800	272,600
Vonage Holdings Corp.*	128,100	1,451,373

		7,297,927

Entertainment (0.3%)
AMC Entertainment Holdings, Inc., Class A (x)	31,456	293,484
Eros International plc*	41,800	56,430
Glu Mobile, Inc.*	62,400	448,032
IMAX Corp.*	34,100	688,820
Liberty Media Corp.-Liberty Braves, Class A*	7,400	205,720
Liberty Media Corp.-Liberty Braves, Class C*	18,100	506,257
LiveXLive Media, Inc. (x)*	4,900	20,335
Marcus Corp. (The)	19,700	649,312
Reading International, Inc., Class A*	10,300	133,694
Rosetta Stone, Inc.*	13,700	313,456

		3,315,540

Interactive Media & Services (0.5%)
Care.com, Inc.*	11,100	121,878
Cargurus, Inc.*	42,000	1,516,620
Cars.com, Inc.*	41,200	812,464
DHI Group, Inc.*	3,700	13,209
Eventbrite, Inc., Class A*	20,700	335,340
EverQuote, Inc., Class A*	1,400	18,200
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	523,280
Meet Group, Inc. (The)*	59,400	206,712
QuinStreet, Inc.*	24,700	391,495
Travelzoo*	1,900	29,336
TrueCar, Inc.*	51,100	279,006
Yelp, Inc.*	44,500	1,521,010

		5,768,550

Media (0.9%)
Boston Omaha Corp., Class A (x)*	1,600	37,040
Cardlytics, Inc.*	7,200	187,056
cbdMD, Inc.*	2,200	12,980
Central European Media Enterprises Ltd., Class A (x)*	48,300	210,588

Clear Channel Outdoor Holdings, Inc.*	5,800	27,376
comScore, Inc.*	4,800	24,768
Cumulus Media, Inc., Class A*	800	14,840
Daily Journal Corp.*	500	119,000
Emerald Expositions Events, Inc.	12,200	136,030
Entercom Communications Corp., Class A	71,600	415,280
Entravision Communications Corp., Class A	40,900	127,608
EW Scripps Co. (The), Class A	34,312	524,631
Fluent, Inc.*	7,800	41,964
Gannett Co., Inc.	66,500	542,640
Gray Television, Inc.*	65,000	1,065,350
Hemisphere Media Group, Inc.*	6,100	78,812
Lee Enterprises, Inc.*	2,900	6,496
Liberty Latin America Ltd., Class A*	24,300	418,689
Liberty Latin America Ltd., Class C*	63,500	1,091,565
Loral Space & Communications, Inc.*	6,896	237,981
Marchex, Inc., Class B*	1,700	7,990
MDC Partners, Inc., Class A*	32,000	80,640
Meredith Corp. (x)	21,500	1,183,790
MSG Networks, Inc., Class A*	33,700	698,938
National CineMedia, Inc.	38,423	252,055
New Media Investment Group, Inc.	24,700	233,168
Saga Communications, Inc., Class A	2,100	65,604
Scholastic Corp.	14,860	493,946
TechTarget, Inc.*	15,100	320,875
TEGNA, Inc.	121,100	1,834,665
Tribune Publishing Co.	15,400	122,738
WideOpenWest, Inc.*	19,800	143,748

		10,758,851

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	22,500	404,325
Gogo, Inc. (x)*	63,600	253,128
Shenandoah Telecommunications Co.	26,848	1,034,185
Spok Holdings, Inc.	14,400	216,576

		1,908,214

Total Communication Services		29,049,082

Consumer Discretionary (10.9%)
Auto Components (1.2%)
Adient plc	49,600	1,203,792
American Axle & Manufacturing Holdings, Inc.*	62,275	794,629
Cooper Tire & Rubber Co.	33,322	1,051,309
Cooper-Standard Holdings, Inc.*	10,000	458,200
Dana, Inc.	85,565	1,706,166
Dorman Products, Inc.*	15,200	1,324,528
Fox Factory Holding Corp.*	20,100	1,658,451

See Notes to Financial Statements.

1376

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Gentherm, Inc.*	22,600	$945,358
LCI Industries	13,370	1,203,300
Modine Manufacturing Co.*	30,300	433,593
Motorcar Parts of America, Inc. (x)*	10,300	220,523
Standard Motor Products, Inc.	12,800	580,352
Stoneridge, Inc.*	13,300	419,615
Tenneco, Inc., Class A	16,397	181,843
Tower International, Inc.	8,800	171,600
Visteon Corp.*	16,000	937,280

		13,290,539

Automobiles (0.0%)
Winnebago Industries, Inc.	17,346	670,423

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	1,016,832
Funko, Inc., Class A*	6,700	162,274
Greenlane Holdings, Inc., Class A*	2,700	25,893
Weyco Group, Inc.	2,800	74,788

		1,279,787

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	36,000	1,621,800
American Public Education, Inc.*	9,407	278,259
Career Education Corp.*	38,600	736,102
Carriage Services, Inc.	7,400	140,674
Chegg, Inc.*	65,600	2,531,504
Houghton Mifflin Harcourt Co.*	69,800	402,048
K12, Inc.*	17,584	534,730
Laureate Education, Inc., Class A*	46,400	728,944
OneSpaWorld Holdings Ltd.*	25,700	398,350
Regis Corp.*	18,952	314,603
Select Interior Concepts, Inc., Class A*	1,700	19,805
Sotheby’s*	21,802	1,267,350
Strategic Education, Inc.	12,664	2,254,192
Weight Watchers International, Inc.*	21,500	410,650

		11,639,011

Hotels, Restaurants & Leisure (2.7%)
BBX Capital Corp.	2,200	10,802
Biglari Holdings, Inc., Class B*	391	40,609
BJ’s Restaurants, Inc.	12,134	533,168
Bloomin’ Brands, Inc.	59,800	1,130,818
Bluegreen Vacations Corp. (x)	3,000	35,070
Boyd Gaming Corp.	46,700	1,258,098
Brinker International, Inc. (x)	21,400	842,090
Carrols Restaurant Group, Inc.*	19,700	177,891
Century Casinos, Inc.*	9,700	94,090
Cheesecake Factory, Inc. (The)	25,721	1,124,522
Churchill Downs, Inc.	19,479	2,241,449
Chuy’s Holdings, Inc.*	9,500	217,740
Cracker Barrel Old Country Store, Inc. (x)	11,023	1,881,957

Dave & Buster’s Entertainment, Inc.	24,100	975,327
Del Frisco’s Restaurant Group, Inc. (x)*	24,800	197,408
Del Taco Restaurants, Inc.*	12,600	161,532
Denny’s Corp.*	40,100	823,253
Dine Brands Global, Inc. (x)	11,281	1,076,997
Drive Shack, Inc.*	3,600	16,884
El Pollo Loco Holdings, Inc. (x)*	12,800	136,448
Eldorado Resorts, Inc. (x)*	36,759	1,693,487
Empire Resorts, Inc. (x)*	900	8,640
Everi Holdings, Inc.*	36,800	439,024
Fiesta Restaurant Group, Inc.*	13,900	182,646
Golden Entertainment, Inc.*	1,300	18,200
Habit Restaurants, Inc. (The), Class A*	1,700	17,833
International Speedway Corp., Class A	15,100	677,839
J Alexander’s Holdings, Inc.*	6,206	69,694
Jack in the Box, Inc.	14,239	1,158,912
Lindblad Expeditions Holdings, Inc. (x)*	7,000	125,650
Marriott Vacations Worldwide Corp.	23,680	2,282,752
Monarch Casino & Resort, Inc.*	5,700	243,618
Nathan’s Famous, Inc.	1,300	101,556
Noodles & Co.*	4,100	32,308
Papa John’s International, Inc. (x)	15,642	699,510
Penn National Gaming, Inc.*	60,804	1,171,085
PlayAGS, Inc.*	10,600	206,170
Potbelly Corp.*	6,900	35,121
Red Robin Gourmet Burgers, Inc.*	5,800	177,306
Red Rock Resorts, Inc., Class A	38,900	835,572
Ruth’s Hospitality Group, Inc.	15,900	361,089
Scientific Games Corp., Class A*	31,300	620,366
SeaWorld Entertainment, Inc.*	38,600	1,196,600
Shake Shack, Inc., Class A*	13,800	996,360
Speedway Motorsports, Inc.	10,700	198,485
Target Hospitality Corp.*	5,900	53,690
Texas Roadhouse, Inc.	39,618	2,126,298
Twin River Worldwide Holdings, Inc.*	11,800	351,050
Wingstop, Inc.	16,600	1,572,850

		30,629,864

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	4,600	70,150
Beazer Homes USA, Inc.*	18,100	173,941
Cavco Industries, Inc.*	4,900	771,946
Century Communities, Inc.*	8,700	231,246
Ethan Allen Interiors, Inc.	10,454	220,161
Flexsteel Industries, Inc.	2,500	42,650
GoPro, Inc., Class A (x)*	57,100	311,766
Green Brick Partners, Inc.*	13,100	108,861
Hamilton Beach Brands Holding Co., Class A (x)	4,500	85,725

See Notes to Financial Statements.

1377

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Helen of Troy Ltd.*	16,498	$2,154,474
Hooker Furniture Corp.	6,500	134,030
Installed Building Products, Inc.*	11,100	657,342
iRobot Corp. (x)*	15,900	1,457,076
KB Home	47,900	1,232,467
La-Z-Boy, Inc.	28,209	864,888
Legacy Housing Corp.*	600	7,470
LGI Homes, Inc. (x)*	11,300	807,159
Lifetime Brands, Inc.	5,600	52,976
Lovesac Co. (The)*	2,900	90,103
M.D.C. Holdings, Inc.	27,847	912,825
M/I Homes, Inc.*	12,300	351,042
Meritage Homes Corp.*	21,939	1,126,348
Skyline Champion Corp.*	28,500	780,330
Sonos, Inc.*	39,500	447,930
Taylor Morrison Home Corp., Class A*	61,800	1,295,328
TopBuild Corp.*	21,800	1,804,168
TRI Pointe Group, Inc.*	85,601	1,024,644
Tupperware Brands Corp.	28,700	546,161
Universal Electronics, Inc.*	5,900	242,018
William Lyon Homes, Class A*	11,900	216,937
ZAGG, Inc. (x)*	15,800	109,968

		18,332,130

Internet & Direct Marketing Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	12,600	237,888
Duluth Holdings, Inc., Class B (x)*	14,000	190,260
Groupon, Inc.*	246,300	881,754
Lands’ End, Inc. (x)*	3,500	42,770
Leaf Group Ltd.*	300	2,223
Liberty Expedia Holdings, Inc., Class A*	30,400	1,452,816
Liquidity Services, Inc.*	9,000	54,810
Overstock.com, Inc. (x)*	32,900	447,440
PetMed Express, Inc. (x)	11,700	183,339
Quotient Technology, Inc.*	62,500	671,250
Rubicon Project, Inc. (The)*	6,200	39,432
Shutterfly, Inc.*	19,497	985,573
Shutterstock, Inc.	10,900	427,171
Stamps.com, Inc.*	9,300	421,011
Stitch Fix, Inc., Class A*	23,700	758,163
Waitr Holdings, Inc.*	13,000	81,770

		6,877,670

Leisure Products (0.3%)
Acushnet Holdings Corp.	19,900	522,574
American Outdoor Brands Corp.*	29,835	268,813
Callaway Golf Co.	52,763	905,413
Clarus Corp.	1,400	20,216
Johnson Outdoors, Inc., Class A	2,800	208,796
Malibu Boats, Inc., Class A*	8,700	337,995
Marine Products Corp.	300	4,632
MasterCraft Boat Holdings, Inc.*	1,600	31,344
Sturm Ruger & Co., Inc.	10,600	577,488

Vista Outdoor, Inc.*	28,000	248,640
YETI Holdings, Inc. (x)*	17,500	506,625

		3,632,536

Multiline Retail (0.1%)
Big Lots, Inc.	25,600	732,416
Dillard’s, Inc., Class A (x)	8,700	541,836
JC Penney Co., Inc.*	84,400	96,216

		1,370,468

Specialty Retail (2.4%)
Aaron’s, Inc.	37,200	2,284,452
Abercrombie & Fitch Co., Class A	39,300	630,372
American Eagle Outfitters, Inc.	94,800	1,602,120
America’s Car-Mart, Inc.*	2,900	249,632
Asbury Automotive Group, Inc.*	11,442	965,018
Ascena Retail Group, Inc.*	71,362	43,531
At Home Group, Inc.*	74,300	494,838
Barnes & Noble Education, Inc.*	11,475	38,556
Barnes & Noble, Inc.	49,400	330,486
Bed Bath & Beyond, Inc. (x)	75,100	872,662
Boot Barn Holdings, Inc.*	15,600	555,984
Buckle, Inc. (The) (x)	11,389	197,144
Caleres, Inc.	27,663	551,047
Camping World Holdings, Inc., Class A (x)	14,300	177,606
Cato Corp. (The), Class A	16,423	202,331
Chico’s FAS, Inc.	84,000	283,080
Children’s Place, Inc. (The) (x)	11,390	1,086,378
Citi Trends, Inc.	2,800	40,936
Conn’s, Inc.*	13,400	238,788
Container Store Group, Inc. (The)*	7,700	56,364
Designer Brands, Inc., Class A	38,100	730,377
Express, Inc.*	41,100	112,203
GameStop Corp., Class A	60,100	328,747
Genesco, Inc.*	12,357	522,578
Group 1 Automotive, Inc.	11,937	977,521
Guess?, Inc.	35,400	571,710
Haverty Furniture Cos., Inc.	11,400	194,142
Hibbett Sports, Inc.*	10,455	190,281
Hudson Ltd., Class A*	20,000	275,800
Lithia Motors, Inc., Class A	13,600	1,615,408
Lumber Liquidators Holdings, Inc. (x)*	15,976	184,523
MarineMax, Inc.*	12,200	200,568
Michaels Cos., Inc. (The)*	48,300	420,210
Monro, Inc.	17,604	1,501,621
Murphy USA, Inc.*	17,400	1,462,122
National Vision Holdings, Inc.*	34,792	1,069,158
Office Depot, Inc.	313,000	644,780
Party City Holdco, Inc.*	31,500	230,895
Rent-A-Center, Inc.*	21,103	561,973
RH (x)*	11,443	1,322,811
Sally Beauty Holdings, Inc.*	68,400	912,456
Shoe Carnival, Inc. (x)	8,700	240,120
Signet Jewelers Ltd.	33,000	590,040
Sleep Number Corp.*	24,800	1,001,672
Sonic Automotive, Inc., Class A	9,425	220,074

See Notes to Financial Statements.

1378

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tailored Brands, Inc. (x)	29,451	$169,932
Tile Shop Holdings, Inc.	1,800	7,200
Winmark Corp.	1,200	207,780
Zumiez, Inc.*	8,500	221,850

		27,589,877

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	42,834	845,972
Culp, Inc.	5,500	104,500
Deckers Outdoor Corp.*	16,200	2,850,714
Fossil Group, Inc. (x)*	23,700	272,550
G-III Apparel Group Ltd.*	24,200	711,964
Kontoor Brands, Inc.*	25,000	700,500
Movado Group, Inc.	8,500	229,500
Oxford Industries, Inc.	8,700	659,460
Steven Madden Ltd.	48,310	1,640,124
Superior Group of Cos., Inc.	200	3,426
Unifi, Inc.*	9,900	179,883
Vera Bradley, Inc.*	18,100	217,200
Wolverine World Wide, Inc.	55,580	1,530,673

		9,946,466

Total Consumer Discretionary		125,258,771

Consumer Staples (2.8%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	4,974	1,878,978
Celsius Holdings, Inc. (x)*	1,700	7,548
Coca-Cola Consolidated, Inc.	2,600	778,050
Craft Brew Alliance, Inc.*	7,400	103,526
MGP Ingredients, Inc. (x)	7,100	470,801
National Beverage Corp. (x)	6,700	299,021
New Age Beverages Corp.*	27,500	128,150
Primo Water Corp.*	15,200	186,960

		3,853,034

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	16,409	446,981
BJ’s Wholesale Club Holdings, Inc.*	71,166	1,878,783
Chefs’ Warehouse, Inc. (The)*	18,900	662,823
HF Foods Group, Inc.*	300	10,443
Ingles Markets, Inc., Class A	6,800	211,684
Natural Grocers by Vitamin Cottage, Inc.*	12,100	121,605
Performance Food Group Co.*	56,900	2,277,707
PriceSmart, Inc.	11,452	585,426
Rite Aid Corp. (x)*	29,394	235,446
SpartanNash Co.	20,870	243,553
United Natural Foods, Inc.*	28,488	255,537
Village Super Market, Inc., Class A	5,400	143,154
Weis Markets, Inc.	4,751	172,984

		7,246,126

Food Products (1.2%)
Alico, Inc.	900	27,306
B&G Foods, Inc. (x)	37,700	784,160
Calavo Growers, Inc. (x)	8,900	860,986
Cal-Maine Foods, Inc.	17,384	725,261
Darling Ingredients, Inc.*	94,299	1,875,607
Dean Foods Co. (x)	41,000	37,876

Farmer Brothers Co.*	6,417	105,046
Fresh Del Monte Produce, Inc.	18,504	498,683
Freshpet, Inc.*	17,600	800,976
Hostess Brands, Inc.*	68,900	994,916
J&J Snack Foods Corp.	8,603	1,384,653
John B Sanfilippo & Son, Inc.	3,700	294,853
Lancaster Colony Corp.	10,737	1,595,518
Landec Corp.*	16,800	157,416
Limoneira Co.	8,000	159,520
Sanderson Farms, Inc.	11,493	1,569,484
Seneca Foods Corp., Class A*	6,400	178,112
Simply Good Foods Co. (The)*	47,700	1,148,616
Tootsie Roll Industries, Inc. (x)	15,816	584,085

		13,783,074

Household Products (0.2%)
Central Garden & Pet Co. (x)*	4,800	129,360
Central Garden & Pet Co., Class A*	19,233	473,901
Oil-Dri Corp. of America	3,200	108,928
WD-40 Co.	8,227	1,308,422

		2,020,611

Personal Products (0.3%)
Edgewell Personal Care Co.*	30,100	811,195
elf Beauty, Inc.*	11,300	159,330
Inter Parfums, Inc.	9,100	605,059
Lifevantage Corp.*	900	11,682
Medifast, Inc.	6,000	769,800
Nature’s Sunshine Products, Inc.*	600	5,574
Revlon, Inc., Class A (x)*	11,000	212,630
USANA Health Sciences, Inc.*	7,000	556,010
Youngevity International, Inc.*	1,000	5,700

		3,136,980

Tobacco (0.2%)
22nd Century Group, Inc. (x)*	24,500	51,205
Pyxus International, Inc. (x)*	7,900	120,080
Turning Point Brands, Inc.	2,800	137,144
Universal Corp.	14,153	860,078
Vector Group Ltd.	57,818	563,725

		1,732,232

Total Consumer Staples		31,772,057

Energy (4.0%)
Energy Equipment & Services (1.3%)
Archrock, Inc.	71,000	752,600
C&J Energy Services, Inc.*	36,000	424,080
Cactus, Inc., Class A*	26,600	880,992
Covia Holdings Corp. (x)*	16,200	31,752
Diamond Offshore Drilling, Inc. (x)*	37,000	328,190
DMC Global, Inc.	8,000	506,800
Dril-Quip, Inc.*	21,700	1,041,600
Era Group, Inc.*	15,200	126,768
Exterran Corp.*	19,100	271,602
Forum Energy Technologies, Inc.*	55,000	188,100
Frank’s International NV*	46,200	252,252
FTS International, Inc.*	15,100	84,258

See Notes to Financial Statements.

1379

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Geospace Technologies Corp.*	700	$10,577
Helix Energy Solutions Group, Inc.*	79,400	685,222
Independence Contract Drilling, Inc.*	19,200	30,336
Keane Group, Inc.*	32,800	220,416
KLX Energy Services Holdings, Inc.*	11,920	243,526
Liberty Oilfield Services, Inc., Class A (x)	39,800	643,964
Mammoth Energy Services, Inc.	13,600	93,568
Matrix Service Co.*	13,200	267,432
McDermott International, Inc.*	101,613	981,582
Nabors Industries Ltd.	199,500	578,550
National Energy Services Reunited Corp.*	1,900	16,530
Natural Gas Services Group, Inc.*	7,477	123,370
NCS Multistage Holdings, Inc.*	6,000	21,300
Newpark Resources, Inc.*	47,602	353,207
Nine Energy Service, Inc.*	3,300	57,189
Noble Corp. plc*	139,900	261,613
Oceaneering International, Inc.*	55,200	1,125,528
Oil States International, Inc.*	29,100	532,530
Pacific Drilling SA*	1,000	12,600
Parker Drilling Co.*	600	12,168
ProPetro Holding Corp.*	45,200	935,640
RigNet, Inc.*	10,500	105,840
RPC, Inc.	21,200	152,852
SEACOR Holdings, Inc.*	9,200	437,092
SEACOR Marine Holdings, Inc.*	15,049	225,133
Seadrill Ltd.*	10,200	42,432
Select Energy Services, Inc., Class A*	33,500	388,935
Smart Sand, Inc. (x)*	29,700	72,468
Solaris Oilfield Infrastructure, Inc., Class A	13,600	203,728
Superior Energy Services, Inc.*	135,000	175,500
TETRA Technologies, Inc.*	75,761	123,490
Tidewater, Inc.*	21,350	501,298
US Silica Holdings, Inc. (x)	53,200	680,428
US Well Services, Inc.*	500	2,410

		15,207,448

Oil, Gas & Consumable Fuels (2.7%)
Abraxas Petroleum Corp.*	91,600	94,348
Altus Midstream Co.*	6,600	24,552
Arch Coal, Inc., Class A (x)	12,600	1,187,046
Ardmore Shipping Corp.*	19,400	158,110
Berry Petroleum Corp.	30,700	325,420
Bonanza Creek Energy, Inc.*	11,200	233,856
Brigham Minerals, Inc., Class A*	3,000	64,380
California Resources Corp. (x)*	25,200	495,936
Callon Petroleum Co.*	143,621	946,462
Carrizo Oil & Gas, Inc. (x)*	43,203	432,894
Chaparral Energy, Inc., Class A*	3,000	14,130
Clean Energy Fuels Corp.*	89,659	239,390
CNX Resources Corp.*	109,900	803,369

Comstock Resources, Inc.*	5,600	31,192
CONSOL Energy, Inc.*	15,700	417,777
Contura Energy, Inc.*	10,700	555,330
CVR Energy, Inc.	20,800	1,039,792
Delek US Holdings, Inc.	46,447	1,882,032
Denbury Resources, Inc. (x)*	255,200	316,448
DHT Holdings, Inc.	61,500	363,465
Diamond S Shipping, Inc.*	1,700	21,709
Dorian LPG Ltd.*	20,738	187,057
Earthstone Energy, Inc., Class A (x)*	4,800	29,376
Energy Fuels, Inc. (x)*	17,600	55,088
Evolution Petroleum Corp.	19,000	135,850
Extraction Oil & Gas, Inc.*	58,600	253,738
Falcon Minerals Corp.	1,900	15,960
GasLog Ltd.	20,300	292,320
Golar LNG Ltd. (x)	55,100	1,018,248
Goodrich Petroleum Corp.*	900	11,691
Green Plains, Inc.	32,500	350,350
Gulfport Energy Corp. (x)*	97,600	479,216
Hallador Energy Co.	2,600	14,638
HighPoint Resources Corp. (x)*	74,602	135,776
International Seaways, Inc.*	25,466	483,854
Isramco, Inc. (x)*	1,321	156,538
Jagged Peak Energy, Inc. (x)*	38,700	320,049
Jura Energy Corp.*	690	45
Laredo Petroleum, Inc.*	86,900	252,010
Magnolia Oil & Gas Corp., Class A*	57,200	662,376
Matador Resources Co.*	58,500	1,162,980
Midstates Petroleum Co., Inc. (x)*	4,400	25,916
Montage Resources Corp.*	9,566	58,353
NACCO Industries, Inc., Class A	2,500	129,850
NextDecade Corp.*	1,200	7,584
Nordic American Tankers Ltd. (x)	56,101	131,276
Northern Oil and Gas, Inc. (x)*	173,300	334,469
Oasis Petroleum, Inc.*	180,628	1,025,967
Overseas Shipholding Group, Inc., Class A*	21,500	40,420
Panhandle Oil and Gas, Inc., Class A	9,700	126,488
Par Pacific Holdings, Inc.*	17,600	361,152
PDC Energy, Inc. (x)*	37,835	1,364,330
Peabody Energy Corp.	45,100	1,086,910
Penn Virginia Corp.*	8,000	245,440
PrimeEnergy Resources Corp.*	100	13,313
QEP Resources, Inc.*	135,400	978,942
Renewable Energy Group, Inc.*	16,900	268,034
REX American Resources Corp.*	3,600	262,440
Ring Energy, Inc.*	32,100	104,325
Roan Resources, Inc.*	15,300	26,622
Rosehill Resources, Inc.*	1,200	4,440
SandRidge Energy, Inc.*	19,900	137,708
Scorpio Tankers, Inc.	25,320	747,446
SemGroup Corp., Class A	38,200	458,400
Ship Finance International Ltd. (x)	61,305	766,926

See Notes to Financial Statements.

1380

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

SilverBow Resources, Inc.*	500	$6,925
SM Energy Co.	63,400	793,768
Southwestern Energy Co.*	329,400	1,040,904
SRC Energy, Inc.*	135,100	670,096
Talos Energy, Inc.*	10,900	262,145
Teekay Corp.	64,900	223,256
Teekay Tankers Ltd., Class A*	98,857	126,537
Tellurian, Inc. (x)*	75,100	589,535
Unit Corp.*	28,500	253,365
Uranium Energy Corp. (x)*	13,900	19,043
W&T Offshore, Inc.*	66,444	329,562
Whiting Petroleum Corp.*	51,500	962,020
World Fuel Services Corp.	37,400	1,344,904

		30,993,609

Total Energy		46,201,057

Financials (17.7%)
Banks (9.4%)
1st Source Corp.	9,072	420,941
ACNB Corp.	3,700	146,409
Allegiance Bancshares, Inc.*	16,600	553,444
Amalgamated Bank, Class A	2,100	36,645
Amerant Bancorp, Inc.*	1,100	21,681
American National Bankshares, Inc.	5,200	201,500
Ameris Bancorp	20,854	817,268
Ames National Corp.	5,650	153,115
Arrow Financial Corp.	7,523	261,274
Atlantic Capital Bancshares, Inc.*	11,600	198,592
Atlantic Union Bankshares Corp.	53,074	1,875,104
Banc of California, Inc.	27,900	389,763
BancFirst Corp.	15,000	834,900
Bancorp, Inc. (The)*	29,900	266,708
BancorpSouth Bank	61,000	1,771,440
Bank First National Corp.	300	20,688
Bank of Commerce Holdings	200	2,138
Bank of Marin Bancorp	6,800	278,936
Bank of NT Butterfield & Son Ltd. (The)	30,800	1,045,968
BankFinancial Corp.	11,621	162,578
Bankwell Financial Group, Inc.	3,500	100,450
Banner Corp.	23,000	1,245,450
Bar Harbor Bankshares	8,846	235,215
Baycom Corp.*	300	6,570
BCB Bancorp, Inc.	200	2,770
Berkshire Hills Bancorp, Inc.	31,070	975,287
Boston Private Financial Holdings, Inc.	46,970	566,928
Bridge Bancorp, Inc.	10,481	308,770
Brookline Bancorp, Inc.	39,977	614,846
Bryn Mawr Bank Corp.	9,280	346,330
Business First Bancshares, Inc.	1,000	25,450
Byline Bancorp, Inc.*	3,900	74,568
C&F Financial Corp.	2,100	114,681
Cadence Bancorp	69,687	1,449,490
Cambridge Bancorp	300	24,450
Camden National Corp.	8,750	401,362
Capital City Bank Group, Inc.	8,200	203,770
Capstar Financial Holdings, Inc.	1,200	18,180

Carolina Financial Corp.	10,700	375,463
Carter Bank & Trust*	1,600	31,600
Cathay General Bancorp	41,947	1,506,317
CBTX, Inc.	10,300	289,842
CenterState Bank Corp.	81,787	1,883,555
Central Pacific Financial Corp.	17,100	512,316
Central Valley Community Bancorp	5,600	120,232
Century Bancorp, Inc., Class A	2,200	193,380
Chemical Financial Corp.	44,794	1,841,481
Chemung Financial Corp.	500	24,170
Citizens & Northern Corp.	7,002	184,363
City Holding Co.	8,450	644,397
Civista Bancshares, Inc.	900	20,205
CNB Financial Corp.	8,900	251,336
Coastal Financial Corp.*	200	3,094
Codorus Valley Bancorp, Inc.	6,070	139,610
Colony Bankcorp, Inc.	300	5,085
Columbia Banking System, Inc.	40,955	1,481,752
Community Bank System, Inc.	28,102	1,850,236
Community Trust Bancorp, Inc.	8,725	368,980
ConnectOne Bancorp, Inc.	16,200	367,092
Customers Bancorp, Inc.*	14,900	312,900
CVB Financial Corp.	75,587	1,589,595
DNB Financial Corp.	400	17,788
Eagle Bancorp, Inc.	23,750	1,285,588
Enterprise Bancorp, Inc.	5,500	174,405
Enterprise Financial Services Corp.	12,495	519,792
Equity Bancshares, Inc., Class A*	5,400	143,964
Esquire Financial Holdings, Inc.*	200	5,030
Farmers & Merchants Bancorp, Inc. (x)	600	17,472
Farmers National Banc Corp.	14,800	219,484
FB Financial Corp.	9,600	351,360
Fidelity D&D Bancorp, Inc.	100	6,720
Fidelity Southern Corp.	10,800	334,476
Financial Institutions, Inc.	9,200	268,180
First Bancorp (Nasdaq Stock Exchange)	16,310	594,010
First Bancorp (Quotrix Stock Exchange)	125,900	1,389,936
First Bancorp, Inc.	5,519	148,185
First Bancshares, Inc. (The)	1,900	57,646
First Bank	400	4,696
First Busey Corp.	29,359	775,371
First Business Financial Services, Inc.	5,200	122,200
First Capital, Inc.	100	5,054
First Choice Bancorp	400	9,096
First Commonwealth Financial Corp.	51,113	688,492
First Community Bankshares, Inc.	9,000	303,840
First Financial Bancorp	53,743	1,301,655
First Financial Bankshares, Inc.	73,248	2,255,306
First Financial Corp.	6,400	257,024
First Financial Northwest, Inc.	1,400	19,810
First Foundation, Inc.	16,400	220,416
First Guaranty Bancshares, Inc.	29	605

See Notes to Financial Statements.

1381

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

First Internet Bancorp	4,400	$94,776
First Interstate BancSystem, Inc., Class A	26,927	1,066,578
First Merchants Corp.	27,600	1,046,040
First Mid Bancshares, Inc.	5,700	199,044
First Midwest Bancorp, Inc.	65,868	1,348,318
First Northwest Bancorp	6,500	105,625
First of Long Island Corp. (The)	12,875	258,530
Flushing Financial Corp.	15,942	353,912
FNCB Bancorp, Inc.	500	3,870
Franklin Financial Network, Inc.	8,400	234,024
Franklin Financial Services Corp.	300	11,436
Fulton Financial Corp.	99,800	1,633,726
FVCBankcorp, Inc. (x)*	600	11,652
German American Bancorp, Inc.	12,150	365,958
Glacier Bancorp, Inc.	53,014	2,149,718
Great Southern Bancorp, Inc.	6,130	366,881
Great Western Bancorp, Inc.	33,400	1,193,048
Guaranty Bancshares, Inc.	600	18,690
Hancock Whitney Corp.	48,486	1,942,349
Hanmi Financial Corp.	18,000	400,860
HarborOne Bancorp, Inc.*	11,400	213,522
Hawthorn Bancshares, Inc.	200	5,360
Heartland Financial USA, Inc.	20,100	899,073
Heritage Commerce Corp.	18,000	220,500
Heritage Financial Corp.	28,662	846,675
Hilltop Holdings, Inc.	42,000	893,340
Home BancShares, Inc.	97,101	1,870,165
HomeTrust Bancshares, Inc.	10,600	266,484
Hope Bancorp, Inc.	73,614	1,014,401
Horizon Bancorp, Inc.	16,950	276,963
Howard Bancorp, Inc.*	700	10,619
IBERIABANK Corp.	33,985	2,577,762
Independent Bank Corp./MA	17,840	1,358,516
Independent Bank Corp./MI	12,800	278,912
Independent Bank Group, Inc.	24,355	1,338,551
International Bancshares Corp.	31,390	1,183,717
Investar Holding Corp.	300	7,155
Investors Bancorp, Inc.	139,840	1,559,216
Lakeland Bancorp, Inc.	23,635	381,705
Lakeland Financial Corp.	13,800	646,254
LCNB Corp.	5,600	106,400
LegacyTexas Financial Group, Inc.	25,560	1,040,548
Level One Bancorp, Inc.	100	2,499
Live Oak Bancshares, Inc. (x)	21,500	368,725
Macatawa Bank Corp.	17,400	178,524
Mackinac Financial Corp.	200	3,160
MainStreet Bancshares, Inc.*	500	11,395
MBT Financial Corp.	1,400	14,028
Mercantile Bank Corp.	8,900	289,962
Metropolitan Bank Holding Corp.*	1,000	44,000
Mid Penn Bancorp, Inc.	300	7,485
Midland States Bancorp, Inc.	11,800	315,296
MidSouth Bancorp, Inc.	1,000	11,850
MidWestOne Financial Group, Inc.	5,800	162,168

MutualFirst Financial, Inc.	3,500	119,140
National Bank Holdings Corp., Class A	23,000	834,900
National Bankshares, Inc.	4,100	159,613
NBT Bancorp, Inc.	24,582	922,071
Nicolet Bankshares, Inc.*	3,200	198,592
Northeast Bank	200	5,516
Northrim Bancorp, Inc.	5,000	178,300
OFG Bancorp	38,600	917,522
Ohio Valley Banc Corp.	100	3,857
Old Line Bancshares, Inc.	6,200	164,982
Old National Bancorp	98,605	1,635,857
Old Second Bancorp, Inc.	18,400	234,968
Opus Bank	12,100	255,431
Origin Bancorp, Inc. (x)	9,700	320,100
Orrstown Financial Services, Inc.	800	17,592
Pacific City Financial Corp.	600	10,224
Pacific Mercantile Bancorp*	2,200	18,150
Pacific Premier Bancorp, Inc.	34,693	1,071,320
Park National Corp.	7,648	760,135
Parke Bancorp, Inc.	300	7,185
Peapack Gladstone Financial Corp.	9,800	275,576
Penns Woods Bancorp, Inc.	3,300	149,325
Peoples Bancorp of North Carolina, Inc.	20	601
Peoples Bancorp, Inc.	9,220	297,437
Peoples Financial Services Corp.	4,000	179,960
People’s Utah Bancorp	8,000	235,200
Preferred Bank	7,000	330,750
Premier Financial Bancorp, Inc.	7,712	115,680
QCR Holdings, Inc.	7,300	254,551
RBB Bancorp	1,900	36,746
Red River Bancshares, Inc.*	100	4,845
Reliant Bancorp, Inc.	200	4,726
Renasant Corp.	32,281	1,160,179
Republic Bancorp, Inc., Class A	5,700	283,575
Republic First Bancorp, Inc.*	30,500	149,755
S&T Bancorp, Inc.	20,325	761,781
Sandy Spring Bancorp, Inc.	18,648	650,443
SB One Bancorp	400	8,940
Seacoast Banking Corp. of Florida*	32,100	816,624
Select Bancorp, Inc.*	200	2,288
ServisFirst Bancshares, Inc.	25,200	863,352
Shore Bancshares, Inc.	7,900	129,086
Sierra Bancorp	6,466	175,358
Simmons First National Corp., Class A	50,528	1,175,281
SmartFinancial, Inc.*	700	15,183
South Plains Financial, Inc.*	500	8,250
South State Corp.	20,052	1,477,231
Southern First Bancshares, Inc.*	4,200	164,472
Southern National Bancorp of Virginia, Inc.	8,300	127,073
Southside Bancshares, Inc.	16,089	520,962
Spirit of Texas Bancshares, Inc.*	700	15,750
Stock Yards Bancorp, Inc.	12,150	439,222

See Notes to Financial Statements.

1382

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Summit Financial Group, Inc.	5,400	$144,990
Tompkins Financial Corp.	8,300	677,280
Towne Bank	43,621	1,189,981
TriCo Bancshares	22,012	832,054
TriState Capital Holdings, Inc.*	12,600	268,884
Triumph Bancorp, Inc.*	18,500	537,425
Trustmark Corp.	38,680	1,286,110
UMB Financial Corp.	25,418	1,673,013
Union Bankshares, Inc. (x)	1,900	70,319
United Bankshares, Inc.	54,273	2,012,986
United Community Banks, Inc.	51,100	1,459,416
United Security Bancshares	300	3,417
Univest Financial Corp.	14,525	381,426
Valley National Bancorp	198,446	2,139,248
Veritex Holdings, Inc.	29,770	772,531
Washington Trust Bancorp, Inc.	9,900	516,582
WesBanco, Inc.	36,306	1,399,596
West Bancorporation, Inc.	9,600	203,712
Westamerica Bancorp	14,174	873,260

		107,986,113

Capital Markets (1.5%)
Ares Management Corp.	36,400	952,588
Artisan Partners Asset Management, Inc., Class A	38,000	1,045,760
Associated Capital Group, Inc., Class A	4,200	157,080
B. Riley Financial, Inc.	6,074	126,704
Blucora, Inc.*	26,800	813,916
BrightSphere Investment Group plc	45,300	516,873
Cohen & Steers, Inc.	12,009	617,743
Cowen, Inc., Class A (x)*	15,650	269,024
Diamond Hill Investment Group, Inc.	1,913	271,110
Donnelley Financial Solutions, Inc.*	20,400	272,136
Federated Investors, Inc., Class B	54,100	1,758,250
Focus Financial Partners, Inc., Class A*	17,124	467,656
GAIN Capital Holdings, Inc. (x)	24,200	99,946
GAMCO Investors, Inc., Class A	7,000	134,190
Greenhill & Co., Inc.	15,100	205,209
Hamilton Lane, Inc., Class A	12,300	701,838
Houlihan Lokey, Inc.	24,200	1,077,626
INTL. FCStone, Inc.*	8,600	340,474
Ladenburg Thalmann Financial Services, Inc.	62,100	213,003
Moelis & Co., Class A	26,900	940,155
Och-Ziff Capital Management Group, Inc., Class A	2,100	48,216
Oppenheimer Holdings, Inc., Class A	6,500	176,930
Piper Jaffray Cos.	8,300	616,441
PJT Partners, Inc., Class A	18,400	745,568
Pzena Investment Management, Inc., Class A	11,611	99,739
Safeguard Scientifics, Inc. (x)*	9,500	114,665
Siebert Financial Corp.*	400	3,600
Stifel Financial Corp.	43,586	2,574,189

Virtus Investment Partners, Inc.	5,978	642,037
Waddell & Reed Financial, Inc., Class A	44,900	748,483
Westwood Holdings Group, Inc.	5,197	182,934
WisdomTree Investments, Inc. (x)	68,000	419,560

		17,353,643

Consumer Finance (0.7%)
Curo Group Holdings Corp. (x)*	7,600	83,980
Elevate Credit, Inc.*	900	3,708
Encore Capital Group, Inc. (x)*	15,600	528,372
Enova International, Inc.*	19,213	442,860
EZCORP, Inc., Class A (x)*	27,796	263,228
FirstCash, Inc.	23,535	2,353,971
Green Dot Corp., Class A*	32,400	1,584,360
LendingClub Corp.*	186,000	610,080
Medallion Financial Corp.*	1,400	9,436
Nelnet, Inc., Class A	11,569	685,116
PRA Group, Inc.*	28,848	811,783
Regional Management Corp.*	6,600	174,042
World Acceptance Corp.*	3,481	571,267

		8,122,203

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	16,281	339,133
Cannae Holdings, Inc.*	37,800	1,095,444
FGL Holdings	79,200	665,280
GWG Holdings, Inc.	400	2,856
Marlin Business Services Corp.	5,900	147,087
On Deck Capital, Inc.*	46,100	191,315

		2,441,115

Insurance (2.5%)
Ambac Financial Group, Inc.*	25,900	436,415
American Equity Investment Life Holding Co.	49,493	1,344,230
AMERISAFE, Inc.	10,900	695,093
Argo Group International Holdings Ltd.	18,985	1,405,839
Citizens, Inc. (x)*	29,649	216,438
CNO Financial Group, Inc.	102,901	1,716,389
Crawford & Co., Class A	700	7,371
Donegal Group, Inc., Class A	10,244	156,426
eHealth, Inc.*	15,100	1,300,110
EMC Insurance Group, Inc.	6,200	223,386
Employers Holdings, Inc.	19,701	832,761
Enstar Group Ltd.*	6,488	1,130,729
FBL Financial Group, Inc., Class A	5,600	357,280
FedNat Holding Co.	10,800	154,116
Genworth Financial, Inc., Class A*	284,700	1,056,237
Global Indemnity Ltd.	5,200	160,992
Goosehead Insurance, Inc., Class A (x)	6,300	301,140
Greenlight Capital Re Ltd., Class A (x)*	20,893	177,382

See Notes to Financial Statements.

1383

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Hallmark Financial Services, Inc.*	3,000	$42,690
HCI Group, Inc.	4,600	186,162
Health Insurance Innovations, Inc., Class A (x)*	19,100	495,072
Heritage Insurance Holdings, Inc.	18,800	289,708
Horace Mann Educators Corp.	23,037	928,161
Independence Holding Co.	1,500	58,080
Investors Title Co.	1,100	183,700
James River Group Holdings Ltd.	16,800	787,920
Kinsale Capital Group, Inc.	10,900	997,132
MBIA, Inc.*	75,500	702,905
National General Holdings Corp.	49,100	1,126,354
National Western Life Group, Inc., Class A	1,300	334,100
NI Holdings, Inc.*	900	15,849
Palomar Holdings, Inc.*	1,000	24,040
ProAssurance Corp.	29,700	1,072,467
Protective Insurance Corp., Class B	8,123	141,096
RLI Corp.	21,796	1,868,135
Safety Insurance Group, Inc.	8,275	787,201
Selective Insurance Group, Inc.	32,632	2,443,810
State Auto Financial Corp.	8,834	309,190
Stewart Information Services Corp.	12,627	511,267
Third Point Reinsurance Ltd.*	51,900	535,608
Tiptree, Inc.	12,500	78,750
Trupanion, Inc. (x)*	21,800	787,634
United Fire Group, Inc.	12,364	599,159
United Insurance Holdings Corp.	16,000	228,160
Universal Insurance Holdings, Inc.	17,900	499,410
Watford Holdings Ltd.*	1,200	32,904

		27,738,998

Mortgage Real Estate Investment Trusts (REITs) (1.3%)
AG Mortgage Investment Trust, Inc. (REIT)	17,600	279,840
Anworth Mortgage Asset Corp. (REIT)	55,411	210,008
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,007	1,581,669
Ares Commercial Real Estate Corp. (REIT)	16,300	242,218
Arlington Asset Investment Corp. (REIT), Class A (x)	26,700	183,696
ARMOUR Residential REIT, Inc. (REIT)	33,701	628,187
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	71,400	2,540,412
Capstead Mortgage Corp. (REIT)	54,837	457,889
Cherry Hill Mortgage Investment Corp. (REIT)	7,300	116,800
Colony Credit Real Estate, Inc. (REIT)	46,900	726,950
Dynex Capital, Inc. (REIT)	14,266	238,956

Ellington Financial, Inc. (REIT)	3,100	55,707
Exantas Capital Corp. (REIT)	20,348	230,136
Granite Point Mortgage Trust, Inc. (REIT)	41,700	800,223
Great Ajax Corp. (REIT)	12,200	170,800
Invesco Mortgage Capital, Inc. (REIT)	84,894	1,368,491
KKR Real Estate Finance Trust, Inc. (REIT)	13,600	270,912
Ladder Capital Corp. (REIT)	64,748	1,075,464
New York Mortgage Trust, Inc. (REIT)	148,000	917,600
Orchid Island Capital, Inc. (REIT) (x)	37,400	237,864
PennyMac Mortgage Investment Trust (REIT)	42,545	928,757
Ready Capital Corp. (REIT)	6,700	99,830
Redwood Trust, Inc. (REIT)	54,391	899,083
TPG RE Finance Trust, Inc. (REIT)	28,000	540,120
Western Asset Mortgage Capital Corp. (REIT)	22,800	227,544

		15,029,156

Thrifts & Mortgage Finance (2.1%)
Axos Financial, Inc.*	34,400	937,400
Bridgewater Bancshares, Inc.*	3,400	39,236
Capitol Federal Financial, Inc.	78,400	1,079,568
Columbia Financial, Inc.*	27,700	418,270
Dime Community Bancshares, Inc.	17,901	339,940
Entegra Financial Corp.*	200	6,024
ESSA Bancorp, Inc.	500	7,625
Essent Group Ltd.*	53,700	2,523,363
Federal Agricultural Mortgage Corp., Class C	4,300	312,438
First Defiance Financial Corp.	10,200	291,414
Flagstar Bancorp, Inc.	22,600	748,964
FS Bancorp, Inc.	100	5,187
Hingham Institution for Savings	1,000	198,010
Home Bancorp, Inc.	4,700	180,856
HomeStreet, Inc.*	14,700	435,708
Kearny Financial Corp.	64,511	857,351
Luther Burbank Corp.	3,900	42,471
Merchants Bancorp	2,700	45,981
Meridian Bancorp, Inc.	31,000	554,590
Meta Financial Group, Inc.	20,800	583,440
MMA Capital Holdings, Inc.*	200	6,694
Mr Cooper Group, Inc. (x)*	41,588	333,120
NMI Holdings, Inc., Class A*	34,800	987,972
Northfield Bancorp, Inc.	24,183	377,497
Northwest Bancshares, Inc.	55,110	970,487
OceanFirst Financial Corp.	33,479	831,953
Ocwen Financial Corp.*	120,200	248,814
OP Bancorp	200	2,168
Oritani Financial Corp.	22,150	392,941
PCSB Financial Corp.	1,000	20,250
PDL Community Bancorp*	400	5,716
PennyMac Financial Services, Inc.	13,300	294,994

See Notes to Financial Statements.

1384

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Provident Financial Holdings, Inc.	200	$4,198
Provident Financial Services, Inc.	38,216	926,738
Prudential Bancorp, Inc.	200	3,784
Radian Group, Inc.	123,600	2,824,260
Riverview Bancorp, Inc.	600	5,124
Southern Missouri Bancorp, Inc.	5,000	174,150
Sterling Bancorp, Inc.	2,900	28,913
Territorial Bancorp, Inc.	5,995	185,245
Timberland Bancorp, Inc.	400	11,952
TrustCo Bank Corp.	52,454	415,436
United Community Financial Corp.	27,300	261,261
United Financial Bancorp, Inc.	28,760	407,817
Walker & Dunlop, Inc.	15,845	843,112
Washington Federal, Inc.	52,200	1,823,346
Waterstone Financial, Inc.	15,000	255,900
Western New England Bancorp, Inc.	17,100	159,714
WSFS Financial Corp.	29,553	1,220,539

		23,631,931

Total Financials		202,303,159

Health Care (17.0%)
Biotechnology (7.8%)
Abeona Therapeutics, Inc.*	32,100	153,438
ACADIA Pharmaceuticals, Inc. (x)*	62,700	1,675,971
Acceleron Pharma, Inc.*	25,500	1,047,540
Achillion Pharmaceuticals, Inc.*	82,700	221,636
Acorda Therapeutics, Inc.*	35,435	271,786
Adamas Pharmaceuticals, Inc. (x)*	24,400	151,280
ADMA Biologics, Inc. (x)*	13,300	51,471
Aduro Biotech, Inc.*	47,900	73,766
Adverum Biotechnologies, Inc.*	30,000	356,700
Aeglea BioTherapeutics, Inc.*	4,300	29,455
Affimed NV*	10,200	29,274
Agenus, Inc. (x)*	71,800	215,400
AgeX Therapeutics, Inc. (x)*	6,450	23,672
Aimmune Therapeutics, Inc. (x)*	24,200	503,844
Akcea Therapeutics, Inc. (x)*	10,600	248,570
Akebia Therapeutics, Inc.*	48,735	235,877
Albireo Pharma, Inc.*	2,400	77,376
Alder Biopharmaceuticals, Inc.*	47,700	561,429
Aldeyra Therapeutics, Inc. (x)*	7,600	45,600
Alector, Inc.*	4,900	93,100
Allakos, Inc. (x)*	9,800	424,634
Allogene Therapeutics, Inc. (x)*	21,951	589,384
AMAG Pharmaceuticals, Inc. (x)*	30,800	307,692
Amicus Therapeutics, Inc.*	131,000	1,634,880
AnaptysBio, Inc.*	13,900	784,238
Anavex Life Sciences Corp.*	3,500	11,795
Anika Therapeutics, Inc.*	11,100	450,882

Apellis Pharmaceuticals, Inc.*	27,300	691,782
Arcus Biosciences, Inc. (x)*	14,600	116,070
Ardelyx, Inc.*	35,300	94,957
Arena Pharmaceuticals, Inc.*	27,733	1,625,986
ArQule, Inc. (x)*	57,700	635,277
Array BioPharma, Inc.*	126,119	5,843,093
Arrowhead Pharmaceuticals, Inc. (x)*	60,500	1,603,250
Assembly Biosciences, Inc.*	11,300	152,437
Atara Biotherapeutics, Inc.*	22,700	456,497
Athenex, Inc. (x)*	33,500	663,300
Athersys, Inc. (x)*	81,900	137,592
Audentes Therapeutics, Inc.*	24,800	938,928
Avid Bioservices, Inc. (x)*	8,200	45,920
Avrobio, Inc.*	6,700	108,942
Axcella Health, Inc.*	600	5,586
Beyondspring, Inc.*	500	11,850
BioCryst Pharmaceuticals, Inc.*	73,900	280,081
Biohaven Pharmaceutical Holding Co. Ltd.*	23,100	1,011,549
BioSpecifics Technologies Corp.*	4,000	238,840
BioTime, Inc. (x)*	50,200	55,220
Bioxcel Therapeutics, Inc.*	400	4,384
Blueprint Medicines Corp.*	27,600	2,603,508
Calithera Biosciences, Inc.*	27,400	106,860
Calyxt, Inc. (x)*	7,100	88,608
Cara Therapeutics, Inc. (x)*	25,400	546,100
CareDx, Inc.*	23,300	838,567
CASI Pharmaceuticals, Inc. (x)*	15,600	49,920
Catalyst Pharmaceuticals, Inc. (x)*	74,300	285,312
Celcuity, Inc.*	600	15,000
Cellular Biomedicine Group, Inc.*	2,700	44,631
CEL-SCI Corp.*	10,100	84,638
Checkpoint Therapeutics, Inc.*	1,200	3,636
ChemoCentryx, Inc.*	30,800	286,440
Chimerix, Inc.*	40,800	176,256
Clovis Oncology, Inc.*	24,700	367,289
Coherus Biosciences, Inc. (x)*	41,300	912,730
Concert Pharmaceuticals, Inc.*	16,800	201,600
Constellation Pharmaceuticals, Inc. (x)*	2,600	31,928
Corbus Pharmaceuticals Holdings, Inc. (x)*	43,200	299,376
Cortexyme, Inc.*	900	38,259
Crinetics Pharmaceuticals, Inc.*	4,300	107,500
Cue Biopharma, Inc. (x)*	1,600	14,384
Cyclerion Therapeutics, Inc.*	9,520	109,004
Cytokinetics, Inc.*	25,200	283,500
CytomX Therapeutics, Inc.*	29,300	328,746
Deciphera Pharmaceuticals, Inc.*	10,600	239,030
Denali Therapeutics, Inc.*	25,300	525,228
Dicerna Pharmaceuticals, Inc.*	29,800	469,350
Dynavax Technologies Corp. (x)*	52,750	210,473
Eagle Pharmaceuticals, Inc.*	4,800	267,264
Editas Medicine, Inc.*	25,500	630,870
Eidos Therapeutics, Inc. (x)*	7,400	229,992
Eiger BioPharmaceuticals, Inc.*	2,900	30,740

See Notes to Financial Statements.

1385

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Emergent BioSolutions, Inc.*	24,800	$1,198,088
Enanta Pharmaceuticals, Inc.*	8,800	742,544
Enochian Biosciences, Inc.*	400	1,800
Epizyme, Inc.*	45,600	572,280
Esperion Therapeutics, Inc.*	12,800	595,456
Evelo Biosciences, Inc. (x)*	4,500	40,410
Fate Therapeutics, Inc.*	27,900	566,370
FibroGen, Inc.*	48,200	2,177,676
Five Prime Therapeutics, Inc.*	26,900	162,207
Flexion Therapeutics, Inc. (x)*	28,000	344,400
Forty Seven, Inc.*	8,400	89,040
G1 Therapeutics, Inc.*	19,100	585,606
Galectin Therapeutics, Inc.*	3,000	12,450
Genomic Health, Inc.*	15,212	884,882
Geron Corp. (x)*	112,311	158,359
Global Blood Therapeutics, Inc.*	34,000	1,788,400
GlycoMimetics, Inc.*	18,500	220,520
Gossamer Bio, Inc.*	4,800	106,464
Gritstone Oncology, Inc. (x)*	6,500	72,410
Halozyme Therapeutics, Inc.*	82,135	1,411,079
Harpoon Therapeutics, Inc. (x)*	1,000	13,000
Heron Therapeutics, Inc. (x)*	53,600	996,424
Homology Medicines, Inc.*	10,900	213,313
Hookipa Pharma, Inc.*	600	4,038
ImmunoGen, Inc.*	125,368	272,049
Immunomedics, Inc. (x)*	99,000	1,373,130
Inovio Pharmaceuticals, Inc. (x)*	63,900	187,866
Insmed, Inc.*	42,200	1,080,320
Intellia Therapeutics, Inc.*	26,700	437,079
Intercept Pharmaceuticals, Inc.*	16,400	1,304,948
Intrexon Corp. (x)*	38,800	297,208
Invitae Corp.*	49,000	1,151,500
Iovance Biotherapeutics, Inc. (x)*	65,900	1,615,868
Ironwood Pharmaceuticals, Inc.*	105,700	1,156,358
Jounce Therapeutics, Inc.*	23,900	118,305
Kadmon Holdings, Inc. (x)*	30,000	61,800
KalVista Pharmaceuticals, Inc.*	1,800	39,870
Karyopharm Therapeutics, Inc. (x)*	42,200	252,778
Kezar Life Sciences, Inc. (x)*	5,500	42,405
Kindred Biosciences, Inc.*	11,300	94,129
Kiniksa Pharmaceuticals Ltd., Class A*	6,200	83,948
Kodiak Sciences, Inc.*	3,200	37,440
Krystal Biotech, Inc.*	3,000	120,810
Kura Oncology, Inc.*	13,000	255,970
La Jolla Pharmaceutical Co. (x)*	47,400	438,450
Lexicon Pharmaceuticals, Inc. (x)*	39,111	246,008
Ligand Pharmaceuticals, Inc.*	12,826	1,464,088
LogicBio Therapeutics, Inc. (x)*	1,200	15,600
MacroGenics, Inc.*	38,600	655,042
Madrigal Pharmaceuticals, Inc. (x)*	6,500	681,265
Magenta Therapeutics, Inc.*	4,300	63,425
MannKind Corp. (x)*	64,700	74,405
Marker Therapeutics, Inc.*	6,200	49,104
MediciNova, Inc. (x)*	10,300	99,189

MEI Pharma, Inc.*	3,900	9,750
MeiraGTx Holdings plc*	4,600	123,648
Mersana Therapeutics, Inc.*	5,500	22,275
Millendo Therapeutics, Inc.*	600	6,936
Minerva Neurosciences, Inc.*	40,100	225,763
Mirati Therapeutics, Inc.*	14,100	1,452,300
Molecular Templates, Inc.*	1,800	15,030
Momenta Pharmaceuticals, Inc.*	54,428	677,629
Mustang Bio, Inc.*	2,900	10,672
Myriad Genetics, Inc.*	39,200	1,088,976
Natera, Inc.*	31,700	874,286
Neon Therapeutics, Inc.*	1,200	5,688
NextCure, Inc.*	800	11,984
Novavax, Inc. (x)*	24,962	146,277
Oncocyte Corp.*	3,600	8,964
OPKO Health, Inc. (x)*	179,600	438,224
Organogenesis Holdings, Inc.*	400	3,040
Palatin Technologies, Inc.*	84,600	98,136
PDL BioPharma, Inc.*	111,727	350,823
Pfenex, Inc.*	3,000	20,220
PhaseBio Pharmaceuticals, Inc.*	1,500	19,680
Pieris Pharmaceuticals, Inc. (x)*	16,800	78,960
PolarityTE, Inc. (x)*	15,800	90,060
Portola Pharmaceuticals, Inc. (x)*	36,400	987,532
Precision BioSciences, Inc.*	2,300	30,475
Principia Biopharma, Inc.*	5,100	169,269
Progenics Pharmaceuticals, Inc. (x)*	47,900	295,543
Protagonist Therapeutics, Inc.*	2,700	32,697
Prothena Corp. plc*	25,700	271,649
PTC Therapeutics, Inc.*	32,400	1,458,000
Puma Biotechnology, Inc.*	28,800	366,048
Ra Pharmaceuticals, Inc.*	14,800	445,036
Radius Health, Inc.*	25,500	621,180
Recro Pharma, Inc.*	11,800	120,006
REGENXBIO, Inc.*	22,800	1,171,236
Repligen Corp.*	26,800	2,303,460
Replimune Group, Inc. (x)*	3,800	55,708
Retrophin, Inc.*	19,700	395,773
Rhythm Pharmaceuticals, Inc. (x)*	9,300	204,600
Rigel Pharmaceuticals, Inc.*	74,340	194,027
Rocket Pharmaceuticals, Inc.*	14,700	220,500
Rubius Therapeutics, Inc. (x)*	18,900	297,297
Sangamo Therapeutics, Inc. (x)*	56,600	609,582
Savara, Inc.*	22,900	54,273
Scholar Rock Holding Corp. (x)*	7,000	111,020
Seres Therapeutics, Inc. (x)*	36,500	117,530
Solid Biosciences, Inc. (x)*	17,200	98,900
Sorrento Therapeutics, Inc. (x)*	72,100	192,507
Spark Therapeutics, Inc.*	20,269	2,075,140
Spectrum Pharmaceuticals, Inc.*	55,265	475,832
Spero Therapeutics, Inc.*	1,500	17,265
Stemline Therapeutics, Inc.*	16,200	248,184
Sutro Biopharma, Inc.*	1,100	12,518
Syndax Pharmaceuticals, Inc.*	11,300	105,203
Synlogic, Inc.*	4,100	37,310

See Notes to Financial Statements.

1386

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Synthorx, Inc. (x)*	3,200	$43,232
Syros Pharmaceuticals, Inc.*	8,700	80,562
TCR2 Therapeutics, Inc.*	400	5,724
TG Therapeutics, Inc. (x)*	55,300	478,345
Tocagen, Inc.*	7,300	48,764
Translate Bio, Inc. (x)*	7,600	95,988
Turning Point Therapeutics, Inc.*	2,100	85,470
Twist Bioscience Corp.*	12,000	348,120
Tyme Technologies, Inc. (x)*	36,300	44,286
Ultragenyx Pharmaceutical, Inc. (x)*	34,600	2,197,100
UNITY Biotechnology, Inc. (x)*	19,000	180,500
UroGen Pharma Ltd.*	10,600	380,964
Vanda Pharmaceuticals, Inc.*	34,600	487,514
VBI Vaccines, Inc.*	47,400	55,458
Veracyte, Inc.*	26,400	752,664
Vericel Corp.*	21,900	413,691
Viking Therapeutics, Inc. (x)*	31,000	257,300
Voyager Therapeutics, Inc.*	19,000	517,180
X4 Pharmaceuticals, Inc.*	300	4,500
XBiotech, Inc.*	2,500	18,950
Xencor, Inc.*	32,200	1,317,946
Y-mAbs Therapeutics, Inc.*	5,300	121,211
ZIOPHARM Oncology, Inc. (x)*	89,225	520,182

		90,176,815

Health Care Equipment & Supplies (3.8%)
Accuray, Inc.*	61,847	239,348
Alphatec Holdings, Inc.*	2,100	9,534
AngioDynamics, Inc.*	16,200	318,978
Antares Pharma, Inc.*	78,900	259,581
Apyx Medical Corp.*	1,400	9,408
AtriCure, Inc.*	27,700	826,568
Atrion Corp.	800	682,192
Avanos Medical, Inc.*	26,300	1,146,943
Avedro, Inc.*	1,300	25,532
Axogen, Inc.*	22,400	443,520
Axonics Modulation Technologies, Inc. (x)*	6,200	254,014
BioLife Solutions, Inc.*	1,800	30,510
BioSig Technologies, Inc.*	2,500	23,475
Cardiovascular Systems, Inc.*	18,300	785,619
Cerus Corp.*	67,100	377,102
Conformis, Inc.*	15,600	68,016
CONMED Corp.	15,787	1,350,894
Corindus Vascular Robotics, Inc.*	14,300	42,614
CryoLife, Inc.*	18,068	540,775
CryoPort, Inc.*	13,200	241,824
Cutera, Inc.*	12,100	251,438
CytoSorbents Corp. (x)*	6,500	42,965
ElectroCore, Inc. (x)*	6,300	12,600
GenMark Diagnostics, Inc.*	32,700	212,223
Glaukos Corp.*	18,900	1,425,060
Globus Medical, Inc., Class A*	48,000	2,030,400
Haemonetics Corp.*	29,408	3,538,959
Heska Corp.*	3,200	272,544
Inogen, Inc.*	9,400	627,544
Integer Holdings Corp.*	17,518	1,470,110
IntriCon Corp. (x)*	6,400	149,504

Invacare Corp.	27,900	144,801
iRadimed Corp. (x)*	2,700	55,215
iRhythm Technologies, Inc.*	13,300	1,051,764
Lantheus Holdings, Inc.*	27,800	786,740
LeMaitre Vascular, Inc.	9,200	257,416
LivaNova plc*	27,800	2,000,488
Meridian Bioscience, Inc.	25,677	305,043
Merit Medical Systems, Inc.*	33,607	2,001,633
Mesa Laboratories, Inc.	1,700	415,378
Misonix, Inc.*	700	17,794
Natus Medical, Inc.*	19,400	498,386
Neogen Corp.*	27,822	1,728,024
Neuronetics, Inc.*	5,000	62,550
Nevro Corp.*	15,900	1,030,797
Novocure Ltd.*	47,900	3,028,717
NuVasive, Inc.*	28,409	1,663,063
OraSure Technologies, Inc.*	31,086	288,478
Orthofix Medical, Inc.*	10,000	528,800
OrthoPediatrics Corp.*	4,700	183,300
Pulse Biosciences, Inc. (x)*	9,700	128,040
Quidel Corp.*	18,300	1,085,556
Rockwell Medical, Inc. (x)*	42,000	126,420
RTI Surgical Holdings, Inc.*	42,449	180,408
SeaSpine Holdings Corp.*	3,900	51,675
Senseonics Holdings, Inc. (x)*	73,700	150,348
Shockwave Medical, Inc.*	4,100	234,069
SI-BONE, Inc.*	5,200	105,768
Sientra, Inc. (x)*	27,400	168,784
Silk Road Medical, Inc.*	2,600	125,996
Soliton, Inc.*	15,800	232,260
STAAR Surgical Co.*	23,200	681,616
Surmodics, Inc.*	7,821	337,633
Tactile Systems Technology, Inc.*	8,700	495,204
Tandem Diabetes Care, Inc.*	31,400	2,025,928
TransEnterix, Inc. (x)*	109,700	149,192
TransMedics Group, Inc.*	2,100	60,879
Utah Medical Products, Inc.	2,400	229,680
Vapotherm, Inc.*	2,400	55,200
Varex Imaging Corp.*	21,600	662,040
ViewRay, Inc. (x)*	40,600	357,686
Wright Medical Group NV*	69,033	2,058,564

		43,461,127

Health Care Providers & Services (2.0%)
Addus HomeCare Corp.*	5,300	397,235
Amedisys, Inc.*	17,734	2,153,085
American Renal Associates Holdings, Inc.*	15,900	118,296
AMN Healthcare Services, Inc.*	27,200	1,475,600
Apollo Medical Holdings, Inc. (x)*	6,500	108,615
Avalon GloboCare Corp.*	1,400	3,640
BioScrip, Inc. (x)*	86,300	224,380
BioTelemetry, Inc.*	22,700	1,093,005
Brookdale Senior Living, Inc.*	104,400	752,724
Catasys, Inc.*	1,100	21,142
Community Health Systems, Inc. (x)*	67,300	179,691
CorVel Corp.*	7,300	635,173

See Notes to Financial Statements.

1387

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Cross Country Healthcare, Inc.*	25,495	$239,143
Diplomat Pharmacy, Inc.*	39,700	241,773
Ensign Group, Inc. (The)	28,800	1,639,296
Enzo Biochem, Inc.*	27,100	91,327
Genesis Healthcare, Inc.*	55,000	68,200
Hanger, Inc.*	20,500	392,575
HealthEquity, Inc.*	33,200	2,171,280
Joint Corp. (The)*	1,800	32,760
LHC Group, Inc.*	17,207	2,057,613
Magellan Health, Inc.*	13,815	1,025,487
National HealthCare Corp.	7,200	584,280
National Research Corp.	7,625	439,124
Owens & Minor, Inc.	47,600	152,320
Patterson Cos., Inc.	45,800	1,048,820
PetIQ, Inc.*	9,900	326,304
Providence Service Corp. (The)*	6,723	385,497
R1 RCM, Inc.*	57,500	723,350
RadNet, Inc.*	24,800	341,992
Select Medical Holdings Corp.*	59,303	941,139
Surgery Partners, Inc. (x)*	21,500	175,010
Tenet Healthcare Corp.*	58,200	1,202,412
Tivity Health, Inc.*	33,301	547,468
Triple-S Management Corp., Class B*	13,836	329,989
US Physical Therapy, Inc.	6,907	846,591

		23,166,336

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	104,000	1,209,520
Castlight Health, Inc., Class B*	60,150	194,284
Computer Programs & Systems, Inc.	8,902	247,387
Evolent Health, Inc., Class A*	37,700	299,715
HealthStream, Inc.*	13,000	336,180
HMS Holdings Corp.*	50,429	1,633,395
Inovalon Holdings, Inc., Class A (x)*	35,900	520,909
Inspire Medical Systems, Inc.*	8,200	497,330
NextGen Healthcare, Inc.*	30,276	602,492
Omnicell, Inc.*	23,155	1,992,025
OptimizeRx Corp.*	1,500	24,300
Simulations Plus, Inc.	3,600	102,816
Tabula Rasa HealthCare, Inc. (x)*	9,700	484,321
Teladoc Health, Inc. (x)*	40,400	2,682,964
Vocera Communications, Inc.*	15,700	501,144

		11,328,782

Life Sciences Tools & Services (0.7%)
Accelerate Diagnostics, Inc. (x)*	13,100	299,728
Cambrex Corp.*	19,500	912,795
ChromaDex Corp. (x)*	4,500	20,925
Codexis, Inc.*	28,400	523,412
Fluidigm Corp.*	39,100	481,712
Luminex Corp.	21,519	444,152
Medpace Holdings, Inc.*	15,600	1,020,552
NanoString Technologies, Inc.*	14,700	446,145
NeoGenomics, Inc.*	45,400	996,076

Pacific Biosciences of California, Inc.*	115,600	699,380
Quanterix Corp.*	8,300	280,457
Syneos Health, Inc.*	35,200	1,798,368

		7,923,702

Pharmaceuticals (1.7%)
AcelRx Pharmaceuticals, Inc.*	10,700	27,071
Acer Therapeutics, Inc.*	4,700	18,330
Aclaris Therapeutics, Inc.*	31,500	68,985
Aerie Pharmaceuticals, Inc. (x)*	31,300	924,915
Akorn, Inc.*	52,100	268,315
Amneal Pharmaceuticals, Inc.*	43,766	313,802
Amphastar Pharmaceuticals, Inc.*	20,400	430,644
ANI Pharmaceuticals, Inc.*	4,350	357,570
Aratana Therapeutics, Inc.*	36,650	189,114
Arvinas, Inc.*	6,600	145,134
Assertio Therapeutics, Inc.*	54,500	188,025
Axsome Therapeutics, Inc.*	10,800	278,100
BioDelivery Sciences International, Inc.*	7,100	33,015
Cerecor, Inc.*	1,300	7,072
Chiasma, Inc.*	3,200	23,904
Collegium Pharmaceutical, Inc.*	21,500	282,725
Corcept Therapeutics, Inc.*	68,300	761,545
CorMedix, Inc.*	3,600	32,292
Cymabay Therapeutics, Inc.*	57,700	413,132
Dermira, Inc.*	27,400	261,944
Dova Pharmaceuticals, Inc. (x)*	17,500	246,750
Eloxx Pharmaceuticals, Inc. (x)*	7,100	70,787
Endo International plc*	125,100	515,412
Evofem Biosciences, Inc.*	1,000	6,640
Evolus, Inc. (x)*	9,200	134,504
EyePoint Pharmaceuticals, Inc.*	3,600	5,904
Innoviva, Inc.*	47,500	691,600
Intersect ENT, Inc.*	14,000	318,640
Intra-Cellular Therapies, Inc.*	35,400	459,492
Kala Pharmaceuticals, Inc.*	7,800	49,764
Lannett Co., Inc. (x)*	43,000	260,580
Liquidia Technologies, Inc.*	2,000	16,000
Mallinckrodt plc*	46,000	422,280
Marinus Pharmaceuticals, Inc. (x)*	8,200	34,030
Medicines Co. (The) (x)*	38,687	1,410,915
Menlo Therapeutics, Inc.*	1,200	7,188
MyoKardia, Inc.*	25,100	1,258,514
NGM Biopharmaceuticals, Inc.*	1,000	14,640
Ocular Therapeutix, Inc. (x)*	43,200	190,080
Odonate Therapeutics, Inc. (x)*	5,400	198,126
Omeros Corp. (x)*	23,200	364,008
Optinose, Inc. (x)*	15,600	110,448
Osmotica Pharmaceuticals plc (x)*	3,500	13,300
Pacira BioSciences, Inc.*	20,600	895,894
Paratek Pharmaceuticals, Inc. (x)*	19,300	77,007
Phibro Animal Health Corp., Class A	9,050	287,519

See Notes to Financial Statements.

1388

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Prestige Consumer Healthcare, Inc.*	29,800	$944,064
Reata Pharmaceuticals, Inc., Class A*	10,400	981,240
resTORbio, Inc. (x)*	4,000	40,800
Revance Therapeutics, Inc.*	19,800	256,806
SIGA Technologies, Inc.*	22,000	124,960
Strongbridge Biopharma plc*	1,800	5,634
Supernus Pharmaceuticals, Inc.*	26,500	876,885
TherapeuticsMD, Inc. (x)*	96,200	250,120
Theravance Biopharma, Inc. (x)*	23,000	375,590
Tricida, Inc. (x)*	12,300	485,358
Verrica Pharmaceuticals, Inc. (x)*	2,100	24,402
WaVe Life Sciences Ltd. (x)*	9,600	250,464
Xeris Pharmaceuticals, Inc. (x)*	9,000	102,960
Zogenix, Inc.*	23,212	1,109,069
Zynerba Pharmaceuticals, Inc.*	19,600	265,580

		19,179,588

Total Health Care		195,236,350

Industrials (15.8%)
Aerospace & Defense (1.3%)
AAR Corp.	19,012	699,452
Aerojet Rocketdyne Holdings, Inc.*	39,300	1,759,461
Aerovironment, Inc.*	11,621	659,724
Astronics Corp.*	19,200	772,224
Axon Enterprise, Inc.*	33,600	2,157,456
Cubic Corp.	17,186	1,108,153
Ducommun, Inc.*	4,800	216,336
Kratos Defense & Security Solutions, Inc.*	48,500	1,110,165
Maxar Technologies, Inc.	18,600	145,452
Mercury Systems, Inc.*	30,200	2,124,570
Moog, Inc., Class A	18,353	1,718,024
National Presto Industries, Inc.	3,500	326,515
Parsons Corp.*	10,600	390,716
Triumph Group, Inc.	27,900	638,910
Vectrus, Inc.*	6,100	247,416
Wesco Aircraft Holdings, Inc.*	26,100	289,710

		14,364,284

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	29,400	717,360
Atlas Air Worldwide Holdings, Inc.*	14,327	639,557
Echo Global Logistics, Inc.*	13,800	288,006
Forward Air Corp.	17,140	1,013,831
Hub Group, Inc., Class A*	19,033	799,006
Radiant Logistics, Inc.*	25,700	157,798

		3,615,558

Airlines (0.5%)
Allegiant Travel Co.	7,577	1,087,299
Hawaiian Holdings, Inc.	30,300	831,129
Mesa Air Group, Inc.*	3,500	31,990

SkyWest, Inc.	29,400	1,783,698
Spirit Airlines, Inc.*	38,300	1,828,059

		5,562,175

Building Products (1.4%)
AAON, Inc.	23,200	1,164,176
Advanced Drainage Systems, Inc.	19,000	623,010
American Woodmark Corp.*	7,900	668,498
Apogee Enterprises, Inc.	15,900	690,696
Armstrong Flooring, Inc.*	15,800	155,630
Builders FirstSource, Inc.*	61,600	1,038,576
Caesarstone Ltd. (x)	13,700	205,911
Continental Building Products, Inc.*	20,200	536,714
Cornerstone Building Brands, Inc.*	41,700	243,111
CSW Industrials, Inc.	8,300	565,645
Gibraltar Industries, Inc.*	18,200	734,552
Griffon Corp.	16,443	278,215
Insteel Industries, Inc.	5,000	104,100
JELD-WEN Holding, Inc.*	38,026	807,292
Masonite International Corp.*	17,000	895,560
Patrick Industries, Inc.*	13,725	675,133
PGT Innovations, Inc.*	32,300	540,056
Quanex Building Products Corp.	18,867	356,397
Simpson Manufacturing Co., Inc.	23,819	1,583,011
Trex Co., Inc.*	33,400	2,394,780
Universal Forest Products, Inc.	34,062	1,296,400

		15,557,463

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	36,832	1,473,280
ACCO Brands Corp.	60,986	479,960
Advanced Disposal Services, Inc.*	40,500	1,292,355
Brady Corp., Class A	26,641	1,313,934
BrightView Holdings, Inc.*	1,600	29,936
Brink’s Co. (The)	28,200	2,289,276
Casella Waste Systems, Inc., Class A*	30,700	1,216,641
CECO Environmental Corp. (x)*	15,300	146,727
Charah Solutions, Inc.*	500	2,750
Cimpress NV*	14,200	1,290,638
Covanta Holding Corp.	67,100	1,201,761
Deluxe Corp.	28,061	1,140,960
Ennis, Inc.	12,456	255,597
Healthcare Services Group, Inc. (x)	39,669	1,202,764
Heritage-Crystal Clean, Inc.*	6,800	178,908
Herman Miller, Inc.	34,391	1,537,278
HNI Corp.	26,041	921,331
Interface, Inc.	40,298	617,768
Kimball International, Inc., Class B	20,200	352,086
Knoll, Inc.	26,658	612,601
LSC Communications, Inc. (x)	18,300	67,161
Matthews International Corp., Class A	18,359	639,811

See Notes to Financial Statements.

1389

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

McGrath RentCorp	13,445	$835,607
Mobile Mini, Inc.	24,495	745,383
MSA Safety, Inc.	20,007	2,108,538
Multi-Color Corp.	7,800	389,766
NL Industries, Inc.*	6,645	24,254
NRC Group Holdings Corp.*	600	6,672
PICO Holdings, Inc.*	11,600	134,792
Pitney Bowes, Inc.	105,100	449,828
Quad/Graphics, Inc. (x)	22,200	175,602
RR Donnelley & Sons Co.	27,200	53,584
SP Plus Corp.*	10,000	319,300
Steelcase, Inc., Class A	47,672	815,191
Team, Inc.*	11,100	170,052
Tetra Tech, Inc.	33,537	2,634,331
UniFirst Corp.	8,705	1,641,502
US Ecology, Inc.	12,300	732,342
Viad Corp.	11,124	736,854
VSE Corp.	3,900	111,891

		30,349,012

Construction & Engineering (1.1%)
Aegion Corp.*	21,262	391,221
Ameresco, Inc., Class A*	5,400	79,542
Arcosa, Inc.	27,500	1,034,825
Argan, Inc. (x)	7,100	287,976
Comfort Systems USA, Inc.	20,743	1,057,685
Concrete Pumping Holdings, Inc.*	2,300	11,776
Construction Partners, Inc., Class A*	1,800	27,036
Dycom Industries, Inc.*	17,516	1,031,167
EMCOR Group, Inc.	34,599	3,048,172
Granite Construction, Inc.	26,435	1,273,638
Great Lakes Dredge & Dock Corp.*	31,200	344,448
IES Holdings, Inc.*	4,700	88,595
MasTec, Inc.*	38,062	1,961,335
MYR Group, Inc.*	6,600	246,510
Northwest Pipe Co.*	400	10,312
NV5 Global, Inc.*	8,400	683,760
Primoris Services Corp.	21,700	454,181
Sterling Construction Co., Inc.*	1,900	25,498
Tutor Perini Corp.*	20,595	285,653
WillScot Corp.*	29,200	439,168

		12,782,498

Electrical Equipment (1.0%)
Allied Motion Technologies, Inc.	1,700	64,430
American Superconductor Corp.*	3,100	28,768
Atkore International Group, Inc.*	26,200	677,794
AZZ, Inc.	14,586	671,248
Bloom Energy Corp., Class A*	31,200	382,824
Encore Wire Corp.	11,628	681,168
Energous Corp. (x)*	4,800	20,976
EnerSys	25,039	1,715,171
Enphase Energy, Inc.*	64,500	1,175,835
Generac Holdings, Inc.*	35,400	2,457,114
Plug Power, Inc.*	38,400	86,400
Powell Industries, Inc.	4,700	178,600

Preformed Line Products Co.	100	5,552
Sunrun, Inc. (x)*	67,000	1,256,920
Thermon Group Holdings, Inc.*	18,400	471,960
TPI Composites, Inc.*	16,300	402,936
Vicor Corp.*	9,400	291,870
Vivint Solar, Inc.*	48,000	350,400

		10,919,966

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	20,826	747,237

Machinery (4.0%)
Actuant Corp., Class A	32,513	806,648
Alamo Group, Inc.	5,400	539,622
Albany International Corp., Class A	16,391	1,358,978
Altra Industrial Motion Corp.	33,531	1,203,092
Astec Industries, Inc.	10,543	343,280
Barnes Group, Inc.	29,106	1,639,832
Blue Bird Corp.*	4,200	82,698
Briggs & Stratton Corp.	24,344	249,283
Chart Industries, Inc.*	19,421	1,493,086
CIRCOR International, Inc.*	9,509	437,414
Columbus McKinnon Corp.	11,100	465,867
Commercial Vehicle Group, Inc.*	2,800	22,456
Douglas Dynamics, Inc.	12,500	497,375
Energy Recovery, Inc. (x)*	26,600	277,172
EnPro Industries, Inc.	12,954	826,983
ESCO Technologies, Inc.	14,552	1,202,286
Evoqua Water Technologies Corp.*	42,270	601,925
Federal Signal Corp.	34,400	920,200
Franklin Electric Co., Inc.	26,452	1,256,470
Gencor Industries, Inc.*	1,100	14,300
Global Brass & Copper Holdings, Inc.	12,000	524,760
Gorman-Rupp Co. (The)	8,737	286,836
Graham Corp.	6,500	131,365
Greenbrier Cos., Inc. (The)	16,300	495,520
Harsco Corp.*	46,500	1,275,960
Helios Technologies, Inc.	20,950	972,289
Hillenbrand, Inc.	35,200	1,392,864
Hurco Cos., Inc.	3,100	110,236
Hyster-Yale Materials Handling, Inc.	5,700	314,982
John Bean Technologies Corp.	18,031	2,184,095
Kadant, Inc.	6,200	563,022
Kennametal, Inc.	44,700	1,653,453
LB Foster Co., Class A*	600	16,404
Lindsay Corp. (x)	6,075	499,426
Luxfer Holdings plc	15,400	377,608
Lydall, Inc.*	9,800	197,960
Manitowoc Co., Inc. (The)*	17,975	319,955
Meritor, Inc.*	47,235	1,145,449
Milacron Holdings Corp.*	38,700	534,060
Miller Industries, Inc.	6,200	190,650
Mueller Industries, Inc.	32,514	951,685
Mueller Water Products, Inc., Class A	89,493	878,821
Navistar International Corp.*	28,600	985,270

See Notes to Financial Statements.

1390

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

NN, Inc.	15,400	$150,304
Omega Flex, Inc.	1,300	99,853
Park-Ohio Holdings Corp.	5,200	169,468
Proto Labs, Inc.*	16,900	1,960,738
RBC Bearings, Inc.*	14,700	2,452,107
REV Group, Inc.	23,500	338,635
Rexnord Corp.*	59,600	1,801,112
Spartan Motors, Inc.	11,200	122,752
SPX Corp.*	23,500	775,970
SPX FLOW, Inc.*	29,200	1,222,312
Standex International Corp.	7,279	532,386
Tennant Co.	11,231	687,337
Terex Corp.	35,900	1,127,260
Titan International, Inc.	23,300	113,937
TriMas Corp.*	26,900	833,093
Twin Disc, Inc.*	500	7,550
Wabash National Corp.	34,300	558,061
Watts Water Technologies, Inc., Class A	16,359	1,524,332
Welbilt, Inc.*	73,500	1,227,450

		45,946,294

Marine (0.1%)
Costamare, Inc.	19,400	99,522
Eagle Bulk Shipping, Inc.*	4,300	22,532
Genco Shipping & Trading Ltd. (x)*	6,100	51,484
Matson, Inc.	24,800	963,480
Safe Bulkers, Inc.*	2,400	3,744
Scorpio Bulkers, Inc.	31,200	143,520

		1,284,282

Professional Services (1.6%)
Acacia Research Corp.*	29,841	88,329
ASGN, Inc.*	29,200	1,769,520
Barrett Business Services, Inc.	3,300	272,580
BG Staffing, Inc.	1,300	24,544
CBIZ, Inc.*	27,400	536,766
CRA International, Inc.	4,800	183,984
Exponent, Inc.	29,292	1,714,754
Forrester Research, Inc.	5,300	249,259
Franklin Covey Co.*	5,900	200,600
FTI Consulting, Inc.*	23,500	1,970,240
GP Strategies Corp.*	6,600	99,528
Heidrick & Struggles International, Inc.	8,100	242,757
Huron Consulting Group, Inc.*	12,444	626,929
ICF International, Inc.	10,400	757,120
InnerWorkings, Inc.*	19,400	74,108
Insperity, Inc.	21,374	2,610,620
Kelly Services, Inc., Class A	16,534	433,025
Kforce, Inc.	12,100	424,589
Korn Ferry	32,852	1,316,380
Mistras Group, Inc.*	10,200	146,574
Navigant Consulting, Inc.	26,532	615,277
Resources Connection, Inc.	18,195	291,302
TriNet Group, Inc.*	28,100	1,905,180
TrueBlue, Inc.*	24,015	529,771
Upwork, Inc.*	31,100	500,088
WageWorks, Inc.*	20,915	1,062,273
Willdan Group, Inc.*	900	33,525

		18,679,622

Road & Rail (0.5%)
ArcBest Corp.	15,400	432,894
Avis Budget Group, Inc.*	42,900	1,508,364
Covenant Transportation Group, Inc., Class A*	5,900	86,789
Daseke, Inc.*	5,600	20,160
Heartland Express, Inc.	29,355	530,445
Hertz Global Holdings, Inc.*	57,400	916,104
Marten Transport Ltd.	21,916	397,776
PAM Transportation Services, Inc.*	200	12,400
Roadrunner Transportation Systems, Inc.*	600	5,730
Saia, Inc.*	13,800	892,446
Universal Logistics Holdings, Inc.	3,000	67,410
US Xpress Enterprises, Inc., Class A*	2,100	10,794
Werner Enterprises, Inc.	25,566	794,591
YRC Worldwide, Inc. (x)*	9,400	37,882

		5,713,785

Trading Companies & Distributors (1.3%)
Aircastle Ltd.	26,955	573,063
Applied Industrial Technologies, Inc.	20,888	1,285,239
Beacon Roofing Supply, Inc.*	37,976	1,394,479
BlueLinx Holdings, Inc.*	1,800	35,658
BMC Stock Holdings, Inc.*	46,400	983,680
CAI International, Inc.*	3,900	96,798
DXP Enterprises, Inc.*	7,000	265,230
EVI Industries, Inc.	200	7,654
Foundation Building Materials, Inc.*	13,000	231,140
GATX Corp.	23,100	1,831,599
General Finance Corp.*	1,200	10,044
GMS, Inc.*	13,500	297,000
H&E Equipment Services, Inc.	17,900	520,711
Herc Holdings, Inc.*	13,900	637,037
Kaman Corp.	16,392	1,044,007
Lawson Products, Inc.*	1,000	36,730
MRC Global, Inc.*	58,200	996,384
NOW, Inc.*	60,500	892,980
Rush Enterprises, Inc., Class A	16,900	617,188
Rush Enterprises, Inc., Class B	4,300	158,713
SiteOne Landscape Supply, Inc. (x)*	22,300	1,545,390
Systemax, Inc.	10,071	223,173
Textainer Group Holdings Ltd.*	13,300	134,064
Titan Machinery, Inc.*	7,900	162,582
Transcat, Inc.*	400	10,236
Triton International Ltd.	29,200	956,592
Veritiv Corp.*	2,800	54,376
Willis Lease Finance Corp.*	900	52,488

		15,054,235

Total Industrials		180,576,411

See Notes to Financial Statements.

1391

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (13.0%)
Communications Equipment (1.2%)
Acacia Communications, Inc.*	21,200	$999,792
ADTRAN, Inc.	28,206	430,142
Aerohive Networks, Inc.*	15,100	66,893
Applied Optoelectronics, Inc.*	4,700	48,316
CalAmp Corp.*	23,100	269,808
Calix, Inc.*	32,300	211,888
Casa Systems, Inc.*	13,600	87,448
Clearfield, Inc.*	7,400	98,050
Comtech Telecommunications Corp.	11,300	317,643
DASAN Zhone Solutions, Inc.*	700	9,093
Digi International, Inc.*	18,200	230,776
Extreme Networks, Inc.*	57,500	372,025
Finisar Corp.*	61,700	1,411,079
Harmonic, Inc. (x)*	54,259	301,137
Infinera Corp.*	86,261	251,020
Inseego Corp.*	8,200	39,278
InterDigital, Inc.	19,925	1,283,170
KVH Industries, Inc.*	900	9,783
Lumentum Holdings, Inc.*	47,435	2,533,503
NETGEAR, Inc.*	18,629	471,127
NetScout Systems, Inc.*	51,154	1,298,800
Plantronics, Inc.	19,059	705,945
Ribbon Communications, Inc.*	34,848	170,407
TESSCO Technologies, Inc.	400	7,144
Viavi Solutions, Inc.*	132,700	1,763,583

		13,387,850

Electronic Equipment, Instruments & Components (2.5%)
Airgain, Inc.*	1,500	21,225
Akoustis Technologies, Inc.*	3,800	24,320
Anixter International, Inc.*	16,658	994,649
Arlo Technologies, Inc.*	43,190	173,192
AVX Corp.	26,100	433,260
Badger Meter, Inc.	17,060	1,018,311
Bel Fuse, Inc., Class B	6,200	106,454
Belden, Inc.	25,035	1,491,335
Benchmark Electronics, Inc.	28,448	714,614
Coda Octopus Group, Inc.*	4,400	57,420
Control4 Corp.*	16,900	401,375
CTS Corp.	18,000	496,440
Daktronics, Inc.	30,900	190,653
ePlus, Inc.*	7,300	503,262
Fabrinet*	20,000	993,400
FARO Technologies, Inc.*	10,567	555,613
Fitbit, Inc., Class A (x)*	100,000	440,000
II-VI, Inc. (x)*	34,386	1,257,152
Insight Enterprises, Inc.*	20,443	1,189,782
Iteris, Inc.*	5,400	27,918
Itron, Inc.*	18,900	1,182,573
KEMET Corp.	26,200	492,822
Kimball Electronics, Inc.*	15,400	250,096
Knowles Corp.*	50,700	928,317
Methode Electronics, Inc.	20,900	597,113
MTS Systems Corp.	10,502	614,682
Napco Security Technologies, Inc.*	2,500	74,200
nLight, Inc.*	27,800	533,760
Novanta, Inc.*	19,300	1,819,990
OSI Systems, Inc.*	10,068	1,133,959

PAR Technology Corp.*	1,500	42,300
Park Electrochemical Corp.	13,772	229,855
PC Connection, Inc.	7,600	265,848
PCM, Inc.*	3,000	105,120
Plexus Corp.*	19,175	1,119,245
Rogers Corp.*	10,384	1,792,071
Sanmina Corp.*	42,200	1,277,816
ScanSource, Inc.*	15,039	489,670
Tech Data Corp.*	20,700	2,165,220
TTM Technologies, Inc.*	52,901	539,590
Vishay Intertechnology, Inc.	76,500	1,263,780
Vishay Precision Group, Inc.*	6,800	276,284
Wrap Technologies, Inc.*	1,200	7,464

		28,292,150

IT Services (2.2%)
Brightcove, Inc.*	23,000	237,590
Carbonite, Inc.*	21,300	554,652
Cardtronics plc, Class A*	25,900	707,588
Cass Information Systems, Inc.	9,478	459,493
Conduent, Inc.*	97,900	938,861
CSG Systems International, Inc.	18,365	896,763
Endurance International Group Holdings, Inc.*	39,700	190,560
EVERTEC, Inc.	37,900	1,239,330
Evo Payments, Inc., Class A*	23,900	753,567
Exela Technologies, Inc.*	3,100	6,789
ExlService Holdings, Inc.*	18,700	1,236,631
GTT Communications, Inc. (x)*	19,500	343,200
Hackett Group, Inc. (The)	15,919	267,280
I3 Verticals, Inc., Class A*	3,400	100,130
Information Services Group, Inc.*	1,600	5,056
International Money Express, Inc.*	1,300	18,330
KBR, Inc.	82,500	2,057,550
Limelight Networks, Inc.*	29,600	79,920
LiveRamp Holdings, Inc.*	37,785	1,831,817
ManTech International Corp., Class A	14,141	931,185
MAXIMUS, Inc.	36,868	2,674,405
NIC, Inc.	36,455	584,738
Paysign, Inc.*	9,900	132,363
Perficient, Inc.*	21,700	744,744
Perspecta, Inc.	80,300	1,879,823
Presidio, Inc.	26,100	356,787
PRGX Global, Inc.*	700	4,704
Science Applications International Corp.	33,565	2,905,386
StarTek, Inc.*	800	6,536
Sykes Enterprises, Inc.*	21,699	595,855
TTEC Holdings, Inc.	7,425	345,931
Tucows, Inc., Class A (x)*	4,000	244,080
Unisys Corp.*	30,464	296,110
USA Technologies, Inc.*	7,900	58,697
Verra Mobility Corp.*	55,700	729,113
Virtusa Corp.*	16,500	733,095

		25,148,659

Semiconductors & Semiconductor Equipment (2.1%)
Adesto Technologies Corp.*	1,700	13,855
Advanced Energy Industries, Inc.*	22,703	1,277,498

See Notes to Financial Statements.

1392

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Alpha & Omega Semiconductor Ltd.*	14,100	$131,694
Ambarella, Inc.*	18,400	811,992
Amkor Technology, Inc.*	57,800	431,188
Aquantia Corp.*	3,800	49,514
Axcelis Technologies, Inc.*	16,700	251,335
AXT, Inc.*	8,700	34,452
Brooks Automation, Inc.	39,150	1,517,063
Cabot Microelectronics Corp.	17,980	1,979,238
CEVA, Inc.*	11,400	277,590
Cirrus Logic, Inc.*	36,467	1,593,608
Cohu, Inc.	17,031	262,788
Diodes, Inc.*	21,908	796,794
DSP Group, Inc.*	1,700	24,412
FormFactor, Inc.*	39,481	618,667
GSI Technology, Inc.*	700	5,999
Ichor Holdings Ltd.*	10,200	241,128
Impinj, Inc. (x)*	9,500	271,890
Inphi Corp.*	29,200	1,462,920
Lattice Semiconductor Corp.*	68,900	1,005,251
MACOM Technology Solutions Holdings, Inc.*	23,213	351,213
MaxLinear, Inc.*	41,693	977,284
Nanometrics, Inc.*	9,800	340,158
NeoPhotonics Corp.*	46,600	194,788
NVE Corp.	2,943	204,921
PDF Solutions, Inc.*	13,100	171,872
Photronics, Inc.*	35,100	287,820
Power Integrations, Inc.	15,724	1,260,750
Rambus, Inc.*	62,400	751,296
Rudolph Technologies, Inc.*	17,200	475,236
Semtech Corp.*	37,096	1,782,463
Silicon Laboratories, Inc.*	23,700	2,450,580
SMART Global Holdings, Inc.*	10,800	248,292
SunPower Corp. (x)*	25,900	276,871
Synaptics, Inc.*	20,137	586,792
Ultra Clean Holdings, Inc.*	3,600	50,112
Veeco Instruments, Inc.*	26,786	327,325
Xperi Corp.	28,310	582,903

		24,379,552

Software (4.6%)
8x8, Inc.*	50,600	1,219,460
A10 Networks, Inc.*	31,800	216,876
ACI Worldwide, Inc.*	66,216	2,273,857
Agilysys, Inc.*	1,400	30,058
Alarm.com Holdings, Inc.*	20,800	1,112,800
Altair Engineering, Inc., Class A (x)*	21,800	880,502
Amber Road, Inc.*	3,500	45,710
American Software, Inc., Class A	17,200	226,180
Appfolio, Inc., Class A*	8,200	838,614
Appian Corp.*	17,600	634,832
Avaya Holdings Corp.*	58,500	696,735
Benefitfocus, Inc.*	15,600	423,540
Blackbaud, Inc.	27,087	2,261,764
Blackline, Inc.*	24,200	1,294,942
Bottomline Technologies DE, Inc.*	23,491	1,039,242
Box, Inc., Class A*	81,100	1,428,171
Carbon Black, Inc.*	31,600	528,352

ChannelAdvisor Corp.*	17,200	150,672
Cision Ltd.*	51,800	607,614
Cloudera, Inc.*	167,511	881,108
CommVault Systems, Inc.*	22,214	1,102,259
Cornerstone OnDemand, Inc.*	34,800	2,015,964
Digimarc Corp. (x)*	5,900	261,901
Digital Turbine, Inc.*	16,800	84,000
Domo, Inc., Class B (x)*	9,300	254,076
Ebix, Inc. (x)	14,500	728,190
eGain Corp.*	3,400	27,676
Envestnet, Inc.*	27,000	1,845,990
Everbridge, Inc.*	18,500	1,654,270
Five9, Inc.*	33,300	1,707,957
ForeScout Technologies, Inc.*	23,000	778,780
GTY Technology Holdings, Inc.*	2,600	17,810
Ideanomics, Inc.*	5,000	12,300
Instructure, Inc.*	17,500	743,750
Intelligent Systems Corp.*	1,700	48,943
j2 Global, Inc.	27,578	2,451,408
LivePerson, Inc.*	40,600	1,138,424
Majesco*	300	2,793
MicroStrategy, Inc., Class A*	5,409	775,164
Mitek Systems, Inc.*	29,000	288,260
MobileIron, Inc.*	43,100	267,220
Model N, Inc.*	14,500	282,750
Monotype Imaging Holdings, Inc.	26,300	442,892
OneSpan, Inc.*	15,900	225,303
Phunware, Inc.*	4,600	14,306
Progress Software Corp.	28,777	1,255,253
PROS Holdings, Inc.*	18,600	1,176,636
Q2 Holdings, Inc.*	23,300	1,779,188
QAD, Inc., Class A	5,800	233,218
Qualys, Inc.*	21,700	1,889,636
Rapid7, Inc.*	27,200	1,573,248
Rimini Street, Inc.*	1,500	7,950
SailPoint Technologies Holding, Inc.*	48,500	971,940
SecureWorks Corp., Class A (x)*	19,800	263,142
SharpSpring, Inc.*	1,900	24,681
ShotSpotter, Inc. (x)*	1,800	79,560
SPS Commerce, Inc.*	9,600	981,216
SVMK, Inc.*	47,500	784,225
Synchronoss Technologies, Inc.*	3,900	30,849
Telaria, Inc.*	8,000	60,160
Telenav, Inc.*	25,500	204,000
Tenable Holdings, Inc.*	16,500	470,910
TiVo Corp.	67,194	495,220
Upland Software, Inc.*	12,700	578,231
Varonis Systems, Inc.*	15,600	966,264
Verint Systems, Inc.*	35,751	1,922,689
VirnetX Holding Corp.*	3,100	19,251
Workiva, Inc.*	19,800	1,150,182
Yext, Inc.*	62,600	1,257,634
Zix Corp.*	26,800	243,612
Zuora, Inc., Class A*	48,200	738,424

		53,120,734

See Notes to Financial Statements.

1393

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp. (x)*	60,700	$552,370
AstroNova, Inc.	600	15,504
Avid Technology, Inc.*	24,000	218,880
Cray, Inc.*	25,400	884,428
Diebold Nixdorf, Inc.*	51,500	471,740
Electronics For Imaging, Inc.*	26,952	994,798
Immersion Corp.*	21,700	165,137
Sonim Technologies, Inc.*	2,000	25,460
Stratasys Ltd.*	28,800	845,856

		4,174,173

Total Information Technology		148,503,118

Materials (3.9%)
Chemicals (1.9%)
Advanced Emissions Solutions, Inc. (x)	200	2,528
AdvanSix, Inc.*	17,200	420,196
American Vanguard Corp.	14,400	221,904
Amyris, Inc.*	6,600	23,496
Balchem Corp.	17,985	1,797,960
Chase Corp.	4,100	441,324
Ferro Corp.*	52,173	824,333
Flotek Industries, Inc. (x)*	13,700	45,347
FutureFuel Corp.	15,100	176,519
GCP Applied Technologies, Inc.*	40,100	907,864
Hawkins, Inc.	5,000	217,050
HB Fuller Co.	28,859	1,339,058
Ingevity Corp.*	24,100	2,534,597
Innophos Holdings, Inc.	10,313	300,211
Innospec, Inc.	13,600	1,240,864
Intrepid Potash, Inc.*	8,900	29,904
Koppers Holdings, Inc.*	10,713	314,534
Kraton Corp.*	17,000	528,190
Kronos Worldwide, Inc.	2,100	32,172
Livent Corp.*	83,771	579,695
LSB Industries, Inc.*	27,200	106,080
Marrone Bio Innovations, Inc. (x)*	2,000	3,000
Minerals Technologies, Inc.	19,850	1,062,174
OMNOVA Solutions, Inc.*	19,600	122,108
Orion Engineered Carbons SA	33,700	721,517
PolyOne Corp.	48,200	1,512,998
PQ Group Holdings, Inc.*	21,400	339,190
Quaker Chemical Corp.	7,400	1,501,312
Rayonier Advanced Materials, Inc. (x)	12,200	79,178
Sensient Technologies Corp.	25,525	1,875,577
Stepan Co.	11,288	1,037,480
Trecora Resources*	11,100	106,227
Tredegar Corp.	10,929	181,640
Trinseo SA	25,400	1,075,436
Tronox Holdings plc, Class A	49,000	626,220
Valhi, Inc.	1,400	4,158

		22,332,041

Construction Materials (0.2%)
Forterra, Inc.*	18,500	91,945
Summit Materials, Inc., Class A*	63,188	1,216,369

United States Lime & Minerals, Inc.	500	40,000
US Concrete, Inc. (x)*	8,900	442,241

		1,790,555

Containers & Packaging (0.1%)
Greif, Inc., Class A	14,700	478,485
Greif, Inc., Class B	3,200	139,680
Myers Industries, Inc.	19,400	373,838
UFP Technologies, Inc.*	3,000	124,830

		1,116,833

Metals & Mining (1.3%)
AK Steel Holding Corp. (x)*	181,436	430,003
Allegheny Technologies, Inc.*	70,900	1,786,680
Carpenter Technology Corp.	28,500	1,367,430
Century Aluminum Co. (x)*	31,500	217,665
Cleveland-Cliffs, Inc. (x)	165,230	1,763,004
Coeur Mining, Inc.*	103,336	448,478
Commercial Metals Co.	65,900	1,176,315
Compass Minerals International, Inc.	19,400	1,066,030
Gold Resource Corp.	41,800	141,284
Haynes International, Inc.	7,333	233,263
Hecla Mining Co.	242,709	436,876
Kaiser Aluminum Corp.	10,191	994,744
Materion Corp.	11,445	776,085
Novagold Resources, Inc.*	130,900	773,619
Olympic Steel, Inc.	7,700	105,105
Ramaco Resources, Inc.*	700	3,724
Ryerson Holding Corp.*	16,600	138,278
Schnitzer Steel Industries, Inc., Class A	13,000	340,210
SunCoke Energy, Inc.*	29,610	262,937
Synalloy Corp.	200	3,124
TimkenSteel Corp.*	14,400	117,072
Warrior Met Coal, Inc.	23,900	624,268
Worthington Industries, Inc.	27,480	1,106,345

		14,312,539

Paper & Forest Products (0.4%)
Boise Cascade Co.	22,700	638,097
Clearwater Paper Corp.*	7,538	139,378
Louisiana-Pacific Corp.	82,748	2,169,653
Neenah, Inc.	9,500	641,725
PH Glatfelter Co.	28,215	476,269
Schweitzer-Mauduit International, Inc.	16,964	562,865
Verso Corp., Class A*	16,100	306,705

		4,934,692

Total Materials		44,486,660

Real Estate (7.6%)
Equity Real Estate Investment Trusts (REITs) (6.9%)
Acadia Realty Trust (REIT)	45,373	1,241,859
Agree Realty Corp. (REIT)	21,300	1,364,265
Alexander & Baldwin, Inc. (REIT)	42,186	974,497
Alexander’s, Inc. (REIT)	1,175	435,103
American Assets Trust, Inc. (REIT)	24,218	1,141,152

See Notes to Financial Statements.

1394

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

American Finance Trust, Inc. (REIT)	60,500	$659,450
Armada Hoffler Properties, Inc. (REIT)	25,400	420,370
Ashford Hospitality Trust, Inc. (REIT)	49,000	145,530
Bluerock Residential Growth REIT, Inc. (REIT)	17,800	209,150
Braemar Hotels & Resorts, Inc. (REIT)	23,788	235,501
BRT Apartments Corp. (REIT)	1,200	16,956
CareTrust REIT, Inc. (REIT)	54,013	1,284,429
CatchMark Timber Trust, Inc. (REIT), Class A	22,500	235,125
CBL & Associates Properties, Inc. (REIT) (x)	99,800	103,792
Cedar Realty Trust, Inc. (REIT)	58,400	154,760
Chatham Lodging Trust (REIT)	37,100	700,077
Chesapeake Lodging Trust (REIT)	35,000	994,700
CIM Commercial Trust Corp. (REIT)	200	4,124
City Office REIT, Inc. (REIT)	18,300	219,417
Clipper Realty, Inc. (REIT)	3,100	34,658
Community Healthcare Trust, Inc. (REIT)	8,500	334,985
CoreCivic, Inc. (REIT)	66,400	1,378,464
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	5,600	222,096
CorePoint Lodging, Inc. (REIT)	22,450	278,156
DiamondRock Hospitality Co. (REIT)	115,298	1,192,181
Easterly Government Properties, Inc. (REIT)	38,100	689,991
EastGroup Properties, Inc. (REIT)	20,527	2,380,721
Essential Properties Realty Trust, Inc.(REIT)	36,400	729,456
Farmland Partners, Inc. (REIT) (x)	24,300	171,315
First Industrial Realty Trust, Inc. (REIT)	69,230	2,543,510
Four Corners Property Trust, Inc. (REIT)	46,300	1,265,379
Franklin Street Properties Corp. (REIT)	59,999	442,793
Front Yard Residential Corp. (REIT)	32,800	400,816
GEO Group, Inc. (The) (REIT)	70,263	1,476,226
Getty Realty Corp. (REIT)	15,075	463,707
Gladstone Commercial Corp. (REIT)	12,100	256,762
Gladstone Land Corp. (REIT) (x)	4,900	56,497
Global Medical REIT, Inc. (REIT)	14,000	147,000
Global Net Lease, Inc. (REIT)	47,766	937,169
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,800	980,664

Healthcare Realty Trust, Inc. (REIT)	72,358	2,266,253
Hersha Hospitality Trust (REIT)	22,519	372,464
Independence Realty Trust, Inc. (REIT)	48,700	563,459
Industrial Logistics Properties Trust (REIT)	44,973	936,338
Innovative Industrial Properties, Inc. (REIT) (x)	5,300	654,868
Investors Real Estate Trust (REIT)	6,949	407,698
iStar, Inc. (REIT)	39,400	489,348
Jernigan Capital, Inc. (REIT)	6,100	125,050
Kite Realty Group Trust (REIT)	47,157	713,485
Lexington Realty Trust (REIT)	131,986	1,241,988
LTC Properties, Inc. (REIT)	21,469	980,275
Mack-Cali Realty Corp. (REIT)	51,100	1,190,119
Monmouth Real Estate Investment Corp. (REIT)	51,551	698,516
National Health Investors, Inc. (REIT)	23,728	1,851,496
National Storage Affiliates Trust (REIT)	31,400	908,716
New Senior Investment Group, Inc. (REIT) (x)	36,500	245,280
NexPoint Residential Trust, Inc. (REIT)	9,600	397,440
NorthStar Realty Europe Corp. (REIT)	31,500	517,545
Office Properties Income Trust (REIT)	26,231	689,088
One Liberty Properties, Inc. (REIT)	8,100	234,576
Pebblebrook Hotel Trust (REIT)	78,412	2,209,650
Pennsylvania REIT (REIT) (x)	44,852	291,538
Physicians Realty Trust (REIT)	99,300	1,731,792
Piedmont Office Realty Trust, Inc. (REIT), Class A	71,600	1,426,988
PotlatchDeltic Corp. (REIT)	36,552	1,424,797
Preferred Apartment Communities, Inc. (REIT), Class A	16,700	249,665
PS Business Parks, Inc. (REIT)	11,580	1,951,577
QTS Realty Trust, Inc. (REIT), Class A	31,000	1,431,580
Retail Opportunity Investments Corp. (REIT)	61,700	1,056,921
Retail Value, Inc. (REIT)	1,000	34,800
Rexford Industrial Realty, Inc. (REIT)	58,800	2,373,756
RLJ Lodging Trust (REIT)	96,886	1,718,758
RPT Realty (REIT)	45,200	547,372
Ryman Hospitality Properties, Inc. (REIT)	24,934	2,021,898
Sabra Health Care REIT, Inc. (REIT)	99,523	1,959,608
Safehold, Inc. (REIT) (x)	1,800	54,360
Saul Centers, Inc. (REIT)	5,600	314,328
Senior Housing Properties Trust (REIT)	133,900	1,107,353

See Notes to Financial Statements.

1395

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Seritage Growth Properties (REIT), Class A (x)	22,800	$979,488
Spirit MTA REIT (REIT)	16,700	139,278
STAG Industrial, Inc. (REIT)	71,600	2,165,184
Summit Hotel Properties, Inc. (REIT)	53,300	611,351
Sunstone Hotel Investors, Inc. (REIT)	124,778	1,710,706
Tanger Factory Outlet Centers, Inc. (REIT) (x)	51,300	831,573
Terreno Realty Corp. (REIT)	34,600	1,696,784
UMH Properties, Inc. (REIT)	17,600	218,416
Uniti Group, Inc. (REIT)	104,700	994,650
Universal Health Realty Income Trust (REIT)	7,150	607,250
Urban Edge Properties (REIT)	64,100	1,110,853
Urstadt Biddle Properties, Inc. (REIT), Class A	15,889	333,669
Washington Prime Group, Inc. (REIT) (x)	105,100	401,482
Washington REIT (REIT)	42,117	1,125,787
Whitestone REIT (REIT)	18,000	228,420
Xenia Hotels & Resorts, Inc. (REIT)	63,000	1,313,550

		78,781,987

Real Estate Management & Development (0.7%)
Altisource Portfolio Solutions SA*	19,200	377,472
Consolidated-Tomoka Land Co.	3,900	232,830
Cushman & Wakefield plc*	57,996	1,036,968
eXp World Holdings, Inc.*	2,000	22,260
Forestar Group, Inc.*	6,733	131,630
FRP Holdings, Inc.*	4,300	239,811
Griffin Industrial Realty, Inc.	100	3,535
HFF, Inc., Class A	21,300	968,724
Kennedy-Wilson Holdings, Inc.	69,624	1,432,166
Marcus & Millichap, Inc.*	18,900	583,065
Maui Land & Pineapple Co., Inc.*	1,000	10,290
Newmark Group, Inc., Class A	84,124	755,434
Rafael Holdings, Inc., Class B*	600	17,250
RE/MAX Holdings, Inc., Class A	7,400	227,624
Realogy Holdings Corp.	64,400	466,256
Redfin Corp.*	60,497	1,087,736
RMR Group, Inc. (The), Class A	5,426	254,913
St Joe Co. (The)*	29,000	501,120
Stratus Properties, Inc.*	4,000	129,720
Tejon Ranch Co.*	9,902	164,274
Transcontinental Realty Investors, Inc. (x)*	300	7,689

		8,650,767

Total Real Estate		87,432,754

Utilities (3.7%)
Electric Utilities (1.0%)
ALLETE, Inc.	28,423	2,365,078
El Paso Electric Co.	23,246	1,520,288

Genie Energy Ltd., Class B	2,300	24,495
MGE Energy, Inc.	20,079	1,467,373
Otter Tail Corp.	22,725	1,200,107
PNM Resources, Inc.	45,881	2,335,802
Portland General Electric Co.	50,632	2,742,736
Spark Energy, Inc., Class A (x)	5,000	55,950

		11,711,829

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	8,950	850,429
New Jersey Resources Corp.	49,322	2,454,756
Northwest Natural Holding Co.	15,142	1,052,369
ONE Gas, Inc.	30,000	2,709,000
RGC Resources, Inc.	200	6,104
South Jersey Industries, Inc.	51,252	1,728,730
Southwest Gas Holdings, Inc.	29,336	2,629,092
Spire, Inc.	29,752	2,496,788

		13,927,268

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	62,800	151,976
Clearway Energy, Inc., Class A	12,300	199,014
Clearway Energy, Inc., Class C	55,982	943,857
Ormat Technologies, Inc.	22,300	1,413,597
Pattern Energy Group, Inc., Class A	50,000	1,154,500
TerraForm Power, Inc., Class A	40,900	584,870

		4,447,814

Multi-Utilities (0.6%)
Avista Corp.	36,899	1,645,695
Black Hills Corp.	34,119	2,667,082
NorthWestern Corp.	27,978	2,018,613
Unitil Corp.	11,700	700,713

		7,032,103

Water Utilities (0.5%)
American States Water Co.	20,958	1,576,880
AquaVenture Holdings Ltd.*	4,700	93,859
Artesian Resources Corp., Class A	4,900	182,133
Cadiz, Inc. (x)*	2,200	24,750
California Water Service Group	27,600	1,397,388
Connecticut Water Service, Inc.	5,700	397,404
Consolidated Water Co. Ltd.	9,100	129,766
Global Water Resources, Inc.	1,900	19,836
Middlesex Water Co.	7,600	450,300
Pure Cycle Corp.*	500	5,300
SJW Group	18,700	1,136,399
York Water Co. (The)	6,800	242,896

		5,656,911

Total Utilities		42,775,925

Total Common Stocks (98.9%) (Cost $808,764,181)	1,133,595,344

See Notes to Financial Statements.

1396

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	61,700	$—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Schulman, Inc., CVR (r)*	16,543	6,489

Total Consumer Staples		6,489

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR (r)*	19,900	3,875

Total Financials		3,875

Health Care (0.0%)
Biotechnology (0.0%)
Tobira Therapeutics, Inc., CVR (r)(x)*	2,288	103

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR (r)*	5,500	—

Total Health Care		103

Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 7/18/19*	6,480	274

Road & Rail (0.0%)
Hertz Global Holdings, Inc., expiring 7/12/19*	37,700	73,515

Total Industrials		73,789

Total Rights (0.0%) (Cost $86,986)	84,256

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.1%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $400,087, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $408,000. (xx)	$400,000	400,000

Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $57,031, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $58,159. (xx)	57,018	57,018
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $5,002,343, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $5,100,000. (xx)	5,000,000	5,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,387,711, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,415,466. (xx)	1,387,422	1,387,422
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $200,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $204,807. (xx)	200,000	200,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $12,005,553, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/25/19-2/15/49; total market value $12,240,000. (xx)	12,000,000	12,000,000
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $500,103, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $538,784. (xx)	500,000	500,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Societe Generale SA, 2.50%, dated 6/28/19, due 7/5/19, repurchase price $5,002,431, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $5,387,840. (xx)	$5,000,000	$5,000,000

Total Repurchase Agreements		24,544,440

Total Short-Term Investments (2.1%) (Cost $24,544,440)		24,544,440

Total Investments in Securities (101.0%) (Cost $833,395,607)		1,158,224,040
Other Assets Less Liabilities (-1.0%)		(11,528,613)

Net Assets (100%)		$1,146,695,427

*	Non-income producing.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $71,491,363. This was collateralized by $49,449,310 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $24,544,440 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	171	9/2019	USD	13,398,705	210,992

					210,992

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$29,049,082	$—	$—		$29,049,082
Consumer Discretionary	125,157,215	101,556	—		125,258,771
Consumer Staples	31,663,129	108,928	—		31,772,057
Energy	46,201,057	—	—		46,201,057
Financials	202,303,159	—	—		202,303,159
Health Care	195,236,350	—	—		195,236,350
Industrials	180,576,411	—	—		180,576,411
Information Technology	148,503,118	—	—		148,503,118
Materials	44,486,660	—	—		44,486,660
Real Estate	87,429,219	3,535	—		87,432,754
Utilities	42,775,925	—	—		42,775,925
Futures	210,992	—	—		210,992
Rights
Communication Services	—	—	—	(a)	—	(a)
Consumer Staples	—	—	6,489		6,489
Financials	—	—	3,875		3,875
Health Care	—	—	103		103
Industrials	73,515	274	—		73,789
Short-Term Investments
Repurchase Agreements	—	24,544,440	—		24,544,440

Total Assets	$1,133,665,832	$24,758,733	$10,467		$1,158,435,032

Total Liabilities	$—	$—	$—		$—

Total	$1,133,665,832	$24,758,733	$10,467		$1,158,435,032

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$210,992	*

Total		$210,992

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,038,061	$1,038,061

Total	$1,038,061	$1,038,061

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$972,219	$972,219

Total	$972,219	$972,219

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $12,896,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$129,112,640
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$145,338,194

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$439,619,249
Aggregate gross unrealized depreciation	(115,585,355)

Net unrealized appreciation	$324,033,894

Federal income tax cost of investments in securities and derivative instruments, if applicable	$834,401,138

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $808,851,167)	$1,133,679,600
Repurchase Agreements (Cost $24,544,440)	24,544,440
Cash	16,552,573
Cash held as collateral at broker for futures	1,020,500
Receivable for securities sold	95,118,888
Dividends, interest and other receivables	1,227,695
Receivable for Portfolio shares sold	432,687
Due from broker for futures variation margin	182,455
Securities lending income receivable	69,585
Other assets	12,347

Total assets	1,272,840,770

LIABILITIES
Payable for securities purchased	100,596,401
Payable for return of collateral on securities loaned	24,544,440
Payable for Portfolio shares redeemed	392,707
Investment management fees payable	201,631
Distribution fees payable – Class IB	193,746
Administrative fees payable	87,250
Distribution fees payable – Class IA	22,739
Accrued expenses	106,429

Total liabilities	126,145,343

NET ASSETS	$1,146,695,427

Net assets were comprised of:
Paid in capital	$760,892,207
Total distributable earnings (loss)	385,803,220

Net assets	$1,146,695,427

Class IA
Net asset value, offering and redemption price per share, $116,912,449 / 10,616,374 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.01

Class IB
Net asset value, offering and redemption price per share, $967,969,065 / 87,826,008 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.02

Class K
Net asset value, offering and redemption price per share, $61,813,913 / 5,610,819 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.02

(x)	Includes value of securities on loan of $71,491,363.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,073 foreign withholding tax)	$8,496,708
Interest	132,716
Securities lending (net)	564,689

Total income	9,194,113

EXPENSES
Investment management fees	1,397,157
Distribution fees – Class IB	1,183,279
Administrative fees	535,051
Distribution fees – Class IA	138,246
Custodian fees	46,117
Professional fees	39,347
Printing and mailing expenses	22,141
Trustees’ fees	16,961
Miscellaneous	9,484

Total expenses	3,387,783

NET INVESTMENT INCOME (LOSS)	5,806,330

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	52,744,564
Futures contracts	1,038,061

Net realized gain (loss)	53,782,625

Change in unrealized appreciation (depreciation) on:
Investments in securities	106,935,240
Futures contracts	972,219

Net change in unrealized appreciation (depreciation)	107,907,459

NET REALIZED AND UNREALIZED GAIN (LOSS)	161,690,084

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$167,496,414

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,806,330	$10,199,490
Net realized gain (loss)	53,782,625	103,860,557
Net change in unrealized appreciation (depreciation)	107,907,459	(239,968,459)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	167,496,414	(125,908,412)

Distributions to shareholders:
Class IA	—	(11,292,717)
Class IB	—	(93,076,340)
Class K	—	(5,964,774)

Total distributions to shareholders	—	(110,333,831)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,066,912 and 1,659,804 shares, respectively ]	11,408,460	20,969,389
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,126,251 shares, respectively ]	—	11,292,717
Capital shares repurchased [ (1,324,743) and (1,603,787) shares, respectively ]	(14,006,204)	(19,522,724)

Total Class IA transactions	(2,597,744)	12,739,382

Class IB
Capital shares sold [ 2,941,180 and 4,622,147 shares, respectively ]	31,451,407	56,510,465
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,275,207 shares, respectively ]	—	93,076,340
Capital shares repurchased [ (4,807,355) and (9,629,011) shares, respectively ]	(51,783,079)	(117,671,530)

Total Class IB transactions	(20,331,672)	31,915,275

Class K
Capital shares sold [ 389,384 and 957,098 shares, respectively ]	4,201,241	11,161,468
Capital shares issued in reinvestment of dividends and distributions [ 0 and 595,471 shares, respectively ]	—	5,964,774
Capital shares repurchased [ (510,024) and (889,677) shares, respectively ]	(5,484,478)	(10,985,268)

Total Class K transactions	(1,283,237)	6,140,974

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,212,653)	50,795,631

TOTAL INCREASE (DECREASE) IN NET ASSETS	143,283,761	(185,446,612)
NET ASSETS:
Beginning of period	1,003,411,666	1,188,858,278

End of period	$1,146,695,427	$1,003,411,666

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IA		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.43	$11.86	$11.36	$10.10	$11.70	$12.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.11	0.10	0.09	0.08
Net realized and unrealized gain (loss)	1.53	(1.38)	1.46	1.98	(0.65)	0.51

Total from investment operations	1.58	(1.28)	1.57	2.08	(0.56)	0.59

Less distributions:
Dividends from net investment income	—	(0.11)	(0.12)	(0.11)	(0.09)	(0.09)
Distributions from net realized gains	—	(1.04)	(0.95)	(0.71)	(0.95)	(1.07)

Total dividends and distributions	—	(1.15)	(1.07)	(0.82)	(1.04)	(1.16)

Net asset value, end of period	$11.01	$9.43	$11.86	$11.36	$10.10	$11.70

Total return (b)	16.76%	(11.34)%	13.96%	20.63%	(4.63)%	4.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$116,912	$102,582	$114,942	$109,797	$82,776	$87,206
Ratio of expenses to average net assets (a)(f)	0.62%	0.64%	0.63%	0.63%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets (a)(f)	1.02%	0.84%	0.90%	0.99%	0.77%	0.65%
Portfolio turnover rate (z)^	12%	15%	18%	15%	17%	14%

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.44	$11.87	$11.36	$10.11	$11.70	$12.28

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.11	0.10	0.09	0.08
Net realized and unrealized gain (loss)	1.53	(1.38)	1.47	1.97	(0.64)	0.50

Total from investment operations	1.58	(1.28)	1.58	2.07	(0.55)	0.58

Less distributions:
Dividends from net investment income	—	(0.11)	(0.12)	(0.11)	(0.09)	(0.09)
Distributions from net realized gains	—	(1.04)	(0.95)	(0.71)	(0.95)	(1.07)

Total dividends and distributions	—	(1.15)	(1.07)	(0.82)	(1.04)	(1.16)

Net asset value, end of period	$11.02	$9.44	$11.87	$11.36	$10.11	$11.70

Total return (b)	16.74%	(11.33)%	14.05%	20.51%	(4.54)%	4.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$967,969	$846,806	$1,013,833	$934,933	$823,229	$887,691
Ratio of expenses to average net assets (a)(f)	0.62%	0.64%	0.63%	0.63%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets (a)(f)	1.03%	0.84%	0.90%	0.97%	0.77%	0.64%
Portfolio turnover rate (z)^	12%	15%	18%	15%	17%	14%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class K		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.43	$11.85	$11.35	$10.10	$11.70	$12.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.13	0.14	0.13	0.09	0.11
Net realized and unrealized gain (loss)	1.52	(1.37)	1.46	1.97	(0.62)	0.51

Total from investment operations	1.59	(1.24)	1.60	2.10	(0.53)	0.62

Less distributions:
Dividends from net investment income	—	(0.14)	(0.15)	(0.14)	(0.12)	(0.12)
Distributions from net realized gains	—	(1.04)	(0.95)	(0.71)	(0.95)	(1.07)

Total dividends and distributions	—	(1.18)	(1.10)	(0.85)	(1.07)	(1.19)

Net asset value, end of period	$11.02	$9.43	$11.85	$11.35	$10.10	$11.70

Total return (b)	16.86%	(11.01)%	14.24%	20.83%	(4.38)%	5.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,814	$54,023	$60,084	$49,944	$44,370	$45,916
Ratio of expenses to average net assets (a)(f)	0.37%	0.39%	0.38%	0.38%	0.37%	0.38%
Ratio of net investment income (loss) to average net assets (a)(f)	1.27%	1.09%	1.15%	1.22%	1.02%	0.89%
Portfolio turnover rate (z)^	12%	15%	18%	15%	17%	14%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1404

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	28.5%
Consumer Discretionary	21.7
Communication Services	18.3
Health Care	12.9
Industrials	9.9
Financials	3.4
Utilities	1.9
Repurchase Agreements	1.0
Materials	1.0
Consumer Staples	0.8
Energy	0.5
Real Estate	0.4
Cash and Other	(0.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,204.20	$5.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,204.02	5.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,205.60	4.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1405

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (18.3%)
Entertainment (4.3%)
Electronic Arts, Inc.*	95,371	$9,657,268
Netflix, Inc.*	71,806	26,375,780
Tencent Music Entertainment Group (ADR) (x)*	502,803	7,537,017
Walt Disney Co. (The)	183,324	25,599,363

		69,169,428

Interactive Media & Services (14.0%)
Alphabet, Inc., Class A*	39,825	43,122,510
Alphabet, Inc., Class C*	39,055	42,214,940
Facebook, Inc., Class A*	472,851	91,260,243
IAC/InterActiveCorp*	51,810	11,270,229
Tencent Holdings Ltd.	735,900	33,216,629

		221,084,551

Total Communication Services		290,253,979

Consumer Discretionary (21.7%)
Auto Components (1.1%)
Aptiv plc	220,906	17,855,832

Automobiles (1.0%)
Ferrari NV	95,703	15,448,378

Hotels, Restaurants & Leisure (2.9%)
Las Vegas Sands Corp.	194,086	11,468,542
McDonald’s Corp.	53,594	11,129,330
MGM Resorts International	290,698	8,305,242
Wynn Resorts Ltd.	121,385	15,050,526

		45,953,640

Household Durables (0.5%)
NVR, Inc.*	2,471	8,327,888

Internet & Direct Marketing Retail (12.9%)
Alibaba Group Holding Ltd. (ADR)*	246,830	41,825,343
Amazon.com, Inc.*	74,543	141,156,862
Booking Holdings, Inc.*	8,841	16,574,311
MercadoLibre, Inc.*	8,014	4,902,725

		204,459,241

Multiline Retail (2.2%)
Dollar General Corp.	46,220	6,247,095
Dollar Tree, Inc.*	123,237	13,234,422
Dollarama, Inc. (x)	436,956	15,372,122

		34,853,639

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc., Class B	203,804	17,109,346

Total Consumer Discretionary		344,007,964

Consumer Staples (0.8%)
Tobacco (0.8%)
Philip Morris International, Inc.	151,173	11,871,616

Total Consumer Staples		11,871,616

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Pioneer Natural Resources Co.	47,360	7,286,809

Total Energy		7,286,809

Financials (3.4%)
Capital Markets (2.7%)
Charles Schwab Corp. (The)	296,305	11,908,498
Intercontinental Exchange, Inc.	106,745	9,173,665
Morgan Stanley	79,800	3,496,038
S&P Global, Inc.	12,000	2,733,480
TD Ameritrade Holding Corp.	294,267	14,689,809

		42,001,490

Insurance (0.7%)
Chubb Ltd.	76,851	11,319,384

Total Financials		53,320,874

Health Care (12.9%)
Biotechnology (2.1%)
Alexion Pharmaceuticals, Inc.*	62,715	8,214,411
Vertex Pharmaceuticals, Inc.*	132,378	24,275,477

		32,489,888

Health Care Equipment & Supplies (5.6%)
Alcon, Inc.*	141,078	8,711,516
Becton Dickinson and Co.	102,224	25,761,470
Intuitive Surgical, Inc.*	44,728	23,462,072
Stryker Corp.	150,937	31,029,629

		88,964,687

Health Care Providers & Services (5.0%)
Anthem, Inc.	53,984	15,234,825
Centene Corp.*	243,610	12,774,908
Cigna Corp.	74,837	11,790,569
HCA Healthcare, Inc.	72,612	9,814,964
UnitedHealth Group, Inc.	83,658	20,413,389
WellCare Health Plans, Inc.*	31,951	9,108,272

		79,136,927

Pharmaceuticals (0.2%)
Elanco Animal Health, Inc.*	22,013	744,039
Eli Lilly & Co.	28,864	3,197,843

		3,941,882

Total Health Care		204,533,384

Industrials (9.9%)
Aerospace & Defense (4.7%)
Boeing Co. (The)	161,105	58,643,831
Northrop Grumman Corp.	46,200	14,927,682

		73,571,513

Industrial Conglomerates (1.8%)
Honeywell International, Inc.	38,106	6,652,927
Roper Technologies, Inc.	57,140	20,928,096

		27,581,023

Machinery (1.6%)
Fortive Corp.	185,803	15,146,660
Wabtec Corp. (x)	150,338	10,788,255

		25,934,915

Professional Services (1.4%)
Equifax, Inc.	49,871	6,744,554
TransUnion	213,070	15,662,776

		22,407,330

Road & Rail (0.4%)
JB Hunt Transport Services, Inc.	71,748	6,558,485

Total Industrials		156,053,266

See Notes to Financial Statements.

1406

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (28.5%)
IT Services (12.0%)
Fidelity National Information Services, Inc.	65,443	$8,028,547
Fiserv, Inc.*	157,608	14,367,545
Mastercard, Inc., Class A	197,193	52,163,464
PayPal Holdings, Inc.*	163,004	18,657,438
Total System Services, Inc.	61,491	7,887,451
Visa, Inc., Class A	348,911	60,553,504
Worldpay, Inc.*	228,912	28,053,166

		189,711,115

Semiconductors & Semiconductor Equipment (1.7%)
ASML Holding NV (Registered) (NYRS)	69,000	14,347,170
Marvell Technology Group Ltd.	548,308	13,088,112

		27,435,282

Software (14.0%)
Atlassian Corp. plc, Class A*	12,083	1,580,940
Intuit, Inc.	95,749	25,022,086
Microsoft Corp.	681,163	91,248,595
salesforce.com, Inc.*	136,746	20,748,471
ServiceNow, Inc.*	38,927	10,688,186
Slack Technologies, Inc., Class A*	4,587	172,012
Splunk, Inc.*	114,575	14,407,806
Symantec Corp.	876,159	19,065,220
Temenos Group AG (Registered)*	29,117	5,209,265
VMware, Inc., Class A	94,836	15,857,528
Workday, Inc., Class A*	82,573	16,975,357
Zoom Video Communications, Inc., Class A (x)*	4,904	435,426

		221,410,892

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	62,422	12,354,562

Total Information Technology		450,911,851

Materials (1.0%)
Chemicals (1.0%)
Dow, Inc.	59,761	2,946,815
DuPont de Nemours, Inc.	59,334	4,454,203
Linde plc	38,963	7,823,771

Total Materials		15,224,789

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Crown Castle International Corp. (REIT)	50,950	6,641,332

Total Real Estate		6,641,332

Utilities (1.9%)
Electric Utilities (0.8%)
NextEra Energy, Inc.	63,315	12,970,711

Multi-Utilities (1.1%)
Sempra Energy	125,264	17,216,284

Total Utilities		30,186,995

Total Common Stocks (99.3%) (Cost $907,227,803)		1,570,292,859

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.0%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $3,100,672, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $3,162,001. (xx)	$3,100,000	3,100,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $300,069, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $306,004. (xx)	300,000	300,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $3,073,934, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $3,135,413. (xx)	3,073,294	3,073,294
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $102,404. (xx)	100,000	100,000
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $10,002,058, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $10,775,681. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		16,573,294

Total Short-Term Investments (1.0%) (Cost $16,573,294)		16,573,294

Total Investments in Securities (100.3%) (Cost $923,801,097)		1,586,866,153
Other Assets Less Liabilities (-0.3%)		(5,090,850)

Net Assets (100%)		$1,581,775,303

See Notes to Financial Statements.

1407

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $20,744,091. This was collateralized by $4,523,291 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 11/15/46 and by cash of $16,573,294 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$257,037,350	$33,216,629	$—	$290,253,979
Consumer Discretionary	344,007,964	—	—	344,007,964
Consumer Staples	11,871,616	—	—	11,871,616
Energy	7,286,809	—	—	7,286,809
Financials	53,320,874	—	—	53,320,874
Health Care	195,821,868	8,711,516	—	204,533,384
Industrials	156,053,266	—	—	156,053,266
Information Technology	445,702,586	5,209,265	—	450,911,851
Materials	15,224,789	—	—	15,224,789
Real Estate	6,641,332	—	—	6,641,332
Utilities	30,186,995	—	—	30,186,995
Short-Term Investments
Repurchase Agreements	—	16,573,294	—	16,573,294

Total Assets	$1,523,155,449	$63,710,704	$—	$1,586,866,153

Total Liabilities	$—	$—	$—	$—

Total	$1,523,155,449	$63,710,704	$—	$1,586,866,153

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$194,810,786
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$186,658,250

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$687,528,523
Aggregate gross unrealized depreciation	(25,192,929)

Net unrealized appreciation	$662,335,594

Federal income tax cost of investments in securities and derivative instruments, if applicable	$924,530,559

For the six months ended June 30, 2019, the Portfolio incurred approximately $3,425 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $907,227,803)	$1,570,292,859
Repurchase Agreements (Cost $16,573,294)	16,573,294
Cash	12,069,181
Receivable for securities sold	7,697,938
Receivable for Portfolio shares sold	494,213
Dividends, interest and other receivables	359,397
Securities lending income receivable	11,150
Other assets	16,814

Total assets	1,607,514,846

LIABILITIES
Payable for return of collateral on securities loaned	16,573,294
Payable for securities purchased	7,344,752
Investment management fees payable	802,480
Payable for Portfolio shares redeemed	529,568
Distribution fees payable – Class IB	230,722
Administrative fees payable	120,861
Distribution fees payable – Class IA	42,239
Accrued expenses	95,627

Total liabilities	25,739,543

NET ASSETS	$1,581,775,303

Net assets were comprised of:
Paid in capital	$901,313,827
Total distributable earnings (loss)	680,461,476

Net assets	$1,581,775,303

Class IA
Net asset value, offering and redemption price per share, $210,404,677 / 4,082,790 shares outstanding (unlimited amount authorized: $0.01 par value)	$51.53

Class IB
Net asset value, offering and redemption price per share, $1,152,409,472 / 22,653,641 shares outstanding (unlimited amount authorized: $0.01 par value)	$50.87

Class K
Net asset value, offering and redemption price per share, $218,961,154 / 4,159,346 shares outstanding (unlimited amount authorized: $0.01 par value)	$52.64

(x)	Includes value of securities on loan of $20,744,091.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $47,917 foreign withholding tax)	$5,855,683
Interest	227,464
Securities lending (net)	29,223

Total income	6,112,370

EXPENSES
Investment management fees	5,452,633
Distribution fees – Class IB	1,346,766
Administrative fees	711,804
Distribution fees – Class IA	245,577
Printing and mailing expenses	58,672
Professional fees	44,453
Custodian fees	43,374
Trustees’ fees	21,998
Miscellaneous	15,227

Gross expenses	7,940,504
Less: Waiver from investment manager	(764,640)

Net expenses	7,175,864

NET INVESTMENT INCOME (LOSS)	(1,063,494)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	15,885,593
Foreign currency transactions	2,766

Net realized gain (loss)	15,888,359

Change in unrealized appreciation (depreciation) on:
Investments in securities	252,574,767
Foreign currency translations	(30)

Net change in unrealized appreciation (depreciation)	252,574,737

NET REALIZED AND UNREALIZED GAIN (LOSS)	268,463,096

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$267,399,602

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,063,494)	$329,183
Net realized gain (loss)	15,888,359	94,602,230
Net change in unrealized appreciation (depreciation)	252,574,737	(115,846,528)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	267,399,602	(20,915,115)

Distributions to shareholders:
Class IA	—	(13,820,340)
Class IB	—	(79,770,319)
Class K	—	(16,744,583)

Total distributions to shareholders	—	(110,335,242)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 433,777 and 608,560 shares, respectively ]	20,675,577	30,698,581
Capital shares issued in reinvestment of distributions [ 0 and 296,671 shares, respectively ]	—	13,820,340
Capital shares repurchased [ (208,728) and (608,176) shares, respectively ]	(10,272,588)	(30,357,870)

Total Class IA transactions	10,402,989	14,161,051

Class IB
Capital shares sold [ 1,133,706 and 2,338,491 shares, respectively ]	54,654,173	116,478,134
Capital shares issued in reinvestment of distributions [ 0 and 1,734,705 shares, respectively ]	—	79,770,319
Capital shares repurchased [ (777,275) and (1,463,446) shares, respectively ]	(37,435,642)	(72,423,025)

Total Class IB transactions	17,218,531	123,825,428

Class K
Capital shares sold [ 70,964 and 394,782 shares, respectively ]	3,537,056	19,804,694
Capital shares issued in reinvestment of dividends and distributions [ 0 and 352,319 shares, respectively ]	—	16,744,583
Capital shares repurchased [ (455,140) and (1,399,237) shares, respectively ]	(22,319,408)	(71,798,576)

Total Class K transactions	(18,782,352)	(35,249,299)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,839,168	102,737,180

TOTAL INCREASE (DECREASE) IN NET ASSETS	276,238,770	(28,513,177)
NET ASSETS:
Beginning of period	1,305,536,533	1,334,049,710

End of period	$1,581,775,303	$1,305,536,533

See Notes to Financial Statements.

1411

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IA		2018		2017	2016	2015	2014
Net asset value, beginning of period	$42.80	$47.14		$38.42	$38.58	$36.32	$33.43

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.01	)##	(0.03)	(0.07)	(0.15)	(0.13)
Net realized and unrealized gain (loss)	8.77	(0.47)		12.82	0.59	3.84	3.02

Total from investment operations	8.73	(0.48)		12.79	0.52	3.69	2.89

Less distributions:
Distributions from net realized gains	—	(3.86)		(4.07)	(0.68)	(1.43)	—

Net asset value, end of period	$51.53	$42.80		$47.14	$38.42	$38.58	$36.32

Total return (b)	20.42%	(1.61)%		33.35%	1.35%	10.22%	8.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$210,405	$165,111		$167,855	$112,254	$104,350	$71,210
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%		1.03%	1.08%	1.10%	1.10%
Before waivers (a)(f)	1.10%	1.11%		1.12%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.17)%	(0.02	)%(aa)	(0.06)%	(0.18)%	(0.38)%	(0.37)%
Before waivers (a)(f)	(0.27)%	(0.12	)%(aa)	(0.15)%	(0.23)%	(0.41)%	(0.41)%
Portfolio turnover rate (z)^	13%	45%		56%	44%	38%	37%

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018		2017	2016	2015	2014
Net asset value, beginning of period	$42.25	$46.58		$38.00	$38.17	$35.95	$33.09

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.01	)##	(0.03)	(0.07)	(0.15)	(0.13)
Net realized and unrealized gain (loss)	8.66	(0.46)		12.68	0.58	3.80	2.99

Total from investment operations	8.62	(0.47)		12.65	0.51	3.65	2.86

Less distributions:
Distributions from net realized gains	—	(3.86)		(4.07)	(0.68)	(1.43)	—

Net asset value, end of period	$50.87	$42.25		$46.58	$38.00	$38.17	$35.95

Total return (b)	20.40%	(1.60)%		33.35%	1.34%	10.22%	8.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,152,409	$942,026		$917,062	$661,719	$647,977	$544,676
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%		1.03%	1.08%	1.10%	1.10%
Before waivers (a)(f)	1.10%	1.11%		1.12%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.18)%	(0.01	)%(aa)	(0.06)%	(0.18)%	(0.38)%	(0.38)%
Before waivers (a)(f)	(0.28)%	(0.12	)%(aa)	(0.15)%	(0.23)%	(0.41)%	(0.41)%
Portfolio turnover rate (z)^	13%	45%		56%	44%	38%	37%

See Notes to Financial Statements.

1412

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class K		2018		2017	2016	2015	2014
Net asset value, beginning of period	$43.67	$47.95		$38.93	$38.99	$36.60	$33.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.11	##	0.08	0.03	(0.05)	(0.04)
Net realized and unrealized gain (loss)	8.95	(0.48)		13.01	0.59	3.87	3.04

Total from investment operations	8.97	(0.37)		13.09	0.62	3.82	3.00

Less distributions:
Dividends from net investment income	—	(0.05)		—	—	—	—
Distributions from net realized gains	—	(3.86)		(4.07)	(0.68)	(1.43)	—

Total dividends and distributions	—	(3.91)		(4.07)	(0.68)	(1.43)	—

Net asset value, end of period	$52.64	$43.67		$47.95	$38.93	$38.99	$36.60

Total return (b)	20.56%	(1.36)%		33.69%	1.59%	10.50%	8.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$218,961	$198,399		$249,133	$220,473	$88,004	$91,125
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.75%		0.78%	0.83%	0.85%	0.85%
Before waivers (a)(f)	0.85%	0.86%		0.87%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.06%	0.21	%(aa)	0.18%	0.09%	(0.13)%	(0.13)%
Before waivers (a)(f)	(0.04)%	0.11	%(aa)	0.10%	0.04%	(0.16)%	(0.16)%
Portfolio turnover rate (z)^	13%	45%		56%	44%	38%	37%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.05) and $0.06 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.11% lower.

See Notes to Financial Statements.

1413

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Health Care	99.3%
Repurchase Agreements	1.3
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,167.90	$6.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.20%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

1414

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care (99.1%)
Biotechnology (31.0%)
AbbVie, Inc.	7,800	$567,216
Abcam plc	21,194	396,732
ACADIA Pharmaceuticals, Inc.*	37,076	991,041
Acceleron Pharma, Inc.*	14,183	582,638
Adverum Biotechnologies, Inc.*	4,800	57,072
Agios Pharmaceuticals, Inc.*	8,360	416,997
Aimmune Therapeutics, Inc. (x)*	16,481	343,134
Akero Therapeutics, Inc.*	2,263	43,336
Alder Biopharmaceuticals, Inc.*	24,539	288,824
Alexion Pharmaceuticals, Inc.*	24,746	3,241,231
Alkermes plc*	10,348	233,244
Allakos, Inc. (x)*	3,905	169,204
Allogene Therapeutics, Inc. (x)*	4,500	120,825
Alnylam Pharmaceuticals, Inc.*	8,600	624,016
Amarin Corp. plc (ADR) (x)*	46,740	906,289
Amgen, Inc.	12,500	2,303,500
AnaptysBio, Inc.*	4,083	230,363
Apellis Pharmaceuticals, Inc.*	4,100	103,894
Argenx SE (ADR)*	11,901	1,684,944
ArQule, Inc.*	10,200	112,302
Array BioPharma, Inc.*	3,133	145,152
Ascendis Pharma A/S (ADR) (x)*	17,700	2,038,155
Atara Biotherapeutics, Inc.*	3,318	66,725
Audentes Therapeutics, Inc.*	5,143	194,714
Autolus Therapeutics plc (ADR) (x)*	4,176	67,234
Avrobio, Inc.*	4,000	65,040
BeiGene Ltd. (ADR)*	4,500	557,775
Biogen, Inc.*	5,450	1,274,591
BioMarin Pharmaceutical, Inc.*	15,672	1,342,307
Bluebird Bio, Inc.*	8,738	1,111,474
Blueprint Medicines Corp.*	11,871	1,119,791
Cara Therapeutics, Inc. (x)*	8,900	191,350
CareDx, Inc.*	5,521	198,701
Corvus Pharmaceuticals, Inc.*	7,900	29,546
CRISPR Therapeutics AG (x)*	4,700	221,370
Cyclerion Therapeutics, Inc.*	1,817	20,805
CytomX Therapeutics, Inc.*	6,400	71,808
Denali Therapeutics, Inc. (x)*	5,700	118,332
Dicerna Pharmaceuticals, Inc.*	11,939	188,039
Enanta Pharmaceuticals, Inc.*	8,262	697,148
Epizyme, Inc. (x)*	4,747	59,575
Exact Sciences Corp.*	12,179	1,437,609
Exelixis, Inc.*	33,500	715,895
Fate Therapeutics, Inc.*	9,667	196,240
FibroGen, Inc.*	11,500	519,570
Forty Seven, Inc.*	3,400	36,040
G1 Therapeutics, Inc.*	6,488	198,922
Galapagos NV*	2,493	321,607
Global Blood Therapeutics, Inc.*	10,030	527,578
GlycoMimetics, Inc.*	10,911	130,059
Homology Medicines, Inc.*	9,302	182,040
Immunomedics, Inc. (x)*	21,808	302,477
Incyte Corp.*	20,328	1,727,067
Insmed, Inc.*	16,800	430,080
Intercept Pharmaceuticals, Inc. (x)*	2,111	167,972
Ionis Pharmaceuticals, Inc.*	10,273	660,246
Iovance Biotherapeutics, Inc.*	36,800	902,336
Karuna Therapeutics, Inc.*	5,067	101,441
Krystal Biotech, Inc. (x)*	3,902	157,133
Madrigal Pharmaceuticals, Inc. (x)*	1,155	121,056
Minerva Neurosciences, Inc.*	13,022	73,314
Mirati Therapeutics, Inc.*	6,100	628,300
Moderna, Inc.*	4,980	72,907
Momenta Pharmaceuticals, Inc.*	10,802	134,485
Myovant Sciences Ltd. (x)*	12,215	110,546
Natera, Inc.*	3,800	104,804
Neurocrine Biosciences, Inc.*	18,549	1,566,092
Orchard Therapeutics plc (ADR) (x)*	13,566	189,788
PhaseBio Pharmaceuticals, Inc. (x)*	8,760	114,931
Principia Biopharma, Inc.*	3,800	126,122
Progenics Pharmaceuticals, Inc. (x)*	10,481	64,668
ProQR Therapeutics NV (x)*	4,970	45,227
PTC Therapeutics, Inc.*	15,600	702,000
Puma Biotechnology, Inc.*	6,300	80,073
Radius Health, Inc.*	9,000	219,240
Regeneron Pharmaceuticals, Inc.*	6,773	2,119,949
REGENXBIO, Inc.*	7,161	367,861
Rhythm Pharmaceuticals, Inc.*	5,172	113,784
Rocket Pharmaceuticals, Inc. (x)*	7,074	106,110
Sage Therapeutics, Inc.*	26,413	4,835,956
Sarepta Therapeutics, Inc.*	16,746	2,544,555
Scholar Rock Holding Corp. (x)*	3,073	48,738
Seattle Genetics, Inc.*	12,300	851,283
Stemline Therapeutics, Inc.*	8,465	129,684
Stoke Therapeutics, Inc.*	4,249	123,943
Tocagen, Inc. (x)*	6,154	41,109
Turning Point Therapeutics, Inc.*	4,345	176,841
Ultragenyx Pharmaceutical, Inc.*	14,609	927,671
Vertex Pharmaceuticals, Inc.*	37,681	6,909,942
Xencor, Inc.*	18,973	776,565
Y-mAbs Therapeutics, Inc.*	5,144	117,643
Zai Lab Ltd. (ADR) (x)*	2,460	85,780
Zymeworks, Inc.*	4,398	96,756

		56,638,469

Health Care Equipment & Supplies (25.3%)
ABIOMED, Inc.*	1,721	448,303
Alcon, Inc. (x)*	20,879	1,289,271
Align Technology, Inc.*	1,982	542,473
AtriCure, Inc.*	8,100	241,704
Becton Dickinson and Co.	32,756	8,254,840
Cooper Cos., Inc. (The)	5,259	1,771,704
Danaher Corp.	28,413	4,060,786
DexCom, Inc.*	9,090	1,362,046
DiaSorin SpA	2,084	241,948
GenMark Diagnostics, Inc.*	35,300	229,097
Hologic, Inc.*	44,395	2,131,848
ICU Medical, Inc.*	4,918	1,238,893
Insulet Corp. (x)*	5,500	656,590
Integer Holdings Corp.*	2,500	209,800
Intuitive Surgical, Inc.*	16,731	8,776,246
iRhythm Technologies, Inc.*	2,700	213,516
Lantheus Holdings, Inc.*	13,700	387,710

See Notes to Financial Statements.

1415

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nevro Corp.*	10,022	$649,726
Novocure Ltd.*	18,120	1,145,728
NuVasive, Inc.*	2,600	152,204
Penumbra, Inc. (x)*	5,375	860,000
Quidel Corp.*	12,099	717,713
Sartorius AG (Preference) (q)	3,162	648,270
Shockwave Medical, Inc. (x)*	2,587	147,692
SI-BONE, Inc.*	3,500	71,190
Stryker Corp.	25,932	5,331,101
Tandem Diabetes Care, Inc.*	2,700	174,204
Teleflex, Inc.	4,856	1,608,064
West Pharmaceutical Services, Inc.	9,700	1,213,955
Wright Medical Group NV*	28,500	849,870
Zimmer Biomet Holdings, Inc.	4,900	576,926

		46,203,418

Health Care Providers & Services (17.5%)
Acadia Healthcare Co., Inc.*	10,600	370,470
Amedisys, Inc.*	2,300	279,243
Anthem, Inc.	16,652	4,699,361
Centene Corp.*	47,860	2,509,778
Cigna Corp.	22,204	3,498,240
Covetrus, Inc.*	11,500	281,290
Guardant Health, Inc. (x)*	3,600	310,788
HCA Healthcare, Inc.	26,491	3,580,788
Humana, Inc.	7,795	2,068,014
Molina Healthcare, Inc.*	8,700	1,245,318
Patterson Cos., Inc.	9,800	224,420
UnitedHealth Group, Inc.	43,400	10,590,034
Universal Health Services, Inc., Class B	1,600	208,624
WellCare Health Plans, Inc.*	7,196	2,051,364

		31,917,732

Health Care Technology (0.2%)
HTG Molecular Diagnostics, Inc. (x)*	22,000	36,520
Teladoc Health, Inc. (x)*	5,573	370,103

		406,623

Life Sciences Tools & Services (8.7%)
Adaptive Biotechnologies Corp.*	5,627	271,784
Agilent Technologies, Inc.	46,300	3,457,221
Avantor, Inc.*	62,295	1,189,212
Bruker Corp.	22,100	1,103,895
Illumina, Inc.*	3,620	1,332,703
Lonza Group AG (Registered)*	971	327,645
Mettler-Toledo International, Inc.*	900	756,000
Personalis, Inc.*	3,256	88,401
PRA Health Sciences, Inc.*	2,300	228,045
Quanterix Corp.*	12,000	405,480
Thermo Fisher Scientific, Inc.	22,643	6,649,796
Wuxi Biologics Cayman, Inc. (m)*	10,000	89,801

		15,899,983

Pharmaceuticals (16.4%)
Allergan plc	7,495	1,254,888
Amneal Pharmaceuticals, Inc.*	9,729	69,757
AstraZeneca plc (ADR)	65,868	2,719,031
Axsome Therapeutics, Inc. (x)*	5,900	151,925
Bayer AG (Registered)	4,804	332,892
Bristol-Myers Squibb Co.	47,600	2,158,660
Catalent, Inc.*	10,946	593,383
Chugai Pharmaceutical Co. Ltd.	8,600	561,554
Daiichi Sankyo Co. Ltd.	24,300	1,270,051
Elanco Animal Health, Inc.*	31,675	1,070,615
Eli Lilly & Co.	17,461	1,934,504
GW Pharmaceuticals plc (ADR)*	2,400	413,736
Intra-Cellular Therapies, Inc.*	3,300	42,834
Menlo Therapeutics, Inc.*	6,600	39,534
Merck & Co., Inc.	31,125	2,609,831
Milestone Pharmaceuticals, Inc.*	8,068	219,046
Mylan NV*	8,100	154,224
MyoKardia, Inc.*	10,358	519,350
Nektar Therapeutics*	6,500	231,270
Novartis AG (Registered)	38,684	3,534,740
Odonate Therapeutics, Inc. (x)*	5,614	205,978
Perrigo Co. plc	7,773	370,150
Pfizer, Inc.	119,898	5,193,981
Reata Pharmaceuticals, Inc., Class A (x)*	3,769	355,605
Roche Holding AG	8,990	2,529,301
TherapeuticsMD, Inc. (x)*	15,300	39,780
Theravance Biopharma, Inc. (x)*	4,055	66,218
Tricida, Inc. (x)*	17,228	679,817
WaVe Life Sciences Ltd. (x)*	4,408	115,005
Zogenix, Inc.*	8,451	403,789

		29,841,449

Total Common Stocks (99.1%) (Cost $170,253,718)		180,907,674

CONVERTIBLE PREFERRED STOCK:
Health Care (0.2%)
Health Care Equipment & Supplies (0.2%)
Becton Dickinson and Co. 6.125%	5,400	334,314

Total Convertible Preferred Stock (0.2%) (Cost $324,206)		334,314

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.3%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $1,000,217, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $1,020,000. (xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $1,000,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

1416

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $320,993, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $327,413. (xx)	$320,927	$320,927

Total Repurchase Agreements		2,320,927

Total Short-Term Investments (1.3%) (Cost $2,320,927)		2,320,927

Total Investments in Securities (100.6%) (Cost $172,898,851)		183,562,915
Other Assets Less Liabilities (-0.6%)		(1,140,044)

Net Assets (100%)		$182,422,871

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $89,801 or 0.0% of net assets.

(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $7,165,720. This was collateralized by $4,979,072 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/11/19 - 2/15/49 and by cash of $2,320,927 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
HKD	— Hong Kong Dollar
USD	— United States Dollar

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HKD	387,587	USD	49,645	JPMorgan Chase Bank	7/3/2019	(29)

Net unrealized depreciation						(29)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Health Care	$169,363,862	$11,543,812	$—	$180,907,674
Convertible Preferred Stock
Health Care	334,314	—	—	334,314
Short-Term Investments
Repurchase Agreements	—	2,320,927	—	2,320,927

Total Assets	$169,698,176	$13,864,739	$—	$183,562,915

Liabilities:
Forward Currency Contracts	$—	$(29)	$—	$(29)

Total Liabilities	$—	$(29)	$—	$(29)

Total	$169,698,176	$13,864,710	$—	$183,562,886

See Notes to Financial Statements.

1417

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(29)

Total		$(29)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$766	$766

Total	$766	$766

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(329)	$(329)

Total	$(329)	$(329)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $40,000 for one month during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$29	$—	$—	$29

Total	$29	$—	$—	$29

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,688,824
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$35,409,516

See Notes to Financial Statements.

1418

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,727,059
Aggregate gross unrealized depreciation	(9,141,065)

Net unrealized appreciation	$10,585,994

Federal income tax cost of investments in securities and derivative instruments, if applicable	$172,976,892

For the six months ended June 30, 2019, the Portfolio incurred approximately $359 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1419

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $170,577,924)	$181,241,988
Repurchase Agreements (Cost $2,320,927)	2,320,927
Cash	1,108,289
Foreign cash (Cost $5,889)	5,929
Receivable for securities sold	1,101,153
Dividends, interest and other receivables	87,087
Receivable for Portfolio shares sold	22,002
Deferred offering cost	10,734
Securities lending income receivable	3,460
Other assets	2,170

Total assets	185,903,739

LIABILITIES
Payable for return of collateral on securities loaned	2,320,927
Payable for securities purchased	873,896
Investment management fees payable	113,415
Payable for Portfolio shares redeemed	93,250
Distribution fees payable – Class IB	36,406
Administrative fees payable	13,874
Unrealized depreciation on forward foreign currency contracts	29
Accrued expenses	29,071

Total liabilities	3,480,868

NET ASSETS	$182,422,871

Net assets were comprised of:
Paid in capital	$173,545,570
Total distributable earnings (loss)	8,877,301

Net assets	$182,422,871

Class IB
Net asset value, offering and redemption price per share, $182,422,871 / 3,811,668 shares outstanding (unlimited amount authorized: $0.01 par value)	$47.86

(x)	Includes value of securities on loan of $7,165,720.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $29,912 foreign withholding tax)	$744,546
Interest	15,087
Securities lending (net)	32,481

Total income	792,114

EXPENSES
Investment management fees	836,111
Distribution fees – Class IB	220,029
Administrative fees	84,265
Professional fees	21,449
Offering costs	17,195
Printing and mailing expenses	14,618
Custodian fees	8,683
Trustees’ fees	2,667
Miscellaneous	406

Gross expenses	1,205,423
Less: Waiver from investment manager	(148,411)

Net expenses	1,057,012

NET INVESTMENT INCOME (LOSS)	(264,898)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(568,388)
Forward foreign currency contracts	766
Foreign currency transactions	719

Net realized gain (loss)	(566,903)

Change in unrealized appreciation (depreciation) on:
Investments in securities	27,432,373
Forward foreign currency contracts	(329)
Foreign currency translations	1,388

Net change in unrealized appreciation (depreciation)	27,433,432

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,866,529

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,601,631

See Notes to Financial Statements.

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	October 22, 2018* to December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(264,898)	$(140,582)
Net realized gain (loss)	(566,903)	(955,809)
Net change in unrealized appreciation (depreciation)	27,433,432	(16,768,211)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,601,631	(17,864,602)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 259,794 and 166,535 shares, respectively ]	11,718,699	7,366,879
Capital shares sold in-kind (Note 8) [ 0 and 3,793,009 shares, respectively ]	—	173,037,053
Capital shares repurchased [ (304,932) and (102,738) shares, respectively ]	(13,951,855)	(4,484,934)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,233,156)	175,918,998

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,368,475	158,054,396
NET ASSETS:
Beginning of period	158,054,396	—

End of period	$182,422,871	$158,054,396

See Notes to Financial Statements.

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2019 (Unaudited)		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$40.98		$45.62

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07	)###	(0.04)
Net realized and unrealized gain (loss)	6.95		(4.60)

Total from investment operations	6.88		(4.64)

Net asset value, end of period	$47.86		$40.98

Total return (b)	16.79%		(10.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$182,423		$158,054
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20	%(j)	1.20	%(j)
Before waivers (a)(f)	1.37%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.30	)%(aa)	(0.43	)%(l)
Before waivers (a)(f)	(0.47	)%(aa)	(0.68	)%(l)
Portfolio turnover rate (z)^	19%		8%
*	Commencement of Operations.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.11) for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.20% lower.

See Notes to Financial Statements.

1422

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	16.1%
Health Care	13.3
Communication Services	9.5
Information Technology	9.2
Industrials	8.6
Consumer Staples	8.2
Energy	7.5
Consumer Discretionary	6.0
Materials	3.7
Utilities	2.9
Real Estate	2.4
Investment Company	1.9
Repurchase Agreements	1.0
Cash and Other	9.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,120.19	$5.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,121.13	5.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,122.20	4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.5%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	44,689	$1,497,528
BT Group plc	84,833	211,654
Cellnex Telecom SA (m)*	1,953	72,264
CenturyLink, Inc.	6,118	71,948
China Telecom Corp. Ltd. (ADR)	63,100	3,156,893
Deutsche Telekom AG (Registered)	33,523	579,866
Elisa OYJ	1,438	70,164
HKT Trust & HKT Ltd.	39,414	62,564
Iliad SA (x)	251	28,187
Koninklijke KPN NV	35,227	108,153
Nippon Telegraph & Telephone Corp.	6,456	300,420
Orange SA (x)	20,066	316,358
PCCW Ltd.	46,000	26,558
Proximus SADP	1,505	44,358
Singapore Telecommunications Ltd.	2,399,350	6,206,744
Spark New Zealand Ltd.	18,072	48,563
Swisscom AG (Registered) (x)	261	131,035
Telecom Italia SpA (Aquis Stock Exchange) (x)	60,987	31,630
Telecom Italia SpA (Turquoise Stock Exchange)*	91,747	50,097
Telefonica Deutschland Holding AG	8,444	23,591
Telefonica SA	433,004	3,555,395
Telenor ASA	7,400	157,101
Telia Co. AB	28,309	125,721
Telstra Corp. Ltd.	41,467	112,081
TPG Telecom Ltd. (x)	3,744	16,927
United Internet AG (Registered)	1,336	43,995
Verizon Communications, Inc.	53,225	3,040,744

		20,090,539

Entertainment (0.6%)
Activision Blizzard, Inc.	4,756	224,483
Electronic Arts, Inc.*	1,827	185,002
Konami Holdings Corp.	1,000	46,840
Netflix, Inc.*	2,677	983,316
Nexon Co. Ltd.*	4,800	69,541
Nintendo Co. Ltd.	1,100	402,903
Take-Two Interactive Software, Inc.*	686	77,882
Toho Co. Ltd.	1,100	46,728
Ubisoft Entertainment SA*	853	66,771
Viacom, Inc., Class B	2,122	63,384
Vivendi SA	9,197	253,186
Walt Disney Co. (The)	10,690	1,492,752

		3,912,788

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	4,174	4,519,607
Alphabet, Inc., Class C*	1,879	2,031,030
Auto Trader Group plc (m)	9,215	64,107
Baidu, Inc. (ADR)*	14,100	1,654,776
Facebook, Inc., Class A*	14,712	2,839,416
Kakaku.com, Inc.	1,400	27,009
LINE Corp.*	600	16,779
REA Group Ltd. (x)	570	38,432
TripAdvisor, Inc.*	577	26,709
Twitter, Inc.*	4,442	155,026
Yahoo Japan Corp.	29,100	85,291

		11,458,182

Media (2.1%)
Axel Springer SE	488	34,376
CBS Corp. (Non-Voting), Class B	2,211	110,329
Charter Communications, Inc., Class A*	1,046	413,358
Comcast Corp., Class A	146,048	6,174,909
CyberAgent, Inc.	1,100	39,841
Dentsu, Inc.	2,261	78,851
Discovery, Inc., Class A (x)*	1,065	32,696
Discovery, Inc., Class C*	2,198	62,533
DISH Network Corp., Class A*	1,429	54,888
Eutelsat Communications SA	1,742	32,565
Fox Corp., Class A	2,151	78,813
Fox Corp., Class B	925	33,790
Hakuhodo DY Holdings, Inc.	2,300	38,698
Informa plc	12,450	132,021
Interpublic Group of Cos., Inc. (The)	2,347	53,019
ITV plc	38,534	52,851
JCDecaux SA (x)	678	20,538
News Corp., Class A	2,286	30,838
News Corp., Class B	714	9,968
Omnicom Group, Inc. (x)	1,364	111,780
Pearson plc	7,950	82,728
Publicis Groupe SA	2,130	112,455
RTL Group SA (x)	397	20,332
Schibsted ASA, Class B	925	24,116
SES SA (FDR)	423,713	6,624,805
Singapore Press Holdings Ltd.	16,900	30,477
Telenet Group Holding NV	456	25,407
WPP plc	12,691	159,590

		14,676,572

Wireless Telecommunication Services (2.3%)
1&1 Drillisch AG	597	19,904
Bharti Airtel Ltd.	1,034,329	5,194,309
China Mobile Ltd.	424,500	3,866,402
KDDI Corp.	17,800	452,945
Millicom International Cellular SA (SDR)	665	37,417
NTT DOCOMO, Inc.	13,400	312,271
Softbank Corp. (x)	16,900	219,372
SoftBank Group Corp.	16,600	795,242
Tele2 AB, Class B	5,003	73,002
Vodafone Group plc	3,066,227	5,035,662

		16,006,526

Total Communication Services		66,144,607

Consumer Discretionary (6.0%)
Auto Components (0.5%)
Aisin Seiki Co. Ltd.	1,700	58,498
Aptiv plc	1,586	128,196
BorgWarner, Inc.	1,209	50,754
Bridgestone Corp. (x)	5,700	224,268

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cie Generale des Etablissements Michelin SCA	16,871	$2,139,977
Continental AG	1,106	161,254
Denso Corp.	4,400	184,995
Faurecia SA (x)	753	34,943
Koito Manufacturing Co. Ltd.	1,000	53,332
NGK Spark Plug Co. Ltd.	1,700	31,882
Nokian Renkaat OYJ	1,305	40,748
Pirelli & C SpA (m)	4,361	25,776
Stanley Electric Co. Ltd.	1,300	31,929
Sumitomo Electric Industries Ltd.	7,900	103,646
Sumitomo Rubber Industries Ltd. (x)	1,900	21,958
Toyoda Gosei Co. Ltd.	600	11,692
Toyota Industries Corp.	1,500	82,503
Valeo SA	2,367	76,977
Yokohama Rubber Co. Ltd. (The) (x)	1,100	20,201

		3,483,529

Automobiles (0.7%)
Bayerische Motoren Werke AG	3,330	246,466
Bayerische Motoren Werke AG (Preference) (q)	528	32,781
Daimler AG (Registered)	9,146	508,816
Ferrari NV	1,229	199,562
Fiat Chrysler Automobiles NV	10,869	151,597
Ford Motor Co.	24,270	248,282
General Motors Co.	8,115	312,671
Harley-Davidson, Inc.	985	35,293
Honda Motor Co. Ltd.	16,400	423,633
Isuzu Motors Ltd.	5,600	63,731
Mazda Motor Corp.	5,720	59,659
Mitsubishi Motors Corp.	7,300	34,938
Nissan Motor Co. Ltd.	23,300	166,751
Peugeot SA	5,989	147,575
Porsche Automobil Holding SE (Preference) (q)	1,537	99,865
Renault SA (x)	1,933	121,528
Subaru Corp.	6,200	150,608
Suzuki Motor Corp.	3,700	173,787
Toyota Motor Corp.	22,998	1,426,616
Volkswagen AG	326	56,031
Volkswagen AG (Preference) (q)	1,867	314,666
Yamaha Motor Co. Ltd. (x)	2,800	49,733

		5,024,589

Distributors (0.0%)
Genuine Parts Co.	890	92,186
Jardine Cycle & Carriage Ltd.	955	25,573
LKQ Corp.*	1,826	48,590

		166,349

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	700	16,283
H&R Block, Inc.	1,223	35,834

		52,117

Hotels, Restaurants & Leisure (0.7%)
Accor SA	1,848	79,326
Aristocrat Leisure Ltd.	5,909	127,439
Carnival Corp.	2,442	113,675
Carnival plc	1,655	73,120
Chipotle Mexican Grill, Inc.*	148	108,466
Compass Group plc	15,953	382,297
Crown Resorts Ltd.	3,980	34,787
Darden Restaurants, Inc.	753	91,663
Domino’s Pizza Enterprises Ltd. (x)	577	15,247
Flight Centre Travel Group Ltd. (x)	576	16,802
Flutter Entertainment plc	789	59,339
Galaxy Entertainment Group Ltd.	22,000	148,278
Genting Singapore Ltd.	60,842	41,371
GVC Holdings plc	5,963	49,359
Hilton Worldwide Holdings, Inc.	1,786	174,564
InterContinental Hotels Group plc	1,731	113,695
Marriott International, Inc., Class A	1,686	236,529
McDonald’s Corp.	4,689	973,718
McDonald’s Holdings Co. Japan Ltd. (x)	673	29,650
Melco Resorts & Entertainment Ltd. (ADR)	2,082	45,221
Merlin Entertainments plc (m)	7,150	40,779
MGM China Holdings Ltd. (x)	8,400	14,280
MGM Resorts International	3,110	88,853
Norwegian Cruise Line Holdings Ltd.*	1,327	71,167
Oriental Land Co. Ltd.	2,000	247,461
Royal Caribbean Cruises Ltd.	1,046	126,786
Sands China Ltd.	24,396	116,644
Shangri-La Asia Ltd.	11,000	13,870
SJM Holdings Ltd.	18,000	20,485
Sodexo SA	890	104,036
Starbucks Corp.	7,417	621,767
Tabcorp Holdings Ltd.	19,330	60,389
TUI AG	4,368	42,846
Whitbread plc	1,815	106,697
Wynn Macau Ltd.	16,800	37,636
Wynn Resorts Ltd.	591	73,278
Yum! Brands, Inc.	1,869	206,842

		4,908,362

Household Durables (0.9%)
Barratt Developments plc	10,212	74,259
Berkeley Group Holdings plc	1,243	58,896
Casio Computer Co. Ltd.	2,200	27,302
DR Horton, Inc.	2,072	89,365
Electrolux AB	2,269	57,982
Garmin Ltd.	739	58,972
Husqvarna AB, Class B	3,909	36,564
Iida Group Holdings Co. Ltd.	1,400	22,594
Leggett & Platt, Inc.	789	30,274
Lennar Corp., Class A	1,801	87,276
Mohawk Industries, Inc.*	396	58,398
Newell Brands, Inc.	2,455	37,856
Nikon Corp.	3,500	49,474
Panasonic Corp.	550,600	4,583,950
Persimmon plc	3,169	80,369
PulteGroup, Inc.	1,569	49,612
Rinnai Corp.	400	25,414
SEB SA	236	42,427

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sekisui Chemical Co. Ltd.	3,700	$55,527
Sekisui House Ltd.	6,300	103,749
Sharp Corp.	1,900	20,830
Sony Corp.	12,800	670,541
Taylor Wimpey plc	32,976	66,062
Whirlpool Corp.	388	55,236

		6,442,929

Internet & Direct Marketing Retail (0.9%)
Amazon.com, Inc.*	2,532	4,794,671
Booking Holdings, Inc.*	265	496,798
Delivery Hero SE (m)*	1,003	45,495
eBay, Inc.	5,017	198,172
Expedia Group, Inc.	748	99,506
Mercari, Inc.*	700	18,556
Ocado Group plc*	4,572	67,758
Rakuten, Inc.	8,700	103,288
Zalando SE (m)*	1,184	52,534
ZOZO, Inc.	2,100	39,326

		5,916,104

Leisure Products (0.5%)
Bandai Namco Holdings, Inc.	2,100	101,869
Hasbro, Inc.	737	77,886
Mattel, Inc. (x)*	261,000	2,925,810
Sankyo Co. Ltd.	400	14,469
Sega Sammy Holdings, Inc.	1,800	21,854
Shimano, Inc.	700	104,077
Yamaha Corp.	1,500	71,233

		3,317,198

Multiline Retail (0.2%)
Dollar General Corp.	1,570	212,201
Dollar Tree, Inc.*	1,451	155,823
Harvey Norman Holdings Ltd. (x)	5,114	14,613
Isetan Mitsukoshi Holdings Ltd.	3,800	30,805
J Front Retailing Co. Ltd.	2,700	30,928
Kohl’s Corp.	1,007	47,883
Macy’s, Inc.	1,850	39,701
Marks & Spencer Group plc	19,569	52,362
Marui Group Co. Ltd.	1,800	36,629
Next plc	1,384	97,126
Nordstrom, Inc. (x)	623	19,849
Pan Pacific International Holdings Corp.	1,100	69,786
Ryohin Keikaku Co. Ltd.	300	54,148
Target Corp.	3,130	271,089
Wesfarmers Ltd. (x)	11,404	289,503

		1,422,446

Specialty Retail (0.9%)
ABC-Mart, Inc.	400	26,045
Advance Auto Parts, Inc.	437	67,359
AutoZone, Inc.*	148	162,722
Best Buy Co., Inc.	1,428	99,574
CarMax, Inc. (x)*	983	85,354
Dufry AG (Registered)*	363	30,745
Fast Retailing Co. Ltd. (x)	500	302,045
Foot Locker, Inc.	697	29,218
Gap, Inc. (The)	1,289	23,163
Hennes & Mauritz AB, Class B	8,080	143,882
Hikari Tsushin, Inc.	200	43,575
Home Depot, Inc. (The)	6,738	1,401,302
Industria de Diseno Textil SA	10,971	329,967
Kingfisher plc	743,198	2,028,278
L Brands, Inc.	1,389	36,253
Lowe’s Cos., Inc.	4,794	483,762
Nitori Holdings Co. Ltd.	800	105,959
O’Reilly Automotive, Inc.*	478	176,535
Ross Stores, Inc.	2,260	224,011
Shimamura Co. Ltd.	200	14,933
Tiffany & Co.	647	60,585
TJX Cos., Inc. (The)	7,426	392,687
Tractor Supply Co.	740	80,512
Ulta Beauty, Inc.*	344	119,330
USS Co. Ltd.	2,400	47,259
Yamada Denki Co. Ltd. (x)	7,000	30,970

		6,546,025

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	1,814	560,023
Burberry Group plc	4,078	96,430
Capri Holdings Ltd.*	892	30,935
Cie Financiere Richemont SA (Registered)	5,250	445,513
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	875	113,923
EssilorLuxottica SA (Turquoise Stock Exchange)	1,958	255,484
Hanesbrands, Inc.	2,359	40,622
Hermes International	319	230,046
HUGO BOSS AG	669	44,502
Kering SA	762	450,651
LVMH Moet Hennessy Louis Vuitton SE	2,794	1,189,173
Moncler SpA	1,751	74,864
NIKE, Inc., Class B	7,729	648,850
Pandora A/S	1,051	37,386
Puma SE	830	55,353
PVH Corp.	462	43,724
Ralph Lauren Corp.	321	36,462
Swatch Group AG (The)	295	84,463
Swatch Group AG (The) (Registered)	547	29,614
Tapestry, Inc.	1,768	56,099
Under Armour, Inc., Class A (x)*	1,255	31,814
Under Armour, Inc., Class C*	1,073	23,821
VF Corp.	1,978	172,778
Yue Yuen Industrial Holdings Ltd.	8,000	21,916

		4,774,446

Total Consumer Discretionary		42,054,094

Consumer Staples (8.2%)
Beverages (1.5%)
Anheuser-Busch InBev SA/NV	7,664	678,355
Asahi Group Holdings Ltd. (x)	3,600	161,777
Brown-Forman Corp., Class B	974	53,989
Carlsberg A/S, Class B	1,076	142,644
Coca-Cola Amatil Ltd.	5,201	37,317
Coca-Cola Bottlers Japan, Inc.	1,200	30,374
Coca-Cola Co. (The)	23,552	1,199,268
Coca-Cola European Partners plc	2,385	134,752

See Notes to Financial Statements.

1426

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EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola HBC AG*	1,962	$74,052
Constellation Brands, Inc., Class A	1,016	200,091
Davide Campari-Milano SpA	5,734	56,171
Diageo plc	24,320	1,045,155
Heineken Holding NV	1,159	121,642
Heineken NV	2,607	290,928
Kirin Holdings Co. Ltd.	53,300	1,148,658
Molson Coors Brewing Co., Class B	1,138	63,728
Monster Beverage Corp.*	2,385	152,235
PepsiCo, Inc.	8,600	1,127,718
Pernod Ricard SA	2,136	393,594
Remy Cointreau SA	229	33,018
Suntory Beverage & Food Ltd.	83,900	3,645,796
Treasury Wine Estates Ltd.	7,228	75,710

		10,866,972

Food & Staples Retailing (2.7%)
Aeon Co. Ltd.	6,400	109,877
Carrefour SA	6,071	117,219
Casino Guichard Perrachon SA (x)	609	20,775
Coles Group Ltd. (x)*	11,404	106,882
Colruyt SA	607	35,201
Costco Wholesale Corp.	2,703	714,295
Dairy Farm International Holdings Ltd.	3,700	26,455
FamilyMart UNY Holdings Co. Ltd.	2,400	57,254
ICA Gruppen AB	806	34,649
J Sainsbury plc	17,356	43,190
Jeronimo Martins SGPS SA	2,776	44,713
Koninklijke Ahold Delhaize NV	11,906	267,761
Kroger Co. (The)	249,551	5,417,752
Lawson, Inc.	500	23,976
METRO AG	1,817	33,213
Seven & i Holdings Co. Ltd.	101,100	3,420,793
Sundrug Co. Ltd.	800	21,637
Sysco Corp.	2,881	203,744
Tesco plc	98,503	283,588
Tsuruha Holdings, Inc.	400	36,952
Walgreens Boots Alliance, Inc.	114,329	6,250,366
Walmart, Inc.	8,566	946,457
Welcia Holdings Co. Ltd.	500	20,336
Wm Morrison Supermarkets plc	23,567	60,277
Woolworths Group Ltd.	12,661	295,370

		18,592,732

Food Products (2.1%)
a2 Milk Co. Ltd.*	7,376	72,693
Ajinomoto Co., Inc.	4,400	76,234
Archer-Daniels-Midland Co.	3,415	139,332
Associated British Foods plc	3,660	114,481
Barry Callebaut AG (Registered)	20	40,115
Calbee, Inc.	700	18,881
Campbell Soup Co. (x)	1,175	47,082
Chocoladefabriken Lindt & Spruengli AG	11	80,060
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	81,336
Conagra Brands, Inc.	2,961	78,526
Danone SA	6,201	525,311
General Mills, Inc.	3,724	195,584
Golden Agri-Resources Ltd.	75,544	16,192
Hershey Co. (The)	848	113,657
Hormel Foods Corp.	1,655	67,094
JM Smucker Co. (The)	694	79,942
Kellogg Co.	150,372	8,055,428
Kerry Group plc, Class A	1,596	190,555
Kikkoman Corp.	1,500	65,251
Kraft Heinz Co. (The)	3,792	117,704
Lamb Weston Holdings, Inc.	874	55,377
McCormick & Co., Inc. (Non-Voting)	748	115,947
Meiji Holdings Co. Ltd.	1,138	81,274
Mondelez International, Inc., Class A	8,806	474,643
Mowi ASA	4,365	102,058
Nestle SA (Registered)	30,808	3,189,363
NH Foods Ltd.	900	38,524
Nisshin Seifun Group, Inc.	1,915	43,677
Nissin Foods Holdings Co. Ltd.	700	45,059
Orkla ASA	7,686	68,188
Toyo Suisan Kaisha Ltd.	800	32,945
Tyson Foods, Inc., Class A	1,800	145,332
Vitasoy International Holdings Ltd.	8,000	38,455
WH Group Ltd. (m)	91,500	92,769
Wilmar International Ltd.	19,300	52,779
Yakult Honsha Co. Ltd.	1,200	70,677
Yamazaki Baking Co. Ltd.	1,400	21,153

		14,843,678

Household Products (0.5%)
Church & Dwight Co., Inc.	1,499	109,517
Clorox Co. (The)	782	119,732
Colgate-Palmolive Co.	5,254	376,554
Essity AB, Class B	6,100	187,477
Henkel AG & Co. KGaA	1,067	97,973
Henkel AG & Co. KGaA (Preference) (q)	1,792	175,282
Kimberly-Clark Corp.	2,100	279,888
Lion Corp.	2,200	40,953
Pigeon Corp. (x)	1,200	48,249
Procter & Gamble Co. (The)	15,360	1,684,224
Reckitt Benckiser Group plc	7,116	561,557
Unicharm Corp. (x)	4,200	126,372

		3,807,778

Personal Products (1.0%)
Beiersdorf AG	1,053	126,382
Coty, Inc., Class A	261,205	3,500,147
Estee Lauder Cos., Inc. (The), Class A	1,356	248,297
Kao Corp. (x)	4,900	373,130
Kobayashi Pharmaceutical Co. Ltd.	500	35,756
Kose Corp.	300	50,280
L’Oreal SA	2,536	722,363
Pola Orbis Holdings, Inc. (x)	900	25,126
Shiseido Co. Ltd.	4,000	301,294
Unilever NV (CVA)	14,660	892,839
Unilever plc	11,165	693,991

		6,969,605

See Notes to Financial Statements.

1427

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.4%)
Altria Group, Inc.	11,430	$541,210
British American Tobacco plc	23,071	805,430
Imperial Brands plc	9,623	225,692
Japan Tobacco, Inc. (x)	12,100	267,050
Philip Morris International, Inc.	9,537	748,941
Swedish Match AB	1,770	74,718

		2,663,041

Total Consumer Staples		57,743,806

Energy (7.5%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	3,131	77,116
Drilling Co.*	5,282	410,384
Halliburton Co.	5,321	121,000
Helmerich & Payne, Inc.	663	33,561
John Wood Group plc	6,911	39,670
National Oilwell Varco, Inc.	2,225	49,462
Schlumberger Ltd.	8,452	335,882
TechnipFMC plc	2,566	66,562
Tenaris SA	4,750	62,168
WorleyParsons Ltd. (x)	3,353	34,627

		1,230,432

Oil, Gas & Consumable Fuels (7.3%)
Aker BP ASA	1,178	33,778
Anadarko Petroleum Corp.	3,110	219,442
Apache Corp.	125,189	3,626,725
BP plc	1,572,785	10,957,507
Cabot Oil & Gas Corp.	2,582	59,283
Caltex Australia Ltd.	2,512	43,648
Chevron Corp.	11,665	1,451,593
Cimarex Energy Co.	575	34,115
Concho Resources, Inc.	1,223	126,189
ConocoPhillips	6,918	421,998
Devon Energy Corp.	2,532	72,213
Diamondback Energy, Inc.	942	102,650
Enagas SA	2,354	62,823
Eni SpA	195,673	3,249,831
EOG Resources, Inc.	3,588	334,258
Equinor ASA	10,074	198,930
Exxon Mobil Corp.	93,509	7,165,595
Galp Energia SGPS SA	4,965	76,358
Hess Corp. (x)	1,552	98,661
HollyFrontier Corp.	1,032	47,761
Husky Energy, Inc.	175,500	1,663,132
Idemitsu Kosan Co. Ltd.	2,020	60,704
Inpex Corp.	10,300	92,792
JXTG Holdings, Inc.	32,394	160,565
Kinder Morgan, Inc.	11,871	247,866
Koninklijke Vopak NV	739	34,075
Kunlun Energy Co. Ltd. (x)	2,182,000	1,902,201
Lundin Petroleum AB	1,864	57,790
Marathon Oil Corp.	4,991	70,922
Marathon Petroleum Corp.	4,018	224,526
Neste OYJ	4,255	144,377
Noble Energy, Inc.	2,911	65,206
Occidental Petroleum Corp.	4,571	229,830
Oil Search Ltd.	13,792	68,457
OMV AG	1,481	72,161
ONEOK, Inc.	2,510	172,713
Origin Energy Ltd.	17,698	90,826
Phillips 66	2,558	239,275
Pioneer Natural Resources Co.	1,027	158,014
Repsol SA	14,111	221,189
Royal Dutch Shell plc, Class A	44,528	1,454,706
Royal Dutch Shell plc, Class B	270,571	8,868,616
Santos Ltd.	17,648	87,720
Snam SpA (x)	20,935	104,052
TOTAL SA	99,918	5,598,465
Valero Energy Corp.	2,547	218,049
Washington H Soul Pattinson & Co. Ltd.	1,125	17,368
Williams Cos., Inc. (The)	7,385	207,075
Woodside Petroleum Ltd.	9,416	240,358

		51,156,388

Total Energy		52,386,820

Financials (16.1%)
Banks (10.6%)
ABN AMRO Bank NV (CVA) (m)	4,255	91,034
AIB Group plc	8,190	33,061
Aozora Bank Ltd. (x)	1,100	26,384
Australia & New Zealand Banking Group Ltd.	28,735	569,092
Banco Bilbao Vizcaya Argentaria SA	67,065	374,968
Banco de Sabadell SA	56,557	58,587
Banco Santander SA	163,307	757,734
Bangkok Bank PCL	66,100	428,920
Bangkok Bank PCL (NVDR)	502,400	3,227,286
Bank Hapoalim BM*	11,660	86,450
Bank Leumi Le-Israel BM	15,526	112,068
Bank of America Corp.	54,148	1,570,292
Bank of East Asia Ltd. (The)	12,400	34,684
Bank of Ireland Group plc (Aquis Stock Exchange)	51,800	268,945
Bank of Ireland Group plc (Turquoise Stock Exchange)	200,000	1,045,222
Bank of Kyoto Ltd. (The)	600	23,179
Bank of Queensland Ltd. (x)	4,280	28,635
Bankia SA	12,002	28,359
Bankinter SA	7,010	48,289
Barclays plc	172,338	327,853
BB&T Corp.	4,748	233,269
Bendigo & Adelaide Bank Ltd.	5,140	41,787
BNP Paribas SA	161,302	7,660,390
BOC Hong Kong Holdings Ltd.	37,500	147,615
CaixaBank SA	36,097	103,354
Chiba Bank Ltd. (The)	5,700	27,809
Citigroup, Inc.	126,450	8,855,293
Citizens Financial Group, Inc.	2,807	99,255
Comerica, Inc.	906	65,812
Commerzbank AG	10,368	74,498
Commonwealth Bank of Australia	17,805	1,034,750
Concordia Financial Group Ltd.	11,700	43,516
Credit Agricole SA	182,575	2,189,205
Danske Bank A/S	6,759	106,830
DBS Group Holdings Ltd.	18,100	347,285
DNB ASA	9,682	180,123
Erste Group Bank AG	2,993	111,085

See Notes to Financial Statements.

1428

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Fifth Third Bancorp	4,453	$124,239
FinecoBank Banca Fineco SpA	5,206	58,073
First Republic Bank	1,005	98,138
Fukuoka Financial Group, Inc.	1,400	25,542
Hana Financial Group, Inc.	62,754	2,032,650
Hang Seng Bank Ltd.	7,700	191,719
HSBC Holdings plc (Hong Kong Stock Exchange)	580,728	4,817,284
HSBC Holdings plc (London Stock Exchange)	201,675	1,682,434
Huntington Bancshares, Inc.	6,383	88,213
ING Groep NV	563,944	6,538,294
Intesa Sanpaolo SpA	149,693	320,346
Israel Discount Bank Ltd., Class A	11,708	47,799
Japan Post Bank Co. Ltd.	4,200	42,617
JPMorgan Chase & Co.	19,864	2,220,795
KB Financial Group, Inc. (ADR)	68,695	2,712,079
KBC Group NV	2,511	164,577
KeyCorp	6,152	109,198
Lloyds Banking Group plc	717,634	515,738
M&T Bank Corp.	845	143,709
Mebuki Financial Group, Inc.	8,330	21,711
Mediobanca Banca di Credito Finanziario SpA	6,016	62,019
Mitsubishi UFJ Financial Group, Inc.	122,700	582,687
Mizrahi Tefahot Bank Ltd. (x)*	1,390	32,043
Mizuho Financial Group, Inc.	242,624	351,283
National Australia Bank Ltd. (x)	27,935	524,026
Nordea Bank Abp	30,551	221,809
Oversea-Chinese Banking Corp. Ltd.	32,186	271,190
People’s United Financial, Inc.	2,350	39,433
PNC Financial Services Group, Inc. (The)‡	2,767	379,854
Raiffeisen Bank International AG	1,489	34,929
Regions Financial Corp.	6,206	92,718
Resona Holdings, Inc.	21,451	89,254
Royal Bank of Scotland Group plc	48,274	134,750
Seven Bank Ltd.	6,500	17,001
Shinsei Bank Ltd.	1,500	23,276
Shizuoka Bank Ltd. (The)	4,900	36,086
Skandinaviska Enskilda Banken AB, Class A	16,369	151,454
Societe Generale SA	7,720	195,056
Standard Chartered plc	663,250	6,015,666
Sumitomo Mitsui Financial Group, Inc.	132,627	4,681,894
Sumitomo Mitsui Trust Holdings, Inc.	3,386	122,670
SunTrust Banks, Inc.	2,703	169,884
SVB Financial Group*	320	71,869
Svenska Handelsbanken AB, Class A	15,360	151,977
Swedbank AB, Class A	9,109	136,790
UniCredit SpA	20,188	248,519
United Overseas Bank Ltd.	12,707	245,406
US Bancorp	9,175	480,770
Wells Fargo & Co.	111,669	5,284,177
Westpac Banking Corp.	34,676	690,404
Zions Bancorp NA	1,110	51,038

		74,008,005

Capital Markets (1.5%)
3i Group plc	9,786	138,383
Affiliated Managers Group, Inc.	299	27,550
Ameriprise Financial, Inc.	826	119,902
Amundi SA (m)	609	42,519
ASX Ltd.	1,947	112,591
Bank of New York Mellon Corp. (The)	5,460	241,059
BGP Holdings plc (r)*	177,813	—
BlackRock, Inc.‡	729	342,120
Cboe Global Markets, Inc.	681	70,572
Charles Schwab Corp. (The)	7,343	295,115
CME Group, Inc.	2,205	428,013
Credit Suisse Group AG (Registered)*	25,708	308,248
Daiwa Securities Group, Inc.	15,400	67,433
Deutsche Bank AG (Registered)	19,748	152,248
Deutsche Boerse AG	1,911	270,321
E*TRADE Financial Corp.	1,453	64,804
Franklin Resources, Inc.	1,720	59,856
Goldman Sachs Group, Inc. (The)	2,089	427,409
Hargreaves Lansdown plc	2,895	70,552
Hong Kong Exchanges & Clearing Ltd.	11,973	422,719
Intercontinental Exchange, Inc.	3,467	297,954
Invesco Ltd.	2,362	48,326
Investec plc	6,869	44,576
Japan Exchange Group, Inc.	5,300	84,159
Julius Baer Group Ltd.*	2,368	105,422
London Stock Exchange Group plc	3,152	219,598
Macquarie Group Ltd. (x)	3,252	286,274
MarketAxess Holdings, Inc.	230	73,927
Moody’s Corp.	1,013	197,849
Morgan Stanley	7,816	342,419
MSCI, Inc.	514	122,738
Nasdaq, Inc.	706	67,896
Natixis SA	9,536	38,375
Nomura Holdings, Inc.	33,400	117,534
Northern Trust Corp.	1,332	119,880
Partners Group Holding AG	181	142,212
Raymond James Financial, Inc.	774	65,442
S&P Global, Inc.	1,496	340,774
SBI Holdings, Inc.	2,250	55,658
Schroders plc	1,250	48,417
Singapore Exchange Ltd.	7,800	45,658
St James’s Place plc	5,235	72,997
Standard Life Aberdeen plc	23,891	89,383
State Street Corp.	2,309	129,443
T. Rowe Price Group, Inc.	1,441	158,092
UBS Group AG (Registered)*	326,932	3,884,871

		10,861,288

Consumer Finance (0.9%)
Acom Co. Ltd.	4,400	15,834
AEON Financial Service Co. Ltd.	1,100	17,702
American Express Co.	4,180	515,979
Capital One Financial Corp.	56,652	5,140,602

See Notes to Financial Statements.

1429

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Credit Saison Co. Ltd.	1,600	$18,714
Discover Financial Services	1,944	150,835
Synchrony Financial	3,852	133,549

		5,993,215

Diversified Financial Services (0.5%)
AMP Ltd.	29,903	44,506
Berkshire Hathaway, Inc., Class B*	11,880	2,532,460
Challenger Ltd.	5,683	26,492
Eurazeo SE	397	27,673
EXOR NV	1,099	76,980
Groupe Bruxelles Lambert SA	811	79,566
Industrivarden AB, Class C	1,680	37,232
Investor AB, Class B	4,581	220,068
Jefferies Financial Group, Inc.	1,461	28,095
Kinnevik AB, Class B	2,555	66,446
L E Lundbergforetagen AB, Class B	705	26,390
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	18,536
ORIX Corp.	13,300	198,362
Pargesa Holding SA	364	28,059
Tokyo Century Corp.	500	21,078
Wendel SA	290	39,538

		3,471,481

Insurance (2.6%)
Admiral Group plc	1,899	53,249
Aegon NV	697,587	3,472,744
Aflac, Inc.	4,575	250,756
Ageas	1,887	98,080
AIA Group Ltd.	121,400	1,309,312
Allianz SE (Registered)	4,269	1,029,107
Allstate Corp. (The)	2,068	210,295
American International Group, Inc.	5,302	282,491
Aon plc	1,488	287,154
Arthur J Gallagher & Co.	1,122	98,276
Assicurazioni Generali SpA	11,020	207,511
Assurant, Inc.	376	39,999
Aviva plc	39,260	207,660
AXA SA‡	19,512	512,521
Baloise Holding AG (Registered)	491	86,913
China Life Insurance Co. Ltd., Class H	1,089,000	2,682,177
Chubb Ltd.	2,795	411,676
Cincinnati Financial Corp.	924	95,791
CNP Assurances	1,725	39,151
Dai-ichi Life Holdings, Inc.	11,100	167,300
Direct Line Insurance Group plc	13,808	58,183
Everest Re Group Ltd.	248	61,301
Gjensidige Forsikring ASA	1,810	36,453
Hannover Rueck SE	606	97,987
Hartford Financial Services Group, Inc. (The)	2,192	122,138
Insurance Australia Group Ltd.	23,164	134,326
Japan Post Holdings Co. Ltd.	15,800	178,788
Legal & General Group plc	59,954	205,193
Lincoln National Corp.	1,240	79,918
Loews Corp.	1,670	91,299
Mapfre SA	11,751	34,354
Marsh & McLennan Cos., Inc.	3,131	312,317
Medibank Pvt Ltd.	26,966	66,071
MetLife, Inc.	5,837	289,924
MS&AD Insurance Group Holdings, Inc.	4,811	152,610
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,504	377,441
NN Group NV	3,081	124,020
Poste Italiane SpA (m)	5,255	55,333
Principal Financial Group, Inc.	1,578	91,398
Progressive Corp. (The)	3,561	284,631
Prudential Financial, Inc.	2,494	251,894
Prudential plc	26,082	568,388
QBE Insurance Group Ltd. (x)	13,311	110,551
RSA Insurance Group plc	10,329	75,661
Sampo OYJ, Class A	4,459	210,419
SCOR SE	1,649	72,303
Sompo Holdings, Inc.	3,285	126,781
Sony Financial Holdings, Inc.	1,500	36,006
Suncorp Group Ltd.	13,018	123,106
Swiss Life Holding AG (Registered)	344	170,485
Swiss Re AG	3,065	311,586
T&D Holdings, Inc.	5,900	63,999
Tokio Marine Holdings, Inc.	6,500	325,497
Torchmark Corp.	625	55,912
Travelers Cos., Inc. (The)	1,607	240,279
Tryg A/S	1,311	42,620
Unum Group	1,297	43,514
Willis Towers Watson plc	787	150,742
Zurich Insurance Group AG	1,522	529,940

		17,905,531

Total Financials		112,239,520

Health Care (13.3%)
Biotechnology (1.4%)
AbbVie, Inc.	9,053	658,334
Alexion Pharmaceuticals, Inc.*	1,363	178,526
Amgen, Inc.	3,735	688,286
BeiGene Ltd. (ADR)*	341	42,267
Biogen, Inc.*	1,180	275,966
BioMarin Pharmaceutical, Inc.*	14,180	1,214,517
Celgene Corp.*	4,329	400,173
CSL Ltd.	4,556	687,686
Genmab A/S*	632	116,211
Gilead Sciences, Inc.	71,738	4,846,619
Grifols SA	3,000	88,694
Incyte Corp.*	1,083	92,012
PeptiDream, Inc. (x)*	900	45,995
Regeneron Pharmaceuticals, Inc.*	478	149,614
Vertex Pharmaceuticals, Inc.*	1,585	290,657

		9,775,557

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	10,803	908,532
ABIOMED, Inc.*	274	71,374
Alcon, Inc. (x)*	13,765	849,984
Align Technology, Inc.*	444	121,523
Asahi Intecc Co. Ltd.	2,000	49,232
Baxter International, Inc.	2,907	238,083

See Notes to Financial Statements.

1430

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Becton Dickinson and Co.	1,660	$418,337
BioMerieux	415	34,378
Boston Scientific Corp.*	8,561	367,952
Carl Zeiss Meditec AG	405	39,951
Cochlear Ltd.	580	84,223
Coloplast A/S, Class B	1,195	135,044
Cooper Cos., Inc. (The)	301	101,404
Danaher Corp.	3,863	552,100
Demant A/S*	1,129	35,104
Dentsply Sirona, Inc.	1,427	83,280
Edwards Lifesciences Corp.*	1,291	238,499
Fisher & Paykel Healthcare Corp. Ltd.	5,649	58,671
Hologic, Inc.*	1,633	78,417
Hoya Corp.	3,900	298,572
IDEXX Laboratories, Inc.*	524	144,273
Intuitive Surgical, Inc.*	707	370,857
Koninklijke Philips NV	9,316	404,502
Medtronic plc	8,224	800,935
Olympus Corp.	11,600	128,680
ResMed, Inc.	874	106,654
Sartorius AG (Preference) (q)	358	73,397
Siemens Healthineers AG (m)	1,486	62,706
Smith & Nephew plc	8,775	190,002
Sonova Holding AG (Registered)	559	127,009
Straumann Holding AG (Registered)	104	91,770
Stryker Corp.	1,909	392,452
Sysmex Corp.	1,700	110,800
Teleflex, Inc.	281	93,053
Terumo Corp.	6,500	193,526
Varian Medical Systems, Inc.*	554	75,416
Zimmer Biomet Holdings, Inc.	1,247	146,822

		8,277,514

Health Care Providers & Services (1.1%)
Alfresa Holdings Corp.	1,900	46,841
AmerisourceBergen Corp.	953	81,253
Anthem, Inc.	1,583	446,738
Cardinal Health, Inc.	58,187	2,740,608
Centene Corp.*	2,519	132,096
Cigna Corp.	2,318	365,201
CVS Health Corp.	7,992	435,484
DaVita, Inc.*	771	43,377
Fresenius Medical Care AG & Co. KGaA	2,168	170,200
Fresenius SE & Co. KGaA	4,196	227,494
HCA Healthcare, Inc.	1,628	220,057
Henry Schein, Inc.*	921	64,378
Humana, Inc.	827	219,403
Laboratory Corp. of America Holdings*	601	103,913
McKesson Corp.	1,170	157,236
Medipal Holdings Corp.	1,800	39,718
NMC Health plc (x)	942	28,747
Quest Diagnostics, Inc.	819	83,382
Ramsay Health Care Ltd.	1,448	73,437
Ryman Healthcare Ltd.	4,162	32,853
Sonic Healthcare Ltd. (x)	4,536	86,300
Suzuken Co. Ltd.	660	38,689
UnitedHealth Group, Inc.	5,819	1,419,894
Universal Health Services, Inc., Class B	509	66,369
WellCare Health Plans, Inc.*	305	86,946

		7,410,614

Health Care Technology (0.0%)
Cerner Corp.	1,978	144,987
M3, Inc.	4,300	78,530

		223,517

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,937	144,636
Eurofins Scientific SE*	113	49,983
Illumina, Inc.*	909	334,648
IQVIA Holdings, Inc.*	965	155,268
Lonza Group AG (Registered)*	749	252,736
Mettler-Toledo International, Inc.*	151	126,840
PerkinElmer, Inc.	705	67,920
QIAGEN NV*	2,329	94,518
Sartorius Stedim Biotech	289	45,580
Thermo Fisher Scientific, Inc.	2,439	716,286
Waters Corp.*	414	89,109

		2,077,524

Pharmaceuticals (9.3%)
Allergan plc	55,683	9,323,005
Astellas Pharma, Inc.	18,900	269,086
AstraZeneca plc	12,744	1,041,941
Bayer AG (Registered)	98,658	6,836,493
Bristol-Myers Squibb Co.	10,050	455,767
Chugai Pharmaceutical Co. Ltd.	2,300	150,183
Daiichi Sankyo Co. Ltd.	5,700	297,913
Eisai Co. Ltd.	2,500	141,237
Eli Lilly & Co.	5,306	587,852
GlaxoSmithKline plc	49,937	999,840
H Lundbeck A/S	649	25,637
Hisamitsu Pharmaceutical Co., Inc.	500	19,733
Ipsen SA	363	49,532
Johnson & Johnson	16,272	2,266,364
Kyowa Kirin Co. Ltd.	2,600	46,760
Merck & Co., Inc.	15,793	1,324,243
Merck KGaA	32,480	3,396,359
Mitsubishi Tanabe Pharma Corp.	2,200	24,486
Mylan NV*	3,115	59,310
Nektar Therapeutics*	1,062	37,786
Novartis AG (Registered)	68,830	6,289,322
Novo Nordisk A/S, Class B	17,313	882,247
Ono Pharmaceutical Co. Ltd.	3,800	68,094
Orion OYJ, Class B	1,047	38,371
Otsuka Holdings Co. Ltd. (x)	4,000	130,446
Perrigo Co. plc	753	35,858
Pfizer, Inc.	94,336	4,086,636
Recordati SpA	1,060	44,187
Roche Holding AG	30,721	8,643,232
Sanofi	87,327	7,537,827
Santen Pharmaceutical Co. Ltd.	3,900	64,569
Shionogi & Co. Ltd.	2,700	155,491
Sumitomo Dainippon Pharma Co. Ltd.	1,500	28,424

See Notes to Financial Statements.

1431

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Taisho Pharmaceutical Holdings Co. Ltd.	400	$30,682
Takeda Pharmaceutical Co. Ltd.	208,602	7,396,795
Teva Pharmaceutical Industries Ltd. (ADR)*	218,906	2,020,502
UCB SA	1,259	104,393
Vifor Pharma AG (x)	466	67,332
Zoetis, Inc.	2,920	331,391

		65,309,326

Total Health Care		93,074,052

Industrials (8.6%)
Aerospace & Defense (0.9%)
Airbus SE	5,857	830,368
Arconic, Inc.	2,459	63,491
BAE Systems plc	32,151	202,273
Boeing Co. (The)	3,204	1,166,288
Dassault Aviation SA	25	35,932
Elbit Systems Ltd.	227	33,775
General Dynamics Corp.	1,678	305,094
Harris Corp.	719	135,984
Huntington Ingalls Industries, Inc.	266	59,781
L3 Technologies, Inc.	484	118,662
Leonardo SpA	3,972	50,337
Lockheed Martin Corp.	1,512	549,673
Meggitt plc	8,013	53,323
MTU Aero Engines AG	523	124,590
Northrop Grumman Corp.	1,050	339,266
Raytheon Co.	1,696	294,900
Rolls-Royce Holdings plc*	17,161	183,154
Rolls-Royce Holdings plc (Preference) (q)(r)*	1,271,397	1,615
Safran SA	3,292	482,328
Singapore Technologies Engineering Ltd.	15,500	47,428
Textron, Inc.	1,396	74,044
Thales SA	1,066	131,700
TransDigm Group, Inc.*	297	143,689
United Technologies Corp.	4,979	648,266

		6,075,961

Air Freight & Logistics (0.9%)
Bollore SA	8,577	37,841
CH Robinson Worldwide, Inc.	824	69,504
Deutsche Post AG (Registered)	9,949	326,946
Expeditors International of Washington, Inc.	1,047	79,425
FedEx Corp.	1,464	240,374
SG Holdings Co. Ltd.	1,400	39,670
United Parcel Service, Inc., Class B	50,498	5,214,929
Yamato Holdings Co. Ltd.	3,100	62,998

		6,071,687

Airlines (0.1%)
Alaska Air Group, Inc.	750	47,932
American Airlines Group, Inc.	2,437	79,471
ANA Holdings, Inc.	1,200	39,712
Delta Air Lines, Inc.	3,648	207,024
Deutsche Lufthansa AG (Registered)	2,465	42,240
easyJet plc	1,766	21,378
Japan Airlines Co. Ltd.	1,130	36,086
Singapore Airlines Ltd.	5,300	36,313
Southwest Airlines Co.	2,946	149,598
United Continental Holdings, Inc.*	1,366	119,593

		779,347

Building Products (0.6%)
AGC, Inc. (x)	1,800	62,190
Allegion plc	576	63,677
AO Smith Corp.	817	38,530
Assa Abloy AB, Class B	10,081	227,866
Cie de Saint-Gobain	76,029	2,963,162
Daikin Industries Ltd.	2,500	326,137
Fortune Brands Home & Security, Inc.	862	49,246
Geberit AG (Registered)	373	174,235
Johnson Controls International plc	4,873	201,304
Kingspan Group plc	1,518	82,439
LIXIL Group Corp.	2,700	42,673
Masco Corp.	1,796	70,475
TOTO Ltd.	1,500	59,199

		4,361,133

Commercial Services & Supplies (0.2%)
Brambles Ltd.	16,298	147,373
Cintas Corp.	516	122,442
Copart, Inc.*	1,225	91,556
Dai Nippon Printing Co. Ltd.	2,600	55,369
Edenred	2,402	122,527
G4S plc	15,107	39,905
ISS A/S	1,587	47,894
Park24 Co. Ltd. (x)	1,300	30,253
Rentokil Initial plc	18,601	93,899
Republic Services, Inc.	1,314	113,845
Rollins, Inc.	890	31,924
Secom Co. Ltd.	2,100	180,637
Securitas AB, Class B	3,219	56,469
Societe BIC SA	250	19,061
Sohgo Security Services Co. Ltd.	800	36,878
Toppan Printing Co. Ltd.	2,500	37,912
Waste Management, Inc.	2,417	278,849

		1,506,793

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,518	100,528
Bouygues SA	2,242	83,033
CIMIC Group Ltd.	913	28,696
Eiffage SA	785	77,605
Ferrovial SA	4,898	125,370
HOCHTIEF AG	249	30,324
Jacobs Engineering Group, Inc.	693	58,482
JGC Corp.	2,200	30,159
Kajima Corp.	4,500	61,689
Obayashi Corp.	6,800	66,918
Quanta Services, Inc.	893	34,104
Shimizu Corp.	6,000	49,808
Skanska AB, Class B	3,418	61,726
Taisei Corp.	2,000	72,624

See Notes to Financial Statements.

1432

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Vinci SA	5,114	$523,711

		1,404,777

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	18,536	371,973
AMETEK, Inc.	1,385	125,814
Eaton Corp. plc	2,583	215,112
Emerson Electric Co.	3,748	250,067
Fuji Electric Co. Ltd.	1,200	41,349
Legrand SA	2,684	196,242
Melrose Industries plc	48,403	111,167
Mitsubishi Electric Corp.	18,400	242,170
Nidec Corp.	2,200	300,468
Prysmian SpA	2,471	50,997
Rockwell Automation, Inc.	729	119,432
Schneider Electric SE	5,532	501,725
Siemens Gamesa Renewable Energy SA	2,250	37,405
Vestas Wind Systems A/S	22,598	1,951,977

		4,515,898

Industrial Conglomerates (2.1%)
3M Co.	3,537	613,104
CK Hutchison Holdings Ltd.	512,924	5,055,897
DCC plc	951	84,782
General Electric Co.	53,511	561,866
Honeywell International, Inc.	4,472	780,766
Jardine Matheson Holdings Ltd.	2,200	137,654
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	2,100	79,569
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	100	3,813
Keihan Holdings Co. Ltd.	899	39,149
Keppel Corp. Ltd.	14,600	71,867
NWS Holdings Ltd.	15,730	32,339
Roper Technologies, Inc.	632	231,476
Sembcorp Industries Ltd.	9,800	17,456
Siemens AG (Registered)	53,769	6,395,320
Smiths Group plc	4,180	83,076
Toshiba Corp.	5,600	174,261

		14,362,395

Machinery (0.9%)
Alfa Laval AB	3,147	68,659
Alstom SA	1,554	72,096
Amada Holdings Co. Ltd.	3,400	38,253
ANDRITZ AG (x)	706	26,572
Atlas Copco AB, Class A	6,878	219,832
Atlas Copco AB, Class B	3,925	112,600
Caterpillar, Inc.	3,510	478,378
CNH Industrial NV	10,212	104,718
Cummins, Inc.	883	151,293
Daifuku Co. Ltd.	1,100	61,726
Deere & Co.	1,942	321,809
Dover Corp.	884	88,577
Epiroc AB, Class A	6,628	69,005
Epiroc AB, Class B	4,172	41,324
FANUC Corp.	1,900	351,222
Flowserve Corp.	792	41,730
Fortive Corp.	1,796	146,410
GEA Group AG	1,543	43,864
Hino Motors Ltd.	2,800	23,555
Hitachi Construction Machinery Co. Ltd.	1,100	28,588
Hoshizaki Corp.	600	44,632
IHI Corp.	1,600	38,540
Illinois Tool Works, Inc.	1,841	277,641
Ingersoll-Rand plc	1,477	187,092
JTEKT Corp.	2,200	26,649
Kawasaki Heavy Industries Ltd.	1,600	37,590
KION Group AG	637	40,157
Knorr-Bremse AG	486	54,158
Komatsu Ltd.	9,300	224,273
Kone OYJ, Class B	3,409	201,184
Kubota Corp.	10,300	171,293
Kurita Water Industries Ltd.	1,100	27,292
Makita Corp.	2,200	74,683
Metso OYJ	1,041	40,898
Minebea Mitsumi, Inc.	3,800	64,323
MISUMI Group, Inc.	2,900	72,678
Mitsubishi Heavy Industries Ltd.	3,100	134,880
Nabtesco Corp.	1,300	36,101
NGK Insulators Ltd.	2,500	36,428
NSK Ltd.	3,700	32,945
PACCAR, Inc.	2,114	151,489
Parker-Hannifin Corp.	789	134,138
Pentair plc	977	36,344
Sandvik AB	11,355	208,608
Schindler Holding AG	422	93,936
Schindler Holding AG (Registered)	225	49,140
SKF AB, Class B	3,805	69,965
SMC Corp.	500	186,291
Snap-on, Inc.	327	54,164
Spirax-Sarco Engineering plc	740	86,317
Stanley Black & Decker, Inc.	923	133,475
Sumitomo Heavy Industries Ltd.	1,200	41,237
Techtronic Industries Co. Ltd.	14,000	107,173
THK Co. Ltd. (x)	1,300	31,049
Volvo AB, Class B	14,939	237,048
Wabtec Corp. (x)	991	71,114
Wartsila OYJ Abp	4,408	63,932
Weir Group plc (The)	2,627	51,594
Xylem, Inc.	1,095	91,586
Yangzijiang Shipbuilding Holdings Ltd.	23,335	26,388

		6,238,636

Marine (0.5%)
AP Moller – Maersk A/S, Class A	38	44,112
AP Moller – Maersk A/S, Class B	2,706	3,356,452
Kuehne + Nagel International AG (Registered)	554	82,232
Mitsui OSK Lines Ltd.	1,199	28,681
Nippon Yusen KK	1,700	27,262

		3,538,739

Professional Services (0.4%)
Adecco Group AG (Registered)	1,576	94,702
Bureau Veritas SA	2,816	69,549
Equifax, Inc.	736	99,537
Experian plc	9,154	277,143
IHS Markit Ltd.*	2,216	141,203
Intertek Group plc	1,644	114,871

See Notes to Financial Statements.

1433

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nielsen Holdings plc	2,296	$51,890
Persol Holdings Co. Ltd.	2,000	46,951
Randstad NV	1,198	65,796
Recruit Holdings Co. Ltd.	11,900	396,685
RELX plc (London Stock Exchange)	9,246	224,213
RELX plc (Turquoise Stock Exchange)	10,495	253,953
Robert Half International, Inc.	680	38,767
SEEK Ltd.	3,220	47,834
SGS SA (Registered)	54	137,572
Teleperformance	581	116,407
Verisk Analytics, Inc.	997	146,021
Wolters Kluwer NV	2,813	204,778

		2,527,872

Road & Rail (0.5%)
Aurizon Holdings Ltd.	20,020	75,897
Central Japan Railway Co.	1,400	280,221
ComfortDelGro Corp. Ltd.	21,000	41,286
CSX Corp.	4,725	365,573
DSV A/S	1,796	176,367
East Japan Railway Co.	3,097	289,549
Hankyu Hanshin Holdings, Inc.	2,400	85,925
JB Hunt Transport Services, Inc.	506	46,253
Kansas City Southern	606	73,823
Keikyu Corp.	2,199	37,835
Keio Corp.	1,100	72,337
Keisei Electric Railway Co. Ltd.	1,200	43,686
Kintetsu Group Holdings Co. Ltd.	1,700	81,362
Kyushu Railway Co.	1,600	46,598
MTR Corp. Ltd.	15,500	104,369
Nagoya Railroad Co. Ltd. (x)	1,800	49,769
Nippon Express Co. Ltd.	800	42,517
Norfolk Southern Corp.	1,631	325,107
Odakyu Electric Railway Co. Ltd.	3,100	75,822
Seibu Holdings, Inc.	2,200	36,648
Tobu Railway Co. Ltd.	1,900	55,335
Tokyu Corp.	5,000	88,624
Union Pacific Corp.	4,334	732,923
West Japan Railway Co.	1,700	137,432

		3,365,258

Trading Companies & Distributors (0.6%)
AerCap Holdings NV*	1,349	70,162
Ashtead Group plc	4,754	136,082
Brenntag AG	1,554	76,531
Bunzl plc	3,384	89,259
Fastenal Co.	3,490	113,739
Ferguson plc	2,333	165,916
ITOCHU Corp.	13,500	258,004
Marubeni Corp.	16,000	105,811
Mitsubishi Corp.	13,600	358,243
Mitsui & Co. Ltd.	16,600	270,059
MonotaRO Co. Ltd.	1,300	31,664
Sumitomo Corp.	11,800	178,672
Toyota Tsusho Corp.	2,200	66,623
Travis Perkins plc	135,271	2,189,430
United Rentals, Inc.*	485	64,326
WW Grainger, Inc.	275	73,763

		4,248,284

Transportation Infrastructure (0.1%)
Aena SME SA (m)	671	132,990
Aeroports de Paris	286	50,473
Atlantia SpA	5,072	132,130
Auckland International Airport Ltd.	9,980	66,040
Fraport AG Frankfurt Airport Services Worldwide	426	36,621
Getlink SE	4,425	70,896
Japan Airport Terminal Co. Ltd. (x)	600	25,571
Kamigumi Co. Ltd.	1,100	26,017
SATS Ltd.	7,400	28,550
Sydney Airport	10,833	61,147
Transurban Group	26,865	278,005

		908,440

Total Industrials		59,905,220

Information Technology (9.2%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	319	82,819
Cisco Systems, Inc.	26,213	1,434,637
CommScope Holding Co., Inc.*	126,400	1,988,272
F5 Networks, Inc.*	357	51,990
Juniper Networks, Inc.	2,055	54,725
Motorola Solutions, Inc.	1,026	171,065
Nokia OYJ	56,686	281,422
Telefonaktiebolaget LM Ericsson, Class B	30,902	293,175

		4,358,105

Electronic Equipment, Instruments & Components (0.9%)
Alps Alpine Co. Ltd.	2,200	37,056
Amphenol Corp., Class A	1,818	174,419
Corning, Inc.	4,798	159,437
FLIR Systems, Inc.	857	46,364
Halma plc	3,818	97,943
Hamamatsu Photonics KK	1,300	50,582
Hexagon AB, Class B	2,619	145,416
Hirose Electric Co. Ltd.	330	36,791
Hitachi High-Technologies Corp.	600	30,831
Hitachi Ltd.	9,680	354,555
Ingenico Group SA	622	55,012
IPG Photonics Corp.*	215	33,164
Keyence Corp.	880	539,762
Keysight Technologies, Inc.*	1,145	102,832
Knowles Corp.*	199,090	3,645,338
Kyocera Corp.	3,200	208,802
Murata Manufacturing Co. Ltd.	5,700	255,883
Nippon Electric Glass Co. Ltd. (x)	800	20,249
Omron Corp.	2,000	104,253
Shimadzu Corp.	2,400	58,812
TDK Corp.	1,300	100,561
TE Connectivity Ltd.	2,066	197,881
Venture Corp. Ltd.	2,600	31,304
Yaskawa Electric Corp.	2,400	81,473
Yokogawa Electric Corp.	2,400	47,014

		6,615,734

See Notes to Financial Statements.

1434

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.4%)
Accenture plc, Class A	3,912	$722,820
Adyen NV (m)*	102	78,707
Akamai Technologies, Inc.*	995	79,739
Alliance Data Systems Corp.	256	35,873
Amadeus IT Group SA	4,414	349,635
Atos SE	990	82,764
Automatic Data Processing, Inc.	2,683	443,580
Broadridge Financial Solutions, Inc.	705	90,014
Capgemini SE	1,599	198,823
Cognizant Technology Solutions Corp., Class A	3,507	222,309
Computershare Ltd.	4,873	55,456
DXC Technology Co.	1,636	90,225
Fidelity National Information Services, Inc.	2,006	246,096
Fiserv, Inc.*	2,388	217,690
FleetCor Technologies, Inc.*	524	147,165
Fujitsu Ltd.	2,000	139,350
Gartner, Inc.*	547	88,034
Global Payments, Inc.	961	153,885
GMO Payment Gateway, Inc.	400	27,492
International Business Machines Corp.	5,426	748,245
Itochu Techno-Solutions Corp.	1,000	25,618
Jack Henry & Associates, Inc.	471	63,076
Mastercard, Inc., Class A	5,504	1,455,973
Nomura Research Institute Ltd.	3,645	58,386
NTT Data Corp.	6,600	87,845
Obic Co. Ltd.	600	67,894
Otsuka Corp.	1,000	40,208
Paychex, Inc.	1,949	160,383
PayPal Holdings, Inc.*	7,195	823,540
Total System Services, Inc.	993	127,372
VeriSign, Inc.*	642	134,281
Visa, Inc., Class A	10,646	1,847,613
Western Union Co. (The)	2,695	53,604
Wirecard AG	1,181	198,819
Wix.com Ltd.*	454	64,513
Worldline SA (m)*	858	62,441

		9,489,468

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	5,519	167,612
Advantest Corp.	2,000	55,002
Analog Devices, Inc.	2,287	258,134
Applied Materials, Inc.	5,683	255,223
ASM Pacific Technology Ltd.	3,400	34,820
ASML Holding NV	4,280	894,224
Broadcom, Inc.	2,432	700,075
Disco Corp.	200	32,797
Infineon Technologies AG	12,569	222,244
Intel Corp.	27,423	1,312,739
KLA-Tencor Corp.	967	114,299
Lam Research Corp.	906	170,183
Maxim Integrated Products, Inc.	1,667	99,720
Microchip Technology, Inc. (x)	1,445	125,281
Micron Technology, Inc.*	6,706	258,785
NVIDIA Corp.	3,729	612,414
NXP Semiconductors NV	2,972	290,097
Qorvo, Inc.*	702	46,760
QUALCOMM, Inc.	7,444	566,265
Renesas Electronics Corp.*	7,600	37,713
Rohm Co. Ltd.	1,000	67,152
Skyworks Solutions, Inc.	1,061	81,983
STMicroelectronics NV	6,869	121,848
SUMCO Corp. (x)	2,600	30,916
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	68,345	2,677,074
Texas Instruments, Inc.	5,764	661,477
Tokyo Electron Ltd.	1,600	224,384
Xilinx, Inc.	1,544	182,068

		10,301,289

Software (2.8%)
Adobe, Inc.*	2,991	881,298
ANSYS, Inc.*	511	104,663
Autodesk, Inc.*	1,336	217,634
Cadence Design Systems, Inc.*	1,710	121,085
Check Point Software Technologies Ltd.*	1,257	145,322
Citrix Systems, Inc.	763	74,881
CyberArk Software Ltd.*	374	47,812
Dassault Systemes SE	1,315	209,789
Fortinet, Inc.*	884	67,918
Intuit, Inc.	1,598	417,605
Micro Focus International plc	3,446	90,326
Microsoft Corp.	46,923	6,285,805
Nice Ltd.*	622	84,547
Oracle Corp. (Tokyo Stock Exchange)	400	29,198
Oracle Corp. (Turquoise Stock Exchange)	140,687	8,014,938
Red Hat, Inc.*	1,102	206,912
Sage Group plc (The)	10,778	109,829
salesforce.com, Inc.*	4,755	721,476
SAP SE	9,885	1,357,370
Symantec Corp.	3,675	79,968
Synopsys, Inc.*	913	117,494
Temenos Group AG (Registered)*	657	117,543
Trend Micro, Inc.	1,300	57,937

		19,561,350

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	26,766	5,297,527
Brother Industries Ltd.	2,300	43,412
Canon, Inc. (x)	10,100	294,714
FUJIFILM Holdings Corp.	3,600	182,412
Hewlett Packard Enterprise Co.	8,091	120,960
HP, Inc.	9,134	189,896
Konica Minolta, Inc.	4,600	44,756
NEC Corp.	2,500	98,317
NetApp, Inc.	1,497	92,365
Ricoh Co. Ltd.	7,100	70,858
Samsung Electronics Co. Ltd. (GDR) (m)(x)	7,313	7,437,321
Seagate Technology plc	1,563	73,649
Seiko Epson Corp.	2,700	42,698
Western Digital Corp.	1,774	84,354
Xerox Corp.	1,207	42,740

		14,115,979

Total Information Technology		64,441,925

See Notes to Financial Statements.

1435

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.7%)
Chemicals (1.7%)
Air Liquide SA	4,319	$604,315
Air Products & Chemicals, Inc.	1,360	307,863
Air Water, Inc.	1,600	27,365
Akzo Nobel NV	13,319	1,251,586
Albemarle Corp.	609	42,880
Arkema SA	674	62,677
Asahi Kasei Corp.	12,900	137,417
BASF SE	9,238	671,449
Celanese Corp.	777	83,761
CF Industries Holdings, Inc.	1,359	63,479
Chr Hansen Holding A/S	1,057	99,257
Clariant AG (Registered)*	2,171	44,134
Corteva, Inc.*	4,583	135,519
Covestro AG (m)	1,749	88,919
Croda International plc	1,288	83,748
Daicel Corp.	2,600	23,102
Dow, Inc.	4,583	225,988
DuPont de Nemours, Inc.	4,582	343,971
Eastman Chemical Co.	841	65,455
Ecolab, Inc.	1,569	309,783
EMS-Chemie Holding AG (Registered)	81	52,564
Evonik Industries AG	1,669	48,603
FMC Corp.	821	68,102
FUCHS PETROLUB SE (Preference) (q)	618	24,300
Givaudan SA (Registered)	93	262,557
Hitachi Chemical Co. Ltd.	1,000	27,139
Incitec Pivot Ltd.	15,625	37,406
International Flavors & Fragrances, Inc. (x)	618	89,666
Israel Chemicals Ltd.	6,622	34,680
Johnson Matthey plc	1,947	82,313
JSR Corp.	2,000	31,554
Kaneka Corp.	400	15,026
Kansai Paint Co. Ltd.	1,800	37,715
Koninklijke DSM NV	1,825	225,575
Kuraray Co. Ltd. (x)	3,500	41,780
LANXESS AG	873	51,878
Linde plc	3,324	667,459
LyondellBasell Industries NV, Class A	24,336	2,096,060
Mitsubishi Chemical Holdings Corp.	13,100	91,444
Mitsubishi Gas Chemical Co., Inc.	1,600	21,311
Mitsui Chemicals, Inc.	2,000	49,474
Mosaic Co. (The)	2,288	57,269
Nippon Paint Holdings Co. Ltd. (x)	1,500	58,155
Nissan Chemical Corp.	1,300	58,540
Nitto Denko Corp.	1,600	78,905
Novozymes A/S, Class B	2,202	102,684
Orica Ltd.	3,883	55,257
PPG Industries, Inc.	1,439	167,946
Sherwin-Williams Co. (The)	498	228,228
Shin-Etsu Chemical Co. Ltd.	3,700	344,382
Showa Denko KK (x)	1,500	44,103
Sika AG (Registered)	1,283	218,959
Solvay SA	760	78,728
Sumitomo Chemical Co. Ltd.	15,000	69,564
Symrise AG	1,272	122,422
Taiyo Nippon Sanso Corp.	1,300	27,588
Teijin Ltd.	1,700	28,965
Toray Industries, Inc.	14,300	108,654
Tosoh Corp.	2,800	39,345
Umicore SA (x)	1,983	63,587
Yara International ASA	23,095	1,120,306

		11,802,861

Construction Materials (0.4%)
Boral Ltd.	11,108	39,928
CRH plc	8,160	266,207
Fletcher Building Ltd.	9,176	29,897
HeidelbergCement AG	1,497	121,131
Imerys SA	389	20,621
James Hardie Industries plc (CHDI) (x)	4,448	58,395
LafargeHolcim Ltd. (Registered)*	4,883	238,448
Martin Marietta Materials, Inc.	381	87,672
Taiheiyo Cement Corp.	59,300	1,793,053
Vulcan Materials Co.	804	110,397

		2,765,749

Containers & Packaging (0.1%)
Amcor plc (x)*	9,894	113,682
Avery Dennison Corp.	542	62,698
Ball Corp.	2,039	142,710
International Paper Co.	2,441	105,744
Packaging Corp. of America	591	56,334
Sealed Air Corp.	887	37,946
Smurfit Kappa Group plc	2,269	68,656
Toyo Seikan Group Holdings Ltd.	1,600	31,728
Westrock Co.	1,557	56,784

		676,282

Metals & Mining (1.5%)
Alumina Ltd.	24,216	39,612
Anglo American plc	10,598	302,086
Antofagasta plc	3,898	46,018
ArcelorMittal	6,677	119,474
BHP Group Ltd.	29,629	856,171
BHP Group plc	21,243	543,598
BlueScope Steel Ltd.	5,365	45,386
Boliden AB	2,969	75,918
Evraz plc	5,080	42,914
Fortescue Metals Group Ltd.	13,936	88,250
Freeport-McMoRan, Inc.	8,957	103,991
Fresnillo plc	2,527	27,926
Glencore plc*	111,907	388,475
Hitachi Metals Ltd.	2,300	25,962
JFE Holdings, Inc.	5,000	73,390
Kobe Steel Ltd.	3,000	19,617
Maruichi Steel Tube Ltd.	600	16,656
Mitsubishi Materials Corp.	1,200	34,114
Newcrest Mining Ltd.	7,727	173,320
Newmont Goldcorp Corp.	4,983	191,696
Nippon Steel Corp.	8,105	138,999
Norsk Hydro ASA	13,513	48,315
Nucor Corp.	1,862	102,596
Rio Tinto Ltd.	3,734	272,002
Rio Tinto plc	11,465	710,600

See Notes to Financial Statements.

1436

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
South32 Ltd. (x)	50,815	$113,445
Sumitomo Metal Mining Co. Ltd.	58,699	1,752,558
thyssenkrupp AG	4,070	59,354
voestalpine AG (x)	1,199	37,043
Wheaton Precious Metals Corp.	152,293	3,683,036

		10,132,522

Paper & Forest Products (0.0%)
Mondi plc	3,694	83,973
Oji Holdings Corp.	9,000	51,922
Stora Enso OYJ, Class R	5,987	70,359
UPM-Kymmene OYJ	5,368	142,649

		348,903

Total Materials		25,726,317

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)	687	96,929
American Tower Corp. (REIT)	2,711	554,264
Apartment Investment & Management Co. (REIT), Class A	881	44,156
Ascendas REIT (REIT)	24,617	56,766
AvalonBay Communities, Inc. (REIT)	867	176,157
Boston Properties, Inc. (REIT)	942	121,518
British Land Co. plc (The) (REIT)	9,112	62,303
CapitaLand Commercial Trust (REIT)	27,516	44,131
CapitaLand Mall Trust (REIT)	23,400	45,486
Covivio (REIT)	476	49,823
Crown Castle International Corp. (REIT)	2,567	334,608
Daiwa House REIT Investment Corp. (REIT)	17	41,012
Dexus (REIT)	10,547	96,111
Digital Realty Trust, Inc. (REIT)	1,267	149,240
Duke Realty Corp. (REIT)	2,289	72,355
Equinix, Inc. (REIT)	517	260,718
Equity Residential (REIT)	2,256	171,276
Essex Property Trust, Inc. (REIT)	401	117,064
Extra Space Storage, Inc. (REIT)	776	82,334
Federal Realty Investment Trust (REIT)	453	58,328
Gecina SA (REIT)	460	68,835
Goodman Group (REIT)	16,353	172,554
GPT Group (The) (REIT)	18,823	81,270
HCP, Inc. (REIT)	2,913	93,158
Host Hotels & Resorts, Inc. (REIT)	4,515	82,263
Icade (REIT) (x)	300	27,495
Iron Mountain, Inc. (REIT)	1,716	53,711
Japan Prime Realty Investment Corp. (REIT)	9	38,983
Japan Real Estate Investment Corp. (REIT)	13	79,098
Japan Retail Fund Investment Corp. (REIT)	26	52,572
Kimco Realty Corp. (REIT)	2,577	47,623
Klepierre SA (REIT)	2,023	67,814
Land Securities Group plc (REIT)	7,085	74,968
Link REIT (REIT)	21,000	258,074
Macerich Co. (The) (REIT)	565	18,922
Mid-America Apartment Communities, Inc. (REIT)	694	81,725
Mirvac Group (REIT)	36,761	80,779
Nippon Building Fund, Inc. (REIT) (x)	13	88,986
Nippon Prologis REIT, Inc. (REIT)	18	41,555
Nomura Real Estate Master Fund, Inc. (REIT)	39	59,939
Prologis, Inc. (REIT)	3,900	312,390
Public Storage (REIT)	915	217,926
Realty Income Corp. (REIT)	1,928	132,974
Regency Centers Corp. (REIT)	1,016	67,808
SBA Communications Corp. (REIT)*	707	158,962
Scentre Group (REIT)	54,631	147,278
Segro plc (REIT)	10,935	101,402
Simon Property Group, Inc. (REIT)	1,884	300,988
SL Green Realty Corp. (REIT)	501	40,265
Stockland (REIT)	24,196	70,835
Suntec REIT (REIT)	21,000	30,111
UDR, Inc. (REIT)	1,772	79,545
Unibail-Rodamco-Westfield (REIT)	1,391	208,390
United Urban Investment Corp. (REIT)	27	45,227
Ventas, Inc. (REIT)	2,262	154,608
Vicinity Centres (REIT)	32,760	56,348
Vornado Realty Trust (REIT)	1,055	67,626
Welltower, Inc. (REIT)	2,480	202,194
Weyerhaeuser Co. (REIT)	4,552	119,900

		6,719,680

Real Estate Management & Development (1.4%)
Aeon Mall Co. Ltd.	1,070	16,097
Aroundtown SA	8,074	66,525
Azrieli Group Ltd.	437	29,266
CapitaLand Ltd.	25,900	67,574
CBRE Group, Inc., Class A*	1,905	97,726
City Developments Ltd.	4,500	31,497
CK Asset Holdings Ltd.	53,164	416,168
Daito Trust Construction Co. Ltd.	700	89,176
Daiwa House Industry Co. Ltd.	5,700	166,059
Deutsche Wohnen SE	3,591	131,769
Hang Lung Properties Ltd.	22,000	52,327
Henderson Land Development Co. Ltd.	14,105	77,732
Hongkong Land Holdings Ltd.	11,500	73,738
Hulic Co. Ltd. (x)	2,700	21,687
Hysan Development Co. Ltd.	6,000	30,992
Jones Lang LaSalle, Inc.	21,960	3,089,552
Kerry Properties Ltd.	7,000	29,392
Lendlease Group (x)	5,671	51,757
Mitsubishi Estate Co. Ltd.	11,900	221,300
Mitsui Fudosan Co. Ltd.	166,200	4,027,246
New World Development Co. Ltd.	61,127	95,622

See Notes to Financial Statements.

1437

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Real Estate Holdings, Inc.	1,300	$27,926
Sino Land Co. Ltd.	30,997	51,981
Sumitomo Realty & Development Co. Ltd.	3,400	121,349
Sun Hung Kai Properties Ltd.	16,000	271,388
Swire Pacific Ltd., Class A	5,000	61,446
Swire Properties Ltd.	11,800	47,658
Swiss Prime Site AG (Registered)*	725	63,313
Tokyu Fudosan Holdings Corp.	5,700	31,457
UOL Group Ltd.	5,176	28,883
Vonovia SE	4,950	236,403
Wharf Holdings Ltd. (The)	12,400	32,858
Wharf Real Estate Investment Co. Ltd.	12,400	87,384
Wheelock & Co. Ltd.	8,000	57,350

		10,002,598

Total Real Estate		16,722,278

Utilities (2.9%)
Electric Utilities (0.8%)
Alliant Energy Corp.	1,438	70,577
American Electric Power Co., Inc.	3,008	264,734
AusNet Services	19,264	25,359
Chubu Electric Power Co., Inc.	6,100	85,518
Chugoku Electric Power Co., Inc. (The) (x)	3,000	37,787
CK Infrastructure Holdings Ltd.	6,500	53,004
CLP Holdings Ltd.	16,500	182,073
Duke Energy Corp.	4,485	395,756
Edison International	1,987	133,944
EDP – Energias de Portugal SA	25,744	97,832
Electricite de France SA	6,147	77,481
Endesa SA	3,195	82,143
Enel SpA	81,805	571,146
Entergy Corp.	1,156	118,987
Evergy, Inc.	1,477	88,842
Eversource Energy	1,992	150,914
Exelon Corp.	6,003	287,784
FirstEnergy Corp.	3,071	131,469
Fortum OYJ	4,516	99,802
HK Electric Investments & HK Electric Investments Ltd. (m)	26,000	26,627
Iberdrola SA	59,024	588,340
Kansai Electric Power Co., Inc. (The)	7,400	84,731
Kyushu Electric Power Co., Inc.	3,800	37,290
NextEra Energy, Inc.	2,938	601,879
Orsted A/S (m)	1,903	164,552
Pinnacle West Capital Corp.	681	64,075
Power Assets Holdings Ltd.	13,500	97,124
PPL Corp.	4,396	136,320
Red Electrica Corp. SA	4,403	91,697
Southern Co. (The)	6,390	353,239
SSE plc	10,325	147,119
Terna Rete Elettrica Nazionale SpA	14,151	90,110
Tohoku Electric Power Co., Inc.	4,600	46,463
Tokyo Electric Power Co. Holdings, Inc.*	14,600	76,104
Verbund AG	711	37,190
Xcel Energy, Inc.	3,136	186,561

		5,784,573

Gas Utilities (0.1%)
APA Group	11,867	89,977
Atmos Energy Corp.	713	75,264
Hong Kong & China Gas Co. Ltd.	102,568	227,413
Naturgy Energy Group SA	3,019	83,179
Osaka Gas Co. Ltd.	3,800	66,156
Toho Gas Co. Ltd.	700	25,743
Tokyo Gas Co. Ltd.	4,000	94,143

		661,875

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	4,021	67,392
Electric Power Development Co. Ltd. (x)	1,600	36,329
Meridian Energy Ltd.	12,587	40,166
NRG Energy, Inc.	1,636	57,456
Uniper SE	2,016	61,046

		262,389

Multi-Utilities (1.9%)
AGL Energy Ltd.	6,721	94,417
Ameren Corp.	1,492	112,064
CenterPoint Energy, Inc.	3,056	87,493
Centrica plc	56,603	63,099
CMS Energy Corp.	1,728	100,068
Consolidated Edison, Inc.	2,009	176,149
Dominion Energy, Inc.	4,933	381,420
DTE Energy Co.	1,144	146,295
E.ON SE	376,955	4,093,898
Engie SA	18,370	278,653
Innogy SE	1,451	62,120
National Grid plc	34,299	364,058
NiSource, Inc.	2,271	65,405
Public Service Enterprise Group, Inc.	3,082	181,283
RWE AG	5,508	135,722
Sempra Energy	1,671	229,662
Suez	3,437	49,595
Veolia Environnement SA	259,413	6,318,440
WEC Energy Group, Inc.	1,924	160,404

		13,100,245

Water Utilities (0.0%)
American Water Works Co., Inc.	1,102	127,832
Severn Trent plc	2,385	62,030
United Utilities Group plc	7,020	69,787

		259,649

Total Utilities		20,068,731

Total Common Stocks (87.4%) (Cost $484,614,958)		610,507,370

See Notes to Financial Statements.

1438

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Repsol SA, expiring 7/4/19*	14,111	$7,827

Total Energy		7,827

Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/8/19*	2,518	3,951

Total Industrials		3,951

Total Rights (0.0%) (Cost $12,006)		11,778

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, IM Shares	12,930,218	12,935,390

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $800,173, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $816,000. (xx)	$800,000	800,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $100,023, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $102,001. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $1,000,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $4,955,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $5,054,104. (xx)	4,953,971	4,953,971
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $200,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $204,807. (xx)	200,000	200,000

Total Repurchase Agreements		7,053,971

Total Short-Term Investments (2.9%) (Cost $19,987,497)		19,989,361

Total Investments in Securities (90.3%) (Cost $504,614,461)		630,508,509
Other Assets Less Liabilities (9.7%)		68,080,271

Net Assets (100%)		$698,588,780

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $8,636,873 or 1.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $15,715,671. This was collateralized by $10,044,972 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/2/19 - 2/15/49 and by cash of $7,053,971 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Denmark Krone
EUR	—	European Currency Unit
FDR	—	Finnish Depositary Receipt
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
ILS	—	Israeli Sheqel
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
NOK	—	Norwegian Krone
NVDR	—	Non-Voting Depositary Receipt
NZD	—	New Zealand Dollar
SDR	—	Swedish Depositary Receipt
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TWD	—	New Taiwan Dollar
USD	—	United States Dollar

See Notes to Financial Statements.

1439

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	1.6%
Austria	0.0	#
Belgium	0.2
Canada	0.8
Chile	0.0	#
China	1.9
Colombia	0.0	#
Denmark	1.1
Finland	0.2
France	6.7
Germany	4.5
Hong Kong	1.4
India	0.7
Ireland	0.3
Israel	0.4
Italy	0.8
Japan	9.1
Luxembourg	1.0
Macau	0.1
Malta	0.0	#
Mexico	0.0	#
Netherlands	3.6
New Zealand	0.1
Norway	0.3
Portugal	0.0	#
Russia	0.0	#
Singapore	1.1
South Africa	0.1
South Korea	1.7
Spain	1.1
Sweden	0.5
Switzerland	4.1
Taiwan	0.4
Thailand	0.5
United Arab Emirates	0.0	#
United Kingdom	7.1
United States	38.9
Cash and Other	9.7

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	19,512	436,191	—	(18,180)	(310)	94,820	512,521	25,765	—
BlackRock, Inc.	729	328,005	—	(45,087)	23,628	35,574	342,120	5,049	—
PNC Financial Services Group, Inc. (The)	2,767	367,331	—	(47,596)	33,130	26,989	379,854	5,643	—

Total		1,131,527	—	(110,863)	56,448	157,383	1,234,495	36,457	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	376	9/2019	EUR	14,818,868	404,161
FTSE 100 Index	97	9/2019	GBP	9,077,513	108,595
S&P 500 E-Mini Index	241	9/2019	USD	35,477,610	572,547
SPI 200 Index	32	9/2019	AUD	3,683,797	50,220
TOPIX Index	64	9/2019	JPY	9,206,882	(29,877)

					1,105,646

See Notes to Financial Statements.

1440

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	355,574	USD	245,251	HSBC Bank plc	9/20/2019	4,989
EUR	82,384	USD	93,040	Citibank NA	9/20/2019	1,242
EUR	985,330	USD	1,114,343	HSBC Bank plc	9/20/2019	13,291
GBP	537,001	USD	679,929	HSBC Bank plc	9/20/2019	4,517
JPY	67,012,748	USD	622,421	HSBC Bank plc	9/20/2019	2,856

Total unrealized appreciation						26,895

JPY	9,765,402	USD	90,582	Goldman Sachs Bank USA	7/3/2019	(6)
USD	132,850	EUR	117,726	Citibank NA	9/20/2019	(1,878)

Total unrealized depreciation						(1,884)

Net unrealized appreciation						25,011

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 3,358,467, CHF 12,491, DKK 318, EUR 13,408,290, GBP 8,355,214, HKD 17,393, ILS 11,181, JPY 8,407,223, KRW 3, NOK 2,814, NZD 283, SEK 2,030, SGD 13,400 and TWD 1.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$29,187,417	$36,957,190	$—		$66,144,607
Consumer Discretionary	18,218,185	23,835,909	—		42,054,094
Consumer Staples	33,758,553	23,985,253	—		57,743,806
Energy	17,940,674	34,446,146	—		52,386,820
Financials	39,184,400	73,055,120	—	(a)	112,239,520
Health Care	43,121,677	49,952,375	—		93,074,052
Industrials	19,084,609	40,818,996	1,615		59,905,220
Information Technology	48,145,464	16,296,461	—		64,441,925
Materials	9,808,715	15,917,602	—		25,726,317
Real Estate	7,732,551	8,989,727	—		16,722,278
Utilities	4,953,268	15,115,463	—		20,068,731
Forward Currency Contracts	—	26,895	—		26,895
Futures	1,135,523	—	—		1,135,523
Rights
Energy	—	7,827	—		7,827
Industrials	—	3,951	—		3,951
Short-Term Investments
Investment Company	12,935,390	—	—		12,935,390
Repurchase Agreements	—	7,053,971	—		7,053,971

Total Assets	$285,206,426	$346,462,886	$1,615		$631,670,927

Liabilities:
Forward Currency Contracts	$—	$(1,884)	$—		$(1,884)
Futures	(29,877)	—	—		(29,877)

Total Liabilities	$(29,877)	$(1,884)	$—		$(31,761)

Total	$285,176,549	$346,461,002	$1,615		$631,639,166

(a) Value is zero.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$26,895
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,135,523	*

Total		$1,162,418

	Liability Derivatives
Foreign exchange contracts	Payables	(1,884)
Equity contracts	Payables, Net assets – Unrealized depreciation	(29,877	)*

Total		$(31,761)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(18,254)	$(18,254)
Equity contracts	6,190,614	—	6,190,614

Total	$6,190,614	$(18,254)	$6,172,360

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,493)	$(1,493)
Equity contracts	2,709,515	—	2,709,515

Total	$2,709,515	$(1,493)	$2,708,022

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $2,760,000 and futures contracts with an average notional balance of approximately $66,889,000 respectively, during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$1,242	$(1,242)	$—	$—
HSBC Bank plc	25,653	—	—	25,653

Total	$26,895	$(1,242)	$—	$25,653

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$1,878	$(1,242)	$—	$636
Goldman Sachs Bank USA	6	—	—	6

Total	$1,884	$(1,242)	$—	$642

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,123,285
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$74,777,190

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,854,968
Aggregate gross unrealized depreciation	(65,434,078)

Net unrealized appreciation	$126,420,890

Federal income tax cost of investments in securities and derivative instruments, if applicable	$505,218,276

See Notes to Financial Statements.

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EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $738,376)	$1,234,495
Unaffiliated Issuers (Cost $496,822,114)	622,220,043
Repurchase Agreements (Cost $7,053,971)	7,053,971
Cash	36,212,656
Foreign cash (Cost $35,004,579)	33,589,108
Cash held as collateral at broker for futures	3,405,360
Dividends, interest and other receivables	1,670,727
Receivable for securities sold	1,233,297
Due from broker for futures variation margin	451,496
Receivable for Portfolio shares sold	79,731
Unrealized appreciation on forward foreign currency contracts	26,896
Securities lending income receivable	9,426
Other assets	17,889

Total assets	707,205,095

LIABILITIES
Payable for return of collateral on securities loaned	7,053,971
Payable for securities purchased	615,894
Investment management fees payable	375,479
Payable for Portfolio shares redeemed	234,349
Accrued India taxes	77,581
Administrative fees payable	68,747
Distribution fees payable – Class IB	61,944
Unrealized depreciation on forward foreign currency contracts	1,885
Distribution fees payable – Class IA	510
Trustees’ fees payable	322
Accrued expenses	125,633

Total liabilities	8,616,315

NET ASSETS	$698,588,780

Net assets were comprised of:
Paid in capital	$547,776,075
Total distributable earnings (loss)	150,812,705

Net assets	$698,588,780

Class IA
Net asset value, offering and redemption price per share, $2,543,351 / 213,119 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.93

Class IB
Net asset value, offering and redemption price per share, $307,641,940 / 25,774,327 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.94

Class K
Net asset value, offering and redemption price per share, $388,403,489 / 32,516,512 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.94

(x)	Includes value of securities on loan of $15,715,671.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($36,457 of dividend income received from affiliates) (net of $912,121 foreign withholding tax)	$11,877,567
Interest	362,144
Securities lending (net)	83,924

Total income	12,323,635

EXPENSES
Investment management fees	2,413,956
Administrative fees	426,445
Distribution fees – Class IB	380,536
Custodian fees	108,092
Professional fees	36,047
Printing and mailing expenses	32,095
Trustees’ fees	10,533
Distribution fees – Class IA	3,147
Miscellaneous	35,078

Gross expenses	3,445,929
Less: Waiver from investment manager	(128,949)

Net expenses	3,316,980

NET INVESTMENT INCOME (LOSS)	9,006,655

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($56,448 of realized gain (loss) from affiliates)	24,524,908
Futures contracts	6,190,614
Forward foreign currency contracts	(18,254)
Foreign currency transactions	21,359

Net realized gain (loss)	30,718,627

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $77,581 on unrealized appreciation on investments) ($157,383 of change in unrealized appreciation (depreciation) from affiliates)	36,105,914
Futures contracts	2,709,515
Forward foreign currency contracts	(1,493)
Foreign currency translations	37,096

Net change in unrealized appreciation (depreciation)	38,851,032

NET REALIZED AND UNREALIZED GAIN (LOSS)	69,569,659

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,576,314

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,006,655	$11,532,220
Net realized gain (loss)	30,718,627	67,516,799
Net change in unrealized appreciation (depreciation)	38,851,032	(169,721,978)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	78,576,314	(90,672,959)

Distributions to shareholders:
Class IA	—	(348,518)
Class IB	—	(41,924,823)
Class K	—	(52,108,799)

Total distributions to shareholders	—	(94,382,140)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,903 and 3,695 shares, respectively ]	22,190	50,984
Capital shares issued in reinvestment of dividends and distributions [ 0 and 30,782 shares, respectively ]	—	348,518
Capital shares repurchased [ (18,812) and (37,698) shares, respectively ]	(215,926)	(525,710)

Total Class IA transactions	(193,736)	(126,208)

Class IB
Capital shares sold [ 510,802 and 1,164,624 shares, respectively ]	5,897,640	16,166,763
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,702,739 shares, respectively ]	—	41,924,823
Capital shares repurchased [ (1,980,034) and (4,083,850) shares, respectively ]	(22,867,947)	(55,127,119)

Total Class IB transactions	(16,970,307)	2,964,467

Class K
Capital shares sold [ 975,978 and 687,201 shares, respectively ]	11,161,367	8,872,603
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,605,644 shares, respectively ]	—	52,108,799
Capital shares repurchased [ (2,239,156) and (5,007,585) shares, respectively ]	(25,975,021)	(68,911,661)

Total Class K transactions	(14,813,654)	(7,930,259)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(31,977,697)	(5,092,000)

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,598,617	(190,147,099)
NET ASSETS:
Beginning of period	651,990,163	842,137,262

End of period	$698,588,780	$651,990,163

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.65	$13.99	$11.69	$11.18	$11.49	$11.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.18	0.17	0.16	0.12	0.17
Net realized and unrealized gain (loss)	1.14	(1.79)	2.32	0.43	(0.43)	(0.04)

Total from investment operations	1.28	(1.61)	2.49	0.59	(0.31)	0.13

Less distributions:
Dividends from net investment income	—	(0.40)	(0.19)	(0.08)	— #	(0.16)
Distributions from net realized gains	—	(1.33)	—	—	—	—

Total dividends and distributions	—	(1.73)	(0.19)	(0.08)	— #	(0.16)

Net asset value, end of period	$11.93	$10.65	$13.99	$11.69	$11.18	$11.49

Total return (b)	12.02%	(12.16)%	21.30%	5.26%	(2.68)%	1.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,543	$2,449	$3,263	$3,005	$3,279	$3,814
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.12%	1.13%	1.13%	1.12%	1.13%
Before waivers and reimbursements (a)(f)	1.14%	1.12%	1.13%	1.13%	1.12%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.46%	1.34%	1.27%	1.48%	1.04%	1.44%
Before waivers and reimbursements (a)(f)	2.42%	1.34%	1.27%	1.47%	1.04%	1.44%
Portfolio turnover rate (z)^	7%	18%	10%	13%	13%	15%

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.65	$13.99	$11.69	$11.18	$11.49	$11.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.18	0.17	0.16	0.12	0.17
Net realized and unrealized gain (loss)	1.15	(1.79)	2.32	0.43	(0.43)	(0.05)

Total from investment operations	1.29	(1.61)	2.49	0.59	(0.31)	0.12

Less distributions:
Dividends from net investment income	—	(0.40)	(0.19)	(0.08)	— #	(0.16)
Distributions from net realized gains	—	(1.33)	—	—	—	—

Total dividends and distributions	—	(1.73)	(0.19)	(0.08)	— #	(0.16)

Net asset value, end of period	$11.94	$10.65	$13.99	$11.69	$11.18	$11.49

Total return (b)	12.11%	(12.16)%	21.30%	5.26%	(2.68)%	1.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$307,642	$290,065	$370,269	$327,678	$348,348	$369,694
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.12%	1.13%	1.13%	1.12%	1.13%
Before waivers and reimbursements (a)(f)	1.14%	1.12%	1.13%	1.13%	1.12%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.47%	1.34%	1.28%	1.48%	1.04%	1.44%
Before waivers and reimbursements (a)(f)	2.43%	1.34%	1.28%	1.47%	1.04%	1.44%
Portfolio turnover rate (z)^	7%	18%	10%	13%	13%	15%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.64	$13.99	$11.69	$11.18	$11.48	$11.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.22	0.20	0.19	0.15	0.20
Net realized and unrealized gain (loss)	1.14	(1.81)	2.32	0.43	(0.42)	(0.05)

Total from investment operations	1.30	(1.59)	2.52	0.62	(0.27)	0.15

Less distributions:
Dividends from net investment income	—	(0.43)	(0.22)	(0.11)	(0.03)	(0.19)
Distributions from net realized gains	—	(1.33)	—	—	—	—

Total dividends and distributions	—	(1.76)	(0.22)	(0.11)	(0.03)	(0.19)

Net asset value, end of period	$11.94	$10.64	$13.99	$11.69	$11.18	$11.48

Total return (b)	12.22%	(12.00)%	21.58%	5.53%	(2.35)%	1.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$388,403	$359,476	$468,605	$439,067	$449,565	$514,637
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.87%	0.88%	0.88%	0.87%	0.88%
Before waivers and reimbursements (a)(f)	0.89%	0.88%	0.88%	0.88%	0.87%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.72%	1.59%	1.54%	1.72%	1.29%	1.69%
Before waivers and reimbursements (a)(f)	2.69%	1.58%	1.54%	1.71%	1.29%	1.69%
Portfolio turnover rate (z)^	7%	18%	10%	13%	13%	15%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1447

EQ/UBS GROWTH AND INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	17.9%
Information Technology	17.2
Health Care	12.4
Industrials	11.8
Communication Services	10.1
Consumer Discretionary	8.9
Energy	4.8
Consumer Staples	4.7
Materials	4.2
Real Estate	3.9
Investment Company	1.7
Repurchase Agreements	0.0 #
Cash and Other	2.4

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IB
Actual	$1,000.00	$1,242.86	$5.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

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EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.1%)
Entertainment (6.0%)
Activision Blizzard, Inc.	28,598	$1,349,825
Electronic Arts, Inc.*	8,322	842,686
Take-Two Interactive Software, Inc.*	6,680	758,380
Walt Disney Co. (The)	23,081	3,223,031

		6,173,922

Interactive Media & Services (2.8%)
Facebook, Inc., Class A*	15,160	2,925,880

Wireless Telecommunication Services (1.3%)
T-Mobile US, Inc.*	17,978	1,332,889

Total Communication Services		10,432,691

Consumer Discretionary (8.9%)
Auto Components (1.3%)
Aptiv plc	16,647	1,345,577

Distributors (1.1%)
LKQ Corp.*	41,823	1,112,910

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	23,096	1,075,119

Internet & Direct Marketing Retail (4.3%)
Amazon.com, Inc.*	2,321	4,395,115

Specialty Retail (1.2%)
TJX Cos., Inc. (The)	24,109	1,274,884

Total Consumer Discretionary		9,203,605

Consumer Staples (4.7%)
Food Products (1.7%)
Mondelez International, Inc., Class A	32,078	1,729,004

Tobacco (3.0%)
Philip Morris International, Inc.	39,847	3,129,185

Total Consumer Staples		4,858,189

Energy (4.8%)
Oil, Gas & Consumable Fuels (4.8%)
Apache Corp.	54,139	1,568,407
Concho Resources, Inc.	15,906	1,641,181
Hess Corp.	27,904	1,773,857

Total Energy		4,983,445

Financials (17.9%)
Banks (5.6%)
JPMorgan Chase & Co.	29,420	3,289,156
Wells Fargo & Co.	51,815	2,451,886

		5,741,042

Capital Markets (2.0%)
Ameriprise Financial, Inc.	14,112	2,048,498

Consumer Finance (4.7%)
American Express Co.	14,822	1,829,627
Synchrony Financial	87,428	3,031,129

		4,860,756

Insurance (5.6%)
Marsh & McLennan Cos., Inc.	35,653	3,556,387
MetLife, Inc.	44,263	2,198,543

		5,754,930

Total Financials		18,405,226

Health Care (12.4%)
Biotechnology (3.8%)
Alnylam Pharmaceuticals, Inc.*	4,492	325,940
Coherus Biosciences, Inc.*	22,008	486,377
Cyclerion Therapeutics, Inc.*	7,051	80,734
Incyte Corp.*	18,646	1,584,164
Ironwood Pharmaceuticals, Inc. (x)*	128,210	1,402,617

		3,879,832

Health Care Equipment & Supplies (0.4%)
LivaNova plc*	5,900	424,564

Health Care Providers & Services (4.3%)
Laboratory Corp. of America Holdings*	9,416	1,628,026
UnitedHealth Group, Inc.	11,696	2,853,941

		4,481,967

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	3,972	1,241,608

Pharmaceuticals (2.7%)
Johnson & Johnson	19,662	2,738,523

Total Health Care		12,766,494

Industrials (11.8%)
Aerospace & Defense (1.9%)
Spirit AeroSystems Holdings, Inc., Class A	24,147	1,964,841

Airlines (2.3%)
Delta Air Lines, Inc.	42,194	2,394,510

Building Products (2.5%)
Allegion plc	10,800	1,193,940
Masco Corp.	35,956	1,410,913

		2,604,853

Commercial Services & Supplies (1.6%)
MSA Safety, Inc.	10,257	1,080,985
Stericycle, Inc.*	11,481	548,218

		1,629,203

Machinery (3.5%)
AGCO Corp.	22,492	1,744,705
Gardner Denver Holdings, Inc.*	53,490	1,850,754

		3,595,459

Total Industrials		12,188,866

Information Technology (17.2%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	2,562	665,147

Electronic Equipment, Instruments & Components (1.4%)
IPG Photonics Corp.*	9,140	1,409,845

See Notes to Financial Statements.

1449

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (2.8%)
GoDaddy, Inc., Class A*	9,008	$631,911
Visa, Inc., Class A	13,073	2,268,819

		2,900,730

Semiconductors & Semiconductor Equipment (7.9%)
Cree, Inc.*	10,624	596,856
KLA-Tencor Corp.	6,413	758,017
Micron Technology, Inc.*	51,948	2,004,673
Monolithic Power Systems, Inc.	4,930	669,395
NXP Semiconductors NV	13,705	1,337,745
ON Semiconductor Corp.*	32,822	663,333
Qorvo, Inc.*	10,202	679,555
Skyworks Solutions, Inc.	9,399	726,261
Teradyne, Inc.	14,893	713,524

		8,149,359

Software (2.4%)
LogMeIn, Inc.	8,708	641,605
Palo Alto Networks, Inc.*	3,422	697,267
salesforce.com, Inc.*	7,201	1,092,608

		2,431,480

Technology Hardware, Storage & Peripherals (2.1%)
NetApp, Inc.	10,693	659,758
Western Digital Corp.	31,058	1,476,808

		2,136,566

Total Information Technology		17,693,127

Materials (4.2%)
Chemicals (2.7%)
CF Industries Holdings, Inc.	27,934	1,304,797
Westlake Chemical Corp.	21,506	1,493,807

		2,798,604

Metals & Mining (1.5%)
Steel Dynamics, Inc.	48,847	1,475,179

Total Materials		4,273,783

Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.9%)
Digital Realty Trust, Inc. (REIT)	14,112	1,662,252
Simon Property Group, Inc. (REIT)	14,902	2,380,744

Total Real Estate		4,042,996

Total Common Stocks (95.9%) (Cost $78,691,483)		98,848,422

SHORT-TERM INVESTMENTS:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,735,643	1,736,337

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $12,258, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $12,500. (xx)	$12,255	12,255
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $1,471, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $1,500. (xx)	1,471	1,471
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $9,901, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $10,099. (xx)	9,899	9,899

Total Repurchase Agreements		23,625

Total Short-Term Investments (1.7%) (Cost $1,759,962)		1,759,962

Total Investments in Securities (97.6%) (Cost $80,451,445)		100,608,384
Other Assets Less Liabilities (2.4%)		2,519,559

Net Assets (100%)		$103,127,943

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $22,974. This was collateralized by cash of $23,625 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$10,432,691	$—	$—	$10,432,691
Consumer Discretionary	9,203,605	—	—	9,203,605
Consumer Staples	4,858,189	—	—	4,858,189
Energy	4,983,445	—	—	4,983,445
Financials	18,405,226	—	—	18,405,226
Health Care	12,766,494	—	—	12,766,494
Industrials	12,188,866	—	—	12,188,866
Information Technology	17,693,127	—	—	17,693,127
Materials	4,273,783	—	—	4,273,783
Real Estate	4,042,996	—	—	4,042,996
Short-Term Investments
Investment Company	1,736,337	—	—	1,736,337
Repurchase Agreements	—	23,625	—	23,625

Total Assets	$100,584,759	$23,625	$—	$100,608,384

Total Liabilities	$—	$—	$—	$—

Total	$100,584,759	$23,625	$—	$100,608,384

The Portfolio held no derivatives contracts during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$34,112,400
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$40,898,428

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,026,816
Aggregate gross unrealized depreciation	(2,908,965)

Net unrealized appreciation	$20,117,851

Federal income tax cost of investments in securities and derivative instruments, if applicable	$80,490,533

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $80,427,820)	$100,584,759
Repurchase Agreements (Cost $23,625)	23,625
Cash	2,856,537
Dividends, interest and other receivables	93,584
Receivable for Portfolio shares sold	26,183
Securities lending income receivable	148
Other assets	1,105

Total assets	103,585,941

LIABILITIES
Payable for securities purchased	287,935
Investment management fees payable	49,490
Payable for Portfolio shares redeemed	29,682
Payable for return of collateral on securities loaned	23,625
Distribution fees payable – Class IB	20,491
Administrative fees payable	7,809
Accrued expenses	38,966

Total liabilities	457,998

NET ASSETS	$103,127,943

Net assets were comprised of:
Paid in capital	$80,955,320
Total distributable earnings (loss)	22,172,623

Net assets	$103,127,943

Class IB
Net asset value, offering and redemption price per share, $103,127,943 / 10,774,985 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.57

(x)	Includes value of securities on loan of $22,974.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,189 foreign withholding tax)	$757,686
Interest	10,426
Securities lending (net)	1,174

Total income	769,286

EXPENSES
Investment management fees	366,686
Distribution fees – Class IB	122,229
Administrative fees	46,807
Professional fees	23,981
Custodian fees	12,397
Printing and mailing expenses	11,970
Trustees’ fees	1,468
Miscellaneous	827

Gross expenses	586,365
Less: Waiver from investment manager	(72,412)

Net expenses	513,953

NET INVESTMENT INCOME (LOSS)	255,333

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,368,333
Net change in unrealized appreciation (depreciation) on investments in securities	18,914,485

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,282,818

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,538,151

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$255,333	$362,148
Net realized gain (loss)	1,368,333	10,121,991
Net change in unrealized appreciation (depreciation)	18,914,485	(23,577,361)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,538,151	(13,093,222)

Distributions to shareholders:
Class IB	—	(11,518,663)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 483,226 and 838,128 shares, respectively ]	4,330,999	8,504,515
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,357,612 shares, respectively ]	—	11,518,663
Capital shares repurchased [ (797,966) and (2,068,220) shares, respectively ]	(7,167,104)	(20,981,513)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,836,105)	(958,335)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,702,046	(25,570,220)
NET ASSETS:
Beginning of period	85,425,897	110,996,117

End of period	$103,127,943	$85,425,897

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.70	$10.13	$8.91	$8.35	$9.81	$8.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.03	0.03	0.07	0.06	0.06
Net realized and unrealized gain (loss)	1.85	(1.30)	1.86	0.77	(0.21)	1.19

Total from investment operations	1.87	(1.27)	1.89	0.84	(0.15)	1.25

Less distributions:
Dividends from net investment income	—	(0.04)	(0.03)	(0.07)	(0.06)	(0.06)
Distributions from net realized gains	—	(1.12)	(0.64)	(0.21)	(1.25)	—

Total dividends and distributions	—	(1.16)	(0.67)	(0.28)	(1.31)	(0.06)

Net asset value, end of period	$9.57	$7.70	$10.13	$8.91	$8.35	$9.81

Total return (b)	24.29%	(13.48)%	21.37%	10.16%	(1.46)%	14.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$103,128	$85,426	$110,996	$93,896	$95,012	$96,012
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.20%	1.19%	1.18%	1.20%	1.19%	1.20%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.52%	0.34%	0.28%	0.80%	0.57%	0.62%
Before waivers (a)(f)	0.37%	0.20%	0.15%	0.65%	0.44%	0.47%
Portfolio turnover rate (z)^	35%	47%	65%	61%	54%	45%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1453

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	35.8%
Health Care	18.0
Consumer Discretionary	13.3
Communication Services	12.6
Industrials	8.6
Financials	3.2
Consumer Staples	2.9
Energy	1.5
Real Estate	1.3
Materials	1.0
Repurchase Agreements	0.6
Investment Company	0.2
Utilities	0.2
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,213.40	$5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.92	4.92
Class IB
Actual	1,000.00	1,213.30	5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.92	4.92
Class K
Actual	1,000.00	1,214.77	4.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.16	3.67

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.6%)
Diversified Telecommunication Services (0.1%)
AT&T, Inc.	19,699	$660,114
Cogent Communications Holdings, Inc.	3,800	225,568
Zayo Group Holdings, Inc.*	8,700	286,317

		1,171,999

Entertainment (2.1%)
Activision Blizzard, Inc.	4,000	188,800
Electronic Arts, Inc.*	19,902	2,015,276
Liberty Media Corp.-Liberty Braves, Class A*	1,645	45,731
Liberty Media Corp.-Liberty Braves, Class C*	3,300	92,301
Liberty Media Corp.-Liberty Formula One, Class A*	4,113	147,492
Liberty Media Corp.-Liberty Formula One, Class C*	8,251	308,670
Lions Gate Entertainment Corp., Class B (x)	14,764	171,410
Live Nation Entertainment, Inc.*	5,900	390,875
Madison Square Garden Co. (The), Class A*	11,620	3,252,903
Netflix, Inc.*	33,286	12,226,613
Spotify Technology SA*	5,000	731,100
Take-Two Interactive Software, Inc.*	2,200	249,766
Tencent Music Entertainment Group (ADR) (x)*	51,409	770,621
Viacom, Inc., Class B	13,324	397,988
Walt Disney Co. (The)	23,220	3,242,441
World Wrestling Entertainment, Inc., Class A (x)	33,979	2,453,624

		26,685,611

Interactive Media & Services (7.4%)
Alphabet, Inc., Class A*	22,346	24,196,249
Alphabet, Inc., Class C*	20,279	21,919,774
Facebook, Inc., Class A*	180,918	34,917,171
IAC/InterActiveCorp*	7,551	1,642,569
Liberty TripAdvisor Holdings, Inc., Class A*	7,620	94,488
Match Group, Inc.	2,800	188,356
Tencent Holdings Ltd. (ADR)	83,239	3,767,397
TripAdvisor, Inc.*	4,944	228,858
Twitter, Inc.*	186,354	6,503,754

		93,458,616

Media (2.7%)
Altice USA, Inc., Class A*	13,800	336,030
AMC Networks, Inc., Class A*	54,928	2,993,027
Cable One, Inc.	200	234,198
CBS Corp. (Non-Voting), Class B	33,980	1,695,602
Charter Communications, Inc., Class A*	11,841	4,679,326
Comcast Corp., Class A	316,942	13,400,308
Discovery, Inc., Class A (x)*	78,311	2,404,148
Discovery, Inc., Class C*	27,953	795,263
Fox Corp., Class A	5,200	190,528
GCI Liberty, Inc., Class A*	9,938	610,789
Liberty Broadband Corp., Class A*	11,190	1,150,780
Liberty Broadband Corp., Class C*	16,132	1,681,277
Liberty Global plc, Class A*	10,136	273,571
Liberty Global plc, Class C*	20,514	544,236
Liberty Latin America Ltd., Class A*	1,770	30,497
Liberty Latin America Ltd., Class C*	3,065	52,687
Liberty Media Corp.-Liberty SiriusXM, Class A*	16,452	622,050
Liberty Media Corp.-Liberty SiriusXM, Class C*	33,005	1,253,530
MSG Networks, Inc., Class A*	32,661	677,389
Nexstar Media Group, Inc., Class A	1,900	191,900
Omnicom Group, Inc.	6,526	534,806
Sirius XM Holdings, Inc. (x)	61,511	343,231

		34,695,173

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	45,680	3,386,715

Total Communication Services		159,398,114

Consumer Discretionary (13.3%)
Auto Components (0.2%)
Aptiv plc	30,415	2,458,444

Automobiles (0.1%)
Tesla, Inc. (x)*	5,734	1,281,320

Distributors (0.0%)
IAA, Inc.*	6,300	244,314
LKQ Corp.*	5,163	137,387
Pool Corp.	2,112	403,392

		785,093

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,000	301,740
Grand Canyon Education, Inc.*	2,100	245,742
Service Corp. International	4,500	210,510
ServiceMaster Global Holdings, Inc.*	4,800	250,032

		1,008,024

Hotels, Restaurants & Leisure (1.9%)
Bloomin’ Brands, Inc.	6,400	121,024
Boyd Gaming Corp.	5,100	137,394
Chipotle Mexican Grill, Inc.*	1,186	869,196
Choice Hotels International, Inc.	2,332	202,907
Darden Restaurants, Inc.	5,200	632,996
Denny’s Corp.*	5,082	104,333
Domino’s Pizza, Inc.	1,808	503,130
Dunkin’ Brands Group, Inc.	5,362	427,137
Hilton Worldwide Holdings, Inc.	29,672	2,900,141
Las Vegas Sands Corp.	24,395	1,441,501

See Notes to Financial Statements.

1455

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Marriott International, Inc., Class A	36,173	$5,074,710
Marriott Vacations Worldwide Corp.	955	92,062
McDonald’s Corp.	10,124	2,102,350
MGM Resorts International	5,000	142,850
Penn National Gaming, Inc.*	868	16,718
Planet Fitness, Inc., Class A*	4,000	289,760
Restaurant Brands International, Inc.	16,200	1,126,548
Scientific Games Corp., Class A*	3,400	67,388
Six Flags Entertainment Corp.	3,500	173,880
Starbucks Corp.	52,793	4,425,637
Texas Roadhouse, Inc.	2,900	155,643
Vail Resorts, Inc.	1,700	379,406
Wyndham Hotels & Resorts, Inc.	4,832	269,336
Wynn Resorts Ltd.	4,058	503,151
Yum China Holdings, Inc.	12,300	568,260
Yum! Brands, Inc.	11,462	1,268,500

		23,995,958

Household Durables (0.6%)
iRobot Corp. (x)*	990	90,724
Lennar Corp., Class A	6,600	319,836
NVR, Inc.*	98	330,284
Roku, Inc.*	70,100	6,349,658
Tempur Sealy International, Inc.*	2,300	168,751
TopBuild Corp.*	1,868	154,596

		7,413,849

Internet & Direct Marketing Retail (5.9%)
Alibaba Group Holding Ltd. (ADR)*	21,087	3,573,192
Amazon.com, Inc.*	29,605	56,060,916
Booking Holdings, Inc.*	2,738	5,132,956
eBay, Inc.	34,600	1,366,700
Etsy, Inc.*	102,500	6,290,425
Expedia Group, Inc.	5,530	735,656
GrubHub, Inc.*	3,800	296,362
Liberty Expedia Holdings, Inc., Class A*	6,625	316,609
Qurate Retail, Inc., Class A*	63,422	785,799
Wayfair, Inc., Class A (x)*	2,400	350,400

		74,909,015

Leisure Products (0.1%)
Hasbro, Inc.	4,339	458,545
Mattel, Inc. (x)*	10,800	121,068
Polaris Industries, Inc.	3,208	292,666

		872,279

Multiline Retail (0.4%)
Dollar General Corp.	26,880	3,633,101
Dollar Tree, Inc.*	5,409	580,872
Nordstrom, Inc. (x)	7,374	234,936
Ollie’s Bargain Outlet Holdings, Inc.*	2,500	217,775

		4,666,684

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	1,366	210,555
American Eagle Outfitters, Inc.	7,800	131,820
AutoZone, Inc.*	991	1,089,575
Best Buy Co., Inc.	2,700	188,271
Burlington Stores, Inc.*	2,900	493,435
CarMax, Inc. (x)*	4,699	408,014
Five Below, Inc.*	42,500	5,100,850
Home Depot, Inc. (The)	49,503	10,295,139
Lowe’s Cos., Inc.	34,292	3,460,406
O’Reilly Automotive, Inc.*	3,496	1,291,143
Ross Stores, Inc.	34,322	3,401,997
TJX Cos., Inc. (The)	52,086	2,754,308
Tractor Supply Co.	6,228	677,606
Ulta Beauty, Inc.*	2,904	1,007,368

		30,510,487

Textiles, Apparel & Luxury Goods (1.6%)
Capri Holdings Ltd.*	2,800	97,104
Carter’s, Inc.	2,244	218,880
Columbia Sportswear Co.	2,000	200,320
Deckers Outdoor Corp.*	1,200	211,164
Hanesbrands, Inc.	21,648	372,779
Kontoor Brands, Inc.*	1,543	43,235
Lululemon Athletica, Inc.*	54,200	9,767,382
NIKE, Inc., Class B	90,977	7,637,519
Oxford Industries, Inc.	858	65,036
Skechers U.S.A., Inc., Class A*	6,400	201,536
Steven Madden Ltd.	4,941	167,747
Under Armour, Inc., Class A (x)*	8,100	205,335
Under Armour, Inc., Class C*	8,524	189,233
VF Corp.	12,904	1,127,164
Wolverine World Wide, Inc.	5,800	159,732

		20,664,166

Total Consumer Discretionary		168,565,319

Consumer Staples (2.9%)
Beverages (1.3%)
Brown-Forman Corp., Class A	3,400	187,000
Brown-Forman Corp., Class B	6,710	371,935
Coca-Cola Co. (The)	109,854	5,593,766
Constellation Brands, Inc., Class A	15,430	3,038,784
Monster Beverage Corp.*	18,873	1,204,664
PepsiCo, Inc.	49,418	6,480,182

		16,876,331

Food & Staples Retailing (0.7%)
Casey’s General Stores, Inc.	1,200	187,188
Costco Wholesale Corp.	18,316	4,840,186
Performance Food Group Co.*	4,700	188,141
Sysco Corp.	20,966	1,482,716
Walmart, Inc.	20,690	2,286,038

		8,984,269

Food Products (0.3%)
Campbell Soup Co.	5,160	206,761
Conagra Brands, Inc.	58,780	1,558,845
Hershey Co. (The)	5,338	715,452

See Notes to Financial Statements.

1456

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kellogg Co.	5,459	$292,439
Lamb Weston Holdings, Inc.	2,900	183,744
Lancaster Colony Corp.	1,300	193,180
McCormick & Co., Inc. (Non-Voting)	3,304	512,153
Pilgrim’s Pride Corp.*	7,600	192,964
Post Holdings, Inc.*	1,900	197,543

		4,053,081

Household Products (0.2%)
Church & Dwight Co., Inc.	9,076	663,093
Clorox Co. (The)	4,884	747,789
Procter & Gamble Co. (The)	6,000	657,900

		2,068,782

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	9,682	1,772,871
Herbalife Nutrition Ltd.*	2,700	115,452

		1,888,323

Tobacco (0.3%)
Altria Group, Inc.	38,325	1,814,689
Philip Morris International, Inc.	18,027	1,415,660

		3,230,349

Total Consumer Staples		37,101,135

Energy (1.5%)
Energy Equipment & Services (0.2%)
Core Laboratories NV (x)	29,432	1,538,705
National Oilwell Varco, Inc.	41,986	933,349

		2,472,054

Oil, Gas & Consumable Fuels (1.3%)
Anadarko Petroleum Corp.	109,218	7,706,422
Cabot Oil & Gas Corp.	10,934	251,045
Cheniere Energy, Inc.*	5,900	403,855
Concho Resources, Inc.	7,000	722,260
Encana Corp.	159,993	820,764
EOG Resources, Inc.	25,990	2,421,228
Marathon Petroleum Corp.	47,109	2,632,451
Matador Resources Co.*	6,000	119,280
ONEOK, Inc.	7,374	507,405
Parsley Energy, Inc., Class A*	6,700	127,367
Pioneer Natural Resources Co.	4,100	630,826

		16,342,903

Total Energy		18,814,957

Financials (3.2%)
Banks (0.4%)
Bank of America Corp.	83,600	2,424,400
Comerica, Inc.	2,000	145,280
First Financial Bankshares, Inc.	5,600	172,424
Signature Bank	1,914	231,288
Sterling Bancorp	74,228	1,579,572
SVB Financial Group*	900	202,131
Western Alliance Bancorp*	3,700	165,464

		4,920,559

Capital Markets (1.7%)
Ameriprise Financial, Inc.	1,300	188,708
Brookfield Asset Management, Inc., Class A	51,280	2,450,158
Cboe Global Markets, Inc.	1,728	179,073
Charles Schwab Corp. (The)	86,247	3,466,267
Cohen & Steers, Inc.	528	27,160
E*TRADE Financial Corp.	2,900	129,340
Evercore, Inc., Class A	1,800	159,426
FactSet Research Systems, Inc.	1,576	451,619
Interactive Brokers Group, Inc., Class A	2,800	151,760
Intercontinental Exchange, Inc.	26,868	2,309,036
Lazard Ltd., Class A	4,800	165,072
LPL Financial Holdings, Inc.	3,900	318,123
MarketAxess Holdings, Inc.	1,700	546,414
Moody’s Corp.	7,297	1,425,177
Morgan Stanley	23,778	1,041,714
MSCI, Inc.	3,869	923,879
Raymond James Financial, Inc.	2,100	177,555
S&P Global, Inc.	23,946	5,454,659
SEI Investments Co.	3,393	190,347
T. Rowe Price Group, Inc.	2,744	301,044
TD Ameritrade Holding Corp.	32,103	1,602,582
Virtu Financial, Inc., Class A	6,300	137,214

		21,796,327

Consumer Finance (0.3%)
American Express Co.	16,000	1,975,040
Credit Acceptance Corp.*	500	241,915
Discover Financial Services	7,000	543,130
Green Dot Corp., Class A*	2,500	122,250
Synchrony Financial	11,500	398,705

		3,281,040

Diversified Financial Services (0.0%)
Voya Financial, Inc.	3,400	188,020

Insurance (0.7%)
Aon plc	10,459	2,018,378
eHealth, Inc.*	4,700	404,670
Erie Indemnity Co., Class A	1,300	330,564
Everest Re Group Ltd.	800	197,744
Markel Corp.*	200	217,920
Marsh & McLennan Cos., Inc.	18,701	1,865,425
Primerica, Inc.	2,000	239,900
Progressive Corp. (The)	46,150	3,688,769
RenaissanceRe Holdings Ltd.	1,200	213,612
Travelers Cos., Inc. (The)	2,300	343,896

		9,520,878

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	74,245	740,965

Total Financials		40,447,789

Health Care (18.0%)
Biotechnology (6.3%)
AbbVie, Inc.	62,179	4,521,657
ACADIA Pharmaceuticals, Inc.*	5,600	149,688
Acceleron Pharma, Inc.*	3,900	160,212

See Notes to Financial Statements.

1457

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Aduro Biotech, Inc.*	1,272	$1,959
Agios Pharmaceuticals, Inc. (x)*	12,071	602,101
Alexion Pharmaceuticals, Inc.*	64,177	8,405,903
Allogene Therapeutics, Inc.*	7,100	190,635
Alnylam Pharmaceuticals, Inc.*	2,838	205,925
Amgen, Inc.	60,301	11,112,268
Amicus Therapeutics, Inc.*	11,000	137,280
Arena Pharmaceuticals, Inc.*	4,400	257,972
Array BioPharma, Inc.*	9,400	435,502
Biogen, Inc.*	34,196	7,997,419
BioMarin Pharmaceutical, Inc.*	7,238	619,935
Blueprint Medicines Corp.*	2,700	254,691
Celgene Corp.*	31,228	2,886,716
Clovis Oncology, Inc.*	5,800	86,246
Cyclerion Therapeutics, Inc.*	850	9,733
Emergent BioSolutions, Inc.*	2,418	116,814
Enanta Pharmaceuticals, Inc.*	1,600	135,008
Exact Sciences Corp.*	69,300	8,180,172
Exelixis, Inc.*	12,700	271,399
FibroGen, Inc.*	3,200	144,576
Genomic Health, Inc.*	726	42,231
Gilead Sciences, Inc.	7,683	519,063
Global Blood Therapeutics, Inc.*	4,400	231,440
Heron Therapeutics, Inc. (x)*	6,100	113,399
ImmunoGen, Inc.*	17,169	37,257
Immunomedics, Inc. (x)*	10,898	151,155
Incyte Corp.*	80,192	6,813,112
Insmed, Inc.*	100	2,560
Intercept Pharmaceuticals, Inc. (x)*	100	7,957
Intrexon Corp. (x)*	6,100	46,726
Ionis Pharmaceuticals, Inc.*	37,882	2,434,676
Ironwood Pharmaceuticals, Inc. (x)*	8,500	92,990
Ligand Pharmaceuticals, Inc. (x)*	913	104,219
Madrigal Pharmaceuticals, Inc. (x)*	600	62,886
Mirati Therapeutics, Inc.*	1,900	195,700
Moderna, Inc.*	13,600	199,104
Momenta Pharmaceuticals, Inc.*	2,970	36,977
Myriad Genetics, Inc.*	4,800	133,344
Neurocrine Biosciences, Inc.*	3,946	333,161
Novavax, Inc. (x)*	989	5,796
Portola Pharmaceuticals, Inc. (x)*	4,400	119,372
Progenics Pharmaceuticals, Inc. (x)*	1,452	8,959
ProQR Therapeutics NV*	3,653	33,242
Puma Biotechnology, Inc. (x)*	4,600	58,466
Radius Health, Inc. (x)*	2,600	63,336
Regeneron Pharmaceuticals, Inc.*	732	229,116
REGENXBIO, Inc.*	2,500	128,425
Repligen Corp.*	68,600	5,896,170
Sage Therapeutics, Inc. (x)*	2,000	366,180
Sangamo Therapeutics, Inc. (x)*	1,980	21,325
Sarepta Therapeutics, Inc. (x)*	2,300	349,485
Seattle Genetics, Inc.*	4,700	325,287
Spark Therapeutics, Inc.*	2,100	214,998
Ultragenyx Pharmaceutical, Inc. (x)*	5,950	377,825
Vertex Pharmaceuticals, Inc.*	66,939	12,275,274
Voyager Therapeutics, Inc.*	3,820	103,980
Xencor, Inc.*	4,700	192,371

		79,211,375

Health Care Equipment & Supplies (4.0%)
Abbott Laboratories	31,300	2,632,330
ABIOMED, Inc.*	1,848	481,386
Accuray, Inc.*	2,250	8,707
Align Technology, Inc.*	3,420	936,054
Atrion Corp.	66	56,281
Baxter International, Inc.	9,500	778,050
Becton Dickinson and Co.	13,410	3,379,454
Boston Scientific Corp.*	58,300	2,505,734
Cantel Medical Corp.	1,600	129,024
Cooper Cos., Inc. (The)	9,848	3,317,693
Danaher Corp.	1,400	200,088
DexCom, Inc.*	24,600	3,686,064
Edwards Lifesciences Corp.*	8,822	1,629,776
Globus Medical, Inc., Class A*	5,000	211,500
Haemonetics Corp.*	2,000	240,680
Hill-Rom Holdings, Inc.	1,800	188,316
Hologic, Inc.*	9,000	432,180
ICU Medical, Inc.*	800	201,528
IDEXX Laboratories, Inc.*	3,600	991,188
Inogen, Inc.*	1,000	66,760
Insulet Corp. (x)*	68,576	8,186,603
Intuitive Surgical, Inc.*	10,952	5,744,872
LivaNova plc*	1,800	129,528
Masimo Corp.*	1,800	267,876
Medtronic plc	30,469	2,967,376
Merit Medical Systems, Inc.*	3,700	220,372
Natus Medical, Inc.*	1,452	37,302
Neogen Corp.*	2,200	136,642
Nevro Corp.*	2,200	142,626
Novocure Ltd.*	3,500	221,305
NuVasive, Inc.*	2,100	122,934
Penumbra, Inc. (x)*	1,200	192,000
Quidel Corp.*	1,518	90,048
ResMed, Inc.	6,279	766,226
STERIS plc	1,300	193,544
Stryker Corp.	33,591	6,905,638
Tandem Diabetes Care, Inc.*	3,100	200,012
Teleflex, Inc.	1,900	629,185
Varex Imaging Corp.*	2,194	67,246
Varian Medical Systems, Inc.*	3,886	529,001
West Pharmaceutical Services, Inc.	1,600	200,240
Wright Medical Group NV*	13,205	393,773

		50,417,142

Health Care Providers & Services (3.2%)
Amedisys, Inc.*	2,100	254,961
AmerisourceBergen Corp.	8,181	697,512
AMN Healthcare Services, Inc.*	3,100	168,175
Anthem, Inc.	8,444	2,382,981
Centene Corp.*	28,835	1,512,108
Chemed Corp.	900	324,756
Cigna Corp.	22,085	3,479,492
CorVel Corp.*	924	80,397

See Notes to Financial Statements.

1458

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Encompass Health Corp.	4,092	$259,269
Guardant Health, Inc.*	2,200	189,926
HCA Healthcare, Inc.	26,678	3,606,065
HealthEquity, Inc.*	3,200	209,280
Henry Schein, Inc.*	2,578	180,202
Humana, Inc.	2,400	636,720
Laboratory Corp. of America Holdings*	1,000	172,900
LHC Group, Inc.*	2,200	263,076
McKesson Corp.	1,043	140,169
Molina Healthcare, Inc.*	2,400	343,536
Select Medical Holdings Corp.*	7,500	119,025
Tenet Healthcare Corp.*	5,197	107,370
UnitedHealth Group, Inc.	96,809	23,622,364
WellCare Health Plans, Inc.*	4,927	1,404,540

		40,154,824

Health Care Technology (0.8%)
Cerner Corp.	13,611	997,686
HMS Holdings Corp.*	3,960	128,264
Inovalon Holdings, Inc., Class A (x)*	4,500	65,295
Medidata Solutions, Inc.*	2,300	208,173
NextGen Healthcare, Inc.*	2,508	49,909
Omnicell, Inc.*	1,650	141,950
Teladoc Health, Inc. (x)*	3,000	199,230
Veeva Systems, Inc., Class A*	55,300	8,964,683

		10,755,190

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	2,600	194,142
Avantor, Inc.*	56,778	1,083,892
Bio-Techne Corp.	1,700	354,433
Bruker Corp.	6,200	309,690
Charles River Laboratories International, Inc.*	2,200	312,180
Illumina, Inc.*	6,672	2,456,297
IQVIA Holdings, Inc.*	3,200	514,880
Mettler-Toledo International, Inc.*	4,610	3,872,400
PerkinElmer, Inc.	2,000	192,680
PRA Health Sciences, Inc.*	2,100	208,215
Syneos Health, Inc.*	2,800	143,052
Thermo Fisher Scientific, Inc.	22,835	6,706,183
Waters Corp.*	3,290	708,139

		17,056,183

Pharmaceuticals (2.4%)
Aerie Pharmaceuticals, Inc. (x)*	2,800	82,740
Akorn, Inc.*	5,500	28,325
Allergan plc	38,399	6,429,145
Amneal Pharmaceuticals, Inc.*	10,300	73,851
Bausch Health Cos., Inc.*	19,922	502,433
Bristol-Myers Squibb Co.	76,824	3,483,968
Eli Lilly & Co.	43,132	4,778,594
Horizon Therapeutics plc*	10,500	252,630
Innoviva, Inc.*	3,432	49,970
Jazz Pharmaceuticals plc*	2,400	342,144
Johnson & Johnson	16,857	2,347,843
Medicines Co. (The) (x)*	2,772	101,095
Merck & Co., Inc.	102,600	8,603,010
Nektar Therapeutics*	6,200	220,596
Supernus Pharmaceuticals, Inc.*	3,200	105,888
Zoetis, Inc.	20,947	2,377,275

		29,779,507

Total Health Care		227,374,221

Industrials (8.6%)
Aerospace & Defense (3.1%)
Boeing Co. (The)	56,649	20,620,803
BWX Technologies, Inc.	4,300	224,030
General Dynamics Corp.	1,000	181,820
Harris Corp.	5,200	983,476
HEICO Corp.	1,600	214,096
HEICO Corp., Class A	3,320	343,188
Hexcel Corp.	2,600	210,288
Huntington Ingalls Industries, Inc.	1,544	346,999
L3 Technologies, Inc.	18,606	4,561,633
Lockheed Martin Corp.	10,430	3,791,722
Moog, Inc., Class A	500	46,805
Northrop Grumman Corp.	12,475	4,030,797
Raytheon Co.	7,300	1,269,324
Spirit AeroSystems Holdings, Inc., Class A	13,504	1,098,820
TransDigm Group, Inc.*	1,691	818,106

		38,741,907

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	5,729	483,241
Expeditors International of Washington, Inc.	7,654	580,632
United Parcel Service, Inc., Class B	29,839	3,081,474
XPO Logistics, Inc. (x)*	5,200	300,612

		4,445,959

Airlines (0.1%)
American Airlines Group, Inc.	5,900	192,399
Delta Air Lines, Inc.	7,100	402,925
Southwest Airlines Co.	12,200	619,516
United Continental Holdings, Inc.*	2,200	192,610

		1,407,450

Building Products (0.4%)
AAON, Inc.	2,449	122,891
Allegion plc	2,945	325,570
AO Smith Corp.	7,000	330,120
Armstrong World Industries, Inc.	2,100	204,120
Fortune Brands Home & Security, Inc.	3,300	188,529
Johnson Controls International plc	80,303	3,317,317
Lennox International, Inc.	1,444	397,100
Simpson Manufacturing Co., Inc.	3,000	199,380
Trex Co., Inc. (x)*	2,500	179,250

		5,264,277

See Notes to Financial Statements.

1459

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.5%)
Brink’s Co. (The)	2,300	$186,714
Cimpress NV (x)*	1,300	118,157
Cintas Corp.	3,572	847,600
Copart, Inc.*	9,030	674,902
Deluxe Corp.	2,310	93,925
KAR Auction Services, Inc.	6,300	157,500
Knoll, Inc.	3,960	91,001
Republic Services, Inc.	2,200	190,608
Rollins, Inc.	7,050	252,884
US Ecology, Inc.	858	51,085
Waste Connections, Inc.	14,437	1,379,888
Waste Management, Inc.	15,200	1,753,624

		5,797,888

Construction & Engineering (0.1%)
EMCOR Group, Inc.	2,200	193,820
Fluor Corp.	39,712	1,337,897
MasTec, Inc.*	3,800	195,814

		1,727,531

Electrical Equipment (0.5%)
AMETEK, Inc.	40,730	3,699,913
Emerson Electric Co.	2,794	186,416
EnerSys	2,200	150,700
Generac Holdings, Inc.*	2,700	187,407
Hubbell, Inc.	1,600	208,640
nVent Electric plc	12,916	320,188
Rockwell Automation, Inc.	5,634	923,018
Sensata Technologies Holding plc*	3,900	191,100

		5,867,382

Industrial Conglomerates (0.6%)
3M Co.	17,990	3,118,387
Carlisle Cos., Inc.	2,000	280,820
Honeywell International, Inc.	20,001	3,491,975
Roper Technologies, Inc.	833	305,094

		7,196,276

Machinery (1.5%)
Allison Transmission Holdings, Inc.	5,900	273,465
Barnes Group, Inc.	2,900	163,386
Caterpillar, Inc.	19,430	2,648,115
Deere & Co.	1,437	238,125
Donaldson Co., Inc.	5,111	259,945
Dover Corp.	2,700	270,540
Fortive Corp.	11,354	925,578
Graco, Inc.	9,126	457,943
Hillenbrand, Inc.	3,949	156,262
IDEX Corp.	1,596	274,735
Illinois Tool Works, Inc.	30,599	4,614,635
Ingersoll-Rand plc	37,520	4,752,658
Lincoln Electric Holdings, Inc.	2,600	214,032
Middleby Corp. (The)*	2,300	312,110
Nordson Corp.	3,247	458,834
Omega Flex, Inc.	98	7,527
PACCAR, Inc.	11,597	831,041
Pentair plc	12,916	480,475
Proto Labs, Inc.*	1,400	162,428
Rexnord Corp.*	6,200	187,364
Toro Co. (The)	5,544	370,894
WABCO Holdings, Inc.*	3,036	402,574
Wabtec Corp. (x)	1,888	135,483
Welbilt, Inc. (x)*	8,200	136,940
Woodward, Inc.	2,368	267,963
Xylem, Inc.	7,500	627,300

		19,630,352

Professional Services (0.4%)
ASGN, Inc.*	2,300	139,380
CoStar Group, Inc.*	1,642	909,767
Equifax, Inc.	4,316	583,696
Exponent, Inc.	2,352	137,686
IHS Markit Ltd.*	10,500	669,060
Insperity, Inc.	1,900	232,066
Korn Ferry	2,900	116,203
Nielsen Holdings plc	8,400	189,840
Robert Half International, Inc.	5,619	320,339
TransUnion	8,000	588,080
Verisk Analytics, Inc.	6,368	932,657
WageWorks, Inc.*	2,500	126,975

		4,945,749

Road & Rail (0.9%)
Avis Budget Group, Inc.*	4,374	153,790
CSX Corp.	11,700	905,229
JB Hunt Transport Services, Inc.	10,714	979,367
Landstar System, Inc.	1,800	194,382
Lyft, Inc., Class A*	2,900	190,559
Norfolk Southern Corp.	1,500	298,995
Old Dominion Freight Line, Inc.	1,300	194,038
Uber Technologies, Inc. (x)*	9,777	453,457
Union Pacific Corp.	46,724	7,901,495

		11,271,312

Trading Companies & Distributors (0.2%)
Air Lease Corp.	4,400	181,896
Applied Industrial Technologies, Inc.	2,600	159,978
Beacon Roofing Supply, Inc.*	3,400	124,848
Fastenal Co.	24,304	792,067
Kaman Corp.	185	11,783
NOW, Inc.*	7,418	109,490
SiteOne Landscape Supply, Inc. (x)*	2,000	138,600
United Rentals, Inc.*	2,356	312,476
WW Grainger, Inc.	2,407	645,630

		2,476,768

Total Industrials		108,772,851

Information Technology (35.8%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	2,200	571,164
Cisco Systems, Inc.	185,100	10,130,522
F5 Networks, Inc.*	3,088	449,705
Motorola Solutions, Inc.	5,100	850,323
Plantronics, Inc.	2,400	88,896
Ubiquiti Networks, Inc.	1,400	184,100

		12,274,710

See Notes to Financial Statements.

1460

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	12,894	$1,237,050
Badger Meter, Inc.	2,376	141,823
CDW Corp.	6,100	677,100
Cognex Corp.	7,604	364,840
Corning, Inc.	10,200	338,946
Dolby Laboratories, Inc., Class A	17,446	1,127,012
FLIR Systems, Inc.	3,400	183,940
II-VI, Inc.*	4,000	146,240
IPG Photonics Corp.*	1,300	200,525
Jabil, Inc.	6,000	189,600
Keysight Technologies, Inc.*	7,900	709,499
National Instruments Corp.	4,200	176,358
TE Connectivity Ltd.	47,601	4,559,224
Trimble, Inc.*	4,200	189,462
Zebra Technologies Corp., Class A*	2,500	523,725

		10,765,344

IT Services (8.4%)
Accenture plc, Class A	27,044	4,996,920
Akamai Technologies, Inc.*	6,800	544,952
Alliance Data Systems Corp.	2,165	303,381
Automatic Data Processing, Inc.	18,287	3,023,390
Black Knight, Inc.*	5,800	348,870
Booz Allen Hamilton Holding Corp.	5,200	344,292
Broadridge Financial Solutions, Inc.	5,559	709,773
Cass Information Systems, Inc.	525	25,452
Cognizant Technology Solutions Corp., Class A	2,934	185,986
EPAM Systems, Inc.*	2,300	398,130
Euronet Worldwide, Inc.*	2,100	353,304
Fidelity National Information Services, Inc.	14,906	1,828,668
First Data Corp., Class A*	21,000	568,470
Fiserv, Inc.*	17,100	1,558,836
FleetCor Technologies, Inc.*	4,106	1,153,170
Gartner, Inc.*	3,711	597,248
Genpact Ltd.	6,800	259,012
Global Payments, Inc.	21,765	3,485,230
GoDaddy, Inc., Class A*	6,500	455,975
Hackett Group, Inc. (The)	2,178	36,569
International Business Machines Corp.	22,549	3,109,507
Jack Henry & Associates, Inc.	3,828	512,646
Mastercard, Inc., Class A	37,760	9,988,653
MAXIMUS, Inc.	3,000	217,620
MongoDB, Inc.*	1,200	182,508
NIC, Inc.	992	15,912
Okta, Inc.*	58,500	7,225,335
Paychex, Inc.	13,973	1,149,838
PayPal Holdings, Inc.*	166,129	19,015,125
Sabre Corp.	9,500	210,900
Science Applications International Corp.	1,800	155,808
Square, Inc., Class A*	14,000	1,015,420
Switch, Inc., Class A	15,433	202,018
Total System Services, Inc.	18,602	2,386,079
Twilio, Inc., Class A*	72,700	9,912,645
VeriSign, Inc.*	3,032	634,173
Visa, Inc., Class A	157,980	27,417,432
Western Union Co. (The)	8,887	176,762
WEX, Inc.*	1,800	374,580
Worldpay, Inc.*	8,800	1,078,440

		106,159,029

Semiconductors & Semiconductor Equipment (4.2%)
Advanced Energy Industries, Inc.*	2,400	135,048
Advanced Micro Devices, Inc.*	39,700	1,205,689
Analog Devices, Inc.	22,651	2,556,618
Applied Materials, Inc.	77,770	3,492,651
ASML Holding NV (Registered) (NYRS)	6,159	1,280,641
Broadcom, Inc.	50,531	14,545,854
Brooks Automation, Inc.	5,400	209,250
Cree, Inc.*	77,940	4,378,669
Entegris, Inc.	7,000	261,240
Intel Corp.	43,617	2,087,946
KLA-Tencor Corp.	7,500	886,500
Lam Research Corp.	5,500	1,033,120
Marvell Technology Group Ltd.	55,300	1,320,011
Maxim Integrated Products, Inc.	19,138	1,144,835
Microchip Technology, Inc. (x)	2,748	238,252
Micron Technology, Inc.*	36,990	1,427,444
Monolithic Power Systems, Inc.	1,700	230,826
NVE Corp. (x)	164	11,419
NVIDIA Corp.	25,500	4,187,865
Power Integrations, Inc.	1,848	148,173
QUALCOMM, Inc.	70,460	5,359,892
Semtech Corp.*	3,234	155,394
Silicon Laboratories, Inc.*	2,000	206,800
Skyworks Solutions, Inc.	2,495	192,789
Teradyne, Inc.	7,200	344,952
Texas Instruments, Inc.	39,381	4,519,363
Universal Display Corp.	1,518	285,475
Versum Materials, Inc.	4,100	211,478
Xilinx, Inc.	10,377	1,223,656

		53,281,850

Software (16.5%)
2U, Inc. (x)*	2,000	75,280
8x8, Inc.*	6,300	151,830
Adobe, Inc.*	33,425	9,848,676
Alteryx, Inc., Class A*	63,200	6,896,384
American Software, Inc., Class A	192	2,525
Anaplan, Inc.*	3,800	191,786
ANSYS, Inc.*	3,800	778,316
Aspen Technology, Inc.*	3,800	472,264
Atlassian Corp. plc, Class A*	55,467	7,257,302
Autodesk, Inc.*	49,458	8,056,708
Avalara, Inc.*	2,700	194,940
Blackbaud, Inc.	1,300	108,550
Blackline, Inc.*	4,200	224,742
Cadence Design Systems, Inc.*	12,605	892,560
CDK Global, Inc.	5,395	266,729
Ceridian HCM Holding, Inc.*	3,900	195,780
Citrix Systems, Inc.	34,852	3,420,375
CommVault Systems, Inc.*	2,600	129,012
Coupa Software, Inc. (x)*	75,900	9,609,699

See Notes to Financial Statements.

1461

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
DocuSign, Inc.*	6,400	$318,144
Dropbox, Inc., Class A*	8,900	222,945
Ebix, Inc. (x)	2,400	120,528
Elastic NV (x)*	2,885	215,394
Envestnet, Inc.*	3,300	225,621
Fair Isaac Corp.*	1,400	439,628
FireEye, Inc. (x)*	29,870	442,375
Fortinet, Inc.*	5,610	431,016
Guidewire Software, Inc.*	3,500	354,830
HubSpot, Inc.*	1,600	272,832
Intuit, Inc.	24,520	6,407,812
j2 Global, Inc.	2,200	195,558
LivePerson, Inc.*	630	17,665
LogMeIn, Inc.	6,475	477,078
Manhattan Associates, Inc.*	2,800	194,124
Microsoft Corp.#	449,704	60,242,348
New Relic, Inc.*	1,900	164,369
Nuance Communications, Inc.*	63,492	1,013,967
Nutanix, Inc., Class A*	4,600	119,324
OneSpan, Inc.*	1,452	20,575
Oracle Corp.	96,484	5,496,693
Palo Alto Networks, Inc.*	3,900	794,664
Paycom Software, Inc.*	40,400	9,159,488
Paylocity Holding Corp.*	2,000	187,640
Pegasystems, Inc.	2,508	178,595
Pluralsight, Inc., Class A*	854	25,893
Proofpoint, Inc.*	1,800	216,450
PTC, Inc.*	5,000	448,800
Q2 Holdings, Inc.*	3,200	244,352
Qualys, Inc.*	2,000	174,160
RealPage, Inc.*	3,200	188,320
Red Hat, Inc.*	17,526	3,290,682
RingCentral, Inc., Class A*	46,700	5,366,764
salesforce.com, Inc.*	73,045	11,083,118
ServiceNow, Inc.*	57,240	15,716,387
Smartsheet, Inc., Class A*	3,900	188,760
SolarWinds Corp.*	11,283	206,930
Splunk, Inc.*	18,266	2,296,950
SS&C Technologies Holdings, Inc.	7,128	410,644
Synopsys, Inc.*	6,300	810,747
Tableau Software, Inc., Class A*	3,000	498,060
Temenos AG (ADR)	2,412	430,971
Teradata Corp.*	4,300	154,155
Trade Desk, Inc. (The), Class A (x)*	28,800	6,560,064
Tyler Technologies, Inc.*	2,046	441,977
VMware, Inc., Class A	19,288	3,225,147
Workday, Inc., Class A*	52,940	10,883,405
Zendesk, Inc.*	106,900	9,517,307
Zix Corp.*	6,336	57,594
Zoom Video Communications, Inc., Class A (x)*	421	37,381
Zscaler, Inc. (x)*	2,500	191,600

		209,153,289

Technology Hardware, Storage & Peripherals (4.8%)
Apple, Inc.	247,408	48,966,991
Dell Technologies, Inc., Class C*	4,600	233,680
HP, Inc.	8,900	185,031
NCR Corp.*	5,700	177,270
NetApp, Inc.	11,700	721,890
Seagate Technology plc	173,616	8,180,786
Western Digital Corp.	48,711	2,316,208

		60,781,856

Total Information Technology		452,416,078

Materials (1.0%)
Chemicals (0.5%)
Air Products & Chemicals, Inc.	1,300	294,281
Axalta Coating Systems Ltd.*	7,500	223,275
CF Industries Holdings, Inc.	4,000	186,840
Ecolab, Inc.	10,540	2,081,018
Ingevity Corp.*	2,200	231,374
NewMarket Corp.	462	185,234
PPG Industries, Inc.	3,184	371,605
RPM International, Inc.	2,678	163,652
Scotts Miracle-Gro Co. (The)	2,400	236,400
Sherwin-Williams Co. (The)	3,706	1,698,423
WR Grace & Co.	3,000	228,330

		5,900,432

Construction Materials (0.1%)
Eagle Materials, Inc.	2,161	200,325
Martin Marietta Materials, Inc.	806	185,468
Vulcan Materials Co.	5,700	782,667

		1,168,460

Containers & Packaging (0.1%)
Avery Dennison Corp.	3,900	451,152
Ball Corp.	13,900	972,861
Berry Global Group, Inc.*	100	5,259
Crown Holdings, Inc.*	6,200	378,820

		1,808,092

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	155,753	1,808,292
Nucor Corp.	20,086	1,106,739
Royal Gold, Inc.	2,200	225,478
Southern Copper Corp.	4,800	186,480

		3,326,989

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	7,000	183,540

Total Materials		12,387,513

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
American Homes 4 Rent (REIT), Class A	7,700	187,187
American Tower Corp. (REIT)	19,167	3,918,693
Americold Realty Trust (REIT)	6,600	213,972
CoreSite Realty Corp. (REIT)	1,600	184,272
Crown Castle International Corp. (REIT)	17,432	2,272,261
EastGroup Properties, Inc. (REIT)	1,700	197,166
Equinix, Inc. (REIT)	3,407	1,718,116
Equity LifeStyle Properties, Inc. (REIT)	3,808	462,063
Extra Space Storage, Inc. (REIT)	5,700	604,770

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Industrial Realty Trust, Inc. (REIT)	5,600	$205,744
Iron Mountain, Inc. (REIT)	6,100	190,930
Lamar Advertising Co. (REIT), Class A	3,498	282,324
PS Business Parks, Inc. (REIT)	1,100	185,383
Public Storage (REIT)	4,719	1,123,924
Ryman Hospitality Properties, Inc. (REIT)	2,400	194,616
SBA Communications Corp. (REIT)*	5,266	1,184,007
Simon Property Group, Inc. (REIT)	12,362	1,974,953
Sun Communities, Inc. (REIT)	1,500	192,285
UDR, Inc. (REIT)	4,200	188,538

		15,481,204

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	5,669	290,820
Cushman & Wakefield plc*	10,700	191,316
Howard Hughes Corp. (The)*	1,400	173,376

		655,512

Total Real Estate		16,136,716

Utilities (0.2%)
Gas Utilities (0.0%)
New Jersey Resources Corp.	4,300	214,011
Southwest Gas Holdings, Inc.	2,100	188,202

		402,213

Independent Power and Renewable Electricity Producers (0.0%)
Ormat Technologies, Inc.	3,000	190,170

Multi-Utilities (0.1%)
Sempra Energy	8,951	1,230,226

Water Utilities (0.1%)
American Water Works Co., Inc.	6,334	734,744

Total Utilities		2,557,353

Total Common Stocks (98.4%) (Cost $642,130,656)		1,243,972,046

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	2,622,879	2,623,929

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $1,000,217, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $1,020,000. (xx)	$1,000,000	1,000,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $100,023, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $102,001. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $2,000,937, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $2,040,000. (xx)	2,000,000	2,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $4,144,956, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $4,227,855. (xx)	4,144,092	4,144,092
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $300,063, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $307,211. (xx)	300,000	300,000

Total Repurchase Agreements		7,544,092

Total Short-Term Investments (0.8%) (Cost $10,168,021)		10,168,021

Total Investments in Securities (99.2%) (Cost $652,298,677)		1,254,140,067
Other Assets Less Liabilities (0.8%)		10,455,821

Net Assets (100%)		$1,264,595,888

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,482,960.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $25,001,757. This was collateralized by $18,413,843 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $7,544,092 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	17	9/2019	USD	2,615,875	28,855
S&P 500 E-Mini Index	24	9/2019	USD	3,533,040	34,056
S&P Midcap 400 E-Mini Index	8	9/2019	USD	1,560,000	16,039

					78,950

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$159,398,114	$—	$—	$159,398,114
Consumer Discretionary	168,565,319	—	—	168,565,319
Consumer Staples	37,101,135	—	—	37,101,135
Energy	18,814,957	—	—	18,814,957
Financials	40,447,789	—	—	40,447,789
Health Care	227,374,221	—	—	227,374,221
Industrials	108,772,851	—	—	108,772,851
Information Technology	452,416,078	—	—	452,416,078
Materials	12,387,513	—	—	12,387,513
Real Estate	16,136,716	—	—	16,136,716
Utilities	2,557,353	—	—	2,557,353
Futures	78,950	—	—	78,950
Short-Term Investments
Investment Company	2,623,929	—	—	2,623,929
Repurchase Agreements	—	7,544,092	—	7,544,092

Total Assets	$1,246,674,925	$7,544,092	$—	$1,254,219,017

Total Liabilities	$—	$—	$—	$—

Total	$1,246,674,925	$7,544,092	$—	$1,254,219,017

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$78,950	*

Total		$78,950

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$591,974	$591,974

Total	$591,974	$591,974

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$225,632	$225,632

Total	$225,632	$225,632

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $5,627,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$353,559,502
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$401,474,669

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$613,308,649
Aggregate gross unrealized depreciation	(15,115,051)

Net unrealized appreciation	$598,193,598

Federal income tax cost of investments in securities and derivative instruments, if applicable	$656,025,419

For the six months ended June 30, 2019, the Portfolio incurred approximately $1,697 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $644,754,585)	$1,246,595,975
Repurchase Agreements (Cost $7,544,092)	7,544,092
Cash	17,913,463
Receivable for securities sold	80,091,118
Dividends, interest and other receivables	657,998
Receivable for Portfolio shares sold	79,858
Due from broker for futures variation margin	20,983
Securities lending income receivable	8,915
Other assets	13,537

Total assets	1,352,925,939

LIABILITIES
Payable for securities purchased	79,376,854
Payable for return of collateral on securities loaned	7,544,092
Investment management fees payable	585,322
Payable for Portfolio shares redeemed	285,254
Distribution fees payable – Class IA	233,217
Administrative fees payable	124,411
Distribution fees payable – Class IB	20,095
Trustees’ fees payable	17,475
Accrued expenses	143,331

Total liabilities	88,330,051

NET ASSETS	$1,264,595,888

Net assets were comprised of:
Paid in capital	$616,234,732
Total distributable earnings (loss)	648,361,156

Net assets	$1,264,595,888

Class IA
Net asset value, offering and redemption price per share, $1,157,350,796 / 17,381,911 shares outstanding (unlimited amount authorized: $0.01 par value)	$66.58

Class IB
Net asset value, offering and redemption price per share, $99,580,138 / 1,526,508 shares outstanding (unlimited amount authorized: $0.01 par value)	$65.23

Class K
Net asset value, offering and redemption price per share, $7,664,954 / 115,329 shares outstanding (unlimited amount authorized: $0.01 par value)	$66.46

(x)	Includes value of securities on loan of $25,001,757.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $10,204 foreign withholding tax)	$6,373,010
Interest	156,804
Securities lending (net)	99,996

Total income	6,629,810

EXPENSES
Investment management fees	3,474,823
Distribution fees – Class IA	1,383,199
Administrative fees	747,721
Distribution fees – Class IB	119,805
Custodian fees	94,703
Printing and mailing expenses	49,485
Professional fees	40,211
Trustees’ fees	18,431
Miscellaneous	13,148

Total expenses	5,941,526

NET INVESTMENT INCOME (LOSS)	688,284

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	65,478,877
Futures contracts	591,974

Net realized gain (loss)	66,070,851

Change in unrealized appreciation (depreciation) on:
Investments in securities	161,575,572
Futures contracts	225,632

Net change in unrealized appreciation (depreciation)	161,801,204

NET REALIZED AND UNREALIZED GAIN (LOSS)	227,872,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$228,560,339

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$688,284	$1,932,433
Net realized gain (loss)	66,070,851	124,380,670
Net change in unrealized appreciation (depreciation)	161,801,204	(119,985,607)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	228,560,339	6,327,496

Distributions to shareholders:
Class IA	—	(110,680,531)
Class IB	—	(9,726,200)
Class K	—	(708,274)

Total distributions to shareholders	—	(121,115,005)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 144,637 and 257,835 shares, respectively ]	8,878,854	17,093,521
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,906,391 shares, respectively ]	—	110,680,531
Capital shares repurchased [ (834,230) and (1,755,295) shares, respectively ]	(52,462,339)	(117,030,456)

Total Class IA transactions	(43,583,485)	10,743,596

Class IB
Capital shares sold [ 83,752 and 328,643 shares, respectively ]	5,108,503	21,886,718
Capital shares issued in reinvestment of dividends and distributions [ 0 and 170,994 shares, respectively ]	—	9,726,200
Capital shares repurchased [ (147,120) and (379,123) shares, respectively ]	(9,096,540)	(25,039,038)

Total Class IB transactions	(3,988,037)	6,573,880

Class K
Capital shares sold [ 11,595 and 19,165 shares, respectively ]	728,885	1,256,283
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,239 shares, respectively ]	—	708,274
Capital shares repurchased [ (9,594) and (25,095) shares, respectively ]	(595,934)	(1,712,518)

Total Class K transactions	132,951	252,039

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(47,438,571)	17,569,515

TOTAL INCREASE (DECREASE) IN NET ASSETS	181,121,768	(97,217,994)
NET ASSETS:
Beginning of period	1,083,474,120	1,180,692,114

End of period	$1,264,595,888	$1,083,474,120

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IA		2018	2017		2016	2015		2014
Net asset value, beginning of period	$54.88	$61.46	$47.22		$45.89	$44.20		$39.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.10	0.09		0.23	0.07		0.05
Net realized and unrealized gain (loss)	11.66	0.14	14.24		1.35	1.70		4.21

Total from investment operations	11.70	0.24	14.33		1.58	1.77		4.26

Less distributions:
Dividends from net investment income	—	(0.09)	(0.09)		(0.25)	(0.08)		(0.04)
Distributions from net realized gains	—	(6.73)	—		—	—		—

Total dividends and distributions	—	(6.82)	(0.09)		(0.25)	(0.08)		(0.04)

Net asset value, end of period	$66.58	$54.88	$61.46		$47.22	$45.89		$44.20

Total return (b)	21.34%	(0.22)%	30.34	%(bb)	3.44%	4.00	%(aa)	10.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,157,351	$991,788	$1,085,470		$914,837	$977,594		$1,029,733
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%	0.98%	0.99%		1.00%	0.98%		1.03%
Before waivers (a)(f)	0.98%	0.98%	0.99%		1.00%	0.98%		1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.11%	0.15%	0.16%		0.52%	0.16%		0.12%
Before waivers (a)(f)	0.11%	0.15%	0.16%		0.52%	0.16%		0.12%
Portfolio turnover rate (z)^	30%	45%	47%		63%	65%		54%

See Notes to Financial Statements.

1468

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018	2017		2016	2015		2014
Net asset value, beginning of period	$53.77	$60.34	$46.36		$45.06	$43.40		$39.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.10	0.08		0.23	0.07		0.05
Net realized and unrealized gain (loss)	11.43	0.15	13.99		1.32	1.66		4.14

Total from investment operations	11.46	0.25	14.07		1.55	1.73		4.19

Less distributions:
Dividends from net investment income	—	(0.09)	(0.09)		(0.25)	(0.07)		(0.04)
Distributions from net realized gains	—	(6.73)	—		—	—		—

Total dividends and distributions	—	(6.82)	(0.09)		(0.25)	(0.07)		(0.04)

Net asset value, end of period	$65.23	$53.77	$60.34		$46.36	$45.06		$43.40

Total return (b)	21.33%	(0.20)%	30.35	%(bb)	3.43%	4.00	%(aa)	10.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$99,580	$85,486	$88,662		$74,656	$81,898		$84,253
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%	0.98%	0.99%		1.00%	0.98%		1.03%
Before waivers (a)(f)	0.98%	0.98%	0.99%		1.00%	0.98%		1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.11%	0.16%	0.16%		0.51%	0.16%		0.12%
Before waivers (a)(f)	0.11%	0.16%	0.16%		0.51%	0.16%		0.12%
Portfolio turnover rate (z)^	30%	45%	47%		63%	65%		54%

See Notes to Financial Statements.

1469

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class K		2018	2017		2016	2015		2014
Net asset value, beginning of period	$54.71	$61.29	$47.08		$45.76	$44.20		$39.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.27	0.22		0.35	0.19		0.15
Net realized and unrealized gain (loss)	11.64	0.14	14.21		1.34	1.56		4.22

Total from investment operations	11.75	0.41	14.43		1.69	1.75		4.37

Less distributions:
Dividends from net investment income	—	(0.26)	(0.22)		(0.37)	(0.19)		(0.15)
Distributions from net realized gains	—	(6.73)	—		—	—		—

Total dividends and distributions	—	(6.99)	(0.22)		(0.37)	(0.19)		(0.15)

Net asset value, end of period	$66.46	$54.71	$61.29		$47.08	$45.76		$44.20

Total return (b)	21.48%	0.05%	30.66	%(bb)	3.69%	3.97	%(aa)	10.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,665	$6,201	$6,560		$4,681	$5,162		$6,902
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%	0.73%	0.74%		0.75%	0.73%		0.78%
Before waivers (a)(f)	0.73%	0.73%	0.74%		0.75%	0.73%		0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.36%	0.41%	0.41%		0.77%	0.41%		0.36%
Before waivers (a)(f)	0.36%	0.41%	0.41%		0.77%	0.41%		0.36%
Portfolio turnover rate (z)^	30%	45%	47%		63%	65%		54%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 3.82% for Class IA, 3.81% for Class IB and 3.79% for Class K.
(bb)	Includes a litigation payment. Without this payment, the total return would have been 29.90% for Class IA, 29.89% for Class IB and 30.23% for Class K.

See Notes to Financial Statements.

1470

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
U.S. Treasury Obligations	27.4%
Mortgage-Backed Securities	20.4
Collateralized Mortgage Obligations	12.7
Financials	12.5
Asset-Backed Securities	7.6
Commercial Mortgage-Backed Securities	5.0
Health Care	2.5
Foreign Government Securities	2.4
Information Technology	2.4
Industrials	2.4
Communication Services	2.1
Energy	2.1
Consumer Staples	1.8
Utilities	1.7
Municipal Bonds	1.6
Real Estate	1.6
Consumer Discretionary	1.1
Supranational	0.6
Materials	0.5
U.S. Government Agency Securities	0.5
Repurchase Agreements	0.4
Investment Company	0.4
Options Purchased	0.0 #
Cash and Other	(9.7)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,054.50	$4.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.20	4.64
Class IB
Actual	1,000.00	1,054.40	4.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.20	4.64
Class K
Actual	1,000.00	1,055.80	3.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.44	3.39

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.93%, 0.93% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1471

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.6%)
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§		$287,696	$302,080
Series 2015-2 B 5.000%, 12/15/23§		21,600	22,237
Series 2017-1 AA 3.300%, 1/15/30§		19,488	19,608
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25		300,813	313,357
Series 2015-1 B 3.700%, 5/1/23		47,944	48,059
Series 2015-2 AA 3.600%, 9/22/27		102,951	106,677
Series 2015-2 B 4.400%, 9/22/23		132,077	134,824
Series 2016-1 B 5.250%, 1/15/24		1,497	1,573
Series 2016-2 B 4.375%, 6/15/24§		46,500	47,676
Series 2016-3 AA 3.000%, 10/15/28		4,485	4,468
Series 2017-1 B 4.950%, 2/15/25		12,484	13,031
Series 2017-2 B 3.700%, 10/15/25		4,494	4,468
Apidos CLO XVI,
Series 2013-16A A1R 3.571%, 1/19/25 (l)§		41,408	41,410
Series 2013-16A BR 4.542%, 1/19/25 (l)§		250,000	249,991
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2018-FL1 A 3.544%, 6/15/28 (l)§		223,000	223,485
ASSURANT CLO III Ltd.,
Series 2018-2A A 3.822%, 10/20/31 (l)§		500,000	497,878
Atlas Senior Loan Fund X Ltd.,
Series 2018-10A A 3.687%, 1/15/31 (l)§		500,000	494,052
B&M CLO Ltd.,
Series 2014-1A A1R 3.331%, 4/16/26 (l)§		239,571	239,103
B2R Mortgage Trust,
Series 2015-1 A1 2.524%, 5/15/48§		10,130	10,090
Series 2015-2 A 3.336%, 11/15/48§		44,342	44,364
Series 2016-1 A 2.567%, 6/15/49§		379,577	378,386
Cent CLO 19 Ltd.,
Series 2013-19A A1A 3.912%, 10/29/25 (l)§		167,684	167,859
CFIP CLO Ltd.,
Series 2013-1A AR 3.931%, 4/20/29 (l)§		500,000	500,040
Chapel BV,
Series 2007 A2 0.049%, 7/17/66 (l)(m)	EUR	116,220	132,131
CIFC Funding Ltd.,
Series 2015-2A AR 3.377%, 4/15/27 (l)§		$600,000	$597,746
Series 2015-5A A1R 3.440%, 10/25/27 (l)§		600,000	596,400
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1 2.694%, 10/25/36 (l)		2,956,399	2,941,952
CLI Funding VI LLC,
Series 2019-1A A 3.710%, 5/18/44§		495,187	501,558
Continental Airlines Pass-Through Trust,
Series 2012-1 B 6.250%, 4/11/20		392	397
Cork Street CLO Designated Activity Co.,
Series 1A A1BE 0.760%, 11/27/28 (l)§	EUR	500,000	568,634
Crown Castle Towers LLC,
3.222%, 5/15/22§		$400,000	406,246
CSMC Trust,
Series 2018-RPL8 A1 4.125%, 7/25/58 (l)§		1,378,954	1,399,094
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R 3.751%, 1/16/26 (l)§		257,606	257,638
Dorchester Park CLO DAC,
Series 2015-1A AR 3.492%, 4/20/28 (l)§		500,000	498,149
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A 5.250%, 5/30/23§		754,452	770,220
Driver Australia Five Trust,
Series 5 A 2.165%, 7/21/26 (l)	AUD	491,777	344,816
Earnest Student Loan Program LLC,
Series 2016-C A2 2.680%, 7/25/35§		$414,537	414,461
Elevation CLO Ltd.,
Series 2018-9A A1 3.717%, 7/15/31 (l)§		500,000	494,445
Elm Park CLO DAC,
Series 1A A1R 0.620%, 4/16/29 (l)§	EUR	500,000	570,026
Emerald Bay SA,
(Zero Coupon), 10/8/20§		582,000	638,629
Evans Grove CLO Ltd.,
Series 2018-1A A1 3.441%, 5/28/28 (l)§		$500,000	496,924
Figueroa CLO Ltd.,
Series 2013-2A A1RR 3.237%, 6/20/27 (l)§		500,000	498,354
Flagship Credit Auto Trust,
Series 2016-3 B 2.430%, 6/15/21§		379,108	379,044
Flagship VII Ltd.,
Series 2013-7A A1R 3.711%, 1/20/26 (l)§		78,210	78,214
Ford Credit Auto Owner Trust,
Series 2014-2 A 2.310%, 4/15/26§		500,000	499,638

See Notes to Financial Statements.

1472

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
GMF Floorplan Owner Revolving Trust,
Series 2018-2 A2 2.774%, 3/15/23 (l)§	$600,000	$600,303
GPMT Ltd.,
Series 2019-FL2 A 3.694%, 2/22/36 (l)§	221,000	221,965
GSAA Home Equity Trust,
Series 2006-5 2A1 2.474%, 3/25/36 (l)	14,141	7,610
Series 2007-10 A2A 6.500%, 11/25/37	2,457,817	1,802,485
Series 2007-8 A2 2.754%, 8/25/37 (l)	460,497	454,286
Hardee’s Funding LLC,
Series 2018-1A A2I 4.250%, 6/20/48§	496,250	509,712
ICG US CLO Ltd.,
Series 2015-2A AR 3.451%, 1/16/28 (l)§	600,000	597,419
Invitation Homes Trust,
Series 2017-SFR2 E 4.644%, 12/17/36 (l)§	421,712	422,762
Series 2018-SFR3 A 3.394%, 7/17/37 (l)§	117,187	117,065
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR 3.287%, 7/15/26 (l)§	231,220	230,552
Jamestown CLO VI-R Ltd.,
Series 2018-6RA A1 3.730%, 4/25/30 (l)§	500,000	497,299
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A 3.438%, 1/17/28 (l)§	600,000	595,815
Labrador Aviation Finance Ltd.,
Series 2016-1A A1 4.300%, 1/15/42§	2,546,875	2,624,101
Latam Airlines Pass-Through Trust,
Series 2015-1 B 4.500%, 11/15/23	331,522	327,792
Lendmark Funding Trust,
Series 2017-2A A 2.800%, 5/20/26§	1,000,000	999,744
LoanCore Issuer Ltd.,
Series 2018-CRE1 A 3.524%, 5/15/28 (l)§	500,000	500,935
Series 2018-CRE1 AS 3.894%, 5/15/28 (l)§	297,000	297,742
Series 2019-CRE2 AS 3.894%, 5/9/36 (l)§	246,000	246,690
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R 3.497%, 4/15/28 (l)§	600,000	594,941
LP Credit Card ABS Master Trust,
Series 2018-1 A 4.053%, 8/20/24 (l)§	551,598	545,751
Marathon CLO V Ltd.,
Series 2013-5A A1R 3.392%, 11/21/27 (l)§	500,000	496,507
Marathon CLO VII Ltd.,
Series 2014-7A A1R 3.902%, 10/28/25 (l)§	485,764	485,849
Marlette Funding Trust,
Series 2018-1A A 2.610%, 3/15/28§	91,605	91,547
Midocean Credit CLO IX,
Series 2018-9A A1 3.742%, 7/20/31 (l)§	500,000	495,201
Midocean Credit Clo VIII,
Series 2018-8A A1 3.670%, 2/20/31 (l)§	500,000	497,876
Monarch Grove CLO Ltd.,
Series 2018-1A A1 3.460%, 1/25/28 (l)§	400,000	398,050
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR 3.801%, 4/18/25 (l)§	246,099	246,115
MP CLO III Ltd.,
Series 2013-1A AR 3.841%, 10/20/30 (l)§	2,000,000	1,992,670
MP CLO IV Ltd.,
Series 2013-2A ARR 3.860%, 7/25/29 (l)§	500,000	498,815
Navient Private Education Loan Trust,
Series 2014-CTA B 4.144%, 10/17/44 (l)§	100,000	100,525
Navient Student Loan Trust,
Series 2018-2A A1 2.644%, 3/25/67 (l)§	33,381	33,376
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A 2.724%, 2/25/37 (l)	2,347,946	2,205,173
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1 3.692%, 4/19/31 (l)§	500,000	494,025
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A A1R 3.447%, 7/15/27 (l)§	400,000	398,804
OFSI Fund IX Ltd.,
Series 2018-1A A 3.747%, 7/15/31 (l)§	500,000	496,701
OneMain Direct Auto Receivables Trust,
Series 2018-1A A 3.430%, 12/16/24§	500,000	507,106
OneMain Financial Issuance Trust,
Series 2015-1A B 3.850%, 3/18/26§	296,344	296,798
Series 2017-1A A1 2.370%, 9/14/32§	1,000,000	997,521
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1 3.480%, 7/25/29 (l)	224,217	225,618
Progress Residential Trust,
Series 2015-SFR2 A 2.740%, 6/12/32§	98,140	98,020
Prosper Marketplace Issuance Trust,
Series 2018-1A A 3.110%, 6/17/24§	28,459	28,471
PRPM LLC,
Series 2017-2A A1 3.470%, 9/25/22 (e)§	1,448,114	1,449,469
Prudential plc,
Series 2018-1A A 3.747%, 7/15/31 (l)§	500,000	495,218

See Notes to Financial Statements.

1473

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
RASC Trust,
Series 2007-EMX1 A13 2.604%, 1/25/37 (l)	$2,632,680	$2,415,326
Series 2007-KS3 AI3 2.654%, 4/25/37 (l)	1,929,616	1,887,251
Rockford Tower CLO Ltd.,
Series 2018-1A A 3.620%, 5/20/31 (l)§	500,000	495,270
Scholar Funding Trust,
Series 2013-A A 3.052%, 1/30/45 (l)§	135,246	134,352
SLM Private Credit Student Loan Trust,
Series 2005-A A3 2.610%, 6/15/23 (l)	28,760	28,690
Series 2006-B A5 2.680%, 12/15/39 (l)	82,252	80,186
SLM Private Education Loan Trust,
Series 2011-C A2A 5.644%, 10/17/44 (l)§	30,634	31,024
Series 2013-B A2A 1.850%, 6/17/30§	62,017	61,946
Series 2013-C A2B 3.794%, 10/15/31 (l)§	13,101	13,113
SLM Student Loan Trust,
Series 2005-7 A4 2.730%, 10/25/29 (l)	387,402	383,347
SMB Private Education Loan Trust,
Series 2015-B B 3.500%, 12/17/40§	100,000	103,179
SoFi Consumer Loan Program LLC,
Series 2017-6 A1 2.200%, 11/25/26§	32,643	32,612
SoFi Professional Loan Program LLC,
Series 2016-D A1 3.354%, 1/25/39 (l)§	143,196	143,477
Series 2017-F BFX 3.620%, 1/25/41§	1,000,000	1,034,332
SoFi Professional Loan Program Trust,
Series 2018-B A1FX 2.640%, 8/25/47§	339,889	340,611
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A 3.766%, 10/26/31 (l)§	500,000	495,998
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A 3.751%, 4/18/31 (l)§	500,000	496,946
Staniford Street CLO Ltd.,
Series 2014-1A AR 3.590%, 6/15/25 (l)§	178,347	178,444
Steele Creek CLO Ltd.,
Series 2014-1RA A 3.661%, 4/21/31 (l)§	500,000	496,034
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R 3.738%, 1/17/26 (l)§	268,839	269,409
Series 2013-1A A2R 3.758%, 1/17/26 (l)§	268,839	267,682
Symphony CLO XVII Ltd.,
Series 2016-17A AR 3.477%, 4/15/28 (l)§	600,000	598,097
Telos CLO Ltd.,
Series 2014-5A A1R 3.538%, 4/17/28 (l)§	600,000	597,919
Textainer Marine Containers VII Ltd.,
Series 2019-1A A 3.960%, 4/20/44§	740,000	761,339
TICP CLO II-2 Ltd.,
Series 2018-IIA A1 3.431%, 4/20/28 (l)§	600,000	595,129
TICP CLO III-2 Ltd.,
Series 2018-3R A 3.431%, 4/20/28 (l)§	400,000	398,020
Turkish Airlines Pass-Through Trust,
Series 2015-1 A 4.200%, 3/15/27§	671,398	617,686
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1 3.227%, 5/14/26	72,036	74,438
United Airlines Pass-Through Trust,
Series 2015-1 AA 3.450%, 12/1/27	12,824	13,105
Series 2016-2 AA 2.875%, 10/7/28	18,414	18,228
Series 2016-2 B 3.650%, 10/7/25	4,358	4,364
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	9,991	10,384
Series 2004-20C 1 4.340%, 3/1/24	128,463	131,861
Series 2005-20B 1 4.625%, 2/1/25	12,942	13,422
Series 2008-20G 1 5.870%, 7/1/28	172,708	186,628
US Airways Pass-Through Trust,
Series 2013-1 B 5.375%, 11/15/21	8,200	8,519
Venture XII CLO Ltd.,
Series 2012-12A ARR 3.321%, 2/28/26 (l)§	576,551	574,510
Venture XVI CLO Ltd.,
Series 2014-16A ARR 3.447%, 1/15/28 (l)§	600,000	597,432
Venture XVII CLO Ltd.,
Series 2014-17A ARR 3.477%, 4/15/27 (l)§	500,000	497,636
Vericrest Opportunity Loan Trust,
Series 2019-NPL3 A1 3.967%, 3/25/49 (e)§	1,958,683	1,969,488
Vibrant CLO Ltd.,
Series 2018-10A A1 3.791%, 10/20/31 (l)§	500,000	496,419
VOLT LXIX LLC,
Series 2018-NPL5 A1A 4.213%, 8/25/48 (e)§	878,666	886,298
VOLT LXXII LLC,
Series 2018-NPL8 A1A 4.213%, 10/26/48 (e)§	1,563,440	1,572,641
Wellfleet CLO Ltd.,
Series 2017-2A A1 3.841%, 10/20/29 (l)§	500,000	499,430

See Notes to Financial Statements.

1474

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
WhiteHorse X Ltd.,
Series 2015-10A A1R 3.518%, 4/17/27 (l)§		$500,000	$498,765
World Omni Auto Receivables Trust,
Series 2018-B A2 2.570%, 7/15/21		248,222	248,320

Total Asset-Backed Securities			63,433,163

Collateralized Mortgage Obligations (12.7%)
Alternative Loan Trust,
Series 2006-OA22 A1 2.564%, 2/25/47 (l)		49,619	47,835
Series 2006-OA6 1A2 2.614%, 7/25/46 (l)		29,418	28,531
Series 2007-OH1 A1D 2.614%, 4/25/47 (l)		55,992	49,444
American Home Mortgage Investment Trust,
Series 2004-3 5A 4.213%, 10/25/34 (l)		2,663	2,663
Series 2006-1 2A1 4.294%, 12/25/35 (l)		2,928,267	1,305,230
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 4.654%, 7/25/36 (l)		2,125,049	2,065,458
Bear Stearns ARM Trust,
Series 2004-8 11A2 4.677%, 11/25/34 (l)		386,115	384,603
Series 2005-1 2A1 4.377%, 3/25/35 (l)		195,122	198,166
Chase Mortgage Finance Trust,
Series 2007-S3 1A12 6.000%, 5/25/37		2,187,625	1,651,683
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35		1,119,480	1,125,507
Series 2005-24 A1 5.500%, 11/25/35		615,132	536,524
Citigroup Mortgage Loan Trust,
Series 2018-C A1 4.125%, 3/25/59 (e)§		1,935,739	1,957,858
Series 2019-B A1 3.258%, 4/25/66 (l)§		2,000,000	1,999,292
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8 6.000%, 9/25/36		2,207,117	2,109,491
CSMC Trust,
Series 2011-17R 1A2 5.750%, 2/27/37§		1,700,630	1,905,672
Series 2014-WIN1 2A4 3.000%, 9/25/44 (l)§		651,869	644,216
Series 2015-1 A1 2.500%, 1/25/45 (l)§		1,344,147	1,292,753
Series 2019-JR1 4.095%, 9/27/66 (l)		2,442,420	2,460,325
Eurohome UK Mortgages plc,
Series 2007-1 A 0.937%, 6/15/44 (l)(m)	GBP	359,009	439,985
EuroMASTR plc,
Series 2007-1V A2 0.988%, 6/15/40 (l)(m)		227,024	273,429
Eurosail-UK plc,
Series 2007-4X A3 1.743%, 6/13/45 (l)(m)	GBP	641,656	803,145
FHLMC,
Series 2708 ZD 5.500%, 11/15/33		$1,561,020	1,709,348
Series 4316 BZ 3.000%, 3/15/44		4,763,327	4,758,838
Series 4430 NZ 3.000%, 1/15/45		2,282,981	2,280,540
Series 4438 B 3.000%, 10/15/43		1,357,391	1,388,497
Series 4440 ZD 2.500%, 2/15/45		6,685,761	6,349,304
Series 4499 AB 3.000%, 6/15/42		1,847,229	1,880,869
Series 4610 KA 2.500%, 5/15/39		2,884,763	2,909,663
Series 4624 GA 2.500%, 4/15/40		1,471,713	1,479,980
Series 4750 PA 3.000%, 7/15/46		3,583,946	3,623,469
Series 4791 JT 3.000%, 5/15/48		4,489,351	4,545,924
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37		1,041,499	756,007
FNMA,
Series 2012-103 ZP 3.000%, 9/25/42		920,483	892,045
Series 2012-150 KA 1.750%, 1/25/43		4,216,950	4,141,602
Series 2013-123 PZ 2.700%, 3/25/43		4,698,701	4,632,537
Series 2015-11 A 3.000%, 5/25/34		1,864,996	1,922,385
Series 2016-72 PA 3.000%, 7/25/46		3,173,388	3,221,198
Series 2016-81 PA 3.000%, 2/25/44		2,327,713	2,382,947
Series 2017-4 CH 3.000%, 6/25/42		3,147,953	3,179,180
Series 2017-79 VB 3.000%, 1/25/38		3,600,000	3,623,671
GMACM Mortgage Loan Trust,
Series 2005-AF2 A1 6.000%, 12/25/35		863,436	849,847
GNMA,
Series 2013-116 LS 3.767%, 8/20/43IO IO (l)		2,307,334	390,672
Series 2013-26 MS 3.867%, 2/20/43IO IO (l)		2,192,500	375,680
Series 2014-20 TS 3.717%, 2/20/44IO IO (l)		2,174,870	342,040
Series 2015-H15 FC 3.047%, 6/20/65 (l)		362,328	361,773
Series 2015-H16 FM 3.067%, 7/20/65 (l)		598,022	597,596
Series 2015-H18 FB 3.067%, 7/20/65 (l)		350,884	350,654

See Notes to Financial Statements.

1475

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2015-H19 FK 3.067%, 8/20/65 (l)		$651,402	$650,963
Series 2015-H20 FB 3.067%, 8/20/65 (l)		383,471	383,213
Series 2015-H20 FC 3.087%, 8/20/65 (l)		1,501,060	1,501,192
Series 2015-H22 FC 3.067%, 9/20/65 (l)		740,457	739,908
Series 2015-H29 FA 3.167%, 10/20/65 (l)		79,145	79,272
Series 2016-H11 F 3.267%, 5/20/66 (l)		425,743	428,853
Series 2016-H14 FA 3.267%, 6/20/66 (l)		441,766	445,038
Series 2016-H15 FA 3.267%, 7/20/66 (l)		514,749	517,419
Series 2016-H19 FE 2.837%, 6/20/61 (l)		25,183	25,177
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC 2.532%, 6/18/39 (l)(m)		528,844	513,791
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.500%, 9/25/35 (l)		60,297	61,877
Series 2006-AR2 2A1 4.178%, 4/25/36 (l)		66,736	59,618
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 4.280%, 1/19/35 (l)		236,204	238,442
Impac CMB Trust,
Series 2003-8 2A1 3.304%, 10/25/33 (l)		1,526	1,531
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1 3.840%, 6/25/37 (l)		1,191,424	1,009,223
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4 2.674%, 2/25/37 (l)		1,641,047	1,271,711
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 0.683%, 11/25/36§		1,700,141	1,397,603
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		994,581	783,911
Series 2006-A3 6A1 4.184%, 8/25/34 (l)		37,040	37,183
Series 2007-A1 3A3 4.536%, 7/25/35 (l)		49,826	51,460
Series 2017-3 1A6 3.000%, 8/25/47 (l)§		307,452	308,221
Kensington Mortgage Securities plc,
Series 2007-1X A3C 2.598%, 6/14/40 (l)(m)		250,424	245,599
Ludgate Funding plc,
Series 2007-1 A2A 1.001%, 1/1/61 (l)(m)	GBP	123,537	146,687
Series 2008-W1X A1 1.441%, 1/1/61 (l)(m)		318,443	392,541
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$183,037	192,319
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A 4.044%, 12/25/32 (l)		13,237	13,403
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 2.780%, 4/16/36 (l)§		390,686	341,204
MortgageIT Trust,
Series 2005-4 A1 2.684%, 10/25/35 (l)		331,116	329,818
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52 (l)§		649,333	671,910
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-AP1 A2 5.515%, 1/25/36 (l)		3,852,976	1,960,342
Series 2006-AP1 A5 5.559%, 1/25/36 (e)		2,373,868	1,208,372
Nomura Resecuritization Trust,
Series 2014-7R 2A3 2.630%, 12/26/35 (l)§		272,470	270,705
PRPM LLC,
Series 2019-1A A1 4.500%, 1/25/24 (e)§		1,691,324	1,711,374
RBSSP Resecuritization Trust,
Series 2009-12 18A1 4.642%, 12/25/35 (l)§		88,426	90,789
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 2.744%, 6/25/35 (l)§		64,670	61,997
Series 2006-R1 AF1 2.744%, 1/25/36 (l)§		220,236	214,356
Residential Asset Securitization Trust,
Series 2006-A9CB A7 6.000%, 9/25/36		4,352,456	2,475,175
Resloc UK plc,
Series 2007-1X A3B 0.946%, 12/15/43 (l)(m)	GBP	129,902	156,254
RFMSI Trust,
Series 2006-SA2 3A1 5.257%, 8/25/36 (l)		$913,540	856,231
Sequoia Mortgage Trust,
Series 10 2A1 3.143%, 10/20/27 (l)		2,509	2,432
Series 2003-4 2A1 2.733%, 7/20/33 (l)		13,434	13,161
Series 6 A 3.030%, 4/19/27 (l)		171,814	169,080
Shellpoint Co-Originator Trust,
Series 2017-1 A4 3.500%, 4/25/47 (l)§		2,253,412	2,266,551
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A 4.382%, 4/25/34 (l)		359,034	364,185
Series 2005-19XS 2A1 2.704%, 10/25/35 (l)		307,801	309,243
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 2.640%, 7/19/35 (l)		45,343	44,926
Trinity Square plc,
Series 2015-1A A 1.971%, 7/15/51 (l)§	GBP	161,593	206,239

See Notes to Financial Statements.

1476

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Uropa Securities plc,
Series 2007-1 A3A 1.022%, 10/10/40 (l)(m)	GBP	779,714	$940,138

Total Collateralized Mortgage Obligations			106,388,713

Commercial Mortgage-Backed Securities (5.0%)
1211 Avenue of the Americas Trust,
Series 2015-1211 D 4.280%, 8/10/35 (l)§		$100,000	105,197
20 Times Square Trust,
Series 2018-20TS F 3.203%, 5/15/35 (l)§		112,000	109,292
Series 2018-20TS G 3.203%, 5/15/35 (l)§		112,000	106,936
245 Park Avenue Trust,
Series 2017-245P XA 0.271%, 6/5/37 IO (l)§		1,000,000	14,021
280 Park Avenue Mortgage Trust,
Series 2017-280P D 3.931%, 9/15/34 (l)§		200,000	200,376
Americold 2010 LLC,
Series 2010-ARTA C 6.811%, 1/14/29§		100,000	106,680
AOA Mortgage Trust,
Series 2015-1177 C 3.110%, 12/13/29 (l)§		100,000	100,380
Ashford Hospitality Trust,
Series 2018-ASHF D 4.494%, 4/15/35 (l)§		30,000	30,123
Series 2018-KEYS A 3.394%, 5/15/35 (l)§		600,000	600,380
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D 4.344%, 12/15/36 (l)§		290,000	290,813
Series 2017-ATRM E 5.444%, 12/15/36 (l)§		224,000	225,687
Aventura Mall Trust,
Series 2013-AVM D 3.867%, 12/5/32 (l)§		100,000	102,179
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C 3.727%, 8/14/34 (l)§		100,000	102,809
Series 2017-SCH CL 3.894%, 11/15/32 (l)§		100,000	100,000
Series 2017-SCH DL 4.394%, 11/15/32 (l)§		100,000	100,000
Series 2018-DSNY D 4.094%, 9/15/34 (l)§		200,000	199,756
Series 2019-AHT C 4.394%, 3/15/34 (l)§		100,000	100,253
Banc of America Commercial Mortgage Trust,
Series 2007-1 AMFX 5.482%, 1/15/49 (l)		3,604	3,583
Series 2017-BNK3 XB 0.781%, 2/15/50 IO (l)		1,000,000	43,267
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 A 3.394%, 3/15/36 (l)§		232,130	232,205
Series 2019-CRE5 B 3.894%, 3/15/36 (l)§		234,000	233,999
BANK,
Series 2017-BNK6 XA 1.002%, 7/15/60 IO (l)		3,546,727	182,614
Series 2018-BN10 XA 0.889%, 2/15/61 IO (l)		3,745,691	199,532
Barclays Commercial Mortgage Trust,
Series 2019-C3 C 4.178%, 5/15/52		30,000	31,148
Series 2019-C3 D 3.000%, 5/15/52§		20,000	17,803
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§		900,000	962,582
BBCMS Mortgage Trust,
Series 2017-DELC C 3.594%, 8/15/36 (l)§		53,000	52,922
Series 2017-DELC D 4.094%, 8/15/36 (l)§		60,000	60,000
Series 2017-DELC E 4.894%, 8/15/36 (l)§		122,000	122,154
Series 2017-DELC F 5.894%, 8/15/36 (l)§		121,000	121,153
Series 2018-TALL A 3.116%, 3/15/37 (l)§		15,000	14,944
Series 2018-TALL D 3.843%, 3/15/37 (l)§		40,000	39,987
BBCMS Trust,
Series 2014-BXO E 6.144%, 8/15/27 (l)§		271,000	271,072
Series 2015-SRCH A1 3.312%, 8/10/35§		100,000	103,410
Series 2015-SRCH XA 1.122%, 8/10/35 IO (l)§		1,000,000	61,346
Series 2018-CBM A 3.394%, 7/15/37 (l)§		223,000	222,979
BB-UBS Trust,
Series 2012-SHOW XA 0.730%, 11/5/36 IO (l)§		2,277,000	71,070
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-T26 AM 5.513%, 1/12/45 (l)		12,622	12,630
Benchmark Mortgage Trust,
Series 2019-B9 C 4.971%, 3/15/52 (l)		41,000	45,265
Series 2019-B9 XA 1.215%, 3/15/52 IO (l)		999,122	83,119
BENCHMARK Mortgage Trust,
Series 2018-B3 D 3.057%, 4/10/51§		10,000	9,104
Series 2019-B10 3CCA 4.029%, 3/15/62 (l)§		80,000	81,757
BHMS Mortgage Trust,
Series 2018-ATLS A 3.644%, 7/15/35 (l)§		223,000	223,074
BWAY Mortgage Trust,
Series 2013-1515 A2 3.454%, 3/10/33§		200,000	210,271
Series 2013-1515 C 3.446%, 3/10/33§		100,000	101,759
BX Trust,
Series 2017-APPL D 4.444%, 7/15/34 (l)§		72,250	72,296

See Notes to Financial Statements.

1477

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-APPL E 5.544%, 7/15/34 (l)§	$111,350	$111,630
Series 2017-SLCT D 4.444%, 7/15/34 (l)§	68,000	68,044
Series 2017-SLCT E 5.544%, 7/15/34 (l)§	113,900	114,186
Series 2018-GW A 3.194%, 5/15/35 (l)§	112,000	111,793
Series 2018-GW D 4.164%, 5/15/35 (l)§	112,000	112,562
BXP Trust,
Series 2017-CC D 3.670%, 8/13/37 (l)§	30,000	29,779
Series 2017-GM D 3.539%, 6/13/39 (l)§	80,000	80,882
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D 4.144%, 12/15/37 (l)§	100,000	100,626
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT D 5.671%, 4/10/29 (l)§	10,000	10,263
CD Mortgage Trust,
Series 2006-CD3 AM 5.648%, 10/15/48	77,376	78,685
Series 2017-CD3 A4 3.631%, 2/10/50	10,000	10,661
Series 2017-CD4 A4 3.514%, 5/10/50 (l)	10,000	10,584
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3 3.865%, 1/10/48	10,000	10,692
Series 2016-C4 XA 1.882%, 5/10/58 IO (l)	685,094	61,194
Series 2016-C4 XB 0.889%, 5/10/58 IO (l)	110,000	5,034
Series 2018-TAN C 5.295%, 2/15/33§	100,000	107,143
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC A 3.184%, 7/15/32 (l)§	100,000	100,000
Series 2017-BIOC D 3.994%, 7/15/32 (l)§	100,000	100,187
CHC Commercial Mortgage Trust,
Series 2019-CHC B 3.900%, 6/15/34 (l)§	102,000	102,000
CHT Mortgage Trust,
Series 2017-CSMO E 5.394%, 11/15/36 (l)§	144,000	144,363
Series 2017-CSMO F 6.135%, 11/15/36 (b)(l)§	77,000	77,240
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B 3.772%, 2/10/48	300,000	309,475
Series 2015-SHP2 A 3.674%, 7/15/27 (l)§	900,000	900,000
Series 2016-P3 C 4.995%, 4/15/49 (l)	30,000	32,448
Series 2016-P3 D 2.804%, 4/15/49 (l)§	10,000	8,649
Series 2016-P4 A4 2.902%, 7/10/49	175,000	178,254
Series 2016-P6 A5 3.720%, 12/10/49 (l)	160,000	171,674
Series 2017-C4 A4 3.471%, 10/12/50	20,000	21,097
Series 2019-SST2 D 3.994%, 12/15/36 (l)§	453,000	453,168
COMM Mortgage Trust,
Series 2013-CR6 XA 1.193%, 3/10/46 IO (l)	645,348	18,231
Series 2014-CR16 A4 4.051%, 4/10/47	108,000	115,561
Series 2014-CR17 A5 3.977%, 5/10/47	43,000	45,995
Series 2014-CR18 A4 3.550%, 7/15/47	10,000	10,456
Series 2014-CR19 A5 3.796%, 8/10/47	50,000	53,168
Series 2014-LC15 A4 4.006%, 4/10/47	40,000	42,711
Series 2014-UBS4 C 4.783%, 8/10/47 (l)	31,000	32,065
Series 2015-3BP B 3.346%, 2/10/35 (l)§	300,000	307,905
Series 2015-3BP XA 0.168%, 2/10/35 IO (l)§	1,287,000	6,884
Series 2015-CR22 C 4.255%, 3/10/48 (l)	300,000	313,451
Series 2015-CR22 XA 1.087%, 3/10/48 IO (l)	3,794,535	136,885
Series 2015-CR24 A5 3.696%, 8/10/48	20,000	21,304
Series 2015-CR25 A4 3.759%, 8/10/48	10,000	10,677
Series 2015-CR26 ASB 3.373%, 10/10/48	2,000,000	2,067,225
Series 2015-DC1 XA 1.261%, 2/10/48 IO (l)	3,537,741	141,399
Series 2015-LC19 A4 3.183%, 2/10/48	25,000	25,916
Series 2015-LC19 C 4.400%, 2/10/48 (l)	70,000	73,493
Series 2015-LC19 D 2.867%, 2/10/48§	40,000	36,813
Series 2015-LC23 A4 3.774%, 10/10/48	20,000	21,414
Series 2016-COR1 ASB 2.972%, 10/10/49	1,000,000	1,022,432
Series 2017-COR2 D 3.000%, 9/10/50§	330,000	302,301
Series 2018-COR3 XD 1.750%, 5/10/51 IO (l)§	50,000	6,412
Commercial Mortgage Pass-Through Certificates,
Series 2014-CR14 A4 4.236%, 2/10/47 (l)	50,000	53,826
Core Industrial Trust,
Series 2015-CALW D 3.979%, 2/10/34 (l)§	300,000	308,906
Series 2015-TEXW XA 0.900%, 2/10/34 IO (l)§	992,497	16,709
Credit Suisse Commercial Mortagage Securities,
Series 2018-TOP A 3.394%, 8/15/35 (l)§	320,000	320,215

See Notes to Financial Statements.

1478

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C4 F 5.234%, 10/15/39 (l)§	$200,000	$199,649
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C 4.436%, 4/15/50 (l)	300,000	311,167
Series 2015-C1 XA 1.039%, 4/15/50 IO (l)	4,302,930	161,701
Series 2015-C2 A4 3.504%, 6/15/57	10,000	10,462
Series 2017-CX10 XB 0.219%, 11/15/50 IO (l)	1,000,000	16,568
Series 2018-C14 C 5.056%, 11/15/51 (l)	10,000	10,684
Series 2019-C16 A3 3.329%, 6/15/52	40,000	41,468
Series 2019-C16 C 4.237%, 6/15/52 (l)	50,000	51,615
Series 2019-C16 XA 1.573%, 6/15/52 IO (l)	1,000,000	124,103
CSMC Trust,
Series 2015-GLPB A 3.639%, 11/15/34§	100,000	105,104
Series 2017-PFHP A 3.344%, 12/15/30 (l)§	50,000	49,912
Series 2017-TIME A 3.646%, 11/13/39§	100,000	105,093
DBGS Mortgage Trust,
Series 2018-BIOD A 3.197%, 5/15/35 (l)§	206,975	207,240
Series 2019-1735 X 0.431%, 4/10/37 IO (l)§	1,365,000	38,210
DBJPM Mortgage Trust,
Series 2016-C1 A4 3.276%, 5/10/49	20,000	20,867
Series 2017-C6 XD 1.000%, 6/10/50 IO (l)	300,000	18,557
DBUBS Mortgage Trust,
Series 2011-LC1A E 5.885%, 11/10/46 (l)§	100,000	103,885
Series 2011-LC3A PM2 5.268%, 5/10/44 (b)(l)§	217,000	221,758
Series 2017-BRBK A 3.452%, 10/10/34§	60,000	62,908
Exantas Capital Corp. Ltd.,
Series 2019-RSO7 A 3.394%, 4/15/36 (l)§	240,000	240,300
FHLMC Multifamily Structured Pass-Through Certificates,
Series K034 A2 3.531%, 7/25/23 (l)	20,000	21,067
Series K040 A2 3.241%, 9/25/24	20,000	21,009
Series K053 A2 2.995%, 12/25/25	188,000	195,904
Series K061 A2 3.347%, 11/25/26 (l)	50,000	53,240
Series K062 A2 3.413%, 12/25/26	29,565	31,630
Series K072 A2 3.444%, 12/25/27	10,000	10,744
Series K722 X1 1.438%, 3/25/23 IO (l)	2,668,891	104,228
Series KL4F A2AS 3.683%, 10/25/25 (l)	24,000	25,492
Series KW03 X1 0.983%, 6/25/27 IO (l)	128,759	6,635
FREMF Mortgage Trust,
Series 2016-K54 B 4.189%, 4/25/48 (l)§	20,000	20,974
Series 2017-K64 B 4.117%, 5/25/50 (l)§	36,667	38,369
Series 2018-K77 B 4.301%, 5/25/51 (l)§	10,000	10,523
Series 2018-K80 B 4.373%, 8/25/50 (l)§	20,000	21,160
FRESB Mortgage Trust,
Series 2018-SB52 A10F 3.480%, 6/25/28 (l)	29,762	31,295
Series 2018-SB53 A10F 3.660%, 6/25/28 (l)	23,863	25,398
GNMA,
Series 2012-23 0.564%, 6/16/53 IO (l)	57,462	1,114
Series 2013-191 0.738%, 11/16/53 IO (l)	47,635	1,375
Series 2013-30 0.794%, 9/16/53 IO (l)	179,787	6,706
Series 2013-63 0.791%, 9/16/51 IO (l)	247,286	12,936
Series 2015-22 0.726%, 3/16/55 IO (l)	166,888	8,460
Series 2015-97 VA 2.250%, 12/16/38	16,488	16,284
Series 2016-128 0.952%, 9/16/56 IO (l)	127,741	9,391
Series 2016-13 0.877%, 4/16/57 IO (l)	183,353	11,281
Series 2016-158 VA 2.000%, 3/16/35	88,223	84,338
Series 2016-175 0.920%, 9/16/58 IO (l)	149,175	11,172
Series 2016-26 0.964%, 2/16/58 IO (l)	482,689	32,457
Series 2016-87 1.002%, 8/16/58 IO (l)	276,450	20,468
Series 2016-96 0.984%, 12/16/57 IO (l)	169,856	11,898
Series 2016-97 1.039%, 7/16/56 IO (l)	143,868	11,956
GPMT Ltd.,
Series 2018-FL1 A 3.283%, 11/21/35 (l)§	136,768	136,854
GS Mortgage Securities Corp. II,
Series 2005-ROCK A 5.366%, 5/3/32§	50,000	57,449
Series 2013-KING D 3.550%, 12/10/27 (l)§	100,000	99,808
Series 2013-KING XA 0.844%, 12/10/27 IO (l)§	1,018,240	1,396
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A 3.203%, 2/10/29§	500,000	505,167
Series 2017-500K D 3.694%, 7/15/32 (l)§	20,000	19,938

See Notes to Financial Statements.

1479

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-GPTX A 2.856%, 5/10/34§	$100,000	$100,406
Series 2018-3PCK A 3.844%, 9/15/31 (l)§	200,000	199,499
Series 2018-TWR A 3.294%, 7/15/31 (l)§	110,000	109,896
Series 2018-TWR D 3.994%, 7/15/31 (l)§	110,000	109,797
Series 2019-BOCA A 3.650%, 6/15/38 (l)§	100,000	100,065
Series 2019-SOHO E 4.325%, 6/15/36 (b)(l)§	246,000	245,464
GS Mortgage Securities Trust,
Series 2014-GC20 B 4.529%, 4/10/47 (l)	30,000	31,426
Series 2015-GC28 B 3.980%, 2/10/48	10,000	10,341
Series 2015-GC28 XA 1.235%, 2/10/48 IO (l)	3,646,194	140,208
Series 2015-GC32 C 4.557%, 7/10/48 (l)	60,000	63,430
Series 2015-GS1 A3 3.734%, 11/10/48	10,000	10,650
Series 2015-GS1 XA 0.943%, 11/10/48 IO (l)	1,940,992	83,173
Series 2016-GS3 XA 1.385%, 10/10/49 IO (l)	337,326	22,827
Series 2017-GS6 A3 3.433%, 5/10/50	20,000	21,034
Series 2017-GS7 A4 3.430%, 8/10/50	24,000	25,060
Series 2017-GS7 D 3.000%, 8/10/50§	10,000	9,273
Series 2017-GS7 E 3.000%, 8/10/50§	10,000	8,927
Series 2017-GS7 XA 1.281%, 8/10/50 IO (l)	2,511,869	179,969
HMH Trust,
Series 2017-NSS A 3.062%, 7/5/31§	110,000	111,610
Hospitality Mortgage Trust,
Series 2019-HIT F 5.544%, 11/15/36 (l)§	246,000	247,074
IMT Trust,
Series 2017-APTS AFX 3.478%, 6/15/34§	100,000	104,691
Series 2017-APTS BFL 3.344%, 6/15/34 (l)§	154,000	153,584
Series 2017-APTS CFL 3.494%, 6/15/34 (l)§	154,000	153,584
Series 2017-APTS DFX 3.613%, 6/15/34 (l)§	100,000	100,272
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2017-FL10 B 3.394%, 6/15/32 (l)§	51,000	51,031
Series 2017-FL10 C 3.644%, 6/15/32 (l)§	39,000	38,742
Series 2017-FL10 D 4.294%, 6/15/32 (l)§	126,000	125,735
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX A4FL 3.694%, 6/15/45 (l)§	100,000	101,266
Series 2014-C20 A5 3.805%, 7/15/47	30,000	31,809
Series 2015-JP1 A5 3.914%, 1/15/49	10,000	10,784
Series 2015-JP1 C 4.894%, 1/15/49 (l)	100,000	105,984
Series 2015-UES C 3.742%, 9/5/32 (l)§	100,000	100,790
Series 2016-JP3 XC 0.750%, 8/15/49 IO (l)§	240,000	11,151
Series 2018-LAQ A 3.394%, 6/15/32 (l)§	611,507	612,065
Series 2018-WPT EFX 5.542%, 7/5/33§	120,000	127,320
Series 2019-MFP C 3.740%, 7/15/36 (l)§	10,000	10,000
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5 3.775%, 8/15/47	50,000	53,001
Series 2014-C22 A4 3.801%, 9/15/47	10,000	10,613
Series 2014-C25 XA 1.079%, 11/15/47 IO (l)	3,824,377	128,728
Series 2015-C27 D 3.983%, 2/15/48 (l)§	300,000	289,641
Series 2015-C32 XA 1.528%, 11/15/48 IO (l)	2,291,789	96,928
Series 2015-C33 C 4.771%, 12/15/48 (l)	221,000	233,035
Series 2015-C33 D1 4.271%, 12/15/48 (l)§	200,000	197,722
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 A5 3.490%, 7/15/50	20,000	21,131
Series 2017-JP7 B 4.050%, 9/15/50	10,000	10,524
Series 2019-COR5 C 3.750%, 6/13/52	50,000	50,043
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.836%, 6/15/49 IO (l)	1,784,458	129,431
Series 2016-C4 XC 0.750%, 12/15/49 IO (l)§	1,800,000	84,292
Series 2017-C5 A5 3.694%, 3/15/50	30,000	32,082
LCCM,
Series 2017-LC26 C 4.706%, 7/12/50§	300,000	311,985
LSTAR Commercial Mortgage Trust,
Series 2017-5 X 1.265%, 3/10/50 IO (l)§	3,108,984	129,906
Monarch Beach Resort Trust,
Series 2018-MBR A 3.314%, 7/15/35 (l)§	206,000	205,482
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16 A5 3.892%, 6/15/47	70,000	74,550
Series 2015-C20 ASB 3.069%, 2/15/48	1,000,000	1,019,342
Series 2015-C20 B 4.160%, 2/15/48	150,000	157,402

See Notes to Financial Statements.

1480

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-C20 C 4.611%, 2/15/48 (l)	$150,000	$156,662
Series 2015-C20 XA 1.473%, 2/15/48 IO (l)	2,811,086	148,234
Series 2015-C23 A4 3.719%, 7/15/50	15,000	15,948
Series 2015-C23 D 4.268%, 7/15/50 (l)§	42,000	41,100
Series 2015-C25 C 4.678%, 10/15/48 (l)	70,000	74,676
Series 2015-C26 A5 3.531%, 10/15/48	10,000	10,547
Series 2015-C27 ASB 3.557%, 12/15/47	500,000	520,160
Series 2016-C31 ASB 2.952%, 11/15/49	1,000,000	1,024,565
Series 2016-C31 C 4.459%, 11/15/49 (l)	215,000	221,476
Series 2016-C31 XA 1.568%, 11/15/49 IO (l)	968,894	73,818
Series 2016-C32 A4 3.720%, 12/15/49	166,000	177,702
Series 2017-C33 C 4.558%, 5/15/50 (l)	40,000	42,702
Morgan Stanley Capital I Trust,
Series 2007-T27 AJ 6.144%, 6/11/42 (l)	21,206	21,826
Series 2014-CPT B 3.560%, 7/13/29 (l)§	500,000	507,778
Series 2014-CPT E 3.560%, 7/13/29 (l)§	100,000	100,771
Series 2017-H1 D 2.546%, 6/15/50§	210,000	185,563
Series 2017-H1 XD 2.359%, 6/15/50 IO (l)§	300,000	43,715
Series 2017-JWDR D 4.344%, 11/15/34 (l)§	90,000	90,308
Series 2018-H3 C 5.013%, 7/15/51 (l)	40,000	43,377
Series 2018-H3 D 3.000%, 7/15/51§	30,000	26,225
Series 2018-H4 XA 1.036%, 12/15/51 IO (l)	189,584	12,598
Series 2018-SUN A 3.294%, 7/15/35 (l)§	223,000	223,006
Series 2019-AGLN D 4.144%, 3/15/34 (l)§	120,000	120,000
Series 2019-H6 A4 3.417%, 6/15/52	30,000	31,404
Series 2019-H6 XB 0.720%, 6/15/52 IO (l)	1,000,000	63,107
Series 2019-L2 XA 1.198%, 3/15/52 IO (l)	2,921,890	242,505
Morgan Stanley Capital I, Inc.,
Series 2017-HR2 D 2.730%, 12/15/50	210,000	183,380
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A 3.344%, 6/15/35 (l)§	218,885	218,198
Series 2019-10K D 4.272%, 5/15/39 (l)§	100,000	101,026
Olympic Tower Mortgage Trust,
Series 2017-OT XA 0.511%, 5/10/39 IO (l)§	1,000,000	28,448
One Market Plaza Trust,
Series 2017-1MKT XCP 0.218%, 2/10/32 IO (l)§	1,000,000	3,862
Series 2017-1MKT XNCP 0.000%, 2/10/32 IO (l)§	200,000	—
Rosslyn Portfolio Trust,
Series 2017-ROSS A 3.344%, 6/15/33 (l)§	108,000	108,222
Series 2017-ROSS B 3.644%, 6/15/33 (l)§	108,000	107,595
STRU JPM-2107 COLL,
2.770%, 7/25/31	3,000,000	3,011,719
STRU JPM-2138 COLL,
2.740%, 7/25/29	4,000,000	4,059,375
UBS Commercial Mortgage Trust,
Series 2018-C8 C 4.861%, 2/15/51 (l)	226,000	240,046
Velocity Commercial Capital Loan Trust,
Series 2019-1 A 3.760%, 3/25/49 (l)§	1,083,009	1,102,450
VNDO Mortgage Trust,
Series 2013-PENN D 4.079%, 12/13/29 (l)§	100,000	100,938
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18 A5 3.405%, 12/15/47	10,000	10,458
Series 2015-C27 C 3.894%, 2/15/48	300,000	298,539
Series 2015-C27 XA 1.045%, 2/15/48 IO (l)	3,695,584	151,358
Series 2015-C28 A4 3.540%, 5/15/48	10,000	10,539
Series 2015-C30 A4 3.664%, 9/15/58	30,000	31,856
Series 2015-C31 A4 3.695%, 11/15/48	20,000	21,304
Series 2015-NXS1 A5 3.148%, 5/15/48	10,000	10,334
Series 2015-NXS1 XA 1.280%, 5/15/48 IO (l)	2,635,610	113,734
Series 2015-NXS2 A5 3.767%, 7/15/58 (l)	170,000	181,423
Series 2015-NXS2 XA 0.875%, 7/15/58 IO (l)	4,524,568	133,600
Series 2015-NXS4 A4 3.718%, 12/15/48	10,000	10,662
Series 2015-P2 A4 3.809%, 12/15/48	30,000	32,149
Series 2016-BNK1 XD 1.405%, 8/15/49 IO (l)§	1,000,000	75,676
Series 2016-C33 C 3.896%, 3/15/59	129,000	130,581
Series 2016-C33 XA 1.930%, 3/15/59 IO (l)	1,291,431	106,482
Series 2016-C34 C 5.196%, 6/15/49 (l)	202,000	218,059
Series 2017-C38 XA 1.215%, 7/15/50 IO (l)	2,616,943	169,649

See Notes to Financial Statements.

1481

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-C39 C 4.118%, 9/15/50	$10,000	$10,268
Series 2017-C39 D 4.499%, 9/15/50 (l)§	10,000	9,919
Series 2017-C39 XA 1.280%, 9/15/50 IO (l)	2,496,431	175,285
Series 2017-HSDB A 3.261%, 12/13/31 (l)§	100,000	99,378
Series 2018-C44 D 3.000%, 5/15/51§	20,000	17,834
Series 2018-C44 XA 0.921%, 5/15/51 IO (l)	994,298	54,020
Series 2018-C45 C 4.727%, 6/15/51	10,000	10,789
Series 2019-C49 A5 4.023%, 3/15/52	30,000	32,938
WFRBS Commercial Mortgage Trust,
Series 2011-C3 A3FL 3.344%, 3/15/44 (l)§	2,349	2,356
Series 2014-C21 A5 3.678%, 8/15/47	50,000	52,839

Total Commercial Mortgage-Backed Securities		41,957,797

Corporate Bonds (30.5%)
Communication Services (2.1%)
Diversified Telecommunication Services (0.8%)
Altice France SA
7.375%, 5/1/26§	300,000	307,500
AT&T, Inc.
3.200%, 3/1/22	48,000	48,984
3.800%, 3/15/22	2,000	2,072
3.950%, 1/15/25	50,000	52,876
3.400%, 5/15/25	150,000	154,045
3.600%, 7/15/25	153,000	158,688
3.800%, 2/15/27	180,000	187,553
4.250%, 3/1/27	150,000	160,488
4.100%, 2/15/28	220,000	232,567
4.350%, 3/1/29	500,000	538,315
4.300%, 2/15/30	572,000	611,663
4.500%, 5/15/35	85,000	88,546
4.900%, 8/15/37	35,000	37,860
6.000%, 8/15/40	154,000	183,426
4.300%, 12/15/42	25,000	24,714
4.650%, 6/1/44	15,000	15,475
4.350%, 6/15/45	140,000	139,882
4.850%, 7/15/45	91,000	97,332
5.150%, 2/15/50	71,000	78,520
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	134,000	139,976
Deutsche Telekom International Finance BV
2.225%, 1/17/20§	600,000	598,545
1.950%, 9/19/21§	450,000	444,964
3.600%, 1/19/27§	150,000	154,476
Telefonica Emisiones SA
5.462%, 2/16/21	45,000	47,129
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 0.55%),
3.073%, 5/22/20 (k)	410,000	411,652
4.125%, 3/16/27	799,000	867,649
4.329%, 9/21/28	418,000	462,108
4.500%, 8/10/33	265,000	297,385
4.272%, 1/15/36	340,000	367,468
5.250%, 3/16/37	15,000	17,960
3.850%, 11/1/42	10,000	10,110
4.125%, 8/15/46	15,000	15,691
4.862%, 8/21/46	10,000	11,623

		6,967,242

Entertainment (0.1%)
Activision Blizzard, Inc.
3.400%, 6/15/27	10,000	10,035
NBCUniversal Media LLC
4.375%, 4/1/21	54,000	56,024
6.400%, 4/30/40	2,000	2,698
5.950%, 4/1/41	70,000	91,168
4.450%, 1/15/43	86,000	94,256
TWDC Enterprises 18 Corp.
2.750%, 8/16/21	27,000	27,372
2.350%, 12/1/22	45,000	45,281
3.150%, 9/17/25	75,000	78,785
3.700%, 12/1/42	10,000	10,567
Viacom, Inc.
4.250%, 9/1/23	62,000	65,548
6.875%, 4/30/36	30,000	37,812
Walt Disney Co. (The)
4.500%, 2/15/21§	41,000	42,516
3.000%, 9/15/22§	36,000	36,817
6.200%, 12/15/34§	8,000	10,894
6.400%, 12/15/35§	68,000	93,085
6.150%, 3/1/37§	60,000	81,307
6.650%, 11/15/37§	13,000	18,562
6.900%, 8/15/39§	5,000	7,321
Warner Media LLC
7.625%, 4/15/31	25,000	33,082

		843,130

Interactive Media & Services (0.0%)
Alphabet, Inc.
3.625%, 5/19/21	36,000	37,075
Baidu, Inc.
2.875%, 7/6/22 (x)	200,000	200,209

		237,284

Media (0.9%)
Altice Financing SA
6.625%, 2/15/23§	800,000	820,000
Altice Finco SA
7.625%, 2/15/25§	200,000	191,500
Altice Luxembourg SA
7.625%, 2/15/25§	300,000	281,812
CBS Corp.
2.900%, 6/1/23	50,000	50,262
3.700%, 8/15/24	62,000	63,919
Charter Communications Operating LLC
3.579%, 7/23/20	150,000	151,308
4.464%, 7/23/22	2,000	2,093
4.500%, 2/1/24	125,000	133,201
4.908%, 7/23/25	1,241,000	1,346,944
6.384%, 10/23/35	227,000	265,452
5.375%, 4/1/38	85,000	90,636
6.484%, 10/23/45	115,000	136,056

See Notes to Financial Statements.

1482

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Comcast Corp.
3.300%, 10/1/20	$200,000	$202,660
3.450%, 10/1/21	40,000	41,136
3.125%, 7/15/22	45,000	46,244
2.750%, 3/1/23	100,000	101,504
3.000%, 2/1/24	25,000	25,709
3.700%, 4/15/24	55,000	58,380
3.150%, 3/1/26	205,000	212,151
2.350%, 1/15/27	15,000	14,602
4.150%, 10/15/28	45,000	49,479
4.400%, 8/15/35	68,000	75,770
6.500%, 11/15/35	130,000	175,961
3.200%, 7/15/36	145,000	140,570
6.450%, 3/15/37	5,000	6,736
3.900%, 3/1/38	15,000	15,715
4.650%, 7/15/42	10,000	11,316
4.500%, 1/15/43	4,000	4,461
3.400%, 7/15/46	61,000	58,207
4.700%, 10/15/48	20,000	23,364
4.950%, 10/15/58	50,000	60,875
Cox Communications, Inc.
3.250%, 12/15/22§	41,000	41,828
3.150%, 8/15/24§	269,000	272,382
3.350%, 9/15/26§	16,000	16,155
Discovery Communications LLC
2.950%, 3/20/23	75,000	75,550
3.800%, 3/13/24	128,000	133,027
3.900%, 11/15/24	50,000	52,014
5.200%, 9/20/47	50,000	52,525
DISH DBS Corp.
7.875%, 9/1/19	500,000	503,750
Fox Corp.
4.030%, 1/25/24§	30,000	31,850
4.709%, 1/25/29§	145,000	161,526
5.476%, 1/25/39§	10,000	11,811
Historic TW, Inc.
6.625%, 5/15/29	20,000	24,279
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	15,000	16,334
Omnicom Group, Inc.
4.450%, 8/15/20	36,000	36,798
TCI Communications, Inc.
7.875%, 2/15/26	62,000	80,143
Time Warner Cable LLC
5.000%, 2/1/20	1,078,000	1,092,527
4.125%, 2/15/21	70,000	71,004
4.000%, 9/1/21	45,000	45,970
5.500%, 9/1/41	41,000	42,525
4.500%, 9/15/42	7,000	6,515
WPP Finance 2010
3.625%, 9/7/22	27,000	27,796

		7,654,332

Wireless Telecommunication Services (0.3%)
Rogers Communications, Inc.
4.100%, 10/1/23	50,000	53,324
Sprint Communications, Inc.
7.000%, 8/15/20	500,000	516,875
Sprint Spectrum Co. LLC
3.360%, 9/20/21 (e)§	617,625	616,242
Vodafone Group plc
3.750%, 1/16/24	581,000	607,436
4.125%, 5/30/25	75,000	79,927
6.150%, 2/27/37	100,000	121,064
5.000%, 5/30/38	1,000	1,080
5.250%, 5/30/48	35,000	38,568
(USD Swap Semi 5 Year + 4.87%), 7.000%, 4/4/79 (k)	225,000	241,875

		2,276,391

Total Communication Services		17,978,379

Consumer Discretionary (1.1%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24	40,000	42,252
Aptiv plc
4.250%, 1/15/26	17,000	17,920
Lear Corp.
5.250%, 1/15/25	25,000	25,960

		86,132

Automobiles (0.6%)
BMW US Capital LLC
2.800%, 4/11/26§	39,000	38,901
Daimler Finance North America LLC
2.250%, 3/2/20§	250,000	249,580
3.100%, 5/4/20§	150,000	150,769
2.200%, 5/5/20§	320,000	319,266
2.300%, 2/12/21§	185,000	184,290
3.350%, 5/4/21§	475,000	481,541
3.400%, 2/22/22§	600,000	611,249
General Motors Co.
4.000%, 4/1/25	25,000	25,363
6.600%, 4/1/36	30,000	33,200
6.250%, 10/2/43	10,000	10,586
6.750%, 4/1/46	35,000	39,340
Hyundai Capital America
2.550%, 4/3/20§	441,000	441,551
3.950%, 2/1/22§	100,000	102,556
Volkswagen Group of America Finance LLC
2.450%, 11/20/19§	500,000	500,025
(ICE LIBOR USD 3 Month + 0.77%), 3.305%, 11/13/20 (k)§	500,000	501,924
3.875%, 11/13/20§	500,000	508,891
(ICE LIBOR USD 3 Month + 0.94%), 3.475%, 11/12/21 (k)§	500,000	503,767
4.000%, 11/12/21§	500,000	515,507

		5,218,306

Diversified Consumer Services (0.0%)
American University (The)
Series 2019 3.672%, 4/1/49	90,000	92,484
Massachusetts Institute of Technology
3.959%, 7/1/38	112,000	125,077

		217,561

Hotels, Restaurants & Leisure (0.1%)
Marriott International, Inc.
3.250%, 9/15/22	45,000	45,984

See Notes to Financial Statements.

1483

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Series X 4.000%, 4/15/28	$25,000	$26,321
McDonald’s Corp.
3.500%, 7/15/20	29,000	29,319
2.750%, 12/9/20	20,000	20,122
3.350%, 4/1/23	15,000	15,583
3.700%, 1/30/26	140,000	148,938
6.300%, 3/1/38	25,000	32,672
3.700%, 2/15/42	27,000	26,478
3.625%, 5/1/43	5,000	4,789
4.875%, 12/9/45	170,000	195,699
Sands China Ltd.
5.400%, 8/8/28	200,000	217,678
Starbucks Corp.
2.200%, 11/22/20	25,000	24,957
2.450%, 6/15/26	50,000	49,412

		837,952

Household Durables (0.1%)
DR Horton, Inc.
4.375%, 9/15/22	400,000	418,975
Leggett & Platt, Inc.
3.500%, 11/15/27	25,000	24,744
Lennar Corp.
4.125%, 1/15/22	180,000	184,671
NVR, Inc.
3.950%, 9/15/22	27,000	28,069
Toll Brothers Finance Corp.
5.875%, 2/15/22	170,000	180,200
Tupperware Brands Corp.
4.750%, 6/1/21	36,000	37,093
Whirlpool Corp.
4.000%, 3/1/24	30,000	31,422

		905,174

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	200,000	202,707
Amazon.com, Inc.
2.400%, 2/22/23	100,000	100,975
3.800%, 12/5/24	50,000	53,865
5.200%, 12/3/25 (x)	100,000	116,657
3.150%, 8/22/27	50,000	52,547
3.875%, 8/22/37	90,000	99,195
Booking Holdings, Inc.
2.750%, 3/15/23	50,000	50,635
eBay, Inc.
3.250%, 10/15/20	36,000	36,333
2.600%, 7/15/22	45,000	45,116
Expedia Group, Inc.
5.950%, 8/15/20	54,000	55,820
QVC, Inc.
4.375%, 3/15/23	36,000	36,535

		850,385

Leisure Products (0.0%)
Hasbro, Inc.
3.500%, 9/15/27	15,000	15,230

Multiline Retail (0.1%)
Dollar General Corp.
4.150%, 11/1/25	75,000	81,008
4.125%, 5/1/28	2,000	2,116
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	103,889
Macy’s Retail Holdings, Inc.
4.375%, 9/1/23	50,000	51,136
Target Corp.
2.900%, 1/15/22	27,000	27,595
3.375%, 4/15/29	100,000	106,311

		372,055

Specialty Retail (0.1%)
AutoNation, Inc.
3.500%, 11/15/24	25,000	24,927
AutoZone, Inc.
4.000%, 11/15/20	45,000	45,776
Home Depot, Inc. (The)
4.400%, 4/1/21	45,000	46,794
2.625%, 6/1/22	100,000	101,644
2.125%, 9/15/26	65,000	63,590
2.800%, 9/14/27	19,000	19,244
3.900%, 12/6/28	30,000	33,180
2.950%, 6/15/29	55,000	56,400
5.875%, 12/16/36	40,000	53,088
5.400%, 9/15/40	15,000	19,087
4.200%, 4/1/43	10,000	11,056
3.500%, 9/15/56	55,000	54,226
Lowe’s Cos., Inc.
2.500%, 4/15/26	100,000	98,016
4.375%, 9/15/45	90,000	93,676
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	54,307

		775,011

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23	36,000	36,219

Total Consumer Discretionary		9,314,025

Consumer Staples (1.8%)
Beverages (0.7%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	455,000	498,274
4.900%, 2/1/46	80,000	88,986
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23	270,000	278,495
3.650%, 2/1/26	5,000	5,241
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25	250,000	270,798
4.750%, 1/23/29	585,000	663,145
4.600%, 4/15/48	5,000	5,342
5.550%, 1/23/49	5,000	6,118
Bacardi Ltd.
4.450%, 5/15/25§	500,000	533,590
Coca-Cola Co. (The)
1.875%, 10/27/20	150,000	149,644
3.150%, 11/15/20	45,000	45,630
2.200%, 5/25/22	35,000	35,174
3.200%, 11/1/23	62,000	64,794
2.900%, 5/25/27 (x)	50,000	51,782
Constellation Brands, Inc.
2.250%, 11/6/20	500,000	498,808
3.750%, 5/1/21	10,000	10,233

See Notes to Financial Statements.

1484

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.650%, 11/7/22	$100,000	$100,290
4.250%, 5/1/23	25,000	26,548
Keurig Dr Pepper, Inc.
3.551%, 5/25/21	580,000	591,510
4.057%, 5/25/23	264,000	277,415
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	98,619
PepsiCo, Inc.
1.700%, 10/6/21	125,000	124,113
2.750%, 3/1/23	62,000	63,392
2.750%, 4/30/25	75,000	76,817
3.000%, 10/15/27	100,000	103,884
3.450%, 10/6/46	35,000	35,694
4.000%, 5/2/47	65,000	73,126
Pernod Ricard SA
4.250%, 7/15/22§	600,000	629,105

		5,406,567

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
2.300%, 5/18/22	50,000	50,256
Kroger Co. (The)
1.500%, 9/30/19 (x)	200,000	199,404
2.800%, 8/1/22	25,000	25,249
2.650%, 10/15/26	147,000	141,390
4.500%, 1/15/29	25,000	27,172
Sysco Corp.
2.600%, 10/1/20	50,000	50,164
3.250%, 7/15/27	50,000	51,037
Walgreen Co.
3.100%, 9/15/22	36,000	36,591
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	50,000	51,996
3.450%, 6/1/26	388,000	392,414
4.800%, 11/18/44	6,000	6,027
Walmart, Inc.
1.900%, 12/15/20	75,000	74,882
3.125%, 6/23/21	25,000	25,545
2.550%, 4/11/23	54,000	54,791
3.400%, 6/26/23	25,000	26,237
3.300%, 4/22/24	37,000	38,932
2.650%, 12/15/24	50,000	51,087
3.550%, 6/26/25	75,000	80,044
3.050%, 7/8/26	40,000	41,850
3.700%, 6/26/28	50,000	54,465
3.250%, 7/8/29	92,000	96,951
3.950%, 6/28/38	80,000	89,190
4.000%, 4/11/43	40,000	43,901

		1,709,575

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	50,057
Bunge Ltd. Finance Corp.
4.350%, 3/15/24	50,000	52,339
Campbell Soup Co.
3.300%, 3/15/21	600,000	607,383
3.650%, 3/15/23	50,000	51,534
4.150%, 3/15/28	25,000	26,139
Conagra Brands, Inc.
3.200%, 1/25/23	29,000	29,633
4.850%, 11/1/28	25,000	27,652
Danone SA
2.589%, 11/2/23§	600,000	602,904
General Mills, Inc.
2.600%, 10/12/22	25,000	25,129
3.700%, 10/17/23	20,000	20,957
4.200%, 4/17/28	15,000	16,195
Hershey Co. (The)
3.375%, 5/15/23	25,000	26,069
JM Smucker Co. (The)
3.500%, 10/15/21	36,000	36,856
Kellogg Co.
4.000%, 12/15/20	29,000	29,697
2.650%, 12/1/23	50,000	50,168
Kraft Heinz Foods Co.
3.500%, 6/6/22 (x)	91,000	93,343
4.000%, 6/15/23	600,000	627,352
3.950%, 7/15/25	100,000	104,003
Mondelez International, Inc.
3.625%, 2/13/26	100,000	104,594
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	96,471
3.550%, 6/2/27	70,000	72,408
5.100%, 9/28/48	20,000	22,580
Unilever Capital Corp.
3.000%, 3/7/22	100,000	102,256
2.900%, 5/5/27	100,000	102,157

		2,977,876

Household Products (0.0%)
Clorox Co. (The)
3.500%, 12/15/24	25,000	26,338
3.100%, 10/1/27	20,000	20,466
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	65,104
Kimberly-Clark Corp.
3.950%, 11/1/28	10,000	11,104
3.200%, 4/25/29	50,000	52,672
Procter & Gamble Co. (The)
1.700%, 11/3/21	125,000	124,075

		299,759

Tobacco (0.5%)
Altria Group, Inc.
4.750%, 5/5/21	45,000	46,882
2.850%, 8/9/22	45,000	45,424
4.000%, 1/31/24	120,000	126,022
3.800%, 2/14/24	175,000	182,241
4.400%, 2/14/26	15,000	16,025
4.800%, 2/14/29	110,000	118,600
5.800%, 2/14/39	25,000	27,889
5.375%, 1/31/44	160,000	171,538
6.200%, 2/14/59	25,000	28,396
BAT Capital Corp.
2.764%, 8/15/22	350,000	350,283
3.222%, 8/15/24	50,000	50,257
3.557%, 8/15/27	600,000	597,691
BAT International Finance plc
3.250%, 6/7/22§	400,000	406,030
3.500%, 6/15/22§	400,000	408,811
3.950%, 6/15/25§	40,000	41,351
Imperial Brands Finance plc
2.950%, 7/21/20§	400,000	400,924

See Notes to Financial Statements.

1485

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Philip Morris International, Inc.
2.625%, 2/18/22	$15,000	$15,122
2.625%, 3/6/23	36,000	36,243
2.875%, 5/1/24	38,000	38,587
3.250%, 11/10/24	150,000	155,104
3.875%, 8/21/42	15,000	14,901
Reynolds American, Inc.
6.875%, 5/1/20	500,000	516,749
4.450%, 6/12/25	575,000	608,985
5.700%, 8/15/35	10,000	10,980
6.150%, 9/15/43	10,000	10,965
5.850%, 8/15/45	54,000	58,100

		4,484,100

Total Consumer Staples		14,877,877

Energy (2.1%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	100,000	100,699
Halliburton Co.
3.500%, 8/1/23	50,000	51,609
3.800%, 11/15/25	475,000	495,911
5.000%, 11/15/45	16,000	17,373
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21§	69,558	68,167
7.350%, 12/1/26 PIK§	178,017	108,442
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§	120,405	115,777
7.720%, 12/1/26 PIK§	492,956	120,074
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 7/29/19 (y)§	163,662	1,391
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	50,000	48,818
Schlumberger Holdings Corp.
3.900%, 5/17/28§	204,000	212,289

		1,340,550

Oil, Gas & Consumable Fuels (1.9%)
Anadarko Petroleum Corp.
5.550%, 3/15/26	50,000	56,002
6.200%, 3/15/40	55,000	66,154
Andeavor Logistics LP
3.500%, 12/1/22	25,000	25,880
Antero Resources Corp.
5.125%, 12/1/22	170,000	163,200
5.625%, 6/1/23	180,000	173,736
Apache Corp.
3.250%, 4/15/22	11,000	11,179
Boardwalk Pipelines LP
4.800%, 5/3/29	20,000	20,782
BP Capital Markets America, Inc.
4.500%, 10/1/20	91,000	93,487
3.245%, 5/6/22	54,000	55,576
3.790%, 2/6/24	30,000	31,778
3.224%, 4/14/24	60,000	62,058
3.796%, 9/21/25	80,000	85,369
3.119%, 5/4/26	75,000	76,893
3.588%, 4/14/27	100,000	104,748
BP Capital Markets plc
2.500%, 11/6/22	27,000	27,199
3.814%, 2/10/24	100,000	105,925
3.279%, 9/19/27	50,000	51,714
Buckeye Partners LP
4.875%, 2/1/21	36,000	36,577
Canadian Natural Resources Ltd.
2.950%, 1/15/23	50,000	50,441
Cenovus Energy, Inc.
3.000%, 8/15/22	15,000	15,022
Chevron Corp.
2.100%, 5/16/21	50,000	50,014
2.355%, 12/5/22	27,000	27,136
3.191%, 6/24/23	75,000	77,939
2.895%, 3/3/24	150,000	155,087
2.954%, 5/16/26	50,000	51,547
Cimarex Energy Co.
4.375%, 6/1/24	130,000	137,382
3.900%, 5/15/27	122,000	125,483
4.375%, 3/15/29	100,000	106,034
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	129,200
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	206,500
Concho Resources, Inc.
4.375%, 1/15/25	50,000	51,972
3.750%, 10/1/27	145,000	150,398
Continental Resources, Inc.
5.000%, 9/15/22	28,000	28,157
4.500%, 4/15/23	417,000	436,749
3.800%, 6/1/24	53,000	54,309
4.375%, 1/15/28	20,000	21,016
Devon Energy Corp.
4.000%, 7/15/21	36,000	36,944
5.850%, 12/15/25	85,000	100,906
Diamondback Energy, Inc.
4.750%, 11/1/24§	26,000	26,715
Ecopetrol SA
5.875%, 9/18/23	75,000	82,913
Enbridge, Inc.
2.900%, 7/15/22	100,000	101,369
3.700%, 7/15/27	280,000	290,203
4.500%, 6/10/44	90,000	95,751
Encana Corp.
3.900%, 11/15/21	50,000	51,209
Energen Corp.
4.625%, 9/1/21	50,000	50,500
Energy Transfer Operating LP
5.200%, 2/1/22	54,000	56,977
5.875%, 1/15/24	100,000	110,969
4.050%, 3/15/25	100,000	104,205
Enterprise Products Operating LLC
2.550%, 10/15/19	300,000	299,942
2.850%, 4/15/21	30,000	30,201
3.350%, 3/15/23	64,000	66,000
3.700%, 2/15/26	100,000	105,287
5.950%, 2/1/41	65,000	80,417
4.450%, 2/15/43	162,000	170,057
5.100%, 2/15/45	5,000	5,712
EOG Resources, Inc.
4.100%, 2/1/21	45,000	46,245
4.150%, 1/15/26	28,000	30,466
EQM Midstream Partners LP
4.750%, 7/15/23	25,000	25,996

See Notes to Financial Statements.

1486

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
EQT Corp.
3.900%, 10/1/27	$50,000	$47,313
Equinor ASA
2.900%, 11/8/20	60,000	60,693
3.625%, 9/10/28	100,000	107,969
Exxon Mobil Corp.
2.222%, 3/1/21	20,000	20,050
2.397%, 3/6/22	100,000	100,966
3.043%, 3/1/26	50,000	51,748
Florida Gas Transmission Co. LLC
5.450%, 7/15/20§	500,000	515,135
Hess Corp.
5.800%, 4/1/47	35,000	39,078
Husky Energy, Inc.
4.000%, 4/15/24	100,000	104,903
Kerr-McGee Corp.
6.950%, 7/1/24	300,000	351,333
Kinder Morgan Energy Partners LP
5.000%, 10/1/21	45,000	47,217
3.950%, 9/1/22	45,000	46,843
4.250%, 9/1/24	75,000	79,380
Kinder Morgan, Inc.
3.050%, 12/1/19	100,000	100,337
5.000%, 2/15/21§	80,000	82,942
3.150%, 1/15/23	276,000	280,764
4.300%, 6/1/25	17,000	18,098
4.300%, 3/1/28	326,000	348,727
5.550%, 6/1/45	210,000	242,773
5.050%, 2/15/46	154,000	167,329
Marathon Oil Corp.
2.800%, 11/1/22	36,000	36,101
Marathon Petroleum Corp.
5.125%, 3/1/21	27,000	28,170
3.625%, 9/15/24	45,000	46,489
5.125%, 12/15/26	100,000	110,107
3.800%, 4/1/28	15,000	15,225
4.750%, 9/15/44	15,000	15,404
5.850%, 12/15/45	25,000	28,708
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§	600,000	614,400
MPLX LP
4.000%, 2/15/25	100,000	104,506
NGPL PipeCo LLC
4.375%, 8/15/22§	43,000	44,290
Noble Energy, Inc.
4.150%, 12/15/21	45,000	46,437
Northwest Pipeline LLC
4.000%, 4/1/27	330,000	344,477
Occidental Petroleum Corp.
3.400%, 4/15/26	100,000	101,528
Series 1 4.100%, 2/1/21	54,000	55,253
ONEOK Partners LP
3.375%, 10/1/22	36,000	36,546
ONEOK, Inc.
4.350%, 3/15/29	50,000	53,308
Petrobras Global Finance BV
6.125%, 1/17/22 (x)	204,000	219,096
Petroleos Mexicanos
3.500%, 7/23/20	75,000	74,767
6.375%, 2/4/21	84,000	86,289
3.500%, 1/30/23	41,000	38,907
6.875%, 8/4/26	66,000	66,554
6.500%, 3/13/27	595,000	588,872
5.350%, 2/12/28	79,000	71,898
5.625%, 1/23/46	17,000	13,693
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 3.121%, 2/26/21 (k)	600,000	599,059
4.300%, 4/1/22	73,000	76,855
Phillips 66 Partners LP
3.550%, 10/1/26	25,000	25,380
Pioneer Natural Resources Co.
3.950%, 7/15/22	36,000	37,420
Plains All American Pipeline LP
5.000%, 2/1/21	36,000	37,062
4.500%, 12/15/26	50,000	53,130
Rio Oil Finance Trust
Series 2014-1 9.250%, 7/6/24§	246,202	272,976
Rockies Express Pipeline LLC
4.950%, 7/15/29§	188,000	194,138
Sabine Pass Liquefaction LLC
5.625%, 2/1/21 (e)	75,000	77,893
5.750%, 5/15/24	435,000	483,630
5.625%, 3/1/25	283,000	316,761
5.875%, 6/30/26	609,000	695,949
5.000%, 3/15/27	99,000	108,359
Spectra Energy Partners LP
4.750%, 3/15/24	50,000	54,246
Suncor Energy, Inc.
3.600%, 12/1/24	50,000	52,149
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	100,000	102,914
Total Capital International SA
2.875%, 2/17/22	45,000	45,794
3.750%, 4/10/24	75,000	79,787
3.455%, 2/19/29	100,000	106,183
Total Capital SA
4.125%, 1/28/21	36,000	37,114
TransCanada PipeLines Ltd.
2.500%, 8/1/22	32,000	31,976
4.250%, 5/15/28	181,000	195,604
5.850%, 3/15/36	26,000	30,977
6.200%, 10/15/37	115,000	144,171
6.100%, 6/1/40	144,000	179,779
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	202,000	257,584
4.000%, 3/15/28	185,000	194,552
4.600%, 3/15/48	30,000	31,636
Valero Energy Corp.
3.650%, 3/15/25	107,000	110,984
4.000%, 4/1/29	65,000	67,801
Western Midstream Operating LP
4.650%, 7/1/26	25,000	25,230
4.750%, 8/15/28	15,000	15,262
Williams Cos., Inc. (The)
3.700%, 1/15/23	10,000	10,332
4.500%, 11/15/23	105,000	112,161
4.300%, 3/4/24	50,000	52,994
4.550%, 6/24/24	143,000	153,869
5.400%, 3/4/44	12,000	13,353
5.750%, 6/24/44	40,000	46,634

See Notes to Financial Statements.

1487

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Series A 7.500%, 1/15/31		$45,000	$58,075

			15,936,023

Total Energy			17,276,573

Financials (12.5%)
Banks (7.9%)
ABN AMRO Bank NV
2.650%, 1/19/21§		235,000	235,534
Australia & New Zealand Banking Group Ltd.
3.300%, 5/17/21		250,000	254,233
Banco Espirito Santo SA
4.000%, 1/21/19 (h)(m)(r)	EUR	900,000	225,146
Banco Santander SA
3.125%, 2/23/23		$200,000	202,705
2.706%, 6/27/24		200,000	200,268
3.306%, 6/27/29		200,000	201,288
Bank of America Corp.
2.625%, 4/19/21		50,000	50,309
5.000%, 5/13/21		2,000	2,096
(ICE LIBOR USD 3 Month + 0.66%), 2.369%, 7/21/21 (k)		14,000	13,978
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21 (k)		1,002,000	1,000,788
(ICE LIBOR USD 3 Month + 0.65%), 3.242%, 10/1/21 (k)		600,000	601,850
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22 (k)		100,000	100,420
(ICE LIBOR USD 3 Month + 0.63%), 3.499%, 5/17/22 (k)		12,000	12,242
3.300%, 1/11/23		265,000	273,150
(ICE LIBOR USD 3 Month + 1.02%), 2.881%, 4/24/23 (k)		300,000	303,093
(ICE LIBOR USD 3 Month + 1.00%), 3.581%, 4/24/23 (k)		400,000	402,844
(ICE LIBOR USD 3 Month + 0.93%), 2.816%, 7/21/23 (k)		130,000	130,975
4.100%, 7/24/23		500,000	533,574
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23 (k)		2,148,000	2,187,398
4.125%, 1/22/24		62,000	66,251
(ICE LIBOR USD 3 Month + 0.79%), 3.269%, 3/5/24 (k)		300,000	299,739
4.000%, 4/1/24		50,000	53,341
4.000%, 1/22/25		75,000	78,783
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25 (k)		380,000	394,488
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26 (k)		18,000	18,580
4.450%, 3/3/26		200,000	215,786
3.500%, 4/19/26		232,000	242,600
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)		35,000	37,077
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)		480,000	502,916
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)		549,000	564,959
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29 (k)		80,000	85,371
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29 (k)		50,000	54,399
Series FF (ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28 (k)(y)		200,000	208,320
Series L 3.950%, 4/21/25		100,000	104,742
4.183%, 11/25/27		35,000	37,024
Bank of Montreal
1.900%, 8/27/21		3,000	2,975
2.900%, 3/26/22		72,000	73,085
2.350%, 9/11/22		100,000	99,983
2.550%, 11/6/22		27,000	27,158
Series D 3.100%, 4/13/21		6,000	6,085
Series E 3.300%, 2/5/24		50,000	51,804
Bank of Nova Scotia (The
(ICE LIBOR USD 3 Month + 2.65%), 4.650%, 10/12/22 (k)(y)		25,000	23,812
3.400%, 2/11/24		100,000	103,953
4.500%, 12/16/25		100,000	108,139
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 3.552%, 7/20/23 (k)§		600,000	599,368
Barclays Bank plc
5.140%, 10/14/20		182,000	187,530
7.625%, 11/21/22		900,000	982,800
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 4.655%, 8/10/21 (k)		900,000	920,724
3.684%, 1/10/23		200,000	202,653
(ICE LIBOR USD 3 Month + 1.63%), 4.209%, 1/10/23 (k)		600,000	601,266
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)		200,000	203,535
3.250%, 2/12/27 (m)	GBP	500,000	647,684
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29 (k)		$200,000	212,335
BB&T Corp.
2.750%, 4/1/22		200,000	202,409
3.750%, 12/6/23		25,000	26,368
2.850%, 10/26/24		25,000	25,547
BNP Paribas SA
5.000%, 1/15/21		91,000	94,617
(USD Swap Semi 5 Year + 6.31%), 7.625%, 3/30/21 (k)(y)§		500,000	527,625
3.500%, 3/1/23§		310,000	318,267
3.250%, 3/3/23 (x)		45,000	46,497
(USD Swap Semi 5 Year + 5.15%), 7.375%, 8/19/25 (k)(y)§		200,000	222,000
Canadian Imperial Bank of Commerce
3.100%, 4/2/24		100,000	101,947
Capital One NA
2.950%, 7/23/21		250,000	252,657
Citibank NA
3.050%, 5/1/20		700,000	703,516
2.850%, 2/12/21		300,000	302,122

See Notes to Financial Statements.

1488

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 7/23/21	$250,000	$255,481
(ICE LIBOR USD 3 Month + 0.60%), 2.844%, 5/20/22 (k)	600,000	604,859
3.650%, 1/23/24	500,000	526,179
Citigroup, Inc.
2.500%, 7/29/19	371,000	371,014
2.650%, 10/26/20	125,000	125,416
2.750%, 4/25/22	750,000	754,218
(ICE LIBOR USD 3 Month + 0.96%), 3.540%, 4/25/22 (k)	700,000	706,230
2.700%, 10/27/22	50,000	50,346
3.375%, 3/1/23	50,000	51,611
3.875%, 10/25/23	75,000	79,319
3.750%, 6/16/24	75,000	79,012
4.000%, 8/5/24	50,000	52,626
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25 (k)	105,000	108,433
4.400%, 6/10/25	212,000	226,026
3.400%, 5/1/26	100,000	103,148
4.450%, 9/29/27	80,000	86,218
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28 (k)	354,000	373,048
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)	125,000	129,923
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)	250,000	267,809
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30 (k)	150,000	160,147
(ICE LIBOR USD 3 Month + 1.17%), 3.878%, 1/24/39 (k)	4,000	4,145
4.650%, 7/23/48	7,000	8,110
Citizens Bank NA
2.250%, 3/2/20	295,000	294,603
Citizens Financial Group, Inc.
2.375%, 7/28/21	30,000	29,990
Comerica, Inc.
4.000%, 2/1/29	50,000	53,705
Cooperatieve Rabobank UA
(ICE LIBOR USD 3 Month + 10.87%), 11.000%, 6/30/19 (k)(y)§	300,000	300,000
(ICE LIBOR USD 3 Month + 0.43%), 3.016%, 4/26/21 (k)	400,000	401,194
3.875%, 2/8/22	91,000	94,572
2.750%, 1/10/23	250,000	253,307
Credit Agricole SA
3.750%, 4/24/23§	500,000	518,711
(USD Swap Semi 5 Year + 6.19%), 8.125%, 12/23/25 (k)(y)§	200,000	232,000
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22	500,000	518,283
3.750%, 3/26/25	1,000,000	1,039,889
4.550%, 4/17/26	250,000	271,318
Danske Bank A/S
5.000%, 1/12/22§	200,000	209,196
5.375%, 1/12/24§	700,000	755,505
Discover Bank
4.200%, 8/8/23	500,000	530,495
Fifth Third Bancorp
2.875%, 7/27/20	100,000	100,452
3.650%, 1/25/24	30,000	31,523
Fifth Third Bank
2.250%, 6/14/21	100,000	99,913
HSBC Bank USA NA
4.875%, 8/24/20	182,000	186,939
HSBC Holdings plc
4.000%, 3/30/22	91,000	94,667
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23 (k)	200,000	203,746
4.300%, 3/8/26	410,000	438,453
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26 (k)	200,000	212,322
(USD ICE Swap Rate 5 Year + 3.75%), 6.000%, 5/22/27 (k)(y)	210,000	214,725
Huntington Bancshares, Inc.
7.000%, 12/15/20	9,000	9,568
3.150%, 3/14/21	100,000	101,162
Huntington National Bank (The)
3.250%, 5/14/21	250,000	254,020
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22	250,000	252,188
ING Groep NV
4.100%, 10/2/23	345,000	363,870
3.550%, 4/9/24	400,000	412,613
JPMorgan Chase & Co.
2.750%, 6/23/20	500,000	502,233
4.400%, 7/22/20	82,000	83,784
2.550%, 3/1/21	95,000	95,260
4.625%, 5/10/21	340,000	353,920
(ICE LIBOR USD 3 Month + 0.61%), 3.012%, 6/18/22 (k)	600,000	601,978
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22 (k)	800,000	817,423
3.250%, 9/23/22	64,000	65,612
2.972%, 1/15/23	390,000	395,189
3.200%, 1/25/23	54,000	55,363
(ICE LIBOR USD 3 Month + 0.70%), 3.207%, 4/1/23 (k)	485,000	495,225
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23 (k)	50,000	50,464
2.700%, 5/18/23	50,000	50,461
3.875%, 2/1/24	100,000	106,142
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24 (k)	354,000	371,108
3.875%, 9/10/24	50,000	52,606
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24 (k)	211,000	223,962
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)	55,000	56,499
3.900%, 7/15/25	100,000	106,777
2.950%, 10/1/26	100,000	101,175
4.125%, 12/15/26	150,000	160,386
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28 (k)	475,000	501,570
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28 (k)	625,000	650,523
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29 (k)	17,000	17,594
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29 (k)	13,000	13,909
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29 (k)	65,000	70,990

See Notes to Financial Statements.

1489

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30 (k)		$105,000	$110,651
(ICE LIBOR USD 3 Month + 1.36%), 3.882%, 7/24/38 (k)		50,000	52,225
KeyBank NA
3.300%, 2/1/22		250,000	256,368
2.300%, 9/14/22		300,000	300,061
KeyCorp
4.150%, 10/29/25		45,000	48,717
Korea Development Bank (The)
4.625%, 11/16/21		50,000	52,781
Kreditanstalt fuer Wiederaufbau
2.750%, 9/8/20		57,000	57,442
2.750%, 10/1/20		100,000	100,841
1.875%, 12/15/20		50,000	49,889
2.375%, 3/24/21		295,000	296,930
1.500%, 6/15/21		100,000	99,180
1.750%, 9/15/21		50,000	49,804
2.000%, 11/30/21		150,000	150,287
2.625%, 1/25/22		91,000	92,589
2.500%, 2/15/22		100,000	101,475
2.125%, 6/15/22		100,000	100,589
2.375%, 12/29/22		135,000	136,994
2.125%, 1/17/23		118,000	118,755
2.500%, 11/20/24		125,000	128,124
2.875%, 4/3/28		90,000	95,007
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	75,524
1.750%, 7/27/26		75,000	73,912
Series 37 2.500%, 11/15/27		50,000	51,609
Lloyds Bank plc
3.300%, 5/7/21		200,000	202,703
Lloyds Banking Group plc
3.900%, 3/12/24		500,000	520,614
4.500%, 11/4/24		200,000	208,099
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 2.769%, 3/7/25 (k)	AUD	700,000	481,348
4.000%, 3/7/25		800,000	589,430
4.450%, 5/8/25		$500,000	531,000
3.750%, 1/11/27		365,000	369,815
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		250,000	251,872
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	201,689
3.535%, 7/26/21		65,000	66,417
2.998%, 2/22/22		72,000	73,055
2.665%, 7/25/22		50,000	50,264
(ICE LIBOR USD 3 Month + 0.74%), 3.260%, 3/2/23 (k)		500,000	499,786
3.455%, 3/2/23		1,115,000	1,151,294
3.761%, 7/26/23		50,000	52,371
3.741%, 3/7/29		100,000	106,844
Mizuho Financial Group, Inc.
2.632%, 4/12/21§		200,000	200,621
2.953%, 2/28/22		435,000	439,697
3.549%, 3/5/23		500,000	517,422
3.663%, 2/28/27		200,000	211,585
MUFG Americas Holdings Corp.
3.500%, 6/18/22		45,000	46,523
National Australia Bank Ltd.
1.875%, 7/12/21		250,000	247,966
3.625%, 6/20/23 (x)		500,000	521,356
Nordea Bank AB
2.125%, 5/29/20§		205,000	204,543
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.625%, 3/26/26 (k)(y)§		200,000	211,250
Oesterreichische Kontrollbank AG
1.500%, 10/21/20		75,000	74,525
2.875%, 9/7/21		25,000	25,512
3.125%, 11/7/23		50,000	51,662
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.975%, 5/17/21 (k)§		500,000	499,350
PNC Bank NA
2.625%, 2/17/22		125,000	125,961
4.050%, 7/26/28		250,000	272,321
PNC Financial Services Group, Inc. (The)
4.375%, 8/11/20		36,000	36,795
3.900%, 4/29/24		75,000	79,361
Regions Financial Corp.
3.200%, 2/8/21		50,000	50,550
Royal Bank of Canada
2.350%, 10/30/20		100,000	100,190
2.800%, 4/29/22		25,000	25,385
4.650%, 1/27/26		75,000	81,899
Royal Bank of Scotland Group plc
6.125%, 12/15/22		45,000	48,519
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23 (k)		270,000	272,639
6.100%, 6/10/23		20,000	21,676
3.875%, 9/12/23		700,000	718,061
6.000%, 12/19/23		40,000	43,600
5.125%, 5/28/24		40,000	42,242
Santander Holdings USA, Inc.
3.400%, 1/18/23		50,000	50,740
4.500%, 7/17/25		50,000	53,152
Santander UK Group Holdings plc
2.875%, 10/16/20		150,000	150,416
2.875%, 8/5/21		846,000	847,495
Santander UK plc
5.000%, 11/7/23§		240,000	253,508
4.000%, 3/13/24		50,000	52,809
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	517,614
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 2.955%, 5/17/21 (k)§		500,000	501,573
3.250%, 5/17/21§		500,000	508,448
Societe Generale SA
4.250%, 9/14/23§		500,000	523,486
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.15%), 4.247%, 1/20/23 (k)§		765,000	790,177
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21		100,000	100,844
2.784%, 7/12/22		100,000	101,134
2.778%, 10/18/22		25,000	25,265
3.784%, 3/9/26		100,000	105,950

See Notes to Financial Statements.

1490

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.364%, 7/12/27 (x)	$100,000	$103,831
3.352%, 10/18/27	100,000	103,916
Sumitomo Mitsui Trust Bank Ltd.
1.950%, 9/19/19§	600,000	599,118
SunTrust Bank
2.450%, 8/1/22	100,000	100,292
3.200%, 4/1/24	50,000	51,493
4.050%, 11/3/25	20,000	21,489
Svenska Handelsbanken AB
3.350%, 5/24/21	500,000	509,531
3.900%, 11/20/23	250,000	265,170
Toronto-Dominion Bank (The)
3.150%, 9/17/20	50,000	50,569
2.500%, 12/14/20	100,000	100,425
3.500%, 7/19/23	75,000	78,590
3.250%, 3/11/24	100,000	103,620
UBS Group Funding Switzerland AG
2.950%, 9/24/20§	225,000	226,495
2.650%, 2/1/22§	400,000	401,871
(ICE LIBOR USD 3 Month + 0.95%), 2.859%, 8/15/23 (k)§	360,000	363,122
(USD Swap Semi 5 Year + 4.34%), 7.000%, 1/31/24 (k)(y)§	200,000	211,750
UniCredit SpA
7.830%, 12/4/23§	1,000,000	1,142,509
US Bancorp
2.950%, 7/15/22	89,000	90,684
3.700%, 1/30/24	75,000	79,560
Series V 2.375%, 7/22/26	150,000	147,915
US Bank NA
3.150%, 4/26/21	600,000	610,089
2.850%, 1/23/23	250,000	254,263
Wells Fargo & Co.
2.600%, 7/22/20	15,000	15,046
2.550%, 12/7/20	162,000	162,301
2.500%, 3/4/21	385,000	385,390
4.600%, 4/1/21	75,000	77,744
2.100%, 7/26/21	600,000	596,592
(ICE LIBOR USD 3 Month + 0.93%), 3.465%, 2/11/22 (k)	400,000	402,347
3.500%, 3/8/22	87,000	89,506
2.625%, 7/22/22	265,000	266,868
3.750%, 1/24/24	340,000	357,222
3.000%, 2/19/25	100,000	101,440
3.550%, 9/29/25	100,000	104,205
3.000%, 4/22/26	370,000	374,129
3.000%, 10/23/26	100,000	100,967
4.300%, 7/22/27	100,000	107,842
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	75,000	78,145
Series M 3.450%, 2/13/23	54,000	55,443
Wells Fargo Bank NA
2.600%, 1/15/21	250,000	251,123
(ICE LIBOR USD 3 Month + 0.49%), 3.325%, 7/23/21 (k)	250,000	252,156
(ICE LIBOR USD 3 Month + 0.51%), 3.102%, 10/22/21 (k)	400,000	400,039
(ICE LIBOR USD 3 Month + 0.61%), 2.897%, 5/27/22 (k)	600,000	605,832
3.550%, 8/14/23	600,000	626,426
Westpac Banking Corp.
2.100%, 5/13/21	50,000	49,852
2.800%, 1/11/22	100,000	101,291
2.500%, 6/28/22	50,000	50,290
3.300%, 2/26/24	100,000	103,581
2.700%, 8/19/26	75,000	74,885

		66,494,269

Capital Markets (2.0%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	53,077
Ares Capital Corp.
3.625%, 1/19/22	50,000	50,539
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	450,000	452,038
4.150%, 2/1/21	36,000	37,031
3.450%, 8/11/23	100,000	104,127
2.450%, 8/17/26	75,000	74,115
(ICE LIBOR USD 3 Month + 1.07%), 3.442%, 2/7/28 (k)	90,000	93,792
Series 0012 3.650%, 2/4/24	50,000	52,680
Series E (ICE LIBOR USD 3 Month + 3.42%), 4.950%, 6/20/20 (k)(y)	75,000	75,656
Series F (ICE LIBOR USD 3 Month + 3.13%), 4.625%, 9/20/26 (k)(y)	120,000	119,400
BlackRock, Inc.
3.500%, 3/18/24	50,000	53,035
3.250%, 4/30/29	15,000	15,707
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	50,874
Charles Schwab Corp. (The)
2.650%, 1/25/23	50,000	50,631
3.850%, 5/21/25	50,000	53,449
3.200%, 3/2/27	60,000	61,906
CME Group, Inc.
3.000%, 3/15/25	75,000	77,347
3.750%, 6/15/28	10,000	10,945
Credit Suisse AG
4.375%, 8/5/20	146,000	149,069
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23 (k)§	600,000	604,876
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24 (k)§	600,000	628,853
4.282%, 1/9/28§	250,000	263,265
Deutsche Bank AG
2.700%, 7/13/20	891,000	887,474
(ICE LIBOR USD 3 Month + 0.97%), 3.567%, 7/13/20 (k)	400,000	397,450
3.150%, 1/22/21	100,000	99,096
4.250%, 10/14/21	775,000	785,490
3.300%, 11/16/22	700,000	688,544
3.950%, 2/27/23	400,000	401,890
E*TRADE Financial Corp.
4.500%, 6/20/28	25,000	26,413
Goldman Sachs Group, Inc. (The)
2.550%, 10/23/19	250,000	250,041
(ICE LIBOR USD 3 Month + 1.16%), 3.751%, 4/23/20 (k)	500,000	503,125

See Notes to Financial Statements.

1491

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 9/15/20	$59,000	$59,247
(ICE LIBOR USD 3 Month + 1.20%), 3.610%, 9/15/20 (k)	500,000	504,797
2.600%, 12/27/20	100,000	100,068
5.250%, 7/27/21	134,000	141,603
2.350%, 11/15/21	287,000	286,180
5.750%, 1/24/22	82,000	88,618
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22 (k)	475,000	477,602
3.200%, 2/23/23	500,000	510,731
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23 (k)	155,000	156,672
(ICE LIBOR USD 3 Month + 0.99%), 2.905%, 7/24/23 (k)	205,000	206,952
4.000%, 3/3/24	92,000	97,359
3.500%, 1/23/25	100,000	102,874
3.750%, 5/22/25	105,000	109,589
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	100,000	101,709
(ICE LIBOR USD 3 Month + 1.17%), 3.688%, 5/15/26 (k)	145,000	142,806
3.500%, 11/16/26	65,000	66,524
3.850%, 1/26/27	38,000	39,793
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	284,000	293,225
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	40,000	42,828
(ICE LIBOR USD 3 Month + 1.43%), 4.411%, 4/23/39 (k)	100,000	108,189
Intercontinental Exchange, Inc.
2.750%, 12/1/20	102,000	102,630
4.000%, 10/15/23	2,000	2,128
3.750%, 12/1/25	124,000	132,456
3.100%, 9/15/27	4,000	4,078
3.750%, 9/21/28	90,000	97,117
4.250%, 9/21/48	25,000	27,832
Jefferies Group LLC
5.125%, 1/20/23	18,000	19,325
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (h)	5,000,000	37,500
Series 1 0.000%, 12/30/16 (h)	10,200,000	70,125
Moody’s Corp.
3.250%, 6/7/21	25,000	25,432
2.750%, 12/15/21	25,000	25,228
Morgan Stanley
2.500%, 4/21/21	45,000	45,064
5.500%, 7/28/21	27,000	28,646
2.625%, 11/17/21	80,000	80,419
(ICE LIBOR USD 3 Month + 1.18%), 3.772%, 1/20/22 (k)	600,000	606,334
2.750%, 5/19/22	235,000	237,240
3.125%, 1/23/23	200,000	204,508
3.750%, 2/25/23	54,000	56,359
4.100%, 5/22/23	27,000	28,371
3.700%, 10/23/24	220,000	231,776
4.000%, 7/23/25	80,000	85,705
3.875%, 1/27/26	65,000	69,103
3.125%, 7/27/26	625,000	635,858
6.250%, 8/9/26	100,000	119,857
3.625%, 1/20/27	190,000	198,852
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)	200,000	207,531
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	430,000	452,378
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30 (k)	150,000	165,664
Series F 3.875%, 4/29/24	75,000	79,448
Nasdaq, Inc.
3.850%, 6/30/26	100,000	104,929
Northern Trust Corp.
3.450%, 11/4/20	36,000	36,580
3.150%, 5/3/29	25,000	25,859
Nuveen LLC
4.000%, 11/1/28§	45,000	49,516
State Street Corp.
2.650%, 5/19/26	55,000	54,774
Series H (ICE LIBOR USD 3 Month + 2.54%), 5.625%, 12/15/23 (k)(y)	360,000	363,600
TD Ameritrade Holding Corp.
3.750%, 4/1/24	25,000	26,299
3.300%, 4/1/27	30,000	30,888
UBS AG
4.875%, 8/4/20	170,000	174,725
2.450%, 12/1/20§	400,000	400,027
7.625%, 8/17/22	400,000	448,500

		16,601,962

Consumer Finance (1.4%)
AerCap Ireland Capital DAC
3.500%, 5/26/22	150,000	152,521
4.125%, 7/3/23	150,000	156,787
Ally Financial, Inc.
8.000%, 3/15/20	804,000	832,775
American Express Co.
2.200%, 10/30/20	50,000	49,918
3.000%, 2/22/21	35,000	35,367
3.375%, 5/17/21	508,000	517,682
3.700%, 11/5/21	50,000	51,536
2.500%, 8/1/22	70,000	70,389
3.400%, 2/27/23	25,000	25,913
3.700%, 8/3/23	225,000	236,310
3.400%, 2/22/24	25,000	26,063
3.000%, 10/30/24	25,000	25,611
4.200%, 11/6/25	175,000	190,713
3.125%, 5/20/26	30,000	30,724
American Express Credit Corp.
2.250%, 8/15/19	198,000	197,920
2.250%, 5/5/21	14,000	14,001
3.300%, 5/3/27	65,000	68,303
American Honda Finance Corp.
1.950%, 7/20/20	100,000	99,652
2.450%, 9/24/20	50,000	50,098
3.550%, 1/12/24	25,000	26,152
Capital One Financial Corp.
2.400%, 10/30/20	6,000	6,003
3.450%, 4/30/21	45,000	45,816
4.750%, 7/15/21	11,000	11,501
3.900%, 1/29/24	221,000	232,365
3.300%, 10/30/24	100,000	102,570
3.750%, 3/9/27	45,000	46,340

See Notes to Financial Statements.

1492

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Caterpillar Financial Services Corp.
1.700%, 8/9/21		$50,000	$49,455
3.150%, 9/7/21		80,000	81,623
3.650%, 12/7/23		50,000	52,717
2.850%, 5/17/24		25,000	25,453
Discover Financial Services
5.200%, 4/27/22		27,000	28,910
3.950%, 11/6/24		75,000	79,217
4.100%, 2/9/27		67,000	70,110
Ford Motor Credit Co. LLC
2.459%, 3/27/20		600,000	598,018
2.425%, 6/12/20		400,000	398,892
(ICE LIBOR USD 3 Month + 0.93%), 3.273%, 9/24/20 (k)		600,000	600,091
5.750%, 2/1/21		400,000	416,675
3.336%, 3/18/21		320,000	321,419
5.875%, 8/2/21		182,000	191,916
3.813%, 10/12/21		200,000	202,764
3.219%, 1/9/22		480,000	479,812
(ICE LIBOR USD 3 Month + 1.08%), 3.656%, 8/3/22 (k)		600,000	585,180
5.584%, 3/18/24		200,000	214,382
4.389%, 1/8/26		200,000	200,276
General Motors Financial Co., Inc.
3.200%, 7/13/20		700,000	702,488
2.450%, 11/6/20		50,000	49,760
4.200%, 3/1/21		50,000	51,076
3.200%, 7/6/21		15,000	15,106
4.200%, 11/6/21		100,000	102,837
3.450%, 1/14/22		100,000	101,256
3.450%, 4/10/22		80,000	80,977
3.550%, 7/8/22		500,000	507,787
4.150%, 6/19/23		3,000	3,091
3.500%, 11/7/24		50,000	49,712
4.000%, 1/15/25		192,000	194,925
5.250%, 3/1/26		50,000	53,449
4.000%, 10/6/26		54,000	54,437
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§		500,000	507,121
John Deere Capital Corp.
3.150%, 10/15/21		54,000	55,109
2.700%, 1/6/23		250,000	253,701
2.650%, 6/24/24		25,000	25,257
Navient Corp.
8.000%, 3/25/20		100,000	103,500
PACCAR Financial Corp.
2.050%, 11/13/20 (x)		25,000	24,973
2.650%, 5/10/22		25,000	25,288
Synchrony Financial
2.700%, 2/3/20		48,000	47,985
4.375%, 3/19/24 (x)		40,000	41,884
4.250%, 8/15/24		37,000	38,480
3.700%, 8/4/26		50,000	49,558
Toyota Motor Credit Corp.
1.900%, 4/8/21		100,000	99,557
2.750%, 5/17/21		50,000	50,508
3.400%, 9/15/21		54,000	55,399
3.200%, 1/11/27		100,000	103,583
3.050%, 1/11/28		80,000	82,148

			11,430,892

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc.
2.200%, 3/15/21		20,000	20,056
3.000%, 2/11/23		75,000	77,206
3.125%, 3/15/26		35,000	36,268
Block Financial LLC
5.500%, 11/1/22		36,000	38,324
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A 5.125%, 11/30/22§		103,278	105,694
GE Capital European Funding Unlimited Co.
2.250%, 7/20/20 (m)	EUR	400,000	465,592
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		$200,000	198,847
4.418%, 11/15/35		210,000	207,809
National Rural Utilities Cooperative Finance Corp.
2.900%, 3/15/21 (x)		20,000	20,231
(ICE LIBOR USD 3 Month + 0.38%), 2.694%, 6/30/21 (k)		600,000	601,465
2.850%, 1/27/25		100,000	101,669
NTT Finance Corp.
1.900%, 7/21/21 (m)		400,000	395,755
Private Export Funding Corp.
Series II 2.050%, 11/15/22		46,000	46,226
Shell International Finance BV
2.375%, 8/21/22		36,000	36,252
3.400%, 8/12/23		75,000	78,333
2.875%, 5/10/26		50,000	51,042
2.500%, 9/12/26		50,000	49,692
4.125%, 5/11/35		130,000	143,862
3.625%, 8/21/42		53,000	54,482
4.550%, 8/12/43		10,000	11,641
4.375%, 5/11/45		3,000	3,444
Voya Financial, Inc.
3.650%, 6/15/26		50,000	51,401
Woodside Finance Ltd. 3
.650%, 3/5/25§		5,000	5,116

			2,800,407

Insurance (0.7%)
Aflac, Inc.
3.625%, 11/15/24		125,000	131,849
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 7.319%, 2/12/23 (k)§		356,182	360,635
American Financial Group, Inc.
3.500%, 8/15/26		15,000	15,102
American International Group, Inc.
6.400%, 12/15/20		91,000	96,094
4.875%, 6/1/22		36,000	38,481
3.750%, 7/10/25		500,000	523,919
4.200%, 4/1/28		25,000	26,622
4.250%, 3/15/29		25,000	26,806
Aon Corp.
5.000%, 9/30/20		36,000	37,222
4.500%, 12/15/28		180,000	198,273
3.750%, 5/2/29		145,000	150,333
Aon plc
4.750%, 5/15/45		19,000	21,186

See Notes to Financial Statements.

1493

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Assurant, Inc.
4.200%, 9/27/23	$600,000	$624,983
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	54,000	55,768
4.250%, 1/15/49	30,000	33,710
Brighthouse Financial, Inc.
3.700%, 6/22/27	50,000	47,312
Chubb INA Holdings, Inc.
3.350%, 5/3/26	75,000	78,499
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	50,000	52,386
Hartford Financial Services Group, Inc. (The)
4.300%, 4/15/43	20,000	20,951
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 2.931%, 6/11/21 (k)§	600,000	601,499
2.375%, 9/15/22§	600,000	599,754
Lincoln National Corp.
4.000%, 9/1/23	15,000	15,889
Loews Corp.
3.750%, 4/1/26	50,000	52,947
Markel Corp.
3.500%, 11/1/27	25,000	24,766
Marsh & McLennan Cos., Inc.
3.500%, 12/29/20	30,000	30,553
4.800%, 7/15/21	36,000	37,544
3.300%, 3/14/23	70,000	72,013
4.050%, 10/15/23	35,000	37,143
3.875%, 3/15/24	50,000	53,060
3.500%, 6/3/24	160,000	166,356
4.375%, 3/15/29	90,000	99,206
4.350%, 1/30/47	11,000	11,796
4.200%, 3/1/48	60,000	62,891
4.900%, 3/15/49	20,000	23,424
New York Life Global Funding
2.900%, 1/17/24§	400,000	409,341
Principal Financial Group, Inc.
3.700%, 5/15/29	45,000	47,116
Progressive Corp. (The)
3.750%, 8/23/21	46,000	47,500
Prudential Financial, Inc.
3.500%, 5/15/24	50,000	52,680
3.878%, 3/27/28	100,000	108,793
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42 (k)	27,000	28,755
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)	70,000	70,000
Reinsurance Group of America, Inc.
3.900%, 5/15/29	10,000	10,348
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	50,000	51,065
Sompo International Holdings Ltd.
4.700%, 10/15/22	36,000	37,658
Travelers Cos., Inc. (The)
4.600%, 8/1/43	43,000	50,126
4.100%, 3/4/49	15,000	16,538
Trinity Acquisition plc
4.400%, 3/15/26	103,000	109,422
Unum Group
5.625%, 9/15/20	36,000	37,356
Willis North America, Inc.
3.600%, 5/15/24	123,000	127,155

		5,632,825

Thrifts & Mortgage Finance (0.2%)
BPCE SA
2.750%, 12/2/21	250,000	252,170
3.000%, 5/22/22§	250,000	252,530
4.000%, 9/12/23§	600,000	627,747
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24 (k)§	600,000	612,374

		1,744,821

Total Financials		104,705,176

Health Care (2.5%)
Biotechnology (0.4%)
AbbVie, Inc.
2.300%, 5/14/21	20,000	19,937
2.900%, 11/6/22	573,000	576,645
3.600%, 5/14/25	175,000	181,171
4.500%, 5/14/35	164,000	168,148
4.300%, 5/14/36	30,000	30,256
Amgen, Inc.
3.450%, 10/1/20	54,000	54,690
2.650%, 5/11/22	100,000	100,730
3.625%, 5/15/22	45,000	46,542
3.625%, 5/22/24	50,000	52,598
4.400%, 5/1/45	124,000	131,350
Baxalta, Inc.
4.000%, 6/23/25	38,000	40,598
5.250%, 6/23/45	15,000	18,016
Biogen, Inc.
2.900%, 9/15/20	100,000	100,470
Celgene Corp.
3.950%, 10/15/20	10,000	10,196
2.875%, 2/19/21	500,000	503,520
2.250%, 8/15/21	500,000	498,407
3.250%, 8/15/22	120,000	123,152
3.550%, 8/15/22	50,000	51,793
2.750%, 2/15/23	135,000	136,442
3.250%, 2/20/23	85,000	87,385
3.625%, 5/15/24	50,000	52,401
3.875%, 8/15/25	100,000	107,011
3.900%, 2/20/28	50,000	53,556
Gilead Sciences, Inc.
2.550%, 9/1/20	60,000	60,141
4.500%, 4/1/21	54,000	55,704
1.950%, 3/1/22	15,000	14,877
3.250%, 9/1/22	6,000	6,183
3.500%, 2/1/25	165,000	172,930
3.650%, 3/1/26	142,000	150,162
2.950%, 3/1/27	98,000	99,516
4.600%, 9/1/35	90,000	101,089
4.500%, 2/1/45	14,000	15,355

		3,820,971

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
2.900%, 11/30/21	50,000	50,843
3.400%, 11/30/23	35,000	36,557

See Notes to Financial Statements.

1494

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.950%, 3/15/25	$100,000	$102,720
3.750%, 11/30/26	285,000	308,026
Baxter International, Inc.
1.700%, 8/15/21	10,000	9,871
Becton Dickinson and Co.
2.675%, 12/15/19	90,000	90,029
3.250%, 11/12/20	54,000	54,471
2.894%, 6/6/22	85,000	86,158
3.300%, 3/1/23	70,000	70,813
3.700%, 6/6/27	33,000	34,388
4.685%, 12/15/44	17,000	18,805
Boston Scientific Corp.
3.375%, 5/15/22	1,000,000	1,029,327
3.450%, 3/1/24	25,000	26,096
3.750%, 3/1/26	100,000	105,981
4.000%, 3/1/29	35,000	37,542
Edwards Lifesciences Corp.
4.300%, 6/15/28	25,000	26,872
Liberty Property LP (REIT)
4.750%, 10/1/20	36,000	36,867
Medtronic, Inc.
3.150%, 3/15/22	100,000	102,774
3.500%, 3/15/25	210,000	222,408
4.375%, 3/15/35	270,000	309,173
Stryker Corp.
3.500%, 3/15/26	50,000	52,175

		2,811,896

Health Care Providers & Services (0.8%)
Aetna, Inc.
2.800%, 6/15/23	100,000	100,451
4.500%, 5/15/42	93,000	91,969
4.125%, 11/15/42	33,000	30,955
4.750%, 3/15/44	31,000	31,412
AmerisourceBergen Corp.
3.450%, 12/15/27	50,000	50,750
Anthem, Inc.
4.350%, 8/15/20	118,000	120,536
2.950%, 12/1/22	100,000	101,394
3.500%, 8/15/24	10,000	10,398
4.101%, 3/1/28	30,000	32,050
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	51,239
3.410%, 6/15/27 (x)	75,000	74,882
Cigna Corp.
3.200%, 9/17/20§	65,000	65,597
3.400%, 9/17/21§	20,000	20,383
3.750%, 7/15/23§	55,000	57,260
4.375%, 10/15/28§	160,000	172,510
Cigna Holding Co.
3.250%, 4/15/25	54,000	54,907
Coventry Health Care, Inc.
5.450%, 6/15/21	28,000	29,365
CVS Health Corp.
3.125%, 3/9/20	500,000	501,719
2.800%, 7/20/20	80,000	80,234
3.350%, 3/9/21	160,000	162,205
3.700%, 3/9/23	1,025,000	1,060,674
4.000%, 12/5/23	50,000	52,460
3.375%, 8/12/24	75,000	76,674
3.875%, 7/20/25	80,000	83,505
4.300%, 3/25/28	140,000	147,544
5.125%, 7/20/45	154,000	164,220
5.050%, 3/25/48	80,000	85,030
Express Scripts Holding Co.
4.750%, 11/15/21	45,000	47,309
3.000%, 7/15/23	100,000	101,327
3.500%, 6/15/24	50,000	51,551
HCA, Inc.
6.500%, 2/15/20	170,000	173,975
5.875%, 3/15/22	195,000	213,108
4.750%, 5/1/23	278,000	296,820
5.000%, 3/15/24	30,000	32,688
5.250%, 4/15/25	270,000	299,163
5.250%, 6/15/26	25,000	27,650
4.500%, 2/15/27	20,000	21,267
4.125%, 6/15/29	280,000	287,834
Humana, Inc.
3.850%, 10/1/24	50,000	52,542
Laboratory Corp. of America Holdings
2.625%, 2/1/20	40,000	40,027
4.625%, 11/15/20	45,000	46,098
3.750%, 8/23/22	20,000	20,744
McKesson Corp.
2.700%, 12/15/22	27,000	27,133
2.850%, 3/15/23	36,000	36,215
3.796%, 3/15/24	50,000	52,632
Medco Health Solutions, Inc.
4.125%, 9/15/20	45,000	45,887
Montefiore Obligated Group
Series 18-C 5.246%, 11/1/48	48,000	53,247
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	30,736
SSM Health Care Corp.
Series 2018 3.688%, 6/1/23	103,000	106,883
Sutter Health
Series 2018 3.695%, 8/15/28	12,000	12,897
UnitedHealth Group, Inc.
2.700%, 7/15/20	30,000	30,128
2.875%, 3/15/23	27,000	27,508
3.750%, 7/15/25	449,000	479,114
3.700%, 12/15/25	50,000	53,345
3.100%, 3/15/26	13,000	13,410
3.450%, 1/15/27	50,000	52,607
2.950%, 10/15/27	100,000	101,335
3.850%, 6/15/28	18,000	19,439
5.700%, 10/15/40	45,000	57,489
4.625%, 11/15/41	26,000	29,466
3.950%, 10/15/42	83,000	85,059
4.450%, 12/15/48	5,000	5,719

		6,542,675

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.875%, 7/15/23	31,000	32,444
3.050%, 9/22/26	180,000	180,606
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	50,000	51,277
3.000%, 4/15/23	70,000	71,675
2.950%, 9/19/26	319,000	320,512

		656,514

See Notes to Financial Statements.

1495

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (0.9%)
Allergan Finance LLC
3.250%, 10/1/22	$598,000	$605,149
4.625%, 10/1/42	5,000	4,934
Allergan Funding SCS
3.850%, 6/15/24	12,000	12,475
3.800%, 3/15/25	454,000	470,576
4.550%, 3/15/35	145,000	148,220
Allergan, Inc.
3.375%, 9/15/20	45,000	45,408
AstraZeneca plc
2.375%, 11/16/20	75,000	74,975
3.125%, 6/12/27	75,000	76,757
Bayer US Finance II LLC
3.875%, 12/15/23§	600,000	621,495
3.375%, 7/15/24§	8,000	8,043
2.850%, 4/15/25§	100,000	94,262
4.250%, 12/15/25§	600,000	634,239
3.600%, 7/15/42§	71,000	55,380
4.400%, 7/15/44§	10,000	9,272
Bristol-Myers Squibb Co.
2.600%, 5/16/22§	50,000	50,612
2.900%, 7/26/24§	55,000	56,226
3.200%, 6/15/26§	262,000	271,911
4.125%, 6/15/39§	15,000	16,144
Eli Lilly & Co.
3.100%, 5/15/27 (x)	24,000	25,101
3.375%, 3/15/29	30,000	31,962
3.700%, 3/1/45	20,000	20,803
4.150%, 3/15/59	71,000	79,262
GlaxoSmithKline Capital plc
2.850%, 5/8/22	45,000	45,468
3.000%, 6/1/24	70,000	72,097
3.375%, 6/1/29	40,000	42,300
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	36,000	36,661
3.875%, 5/15/28	40,000	43,559
6.375%, 5/15/38	25,000	34,701
Johnson & Johnson
2.950%, 9/1/20	36,000	36,390
2.450%, 12/5/21	25,000	25,263
2.450%, 3/1/26	140,000	141,371
Merck & Co., Inc.
2.400%, 9/15/22	27,000	27,296
2.800%, 5/18/23	62,000	63,307
2.900%, 3/7/24	100,000	103,282
2.750%, 2/10/25	50,000	51,307
3.400%, 3/7/29	100,000	106,418
3.600%, 9/15/42	10,000	10,305
3.700%, 2/10/45	2,000	2,099
4.000%, 3/7/49	23,000	25,505
Mylan NV
3.750%, 12/15/20	500,000	502,900
3.150%, 6/15/21	50,000	49,960
3.950%, 6/15/26	50,000	48,149
Novartis Capital Corp.
2.400%, 5/17/22	100,000	100,799
3.400%, 5/6/24	110,000	115,875
3.100%, 5/17/27	60,000	62,840
4.400%, 5/6/44	10,000	11,690
Pfizer, Inc.
1.950%, 6/3/21	125,000	124,670
3.400%, 5/15/24	50,000	52,734
2.750%, 6/3/26	50,000	50,648
3.600%, 9/15/28	25,000	26,816
4.000%, 12/15/36	4,000	4,337
4.100%, 9/15/38	15,000	16,521
4.400%, 5/15/44	20,000	22,941
Sanofi
4.000%, 3/29/21	36,000	37,146
3.625%, 6/19/28	25,000	26,903
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19	515,000	514,082
2.400%, 9/23/21	125,000	124,775
2.875%, 9/23/23	75,000	75,373
3.200%, 9/23/26	171,000	172,202
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23§	50,000	53,462
5.000%, 11/26/28§	200,000	227,424
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24	600,000	568,500
Wyeth LLC
6.450%, 2/1/24	15,000	17,734
5.950%, 4/1/37	95,000	125,890
Zoetis, Inc.
3.000%, 9/12/27	50,000	50,272

		7,465,178

Total Health Care		21,297,234

Industrials (2.2%)
Aerospace & Defense (0.8%)
Airbus SE
3.950%, 4/10/47§	155,000	169,401
Arconic, Inc.
5.400%, 4/15/21	170,000	175,993
BAE Systems Holdings, Inc.
2.850%, 12/15/20§	31,000	31,102
3.800%, 10/7/24§	15,000	15,640
3.850%, 12/15/25§	85,000	88,911
4.750%, 10/7/44§	7,000	7,782
Boeing Co. (The)
2.350%, 10/30/21	62,000	62,117
3.450%, 11/1/28	25,000	26,393
3.600%, 5/1/34	35,000	36,550
3.375%, 6/15/46	13,000	12,436
3.825%, 3/1/59	35,000	35,045
Embraer Netherlands Finance BV
5.400%, 2/1/27	35,000	38,815
General Dynamics Corp.
3.000%, 5/11/21	100,000	101,603
2.250%, 11/15/22	62,000	62,158
3.750%, 5/15/28	45,000	49,068
Harris Corp.
2.700%, 4/27/20	33,000	33,060
4.400%, 6/15/28	260,000	284,081
5.054%, 4/27/45	50,000	58,359
L3 Technologies, Inc.
4.950%, 2/15/21 (x)	73,000	75,507
3.850%, 6/15/23	279,000	291,280
3.950%, 5/28/24	60,000	62,539
3.850%, 12/15/26	190,000	198,919

See Notes to Financial Statements.

1496

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.400%, 6/15/28	$15,000	$16,365
Lockheed Martin Corp.
2.500%, 11/23/20	75,000	75,309
3.350%, 9/15/21	45,000	46,088
3.100%, 1/15/23	258,000	263,867
2.900%, 3/1/25	30,000	30,823
3.550%, 1/15/26	87,000	92,405
3.600%, 3/1/35	314,000	326,675
4.500%, 5/15/36	15,000	17,150
4.070%, 12/15/42	127,000	139,955
3.800%, 3/1/45	11,000	11,693
Northrop Grumman Corp
. 3.250%, 8/1/23	100,000	103,234
2.930%, 1/15/25	315,000	320,187
3.250%, 1/15/28	156,000	160,707
4.750%, 6/1/43	24,000	27,362
3.850%, 4/15/45	50,000	51,247
4.030%, 10/15/47	85,000	90,575
Raytheon Co.
7.200%, 8/15/27	27,000	35,536
7.000%, 11/1/28	143,000	187,314
4.700%, 12/15/41	47,000	54,925
4.200%, 12/15/44	30,000	32,984
Rockwell Collins, Inc.
2.800%, 3/15/22	500,000	505,230
3.200%, 3/15/24	75,000	76,980
Spirit AeroSystems, Inc.
4.600%, 6/15/28	500,000	525,775
Textron, Inc.
3.875%, 3/1/25	500,000	520,525
4.000%, 3/15/26	25,000	26,085
3.650%, 3/15/27	45,000	46,188
3.900%, 9/17/29	118,000	123,645
United Technologies Corp.
1.950%, 11/1/21	185,000	183,430
3.100%, 6/1/22	54,000	55,214
3.125%, 5/4/27	146,000	149,275
4.125%, 11/16/28	220,000	241,124
5.400%, 5/1/35	28,000	34,084
6.125%, 7/15/38	105,000	139,426
4.500%, 6/1/42	140,000	157,740

		6,785,881

Air Freight & Logistics (0.1%)
FedEx Corp.
4.200%, 10/17/28 (x)	100,000	108,972
3.900%, 2/1/35	40,000	39,933
3.875%, 8/1/42	205,000	188,977
United Parcel Service, Inc.
3.125%, 1/15/21	54,000	54,734
2.050%, 4/1/21	25,000	24,938
2.500%, 4/1/23	25,000	25,365
2.400%, 11/15/26	50,000	49,347
3.400%, 3/15/29	80,000	84,504

		576,770

Airlines (0.2%)
Delta Air Lines, Inc.
2.875%, 3/13/20	788,000	787,133
2.600%, 12/4/20	575,000	573,103
3.625%, 3/15/22	500,000	506,590

		1,866,826

Building Products (0.1%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§	600,000	598,083
Johnson Controls International plc
4.625%, 7/2/44 (e)	25,000	25,603
5.125%, 9/14/45	3,000	3,357
Masco Corp.
3.500%, 4/1/21	30,000	30,427
4.375%, 4/1/26	20,000	20,709

		678,179

Commercial Services & Supplies (0.2%)
Brambles USA, Inc.
5.350%, 4/1/20§	500,000	509,929
Cintas Corp. No.
2 3.700%, 4/1/27	100,000	106,370
RELX Capital, Inc.
3.125%, 10/15/22	75,000	76,465
3.500%, 3/16/23	105,000	108,356
4.000%, 3/18/29	155,000	163,924
Republic Services, Inc.
5.250%, 11/15/21	36,000	38,363
3.550%, 6/1/22	5,000	5,162
4.750%, 5/15/23	160,000	173,139
2.900%, 7/1/26	61,000	61,689
3.375%, 11/15/27	75,000	77,563
3.950%, 5/15/28	85,000	91,853
Waste Management, Inc.
4.600%, 3/1/21	18,000	18,590
2.900%, 9/15/22	36,000	36,747
3.125%, 3/1/25	10,000	10,342
3.200%, 6/15/26	9,000	9,356
3.150%, 11/15/27	50,000	51,476
3.900%, 3/1/35	91,000	95,938
4.000%, 7/15/39	75,000	80,604
4.150%, 7/15/49	60,000	65,481

		1,781,347

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	36,000	36,577
Eaton Corp.
2.750%, 11/2/22	45,000	45,564
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	76,660

		158,801

Industrial Conglomerates (0.1%)
3M Co.
3.250%, 2/14/24	25,000	26,107
2.875%, 10/15/27	75,000	76,088
3.375%, 3/1/29	95,000	100,474
General Electric Co.
5.300%, 2/11/21	54,000	56,044
3.150%, 9/7/22 (x)	54,000	54,661
2.700%, 10/9/22	64,000	63,890
3.100%, 1/9/23	75,000	75,733
4.125%, 10/9/42	140,000	129,077
Honeywell International, Inc.
4.250%, 3/1/21	45,000	46,527
3.812%, 11/21/47	25,000	26,636

See Notes to Financial Statements.

1497

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Ingersoll-Rand Global Holding Co. Ltd.
2.900%, 2/21/21	$50,000	$50,379
Roper Technologies, Inc.
2.800%, 12/15/21	100,000	100,692
3.800%, 12/15/26	30,000	31,127

		837,435

Machinery (0.1%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	36,732
CNH Industrial Capital LLC
4.375%, 11/6/20	10,000	10,200
4.875%, 4/1/21	10,000	10,325
3.875%, 10/15/21	5,000	5,104
4.375%, 4/5/22	10,000	10,350
CNH Industrial NV
3.850%, 11/15/27	20,000	19,854
Deere & Co.
2.600%, 6/8/22	91,000	92,025
Dover Corp.
3.150%, 11/15/25	50,000	50,760
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	50,349
Kennametal, Inc.
3.875%, 2/15/22	27,000	27,810
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	102,891
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	36,597

		452,997

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	36,791
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	30,105
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	26,753

		93,649

Road & Rail (0.3%)
Avolon Holdings Funding Ltd.
3.950%, 7/1/24§	400,000	409,996
Burlington Northern Santa Fe LLC
3.400%, 9/1/24	50,000	52,598
3.000%, 4/1/25	10,000	10,305
5.750%, 5/1/40	95,000	124,444
4.550%, 9/1/44	20,000	22,988
4.150%, 4/1/45	97,000	107,692
CSX Corp.
3.700%, 11/1/23	50,000	52,682
6.150%, 5/1/37	15,000	19,041
4.750%, 11/15/48	40,000	46,457
4.250%, 11/1/66	74,000	76,238
ERAC USA Finance LLC
2.600%, 12/1/21§	400,000	401,372
Norfolk Southern Corp.
3.650%, 8/1/25	70,000	73,956
2.900%, 6/15/26	130,000	131,826
3.800%, 8/1/28	25,000	26,951
4.837%, 10/1/41	20,000	22,969
3.950%, 10/1/42	33,000	34,025
4.050%, 8/15/52	47,000	48,674
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	450,000	478,459
Ryder System, Inc.
2.875%, 9/1/20	50,000	50,236
3.450%, 11/15/21	13,000	13,309
2.800%, 3/1/22	2,000	2,019
3.750%, 6/9/23	7,000	7,292
3.650%, 3/18/24	25,000	26,216
Union Pacific Corp.
2.750%, 4/15/23	62,000	62,861
3.150%, 3/1/24	55,000	56,696
3.250%, 8/15/25	100,000	103,827
2.750%, 3/1/26	87,000	87,632
3.375%, 2/1/35	140,000	137,605
3.600%, 9/15/37	82,000	83,444
4.375%, 9/10/38	3,000	3,294
3.799%, 10/1/51	19,000	18,931
3.875%, 2/1/55	92,000	92,292

		2,886,327

Trading Companies & Distributors (0.3%)
Air Lease Corp.
3.500%, 1/15/22	30,000	30,634
3.000%, 9/15/23	50,000	50,233
3.750%, 6/1/26	100,000	102,543
Aircastle Ltd.
5.125%, 3/15/21	610,000	632,232
5.500%, 2/15/22	10,000	10,601
5.000%, 4/1/23	10,000	10,558
4.125%, 5/1/24	10,000	10,294
Aviation Capital Group LLC
2.875%, 1/20/22 (x)§	500,000	503,353
BOC Aviation Ltd.
2.750%, 9/18/22§	100,000	99,625
3.500%, 10/10/24§	400,000	406,750
GATX Corp.
2.600%, 3/30/20	41,000	41,056
3.250%, 9/15/26	50,000	49,675
Mitsubishi Corp.
2.625%, 7/14/22 (m)	500,000	501,654

		2,449,208

Total Industrials		18,567,420

Information Technology (2.4%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
1.850%, 9/20/21	100,000	99,271
2.950%, 2/28/26	30,000	31,067
2.500%, 9/20/26	50,000	50,169
Juniper Networks, Inc.
3.300%, 6/15/20	35,000	35,211
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	52,121

		267,839

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	49,114
Amphenol Corp.
3.200%, 4/1/24	57,000	58,404

See Notes to Financial Statements.

1498

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Arrow Electronics, Inc.
3.500%, 4/1/22	$500,000	$508,323
3.250%, 9/8/24	50,000	49,606
Corning, Inc.
4.250%, 8/15/20	600,000	612,254
3.700%, 11/15/23	10,000	10,435
4.375%, 11/15/57	35,000	34,026
Jabil, Inc.
3.950%, 1/12/28	100,000	97,650
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	80,132
Tyco Electronics Group SA
3.450%, 8/1/24	20,000	20,680
3.125%, 8/15/27	45,000	45,107

		1,565,731

IT Services (0.4%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	50,000	50,023
Fidelity National Information Services, Inc.
3.625%, 10/15/20	49,000	49,700
5.000%, 10/15/25	70,000	78,910
3.000%, 8/15/26	235,000	237,666
3.750%, 5/21/29	15,000	15,904
4.500%, 8/15/46	42,000	44,318
4.750%, 5/15/48	45,000	50,216
Fiserv, Inc.
4.750%, 6/15/21	50,000	52,237
3.800%, 10/1/23	25,000	26,328
2.750%, 7/1/24	100,000	100,895
3.850%, 6/1/25	51,000	54,019
3.200%, 7/1/26	235,000	240,380
4.200%, 10/1/28	170,000	182,926
3.500%, 7/1/29	45,000	46,274
IBM Credit LLC
3.000%, 2/6/23	100,000	102,195
International Business Machines Corp.
2.250%, 2/19/21	100,000	99,996
2.500%, 1/27/22	100,000	100,690
1.875%, 8/1/22	91,000	90,001
3.000%, 5/15/24	100,000	102,727
3.450%, 2/19/26	100,000	105,081
3.300%, 5/15/26	430,000	445,401
3.500%, 5/15/29	100,000	104,509
Mastercard, Inc.
2.950%, 11/21/26	100,000	103,594
2.950%, 6/1/29	200,000	206,226
3.650%, 6/1/49	25,000	26,217
Total System Services, Inc.
3.800%, 4/1/21	30,000	30,551
3.750%, 6/1/23	40,000	41,313
4.000%, 6/1/23	80,000	83,363
4.800%, 4/1/26	194,000	212,019
Visa, Inc.
2.200%, 12/14/20	100,000	100,119
3.150%, 12/14/25	100,000	104,952
4.150%, 12/14/35	59,000	67,441
4.300%, 12/14/45	30,000	35,342
Western Union Co. (The)
4.250%, 6/9/23	25,000	26,326

		3,417,859

Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc.
2.950%, 1/12/21	50,000	50,476
3.900%, 12/15/25	14,000	14,786
3.500%, 12/5/26	115,000	117,511
5.300%, 12/15/45	30,000	34,300
Applied Materials, Inc.
2.625%, 10/1/20	50,000	50,237
3.900%, 10/1/25	19,000	20,408
3.300%, 4/1/27	135,000	139,565
5.100%, 10/1/35	60,000	71,747
5.850%, 6/15/41	10,000	12,809
4.350%, 4/1/47	126,000	139,446
Broadcom Corp.
2.375%, 1/15/20	322,000	321,581
3.000%, 1/15/22	223,000	223,475
3.625%, 1/15/24	115,000	115,970
3.875%, 1/15/27	675,000	660,312
Broadcom, Inc.
3.125%, 4/15/21§	50,000	50,272
3.125%, 10/15/22§	25,000	25,079
3.625%, 10/15/24§	600,000	603,077
4.250%, 4/15/26§	265,000	268,296
4.750%, 4/15/29§	100,000	102,454
Intel Corp.
2.450%, 7/29/20	30,000	30,082
2.350%, 5/11/22	100,000	100,678
2.700%, 12/15/22	45,000	45,828
3.700%, 7/29/25	100,000	107,265
4.800%, 10/1/41	40,000	47,178
KLA-Tencor Corp.
4.125%, 11/1/21	28,000	29,065
4.650%, 11/1/24	50,000	54,762
4.100%, 3/15/29	185,000	194,326
5.000%, 3/15/49	75,000	83,085
Lam Research Corp.
2.750%, 3/15/20	61,000	61,045
3.750%, 3/15/26	165,000	173,354
4.000%, 3/15/29	30,000	31,989
4.875%, 3/15/49	55,000	60,471
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	25,066
Microchip Technology, Inc.
3.922%, 6/1/21	600,000	610,731
Micron Technology, Inc.
4.640%, 2/6/24	10,000	10,405
4.975%, 2/6/26	500,000	525,547
NVIDIA Corp.
3.200%, 9/16/26	263,000	267,784
NXP BV
4.125%, 6/1/21§	200,000	204,481
4.625%, 6/15/22§	700,000	732,675
4.625%, 6/1/23§	200,000	210,747
3.875%, 6/18/26§	180,000	184,995
4.300%, 6/18/29§	80,000	82,470
QUALCOMM, Inc.
2.600%, 1/30/23	50,000	50,190
3.250%, 5/20/27	75,000	76,327
4.650%, 5/20/35	75,000	83,522
Texas Instruments, Inc.
2.250%, 5/1/23	30,000	30,038
4.150%, 5/15/48	20,000	22,666

See Notes to Financial Statements.

1499

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Xilinx, Inc.
2.950%, 6/1/24	$50,000	$50,700

		7,209,273

Software (0.5%)
Autodesk, Inc.
3.600%, 12/15/22	36,000	37,049
3.500%, 6/15/27	250,000	252,612
CA, Inc.
3.600%, 8/15/22	100,000	101,317
Microsoft Corp.
2.000%, 11/3/20	75,000	74,944
1.550%, 8/8/21	75,000	74,390
2.375%, 2/12/22	75,000	75,815
2.375%, 5/1/23	102,000	103,313
2.700%, 2/12/25	75,000	77,205
2.400%, 8/8/26	100,000	100,413
3.300%, 2/6/27	100,000	106,182
3.500%, 2/12/35	85,000	90,593
3.450%, 8/8/36	275,000	290,758
3.500%, 11/15/42	45,000	46,709
3.700%, 8/8/46	174,000	187,985
Oracle Corp.
1.900%, 9/15/21	770,000	766,334
2.500%, 10/15/22	83,000	83,888
2.625%, 2/15/23	70,000	71,030
2.400%, 9/15/23	85,000	85,503
3.400%, 7/8/24	75,000	78,822
2.950%, 11/15/24	75,000	77,221
2.950%, 5/15/25	165,000	169,801
2.650%, 7/15/26	45,000	45,128
3.900%, 5/15/35	101,000	109,434
4.000%, 7/15/46	137,000	146,705
VMware, Inc.
2.300%, 8/21/20	600,000	598,247
3.900%, 8/21/27	100,000	100,435

		3,951,833

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
2.000%, 11/13/20	25,000	24,972
2.250%, 2/23/21	150,000	150,487
2.150%, 2/9/22	100,000	100,295
2.850%, 2/23/23	50,000	51,201
2.400%, 5/3/23	136,000	137,268
3.000%, 2/9/24	88,000	90,822
2.850%, 5/11/24	200,000	205,740
3.250%, 2/23/26	110,000	114,785
3.350%, 2/9/27	50,000	52,660
2.900%, 9/12/27	150,000	153,138
3.850%, 5/4/43	223,000	236,344
3.450%, 2/9/45	42,000	41,587
4.375%, 5/13/45	53,000	60,276
4.650%, 2/23/46	15,000	17,694
4.250%, 2/9/47	40,000	44,715
Dell International LLC
4.420%, 6/15/21§	579,000	596,788
5.450%, 6/15/23§	660,000	712,748
6.020%, 6/15/26§	160,000	176,129
4.900%, 10/1/26§	25,000	26,084
EMC Corp.
2.650%, 6/1/20	500,000	494,925
Hewlett Packard Enterprise Co.
3.600%, 10/15/20 (e)	105,000	106,383
4.900%, 10/15/25 (e)	50,000	54,688
HP, Inc.
3.750%, 12/1/20	15,000	15,254
Seagate HDD Cayman
4.250%, 3/1/22	30,000	30,430

		3,695,413

Total Information Technology		20,107,948

Materials (0.5%)
Chemicals (0.4%)
Albemarle Corp.
4.150%, 12/1/24	100,000	105,808
Celanese US Holdings LLC
5.875%, 6/15/21 (x)	10,000	10,601
4.625%, 11/15/22	10,000	10,606
Dow Chemical Co. (The)
9.000%, 4/1/21	55,000	60,858
3.000%, 11/15/22	33,000	33,437
3.150%, 5/15/24§	75,000	76,527
3.500%, 10/1/24	75,000	77,652
3.625%, 5/15/26§	100,000	103,212
4.375%, 11/15/42	106,000	106,252
DuPont de Nemours, Inc.
4.205%, 11/15/23	100,000	106,975
4.493%, 11/15/25	305,000	337,516
5.419%, 11/15/48	215,000	260,056
Eastman Chemical Co.
3.600%, 8/15/22	45,000	46,238
Ecolab, Inc.
4.350%, 12/8/21	36,000	37,748
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	500,000	505,146
LYB International Finance BV
4.000%, 7/15/23	36,000	37,893
LYB International Finance II BV
3.500%, 3/2/27	100,000	101,443
Mosaic Co. (The)
3.250%, 11/15/22	50,000	50,939
Nutrien Ltd.
3.150%, 10/1/22	36,000	36,548
PPG Industries, Inc.
3.600%, 11/15/20	27,000	27,479
Praxair, Inc.
2.700%, 2/21/23	36,000	36,489
RPM International, Inc.
4.550%, 3/1/29	25,000	26,292
Sherwin-Williams Co. (The)
2.750%, 6/1/22	50,000	50,463
3.450%, 6/1/27	75,000	76,842
4.000%, 12/15/42	25,000	24,155
4.500%, 6/1/47	5,000	5,331
Syngenta Finance NV
3.698%, 4/24/20§	600,000	599,556
4.441%, 4/24/23§	400,000	414,020

		3,366,082

Construction Materials (0.0%)
CRH America, Inc.
5.750%, 1/15/21	45,000	47,052

See Notes to Financial Statements.

1500

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Containers & Packaging (0.0%)
International Paper Co.
4.750%, 2/15/22	$35,000	$36,941
6.000%, 11/15/41	60,000	70,367
4.800%, 6/15/44	9,000	9,160
Packaging Corp. of America
3.900%, 6/15/22	36,000	37,404
3.400%, 12/15/27	35,000	35,190
WRKCo, Inc.
4.000%, 3/15/28	50,000	51,853

		240,915

Metals & Mining (0.1%)
Anglo American Capital plc
4.875%, 5/14/25§	200,000	215,353
ArcelorMittal 5
.250%, 8/5/20 (e)	15,000	15,375
5.500%, 3/1/21 (e)	15,000	15,581
6.250%, 2/25/22 (e)	10,000	10,825
6.125%, 6/1/25	10,000	11,312
4.550%, 3/11/26	45,000	47,363
Barrick Gold Corp.
5.250%, 4/1/42	30,000	35,176
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	27,000	27,480
4.125%, 2/24/42	25,000	27,559
5.000%, 9/30/43	15,000	18,632
Newmont Goldcorp Corp.
3.625%, 6/9/21§	35,000	35,639
Nucor Corp.
5.200%, 8/1/43	17,000	20,227
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	37,876

		518,398

Paper & Forest Products (0.0%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	25,000	26,688
Georgia-Pacific LLC
5.400%, 11/1/20§	140,000	145,639
3.734%, 7/15/23§	123,000	128,425
3.600%, 3/1/25§	25,000	26,163
7.375%, 12/1/25	65,000	82,394
7.750%, 11/15/29	20,000	27,928

		437,237

Total Materials		4,609,684

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs)(1.5%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	525,000	539,715
3.800%, 4/15/26	50,000	52,342
American Campus Communities Operating Partnership LP (REIT)
3.625%, 11/15/27	50,000	50,879
American Tower Corp. (REIT)
3.450%, 9/15/21	500,000	510,230
2.250%, 1/15/22	50,000	49,767
3.000%, 6/15/23	50,000	50,752
5.000%, 2/15/24	50,000	54,956
3.375%, 5/15/24	700,000	720,002
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23	50,000	53,728
3.300%, 6/1/29	15,000	15,613
Boston Properties LP (REIT)
3.200%, 1/15/25	100,000	102,034
2.750%, 10/1/26	50,000	49,166
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	500,000	520,370
3.950%, 11/15/27	25,000	25,478
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23	500,000	505,499
3.850%, 2/1/25	100,000	102,426
3.900%, 3/15/27	500,000	507,913
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	10,890
Corporate Office Properties LP (REIT)
5.000%, 7/1/25	100,000	106,977
Crown Castle International Corp. (REIT)
5.250%, 1/15/23	400,000	434,472
3.150%, 7/15/23	50,000	50,855
3.700%, 6/15/26	500,000	517,133
3.650%, 9/1/27	50,000	51,122
Digital Realty Trust LP (REIT)
3.625%, 10/1/22	27,000	27,890
Duke Realty LP (REIT)
3.250%, 6/30/26	30,000	30,548
EPR Properties (REIT)
4.500%, 4/1/25	500,000	527,444
ERP Operating LP (REIT)
3.000%, 4/15/23	75,000	76,885
Essex Portfolio LP (REIT)
3.875%, 5/1/24	25,000	26,283
4.000%, 3/1/29	25,000	26,520
GLP Capital LP (REIT)
4.875%, 11/1/20	20,000	20,349
5.375%, 11/1/23	10,000	10,771
5.250%, 6/1/25	410,000	437,609
5.375%, 4/15/26	15,000	16,184
5.750%, 6/1/28	10,000	11,004
HCP, Inc. (REIT)
3.150%, 8/1/22	36,000	36,654
4.250%, 11/15/23	70,000	74,443
Hospitality Properties Trust (REIT)
4.950%, 2/15/27	70,000	70,600
Host Hotels & Resorts LP (REIT)
Series C 4.750%, 3/1/23	36,000	38,208
Kilroy Realty LP (REIT)
3.450%, 12/15/24	25,000	25,581
4.375%, 10/1/25	1,000,000	1,070,897
Kimco Realty Corp. (REIT)
3.200%, 5/1/21	25,000	25,275
Life Storage LP (REIT)
3.875%, 12/15/27	25,000	25,659
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	52,955
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22	27,000	28,068
Office Properties Income Trust (REIT)
4.500%, 2/1/25	100,000	100,038

See Notes to Financial Statements.

1501

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23		$400,000	$417,229
4.500%, 1/15/25		500,000	520,423
Prologis LP (REIT)
4.250%, 8/15/23		50,000	53,664
Public Storage (REIT)
3.094%, 9/15/27		600,000	611,733
3.385%, 5/1/29		15,000	15,630
Realty Income Corp. (REIT)
3.250%, 10/15/22		100,000	102,793
Sabra Health Care LP (REIT)
4.800%, 6/1/24		500,000	513,750
Simon Property Group LP (REIT)
2.350%, 1/30/22		50,000	50,069
3.300%, 1/15/26		75,000	77,145
3.375%, 6/15/27 (x)		75,000	77,903
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22		25,000	25,294
UDR, Inc. (REIT)
3.500%, 1/15/28		100,000	102,456
Unibail-Rodamco SE (REIT)
1.000%, 3/14/25 (m)	EUR	500,000	597,137
Ventas Realty LP (REIT)
4.250%, 3/1/22		$40,000	41,736
3.250%, 8/15/22		36,000	36,822
3.500%, 4/15/24		25,000	25,889
VEREIT Operating Partnership LP (REIT)
4.125%, 6/1/21		5,000	5,127
4.600%, 2/6/24		10,000	10,645
4.625%, 11/1/25		500,000	533,971
4.875%, 6/1/26		10,000	10,847
Washington REIT (REIT)
3.950%, 10/15/22		36,000	37,397
WEA Finance LLC (REIT)
3.250%, 10/5/20§		500,000	504,393
Weingarten Realty Investors (REIT)
3.375%, 10/15/22		54,000	54,914
Welltower, Inc. (REIT)
4.000%, 6/1/25		100,000	105,560
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23		50,000	53,718
WP Carey, Inc. (REIT)
3.850%, 7/15/29		50,000	50,755

			12,479,184

Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24 (m)	EUR	400,000	464,734
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 3/20/22§		$500,000	509,381

			974,115

Total Real Estate			13,453,299

Utilities (1.7%)
Electric Utilities (1.4%)
AEP Texas, Inc.
3.950%, 6/1/28		125,000	135,123
Series G 4.150%, 5/1/49		5,000	5,462
AEP Transmission Co. LLC
3.750%, 12/1/47		10,000	10,250
4.250%, 9/15/48		70,000	77,256
Alabama Power Co.
3.750%, 3/1/45		84,000	85,835
Series A 4.300%, 7/15/48		55,000	61,809
Series B 3.700%, 12/1/47		35,000	35,628
Alliant Energy Finance LLC
3.750%, 6/15/23§		30,000	31,129
American Electric Power Co., Inc.
2.150%, 11/13/20		25,000	24,916
3.200%, 11/13/27		25,000	25,438
Series I 3.650%, 12/1/21		15,000	15,467
Avangrid, Inc.
3.150%, 12/1/24		25,000	25,362
Baltimore Gas & Electric Co.
3.500%, 8/15/46		77,000	75,677
3.750%, 8/15/47		35,000	35,928
4.250%, 9/15/48		35,000	39,876
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48		30,000	32,092
Commonwealth Edison Co.
4.600%, 8/15/43		10,000	11,657
Series 122 2.950%, 8/15/27		11,000	11,190
Dayton Power & Light Co. (The)
3.950%, 6/15/49§		66,000	67,919
DPL, Inc.
4.350%, 4/15/29§		25,000	25,353
DTE Electric Co.
2.650%, 6/15/22		45,000	45,589
Series A 4.050%, 5/15/48		100,000	110,164
Duke Energy Carolinas LLC
2.500%, 3/15/23		50,000	50,473
3.050%, 3/15/23		15,000	15,434
3.950%, 11/15/28		85,000	92,705
5.300%, 2/15/40		25,000	31,321
4.000%, 9/30/42		20,000	21,387
3.875%, 3/15/46		30,000	31,620
3.700%, 12/1/47		40,000	41,004
3.950%, 3/15/48		30,000	32,482
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 3.028%, 5/14/21 (b)(k)§		500,000	501,278
3.050%, 8/15/22		400,000	407,216
3.750%, 4/15/24		300,000	317,625
2.650%, 9/1/26		75,000	74,108
3.400%, 6/15/29		30,000	30,631
Duke Energy Florida LLC
3.800%, 7/15/28		55,000	59,358
6.400%, 6/15/38		60,000	83,665
3.400%, 10/1/46		30,000	29,123
Duke Energy Ohio, Inc.
3.650%, 2/1/29		175,000	187,877
Duke Energy Progress LLC
3.000%, 9/15/21		25,000	25,470
3.250%, 8/15/25		111,000	115,509
3.700%, 9/1/28		145,000	155,338
3.450%, 3/15/29		90,000	94,767
4.100%, 5/15/42		10,000	10,631

See Notes to Financial Statements.

1502

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.100%, 3/15/43	$35,000	$37,260
4.200%, 8/15/45	30,000	32,593
3.600%, 9/15/47	2,000	1,990
Electricite de France SA
2.350%, 10/13/20§	500,000	500,131
Emera US Finance LP
3.550%, 6/15/26	50,000	50,983
Entergy Arkansas LLC
3.750%, 2/15/21	924,000	942,011
Entergy Corp.
2.950%, 9/1/26	2,000	2,005
Entergy Louisiana LLC
5.400%, 11/1/24	20,000	22,766
4.200%, 9/1/48	75,000	81,953
4.200%, 4/1/50	10,000	11,059
Eversource Energy
Series L 2.900%, 10/1/24	144,000	146,039
Series M 3.300%, 1/15/28	150,000	152,666
Exelon Corp.
5.150%, 12/1/20	45,000	46,320
3.950%, 6/15/25	75,000	79,914
4.950%, 6/15/35	24,000	26,873
4.450%, 4/15/46	10,000	10,755
FirstEnergy Corp.
Series B 4.250%, 3/15/23	15,000	15,782
3.900%, 7/15/27	100,000	104,768
FirstEnergy Transmission LLC
4.350%, 1/15/25§	75,000	80,412
4.550%, 4/1/49§	85,000	93,413
Florida Power & Light Co.
(ICE LIBOR USD 3 Month + 0.40%), 2.970%, 5/6/22 (k)	380,000	380,698
5.690%, 3/1/40	10,000	13,152
5.250%, 2/1/41	9,000	11,264
3.950%, 3/1/48	51,000	55,037
4.125%, 6/1/48	75,000	83,715
3.990%, 3/1/49	30,000	32,939
Fortis, Inc.
3.055%, 10/4/26	75,000	74,290
Indiana Michigan Power Co.
3.850%, 5/15/28	25,000	27,033
Series K 4.550%, 3/15/46	16,000	18,206
ITC Holdings Corp.
3.350%, 11/15/27	25,000	25,751
Kansas City Power & Light Co.
4.200%, 3/15/48	80,000	87,531
LG&E & KU Energy LLC
3.750%, 11/15/20	54,000	55,002
MidAmerican Energy Co.
4.400%, 10/15/44	54,000	60,941
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28§	27,000	29,054
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.835%, 9/3/19 (k)	800,000	800,268
2.900%, 4/1/22	600,000	609,345
2.800%, 1/15/23	75,000	75,632
3.625%, 6/15/23	50,000	52,144
3.550%, 5/1/27	25,000	26,091
Northern States Power Co.
3.400%, 8/15/42	80,000	79,219
4.000%, 8/15/45	30,000	32,240
4.200%, 9/1/48	25,000	27,073
NSTAR Electric Co.
2.375%, 10/15/22	45,000	45,160
3.200%, 5/15/27	18,000	18,549
Ohio Power Co.
4.000%, 6/1/49	40,000	42,845
Series G 6.600%, 2/15/33	65,000	87,560
Oklahoma Gas & Electric Co.
3.300%, 3/15/30	150,000	151,435
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28	25,000	26,987
3.700%, 11/15/28§	80,000	86,042
4.550%, 12/1/41	50,000	58,203
4.100%, 11/15/48	30,000	33,350
3.800%, 6/1/49§	20,000	21,306
PacifiCorp
4.125%, 1/15/49	108,000	118,495
PECO Energy Co.
1.700%, 9/15/21	100,000	99,031
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	49,869
Public Service Co. of Colorado
3.200%, 11/15/20	45,000	45,266
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	51,323
3.000%, 5/15/27	11,000	11,228
3.650%, 9/1/28	90,000	96,588
3.200%, 5/15/29	100,000	103,583
Southern California Edison Co.
Series C 3.500%, 10/1/23	50,000	51,090
Series D 3.400%, 6/1/23	25,000	25,423
Southern Co. (The)
2.350%, 7/1/21	650,000	648,955
2.950%, 7/1/23	25,000	25,369
3.250%, 7/1/26	100,000	101,483
Southwestern Electric Power Co.
Series M 4.100%, 9/15/28	45,000	48,568
Southwestern Public Service Co.
3.750%, 6/15/49	15,000	15,219
Tampa Electric Co.
4.300%, 6/15/48	15,000	16,172
4.450%, 6/15/49	55,000	61,652
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	136,000	144,663
Union Electric Co.
3.500%, 3/15/29	55,000	58,145
Virginia Electric & Power Co.
4.450%, 2/15/44	39,000	43,499
Series A 3.500%, 3/15/27	150,000	157,739
Series B 4.200%, 5/15/45	91,000	98,397
Series C 2.750%, 3/15/23	186,000	188,609

See Notes to Financial Statements.

1503

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
4.000%, 11/15/46		$65,000	$68,701
Vistra Operations Co. LLC
4.300%, 7/15/29§		85,000	85,943
Wisconsin Electric Power Co.
2.950%, 9/15/21		45,000	45,582
Wisconsin Power & Light Co.
3.050%, 10/15/27		75,000	76,163
Xcel Energy, Inc.
3.350%, 12/1/26		100,000	102,617

			11,705,269

Gas Utilities (0.1%)
Atmos Energy Corp.
4.125%, 3/15/49		20,000	21,909
CenterPoint Energy Resources Corp.
4.500%, 1/15/21		54,000	55,421
3.550%, 4/1/23		500,000	515,183
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24		100,000	103,647
4.800%, 11/1/43		40,000	45,694
4.600%, 12/15/44		55,000	61,193
National Fuel Gas Co.
3.950%, 9/15/27		50,000	49,616

			852,663

Independent Power and Renewable Electricity Producers (0.0%)
NRG Energy, Inc.
4.450%, 6/15/29§		25,000	25,991

Multi-Utilities (0.2%)
Ameren Corp.
2.700%, 11/15/20		50,000	50,158
Ameren Illinois Co.
3.800%, 5/15/28		50,000	54,058
Berkshire Hathaway Energy Co.
3.750%, 11/15/23		50,000	52,828
6.125%, 4/1/36		7,000	9,368
5.950%, 5/15/37		3,000	3,910
Black Hills Corp.
3.950%, 1/15/26		14,000	14,555
Consolidated Edison Co. of New York, Inc.
Series B 3.125%, 11/15/27		25,000	25,673
Consumers Energy Co.
3.375%, 8/15/23		87,000	90,788
3.800%, 11/15/28		6,000	6,589
3.950%, 7/15/47		10,000	11,398
4.050%, 5/15/48		40,000	44,986
3.750%, 2/15/50		40,000	42,193
Dominion Energy, Inc.
4.104%, 4/1/21 (e)		40,000	40,818
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54 (k)		50,000	51,563
Series B 2.750%, 9/15/22		45,000	45,340
DTE Energy Co.
Series D 3.700%, 8/1/23		65,000	67,804
NiSource, Inc.
2.650%, 11/17/22		20,000	20,114
3.490%, 5/15/27		100,000	103,723
Sempra Energy
2.400%, 3/15/20		400,000	399,513
(ICE LIBOR USD 3 Month + 0.45%), 2.860%, 3/15/21 (k)		600,000	597,311
2.875%, 10/1/22		32,000	32,291
2.900%, 2/1/23		100,000	100,649
Southern Co. Gas Capital Corp.
3.500%, 9/15/21		45,000	45,921

			1,911,551

Total Utilities			14,495,474

Total Corporate Bonds			256,683,089

Foreign Government Securities (2.4%)
Canadian Government Bond
1.750%, 5/1/21	CAD	7,500,000	5,754,849
2.000%, 11/15/22		$100,000	100,648
Export Development Canada
1.750%, 7/21/20		75,000	74,816
1.500%, 5/26/21		100,000	99,334
2.750%, 3/15/23		50,000	51,239
Export-Import Bank of Korea
4.000%, 1/29/21		182,000	186,891
2.750%, 1/25/22		100,000	101,094
France Government Bond OAT
1.500%, 5/25/50 (m)	EUR	970,000	1,269,203
Iraq Government AID Bond
2.149%, 1/18/22		$200,000	201,028
Japan Bank for International Cooperation
2.375%, 11/16/22		200,000	202,038
2.375%, 4/20/26		200,000	200,976
2.250%, 11/4/26		50,000	49,683
3.500%, 10/31/28 (x)		200,000	217,949
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	603,346
Kingdom of Spain
0.600%, 10/31/29 (m)	EUR	1,400,000	1,615,055
1.850%, 7/30/35 (m)		700,000	910,771
Province of Alberta Canada
2.200%, 7/26/22		$100,000	100,678
3.350%, 11/1/23		150,000	157,981
Province of British Columbia
2.000%, 10/23/22		50,000	50,146
Province of Manitoba
2.050%, 11/30/20		100,000	99,971
Province of New Brunswick Canada
2.500%, 12/12/22		25,000	25,386
Province of Ontario
2.450%, 6/29/22		45,000	45,639
2.200%, 10/3/22		100,000	100,707
3.400%, 10/17/23		200,000	211,163
3.200%, 5/16/24		162,000	170,656
Province of Quebec
3.500%, 7/29/20		91,000	92,280
2.625%, 2/13/23		102,000	104,541
2.500%, 4/20/26		50,000	50,981
2.750%, 4/12/27		50,000	51,822
Republic of Argentina
(ARLLMONP + 0.00%), 65.954%, 6/21/20 (k)	ARS	800,000	18,362

See Notes to Financial Statements.

1504

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 52.006%, 4/3/22 (k)	ARS	100,000	$2,029
Republic of Chile
3.125%, 1/21/26		$100,000	104,125
Republic of Colombia
4.000%, 2/26/24		200,000	209,500
3.875%, 4/25/27		390,000	406,965
Republic of Hungary
6.375%, 3/29/21		200,000	213,434
5.375%, 3/25/24		160,000	180,700
Republic of Panama
3.875%, 3/17/28		200,000	213,875
Republic of Peru
4.125%, 8/25/27		205,000	228,767
6.150%, 8/12/32 (m)	PEN	2,700,000	898,085
Republic of Philippines
4.000%, 1/15/21		$136,000	139,527
3.000%, 2/1/28		300,000	307,875
Republic of Poland
5.125%, 4/21/21		45,000	47,305
4.000%, 1/22/24		75,000	80,609
Republic of Uruguay
8.000%, 11/18/22		45,000	50,864
4.375%, 10/27/27		200,000	216,063
Russian Federal Bond
6.900%, 5/23/29	RUB	20,619,000	317,282
State of Israel
2.875%, 3/16/26		$200,000	206,500
State of Qatar
4.500%, 4/23/28§		500,000	558,750
5.103%, 4/23/48§		500,000	595,781
Svensk Exportkredit AB
2.375%, 3/9/22		200,000	202,532
Tokyo Metropolitan Government Bond
2.500%, 6/8/22§		900,000	908,878
United Mexican States
3.625%, 3/15/22		192,000	196,860
4.000%, 10/2/23		150,000	156,750
4.150%, 3/28/27		696,000	730,800
7.500%, 6/3/27	MXN	601,700	31,237
3.750%, 1/11/28		$200,000	203,500
8.500%, 5/31/29	MXN	3,541,000	195,637
7.750%, 11/23/34		712,200	37,216

Total Foreign Government Securities			20,560,679

Loan Participations (0.2%)
Industrials (0.2%)
Building Products (0.1%)
Ply Gem, Inc.
(ICE LIBOR USD 3 Month + 3.75%), 6.354%, 4/1/25 (k)		$990,000	962,775

Trading Companies & Distributors (0.1%)
AerCap Holdings NV
(ICE LIBOR USD 3 Month + 1.75%), 4.080%, 10/6/23 (k)		1,083,333	1,081,829

Total Industrials			2,044,604

Total Loan Participations			2,044,604

Mortgage-Backed Securities (20.9%)
FHLMC
3.000%, 9/1/27		$26,269	26,866
3.000%, 7/1/28		13,405	13,710
2.500%, 1/1/29		38,683	39,054
3.000%, 1/1/30		29,721	30,414
2.500%, 3/1/30		26,243	26,495
2.500%, 5/1/30		72,466	73,161
3.000%, 5/1/30		60,596	62,125
3.000%, 6/1/30		115,046	117,839
2.500%, 7/1/30		27,825	28,092
3.000%, 7/1/30		59,118	60,526
2.500%, 8/1/30		85,305	86,124
3.000%, 8/1/30		19,288	19,751
2.500%, 9/1/30		106,654	107,678
3.500%, 9/1/30		52,879	55,063
2.500%, 4/1/31		92,988	93,881
3.500%, 4/1/31		3,838	4,004
4.670%, 11/1/31 (l)		1,605	1,678
5.500%, 2/1/35		9,840	10,952
4.500%, 2/1/39		23,422	25,335
4.500%, 12/1/39		10,337	11,106
4.000%, 8/1/40		12,147	12,806
4.000%, 9/1/40		25,073	26,622
3.500%, 12/1/40		49,644	51,259
4.000%, 4/1/41		562	593
4.500%, 5/1/41		64,535	69,095
5.500%, 6/1/41		39,845	44,733
5.000%, 11/1/41		109,114	118,232
3.500%, 4/1/42		76,401	79,637
3.500%, 5/1/42		2,095	2,165
3.500%, 8/1/42		104,670	108,850
3.500%, 10/1/42		20,781	21,528
3.500%, 11/1/42		50,005	51,913
3.000%, 12/1/42		114,142	116,691
3.000%, 1/1/43		57,068	58,289
3.000%, 3/1/43		56,833	57,782
3.000%, 4/1/43		400,577	407,769
3.500%, 6/1/43		31,466	32,806
3.000%, 7/1/43		289,473	296,028
3.500%, 7/1/43		9,202	9,631
3.000%, 8/1/43		170,824	173,892
4.500%, 9/1/43		83,027	87,763
4.500%, 11/1/43		23,554	24,891
3.500%, 12/1/43		229,540	238,874
4.500%, 12/1/43		73,769	78,405
3.500%, 1/1/44		1,031,193	1,074,502
3.500%, 4/1/44		102,861	107,304
4.000%, 4/1/44		50,611	53,834
3.500%, 6/1/44		12,229	12,727
4.000%, 7/1/44		18,204	19,112
4.000%, 8/1/44		78,473	83,739
3.500%, 12/1/44		271,859	281,554
3.000%, 1/1/45		3,976,433	4,041,615
3.000%, 7/1/45		2,044,734	2,076,974
3.500%, 8/1/45		439,547	458,811
3.500%, 9/1/45		6,806	7,127
4.000%, 9/1/45		50,746	53,407
4.000%, 10/1/45		74,371	78,477
4.000%, 12/1/45		21,566	22,632
3.500%, 1/1/46		47,691	49,600
3.500%, 3/1/46		34,231	35,580

See Notes to Financial Statements.

1505

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 5/1/46	$39,616	$41,202
3.500%, 7/1/46	383,610	400,302
4.000%, 7/1/46	48,213	50,859
4.000%, 8/1/46	27,773	29,280
4.000%, 9/1/46	4,031	4,249
4.000%, 10/1/46	7,786	8,209
3.000%, 11/1/46	70,530	71,620
3.000%, 12/1/46	358,820	366,045
3.000%, 1/1/47	10,764	10,917
4.000%, 1/1/47	458,558	486,612
3.000%, 2/1/47	15,914	16,140
4.000%, 2/1/47	166,150	175,114
3.500%, 3/1/47	100,554	103,876
4.500%, 4/1/47	167,139	177,431
4.500%, 5/1/47	63,568	68,479
3.500%, 7/1/47	16,571	17,297
4.500%, 7/1/47	239,847	257,837
3.500%, 8/1/47	3,272,142	3,369,401
4.000%, 8/1/47	181,928	193,741
3.500%, 10/1/47	86,575	90,504
3.500%, 12/1/47	80,133	83,770
3.500%, 1/1/48	27,328	28,486
4.500%, 7/1/48	499,990	538,622
4.500%, 8/1/48	1,000,685	1,078,019
4.500%, 4/1/49	149,871	160,203
4.000%, 7/15/49 TBA	3,000,000	3,102,539
FNMA
5.000%, 2/1/24 (l)	90	93
4.708%, 1/1/28 (l)	8,938	9,223
2.416%, 3/1/33 (l)	11,609	11,460
4.611%, 1/1/36 (l)	140,726	147,268
6.000%, 7/1/39	15,877	17,931
4.613%, 12/1/40 (l)	3,018	3,128
4.000%, 1/1/41	18,414	19,355
3.500%, 12/1/44	1,405,925	1,428,802
3.500%, 2/1/45	3,787,899	3,849,533
3.000%, 4/1/45	2,723,479	2,731,537
3.000%, 5/1/45	3,669,611	3,680,469
GNMA
3.750%, 7/20/27 (l)	668	680
5.500%, 4/15/33	1,010	1,118
5.000%, 12/15/38	7,263	7,980
4.000%, 4/20/39	3,289	3,476
5.000%, 7/15/39	38,456	42,251
4.000%, 7/20/39	7,680	8,120
5.000%, 10/20/39	7,762	8,481
4.500%, 12/20/39	3,161	3,355
4.500%, 1/20/40	3,949	4,191
4.500%, 2/20/40	3,104	3,294
4.500%, 5/20/40	278	295
4.000%, 10/20/40	42,240	44,587
4.000%, 11/20/40	129,268	136,451
5.000%, 12/15/40	26,264	28,974
4.000%, 12/20/40	50,860	53,686
4.000%, 1/20/41	43,178	45,577
4.000%, 3/15/41	32,616	34,360
4.500%, 7/20/41	17,487	18,548
3.500%, 1/15/42	25,251	26,281
4.500%, 2/15/42	242,838	260,943
5.000%, 7/20/42	18,532	20,304
3.500%, 4/15/43	41,232	42,758
3.500%, 4/20/43	81,188	84,703
3.500%, 2/20/44	298,071	310,325
5.000%, 7/20/44	2,919	3,142
4.000%, 10/20/44	1,436	1,514
3.500%, 1/20/45	1,366,309	1,399,424
3.000%, 2/15/45	60,390	61,896
3.000%, 4/20/45	166,168	170,276
3.500%, 5/20/45	75,616	78,607
3.000%, 6/20/45	355,364	364,147
3.000%, 7/15/45	670,346	685,810
3.000%, 10/20/45	84,964	87,011
3.500%, 3/20/46	1,499,769	1,555,803
3.000%, 4/20/46	842,730	861,979
3.500%, 4/20/46	1,494,631	1,550,473
3.500%, 5/20/46	72,999	75,726
3.000%, 6/20/46	152,507	155,990
3.500%, 6/20/46	921,571	956,003
3.000%, 7/20/46	237,116	242,532
3.500%, 7/20/46	324,276	336,392
3.000%, 8/20/46	25,711	26,298
3.000%, 9/20/46	567,546	580,509
3.500%, 9/20/46	1,059,085	1,096,337
3.000%, 10/20/46	17,744	18,149
3.500%, 10/20/46	98,860	102,478
3.000%, 12/20/46	53,188	54,386
4.500%, 7/20/48	752,644	786,777
4.500%, 9/20/48	62,092	65,587
5.000%, 1/20/49	98,032	102,814
3.000%, 7/15/49 TBA	348,500	356,069
3.500%, 7/15/49 TBA	1,000,000	1,033,203
4.000%, 7/15/49 TBA	3,312,500	3,434,131
4.500%, 7/15/49 TBA	774,500	807,356
5.000%, 7/15/49 TBA	1,523,000	1,592,011
5.500%, 7/15/49 TBA	250,000	265,859
3.000%, 8/15/49 TBA	4,000,000	4,080,781
3.500%, 8/15/49 TBA	4,000,000	4,128,594
4.000%, 8/15/49 TBA	15,500,000	16,069,746
UMBS
2.500%, 9/1/27	31,491	31,775
2.500%, 4/1/28	8,792	8,871
2.500%, 8/1/28	24,025	24,242
3.500%, 3/1/29	34,134	35,384
3.000%, 4/1/29	42,866	43,869
3.500%, 4/1/29	83,335	86,568
3.000%, 5/1/29	49,499	50,703
3.000%, 6/1/29	46,056	47,133
3.500%, 7/1/29	46,227	47,977
3.000%, 9/1/29	42,701	43,699
3.500%, 9/1/29	48,082	49,992
3.000%, 10/1/29	26,490	27,134
3.500%, 12/1/29	33,480	34,810
3.000%, 1/1/30	211,068	216,003
2.500%, 2/1/30	12,729	12,844
3.000%, 3/1/30	41,771	42,786
2.500%, 4/1/30	27,733	27,983
3.000%, 4/1/30	34,799	35,613
2.500%, 5/1/30	13,786	13,910
3.000%, 5/1/30	20,393	20,889
2.500%, 7/1/30	40,158	40,521
3.000%, 7/1/30	75,774	77,568
2.500%, 8/1/30	138,953	140,209
3.000%, 8/1/30	194,841	199,421
3.500%, 8/1/30	108,785	113,264

See Notes to Financial Statements.

1506

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 9/1/30	$58,378	$58,906
3.000%, 9/1/30	80,929	82,846
2.500%, 11/1/30	124,548	125,673
2.500%, 3/1/31	15,728	15,870
3.000%, 3/1/31	10,962	11,219
2.500%, 6/1/31	35,822	36,145
2.500%, 7/1/31	25,793	26,026
2.500%, 8/1/31	3,642	3,675
3.000%, 8/1/31	211,158	215,713
4.000%, 8/1/31	11,711	12,390
3.000%, 9/1/31	25,693	26,310
2.000%, 10/1/31	11,551	11,451
2.500%, 10/1/31	200,681	202,494
2.000%, 11/1/31	146,299	145,035
2.500%, 11/1/31	86,664	87,447
2.000%, 12/1/31	15,035	14,905
2.500%, 2/1/32	5,912	5,965
3.500%, 2/1/32	118,445	123,558
2.000%, 3/1/32	93,214	92,409
2.500%, 3/1/32	21,542	21,730
3.500%, 4/1/32	256,894	268,304
3.500%, 5/1/32	180,942	188,978
3.000%, 6/1/32	51,498	52,782
2.500%, 8/1/32	149,000	150,300
3.000%, 9/1/32	48,626	49,839
2.500%, 2/1/33	255,970	258,282
4.000%, 10/1/33	249,364	263,310
4.000%, 11/1/33	311,454	329,002
6.000%, 2/1/34	27,089	30,636
5.500%, 5/1/34	123,358	136,927
6.000%, 8/1/34	15,040	17,040
3.000%, 9/1/34	2,436,639	2,495,627
3.500%, 12/1/34	1,925,722	1,997,376
5.000%, 2/1/35	150,066	163,489
5.500%, 2/1/35	71,837	79,763
6.000%, 4/1/35	242,170	273,453
5.000%, 9/1/35	8,472	9,201
5.500%, 12/1/35	42,231	47,036
4.000%, 1/1/36	52,423	55,195
3.000%, 10/1/36	4,852	4,974
3.000%, 11/1/36	49,191	50,454
3.000%, 12/1/36	73,433	75,319
6.000%, 2/1/38	12,038	13,837
6.000%, 3/1/38	3,710	4,261
6.000%, 5/1/38	12,142	13,968
6.000%, 10/1/38	3,834	4,391
6.000%, 12/1/38	5,145	5,905
5.500%, 1/1/39	19,055	21,051
4.000%, 5/1/39	569	594
4.000%, 6/1/39	14,648	15,467
4.000%, 7/1/39	20,358	21,239
4.500%, 7/1/39	177,792	191,733
5.500%, 9/1/39	51,771	56,561
5.500%, 12/1/39	29,369	32,041
5.500%, 3/1/40	3,659	4,051
6.500%, 5/1/40	99,084	114,683
4.000%, 7/1/40	45,782	48,236
4.500%, 7/1/40	40,230	43,196
4.000%, 8/1/40	83,140	87,597
4.500%, 8/1/40	65,612	70,449
4.000%, 9/1/40	79,487	83,750
4.000%, 10/1/40	272,452	288,831
4.000%, 11/1/40	14,370	15,140
4.000%, 12/1/40	1,003,401	1,057,343
4.000%, 4/1/41	7,037	7,414
5.500%, 4/1/41	7,298	7,930
4.500%, 5/1/41	2,544	2,747
4.500%, 7/1/41	8,711	9,327
5.000%, 7/1/41	199,576	215,978
5.000%, 8/1/41	5,093	5,509
4.000%, 9/1/41	187,953	198,263
4.500%, 9/1/41	28,501	30,567
4.000%, 10/1/41	12,633	13,326
4.500%, 10/1/41	85,691	91,762
4.000%, 12/1/41	50,470	54,075
3.500%, 1/1/42	39,217	40,713
4.000%, 1/1/42	79,615	84,081
4.000%, 2/1/42	43,692	46,088
3.500%, 4/1/42	20,250	20,956
3.500%, 5/1/42	11,150	11,607
4.000%, 5/1/42	93,396	98,520
3.500%, 6/1/42	5,788	6,014
4.000%, 6/1/42	23,946	25,230
3.500%, 7/1/42	5,075	5,273
4.000%, 7/1/42	165,251	176,727
3.000%, 8/1/42	219,090	223,982
3.500%, 8/1/42	9,717	10,058
4.000%, 8/1/42	13,650	14,399
4.500%, 8/1/42	24,289	25,795
3.500%, 9/1/42	49,700	51,456
4.000%, 9/1/42	23,849	25,127
4.500%, 9/1/42	137,113	147,221
3.500%, 10/1/42	37,976	39,317
3.000%, 12/1/42	60,496	61,847
3.500%, 12/1/42	57,300	59,250
4.000%, 12/1/42	101,831	108,323
3.000%, 1/1/43	120,018	122,719
4.000%, 1/1/43	39,578	41,749
3.000%, 2/1/43	233,041	238,318
3.500%, 2/1/43	48,146	50,163
3.000%, 3/1/43	462,230	471,061
3.500%, 3/1/43	60,751	63,262
4.000%, 3/1/43	15,717	16,687
3.000%, 4/1/43	323,018	329,599
3.500%, 4/1/43	2,473	2,563
3.000%, 5/1/43	434,094	443,769
3.500%, 5/1/43	13,202	13,716
3.000%, 6/1/43	80,004	81,939
3.500%, 6/1/43	54,476	56,759
3.000%, 7/1/43	631,905	646,111
3.500%, 7/1/43	184,075	191,495
3.000%, 8/1/43	43,504	44,258
3.500%, 8/1/43	157,340	163,966
4.500%, 9/1/43	188,985	201,906
4.000%, 10/1/43	180,088	189,967
3.500%, 11/1/43	106,659	110,394
4.500%, 11/1/43	164,341	179,230
4.500%, 12/1/43	33,352	35,238
5.000%, 12/1/43	279,446	302,588
4.500%, 1/1/44	51,631	54,542
4.500%, 4/1/44	397,714	425,543
3.500%, 5/1/44	485,012	507,302
3.500%, 6/1/44	433,010	447,363
4.500%, 6/1/44	329,578	355,008

See Notes to Financial Statements.

1507

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 7/1/44	$48,578	$50,628
4.000%, 8/1/44	489,299	524,057
3.000%, 10/1/44	2,411,343	2,453,141
4.000%, 12/1/44	31,613	33,693
3.500%, 2/1/45	50,117	52,076
4.000%, 2/1/45	41,648	44,245
4.000%, 5/1/45	43,216	46,235
3.500%, 7/1/45	134,647	140,232
4.500%, 7/1/45	93,761	101,230
3.500%, 10/1/45	93,735	96,754
4.000%, 10/1/45	242,430	257,362
3.500%, 11/1/45	164,336	171,426
4.000%, 11/1/45	89,084	93,413
4.500%, 11/1/45	143,840	154,958
3.500%, 12/1/45	37,376	39,117
4.000%, 12/1/45	190,419	201,085
4.500%, 12/1/45	75,438	80,740
4.000%, 1/1/46	40,946	42,984
4.000%, 2/1/46	67,381	71,540
3.500%, 3/1/46	51,705	53,710
3.500%, 4/1/46	102,843	106,363
3.500%, 5/1/46	32,486	33,766
3.000%, 6/1/46	67,815	69,216
3.500%, 6/1/46	146,938	152,635
4.000%, 6/1/46	163,535	170,945
4.500%, 7/1/46	231,744	252,522
3.000%, 8/1/46	3,660	3,741
3.500%, 8/1/46	65,364	67,898
3.000%, 9/1/46	85,463	87,208
3.500%, 9/1/46	72,418	75,291
3.000%, 11/1/46	187,365	190,974
3.500%, 11/1/46	153,275	159,651
4.000%, 11/1/46	47,234	50,249
3.000%, 12/1/46	3,426,881	3,478,484
3.500%, 12/1/46	311,786	323,989
3.000%, 1/1/47	17,104	17,444
3.500%, 1/1/47	340,061	355,207
4.000%, 1/1/47	26,795	28,642
2.500%, 2/1/47	2,526,362	2,510,556
3.000%, 2/1/47	125,625	128,067
3.500%, 2/1/47	38,894	40,536
3.000%, 3/1/47	125,224	127,577
4.000%, 3/1/47	4,808,773	5,046,590
3.500%, 5/1/47	94,493	98,333
3.500%, 6/1/47	57,769	60,135
3.500%, 7/1/47	40,559	42,220
4.000%, 8/1/47	82,983	87,406
3.500%, 10/1/47	83,078	86,559
4.500%, 10/1/47	19,493	20,967
3.500%, 11/1/47	52,718	55,059
4.500%, 11/1/47	256,325	274,020
3.500%, 12/1/47	481,315	500,801
3.500%, 1/1/48	313,097	326,381
4.000%, 1/1/48	2,514,495	2,620,992
4.500%, 1/1/48	220,940	236,261
4.000%, 3/1/48	150,570	160,806
4.000%, 4/1/48	93,139	99,421
4.500%, 4/1/48	54,403	59,162
4.500%, 5/1/48	1,433,313	1,543,218
3.500%, 6/1/48	3,927,493	4,033,128
4.500%, 7/1/48	33,862	36,603
4.000%, 8/1/48	490,058	515,814
4.500%, 8/1/48	163,411	175,765
3.000%, 11/1/48	349,344	353,216
4.500%, 11/1/48	143,282	153,061
4.500%, 2/1/49	485,017	521,342
4.500%, 5/1/49	639,066	695,416
UMBS, 15 Year, Single Family
2.500%, 7/25/34 TBA	26,600	26,779
3.000%, 7/25/34 TBA	759,000	773,765
4.500%, 7/25/34 TBA	279,000	285,190
2.500%, 8/25/34 TBA	180,000	181,146
UMBS, 30 Year, Single Family
3.000%, 7/25/49 TBA	2,042,015	2,059,404
3.500%, 7/25/49 TBA	116,418	119,029
4.000%, 7/25/49 TBA	2,252,000	2,327,477
4.500%, 7/25/49 TBA	253,000	264,365
3.500%, 8/25/49 TBA	5,600,000	5,724,031
4.500%, 8/25/49 TBA	3,530,000	3,688,850
5.000%, 8/25/49 TBA	259,000	273,801
3.000%, 9/25/49 TBA	30,600,000	30,812,765

Total Mortgage-Backed Securities		175,898,712

Municipal Bonds (1.6%)
Aldine Texas Independent School District School Building, PSF-GTD 5.000%, 2/15/43	10,000	11,922
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2009A 6.449%, 2/15/44	55,000	77,518
American Municipal Power, Inc., Revenue Bonds, Class B 7.834%, 2/15/41	20,000	31,700
Arizona Board of Regents Arizona State University System Revenue Refunding Bonds, Series 2017B 5.000%, 7/1/43	20,000	23,730
Berks County Industrial Development Authority Health System Revenue Bonds, Series 2017
5.000%, 11/1/47	30,000	34,375
5.000%, 11/1/50	20,000	22,861
California Health Facilities Financing Authourity Revenue Kaiser Permanente-Subser A-2 5.000%, 11/1/47	20,000	28,480
California Infrastructure and Economic Development Bank Revenue Bonds, Series 2017 7.300%, 10/1/39	25,000	37,579
City & County of Denver, Series A-1 5.000%, 8/1/48	50,000	58,411
City and County of Denver, Colorado Dedicated Tax Revenue Refunding and Improvement Bonds Series 2016A 5.000%, 8/1/44	40,000	46,758

See Notes to Financial Statements.

1508

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
City of Atlanta, Georgia Water and Wastewater Revenue Refunding Bonds, Series 2015 5.000%, 11/1/40	$20,000	$23,124
City of Atlanta, Georgia Water and Wastewater Revenue Refunding Bonds, Series 2018A 5.000%, 11/1/41	20,000	24,077
City of Aurora, Colorado Acting by and Through Its Utility Enterprise First Lien Water Refunding Bonds, Series 2016
5.000%, 8/1/41	50,000	58,946
5.000%, 8/1/46	30,000	35,227
City of Chicago Taxable General Obligation Bonds, Series 2015B 5.633%, 1/1/20	300,000	303,063
City of Cleveland, Ohio Various Purpose General Obligation Bonds, Series 2018 5.000%, 12/1/43	70,000	83,690
City of Columbia, South Carolina Waterworks and Sewer System Revenue Bonds, Series 2018 5.000%, 2/1/42	20,000	24,145
City of New York General Obligation Bonds Fiscal, Tax-Exempt Bonds, Series 2018 Subseries F-1 5.000%, 4/1/43	110,000	131,883
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	105,000	147,231
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE 5.500%, 6/15/43	270,000	286,953
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB 5.882%, 6/15/44	45,000	63,563
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A 5.808%, 2/1/41	45,000	61,833
City of San Antonio, Water System, Series C 5.000%, 5/15/46	150,000	175,705
Commonwealth Financing Authourity PA Revenue Taxable-Series A 3.807%, 6/1/41	160,000	167,854
Connecticut St Taxable-Teachers Retirement-A (CT) 5.850%, 3/15/32	85,000	109,320
County of Clark Airport System, Revenue Bonds, Series 2019B
5.000%, 7/1/32	10,000	12,650
5.000%, 7/1/33	10,000	12,588
5.000%, 7/1/35	20,000	24,970
5.000%, 7/1/40	10,000	12,280
5.000%, 7/1/41	30,000	36,717
5.000%, 7/1/42	40,000	48,835
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.600%, 8/1/42	25,000	37,354
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B 5.841%, 8/1/21	145,000	155,904
County of Los Angeles Unified School District, General Obligation Bonds 6.758%, 7/1/34	60,000	82,274
County of Miami-Dade, Educational Facilities Authority, Revenue Bonds, Series 2018A 5.000%, 4/1/53	30,000	34,819
County of Miami-Dade, Florida Aviation Revenue, Series C 4.062%, 10/1/31	25,000	27,230
District of Columbia General Obligation Bonds, Series 2016A 5.000%, 6/1/41	180,000	210,920
Dutchess County Local Development Corporation Health Quest Systems, Inc. Project Revenue Bonds, Series 2016B 5.000%, 7/1/46	450,000	512,631
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A 2.995%, 7/1/20	50,000	50,325
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	35,000	42,050
Grand Parkway Transportation Corp., Series A 5.000%, 10/1/43	40,000	47,628
Health and Educational Facilities Authority of The State of Missouri Taxable Educational Facilities Revenue Bonds, Series 2016A 3.651%, 1/15/46	10,000	10,457

See Notes to Financial Statements.

1509

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Hospital Authority Of The City Of Dubois Hospital Revenue Bonds, Series 2018 5.000%, 7/15/43	$20,000	$23,088
Housing & Community Development Authority, Series A, GNMA COLL 3.800%, 7/1/38	10,000	10,625
Idaho Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group, Series A 5.000%, 12/1/47	20,000	23,459
Indiana Finance Authority First Lien Wastewater Utility Revenue Bonds, Series 2015A 5.000%, 10/1/45	40,000	45,362
Indiana Finance Authority First Lien Wastewater Utility Revenue Bonds, Series 2016A 5.000%, 10/1/46	130,000	150,484
King County, Washington Sewer Revenue Refunding Bonds, Series A 5.000%, 7/1/47	30,000	34,026
Las Vegas Valley Water District, Series A 5.000%, 6/1/46	230,000	267,170
Long Island Power Authority Electric System General Revenue Bonds, Series 2017 5.000%, 9/1/47	70,000	82,996
Los Angeles Department of Water & Power Power System Revenue Bonds 6.603%, 7/1/50	25,000	39,367
Louisiana Public Facilities Authority Revenue Bonds, Series 2018E 5.000%, 7/1/48	20,000	23,592
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds, Series 2016 5.000%, 5/1/41	20,000	23,235
Massachusetts Development Finance Agency 5.000%, 7/1/44	40,000	45,588
Massachusetts Development Finance Agency Revenue Bonds, Caregroup Issue, Series J-2
5.000%, 7/1/43	30,000	34,956
5.000%, 7/1/48	30,000	34,803
5.000%, 7/1/53	30,000	34,626
Mesquite Independent School District, PSF-GTD 5.000%, 8/15/43	180,000	213,723
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Bonds, Series 2015A
5.000%, 7/1/41	40,000	46,285
5.000%, 7/1/45	20,000	23,428
Metropolitan Transportation Authority Transportation Revenue Bonds, Series 2015A Subseries 1 5.000%, 11/15/45	10,000	11,359
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E 6.814%, 11/15/40	45,000	63,355
Metropolitan Transportation Authority, Revenue Green Bonds, Series 2019B
5.000%, 5/15/22	150,000	165,020
5.000%, 11/15/52	50,000	59,461
Michigan Finance Authority
5.000%, 12/1/47	20,000	21,736
Michigan State Housing Development Authority Rental Housing Revenue Bonds, Series A
4.000%, 10/1/43	10,000	10,603
4.050%, 10/1/48	10,000	10,570
4.150%, 10/1/53	30,000	31,580
Series B 3.550%, 10/1/33	10,000	10,520
New Hope Cultural Education Facilities Finance Corporation Hospital Revenue Bonds, Series 2017A 5.000%, 8/15/47	20,000	23,392
New Jersey Economic Development Authority, Revenue Bonds, Series B, AGM
(Zero Coupon), 2/15/22	800,000	748,640
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B 6.875%, 12/15/39	1,670,000	1,673,824
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B 5.754%, 12/15/28	50,000	57,540
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F 7.414%, 1/1/40	56,000	86,629
New York & New Jersey Port Authority, Consolidated Bonds, Series 181 4.960%, 8/1/46	40,000	51,080
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018 Series C-1-A
3.700%, 11/1/38	20,000	20,916
4.000%, 11/1/53	50,000	52,522

See Notes to Financial Statements.

1510

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018 Series C-1-B 3.850%, 11/1/43	$50,000	$52,342
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds, Series 2014 C-1-A 4.200%, 11/1/44	210,000	218,322
New York City Municipal Water Finance Authority Water and System Revenue Bonds 5.440%, 6/15/43	25,000	33,301
New York City Municipal Water Finance Authority Water and System Revenue Bonds, Series 2018-CC-1 5.000%, 6/15/48	80,000	94,346
New York City Municipal Water Finance Authority Water and System Revenue Prerefunded-Second Generation (NY) 5.375%, 6/15/43	230,000	243,666
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Series 2019 B, Subseries B-3 3.900%, 8/1/31	70,000	75,629
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Series A, Subseries A-2
3.650%, 11/1/24	55,000	57,962
3.750%, 11/1/25	55,000	57,934
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Subseries 2018C-4 3.550%, 5/1/25	75,000	80,069
North Carolina Turnpike Authority Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds, Series 2018, AGM 5.000%, 1/1/35	20,000	24,276
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue and Refunding Bonds, Series 2014 5.000%, 11/15/49	180,000	204,971
Oregon School Boards Association, Taxable-Pension- Series B, NATL-RE
5.550%, 6/30/28	105,000	124,528
5.680%, 6/30/28	75,000	90,417
Oregon St Taxable-Pension (OR)
5.892%, 6/1/27	115,000	138,983
Pennsylvania Turnpike Commission Turnpike Revenue Bonds, Series 2016 A-1 5.000%, 12/1/46	20,000	22,948
Pennsylvania Turnpike Commission Turnpike Revenue Bonds, Series 2017 B-1 5.250%, 6/1/47	30,000	34,815
Pennsylvania Turnpike Commission, Revenue Bonds, Subseries B 5.000%, 12/1/48	40,000	47,390
Putnam County Development Authority Pollution Control Revenue Refunding Bonds, Series 2018A 5.000%, 3/15/42	40,000	46,690
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H 5.235%, 5/15/22	545,000	592,219
Rutgers The State University of New Jersey 5.665%, 5/1/40	110,000	142,684
Sacramento County Sanitation Districts Financing Authority, Revenue Various Refunding Sacramento, Series B, NATL-RE
(ICE LIBOR USD 3 Month + 0.53%, 12.00% Cap), 2.219%, 12/1/35 (k)	120,000	118,220
Salt River Project Agricultural Improvement & Power District 5.000%, 1/1/36	30,000	36,852
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project Electric System Revenue Bonds, Series 2015A 5.000%, 12/1/45	50,000	57,701
San Diego County Regional Airport Authority Subordinate Airport Revenue Bonds, Series 2017A 5.000%, 7/1/47	20,000	23,714
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 7.043%, 4/1/50	195,000	314,744
South Carolina Public Service Authority, South Carolina St Public Service Authority Revenue for Issues Dated Prior To 12/21/10 See 837147 Taxable, Obligs, Series D 2.388%, 12/1/23	15,000	14,872

See Notes to Financial Statements.

1511

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
State of California Department of Water Resources, Revenue Bonds, Series P 2.000%, 5/1/22	$75,000	$75,064
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose 4.600%, 4/1/38	100,000	109,196
State of California, Various Purposes, General Obligation Bonds, Series 2009
6.200%, 10/1/19	36,000	36,360
7.550%, 4/1/39	110,000	174,143
State of Colorado Building Excellent Schools Today Certificates Of Participation, Series 2018N 5.000%, 3/15/38	310,000	373,169
State of Illinois General Obligation Bonds, Series 2017A 5.000%, 12/1/24	10,000	11,310
State of Illinois General Obligation Bonds, Series 2017D
5.000%, 11/1/22	10,000	10,942
5.000%, 11/1/24	60,000	67,757
5.000%, 11/1/25	160,000	181,898
5.000%, 11/1/26	50,000	57,406
State of Illinois General Obligation Bonds, Series 2018A 5.000%, 5/1/20	20,000	20,542
State of Illinois, General Obligation Bonds 5.100%, 6/1/33	200,000	210,616
State of Minnesota, Series A 5.000%, 8/1/36	70,000	86,885
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H 5.389%, 3/15/40	45,000	55,962
State of Washington, Washington Various Purpose General Obligation Bonds, Series 2018C 5.000%, 2/1/39	120,000	144,658
State of West Virginia General Obligation State Road Bonds, Series 2018 B 5.000%, 12/1/40	20,000	24,262
Tennessee Housing Development Agency
3.750%, 7/1/38	10,000	10,608
3.850%, 7/1/43	10,000	10,506
3.950%, 1/1/49	10,000	10,526
Texas Transportation Commission State of Texas Highway Improvement General Obligation Bonds, Series 2016 5.000%, 4/1/40	20,000	23,465
5.000%, 4/1/43	30,000	35,079
The Central Puget Sound Regional Transit Authority Sales Tax Improvement and Refunding Bonds, Series 2015S-1 5.000%, 11/1/50	20,000	22,882
The Commonwealth of Massachusetts General Obligation Bonds Consolidated Loan of 2018, Series A
5.000%, 1/1/46	100,000	119,044
5.000%, 1/1/48	70,000	83,142
The Commonwealth of Massachusetts Massachusetts General Obligation Bonds Consolidated Loan of 2017, Series F 5.000%, 11/1/46	150,000	178,274
The Health And Educational Facilities Board Of The Metropolitan Government Of Nashville And Davidson County, Tennessee Revenue Bonds, Series 2016A 5.000%, 7/1/40	10,000	11,527
The Metropolitan St. Louis Sewer District Wastewater System Improvement and Refunding Revenue Bonds, Series 2017A 5.000%, 5/1/47	30,000	35,564
The Regents of The University of California General Revenue Bonds 2009, Series R 5.770%, 5/15/43	315,000	414,260
The Regents of The University of California Medical Center Pooled Revenue Bonds, Series 2016L 5.000%, 5/15/47	20,000	23,098
The Turnpike Authority Of Kentucky Economic Development Road Revenue And Revenue Refunding Bonds, Series 2010A 5.000%, 7/1/20	20,000	20,702
Triborough Bridge and Tunnel Authority General Revenue Bonds, Series 2017A 5.000%, 11/15/47	130,000	153,917
University of California, General Revenue Bonds, Series 2012-AD 4.858%, 5/15/12	45,000	54,620
University of California, General Revenue Bonds, Series 2019-BD 3.349%, 7/1/29	115,000	121,898

See Notes to Financial Statements.

1512

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
University Texas System Revenue Refunding Bonds, Series A(TX) 5.000%, 8/15/39	$20,000	$24,910
Utah Transit Authority Sales Tax Revenue Taxable, Series B 5.937%, 6/15/39	90,000	121,541
Washington Metropolitan Area Transit Authority Gross Revenue Transit Bonds, Series 2017B 5.000%, 7/1/36	10,000	12,037
Washington State Convention Center Public Facilities District 5.000%, 7/1/58	30,000	34,678

Total Municipal Bonds		13,797,183

Supranational (0.6%)
African Development Bank
3.000%, 12/6/21	60,000	61,649
Asian Development Bank
2.125%, 11/24/21	50,000	50,357
2.000%, 2/16/22 (x)	100,000	100,484
1.875%, 2/18/22 (x)	100,000	100,166
1.750%, 9/13/22	150,000	149,754
2.750%, 3/17/23 (x)	85,000	87,790
2.625%, 1/12/27	50,000	52,063
Corp. Andina de Fomento
2.200%, 7/18/20	100,000	99,625
Council of Europe Development Bank
2.500%, 2/27/24	30,000	30,855
European Bank for Reconstruction & Development
1.125%, 8/24/20	100,000	99,008
2.750%, 4/26/21	25,000	25,377
2.125%, 3/7/22	100,000	100,791
2.750%, 3/7/23	25,000	25,815
European Investment Bank
1.625%, 8/14/20	50,000	49,787
2.875%, 9/15/20	91,000	91,939
4.000%, 2/16/21	91,000	94,018
2.000%, 3/15/21	125,000	125,215
2.500%, 4/15/21	50,000	50,541
2.375%, 5/13/21	150,000	151,399
2.250%, 3/15/22	225,000	227,543
2.625%, 5/20/22	50,000	51,150
2.875%, 8/15/23	100,000	104,131
3.250%, 1/29/24	50,000	53,098
2.625%, 3/15/24	85,000	88,010
2.250%, 6/24/24	200,000	203,945
1.875%, 2/10/25	100,000	100,021
2.125%, 4/13/26	75,000	73,448
Inter-American Development Bank
1.375%, 7/15/20 (x)	91,000	90,391
2.125%, 11/9/20 (x)	50,000	50,101
1.875%, 3/15/21 (x)	100,000	99,963
1.750%, 4/14/22	100,000	99,847
1.750%, 9/14/22 (x)	100,000	99,779
2.500%, 1/18/23	100,000	102,340
3.000%, 2/21/24	75,000	78,214
2.125%, 1/15/25	100,000	101,088
2.250%, 6/18/29	50,000	50,508
International Bank for Reconstruction & Development
2.125%, 11/1/20 (x)	75,000	75,194
1.625%, 3/9/21	100,000	99,577
1.375%, 5/24/21	75,000	74,328
2.250%, 6/24/21	125,000	125,961
1.375%, 9/20/21 (x)	100,000	98,990
2.125%, 7/1/22	300,000	302,666
2.125%, 2/13/23	68,000	68,485
1.750%, 4/19/23	100,000	99,294
1.875%, 6/19/23	100,000	100,137
2.500%, 3/19/24	100,000	102,848
2.500%, 7/29/25	75,000	77,628
3.125%, 11/20/25	25,000	26,827
1.875%, 10/27/26	150,000	149,103
International Finance Corp.
1.625%, 7/16/20	100,000	99,442
1.125%, 7/20/21	100,000	98,652
2.875%, 7/31/23	30,000	31,202
Nordic Investment Bank
2.250%, 2/1/21 (x)	200,000	200,980

Total Supranational		5,051,524

U.S. Government Agency Securities (0.5%)
FFCB
1.620%, 4/20/21	150,000	148,994
FHLB
4.125%, 3/13/20	1,000	1,014
1.830%, 7/29/20	75,000	75,042
1.800%, 8/28/20	100,000	99,859
2.625%, 10/1/20	250,000	252,361
1.950%, 11/5/20	100,000	99,724
1.375%, 2/18/21	100,000	99,311
1.875%, 7/7/21	45,000	45,025
2.160%, 8/17/22	75,000	74,929
2.500%, 2/13/24	200,000	206,227
2.875%, 9/13/24	75,000	78,805
3.250%, 11/16/28	250,000	271,937
FHLMC
1.875%, 11/17/20	100,000	100,061
2.000%, 11/20/20	100,000	99,764
2.375%, 2/16/21	250,000	252,369
2.375%, 1/13/22	300,000	304,432
FNMA
1.500%, 11/30/20	100,000	99,471
1.875%, 12/28/20	100,000	100,262
2.000%, 1/5/22 (x)	200,000	201,212
2.250%, 4/12/22	500,000	505,976
2.625%, 9/6/24	332,000	345,028
2.125%, 4/24/26	110,000	110,948
1.875%, 9/24/26	100,000	98,835
Tennessee Valley Authority
3.875%, 2/15/21	91,000	93,899
2.875%, 9/15/24	50,000	51,860

Total U.S. Government Agency Securities		3,817,345

U.S. Treasury Obligations (27.4%)
U.S. Treasury Bonds
7.875%, 2/15/21 (x)	91,000	99,713
7.125%, 2/15/23	200,000	237,547

See Notes to Financial Statements.

1513

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
6.750%, 8/15/26	$100,000	$132,350
4.250%, 5/15/39	230,000	300,800
4.500%, 8/15/39	230,000	310,590
4.375%, 11/15/39	930,000	1,236,232
4.625%, 2/15/40	100,000	137,266
4.375%, 5/15/40	200,000	266,250
4.375%, 5/15/41	3,200,000	4,272,400
3.125%, 2/15/43	2,160,000	2,408,805
2.875%, 5/15/43#	2,760,000	2,951,561
3.625%, 8/15/43#	3,460,000	4,175,842
3.750%, 11/15/43#	1,160,000	1,428,141
3.625%, 2/15/44	200,000	241,663
3.000%, 5/15/45	300,000	328,073
2.875%, 8/15/45	1,300,000	1,389,497
2.250%, 8/15/46	600,000	566,775
2.875%, 11/15/46	830,000	888,152
3.000%, 5/15/47	3,400,000	3,724,009
3.000%, 2/15/48	2,035,000	2,229,088
3.000%, 2/15/49	11,000	12,083
2.875%, 5/15/49	1,550,000	1,662,956
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/42 TIPS	1,130,940	1,134,801
0.750%, 2/15/45 TIPS	108,521	107,331
0.875%, 2/15/47 TIPS	423,456	431,379
1.000%, 2/15/48 TIPS	829,040	871,800
U.S. Treasury Inflation Linked Notes
0.500%, 4/15/24 TIPS (x)(z)	12,878,280	13,038,254
0.625%, 1/15/26 TIPS	2,903,823	2,972,381
0.375%, 7/15/27 TIPS	1,358,084	1,370,349
0.750%, 7/15/28 TIPS	3,766,785	3,924,342
0.875%, 1/15/29 TIPS	9,138,902	9,619,051
U.S. Treasury Notes
2.000%, 7/31/20	3,310,000	3,312,263
1.375%, 10/31/20	375,000	372,602
1.750%, 11/15/20	1,700,000	1,697,550
2.625%, 11/15/20	1,261,000	1,274,009
1.625%, 11/30/20	1,780,000	1,774,431
2.000%, 11/30/20	1,200,000	1,202,587
1.875%, 12/15/20	3,000,000	3,001,547
1.750%, 12/31/20	600,000	599,227
2.375%, 12/31/20	600,000	604,739
2.500%, 12/31/20#	2,480,000	2,504,122
2.000%, 1/15/21	1,100,000	1,102,836
1.375%, 1/31/21	1,900,000	1,886,797
2.125%, 1/31/21	1,975,000	1,984,134
2.500%, 1/31/21	750,000	757,884
2.250%, 2/15/21	550,000	553,760
3.625%, 2/15/21	500,000	514,357
1.125%, 2/28/21	500,000	494,379
2.000%, 2/28/21	250,000	250,754
2.375%, 3/15/21	1,350,000	1,363,036
1.250%, 3/31/21	2,000,000	1,981,328
2.250%, 3/31/21	3,380,000	3,406,406
1.375%, 4/30/21	1,350,000	1,340,028
2.250%, 4/30/21	450,000	453,807
3.125%, 5/15/21	636,000	651,612
1.375%, 5/31/21	525,000	521,083
2.000%, 5/31/21	500,000	502,133
1.125%, 6/30/21	2,000,000	1,975,531
2.125%, 6/30/21	1,900,000	1,913,656
1.125%, 7/31/21	5,740,000	5,666,053
2.250%, 7/31/21	1,000,000	1,009,953
2.125%, 8/15/21	1,952,000	1,966,777
1.125%, 8/31/21	400,000	394,725
2.000%, 8/31/21	400,000	402,087
1.125%, 9/30/21	400,000	394,728
2.125%, 9/30/21	300,000	302,550
1.250%, 10/31/21	575,000	568,581
2.000%, 10/31/21	1,950,000	1,961,700
2.000%, 11/15/21	537,000	540,482
1.750%, 11/30/21	500,000	500,168
1.875%, 11/30/21	550,000	551,723
2.000%, 12/31/21	500,000	503,406
2.125%, 12/31/21	500,000	504,797
1.500%, 1/31/22	985,000	979,475
1.875%, 1/31/22	500,000	501,726
2.000%, 2/15/22	1,852,000	1,864,877
2.500%, 2/15/22	500,000	509,836
1.750%, 2/28/22	475,000	475,293
1.875%, 2/28/22	475,000	476,774
1.750%, 3/31/22	500,000	500,305
1.875%, 3/31/22	500,000	502,191
2.250%, 4/15/22	1,079,000	1,094,232
1.750%, 4/30/22	600,000	600,534
1.875%, 4/30/22	400,000	401,619
1.750%, 5/15/22	478,000	478,340
2.125%, 5/15/22	760,000	768,574
1.750%, 5/31/22	780,000	780,548
1.875%, 5/31/22	2,500,000	2,511,270
1.750%, 6/15/22	149,000	149,186
1.750%, 6/30/22	650,000	650,823
2.125%, 6/30/22	325,000	328,849
1.875%, 7/31/22	450,000	452,014
1.625%, 8/15/22	378,000	376,816
1.625%, 8/31/22	300,000	299,044
1.875%, 8/31/22	2,300,000	2,310,152
1.750%, 9/30/22	650,000	650,406
1.875%, 9/30/22	450,000	452,215
1.875%, 10/31/22	500,000	502,422
2.000%, 10/31/22	550,000	554,842
1.625%, 11/15/22	500,000	498,313
2.000%, 11/30/22	500,000	504,543
2.125%, 12/31/22	2,075,000	2,103,385
1.750%, 1/31/23	775,000	775,527
2.000%, 2/15/23	725,000	731,859
1.500%, 2/28/23	645,000	639,845
1.500%, 3/31/23	575,000	570,225
1.625%, 4/30/23	600,000	597,609
1.750%, 5/15/23	633,000	633,381
1.625%, 5/31/23	925,000	921,358
2.750%, 5/31/23	1,650,000	1,713,022
1.375%, 6/30/23	1,900,000	1,873,741
2.625%, 6/30/23	200,000	206,877
1.250%, 7/31/23	850,000	833,684
2.500%, 8/15/23	800,000	824,244
1.375%, 8/31/23	850,000	837,589
1.375%, 9/30/23	850,000	837,257
1.625%, 10/31/23	900,000	895,514
2.750%, 11/15/23	950,000	990,026
2.125%, 11/30/23	1,050,000	1,066,726
2.250%, 12/31/23	1,570,000	1,603,890
2.250%, 1/31/24	2,750,000	2,809,662
2.500%, 1/31/24	1,200,000	1,239,384

See Notes to Financial Statements.

1514

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 2/15/24	$837,000	$874,077
2.125%, 2/29/24	3,100,000	3,151,271
2.125%, 3/31/24	4,133,000	4,202,002
2.000%, 4/30/24	1,625,000	1,642,761
2.250%, 4/30/24	668,000	683,176
2.500%, 5/15/24	1,037,000	1,072,728
2.000%, 5/31/24	2,964,000	2,999,059
1.750%, 6/30/24	500,000	499,844
2.000%, 6/30/24	550,000	555,960
2.125%, 7/31/24 (z)	8,200,000	8,338,951
2.375%, 8/15/24	1,200,000	1,234,978
1.875%, 8/31/24	1,800,000	1,808,747
2.125%, 9/30/24	1,650,000	1,677,870
2.250%, 10/31/24	1,800,000	1,841,794
2.250%, 11/15/24	1,100,000	1,125,515
2.125%, 11/30/24	300,000	305,112
2.250%, 12/31/24	850,000	869,922
2.500%, 1/31/25	200,000	207,398
2.000%, 2/15/25	3,960,000	3,999,971
2.125%, 5/15/25	3,120,000	3,172,626
2.000%, 8/15/25	1,250,000	1,261,826
2.250%, 11/15/25	1,100,000	1,126,434
1.625%, 2/15/26	1,075,000	1,059,211
1.625%, 5/15/26	1,000,000	984,102
1.500%, 8/15/26	3,390,000	3,303,899
2.000%, 11/15/26	1,000,000	1,007,570
2.250%, 2/15/27	1,125,000	1,152,861
2.375%, 5/15/27	1,250,000	1,292,246
2.250%, 8/15/27	6,075,000	6,221,559
2.250%, 11/15/27	1,260,000	1,289,896
2.750%, 2/15/28	1,310,000	1,392,858
2.875%, 5/15/28	1,160,000	1,245,586
2.875%, 8/15/28	2,318,000	2,491,053
3.125%, 11/15/28	1,795,000	1,968,863
2.625%, 2/15/29 (z)	3,350,000	3,532,732
2.375%, 5/15/29 (x)	1,561,000	1,613,196

Total U.S. Treasury Obligations		229,821,487

Total Long-Term Debt Securities (109.4%) (Cost $918,559,705)		919,454,296

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	3,341,948	3,343,284

Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $600,130, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $612,000. (xx)	600,000	600,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $77,179, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $78,705. (xx)	77,161	77,161
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $1,000,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,803,461, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,839,530. (xx)	1,803,085	1,803,085
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $200,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $204,807. (xx)	200,000	200,000

Total Repurchase Agreements		3,680,246

U.S. Government Agency Security (0.1%)
FHLB 1.99%, 7/16/19 (o)(p)	200,000	199,824

Total Short-Term Investments (0.9%) (Cost $7,223,344)		7,223,354

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-BTP 08/23/2019 at EUR 153.00, American Style Notional Amount: EUR 800,000 Exchange Traded*	8	$91
Euro-OAT 08/23/2019 at EUR 178.00, American Style Notional Amount: EUR 2,900,000 Exchange Traded*	29	330
U.S. Treasury 30 Year Bond 08/23/2019 at USD 194.00, American Style Notional Amount: USD 3,100,000 Exchange Traded*	31	—
U.S. Treasury 30 Year Bond 08/23/2019 at USD 195.00, American Style Notional Amount: USD 3,600,000 Exchange Traded*	36	—

		421

See Notes to Financial Statements.

1515

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Contracts	Value (Note 1)
Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 08/23/2019 at EUR 151.50, American Style Notional Amount: EUR 3,400,000 Exchange Traded*	34	$386
U.S. Treasury 10 Year Note 08/23/2019 at USD 111.00, American Style Notional Amount: USD 400,000 Exchange Traded*	4	—
U.S. Treasury 10 Year Note 08/23/2019 at USD 110.00, American Style Notional Amount: USD 600,000 Exchange Traded*	6	—
U.S. Treasury 10 Year Note 08/23/2019 at USD 112.00, American Style Notional Amount: USD 200,000 Exchange Traded*	2	—
U.S. Treasury 10 Year Note 08/23/2019 at USD 110.50, American Style Notional Amount: USD 500,000 Exchange Traded*	5	—
U.S. Treasury 5 Year Note 08/23/2019 at USD 108.00, American Style Notional Amount: USD 1,700,000 Exchange Traded*	17	—
U.S. Treasury 5 Year Note 08/23/2019 at USD 106.75, American Style Notional Amount: USD 11,300,000 Exchange Traded*	113	—
U.S. Treasury 5 Year Note 08/23/2019 at USD 106.25, American Style Notional Amount: USD 6,500,000 Exchange Traded*	65	—
U.S. Treasury 5 Year Note 08/23/2019 at USD 106.50, American Style Notional Amount: USD 13,100,000 Exchange Traded*	131	—

		386

Total Options Purchased (0.0%) (Cost $4,374)		807

Total Investments Before Securities Sold Short (110.3%) (Cost $925,787,423)		926,678,457

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.5%)
GNMA
3.500%, 7/15/49 TBA	$(468,145)	$(483,579)
UMBS, 15 Year, Single Family
3.500%, 7/25/34 TBA	(92,144)	(95,096)
4.000%, 7/25/34 TBA	(370,000)	(384,048)
UMBS, 30 Year, Single Family
5.500%, 7/25/49 TBA	(197,000)	(210,051)
6.000%, 7/25/49 TBA	(38,000)	(41,598)
3.500%, 8/25/49 TBA	(2,600,000)	(2,657,586)

Total Securities Sold Short (-0.5%) (Proceeds Received $3,865,610)		(3,871,958)

Total Investments after Securities Sold Short (109.8%) (Cost $921,921,813)		922,806,499
Other Assets Less Liabilities (-9.8%)		(82,470,866)

Net Assets (100%)		$840,335,633

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2019, the market value of these securities amounted to $132,309,500 or 15.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $243,381.
(b)	Rule 144A Illiquid Security. At June 30, 2019, the market value of these securities amounted to $1,045,740 or 0.1% of net assets.
(e)	Step Bond—Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $12,034,516 or 1.4% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2019.
(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.

See Notes to Financial Statements.

1516

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $3,974,537. This was collateralized by $396,753 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 10/3/19 - 11/15/47 and by cash of $3,680,246 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2019.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

AGM	—	Insured by Assured Guaranty Municipal Corp.
ARLLMONP	—	Argentina Blended Policy Rate
ARM	—	Adjustable Rate Mortgage
ARS	—	Argentina Peso
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EUR	—	European Currency Unit
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NATL	—	Insured by National Public Finance Guarantee Corp.
PEN	—	Peruvian Sol
PIK	—	Payment-in Kind Security
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	29	9/2019	EUR	5,696,257	100,801
Euro-Buxl	4	9/2019	EUR	922,870	15,864
U.S. Treasury 2 Year Note	99	9/2019	USD	21,302,789	35,518
U.S. Treasury 5 Year Note	594	9/2019	USD	70,184,813	880,550
U.S. Treasury 10 Year Note	101	9/2019	USD	12,924,844	166,998
U.S. Treasury Ultra Bond	37	9/2019	USD	6,569,813	146,068

					1,345,799

Short Contracts
Australia 10 Year Bond	(96)	9/2019	AUD	(9,681,559)	(56,654)
Australia 3 Year Bond	(12)	9/2019	AUD	(968,809)	(2,133)
Canada 10 Year Bond	(12)	9/2019	CAD	(1,309,732)	(17,340)
Euro-OAT	(35)	9/2019	EUR	(6,561,578)	(132,274)
Japan 10 Year Bond	(23)	9/2019	JPY	(32,820,572)	(99,610)
Long Gilt	(78)	9/2019	GBP	(12,907,009)	(96,641)
U.S. Treasury 10 Year Note	(57)	9/2019	USD	(7,294,219)	(100,810)
U.S. Treasury 10 Year Ultra Note	(27)	9/2019	USD	(3,729,375)	(15,218)
U.S. Treasury Long Bond	(6)	9/2019	USD	(933,563)	(17,678)

					(538,358)

					807,441

See Notes to Financial Statements.

1517

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,398,000	USD	1,674,640	Bank of America	7/2/2019	8,876
CAD	1,855,000	USD	1,384,180	Barclays Bank plc	7/2/2019	32,338
CAD	2,567,533	USD	1,904,681	HSBC Bank plc	7/2/2019	55,941
CAD	3,068,000	USD	2,293,407	JPMorgan Chase Bank	7/2/2019	49,382
EUR	135,000	USD	151,342	Goldman Sachs Bank USA	7/2/2019	2,166
GBP	2,749,000	USD	3,482,904	Bank of America	7/2/2019	8,189
ARS	10,290,220	USD	207,360	HSBC Bank plc**	7/31/2019	23,900
USD	10,281,259	CAD	13,448,000	BNP Paribas	8/6/2019	3,750
USD	1,198,103	EUR	1,050,000	UBS AG	8/6/2019	603
MXN	15,643,463	USD	797,038	HSBC Bank plc	8/14/2019	12,012
MXN	14,005,000	USD	711,329	JPMorgan Chase Bank	8/14/2019	12,983
JPY	340,900,000	USD	3,172,004	Goldman Sachs Bank USA	8/15/2019	707
JPY	54,300,000	USD	498,861	JPMorgan Chase Bank	8/15/2019	6,502
USD	57,463	MXN	1,111,806	Barclays Bank plc	8/21/2019	34
USD	661,470	EUR	510,000	Deutsche Bank AG	12/13/2019	74,025
USD	665,754	EUR	510,000	Deutsche Bank AG	2/25/2020	75,254
JPY	67,710,000	USD	625,653	Citibank NA	3/16/2020	14,104
USD	675,634	JPY	67,710,000	Deutsche Bank AG	3/16/2020	35,877

Total unrealized appreciation						416,643

USD	1,661,850	AUD	2,398,000	Bank of America	7/2/2019	(21,666)
USD	3,763,157	CAD	5,040,368	Bank of America	7/2/2019	(85,774)
USD	1,853,880	CAD	2,469,000	HSBC Bank plc	7/2/2019	(31,501)
USD	66,174	EUR	59,000	Bank of America	7/2/2019	(915)
USD	5,302,610	EUR	4,735,000	Barclays Bank plc	7/2/2019	(81,557)
USD	38,334	EUR	34,000	Goldman Sachs Bank USA	7/2/2019	(327)
USD	7,684,041	GBP	6,074,000	Bank of America	7/2/2019	(29,635)
CAD	13,448,000	USD	10,273,491	BNP Paribas	7/3/2019	(4,063)
EUR	1,050,000	USD	1,194,795	UBS AG	7/3/2019	(739)
USD	5,609,187	CAD	7,399,000	Citibank NA	7/3/2019	(40,985)
USD	4,610,036	CAD	6,049,000	Standard Chartered Bank	7/3/2019	(9,222)
USD	411,549	EUR	367,000	BNP Paribas	7/3/2019	(5,802)
USD	774,528	EUR	688,000	Commonwealth Bank of Australia	7/3/2019	(7,862)
USD	1,676,391	AUD	2,398,000	Bank of America	8/2/2019	(9,007)
USD	5,346,716	EUR	4,693,000	Bank of America	8/2/2019	(3,825)
USD	4,218,218	GBP	3,325,000	Goldman Sachs Bank USA	8/2/2019	(11,117)
USD	64,343	MXN	1,252,000	Bank of America	8/14/2019	(408)
USD	2,458	MXN	47,577	Barclays Bank plc	8/14/2019	(3)
USD	190,137	MXN	3,781,886	Goldman Sachs Bank USA	8/14/2019	(5,455)
USD	1,235,879	MXN	24,567,000	JPMorgan Chase Bank	8/14/2019	(34,680)
JPY	288,900,000	USD	2,690,360	Barclays Bank plc	8/15/2019	(1,607)
USD	816,280	JPY	88,900,000	Goldman Sachs Bank USA	8/15/2019	(11,100)
USD	177,883	MYR	740,401	Barclays Bank plc**	9/18/2019	(1,045)
EUR	510,000	USD	623,995	JPMorgan Chase Bank	12/13/2019	(36,550)
EUR	510,000	USD	628,496	JPMorgan Chase Bank	2/25/2020	(37,996)

Total unrealized depreciation						(472,841)

Net unrealized depreciation						(56,198)

**	Non-deliverable forward.

See Notes to Financial Statements.

1518

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$63,433,163	$—	$63,433,163
Collateralized Mortgage Obligations	—	106,388,713	—	106,388,713
Commercial Mortgage-Backed Securities	—	41,957,797	—	41,957,797
Corporate Bonds
Communication Services	—	17,978,379	—	17,978,379
Consumer Discretionary	—	9,314,025	—	9,314,025
Consumer Staples	—	14,877,877	—	14,877,877
Energy	—	17,276,573	—	17,276,573
Financials	—	104,480,030	225,146	104,705,176
Health Care	—	21,297,234	—	21,297,234
Industrials	—	18,567,420	—	18,567,420
Information Technology	—	20,107,948	—	20,107,948
Materials	—	4,609,684	—	4,609,684
Real Estate	—	13,453,299	—	13,453,299
Utilities	—	14,495,474	—	14,495,474
Foreign Government Securities	—	20,560,679	—	20,560,679
Forward Currency Contracts	—	416,643	—	416,643
Futures	1,345,799	—	—	1,345,799
Loan Participations
Industrials	—	2,044,604	—	2,044,604
Mortgage-Backed Securities	—	175,898,712	—	175,898,712
Municipal Bonds	—	13,797,183	—	13,797,183
Options Purchased
Call Options Purchased	421	—	—	421
Put Options Purchased	386	—	—	386
Short-Term Investments
Investment Company	3,343,284	—	—	3,343,284
Repurchase Agreements	—	3,680,246	—	3,680,246
U.S. Government Agency Security	—	199,824	—	199,824
Supranational	—	5,051,524	—	5,051,524
U.S. Government Agency Securities	—	3,817,345	—	3,817,345
U.S. Treasury Obligations	—	229,821,487	—	229,821,487

Total Assets	$4,689,890	$923,525,863	$225,146	$928,440,899

Liabilities:
Forward Currency Contracts	—	(472,841)	—	(472,841)
Futures	(538,358)	—	—	(538,358)
Mortgage-Backed Securities	—	(3,871,958)	—	(3,871,958)

Total Liabilities	$(538,358)	$(4,344,799)	$—	$(4,883,157)

Total	$4,151,532	$919,181,064	$225,146	$923,557,742

See Notes to Financial Statements.

1519

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,346,606	*
Foreign exchange contracts	Receivables	416,643

Total		$1,763,249

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(538,358	)*
Foreign exchange contracts	Payables	(472,841)

Total		$(1,011,199)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(67,712)	$(2,144,907)	$—	$(2,212,619)
Foreign exchange contracts	—	—	387,521	387,521

Total	$(67,712)	$(2,144,907)	$387,521	$(1,825,098)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$236	$2,162,328	$—	$2,162,564
Foreign exchange contracts	—	—	3,050	3,050

Total	$236	$2,162,328	$3,050	$2,165,614

^ This Portfolio held forward foreign currency, futures contracts and options contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $62,080,000 and option contracts and futures contracts with an average notional balance of approximately $18,000 and $331,914,000 respectively, during the six months ended June 30, 2019.

See Notes to Financial Statements.

1520

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$17,065	$(17,065)	$—	$—
Barclays Bank plc	32,372	(32,372)	—	—
BNP Paribas	3,750	(3,750)	—	—
Citibank NA	14,104	(14,104)	—	—
Deutsche Bank AG	185,156	—	—	185,156
Goldman Sachs Bank USA	2,873	(2,873)	—	—
HSBC Bank plc	91,853	(31,501)	(60,000)	352
JPMorgan Chase Bank	68,867	(68,867)	—	—
UBS AG	603	(603)	—	—

Total	$416,643	$(171,135)	$(60,000)	$185,508

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$151,230	$(17,065)	$—	$134,165
Barclays Bank plc	84,212	(32,372)	—	51,840
BNP Paribas	9,865	(3,750)	—	6,115
Citibank NA	40,985	(14,104)	—	26,881
Commonwealth Bank of Australia	7,862	—	—	7,862
Goldman Sachs Bank USA	27,999	(2,873)	—	25,126
HSBC Bank plc	31,501	(31,501)	—	—
JPMorgan Chase Bank	109,226	(68,867)	—	40,359
Standard Chartered Bank	9,222	—	—	9,222
UBS AG	739	(603)	—	136

Total	$472,841	$(171,135)	$—	$301,706

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas SA	2.58%	6/12/2019	7/24/2019	$(5,356,313)	$(5,359,492)
BNP Paribas SA	2.58	6/12/2019	7/24/2019	(808,250)	(808,742)
Bank of America	0.50	6/27/2019	7/1/2019	(5,130,800)	(5,131,831)
Bank of America	0.50	6/28/2019	7/2/2019	(5,132,694)	(5,132,981)
Morgan Stanley & Co. LLC	2.59	6/11/2019	7/24/2019	(1,041,875)	(1,042,003)

					$(17,475,049)

(1)	The average amount of borrowings while outstanding for 160 days during the six months ended June 30, 2019, was approximately $14,935,000 at a weighted average interest rate of 2.57%.
(2)	Payable for sale-buyback transactions includes $5,117 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

1521

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	June 30, 2019
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$17,475,049	$—	$—	$17,475,049

Total Borrowings	$—	$17,475,049	$—	$—	$17,475,049

Gross amount of recognized liabilities for sale-buybacks					$17,475,049

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2019:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas SA	$(6,168,234)	$6,203,322	$—	$35,088
Bank of America	(10,264,812)	13,038,254	—	2,773,442
Morgan Stanley & Co. LLC	(1,042,003)	1,054,547	—	12,544

	$(17,475,049)	$20,296,123	$—	$2,821,074

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,493,494,305
Long-term U.S. government debt securities	144,140,311

$1,637,634,616

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,484,469,139
Long-term U.S. government debt securities	97,371,985

$1,581,841,124

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,790,874
Aggregate gross unrealized depreciation	(23,179,912)

Net unrealized depreciation	$(389,038)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$923,946,780

See Notes to Financial Statements.

1522

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $922,107,177)	$922,998,211
Repurchase Agreements (Cost $3,680,246)	3,680,246
Cash	14,752,066
Foreign cash (Cost $774,953)	782,411
Cash held as collateral at broker for futures	999,000
Receivable for forward settling transactions	203,830,627
Receivable for securities sold	18,539,875
Dividends, interest and other receivables	4,678,555
Receivable for Portfolio shares sold	1,401,371
Due from Custodian	1,288,573
Unrealized appreciation on forward foreign currency contracts	416,643
Due from broker for futures variation margin	185,648
Securities lending income receivable	3,669
Other assets	8,741

Total assets	1,173,565,636

LIABILITIES
Payable for forward settling transactions	280,364,084
Payable for securities purchased	23,855,083
Payable for sale-buyback financing transactions	17,475,049
Securities sold short (Proceeds received $3,865,610)	3,871,958
Payable for return of collateral on securities loaned	3,680,246
Dividends and distributions payable	1,313,182
Payable for return of cash collateral on forward commitments	985,000
Unrealized depreciation on forward foreign currency contracts	472,841
Investment management fees payable	314,541
Payable for Portfolio shares redeemed	206,494
Administrative fees payable	84,052
Payable for return of cash collateral on forward foreign currency contracts	60,000
Distribution fees payable - Class IB	54,191
Trustees’ fees payable	7,032
Distribution fees payable - Class IA	5,886
Other liabilities	247,472
Accrued expenses	232,892

Total liabilities	333,230,003

NET ASSETS	$840,335,633

Net assets were comprised of:
Paid in capital	$850,234,341
Total distributable earnings (loss)	(9,898,708)

Net assets	$840,335,633

Class IA
Net asset value, offering and redemption price per share, $27,623,282 / 2,773,255 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.96

Class IB
Net asset value, offering and redemption price per share, $265,174,742 / 26,554,482 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.99

Class K
Net asset value, offering and redemption price per share, $547,537,609 / 54,948,276 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.96

(x)	Includes value of securities on loan of $3,974,537.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest (net of $163 foreign withholding tax)	$13,446,389
Dividends	76,233
Securities lending (net)	16,257

Total income	13,538,879

EXPENSES
Investment management fees	2,149,182
Administrative fees	483,036
Distribution fees - Class IB	319,411
Custodian fees	134,883
Interest expense	100,324
Professional fees	43,462
Printing and mailing expenses	34,849
Distribution fees - Class IA	33,993
Trustees’ fees	11,579
Miscellaneous	66,053

Gross expenses	3,376,772
Less: Waiver from investment manager	(382,434)

Net expenses	2,994,338

NET INVESTMENT INCOME (LOSS)	10,544,541

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($54 of realized gain (loss) from affiliates)	6,021,507
Futures contracts	(2,144,907)
Forward foreign currency contracts	387,521
Foreign currency transactions	(68,630)
Options written	47,537
Securities sold short	(333,161)

Net realized gain (loss)	3,909,867

Change in unrealized appreciation (depreciation) on:
Investments in securities	26,512,549
Futures contracts	2,162,328
Forward foreign currency contracts	3,050
Foreign currency translations	24,362
Securities sold short	153,058

Net change in unrealized appreciation (depreciation)	28,855,347

NET REALIZED AND UNREALIZED GAIN (LOSS)	32,765,214

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,309,755

See Notes to Financial Statements.

1523

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,544,541	$18,392,202
Net realized gain (loss)	3,909,867	(6,499,991)
Net change in unrealized appreciation (depreciation)	28,855,347	(14,360,565)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	43,309,755	(2,468,354)

Distributions to shareholders:
Class IA	(328,421)	(776,666)
Class IB	(3,120,834)	(7,324,545)
Class K	(6,828,045)	(13,327,273)

Total distributions to shareholders	(10,277,300)	(21,428,484)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 649,039 and 123,903 shares, respectively ]	6,412,429	1,189,622
Capital shares issued in reinvestment of dividends [ 33,677 and 81,095 shares, respectively ]	328,421	776,666
Capital shares repurchased [ (883,694) and (236,455) shares, respectively ]	(8,695,341)	(2,268,870)

Total Class IA transactions	(1,954,491)	(302,582)

Class IB
Capital shares sold [ 1,897,796 and 2,452,214 shares, respectively ]	18,464,942	23,656,005
Capital shares issued in reinvestment of dividends [ 319,134 and 762,811 shares, respectively ]	3,120,834	7,324,545
Capital shares repurchased [ (2,099,304) and (5,303,084) shares, respectively ]	(20,432,726)	(50,882,795)

Total Class IB transactions	1,153,050	(19,902,245)

Class K
Capital shares sold [ 12,345,392 and 3,571,350 shares, respectively ]	119,179,097	34,777,587
Capital shares issued in reinvestment of dividends [ 699,308 and 1,390,821 shares, respectively ]	6,828,045	13,327,273
Capital shares repurchased [ (2,413,572) and (7,193,569) shares, respectively ]	(23,445,991)	(68,839,394)

Total Class K transactions	102,561,151	(20,734,534)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	101,759,710	(40,939,361)

TOTAL INCREASE (DECREASE) IN NET ASSETS	134,792,165	(64,836,199)
NET ASSETS:
Beginning of period	705,543,468	770,379,667

End of period	$840,335,633	$705,543,468

See Notes to Financial Statements.

1524

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014
Net asset value, beginning of period	$9.56		$9.86		$9.78	$9.74	$9.91	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.22		0.18	0.18	0.16	0.17
Net realized and unrealized gain (loss)	0.40		(0.26)		0.11	0.08	(0.14)	0.19

Total from investment operations	0.52		(0.04)		0.29	0.26	0.02	0.36

Less distributions:
Dividends from net investment income	(0.12)		(0.26)		(0.21)	(0.21)	(0.19)	(0.21)
Distributions from net realized gains	—		—		—	(0.01)	—	(0.11)

Total dividends and distributions	(0.12)		(0.26)		(0.21)	(0.22)	(0.19)	(0.32)

Net asset value, end of period	$9.96		$9.56		$9.86	$9.78	$9.74	$9.91

Total return (b)	5.45%		(0.37)%		2.95%	2.64%	0.21%	3.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,623		$28,429		$29,623	$33,551	$34,482	$36,937
Ratio of expenses to average net assets:
After waivers (a)(f)	0.93	%****	0.96	%***	0.90%	0.94%	0.96%	1.01%**
Before waivers (a)(f)	1.02	%****	1.06	%***	1.00%	1.00%	0.97%	1.02%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.54%		2.30%		1.85%	1.86%	1.59%	1.67%
Before waivers (a)(f)	2.44%		2.20%		1.74%	1.80%	1.58%	1.66%
Portfolio turnover rate (z)^	178%		312%		359%	298%	379%	264%

Class IB	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014
Net asset value, beginning of period	$9.58		$9.88		$9.80	$9.76	$9.94	$9.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.22		0.18	0.19	0.16	0.17
Net realized and unrealized gain (loss)	0.41		(0.26)		0.11	0.07	(0.15)	0.20

Total from investment operations	0.53		(0.04)		0.29	0.26	0.01	0.37

Less distributions:
Dividends from net investment income	(0.12)		(0.26)		(0.21)	(0.21)	(0.19)	(0.21)
Distributions from net realized gains	—		—		—	(0.01)	—	(0.11)

Total dividends and distributions	(0.12)		(0.26)		(0.21)	(0.22)	(0.19)	(0.32)

Net asset value, end of period	$9.99		$9.58		$9.88	$9.80	$9.76	$9.94

Total return (b)	5.44%		(0.37)%		2.94%	2.63%	0.11%	3.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$265,175		$253,339		$281,820	$279,239	$288,464	$291,789
Ratio of expenses to average net assets:
After waivers (a)(f)	0.93	%****	0.96	%***	0.90%	0.94%	0.96%	1.01%**
Before waivers (a)(f)	1.02	%****	1.06	%***	1.00%	1.00%	0.97%	1.02%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.54%		2.30%		1.84%	1.86%	1.59%	1.67%
Before waivers (a)(f)	2.44%		2.20%		1.74%	1.80%	1.58%	1.66%
Portfolio turnover rate (z)^	178%		312%		359%	298%	379%	264%

See Notes to Financial Statements.

1525

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014
Net asset value, beginning of period	$9.56		$9.86		$9.78	$9.74	$9.91	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.24		0.21	0.21	0.18	0.19
Net realized and unrealized gain (loss)	0.40		(0.26)		0.10	0.07	(0.14)	0.19

Total from investment operations	0.53		(0.02)		0.31	0.28	0.04	0.38

Less distributions:
Dividends from net investment income	(0.13)		(0.28)		(0.23)	(0.23)	(0.21)	(0.23)
Distributions from net realized gains	—		—		—	(0.01)	—	(0.11)

Total dividends and distributions	(0.13)		(0.28)		(0.23)	(0.24)	(0.21)	(0.34)

Net asset value, end of period	$9.96		$9.56		$9.86	$9.78	$9.74	$9.91

Total return (b)	5.58%		(0.12)%		3.20%	2.89%	0.44%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$547,538		$423,776		$458,937	$398,084	$363,652	$340,869
Ratio of expenses to average net assets:
After waivers (a)(f)	0.68	%****	0.71	%***	0.65%	0.69%	0.71%	0.76%**
Before waivers (a)(f)	0.77	%****	0.81	%***	0.75%	0.75%	0.72%	0.77%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.79%		2.55%		2.09%	2.11%	1.84%	1.92%
Before waivers (a)(f)	2.69%		2.45%		1.99%	2.05%	1.83%	1.91%
Portfolio turnover rate (z)^	178%		312%		359%	298%	379%	264%
**	Includes Interest Expense of 0.01%.
***	Includes Interest Expense of 0.06%.
****	Includes Interest Expense of 0.03%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1526

MULTIMANAGER MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	26.2%
Health Care	23.6
Industrials	16.6
Consumer Discretionary	15.0
Financials	5.1
Communication Services	3.0
Consumer Staples	2.4
Materials	2.2
Real Estate	2.1
Repurchase Agreements	1.4
Energy	1.1
Investment Company	0.9
Utilities	0.4
Cash and Other	0.0 #

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,261.18	$6.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,260.05	6.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,261.77	4.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1527

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Diversified Telecommunication Services (0.3%)
Bandwidth, Inc., Class A*	693	$51,989
Cogent Communications Holdings, Inc.	2,169	128,752
IDT Corp., Class B*	631	5,975
Ooma, Inc.*	1,043	10,931
ORBCOMM, Inc. (x)*	3,068	22,243
Pareteum Corp.*	2,486	6,488
pdvWireless, Inc.*	477	22,419
Vonage Holdings Corp.*	7,922	89,756
Zayo Group Holdings, Inc.*	11,723	385,804

		724,357

Entertainment (0.9%)
Eros International plc*	846	1,142
Glu Mobile, Inc.*	5,984	42,965
IMAX Corp.*	11,902	240,420
Liberty Media Corp.-Liberty Braves, Class A*	530	14,734
Liberty Media Corp.-Liberty Braves, Class C*	1,859	51,996
LiveXLive Media, Inc. (x)*	1,513	6,279
Madison Square Garden Co. (The), Class A*	90	25,195
Rosetta Stone, Inc.*	206	4,713
Spotify Technology SA*	7,073	1,034,214
Take-Two Interactive Software, Inc.*	2,697	306,191
World Wrestling Entertainment, Inc., Class A (x)	2,256	162,906
Zynga, Inc., Class A*	9,606	58,885

		1,949,640

Interactive Media & Services (1.2%)
Care.com, Inc.*	1,026	11,266
Cargurus, Inc.*	3,831	138,337
Cars.com, Inc.*	469	9,249
Eventbrite, Inc., Class A*	1,887	30,569
EverQuote, Inc., Class A*	439	5,707
Liberty TripAdvisor Holdings, Inc., Class A*	3,748	46,475
Meet Group, Inc. (The)*	2,402	8,359
Pinterest, Inc., Class A (x)*	41,141	1,119,858
QuinStreet, Inc.*	2,336	37,026
Travelzoo*	219	3,381
TripAdvisor, Inc.*	13,528	626,211
TrueCar, Inc.*	4,732	25,837
Yelp, Inc.*	13,295	454,423

		2,516,698

Media (0.5%)
AMC Networks, Inc., Class A*	2,247	122,439
Boston Omaha Corp., Class A*	370	8,566
Cable One, Inc.	227	265,815
Cardlytics, Inc. (x)*	701	18,212
Central European Media Enterprises Ltd., Class A (x)*	4,552	19,847
Clear Channel Outdoor Holdings, Inc.*	496	2,341
Entravision Communications Corp., Class A	603	1,881
Fluent, Inc.*	2,032	10,932
Gray Television, Inc.*	1,907	31,256
Hemisphere Media Group, Inc.*	794	10,259
Interpublic Group of Cos., Inc. (The)	1,838	41,520
Loral Space & Communications, Inc.*	662	22,846
MDC Partners, Inc., Class A*	2,645	6,665
Meredith Corp.	2,054	113,093
National CineMedia, Inc.	361	2,368
New York Times Co. (The), Class A (x)	1,584	51,670
Nexstar Media Group, Inc., Class A	1,798	181,598
Sinclair Broadcast Group, Inc., Class A	2,929	157,082
TechTarget, Inc.*	1,171	24,884

		1,093,274

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,241	40,271
Gogo, Inc. (x)*	3,002	11,948
Shenandoah Telecommunications Co.	2,475	95,337

		147,556

Total Communication Services		6,431,525

Consumer Discretionary (15.0%)
Auto Components (0.2%)
Dorman Products, Inc.*	1,390	121,125
Fox Factory Holding Corp.*	1,942	160,234
Gentherm, Inc.*	1,739	72,742
LCI Industries	1,259	113,310
Standard Motor Products, Inc.	228	10,338
Stoneridge, Inc.*	157	4,953

		482,702

Automobiles (0.0%)
Winnebago Industries, Inc.	1,130	43,674

Distributors (0.3%)
Core-Mark Holding Co., Inc.	2,338	92,865
Funko, Inc., Class A (x)*	878	21,265
Greenlane Holdings, Inc., Class A*	300	2,877
IAA, Inc.*	5,907	229,074
Pool Corp.	1,999	381,809

		727,890

Diversified Consumer Services (2.1%)
Bright Horizons Family Solutions, Inc.*	7,667	1,156,720
Career Education Corp.*	3,554	67,775
Chegg, Inc.*	21,410	826,212
Collectors Universe, Inc.	385	8,216
Grand Canyon Education, Inc.*	15,867	1,856,756
H&R Block, Inc.	1,605	47,027
K12, Inc.*	157	4,774
Regis Corp.*	126	2,092
Select Interior Concepts, Inc., Class A*	324	3,775
Service Corp. International	3,313	154,982

See Notes to Financial Statements.

1528

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ServiceMaster Global Holdings, Inc.*	1,120	$58,341
Sotheby’s*	1,634	94,984
Strategic Education, Inc.	1,101	195,978

		4,477,632

Hotels, Restaurants & Leisure (4.2%)
Biglari Holdings, Inc., Class B*	40	4,154
BJ’s Restaurants, Inc.	1,067	46,884
Bloomin’ Brands, Inc.	4,740	89,633
Boyd Gaming Corp.	3,776	101,725
Brinker International, Inc. (x)	1,460	57,451
Carrols Restaurant Group, Inc.*	110	993
Cheesecake Factory, Inc. (The)	2,173	95,004
Chipotle Mexican Grill, Inc.*	625	458,050
Choice Hotels International, Inc.	753	65,519
Churchill Downs, Inc.	1,813	208,622
Chuy’s Holdings, Inc.*	217	4,974
Cracker Barrel Old Country Store, Inc. (x)	993	169,535
Dave & Buster’s Entertainment, Inc. (x)	9,580	387,703
Denny’s Corp.*	2,274	46,685
Dine Brands Global, Inc. (x)	511	48,785
Domino’s Pizza, Inc.	2,127	591,902
Drive Shack, Inc.*	2,870	13,460
Dunkin’ Brands Group, Inc.	4,003	318,879
Eldorado Resorts, Inc. (x)*	3,399	156,592
Empire Resorts, Inc.*	111	1,066
Everi Holdings, Inc.*	3,488	41,612
Golden Entertainment, Inc.*	438	6,132
Habit Restaurants, Inc. (The), Class A*	343	3,598
Hilton Grand Vacations, Inc.*	22,515	716,427
Inspired Entertainment, Inc.*	409	3,452
Jack in the Box, Inc.	216	17,580
Lindblad Expeditions Holdings, Inc. (x)*	1,183	21,235
Marriott Vacations Worldwide Corp.	5,746	553,914
Monarch Casino & Resort, Inc.*	465	19,874
Nathan’s Famous, Inc.	63	4,922
Noodles & Co. (x)*	1,471	11,591
Norwegian Cruise Line Holdings Ltd.*	10,897	584,406
Papa John’s International, Inc. (x)	1,018	45,525
Penn National Gaming, Inc.*	642	12,365
Planet Fitness, Inc., Class A*	21,027	1,523,196
PlayAGS, Inc.*	1,374	26,724
Red Rock Resorts, Inc., Class A	3,597	77,264
Ruth’s Hospitality Group, Inc.	1,472	33,429
Scientific Games Corp., Class A*	2,879	57,062
SeaWorld Entertainment, Inc.*	2,604	80,724
Shake Shack, Inc., Class A (x)*	1,455	105,051
Six Flags Entertainment Corp.	384	19,077
Target Hospitality Corp.*	1,701	15,479
Texas Roadhouse, Inc.	3,518	188,811
Twin River Worldwide Holdings, Inc.*	1,081	32,160
Vail Resorts, Inc.	4,751	1,060,328
Wendy’s Co. (The)	9,621	188,379
Wingstop, Inc.	6,700	634,825
Wyndham Hotels & Resorts, Inc.	1,477	82,328

		9,035,086

Household Durables (1.4%)
Cavco Industries, Inc.*	445	70,105
Century Communities, Inc.*	579	15,390
GoPro, Inc., Class A (x)*	5,814	31,744
Hamilton Beach Brands Holding Co., Class A (x)	298	5,677
Helen of Troy Ltd.*	1,296	169,245
Hooker Furniture Corp.	48	990
Installed Building Products, Inc.*	1,169	69,228
iRobot Corp. (x)*	1,416	129,762
KB Home	851	21,896
La-Z-Boy, Inc.	1,006	30,844
Lennar Corp., Class A	8,341	404,205
LGI Homes, Inc. (x)*	1,037	74,073
Lovesac Co. (The)*	301	9,352
M/I Homes, Inc.*	18,504	528,104
NVR, Inc.*	165	556,091
Purple Innovation, Inc. (x)*	61	412
Roku, Inc.*	4,252	385,146
Skyline Champion Corp.*	2,600	71,188
Sonos, Inc.*	3,595	40,767
Taylor Morrison Home Corp., Class A*	802	16,810
Tempur Sealy International, Inc.*	2,381	174,694
TopBuild Corp.*	1,751	144,913
Universal Electronics, Inc.*	628	25,761
ZAGG, Inc. (x)*	92	640

		2,977,037

Internet & Direct Marketing Retail (1.7%)
1-800-Flowers.com, Inc., Class A*	1,280	24,166
Duluth Holdings, Inc., Class B (x)*	3,673	49,916
Etsy, Inc.*	14,518	890,970
Groupon, Inc.*	23,336	83,543
GrubHub, Inc.*	11,063	862,803
Leaf Group Ltd.*	542	4,016
Liberty Expedia Holdings, Inc., Class A*	160	7,647
Overstock.com, Inc. (x)*	223	3,033
PetMed Express, Inc. (x)	308	4,826
Quotient Technology, Inc.*	419	4,500
RealReal, Inc. (The)*	1,300	37,570
Revolve Group, Inc.*	900	31,050
Rubicon Project, Inc. (The)*	1,667	10,602
Shutterfly, Inc.*	1,768	89,373
Shutterstock, Inc.	986	38,641
Stitch Fix, Inc., Class A*	1,921	61,453
Waitr Holdings, Inc.*	531	3,340
Wayfair, Inc., Class A*	9,628	1,405,688

		3,613,137

Leisure Products (0.3%)
Clarus Corp.	421	6,079
Johnson Outdoors, Inc., Class A	164	12,230
Malibu Boats, Inc., Class A*	1,070	41,570
Marine Products Corp.	346	5,342
MasterCraft Boat Holdings, Inc.*	979	19,179
Mattel, Inc. (x)*	12,273	137,580
Polaris Industries, Inc.	2,674	243,949
Sturm Ruger & Co., Inc.	802	43,693
YETI Holdings, Inc. (x)*	1,596	46,204

		555,826

See Notes to Financial Statements.

1529

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.4%)
Nordstrom, Inc. (x)	5,610	$178,735
Ollie’s Bargain Outlet Holdings, Inc.*	8,876	773,188

		951,923

Specialty Retail (3.4%)
Aaron’s, Inc.	3,087	189,573
American Eagle Outfitters, Inc.	7,523	127,139
America’s Car-Mart, Inc.*	322	27,718
Asbury Automotive Group, Inc.*	996	84,003
At Home Group, Inc.*	171	1,139
Boot Barn Holdings, Inc.*	9,666	344,496
Burlington Stores, Inc.*	12,190	2,074,129
Camping World Holdings, Inc., Class A (x)	1,694	21,039
Carvana Co. (x)*	2,055	128,622
Children’s Place, Inc. (The) (x)	793	75,636
Designer Brands, Inc., Class A	1,187	22,755
Five Below, Inc.*	9,975	1,197,200
Floor & Decor Holdings, Inc., Class A (x)*	23,797	997,094
Hibbett Sports, Inc.*	107	1,947
Hudson Ltd., Class A*	134	1,848
L Brands, Inc.	1,855	48,415
Lithia Motors, Inc., Class A	4,401	522,751
Lumber Liquidators Holdings, Inc. (x)*	286	3,303
MarineMax, Inc.*	65	1,069
Monro, Inc.	1,686	143,816
Murphy USA, Inc.*	272	22,856
National Vision Holdings, Inc.*	18,566	570,533
Rent-A-Center, Inc.*	2,515	66,974
RH (x)*	3,467	400,785
Sleep Number Corp.*	1,408	56,869
Sportsman’s Warehouse Holdings, Inc.*	52,500	198,450
Tailored Brands, Inc. (x)	2,350	13,560
Williams-Sonoma, Inc. (x)	747	48,555
Winmark Corp.	51	8,831

		7,401,105

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	3,066	106,329
Carter’s, Inc.	1,033	100,759
Centric Brands, Inc.*	843	3,465
Columbia Sportswear Co.	1,013	101,462
Crocs, Inc.*	3,307	65,313
Deckers Outdoor Corp.*	1,510	265,715
Hanesbrands, Inc.	14,484	249,414
Kontoor Brands, Inc.*	543	15,215
Oxford Industries, Inc.	334	25,317
Skechers U.S.A., Inc., Class A*	2,469	77,749
Steven Madden Ltd.	17,533	595,245
Superior Group of Cos., Inc.	143	2,450
Under Armour, Inc., Class A (x)*	4,437	112,478
Under Armour, Inc., Class C*	19,707	437,495
Wolverine World Wide, Inc.	2,193	60,395

		2,218,801

Total Consumer Discretionary		32,484,813

Consumer Staples (2.4%)
Beverages (0.7%)
Boston Beer Co., Inc. (The), Class A*	431	162,815
Celsius Holdings, Inc.*	1,028	4,564
Coca-Cola Consolidated, Inc.	243	72,718
Craft Brew Alliance, Inc.*	75	1,049
MGP Ingredients, Inc. (x)	670	44,428
Monster Beverage Corp.*	17,819	1,137,387
National Beverage Corp. (x)	599	26,733
New Age Beverages Corp.*	3,735	17,405
Primo Water Corp.*	1,808	22,238

		1,489,337

Food & Staples Retailing (0.4%)
BJ’s Wholesale Club Holdings, Inc.*	2,014	53,170
Casey’s General Stores, Inc.	477	74,407
Chefs’ Warehouse, Inc. (The)*	1,245	43,662
Grocery Outlet Holding Corp.*	10,084	331,562
HF Foods Group, Inc.*	386	13,437
Performance Food Group Co.*	5,310	212,559
PriceSmart, Inc.	100	5,112
Sprouts Farmers Market, Inc.*	2,885	54,498

		788,407

Food Products (1.1%)
B&G Foods, Inc. (x)	327	6,802
Bridgford Foods Corp.*	89	2,649
Calavo Growers, Inc. (x)	837	80,971
Freshpet, Inc.*	1,605	73,043
Hostess Brands, Inc.*	17,400	251,256
J&J Snack Foods Corp.	780	125,541
John B Sanfilippo & Son, Inc.	446	35,542
Lamb Weston Holdings, Inc.	13,658	865,371
Lancaster Colony Corp.	707	105,060
Limoneira Co.	224	4,467
Nomad Foods Ltd.*	11,200	239,232
Pilgrim’s Pride Corp.*	979	24,857
Post Holdings, Inc.*	1,515	157,514
Sanderson Farms, Inc.	863	117,851
Simply Good Foods Co. (The)*	12,300	296,184
Tootsie Roll Industries, Inc. (x)	757	27,956
TreeHouse Foods, Inc.*	487	26,347

		2,440,643

Household Products (0.1%)
WD-40 Co.	710	112,919

Personal Products (0.1%)
elf Beauty, Inc.*	210	2,961
Herbalife Nutrition Ltd.*	802	34,293
Inter Parfums, Inc.	910	60,506
Lifevantage Corp.*	720	9,345
Medifast, Inc.	586	75,184
Revlon, Inc., Class A (x)*	320	6,186
USANA Health Sciences, Inc.*	697	55,363
Youngevity International, Inc.*	430	2,451

		246,289

See Notes to Financial Statements.

1530

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.0%)
22nd Century Group, Inc. (x)*	6,313	$13,194
Turning Point Brands, Inc.	428	20,963
Vector Group Ltd. (x)	5,137	50,086

		84,243

Total Consumer Staples		5,161,838

Energy (1.1%)
Energy Equipment & Services (0.4%)
Cactus, Inc., Class A*	9,684	320,734
DMC Global, Inc.	746	47,259
FTS International, Inc.*	796	4,442
Liberty Oilfield Services, Inc., Class A (x)	20,985	339,537
Oceaneering International, Inc.*	6,510	132,739
ProPetro Holding Corp.*	2,346	48,562
RigNet, Inc.*	653	6,582
Solaris Oilfield Infrastructure, Inc., Class A	1,578	23,639
US Well Services, Inc.*	799	3,851

		927,345

Oil, Gas & Consumable Fuels (0.7%)
Altus Midstream Co.*	2,605	9,691
Ardmore Shipping Corp.*	335	2,730
Brigham Minerals, Inc., Class A*	590	12,661
Callon Petroleum Co.*	50,900	335,431
CVR Energy, Inc.	636	31,794
Diamondback Energy, Inc.	1,410	153,648
Dorian LPG Ltd.*	292	2,634
Equitrans Midstream Corp.	1,084	21,366
Evolution Petroleum Corp.	1,271	9,088
Falcon Minerals Corp.	314	2,638
GasLog Ltd.	1,390	20,016
Golar LNG Ltd.	399	7,373
Goodrich Petroleum Corp.*	287	3,728
Isramco, Inc.*	35	4,147
Jagged Peak Energy, Inc. (x)*	2,161	17,871
Matador Resources Co.*	10,845	215,599
NextDecade Corp. (x)*	755	4,772
Parsley Energy, Inc., Class A*	7,985	151,795
PrimeEnergy Resources Corp.*	19	2,529
Ring Energy, Inc.*	28,539	92,752
Rosehill Resources, Inc.*	569	2,105
Tellurian, Inc. (x)*	4,877	38,284
Uranium Energy Corp. (x)*	9,219	12,630
WPX Energy, Inc.*	22,616	260,310

		1,415,592

Total Energy		2,342,937

Financials (5.1%)
Banks (1.7%)
Ameris Bancorp	490	19,203
Atlantic Capital Bancshares, Inc.*	109	1,866
Bank First National Corp.	284	19,585
Bank of NT Butterfield & Son Ltd. (The)	937	31,821
Baycom Corp.*	188	4,117
Cadence Bancorp	17,001	353,621
Cambridge Bancorp (x)	47	3,830
Century Bancorp, Inc., Class A	25	2,197
Chemical Financial Corp.	8,911	366,331
CIT Group, Inc.	414	21,752
City Holding Co.	80	6,101
CNB Financial Corp.	77	2,174
Coastal Financial Corp.*	244	3,775
ConnectOne Bancorp, Inc.	443	10,038
Eagle Bancorp, Inc.	105	5,684
Esquire Financial Holdings, Inc.*	133	3,345
FB Financial Corp.	440	16,104
Fidelity D&D Bancorp, Inc.	58	3,898
First Financial Bankshares, Inc.	6,730	207,217
First Foundation, Inc.	559	7,513
Glacier Bancorp, Inc.	589	23,884
Hanmi Financial Corp.	170	3,786
HarborOne Bancorp, Inc.*	362	6,780
Heritage Commerce Corp.	314	3,846
HomeTrust Bancshares, Inc.	271	6,813
Independent Bank Corp./MA	164	12,489
Independent Bank Corp./MI	308	6,711
Independent Bank Group, Inc.	469	25,776
Investar Holding Corp.	114	2,719
Lakeland Financial Corp.	969	45,378
LegacyTexas Financial Group, Inc.	7,691	313,101
Malvern Bancorp, Inc.*	94	2,069
Metropolitan Bank Holding Corp.*	4,700	206,800
Midland States Bancorp, Inc.	131	3,500
National Bank Holdings Corp., Class A	509	18,477
People’s Utah Bancorp	85	2,499
Pinnacle Financial Partners, Inc.	8,400	482,832
Preferred Bank	234	11,056
Seacoast Banking Corp. of Florida*	370	9,413
ServisFirst Bancshares, Inc.	2,032	69,616
Signature Bank	1,383	167,122
Stock Yards Bancorp, Inc.	222	8,025
SVB Financial Group*	1,510	339,131
Synovus Financial Corp.	597	20,895
TriState Capital Holdings, Inc.*	334	7,128
Triumph Bancorp, Inc. (x)*	624	18,127
Union Bankshares, Inc.	56	2,073
United Community Banks, Inc.	335	9,568
Veritex Holdings, Inc.	810	21,019
West Bancorporation, Inc.	132	2,801
Westamerica Bancorp	248	15,279
Western Alliance Bancorp*	9,446	422,425
Wintrust Financial Corp.	5,390	394,332

		3,775,642

Capital Markets (2.0%)
Ares Management Corp.	18,477	483,543
Artisan Partners Asset Management, Inc., Class A	1,389	38,225
Blucora, Inc.*	1,793	54,453
Cohen & Steers, Inc.	1,178	60,596
Cowen, Inc., Class A (x)*	747	12,841
Diamond Hill Investment Group, Inc.	154	21,825
Evercore, Inc., Class A	3,682	326,115

See Notes to Financial Statements.

1531

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
FactSet Research Systems, Inc.	1,946	$557,646
Federated Investors, Inc., Class B	4,975	161,687
Focus Financial Partners, Inc., Class A*	1,565	42,740
GAMCO Investors, Inc., Class A	233	4,467
Greenhill & Co., Inc.	866	11,769
Hamilton Lane, Inc., Class A	1,126	64,250
Houlihan Lokey, Inc.	9,838	438,086
Ladenburg Thalmann Financial Services, Inc.	5,605	19,225
Lazard Ltd., Class A	2,075	71,359
LPL Financial Holdings, Inc.	4,312	351,730
MarketAxess Holdings, Inc.	1,911	614,234
Moelis & Co., Class A	1,981	69,236
Morningstar, Inc.	1,018	147,244
Och-Ziff Capital Management Group, Inc., Class A	456	10,470
PJT Partners, Inc., Class A	714	28,931
Pzena Investment Management, Inc., Class A	871	7,482
SEI Investments Co.	3,191	179,015
Siebert Financial Corp. (x)*	384	3,456
Silvercrest Asset Management Group, Inc., Class A	466	6,538
Stifel Financial Corp.	7,396	436,808
Value Line, Inc.	81	2,228
Virtu Financial, Inc., Class A	1,053	22,934
Virtus Investment Partners, Inc.	37	3,974
WisdomTree Investments, Inc.	2,622	16,178

		4,269,285

Consumer Finance (0.4%)
Credit Acceptance Corp.*	480	232,238
Curo Group Holdings Corp. (x)*	893	9,868
Elevate Credit, Inc.*	951	3,918
Enova International, Inc.*	1,117	25,747
FirstCash, Inc.	2,187	218,744
Green Dot Corp., Class A*	2,123	103,815
PRA Group, Inc.*	7,200	202,608
Regional Management Corp.*	233	6,144
World Acceptance Corp.*	201	32,986

		836,068

Diversified Financial Services (0.0%)
FGL Holdings	9,100	76,440
Marlin Business Services Corp.	122	3,041
Voya Financial, Inc.	513	28,369

		107,850

Insurance (0.7%)
Alleghany Corp.*	77	52,445
Axis Capital Holdings Ltd.	416	24,814
Brown & Brown, Inc.	725	24,288
Crawford & Co., Class A	725	7,634
eHealth, Inc.*	1,154	99,359
Enstar Group Ltd.*	103	17,951
Erie Indemnity Co., Class A	848	215,629
Everest Re Group Ltd.	636	157,206
FedNat Holding Co.	287	4,096
Global Indemnity Ltd.	88	2,724
Goosehead Insurance, Inc., Class A	577	27,581
Health Insurance Innovations, Inc., Class A (x)*	505	13,090
Heritage Insurance Holdings, Inc.	133	2,050
Investors Title Co.	15	2,505
James River Group Holdings Ltd.	644	30,204
Kemper Corp.	592	51,084
Kinsale Capital Group, Inc.	1,019	93,218
MBIA, Inc.*	411	3,826
National General Holdings Corp.	2,095	48,059
Palomar Holdings, Inc.*	296	7,116
Primerica, Inc.	1,582	189,761
RenaissanceRe Holdings Ltd.	865	153,979
RLI Corp.	2,065	176,991
Selective Insurance Group, Inc.	1,489	111,511
State Auto Financial Corp.	65	2,275
Trupanion, Inc. (x)*	1,467	53,003
United Fire Group, Inc.	116	5,621
Universal Insurance Holdings, Inc.	545	15,206

		1,593,226

Thrifts & Mortgage Finance (0.3%)
Axos Financial, Inc.*	1,907	51,966
Essent Group Ltd.*	2,528	118,791
Federal Agricultural Mortgage Corp., Class C	140	10,172
FS Bancorp, Inc.	34	1,764
Greene County Bancorp, Inc.	170	5,001
Hingham Institution for Savings	29	5,742
Kearny Financial Corp.	1,339	17,795
LendingTree, Inc. (x)*	400	168,012
Meridian Bancorp, Inc.	420	7,514
Meta Financial Group, Inc.	1,118	31,360
Mr Cooper Group, Inc.*	1,884	15,091
NMI Holdings, Inc., Class A*	3,364	95,504
PCSB Financial Corp.	109	2,207
United Community Financial Corp.	378	3,618
Walker & Dunlop, Inc.	168	8,939
Waterstone Financial, Inc.	133	2,269

		545,745

Total Financials		11,127,816

Health Care (23.6%)
Biotechnology (10.6%)
ACADIA Pharmaceuticals, Inc. (x)*	5,438	145,358
Acceleron Pharma, Inc.*	1,923	78,997
ADMA Biologics, Inc. (x)*	1,397	5,406
Aduro Biotech, Inc.*	2,904	4,472
Adverum Biotechnologies, Inc.*	2,741	32,591
Aeglea BioTherapeutics, Inc.*	212	1,452
Affimed NV*	2,579	7,402
Agenus, Inc. (x)*	5,462	16,386
AgeX Therapeutics, Inc. (x)*	1,090	4,000
Agios Pharmaceuticals, Inc.*	289	14,415
Aimmune Therapeutics, Inc. (x)*	9,274	193,085
Akcea Therapeutics, Inc. (x)*	667	15,641
Albireo Pharma, Inc.*	534	17,216
Alder Biopharmaceuticals, Inc. (x)*	3,764	44,302

See Notes to Financial Statements.

1532

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Aldeyra Therapeutics, Inc. (x)*	718	$4,308
Alector, Inc.*	508	9,652
Allakos, Inc. (x)*	896	38,824
Allogene Therapeutics, Inc. (x)*	9,604	257,867
Alnylam Pharmaceuticals, Inc.*	4,603	333,994
Amicus Therapeutics, Inc.*	21,253	265,237
AnaptysBio, Inc.*	1,070	60,369
Anavex Life Sciences Corp.*	2,214	7,461
Apellis Pharmaceuticals, Inc.*	2,494	63,198
Arena Pharmaceuticals, Inc.*	5,182	303,821
Argenx SE (ADR) (x)*	1,000	141,580
ArQule, Inc. (x)*	4,739	52,176
Array BioPharma, Inc.*	32,808	1,519,995
Arrowhead Pharmaceuticals, Inc. (x)*	4,819	127,704
Ascendis Pharma A/S (ADR)*	4,321	497,563
Assembly Biosciences, Inc.*	126	1,700
Atara Biotherapeutics, Inc.*	2,290	46,052
Athenex, Inc. (x)*	3,058	60,548
Athersys, Inc. (x)*	6,651	11,174
Audentes Therapeutics, Inc.*	2,264	85,715
Avid Bioservices, Inc. (x)*	2,805	15,708
Avrobio, Inc.*	809	13,154
BeiGene Ltd. (ADR)*	1,329	164,730
Bellicum Pharmaceuticals, Inc.*	309	525
Beyondspring, Inc.*	524	12,419
BioCryst Pharmaceuticals, Inc.*	4,923	18,658
Biohaven Pharmaceutical Holding Co. Ltd.*	5,989	262,258
BioSpecifics Technologies Corp.*	317	18,928
Bioxcel Therapeutics, Inc.*	310	3,398
Bluebird Bio, Inc.*	632	80,390
Blueprint Medicines Corp.*	5,645	532,493
Calyxt, Inc. (x)*	482	6,015
Cara Therapeutics, Inc. (x)*	1,521	32,702
CareDx, Inc.*	7,647	275,216
CASI Pharmaceuticals, Inc. (x)*	2,029	6,493
Catalyst Pharmaceuticals, Inc. (x)*	5,183	19,903
Celcuity, Inc.*	259	6,475
Cellular Biomedicine Group, Inc. (x)*	522	8,629
CEL-SCI Corp.*	1,219	10,215
Checkpoint Therapeutics, Inc.*	1,185	3,591
ChemoCentryx, Inc.*	2,104	19,567
Clovis Oncology, Inc.*	2,521	37,487
Coherus Biosciences, Inc. (x)*	1,329	29,371
Constellation Pharmaceuticals, Inc. (x)*	781	9,591
Corbus Pharmaceuticals Holdings, Inc. (x)*	3,066	21,247
Cortexyme, Inc.*	142	6,036
Crinetics Pharmaceuticals, Inc.*	570	14,250
Cue Biopharma, Inc. (x)*	1,053	9,467
Cyclerion Therapeutics, Inc.*	1,158	13,259
Cytokinetics, Inc.*	2,579	29,014
CytomX Therapeutics, Inc.*	2,323	26,064
Deciphera Pharmaceuticals, Inc. (x)*	762	17,183
Denali Therapeutics, Inc. (x)*	2,475	51,381
Dicerna Pharmaceuticals, Inc.*	2,673	42,100
Dynavax Technologies Corp. (x)*	19,183	76,540
Eagle Pharmaceuticals, Inc.*	478	26,615
Editas Medicine, Inc. (x)*	2,561	63,359
Eidos Therapeutics, Inc. (x)*	540	16,783
Eiger BioPharmaceuticals, Inc.*	1,209	12,815
Emergent BioSolutions, Inc.*	7,156	345,706
Enanta Pharmaceuticals, Inc.*	885	74,676
Epizyme, Inc. (x)*	2,930	36,772
Esperion Therapeutics, Inc.*	1,287	59,871
Evelo Biosciences, Inc. (x)*	149	1,338
Exact Sciences Corp.*	27,598	3,257,667
Exelixis, Inc.*	6,338	135,443
Fate Therapeutics, Inc.*	2,702	54,851
FibroGen, Inc.*	3,621	163,597
Flexion Therapeutics, Inc.*	1,744	21,451
Forty Seven, Inc.*	853	9,042
G1 Therapeutics, Inc.*	2,813	86,247
Galapagos NV*	3,033	391,269
Galapagos NV (ADR)*	451	58,147
Galectin Therapeutics, Inc.*	1,660	6,889
Genomic Health, Inc.*	1,390	80,856
Global Blood Therapeutics, Inc. (x)*	7,110	373,986
GlycoMimetics, Inc.*	1,746	20,812
Gossamer Bio, Inc.*	6,376	141,420
Gritstone Oncology, Inc. (x)*	297	3,309
Halozyme Therapeutics, Inc.*	7,390	126,960
Harpoon Therapeutics, Inc.*	164	2,132
Heron Therapeutics, Inc. (x)*	21,449	398,737
Homology Medicines, Inc.*	1,256	24,580
ImmunoGen, Inc.*	4,157	9,021
Immunomedics, Inc. (x)*	8,186	113,540
Incyte Corp.*	3,840	326,246
Inovio Pharmaceuticals, Inc. (x)*	4,810	14,141
Insmed, Inc.*	4,002	102,451
Intellia Therapeutics, Inc. (x)*	1,345	22,018
Intercept Pharmaceuticals, Inc. (x)*	1,278	101,690
Intrexon Corp. (x)*	955	7,315
Invitae Corp.*	21,427	503,535
Ionis Pharmaceuticals, Inc.*	13,945	896,245
Iovance Biotherapeutics, Inc. (x)*	26,518	650,221
Ironwood Pharmaceuticals, Inc.*	7,935	86,809
Kadmon Holdings, Inc. (x)*	6,725	13,854
KalVista Pharmaceuticals, Inc.*	603	13,356
Karyopharm Therapeutics, Inc. (x)*	2,979	17,844
Kezar Life Sciences, Inc. (x)*	54	416
Kindred Biosciences, Inc.*	1,912	15,927
Kiniksa Pharmaceuticals Ltd., Class A*	677	9,167
Kodiak Sciences, Inc.*	1,216	14,227
Krystal Biotech, Inc.*	453	18,242
Kura Oncology, Inc.*	1,497	29,476
La Jolla Pharmaceutical Co. (x)*	973	9,000
Lexicon Pharmaceuticals, Inc. (x)*	1,977	12,435
Ligand Pharmaceuticals, Inc. (x)*	158	18,036
LogicBio Therapeutics, Inc. (x)*	418	5,434
MacroGenics, Inc.*	1,154	19,583
Madrigal Pharmaceuticals, Inc. (x)*	1,443	151,241
Magenta Therapeutics, Inc. (x)*	1,006	14,839
MannKind Corp. (x)*	8,853	10,181
Marker Therapeutics, Inc.*	1,396	11,056

See Notes to Financial Statements.

1533

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
MediciNova, Inc. (x)*	2,161	$20,810
MEI Pharma, Inc.*	3,516	8,790
MeiraGTx Holdings plc*	806	21,665
Millendo Therapeutics, Inc.*	485	5,607
Minerva Neurosciences, Inc.*	1,241	6,987
Mirati Therapeutics, Inc.*	1,290	132,870
Moderna, Inc.*	1,242	18,183
Molecular Templates, Inc.*	559	4,668
Momenta Pharmaceuticals, Inc.*	5,086	63,321
Mustang Bio, Inc.*	1,433	5,273
Myriad Genetics, Inc.*	430	11,945
Natera, Inc.*	2,888	79,651
Neurocrine Biosciences, Inc.*	9,431	796,259
NextCure, Inc.*	146	2,187
Novavax, Inc. (x)*	322	1,887
Oncocyte Corp.*	1,110	2,764
Organogenesis Holdings, Inc.*	543	4,127
Palatin Technologies, Inc.*	10,696	12,407
Pfenex, Inc.*	21,136	142,457
PhaseBio Pharmaceuticals, Inc.*	708	9,289
Pieris Pharmaceuticals, Inc.*	2,398	11,271
Portola Pharmaceuticals, Inc. (x)*	3,445	93,463
Precision BioSciences, Inc.*	4,073	53,967
Principia Biopharma, Inc.*	647	21,474
Progenics Pharmaceuticals, Inc. (x)*	4,388	27,074
Protagonist Therapeutics, Inc.*	488	5,910
PTC Therapeutics, Inc.*	15,456	695,520
Puma Biotechnology, Inc.*	1,589	20,196
Ra Pharmaceuticals, Inc.*	1,616	48,593
Radius Health, Inc.*	2,327	56,686
Recro Pharma, Inc.*	991	10,078
REGENXBIO, Inc.*	1,722	88,459
Repligen Corp.*	2,447	210,320
Replimune Group, Inc. (x)*	663	9,720
Retrophin, Inc.*	2,139	42,973
Rhythm Pharmaceuticals, Inc. (x)*	1,187	26,114
Rigel Pharmaceuticals, Inc.*	7,849	20,486
Rocket Pharmaceuticals, Inc. (x)*	1,536	23,040
Rubius Therapeutics, Inc. (x)*	10,429	164,048
Sage Therapeutics, Inc. (x)*	9,306	1,703,836
Sangamo Therapeutics, Inc. (x)*	4,197	45,202
Sarepta Therapeutics, Inc. (x)*	5,733	871,129
Savara, Inc.*	1,362	3,228
Scholar Rock Holding Corp. (x)*	802	12,720
Seattle Genetics, Inc.*	9,004	623,167
Seres Therapeutics, Inc. (x)*	1,050	3,381
Solid Biosciences, Inc. (x)*	123	707
Sorrento Therapeutics, Inc. (x)*	6,036	16,116
Spark Therapeutics, Inc.*	1,774	181,622
Spectrum Pharmaceuticals, Inc.*	5,286	45,512
Stemline Therapeutics, Inc.*	2,069	31,697
Sutro Biopharma, Inc.*	113	1,286
Syndax Pharmaceuticals, Inc.*	1,036	9,645
Synthorx, Inc. (x)*	279	3,769
Syros Pharmaceuticals, Inc. (x)*	1,785	16,529
TG Therapeutics, Inc. (x)*	3,631	31,408
Tocagen, Inc. (x)*	1,097	7,328
Translate Bio, Inc. (x)*	1,517	19,160
Turning Point Therapeutics, Inc.*	326	13,268
Twist Bioscience Corp.*	1,098	31,853
Tyme Technologies, Inc. (x)*	3,086	3,765
Ultragenyx Pharmaceutical, Inc. (x)*	6,163	391,351
UNITY Biotechnology, Inc. (x)*	969	9,206
UroGen Pharma Ltd.*	967	34,754
Vanda Pharmaceuticals, Inc.*	2,686	37,846
VBI Vaccines, Inc.*	3,759	4,398
Veracyte, Inc.*	2,405	68,567
Vericel Corp.*	2,269	42,861
Viking Therapeutics, Inc. (x)*	337	2,797
Voyager Therapeutics, Inc.*	1,246	33,916
X4 Pharmaceuticals, Inc.*	359	5,385
XBiotech, Inc.*	864	6,549
Xencor, Inc.*	2,442	99,951
Y-mAbs Therapeutics, Inc.*	1,050	24,014
ZIOPHARM Oncology, Inc. (x)*	8,280	48,272

		23,043,728

Health Care Equipment & Supplies (6.7%)
Accuray, Inc.*	4,506	17,438
Align Technology, Inc.*	4,255	1,164,594
Alphatec Holdings, Inc.*	1,393	6,324
Antares Pharma, Inc. (x)*	8,350	27,471
Apyx Medical Corp.*	348	2,339
AtriCure, Inc.*	1,919	57,263
Atrion Corp.	74	63,103
Avedro, Inc.*	261	5,126
Axogen, Inc.*	1,750	34,650
Axonics Modulation Technologies, Inc. (x)*	798	32,694
BioLife Solutions, Inc.*	346	5,865
BioSig Technologies, Inc.*	809	7,597
Cantel Medical Corp.	1,091	87,978
Cardiovascular Systems, Inc.*	1,764	75,729
Cerus Corp.*	6,226	34,990
Conformis, Inc.*	3,297	14,375
CONMED Corp.	1,407	120,397
Corindus Vascular Robotics, Inc.*	4,742	14,131
CryoLife, Inc.*	1,886	56,448
CryoPort, Inc.*	1,344	24,622
Cutera, Inc.*	740	15,377
CytoSorbents Corp. (x)*	1,609	10,635
DexCom, Inc.*	7,435	1,114,060
GenMark Diagnostics, Inc.*	2,813	18,256
Glaukos Corp.*	1,840	138,736
Globus Medical, Inc., Class A*	3,922	165,901
Haemonetics Corp.*	13,192	1,587,525
Heska Corp.*	358	30,491
Hill-Rom Holdings, Inc.	1,796	187,898
ICU Medical, Inc.*	305	76,833
Inogen, Inc.*	943	62,955
Insulet Corp. (x)*	15,777	1,883,458
Integer Holdings Corp.*	6,497	545,228
IntriCon Corp. (x)*	428	9,998
iRadimed Corp. (x)*	189	3,865
iRhythm Technologies, Inc.*	6,677	528,017
Lantheus Holdings, Inc.*	1,970	55,751
LeMaitre Vascular, Inc.	719	20,118
LivaNova plc*	1,977	142,265
Masimo Corp.*	2,445	363,865
Meridian Bioscience, Inc.	196	2,328
Merit Medical Systems, Inc.*	2,765	164,683
Mesa Laboratories, Inc.	176	43,004

See Notes to Financial Statements.

1534

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Misonix, Inc.*	380	$9,660
Natus Medical, Inc.*	1,742	44,752
Neogen Corp.*	6,422	398,870
Neuronetics, Inc.*	5,898	73,784
Nevro Corp.*	10,126	656,469
Novocure Ltd.*	4,374	276,568
NuVasive, Inc.*	2,681	156,946
Orthofix Medical, Inc.*	706	37,333
OrthoPediatrics Corp.*	454	17,706
Penumbra, Inc. (x)*	13,226	2,116,160
Pulse Biosciences, Inc. (x)*	521	6,877
Quidel Corp.*	1,827	108,378
RA Medical Systems, Inc. (x)*	2,500	9,050
Rockwell Medical, Inc. (x)*	2,966	8,928
Senseonics Holdings, Inc. (x)*	5,508	11,236
Shockwave Medical, Inc.*	343	19,582
SI-BONE, Inc.*	830	16,882
Sientra, Inc. (x)*	1,055	6,499
Silk Road Medical, Inc.*	361	17,494
Soliton, Inc.*	139	2,043
STAAR Surgical Co.*	2,293	67,368
STERIS plc	253	37,667
Surmodics, Inc.*	676	29,183
Tactile Systems Technology, Inc.*	937	53,334
Tandem Diabetes Care, Inc.*	8,693	560,872
TransEnterix, Inc. (x)*	6,999	9,519
TransMedics Group, Inc.*	295	8,552
Utah Medical Products, Inc.	152	14,546
Vapotherm, Inc.*	245	5,635
Varex Imaging Corp.*	840	25,746
ViewRay, Inc. (x)*	3,584	31,575
West Pharmaceutical Services, Inc.	2,874	359,681
Wright Medical Group NV*	6,516	194,307
Zynex, Inc.	802	7,210

		14,424,793

Health Care Providers & Services (1.9%)
Addus HomeCare Corp.*	545	40,848
Amedisys, Inc.*	5,879	713,769
American Renal Associates Holdings, Inc.*	260	1,934
AMN Healthcare Services, Inc.*	2,377	128,952
Apollo Medical Holdings, Inc. (x)*	325	5,431
Avalon GloboCare Corp.*	976	2,538
BioScrip, Inc. (x)*	554	1,440
BioTelemetry, Inc.*	1,713	82,481
Catasys, Inc.*	366	7,035
Chemed Corp.	807	291,198
CorVel Corp.*	468	40,721
Cross Country Healthcare, Inc.*	263	2,467
Encompass Health Corp.	2,576	163,215
Ensign Group, Inc. (The)	2,612	148,675
Genesis Healthcare, Inc.*	4,182	5,186
Guardant Health, Inc. (x)*	6,118	528,167
Hanger, Inc.*	302	5,783
HealthEquity, Inc.*	7,768	508,027
Joint Corp. (The)*	676	12,303
LHC Group, Inc.*	1,555	185,947
Magellan Health, Inc.*	621	46,097
Molina Healthcare, Inc.*	2,516	360,140
National Research Corp.	621	35,763
PetIQ, Inc.*	974	32,103
Providence Service Corp. (The)*	603	34,576
R1 RCM, Inc.*	5,291	66,561
RadNet, Inc.*	2,167	29,883
Select Medical Holdings Corp.*	5,678	90,110
Surgery Partners, Inc. (x)*	89	724
Tenet Healthcare Corp.*	4,963	102,536
Tivity Health, Inc.*	21,800	358,392
US Physical Therapy, Inc.	651	79,793

		4,112,795

Health Care Technology (1.2%)
Castlight Health, Inc., Class B*	5,196	16,783
Evolent Health, Inc., Class A*	750	5,962
HealthStream, Inc.*	516	13,344
HMS Holdings Corp.*	4,481	145,140
Inovalon Holdings, Inc., Class A (x)*	3,635	52,744
Inspire Medical Systems, Inc.*	5,577	338,245
Medidata Solutions, Inc.*	3,126	282,934
NextGen Healthcare, Inc.*	2,794	55,601
Omnicell, Inc.*	2,116	182,039
OptimizeRx Corp.*	620	10,044
Simulations Plus, Inc.	636	18,164
Tabula Rasa HealthCare, Inc. (x)*	1,007	50,280
Teladoc Health, Inc. (x)*	12,935	859,013
Veeva Systems, Inc., Class A*	3,274	530,748
Vocera Communications, Inc.*	1,591	50,785

		2,611,826

Life Sciences Tools & Services (1.5%)
Accelerate Diagnostics, Inc. (x)*	1,410	32,261
Agilent Technologies, Inc.	5,164	385,596
Bio-Techne Corp.	1,946	405,722
Bruker Corp.	5,373	268,381
Cambrex Corp.*	749	35,061
Charles River Laboratories International, Inc.*	2,500	354,750
ChromaDex Corp. (x)*	1,723	8,012
Codexis, Inc.*	2,731	50,332
Fluidigm Corp.*	3,571	43,995
ICON plc*	3,896	599,867
Medpace Holdings, Inc.*	1,424	93,158
NanoString Technologies, Inc.*	1,544	46,860
NeoGenomics, Inc.*	23,119	507,231
Pacific Biosciences of California, Inc.*	6,690	40,474
PerkinElmer, Inc.	1,259	121,292
PRA Health Sciences, Inc.*	3,037	301,119
Quanterix Corp.*	492	16,625
Syneos Health, Inc.*	255	13,028

		3,323,764

Pharmaceuticals (1.7%)
AcelRx Pharmaceuticals, Inc.*	1,345	3,403
Acer Therapeutics, Inc.*	496	1,934
Aclaris Therapeutics, Inc.*	11,969	26,212
Aerie Pharmaceuticals, Inc.*	2,180	64,419
Akorn, Inc.*	558	2,874
Amneal Pharmaceuticals, Inc.*	4,838	34,688
Amphastar Pharmaceuticals, Inc.*	1,858	39,222
ANI Pharmaceuticals, Inc.*	472	38,798

See Notes to Financial Statements.

1535

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Aratana Therapeutics, Inc.*	2,348	$12,116
Arvinas, Inc.*	909	19,989
Axsome Therapeutics, Inc.*	1,258	32,393
BioDelivery Sciences International, Inc.*	4,219	19,618
Cerecor, Inc.*	1,106	6,017
Chiasma, Inc.*	1,344	10,040
Collegium Pharmaceutical, Inc.*	10,858	142,783
Corcept Therapeutics, Inc. (x)*	4,992	55,661
CorMedix, Inc.*	913	8,190
Cymabay Therapeutics, Inc.*	3,556	25,461
Dermira, Inc.*	2,406	23,001
Dova Pharmaceuticals, Inc. (x)*	335	4,723
Elanco Animal Health, Inc.*	719	24,302
Eloxx Pharmaceuticals, Inc. (x)*	976	9,731
Endo International plc*	652	2,686
Evofem Biosciences, Inc.*	695	4,615
Evolus, Inc. (x)*	572	8,363
EyePoint Pharmaceuticals, Inc.*	2,084	3,418
Foamix Pharmaceuticals Ltd. (x)*	8,700	20,706
GW Pharmaceuticals plc (ADR)*	3,305	569,749
Horizon Therapeutics plc*	1,103	26,538
Innoviva, Inc.*	3,336	48,572
Intersect ENT, Inc.*	1,586	36,097
Intra-Cellular Therapies, Inc.*	1,163	15,096
Jazz Pharmaceuticals plc*	2,552	363,813
Kala Pharmaceuticals, Inc.*	591	3,771
Kaleido Biosciences, Inc.*	261	3,028
Liquidia Technologies, Inc.*	693	5,544
Marinus Pharmaceuticals, Inc. (x)*	2,595	10,769
Medicines Co. (The) (x)*	1,206	43,983
MyoKardia, Inc.*	2,293	114,971
Nektar Therapeutics*	1,331	47,357
NGM Biopharmaceuticals, Inc.*	330	4,831
Ocular Therapeutix, Inc. (x)*	1,942	8,545
Odonate Therapeutics, Inc. (x)*	5,067	185,908
Omeros Corp. (x)*	2,404	37,719
Optinose, Inc. (x)*	1,286	9,105
Pacira BioSciences, Inc.*	2,094	91,068
Paratek Pharmaceuticals, Inc. (x)*	1,461	5,829
Phibro Animal Health Corp., Class A	996	31,643
Reata Pharmaceuticals, Inc., Class A (x)*	4,891	461,466
resTORbio, Inc. (x)*	13	133
Revance Therapeutics, Inc.*	26,081	338,271
SIGA Technologies, Inc.*	2,833	16,091
Supernus Pharmaceuticals, Inc.*	2,544	84,181
TherapeuticsMD, Inc. (x)*	42,208	109,741
Theravance Biopharma, Inc. (x)*	2,288	37,363
Tricida, Inc. (x)*	1,127	44,471
Verrica Pharmaceuticals, Inc. (x)*	196	2,277
WaVe Life Sciences Ltd. (x)*	926	24,159
Xeris Pharmaceuticals, Inc. (x)*	1,304	14,918
Zogenix, Inc.*	2,202	105,212
Zynerba Pharmaceuticals, Inc.*	1,073	14,539

		3,562,121

Total Health Care		51,079,027

Industrials (16.6%)
Aerospace & Defense (2.7%)
Aerojet Rocketdyne Holdings, Inc.*	2,652	118,730
Aerovironment, Inc.*	1,099	62,390
Astronics Corp.*	1,252	50,356
Axon Enterprise, Inc.*	9,194	590,347
BWX Technologies, Inc.	14,272	743,571
Cubic Corp.	9,357	603,340
Ducommun, Inc.*	96	4,327
Harris Corp.	5,118	967,967
Hexcel Corp.	11,918	963,928
Huntington Ingalls Industries, Inc.	1,676	376,664
Kratos Defense & Security Solutions, Inc.*	4,654	106,530
Mercury Systems, Inc.*	10,055	707,369
Moog, Inc., Class A	1,440	134,799
National Presto Industries, Inc.	24	2,239
Parsons Corp.*	963	35,496
Spirit AeroSystems Holdings, Inc., Class A	4,809	391,308
Triumph Group, Inc.	637	14,587
Wesco Aircraft Holdings, Inc.*	680	7,548

		5,881,496

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	3,017	73,615
Expeditors International of Washington, Inc.	3,942	299,040
Forward Air Corp.	1,474	87,187
Radiant Logistics, Inc.*	2,009	12,335
XPO Logistics, Inc.*	2,760	159,556

		631,733

Airlines (0.7%)
Alaska Air Group, Inc.	2,868	183,294
Allegiant Travel Co.	4,592	658,952
JetBlue Airways Corp.*	1,366	25,257
Mesa Air Group, Inc. (x)*	469	4,287
Spirit Airlines, Inc.*	11,985	572,044

		1,443,834

Building Products (1.6%)
AAON, Inc.	2,120	106,382
Advanced Drainage Systems, Inc.	1,879	61,613
Allegion plc	3,675	406,271
American Woodmark Corp.*	783	66,258
AO Smith Corp.	1,180	55,649
Apogee Enterprises, Inc.	1,143	49,652
Armstrong World Industries, Inc.	8,736	849,139
Builders FirstSource, Inc.*	5,540	93,404
Continental Building Products, Inc.*	861	22,877
CSW Industrials, Inc.	767	52,271
Fortune Brands Home & Security, Inc.	2,310	131,970
JELD-WEN Holding, Inc.*	3,110	66,025
Lennox International, Inc.	3,653	1,004,575
Masonite International Corp.*	1,214	63,954
Patrick Industries, Inc.*	775	38,122
PGT Innovations, Inc.*	1,435	23,993

See Notes to Financial Statements.

1536

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Simpson Manufacturing Co., Inc.	2,311	$153,589
Trex Co., Inc.*	3,032	217,394
Universal Forest Products, Inc.	2,723	103,637

		3,566,775

Commercial Services & Supplies (2.0%)
Advanced Disposal Services, Inc.*	3,532	112,706
Brady Corp., Class A	2,020	99,626
Brink’s Co. (The)	10,007	812,368
Casella Waste Systems, Inc., Class A*	2,302	91,228
Cimpress NV (x)*	1,131	102,797
Copart, Inc.*	5,980	446,945
Covanta Holding Corp.	6,103	109,305
Deluxe Corp.	136	5,530
Healthcare Services Group, Inc. (x)	15,637	474,114
Heritage-Crystal Clean, Inc.*	548	14,418
Herman Miller, Inc.	3,041	135,933
HNI Corp.	1,765	62,446
Interface, Inc.	2,757	42,265
KAR Auction Services, Inc.	6,278	156,950
Kimball International, Inc., Class B	1,584	27,609
Knoll, Inc.	2,380	54,692
McGrath RentCorp	852	52,952
Mobile Mini, Inc.	6,417	195,269
MSA Safety, Inc.	1,822	192,021
NRC Group Holdings Corp.*	487	5,415
Pitney Bowes, Inc.	4,202	17,985
Rollins, Inc.	7,349	263,609
Steelcase, Inc., Class A	1,083	18,519
Tetra Tech, Inc.	2,816	221,197
US Ecology, Inc.	8,939	532,228
Viad Corp.	1,035	68,558

		4,316,685

Construction & Engineering (0.8%)
Argan, Inc.	645	26,161
Comfort Systems USA, Inc.	1,878	95,759
Construction Partners, Inc., Class A*	235	3,530
Dycom Industries, Inc.*	1,252	73,705
EMCOR Group, Inc.	2,158	190,120
Granite Construction, Inc.	10,761	518,465
Great Lakes Dredge & Dock Corp.*	2,785	30,747
IES Holdings, Inc.*	192	3,619
Jacobs Engineering Group, Inc.	6,030	508,872
MasTec, Inc.*	3,095	159,485
MYR Group, Inc.*	828	30,926
NV5 Global, Inc.*	526	42,816
Primoris Services Corp.	1,541	32,253
Quanta Services, Inc.	1,677	64,045
Sterling Construction Co., Inc.*	236	3,167
WillScot Corp.*	1,799	27,057

		1,810,727

Electrical Equipment (0.8%)
Acuity Brands, Inc.	541	74,609
Allied Motion Technologies, Inc.	392	14,857
American Superconductor Corp.*	289	2,682
AMETEK, Inc.	5,518	501,255
Atkore International Group, Inc.*	2,380	61,571
AZZ, Inc.	423	19,466
Energous Corp. (x)*	1,563	6,830
EnerSys	1,455	99,668
Enphase Energy, Inc.*	4,740	86,410
Generac Holdings, Inc.*	3,155	218,989
Hubbell, Inc.	1,550	202,120
Plug Power, Inc. (x)*	11,851	26,665
Sensata Technologies Holding plc*	3,479	170,471
Sunrun, Inc.*	5,709	107,101
Thermon Group Holdings, Inc.*	493	12,645
TPI Composites, Inc.*	1,488	36,783
Vicor Corp.*	918	28,504
Vivint Solar, Inc. (x)*	2,251	16,432

		1,687,058

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	6,467	908,031
Raven Industries, Inc.	1,853	66,486

		974,517

Machinery (4.2%)
Actuant Corp., Class A	1,455	36,098
Alamo Group, Inc.	435	43,470
Albany International Corp., Class A	1,493	123,785
Allison Transmission Holdings, Inc.	5,956	276,061
Altra Industrial Motion Corp.	9,661	346,637
Barnes Group, Inc.	280	15,775
Blue Bird Corp.*	430	8,467
Chart Industries, Inc.*	1,830	140,690
Columbus McKinnon Corp.	718	30,134
Donaldson Co., Inc.	6,625	336,947
Douglas Dynamics, Inc.	1,156	45,997
Energy Recovery, Inc. (x)*	1,942	20,236
EnPro Industries, Inc.	102	6,512
ESCO Technologies, Inc.	1,241	102,531
Evoqua Water Technologies Corp.*	3,862	54,995
Federal Signal Corp.	2,904	77,682
Flowserve Corp.	1,469	77,402
Franklin Electric Co., Inc.	2,260	107,350
Gardner Denver Holdings, Inc.*	11,271	389,977
Global Brass & Copper Holdings, Inc.	1,023	44,736
Gorman-Rupp Co. (The)	166	5,450
Graco, Inc.	8,556	429,340
Harsco Corp.*	4,106	112,669
Helios Technologies, Inc.	1,512	70,172
Hillenbrand, Inc.	2,133	84,403
IDEX Corp.	8,919	1,535,317
John Bean Technologies Corp.	1,610	195,019
Kadant, Inc.	566	51,398
Kennametal, Inc.	14,100	521,559
Lincoln Electric Holdings, Inc.	2,948	242,679
Lindsay Corp. (x)	2,795	229,777
Luxfer Holdings plc	1,293	31,704
Meritor, Inc.*	3,450	83,662
Middleby Corp. (The)*	2,875	390,137

See Notes to Financial Statements.

1537

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Miller Industries, Inc.	51	$1,568
Mueller Industries, Inc.	1,575	46,100
Mueller Water Products, Inc., Class A	4,825	47,381
Nordson Corp.	6,574	928,972
Omega Flex, Inc.	153	11,752
Proto Labs, Inc.*	1,392	161,500
RBC Bearings, Inc.*	1,251	208,679
REV Group, Inc.	248	3,574
Rexnord Corp.*	550	16,621
Spartan Motors, Inc.	1,303	14,281
SPX Corp.*	1,837	60,658
Tennant Co.	928	56,794
Terex Corp.	2,462	77,307
Toro Co. (The)	5,488	367,147
WABCO Holdings, Inc.*	2,223	294,770
Watts Water Technologies, Inc., Class A	804	74,917
Welbilt, Inc. (x)*	6,701	111,907
Woodward, Inc.	2,340	264,794

		9,017,490

Marine (0.0%)
Scorpio Bulkers, Inc.	504	2,318

Professional Services (1.6%)
ASGN, Inc.*	2,315	140,289
Barrett Business Services, Inc.	370	30,562
BG Staffing, Inc.	226	4,267
CoStar Group, Inc.*	2,742	1,519,232
CRA International, Inc.	96	3,680
Exponent, Inc.	2,671	156,360
Forrester Research, Inc.	550	25,866
Franklin Covey Co.*	535	18,190
FTI Consulting, Inc.*	176	14,756
Heidrick & Struggles International, Inc.	105	3,147
Huron Consulting Group, Inc.*	143	7,204
ICF International, Inc.	582	42,370
Insperity, Inc.	2,000	244,280
Kforce, Inc.	1,165	40,880
Korn Ferry	2,911	116,644
Mistras Group, Inc.*	148	2,127
Resources Connection, Inc.	446	7,140
Robert Half International, Inc.	6,010	342,630
TriNet Group, Inc.*	2,306	156,347
Upwork, Inc.*	28,035	450,803
WageWorks, Inc.*	2,064	104,831
Willdan Group, Inc.*	513	19,109

		3,450,714

Road & Rail (0.5%)
Avis Budget Group, Inc.*	3,052	107,308
Genesee & Wyoming, Inc., Class A*	504	50,400
Heartland Express, Inc.	146	2,638
Knight-Swift Transportation Holdings, Inc.	9,601	315,297
Landstar System, Inc.	1,878	202,805
PAM Transportation Services, Inc.*	85	5,270
Saia, Inc.*	7,502	485,155
Universal Logistics Holdings, Inc.	385	8,651

		1,177,524

Trading Companies & Distributors (0.9%)
Air Lease Corp.	402	16,619
Applied Industrial Technologies, Inc.	1,976	121,583
Beacon Roofing Supply, Inc.*	12,359	453,823
EVI Industries, Inc. (x)	257	9,835
Foundation Building Materials, Inc.*	262	4,658
General Finance Corp.*	301	2,519
GMS, Inc.*	738	16,236
H&E Equipment Services, Inc.	1,282	37,293
Herc Holdings, Inc.*	92	4,216
Kaman Corp.	207	13,184
Lawson Products, Inc.*	215	7,897
MRC Global, Inc.*	384	6,574
SiteOne Landscape Supply, Inc. (x)*	6,655	461,192
Systemax, Inc.	448	9,928
Transcat, Inc.*	348	8,905
United Rentals, Inc.*	2,280	302,397
Univar, Inc.*	24,600	542,184

		2,019,043

Total Industrials		35,979,914

Information Technology (26.2%)
Communications Equipment (1.0%)
Acacia Communications, Inc.*	1,934	91,207
Aerohive Networks, Inc.*	2,255	9,990
Arista Networks, Inc.*	1,460	379,045
Calix, Inc.*	1,332	8,738
Casa Systems, Inc.*	1,471	9,458
Ciena Corp.*	6,959	286,224
Clearfield, Inc.*	572	7,579
DASAN Zhone Solutions, Inc.*	294	3,819
Extreme Networks, Inc.*	6,025	38,982
InterDigital, Inc.	1,640	105,616
Plantronics, Inc.	1,725	63,894
Ubiquiti Networks, Inc.	782	102,833
ViaSat, Inc.*	5,646	456,310
Viavi Solutions, Inc.*	49,563	658,692

		2,222,387

Electronic Equipment, Instruments & Components (2.1%)
Airgain, Inc.*	477	6,750
Akoustis Technologies, Inc.*	1,296	8,294
Badger Meter, Inc.	1,478	88,222
Coda Octopus Group, Inc.*	239	3,119
Cognex Corp.	8,509	408,262
Control4 Corp.*	1,369	32,514
Dolby Laboratories, Inc., Class A	429	27,713
ePlus, Inc.*	611	42,122
Fabrinet*	1,729	85,879
FARO Technologies, Inc.*	841	44,220
Fitbit, Inc., Class A (x)*	2,554	11,238
FLIR Systems, Inc.	570	30,837
II-VI, Inc.*	2,962	108,291
Insight Enterprises, Inc.*	672	39,110
IPG Photonics Corp.*	1,980	305,415
Iteris, Inc.*	1,454	7,517
Itron, Inc.*	1,770	110,749
Jabil, Inc.	1,655	52,298

See Notes to Financial Statements.

1538

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kimball Electronics, Inc.*	132	$2,144
Littelfuse, Inc.	2,280	403,355
MTS Systems Corp.	310	18,144
Napco Security Technologies, Inc.*	593	17,600
National Instruments Corp.	376	15,788
nLight, Inc.*	1,673	32,122
Novanta, Inc.*	6,768	638,222
OSI Systems, Inc.*	859	96,749
PAR Technology Corp. (x)*	598	16,864
PCM, Inc.*	332	11,633
Plexus Corp.*	203	11,849
Rogers Corp.*	955	164,814
Sanmina Corp.*	796	24,103
Trimble, Inc.*	2,230	100,595
Vishay Precision Group, Inc.*	410	16,658
Wrap Technologies, Inc.*	394	2,451
Zebra Technologies Corp., Class A*	7,699	1,612,864

		4,598,505

IT Services (4.3%)
Alliance Data Systems Corp.	246	34,472
Black Knight, Inc.*	7,461	448,779
Booz Allen Hamilton Holding Corp.	7,080	468,767
Brightcove, Inc.*	1,967	20,319
Carbonite, Inc.*	1,709	44,502
Cardtronics plc, Class A*	1,604	43,821
Cass Information Systems, Inc.	728	35,293
CoreLogic, Inc.*	238	9,956
CSG Systems International, Inc.	1,698	82,913
Endurance International Group Holdings, Inc.*	3,687	17,698
EPAM Systems, Inc.*	2,693	466,158
Euronet Worldwide, Inc.*	2,594	436,415
EVERTEC, Inc.	3,130	102,351
Evo Payments, Inc., Class A*	1,615	50,921
Exela Technologies, Inc. (x)*	1,709	3,743
ExlService Holdings, Inc.*	1,731	114,471
Genpact Ltd.	7,382	281,180
GoDaddy, Inc., Class A*	6,784	475,898
GTT Communications, Inc. (x)*	1,720	30,272
Hackett Group, Inc. (The)	1,143	19,191
I3 Verticals, Inc., Class A*	478	14,077
International Money Express, Inc.*	670	9,447
InterXion Holding NV*	5,200	395,668
Jack Henry & Associates, Inc.	6,731	901,416
Limelight Networks, Inc.*	2,361	6,375
ManTech International Corp., Class A	7,500	493,875
MAXIMUS, Inc.	3,281	238,004
MongoDB, Inc.*	1,242	188,896
NIC, Inc.	3,400	54,536
Okta, Inc.*	5,301	654,727
Paysign, Inc.*	1,536	20,536
Perficient, Inc.*	1,666	57,177
Perspecta, Inc.	518	12,126
Presidio, Inc.	411	5,618
PRGX Global, Inc.*	927	6,229
Priority Technology Holdings, Inc.*	331	2,598
Sabre Corp.	2,505	55,611
Science Applications International Corp.	3,064	265,220
Square, Inc., Class A*	11,729	850,704
Switch, Inc., Class A (x)	3,047	39,885
TTEC Holdings, Inc.	740	34,477
Tucows, Inc., Class A (x)*	488	29,778
Twilio, Inc., Class A*	4,780	651,753
Unisys Corp. (x)*	1,841	17,895
USA Technologies, Inc. (x)*	11,338	84,241
Verra Mobility Corp.*	5,088	66,602
Virtusa Corp.*	1,486	66,023
WEX, Inc.*	2,233	464,687
Wix.com Ltd.*	3,000	426,300

		9,301,601

Semiconductors & Semiconductor Equipment (4.2%)
Adesto Technologies Corp. (x)*	1,254	10,220
Advanced Energy Industries, Inc.*	1,963	110,458
Advanced Micro Devices, Inc.*	70,397	2,137,957
Ambarella, Inc.*	658	29,037
Aquantia Corp.*	1,453	18,933
Brooks Automation, Inc.	3,181	123,264
Cabot Microelectronics Corp.	1,496	164,680
CEVA, Inc.*	1,028	25,032
Cree, Inc.*	4,686	263,259
Diodes, Inc.*	538	19,567
DSP Group, Inc.*	402	5,773
Entegris, Inc.	6,985	260,680
FormFactor, Inc.*	286	4,482
Ichor Holdings Ltd.*	258	6,099
Impinj, Inc. (x)*	725	20,749
Inphi Corp.*	2,321	116,282
Lattice Semiconductor Corp.*	42,403	618,660
Marvell Technology Group Ltd.	23,281	555,717
MaxLinear, Inc.*	3,367	78,922
Monolithic Power Systems, Inc.	5,869	796,893
Nanometrics, Inc.*	5,604	194,515
NVE Corp. (x)	241	16,781
PDF Solutions, Inc.*	126	1,653
Power Integrations, Inc.	1,461	117,143
Rudolph Technologies, Inc.*	220	6,079
Semtech Corp.*	9,902	475,791
Silicon Laboratories, Inc.*	7,419	767,125
Teradyne, Inc.	8,864	424,674
Universal Display Corp.	4,828	907,954
Versum Materials, Inc.	15,264	787,317
Xperi Corp.	475	9,780

		9,075,476

Software (14.2%)
2U, Inc. (x)*	20,754	781,181
8x8, Inc.*	4,841	116,668
A10 Networks, Inc.*	2,900	19,778
ACI Worldwide, Inc.*	5,633	193,437
Agilysys, Inc.*	917	19,688
Alarm.com Holdings, Inc.*	1,898	101,543
Altair Engineering, Inc., Class A (x)*	1,990	80,376

See Notes to Financial Statements.

1539

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Alteryx, Inc., Class A*	6,059	$661,158
Amber Road, Inc.*	1,294	16,900
American Software, Inc., Class A	809	10,638
Anaplan, Inc.*	10,147	512,119
ANSYS, Inc.*	2,860	585,785
Appfolio, Inc., Class A*	791	80,896
Appian Corp.*	1,610	58,073
Aspen Technology, Inc.*	9,387	1,166,616
Avalara, Inc.*	9,152	660,774
Benefitfocus, Inc. (x)*	1,531	41,567
Blackbaud, Inc.	2,522	210,587
Blackline, Inc.*	2,209	118,204
Bottomline Technologies DE, Inc.*	2,214	97,947
Box, Inc., Class A*	7,398	130,279
Carbon Black, Inc.*	2,880	48,154
CDK Global, Inc.	6,313	312,115
Ceridian HCM Holding, Inc.*	2,615	131,273
ChannelAdvisor Corp.*	1,291	11,309
Cision Ltd.*	4,729	55,471
Cloudera, Inc.*	791	4,161
CommVault Systems, Inc.*	1,769	87,778
Cornerstone OnDemand, Inc.*	2,895	167,707
Coupa Software, Inc.*	3,176	402,113
Digimarc Corp. (x)*	558	24,770
Digital Turbine, Inc.*	3,996	19,980
DocuSign, Inc.*	7,929	394,151
Domo, Inc., Class B (x)*	893	24,397
Ebix, Inc. (x)	1,202	60,364
eGain Corp.*	1,051	8,555
Elastic NV (x)*	1,937	144,616
Envestnet, Inc.*	8,873	606,647
Everbridge, Inc.*	1,685	150,673
Fair Isaac Corp.*	3,575	1,122,621
FireEye, Inc. (x)*	10,346	153,224
Five9, Inc.*	3,039	155,870
ForeScout Technologies, Inc.*	2,097	71,004
Guidewire Software, Inc.*	22,731	2,304,469
HubSpot, Inc.*	6,987	1,191,423
Ideanomics, Inc.*	2,447	6,020
Instructure, Inc.*	1,738	73,865
Intelligent Systems Corp.*	352	10,134
j2 Global, Inc.	2,409	214,136
LivePerson, Inc.*	3,145	88,186
Majesco*	306	2,849
Manhattan Associates, Inc.*	3,340	231,562
MicroStrategy, Inc., Class A*	427	61,193
Mitek Systems, Inc.*	1,295	12,872
MobileIron, Inc.*	4,947	30,671
Model N, Inc.*	1,684	32,838
Monotype Imaging Holdings, Inc.	967	16,284
New Relic, Inc.*	7,864	680,315
Nutanix, Inc., Class A*	7,266	188,480
OneSpan, Inc.*	1,215	17,217
Pagerduty, Inc.*	524	24,654
Paycom Software, Inc.*	2,556	579,496
Paylocity Holding Corp.*	5,583	523,797
Pegasystems, Inc.	1,980	140,996
Pivotal Software, Inc., Class A*	29,538	311,921
Pluralsight, Inc., Class A*	12,921	391,765
Progress Software Corp.	2,296	100,151
Proofpoint, Inc.*	2,850	342,712
PROS Holdings, Inc.*	1,700	107,542
PTC, Inc.*	5,392	483,986
Q2 Holdings, Inc.*	6,371	486,490
QAD, Inc., Class A	299	12,023
Qualys, Inc.*	1,756	152,912
Rapid7, Inc.*	2,487	143,848
RealPage, Inc.*	4,122	242,580
Rimini Street, Inc.*	1,018	5,395
RingCentral, Inc., Class A*	3,635	417,734
SailPoint Technologies Holding, Inc.*	4,426	88,697
ServiceNow, Inc.*	4,211	1,156,214
SharpSpring, Inc.*	446	5,794
ShotSpotter, Inc. (x)*	415	18,343
Smartsheet, Inc., Class A*	11,259	544,936
SolarWinds Corp.*	684	12,545
Splunk, Inc.*	13,277	1,669,583
SPS Commerce, Inc.*	928	94,851
SVMK, Inc.*	4,333	71,538
Tableau Software, Inc., Class A*	7,280	1,208,626
Telaria, Inc.*	2,233	16,792
Telenav, Inc.*	893	7,144
Tenable Holdings, Inc.*	1,914	54,626
Teradata Corp.*	6,049	216,857
Trade Desk, Inc. (The), Class A (x)*	3,934	896,087
Tyler Technologies, Inc.*	1,958	422,967
Upland Software, Inc.*	1,162	52,906
Varonis Systems, Inc.*	1,532	94,892
Verint Systems, Inc.*	3,195	171,827
VirnetX Holding Corp. (x)*	3,131	19,443
Workday, Inc., Class A*	5,803	1,192,981
Workiva, Inc.*	1,812	105,259
Yext, Inc.*	4,800	96,432
Zendesk, Inc.*	24,531	2,183,995
Zix Corp.*	2,758	25,070
Zoom Video Communications, Inc., Class A (x)*	738	65,527
Zscaler, Inc. (x)*	9,589	734,901
Zuora, Inc., Class A*	4,400	67,408

		30,747,924

Technology Hardware, Storage & Peripherals (0.4%)
AstroNova, Inc.	356	9,199
Avid Technology, Inc.*	1,447	13,197
Cray, Inc.*	1,785	62,154
Diebold Nixdorf, Inc.*	2,049	18,769
Electronics For Imaging, Inc.*	1,435	52,966
NCR Corp.*	6,226	193,628
Pure Storage, Inc., Class A*	30,370	463,750
Sonim Technologies, Inc.*	186	2,368

		816,031

Total Information Technology		56,761,924

Materials (2.2%)
Chemicals (1.4%)
Advanced Emissions Solutions, Inc. (x)	790	9,986
Amyris, Inc. (x)*	273	972
Axalta Coating Systems Ltd.*	3,300	98,241
Balchem Corp.	1,662	166,150

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CF Industries Holdings, Inc.	1,134	$52,969
Chase Corp.	376	40,473
Element Solutions, Inc.*	4,510	46,633
Ferro Corp.*	3,432	54,226
FMC Corp.	5,150	427,193
GCP Applied Technologies, Inc.*	2,797	63,324
HB Fuller Co.	1,956	90,758
Ingevity Corp.*	6,732	708,004
Innospec, Inc.	1,082	98,722
Koppers Holdings, Inc.*	678	19,906
Kraton Corp.*	459	14,261
Marrone Bio Innovations, Inc. (x)*	2,276	3,414
NewMarket Corp.	327	131,107
OMNOVA Solutions, Inc.*	2,329	14,510
Orion Engineered Carbons SA	2,066	44,233
PolyOne Corp.	3,784	118,780
Quaker Chemical Corp.	677	137,350
RPM International, Inc.	1,120	68,443
Scotts Miracle-Gro Co. (The)	2,049	201,827
Sensient Technologies Corp.	1,153	84,722
Stepan Co.	115	10,570
Tronox Holdings plc, Class A	2,279	29,126
Valhi, Inc.	386	1,146
WR Grace & Co.	2,966	225,742

		2,962,788

Construction Materials (0.1%)
Eagle Materials, Inc.	1,957	181,414
Forterra, Inc.*	1,196	5,944
Summit Materials, Inc., Class A*	1,064	20,482
United States Lime & Minerals, Inc.	8	640
US Concrete, Inc. (x)*	823	40,895

		249,375

Containers & Packaging (0.5%)
AptarGroup, Inc.	1,312	163,134
Avery Dennison Corp.	4,088	472,900
Berry Global Group, Inc.*	2,626	138,101
Crown Holdings, Inc.*	3,898	238,168
Myers Industries, Inc.	1,829	35,245
Sealed Air Corp.	593	25,368
UFP Technologies, Inc.*	49	2,039

		1,074,955

Metals & Mining (0.2%)
AK Steel Holding Corp.*	7,057	16,725
Cleveland-Cliffs, Inc. (x)	2,127	22,695
Compass Minerals International, Inc.	1,761	96,767
Kaiser Aluminum Corp.	427	41,680
Materion Corp.	427	28,955
Mayville Engineering Co., Inc.*	323	4,458
Novagold Resources, Inc.*	8,363	49,425
Royal Gold, Inc.	1,076	110,279
Ryerson Holding Corp.*	722	6,014
Worthington Industries, Inc.	474	19,083

		396,081

Paper & Forest Products (0.0%)
Boise Cascade Co.	479	13,464
Louisiana-Pacific Corp.	890	23,336
Neenah, Inc.	716	48,366
Verso Corp., Class A*	95	1,810

		86,976

Total Materials		4,770,175

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Alexander’s, Inc. (REIT)	111	41,103
American Assets Trust, Inc. (REIT)	2,405	113,324
American Finance Trust, Inc. (REIT)	359	3,913
American Homes 4 Rent (REIT), Class A	5,712	138,859
Americold Realty Trust (REIT)	9,937	322,158
Armada Hoffler Properties, Inc. (REIT)	864	14,299
Bluerock Residential Growth REIT, Inc. (REIT)	1,099	12,913
CareTrust REIT, Inc. (REIT)	3,677	87,439
Clipper Realty, Inc. (REIT)	676	7,558
Colony Capital, Inc. (REIT)	1,204	6,020
Community Healthcare Trust, Inc. (REIT)	558	21,991
CoreSite Realty Corp. (REIT)	4,986	574,238
Easterly Government Properties, Inc. (REIT)	822	14,886
EastGroup Properties, Inc. (REIT)	1,872	217,115
Equity LifeStyle Properties, Inc. (REIT)	4,447	539,599
Essential Properties Realty Trust, Inc. (REIT)	257	5,150
First Industrial Realty Trust, Inc. (REIT)	1,323	48,607
Four Corners Property Trust, Inc. (REIT)	3,536	96,639
GEO Group, Inc. (The) (REIT)	6,140	129,001
Gladstone Commercial Corp. (REIT)	469	9,952
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	230	6,481
Innovative Industrial Properties, Inc. (REIT)	484	59,803
Iron Mountain, Inc. (REIT)	1,654	51,770
iStar, Inc. (REIT)	2,259	28,057
Lamar Advertising Co. (REIT), Class A	4,414	356,254
LTC Properties, Inc. (REIT)	1,003	45,797
Monmouth Real Estate Investment Corp. (REIT)	789	10,691
National Health Investors, Inc. (REIT)	940	73,348
National Storage Affiliates Trust (REIT)	2,943	85,170
New Senior Investment Group, Inc. (REIT)	1,884	12,660
NexPoint Residential Trust, Inc. (REIT)	968	40,075
Outfront Media, Inc. (REIT)	1,132	29,194

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pennsylvania REIT (REIT) (x)	1,851	$12,032
PS Business Parks, Inc. (REIT)	1,031	173,754
QTS Realty Trust, Inc. (REIT), Class A	2,826	130,505
Ryman Hospitality Properties, Inc. (REIT)	2,369	192,102
Saul Centers, Inc. (REIT)	558	31,321
Seritage Growth Properties (REIT), Class A	161	6,917
Sun Communities, Inc. (REIT)	1,053	134,984
Tanger Factory Outlet Centers, Inc. (REIT) (x)	4,715	76,430
Terreno Realty Corp. (REIT)	316	15,497
UMH Properties, Inc. (REIT) (x)	1,528	18,962
Uniti Group, Inc. (REIT)	9,549	90,716
Universal Health Realty Income Trust (REIT)	601	51,043

		4,138,327

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA*	33	649
Cushman & Wakefield plc*	4,970	88,864
eXp World Holdings, Inc.*	821	9,138
HFF, Inc., Class A	1,975	89,823
Howard Hughes Corp. (The)*	648	80,248
Kennedy-Wilson Holdings, Inc.	3,232	66,482
Marcus & Millichap, Inc.*	1,038	32,022
Maui Land & Pineapple Co., Inc.*	294	3,025
Newmark Group, Inc., Class A	6,602	59,286
Redfin Corp. (x)*	4,555	81,899
RMR Group, Inc. (The), Class A	377	17,712

		529,148

Total Real Estate		4,667,475

Utilities (0.4%)
Electric Utilities (0.1%)
El Paso Electric Co.	354	23,152
Genie Energy Ltd., Class B	296	3,152
MGE Energy, Inc.	656	47,940
Otter Tail Corp.	901	47,582
Spark Energy, Inc., Class A (x)	632	7,072

		128,898

Gas Utilities (0.1%)
Chesapeake Utilities Corp.	827	78,582
New Jersey Resources Corp.	294	14,632
Northwest Natural Holding Co.	222	15,429
South Jersey Industries, Inc.	667	22,498
Southwest Gas Holdings, Inc.	308	27,603

		158,744

Independent Power and Renewable Electricity Producers (0.0%)
Atlantic Power Corp.*	3,415	8,264
Ormat Technologies, Inc.	729	46,211
TerraForm Power, Inc., Class A	2,692	38,496

		92,971

Water Utilities (0.2%)
American States Water Co.	1,895	142,580
AquaVenture Holdings Ltd.*	101	2,017
California Water Service Group	2,340	118,474
Connecticut Water Service, Inc.	627	43,714
Global Water Resources, Inc.	526	5,491
Middlesex Water Co.	714	42,305
Pure Cycle Corp.*	875	9,275
SJW Group	885	53,782
York Water Co. (The)	610	21,789

		439,427

Total Utilities		820,040

Total Common Stocks (97.7%) (Cost $148,888,417)		211,627,484

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Schulman, Inc., CVR (r)*	1,228	482

Total Consumer Staples		482

Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR (r)*	29	—

Pharmaceuticals (0.0%)
Corium International, Inc., CVR (r)(x)*	15,966	2,155

Total Health Care		2,155

Total Rights (0.0%) (Cost $—)		2,637

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	1,864,834	1,865,581

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $300,065, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $306,000. (xx)	$300,000	300,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $43,587, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $44,449. (xx)	43,577	43,577

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $1,000,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $1,020,000. (xx)	$1,000,000	$1,000,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,579,795, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,611,392. (xx)	1,579,466	1,579,466
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $102,404. (xx)	100,000	100,000

Total Repurchase Agreements		3,023,043

Total Short-Term Investments (2.3%) (Cost $4,888,492)		4,888,624

Total Investments in Securities (100.0%) (Cost $153,776,909)		216,518,745
Other Assets Less Liabilities (0.0%)		6,426

Net Assets (100%)		$216,525,171

*	Non-income producing.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $14,547,104. This was collateralized by $12,169,089 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 2/15/49 and by cash of $3,023,043 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	5	9/2019	USD	391,775	4,829
S&P Midcap 400 E-Mini Index	3	9/2019	USD	585,000	6,008

					10,837

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,431,525	$—	$—	$6,431,525
Consumer Discretionary	32,479,891	4,922	—	32,484,813
Consumer Staples	5,161,838	—	—	5,161,838
Energy	2,342,937	—	—	2,342,937
Financials	11,127,816	—	—	11,127,816
Health Care	50,687,758	391,269	—	51,079,027
Industrials	35,979,914	—	—	35,979,914
Information Technology	56,761,924	—	—	56,761,924
Materials	4,770,175	—	—	4,770,175
Real Estate	4,667,475	—	—	4,667,475
Utilities	820,040	—	—	820,040
Futures	10,837	—	—	10,837
Rights
Consumer Staples	—	—	482	482
Health Care	—	—	2,155	2,155
Short-Term Investments
Investment Company	1,865,581	—	—	1,865,581
Repurchase Agreements	—	3,023,043	—	3,023,043

Total Assets	$213,107,711	$3,419,234	$2,637	$216,529,582

Total Liabilities	$—	$—	$—	$—

Total	$213,107,711	$3,419,234	$2,637	$216,529,582

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets - Unrealized appreciation	$10,837	*

Total		$10,837

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1544

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$173,036	$173,036

Total	$173,036	$173,036

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$64,462	$64,462

Total	$64,462	$64,462

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $863,000 during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$56,093,005
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$69,947,720

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,416,051
Aggregate gross unrealized depreciation	(8,864,888)

Net unrealized appreciation	$62,551,163

Federal income tax cost of investments in securities and derivative instruments, if applicable	$153,978,419

For the six months ended June 30, 2019, the Portfolio incurred approximately $40 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $150,753,866)	$213,495,702
Repurchase Agreements (Cost $3,023,043)	3,023,043
Cash	2,932,855
Foreign cash (Cost $20,660)	21,043
Cash held as collateral at broker for futures	32,300
Receivable for securities sold	24,685,528
Dividends, interest and other receivables	68,088
Receivable for Portfolio shares sold	65,194
Due from broker for futures variation margin	7,914
Securities lending income receivable	7,466
Other assets	2,308

Total assets	244,341,441

LIABILITIES
Payable for securities purchased	24,399,932
Payable for return of collateral on securities loaned	3,023,043
Payable for Portfolio shares redeemed	108,599
Investment management fees payable	103,063
Distribution fees payable – Class IB	27,304
Administrative fees payable	21,187
Trustees’ fees payable	3,430
Distribution fees payable – Class IA	2,729
Accrued expenses	126,983

Total liabilities	27,816,270

NET ASSETS	$216,525,171

Net assets were comprised of:
Paid in capital	$142,576,384
Total distributable earnings (loss)	73,948,787

Net assets	$216,525,171

Class IA
Net asset value, offering and redemption price per share, $13,623,624 / 1,271,356 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.72

Class IB
Net asset value, offering and redemption price per share, $136,297,722 / 13,589,756 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.03

Class K
Net asset value, offering and redemption price per share, $66,603,825 / 6,059,257 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.99

(x)	Includes value of securities on loan of $14,547,104.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$610,284
Interest	32,813
Securities lending (net)	65,924

Total income	709,021

EXPENSES
Investment management fees	824,366
Distribution fees – Class IB	163,148
Administrative fees	127,407
Custodian fees	106,100
Professional fees	25,762
Distribution fees – Class IA	16,167
Printing and mailing expenses	15,615
Trustees’ fees	3,144
Miscellaneous	1,611

Gross expenses	1,283,320
Less: Waiver from investment manager	(226,814)

Net expenses	1,056,506

NET INVESTMENT INCOME (LOSS)	(347,485)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	11,263,856
Futures contracts	173,036
Foreign currency transactions	(148)

Net realized gain (loss)	11,436,744

Change in unrealized appreciation (depreciation) on:
Investments in securities	35,173,769
Futures contracts	64,462
Foreign currency translations	621

Net change in unrealized appreciation (depreciation)	35,238,852

NET REALIZED AND UNREALIZED GAIN (LOSS)	46,675,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,328,111

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(347,485)	$(586,478)
Net realized gain (loss)	11,436,744	25,711,721
Net change in unrealized appreciation (depreciation)	35,238,852	(36,233,612)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	46,328,111	(11,108,369)

Distributions to shareholders:
Class IA	—	(1,631,423)
Class IB	—	(18,556,892)
Class K	—	(7,024,764)

Total distributions to shareholders	—	(27,213,079)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 11,636 and 24,456 shares, respectively ]	114,763	271,688
Capital shares issued in reinvestment of distributions [ 0 and 176,925 shares, respectively ]	—	1,631,423
Capital shares repurchased [ (52,614) and (106,339) shares, respectively ]	(531,191)	(1,179,661)

Total Class IA transactions	(416,428)	723,450

Class IB
Capital shares sold [ 685,051 and 2,150,890 shares, respectively ]	6,474,877	22,915,372
Capital shares issued in reinvestment of distributions [ 0 and 2,149,151 shares, respectively ]	—	18,556,892
Capital shares repurchased [ (2,060,927) and (2,006,238) shares, respectively ]	(18,767,081)	(20,881,812)

Total Class IB transactions	(12,292,204)	20,590,452

Class K
Capital shares sold [ 37,407 and 986,854 shares, respectively ]	386,573	9,773,428
Capital shares issued in reinvestment of distributions [ 0 and 745,825 shares, respectively ]	—	7,024,764
Capital shares repurchased [ (120,422) and (303,174) shares, respectively ]	(1,253,164)	(3,500,452)

Total Class K transactions	(866,591)	13,297,740

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,575,223)	34,611,642

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,752,888	(3,709,806)
NET ASSETS:
Beginning of period	183,772,283	187,482,089

End of period	$216,525,171	$183,772,283

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016	2015	2014
Net asset value, beginning of period	$8.50	$10.42	$8.88		$8.50	$9.47	$10.08

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.04)	(0.03)		(0.01)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	2.24	(0.46)	2.38		0.60	(0.11)	0.54

Total from investment operations	2.22	(0.50)	2.35		0.59	(0.16)	0.48

Less distributions:
Distributions from net realized gains	—	(1.42)	(0.81)		(0.21)	(0.81)	(1.09)

Net asset value, end of period	$10.72	$8.50	$10.42		$8.88	$8.50	$9.47

Total return (b)	26.12%	(5.78)%	26.69	%(aa)	6.78%	(1.58)%	4.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,624	$11,159	$12,688		$12,253	$12,799	$14,497
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.10%	1.10%		1.13%	1.15%	1.23%
Before waivers and reimbursements (a)(f)	1.32%	1.31%	1.31%		1.36%	1.31%	1.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.41)%	(0.35)%	(0.26)%		(0.14)%	(0.52)%	(0.62)%
Before waivers and reimbursements (a)(f)	(0.63)%	(0.57)%	(0.47)%		(0.36)%	(0.68)%	(0.76)%
Portfolio turnover rate (z)^	28%	55%	41%		49%	44%	59%

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016	2015	2014
Net asset value, beginning of period	$7.96	$9.85	$8.43		$8.08	$9.04	$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.04)	(0.02)		(0.01)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	2.09	(0.43)	2.25		0.57	(0.10)	0.52

Total from investment operations	2.07	(0.47)	2.23		0.56	(0.15)	0.46

Less distributions:
Distributions from net realized gains	—	(1.42)	(0.81)		(0.21)	(0.81)	(1.09)

Net asset value, end of period	$10.03	$7.96	$9.85		$8.43	$8.08	$9.04

Total return (b)	26.01%	(5.80)%	26.69	%(aa)	6.76%	(1.53)%	4.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$136,298	$119,104	$124,755		$110,295	$114,846	$119,389
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.10%	1.10%		1.13%	1.15%	1.23%
Before waivers and reimbursements (a)(f)	1.32%	1.31%	1.31%		1.36%	1.31%	1.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.41)%	(0.35)%	(0.26)%		(0.14)%	(0.52)%	(0.62)%
Before waivers and reimbursements (a)(f)	(0.63)%	(0.56)%	(0.47)%		(0.36)%	(0.68)%	(0.76)%
Portfolio turnover rate (z)^	28%	55%	41%		49%	44%	59%

See Notes to Financial Statements.

1548

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017		2016	2015	2014
Net asset value, beginning of period	$8.71	$10.62	$9.02		$8.63	$9.57	$10.16

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.01)	—	#	0.01	(0.03)	(0.04)
Net realized and unrealized gain (loss)	2.29	(0.48)	2.41		0.59	(0.10)	0.54

Total from investment operations	2.28	(0.49)	2.41		0.60	(0.13)	0.50

Less distributions:
Distributions from net realized gains	—	(1.42)	(0.81)		(0.21)	(0.81)	(1.09)

Net asset value, end of period	$10.99	$8.71	$10.62		$9.02	$8.63	$9.57

Total return (b)	26.18%	(5.57)%	26.95	%(aa)	7.07%	(1.24)%	5.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$66,604	$53,509	$50,040		$45,875	$37,231	$41,750
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.85%	0.85%		0.88%	0.90%	0.98%
Before waivers and reimbursements (a)(f)	1.07%	1.06%	1.06%		1.11%	1.06%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.16)%	(0.10)%	(0.01)%		0.11%	(0.27)%	(0.37)%
Before waivers and reimbursements (a)(f)	(0.38)%	(0.31)%	(0.22)%		(0.11)%	(0.43)%	(0.50)%
Portfolio turnover rate (z)^	28%	55%	41%		49%	44%	59%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been 25.96% for Class IA, 25.92% for Class IB and 26.23% for Class K.

See Notes to Financial Statements.

1549

MULTIMANAGER MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2019	% of Net Assets
Financials	23.4%
Industrials	15.4
Real Estate	10.7
Consumer Discretionary	10.2
Information Technology	7.5
Utilities	6.2
Health Care	6.2
Consumer Staples	5.3
Materials	5.2
Energy	4.8
Communication Services	2.4
Exchange Traded Fund	0.8
Repurchase Agreements	0.5
Investment Company	0.0 #
Cash and Other	1.4

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,158.21	$5.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,158.02	5.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,159.70	4.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1550

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.1%)
ATN International, Inc.	336	$19,397
Bandwidth, Inc., Class A*	89	6,677
Cincinnati Bell, Inc.*	1,321	6,539
Consolidated Communications Holdings, Inc. (x)	2,001	9,865
Frontier Communications Corp. (x)*	3,489	6,106
Intelsat SA (x)*	2,113	41,098
Iridium Communications, Inc.*	3,131	72,827
ORBCOMM, Inc.*	512	3,712
Pareteum Corp.*	1,962	5,121
Vonage Holdings Corp.*	2,335	26,455

		197,797

Entertainment (1.0%)
AMC Entertainment Holdings, Inc., Class A (x)	1,656	15,450
Cinemark Holdings, Inc.	3,387	122,271
Eros International plc*	716	967
Liberty Media Corp.-Liberty Formula One, Class A*	778	27,899
Liberty Media Corp.-Liberty Formula One, Class C*	31,453	1,176,657
Lions Gate Entertainment Corp., Class A (x)	1,588	19,453
Lions Gate Entertainment Corp., Class B	3,223	37,419
Madison Square Garden Co. (The), Class A*	532	148,928
Marcus Corp. (The)	697	22,973
Reading International, Inc., Class A*	448	5,815
Rosetta Stone, Inc.*	493	11,280
Zynga, Inc., Class A*	20,999	128,724

		1,717,836

Interactive Media & Services (0.2%)
Cars.com, Inc.*	1,845	36,383
DHI Group, Inc.*	1,648	5,883
Meet Group, Inc. (The)(x)*	924	3,216
TripAdvisor, Inc.*	327	15,137
TrueCar, Inc.*	541	2,954
Zillow Group, Inc., Class A*	1,790	81,910
Zillow Group, Inc., Class C*	3,891	180,504

		325,987

Media (1.0%)
Boston Omaha Corp., Class A (x)*	97	2,245
cbdMD, Inc.*	329	1,941
Clear Channel Outdoor Holdings, Inc.*	842	3,974
comScore, Inc.*	1,593	8,220
Cumulus Media, Inc., Class A*	454	8,422
Daily Journal Corp. (x)*	31	7,378
Emerald Expositions Events, Inc.	698	7,783
Entercom Communications Corp., Class A (x)	3,956	22,945
Entravision Communications Corp., Class A	1,225	3,822
EW Scripps Co. (The), Class A	1,747	26,712
Fluent, Inc.*	146	785
Gannett Co., Inc.	3,378	27,564
GCI Liberty, Inc., Class A*	3,108	191,018
Gray Television, Inc.*	1,720	28,191
Hemisphere Media Group, Inc.*	78	1,008
Interpublic Group of Cos., Inc. (The)	11,051	249,642
John Wiley & Sons, Inc., Class A	1,405	64,433
Lee Enterprises, Inc.*	1,755	3,931
Liberty Latin America Ltd., Class A*	1,397	24,070
Liberty Latin America Ltd., Class C*	3,600	61,884
Marchex, Inc., Class B*	1,188	5,584
MSG Networks, Inc., Class A*	1,847	38,307
National CineMedia, Inc.	1,804	11,834
New Media Investment Group, Inc.	1,924	18,163
New York Times Co. (The), Class A	4,154	135,503
News Corp., Class A	12,153	163,944
News Corp., Class B	3,860	53,886
Nexstar Media Group, Inc., Class A	320	32,320
Saga Communications, Inc., Class A	121	3,780
Scholastic Corp.	906	30,115
Sinclair Broadcast Group, Inc., Class A	116	6,221
TEGNA, Inc.	24,065	364,585
Tribune Media Co., Class A	2,777	128,353
Tribune Publishing Co.	577	4,599
WideOpenWest, Inc.*	821	5,960

		1,749,122

Wireless Telecommunication Services (0.1%)
Spok Holdings, Inc.	561	8,437
Telephone & Data Systems, Inc.	3,177	96,581
United States Cellular Corp.*	461	20,593

		125,611

Total Communication Services		4,116,353

Consumer Discretionary (10.2%)
Auto Components (1.6%)
Adient plc	2,763	67,058
American Axle & Manufacturing Holdings, Inc.*	3,551	45,311
Aptiv plc	1,300	105,079
BorgWarner, Inc.	45,918	1,927,638
Cooper Tire & Rubber Co.	1,593	50,259
Cooper-Standard Holdings, Inc.*	556	25,476
Dana, Inc.	4,563	90,986
Gentex Corp.	8,080	198,849
Goodyear Tire & Rubber Co. (The)	7,372	112,791
Modine Manufacturing Co.*	1,587	22,710
Motorcar Parts of America, Inc. (x)*	597	12,782
Standard Motor Products, Inc.	532	24,121
Stoneridge, Inc.*	783	24,704

See Notes to Financial Statements.

1551

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tenneco, Inc., Class A	1,629	$18,065
Tower International, Inc.	592	11,544
Visteon Corp.*	890	52,136

		2,789,509

Automobiles (0.6%)
Harley-Davidson, Inc.	5,009	179,473
Honda Motor Co. Ltd. (ADR)(x)	16,386	423,414
Thor Industries, Inc.	6,641	388,166
Winnebago Industries, Inc.	294	11,363

		1,002,416

Distributors (0.2%)
Genuine Parts Co.	3,189	330,317
IAA, Inc.*	293	11,363
Weyco Group, Inc.	157	4,193

		345,873

Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.*	1,784	80,369
American Public Education, Inc.*	470	13,903
Carriage Services, Inc.	550	10,456
frontdoor, Inc.*	2,683	116,845
Graham Holdings Co., Class B	133	91,774
Grand Canyon Education, Inc.*	1,359	159,030
H&R Block, Inc.	5,459	159,949
Houghton Mifflin Harcourt Co.*	3,296	18,985
K12, Inc.*	1,125	34,211
Laureate Education, Inc., Class A*	3,016	47,381
OneSpaWorld Holdings Ltd.*	1,454	22,537
Regis Corp.*	864	14,342
Select Interior Concepts, Inc., Class A*	499	5,813
Service Corp. International	3,579	167,426
ServiceMaster Global Holdings, Inc.*	3,626	188,878
Weight Watchers International, Inc. (x)*	1,472	28,115

		1,160,014

Hotels, Restaurants & Leisure (2.4%)
Aramark	7,738	279,032
BBX Capital Corp.	2,060	10,115
Biglari Holdings, Inc., Class B*	9	935
Boyd Gaming Corp.	213	5,738
Brinker International, Inc. (x)	282	11,097
Caesars Entertainment Corp.*	18,016	212,949
Carnival Corp.	8,327	387,622
Carrols Restaurant Group, Inc.*	1,083	9,779
Century Casinos, Inc.*	886	8,594
Choice Hotels International, Inc.	592	51,510
Chuy’s Holdings, Inc.*	417	9,558
Del Frisco’s Restaurant Group, Inc. (x)*	917	7,299
Del Taco Restaurants, Inc.*	936	11,999
Denny’s Corp.*	486	9,978
Dine Brands Global, Inc. (x)	216	20,621
Drive Shack, Inc.*	104	488
Dunkin’ Brands Group, Inc.	173	13,781
El Pollo Loco Holdings, Inc. (x)*	604	6,439
Empire Resorts, Inc.*	45	432
Extended Stay America, Inc.	5,955	100,580
Fiesta Restaurant Group, Inc.*	770	10,118
Golden Entertainment, Inc.*	305	4,270
Habit Restaurants, Inc. (The), Class A*	479	5,025
Hilton Grand Vacations, Inc.*	2,471	78,627
Hyatt Hotels Corp., Class A	1,193	90,823
International Game Technology plc (x)	3,134	40,648
International Speedway Corp., Class A	746	33,488
J Alexander’s Holdings, Inc.*	431	4,840
Jack in the Box, Inc.	690	56,159
Marriott Vacations Worldwide Corp.	1,142	110,089
Monarch Casino & Resort, Inc.*	43	1,838
Nathan’s Famous, Inc.	61	4,765
Papa John’s International, Inc. (x)	84	3,756
Penn National Gaming, Inc.*	3,115	59,995
Potbelly Corp.*	746	3,797
RCI Hospitality Holdings, Inc.	308	5,393
Red Lion Hotels Corp.*	623	4,430
Red Robin Gourmet Burgers, Inc. (x)*	396	12,106
Red Rock Resorts, Inc., Class A	50,573	1,086,308
Six Flags Entertainment Corp.	2,287	113,618
Sodexo SA	3,362	392,997
Speedway Motorsports, Inc.	323	5,992
Vail Resorts, Inc.	2,284	509,743
Wingstop, Inc.	57	5,401
Wyndham Destinations, Inc.	2,929	128,583
Wyndham Hotels & Resorts, Inc.	2,134	118,949

		4,050,304

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	237	3,614
Beazer Homes USA, Inc.*	893	8,582
Century Communities, Inc.*	490	13,024
Ethan Allen Interiors, Inc.	761	16,027
Flexsteel Industries, Inc.	172	2,934
GoPro, Inc., Class A*	346	1,889
Green Brick Partners, Inc.*	668	5,551
Hooker Furniture Corp.	359	7,402
KB Home	2,143	55,139
La-Z-Boy, Inc.	827	25,356
Leggett & Platt, Inc.	4,151	159,274
Lifetime Brands, Inc.	371	3,510
M.D.C. Holdings, Inc.	1,573	51,563
M/I Homes, Inc.*	850	24,259
Meritage Homes Corp.*	1,147	58,887
Newell Brands, Inc.	12,011	185,210
NVR, Inc.*	345	1,162,736
PulteGroup, Inc.	22,644	716,003
Taylor Morrison Home Corp., Class A*	2,928	61,371
Toll Brothers, Inc.	4,264	156,148
TRI Pointe Group, Inc.*	4,478	53,602
Tupperware Brands Corp.	1,553	29,554
Universal Electronics, Inc.*	45	1,846
William Lyon Homes, Class A*	937	17,081
ZAGG, Inc.*	883	6,146

		2,826,708

See Notes to Financial Statements.

1552

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (0.2%)
Gaia, Inc.*	385	$2,918
Lands’ End, Inc. (x)*	337	4,118
Leaf Group Ltd.*	97	719
Liberty Expedia Holdings, Inc., Class A*	1,619	77,372
Liquidity Services, Inc.*	842	5,128
Overstock.com, Inc.*	728	9,901
PetMed Express, Inc.	474	7,428
Quotient Technology, Inc.*	2,283	24,519
Qurate Retail, Inc., Class A*	12,496	154,825
Rubicon Project, Inc. (The)*	534	3,396
Stamps.com, Inc.*	531	24,038
Stitch Fix, Inc., Class A*	146	4,671
Waitr Holdings, Inc.*	1,382	8,693

		327,726

Leisure Products (0.2%)
Acushnet Holdings Corp.	1,122	29,464
American Outdoor Brands Corp.*	1,663	14,984
Brunswick Corp.	2,718	124,729
Callaway Golf Co.	2,954	50,691
Clarus Corp.	295	4,260
Escalade, Inc.	341	3,911
Johnson Outdoors, Inc., Class A	64	4,772
Mattel, Inc. (x)*	3,395	38,058
Polaris Industries, Inc.	191	17,425
Sturm Ruger & Co., Inc.	54	2,942
Vista Outdoor, Inc.*	1,846	16,392

		307,628

Multiline Retail (0.5%)
Big Lots, Inc.	1,264	36,163
Dillard’s, Inc., Class A (x)	341	21,238
JC Penney Co., Inc. (x)*	9,320	10,625
Kohl’s Corp.	5,150	244,883
Macy’s, Inc.	9,781	209,900
Target Corp.	3,212	278,191

		801,000

Specialty Retail (1.2%)
Aaron’s, Inc.	244	14,984
Abercrombie & Fitch Co., Class A	2,106	33,780
Advance Auto Parts, Inc.	3,357	517,448
American Eagle Outfitters, Inc.	462	7,808
Ascena Retail Group, Inc.*	3,665	2,236
At Home Group, Inc.*	1,432	9,537
AutoNation, Inc.*	1,705	71,508
Barnes & Noble Education, Inc.*	1,289	4,331
Barnes & Noble, Inc.	1,822	12,189
Bed Bath & Beyond, Inc. (x)	3,997	46,445
Buckle, Inc. (The)(x)	933	16,150
Caleres, Inc.	1,307	26,035
Cato Corp. (The), Class A	611	7,527
Chico’s FAS, Inc.	3,799	12,803
Citi Trends, Inc.	299	4,371
Conn’s, Inc.*	646	11,512
Container Store Group, Inc. (The)*	494	3,616
Designer Brands, Inc., Class A	1,345	25,784
Dick’s Sporting Goods, Inc.	2,166	75,009
Express, Inc.*	1,953	5,332
Foot Locker, Inc.	3,531	148,019
GameStop Corp., Class A (x)	3,139	17,170
Genesco, Inc.*	566	23,936
GNC Holdings, Inc., Class A (x)*	2,644	3,966
Group 1 Automotive, Inc.	560	45,858
Guess?, Inc.	1,828	29,522
Haverty Furniture Cos., Inc.	528	8,992
Hibbett Sports, Inc.*	553	10,065
Hudson Ltd., Class A*	1,201	16,562
J. Jill, Inc. (x)	568	1,130
L Brands, Inc.	6,079	158,662
Lithia Motors, Inc., Class A	270	32,071
Lumber Liquidators Holdings, Inc. (x)*	764	8,824
MarineMax, Inc.*	683	11,228
Michaels Cos., Inc. (The)*	2,658	23,125
Murphy USA, Inc.*	793	66,636
Office Depot, Inc.	17,277	35,591
Party City Holdco, Inc. (x)*	1,653	12,116
Penske Automotive Group, Inc.	1,110	52,503
RH*	410	47,396
RTW RetailWinds, Inc.*	436	741
Sally Beauty Holdings, Inc.*	3,811	50,839
Shoe Carnival, Inc. (x)	281	7,756
Signet Jewelers Ltd.	1,651	29,520
Sleep Number Corp.*	76	3,070
Sonic Automotive, Inc., Class A	764	17,839
Sportsman’s Warehouse Holdings, Inc.*	1,446	5,466
Tile Shop Holdings, Inc. (x)	1,333	5,332
Tilly’s, Inc., Class A	636	4,853
Urban Outfitters, Inc.*	2,321	52,803
Williams-Sonoma, Inc. (x)	2,018	131,170
Winmark Corp.	50	8,657
Zumiez, Inc.*	636	16,600

		1,996,423

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	2,637	91,451
Carter’s, Inc.	5,421	528,764
Columbia Sportswear Co.	327	32,752
Culp, Inc.	282	5,358
Delta Apparel, Inc.*	213	4,937
Fossil Group, Inc. (x)*	1,489	17,123
G-III Apparel Group Ltd.*	1,434	42,188
Hanesbrands, Inc.	30,107	518,443
Kontoor Brands, Inc.*	1,075	30,121
Movado Group, Inc.	460	12,420
Oxford Industries, Inc.	327	24,787
Ralph Lauren Corp.	1,647	187,083
Rocky Brands, Inc.	170	4,638
Skechers U.S.A., Inc., Class A*	2,646	83,323
Superior Group of Cos., Inc.	281	4,813
Unifi, Inc.*	478	8,685
Vera Bradley, Inc.*	592	7,104
Vince Holding Corp.*	129	1,800
Wolverine World Wide, Inc.	1,427	39,300

		1,645,090

Total Consumer Discretionary		17,252,691

See Notes to Financial Statements.

1553

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (5.3%)
Beverages (0.3%)
Craft Brew Alliance, Inc.*	365	$5,106
Molson Coors Brewing Co., Class B	9,762	546,672

		551,778

Food & Staples Retailing (0.9%)
Andersons, Inc. (The)	949	25,851
BJ’s Wholesale Club Holdings, Inc.*	2,344	61,882
Casey’s General Stores, Inc.	865	134,931
Ingles Markets, Inc., Class A	448	13,946
Koninklijke Ahold Delhaize NV	18,267	410,817
Natural Grocers by Vitamin Cottage, Inc.*	156	1,568
PriceSmart, Inc.	655	33,484
Rite Aid Corp. (x)*	1,589	12,728
SpartanNash Co.	1,081	12,615
Sprouts Farmers Market, Inc.*	1,983	37,459
Sysco Corp.	5,651	399,639
United Natural Foods, Inc.*	1,563	14,020
US Foods Holding Corp.*	6,902	246,815
Village Super Market, Inc., Class A	249	6,601
Weis Markets, Inc.	284	10,340

		1,422,696

Food Products (3.5%)
Alico, Inc.	102	3,095
B&G Foods, Inc. (x)	19,018	395,574
Beyond Meat, Inc.*	308	49,489
Bunge Ltd.	4,352	242,450
Cal-Maine Foods, Inc.	12,197	508,859
Conagra Brands, Inc.	14,152	375,311
Darling Ingredients, Inc.*	5,181	103,050
Dean Foods Co. (x)	1,529	1,413
Farmer Brothers Co.*	278	4,551
Flowers Foods, Inc.	36,368	846,283
Fresh Del Monte Produce, Inc.	991	26,707
Hain Celestial Group, Inc. (The)*	2,895	63,401
Hostess Brands, Inc.*	3,176	45,861
Ingredion, Inc.	2,115	174,466
JM Smucker Co. (The)	2,000	230,380
Kellogg Co.	3,800	203,566
Lamb Weston Holdings, Inc.	3,424	216,945
Lancaster Colony Corp.	165	24,519
Landec Corp.*	679	6,362
Limoneira Co.	335	6,680
Mondelez International, Inc., Class A	5,104	275,106
Orkla ASA	66,858	593,147
Pilgrim’s Pride Corp.*	1,103	28,005
Post Holdings, Inc.*	13,192	1,371,572
Sanderson Farms, Inc.	103	14,066
Seaboard Corp.	8	33,094
Seneca Foods Corp., Class A*	193	5,371
Simply Good Foods Co. (The)*	2,181	52,519
Tootsie Roll Industries, Inc. (x)	72	2,659
TreeHouse Foods, Inc.*	1,465	79,257

		5,983,758

Household Products (0.4%)
Central Garden & Pet Co. (x)*	345	9,298
Central Garden & Pet Co., Class A*	1,330	32,771
Energizer Holdings, Inc. (x)	2,022	78,130
Kimberly-Clark Corp.	3,039	405,038
Oil-Dri Corp. of America	122	4,153
Spectrum Brands Holdings, Inc.	1,116	60,007

		589,397

Personal Products (0.2%)
Edgewell Personal Care Co.*	1,714	46,192
elf Beauty, Inc.*	715	10,081
Herbalife Nutrition Ltd.*	2,743	117,291
Nature’s Sunshine Products, Inc.*	146	1,356
Nu Skin Enterprises, Inc., Class A	1,743	85,965
Revlon, Inc., Class A (x)*	41	793

		261,678

Tobacco (0.0%)
Pyxus International, Inc. (x)*	286	4,347
Universal Corp.	777	47,219
Vector Group Ltd. (x)	235	2,291

		53,857

Total Consumer Staples		8,863,164

Energy (4.8%)
Energy Equipment & Services (1.0%)
Apergy Corp.*	2,448	82,106
Archrock, Inc.	4,091	43,365
Baker Hughes a GE Co.	16,600	408,858
C&J Energy Services, Inc.*	2,102	24,762
Covia Holdings Corp.*	1,422	2,787
Diamond Offshore Drilling, Inc. (x)*	2,031	18,015
Dril-Quip, Inc.*	1,142	54,816
Era Group, Inc.*	515	4,295
Exterran Corp.*	1,011	14,376
Forum Energy Technologies, Inc.*	2,219	7,589
Frank’s International NV*	3,375	18,428
FTS International, Inc.*	560	3,125
Geospace Technologies Corp.*	430	6,497
Halliburton Co.	2,708	61,580
Helix Energy Solutions Group, Inc.*	4,502	38,852
Helmerich & Payne, Inc.	3,370	170,589
Independence Contract Drilling, Inc.*	833	1,316
Keane Group, Inc.*	1,692	11,370
KLX Energy Services Holdings, Inc.*	612	12,503
Liberty Oilfield Services, Inc., Class A	995	16,099
Mammoth Energy Services, Inc.	424	2,917
Matrix Service Co.*	849	17,201
McDermott International, Inc.*	5,710	55,159
Nabors Industries Ltd.	11,201	32,483
National Energy Services Reunited Corp.*	793	6,899
National Oilwell Varco, Inc.	3,340	74,248
Natural Gas Services Group, Inc.*	317	5,231

See Notes to Financial Statements.

1554

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NCS Multistage Holdings, Inc.*	341	$1,211
Newpark Resources, Inc.*	2,855	21,184
Nine Energy Service, Inc. (x)*	524	9,081
Noble Corp. plc*	7,484	13,995
Oceaneering International, Inc.*	3,114	63,494
Oil States International, Inc.*	1,906	34,880
Pacific Drilling SA*	945	11,907
Parker Drilling Co.*	307	6,226
Patterson-UTI Energy, Inc.	6,510	74,930
ProPetro Holding Corp.*	1,079	22,335
RigNet, Inc.*	67	675
RPC, Inc. (x)	1,847	13,317
SEACOR Holdings, Inc.*	549	26,083
SEACOR Marine Holdings, Inc.*	584	8,737
Seadrill Ltd.*	1,876	7,804
Select Energy Services, Inc., Class A*	1,874	21,757
Smart Sand, Inc. (x)*	762	1,859
Superior Energy Services, Inc.*	4,090	5,317
TETRA Technologies, Inc.*	3,968	6,468
Tidewater, Inc.*	1,202	28,223
Transocean Ltd.*	18,167	116,451
US Silica Holdings, Inc. (x)	2,336	29,877

		1,721,277

Oil, Gas & Consumable Fuels (3.8%)
Abraxas Petroleum Corp.*	5,296	5,455
Antero Midstream Corp.	7,146	81,893
Antero Resources Corp.*	8,409	46,502
Arch Coal, Inc., Class A (x)	528	49,743
Ardmore Shipping Corp.*	850	6,928
Berry Petroleum Corp.	2,004	21,242
Bonanza Creek Energy, Inc.*	583	12,173
Brigham Minerals, Inc., Class A*	160	3,434
California Resources Corp. (x)*	1,478	29,087
Callon Petroleum Co.*	7,256	47,817
Carrizo Oil & Gas, Inc.*	2,804	28,096
Centennial Resource Development, Inc., Class A*	5,827	44,227
Chaparral Energy, Inc., Class A*	1,013	4,771
Chesapeake Energy Corp. (x)*	41,192	80,324
Cimarex Energy Co.	24,685	1,464,561
Clean Energy Fuels Corp.*	3,799	10,143
CNX Resources Corp.*	6,126	44,781
Comstock Resources, Inc.*	504	2,807
CONSOL Energy, Inc.*	870	23,151
Contura Energy, Inc.*	598	31,036
CVR Energy, Inc.	551	27,544
Delek US Holdings, Inc.	2,411	97,694
Denbury Resources, Inc. (x)*	14,529	18,016
Devon Energy Corp.	9,808	279,724
DHT Holdings, Inc.	2,859	16,897
Diamond S Shipping, Inc.*	727	9,284
Dorian LPG Ltd.*	725	6,540
Earthstone Energy, Inc., Class A (x)*	413	2,528
Energy Fuels, Inc. (x)*	2,486	7,781
EQT Corp.	22,337	353,148
Equitrans Midstream Corp.	17,004	335,149
Extraction Oil & Gas, Inc. (x)*	3,212	13,908
Falcon Minerals Corp.	1,016	8,534
GasLog Ltd.	460	6,624
Golar LNG Ltd. (x)	2,764	51,079
Goodrich Petroleum Corp.*	121	1,572
Green Plains, Inc.	1,249	13,464
Gulfport Energy Corp. (x)*	5,104	25,061
Hallador Energy Co.	580	3,265
HighPoint Resources Corp. (x)*	3,016	5,489
HollyFrontier Corp.	5,004	231,585
Imperial Oil Ltd.	7,531	208,525
International Seaways, Inc.*	758	14,402
Isramco, Inc.*	3	356
Jagged Peak Energy, Inc.*	811	6,707
Kosmos Energy Ltd.	11,477	71,961
Laredo Petroleum, Inc.*	5,761	16,707
Magnolia Oil & Gas Corp., Class A*	3,175	36,767
Matador Resources Co.*	3,148	62,582
Midstates Petroleum Co., Inc. (x)*	267	1,573
Montage Resources Corp.*	712	4,343
Murphy Oil Corp.	5,228	128,870
NACCO Industries, Inc., Class A	100	5,194
Noble Energy, Inc.	15,996	358,310
Nordic American Tankers Ltd. (x)	4,291	10,041
Northern Oil and Gas, Inc. (x)*	8,844	17,069
Oasis Petroleum, Inc.*	10,071	57,203
Overseas Shipholding Group, Inc., Class A*	1,743	3,277
Panhandle Oil and Gas, Inc., Class A	519	6,768
Par Pacific Holdings, Inc.*	1,102	22,613
Parsley Energy, Inc., Class A*	3,642	69,234
PBF Energy, Inc., Class A	3,783	118,408
PDC Energy, Inc. (x)*	2,098	75,654
Peabody Energy Corp.	2,227	53,671
Penn Virginia Corp.*	428	13,131
QEP Resources, Inc.*	7,577	54,782
Range Resources Corp. (x)	6,615	46,173
Renewable Energy Group, Inc. (x)*	1,084	17,192
REX American Resources Corp.*	176	12,830
Ring Energy, Inc.*	1,220	3,965
Roan Resources, Inc.*	1,223	2,128
SandRidge Energy, Inc.*	1,021	7,065
Scorpio Tankers, Inc.	1,374	40,560
SemGroup Corp., Class A	2,533	30,396
Ship Finance International Ltd. (x)	2,589	32,388
SilverBow Resources, Inc.*	136	1,884
SM Energy Co.	3,556	44,521
Southwestern Energy Co.*	17,126	54,118
SRC Energy, Inc.*	7,675	38,068
Talos Energy, Inc.*	630	15,152
Targa Resources Corp.	7,242	284,321
Teekay Corp.	1,875	6,450
Teekay Tankers Ltd., Class A*	4,962	6,351
Unit Corp.*	1,710	15,202
W&T Offshore, Inc.*	2,919	14,478
Whiting Petroleum Corp. (x)*	2,883	53,854
World Fuel Services Corp.	2,086	75,013
WPX Energy, Inc.*	48,399	557,073

		6,330,387

Total Energy		8,051,664

See Notes to Financial Statements.

1555

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (23.4%)
Banks (11.4%)
1st Constitution Bancorp	226	$4,174
1st Source Corp.	453	21,019
ACNB Corp.	204	8,072
Allegiance Bancshares, Inc.*	624	20,804
Amalgamated Bank, Class A	406	7,085
Amerant Bancorp, Inc.*	622	12,260
American National Bankshares, Inc.	314	12,168
Ameris Bancorp	1,201	47,067
Ames National Corp.	233	6,314
Arrow Financial Corp.	389	13,510
Associated Banc-Corp.	5,134	108,533
Atlantic Capital Bancshares, Inc.*	721	12,344
Atlantic Union Bankshares Corp.	2,566	90,657
Banc of California, Inc.	1,388	19,390
BancFirst Corp.	593	33,006
Bancorp, Inc. (The)*	1,625	14,495
BancorpSouth Bank	3,022	87,759
Bank of Commerce Holdings	457	4,885
Bank of Hawaii Corp.	1,281	106,208
Bank of Marin Bancorp	431	17,680
Bank of NT Butterfield & Son Ltd. (The)	1,169	39,699
Bank of Princeton (The)	187	5,610
Bank OZK	30,805	926,922
BankFinancial Corp.	436	6,100
BankUnited, Inc.	38,766	1,307,965
Bankwell Financial Group, Inc.	166	4,764
Banner Corp.	1,083	58,644
Bar Harbor Bankshares	477	12,683
Baycom Corp.*	229	5,015
BB&T Corp.	18,580	912,835
BCB Bancorp, Inc.	389	5,388
Berkshire Hills Bancorp, Inc.	1,467	46,049
BOK Financial Corp.	6,898	520,661
Boston Private Financial Holdings, Inc.	2,644	31,913
Bridge Bancorp, Inc.	509	14,995
Brookline Bancorp, Inc.	2,492	38,327
Bryn Mawr Bank Corp.	636	23,736
Business First Bancshares, Inc. (x)	382	9,722
Byline Bancorp, Inc.*	755	14,436
C&F Financial Corp.	105	5,734
Cadence Bancorp	32,094	667,555
Cambridge Bancorp (x)	89	7,254
Camden National Corp.	491	22,522
Capital Bancorp, Inc.*	286	3,518
Capital City Bank Group, Inc.	406	10,089
Capstar Financial Holdings, Inc.	486	7,363
Carolina Financial Corp.	670	23,510
Carter Bank & Trust*	733	14,477
Cathay General Bancorp	2,422	86,974
CBTX, Inc.	578	16,265
CenterState Bank Corp.	3,974	91,521
Central Pacific Financial Corp.	787	23,579
Central Valley Community Bancorp	380	8,159
Century Bancorp, Inc., Class A	79	6,944
Chemical Financial Corp.	2,261	92,950
Chemung Financial Corp.	92	4,447
CIT Group, Inc.	2,800	147,112
Citizens & Northern Corp.	328	8,636
City Holding Co.	464	35,385
Civista Bancshares, Inc.	501	11,247
CNB Financial Corp.	448	12,652
Coastal Financial Corp.*	76	1,176
Codorus Valley Bancorp, Inc.	246	5,658
Colony Bankcorp, Inc.	258	4,373
Columbia Banking System, Inc.	2,322	84,010
Comerica, Inc.	7,161	520,175
Commerce Bancshares, Inc.	9,952	593,736
Community Bank System, Inc.	1,604	105,607
Community Bankers Trust Corp.	645	5,463
Community Financial Corp. (The)	160	5,397
Community Trust Bancorp, Inc.	491	20,764
ConnectOne Bancorp, Inc.	781	17,697
Cullen/Frost Bankers, Inc.	1,788	167,464
Customers Bancorp, Inc.*	891	18,711
CVB Financial Corp.	4,216	88,662
DNB Financial Corp.	119	5,292
Eagle Bancorp, Inc.	1,000	54,130
East West Bancorp, Inc.	4,594	214,861
Enterprise Bancorp, Inc.	290	9,196
Enterprise Financial Services Corp.	784	32,614
Equity Bancshares, Inc., Class A*	491	13,090
Esquire Financial Holdings, Inc.*	119	2,993
Evans Bancorp, Inc.	118	4,452
Farmers & Merchants Bancorp, Inc. (x)	332	9,668
Farmers National Banc Corp.	816	12,101
FB Financial Corp.	252	9,223
Fidelity D&D Bancorp, Inc. (x)	60	4,032
Fidelity Southern Corp.	770	23,847
Financial Institutions, Inc.	467	13,613
First Bancorp (Nasdaq Stock Exchange)	932	33,943
First Bancorp (Quotrix Stock Exchange)	6,787	74,928
First Bancorp, Inc.	298	8,001
First Bancshares, Inc. (The)	535	16,232
First Bank	523	6,140
First Busey Corp.	1,647	43,497
First Business Financial Services, Inc.	223	5,241
First Capital, Inc.	104	5,256
First Choice Bancorp	313	7,118
First Citizens BancShares, Inc., Class A	236	106,264
First Commonwealth Financial Corp.	3,108	41,865
First Community Bankshares, Inc.	495	16,711
First Financial Bancorp	3,081	74,622
First Financial Corp.	361	14,498
First Financial Northwest, Inc.	267	3,778
First Foundation, Inc.	767	10,308
First Guaranty Bancshares, Inc.	164	3,419
First Hawaiian, Inc.	23,788	615,396
First Horizon National Corp.	23,079	344,569
First Internet Bancorp	271	5,837
First Interstate BancSystem, Inc., Class A	1,158	45,868
First Merchants Corp.	1,572	59,579

See Notes to Financial Statements.

1556

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Mid Bancshares, Inc.	442	$15,435
First Midwest Bancorp, Inc.	3,369	68,963
First Northwest Bancorp	244	3,965
First of Long Island Corp. (The)	773	15,522
First Republic Bank	7,060	689,409
Flushing Financial Corp.	869	19,292
FNB Corp.	10,269	120,866
FNCB Bancorp, Inc.	591	4,574
Franklin Financial Network, Inc.	387	10,782
Franklin Financial Services Corp.	143	5,451
Fulton Financial Corp.	5,213	85,337
FVCBankcorp, Inc.*	403	7,826
German American Bancorp, Inc.	744	22,409
Glacier Bancorp, Inc.	2,289	92,819
Great Southern Bancorp, Inc.	355	21,247
Great Western Bancorp, Inc.	1,810	64,653
Guaranty Bancshares, Inc.	252	7,850
Hancock Whitney Corp.	2,700	108,162
Hanmi Financial Corp.	866	19,286
HarborOne Bancorp, Inc.*	194	3,634
Hawthorn Bancshares, Inc.	194	5,199
Heartland Financial USA, Inc.	1,031	46,117
Heritage Commerce Corp.	1,208	14,798
Heritage Financial Corp.	1,166	34,444
Hilltop Holdings, Inc.	2,299	48,900
Home BancShares, Inc.	4,898	94,335
HomeTrust Bancshares, Inc.	345	8,673
Hope Bancorp, Inc.	3,822	52,667
Horizon Bancorp, Inc.	1,149	18,775
Howard Bancorp, Inc.*	401	6,083
IBERIABANK Corp.	1,701	129,021
Independent Bank Corp./MA	951	72,419
Independent Bank Corp./MI	534	11,636
Independent Bank Group, Inc.	869	47,760
International Bancshares Corp.	1,759	66,332
Investar Holding Corp.	159	3,792
Investors Bancorp, Inc.	7,284	81,217
Lakeland Bancorp, Inc.	1,507	24,338
Lakeland Financial Corp.	214	10,022
LCNB Corp.	343	6,517
LegacyTexas Financial Group, Inc.	924	37,616
Level One Bancorp, Inc.	176	4,398
Live Oak Bancshares, Inc. (x)	825	14,149
M&T Bank Corp.	3,000	510,210
Macatawa Bank Corp.	711	7,295
Mackinac Financial Corp.	316	4,993
MainStreet Bancshares, Inc.*	242	5,515
Malvern Bancorp, Inc.*	200	4,402
MBT Financial Corp.	499	5,000
Mercantile Bank Corp.	517	16,844
Metropolitan Bank Holding Corp.*	221	9,724
Mid Penn Bancorp, Inc.	234	5,838
Midland States Bancorp, Inc.	635	16,967
MidSouth Bancorp, Inc.	479	5,676
MidWestOne Financial Group, Inc.	346	9,674
MutualFirst Financial, Inc.	171	5,821
MVB Financial Corp.	261	4,427
National Bank Holdings Corp., Class A	624	22,651
National Bankshares, Inc.	189	7,358
NBT Bancorp, Inc.	1,353	50,751
Nicolet Bankshares, Inc.*	255	15,825
Northeast Bank	228	6,288
Northrim Bancorp, Inc.	187	6,668
Norwood Financial Corp.	157	5,465
Oak Valley Bancorp (x)	215	4,203
OFG Bancorp	1,609	38,246
Ohio Valley Banc Corp.	138	5,323
Old Line Bancshares, Inc.	455	12,108
Old National Bancorp	5,462	90,615
Old Second Bancorp, Inc.	944	12,055
Opus Bank	668	14,101
Origin Bancorp, Inc. (x)	620	20,460
Orrstown Financial Services, Inc.	277	6,091
Pacific City Financial Corp.	413	7,038
Pacific Mercantile Bancorp*	650	5,363
Pacific Premier Bancorp, Inc.	1,943	60,000
PacWest Bancorp	3,733	144,952
Park National Corp.	427	42,440
Parke Bancorp, Inc.	249	5,964
Peapack Gladstone Financial Corp.	587	16,506
Penns Woods Bancorp, Inc.	120	5,430
Peoples Bancorp of North Carolina, Inc.	124	3,726
Peoples Bancorp, Inc.	579	18,679
Peoples Financial Services Corp.	202	9,088
People’s United Financial, Inc.	12,554	210,656
People’s Utah Bancorp	472	13,877
Pinnacle Financial Partners, Inc.	2,375	136,515
Popular, Inc.	7,486	406,041
Preferred Bank	317	14,978
Premier Financial Bancorp, Inc.	434	6,510
Prosperity Bancshares, Inc.	5,382	355,481
QCR Holdings, Inc.	472	16,459
RBB Bancorp	466	9,012
Reliant Bancorp, Inc.	285	6,735
Renasant Corp.	1,803	64,800
Republic Bancorp, Inc., Class A	313	15,572
Republic First Bancorp, Inc.*	1,364	6,697
S&T Bancorp, Inc.	1,072	40,179
Sandy Spring Bancorp, Inc.	1,117	38,961
SB One Bancorp	223	4,984
Seacoast Banking Corp. of Florida*	1,316	33,479
Select Bancorp, Inc.*	453	5,182
ServisFirst Bancshares, Inc.	288	9,867
Shore Bancshares, Inc.	328	5,360
Sierra Bancorp	412	11,173
Signature Bank	868	104,889
Simmons First National Corp., Class A	2,871	66,779
SmartFinancial, Inc.*	397	8,611
South Plains Financial, Inc.*	132	2,178
South State Corp.	1,108	81,626
Southern First Bancshares, Inc.*	187	7,323
Southern National Bancorp of Virginia, Inc.	648	9,921
Southside Bancshares, Inc.	1,021	33,060
Spirit of Texas Bancshares, Inc.*	332	7,470
Sterling Bancorp	40,818	868,607
Stock Yards Bancorp, Inc.	521	18,834
Summit Financial Group, Inc.	337	9,048
SunTrust Banks, Inc.	3,100	194,835

See Notes to Financial Statements.

1557

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SVB Financial Group*	2,955	$663,663
Synovus Financial Corp.	4,410	154,350
TCF Financial Corp.	5,096	105,946
Texas Capital Bancshares, Inc.*	1,592	97,701
Tompkins Financial Corp.	468	38,189
Towne Bank	2,110	57,561
TriCo Bancshares	842	31,828
TriState Capital Holdings, Inc.*	513	10,947
Triumph Bancorp, Inc.*	419	12,172
Trustmark Corp.	2,034	67,631
UMB Financial Corp.	8,699	572,568
Umpqua Holdings Corp.	6,984	115,865
Union Bankshares, Inc.	106	3,923
United Bankshares, Inc.	3,078	114,163
United Community Banks, Inc.	2,278	65,060
United Security Bancshares	354	4,032
Unity Bancorp, Inc.	179	4,063
Univest Financial Corp.	920	24,159
Valley National Bancorp	10,241	110,398
Veritex Holdings, Inc.	1,115	28,934
Washington Trust Bancorp, Inc.	483	25,203
Webster Financial Corp.	2,896	138,342
WesBanco, Inc.	1,672	64,456
West Bancorporation, Inc.	356	7,554
Westamerica Bancorp	5,936	365,717
Western Alliance Bancorp*	2,741	122,578
Wintrust Financial Corp.	1,780	130,225
Zions Bancorp NA	5,697	261,948

		19,233,207

Capital Markets (2.2%)
Affiliated Managers Group, Inc.	1,612	148,530
Ameriprise Financial, Inc.	4,268	619,543
Artisan Partners Asset Management, Inc., Class A	746	20,530
Associated Capital Group, Inc., Class A (x)	69	2,581
B. Riley Financial, Inc. (x)	655	13,663
BGC Partners, Inc., Class A	9,130	47,750
Blucora, Inc.*	395	11,996
BrightSphere Investment Group plc	2,242	25,581
Cowen, Inc., Class A (x)*	411	7,065
Diamond Hill Investment Group, Inc.	16	2,268
Donnelley Financial Solutions, Inc.*	1,012	13,500
Eaton Vance Corp.	3,539	152,637
Evercore, Inc., Class A	831	73,602
GAIN Capital Holdings, Inc. (x)	470	1,941
GAMCO Investors, Inc., Class A	37	709
INTL. FCStone, Inc.*	489	19,359
Invesco Ltd.	14,345	293,499
Janus Henderson Group plc	2,935	62,809
Ladenburg Thalmann Financial Services, Inc.	278	954
Lazard Ltd., Class A	2,133	73,354
Legg Mason, Inc.	2,683	102,705
Moelis & Co., Class A	288	10,066
Northern Trust Corp.	13,539	1,218,510
Och-Ziff Capital Management Group, Inc., Class A	269	6,176
Oppenheimer Holdings, Inc., Class A	293	7,975
Piper Jaffray Cos.	438	32,530
PJT Partners, Inc., Class A	307	12,440
SEI Investments Co.	2,145	120,334
State Street Corp.	6,363	356,710
Stifel Financial Corp.	2,169	128,101
Virtu Financial, Inc., Class A	861	18,753
Virtus Investment Partners, Inc.	187	20,084
Waddell & Reed Financial, Inc., Class A (x)	2,356	39,274
Westwood Holdings Group, Inc.	270	9,504
WisdomTree Investments, Inc.	2,677	16,517

		3,691,550

Consumer Finance (0.3%)
Credit Acceptance Corp.*	39	18,870
Encore Capital Group, Inc. (x)*	983	33,294
Enova International, Inc.*	375	8,644
EZCORP, Inc., Class A (x)*	1,564	14,811
Green Dot Corp., Class A*	275	13,448
LendingClub Corp.*	10,487	34,397
Medallion Financial Corp.*	714	4,812
Navient Corp.	6,680	91,182
Nelnet, Inc., Class A	570	33,756
OneMain Holdings, Inc.	2,072	70,054
PRA Group, Inc.*	1,430	40,240
Regional Management Corp.*	153	4,035
Santander Consumer USA Holdings, Inc.	3,369	80,721
SLM Corp.	13,688	133,047
World Acceptance Corp.*	90	14,770

		596,081

Diversified Financial Services (0.3%)
Banco Latinoamericano de Comercio Exterior SA, Class E	988	20,580
Cannae Holdings, Inc.*	2,138	61,959
FGL Holdings	4,633	38,917
Jefferies Financial Group, Inc.	8,118	156,109
Marlin Business Services Corp.	207	5,161
On Deck Capital, Inc.*	2,193	9,101
Voya Financial, Inc.	4,237	234,306

		526,133

Insurance (6.8%)
Aflac, Inc.	5,000	274,050
Alleghany Corp.*	396	269,720
Ambac Financial Group, Inc.*	1,395	23,506
American Equity Investment Life Holding Co.	2,848	77,352
American Financial Group, Inc.	2,330	238,755
American National Insurance Co.	237	27,603
AMERISAFE, Inc.	593	37,816
Argo Group International Holdings Ltd.	1,032	76,420
Arthur J Gallagher & Co.	1,287	112,728
Assurant, Inc.	1,943	206,696
Assured Guaranty Ltd.	3,144	132,300
Axis Capital Holdings Ltd.	2,355	140,476
Brighthouse Financial, Inc.*	14,685	538,793
Brown & Brown, Inc.	25,743	862,391

See Notes to Financial Statements.

1558

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Chubb Ltd.	4,319	$636,146
Citizens, Inc. (x)*	1,613	11,775
CNO Financial Group, Inc.	5,058	84,367
Donegal Group, Inc., Class A	278	4,245
EMC Insurance Group, Inc.	283	10,196
Employers Holdings, Inc.	1,002	42,355
Enstar Group Ltd.*	1,951	340,020
Erie Indemnity Co., Class A	258	65,604
Everest Re Group Ltd.	885	218,754
FBL Financial Group, Inc., Class A	311	19,842
FedNat Holding Co.	184	2,626
First American Financial Corp.	3,455	185,534
Genworth Financial, Inc., Class A*	16,023	59,445
Global Indemnity Ltd.	171	5,294
Greenlight Capital Re Ltd., Class A (x)*	875	7,429
Hallmark Financial Services, Inc.*	354	5,037
Hanover Insurance Group, Inc. (The)	1,285	164,866
HCI Group, Inc.	208	8,418
Heritage Insurance Holdings, Inc.	774	11,927
Horace Mann Educators Corp.	1,310	52,780
Independence Holding Co.	129	4,995
Investors Title Co.	38	6,346
James River Group Holdings Ltd.	469	21,996
Kemper Corp.	1,578	136,166
MBIA, Inc.*	2,463	22,931
Mercury General Corp.	870	54,375
National General Holdings Corp.	826	18,948
National Western Life Group, Inc., Class A	73	18,761
NI Holdings, Inc.*	276	4,860
Old Republic International Corp.	8,924	199,719
Primerica, Inc.	373	44,741
ProAssurance Corp.	18,082	652,941
Protective Insurance Corp., Class B	238	4,134
Reinsurance Group of America, Inc.	10,010	1,561,860
RenaissanceRe Holdings Ltd.	4,777	850,354
Safety Insurance Group, Inc.	468	44,521
Selective Insurance Group, Inc.	1,007	75,414
State Auto Financial Corp.	519	18,165
Stewart Information Services Corp.	724	29,315
Third Point Reinsurance Ltd.*	2,364	24,396
Tiptree, Inc.	654	4,120
Torchmark Corp.	5,128	458,751
Travelers Cos., Inc. (The)	1,100	164,472
United Fire Group, Inc.	614	29,754
United Insurance Holdings Corp.	677	9,654
Universal Insurance Holdings, Inc.	660	18,414
Unum Group	6,703	224,886
Watford Holdings Ltd.*	651	17,850
White Mountains Insurance Group Ltd.	98	100,103
Willis Towers Watson plc	7,367	1,411,075
WR Berkley Corp.	4,539	299,256

		11,488,539

Mortgage Real Estate Investment Trusts (REITs)(1.1%)
AG Mortgage Investment Trust, Inc. (REIT)	1,037	16,488
AGNC Investment Corp. (REIT)	16,975	285,519
Anworth Mortgage Asset Corp. (REIT)(x)	2,989	11,328
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,782	87,941
Ares Commercial Real Estate Corp. (REIT)	783	11,635
Arlington Asset Investment Corp. (REIT), Class A (x)	1,198	8,242
ARMOUR Residential REIT, Inc. (REIT)	1,824	33,999
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	3,938	140,114
Capstead Mortgage Corp. (REIT)	2,708	22,612
Cherry Hill Mortgage Investment Corp. (REIT)	448	7,168
Chimera Investment Corp. (REIT)	5,906	111,446
Colony Credit Real Estate, Inc. (REIT)	2,569	39,820
Dynex Capital, Inc. (REIT)	716	11,993
Ellington Financial, Inc. (REIT)	871	15,652
Exantas Capital Corp. (REIT)	986	11,152
Granite Point Mortgage Trust, Inc. (REIT)	1,691	32,450
Great Ajax Corp. (REIT)	500	7,000
Invesco Mortgage Capital, Inc. (REIT)	4,091	65,947
KKR Real Estate Finance Trust, Inc. (REIT)	814	16,215
Ladder Capital Corp. (REIT)	3,226	53,584
MFA Financial, Inc. (REIT)	14,234	102,200
New Residential Investment Corp. (REIT)	13,132	202,101
New York Mortgage Trust, Inc. (REIT)	6,619	41,038
Orchid Island Capital, Inc. (REIT)(x)	1,452	9,235
PennyMac Mortgage Investment Trust (REIT)‡	2,369	51,716
Ready Capital Corp. (REIT)	1,008	15,019
Redwood Trust, Inc. (REIT)	3,047	50,367
Starwood Property Trust, Inc. (REIT)	8,622	195,892
TPG RE Finance Trust, Inc. (REIT)	1,579	30,459
Two Harbors Investment Corp. (REIT)	8,492	107,594
Western Asset Mortgage Capital Corp. (REIT)	1,521	15,180

		1,811,106

Thrifts & Mortgage Finance (1.3%)
Axos Financial, Inc.*	679	18,503
Bank7 Corp.*	32	592
Bridgewater Bancshares, Inc.*	663	7,651
Capitol Federal Financial, Inc.	34,468	474,624
Columbia Financial, Inc.*	1,594	24,069
Dime Community Bancshares, Inc.	1,019	19,351

See Notes to Financial Statements.

1559

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Entegra Financial Corp.*	162	$4,879
ESSA Bancorp, Inc.	305	4,651
Essent Group Ltd.*	1,498	70,391
Federal Agricultural Mortgage Corp., Class C	184	13,369
First Defiance Financial Corp.	626	17,885
Flagstar Bancorp, Inc.	910	30,157
FS Bancorp, Inc.	119	6,173
Hingham Institution for Savings	19	3,762
Home Bancorp, Inc.	229	8,812
HomeStreet, Inc.*	791	23,445
Kearny Financial Corp.	1,820	24,188
Luther Burbank Corp.	620	6,752
Merchants Bancorp	280	4,768
Meridian Bancorp, Inc.	1,319	23,597
Meta Financial Group, Inc.	492	13,801
MGIC Investment Corp.*	11,223	147,470
MMA Capital Holdings, Inc.*	154	5,154
Mr Cooper Group, Inc. (x)*	51,715	414,237
New York Community Bancorp, Inc.	14,362	143,333
Northfield Bancorp, Inc.	1,414	22,073
Northwest Bancshares, Inc.	3,151	55,489
OceanFirst Financial Corp.	1,605	39,884
Ocwen Financial Corp.*	3,896	8,065
OP Bancorp	384	4,163
Oritani Financial Corp.	1,264	22,423
PCSB Financial Corp.	435	8,809
PDL Community Bancorp*	263	3,758
PennyMac Financial Services, Inc.‡	302	6,698
Provident Bancorp, Inc.*	106	2,967
Provident Financial Holdings, Inc.	204	4,282
Provident Financial Services, Inc.	1,958	47,481
Prudential Bancorp, Inc.	230	4,352
Radian Group, Inc.	6,596	150,719
Riverview Bancorp, Inc.	559	4,774
Southern Missouri Bancorp, Inc.	203	7,070
Sterling Bancorp, Inc.	576	5,743
Territorial Bancorp, Inc.	204	6,304
TFS Financial Corp. (x)	1,560	28,189
Timberland Bancorp, Inc.	195	5,827
TrustCo Bank Corp.	2,908	23,031
United Community Financial Corp.	1,332	12,747
United Financial Bancorp, Inc.	1,625	23,042
Walker & Dunlop, Inc.	775	41,238
Washington Federal, Inc.	2,531	88,408
Waterstone Financial, Inc.	683	11,652
Western New England Bancorp, Inc.	734	6,856
WSFS Financial Corp.	1,662	68,641

		2,226,299

Total Financials		39,572,915

Health Care (6.2%)
Biotechnology (0.7%)
Abeona Therapeutics, Inc.*	1,102	5,268
Acceleron Pharma, Inc.*	230	9,448
Achillion Pharmaceuticals, Inc.*	4,418	11,840
Acorda Therapeutics, Inc.*	1,321	10,132
Adamas Pharmaceuticals, Inc. (x)*	780	4,836
Aeglea BioTherapeutics, Inc.*	775	5,309
Agios Pharmaceuticals, Inc.*	1,464	73,024
Akebia Therapeutics, Inc.*	3,803	18,407
Aldeyra Therapeutics, Inc.*	269	1,614
Alkermes plc*	4,945	111,460
Alnylam Pharmaceuticals, Inc.*	552	40,053
AMAG Pharmaceuticals, Inc. (x)*	1,043	10,420
AnaptysBio, Inc.*	129	7,278
Anika Therapeutics, Inc.*	444	18,035
Arcus Biosciences, Inc. (x)*	1,035	8,228
Ardelyx, Inc.*	1,245	3,349
Arena Pharmaceuticals, Inc.*	311	18,234
ArQule, Inc. (x)*	310	3,413
Assembly Biosciences, Inc.*	669	9,025
Bellicum Pharmaceuticals, Inc.*	80	136
BioCryst Pharmaceuticals, Inc.*	613	2,323
BioTime, Inc. (x)*	2,396	2,636
Bluebird Bio, Inc.*	1,743	221,710
Calithera Biosciences, Inc.*	619	2,414
Cara Therapeutics, Inc. (x)*	152	3,268
CareDx, Inc.*	67	2,411
Cellular Biomedicine Group, Inc.*	122	2,017
Chimerix, Inc.*	1,416	6,117
Coherus Biosciences, Inc.*	1,152	25,459
Concert Pharmaceuticals, Inc.*	593	7,116
Cytokinetics, Inc.*	81	911
Dynavax Technologies Corp. (x)*	236	942
Epizyme, Inc. (x)*	605	7,593
Evelo Biosciences, Inc.*	384	3,448
Exelixis, Inc.*	5,587	119,394
FibroGen, Inc.*	259	11,702
Five Prime Therapeutics, Inc.*	874	5,270
G1 Therapeutics, Inc.*	444	13,613
Geron Corp.*	5,670	7,995
Gossamer Bio, Inc.*	309	6,854
Gritstone Oncology, Inc.*	644	7,174
Harpoon Therapeutics, Inc.*	141	1,833
ImmunoGen, Inc.*	2,236	4,852
Immunomedics, Inc. (x)*	426	5,909
Intellia Therapeutics, Inc.*	357	5,844
Intrexon Corp.*	1,718	13,160
Jounce Therapeutics, Inc.*	593	2,935
Kezar Life Sciences, Inc.*	507	3,909
Ligand Pharmaceuticals, Inc.*	508	57,988
MacroGenics, Inc.*	816	13,848
Mersana Therapeutics, Inc.*	1,224	4,957
Minerva Neurosciences, Inc.*	254	1,430
Molecular Templates, Inc. (x)*	178	1,486
Myriad Genetics, Inc.*	1,962	54,504
Neon Therapeutics, Inc.*	528	2,503
Novavax, Inc. (x)*	419	2,455
OPKO Health, Inc. (x)*	10,747	26,223
PDL BioPharma, Inc.*	3,875	12,168
PolarityTE, Inc.*	512	2,918
Principia Biopharma, Inc.*	3	100
Protagonist Therapeutics, Inc.*	203	2,458
Prothena Corp. plc*	1,226	12,959
Rigel Pharmaceuticals, Inc.*	574	1,498
Sangamo Therapeutics, Inc.*	1,097	11,815

See Notes to Financial Statements.

1560

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Solid Biosciences, Inc.*	468	$2,691
Spectrum Pharmaceuticals, Inc.*	276	2,376
Spero Therapeutics, Inc.*	282	3,246
Sutro Biopharma, Inc.*	311	3,539
Synlogic, Inc.*	528	4,805
TG Therapeutics, Inc.*	302	2,612
United Therapeutics Corp.*	1,370	106,942
UNITY Biotechnology, Inc.*	282	2,679
Viking Therapeutics, Inc.*	1,876	15,571

		1,222,089

Health Care Equipment & Supplies (2.3%)
AngioDynamics, Inc.*	1,167	22,978
Apyx Medical Corp.*	940	6,317
Avanos Medical, Inc.*	1,496	65,241
Boston Scientific Corp.*	23,730	1,019,915
Cantel Medical Corp.	510	41,126
Cerus Corp.*	322	1,810
Hill-Rom Holdings, Inc.	1,024	107,131
Hologic, Inc.*	6,207	298,060
ICU Medical, Inc.*	424	106,810
Integer Holdings Corp.*	267	22,407
Integra LifeSciences Holdings Corp.*	2,246	125,439
Invacare Corp.	851	4,417
LeMaitre Vascular, Inc.	88	2,462
LivaNova plc*	327	23,531
Meridian Bioscience, Inc.	1,249	14,838
OraSure Technologies, Inc.*	1,980	18,374
Orthofix Medical, Inc.*	114	6,028
Rockwell Medical, Inc. (x)*	256	771
RTI Surgical Holdings, Inc.*	1,553	6,600
SeaSpine Holdings Corp.*	436	5,777
Siemens Healthineers AG (m)	7,279	307,158
STERIS plc	2,498	371,902
TransEnterix, Inc.*	2,028	2,758
Utah Medical Products, Inc.	10	957
Varex Imaging Corp.*	688	21,087
West Pharmaceutical Services, Inc.	565	70,710
Zimmer Biomet Holdings, Inc.	10,205	1,201,537

		3,876,141

Health Care Providers & Services (1.8%)
Acadia Healthcare Co., Inc.*	2,753	96,217
American Renal Associates Holdings, Inc.*	366	2,723
BioScrip, Inc. (x)*	3,370	8,762
Brookdale Senior Living, Inc.*	5,860	42,251
Cardinal Health, Inc.	11,380	535,998
Community Health Systems, Inc. (x)*	2,302	6,146
Covetrus, Inc.*	3,079	75,312
Cross Country Healthcare, Inc.*	1,005	9,427
Diplomat Pharmacy, Inc.*	1,860	11,327
Encompass Health Corp.	1,530	96,941
Enzo Biochem, Inc.*	1,465	4,937
Hanger, Inc.*	979	18,748
Henry Schein, Inc.*	4,274	298,753
Magellan Health, Inc.*	302	22,417
McKesson Corp.	3,269	439,321
MEDNAX, Inc.*	2,669	67,339
Molina Healthcare, Inc.*	437	62,552
National HealthCare Corp.	389	31,567
Owens & Minor, Inc.	1,647	5,270
Patterson Cos., Inc.	2,644	60,548
Premier, Inc., Class A*	1,644	64,297
Quest Diagnostics, Inc.	5,684	578,688
Surgery Partners, Inc.*	582	4,738
Tenet Healthcare Corp.*	217	4,483
Tivity Health, Inc.*	1,509	24,808
Triple-S Management Corp., Class B*	702	16,743
Universal Health Services, Inc., Class B	2,965	386,606

		2,976,919

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	5,215	60,650
Cerner Corp.	5,075	371,998
Computer Programs & Systems, Inc.	414	11,505
Evolent Health, Inc., Class A*	1,683	13,380
HealthStream, Inc.*	527	13,628

		471,161

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	672	210,061
Cambrex Corp.*	613	28,695
Luminex Corp.	1,341	27,678
NanoString Technologies, Inc.*	72	2,185
Pacific Biosciences of California, Inc.*	449	2,716
PerkinElmer, Inc.	2,723	262,334
QIAGEN NV*	7,002	283,931
Syneos Health, Inc.*	1,822	93,086

		910,686

Pharmaceuticals (0.6%)
AcelRx Pharmaceuticals, Inc.*	1,802	4,559
Aclaris Therapeutics, Inc.*	1,063	2,328
Akorn, Inc.*	2,465	12,695
Aratana Therapeutics, Inc.*	152	784
Assertio Therapeutics, Inc.*	2,149	7,414
Catalent, Inc.*	4,586	248,607
Endo International plc*	6,747	27,798
Horizon Therapeutics plc*	5,145	123,789
Intra-Cellular Therapies, Inc.*	657	8,528
Jazz Pharmaceuticals plc*	199	28,369
Kala Pharmaceuticals, Inc.*	409	2,609
Lannett Co., Inc. (x)*	804	4,872
Mallinckrodt plc*	2,677	24,575
Medicines Co. (The)(x)*	1,489	54,304
Menlo Therapeutics, Inc.*	345	2,067
Nektar Therapeutics*	4,499	160,074
Perrigo Co. plc	3,995	190,242
Phibro Animal Health Corp., Class A	13	413
Prestige Consumer Healthcare, Inc.*	1,647	52,177
Reata Pharmaceuticals, Inc., Class A*	368	34,721
resTORbio, Inc.*	464	4,733
Revance Therapeutics, Inc.*	264	3,424
Strongbridge Biopharma plc*	1,216	3,806
TherapeuticsMD, Inc.*	832	2,163

See Notes to Financial Statements.

1561

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Verrica Pharmaceuticals, Inc.*	270	$3,137
WaVe Life Sciences Ltd.*	162	4,227

		1,012,415

Total Health Care		10,469,411

Industrials (15.4%)
Aerospace & Defense (0.8%)
AAR Corp.	1,059	38,961
Aerojet Rocketdyne Holdings, Inc.*	681	30,488
BAE Systems plc	61,004	383,796
BWX Technologies, Inc.	770	40,117
Cubic Corp.	835	53,841
Curtiss-Wright Corp.	1,347	171,244
Ducommun, Inc.*	289	13,025
Hexcel Corp.	184	14,882
Huntington Ingalls Industries, Inc.	263	59,107
Maxar Technologies, Inc. (x)	1,740	13,607
Moog, Inc., Class A	138	12,918
National Presto Industries, Inc.	140	13,060
Spirit AeroSystems Holdings, Inc., Class A	324	26,364
Teledyne Technologies, Inc.*	1,130	309,473
Textron, Inc.	2,940	155,938
Triumph Group, Inc.	1,193	27,320
Vectrus, Inc.*	341	13,831
Wesco Aircraft Holdings, Inc.*	1,208	13,409

		1,391,381

Air Freight & Logistics (0.7%)
Atlas Air Worldwide Holdings, Inc.*	741	33,078
Echo Global Logistics, Inc.*	883	18,428
Hub Group, Inc., Class A*	25,308	1,062,430
XPO Logistics, Inc.*	1,215	70,239

		1,184,175

Airlines (1.6%)
Alaska Air Group, Inc.	14,526	928,357
Allegiant Travel Co.	5,305	761,267
Copa Holdings SA, Class A	994	96,984
Hawaiian Holdings, Inc.	1,513	41,502
JetBlue Airways Corp.*	8,678	160,456
Mesa Air Group, Inc. (x)*	250	2,285
SkyWest, Inc.	1,580	95,859
Southwest Airlines Co.	12,614	640,539
Spirit Airlines, Inc.*	470	22,433

		2,749,682

Building Products (0.9%)
Allegion plc	717	79,264
AO Smith Corp.	3,653	172,276
Apogee Enterprises, Inc.	96	4,170
Armstrong Flooring, Inc.*	697	6,865
Builders FirstSource, Inc.*	267	4,502
Caesarstone Ltd.	683	10,266
Continental Building Products, Inc.*	590	15,676
Cornerstone Building Brands, Inc.*	1,509	8,797
Fortune Brands Home & Security, Inc.	2,998	171,276
Gibraltar Industries, Inc.*	1,025	41,369
Griffon Corp.	1,145	19,373
Insteel Industries, Inc.	601	12,513
JELD-WEN Holding, Inc.*	245	5,201
Johnson Controls International plc	13,288	548,927
Lennox International, Inc.	92	25,300
Masonite International Corp.*	20	1,054
Owens Corning	3,398	197,764
Patrick Industries, Inc.*	243	11,953
PGT Innovations, Inc.*	934	15,617
Quanex Building Products Corp.	1,060	20,023
Resideo Technologies, Inc.*	3,892	85,313
Universal Forest Products, Inc.	191	7,269

		1,464,768

Commercial Services & Supplies (0.9%)
ABM Industries, Inc.	2,103	84,120
ACCO Brands Corp.	3,215	25,302
ADT, Inc. (x)	3,457	21,157
Advanced Disposal Services, Inc.*	136	4,340
Brady Corp., Class A	279	13,760
BrightView Holdings, Inc.*	994	18,598
CECO Environmental Corp. (x)*	948	9,091
Charah Solutions, Inc.*	339	1,864
Clean Harbors, Inc.*	1,630	115,893
Deluxe Corp.	1,302	52,939
Ennis, Inc.	821	16,847
Heritage-Crystal Clean, Inc.*	154	4,052
HNI Corp.	302	10,685
Interface, Inc.	104	1,594
KAR Auction Services, Inc.	363	9,075
Kimball International, Inc., Class B	161	2,806
Knoll, Inc.	55	1,264
LSC Communications, Inc. (x)	713	2,617
Matthews International Corp., Class A	981	34,188
McGrath RentCorp	248	15,413
Mobile Mini, Inc.	956	29,091
Multi-Color Corp.	446	22,287
NL Industries, Inc.*	371	1,354
PICO Holdings, Inc.*	568	6,600
Pitney Bowes, Inc.	2,772	11,864
Quad/Graphics, Inc. (x)	918	7,261
Republic Services, Inc.	2,600	225,264
RR Donnelley & Sons Co.	1,652	3,254
SP Plus Corp.*	730	23,309
Steelcase, Inc., Class A	2,097	35,859
Stericycle, Inc.*	13,214	630,969
Team, Inc. (x)*	856	13,114
UniFirst Corp.	477	89,948
VSE Corp.	240	6,886

		1,552,665

Construction & Engineering (0.7%)
AECOM*	4,926	186,449
Aegion Corp.*	996	18,326
Ameresco, Inc., Class A*	628	9,250
Arcosa, Inc.	1,536	57,800
Argan, Inc. (x)	80	3,245
Concrete Pumping Holdings, Inc.*	394	2,017
Construction Partners, Inc., Class A*	258	3,875
Dycom Industries, Inc.*	195	11,480
EMCOR Group, Inc.	435	38,324

See Notes to Financial Statements.

1562

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Fluor Corp.	4,420	$148,910
Granite Construction, Inc.	1,262	60,803
Great Lakes Dredge & Dock Corp.*	257	2,837
IES Holdings, Inc.*	161	3,035
Jacobs Engineering Group, Inc.	4,165	351,484
Northwest Pipe Co.*	288	7,425
Primoris Services Corp.	452	9,460
Quanta Services, Inc.	3,440	131,374
Sterling Construction Co., Inc.*	645	8,656
Tutor Perini Corp.*	1,182	16,394
Valmont Industries, Inc.	681	86,358
WillScot Corp.*	447	6,723

		1,164,225

Electrical Equipment (2.6%)
Acuity Brands, Inc.	918	126,601
American Superconductor Corp.*	487	4,519
AZZ, Inc.	571	26,277
Bloom Energy Corp., Class A*	1,739	21,338
Eaton Corp. plc	5,308	442,050
Emerson Electric Co.	10,509	701,160
Encore Wire Corp.	645	37,784
EnerSys	473	32,401
GrafTech International Ltd.	1,871	21,517
Hubbell, Inc.	8,170	1,065,368
nVent Electric plc	19,597	485,810
Powell Industries, Inc.	267	10,146
Preformed Line Products Co.	78	4,331
Regal Beloit Corp.	1,344	109,818
Schneider Electric SE	4,037	366,136
Sensata Technologies Holding plc*	19,678	964,222
Thermon Group Holdings, Inc.*	722	18,519

		4,437,997

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	235	32,996

Machinery (3.6%)
Actuant Corp., Class A	913	22,652
AGCO Corp.	2,004	155,450
Alamo Group, Inc.	43	4,297
Altra Industrial Motion Corp.	2,033	72,944
Astec Industries, Inc.	715	23,280
Atlas Copco AB, Class B	11,050	317,001
Barnes Group, Inc.	1,331	74,989
Blue Bird Corp.*	228	4,489
Briggs & Stratton Corp.	1,282	13,128
CIRCOR International, Inc.*	615	28,290
Colfax Corp. (x)*	27,563	772,591
Columbus McKinnon Corp.	253	10,618
Commercial Vehicle Group, Inc.*	990	7,940
Crane Co.	1,587	132,419
Cummins, Inc.	3,348	573,646
Eastern Co. (The)	125	3,502
EnPro Industries, Inc.	595	37,985
ESCO Technologies, Inc.	53	4,379
Federal Signal Corp.	108	2,889
Flowserve Corp.	3,249	171,190
Franklin Electric Co., Inc.	70	3,325
Gardner Denver Holdings, Inc.*	4,114	142,344
Gates Industrial Corp. plc*	1,381	15,757
Gencor Industries, Inc.*	169	2,197
Global Brass & Copper Holdings, Inc.	48	2,099
Gorman-Rupp Co. (The)	423	13,887
Graham Corp.	241	4,871
Greenbrier Cos., Inc. (The)	1,023	31,099
Hillenbrand, Inc.	665	26,314
Hurco Cos., Inc.	186	6,614
Hyster-Yale Materials Handling, Inc.	325	17,959
IDEX Corp.	1,182	203,469
IMI plc	32,308	425,887
ITT, Inc.	2,764	180,987
Kennametal, Inc.	2,593	95,915
LB Foster Co., Class A*	308	8,421
Lincoln Electric Holdings, Inc.	114	9,384
Lindsay Corp.	226	18,579
Luxfer Holdings plc	75	1,839
Lydall, Inc.*	492	9,938
Manitowoc Co., Inc. (The)*	1,105	19,669
Meritor, Inc.*	426	10,331
Milacron Holdings Corp.*	2,139	29,518
Miller Industries, Inc.	321	9,871
Mueller Industries, Inc.	795	23,270
Mueller Water Products, Inc., Class A	2,035	19,984
Navistar International Corp.*	1,557	53,639
NN, Inc. (x)	1,328	12,961
Nordson Corp.	160	22,610
Oshkosh Corp.	2,192	183,010
PACCAR, Inc.	4,038	289,363
Parker-Hannifin Corp.	1,841	312,988
Park-Ohio Holdings Corp.	266	8,669
Pentair plc	5,408	201,178
REV Group, Inc.	721	10,390
Rexnord Corp.*	2,976	89,935
Snap-on, Inc.	1,731	286,723
Spartan Motors, Inc.	318	3,485
SPX Corp.*	265	8,750
SPX FLOW, Inc.*	11,350	475,111
Standex International Corp.	400	29,256
Terex Corp.	501	15,731
Timken Co. (The)	2,129	109,303
Titan International, Inc.	1,365	6,675
TriMas Corp.*	1,442	44,659
Trinity Industries, Inc.	3,384	70,218
Twin Disc, Inc.*	328	4,953
Wabash National Corp.	1,743	28,359
WABCO Holdings, Inc.*	258	34,211
Watts Water Technologies, Inc., Class A	379	35,315
Woodward, Inc.	311	35,193

		6,139,892

Marine (0.8%)
Costamare, Inc.	1,389	7,126
Eagle Bulk Shipping, Inc.*	1,162	6,089
Genco Shipping & Trading Ltd. (x)*	529	4,465
Kirby Corp.*	15,407	1,217,153
Matson, Inc.	1,347	52,331
Safe Bulkers, Inc.*	1,827	2,850
Scorpio Bulkers, Inc.	1,467	6,748

		1,296,762

See Notes to Financial Statements.

1563

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.3%)
Acacia Research Corp.*	1,210	$3,582
ASGN, Inc.*	206	12,484
BG Staffing, Inc.	201	3,795
CBIZ, Inc.*	1,633	31,990
CRA International, Inc.	191	7,321
FTI Consulting, Inc.*	1,078	90,379
GP Strategies Corp.*	405	6,107
Heidrick & Struggles International, Inc.	535	16,034
Huron Consulting Group, Inc.*	626	31,538
ICF International, Inc.	221	16,089
InnerWorkings, Inc.*	1,372	5,241
Kelly Services, Inc., Class A	1,041	27,264
ManpowerGroup, Inc.	1,884	181,994
Mistras Group, Inc.*	515	7,401
Navigant Consulting, Inc.	1,239	28,732
Resources Connection, Inc.	593	9,494
TrueBlue, Inc.*	1,248	27,531

		506,976

Road & Rail (0.8%)
AMERCO	280	105,994
ArcBest Corp.	786	22,095
Avis Budget Group, Inc.*	4,885	171,757
Covenant Transportation Group, Inc., Class A*	328	4,825
Daseke, Inc.*	1,403	5,051
Genesee & Wyoming, Inc., Class A*	1,456	145,600
Heartland Express, Inc.	23,545	425,458
Hertz Global Holdings, Inc.*	1,816	28,983
Knight-Swift Transportation Holdings, Inc.	3,962	130,112
Landstar System, Inc.	113	12,203
Marten Transport Ltd.	1,258	22,833
PAM Transportation Services, Inc.*	29	1,798
Ryder System, Inc.	1,650	96,195
Saia, Inc.*	335	21,664
Schneider National, Inc., Class B	1,774	32,358
US Xpress Enterprises, Inc., Class A (x)*	750	3,855
Werner Enterprises, Inc.	1,436	44,631
YRC Worldwide, Inc. (x)*	982	3,957

		1,279,369

Trading Companies & Distributors (1.6%)
Air Lease Corp.	3,054	126,252
Aircastle Ltd.	22,544	479,285
Beacon Roofing Supply, Inc.*	1,736	63,746
BlueLinx Holdings, Inc.*	286	5,666
BMC Stock Holdings, Inc.*	2,113	44,796
CAI International, Inc.*	549	13,626
DXP Enterprises, Inc.*	518	19,627
Foundation Building Materials, Inc.*	257	4,569
GATX Corp.	1,141	90,470
General Finance Corp.*	182	1,523
GMS, Inc.*	577	12,694
H&E Equipment Services, Inc.	236	6,865
HD Supply Holdings, Inc.*	5,373	216,424
Herc Holdings, Inc.*	707	32,402
Kaman Corp.	753	47,959
MRC Global, Inc.*	2,290	39,205
MSC Industrial Direct Co., Inc., Class A	9,672	718,243
NOW, Inc.*	3,433	50,671
Rush Enterprises, Inc., Class A	877	32,028
Rush Enterprises, Inc., Class B	111	4,097
Systemax, Inc.	92	2,039
Textainer Group Holdings Ltd.*	794	8,003
Titan Machinery, Inc.*	598	12,307
Triton International Ltd.	1,749	57,297
Univar, Inc.*	4,971	109,561
Veritiv Corp.*	410	7,962
Watsco, Inc.	1,009	165,002
WESCO International, Inc.*	7,177	363,515
Willis Lease Finance Corp.*	74	4,316

		2,740,150

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	2,329	94,418

Total Industrials		26,035,456

Information Technology (7.5%)
Communications Equipment (0.9%)
ADTRAN, Inc.	1,525	23,256
Applied Optoelectronics, Inc. (x)*	640	6,579
CalAmp Corp.*	1,069	12,486
Calix, Inc.*	726	4,763
Casa Systems, Inc.*	158	1,016
Ciena Corp.*	4,892	201,208
CommScope Holding Co., Inc.*	6,053	95,214
Comtech Telecommunications Corp.	743	20,886
DASAN Zhone Solutions, Inc.*	30	390
Digi International, Inc.*	825	10,461
EchoStar Corp., Class A*	1,507	66,790
Finisar Corp.*	3,719	85,053
Harmonic, Inc. (x)*	2,526	14,019
Infinera Corp.*	5,331	15,513
Inseego Corp.*	1,400	6,706
Juniper Networks, Inc.	19,425	517,288
KVH Industries, Inc.*	360	3,913
Lumentum Holdings, Inc.*	2,406	128,504
NETGEAR, Inc.*	995	25,163
NetScout Systems, Inc.*	2,364	60,022
Ribbon Communications, Inc.*	1,848	9,037
TESSCO Technologies, Inc.	217	3,876
ViaSat, Inc.*	1,762	142,405

		1,454,548

Electronic Equipment, Instruments & Components (2.4%)
Anixter International, Inc.*	963	57,501
Arlo Technologies, Inc.*	2,380	9,544
Arrow Electronics, Inc.*	2,658	189,436
Avnet, Inc.	15,532	703,134
AVX Corp.	1,490	24,733
Bel Fuse, Inc., Class B	301	5,168
Belden, Inc.	1,228	73,152
Benchmark Electronics, Inc.	1,229	30,872
Coherent, Inc.*	759	103,505
CTS Corp.	1,036	28,573

See Notes to Financial Statements.

1564

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Daktronics, Inc.	1,192	$7,355
Dolby Laboratories, Inc., Class A	1,718	110,983
ePlus, Inc.*	56	3,861
Fabrinet*	95	4,719
FARO Technologies, Inc.*	31	1,630
Fitbit, Inc., Class A (x)*	5,425	23,870
FLIR Systems, Inc.	3,897	210,828
II-VI, Inc.*	175	6,398
Insight Enterprises, Inc.*	711	41,380
Jabil, Inc.	3,686	116,478
KEMET Corp.	1,797	33,801
Kimball Electronics, Inc.*	749	12,164
Knowles Corp.*	2,579	47,221
Littelfuse, Inc.	755	133,567
Methode Electronics, Inc.	1,164	33,255
MTS Systems Corp.	383	22,417
National Instruments Corp.	3,875	162,711
Park Electrochemical Corp.	588	9,814
PC Connection, Inc.	347	12,138
PCM, Inc.*	98	3,434
Plexus Corp.*	813	47,455
Sanmina Corp.*	25,535	773,200
ScanSource, Inc.*	825	26,862
SYNNEX Corp.	1,304	128,314
TE Connectivity Ltd.	4,418	423,156
Tech Data Corp.*	1,154	120,708
Trimble, Inc.*	6,569	296,327
TTM Technologies, Inc.*	3,081	31,426
Vishay Intertechnology, Inc.	4,195	69,301
Vishay Precision Group, Inc.*	86	3,494

		4,143,885

IT Services (1.6%)
Alliance Data Systems Corp.	1,260	176,564
Amdocs Ltd.	4,335	269,160
Broadridge Financial Solutions, Inc.	1,586	202,500
CACI International, Inc., Class A*	777	158,966
Cardtronics plc, Class A*	201	5,491
Conduent, Inc.*	5,481	52,563
CoreLogic, Inc.*	2,408	100,727
Exela Technologies, Inc. (x)*	336	736
Hackett Group, Inc. (The)	78	1,310
Information Services Group, Inc.*	1,215	3,839
Jack Henry & Associates, Inc.	278	37,230
KBR, Inc.	4,463	111,307
Leidos Holdings, Inc.	4,304	343,674
Limelight Networks, Inc.*	2,263	6,110
LiveRamp Holdings, Inc.*	2,144	103,941
ManTech International Corp., Class A	848	55,841
Perspecta, Inc.	4,146	97,058
Presidio, Inc.	1,198	16,377
Sabre Corp.	7,169	159,152
StarTek, Inc.*	554	4,526
Sykes Enterprises, Inc.*	1,245	34,188
Unisys Corp. (x)*	400	3,888
Worldpay, Inc.*	5,960	730,398

		2,675,546

Semiconductors & Semiconductor Equipment (1.9%)
Alpha & Omega Semiconductor Ltd.*	536	5,006
Ambarella, Inc.*	600	26,478
Amkor Technology, Inc.*	3,146	23,469
Applied Materials, Inc.	15,541	697,946
Axcelis Technologies, Inc.*	975	14,674
AXT, Inc.*	1,323	5,239
Brooks Automation, Inc.	299	11,586
CEVA, Inc.*	10	244
Cirrus Logic, Inc.*	1,865	81,500
Cohu, Inc.	1,288	19,874
Cree, Inc.*	3,070	172,473
Cypress Semiconductor Corp.	11,513	256,049
Diodes, Inc.*	986	35,861
DSP Group, Inc.*	468	6,720
First Solar, Inc.*	2,600	170,768
FormFactor, Inc.*	2,197	34,427
GSI Technology, Inc.*	507	4,345
Ichor Holdings Ltd.*	548	12,955
MACOM Technology Solutions Holdings, Inc.*	1,452	21,969
Maxim Integrated Products, Inc.	9,591	573,734
Microchip Technology, Inc. (x)	3,682	319,229
MKS Instruments, Inc.	1,707	132,958
Nanometrics, Inc.*	487	16,904
NeoPhotonics Corp.*	1,276	5,334
NVE Corp. (x)	16	1,114
ON Semiconductor Corp.*	12,859	259,880
PDF Solutions, Inc.*	725	9,512
Photronics, Inc.*	2,048	16,794
Rambus, Inc.*	3,506	42,212
Rudolph Technologies, Inc.*	845	23,347
Semtech Corp.*	178	8,553
SMART Global Holdings, Inc.*	414	9,518
SunPower Corp. (x)*	1,979	21,156
Synaptics, Inc.*	1,104	32,171
Teradyne, Inc.	3,148	150,821
Ultra Clean Holdings, Inc.*	1,196	16,648
Veeco Instruments, Inc.*	1,551	18,953
Xperi Corp.	1,255	25,840

		3,286,261

Software (0.3%)
2U, Inc.*	1,123	42,270
American Software, Inc., Class A	326	4,287
Avaya Holdings Corp.*	3,511	41,816
Ceridian HCM Holding, Inc.*	375	18,825
Cloudera, Inc.*	6,992	36,778
Digimarc Corp. (x)*	28	1,243
GTY Technology Holdings, Inc.*	1,006	6,891
LogMeIn, Inc.	1,556	114,646
Monotype Imaging Holdings, Inc.	679	11,434
Nuance Communications, Inc.*	9,201	146,940
OneSpan, Inc.*	318	4,506
QAD, Inc., Class A	179	7,198
SecureWorks Corp., Class A (x)*	156	2,073
SolarWinds Corp.*	1,032	18,927
Synchronoss Technologies, Inc.*	1,224	9,682
Telenav, Inc.*	378	3,024
TiVo Corp.	3,912	28,831
Verint Systems, Inc.*	119	6,400

		505,771

See Notes to Financial Statements.

1565

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp. (x)*	3,462	$31,504
Cray, Inc.*	202	7,034
Diebold Nixdorf, Inc.*	1,186	10,864
Electronics For Imaging, Inc.*	483	17,827
HP, Inc.	14,700	305,613
Immersion Corp.*	1,012	7,701
Stratasys Ltd.*	1,632	47,932
Xerox Corp.	5,881	208,246

		636,721

Total Information Technology		12,702,732

Materials (5.2%)
Chemicals (2.6%)
AdvanSix, Inc.*	911	22,256
Albemarle Corp.	3,324	234,043
American Vanguard Corp.	920	14,177
Amyris, Inc. (x)*	954	3,396
Ashland Global Holdings, Inc.	10,889	870,793
Axalta Coating Systems Ltd.*	38,531	1,147,068
Cabot Corp.	1,832	87,405
CF Industries Holdings, Inc.	6,287	293,666
Chemours Co. (The)	5,166	123,984
Element Solutions, Inc.*	4,444	45,951
Ferro Corp.*	496	7,837
Flotek Industries, Inc. (x)*	1,736	5,746
FutureFuel Corp.	748	8,744
Hawkins, Inc.	297	12,893
HB Fuller Co.	403	18,699
Huntsman Corp.	7,073	144,572
Innophos Holdings, Inc.	579	16,855
Innospec, Inc.	110	10,036
Intrepid Potash, Inc.*	2,861	9,613
Koppers Holdings, Inc.*	136	3,993
Kraton Corp.*	720	22,370
Kronos Worldwide, Inc.	740	11,337
Livent Corp.*	4,649	32,171
LSB Industries, Inc. (x)*	764	2,979
Minerals Technologies, Inc.	1,115	59,664
NewMarket Corp.	17	6,816
Olin Corp.	5,218	114,326
Orion Engineered Carbons SA	631	13,510
PolyOne Corp.	146	4,583
PQ Group Holdings, Inc.*	1,169	18,529
Rayonier Advanced Materials, Inc. (x)	1,504	9,761
RPM International, Inc.	9,167	560,195
Sensient Technologies Corp.	630	46,292
Stepan Co.	578	53,124
Trecora Resources*	552	5,283
Tredegar Corp.	801	13,313
Trinseo SA	1,296	54,873
Tronox Holdings plc, Class A	1,608	20,550
Valhi, Inc.	768	2,281
Valvoline, Inc.	5,959	116,379
Westlake Chemical Corp.	1,118	77,656

		4,327,719

Construction Materials (0.0%)
Eagle Materials, Inc.	252	23,360
Summit Materials, Inc., Class A*	2,911	56,037
United States Lime & Minerals, Inc.	58	4,640

		84,037

Containers & Packaging (1.6%)
AptarGroup, Inc.	1,195	148,587
Ardagh Group SA	538	9,415
Avery Dennison Corp.	169	19,550
Berry Global Group, Inc.*	2,561	134,683
Crown Holdings, Inc.*	1,733	105,886
Graphic Packaging Holding Co.	47,768	667,797
Greif, Inc., Class A	819	26,658
Greif, Inc., Class B	175	7,639
Owens-Illinois, Inc.	4,915	84,882
Packaging Corp. of America	6,910	658,661
Sealed Air Corp.	4,549	194,606
Silgan Holdings, Inc.	2,470	75,582
Sonoco Products Co.	6,300	411,642
UFP Technologies, Inc.*	181	7,532
Westrock Co.	3,390	123,633

		2,676,753

Metals & Mining (0.8%)
AK Steel Holding Corp. (x)*	5,774	13,684
Alcoa Corp.*	5,886	137,791
Allegheny Technologies, Inc.*	3,962	99,842
Carpenter Technology Corp.	1,489	71,442
Century Aluminum Co. (x)*	1,500	10,365
Cleveland-Cliffs, Inc. (x)	7,510	80,132
Coeur Mining, Inc.*	6,433	27,919
Commercial Metals Co.	3,730	66,581
Gold Resource Corp.	1,893	6,398
Haynes International, Inc.	404	12,851
Hecla Mining Co.	14,689	26,440
Kaiser Aluminum Corp.	246	24,012
Materion Corp.	379	25,700
Novagold Resources, Inc.*	2,188	12,931
Olympic Steel, Inc.	196	2,675
Ramaco Resources, Inc.*	43	229
Reliance Steel & Aluminum Co.	2,052	194,160
Royal Gold, Inc.	1,404	143,896
Schnitzer Steel Industries, Inc., Class A	822	21,512
Steel Dynamics, Inc.	6,711	202,672
SunCoke Energy, Inc.*	2,804	24,900
Synalloy Corp.	273	4,264
TimkenSteel Corp.*	1,168	9,496
United States Steel Corp. (x)	5,441	83,302
Warrior Met Coal, Inc.	1,621	42,341
Worthington Industries, Inc.	975	39,254

		1,384,789

Paper & Forest Products (0.2%)
Boise Cascade Co.	949	26,677
Clearwater Paper Corp. (x)*	461	8,524
Domtar Corp.	1,991	88,659
Louisiana-Pacific Corp.	3,365	88,230
Neenah, Inc.	78	5,269
PH Glatfelter Co.	1,394	23,531
Schweitzer-Mauduit International, Inc.	984	32,649
Verso Corp., Class A*	1,037	19,755

		293,294

Total Materials		8,766,592

See Notes to Financial Statements.

1566

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (10.7%)
Equity Real Estate Investment Trusts (REITs)(10.2%)
Acadia Realty Trust (REIT)	2,574	$70,450
Agree Realty Corp. (REIT)	1,185	75,899
Alexander & Baldwin, Inc. (REIT)	2,175	50,243
American Campus Communities, Inc. (REIT)	26,705	1,232,703
American Finance Trust, Inc. (REIT)	3,180	34,662
American Homes 4 Rent (REIT), Class A	4,639	112,774
American Tower Corp. (REIT)	900	184,005
Apartment Investment & Management Co. (REIT), Class A	4,644	232,757
Apple Hospitality REIT, Inc. (REIT)	6,659	105,612
Armada Hoffler Properties, Inc. (REIT)	1,060	17,543
Ashford Hospitality Trust, Inc. (REIT)	2,632	7,817
Braemar Hotels & Resorts, Inc. (REIT)	889	8,801
Brandywine Realty Trust (REIT)	5,532	79,218
Brixmor Property Group, Inc. (REIT)	9,387	167,840
BRT Apartments Corp. (REIT)	290	4,098
Camden Property Trust (REIT)	2,936	306,489
CareTrust REIT, Inc. (REIT)	779	18,525
CatchMark Timber Trust, Inc. (REIT), Class A	1,582	16,532
CBL & Associates Properties, Inc. (REIT)(x)	5,647	5,873
Cedar Realty Trust, Inc. (REIT)	2,524	6,689
Chatham Lodging Trust (REIT)	1,464	27,626
Chesapeake Lodging Trust (REIT)	1,891	53,742
CIM Commercial Trust Corp. (REIT)	138	2,846
City Office REIT, Inc. (REIT)	1,218	14,604
Colony Capital, Inc. (REIT)	14,347	71,735
Columbia Property Trust, Inc. (REIT)	3,696	76,655
Community Healthcare Trust, Inc. (REIT)	237	9,340
CoreCivic, Inc. (REIT)	3,763	78,120
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	384	15,229
CorePoint Lodging, Inc. (REIT)	1,268	15,711
CoreSite Realty Corp. (REIT)	253	29,138
Corporate Office Properties Trust (REIT)	3,552	93,666
Cousins Properties, Inc. (REIT)	4,611	166,780
CubeSmart (REIT)	38,178	1,276,672
CyrusOne, Inc. (REIT)	3,536	204,098
DiamondRock Hospitality Co. (REIT)	6,370	65,866
Douglas Emmett, Inc. (REIT)	5,056	201,431
Duke Realty Corp. (REIT)	11,291	356,909
Easterly Government Properties, Inc. (REIT)	1,648	29,845
Empire State Realty Trust, Inc. (REIT), Class A	25,710	380,765
EPR Properties (REIT)	2,371	176,853
Equity Commonwealth (REIT)	3,727	121,202
Essential Properties Realty Trust, Inc. (REIT)	1,406	28,176
Farmland Partners, Inc. (REIT)(x)	838	5,908
First Industrial Realty Trust, Inc. (REIT)	3,138	115,290
Franklin Street Properties Corp. (REIT)	3,319	24,494
Front Yard Residential Corp. (REIT)	1,592	19,454
Gaming and Leisure Properties, Inc. (REIT)	6,389	249,043
Getty Realty Corp. (REIT)	1,062	32,667
Gladstone Commercial Corp. (REIT)	684	14,515
Gladstone Land Corp. (REIT)(x)	406	4,681
Global Medical REIT, Inc. (REIT)	1,006	10,563
Global Net Lease, Inc. (REIT)	2,647	51,934
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,812	51,062
Healthcare Realty Trust, Inc. (REIT)	4,034	126,345
Healthcare Trust of America, Inc. (REIT), Class A	6,442	176,704
Hersha Hospitality Trust (REIT)	1,122	18,558
Highwoods Properties, Inc. (REIT)	3,233	133,523
Hospitality Properties Trust (REIT)	5,160	129,000
Hudson Pacific Properties, Inc. (REIT)	4,767	158,598
Independence Realty Trust, Inc. (REIT)	2,863	33,125
Industrial Logistics Properties Trust (REIT)	2,057	42,827
Investors Real Estate Trust (REIT)	377	22,119
Iron Mountain, Inc. (REIT)	7,991	250,118
iStar, Inc. (REIT)(x)	40,251	499,917
JBG SMITH Properties (REIT)	3,858	151,774
Jernigan Capital, Inc. (REIT)(x)	633	12,977
Kilroy Realty Corp. (REIT)	3,117	230,066
Kimco Realty Corp. (REIT)	12,775	236,082
Kite Realty Group Trust (REIT)	2,632	39,822
Lexington Realty Trust (REIT)	7,241	68,138
Liberty Property Trust (REIT)	4,634	231,885
Life Storage, Inc. (REIT)	1,470	139,768
LTC Properties, Inc. (REIT)	638	29,131
Macerich Co. (The)(REIT)	4,475	149,868
Mack-Cali Realty Corp. (REIT)	2,867	66,772
Medical Properties Trust, Inc. (REIT)	12,384	215,977
MGM Growth Properties LLC (REIT), Class A	13,800	422,970
Mid-America Apartment Communities, Inc. (REIT)	7,546	888,617

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Monmouth Real Estate Investment Corp. (REIT)	2,457	$33,292
National Health Investors, Inc. (REIT)	750	58,523
National Retail Properties, Inc. (REIT)	5,105	270,616
New Senior Investment Group, Inc. (REIT)(x)	1,514	10,174
NorthStar Realty Europe Corp. (REIT)	1,416	23,265
Office Properties Income Trust (REIT)	1,515	39,799
Omega Healthcare Investors, Inc. (REIT)	6,751	248,099
One Liberty Properties, Inc. (REIT)	496	14,364
Outfront Media, Inc. (REIT)	3,772	97,280
Paramount Group, Inc. (REIT)	6,390	89,524
Park Hotels & Resorts, Inc. (REIT)	6,370	175,557
Pebblebrook Hotel Trust (REIT)	4,102	115,594
Pennsylvania REIT (REIT)(x)	963	6,260
Physicians Realty Trust (REIT)	5,859	102,181
Piedmont Office Realty Trust, Inc. (REIT), Class A	21,556	429,611
PotlatchDeltic Corp. (REIT)	2,090	81,468
Preferred Apartment Communities, Inc. (REIT), Class A	1,278	19,106
Rayonier, Inc. (REIT)	4,098	124,169
Regency Centers Corp. (REIT)	5,249	350,318
Retail Opportunity Investments Corp. (REIT)	3,563	61,034
Retail Properties of America, Inc. (REIT), Class A	6,763	79,533
Retail Value, Inc. (REIT)	481	16,739
Rexford Industrial Realty, Inc. (REIT)	3,268	131,929
RLJ Lodging Trust (REIT)	5,435	96,417
RPT Realty (REIT)	2,488	30,130
Sabra Health Care REIT, Inc. (REIT)	5,645	111,150
Safehold, Inc. (REIT)(x)	233	7,037
Saul Centers, Inc. (REIT)	37	2,077
Senior Housing Properties Trust (REIT)	7,446	61,578
Seritage Growth Properties (REIT), Class A (x)	940	40,382
SITE Centers Corp. (REIT)	4,443	58,825
SL Green Realty Corp. (REIT)	2,650	212,981
Spirit MTA REIT (REIT)	1,321	11,017
Spirit Realty Capital, Inc. (REIT) (x)	2,752	117,400
STAG Industrial, Inc. (REIT)	3,989	120,627
STORE Capital Corp. (REIT)	6,557	217,627
Summit Hotel Properties, Inc. (REIT)	3,290	37,736
Sun Communities, Inc. (REIT)	2,000	256,380
Sunstone Hotel Investors, Inc. (REIT)	7,204	98,767
Taubman Centers, Inc. (REIT)	1,855	75,740
Terreno Realty Corp. (REIT)	1,767	86,654
UMH Properties, Inc. (REIT)(x)	86	1,067
Universal Health Realty Income Trust (REIT)	24	2,038
Urban Edge Properties (REIT)	3,641	63,099
Urstadt Biddle Properties, Inc. (REIT), Class A	949	19,929
VEREIT, Inc. (REIT)	30,823	277,715
VICI Properties, Inc. (REIT)	14,109	310,962
Washington Prime Group, Inc. (REIT)(x)	5,990	22,882
Washington REIT (REIT)	2,536	67,787
Weingarten Realty Investors (REIT)	3,837	105,211
Weyerhaeuser Co. (REIT)	30,957	815,407
Whitestone REIT (REIT)	1,225	15,545
Xenia Hotels & Resorts, Inc. (REIT)	3,582	74,685

		17,287,118

Real Estate Management & Development (0.5%)
Altisource Portfolio Solutions SA*	197	3,873
American Realty Investors, Inc.*	110	1,500
Consolidated-Tomoka Land Co. (x)	164	9,791
Cushman & Wakefield plc*	184	3,290
Forestar Group, Inc.*	277	5,415
FRP Holdings, Inc.*	230	12,827
Howard Hughes Corp. (The)*	871	107,865
Jones Lang LaSalle, Inc.	3,993	561,775
Kennedy-Wilson Holdings, Inc.	1,913	39,350
Marcus & Millichap, Inc.*	97	2,992
Newmark Group, Inc., Class A	516	4,634
Rafael Holdings, Inc., Class B*	340	9,775
RE/MAX Holdings, Inc., Class A	575	17,687
Realogy Holdings Corp. (x)	3,617	26,187
St Joe Co. (The)*	1,089	18,818
Stratus Properties, Inc.*	146	4,735
Tejon Ranch Co.*	628	10,419
Transcontinental Realty Investors, Inc. (x)*	51	1,307

		842,240

Total Real Estate		18,129,358

Utilities (6.2%)
Electric Utilities (2.2%)
ALLETE, Inc.	1,634	135,965
Alliant Energy Corp.	7,488	367,511
Edison International	4,182	281,909
El Paso Electric Co.	1,064	69,586
Eversource Energy	4,000	303,040
Genie Energy Ltd., Class B	290	3,089
Hawaiian Electric Industries, Inc.	3,430	149,376
IDACORP, Inc.	1,592	159,885
MGE Energy, Inc.	705	51,521
OGE Energy Corp.	6,312	268,639
Otter Tail Corp.	701	37,020
Pinnacle West Capital Corp.	9,110	857,160
PNM Resources, Inc.	2,507	127,631
Portland General Electric Co.	2,826	153,084
Xcel Energy, Inc.	14,300	850,707

		3,816,123

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (2.2%)
Atmos Energy Corp.	6,622	$699,018
National Fuel Gas Co.	2,592	136,728
New Jersey Resources Corp.	2,612	129,999
Northwest Natural Holding Co.	778	54,071
ONE Gas, Inc.	1,642	148,273
RGC Resources, Inc.	220	6,714
South Jersey Industries, Inc.	11,575	390,425
Southwest Gas Holdings, Inc.	1,492	133,713
Spire, Inc.	5,567	467,183
UGI Corp.	28,692	1,532,440

		3,698,564

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.*	1,432	3,465
Clearway Energy, Inc., Class A	1,121	18,138
Clearway Energy, Inc., Class C	2,334	39,351
NRG Energy, Inc.	8,409	295,324
Ormat Technologies, Inc.	809	51,283
Pattern Energy Group, Inc., Class A	2,787	64,352
TerraForm Power, Inc., Class A	693	9,910
Vistra Energy Corp.	13,144	297,580

		779,403

Multi-Utilities (1.1%)
Ameren Corp.	6,200	465,682
Avista Corp.	2,071	92,367
Black Hills Corp.	1,876	146,647
MDU Resources Group, Inc.	6,228	160,682
NorthWestern Corp.	9,170	661,615
Unitil Corp.	466	27,909
WEC Energy Group, Inc.	4,190	349,320

		1,904,222

Water Utilities (0.2%)
Aqua America, Inc.	6,814	281,895
AquaVenture Holdings Ltd.*	327	6,530
Artesian Resources Corp., Class A	244	9,070
Cadiz, Inc. (x)*	441	4,961
California Water Service Group	94	4,759
Consolidated Water Co. Ltd.	382	5,447
Middlesex Water Co.	67	3,970
SJW Group	296	17,988
York Water Co. (The)	32	1,143

		335,763

Total Utilities		10,534,075

Total Common Stocks (97.3%) (Cost $145,561,348)		164,494,411

EXCHANGE TRADED FUND (ETF):
Equity (0.8%)
iShares Russell Mid-Cap Value ETF	14,607	1,301,922

Total Exchange Traded Fund (0.8%) (Cost $1,270,649)		1,301,922

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Corium International, Inc., CVR (r)(x)*	138	19

Total Health Care		19

Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 7/18/19*	1,107	47

Road & Rail (0.0%)
Hertz Global Holdings, Inc., expiring 7/12/19 (x)*	1,917	3,738

Total Industrials		3,785

Total Rights (0.0%) (Cost $13,843)		3,804

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $100,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $102,000. (xx)	$100,000	100,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $22,656, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $23,104. (xx)	22,651	22,651
Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $500,234, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/35-11/15/48; total market value $510,000. (xx)	500,000	500,000

See Notes to Financial Statements.

1569

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $321,331, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $327,758. (xx)	$321,264	$321,264

Total Repurchase Agreements		943,915

Total Short-Term Investments (0.5%) (Cost $943,916)		943,916

Total Investments in Securities (98.6%) (Cost $147,789,756)		166,744,053
Other Assets Less Liabilities (1.4%)		2,353,454

Net Assets (100%)		$169,097,507

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $307,158 or 0.2% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $4,877,570. This was collateralized by $4,125,174 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $943,915 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:
ADR	—	AmericanDepositary Receipt
CAD	—	CanadianDollar
CVR	—	ContingentValue Right
EUR	—	EuropeanCurrency Unit
GBP	—	British Pound
JPY	—	JapaneseYen
NOK	—	NorwegianKrone
SEK	—	SwedishKrona
USD	—	United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2019, were as follows:

Security Description	Shares at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc.	302	6,420	—	—	—	278	6,698	—	—
PennyMac Mortgage Investment Trust (REIT)	2,369	39,400	5,525	—	—	6,791	51,716	995	—

Total		45,820	5,525	—	—	7,069	58,414	995	—

Futures contracts outstanding as of June 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	2	9/2019	USD	156,710	3,007
S&P Midcap 400 E-Mini Index	1	9/2019	USD	195,000	4,553

					7,560

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	6,913	USD	5,275	Morgan Stanley	9/30/2019	12
USD	256,272	JPY	27,397,486	Bank of America	9/30/2019	455

Total unrealized appreciation						467

USD	181,785	CAD	239,795	Morgan Stanley	9/30/2019	(1,623)
USD	1,227,115	EUR	1,075,898	Credit Suisse	9/30/2019	(5,062)
USD	682,518	GBP	536,370	JPMorgan Chase Bank	9/30/2019	(1,386)
USD	509,000	NOK	4,340,622	Goldman Sachs	9/30/2019	(1,085)
USD	268,124	SEK	2,501,223	Goldman Sachs	9/30/2019	(2,963)

Total unrealized depreciation						(12,119)

Net unrealized depreciation						(11,652)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,116,353	$—	$—	$4,116,353
Consumer Discretionary	16,854,929	397,762	—	17,252,691
Consumer Staples	7,855,047	1,008,117	—	8,863,164
Energy	8,051,664	—	—	8,051,664
Financials	39,572,915	—	—	39,572,915
Health Care	10,162,253	307,158	—	10,469,411
Industrials	24,539,134	1,496,322	—	26,035,456
Information Technology	12,702,732	—	—	12,702,732
Materials	8,766,592	—	—	8,766,592
Real Estate	18,129,358	—	—	18,129,358
Utilities	10,534,075	—	—	10,534,075
Exchange Traded Fund	1,301,922	—	—	1,301,922
Forward Currency Contracts	—	467	—	467
Futures	7,560	—	—	7,560
Rights
Health Care	—	—	19	19
Industrials	3,738	47	—	3,785
Short-Term Investments
Investment Company	1	—	—	1
Repurchase Agreements	—	943,915	—	943,915

Total Assets	$162,598,273	$4,153,788	$19	$166,752,080

Liabilities:
Forward Currency Contracts	$—	$(12,119)	$—	$(12,119)

Total Liabilities	$—	$(12,119)	$—	$(12,119)

Total	$162,598,273	$4,141,669	$19	$166,739,961

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2019:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$467
Equity contracts	Receivables, Net assets – Unrealized appreciation	7,560 *

Total		$8,027

	Liability Derivatives
Foreign exchange contracts	Payables	(12,119)

Total		$(12,119)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$11,156	$11,156
Equity contracts	165,421	—	165,421

Total	$165,421	$11,156	$176,577

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(11,652)	$(11,652)
Equity contracts	70,460	—	70,460

Total	$70,460	$(11,652)	$58,808

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $3,020,000 for three months and futures contracts with an average notional balance of approximately $730,000 during the six months ended June 30, 2019.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$455	$—	$—	$455
Morgan Stanley	12	(12)	—	—

Total	$467	$(12)	$—	$455

See Notes to Financial Statements.

1572

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Credit Suisse	$5,062	$—	$—	$5,062
Goldman Sachs	4,048	—	—	4,048
JPMorgan Chase Bank	1,386	—	—	1,386
Morgan Stanley	1,623	(12)	—	1,611

Total	$12,119	$(12)	$—	$12,107

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$63,958,831
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$69,954,235

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,069,480
Aggregate gross unrealized depreciation	(15,024,445)

Net unrealized appreciation	$19,045,035

Federal income tax cost of investments in securities and derivative instruments, if applicable	$147,694,926

For the six months ended June 30, 2019, the Portfolio incurred approximately $1,049 as brokerage commissions with Sanford C.

Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $58,239)	$58,414
Unaffiliated Issuers (Cost $146,787,602)	165,741,724
Repurchase Agreements (Cost $943,915)	943,915
Cash	3,346,325
Cash held as collateral at broker for futures	25,100
Receivable for securities sold	15,728,136
Dividends, interest and other receivables	287,654
Receivable for Portfolio shares sold	6,768
Due from broker for futures variation margin	6,084
Securities lending income receivable	3,363
Unrealized appreciation on forward foreign currency contracts	467
Other assets	1,866

Total assets	186,149,816

LIABILITIES
Payable for securities purchased	15,814,882
Payable for return of collateral on securities loaned	943,915
Investment management fees payable	78,246
Payable for Portfolio shares redeemed	54,177
Distribution fees payable – Class IB	18,274
Administrative fees payable	16,700
Unrealized depreciation on forward foreign currency contracts	12,119
Trustees’ fees payable	4,613
Distribution fees payable – Class IA	1,903
Accrued expenses	107,480

Total liabilities	17,052,309

NET ASSETS	$169,097,507

Net assets were comprised of:
Paid in capital	$136,866,445
Total distributable earnings (loss)	32,231,062

Net assets	$169,097,507

Class IA
Net asset value, offering and redemption price per share, $9,439,541 / 608,170 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.52

Class IB
Net asset value, offering and redemption price per share, $90,017,429 / 5,933,275 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.17

Class K
Net asset value, offering and redemption price per share, $69,640,537 / 4,482,676 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.54

(x)	Includes value of securities on loan of $4,877,570.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($995 of dividend income received from affiliates) (net of $9,075 foreign withholding tax)	$1,803,791
Interest	43,115
Securities lending (net)	25,206

Total income	1,872,112

EXPENSES
Investment management fees	673,193
Distribution fees – Class IB	113,518
Administrative fees	104,060
Custodian fees	82,312
Professional fees	29,300
Printing and mailing expenses	14,378
Distribution fees – Class IA	11,555
Trustees’ fees	2,602
Miscellaneous	1,692

Gross expenses	1,032,610
Less: Waiver from investment manager	(191,609)

Net expenses	841,001

NET INVESTMENT INCOME (LOSS)	1,031,111

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	11,428,119
Futures contracts	165,421
Forward foreign currency contracts	11,156
Foreign currency transactions	(2,540)

Net realized gain (loss)	11,602,156

Change in unrealized appreciation (depreciation) on:
Investments in securities ($7,069 of change in unrealized appreciation (depreciation) from affiliates)	11,412,995
Futures contracts	70,460
Forward foreign currency contracts	(11,652)
Foreign currency translations	38

Net change in unrealized appreciation (depreciation)	11,471,841

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,073,997

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,105,108

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,031,111	$1,217,634
Net realized gain (loss)	11,602,156	15,136,392
Net change in unrealized appreciation (depreciation)	11,471,841	(38,549,196)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,105,108	(22,195,170)

Distributions to shareholders:
Class IA	—	(836,118)
Class IB	—	(8,517,872)
Class K	—	(6,378,517)

Total distributions to shareholders	—	(15,732,507)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 6,189 and 14,504 shares, respectively ]	91,084	241,397
Capital shares issued in reinvestment of dividends and distributions [ 0 and 59,118 shares, respectively ]	—	836,118
Capital shares repurchased [ (23,172) and (45,703) shares, respectively ]	(352,918)	(777,036)

Total Class IA transactions	(261,834)	300,479

Class IB
Capital shares sold [ 158,192 and 596,185 shares, respectively ]	2,301,244	10,131,028
Capital shares issued in reinvestment of dividends and distributions [ 0 and 616,147 shares, respectively ]	—	8,517,872
Capital shares repurchased [ (539,572) and (1,169,097) shares, respectively ]	(7,962,016)	(19,473,648)

Total Class IB transactions	(5,660,772)	(824,748)

Class K
Capital shares sold [ 42,980 and 356,863 shares, respectively ]	652,351	5,874,149
Capital shares issued in reinvestment of dividends and distributions [ 0 and 451,201 shares, respectively ]	—	6,378,517
Capital shares repurchased [ (204,811) and (711,223) shares, respectively ]	(3,089,614)	(11,969,351)

Total Class K transactions	(2,437,263)	283,315

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,359,869)	(240,954)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,745,239	(38,168,631)
NET ASSETS:
Beginning of period	153,352,268	191,520,899

End of period	$169,097,507	$153,352,268

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IA		2018	2017	2016	2015		2014
Net asset value, beginning of period	$13.40	$16.97	$15.64	$13.26	$14.15		$13.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.10	0.09	0.08	0.07		0.04
Net realized and unrealized gain (loss)	2.04	(2.19)	1.37	2.45	(0.86)		0.68

Total from investment operations	2.12	(2.09)	1.46	2.53	(0.79)		0.72

Less distributions:
Dividends from net investment income	—	(0.11)	(0.13)	(0.15)	(0.10)		(0.06)
Distributions from net realized gains	—	(1.37)	—	—	—		—

Total dividends and distributions	—	(1.48)	(0.13)	(0.15)	(0.10)		(0.06)

Net asset value, end of period	$15.52	$13.40	$16.97	$15.64	$13.26		$14.15

Total return (b)	15.82%	(12.78)%	9.32%	19.08%	(5.57	)%(aa)	5.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,440	$8,380	$10,133	$12,713	$11,590		$13,187
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.10%	1.10%	1.13%	1.15%		1.22%
Before waivers and reimbursements (a)(f)	1.33%	1.31%	1.30%	1.30%	1.29%		1.35%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.13%	0.58%	0.53%	0.57%	0.52%		0.27%
Before waivers and reimbursements (a)(f)	0.90%	0.37%	0.33%	0.40%	0.38%		0.15%
Portfolio turnover rate (z)^	39%	34%	28%	42%	34%		42%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class IB		2018	2017	2016	2015		2014
Net asset value, beginning of period	$13.10	$16.62	$15.33	$13.00	$13.87		$13.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.10	0.08	0.08	0.07		0.04
Net realized and unrealized gain (loss)	1.99	(2.14)	1.34	2.40	(0.84)		0.67

Total from investment operations	2.07	(2.04)	1.42	2.48	(0.77)		0.71

Less distributions:
Dividends from net investment income	—	(0.11)	(0.13)	(0.15)	(0.10)		(0.06)
Distributions from net realized gains	—	(1.37)	—	—	—		—

Total dividends and distributions	—	(1.48)	(0.13)	(0.15)	(0.10)		(0.06)

Net asset value, end of period	$15.17	$13.10	$16.62	$15.33	$13.00		$13.87

Total return (b)	15.80%	(12.75)%	9.25%	19.06%	(5.55	)%(aa)	5.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$90,017	$82,737	$104,235	$117,604	$103,513		$119,568
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.10%	1.10%	1.13%	1.15%		1.22%
Before waivers and reimbursements (a)(f)	1.33%	1.31%	1.30%	1.30%	1.29%		1.35%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.12%	0.58%	0.54%	0.57%	0.52%		0.27%
Before waivers and reimbursements (a)(f)	0.89%	0.37%	0.33%	0.40%	0.37%		0.15%
Portfolio turnover rate (z)^	39%	34%	28%	42%	34%		42%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
Class K		2018	2017	2016	2015		2014
Net asset value, beginning of period	$13.40	$16.97	$15.64	$13.26	$14.15		$13.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.14	0.13	0.12	0.11		0.07
Net realized and unrealized gain (loss)	2.04	(2.19)	1.37	2.45	(0.87)		0.69

Total from investment operations	2.14	(2.05)	1.50	2.57	(0.76)		0.76

Less distributions:
Dividends from net investment income	—	(0.15)	(0.17)	(0.19)	(0.13)		(0.10)
Distributions from net realized gains	—	(1.37)	—	—	—		—

Total dividends and distributions	—	(1.52)	(0.17)	(0.19)	(0.13)		(0.10)

Net asset value, end of period	$15.54	$13.40	$16.97	$15.64	$13.26		$14.15

Total return (b)	15.97%	(12.55)%	9.58%	19.39%	(5.33	)%(aa)	5.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,641	$62,236	$77,153	$81,322	$66,237		$84,470
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.85%	0.85%	0.88%	0.90%		0.98%
Before waivers and reimbursements (a)(f)	1.08%	1.06%	1.05%	1.05%	1.04%		1.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.38%	0.83%	0.78%	0.82%	0.75%		0.51%
Before waivers and reimbursements (a)(f)	1.15%	0.62%	0.58%	0.66%	0.61%		0.39%
Portfolio turnover rate (z)^	39%	34%	28%	42%	34%		42%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (5.71)% for Class IA, (5.70)% for Class IB and (5.47)% for Class K.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2019	% of Net Assets
Information Technology	58.9%
Exchange Traded Funds	19.3
Communication Services	11.0
Consumer Discretionary	6.9
Investment Company	1.8
Repurchase Agreements	1.6
Industrials	1.2
Health Care	0.1
Cash and Other	(0.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19
Class IA
Actual	$1,000.00	$1,259.00	$6.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.85	6.00
Class IB
Actual	1,000.00	1,259.12	6.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.85	6.00
Class K
Actual	1,000.00	1,260.70	5.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.09	4.75

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.20%, 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.0%)
Entertainment (1.4%)
Activision Blizzard, Inc.	35,210	$1,661,912
Electronic Arts, Inc.*	32,030	3,243,358
Netflix, Inc.*	16,982	6,237,828
Nexon Co. Ltd.*	69,800	1,011,247
Sciplay Corp., Class A (x)*	46,570	638,474
Spotify Technology SA*	4,782	699,224
Take-Two Interactive Software, Inc.*	18,375	2,086,114
Tencent Music Entertainment Group (ADR) (x)*	3	45
Zynga, Inc., Class A*	248,138	1,521,086

		17,099,288

Interactive Media & Services (9.6%)
Alphabet, Inc., Class A*	25,854	27,994,711
Alphabet, Inc., Class C*	18,720	20,234,635
Cargurus, Inc.*	1,480	53,443
Cars.com, Inc.*	2,750	54,230
Facebook, Inc., Class A*	318,542	61,478,606
IAC/InterActiveCorp*	3,670	798,335
Match Group, Inc. (x)	2,480	166,830
Snap, Inc., Class A (x)*	34,790	497,497
Tencent Holdings Ltd.	34,466	1,555,706
TripAdvisor, Inc.*	4,696	217,378
Twitter, Inc.*	33,564	1,171,384
Yandex NV, Class A*	56,782	2,157,716
Yelp, Inc.*	3,243	110,846
Zillow Group, Inc., Class A*	2,267	103,738
Zillow Group, Inc., Class C (x)*	5,329	247,212

		116,842,267

Total Communication Services		133,941,555

Consumer Discretionary (6.9%)
Internet & Direct Marketing Retail (6.9%)
Alibaba Group Holding Ltd. (ADR)*	15,218	2,578,690
Amazon.com, Inc.*	36,247	68,638,407
Booking Holdings, Inc.*	2,565	4,808,631
eBay, Inc.	37,630	1,486,385
Etsy, Inc.*	5,529	339,315
Expedia Group, Inc.	17,120	2,277,474
Groupon, Inc.*	18,785	67,250
GrubHub, Inc. (x)*	20,171	1,573,136
Liberty Expedia Holdings, Inc., Class A*	2,503	119,618
Meituan Dianping, Class B (m)*	102,900	902,320
MercadoLibre, Inc.*	1,335	816,713
Qurate Retail, Inc., Class A*	18,330	227,109
Shutterfly, Inc.*	1,530	77,341
Shutterstock, Inc.	808	31,666
Trainline plc (m)*	41,339	216,372
Wayfair, Inc., Class A (x)*	2,984	435,664

Total Consumer Discretionary		84,596,091

Health Care (0.1%)
Health Care Technology (0.1%)
Veeva Systems, Inc., Class A*	7,800	1,264,458

Total Health Care		1,264,458

Industrials (1.2%)
Aerospace & Defense (0.2%)
Harris Corp.	14,332	2,710,611

Electrical Equipment (0.3%)
Bloom Energy Corp., Class A (x)*	309,855	3,801,921

Industrial Conglomerates (0.4%)
Roper Technologies, Inc.	11,390	4,171,702

Professional Services (0.3%)
Equifax, Inc.	13,999	1,893,225
TransUnion	24,595	1,807,978

		3,701,203

Total Industrials		14,385,437

Information Technology (58.9%)
Communications Equipment (2.0%)
Acacia Communications, Inc.*	1,281	60,412
ADTRAN, Inc.	2,200	33,550
Arista Networks, Inc.*	19,342	5,021,570
Ciena Corp.*	6,500	267,345
Cisco Systems, Inc.	237,010	12,971,557
CommScope Holding Co., Inc.*	8,859	139,352
Comtech Telecommunications Corp.	1,100	30,921
EchoStar Corp., Class A*	2,150	95,288
Extreme Networks, Inc.*	5,450	35,261
F5 Networks, Inc.*	2,720	396,114
Finisar Corp.*	5,450	124,642
Infinera Corp.*	7,020	20,428
InterDigital, Inc.	1,400	90,160
Juniper Networks, Inc.	15,810	421,020
Lumentum Holdings, Inc.*	38,836	2,074,231
Motorola Solutions, Inc.	7,549	1,258,645
NETGEAR, Inc.*	1,350	34,142
NetScout Systems, Inc.*	3,120	79,217
Plantronics, Inc.	1,510	55,930
Telefonaktiebolaget LM Ericsson (ADR)	47,105	447,497
Ubiquiti Networks, Inc.	873	114,800
ViaSat, Inc.*	2,620	211,748
Viavi Solutions, Inc.*	45,825	609,014

		24,592,844

Electronic Equipment, Instruments & Components (1.2%)
Amphenol Corp., Class A	13,724	1,316,681
Anixter International, Inc.*	1,280	76,429
Arrow Electronics, Inc.*	3,820	272,251
Avnet, Inc.	4,870	220,465
AVX Corp.	2,130	35,358
Badger Meter, Inc.	1,300	77,597
Belden, Inc.	1,800	107,226
Benchmark Electronics, Inc.	1,770	44,462
CDW Corp.	12,771	1,417,581
Celestica, Inc.*	5,189	35,441
Cognex Corp.	9,305	446,454

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Coherent, Inc.*	1,130	$154,098
Corning, Inc.	36,040	1,197,609
Dolby Laboratories, Inc., Class A	2,863	184,950
Fabrinet*	1,650	81,956
Fitbit, Inc., Class A (x)*	9,707	42,711
Flex Ltd.*	274,140	2,623,520
FLIR Systems, Inc.	6,228	336,935
II-VI, Inc. (x)*	2,700	98,712
Insight Enterprises, Inc.*	1,620	94,284
IPG Photonics Corp.*	4,375	674,844
Itron, Inc.*	1,500	93,855
Jabil, Inc.	6,370	201,292
Keysight Technologies, Inc.*	8,661	777,844
Knowles Corp.*	4,124	75,510
Littelfuse, Inc.	1,150	203,446
Methode Electronics, Inc.	1,700	48,569
National Instruments Corp.	5,140	215,829
Novanta, Inc.*	1,500	141,450
OSI Systems, Inc.*	780	87,851
Plexus Corp.*	1,380	80,551
Rogers Corp.*	870	150,145
Sanmina Corp.*	3,123	94,564
SYNNEX Corp.	1,913	188,239
TE Connectivity Ltd.	15,506	1,485,165
Tech Data Corp.*	1,620	169,452
Trimble, Inc.*	11,490	518,314
TTM Technologies, Inc.*	4,250	43,350
Vishay Intertechnology, Inc.	6,070	100,276
Zebra Technologies Corp., Class A*	2,490	521,630

		14,736,896

IT Services (18.0%)
Accenture plc, Class A	33,394	6,170,209
Akamai Technologies, Inc.*	81,990	6,570,679
Alliance Data Systems Corp.	2,075	290,770
Automatic Data Processing, Inc.	20,070	3,318,173
Black Knight, Inc.*	6,551	394,043
Booz Allen Hamilton Holding Corp.	6,420	425,068
Broadridge Financial Solutions, Inc.	5,350	683,088
CACI International, Inc., Class A*	1,150	235,278
Capgemini SE	11,130	1,383,925
Cardtronics plc, Class A*	1,710	46,717
CGI, Inc.*	11,270	865,198
Cognizant Technology Solutions Corp., Class A	26,170	1,658,916
Conduent, Inc.*	8,341	79,990
CoreLogic, Inc.*	3,710	155,189
CSG Systems International, Inc.	1,520	74,222
DXC Technology Co.	106,105	5,851,691
EPAM Systems, Inc.*	2,399	415,267
Euronet Worldwide, Inc.*	2,390	402,094
EVERTEC, Inc.	2,663	87,080
ExlService Holdings, Inc.*	1,580	104,485
Fidelity National Information Services, Inc.	31,235	3,831,910
First Data Corp., Class A*	114,126	3,089,391
Fiserv, Inc.*	27,840	2,537,894
FleetCor Technologies, Inc.*	19,423	5,454,950
Gartner, Inc.*	4,120	663,073
Genpact Ltd.	81,362	3,099,079
Global Payments, Inc.	59,349	9,503,555
GoDaddy, Inc., Class A*	26,134	1,833,300
GTT Communications, Inc. (x)*	1,520	26,752
International Business Machines Corp.	40,822	5,629,354
Jack Henry & Associates, Inc.	3,570	478,094
KBR, Inc.	6,500	162,110
Leidos Holdings, Inc.	6,625	529,006
LiveRamp Holdings, Inc.*	3,100	150,288
ManTech International Corp., Class A	1,180	77,703
Mastercard, Inc., Class A	101,580	26,870,957
MAXIMUS, Inc.	2,840	206,014
MongoDB, Inc. (x)*	69,740	10,606,757
NIC, Inc.	3,070	49,243
Okta, Inc.*	148,870	18,386,934
Paychex, Inc.	14,640	1,204,726
PayPal Holdings, Inc.*	185,053	21,181,166
Perspecta, Inc.	6,367	149,051
Presidio, Inc.	2,130	29,117
Sabre Corp.	12,555	278,721
Science Applications International Corp.	2,312	200,127
Shopify, Inc., Class A*	4,550	1,365,682
Square, Inc., Class A*	69,585	5,047,000
Sykes Enterprises, Inc.*	1,790	49,153
Total System Services, Inc.	55,725	7,147,846
TTEC Holdings, Inc.	630	29,352
Twilio, Inc., Class A*	147,405	20,098,672
VeriSign, Inc.*	4,790	1,001,876
Verra Mobility Corp. (x)*	5,310	69,508
Virtusa Corp.*	1,250	55,538
Visa, Inc., Class A	172,248	29,893,640
Western Union Co. (The)	19,740	392,629
WEX, Inc.*	19,311	4,018,619
Worldpay, Inc.*	38,428	4,709,351

		219,320,220

Semiconductors & Semiconductor Equipment (10.7%)
Advanced Energy Industries, Inc.*	1,720	96,784
Advanced Micro Devices, Inc.*	485,276	14,737,832
Amkor Technology, Inc.*	5,920	44,163
Analog Devices, Inc.	53,300	6,015,971
Applied Materials, Inc.	43,070	1,934,274
Broadcom, Inc.	46,965	13,519,345
Brooks Automation, Inc.	3,270	126,712
Cabot Microelectronics Corp.	1,350	148,608
Cirrus Logic, Inc.*	2,620	114,494
Cree, Inc.*	170,710	9,590,488
Cypress Semiconductor Corp.	267,640	5,952,314
Diodes, Inc.*	1,770	64,375
Entegris, Inc.	6,190	231,011
First Solar, Inc.*	3,450	226,596
Infineon Technologies AG	28,064	496,225
Inphi Corp.*	1,989	99,649
Intel Corp.	206,030	9,862,656
KLA-Tencor Corp.	70,089	8,284,520
Kulicke & Soffa Industries, Inc.	2,900	65,395

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Lam Research Corp.	18,136	$3,406,666
Lattice Semiconductor Corp.*	6,000	87,540
MACOM Technology Solutions Holdings, Inc.*	2,069	31,304
Marvell Technology Group Ltd.	267,017	6,373,696
Maxim Integrated Products, Inc.	12,460	745,357
MaxLinear, Inc.*	2,880	67,507
Microchip Technology, Inc. (x)	74,117	6,425,944
Micron Technology, Inc.*	179,137	6,912,897
MKS Instruments, Inc.	2,470	192,388
Monolithic Power Systems, Inc.	1,820	247,120
NVIDIA Corp.	28,070	4,609,936
ON Semiconductor Corp.*	301,901	6,101,419
Power Integrations, Inc.	1,320	105,838
Qorvo, Inc.*	5,431	361,759
QUALCOMM, Inc.	100,688	7,659,336
Rambus, Inc.*	5,000	60,200
Semtech Corp.*	3,000	144,150
Silicon Laboratories, Inc.*	2,000	206,800
Skyworks Solutions, Inc.	7,910	611,206
SolarEdge Technologies, Inc.*	2,000	124,920
SunPower Corp. (x)*	2,754	29,440
Synaptics, Inc.*	1,570	45,750
Teradyne, Inc.	23,770	1,138,821
Texas Instruments, Inc.	51,190	5,874,564
Tokyo Electron Ltd.	10,600	1,486,546
Universal Display Corp.	1,970	370,478
Versum Materials, Inc.	5,002	258,003
Xilinx, Inc.	37,714	4,447,235

		129,738,232

Software (22.4%)
2U, Inc. (x)*	2,634	99,144
8x8, Inc.*	4,430	106,763
ACI Worldwide, Inc.*	5,080	174,447
Adobe, Inc.*	32,257	9,504,525
Alarm.com Holdings, Inc.*	1,610	86,135
Altair Engineering, Inc., Class A (x)*	1,260	50,891
Alteryx, Inc., Class A*	98,965	10,799,061
ANSYS, Inc.*	3,860	790,605
Appfolio, Inc., Class A*	540	55,226
Aspen Technology, Inc.*	7,814	971,124
Atlassian Corp. plc, Class A*	61,625	8,063,015
Autodesk, Inc.*	16,740	2,726,946
Avalara, Inc.*	2,040	147,288
Avaya Holdings Corp.*	4,900	58,359
AVEVA Group plc	45,565	2,338,914
Benefitfocus, Inc. (x)*	1,210	32,852
Blackbaud, Inc.	2,260	188,710
BlackBerry Ltd.*	22,673	169,141
Blackline, Inc.*	2,130	113,976
Bottomline Technologies DE, Inc.*	1,740	76,978
Box, Inc., Class A*	6,740	118,691
Cadence Design Systems, Inc.*	12,850	909,909
CDK Global, Inc.	5,593	276,518
Ceridian HCM Holding, Inc.*	3,100	155,620
Cision Ltd.*	3,470	40,703
Citrix Systems, Inc.	5,750	564,305
Cloudera, Inc.*	10,468	55,062
CommVault Systems, Inc.*	1,730	85,843
Cornerstone OnDemand, Inc.*	2,482	143,782
Coupa Software, Inc. (x)*	6,405	810,937
Crowdstrike Holdings, Inc., Class A (x)*	810	55,315
CyberArk Software Ltd.*	19,150	2,448,136
Descartes Systems Group, Inc. (The)*	3,820	141,149
Dropbox, Inc., Class A*	8,903	223,020
Ebix, Inc. (x)	1,000	50,220
Elastic NV (x)*	53,756	4,013,423
Envestnet, Inc.*	2,220	151,781
Everbridge, Inc.*	1,340	119,823
Fair Isaac Corp.*	1,350	423,927
FireEye, Inc. (x)*	9,360	138,622
Five9, Inc.*	2,730	140,022
ForeScout Technologies, Inc.*	43,300	1,466,138
Fortinet, Inc.*	17,810	1,368,342
Guidewire Software, Inc.*	30,919	3,134,568
HubSpot, Inc.*	11,737	2,001,393
Instructure, Inc.*	1,510	64,175
Intuit, Inc.	13,780	3,601,127
j2 Global, Inc.	2,142	190,402
LivePerson, Inc.*	2,730	76,549
LogMeIn, Inc.	2,280	167,990
Manhattan Associates, Inc.*	2,960	205,217
Microsoft Corp.	589,639	78,988,041
MicroStrategy, Inc., Class A*	370	53,025
New Relic, Inc.*	7,070	611,626
Nuance Communications, Inc.*	13,280	212,082
Nutanix, Inc., Class A*	94,020	2,438,879
Open Text Corp.	12,306	507,007
Oracle Corp.	111,682	6,362,524
Palo Alto Networks, Inc.*	17,866	3,640,376
Paycom Software, Inc.*	107,178	24,299,396
Paylocity Holding Corp.*	1,448	135,851
Pegasystems, Inc.	1,700	121,057
Pivotal Software, Inc., Class A (x)*	3,570	37,699
Pluralsight, Inc., Class A*	2,570	77,922
Progress Software Corp.	1,974	86,106
Proofpoint, Inc.*	50,469	6,068,897
PROS Holdings, Inc.*	1,620	102,481
PTC, Inc.*	4,752	426,540
Q2 Holdings, Inc.*	2,050	156,538
Qualys, Inc.*	1,550	134,974
Rapid7, Inc.*	54,170	3,133,193
RealPage, Inc.*	17,565	1,033,700
Red Hat, Inc.*	8,240	1,547,142
RingCentral, Inc., Class A*	81,535	9,370,002
SailPoint Technologies Holding, Inc.*	2,950	59,118
salesforce.com, Inc.*	108,415	16,449,808
ServiceNow, Inc.*	70,188	19,271,519
Smartsheet, Inc., Class A (x)*	26,448	1,280,083
Sophos Group plc (m)	190,210	953,426
Splunk, Inc.*	28,482	3,581,612
SPS Commerce, Inc.*	830	84,834
SS&C Technologies Holdings, Inc.	9,930	572,067
SVMK, Inc.*	53,784	887,974
Symantec Corp.	28,440	618,854

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Synopsys, Inc.*	6,920	$890,535
Tableau Software, Inc., Class A*	3,334	553,511
Temenos Group AG (Registered)*	10,660	1,907,159
Tenable Holdings, Inc.*	33,974	969,618
Teradata Corp.*	5,365	192,335
TiVo Corp.	5,719	42,149
Trade Desk, Inc. (The), Class A*	1,700	387,226
Tyler Technologies, Inc.*	1,770	382,355
Varonis Systems, Inc.*	1,350	83,619
Verint Systems, Inc.*	2,929	157,522
VMware, Inc., Class A	3,650	610,317
Workday, Inc., Class A*	71,401	14,678,618
Workiva, Inc.*	1,200	69,708
Yext, Inc.*	3,880	77,949
Zendesk, Inc.*	21,296	1,895,983
Zscaler, Inc. (x)*	94,975	7,278,884

		273,378,650

Technology Hardware, Storage & Peripherals (4.6%)
3D Systems Corp. (x)*	5,350	48,685
Apple, Inc.	206,318	40,834,459
Cray, Inc.*	1,870	65,113
Dell Technologies, Inc., Class C*	6,826	346,761
Electronics For Imaging, Inc.*	1,950	71,975
Hewlett Packard Enterprise Co.	61,552	920,202
HP, Inc.	69,267	1,440,061
NCR Corp.*	5,450	169,495
NetApp, Inc.	114,043	7,036,453
Pure Storage, Inc., Class A*	128,030	1,955,018
Seagate Technology plc	11,515	542,587
Western Digital Corp.	57,221	2,720,859
Xerox Corp.	8,903	315,255

		56,466,923

Total Information Technology		718,233,765

Total Common Stocks (78.1%) (Cost $464,519,061)		952,421,306

EXCHANGE TRADED FUNDS (ETF):
Equity (19.3%)
iShares Expanded Tech Sector ETF (x)	363,750	78,442,687
Technology Select Sector SPDR Fund (x)	1,001,200	78,133,648
Vanguard Information Technology ETF (x)	374,200	78,915,038

Total Exchange Traded Funds (19.3%) (Cost $61,610,285)		235,491,373

SHORT-TERM INVESTMENTS:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares	21,218,826	21,227,313

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $2,200,477, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 1/31/21-5/15/49; total market value $2,244,000. (xx)	$2,200,000	2,200,000
Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $200,046, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.625%, maturing 9/20/21-1/16/24; total market value $204,003. (xx)	200,000	200,000
Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $1,020,772, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.750%, maturing 5/31/20-8/15/46; total market value $1,041,187. (xx)	1,020,559	1,020,559
NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $4,001,991, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-4.750%, maturing 8/15/19-2/15/48; total market value $4,377,248. (xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $400,084, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 7/31/19-2/15/49; total market value $409,614. (xx)	400,000	400,000
Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $4,001,851, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 8/22/19-2/15/48; total market value $4,080,000. (xx)	4,000,000	4,000,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $8,001,647, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125%-4.625%, maturing 1/31/20-11/15/48; total market value $8,620,545. (xx)	$8,000,000	$8,000,000

Total Repurchase Agreements		19,820,559

Total Short-Term Investments (3.4%) (Cost $41,046,289)		41,047,872

Total Investments in Securities (100.8%) (Cost $567,175,635)		1,228,960,551
Other Assets Less Liabilities (-0.8%)		(10,023,137)

Net Assets (100%)		$1,218,937,414

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2019, the market value of these securities amounted to $2,072,118 or 0.2% of net assets.

(x)	All or a portion of security is on loan at June 30, 2019.
(xx)

At June 30, 2019, the Portfolio had loaned securities with a total value of $54,134,504. This was collateralized by $36,037,428 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/19 - 5/15/49 and by cash of $19,820,559 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$131,374,602	$2,566,953	$—	$133,941,555
Consumer Discretionary	83,477,399	1,118,692	—	84,596,091
Health Care	1,264,458	—	—	1,264,458
Industrials	14,385,437	—	—	14,385,437
Information Technology	709,667,570	8,566,195	—	718,233,765
Exchange Traded Funds	235,491,373	—	—	235,491,373
Short-Term Investments
Investment Company	21,227,313	—	—	21,227,313
Repurchase Agreements	—	19,820,559	—	19,820,559

Total Assets	$1,196,888,152	$32,072,399	$—	$1,228,960,551

Total Liabilities	$—	$—	$—	$—

Total	$1,196,888,152	$32,072,399	$—	$1,228,960,551

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$728	$728

Total	$728	$728

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $3,687,000 for twelve days during the six months ended June 30, 2019.

Investment security transactions for the six months ended June 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$306,021,986
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$353,321,601

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$657,470,070
Aggregate gross unrealized depreciation	(9,638,425)

Net unrealized appreciation	$647,831,645

Federal income tax cost of investments in securities and derivative instruments, if applicable	$581,128,906

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $547,355,076)	$1,209,139,992
Repurchase Agreements (Cost $19,820,559)	19,820,559
Cash	13,630,829
Foreign cash (Cost $815,639)	783,314
Receivable for securities sold	655,816
Receivable for Portfolio shares sold	464,164
Dividends, interest and other receivables	349,012
Securities lending income receivable	48,046
Receivable from sub-adviser	27
Other assets	13,426

Total assets	1,244,905,185

LIABILITIES
Payable for return of collateral on securities loaned	19,820,559
Payable for securities purchased	3,868,925
Payable for Portfolio shares redeemed	961,053
Investment management fees payable	783,706
Distribution fees payable – Class IB	235,827
Administrative fees payable	119,788
Trustees’ fees payable	11,716
Distribution fees payable – Class IA	5,473
Accrued expenses	160,724

Total liabilities	25,967,771

NET ASSETS	$1,218,937,414

Net assets were comprised of:
Paid in capital	$505,049,750
Total distributable earnings (loss)	713,887,664

Net assets	$1,218,937,414

Class IA
Net asset value, offering and redemption price per share, $27,211,564 / 883,085 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.81

Class IB
Net asset value, offering and redemption price per share, $1,171,911,175 / 39,476,275 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.69

Class K
Net asset value, offering and redemption price per share, $19,814,675 / 629,540 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.47

(x)	Includes value of securities on loan of $54,134,504.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $22,964 foreign withholding tax)	$4,642,266
Interest	128,024
Securities lending (net)	512,131

Total income	5,282,421

EXPENSES
Investment management fees	5,465,371
Distribution fees – Class IB	1,393,933
Administrative fees	716,731
Custodian fees	75,819
Printing and mailing expenses	47,851
Professional fees	43,854
Distribution fees – Class IA	32,120
Trustees’ fees	17,575
Miscellaneous	12,599

Gross expenses	7,805,853
Less: Waiver from investment manager	(869,941)

Net expenses	6,935,912

NET INVESTMENT INCOME (LOSS)	(1,653,491)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	49,423,749
Forward foreign currency contracts	728
Foreign currency transactions	(18,452)

Net realized gain (loss)	49,406,025

Change in unrealized appreciation (depreciation) on:
Investments in securities	211,210,575
Foreign currency translations	(4,686)

Net change in unrealized appreciation (depreciation)	211,205,889

NET REALIZED AND UNREALIZED GAIN (LOSS)	260,611,914

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$258,958,423

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,653,491)	$(4,226,747)
Net realized gain (loss)	49,406,025	122,952,539
Net change in unrealized appreciation (depreciation)	211,205,889	(88,380,721)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	258,958,423	30,345,071

Distributions to shareholders:
Class IA	—	(2,782,875)
Class IB	—	(120,256,528)
Class K	—	(1,921,803)

Total distributions to shareholders	—	(124,961,206)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 45,777 and 152,288 shares, respectively ]	1,309,934	4,548,148
Capital shares issued in reinvestment of dividends and distributions [ 0 and 103,169 shares, respectively ]	—	2,782,875
Capital shares repurchased [ (112,825) and (128,843) shares, respectively ]	(3,064,722)	(3,737,145)

Total Class IA transactions	(1,754,788)	3,593,878

Class IB
Capital shares sold [ 1,602,015 and 4,369,654 shares, respectively ]	44,329,108	126,852,584
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,622,710 shares, respectively ]	—	120,256,528
Capital shares repurchased [ (3,475,012) and (6,982,430) shares, respectively ]	(96,605,268)	(201,279,230)

Total Class IB transactions	(52,276,160)	45,829,882

Class K
Capital shares sold [ 411,656 and 915,864 shares, respectively ]	12,177,457	27,966,871
Capital shares issued in reinvestment of dividends and distributions [ 0 and 70,053 shares, respectively ]	—	1,921,803
Capital shares repurchased [ (398,243) and (836,627) shares, respectively ]	(11,812,359)	(25,496,049)

Total Class K transactions	365,098	4,392,625

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(53,665,850)	53,816,385

TOTAL INCREASE (DECREASE) IN NET ASSETS	205,292,573	(40,799,750)
NET ASSETS:
Beginning of period	1,013,644,841	1,054,444,591

End of period	$1,218,937,414	$1,013,644,841

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$24.48	$26.79	$20.83	$20.09	$20.35	$19.23

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.11)	(0.07)	— #	(0.05)	(0.04)
Net realized and unrealized gain (loss)	6.37	0.98	8.19	1.80	1.29	2.65

Total from investment operations	6.33	0.87	8.12	1.80	1.24	2.61

Less distributions:
Dividends from net investment income	—	—	— #	— #	—	—
Distributions from net realized gains	—	(3.18)	(2.16)	(1.06)	(1.50)	(1.49)

Total dividends and distributions	—	(3.18)	(2.16)	(1.06)	(1.50)	(1.49)

Net asset value, end of period	$30.81	$24.48	$26.79	$20.83	$20.09	$20.35

Total return (b)	25.90%	2.34%	39.12%	8.96%	6.29%	13.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,212	$23,255	$22,066	$17,010	$16,132	$16,481
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.24%	1.25%	1.25%	1.28%	1.37%
Before waivers (a)(f)	1.35%	1.35%	1.36%	1.37%	1.35%	1.40%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.29)%	(0.36)%	(0.26)%	0.02%	(0.23)%	(0.20)%
Before waivers (a)(f)	(0.44)%	(0.48)%	(0.36)%	(0.10)%	(0.30)%	(0.23)%
Portfolio turnover rate (z)^	27%	52%	51%	64%	67%	59%

Class IB	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$23.58	$25.92	$20.21	$19.51	$19.81	$18.75

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.11)	(0.06)	— #	(0.05)	(0.04)
Net realized and unrealized gain (loss)	6.15	0.95	7.93	1.76	1.25	2.59

Total from investment operations	6.11	0.84	7.87	1.76	1.20	2.55

Less distributions:
Dividends from net investment income	—	—	— #	— #	—	—
Distributions from net realized gains	—	(3.18)	(2.16)	(1.06)	(1.50)	(1.49)

Total dividends and distributions	—	(3.18)	(2.16)	(1.06)	(1.50)	(1.49)

Net asset value, end of period	$29.69	$23.58	$25.92	$20.21	$19.51	$19.81

Total return (b)	25.91%	2.30%	39.09%	8.97%	6.26%	13.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,171,911	$975,006	$1,019,644	$778,933	$786,566	$787,345
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.24%	1.25%	1.25%	1.28%	1.37%
Before waivers (a)(f)	1.35%	1.35%	1.36%	1.37%	1.35%	1.40%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.29)%	(0.37)%	(0.25)%	0.02%	(0.23)%	(0.20)%
Before waivers (a)(f)	(0.44)%	(0.48)%	(0.36)%	(0.10)%	(0.30)%	(0.23)%
Portfolio turnover rate (z)^	27%	52%	51%	64%	67%	59%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$24.97	$27.28	$21.13	$20.36	$20.55	$19.37

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.04)	— #	0.06	— #	0.04
Net realized and unrealized gain (loss)	6.51	0.99	8.31	1.83	1.31	2.63

Total from investment operations	6.50	0.95	8.31	1.89	1.31	2.67

Less distributions:
Dividends from net investment income	—	(0.08)	— #	(0.06)	—	—
Distributions from net realized gains	—	(3.18)	(2.16)	(1.06)	(1.50)	(1.49)

Total dividends and distributions	—	(3.26)	(2.16)	(1.12)	(1.50)	(1.49)

Net asset value, end of period	$31.47	$24.97	$27.28	$21.13	$20.36	$20.55

Total return (b)	26.07%	2.55%	39.47%	9.21%	6.57%	13.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,815	$15,384	$12,735	$5,960	$5,468	$5,849
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.99%	1.00%	1.00%	1.03%	1.10%
Before waivers (a)(f)	1.10%	1.10%	1.10%	1.12%	1.10%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.03)%	(0.12)%	(0.02)%	0.28%	0.02%	0.17%
Before waivers (a)(f)	(0.18)%	(0.23)%	(0.12)%	0.16%	(0.05)%	0.13%
Portfolio turnover rate (z)^	27%	52%	51%	64%	67%	59%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers one hundred-and-nine portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

FMG LLC contributed seed capital at the Portfolios’ commencement of operations as listed below:

Portfolios:	Commencement Date	Class	Seed capital
1290 VT Moderate Growth Allocation	2/1/2019	Class IB	$100,000
1290 VT Moderate Growth Allocation	2/1/2019	Class K	4,900,000
EQ/American Century Moderate Growth Allocation	2/1/2019	Class IB	100,000
EQ/American Century Moderate Growth Allocation	2/1/2019	Class K	9,900,000
EQ/AXA Investment Managers Moderate Allocation	2/1/2019	Class IB	100,000
EQ/AXA Investment Managers Moderate Allocation	2/1/2019	Class K	9,900,000
EQ/First Trust Moderate Growth Allocation	2/1/2019	Class IB	100,000
EQ/First Trust Moderate Growth Allocation	2/1/2019	Class K	9,900,000
EQ/Goldman Sachs Growth Allocation	2/1/2019	Class IB	100,000
EQ/Goldman Sachs Growth Allocation	2/1/2019	Class K	9,900,000
EQ/Invesco Moderate Growth Allocation	2/1/2019	Class IB	100,000
EQ/Invesco Moderate Growth Allocation	2/1/2019	Class K	9,900,000
EQ/Legg Mason Growth Allocation	2/1/2019	Class IB	100,000
EQ/Legg Mason Growth Allocation	2/1/2019	Class K	9,900,000

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Adviser and each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Adviser, independently chooses and maintains a portfolio of securities for the Portfolio(s).

The All Asset Growth-Alt 20 Portfolio is a type of mutual fund often described as a “fund-of-funds”. This Portfolio pursues its investment objectives by investing exclusively in other mutual funds managed by FMG LLC and unaffiliated investment companies or exchange-traded funds (“ETFs”).

Each of the EQ/Ultra Conservative Strategy Portfolio (formerly AXA Ultra Conservative Strategy Portfolio), EQ/Conservative Strategy Portfolio (formerly AXA Conservative Strategy Portfolio), EQ/Conservative Growth Strategy Portfolio (formerly AXA Conservative Growth Strategy Portfolio), EQ/Balanced Strategy Portfolio (formerly AXA Balanced Strategy Portfolio), EQ/Moderate Growth Strategy Portfolio (formerly AXA Moderate Growth Strategy Portfolio), EQ/Growth Strategy Portfolio (formerly AXA Growth Strategy Portfolio) and EQ/Aggressive Growth Strategy Portfolio (formerly AXA Aggressive Strategy Portfolio) (each, an “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”) and EQ/Franklin Templeton Allocation Managed Volatility Portfolio (formerly AXA/Franklin Templeton Allocation Managed Volatility Portfolio) is a type of mutual fund often described as a “fund-of-funds.” The EQ/Franklin Templeton Allocation Managed

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Volatility Portfolio and Strategic Allocation Series Portfolios pursue their investment objectives by investing exclusively in other affiliated mutual funds managed by FMG LLC.

Each of the 1290 VT Energy Portfolio, 1290 VT Low Volatility Global Equity Portfolio, 1290 VT Moderate Growth Allocation Portfolio and 1290 VT Multi-Alternative Strategies Portfolio (each, an “ETF Portfolio” and together, the “ETF Portfolios”) is a type of mutual fund often described as a “fund-of-funds.” The ETF Portfolios pursue their investment objectives by investing exclusively in unaffiliated ETFs.

For each of the above-referenced fund-of-funds Portfolios, the underlying funds’ financial statements are included in each underlying fund’s annual report, which is filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

Each of the EQ/500 Managed Volatility Portfolio (formerly AXA 500 Managed Volatility Portfolio), EQ/400 Managed Volatility Portfolio (formerly AXA 400 Managed Volatility Portfolio), EQ/2000 Managed Volatility Portfolio (formerly AXA 2000 Managed Volatility Portfolio), EQ/International Managed Volatility Portfolio (formerly AXA International Managed Volatility Portfolio), ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio and the ATM International Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the 1290 VT Convertible Securities Portfolio, 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, EQ/Global Equity Managed Volatility Portfolio (formerly AXA Global Equity Managed Volatility Portfolio), EQ/International Core Managed Volatility Portfolio (formerly AXA International Core Managed Volatility Portfolio), EQ/International Value Managed Volatility Portfolio (formerly AXA International Value Managed Volatility Portfolio), EQ/Large Cap Core Managed Volatility Portfolio (formerly AXA Large Cap Core Managed Volatility Portfolio), EQ/Large Cap Growth Managed Volatility Portfolio (formerly AXA Large Cap Growth Managed Volatility Portfolio), EQ/Large Cap Value Managed Volatility Portfolio (formerly AXA Large Cap Value Managed Volatility Portfolio), EQ/Mid Cap Value Managed Volatility Portfolio (formerly AXA Mid Cap Value Managed Volatility Portfolio), EQ/AB Small Cap Growth Portfolio (formerly AXA/AB Small Cap Growth Portfolio), EQ/Franklin Balanced Managed Volatility Portfolio (formerly AXA/Franklin Balanced Managed Volatility Portfolio), EQ/Franklin Small Cap Value Managed Volatility Portfolio (formerly AXA/Franklin Small Cap Value Managed Volatility Portfolio), EQ/Morgan Stanley Small Cap Growth Portfolio (formerly AXA/Morgan Stanley Small Cap Growth Portfolio), EQ/Templeton Global Equity Managed Volatility Portfolio (formerly AXA/Templeton Global Equity Managed Volatility Portfolio), EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio and Multimanager Technology Portfolio may utilize multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the

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other Sub-Adviser, the Multiadviser Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC.

The investment objectives of each Portfolio are as follows:

All Asset Growth-Alt 20 Portfolio — Seeks long-term capital appreciation and current income.

EQ/Ultra Conservative Strategy Portfolio — Seeks current income.

EQ/Conservative Strategy Portfolio — Seeks a high level of current income.

EQ/Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

EQ/Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

EQ/Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

EQ/Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Franklin Templeton Allocation Managed Volatility Portfolio — Primarily seeks capital appreciation and secondarily seeks income.

1290 VT Energy Portfolio — Seeks long-term capital appreciation.

1290 VT Low Volatility Global Equity Portfolio — Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.

1290 VT Moderate Growth Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.

1290 VT Multi-Alternative Strategies Portfolio — Seeks long-term growth of capital.

1290 VT Convertible Securities Portfolio (sub-advised by Palisade Capital Management, L.L.C.) — Seeks a high level of total return.

1290 VT DoubleLine Dynamic Allocation Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to achieve total return from long-term capital appreciation and income.

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1290 VT DoubleLine Opportunistic Bond Portfolio (sub-advised by DoubleLine) — Seeks to maximize current income and total return.

1290 VT Equity Income Portfolio (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

1290 VT GAMCO Mergers & Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

1290 VT GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

1290 VT High Yield Bond Portfolio (sub-advised by AXA Investment Managers, Inc. (“AXA IM”), an affiliate of FMG LLC, and Post Advisory Group, LLC) — Seeks to maximize current income.

1290 VT Micro Cap Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

1290 VT Natural Resources Portfolio (sub-advised by AllianceBernstein L.P. (“AB”), an affiliate of FMG LLC) — Seeks to achieve long-term growth of capital.

1290 VT Real Estate Portfolio (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income.

1290 VT Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Kinetics Asset Management LLC, formerly, Horizon Asset Management LLC) — Seeks to achieve long-term growth of capital.

1290 VT SmartBeta Equity Portfolio (sub-advised by AXA Rosenberg Investment Management LLC, an affiliate of FMG LLC) — Seeks to achieve long-term capital appreciation.

1290 VT Socially Responsible Portfolio (sub-advised by BlackRock) — Seeks to achieve long-term capital appreciation.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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EQ/2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/AB Dynamic Aggressive Growth Portfolio (formerly AXA/AB Dynamic Aggressive Growth Portfolio) (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Growth Portfolio (formerly AXA/AB Dynamic Growth Portfolio) (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Moderate Growth Portfolio (formerly AXA/AB Dynamic Moderate Growth Portfolio) (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

EQ/AB Short Duration Government Bond Portfolio (formerly AXA/AB Short Duration Government Bond Portfolio) (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/American Century Mid Cap Value Portfolio (sub-advised by American Century Investment Management, Inc. (“American Century”)) — Seeks to achieve long-term capital growth. Income is a secondary objective.

EQ/American Century Moderate Growth Allocation Portfolio (sub-advised by American Century) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/AXA Investment Managers Moderate Allocation Portfolio (sub-advised by AXA IM) — Seeks long-term total return while managing portfolio volatility.

EQ/BlackRock Basic Value Equity Portfolio (sub-advised by BlackRock) — Seeks to achieve capital appreciation and secondarily, income.

EQ/Capital Guardian Research Portfolio (sub-advised by Capital Guardian Trust Company (“Capital Guardian”)) — Seeks to achieve long-term growth of capital.

EQ/ClearBridge Large Cap Growth Portfolio (formerly AXA/ClearBridge Large Cap Growth Portfolio) (sub-advised by ClearBridge Investments, LLC (“ClearBridge”)) — Seeks to achieve long-term capital growth.

EQ/ClearBridge Select Equity Managed Volatility Portfolio (sub-advised by BlackRock and ClearBridge) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

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EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST Partners, LLC (“EARNEST”)) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500® Index.

EQ/Fidelity Institutional AM® Large Cap Portfolio (sub-advised by FIAM LLC) — Seeks to achieve long-term capital appreciation.

EQ/First Trust Moderate Growth Allocation Portfolio (sub-advised by First Trust Advisors L.P.) — Seeks long-term total return while managing portfolio volatility.

EQ/Franklin Balanced Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Advisers, Inc. (“Franklin Advisers”)) — Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Franklin Rising Dividends Portfolio (sub-advised by Franklin Advisers) — Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

EQ/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC (“Franklin Mutual”)) — Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Franklin Strategic Income Portfolio (sub-advised by Franklin Advisers) — Seeks a high level of current income. A secondary goal is long-term capital appreciation.

EQ/Global Bond PLUS Portfolio (sub-advised by BlackRock and Wells Fargo Asset Management (International), LLC and Wells Capital Management, Inc.) — Seeks to achieve capital growth and current income.

EQ/Global Equity Managed Volatility Portfolio (sub-advised by BlackRock, Morgan Stanley Investment Management, Inc. (“MSIM”) and Invesco Advisers, Inc. (“Invesco”) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. Invesco replaced OppenheimerFunds, Inc. (“Oppenheimer”) as a sub-adviser to the Portfolio following Invesco’s acquisition of Oppenheimer on May 24, 2019.

EQ/Goldman Sachs Growth Allocation Portfolio (sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”)) — Seeks to achieve long term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Goldman Sachs Mid Cap Value Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation.

EQ/Goldman Sachs Moderate Growth Allocation Portfolio (formerly AXA/Goldman Sachs Strategic Allocation Portfolio) (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.

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EQ/International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST, Federated Global Investment Management Corp. and Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50® Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/International Value Managed Volatility Portfolio (sub-advised by BlackRock and Harris Associates LP) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/Invesco Global Real Estate Portfolio (sub-advised by Invesco) — Seeks to achieve total return through growth of capital and current income.

EQ/Invesco International Growth Portfolio (sub-advised by Invesco) — Seeks to achieve long-term growth of capital.

EQ/Invesco Moderate Allocation Portfolio (formerly AXA/Invesco Strategic Allocation Portfolio) (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Invesco Moderate Growth Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Ivy Energy Portfolio (sub-advised by Ivy Investment Management Company (“IICO”)) — Seeks to provide capital growth and appreciation.

EQ/Ivy Mid Cap Growth Portfolio (sub-advised by IICO) — Seeks to provide growth of capital.

EQ/Ivy Science and Technology Portfolio (sub-advised by IICO) — Seeks to provide growth of capital.

EQ/Janus Enterprise Portfolio (formerly AXA/Janus Enterprise Portfolio) (sub-advised by Janus Capital Management LLC) — Seeks to achieve capital growth.

EQ/JPMorgan Growth Allocation Portfolio (formerly AXA/JPMorgan Strategic Allocation Portfolio) (sub-advised by J.P. Morgan Investment Management, Inc. (“JPMorgan”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital Guardian, Thornburg Investment Management, Inc. and Vaughan Nelson Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

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EQ/Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, HS Management Partners, LLC, Loomis Sayles & Company, L.P. (“Loomis Sayles”), Polen Capital Management, LLC and T. Rowe Price Associates, Inc. (“T. Rowe Price”)) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Value Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value Managed Volatility Portfolio (sub-advised by AB, BlackRock and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Lazard Emerging Markets Equity Portfolio (sub-advised by Lazard Asset Management LLC (“Lazard”)) — Seeks to achieve long-term capital appreciation.

EQ/Legg Mason Growth Allocation Portfolio (sub-advised by QS Investors, LLC (“QS Investors”)) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Legg Mason Moderate Allocation Portfolio (formerly AXA/Legg Mason Strategic Allocation Portfolio) (sub-advised by QS Investors) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Loomis Sayles Growth Portfolio (formerly AXA/Loomis Sayles Growth Portfolio) (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS International Value Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Technology Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Utilities Series Portfolio (sub-advised by MFS) — Seeks to achieve total return.

EQ/Mid Cap Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index.

EQ/Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and Wellington Management Company, LLP (“Wellington Management”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Money Market Portfolio (sub-advised by BNY Mellon Investment Adviser, Inc., formerly The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

EQ/Oppenheimer Global Portfolio (sub-advised by Invesco) — Seeks to achieve capital appreciation. Invesco replaced Oppenheimer as sub-adviser to the Portfolio effective May 24, 2019.

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EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Real Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Total Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Growth Stock Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation and secondarily, income.

EQ/T. Rowe Price Health Sciences Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation.

EQ/Templeton Global Equity Managed Volatility Portfolio (sub-advised by BlackRock and Templeton Global Advisors Limited) — Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/UBS Growth and Income Portfolio (sub-advised by UBS Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, ClearBridge, 1832 Asset Management U.S. Inc. (“1832 US”), T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital. Effective June 30, 2019, 1832 US replaced Scotia Institutional Asset Management US, Ltd. as a sub-adviser to the Portfolio.

Multimanager Core Bond Portfolio (sub-advised by BlackRock Financial Management, Inc., DoubleLine, PIMCO and SSGA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Mid Cap Growth Portfolio (sub-advised by AB, BlackRock, Franklin Advisers and Wellington Management) — Seeks to achieve long-term growth of capital.

Multimanager Mid Cap Value Portfolio (sub-advised by BlackRock, Diamond Hill and American Century) — Seeks to achieve long-term growth of capital. On April 5, 2019, American Century replaced Lord Abbett as a Sub-Adviser to the Portfolio.

Multimanager Technology Portfolio (sub-advised by AB, Allianz Global Investors U.S. LLC and Wellington Management) — Seeks to achieve long-term growth of capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

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In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. (“ASU”) 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Portfolios adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019.

As a result of the adoption of ASU 2017-08, as of January 1, 2019, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased as listed below. There is no impact on net assets or overall results from operations.

1290 VT Convertible Securities	$—
1290 VT DoubleLine Dynamic Allocation	3,588
1290 VT DoubleLine Opportunistic Bond	60,619
1290 VT High Yield	287,618
EQ/AB Short Duration Government Bond	14,138
EQ/Core Bond Index	196,932
EQ/Franklin Balanced Managed Volatility	76,002
EQ/Franklin Strategic Income	9,486
EQ/Global Bond PLUS	6,860
EQ/Intermediate Government Bond	13,669
EQ/Invesco Moderate Growth Allocation	—
EQ/PIMCO Global Real Return	252
EQ/PIMCO Real Return	3,932
EQ/PIMCO Total Return	43,261
EQ/PIMCO Ultra Short Bond	141,124
EQ/Quality Bond PLUS	340,859
Multimanager Core Bond	36,666

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements under U.S. GAAP. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU and delay adoption of the new disclosures until their effective date. As such, the Portfolios have early adopted the eliminated and modified disclosures, as permitted by this ASU.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally valued at a bid price estimated by a broker.

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June 30, 2019 (Unaudited)

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such underlying funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee, generally based upon recommendations provided by a Portfolio’s sub-adviser. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the

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June 30, 2019 (Unaudited)

stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statements of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” is intended to ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s senior security and borrowing restrictions.

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June 30, 2019 (Unaudited)

In the case of a credit default swap sold by a Portfolio (i.e., where the Portfolio is selling credit default protection), the Portfolio may value the credit default swap at its notional amount in applying certain of the Portfolio’s investment policies and restrictions, but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions.

A Portfolio may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

During the six months ended June 30, 2019, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2019, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

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June 30, 2019 (Unaudited)

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At June 30, 2019, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

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June 30, 2019 (Unaudited)

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2018. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Offering costs incurred in connection with the offering of shares of a Portfolio will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Portfolio’s commencement of public offering of shares.

Offering costs incurred during the six months ended June 30, 2019 by the Portfolios shown below were:

Portfolios:	Amounts
1290 VT Moderate Growth Allocation	$17,992
EQ/American Century Moderate Growth Allocation	18,477
EQ/AXA Investment Managers Moderate Allocation	18,477
EQ/First Trust Moderate Growth Allocation	18,477
EQ/Goldman Sachs Growth Allocation	18,477
EQ/Invesco Moderate Growth Allocation	18,477
EQ/Legg Mason Growth Allocation	18,477

Offering costs incurred during the year ended December 31, 2018 by the Portfolios shown below were:

Portfolios:	Amounts
EQ/American Century Mid Cap Value	$56,399
EQ/Fidelity Institutional AM® Large Cap	147,808
EQ/Franklin Rising Dividends	29,286
EQ/Franklin Strategic Income	22,460
EQ/Goldman Sachs Mid Cap Value	18,514
EQ/Invesco Global Real Estate	39,630
EQ/Invesco International Growth	33,532
EQ/Ivy Energy	20,471
EQ/Ivy Mid Cap Growth	53,018
EQ/Ivy Science and Technology	27,989
EQ/Lazard Emerging Markets Equity	69,877
EQ/MFS International Value	160,137
EQ/MFS Technology	41,686
EQ/MFS Utilities Series	34,408
EQ/PIMCO Real Return	17,455
EQ/PIMCO Total Return	49,421
EQ/T. Rowe Price Health Sciences	34,674

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June 30, 2019 (Unaudited)

Amortized offering costs are disclosed in the Statement of Operations.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2018, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market Portfolio declares and distributes daily and Multimanager Core Bond Portfolio declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to capital loss carryover (1290 VT Energy, 1290 VT DoubleLine Opportunistic Bond, 1290 VT High Yield Bond, 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Dynamic Growth, EQ/AB Short Duration Government Bond, EQ/Invesco Moderate Allocation, EQ/JPMorgan Growth Allocation, EQ/Legg Mason Moderate Allocation, EQ/Emerging Markets Equity PLUS, EQ/Fidelity Institutional AM® Large Cap, EQ/Global Bond PLUS, EQ/International Equity Index,

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

EQ/Quality Bond PLUS, EQ/PIMCO Ultra Short Bond and Multimanager Core Bond), deferral of losses on offsetting positions (ATM International Managed Volatility, ATM Large Cap Managed Volatility, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/Clearbridge Select Equity Managed Volatility, EQ/Franklin Balanced Managed Volatility, EQ/Franklin Small Cap Value Managed Volatility, EQ/Invesco Moderate Allocation, EQ/Templeton Global Equity Managed Volatility, EQ/PIMCO Global Real Return and Multimanager Aggressive Equity), foreign currency forwards mark-to-market (EQ/Global Bond PLUS), investment in PFICs (1290 VT Real Estate), mark to market of futures contracts (EQ/AB Dynamic Moderate Growth, EQ/Goldman Sachs Moderate Growth Allocation, EQ/JPMorgan Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Emerging Markets Equity PLUS and EQ/PIMCO Total Return), post-October loss deferrals (1290 VT DoubleLine Dynamic Allocation, 1290 VT Equity Income, 1290 VT Natural Resources, ATM International Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, EQ/400 Managed Volatility, EQ/500 Managed Volatility, EQ/2000 Managed Volatility, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility, EQ/International Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Mid Cap Value Managed Volatility, EQ/AB Small Cap Growth, EQ/Clearbridge Select Equity Managed Volatility, EQ/Franklin Balanced Managed Volatility, EQ/Franklin Small Cap Value Managed Volatility, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/JPMorgan Growth Allocation, EQ/Goldman Sachs Mid Cap Value, EQ/Ivy Energy, EQ/JPMorgan Value Opportunities, EQ/MFS Technology, EQ/PIMCO Global Real Return, EQ/PIMCO Total Return and EQ/PIMCO Ultra Short Bond), partnership basis adjustments (1290 VT Small Cap Value) and wash sale loss deferrals (1290 VT GAMCO Mergers & Acquisitions, 1290 VT Natural Resources, EQ/International Core Managed Volatility, EQ/Mid Cap Value Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Clearbridge Select Equity Managed Volatility, EQ/BlackRock Basic Value Equity, EQ/Common Stock Index, EQ/Invesco Comstock, EQ/Large Cap Value Index, EQ/PIMCO Global Real Return and Multimanager Technology). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax character of distributions for the years ended December 31, 2018 and December 31, 2017 and the tax composition of undistributed ordinary income and undistributed long term gains at December 31, 2018 are presented in the following table:

	Year Ended December 31, 2018		As of December 31, 2018		Year Ended December 31, 2017
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
All Asset Growth-Alt 20	$6,484,636	$10,706,637	$59,927	$11,131,294	$5,308,444	$6,461,703
EQ/Ultra Conservative Strategy	7,565,169	910,732	—	1,170,389	1,472,245	622,077
EQ/Conservative Strategy	8,821,029	15,362,479	7,650	3,853,984	9,210,280	8,237,543
EQ/Conservative Growth Strategy	19,359,061	30,060,917	75,639	13,753,791	20,072,794	14,387,794
EQ/Balanced Strategy	46,472,198	69,410,059	211,325	40,181,056	46,909,373	33,897,805
EQ/Moderate Growth Strategy	94,683,766	161,966,675	53,473	97,451,595	103,968,691	82,347,341
EQ/Growth Strategy	65,830,820	87,523,261	42,996	75,835,814	77,982,821	39,686,294
EQ/Aggressive Growth Strategy	45,867,335	59,318,800	7,417	61,081,394	54,200,204	27,864,467
EQ/Franklin Templeton Allocation Managed Volatility	26,599,953	244,882,414	—	52,020,418	21,226,016	21,423,331
1290 VT Energy	109,132	—	—	—	116,759	—
1290 VT Low Volatility Global Equity	365,399	2,702	2,658	—	269,672	9,307

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June 30, 2019 (Unaudited)

	Year Ended December 31, 2018		As of December 31, 2018		Year Ended December 31, 2017
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 VT Multi-Alternative Strategies	$66,236	$3,522	$40,402	$—	$18,970	$—
1290 VT Convertible Securities	558,578	514,352	144,023	33,844	717,160	324,159
1290 VT DoubleLine Dynamic Allocation	2,312,424	—	—	—	1,210,664	1,853,448
1290 VT DoubleLine Opportunistic Bond	10,532,048	—	1,795	—	5,553,167	—
1290 VT Equity Income	33,783,389	141,613,829	232,050	5,348,967	10,559,255	45,254,806
1290 VT GAMCO Mergers & Acquisitions	3,690,992	5,736,741	511,493	15,496	6,998,387	6,109,347
1290 VT GAMCO Small Company Value	21,411,767	149,695,689	—	7,715,344	26,515,176	231,682,546
1290 VT High Yield Bond	11,170,610	—	—	—	10,002,151	—
1290 VT Micro Cap	7,278,061	17,841,530	—	—	1,749,257	8,863,172
1290 VT Natural Resources	581,651	—	—	—	572,139	—
1290 VT Real Estate	887,704	—	—	—	1,186,090	19,987
1290 VT Small Cap Value	5,662,085	7,192,162	—	—	6,082,543	10,343,184
1290 VT SmartBeta Equity	327,209	758,741	—	67,772	388,011	359,887
1290 VT Socially Responsible	2,928,125	2,584,872	—	441,510	1,807,314	20,038,032
ATM Large Cap Managed Volatility	51,401,717	205,772,238	—	29,813,730	74,164,857	170,705,170
ATM Mid Cap Managed Volatility	2,188,550	14,732,083	—	—	3,022,112	17,859,222
ATM Small Cap Managed Volatility	14,960,906	72,272,769	—	—	18,177,465	58,470,619
ATM International Managed Volatility	39,313,722	11,528,764	—	—	39,715,936	—
EQ/500 Managed Volatility	134,323,269	179,730,557	—	5,638,804	171,811,240	117,904,692
EQ/400 Managed Volatility	7,164,237	46,925,652	—	—	11,020,370	47,845,383
EQ/2000 Managed Volatility	50,176,392	202,086,782	—	—	73,737,261	143,693,825
EQ/International Managed Volatility	53,003,361	—	—	—	63,700,886	5,809,587
EQ/AB Dynamic Aggressive Growth	1,061,110	25,131	2,113	—	35,766	—
EQ/AB Dynamic Growth	9,055,199	598,113	—	—	8,253,232	3,466,864
EQ/AB Dynamic Moderate Growth	33,107,050	22,314,613	—	24,064,669	58,611,541	13,945,040
EQ/AB Short Duration Government Bond	20,858,085	—	62,971	—	9,787,424	—
EQ/AB Small Cap Growth	86,199,422	232,561,276	—	23,079,678	31,729,776	145,269,925
EQ/American Century Mid Cap Value	1,310,451	44,215	—	—	—	—
EQ/BlackRock Basic Value Equity	31,048,909	135,821,955	74,007	8,272	25,353,250	—
EQ/Capital Guardian Research	8,024,248	40,271,361	237,574	6,616,934	2,318,589	22,376,961
EQ/ClearBridge Large Cap Growth	3,034,357	27,995,269	792,553	4,260,157	5,423,508	38,002,193
EQ/Clearbridge Select Equity Managed Volatility	7,123,102	94,831,351	—	1,381,410	11,421,356	31,760,138
EQ/Common Stock Index	76,821,683	273,855,899	—	60,030,569	73,185,063	—
EQ/Core Bond Index	165,989,580	—	—	—	146,779,600	—
EQ/Emerging Markets Equity PLUS	1,076,929	171,200	4,955	—	1,416,669	473,837
EQ/Equity 500 Index	83,057,149	124,782,503	—	29,397,357	80,536,007	42,369,293
EQ/Fidelity Institutional AM® Large Cap	1,737,060	—	131,027	—	—	—
EQ/Franklin Balanced Managed Volatility	35,040,959	45,123,070	—	—	33,228,643	—
EQ/Franklin Rising Dividends	415,162	—	267,015	—	—	—

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	Year Ended December 31, 2018			As of December 31, 2018		Year Ended December 31, 2017
Portfolios:	Distributed Ordinary Income		Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Franklin Small Cap Value Managed Volatility	$4,743,770		$31,128,894	$—	$1,819,810	$3,413,793	$24,423,415
EQ/Franklin Strategic Income	791,075		—	164,539	—	—	—
EQ/Global Bond PLUS	4,032,081		—	—	—	128,168	—
EQ/Global Equity Managed Volatility	23,621,080		156,210,158	159,506	795,502	25,636,286	—
EQ/Goldman Sachs Mid Cap Value	202,318		—	10,279	—	—	—
EQ/Goldman Sachs Moderate Growth Allocation	4,851,642	#	—	204,319	2,627,797	14,944,864	12,363,749
EQ/Intermediate Government Bond	121,502,727		—	376,143	—	87,909,400	4,504,492
EQ/International Core Managed Volatility	28,414,407		—	—	—	28,453,989	—
EQ/International Equity Index	43,065,988		—	—	—	46,970,521	—
EQ/International Value Managed Volatility	16,949,509		—	—	—	19,397,107	—
EQ/Invesco Comstock	4,514,681		8,865,893	—	1,400,352	1,792,089	—
EQ/Invesco Global Real Estate	1,116,519		—	792,385	123,835	—	—
EQ/Invesco International Growth	353,196		—	56,002	—	—	—
EQ/Invesco Moderate Allocation	2,497,863		554,540	25,561	—	3,404,445	4,724,481
EQ/Ivy Energy	90,822		—	—	—	—	—
EQ/Ivy Mid Cap Growth	24,364		—	16,065	—	—	—
EQ/Ivy Science and Technology	—		—	34,983	—	—	—
EQ/Janus Enterprise	2,896,583		49,842,327	—	4,965,385	14,995,098	78,661,566
EQ/JPMorgan Growth Allocation	485,791		60,439	4,835	—	18,970	—
EQ/JPMorgan Value Opportunities	30,532,020		29,824,078	47,794	43,563	44,961,458	24,935,370
EQ/Large Cap Core Managed Volatility	34,396,106		190,826,472	—	553,886	54,128,428	141,595,600
EQ/Large Cap Growth Index	17,318,404		78,952,156	212,756	13,235,188	14,636,922	50,347,452
EQ/Large Cap Growth Managed Volatility	63,782,557		377,482,298	419,804	4,358,371	104,534,169	307,057,790
EQ/Large Cap Value Index	15,940,415		23,047,275	—	3,191,143	19,283,505	14,079,992
EQ/Large Cap Value Managed Volatility	131,812,196		201,678,112	—	—	75,331,188	—
EQ/Lazard Emerging Markets Equity	497,035		—	—	—	—	—
EQ/Legg Mason Moderate Allocation	2,059,901		—	—	—	908,253	—
EQ/Loomis Sayles Growth	1,637,167		62,202,846	62,902	2,595,413	1,587,278	16,998,430
EQ/MFS International Growth	21,873,304		119,601,971	177,617	29,023,095	17,723,707	48,215,401
EQ/MFS International Value	—		—	101,043	—	—	—
EQ/MFS Technology	—		—	—	—	—	—
EQ/MFS Utilities Series	827,225		—	—	—	—	—
EQ/Mid Cap Index	25,872,608		141,221,470	—	14,798,539	19,119,535	167,878,858
EQ/Mid Cap Value Managed Volatility	35,487,213		143,907,070	—	—	55,512,606	100,572,286
EQ/Money Market	14,190,580		—	51,677	—	5,015,068	—
EQ/Morgan Stanley Small Cap Growth	11,522,630		33,794,315	5,524	17,289	10,105,860	18,365,295
EQ/Oppenheimer Global	1,045,357		7,627,329	18,776	—	1,385,575	—
EQ/PIMCO Global Real Return	2,349,702		—	46,006	—	840,068	—
EQ/PIMCO Real Return	529,678		13,165	331,406	—	—	—
EQ/PIMCO Total Return	2,587,370		—	1,253,570	—	—	—
EQ/PIMCO Ultra Short Bond	30,052,485		—	—	—	20,901,908	—
EQ/Quality Bond PLUS	27,288,186		—	—	—	20,153,117	—
EQ/Small Company Index	18,198,958		92,134,873	—	2,300,332	16,277,081	82,111,860
EQ/T. Rowe Price Growth Stock	11,936,026		98,399,216	105,367	4,842,628	11,616,023	95,829,372

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	Year Ended December 31, 2018		As of December 31, 2018		Year Ended December 31, 2017
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/T. Rowe Price Health Sciences	$—	$—	$—	$—	$—	$—
EQ/Templeton Global Equity Managed Volatility	25,870,109	68,512,031	—	—	12,225,044	—
EQ/UBS Growth and Income	3,602,601	7,916,062	315,640	115,466	2,805,182	4,201,781
Multimanager Aggressive Equity	28,485,650	92,629,355	115,124	10,412,910	1,717,836	—
Multimanager Core Bond	21,428,484	—	297,051	—	16,490,183	—
Multimanager Mid Cap Growth	4,019,283	23,193,796	—	642,437	3,151,926	10,960,970
Multimanager Mid Cap Value	3,381,995	12,350,512	—	608,788	1,620,195	—
Multimanager Technology	26,413,818	98,547,388	—	22,263,237	13,960,208	69,187,603

The following Portfolios had a Return of Capital during the year ended December 31, 2018:

Portfolios:	Return of Capital
1290 VT Micro Cap	$75,384
1290 VT Real Estate	208,962
1290 VT Small Cap Value	1,275,430
ATM Mid Cap Managed Volatility	87,105
ATM Small Cap Managed Volatility	488,653
EQ/400 Managed Volatility	323,309
EQ/2000 Managed Volatility	1,959,489
EQ/American Century Mid Cap Value	229,137
EQ/Global Bond PLUS	153,334
EQ/Lazard Emerging Markets Equity	123,936
EQ/Legg Mason Moderate Allocation	86,960
EQ/MFS Utilities Series	33,338
EQ/Mid Cap Value Managed Volatility	1,229,005

Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2017:

Portfolios:	Return of Capital
1290 VT Energy	$4,519
1290 VT Real Estate	55,400
EQ/PIMCO Global Real Return	205,971

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses; therefore, some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the table below.

The following Portfolios have capital loss carryforward amounts from prior to the RIC Mod Act available for use and utilized during 2018 as follows:

Portfolios:	Utilized
EQ/International Core Managed Volatility	$29,656,254
EQ/International Value Managed Volatility	1,547,821
EQ/Oppenheimer Global	3,113,370

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June 30, 2019 (Unaudited)

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolios:	INR (as of March 31, 2019)	Converted to USD (as of June 30, 2019)
EQ/Global Equity Managed Volatility	55,779,033	$808,070
EQ/MFS International Growth	45,858,831	664,356
EQ/Oppenheimer Global	26,069,195	377,664

The following Portfolios utilized net capital loss carryforwards during 2018 and/or have losses incurred that will be carried forward under the provisions of the RIC Mod Act are as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
1290 VT Energy	$4,782	$—	$39,074	$100,199
1290 VT Multi-Alternative Strategies	—	—	1,806	—
1290 VT DoubleLine Dynamic Allocation	—	—	—	164,069
1290 VT DoubleLine Opportunistic Bond	—	—	3,017,092	983,810
1290 VT High Yield Bond	—	—	2,833,192	7,318,751
1290 VT Natural Resources	3,020	—	475,898	967,403
1290 VT Real Estate	57,779	—	74,430	—
EQ/AB Dynamic Aggressive Growth	—	—	200,222	23,728
EQ/AB Dynamic Growth	—	—	2,908,881	283,570
EQ/AB Short Duration Government Bond	—	—	3,436,682	6,262,590
EQ/Core Bond Index	—	—	5,993,139	9,658,568
EQ/Emerging Markets Equity PLUS	—	—	935,320	1,309,295
EQ/Fidelity Institutional AM® Large Cap	—	—	12,387,443	—
EQ/Global Bond PLUS	—	—	986,435	581,160
EQ/Goldman Sachs Mid Cap Value	—	—	134,760	—
EQ/Intermediate Government Bond	—	—	10,308,965	30,074,158
EQ/International Equity Index	—	—	—	48,431,774
EQ/International Managed Volatility	—	—	3,291,414	1,221,911
EQ/International Value Managed Volatility	—	582,679	—	—
EQ/Invesco International Growth	—	—	34,240	—
EQ/Invesco Moderate Allocation	—	—	2,534,287	3,674,997
EQ/Ivy Energy	—	—	295,965	—
EQ/Ivy Mid Cap Growth	—	—	764,267	—
EQ/Ivy Science and Technology	—	—	27,853	—
EQ/JPMorgan Growth Allocation	—	—	512,473	641,265
EQ/Legg Mason Moderate Allocation	—	—	2,223,638	79,363
EQ/MFS Technology	—	—	26,176	—
EQ/MFS Utilities Series	—	—	110,813	—
EQ/Oppenheimer Global	2,456,028	3,457,405	—	—
EQ/PIMCO Global Real Return	—	1,540,060	—	—
EQ/PIMCO Ultra Short Bond	—	6,346,041	—	7,376,066
EQ/Quality Bond PLUS	—	—	5,781,540	12,546,186
EQ/T. Rowe Price Health Sciences	—	—	205,934	—
Multimanager Core Bond	—	—	2,907,456	8,566,443

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities

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June 30, 2019 (Unaudited)

sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At June 30, 2019, the Portfolios did not have any outstanding unfunded loan commitments.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire

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June 30, 2019 (Unaudited)

unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the

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June 30, 2019 (Unaudited)

value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Total Return Swap Agreements:

The 1290 VT DoubleLine Dynamic Allocation entered into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward settling transaction may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to

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June 30, 2019 (Unaudited)

extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.

Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/PIMCO Total Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the six months ended June 30, 2019. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisors on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisors on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely

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pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

Cash and Statement of Cash Flows:

During the six months ended June 30, 2019, the Trust adopted ASU 2016-15 “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments” and ASU 2016-18 — “Statement of Cash Flows (Topic 230) Restricted Cash”. ASU 2016-15 clarifies guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. ASU 2016-18 discusses the presentation of restricted cash in the statement of cash flows. In accordance with GAAP, the Portfolios consider cash which is not readily investable or available for withdrawal, such as initial margin pledged for derivatives, to be restricted cash for the purposes of reporting in the Statement of Cash Flows.

Due to the volume of sale-buyback transactions during the six months ended June 30, 2019, the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/PIMCO Total Return Portfolio and EQ/PIMCO Ultra Short Bond Portfolio are presenting a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Repurchase Agreements:

During the six months ended June 30, 2019, the EQ/Money Market Portfolio entered into repurchase agreements through an account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

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Joint Repurchase Agreements:

During the six months ended June 30, 2019, certain Portfolios have transferred cash collateral received from the securities lending program to a joint account at JPMorgan, the lending agent. The joint account aggregates cash collateral received from the participating Portfolios, along with other customers of JPMorgan, in order to execute joint repurchase agreement transactions with various counterparties (the “Joint Repurchase Agreements”). As such, each Portfolio has a proportionate interest in one or more of the Joint Repurchase Agreements. The Joint Repurchase Agreements can contractually be collateralized by U.S. Government Treasury Securities, U.S. Government Agency Securities, Supranational/ Non-U.S. Agency or U.S. Equity Securities and are held at a financial institution acting as a tri-party custodian. In a Joint Repurchase Agreement, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price, which reflects the effective rate of return for the term of the agreement. The underlying collateral is marked to market daily to ensure that the value of the collateral pledged is equal to or greater than the agreed upon repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to cause JPMorgan to liquidate the collateral. JPMorgan shall indemnify the Portfolios against a decline in the value of the collateral below the agreed upon repurchase price. However, the execution of such actions may result in the delay of realization of the collateral by the Portfolios. The details of the proportionate share of the Joint Repurchase Agreements open at June 30, 2019 for the Portfolios are reflected in each Portfolio’s Portfolio of Investments. At June 30, 2019, the Joint Repurchase Agreements (on a gross basis, including other customers of JPMorgan) in which the Portfolios participated were as follows:

Citigroup Global Markets Ltd., 2.60%, dated 6/28/19, due 7/1/19, repurchase price $200,043,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 3.125%, maturing 1/31/21 - 5/15/49; total market value $204,000,042.

Deutsche Bank AG, 2.75%, dated 6/28/19, due 7/1/19, repurchase price $50,011,458, collateralized by various Foreign Government Agency Securities, ranging from 1.375% - 2.625%, maturing 9/20/21 - 1/16/24; total market value $51,000,649.

Deutsche Bank Securities, Inc., 2.41%, dated 6/28/19, due 7/5/19, repurchase price $200,093,722, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 0.000%, maturing 2/15/35 - 11/15/48; total market value $204,000,000.

Natixis, 2.50%, dated 6/28/19, due 7/1/19, repurchase price $500,104,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.750% - 3.750%, maturing 5/31/20 - 8/15/46; total market value $510,106,311.

NBC Global Finance Ltd., 2.53%, dated 6/28/19, due 7/1/19, repurchase price $25,005,271, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125% - 3.125%, maturing 7/31/19 - 2/15/49; total market value $25,600,883.

NBC Global Finance Ltd., 2.56%, dated 6/28/19, due 7/5/19, repurchase price $150,074,667, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250% - 4.750%, maturing 8/15/19 - 2/15/48; total market value $164,146,807.

Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $100,046,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 8/22/19 - 2/15/48; total market value $102,000,000.

Societe Generale SA, 2.50%, dated 6/28/19, due 7/5/19, repurchase price $150,072,917, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125% - 4.625%, maturing 1/31/20 - 11/15/48; total market value $161,635,214.

Societe Generale SA, 2.38%, dated 6/28/19, due 7/5/19, repurchase price $250,115,694, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/25/19 - 2/15/49; total market value $255,000,000.

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Societe Generale SA, 2.47%, dated 6/28/19, due 7/1/19, repurchase price $250,051,458, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125% - 4.625%, maturing 1/31/20 - 11/15/48; total market value $269,392,023.

Societe Generale SA, 2.50%, dated 6/28/19, due 7/5/19, repurchase price $100,048,611, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.125% - 4.625%, maturing 1/31/20 - 11/15/48; total market value $107,756,809.

Securities Lending:

During the six months ended June 30, 2019, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at anytime.

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements or government money market funds and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Portfolios receive payments from the lending agent equivalent to any dividends and/ or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in joint repurchase agreements or government money market funds as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by FMG LLC. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Portfolios receive 90% of the net earnings of the Repurchase Agreements up to $45 million of aggregate earnings across all Portfolios within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement

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to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and JPMorgan.

At June 30, 2019, the Securities Lending Agreement does not permit the Portfolio to enforce a netting arrangement.

Market and Credit Risk:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, forward commitments and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements. As of June 30, 2019, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. A Portfolio is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced that after 2021 it will cease its active encouragement of UK banks to provide quotations needed to sustain LIBOR, suggesting that LIBOR may cease to be published after that time. Financial industry groups have begun planning for a transition to the use of a different benchmark, but there are obstacles to converting certain longer term securities and transactions to a new benchmark. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign

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governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

Forward commitments and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security.

The market values of the Portfolio’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Portfolio. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a financial derivatives contract, repurchase agreement or a loan of portfolio securities or other transactions, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated mutual funds and ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the

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June 30, 2019 (Unaudited)

liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment management agreement (the “Management Agreement”) with FMG LLC which provides that the Adviser is responsible for (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of the investment program for each Portfolio; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Portfolio; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to the investment objectives and policies of a Portfolio; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For its services under the Management Agreements, the Adviser is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
All Asset Growth-Alt 20	0.100% of average daily net assets
EQ/Franklin Templeton Allocation Managed Volatility	0.050% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Ultra Conservative Strategy	0.1000%	0.0925%	0.0900%	0.0875%
EQ/Conservative Strategy	0.1000	0.0925	0.0900	0.0875
EQ/Conservative Growth Strategy	0.1000	0.0925	0.0900	0.0875
EQ/Balanced Strategy	0.1000	0.0925	0.0900	0.0875
EQ/Moderate Growth Strategy	0.1000	0.0925	0.0900	0.0875
EQ/Growth Strategy	0.1000	0.0925	0.0900	0.0875
EQ/Aggressive Growth Strategy	0.1000	0.0925	0.0900	0.0875
ATM Large Cap Managed Volatility	0.4500	0.4250	0.4000	0.3500
ATM Mid Cap Managed Volatility	0.4500	0.4250	0.4000	0.3500
ATM Small Cap Managed Volatility	0.4500	0.4250	0.4000	0.3500
ATM International Managed Volatility	0.4500	0.4250	0.4000	0.3500
EQ/500 Managed Volatility	0.4500	0.4250	0.4000	0.3500
EQ/400 Managed Volatility	0.4500	0.4250	0.4000	0.3500
EQ/2000 Managed Volatility	0.4500	0.4250	0.4000	0.3500
EQ/International Managed Volatility	0.4500	0.4250	0.4000	0.3500

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	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT DoubleLine Opportunistic Bond	0.600%	0.575%	0.550%	0.530%	0.520%
EQ/AB Short Duration Government Bond	0.450	0.430	0.410	0.390	0.380
EQ/Franklin Strategic Income	0.590	0.490	0.440	0.430	0.370
EQ/Money Market	0.350	0.325	0.280	0.270	0.250
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520
EQ/PIMCO Real Return	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Total Return	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Ultra Short Bond	0.500	0.475	0.450	0.430	0.420

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 VT Moderate Growth Allocation	0.700%	0.650%	0.625%	0.600%	0.575%
1290 VT Convertible Securities	0.700	0.680	0.660	0.640	0.630
1290 VT DoubleLine Dynamic Allocation	0.750	0.700	0.675	0.650	0.625
1290 VT Equity Income	0.750	0.700	0.675	0.650	0.625
1290 VT GAMCO Mergers & Acquisitions	0.900	0.850	0.825	0.800	0.775
1290 VT GAMCO Small Company Value	0.750	0.700	0.675	0.650	0.625
1290 VT High Yield Bond	0.600	0.580	0.560	0.540	0.530
1290 VT Micro Cap	0.850	0.800	0.775	0.750	0.725
1290 VT Small Cap Value	0.800	0.750	0.725	0.700	0.675
1290 VT SmartBeta Equity	0.700	0.650	0.625	0.600	0.575
EQ/AB Dynamic Aggressive Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
EQ/American Century Mid Cap Value	0.900	0.850	0.825	0.800	0.775
EQ/American Century Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/AXA Investment Managers Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/BlackRock Basic Value Equity	0.600	0.550	0.525	0.500	0.475
EQ/Capital Guardian Research	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Large Cap Growth	0.650	0.600	0.575	0.550	0.525
EQ/Clearbridge Select Equity Managed Volatility	0.700	0.650	0.625	0.600	0.575
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
EQ/Fidelity Institutional AM® Large Cap	0.540	0.500	0.475	0.450	0.425
EQ/First Trust Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Balanced Managed Volatility	0.650	0.600	0.575	0.550	0.525
EQ/Franklin Rising Dividends	0.600	0.550	0.510	0.490	0.475
EQ/Franklin Small Cap Value Managed Volatility	0.700	0.650	0.625	0.600	0.575

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	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Global Bond PLUS	0.550%	0.530%	0.510%	0.490%	0.480%
EQ/Global Equity Managed Volatility	0.750	0.700	0.675	0.650	0.625
EQ/Goldman Sachs Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Goldman Sachs Mid Cap Value	0.770	0.750	0.725	0.680	0.670
EQ/Goldman Sachs Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/International Core Managed Volatility	0.600	0.575	0.525	0.500	0.475
EQ/International Value Managed Volatility	0.600	0.575	0.525	0.500	0.475
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525
EQ/Invesco Global Real Estate	0.735	0.700	0.675	0.650	0.625
EQ/Invesco International Growth	0.710	0.700	0.675	0.650	0.625
EQ/Invesco Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Ivy Energy	0.850	0.800	0.775	0.750	0.725
EQ/Ivy Mid Cap Growth	0.850	0.800	0.775	0.750	0.725
EQ/Ivy Science and Technology	0.850	0.800	0.775	0.750	0.725
EQ/Janus Enterprise	0.700	0.650	0.625	0.600	0.575
EQ/JPMorgan Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/JPMorgan Value Opportunities	0.600	0.550	0.525	0.500	0.475
EQ/Large Cap Core Managed Volatility	0.500	0.475	0.425	0.400	0.375
EQ/Large Cap Growth Managed Volatility	0.500	0.475	0.425	0.400	0.375
EQ/Large Cap Value Managed Volatility	0.500	0.475	0.425	0.400	0.375
EQ/Lazard Emerging Markets Equity	1.000	0.950	0.925	0.900	0.875
EQ/Legg Mason Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Legg Mason Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Loomis Sayles Growth	0.750	0.700	0.675	0.650	0.625
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS International Value	0.860	0.820	0.700	0.700	0.700
EQ/MFS Technology	0.750	0.700	0.675	0.650	0.625
EQ/MFS Utilities Series	0.730	0.700	0.670	0.650	0.625
EQ/Mid Cap Value Managed Volatility	0.550	0.525	0.475	0.450	0.425
EQ/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
EQ/Oppenheimer Global	0.850	0.800	0.775	0.750	0.725
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330
EQ/T. Rowe Price Growth Stock	0.750	0.700	0.675	0.650	0.625
EQ/T. Rowe Price Health Sciences	0.950	0.900	0.875	0.850	0.825
EQ/Templeton Global Equity Managed Volatility	0.700	0.650	0.625	0.600	0.575
EQ/UBS Growth and Income	0.750	0.700	0.675	0.650	0.625
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480
Multimanager Mid Cap Growth	0.800	0.750	0.725	0.700	0.675
Multimanager Mid Cap Value	0.800	0.750	0.725	0.700	0.675
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Energy	0.500%	0.450%	0.425%
1290 VT Low Volatility Global Equity	0.500	0.450	0.425

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Multi-Alternative Strategies	0.500%	0.450%	0.425%
1290 VT Natural Resources	0.500	0.450	0.425
1290 VT Real Estate	0.500	0.450	0.425
1290 VT Socially Responsible	0.500	0.450	0.425
EQ/Common Stock Index	0.350	0.300	0.275
EQ/Core Bond Index	0.350	0.300	0.275
EQ/Equity 500 Index	0.250	0.200	0.175
EQ/Intermediate Government Bond	0.350	0.300	0.275
EQ/International Equity Index	0.400	0.350	0.325
EQ/Large Cap Growth Index	0.350	0.300	0.275
EQ/Large Cap Value Index	0.350	0.300	0.275
EQ/Mid Cap Index	0.350	0.300	0.275
EQ/Small Company Index	0.250	0.200	0.175

With the exception of the All Asset Growth-Alt 20 Portfolio, EQ/Franklin Templeton Allocation Managed Volatility Portfolio, ETF Portfolios, and Strategic Allocation Series Portfolios, the Adviser has entered into an investment advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers with respect to the Trust’s Portfolios. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolios, including the fees of the Sub-Advisers.

Compensation of Officers:

Each officer of the Trust is an employee of AXA Equitable, FMG LLC and/or AXA Distributors, LLC. No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by Trust. During the six months ended June 30, 2019, the Chief Compliance Officer received, from the three trusts in the fund complex, compensation in the amount of $75,000, of which the Trust paid $64,023.

Note 3	Administrative Fees

FMG LLC serves as Administrator to the Trust. As Administrator, FMG LLC provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, FMG LLC makes available the office space, equipment, personnel and facilities required to provide such services to the Trust. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays FMG LLC an annual fee payable monthly as follows:

Each of the 1290 VT Moderate Growth Allocation Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/AXA Investment Managers Moderate Allocation Portfolio, EQ/First Trust Moderate Growth Allocation Portfolio, EQ/Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/JPMorgan Growth Allocation Portfolio, EQ/Legg Mason Growth Allocation Portfolio, EQ/Legg Mason Moderate Allocation Portfolio, the Tactical Portfolios, the Multiadviser Portfolios, the All Asset Growth-Alt 20 Portfolio, Strategic Allocation Series Portfolio and the EQ/Franklin Templeton Allocation Managed Volatility Portfolio, together with each series of the AXA Premier VIP Trust (“VIP”), a separate registered investment company

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

managed by FMG LLC, paid the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee. The below shows the asset based administration fee rates based on aggregate average daily net assets of the above mentioned Portfolios:

0.140% on the first $60 billion

0.110% on the next $20 billion

0.0875% on the next $20 billion

0.0800% on assets thereafter

All other Portfolios each pay the greater of $30,000 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge of the Portfolios

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0800% on assets thereafter

Pursuant to a sub-administration arrangement with FMG LLC, the Sub-Administrator assists the Administrator in providing the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of FMG LLC.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Portfolios maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 6	Expense Limitation

FMG LLC has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses (with respect to certain Portfolios) and extraordinary expenses) through April 30, 2020 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

Limitation Agreement”), pursuant to which FMG LLC has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses do not exceed the following annual rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
All Asset Growth-Alt 20	1.35	%*	1.35	%*	1.10	%*
EQ/Ultra Conservative Strategy	0.95	*	0.95	*	0.70	*
EQ/Conservative Strategy	0.95	*	0.95	*	0.70	*
EQ/Conservative Growth Strategy	1.00	*	1.00	*	0.75	*
EQ/Balanced Strategy	1.05	*	1.05	*	0.80	*
EQ/Moderate Growth Strategy	1.10	*	1.10	*	0.85	*
EQ/Growth Strategy	1.10	*	1.10	*	0.85	*
EQ/Aggressive Growth Strategy	N/A		1.15	*	0.90	*
EQ/Franklin Templeton Allocation Managed Volatility	1.20	*	1.20	*	0.95	*
1290 VT Energy	N/A		0.90	*	0.65	*
1290 VT Low Volatility Global Equity	N/A		0.90	*	0.65	*
1290 VT Moderate Growth Allocation	N/A		1.10	*	0.85	*
1290 VT Multi-Alternative Strategies	N/A		1.65	*	1.40	*
1290 VT Convertible Securities	N/A		1.25	*	1.00	*
1290 VT DoubleLine Dynamic Allocation	N/A		1.20	*	0.95	*
1290 VT DoubleLine Opportunistic Bond	N/A		1.05	*	0.80	*
1290 VT Equity Income	0.95		0.95		0.70
1290 VT GAMCO Small Company Value	1.10		1.10		0.85
1290 VT High Yield Bond	N/A		1.00		0.75
1290 VT Micro Cap	N/A		1.15		0.90
1290 VT Natural Resources	N/A		0.90		0.65
1290 VT Real Estate	N/A		0.90		0.65
1290 VT Small Cap Value	N/A		1.15		0.90
1290 VT SmartBeta Equity	N/A		1.15		0.90
1290 VT Socially Responsible	1.15		1.15		0.90
ATM Large Cap Managed Volatility	0.85		0.85		0.60
ATM Mid Cap Managed Volatility	0.85		0.85		0.60
ATM Small Cap Managed Volatility	0.85		0.85		0.60
ATM International Managed Volatility	N/A		0.90		0.65
EQ/500 Managed Volatility	0.85		0.85		0.60
EQ/400 Managed Volatility	0.85		0.85		0.60
EQ/2000 Managed Volatility	0.85		0.85		0.60
EQ/International Managed Volatility	N/A		0.90		0.65
EQ/AB Dynamic Aggressive Growth	N/A		1.20	*	0.95	*
EQ/AB Dynamic Growth	N/A		1.20	*	0.95	*
EQ/AB Dynamic Moderate Growth	1.20	*	1.20	*	0.95	*
EQ/AB Short Duration Government Bond	0.80		0.80		0.55
EQ/AB Small Cap Growth	1.00		1.00		0.75
EQ/American Century Mid Cap Value†	N/A		1.00	*	0.75	*
EQ/American Century Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/AXA Investment Managers Moderate Allocation	N/A		1.20	*	0.95	*
EQ/BlackRock Basic Value Equity	0.95		0.95		0.70
EQ/Capital Guardian Research	0.97		0.97		0.72
EQ/ClearBridge Large Cap Growth	1.05		1.05		0.80
EQ/Clearbridge Select Equity Managed Volatility	1.05		1.05		0.80
EQ/Core Bond Index	0.72		0.72		0.47
EQ/Emerging Markets Equity PLUS	N/A		1.20		0.95
EQ/Fidelity Institutional AM® Large Cap†	N/A		0.87	*	0.62	*
EQ/First Trust Moderate Growth Allocation	N/A		1.20	*	0.95	*

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+	Class IB+		Class K
EQ/Franklin Balanced Managed Volatility	1.05%	1.05%		0.80%
EQ/Franklin Rising Dividends†	N/A	0.87	*	0.62	*
EQ/Franklin Small Cap Value Managed Volatility	1.10	1.10		0.85
EQ/Franklin Strategic Income†	N/A	0.93	*	0.68	*
EQ/Global Bond PLUS	0.95	0.95		0.70
EQ/Global Equity Managed Volatility	1.10	1.10		0.85
EQ/Goldman Sachs Growth Allocation	N/A	1.20	*	0.95	*
EQ/Goldman Sachs Mid Cap Value†	N/A	1.09	*	0.84	*
EQ/Goldman Sachs Moderate Growth Allocation	N/A	1.20	*	0.95	*
EQ/International Core Managed Volatility	1.05	1.05		0.80
EQ/International Value Managed Volatility	1.05	1.05		0.80
EQ/Invesco Comstock	1.00	1.00		0.75
EQ/Invesco Global Real Estate†	N/A	1.27	*	1.02	*
EQ/Invesco International Growth†	N/A	1.18	*	0.93	*
EQ/Invesco Moderate Allocation	N/A	1.20	*	0.95	*
EQ/Invesco Moderate Growth Allocation	N/A	1.20	*	0.95	*
EQ/Ivy Energy†	N/A	1.19	*	0.94	*
EQ/Ivy Mid Cap Growth†	N/A	1.10	*	0.85	*
EQ/Ivy Science and Technology†	N/A	1.15	*	0.90	*
EQ/Janus Enterprise	1.05	1.05		0.80
EQ/JPMorgan Growth Allocation	N/A	1.20	*	0.95	*
EQ/JPMorgan Value Opportunities	1.00	1.00		0.75
EQ/Large Cap Core Managed Volatility	0.90	0.90		0.65
EQ/Large Cap Growth Managed Volatility	0.90	0.90		0.65
EQ/Large Cap Value Managed Volatility	0.90	0.90		0.65
EQ/Lazard Emerging Markets Equity†	N/A	1.38	*	1.13	*
EQ/Legg Mason Growth Allocation	N/A	1.20	*	0.95	*
EQ/Legg Mason Moderate Allocation	N/A	1.20	*	0.95	*
EQ/Loomis Sayles Growth	1.05	1.05		0.80
EQ/MFS International Growth	1.15	1.15		0.90
EQ/MFS International Value†	N/A	1.15	*	0.90	*
EQ/MFS Technology†	N/A	1.14	*	0.89	*
EQ/MFS Utilities Series†	N/A	1.05	*	0.80	*
EQ/Mid Cap Value Managed Volatility	1.00	1.00		0.75
EQ/Morgan Stanley Small Cap Growth	N/A	1.15		0.90
EQ/Oppenheimer Global	1.15	1.15		0.90
EQ/PIMCO Global Real Return	N/A	1.00		0.75
EQ/PIMCO Real Return†	N/A	0.75	*	0.50	*
EQ/PIMCO Total Return†	N/A	0.75	*	0.50	*
EQ/PIMCO Ultra Short Bond	0.80	0.80		0.55
EQ/Quality Bond PLUS	0.85	0.85		0.60
EQ/T. Rowe Price Growth Stock	1.00	1.00		0.75
EQ/T. Rowe Price Health Sciences†	N/A	1.20	*	0.95	*
EQ/Templeton Global Equity Managed Volatility	1.10	1.10		0.85
EQ/UBS Growth and Income	1.05	1.05		0.80
Multimanager Aggressive Equity	1.00	1.00		0.75
Multimanager Core Bond	0.90	0.90		0.65
Multimanager Mid Cap Growth	1.10	1.10		0.85
Multimanager Mid Cap Value	1.10	1.10		0.85
Multimanager Technology	1.20	1.20		0.95

*	For purposes of calculating the Maximum Annual Operating Expense Limit, Acquired Fund Fees and Expenses are included in Portfolio Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.
†	This Agreement shall continue in effect with respect to the Portfolio until April 30, 2021.

Prior to March 13, 2019, FMG LLC had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of the following Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses (with respect to certain Portfolios), other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), did not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolio:	Class IA+		Class IB+		Class K
EQ/Franklin Templeton Allocation Managed Volatility	1.25	%*	1.25	%*	1.00	%*

*	For purposes of calculating the Maximum Annual Operating Expense Limit, the expenses of other investment companies in which the Portfolio invests are included in operating expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.

Prior to January 1, 2019, FMG LLC had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses (with respect to certain Portfolios), other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), did not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+	Class IB+		Class K
1290 VT Convertible Securities	N/A	1.30	%*	1.05	%*
1290 VT DoubleLine Dynamic Allocation	N/A	1.25	*	1.00	*
1290 VT Equity Income	1.00%	1.00		0.75
1290 VT High Yield Bond	N/A	1.05		0.80
EQ/AB Short Duration Government Bond	0.85	0.85		0.60
EQ/Global Equity Managed Volatility	1.15	1.15		0.90
EQ/Janus Enterprise	1.10	1.10		0.85
EQ/MFS International Growth	1.20	1.20		0.95
EQ/Oppenheimer Global	1.20	1.20		0.95
EQ/PIMCO Ultra Short Bond	0.85	0.85		0.60
EQ/Templeton Global Equity Managed Volatility	1.15	1.15		0.90
Multimanager Technology	1.25	1.25		1.00

*	For purposes of calculating the Maximum Annual Operating Expense Limit, Acquired Fund Fees and Expenses are included in Portfolio Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to FMG LLC the management fees waived or other expenses assumed and paid for by FMG LLC pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement,

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by FMG LLC. During the six months ended June 30, 2019, the following Portfolios incurred recoupment fees:

Portfolios:	Recoupment Fees
EQ/Ultra Conservative Strategy	$21,224
EQ/Conservative Growth Strategy	87,436
EQ/AB Dynamic Growth	28,047
EQ/Invesco Global Real Estate	2,595
EQ/Invesco International Growth	25,260

$164,562

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2019, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2019	2020	2021	2022	Total Eligible For Recoupment
EQ/Ultra Conservative Strategy	$147,419	$130,957	$52,088	$8,419	$338,883
EQ/Conservative Strategy	300,887	435,173	248,166	66,898	1,051,124
EQ/Conservative Growth Strategy	258,664	267,883	65,722	—	592,269
1290 VT Energy	48,408	86,517	108,881	40,653	284,459
1290 VT Low Volatility Global Equity	45,813	87,047	106,657	43,845	283,362
1290 VT Moderate Growth Allocation	—	—	—	41,446	41,446
1290 VT Multi-Alternative Strategies	—	52,782	120,634	22,858	196,274
1290 VT Convertible Securities	—	—	—	51,709	51,709
1290 VT DoubleLine Dynamic Allocation	—	—	—	21,658	21,658
1290 VT Equity Income	—	—	—	477,788	477,788
1290 VT High Yield Bond	—	—	—	75,503	75,503
1290 VT Micro Cap	—	181,381	277,579	140,613	599,573
1290 VT Natural Resources	74,913	136,791	119,645	52,512	383,861
1290 VT Real Estate	64,914	127,280	139,839	42,580	374,613
1290 VT Small Cap Value	—	260,766	268,799	133,477	663,042
1290 VT SmartBeta Equity	—	70,803	92,217	42,378	205,398
ATM Mid Cap Managed Volatility	—	57,756	93,453	55,468	206,677
ATM Small Cap Managed Volatility	—	29,237	35,768	32,166	97,171
EQ/400 Managed Volatility	—	5,353	20,952	25,077	51,382
EQ/AB Dynamic Aggressive Growth	—	67,811	208,337	70,654	346,802
EQ/AB Dynamic Growth	19,719	8,299	43,669	—	71,687
EQ/AB Short Duration Government Bond	—	—	—	56,558	56,558
EQ/American Century Mid Cap Value	—	—	213,815	458,278	672,093
EQ/American Century Moderate Growth Allocation	—	—	—	55,767	55,767
AXA Investment Managers Moderate Allocation	—	—	—	54,787	54,787
EQ/Capital Guardian Research	121,305	250,271	270,835	129,898	772,309
EQ/Clearbridge Select Equity Managed Volatility	—	264,323	319,317	112,672	696,312
EQ/Emerging Markets Equity PLUS	—	64,536	87,153	40,830	192,519
EQ/Fidelity Institutional AM® Large Cap	—	—	148,274	226,266	374,540

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

Portfolios:	2019	2020	2021	2022	Total Eligible For Recoupment
EQ/First Trust Moderate Growth Allocation	$—	$—	$—	$51,965	$51,965
EQ/Franklin Rising Dividends	—	—	90,926	115,771	206,697
EQ/Franklin Small Cap Value Managed Volatility	—	93,460	160,260	86,190	339,910
EQ/Franklin Strategic Income	—	—	82,013	75,086	157,099
EQ/Global Bond PLUS	—	107,172	147,675	80,876	335,723
EQ/Global Equity Managed Volatility	—	—	—	539,134	539,134
EQ/Goldman Sachs Growth Allocation	—	—	—	56,782	56,782
EQ/Goldman Sachs Mid Cap Value	—	—	68,330	59,998	128,328
EQ/Goldman Sachs Moderate Growth Allocation	—	—	134,066	49,902	183,968
EQ/Invesco Comstock	78,528	128,927	106,287	60,704	374,446
EQ/Invesco International Growth	—	—	8,082	3,855	11,937
EQ/Invesco Moderate Growth Allocation	—	—	—	58,884	58,884
EQ/Invesco Moderate Allocation	—	—	78,655	64,564	143,219
EQ/Ivy Energy	—	—	58,043	49,361	107,404
EQ/Ivy Mid Cap Growth	—	—	134,698	217,441	352,139
EQ/Ivy Science and Technology	—	—	81,317	90,576	171,893
EQ/Janus Enterprise	—	—	—	104,002	104,002
EQ/JPMorgan Growth Allocation	—	67,982	176,745	54,738	299,465
EQ/Lazard Emerging Markets Equity	—	—	82,887	92,094	174,981
EQ/Legg Mason Growth Allocation	—	—	—	53,570	53,570
EQ/Legg Mason Moderate Allocation	—	—	151,816	107,459	259,275
EQ/Loomis Sayles Growth	—	329,848	509,166	239,690	1,078,704
EQ/MFS International Growth	—	—	—	497,249	497,249
EQ/MFS International Value	—	—	243,384	439,788	683,172
EQ/MFS Technology	—	—	56,383	16,094	72,477
EQ/MFS Utilities Series	—	—	78,670	97,022	175,692
EQ/Morgan Stanley Small Cap Growth	—	163,305	243,767	126,037	533,109
EQ/Oppenheimer Global	—	—	—	150,058	150,058
EQ/PIMCO Global Real Return	63,481	132,894	86,830	47,361	330,566
EQ/PIMCO Real Return	—	—	90,526	100,250	190,776
EQ/PIMCO Total Return	—	—	143,559	218,678	362,237
EQ/PIMCO Ultra Short Bond	—	—	—	418,821	418,821
EQ/T. Rowe Price Growth Stock	—	—	1,028,027	764,640	1,792,667
EQ/T. Rowe Price Health Sciences	—	—	109,930	148,411	258,341
EQ/Templeton Global Equity Managed Volatility	—	—	—	128,949	128,949
EQ/UBS Growth and Income	70,288	136,721	146,441	72,412	425,862
Multimanager Core Bond	—	507,416	721,700	382,434	1,611,550
Multimanager Mid Cap Growth	—	242,200	437,223	226,814	906,237
Multimanager Mid Cap Value	—	265,851	378,768	191,609	836,228
Multimanager Technology	—	—	—	863,984	863,984

1629

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

During the six months ended June 30, 2019, FMG LLC voluntarily waived fees for certain Portfolios. The amounts waived were as follows and are not eligible for recoupment:

Portfolios:	Voluntary Waivers
1290 VT DoubleLine Dynamic Allocation	$12,958
1290 VT DoubleLine Opportunistic Bond	37,177
EQ/Goldman Sachs Growth Allocation	2,356
EQ/Goldman Sachs Moderate Growth Allocation	75,109
EQ/Large Cap Value Index	11,084
EQ/Mid Cap Index	32,959
Multimanager Technology	5,957

Note 7	Percentage of Ownership by Affiliates

At June 30, 2019, AXA Equitable and/or FMG LLC held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
EQ/Ultra Conservative Strategy	1%
1290 VT Energy	23
1290 VT Moderate Growth Allocation	47
1290 VT Multi-Alternative Strategies	96
1290 VT Convertible Securities	44
1290 VT DoubleLine Dynamic Allocation	20
1290 VT SmartBeta Equity	61
EQ/AB Dynamic Aggressive Growth	7
EQ/American Century Moderate Growth Allocation	60
EQ/AXA Investment Managers Moderate Allocation	84
EQ/First Trust Moderate Growth Allocation	58
EQ/Goldman Sachs Growth Allocation	32
EQ/Invesco Moderate Growth Allocation	54
EQ/JPMorgan Growth Allocation	8
EQ/Legg Mason Growth Allocation	56

Shares of the Portfolios may be held as underlying investments by the All Asset Growth-Alt 20 Portfolio, EQ/Franklin Templeton Allocation Managed Volatility Portfolio and the Strategic Allocation Series Portfolios of the Trust, and each series of the AXA Premier VIP Trust. The following tables represent the percentage of ownership that each of the All Asset Growth-Alt 20 Portfolio, EQ/Franklin Templeton Allocation Managed Volatility Portfolio, Strategic Allocation Series Portfolios, and each series of the AXA Premier VIP Trust has in each respective Portfolio’s net assets as of June 30, 2019.

Portfolios:	All Asset Growth- Alt 20	EQ/Franklin Templeton Allocation Managed Volatility
1290 VT Low Volatility Global Equity	60.97%	—%
1290 VT DoubleLine Opportunistic Bond	1.69	—
1290 VT Equity Income	1.07	—
1290 VT GAMCO Mergers & Acquisitions	7.30	—
1290 VT GAMCO Small Company Value	0.67	—

1630

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

Portfolios:	All Asset Growth- Alt 20	EQ/Franklin Templeton Allocation Managed Volatility
1290 VT High Yield Bond	4.64%	—%
1290 VT Natural Resources	63.39	—
1290 VT Real Estate	45.77	—
EQ/500 Managed Volatility	—	3.98
EQ/AB Small Cap Growth	1.15	—
EQ/BlackRock Basic Value Equity	0.86	—
EQ/Emerging Markets Equity PLUS	11.78	—
EQ/Franklin Balanced Managed Volatility	—	32.39
EQ/Global Bond PLUS	7.63	—
EQ/Intermediate Government Bond	0.08	—
EQ/International Equity Index	0.65	—
EQ/Invesco Comstock	5.92	—
EQ/Janus Enterprise	0.14	—
EQ/JPMorgan Value Opportunities	2.10	—
EQ/Loomis Sayles Growth	2.66	—
EQ/MFS International Growth	1.91	—
EQ/PIMCO Global Real Return	13.24	—
EQ/PIMCO Ultra Short Bond	0.48	—
EQ/T. Rowe Price Growth Stock	1.15	—
EQ/Templeton Global Equity Managed Volatility	—	51.69
Multimanager Core Bond	0.78	—

Portfolios:	EQ/Ultra Conservative Strategy	EQ/ Conservative Strategy	EQ/ Conservative Growth Strategy	EQ/ Balanced Strategy	EQ/ Moderate Growth Strategy	EQ/ Growth Strategy	EQ/ Aggressive Growth Strategy
EQ/500 Managed Volatility	0.36%	1.01%	4.10%	11.89%	29.25%	25.22%	22.02%
EQ/400 Managed Volatility	0.54	0.41	1.39	4.16	10.76	10.62	9.57
EQ/2000 Managed Volatility	0.35	0.92	3.86	11.09	26.75	22.45	19.10
EQ/International Managed Volatility	0.42	1.05	4.27	12.21	29.92	25.57	21.74
EQ/AB Short Duration Government Bond	—	4.91	7.35	14.07	22.81	12.54	6.10
EQ/Core Bond Index	—	3.21	4.84	9.29	15.19	8.27	4.06
EQ/Intermediate Government Bond	6.55	3.52	5.36	10.26	16.54	9.09	4.49

1631

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	9.78%	8.18%	36.95%	26.09%	3.85%
1290 VT Equity Income	1.26	2.59	16.09	26.85	14.15
1290 VT GAMCO Small Company Value	0.08	0.30	2.25	5.09	2.58
1290 VT High Yield Bond	6.56	5.22	26.54	17.47	1.94
1290 VT Micro Cap	0.81	2.58	18.38	39.51	17.84
1290 VT Small Cap Value	—	2.04	17.72	31.52	10.90
ATM Large Cap Managed Volatility	2.24	4.20	26.67	43.44	23.46
ATM Mid Cap Managed Volatility	4.95	7.83	34.18	33.67	19.38
ATM Small Cap Managed Volatility	0.54	2.93	26.23	49.01	21.29
ATM International Managed Volatility	1.15	3.35	29.37	44.44	21.69
EQ/AB Small Cap Growth	0.13	0.66	7.88	15.48	5.67
EQ/BlackRock Basic Value Equity	0.56	1.04	6.67	11.45	6.22
EQ/Core Bond Index	3.11	2.58	12.41	8.82	1.00
EQ/Franklin Small Cap Value Managed Volatility	—	1.36	13.17	24.96	12.79
EQ/Global Bond PLUS	8.17	7.10	35.44	4.16	—
EQ/Global Equity Managed Volatility	0.25	0.93	8.81	14.09	6.74
EQ/Intermediate Government Bond	4.24	3.52	16.89	12.40	1.43
EQ/International Core Managed Volatility	0.28	0.76	7.66	12.58	5.23
EQ/International Equity Index	0.05	0.13	1.16	2.31	1.95
EQ/International Value Managed Volatility	0.34	1.13	9.55	13.73	6.55
EQ/JPMorgan Value Opportunities	1.25	2.47	14.85	21.63	8.24
EQ/Large Cap Core Managed Volatility	0.76	1.38	8.94	15.83	7.41
EQ/Large Cap Growth Index	0.08	0.11	0.48	0.95	0.36
EQ/Large Cap Growth Managed Volatility	0.28	0.55	3.54	5.83	2.63
EQ/Large Cap Value Managed Volatility	0.16	0.47	3.44	6.02	3.21
EQ/Loomis Sayles Growth	0.83	1.24	9.71	16.59	10.30
EQ/MFS International Growth	0.65	1.99	17.78	30.07	15.30
EQ/Morgan Stanley Small Cap Growth	0.61	2.21	16.97	38.29	17.88
EQ/PIMCO Ultra Short Bond	9.04	7.88	38.46	27.00	2.71
EQ/Quality Bond PLUS	1.98	2.32	12.72	9.70	0.72
EQ/T. Rowe Price Growth Stock	0.20	0.34	2.05	3.83	1.20
Multimanager Core Bond	4.84	5.34	28.83	21.24	2.05
Multimanager Mid Cap Growth	1.99	2.62	8.35	10.97	4.36
Multimanager Mid Cap Value	1.25	2.23	16.08	12.08	4.01

1632

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

Portfolios:	CharterSM Conservative	CharterSM Moderate		CharterSM Moderate Growth		CharterSM Growth		CharterSM Aggressive Growth	CharterSM Multi- Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
1290 VT Energy	1.04%	2.20%		3.66%		4.58%		3.01%	—%	—%	—%
1290 VT Low Volatility Global Equity	1.73	2.83		3.33		2.20		1.12	—	—	—
1290 VT Convertible Securities	12.88	9.34		7.09		3.00		0.96	—	—	—
1290 VT DoubleLine Opportunistic Bond	—	—		—		—		—	3.44	—	—
1290 VT GAMCO Mergers & Acquisitions	0.23	0.26		0.32		0.13		0.03	—	—	—
1290 VT GAMCO Small Company Value	0.01	0.02		0.02		0.02		0.01	—	—	1.73
1290 VT High Yield Bond	0.87	0.59		0.41		0.14		0.02	9.31	—	—
1290 VT Micro Cap	0.10	0.16		0.20		0.14		0.07	—	19.60	—
1290 VT Natural Resources	0.32	0.70		0.99		1.14		0.78	—	—	—
1290 VT Real Estate	0.45	1.03		1.45		1.47		0.95	—	—	—
1290 VT Small Cap Value	—	—		—		—		—	—	—	35.82
1290 VT SmartBeta Equity	0.77	1.14		1.54		1.02		0.53	—	—	—
EQ/AB Small Cap Growth	0.02	0.03		0.04		0.03		0.01	—	—	—
EQ/BlackRock Basic Value Equity	0.02	0.04		0.05		0.03		0.02	—	—	—
EQ/Capital Guardian Research	0.19	0.30		0.36		0.24		0.13	—	—	—
EQ/ClearBridge Large Cap Growth	0.12	0.17		0.21		0.14		0.08	—	—	—
EQ/Core Bond Index	—	—	#	—	#	—	#	—	1.06	—	—

1633

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

Portfolios:	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth		CharterSM Multi- Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
EQ/Emerging Markets Equity PLUS	0.60%	1.01%	1.20%	0.85%	0.43%		—%	—%	—%
EQ/Global Bond PLUS	1.03	0.71	0.49	0.16	0.03		—	—	—
EQ/Intermediate Government Bond	0.04	0.03	0.02	0.01	—	#	—	—	—
EQ/International Equity Index	0.06	0.10	0.12	0.08	0.04		—	—	—
EQ/Invesco Comstock	0.16	0.28	0.33	0.21	0.11		—	—	—
EQ/Janus Enterprise	0.06	0.09	0.11	0.07	0.04		—	—	—
EQ/MFS International Growth	0.05	0.08	0.09	0.06	0.03		—	—	—
EQ/Morgan Stanley Small Cap Growth	—	—	—	—	—		—	23.95	—
EQ/PIMCO Global Real Return	2.46	1.66	1.14	0.39	0.06		9.44	—	—
EQ/PIMCO Ultra Short Bond	0.20	0.14	0.10	0.03	0.01		—	—	—
EQ/Quality Bond PLUS	—	—	—	—	—		2.52	—	—
EQ/T. Rowe Price Growth Stock	0.02	0.04	0.05	0.03	0.02		—	—	—
Multimanager Core Bond	0.35	0.24	0.16	0.05	0.01		—	—	—
Multimanager Mid Cap Value	0.36	0.57	0.68	0.45	0.23		—	—	—

#	Percentage of ownership is less than 0.005%.

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	1.77%	4.43%	2.43%	1.27%	—%
EQ/BlackRock Basic Value Equity	0.07	0.26	0.23	0.22	0.09
EQ/Core Bond Index	0.13	0.27	0.15	0.06	0.00
EQ/Emerging Markets Equity PLUS	2.58	13.09	13.01	11.35	3.28
EQ/Equity 500 Index	0.16	0.85	0.99	0.87	0.24

1634

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
EQ/Global Bond PLUS	1.40%	3.01%	1.61%	0.60%	—%
EQ/International Equity Index	0.26	1.21	1.22	1.08	0.30
EQ/MFS International Growth	0.10	0.73	0.82	0.71	0.27
EQ/PIMCO Ultra Short Bond	0.25	0.52	0.27	0.11	—
EQ/Quality Bond PLUS	0.31	0.62	0.34	0.14	—
EQ/Small Company Index	0.10	0.86	1.02	0.86	0.30
Multimanager Aggressive Equity	0.05	0.19	0.15	0.13	0.08
Multimanager Mid Cap Growth	0.41	0.88	0.65	0.48	0.06
Multimanager Mid Cap Value	0.51	1.34	0.67	0.63	0.08

The Portfolio is permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

Note 8	Substitution, Reorganization and In-Kind Transaction

At a meeting held on September 19-20, 2017, the Board approved the establishment of each portfolio listed below as a series of the Trust (each a “Replacement Portfolio” and together, the “Replacement Portfolios”) and the substitution of shares of the Replacement Portfolios for shares of certain registered investment companies (“VIT”) which were offered as an underlying investment option for certain variable annuity contracts and/or variable life insurance contracts issued by AXA Equitable Life, subject to the approval of the Securities and Exchange Commission, which was subsequently obtained. On October 19, 2018, shareholders of each VIT redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to the corresponding Replacement Portfolio which each commenced operations on October 22, 2018.

The Replacement Portfolios received securities in-kind and cash at the commencement of operations in the amounts listed below:

Portfolios:	Commencement Date	Class	Securities in-kind		Cash
EQ/American Century Mid Cap Value	10/22/2018	Class IB	$279,556,309		$8,700,152
EQ/Fidelity Institutional AM® Large Cap	10/22/2018	Class IB	679,034,658		65,920,856
EQ/Fidelity Institutional AM® Large Cap	10/22/2018	Class K	4,491,429		436,029
EQ/Franklin Rising Dividends	10/22/2018	Class IB	146,138,576		1,257,005
EQ/Franklin Strategic Income	10/22/2018	Class IB	75,065,871	*	37,957,152
EQ/Goldman Sachs Mid Cap Value	10/22/2018	Class IB	92,328,912		1,231,681
EQ/Invesco Global Real Estate	10/22/2018	Class IB	195,591,198		5,291,830
EQ/Invesco International Growth	10/22/2018	Class IB	148,497,729		21,227,132
EQ/Ivy Energy	10/22/2018	Class IB	103,383,963		995,258
EQ/Ivy Mid Cap Growth	10/22/2018	Class IB	260,404,882		5,742,942
EQ/Ivy Science and Technology	10/22/2018	Class IB	134,345,045		6,178,801
EQ/Lazard Emerging Markets Equity	10/22/2018	Class IB	202,427,504		149,537,065
EQ/MFS International Value	10/22/2018	Class IB	774,155,411		35,673,543
EQ/MFS Technology	10/22/2018	Class IB	201,051,725		7,638,449
EQ/MFS Utilities Series	10/22/2018	Class IB	166,103,256		8,563,334
EQ/MFS Utilities Series	10/22/2018	Class K	61,252		3,158
EQ/PIMCO Real Return	10/22/2018	Class IB	75,665,174	*	12,473,407
EQ/PIMCO Total Return	10/22/2018	Class IB	238,715,079	*	10,897,119
EQ/T. Rowe Price Health Sciences	10/22/2018	Class IB	173,037,053		3,133,501

1635

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

*	The Securities In-Kind amount includes accrued income purchased of $678,488, $188,044 and $1,223,478 for EQ/Franklin Strategic Income, EQ/PIMCO Real Return and EQ/PIMCO Total Return, respectively.

Note 9	Subsequent Events

The Adviser evaluated subsequent events from June 30, 2019, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

Effective July 1, 2019, Capital International, Inc. replaced Capital Guardian Trust Company as the sub-adviser to EQ/Capital Guardian Research Portfolio and a sub-adviser to EQ/Large Cap Core Managed Volatility Portfolio.

At a meeting held July 16-18, 2019, the Board approved new investment advisory fees for the Portfolios listed below effective October 1, 2019, as follows:

	(as a percentage of average daily net assets)
	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT Convertible Securities	0.700%	0.680%	0.660%	0.640%	0.630%
1290 VT DoubleLine Dynamic Allocation	0.750	0.700	0.675	0.650	0.625
1290 VT Equity Income	0.750	0.700	0.675	0.650	0.625
1290 VT GAMCO Mergers & Acquisitions	0.900	0.850	0.825	0.800	0.775
1290 VT GAMCO Small Company Value	0.750	0.700	0.675	0.650	0.625
1290 VT High Yield	0.600	0.580	0.560	0.540	0.530
1290 VT Micro Cap	0.850	0.800	0.775	0.750	0.725
1290 VT Moderate Growth Allocation	0.700	0.650	0.625	0.600	0.575
1290 VT Small Cap Value	0.800	0.750	0.725	0.700	0.675
1290 VT SmartBeta Equity	0.700	0.650	0.625	0.600	0.575
EQ/AB Dynamic Aggressive Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
EQ/American Century Mid Cap Value	0.900	0.850	0.825	0.800	0.775
EQ/American Century Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/AXA Investment Managers Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/BlackRock Basic Value Equity	0.600	0.550	0.525	0.500	0.475
EQ/Capital Guardian Research	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Large Cap Growth	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Select Equity Managed Volatility	0.700	0.675	0.650	0.625	0.575
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
EQ/Fidelity Institutional AM® Large Cap	0.540	0.500	0.475	0.450	0.425
EQ/First Trust Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Balanced Managed Volatility	0.650	0.625	0.600	0.575	0.525

1636

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

	(as a percentage of average daily net assets)
	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Franklin Rising Dividends	0.600%	0.550%	0.510%	0.490%	0.475%
EQ/Franklin Small Cap Value Managed Volatility	0.700	0.675	0.650	0.625	0.575
EQ/Global Bond PLUS	0.550	0.530	0.510	0.490	0.480
EQ/Global Equity Managed Volatility	0.740	0.725	0.700	0.675	0.625
EQ/Goldman Sachs Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Goldman Sachs Mid Cap Value	0.770	0.750	0.725	0.680	0.670
EQ/Goldman Sachs Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/International Core Managed Volatility	0.600	0.575	0.550	0.525	0.475
EQ/International Value Managed Volatility	0.600	0.575	0.550	0.525	0.475
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525
EQ/Invesco Global Real Estate	0.735	0.700	0.675	0.650	0.625
EQ/Invesco International Growth	0.710	0.700	0.675	0.650	0.625
EQ/Invesco Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Ivy Energy	0.850	0.800	0.775	0.750	0.725
EQ/Ivy Mid Cap Growth	0.850	0.800	0.775	0.750	0.725
EQ/Ivy Science and Technology	0.850	0.800	0.775	0.750	0.725
EQ/Janus Enterprise	0.700	0.650	0.625	0.600	0.575
EQ/JPMorgan Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/JPMorgan Value Opportunities .	0.600	0.550	0.525	0.500	0.475
EQ/Large Cap Core Managed Volatility	0.500	0.475	0.450	0.425	0.375
EQ/Large Cap Growth Managed Volatility	0.500	0.475	0.450	0.425	0.375
EQ/Large Cap Value Managed Volatility	0.500	0.475	0.450	0.425	0.375
EQ/Lazard Emerging Markets Equity .	1.000	0.950	0.925	0.900	0.875
EQ/Legg Mason Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Legg Mason Moderate Allocation .	0.800	0.750	0.725	0.700	0.675
EQ/Loomis Sayles Growth Portfolio	0.750	0.700	0.675	0.650	0.625
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS Technology	0.750	0.700	0.675	0.650	0.625
EQ/MFS Utilities Series	0.730	0.700	0.670	0.650	0.625
EQ/Mid Cap Value Managed Volatility	0.550	0.525	0.500	0.475	0.425
EQ/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
EQ/Oppenheimer Global	0.850	0.800	0.775	0.750	0.725
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330
EQ/T. Rowe Price Growth Stock	0.750	0.700	0.675	0.650	0.625
EQ/T. Rowe Price Health Sciences	0.950	0.900	0.875	0.850	0.825
EQ/Templeton Global Equity Managed	0.700	0.675	0.650	0.625	0.575
EQ/UBS Growth & Income	0.750	0.700	0.675	0.650	0.625
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480
Multimanager Mid Cap Growth	0.800	0.750	0.725	0.700	0.675
Multimanager Mid Cap Value	0.800	0.750	0.725	0.700	0.675
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

	(as a percentage of average daily net assets)
	First $750 Million	Next $750 Million	Thereafter
EQ/MFS International Value	0.860%	0.820%	0.700%

	(as a percentage of average daily net assets)
	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%
ATM Large Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350
ATM Mid Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350
ATM Small Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/500 Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/400 Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/2000 Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/International Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/Aggressive Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Balanced Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Conservative Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Conservative Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Ultra Conservative Strategy	0.1000	0.0925	0.0900	0.0875	0.0850

Note 10	Pending Legal Proceedings

In November 2010, the Trust, and several of its Portfolios, were named as defendants and putative members of the proposed defendant class of contractholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust, and several of its Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

In July 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated lawsuits in the United States District Court for the Southern District of New York and elsewhere against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suits”). The Retiree Suits also seek return

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

In August 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated separate lawsuits in the United States District Court for the Southern District of New York and elsewhere against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suits”). The Noteholder Suits also seek return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s Suit, the Retiree Suits, and the Noteholder Suits have each been consolidated with a number of related lawsuits filed by the Noteholders and Retirees around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio (now called 1290 VT GAMCO Mergers & Acquisitions Portfolio) and the EQ/Mid Cap Value Managed Volatility Portfolio are named as defendants in the Noteholder Suit and the Retiree Suit. The EQ/Equity 500 Index Portfolio, the 1290 VT GAMCO Mergers & Acquisitions Portfolio, the EQ/Mid Cap Value Managed Volatility Portfolio, the EQ/Large Cap Core Managed Volatility Portfolio, the Multimanager Large Cap Core Equity Portfolio (now called EQ/Large Cap Core Managed Volatility Portfolio), the EQ/Small Company Index II Portfolio (now called EQ/Small Company Index Portfolio), the EQ/Common Stock Index II Portfolio (now called EQ/Common Stock Index Portfolio), and EQ Advisors Trust are all putative members of the proposed defendant class of shareholders in the Committee’s suit. The EQ/Equity 500 Index Portfolio, the 1290 VT GAMCO Mergers & Acquisitions Portfolio, the EQ/Large Cap Core Managed Volatility Portfolio, and EQ Advisors Trust are also named separately in the Committee’s suit, in the event it is not certified as a class action. The Multimanager Large Cap Value Portfolio (now called EQ/Large Cap Value Managed Volatility Portfolio) is named as a defendant in the Noteholder Suit and is also named as a putative member of the proposed defendant class of shareholders in the Committee’s suit. The amounts paid to the above seven Portfolios in connection with the public tender offers were approximately: (i) the EQ/Equity 500 Index Portfolio — $1,740,800; (ii) the 1290 VT GAMCO Mergers & Acquisitions Portfolio — $1,122,000; (iii) the EQ/Mid Cap Value Managed Volatility Portfolio — $3,655,000; (iv) the EQ/Large Cap Core Managed Volatility Portfolio — $1,832,600; (v) the EQ/Small Company Index Portfolio — $61,200; (vi) the EQ/Common Stock Index Portfolio — $18,360; and (vii) the EQ/Large Cap Value Managed Volatility Portfolio — $3,359,200.

The lawsuits do not allege any misconduct by the Trust or its Portfolios. Certain of the Plaintiffs’ claims have been dismissed and in March 2016, the United States Court of Appeals for the Second Circuit (the “Second Circuit”) affirmed the dismissal of those claims. In September 2016, Plaintiffs filed a petition for a writ of certiorari with the United States Supreme Court. On May 15, 2018, the Second Circuit reclaimed jurisdiction over the Noteholder and Retiree Suits from the U.S. Supreme Court in anticipation of further review by the Second Circuit in light of the U.S. Supreme Court’s February 2018 ruling in another case, Merit Management Group, LP v FTI Consulting, Inc. (the “Merit Management” case).

The Tribune bankruptcy estate is still pursuing its intentional fraudulent transfer claims in the outstanding Committee’s Suit. In May 2014, defendants in the Committee’s Suit filed a motion to dismiss for failure to state a claim on the grounds that plaintiff failed to plead the intentional fraudulent transfer claim with specificity. In January 2017, the United States District Court for the Southern District of New York dismissed the intentional fraudulent transfer claim against Tribune’s former shareholders, such as the Trust and several of its Portfolios, who sold their shares as part of the public tender offers. On June 13, 2019, the Court certified that decision for immediate appeal to the Second Circuit. The deadline for the plaintiff to file a notice of appeal is July 15, 2019.

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2019 (Unaudited)

In March 2018, the plaintiff sought leave to amend its complaint in the Committee Suit to add a claim for constructive fraudulent transfer under federal law in light of the U.S. Supreme Court’s ruling in the Merit Management case. On April 23, 2019, the U.S. District Court for the Southern District of New York denied the plaintiff’s motion. The deadline for the plaintiff to file a notice of appeal from that ruling is also July 15, 2019. The Portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolios, the payment of such judgments or settlements could have an adverse effect on each Portfolio’s NAV. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Adviser believes a loss is not probable.

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EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS (UNAUDITED)

At a meeting held on December 5-6, 2018, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved an initial Investment Advisory Agreement (the “Initial Advisory Agreement”) between the Trust and AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”) and, as applicable, initial Investment Sub-Advisory Agreements (each, an “Initial Sub-Advisory Agreement” and together with the Initial Advisory Agreement, the “Initial Agreements”) between the Adviser and each investment sub-adviser (each, a “Sub-Adviser” and together, the “Sub-Advisers”), as shown in the table below with respect to the Portfolios listed.

In addition, at the meeting held on December 5-6, 2018, the Board, including the Independent Trustees, also considered and unanimously approved a corresponding new Investment Advisory Agreement (the “New Advisory Agreement”) between the Trust and the Adviser and, as applicable, corresponding new Investment Sub-Advisory Agreements (each, a “New Sub-Advisory Agreement” and together with the New Advisory Agreement, the “New Agreements”) between the Adviser and each Sub-Adviser, as shown in the table below with respect to the Portfolios listed. The terms of the Portfolios’ New Agreements are identical to the terms of the Portfolios’ Initial Agreements, except as to the effective date. The Board’s consideration of the additional set of New Agreements for the Portfolios was necessary for the reasons discussed in “Additional Background for Board Approval of New Agreements” below.

In this discussion, the Initial Advisory Agreement and the New Advisory Agreement are referred to collectively as the “Advisory Agreement”; the Initial Sub-Advisory Agreements and the New Sub-Advisory Agreements are referred to collectively as the “Sub-Advisory Agreements”; and the Initial Agreements and the New Agreements are referred to collectively as the “Agreements”.

Portfolios	Agreement(s) Approved by the Trust’s Board with respect to the Portfolios
1290 VT Moderate Growth Allocation Portfolio	Advisory Agreement with FMG LLC

EQ/American Century Moderate Growth Allocation Portfolio	Advisory Agreement with FMG LLC Sub-Advisory Agreement with American Century Investment Management, Inc. (“American Century”)*

EQ/AXA Investment Managers Moderate Allocation Portfolio	Advisory Agreement with FMG LLC Sub-Advisory Agreement with AXA Investment Managers, Inc. (“AXA IM”)*†

EQ/First Trust Moderate Growth Allocation Portfolio	Advisory Agreement with FMG LLC Sub-Advisory Agreement with First Trust Advisors L.P. (“First Trust”)

EQ/Goldman Sachs Growth Allocation Portfolio	Advisory Agreement with FMG LLC Sub-Advisory Agreement with Goldman Sachs Asset Management L.P. (“Goldman Sachs”)*

EQ/Invesco Moderate Growth Allocation Portfolio	Advisory Agreement with FMG LLC Sub-Advisory Agreement with Invesco Advisers, Inc. (“Invesco”)*

EQ/Legg Mason Growth Allocation Portfolio	Advisory Agreement with FMG LLC Sub-Advisory Agreement with QS Investors LLC (“QS Investors”)*

*

American Century, AXA IM, Goldman Sachs, Invesco and QS Investors (each, an “Existing Sub-Adviser” and together, the “Existing Sub-Advisers”) currently serve as investment sub-advisers for one or more other portfolios, or allocated portion(s) of portfolio(s), of the Trust.

†	AXA IM is an “affiliated person” (as that term is defined in the 1940 Act) of FMG LLC. The other Sub-Advisers are not affiliates of FMG LLC.

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Background for Board Approvals

The Board noted that the Portfolios are newly-created portfolios of the Trust that have strategic equity and fixed income allocations and utilize various investment strategies intended to reduce equity exposure and limit volatility in periods of increased market volatility. The Board also noted that each Portfolio, except the 1290 VT Moderate Growth Allocation Portfolio, is a single sub-advised Portfolio. The Portfolios commenced operations on January 31, 2019.

The Board noted that each Portfolio would initially be added, by amendment, to the existing investment advisory agreement between the Adviser and the Trust with respect to other portfolios of the Trust. The Board noted that it had most recently approved the investment advisory agreement between the Adviser and the Trust with respect to other portfolios of the Trust at meetings held on July 10-12, 2018, in connection with the annual renewal of the investment advisory agreement, and August 22, 2018, in connection with a potential Change of Control Event (as defined below) that may occur in connection with the Sell-Down Plan (as defined below).

The Board noted that the 1290 VT Moderate Growth Allocation Portfolio and the EQ/First Trust Moderate Growth Allocation Portfolio each would operate as a fund-of-funds that would seek to achieve its investment objective by investing in exchange traded securities of other investment companies or investment vehicles (referred to as “underlying ETFs”). With respect to the 1290 VT Moderate Growth Allocation Portfolio, the Board also noted that the Adviser currently serves as the investment manager for other portfolios of the Trust that, like the 1290 VT Moderate Growth Allocation Portfolio, are not sub-advised and operate as funds-of-funds that seek to achieve their investment objectives by investing in underlying ETFs.

The Board noted that Goldman Sachs, Invesco and QS Investors currently serve as investment sub-advisers for the EQ/Goldman Sachs Moderate Growth Allocation Portfolio, the EQ/Invesco Moderate Allocation Portfolio and the EQ/Legg Mason Moderate Allocation Portfolio (each, an “EQAT Allocation Portfolio” and together, the “EQAT Allocation Portfolios”)1, respectively, three other portfolios of the Trust, and would serve as investment sub-advisers for the EQ/Goldman Sachs Growth Allocation Portfolio, the EQ/Invesco Moderate Growth Allocation Portfolio and the EQ/Legg Mason Growth Allocation Portfolio, respectively, using a substantially similar investment strategy (albeit with different equity and fixed income allocations) and style and the same portfolio management team as the respective EQAT Allocation Portfolio. The Board also noted that Goldman Sachs and Invesco also currently serve as investment sub-advisers for other portfolios of the Trust and that American Century and AXA IM, which is an affiliate of the Adviser, each currently serves as investment sub-adviser for another portfolio, or an allocated portion of another portfolio, of the Trust. The Board noted that the EQ/Goldman Sachs Growth Allocation Portfolio, the EQ/Invesco Moderate Growth Allocation Portfolio, the EQ/Legg Mason Growth Allocation Portfolio, the EQ/American Century Moderate Growth Allocation Portfolio and the EQ/AXA Investment Managers Moderate Allocation Portfolio would initially be added, by amendment, to the existing investment sub-advisory agreements between the Adviser and Goldman Sachs, Invesco, QS Investors, American Century and AXA IM, respectively, with respect to other portfolios of the Trust. The Board noted that it had most recently approved the investment sub-advisory agreements between the Adviser and each of the Existing Sub-Advisers with respect to other portfolios of the Trust at meetings held on July 10-12, 2018, in connection with the annual renewal (or, in the case of American Century, the initial approval) of the investment sub-advisory agreements, and August 22, 2018, in connection with a potential Change of Control Event (as defined below) that may occur in connection with the Sell-Down Plan (as defined below).

Additional Background for Board Approval of New Agreements

In 2018, AXA S.A. (“AXA”) announced its intention to sell over time all of its interest in AXA Equitable Holdings, Inc. (“AEH”), an entity through which AXA owns an indirect interest in the Adviser, through a series of sales of AEH’s common stock (the “Sell-Down Plan”). Section 15(a)(4) of the 1940 Act provides that any investment advisory agreement, including any investment sub-advisory agreement, must terminate automatically upon its “assignment.” As used in the 1940 Act, the term “assignment” includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an

[1]

Prior to February 19, 2019, the EQ/Goldman Sachs Moderate Growth Allocation Portfolio, the EQ/Invesco Moderate Allocation Portfolio and the EQ/Legg Mason Moderate Allocation Portfolio were named the AXA/Goldman Sachs Strategic Allocation Portfolio, the AXA/Invesco Strategic Allocation Portfolio and the AXA/Legg Mason Strategic Allocation Portfolio, respectively.

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adviser. Such a transaction is often referred to as a “Change of Control Event.” The Sell-Down Plan contemplates one or more transactions that are expected to be treated as a direct or indirect “Change of Control Event” for the Adviser, which in turn would result in the automatic termination of the Initial Advisory Agreement and, as applicable, the Initial Sub-Advisory Agreements for the Portfolios.

In anticipation of the Sell-Down Plan, the Board met at a series of meetings, including meetings of the full Board and meetings of the Independent Trustees separately, commencing in June 2018 and concluding at the Board’s August 22, 2018 meeting, for purposes of, among other things, considering whether it would be in the best interests of each existing portfolio of the Trust and its shareholders to approve a new investment advisory agreement and, as applicable, new investment sub-advisory agreements. At its August 22, 2018 meeting, the Board, including a majority of the Independent Trustees, considered and unanimously approved new investment advisory agreements and, as applicable, new investment sub-advisory agreements2 with respect to the Trust’s existing portfolios, to take effect upon a Change of Control Event prompted by the Sell-Down Plan. The Board’s approvals were based on its determination, made in the exercise of its business judgment, that it would be in the best interests of the shareholders of each existing portfolio of the Trust for the Adviser and, as applicable, the sub-advisers to continue providing investment advisory, investment sub-advisory, and related services for the portfolios, without interruption, as consummation of the Sell-Down Plan proceeds.

In considering the new agreements with respect to the Trust’s existing portfolios, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Sell-Down Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Adviser and its affiliates that render sub-advisory, administrative, distribution, compliance, and other services to the portfolios. When making its decisions on August 22, 2018, the Board took into account that the Adviser had discussed with the Board at prior Board meetings the potential impacts of the Sell-Down Plan on the Trust’s portfolios and on the Adviser and its affiliates providing services to the Trust, and that the Independent Trustees, in consultation with their independent legal counsel, had requested additional information and regular updates from the Adviser specifically relating to the Sell-Down Plan. The Independent Trustees solicited and received from their legal counsel ongoing advice regarding the Board’s legal duties and, with assistance from their counsel, prepared written inquiries to the Adviser regarding the Sell-Down Plan, including details regarding AEH’s anticipated business plan for continuing operations after the implementation of the Sell-Down Plan and the occurrence of potential Change of Control Events. The Board received and evaluated responses from the Adviser and its affiliates pursuant to inquiries made on the Board’s behalf. These evaluations were conducted through meetings of the Independent Trustees (which, upon invitation, included one Board member who is not an Independent Trustee).

At its July 10-12, 2018 and August 22, 2018 meetings, the Board engaged in a review and analysis of additional information regarding the proposed Sell-Down Plan and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of AEH and its subsidiaries throughout implementation of the Sell-Down Plan and thereafter. In this connection, the Board considered that the Sell-Down Plan is being implemented as a result of a business plan of AXA, a publicly held French holding company, that the Board generally has been satisfied with the nature and quality of the services provided to the Trust’s portfolios, including investment advisory, administrative, and support services, and that it would be in the portfolios’ best interests to maintain continuity and stability of the services currently being (or, in the case of new portfolios, to be) provided. The Board carefully considered the Adviser’s anticipated future plans related to capitalization, operational matters, and the retention of current levels of staffing and related compensation structures, as well as the importance of the investment management operations within the AEH business structure going forward.

The Board also considered the anticipated divestiture by AXA of its U.S. subsidiary, AEH, under the Sell-Down Plan, as well as potential advantages of this divestiture to portfolio investors (such as the continuity in U.S. asset management activities, continuity of key personnel, opportunities to grow the independent investment management operations and the importance of asset management operations to the future overall success of AEH), as well as potential disadvantages of this divestiture to portfolio investors, such as the potential eventual loss of affiliation with the AXA name brand. The Board considered AEH’s anticipated ability to continue to use the “AXA” brand name for its asset management operations for a period of time

[2]	The new investment sub-advisory agreements included agreements with Existing Sub-Advisers, as mentioned in “Background for Board Approvals” above.

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following the consummation of the Sell-Down Plan, as well as the status of its planning to transition such operations to a new name. The Board further considered, among other matters, the anticipated arrangements between AXA and AEH over the course of the Sell-Down Plan, and other information provided by the Adviser and its affiliates.

During the review process that led to its approvals of new investment advisory and sub-advisory agreements for the Trust’s existing portfolios, the Board was aware that, at its December 5-6, 2018 meeting, it would be asked to consider approval of the Portfolios’ Initial Agreements and, depending upon the timing of the implementation of the Sell-Down Plan relative to the commencement of operations of the Portfolios, it also would be asked to consider approval of the Portfolios’ New Agreements. In connection with its deliberations on the Portfolios’ New Agreements at its December 5-6, 2018 meeting, the Board recognized that a substantial portion of its review was essentially conducted as part of, and in conjunction with, its aforementioned approvals with respect to the Trust’s existing portfolios.

Consideration and Approval of Agreements

In connection with its approval of the Portfolios’ Initial Agreements and additional set of New Agreements, the Board considered its conclusions in connection with its approval of the Trust’s existing portfolios’ investment advisory agreements and, as applicable, investment sub-advisory agreements with the Existing Sub-Advisers, including its general satisfaction with the nature and quality of services being provided to the Trust’s existing portfolios by the Adviser and the Existing Sub-Advisers.

In reaching its decision to approve each Agreement with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio and Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Adviser, the relevant proposed Sub-Adviser and, where applicable, their respective affiliates; (2) comparative performance information (where available) and information regarding the risk/return profile of the Portfolio; (3) the level of the proposed management fee and sub-advisory fee, and the Portfolio’s expense ratios relative to those of comparable funds; (4) the anticipated costs of the services to be provided by, and the estimated profits to be realized by, the Adviser and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and, if so, whether any such economies of scale are equitably shared with investors; and (6) “fall out” benefits that may accrue to the Adviser, the relevant Sub-Adviser and their respective affiliates (i.e., indirect benefits that they would not receive but for the existence of the Portfolio). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Adviser and the proposed Sub-Advisers, including memoranda and other materials addressing the factors set out above, and provided to the Trustees prior to the meeting. The Board also took into account information, including information relating to certain of the proposed Existing Sub-Advisers, provided to the Trustees at prior Board meetings. The information provided to the Trustees described, among other things, the Portfolios’ investment strategies and risks, including the use of investment strategies to manage volatility; the services to be provided by the Adviser and the proposed Sub-Advisers, as well as the Adviser’s and the proposed Sub-Advisers’ investment personnel and proposed management fees and sub-advisory fees; expense ratios and expense limitation arrangements; performance information (where available); and other matters. During the meetings, the Trustees met with senior representatives of the Adviser to discuss the Agreements and the information provided. The Independent Trustees met in advance of the meeting at which the Board approved the Agreements to review the information provided and communicated a list of substantive follow-up inquiries relating specifically to the Portfolios’ proposed investment strategies, including investment strategies to manage volatility, for management to address prior to and at the meeting. Management provided responses to the Independent Trustees’ inquiries prior to, and in a related presentation to the Board at, the December 5-6, 2018 meeting. The Independent Trustees also met in executive session during the meeting to discuss the Agreements and the information provided. At the meeting, the Independent Trustees and management engaged in extensive discussions regarding the Agreements and the Portfolios’ proposed investment strategies. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Agreements and also received from counsel materials addressing, among other things, the legal standards applicable to their consideration of the Agreements.

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Although the Board approved the Agreements for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the relevant Agreement(s) with respect to each Portfolio, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the proposed management fee and, where applicable, sub-advisory fee were fair and reasonable and that the approval of the Agreement(s) was in the best interests of the applicable Portfolio and its shareholders. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the Adviser and, where applicable, the relevant proposed Sub-Adviser, and their respective affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s and, where applicable, the relevant proposed Sub-Adviser’s responsibilities with respect to each Portfolio. The Board also considered the Adviser’s experience in serving as the investment manager for other portfolios of the Trust, including portfolios that are structured as funds-of funds and portfolios that seek to manage volatility. The Board also considered each proposed Sub-Adviser’s experience in serving, as applicable, as an investment sub-adviser for one or more other portfolios, or allocated portion(s) of portfolio(s), of the Trust, including the EQAT Allocation Portfolios, which seek to manage volatility, and/or for other funds and/or accounts similar to the Portfolio that it would sub-advise.

With respect to the Adviser, the Board considered that the Adviser would be responsible for, among other things, developing investment strategies for the Portfolios; researching, selecting and hiring the proposed Sub-Advisers and conducting on-going “due diligence” on and monitoring the proposed Sub-Advisers; overseeing the selection of investments for the Portfolios that the proposed Sub-Advisers would sub-advise; making investment decisions for the Portfolio that it would manage directly; monitoring and evaluating the performance of the Portfolios; monitoring the investment operations and composition of the Portfolios and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law and the Trust’s compliance policies and procedures; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Portfolios among the proposed Sub-Advisers, as applicable, and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Adviser’s process for selecting and monitoring the proposed Sub-Advisers and the other service providers to the Portfolio, as well as its process for evaluating, monitoring and overseeing the proposed Sub-Advisers’ investment strategies. The Board also considered information regarding the Adviser’s process for making investment decisions for, and developing and implementing the volatility management strategy for, the Portfolio that it would manage directly. In addition, the Board considered information regarding the qualifications and experience of, and resources available to, the personnel who would perform those processes and functions with respect to the Portfolios. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser has assumed significant entrepreneurial risk in sponsoring the Portfolios and that the Adviser would bear and assume significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to the Portfolios. The Board considered that the Adviser’s responsibilities with respect to the Portfolios also would include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolios. The Board also considered information regarding the Adviser’s ongoing risk management activities. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the Adviser also was based, in part, on the Board’s experience and familiarity with the Adviser serving as the investment manager for the other portfolios of the Trust, and on periodic reports provided to the Board regarding the services provided by the Adviser to those other portfolios.

With respect to the proposed Sub-Advisers, the Board considered that, subject to the oversight of the Adviser, each proposed Sub-Adviser would be responsible for making investment decisions for the Portfolio

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that it would sub-advise; placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio that it would sub-advise; and performing certain related administrative functions. The Board also reviewed information regarding each proposed Sub-Adviser’s process for selecting investments for the Portfolio that it would sub-advise, as well as information regarding the qualifications and experience of the proposed Sub-Adviser’s portfolio managers who would provide services to that Portfolio. The Board considered information from each proposed Sub-Adviser relating to the volatility management strategy, including information relating to the architecture of the strategy, controls in place relating to the development and verification of the strategy, and compliance oversight with respect to the strategy. The Board considered information regarding each proposed Sub-Adviser’s procedures for executing portfolio transactions for the Portfolio that it would sub-advise and each proposed Sub-Adviser’s policies and procedures for selecting brokers and dealers and, where applicable, obtaining research from those brokers and dealers. In addition, the Board received information regarding each proposed Sub-Adviser’s trading experience and how each proposed Sub-Adviser would seek to achieve “best execution” on behalf of the Portfolio that it would sub-advise. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by each proposed Existing Sub-Adviser also was based, in part, on the Board’s experience and familiarity with the Existing Sub-Adviser serving as an investment sub-adviser for one or more other portfolios, or allocated portion(s) of portfolio(s), of the Trust, and on periodic reports provided to the Board regarding the services provided by the Existing Sub-Adviser to those other portfolios.

The Board also considered the Trust’s Chief Compliance Officer’s evaluation of First Trust’s compliance programs, policies and procedures, and certification that they were consistent with applicable legal standards. The Board also factored into its review its familiarity with the Adviser’s and the proposed Existing Sub-Advisers’ compliance programs, policies, and procedures and noted the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s and each Existing Sub-Adviser’s compliance programs, policies, and procedures in connection with the Board’s annual renewals of the Trust’s existing portfolios’ investment advisory agreements and, as applicable, the Board’s annual renewals (or, in the case of American Century, initial approval) of the Trust’s existing portfolios’ investment sub-advisory agreements with the Existing Sub-Advisers at the July 10-12, 2018 meeting. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser or the proposed Sub-Advisers and reviewed information regarding the Adviser’s and the proposed Sub-Advisers’ financial condition and history of operations and potential conflicts of interest in managing the Portfolios. In addition, the Independent Trustees received information about business relationships that the Adviser and/or its affiliates have with the proposed Sub-Advisers and/or their affiliates in addition to the proposed relationships involving the Portfolios. In this regard, the Board also took into account materials regarding the policies and procedures adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also considered the benefits that would be provided to investors from participation in an FMG LLC-sponsored mutual fund, including the benefits of investing in a fund that is part of a large family of funds offering a wide range of portfolios, advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates would provide to the Portfolios and their shareholders.

The Board noted that the Portfolios did not have any performance history as they were newly created and had not commenced operations as of the date of the meeting. For purposes of evaluating the nature, quality and extent of the overall services to be provided to the Portfolios, the Board received and reviewed information regarding each Portfolio’s investment objectives, policies and anticipated investments and considered risk/return profile information for each Portfolio based thereon. The Board also considered the Adviser’s expertise, resources, proposed methodology, proposed asset allocations, and personnel for managing the Portfolios and its experience managing other portfolios of the Trust. The Board also considered each proposed Sub-Adviser’s expertise, resources, proposed investment strategy, proposed asset allocations, and personnel for advising the Portfolio that it would sub-advise. The Trustees noted that they had reviewed Goldman Sachs’, Invesco’s and QS Investors’ performance through their oversight of each such Sub-Adviser’s management of its respective EQAT Allocation Portfolio since its appointment to that portfolio. In this regard, the Board also noted its familiarity with the proposed Goldman Sachs, Invesco and QS Investors portfolio management teams. The Board noted that comparative performance information was not available from American Century or First Trust because those Sub-Advisers do not currently advise other portfolios or

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accounts using a substantially similar investment strategy as the Portfolio that it would sub-advise. The Trustees noted that they had, however, reviewed AXA IM’s performance through their oversight of that Sub-Adviser’s management of a portion of a portfolio of the Trust since its appointment to that portfolio. The Board also received and reviewed model performance data for the strategies to be used for the Portfolios for long- and/or short-term periods, relative to a composite benchmark. The Board generally considered long-term performance to be more important than short-term performance.

In addition, in determining whether to approve the New Agreements for the Portfolios, the Board also considered the expected impact, if any, of the Sell-Down Plan on the operations, facilities, organization and personnel of the Adviser and the relevant Sub-Advisers; the ability of the Adviser and each Sub-Adviser to perform its duties after the Sell-Down Plan, including any changes to the level or quality of services provided to the respective Portfolios; the potential implications of any additional regulatory requirements imposed on the Adviser or the relevant Sub-Advisers or Portfolios following the Sell-Down Plan; and any anticipated changes to the investment and other practices of the Portfolios. In this regard, the Independent Trustees requested and received assurances that the Adviser and its affiliates: (1) are committed to maintaining appropriate levels of overall staffing, ongoing resources, and service quality; and (2) throughout the time period during which the Sell-Down Plan is implemented, will keep the Board apprised regarding material developments with respect to these matters. The Board considered that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. The Board considered representations by the Adviser and its affiliates that their separation from AXA as contemplated by the Sell-Down Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Portfolios. The Board also considered that the importance of the asset management operations to the overall success of AEH could provide a strong incentive to AEH to provide appropriate resource allocations to support those asset management operations. The Board also considered representations by the Adviser and its affiliates, including senior investment management personnel indicating that: (1) the Adviser and AXA IM can be expected to provide services of the same nature, extent, and quality under the relevant New Agreements as to be provided thereby under the Initial Agreements; and (2) the Sell-Down Plan is not expected to result in any changes to: (i) the management of the Portfolios, including the continuity of the Portfolios’ portfolio managers and other personnel responsible for the management operations of the Portfolios; or (ii) the investment objective of or the principal investment strategies used to manage any of the Portfolios.

The Board also noted that there are no changes in the fees payable and services provided between the Initial Agreements and the New Agreements. The Board considered representations by the Adviser and its affiliates, as well as related supporting documentation, indicating that the terms of the New Agreements, including the fees payable thereunder, are identical to the terms of the corresponding Initial Agreements. The Board noted that no changes were proposed to the allocation of responsibilities between the Adviser and any Sub-Adviser, and that the sub-advised Portfolios’ Sub-Advisers will continue to be responsible for day-to-day implementation of an investment program, making investment decisions and placing orders for the purchase and sale of securities, on behalf of the applicable Portfolios, subject to oversight of the Board and the Adviser. The Board also considered that the portfolio investment personnel responsible for the management of the respective Portfolios were expected to continue to manage the Portfolios following the completion of the Sell-Down Plan, and the investment strategies of the Portfolios were not expected to change as a result of the Sell-Down Plan. The key personnel who have responsibility for the Portfolios in each area, including portfolio management, investment oversight, fund management, fund operations, product management, legal/compliance and board support functions, are expected to be the same following the Sell-Down Plan. Notwithstanding the foregoing, the Board recognized that personnel changes may occur in the future in the ordinary course.

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services to be provided by the Adviser and, where applicable, the relevant proposed Sub-Adviser were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the Agreement(s).

Expenses

The Board considered each Portfolio’s proposed management fee and, where applicable, sub-advisory fee in light of the nature, quality and extent of the overall services to be provided by the Adviser and, where applicable, the relevant proposed Sub-Adviser. In addition, with respect to each sub-advised Portfolio, the

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Board considered the relative levels of the sub-advisory fee to be paid to the relevant proposed Sub-Adviser and the management fee to be retained by the Adviser in light of, among other factors, the services to be provided to the Portfolio by the Adviser and the relevant proposed Sub-Adviser. The Board considered that all fees and expenses of each Portfolio will be explicitly disclosed in the Portfolio’s offering documents.

With respect to the Advisory Agreement, the Board also considered each Portfolio’s proposed management fee schedule relative to the management fee schedules of other portfolios managed by the Adviser. In this regard, the Board noted that the proposed management fee schedule for each Portfolio, except the 1290 VT Moderate Growth Allocation Portfolio, is the same as the current management fee schedule for the EQAT Allocation Portfolios. The Board also noted that the proposed management fee schedule for the 1290 VT Moderate Growth Allocation Portfolio is comparable to the current management fee schedules for certain other portfolios managed by the Adviser. The Board also considered information provided by the Adviser comparing the proposed management fee rate and expense ratios for each Portfolio to the management fee rates and expense ratios for comparable funds, including information compiled by Broadridge Financial Solutions Inc., an independent provider of mutual fund industry data. The Board further considered that the proposed management fee schedule for each Portfolio includes breakpoints that would reduce the management fee rate as Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s management fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in its prospectus. In this regard, the Board also noted that the expense limitation arrangement for each Portfolio includes the fees and expenses of other investment companies or underlying ETFs in which the Portfolio may invest and, thus, such fees and expenses would not cause a Portfolio’s annual operating expenses to exceed its expense limitation. The Board also noted that, to the extent that the Adviser waives fees pursuant to the expense limitation arrangement, a Portfolio’s actual management fee may be lower than its contractual management fee.

With respect to each Sub-Advisory Agreement, the Board also considered the proposed sub-advisory fee in light of the fees that the relevant proposed Sub-Adviser charges under other sub-advisory agreements with other clients. With respect to each of the EQ/Goldman Sachs Growth Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio and EQ/Legg Mason Growth Allocation Portfolio, the Board noted that the proposed sub-advisory fee schedule for each of Goldman Sachs, Invesco and QS Investors, respectively, is the same sub-advisory fee schedule that Goldman Sachs, Invesco and QS Investors each currently charges to the respective EQAT Allocation Portfolio that it sub-advises. The Board further noted that the Adviser, and not the applicable sub-advised Portfolio, would pay the relevant proposed Sub-Adviser and that the proposed sub-advisory fee was negotiated between the proposed Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by the Sub-Advisers to other clients (this information having been provided to the Board and the Adviser by the Sub-Advisers in conjunction with the proposed approval of the sub-advised Portfolios’ Sub-Advisory Agreements, as well as by the Existing Sub-Advisers in conjunction with the proposed annual renewal (or initial approval, as the case may be) of the Trust’s existing portfolios’ investment sub-advisory agreements with the Existing Sub-Advisers) and that the Adviser believes that the fee agreed upon with each proposed Sub-Adviser is reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided.

The Board also considered that the fee schedule for each Portfolio under its New Agreement(s) is identical to that under its corresponding Initial Agreement(s). The Board also noted that the Adviser anticipates complying with the requirements of Section 15(f) of the 1940 Act3 with respect to any transaction under the Sell-Down Plan that is deemed to cause an assignment of the then-effective investment advisory or investment sub-advisory agreement for a Portfolio. In this regard, the Adviser has represented to the Board that it will use its best efforts to ensure that it and its affiliates will not take any action that imposes an “unfair

[3]

Section 15(f) generally provides, in pertinent part, that affiliated persons of an adviser may receive any amount or benefit in connection with a sale of securities of, or a sale of any other interest in, such an adviser which results in an assignment of an investment advisory or sub-advisory agreement if, for a period of three years after the time of such a transaction, at least 75% of the members of the board of any investment company which it oversees are not “interested persons” (as defined in the 1940 Act) of the new or old investment adviser; and, if, for a two-year period, there is no “unfair burden” imposed on any such investment company as a result of the transaction or as a result of any express or implied terms, conditions or understandings applicable to the assignment. The Board currently satisfies the 75% requirement of Section 15(f).

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burden” on the Portfolios as a result of the transaction or as a result of any express or implied terms, conditions or understandings applicable to the assignment, for so long as the requirements of Section 15(f) apply.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s proposed management fee and, as applicable, the Sub-Adviser’s proposed sub-advisory fee are fair and reasonable

Profitability and Costs

The Board also considered the anticipated level of profits to be realized by the Adviser in connection with the operation of the Portfolios. The Adviser represented that, as new portfolios with no prior operations, the Portfolios were not expected to be profitable to the Adviser initially because of their anticipated small initial asset bases. As a result, the Board noted that it periodically would evaluate profitability as the assets of the Portfolios increase over time. With respect to each Sub-Advisory Agreement, the Board considered the estimated impact of the proposed sub-advisory fee on the profitability of the Adviser. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreements. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fees and that the fees to be paid to the proposed Sub-Advisers are the product of negotiations with the Adviser and reflect levels of profitability acceptable to the Adviser and the proposed Sub-Advisers based on the particular circumstances in each case for each of them. The Board noted again that each Sub-Adviser’s fee would be paid by the Adviser and not the relevant sub-advised Portfolio and that many responsibilities related to the advisory function are retained by the Adviser. The Board also noted that the sub-advisory fee to be paid by the Adviser to AXA IM, which is an affiliate of the Adviser, is considered as a possible fall-out benefit.

In addition, the Board recognized that it is difficult to predict with any degree of certainty the impact of the Sell-Down Plan on the Adviser’s profitability. The Board further considered that there were no changes to the Portfolios’ management, sub-advisory or administration fees as a result of the Sell-Down Plan.

Economies of Scale

The Board also considered whether economies of scale or efficiencies would be realized by the Adviser as the Portfolios grow larger and the extent to which this is reflected in the proposed management and administrative fee schedules for the Portfolios. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the management fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the management fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the management fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that a manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the proposed management fee schedule for each Portfolio includes breakpoints that would reduce the management fee rate as Portfolio assets increase above certain levels. The Board also noted that the proposed administrative fee schedule for each Portfolio (i) aggregates the assets managed by the Adviser in these Portfolios with the assets of certain other portfolios of the Trust, as well as with the assets of the portfolios of AXA Premier VIP Trust, an affiliated investment company of the Trust managed by the Adviser, which aggregation is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (ii) includes breakpoints that would reduce the administrative fee rate as aggregate portfolio assets increase above certain levels. In addition, the Board noted that the Adviser had agreed to assume certain expenses of each Portfolio by making payments or waiving all or a portion of its management, administrative and other fees so that the Portfolio’s total expense ratios do not exceed certain contractual levels as set forth in the prospectus, in light of the fact that each Portfolio is a new portfolio and initially would not have sufficient assets to maintain its expense ratios at competitive levels. The Board also considered that the Adviser could potentially share economies of scale or efficiencies with the Portfolios through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide over time, such as hiring additional personnel and providing additional resources in areas that would be relevant to the management and administration of the Portfolios.

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In connection with its deliberations regarding the Sub-Advisory Agreements, the Board noted that the proposed sub-advisory fee schedules applicable to each sub-advised Portfolio, except the EQ/First Trust Moderate Growth Allocation Portfolio, include breakpoints that reduce the sub-advisory fee rate as applicable Portfolio assets under the Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board also noted that the proposed sub-advisory fee schedules applicable to the EQ/Goldman Sachs Growth Allocation Portfolio, the EQ/Invesco Moderate Growth Allocation Portfolio and the EQ/Legg Mason Growth Allocation Portfolio aggregate the assets managed by Goldman Sachs, Invesco and QS Investors, respectively, in that Existing Sub-Adviser’s respective Portfolio and in its respective EQAT Allocation Portfolio. The Board also noted that the aggregation of assets may result in the affected Portfolio(s) reaching a breakpoint sooner than if the sub-advisory fee schedule did not aggregate assets, which also has the potential to benefit the Adviser. With respect to the sub-advisory fee applicable to the EQ/First Trust Moderate Growth Allocation Portfolio, which does not include breakpoints, the Board considered the Adviser’s explanation that the sub-advisory fee was priced at a competitive level.

The Board further considered that the fee schedule, including the breakpoint schedule (as applicable), for each Portfolio under its New Agreement(s) is identical to that under its corresponding Initial Agreement(s). The Board also considered that the contractual expense limitation arrangements that are in place for the Portfolios will not change as a result of the Sell-Down Plan.

The Board considered these factors, and the relationship they bear to the fee structures charged to the Portfolios by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale or efficiencies with the Portfolios once they commence operations and at reasonably anticipated asset levels. The Board noted, however, that it would monitor future growth in Portfolio assets to determine whether economies of scale or efficiencies continued to be reflected in the Portfolios’ fee arrangements.

Fall-Out and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that the Adviser also would serve as the administrator for the Portfolios and would receive compensation for acting in this capacity. In addition, the Board recognized that AXA IM, an affiliate of the Adviser, is proposed to serve as Sub-Adviser to the EQ/AXA Investment Managers Moderate Allocation Portfolio and would receive sub-advisory fees that are paid by the Adviser out of the fees that it earns from that Portfolio. The Board also recognized that AXA Distributors, LLC, also an affiliate of the Adviser, serves as the underwriter for the Trust and would receive from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class IB shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, would receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolios would be offered as investment options through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of the Portfolios may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and AXA Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that the Portfolios will be subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Adviser and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees).

The Board also considered possible fall-out benefits and other types of benefits that may accrue to a proposed Sub-Adviser, including the following. The Board considered that a proposed Sub-Adviser, through

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its position as investment sub-adviser to a Portfolio, may engage in soft dollar transactions. In addition, the Board considered that a proposed Sub-Adviser may be affiliated with registered broker-dealers who may, from time to time, receive brokerage commissions from a Portfolio in connection with the purchase and sale of portfolios securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also noted that each proposed Existing Sub-Adviser serves as an investment sub-adviser for other portfolios advised by the Adviser and receives sub-advisory fees with respect to those portfolios. The Board also recognized that a proposed Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Adviser’s affiliated insurance companies and that the proceeds of those sales may be invested in the Portfolios. The Board also recognized that a proposed Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Adviser or its affiliates. In addition, the Board noted that a proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to the proposed Sub-Adviser’s investment process and from expanding its level of assets under management, and a proposed Sub-Adviser may derive benefits from its association with the Adviser.

The Board noted that, as the applicable policies and operations of the Adviser and its affiliates with respect to the Portfolios, and the applicable policies and operations of the Sub-Advisers with respect to the sub-advised Portfolios, were not anticipated to change significantly after the Sell-Down Plan, such fall-out benefits were expected to remain after the Sell-Down Plan.

Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser or the proposed Sub-Advisers are fair and reasonable.

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EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2019 (UNAUDITED)

At a meeting held on March 12-13, 2019, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Sub-Advisory Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”), which serves as the Trust’s investment manager, and American Century Investment Management, Inc. (“American Century” or the “Sub-Adviser”) with respect to the Multimanager Mid Cap Value Portfolio (the “Portfolio”).

The Board considered that American Century would become the sub-adviser for a portion of the Portfolio that is actively managed, in connection with the replacement of the current sub-adviser to that active allocated portion of the Portfolio. The Board noted that, under the Sub-Advisory Agreement, American Century would implement a mid cap value strategy in managing its active allocated portion of the Portfolio. American Century became the sub-adviser to an active allocated portion of the Portfolio effective on or about April 8, 2019.

In reaching its decision to approve the Sub-Advisory Agreement, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the Sub-Advisory Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and the Sub-Advisory Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the proposed Sub-Adviser; (2) comparative performance information; (3) the level of the proposed sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) “fall out” benefits that may accrue to the proposed Sub-Adviser and its affiliates (i.e., indirect benefits that the Sub-Adviser would not receive but for the existence of the Portfolio). In considering the Sub-Advisory Agreement, the Board did not identify any single factor or information as all-important or controlling, and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Adviser and the proposed Sub-Adviser, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to the meeting. The information provided to the Trustees described, among other things, the services to be provided by the proposed Sub-Adviser, as well as the proposed Sub-Adviser’s investment personnel, proposed sub-advisory fee, performance information, and other matters. The Board also took into account information provided to the Trustees at prior Board meetings. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the Sub-Advisory Agreement and the information provided. The Independent Trustees also met in executive session during the meeting to discuss the Sub-Advisory Agreement and the information provided. The Independent Trustees were assisted by independent counsel prior to and during the meeting and during their deliberations regarding the Sub-Advisory Agreement and also received from counsel materials addressing, among other things, the legal standards applicable to their consideration of the Sub-Advisory Agreement. In approving the Sub-Advisory Agreement with respect to the Portfolio, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the proposed sub-advisory fee was fair and reasonable and that the approval of the Sub-Advisory Agreement was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the Sub-Advisory Agreement.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolio and its investors by the proposed Sub-Adviser. In addition to the investment performance information discussed below, the Board considered the proposed Sub-Adviser’s responsibilities with respect to the Portfolio (or the allocated portion thereof) pursuant to the Sub-Advisory Agreement, and the proposed Sub-Adviser’s experience in serving as investment sub-adviser for other portfolios of the Trust and as an

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investment adviser or sub-adviser for funds and/or accounts similar to the Portfolio. The Board considered that the proposed Sub-Adviser, subject to the oversight of the Adviser, would be responsible for making investment decisions with respect to the Portfolio (or the allocated portion thereof); placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio (or the allocated portion thereof); and performing certain related administrative functions. The Board also reviewed information regarding the proposed Sub-Adviser’s process for selecting investments for the Portfolio (or the allocated portion thereof), as well as information regarding the qualifications and experience of the proposed Sub-Adviser’s portfolio managers who would provide services to the Portfolio. The Board also considered information regarding the proposed Sub-Adviser’s procedures for executing portfolio transactions for the Portfolio (or the allocated portion thereof) and the proposed Sub-Adviser’s policies and procedures for selecting brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board received information regarding the proposed Sub-Adviser’s trading experience and how the proposed Sub-Adviser would seek to achieve “best execution” on behalf of the Portfolio (or the allocated portion thereof). The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser also was based, in part, on information the Trustees had recently reviewed in connection with American Century’s appointment as investment sub-adviser for two other portfolios of the Trust that recently commenced operations, including the EQ/American Century Mid Cap Value Portfolio, for which American Century implements a mid cap value strategy. The Board noted that it had considered and unanimously approved investment sub-advisory agreements between FMG LLC and American Century with respect to these two portfolios of the Trust at meetings held on July 10-12, 2018 and December 5-6, 2018, respectively. In this regard, the Board also noted (i) that the terms of the proposed Sub-Advisory Agreement with American Century are substantially identical to the terms of the previously approved investment sub-advisory agreements between FMG LLC and American Century and (ii) that the terms of the proposed Sub-Advisory Agreement with American Century are substantially similar to the terms of the current investment sub-advisory agreement between FMG LLC and the current sub-adviser, except as to the effective date, compensation, and the named sub-adviser.

The Board also factored into its review its assessment of the proposed Sub-Adviser’s compliance program, policies and procedures, noting that it had considered the Trust’s Chief Compliance Officer’s evaluation of the proposed Sub-Adviser’s compliance program, policies and procedures, and the Chief Compliance Officer’s certification that they were consistent with applicable legal standards, in connection with its approval of the investment sub-advisory agreements with the proposed Sub-Adviser with respect to the other portfolios of the Trust. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the proposed Sub-Adviser and reviewed information regarding the proposed Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolio.

The Board also received and reviewed information regarding the performance of the American Century Mid Cap Value composite relative to the performance of an appropriate benchmark, as well as the current sub-adviser’s active allocated portion of the Portfolio, over various time periods. The Board noted some short-term performance weakness, but generally considered long-term performance to be more important than short-term performance. The Board also considered the proposed Sub-Adviser’s expertise, resources, proposed investment strategy, and personnel for advising the Portfolio (or the allocated portion thereof). The Board also noted that, because the EQ/American Century Mid Cap Value Portfolio had commenced operations on October 22, 2018, and had only limited operating history, meaningful comparative performance information for that portfolio was not available.

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the Sub-Advisory Agreement.

Expenses

The Board considered the proposed sub-advisory fee for the proposed Sub-Adviser with respect to the Portfolio (or allocated portion thereof) in light of the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser. In this regard, the Board noted that, based on aggregate asset levels (as discussed in “Economies of Scale” below) as of December 31, 2018, the sub-advisory fee rate to be payable to American Century under the proposed Sub-Advisory Agreement is expected to be lower than the sub-advisory

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fee rate paid to the current sub-adviser. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the proposed Sub-Adviser with respect to the Portfolio and the advisory fee to be retained by the Adviser in light of, among other factors, the services provided to the Portfolio by the Adviser and the proposed Sub-Adviser. The Board noted that the advisory fee paid by the Portfolio to the Adviser would not change as a result of the approval of the Sub-Advisory Agreement.

The Board further noted that the Adviser, and not the Portfolio, would pay the proposed Sub-Adviser and that the proposed sub-advisory fee was negotiated between the proposed Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with the proposed Sub-Adviser is reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board determined that the proposed sub-advisory fee for the proposed Sub-Adviser is fair and reasonable.

Profitability and Costs

The Board also considered the estimated impact of the proposed sub-advisory fee on the profitability of the Adviser. In this regard, the Board noted that the appointment of American Century is expected to have a positive impact on the Adviser’s annual profitability at current aggregate asset levels. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee is the product of negotiations with the Adviser and reflects levels of profitability acceptable to the Adviser and the proposed Sub-Adviser based on the particular circumstances in each case for each of them.

Economies of Scale

The Board also considered whether economies of scale would be realized as the Portfolio grows larger and the extent to which this is reflected in the proposed sub-advisory fee rate schedule with respect to the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed sub-advisory fee rate schedule for the Portfolio includes breakpoints that reduce the sub-advisory fee rate as Portfolio assets under the proposed Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board also noted that the sub-advisory fee rate schedule for the proposed Sub-Adviser aggregates the assets of the proposed Sub-Adviser’s active allocated portion of the Portfolio with the assets of the EQ/American Century Mid Cap Value Portfolio. The Board also noted that the aggregation of assets may result in the Portfolio reaching a breakpoint sooner than if the sub-advisory fee rate schedule did not aggregate assets, which also has the potential to benefit the Adviser. The Board considered these factors, and the relationship they bear to the fee structure charged to the Portfolio by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Portfolio.

Fall-Out and Other Benefits

The Board also considered possible fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser, including the following. The Board noted that the proposed Sub-Adviser serves as sub-adviser for other portfolios of the Trust and receives sub-advisory fees with respect to those portfolios. In addition, the Board noted that the proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to the proposed Sub-Adviser’s investment process and from expanding its level of assets under management, and the proposed Sub-Adviser may derive benefits from its association with the Adviser and other sub-advisers to the Portfolio. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser are fair and reasonable.

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EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2019 (UNAUDITED)

At a meeting held on April 10-11, 2019 (the “April Meeting”), the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the New Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “New Agreement”) between AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”), which serves as the Trust’s investment manager, and Invesco Advisers, Inc. (“Invesco” or the “Sub-Adviser”) with respect to the EQ/Oppenheimer Global Portfolio and the EQ/Global Equity Managed Volatility Portfolio (formerly known as the AXA Global Equity Managed Volatility Portfolio) (each, a “Portfolio” and together, the “Portfolios”).

At the time of the April Meeting, OppenheimerFunds, Inc. (“OppenheimerFunds”) was serving as investment sub-adviser for the EQ/Oppenheimer Global Portfolio and for an actively managed portion of the EQ/Global Equity Managed Volatility Portfolio pursuant to an existing investment sub-advisory agreement between the Adviser and OppenheimerFunds dated March 25, 2019 (the “Old Agreement”). At the April Meeting, the Adviser proposed that Invesco replace OppenheimerFunds as investment sub-adviser for the Portfolios in connection with an anticipated change of control of OppenheimerFunds, as discussed below. As of the date of this shareholder report, Invesco has since replaced OppenheimerFunds as investment sub-adviser for the EQ/Oppenheimer Global Portfolio and for OppenheimerFunds’ actively managed portion of the EQ/Global Equity Managed Volatility Portfolio effective on or about May 24, 2019.

In October 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), the indirect parent company of OppenheimerFunds, and Invesco Ltd., the indirect parent company of Invesco, announced that they had entered into an agreement whereby Invesco Ltd. would acquire OppenheimerFunds, which is MassMutual’s asset management affiliate, and its subsidiaries (the “Acquisition”). Section 15(a)(4) of the 1940 Act provides that any investment advisory agreement, including any investment sub-advisory agreement, must terminate automatically upon its “assignment.”1 As used in the 1940 Act, the term “assignment” includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transaction is often referred to as a change of control. The Board considered that the Acquisition, which was expected to close in the second quarter of 2019, would result in a change of control of OppenheimerFunds, which in turn would result in the automatic termination of the Old Agreement between the Adviser and OppenheimerFunds with respect to the Portfolios.

In anticipation of the change of control of OppenheimerFunds, at the April Meeting, the Board considered whether it would be in the best interests of each Portfolio and its shareholders to approve the New Agreement between the Adviser and Invesco, in connection with which Invesco would replace OppenheimerFunds as investment sub-adviser for the Portfolios. The Board considered that Invesco currently serves as investment sub-adviser for other portfolios of the Trust and that, upon the change of control of OppenheimerFunds, the Portfolios would be added, by amendment, to the existing investment sub-advisory agreement between the Adviser and Invesco with respect to the other portfolios of the Trust.2 In this regard, the Board noted that it had most recently considered and approved the existing investment sub-advisory agreement between the Adviser and Invesco with respect to the other portfolios of the Trust at meetings held on July 10-12, 2018 (the “July Meeting”), in connection with both the annual renewal of the investment sub-advisory agreement with respect to

[1]	The Old Agreement also provides that any assignment (as defined in the 1940 Act) of the agreement shall result in its automatic termination.
[2]

Section 15 of the 1940 Act requires that any investment advisory agreement, including any investment sub-advisory agreement, with respect to a Portfolio be in writing and be approved initially by both the Board (including a majority of the Independent Trustees) and the Portfolio’s shareholders. However, the Adviser has received from the Securities and Exchange Commission an exemptive order that permits it, subject to the Board’s approval, to hire, terminate and replace sub-advisers and amend investment sub-advisory agreements without obtaining shareholder approval. The Adviser may not, however, enter into an investment sub-advisory agreement with an “affiliated person” (as that term is defined in the 1940 Act) unless the investment sub-advisory agreement with the affiliated sub-adviser, including compensation, is also approved by the affected portfolio’s shareholders. Invesco is not an affiliate of the Adviser. The Board noted that, subject to the Board’s approval, the Adviser intended to rely on the exemptive order to enter into the New Agreement with Invesco with respect to the Portfolios.

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existing portfolios of the Trust and the initial approval of Invesco as investment sub-adviser for a newly-created portfolio of the Trust; August 22, 2018, in connection with the Board’s approval of new investment advisory agreements and investment sub-advisory agreements for the Trust’s portfolios due to the expected termination of the then-existing agreements as a result of a change of control of the Adviser; and December 5-6, 2018, in connection with the initial approval of Invesco as investment sub-adviser for another newly-created portfolio of the Trust. The Board also noted that it had most recently considered and approved the existing investment sub-advisory agreement between the Adviser and OppenheimerFunds with respect to the Portfolios at the July Meeting, in connection with the annual renewal of the investment sub-advisory agreement with respect to the Portfolios, and at the meeting held on August 22, 2018.

In reaching its decision to approve the New Agreement with respect to each Portfolio, the Board considered the overall fairness of the New Agreement and whether the New Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio and the New Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by Invesco; (2) comparative performance information; (3) the level of the proposed sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) “fall out” benefits that may accrue to Invesco and its affiliates (i.e., indirect benefits that Invesco would not receive but for the existence of the Portfolio). In considering the New Agreement, the Board did not identify any single factor or information as all-important or controlling, and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Adviser and Invesco, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to the meeting. The Board also took into account information, including information relating to Invesco and OppenheimerFunds, provided to the Trustees at prior Board meetings, including the July Meeting. The Board also took into account OppenheimerFunds’ and Invesco’s presentations to sub-groups of the Board’s Investment Committee during that committee’s March 12-13, 2019 meeting. The information provided to the Trustees described, among other things, (i) the services currently being provided by OppenheimerFunds, as well as OppenheimerFunds’ investment personnel, sub-advisory fee, performance information, and other matters, and (ii) the services to be provided by Invesco, as well as Invesco’s investment personnel, proposed sub-advisory fee, performance information, and other matters. The Board also requested and evaluated information relating to the potential impact of the change of control on the Portfolios and their investment processes, and on the operations, personnel, organizational structure, and financial and other resources of Invesco. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the New Agreement and the information provided. The Independent Trustees also met in executive session during the meeting to discuss the New Agreement and the information provided. The Independent Trustees were assisted by independent counsel prior to and during the meeting and during their deliberations regarding the New Agreement and also received from counsel materials addressing, among other things, the legal standards applicable to their consideration of the New Agreement. Although the Board approved the New Agreement for both of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the New Agreement with respect to each Portfolio, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the proposed sub-advisory fee was fair and reasonable and that the approval of the New Agreement was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the New Agreement.

Nature, Quality and Extent of Services

Prior to its approval of the New Agreement with respect to each Portfolio, the Board reviewed, among other matters, the nature, quality and extent of the services currently being provided by OppenheimerFunds under the Old Agreement and to be provided by Invesco under the New Agreement. In connection with its approval of the New Agreement with respect to each Portfolio, the Board considered its conclusions in connection with its approvals at the July Meeting, including its general satisfaction with the nature and quality of the services being provided to the Portfolios and the other portfolios of the Trust by OppenheimerFunds and Invesco, as appropriate. The Board also considered that, since the July Meeting, in connection with the

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Board’s initial approval of Invesco as investment sub-adviser for two other, newly-created portfolios of the Trust, as well as in connection with the Board’s consideration of the New Agreement, the Board had requested and Invesco had provided certain updates to, and information in addition to, the information it had provided in connection with the July Meeting.

In connection with its approval of the New Agreement with respect to each Portfolio, the Board also considered Invesco’s representations that the resources available for servicing the Portfolios would not diminish after the change of control; the change of control is not expected to impact the day-to-day portfolio management of the Portfolios; the same portfolio manager who is primarily responsible for the securities selection, research and trading for each Portfolio (or the allocated portion thereof) immediately prior to the change of control would continue to manage each Portfolio (or the allocated portion thereof) after the change of control; Invesco’s principal business activities would not be affected by the change of control; and Invesco’s management structure is not expected to change after the change of control. In this regard, the Board also noted that the terms of the proposed New Agreement with Invesco are substantially similar to the terms of the Old Agreement between the Adviser and OppenheimerFunds, except as to the effective date and the named sub-adviser, and the terms of the proposed New Agreement with Invesco are substantially identical to the terms of the previously approved investment sub-advisory agreement between the Adviser and Invesco, except as to the effective date.

The Board also factored into its review its familiarity with Invesco’s compliance program, policies and procedures, noting that it had considered the Trust’s Chief Compliance Officer’s evaluation of Invesco’s compliance program, policies and procedures, and the Chief Compliance Officer’s certification that they were consistent with applicable legal standards, in connection with its approval of the investment sub-advisory agreement with Invesco with respect to other portfolios of the Trust. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving Invesco and reviewed information regarding Invesco’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios.

For purposes of evaluating the nature, quality and extent of the overall services to be provided to each Portfolio, the Board also took into account its prior review, at the July Meeting, of peer group and benchmark investment performance comparison data relating to each Portfolio, as well as discussions with the Adviser, OppenheimerFunds, and Invesco about investment performance that occurred at Board meetings throughout the year. In this regard, the Board also considered Invesco’s representations that the same portfolio manager would continue to be primarily responsible for the securities selection, research and trading for each Portfolio (or the allocated portion thereof) after the change of control, and the investment processes of the Portfolios were not expected to change as a result of the change of control. Notwithstanding the foregoing, the Board recognized that personnel changes may occur in the future in the ordinary course.

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by Invesco were appropriate for each Portfolio in light of its investment objective and, thus, supported a decision to approve the New Agreement.

Expenses

The Board also considered the proposed sub-advisory fee for Invesco with respect to each Portfolio (or allocated portion thereof) in light of the nature, quality and extent of the overall services to be provided by Invesco. The Board considered the Adviser’s representation that each Portfolio’s fees and expenses were not expected to change as a result of the approval of the New Agreement. The Board also considered that, for each Portfolio, the sub-advisory fee that Invesco would receive under the New Agreement would be based on the same fee rate schedule in effect under the Old Agreement with OppenheimerFunds. In this regard, the Board noted that, at its July Meeting, it concluded, in light of all the factors it considered, that the fee rate schedule set forth in the existing investment sub-advisory agreement between the Adviser and OppenheimerFunds with respect to the Portfolios was fair and reasonable. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to Invesco with respect to each Portfolio and the advisory fee to be retained by the Adviser in light of, among other factors, the services provided to the Portfolio by the Adviser and Invesco. The Board also noted that the advisory fee paid by each Portfolio to the Adviser would not change as a result of the approval of the New Agreement.

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The Board further noted that the Adviser, and not a Portfolio, would pay Invesco and that the proposed sub-advisory fee was negotiated between Invesco and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with Invesco is reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board determined that the proposed sub-advisory fee for Invesco is fair and reasonable.

Profitability and Costs

The Board also considered the estimated impact of the proposed sub-advisory fee on the profitability of the Adviser. In this regard, the Board took into account its prior review at the July Meeting and noted, again, that the Portfolios’ fees and expenses were not expected to change as a result of the approval of the New Agreement. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the New Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee is the product of negotiations with the Adviser and reflects levels of profitability acceptable to the Adviser and Invesco based on the particular circumstances in each case for each of them.

Economies of Scale

The Board also considered whether economies of scale would be realized as the Portfolios grow larger and the extent to which this is reflected in the proposed sub-advisory fee rate schedule with respect to the Portfolios. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the sub-advisory fee rate schedule for the Portfolios includes breakpoints that reduce the sub-advisory fee rate as aggregate Portfolio assets under Invesco’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board also noted that the aggregation of assets may result in the Portfolios reaching a breakpoint sooner than if the sub-advisory fee rate schedule did not aggregate assets, which also has the potential to benefit the Adviser. The Board also took into account its prior review at the July Meeting, including its review of the sub-advisory fee rate and breakpoint schedule, and noted that the schedule will not change under the New Agreement. The Board considered these factors, and the relationship they bear to the fee structures charged to the Portfolios by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Portfolios.

Fall-Out and Other Benefits

The Board also considered its prior review, at the July Meeting, of possible fall-out benefits and other types of benefits that may accrue to Invesco, including the following. The Board considered that Invesco, through its position as investment sub-adviser to a Portfolio, may engage in “soft dollar” transactions. The Board also noted that Invesco serves as sub-adviser for other portfolios of the Trust and receives sub-advisory fees with respect to those portfolios. In addition, the Board noted that Invesco may benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and Invesco may derive benefits from its association with the Adviser and other sub-advisers (if any) to a Portfolio. The Board also noted that, as the applicable principal business activities of Invesco with respect to the Portfolios would not be affected by the change of control, such fall-out benefits were expected to remain after the change of control. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to Invesco are fair and reasonable.

Conclusion

At the April Meeting, the Board, including a majority of the Independent Trustees, considered and unanimously approved the New Agreement with respect to the Portfolios, to take effect upon the change of control of OppenheimerFunds. The Board’s approval was based on its determination, made in the exercise of its business judgment, that it would be in the best interests of each Portfolio and its shareholders for Invesco to replace OppenheimerFunds as investment sub-adviser for the Portfolios to enable the same portfolio management personnel to continue providing uninterrupted investment sub-advisory services for the Portfolios.

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EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2019 (UNAUDITED)

At a meeting held on June 11-12, 2019, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the New Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “New Agreement”) between AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”), which serves as the Trust’s investment manager, and 1832 Asset Management U.S. Inc. (“1832 Asset Management” or the “Sub-Adviser”) with respect to the Multimanager Aggressive Equity Portfolio (the “Portfolio”).

At the time of the June 11-12, 2019 meeting, Scotia Institutional Asset Management US, Ltd. (“Scotia”), an affiliate of 1832 Asset Management, was serving as investment sub-adviser for an actively managed portion of the Portfolio pursuant to an existing investment sub-advisory agreement between the Adviser and Scotia dated March 25, 2019 (the “Old Agreement”). In this regard, the Board noted that it had most recently considered and approved the existing investment sub-advisory agreement between the Adviser and Scotia at meetings held on July 10-12, 2018 (the “July Meeting”), in connection with the annual renewal of the investment sub-advisory agreement with respect to the Portfolio, and August 22, 2018, in connection with the Board’s approval of new investment advisory agreements and investment sub-advisory agreements for the Trust’s portfolios due to the expected termination of the then-existing agreements as a result of a change of control of the Adviser.

The Board noted that Scotia had recently notified the Adviser that, as part of a strategic realignment, Scotia would be de-registering as an investment adviser with the Securities and Exchange Commission (the “SEC”), and Scotia’s Growth team, including the founding member of the Growth team, who is also the portfolio manager for Scotia’s actively managed portion of the Portfolio, would continue to provide investment advisory services through 1832 Asset Management, which is registered as an investment adviser with the SEC. In anticipation of the strategic realignment, at the June 11-12, 2019 meeting, the Board considered whether it would be in the best interests of the Portfolio and its shareholders to approve the New Agreement between the Adviser and 1832 Asset Management. As of the date of this shareholder report, 1832 Asset Management has since replaced Scotia as investment sub-adviser for an actively managed portion of the Portfolio effective on or about June 30, 2019.

In reaching its decision to approve the New Agreement, the Board considered the overall fairness of the New Agreement and whether the New Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and the New Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by 1832 Asset Management; (2) comparative performance information; (3) the level of the proposed sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) “fall out” benefits that may accrue to 1832 Asset Management and its affiliates (i.e., indirect benefits that 1832 Asset Management would not receive but for the existence of the Portfolio). In considering the New Agreement, the Board did not identify any single factor or information as all-important or controlling, and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Adviser and 1832 Asset Management, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to the meeting. The Board also took into account information, including information relating to Scotia, provided to the Trustees at prior Board meetings, including the July Meeting. The information provided to the Trustees described, among other things, (i) the services currently being provided by Scotia, as well as Scotia’s investment personnel, sub-advisory fee, performance information, and other matters, and (ii) the services to be provided by 1832 Asset Management, as well as 1832 Asset Management’s investment personnel, proposed sub-advisory fee, performance information, and other matters. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the New Agreement and the information provided. The Independent Trustees also met in executive session during the

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meeting to discuss the New Agreement and the information provided. The Independent Trustees were assisted by independent counsel prior to and during the meeting and during their deliberations regarding the New Agreement and also received from counsel materials addressing, among other things, the legal standards applicable to their consideration of the New Agreement. In approving the New Agreement with respect to the Portfolio, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the proposed sub-advisory fee was fair and reasonable and that the approval of the New Agreement was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the New Agreement.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolio and its investors by 1832 Asset Management. In addition to the investment performance information discussed below, the Board considered 1832 Asset Management’s responsibilities with respect to the Portfolio (or the allocated portion thereof) pursuant to the New Agreement. The Board considered that 1832 Asset Management, subject to the oversight of the Adviser, would be responsible for making investment decisions with respect to the Portfolio (or the allocated portion thereof); placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio (or the allocated portion thereof); and performing certain related administrative functions. The Board also reviewed information regarding 1832 Asset Management’s process for selecting investments for the Portfolio (or the allocated portion thereof), as well as information regarding the qualifications and experience of the portfolio manager who would provide services to the Portfolio. The Board also considered information regarding 1832 Asset Management’s procedures for executing portfolio transactions for the Portfolio (or the allocated portion thereof) and 1832 Asset Management’s policies and procedures for selecting brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board received information regarding 1832 Asset Management’s trading experience and how 1832 Asset Management would seek to achieve “best execution” on behalf of the Portfolio (or the allocated portion thereof). The Board also noted 1832 Asset Management’s experience in serving as an investment adviser for certain Canadian mutual funds with a mandate similar to that of the Portfolio.

In this regard, the Board noted that the services to be provided by 1832 Asset Management under the New Agreement were not expected to change from the services being provided by Scotia under the Old Agreement; the same portfolio manager who is primarily responsible for the securities selection, research and trading for Scotia’s active allocated portion of the Portfolio would continue to manage 1832 Asset Management’s active allocated portion of the Portfolio after the strategic realignment; the Portfolio’s fees and expenses were not expected to change as a result of the approval of the New Agreement; and the sub-advisory fee that 1832 Asset Management would receive from the Adviser under the New Agreement would be based on the same fee schedule in effect under the Old Agreement with Scotia. In connection with its approval of the New Agreement on June 11-12, 2019, the Board also considered its conclusions in connection with its July Meeting approval of the existing investment sub-advisory agreement with Scotia, including its general satisfaction with the nature and quality of services being provided to the Portfolio by Scotia. In this regard, the Board also noted that the terms of the New Agreement with 1832 Asset Management are substantially identical to the terms of the Old Agreement between the Adviser and Scotia, except as to the effective date and the named sub-adviser.

The Board also factored into its review its familiarity with Scotia’s compliance program, policies and procedures, which would be utilized by 1832 Asset Management and would remain in effect with respect to the Growth team. In this regard, the Board noted that it had considered the Trust’s Chief Compliance Officer’s evaluation of Scotia’s compliance program, policies and procedures, and the Chief Compliance Officer’s certification that they were consistent with applicable legal standards, in connection with its July Meeting approval of the existing investment sub-advisory agreement with Scotia. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving 1832 Asset Management and reviewed information regarding 1832 Asset Management’s financial condition and history of operations and potential conflicts of interest in managing the Portfolio.

The Board also received and reviewed information regarding the performance of Scotia’s active allocated portion of the Portfolio relative to the performance of an appropriate benchmark and peer group over various

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time periods. The Board generally considered long-term performance to be more important than short-term performance. The Board also took into account discussions with the Adviser and Scotia about investment performance that had occurred at Board meetings throughout the year. In this regard, the Board also considered that the same portfolio manager would continue to be primarily responsible for the securities selection, research and trading for the active allocated portion of the Portfolio after the strategic realignment, and the investment strategies and techniques used in managing the Portfolio were not expected to change as a result of the strategic realignment. Notwithstanding the foregoing, the Board recognized that personnel changes may occur in the future in the ordinary course.

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by 1832 Asset Management were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the New Agreement.

Expenses

The Board considered the proposed sub-advisory fee for 1832 Asset Management with respect to the Portfolio (or allocated portion thereof) in light of the nature, quality and extent of the overall services to be provided by 1832 Asset Management. The Board considered the Adviser’s representation that the Portfolio’s fees and expenses were not expected to change as a result of the approval of the New Agreement. The Board also considered that the sub-advisory fee that 1832 Asset Management would receive from the Adviser under the New Agreement would be based on the same fee schedule in effect under the Old Agreement with Scotia. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to 1832 Asset Management with respect to the Portfolio and the advisory fee to be retained by the Adviser in light of, among other factors, the services provided to the Portfolio by the Adviser and 1832 Asset Management. The Board noted that the advisory fee paid by the Portfolio to the Adviser would not change as a result of the approval of the New Agreement.

The Board further noted that the Adviser, and not the Portfolio, would pay 1832 Asset Management and that the proposed sub-advisory fee was negotiated between 1832 Asset Management and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with 1832 Asset Management is reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board determined that the proposed sub-advisory fee for 1832 Asset Management is fair and reasonable.

Profitability and Costs

The Board also considered the estimated impact of the proposed sub-advisory fee on the profitability of the Adviser. In this regard, the Board took into account its prior review at the July Meeting and noted, again, that the Portfolio’s fees and expenses were not expected to change as a result of the approval of the New Agreement. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the New Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee is the product of negotiations with the Adviser and reflects levels of profitability acceptable to the Adviser and 1832 Asset Management based on the particular circumstances in each case for each of them.

Economies of Scale

The Board also considered whether economies of scale would be realized as the Portfolio grows larger and the extent to which this is reflected in the proposed sub-advisory fee rate schedule with respect to the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed sub-advisory fee rate schedule for the Portfolio includes breakpoints that reduce the sub-advisory fee rate as Portfolio assets under 1832 Asset Management’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board considered these factors, and the relationship they bear to the fee structure charged to the Portfolio by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Portfolio.

1661

Fall-Out and Other Benefits

The Board also considered possible fall-out benefits and other types of benefits that may accrue to 1832 Asset Management, including the following. The Board considered that 1832 Asset Management, through its position as investment sub-adviser to the Portfolio, may engage in “soft dollar” transactions. In addition, the Board noted that 1832 Asset Management may benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and 1832 Asset Management may derive benefits from its association with the Adviser and other sub-advisers to the Portfolio. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to 1832 Asset Management are fair and reasonable.

1662

EQAT — PROXY VOTING RESULTS (UNAUDITED)

At a Special Meeting of Shareholders held on March 1, 2019, shareholders of each Portfolio listed below approved, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment advisory agreement between AXA Equitable Funds Management Group, LLC (“FMG LLC”) and EQ Advisors Trust (the “Trust”), on behalf of each Portfolio, and under certain circumstances, any future advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan. The results of the shareholder vote are as follows:

EQAT Portfolio	Votes For	Votes Against	Abstain

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO	12,489,043.729	691,280.897	1,008,835.374

EQ/FIDELITY INSTITUTIONAL AMSM LARGE CAP PORTFOLIO	17,879,514.070	1,384,261.160	2,072,306.770

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO	4,550,206.342	216,125.714	633,970.944

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO	9,389,066.486	713,223.134	748,155.380

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO	4,692,412.249	246,083.341	646,676.410

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO	11,450,059.444	750,368.918	892,100.638

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO	4,054,471.396	312,335.840	537,731.764

EQ/IVY ENERGY PORTFOLIO	14,112,271.006	2,359,263.952	1,921,211.042

EQ/IVY MID CAP GROWTH PORTFOLIO	18,310,866.036	1,796,252.222	2,000,175.742

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO	4,124,065.005	251,470.435	493,955.560

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO	15,361,819.773	1,262,640.584	1,617,202.643

EQ/MFS INTERNATIONAL VALUE PORTFOLIO	26,707,039.742	2,220,974.239	2,761,605.019

EQ/MFS TECHNOLOGY PORTFOLIO	9,614,426.245	1,137,045.635	697,555.120

EQ/MFS UTILITIES SERIES PORTFOLIO	4,946,570.137	296,933.514	605,528.349

EQ/PIMCO TOTAL RETURN PORTFOLIO	20,317,763.911	1,537,151.019	1,823,029.070

EQ/PIMCO REAL RETURN PORTFOLIO	6,467,574.753	360,672.129	477,404.118

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	3,075,417.301	472,975.649	314,294.050

At a Special Meeting of Shareholders held on March 1, 2019, shareholders of the EQ/American Century Mid Cap Value Portfolio approved, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement between FMG LLC and American Century Investment Management, Inc., and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan. The results of the shareholder vote are as follows:

EQAT Portfolio	Votes For	Votes Against	Abstain

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO	12,485,920.664	694,195.728	1,009,043.608

At a Special Meeting of Shareholders held on March 1, 2019, shareholders of the EQ/Fidelity Institutional AMSM Large Cap Portfolio approved, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement between FMG LLC and FIAM LLC, and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan. The results of the shareholder vote are as follows:

EQAT Portfolio	Votes For	Votes Against	Abstain

EQ/FIDELITY INSTITUTIONAL AMSM LARGE CAP PORTFOLIO	17,642,025.229	1,535,479.701	2,158,577.070

1663

At a Special Meeting of Shareholders held on March 1, 2019, shareholders of the EQ/Franklin Rising Dividends Portfolio and EQ/Franklin Strategic Income Portfolio approved, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement between FMG LLC and Franklin Advisers, Inc., and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan. The results of the shareholder vote are as follows:

EQAT Portfolio	Votes For	Votes Against	Abstain

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO	4,539,341.330	259,686.633	601,275.037

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO	9,255,119.106	770,764.872	824,561.022

At a Special Meeting of Shareholders held on March 1, 2019, shareholders of the EQ/Goldman Sachs Mid Cap Value Portfolio approved, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement between FMG LLC and Goldman Sachs Asset Management L.P., and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan. The results of the shareholder vote are as follows:

EQAT Portfolio	Votes For	Votes Against	Abstain

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO	4,693,707.025	281,112.554	610,352.421

At a Special Meeting of Shareholders held on March 1, 2019, shareholders of the EQ/Invesco Global Real Estate Portfolio and EQ/Invesco International Growth Portfolio approved, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement between FMG LLC and Invesco Advisers, Inc., and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan. The results of the shareholder vote are as follows:

EQAT Portfolio	Votes For	Votes Against	Abstain

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO	11,378,522.565	813,356.763	900,649.672

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO	4,031,740.852	336,143.970	536,654.178

At a Special Meeting of Shareholders held on March 1, 2019, shareholders of the EQ/Ivy Energy Portfolio, EQ/Ivy Mid Cap Growth Portfolio and EQ/Ivy Science and Technology Portfolio approved, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement between FMG LLC and Ivy Investment Management Company, and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan. The results of the shareholder vote are as follows:

EQAT Portfolio	Votes For	Votes Against	Abstain

EQ/IVY ENERGY PORTFOLIO	14,173,024.660	2,392,390.576	1,827,330.764

EQ/IVY MID CAP GROWTH PORTFOLIO	18,134,977.260	1,946,107.616	2,026,209.124

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO	4,116,414.764	250,601.127	502,475.109

At a Special Meeting of Shareholders held on March 1, 2019, shareholders of the EQ/Lazard Emerging Markets Equity Portfolio approved, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement between FMG LLC and Lazard Asset Management LLC., and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan. The results of the shareholder vote are as follows:

EQAT Portfolio	Votes For	Votes Against	Abstain

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO	15,233,819.953	1,375,594.047	1,632,249.000

1664

At a Special Meeting of Shareholders held on March 1, 2019, shareholders of the EQ/MFS International Value Portfolio, EQ/MFS Technology Portfolio, and EQ/MFS Utilities Series Portfolio approved, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement between FMG LLC and Massachusetts Financial Services Company d/b/a MFS Investment Management, and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan. The results of the shareholder vote are as follows:

EQAT Portfolio	Votes For	Votes Against	Abstain

EQ/MFS INTERNATIONAL VALUE PORTFOLIO	26,575,934.040	2,265,423.023	2,848,261.937

EQ/MFS TECHNOLOGY PORTFOLIO	9,540,005.825	1,198,869.103	710,152.072

EQ/MFS UTILITIES SERIES PORTFOLIO	4,929,077.377	320,797.214	599,157.409

At a Special Meeting of Shareholders held on March 1, 2019, shareholders of the EQ/PIMCO Real Return Portfolio and EQ/PIMCO Total Return Portfolio approved, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement between FMG LLC and Pacific Investment Management Company LLC, and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan. The results of the shareholder vote are as follows:

EQAT Portfolio	Votes For	Votes Against	Abstain

EQ/PIMCO REAL RETURN PORTFOLIO	6,473,925.478	359,363.154	472,362.368

EQ/PIMCO TOTAL RETURN PORTFOLIO	20,288,606.486	1,576,728.317	1,812,609.197

At a Special Meeting of Shareholders held on March 1, 2019, shareholders of the EQ/T. Rowe Price Health Sciences Portfolio approved, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement between FMG LLC and T. Rowe Price Associates, Inc., and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan. The results of the shareholder vote are as follows:

EQAT Portfolio	Votes For	Votes Against	Abstain

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	3,056,334.906	468,297.084	338,055.010

At a Special Meeting of Shareholders held on March 1, 2019, shareholders of each Portfolio listed below approved a “manager-of-managers” policy to permit FMG LLC to enter into or materially amend agreements with unaffiliated investment sub-advisers without obtaining shareholder approval. The results of the shareholder vote are as follows:

EQAT Portfolio	Votes For	Votes Against	Abstain

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO	12,056,429.278	1,169,777.900	962,952.822

EQ/FIDELITY INSTITUTIONAL AMSM LARGE CAP PORTFOLIO	17,030,481.151	2,374,155.491	1,931,445.358

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO	4,421,898.857	389,647.839	588,756.304

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO	9,126,134.062	973,879.204	750,431.734

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO	4,537,289.768	481,469.092	566,413.140

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO	10,922,108.008	1,191,593.965	978,827.027

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO	3,777,200.259	577,649.225	549,689.516

EQ/IVY ENERGY PORTFOLIO	14,003,462.076	2,564,310.045	1,824,973.879

1665

EQAT Portfolio	Votes For	Votes Against	Abstain

EQ/IVY MID CAP GROWTH PORTFOLIO	17,839,690.863	2,411,923.373	1,855.679.764

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO	4,022,632.464	338,173.348	508,685.188

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO	14,606,142.269	1,975,826.901	1,659,693.830

EQ/MFS INTERNATIONAL VALUE PORTFOLIO	25,127,221.195	3,863,005.729	2,699,392.076

EQ/MFS TECHNOLOGY PORTFOLIO	8,846,518.348	1,878,625.836	723,882.816

EQ/MFS UTILITIES SERIES PORTFOLIO	4,815,126.209	469,900.703	564,005.088

EQ/PIMCO TOTAL RETURN PORTFOLIO	19,614,839.979	2,195,995.459	1,867,108.562

EQ/PIMCO REAL RETURN PORTFOLIO	6,403,923.611	440,768.625	460,958.764

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	2,959,102.685	538,592.960	364,991.355

1666

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Previously, this information was filed on Form N-Q. These filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

1667

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (“1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 26, 2019

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
August 26, 2019